Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2025, and the related statements of operations of changes in net assets and of cumulative net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Growth Fund Z Class - 06-GKC (1)(20)	Invesco Small Cap Growth Fund A Class - 06-320 (1)(19)
AB Discovery Value Fund Z Class - 06-GKF (1)(20)	Invesco Small Cap Growth Fund R Class - 06-595 (1)(19)
AB Global Bond Fund Z Class - 06-3GC (1)(19)	Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)(19)
AB High Income Fund Advisor Class - 06-005 (1)(19)	Invesco SmCap Value R6 Retirement Class - 06-6PR (1)(22)
AB Large Cap Growth Fund Advisor Class - 06-3YR (1)(19)	Invesco Technology Fund A Class - 06-855 (1)(19)
AB Large Cap Growth Fund Z Class - 06-3FY (1)(19)	Invesco Technology Fund Investor Class - 06-805 (1)(19)
AB Small Cap Growth Portfolio Z Class - 06-GKG (1)(20)	Invesco Val Opp R6 Other Class - 06-6KP (1)(22)
Alger Balanced Portfolio I-2 Class - 06-505 (1)(19)	Invesco Val Opp Y Inst Class - 06-6KR (1)(21)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)(19)	Invesco Value Opportunities Fund A Class - 06-814 (1)(19)
Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)(19)	Invesco Value Opportunities Fund R Class - 06-813 (1)(19)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)(19)	iShares MSCI EAFE International Index Fund K Class - 06-3VK (1)(19)
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (1)(19)	iShares Russell 1000LgCp Idx K Class - 06-46P (1)(19)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)(19)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (1)(19)
Alger Focus Equity Y Inst Class - 06-6RH (1)(22)	iShares Russell Mid-Cap Index Fund K Class - 06-3GM (1)(19)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)(19)	iShares S&P 500 Index Fund K Class - 06-3G4 (1)(19)
Alger Small Cap Focus Fund Y Class - 06-3GY (1)(19)	iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (1)(22)

PricewaterhouseCoopers LLP
One American Square, Suite 2100
Indianapolis, Indiana 46282
www.pwc.com/us	(317) 222 2202

Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)(19)	iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (1)(19)
Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)(19)	Janus Henderson Balanced Fund N Class - 06-CYC (1)(19)
Allspring Core Plus Bond R6 Retirement Class - 06-4YK (1)(20)	Janus Henderson Balanced Fund R Class - 06-612 (1)(19)
Allspring Spec Mid Cap Value R6 Class - 06-3J6 (1)(19)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)(19)
Allspring Spec Small Cap Value R6 Class - 06-3JF (1)(19)	Janus Henderson Dev World Bond N Class - 06-4TJ (1)(19)
Amana Developing World Instl Class - 06-74T (17)(22)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)(19)
Amana Growth Instl Class - 06-74R (17)(22)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)(19)
Amana Income Instl Class - 06-74P (17)(22)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)(19)
American Beacon International Equity Fund R6 Class - 06-33Y (1)(19)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)(19)
American Beacon Small Cap Value Fund Investor Class - 06-34F (1)(21)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)(19)
American Beacon Small Cap Value Fund R6 Class - 06-34C (1)(19)	Janus Henderson Forty Fund R Class - 06-154 (1)(19)
American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN (1)(22)	Janus Henderson Global Equity Income Fund A Class - 06-GMH (1)(20)
American Beacon ST Mid-Cap Retirement Class - 06-69V (1)(22)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)(20)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)(19)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)(20)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)(19)	Janus Henderson Global Life Sciences Fund N Class - 06-3WT (1)(20)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)(19)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)(19)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)(19)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)(19)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)(19)	Janus Henderson Global Technology Fund N Class - 06-3CM (1)(19)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)(19)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)(19)
American Century One Choice 2040 Portfolio A Class - 06-407 (1)(19)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)(19)
American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)(19)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)(19)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)(19)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)(19)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)(19)	Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (1)(19)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)(19)	Janus Henderson Overseas N Class - 06-6CC (1)(22)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)(19)	Janus Henderson Research Fund A Class - 06-888 (1)(19)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)(19)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)(19)
American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)(19)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)(19)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)(19)	Janus Henderson Triton Fund A Class - 06-889 (1)(19)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)(19)	Janus Henderson Triton Fund N Class - 06-CYH (1)(19)

American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)(19)	Janus Henderson Triton Fund Service Class - 06-921 (1)(19)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)(19)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)(19)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)(19)	Janus Henderson Venture Fund N Class - 06-3P3 (1)(19)
American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)(19)	JHancock Disc Val Mid Cap R6 Class - 06-4TN (1)(20)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)(19)	JHancock Glbl Env Opps R6 Retirement Class - 06-79C (3)(23)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)(19)	JHancock Intl Growth R6 Class - 06-64P (1)(21)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)(19)	JHancock MM LF Aggressive R6 Class - 06-4FG (1)(21)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)(19)	JHancock MM LF Balanced R6 Class - 06-4FC (1)(21)
American Century Disc Core Value Fund Investor Class - 06-460 (1)(19)	JHancock MM LF Growth R6 Class - 06-4FF (1)(21)
American Century Disciplined Growth Fund A Class - 06-697 (1)(19)	JHancock MM LF Moderate R6 Class - 06-4F9 (1)(21)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)(19)	John Hancock Balanced Fund R6 Class - 06-3TF (1)(21)
American Century Diversified Bond Fund A Class - 06-722 (1)(19)	John Hancock Bond Fund R6 Class - 06-3HM (1)(19)
American Century Diversified Bond Fund Investor Class - 06-721 (1)(19)	John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (1)(21)
American Century Emerging Markets Fund A Class - 06-204 (1)(19)	JPMorgan Core Bond R6 Retirement Class - 06-6HY (1)(21)
American Century Emerging Markets Fund Investor Class - 06-206 (1)(19)	JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (1)(19)
American Century Emerging Markets Fund R6 Class - 06-CPK (1)(19)	JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (1)(19)
American Century Equity Growth Fund A Class - 06-175 (1)(19)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)(19)
American Century Equity Income Fund A Class - 06-285 (1)(19)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)(19)
American Century Equity Income Fund Investor Class - 06-475 (1)(19)	JPMorgan Global Allocation R6 Class - 06-4FH (1)(20)
American Century Equity Income Fund R6 Class - 06-CPM (1)(19)	JPMorgan Global Bond Opps R6 Class - 06-4GH (1)(19)
American Century Ginnie Mae A Class - 06-435 (1)(19)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)(19)
American Century Growth Fund A Class - 06-445 (1)(19)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)(19)
American Century Growth Fund R6 Class - 06-CPN (1)(19)	JPMorgan Income R6 Class - 06-4GJ (1)(19)
American Century Heritage Fund A Class - 06-290 (1)(19)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (1)(19)
American Century Heritage Fund Investor Class - 06-046 (1)(19)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (1)(19)
American Century Heritage Fund R6 Class - 06-CPP (1)(19)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)(19)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)(19)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)(19)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (1)(19)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)(19)
American Century International Growth A Class - 06-325 (1)(19)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)(19)

American Century International Growth Investor Class - 06-420 (1)(19)	JPMorgan Sm Cap Equity I Inst Class - 06-4MR (1)(21)
American Century International Opportunities Fund A Class - 06-3VH (1)(19)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (1)(19)
American Century Large Company Value A Class - 06-355 (1)(19)	JPMorgan Small Cap Value Fund R6 Class - 06-44Y (1)(19)
American Century Mid Cap Value Fund A Class - 06-395 (1)(19)	JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF (18)(23)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)(19)	JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9 (1)(21)
American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)(19)	JPMorgan SmartRetire 2025 R6 Class - 06-46T (1)(20)
American Century One Chc Blnd 2025 R6 Class - 06-66X (1)(20)	JPMorgan SmartRetire 2030 R6 Class - 06-46V (1)(20)
American Century One Chc Blnd 2030 R6 Class - 06-66Y (1)(20)	JPMorgan SmartRetire 2035 R6 Class - 06-46W (1)(20)
American Century One Chc Blnd 2035 R6 Class - 06-67C (1)(20)	JPMorgan SmartRetire 2040 R6 Class - 06-46X (1)(20)
American Century One Chc Blnd 2040 R6 Class - 06-67F (1)(20)	JPMorgan SmartRetire 2045 R6 Class - 06-46Y (1)(20)
American Century One Chc Blnd 2045 R6 Class - 06-67G (1)(20)	JPMorgan SmartRetire 2050 R6 Class - 06-47C (1)(20)
American Century One Chc Blnd 2050 R6 Class - 06-67H (1)(20)	JPMorgan SmartRetire 2055 R6 Class - 06-47F (1)(20)
American Century One Chc Blnd 2055 R6 Class - 06-67J (18)(23)	JPMorgan SmartRetire 2060 R6 Class - 06-47G (1)(20)
American Century One Chc Blnd 2060 R6 Class - 06-67K (1)(20)	JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC (1)(22)
American Century One Chc Blnd 2065 R6 Class - 06-67M (1)(20)	JPMorgan SmartRetire Income R6 Class - 06-47H (1)(22)
American Century One Choice 2065 A Class - 06-63T (1)(19)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)(20)
American Century One Choice 2065 Inv Class - 06-63N (1)(19)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)(20)
American Century One Choice 2065 R6 Class - 06-63X (1)(19)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)(20)
American Century Real Estate Fund A Class - 06-380 (1)(19)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)(20)
American Century Real Estate Fund Investor Class - 06-269 (1)(19)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)(20)
American Century Real Estate Fund R6 Class - 06-CRK (1)(19)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)(20)
American Century Select A Class - 06-240 (1)(19)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)(20)
American Century Select Investor Class - 06-440 (1)(19)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)(20)
American Century Small Cap Growth A Class - 06-200 (1)(19)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)(20)
American Century Small Cap Growth R6 Class - 06-6C7 (1)(20)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)(19)
American Century Small Cap Value Fund A Class - 06-390 (1)(19)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)(19)
American Century Small Cap Value Fund Investor Class - 06-470 (1)(19)	JPMorgan US Equity R6 Class - 06-4TC (1)(19)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)(19)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (1)(20)
American Century Small Company A Class - 06-385 (1)(19)	Knights of Columbus Core Bond Institutional Class - 06-FRN (1)(19)

4

American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)(19)	Knights of Columbus Intl Eq Institutional Class - 06-FRP (1)(19)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)(19)	Knights of Columbus Lg Gr Institutional Class - 06-FRR (1)(19)
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)(19)	Knights of Columbus Lg Val Institutional Class - 06-FRT (1)(19)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)(19)	Knights Of Columbus Small Cap Institutional Class - 06-FRV (1)(19)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)(19)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (1)(19)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)(19)	Lord Abbett Affiliated Fund R6 Class - 06-3WF (18)(23)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)(19)	Lord Abbett Bond Debenture R6 Class - 06-4F6 (1)(19)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)(19)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)(19)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)(19)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)(19)
American Century Ultra Fund A Class - 06-430 (1)(19)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)(19)
American Century Ultra Fund Investor Class - 06-450 (1)(19)	Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (1)(19)
American Century Ultra Fund R6 Class - 06-CRT (1)(19)	Lord Abbett Dividend Growth Fund R3 Class - 06-424 (1)(19)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)(19)	Lord Abbett Dividend Growth Fund R5 Class - 06-CJV (1)(19)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)(19)	Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK (1)(19)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)(19)	Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (1)(19)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)(19)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)(19)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)(19)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)(19)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)(19)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)(19)
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)(19)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)(19)
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)(19)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)(19)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)(19)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)(19)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)(19)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)(19)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)(19)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)(19)
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)(19)	Lord Abbett Inc Fund R6 Class - 06-3WG (1)(21)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)(19)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (1)(19)
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)(19)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (1)(19)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)(19)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (1)(19)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)(19)	Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG (18)(21)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)(19)	Lord Abbett Short Dur Inc R6 Class - 06-73H (18)(23)

5

American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)(19)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)(19)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)(19)	Lord Abbett Total Return Fund I Class - 06-949 (1)(19)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)(19)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)(19)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)(19)	Lord Abbett Total Return Fund R6 Class - 06-3RJ (1)(19)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)(19)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)(19)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)(19)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)(19)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)(19)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)(19)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)(19)	Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (18)(23)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)(19)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)(19)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)(19)	LVIP American Century Capital Appreciation Fund I Class - 06-410 (1)(19)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)(19)	Macquarie Balanced R Class - 06-009 (1)(19)
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)(19)	Macquarie Climate Solutions Y Class - 06-CGR (1)(19)
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)(19)	Macquarie Emerging Markets R6 Class - 06-3YK (1)(19)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)(19)	Macquarie Global Bond R6 Class - 06-6XP (14)(22)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)(19)	Macquarie High Inc Y Class - 06-012 (1)(19)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)(19)	Macquarie High Income R Class - 06-011 (1)(19)
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY (1)(19)	Macquarie Mid Cap Growth R6 Class - 06-3VY (1)(20)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3 (1)(19)	Macquarie Sci & Tech Y Class - 06-CGV (18)(23)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4 (1)(19)	Macquarie Sm Cap Val R6 Class - 06-3CN (1)(19)
American Funds 2070 Trgt Date Ret R3 Class - 06-6YC (18)(23)	Macquarie Small Cap Core R6 Class - 06-3GP (1)(19)
American Funds 2070 Trgt Date Ret R4 Class - 06-6YF (15)(22)	Macquarie Smid Cap Core R Class - 06-FPP (1)(19)
American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9 (15)(22)	Macquarie Smid Cap Core R6 Class - 06-FNR (1)(19)
American Funds AMCAP Fund R3 Class - 06-182 (1)(19)	Macquarie Smid Cap Core Y Class - 06-FPF (1)(19)
American Funds AMCAP Fund R4 Class - 06-207 (1)(19)	Macquarie Sys Emg Mkt Eq R6 Class - 06-3XY (1)(19)
American Funds AMCAP Fund R6 Class - 06-CTN (1)(19)	MainStay Large Cap Growth Fund R6 Class - 06-3HY (1)(20)
American Funds American Balanced Fund R3 Class - 06-447 (1)(19)	MainStay WMC Value R6 Class - 06-6NH (1)(21)
American Funds American Balanced Fund R4 Class - 06-446 (1)(19)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)(19)
American Funds American Balanced Fund R6 Class - 06-CTP (1)(19)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)(19)
American Funds American High Income Trust R3 Class - 06-184 (1)(19)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)(19)
American Funds American High Income Trust R4 Class - 06-208 (1)(19)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)(19)

6

American Funds American High-Income Trust R6 Class - 06-3MC (1)(19)	Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW (1)(20)
American Funds American Mutual Fund R4 Class - 06-3MK (1)(19)	Met West Total Return Bd P Class - 06-47P (1)(19)
American Funds American Mutual Fund R6 Class - 06-3M3 (1)(19)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)(19)
American Funds Capital Income Builder R4 Class - 06-3MM (1)(19)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)(19)
American Funds Capital Income Builder R6 Class - 06-3M6 (1)(19)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)(19)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)(20)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)(19)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)(19)	MFS Core Equity Fund R6 Class - 06-3W7 (1)(19)
American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)(19)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (1)(19)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)(19)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)(19)
American Funds EUPAC R3 Class - 06-181 (1)(19)	MFS Global Bond R6 Class - 06-4TK (1)(20)
American Funds EUPAC R4 Class - 06-212 (1)(19)	MFS Global Real Estate R6 Class - 06-4FM (1)(19)
American Funds EUPAC R5 Class - 06-296 (1)(19)	MFS Growth Allocation Fund R2 Class - 06-076 (1)(19)
American Funds EUPAC R6 Class - 06-CTT (1)(19)	MFS Growth Allocation Fund R3 Class - 06-060 (1)(19)
American Funds Fundamental Investors R3 Class - 06-213 (1)(19)	MFS Growth Fund R6 Class - 06-CYN (1)(19)
American Funds Fundamental Investors R4 Class - 06-214 (1)(19)	MFS International Diversification Fund R6 Class - 06-3MF (1)(19)
American Funds Fundamental Investors R6 Class - 06-CTV (1)(19)	MFS International Equity R6 Class - 06-6W7 (12)(22)
American Funds Global Balanced Fund R6 Class - 06-3M9 (1)(19)	MFS International Growth Fund R6 Class - 06-49X (1)(19)
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (1)(19)	MFS International New Discovery Fund A Class - 06-360 (1)(19)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)(19)	MFS International New Discovery Fund R2 Class - 06-379 (1)(19)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)(19)	MFS International New Discovery Fund R6 Class - 06-CYP (1)(19)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (1)(20)	MFS International Value Fund R2 Class - 06-822 (1)(19)
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (1)(19)	MFS International Value Fund R3 Class - 06-773 (1)(19)
American Funds Investment Company of America R6 Class - 06-3GH (1)(19)	MFS International Value Fund R6 Class - 06-CYR (1)(19)
American Funds New Perspective Fund R3 Class - 06-502 (1)(19)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)(19)
American Funds New Perspective Fund R4 Class - 06-503 (1)(19)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)(19)
American Funds New Perspective Fund R6 Class - 06-CTW (1)(19)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)(19)
American Funds New World Fund R3 Class - 06-691 (1)(19)	MFS Mid Cap Growth Fund A Class - 06-365 (1)(19)
American Funds New World Fund R4 Class - 06-689 (1)(19)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)(20)
American Funds New World Fund R6 Class - 06-CTX (1)(19)	MFS Mid Cap Growth R2 Class - 06-74Y (18)(23)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)(19)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)(19)

7

American Funds SMALLCAP World Fund R4 Class - 06-332 (1)(19)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)(19)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)(19)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)(19)
American Funds The Bond Fund of America R6 Class - 06-39V (1)(19)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)(19)
American Funds The Growth Fund of America R3 Class - 06-179 (1)(19)	MFS New Discovery Fund R2 Class - 06-298 (1)(19)
American Funds The Growth Fund of America R4 Class - 06-216 (1)(19)	MFS New Discovery Fund R3 Class - 06-299 (1)(19)
American Funds The Growth Fund of America R6 Class - 06-CVC (1)(19)	MFS Technology Fund R2 Class - 06-CMG (1)(19)
American Funds The Income Fund of America R4 Class - 06-3MN (1)(19)	MFS Technology Fund R3 Class - 06-CMH (1)(19)
American Funds The Income Fund of America R6 Class - 06-3M7 (1)(19)	MFS Technology Fund R6 Class - 06-CYW (1)(19)
American Funds The New Economy Fund R6 Class - 06-3KY (1)(19)	MFS Total Return Bond Fund R6 Class - 06-3TH (1)(20)
American Funds U.S. Government Securities Fund R6 Class - 06-3TK (1)(19)	MFS Total Return Fund R6 Class - 06-3JR (1)(19)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)(19)	MFS Utilities Fund R2 Class - 06-389 (1)(19)
American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)(19)	MFS Utilities Fund R3 Class - 06-388 (1)(19)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)(19)	MFS Utilities Fund R6 Class - 06-39X (1)(19)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)(19)	MFS Value Fund A Class - 06-375 (1)(19)
AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4 (1)(22)	MFS Value Fund R6 Class - 06-CYX (1)(19)
AQR Small Cap Multi-Style Fund N Class - 06-CCF (1)(20)	Monteagle Opportunity Equity Fund Investor Class - 06-105 (1)(20)
Ariel Appreciation Fund Investor Class - 06-335 (1)(19)	Nationwide Geneva SmCp Gr R6 Class - 06-47T (1)(20)
Ariel Fund Investor Class - 06-330 (1)(19)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)(19)
Avantis Emerging Markets Equity Inst Class - 06-6W6 (12)(22)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)(19)
Avantis US Small Cap Val Instl Class - 06-6Y3 (18)(23)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)(19)
Ave Maria Growth Fund - 06-082 (1)(19)	Neuberger Berman Intnsc Val R6 Class - 06-47J (1)(20)
Ave Maria Rising Dividend Fund - 06-084 (1)(19)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)(19)
Ave Maria Value Fund - 06-081 (1)(19)	Neuberger Berman Lg Cap Val R6 Class - 06-4XP (1)(19)
Ave Maria World Equity Fund - 06-085 (1)(19)	Neuberger Berman Quality Eqty A Class - 06-CNY (1)(19)
Baird Aggregate Bond Inst Class - 06-4TP (1)(20)	Neuberger Berman Quality Eqty R3 Class - 06-CPC (1)(19)
Baird Core Plus Bond Inst Class - 06-4RC (1)(20)	Neuberger Berman Quality Eqty R6 Class - 06-3R7 (1)(20)
Baird Intermediate Bond Inst Class - 06-6N3 (18)(23)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)(19)
Baird Short-Term Bond Inst Class - 06-4XC (1)(21)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)(19)
Baron Emerging Markets Fund R6 Class - 06-3J9 (1)(19)	Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (1)(19)
BlackRock Advg Small Cap Gr K Class - 06-46J (1)(21)	Neuberger Berman Strat Inc R6 Class - 06-64R (1)(20)
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM (1)(20)	North Square Multi Strategy Fund A Class - 06-839 (1)(19)

8

BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)(19)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)(19)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)(19)	Northern Small Cap Value Fund R Class - 06-492 (1)(19)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)(19)	Northern U.S. Quality ESG Fund - 06-49V (1)(21)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)(19)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)(19)
BlackRock Global Allocation Fund K Class - 06-FRX (1)(19)	Nuveen MidCap Val Opp A Class - 06-234 (1)(19)
BlackRock Global Allocation Fund R Class - 06-527 (1)(19)	Nuveen MidCap Val Opp R6 Class - 06-3JK (1)(19)
BlackRock Global Dividend Portfolio K Class - 06-CVH (1)(22)	Nuveen Quant Midcap Growth R Class - 06-944 (1)(19)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)(19)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)(19)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)(19)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)(19)
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)(19)	Nuveen Small Cap Select Fund A Class - 06-239 (1)(19)
BlackRock High Yield Bond Portfolio K Class - 06-33K (1)(19)	Nuveen Small Cap Value Fund A Class - 06-242 (1)(19)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)(19)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)(19)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)(19)	Parnassus Core Equity Fund Investor Class - 06-497 (1)(19)
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (1)(19)	Parnassus Mid Cap Fund - 06-498 (1)(19)
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (1)(19)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)(19)
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (1)(19)	Pax Sustainable Alloc Inv Investor Class - 06-568 (1)(19)
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (1)(19)	Payden Emerging Markets Bond Investor Class - 06-501 (1)(19)
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (1)(19)	Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (1)(21)
BlackRock LifePath Index 2050 Fund K Class - 06-CVV (1)(19)	PGIM Day One 2020 Fund R6 Class - 06-44K (1)(19)
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (1)(19)	PGIM Day One 2025 Fund R6 Class - 06-44M (1)(19)
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (1)(19)	PGIM Day One 2030 Fund R6 Class - 06-44N (1)(19)
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3 (1)(19)	PGIM Day One 2035 Fund R6 Class - 06-44P (1)(19)
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (1)(19)	PGIM Day One 2040 Fund R6 Class - 06-44R (1)(19)
BlackRock LifePth Idx 2070 K Retirement Class - 06-79W (3)(23)	PGIM Day One 2045 Fund R6 Class - 06-44T (1)(19)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)(20)	PGIM Day One 2050 Fund R6 Class - 06-44V (1)(19)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)(20)	PGIM Day One 2055 Fund R6 Class - 06-44W (1)(19)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)(20)	PGIM Day One 2060 Fund R6 Class - 06-44X (1)(19)
BlackRock Mortg Backed Sec A Class - 06-4WH (1)(19)	PGIM Day One Income Fund R6 Class - 06-44G (1)(19)
BlackRock Strategic Global Bond Fund R Class - 06-4PX (1)(20)	PGIM Global Real Estate Fund A Class - 06-531 (1)(19)

9

BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)(19)	PGIM Global Real Estate Fund R2 Class - 06-3FN (1)(19)
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)(19)	PGIM Global Real Estate Fund R4 Class - 06-3FP (1)(19)
BlackRock Total Return Fund A Class - 06-093 (1)(19)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)(19)
BlackRock Total Return Fund K Class - 06-CWC (1)(19)	PGIM Global Real Estate Fund Z Class - 06-526 (1)(19)
BlackRock Total Return Fund R Class - 06-901 (1)(19)	PGIM Global Total Return Fund R6 Class - 06-3XW (1)(19)
BNY Mellon Bond Market Index I Class - 06-47M (1)(20)	PGIM Global Total Return R4 Retirement Class - 06-6CF (1)(20)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)(19)	PGIM High Yield Fund A Class - 06-533 (1)(19)
BNY Mellon Natural Resources Fund Y Class - 06-39Y (1)(19)	PGIM High Yield Fund Z Class - 06-532 (1)(19)
Boston Trust SMID Cap Other Class - 06-6KT (1)(21)	PGIM High-Yield Fund R2 Class - 06-3FH (1)(19)
Brandywine Global Corp Credit Y Inst Class - 06-4PC (1)(21)	PGIM High-Yield Fund R4 Class - 06-3FJ (1)(19)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)(19)	PGIM High-Yield Fund R6 Class - 06-FCY (1)(19)
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (1)(19)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)(19)
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714 (1)(19)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)(19)
Calamos Market Neutral Income R6 Class - 06-66R (1)(20)	PGIM Jennison Focused Growth Fund A Class - 06-079 (1)(19)
Calvert Balanced R6 Class - 06-4FJ (1)(20)	PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (1)(20)
Calvert Equity Portfolio A Class - 06-345 (1)(19)	PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9 (1)(19)
Calvert Income Fund A Class - 06-340 (1)(19)	PGIM Jennison Growth R6 Class - 06-4Y6 (1)(22)
Calvert Small Cap Fund A Class - 06-516 (1)(19)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)(19)
Calvert Small Cap R6 Class - 06-4FN (1)(19)	PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (1)(20)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (1)(19)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)(19)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)(19)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)(19)
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ (1)(21)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)(19)
ClearBridge Aggressive Growth Fund FI Class - 06-711 (1)(20)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)(19)
ClearBridge Aggressive Growth Fund R Class - 06-716 (1)(22)	PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (1)(21)
ClearBridge Appreciation Fund FI Class - 06-712 (1)(19)	PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (1)(21)
ClearBridge Appreciation Fund IS Class - 06-3G6 (1)(19)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)(19)
ClearBridge Appreciation Fund R Class - 06-717 (1)(19)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)(19)
ClearBridge International Growth Fund IS Class - 06-3XJ (1)(19)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)(19)
ClearBridge Large Cap Growth Fund IS Class - 06-GJW (1)(20)	PGIM Jennison Small Company Fund A Class - 06-589 (1)(19)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (1)(20)	PGIM Jennison Small Company Fund R2 Class - 06-3FR (1)(20)

10

ClearBridge Mid Cap I Class - 06-47N (1)(19)	PGIM Jennison Small Company Fund R4 Class - 06-3FW (1)(20)
ClearBridge Mid Cap Inst Class - 06-6TR (1)(22)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)(20)
ClearBridge Sm Cap Gr Inst Class - 06-64M (1)(20)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)(19)
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (1)(19)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)(20)
Cohen & Steers Real Est Sec A Class - 06-4VF (18)(23)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)(19)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (1)(19)	PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (1)(20)
Cohen & Steers Realty Shares Fund - 06-3KV (1)(19)	PGIM Target Date 2065 R6 Retirement Class - 06-7C4 (3)(23)
Columbia Acorn International Fund A Class - 06-693 (1)(19)	PGIM Total Return Bond Fund A Class - 06-538 (1)(19)
Columbia Acorn International Fund Institutional Class - 06-692 (1)(20)	PGIM Total Return Bond Fund R2 Class - 06-3FK (1)(19)
Columbia Acorn International Fund Institutional 3 Class - 06-CWF (1)(19)	PGIM Total Return Bond Fund R4 Class - 06-3FM (1)(19)
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M (1)(20)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)(19)
Columbia Capital Allocation Agrsv Inst Class - 06-66P (1)(20)	PGIM Total Return Bond Fund Z Class - 06-537 (1)(19)
Columbia Capital Allocation Mod Inst Class - 06-66J (1)(20)	PGIM US Real Estate R6 Retirement Class - 06-79Y (3)(23)
Columbia Contrarian Core Fund A Class - 06-902 (1)(19)	PIMCO All Asset Fund R Class - 06-017 (1)(19)
Columbia Contrarian Core Inst Class - 06-73K (16)(22)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)(19)
Columbia Contrarian Core Institutional 3 Class - 06-46K (1)(20)	PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (1)(20)
Columbia Dividend Income Fund A Class - 06-903 (1)(19)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)(19)
Columbia Dividend Income I3 Class - 06-4FK (1)(19)	PIMCO CommodPlus Strat Institutional Class - 06-6NP (1)(22)
Columbia Dividend Income Inst Class - 06-73M (16)(22)	PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (1)(21)
Columbia Emerging Markets Bond Fund A Class - 06-438 (1)(19)	PIMCO High Yield Fund Admin Class - 06-760 (1)(19)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)(19)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)(19)
Columbia Intg Large Cap Growth Inst A Class - 06-67P (1)(20)	PIMCO High Yield Fund R Class - 06-705 (1)(19)
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R (1)(20)	PIMCO Income Fund Admin Class - 06-768 (1)(19)
Columbia Intg Small Cap Growth A Class - 06-67T (1)(20)	PIMCO Income Fund Institutional Class - 06-FCK (1)(19)
Columbia Mid Cap Growth A Class - 06-64V (1)(20)	PIMCO Income Fund R Class - 06-769 (1)(19)
Columbia Mid Cap Index Fund A Class - 06-334 (1)(19)	PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (1)(19)
Columbia Overseas Value Fund A Class - 06-FTM (1)(19)	PIMCO Intl Bond UnHdg Instl Class - 06-6FR (1)(21)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)(19)	PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (1)(20)
Columbia Overseas Value Inst Class - 06-73N (16)(22)	PIMCO Low Duration Instl Inst Class - 06-4R7 (1)(22)
Columbia Quality Income Fund A Class - 06-914 (1)(19)	PIMCO RAE US Small Instl Class - 06-6JG (1)(20)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)(19)	PIMCO Real Return Fund Admin Class - 06-707 (1)(19)

11

Columbia Quality Income Inst Class - 06-73P (16)(22)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)(19)
Columbia Sel Glbl Equity Inst Class - 06-73R (16)(22)	PIMCO Real Return Fund R Class - 06-708 (1)(19)
Columbia Sel Lgcp Value Inst Class - 06-73T (16)(22)	PIMCO RealPath Blend 2030 Inst Class - 06-49G (1)(20)
Columbia Sel Mid Cap Val Inst Class - 06-73V (16)(22)	PIMCO RealPath Blend 2035 Inst Class - 06-49H (1)(20)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)(19)	PIMCO RealPath Blend 2040 Inst Class - 06-49J (1)(20)
Columbia Select Large Gr Institutional 3 Class - 06-4GF (1)(20)	PIMCO RealPath Blend 2045 Inst Class - 06-49K (1)(20)
Columbia Select Large Val Institutional 3 Class - 06-4GG (1)(21)	PIMCO RealPath Blend 2050 Inst Class - 06-49M (1)(20)
Columbia Select Mid Cap Value Fund A Class - 06-911 (1)(20)	PIMCO RealPath Blend 2055 Inst Class - 06-49N (1)(20)
Columbia Select Mid Cap Value Inst Class - 06-64W (1)(20)	PIMCO RealPath Blend 2060 Inst Class - 06-6FF (1)(20)
Columbia Select Small Cap Value Fund A Class - 06-913 (1)(19)	PIMCO RealPath Blend 2065 Inst Class - 06-6RV (1)(22)
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (1)(22)	PIMCO RealPath Blend 2070 Inst Inst Class - 06-7C7 (3)(23)
Columbia Seligman Tech and Information Fund A Class - 06-441 (1)(19)	PIMCO RealPath Blend Inc Instl Class - 06-49P (1)(20)
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR (1)(19)	PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4 (1)(19)
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443 (1)(19)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (1)(19)
Columbia Small Cap Index Fund A Class - 06-336 (1)(19)	PIMCO Total Return Fund Admin Class - 06-291 (1)(19)
Columbia Smcap Growth Inst Class - 06-6RP (1)(22)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)(19)
Columbia SmCap Value & Infl A Class - 06-64X (1)(20)	PIMCO Total Return Fund R Class - 06-680 (1)(19)
Columbia SmCap Value Disc I3 Class - 06-4YY (1)(20)	Pimco Total Return Ii Instl Class - 06-6YY (16)(22)
Columbia Total Return Bond A Class - 06-64Y (1)(19)	Pioneer Classic Balanced Fund N Class - 06-3WW (1)(19)
Columbia Totl Return Bond Inst Class - 06-73W (16)(22)	Pioneer Equity Income Fund A Class - 06-327 (1)(19)
CRM Mid Cap Value Investor Class - 06-551 (1)(19)	Pioneer Equity Income Fund K Class - 06-FCR (1)(19)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)(19)	Pioneer Equity Income Fund Y Class - 06-828 (1)(19)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)(19)	Pioneer Fund A Class - 06-833 (1)(19)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)(19)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)(19)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)(20)	Pioneer Global Equity Fund A Class - 06-GGH (1)(20)
DFA Em Mkts Core Equity 2 Class - 06-3F9 (1)(19)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)(20)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)(19)	Pioneer K Retirement Class - 06-6FH (1)(22)
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (1)(19)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)(19)
DFA Emerging Markets Value Inst Class - 06-6MG (1)(21)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)(19)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (1)(19)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)(19)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)(19)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)(19)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)(19)	Pioneer Strategic Income Fund A Class - 06-594 (1)(19)

12

DFA Global Real Estate Securities Portfolio - 06-3CW (1)(19)	Pioneer Strategic Income Fund K Class - 06-FCW (1)(19)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)(20)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)(19)
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (1)(19)	Principal Bond Market Index Fund R3 Class - 06-FHX (1)(19)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)(19)	Principal Core Fixed Inc R6 Class - 06-3JJ (1)(19)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (1)(19)	Principal Global Real Estate Securities Fund R6 Class - 06-3JP (1)(19)
DFA International Value Inst Class - 06-6MH (1)(21)	Principal International Equity Index Fund R3 Class - 06-CVG (1)(19)
DFA Intl Core Equity 2 Class - 06-CWP (1)(19)	Principal LargeCap Growth Fund R6 Class - 06-3JH (1)(19)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)(19)	Principal MidCap R6 Retirement Class - 06-6H4 (1)(20)
DFA Large Cap International Inst Class - 06-6HT (1)(21)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)(19)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)(19)	Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (1)(19)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)(19)	Principal Real Estate Securities Fund R6 Class - 06-3CP (1)(19)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (1)(19)	Principal Small Cap S&P 500 Index R6 Class - 06-4TV (1)(19)
DFA U.S. Large Company Portfolio - 06-CWX (1)(19)	Principal SmallCap Growth Fund I R6 Class - 06-3RP (1)(19)
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (1)(21)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)(19)
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (1)(22)	Principal SmallCap Value II R6 Ret Class - 06-6M7 (1)(22)
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)(20)	Putnam Core Equity R6 Retirement Class - 06-6RM (1)(22)
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (1)(19)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (1)(20)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)(19)	Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (1)(20)
DFA US Core Equity 1I Inst Class - 06-4NF (1)(19)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)(20)
DFA US Small Cap Value I Inst Class - 06-4NC (1)(19)	Putnam Growth Opportunities Fund A Class - 06-938 (1)(19)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)(19)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)(20)
Dodge & Cox Income X Other Class - 06-6RK (1)(22)	Putnam Growth Opportunities Fund Y Class - 06-899 (1)(19)
Dodge & Cox Stock X Other Class - 06-6MT (1)(21)	Putnam Large Cap Value A Class - 06-FCG (1)(19)
Driehaus Emg Mkts Instl Class - 06-6J4 (1)(22)	Putnam Large Cap Value R6 Class - 06-36H (1)(19)
DWS CROCI U.S. Fund A Class - 06-FNF (1)(19)	Putnam Large Cap Value Y Class - 06-FCF (1)(19)
DWS Emerging Markets Equity Fund A Class - 06-3VN (1)(19)	Putnam Small Cap Growth R6 Retirement Class - 06-6N4 (1)(22)
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (1)(19)	Putnam Sustainable Future Fund R6 Class - 06-3XC (1)(19)
DWS Enchanced Core Equity S Class - 06-632 (1)(19)	Putnam Sustainable Leaders Fund R6 Class - 06-3XG (1)(19)
DWS Enhanced Commodity Strategy Fund A Class - 06-916 (1)(22)	Russell Emerging Markets Fund S Class - 06-747 (1)(19)
DWS GNMA Fund A Class - 06-FPY (1)(19)	Russell Equity Income Fund S Class - 06-742 (1)(19)

13

DWS GNMA Fund S Class - 06-FRC (1)(19)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)(19)
DWS Mid Cap Value Fund A Class - 06-622 (1)(19)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)(19)
DWS RREEF Real Assets Fund A Class - 06-621 (1)(19)	Russell Investment Grade Bond Fund S Class - 06-738 (1)(19)
DWS RREEF Real Assets Fund S Class - 06-631 (1)(19)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)(19)
DWS RREEF Real Assets R6 Retirement Class - 06-6M6 (1)(22)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)(19)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)(19)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)(19)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)(19)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)(19)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)(19)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)(19)
DWS Small Cap Core Fund A Class - 06-GGK (1)(20)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)(19)
DWS Small Cap Core Fund S Class - 06-GGM (1)(20)	Russell LP Aggr Strat R1 Class - 06-663 (1)(19)
Fed Herm Govt Obl Prem Other Class - 06-6MK (1)(22)	Russell LP Aggr Strat R5 Class - 06-670 (1)(19)
Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR (14)(22)	Russell LP Eq Aggr Strat R1 Class - 06-662 (1)(19)
Federated Herm Total Return Bond R6 Class - 06-6GY (1)(20)	Russell LP Eq Aggr Strat R5 Class - 06-675 (1)(19)
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (1)(22)	Russell Short Duration Bond Fund S Class - 06-748 (1)(19)
Federated High Yield Trust Institutional Class - 06-788 (1)(19)	Russell Sustainable Aware Eq S Class - 06-744 (1)(19)
Federated High Yield Trust R6 Class - 06-GKM (1)(20)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (1)(20)
Federated High Yield Trust Service Class - 06-918 (1)(19)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)(19)
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (1)(19)	State Street Equity 500 Index Admin Class - 06-225 (1)(19)
Federated International Equity Fund A Class - 06-CHH (1)(19)	State Street Equity 500 Index R Class - 06-167 (1)(19)
Federated International Equity Fund IS Class - 06-CHJ (1)(19)	State Street Target Retirement 2025 Fund K Class - 06-3TV (1)(20)
Federated International Leaders Fund A Class - 06-065 (1)(19)	State Street Target Retirement 2030 Fund K Class - 06-3TW (1)(20)
Federated International Leaders Fund Institutional Class - 06-049 (1)(19)	State Street Target Retirement 2035 Fund K Cl - 06-3VR (1)(20)
Federated International Leaders Fund R6 Class - 06-GKN (1)(20)	State Street Target Retirement 2040 Fund K Class - 06-3TY (1)(20)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)(19)	State Street Target Retirement 2045 Fund K Class - 06-3V3 (1)(20)
Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)(19)	State Street Target Retirement 2050 Fund K Class - 06-3V4 (1)(20)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)(19)	State Street Target Retirement 2055 Fund K Class - 06-3V6 (1)(20)
Federated MDT All Cap Core Fund A Class - 06-067 (1)(19)	State Street Target Retirement 2060 Fund K Class - 06-3V7 (1)(20)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)(19)	State Street Target Retirement 2065 K Class - 06-64F (1)(20)
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (1)(19)	State Street Target Retirement Fund K Class - 06-3V9 (1)(20)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)(19)	State Street Tgt Retire 2070 K Other Class - 06-79X (3)(23)

14

Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)(19)	T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR (1)(20)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)(19)	T Rowe Price Glbl Multi Sector Bd I Class - 06-64T (1)(22)
Federated MDT SmallCap Core A Class - 06-4FR (1)(19)	T Rowe Price Health Science I Class - 06-4GC (1)(19)
Federated MDT SmallCap Core Institutional Class - 06-4FT (1)(19)	T Rowe Price Intl Discovery - 06-63M (1)(20)
Fidelity 500 Index Fund - 06-3HR (1)(19)	T Rowe Price Ret 2065 Adv Class - 06-63R (1)(19)
Fidelity Adv Eqty Div Inc M M Class - 06-7CN (3)(23)	T Rowe Price Ret 2065 R Class - 06-63W (1)(19)
Fidelity Adv Frdm Blnd 2010 K6 Retirement Class - 06-6XJ (18)(23)	T Rowe Price Value I Class - 06-4GV (1)(19)
Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK (13)(22)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)(19)
Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG (13)(22)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)(19)
Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF (13)(22)	T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (1)(19)
Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY (13)(22)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)(19)
Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4 (13)(22)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)(19)
Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM (13)(22)	T. Rowe Price Equity Income Portfolio - 06-580 (1)(19)
Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6 (13)(22)	T. Rowe Price European Stock Fund - 06-755 (1)(19)
Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG (13)(22)	T. Rowe Price Financial Services Fund I Class - 06-GPC (1)(20)
Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN (13)(22)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)(19)
Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7 (13)(22)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)(19)
Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH (13)(22)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)(19)
Fidelity Adv Frdm Blnd 2070 K6 Other Class - 06-77N (2)(23)	T. Rowe Price International Stock Fund R Class - 06-715 (1)(19)
Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX (13)(22)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)(19)
Fidelity Adv Freedom 2065 I Inst Class - 06-63P (1)(19)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)(19)
Fidelity Adv Freedom 2065 M M Class - 06-63V (1)(19)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)(19)
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y (1)(21)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)(19)
Fidelity Adv Freedom 2070 I Institutional Class - 06-77X (3)(23)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)(19)
Fidelity Adv Freedom Ret I Class - 06-CCG (1)(19)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)(19)
Fidelity Adv Freedom Ret K6 Class - 06-GJG (1)(21)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (1)(19)
Fidelity Adv Freedom Ret M Class - 06-111 (1)(19)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)(19)
Fidelity Adv Growth Opps Z Inst Class - 06-4RH (1)(19)	T. Rowe Price New America Growth Fund I Class - 06-3CY (1)(21)
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (1)(19)	T. Rowe Price New Horizons Fund IS Class - 06-3XK (1)(19)
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH (1)(19)	T. Rowe Price Overseas Stock Fund I Class - 06-3RR (1)(19)

15

Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF (18)(23)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)(19)
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT (1)(20)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)(19)
Fidelity Adv Stock Selector M Class - 06-841 (1)(19)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)(19)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)(19)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)(19)
Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)(19)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)(19)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)(19)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)(19)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)(19)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)(19)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)(19)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)(19)
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (1)(21)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)(19)
Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)(19)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)(19)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)(19)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)(19)
Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)(19)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)(19)
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (1)(20)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)(19)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)(19)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)(19)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)(19)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)(19)
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (1)(20)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)(19)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)(19)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)(19)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)(19)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)(19)
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (1)(20)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)(19)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)(19)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)(19)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)(19)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)(19)
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (1)(20)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)(19)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)(19)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)(19)
Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)(19)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)(19)
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (1)(20)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)(19)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)(19)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)(19)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)(19)	Templeton Foreign Fund A Class - 06-312 (1)(19)
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (1)(20)	Templeton Foreign Fund R Class - 06-920 (1)(19)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)(19)	Templeton Foreign Fund R6 Class - 06-GCR (1)(20)

16

Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)(19)	Templeton Global Bond Fund A Class - 06-886 (1)(19)
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (1)(20)	Templeton Global Bond Fund R Class - 06-887 (1)(19)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)(19)	Templeton Global Bond Fund R6 Class - 06-FGT (1)(19)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)(19)	Templeton Growth Fund A Class - 06-313 (1)(19)
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (1)(20)	Templeton Growth Fund R Class - 06-925 (1)(19)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)(19)	The Hartford Balanced Income Fund R6 Class - 06-3P9 (1)(19)
Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)(19)	The Hartford Dividend and Growth Fund R6 Class - 06-3NY (1)(19)
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (1)(20)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (1)(19)
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)(19)	The Hartford MidCap Fund R6 Class - 06-39T (1)(19)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)(19)	The Hartford Total Return Bond Fund R6 Class - 06-3P6 (1)(19)
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (1)(20)	The Hartford World Bond Fund R4 Class - 06-3YH (1)(19)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)(19)	The Hartford World Bond Fund R6 Class - 06-3P7 (1)(19)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)(19)	Thornburg Developing World R6 Class - 06-4GW (1)(20)
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (1)(20)	Thornburg International Value Fund R3 Class - 06-990 (1)(19)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)(19)	Thornburg International Value Fund R5 Class - 06-316 (1)(19)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (1)(19)	Thornburg International Value Fund R6 Class - 06-GPF (1)(20)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)(19)	Thornburg Intl Growth R6 Class - 06-4GX (18)(23)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)(19)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)(19)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)(19)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)(19)
Fidelity Advisor New Insights Fund A Class - 06-295 (1)(19)	Thornburg Investment Income Builder Fund R6 Class - 06-39W (1)(22)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)(19)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)(19)
Fidelity Advisor Real Estate Fund A Class - 06-392 (1)(21)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)(19)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)(19)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)(20)
Fidelity Advisor Real Estate Fund M Class - 06-391 (1)(19)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)(19)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)(19)	Thornburg Smid Growth R3 Class - 06-985 (1)(19)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)(19)	Thornburg Smid Growth R5 Class - 06-314 (1)(19)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)(19)	Thornburg Strategic Income R6 Class - 06-4XJ (1)(19)
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)(19)	Thornburg Value Fund R3 Class - 06-109 (1)(19)
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043 (1)(20)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)(19)

17

Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)(19)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)(19)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)(19)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (1)(19)
Fidelity Advisor Total Bond Fund M Class - 06-044 (1)(19)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)(19)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)(19)	TIAA-CREF Core Impact Bd Institutional Class - 06-GCW (1)(20)
Fidelity Advisor Value Fund A Class - 06-322 (1)(19)	TIAA-CREF Core Impact Bd R Class - 06-CNK (1)(19)
Fidelity Advisor Value Fund M Class - 06-323 (1)(19)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)(19)
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN (1)(21)	TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW (1)(19)
Fidelity Contrafund K6 Retirement Class - 06-6HR (1)(21)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)(19)
Fidelity Dividend Grth M Class - 06-7FC (3)(23)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)(19)
Fidelity Emerging Markets Index Fund - 06-3WN (1)(19)	TIAA-CREF International Equity Index fund Retirement Class - 06-428 (1)(19)
Fidelity Emerging Markets K Retirement Class - 06-6WW (13)(22)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)(19)
Fidelity Extended Market Index Fund - 06-3WJ (1)(19)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)(19)
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9 (1)(20)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)(19)
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW (1)(20)	TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943 (18)(20)
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC (1)(20)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)(19)
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF (1)(20)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)(19)
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG (1)(20)	TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (1)(19)
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH (1)(20)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (1)(19)
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ (1)(20)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (1)(19)
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK (1)(20)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (1)(19)
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM (1)(20)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (1)(19)
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN (1)(20)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (1)(19)
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP (1)(20)	TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (1)(19)
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y (1)(21)	TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (1)(19)
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C (1)(21)	TIAA-CREF Lifecycle 2065 Instl Class - 06-64H (1)(20)
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F (1)(21)	TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR (1)(19)
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G (1)(21)	TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT (1)(19)
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H (1)(21)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)(19)
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J (1)(21)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)(19)

18

Fidelity Freedom Idx 2040 Prem Other Class - 06-69K (1)(21)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)(19)
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M (1)(21)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)(19)
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N (1)(21)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)(19)
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P (1)(21)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)(19)
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R (1)(21)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)(19)
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T (1)(21)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)(19)
Fidelity Freedom Idx 2070 Inv Investor Class - 06-77R (18)(23)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)(19)
Fidelity Freedom Idx Ret Prm Class - 06-67W (1)(22)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)(19)
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (1)(20)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)(19)
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (1)(20)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)(19)
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (1)(20)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)(19)
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (1)(19)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)(19)
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (1)(19)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)(19)
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (1)(19)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)(19)
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (1)(19)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)(19)
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (1)(19)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)(19)
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (1)(19)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)(19)
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (1)(19)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)(19)
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (1)(19)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)(19)
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (1)(20)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)(19)
Fidelity Gwth & Inc Port M N/A Class - 06-77M (2)(23)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)(19)
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (1)(19)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)(19)
Fidelity International Index Fund - 06-3HX (1)(19)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (1)(19)
Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (1)(20)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (1)(19)
Fidelity Inv MM Fds Gov Instl Class - 06-6PP (1)(22)	TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (1)(19)
Fidelity Large Cap Gro Idx Inst Class - 06-4RK (1)(19)	TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (1)(19)
Fidelity Large Cap Val Idx Inst Class - 06-4RJ (1)(20)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (1)(19)
Fidelity Mid Cap Index Fund - 06-3HW (1)(19)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)(20)
Fidelity Multi-Asset Index Fund - 06-4N3 (1)(20)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)(19)

19

Fidelity Real Estate Index Fund - 06-3WP (1)(19)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)(20)
Fidelity Select Energy Port I Class - 06-7FK (18)(23)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)(19)
Fidelity Select Energy Port M Class - 06-7FM (18)(23)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)(19)
Fidelity Select Tech Port Z Class - 06-7FN (18)(23)	Touchstone Flexible Income Fund A Class - 06-703 (1)(19)
Fidelity Small Cap Index Fund - 06-3HV (1)(19)	Touchstone Focused Fund A Class - 06-619 (1)(19)
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (1)(20)	Touchstone Focused Fund Y Class - 06-624 (1)(19)
Fidelity Total International Index Fund - 06-3WH (1)(19)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)(19)
Fidelity Total Market Index Fund - 06-3MR (1)(19)	Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (1)(21)
Fidelity U.S. Bond Index Fund - 06-3HT (1)(19)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)(20)
Fidelity US Sustainability Index Fund - 06-3X3 (1)(19)	Touchstone Mid Cap Growth R6 Class - 06-4Y4 (1)(22)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)(19)	Touchstone Mid Cap R6 Retirement Class - 06-6PW (1)(22)
Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)(19)	Touchstone Non-US Equity A Class - 06-701 (1)(19)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)(19)	Touchstone Value Fund A Class - 06-702 (1)(19)
Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)(19)	TRowe Price Global Alloc I Class - 06-47W (1)(19)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)(19)	TRowePrice Intg US Smcp Gr Inst Class - 06-6RT (1)(22)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)(19)	TRowePrice Ret 2005 Inst Class - 06-6RX (1)(22)
First Eagle Global Fund R6 Class - 06-3VC (1)(19)	TRowePrice Ret 2010 Inst Class - 06-6RY (1)(22)
First Eagle Gold R6 R- 06-6NG (1)(22)	TRowePrice Ret 2015 Inst Class - 06-6T3 (1)(22)
First Eagle Overseas Fund R6 Class - 06-3VF (1)(19)	TRowePrice Ret 2020 Inst Class - 06-6T4 (1)(22)
Franklin DynaTech Fund R6 Class - 06-3RY (1)(19)	TRowePrice Ret 2025 Inst Class - 06-6T6 (1)(22)
Franklin Equity Income Fund R6 Class - 06-3T3 (1)(19)	TRowePrice Ret 2030 Inst Class - 06-6T7 (1)(22)
Franklin Growth Fund A Class - 06-819 (1)(19)	TRowePrice Ret 2035 Inst Class - 06-6T9 (1)(22)
Franklin Growth Fund Advisor Class - 06-CMX (1)(19)	TRowePrice Ret 2040 Inst Class - 06-6TC (1)(22)
Franklin Growth Fund R Class - 06-818 (1)(19)	TRowePrice Ret 2045 Inst Class - 06-6TF (1)(22)
Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)(19)	TRowePrice Ret 2050 Inst Class - 06-6TG (1)(22)
Franklin Growth Opportunities Fund R Class - 06-4PN (1)(19)	TRowePrice Ret 2055 Inst Class - 06-6TH (1)(22)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)(19)	TRowePrice Ret 2060 Inst Class - 06-6TJ (1)(22)
Franklin Growth Series R6 Class - 06-FXP (1)(19)	TRowePrice Ret 2065 Inst Class - 06-6TK (1)(22)
Franklin Income Fund Advisor Class - 06-719 (1)(19)	TRowePrice Ret 2070 Adv Advisor Class - 06-7F4 (18)(23)
Franklin Income Fund R Class - 06-724 (1)(19)	TRowePrice Ret 2070 I Institutional Class - 06-7F7 (3)(23)
Franklin Income Fund R6 Class - 06-GKR (1)(20)	TRowePrice Ret 2070 R Retirement Class - 06-7F6 (3)(23)
Franklin International Growth Fund R6 Class - 06-3T4 (1)(19)	TRowePrice Ret Balanced Inst Class - 06-6TM (1)(22)
Franklin Managed Income Fund R6 Class - 06-3TN (1)(21)	UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (1)(21)

20

Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)(19)	USAA Intermediate Term Bond Fund R6 Class - 06-4NT (1)(19)
Franklin Rising Dividends Fund R6 Class - 06-3T7 (1)(19)	USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (1)(21)
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (1)(19)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)(19)
Franklin Small Cap Value Fund A Class - 06-247 (1)(19)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)(19)
Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)(19)	Vanguard Commodity Strat Adm Inst Class - 06-4XX (1)(22)
Franklin Small Cap Value Fund R Class - 06-248 (1)(19)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)(19)
Franklin Small Cap Value Fund R6 Class - 06-GKT (1)(20)	Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (1)(19)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)(19)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)(19)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)(19)	Vanguard Energy Fund Admiral Class - 06-FJH (1)(19)
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (1)(19)	Vanguard Energy Index Adm Institutional Class - 06-6N6 (1)(21)
Franklin Strategic Income Fund R Class - 06-915 (1)(19)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)(19)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)(19)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)(19)
Franklin Utilities Fund Advisor Class - 06-FPC (1)(19)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)(19)
Franklin Utilities Fund R Class - 06-FPN (1)(19)	Vanguard Financials Idx Admiral Class - 06-4G7 (1)(19)
Franklin Utilities Fund R6 Class - 06-FNP (1)(19)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (1)(19)
Frost Total Return Bond Fund Institutional Class - 06-GKX (1)(22)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (1)(19)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)(19)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)(20)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)(19)	Vanguard Growth and Inc Adm Inst Class - 06-4MV (1)(19)
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)(19)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)(19)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)(19)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)(19)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)(19)	Vanguard Health Care Idx Adm Inst Class - 06-4MW (1)(20)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)(19)	Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (1)(20)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)(19)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)(19)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)(19)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)(20)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)(19)	Vanguard Info Tech Idx Admiral Class - 06-4G9 (1)(19)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)(19)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)(19)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)(19)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)(19)
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)(19)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)(19)
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)(19)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (1)(19)

21

Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)(19)	Vanguard International Growth Fund Admiral Class - 06-3F6 (1)(19)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)(19)	Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K (1)(21)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)(19)	Vanguard Intl Value Inv Class - 06-4XG (1)(19)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)(19)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)(19)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)(19)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)(19)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)(19)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)(19)
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)(19)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)(19)
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)(19)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (1)(20)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)(19)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)(19)
GoldmanSachs MidCap Growth R6 Class - 06-CXK (1)(19)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)(19)
GoldmanSachs MidCap Grth Inv Investor Class - 06-727 (1)(19)	Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (1)(19)
GoldmanSachs MidCap Grth Service Class - 06-729 (1)(19)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)(20)
Guggenheim Macro Opp R6 Class - 06-6KG (1)(21)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (1)(20)
Guggenheim Total Ret Bond R6 Class - 06-6KF (1)(21)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)(20)
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT (1)(21)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)(20)
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (1)(21)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)(20)
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (1)(19)	Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (1)(21)
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX (1)(21)	Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9 (1)(20)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (1)(19)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)(20)
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW (1)(20)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)(20)
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (1)(21)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)(20)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (1)(19)	Vanguard ST Bond Idx Adm Inst Class - 06-4YJ (18)(23)
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (1)(19)	Vanguard Strategic Equity Inv Inv Class - 06-4MY (1)(20)
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (1)(21)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)(20)
GuideStone Funds International Equity Fund Advisor Class - 06-43G (1)(21)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)(20)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (1)(19)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)(21)
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (1)(19)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)(21)
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (1)(19)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)(21)
Harbor Capital Apprec Ret Retirement Class - 06-49R (1)(19)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)(21)

22

Harbor Core Bond Ret Class - 06-6JR (1)(21)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)(21)
Hartford Climate Opps R6 Class - 06-3XH (1)(21)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)(21)
Hartford Core Equity Fund R6 Class - 06-3YJ (1)(19)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)(21)
Hartford Equity Income R6 Class - 06-6W9 (12)(22)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (1)(21)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (1)(19)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)(21)
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (1)(19)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)(21)
Invesco American Franchise Fund A Class - 06-023 (1)(19)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)(21)
Invesco Comstock Fund A Class - 06-771 (1)(19)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)(21)
Invesco Comstock Fund R Class - 06-4PM (1)(20)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)(21)
Invesco Comstock Fund R Class - 06-772 (1)(19)	Vanguard Trgt Retire 2070 Inv Class - 06-6MJ (1)(22)
Invesco Comstock Sel A Class - 06-317 (1)(19)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)(21)
Invesco Core Bond A Class - 06-926 (1)(19)	Vanguard Utilities Idx Adm Inst Class - 06-4N7 (1)(21)
Invesco Core Bond Y Class - 06-894 (1)(19)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)(21)
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (1)(19)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)(21)
Invesco Corporate Bond Fund R6 Class - 06-3W4 (1)(19)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)(22)
Invesco Developing Mkts A Class - 06-466 (1)(19)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)(22)
Invesco Developing Mkts R6 Class - 06-DDD (1)(19)	Vanguard Windsor II Admiral Inst Class - 06-4V3 (1)(21)
Invesco Developing Mkts Y Class - 06-571 (1)(19)	Vic Pioneer Active Credit A Class - 06-022 (1)(20)
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC (1)(19)	Vic Pioneer Bond A Class - 06-834 (1)(19)
Invesco Disc Mid Cap Gr A Class - 06-4H9 (1)(19)	Vic Pioneer Bond R6 Class - 06-FCP (1)(19)
Invesco Disc MidCapGr R6 Class - 06-3F3 (1)(19)	Vic Pioneer Bond Y Class - 06-823 (1)(19)
Invesco Disc R6 Class - 06-6XY (18)(23)	Vic Pioneer Fndamental Grth A Class - 06-628 (1)(19)
Invesco Diversified Dividend Fund A Class - 06-816 (1)(19)	Vic Pioneer Fndamental Grth R6 Class - 06-FCT (1)(19)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)(19)	Vic Pioneer Fndamental Grth Y Class - 06-626 (1)(19)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)(19)	Vic Pioneer High Yield A Class - 06-837 (1)(19)
Invesco Energy Fund A Class - 06-835 (1)(19)	Vic Pioneer High Yield Y Class - 06-829 (1)(19)
Invesco Energy Fund Investor Class - 06-810 (1)(19)	Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (1)(21)
Invesco Eqv Intl Eqty R Class - 06-193 (1)(19)	Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (1)(21)
Invesco Eqv Intl Eqty R5 Class - 06-192 (1)(19)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (1)(21)
Invesco Floating Rate ESG A Class - 06-071 (1)(22)	Victory Sycamore Established Value Fund A Class - 06-581 (1)(21)
Invesco Floating Rate ESG R6 Class - 06-FXV (1)(19)	Victory Sycamore Established Value Fund R Class - 06-583 (1)(21)
Invesco Floating Rate ESG Y Class - 06-055 (1)(19)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)(21)

23

Invesco Global A Class - 06-763 (1)(19)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)(22)
Invesco Global Health Care Fund A Class - 06-845 (1)(19)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)(22)
Invesco Global Health Care Fund Investor Class - 06-815 (1)(19)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)(22)
Invesco Global Opps R6 Class - 06-FYW (1)(19)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)(23)
Invesco Global Ops A Class - 06-556 (1)(19)	Virtus AllianzGI Small Cap R6 Class - 06-3YT (1)(22)
Invesco Global Ops Y Class - 06-843 (1)(19)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)(22)
Invesco Global R6 Class - 06-FYV (1)(19)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)(22)
Invesco Global Strat Inc A Class - 06-288 (1)(19)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)(22)
Invesco Global Strat Inc Y Class - 06-751 (1)(19)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)(22)
Invesco Global Y Class - 06-752 (1)(19)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)(22)
Invesco Gold & Spcl Min A Class - 06-463 (1)(19)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)(22)
Invesco Gold & Spcl Min R6 Class - 06-34Y (1)(19)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)(22)
Invesco Gold & Spcl Min Y Class - 06-753 (1)(19)	Virtus NFJ Dividend Value A Class - 06-4WJ (1)(22)
Invesco Intl Bond A Class - 06-297 (1)(19)	Virtus NFJ Dividend Value Inst Class - 06-6WR (13)(23)
Invesco Intl Bond R6 Class - 06-FYX (1)(20)	Virtus NFJ Mid Cap Value Inst Class - 06-6WT (13)(23)
Invesco Intl Bond Y Class - 06-754 (1)(19)	Virtus NFJ Mid-Cap Value A Class - 06-4WK (1)(22)
Invesco Intl Growth A Class - 06-319 (1)(19)	Virtus NFJ Small Cap Val Inst Class - 06-6WV (13)(23)
Invesco Intl Growth R6 Class - 06-FNC (1)(19)	Virtus NFJ Small-Cap Value A Class - 06-4WM (1)(22)
Invesco Intl Growth Y Class - 06-756 (1)(19)	Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)(22)
Invesco Intl SmMid Co A Class - 06-764 (1)(19)	Virtus Seix High Yield A Class - 06-6WC (12)(23)
Invesco Intl SmMid Co R6 Class - 06-FCC (1)(19)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)(22)
Invesco Intl SmMId Co Y Class - 06-757 (1)(19)	Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (1)(23)
Invesco Main St All Cap A Class - 06-766 (1)(19)	Voya Interm Bond R6 Retirement Class - 06-4NR (1)(23)
Invesco Main St Mid Cap A Class - 06-262 (1)(19)	Voya Small Cap Growth Inst Class - 06-6KM (1)(23)
Invesco MAIN ST MID CAP Retirement Class - 06-4HG (1)(19)	Voya Small Cap Growth R Class - 06-6KN (1)(23)
Invesco Main St Mid Cap Y Class - 06-759 (1)(19)	Voya Small Cap Growth R6 Class - 06-6JT (1)(23)
Invesco Prt Active Alloc A Class - 06-924 (1)(19)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)(22)
Invesco Sen Floating Rate A Class - 06-078 (1)(19)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)(23)
Invesco Sen Floating Rate R6 Class - 06-GCC (1)(20)	Western Asset Core Plus Bond Fund R Class - 06-718 (1)(22)

24

(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025, statements of changes in net assets for the years ended December 31, 2025, and 2024
(2) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period January 23, 2025 (commencement of operations) through December 31, 2025
(3) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period February 21, 2025 (commencement of operations) through December 31, 2025
(4) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period March 20, 2025 (commencement of operations) through December 31, 2025
(5) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period April 24, 2025 (commencement of operations) through December 31, 2025
(6) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period May 22, 2025 (commencement of operations) through December 31, 2025
(7) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period June 26, 2025 (commencement of operations) through December 31, 2025
(8) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period August 22, 2025 (commencement of operations) through December 31, 2025
(9) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period October 23, 2025 (commencement of operations) through December 31, 2025
(10) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period November 12, 2025 (commencement of operations) through December 31, 2025
(11) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the period December 18, 2025 (commencement of operations) through December 31, 2025
(12) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period February 22, 2024 (commencement of operations) through December 31, 2024
(13) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period April 25, 2024 (commencement of operations) through December 31, 2024
(14) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period June 21, 2024 (commencement of operations) through December 31, 2024
(15) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period August 22, 2024 (commencement of operations) through December 31, 2024
(16) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period September 26, 2024 (commencement of operations) through December 31, 2024
(17) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period November 21, 2024 (commencement of operations) through December 31, 2024
(18) Statement of net assets as of December 31, 2025, and statements of operations, statements of changes in net assets for the year ended December 31, 2025.

25

(19) Financial highlights for the years or periods ended December 31, 2025, 2024, 2023, 2022, and 2021.
(20) Financial highlights for the years or periods ended December 31, 2025, 2024, 2023, and 2022.
(21) Financial highlights for the years or periods ended December 31, 2025, 2024, and 2023.
(22) Financial highlights for the years or periods ended December 31, 2025, and 2024.
(23) Financial highlights for the year or period ended December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American United Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with each mutual fund, when replies were not received from the mutual funds, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2026

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

26

AUL American Unit Trust AB High Income Fund Advisor Class - 06-005

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,151	$150,633	21,115
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$149,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,290	95,730	$1.56
Band 100	-	-	1.61
Band 75	-	-	1.66
Band 50	-	-	1.71
Band 25	-	-	1.77
Band 0	-	-	1.82
Total	$149,290	95,730

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,037
Mortality & expense charges			(1,767)
Net investment income (loss)			8,270

Gain (loss) on investments:
Net realized gain (loss)			339
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,184
Net gain (loss)			2,523

Increase (decrease) in net assets from operations			$10,793

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,270	$6,514
Net realized gain (loss)		339	61
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,184	1,215

Increase (decrease) in net assets from operations		10,793	7,790

Contract owner transactions:
Proceeds from units sold		39,475	9,267
Cost of units redeemed		(14,847)	(3,134)
Account charges		-	-
Increase (decrease)		24,628	6,133
Net increase (decrease)		35,421	13,923
Net assets, beginning		113,869	99,946
Net assets, ending		$149,290	$113,869

Units sold		27,331	6,604
Units redeemed		(9,709)	(2,230)
Net increase (decrease)		17,622	4,374
Units outstanding, beginning		78,108	73,734
Units outstanding, ending		95,730	78,108

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,686,526
Cost of units redeemed/account charges			(29,004,482)
Net investment income (loss)			2,093,026
Net realized gain (loss)			(683,395)
Realized gain distributions			59,097
Net change in unrealized appreciation (depreciation)			(1,482)
Net assets			$149,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	96	$149	1.25%	7.0%	12/31/2025	$1.61	0	$0	1.00%	7.2%	12/31/2025	$1.66	0	$0	0.75%	7.5%
12/31/2024	1.46	78	114	1.25%	7.6%	12/31/2024	1.50	0	0	1.00%	7.8%	12/31/2024	1.54	0	0	0.75%	8.1%
12/31/2023	1.36	74	100	1.25%	13.2%	12/31/2023	1.39	0	0	1.00%	13.5%	12/31/2023	1.43	0	0	0.75%	13.8%
12/31/2022	1.20	62	74	1.25%	-12.7%	12/31/2022	1.23	0	0	1.00%	-12.5%	12/31/2022	1.26	0	0	0.75%	-12.3%
12/31/2021	1.37	210	288	1.25%	3.9%	12/31/2021	1.40	0	0	1.00%	4.1%	12/31/2021	1.43	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	0.50%	7.8%	12/31/2025	$1.77	0	$0	0.25%	8.0%	12/31/2025	$1.82	0	$0	0.00%	8.3%
12/31/2024	1.59	0	0	0.50%	8.4%	12/31/2024	1.64	0	0	0.25%	8.6%	12/31/2024	1.68	0	0	0.00%	8.9%
12/31/2023	1.47	0	0	0.50%	14.1%	12/31/2023	1.51	0	0	0.25%	14.4%	12/31/2023	1.55	0	0	0.00%	14.6%
12/31/2022	1.29	0	0	0.50%	-12.1%	12/31/2022	1.32	0	0	0.25%	-11.8%	12/31/2022	1.35	0	0	0.00%	-11.6%
12/31/2021	1.46	0	0	0.50%	4.7%	12/31/2021	1.49	0	0	0.25%	4.9%	12/31/2021	1.53	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.6%
2024	7.3%
2023	7.9%
2022	8.3%
2021	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund Z Class - 06-GKC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,080	$45,904	3,639
Receivables: investments sold	-
Payables: investments purchased	(424)
Net assets	$46,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,656	24,596	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$46,656	24,596

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,650)
Net investment income (loss)			(3,650)

Gain (loss) on investments:
Net realized gain (loss)			71,047
Realized gain distributions			3,217
Net change in unrealized appreciation (depreciation)			(81,830)
Net gain (loss)			(7,566)

Increase (decrease) in net assets from operations			$(11,216)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,650)	$(6,737)
Net realized gain (loss)		71,047	(364)
Realized gain distributions		3,217	-
Net change in unrealized appreciation (depreciation)		(81,830)	85,826

Increase (decrease) in net assets from operations		(11,216)	78,725

Contract owner transactions:
Proceeds from units sold		104,226	407,708
Cost of units redeemed		(627,402)	(302,174)
Account charges		(90)	(320)
Increase (decrease)		(523,266)	105,214
Net increase (decrease)		(534,482)	183,939
Net assets, beginning		581,138	397,199
Net assets, ending		$46,656	$581,138

Units sold		56,778	249,653
Units redeemed		(355,526)	(183,062)
Net increase (decrease)		(298,748)	66,591
Units outstanding, beginning		323,344	256,753
Units outstanding, ending		24,596	323,344

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,346,564
Cost of units redeemed/account charges			(1,261,269)
Net investment income (loss)			(19,586)
Net realized gain (loss)			(44,025)
Realized gain distributions			23,796
Net change in unrealized appreciation (depreciation)			1,176
Net assets			$46,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	25	$47	1.25%	5.5%	12/31/2025	$1.94	0	$0	1.00%	5.8%	12/31/2025	$1.97	0	$0	0.75%	6.1%
12/31/2024	1.80	323	581	1.25%	16.2%	12/31/2024	1.83	0	0	1.00%	16.5%	12/31/2024	1.86	0	0	0.75%	16.8%
12/31/2023	1.55	257	397	1.25%	17.5%	12/31/2023	1.57	0	0	1.00%	17.8%	12/31/2023	1.59	0	0	0.75%	18.1%
12/31/2022	1.32	295	388	1.25%	-36.7%	12/31/2022	1.33	0	0	1.00%	-36.5%	12/31/2022	1.35	0	0	0.75%	-36.4%
12/31/2021	2.08	212	440	1.25%	9.8%	12/31/2021	2.10	0	0	1.00%	10.0%	12/31/2021	2.12	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	0	$0	0.50%	6.3%	12/31/2025	$2.06	0	$0	0.25%	6.6%	12/31/2025	$2.10	0	$0	0.00%	6.9%
12/31/2024	1.89	0	0	0.50%	17.1%	12/31/2024	1.93	0	0	0.25%	17.4%	12/31/2024	1.96	0	0	0.00%	17.6%
12/31/2023	1.62	0	0	0.50%	18.4%	12/31/2023	1.64	0	0	0.25%	18.7%	12/31/2023	1.67	0	0	0.00%	19.0%
12/31/2022	1.37	0	0	0.50%	-36.2%	12/31/2022	1.38	0	0	0.25%	-36.1%	12/31/2022	1.40	0	0	0.00%	-35.9%
12/31/2021	2.14	0	0	0.50%	10.6%	12/31/2021	2.17	0	0	0.25%	10.9%	12/31/2021	2.19	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Portfolio Z Class - 06-GKG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,556,594	$3,118,415	45,767
Receivables: investments sold	-
Payables: investments purchased	(1,871)
Net assets	$3,554,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,554,723	1,856,506	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$3,554,723	1,856,506

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(59,016)
Net investment income (loss)			(59,016)

Gain (loss) on investments:
Net realized gain (loss)			181,073
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,107)
Net gain (loss)			170,966

Increase (decrease) in net assets from operations			$111,950

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,016)	$(68,392)
Net realized gain (loss)		181,073	(61,450)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,107)	1,047,525

Increase (decrease) in net assets from operations		111,950	917,683

Contract owner transactions:
Proceeds from units sold		2,059,625	3,959,351
Cost of units redeemed		(4,149,861)	(3,306,940)
Account charges		(9,667)	(8,974)
Increase (decrease)		(2,099,903)	643,437
Net increase (decrease)		(1,987,953)	1,561,120
Net assets, beginning		5,542,676	3,981,556
Net assets, ending		$3,554,723	$5,542,676

Units sold		1,180,651	2,396,732
Units redeemed		(2,328,372)	(1,926,491)
Net increase (decrease)		(1,147,721)	470,241
Units outstanding, beginning		3,004,227	2,533,986
Units outstanding, ending		1,856,506	3,004,227

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,053,958
Cost of units redeemed/account charges			(14,451,576)
Net investment income (loss)			(259,519)
Net realized gain (loss)			(604,792)
Realized gain distributions			378,473
Net change in unrealized appreciation (depreciation)			438,179
Net assets			$3,554,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	1,857	$3,555	1.25%	3.8%	12/31/2025	$1.95	0	$0	1.00%	4.0%	12/31/2025	$1.99	0	$0	0.75%	4.3%
12/31/2024	1.84	3,004	5,543	1.25%	17.4%	12/31/2024	1.88	0	0	1.00%	17.7%	12/31/2024	1.91	0	0	0.75%	18.0%
12/31/2023	1.57	2,534	3,982	1.25%	16.8%	12/31/2023	1.60	0	0	1.00%	17.1%	12/31/2023	1.62	0	0	0.75%	17.4%
12/31/2022	1.35	2,712	3,648	1.25%	-39.6%	12/31/2022	1.36	0	0	1.00%	-39.5%	12/31/2022	1.38	0	0	0.75%	-39.3%
12/31/2021	2.23	2,324	5,178	1.25%	8.4%	12/31/2021	2.25	0	0	1.00%	8.6%	12/31/2021	2.27	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	4.6%	12/31/2025	$2.08	0	$0	0.25%	4.8%	12/31/2025	$2.12	0	$0	0.00%	5.1%
12/31/2024	1.95	0	0	0.50%	18.3%	12/31/2024	1.98	0	0	0.25%	18.6%	12/31/2024	2.01	0	0	0.00%	18.9%
12/31/2023	1.64	0	0	0.50%	17.7%	12/31/2023	1.67	0	0	0.25%	18.0%	12/31/2023	1.69	0	0	0.00%	18.3%
12/31/2022	1.40	0	0	0.50%	-39.2%	12/31/2022	1.41	0	0	0.25%	-39.0%	12/31/2022	1.43	0	0	0.00%	-38.9%
12/31/2021	2.30	0	0	0.50%	9.2%	12/31/2021	2.32	0	0	0.25%	9.4%	12/31/2021	2.34	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund Z Class - 06-GKF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,216	$476,240	23,194
Receivables: investments sold	-
Payables: investments purchased	(3,366)
Net assets	$457,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,850	309,335	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$457,850	309,335

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,114
Mortality & expense charges			(5,528)
Net investment income (loss)			(1,414)

Gain (loss) on investments:
Net realized gain (loss)			(1,855)
Realized gain distributions			23,532
Net change in unrealized appreciation (depreciation)			(14,704)
Net gain (loss)			6,973

Increase (decrease) in net assets from operations			$5,559

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,414)	$(1,757)
Net realized gain (loss)		(1,855)	10,866
Realized gain distributions		23,532	57,072
Net change in unrealized appreciation (depreciation)		(14,704)	(30,495)

Increase (decrease) in net assets from operations		5,559	35,686

Contract owner transactions:
Proceeds from units sold		102,889	229,422
Cost of units redeemed		(124,065)	(168,169)
Account charges		(185)	(166)
Increase (decrease)		(21,361)	61,087
Net increase (decrease)		(15,802)	96,773
Net assets, beginning		473,652	376,879
Net assets, ending		$457,850	$473,652

Units sold		73,288	163,395
Units redeemed		(88,779)	(119,080)
Net increase (decrease)		(15,491)	44,315
Units outstanding, beginning		324,826	280,511
Units outstanding, ending		309,335	324,826

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,338,005
Cost of units redeemed/account charges			(859,877)
Net investment income (loss)			(1,693)
Net realized gain (loss)			(138,497)
Realized gain distributions			134,936
Net change in unrealized appreciation (depreciation)			(15,024)
Net assets			$457,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	309	$458	1.25%	1.5%	12/31/2025	$1.51	0	$0	1.00%	1.8%	12/31/2025	$1.54	0	$0	0.75%	2.0%
12/31/2024	1.46	325	474	1.25%	8.5%	12/31/2024	1.48	0	0	1.00%	8.8%	12/31/2024	1.51	0	0	0.75%	9.1%
12/31/2023	1.34	281	377	1.25%	15.6%	12/31/2023	1.36	0	0	1.00%	15.9%	12/31/2023	1.38	0	0	0.75%	16.2%
12/31/2022	1.16	78	90	1.25%	-17.2%	12/31/2022	1.18	0	0	1.00%	-17.0%	12/31/2022	1.19	0	0	0.75%	-16.8%
12/31/2021	1.40	64	90	1.25%	34.2%	12/31/2021	1.42	0	0	1.00%	34.5%	12/31/2021	1.43	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	2.3%	12/31/2025	$1.60	0	$0	0.25%	2.5%	12/31/2025	$1.64	0	$0	0.00%	2.8%
12/31/2024	1.54	0	0	0.50%	9.4%	12/31/2024	1.56	0	0	0.25%	9.6%	12/31/2024	1.59	0	0	0.00%	9.9%
12/31/2023	1.41	0	0	0.50%	16.5%	12/31/2023	1.43	0	0	0.25%	16.8%	12/31/2023	1.45	0	0	0.00%	17.1%
12/31/2022	1.21	0	0	0.50%	-16.6%	12/31/2022	1.22	0	0	0.25%	-16.3%	12/31/2022	1.24	0	0	0.00%	-16.1%
12/31/2021	1.45	0	0	0.50%	35.2%	12/31/2021	1.46	0	0	0.25%	35.5%	12/31/2021	1.48	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.9%
2023	1.2%
2022	1.3%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Bond Fund Z Class - 06-3GC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,302	$33,070	4,786
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$33,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,316	31,713	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$33,316	31,713

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,952
Mortality & expense charges			(1,684)
Net investment income (loss)			3,268

Gain (loss) on investments:
Net realized gain (loss)			(2,571)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,338
Net gain (loss)			2,767

Increase (decrease) in net assets from operations			$6,035

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,268	$1,000
Net realized gain (loss)		(2,571)	(160)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,338	124

Increase (decrease) in net assets from operations		6,035	964

Contract owner transactions:
Proceeds from units sold		220,739	35,412
Cost of units redeemed		(242,272)	(16,299)
Account charges		(265)	(17)
Increase (decrease)		(21,798)	19,096
Net increase (decrease)		(15,763)	20,060
Net assets, beginning		49,079	29,019
Net assets, ending		$33,316	$49,079

Units sold		224,357	36,002
Units redeemed		(241,142)	(16,598)
Net increase (decrease)		(16,785)	19,404
Units outstanding, beginning		48,498	29,094
Units outstanding, ending		31,713	48,498

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$330,656
Cost of units redeemed/account charges			(301,344)
Net investment income (loss)			7,370
Net realized gain (loss)			(4,402)
Realized gain distributions			804
Net change in unrealized appreciation (depreciation)			232
Net assets			$33,316

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	32	$33	1.25%	3.8%	12/31/2025	$1.07	0	$0	1.00%	4.1%	12/31/2025	$1.09	0	$0	0.75%	4.3%
12/31/2024	1.01	48	49	1.25%	1.5%	12/31/2024	1.03	0	0	1.00%	1.7%	12/31/2024	1.05	0	0	0.75%	2.0%
12/31/2023	1.00	29	29	1.25%	5.7%	12/31/2023	1.01	0	0	1.00%	5.9%	12/31/2023	1.02	0	0	0.75%	6.2%
12/31/2022	0.94	27	25	1.25%	-13.1%	12/31/2022	0.95	0	0	1.00%	-12.9%	12/31/2022	0.97	0	0	0.75%	-12.7%
12/31/2021	1.09	35	38	1.25%	-1.8%	12/31/2021	1.10	0	0	1.00%	-1.6%	12/31/2021	1.10	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	4.6%	12/31/2025	$1.13	0	$0	0.25%	4.9%	12/31/2025	$1.15	0	$0	0.00%	5.1%
12/31/2024	1.06	0	0	0.50%	2.2%	12/31/2024	1.08	0	0	0.25%	2.5%	12/31/2024	1.10	0	0	0.00%	2.7%
12/31/2023	1.04	0	0	0.50%	6.5%	12/31/2023	1.05	0	0	0.25%	6.7%	12/31/2023	1.07	0	0	0.00%	7.0%
12/31/2022	0.98	0	0	0.50%	-12.4%	12/31/2022	0.99	0	0	0.25%	-12.2%	12/31/2022	1.00	0	0	0.00%	-12.0%
12/31/2021	1.11	0	0	0.50%	-1.1%	12/31/2021	1.12	0	0	0.25%	-0.8%	12/31/2021	1.13	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	12.0%
2024	3.9%
2023	3.5%
2022	6.6%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Z Class - 06-3FY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,927,896	$48,912,189	515,672
Receivables: investments sold	270,913
Payables: investments purchased	-
Net assets	$58,198,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,198,809	22,314,382	$2.61
Band 100	-	-	2.66
Band 75	-	-	2.71
Band 50	-	-	2.76
Band 25	-	-	2.81
Band 0	-	-	2.86
Total	$58,198,809	22,314,382

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(935,695)
Net investment income (loss)			(935,695)

Gain (loss) on investments:
Net realized gain (loss)			8,916,560
Realized gain distributions			5,195,062
Net change in unrealized appreciation (depreciation)			(4,253,012)
Net gain (loss)			9,858,610

Increase (decrease) in net assets from operations			$8,922,915

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(935,695)	$(870,793)
Net realized gain (loss)		8,916,560	3,056,432
Realized gain distributions		5,195,062	4,885,622
Net change in unrealized appreciation (depreciation)		(4,253,012)	8,728,116

Increase (decrease) in net assets from operations		8,922,915	15,799,377

Contract owner transactions:
Proceeds from units sold		13,594,461	17,125,635
Cost of units redeemed		(41,702,413)	(22,616,960)
Account charges		(187,611)	(177,789)
Increase (decrease)		(28,295,563)	(5,669,114)
Net increase (decrease)		(19,372,648)	10,130,263
Net assets, beginning		77,571,457	67,441,194
Net assets, ending		$58,198,809	$77,571,457

Units sold		5,974,661	8,797,179
Units redeemed		(16,932,758)	(11,378,357)
Net increase (decrease)		(10,958,097)	(2,581,178)
Units outstanding, beginning		33,272,479	35,853,657
Units outstanding, ending		22,314,382	33,272,479

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$118,498,365
Cost of units redeemed/account charges			(92,717,107)
Net investment income (loss)			(3,151,961)
Net realized gain (loss)			12,215,062
Realized gain distributions			14,338,743
Net change in unrealized appreciation (depreciation)			9,015,707
Net assets			$58,198,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	22,314	$58,199	1.25%	11.9%	12/31/2025	$2.66	0	$0	1.00%	12.1%	12/31/2025	$2.71	0	$0	0.75%	12.4%
12/31/2024	2.33	33,272	77,571	1.25%	23.9%	12/31/2024	2.37	0	0	1.00%	24.3%	12/31/2024	2.41	0	0	0.75%	24.6%
12/31/2023	1.88	35,854	67,441	1.25%	33.4%	12/31/2023	1.91	0	0	1.00%	33.8%	12/31/2023	1.93	0	0	0.75%	34.1%
12/31/2022	1.41	30,551	43,064	1.25%	-29.6%	12/31/2022	1.43	0	0	1.00%	-29.4%	12/31/2022	1.44	0	0	0.75%	-29.3%
12/31/2021	2.00	22,347	44,754	1.25%	27.4%	12/31/2021	2.02	0	0	1.00%	27.7%	12/31/2021	2.04	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	0	$0	0.50%	12.7%	12/31/2025	$2.81	0	$0	0.25%	13.0%	12/31/2025	$2.86	0	$0	0.00%	13.3%
12/31/2024	2.45	0	0	0.50%	24.9%	12/31/2024	2.49	0	0	0.25%	25.2%	12/31/2024	2.53	0	0	0.00%	25.5%
12/31/2023	1.96	0	0	0.50%	34.4%	12/31/2023	1.99	0	0	0.25%	34.8%	12/31/2023	2.01	0	0	0.00%	35.1%
12/31/2022	1.46	0	0	0.50%	-29.1%	12/31/2022	1.47	0	0	0.25%	-28.9%	12/31/2022	1.49	0	0	0.00%	-28.7%
12/31/2021	2.05	0	0	0.50%	28.3%	12/31/2021	2.07	0	0	0.25%	28.7%	12/31/2021	2.09	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Advisor Class - 06-3YR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,546,826	$1,343,334	13,701
Receivables: investments sold	906
Payables: investments purchased	-
Net assets	$1,547,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,547,732	642,806	$2.41
Band 100	-	-	2.45
Band 75	-	-	2.49
Band 50	-	-	2.53
Band 25	-	-	2.57
Band 0	-	-	2.61
Total	$1,547,732	642,806

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,785)
Net investment income (loss)			(18,785)

Gain (loss) on investments:
Net realized gain (loss)			81,108
Realized gain distributions			141,145
Net change in unrealized appreciation (depreciation)			(27,005)
Net gain (loss)			195,248

Increase (decrease) in net assets from operations			$176,463

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,785)	$(28,732)
Net realized gain (loss)		81,108	501,458
Realized gain distributions		141,145	158,014
Net change in unrealized appreciation (depreciation)		(27,005)	(60,687)

Increase (decrease) in net assets from operations		176,463	570,053

Contract owner transactions:
Proceeds from units sold		296,849	375,865
Cost of units redeemed		(312,921)	(1,864,621)
Account charges		(2,402)	(2,079)
Increase (decrease)		(18,474)	(1,490,835)
Net increase (decrease)		157,989	(920,782)
Net assets, beginning		1,389,743	2,310,525
Net assets, ending		$1,547,732	$1,389,743

Units sold		143,955	185,991
Units redeemed		(146,781)	(870,071)
Net increase (decrease)		(2,826)	(684,080)
Units outstanding, beginning		645,632	1,329,712
Units outstanding, ending		642,806	645,632

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,456,868
Cost of units redeemed/account charges			(65,201,100)
Net investment income (loss)			(905,805)
Net realized gain (loss)			17,337,157
Realized gain distributions			2,657,120
Net change in unrealized appreciation (depreciation)			203,492
Net assets			$1,547,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	643	$1,548	1.25%	11.9%	12/31/2025	$2.45	0	$0	1.00%	12.1%	12/31/2025	$2.49	0	$0	0.75%	12.4%
12/31/2024	2.15	646	1,390	1.25%	23.9%	12/31/2024	2.18	0	0	1.00%	24.2%	12/31/2024	2.21	0	0	0.75%	24.5%
12/31/2023	1.74	1,330	2,311	1.25%	33.3%	12/31/2023	1.76	0	0	1.00%	33.7%	12/31/2023	1.78	0	0	0.75%	34.0%
12/31/2022	1.30	882	1,149	1.25%	-29.7%	12/31/2022	1.31	0	0	1.00%	-29.5%	12/31/2022	1.33	0	0	0.75%	-29.3%
12/31/2021	1.85	1,754	3,250	1.25%	27.3%	12/31/2021	1.86	0	0	1.00%	27.6%	12/31/2021	1.88	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	12.7%	12/31/2025	$2.57	0	$0	0.25%	13.0%	12/31/2025	$2.61	0	$0	0.00%	13.3%
12/31/2024	2.24	0	0	0.50%	24.8%	12/31/2024	2.27	0	0	0.25%	25.1%	12/31/2024	2.31	0	0	0.00%	25.4%
12/31/2023	1.80	0	0	0.50%	34.3%	12/31/2023	1.82	0	0	0.25%	34.7%	12/31/2023	1.84	0	0	0.00%	35.0%
12/31/2022	1.34	0	0	0.50%	-29.1%	12/31/2022	1.35	0	0	0.25%	-29.0%	12/31/2022	1.36	0	0	0.00%	-28.8%
12/31/2021	1.89	0	0	0.50%	28.3%	12/31/2021	1.90	0	0	0.25%	28.6%	12/31/2021	1.91	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	12.4%	12/31/2025	$1.36	0	$0	1.00%	12.7%	12/31/2025	$1.38	0	$0	0.75%	13.0%
12/31/2024	1.20	0	0	1.25%	6.4%	12/31/2024	1.21	0	0	1.00%	6.7%	12/31/2024	1.22	0	0	0.75%	6.9%
12/31/2023	1.12	0	0	1.25%	5.1%	12/31/2023	1.13	0	0	1.00%	5.3%	12/31/2023	1.14	0	0	0.75%	5.6%
12/31/2022	1.07	0	0	1.25%	-10.9%	12/31/2022	1.08	0	0	1.00%	-10.6%	12/31/2022	1.08	0	0	0.75%	-10.4%
12/31/2021	1.20	0	0	1.25%	11.0%	12/31/2021	1.20	0	0	1.00%	11.3%	12/31/2021	1.21	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	13.3%	12/31/2025	$1.42	0	$0	0.25%	13.6%	12/31/2025	$1.43	0	$0	0.00%	13.9%
12/31/2024	1.23	0	0	0.50%	7.2%	12/31/2024	1.25	0	0	0.25%	7.5%	12/31/2024	1.26	0	0	0.00%	7.8%
12/31/2023	1.15	0	0	0.50%	5.9%	12/31/2023	1.16	0	0	0.25%	6.1%	12/31/2023	1.17	0	0	0.00%	6.4%
12/31/2022	1.09	0	0	0.50%	-10.2%	12/31/2022	1.09	0	0	0.25%	-10.0%	12/31/2022	1.10	0	0	0.00%	-9.7%
12/31/2021	1.21	0	0	0.50%	11.8%	12/31/2021	1.21	0	0	0.25%	12.1%	12/31/2021	1.22	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Balanced Portfolio I-2 Class - 06-505

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,373,322	$1,026,469	60,873
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$1,373,300

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,373,300	434,220	$3.16
Band 100	-	-	3.34
Band 75	-	-	3.53
Band 50	-	-	3.74
Band 25	-	-	3.95
Band 0	-	-	4.36
Total	$1,373,300	434,220

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$35,843
Mortality & expense charges			(15,700)
Net investment income (loss)			20,143

Gain (loss) on investments:
Net realized gain (loss)			31,975
Realized gain distributions			129,488
Net change in unrealized appreciation (depreciation)			(3,322)
Net gain (loss)			158,141

Increase (decrease) in net assets from operations			$178,284

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,143	$(13,920)
Net realized gain (loss)		31,975	16,117
Realized gain distributions		129,488	2,263
Net change in unrealized appreciation (depreciation)		(3,322)	153,851

Increase (decrease) in net assets from operations		178,284	158,311

Contract owner transactions:
Proceeds from units sold		64,383	131,579
Cost of units redeemed		(99,661)	(61,798)
Account charges		(368)	(294)
Increase (decrease)		(35,646)	69,487
Net increase (decrease)		142,638	227,798
Net assets, beginning		1,230,662	1,002,864
Net assets, ending		$1,373,300	$1,230,662

Units sold		23,212	50,727
Units redeemed		(35,339)	(24,860)
Net increase (decrease)		(12,127)	25,867
Units outstanding, beginning		446,347	420,480
Units outstanding, ending		434,220	446,347

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,767,631
Cost of units redeemed/account charges			(11,627,977)
Net investment income (loss)			273,686
Net realized gain (loss)			699,236
Realized gain distributions			913,871
Net change in unrealized appreciation (depreciation)			346,853
Net assets			$1,373,300

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	434	$1,373	1.25%	14.7%	12/31/2025	$3.34	0	$0	1.00%	15.0%	12/31/2025	$3.53	0	$0	0.75%	15.3%
12/31/2024	2.76	446	1,231	1.25%	15.6%	12/31/2024	2.91	0	0	1.00%	15.9%	12/31/2024	3.07	0	0	0.75%	16.2%
12/31/2023	2.39	420	1,003	1.25%	16.0%	12/31/2023	2.51	0	0	1.00%	16.3%	12/31/2023	2.64	0	0	0.75%	16.6%
12/31/2022	2.06	454	935	1.25%	-12.4%	12/31/2022	2.16	0	0	1.00%	-12.2%	12/31/2022	2.26	0	0	0.75%	-12.0%
12/31/2021	2.35	494	1,160	1.25%	17.6%	12/31/2021	2.46	0	0	1.00%	17.9%	12/31/2021	2.57	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.74	0	$0	0.50%	15.6%	12/31/2025	$3.95	0	$0	0.25%	15.9%	12/31/2025	$4.36	0	$0	0.00%	16.1%
12/31/2024	3.23	0	0	0.50%	16.5%	12/31/2024	3.41	0	0	0.25%	16.8%	12/31/2024	3.76	0	0	0.00%	17.1%
12/31/2023	2.78	0	0	0.50%	16.8%	12/31/2023	2.92	0	0	0.25%	17.1%	12/31/2023	3.21	0	0	0.00%	17.4%
12/31/2022	2.38	0	0	0.50%	-11.8%	12/31/2022	2.49	0	0	0.25%	-11.5%	12/31/2022	2.73	0	0	0.00%	-11.3%
12/31/2021	2.69	0	0	0.50%	18.5%	12/31/2021	2.82	0	0	0.25%	18.8%	12/31/2021	3.08	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	0.0%
2023	1.4%
2022	1.1%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Portfolio I-2 Class - 06-510

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,031,052	$7,232,442	85,744
Receivables: investments sold	17,175
Payables: investments purchased	-
Net assets	$11,048,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,048,227	1,627,119	$6.79
Band 100	-	-	7.18
Band 75	-	-	7.59
Band 50	-	-	8.02
Band 25	-	-	8.48
Band 0	-	-	9.37
Total	$11,048,227	1,627,119

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(121,001)
Net investment income (loss)			(121,001)

Gain (loss) on investments:
Net realized gain (loss)			504,155
Realized gain distributions			1,743,283
Net change in unrealized appreciation (depreciation)			502,465
Net gain (loss)			2,749,903

Increase (decrease) in net assets from operations			$2,628,902

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(121,001)	$(106,562)
Net realized gain (loss)		504,155	645,772
Realized gain distributions		1,743,283	-
Net change in unrealized appreciation (depreciation)		502,465	2,678,039

Increase (decrease) in net assets from operations		2,628,902	3,217,249

Contract owner transactions:
Proceeds from units sold		828,193	678,145
Cost of units redeemed		(1,348,465)	(2,254,859)
Account charges		(4,596)	(4,940)
Increase (decrease)		(524,868)	(1,581,654)
Net increase (decrease)		2,104,034	1,635,595
Net assets, beginning		8,944,193	7,308,598
Net assets, ending		$11,048,227	$8,944,193

Units sold		162,272	157,776
Units redeemed		(263,665)	(495,433)
Net increase (decrease)		(101,393)	(337,657)
Units outstanding, beginning		1,728,512	2,066,169
Units outstanding, ending		1,627,119	1,728,512

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$130,605,525
Cost of units redeemed/account charges			(186,277,782)
Net investment income (loss)			(6,176,771)
Net realized gain (loss)			14,865,457
Realized gain distributions			54,233,188
Net change in unrealized appreciation (depreciation)			3,798,610
Net assets			$11,048,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.79	1,627	$11,048	1.25%	31.2%	12/31/2025	$7.18	0	$0	1.00%	31.5%	12/31/2025	$7.59	0	$0	0.75%	31.9%
12/31/2024	5.17	1,729	8,944	1.25%	46.3%	12/31/2024	5.46	0	0	1.00%	46.7%	12/31/2024	5.75	0	0	0.75%	47.0%
12/31/2023	3.54	2,066	7,309	1.25%	41.4%	12/31/2023	3.72	0	0	1.00%	41.7%	12/31/2023	3.91	0	0	0.75%	42.1%
12/31/2022	2.50	7,876	19,709	1.25%	-37.3%	12/31/2022	2.63	0	0	1.00%	-37.2%	12/31/2022	2.76	0	0	0.75%	-37.0%
12/31/2021	3.99	12,130	48,418	1.25%	17.6%	12/31/2021	4.18	0	0	1.00%	17.9%	12/31/2021	4.37	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.02	0	$0	0.50%	32.2%	12/31/2025	$8.48	0	$0	0.25%	32.5%	12/31/2025	$9.37	0	$0	0.00%	32.9%
12/31/2024	6.07	0	0	0.50%	47.4%	12/31/2024	6.40	0	0	0.25%	47.8%	12/31/2024	7.05	0	0	0.00%	48.1%
12/31/2023	4.12	0	0	0.50%	42.4%	12/31/2023	4.33	0	0	0.25%	42.8%	12/31/2023	4.76	0	0	0.00%	43.1%
12/31/2022	2.89	0	0	0.50%	-36.8%	12/31/2022	3.03	0	0	0.25%	-36.7%	12/31/2022	3.33	0	0	0.00%	-36.5%
12/31/2021	4.58	0	0	0.50%	18.5%	12/31/2021	4.79	0	0	0.25%	18.8%	12/31/2021	5.24	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund I Class - 06-194

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,416	$491,849	12,224
Receivables: investments sold	8,071
Payables: investments purchased	-
Net assets	$661,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,487	65,230	$10.14
Band 100	-	-	10.64
Band 75	-	-	11.16
Band 50	-	-	11.71
Band 25	-	-	12.29
Band 0	-	-	12.89
Total	$661,487	65,230

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$448
Mortality & expense charges			(7,073)
Net investment income (loss)			(6,625)

Gain (loss) on investments:
Net realized gain (loss)			27,612
Realized gain distributions			42,047
Net change in unrealized appreciation (depreciation)			93,069
Net gain (loss)			162,728

Increase (decrease) in net assets from operations			$156,103

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,625)	$(8,574)
Net realized gain (loss)		27,612	103,310
Realized gain distributions		42,047	55,813
Net change in unrealized appreciation (depreciation)		93,069	118,444

Increase (decrease) in net assets from operations		156,103	268,993

Contract owner transactions:
Proceeds from units sold		151,799	154,346
Cost of units redeemed		(125,657)	(518,888)
Account charges		(149)	(160)
Increase (decrease)		25,993	(364,702)
Net increase (decrease)		182,096	(95,709)
Net assets, beginning		479,391	575,100
Net assets, ending		$661,487	$479,391

Units sold		18,711	24,911
Units redeemed		(15,100)	(72,492)
Net increase (decrease)		3,611	(47,581)
Units outstanding, beginning		61,619	109,200
Units outstanding, ending		65,230	61,619

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,955,129
Cost of units redeemed/account charges			(31,689,757)
Net investment income (loss)			(864,701)
Net realized gain (loss)			2,914,181
Realized gain distributions			6,185,068
Net change in unrealized appreciation (depreciation)			161,567
Net assets			$661,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.14	65	$661	1.25%	30.3%	12/31/2025	$10.64	0	$0	1.00%	30.7%	12/31/2025	$11.16	0	$0	0.75%	31.0%
12/31/2024	7.78	62	479	1.25%	47.7%	12/31/2024	8.14	0	0	1.00%	48.1%	12/31/2024	8.52	0	0	0.75%	48.5%
12/31/2023	5.27	109	575	1.25%	41.1%	12/31/2023	5.50	0	0	1.00%	41.5%	12/31/2023	5.74	0	0	0.75%	41.8%
12/31/2022	3.73	385	1,438	1.25%	-37.6%	12/31/2022	3.89	0	0	1.00%	-37.4%	12/31/2022	4.05	0	0	0.75%	-37.3%
12/31/2021	5.98	830	4,963	1.25%	16.4%	12/31/2021	6.21	0	0	1.00%	16.7%	12/31/2021	6.45	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.71	0	$0	0.50%	31.3%	12/31/2025	$12.29	0	$0	0.25%	31.7%	12/31/2025	$12.89	0	$0	0.00%	32.0%
12/31/2024	8.92	0	0	0.50%	48.8%	12/31/2024	9.33	0	0	0.25%	49.2%	12/31/2024	9.77	0	0	0.00%	49.6%
12/31/2023	5.99	0	0	0.50%	42.2%	12/31/2023	6.25	0	0	0.25%	42.5%	12/31/2023	6.53	0	0	0.00%	42.9%
12/31/2022	4.21	0	0	0.50%	-37.1%	12/31/2022	4.39	0	0	0.25%	-37.0%	12/31/2022	4.57	0	0	0.00%	-36.8%
12/31/2021	6.70	0	0	0.50%	17.3%	12/31/2021	6.96	0	0	0.25%	17.6%	12/31/2021	7.23	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund R Class - 06-196

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,229	$523,716	15,908
Receivables: investments sold	448
Payables: investments purchased	-
Net assets	$611,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611,677	66,065	$9.26
Band 100	-	-	9.71
Band 75	-	-	10.19
Band 50	-	-	10.69
Band 25	-	-	11.22
Band 0	-	-	11.77
Total	$611,677	66,065

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$221
Mortality & expense charges			(10,236)
Net investment income (loss)			(10,015)

Gain (loss) on investments:
Net realized gain (loss)			158,187
Realized gain distributions			53,864
Net change in unrealized appreciation (depreciation)			50,179
Net gain (loss)			262,230

Increase (decrease) in net assets from operations			$252,215

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,015)	$(14,463)
Net realized gain (loss)		158,187	170,653
Realized gain distributions		53,864	123,689
Net change in unrealized appreciation (depreciation)		50,179	233,574

Increase (decrease) in net assets from operations		252,215	513,453

Contract owner transactions:
Proceeds from units sold		160,543	584,529
Cost of units redeemed		(617,937)	(2,021,556)
Account charges		(618)	(1,060)
Increase (decrease)		(458,012)	(1,438,087)
Net increase (decrease)		(205,797)	(924,634)
Net assets, beginning		817,474	1,742,108
Net assets, ending		$611,677	$817,474

Units sold		20,531	97,592
Units redeemed		(69,034)	(342,007)
Net increase (decrease)		(48,503)	(244,415)
Units outstanding, beginning		114,568	358,983
Units outstanding, ending		66,065	114,568

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$39,198,755
Cost of units redeemed/account charges			(50,882,480)
Net investment income (loss)			(1,011,020)
Net realized gain (loss)			4,060,257
Realized gain distributions			9,158,652
Net change in unrealized appreciation (depreciation)			87,513
Net assets			$611,677

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.26	66	$612	1.25%	29.8%	12/31/2025	$9.71	0	$0	1.00%	30.1%	12/31/2025	$10.19	0	$0	0.75%	30.4%
12/31/2024	7.14	115	817	1.25%	47.0%	12/31/2024	7.47	0	0	1.00%	47.4%	12/31/2024	7.81	0	0	0.75%	47.8%
12/31/2023	4.85	359	1,742	1.25%	40.5%	12/31/2023	5.07	0	0	1.00%	40.9%	12/31/2023	5.29	0	0	0.75%	41.2%
12/31/2022	3.45	601	2,075	1.25%	-37.9%	12/31/2022	3.60	0	0	1.00%	-37.7%	12/31/2022	3.74	0	0	0.75%	-37.6%
12/31/2021	5.56	855	4,751	1.25%	15.9%	12/31/2021	5.77	0	0	1.00%	16.2%	12/31/2021	6.00	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.69	0	$0	0.50%	30.7%	12/31/2025	$11.22	0	$0	0.25%	31.1%	12/31/2025	$11.77	0	$0	0.00%	31.4%
12/31/2024	8.18	0	0	0.50%	48.1%	12/31/2024	8.56	0	0	0.25%	48.5%	12/31/2024	8.96	0	0	0.00%	48.9%
12/31/2023	5.52	0	0	0.50%	41.6%	12/31/2023	5.76	0	0	0.25%	41.9%	12/31/2023	6.02	0	0	0.00%	42.3%
12/31/2022	3.90	0	0	0.50%	-37.4%	12/31/2022	4.06	0	0	0.25%	-37.2%	12/31/2022	4.23	0	0	0.00%	-37.1%
12/31/2021	6.23	0	0	0.50%	16.8%	12/31/2021	6.47	0	0	0.25%	17.1%	12/31/2021	6.72	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 06-500

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,859,681	$32,004,249	483,204
Receivables: investments sold	-
Payables: investments purchased	(7,465)
Net assets	$49,852,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,852,216	2,847,997	$17.50
Band 100	-	-	18.51
Band 75	-	-	19.56
Band 50	-	-	20.68
Band 25	-	-	21.87
Band 0	-	-	25.71
Total	$49,852,216	2,847,997

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(591,089)
Net investment income (loss)			(591,089)

Gain (loss) on investments:
Net realized gain (loss)			3,817,761
Realized gain distributions			5,386,866
Net change in unrealized appreciation (depreciation)			3,509,680
Net gain (loss)			12,714,307

Increase (decrease) in net assets from operations			$12,123,218

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(591,089)	$(502,151)
Net realized gain (loss)		3,817,761	769,545
Realized gain distributions		5,386,866	-
Net change in unrealized appreciation (depreciation)		3,509,680	13,334,028

Increase (decrease) in net assets from operations		12,123,218	13,601,422

Contract owner transactions:
Proceeds from units sold		2,026,098	1,002,975
Cost of units redeemed		(9,325,262)	(4,205,662)
Account charges		(5,447)	(3,556)
Increase (decrease)		(7,304,611)	(3,206,243)
Net increase (decrease)		4,818,607	10,395,179
Net assets, beginning		45,033,609	34,638,430
Net assets, ending		$49,852,216	$45,033,609

Units sold		135,810	89,591
Units redeemed		(597,697)	(372,007)
Net increase (decrease)		(461,887)	(282,416)
Units outstanding, beginning		3,309,884	3,592,300
Units outstanding, ending		2,847,997	3,309,884

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$341,626,373
Cost of units redeemed/account charges			(374,517,717)
Net investment income (loss)			6,549,400
Net realized gain (loss)			4,131,806
Realized gain distributions			54,206,922
Net change in unrealized appreciation (depreciation)			17,855,432
Net assets			$49,852,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.50	2,848	$49,852	1.25%	28.7%	12/31/2025	$18.51	0	$0	1.00%	29.0%	12/31/2025	$19.56	0	$0	0.75%	29.3%
12/31/2024	13.61	3,310	45,034	1.25%	41.1%	12/31/2024	14.35	0	0	1.00%	41.5%	12/31/2024	15.13	0	0	0.75%	41.8%
12/31/2023	9.64	3,592	34,638	1.25%	31.0%	12/31/2023	10.14	0	0	1.00%	31.4%	12/31/2023	10.67	0	0	0.75%	31.7%
12/31/2022	7.36	3,911	28,784	1.25%	-39.4%	12/31/2022	7.72	0	0	1.00%	-39.3%	12/31/2022	8.10	0	0	0.75%	-39.1%
12/31/2021	12.15	4,268	51,848	1.25%	10.5%	12/31/2021	12.71	0	0	1.00%	10.7%	12/31/2021	13.31	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.68	0	$0	0.50%	29.6%	12/31/2025	$21.87	0	$0	0.25%	29.9%	12/31/2025	$25.71	0	$0	0.00%	30.3%
12/31/2024	15.96	0	0	0.50%	42.2%	12/31/2024	16.83	0	0	0.25%	42.5%	12/31/2024	19.73	0	0	0.00%	42.9%
12/31/2023	11.22	0	0	0.50%	32.0%	12/31/2023	11.81	0	0	0.25%	32.3%	12/31/2023	13.81	0	0	0.00%	32.7%
12/31/2022	8.50	0	0	0.50%	-39.0%	12/31/2022	8.92	0	0	0.25%	-38.8%	12/31/2022	10.41	0	0	0.00%	-38.7%
12/31/2021	13.93	0	0	0.50%	11.3%	12/31/2021	14.58	0	0	0.25%	11.6%	12/31/2021	16.97	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund I Class - 06-197

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,893	$68,986	4,498
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$78,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,902	26,928	$2.93
Band 100	-	-	3.07
Band 75	-	-	3.23
Band 50	-	-	3.38
Band 25	-	-	3.55
Band 0	-	-	3.72
Total	$78,902	26,928

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(905)
Net investment income (loss)			(905)

Gain (loss) on investments:
Net realized gain (loss)			1,091
Realized gain distributions			2,172
Net change in unrealized appreciation (depreciation)			1,324
Net gain (loss)			4,587

Increase (decrease) in net assets from operations			$3,682

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(905)	$(1,283)
Net realized gain (loss)		1,091	(6,231)
Realized gain distributions		2,172	715
Net change in unrealized appreciation (depreciation)		1,324	12,320

Increase (decrease) in net assets from operations		3,682	5,521

Contract owner transactions:
Proceeds from units sold		10,545	8,151
Cost of units redeemed		(8,175)	(161,420)
Account charges		-	(30)
Increase (decrease)		2,370	(153,299)
Net increase (decrease)		6,052	(147,778)
Net assets, beginning		72,850	220,628
Net assets, ending		$78,902	$72,850

Units sold		4,055	3,051
Units redeemed		(2,881)	(60,303)
Net increase (decrease)		1,174	(57,252)
Units outstanding, beginning		25,754	83,006
Units outstanding, ending		26,928	25,754

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,976,369
Cost of units redeemed/account charges			(18,355,739)
Net investment income (loss)			(504,365)
Net realized gain (loss)			(1,915,398)
Realized gain distributions			3,868,128
Net change in unrealized appreciation (depreciation)			9,907
Net assets			$78,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.93	27	$79	1.25%	3.6%	12/31/2025	$3.07	0	$0	1.00%	3.8%	12/31/2025	$3.23	0	$0	0.75%	4.1%
12/31/2024	2.83	26	73	1.25%	6.4%	12/31/2024	2.96	0	0	1.00%	6.7%	12/31/2024	3.10	0	0	0.75%	7.0%
12/31/2023	2.66	83	221	1.25%	13.4%	12/31/2023	2.77	0	0	1.00%	13.7%	12/31/2023	2.90	0	0	0.75%	14.0%
12/31/2022	2.34	1,340	3,140	1.25%	-38.9%	12/31/2022	2.44	0	0	1.00%	-38.8%	12/31/2022	2.54	0	0	0.75%	-38.6%
12/31/2021	3.84	1,520	5,833	1.25%	-6.1%	12/31/2021	3.99	0	0	1.00%	-5.9%	12/31/2021	4.14	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	0	$0	0.50%	4.4%	12/31/2025	$3.55	0	$0	0.25%	4.6%	12/31/2025	$3.72	0	$0	0.00%	4.9%
12/31/2024	3.24	0	0	0.50%	7.2%	12/31/2024	3.39	0	0	0.25%	7.5%	12/31/2024	3.55	0	0	0.00%	7.8%
12/31/2023	3.02	0	0	0.50%	14.3%	12/31/2023	3.16	0	0	0.25%	14.5%	12/31/2023	3.30	0	0	0.00%	14.8%
12/31/2022	2.65	0	0	0.50%	-38.5%	12/31/2022	2.76	0	0	0.25%	-38.3%	12/31/2022	2.87	0	0	0.00%	-38.2%
12/31/2021	4.30	0	0	0.50%	-5.4%	12/31/2021	4.47	0	0	0.25%	-5.2%	12/31/2021	4.64	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund R Class - 06-198

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,967	$11,285	929
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,967	4,107	$2.67
Band 100	-	-	2.80
Band 75	-	-	2.94
Band 50	-	-	3.08
Band 25	-	-	3.24
Band 0	-	-	3.39
Total	$10,967	4,107

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(992)
Net investment income (loss)			(992)

Gain (loss) on investments:
Net realized gain (loss)			(3,984)
Realized gain distributions			438
Net change in unrealized appreciation (depreciation)			4,903
Net gain (loss)			1,357

Increase (decrease) in net assets from operations			$365

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(992)	$(1,183)
Net realized gain (loss)		(3,984)	(627)
Realized gain distributions		438	1,386
Net change in unrealized appreciation (depreciation)		4,903	5,767

Increase (decrease) in net assets from operations		365	5,343

Contract owner transactions:
Proceeds from units sold		2,461	4,492
Cost of units redeemed		(88,750)	(4,948)
Account charges		-	-
Increase (decrease)		(86,289)	(456)
Net increase (decrease)		(85,924)	4,887
Net assets, beginning		96,891	92,004
Net assets, ending		$10,967	$96,891

Units sold		998	1,791
Units redeemed		(34,279)	(2,015)
Net increase (decrease)		(33,281)	(224)
Units outstanding, beginning		37,388	37,612
Units outstanding, ending		4,107	37,388

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,540,721
Cost of units redeemed/account charges			(1,829,072)
Net investment income (loss)			(46,790)
Net realized gain (loss)			114,676
Realized gain distributions			231,750
Net change in unrealized appreciation (depreciation)			(318)
Net assets			$10,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	4	$11	1.25%	3.0%	12/31/2025	$2.80	0	$0	1.00%	3.3%	12/31/2025	$2.94	0	$0	0.75%	3.6%
12/31/2024	2.59	37	97	1.25%	5.9%	12/31/2024	2.71	0	0	1.00%	6.2%	12/31/2024	2.84	0	0	0.75%	6.5%
12/31/2023	2.45	38	92	1.25%	12.8%	12/31/2023	2.55	0	0	1.00%	13.1%	12/31/2023	2.67	0	0	0.75%	13.4%
12/31/2022	2.17	40	86	1.25%	-39.2%	12/31/2022	2.26	0	0	1.00%	-39.0%	12/31/2022	2.35	0	0	0.75%	-38.9%
12/31/2021	3.56	10	35	1.25%	-6.6%	12/31/2021	3.70	0	0	1.00%	-6.3%	12/31/2021	3.85	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.08	0	$0	0.50%	3.8%	12/31/2025	$3.24	0	$0	0.25%	4.1%	12/31/2025	$3.39	0	$0	0.00%	4.3%
12/31/2024	2.97	0	0	0.50%	6.7%	12/31/2024	3.11	0	0	0.25%	7.0%	12/31/2024	3.25	0	0	0.00%	7.3%
12/31/2023	2.78	0	0	0.50%	13.7%	12/31/2023	2.90	0	0	0.25%	14.0%	12/31/2023	3.03	0	0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-38.7%	12/31/2022	2.55	0	0	0.25%	-38.6%	12/31/2022	2.65	0	0	0.00%	-38.4%
12/31/2021	3.99	0	0	0.50%	-5.9%	12/31/2021	4.15	0	0	0.25%	-5.6%	12/31/2021	4.31	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Fund Z Class - 06-CPH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,085	$148,514	4,199
Receivables: investments sold	342
Payables: investments purchased	-
Net assets	$186,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,427	39,901	$4.67
Band 100	-	-	4.78
Band 75	-	-	4.89
Band 50	-	-	5.00
Band 25	-	-	5.12
Band 0	-	-	5.23
Total	$186,427	39,901

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,891)
Net investment income (loss)			(4,891)

Gain (loss) on investments:
Net realized gain (loss)			148,704
Realized gain distributions			15,030
Net change in unrealized appreciation (depreciation)			(48,381)
Net gain (loss)			115,353

Increase (decrease) in net assets from operations			$110,462

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,891)	$(3,705)
Net realized gain (loss)		148,704	10,114
Realized gain distributions		15,030	41,354
Net change in unrealized appreciation (depreciation)		(48,381)	66,545

Increase (decrease) in net assets from operations		110,462	114,308

Contract owner transactions:
Proceeds from units sold		52,893	78,265
Cost of units redeemed		(367,552)	(45,715)
Account charges		(574)	(420)
Increase (decrease)		(315,233)	32,130
Net increase (decrease)		(204,771)	146,438
Net assets, beginning		391,198	244,760
Net assets, ending		$186,427	$391,198

Units sold		13,342	26,463
Units redeemed		(82,275)	(18,682)
Net increase (decrease)		(68,933)	7,781
Units outstanding, beginning		108,834	101,053
Units outstanding, ending		39,901	108,834

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,727,368
Cost of units redeemed/account charges			(9,509,837)
Net investment income (loss)			(202,302)
Net realized gain (loss)			526,494
Realized gain distributions			1,607,133
Net change in unrealized appreciation (depreciation)			37,571
Net assets			$186,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.67	40	$186	1.25%	30.0%	12/31/2025	$4.78	0	$0	1.00%	30.3%	12/31/2025	$4.89	0	$0	0.75%	30.6%
12/31/2024	3.59	109	391	1.25%	48.4%	12/31/2024	3.67	0	0	1.00%	48.8%	12/31/2024	3.74	0	0	0.75%	49.2%
12/31/2023	2.42	101	245	1.25%	41.8%	12/31/2023	2.47	0	0	1.00%	42.2%	12/31/2023	2.51	0	0	0.75%	42.5%
12/31/2022	1.71	364	621	1.25%	-37.3%	12/31/2022	1.73	0	0	1.00%	-37.2%	12/31/2022	1.76	0	0	0.75%	-37.0%
12/31/2021	2.73	982	2,678	1.25%	16.5%	12/31/2021	2.76	0	0	1.00%	16.8%	12/31/2021	2.80	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.00	0	$0	0.50%	31.0%	12/31/2025	$5.12	0	$0	0.25%	31.3%	12/31/2025	$5.23	0	$0	0.00%	31.6%
12/31/2024	3.82	0	0	0.50%	49.5%	12/31/2024	3.90	0	0	0.25%	49.9%	12/31/2024	3.98	0	0	0.00%	50.3%
12/31/2023	2.55	0	0	0.50%	42.9%	12/31/2023	2.60	0	0	0.25%	43.2%	12/31/2023	2.65	0	0	0.00%	43.6%
12/31/2022	1.79	0	0	0.50%	-36.9%	12/31/2022	1.81	0	0	0.25%	-36.7%	12/31/2022	1.84	0	0	0.00%	-36.6%
12/31/2021	2.83	0	0	0.50%	17.3%	12/31/2021	2.87	0	0	0.25%	17.6%	12/31/2021	2.90	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund Y Class - 06-3GX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,633,813	$22,514,038	532,886
Receivables: investments sold	-
Payables: investments purchased	(67,465)
Net assets	$30,566,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,566,348	9,529,200	$3.21
Band 100	-	-	3.27
Band 75	-	-	3.33
Band 50	-	-	3.39
Band 25	-	-	3.46
Band 0	-	-	3.52
Total	$30,566,348	9,529,200

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$35,185
Mortality & expense charges			(316,594)
Net investment income (loss)			(281,409)

Gain (loss) on investments:
Net realized gain (loss)			1,085,227
Realized gain distributions			1,869,144
Net change in unrealized appreciation (depreciation)			4,108,446
Net gain (loss)			7,062,817

Increase (decrease) in net assets from operations			$6,781,408

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(281,409)	$(210,915)
Net realized gain (loss)		1,085,227	1,202,718
Realized gain distributions		1,869,144	2,412,368
Net change in unrealized appreciation (depreciation)		4,108,446	2,792,140

Increase (decrease) in net assets from operations		6,781,408	6,196,311

Contract owner transactions:
Proceeds from units sold		6,336,034	7,593,778
Cost of units redeemed		(4,285,510)	(5,506,444)
Account charges		(77,371)	(56,453)
Increase (decrease)		1,973,153	2,030,881
Net increase (decrease)		8,754,561	8,227,192
Net assets, beginning		21,811,787	13,584,595
Net assets, ending		$30,566,348	$21,811,787

Units sold		2,247,511	3,488,303
Units redeemed		(1,615,656)	(2,806,480)
Net increase (decrease)		631,855	681,823
Units outstanding, beginning		8,897,345	8,215,522
Units outstanding, ending		9,529,200	8,897,345

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,084,260
Cost of units redeemed/account charges			(14,500,816)
Net investment income (loss)			(778,076)
Net realized gain (loss)			2,054,893
Realized gain distributions			6,586,312
Net change in unrealized appreciation (depreciation)			8,119,775
Net assets			$30,566,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.21	9,529	$30,566	1.25%	30.8%	12/31/2025	$3.27	0	$0	1.00%	31.2%	12/31/2025	$3.33	0	$0	0.75%	31.5%
12/31/2024	2.45	8,897	21,812	1.25%	48.3%	12/31/2024	2.49	0	0	1.00%	48.6%	12/31/2024	2.53	0	0	0.75%	49.0%
12/31/2023	1.65	8,216	13,585	1.25%	41.7%	12/31/2023	1.68	0	0	1.00%	42.0%	12/31/2023	1.70	0	0	0.75%	42.4%
12/31/2022	1.17	8,100	9,454	1.25%	-37.3%	12/31/2022	1.18	0	0	1.00%	-37.1%	12/31/2022	1.19	0	0	0.75%	-37.0%
12/31/2021	1.86	2,500	4,653	1.25%	16.9%	12/31/2021	1.88	0	0	1.00%	17.2%	12/31/2021	1.89	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.39	0	$0	0.50%	31.8%	12/31/2025	$3.46	0	$0	0.25%	32.2%	12/31/2025	$3.52	0	$0	0.00%	32.5%
12/31/2024	2.57	0	0	0.50%	49.4%	12/31/2024	2.61	0	0	0.25%	49.8%	12/31/2024	2.66	0	0	0.00%	50.1%
12/31/2023	1.72	0	0	0.50%	42.7%	12/31/2023	1.75	0	0	0.25%	43.1%	12/31/2023	1.77	0	0	0.00%	43.5%
12/31/2022	1.21	0	0	0.50%	-36.8%	12/31/2022	1.22	0	0	0.25%	-36.7%	12/31/2022	1.23	0	0	0.00%	-36.5%
12/31/2021	1.91	0	0	0.50%	17.7%	12/31/2021	1.93	0	0	0.25%	18.0%	12/31/2021	1.94	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Y Class - 06-3GY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(301)
Net investment income (loss)			(301)

Gain (loss) on investments:
Net realized gain (loss)			16,828
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,689)
Net gain (loss)			(9,861)

Increase (decrease) in net assets from operations			$(10,162)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(301)	$(1,995)
Net realized gain (loss)		16,828	8,653
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,689)	14,929

Increase (decrease) in net assets from operations		(10,162)	21,587

Contract owner transactions:
Proceeds from units sold		2,045	27,518
Cost of units redeemed		(153,282)	(44,499)
Account charges		-	(80)
Increase (decrease)		(151,237)	(17,061)
Net increase (decrease)		(161,399)	4,526
Net assets, beginning		161,399	156,873
Net assets, ending		$-	$161,399

Units sold		1,964	28,496
Units redeemed		(155,688)	(42,994)
Net increase (decrease)		(153,724)	(14,498)
Units outstanding, beginning		153,724	168,222
Units outstanding, ending		-	153,724

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,307,472
Cost of units redeemed/account charges			(1,348,073)
Net investment income (loss)			(19,982)
Net realized gain (loss)			40,999
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	1.25%	6.1%	12/31/2025	$1.13	0	$0	1.00%	6.3%	12/31/2025	$1.16	0	$0	0.75%	6.6%
12/31/2024	1.05	154	161	1.25%	12.6%	12/31/2024	1.07	0	0	1.00%	12.9%	12/31/2024	1.08	0	0	0.75%	13.2%
12/31/2023	0.93	168	157	1.25%	9.0%	12/31/2023	0.95	0	0	1.00%	9.3%	12/31/2023	0.96	0	0	0.75%	9.5%
12/31/2022	0.86	403	345	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.87	0	0	0.75%	-37.9%
12/31/2021	1.38	193	268	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.41	0	0	0.75%	-14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.9%	12/31/2025	$1.20	0	$0	0.25%	7.1%	12/31/2025	$1.22	0	$0	0.00%	7.4%
12/31/2024	1.10	0	0	0.50%	13.4%	12/31/2024	1.12	0	0	0.25%	13.7%	12/31/2024	1.14	0	0	0.00%	14.0%
12/31/2023	0.97	0	0	0.50%	9.8%	12/31/2023	0.98	0	0	0.25%	10.1%	12/31/2023	1.00	0	0	0.00%	10.3%
12/31/2022	0.88	0	0	0.50%	-37.7%	12/31/2022	0.89	0	0	0.25%	-37.6%	12/31/2022	0.90	0	0	0.00%	-37.4%
12/31/2021	1.42	0	0	0.50%	-14.4%	12/31/2021	1.43	0	0	0.25%	-14.2%	12/31/2021	1.45	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Z Class - 06-3MP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(992)
Net realized gain (loss)		-	(20,747)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	28,781

Increase (decrease) in net assets from operations		-	7,042

Contract owner transactions:
Proceeds from units sold		-	17,455
Cost of units redeemed		(1)	(173,783)
Account charges		-	(90)
Increase (decrease)		(1)	(156,418)
Net increase (decrease)		(1)	(149,376)
Net assets, beginning		1	149,377
Net assets, ending		$-	$1

Units sold		-	18,898
Units redeemed		(1)	(178,174)
Net increase (decrease)		(1)	(159,276)
Units outstanding, beginning		1	159,277
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$351,540
Cost of units redeemed/account charges			(328,281)
Net investment income (loss)			(9,355)
Net realized gain (loss)			(29,765)
Realized gain distributions			15,861
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	6.0%	12/31/2025	$1.14	0	$0	1.00%	6.3%	12/31/2025	$1.16	0	$0	0.75%	6.5%
12/31/2024	1.06	0	0	1.25%	12.6%	12/31/2024	1.07	0	0	1.00%	12.9%	12/31/2024	1.09	0	0	0.75%	13.2%
12/31/2023	0.94	159	149	1.25%	8.9%	12/31/2023	0.95	0	0	1.00%	9.2%	12/31/2023	0.96	0	0	0.75%	9.5%
12/31/2022	0.86	159	137	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.88	0	0	0.75%	-37.9%
12/31/2021	1.39	158	220	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.42	0	0	0.75%	-14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.8%	12/31/2025	$1.20	0	$0	0.25%	7.1%	12/31/2025	$1.22	0	$0	0.00%	7.3%
12/31/2024	1.11	0	0	0.50%	13.4%	12/31/2024	1.12	0	0	0.25%	13.7%	12/31/2024	1.14	0	0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	9.7%	12/31/2023	0.99	0	0	0.25%	10.0%	12/31/2023	1.00	0	0	0.00%	10.3%
12/31/2022	0.89	0	0	0.50%	-37.7%	12/31/2022	0.90	0	0	0.25%	-37.6%	12/31/2022	0.91	0	0	0.00%	-37.4%
12/31/2021	1.43	0	0	0.50%	-14.4%	12/31/2021	1.44	0	0	0.25%	-14.1%	12/31/2021	1.45	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Focus Equity Y Inst Class - 06-6RH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,064,199	$847,407	9,692
Receivables: investments sold	-
Payables: investments purchased	(18,974)
Net assets	$1,045,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,045,225	419,421	$2.49
Band 100	-	-	2.51
Band 75	-	-	2.52
Band 50	-	-	2.53
Band 25	-	-	2.55
Band 0	-	-	2.56
Total	$1,045,225	419,421

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,056)
Net investment income (loss)			(10,056)

Gain (loss) on investments:
Net realized gain (loss)			100,834
Realized gain distributions			74,023
Net change in unrealized appreciation (depreciation)			72,602
Net gain (loss)			247,459

Increase (decrease) in net assets from operations			$237,403

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,056)	$(4,905)
Net realized gain (loss)		100,834	2,125
Realized gain distributions		74,023	-
Net change in unrealized appreciation (depreciation)		72,602	144,190

Increase (decrease) in net assets from operations		237,403	141,410

Contract owner transactions:
Proceeds from units sold		462,748	638,740
Cost of units redeemed		(415,484)	(19,585)
Account charges		(4)	(3)
Increase (decrease)		47,260	619,152
Net increase (decrease)		284,663	760,562
Net assets, beginning		760,562	-
Net assets, ending		$1,045,225	$760,562

Units sold		211,143	436,008
Units redeemed		(214,956)	(12,774)
Net increase (decrease)		(3,813)	423,234
Units outstanding, beginning		423,234	-
Units outstanding, ending		419,421	423,234

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,101,488
Cost of units redeemed/account charges			(435,076)
Net investment income (loss)			(14,961)
Net realized gain (loss)			102,959
Realized gain distributions			74,023
Net change in unrealized appreciation (depreciation)			216,792
Net assets			$1,045,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	419	$1,045	1.25%	38.7%	12/31/2025	$2.51	0	$0	1.00%	39.0%	12/31/2025	$2.52	0	$0	0.75%	39.4%
12/31/2024	1.80	423	761	1.25%	50.4%	12/31/2024	1.80	0	0	1.00%	50.8%	12/31/2024	1.81	0	0	0.75%	51.1%
12/31/2023	1.19	0	0	1.25%	19.5%	12/31/2023	1.20	0	0	1.00%	19.5%	12/31/2023	1.20	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	39.7%	12/31/2025	$2.55	0	$0	0.25%	40.1%	12/31/2025	$2.56	0	$0	0.00%	40.4%
12/31/2024	1.81	0	0	0.50%	51.5%	12/31/2024	1.82	0	0	0.25%	51.9%	12/31/2024	1.82	0	0	0.00%	52.3%
12/31/2023	1.20	0	0	0.50%	19.7%	12/31/2023	1.20	0	0	0.25%	19.7%	12/31/2023	1.20	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap Inst Class - 06-4TG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(88)
Net realized gain (loss)		-	1,117
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(12)

Increase (decrease) in net assets from operations		-	1,017

Contract owner transactions:
Proceeds from units sold		-	26
Cost of units redeemed		(1)	(13,317)
Account charges		-	-
Increase (decrease)		(1)	(13,291)
Net increase (decrease)		(1)	(12,274)
Net assets, beginning		1	12,275
Net assets, ending		$-	$1

Units sold		-	24
Units redeemed		(1)	(11,557)
Net increase (decrease)		(1)	(11,533)
Units outstanding, beginning		1	11,534
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,564
Cost of units redeemed/account charges			(13,318)
Net investment income (loss)			(446)
Net realized gain (loss)			1,106
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	3.3%	12/31/2025	$1.22	0	$0	1.00%	3.5%	12/31/2025	$1.23	0	$0	0.75%	3.8%
12/31/2024	1.16	0	0	1.25%	9.5%	12/31/2024	1.18	0	0	1.00%	9.7%	12/31/2024	1.19	0	0	0.75%	10.0%
12/31/2023	1.06	12	12	1.25%	13.3%	12/31/2023	1.07	0	0	1.00%	13.6%	12/31/2023	1.08	0	0	0.75%	13.9%
12/31/2022	0.94	11	11	1.25%	-19.0%	12/31/2022	0.94	0	0	1.00%	-18.8%	12/31/2022	0.95	0	0	0.75%	-18.6%
12/31/2021	1.16	11	13	1.25%	16.0%	12/31/2021	1.16	0	0	1.00%	16.2%	12/31/2021	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	4.1%	12/31/2025	$1.26	0	$0	0.25%	4.3%	12/31/2025	$1.28	0	$0	0.00%	4.6%
12/31/2024	1.20	0	0	0.50%	10.3%	12/31/2024	1.21	0	0	0.25%	10.6%	12/31/2024	1.22	0	0	0.00%	10.8%
12/31/2023	1.09	0	0	0.50%	14.2%	12/31/2023	1.10	0	0	0.25%	14.5%	12/31/2023	1.10	0	0	0.00%	14.8%
12/31/2022	0.95	0	0	0.50%	-18.4%	12/31/2022	0.96	0	0	0.25%	-18.2%	12/31/2022	0.96	0	0	0.00%	-18.0%
12/31/2021	1.17	0	0	0.50%	16.7%	12/31/2021	1.17	0	0	0.25%	17.0%	12/31/2021	1.17	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.2%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap N Class - 06-4TH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$43
Cost of units redeemed/account charges			(41)
Net investment income (loss)			-
Net realized gain (loss)			(4)
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	1.25%	3.1%	12/31/2025	$1.21	0	$0	1.00%	3.4%	12/31/2025	$1.22	0	$0	0.75%	3.6%
12/31/2024	1.16	0	0	1.25%	9.2%	12/31/2024	1.17	0	0	1.00%	9.5%	12/31/2024	1.18	0	0	0.75%	9.8%
12/31/2023	1.06	0	0	1.25%	13.1%	12/31/2023	1.07	0	0	1.00%	13.4%	12/31/2023	1.07	0	0	0.75%	13.7%
12/31/2022	0.94	0	0	1.25%	-19.2%	12/31/2022	0.94	0	0	1.00%	-19.0%	12/31/2022	0.94	0	0	0.75%	-18.8%
12/31/2021	1.16	0	0	1.25%	15.8%	12/31/2021	1.16	0	0	1.00%	16.0%	12/31/2021	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	3.9%	12/31/2025	$1.25	0	$0	0.25%	4.1%	12/31/2025	$1.27	0	$0	0.00%	4.4%
12/31/2024	1.19	0	0	0.50%	10.1%	12/31/2024	1.20	0	0	0.25%	10.3%	12/31/2024	1.21	0	0	0.00%	10.6%
12/31/2023	1.08	0	0	0.50%	13.9%	12/31/2023	1.09	0	0	0.25%	14.2%	12/31/2023	1.10	0	0	0.00%	14.5%
12/31/2022	0.95	0	0	0.50%	-18.6%	12/31/2022	0.95	0	0	0.25%	-18.4%	12/31/2022	0.96	0	0	0.00%	-18.2%
12/31/2021	1.17	0	0	0.50%	16.5%	12/31/2021	1.17	0	0	0.25%	16.8%	12/31/2021	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Renaissance Large Cap Growth Fund N Class - 06-FXW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,104	$63,794	3,759
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$64,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,947	22,484	$2.71
Band 100	3,151	1,138	2.77
Band 75	-	-	2.83
Band 50	-	-	2.89
Band 25	-	-	2.95
Band 0	-	-	3.01
Total	$64,098	23,622

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(641)
Net investment income (loss)			(641)

Gain (loss) on investments:
Net realized gain (loss)			220
Realized gain distributions			7,059
Net change in unrealized appreciation (depreciation)			(2,463)
Net gain (loss)			4,816

Increase (decrease) in net assets from operations			$4,175

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(641)	$(592)
Net realized gain (loss)		220	171
Realized gain distributions		7,059	5,838
Net change in unrealized appreciation (depreciation)		(2,463)	2,923

Increase (decrease) in net assets from operations		4,175	8,340

Contract owner transactions:
Proceeds from units sold		10,720	-
Cost of units redeemed		(1,585)	(1,240)
Account charges		(15)	(14)
Increase (decrease)		9,120	(1,254)
Net increase (decrease)		13,295	7,086
Net assets, beginning		50,803	43,717
Net assets, ending		$64,098	$50,803

Units sold		3,887	-
Units redeemed		(622)	(544)
Net increase (decrease)		3,265	(544)
Units outstanding, beginning		20,357	20,901
Units outstanding, ending		23,622	20,357

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$149,296
Cost of units redeemed/account charges			(138,661)
Net investment income (loss)			(4,773)
Net realized gain (loss)			15,151
Realized gain distributions			42,775
Net change in unrealized appreciation (depreciation)			310
Net assets			$64,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	22	$61	1.25%	8.7%	12/31/2025	$2.77	1	$3	1.00%	9.0%	12/31/2025	$2.83	0	$0	0.75%	9.3%
12/31/2024	2.49	19	48	1.25%	19.3%	12/31/2024	2.54	1	3	1.00%	19.6%	12/31/2024	2.59	0	0	0.75%	19.9%
12/31/2023	2.09	20	41	1.25%	23.5%	12/31/2023	2.12	1	3	1.00%	23.8%	12/31/2023	2.16	0	0	0.75%	24.1%
12/31/2022	1.69	20	34	1.25%	-18.1%	12/31/2022	1.72	24	41	1.00%	-17.9%	12/31/2022	1.74	0	0	0.75%	-17.7%
12/31/2021	2.07	37	75	1.25%	28.4%	12/31/2021	2.09	1	3	1.00%	28.7%	12/31/2021	2.11	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.89	0	$0	0.50%	9.6%	12/31/2025	$2.95	0	$0	0.25%	9.8%	12/31/2025	$3.01	0	$0	0.00%	10.1%
12/31/2024	2.64	0	0	0.50%	20.2%	12/31/2024	2.69	0	0	0.25%	20.5%	12/31/2024	2.74	0	0	0.00%	20.8%
12/31/2023	2.19	0	0	0.50%	24.4%	12/31/2023	2.23	0	0	0.25%	24.7%	12/31/2023	2.26	0	0	0.00%	25.0%
12/31/2022	1.76	0	0	0.50%	-17.5%	12/31/2022	1.79	0	0	0.25%	-17.3%	12/31/2022	1.81	0	0	0.00%	-17.0%
12/31/2021	2.14	0	0	0.50%	29.4%	12/31/2021	2.16	0	0	0.25%	29.7%	12/31/2021	2.18	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,357	$133,582	7,623
Receivables: investments sold	2,560
Payables: investments purchased	-
Net assets	$127,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$127,917	96,502	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$127,917	96,502

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,571)
Net investment income (loss)			(1,571)

Gain (loss) on investments:
Net realized gain (loss)			1,632
Realized gain distributions			12,342
Net change in unrealized appreciation (depreciation)			(3,775)
Net gain (loss)			10,199

Increase (decrease) in net assets from operations			$8,628

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,571)	$(915)
Net realized gain (loss)		1,632	2,738
Realized gain distributions		12,342	7,289
Net change in unrealized appreciation (depreciation)		(3,775)	(4,450)

Increase (decrease) in net assets from operations		8,628	4,662

Contract owner transactions:
Proceeds from units sold		50,934	166,684
Cost of units redeemed		(29,693)	(73,211)
Account charges		(85)	(2)
Increase (decrease)		21,156	93,471
Net increase (decrease)		29,784	98,133
Net assets, beginning		98,133	-
Net assets, ending		$127,917	$98,133

Units sold		38,887	140,598
Units redeemed		(22,087)	(60,896)
Net increase (decrease)		16,800	79,702
Units outstanding, beginning		79,702	-
Units outstanding, ending		96,502	79,702

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$217,618
Cost of units redeemed/account charges			(102,991)
Net investment income (loss)			(2,486)
Net realized gain (loss)			4,370
Realized gain distributions			19,631
Net change in unrealized appreciation (depreciation)			(8,225)
Net assets			$127,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	97	$128	1.25%	7.7%	12/31/2025	$1.34	0	$0	1.00%	7.9%	12/31/2025	$1.35	0	$0	0.75%	8.2%
12/31/2024	1.23	80	98	1.25%	9.4%	12/31/2024	1.24	0	0	1.00%	9.7%	12/31/2024	1.25	0	0	0.75%	9.9%
12/31/2023	1.13	0	0	1.25%	23.5%	12/31/2023	1.13	0	0	1.00%	23.8%	12/31/2023	1.14	0	0	0.75%	24.1%
12/31/2022	0.91	0	0	1.25%	-8.9%	12/31/2022	0.91	0	0	1.00%	-8.6%	12/31/2022	0.92	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	8.5%	12/31/2025	$1.38	0	$0	0.25%	8.7%	12/31/2025	$1.39	0	$0	0.00%	9.0%
12/31/2024	1.26	0	0	0.50%	10.2%	12/31/2024	1.27	0	0	0.25%	10.5%	12/31/2024	1.28	0	0	0.00%	10.8%
12/31/2023	1.14	0	0	0.50%	24.4%	12/31/2023	1.15	0	0	0.25%	24.7%	12/31/2023	1.15	0	0	0.00%	25.0%
12/31/2022	0.92	0	0	0.50%	-8.2%	12/31/2022	0.92	0	0	0.25%	-8.0%	12/31/2022	0.92	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2065 Inst Class - 06-6RV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,224	$57,483	4,135
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$63,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,229	43,626	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$63,229	43,626

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,340
Mortality & expense charges			(450)
Net investment income (loss)			890

Gain (loss) on investments:
Net realized gain (loss)			97
Realized gain distributions			19
Net change in unrealized appreciation (depreciation)			5,969
Net gain (loss)			6,085

Increase (decrease) in net assets from operations			$6,975

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$890	$157
Net realized gain (loss)		97	45
Realized gain distributions		19	105
Net change in unrealized appreciation (depreciation)		5,969	(228)

Increase (decrease) in net assets from operations		6,975	79

Contract owner transactions:
Proceeds from units sold		54,952	10,003
Cost of units redeemed		(7,622)	(482)
Account charges		(512)	(164)
Increase (decrease)		46,818	9,357
Net increase (decrease)		53,793	9,436
Net assets, beginning		9,436	-
Net assets, ending		$63,229	$9,436

Units sold		42,224	8,311
Units redeemed		(6,381)	(528)
Net increase (decrease)		35,843	7,783
Units outstanding, beginning		7,783	-
Units outstanding, ending		43,626	7,783

* Date of Fund Inception into Variable Account: 11 /16 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$64,955
Cost of units redeemed/account charges			(8,780)
Net investment income (loss)			1,047
Net realized gain (loss)			142
Realized gain distributions			124
Net change in unrealized appreciation (depreciation)			5,741
Net assets			$63,229

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	44	$63	1.25%	19.6%	12/31/2025	$1.46	0	$0	1.00%	19.9%	12/31/2025	$1.46	0	$0	0.75%	20.2%
12/31/2024	1.21	8	9	1.25%	13.7%	12/31/2024	1.22	0	0	1.00%	14.0%	12/31/2024	1.22	0	0	0.75%	14.2%
12/31/2023	1.07	0	0	1.25%	6.7%	12/31/2023	1.07	0	0	1.00%	6.7%	12/31/2023	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	20.5%	12/31/2025	$1.48	0	$0	0.25%	20.8%	12/31/2025	$1.49	0	$0	0.00%	21.1%
12/31/2024	1.22	0	0	0.50%	14.5%	12/31/2024	1.23	0	0	0.25%	14.8%	12/31/2024	1.23	0	0	0.00%	15.1%
12/31/2023	1.07	0	0	0.50%	6.7%	12/31/2023	1.07	0	0	0.25%	6.8%	12/31/2023	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	4.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO CommodPlus Strat Institutional Class - 06-6NP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,040	$34,197	4,971
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$34,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,055	31,460	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$34,055	31,460

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,355
Mortality & expense charges			(512)
Net investment income (loss)			843

Gain (loss) on investments:
Net realized gain (loss)			(984)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,470
Net gain (loss)			486

Increase (decrease) in net assets from operations			$1,329

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$843	$1,110
Net realized gain (loss)		(984)	95
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,470	(1,627)

Increase (decrease) in net assets from operations		1,329	(422)

Contract owner transactions:
Proceeds from units sold		31,073	30,888
Cost of units redeemed		(24,475)	(4,161)
Account charges		(122)	(55)
Increase (decrease)		6,476	26,672
Net increase (decrease)		7,805	26,250
Net assets, beginning		26,250	-
Net assets, ending		$34,055	$26,250

Units sold		29,016	29,898
Units redeemed		(23,093)	(4,361)
Net increase (decrease)		5,923	25,537
Units outstanding, beginning		25,537	-
Units outstanding, ending		31,460	25,537

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,961
Cost of units redeemed/account charges			(28,813)
Net investment income (loss)			1,953
Net realized gain (loss)			(889)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(157)
Net assets			$34,055

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	31	$34	1.25%	5.3%	12/31/2025	$1.09	0	$0	1.00%	5.6%	12/31/2025	$1.10	0	$0	0.75%	5.8%
12/31/2024	1.03	26	26	1.25%	7.1%	12/31/2024	1.03	0	0	1.00%	7.4%	12/31/2024	1.04	0	0	0.75%	7.7%
12/31/2023	0.96	0	0	1.25%	-4.0%	12/31/2023	0.96	0	0	1.00%	-3.9%	12/31/2023	0.96	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	6.1%	12/31/2025	$1.11	0	$0	0.25%	6.4%	12/31/2025	$1.12	0	$0	0.00%	6.6%
12/31/2024	1.04	0	0	0.50%	7.9%	12/31/2024	1.04	0	0	0.25%	8.2%	12/31/2024	1.05	0	0	0.00%	8.5%
12/31/2023	0.96	0	0	0.50%	-3.7%	12/31/2023	0.96	0	0	0.25%	-3.6%	12/31/2023	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	9.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Admin Class - 06-760

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$657,465	$660,061	80,517
Receivables: investments sold	1,171
Payables: investments purchased	-
Net assets	$658,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$658,636	211,861	$3.11
Band 100	-	-	3.29
Band 75	-	-	3.47
Band 50	-	-	3.67
Band 25	-	-	3.88
Band 0	-	-	4.17
Total	$658,636	211,861

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,469
Mortality & expense charges			(9,655)
Net investment income (loss)			36,814

Gain (loss) on investments:
Net realized gain (loss)			(8,585)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,365
Net gain (loss)			15,780

Increase (decrease) in net assets from operations			$52,594

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,814	$39,349
Net realized gain (loss)		(8,585)	(7,550)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,365	11,190

Increase (decrease) in net assets from operations		52,594	42,989

Contract owner transactions:
Proceeds from units sold		124,338	152,112
Cost of units redeemed		(364,816)	(178,839)
Account charges		(72)	(152)
Increase (decrease)		(240,550)	(26,879)
Net increase (decrease)		(187,956)	16,110
Net assets, beginning		846,592	830,482
Net assets, ending		$658,636	$846,592

Units sold		42,308	53,420
Units redeemed		(121,784)	(62,707)
Net increase (decrease)		(79,476)	(9,287)
Units outstanding, beginning		291,337	300,624
Units outstanding, ending		211,861	291,337

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,625,892
Cost of units redeemed/account charges			(22,945,983)
Net investment income (loss)			3,680,556
Net realized gain (loss)			(935,424)
Realized gain distributions			236,191
Net change in unrealized appreciation (depreciation)			(2,596)
Net assets			$658,636

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.11	212	$659	1.25%	7.0%	12/31/2025	$3.29	0	$0	1.00%	7.3%	12/31/2025	$3.47	0	$0	0.75%	7.5%
12/31/2024	2.91	291	847	1.25%	5.2%	12/31/2024	3.06	0	0	1.00%	5.5%	12/31/2024	3.23	0	0	0.75%	5.7%
12/31/2023	2.76	301	830	1.25%	11.1%	12/31/2023	2.91	0	0	1.00%	11.4%	12/31/2023	3.06	0	0	0.75%	11.7%
12/31/2022	2.49	312	777	1.25%	-12.1%	12/31/2022	2.61	0	0	1.00%	-11.9%	12/31/2022	2.74	0	0	0.75%	-11.7%
12/31/2021	2.83	604	1,709	1.25%	2.5%	12/31/2021	2.96	0	0	1.00%	2.8%	12/31/2021	3.10	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	0	$0	0.50%	7.8%	12/31/2025	$3.88	0	$0	0.25%	8.1%	12/31/2025	$4.17	0	$0	0.00%	8.3%
12/31/2024	3.41	0	0	0.50%	6.0%	12/31/2024	3.59	0	0	0.25%	6.3%	12/31/2024	3.85	0	0	0.00%	6.5%
12/31/2023	3.22	0	0	0.50%	11.9%	12/31/2023	3.38	0	0	0.25%	12.2%	12/31/2023	3.62	0	0	0.00%	12.5%
12/31/2022	2.87	0	0	0.50%	-11.5%	12/31/2022	3.01	0	0	0.25%	-11.2%	12/31/2022	3.22	0	0	0.00%	-11.0%
12/31/2021	3.24	0	0	0.50%	3.3%	12/31/2021	3.40	0	0	0.25%	3.5%	12/31/2021	3.61	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.2%
2024	6.0%
2023	5.7%
2022	4.5%
2021	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund R Class - 06-705

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$854,319	$896,286	104,459
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$854,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$581,609	228,332	$2.55
Band 100	129,792	48,198	2.69
Band 75	-	-	2.85
Band 50	143,082	47,539	3.01
Band 25	-	-	3.18
Band 0	-	-	3.37
Total	$854,483	324,069

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$47,834
Mortality & expense charges			(9,237)
Net investment income (loss)			38,597

Gain (loss) on investments:
Net realized gain (loss)			(5,256)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,221
Net gain (loss)			16,965

Increase (decrease) in net assets from operations			$55,562

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,597	$40,038
Net realized gain (loss)		(5,256)	(19,563)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,221	23,634

Increase (decrease) in net assets from operations		55,562	44,109

Contract owner transactions:
Proceeds from units sold		48,355	70,347
Cost of units redeemed		(81,199)	(229,496)
Account charges		(192)	(206)
Increase (decrease)		(33,036)	(159,355)
Net increase (decrease)		22,526	(115,246)
Net assets, beginning		831,957	947,203
Net assets, ending		$854,483	$831,957

Units sold		19,052	34,004
Units redeemed		(32,590)	(100,556)
Net increase (decrease)		(13,538)	(66,552)
Units outstanding, beginning		337,607	404,159
Units outstanding, ending		324,069	337,607

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,001,106
Cost of units redeemed/account charges			(9,605,912)
Net investment income (loss)			1,553,163
Net realized gain (loss)			(200,069)
Realized gain distributions			148,162
Net change in unrealized appreciation (depreciation)			(41,967)
Net assets			$854,483

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	228	$582	1.25%	6.6%	12/31/2025	$2.69	48	$130	1.00%	6.9%	12/31/2025	$2.85	0	$0	0.75%	7.1%
12/31/2024	2.39	247	591	1.25%	4.8%	12/31/2024	2.52	42	106	1.00%	5.1%	12/31/2024	2.66	0	0	0.75%	5.4%
12/31/2023	2.28	305	695	1.25%	10.7%	12/31/2023	2.40	43	104	1.00%	11.0%	12/31/2023	2.52	0	0	0.75%	11.3%
12/31/2022	2.06	334	688	1.25%	-12.4%	12/31/2022	2.16	63	136	1.00%	-12.2%	12/31/2022	2.27	0	0	0.75%	-12.0%
12/31/2021	2.35	371	872	1.25%	2.1%	12/31/2021	2.46	83	204	1.00%	2.4%	12/31/2021	2.58	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.01	48	$143	0.50%	7.4%	12/31/2025	$3.18	0	$0	0.25%	7.7%	12/31/2025	$3.37	0	$0	0.00%	7.9%
12/31/2024	2.80	48	135	0.50%	5.6%	12/31/2024	2.95	0	0	0.25%	5.9%	12/31/2024	3.12	0	0	0.00%	6.1%
12/31/2023	2.65	56	148	0.50%	11.6%	12/31/2023	2.79	0	0	0.25%	11.8%	12/31/2023	2.94	0	0	0.00%	12.1%
12/31/2022	2.38	115	272	0.50%	-11.8%	12/31/2022	2.50	0	0	0.25%	-11.6%	12/31/2022	2.62	0	0	0.00%	-11.3%
12/31/2021	2.70	104	281	0.50%	2.9%	12/31/2021	2.82	0	0	0.25%	3.2%	12/31/2021	2.95	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.7%
2024	5.6%
2023	5.1%
2022	4.4%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund R Class - 06-769

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,813	$146,855	13,607
Receivables: investments sold	735
Payables: investments purchased	-
Net assets	$149,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,548	98,504	$1.52
Band 100	-	-	1.57
Band 75	-	-	1.62
Band 50	-	-	1.68
Band 25	-	-	1.73
Band 0	-	-	1.79
Total	$149,548	98,504

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,661
Mortality & expense charges			(1,974)
Net investment income (loss)			6,687

Gain (loss) on investments:
Net realized gain (loss)			(1,159)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,633
Net gain (loss)			6,474

Increase (decrease) in net assets from operations			$13,161

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,687	$7,990
Net realized gain (loss)		(1,159)	(2,228)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,633	449

Increase (decrease) in net assets from operations		13,161	6,211

Contract owner transactions:
Proceeds from units sold		19,864	28,613
Cost of units redeemed		(55,974)	(57,537)
Account charges		(107)	(191)
Increase (decrease)		(36,217)	(29,115)
Net increase (decrease)		(23,056)	(22,904)
Net assets, beginning		172,604	195,508
Net assets, ending		$149,548	$172,604

Units sold		13,638	25,558
Units redeemed		(39,045)	(46,825)
Net increase (decrease)		(25,407)	(21,267)
Units outstanding, beginning		123,911	145,178
Units outstanding, ending		98,504	123,911

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,347,844
Cost of units redeemed/account charges			(6,448,195)
Net investment income (loss)			312,622
Net realized gain (loss)			(67,664)
Realized gain distributions			2,983
Net change in unrealized appreciation (depreciation)			1,958
Net assets			$149,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	99	$150	1.25%	9.0%	12/31/2025	$1.57	0	$0	1.00%	9.3%	12/31/2025	$1.62	0	$0	0.75%	9.5%
12/31/2024	1.39	124	173	1.25%	3.4%	12/31/2024	1.44	0	0	1.00%	3.7%	12/31/2024	1.48	0	0	0.75%	4.0%
12/31/2023	1.35	145	196	1.25%	7.3%	12/31/2023	1.38	0	0	1.00%	7.6%	12/31/2023	1.42	0	0	0.75%	7.8%
12/31/2022	1.26	228	287	1.25%	-9.6%	12/31/2022	1.29	0	0	1.00%	-9.3%	12/31/2022	1.32	0	0	0.75%	-9.1%
12/31/2021	1.39	208	288	1.25%	0.7%	12/31/2021	1.42	0	0	1.00%	0.9%	12/31/2021	1.45	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	9.8%	12/31/2025	$1.73	0	$0	0.25%	10.1%	12/31/2025	$1.79	0	$0	0.00%	10.4%
12/31/2024	1.53	0	0	0.50%	4.2%	12/31/2024	1.57	0	0	0.25%	4.5%	12/31/2024	1.62	0	0	0.00%	4.7%
12/31/2023	1.46	0	0	0.50%	8.1%	12/31/2023	1.51	0	0	0.25%	8.4%	12/31/2023	1.55	0	0	0.00%	8.6%
12/31/2022	1.35	0	0	0.50%	-8.9%	12/31/2022	1.39	0	0	0.25%	-8.7%	12/31/2022	1.42	0	0	0.00%	-8.4%
12/31/2021	1.49	0	0	0.50%	1.4%	12/31/2021	1.52	0	0	0.25%	1.7%	12/31/2021	1.56	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	5.6%
2023	5.8%
2022	5.6%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Admin Class - 06-768

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,294,730	$1,280,071	118,407
Receivables: investments sold	6,571
Payables: investments purchased	-
Net assets	$1,301,301

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,301,301	813,623	$1.60
Band 100	-	-	1.65
Band 75	-	-	1.71
Band 50	-	-	1.76
Band 25	-	-	1.82
Band 0	-	-	1.88
Total	$1,301,301	813,623

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$81,653
Mortality & expense charges			(17,333)
Net investment income (loss)			64,320

Gain (loss) on investments:
Net realized gain (loss)			(10,654)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72,538
Net gain (loss)			61,884

Increase (decrease) in net assets from operations			$126,204

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64,320	$62,668
Net realized gain (loss)		(10,654)	(55,639)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		72,538	42,037

Increase (decrease) in net assets from operations		126,204	49,066

Contract owner transactions:
Proceeds from units sold		320,864	733,910
Cost of units redeemed		(599,598)	(655,584)
Account charges		(223)	(669)
Increase (decrease)		(278,957)	77,657
Net increase (decrease)		(152,753)	126,723
Net assets, beginning		1,454,054	1,327,331
Net assets, ending		$1,301,301	$1,454,054

Units sold		212,243	511,460
Units redeemed		(393,455)	(459,738)
Net increase (decrease)		(181,212)	51,722
Units outstanding, beginning		994,835	943,113
Units outstanding, ending		813,623	994,835

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$56,570,645
Cost of units redeemed/account charges			(59,406,248)
Net investment income (loss)			4,220,464
Net realized gain (loss)			(106,443)
Realized gain distributions			8,224
Net change in unrealized appreciation (depreciation)			14,659
Net assets			$1,301,301

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	814	$1,301	1.25%	9.4%	12/31/2025	$1.65	0	$0	1.00%	9.7%	12/31/2025	$1.71	0	$0	0.75%	10.0%
12/31/2024	1.46	995	1,454	1.25%	3.9%	12/31/2024	1.51	0	0	1.00%	4.1%	12/31/2024	1.55	0	0	0.75%	4.4%
12/31/2023	1.41	943	1,327	1.25%	7.7%	12/31/2023	1.45	0	0	1.00%	8.0%	12/31/2023	1.49	0	0	0.75%	8.3%
12/31/2022	1.31	1,097	1,434	1.25%	-9.2%	12/31/2022	1.34	0	0	1.00%	-9.0%	12/31/2022	1.37	0	0	0.75%	-8.7%
12/31/2021	1.44	2,090	3,007	1.25%	1.1%	12/31/2021	1.47	0	0	1.00%	1.3%	12/31/2021	1.51	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	10.3%	12/31/2025	$1.82	0	$0	0.25%	10.5%	12/31/2025	$1.88	0	$0	0.00%	10.8%
12/31/2024	1.60	0	0	0.50%	4.6%	12/31/2024	1.65	0	0	0.25%	4.9%	12/31/2024	1.70	0	0	0.00%	5.2%
12/31/2023	1.53	0	0	0.50%	8.5%	12/31/2023	1.57	0	0	0.25%	8.8%	12/31/2023	1.62	0	0	0.00%	9.1%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.45	0	0	0.25%	-8.3%	12/31/2022	1.48	0	0	0.00%	-8.1%
12/31/2021	1.54	0	0	0.50%	1.8%	12/31/2021	1.58	0	0	0.25%	2.1%	12/31/2021	1.61	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.9%
2024	5.7%
2023	6.0%
2022	4.4%
2021	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Admin Class - 06-707

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,722	$255,503	24,627
Receivables: investments sold	2,665
Payables: investments purchased	-
Net assets	$255,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,550	149,582	$1.29
Band 100	-	-	1.34
Band 75	-	-	1.39
Band 50	-	-	1.45
Band 25	-	-	1.50
Band 0	62,837	40,166	1.56
Total	$255,387	189,748

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,184
Mortality & expense charges			(4,179)
Net investment income (loss)			10,005

Gain (loss) on investments:
Net realized gain (loss)			(9,426)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,760
Net gain (loss)			18,334

Increase (decrease) in net assets from operations			$28,339

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,005	$7,711
Net realized gain (loss)		(9,426)	(58,537)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		27,760	54,939

Increase (decrease) in net assets from operations		28,339	4,113

Contract owner transactions:
Proceeds from units sold		89,514	91,197
Cost of units redeemed		(312,522)	(446,945)
Account charges		(41)	(582)
Increase (decrease)		(223,049)	(356,330)
Net increase (decrease)		(194,710)	(352,217)
Net assets, beginning		450,097	802,314
Net assets, ending		$255,387	$450,097

Units sold		69,745	75,212
Units redeemed		(246,919)	(374,809)
Net increase (decrease)		(177,174)	(299,597)
Units outstanding, beginning		366,922	666,519
Units outstanding, ending		189,748	366,922

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,878,238
Cost of units redeemed/account charges			(24,585,137)
Net investment income (loss)			578,003
Net realized gain (loss)			(729,982)
Realized gain distributions			117,046
Net change in unrealized appreciation (depreciation)			(2,781)
Net assets			$255,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	150	$193	1.25%	6.6%	12/31/2025	$1.34	0	$0	1.00%	6.9%	12/31/2025	$1.39	0	$0	0.75%	7.1%
12/31/2024	1.21	338	408	1.25%	1.1%	12/31/2024	1.25	0	0	1.00%	1.3%	12/31/2024	1.30	0	0	0.75%	1.6%
12/31/2023	1.20	641	766	1.25%	2.2%	12/31/2023	1.24	0	0	1.00%	2.5%	12/31/2023	1.28	0	0	0.75%	2.7%
12/31/2022	1.17	701	820	1.25%	-13.2%	12/31/2022	1.21	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.8%
12/31/2021	1.35	2,317	3,121	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.43	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	7.4%	12/31/2025	$1.50	0	$0	0.25%	7.7%	12/31/2025	$1.56	40	$63	0.00%	7.9%
12/31/2024	1.35	0	0	0.50%	1.8%	12/31/2024	1.40	0	0	0.25%	2.1%	12/31/2024	1.45	29	42	0.00%	2.3%
12/31/2023	1.32	0	0	0.50%	3.0%	12/31/2023	1.37	0	0	0.25%	3.2%	12/31/2023	1.42	26	37	0.00%	3.5%
12/31/2022	1.29	0	0	0.50%	-12.5%	12/31/2022	1.33	0	0	0.25%	-12.3%	12/31/2022	1.37	23	31	0.00%	-12.1%
12/31/2021	1.47	0	0	0.50%	4.9%	12/31/2021	1.51	0	0	0.25%	5.2%	12/31/2021	1.56	21	32	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	2.1%
2023	3.0%
2022	8.1%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund R Class - 06-708

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,204	$50,482	4,844
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$50,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,240	41,562	$1.21
Band 100	-	-	1.26
Band 75	-	-	1.31
Band 50	-	-	1.36
Band 25	-	-	1.41
Band 0	-	-	1.47
Total	$50,240	41,562

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,553
Mortality & expense charges			(1,377)
Net investment income (loss)			2,176

Gain (loss) on investments:
Net realized gain (loss)			(6,318)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,809
Net gain (loss)			5,491

Increase (decrease) in net assets from operations			$7,667

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,176	$1,601
Net realized gain (loss)		(6,318)	(2,584)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,809	1,852

Increase (decrease) in net assets from operations		7,667	869

Contract owner transactions:
Proceeds from units sold		13,461	48,523
Cost of units redeemed		(124,665)	(28,011)
Account charges		(67)	(137)
Increase (decrease)		(111,271)	20,375
Net increase (decrease)		(103,604)	21,244
Net assets, beginning		153,844	132,600
Net assets, ending		$50,240	$153,844

Units sold		11,527	42,298
Units redeemed		(105,073)	(24,397)
Net increase (decrease)		(93,546)	17,901
Units outstanding, beginning		135,108	117,207
Units outstanding, ending		41,562	135,108

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,058,319
Cost of units redeemed/account charges			(9,897,218)
Net investment income (loss)			95,902
Net realized gain (loss)			(242,514)
Realized gain distributions			36,029
Net change in unrealized appreciation (depreciation)			(278)
Net assets			$50,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	42	$50	1.25%	6.2%	12/31/2025	$1.26	0	$0	1.00%	6.4%	12/31/2025	$1.31	0	$0	0.75%	6.7%
12/31/2024	1.14	135	154	1.25%	0.6%	12/31/2024	1.18	0	0	1.00%	0.9%	12/31/2024	1.22	0	0	0.75%	1.2%
12/31/2023	1.13	117	133	1.25%	1.8%	12/31/2023	1.17	0	0	1.00%	2.0%	12/31/2023	1.21	0	0	0.75%	2.3%
12/31/2022	1.11	256	285	1.25%	-13.5%	12/31/2022	1.15	0	0	1.00%	-13.3%	12/31/2022	1.18	0	0	0.75%	-13.1%
12/31/2021	1.29	521	669	1.25%	3.7%	12/31/2021	1.32	0	0	1.00%	4.0%	12/31/2021	1.36	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	7.0%	12/31/2025	$1.41	0	$0	0.25%	7.2%	12/31/2025	$1.47	0	$0	0.00%	7.5%
12/31/2024	1.27	0	0	0.50%	1.4%	12/31/2024	1.32	0	0	0.25%	1.7%	12/31/2024	1.37	0	0	0.00%	1.9%
12/31/2023	1.25	0	0	0.50%	2.6%	12/31/2023	1.30	0	0	0.25%	2.8%	12/31/2023	1.34	0	0	0.00%	3.1%
12/31/2022	1.22	0	0	0.50%	-12.9%	12/31/2022	1.26	0	0	0.25%	-12.7%	12/31/2022	1.30	0	0	0.00%	-12.4%
12/31/2021	1.40	0	0	0.50%	4.5%	12/31/2021	1.44	0	0	0.25%	4.7%	12/31/2021	1.49	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	2.3%
2023	1.6%
2022	5.1%
2021	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Admin Class - 06-291

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,530,635	$2,685,934	286,827
Receivables: investments sold	10,660
Payables: investments purchased	-
Net assets	$2,541,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,541,295	1,558,309	$1.63
Band 100	-	-	1.71
Band 75	-	-	1.79
Band 50	-	-	1.88
Band 25	-	-	1.96
Band 0	-	-	2.06
Total	$2,541,295	1,558,309

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$106,922
Mortality & expense charges			(31,042)
Net investment income (loss)			75,880

Gain (loss) on investments:
Net realized gain (loss)			(39,629)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			147,901
Net gain (loss)			108,272

Increase (decrease) in net assets from operations			$184,152

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,880	$71,692
Net realized gain (loss)		(39,629)	(87,269)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		147,901	37,894

Increase (decrease) in net assets from operations		184,152	22,317

Contract owner transactions:
Proceeds from units sold		495,984	400,500
Cost of units redeemed		(426,253)	(589,842)
Account charges		(588)	(672)
Increase (decrease)		69,143	(190,014)
Net increase (decrease)		253,295	(167,697)
Net assets, beginning		2,288,000	2,455,697
Net assets, ending		$2,541,295	$2,288,000

Units sold		318,564	306,820
Units redeemed		(271,730)	(435,028)
Net increase (decrease)		46,834	(128,208)
Units outstanding, beginning		1,511,475	1,639,683
Units outstanding, ending		1,558,309	1,511,475

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$191,532,572
Cost of units redeemed/account charges			(199,632,602)
Net investment income (loss)			8,351,063
Net realized gain (loss)			(3,814,350)
Realized gain distributions			6,259,911
Net change in unrealized appreciation (depreciation)			(155,299)
Net assets			$2,541,295

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	1,558	$2,541	1.25%	7.7%	12/31/2025	$1.71	0	$0	1.00%	8.0%	12/31/2025	$1.79	0	$0	0.75%	8.3%
12/31/2024	1.51	1,511	2,288	1.25%	1.1%	12/31/2024	1.58	0	0	1.00%	1.3%	12/31/2024	1.65	0	0	0.75%	1.6%
12/31/2023	1.50	1,640	2,456	1.25%	4.7%	12/31/2023	1.56	0	0	1.00%	5.0%	12/31/2023	1.63	0	0	0.75%	5.3%
12/31/2022	1.43	1,526	2,182	1.25%	-15.4%	12/31/2022	1.49	0	0	1.00%	-15.2%	12/31/2022	1.55	0	0	0.75%	-15.0%
12/31/2021	1.69	3,095	5,231	1.25%	-2.3%	12/31/2021	1.75	0	0	1.00%	-2.1%	12/31/2021	1.82	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	8.5%	12/31/2025	$1.96	0	$0	0.25%	8.8%	12/31/2025	$2.06	0	$0	0.00%	9.1%
12/31/2024	1.73	0	0	0.50%	1.8%	12/31/2024	1.81	0	0	0.25%	2.1%	12/31/2024	1.89	0	0	0.00%	2.4%
12/31/2023	1.70	0	0	0.50%	5.5%	12/31/2023	1.77	0	0	0.25%	5.8%	12/31/2023	1.84	0	0	0.00%	6.0%
12/31/2022	1.61	0	0	0.50%	-14.7%	12/31/2022	1.67	0	0	0.25%	-14.5%	12/31/2022	1.74	0	0	0.00%	-14.3%
12/31/2021	1.89	0	0	0.50%	-1.6%	12/31/2021	1.96	0	0	0.25%	-1.3%	12/31/2021	2.03	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.3%
2023	3.7%
2022	3.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund R Class - 06-680

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,637,164	$1,771,738	185,642
Receivables: investments sold	7,629
Payables: investments purchased	-
Net assets	$1,644,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,464,374	896,034	$1.63
Band 100	180,419	104,425	1.73
Band 75	-	-	1.83
Band 50	-	-	1.93
Band 25	-	-	2.04
Band 0	-	-	2.16
Total	$1,644,793	1,000,459

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$69,814
Mortality & expense charges			(21,502)
Net investment income (loss)			48,312

Gain (loss) on investments:
Net realized gain (loss)			(65,158)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			142,252
Net gain (loss)			77,094

Increase (decrease) in net assets from operations			$125,406

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,312	$49,753
Net realized gain (loss)		(65,158)	(129,204)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		142,252	87,744

Increase (decrease) in net assets from operations		125,406	8,293

Contract owner transactions:
Proceeds from units sold		345,403	158,086
Cost of units redeemed		(540,650)	(734,522)
Account charges		(1,398)	(1,465)
Increase (decrease)		(196,645)	(577,901)
Net increase (decrease)		(71,239)	(569,608)
Net assets, beginning		1,716,032	2,285,640
Net assets, ending		$1,644,793	$1,716,032

Units sold		220,277	115,738
Units redeemed		(340,361)	(500,420)
Net increase (decrease)		(120,084)	(384,682)
Units outstanding, beginning		1,120,543	1,505,225
Units outstanding, ending		1,000,459	1,120,543

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$114,952,954
Cost of units redeemed/account charges			(118,606,517)
Net investment income (loss)			4,068,453
Net realized gain (loss)			(2,111,440)
Realized gain distributions			3,475,917
Net change in unrealized appreciation (depreciation)			(134,574)
Net assets			$1,644,793

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	896	$1,464	1.25%	7.4%	12/31/2025	$1.73	104	$180	1.00%	7.6%	12/31/2025	$1.83	0	$0	0.75%	7.9%
12/31/2024	1.52	995	1,515	1.25%	0.7%	12/31/2024	1.61	125	201	1.00%	1.0%	12/31/2024	1.69	0	0	0.75%	1.2%
12/31/2023	1.51	1,364	2,061	1.25%	4.4%	12/31/2023	1.59	141	225	1.00%	4.6%	12/31/2023	1.67	0	0	0.75%	4.9%
12/31/2022	1.45	1,755	2,541	1.25%	-15.7%	12/31/2022	1.52	180	273	1.00%	-15.5%	12/31/2022	1.59	0	0	0.75%	-15.2%
12/31/2021	1.72	2,132	3,659	1.25%	-2.7%	12/31/2021	1.80	253	455	1.00%	-2.4%	12/31/2021	1.88	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	8.2%	12/31/2025	$2.04	0	$0	0.25%	8.4%	12/31/2025	$2.16	0	$0	0.00%	8.7%
12/31/2024	1.79	0	0	0.50%	1.5%	12/31/2024	1.88	0	0	0.25%	1.7%	12/31/2024	1.99	0	0	0.00%	2.0%
12/31/2023	1.76	0	0	0.50%	5.2%	12/31/2023	1.85	0	0	0.25%	5.4%	12/31/2023	1.95	0	0	0.00%	5.7%
12/31/2022	1.67	0	0	0.50%	-15.0%	12/31/2022	1.75	0	0	0.25%	-14.8%	12/31/2022	1.84	0	0	0.00%	-14.6%
12/31/2021	1.97	0	0	0.50%	-1.9%	12/31/2021	2.06	0	0	0.25%	-1.7%	12/31/2021	2.16	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.6%
2023	3.3%
2022	3.2%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,369	$111,339	7,915
Receivables: investments sold	339
Payables: investments purchased	-
Net assets	$120,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,708	91,941	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$120,708	91,941

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$967
Mortality & expense charges			(1,440)
Net investment income (loss)			(473)

Gain (loss) on investments:
Net realized gain (loss)			8,876
Realized gain distributions			3,005
Net change in unrealized appreciation (depreciation)			(11,894)
Net gain (loss)			(13)

Increase (decrease) in net assets from operations			$(486)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(473)	$(1,959)
Net realized gain (loss)		8,876	1,427
Realized gain distributions		3,005	4,765
Net change in unrealized appreciation (depreciation)		(11,894)	4,869

Increase (decrease) in net assets from operations		(486)	9,102

Contract owner transactions:
Proceeds from units sold		8,032	10,246
Cost of units redeemed		(14,888)	(72,513)
Account charges		(7)	(50)
Increase (decrease)		(6,863)	(62,317)
Net increase (decrease)		(7,349)	(53,215)
Net assets, beginning		128,057	181,272
Net assets, ending		$120,708	$128,057

Units sold		6,399	8,164
Units redeemed		(12,191)	(55,348)
Net increase (decrease)		(5,792)	(47,184)
Units outstanding, beginning		97,733	144,917
Units outstanding, ending		91,941	97,733

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,286,531
Cost of units redeemed/account charges			(3,534,343)
Net investment income (loss)			92,204
Net realized gain (loss)			(431,101)
Realized gain distributions			698,387
Net change in unrealized appreciation (depreciation)			9,030
Net assets			$120,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	92	$121	1.25%	0.2%	12/31/2025	$1.34	0	$0	1.00%	0.4%	12/31/2025	$1.37	0	$0	0.75%	0.7%
12/31/2024	1.31	98	128	1.25%	4.7%	12/31/2024	1.34	0	0	1.00%	5.0%	12/31/2024	1.36	0	0	0.75%	5.3%
12/31/2023	1.25	145	181	1.25%	22.0%	12/31/2023	1.27	0	0	1.00%	22.3%	12/31/2023	1.30	0	0	0.75%	22.6%
12/31/2022	1.03	2	2	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.06	0	0	0.75%	-16.5%
12/31/2021	1.23	2	2	1.25%	23.2%	12/31/2021	1.25	0	0	1.00%	23.5%	12/31/2021	1.27	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	0.50%	1.0%	12/31/2025	$1.44	0	$0	0.25%	1.2%	12/31/2025	$1.47	0	$0	0.00%	1.5%
12/31/2024	1.39	0	0	0.50%	5.5%	12/31/2024	1.42	0	0	0.25%	5.8%	12/31/2024	1.45	0	0	0.00%	6.1%
12/31/2023	1.32	0	0	0.50%	22.9%	12/31/2023	1.34	0	0	0.25%	23.2%	12/31/2023	1.37	0	0	0.00%	23.6%
12/31/2022	1.07	0	0	0.50%	-16.3%	12/31/2022	1.09	0	0	0.25%	-16.1%	12/31/2022	1.11	0	0	0.00%	-15.9%
12/31/2021	1.28	0	0	0.50%	24.1%	12/31/2021	1.30	0	0	0.25%	24.4%	12/31/2021	1.32	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.3%
2023	3.7%
2022	0.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,717
Cost of units redeemed/account charges			(1,671)
Net investment income (loss)			26
Net realized gain (loss)			(85)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	1.25%	6.9%	12/31/2025	$1.19	0	$0	1.00%	7.2%	12/31/2025	$1.22	0	$0	0.75%	7.4%
12/31/2024	1.09	0	0	1.25%	1.7%	12/31/2024	1.11	0	0	1.00%	2.0%	12/31/2024	1.14	0	0	0.75%	2.2%
12/31/2023	1.07	0	0	1.25%	6.8%	12/31/2023	1.09	0	0	1.00%	7.0%	12/31/2023	1.11	0	0	0.75%	7.3%
12/31/2022	1.00	0	0	1.25%	-17.1%	12/31/2022	1.02	0	0	1.00%	-16.9%	12/31/2022	1.04	0	0	0.75%	-16.7%
12/31/2021	1.21	1	2	1.25%	-2.5%	12/31/2021	1.23	0	0	1.00%	-2.3%	12/31/2021	1.24	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	7.7%	12/31/2025	$1.28	0	$0	0.25%	8.0%	12/31/2025	$1.31	0	$0	0.00%	8.3%
12/31/2024	1.16	0	0	0.50%	2.5%	12/31/2024	1.19	0	0	0.25%	2.8%	12/31/2024	1.21	0	0	0.00%	3.0%
12/31/2023	1.13	0	0	0.50%	7.6%	12/31/2023	1.15	0	0	0.25%	7.8%	12/31/2023	1.18	0	0	0.00%	8.1%
12/31/2022	1.05	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.2%	12/31/2022	1.09	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	-1.8%	12/31/2021	1.28	0	0	0.25%	-1.5%	12/31/2021	1.30	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.4%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Institutional Class - 06-FCJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,740,965	$1,697,198	213,821
Receivables: investments sold	8,096
Payables: investments purchased	-
Net assets	$1,749,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,749,061	1,266,619	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$1,749,061	1,266,619

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$104,698
Mortality & expense charges			(20,909)
Net investment income (loss)			83,789

Gain (loss) on investments:
Net realized gain (loss)			2,451
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,134
Net gain (loss)			33,585

Increase (decrease) in net assets from operations			$117,374

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$83,789	$74,623
Net realized gain (loss)		2,451	324
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,134	11,915

Increase (decrease) in net assets from operations		117,374	86,862

Contract owner transactions:
Proceeds from units sold		172,407	460,267
Cost of units redeemed		(185,551)	(173,690)
Account charges		(845)	(171)
Increase (decrease)		(13,989)	286,406
Net increase (decrease)		103,385	373,268
Net assets, beginning		1,645,676	1,272,408
Net assets, ending		$1,749,061	$1,645,676

Units sold		130,765	374,290
Units redeemed		(142,314)	(138,275)
Net increase (decrease)		(11,549)	236,015
Units outstanding, beginning		1,278,168	1,042,153
Units outstanding, ending		1,266,619	1,278,168

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,026,611
Cost of units redeemed/account charges			(1,574,209)
Net investment income (loss)			279,787
Net realized gain (loss)			(37,429)
Realized gain distributions			10,534
Net change in unrealized appreciation (depreciation)			43,767
Net assets			$1,749,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	1,267	$1,749	1.25%	7.3%	12/31/2025	$1.41	0	$0	1.00%	7.5%	12/31/2025	$1.44	0	$0	0.75%	7.8%
12/31/2024	1.29	1,278	1,646	1.25%	5.5%	12/31/2024	1.31	0	0	1.00%	5.7%	12/31/2024	1.34	0	0	0.75%	6.0%
12/31/2023	1.22	1,042	1,272	1.25%	11.4%	12/31/2023	1.24	0	0	1.00%	11.7%	12/31/2023	1.26	0	0	0.75%	11.9%
12/31/2022	1.10	507	556	1.25%	-11.9%	12/31/2022	1.11	0	0	1.00%	-11.7%	12/31/2022	1.13	0	0	0.75%	-11.5%
12/31/2021	1.24	522	649	1.25%	2.8%	12/31/2021	1.26	0	0	1.00%	3.0%	12/31/2021	1.28	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	8.1%	12/31/2025	$1.51	0	$0	0.25%	8.3%	12/31/2025	$1.55	0	$0	0.00%	8.6%
12/31/2024	1.37	0	0	0.50%	6.3%	12/31/2024	1.40	0	0	0.25%	6.5%	12/31/2024	1.42	0	0	0.00%	6.8%
12/31/2023	1.29	0	0	0.50%	12.2%	12/31/2023	1.31	0	0	0.25%	12.5%	12/31/2023	1.33	0	0	0.00%	12.8%
12/31/2022	1.15	0	0	0.50%	-11.2%	12/31/2022	1.16	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.29	0	0	0.50%	3.5%	12/31/2021	1.31	0	0	0.25%	3.8%	12/31/2021	1.33	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.2%
2024	6.4%
2023	6.9%
2022	4.8%
2021	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Institutional Class - 06-FCK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,086,763	$18,502,533	1,731,266
Receivables: investments sold	-
Payables: investments purchased	(60,278)
Net assets	$19,026,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,991,293	13,972,559	$1.36
Band 100	-	-	1.39
Band 75	35,192	24,745	1.42
Band 50	-	-	1.45
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$19,026,485	13,997,304

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,535,572
Mortality & expense charges			(312,274)
Net investment income (loss)			1,223,298

Gain (loss) on investments:
Net realized gain (loss)			220,951
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			863,779
Net gain (loss)			1,084,730

Increase (decrease) in net assets from operations			$2,308,028

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,223,298	$831,184
Net realized gain (loss)		220,951	(166,241)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		863,779	9,178

Increase (decrease) in net assets from operations		2,308,028	674,121

Contract owner transactions:
Proceeds from units sold		8,393,011	21,760,337
Cost of units redeemed		(16,986,372)	(6,135,415)
Account charges		(52,761)	(31,483)
Increase (decrease)		(8,646,122)	15,593,439
Net increase (decrease)		(6,338,094)	16,267,560
Net assets, beginning		25,364,579	9,097,019
Net assets, ending		$19,026,485	$25,364,579

Units sold		6,542,027	18,355,566
Units redeemed		(13,015,574)	(5,527,506)
Net increase (decrease)		(6,473,547)	12,828,060
Units outstanding, beginning		20,470,851	7,642,791
Units outstanding, ending		13,997,304	20,470,851

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$59,218,333
Cost of units redeemed/account charges			(44,002,277)
Net investment income (loss)			3,940,928
Net realized gain (loss)			(714,729)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			584,230
Net assets			$19,026,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	13,973	$18,991	1.25%	9.7%	12/31/2025	$1.39	0	$0	1.00%	10.0%	12/31/2025	$1.42	25	$35	0.75%	10.3%
12/31/2024	1.24	20,445	25,331	1.25%	4.1%	12/31/2024	1.26	0	0	1.00%	4.4%	12/31/2024	1.29	26	33	0.75%	4.6%
12/31/2023	1.19	7,605	9,051	1.25%	8.0%	12/31/2023	1.21	0	0	1.00%	8.3%	12/31/2023	1.23	38	46	0.75%	8.5%
12/31/2022	1.10	6,726	7,413	1.25%	-9.0%	12/31/2022	1.12	0	0	1.00%	-8.7%	12/31/2022	1.14	33	37	0.75%	-8.5%
12/31/2021	1.21	7,593	9,191	1.25%	1.3%	12/31/2021	1.23	0	0	1.00%	1.6%	12/31/2021	1.24	32	40	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	10.5%	12/31/2025	$1.49	0	$0	0.25%	10.8%	12/31/2025	$1.52	0	$0	0.00%	11.1%
12/31/2024	1.32	0	0	0.50%	4.9%	12/31/2024	1.34	0	0	0.25%	5.2%	12/31/2024	1.37	0	0	0.00%	5.4%
12/31/2023	1.25	0	0	0.50%	8.8%	12/31/2023	1.28	0	0	0.25%	9.1%	12/31/2023	1.30	0	0	0.00%	9.3%
12/31/2022	1.15	0	0	0.50%	-8.3%	12/31/2022	1.17	0	0	0.25%	-8.1%	12/31/2022	1.19	0	0	0.00%	-7.8%
12/31/2021	1.26	0	0	0.50%	2.1%	12/31/2021	1.27	0	0	0.25%	2.3%	12/31/2021	1.29	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.9%
2024	6.0%
2023	6.2%
2022	5.8%
2021	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Institutional Class - 06-FCM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,206,482	$5,336,838	505,591
Receivables: investments sold	36,504
Payables: investments purchased	-
Net assets	$5,242,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,212,109	4,399,971	$1.18
Band 100	-	-	1.21
Band 75	30,877	24,911	1.24
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$5,242,986	4,424,882

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$236,016
Mortality & expense charges			(74,187)
Net investment income (loss)			161,829

Gain (loss) on investments:
Net realized gain (loss)			(113,889)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			343,096
Net gain (loss)			229,207

Increase (decrease) in net assets from operations			$391,036

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$161,829	$110,292
Net realized gain (loss)		(113,889)	(244,840)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		343,096	196,550

Increase (decrease) in net assets from operations		391,036	62,002

Contract owner transactions:
Proceeds from units sold		1,847,801	1,803,098
Cost of units redeemed		(2,780,153)	(2,616,937)
Account charges		(14,033)	(14,103)
Increase (decrease)		(946,385)	(827,942)
Net increase (decrease)		(555,349)	(765,940)
Net assets, beginning		5,798,335	6,564,275
Net assets, ending		$5,242,986	$5,798,335

Units sold		1,613,774	1,708,352
Units redeemed		(2,417,888)	(2,430,184)
Net increase (decrease)		(804,114)	(721,832)
Units outstanding, beginning		5,228,996	5,950,828
Units outstanding, ending		4,424,882	5,228,996

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,222,110
Cost of units redeemed/account charges			(15,542,933)
Net investment income (loss)			1,176,160
Net realized gain (loss)			(506,381)
Realized gain distributions			24,386
Net change in unrealized appreciation (depreciation)			(130,356)
Net assets			$5,242,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	4,400	$5,212	1.25%	6.9%	12/31/2025	$1.21	0	$0	1.00%	7.1%	12/31/2025	$1.24	25	$31	0.75%	7.4%
12/31/2024	1.11	5,199	5,764	1.25%	1.3%	12/31/2024	1.13	0	0	1.00%	1.6%	12/31/2024	1.15	30	34	0.75%	1.8%
12/31/2023	1.09	5,399	5,909	1.25%	2.5%	12/31/2023	1.11	0	0	1.00%	2.7%	12/31/2023	1.13	56	64	0.75%	3.0%
12/31/2022	1.07	4,847	5,177	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.10	50	55	0.75%	-12.5%
12/31/2021	1.23	4,429	5,435	1.25%	4.4%	12/31/2021	1.24	0	0	1.00%	4.6%	12/31/2021	1.26	163	206	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	7.7%	12/31/2025	$1.30	0	$0	0.25%	7.9%	12/31/2025	$1.33	0	$0	0.00%	8.2%
12/31/2024	1.18	0	0	0.50%	2.1%	12/31/2024	1.20	0	0	0.25%	2.3%	12/31/2024	1.23	0	0	0.00%	2.6%
12/31/2023	1.15	0	0	0.50%	3.2%	12/31/2023	1.17	0	0	0.25%	3.5%	12/31/2023	1.20	495	592	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-12.3%	12/31/2022	1.13	0	0	0.25%	-12.1%	12/31/2022	1.15	610	703	0.00%	-11.9%
12/31/2021	1.27	0	0	0.50%	5.2%	12/31/2021	1.29	0	0	0.25%	5.4%	12/31/2021	1.31	812	1,062	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	2.9%
2023	3.2%
2022	7.5%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Institutional Class - 06-FCN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,521,301	$4,597,709	512,228
Receivables: investments sold	17,048
Payables: investments purchased	-
Net assets	$4,538,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,538,349	4,032,042	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.23
Band 0	-	-	1.26
Total	$4,538,349	4,032,042

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$226,115
Mortality & expense charges			(61,977)
Net investment income (loss)			164,138

Gain (loss) on investments:
Net realized gain (loss)			(70,415)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			282,703
Net gain (loss)			212,288

Increase (decrease) in net assets from operations			$376,426

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$164,138	$159,096
Net realized gain (loss)		(70,415)	(76,738)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		282,703	(18,355)

Increase (decrease) in net assets from operations		376,426	64,003

Contract owner transactions:
Proceeds from units sold		1,121,197	636,351
Cost of units redeemed		(1,771,677)	(822,927)
Account charges		(747)	(597)
Increase (decrease)		(651,227)	(187,173)
Net increase (decrease)		(274,801)	(123,170)
Net assets, beginning		4,813,150	4,936,320
Net assets, ending		$4,538,349	$4,813,150

Units sold		1,045,735	973,603
Units redeemed		(1,632,054)	(1,154,687)
Net increase (decrease)		(586,319)	(181,084)
Units outstanding, beginning		4,618,361	4,799,445
Units outstanding, ending		4,032,042	4,618,361

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,987,735
Cost of units redeemed/account charges			(6,718,509)
Net investment income (loss)			639,110
Net realized gain (loss)			(347,808)
Realized gain distributions			54,229
Net change in unrealized appreciation (depreciation)			(76,408)
Net assets			$4,538,349

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	4,032	$4,538	1.25%	8.0%	12/31/2025	$1.15	0	$0	1.00%	8.3%	12/31/2025	$1.18	0	$0	0.75%	8.5%
12/31/2024	1.04	4,618	4,813	1.25%	1.3%	12/31/2024	1.06	0	0	1.00%	1.6%	12/31/2024	1.09	0	0	0.75%	1.8%
12/31/2023	1.03	4,799	4,936	1.25%	5.0%	12/31/2023	1.05	0	0	1.00%	5.3%	12/31/2023	1.07	0	0	0.75%	5.5%
12/31/2022	0.98	4,690	4,594	1.25%	-15.2%	12/31/2022	0.99	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.15	2,967	3,427	1.25%	-2.1%	12/31/2021	1.17	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	8.8%	12/31/2025	$1.23	0	$0	0.25%	9.1%	12/31/2025	$1.26	0	$0	0.00%	9.4%
12/31/2024	1.11	0	0	0.50%	2.1%	12/31/2024	1.13	0	0	0.25%	2.4%	12/31/2024	1.15	0	0	0.00%	2.6%
12/31/2023	1.08	0	0	0.50%	5.8%	12/31/2023	1.10	0	0	0.25%	6.0%	12/31/2023	1.12	0	0	0.00%	6.3%
12/31/2022	1.03	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.3%	12/31/2021	1.21	0	0	0.25%	-1.1%	12/31/2021	1.23	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	4.5%
2023	3.8%
2022	4.0%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$753,832	$686,352	50,659
Receivables: investments sold	-
Payables: investments purchased	(18,257)
Net assets	$735,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$735,575	156,924	$4.69
Band 100	-	-	4.78
Band 75	-	-	4.88
Band 50	-	-	4.98
Band 25	-	-	5.08
Band 0	-	-	5.18
Total	$735,575	156,924

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$56,348
Mortality & expense charges			(9,177)
Net investment income (loss)			47,171

Gain (loss) on investments:
Net realized gain (loss)			19,337
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,982
Net gain (loss)			77,319

Increase (decrease) in net assets from operations			$124,490

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,171	$11,981
Net realized gain (loss)		19,337	489
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		57,982	8,886

Increase (decrease) in net assets from operations		124,490	21,356

Contract owner transactions:
Proceeds from units sold		169,965	208,978
Cost of units redeemed		(276,784)	(125,867)
Account charges		(1,213)	(1,077)
Increase (decrease)		(108,032)	82,034
Net increase (decrease)		16,458	103,390
Net assets, beginning		719,117	615,727
Net assets, ending		$735,575	$719,117

Units sold		39,773	53,712
Units redeemed		(63,552)	(32,969)
Net increase (decrease)		(23,779)	20,743
Units outstanding, beginning		180,703	159,960
Units outstanding, ending		156,924	180,703

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,334,095
Cost of units redeemed/account charges			(695,428)
Net investment income (loss)			111,926
Net realized gain (loss)			(82,498)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67,480
Net assets			$735,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.69	157	$736	1.25%	17.8%	12/31/2025	$4.78	0	$0	1.00%	18.1%	12/31/2025	$4.88	0	$0	0.75%	18.4%
12/31/2024	3.98	181	719	1.25%	3.4%	12/31/2024	4.05	0	0	1.00%	3.6%	12/31/2024	4.12	0	0	0.75%	3.9%
12/31/2023	3.85	160	616	1.25%	-8.5%	12/31/2023	3.91	0	0	1.00%	-8.3%	12/31/2023	3.97	0	0	0.75%	-8.0%
12/31/2022	4.21	116	163	1.25%	7.5%	12/31/2022	4.26	0	0	1.00%	7.8%	12/31/2022	4.31	0	0	0.75%	8.0%
12/31/2021	3.91	0	0	1.25%	31.8%	12/31/2021	3.95	0	0	1.00%	32.2%	12/31/2021	3.99	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.98	0	$0	0.50%	18.7%	12/31/2025	$5.08	0	$0	0.25%	19.0%	12/31/2025	$5.18	0	$0	0.00%	19.3%
12/31/2024	4.20	0	0	0.50%	4.2%	12/31/2024	4.27	0	0	0.25%	4.4%	12/31/2024	4.35	0	0	0.00%	4.7%
12/31/2023	4.03	0	0	0.50%	-7.8%	12/31/2023	4.09	0	0	0.25%	-7.6%	12/31/2023	4.15	0	0	0.00%	-7.4%
12/31/2022	4.37	0	0	0.50%	8.3%	12/31/2022	4.42	0	0	0.25%	8.6%	12/31/2022	4.48	0	0	0.00%	8.9%
12/31/2021	4.03	0	0	0.50%	32.8%	12/31/2021	4.08	0	0	0.25%	33.1%	12/31/2021	4.12	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.7%
2024	3.0%
2023	2.0%
2022	63.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,239	$149,765	15,877
Receivables: investments sold	-
Payables: investments purchased	(165)
Net assets	$146,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,074	131,915	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$146,074	131,915

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,784
Mortality & expense charges			(1,787)
Net investment income (loss)			4,997

Gain (loss) on investments:
Net realized gain (loss)			(646)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,560
Net gain (loss)			4,914

Increase (decrease) in net assets from operations			$9,911

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,997	$3,956
Net realized gain (loss)		(646)	(117)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,560	(1,255)

Increase (decrease) in net assets from operations		9,911	2,584

Contract owner transactions:
Proceeds from units sold		15,618	13,310
Cost of units redeemed		(15,077)	(504)
Account charges		-	-
Increase (decrease)		541	12,806
Net increase (decrease)		10,452	15,390
Net assets, beginning		135,622	120,232
Net assets, ending		$146,074	$135,622

Units sold		14,598	13,068
Units redeemed		(13,953)	(488)
Net increase (decrease)		645	12,580
Units outstanding, beginning		131,270	118,690
Units outstanding, ending		131,915	131,270

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$578,173
Cost of units redeemed/account charges			(417,683)
Net investment income (loss)			22,584
Net realized gain (loss)			(35,460)
Realized gain distributions			1,986
Net change in unrealized appreciation (depreciation)			(3,526)
Net assets			$146,074

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	132	$146	1.25%	7.2%	12/31/2025	$1.13	0	$0	1.00%	7.4%	12/31/2025	$1.15	0	$0	0.75%	7.7%
12/31/2024	1.03	131	136	1.25%	2.0%	12/31/2024	1.05	0	0	1.00%	2.2%	12/31/2024	1.07	0	0	0.75%	2.5%
12/31/2023	1.01	119	120	1.25%	7.0%	12/31/2023	1.03	0	0	1.00%	7.3%	12/31/2023	1.04	0	0	0.75%	7.6%
12/31/2022	0.95	179	169	1.25%	-16.9%	12/31/2022	0.96	0	0	1.00%	-16.7%	12/31/2022	0.97	0	0	0.75%	-16.4%
12/31/2021	1.14	137	156	1.25%	-2.3%	12/31/2021	1.15	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	8.0%	12/31/2025	$1.20	0	$0	0.25%	8.3%	12/31/2025	$1.22	0	$0	0.00%	8.5%
12/31/2024	1.09	0	0	0.50%	2.8%	12/31/2024	1.11	0	0	0.25%	3.0%	12/31/2024	1.13	0	0	0.00%	3.3%
12/31/2023	1.06	0	0	0.50%	7.8%	12/31/2023	1.08	0	0	0.25%	8.1%	12/31/2023	1.09	0	0	0.00%	8.4%
12/31/2022	0.98	0	0	0.50%	-16.2%	12/31/2022	1.00	0	0	0.25%	-16.0%	12/31/2022	1.01	0	0	0.00%	-15.8%
12/31/2021	1.17	0	0	0.50%	-1.5%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	4.4%
2023	3.7%
2022	5.1%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Institutional Class - 06-3FC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$353
Net realized gain (loss)		-	(4,897)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	5,406

Increase (decrease) in net assets from operations		-	862

Contract owner transactions:
Proceeds from units sold		-	10,279
Cost of units redeemed		(1)	(105,603)
Account charges		-	(1)
Increase (decrease)		(1)	(95,325)
Net increase (decrease)		(1)	(94,463)
Net assets, beginning		1	94,464
Net assets, ending		$-	$1

Units sold		-	8,373
Units redeemed		(1)	(85,330)
Net increase (decrease)		(1)	(76,957)
Units outstanding, beginning		1	76,958
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$469,058
Cost of units redeemed/account charges			(517,618)
Net investment income (loss)			31,447
Net realized gain (loss)			17,113
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	13.2%	12/31/2025	$1.46	0	$0	1.00%	13.5%	12/31/2025	$1.48	0	$0	0.75%	13.8%
12/31/2024	1.26	0	0	1.25%	2.8%	12/31/2024	1.28	0	0	1.00%	3.1%	12/31/2024	1.30	0	0	0.75%	3.3%
12/31/2023	1.23	77	94	1.25%	7.2%	12/31/2023	1.24	0	0	1.00%	7.5%	12/31/2023	1.26	0	0	0.75%	7.8%
12/31/2022	1.14	73	84	1.25%	-12.6%	12/31/2022	1.16	0	0	1.00%	-12.4%	12/31/2022	1.17	0	0	0.75%	-12.2%
12/31/2021	1.31	79	103	1.25%	14.1%	12/31/2021	1.32	0	0	1.00%	14.4%	12/31/2021	1.33	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	14.1%	12/31/2025	$1.54	0	$0	0.25%	14.4%	12/31/2025	$1.57	0	$0	0.00%	14.7%
12/31/2024	1.33	0	0	0.50%	3.6%	12/31/2024	1.35	0	0	0.25%	3.9%	12/31/2024	1.37	0	0	0.00%	4.1%
12/31/2023	1.28	0	0	0.50%	8.0%	12/31/2023	1.30	0	0	0.25%	8.3%	12/31/2023	1.32	0	0	0.00%	8.6%
12/31/2022	1.18	0	0	0.50%	-12.0%	12/31/2022	1.20	0	0	0.25%	-11.8%	12/31/2022	1.21	0	0	0.00%	-11.5%
12/31/2021	1.35	0	0	0.50%	15.0%	12/31/2021	1.36	0	0	0.25%	15.3%	12/31/2021	1.37	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.9%
2023	3.6%
2022	6.5%
2021	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,303	$365,196	36,550
Receivables: investments sold	640
Payables: investments purchased	-
Net assets	$362,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,943	322,906	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$362,943	322,906

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,960
Mortality & expense charges			(4,413)
Net investment income (loss)			10,547

Gain (loss) on investments:
Net realized gain (loss)			(3,358)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,775
Net gain (loss)			(1,583)

Increase (decrease) in net assets from operations			$8,964

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,547	$9,449
Net realized gain (loss)		(3,358)	(192)
Realized gain distributions		-	2,514
Net change in unrealized appreciation (depreciation)		1,775	1,674

Increase (decrease) in net assets from operations		8,964	13,445

Contract owner transactions:
Proceeds from units sold		131,365	120,589
Cost of units redeemed		(161,453)	(10,052)
Account charges		(770)	(577)
Increase (decrease)		(30,858)	109,960
Net increase (decrease)		(21,894)	123,405
Net assets, beginning		384,837	261,432
Net assets, ending		$362,943	$384,837

Units sold		119,309	113,063
Units redeemed		(149,174)	(10,401)
Net increase (decrease)		(29,865)	102,662
Units outstanding, beginning		352,771	250,109
Units outstanding, ending		322,906	352,771

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$797,328
Cost of units redeemed/account charges			(459,030)
Net investment income (loss)			29,180
Net realized gain (loss)			(8,640)
Realized gain distributions			6,998
Net change in unrealized appreciation (depreciation)			(2,893)
Net assets			$362,943

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	323	$363	1.25%	3.0%	12/31/2025	$1.14	0	$0	1.00%	3.3%	12/31/2025	$1.17	0	$0	0.75%	3.6%
12/31/2024	1.09	353	385	1.25%	4.4%	12/31/2024	1.11	0	0	1.00%	4.6%	12/31/2024	1.13	0	0	0.75%	4.9%
12/31/2023	1.05	250	261	1.25%	8.1%	12/31/2023	1.06	0	0	1.00%	8.4%	12/31/2023	1.07	0	0	0.75%	8.7%
12/31/2022	0.97	259	250	1.25%	-11.0%	12/31/2022	0.98	0	0	1.00%	-10.7%	12/31/2022	0.99	0	0	0.75%	-10.5%
12/31/2021	1.09	148	161	1.25%	-2.9%	12/31/2021	1.09	0	0	1.00%	-2.6%	12/31/2021	1.10	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	3.8%	12/31/2025	$1.21	0	$0	0.25%	4.1%	12/31/2025	$1.23	0	$0	0.00%	4.3%
12/31/2024	1.14	0	0	0.50%	5.2%	12/31/2024	1.16	0	0	0.25%	5.4%	12/31/2024	1.18	0	0	0.00%	5.7%
12/31/2023	1.09	0	0	0.50%	9.0%	12/31/2023	1.10	0	0	0.25%	9.2%	12/31/2023	1.12	0	0	0.00%	9.5%
12/31/2022	1.00	0	0	0.50%	-10.3%	12/31/2022	1.01	0	0	0.25%	-10.1%	12/31/2022	1.02	0	0	0.00%	-9.8%
12/31/2021	1.11	0	0	0.50%	-2.2%	12/31/2021	1.12	0	0	0.25%	-1.9%	12/31/2021	1.13	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.1%
2023	2.9%
2022	2.4%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	7.0%	12/31/2025	$1.03	0	$0	1.00%	7.3%	12/31/2025	$1.05	0	$0	0.75%	7.6%
12/31/2024	0.94	0	0	1.25%	-3.8%	12/31/2024	0.96	0	0	1.00%	-3.6%	12/31/2024	0.97	0	0	0.75%	-3.3%
12/31/2023	0.98	0	0	1.25%	5.8%	12/31/2023	0.99	0	0	1.00%	6.1%	12/31/2023	1.01	0	0	0.75%	6.4%
12/31/2022	0.92	0	0	1.25%	-28.8%	12/31/2022	0.93	0	0	1.00%	-28.6%	12/31/2022	0.95	0	0	0.75%	-28.4%
12/31/2021	1.30	0	0	1.25%	-3.1%	12/31/2021	1.31	0	0	1.00%	-2.9%	12/31/2021	1.32	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	7.8%	12/31/2025	$1.09	0	$0	0.25%	8.1%	12/31/2025	$1.11	0	$0	0.00%	8.4%
12/31/2024	0.99	0	0	0.50%	-3.1%	12/31/2024	1.01	0	0	0.25%	-2.8%	12/31/2024	1.02	0	0	0.00%	-2.6%
12/31/2023	1.02	0	0	0.50%	6.6%	12/31/2023	1.04	0	0	0.25%	6.9%	12/31/2023	1.05	0	0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-28.2%	12/31/2022	0.97	0	0	0.25%	-28.1%	12/31/2022	0.98	0	0	0.00%	-27.9%
12/31/2021	1.33	0	0	0.50%	-2.4%	12/31/2021	1.35	0	0	0.25%	-2.2%	12/31/2021	1.36	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.43
Band 100	-	-	3.49
Band 75	-	-	3.56
Band 50	-	-	3.63
Band 25	-	-	3.70
Band 0	-	-	3.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.43	0	$0	1.25%	4.8%	12/31/2025	$3.49	0	$0	1.00%	5.0%	12/31/2025	$3.56	0	$0	0.75%	5.3%
12/31/2024	3.27	0	0	1.25%	-7.2%	12/31/2024	3.33	0	0	1.00%	-6.9%	12/31/2024	3.38	0	0	0.75%	-6.7%
12/31/2023	3.52	0	0	1.25%	1.9%	12/31/2023	3.57	0	0	1.00%	2.2%	12/31/2023	3.63	0	0	0.75%	2.4%
12/31/2022	3.46	0	0	1.25%	-30.1%	12/31/2022	3.50	0	0	1.00%	-29.9%	12/31/2022	3.54	0	0	0.75%	-29.8%
12/31/2021	4.94	0	0	1.25%	-6.1%	12/31/2021	4.99	0	0	1.00%	-5.8%	12/31/2021	5.04	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	0	$0	0.50%	5.6%	12/31/2025	$3.70	0	$0	0.25%	5.8%	12/31/2025	$3.78	0	$0	0.00%	6.1%
12/31/2024	3.44	0	0	0.50%	-6.5%	12/31/2024	3.50	0	0	0.25%	-6.2%	12/31/2024	3.56	0	0	0.00%	-6.0%
12/31/2023	3.68	0	0	0.50%	2.7%	12/31/2023	3.73	0	0	0.25%	2.9%	12/31/2023	3.79	0	0	0.00%	3.2%
12/31/2022	3.58	0	0	0.50%	-29.6%	12/31/2022	3.63	0	0	0.25%	-29.4%	12/31/2022	3.67	0	0	0.00%	-29.2%
12/31/2021	5.09	0	0	0.50%	-5.4%	12/31/2021	5.14	0	0	0.25%	-5.1%	12/31/2021	5.18	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus AllianzGI Small Cap R6 Class - 06-3YT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(37)
Net investment income (loss)			(37)

Gain (loss) on investments:
Net realized gain (loss)			188
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(222)
Net gain (loss)			(34)

Increase (decrease) in net assets from operations			$(71)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37)	$(215)
Net realized gain (loss)		188	3,689
Realized gain distributions		-	500
Net change in unrealized appreciation (depreciation)		(222)	35

Increase (decrease) in net assets from operations		(71)	4,009

Contract owner transactions:
Proceeds from units sold		174	7,412
Cost of units redeemed		(5,569)	(23,520)
Account charges		(4)	(33)
Increase (decrease)		(5,399)	(16,141)
Net increase (decrease)		(5,470)	(12,132)
Net assets, beginning		5,470	17,602
Net assets, ending		$-	$5,470

Units sold		112	5,537
Units redeemed		(3,629)	(15,388)
Net increase (decrease)		(3,517)	(9,851)
Units outstanding, beginning		3,517	13,368
Units outstanding, ending		-	3,517

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,426
Cost of units redeemed/account charges			(32,806)
Net investment income (loss)			(316)
Net realized gain (loss)			3,411
Realized gain distributions			1,285
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	1.25%	7.2%	12/31/2025	$1.69	0	$0	1.00%	7.5%	12/31/2025	$1.72	0	$0	0.75%	7.7%
12/31/2024	1.56	4	5	1.25%	18.1%	12/31/2024	1.58	0	0	1.00%	18.4%	12/31/2024	1.60	0	0	0.75%	18.7%
12/31/2023	1.32	13	18	1.25%	12.8%	12/31/2023	1.33	0	0	1.00%	13.0%	12/31/2023	1.35	0	0	0.75%	13.3%
12/31/2022	1.17	8	9	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.44	1	1	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.46	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	8.0%	12/31/2025	$1.78	0	$0	0.25%	8.3%	12/31/2025	$1.81	0	$0	0.00%	8.6%
12/31/2024	1.62	0	0	0.50%	19.0%	12/31/2024	1.64	0	0	0.25%	19.3%	12/31/2024	1.67	0	0	0.00%	19.6%
12/31/2023	1.36	0	0	0.50%	13.6%	12/31/2023	1.38	0	0	0.25%	13.9%	12/31/2023	1.39	0	0	0.00%	14.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.47	0	0	0.50%	18.8%	12/31/2021	1.48	0	0	0.25%	19.0%	12/31/2021	1.49	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.3%
2023	1.0%
2022	1.2%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$471,329	$446,306	48,189
Receivables: investments sold	3,819
Payables: investments purchased	-
Net assets	$475,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$475,148	410,853	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$475,148	410,853

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,778
Mortality & expense charges			(5,596)
Net investment income (loss)			19,182

Gain (loss) on investments:
Net realized gain (loss)			2,070
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,878
Net gain (loss)			14,948

Increase (decrease) in net assets from operations			$34,130

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,182	$13,680
Net realized gain (loss)		2,070	3,199
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,878	(2,322)

Increase (decrease) in net assets from operations		34,130	14,557

Contract owner transactions:
Proceeds from units sold		68,043	73,766
Cost of units redeemed		(43,794)	(74,879)
Account charges		(462)	(420)
Increase (decrease)		23,787	(1,533)
Net increase (decrease)		57,917	13,024
Net assets, beginning		417,231	404,207
Net assets, ending		$475,148	$417,231

Units sold		63,712	81,500
Units redeemed		(42,367)	(82,641)
Net increase (decrease)		21,345	(1,141)
Units outstanding, beginning		389,508	390,649
Units outstanding, ending		410,853	389,508

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$550,771
Cost of units redeemed/account charges			(141,950)
Net investment income (loss)			36,062
Net realized gain (loss)			5,242
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,023
Net assets			$475,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	411	$475	1.25%	8.0%	12/31/2025	$1.17	0	$0	1.00%	8.2%	12/31/2025	$1.19	0	$0	0.75%	8.5%
12/31/2024	1.07	390	417	1.25%	3.5%	12/31/2024	1.09	0	0	1.00%	3.8%	12/31/2024	1.10	0	0	0.75%	4.0%
12/31/2023	1.03	391	404	1.25%	5.9%	12/31/2023	1.05	0	0	1.00%	6.2%	12/31/2023	1.06	0	0	0.75%	6.4%
12/31/2022	0.98	0	0	1.25%	-6.5%	12/31/2022	0.99	0	0	1.00%	-6.3%	12/31/2022	0.99	0	0	0.75%	-6.1%
12/31/2021	1.05	0	0	1.25%	-1.8%	12/31/2021	1.05	0	0	1.00%	-1.5%	12/31/2021	1.06	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	8.8%	12/31/2025	$1.23	0	$0	0.25%	9.0%	12/31/2025	$1.25	0	$0	0.00%	9.3%
12/31/2024	1.11	0	0	0.50%	4.3%	12/31/2024	1.13	0	0	0.25%	4.6%	12/31/2024	1.14	0	0	0.00%	4.8%
12/31/2023	1.07	0	0	0.50%	6.7%	12/31/2023	1.08	0	0	0.25%	7.0%	12/31/2023	1.09	0	0	0.00%	7.2%
12/31/2022	1.00	0	0	0.50%	-5.8%	12/31/2022	1.01	0	0	0.25%	-5.6%	12/31/2022	1.02	0	0	0.00%	-5.4%
12/31/2021	1.06	0	0	0.50%	-1.0%	12/31/2021	1.07	0	0	0.25%	-0.8%	12/31/2021	1.08	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	4.6%
2023	2.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,760,608	$1,609,680	184,549
Receivables: investments sold	-
Payables: investments purchased	(29,536)
Net assets	$1,731,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,731,072	882,617	$1.96
Band 100	-	-	1.99
Band 75	-	-	2.03
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.13
Total	$1,731,072	882,617

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$191,115
Mortality & expense charges			(20,042)
Net investment income (loss)			171,073

Gain (loss) on investments:
Net realized gain (loss)			23,247
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			153,750
Net gain (loss)			176,997

Increase (decrease) in net assets from operations			$348,070

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$171,073	$113,297
Net realized gain (loss)		23,247	9,421
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		153,750	(18,409)

Increase (decrease) in net assets from operations		348,070	104,309

Contract owner transactions:
Proceeds from units sold		216,026	1,133,764
Cost of units redeemed		(331,054)	(495,627)
Account charges		(2,808)	(2,364)
Increase (decrease)		(117,836)	635,773
Net increase (decrease)		230,234	740,082
Net assets, beginning		1,500,838	760,756
Net assets, ending		$1,731,072	$1,500,838

Units sold		124,233	718,400
Units redeemed		(188,910)	(315,825)
Net increase (decrease)		(64,677)	402,575
Units outstanding, beginning		947,294	544,719
Units outstanding, ending		882,617	947,294

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,606,933
Cost of units redeemed/account charges			(1,494,122)
Net investment income (loss)			405,609
Net realized gain (loss)			30,452
Realized gain distributions			31,272
Net change in unrealized appreciation (depreciation)			150,928
Net assets			$1,731,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	883	$1,731	1.25%	23.8%	12/31/2025	$1.99	0	$0	1.00%	24.1%	12/31/2025	$2.03	0	$0	0.75%	24.4%
12/31/2024	1.58	947	1,501	1.25%	13.4%	12/31/2024	1.61	0	0	1.00%	13.7%	12/31/2024	1.63	0	0	0.75%	14.0%
12/31/2023	1.40	545	761	1.25%	19.4%	12/31/2023	1.41	0	0	1.00%	19.7%	12/31/2023	1.43	0	0	0.75%	20.0%
12/31/2022	1.17	456	534	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.19	0	0	0.75%	-9.5%
12/31/2021	1.30	470	610	1.25%	16.9%	12/31/2021	1.31	0	0	1.00%	17.2%	12/31/2021	1.32	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	24.7%	12/31/2025	$2.10	0	$0	0.25%	25.0%	12/31/2025	$2.13	0	$0	0.00%	25.3%
12/31/2024	1.65	0	0	0.50%	14.3%	12/31/2024	1.68	0	0	0.25%	14.6%	12/31/2024	1.70	0	0	0.00%	14.9%
12/31/2023	1.45	0	0	0.50%	20.3%	12/31/2023	1.46	0	0	0.25%	20.6%	12/31/2023	1.48	0	0	0.00%	20.9%
12/31/2022	1.20	0	0	0.50%	-9.3%	12/31/2022	1.21	0	0	0.25%	-9.1%	12/31/2022	1.23	0	0	0.00%	-8.8%
12/31/2021	1.33	0	0	0.50%	17.8%	12/31/2021	1.33	0	0	0.25%	18.1%	12/31/2021	1.34	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	11.8%
2024	11.2%
2023	10.1%
2022	5.0%
2021	7.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	7.3%	12/31/2025	$1.02	0	$0	1.00%	7.6%	12/31/2025	$1.04	0	$0	0.75%	7.8%
12/31/2024	0.94	0	0	1.25%	0.5%	12/31/2024	0.95	0	0	1.00%	0.8%	12/31/2024	0.96	0	0	0.75%	1.0%
12/31/2023	0.93	0	0	1.25%	5.0%	12/31/2023	0.94	0	0	1.00%	5.3%	12/31/2023	0.95	0	0	0.75%	5.5%
12/31/2022	0.89	0	0	1.25%	-14.1%	12/31/2022	0.90	0	0	1.00%	-13.8%	12/31/2022	0.90	0	0	0.75%	-13.6%
12/31/2021	1.03	0	0	1.25%	-1.9%	12/31/2021	1.04	0	0	1.00%	-1.6%	12/31/2021	1.05	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	8.1%	12/31/2025	$1.07	0	$0	0.25%	8.4%	12/31/2025	$1.09	0	$0	0.00%	8.7%
12/31/2024	0.98	0	0	0.50%	1.3%	12/31/2024	0.99	0	0	0.25%	1.5%	12/31/2024	1.00	0	0	0.00%	1.8%
12/31/2023	0.96	0	0	0.50%	5.8%	12/31/2023	0.97	0	0	0.25%	6.1%	12/31/2023	0.98	0	0	0.00%	6.3%
12/31/2022	0.91	0	0	0.50%	-13.4%	12/31/2022	0.92	0	0	0.25%	-13.2%	12/31/2022	0.93	0	0	0.00%	-13.0%
12/31/2021	1.05	0	0	0.50%	-1.1%	12/31/2021	1.06	0	0	0.25%	-0.9%	12/31/2021	1.06	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Inst Class - 06-49G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,581,215	$2,185,946	178,894
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$2,581,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,581,454	1,734,954	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$2,581,454	1,734,954

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,189
Mortality & expense charges			(29,911)
Net investment income (loss)			62,278

Gain (loss) on investments:
Net realized gain (loss)			30,906
Realized gain distributions			8,631
Net change in unrealized appreciation (depreciation)			210,009
Net gain (loss)			249,546

Increase (decrease) in net assets from operations			$311,824

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,278	$63,992
Net realized gain (loss)		30,906	52,108
Realized gain distributions		8,631	-
Net change in unrealized appreciation (depreciation)		210,009	43,726

Increase (decrease) in net assets from operations		311,824	159,826

Contract owner transactions:
Proceeds from units sold		192,890	207,838
Cost of units redeemed		(249,114)	(670,029)
Account charges		(5,221)	(5,857)
Increase (decrease)		(61,445)	(468,048)
Net increase (decrease)		250,379	(308,222)
Net assets, beginning		2,331,075	2,639,297
Net assets, ending		$2,581,454	$2,331,075

Units sold		140,942	162,781
Units redeemed		(187,337)	(538,686)
Net increase (decrease)		(46,395)	(375,905)
Units outstanding, beginning		1,781,349	2,157,254
Units outstanding, ending		1,734,954	1,781,349

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,919,354
Cost of units redeemed/account charges			(1,018,495)
Net investment income (loss)			176,394
Net realized gain (loss)			85,227
Realized gain distributions			23,705
Net change in unrealized appreciation (depreciation)			395,269
Net assets			$2,581,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	1,735	$2,581	1.25%	13.7%	12/31/2025	$1.51	0	$0	1.00%	14.0%	12/31/2025	$1.54	0	$0	0.75%	14.3%
12/31/2024	1.31	1,781	2,331	1.25%	7.0%	12/31/2024	1.33	0	0	1.00%	7.2%	12/31/2024	1.34	0	0	0.75%	7.5%
12/31/2023	1.22	2,157	2,639	1.25%	12.3%	12/31/2023	1.24	0	0	1.00%	12.6%	12/31/2023	1.25	0	0	0.75%	12.9%
12/31/2022	1.09	909	991	1.25%	-18.5%	12/31/2022	1.10	0	0	1.00%	-18.3%	12/31/2022	1.11	0	0	0.75%	-18.1%
12/31/2021	1.34	0	0	1.25%	11.6%	12/31/2021	1.34	0	0	1.00%	11.8%	12/31/2021	1.35	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	14.6%	12/31/2025	$1.59	0	$0	0.25%	14.8%	12/31/2025	$1.61	0	$0	0.00%	15.1%
12/31/2024	1.36	0	0	0.50%	7.8%	12/31/2024	1.38	0	0	0.25%	8.0%	12/31/2024	1.40	0	0	0.00%	8.3%
12/31/2023	1.26	0	0	0.50%	13.1%	12/31/2023	1.28	0	0	0.25%	13.4%	12/31/2023	1.29	0	0	0.00%	13.7%
12/31/2022	1.12	0	0	0.50%	-17.9%	12/31/2022	1.13	0	0	0.25%	-17.7%	12/31/2022	1.14	0	0	0.00%	-17.5%
12/31/2021	1.36	0	0	0.50%	12.4%	12/31/2021	1.37	0	0	0.25%	12.7%	12/31/2021	1.38	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.8%
2023	3.6%
2022	3.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Inst Class - 06-49H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,237,932	$1,018,911	78,299
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$1,237,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,237,917	765,507	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$1,237,917	765,507

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$37,104
Mortality & expense charges			(14,323)
Net investment income (loss)			22,781

Gain (loss) on investments:
Net realized gain (loss)			19,950
Realized gain distributions			23,637
Net change in unrealized appreciation (depreciation)			99,127
Net gain (loss)			142,714

Increase (decrease) in net assets from operations			$165,495

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,781	$27,696
Net realized gain (loss)		19,950	38,500
Realized gain distributions		23,637	4,253
Net change in unrealized appreciation (depreciation)		99,127	26,962

Increase (decrease) in net assets from operations		165,495	97,411

Contract owner transactions:
Proceeds from units sold		91,727	102,319
Cost of units redeemed		(135,199)	(395,149)
Account charges		(3,361)	(3,384)
Increase (decrease)		(46,833)	(296,214)
Net increase (decrease)		118,662	(198,803)
Net assets, beginning		1,119,255	1,318,058
Net assets, ending		$1,237,917	$1,119,255

Units sold		62,020	75,107
Units redeemed		(95,640)	(302,185)
Net increase (decrease)		(33,620)	(227,078)
Units outstanding, beginning		799,127	1,026,205
Units outstanding, ending		765,507	799,127

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,734,078
Cost of units redeemed/account charges			(889,201)
Net investment income (loss)			72,660
Net realized gain (loss)			68,195
Realized gain distributions			33,164
Net change in unrealized appreciation (depreciation)			219,021
Net assets			$1,237,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	766	$1,238	1.25%	15.5%	12/31/2025	$1.64	0	$0	1.00%	15.7%	12/31/2025	$1.67	0	$0	0.75%	16.0%
12/31/2024	1.40	799	1,119	1.25%	9.0%	12/31/2024	1.42	0	0	1.00%	9.3%	12/31/2024	1.44	0	0	0.75%	9.6%
12/31/2023	1.28	1,026	1,318	1.25%	14.4%	12/31/2023	1.30	0	0	1.00%	14.7%	12/31/2023	1.31	0	0	0.75%	15.0%
12/31/2022	1.12	373	418	1.25%	-18.1%	12/31/2022	1.13	0	0	1.00%	-17.9%	12/31/2022	1.14	0	0	0.75%	-17.7%
12/31/2021	1.37	0	0	1.25%	13.6%	12/31/2021	1.38	0	0	1.00%	13.9%	12/31/2021	1.39	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	0.50%	16.3%	12/31/2025	$1.72	0	$0	0.25%	16.6%	12/31/2025	$1.75	0	$0	0.00%	16.9%
12/31/2024	1.46	0	0	0.50%	9.9%	12/31/2024	1.48	0	0	0.25%	10.1%	12/31/2024	1.50	0	0	0.00%	10.4%
12/31/2023	1.33	0	0	0.50%	15.3%	12/31/2023	1.34	0	0	0.25%	15.6%	12/31/2023	1.36	0	0	0.00%	15.9%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.39	0	0	0.50%	14.5%	12/31/2021	1.40	0	0	0.25%	14.8%	12/31/2021	1.41	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.4%
2023	3.5%
2022	3.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Inst Class - 06-49J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,089,980	$867,109	63,862
Receivables: investments sold	798
Payables: investments purchased	-
Net assets	$1,090,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,090,778	633,468	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$1,090,778	633,468

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,470
Mortality & expense charges			(12,613)
Net investment income (loss)			15,857

Gain (loss) on investments:
Net realized gain (loss)			54,762
Realized gain distributions			24,905
Net change in unrealized appreciation (depreciation)			65,785
Net gain (loss)			145,452

Increase (decrease) in net assets from operations			$161,309

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,857	$26,254
Net realized gain (loss)		54,762	62,379
Realized gain distributions		24,905	2,289
Net change in unrealized appreciation (depreciation)		65,785	22,832

Increase (decrease) in net assets from operations		161,309	113,754

Contract owner transactions:
Proceeds from units sold		96,218	157,141
Cost of units redeemed		(313,799)	(491,932)
Account charges		(1,345)	(2,558)
Increase (decrease)		(218,926)	(337,349)
Net increase (decrease)		(57,617)	(223,595)
Net assets, beginning		1,148,395	1,371,990
Net assets, ending		$1,090,778	$1,148,395

Units sold		61,094	108,965
Units redeemed		(207,085)	(361,656)
Net increase (decrease)		(145,991)	(252,691)
Units outstanding, beginning		779,459	1,032,150
Units outstanding, ending		633,468	779,459

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,748,670
Cost of units redeemed/account charges			(1,099,652)
Net investment income (loss)			63,210
Net realized gain (loss)			121,182
Realized gain distributions			34,497
Net change in unrealized appreciation (depreciation)			222,871
Net assets			$1,090,778

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	633	$1,091	1.25%	16.9%	12/31/2025	$1.75	0	$0	1.00%	17.2%	12/31/2025	$1.78	0	$0	0.75%	17.5%
12/31/2024	1.47	779	1,148	1.25%	10.8%	12/31/2024	1.49	0	0	1.00%	11.1%	12/31/2024	1.51	0	0	0.75%	11.4%
12/31/2023	1.33	1,032	1,372	1.25%	15.8%	12/31/2023	1.34	0	0	1.00%	16.1%	12/31/2023	1.36	0	0	0.75%	16.4%
12/31/2022	1.15	511	586	1.25%	-18.2%	12/31/2022	1.16	0	0	1.00%	-18.0%	12/31/2022	1.17	0	0	0.75%	-17.8%
12/31/2021	1.40	0	0	1.25%	15.2%	12/31/2021	1.41	0	0	1.00%	15.4%	12/31/2021	1.42	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	0.50%	17.8%	12/31/2025	$1.83	0	$0	0.25%	18.0%	12/31/2025	$1.86	0	$0	0.00%	18.3%
12/31/2024	1.53	0	0	0.50%	11.7%	12/31/2024	1.55	0	0	0.25%	12.0%	12/31/2024	1.58	0	0	0.00%	12.2%
12/31/2023	1.37	0	0	0.50%	16.7%	12/31/2023	1.39	0	0	0.25%	17.0%	12/31/2023	1.40	0	0	0.00%	17.3%
12/31/2022	1.18	0	0	0.50%	-17.6%	12/31/2022	1.19	0	0	0.25%	-17.4%	12/31/2022	1.20	0	0	0.00%	-17.2%
12/31/2021	1.43	0	0	0.50%	16.0%	12/31/2021	1.44	0	0	0.25%	16.3%	12/31/2021	1.44	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.2%
2023	3.1%
2022	2.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Inst Class - 06-49K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,024,816	$816,849	56,790
Receivables: investments sold	-
Payables: investments purchased	(318)
Net assets	$1,024,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,024,498	567,058	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$1,024,498	567,058

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,799
Mortality & expense charges			(12,272)
Net investment income (loss)			12,527

Gain (loss) on investments:
Net realized gain (loss)			88,875
Realized gain distributions			17,165
Net change in unrealized appreciation (depreciation)			52,699
Net gain (loss)			158,739

Increase (decrease) in net assets from operations			$171,266

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,527	$25,294
Net realized gain (loss)		88,875	32,270
Realized gain distributions		17,165	8,749
Net change in unrealized appreciation (depreciation)		52,699	58,954

Increase (decrease) in net assets from operations		171,266	125,267

Contract owner transactions:
Proceeds from units sold		169,851	153,883
Cost of units redeemed		(489,639)	(240,428)
Account charges		(4,460)	(4,559)
Increase (decrease)		(324,248)	(91,104)
Net increase (decrease)		(152,982)	34,163
Net assets, beginning		1,177,480	1,143,317
Net assets, ending		$1,024,498	$1,177,480

Units sold		104,237	109,787
Units redeemed		(308,361)	(177,444)
Net increase (decrease)		(204,124)	(67,657)
Units outstanding, beginning		771,182	838,839
Units outstanding, ending		567,058	771,182

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,791,894
Cost of units redeemed/account charges			(1,201,754)
Net investment income (loss)			52,976
Net realized gain (loss)			141,519
Realized gain distributions			31,896
Net change in unrealized appreciation (depreciation)			207,967
Net assets			$1,024,498

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	567	$1,024	1.25%	18.3%	12/31/2025	$1.84	0	$0	1.00%	18.6%	12/31/2025	$1.86	0	$0	0.75%	18.9%
12/31/2024	1.53	771	1,177	1.25%	12.0%	12/31/2024	1.55	0	0	1.00%	12.3%	12/31/2024	1.57	0	0	0.75%	12.6%
12/31/2023	1.36	839	1,143	1.25%	16.9%	12/31/2023	1.38	0	0	1.00%	17.2%	12/31/2023	1.39	0	0	0.75%	17.5%
12/31/2022	1.17	423	493	1.25%	-18.3%	12/31/2022	1.18	0	0	1.00%	-18.1%	12/31/2022	1.19	0	0	0.75%	-17.9%
12/31/2021	1.43	0	0	1.25%	16.2%	12/31/2021	1.44	0	0	1.00%	16.5%	12/31/2021	1.44	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	19.2%	12/31/2025	$1.92	0	$0	0.25%	19.5%	12/31/2025	$1.96	0	$0	0.00%	19.8%
12/31/2024	1.59	0	0	0.50%	12.9%	12/31/2024	1.61	0	0	0.25%	13.2%	12/31/2024	1.63	0	0	0.00%	13.4%
12/31/2023	1.41	0	0	0.50%	17.8%	12/31/2023	1.42	0	0	0.25%	18.1%	12/31/2023	1.44	0	0	0.00%	18.4%
12/31/2022	1.20	0	0	0.50%	-17.7%	12/31/2022	1.21	0	0	0.25%	-17.5%	12/31/2022	1.22	0	0	0.00%	-17.3%
12/31/2021	1.45	0	0	0.50%	17.1%	12/31/2021	1.46	0	0	0.25%	17.4%	12/31/2021	1.47	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	3.4%
2023	2.8%
2022	2.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Inst Class - 06-49M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,423,022	$1,134,359	76,332
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$1,422,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,422,843	765,890	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$1,422,843	765,890

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$32,691
Mortality & expense charges			(17,274)
Net investment income (loss)			15,417

Gain (loss) on investments:
Net realized gain (loss)			70,402
Realized gain distributions			20,421
Net change in unrealized appreciation (depreciation)			130,072
Net gain (loss)			220,895

Increase (decrease) in net assets from operations			$236,312

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,417	$26,987
Net realized gain (loss)		70,402	22,480
Realized gain distributions		20,421	16,638
Net change in unrealized appreciation (depreciation)		130,072	74,459

Increase (decrease) in net assets from operations		236,312	140,564

Contract owner transactions:
Proceeds from units sold		211,528	270,723
Cost of units redeemed		(400,956)	(181,320)
Account charges		(5,211)	(5,267)
Increase (decrease)		(194,639)	84,136
Net increase (decrease)		41,673	224,700
Net assets, beginning		1,381,170	1,156,470
Net assets, ending		$1,422,843	$1,381,170

Units sold		126,187	179,073
Units redeemed		(245,877)	(129,540)
Net increase (decrease)		(119,690)	49,533
Units outstanding, beginning		885,580	836,047
Units outstanding, ending		765,890	885,580

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,726,151
Cost of units redeemed/account charges			(797,551)
Net investment income (loss)			56,548
Net realized gain (loss)			108,265
Realized gain distributions			40,767
Net change in unrealized appreciation (depreciation)			288,663
Net assets			$1,422,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	766	$1,423	1.25%	19.1%	12/31/2025	$1.89	0	$0	1.00%	19.4%	12/31/2025	$1.92	0	$0	0.75%	19.7%
12/31/2024	1.56	886	1,381	1.25%	12.7%	12/31/2024	1.58	0	0	1.00%	13.0%	12/31/2024	1.60	0	0	0.75%	13.3%
12/31/2023	1.38	836	1,156	1.25%	17.7%	12/31/2023	1.40	0	0	1.00%	17.9%	12/31/2023	1.41	0	0	0.75%	18.2%
12/31/2022	1.18	264	311	1.25%	-18.3%	12/31/2022	1.19	0	0	1.00%	-18.1%	12/31/2022	1.20	0	0	0.75%	-17.9%
12/31/2021	1.44	0	0	1.25%	17.0%	12/31/2021	1.45	0	0	1.00%	17.3%	12/31/2021	1.46	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	20.0%	12/31/2025	$1.98	0	$0	0.25%	20.3%	12/31/2025	$2.01	0	$0	0.00%	20.6%
12/31/2024	1.62	0	0	0.50%	13.6%	12/31/2024	1.65	0	0	0.25%	13.9%	12/31/2024	1.67	0	0	0.00%	14.2%
12/31/2023	1.43	0	0	0.50%	18.5%	12/31/2023	1.44	0	0	0.25%	18.8%	12/31/2023	1.46	0	0	0.00%	19.1%
12/31/2022	1.21	0	0	0.50%	-17.7%	12/31/2022	1.22	0	0	0.25%	-17.5%	12/31/2022	1.23	0	0	0.00%	-17.3%
12/31/2021	1.46	0	0	0.50%	17.9%	12/31/2021	1.47	0	0	0.25%	18.2%	12/31/2021	1.48	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	3.4%
2023	2.9%
2022	2.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Inst Class - 06-49N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,874	$604,964	40,335
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$774,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$774,848	412,499	$1.88
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.03
Total	$774,848	412,499

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,996
Mortality & expense charges			(9,205)
Net investment income (loss)			7,791

Gain (loss) on investments:
Net realized gain (loss)			79,840
Realized gain distributions			8,891
Net change in unrealized appreciation (depreciation)			35,619
Net gain (loss)			124,350

Increase (decrease) in net assets from operations			$132,141

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,791	$18,363
Net realized gain (loss)		79,840	38,591
Realized gain distributions		8,891	7,859
Net change in unrealized appreciation (depreciation)		35,619	46,830

Increase (decrease) in net assets from operations		132,141	111,643

Contract owner transactions:
Proceeds from units sold		139,537	167,609
Cost of units redeemed		(445,123)	(263,862)
Account charges		(2,562)	(3,971)
Increase (decrease)		(308,148)	(100,224)
Net increase (decrease)		(176,007)	11,419
Net assets, beginning		950,855	939,436
Net assets, ending		$774,848	$950,855

Units sold		83,196	111,258
Units redeemed		(275,536)	(182,860)
Net increase (decrease)		(192,340)	(71,602)
Units outstanding, beginning		604,839	676,441
Units outstanding, ending		412,499	604,839

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,415,559
Cost of units redeemed/account charges			(992,877)
Net investment income (loss)			37,637
Net realized gain (loss)			123,038
Realized gain distributions			21,581
Net change in unrealized appreciation (depreciation)			169,910
Net assets			$774,848

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	412	$775	1.25%	19.5%	12/31/2025	$1.91	0	$0	1.00%	19.8%	12/31/2025	$1.94	0	$0	0.75%	20.1%
12/31/2024	1.57	605	951	1.25%	13.2%	12/31/2024	1.59	0	0	1.00%	13.5%	12/31/2024	1.61	0	0	0.75%	13.8%
12/31/2023	1.39	676	939	1.25%	18.1%	12/31/2023	1.40	0	0	1.00%	18.4%	12/31/2023	1.42	0	0	0.75%	18.7%
12/31/2022	1.18	273	322	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.9%	12/31/2022	1.20	0	0	0.75%	-17.7%
12/31/2021	1.44	0	0	1.25%	17.3%	12/31/2021	1.45	0	0	1.00%	17.6%	12/31/2021	1.45	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	0	$0	0.50%	20.4%	12/31/2025	$2.00	0	$0	0.25%	20.7%	12/31/2025	$2.03	0	$0	0.00%	21.0%
12/31/2024	1.64	0	0	0.50%	14.1%	12/31/2024	1.66	0	0	0.25%	14.3%	12/31/2024	1.68	0	0	0.00%	14.6%
12/31/2023	1.43	0	0	0.50%	19.0%	12/31/2023	1.45	0	0	0.25%	19.2%	12/31/2023	1.47	0	0	0.00%	19.5%
12/31/2022	1.21	0	0	0.50%	-17.5%	12/31/2022	1.22	0	0	0.25%	-17.3%	12/31/2022	1.23	0	0	0.00%	-17.1%
12/31/2021	1.46	0	0	0.50%	18.1%	12/31/2021	1.47	0	0	0.25%	18.4%	12/31/2021	1.48	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	3.2%
2023	2.7%
2022	2.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Inc Instl Class - 06-49P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,444,033	$1,314,842	117,029
Receivables: investments sold	116
Payables: investments purchased	-
Net assets	$1,444,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,444,149	1,082,655	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$1,444,149	1,082,655

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,519
Mortality & expense charges			(16,919)
Net investment income (loss)			41,600

Gain (loss) on investments:
Net realized gain (loss)			20,022
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			98,653
Net gain (loss)			118,675

Increase (decrease) in net assets from operations			$160,275

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,600	$30,731
Net realized gain (loss)		20,022	33,715
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		98,653	(12,189)

Increase (decrease) in net assets from operations		160,275	52,257

Contract owner transactions:
Proceeds from units sold		676,425	97,590
Cost of units redeemed		(219,953)	(557,180)
Account charges		(3,216)	(2,930)
Increase (decrease)		453,256	(462,520)
Net increase (decrease)		613,531	(410,263)
Net assets, beginning		830,618	1,240,881
Net assets, ending		$1,444,149	$830,618

Units sold		562,353	82,978
Units redeemed		(178,105)	(475,885)
Net increase (decrease)		384,248	(392,907)
Units outstanding, beginning		698,407	1,091,314
Units outstanding, ending		1,082,655	698,407

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,021,403
Cost of units redeemed/account charges			(864,133)
Net investment income (loss)			100,927
Net realized gain (loss)			53,786
Realized gain distributions			2,975
Net change in unrealized appreciation (depreciation)			129,191
Net assets			$1,444,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	1,083	$1,444	1.25%	12.2%	12/31/2025	$1.36	0	$0	1.00%	12.4%	12/31/2025	$1.38	0	$0	0.75%	12.7%
12/31/2024	1.19	698	831	1.25%	4.6%	12/31/2024	1.21	0	0	1.00%	4.9%	12/31/2024	1.22	0	0	0.75%	5.1%
12/31/2023	1.14	1,091	1,241	1.25%	9.5%	12/31/2023	1.15	0	0	1.00%	9.8%	12/31/2023	1.16	0	0	0.75%	10.0%
12/31/2022	1.04	301	313	1.25%	-17.1%	12/31/2022	1.05	0	0	1.00%	-16.9%	12/31/2022	1.06	0	0	0.75%	-16.7%
12/31/2021	1.25	0	0	1.25%	7.6%	12/31/2021	1.26	0	0	1.00%	7.9%	12/31/2021	1.27	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	13.0%	12/31/2025	$1.42	0	$0	0.25%	13.3%	12/31/2025	$1.44	0	$0	0.00%	13.6%
12/31/2024	1.24	0	0	0.50%	5.4%	12/31/2024	1.25	0	0	0.25%	5.7%	12/31/2024	1.27	0	0	0.00%	5.9%
12/31/2023	1.17	0	0	0.50%	10.3%	12/31/2023	1.19	0	0	0.25%	10.6%	12/31/2023	1.20	0	0	0.00%	10.9%
12/31/2022	1.06	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.3%	12/31/2022	1.08	0	0	0.00%	-16.1%
12/31/2021	1.28	0	0	0.50%	8.4%	12/31/2021	1.28	0	0	0.25%	8.7%	12/31/2021	1.29	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	4.2%
2023	4.5%
2022	4.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Low Duration Instl Inst Class - 06-4R7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,860	$456,480	49,153
Receivables: investments sold	217
Payables: investments purchased	-
Net assets	$460,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$460,077	445,181	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$460,077	445,181

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,933
Mortality & expense charges			(5,883)
Net investment income (loss)			14,050

Gain (loss) on investments:
Net realized gain (loss)			168
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,535
Net gain (loss)			5,703

Increase (decrease) in net assets from operations			$19,753

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,050	$3,349
Net realized gain (loss)		168	(8)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,535	(2,155)

Increase (decrease) in net assets from operations		19,753	1,186

Contract owner transactions:
Proceeds from units sold		4,009	504,465
Cost of units redeemed		(68,199)	(1,137)
Account charges		-	-
Increase (decrease)		(64,190)	503,328
Net increase (decrease)		(44,437)	504,514
Net assets, beginning		504,514	-
Net assets, ending		$460,077	$504,514

Units sold		3,955	510,136
Units redeemed		(67,758)	(1,152)
Net increase (decrease)		(63,803)	508,984
Units outstanding, beginning		508,984	-
Units outstanding, ending		445,181	508,984

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$508,474
Cost of units redeemed/account charges			(69,336)
Net investment income (loss)			17,399
Net realized gain (loss)			160
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,380
Net assets			$460,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	445	$460	1.25%	4.3%	12/31/2025	$1.05	0	$0	1.00%	4.5%	12/31/2025	$1.06	0	$0	0.75%	4.8%
12/31/2024	0.99	509	505	1.25%	3.5%	12/31/2024	1.00	0	0	1.00%	3.8%	12/31/2024	1.01	0	0	0.75%	4.0%
12/31/2023	0.96	0	0	1.25%	4.0%	12/31/2023	0.96	0	0	1.00%	4.3%	12/31/2023	0.97	0	0	0.75%	4.5%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.98	0	0	1.25%	-1.9%	12/31/2021	0.99	0	0	1.00%	-1.7%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	5.0%	12/31/2025	$1.09	0	$0	0.25%	5.3%	12/31/2025	$1.10	0	$0	0.00%	5.6%
12/31/2024	1.02	0	0	0.50%	4.3%	12/31/2024	1.03	0	0	0.25%	4.6%	12/31/2024	1.04	0	0	0.00%	4.8%
12/31/2023	0.98	0	0	0.50%	4.8%	12/31/2023	0.99	0	0	0.25%	5.1%	12/31/2023	1.00	0	0	0.00%	5.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	1.9%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKPLUS INSTL Institutional Class - 06-4K3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.42
Band 100	-	-	2.46
Band 75	-	-	2.49
Band 50	-	-	2.53
Band 25	-	-	2.56
Band 0	-	-	2.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$375,319
Cost of units redeemed/account charges			(414,387)
Net investment income (loss)			6,049
Net realized gain (loss)			19,824
Realized gain distributions			13,195
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	0	$0	1.25%	16.6%	12/31/2025	$2.46	0	$0	1.00%	16.9%	12/31/2025	$2.49	0	$0	0.75%	17.2%
12/31/2024	2.08	0	0	1.25%	23.4%	12/31/2024	2.10	0	0	1.00%	23.7%	12/31/2024	2.13	0	0	0.75%	24.0%
12/31/2023	1.68	0	0	1.25%	25.0%	12/31/2023	1.70	0	0	1.00%	25.3%	12/31/2023	1.71	0	0	0.75%	25.6%
12/31/2022	1.35	0	0	1.25%	-22.2%	12/31/2022	1.36	0	0	1.00%	-22.0%	12/31/2022	1.36	0	0	0.75%	-21.8%
12/31/2021	1.73	77	134	1.25%	26.4%	12/31/2021	1.74	0	0	1.00%	26.7%	12/31/2021	1.74	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	17.5%	12/31/2025	$2.56	0	$0	0.25%	17.8%	12/31/2025	$2.60	0	$0	0.00%	18.1%
12/31/2024	2.15	0	0	0.50%	24.3%	12/31/2024	2.18	0	0	0.25%	24.7%	12/31/2024	2.20	0	0	0.00%	25.0%
12/31/2023	1.73	0	0	0.50%	25.9%	12/31/2023	1.75	0	0	0.25%	26.2%	12/31/2023	1.76	0	0	0.00%	26.5%
12/31/2022	1.37	0	0	0.50%	-21.6%	12/31/2022	1.38	0	0	0.25%	-21.4%	12/31/2022	1.39	0	0	0.00%	-21.2%
12/31/2021	1.75	0	0	0.50%	27.3%	12/31/2021	1.76	0	0	0.25%	27.7%	12/31/2021	1.77	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.9%
2021	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,071	$24,404	3,475
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$29,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,090	13,491	$2.16
Band 100	-	-	2.19
Band 75	-	-	2.22
Band 50	-	-	2.25
Band 25	-	-	2.28
Band 0	-	-	2.32
Total	$29,090	13,491

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,097
Mortality & expense charges			(313)
Net investment income (loss)			1,784

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,601
Net gain (loss)			1,635

Increase (decrease) in net assets from operations			$3,419

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,784	$695
Net realized gain (loss)		34	20
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,601	1,573

Increase (decrease) in net assets from operations		3,419	2,288

Contract owner transactions:
Proceeds from units sold		2,087	1,918
Cost of units redeemed		-	-
Account charges		(1)	(1)
Increase (decrease)		2,086	1,917
Net increase (decrease)		5,505	4,205
Net assets, beginning		23,585	19,380
Net assets, ending		$29,090	$23,585

Units sold		1,077	1,070
Units redeemed		-	-
Net increase (decrease)		1,077	1,070
Units outstanding, beginning		12,414	11,344
Units outstanding, ending		13,491	12,414

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$286,676
Cost of units redeemed/account charges			(260,838)
Net investment income (loss)			17,662
Net realized gain (loss)			(33,601)
Realized gain distributions			14,524
Net change in unrealized appreciation (depreciation)			4,667
Net assets			$29,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	13	$29	1.25%	13.5%	12/31/2025	$2.19	0	$0	1.00%	13.8%	12/31/2025	$2.22	0	$0	0.75%	14.1%
12/31/2024	1.90	12	24	1.25%	11.2%	12/31/2024	1.92	0	0	1.00%	11.5%	12/31/2024	1.95	0	0	0.75%	11.8%
12/31/2023	1.71	11	19	1.25%	15.6%	12/31/2023	1.72	0	0	1.00%	15.9%	12/31/2023	1.74	0	0	0.75%	16.2%
12/31/2022	1.48	44	65	1.25%	-24.8%	12/31/2022	1.49	0	0	1.00%	-24.7%	12/31/2022	1.50	0	0	0.75%	-24.5%
12/31/2021	1.97	79	156	1.25%	12.7%	12/31/2021	1.97	0	0	1.00%	12.9%	12/31/2021	1.98	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	14.3%	12/31/2025	$2.28	0	$0	0.25%	14.6%	12/31/2025	$2.32	0	$0	0.00%	14.9%
12/31/2024	1.97	0	0	0.50%	12.1%	12/31/2024	1.99	0	0	0.25%	12.3%	12/31/2024	2.02	0	0	0.00%	12.6%
12/31/2023	1.76	0	0	0.50%	16.5%	12/31/2023	1.77	0	0	0.25%	16.8%	12/31/2023	1.79	0	0	0.00%	17.1%
12/31/2022	1.51	0	0	0.50%	-24.3%	12/31/2022	1.52	0	0	0.25%	-24.1%	12/31/2022	1.53	0	0	0.00%	-23.9%
12/31/2021	1.99	0	0	0.50%	13.5%	12/31/2021	2.00	0	0	0.25%	13.8%	12/31/2021	2.01	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.0%
2024	4.5%
2023	1.0%
2022	0.0%
2021	13.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Extended Duration Inst Class - 06-4YF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.12
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.19
Band 25	-	-	2.21
Band 0	-	-	2.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	1.25%	1.8%	12/31/2025	$2.14	0	$0	1.00%	2.0%	12/31/2025	$2.17	0	$0	0.75%	2.3%
12/31/2024	2.08	0	0	1.25%	-13.7%	12/31/2024	2.10	0	0	1.00%	-13.5%	12/31/2024	2.12	0	0	0.75%	-13.3%
12/31/2023	2.41	0	0	1.25%	1.5%	12/31/2023	2.43	0	0	1.00%	1.8%	12/31/2023	2.44	0	0	0.75%	2.0%
12/31/2022	2.38	0	0	1.25%	-40.6%	12/31/2022	2.39	0	0	1.00%	-40.5%	12/31/2022	2.39	0	0	0.75%	-40.3%
12/31/2021	4.00	0	0	1.25%	0.1%	12/31/2021	4.01	0	0	1.00%	0.2%	12/31/2021	4.01	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	2.5%	12/31/2025	$2.21	0	$0	0.25%	2.8%	12/31/2025	$2.24	0	$0	0.00%	3.0%
12/31/2024	2.14	0	0	0.50%	-13.1%	12/31/2024	2.15	0	0	0.25%	-12.8%	12/31/2024	2.17	0	0	0.00%	-12.6%
12/31/2023	2.46	0	0	0.50%	2.3%	12/31/2023	2.47	0	0	0.25%	2.5%	12/31/2023	2.49	0	0	0.00%	2.8%
12/31/2022	2.40	0	0	0.50%	-40.2%	12/31/2022	2.41	0	0	0.25%	-40.0%	12/31/2022	2.42	0	0	0.00%	-39.9%
12/31/2021	4.02	0	0	0.50%	0.4%	12/31/2021	4.02	0	0	0.25%	0.5%	12/31/2021	4.02	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Dur Total Ret Instl Class - 06-4Y7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.78
Band 100	-	-	0.79
Band 75	-	-	0.80
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.78	0	$0	1.25%	7.5%	12/31/2025	$0.79	0	$0	1.00%	7.7%	12/31/2025	$0.80	0	$0	0.75%	8.0%
12/31/2024	0.73	0	0	1.25%	-3.4%	12/31/2024	0.73	0	0	1.00%	-3.2%	12/31/2024	0.74	0	0	0.75%	-2.9%
12/31/2023	0.75	0	0	1.25%	6.3%	12/31/2023	0.76	0	0	1.00%	6.5%	12/31/2023	0.76	0	0	0.75%	6.8%
12/31/2022	0.71	0	0	1.25%	-28.5%	12/31/2022	0.71	0	0	1.00%	-28.3%	12/31/2022	0.71	0	0	0.75%	-28.1%
12/31/2021	0.99	0	0	1.25%	-0.8%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.81	0	$0	0.50%	8.3%	12/31/2025	$0.82	0	$0	0.25%	8.5%	12/31/2025	$0.83	0	$0	0.00%	8.8%
12/31/2024	0.75	0	0	0.50%	-2.7%	12/31/2024	0.75	0	0	0.25%	-2.4%	12/31/2024	0.76	0	0	0.00%	-2.2%
12/31/2023	0.77	0	0	0.50%	7.1%	12/31/2023	0.77	0	0	0.25%	7.3%	12/31/2023	0.78	0	0	0.00%	7.6%
12/31/2022	0.72	0	0	0.50%	-28.0%	12/31/2022	0.72	0	0	0.25%	-27.8%	12/31/2022	0.72	0	0	0.00%	-27.6%
12/31/2021	0.99	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term Crdt Bd Instl Class - 06-4Y9 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.83	0	$0	1.25%	7.2%	12/31/2025	$0.84	0	$0	1.00%	7.5%	12/31/2025	$0.85	0	$0	0.75%	7.8%
12/31/2024	0.77	0	0	1.25%	-1.3%	12/31/2024	0.78	0	0	1.00%	-1.1%	12/31/2024	0.78	0	0	0.75%	-0.8%
12/31/2023	0.78	0	0	1.25%	8.7%	12/31/2023	0.79	0	0	1.00%	8.9%	12/31/2023	0.79	0	0	0.75%	9.2%
12/31/2022	0.72	0	0	1.25%	-27.0%	12/31/2022	0.72	0	0	1.00%	-26.8%	12/31/2022	0.72	0	0	0.75%	-26.6%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.85	0	$0	0.50%	8.0%	12/31/2025	$0.86	0	$0	0.25%	8.3%	12/31/2025	$0.87	0	$0	0.00%	8.6%
12/31/2024	0.79	0	0	0.50%	-0.6%	12/31/2024	0.80	0	0	0.25%	-0.3%	12/31/2024	0.80	0	0	0.00%	-0.1%
12/31/2023	0.80	0	0	0.50%	9.5%	12/31/2023	0.80	0	0	0.25%	9.8%	12/31/2023	0.81	0	0	0.00%	10.0%
12/31/2022	0.73	0	0	0.50%	-26.5%	12/31/2022	0.73	0	0	0.25%	-26.3%	12/31/2022	0.73	0	0	0.00%	-26.1%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term US Gvt Instl Class - 06-4YC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.78
Band 100	-	-	2.81
Band 75	-	-	2.84
Band 50	-	-	2.87
Band 25	-	-	2.91
Band 0	-	-	2.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.78	0	$0	1.25%	5.1%	12/31/2025	$2.81	0	$0	1.00%	5.4%	12/31/2025	$2.84	0	$0	0.75%	5.7%
12/31/2024	2.64	0	0	1.25%	-6.8%	12/31/2024	2.67	0	0	1.00%	-6.6%	12/31/2024	2.69	0	0	0.75%	-6.4%
12/31/2023	2.84	0	0	1.25%	2.3%	12/31/2023	2.85	0	0	1.00%	2.5%	12/31/2023	2.87	0	0	0.75%	2.8%
12/31/2022	2.77	0	0	1.25%	-29.9%	12/31/2022	2.78	0	0	1.00%	-29.7%	12/31/2022	2.79	0	0	0.75%	-29.5%
12/31/2021	3.95	0	0	1.25%	-1.1%	12/31/2021	3.96	0	0	1.00%	-1.0%	12/31/2021	3.96	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	0	$0	0.50%	5.9%	12/31/2025	$2.91	0	$0	0.25%	6.2%	12/31/2025	$2.94	0	$0	0.00%	6.5%
12/31/2024	2.71	0	0	0.50%	-6.1%	12/31/2024	2.74	0	0	0.25%	-5.9%	12/31/2024	2.76	0	0	0.00%	-5.7%
12/31/2023	2.89	0	0	0.50%	3.0%	12/31/2023	2.91	0	0	0.25%	3.3%	12/31/2023	2.92	0	0	0.00%	3.5%
12/31/2022	2.80	0	0	0.50%	-29.3%	12/31/2022	2.81	0	0	0.25%	-29.2%	12/31/2022	2.82	0	0	0.00%	-29.0%
12/31/2021	3.97	0	0	0.50%	-0.8%	12/31/2021	3.97	0	0	0.25%	-0.7%	12/31/2021	3.98	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Moderate Duration Instl Class - 06-4YH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	1.25%	7.4%	12/31/2025	$1.03	0	$0	1.00%	7.6%	12/31/2025	$1.04	0	$0	0.75%	7.9%
12/31/2024	0.95	0	0	1.25%	2.3%	12/31/2024	0.96	0	0	1.00%	2.6%	12/31/2024	0.96	0	0	0.75%	2.8%
12/31/2023	0.93	0	0	1.25%	4.6%	12/31/2023	0.93	0	0	1.00%	4.8%	12/31/2023	0.94	0	0	0.75%	5.1%
12/31/2022	0.89	0	0	1.25%	-9.8%	12/31/2022	0.89	0	0	1.00%	-9.6%	12/31/2022	0.89	0	0	0.75%	-9.4%
12/31/2021	0.98	0	0	1.25%	-1.8%	12/31/2021	0.98	0	0	1.00%	-1.7%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	8.2%	12/31/2025	$1.06	0	$0	0.25%	8.4%	12/31/2025	$1.08	0	$0	0.00%	8.7%
12/31/2024	0.97	0	0	0.50%	3.1%	12/31/2024	0.98	0	0	0.25%	3.4%	12/31/2024	0.99	0	0	0.00%	3.6%
12/31/2023	0.94	0	0	0.50%	5.4%	12/31/2023	0.95	0	0	0.25%	5.6%	12/31/2023	0.96	0	0	0.00%	5.9%
12/31/2022	0.90	0	0	0.50%	-9.1%	12/31/2022	0.90	0	0	0.25%	-8.9%	12/31/2022	0.90	0	0	0.00%	-8.7%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Stckplus Lg Dur Instl Class - 06-4YG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.12
Band 100	-	-	3.15
Band 75	-	-	3.19
Band 50	-	-	3.22
Band 25	-	-	3.26
Band 0	-	-	3.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.12	0	$0	1.25%	18.8%	12/31/2025	$3.15	0	$0	1.00%	19.1%	12/31/2025	$3.19	0	$0	0.75%	19.4%
12/31/2024	2.62	0	0	1.25%	13.9%	12/31/2024	2.65	0	0	1.00%	14.2%	12/31/2024	2.67	0	0	0.75%	14.5%
12/31/2023	2.30	0	0	1.25%	26.3%	12/31/2023	2.32	0	0	1.00%	26.6%	12/31/2023	2.33	0	0	0.75%	27.0%
12/31/2022	1.82	0	0	1.25%	-43.9%	12/31/2022	1.83	0	0	1.00%	-43.7%	12/31/2022	1.84	0	0	0.75%	-43.6%
12/31/2021	3.25	0	0	1.25%	8.3%	12/31/2021	3.25	0	0	1.00%	8.4%	12/31/2021	3.25	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	0	$0	0.50%	19.7%	12/31/2025	$3.26	0	$0	0.25%	20.0%	12/31/2025	$3.30	0	$0	0.00%	20.3%
12/31/2024	2.69	0	0	0.50%	14.8%	12/31/2024	2.72	0	0	0.25%	15.1%	12/31/2024	2.74	0	0	0.00%	15.4%
12/31/2023	2.35	0	0	0.50%	27.3%	12/31/2023	2.36	0	0	0.25%	27.6%	12/31/2023	2.37	0	0	0.00%	27.9%
12/31/2022	1.84	0	0	0.50%	-43.4%	12/31/2022	1.85	0	0	0.25%	-43.3%	12/31/2022	1.86	0	0	0.00%	-43.2%
12/31/2021	3.26	0	0	0.50%	8.6%	12/31/2021	3.26	0	0	0.25%	8.7%	12/31/2021	3.27	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Mid Value R6 Retirement Class - 06-4NN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	1.25%	4.5%	12/31/2025	$1.64	0	$0	1.00%	4.7%	12/31/2025	$1.67	0	$0	0.75%	5.0%
12/31/2024	1.55	0	0	1.25%	2.7%	12/31/2024	1.57	0	0	1.00%	2.9%	12/31/2024	1.59	0	0	0.75%	3.2%
12/31/2023	1.51	0	0	1.25%	15.3%	12/31/2023	1.52	0	0	1.00%	15.6%	12/31/2023	1.54	0	0	0.75%	15.8%
12/31/2022	1.31	0	0	1.25%	-13.8%	12/31/2022	1.32	0	0	1.00%	-13.6%	12/31/2022	1.33	0	0	0.75%	-13.3%
12/31/2021	1.52	0	0	1.25%	24.9%	12/31/2021	1.53	0	0	1.00%	25.2%	12/31/2021	1.53	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	5.3%	12/31/2025	$1.71	0	$0	0.25%	5.5%	12/31/2025	$1.74	0	$0	0.00%	5.8%
12/31/2024	1.61	0	0	0.50%	3.4%	12/31/2024	1.62	0	0	0.25%	3.7%	12/31/2024	1.64	0	0	0.00%	4.0%
12/31/2023	1.55	0	0	0.50%	16.1%	12/31/2023	1.57	0	0	0.25%	16.4%	12/31/2023	1.58	0	0	0.00%	16.7%
12/31/2022	1.34	0	0	0.50%	-13.1%	12/31/2022	1.34	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.54	0	0	0.50%	25.8%	12/31/2021	1.54	0	0	0.25%	26.1%	12/31/2021	1.55	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Admin Class - 06-706

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.74
Band 75	-	-	1.80
Band 50	-	-	1.87
Band 25	-	-	1.94
Band 0	-	-	2.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$3,609
Net realized gain (loss)		-	(11,295)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	16,480

Increase (decrease) in net assets from operations		-	8,794

Contract owner transactions:
Proceeds from units sold		-	4,460
Cost of units redeemed		(1)	(147,474)
Account charges		-	-
Increase (decrease)		(1)	(143,014)
Net increase (decrease)		(1)	(134,220)
Net assets, beginning		1	134,221
Net assets, ending		$-	$1

Units sold		-	3,041
Units redeemed		(1)	(95,895)
Net increase (decrease)		(1)	(92,854)
Units outstanding, beginning		1	92,855
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,913,304
Cost of units redeemed/account charges			(2,930,038)
Net investment income (loss)			107,938
Net realized gain (loss)			(91,204)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	1.25%	12.9%	12/31/2025	$1.74	0	$0	1.00%	13.2%	12/31/2025	$1.80	0	$0	0.75%	13.5%
12/31/2024	1.48	0	0	1.25%	2.6%	12/31/2024	1.53	0	0	1.00%	2.8%	12/31/2024	1.59	0	0	0.75%	3.1%
12/31/2023	1.45	93	134	1.25%	6.9%	12/31/2023	1.49	0	0	1.00%	7.2%	12/31/2023	1.54	0	0	0.75%	7.5%
12/31/2022	1.35	116	157	1.25%	-12.8%	12/31/2022	1.39	0	0	1.00%	-12.6%	12/31/2022	1.43	0	0	0.75%	-12.4%
12/31/2021	1.55	112	174	1.25%	13.8%	12/31/2021	1.59	0	0	1.00%	14.1%	12/31/2021	1.63	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	13.8%	12/31/2025	$1.94	0	$0	0.25%	14.1%	12/31/2025	$2.01	0	$0	0.00%	14.4%
12/31/2024	1.64	0	0	0.50%	3.3%	12/31/2024	1.70	0	0	0.25%	3.6%	12/31/2024	1.76	0	0	0.00%	3.9%
12/31/2023	1.59	0	0	0.50%	7.7%	12/31/2023	1.64	0	0	0.25%	8.0%	12/31/2023	1.69	0	0	0.00%	8.3%
12/31/2022	1.47	0	0	0.50%	-12.2%	12/31/2022	1.52	0	0	0.25%	-11.9%	12/31/2022	1.56	0	0	0.00%	-11.7%
12/31/2021	1.68	0	0	0.50%	14.7%	12/31/2021	1.72	0	0	0.25%	15.0%	12/31/2021	1.77	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	7.3%
2023	3.1%
2022	6.6%
2021	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund R Class - 06-017

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.63
Band 25	-	-	1.69
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12
Mortality & expense charges			(4)
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12
Net gain (loss)			21

Increase (decrease) in net assets from operations			$29

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$73
Net realized gain (loss)		9	37
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12	27

Increase (decrease) in net assets from operations		29	137

Contract owner transactions:
Proceeds from units sold		109	167
Cost of units redeemed		(575)	(2,623)
Account charges		(1)	(7)
Increase (decrease)		(467)	(2,463)
Net increase (decrease)		(438)	(2,326)
Net assets, beginning		438	2,764
Net assets, ending		$-	$438

Units sold		77	126
Units redeemed		(408)	(1,928)
Net increase (decrease)		(331)	(1,802)
Units outstanding, beginning		331	2,133
Units outstanding, ending		-	331

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$240,517
Cost of units redeemed/account charges			(231,050)
Net investment income (loss)			6,619
Net realized gain (loss)			(16,086)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	1.25%	12.5%	12/31/2025	$1.54	0	$0	1.00%	12.8%	12/31/2025	$1.58	0	$0	0.75%	13.1%
12/31/2024	1.32	0	0	1.25%	2.1%	12/31/2024	1.36	0	0	1.00%	2.3%	12/31/2024	1.40	0	0	0.75%	2.6%
12/31/2023	1.30	2	3	1.25%	6.5%	12/31/2023	1.33	0	0	1.00%	6.8%	12/31/2023	1.37	0	0	0.75%	7.0%
12/31/2022	1.22	2	2	1.25%	-13.2%	12/31/2022	1.25	0	0	1.00%	-13.0%	12/31/2022	1.28	0	0	0.75%	-12.8%
12/31/2021	1.40	2	3	1.25%	13.4%	12/31/2021	1.43	0	0	1.00%	13.6%	12/31/2021	1.46	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	13.3%	12/31/2025	$1.69	0	$0	0.25%	13.6%	12/31/2025	$1.74	0	$0	0.00%	13.9%
12/31/2024	1.44	0	0	0.50%	2.8%	12/31/2024	1.48	0	0	0.25%	3.1%	12/31/2024	1.53	0	0	0.00%	3.4%
12/31/2023	1.40	0	0	0.50%	7.3%	12/31/2023	1.44	0	0	0.25%	7.6%	12/31/2023	1.48	0	0	0.00%	7.8%
12/31/2022	1.31	0	0	0.50%	-12.6%	12/31/2022	1.34	0	0	0.25%	-12.4%	12/31/2022	1.37	0	0	0.00%	-12.2%
12/31/2021	1.50	0	0	0.50%	14.2%	12/31/2021	1.53	0	0	0.25%	14.5%	12/31/2021	1.56	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.5%
2024	6.4%
2023	3.0%
2022	6.3%
2021	11.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,930	$253,939	18,148
Receivables: investments sold	-
Payables: investments purchased	(4,657)
Net assets	$250,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,273	43,878	$5.70
Band 100	-	-	5.89
Band 75	-	-	6.07
Band 50	-	-	6.27
Band 25	-	-	6.47
Band 0	-	-	6.67
Total	$250,273	43,878

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,966
Mortality & expense charges			(3,119)
Net investment income (loss)			15,847

Gain (loss) on investments:
Net realized gain (loss)			(13,898)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,135
Net gain (loss)			27,237

Increase (decrease) in net assets from operations			$43,084

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,847	$4,151
Net realized gain (loss)		(13,898)	(18,271)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41,135	21,422

Increase (decrease) in net assets from operations		43,084	7,302

Contract owner transactions:
Proceeds from units sold		104,394	96,635
Cost of units redeemed		(130,528)	(68,543)
Account charges		(575)	(700)
Increase (decrease)		(26,709)	27,392
Net increase (decrease)		16,375	34,694
Net assets, beginning		233,898	199,204
Net assets, ending		$250,273	$233,898

Units sold		21,329	20,283
Units redeemed		(25,605)	(14,467)
Net increase (decrease)		(4,276)	5,816
Units outstanding, beginning		48,154	42,338
Units outstanding, ending		43,878	48,154

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,150,557
Cost of units redeemed/account charges			(3,693,931)
Net investment income (loss)			253,697
Net realized gain (loss)			(464,906)
Realized gain distributions			3,865
Net change in unrealized appreciation (depreciation)			991
Net assets			$250,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.70	44	$250	1.25%	17.4%	12/31/2025	$5.89	0	$0	1.00%	17.7%	12/31/2025	$6.07	0	$0	0.75%	18.0%
12/31/2024	4.86	48	234	1.25%	3.2%	12/31/2024	5.00	0	0	1.00%	3.5%	12/31/2024	5.15	0	0	0.75%	3.8%
12/31/2023	4.71	42	199	1.25%	-8.8%	12/31/2023	4.83	0	0	1.00%	-8.6%	12/31/2023	4.96	0	0	0.75%	-8.4%
12/31/2022	5.16	164	282	1.25%	7.4%	12/31/2022	5.29	0	0	1.00%	7.7%	12/31/2022	5.41	0	0	0.75%	7.9%
12/31/2021	4.81	59	95	1.25%	31.3%	12/31/2021	4.91	0	0	1.00%	31.6%	12/31/2021	5.02	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.27	0	$0	0.50%	18.3%	12/31/2025	$6.47	0	$0	0.25%	18.6%	12/31/2025	$6.67	0	$0	0.00%	18.9%
12/31/2024	5.30	0	0	0.50%	4.0%	12/31/2024	5.45	0	0	0.25%	4.3%	12/31/2024	5.61	0	0	0.00%	4.5%
12/31/2023	5.09	0	0	0.50%	-8.2%	12/31/2023	5.23	0	0	0.25%	-7.9%	12/31/2023	5.37	0	0	0.00%	-7.7%
12/31/2022	5.54	0	0	0.50%	8.2%	12/31/2022	5.68	0	0	0.25%	8.5%	12/31/2022	5.82	0	0	0.00%	8.7%
12/31/2021	5.12	0	0	0.50%	32.2%	12/31/2021	5.23	0	0	0.25%	32.6%	12/31/2021	5.35	0	0	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.8%
2024	3.3%
2023	3.3%
2022	70.1%
2021	9.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund R Class - 06-019

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,119	$8,876	711
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$9,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,102	1,685	$5.40
Band 100	-	-	5.57
Band 75	-	-	5.75
Band 50	-	-	5.93
Band 25	-	-	6.12
Band 0	-	-	6.32
Total	$9,102	1,685

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$941
Mortality & expense charges			(151)
Net investment income (loss)			790

Gain (loss) on investments:
Net realized gain (loss)			(274)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,286
Net gain (loss)			1,012

Increase (decrease) in net assets from operations			$1,802

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$790	$296
Net realized gain (loss)		(274)	(12,705)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,286	12,634

Increase (decrease) in net assets from operations		1,802	225

Contract owner transactions:
Proceeds from units sold		3,631	9,193
Cost of units redeemed		(8,519)	(26,438)
Account charges		(94)	(108)
Increase (decrease)		(4,982)	(17,353)
Net increase (decrease)		(3,180)	(17,128)
Net assets, beginning		12,282	29,410
Net assets, ending		$9,102	$12,282

Units sold		738	2,027
Units redeemed		(1,714)	(5,909)
Net increase (decrease)		(976)	(3,882)
Units outstanding, beginning		2,661	6,543
Units outstanding, ending		1,685	2,661

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$91,065
Cost of units redeemed/account charges			(87,085)
Net investment income (loss)			27,272
Net realized gain (loss)			(22,393)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			243
Net assets			$9,102

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.40	2	$9	1.25%	17.1%	12/31/2025	$5.57	0	$0	1.00%	17.4%	12/31/2025	$5.75	0	$0	0.75%	17.7%
12/31/2024	4.61	3	12	1.25%	2.7%	12/31/2024	4.75	0	0	1.00%	2.9%	12/31/2024	4.89	0	0	0.75%	3.2%
12/31/2023	4.49	7	29	1.25%	-9.3%	12/31/2023	4.61	0	0	1.00%	-9.1%	12/31/2023	4.74	0	0	0.75%	-8.8%
12/31/2022	4.96	17	29	1.25%	6.9%	12/31/2022	5.07	0	0	1.00%	7.1%	12/31/2022	5.20	0	0	0.75%	7.4%
12/31/2021	4.64	26	40	1.25%	30.9%	12/31/2021	4.74	0	0	1.00%	31.3%	12/31/2021	4.84	0	0	0.75%	31.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.93	0	$0	0.50%	17.9%	12/31/2025	$6.12	0	$0	0.25%	18.2%	12/31/2025	$6.32	0	$0	0.00%	18.5%
12/31/2024	5.03	0	0	0.50%	3.5%	12/31/2024	5.18	0	0	0.25%	3.7%	12/31/2024	5.33	0	0	0.00%	4.0%
12/31/2023	4.86	0	0	0.50%	-8.6%	12/31/2023	4.99	0	0	0.25%	-8.4%	12/31/2023	5.13	0	0	0.00%	-8.2%
12/31/2022	5.32	0	0	0.50%	7.7%	12/31/2022	5.45	0	0	0.25%	7.9%	12/31/2022	5.58	0	0	0.00%	8.2%
12/31/2021	4.94	0	0	0.50%	31.9%	12/31/2021	5.05	0	0	0.25%	32.3%	12/31/2021	5.16	0	0	0.00%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.8%
2024	2.8%
2023	4.6%
2022	41.9%
2021	21.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond UnHdg Instl Class - 06-6FR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$649,836	$647,067	83,166
Receivables: investments sold	2,191
Payables: investments purchased	-
Net assets	$652,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$652,027	626,747	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$652,027	626,747

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,795
Mortality & expense charges			(1,274)
Net investment income (loss)			2,521

Gain (loss) on investments:
Net realized gain (loss)			144
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,129
Net gain (loss)			3,273

Increase (decrease) in net assets from operations			$5,794

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,521	$5,948
Net realized gain (loss)		144	27,548
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,129	(23,830)

Increase (decrease) in net assets from operations		5,794	9,666

Contract owner transactions:
Proceeds from units sold		636,221	77,965
Cost of units redeemed		(3,860)	(379,263)
Account charges		(79)	(74)
Increase (decrease)		632,282	(301,372)
Net increase (decrease)		638,076	(291,706)
Net assets, beginning		13,951	305,657
Net assets, ending		$652,027	$13,951

Units sold		617,764	82,829
Units redeemed		(5,704)	(380,675)
Net increase (decrease)		612,060	(297,846)
Units outstanding, beginning		14,687	312,533
Units outstanding, ending		626,747	14,687

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,068,591
Cost of units redeemed/account charges			(456,591)
Net investment income (loss)			10,045
Net realized gain (loss)			27,213
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,769
Net assets			$652,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	627	$652	1.25%	9.5%	12/31/2025	$1.05	0	$0	1.00%	9.8%	12/31/2025	$1.06	0	$0	0.75%	10.1%
12/31/2024	0.95	15	14	1.25%	-2.9%	12/31/2024	0.96	0	0	1.00%	-2.6%	12/31/2024	0.96	0	0	0.75%	-2.4%
12/31/2023	0.98	313	306	1.25%	5.4%	12/31/2023	0.98	0	0	1.00%	5.6%	12/31/2023	0.99	0	0	0.75%	5.9%
12/31/2022	0.93	0	0	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.0%	12/31/2022	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	10.3%	12/31/2025	$1.08	0	$0	0.25%	10.6%	12/31/2025	$1.09	0	$0	0.00%	10.9%
12/31/2024	0.97	0	0	0.50%	-2.1%	12/31/2024	0.98	0	0	0.25%	-1.9%	12/31/2024	0.98	0	0	0.00%	-1.6%
12/31/2023	0.99	0	0	0.50%	6.2%	12/31/2023	0.99	0	0	0.25%	6.4%	12/31/2023	1.00	0	0	0.00%	6.7%
12/31/2022	0.93	0	0	0.50%	-6.8%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.94	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	5.5%
2023	1.6%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RAE US Small Instl Class - 06-6JG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$297,368	$274,756	20,952
Receivables: investments sold	-
Payables: investments purchased	(53,686)
Net assets	$243,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,682	148,978	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$243,682	148,978

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,419
Mortality & expense charges			(3,276)
Net investment income (loss)			143

Gain (loss) on investments:
Net realized gain (loss)			1,866
Realized gain distributions			8,977
Net change in unrealized appreciation (depreciation)			3,975
Net gain (loss)			14,818

Increase (decrease) in net assets from operations			$14,961

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143	$238
Net realized gain (loss)		1,866	7,257
Realized gain distributions		8,977	5,727
Net change in unrealized appreciation (depreciation)		3,975	7,443

Increase (decrease) in net assets from operations		14,961	20,665

Contract owner transactions:
Proceeds from units sold		51,334	173,677
Cost of units redeemed		(76,610)	(46,217)
Account charges		(63)	(37)
Increase (decrease)		(25,339)	127,423
Net increase (decrease)		(10,378)	148,088
Net assets, beginning		254,060	105,972
Net assets, ending		$243,682	$254,060

Units sold		34,078	113,913
Units redeemed		(48,142)	(32,855)
Net increase (decrease)		(14,064)	81,058
Units outstanding, beginning		163,042	81,984
Units outstanding, ending		148,978	163,042

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$322,421
Cost of units redeemed/account charges			(126,360)
Net investment income (loss)			1,104
Net realized gain (loss)			9,201
Realized gain distributions			14,704
Net change in unrealized appreciation (depreciation)			22,612
Net assets			$243,682

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	149	$244	1.25%	5.0%	12/31/2025	$1.65	0	$0	1.00%	5.2%	12/31/2025	$1.66	0	$0	0.75%	5.5%
12/31/2024	1.56	163	254	1.25%	20.6%	12/31/2024	1.57	0	0	1.00%	20.9%	12/31/2024	1.58	0	0	0.75%	21.2%
12/31/2023	1.29	82	106	1.25%	18.6%	12/31/2023	1.30	0	0	1.00%	18.9%	12/31/2023	1.30	0	0	0.75%	19.2%
12/31/2022	1.09	2	2	1.25%	9.0%	12/31/2022	1.09	0	0	1.00%	9.1%	12/31/2022	1.09	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	5.8%	12/31/2025	$1.69	0	$0	0.25%	6.0%	12/31/2025	$1.70	0	$0	0.00%	6.3%
12/31/2024	1.59	0	0	0.50%	21.5%	12/31/2024	1.59	0	0	0.25%	21.8%	12/31/2024	1.60	0	0	0.00%	22.1%
12/31/2023	1.30	0	0	0.50%	19.5%	12/31/2023	1.31	0	0	0.25%	19.8%	12/31/2023	1.31	0	0	0.00%	20.1%
12/31/2022	1.09	0	0	0.50%	9.2%	12/31/2022	1.09	0	0	0.25%	9.3%	12/31/2022	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.3%
2023	3.0%
2022	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Inst Class - 06-6FF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$552,470	$457,986	36,343
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$552,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552,426	395,761	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$552,426	395,761

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,927
Mortality & expense charges			(6,151)
Net investment income (loss)			5,776

Gain (loss) on investments:
Net realized gain (loss)			24,881
Realized gain distributions			4,994
Net change in unrealized appreciation (depreciation)			45,580
Net gain (loss)			75,455

Increase (decrease) in net assets from operations			$81,231

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,776	$8,325
Net realized gain (loss)		24,881	14,680
Realized gain distributions		4,994	1,950
Net change in unrealized appreciation (depreciation)		45,580	21,494

Increase (decrease) in net assets from operations		81,231	46,449

Contract owner transactions:
Proceeds from units sold		210,898	177,101
Cost of units redeemed		(200,158)	(122,337)
Account charges		(2,361)	(2,650)
Increase (decrease)		8,379	52,114
Net increase (decrease)		89,610	98,563
Net assets, beginning		462,816	364,253
Net assets, ending		$552,426	$462,816

Units sold		170,841	157,945
Units redeemed		(171,135)	(116,065)
Net increase (decrease)		(294)	41,880
Units outstanding, beginning		396,055	354,175
Units outstanding, ending		395,761	396,055

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$849,138
Cost of units redeemed/account charges			(462,104)
Net investment income (loss)			16,743
Net realized gain (loss)			46,679
Realized gain distributions			7,486
Net change in unrealized appreciation (depreciation)			94,484
Net assets			$552,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	396	$552	1.25%	19.5%	12/31/2025	$1.41	0	$0	1.00%	19.7%	12/31/2025	$1.42	0	$0	0.75%	20.0%
12/31/2024	1.17	396	463	1.25%	13.6%	12/31/2024	1.18	0	0	1.00%	13.9%	12/31/2024	1.18	0	0	0.75%	14.2%
12/31/2023	1.03	354	364	1.25%	18.4%	12/31/2023	1.03	0	0	1.00%	18.7%	12/31/2023	1.04	0	0	0.75%	19.0%
12/31/2022	0.87	106	92	1.25%	-13.2%	12/31/2022	0.87	0	0	1.00%	-13.0%	12/31/2022	0.87	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	0.50%	20.3%	12/31/2025	$1.45	0	$0	0.25%	20.6%	12/31/2025	$1.46	0	$0	0.00%	21.0%
12/31/2024	1.19	0	0	0.50%	14.5%	12/31/2024	1.20	0	0	0.25%	14.8%	12/31/2024	1.21	0	0	0.00%	15.1%
12/31/2023	1.04	0	0	0.50%	19.3%	12/31/2023	1.05	0	0	0.25%	19.6%	12/31/2023	1.05	0	0	0.00%	19.9%
12/31/2022	0.87	0	0	0.50%	-12.7%	12/31/2022	0.88	0	0	0.25%	-12.5%	12/31/2022	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	3.2%
2023	2.3%
2022	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pimco Total Return Ii Instl Class - 06-6YY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,792,757	$1,746,127	211,169
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$1,792,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,792,829	1,728,016	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$1,792,829	1,728,016

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$69,620
Mortality & expense charges			(21,899)
Net investment income (loss)			47,721

Gain (loss) on investments:
Net realized gain (loss)			3,312
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,971
Net gain (loss)			69,283

Increase (decrease) in net assets from operations			$117,004

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,721	$3,476
Net realized gain (loss)		3,312	(29)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		65,971	(19,341)

Increase (decrease) in net assets from operations		117,004	(15,894)

Contract owner transactions:
Proceeds from units sold		339,637	1,757,775
Cost of units redeemed		(380,225)	(24,317)
Account charges		(993)	(158)
Increase (decrease)		(41,581)	1,733,300
Net increase (decrease)		75,423	1,717,406
Net assets, beginning		1,717,406	-
Net assets, ending		$1,792,829	$1,717,406

Units sold		337,509	1,799,979
Units redeemed		(379,391)	(30,081)
Net increase (decrease)		(41,882)	1,769,898
Units outstanding, beginning		1,769,898	-
Units outstanding, ending		1,728,016	1,769,898

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,097,412
Cost of units redeemed/account charges			(405,693)
Net investment income (loss)			51,197
Net realized gain (loss)			3,283
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,630
Net assets			$1,792,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	1,728	$1,793	1.25%	6.9%	12/31/2025	$1.04	0	$0	1.00%	7.2%	12/31/2025	$1.04	0	$0	0.75%	7.5%
12/31/2024	0.97	1,770	1,717	1.25%	-3.0%	12/31/2024	0.97	0	0	1.00%	-2.9%	12/31/2024	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	7.7%	12/31/2025	$1.05	0	$0	0.25%	8.0%	12/31/2025	$1.05	0	$0	0.00%	8.3%
12/31/2024	0.97	0	0	0.50%	-2.8%	12/31/2024	0.97	0	0	0.25%	-2.7%	12/31/2024	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2070 Inst Inst Class - 06-7C7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$481	$484	40
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$481	396	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$481	396

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7
Mortality & expense charges			(1)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(3)
Net gain (loss)			5

Increase (decrease) in net assets from operations			$11

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$-
Net realized gain (loss)		4	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		(3)	-

Increase (decrease) in net assets from operations		11	-

Contract owner transactions:
Proceeds from units sold		658	-
Cost of units redeemed		(144)	-
Account charges		(44)	-
Increase (decrease)		470	-
Net increase (decrease)		481	-
Net assets, beginning		-	-
Net assets, ending		$481	$-

Units sold		554	-
Units redeemed		(158)	-
Net increase (decrease)		396	-
Units outstanding, beginning		-	-
Units outstanding, ending		396	-

* Date of Fund Inception into Variable Account: 4 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$658
Cost of units redeemed/account charges			(188)
Net investment income (loss)			6
Net realized gain (loss)			4
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(3)
Net assets			$481

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	1.25%	21.4%	12/31/2025	$1.22	0	$0	1.00%	21.6%	12/31/2025	$1.22	0	$0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	22.0%	12/31/2025	$1.22	0	$0	0.25%	22.3%	12/31/2025	$1.22	0	$0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Rising Dividend Fund - 06-084

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,605	$58,673	2,913
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$62,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,572	28,000	$2.23
Band 100	-	-	2.30
Band 75	-	-	2.37
Band 50	-	-	2.44
Band 25	-	-	2.51
Band 0	-	-	2.58
Total	$62,572	28,000

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$757
Mortality & expense charges			(1,033)
Net investment income (loss)			(276)

Gain (loss) on investments:
Net realized gain (loss)			8,474
Realized gain distributions			2,669
Net change in unrealized appreciation (depreciation)			(12,798)
Net gain (loss)			(1,655)

Increase (decrease) in net assets from operations			$(1,931)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(276)	$(1,046)
Net realized gain (loss)		8,474	38,127
Realized gain distributions		2,669	6,391
Net change in unrealized appreciation (depreciation)		(12,798)	(18,078)

Increase (decrease) in net assets from operations		(1,931)	25,394

Contract owner transactions:
Proceeds from units sold		2,940	8,434
Cost of units redeemed		(62,806)	(269,072)
Account charges		(158)	-
Increase (decrease)		(60,024)	(260,638)
Net increase (decrease)		(61,955)	(235,244)
Net assets, beginning		124,527	359,771
Net assets, ending		$62,572	$124,527

Units sold		1,265	3,911
Units redeemed		(28,081)	(128,037)
Net increase (decrease)		(26,816)	(124,126)
Units outstanding, beginning		54,816	178,942
Units outstanding, ending		28,000	54,816

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$973,578
Cost of units redeemed/account charges			(1,148,376)
Net investment income (loss)			30
Net realized gain (loss)			72,789
Realized gain distributions			160,619
Net change in unrealized appreciation (depreciation)			3,932
Net assets			$62,572

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	28	$63	1.25%	-1.6%	12/31/2025	$2.30	0	$0	1.00%	-1.4%	12/31/2025	$2.37	0	$0	0.75%	-1.1%
12/31/2024	2.27	55	125	1.25%	13.0%	12/31/2024	2.33	0	0	1.00%	13.3%	12/31/2024	2.39	0	0	0.75%	13.6%
12/31/2023	2.01	179	360	1.25%	11.8%	12/31/2023	2.06	0	0	1.00%	12.1%	12/31/2023	2.11	0	0	0.75%	12.3%
12/31/2022	1.80	132	237	1.25%	-6.4%	12/31/2022	1.84	0	0	1.00%	-6.2%	12/31/2022	1.88	0	0	0.75%	-6.0%
12/31/2021	1.92	157	301	1.25%	23.8%	12/31/2021	1.96	0	0	1.00%	24.1%	12/31/2021	2.00	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	0	$0	0.50%	-0.9%	12/31/2025	$2.51	0	$0	0.25%	-0.6%	12/31/2025	$2.58	0	$0	0.00%	-0.4%
12/31/2024	2.46	0	0	0.50%	13.8%	12/31/2024	2.52	0	0	0.25%	14.1%	12/31/2024	2.59	0	0	0.00%	14.4%
12/31/2023	2.16	0	0	0.50%	12.6%	12/31/2023	2.21	0	0	0.25%	12.9%	12/31/2023	2.26	0	0	0.00%	13.2%
12/31/2022	1.92	0	0	0.50%	-5.7%	12/31/2022	1.96	0	0	0.25%	-5.5%	12/31/2022	2.00	0	0	0.00%	-5.3%
12/31/2021	2.03	0	0	0.50%	24.7%	12/31/2021	2.07	0	0	0.25%	25.0%	12/31/2021	2.11	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.8%
2023	1.2%
2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria World Equity Fund - 06-085

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,233	$17,235	892
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$19,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,223	10,981	$1.75
Band 100	-	-	1.80
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.02
Total	$19,223	10,981

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$45
Mortality & expense charges			(177)
Net investment income (loss)			(132)

Gain (loss) on investments:
Net realized gain (loss)			155
Realized gain distributions			430
Net change in unrealized appreciation (depreciation)			2,017
Net gain (loss)			2,602

Increase (decrease) in net assets from operations			$2,470

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132)	$(577)
Net realized gain (loss)		155	15,703
Realized gain distributions		430	5
Net change in unrealized appreciation (depreciation)		2,017	(12,255)

Increase (decrease) in net assets from operations		2,470	2,876

Contract owner transactions:
Proceeds from units sold		16,951	4,407
Cost of units redeemed		(1,228)	(73,128)
Account charges		(50)	-
Increase (decrease)		15,673	(68,721)
Net increase (decrease)		18,143	(65,845)
Net assets, beginning		1,080	66,925
Net assets, ending		$19,223	$1,080

Units sold		11,012	2,730
Units redeemed		(705)	(45,198)
Net increase (decrease)		10,307	(42,468)
Units outstanding, beginning		674	43,142
Units outstanding, ending		10,981	674

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$170,533
Cost of units redeemed/account charges			(179,454)
Net investment income (loss)			(3,201)
Net realized gain (loss)			20,451
Realized gain distributions			8,896
Net change in unrealized appreciation (depreciation)			1,998
Net assets			$19,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	11	$19	1.25%	9.2%	12/31/2025	$1.80	0	$0	1.00%	9.5%	12/31/2025	$1.85	0	$0	0.75%	9.8%
12/31/2024	1.60	1	1	1.25%	3.3%	12/31/2024	1.65	0	0	1.00%	3.6%	12/31/2024	1.69	0	0	0.75%	3.9%
12/31/2023	1.55	43	67	1.25%	23.4%	12/31/2023	1.59	0	0	1.00%	23.7%	12/31/2023	1.63	0	0	0.75%	24.0%
12/31/2022	1.26	38	48	1.25%	-16.5%	12/31/2022	1.28	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.51	38	57	1.25%	19.6%	12/31/2021	1.53	0	0	1.00%	19.9%	12/31/2021	1.56	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	10.0%	12/31/2025	$1.96	0	$0	0.25%	10.3%	12/31/2025	$2.02	0	$0	0.00%	10.6%
12/31/2024	1.73	0	0	0.50%	4.1%	12/31/2024	1.78	0	0	0.25%	4.4%	12/31/2024	1.83	0	0	0.00%	4.6%
12/31/2023	1.67	0	0	0.50%	24.3%	12/31/2023	1.71	0	0	0.25%	24.6%	12/31/2023	1.75	0	0	0.00%	25.0%
12/31/2022	1.34	0	0	0.50%	-15.9%	12/31/2022	1.37	0	0	0.25%	-15.7%	12/31/2022	1.40	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	20.5%	12/31/2021	1.62	0	0	0.25%	20.8%	12/31/2021	1.65	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.0%
2023	0.9%
2022	1.1%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Value Fund - 06-081

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.97
Band 75	-	-	2.03
Band 50	-	-	2.09
Band 25	-	-	2.15
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			49
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18)
Net gain (loss)			31

Increase (decrease) in net assets from operations			$26

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$(522)
Net realized gain (loss)		49	12,181
Realized gain distributions		-	34
Net change in unrealized appreciation (depreciation)		(18)	(6,670)

Increase (decrease) in net assets from operations		26	5,023

Contract owner transactions:
Proceeds from units sold		1	6,553
Cost of units redeemed		(466)	(93,591)
Account charges		-	(40)
Increase (decrease)		(465)	(87,078)
Net increase (decrease)		(439)	(82,055)
Net assets, beginning		439	82,494
Net assets, ending		$-	$439

Units sold		1	4,022
Units redeemed		(234)	(56,253)
Net increase (decrease)		(233)	(52,231)
Units outstanding, beginning		233	52,464
Units outstanding, ending		-	233

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$364,242
Cost of units redeemed/account charges			(392,585)
Net investment income (loss)			(8,807)
Net realized gain (loss)			14,466
Realized gain distributions			22,684
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	1.25%	1.5%	12/31/2025	$1.97	0	$0	1.00%	1.8%	12/31/2025	$2.03	0	$0	0.75%	2.1%
12/31/2024	1.89	0	0	1.25%	20.0%	12/31/2024	1.94	0	0	1.00%	20.3%	12/31/2024	1.99	0	0	0.75%	20.6%
12/31/2023	1.57	52	82	1.25%	2.2%	12/31/2023	1.61	0	0	1.00%	2.5%	12/31/2023	1.65	0	0	0.75%	2.8%
12/31/2022	1.54	45	70	1.25%	2.9%	12/31/2022	1.57	0	0	1.00%	3.1%	12/31/2022	1.60	0	0	0.75%	3.4%
12/31/2021	1.49	41	62	1.25%	23.6%	12/31/2021	1.52	0	0	1.00%	23.9%	12/31/2021	1.55	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	2.3%	12/31/2025	$2.15	0	$0	0.25%	2.6%	12/31/2025	$2.21	0	$0	0.00%	2.8%
12/31/2024	2.04	0	0	0.50%	20.9%	12/31/2024	2.10	0	0	0.25%	21.2%	12/31/2024	2.15	0	0	0.00%	21.5%
12/31/2023	1.69	0	0	0.50%	3.0%	12/31/2023	1.73	0	0	0.25%	3.3%	12/31/2023	1.77	0	0	0.00%	3.5%
12/31/2022	1.64	0	0	0.50%	3.7%	12/31/2022	1.67	0	0	0.25%	3.9%	12/31/2022	1.71	0	0	0.00%	4.2%
12/31/2021	1.58	0	0	0.50%	24.5%	12/31/2021	1.61	0	0	0.25%	24.8%	12/31/2021	1.64	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.8%
2022	1.2%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Growth Fund - 06-082

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,872	$24,545	552
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$26,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,858	8,653	$3.10
Band 100	-	-	3.19
Band 75	-	-	3.29
Band 50	-	-	3.38
Band 25	-	-	3.48
Band 0	-	-	3.58
Total	$26,858	8,653

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(228)
Net investment income (loss)			(228)

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			1,452
Net change in unrealized appreciation (depreciation)			2,327
Net gain (loss)			3,805

Increase (decrease) in net assets from operations			$3,577

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(228)	$(2,876)
Net realized gain (loss)		26	102,968
Realized gain distributions		1,452	-
Net change in unrealized appreciation (depreciation)		2,327	(77,530)

Increase (decrease) in net assets from operations		3,577	22,562

Contract owner transactions:
Proceeds from units sold		23,348	34,539
Cost of units redeemed		(1)	(555,030)
Account charges		(66)	-
Increase (decrease)		23,281	(520,491)
Net increase (decrease)		26,858	(497,929)
Net assets, beginning		-	497,929
Net assets, ending		$26,858	$-

Units sold		8,674	12,790
Units redeemed		(21)	(207,407)
Net increase (decrease)		8,653	(194,617)
Units outstanding, beginning		-	194,617
Units outstanding, ending		8,653	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$783,594
Cost of units redeemed/account charges			(994,158)
Net investment income (loss)			(28,086)
Net realized gain (loss)			133,727
Realized gain distributions			129,454
Net change in unrealized appreciation (depreciation)			2,327
Net assets			$26,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.10	9	$27	1.25%	6.9%	12/31/2025	$3.19	0	$0	1.00%	7.2%	12/31/2025	$3.29	0	$0	0.75%	7.4%
12/31/2024	2.90	0	0	1.25%	13.5%	12/31/2024	2.98	0	0	1.00%	13.8%	12/31/2024	3.06	0	0	0.75%	14.1%
12/31/2023	2.56	195	498	1.25%	28.7%	12/31/2023	2.62	0	0	1.00%	29.0%	12/31/2023	2.68	0	0	0.75%	29.3%
12/31/2022	1.99	172	342	1.25%	-22.2%	12/31/2022	2.03	0	0	1.00%	-22.0%	12/31/2022	2.07	0	0	0.75%	-21.8%
12/31/2021	2.56	139	356	1.25%	16.1%	12/31/2021	2.60	0	0	1.00%	16.4%	12/31/2021	2.65	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	0	$0	0.50%	7.7%	12/31/2025	$3.48	0	$0	0.25%	8.0%	12/31/2025	$3.58	0	$0	0.00%	8.3%
12/31/2024	3.14	0	0	0.50%	14.3%	12/31/2024	3.23	0	0	0.25%	14.6%	12/31/2024	3.31	0	0	0.00%	14.9%
12/31/2023	2.75	0	0	0.50%	29.6%	12/31/2023	2.81	0	0	0.25%	30.0%	12/31/2023	2.88	0	0	0.00%	30.3%
12/31/2022	2.12	0	0	0.50%	-21.6%	12/31/2022	2.17	0	0	0.25%	-21.4%	12/31/2022	2.21	0	0	0.00%	-21.2%
12/31/2021	2.70	0	0	0.50%	17.0%	12/31/2021	2.76	0	0	0.25%	17.3%	12/31/2021	2.81	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.1%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Emerging Markets Fund R6 Class - 06-3J9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,948	$29,810	1,930
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$36,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,948	26,670	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$36,948	26,670

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$731
Mortality & expense charges			(370)
Net investment income (loss)			361

Gain (loss) on investments:
Net realized gain (loss)			53
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,649
Net gain (loss)			6,702

Increase (decrease) in net assets from operations			$7,063

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$361	$(77)
Net realized gain (loss)		53	502
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,649	1,058

Increase (decrease) in net assets from operations		7,063	1,483

Contract owner transactions:
Proceeds from units sold		6,425	9,139
Cost of units redeemed		-	(4,574)
Account charges		(94)	(67)
Increase (decrease)		6,331	4,498
Net increase (decrease)		13,394	5,981
Net assets, beginning		23,554	17,573
Net assets, ending		$36,948	$23,554

Units sold		4,895	8,464
Units redeemed		(72)	(3,984)
Net increase (decrease)		4,823	4,480
Units outstanding, beginning		21,847	17,367
Units outstanding, ending		26,670	21,847

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$70,726
Cost of units redeemed/account charges			(38,520)
Net investment income (loss)			(46)
Net realized gain (loss)			(2,350)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,138
Net assets			$36,948

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	27	$37	1.25%	28.5%	12/31/2025	$1.41	0	$0	1.00%	28.8%	12/31/2025	$1.44	0	$0	0.75%	29.1%
12/31/2024	1.08	22	24	1.25%	6.5%	12/31/2024	1.10	0	0	1.00%	6.8%	12/31/2024	1.11	0	0	0.75%	7.1%
12/31/2023	1.01	17	18	1.25%	6.9%	12/31/2023	1.03	0	0	1.00%	7.2%	12/31/2023	1.04	0	0	0.75%	7.5%
12/31/2022	0.95	33	31	1.25%	-26.7%	12/31/2022	0.96	0	0	1.00%	-26.5%	12/31/2022	0.97	0	0	0.75%	-26.4%
12/31/2021	1.29	9	11	1.25%	-7.2%	12/31/2021	1.30	0	0	1.00%	-7.0%	12/31/2021	1.31	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	29.5%	12/31/2025	$1.49	0	$0	0.25%	29.8%	12/31/2025	$1.52	0	$0	0.00%	30.1%
12/31/2024	1.13	0	0	0.50%	7.4%	12/31/2024	1.15	0	0	0.25%	7.6%	12/31/2024	1.17	0	0	0.00%	7.9%
12/31/2023	1.05	0	0	0.50%	7.7%	12/31/2023	1.07	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.3%
12/31/2022	0.98	0	0	0.50%	-26.2%	12/31/2022	0.99	0	0	0.25%	-26.0%	12/31/2022	1.00	0	0	0.00%	-25.8%
12/31/2021	1.32	0	0	0.50%	-6.5%	12/31/2021	1.33	0	0	0.25%	-6.3%	12/31/2021	1.35	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	0.9%
2023	0.5%
2022	0.0%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Asset R6 Class - 06-47Y (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	1.25%	6.9%	12/31/2025	$1.55	0	$0	1.00%	7.1%	12/31/2025	$1.58	0	$0	0.75%	7.4%
12/31/2024	1.43	0	0	1.25%	9.4%	12/31/2024	1.45	0	0	1.00%	9.7%	12/31/2024	1.47	0	0	0.75%	9.9%
12/31/2023	1.31	0	0	1.25%	15.9%	12/31/2023	1.32	0	0	1.00%	16.2%	12/31/2023	1.34	0	0	0.75%	16.5%
12/31/2022	1.13	0	0	1.25%	-26.8%	12/31/2022	1.14	0	0	1.00%	-26.6%	12/31/2022	1.15	0	0	0.75%	-26.4%
12/31/2021	1.54	0	0	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.56	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	7.7%	12/31/2025	$1.63	0	$0	0.25%	7.9%	12/31/2025	$1.66	0	$0	0.00%	8.2%
12/31/2024	1.49	0	0	0.50%	10.2%	12/31/2024	1.51	0	0	0.25%	10.5%	12/31/2024	1.53	0	0	0.00%	10.8%
12/31/2023	1.35	0	0	0.50%	16.8%	12/31/2023	1.37	0	0	0.25%	17.0%	12/31/2023	1.38	0	0	0.00%	17.3%
12/31/2022	1.16	0	0	0.50%	-26.2%	12/31/2022	1.17	0	0	0.25%	-26.1%	12/31/2022	1.18	0	0	0.00%	-25.9%
12/31/2021	1.57	0	0	0.50%	13.7%	12/31/2021	1.58	0	0	0.25%	13.9%	12/31/2021	1.59	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Growth R6 Retirement Class - 06-6YW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.82
Band 100	-	-	0.83
Band 75	-	-	0.83
Band 50	-	-	0.83
Band 25	-	-	0.83
Band 0	-	-	0.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.82	0	$0	1.25%	-15.2%	12/31/2025	$0.83	0	$0	1.00%	-15.0%	12/31/2025	$0.83	0	$0	0.75%	-14.8%
12/31/2024	0.97	0	0	1.25%	-2.7%	12/31/2024	0.97	0	0	1.00%	-2.7%	12/31/2024	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.83	0	$0	0.50%	-14.6%	12/31/2025	$0.83	0	$0	0.25%	-14.4%	12/31/2025	$0.84	0	$0	0.00%	-14.2%
12/31/2024	0.97	0	0	0.50%	-2.5%	12/31/2024	0.98	0	0	0.25%	-2.5%	12/31/2024	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund R6 Class - 06-34C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,821	$104,365	4,787
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$111,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,885	73,482	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$111,885	73,482

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,157
Mortality & expense charges			(12,829)
Net investment income (loss)			(1,672)

Gain (loss) on investments:
Net realized gain (loss)			(68,236)
Realized gain distributions			80,712
Net change in unrealized appreciation (depreciation)			42,988
Net gain (loss)			55,464

Increase (decrease) in net assets from operations			$53,792

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,672)	$3,183
Net realized gain (loss)		(68,236)	2,028
Realized gain distributions		80,712	71,000
Net change in unrealized appreciation (depreciation)		42,988	(9,885)

Increase (decrease) in net assets from operations		53,792	66,326

Contract owner transactions:
Proceeds from units sold		172,186	89,136
Cost of units redeemed		(1,187,889)	(124,463)
Account charges		(1,281)	(903)
Increase (decrease)		(1,016,984)	(36,230)
Net increase (decrease)		(963,192)	30,096
Net assets, beginning		1,075,077	1,044,981
Net assets, ending		$111,885	$1,075,077

Units sold		124,458	63,131
Units redeemed		(781,967)	(86,409)
Net increase (decrease)		(657,509)	(23,278)
Units outstanding, beginning		730,991	754,269
Units outstanding, ending		73,482	730,991

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,155,890
Cost of units redeemed/account charges			(2,379,000)
Net investment income (loss)			4,176
Net realized gain (loss)			(205,291)
Realized gain distributions			528,654
Net change in unrealized appreciation (depreciation)			7,456
Net assets			$111,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	73	$112	1.25%	3.5%	12/31/2025	$1.55	0	$0	1.00%	3.8%	12/31/2025	$1.58	0	$0	0.75%	4.0%
12/31/2024	1.47	731	1,075	1.25%	6.2%	12/31/2024	1.50	0	0	1.00%	6.4%	12/31/2024	1.52	0	0	0.75%	6.7%
12/31/2023	1.39	754	1,045	1.25%	15.2%	12/31/2023	1.41	0	0	1.00%	15.5%	12/31/2023	1.43	0	0	0.75%	15.8%
12/31/2022	1.20	919	1,105	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.6%	12/31/2022	1.23	0	0	0.75%	-8.4%
12/31/2021	1.32	806	1,063	1.25%	26.6%	12/31/2021	1.33	0	0	1.00%	26.9%	12/31/2021	1.34	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	4.3%	12/31/2025	$1.65	0	$0	0.25%	4.6%	12/31/2025	$1.68	0	$0	0.00%	4.8%
12/31/2024	1.55	0	0	0.50%	7.0%	12/31/2024	1.57	0	0	0.25%	7.2%	12/31/2024	1.60	0	0	0.00%	7.5%
12/31/2023	1.45	0	0	0.50%	16.1%	12/31/2023	1.47	0	0	0.25%	16.4%	12/31/2023	1.49	0	0	0.00%	16.7%
12/31/2022	1.25	0	0	0.50%	-8.2%	12/31/2022	1.26	0	0	0.25%	-8.0%	12/31/2022	1.28	0	0	0.00%	-7.7%
12/31/2021	1.36	0	0	0.50%	27.6%	12/31/2021	1.37	0	0	0.25%	27.9%	12/31/2021	1.38	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.6%
2023	1.4%
2022	1.6%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund Investor Class - 06-34F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,956	$64,944	2,800
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$60,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,977	41,216	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$60,977	41,216

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$523
Mortality & expense charges			(800)
Net investment income (loss)			(277)

Gain (loss) on investments:
Net realized gain (loss)			(2,110)
Realized gain distributions			5,566
Net change in unrealized appreciation (depreciation)			(197)
Net gain (loss)			3,259

Increase (decrease) in net assets from operations			$2,982

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(277)	$(2,060)
Net realized gain (loss)		(2,110)	38,059
Realized gain distributions		5,566	4,573
Net change in unrealized appreciation (depreciation)		(197)	(15,459)

Increase (decrease) in net assets from operations		2,982	25,113

Contract owner transactions:
Proceeds from units sold		22,565	91,524
Cost of units redeemed		(31,257)	(255,737)
Account charges		-	(2)
Increase (decrease)		(8,692)	(164,215)
Net increase (decrease)		(5,710)	(139,102)
Net assets, beginning		66,687	205,789
Net assets, ending		$60,977	$66,687

Units sold		16,801	65,318
Units redeemed		(22,074)	(170,481)
Net increase (decrease)		(5,273)	(105,163)
Units outstanding, beginning		46,489	151,652
Units outstanding, ending		41,216	46,489

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$303,283
Cost of units redeemed/account charges			(290,267)
Net investment income (loss)			(1,164)
Net realized gain (loss)			35,893
Realized gain distributions			17,220
Net change in unrealized appreciation (depreciation)			(3,988)
Net assets			$60,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	41	$61	1.25%	3.1%	12/31/2025	$1.51	0	$0	1.00%	3.4%	12/31/2025	$1.54	0	$0	0.75%	3.7%
12/31/2024	1.43	46	67	1.25%	5.7%	12/31/2024	1.46	0	0	1.00%	6.0%	12/31/2024	1.48	0	0	0.75%	6.2%
12/31/2023	1.36	152	206	1.25%	14.9%	12/31/2023	1.38	0	0	1.00%	15.1%	12/31/2023	1.40	0	0	0.75%	15.4%
12/31/2022	1.18	0	0	1.25%	-9.2%	12/31/2022	1.20	0	0	1.00%	-9.0%	12/31/2022	1.21	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	26.1%	12/31/2021	1.31	0	0	1.00%	26.5%	12/31/2021	1.33	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	3.9%	12/31/2025	$1.60	0	$0	0.25%	4.2%	12/31/2025	$1.63	0	$0	0.00%	4.4%
12/31/2024	1.51	0	0	0.50%	6.5%	12/31/2024	1.54	0	0	0.25%	6.8%	12/31/2024	1.56	0	0	0.00%	7.0%
12/31/2023	1.42	0	0	0.50%	15.7%	12/31/2023	1.44	0	0	0.25%	16.0%	12/31/2023	1.46	0	0	0.00%	16.3%
12/31/2022	1.22	0	0	0.50%	-8.5%	12/31/2022	1.24	0	0	0.25%	-8.3%	12/31/2022	1.25	0	0	0.00%	-8.1%
12/31/2021	1.34	0	0	0.50%	27.1%	12/31/2021	1.35	0	0	0.25%	27.4%	12/31/2021	1.36	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.6%
2023	2.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Large Cap Value Fund Institutional Class - 06-46F (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$644,251
Cost of units redeemed/account charges			(629,885)
Net investment income (loss)			1,482
Net realized gain (loss)			(113,583)
Realized gain distributions			97,735
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	1.25%	13.1%	12/31/2025	$1.89	0	$0	1.00%	13.4%	12/31/2025	$1.92	0	$0	0.75%	13.7%
12/31/2024	1.65	0	0	1.25%	13.8%	12/31/2024	1.67	0	0	1.00%	14.0%	12/31/2024	1.69	0	0	0.75%	14.3%
12/31/2023	1.45	0	0	1.25%	12.0%	12/31/2023	1.46	0	0	1.00%	12.3%	12/31/2023	1.48	0	0	0.75%	12.6%
12/31/2022	1.29	415	536	1.25%	-6.4%	12/31/2022	1.30	0	0	1.00%	-6.2%	12/31/2022	1.31	0	0	0.75%	-6.0%
12/31/2021	1.38	404	558	1.25%	26.4%	12/31/2021	1.39	0	0	1.00%	26.7%	12/31/2021	1.40	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	14.0%	12/31/2025	$1.98	0	$0	0.25%	14.2%	12/31/2025	$2.02	0	$0	0.00%	14.5%
12/31/2024	1.71	0	0	0.50%	14.6%	12/31/2024	1.74	0	0	0.25%	14.9%	12/31/2024	1.76	0	0	0.00%	15.2%
12/31/2023	1.50	0	0	0.50%	12.9%	12/31/2023	1.51	0	0	0.25%	13.2%	12/31/2023	1.53	0	0	0.00%	13.4%
12/31/2022	1.32	0	0	0.50%	-5.7%	12/31/2022	1.34	0	0	0.25%	-5.5%	12/31/2022	1.35	0	0	0.00%	-5.3%
12/31/2021	1.41	0	0	0.50%	27.3%	12/31/2021	1.41	0	0	0.25%	27.7%	12/31/2021	1.42	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	1.6%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon ST Mid-Cap Retirement Class - 06-69V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$664,450	$703,382	19,146
Receivables: investments sold	-
Payables: investments purchased	(82)
Net assets	$664,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$664,368	576,141	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$664,368	576,141

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,871)
Net investment income (loss)			(7,871)

Gain (loss) on investments:
Net realized gain (loss)			1,057
Realized gain distributions			134,938
Net change in unrealized appreciation (depreciation)			(60,100)
Net gain (loss)			75,895

Increase (decrease) in net assets from operations			$68,024

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,871)	$(4,395)
Net realized gain (loss)		1,057	(29)
Realized gain distributions		134,938	22,247
Net change in unrealized appreciation (depreciation)		(60,100)	21,168

Increase (decrease) in net assets from operations		68,024	38,991

Contract owner transactions:
Proceeds from units sold		13,919	1,395,216
Cost of units redeemed		(15,182)	(836,346)
Account charges		(144)	(110)
Increase (decrease)		(1,407)	558,760
Net increase (decrease)		66,617	597,751
Net assets, beginning		597,751	-
Net assets, ending		$664,368	$597,751

Units sold		12,872	1,448,586
Units redeemed		(14,685)	(870,632)
Net increase (decrease)		(1,813)	577,954
Units outstanding, beginning		577,954	-
Units outstanding, ending		576,141	577,954

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,409,135
Cost of units redeemed/account charges			(851,782)
Net investment income (loss)			(12,266)
Net realized gain (loss)			1,028
Realized gain distributions			157,185
Net change in unrealized appreciation (depreciation)			(38,932)
Net assets			$664,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	576	$664	1.25%	11.5%	12/31/2025	$1.16	0	$0	1.00%	11.8%	12/31/2025	$1.18	0	$0	0.75%	12.1%
12/31/2024	1.03	578	598	1.25%	12.0%	12/31/2024	1.04	0	0	1.00%	12.3%	12/31/2024	1.05	0	0	0.75%	12.5%
12/31/2023	0.92	0	0	1.25%	24.0%	12/31/2023	0.93	0	0	1.00%	24.3%	12/31/2023	0.93	0	0	0.75%	24.6%
12/31/2022	0.74	0	0	1.25%	-28.9%	12/31/2022	0.75	0	0	1.00%	-28.8%	12/31/2022	0.75	0	0	0.75%	-28.6%
12/31/2021	1.05	0	0	1.25%	4.8%	12/31/2021	1.05	0	0	1.00%	4.8%	12/31/2021	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	12.3%	12/31/2025	$1.20	0	$0	0.25%	12.6%	12/31/2025	$1.21	0	$0	0.00%	12.9%
12/31/2024	1.06	0	0	0.50%	12.8%	12/31/2024	1.07	0	0	0.25%	13.1%	12/31/2024	1.07	0	0	0.00%	13.4%
12/31/2023	0.94	0	0	0.50%	24.9%	12/31/2023	0.94	0	0	0.25%	25.2%	12/31/2023	0.95	0	0	0.00%	25.6%
12/31/2022	0.75	0	0	0.50%	-28.4%	12/31/2022	0.75	0	0	0.25%	-28.2%	12/31/2022	0.75	0	0	0.00%	-28.0%
12/31/2021	1.05	0	0	0.50%	4.8%	12/31/2021	1.05	0	0	0.25%	4.8%	12/31/2021	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund Investor Class - 06-33X (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,714
Cost of units redeemed/account charges			(8,323)
Net investment income (loss)			194
Net realized gain (loss)			225
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	1.25%	34.8%	12/31/2025	$1.53	0	$0	1.00%	35.2%	12/31/2025	$1.56	0	$0	0.75%	35.5%
12/31/2024	1.11	0	0	1.25%	0.5%	12/31/2024	1.13	0	0	1.00%	0.8%	12/31/2024	1.15	0	0	0.75%	1.0%
12/31/2023	1.11	0	0	1.25%	20.6%	12/31/2023	1.12	0	0	1.00%	20.9%	12/31/2023	1.14	0	0	0.75%	21.2%
12/31/2022	0.92	0	0	1.25%	-12.3%	12/31/2022	0.93	0	0	1.00%	-12.0%	12/31/2022	0.94	0	0	0.75%	-11.8%
12/31/2021	1.05	0	0	1.25%	7.9%	12/31/2021	1.06	0	0	1.00%	8.2%	12/31/2021	1.07	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	0.50%	35.8%	12/31/2025	$1.62	0	$0	0.25%	36.2%	12/31/2025	$1.65	0	$0	0.00%	36.5%
12/31/2024	1.17	0	0	0.50%	1.3%	12/31/2024	1.19	0	0	0.25%	1.5%	12/31/2024	1.21	0	0	0.00%	1.8%
12/31/2023	1.16	0	0	0.50%	21.5%	12/31/2023	1.17	0	0	0.25%	21.8%	12/31/2023	1.19	0	0	0.00%	22.1%
12/31/2022	0.95	0	0	0.50%	-11.6%	12/31/2022	0.96	0	0	0.25%	-11.4%	12/31/2022	0.98	0	0	0.00%	-11.2%
12/31/2021	1.08	0	0	0.50%	8.8%	12/31/2021	1.09	0	0	0.25%	9.0%	12/31/2021	1.10	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund R6 Class - 06-33Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,277	$226,241	10,755
Receivables: investments sold	-
Payables: investments purchased	(33,990)
Net assets	$196,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,287	126,768	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$196,287	126,768

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,960
Mortality & expense charges			(2,236)
Net investment income (loss)			4,724

Gain (loss) on investments:
Net realized gain (loss)			(2,772)
Realized gain distributions			18,940
Net change in unrealized appreciation (depreciation)			29,734
Net gain (loss)			45,902

Increase (decrease) in net assets from operations			$50,626

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,724	$4,721
Net realized gain (loss)		(2,772)	57
Realized gain distributions		18,940	18,790
Net change in unrealized appreciation (depreciation)		29,734	(27,923)

Increase (decrease) in net assets from operations		50,626	(4,355)

Contract owner transactions:
Proceeds from units sold		82,350	94,161
Cost of units redeemed		(67,410)	(997)
Account charges		(596)	(60)
Increase (decrease)		14,344	93,104
Net increase (decrease)		64,970	88,749
Net assets, beginning		131,317	42,568
Net assets, ending		$196,287	$131,317

Units sold		59,466	78,151
Units redeemed		(47,557)	(840)
Net increase (decrease)		11,909	77,311
Units outstanding, beginning		114,859	37,548
Units outstanding, ending		126,768	114,859

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,641,185
Cost of units redeemed/account charges			(1,483,039)
Net investment income (loss)			19,092
Net realized gain (loss)			(26,089)
Realized gain distributions			41,102
Net change in unrealized appreciation (depreciation)			4,036
Net assets			$196,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	127	$196	1.25%	35.4%	12/31/2025	$1.58	0	$0	1.00%	35.8%	12/31/2025	$1.61	0	$0	0.75%	36.1%
12/31/2024	1.14	115	131	1.25%	0.8%	12/31/2024	1.16	0	0	1.00%	1.1%	12/31/2024	1.18	0	0	0.75%	1.4%
12/31/2023	1.13	38	43	1.25%	21.2%	12/31/2023	1.15	0	0	1.00%	21.5%	12/31/2023	1.17	0	0	0.75%	21.8%
12/31/2022	0.94	30	28	1.25%	-12.0%	12/31/2022	0.95	0	0	1.00%	-11.7%	12/31/2022	0.96	0	0	0.75%	-11.5%
12/31/2021	1.06	20	22	1.25%	8.3%	12/31/2021	1.07	0	0	1.00%	8.6%	12/31/2021	1.08	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	36.5%	12/31/2025	$1.67	0	$0	0.25%	36.8%	12/31/2025	$1.71	0	$0	0.00%	37.1%
12/31/2024	1.20	0	0	0.50%	1.6%	12/31/2024	1.22	0	0	0.25%	1.9%	12/31/2024	1.24	0	0	0.00%	2.1%
12/31/2023	1.18	0	0	0.50%	22.1%	12/31/2023	1.20	0	0	0.25%	22.4%	12/31/2023	1.22	0	0	0.00%	22.7%
12/31/2022	0.97	0	0	0.50%	-11.3%	12/31/2022	0.98	0	0	0.25%	-11.1%	12/31/2022	0.99	0	0	0.00%	-10.9%
12/31/2021	1.09	0	0	0.50%	9.2%	12/31/2021	1.10	0	0	0.25%	9.4%	12/31/2021	1.11	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	6.4%
2023	3.8%
2022	3.3%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Shp SMID Eq R5 Class - 06-6J6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	1.25%	-4.0%	12/31/2025	$1.09	0	$0	1.00%	-3.7%	12/31/2025	$1.10	0	$0	0.75%	-3.5%
12/31/2024	1.13	0	0	1.25%	-2.5%	12/31/2024	1.14	0	0	1.00%	-2.3%	12/31/2024	1.14	0	0	0.75%	-2.1%
12/31/2023	1.16	0	0	1.25%	8.1%	12/31/2023	1.16	0	0	1.00%	8.4%	12/31/2023	1.17	0	0	0.75%	8.6%
12/31/2022	1.07	0	0	1.25%	7.2%	12/31/2022	1.07	0	0	1.00%	7.3%	12/31/2022	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	-3.2%	12/31/2025	$1.12	0	$0	0.25%	-3.0%	12/31/2025	$1.13	0	$0	0.00%	-2.8%
12/31/2024	1.15	0	0	0.50%	-1.8%	12/31/2024	1.15	0	0	0.25%	-1.6%	12/31/2024	1.16	0	0	0.00%	-1.3%
12/31/2023	1.17	0	0	0.50%	8.9%	12/31/2023	1.17	0	0	0.25%	9.2%	12/31/2023	1.18	0	0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	7.4%	12/31/2022	1.07	0	0	0.25%	7.4%	12/31/2022	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,794,282	$12,450,625	1,277,909
Receivables: investments sold	23,149
Payables: investments purchased	-
Net assets	$12,817,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,817,431	11,102,716	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$12,817,431	11,102,716

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$760,730
Mortality & expense charges			(224,482)
Net investment income (loss)			536,248

Gain (loss) on investments:
Net realized gain (loss)			515,646
Realized gain distributions			290,559
Net change in unrealized appreciation (depreciation)			(265,780)
Net gain (loss)			540,425

Increase (decrease) in net assets from operations			$1,076,673

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$536,248	$599,814
Net realized gain (loss)		515,646	71,075
Realized gain distributions		290,559	-
Net change in unrealized appreciation (depreciation)		(265,780)	609,437

Increase (decrease) in net assets from operations		1,076,673	1,280,326

Contract owner transactions:
Proceeds from units sold		3,807,517	20,467,898
Cost of units redeemed		(9,717,801)	(3,996,854)
Account charges		(57,252)	(43,076)
Increase (decrease)		(5,967,536)	16,427,968
Net increase (decrease)		(4,890,863)	17,708,294
Net assets, beginning		17,708,294	-
Net assets, ending		$12,817,431	$17,708,294

Units sold		3,442,175	20,871,626
Units redeemed		(8,609,244)	(4,601,841)
Net increase (decrease)		(5,167,069)	16,269,785
Units outstanding, beginning		16,269,785	-
Units outstanding, ending		11,102,716	16,269,785

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,275,415
Cost of units redeemed/account charges			(13,814,983)
Net investment income (loss)			1,136,062
Net realized gain (loss)			586,721
Realized gain distributions			290,559
Net change in unrealized appreciation (depreciation)			343,657
Net assets			$12,817,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	11,103	$12,817	1.25%	6.1%	12/31/2025	$1.16	0	$0	1.00%	6.3%	12/31/2025	$1.17	0	$0	0.75%	6.6%
12/31/2024	1.09	16,270	17,708	1.25%	8.0%	12/31/2024	1.09	0	0	1.00%	8.3%	12/31/2024	1.09	0	0	0.75%	8.6%
12/31/2023	1.01	0	0	1.25%	0.7%	12/31/2023	1.01	0	0	1.00%	0.7%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	6.9%	12/31/2025	$1.18	0	$0	0.25%	7.1%	12/31/2025	$1.18	0	$0	0.00%	7.4%
12/31/2024	1.10	0	0	0.50%	8.9%	12/31/2024	1.10	0	0	0.25%	9.1%	12/31/2024	1.10	0	0	0.00%	9.4%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	9.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AmBeacon Lg Cap Val R6 Retirement Class - 06-7CC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	1.25%	16.5%	12/31/2025	$1.17	0	$0	1.00%	16.7%	12/31/2025	$1.17	0	$0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	17.1%	12/31/2025	$1.17	0	$0	0.25%	17.3%	12/31/2025	$1.18	0	$0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund Investor Class - 06-694

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$873,950	$862,469	38,011
Receivables: investments sold	690
Payables: investments purchased	-
Net assets	$874,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$874,640	155,472	$5.63
Band 100	-	-	5.82
Band 75	-	-	6.02
Band 50	-	-	6.23
Band 25	-	-	6.45
Band 0	-	-	6.67
Total	$874,640	155,472

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,888)
Net investment income (loss)			(9,888)

Gain (loss) on investments:
Net realized gain (loss)			(3,662)
Realized gain distributions			104,531
Net change in unrealized appreciation (depreciation)			22,777
Net gain (loss)			123,646

Increase (decrease) in net assets from operations			$113,758

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,888)	$(8,666)
Net realized gain (loss)		(3,662)	6,209
Realized gain distributions		104,531	240,399
Net change in unrealized appreciation (depreciation)		22,777	(61,786)

Increase (decrease) in net assets from operations		113,758	176,156

Contract owner transactions:
Proceeds from units sold		26,526	23,959
Cost of units redeemed		(46,125)	(54,276)
Account charges		(27)	-
Increase (decrease)		(19,626)	(30,317)
Net increase (decrease)		94,132	145,839
Net assets, beginning		780,508	634,669
Net assets, ending		$874,640	$780,508

Units sold		5,219	5,508
Units redeemed		(10,337)	(14,306)
Net increase (decrease)		(5,118)	(8,798)
Units outstanding, beginning		160,590	169,388
Units outstanding, ending		155,472	160,590

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,531,938
Cost of units redeemed/account charges			(8,303,774)
Net investment income (loss)			(187,399)
Net realized gain (loss)			1,314,108
Realized gain distributions			1,508,286
Net change in unrealized appreciation (depreciation)			11,481
Net assets			$874,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.63	155	$875	1.25%	15.7%	12/31/2025	$5.82	0	$0	1.00%	16.0%	12/31/2025	$6.02	0	$0	0.75%	16.3%
12/31/2024	4.86	161	781	1.25%	29.7%	12/31/2024	5.02	0	0	1.00%	30.0%	12/31/2024	5.18	0	0	0.75%	30.4%
12/31/2023	3.75	169	635	1.25%	41.3%	12/31/2023	3.86	0	0	1.00%	41.7%	12/31/2023	3.97	0	0	0.75%	42.0%
12/31/2022	2.65	163	432	1.25%	-32.3%	12/31/2022	2.72	0	0	1.00%	-32.1%	12/31/2022	2.80	0	0	0.75%	-31.9%
12/31/2021	3.92	167	653	1.25%	22.3%	12/31/2021	4.01	0	0	1.00%	22.6%	12/31/2021	4.11	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.23	0	$0	0.50%	16.6%	12/31/2025	$6.45	0	$0	0.25%	16.9%	12/31/2025	$6.67	0	$0	0.00%	17.2%
12/31/2024	5.34	0	0	0.50%	30.7%	12/31/2024	5.51	0	0	0.25%	31.0%	12/31/2024	5.69	0	0	0.00%	31.4%
12/31/2023	4.09	0	0	0.50%	42.4%	12/31/2023	4.21	0	0	0.25%	42.7%	12/31/2023	4.33	0	0	0.00%	43.1%
12/31/2022	2.87	0	0	0.50%	-31.8%	12/31/2022	2.95	0	0	0.25%	-31.6%	12/31/2022	3.03	0	0	0.00%	-31.4%
12/31/2021	4.21	0	0	0.50%	23.2%	12/31/2021	4.31	0	0	0.25%	23.5%	12/31/2021	4.42	32	140	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio Investor Class - 06-427

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,792,381	$1,813,839	142,658
Receivables: investments sold	-
Payables: investments purchased	(593)
Net assets	$1,791,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,697,945	688,168	$2.47
Band 100	-	-	2.57
Band 75	-	-	2.68
Band 50	-	-	2.80
Band 25	-	-	2.91
Band 0	93,843	30,881	3.04
Total	$1,791,788	719,049

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$75,540
Mortality & expense charges			(44,393)
Net investment income (loss)			31,147

Gain (loss) on investments:
Net realized gain (loss)			91,192
Realized gain distributions			241,516
Net change in unrealized appreciation (depreciation)			1,004
Net gain (loss)			333,712

Increase (decrease) in net assets from operations			$364,859

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,147	$33,145
Net realized gain (loss)		91,192	(24,754)
Realized gain distributions		241,516	31,499
Net change in unrealized appreciation (depreciation)		1,004	171,933

Increase (decrease) in net assets from operations		364,859	211,823

Contract owner transactions:
Proceeds from units sold		4,750,895	425,253
Cost of units redeemed		(5,498,309)	(2,336,470)
Account charges		(1,305)	(2,291)
Increase (decrease)		(748,719)	(1,913,508)
Net increase (decrease)		(383,860)	(1,701,685)
Net assets, beginning		2,175,648	3,877,333
Net assets, ending		$1,791,788	$2,175,648

Units sold		2,041,206	199,732
Units redeemed		(2,281,705)	(1,060,354)
Net increase (decrease)		(240,499)	(860,622)
Units outstanding, beginning		959,548	1,820,170
Units outstanding, ending		719,049	959,548

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$95,115,982
Cost of units redeemed/account charges			(98,747,308)
Net investment income (loss)			1,100,105
Net realized gain (loss)			1,424,490
Realized gain distributions			2,919,977
Net change in unrealized appreciation (depreciation)			(21,458)
Net assets			$1,791,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	688	$1,698	1.25%	9.5%	12/31/2025	$2.57	0	$0	1.00%	9.8%	12/31/2025	$2.68	0	$0	0.75%	10.0%
12/31/2024	2.25	932	2,101	1.25%	6.2%	12/31/2024	2.34	0	0	1.00%	6.5%	12/31/2024	2.44	0	0	0.75%	6.7%
12/31/2023	2.12	1,786	3,790	1.25%	9.7%	12/31/2023	2.20	0	0	1.00%	10.0%	12/31/2023	2.28	0	0	0.75%	10.2%
12/31/2022	1.93	3,270	6,326	1.25%	-14.3%	12/31/2022	2.00	0	0	1.00%	-14.1%	12/31/2022	2.07	0	0	0.75%	-13.9%
12/31/2021	2.26	5,127	11,573	1.25%	7.5%	12/31/2021	2.33	0	0	1.00%	7.8%	12/31/2021	2.40	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	0	$0	0.50%	10.3%	12/31/2025	$2.91	0	$0	0.25%	10.6%	12/31/2025	$3.04	31	$94	0.00%	10.9%
12/31/2024	2.53	0	0	0.50%	7.0%	12/31/2024	2.64	0	0	0.25%	7.3%	12/31/2024	2.74	27	74	0.00%	7.5%
12/31/2023	2.37	0	0	0.50%	10.5%	12/31/2023	2.46	0	0	0.25%	10.8%	12/31/2023	2.55	34	87	0.00%	11.1%
12/31/2022	2.14	0	0	0.50%	-13.6%	12/31/2022	2.22	0	0	0.25%	-13.4%	12/31/2022	2.29	36	84	0.00%	-13.2%
12/31/2021	2.48	0	0	0.50%	8.3%	12/31/2021	2.56	0	0	0.25%	8.6%	12/31/2021	2.64	29	77	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.4%
2023	1.7%
2022	2.2%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund A Class - 06-380

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$224,519	$235,150	8,684
Receivables: investments sold	318
Payables: investments purchased	-
Net assets	$224,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$198,277	46,872	$4.23
Band 100	26,560	5,935	4.48
Band 75	-	-	4.73
Band 50	-	-	5.00
Band 25	-	-	5.29
Band 0	-	-	5.65
Total	$224,837	52,807

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,583
Mortality & expense charges			(3,027)
Net investment income (loss)			1,556

Gain (loss) on investments:
Net realized gain (loss)			(1,842)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(955)
Net gain (loss)			(2,797)

Increase (decrease) in net assets from operations			$(1,241)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,556	$1,144
Net realized gain (loss)		(1,842)	(2,997)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(955)	15,119

Increase (decrease) in net assets from operations		(1,241)	13,266

Contract owner transactions:
Proceeds from units sold		23,045	42,032
Cost of units redeemed		(51,870)	(21,107)
Account charges		(193)	(178)
Increase (decrease)		(29,018)	20,747
Net increase (decrease)		(30,259)	34,013
Net assets, beginning		255,096	221,083
Net assets, ending		$224,837	$255,096

Units sold		5,394	10,445
Units redeemed		(12,141)	(5,605)
Net increase (decrease)		(6,747)	4,840
Units outstanding, beginning		59,554	54,714
Units outstanding, ending		52,807	59,554

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,955,474
Cost of units redeemed/account charges			(18,207,398)
Net investment income (loss)			148,175
Net realized gain (loss)			353,727
Realized gain distributions			985,490
Net change in unrealized appreciation (depreciation)			(10,631)
Net assets			$224,837

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.23	47	$198	1.25%	-0.7%	12/31/2025	$4.48	6	$27	1.00%	-0.4%	12/31/2025	$4.73	0	$0	0.75%	-0.2%
12/31/2024	4.26	53	228	1.25%	6.0%	12/31/2024	4.49	6	27	1.00%	6.3%	12/31/2024	4.74	0	0	0.75%	6.6%
12/31/2023	4.02	49	195	1.25%	9.4%	12/31/2023	4.23	6	26	1.00%	9.6%	12/31/2023	4.45	0	0	0.75%	9.9%
12/31/2022	3.67	63	230	1.25%	-25.8%	12/31/2022	3.86	6	24	1.00%	-25.7%	12/31/2022	4.05	0	0	0.75%	-25.5%
12/31/2021	4.95	100	494	1.25%	39.2%	12/31/2021	5.19	7	35	1.00%	39.6%	12/31/2021	5.43	0	0	0.75%	39.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.00	0	$0	0.50%	0.1%	12/31/2025	$5.29	0	$0	0.25%	0.3%	12/31/2025	$5.65	0	$0	0.00%	0.6%
12/31/2024	5.00	0	0	0.50%	6.8%	12/31/2024	5.27	0	0	0.25%	7.1%	12/31/2024	5.62	0	0	0.00%	7.4%
12/31/2023	4.68	0	0	0.50%	10.2%	12/31/2023	4.92	0	0	0.25%	10.5%	12/31/2023	5.23	0	0	0.00%	10.7%
12/31/2022	4.25	0	0	0.50%	-25.3%	12/31/2022	4.46	0	0	0.25%	-25.1%	12/31/2022	4.72	0	0	0.00%	-24.9%
12/31/2021	5.68	0	0	0.50%	40.3%	12/31/2021	5.95	0	0	0.25%	40.6%	12/31/2021	6.29	0	0	0.00%	41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.7%
2023	1.9%
2022	1.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund Investor Class - 06-269

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,213	$273,197	9,277
Receivables: investments sold	-
Payables: investments purchased	(17,640)
Net assets	$240,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,573	132,800	$1.81
Band 100	-	-	1.90
Band 75	-	-	1.99
Band 50	-	-	2.08
Band 25	-	-	2.18
Band 0	-	-	2.29
Total	$240,573	132,800

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,465
Mortality & expense charges			(4,724)
Net investment income (loss)			2,741

Gain (loss) on investments:
Net realized gain (loss)			(10,042)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,927
Net gain (loss)			(2,115)

Increase (decrease) in net assets from operations			$626

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,741	$2,775
Net realized gain (loss)		(10,042)	(6,453)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,927	31,945

Increase (decrease) in net assets from operations		626	28,267

Contract owner transactions:
Proceeds from units sold		63,121	29,185
Cost of units redeemed		(209,639)	(94,825)
Account charges		(249)	(655)
Increase (decrease)		(146,767)	(66,295)
Net increase (decrease)		(146,141)	(38,028)
Net assets, beginning		386,714	424,742
Net assets, ending		$240,573	$386,714

Units sold		34,603	16,775
Units redeemed		(114,343)	(52,349)
Net increase (decrease)		(79,740)	(35,574)
Units outstanding, beginning		212,540	248,114
Units outstanding, ending		132,800	212,540

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,269,016
Cost of units redeemed/account charges			(21,029,075)
Net investment income (loss)			190,811
Net realized gain (loss)			1,346,774
Realized gain distributions			478,031
Net change in unrealized appreciation (depreciation)			(14,984)
Net assets			$240,573

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	133	$241	1.25%	-0.4%	12/31/2025	$1.90	0	$0	1.00%	-0.2%	12/31/2025	$1.99	0	$0	0.75%	0.1%
12/31/2024	1.82	213	387	1.25%	6.3%	12/31/2024	1.90	0	0	1.00%	6.6%	12/31/2024	1.99	0	0	0.75%	6.8%
12/31/2023	1.71	248	425	1.25%	9.6%	12/31/2023	1.78	0	0	1.00%	9.9%	12/31/2023	1.86	0	0	0.75%	10.2%
12/31/2022	1.56	272	425	1.25%	-25.6%	12/31/2022	1.62	0	0	1.00%	-25.5%	12/31/2022	1.69	0	0	0.75%	-25.3%
12/31/2021	2.10	283	594	1.25%	39.6%	12/31/2021	2.18	0	0	1.00%	39.9%	12/31/2021	2.26	0	0	0.75%	40.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	0	$0	0.50%	0.3%	12/31/2025	$2.18	0	$0	0.25%	0.6%	12/31/2025	$2.29	0	$0	0.00%	0.8%
12/31/2024	2.08	0	0	0.50%	7.1%	12/31/2024	2.17	0	0	0.25%	7.4%	12/31/2024	2.27	0	0	0.00%	7.6%
12/31/2023	1.94	0	0	0.50%	10.4%	12/31/2023	2.02	0	0	0.25%	10.7%	12/31/2023	2.11	0	0	0.00%	11.0%
12/31/2022	1.76	0	0	0.50%	-25.1%	12/31/2022	1.83	0	0	0.25%	-24.9%	12/31/2022	1.90	0	0	0.00%	-24.7%
12/31/2021	2.34	0	0	0.50%	40.6%	12/31/2021	2.43	0	0	0.25%	41.0%	12/31/2021	2.52	0	0	0.00%	41.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	1.9%
2023	2.4%
2022	2.0%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select Investor Class - 06-440

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,969	$61,521	652
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$83,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,999	5,864	$14.33
Band 100	-	-	15.15
Band 75	-	-	16.01
Band 50	-	-	16.93
Band 25	-	-	17.90
Band 0	-	-	21.30
Total	$83,999	5,864

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(911)
Net investment income (loss)			(911)

Gain (loss) on investments:
Net realized gain (loss)			171
Realized gain distributions			7,648
Net change in unrealized appreciation (depreciation)			3,851
Net gain (loss)			11,670

Increase (decrease) in net assets from operations			$10,759

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(911)	$(731)
Net realized gain (loss)		171	141
Realized gain distributions		7,648	2,375
Net change in unrealized appreciation (depreciation)		3,851	10,685

Increase (decrease) in net assets from operations		10,759	12,470

Contract owner transactions:
Proceeds from units sold		5,995	6,004
Cost of units redeemed		(2)	(89)
Account charges		(22)	(10)
Increase (decrease)		5,971	5,905
Net increase (decrease)		16,730	18,375
Net assets, beginning		67,269	48,894
Net assets, ending		$83,999	$67,269

Units sold		473	518
Units redeemed		(1)	(9)
Net increase (decrease)		472	509
Units outstanding, beginning		5,392	4,883
Units outstanding, ending		5,864	5,392

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$690,159
Cost of units redeemed/account charges			(823,652)
Net investment income (loss)			(22,830)
Net realized gain (loss)			118,516
Realized gain distributions			99,358
Net change in unrealized appreciation (depreciation)			22,448
Net assets			$83,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$14.33	6	$84	1.25%	14.8%	12/31/2025	$15.15	0	$0	1.00%	15.1%	12/31/2025	$16.01	0	$0	0.75%	15.4%
12/31/2024	12.48	5	67	1.25%	24.6%	12/31/2024	13.16	0	0	1.00%	24.9%	12/31/2024	13.87	0	0	0.75%	25.2%
12/31/2023	10.01	5	49	1.25%	38.2%	12/31/2023	10.53	0	0	1.00%	38.5%	12/31/2023	11.08	0	0	0.75%	38.9%
12/31/2022	7.25	14	103	1.25%	-29.8%	12/31/2022	7.60	0	0	1.00%	-29.6%	12/31/2022	7.98	0	0	0.75%	-29.5%
12/31/2021	10.33	17	178	1.25%	23.6%	12/31/2021	10.81	0	0	1.00%	23.9%	12/31/2021	11.31	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$16.93	0	$0	0.50%	15.7%	12/31/2025	$17.90	0	$0	0.25%	16.0%	12/31/2025	$21.30	0	$0	0.00%	16.3%
12/31/2024	14.63	0	0	0.50%	25.5%	12/31/2024	15.43	0	0	0.25%	25.8%	12/31/2024	18.32	0	0	0.00%	26.2%
12/31/2023	11.66	0	0	0.50%	39.2%	12/31/2023	12.26	0	0	0.25%	39.5%	12/31/2023	14.52	0	0	0.00%	39.9%
12/31/2022	8.37	0	0	0.50%	-29.3%	12/31/2022	8.79	0	0	0.25%	-29.1%	12/31/2022	10.38	0	0	0.00%	-28.9%
12/31/2021	11.84	0	0	0.50%	24.6%	12/31/2021	12.39	0	0	0.25%	24.9%	12/31/2021	14.61	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund Investor Class - 06-721

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,461	$1,449	157
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,461	1,235	$1.18
Band 100	-	-	1.23
Band 75	-	-	1.28
Band 50	-	-	1.33
Band 25	-	-	1.38
Band 0	-	-	1.44
Total	$1,461	1,235

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$91
Mortality & expense charges			(26)
Net investment income (loss)			65

Gain (loss) on investments:
Net realized gain (loss)			(34)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			88
Net gain (loss)			54

Increase (decrease) in net assets from operations			$119

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65	$77
Net realized gain (loss)		(34)	(190)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		88	178

Increase (decrease) in net assets from operations		119	65

Contract owner transactions:
Proceeds from units sold		1,236	1,107
Cost of units redeemed		(1,585)	(2,285)
Account charges		(8)	(8)
Increase (decrease)		(357)	(1,186)
Net increase (decrease)		(238)	(1,121)
Net assets, beginning		1,699	2,820
Net assets, ending		$1,461	$1,699

Units sold		1,066	2,974
Units redeemed		(1,349)	(3,978)
Net increase (decrease)		(283)	(1,004)
Units outstanding, beginning		1,518	2,522
Units outstanding, ending		1,235	1,518

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,318
Cost of units redeemed/account charges			(3,905)
Net investment income (loss)			227
Net realized gain (loss)			(220)
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			12
Net assets			$1,461

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	1	$1	1.25%	5.8%	12/31/2025	$1.23	0	$0	1.00%	6.0%	12/31/2025	$1.28	0	$0	0.75%	6.3%
12/31/2024	1.12	2	2	1.25%	0.1%	12/31/2024	1.16	0	0	1.00%	0.3%	12/31/2024	1.20	0	0	0.75%	0.6%
12/31/2023	1.12	3	3	1.25%	4.0%	12/31/2023	1.16	0	0	1.00%	4.3%	12/31/2023	1.20	0	0	0.75%	4.5%
12/31/2022	1.08	2	2	1.25%	-15.0%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.15	0	0	0.75%	-14.5%
12/31/2021	1.26	1	1	1.25%	-2.1%	12/31/2021	1.30	0	0	1.00%	-1.8%	12/31/2021	1.34	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	6.5%	12/31/2025	$1.38	0	$0	0.25%	6.8%	12/31/2025	$1.44	0	$0	0.00%	7.1%
12/31/2024	1.25	0	0	0.50%	0.8%	12/31/2024	1.29	0	0	0.25%	1.1%	12/31/2024	1.34	0	0	0.00%	1.3%
12/31/2023	1.24	0	0	0.50%	4.8%	12/31/2023	1.28	0	0	0.25%	5.0%	12/31/2023	1.33	0	0	0.00%	5.3%
12/31/2022	1.18	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.26	0	0	0.00%	-13.9%
12/31/2021	1.38	0	0	0.50%	-1.3%	12/31/2021	1.42	0	0	0.25%	-1.1%	12/31/2021	1.46	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.8%
2024	4.8%
2023	3.8%
2022	2.4%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select A Class - 06-240

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,115	$193,079	2,321
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$281,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,373	11,729	$7.02
Band 100	198,735	26,810	7.41
Band 75	-	-	7.82
Band 50	-	-	8.26
Band 25	-	-	8.72
Band 0	-	-	9.20
Total	$281,108	38,539

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,768)
Net investment income (loss)			(3,768)

Gain (loss) on investments:
Net realized gain (loss)			68,689
Realized gain distributions			27,104
Net change in unrealized appreciation (depreciation)			(52,860)
Net gain (loss)			42,933

Increase (decrease) in net assets from operations			$39,165

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,768)	$(4,986)
Net realized gain (loss)		68,689	30,857
Realized gain distributions		27,104	16,118
Net change in unrealized appreciation (depreciation)		(52,860)	55,229

Increase (decrease) in net assets from operations		39,165	97,218

Contract owner transactions:
Proceeds from units sold		390	10,590
Cost of units redeemed		(188,864)	(86,584)
Account charges		(15)	(20)
Increase (decrease)		(188,489)	(76,014)
Net increase (decrease)		(149,324)	21,204
Net assets, beginning		430,432	409,228
Net assets, ending		$281,108	$430,432

Units sold		61	1,987
Units redeemed		(29,985)	(14,214)
Net increase (decrease)		(29,924)	(12,227)
Units outstanding, beginning		68,463	80,690
Units outstanding, ending		38,539	68,463

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,025,194
Cost of units redeemed/account charges			(1,296,744)
Net investment income (loss)			(46,884)
Net realized gain (loss)			269,861
Realized gain distributions			241,645
Net change in unrealized appreciation (depreciation)			88,036
Net assets			$281,108

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.02	12	$82	1.25%	14.5%	12/31/2025	$7.41	27	$199	1.00%	14.8%	12/31/2025	$7.82	0	$0	0.75%	15.1%
12/31/2024	6.13	35	218	1.25%	24.3%	12/31/2024	6.46	33	213	1.00%	24.6%	12/31/2024	6.80	0	0	0.75%	24.9%
12/31/2023	4.93	36	176	1.25%	37.8%	12/31/2023	5.18	45	233	1.00%	38.2%	12/31/2023	5.44	0	0	0.75%	38.5%
12/31/2022	3.58	13	45	1.25%	-30.0%	12/31/2022	3.75	46	172	1.00%	-29.8%	12/31/2022	3.93	0	0	0.75%	-29.6%
12/31/2021	5.11	14	72	1.25%	23.3%	12/31/2021	5.34	47	250	1.00%	23.6%	12/31/2021	5.58	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.26	0	$0	0.50%	15.4%	12/31/2025	$8.72	0	$0	0.25%	15.7%	12/31/2025	$9.20	0	$0	0.00%	16.0%
12/31/2024	7.16	0	0	0.50%	25.2%	12/31/2024	7.54	0	0	0.25%	25.5%	12/31/2024	7.93	0	0	0.00%	25.8%
12/31/2023	5.72	0	0	0.50%	38.8%	12/31/2023	6.00	0	0	0.25%	39.2%	12/31/2023	6.30	0	0	0.00%	39.5%
12/31/2022	4.12	0	0	0.50%	-29.5%	12/31/2022	4.31	0	0	0.25%	-29.3%	12/31/2022	4.52	0	0	0.00%	-29.1%
12/31/2021	5.84	0	0	0.50%	24.2%	12/31/2021	6.10	0	0	0.25%	24.6%	12/31/2021	6.37	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth A Class - 06-200

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$738,536	$682,446	36,918
Receivables: investments sold	206
Payables: investments purchased	-
Net assets	$738,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$636,452	109,361	$5.82
Band 100	102,290	16,651	6.14
Band 75	-	-	6.48
Band 50	-	-	6.84
Band 25	-	-	7.22
Band 0	-	-	7.63
Total	$738,742	126,012

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,441)
Net investment income (loss)			(10,441)

Gain (loss) on investments:
Net realized gain (loss)			84,887
Realized gain distributions			56,287
Net change in unrealized appreciation (depreciation)			(64,897)
Net gain (loss)			76,277

Increase (decrease) in net assets from operations			$65,836

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,441)	$(19,076)
Net realized gain (loss)		84,887	182,676
Realized gain distributions		56,287	-
Net change in unrealized appreciation (depreciation)		(64,897)	66,772

Increase (decrease) in net assets from operations		65,836	230,372

Contract owner transactions:
Proceeds from units sold		297,504	200,762
Cost of units redeemed		(461,983)	(1,031,663)
Account charges		(95)	(428)
Increase (decrease)		(164,574)	(831,329)
Net increase (decrease)		(98,738)	(600,957)
Net assets, beginning		837,480	1,438,437
Net assets, ending		$738,742	$837,480

Units sold		52,314	40,324
Units redeemed		(80,077)	(186,159)
Net increase (decrease)		(27,763)	(145,835)
Units outstanding, beginning		153,775	299,610
Units outstanding, ending		126,012	153,775

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,194,393
Cost of units redeemed/account charges			(7,208,231)
Net investment income (loss)			(229,457)
Net realized gain (loss)			1,160,654
Realized gain distributions			765,293
Net change in unrealized appreciation (depreciation)			56,090
Net assets			$738,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.82	109	$636	1.25%	7.4%	12/31/2025	$6.14	17	$102	1.00%	7.7%	12/31/2025	$6.48	0	$0	0.75%	8.0%
12/31/2024	5.42	139	751	1.25%	13.2%	12/31/2024	5.70	15	87	1.00%	13.5%	12/31/2024	6.01	0	0	0.75%	13.8%
12/31/2023	4.79	281	1,347	1.25%	15.4%	12/31/2023	5.03	18	91	1.00%	15.7%	12/31/2023	5.28	0	0	0.75%	15.9%
12/31/2022	4.15	137	567	1.25%	-27.5%	12/31/2022	4.35	20	87	1.00%	-27.3%	12/31/2022	4.55	0	0	0.75%	-27.1%
12/31/2021	5.72	167	957	1.25%	5.5%	12/31/2021	5.98	22	131	1.00%	5.7%	12/31/2021	6.25	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.84	0	$0	0.50%	8.2%	12/31/2025	$7.22	0	$0	0.25%	8.5%	12/31/2025	$7.63	0	$0	0.00%	8.8%
12/31/2024	6.32	0	0	0.50%	14.0%	12/31/2024	6.66	0	0	0.25%	14.3%	12/31/2024	7.01	0	0	0.00%	14.6%
12/31/2023	5.55	0	0	0.50%	16.2%	12/31/2023	5.82	0	0	0.25%	16.5%	12/31/2023	6.12	0	0	0.00%	16.8%
12/31/2022	4.77	0	0	0.50%	-26.9%	12/31/2022	5.00	0	0	0.25%	-26.8%	12/31/2022	5.24	0	0	0.00%	-26.6%
12/31/2021	6.53	0	0	0.50%	6.3%	12/31/2021	6.82	0	0	0.25%	6.5%	12/31/2021	7.13	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund A Class - 06-722

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,170	$213,779	19,758
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$183,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,889	145,727	$1.14
Band 100	17,273	14,593	1.18
Band 75	-	-	1.23
Band 50	-	-	1.28
Band 25	-	-	1.33
Band 0	-	-	1.38
Total	$183,162	160,320

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,557
Mortality & expense charges			(2,211)
Net investment income (loss)			5,346

Gain (loss) on investments:
Net realized gain (loss)			(1,149)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,467
Net gain (loss)			4,318

Increase (decrease) in net assets from operations			$9,664

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,346	$5,182
Net realized gain (loss)		(1,149)	(16,306)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,467	9,953

Increase (decrease) in net assets from operations		9,664	(1,171)

Contract owner transactions:
Proceeds from units sold		2	3
Cost of units redeemed		(3,949)	(76,816)
Account charges		(7)	(7)
Increase (decrease)		(3,954)	(76,820)
Net increase (decrease)		5,710	(77,991)
Net assets, beginning		177,452	255,443
Net assets, ending		$183,162	$177,452

Units sold		-	3
Units redeemed		(3,448)	(69,489)
Net increase (decrease)		(3,448)	(69,486)
Units outstanding, beginning		163,768	233,254
Units outstanding, ending		160,320	163,768

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,064,572
Cost of units redeemed/account charges			(865,009)
Net investment income (loss)			45,337
Net realized gain (loss)			(51,746)
Realized gain distributions			20,617
Net change in unrealized appreciation (depreciation)			(30,609)
Net assets			$183,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	146	$166	1.25%	5.5%	12/31/2025	$1.18	15	$17	1.00%	5.8%	12/31/2025	$1.23	0	$0	0.75%	6.0%
12/31/2024	1.08	146	157	1.25%	-0.2%	12/31/2024	1.12	18	20	1.00%	0.1%	12/31/2024	1.16	0	0	0.75%	0.3%
12/31/2023	1.08	146	158	1.25%	3.7%	12/31/2023	1.12	88	98	1.00%	4.0%	12/31/2023	1.16	0	0	0.75%	4.3%
12/31/2022	1.04	282	294	1.25%	-15.2%	12/31/2022	1.08	89	95	1.00%	-15.0%	12/31/2022	1.11	0	0	0.75%	-14.8%
12/31/2021	1.23	287	353	1.25%	-2.2%	12/31/2021	1.27	90	114	1.00%	-2.0%	12/31/2021	1.30	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	0.50%	6.3%	12/31/2025	$1.33	0	$0	0.25%	6.5%	12/31/2025	$1.38	0	$0	0.00%	6.8%
12/31/2024	1.20	0	0	0.50%	0.6%	12/31/2024	1.25	0	0	0.25%	0.8%	12/31/2024	1.30	0	0	0.00%	1.1%
12/31/2023	1.20	0	0	0.50%	4.5%	12/31/2023	1.24	0	0	0.25%	4.8%	12/31/2023	1.28	0	0	0.00%	5.0%
12/31/2022	1.15	0	0	0.50%	-14.6%	12/31/2022	1.18	0	0	0.25%	-14.4%	12/31/2022	1.22	0	0	0.00%	-14.2%
12/31/2021	1.34	0	0	0.50%	-1.5%	12/31/2021	1.38	0	0	0.25%	-1.3%	12/31/2021	1.42	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.4%
2023	3.6%
2022	2.1%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund A Class - 06-390

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$480,194	$537,697	55,156
Receivables: investments sold	-
Payables: investments purchased	(1,437)
Net assets	$478,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$478,757	74,081	$6.46
Band 100	-	-	6.83
Band 75	-	-	7.22
Band 50	-	-	7.64
Band 25	-	-	8.07
Band 0	-	-	8.58
Total	$478,757	74,081

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,316
Mortality & expense charges			(7,411)
Net investment income (loss)			(3,095)

Gain (loss) on investments:
Net realized gain (loss)			(927)
Realized gain distributions			55,613
Net change in unrealized appreciation (depreciation)			(89,854)
Net gain (loss)			(35,168)

Increase (decrease) in net assets from operations			$(38,263)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,095)	$(5,557)
Net realized gain (loss)		(927)	45,909
Realized gain distributions		55,613	41,349
Net change in unrealized appreciation (depreciation)		(89,854)	(50,854)

Increase (decrease) in net assets from operations		(38,263)	30,847

Contract owner transactions:
Proceeds from units sold		78,948	148,624
Cost of units redeemed		(302,293)	(874,293)
Account charges		(159)	(494)
Increase (decrease)		(223,504)	(726,163)
Net increase (decrease)		(261,767)	(695,316)
Net assets, beginning		740,524	1,435,840
Net assets, ending		$478,757	$740,524

Units sold		12,226	23,033
Units redeemed		(47,268)	(137,347)
Net increase (decrease)		(35,042)	(114,314)
Units outstanding, beginning		109,123	223,437
Units outstanding, ending		74,081	109,123

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,413,467
Cost of units redeemed/account charges			(11,791,783)
Net investment income (loss)			(150,673)
Net realized gain (loss)			129,530
Realized gain distributions			1,935,719
Net change in unrealized appreciation (depreciation)			(57,503)
Net assets			$478,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.46	74	$479	1.25%	-4.8%	12/31/2025	$6.83	0	$0	1.00%	-4.5%	12/31/2025	$7.22	0	$0	0.75%	-4.3%
12/31/2024	6.79	109	741	1.25%	5.6%	12/31/2024	7.16	0	0	1.00%	5.9%	12/31/2024	7.55	0	0	0.75%	6.1%
12/31/2023	6.43	223	1,436	1.25%	14.5%	12/31/2023	6.76	0	0	1.00%	14.8%	12/31/2023	7.11	0	0	0.75%	15.1%
12/31/2022	5.61	201	1,126	1.25%	-16.0%	12/31/2022	5.89	0	0	1.00%	-15.8%	12/31/2022	6.18	0	0	0.75%	-15.6%
12/31/2021	6.68	226	1,508	1.25%	34.8%	12/31/2021	7.00	0	0	1.00%	35.2%	12/31/2021	7.32	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.64	0	$0	0.50%	-4.1%	12/31/2025	$8.07	0	$0	0.25%	-3.8%	12/31/2025	$8.58	0	$0	0.00%	-3.6%
12/31/2024	7.96	0	0	0.50%	6.4%	12/31/2024	8.39	0	0	0.25%	6.7%	12/31/2024	8.90	0	0	0.00%	6.9%
12/31/2023	7.48	0	0	0.50%	15.4%	12/31/2023	7.87	0	0	0.25%	15.6%	12/31/2023	8.32	0	0	0.00%	15.9%
12/31/2022	6.48	0	0	0.50%	-15.4%	12/31/2022	6.80	0	0	0.25%	-15.2%	12/31/2022	7.18	0	0	0.00%	-15.0%
12/31/2021	7.66	0	0	0.50%	35.8%	12/31/2021	8.02	0	0	0.25%	36.2%	12/31/2021	8.45	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.7%
2023	0.8%
2022	0.5%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund Investor Class - 06-470

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,909,628	$2,009,841	216,747
Receivables: investments sold	6,423
Payables: investments purchased	-
Net assets	$1,916,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,916,051	267,169	$7.17
Band 100	-	-	7.58
Band 75	-	-	8.02
Band 50	-	-	8.47
Band 25	-	-	8.96
Band 0	-	-	9.77
Total	$1,916,051	267,169

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,425
Mortality & expense charges			(25,867)
Net investment income (loss)			(4,442)

Gain (loss) on investments:
Net realized gain (loss)			22,343
Realized gain distributions			219,474
Net change in unrealized appreciation (depreciation)			(343,286)
Net gain (loss)			(101,469)

Increase (decrease) in net assets from operations			$(105,911)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,442)	$(5,060)
Net realized gain (loss)		22,343	85,663
Realized gain distributions		219,474	126,763
Net change in unrealized appreciation (depreciation)		(343,286)	(97,772)

Increase (decrease) in net assets from operations		(105,911)	109,594

Contract owner transactions:
Proceeds from units sold		132,825	139,185
Cost of units redeemed		(399,623)	(777,858)
Account charges		(793)	(1,271)
Increase (decrease)		(267,591)	(639,944)
Net increase (decrease)		(373,502)	(530,350)
Net assets, beginning		2,289,553	2,819,903
Net assets, ending		$1,916,051	$2,289,553

Units sold		18,955	18,986
Units redeemed		(56,758)	(111,642)
Net increase (decrease)		(37,803)	(92,656)
Units outstanding, beginning		304,972	397,628
Units outstanding, ending		267,169	304,972

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$41,527,610
Cost of units redeemed/account charges			(53,072,291)
Net investment income (loss)			(731,024)
Net realized gain (loss)			12,948
Realized gain distributions			14,279,021
Net change in unrealized appreciation (depreciation)			(100,213)
Net assets			$1,916,051

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.17	267	$1,916	1.25%	-4.5%	12/31/2025	$7.58	0	$0	1.00%	-4.2%	12/31/2025	$8.02	0	$0	0.75%	-4.0%
12/31/2024	7.51	305	2,290	1.25%	5.9%	12/31/2024	7.92	0	0	1.00%	6.1%	12/31/2024	8.35	0	0	0.75%	6.4%
12/31/2023	7.09	398	2,820	1.25%	14.6%	12/31/2023	7.46	0	0	1.00%	14.9%	12/31/2023	7.85	0	0	0.75%	15.2%
12/31/2022	6.19	493	3,052	1.25%	-15.8%	12/31/2022	6.49	0	0	1.00%	-15.6%	12/31/2022	6.81	0	0	0.75%	-15.4%
12/31/2021	7.34	642	4,717	1.25%	35.2%	12/31/2021	7.69	0	0	1.00%	35.6%	12/31/2021	8.05	0	0	0.75%	35.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.47	0	$0	0.50%	-3.8%	12/31/2025	$8.96	0	$0	0.25%	-3.5%	12/31/2025	$9.77	0	$0	0.00%	-3.3%
12/31/2024	8.80	0	0	0.50%	6.7%	12/31/2024	9.28	0	0	0.25%	6.9%	12/31/2024	10.10	0	0	0.00%	7.2%
12/31/2023	8.25	0	0	0.50%	15.5%	12/31/2023	8.68	0	0	0.25%	15.8%	12/31/2023	9.42	0	0	0.00%	16.1%
12/31/2022	7.15	0	0	0.50%	-15.1%	12/31/2022	7.50	0	0	0.25%	-14.9%	12/31/2022	8.12	0	0	0.00%	-14.7%
12/31/2021	8.42	0	0	0.50%	36.2%	12/31/2021	8.82	0	0	0.25%	36.6%	12/31/2021	9.52	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.9%
2023	1.1%
2022	0.9%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund A Class - 06-204

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,195	$64,369	5,570
Receivables: investments sold	-
Payables: investments purchased	(543)
Net assets	$79,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,652	43,714	$1.82
Band 100	-	-	1.91
Band 75	-	-	2.01
Band 50	-	-	2.10
Band 25	-	-	2.21
Band 0	-	-	2.32
Total	$79,652	43,714

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$738
Mortality & expense charges			(731)
Net investment income (loss)			7

Gain (loss) on investments:
Net realized gain (loss)			627
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,044
Net gain (loss)			16,671

Increase (decrease) in net assets from operations			$16,678

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7	$(527)
Net realized gain (loss)		627	(3,957)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,044	10,746

Increase (decrease) in net assets from operations		16,678	6,262

Contract owner transactions:
Proceeds from units sold		20,029	7,010
Cost of units redeemed		(5,866)	(55,172)
Account charges		(132)	(410)
Increase (decrease)		14,031	(48,572)
Net increase (decrease)		30,709	(42,310)
Net assets, beginning		48,943	91,253
Net assets, ending		$79,652	$48,943

Units sold		11,756	5,245
Units redeemed		(3,839)	(42,788)
Net increase (decrease)		7,917	(37,543)
Units outstanding, beginning		35,797	73,340
Units outstanding, ending		43,714	35,797

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$895,028
Cost of units redeemed/account charges			(801,663)
Net investment income (loss)			(13,120)
Net realized gain (loss)			(30,976)
Realized gain distributions			14,557
Net change in unrealized appreciation (depreciation)			15,826
Net assets			$79,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	44	$80	1.25%	33.3%	12/31/2025	$1.91	0	$0	1.00%	33.6%	12/31/2025	$2.01	0	$0	0.75%	33.9%
12/31/2024	1.37	36	49	1.25%	9.9%	12/31/2024	1.43	0	0	1.00%	10.2%	12/31/2024	1.50	0	0	0.75%	10.4%
12/31/2023	1.24	73	91	1.25%	3.8%	12/31/2023	1.30	0	0	1.00%	4.1%	12/31/2023	1.36	0	0	0.75%	4.4%
12/31/2022	1.20	80	96	1.25%	-29.2%	12/31/2022	1.25	0	0	1.00%	-29.1%	12/31/2022	1.30	0	0	0.75%	-28.9%
12/31/2021	1.69	56	95	1.25%	-7.5%	12/31/2021	1.76	0	0	1.00%	-7.2%	12/31/2021	1.83	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	34.3%	12/31/2025	$2.21	0	$0	0.25%	34.6%	12/31/2025	$2.32	0	$0	0.00%	34.9%
12/31/2024	1.57	0	0	0.50%	10.7%	12/31/2024	1.64	0	0	0.25%	11.0%	12/31/2024	1.72	0	0	0.00%	11.3%
12/31/2023	1.42	0	0	0.50%	4.6%	12/31/2023	1.48	0	0	0.25%	4.9%	12/31/2023	1.54	0	0	0.00%	5.1%
12/31/2022	1.35	0	0	0.50%	-28.7%	12/31/2022	1.41	0	0	0.25%	-28.5%	12/31/2022	1.47	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	-6.8%	12/31/2021	1.97	0	0	0.25%	-6.5%	12/31/2021	2.05	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	0.3%
2023	1.1%
2022	2.7%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Company A Class - 06-385

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,839	$11,922	748
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$12,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,834	2,615	$4.91
Band 100	-	-	5.19
Band 75	-	-	5.49
Band 50	-	-	5.80
Band 25	-	-	6.13
Band 0	-	-	6.57
Total	$12,834	2,615

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4
Mortality & expense charges			(118)
Net investment income (loss)			(114)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			299
Net change in unrealized appreciation (depreciation)			1,144
Net gain (loss)			1,443

Increase (decrease) in net assets from operations			$1,329

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(114)	$(76)
Net realized gain (loss)		-	(21)
Realized gain distributions		299	-
Net change in unrealized appreciation (depreciation)		1,144	287

Increase (decrease) in net assets from operations		1,329	190

Contract owner transactions:
Proceeds from units sold		4,680	861
Cost of units redeemed		(29)	-
Account charges		-	-
Increase (decrease)		4,651	861
Net increase (decrease)		5,980	1,051
Net assets, beginning		6,854	5,803
Net assets, ending		$12,834	$6,854

Units sold		1,066	201
Units redeemed		(5)	-
Net increase (decrease)		1,061	201
Units outstanding, beginning		1,554	1,353
Units outstanding, ending		2,615	1,554

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,871,067
Cost of units redeemed/account charges			(4,575,482)
Net investment income (loss)			(99,439)
Net realized gain (loss)			682,039
Realized gain distributions			133,732
Net change in unrealized appreciation (depreciation)			917
Net assets			$12,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.91	3	$13	1.25%	11.3%	12/31/2025	$5.19	0	$0	1.00%	11.6%	12/31/2025	$5.49	0	$0	0.75%	11.8%
12/31/2024	4.41	2	7	1.25%	2.9%	12/31/2024	4.65	0	0	1.00%	3.1%	12/31/2024	4.91	0	0	0.75%	3.4%
12/31/2023	4.29	1	6	1.25%	19.5%	12/31/2023	4.51	0	0	1.00%	19.8%	12/31/2023	4.75	0	0	0.75%	20.1%
12/31/2022	3.59	1	5	1.25%	-22.5%	12/31/2022	3.77	0	0	1.00%	-22.3%	12/31/2022	3.95	0	0	0.75%	-22.1%
12/31/2021	4.63	1	5	1.25%	19.2%	12/31/2021	4.85	0	0	1.00%	19.5%	12/31/2021	5.08	0	0	0.75%	19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.80	0	$0	0.50%	12.1%	12/31/2025	$6.13	0	$0	0.25%	12.4%	12/31/2025	$6.57	0	$0	0.00%	12.7%
12/31/2024	5.17	0	0	0.50%	3.6%	12/31/2024	5.46	0	0	0.25%	3.9%	12/31/2024	5.83	0	0	0.00%	4.2%
12/31/2023	4.99	0	0	0.50%	20.4%	12/31/2023	5.25	0	0	0.25%	20.7%	12/31/2023	5.60	0	0	0.00%	21.0%
12/31/2022	4.15	0	0	0.50%	-21.9%	12/31/2022	4.35	0	0	0.25%	-21.8%	12/31/2022	4.63	0	0	0.00%	-21.6%
12/31/2021	5.31	0	0	0.50%	20.1%	12/31/2021	5.56	0	0	0.25%	20.4%	12/31/2021	5.90	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund Investor Class - 06-206

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,605	$117,313	8,997
Receivables: investments sold	-
Payables: investments purchased	(3,089)
Net assets	$133,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,516	69,991	$1.91
Band 100	-	-	2.00
Band 75	-	-	2.10
Band 50	-	-	2.20
Band 25	-	-	2.31
Band 0	-	-	2.42
Total	$133,516	69,991

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,541
Mortality & expense charges			(1,342)
Net investment income (loss)			199

Gain (loss) on investments:
Net realized gain (loss)			9,950
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,252
Net gain (loss)			29,202

Increase (decrease) in net assets from operations			$29,401

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$199	$(724)
Net realized gain (loss)		9,950	(5,771)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,252	16,825

Increase (decrease) in net assets from operations		29,401	10,330

Contract owner transactions:
Proceeds from units sold		70,598	60,979
Cost of units redeemed		(74,633)	(48,349)
Account charges		(227)	(318)
Increase (decrease)		(4,262)	12,312
Net increase (decrease)		25,139	22,642
Net assets, beginning		108,377	85,735
Net assets, ending		$133,516	$108,377

Units sold		39,311	45,295
Units redeemed		(45,226)	(35,469)
Net increase (decrease)		(5,915)	9,826
Units outstanding, beginning		75,906	66,080
Units outstanding, ending		69,991	75,906

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,228,186
Cost of units redeemed/account charges			(17,555,367)
Net investment income (loss)			(106,380)
Net realized gain (loss)			(496,143)
Realized gain distributions			43,928
Net change in unrealized appreciation (depreciation)			19,292
Net assets			$133,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	70	$134	1.25%	33.6%	12/31/2025	$2.00	0	$0	1.00%	33.9%	12/31/2025	$2.10	0	$0	0.75%	34.3%
12/31/2024	1.43	76	108	1.25%	10.0%	12/31/2024	1.49	0	0	1.00%	10.3%	12/31/2024	1.56	0	0	0.75%	10.6%
12/31/2023	1.30	66	86	1.25%	4.1%	12/31/2023	1.35	0	0	1.00%	4.4%	12/31/2023	1.41	0	0	0.75%	4.6%
12/31/2022	1.25	191	238	1.25%	-29.0%	12/31/2022	1.30	0	0	1.00%	-28.9%	12/31/2022	1.35	0	0	0.75%	-28.7%
12/31/2021	1.76	860	1,510	1.25%	-7.2%	12/31/2021	1.82	0	0	1.00%	-7.0%	12/31/2021	1.89	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	0.50%	34.6%	12/31/2025	$2.31	0	$0	0.25%	34.9%	12/31/2025	$2.42	0	$0	0.00%	35.3%
12/31/2024	1.64	0	0	0.50%	10.9%	12/31/2024	1.71	0	0	0.25%	11.2%	12/31/2024	1.79	0	0	0.00%	11.4%
12/31/2023	1.48	0	0	0.50%	4.9%	12/31/2023	1.54	0	0	0.25%	5.2%	12/31/2023	1.61	0	0	0.00%	5.4%
12/31/2022	1.41	0	0	0.50%	-28.5%	12/31/2022	1.47	0	0	0.25%	-28.3%	12/31/2022	1.53	0	0	0.00%	-28.2%
12/31/2021	1.97	0	0	0.50%	-6.5%	12/31/2021	2.04	0	0	0.25%	-6.3%	12/31/2021	2.12	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	0.8%
2023	0.7%
2022	1.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund Investor Class - 06-048

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.91
Band 100	-	-	2.99
Band 75	-	-	3.08
Band 50	-	-	3.17
Band 25	-	-	3.26
Band 0	-	-	3.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(506)
Net realized gain (loss)		-	9,922
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	10,276

Increase (decrease) in net assets from operations		-	19,692

Contract owner transactions:
Proceeds from units sold		-	5,703
Cost of units redeemed		(1)	(182,359)
Account charges		-	(2)
Increase (decrease)		(1)	(176,658)
Net increase (decrease)		(1)	(156,966)
Net assets, beginning		1	156,967
Net assets, ending		$-	$1

Units sold		-	2,599
Units redeemed		-	(80,331)
Net increase (decrease)		-	(77,732)
Units outstanding, beginning		-	77,732
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$271,127
Cost of units redeemed/account charges			(333,097)
Net investment income (loss)			(844)
Net realized gain (loss)			16,282
Realized gain distributions			46,532
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.91	0	$0	1.25%	17.0%	12/31/2025	$2.99	0	$0	1.00%	17.2%	12/31/2025	$3.08	0	$0	0.75%	17.5%
12/31/2024	2.49	0	0	1.25%	23.1%	12/31/2024	2.55	0	0	1.00%	23.5%	12/31/2024	2.62	0	0	0.75%	23.8%
12/31/2023	2.02	78	157	1.25%	22.8%	12/31/2023	2.07	0	0	1.00%	23.1%	12/31/2023	2.12	0	0	0.75%	23.4%
12/31/2022	1.64	46	76	1.25%	-23.9%	12/31/2022	1.68	0	0	1.00%	-23.7%	12/31/2022	1.72	0	0	0.75%	-23.5%
12/31/2021	2.16	42	91	1.25%	24.9%	12/31/2021	2.20	0	0	1.00%	25.3%	12/31/2021	2.24	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	0	$0	0.50%	17.8%	12/31/2025	$3.26	0	$0	0.25%	18.1%	12/31/2025	$3.36	0	$0	0.00%	18.4%
12/31/2024	2.69	0	0	0.50%	24.1%	12/31/2024	2.76	0	0	0.25%	24.4%	12/31/2024	2.84	0	0	0.00%	24.7%
12/31/2023	2.17	0	0	0.50%	23.7%	12/31/2023	2.22	0	0	0.25%	24.0%	12/31/2023	2.27	0	0	0.00%	24.4%
12/31/2022	1.75	0	0	0.50%	-23.3%	12/31/2022	1.79	0	0	0.25%	-23.1%	12/31/2022	1.83	0	0	0.00%	-22.9%
12/31/2021	2.29	0	0	0.50%	25.9%	12/31/2021	2.33	0	0	0.25%	26.2%	12/31/2021	2.37	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.5%
2023	1.0%
2022	1.1%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund A Class - 06-400

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,694,243	$4,264,831	523,101
Receivables: investments sold	-
Payables: investments purchased	(169,417)
Net assets	$4,524,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,802,046	565,584	$4.95
Band 100	1,722,780	328,933	5.24
Band 75	-	-	5.54
Band 50	-	-	5.85
Band 25	-	-	6.19
Band 0	-	-	6.58
Total	$4,524,826	894,517

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$68,255
Mortality & expense charges			(56,924)
Net investment income (loss)			11,331

Gain (loss) on investments:
Net realized gain (loss)			125,060
Realized gain distributions			223,039
Net change in unrealized appreciation (depreciation)			287,034
Net gain (loss)			635,133

Increase (decrease) in net assets from operations			$646,464

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,331	$12,618
Net realized gain (loss)		125,060	78,977
Realized gain distributions		223,039	245,206
Net change in unrealized appreciation (depreciation)		287,034	297,169

Increase (decrease) in net assets from operations		646,464	633,970

Contract owner transactions:
Proceeds from units sold		226,663	374,656
Cost of units redeemed		(1,631,860)	(1,780,015)
Account charges		(672)	(1,290)
Increase (decrease)		(1,405,869)	(1,406,649)
Net increase (decrease)		(759,405)	(772,679)
Net assets, beginning		5,284,231	6,056,910
Net assets, ending		$4,524,826	$5,284,231

Units sold		47,808	92,226
Units redeemed		(342,510)	(426,844)
Net increase (decrease)		(294,702)	(334,618)
Units outstanding, beginning		1,189,219	1,523,837
Units outstanding, ending		894,517	1,189,219

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,673,784
Cost of units redeemed/account charges			(50,272,616)
Net investment income (loss)			(225,853)
Net realized gain (loss)			1,080,735
Realized gain distributions			10,839,364
Net change in unrealized appreciation (depreciation)			429,412
Net assets			$4,524,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.95	566	$2,802	1.25%	14.0%	12/31/2025	$5.24	329	$1,723	1.00%	14.3%	12/31/2025	$5.54	0	$0	0.75%	14.6%
12/31/2024	4.35	700	3,041	1.25%	11.3%	12/31/2024	4.58	490	2,243	1.00%	11.6%	12/31/2024	4.83	0	0	0.75%	11.9%
12/31/2023	3.90	988	3,858	1.25%	13.6%	12/31/2023	4.11	536	2,199	1.00%	13.9%	12/31/2023	4.32	0	0	0.75%	14.2%
12/31/2022	3.43	1,037	3,563	1.25%	-16.7%	12/31/2022	3.60	547	1,971	1.00%	-16.5%	12/31/2022	3.78	0	0	0.75%	-16.3%
12/31/2021	4.12	1,353	5,580	1.25%	13.3%	12/31/2021	4.32	539	2,325	1.00%	13.6%	12/31/2021	4.52	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.85	0	$0	0.50%	14.9%	12/31/2025	$6.19	0	$0	0.25%	15.1%	12/31/2025	$6.58	0	$0	0.00%	15.4%
12/31/2024	5.10	0	0	0.50%	12.2%	12/31/2024	5.37	0	0	0.25%	12.5%	12/31/2024	5.70	0	0	0.00%	12.7%
12/31/2023	4.54	0	0	0.50%	14.5%	12/31/2023	4.78	0	0	0.25%	14.8%	12/31/2023	5.06	0	0	0.00%	15.1%
12/31/2022	3.97	0	0	0.50%	-16.1%	12/31/2022	4.16	0	0	0.25%	-15.9%	12/31/2022	4.39	0	0	0.00%	-15.7%
12/31/2021	4.73	0	0	0.50%	14.2%	12/31/2021	4.95	0	0	0.25%	14.5%	12/31/2021	5.21	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.4%
2023	1.6%
2022	1.1%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund A Class - 06-175

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,638,221	$1,410,142	46,122
Receivables: investments sold	965
Payables: investments purchased	-
Net assets	$1,639,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,001,832	181,218	$5.53
Band 100	637,354	109,220	5.84
Band 75	-	-	6.16
Band 50	-	-	6.50
Band 25	-	-	6.86
Band 0	-	-	7.24
Total	$1,639,186	290,438

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,824
Mortality & expense charges			(18,588)
Net investment income (loss)			(12,764)

Gain (loss) on investments:
Net realized gain (loss)			69,494
Realized gain distributions			167,678
Net change in unrealized appreciation (depreciation)			29,198
Net gain (loss)			266,370

Increase (decrease) in net assets from operations			$253,606

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,764)	$(14,191)
Net realized gain (loss)		69,494	21,395
Realized gain distributions		167,678	-
Net change in unrealized appreciation (depreciation)		29,198	357,428

Increase (decrease) in net assets from operations		253,606	364,632

Contract owner transactions:
Proceeds from units sold		132,979	191,912
Cost of units redeemed		(471,364)	(503,405)
Account charges		(162)	(336)
Increase (decrease)		(338,547)	(311,829)
Net increase (decrease)		(84,941)	52,803
Net assets, beginning		1,724,127	1,671,324
Net assets, ending		$1,639,186	$1,724,127

Units sold		25,797	43,810
Units redeemed		(92,303)	(112,561)
Net increase (decrease)		(66,506)	(68,751)
Units outstanding, beginning		356,944	425,695
Units outstanding, ending		290,438	356,944

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,252,365
Cost of units redeemed/account charges			(20,319,279)
Net investment income (loss)			(90,551)
Net realized gain (loss)			615,162
Realized gain distributions			2,953,410
Net change in unrealized appreciation (depreciation)			228,079
Net assets			$1,639,186

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.53	181	$1,002	1.25%	16.7%	12/31/2025	$5.84	109	$637	1.00%	17.0%	12/31/2025	$6.16	0	$0	0.75%	17.3%
12/31/2024	4.74	226	1,071	1.25%	22.9%	12/31/2024	4.99	131	653	1.00%	23.2%	12/31/2024	5.25	0	0	0.75%	23.5%
12/31/2023	3.86	273	1,053	1.25%	22.5%	12/31/2023	4.05	153	619	1.00%	22.8%	12/31/2023	4.25	0	0	0.75%	23.1%
12/31/2022	3.15	410	1,292	1.25%	-24.1%	12/31/2022	3.30	150	495	1.00%	-23.9%	12/31/2022	3.46	0	0	0.75%	-23.7%
12/31/2021	4.15	546	2,265	1.25%	24.6%	12/31/2021	4.33	148	643	1.00%	24.9%	12/31/2021	4.53	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.50	0	$0	0.50%	17.6%	12/31/2025	$6.86	0	$0	0.25%	17.8%	12/31/2025	$7.24	0	$0	0.00%	18.1%
12/31/2024	5.53	0	0	0.50%	23.8%	12/31/2024	5.82	0	0	0.25%	24.1%	12/31/2024	6.13	0	0	0.00%	24.4%
12/31/2023	4.47	0	0	0.50%	23.4%	12/31/2023	4.69	0	0	0.25%	23.7%	12/31/2023	4.93	0	0	0.00%	24.0%
12/31/2022	3.62	0	0	0.50%	-23.5%	12/31/2022	3.79	0	0	0.25%	-23.3%	12/31/2022	3.97	0	0	0.00%	-23.1%
12/31/2021	4.73	0	0	0.50%	25.5%	12/31/2021	4.95	0	0	0.25%	25.9%	12/31/2021	5.17	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.4%
2023	1.1%
2022	0.8%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund Investor Class - 06-475

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,580,132	$1,614,484	186,897
Receivables: investments sold	1,020
Payables: investments purchased	-
Net assets	$1,581,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,581,152	306,780	$5.15
Band 100	-	-	5.45
Band 75	-	-	5.76
Band 50	-	-	6.09
Band 25	-	-	6.44
Band 0	-	-	7.02
Total	$1,581,152	306,780

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$52,017
Mortality & expense charges			(30,681)
Net investment income (loss)			21,336

Gain (loss) on investments:
Net realized gain (loss)			41,442
Realized gain distributions			118,707
Net change in unrealized appreciation (depreciation)			66,896
Net gain (loss)			227,045

Increase (decrease) in net assets from operations			$248,381

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,336	$33,133
Net realized gain (loss)		41,442	9,296
Realized gain distributions		118,707	195,927
Net change in unrealized appreciation (depreciation)		66,896	(7,638)

Increase (decrease) in net assets from operations		248,381	230,718

Contract owner transactions:
Proceeds from units sold		116,711	224,259
Cost of units redeemed		(1,306,951)	(668,838)
Account charges		(641)	(1,234)
Increase (decrease)		(1,190,881)	(445,813)
Net increase (decrease)		(942,500)	(215,095)
Net assets, beginning		2,523,652	2,738,747
Net assets, ending		$1,581,152	$2,523,652

Units sold		23,956	48,820
Units redeemed		(258,314)	(148,675)
Net increase (decrease)		(234,358)	(99,855)
Units outstanding, beginning		541,138	640,993
Units outstanding, ending		306,780	541,138

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,566,571
Cost of units redeemed/account charges			(48,126,421)
Net investment income (loss)			2,024,031
Net realized gain (loss)			3,307,662
Realized gain distributions			6,843,661
Net change in unrealized appreciation (depreciation)			(34,352)
Net assets			$1,581,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.15	307	$1,581	1.25%	10.5%	12/31/2025	$5.45	0	$0	1.00%	10.8%	12/31/2025	$5.76	0	$0	0.75%	11.1%
12/31/2024	4.66	541	2,524	1.25%	9.1%	12/31/2024	4.92	0	0	1.00%	9.4%	12/31/2024	5.19	0	0	0.75%	9.7%
12/31/2023	4.27	641	2,739	1.25%	2.6%	12/31/2023	4.49	0	0	1.00%	2.9%	12/31/2023	4.73	0	0	0.75%	3.1%
12/31/2022	4.16	696	2,899	1.25%	-4.3%	12/31/2022	4.37	0	0	1.00%	-4.1%	12/31/2022	4.58	0	0	0.75%	-3.9%
12/31/2021	4.35	722	3,144	1.25%	15.3%	12/31/2021	4.56	0	0	1.00%	15.6%	12/31/2021	4.77	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.09	0	$0	0.50%	11.3%	12/31/2025	$6.44	0	$0	0.25%	11.6%	12/31/2025	$7.02	0	$0	0.00%	11.9%
12/31/2024	5.47	0	0	0.50%	10.0%	12/31/2024	5.77	0	0	0.25%	10.3%	12/31/2024	6.28	0	0	0.00%	10.5%
12/31/2023	4.97	0	0	0.50%	3.4%	12/31/2023	5.23	0	0	0.25%	3.6%	12/31/2023	5.68	0	0	0.00%	3.9%
12/31/2022	4.81	0	0	0.50%	-3.6%	12/31/2022	5.05	0	0	0.25%	-3.4%	12/31/2022	5.46	0	0	0.00%	-3.1%
12/31/2021	4.99	0	0	0.50%	16.2%	12/31/2021	5.22	0	0	0.25%	16.5%	12/31/2021	5.64	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.5%
2023	2.4%
2022	2.1%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund A Class - 06-405

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,283,498	$2,270,097	403,415
Receivables: investments sold	-
Payables: investments purchased	(4,199)
Net assets	$2,279,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,096,879	405,719	$2.70
Band 100	1,182,420	413,705	2.86
Band 75	-	-	3.02
Band 50	-	-	3.19
Band 25	-	-	3.38
Band 0	-	-	3.58
Total	$2,279,299	819,424

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,229
Mortality & expense charges			(24,547)
Net investment income (loss)			21,682

Gain (loss) on investments:
Net realized gain (loss)			(9,272)
Realized gain distributions			67,148
Net change in unrealized appreciation (depreciation)			111,789
Net gain (loss)			169,665

Increase (decrease) in net assets from operations			$191,347

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,682	$19,460
Net realized gain (loss)		(9,272)	(4,140)
Realized gain distributions		67,148	109,764
Net change in unrealized appreciation (depreciation)		111,789	15,322

Increase (decrease) in net assets from operations		191,347	140,406

Contract owner transactions:
Proceeds from units sold		154,274	434,722
Cost of units redeemed		(464,924)	(534,314)
Account charges		(623)	(957)
Increase (decrease)		(311,273)	(100,549)
Net increase (decrease)		(119,926)	39,857
Net assets, beginning		2,399,225	2,359,368
Net assets, ending		$2,279,299	$2,399,225

Units sold		58,433	180,523
Units redeemed		(181,759)	(220,965)
Net increase (decrease)		(123,326)	(40,442)
Units outstanding, beginning		942,750	983,192
Units outstanding, ending		819,424	942,750

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,704,434
Cost of units redeemed/account charges			(22,465,177)
Net investment income (loss)			34,563
Net realized gain (loss)			161,553
Realized gain distributions			2,830,525
Net change in unrealized appreciation (depreciation)			13,401
Net assets			$2,279,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	406	$1,097	1.25%	9.0%	12/31/2025	$2.86	414	$1,182	1.00%	9.3%	12/31/2025	$3.02	0	$0	0.75%	9.5%
12/31/2024	2.48	495	1,228	1.25%	6.1%	12/31/2024	2.62	448	1,171	1.00%	6.4%	12/31/2024	2.76	0	0	0.75%	6.7%
12/31/2023	2.34	476	1,114	1.25%	8.8%	12/31/2023	2.46	507	1,246	1.00%	9.0%	12/31/2023	2.59	0	0	0.75%	9.3%
12/31/2022	2.15	456	981	1.25%	-14.2%	12/31/2022	2.25	573	1,291	1.00%	-13.9%	12/31/2022	2.37	0	0	0.75%	-13.7%
12/31/2021	2.50	466	1,167	1.25%	7.7%	12/31/2021	2.62	592	1,550	1.00%	8.0%	12/31/2021	2.74	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.19	0	$0	0.50%	9.8%	12/31/2025	$3.38	0	$0	0.25%	10.1%	12/31/2025	$3.58	0	$0	0.00%	10.4%
12/31/2024	2.91	0	0	0.50%	6.9%	12/31/2024	3.07	0	0	0.25%	7.2%	12/31/2024	3.24	0	0	0.00%	7.5%
12/31/2023	2.72	0	0	0.50%	9.6%	12/31/2023	2.86	0	0	0.25%	9.9%	12/31/2023	3.02	0	0	0.00%	10.1%
12/31/2022	2.48	0	0	0.50%	-13.5%	12/31/2022	2.60	0	0	0.25%	-13.3%	12/31/2022	2.74	0	0	0.00%	-13.1%
12/31/2021	2.87	0	0	0.50%	8.6%	12/31/2021	3.00	0	0	0.25%	8.8%	12/31/2021	3.15	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	1.9%
2023	2.2%
2022	1.8%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund A Class - 06-285

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,941,406	$3,029,088	348,010
Receivables: investments sold	2,765
Payables: investments purchased	-
Net assets	$2,944,171

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,824,443	390,081	$4.68
Band 100	1,119,435	226,276	4.95
Band 75	-	-	5.23
Band 50	293	53	5.53
Band 25	-	-	5.85
Band 0	-	-	6.21
Total	$2,944,171	616,410

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$63,878
Mortality & expense charges			(37,015)
Net investment income (loss)			26,863

Gain (loss) on investments:
Net realized gain (loss)			4,816
Realized gain distributions			215,945
Net change in unrealized appreciation (depreciation)			66,908
Net gain (loss)			287,669

Increase (decrease) in net assets from operations			$314,532

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,863	$40,594
Net realized gain (loss)		4,816	3,581
Realized gain distributions		215,945	265,955
Net change in unrealized appreciation (depreciation)		66,908	7,872

Increase (decrease) in net assets from operations		314,532	318,002

Contract owner transactions:
Proceeds from units sold		108,761	186,919
Cost of units redeemed		(791,674)	(1,057,044)
Account charges		(646)	(597)
Increase (decrease)		(683,559)	(870,722)
Net increase (decrease)		(369,027)	(552,720)
Net assets, beginning		3,313,198	3,865,918
Net assets, ending		$2,944,171	$3,313,198

Units sold		23,859	46,290
Units redeemed		(174,393)	(255,586)
Net increase (decrease)		(150,534)	(209,296)
Units outstanding, beginning		766,944	976,240
Units outstanding, ending		616,410	766,944

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,312,412
Cost of units redeemed/account charges			(43,526,956)
Net investment income (loss)			1,215,043
Net realized gain (loss)			3,063,315
Realized gain distributions			5,968,039
Net change in unrealized appreciation (depreciation)			(87,682)
Net assets			$2,944,171

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	390	$1,824	1.25%	10.2%	12/31/2025	$4.95	226	$1,119	1.00%	10.5%	12/31/2025	$5.23	0	$0	0.75%	10.8%
12/31/2024	4.24	513	2,178	1.25%	8.9%	12/31/2024	4.48	254	1,135	1.00%	9.2%	12/31/2024	4.72	0	0	0.75%	9.4%
12/31/2023	3.90	674	2,626	1.25%	2.4%	12/31/2023	4.10	302	1,240	1.00%	2.6%	12/31/2023	4.31	0	0	0.75%	2.9%
12/31/2022	3.81	923	3,514	1.25%	-4.6%	12/31/2022	4.00	306	1,222	1.00%	-4.3%	12/31/2022	4.19	0	0	0.75%	-4.1%
12/31/2021	3.99	1,066	4,254	1.25%	15.0%	12/31/2021	4.18	335	1,400	1.00%	15.3%	12/31/2021	4.37	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.53	0	$0	0.50%	11.1%	12/31/2025	$5.85	0	$0	0.25%	11.3%	12/31/2025	$6.21	0	$0	0.00%	11.6%
12/31/2024	4.98	0	0	0.50%	9.7%	12/31/2024	5.25	0	0	0.25%	10.0%	12/31/2024	5.57	0	0	0.00%	10.3%
12/31/2023	4.54	0	0	0.50%	3.1%	12/31/2023	4.77	0	0	0.25%	3.4%	12/31/2023	5.05	0	0	0.00%	3.6%
12/31/2022	4.40	0	0	0.50%	-3.9%	12/31/2022	4.62	0	0	0.25%	-3.6%	12/31/2022	4.87	0	0	0.00%	-3.4%
12/31/2021	4.58	0	0	0.50%	15.9%	12/31/2021	4.79	0	0	0.25%	16.2%	12/31/2021	5.04	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.3%
2023	2.0%
2022	1.9%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ginnie Mae A Class - 06-435

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,319	$89,365	9,857
Receivables: investments sold	993
Payables: investments purchased	-
Net assets	$89,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,796	61,551	$1.30
Band 100	9,516	6,943	1.37
Band 75	-	-	1.45
Band 50	-	-	1.53
Band 25	-	-	1.62
Band 0	-	-	1.71
Total	$89,312	68,494

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,178
Mortality & expense charges			(1,062)
Net investment income (loss)			2,116

Gain (loss) on investments:
Net realized gain (loss)			(693)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,507
Net gain (loss)			2,814

Increase (decrease) in net assets from operations			$4,930

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,116	$3,178
Net realized gain (loss)		(693)	(5,506)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,507	2,613

Increase (decrease) in net assets from operations		4,930	285

Contract owner transactions:
Proceeds from units sold		14,264	24,327
Cost of units redeemed		(18,711)	(123,955)
Account charges		(90)	(147)
Increase (decrease)		(4,537)	(99,775)
Net increase (decrease)		393	(99,490)
Net assets, beginning		88,919	188,409
Net assets, ending		$89,312	$88,919

Units sold		11,225	19,748
Units redeemed		(14,926)	(99,597)
Net increase (decrease)		(3,701)	(79,849)
Units outstanding, beginning		72,195	152,044
Units outstanding, ending		68,494	72,195

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,078,920
Cost of units redeemed/account charges			(50,491,481)
Net investment income (loss)			503,524
Net realized gain (loss)			(605)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,046)
Net assets			$89,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	62	$80	1.25%	5.8%	12/31/2025	$1.37	7	$10	1.00%	6.1%	12/31/2025	$1.45	0	$0	0.75%	6.4%
12/31/2024	1.23	65	80	1.25%	-1.0%	12/31/2024	1.29	7	9	1.00%	-0.7%	12/31/2024	1.36	0	0	0.75%	-0.5%
12/31/2023	1.24	148	183	1.25%	3.1%	12/31/2023	1.30	4	5	1.00%	3.4%	12/31/2023	1.37	0	0	0.75%	3.7%
12/31/2022	1.20	175	210	1.25%	-12.8%	12/31/2022	1.26	78	98	1.00%	-12.6%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.38	337	464	1.25%	-3.1%	12/31/2021	1.44	19	27	1.00%	-2.9%	12/31/2021	1.51	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	6.6%	12/31/2025	$1.62	0	$0	0.25%	6.9%	12/31/2025	$1.71	0	$0	0.00%	7.2%
12/31/2024	1.44	0	0	0.50%	-0.2%	12/31/2024	1.52	0	0	0.25%	0.0%	12/31/2024	1.60	0	0	0.00%	0.3%
12/31/2023	1.44	0	0	0.50%	3.9%	12/31/2023	1.52	0	0	0.25%	4.2%	12/31/2023	1.59	0	0	0.00%	4.4%
12/31/2022	1.39	0	0	0.50%	-12.2%	12/31/2022	1.45	0	0	0.25%	-11.9%	12/31/2022	1.53	0	0	0.00%	-11.7%
12/31/2021	1.58	0	0	0.50%	-2.4%	12/31/2021	1.65	0	0	0.25%	-2.1%	12/31/2021	1.73	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	3.6%
2023	3.0%
2022	2.1%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund A Class - 06-415

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,155,830	$8,835,402	1,355,788
Receivables: investments sold	-
Payables: investments purchased	(4,258)
Net assets	$9,151,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,331,113	1,383,690	$3.85
Band 100	3,820,459	937,973	4.07
Band 75	-	-	4.31
Band 50	-	-	4.55
Band 25	-	-	4.81
Band 0	-	-	5.12
Total	$9,151,572	2,321,663

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$161,703
Mortality & expense charges			(105,843)
Net investment income (loss)			55,860

Gain (loss) on investments:
Net realized gain (loss)			59,014
Realized gain distributions			417,870
Net change in unrealized appreciation (depreciation)			507,921
Net gain (loss)			984,805

Increase (decrease) in net assets from operations			$1,040,665

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,860	$76,541
Net realized gain (loss)		59,014	(45,609)
Realized gain distributions		417,870	308,840
Net change in unrealized appreciation (depreciation)		507,921	447,136

Increase (decrease) in net assets from operations		1,040,665	786,908

Contract owner transactions:
Proceeds from units sold		775,910	770,821
Cost of units redeemed		(1,858,696)	(2,099,297)
Account charges		(4,554)	(5,324)
Increase (decrease)		(1,087,340)	(1,333,800)
Net increase (decrease)		(46,675)	(546,892)
Net assets, beginning		9,198,247	9,745,139
Net assets, ending		$9,151,572	$9,198,247

Units sold		211,666	233,950
Units redeemed		(509,232)	(636,809)
Net increase (decrease)		(297,566)	(402,859)
Units outstanding, beginning		2,619,229	3,022,088
Units outstanding, ending		2,321,663	2,619,229

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$127,367,824
Cost of units redeemed/account charges			(137,628,049)
Net investment income (loss)			77,883
Net realized gain (loss)			1,027,998
Realized gain distributions			17,985,488
Net change in unrealized appreciation (depreciation)			320,428
Net assets			$9,151,572

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.85	1,384	$5,331	1.25%	12.0%	12/31/2025	$4.07	938	$3,820	1.00%	12.3%	12/31/2025	$4.31	0	$0	0.75%	12.6%
12/31/2024	3.44	1,608	5,531	1.25%	8.7%	12/31/2024	3.63	1,011	3,667	1.00%	9.0%	12/31/2024	3.82	0	0	0.75%	9.3%
12/31/2023	3.16	1,907	6,032	1.25%	11.5%	12/31/2023	3.33	1,116	3,713	1.00%	11.7%	12/31/2023	3.50	0	0	0.75%	12.0%
12/31/2022	2.84	1,883	5,344	1.25%	-16.0%	12/31/2022	2.98	1,328	3,954	1.00%	-15.8%	12/31/2022	3.13	0	0	0.75%	-15.6%
12/31/2021	3.38	2,080	7,029	1.25%	10.8%	12/31/2021	3.54	1,493	5,279	1.00%	11.0%	12/31/2021	3.70	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.55	0	$0	0.50%	12.9%	12/31/2025	$4.81	0	$0	0.25%	13.1%	12/31/2025	$5.12	0	$0	0.00%	13.4%
12/31/2024	4.03	0	0	0.50%	9.5%	12/31/2024	4.25	0	0	0.25%	9.8%	12/31/2024	4.51	0	0	0.00%	10.1%
12/31/2023	3.68	0	0	0.50%	12.3%	12/31/2023	3.87	0	0	0.25%	12.6%	12/31/2023	4.10	0	0	0.00%	12.9%
12/31/2022	3.28	0	0	0.50%	-15.3%	12/31/2022	3.44	0	0	0.25%	-15.1%	12/31/2022	3.63	0	0	0.00%	-14.9%
12/31/2021	3.87	0	0	0.50%	11.6%	12/31/2021	4.06	0	0	0.25%	11.9%	12/31/2021	4.27	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.9%
2023	1.9%
2022	1.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund A Class - 06-445

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,053,536	$842,428	19,947
Receivables: investments sold	-
Payables: investments purchased	(2,498)
Net assets	$1,051,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$421,001	49,467	$8.51
Band 100	630,037	70,023	9.00
Band 75	-	-	9.51
Band 50	-	-	10.06
Band 25	-	-	10.63
Band 0	-	-	11.25
Total	$1,051,038	119,490

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,012)
Net investment income (loss)			(11,012)

Gain (loss) on investments:
Net realized gain (loss)			52,575
Realized gain distributions			162,899
Net change in unrealized appreciation (depreciation)			(74,621)
Net gain (loss)			140,853

Increase (decrease) in net assets from operations			$129,841

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,012)	$(10,094)
Net realized gain (loss)		52,575	37,209
Realized gain distributions		162,899	58,971
Net change in unrealized appreciation (depreciation)		(74,621)	117,090

Increase (decrease) in net assets from operations		129,841	203,176

Contract owner transactions:
Proceeds from units sold		80,853	34,390
Cost of units redeemed		(141,042)	(111,251)
Account charges		(163)	(132)
Increase (decrease)		(60,352)	(76,993)
Net increase (decrease)		69,489	126,183
Net assets, beginning		981,549	855,366
Net assets, ending		$1,051,038	$981,549

Units sold		10,190	4,933
Units redeemed		(17,038)	(15,811)
Net increase (decrease)		(6,848)	(10,878)
Units outstanding, beginning		126,338	137,216
Units outstanding, ending		119,490	126,338

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,129,816
Cost of units redeemed/account charges			(15,386,739)
Net investment income (loss)			(380,893)
Net realized gain (loss)			1,501,573
Realized gain distributions			2,976,173
Net change in unrealized appreciation (depreciation)			211,108
Net assets			$1,051,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.51	49	$421	1.25%	13.5%	12/31/2025	$9.00	70	$630	1.00%	13.8%	12/31/2025	$9.51	0	$0	0.75%	14.1%
12/31/2024	7.50	42	318	1.25%	24.3%	12/31/2024	7.91	84	664	1.00%	24.7%	12/31/2024	8.34	0	0	0.75%	25.0%
12/31/2023	6.03	48	287	1.25%	41.1%	12/31/2023	6.34	90	568	1.00%	41.5%	12/31/2023	6.67	0	0	0.75%	41.8%
12/31/2022	4.27	145	620	1.25%	-32.5%	12/31/2022	4.48	116	521	1.00%	-32.3%	12/31/2022	4.70	0	0	0.75%	-32.1%
12/31/2021	6.33	165	1,043	1.25%	25.6%	12/31/2021	6.62	134	885	1.00%	25.9%	12/31/2021	6.93	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.06	0	$0	0.50%	14.4%	12/31/2025	$10.63	0	$0	0.25%	14.7%	12/31/2025	$11.25	0	$0	0.00%	14.9%
12/31/2024	8.79	0	0	0.50%	25.3%	12/31/2024	9.27	0	0	0.25%	25.6%	12/31/2024	9.78	0	0	0.00%	25.9%
12/31/2023	7.02	0	0	0.50%	42.2%	12/31/2023	7.38	0	0	0.25%	42.6%	12/31/2023	7.77	0	0	0.00%	42.9%
12/31/2022	4.94	0	0	0.50%	-32.0%	12/31/2022	5.18	0	0	0.25%	-31.8%	12/31/2022	5.44	0	0	0.00%	-31.6%
12/31/2021	7.25	0	0	0.50%	26.5%	12/31/2021	7.59	0	0	0.25%	26.9%	12/31/2021	7.95	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund A Class - 06-430

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,639,997	$3,118,915	42,598
Receivables: investments sold	-
Payables: investments purchased	(2,909)
Net assets	$3,637,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,331,822	349,510	$9.53
Band 100	305,266	30,290	10.08
Band 75	-	-	10.65
Band 50	-	-	11.26
Band 25	-	-	11.91
Band 0	-	-	12.66
Total	$3,637,088	379,800

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,424)
Net investment income (loss)			(42,424)

Gain (loss) on investments:
Net realized gain (loss)			243,315
Realized gain distributions			415,359
Net change in unrealized appreciation (depreciation)			(255,234)
Net gain (loss)			403,440

Increase (decrease) in net assets from operations			$361,016

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,424)	$(37,655)
Net realized gain (loss)		243,315	125,643
Realized gain distributions		415,359	126,887
Net change in unrealized appreciation (depreciation)		(255,234)	504,190

Increase (decrease) in net assets from operations		361,016	719,065

Contract owner transactions:
Proceeds from units sold		883,897	634,674
Cost of units redeemed		(1,041,848)	(539,137)
Account charges		(1,880)	(1,641)
Increase (decrease)		(159,831)	93,896
Net increase (decrease)		201,185	812,961
Net assets, beginning		3,435,903	2,622,942
Net assets, ending		$3,637,088	$3,435,903

Units sold		111,922	80,974
Units redeemed		(130,084)	(70,330)
Net increase (decrease)		(18,162)	10,644
Units outstanding, beginning		397,962	387,318
Units outstanding, ending		379,800	397,962

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,516,158
Cost of units redeemed/account charges			(5,741,031)
Net investment income (loss)			(270,395)
Net realized gain (loss)			1,126,859
Realized gain distributions			1,484,415
Net change in unrealized appreciation (depreciation)			521,082
Net assets			$3,637,088

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.53	350	$3,332	1.25%	10.9%	12/31/2025	$10.08	30	$305	1.00%	11.2%	12/31/2025	$10.65	0	$0	0.75%	11.5%
12/31/2024	8.59	363	3,116	1.25%	27.6%	12/31/2024	9.06	35	320	1.00%	27.9%	12/31/2024	9.56	0	0	0.75%	28.2%
12/31/2023	6.73	345	2,323	1.25%	41.2%	12/31/2023	7.08	42	300	1.00%	41.5%	12/31/2023	7.45	0	0	0.75%	41.9%
12/31/2022	4.77	233	1,110	1.25%	-33.5%	12/31/2022	5.00	48	240	1.00%	-33.3%	12/31/2022	5.25	0	0	0.75%	-33.1%
12/31/2021	7.17	213	1,526	1.25%	21.4%	12/31/2021	7.50	65	491	1.00%	21.7%	12/31/2021	7.85	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.26	0	$0	0.50%	11.8%	12/31/2025	$11.91	0	$0	0.25%	12.1%	12/31/2025	$12.66	0	$0	0.00%	12.3%
12/31/2024	10.08	0	0	0.50%	28.6%	12/31/2024	10.63	0	0	0.25%	28.9%	12/31/2024	11.27	0	0	0.00%	29.2%
12/31/2023	7.84	0	0	0.50%	42.2%	12/31/2023	8.24	0	0	0.25%	42.6%	12/31/2023	8.72	0	0	0.00%	43.0%
12/31/2022	5.51	0	0	0.50%	-33.0%	12/31/2022	5.78	0	0	0.25%	-32.8%	12/31/2022	6.10	0	0	0.00%	-32.6%
12/31/2021	8.22	0	0	0.50%	22.3%	12/31/2021	8.60	0	0	0.25%	22.6%	12/31/2021	9.06	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund A Class - 06-290

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,143,169	$3,727,385	193,453
Receivables: investments sold	445
Payables: investments purchased	-
Net assets	$3,143,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,165,807	242,730	$8.92
Band 100	530,421	56,229	9.43
Band 75	-	-	9.97
Band 50	447,386	42,433	10.54
Band 25	-	-	11.15
Band 0	-	-	11.88
Total	$3,143,614	341,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(37,385)
Net investment income (loss)			(37,385)

Gain (loss) on investments:
Net realized gain (loss)			(38,381)
Realized gain distributions			719,550
Net change in unrealized appreciation (depreciation)			(488,322)
Net gain (loss)			192,847

Increase (decrease) in net assets from operations			$155,462

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,385)	$(35,525)
Net realized gain (loss)		(38,381)	9,784
Realized gain distributions		719,550	567,114
Net change in unrealized appreciation (depreciation)		(488,322)	137,507

Increase (decrease) in net assets from operations		155,462	678,880

Contract owner transactions:
Proceeds from units sold		156,072	134,441
Cost of units redeemed		(680,208)	(247,518)
Account charges		(547)	(700)
Increase (decrease)		(524,683)	(113,777)
Net increase (decrease)		(369,221)	565,103
Net assets, beginning		3,512,835	2,947,732
Net assets, ending		$3,143,614	$3,512,835

Units sold		19,658	17,711
Units redeemed		(78,441)	(31,566)
Net increase (decrease)		(58,783)	(13,855)
Units outstanding, beginning		400,175	414,030
Units outstanding, ending		341,392	400,175

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,361,182
Cost of units redeemed/account charges			(58,330,091)
Net investment income (loss)			(1,771,008)
Net realized gain (loss)			4,731,046
Realized gain distributions			12,736,701
Net change in unrealized appreciation (depreciation)			(584,216)
Net assets			$3,143,614

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.92	243	$2,166	1.25%	5.1%	12/31/2025	$9.43	56	$530	1.00%	5.3%	12/31/2025	$9.97	0	$0	0.75%	5.6%
12/31/2024	8.49	282	2,397	1.25%	23.0%	12/31/2024	8.95	58	519	1.00%	23.3%	12/31/2024	9.44	0	0	0.75%	23.6%
12/31/2023	6.90	295	2,037	1.25%	18.8%	12/31/2023	7.26	59	426	1.00%	19.1%	12/31/2023	7.64	0	0	0.75%	19.3%
12/31/2022	5.81	336	1,954	1.25%	-29.2%	12/31/2022	6.10	67	408	1.00%	-29.0%	12/31/2022	6.40	0	0	0.75%	-28.8%
12/31/2021	8.21	435	3,567	1.25%	9.4%	12/31/2021	8.59	79	681	1.00%	9.7%	12/31/2021	8.99	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.54	42	$447	0.50%	5.9%	12/31/2025	$11.15	0	$0	0.25%	6.1%	12/31/2025	$11.88	0	$0	0.00%	6.4%
12/31/2024	9.96	60	597	0.50%	23.9%	12/31/2024	10.50	0	0	0.25%	24.2%	12/31/2024	11.17	0	0	0.00%	24.6%
12/31/2023	8.04	60	485	0.50%	19.6%	12/31/2023	8.45	0	0	0.25%	19.9%	12/31/2023	8.96	0	0	0.00%	20.2%
12/31/2022	6.72	104	699	0.50%	-28.6%	12/31/2022	7.05	0	0	0.25%	-28.5%	12/31/2022	7.46	0	0	0.00%	-28.3%
12/31/2021	9.41	116	1,093	0.50%	10.3%	12/31/2021	9.85	0	0	0.25%	10.5%	12/31/2021	10.39	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund Investor Class - 06-450

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,948,520	$2,284,817	31,338
Receivables: investments sold	700
Payables: investments purchased	-
Net assets	$2,949,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,949,220	167,190	$17.64
Band 100	-	-	18.65
Band 75	-	-	19.72
Band 50	-	-	20.84
Band 25	-	-	22.03
Band 0	-	-	26.21
Total	$2,949,220	167,190

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,241)
Net investment income (loss)			(34,241)

Gain (loss) on investments:
Net realized gain (loss)			335,308
Realized gain distributions			307,693
Net change in unrealized appreciation (depreciation)			(444,664)
Net gain (loss)			198,337

Increase (decrease) in net assets from operations			$164,096

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,241)	$(57,117)
Net realized gain (loss)		335,308	1,096,488
Realized gain distributions		307,693	123,566
Net change in unrealized appreciation (depreciation)		(444,664)	(95,008)

Increase (decrease) in net assets from operations		164,096	1,067,929

Contract owner transactions:
Proceeds from units sold		507,343	781,683
Cost of units redeemed		(1,286,405)	(2,836,792)
Account charges		(96)	(5,006)
Increase (decrease)		(779,158)	(2,060,115)
Net increase (decrease)		(615,062)	(992,186)
Net assets, beginning		3,564,282	4,556,468
Net assets, ending		$2,949,220	$3,564,282

Units sold		31,157	62,773
Units redeemed		(88,704)	(205,581)
Net increase (decrease)		(57,547)	(142,808)
Units outstanding, beginning		224,737	367,545
Units outstanding, ending		167,190	224,737

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,014,081
Cost of units redeemed/account charges			(11,407,551)
Net investment income (loss)			(509,317)
Net realized gain (loss)			2,870,826
Realized gain distributions			2,317,478
Net change in unrealized appreciation (depreciation)			663,703
Net assets			$2,949,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$17.64	167	$2,949	1.25%	11.2%	12/31/2025	$18.65	0	$0	1.00%	11.5%	12/31/2025	$19.72	0	$0	0.75%	11.8%
12/31/2024	15.86	225	3,564	1.25%	27.9%	12/31/2024	16.73	0	0	1.00%	28.3%	12/31/2024	17.64	0	0	0.75%	28.6%
12/31/2023	12.40	368	4,556	1.25%	41.5%	12/31/2023	13.04	0	0	1.00%	41.9%	12/31/2023	13.72	0	0	0.75%	42.2%
12/31/2022	8.76	360	3,150	1.25%	-33.3%	12/31/2022	9.19	0	0	1.00%	-33.1%	12/31/2022	9.64	0	0	0.75%	-33.0%
12/31/2021	13.13	413	5,426	1.25%	21.7%	12/31/2021	13.75	0	0	1.00%	22.0%	12/31/2021	14.39	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$20.84	0	$0	0.50%	12.1%	12/31/2025	$22.03	0	$0	0.25%	12.3%	12/31/2025	$26.21	0	$0	0.00%	12.6%
12/31/2024	18.60	0	0	0.50%	28.9%	12/31/2024	19.61	0	0	0.25%	29.2%	12/31/2024	23.27	0	0	0.00%	29.5%
12/31/2023	14.43	0	0	0.50%	42.6%	12/31/2023	15.18	0	0	0.25%	43.0%	12/31/2023	17.97	0	0	0.00%	43.3%
12/31/2022	10.12	0	0	0.50%	-32.8%	12/31/2022	10.62	0	0	0.25%	-32.6%	12/31/2022	12.54	0	0	0.00%	-32.5%
12/31/2021	15.06	0	0	0.50%	22.6%	12/31/2021	15.76	0	0	0.25%	22.9%	12/31/2021	18.56	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund Investor Class - 06-046

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,297,570	$3,555,894	158,669
Receivables: investments sold	-
Payables: investments purchased	(421)
Net assets	$3,297,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,297,149	1,149,097	$2.87
Band 100	-	-	2.96
Band 75	-	-	3.05
Band 50	-	-	3.14
Band 25	-	-	3.24
Band 0	-	-	3.34
Total	$3,297,149	1,149,097

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,034)
Net investment income (loss)			(42,034)

Gain (loss) on investments:
Net realized gain (loss)			32,062
Realized gain distributions			599,577
Net change in unrealized appreciation (depreciation)			(407,869)
Net gain (loss)			223,770

Increase (decrease) in net assets from operations			$181,736

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,034)	$(41,183)
Net realized gain (loss)		32,062	69,089
Realized gain distributions		599,577	445,435
Net change in unrealized appreciation (depreciation)		(407,869)	201,973

Increase (decrease) in net assets from operations		181,736	675,314

Contract owner transactions:
Proceeds from units sold		98,766	107,739
Cost of units redeemed		(256,170)	(584,520)
Account charges		(687)	(862)
Increase (decrease)		(158,091)	(477,643)
Net increase (decrease)		23,645	197,671
Net assets, beginning		3,273,504	3,075,833
Net assets, ending		$3,297,149	$3,273,504

Units sold		43,391	60,251
Units redeemed		(95,458)	(250,545)
Net increase (decrease)		(52,067)	(190,294)
Units outstanding, beginning		1,201,164	1,391,458
Units outstanding, ending		1,149,097	1,201,164

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,887,465
Cost of units redeemed/account charges			(8,197,284)
Net investment income (loss)			(511,888)
Net realized gain (loss)			(52,989)
Realized gain distributions			4,430,169
Net change in unrealized appreciation (depreciation)			(258,324)
Net assets			$3,297,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	1,149	$3,297	1.25%	5.3%	12/31/2025	$2.96	0	$0	1.00%	5.5%	12/31/2025	$3.05	0	$0	0.75%	5.8%
12/31/2024	2.73	1,201	3,274	1.25%	23.3%	12/31/2024	2.80	0	0	1.00%	23.6%	12/31/2024	2.88	0	0	0.75%	23.9%
12/31/2023	2.21	1,391	3,076	1.25%	19.1%	12/31/2023	2.27	0	0	1.00%	19.4%	12/31/2023	2.33	0	0	0.75%	19.7%
12/31/2022	1.86	1,423	2,641	1.25%	-29.0%	12/31/2022	1.90	0	0	1.00%	-28.9%	12/31/2022	1.94	0	0	0.75%	-28.7%
12/31/2021	2.61	1,582	4,137	1.25%	9.7%	12/31/2021	2.67	0	0	1.00%	10.0%	12/31/2021	2.72	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.14	0	$0	0.50%	6.1%	12/31/2025	$3.24	0	$0	0.25%	6.3%	12/31/2025	$3.34	0	$0	0.00%	6.6%
12/31/2024	2.96	0	0	0.50%	24.2%	12/31/2024	3.05	0	0	0.25%	24.5%	12/31/2024	3.13	0	0	0.00%	24.8%
12/31/2023	2.38	0	0	0.50%	20.0%	12/31/2023	2.45	0	0	0.25%	20.3%	12/31/2023	2.51	0	0	0.00%	20.6%
12/31/2022	1.99	0	0	0.50%	-28.5%	12/31/2022	2.03	0	0	0.25%	-28.3%	12/31/2022	2.08	0	0	0.00%	-28.1%
12/31/2021	2.78	0	0	0.50%	10.5%	12/31/2021	2.84	0	0	0.25%	10.8%	12/31/2021	2.89	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value Investor Class - 06-696 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.43
Band 100	-	-	3.54
Band 75	-	-	3.67
Band 50	-	-	3.79
Band 25	-	-	3.92
Band 0	-	-	4.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,398,801
Cost of units redeemed/account charges			(4,029,831)
Net investment income (loss)			17,720
Net realized gain (loss)			264,734
Realized gain distributions			348,576
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.43	0	$0	1.25%	14.4%	12/31/2025	$3.54	0	$0	1.00%	14.6%	12/31/2025	$3.67	0	$0	0.75%	14.9%
12/31/2024	3.00	0	0	1.25%	7.8%	12/31/2024	3.09	0	0	1.00%	8.0%	12/31/2024	3.19	0	0	0.75%	8.3%
12/31/2023	2.78	0	0	1.25%	7.4%	12/31/2023	2.86	0	0	1.00%	7.7%	12/31/2023	2.95	0	0	0.75%	7.9%
12/31/2022	2.59	0	0	1.25%	-1.1%	12/31/2022	2.66	0	0	1.00%	-0.8%	12/31/2022	2.73	0	0	0.75%	-0.6%
12/31/2021	2.62	0	0	1.25%	22.7%	12/31/2021	2.68	0	0	1.00%	23.0%	12/31/2021	2.75	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.79	0	$0	0.50%	15.2%	12/31/2025	$3.92	0	$0	0.25%	15.5%	12/31/2025	$4.06	0	$0	0.00%	15.8%
12/31/2024	3.29	0	0	0.50%	8.6%	12/31/2024	3.40	0	0	0.25%	8.8%	12/31/2024	3.51	0	0	0.00%	9.1%
12/31/2023	3.03	0	0	0.50%	8.2%	12/31/2023	3.12	0	0	0.25%	8.5%	12/31/2023	3.21	0	0	0.00%	8.7%
12/31/2022	2.80	0	0	0.50%	-0.3%	12/31/2022	2.88	0	0	0.25%	-0.1%	12/31/2022	2.96	0	0	0.00%	0.2%
12/31/2021	2.81	0	0	0.50%	23.6%	12/31/2021	2.88	0	0	0.25%	23.9%	12/31/2021	2.95	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disc Core Value Fund Investor Class - 06-460

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$603,187	$551,087	15,676
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$603,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$603,383	148,392	$4.07
Band 100	-	-	4.30
Band 75	-	-	4.54
Band 50	-	-	4.80
Band 25	-	-	5.08
Band 0	-	-	5.69
Total	$603,383	148,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,403
Mortality & expense charges			(7,716)
Net investment income (loss)			687

Gain (loss) on investments:
Net realized gain (loss)			14,428
Realized gain distributions			42,829
Net change in unrealized appreciation (depreciation)			19,092
Net gain (loss)			76,349

Increase (decrease) in net assets from operations			$77,036

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$687	$(127)
Net realized gain (loss)		14,428	9,068
Realized gain distributions		42,829	-
Net change in unrealized appreciation (depreciation)		19,092	91,745

Increase (decrease) in net assets from operations		77,036	100,686

Contract owner transactions:
Proceeds from units sold		43,545	69,132
Cost of units redeemed		(169,964)	(523,455)
Account charges		(49)	(128)
Increase (decrease)		(126,468)	(454,451)
Net increase (decrease)		(49,432)	(353,765)
Net assets, beginning		652,815	1,006,580
Net assets, ending		$603,383	$652,815

Units sold		12,054	24,407
Units redeemed		(45,881)	(156,431)
Net increase (decrease)		(33,827)	(132,024)
Units outstanding, beginning		182,219	314,243
Units outstanding, ending		148,392	182,219

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,446,604
Cost of units redeemed/account charges			(19,817,078)
Net investment income (loss)			252,831
Net realized gain (loss)			1,288,772
Realized gain distributions			2,380,154
Net change in unrealized appreciation (depreciation)			52,100
Net assets			$603,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.07	148	$603	1.25%	13.5%	12/31/2025	$4.30	0	$0	1.00%	13.8%	12/31/2025	$4.54	0	$0	0.75%	14.1%
12/31/2024	3.58	182	653	1.25%	11.8%	12/31/2024	3.78	0	0	1.00%	12.1%	12/31/2024	3.98	0	0	0.75%	12.4%
12/31/2023	3.20	314	1,007	1.25%	7.1%	12/31/2023	3.37	0	0	1.00%	7.4%	12/31/2023	3.54	0	0	0.75%	7.6%
12/31/2022	2.99	334	999	1.25%	-13.7%	12/31/2022	3.14	0	0	1.00%	-13.5%	12/31/2022	3.29	0	0	0.75%	-13.3%
12/31/2021	3.47	612	2,122	1.25%	22.2%	12/31/2021	3.63	0	0	1.00%	22.5%	12/31/2021	3.80	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.80	0	$0	0.50%	14.4%	12/31/2025	$5.08	0	$0	0.25%	14.6%	12/31/2025	$5.69	0	$0	0.00%	14.9%
12/31/2024	4.20	0	0	0.50%	12.7%	12/31/2024	4.43	0	0	0.25%	13.0%	12/31/2024	4.95	0	0	0.00%	13.3%
12/31/2023	3.73	0	0	0.50%	7.9%	12/31/2023	3.92	0	0	0.25%	8.2%	12/31/2023	4.37	0	0	0.00%	8.4%
12/31/2022	3.46	0	0	0.50%	-13.0%	12/31/2022	3.63	0	0	0.25%	-12.8%	12/31/2022	4.03	0	0	0.00%	-12.6%
12/31/2021	3.97	0	0	0.50%	23.1%	12/31/2021	4.16	0	0	0.25%	23.4%	12/31/2021	4.61	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.3%
2023	1.6%
2022	1.8%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value A Class - 06-698 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.31
Band 100	-	-	3.43
Band 75	-	-	3.54
Band 50	-	-	3.67
Band 25	-	-	3.79
Band 0	-	-	3.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$81,744
Cost of units redeemed/account charges			(96,703)
Net investment income (loss)			277
Net realized gain (loss)			1,579
Realized gain distributions			13,103
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.31	0	$0	1.25%	14.0%	12/31/2025	$3.43	0	$0	1.00%	14.2%	12/31/2025	$3.54	0	$0	0.75%	14.5%
12/31/2024	2.91	0	0	1.25%	7.5%	12/31/2024	3.00	0	0	1.00%	7.8%	12/31/2024	3.09	0	0	0.75%	8.0%
12/31/2023	2.70	0	0	1.25%	7.3%	12/31/2023	2.78	0	0	1.00%	7.5%	12/31/2023	2.86	0	0	0.75%	7.8%
12/31/2022	2.52	0	0	1.25%	-1.4%	12/31/2022	2.59	0	0	1.00%	-1.2%	12/31/2022	2.66	0	0	0.75%	-0.9%
12/31/2021	2.56	0	0	1.25%	22.4%	12/31/2021	2.62	0	0	1.00%	22.7%	12/31/2021	2.68	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	0	$0	0.50%	14.8%	12/31/2025	$3.79	0	$0	0.25%	15.1%	12/31/2025	$3.93	0	$0	0.00%	15.4%
12/31/2024	3.19	0	0	0.50%	8.3%	12/31/2024	3.30	0	0	0.25%	8.6%	12/31/2024	3.40	0	0	0.00%	8.9%
12/31/2023	2.95	0	0	0.50%	8.1%	12/31/2023	3.04	0	0	0.25%	8.3%	12/31/2023	3.12	0	0	0.00%	8.6%
12/31/2022	2.73	0	0	0.50%	-0.7%	12/31/2022	2.80	0	0	0.25%	-0.4%	12/31/2022	2.88	0	0	0.00%	-0.2%
12/31/2021	2.75	0	0	0.50%	23.3%	12/31/2021	2.81	0	0	0.25%	23.6%	12/31/2021	2.88	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund A Class - 06-185

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$698,669	$737,128	67,134
Receivables: investments sold	8,923
Payables: investments purchased	-
Net assets	$707,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$677,086	462,159	$1.47
Band 100	30,506	19,726	1.55
Band 75	-	-	1.63
Band 50	-	-	1.72
Band 25	-	-	1.82
Band 0	-	-	1.92
Total	$707,592	481,885

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,636
Mortality & expense charges			(8,597)
Net investment income (loss)			20,039

Gain (loss) on investments:
Net realized gain (loss)			(8,787)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,989
Net gain (loss)			11,202

Increase (decrease) in net assets from operations			$31,241

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,039	$3,561
Net realized gain (loss)		(8,787)	(30,293)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,989	29,519

Increase (decrease) in net assets from operations		31,241	2,787

Contract owner transactions:
Proceeds from units sold		227,599	129,766
Cost of units redeemed		(142,627)	(266,805)
Account charges		(743)	(659)
Increase (decrease)		84,229	(137,698)
Net increase (decrease)		115,470	(134,911)
Net assets, beginning		592,122	727,033
Net assets, ending		$707,592	$592,122

Units sold		157,644	93,633
Units redeemed		(98,896)	(191,722)
Net increase (decrease)		58,748	(98,089)
Units outstanding, beginning		423,137	521,226
Units outstanding, ending		481,885	423,137

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,118,012
Cost of units redeemed/account charges			(51,186,773)
Net investment income (loss)			1,066,296
Net realized gain (loss)			70,620
Realized gain distributions			677,896
Net change in unrealized appreciation (depreciation)			(38,459)
Net assets			$707,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	462	$677	1.25%	5.0%	12/31/2025	$1.55	20	$31	1.00%	5.3%	12/31/2025	$1.63	0	$0	0.75%	5.5%
12/31/2024	1.40	400	558	1.25%	0.3%	12/31/2024	1.47	23	34	1.00%	0.5%	12/31/2024	1.55	0	0	0.75%	0.8%
12/31/2023	1.39	497	692	1.25%	1.5%	12/31/2023	1.46	24	35	1.00%	1.8%	12/31/2023	1.53	0	0	0.75%	2.0%
12/31/2022	1.37	613	840	1.25%	-13.6%	12/31/2022	1.44	26	37	1.00%	-13.4%	12/31/2022	1.50	0	0	0.75%	-13.2%
12/31/2021	1.59	837	1,328	1.25%	4.8%	12/31/2021	1.66	30	49	1.00%	5.1%	12/31/2021	1.73	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	5.8%	12/31/2025	$1.82	0	$0	0.25%	6.1%	12/31/2025	$1.92	0	$0	0.00%	6.3%
12/31/2024	1.63	0	0	0.50%	1.0%	12/31/2024	1.71	0	0	0.25%	1.3%	12/31/2024	1.81	0	0	0.00%	1.5%
12/31/2023	1.61	0	0	0.50%	2.3%	12/31/2023	1.69	0	0	0.25%	2.6%	12/31/2023	1.78	0	0	0.00%	2.8%
12/31/2022	1.58	0	0	0.50%	-13.0%	12/31/2022	1.65	0	0	0.25%	-12.8%	12/31/2022	1.73	0	0	0.00%	-12.5%
12/31/2021	1.81	0	0	0.50%	5.6%	12/31/2021	1.89	0	0	0.25%	5.9%	12/31/2021	1.98	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	1.8%
2023	4.0%
2022	5.7%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust LVIP American Century Capital Appreciation Fund I Class - 06-410

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,802,714	$5,590,783	382,714
Receivables: investments sold	-
Payables: investments purchased	(760)
Net assets	$5,801,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,801,954	582,570	$9.96
Band 100	-	-	10.53
Band 75	-	-	11.13
Band 50	-	-	11.77
Band 25	-	-	12.44
Band 0	-	-	13.15
Total	$5,801,954	582,570

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(79,252)
Net investment income (loss)			(79,252)

Gain (loss) on investments:
Net realized gain (loss)			241,112
Realized gain distributions			955,395
Net change in unrealized appreciation (depreciation)			(779,648)
Net gain (loss)			416,859

Increase (decrease) in net assets from operations			$337,607

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(79,252)	$(82,245)
Net realized gain (loss)		241,112	118,620
Realized gain distributions		955,395	392,555
Net change in unrealized appreciation (depreciation)		(779,648)	937,213

Increase (decrease) in net assets from operations		337,607	1,366,143

Contract owner transactions:
Proceeds from units sold		227,610	382,571
Cost of units redeemed		(1,428,369)	(1,084,051)
Account charges		(2,032)	(1,932)
Increase (decrease)		(1,202,791)	(703,412)
Net increase (decrease)		(865,184)	662,731
Net assets, beginning		6,667,138	6,004,407
Net assets, ending		$5,801,954	$6,667,138

Units sold		23,793	49,049
Units redeemed		(146,767)	(127,734)
Net increase (decrease)		(122,974)	(78,685)
Units outstanding, beginning		705,544	784,229
Units outstanding, ending		582,570	705,544

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$72,208,848
Cost of units redeemed/account charges			(85,964,170)
Net investment income (loss)			(2,938,481)
Net realized gain (loss)			3,550,964
Realized gain distributions			18,732,862
Net change in unrealized appreciation (depreciation)			211,931
Net assets			$5,801,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.96	583	$5,802	1.25%	5.4%	12/31/2025	$10.53	0	$0	1.00%	5.7%	12/31/2025	$11.13	0	$0	0.75%	5.9%
12/31/2024	9.45	706	6,667	1.25%	23.4%	12/31/2024	9.97	0	0	1.00%	23.7%	12/31/2024	10.51	0	0	0.75%	24.0%
12/31/2023	7.66	784	6,004	1.25%	19.2%	12/31/2023	8.05	0	0	1.00%	19.5%	12/31/2023	8.47	0	0	0.75%	19.8%
12/31/2022	6.42	936	6,012	1.25%	-29.0%	12/31/2022	6.74	0	0	1.00%	-28.8%	12/31/2022	7.07	0	0	0.75%	-28.6%
12/31/2021	9.05	1,065	9,633	1.25%	9.8%	12/31/2021	9.47	0	0	1.00%	10.0%	12/31/2021	9.91	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.77	0	$0	0.50%	6.2%	12/31/2025	$12.44	0	$0	0.25%	6.5%	12/31/2025	$13.15	0	$0	0.00%	6.7%
12/31/2024	11.08	0	0	0.50%	24.4%	12/31/2024	11.69	0	0	0.25%	24.7%	12/31/2024	12.33	0	0	0.00%	25.0%
12/31/2023	8.91	0	0	0.50%	20.1%	12/31/2023	9.37	0	0	0.25%	20.4%	12/31/2023	9.86	0	0	0.00%	20.7%
12/31/2022	7.42	0	0	0.50%	-28.5%	12/31/2022	7.79	0	0	0.25%	-28.3%	12/31/2022	8.17	0	0	0.00%	-28.1%
12/31/2021	10.37	0	0	0.50%	10.6%	12/31/2021	10.86	0	0	0.25%	10.9%	12/31/2021	11.37	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth Investor Class - 06-420

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,415	$380,641	29,248
Receivables: investments sold	-
Payables: investments purchased	(245)
Net assets	$402,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,170	87,623	$4.59
Band 100	-	-	4.85
Band 75	-	-	5.13
Band 50	-	-	5.42
Band 25	-	-	5.73
Band 0	-	-	6.83
Total	$402,170	87,623

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,312
Mortality & expense charges			(6,017)
Net investment income (loss)			(3,705)

Gain (loss) on investments:
Net realized gain (loss)			4,324
Realized gain distributions			11,724
Net change in unrealized appreciation (depreciation)			54,038
Net gain (loss)			70,086

Increase (decrease) in net assets from operations			$66,381

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,705)	$(3,095)
Net realized gain (loss)		4,324	(29,791)
Realized gain distributions		11,724	-
Net change in unrealized appreciation (depreciation)		54,038	70,480

Increase (decrease) in net assets from operations		66,381	37,594

Contract owner transactions:
Proceeds from units sold		24,062	203,650
Cost of units redeemed		(367,454)	(926,675)
Account charges		-	(1,343)
Increase (decrease)		(343,392)	(724,368)
Net increase (decrease)		(277,011)	(686,774)
Net assets, beginning		679,181	1,365,955
Net assets, ending		$402,170	$679,181

Units sold		13,469	50,928
Units redeemed		(94,783)	(225,260)
Net increase (decrease)		(81,314)	(174,332)
Units outstanding, beginning		168,937	343,269
Units outstanding, ending		87,623	168,937

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,052,044
Cost of units redeemed/account charges			(14,606,576)
Net investment income (loss)			(154,708)
Net realized gain (loss)			940,853
Realized gain distributions			1,148,783
Net change in unrealized appreciation (depreciation)			21,774
Net assets			$402,170

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.59	88	$402	1.25%	14.2%	12/31/2025	$4.85	0	$0	1.00%	14.5%	12/31/2025	$5.13	0	$0	0.75%	14.7%
12/31/2024	4.02	169	679	1.25%	1.0%	12/31/2024	4.24	0	0	1.00%	1.3%	12/31/2024	4.47	0	0	0.75%	1.5%
12/31/2023	3.98	343	1,366	1.25%	10.9%	12/31/2023	4.19	0	0	1.00%	11.2%	12/31/2023	4.40	0	0	0.75%	11.5%
12/31/2022	3.59	340	1,219	1.25%	-25.9%	12/31/2022	3.76	0	0	1.00%	-25.7%	12/31/2022	3.95	0	0	0.75%	-25.5%
12/31/2021	4.84	343	1,661	1.25%	7.1%	12/31/2021	5.07	0	0	1.00%	7.3%	12/31/2021	5.31	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.42	0	$0	0.50%	15.0%	12/31/2025	$5.73	0	$0	0.25%	15.3%	12/31/2025	$6.83	0	$0	0.00%	15.6%
12/31/2024	4.72	0	0	0.50%	1.8%	12/31/2024	4.97	0	0	0.25%	2.1%	12/31/2024	5.90	0	0	0.00%	2.3%
12/31/2023	4.63	0	0	0.50%	11.8%	12/31/2023	4.87	0	0	0.25%	12.0%	12/31/2023	5.77	0	0	0.00%	12.3%
12/31/2022	4.14	0	0	0.50%	-25.4%	12/31/2022	4.35	0	0	0.25%	-25.2%	12/31/2022	5.14	0	0	0.00%	-25.0%
12/31/2021	5.55	0	0	0.50%	7.9%	12/31/2021	5.81	0	0	0.25%	8.1%	12/31/2021	6.85	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.9%
2023	0.0%
2022	0.6%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth A Class - 06-325

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$217,526	$198,022	15,739
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$217,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,227	27,500	$3.46
Band 100	122,297	33,406	3.66
Band 75	-	-	3.87
Band 50	-	-	4.09
Band 25	-	-	4.33
Band 0	-	-	4.60
Total	$217,524	60,906

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$603
Mortality & expense charges			(2,304)
Net investment income (loss)			(1,701)

Gain (loss) on investments:
Net realized gain (loss)			1,000
Realized gain distributions			5,800
Net change in unrealized appreciation (depreciation)			21,608
Net gain (loss)			28,408

Increase (decrease) in net assets from operations			$26,707

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,701)	$(1,114)
Net realized gain (loss)		1,000	286
Realized gain distributions		5,800	-
Net change in unrealized appreciation (depreciation)		21,608	2,648

Increase (decrease) in net assets from operations		26,707	1,820

Contract owner transactions:
Proceeds from units sold		12,782	22,970
Cost of units redeemed		(8,653)	(7,090)
Account charges		(40)	(49)
Increase (decrease)		4,089	15,831
Net increase (decrease)		30,796	17,651
Net assets, beginning		186,728	169,077
Net assets, ending		$217,524	$186,728

Units sold		3,881	7,534
Units redeemed		(2,471)	(2,221)
Net increase (decrease)		1,410	5,313
Units outstanding, beginning		59,496	54,183
Units outstanding, ending		60,906	59,496

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,489,711
Cost of units redeemed/account charges			(2,613,390)
Net investment income (loss)			(44,501)
Net realized gain (loss)			144,518
Realized gain distributions			221,682
Net change in unrealized appreciation (depreciation)			19,504
Net assets			$217,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.46	27	$95	1.25%	13.9%	12/31/2025	$3.66	33	$122	1.00%	14.2%	12/31/2025	$3.87	0	$0	0.75%	14.5%
12/31/2024	3.04	24	74	1.25%	0.7%	12/31/2024	3.21	35	112	1.00%	1.0%	12/31/2024	3.38	0	0	0.75%	1.2%
12/31/2023	3.02	19	57	1.25%	10.7%	12/31/2023	3.18	35	112	1.00%	11.0%	12/31/2023	3.34	0	0	0.75%	11.2%
12/31/2022	2.73	36	97	1.25%	-26.1%	12/31/2022	2.86	35	101	1.00%	-25.9%	12/31/2022	3.00	0	0	0.75%	-25.8%
12/31/2021	3.69	29	108	1.25%	6.8%	12/31/2021	3.86	36	138	1.00%	7.1%	12/31/2021	4.04	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.09	0	$0	0.50%	14.7%	12/31/2025	$4.33	0	$0	0.25%	15.0%	12/31/2025	$4.60	0	$0	0.00%	15.3%
12/31/2024	3.57	0	0	0.50%	1.5%	12/31/2024	3.76	0	0	0.25%	1.8%	12/31/2024	3.99	0	0	0.00%	2.0%
12/31/2023	3.51	0	0	0.50%	11.5%	12/31/2023	3.70	0	0	0.25%	11.8%	12/31/2023	3.91	0	0	0.00%	12.1%
12/31/2022	3.15	0	0	0.50%	-25.6%	12/31/2022	3.31	0	0	0.25%	-25.4%	12/31/2022	3.49	0	0	0.00%	-25.2%
12/31/2021	4.23	0	0	0.50%	7.6%	12/31/2021	4.43	0	0	0.25%	7.9%	12/31/2021	4.66	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.6%
2023	0.0%
2022	0.5%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Large Company Value A Class - 06-355

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$572,235	$520,356	55,059
Receivables: investments sold	-
Payables: investments purchased	(721)
Net assets	$571,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$509,428	108,815	$4.68
Band 100	62,086	12,544	4.95
Band 75	-	-	5.23
Band 50	-	-	5.53
Band 25	-	-	5.85
Band 0	-	-	6.27
Total	$571,514	121,359

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,006
Mortality & expense charges			(6,665)
Net investment income (loss)			1,341

Gain (loss) on investments:
Net realized gain (loss)			5,744
Realized gain distributions			55,658
Net change in unrealized appreciation (depreciation)			12,899
Net gain (loss)			74,301

Increase (decrease) in net assets from operations			$75,642

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,341	$2,307
Net realized gain (loss)		5,744	5,340
Realized gain distributions		55,658	36,869
Net change in unrealized appreciation (depreciation)		12,899	2,117

Increase (decrease) in net assets from operations		75,642	46,633

Contract owner transactions:
Proceeds from units sold		6,504	8,990
Cost of units redeemed		(32,374)	(38,947)
Account charges		(62)	(77)
Increase (decrease)		(25,932)	(30,034)
Net increase (decrease)		49,710	16,599
Net assets, beginning		521,804	505,205
Net assets, ending		$571,514	$521,804

Units sold		1,509	2,761
Units redeemed		(7,243)	(10,418)
Net increase (decrease)		(5,734)	(7,657)
Units outstanding, beginning		127,093	134,750
Units outstanding, ending		121,359	127,093

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,871,268
Cost of units redeemed/account charges			(8,313,845)
Net investment income (loss)			161,853
Net realized gain (loss)			289,781
Realized gain distributions			510,578
Net change in unrealized appreciation (depreciation)			51,879
Net assets			$571,514

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	109	$509	1.25%	14.7%	12/31/2025	$4.95	13	$62	1.00%	15.0%	12/31/2025	$5.23	0	$0	0.75%	15.2%
12/31/2024	4.08	114	465	1.25%	9.5%	12/31/2024	4.31	13	57	1.00%	9.8%	12/31/2024	4.54	0	0	0.75%	10.0%
12/31/2023	3.73	121	450	1.25%	4.4%	12/31/2023	3.92	14	56	1.00%	4.6%	12/31/2023	4.13	0	0	0.75%	4.9%
12/31/2022	3.57	127	455	1.25%	0.2%	12/31/2022	3.75	16	61	1.00%	0.5%	12/31/2022	3.93	0	0	0.75%	0.7%
12/31/2021	3.57	173	617	1.25%	16.3%	12/31/2021	3.73	16	61	1.00%	16.6%	12/31/2021	3.91	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.53	0	$0	0.50%	15.5%	12/31/2025	$5.85	0	$0	0.25%	15.8%	12/31/2025	$6.27	0	$0	0.00%	16.1%
12/31/2024	4.79	0	0	0.50%	10.3%	12/31/2024	5.05	0	0	0.25%	10.6%	12/31/2024	5.40	0	0	0.00%	10.9%
12/31/2023	4.34	0	0	0.50%	5.2%	12/31/2023	4.57	0	0	0.25%	5.4%	12/31/2023	4.87	0	0	0.00%	5.7%
12/31/2022	4.13	0	0	0.50%	1.0%	12/31/2022	4.33	0	0	0.25%	1.2%	12/31/2022	4.61	0	0	0.00%	1.5%
12/31/2021	4.09	0	0	0.50%	17.2%	12/31/2021	4.28	0	0	0.25%	17.5%	12/31/2021	4.55	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.7%
2023	1.7%
2022	1.4%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund A Class - 06-395

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$832,622	$906,504	57,419
Receivables: investments sold	13,166
Payables: investments purchased	-
Net assets	$845,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$845,788	166,752	$5.07
Band 100	-	-	5.29
Band 75	-	-	5.52
Band 50	-	-	5.76
Band 25	-	-	6.01
Band 0	-	-	6.28
Total	$845,788	166,752

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,235
Mortality & expense charges			(12,674)
Net investment income (loss)			(439)

Gain (loss) on investments:
Net realized gain (loss)			(14,273)
Realized gain distributions			94,274
Net change in unrealized appreciation (depreciation)			(5,379)
Net gain (loss)			74,622

Increase (decrease) in net assets from operations			$74,183

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(439)	$810
Net realized gain (loss)		(14,273)	(50,829)
Realized gain distributions		94,274	85,838
Net change in unrealized appreciation (depreciation)		(5,379)	44,199

Increase (decrease) in net assets from operations		74,183	80,018

Contract owner transactions:
Proceeds from units sold		253,357	441,675
Cost of units redeemed		(729,080)	(954,988)
Account charges		(935)	(875)
Increase (decrease)		(476,658)	(514,188)
Net increase (decrease)		(402,475)	(434,170)
Net assets, beginning		1,248,263	1,682,433
Net assets, ending		$845,788	$1,248,263

Units sold		52,069	97,276
Units redeemed		(149,361)	(213,598)
Net increase (decrease)		(97,292)	(116,322)
Units outstanding, beginning		264,044	380,366
Units outstanding, ending		166,752	264,044

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,399,558
Cost of units redeemed/account charges			(28,239,182)
Net investment income (loss)			(43,296)
Net realized gain (loss)			998,338
Realized gain distributions			3,804,252
Net change in unrealized appreciation (depreciation)			(73,882)
Net assets			$845,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.07	167	$846	1.25%	7.3%	12/31/2025	$5.29	0	$0	1.00%	7.6%	12/31/2025	$5.52	0	$0	0.75%	7.8%
12/31/2024	4.73	264	1,248	1.25%	6.9%	12/31/2024	4.92	0	0	1.00%	7.1%	12/31/2024	5.12	0	0	0.75%	7.4%
12/31/2023	4.42	380	1,682	1.25%	4.6%	12/31/2023	4.59	0	0	1.00%	4.9%	12/31/2023	4.77	0	0	0.75%	5.1%
12/31/2022	4.23	478	2,020	1.25%	-2.9%	12/31/2022	4.38	0	0	1.00%	-2.6%	12/31/2022	4.54	0	0	0.75%	-2.4%
12/31/2021	4.35	604	2,629	1.25%	21.2%	12/31/2021	4.50	0	0	1.00%	21.5%	12/31/2021	4.65	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.76	0	$0	0.50%	8.1%	12/31/2025	$6.01	0	$0	0.25%	8.4%	12/31/2025	$6.28	0	$0	0.00%	8.6%
12/31/2024	5.33	0	0	0.50%	7.7%	12/31/2024	5.55	0	0	0.25%	8.0%	12/31/2024	5.78	0	0	0.00%	8.2%
12/31/2023	4.95	0	0	0.50%	5.4%	12/31/2023	5.14	0	0	0.25%	5.6%	12/31/2023	5.34	0	0	0.00%	5.9%
12/31/2022	4.70	0	0	0.50%	-2.2%	12/31/2022	4.87	0	0	0.25%	-1.9%	12/31/2022	5.04	0	0	0.00%	-1.7%
12/31/2021	4.80	0	0	0.50%	22.1%	12/31/2021	4.96	0	0	0.25%	22.4%	12/31/2021	5.13	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.3%
2022	1.3%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund Investor Class - 06-396

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,018,952	$2,211,666	136,905
Receivables: investments sold	4,511
Payables: investments purchased	-
Net assets	$2,023,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,023,463	382,236	$5.29
Band 100	-	-	5.52
Band 75	-	-	5.76
Band 50	-	-	6.02
Band 25	-	-	6.28
Band 0	-	-	6.55
Total	$2,023,463	382,236

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$35,663
Mortality & expense charges			(32,977)
Net investment income (loss)			2,686

Gain (loss) on investments:
Net realized gain (loss)			(67,827)
Realized gain distributions			227,204
Net change in unrealized appreciation (depreciation)			8,247
Net gain (loss)			167,624

Increase (decrease) in net assets from operations			$170,310

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,686	$11,273
Net realized gain (loss)		(67,827)	(67,093)
Realized gain distributions		227,204	216,507
Net change in unrealized appreciation (depreciation)		8,247	71,056

Increase (decrease) in net assets from operations		170,310	231,743

Contract owner transactions:
Proceeds from units sold		365,810	423,139
Cost of units redeemed		(1,816,781)	(1,137,807)
Account charges		(2,055)	(1,447)
Increase (decrease)		(1,453,026)	(716,115)
Net increase (decrease)		(1,282,716)	(484,372)
Net assets, beginning		3,306,179	3,790,551
Net assets, ending		$2,023,463	$3,306,179

Units sold		77,753	88,694
Units redeemed		(367,106)	(242,452)
Net increase (decrease)		(289,353)	(153,758)
Units outstanding, beginning		671,589	825,347
Units outstanding, ending		382,236	671,589

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$108,256,551
Cost of units redeemed/account charges			(130,262,896)
Net investment income (loss)			682,857
Net realized gain (loss)			7,126,122
Realized gain distributions			16,413,543
Net change in unrealized appreciation (depreciation)			(192,714)
Net assets			$2,023,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.29	382	$2,023	1.25%	7.5%	12/31/2025	$5.52	0	$0	1.00%	7.8%	12/31/2025	$5.76	0	$0	0.75%	8.1%
12/31/2024	4.92	672	3,306	1.25%	7.2%	12/31/2024	5.12	0	0	1.00%	7.5%	12/31/2024	5.33	0	0	0.75%	7.7%
12/31/2023	4.59	825	3,791	1.25%	4.8%	12/31/2023	4.77	0	0	1.00%	5.1%	12/31/2023	4.95	0	0	0.75%	5.4%
12/31/2022	4.38	1,358	5,951	1.25%	-2.7%	12/31/2022	4.54	0	0	1.00%	-2.4%	12/31/2022	4.70	0	0	0.75%	-2.2%
12/31/2021	4.50	2,788	12,554	1.25%	21.6%	12/31/2021	4.65	0	0	1.00%	21.9%	12/31/2021	4.81	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.02	0	$0	0.50%	8.3%	12/31/2025	$6.28	0	$0	0.25%	8.6%	12/31/2025	$6.55	0	$0	0.00%	8.9%
12/31/2024	5.55	0	0	0.50%	8.0%	12/31/2024	5.78	0	0	0.25%	8.3%	12/31/2024	6.02	0	0	0.00%	8.5%
12/31/2023	5.14	0	0	0.50%	5.6%	12/31/2023	5.34	0	0	0.25%	5.9%	12/31/2023	5.54	0	0	0.00%	6.2%
12/31/2022	4.87	0	0	0.50%	-2.0%	12/31/2022	5.04	0	0	0.25%	-1.7%	12/31/2022	5.22	0	0	0.00%	-1.5%
12/31/2021	4.96	0	0	0.50%	22.5%	12/31/2021	5.13	0	0	0.25%	22.8%	12/31/2021	5.30	0	0	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.5%
2023	1.5%
2022	1.6%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio A Class - 06-404

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,925,687	$11,079,241	894,552
Receivables: investments sold	5,739
Payables: investments purchased	-
Net assets	$10,931,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,761,363	3,004,415	$2.92
Band 100	2,170,063	713,784	3.04
Band 75	-	-	3.17
Band 50	-	-	3.30
Band 25	-	-	3.44
Band 0	-	-	3.59
Total	$10,931,426	3,718,199

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$290,885
Mortality & expense charges			(136,493)
Net investment income (loss)			154,392

Gain (loss) on investments:
Net realized gain (loss)			114,867
Realized gain distributions			911,908
Net change in unrealized appreciation (depreciation)			(136,103)
Net gain (loss)			890,672

Increase (decrease) in net assets from operations			$1,045,064

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$154,392	$147,011
Net realized gain (loss)		114,867	13,677
Realized gain distributions		911,908	252,290
Net change in unrealized appreciation (depreciation)		(136,103)	359,599

Increase (decrease) in net assets from operations		1,045,064	772,577

Contract owner transactions:
Proceeds from units sold		1,214,251	1,138,394
Cost of units redeemed		(3,345,142)	(1,909,791)
Account charges		(4,478)	(5,101)
Increase (decrease)		(2,135,369)	(776,498)
Net increase (decrease)		(1,090,305)	(3,921)
Net assets, beginning		12,021,731	12,025,652
Net assets, ending		$10,931,426	$12,021,731

Units sold		442,303	442,644
Units redeemed		(1,218,080)	(738,831)
Net increase (decrease)		(775,777)	(296,187)
Units outstanding, beginning		4,493,976	4,790,163
Units outstanding, ending		3,718,199	4,493,976

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$92,774,294
Cost of units redeemed/account charges			(97,935,916)
Net investment income (loss)			1,789,766
Net realized gain (loss)			5,901,988
Realized gain distributions			8,554,848
Net change in unrealized appreciation (depreciation)			(153,554)
Net assets			$10,931,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.92	3,004	$8,761	1.25%	9.8%	12/31/2025	$3.04	714	$2,170	1.00%	10.1%	12/31/2025	$3.17	0	$0	0.75%	10.3%
12/31/2024	2.66	3,687	9,793	1.25%	6.5%	12/31/2024	2.76	807	2,229	1.00%	6.7%	12/31/2024	2.87	0	0	0.75%	7.0%
12/31/2023	2.49	3,973	9,911	1.25%	10.4%	12/31/2023	2.59	817	2,115	1.00%	10.7%	12/31/2023	2.68	0	0	0.75%	11.0%
12/31/2022	2.26	4,414	9,972	1.25%	-16.0%	12/31/2022	2.34	839	1,962	1.00%	-15.8%	12/31/2022	2.42	0	0	0.75%	-15.6%
12/31/2021	2.69	5,285	14,220	1.25%	8.4%	12/31/2021	2.78	998	2,771	1.00%	8.7%	12/31/2021	2.87	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	0	$0	0.50%	10.6%	12/31/2025	$3.44	0	$0	0.25%	10.9%	12/31/2025	$3.59	0	$0	0.00%	11.2%
12/31/2024	2.99	0	0	0.50%	7.3%	12/31/2024	3.11	0	0	0.25%	7.5%	12/31/2024	3.23	0	0	0.00%	7.8%
12/31/2023	2.78	0	0	0.50%	11.3%	12/31/2023	2.89	0	0	0.25%	11.5%	12/31/2023	3.00	0	0	0.00%	11.8%
12/31/2022	2.50	0	0	0.50%	-15.4%	12/31/2022	2.59	0	0	0.25%	-15.2%	12/31/2022	2.68	0	0	0.00%	-15.0%
12/31/2021	2.96	0	0	0.50%	9.2%	12/31/2021	3.05	0	0	0.25%	9.5%	12/31/2021	3.15	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.5%
2023	2.0%
2022	1.8%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio Investor Class - 06-414

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,340	$474,219	35,661
Receivables: investments sold	151
Payables: investments purchased	-
Net assets	$436,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$436,491	143,545	$3.04
Band 100	-	-	3.17
Band 75	-	-	3.30
Band 50	-	-	3.45
Band 25	-	-	3.59
Band 0	-	-	3.74
Total	$436,491	143,545

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,637
Mortality & expense charges			(29,002)
Net investment income (loss)			(16,365)

Gain (loss) on investments:
Net realized gain (loss)			234,144
Realized gain distributions			36,200
Net change in unrealized appreciation (depreciation)			(51,724)
Net gain (loss)			218,620

Increase (decrease) in net assets from operations			$202,255

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,365)	$30,914
Net realized gain (loss)		234,144	165,499
Realized gain distributions		36,200	74,722
Net change in unrealized appreciation (depreciation)		(51,724)	104,213

Increase (decrease) in net assets from operations		202,255	375,348

Contract owner transactions:
Proceeds from units sold		552,972	1,424,025
Cost of units redeemed		(4,057,667)	(3,340,805)
Account charges		(658)	(5,176)
Increase (decrease)		(3,505,353)	(1,921,956)
Net increase (decrease)		(3,303,098)	(1,546,608)
Net assets, beginning		3,739,589	5,286,197
Net assets, ending		$436,491	$3,739,589

Units sold		188,380	572,293
Units redeemed		(1,398,255)	(1,260,674)
Net increase (decrease)		(1,209,875)	(688,381)
Units outstanding, beginning		1,353,420	2,041,801
Units outstanding, ending		143,545	1,353,420

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$116,672,323
Cost of units redeemed/account charges			(135,611,748)
Net investment income (loss)			2,643,009
Net realized gain (loss)			6,632,799
Realized gain distributions			10,137,987
Net change in unrealized appreciation (depreciation)			(37,879)
Net assets			$436,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	144	$436	1.25%	10.1%	12/31/2025	$3.17	0	$0	1.00%	10.3%	12/31/2025	$3.30	0	$0	0.75%	10.6%
12/31/2024	2.76	1,353	3,740	1.25%	6.7%	12/31/2024	2.87	0	0	1.00%	7.0%	12/31/2024	2.99	0	0	0.75%	7.3%
12/31/2023	2.59	2,042	5,286	1.25%	10.7%	12/31/2023	2.69	0	0	1.00%	11.0%	12/31/2023	2.79	0	0	0.75%	11.2%
12/31/2022	2.34	5,099	11,927	1.25%	-15.8%	12/31/2022	2.42	0	0	1.00%	-15.6%	12/31/2022	2.50	0	0	0.75%	-15.4%
12/31/2021	2.78	5,948	16,524	1.25%	8.7%	12/31/2021	2.87	0	0	1.00%	9.0%	12/31/2021	2.96	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.45	0	$0	0.50%	10.9%	12/31/2025	$3.59	0	$0	0.25%	11.2%	12/31/2025	$3.74	0	$0	0.00%	11.4%
12/31/2024	3.11	0	0	0.50%	7.5%	12/31/2024	3.23	0	0	0.25%	7.8%	12/31/2024	3.36	0	0	0.00%	8.1%
12/31/2023	2.89	0	0	0.50%	11.5%	12/31/2023	3.00	0	0	0.25%	11.8%	12/31/2023	3.11	0	0	0.00%	12.1%
12/31/2022	2.59	0	0	0.50%	-15.2%	12/31/2022	2.68	0	0	0.25%	-15.0%	12/31/2022	2.77	0	0	0.00%	-14.7%
12/31/2021	3.05	0	0	0.50%	9.6%	12/31/2021	3.15	0	0	0.25%	9.8%	12/31/2021	3.25	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	2.2%
2023	1.4%
2022	2.1%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio A Class - 06-406

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,683,051	$12,401,138	789,336
Receivables: investments sold	25,264
Payables: investments purchased	-
Net assets	$12,708,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,035,166	3,459,926	$3.19
Band 100	1,672,896	503,121	3.33
Band 75	-	-	3.47
Band 50	253	70	3.61
Band 25	-	-	3.77
Band 0	-	-	3.93
Total	$12,708,315	3,963,117

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$281,013
Mortality & expense charges			(151,152)
Net investment income (loss)			129,861

Gain (loss) on investments:
Net realized gain (loss)			127,521
Realized gain distributions			944,430
Net change in unrealized appreciation (depreciation)			45,200
Net gain (loss)			1,117,151

Increase (decrease) in net assets from operations			$1,247,012

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,861	$97,406
Net realized gain (loss)		127,521	36,070
Realized gain distributions		944,430	268,467
Net change in unrealized appreciation (depreciation)		45,200	406,500

Increase (decrease) in net assets from operations		1,247,012	808,443

Contract owner transactions:
Proceeds from units sold		1,575,391	1,452,046
Cost of units redeemed		(2,441,378)	(1,186,061)
Account charges		(8,147)	(9,792)
Increase (decrease)		(874,134)	256,193
Net increase (decrease)		372,878	1,064,636
Net assets, beginning		12,335,437	11,270,801
Net assets, ending		$12,708,315	$12,335,437

Units sold		532,085	524,706
Units redeemed		(824,295)	(432,442)
Net increase (decrease)		(292,210)	92,264
Units outstanding, beginning		4,255,327	4,163,063
Units outstanding, ending		3,963,117	4,255,327

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$79,707,848
Cost of units redeemed/account charges			(81,962,861)
Net investment income (loss)			1,306,457
Net realized gain (loss)			5,422,581
Realized gain distributions			7,952,377
Net change in unrealized appreciation (depreciation)			281,913
Net assets			$12,708,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.19	3,460	$11,035	1.25%	10.6%	12/31/2025	$3.33	503	$1,673	1.00%	10.9%	12/31/2025	$3.47	0	$0	0.75%	11.2%
12/31/2024	2.88	3,667	10,573	1.25%	7.1%	12/31/2024	3.00	588	1,763	1.00%	7.3%	12/31/2024	3.12	0	0	0.75%	7.6%
12/31/2023	2.69	3,559	9,584	1.25%	11.2%	12/31/2023	2.79	604	1,687	1.00%	11.5%	12/31/2023	2.90	0	0	0.75%	11.7%
12/31/2022	2.42	3,912	9,475	1.25%	-16.9%	12/31/2022	2.51	633	1,586	1.00%	-16.7%	12/31/2022	2.59	0	0	0.75%	-16.5%
12/31/2021	2.92	4,133	12,048	1.25%	9.2%	12/31/2021	3.01	643	1,936	1.00%	9.5%	12/31/2021	3.11	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.61	0	$0	0.50%	11.5%	12/31/2025	$3.77	0	$0	0.25%	11.7%	12/31/2025	$3.93	0	$0	0.00%	12.0%
12/31/2024	3.24	0	0	0.50%	7.9%	12/31/2024	3.37	0	0	0.25%	8.1%	12/31/2024	3.51	0	0	0.00%	8.4%
12/31/2023	3.01	0	0	0.50%	12.0%	12/31/2023	3.12	0	0	0.25%	12.3%	12/31/2023	3.23	0	0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-16.3%	12/31/2022	2.78	0	0	0.25%	-16.1%	12/31/2022	2.87	0	0	0.00%	-15.9%
12/31/2021	3.21	0	0	0.50%	10.0%	12/31/2021	3.31	0	0	0.25%	10.3%	12/31/2021	3.42	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.1%
2023	1.7%
2022	1.6%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio Investor Class - 06-416

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$941,352	$954,293	58,483
Receivables: investments sold	-
Payables: investments purchased	(358)
Net assets	$940,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$940,994	282,868	$3.33
Band 100	-	-	3.47
Band 75	-	-	3.62
Band 50	-	-	3.77
Band 25	-	-	3.93
Band 0	-	-	4.10
Total	$940,994	282,868

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,144
Mortality & expense charges			(48,691)
Net investment income (loss)			(25,547)

Gain (loss) on investments:
Net realized gain (loss)			415,648
Realized gain distributions			69,942
Net change in unrealized appreciation (depreciation)			(66,490)
Net gain (loss)			419,100

Increase (decrease) in net assets from operations			$393,553

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,547)	$25,306
Net realized gain (loss)		415,648	128,941
Realized gain distributions		69,942	101,733
Net change in unrealized appreciation (depreciation)		(66,490)	196,216

Increase (decrease) in net assets from operations		393,553	452,196

Contract owner transactions:
Proceeds from units sold		532,938	1,301,051
Cost of units redeemed		(4,670,524)	(3,786,925)
Account charges		(3,091)	(7,828)
Increase (decrease)		(4,140,677)	(2,493,702)
Net increase (decrease)		(3,747,124)	(2,041,506)
Net assets, beginning		4,688,118	6,729,624
Net assets, ending		$940,994	$4,688,118

Units sold		171,399	451,660
Units redeemed		(1,450,662)	(1,296,254)
Net increase (decrease)		(1,279,263)	(844,594)
Units outstanding, beginning		1,562,131	2,406,725
Units outstanding, ending		282,868	1,562,131

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$103,223,749
Cost of units redeemed/account charges			(121,373,291)
Net investment income (loss)			2,022,109
Net realized gain (loss)			6,642,327
Realized gain distributions			10,439,041
Net change in unrealized appreciation (depreciation)			(12,941)
Net assets			$940,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	283	$941	1.25%	10.8%	12/31/2025	$3.47	0	$0	1.00%	11.1%	12/31/2025	$3.62	0	$0	0.75%	11.4%
12/31/2024	3.00	1,562	4,688	1.25%	7.3%	12/31/2024	3.12	0	0	1.00%	7.6%	12/31/2024	3.25	0	0	0.75%	7.9%
12/31/2023	2.80	2,407	6,730	1.25%	11.5%	12/31/2023	2.90	0	0	1.00%	11.7%	12/31/2023	3.01	0	0	0.75%	12.0%
12/31/2022	2.51	4,231	10,614	1.25%	-16.7%	12/31/2022	2.60	0	0	1.00%	-16.5%	12/31/2022	2.69	0	0	0.75%	-16.2%
12/31/2021	3.01	5,535	16,663	1.25%	9.4%	12/31/2021	3.11	0	0	1.00%	9.7%	12/31/2021	3.21	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	0	$0	0.50%	11.7%	12/31/2025	$3.93	0	$0	0.25%	12.0%	12/31/2025	$4.10	0	$0	0.00%	12.2%
12/31/2024	3.38	0	0	0.50%	8.1%	12/31/2024	3.51	0	0	0.25%	8.4%	12/31/2024	3.65	0	0	0.00%	8.7%
12/31/2023	3.12	0	0	0.50%	12.3%	12/31/2023	3.24	0	0	0.25%	12.6%	12/31/2023	3.36	0	0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-16.0%	12/31/2022	2.88	0	0	0.25%	-15.8%	12/31/2022	2.98	0	0	0.00%	-15.6%
12/31/2021	3.31	0	0	0.50%	10.3%	12/31/2021	3.42	0	0	0.25%	10.5%	12/31/2021	3.53	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.8%
2023	1.5%
2022	1.6%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio A Class - 06-407

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,110,142	$8,985,993	685,739
Receivables: investments sold	17,046
Payables: investments purchased	-
Net assets	$9,127,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,269,892	2,081,629	$3.49
Band 100	1,857,296	510,118	3.64
Band 75	-	-	3.80
Band 50	-	-	3.96
Band 25	-	-	4.13
Band 0	-	-	4.30
Total	$9,127,188	2,591,747

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$210,793
Mortality & expense charges			(126,322)
Net investment income (loss)			84,471

Gain (loss) on investments:
Net realized gain (loss)			355,749
Realized gain distributions			818,975
Net change in unrealized appreciation (depreciation)			(118,436)
Net gain (loss)			1,056,288

Increase (decrease) in net assets from operations			$1,140,759

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,471	$102,324
Net realized gain (loss)		355,749	12,112
Realized gain distributions		818,975	315,339
Net change in unrealized appreciation (depreciation)		(118,436)	322,908

Increase (decrease) in net assets from operations		1,140,759	752,683

Contract owner transactions:
Proceeds from units sold		1,133,682	1,111,243
Cost of units redeemed		(3,883,845)	(560,019)
Account charges		(5,955)	(6,533)
Increase (decrease)		(2,756,118)	544,691
Net increase (decrease)		(1,615,359)	1,297,374
Net assets, beginning		10,742,547	9,445,173
Net assets, ending		$9,127,188	$10,742,547

Units sold		367,107	363,660
Units redeemed		(1,183,973)	(187,449)
Net increase (decrease)		(816,866)	176,211
Units outstanding, beginning		3,408,613	3,232,402
Units outstanding, ending		2,591,747	3,408,613

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$74,602,116
Cost of units redeemed/account charges			(82,254,655)
Net investment income (loss)			1,341,556
Net realized gain (loss)			6,989,687
Realized gain distributions			8,324,335
Net change in unrealized appreciation (depreciation)			124,149
Net assets			$9,127,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.49	2,082	$7,270	1.25%	11.5%	12/31/2025	$3.64	510	$1,857	1.00%	11.8%	12/31/2025	$3.80	0	$0	0.75%	12.0%
12/31/2024	3.13	2,895	9,069	1.25%	7.9%	12/31/2024	3.26	514	1,674	1.00%	8.1%	12/31/2024	3.39	0	0	0.75%	8.4%
12/31/2023	2.90	2,695	7,826	1.25%	12.0%	12/31/2023	3.01	537	1,619	1.00%	12.2%	12/31/2023	3.12	0	0	0.75%	12.5%
12/31/2022	2.59	2,946	7,641	1.25%	-17.6%	12/31/2022	2.68	734	1,969	1.00%	-17.4%	12/31/2022	2.78	0	0	0.75%	-17.2%
12/31/2021	3.15	3,461	10,900	1.25%	9.8%	12/31/2021	3.25	765	2,487	1.00%	10.1%	12/31/2021	3.36	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.96	0	$0	0.50%	12.3%	12/31/2025	$4.13	0	$0	0.25%	12.6%	12/31/2025	$4.30	0	$0	0.00%	12.9%
12/31/2024	3.52	0	0	0.50%	8.7%	12/31/2024	3.66	0	0	0.25%	9.0%	12/31/2024	3.81	0	0	0.00%	9.2%
12/31/2023	3.24	0	0	0.50%	12.8%	12/31/2023	3.36	0	0	0.25%	13.1%	12/31/2023	3.49	0	0	0.00%	13.4%
12/31/2022	2.87	0	0	0.50%	-17.0%	12/31/2022	2.97	0	0	0.25%	-16.8%	12/31/2022	3.08	0	0	0.00%	-16.6%
12/31/2021	3.46	0	0	0.50%	10.6%	12/31/2021	3.57	0	0	0.25%	10.9%	12/31/2021	3.69	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.2%
2023	1.8%
2022	1.6%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio Investor Class - 06-417

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,308,677	$2,320,759	173,550
Receivables: investments sold	1,281
Payables: investments purchased	-
Net assets	$2,309,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,309,958	634,931	$3.64
Band 100	-	-	3.79
Band 75	-	-	3.95
Band 50	-	-	4.12
Band 25	-	-	4.30
Band 0	-	-	4.48
Total	$2,309,958	634,931

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$59,416
Mortality & expense charges			(54,322)
Net investment income (loss)			5,094

Gain (loss) on investments:
Net realized gain (loss)			324,388
Realized gain distributions			208,516
Net change in unrealized appreciation (depreciation)			(72,052)
Net gain (loss)			460,852

Increase (decrease) in net assets from operations			$465,946

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,094	$34,899
Net realized gain (loss)		324,388	243,554
Realized gain distributions		208,516	157,728
Net change in unrealized appreciation (depreciation)		(72,052)	182,211

Increase (decrease) in net assets from operations		465,946	618,392

Contract owner transactions:
Proceeds from units sold		592,768	1,222,346
Cost of units redeemed		(4,137,928)	(3,322,012)
Account charges		(1,175)	(5,330)
Increase (decrease)		(3,546,335)	(2,104,996)
Net increase (decrease)		(3,080,389)	(1,486,604)
Net assets, beginning		5,390,347	6,876,951
Net assets, ending		$2,309,958	$5,390,347

Units sold		175,279	387,214
Units redeemed		(1,196,071)	(1,015,894)
Net increase (decrease)		(1,020,792)	(628,680)
Units outstanding, beginning		1,655,723	2,284,403
Units outstanding, ending		634,931	1,655,723

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$97,533,157
Cost of units redeemed/account charges			(115,949,737)
Net investment income (loss)			2,266,621
Net realized gain (loss)			7,971,031
Realized gain distributions			10,500,968
Net change in unrealized appreciation (depreciation)			(12,082)
Net assets			$2,309,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.64	635	$2,310	1.25%	11.8%	12/31/2025	$3.79	0	$0	1.00%	12.0%	12/31/2025	$3.95	0	$0	0.75%	12.3%
12/31/2024	3.26	1,656	5,390	1.25%	8.1%	12/31/2024	3.39	0	0	1.00%	8.4%	12/31/2024	3.52	0	0	0.75%	8.7%
12/31/2023	3.01	2,284	6,877	1.25%	12.2%	12/31/2023	3.12	0	0	1.00%	12.5%	12/31/2023	3.24	0	0	0.75%	12.8%
12/31/2022	2.68	3,696	9,914	1.25%	-17.4%	12/31/2022	2.78	0	0	1.00%	-17.2%	12/31/2022	2.87	0	0	0.75%	-17.0%
12/31/2021	3.25	4,402	14,299	1.25%	10.1%	12/31/2021	3.35	0	0	1.00%	10.3%	12/31/2021	3.46	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.12	0	$0	0.50%	12.6%	12/31/2025	$4.30	0	$0	0.25%	12.9%	12/31/2025	$4.48	0	$0	0.00%	13.2%
12/31/2024	3.66	0	0	0.50%	9.0%	12/31/2024	3.81	0	0	0.25%	9.2%	12/31/2024	3.96	0	0	0.00%	9.5%
12/31/2023	3.36	0	0	0.50%	13.1%	12/31/2023	3.49	0	0	0.25%	13.4%	12/31/2023	3.62	0	0	0.00%	13.6%
12/31/2022	2.97	0	0	0.50%	-16.8%	12/31/2022	3.07	0	0	0.25%	-16.6%	12/31/2022	3.18	0	0	0.00%	-16.4%
12/31/2021	3.57	0	0	0.50%	10.9%	12/31/2021	3.69	0	0	0.25%	11.2%	12/31/2021	3.81	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.1%
2023	1.7%
2022	1.7%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio A Class - 06-408

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,562,874	$8,204,577	484,544
Receivables: investments sold	8,722
Payables: investments purchased	-
Net assets	$8,571,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,225,023	1,918,986	$3.77
Band 100	1,346,573	343,053	3.93
Band 75	-	-	4.09
Band 50	-	-	4.27
Band 25	-	-	4.45
Band 0	-	-	4.64
Total	$8,571,596	2,262,039

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$164,976
Mortality & expense charges			(116,297)
Net investment income (loss)			48,679

Gain (loss) on investments:
Net realized gain (loss)			390,116
Realized gain distributions			743,515
Net change in unrealized appreciation (depreciation)			(68,351)
Net gain (loss)			1,065,280

Increase (decrease) in net assets from operations			$1,113,959

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,679	$47,422
Net realized gain (loss)		390,116	81,615
Realized gain distributions		743,515	270,299
Net change in unrealized appreciation (depreciation)		(68,351)	390,958

Increase (decrease) in net assets from operations		1,113,959	790,294

Contract owner transactions:
Proceeds from units sold		1,314,272	1,338,021
Cost of units redeemed		(3,651,025)	(1,429,476)
Account charges		(7,719)	(9,713)
Increase (decrease)		(2,344,472)	(101,168)
Net increase (decrease)		(1,230,513)	689,126
Net assets, beginning		9,802,109	9,112,983
Net assets, ending		$8,571,596	$9,802,109

Units sold		390,102	409,337
Units redeemed		(1,039,497)	(441,650)
Net increase (decrease)		(649,395)	(32,313)
Units outstanding, beginning		2,911,434	2,943,747
Units outstanding, ending		2,262,039	2,911,434

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$57,900,451
Cost of units redeemed/account charges			(61,805,586)
Net investment income (loss)			788,885
Net realized gain (loss)			4,445,873
Realized gain distributions			6,883,676
Net change in unrealized appreciation (depreciation)			358,297
Net assets			$8,571,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	1,919	$7,225	1.25%	12.4%	12/31/2025	$3.93	343	$1,347	1.00%	12.7%	12/31/2025	$4.09	0	$0	0.75%	12.9%
12/31/2024	3.35	2,558	8,571	1.25%	8.7%	12/31/2024	3.48	353	1,231	1.00%	9.0%	12/31/2024	3.62	0	0	0.75%	9.2%
12/31/2023	3.08	2,609	8,042	1.25%	12.7%	12/31/2023	3.20	335	1,071	1.00%	13.0%	12/31/2023	3.32	0	0	0.75%	13.3%
12/31/2022	2.74	2,901	7,935	1.25%	-18.3%	12/31/2022	2.83	345	977	1.00%	-18.1%	12/31/2022	2.93	0	0	0.75%	-17.8%
12/31/2021	3.35	3,341	11,181	1.25%	10.6%	12/31/2021	3.45	355	1,225	1.00%	10.9%	12/31/2021	3.57	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.27	0	$0	0.50%	13.2%	12/31/2025	$4.45	0	$0	0.25%	13.5%	12/31/2025	$4.64	0	$0	0.00%	13.8%
12/31/2024	3.77	0	0	0.50%	9.5%	12/31/2024	3.92	0	0	0.25%	9.8%	12/31/2024	4.08	0	0	0.00%	10.1%
12/31/2023	3.44	0	0	0.50%	13.5%	12/31/2023	3.57	0	0	0.25%	13.8%	12/31/2023	3.70	0	0	0.00%	14.1%
12/31/2022	3.03	0	0	0.50%	-17.6%	12/31/2022	3.14	0	0	0.25%	-17.4%	12/31/2022	3.25	0	0	0.00%	-17.2%
12/31/2021	3.68	0	0	0.50%	11.5%	12/31/2021	3.80	0	0	0.25%	11.7%	12/31/2021	3.92	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.7%
2023	1.4%
2022	1.2%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio Investor Class - 06-418

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,518,038	$1,499,245	85,803
Receivables: investments sold	687
Payables: investments purchased	-
Net assets	$1,518,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,518,725	386,442	$3.93
Band 100	-	-	4.10
Band 75	-	-	4.27
Band 50	-	-	4.45
Band 25	-	-	4.64
Band 0	-	-	4.84
Total	$1,518,725	386,442

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$32,809
Mortality & expense charges			(42,528)
Net investment income (loss)			(9,719)

Gain (loss) on investments:
Net realized gain (loss)			384,677
Realized gain distributions			130,955
Net change in unrealized appreciation (depreciation)			(125,110)
Net gain (loss)			390,522

Increase (decrease) in net assets from operations			$380,803

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,719)	$13,727
Net realized gain (loss)		384,677	232,335
Realized gain distributions		130,955	116,276
Net change in unrealized appreciation (depreciation)		(125,110)	128,871

Increase (decrease) in net assets from operations		380,803	491,209

Contract owner transactions:
Proceeds from units sold		530,281	1,362,374
Cost of units redeemed		(3,629,322)	(2,821,287)
Account charges		(860)	(6,949)
Increase (decrease)		(3,099,901)	(1,465,862)
Net increase (decrease)		(2,719,098)	(974,653)
Net assets, beginning		4,237,823	5,212,476
Net assets, ending		$1,518,725	$4,237,823

Units sold		144,669	409,356
Units redeemed		(972,892)	(823,496)
Net increase (decrease)		(828,223)	(414,140)
Units outstanding, beginning		1,214,665	1,628,805
Units outstanding, ending		386,442	1,214,665

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$72,929,423
Cost of units redeemed/account charges			(86,113,939)
Net investment income (loss)			1,205,370
Net realized gain (loss)			5,397,246
Realized gain distributions			8,081,832
Net change in unrealized appreciation (depreciation)			18,793
Net assets			$1,518,725

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.93	386	$1,519	1.25%	12.6%	12/31/2025	$4.10	0	$0	1.00%	12.9%	12/31/2025	$4.27	0	$0	0.75%	13.2%
12/31/2024	3.49	1,215	4,238	1.25%	9.0%	12/31/2024	3.63	0	0	1.00%	9.3%	12/31/2024	3.77	0	0	0.75%	9.6%
12/31/2023	3.20	1,629	5,212	1.25%	12.9%	12/31/2023	3.32	0	0	1.00%	13.2%	12/31/2023	3.44	0	0	0.75%	13.5%
12/31/2022	2.83	2,918	8,272	1.25%	-18.0%	12/31/2022	2.93	0	0	1.00%	-17.8%	12/31/2022	3.04	0	0	0.75%	-17.6%
12/31/2021	3.46	3,598	12,445	1.25%	10.9%	12/31/2021	3.57	0	0	1.00%	11.2%	12/31/2021	3.68	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.45	0	$0	0.50%	13.5%	12/31/2025	$4.64	0	$0	0.25%	13.8%	12/31/2025	$4.84	0	$0	0.00%	14.1%
12/31/2024	3.92	0	0	0.50%	9.8%	12/31/2024	4.08	0	0	0.25%	10.1%	12/31/2024	4.24	0	0	0.00%	10.4%
12/31/2023	3.57	0	0	0.50%	13.7%	12/31/2023	3.71	0	0	0.25%	14.0%	12/31/2023	3.84	0	0	0.00%	14.3%
12/31/2022	3.14	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.36	0	0	0.00%	-17.0%
12/31/2021	3.80	0	0	0.50%	11.7%	12/31/2021	3.93	0	0	0.25%	12.0%	12/31/2021	4.05	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.7%
2023	1.3%
2022	1.3%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio A Class - 06-409

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,873,987	$6,613,162	468,293
Receivables: investments sold	5,243
Payables: investments purchased	-
Net assets	$6,879,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,334,920	1,580,858	$4.01
Band 100	544,310	130,285	4.18
Band 75	-	-	4.36
Band 50	-	-	4.54
Band 25	-	-	4.73
Band 0	-	-	4.94
Total	$6,879,230	1,711,143

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$136,059
Mortality & expense charges			(94,174)
Net investment income (loss)			41,885

Gain (loss) on investments:
Net realized gain (loss)			349,276
Realized gain distributions			714,867
Net change in unrealized appreciation (depreciation)			(226,991)
Net gain (loss)			837,152

Increase (decrease) in net assets from operations			$879,037

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,885	$52,518
Net realized gain (loss)		349,276	58,176
Realized gain distributions		714,867	228,216
Net change in unrealized appreciation (depreciation)		(226,991)	374,699

Increase (decrease) in net assets from operations		879,037	713,609

Contract owner transactions:
Proceeds from units sold		1,129,943	1,408,800
Cost of units redeemed		(3,740,985)	(1,160,320)
Account charges		(6,540)	(8,184)
Increase (decrease)		(2,617,582)	240,296
Net increase (decrease)		(1,738,545)	953,905
Net assets, beginning		8,617,775	7,663,870
Net assets, ending		$6,879,230	$8,617,775

Units sold		311,227	412,905
Units redeemed		(1,024,320)	(351,126)
Net increase (decrease)		(713,093)	61,779
Units outstanding, beginning		2,424,236	2,362,457
Units outstanding, ending		1,711,143	2,424,236

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,692,345
Cost of units redeemed/account charges			(51,481,991)
Net investment income (loss)			645,661
Net realized gain (loss)			3,629,621
Realized gain distributions			5,132,769
Net change in unrealized appreciation (depreciation)			260,825
Net assets			$6,879,230

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.01	1,581	$6,335	1.25%	13.0%	12/31/2025	$4.18	130	$544	1.00%	13.3%	12/31/2025	$4.36	0	$0	0.75%	13.5%
12/31/2024	3.55	2,289	8,119	1.25%	9.6%	12/31/2024	3.69	135	498	1.00%	9.9%	12/31/2024	3.84	0	0	0.75%	10.2%
12/31/2023	3.24	2,209	7,148	1.25%	13.3%	12/31/2023	3.36	154	516	1.00%	13.6%	12/31/2023	3.48	0	0	0.75%	13.9%
12/31/2022	2.86	2,340	6,680	1.25%	-18.6%	12/31/2022	2.95	156	461	1.00%	-18.4%	12/31/2022	3.06	0	0	0.75%	-18.2%
12/31/2021	3.51	2,831	9,925	1.25%	11.6%	12/31/2021	3.62	161	583	1.00%	11.9%	12/31/2021	3.74	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.54	0	$0	0.50%	13.8%	12/31/2025	$4.73	0	$0	0.25%	14.1%	12/31/2025	$4.94	0	$0	0.00%	14.4%
12/31/2024	3.99	0	0	0.50%	10.4%	12/31/2024	4.15	0	0	0.25%	10.7%	12/31/2024	4.31	0	0	0.00%	11.0%
12/31/2023	3.61	0	0	0.50%	14.2%	12/31/2023	3.75	0	0	0.25%	14.5%	12/31/2023	3.89	0	0	0.00%	14.8%
12/31/2022	3.16	0	0	0.50%	-17.9%	12/31/2022	3.27	0	0	0.25%	-17.7%	12/31/2022	3.39	0	0	0.00%	-17.5%
12/31/2021	3.86	0	0	0.50%	12.4%	12/31/2021	3.98	0	0	0.25%	12.7%	12/31/2021	4.11	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.9%
2023	1.6%
2022	1.1%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio Investor Class - 06-419

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,052,288	$1,080,757	71,663
Receivables: investments sold	443
Payables: investments purchased	-
Net assets	$1,052,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,052,731	252,134	$4.18
Band 100	-	-	4.35
Band 75	-	-	4.54
Band 50	-	-	4.73
Band 25	-	-	4.93
Band 0	-	-	5.14
Total	$1,052,731	252,134

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,295
Mortality & expense charges			(43,931)
Net investment income (loss)			(20,636)

Gain (loss) on investments:
Net realized gain (loss)			523,383
Realized gain distributions			108,704
Net change in unrealized appreciation (depreciation)			(197,492)
Net gain (loss)			434,595

Increase (decrease) in net assets from operations			$413,959

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,636)	$16,441
Net realized gain (loss)		523,383	269,339
Realized gain distributions		108,704	108,911
Net change in unrealized appreciation (depreciation)		(197,492)	130,058

Increase (decrease) in net assets from operations		413,959	524,749

Contract owner transactions:
Proceeds from units sold		598,696	1,557,489
Cost of units redeemed		(4,263,433)	(2,627,610)
Account charges		(1,587)	(6,402)
Increase (decrease)		(3,666,324)	(1,076,523)
Net increase (decrease)		(3,252,365)	(551,774)
Net assets, beginning		4,305,096	4,856,870
Net assets, ending		$1,052,731	$4,305,096

Units sold		154,973	439,014
Units redeemed		(1,070,654)	(718,803)
Net increase (decrease)		(915,681)	(279,789)
Units outstanding, beginning		1,167,815	1,447,604
Units outstanding, ending		252,134	1,167,815

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$64,335,654
Cost of units redeemed/account charges			(76,099,476)
Net investment income (loss)			1,176,422
Net realized gain (loss)			5,437,501
Realized gain distributions			6,231,099
Net change in unrealized appreciation (depreciation)			(28,469)
Net assets			$1,052,731

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.18	252	$1,053	1.25%	13.3%	12/31/2025	$4.35	0	$0	1.00%	13.5%	12/31/2025	$4.54	0	$0	0.75%	13.8%
12/31/2024	3.69	1,168	4,305	1.25%	9.9%	12/31/2024	3.83	0	0	1.00%	10.2%	12/31/2024	3.99	0	0	0.75%	10.4%
12/31/2023	3.36	1,448	4,857	1.25%	13.7%	12/31/2023	3.48	0	0	1.00%	14.0%	12/31/2023	3.61	0	0	0.75%	14.3%
12/31/2022	2.95	2,295	6,771	1.25%	-18.4%	12/31/2022	3.05	0	0	1.00%	-18.2%	12/31/2022	3.16	0	0	0.75%	-18.0%
12/31/2021	3.62	2,751	9,948	1.25%	12.0%	12/31/2021	3.73	0	0	1.00%	12.2%	12/31/2021	3.85	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.73	0	$0	0.50%	14.1%	12/31/2025	$4.93	0	$0	0.25%	14.4%	12/31/2025	$5.14	0	$0	0.00%	14.7%
12/31/2024	4.15	0	0	0.50%	10.7%	12/31/2024	4.31	0	0	0.25%	11.0%	12/31/2024	4.48	0	0	0.00%	11.3%
12/31/2023	3.75	0	0	0.50%	14.6%	12/31/2023	3.88	0	0	0.25%	14.9%	12/31/2023	4.03	0	0	0.00%	15.1%
12/31/2022	3.27	0	0	0.50%	-17.8%	12/31/2022	3.38	0	0	0.25%	-17.6%	12/31/2022	3.50	0	0	0.00%	-17.4%
12/31/2021	3.98	0	0	0.50%	12.8%	12/31/2021	4.10	0	0	0.25%	13.1%	12/31/2021	4.24	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.8%
2023	1.4%
2022	1.3%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio A Class - 06-437

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,065,007	$3,810,348	232,431
Receivables: investments sold	-
Payables: investments purchased	(76,482)
Net assets	$3,988,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,947,139	1,428,239	$2.76
Band 100	41,386	14,433	2.87
Band 75	-	-	2.98
Band 50	-	-	3.09
Band 25	-	-	3.20
Band 0	-	-	3.32
Total	$3,988,525	1,442,672

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$71,571
Mortality & expense charges			(47,976)
Net investment income (loss)			23,595

Gain (loss) on investments:
Net realized gain (loss)			103,497
Realized gain distributions			392,808
Net change in unrealized appreciation (depreciation)			(39,413)
Net gain (loss)			456,892

Increase (decrease) in net assets from operations			$480,487

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,595	$13,786
Net realized gain (loss)		103,497	114,856
Realized gain distributions		392,808	77,363
Net change in unrealized appreciation (depreciation)		(39,413)	198,723

Increase (decrease) in net assets from operations		480,487	404,728

Contract owner transactions:
Proceeds from units sold		761,372	744,891
Cost of units redeemed		(1,105,308)	(1,096,651)
Account charges		(4,724)	(4,891)
Increase (decrease)		(348,660)	(356,651)
Net increase (decrease)		131,827	48,077
Net assets, beginning		3,856,698	3,808,621
Net assets, ending		$3,988,525	$3,856,698

Units sold		320,314	317,937
Units redeemed		(463,754)	(461,745)
Net increase (decrease)		(143,440)	(143,808)
Units outstanding, beginning		1,586,112	1,729,920
Units outstanding, ending		1,442,672	1,586,112

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,101,874
Cost of units redeemed/account charges			(25,589,616)
Net investment income (loss)			185,199
Net realized gain (loss)			1,984,436
Realized gain distributions			2,051,973
Net change in unrealized appreciation (depreciation)			254,659
Net assets			$3,988,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	1,428	$3,947	1.25%	13.7%	12/31/2025	$2.87	14	$41	1.00%	14.0%	12/31/2025	$2.98	0	$0	0.75%	14.3%
12/31/2024	2.43	1,572	3,820	1.25%	10.4%	12/31/2024	2.52	14	36	1.00%	10.7%	12/31/2024	2.60	0	0	0.75%	11.0%
12/31/2023	2.20	1,715	3,776	1.25%	14.0%	12/31/2023	2.27	14	33	1.00%	14.3%	12/31/2023	2.35	0	0	0.75%	14.5%
12/31/2022	1.93	1,725	3,331	1.25%	-18.8%	12/31/2022	1.99	15	29	1.00%	-18.6%	12/31/2022	2.05	0	0	0.75%	-18.4%
12/31/2021	2.38	1,895	4,510	1.25%	12.2%	12/31/2021	2.44	16	40	1.00%	12.5%	12/31/2021	2.51	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.09	0	$0	0.50%	14.5%	12/31/2025	$3.20	0	$0	0.25%	14.8%	12/31/2025	$3.32	0	$0	0.00%	15.1%
12/31/2024	2.69	0	0	0.50%	11.3%	12/31/2024	2.79	0	0	0.25%	11.6%	12/31/2024	2.89	0	0	0.00%	11.8%
12/31/2023	2.42	0	0	0.50%	14.8%	12/31/2023	2.50	0	0	0.25%	15.1%	12/31/2023	2.58	0	0	0.00%	15.4%
12/31/2022	2.11	0	0	0.50%	-18.2%	12/31/2022	2.17	0	0	0.25%	-18.0%	12/31/2022	2.24	0	0	0.00%	-17.8%
12/31/2021	2.58	0	0	0.50%	13.0%	12/31/2021	2.65	0	0	0.25%	13.3%	12/31/2021	2.72	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.7%
2023	1.4%
2022	1.1%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund A Class - 06-697

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,041	$9,089	415
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$9,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,039	1,661	$5.44
Band 100	-	-	5.63
Band 75	-	-	5.82
Band 50	-	-	6.03
Band 25	-	-	6.23
Band 0	-	-	6.45
Total	$9,039	1,661

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(97)
Net investment income (loss)			(97)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			1,131
Net change in unrealized appreciation (depreciation)			155
Net gain (loss)			1,288

Increase (decrease) in net assets from operations			$1,191

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(97)	$(71)
Net realized gain (loss)		2	15
Realized gain distributions		1,131	2,145
Net change in unrealized appreciation (depreciation)		155	(666)

Increase (decrease) in net assets from operations		1,191	1,423

Contract owner transactions:
Proceeds from units sold		972	902
Cost of units redeemed		(2)	-
Account charges		(19)	(15)
Increase (decrease)		951	887
Net increase (decrease)		2,142	2,310
Net assets, beginning		6,897	4,587
Net assets, ending		$9,039	$6,897

Units sold		200	207
Units redeemed		(3)	(3)
Net increase (decrease)		197	204
Units outstanding, beginning		1,464	1,260
Units outstanding, ending		1,661	1,464

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,522,525
Cost of units redeemed/account charges			(1,855,890)
Net investment income (loss)			(30,055)
Net realized gain (loss)			264,766
Realized gain distributions			107,741
Net change in unrealized appreciation (depreciation)			(48)
Net assets			$9,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.44	2	$9	1.25%	15.5%	12/31/2025	$5.63	0	$0	1.00%	15.8%	12/31/2025	$5.82	0	$0	0.75%	16.1%
12/31/2024	4.71	1	7	1.25%	29.4%	12/31/2024	4.86	0	0	1.00%	29.7%	12/31/2024	5.02	0	0	0.75%	30.1%
12/31/2023	3.64	1	5	1.25%	41.0%	12/31/2023	3.75	0	0	1.00%	41.3%	12/31/2023	3.86	0	0	0.75%	41.7%
12/31/2022	2.58	1	2	1.25%	-32.5%	12/31/2022	2.65	0	0	1.00%	-32.3%	12/31/2022	2.72	0	0	0.75%	-32.1%
12/31/2021	3.82	1	2	1.25%	22.0%	12/31/2021	3.92	0	0	1.00%	22.3%	12/31/2021	4.01	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.03	0	$0	0.50%	16.4%	12/31/2025	$6.23	0	$0	0.25%	16.7%	12/31/2025	$6.45	0	$0	0.00%	17.0%
12/31/2024	5.18	0	0	0.50%	30.4%	12/31/2024	5.34	0	0	0.25%	30.7%	12/31/2024	5.52	0	0	0.00%	31.0%
12/31/2023	3.97	0	0	0.50%	42.0%	12/31/2023	4.09	0	0	0.25%	42.4%	12/31/2023	4.21	0	0	0.00%	42.7%
12/31/2022	2.80	0	0	0.50%	-32.0%	12/31/2022	2.87	0	0	0.25%	-31.8%	12/31/2022	2.95	0	0	0.00%	-31.6%
12/31/2021	4.11	0	0	0.50%	22.9%	12/31/2021	4.21	0	0	0.25%	23.2%	12/31/2021	4.31	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio A Class - 06-CKR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,402,449	$3,132,726	210,999
Receivables: investments sold	3,091
Payables: investments purchased	-
Net assets	$3,405,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,405,540	1,594,318	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.35
Band 0	-	-	2.41
Total	$3,405,540	1,594,318

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$62,036
Mortality & expense charges			(40,574)
Net investment income (loss)			21,462

Gain (loss) on investments:
Net realized gain (loss)			108,157
Realized gain distributions			260,308
Net change in unrealized appreciation (depreciation)			38,593
Net gain (loss)			407,058

Increase (decrease) in net assets from operations			$428,520

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,462	$16,086
Net realized gain (loss)		108,157	74,983
Realized gain distributions		260,308	32,401
Net change in unrealized appreciation (depreciation)		38,593	174,366

Increase (decrease) in net assets from operations		428,520	297,836

Contract owner transactions:
Proceeds from units sold		856,810	816,342
Cost of units redeemed		(840,425)	(729,098)
Account charges		(3,347)	(3,780)
Increase (decrease)		13,038	83,464
Net increase (decrease)		441,558	381,300
Net assets, beginning		2,963,982	2,582,682
Net assets, ending		$3,405,540	$2,963,982

Units sold		444,857	454,414
Units redeemed		(432,788)	(399,415)
Net increase (decrease)		12,069	54,999
Units outstanding, beginning		1,582,249	1,527,250
Units outstanding, ending		1,594,318	1,582,249

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,387,137
Cost of units redeemed/account charges			(6,439,150)
Net investment income (loss)			110,758
Net realized gain (loss)			467,948
Realized gain distributions			609,124
Net change in unrealized appreciation (depreciation)			269,723
Net assets			$3,405,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	1,594	$3,406	1.25%	14.0%	12/31/2025	$2.19	0	$0	1.00%	14.3%	12/31/2025	$2.24	0	$0	0.75%	14.6%
12/31/2024	1.87	1,582	2,964	1.25%	10.8%	12/31/2024	1.91	0	0	1.00%	11.1%	12/31/2024	1.96	0	0	0.75%	11.3%
12/31/2023	1.69	1,527	2,583	1.25%	14.3%	12/31/2023	1.72	0	0	1.00%	14.6%	12/31/2023	1.76	0	0	0.75%	14.9%
12/31/2022	1.48	1,487	2,199	1.25%	-19.0%	12/31/2022	1.50	0	0	1.00%	-18.8%	12/31/2022	1.53	0	0	0.75%	-18.6%
12/31/2021	1.83	1,382	2,523	1.25%	12.6%	12/31/2021	1.85	0	0	1.00%	12.9%	12/31/2021	1.88	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	14.9%	12/31/2025	$2.35	0	$0	0.25%	15.2%	12/31/2025	$2.41	0	$0	0.00%	15.5%
12/31/2024	2.00	0	0	0.50%	11.6%	12/31/2024	2.04	0	0	0.25%	11.9%	12/31/2024	2.09	0	0	0.00%	12.2%
12/31/2023	1.79	0	0	0.50%	15.2%	12/31/2023	1.83	0	0	0.25%	15.5%	12/31/2023	1.86	0	0	0.00%	15.8%
12/31/2022	1.55	0	0	0.50%	-18.4%	12/31/2022	1.58	0	0	0.25%	-18.2%	12/31/2022	1.61	0	0	0.00%	-18.0%
12/31/2021	1.90	0	0	0.50%	13.5%	12/31/2021	1.93	0	0	0.25%	13.7%	12/31/2021	1.96	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.9%
2023	1.5%
2022	1.2%
2021	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio Investor Class - 06-CKT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$594,929	$586,389	36,879
Receivables: investments sold	309
Payables: investments purchased	-
Net assets	$595,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$595,238	272,049	$2.19
Band 100	-	-	2.24
Band 75	-	-	2.30
Band 50	-	-	2.35
Band 25	-	-	2.41
Band 0	-	-	2.47
Total	$595,238	272,049

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,187
Mortality & expense charges			(19,929)
Net investment income (loss)			(7,742)

Gain (loss) on investments:
Net realized gain (loss)			288,783
Realized gain distributions			44,987
Net change in unrealized appreciation (depreciation)			(133,550)
Net gain (loss)			200,220

Increase (decrease) in net assets from operations			$192,478

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,742)	$11,469
Net realized gain (loss)		288,783	160,251
Realized gain distributions		44,987	22,339
Net change in unrealized appreciation (depreciation)		(133,550)	63,153

Increase (decrease) in net assets from operations		192,478	257,212

Contract owner transactions:
Proceeds from units sold		370,716	1,036,323
Cost of units redeemed		(2,021,281)	(1,174,460)
Account charges		(918)	(4,833)
Increase (decrease)		(1,651,483)	(142,970)
Net increase (decrease)		(1,459,005)	114,242
Net assets, beginning		2,054,243	1,940,001
Net assets, ending		$595,238	$2,054,243

Units sold		184,249	578,982
Units redeemed		(985,449)	(631,291)
Net increase (decrease)		(801,200)	(52,309)
Units outstanding, beginning		1,073,249	1,125,558
Units outstanding, ending		272,049	1,073,249

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,575,502
Cost of units redeemed/account charges			(12,458,849)
Net investment income (loss)			144,710
Net realized gain (loss)			799,530
Realized gain distributions			525,805
Net change in unrealized appreciation (depreciation)			8,540
Net assets			$595,238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	272	$595	1.25%	14.3%	12/31/2025	$2.24	0	$0	1.00%	14.6%	12/31/2025	$2.30	0	$0	0.75%	14.9%
12/31/2024	1.91	1,073	2,054	1.25%	11.0%	12/31/2024	1.96	0	0	1.00%	11.3%	12/31/2024	2.00	0	0	0.75%	11.6%
12/31/2023	1.72	1,126	1,940	1.25%	14.6%	12/31/2023	1.76	0	0	1.00%	14.9%	12/31/2023	1.79	0	0	0.75%	15.2%
12/31/2022	1.50	1,837	2,763	1.25%	-18.8%	12/31/2022	1.53	0	0	1.00%	-18.6%	12/31/2022	1.55	0	0	0.75%	-18.4%
12/31/2021	1.85	1,772	3,283	1.25%	13.0%	12/31/2021	1.88	0	0	1.00%	13.2%	12/31/2021	1.91	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	15.2%	12/31/2025	$2.41	0	$0	0.25%	15.5%	12/31/2025	$2.47	0	$0	0.00%	15.7%
12/31/2024	2.04	0	0	0.50%	11.9%	12/31/2024	2.09	0	0	0.25%	12.2%	12/31/2024	2.13	0	0	0.00%	12.5%
12/31/2023	1.83	0	0	0.50%	15.5%	12/31/2023	1.86	0	0	0.25%	15.8%	12/31/2023	1.90	0	0	0.00%	16.0%
12/31/2022	1.58	0	0	0.50%	-18.2%	12/31/2022	1.61	0	0	0.25%	-18.0%	12/31/2022	1.63	0	0	0.00%	-17.8%
12/31/2021	1.93	0	0	0.50%	13.8%	12/31/2021	1.96	0	0	0.25%	14.1%	12/31/2021	1.99	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	2.1%
2023	1.3%
2022	1.4%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund R6 Class - 06-CPK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,924,136	$2,292,126	187,472
Receivables: investments sold	-
Payables: investments purchased	(67,055)
Net assets	$2,857,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,857,081	1,643,143	$1.74
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.95
Total	$2,857,081	1,643,143

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41,292
Mortality & expense charges			(31,642)
Net investment income (loss)			9,650

Gain (loss) on investments:
Net realized gain (loss)			57,754
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			696,709
Net gain (loss)			754,463

Increase (decrease) in net assets from operations			$764,113

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,650	$(25,670)
Net realized gain (loss)		57,754	(2,962,370)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		696,709	3,331,225

Increase (decrease) in net assets from operations		764,113	343,185

Contract owner transactions:
Proceeds from units sold		434,061	753,108
Cost of units redeemed		(607,097)	(13,845,386)
Account charges		(5,451)	(18,457)
Increase (decrease)		(178,487)	(13,110,735)
Net increase (decrease)		585,626	(12,767,550)
Net assets, beginning		2,271,455	15,039,005
Net assets, ending		$2,857,081	$2,271,455

Units sold		294,430	664,617
Units redeemed		(403,565)	(11,723,595)
Net increase (decrease)		(109,135)	(11,058,978)
Units outstanding, beginning		1,752,278	12,811,256
Units outstanding, ending		1,643,143	1,752,278

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,798,888
Cost of units redeemed/account charges			(21,317,644)
Net investment income (loss)			346,017
Net realized gain (loss)			(3,603,006)
Realized gain distributions			816
Net change in unrealized appreciation (depreciation)			632,010
Net assets			$2,857,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	1,643	$2,857	1.25%	34.1%	12/31/2025	$1.78	0	$0	1.00%	34.5%	12/31/2025	$1.82	0	$0	0.75%	34.8%
12/31/2024	1.30	1,752	2,271	1.25%	10.4%	12/31/2024	1.32	0	0	1.00%	10.7%	12/31/2024	1.35	0	0	0.75%	11.0%
12/31/2023	1.17	12,811	15,039	1.25%	4.5%	12/31/2023	1.19	0	0	1.00%	4.8%	12/31/2023	1.22	0	0	0.75%	5.1%
12/31/2022	1.12	12,017	13,494	1.25%	-28.8%	12/31/2022	1.14	0	0	1.00%	-28.6%	12/31/2022	1.16	0	0	0.75%	-28.5%
12/31/2021	1.58	8,523	13,445	1.25%	-6.9%	12/31/2021	1.60	0	0	1.00%	-6.6%	12/31/2021	1.62	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	35.1%	12/31/2025	$1.90	0	$0	0.25%	35.5%	12/31/2025	$1.95	0	$0	0.00%	35.8%
12/31/2024	1.38	0	0	0.50%	11.3%	12/31/2024	1.41	0	0	0.25%	11.5%	12/31/2024	1.43	0	0	0.00%	11.8%
12/31/2023	1.24	0	0	0.50%	5.3%	12/31/2023	1.26	0	0	0.25%	5.6%	12/31/2023	1.28	0	0	0.00%	5.9%
12/31/2022	1.18	0	0	0.50%	-28.3%	12/31/2022	1.19	0	0	0.25%	-28.1%	12/31/2022	1.21	0	0	0.00%	-27.9%
12/31/2021	1.64	0	0	0.50%	-6.2%	12/31/2021	1.66	0	0	0.25%	-5.9%	12/31/2021	1.68	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.3%
2023	1.7%
2022	3.7%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund R6 Class - 06-CPM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$741,020	$765,689	87,522
Receivables: investments sold	1,175
Payables: investments purchased	-
Net assets	$742,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,195	405,586	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.05
Total	$742,195	405,586

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,205
Mortality & expense charges			(11,501)
Net investment income (loss)			11,704

Gain (loss) on investments:
Net realized gain (loss)			(15)
Realized gain distributions			54,122
Net change in unrealized appreciation (depreciation)			28,310
Net gain (loss)			82,417

Increase (decrease) in net assets from operations			$94,121

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,704	$18,513
Net realized gain (loss)		(15)	491
Realized gain distributions		54,122	76,790
Net change in unrealized appreciation (depreciation)		28,310	35,289

Increase (decrease) in net assets from operations		94,121	131,083

Contract owner transactions:
Proceeds from units sold		69,976	289,790
Cost of units redeemed		(385,684)	(1,034,453)
Account charges		(254)	(321)
Increase (decrease)		(315,962)	(744,984)
Net increase (decrease)		(221,841)	(613,901)
Net assets, beginning		964,036	1,577,937
Net assets, ending		$742,195	$964,036

Units sold		52,706	186,759
Units redeemed		(231,158)	(649,568)
Net increase (decrease)		(178,452)	(462,809)
Units outstanding, beginning		584,038	1,046,847
Units outstanding, ending		405,586	584,038

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,647,793
Cost of units redeemed/account charges			(4,488,873)
Net investment income (loss)			119,495
Net realized gain (loss)			53,695
Realized gain distributions			434,754
Net change in unrealized appreciation (depreciation)			(24,669)
Net assets			$742,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	406	$742	1.25%	10.9%	12/31/2025	$1.87	0	$0	1.00%	11.1%	12/31/2025	$1.91	0	$0	0.75%	11.4%
12/31/2024	1.65	584	964	1.25%	9.5%	12/31/2024	1.68	0	0	1.00%	9.8%	12/31/2024	1.72	0	0	0.75%	10.1%
12/31/2023	1.51	1,047	1,578	1.25%	3.0%	12/31/2023	1.53	0	0	1.00%	3.2%	12/31/2023	1.56	0	0	0.75%	3.5%
12/31/2022	1.46	986	1,444	1.25%	-4.1%	12/31/2022	1.49	0	0	1.00%	-3.9%	12/31/2022	1.51	0	0	0.75%	-3.6%
12/31/2021	1.53	1,751	2,673	1.25%	15.8%	12/31/2021	1.55	0	0	1.00%	16.1%	12/31/2021	1.57	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	11.7%	12/31/2025	$2.00	0	$0	0.25%	12.0%	12/31/2025	$2.05	0	$0	0.00%	12.3%
12/31/2024	1.75	0	0	0.50%	10.3%	12/31/2024	1.79	0	0	0.25%	10.6%	12/31/2024	1.83	0	0	0.00%	10.9%
12/31/2023	1.59	0	0	0.50%	3.7%	12/31/2023	1.62	0	0	0.25%	4.0%	12/31/2023	1.65	0	0	0.00%	4.3%
12/31/2022	1.53	0	0	0.50%	-3.4%	12/31/2022	1.56	0	0	0.25%	-3.1%	12/31/2022	1.58	0	0	0.00%	-2.9%
12/31/2021	1.59	0	0	0.50%	16.7%	12/31/2021	1.61	0	0	0.25%	17.0%	12/31/2021	1.63	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.7%
2023	3.2%
2022	2.0%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund R6 Class - 06-CPN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$839,380	$701,041	13,992
Receivables: investments sold	1,163
Payables: investments purchased	-
Net assets	$840,543

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$840,543	215,245	$3.91
Band 100	-	-	3.99
Band 75	-	-	4.09
Band 50	-	-	4.18
Band 25	-	-	4.28
Band 0	-	-	4.37
Total	$840,543	215,245

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,159)
Net investment income (loss)			(9,159)

Gain (loss) on investments:
Net realized gain (loss)			13,528
Realized gain distributions			116,854
Net change in unrealized appreciation (depreciation)			(17,299)
Net gain (loss)			113,083

Increase (decrease) in net assets from operations			$103,924

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,159)	$(7,666)
Net realized gain (loss)		13,528	75,450
Realized gain distributions		116,854	34,712
Net change in unrealized appreciation (depreciation)		(17,299)	37,986

Increase (decrease) in net assets from operations		103,924	140,482

Contract owner transactions:
Proceeds from units sold		126,649	196,834
Cost of units redeemed		(54,530)	(317,632)
Account charges		(1,447)	(1,217)
Increase (decrease)		70,672	(122,015)
Net increase (decrease)		174,596	18,467
Net assets, beginning		665,947	647,480
Net assets, ending		$840,543	$665,947

Units sold		37,081	63,376
Units redeemed		(16,550)	(105,480)
Net increase (decrease)		20,531	(42,104)
Units outstanding, beginning		194,714	236,818
Units outstanding, ending		215,245	194,714

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$953,081
Cost of units redeemed/account charges			(565,972)
Net investment income (loss)			(32,236)
Net realized gain (loss)			99,424
Realized gain distributions			247,907
Net change in unrealized appreciation (depreciation)			138,339
Net assets			$840,543

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.91	215	$841	1.25%	14.2%	12/31/2025	$3.99	0	$0	1.00%	14.5%	12/31/2025	$4.09	0	$0	0.75%	14.8%
12/31/2024	3.42	195	666	1.25%	25.1%	12/31/2024	3.49	0	0	1.00%	25.4%	12/31/2024	3.56	0	0	0.75%	25.7%
12/31/2023	2.73	237	647	1.25%	42.0%	12/31/2023	2.78	0	0	1.00%	42.4%	12/31/2023	2.83	0	0	0.75%	42.7%
12/31/2022	1.93	175	337	1.25%	-32.1%	12/31/2022	1.95	0	0	1.00%	-31.9%	12/31/2022	1.98	0	0	0.75%	-31.7%
12/31/2021	2.83	109	310	1.25%	26.3%	12/31/2021	2.87	0	0	1.00%	26.7%	12/31/2021	2.91	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.18	0	$0	0.50%	15.0%	12/31/2025	$4.28	0	$0	0.25%	15.3%	12/31/2025	$4.37	0	$0	0.00%	15.6%
12/31/2024	3.63	0	0	0.50%	26.0%	12/31/2024	3.71	0	0	0.25%	26.4%	12/31/2024	3.78	0	0	0.00%	26.7%
12/31/2023	2.88	0	0	0.50%	43.1%	12/31/2023	2.93	0	0	0.25%	43.4%	12/31/2023	2.99	0	0	0.00%	43.8%
12/31/2022	2.01	0	0	0.50%	-31.5%	12/31/2022	2.05	0	0	0.25%	-31.4%	12/31/2022	2.08	0	0	0.00%	-31.2%
12/31/2021	2.94	0	0	0.50%	27.3%	12/31/2021	2.98	0	0	0.25%	27.6%	12/31/2021	3.02	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund R6 Class - 06-CPP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$749,072	$826,784	29,532
Receivables: investments sold	7,267
Payables: investments purchased	-
Net assets	$756,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$756,339	293,651	$2.58
Band 100	-	-	2.63
Band 75	-	-	2.70
Band 50	-	-	2.76
Band 25	-	-	2.82
Band 0	-	-	2.88
Total	$756,339	293,651

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,161)
Net investment income (loss)			(10,161)

Gain (loss) on investments:
Net realized gain (loss)			44,552
Realized gain distributions			114,233
Net change in unrealized appreciation (depreciation)			(86,064)
Net gain (loss)			72,721

Increase (decrease) in net assets from operations			$62,560

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,161)	$(12,382)
Net realized gain (loss)		44,552	23,547
Realized gain distributions		114,233	130,834
Net change in unrealized appreciation (depreciation)		(86,064)	48,894

Increase (decrease) in net assets from operations		62,560	190,893

Contract owner transactions:
Proceeds from units sold		141,190	454,554
Cost of units redeemed		(563,436)	(442,771)
Account charges		(1,143)	(2,493)
Increase (decrease)		(423,389)	9,290
Net increase (decrease)		(360,829)	200,183
Net assets, beginning		1,117,168	916,985
Net assets, ending		$756,339	$1,117,168

Units sold		54,800	199,666
Units redeemed		(219,476)	(206,947)
Net increase (decrease)		(164,676)	(7,281)
Units outstanding, beginning		458,327	465,608
Units outstanding, ending		293,651	458,327

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,129,768
Cost of units redeemed/account charges			(4,108,316)
Net investment income (loss)			(124,311)
Net realized gain (loss)			(126,903)
Realized gain distributions			1,063,813
Net change in unrealized appreciation (depreciation)			(77,712)
Net assets			$756,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.58	294	$756	1.25%	5.7%	12/31/2025	$2.63	0	$0	1.00%	5.9%	12/31/2025	$2.70	0	$0	0.75%	6.2%
12/31/2024	2.44	458	1,117	1.25%	23.8%	12/31/2024	2.49	0	0	1.00%	24.1%	12/31/2024	2.54	0	0	0.75%	24.4%
12/31/2023	1.97	466	917	1.25%	19.5%	12/31/2023	2.00	0	0	1.00%	19.8%	12/31/2023	2.04	0	0	0.75%	20.1%
12/31/2022	1.65	541	892	1.25%	-28.8%	12/31/2022	1.67	0	0	1.00%	-28.6%	12/31/2022	1.70	0	0	0.75%	-28.4%
12/31/2021	2.31	1,049	2,427	1.25%	10.1%	12/31/2021	2.34	0	0	1.00%	10.4%	12/31/2021	2.37	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	0	$0	0.50%	6.5%	12/31/2025	$2.82	0	$0	0.25%	6.7%	12/31/2025	$2.88	0	$0	0.00%	7.0%
12/31/2024	2.59	0	0	0.50%	24.7%	12/31/2024	2.64	0	0	0.25%	25.0%	12/31/2024	2.70	0	0	0.00%	25.3%
12/31/2023	2.08	0	0	0.50%	20.4%	12/31/2023	2.11	0	0	0.25%	20.7%	12/31/2023	2.15	0	0	0.00%	21.0%
12/31/2022	1.73	0	0	0.50%	-28.2%	12/31/2022	1.75	0	0	0.25%	-28.0%	12/31/2022	1.78	0	0	0.00%	-27.9%
12/31/2021	2.40	0	0	0.50%	10.9%	12/31/2021	2.43	0	0	0.25%	11.2%	12/31/2021	2.46	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio R6 Class - 06-CPV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,679,352	$21,815,420	1,952,537
Receivables: investments sold	17,545
Payables: investments purchased	-
Net assets	$20,696,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,696,897	12,455,675	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$20,696,897	12,455,675

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$763,103
Mortality & expense charges			(322,914)
Net investment income (loss)			440,189

Gain (loss) on investments:
Net realized gain (loss)			358,727
Realized gain distributions			1,951,293
Net change in unrealized appreciation (depreciation)			(136,203)
Net gain (loss)			2,173,817

Increase (decrease) in net assets from operations			$2,614,006

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$440,189	$488,235
Net realized gain (loss)		358,727	(312,209)
Realized gain distributions		1,951,293	591,252
Net change in unrealized appreciation (depreciation)		(136,203)	1,371,964

Increase (decrease) in net assets from operations		2,614,006	2,139,242

Contract owner transactions:
Proceeds from units sold		3,192,607	3,603,218
Cost of units redeemed		(11,339,953)	(13,006,810)
Account charges		(4,012)	(4,793)
Increase (decrease)		(8,151,358)	(9,408,385)
Net increase (decrease)		(5,537,352)	(7,269,143)
Net assets, beginning		26,234,249	33,503,392
Net assets, ending		$20,696,897	$26,234,249

Units sold		2,062,753	2,912,265
Units redeemed		(7,064,839)	(9,319,801)
Net increase (decrease)		(5,002,086)	(6,407,536)
Units outstanding, beginning		17,457,761	23,865,297
Units outstanding, ending		12,455,675	17,457,761

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,792,741
Cost of units redeemed/account charges			(49,313,182)
Net investment income (loss)			3,356,815
Net realized gain (loss)			(1,426,216)
Realized gain distributions			6,422,807
Net change in unrealized appreciation (depreciation)			(1,136,068)
Net assets			$20,696,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	12,456	$20,697	1.25%	10.6%	12/31/2025	$1.70	0	$0	1.00%	10.9%	12/31/2025	$1.74	0	$0	0.75%	11.1%
12/31/2024	1.50	17,458	26,234	1.25%	7.0%	12/31/2024	1.53	0	0	1.00%	7.3%	12/31/2024	1.56	0	0	0.75%	7.6%
12/31/2023	1.40	23,865	33,503	1.25%	11.1%	12/31/2023	1.43	0	0	1.00%	11.4%	12/31/2023	1.45	0	0	0.75%	11.6%
12/31/2022	1.26	19,494	24,637	1.25%	-15.5%	12/31/2022	1.28	0	0	1.00%	-15.3%	12/31/2022	1.30	0	0	0.75%	-15.1%
12/31/2021	1.50	23,082	34,536	1.25%	9.1%	12/31/2021	1.52	0	0	1.00%	9.3%	12/31/2021	1.53	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	11.4%	12/31/2025	$1.82	0	$0	0.25%	11.7%	12/31/2025	$1.86	0	$0	0.00%	12.0%
12/31/2024	1.60	0	0	0.50%	7.9%	12/31/2024	1.63	0	0	0.25%	8.1%	12/31/2024	1.66	0	0	0.00%	8.4%
12/31/2023	1.48	0	0	0.50%	11.9%	12/31/2023	1.51	0	0	0.25%	12.2%	12/31/2023	1.53	0	0	0.00%	12.5%
12/31/2022	1.32	0	0	0.50%	-14.9%	12/31/2022	1.34	0	0	0.25%	-14.7%	12/31/2022	1.36	0	0	0.00%	-14.5%
12/31/2021	1.55	0	0	0.50%	9.9%	12/31/2021	1.57	0	0	0.25%	10.2%	12/31/2021	1.59	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.9%
2023	3.3%
2022	2.6%
2021	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio R6 Class - 06-CPW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,287,209	$22,606,157	2,192,605
Receivables: investments sold	16,316
Payables: investments purchased	-
Net assets	$20,303,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,303,525	11,710,818	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$20,303,525	11,710,818

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$920,209
Mortality & expense charges			(280,454)
Net investment income (loss)			639,755

Gain (loss) on investments:
Net realized gain (loss)			138,727
Realized gain distributions			2,436,901
Net change in unrealized appreciation (depreciation)			(785,026)
Net gain (loss)			1,790,602

Increase (decrease) in net assets from operations			$2,430,357

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$639,755	$471,291
Net realized gain (loss)		138,727	(691,820)
Realized gain distributions		2,436,901	677,524
Net change in unrealized appreciation (depreciation)		(785,026)	1,588,958

Increase (decrease) in net assets from operations		2,430,357	2,045,953

Contract owner transactions:
Proceeds from units sold		4,654,823	4,204,393
Cost of units redeemed		(6,728,107)	(14,432,762)
Account charges		(5,606)	(8,676)
Increase (decrease)		(2,078,890)	(10,237,045)
Net increase (decrease)		351,467	(8,191,092)
Net assets, beginning		19,952,058	28,143,150
Net assets, ending		$20,303,525	$19,952,058

Units sold		2,871,163	2,796,538
Units redeemed		(3,954,349)	(9,447,381)
Net increase (decrease)		(1,083,186)	(6,650,843)
Units outstanding, beginning		12,794,004	19,444,847
Units outstanding, ending		11,710,818	12,794,004

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,940,330
Cost of units redeemed/account charges			(47,871,711)
Net investment income (loss)			3,890,933
Net realized gain (loss)			(2,909,524)
Realized gain distributions			7,572,445
Net change in unrealized appreciation (depreciation)			(2,318,948)
Net assets			$20,303,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	11,711	$20,304	1.25%	11.2%	12/31/2025	$1.77	0	$0	1.00%	11.5%	12/31/2025	$1.81	0	$0	0.75%	11.7%
12/31/2024	1.56	12,794	19,952	1.25%	7.7%	12/31/2024	1.59	0	0	1.00%	8.0%	12/31/2024	1.62	0	0	0.75%	8.3%
12/31/2023	1.45	19,445	28,143	1.25%	11.9%	12/31/2023	1.47	0	0	1.00%	12.1%	12/31/2023	1.50	0	0	0.75%	12.4%
12/31/2022	1.29	17,018	22,020	1.25%	-16.4%	12/31/2022	1.31	0	0	1.00%	-16.2%	12/31/2022	1.33	0	0	0.75%	-15.9%
12/31/2021	1.55	22,024	34,073	1.25%	9.7%	12/31/2021	1.57	0	0	1.00%	10.0%	12/31/2021	1.59	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	12.0%	12/31/2025	$1.90	0	$0	0.25%	12.3%	12/31/2025	$1.94	0	$0	0.00%	12.6%
12/31/2024	1.66	0	0	0.50%	8.6%	12/31/2024	1.69	0	0	0.25%	8.8%	12/31/2024	1.72	0	0	0.00%	9.1%
12/31/2023	1.53	0	0	0.50%	12.7%	12/31/2023	1.55	0	0	0.25%	13.0%	12/31/2023	1.58	0	0	0.00%	13.3%
12/31/2022	1.35	0	0	0.50%	-15.7%	12/31/2022	1.37	0	0	0.25%	-15.5%	12/31/2022	1.40	0	0	0.00%	-15.3%
12/31/2021	1.61	0	0	0.50%	10.6%	12/31/2021	1.63	0	0	0.25%	10.9%	12/31/2021	1.65	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	3.3%
2023	3.9%
2022	2.8%
2021	7.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio R6 Class - 06-CPX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,511,963	$18,359,236	1,578,871
Receivables: investments sold	13,508
Payables: investments purchased	-
Net assets	$17,525,471

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,525,471	9,631,295	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$17,525,471	9,631,295

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$602,152
Mortality & expense charges			(282,153)
Net investment income (loss)			319,999

Gain (loss) on investments:
Net realized gain (loss)			585,620
Realized gain distributions			1,861,598
Net change in unrealized appreciation (depreciation)			(130,347)
Net gain (loss)			2,316,871

Increase (decrease) in net assets from operations			$2,636,870

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$319,999	$326,467
Net realized gain (loss)		585,620	(60,619)
Realized gain distributions		1,861,598	735,034
Net change in unrealized appreciation (depreciation)		(130,347)	1,366,423

Increase (decrease) in net assets from operations		2,636,870	2,367,305

Contract owner transactions:
Proceeds from units sold		3,542,156	4,230,057
Cost of units redeemed		(10,406,493)	(15,094,463)
Account charges		(5,313)	(8,445)
Increase (decrease)		(6,869,650)	(10,872,851)
Net increase (decrease)		(4,232,780)	(8,505,546)
Net assets, beginning		21,758,251	30,263,797
Net assets, ending		$17,525,471	$21,758,251

Units sold		2,249,222	2,700,517
Units redeemed		(6,020,074)	(9,537,299)
Net increase (decrease)		(3,770,852)	(6,836,782)
Units outstanding, beginning		13,402,147	20,238,929
Units outstanding, ending		9,631,295	13,402,147

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$60,100,273
Cost of units redeemed/account charges			(50,132,624)
Net investment income (loss)			2,831,401
Net realized gain (loss)			(1,193,557)
Realized gain distributions			6,767,251
Net change in unrealized appreciation (depreciation)			(847,273)
Net assets			$17,525,471

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	9,631	$17,525	1.25%	12.1%	12/31/2025	$1.86	0	$0	1.00%	12.4%	12/31/2025	$1.90	0	$0	0.75%	12.6%
12/31/2024	1.62	13,402	21,758	1.25%	8.6%	12/31/2024	1.66	0	0	1.00%	8.8%	12/31/2024	1.69	0	0	0.75%	9.1%
12/31/2023	1.50	20,239	30,264	1.25%	12.6%	12/31/2023	1.52	0	0	1.00%	12.9%	12/31/2023	1.55	0	0	0.75%	13.2%
12/31/2022	1.33	17,063	22,659	1.25%	-17.1%	12/31/2022	1.35	0	0	1.00%	-16.9%	12/31/2022	1.37	0	0	0.75%	-16.7%
12/31/2021	1.60	21,337	34,188	1.25%	10.5%	12/31/2021	1.62	0	0	1.00%	10.8%	12/31/2021	1.64	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	12.9%	12/31/2025	$1.99	0	$0	0.25%	13.2%	12/31/2025	$2.04	0	$0	0.00%	13.5%
12/31/2024	1.72	0	0	0.50%	9.4%	12/31/2024	1.76	0	0	0.25%	9.7%	12/31/2024	1.80	0	0	0.00%	9.9%
12/31/2023	1.58	0	0	0.50%	13.4%	12/31/2023	1.60	0	0	0.25%	13.7%	12/31/2023	1.63	0	0	0.00%	14.0%
12/31/2022	1.39	0	0	0.50%	-16.5%	12/31/2022	1.41	0	0	0.25%	-16.3%	12/31/2022	1.43	0	0	0.00%	-16.1%
12/31/2021	1.66	0	0	0.50%	11.3%	12/31/2021	1.69	0	0	0.25%	11.6%	12/31/2021	1.71	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.6%
2023	3.1%
2022	2.2%
2021	6.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio R6 Class - 06-CPY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,489,734	$20,664,496	1,991,794
Receivables: investments sold	14,034
Payables: investments purchased	-
Net assets	$18,503,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,503,768	9,687,132	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$18,503,768	9,687,132

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$801,101
Mortality & expense charges			(285,902)
Net investment income (loss)			515,199

Gain (loss) on investments:
Net realized gain (loss)			322,927
Realized gain distributions			2,755,809
Net change in unrealized appreciation (depreciation)			(708,241)
Net gain (loss)			2,370,495

Increase (decrease) in net assets from operations			$2,885,694

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$515,199	$495,735
Net realized gain (loss)		322,927	(363,659)
Realized gain distributions		2,755,809	1,004,921
Net change in unrealized appreciation (depreciation)		(708,241)	1,256,800

Increase (decrease) in net assets from operations		2,885,694	2,393,797

Contract owner transactions:
Proceeds from units sold		3,781,328	4,625,906
Cost of units redeemed		(10,162,092)	(12,496,779)
Account charges		(5,792)	(9,722)
Increase (decrease)		(6,386,556)	(7,880,595)
Net increase (decrease)		(3,500,862)	(5,486,798)
Net assets, beginning		22,004,630	27,491,428
Net assets, ending		$18,503,768	$22,004,630

Units sold		2,157,470	2,858,536
Units redeemed		(5,493,449)	(7,627,076)
Net increase (decrease)		(3,335,979)	(4,768,540)
Units outstanding, beginning		13,023,111	17,791,651
Units outstanding, ending		9,687,132	13,023,111

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$52,084,067
Cost of units redeemed/account charges			(41,302,108)
Net investment income (loss)			3,245,499
Net realized gain (loss)			(1,430,355)
Realized gain distributions			8,081,427
Net change in unrealized appreciation (depreciation)			(2,174,762)
Net assets			$18,503,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	9,687	$18,504	1.25%	13.0%	12/31/2025	$1.95	0	$0	1.00%	13.3%	12/31/2025	$2.00	0	$0	0.75%	13.6%
12/31/2024	1.69	13,023	22,005	1.25%	9.3%	12/31/2024	1.72	0	0	1.00%	9.6%	12/31/2024	1.76	0	0	0.75%	9.9%
12/31/2023	1.55	17,792	27,491	1.25%	13.3%	12/31/2023	1.57	0	0	1.00%	13.6%	12/31/2023	1.60	0	0	0.75%	13.8%
12/31/2022	1.36	14,245	19,430	1.25%	-17.8%	12/31/2022	1.38	0	0	1.00%	-17.6%	12/31/2022	1.41	0	0	0.75%	-17.3%
12/31/2021	1.66	15,093	25,031	1.25%	11.3%	12/31/2021	1.68	0	0	1.00%	11.6%	12/31/2021	1.70	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	13.9%	12/31/2025	$2.09	0	$0	0.25%	14.2%	12/31/2025	$2.14	0	$0	0.00%	14.5%
12/31/2024	1.79	0	0	0.50%	10.2%	12/31/2024	1.83	0	0	0.25%	10.5%	12/31/2024	1.87	0	0	0.00%	10.7%
12/31/2023	1.63	0	0	0.50%	14.1%	12/31/2023	1.66	0	0	0.25%	14.4%	12/31/2023	1.69	0	0	0.00%	14.7%
12/31/2022	1.43	0	0	0.50%	-17.1%	12/31/2022	1.45	0	0	0.25%	-16.9%	12/31/2022	1.47	0	0	0.00%	-16.7%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.74	0	0	0.25%	12.4%	12/31/2021	1.77	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	3.3%
2023	3.8%
2022	2.8%
2021	7.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio R6 Class - 06-CRC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,831,423	$19,230,671	1,534,617
Receivables: investments sold	13,676
Payables: investments purchased	-
Net assets	$18,845,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,845,099	9,395,762	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$18,845,099	9,395,762

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$562,568
Mortality & expense charges			(263,891)
Net investment income (loss)			298,677

Gain (loss) on investments:
Net realized gain (loss)			719,893
Realized gain distributions			2,270,200
Net change in unrealized appreciation (depreciation)			(519,094)
Net gain (loss)			2,470,999

Increase (decrease) in net assets from operations			$2,769,676

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$298,677	$252,939
Net realized gain (loss)		719,893	292,611
Realized gain distributions		2,270,200	611,024
Net change in unrealized appreciation (depreciation)		(519,094)	1,112,843

Increase (decrease) in net assets from operations		2,769,676	2,269,417

Contract owner transactions:
Proceeds from units sold		3,966,623	4,620,514
Cost of units redeemed		(7,849,364)	(10,548,854)
Account charges		(7,120)	(9,164)
Increase (decrease)		(3,889,861)	(5,937,504)
Net increase (decrease)		(1,120,185)	(3,668,087)
Net assets, beginning		19,965,284	23,633,371
Net assets, ending		$18,845,099	$19,965,284

Units sold		2,170,623	2,745,400
Units redeemed		(4,094,544)	(6,198,781)
Net increase (decrease)		(1,923,921)	(3,453,381)
Units outstanding, beginning		11,319,683	14,773,064
Units outstanding, ending		9,395,762	11,319,683

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,527,976
Cost of units redeemed/account charges			(34,647,960)
Net investment income (loss)			1,803,613
Net realized gain (loss)			196,385
Realized gain distributions			5,364,333
Net change in unrealized appreciation (depreciation)			(399,248)
Net assets			$18,845,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	9,396	$18,845	1.25%	13.7%	12/31/2025	$2.05	0	$0	1.00%	14.0%	12/31/2025	$2.10	0	$0	0.75%	14.3%
12/31/2024	1.76	11,320	19,965	1.25%	10.3%	12/31/2024	1.80	0	0	1.00%	10.5%	12/31/2024	1.84	0	0	0.75%	10.8%
12/31/2023	1.60	14,773	23,633	1.25%	14.0%	12/31/2023	1.63	0	0	1.00%	14.3%	12/31/2023	1.66	0	0	0.75%	14.6%
12/31/2022	1.40	11,441	16,051	1.25%	-18.1%	12/31/2022	1.42	0	0	1.00%	-17.9%	12/31/2022	1.45	0	0	0.75%	-17.7%
12/31/2021	1.71	11,918	20,412	1.25%	12.3%	12/31/2021	1.73	0	0	1.00%	12.6%	12/31/2021	1.76	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	0	$0	0.50%	14.6%	12/31/2025	$2.20	0	$0	0.25%	14.9%	12/31/2025	$2.25	0	$0	0.00%	15.1%
12/31/2024	1.87	0	0	0.50%	11.1%	12/31/2024	1.91	0	0	0.25%	11.4%	12/31/2024	1.95	0	0	0.00%	11.6%
12/31/2023	1.69	0	0	0.50%	14.9%	12/31/2023	1.72	0	0	0.25%	15.2%	12/31/2023	1.75	0	0	0.00%	15.5%
12/31/2022	1.47	0	0	0.50%	-17.5%	12/31/2022	1.49	0	0	0.25%	-17.3%	12/31/2022	1.51	0	0	0.00%	-17.1%
12/31/2021	1.78	0	0	0.50%	13.2%	12/31/2021	1.80	0	0	0.25%	13.5%	12/31/2021	1.82	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.5%
2023	2.8%
2022	2.0%
2021	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio R6 Class - 06-CRF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,392,383	$14,513,716	1,082,943
Receivables: investments sold	10,760
Payables: investments purchased	-
Net assets	$14,403,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,403,143	6,976,506	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.16
Band 50	-	-	2.21
Band 25	-	-	2.26
Band 0	-	-	2.31
Total	$14,403,143	6,976,506

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$420,356
Mortality & expense charges			(196,877)
Net investment income (loss)			223,479

Gain (loss) on investments:
Net realized gain (loss)			629,592
Realized gain distributions			1,723,241
Net change in unrealized appreciation (depreciation)			(407,611)
Net gain (loss)			1,945,222

Increase (decrease) in net assets from operations			$2,168,701

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$223,479	$188,097
Net realized gain (loss)		629,592	303,969
Realized gain distributions		1,723,241	344,033
Net change in unrealized appreciation (depreciation)		(407,611)	832,701

Increase (decrease) in net assets from operations		2,168,701	1,668,800

Contract owner transactions:
Proceeds from units sold		3,612,378	3,803,659
Cost of units redeemed		(5,364,019)	(6,849,171)
Account charges		(7,034)	(7,835)
Increase (decrease)		(1,758,675)	(3,053,347)
Net increase (decrease)		410,026	(1,384,547)
Net assets, beginning		13,993,117	15,377,664
Net assets, ending		$14,403,143	$13,993,117

Units sold		1,920,794	2,256,126
Units redeemed		(2,694,822)	(3,968,327)
Net increase (decrease)		(774,028)	(1,712,201)
Units outstanding, beginning		7,750,534	9,462,735
Units outstanding, ending		6,976,506	7,750,534

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,459,687
Cost of units redeemed/account charges			(25,248,911)
Net investment income (loss)			1,242,877
Net realized gain (loss)			507,956
Realized gain distributions			3,562,867
Net change in unrealized appreciation (depreciation)			(121,333)
Net assets			$14,403,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	6,977	$14,403	1.25%	14.4%	12/31/2025	$2.11	0	$0	1.00%	14.6%	12/31/2025	$2.16	0	$0	0.75%	14.9%
12/31/2024	1.81	7,751	13,993	1.25%	11.1%	12/31/2024	1.84	0	0	1.00%	11.4%	12/31/2024	1.88	0	0	0.75%	11.7%
12/31/2023	1.63	9,463	15,378	1.25%	14.7%	12/31/2023	1.65	0	0	1.00%	15.0%	12/31/2023	1.68	0	0	0.75%	15.2%
12/31/2022	1.42	7,146	10,128	1.25%	-18.3%	12/31/2022	1.44	0	0	1.00%	-18.1%	12/31/2022	1.46	0	0	0.75%	-17.9%
12/31/2021	1.74	7,874	13,662	1.25%	12.8%	12/31/2021	1.76	0	0	1.00%	13.1%	12/31/2021	1.78	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	15.2%	12/31/2025	$2.26	0	$0	0.25%	15.5%	12/31/2025	$2.31	0	$0	0.00%	15.8%
12/31/2024	1.92	0	0	0.50%	11.9%	12/31/2024	1.96	0	0	0.25%	12.2%	12/31/2024	2.00	0	0	0.00%	12.5%
12/31/2023	1.71	0	0	0.50%	15.5%	12/31/2023	1.74	0	0	0.25%	15.8%	12/31/2023	1.77	0	0	0.00%	16.1%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.51	0	0	0.25%	-17.5%	12/31/2022	1.53	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	13.7%	12/31/2021	1.83	0	0	0.25%	14.0%	12/31/2021	1.85	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	2.6%
2023	2.7%
2022	1.9%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio R6 Class - 06-CRG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,142,190	$6,723,386	441,196
Receivables: investments sold	5,200
Payables: investments purchased	-
Net assets	$7,147,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,147,390	3,407,066	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	-	-	2.35
Total	$7,147,390	3,407,066

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$170,167
Mortality & expense charges			(98,449)
Net investment income (loss)			71,718

Gain (loss) on investments:
Net realized gain (loss)			540,727
Realized gain distributions			537,472
Net change in unrealized appreciation (depreciation)			2,812
Net gain (loss)			1,081,011

Increase (decrease) in net assets from operations			$1,152,729

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,718	$66,844
Net realized gain (loss)		540,727	319,268
Realized gain distributions		537,472	75,243
Net change in unrealized appreciation (depreciation)		2,812	356,991

Increase (decrease) in net assets from operations		1,152,729	818,346

Contract owner transactions:
Proceeds from units sold		2,688,584	2,966,000
Cost of units redeemed		(3,697,272)	(4,370,731)
Account charges		(4,800)	(7,040)
Increase (decrease)		(1,013,488)	(1,411,771)
Net increase (decrease)		139,241	(593,425)
Net assets, beginning		7,008,149	7,601,574
Net assets, ending		$7,147,390	$7,008,149

Units sold		1,418,218	1,713,244
Units redeemed		(1,843,659)	(2,511,306)
Net increase (decrease)		(425,441)	(798,062)
Units outstanding, beginning		3,832,507	4,630,569
Units outstanding, ending		3,407,066	3,832,507

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,778,107
Cost of units redeemed/account charges			(13,115,912)
Net investment income (loss)			387,187
Net realized gain (loss)			703,073
Realized gain distributions			976,131
Net change in unrealized appreciation (depreciation)			418,804
Net assets			$7,147,390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	3,407	$7,147	1.25%	14.7%	12/31/2025	$2.15	0	$0	1.00%	15.0%	12/31/2025	$2.20	0	$0	0.75%	15.3%
12/31/2024	1.83	3,833	7,008	1.25%	11.4%	12/31/2024	1.87	0	0	1.00%	11.7%	12/31/2024	1.90	0	0	0.75%	12.0%
12/31/2023	1.64	4,631	7,602	1.25%	15.0%	12/31/2023	1.67	0	0	1.00%	15.3%	12/31/2023	1.70	0	0	0.75%	15.6%
12/31/2022	1.43	2,917	4,162	1.25%	-18.5%	12/31/2022	1.45	0	0	1.00%	-18.3%	12/31/2022	1.47	0	0	0.75%	-18.1%
12/31/2021	1.75	2,629	4,603	1.25%	13.3%	12/31/2021	1.77	0	0	1.00%	13.6%	12/31/2021	1.80	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	15.6%	12/31/2025	$2.30	0	$0	0.25%	15.9%	12/31/2025	$2.35	0	$0	0.00%	16.2%
12/31/2024	1.94	0	0	0.50%	12.2%	12/31/2024	1.98	0	0	0.25%	12.5%	12/31/2024	2.02	0	0	0.00%	12.8%
12/31/2023	1.73	0	0	0.50%	15.9%	12/31/2023	1.76	0	0	0.25%	16.2%	12/31/2023	1.79	0	0	0.00%	16.5%
12/31/2022	1.49	0	0	0.50%	-17.9%	12/31/2022	1.52	0	0	0.25%	-17.7%	12/31/2022	1.54	0	0	0.00%	-17.5%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.84	0	0	0.25%	14.5%	12/31/2021	1.87	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.2%
2023	2.5%
2022	1.8%
2021	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund R6 Class - 06-CRJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,529,120	$22,975,171	1,396,071
Receivables: investments sold	132,738
Payables: investments purchased	-
Net assets	$20,661,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,862,768	11,300,309	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	799,090	405,926	1.97
Total	$20,661,858	11,706,235

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$431,528
Mortality & expense charges			(289,375)
Net investment income (loss)			142,153

Gain (loss) on investments:
Net realized gain (loss)			(523,442)
Realized gain distributions			2,336,421
Net change in unrealized appreciation (depreciation)			(79,483)
Net gain (loss)			1,733,496

Increase (decrease) in net assets from operations			$1,875,649

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$142,153	$187,730
Net realized gain (loss)		(523,442)	(446,491)
Realized gain distributions		2,336,421	1,719,013
Net change in unrealized appreciation (depreciation)		(79,483)	546,166

Increase (decrease) in net assets from operations		1,875,649	2,006,418

Contract owner transactions:
Proceeds from units sold		9,493,966	9,767,303
Cost of units redeemed		(16,968,855)	(14,082,933)
Account charges		(35,459)	(34,369)
Increase (decrease)		(7,510,348)	(4,349,999)
Net increase (decrease)		(5,634,699)	(2,343,581)
Net assets, beginning		26,296,557	28,640,138
Net assets, ending		$20,661,858	$26,296,557

Units sold		5,737,090	6,382,880
Units redeemed		(10,144,664)	(9,157,672)
Net increase (decrease)		(4,407,574)	(2,774,792)
Units outstanding, beginning		16,113,809	18,888,601
Units outstanding, ending		11,706,235	16,113,809

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$98,004,635
Cost of units redeemed/account charges			(89,623,098)
Net investment income (loss)			1,053,684
Net realized gain (loss)			(1,044,187)
Realized gain distributions			14,716,875
Net change in unrealized appreciation (depreciation)			(2,446,051)
Net assets			$20,661,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	11,300	$19,863	1.25%	8.0%	12/31/2025	$1.80	0	$0	1.00%	8.2%	12/31/2025	$1.84	0	$0	0.75%	8.5%
12/31/2024	1.63	15,734	25,613	1.25%	7.6%	12/31/2024	1.66	0	0	1.00%	7.8%	12/31/2024	1.69	0	0	0.75%	8.1%
12/31/2023	1.51	18,508	28,011	1.25%	5.2%	12/31/2023	1.54	0	0	1.00%	5.5%	12/31/2023	1.57	0	0	0.75%	5.7%
12/31/2022	1.44	18,462	26,560	1.25%	-2.4%	12/31/2022	1.46	0	0	1.00%	-2.1%	12/31/2022	1.48	0	0	0.75%	-1.9%
12/31/2021	1.47	29,593	43,602	1.25%	22.0%	12/31/2021	1.49	8	12	1.00%	22.3%	12/31/2021	1.51	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	8.8%	12/31/2025	$1.92	0	$0	0.25%	9.1%	12/31/2025	$1.97	406	$799	0.00%	9.3%
12/31/2024	1.73	0	0	0.50%	8.4%	12/31/2024	1.76	0	0	0.25%	8.6%	12/31/2024	1.80	380	684	0.00%	8.9%
12/31/2023	1.60	0	0	0.50%	6.0%	12/31/2023	1.62	0	0	0.25%	6.3%	12/31/2023	1.65	381	629	0.00%	6.5%
12/31/2022	1.51	0	0	0.50%	-1.6%	12/31/2022	1.53	0	0	0.25%	-1.4%	12/31/2022	1.55	0	0	0.00%	-1.1%
12/31/2021	1.53	0	0	0.50%	22.9%	12/31/2021	1.55	0	0	0.25%	23.2%	12/31/2021	1.57	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.9%
2023	2.1%
2022	1.4%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund R6 Class - 06-CRK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$316,525	$323,037	12,167
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$316,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,590	222,601	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$316,590	222,601

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,601
Mortality & expense charges			(6,413)
Net investment income (loss)			5,188

Gain (loss) on investments:
Net realized gain (loss)			(381)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,925)
Net gain (loss)			(2,306)

Increase (decrease) in net assets from operations			$2,882

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,188	$5,159
Net realized gain (loss)		(381)	(8,173)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,925)	35,421

Increase (decrease) in net assets from operations		2,882	32,407

Contract owner transactions:
Proceeds from units sold		95,515	96,887
Cost of units redeemed		(303,540)	(123,787)
Account charges		(1,592)	(1,624)
Increase (decrease)		(209,617)	(28,524)
Net increase (decrease)		(206,735)	3,883
Net assets, beginning		523,325	519,442
Net assets, ending		$316,590	$523,325

Units sold		66,856	71,673
Units redeemed		(211,883)	(93,143)
Net increase (decrease)		(145,027)	(21,470)
Units outstanding, beginning		367,628	389,098
Units outstanding, ending		222,601	367,628

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,450,739
Cost of units redeemed/account charges			(1,260,631)
Net investment income (loss)			39,171
Net realized gain (loss)			(36,774)
Realized gain distributions			130,597
Net change in unrealized appreciation (depreciation)			(6,512)
Net assets			$316,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	223	$317	1.25%	-0.1%	12/31/2025	$1.45	0	$0	1.00%	0.2%	12/31/2025	$1.49	0	$0	0.75%	0.4%
12/31/2024	1.42	368	523	1.25%	6.6%	12/31/2024	1.45	0	0	1.00%	6.9%	12/31/2024	1.48	0	0	0.75%	7.2%
12/31/2023	1.33	389	519	1.25%	10.1%	12/31/2023	1.36	0	0	1.00%	10.3%	12/31/2023	1.38	0	0	0.75%	10.6%
12/31/2022	1.21	329	399	1.25%	-25.4%	12/31/2022	1.23	0	0	1.00%	-25.2%	12/31/2022	1.25	0	0	0.75%	-25.0%
12/31/2021	1.63	274	446	1.25%	40.1%	12/31/2021	1.65	0	0	1.00%	40.4%	12/31/2021	1.67	0	0	0.75%	40.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	0.7%	12/31/2025	$1.56	0	$0	0.25%	0.9%	12/31/2025	$1.59	0	$0	0.00%	1.2%
12/31/2024	1.51	0	0	0.50%	7.4%	12/31/2024	1.54	0	0	0.25%	7.7%	12/31/2024	1.57	0	0	0.00%	8.0%
12/31/2023	1.41	0	0	0.50%	10.9%	12/31/2023	1.43	0	0	0.25%	11.2%	12/31/2023	1.46	0	0	0.00%	11.4%
12/31/2022	1.27	0	0	0.50%	-24.8%	12/31/2022	1.29	0	0	0.25%	-24.7%	12/31/2022	1.31	0	0	0.00%	-24.5%
12/31/2021	1.69	0	0	0.50%	41.1%	12/31/2021	1.71	0	0	0.25%	41.5%	12/31/2021	1.73	0	0	0.00%	41.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.2%
2023	2.8%
2022	2.2%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund R6 Class - 06-CRM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,894,724	$11,009,714	1,118,375
Receivables: investments sold	148,289
Payables: investments purchased	-
Net assets	$10,043,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,939,216	5,782,134	$1.72
Band 100	-	-	1.76
Band 75	103,797	57,708	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.93
Total	$10,043,013	5,839,842

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$150,450
Mortality & expense charges			(142,496)
Net investment income (loss)			7,954

Gain (loss) on investments:
Net realized gain (loss)			5,231
Realized gain distributions			1,109,003
Net change in unrealized appreciation (depreciation)			(1,697,845)
Net gain (loss)			(583,611)

Increase (decrease) in net assets from operations			$(575,657)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,954	$15,463
Net realized gain (loss)		5,231	162,716
Realized gain distributions		1,109,003	716,820
Net change in unrealized appreciation (depreciation)		(1,697,845)	(93,111)

Increase (decrease) in net assets from operations		(575,657)	801,888

Contract owner transactions:
Proceeds from units sold		4,197,170	4,788,788
Cost of units redeemed		(6,714,325)	(4,844,915)
Account charges		(13,285)	(14,308)
Increase (decrease)		(2,530,440)	(70,435)
Net increase (decrease)		(3,106,097)	731,453
Net assets, beginning		13,149,110	12,417,657
Net assets, ending		$10,043,013	$13,149,110

Units sold		2,466,425	2,837,638
Units redeemed		(3,953,172)	(2,861,815)
Net increase (decrease)		(1,486,747)	(24,177)
Units outstanding, beginning		7,326,589	7,350,766
Units outstanding, ending		5,839,842	7,326,589

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,780,668
Cost of units redeemed/account charges			(24,091,612)
Net investment income (loss)			(9,117)
Net realized gain (loss)			687,870
Realized gain distributions			2,790,194
Net change in unrealized appreciation (depreciation)			(1,114,990)
Net assets			$10,043,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	5,782	$9,939	1.25%	-4.2%	12/31/2025	$1.76	0	$0	1.00%	-3.9%	12/31/2025	$1.80	58	$104	0.75%	-3.7%
12/31/2024	1.79	7,263	13,031	1.25%	6.2%	12/31/2024	1.83	0	0	1.00%	6.5%	12/31/2024	1.87	63	118	0.75%	6.8%
12/31/2023	1.69	7,288	12,308	1.25%	15.2%	12/31/2023	1.72	0	0	1.00%	15.5%	12/31/2023	1.75	63	110	0.75%	15.8%
12/31/2022	1.47	7,197	10,552	1.25%	-15.6%	12/31/2022	1.49	0	0	1.00%	-15.4%	12/31/2022	1.51	85	128	0.75%	-15.2%
12/31/2021	1.74	4,961	8,616	1.25%	35.7%	12/31/2021	1.76	0	0	1.00%	36.1%	12/31/2021	1.78	82	146	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	0.50%	-3.5%	12/31/2025	$1.88	0	$0	0.25%	-3.2%	12/31/2025	$1.93	0	$0	0.00%	-3.0%
12/31/2024	1.91	0	0	0.50%	7.0%	12/31/2024	1.94	0	0	0.25%	7.3%	12/31/2024	1.98	0	0	0.00%	7.6%
12/31/2023	1.78	0	0	0.50%	16.0%	12/31/2023	1.81	0	0	0.25%	16.3%	12/31/2023	1.84	0	0	0.00%	16.6%
12/31/2022	1.53	0	0	0.50%	-14.9%	12/31/2022	1.56	0	0	0.25%	-14.7%	12/31/2022	1.58	0	0	0.00%	-14.5%
12/31/2021	1.80	0	0	0.50%	36.7%	12/31/2021	1.83	0	0	0.25%	37.1%	12/31/2021	1.85	0	0	0.00%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.4%
2023	1.4%
2022	1.3%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,514,219	$2,478,844	301,373
Receivables: investments sold	5,263
Payables: investments purchased	-
Net assets	$2,519,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,519,482	1,162,475	$2.17
Band 100	-	-	2.22
Band 75	-	-	2.27
Band 50	-	-	2.32
Band 25	-	-	2.37
Band 0	-	-	2.43
Total	$2,519,482	1,162,475

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$52,772
Mortality & expense charges			(56,395)
Net investment income (loss)			(3,623)

Gain (loss) on investments:
Net realized gain (loss)			167,613
Realized gain distributions			122,678
Net change in unrealized appreciation (depreciation)			401,553
Net gain (loss)			691,844

Increase (decrease) in net assets from operations			$688,221

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,623)	$50,099
Net realized gain (loss)		167,613	(228,755)
Realized gain distributions		122,678	235,866
Net change in unrealized appreciation (depreciation)		401,553	433,752

Increase (decrease) in net assets from operations		688,221	490,962

Contract owner transactions:
Proceeds from units sold		228,588	1,005,631
Cost of units redeemed		(3,350,340)	(1,464,724)
Account charges		(745)	(801)
Increase (decrease)		(3,122,497)	(459,894)
Net increase (decrease)		(2,434,276)	31,068
Net assets, beginning		4,953,758	4,922,690
Net assets, ending		$2,519,482	$4,953,758

Units sold		115,230	583,912
Units redeemed		(1,577,218)	(880,060)
Net increase (decrease)		(1,461,988)	(296,148)
Units outstanding, beginning		2,624,463	2,920,611
Units outstanding, ending		1,162,475	2,624,463

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,106,527
Cost of units redeemed/account charges			(12,308,150)
Net investment income (loss)			202,189
Net realized gain (loss)			(6,658)
Realized gain distributions			1,490,199
Net change in unrealized appreciation (depreciation)			35,375
Net assets			$2,519,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	1,162	$2,519	1.25%	14.8%	12/31/2025	$2.22	0	$0	1.00%	15.1%	12/31/2025	$2.27	0	$0	0.75%	15.4%
12/31/2024	1.89	2,624	4,954	1.25%	12.0%	12/31/2024	1.93	0	0	1.00%	12.3%	12/31/2024	1.97	0	0	0.75%	12.6%
12/31/2023	1.69	2,921	4,923	1.25%	14.2%	12/31/2023	1.72	0	0	1.00%	14.4%	12/31/2023	1.75	0	0	0.75%	14.7%
12/31/2022	1.48	2,837	4,188	1.25%	-16.2%	12/31/2022	1.50	0	0	1.00%	-15.9%	12/31/2022	1.52	0	0	0.75%	-15.7%
12/31/2021	1.76	2,941	5,179	1.25%	14.0%	12/31/2021	1.78	0	0	1.00%	14.3%	12/31/2021	1.81	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	15.7%	12/31/2025	$2.37	0	$0	0.25%	16.0%	12/31/2025	$2.43	0	$0	0.00%	16.3%
12/31/2024	2.01	0	0	0.50%	12.8%	12/31/2024	2.05	0	0	0.25%	13.1%	12/31/2024	2.09	0	0	0.00%	13.4%
12/31/2023	1.78	0	0	0.50%	15.0%	12/31/2023	1.81	0	0	0.25%	15.3%	12/31/2023	1.84	0	0	0.00%	15.6%
12/31/2022	1.55	0	0	0.50%	-15.5%	12/31/2022	1.57	0	0	0.25%	-15.3%	12/31/2022	1.59	0	0	0.00%	-15.1%
12/31/2021	1.83	0	0	0.50%	14.9%	12/31/2021	1.85	0	0	0.25%	15.2%	12/31/2021	1.88	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	2.2%
2023	2.3%
2022	1.8%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$648,300	$625,123	95,810
Receivables: investments sold	339
Payables: investments purchased	-
Net assets	$648,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$648,639	343,700	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$648,639	343,700

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,992
Mortality & expense charges			(19,984)
Net investment income (loss)			8,008

Gain (loss) on investments:
Net realized gain (loss)			123,791
Realized gain distributions			29,422
Net change in unrealized appreciation (depreciation)			39,753
Net gain (loss)			192,966

Increase (decrease) in net assets from operations			$200,974

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,008	$21,184
Net realized gain (loss)		123,791	(115,960)
Realized gain distributions		29,422	53,059
Net change in unrealized appreciation (depreciation)		39,753	163,370

Increase (decrease) in net assets from operations		200,974	121,653

Contract owner transactions:
Proceeds from units sold		163,502	542,472
Cost of units redeemed		(1,302,055)	(1,175,205)
Account charges		(934)	(1,444)
Increase (decrease)		(1,139,487)	(634,177)
Net increase (decrease)		(938,513)	(512,524)
Net assets, beginning		1,587,152	2,099,676
Net assets, ending		$648,639	$1,587,152

Units sold		92,449	458,285
Units redeemed		(696,150)	(883,423)
Net increase (decrease)		(603,701)	(425,138)
Units outstanding, beginning		947,401	1,372,539
Units outstanding, ending		343,700	947,401

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,121,131
Cost of units redeemed/account charges			(7,500,104)
Net investment income (loss)			110,588
Net realized gain (loss)			43,345
Realized gain distributions			850,502
Net change in unrealized appreciation (depreciation)			23,177
Net assets			$648,639

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	344	$649	1.25%	12.7%	12/31/2025	$1.93	0	$0	1.00%	12.9%	12/31/2025	$1.97	0	$0	0.75%	13.2%
12/31/2024	1.68	947	1,587	1.25%	9.5%	12/31/2024	1.71	0	0	1.00%	9.8%	12/31/2024	1.74	0	0	0.75%	10.1%
12/31/2023	1.53	1,373	2,100	1.25%	12.1%	12/31/2023	1.56	0	0	1.00%	12.4%	12/31/2023	1.58	0	0	0.75%	12.7%
12/31/2022	1.36	1,266	1,728	1.25%	-15.4%	12/31/2022	1.39	0	0	1.00%	-15.2%	12/31/2022	1.41	0	0	0.75%	-15.0%
12/31/2021	1.61	1,529	2,468	1.25%	11.3%	12/31/2021	1.63	0	0	1.00%	11.5%	12/31/2021	1.66	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	13.5%	12/31/2025	$2.07	0	$0	0.25%	13.8%	12/31/2025	$2.11	0	$0	0.00%	14.1%
12/31/2024	1.78	0	0	0.50%	10.3%	12/31/2024	1.82	0	0	0.25%	10.6%	12/31/2024	1.85	0	0	0.00%	10.9%
12/31/2023	1.61	0	0	0.50%	12.9%	12/31/2023	1.64	0	0	0.25%	13.2%	12/31/2023	1.67	0	0	0.00%	13.5%
12/31/2022	1.43	0	0	0.50%	-14.8%	12/31/2022	1.45	0	0	0.25%	-14.6%	12/31/2022	1.47	0	0	0.00%	-14.4%
12/31/2021	1.68	0	0	0.50%	12.1%	12/31/2021	1.70	0	0	0.25%	12.4%	12/31/2021	1.72	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.2%
2023	2.6%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund R6 Class - 06-CRT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,738,148	$22,559,268	299,108
Receivables: investments sold	4,269
Payables: investments purchased	-
Net assets	$30,742,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,742,417	7,205,767	$4.27
Band 100	-	-	4.36
Band 75	-	-	4.46
Band 50	-	-	4.57
Band 25	-	-	4.67
Band 0	-	-	4.78
Total	$30,742,417	7,205,767

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(360,025)
Net investment income (loss)			(360,025)

Gain (loss) on investments:
Net realized gain (loss)			1,583,049
Realized gain distributions			2,947,702
Net change in unrealized appreciation (depreciation)			(866,922)
Net gain (loss)			3,663,829

Increase (decrease) in net assets from operations			$3,303,804

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(360,025)	$(335,591)
Net realized gain (loss)		1,583,049	1,002,961
Realized gain distributions		2,947,702	933,952
Net change in unrealized appreciation (depreciation)		(866,922)	4,915,142

Increase (decrease) in net assets from operations		3,303,804	6,516,464

Contract owner transactions:
Proceeds from units sold		4,486,883	3,368,050
Cost of units redeemed		(5,967,682)	(4,415,445)
Account charges		(56,652)	(54,633)
Increase (decrease)		(1,537,451)	(1,102,028)
Net increase (decrease)		1,766,353	5,414,436
Net assets, beginning		28,976,064	23,561,628
Net assets, ending		$30,742,417	$28,976,064

Units sold		1,196,951	998,029
Units redeemed		(1,571,489)	(1,330,322)
Net increase (decrease)		(374,538)	(332,293)
Units outstanding, beginning		7,580,305	7,912,598
Units outstanding, ending		7,205,767	7,580,305

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,976,801
Cost of units redeemed/account charges			(15,163,713)
Net investment income (loss)			(1,092,245)
Net realized gain (loss)			3,246,494
Realized gain distributions			6,596,200
Net change in unrealized appreciation (depreciation)			8,178,880
Net assets			$30,742,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.27	7,206	$30,742	1.25%	11.6%	12/31/2025	$4.36	0	$0	1.00%	11.9%	12/31/2025	$4.46	0	$0	0.75%	12.2%
12/31/2024	3.82	7,580	28,976	1.25%	28.4%	12/31/2024	3.90	0	0	1.00%	28.7%	12/31/2024	3.98	0	0	0.75%	29.0%
12/31/2023	2.98	7,913	23,562	1.25%	42.0%	12/31/2023	3.03	0	0	1.00%	42.4%	12/31/2023	3.08	0	0	0.75%	42.7%
12/31/2022	2.10	7,801	16,354	1.25%	-33.1%	12/31/2022	2.13	0	0	1.00%	-32.9%	12/31/2022	2.16	0	0	0.75%	-32.7%
12/31/2021	3.13	971	3,042	1.25%	22.1%	12/31/2021	3.17	0	0	1.00%	22.4%	12/31/2021	3.21	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.57	0	$0	0.50%	12.5%	12/31/2025	$4.67	0	$0	0.25%	12.7%	12/31/2025	$4.78	0	$0	0.00%	13.0%
12/31/2024	4.06	0	0	0.50%	29.3%	12/31/2024	4.14	0	0	0.25%	29.7%	12/31/2024	4.23	0	0	0.00%	30.0%
12/31/2023	3.14	0	0	0.50%	43.1%	12/31/2023	3.20	0	0	0.25%	43.5%	12/31/2023	3.25	0	0	0.00%	43.8%
12/31/2022	2.19	0	0	0.50%	-32.6%	12/31/2022	2.23	0	0	0.25%	-32.4%	12/31/2022	2.26	0	0	0.00%	-32.2%
12/31/2021	3.25	0	0	0.50%	23.0%	12/31/2021	3.29	0	0	0.25%	23.3%	12/31/2021	3.34	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio R6 Class - 06-CRH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,152,056	$24,158,909	2,537,909
Receivables: investments sold	19,054
Payables: investments purchased	-
Net assets	$23,171,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,171,110	14,904,371	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.70
Band 0	-	-	1.74
Total	$23,171,110	14,904,371

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,039,116
Mortality & expense charges			(269,896)
Net investment income (loss)			769,220

Gain (loss) on investments:
Net realized gain (loss)			(524,742)
Realized gain distributions			2,046,013
Net change in unrealized appreciation (depreciation)			(68,667)
Net gain (loss)			1,452,604

Increase (decrease) in net assets from operations			$2,221,824

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$769,220	$361,271
Net realized gain (loss)		(524,742)	(912,384)
Realized gain distributions		2,046,013	206,732
Net change in unrealized appreciation (depreciation)		(68,667)	1,468,577

Increase (decrease) in net assets from operations		2,221,824	1,124,196

Contract owner transactions:
Proceeds from units sold		19,601,605	1,397,998
Cost of units redeemed		(10,695,724)	(10,742,232)
Account charges		(7,224)	(9,600)
Increase (decrease)		8,898,657	(9,353,834)
Net increase (decrease)		11,120,481	(8,229,638)
Net assets, beginning		12,050,629	20,280,267
Net assets, ending		$23,171,110	$12,050,629

Units sold		13,462,042	1,104,239
Units redeemed		(7,079,756)	(7,859,824)
Net increase (decrease)		6,382,286	(6,755,585)
Units outstanding, beginning		8,522,085	15,277,670
Units outstanding, ending		14,904,371	8,522,085

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$66,715,390
Cost of units redeemed/account charges			(47,853,203)
Net investment income (loss)			3,468,180
Net realized gain (loss)			(3,913,069)
Realized gain distributions			5,760,665
Net change in unrealized appreciation (depreciation)			(1,006,853)
Net assets			$23,171,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	14,904	$23,171	1.25%	9.9%	12/31/2025	$1.59	0	$0	1.00%	10.2%	12/31/2025	$1.63	0	$0	0.75%	10.5%
12/31/2024	1.41	8,522	12,051	1.25%	6.5%	12/31/2024	1.44	0	0	1.00%	6.8%	12/31/2024	1.47	0	0	0.75%	7.1%
12/31/2023	1.33	15,278	20,280	1.25%	10.0%	12/31/2023	1.35	0	0	1.00%	10.3%	12/31/2023	1.38	0	0	0.75%	10.6%
12/31/2022	1.21	16,017	19,329	1.25%	-13.9%	12/31/2022	1.23	0	0	1.00%	-13.7%	12/31/2022	1.24	0	0	0.75%	-13.5%
12/31/2021	1.40	22,932	32,143	1.25%	7.8%	12/31/2021	1.42	0	0	1.00%	8.1%	12/31/2021	1.44	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	10.8%	12/31/2025	$1.70	0	$0	0.25%	11.0%	12/31/2025	$1.74	0	$0	0.00%	11.3%
12/31/2024	1.50	0	0	0.50%	7.3%	12/31/2024	1.53	0	0	0.25%	7.6%	12/31/2024	1.56	0	0	0.00%	7.9%
12/31/2023	1.40	0	0	0.50%	10.8%	12/31/2023	1.42	0	0	0.25%	11.1%	12/31/2023	1.45	0	0	0.00%	11.4%
12/31/2022	1.26	0	0	0.50%	-13.3%	12/31/2022	1.28	0	0	0.25%	-13.0%	12/31/2022	1.30	0	0	0.00%	-12.8%
12/31/2021	1.46	0	0	0.50%	8.6%	12/31/2021	1.47	0	0	0.25%	8.9%	12/31/2021	1.49	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.9%
2024	3.5%
2023	3.6%
2022	3.3%
2021	6.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,464	$348,949	62,718
Receivables: investments sold	1,522
Payables: investments purchased	-
Net assets	$354,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,986	221,841	$1.60
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.71
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$354,986	221,841

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,200
Mortality & expense charges			(15,503)
Net investment income (loss)			9,697

Gain (loss) on investments:
Net realized gain (loss)			45,456
Realized gain distributions			10,422
Net change in unrealized appreciation (depreciation)			54,757
Net gain (loss)			110,635

Increase (decrease) in net assets from operations			$120,332

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,697	$15,881
Net realized gain (loss)		45,456	(8,213)
Realized gain distributions		10,422	57,741
Net change in unrealized appreciation (depreciation)		54,757	8,909

Increase (decrease) in net assets from operations		120,332	74,318

Contract owner transactions:
Proceeds from units sold		96,291	245,936
Cost of units redeemed		(1,123,950)	(70,142)
Account charges		(914)	(689)
Increase (decrease)		(1,028,573)	175,105
Net increase (decrease)		(908,241)	249,423
Net assets, beginning		1,263,227	1,013,804
Net assets, ending		$354,986	$1,263,227

Units sold		63,059	234,967
Units redeemed		(706,651)	(111,149)
Net increase (decrease)		(643,592)	123,818
Units outstanding, beginning		865,433	741,615
Units outstanding, ending		221,841	865,433

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,622,518
Cost of units redeemed/account charges			(2,706,595)
Net investment income (loss)			80,159
Net realized gain (loss)			(8,196)
Realized gain distributions			362,585
Net change in unrealized appreciation (depreciation)			4,515
Net assets			$354,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	222	$355	1.25%	9.6%	12/31/2025	$1.64	0	$0	1.00%	9.9%	12/31/2025	$1.67	0	$0	0.75%	10.2%
12/31/2024	1.46	865	1,263	1.25%	6.8%	12/31/2024	1.49	0	0	1.00%	7.0%	12/31/2024	1.52	0	0	0.75%	7.3%
12/31/2023	1.37	742	1,014	1.25%	9.6%	12/31/2023	1.39	0	0	1.00%	9.9%	12/31/2023	1.42	0	0	0.75%	10.2%
12/31/2022	1.25	756	943	1.25%	-13.8%	12/31/2022	1.27	0	0	1.00%	-13.6%	12/31/2022	1.29	0	0	0.75%	-13.4%
12/31/2021	1.45	804	1,163	1.25%	8.4%	12/31/2021	1.46	0	0	1.00%	8.7%	12/31/2021	1.48	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	0.50%	10.5%	12/31/2025	$1.75	0	$0	0.25%	10.7%	12/31/2025	$1.79	0	$0	0.00%	11.0%
12/31/2024	1.55	0	0	0.50%	7.6%	12/31/2024	1.58	0	0	0.25%	7.9%	12/31/2024	1.61	0	0	0.00%	8.1%
12/31/2023	1.44	0	0	0.50%	10.4%	12/31/2023	1.47	0	0	0.25%	10.7%	12/31/2023	1.49	0	0	0.00%	11.0%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.7%
2023	2.9%
2022	2.4%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,302,093	$1,357,282	124,410
Receivables: investments sold	10,440
Payables: investments purchased	-
Net assets	$1,312,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,312,533	1,134,065	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$1,312,533	1,134,065

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,468
Mortality & expense charges			(16,891)
Net investment income (loss)			41,577

Gain (loss) on investments:
Net realized gain (loss)			(14,389)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,301
Net gain (loss)			33,912

Increase (decrease) in net assets from operations			$75,489

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,577	$16,646
Net realized gain (loss)		(14,389)	(10,700)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,301	2,555

Increase (decrease) in net assets from operations		75,489	8,501

Contract owner transactions:
Proceeds from units sold		222,969	307,459
Cost of units redeemed		(387,239)	(129,308)
Account charges		(700)	(739)
Increase (decrease)		(164,970)	177,412
Net increase (decrease)		(89,481)	185,913
Net assets, beginning		1,402,014	1,216,101
Net assets, ending		$1,312,533	$1,402,014

Units sold		195,620	290,362
Units redeemed		(341,127)	(128,126)
Net increase (decrease)		(145,507)	162,236
Units outstanding, beginning		1,279,572	1,117,336
Units outstanding, ending		1,134,065	1,279,572

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,787,444
Cost of units redeemed/account charges			(1,491,440)
Net investment income (loss)			171,144
Net realized gain (loss)			(99,426)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(55,189)
Net assets			$1,312,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	1,134	$1,313	1.25%	5.6%	12/31/2025	$1.18	0	$0	1.00%	5.9%	12/31/2025	$1.20	0	$0	0.75%	6.2%
12/31/2024	1.10	1,280	1,402	1.25%	0.7%	12/31/2024	1.11	0	0	1.00%	0.9%	12/31/2024	1.13	0	0	0.75%	1.2%
12/31/2023	1.09	1,117	1,216	1.25%	2.1%	12/31/2023	1.10	0	0	1.00%	2.4%	12/31/2023	1.12	0	0	0.75%	2.7%
12/31/2022	1.07	1,044	1,112	1.25%	-13.3%	12/31/2022	1.08	0	0	1.00%	-13.1%	12/31/2022	1.09	0	0	0.75%	-12.8%
12/31/2021	1.23	250	307	1.25%	5.3%	12/31/2021	1.24	0	0	1.00%	5.6%	12/31/2021	1.25	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	6.4%	12/31/2025	$1.24	0	$0	0.25%	6.7%	12/31/2025	$1.27	0	$0	0.00%	7.0%
12/31/2024	1.15	0	0	0.50%	1.4%	12/31/2024	1.17	0	0	0.25%	1.7%	12/31/2024	1.18	0	0	0.00%	1.9%
12/31/2023	1.13	0	0	0.50%	2.9%	12/31/2023	1.15	0	0	0.25%	3.2%	12/31/2023	1.16	0	0	0.00%	3.4%
12/31/2022	1.10	0	0	0.50%	-12.6%	12/31/2022	1.11	0	0	0.25%	-12.4%	12/31/2022	1.12	0	0	0.00%	-12.2%
12/31/2021	1.26	0	0	0.50%	6.1%	12/31/2021	1.27	0	0	0.25%	6.4%	12/31/2021	1.28	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	2.5%
2023	4.7%
2022	10.1%
2021	7.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,547,113	$2,324,574	299,089
Receivables: investments sold	1,126
Payables: investments purchased	-
Net assets	$2,548,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,548,239	563,431	$4.52
Band 100	-	-	4.78
Band 75	-	-	5.05
Band 50	-	-	5.34
Band 25	-	-	5.65
Band 0	-	-	6.07
Total	$2,548,239	563,431

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$44,797
Mortality & expense charges			(57,840)
Net investment income (loss)			(13,043)

Gain (loss) on investments:
Net realized gain (loss)			535,049
Realized gain distributions			125,273
Net change in unrealized appreciation (depreciation)			(2,694)
Net gain (loss)			657,628

Increase (decrease) in net assets from operations			$644,585

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,043)	$24,482
Net realized gain (loss)		535,049	(108,653)
Realized gain distributions		125,273	225,039
Net change in unrealized appreciation (depreciation)		(2,694)	344,870

Increase (decrease) in net assets from operations		644,585	485,738

Contract owner transactions:
Proceeds from units sold		577,947	358,448
Cost of units redeemed		(3,469,357)	(4,372,256)
Account charges		(2,257)	(3,788)
Increase (decrease)		(2,893,667)	(4,017,596)
Net increase (decrease)		(2,249,082)	(3,531,858)
Net assets, beginning		4,797,321	8,329,179
Net assets, ending		$2,548,239	$4,797,321

Units sold		139,244	94,473
Units redeemed		(789,158)	(1,233,220)
Net increase (decrease)		(649,914)	(1,138,747)
Units outstanding, beginning		1,213,345	2,352,092
Units outstanding, ending		563,431	1,213,345

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$108,885,997
Cost of units redeemed/account charges			(138,592,266)
Net investment income (loss)			(55,935)
Net realized gain (loss)			3,406,309
Realized gain distributions			28,681,595
Net change in unrealized appreciation (depreciation)			222,539
Net assets			$2,548,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.52	563	$2,548	1.25%	14.4%	12/31/2025	$4.78	0	$0	1.00%	14.7%	12/31/2025	$5.05	0	$0	0.75%	15.0%
12/31/2024	3.95	1,213	4,797	1.25%	11.7%	12/31/2024	4.17	0	0	1.00%	11.9%	12/31/2024	4.40	0	0	0.75%	12.2%
12/31/2023	3.54	2,352	8,329	1.25%	13.8%	12/31/2023	3.73	0	0	1.00%	14.1%	12/31/2023	3.92	0	0	0.75%	14.4%
12/31/2022	3.11	2,416	7,515	1.25%	-16.5%	12/31/2022	3.26	0	0	1.00%	-16.3%	12/31/2022	3.43	0	0	0.75%	-16.1%
12/31/2021	3.72	2,481	9,240	1.25%	13.5%	12/31/2021	3.90	0	0	1.00%	13.8%	12/31/2021	4.08	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.34	0	$0	0.50%	15.3%	12/31/2025	$5.65	0	$0	0.25%	15.5%	12/31/2025	$6.07	0	$0	0.00%	15.8%
12/31/2024	4.64	0	0	0.50%	12.5%	12/31/2024	4.89	0	0	0.25%	12.8%	12/31/2024	5.24	0	0	0.00%	13.1%
12/31/2023	4.12	0	0	0.50%	14.7%	12/31/2023	4.34	0	0	0.25%	15.0%	12/31/2023	4.64	0	0	0.00%	15.3%
12/31/2022	3.59	0	0	0.50%	-15.8%	12/31/2022	3.77	0	0	0.25%	-15.6%	12/31/2022	4.02	0	0	0.00%	-15.4%
12/31/2021	4.27	0	0	0.50%	14.4%	12/31/2021	4.47	0	0	0.25%	14.7%	12/31/2021	4.76	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.9%
2022	1.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,385	$251,108	45,717
Receivables: investments sold	-
Payables: investments purchased	(83)
Net assets	$258,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$258,302	96,004	$2.69
Band 100	-	-	2.84
Band 75	-	-	3.01
Band 50	-	-	3.18
Band 25	-	-	3.36
Band 0	-	-	3.61
Total	$258,302	96,004

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,502
Mortality & expense charges			(7,706)
Net investment income (loss)			3,796

Gain (loss) on investments:
Net realized gain (loss)			22,121
Realized gain distributions			7,613
Net change in unrealized appreciation (depreciation)			20,259
Net gain (loss)			49,993

Increase (decrease) in net assets from operations			$53,789

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,796	$7,599
Net realized gain (loss)		22,121	(52,551)
Realized gain distributions		7,613	39,163
Net change in unrealized appreciation (depreciation)		20,259	50,238

Increase (decrease) in net assets from operations		53,789	44,449

Contract owner transactions:
Proceeds from units sold		99,458	89,571
Cost of units redeemed		(750,705)	(965,305)
Account charges		(648)	(440)
Increase (decrease)		(651,895)	(876,174)
Net increase (decrease)		(598,106)	(831,725)
Net assets, beginning		856,408	1,688,133
Net assets, ending		$258,302	$856,408

Units sold		39,546	37,442
Units redeemed		(290,662)	(418,370)
Net increase (decrease)		(251,116)	(380,928)
Units outstanding, beginning		347,120	728,048
Units outstanding, ending		96,004	347,120

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$40,145,724
Cost of units redeemed/account charges			(45,049,875)
Net investment income (loss)			245,601
Net realized gain (loss)			433,149
Realized gain distributions			4,476,426
Net change in unrealized appreciation (depreciation)			7,277
Net assets			$258,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	96	$258	1.25%	9.1%	12/31/2025	$2.84	0	$0	1.00%	9.3%	12/31/2025	$3.01	0	$0	0.75%	9.6%
12/31/2024	2.47	347	856	1.25%	6.4%	12/31/2024	2.60	0	0	1.00%	6.7%	12/31/2024	2.74	0	0	0.75%	6.9%
12/31/2023	2.32	728	1,688	1.25%	9.2%	12/31/2023	2.44	0	0	1.00%	9.5%	12/31/2023	2.57	0	0	0.75%	9.8%
12/31/2022	2.12	746	1,583	1.25%	-14.1%	12/31/2022	2.23	0	0	1.00%	-13.9%	12/31/2022	2.34	0	0	0.75%	-13.7%
12/31/2021	2.47	796	1,968	1.25%	8.0%	12/31/2021	2.59	0	0	1.00%	8.3%	12/31/2021	2.71	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.18	0	$0	0.50%	9.9%	12/31/2025	$3.36	0	$0	0.25%	10.1%	12/31/2025	$3.61	0	$0	0.00%	10.4%
12/31/2024	2.89	0	0	0.50%	7.2%	12/31/2024	3.05	0	0	0.25%	7.5%	12/31/2024	3.27	0	0	0.00%	7.7%
12/31/2023	2.70	0	0	0.50%	10.1%	12/31/2023	2.84	0	0	0.25%	10.3%	12/31/2023	3.04	0	0	0.00%	10.6%
12/31/2022	2.45	0	0	0.50%	-13.4%	12/31/2022	2.57	0	0	0.25%	-13.2%	12/31/2022	2.75	0	0	0.00%	-13.0%
12/31/2021	2.83	0	0	0.50%	8.8%	12/31/2021	2.97	0	0	0.25%	9.1%	12/31/2021	3.16	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	1.4%
2023	2.5%
2022	2.1%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund Investor Class - 06-490

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,975,580	$2,789,023	439,060
Receivables: investments sold	1,247
Payables: investments purchased	-
Net assets	$2,976,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,976,827	810,390	$3.67
Band 100	-	-	3.88
Band 75	-	-	4.11
Band 50	-	-	4.34
Band 25	-	-	4.59
Band 0	-	-	4.93
Total	$2,976,827	810,390

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$81,520
Mortality & expense charges			(57,854)
Net investment income (loss)			23,666

Gain (loss) on investments:
Net realized gain (loss)			440,673
Realized gain distributions			134,331
Net change in unrealized appreciation (depreciation)			(43,840)
Net gain (loss)			531,164

Increase (decrease) in net assets from operations			$554,830

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,666	$50,754
Net realized gain (loss)		440,673	(135,246)
Realized gain distributions		134,331	180,623
Net change in unrealized appreciation (depreciation)		(43,840)	284,242

Increase (decrease) in net assets from operations		554,830	380,373

Contract owner transactions:
Proceeds from units sold		984,275	871,950
Cost of units redeemed		(3,975,844)	(7,008,041)
Account charges		(5,156)	(4,409)
Increase (decrease)		(2,996,725)	(6,140,500)
Net increase (decrease)		(2,441,895)	(5,760,127)
Net assets, beginning		5,418,722	11,178,849
Net assets, ending		$2,976,827	$5,418,722

Units sold		288,331	279,366
Units redeemed		(1,133,497)	(2,350,175)
Net increase (decrease)		(845,166)	(2,070,809)
Units outstanding, beginning		1,655,556	3,726,365
Units outstanding, ending		810,390	1,655,556

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$235,914,831
Cost of units redeemed/account charges			(278,789,271)
Net investment income (loss)			1,019,668
Net realized gain (loss)			891,335
Realized gain distributions			43,753,707
Net change in unrealized appreciation (depreciation)			186,557
Net assets			$2,976,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	810	$2,977	1.25%	12.2%	12/31/2025	$3.88	0	$0	1.00%	12.5%	12/31/2025	$4.11	0	$0	0.75%	12.8%
12/31/2024	3.27	1,656	5,419	1.25%	9.1%	12/31/2024	3.45	0	0	1.00%	9.4%	12/31/2024	3.64	0	0	0.75%	9.7%
12/31/2023	3.00	3,726	11,179	1.25%	11.7%	12/31/2023	3.16	0	0	1.00%	12.0%	12/31/2023	3.32	0	0	0.75%	12.3%
12/31/2022	2.69	3,725	10,006	1.25%	-15.7%	12/31/2022	2.82	0	0	1.00%	-15.5%	12/31/2022	2.96	0	0	0.75%	-15.3%
12/31/2021	3.19	3,817	12,165	1.25%	10.8%	12/31/2021	3.34	0	0	1.00%	11.1%	12/31/2021	3.49	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.34	0	$0	0.50%	13.1%	12/31/2025	$4.59	0	$0	0.25%	13.4%	12/31/2025	$4.93	0	$0	0.00%	13.6%
12/31/2024	3.84	0	0	0.50%	9.9%	12/31/2024	4.05	0	0	0.25%	10.2%	12/31/2024	4.34	0	0	0.00%	10.5%
12/31/2023	3.49	0	0	0.50%	12.5%	12/31/2023	3.67	0	0	0.25%	12.8%	12/31/2023	3.93	0	0	0.00%	13.1%
12/31/2022	3.10	0	0	0.50%	-15.1%	12/31/2022	3.26	0	0	0.25%	-14.9%	12/31/2022	3.47	0	0	0.00%	-14.7%
12/31/2021	3.65	0	0	0.50%	11.7%	12/31/2021	3.83	0	0	0.25%	12.0%	12/31/2021	4.07	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.4%
2023	2.1%
2022	1.3%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opp Fund Investor Class - 06-3VG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(290)
Net realized gain (loss)		-	(9,132)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	9,858

Increase (decrease) in net assets from operations		-	436

Contract owner transactions:
Proceeds from units sold		-	5,276
Cost of units redeemed		(1)	(36,078)
Account charges		-	(131)
Increase (decrease)		(1)	(30,933)
Net increase (decrease)		(1)	(30,497)
Net assets, beginning		1	30,498
Net assets, ending		$-	$1

Units sold		-	4,544
Units redeemed		(1)	(31,437)
Net increase (decrease)		(1)	(26,893)
Units outstanding, beginning		1	26,894
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,712
Cost of units redeemed/account charges			(36,616)
Net investment income (loss)			(1,077)
Net realized gain (loss)			(9,489)
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	1.25%	28.0%	12/31/2025	$1.48	0	$0	1.00%	28.3%	12/31/2025	$1.50	0	$0	0.75%	28.7%
12/31/2024	1.13	0	0	1.25%	0.0%	12/31/2024	1.15	0	0	1.00%	0.3%	12/31/2024	1.17	0	0	0.75%	0.5%
12/31/2023	1.13	27	30	1.25%	7.3%	12/31/2023	1.15	0	0	1.00%	7.5%	12/31/2023	1.16	0	0	0.75%	7.8%
12/31/2022	1.06	23	25	1.25%	-31.1%	12/31/2022	1.07	0	0	1.00%	-30.9%	12/31/2022	1.08	0	0	0.75%	-30.7%
12/31/2021	1.53	20	31	1.25%	4.1%	12/31/2021	1.54	0	0	1.00%	4.4%	12/31/2021	1.56	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	29.0%	12/31/2025	$1.56	0	$0	0.25%	29.3%	12/31/2025	$1.58	0	$0	0.00%	29.6%
12/31/2024	1.19	0	0	0.50%	0.8%	12/31/2024	1.20	0	0	0.25%	1.1%	12/31/2024	1.22	0	0	0.00%	1.3%
12/31/2023	1.18	0	0	0.50%	8.1%	12/31/2023	1.19	0	0	0.25%	8.4%	12/31/2023	1.20	0	0	0.00%	8.6%
12/31/2022	1.09	0	0	0.50%	-30.5%	12/31/2022	1.10	0	0	0.25%	-30.4%	12/31/2022	1.11	0	0	0.00%	-30.2%
12/31/2021	1.57	0	0	0.50%	4.9%	12/31/2021	1.58	0	0	0.25%	5.1%	12/31/2021	1.59	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.2%
2022	0.0%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opportunities Fund A Class - 06-3VH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62	$55	5
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$62

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62	43	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$62	43

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(326)
Net investment income (loss)			(326)

Gain (loss) on investments:
Net realized gain (loss)			5,819
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,239
Net gain (loss)			9,058

Increase (decrease) in net assets from operations			$8,732

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(326)	$(426)
Net realized gain (loss)		5,819	(201)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,239	524

Increase (decrease) in net assets from operations		8,732	(103)

Contract owner transactions:
Proceeds from units sold		126	3,582
Cost of units redeemed		(44,497)	(1,525)
Account charges		(40)	-
Increase (decrease)		(44,411)	2,057
Net increase (decrease)		(35,679)	1,954
Net assets, beginning		35,741	33,787
Net assets, ending		$62	$35,741

Units sold		101	3,177
Units redeemed		(32,037)	(1,351)
Net increase (decrease)		(31,936)	1,826
Units outstanding, beginning		31,979	30,153
Units outstanding, ending		43	31,979

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$65,651
Cost of units redeemed/account charges			(78,115)
Net investment income (loss)			(2,975)
Net realized gain (loss)			5,528
Realized gain distributions			9,966
Net change in unrealized appreciation (depreciation)			7
Net assets			$62

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	27.8%	12/31/2025	$1.45	0	$0	1.00%	28.1%	12/31/2025	$1.48	0	$0	0.75%	28.4%
12/31/2024	1.12	32	36	1.25%	-0.3%	12/31/2024	1.13	0	0	1.00%	0.0%	12/31/2024	1.15	0	0	0.75%	0.2%
12/31/2023	1.12	30	34	1.25%	7.0%	12/31/2023	1.13	0	0	1.00%	7.3%	12/31/2023	1.15	0	0	0.75%	7.6%
12/31/2022	1.05	40	42	1.25%	-31.2%	12/31/2022	1.06	0	0	1.00%	-31.1%	12/31/2022	1.07	0	0	0.75%	-30.9%
12/31/2021	1.52	38	58	1.25%	3.9%	12/31/2021	1.53	0	0	1.00%	4.2%	12/31/2021	1.54	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	28.7%	12/31/2025	$1.53	0	$0	0.25%	29.1%	12/31/2025	$1.56	0	$0	0.00%	29.4%
12/31/2024	1.17	0	0	0.50%	0.5%	12/31/2024	1.19	0	0	0.25%	0.8%	12/31/2024	1.20	0	0	0.00%	1.0%
12/31/2023	1.16	0	0	0.50%	7.8%	12/31/2023	1.18	0	0	0.25%	8.1%	12/31/2023	1.19	0	0	0.00%	8.4%
12/31/2022	1.08	0	0	0.50%	-30.7%	12/31/2022	1.09	0	0	0.25%	-30.6%	12/31/2022	1.10	0	0	0.00%	-30.4%
12/31/2021	1.56	0	0	0.50%	4.7%	12/31/2021	1.57	0	0	0.25%	4.9%	12/31/2021	1.58	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd Pls InRet R6 Class - 06-66W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(43)
Net realized gain (loss)		-	472
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(239)

Increase (decrease) in net assets from operations		-	190

Contract owner transactions:
Proceeds from units sold		-	1,715
Cost of units redeemed		-	(9,376)
Account charges		-	(92)
Increase (decrease)		-	(7,753)
Net increase (decrease)		-	(7,563)
Net assets, beginning		-	7,563
Net assets, ending		$-	$-

Units sold		-	1,816
Units redeemed		-	(9,863)
Net increase (decrease)		-	(8,047)
Units outstanding, beginning		-	8,047
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,183
Cost of units redeemed/account charges			(16,664)
Net investment income (loss)			75
Net realized gain (loss)			406
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	1.25%	10.6%	12/31/2025	$1.11	0	$0	1.00%	10.9%	12/31/2025	$1.12	0	$0	0.75%	11.2%
12/31/2024	1.00	0	0	1.25%	5.9%	12/31/2024	1.00	0	0	1.00%	6.2%	12/31/2024	1.01	0	0	0.75%	6.4%
12/31/2023	0.94	8	8	1.25%	9.8%	12/31/2023	0.94	0	0	1.00%	10.1%	12/31/2023	0.95	0	0	0.75%	10.4%
12/31/2022	0.86	1	1	1.25%	-14.0%	12/31/2022	0.86	0	0	1.00%	-13.7%	12/31/2022	0.86	0	0	0.75%	-13.5%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	11.5%	12/31/2025	$1.15	0	$0	0.25%	11.7%	12/31/2025	$1.16	0	$0	0.00%	12.0%
12/31/2024	1.02	0	0	0.50%	6.7%	12/31/2024	1.03	0	0	0.25%	7.0%	12/31/2024	1.03	0	0	0.00%	7.2%
12/31/2023	0.95	0	0	0.50%	10.6%	12/31/2023	0.96	0	0	0.25%	10.9%	12/31/2023	0.96	0	0	0.00%	11.2%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.87	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	4.4%
2022	6.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2025 R6 Class - 06-66X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,905	$208,384	21,076
Receivables: investments sold	-
Payables: investments purchased	(288)
Net assets	$223,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,617	199,384	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$223,617	199,384

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,164
Mortality & expense charges			(2,229)
Net investment income (loss)			4,935

Gain (loss) on investments:
Net realized gain (loss)			487
Realized gain distributions			3,421
Net change in unrealized appreciation (depreciation)			11,611
Net gain (loss)			15,519

Increase (decrease) in net assets from operations			$20,454

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,935	$3,337
Net realized gain (loss)		487	1,957
Realized gain distributions		3,421	790
Net change in unrealized appreciation (depreciation)		11,611	900

Increase (decrease) in net assets from operations		20,454	6,984

Contract owner transactions:
Proceeds from units sold		66,679	70,328
Cost of units redeemed		-	(13,711)
Account charges		(1,327)	(883)
Increase (decrease)		65,352	55,734
Net increase (decrease)		85,806	62,718
Net assets, beginning		137,811	75,093
Net assets, ending		$223,617	$137,811

Units sold		67,991	71,934
Units redeemed		(6,180)	(14,310)
Net increase (decrease)		61,811	57,624
Units outstanding, beginning		137,573	79,949
Units outstanding, ending		199,384	137,573

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$207,871
Cost of units redeemed/account charges			(16,305)
Net investment income (loss)			9,863
Net realized gain (loss)			2,436
Realized gain distributions			4,231
Net change in unrealized appreciation (depreciation)			15,521
Net assets			$223,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	199	$224	1.25%	12.0%	12/31/2025	$1.13	0	$0	1.00%	12.2%	12/31/2025	$1.14	0	$0	0.75%	12.5%
12/31/2024	1.00	138	138	1.25%	6.7%	12/31/2024	1.01	0	0	1.00%	6.9%	12/31/2024	1.02	0	0	0.75%	7.2%
12/31/2023	0.94	80	75	1.25%	10.6%	12/31/2023	0.94	0	0	1.00%	10.9%	12/31/2023	0.95	0	0	0.75%	11.2%
12/31/2022	0.85	8	7	1.25%	-14.5%	12/31/2022	0.85	0	0	1.00%	-14.3%	12/31/2022	0.85	0	0	0.75%	-14.1%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	12.8%	12/31/2025	$1.17	0	$0	0.25%	13.1%	12/31/2025	$1.18	0	$0	0.00%	13.4%
12/31/2024	1.03	0	0	0.50%	7.5%	12/31/2024	1.03	0	0	0.25%	7.7%	12/31/2024	1.04	0	0	0.00%	8.0%
12/31/2023	0.95	0	0	0.50%	11.5%	12/31/2023	0.96	0	0	0.25%	11.8%	12/31/2023	0.96	0	0	0.00%	12.0%
12/31/2022	0.86	0	0	0.50%	-13.8%	12/31/2022	0.86	0	0	0.25%	-13.6%	12/31/2022	0.86	0	0	0.00%	-13.4%
12/31/2021	0.99	0	0	0.50%	-0.6%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.5%
2023	4.6%
2022	6.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2030 R6 Class - 06-66Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,961	$96,052	9,555
Receivables: investments sold	-
Payables: investments purchased	(135)
Net assets	$104,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,826	92,040	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$104,826	92,040

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,228
Mortality & expense charges			(1,007)
Net investment income (loss)			2,221

Gain (loss) on investments:
Net realized gain (loss)			311
Realized gain distributions			1,273
Net change in unrealized appreciation (depreciation)			6,202
Net gain (loss)			7,786

Increase (decrease) in net assets from operations			$10,007

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,221	$1,237
Net realized gain (loss)		311	726
Realized gain distributions		1,273	116
Net change in unrealized appreciation (depreciation)		6,202	1,125

Increase (decrease) in net assets from operations		10,007	3,204

Contract owner transactions:
Proceeds from units sold		35,568	28,753
Cost of units redeemed		-	(4,842)
Account charges		(605)	(403)
Increase (decrease)		34,963	23,508
Net increase (decrease)		44,970	26,712
Net assets, beginning		59,856	33,144
Net assets, ending		$104,826	$59,856

Units sold		35,791	29,220
Units redeemed		(3,107)	(5,163)
Net increase (decrease)		32,684	24,057
Units outstanding, beginning		59,356	35,299
Units outstanding, ending		92,040	59,356

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$95,376
Cost of units redeemed/account charges			(6,028)
Net investment income (loss)			4,115
Net realized gain (loss)			1,034
Realized gain distributions			1,420
Net change in unrealized appreciation (depreciation)			8,909
Net assets			$104,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	92	$105	1.25%	12.9%	12/31/2025	$1.15	0	$0	1.00%	13.2%	12/31/2025	$1.16	0	$0	0.75%	13.5%
12/31/2024	1.01	59	60	1.25%	7.4%	12/31/2024	1.02	0	0	1.00%	7.7%	12/31/2024	1.02	0	0	0.75%	7.9%
12/31/2023	0.94	35	33	1.25%	11.8%	12/31/2023	0.94	0	0	1.00%	12.1%	12/31/2023	0.95	0	0	0.75%	12.4%
12/31/2022	0.84	5	4	1.25%	-15.3%	12/31/2022	0.84	0	0	1.00%	-15.1%	12/31/2022	0.84	0	0	0.75%	-14.9%
12/31/2021	0.99	0	0	1.25%	-0.9%	12/31/2021	0.99	0	0	1.00%	-0.8%	12/31/2021	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	13.8%	12/31/2025	$1.19	0	$0	0.25%	14.1%	12/31/2025	$1.20	0	$0	0.00%	14.4%
12/31/2024	1.03	0	0	0.50%	8.2%	12/31/2024	1.04	0	0	0.25%	8.5%	12/31/2024	1.05	0	0	0.00%	8.8%
12/31/2023	0.95	0	0	0.50%	12.7%	12/31/2023	0.96	0	0	0.25%	13.0%	12/31/2023	0.96	0	0	0.00%	13.2%
12/31/2022	0.85	0	0	0.50%	-14.7%	12/31/2022	0.85	0	0	0.25%	-14.5%	12/31/2022	0.85	0	0	0.00%	-14.3%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.7%	12/31/2021	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.0%
2023	4.2%
2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2035 R6 Class - 06-67C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,707	$68,383	6,502
Receivables: investments sold	-
Payables: investments purchased	(95)
Net assets	$73,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,612	63,244	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$73,612	63,244

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,409
Mortality & expense charges			(771)
Net investment income (loss)			1,638

Gain (loss) on investments:
Net realized gain (loss)			1,393
Realized gain distributions			960
Net change in unrealized appreciation (depreciation)			4,558
Net gain (loss)			6,911

Increase (decrease) in net assets from operations			$8,549

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,638	$739
Net realized gain (loss)		1,393	3,202
Realized gain distributions		960	-
Net change in unrealized appreciation (depreciation)		4,558	(303)

Increase (decrease) in net assets from operations		8,549	3,638

Contract owner transactions:
Proceeds from units sold		30,742	43,095
Cost of units redeemed		(9,592)	(24,449)
Account charges		(452)	(337)
Increase (decrease)		20,698	18,309
Net increase (decrease)		29,247	21,947
Net assets, beginning		44,365	22,418
Net assets, ending		$73,612	$44,365

Units sold		30,984	44,082
Units redeemed		(11,321)	(24,502)
Net increase (decrease)		19,663	19,580
Units outstanding, beginning		43,581	24,001
Units outstanding, ending		63,244	43,581

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$127,012
Cost of units redeemed/account charges			(67,185)
Net investment income (loss)			2,837
Net realized gain (loss)			4,642
Realized gain distributions			982
Net change in unrealized appreciation (depreciation)			5,324
Net assets			$73,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	63	$74	1.25%	14.3%	12/31/2025	$1.18	0	$0	1.00%	14.6%	12/31/2025	$1.19	0	$0	0.75%	14.9%
12/31/2024	1.02	44	44	1.25%	9.0%	12/31/2024	1.03	0	0	1.00%	9.3%	12/31/2024	1.03	0	0	0.75%	9.5%
12/31/2023	0.93	24	22	1.25%	12.8%	12/31/2023	0.94	0	0	1.00%	13.1%	12/31/2023	0.94	0	0	0.75%	13.4%
12/31/2022	0.83	3	2	1.25%	-16.3%	12/31/2022	0.83	0	0	1.00%	-16.1%	12/31/2022	0.83	0	0	0.75%	-15.9%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.1%	12/31/2021	0.99	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	15.2%	12/31/2025	$1.21	0	$0	0.25%	15.5%	12/31/2025	$1.23	0	$0	0.00%	15.8%
12/31/2024	1.04	0	0	0.50%	9.8%	12/31/2024	1.05	0	0	0.25%	10.1%	12/31/2024	1.06	0	0	0.00%	10.4%
12/31/2023	0.95	0	0	0.50%	13.7%	12/31/2023	0.95	0	0	0.25%	14.0%	12/31/2023	0.96	0	0	0.00%	14.3%
12/31/2022	0.83	0	0	0.50%	-15.6%	12/31/2022	0.84	0	0	0.25%	-15.4%	12/31/2022	0.84	0	0	0.00%	-15.2%
12/31/2021	0.99	0	0	0.50%	-1.0%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.8%
2023	4.4%
2022	5.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2040 R6 Class - 06-67F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,437	$116,470	11,984
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$139,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,258	116,702	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$139,258	116,702

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,915
Mortality & expense charges			(2,968)
Net investment income (loss)			947

Gain (loss) on investments:
Net realized gain (loss)			39,769
Realized gain distributions			1,537
Net change in unrealized appreciation (depreciation)			(4,827)
Net gain (loss)			36,479

Increase (decrease) in net assets from operations			$37,426

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$947	$4,261
Net realized gain (loss)		39,769	4,856
Realized gain distributions		1,537	2,918
Net change in unrealized appreciation (depreciation)		(4,827)	12,994

Increase (decrease) in net assets from operations		37,426	25,029

Contract owner transactions:
Proceeds from units sold		23,220	39,533
Cost of units redeemed		(176,785)	(25,141)
Account charges		(1,429)	(1,813)
Increase (decrease)		(154,994)	12,579
Net increase (decrease)		(117,568)	37,608
Net assets, beginning		256,826	219,218
Net assets, ending		$139,258	$256,826

Units sold		22,867	40,156
Units redeemed		(155,318)	(25,979)
Net increase (decrease)		(132,451)	14,177
Units outstanding, beginning		249,153	234,976
Units outstanding, ending		116,702	249,153

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$264,923
Cost of units redeemed/account charges			(206,381)
Net investment income (loss)			8,606
Net realized gain (loss)			44,680
Realized gain distributions			4,463
Net change in unrealized appreciation (depreciation)			22,967
Net assets			$139,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	117	$139	1.25%	15.8%	12/31/2025	$1.21	0	$0	1.00%	16.1%	12/31/2025	$1.22	0	$0	0.75%	16.3%
12/31/2024	1.03	249	257	1.25%	10.5%	12/31/2024	1.04	0	0	1.00%	10.8%	12/31/2024	1.05	0	0	0.75%	11.0%
12/31/2023	0.93	235	219	1.25%	13.7%	12/31/2023	0.94	0	0	1.00%	14.0%	12/31/2023	0.94	0	0	0.75%	14.3%
12/31/2022	0.82	1	1	1.25%	-16.9%	12/31/2022	0.82	0	0	1.00%	-16.7%	12/31/2022	0.82	0	0	0.75%	-16.5%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.2%	12/31/2021	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	16.6%	12/31/2025	$1.24	0	$0	0.25%	16.9%	12/31/2025	$1.26	0	$0	0.00%	17.2%
12/31/2024	1.06	0	0	0.50%	11.3%	12/31/2024	1.06	0	0	0.25%	11.6%	12/31/2024	1.07	0	0	0.00%	11.9%
12/31/2023	0.95	0	0	0.50%	14.6%	12/31/2023	0.95	0	0	0.25%	14.9%	12/31/2023	0.96	0	0	0.00%	15.1%
12/31/2022	0.83	0	0	0.50%	-16.3%	12/31/2022	0.83	0	0	0.25%	-16.1%	12/31/2022	0.83	0	0	0.00%	-15.9%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	3.1%
2023	4.5%
2022	4.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2045 R6 Class - 06-67G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$656,490	$566,909	55,050
Receivables: investments sold	-
Payables: investments purchased	(843)
Net assets	$655,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$655,647	536,237	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$655,647	536,237

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,859
Mortality & expense charges			(6,094)
Net investment income (loss)			11,765

Gain (loss) on investments:
Net realized gain (loss)			8,677
Realized gain distributions			8,955
Net change in unrealized appreciation (depreciation)			46,967
Net gain (loss)			64,599

Increase (decrease) in net assets from operations			$76,364

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,765	$6,145
Net realized gain (loss)		8,677	721
Realized gain distributions		8,955	6,894
Net change in unrealized appreciation (depreciation)		46,967	23,641

Increase (decrease) in net assets from operations		76,364	37,401

Contract owner transactions:
Proceeds from units sold		247,989	75,103
Cost of units redeemed		(57,019)	24
Account charges		(3,818)	(2,500)
Increase (decrease)		187,152	72,627
Net increase (decrease)		263,516	110,028
Net assets, beginning		392,131	282,103
Net assets, ending		$655,647	$392,131

Units sold		228,584	75,075
Units redeemed		(67,393)	(2,455)
Net increase (decrease)		161,191	72,620
Units outstanding, beginning		375,046	302,426
Units outstanding, ending		536,237	375,046

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$588,002
Cost of units redeemed/account charges			(70,392)
Net investment income (loss)			22,092
Net realized gain (loss)			9,825
Realized gain distributions			16,539
Net change in unrealized appreciation (depreciation)			89,581
Net assets			$655,647

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	536	$656	1.25%	16.9%	12/31/2025	$1.24	0	$0	1.00%	17.2%	12/31/2025	$1.25	0	$0	0.75%	17.5%
12/31/2024	1.05	375	392	1.25%	12.1%	12/31/2024	1.05	0	0	1.00%	12.4%	12/31/2024	1.06	0	0	0.75%	12.7%
12/31/2023	0.93	302	282	1.25%	14.4%	12/31/2023	0.94	0	0	1.00%	14.7%	12/31/2023	0.94	0	0	0.75%	15.0%
12/31/2022	0.82	10	8	1.25%	-17.3%	12/31/2022	0.82	0	0	1.00%	-17.1%	12/31/2022	0.82	0	0	0.75%	-16.9%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	17.8%	12/31/2025	$1.27	0	$0	0.25%	18.1%	12/31/2025	$1.29	0	$0	0.00%	18.4%
12/31/2024	1.07	0	0	0.50%	12.9%	12/31/2024	1.08	0	0	0.25%	13.2%	12/31/2024	1.09	0	0	0.00%	13.5%
12/31/2023	0.95	0	0	0.50%	15.3%	12/31/2023	0.95	0	0	0.25%	15.6%	12/31/2023	0.96	0	0	0.00%	15.9%
12/31/2022	0.82	0	0	0.50%	-16.7%	12/31/2022	0.82	0	0	0.25%	-16.5%	12/31/2022	0.83	0	0	0.00%	-16.2%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	3.1%
2023	4.3%
2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2050 R6 Class - 06-67H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,711	$122,369	10,892
Receivables: investments sold	-
Payables: investments purchased	(186)
Net assets	$134,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,525	107,724	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$134,525	107,724

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,480
Mortality & expense charges			(1,185)
Net investment income (loss)			2,295

Gain (loss) on investments:
Net realized gain (loss)			4,349
Realized gain distributions			1,864
Net change in unrealized appreciation (depreciation)			7,301
Net gain (loss)			13,514

Increase (decrease) in net assets from operations			$15,809

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,295	$1,041
Net realized gain (loss)		4,349	1,267
Realized gain distributions		1,864	632
Net change in unrealized appreciation (depreciation)		7,301	2,982

Increase (decrease) in net assets from operations		15,809	5,922

Contract owner transactions:
Proceeds from units sold		76,870	35,323
Cost of units redeemed		(26,893)	(7,802)
Account charges		(832)	(402)
Increase (decrease)		49,145	27,119
Net increase (decrease)		64,954	33,041
Net assets, beginning		69,571	36,530
Net assets, ending		$134,525	$69,571

Units sold		69,016	34,759
Units redeemed		(27,110)	(8,012)
Net increase (decrease)		41,906	26,747
Units outstanding, beginning		65,818	39,071
Units outstanding, ending		107,724	65,818

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$148,569
Cost of units redeemed/account charges			(38,693)
Net investment income (loss)			3,897
Net realized gain (loss)			5,749
Realized gain distributions			2,661
Net change in unrealized appreciation (depreciation)			12,342
Net assets			$134,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	108	$135	1.25%	18.1%	12/31/2025	$1.26	0	$0	1.00%	18.4%	12/31/2025	$1.27	0	$0	0.75%	18.7%
12/31/2024	1.06	66	70	1.25%	13.1%	12/31/2024	1.07	0	0	1.00%	13.3%	12/31/2024	1.07	0	0	0.75%	13.6%
12/31/2023	0.93	39	37	1.25%	15.1%	12/31/2023	0.94	0	0	1.00%	15.4%	12/31/2023	0.94	0	0	0.75%	15.7%
12/31/2022	0.81	3	2	1.25%	-17.5%	12/31/2022	0.81	0	0	1.00%	-17.3%	12/31/2022	0.82	0	0	0.75%	-17.1%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	19.0%	12/31/2025	$1.30	0	$0	0.25%	19.3%	12/31/2025	$1.31	0	$0	0.00%	19.6%
12/31/2024	1.08	0	0	0.50%	13.9%	12/31/2024	1.09	0	0	0.25%	14.2%	12/31/2024	1.10	0	0	0.00%	14.5%
12/31/2023	0.95	0	0	0.50%	15.9%	12/31/2023	0.95	0	0	0.25%	16.2%	12/31/2023	0.96	0	0	0.00%	16.5%
12/31/2022	0.82	0	0	0.50%	-16.9%	12/31/2022	0.82	0	0	0.25%	-16.7%	12/31/2022	0.82	0	0	0.00%	-16.4%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.4%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	3.2%
2023	3.9%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2055 R6 Class - 06-67J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,107	$3,150	245
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$3,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,103	2,451	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$3,103	2,451

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$70
Mortality & expense charges			(6)
Net investment income (loss)			64

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(43)
Net gain (loss)			(5)

Increase (decrease) in net assets from operations			$59

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64	$-
Net realized gain (loss)		-	-
Realized gain distributions		38	-
Net change in unrealized appreciation (depreciation)		(43)	-

Increase (decrease) in net assets from operations		59	-

Contract owner transactions:
Proceeds from units sold		3,051	-
Cost of units redeemed		(1)	-
Account charges		(6)	-
Increase (decrease)		3,044	-
Net increase (decrease)		3,103	-
Net assets, beginning		-	-
Net assets, ending		$3,103	$-

Units sold		2,456	-
Units redeemed		(5)	-
Net increase (decrease)		2,451	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,451	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,051
Cost of units redeemed/account charges			(7)
Net investment income (loss)			64
Net realized gain (loss)			-
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(43)
Net assets			$3,103

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	2	$3	1.25%	19.0%	12/31/2025	$1.28	0	$0	1.00%	19.3%	12/31/2025	$1.29	0	$0	0.75%	19.6%
12/31/2024	1.06	0	0	1.25%	13.6%	12/31/2024	1.07	0	0	1.00%	13.8%	12/31/2024	1.08	0	0	0.75%	14.1%
12/31/2023	0.94	0	0	1.25%	15.5%	12/31/2023	0.94	0	0	1.00%	15.8%	12/31/2023	0.95	0	0	0.75%	16.1%
12/31/2022	0.81	0	0	1.25%	-17.6%	12/31/2022	0.81	0	0	1.00%	-17.4%	12/31/2022	0.82	0	0	0.75%	-17.2%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	19.9%	12/31/2025	$1.32	0	$0	0.25%	20.2%	12/31/2025	$1.33	0	$0	0.00%	20.5%
12/31/2024	1.09	0	0	0.50%	14.4%	12/31/2024	1.10	0	0	0.25%	14.7%	12/31/2024	1.11	0	0	0.00%	15.0%
12/31/2023	0.95	0	0	0.50%	16.4%	12/31/2023	0.96	0	0	0.25%	16.6%	12/31/2023	0.96	0	0	0.00%	16.9%
12/31/2022	0.82	0	0	0.50%	-17.0%	12/31/2022	0.82	0	0	0.25%	-16.8%	12/31/2022	0.82	0	0	0.00%	-16.6%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2060 R6 Class - 06-67K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,484	$17,188	1,597
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$20,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,458	16,036	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$20,458	16,036

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$516
Mortality & expense charges			(192)
Net investment income (loss)			324

Gain (loss) on investments:
Net realized gain (loss)			83
Realized gain distributions			214
Net change in unrealized appreciation (depreciation)			2,173
Net gain (loss)			2,470

Increase (decrease) in net assets from operations			$2,794

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$324	$149
Net realized gain (loss)		83	19
Realized gain distributions		214	116
Net change in unrealized appreciation (depreciation)		2,173	764

Increase (decrease) in net assets from operations		2,794	1,048

Contract owner transactions:
Proceeds from units sold		6,104	5,079
Cost of units redeemed		-	2
Account charges		(115)	(66)
Increase (decrease)		5,989	5,015
Net increase (decrease)		8,783	6,063
Net assets, beginning		11,675	5,612
Net assets, ending		$20,458	$11,675

Units sold		5,597	4,988
Units redeemed		(463)	(64)
Net increase (decrease)		5,134	4,924
Units outstanding, beginning		10,902	5,978
Units outstanding, ending		16,036	10,902

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,356
Cost of units redeemed/account charges			(207)
Net investment income (loss)			556
Net realized gain (loss)			102
Realized gain distributions			355
Net change in unrealized appreciation (depreciation)			3,296
Net assets			$20,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	16	$20	1.25%	19.1%	12/31/2025	$1.29	0	$0	1.00%	19.4%	12/31/2025	$1.30	0	$0	0.75%	19.7%
12/31/2024	1.07	11	12	1.25%	14.1%	12/31/2024	1.08	0	0	1.00%	14.4%	12/31/2024	1.09	0	0	0.75%	14.6%
12/31/2023	0.94	6	6	1.25%	16.0%	12/31/2023	0.94	0	0	1.00%	16.3%	12/31/2023	0.95	0	0	0.75%	16.6%
12/31/2022	0.81	1	1	1.25%	-17.8%	12/31/2022	0.81	0	0	1.00%	-17.6%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	20.0%	12/31/2025	$1.33	0	$0	0.25%	20.3%	12/31/2025	$1.34	0	$0	0.00%	20.6%
12/31/2024	1.10	0	0	0.50%	14.9%	12/31/2024	1.10	0	0	0.25%	15.2%	12/31/2024	1.11	0	0	0.00%	15.5%
12/31/2023	0.95	0	0	0.50%	16.9%	12/31/2023	0.96	0	0	0.25%	17.1%	12/31/2023	0.96	0	0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.0%
2023	3.6%
2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2065 R6 Class - 06-67M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,600	$18,827	1,672
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$21,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,572	16,938	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$21,572	16,938

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$500
Mortality & expense charges			(214)
Net investment income (loss)			286

Gain (loss) on investments:
Net realized gain (loss)			805
Realized gain distributions			175
Net change in unrealized appreciation (depreciation)			1,825
Net gain (loss)			2,805

Increase (decrease) in net assets from operations			$3,091

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$286	$180
Net realized gain (loss)		805	17
Realized gain distributions		175	-
Net change in unrealized appreciation (depreciation)		1,825	660

Increase (decrease) in net assets from operations		3,091	857

Contract owner transactions:
Proceeds from units sold		10,391	7,617
Cost of units redeemed		(4,514)	4
Account charges		(165)	(62)
Increase (decrease)		5,712	7,559
Net increase (decrease)		8,803	8,416
Net assets, beginning		12,769	4,353
Net assets, ending		$21,572	$12,769

Units sold		10,242	7,349
Units redeemed		(5,233)	(61)
Net increase (decrease)		5,009	7,288
Units outstanding, beginning		11,929	4,641
Units outstanding, ending		16,938	11,929

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,021
Cost of units redeemed/account charges			(4,758)
Net investment income (loss)			532
Net realized gain (loss)			822
Realized gain distributions			182
Net change in unrealized appreciation (depreciation)			2,773
Net assets			$21,572

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	17	$22	1.25%	19.0%	12/31/2025	$1.29	0	$0	1.00%	19.3%	12/31/2025	$1.30	0	$0	0.75%	19.6%
12/31/2024	1.07	12	13	1.25%	14.1%	12/31/2024	1.08	0	0	1.00%	14.4%	12/31/2024	1.09	0	0	0.75%	14.7%
12/31/2023	0.94	5	4	1.25%	15.9%	12/31/2023	0.94	0	0	1.00%	16.2%	12/31/2023	0.95	0	0	0.75%	16.5%
12/31/2022	0.81	0	0	1.25%	-17.7%	12/31/2022	0.81	0	0	1.00%	-17.5%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.7%	12/31/2021	0.98	0	0	1.00%	-1.6%	12/31/2021	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	19.9%	12/31/2025	$1.33	0	$0	0.25%	20.2%	12/31/2025	$1.34	0	$0	0.00%	20.5%
12/31/2024	1.10	0	0	0.50%	15.0%	12/31/2024	1.10	0	0	0.25%	15.3%	12/31/2024	1.11	0	0	0.00%	15.6%
12/31/2023	0.95	0	0	0.50%	16.8%	12/31/2023	0.96	0	0	0.25%	17.1%	12/31/2023	0.96	0	0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.98	0	0	0.25%	-1.5%	12/31/2021	0.98	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	3.2%
2023	3.6%
2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 R6 Class - 06-63X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,965,950	$1,839,616	142,998
Receivables: investments sold	1,716
Payables: investments purchased	-
Net assets	$1,967,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,967,666	1,610,553	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$1,967,666	1,610,553

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$47,647
Mortality & expense charges			(25,928)
Net investment income (loss)			21,719

Gain (loss) on investments:
Net realized gain (loss)			135,037
Realized gain distributions			69,520
Net change in unrealized appreciation (depreciation)			102,951
Net gain (loss)			307,508

Increase (decrease) in net assets from operations			$329,227

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,719	$7,748
Net realized gain (loss)		135,037	170,608
Realized gain distributions		69,520	7,189
Net change in unrealized appreciation (depreciation)		102,951	(33,537)

Increase (decrease) in net assets from operations		329,227	152,008

Contract owner transactions:
Proceeds from units sold		1,510,637	1,582,649
Cost of units redeemed		(1,024,244)	(1,415,806)
Account charges		(2,408)	(2,095)
Increase (decrease)		483,985	164,748
Net increase (decrease)		813,212	316,756
Net assets, beginning		1,154,454	837,698
Net assets, ending		$1,967,666	$1,154,454

Units sold		1,401,291	1,564,780
Units redeemed		(877,573)	(1,359,042)
Net increase (decrease)		523,718	205,738
Units outstanding, beginning		1,086,835	881,097
Units outstanding, ending		1,610,553	1,086,835

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,164,544
Cost of units redeemed/account charges			(2,730,406)
Net investment income (loss)			39,778
Net realized gain (loss)			284,883
Realized gain distributions			82,533
Net change in unrealized appreciation (depreciation)			126,334
Net assets			$1,967,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	1,611	$1,968	1.25%	15.0%	12/31/2025	$1.23	0	$0	1.00%	15.3%	12/31/2025	$1.25	0	$0	0.75%	15.6%
12/31/2024	1.06	1,087	1,154	1.25%	11.7%	12/31/2024	1.07	0	0	1.00%	12.0%	12/31/2024	1.08	0	0	0.75%	12.3%
12/31/2023	0.95	881	838	1.25%	15.2%	12/31/2023	0.96	0	0	1.00%	15.5%	12/31/2023	0.96	0	0	0.75%	15.8%
12/31/2022	0.83	257	212	1.25%	-18.5%	12/31/2022	0.83	0	0	1.00%	-18.3%	12/31/2022	0.83	0	0	0.75%	-18.1%
12/31/2021	1.01	14	14	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	15.9%	12/31/2025	$1.28	0	$0	0.25%	16.2%	12/31/2025	$1.29	0	$0	0.00%	16.5%
12/31/2024	1.09	0	0	0.50%	12.6%	12/31/2024	1.10	0	0	0.25%	12.9%	12/31/2024	1.11	0	0	0.00%	13.1%
12/31/2023	0.97	0	0	0.50%	16.0%	12/31/2023	0.97	0	0	0.25%	16.3%	12/31/2023	0.98	0	0	0.00%	16.6%
12/31/2022	0.83	0	0	0.50%	-17.9%	12/31/2022	0.84	0	0	0.25%	-17.7%	12/31/2022	0.84	0	0	0.00%	-17.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.6%
2023	3.0%
2022	3.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 A Class - 06-63T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$558,225	$523,776	40,796
Receivables: investments sold	2,317
Payables: investments purchased	-
Net assets	$560,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,542	470,830	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$560,542	470,830

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,211
Mortality & expense charges			(5,683)
Net investment income (loss)			4,528

Gain (loss) on investments:
Net realized gain (loss)			12,502
Realized gain distributions			19,699
Net change in unrealized appreciation (depreciation)			26,614
Net gain (loss)			58,815

Increase (decrease) in net assets from operations			$63,343

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,528	$2,151
Net realized gain (loss)		12,502	25,875
Realized gain distributions		19,699	2,055
Net change in unrealized appreciation (depreciation)		26,614	(5,217)

Increase (decrease) in net assets from operations		63,343	24,864

Contract owner transactions:
Proceeds from units sold		330,114	317,258
Cost of units redeemed		(159,991)	(210,789)
Account charges		(1,344)	(603)
Increase (decrease)		168,779	105,866
Net increase (decrease)		232,122	130,730
Net assets, beginning		328,420	197,690
Net assets, ending		$560,542	$328,420

Units sold		302,524	315,982
Units redeemed		(146,896)	(211,523)
Net increase (decrease)		155,628	104,459
Units outstanding, beginning		315,202	210,743
Units outstanding, ending		470,830	315,202

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$892,341
Cost of units redeemed/account charges			(434,461)
Net investment income (loss)			8,388
Net realized gain (loss)			36,270
Realized gain distributions			23,555
Net change in unrealized appreciation (depreciation)			34,449
Net assets			$560,542

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	471	$561	1.25%	14.3%	12/31/2025	$1.20	0	$0	1.00%	14.5%	12/31/2025	$1.22	0	$0	0.75%	14.8%
12/31/2024	1.04	315	328	1.25%	11.1%	12/31/2024	1.05	0	0	1.00%	11.4%	12/31/2024	1.06	0	0	0.75%	11.6%
12/31/2023	0.94	211	198	1.25%	14.5%	12/31/2023	0.94	0	0	1.00%	14.8%	12/31/2023	0.95	0	0	0.75%	15.1%
12/31/2022	0.82	82	67	1.25%	-19.0%	12/31/2022	0.82	0	0	1.00%	-18.8%	12/31/2022	0.82	0	0	0.75%	-18.6%
12/31/2021	1.01	4	4	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	15.1%	12/31/2025	$1.24	0	$0	0.25%	15.4%	12/31/2025	$1.26	0	$0	0.00%	15.7%
12/31/2024	1.07	0	0	0.50%	11.9%	12/31/2024	1.08	0	0	0.25%	12.2%	12/31/2024	1.09	0	0	0.00%	12.5%
12/31/2023	0.95	0	0	0.50%	15.4%	12/31/2023	0.96	0	0	0.25%	15.7%	12/31/2023	0.97	0	0	0.00%	16.0%
12/31/2022	0.83	0	0	0.50%	-18.4%	12/31/2022	0.83	0	0	0.25%	-18.2%	12/31/2022	0.83	0	0	0.00%	-18.0%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.1%
2023	2.0%
2022	2.5%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 Inv Class - 06-63N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,804	$128,403	9,437
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$129,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,865	107,829	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$129,865	107,829

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,679
Mortality & expense charges			(4,799)
Net investment income (loss)			(2,120)

Gain (loss) on investments:
Net realized gain (loss)			57,049
Realized gain distributions			4,556
Net change in unrealized appreciation (depreciation)			(10,612)
Net gain (loss)			50,993

Increase (decrease) in net assets from operations			$48,873

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,120)	$2,818
Net realized gain (loss)		57,049	39,348
Realized gain distributions		4,556	2,549
Net change in unrealized appreciation (depreciation)		(10,612)	(2,289)

Increase (decrease) in net assets from operations		48,873	42,426

Contract owner transactions:
Proceeds from units sold		204,135	391,849
Cost of units redeemed		(534,554)	(251,732)
Account charges		(409)	(2,430)
Increase (decrease)		(330,828)	137,687
Net increase (decrease)		(281,955)	180,113
Net assets, beginning		411,820	231,707
Net assets, ending		$129,865	$411,820

Units sold		184,813	386,823
Units redeemed		(468,910)	(240,409)
Net increase (decrease)		(284,097)	146,414
Units outstanding, beginning		391,926	245,512
Units outstanding, ending		107,829	391,926

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$982,626
Cost of units redeemed/account charges			(963,775)
Net investment income (loss)			3,354
Net realized gain (loss)			96,314
Realized gain distributions			9,945
Net change in unrealized appreciation (depreciation)			1,401
Net assets			$129,865

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	108	$130	1.25%	14.6%	12/31/2025	$1.22	0	$0	1.00%	14.9%	12/31/2025	$1.23	0	$0	0.75%	15.2%
12/31/2024	1.05	392	412	1.25%	11.3%	12/31/2024	1.06	0	0	1.00%	11.6%	12/31/2024	1.07	0	0	0.75%	11.9%
12/31/2023	0.94	246	232	1.25%	14.8%	12/31/2023	0.95	0	0	1.00%	15.1%	12/31/2023	0.95	0	0	0.75%	15.4%
12/31/2022	0.82	136	112	1.25%	-18.8%	12/31/2022	0.82	0	0	1.00%	-18.6%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	4	4	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	15.5%	12/31/2025	$1.26	0	$0	0.25%	15.8%	12/31/2025	$1.27	0	$0	0.00%	16.1%
12/31/2024	1.08	0	0	0.50%	12.2%	12/31/2024	1.09	0	0	0.25%	12.5%	12/31/2024	1.09	0	0	0.00%	12.7%
12/31/2023	0.96	0	0	0.50%	15.6%	12/31/2023	0.97	0	0	0.25%	15.9%	12/31/2023	0.97	0	0	0.00%	16.2%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	2.4%
2023	2.1%
2022	3.0%
2021	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio Investor Class - 06-436

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,095,578	$1,081,256	63,749
Receivables: investments sold	273
Payables: investments purchased	-
Net assets	$1,095,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,095,851	381,693	$2.87
Band 100	-	-	2.98
Band 75	-	-	3.09
Band 50	-	-	3.21
Band 25	-	-	3.33
Band 0	-	-	3.45
Total	$1,095,851	381,693

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,902
Mortality & expense charges			(33,857)
Net investment income (loss)			(11,955)

Gain (loss) on investments:
Net realized gain (loss)			453,215
Realized gain distributions			105,349
Net change in unrealized appreciation (depreciation)			(235,797)
Net gain (loss)			322,767

Increase (decrease) in net assets from operations			$310,812

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,955)	$14,707
Net realized gain (loss)		453,215	269,919
Realized gain distributions		105,349	77,250
Net change in unrealized appreciation (depreciation)		(235,797)	134,448

Increase (decrease) in net assets from operations		310,812	496,324

Contract owner transactions:
Proceeds from units sold		412,486	1,305,867
Cost of units redeemed		(3,489,398)	(2,269,986)
Account charges		(1,127)	(6,983)
Increase (decrease)		(3,078,039)	(971,102)
Net increase (decrease)		(2,767,227)	(474,778)
Net assets, beginning		3,863,078	4,337,856
Net assets, ending		$1,095,851	$3,863,078

Units sold		155,407	555,386
Units redeemed		(1,307,981)	(928,253)
Net increase (decrease)		(1,152,574)	(372,867)
Units outstanding, beginning		1,534,267	1,907,134
Units outstanding, ending		381,693	1,534,267

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,463,141
Cost of units redeemed/account charges			(41,420,015)
Net investment income (loss)			430,139
Net realized gain (loss)			2,881,618
Realized gain distributions			2,726,646
Net change in unrealized appreciation (depreciation)			14,322
Net assets			$1,095,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	382	$1,096	1.25%	14.0%	12/31/2025	$2.98	0	$0	1.00%	14.3%	12/31/2025	$3.09	0	$0	0.75%	14.6%
12/31/2024	2.52	1,534	3,863	1.25%	10.7%	12/31/2024	2.61	0	0	1.00%	11.0%	12/31/2024	2.70	0	0	0.75%	11.3%
12/31/2023	2.27	1,907	4,338	1.25%	14.3%	12/31/2023	2.35	0	0	1.00%	14.6%	12/31/2023	2.42	0	0	0.75%	14.9%
12/31/2022	1.99	2,589	5,151	1.25%	-18.6%	12/31/2022	2.05	0	0	1.00%	-18.4%	12/31/2022	2.11	0	0	0.75%	-18.2%
12/31/2021	2.45	2,953	7,222	1.25%	12.5%	12/31/2021	2.51	0	0	1.00%	12.7%	12/31/2021	2.58	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.21	0	$0	0.50%	14.9%	12/31/2025	$3.33	0	$0	0.25%	15.2%	12/31/2025	$3.45	0	$0	0.00%	15.5%
12/31/2024	2.79	0	0	0.50%	11.5%	12/31/2024	2.89	0	0	0.25%	11.8%	12/31/2024	2.99	0	0	0.00%	12.1%
12/31/2023	2.50	0	0	0.50%	15.2%	12/31/2023	2.58	0	0	0.25%	15.5%	12/31/2023	2.67	0	0	0.00%	15.8%
12/31/2022	2.17	0	0	0.50%	-18.0%	12/31/2022	2.24	0	0	0.25%	-17.8%	12/31/2022	2.30	0	0	0.00%	-17.6%
12/31/2021	2.65	0	0	0.50%	13.3%	12/31/2021	2.72	0	0	0.25%	13.6%	12/31/2021	2.80	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.8%
2023	1.4%
2022	1.2%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio A Class - 06-426

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,463,605	$17,813,582	1,388,959
Receivables: investments sold	-
Payables: investments purchased	(4,382)
Net assets	$17,459,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,047,149	5,504,295	$2.37
Band 100	4,412,074	1,785,373	2.47
Band 75	-	-	2.58
Band 50	-	-	2.69
Band 25	-	-	2.80
Band 0	-	-	2.92
Total	$17,459,223	7,289,668

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$460,675
Mortality & expense charges			(176,363)
Net investment income (loss)			284,312

Gain (loss) on investments:
Net realized gain (loss)			(87,636)
Realized gain distributions			1,031,103
Net change in unrealized appreciation (depreciation)			161,203
Net gain (loss)			1,104,670

Increase (decrease) in net assets from operations			$1,388,982

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$284,312	$122,928
Net realized gain (loss)		(87,636)	(96,799)
Realized gain distributions		1,031,103	133,795
Net change in unrealized appreciation (depreciation)		161,203	475,279

Increase (decrease) in net assets from operations		1,388,982	635,203

Contract owner transactions:
Proceeds from units sold		9,949,273	608,080
Cost of units redeemed		(4,073,482)	(1,952,547)
Account charges		(6,276)	(4,812)
Increase (decrease)		5,869,515	(1,349,279)
Net increase (decrease)		7,258,497	(714,076)
Net assets, beginning		10,200,726	10,914,802
Net assets, ending		$17,459,223	$10,200,726

Units sold		4,429,597	296,335
Units redeemed		(1,797,682)	(917,044)
Net increase (decrease)		2,631,915	(620,709)
Units outstanding, beginning		4,657,753	5,278,462
Units outstanding, ending		7,289,668	4,657,753

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$113,000,384
Cost of units redeemed/account charges			(101,777,012)
Net investment income (loss)			1,456,934
Net realized gain (loss)			(494,534)
Realized gain distributions			5,623,428
Net change in unrealized appreciation (depreciation)			(349,977)
Net assets			$17,459,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	5,504	$13,047	1.25%	9.3%	12/31/2025	$2.47	1,785	$4,412	1.00%	9.6%	12/31/2025	$2.58	0	$0	0.75%	9.8%
12/31/2024	2.17	3,518	7,631	1.25%	5.9%	12/31/2024	2.26	1,139	2,570	1.00%	6.2%	12/31/2024	2.35	0	0	0.75%	6.5%
12/31/2023	2.05	3,876	7,937	1.25%	9.4%	12/31/2023	2.12	1,402	2,978	1.00%	9.7%	12/31/2023	2.20	0	0	0.75%	10.0%
12/31/2022	1.87	5,031	9,414	1.25%	-14.5%	12/31/2022	1.94	1,648	3,190	1.00%	-14.3%	12/31/2022	2.00	0	0	0.75%	-14.1%
12/31/2021	2.19	6,414	14,040	1.25%	7.2%	12/31/2021	2.26	1,855	4,191	1.00%	7.4%	12/31/2021	2.33	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	0	$0	0.50%	10.1%	12/31/2025	$2.80	0	$0	0.25%	10.4%	12/31/2025	$2.92	0	$0	0.00%	10.7%
12/31/2024	2.44	0	0	0.50%	6.7%	12/31/2024	2.54	0	0	0.25%	7.0%	12/31/2024	2.64	0	0	0.00%	7.3%
12/31/2023	2.29	0	0	0.50%	10.2%	12/31/2023	2.37	0	0	0.25%	10.5%	12/31/2023	2.46	0	0	0.00%	10.8%
12/31/2022	2.07	0	0	0.50%	-13.9%	12/31/2022	2.15	0	0	0.25%	-13.7%	12/31/2022	2.22	0	0	0.00%	-13.4%
12/31/2021	2.41	0	0	0.50%	8.0%	12/31/2021	2.48	0	0	0.25%	8.3%	12/31/2021	2.56	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.4%
2023	1.9%
2022	2.1%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth R6 Class - 06-6C7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,902,233	$8,331,665	377,319
Receivables: investments sold	-
Payables: investments purchased	(12,596)
Net assets	$8,889,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,889,637	6,995,231	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$8,889,637	6,995,231

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(136,793)
Net investment income (loss)			(136,793)

Gain (loss) on investments:
Net realized gain (loss)			531,429
Realized gain distributions			582,829
Net change in unrealized appreciation (depreciation)			(79,400)
Net gain (loss)			1,034,858

Increase (decrease) in net assets from operations			$898,065

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(136,793)	$(26,750)
Net realized gain (loss)		531,429	270,541
Realized gain distributions		582,829	-
Net change in unrealized appreciation (depreciation)		(79,400)	539,458

Increase (decrease) in net assets from operations		898,065	783,249

Contract owner transactions:
Proceeds from units sold		2,557,463	10,847,520
Cost of units redeemed		(5,256,434)	(1,844,290)
Account charges		(30,027)	(17,238)
Increase (decrease)		(2,728,998)	8,985,992
Net increase (decrease)		(1,830,933)	9,769,241
Net assets, beginning		10,720,570	951,329
Net assets, ending		$8,889,637	$10,720,570

Units sold		2,195,807	10,125,855
Units redeemed		(4,314,986)	(1,932,684)
Net increase (decrease)		(2,119,179)	8,193,171
Units outstanding, beginning		9,114,410	921,239
Units outstanding, ending		6,995,231	9,114,410

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,682,660
Cost of units redeemed/account charges			(7,583,396)
Net investment income (loss)			(174,004)
Net realized gain (loss)			810,980
Realized gain distributions			582,829
Net change in unrealized appreciation (depreciation)			570,568
Net assets			$8,889,637

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	6,995	$8,890	1.25%	8.0%	12/31/2025	$1.28	0	$0	1.00%	8.3%	12/31/2025	$1.30	0	$0	0.75%	8.6%
12/31/2024	1.18	9,114	10,721	1.25%	13.9%	12/31/2024	1.18	0	0	1.00%	14.2%	12/31/2024	1.19	0	0	0.75%	14.5%
12/31/2023	1.03	921	951	1.25%	16.1%	12/31/2023	1.04	0	0	1.00%	16.4%	12/31/2023	1.04	0	0	0.75%	16.6%
12/31/2022	0.89	616	548	1.25%	-11.0%	12/31/2022	0.89	0	0	1.00%	-10.8%	12/31/2022	0.89	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	8.9%	12/31/2025	$1.32	0	$0	0.25%	9.1%	12/31/2025	$1.33	0	$0	0.00%	9.4%
12/31/2024	1.20	0	0	0.50%	14.8%	12/31/2024	1.21	0	0	0.25%	15.1%	12/31/2024	1.22	0	0	0.00%	15.3%
12/31/2023	1.05	0	0	0.50%	16.9%	12/31/2023	1.05	0	0	0.25%	17.2%	12/31/2023	1.06	0	0	0.00%	17.5%
12/31/2022	0.90	0	0	0.50%	-10.4%	12/31/2022	0.90	0	0	0.25%	-10.2%	12/31/2022	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.8%
2023	0.0%
2022	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Avantis Emerging Markets Equity Inst Class - 06-6W6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$822,658	$669,525	55,791
Receivables: investments sold	1,380
Payables: investments purchased	-
Net assets	$824,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$824,038	604,192	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$824,038	604,192

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,518
Mortality & expense charges			(8,920)
Net investment income (loss)			15,598

Gain (loss) on investments:
Net realized gain (loss)			4,913
Realized gain distributions			3,346
Net change in unrealized appreciation (depreciation)			167,642
Net gain (loss)			175,901

Increase (decrease) in net assets from operations			$191,499

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,598	$11,536
Net realized gain (loss)		4,913	341
Realized gain distributions		3,346	-
Net change in unrealized appreciation (depreciation)		167,642	(14,509)

Increase (decrease) in net assets from operations		191,499	(2,632)

Contract owner transactions:
Proceeds from units sold		100,950	646,099
Cost of units redeemed		(101,634)	(10,217)
Account charges		(10)	(17)
Increase (decrease)		(694)	635,865
Net increase (decrease)		190,805	633,233
Net assets, beginning		633,233	-
Net assets, ending		$824,038	$633,233

Units sold		83,295	615,566
Units redeemed		(84,795)	(9,874)
Net increase (decrease)		(1,500)	605,692
Units outstanding, beginning		605,692	-
Units outstanding, ending		604,192	605,692

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$747,049
Cost of units redeemed/account charges			(111,878)
Net investment income (loss)			27,134
Net realized gain (loss)			5,254
Realized gain distributions			3,346
Net change in unrealized appreciation (depreciation)			153,133
Net assets			$824,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	604	$824	1.25%	30.5%	12/31/2025	$1.37	0	$0	1.00%	30.8%	12/31/2025	$1.38	0	$0	0.75%	31.1%
12/31/2024	1.05	606	633	1.25%	4.5%	12/31/2024	1.05	0	0	1.00%	4.8%	12/31/2024	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	0.50%	31.4%	12/31/2025	$1.39	0	$0	0.25%	31.8%	12/31/2025	$1.40	0	$0	0.00%	32.1%
12/31/2024	1.05	0	0	0.50%	5.2%	12/31/2024	1.05	0	0	0.25%	5.4%	12/31/2024	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Avantis US Small Cap Val Instl Class - 06-6Y3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,286	$7,781	535
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$9,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,288	8,742	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$9,288	8,742

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$137
Mortality & expense charges			(88)
Net investment income (loss)			49

Gain (loss) on investments:
Net realized gain (loss)			707
Realized gain distributions			475
Net change in unrealized appreciation (depreciation)			1,505
Net gain (loss)			2,687

Increase (decrease) in net assets from operations			$2,736

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49	$-
Net realized gain (loss)		707	-
Realized gain distributions		475	-
Net change in unrealized appreciation (depreciation)		1,505	-

Increase (decrease) in net assets from operations		2,736	-

Contract owner transactions:
Proceeds from units sold		9,694	-
Cost of units redeemed		(3,142)	-
Account charges		-	-
Increase (decrease)		6,552	-
Net increase (decrease)		9,288	-
Net assets, beginning		-	-
Net assets, ending		$9,288	$-

Units sold		11,766	-
Units redeemed		(3,024)	-
Net increase (decrease)		8,742	-
Units outstanding, beginning		-	-
Units outstanding, ending		8,742	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,694
Cost of units redeemed/account charges			(3,142)
Net investment income (loss)			49
Net realized gain (loss)			707
Realized gain distributions			475
Net change in unrealized appreciation (depreciation)			1,505
Net assets			$9,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	9	$9	1.25%	7.5%	12/31/2025	$1.07	0	$0	1.00%	7.8%	12/31/2025	$1.07	0	$0	0.75%	8.1%
12/31/2024	0.99	0	0	1.25%	-1.2%	12/31/2024	0.99	0	0	1.00%	-1.1%	12/31/2024	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	8.3%	12/31/2025	$1.08	0	$0	0.25%	8.6%	12/31/2025	$1.08	0	$0	0.00%	8.9%
12/31/2024	0.99	0	0	0.50%	-0.9%	12/31/2024	0.99	0	0	0.25%	-0.8%	12/31/2024	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R4 Class - 06-446

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,209,406	$15,306,508	486,397
Receivables: investments sold	-
Payables: investments purchased	(13,266)
Net assets	$18,196,140

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,196,140	4,835,736	$3.76
Band 100	-	-	3.92
Band 75	-	-	4.08
Band 50	-	-	4.24
Band 25	-	-	4.42
Band 0	-	-	4.60
Total	$18,196,140	4,835,736

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$358,540
Mortality & expense charges			(222,490)
Net investment income (loss)			136,050

Gain (loss) on investments:
Net realized gain (loss)			940,246
Realized gain distributions			1,055,966
Net change in unrealized appreciation (depreciation)			533,726
Net gain (loss)			2,529,938

Increase (decrease) in net assets from operations			$2,665,988

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,050	$133,283
Net realized gain (loss)		940,246	935,227
Realized gain distributions		1,055,966	878,226
Net change in unrealized appreciation (depreciation)		533,726	286,631

Increase (decrease) in net assets from operations		2,665,988	2,233,367

Contract owner transactions:
Proceeds from units sold		3,012,355	3,880,803
Cost of units redeemed		(5,627,746)	(6,064,372)
Account charges		(29,242)	(36,928)
Increase (decrease)		(2,644,633)	(2,220,497)
Net increase (decrease)		21,355	12,870
Net assets, beginning		18,174,785	18,161,915
Net assets, ending		$18,196,140	$18,174,785

Units sold		953,025	1,290,824
Units redeemed		(1,766,374)	(2,047,136)
Net increase (decrease)		(813,349)	(756,312)
Units outstanding, beginning		5,649,085	6,405,397
Units outstanding, ending		4,835,736	5,649,085

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$166,865,469
Cost of units redeemed/account charges			(181,978,490)
Net investment income (loss)			2,015,037
Net realized gain (loss)			15,021,005
Realized gain distributions			13,370,221
Net change in unrealized appreciation (depreciation)			2,902,898
Net assets			$18,196,140

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.76	4,836	$18,196	1.25%	17.0%	12/31/2025	$3.92	0	$0	1.00%	17.2%	12/31/2025	$4.08	0	$0	0.75%	17.5%
12/31/2024	3.22	5,649	18,175	1.25%	13.5%	12/31/2024	3.34	0	0	1.00%	13.8%	12/31/2024	3.47	0	0	0.75%	14.0%
12/31/2023	2.84	6,405	18,162	1.25%	12.5%	12/31/2023	2.94	0	0	1.00%	12.8%	12/31/2023	3.04	0	0	0.75%	13.1%
12/31/2022	2.52	7,033	17,719	1.25%	-13.2%	12/31/2022	2.60	0	0	1.00%	-13.0%	12/31/2022	2.69	0	0	0.75%	-12.8%
12/31/2021	2.90	8,121	23,577	1.25%	14.3%	12/31/2021	2.99	0	0	1.00%	14.6%	12/31/2021	3.08	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.24	0	$0	0.50%	17.8%	12/31/2025	$4.42	0	$0	0.25%	18.1%	12/31/2025	$4.60	0	$0	0.00%	18.4%
12/31/2024	3.60	0	0	0.50%	14.3%	12/31/2024	3.74	0	0	0.25%	14.6%	12/31/2024	3.88	0	0	0.00%	14.9%
12/31/2023	3.15	0	0	0.50%	13.4%	12/31/2023	3.26	0	0	0.25%	13.7%	12/31/2023	3.38	0	0	0.00%	14.0%
12/31/2022	2.78	0	0	0.50%	-12.6%	12/31/2022	2.87	0	0	0.25%	-12.4%	12/31/2022	2.97	0	0	0.00%	-12.1%
12/31/2021	3.18	0	0	0.50%	15.1%	12/31/2021	3.27	0	0	0.25%	15.4%	12/31/2021	3.37	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.0%
2023	2.4%
2022	1.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R3 Class - 06-447

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,343,867	$7,852,671	251,526
Receivables: investments sold	17,942
Payables: investments purchased	-
Net assets	$9,361,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,905,818	1,646,419	$3.59
Band 100	3,455,663	925,500	3.73
Band 75	-	-	3.89
Band 50	328	81	4.05
Band 25	-	-	4.21
Band 0	-	-	4.38
Total	$9,361,809	2,572,000

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$153,122
Mortality & expense charges			(99,460)
Net investment income (loss)			53,662

Gain (loss) on investments:
Net realized gain (loss)			262,917
Realized gain distributions			539,718
Net change in unrealized appreciation (depreciation)			463,774
Net gain (loss)			1,266,409

Increase (decrease) in net assets from operations			$1,320,071

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,662	$37,575
Net realized gain (loss)		262,917	1,228,587
Realized gain distributions		539,718	403,926
Net change in unrealized appreciation (depreciation)		463,774	(300,346)

Increase (decrease) in net assets from operations		1,320,071	1,369,742

Contract owner transactions:
Proceeds from units sold		1,498,736	1,762,006
Cost of units redeemed		(1,762,542)	(7,814,508)
Account charges		(7,255)	(8,372)
Increase (decrease)		(271,061)	(6,060,874)
Net increase (decrease)		1,049,010	(4,691,132)
Net assets, beginning		8,312,799	13,003,931
Net assets, ending		$9,361,809	$8,312,799

Units sold		454,814	692,208
Units redeemed		(552,670)	(2,774,123)
Net increase (decrease)		(97,856)	(2,081,915)
Units outstanding, beginning		2,669,856	4,751,771
Units outstanding, ending		2,572,000	2,669,856

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$69,717,716
Cost of units redeemed/account charges			(73,414,135)
Net investment income (loss)			384,117
Net realized gain (loss)			6,162,599
Realized gain distributions			5,020,316
Net change in unrealized appreciation (depreciation)			1,491,196
Net assets			$9,361,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.59	1,646	$5,906	1.25%	16.6%	12/31/2025	$3.73	926	$3,456	1.00%	16.9%	12/31/2025	$3.89	0	$0	0.75%	17.2%
12/31/2024	3.08	1,820	5,599	1.25%	13.1%	12/31/2024	3.19	850	2,714	1.00%	13.4%	12/31/2024	3.32	0	0	0.75%	13.7%
12/31/2023	2.72	3,875	10,535	1.25%	12.2%	12/31/2023	2.82	877	2,469	1.00%	12.5%	12/31/2023	2.92	0	0	0.75%	12.8%
12/31/2022	2.42	3,828	9,275	1.25%	-13.5%	12/31/2022	2.50	792	1,982	1.00%	-13.3%	12/31/2022	2.59	0	0	0.75%	-13.0%
12/31/2021	2.80	4,411	12,352	1.25%	13.9%	12/31/2021	2.89	978	2,823	1.00%	14.2%	12/31/2021	2.97	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.05	0	$0	0.50%	17.5%	12/31/2025	$4.21	0	$0	0.25%	17.8%	12/31/2025	$4.38	0	$0	0.00%	18.1%
12/31/2024	3.44	0	0	0.50%	14.0%	12/31/2024	3.58	0	0	0.25%	14.3%	12/31/2024	3.71	0	0	0.00%	14.6%
12/31/2023	3.02	0	0	0.50%	13.0%	12/31/2023	3.13	0	0	0.25%	13.3%	12/31/2023	3.24	0	0	0.00%	13.6%
12/31/2022	2.67	0	0	0.50%	-12.8%	12/31/2022	2.76	0	0	0.25%	-12.6%	12/31/2022	2.85	0	0	0.00%	-12.4%
12/31/2021	3.07	0	0	0.50%	14.8%	12/31/2021	3.16	0	0	0.25%	15.1%	12/31/2021	3.26	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.5%
2023	2.2%
2022	1.2%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R4 Class - 06-208

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,017,696	$3,986,428	405,767
Receivables: investments sold	7,521
Payables: investments purchased	-
Net assets	$4,025,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,025,217	1,789,747	$2.25
Band 100	-	-	2.36
Band 75	-	-	2.48
Band 50	-	-	2.60
Band 25	-	-	2.72
Band 0	-	-	2.86
Total	$4,025,217	1,789,747

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$229,759
Mortality & expense charges			(44,959)
Net investment income (loss)			184,800

Gain (loss) on investments:
Net realized gain (loss)			(13,027)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,265
Net gain (loss)			29,238

Increase (decrease) in net assets from operations			$214,038

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$184,800	$40,185
Net realized gain (loss)		(13,027)	(9,484)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,265	30,112

Increase (decrease) in net assets from operations		214,038	60,813

Contract owner transactions:
Proceeds from units sold		4,236,835	150,273
Cost of units redeemed		(1,238,637)	(236,192)
Account charges		(191)	(976)
Increase (decrease)		2,998,007	(86,895)
Net increase (decrease)		3,212,045	(26,082)
Net assets, beginning		813,172	839,254
Net assets, ending		$4,025,217	$813,172

Units sold		1,983,617	82,732
Units redeemed		(580,628)	(127,615)
Net increase (decrease)		1,402,989	(44,883)
Units outstanding, beginning		386,758	431,641
Units outstanding, ending		1,789,747	386,758

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,165,175
Cost of units redeemed/account charges			(22,078,881)
Net investment income (loss)			3,342,455
Net realized gain (loss)			(444,397)
Realized gain distributions			9,597
Net change in unrealized appreciation (depreciation)			31,268
Net assets			$4,025,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	1,790	$4,025	1.25%	7.0%	12/31/2025	$2.36	0	$0	1.00%	7.2%	12/31/2025	$2.48	0	$0	0.75%	7.5%
12/31/2024	2.10	387	813	1.25%	8.1%	12/31/2024	2.20	0	0	1.00%	8.4%	12/31/2024	2.30	0	0	0.75%	8.7%
12/31/2023	1.94	432	839	1.25%	10.8%	12/31/2023	2.03	0	0	1.00%	11.0%	12/31/2023	2.12	0	0	0.75%	11.3%
12/31/2022	1.76	476	835	1.25%	-10.3%	12/31/2022	1.83	0	0	1.00%	-10.1%	12/31/2022	1.90	0	0	0.75%	-9.8%
12/31/2021	1.96	506	990	1.25%	7.0%	12/31/2021	2.03	0	0	1.00%	7.3%	12/31/2021	2.11	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	7.8%	12/31/2025	$2.72	0	$0	0.25%	8.0%	12/31/2025	$2.86	0	$0	0.00%	8.3%
12/31/2024	2.41	0	0	0.50%	9.0%	12/31/2024	2.52	0	0	0.25%	9.2%	12/31/2024	2.64	0	0	0.00%	9.5%
12/31/2023	2.21	0	0	0.50%	11.6%	12/31/2023	2.31	0	0	0.25%	11.9%	12/31/2023	2.41	0	0	0.00%	12.1%
12/31/2022	1.98	0	0	0.50%	-9.6%	12/31/2022	2.06	0	0	0.25%	-9.4%	12/31/2022	2.15	0	0	0.00%	-9.2%
12/31/2021	2.19	0	0	0.50%	7.8%	12/31/2021	2.28	0	0	0.25%	8.1%	12/31/2021	2.37	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	9.5%
2024	6.1%
2023	6.5%
2022	5.3%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R3 Class - 06-184

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,546	$267,712	27,271
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$270,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,128	92,253	$2.27
Band 100	61,410	25,769	2.38
Band 75	-	-	2.51
Band 50	-	-	2.63
Band 25	-	-	2.77
Band 0	-	-	2.91
Total	$270,538	118,022

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,663
Mortality & expense charges			(3,693)
Net investment income (loss)			14,970

Gain (loss) on investments:
Net realized gain (loss)			352
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,442
Net gain (loss)			3,794

Increase (decrease) in net assets from operations			$18,764

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,970	$14,563
Net realized gain (loss)		352	5,692
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,442	1,455

Increase (decrease) in net assets from operations		18,764	21,710

Contract owner transactions:
Proceeds from units sold		357,015	534,815
Cost of units redeemed		(461,852)	(493,062)
Account charges		(113)	(115)
Increase (decrease)		(104,950)	41,638
Net increase (decrease)		(86,186)	63,348
Net assets, beginning		356,724	293,376
Net assets, ending		$270,538	$356,724

Units sold		164,896	252,677
Units redeemed		(213,267)	(232,559)
Net increase (decrease)		(48,371)	20,118
Units outstanding, beginning		166,393	146,275
Units outstanding, ending		118,022	166,393

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,203,190
Cost of units redeemed/account charges			(14,632,140)
Net investment income (loss)			1,612,754
Net realized gain (loss)			80,144
Realized gain distributions			3,756
Net change in unrealized appreciation (depreciation)			2,834
Net assets			$270,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	92	$209	1.25%	6.6%	12/31/2025	$2.38	26	$61	1.00%	6.9%	12/31/2025	$2.51	0	$0	0.75%	7.2%
12/31/2024	2.13	137	292	1.25%	7.8%	12/31/2024	2.23	29	65	1.00%	8.1%	12/31/2024	2.34	0	0	0.75%	8.4%
12/31/2023	1.97	91	180	1.25%	10.4%	12/31/2023	2.06	55	113	1.00%	10.7%	12/31/2023	2.16	0	0	0.75%	11.0%
12/31/2022	1.79	202	361	1.25%	-10.6%	12/31/2022	1.86	65	122	1.00%	-10.3%	12/31/2022	1.94	0	0	0.75%	-10.1%
12/31/2021	2.00	182	362	1.25%	6.7%	12/31/2021	2.08	62	129	1.00%	6.9%	12/31/2021	2.16	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	7.4%	12/31/2025	$2.77	0	$0	0.25%	7.7%	12/31/2025	$2.91	0	$0	0.00%	8.0%
12/31/2024	2.45	0	0	0.50%	8.6%	12/31/2024	2.57	0	0	0.25%	8.9%	12/31/2024	2.70	0	0	0.00%	9.2%
12/31/2023	2.26	0	0	0.50%	11.3%	12/31/2023	2.36	0	0	0.25%	11.5%	12/31/2023	2.47	0	0	0.00%	11.8%
12/31/2022	2.03	0	0	0.50%	-9.9%	12/31/2022	2.12	0	0	0.25%	-9.7%	12/31/2022	2.21	0	0	0.00%	-9.4%
12/31/2021	2.25	0	0	0.50%	7.5%	12/31/2021	2.34	0	0	0.25%	7.8%	12/31/2021	2.44	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	5.6%
2023	6.0%
2022	4.9%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R4 Class - 06-211

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,866,541	$6,844,287	124,424
Receivables: investments sold	-
Payables: investments purchased	(1,275)
Net assets	$8,865,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,865,266	2,620,623	$3.38
Band 100	-	-	3.55
Band 75	-	-	3.72
Band 50	-	-	3.91
Band 25	-	-	4.10
Band 0	-	-	4.30
Total	$8,865,266	2,620,623

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$182,000
Mortality & expense charges			(149,052)
Net investment income (loss)			32,948

Gain (loss) on investments:
Net realized gain (loss)			2,240,333
Realized gain distributions			718,169
Net change in unrealized appreciation (depreciation)			(407,536)
Net gain (loss)			2,550,966

Increase (decrease) in net assets from operations			$2,583,914

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,948	$45,482
Net realized gain (loss)		2,240,333	1,039,730
Realized gain distributions		718,169	659,600
Net change in unrealized appreciation (depreciation)		(407,536)	(401,896)

Increase (decrease) in net assets from operations		2,583,914	1,342,916

Contract owner transactions:
Proceeds from units sold		1,563,890	1,364,546
Cost of units redeemed		(6,730,641)	(4,336,362)
Account charges		(5,709)	(6,952)
Increase (decrease)		(5,172,460)	(2,978,768)
Net increase (decrease)		(2,588,546)	(1,635,852)
Net assets, beginning		11,453,812	13,089,664
Net assets, ending		$8,865,266	$11,453,812

Units sold		524,208	521,575
Units redeemed		(2,073,329)	(1,709,991)
Net increase (decrease)		(1,549,121)	(1,188,416)
Units outstanding, beginning		4,169,744	5,358,160
Units outstanding, ending		2,620,623	4,169,744

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$122,782,442
Cost of units redeemed/account charges			(151,112,186)
Net investment income (loss)			5,973,513
Net realized gain (loss)			19,273,864
Realized gain distributions			9,925,379
Net change in unrealized appreciation (depreciation)			2,022,254
Net assets			$8,865,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	2,621	$8,865	1.25%	23.2%	12/31/2025	$3.55	0	$0	1.00%	23.5%	12/31/2025	$3.72	0	$0	0.75%	23.8%
12/31/2024	2.75	4,170	11,454	1.25%	12.4%	12/31/2024	2.87	0	0	1.00%	12.7%	12/31/2024	3.01	0	0	0.75%	13.0%
12/31/2023	2.44	5,358	13,090	1.25%	19.3%	12/31/2023	2.55	0	0	1.00%	19.6%	12/31/2023	2.66	0	0	0.75%	19.9%
12/31/2022	2.05	6,811	13,947	1.25%	-18.3%	12/31/2022	2.13	0	0	1.00%	-18.1%	12/31/2022	2.22	0	0	0.75%	-17.9%
12/31/2021	2.51	8,826	22,130	1.25%	13.3%	12/31/2021	2.60	0	0	1.00%	13.6%	12/31/2021	2.71	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.91	0	$0	0.50%	24.1%	12/31/2025	$4.10	0	$0	0.25%	24.4%	12/31/2025	$4.30	0	$0	0.00%	24.7%
12/31/2024	3.15	0	0	0.50%	13.3%	12/31/2024	3.29	0	0	0.25%	13.6%	12/31/2024	3.45	0	0	0.00%	13.9%
12/31/2023	2.78	0	0	0.50%	20.2%	12/31/2023	2.90	0	0	0.25%	20.5%	12/31/2023	3.03	0	0	0.00%	20.8%
12/31/2022	2.31	0	0	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.51	0	0	0.00%	-17.3%
12/31/2021	2.81	0	0	0.50%	14.2%	12/31/2021	2.92	0	0	0.25%	14.5%	12/31/2021	3.03	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.6%
2023	1.8%
2022	1.8%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R3 Class - 06-183

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,013,722	$2,260,252	42,509
Receivables: investments sold	-
Payables: investments purchased	(3,214)
Net assets	$3,010,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,315,594	653,009	$3.55
Band 100	694,914	186,412	3.73
Band 75	-	-	3.92
Band 50	-	-	4.12
Band 25	-	-	4.33
Band 0	-	-	4.55
Total	$3,010,508	839,421

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,895
Mortality & expense charges			(34,816)
Net investment income (loss)			5,079

Gain (loss) on investments:
Net realized gain (loss)			163,725
Realized gain distributions			245,899
Net change in unrealized appreciation (depreciation)			187,586
Net gain (loss)			597,210

Increase (decrease) in net assets from operations			$602,289

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,079	$5,632
Net realized gain (loss)		163,725	279,810
Realized gain distributions		245,899	167,909
Net change in unrealized appreciation (depreciation)		187,586	(72,866)

Increase (decrease) in net assets from operations		602,289	380,485

Contract owner transactions:
Proceeds from units sold		139,354	569,861
Cost of units redeemed		(620,740)	(1,115,002)
Account charges		(712)	(797)
Increase (decrease)		(482,098)	(545,938)
Net increase (decrease)		120,191	(165,453)
Net assets, beginning		2,890,317	3,055,770
Net assets, ending		$3,010,508	$2,890,317

Units sold		44,995	213,419
Units redeemed		(195,326)	(398,275)
Net increase (decrease)		(150,331)	(184,856)
Units outstanding, beginning		989,752	1,174,608
Units outstanding, ending		839,421	989,752

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$56,317,088
Cost of units redeemed/account charges			(66,809,018)
Net investment income (loss)			1,574,664
Net realized gain (loss)			8,516,498
Realized gain distributions			2,657,806
Net change in unrealized appreciation (depreciation)			753,470
Net assets			$3,010,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.55	653	$2,316	1.25%	22.8%	12/31/2025	$3.73	186	$695	1.00%	23.1%	12/31/2025	$3.92	0	$0	0.75%	23.4%
12/31/2024	2.89	762	2,201	1.25%	12.1%	12/31/2024	3.03	227	689	1.00%	12.4%	12/31/2024	3.18	0	0	0.75%	12.7%
12/31/2023	2.58	920	2,371	1.25%	18.9%	12/31/2023	2.69	254	685	1.00%	19.2%	12/31/2023	2.82	0	0	0.75%	19.5%
12/31/2022	2.17	973	2,106	1.25%	-18.6%	12/31/2022	2.26	278	627	1.00%	-18.4%	12/31/2022	2.36	0	0	0.75%	-18.2%
12/31/2021	2.66	1,335	3,551	1.25%	13.0%	12/31/2021	2.77	303	839	1.00%	13.3%	12/31/2021	2.88	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.12	0	$0	0.50%	23.7%	12/31/2025	$4.33	0	$0	0.25%	24.0%	12/31/2025	$4.55	0	$0	0.00%	24.3%
12/31/2024	3.33	0	0	0.50%	13.0%	12/31/2024	3.49	0	0	0.25%	13.2%	12/31/2024	3.66	0	0	0.00%	13.5%
12/31/2023	2.95	0	0	0.50%	19.8%	12/31/2023	3.08	0	0	0.25%	20.1%	12/31/2023	3.23	0	0	0.00%	20.4%
12/31/2022	2.46	0	0	0.50%	-18.0%	12/31/2022	2.57	0	0	0.25%	-17.8%	12/31/2022	2.68	0	0	0.00%	-17.5%
12/31/2021	3.00	0	0	0.50%	13.9%	12/31/2021	3.12	0	0	0.25%	14.1%	12/31/2021	3.25	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.5%
2023	1.6%
2022	1.5%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EUPAC R5 Class - 06-296

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,840	$61,705	1,148
Receivables: investments sold	-
Payables: investments purchased	(1,367)
Net assets	$69,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,473	30,151	$2.30
Band 100	-	-	2.39
Band 75	-	-	2.49
Band 50	-	-	2.58
Band 25	-	-	2.68
Band 0	-	-	2.79
Total	$69,473	30,151

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,070
Mortality & expense charges			(900)
Net investment income (loss)			1,170

Gain (loss) on investments:
Net realized gain (loss)			2,744
Realized gain distributions			7,055
Net change in unrealized appreciation (depreciation)			6,229
Net gain (loss)			16,028

Increase (decrease) in net assets from operations			$17,198

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,170	$126
Net realized gain (loss)		2,744	347
Realized gain distributions		7,055	3,237
Net change in unrealized appreciation (depreciation)		6,229	(1,593)

Increase (decrease) in net assets from operations		17,198	2,117

Contract owner transactions:
Proceeds from units sold		2,713	8,081
Cost of units redeemed		(17,397)	(1,335)
Account charges		-	-
Increase (decrease)		(14,684)	6,746
Net increase (decrease)		2,514	8,863
Net assets, beginning		66,959	58,096
Net assets, ending		$69,473	$66,959

Units sold		1,321	4,420
Units redeemed		(8,223)	(702)
Net increase (decrease)		(6,902)	3,718
Units outstanding, beginning		37,053	33,335
Units outstanding, ending		30,151	37,053

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$70,818
Cost of units redeemed/account charges			(27,690)
Net investment income (loss)			2,115
Net realized gain (loss)			3,260
Realized gain distributions			11,835
Net change in unrealized appreciation (depreciation)			9,135
Net assets			$69,473

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	30	$69	1.25%	27.5%	12/31/2025	$2.39	0	$0	1.00%	27.8%	12/31/2025	$2.49	0	$0	0.75%	28.1%
12/31/2024	1.81	37	67	1.25%	3.7%	12/31/2024	1.87	0	0	1.00%	4.0%	12/31/2024	1.94	0	0	0.75%	4.2%
12/31/2023	1.74	33	58	1.25%	14.5%	12/31/2023	1.80	0	0	1.00%	14.8%	12/31/2023	1.86	0	0	0.75%	15.1%
12/31/2022	1.52	31	47	1.25%	-23.7%	12/31/2022	1.57	0	0	1.00%	-23.5%	12/31/2022	1.62	0	0	0.75%	-23.3%
12/31/2021	1.99	2	5	1.25%	1.5%	12/31/2021	2.05	0	0	1.00%	1.8%	12/31/2021	2.11	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.58	0	$0	0.50%	28.5%	12/31/2025	$2.68	0	$0	0.25%	28.8%	12/31/2025	$2.79	0	$0	0.00%	29.1%
12/31/2024	2.01	0	0	0.50%	4.5%	12/31/2024	2.08	0	0	0.25%	4.7%	12/31/2024	2.16	0	0	0.00%	5.0%
12/31/2023	1.92	0	0	0.50%	15.4%	12/31/2023	1.99	0	0	0.25%	15.7%	12/31/2023	2.05	0	0	0.00%	16.0%
12/31/2022	1.67	0	0	0.50%	-23.1%	12/31/2022	1.72	0	0	0.25%	-23.0%	12/31/2022	1.77	0	0	0.00%	-22.8%
12/31/2021	2.17	0	0	0.50%	2.3%	12/31/2021	2.23	0	0	0.25%	2.5%	12/31/2021	2.29	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	1.5%
2023	2.1%
2022	2.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EUPAC R4 Class - 06-212

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,752,239	$10,740,003	198,831
Receivables: investments sold	-
Payables: investments purchased	(82,843)
Net assets	$11,669,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,575,491	4,939,184	$2.34
Band 100	-	-	2.46
Band 75	-	-	2.58
Band 50	-	-	2.71
Band 25	-	-	2.84
Band 0	93,905	31,524	2.98
Total	$11,669,396	4,970,708

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$328,434
Mortality & expense charges			(139,159)
Net investment income (loss)			189,275

Gain (loss) on investments:
Net realized gain (loss)			310,854
Realized gain distributions			1,174,685
Net change in unrealized appreciation (depreciation)			1,023,791
Net gain (loss)			2,509,330

Increase (decrease) in net assets from operations			$2,698,605

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$189,275	$(12,235)
Net realized gain (loss)		310,854	143,165
Realized gain distributions		1,174,685	543,576
Net change in unrealized appreciation (depreciation)		1,023,791	(326,696)

Increase (decrease) in net assets from operations		2,698,605	347,810

Contract owner transactions:
Proceeds from units sold		1,742,425	1,449,646
Cost of units redeemed		(2,846,597)	(3,016,640)
Account charges		(5,924)	(7,339)
Increase (decrease)		(1,110,096)	(1,574,333)
Net increase (decrease)		1,588,509	(1,226,523)
Net assets, beginning		10,080,887	11,307,410
Net assets, ending		$11,669,396	$10,080,887

Units sold		840,736	787,306
Units redeemed		(1,330,863)	(1,661,032)
Net increase (decrease)		(490,127)	(873,726)
Units outstanding, beginning		5,460,835	6,334,561
Units outstanding, ending		4,970,708	5,460,835

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$222,208,904
Cost of units redeemed/account charges			(249,721,413)
Net investment income (loss)			656,926
Net realized gain (loss)			25,024,492
Realized gain distributions			12,488,251
Net change in unrealized appreciation (depreciation)			1,012,236
Net assets			$11,669,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	4,939	$11,575	1.25%	27.1%	12/31/2025	$2.46	0	$0	1.00%	27.4%	12/31/2025	$2.58	0	$0	0.75%	27.8%
12/31/2024	1.84	5,434	10,018	1.25%	3.4%	12/31/2024	1.93	0	0	1.00%	3.6%	12/31/2024	2.02	0	0	0.75%	3.9%
12/31/2023	1.78	6,311	11,256	1.25%	14.2%	12/31/2023	1.86	0	0	1.00%	14.5%	12/31/2023	1.94	0	0	0.75%	14.8%
12/31/2022	1.56	8,145	12,719	1.25%	-24.0%	12/31/2022	1.63	0	0	1.00%	-23.8%	12/31/2022	1.69	0	0	0.75%	-23.6%
12/31/2021	2.05	13,692	28,115	1.25%	1.2%	12/31/2021	2.13	0	0	1.00%	1.5%	12/31/2021	2.22	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	0	$0	0.50%	28.1%	12/31/2025	$2.84	0	$0	0.25%	28.4%	12/31/2025	$2.98	32	$94	0.00%	28.7%
12/31/2024	2.11	0	0	0.50%	4.2%	12/31/2024	2.21	0	0	0.25%	4.4%	12/31/2024	2.31	27	63	0.00%	4.7%
12/31/2023	2.03	0	0	0.50%	15.1%	12/31/2023	2.12	0	0	0.25%	15.4%	12/31/2023	2.21	23	51	0.00%	15.6%
12/31/2022	1.76	0	0	0.50%	-23.4%	12/31/2022	1.84	0	0	0.25%	-23.2%	12/31/2022	1.91	89	171	0.00%	-23.0%
12/31/2021	2.30	0	0	0.50%	2.0%	12/31/2021	2.39	0	0	0.25%	2.2%	12/31/2021	2.48	71	175	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	1.1%
2023	1.6%
2022	0.8%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EUPAC R3 Class - 06-181

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,344,556	$3,052,589	56,955
Receivables: investments sold	-
Payables: investments purchased	(15,495)
Net assets	$3,329,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,992,656	1,227,702	$2.44
Band 100	336,405	131,277	2.56
Band 75	-	-	2.69
Band 50	-	-	2.83
Band 25	-	-	2.98
Band 0	-	-	3.13
Total	$3,329,061	1,358,979

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$86,837
Mortality & expense charges			(47,821)
Net investment income (loss)			39,016

Gain (loss) on investments:
Net realized gain (loss)			246,683
Realized gain distributions			362,809
Net change in unrealized appreciation (depreciation)			294,729
Net gain (loss)			904,221

Increase (decrease) in net assets from operations			$943,237

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,016	$(22,170)
Net realized gain (loss)		246,683	126,972
Realized gain distributions		362,809	241,435
Net change in unrealized appreciation (depreciation)		294,729	(147,507)

Increase (decrease) in net assets from operations		943,237	198,730

Contract owner transactions:
Proceeds from units sold		493,429	539,617
Cost of units redeemed		(2,363,041)	(1,773,081)
Account charges		(2,445)	(2,648)
Increase (decrease)		(1,872,057)	(1,236,112)
Net increase (decrease)		(928,820)	(1,037,382)
Net assets, beginning		4,257,881	5,295,263
Net assets, ending		$3,329,061	$4,257,881

Units sold		236,606	276,824
Units redeemed		(1,083,859)	(900,373)
Net increase (decrease)		(847,253)	(623,549)
Units outstanding, beginning		2,206,232	2,829,781
Units outstanding, ending		1,358,979	2,206,232

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$83,416,085
Cost of units redeemed/account charges			(92,787,814)
Net investment income (loss)			(142,019)
Net realized gain (loss)			8,615,955
Realized gain distributions			3,934,887
Net change in unrealized appreciation (depreciation)			291,967
Net assets			$3,329,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	1,228	$2,993	1.25%	26.8%	12/31/2025	$2.56	131	$336	1.00%	27.1%	12/31/2025	$2.69	0	$0	0.75%	27.4%
12/31/2024	1.92	2,044	3,932	1.25%	3.1%	12/31/2024	2.02	162	326	1.00%	3.3%	12/31/2024	2.11	0	0	0.75%	3.6%
12/31/2023	1.87	2,655	4,954	1.25%	13.9%	12/31/2023	1.95	175	341	1.00%	14.2%	12/31/2023	2.04	0	0	0.75%	14.4%
12/31/2022	1.64	3,007	4,927	1.25%	-24.2%	12/31/2022	1.71	201	344	1.00%	-24.0%	12/31/2022	1.78	0	0	0.75%	-23.8%
12/31/2021	2.16	3,829	8,277	1.25%	0.9%	12/31/2021	2.25	254	572	1.00%	1.2%	12/31/2021	2.34	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.83	0	$0	0.50%	27.7%	12/31/2025	$2.98	0	$0	0.25%	28.0%	12/31/2025	$3.13	0	$0	0.00%	28.3%
12/31/2024	2.22	0	0	0.50%	3.8%	12/31/2024	2.33	0	0	0.25%	4.1%	12/31/2024	2.44	0	0	0.00%	4.4%
12/31/2023	2.14	0	0	0.50%	14.7%	12/31/2023	2.23	0	0	0.25%	15.0%	12/31/2023	2.34	0	0	0.00%	15.3%
12/31/2022	1.86	0	0	0.50%	-23.6%	12/31/2022	1.94	0	0	0.25%	-23.4%	12/31/2022	2.03	0	0	0.00%	-23.2%
12/31/2021	2.44	0	0	0.50%	1.7%	12/31/2021	2.54	0	0	0.25%	1.9%	12/31/2021	2.64	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	0.8%
2023	1.4%
2022	0.7%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R4 Class - 06-214

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,595,008	$2,642,881	39,254
Receivables: investments sold	1,089
Payables: investments purchased	-
Net assets	$3,596,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,596,097	669,053	$5.37
Band 100	-	-	5.64
Band 75	-	-	5.92
Band 50	-	-	6.21
Band 25	-	-	6.51
Band 0	-	-	6.83
Total	$3,596,097	669,053

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,869
Mortality & expense charges			(42,819)
Net investment income (loss)			(17,950)

Gain (loss) on investments:
Net realized gain (loss)			170,422
Realized gain distributions			270,524
Net change in unrealized appreciation (depreciation)			273,390
Net gain (loss)			714,336

Increase (decrease) in net assets from operations			$696,386

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,950)	$(7,790)
Net realized gain (loss)		170,422	433,668
Realized gain distributions		270,524	241,220
Net change in unrealized appreciation (depreciation)		273,390	13,174

Increase (decrease) in net assets from operations		696,386	680,272

Contract owner transactions:
Proceeds from units sold		293,191	225,673
Cost of units redeemed		(687,445)	(2,228,730)
Account charges		(2,642)	(4,247)
Increase (decrease)		(396,896)	(2,007,304)
Net increase (decrease)		299,490	(1,327,032)
Net assets, beginning		3,296,607	4,623,639
Net assets, ending		$3,596,097	$3,296,607

Units sold		63,122	55,750
Units redeemed		(146,532)	(585,016)
Net increase (decrease)		(83,410)	(529,266)
Units outstanding, beginning		752,463	1,281,729
Units outstanding, ending		669,053	752,463

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,766,613
Cost of units redeemed/account charges			(68,086,620)
Net investment income (loss)			500,794
Net realized gain (loss)			10,962,672
Realized gain distributions			8,500,511
Net change in unrealized appreciation (depreciation)			952,127
Net assets			$3,596,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.37	669	$3,596	1.25%	22.7%	12/31/2025	$5.64	0	$0	1.00%	23.0%	12/31/2025	$5.92	0	$0	0.75%	23.3%
12/31/2024	4.38	752	3,297	1.25%	21.4%	12/31/2024	4.58	0	0	1.00%	21.8%	12/31/2024	4.80	0	0	0.75%	22.1%
12/31/2023	3.61	1,282	4,624	1.25%	24.3%	12/31/2023	3.77	0	0	1.00%	24.6%	12/31/2023	3.93	0	0	0.75%	24.9%
12/31/2022	2.90	1,646	4,779	1.25%	-17.7%	12/31/2022	3.02	0	0	1.00%	-17.5%	12/31/2022	3.15	0	0	0.75%	-17.3%
12/31/2021	3.53	3,243	11,443	1.25%	20.9%	12/31/2021	3.66	0	0	1.00%	21.2%	12/31/2021	3.81	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.21	0	$0	0.50%	23.6%	12/31/2025	$6.51	0	$0	0.25%	23.9%	12/31/2025	$6.83	0	$0	0.00%	24.2%
12/31/2024	5.02	0	0	0.50%	22.4%	12/31/2024	5.26	0	0	0.25%	22.7%	12/31/2024	5.50	0	0	0.00%	23.0%
12/31/2023	4.10	0	0	0.50%	25.2%	12/31/2023	4.28	0	0	0.25%	25.5%	12/31/2023	4.47	0	0	0.00%	25.8%
12/31/2022	3.28	0	0	0.50%	-17.1%	12/31/2022	3.41	0	0	0.25%	-16.9%	12/31/2022	3.55	0	0	0.00%	-16.7%
12/31/2021	3.95	0	0	0.50%	21.8%	12/31/2021	4.11	0	0	0.25%	22.1%	12/31/2021	4.27	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.9%
2023	1.1%
2022	1.4%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R3 Class - 06-213

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,394,510	$3,171,136	47,960
Receivables: investments sold	-
Payables: investments purchased	(2,317)
Net assets	$4,392,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,657,656	720,832	$5.07
Band 100	734,537	137,973	5.32
Band 75	-	-	5.59
Band 50	-	-	5.86
Band 25	-	-	6.15
Band 0	-	-	6.45
Total	$4,392,193	858,805

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,414
Mortality & expense charges			(52,568)
Net investment income (loss)			(34,154)

Gain (loss) on investments:
Net realized gain (loss)			318,511
Realized gain distributions			329,859
Net change in unrealized appreciation (depreciation)			258,299
Net gain (loss)			906,669

Increase (decrease) in net assets from operations			$872,515

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,154)	$(25,422)
Net realized gain (loss)		318,511	661,300
Realized gain distributions		329,859	322,273
Net change in unrealized appreciation (depreciation)		258,299	66,062

Increase (decrease) in net assets from operations		872,515	1,024,213

Contract owner transactions:
Proceeds from units sold		285,341	331,026
Cost of units redeemed		(1,092,306)	(2,486,765)
Account charges		(3,350)	(3,250)
Increase (decrease)		(810,315)	(2,158,989)
Net increase (decrease)		62,200	(1,134,776)
Net assets, beginning		4,329,993	5,464,769
Net assets, ending		$4,392,193	$4,329,993

Units sold		62,294	86,650
Units redeemed		(239,112)	(634,870)
Net increase (decrease)		(176,818)	(548,220)
Units outstanding, beginning		1,035,623	1,583,843
Units outstanding, ending		858,805	1,035,623

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45,924,125
Cost of units redeemed/account charges			(59,152,916)
Net investment income (loss)			32,069
Net realized gain (loss)			10,019,959
Realized gain distributions			6,345,582
Net change in unrealized appreciation (depreciation)			1,223,374
Net assets			$4,392,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.07	721	$3,658	1.25%	22.3%	12/31/2025	$5.32	138	$735	1.00%	22.6%	12/31/2025	$5.59	0	$0	0.75%	22.9%
12/31/2024	4.15	861	3,572	1.25%	21.1%	12/31/2024	4.34	174	758	1.00%	21.4%	12/31/2024	4.54	0	0	0.75%	21.7%
12/31/2023	3.43	1,325	4,540	1.25%	23.9%	12/31/2023	3.58	259	925	1.00%	24.2%	12/31/2023	3.73	0	0	0.75%	24.5%
12/31/2022	2.76	1,415	3,912	1.25%	-18.0%	12/31/2022	2.88	297	855	1.00%	-17.8%	12/31/2022	3.00	0	0	0.75%	-17.6%
12/31/2021	3.37	2,051	6,915	1.25%	20.6%	12/31/2021	3.50	343	1,202	1.00%	20.9%	12/31/2021	3.64	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.86	0	$0	0.50%	23.2%	12/31/2025	$6.15	0	$0	0.25%	23.5%	12/31/2025	$6.45	0	$0	0.00%	23.9%
12/31/2024	4.75	0	0	0.50%	22.0%	12/31/2024	4.98	0	0	0.25%	22.3%	12/31/2024	5.21	0	0	0.00%	22.6%
12/31/2023	3.90	0	0	0.50%	24.8%	12/31/2023	4.07	0	0	0.25%	25.1%	12/31/2023	4.25	0	0	0.00%	25.5%
12/31/2022	3.12	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.38	0	0	0.00%	-17.0%
12/31/2021	3.78	0	0	0.50%	21.5%	12/31/2021	3.92	0	0	0.25%	21.8%	12/31/2021	4.08	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.8%
2023	0.9%
2022	1.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R4 Class - 06-209

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,704	$246,462	20,033
Receivables: investments sold	4,722
Payables: investments purchased	-
Net assets	$255,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,426	210,956	$1.21
Band 100	-	-	1.27
Band 75	-	-	1.33
Band 50	-	-	1.40
Band 25	-	-	1.47
Band 0	-	-	1.54
Total	$255,426	210,956

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,334
Mortality & expense charges			(3,255)
Net investment income (loss)			7,079

Gain (loss) on investments:
Net realized gain (loss)			1,173
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,582
Net gain (loss)			7,755

Increase (decrease) in net assets from operations			$14,834

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,079	$12,190
Net realized gain (loss)		1,173	(36,763)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,582	22,969

Increase (decrease) in net assets from operations		14,834	(1,604)

Contract owner transactions:
Proceeds from units sold		38,233	633,424
Cost of units redeemed		(119,562)	(786,465)
Account charges		(81)	(229)
Increase (decrease)		(81,410)	(153,270)
Net increase (decrease)		(66,576)	(154,874)
Net assets, beginning		322,002	476,876
Net assets, ending		$255,426	$322,002

Units sold		31,870	673,897
Units redeemed		(101,670)	(815,856)
Net increase (decrease)		(69,800)	(141,959)
Units outstanding, beginning		280,756	422,715
Units outstanding, ending		210,956	280,756

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,527,143
Cost of units redeemed/account charges			(5,281,870)
Net investment income (loss)			50,760
Net realized gain (loss)			(58,584)
Realized gain distributions			13,735
Net change in unrealized appreciation (depreciation)			4,242
Net assets			$255,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	211	$255	1.25%	5.6%	12/31/2025	$1.27	0	$0	1.00%	5.8%	12/31/2025	$1.33	0	$0	0.75%	6.1%
12/31/2024	1.15	281	322	1.25%	1.7%	12/31/2024	1.20	0	0	1.00%	1.9%	12/31/2024	1.26	0	0	0.75%	2.2%
12/31/2023	1.13	423	477	1.25%	3.2%	12/31/2023	1.18	0	0	1.00%	3.4%	12/31/2023	1.23	0	0	0.75%	3.7%
12/31/2022	1.09	413	451	1.25%	-8.7%	12/31/2022	1.14	0	0	1.00%	-8.4%	12/31/2022	1.19	0	0	0.75%	-8.2%
12/31/2021	1.20	405	485	1.25%	-2.1%	12/31/2021	1.24	0	0	1.00%	-1.8%	12/31/2021	1.29	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	6.4%	12/31/2025	$1.47	0	$0	0.25%	6.6%	12/31/2025	$1.54	0	$0	0.00%	6.9%
12/31/2024	1.31	0	0	0.50%	2.4%	12/31/2024	1.38	0	0	0.25%	2.7%	12/31/2024	1.44	0	0	0.00%	3.0%
12/31/2023	1.28	0	0	0.50%	4.0%	12/31/2023	1.34	0	0	0.25%	4.2%	12/31/2023	1.40	0	0	0.00%	4.5%
12/31/2022	1.23	0	0	0.50%	-8.0%	12/31/2022	1.29	0	0	0.25%	-7.8%	12/31/2022	1.34	0	0	0.00%	-7.5%
12/31/2021	1.34	0	0	0.50%	-1.3%	12/31/2021	1.39	0	0	0.25%	-1.1%	12/31/2021	1.45	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	4.5%
2023	3.0%
2022	2.1%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R3 Class - 06-186

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,252	$127,503	9,749
Receivables: investments sold	-
Payables: investments purchased	(48)
Net assets	$124,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,747	38,805	$1.15
Band 100	79,457	65,547	1.21
Band 75	-	-	1.27
Band 50	-	-	1.34
Band 25	-	-	1.41
Band 0	-	-	1.48
Total	$124,204	104,352

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,896
Mortality & expense charges			(1,465)
Net investment income (loss)			3,431

Gain (loss) on investments:
Net realized gain (loss)			(1,454)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,021
Net gain (loss)			3,567

Increase (decrease) in net assets from operations			$6,998

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,431	$4,058
Net realized gain (loss)		(1,454)	(2,318)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,021	971

Increase (decrease) in net assets from operations		6,998	2,711

Contract owner transactions:
Proceeds from units sold		13,950	5,445
Cost of units redeemed		(32,848)	(43,516)
Account charges		(119)	(145)
Increase (decrease)		(19,017)	(38,216)
Net increase (decrease)		(12,019)	(35,505)
Net assets, beginning		136,223	171,728
Net assets, ending		$124,204	$136,223

Units sold		12,496	5,038
Units redeemed		(28,746)	(39,509)
Net increase (decrease)		(16,250)	(34,471)
Units outstanding, beginning		120,602	155,073
Units outstanding, ending		104,352	120,602

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,053,636
Cost of units redeemed/account charges			(6,090,091)
Net investment income (loss)			111,236
Net realized gain (loss)			32,133
Realized gain distributions			20,541
Net change in unrealized appreciation (depreciation)			(3,251)
Net assets			$124,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	39	$45	1.25%	5.2%	12/31/2025	$1.21	66	$79	1.00%	5.4%	12/31/2025	$1.27	0	$0	0.75%	5.7%
12/31/2024	1.10	46	50	1.25%	1.4%	12/31/2024	1.15	75	86	1.00%	1.6%	12/31/2024	1.21	0	0	0.75%	1.9%
12/31/2023	1.08	75	81	1.25%	2.9%	12/31/2023	1.13	80	91	1.00%	3.1%	12/31/2023	1.18	0	0	0.75%	3.4%
12/31/2022	1.05	84	89	1.25%	-8.9%	12/31/2022	1.10	110	121	1.00%	-8.7%	12/31/2022	1.14	0	0	0.75%	-8.5%
12/31/2021	1.15	123	142	1.25%	-2.4%	12/31/2021	1.20	168	201	1.00%	-2.1%	12/31/2021	1.25	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	6.0%	12/31/2025	$1.41	0	$0	0.25%	6.2%	12/31/2025	$1.48	0	$0	0.00%	6.5%
12/31/2024	1.26	0	0	0.50%	2.1%	12/31/2024	1.33	0	0	0.25%	2.4%	12/31/2024	1.39	0	0	0.00%	2.6%
12/31/2023	1.24	0	0	0.50%	3.6%	12/31/2023	1.29	0	0	0.25%	3.9%	12/31/2023	1.35	0	0	0.00%	4.2%
12/31/2022	1.19	0	0	0.50%	-8.3%	12/31/2022	1.25	0	0	0.25%	-8.0%	12/31/2022	1.30	0	0	0.00%	-7.8%
12/31/2021	1.30	0	0	0.50%	-1.6%	12/31/2021	1.36	0	0	0.25%	-1.4%	12/31/2021	1.41	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.8%
2023	3.2%
2022	1.7%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R4 Class - 06-503

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,856,405	$4,801,715	84,732
Receivables: investments sold	3,708
Payables: investments purchased	-
Net assets	$5,860,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,860,113	1,396,258	$4.20
Band 100	-	-	4.35
Band 75	-	-	4.51
Band 50	-	-	4.68
Band 25	-	-	4.85
Band 0	-	-	5.03
Total	$5,860,113	1,396,258

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$57,760
Mortality & expense charges			(88,239)
Net investment income (loss)			(30,479)

Gain (loss) on investments:
Net realized gain (loss)			895,762
Realized gain distributions			307,321
Net change in unrealized appreciation (depreciation)			78,740
Net gain (loss)			1,281,823

Increase (decrease) in net assets from operations			$1,251,344

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,479)	$(51,941)
Net realized gain (loss)		895,762	203,168
Realized gain distributions		307,321	345,674
Net change in unrealized appreciation (depreciation)		78,740	536,588

Increase (decrease) in net assets from operations		1,251,344	1,033,489

Contract owner transactions:
Proceeds from units sold		1,147,496	1,145,076
Cost of units redeemed		(4,397,932)	(2,005,261)
Account charges		(3,929)	(4,316)
Increase (decrease)		(3,254,365)	(864,501)
Net increase (decrease)		(2,003,021)	168,988
Net assets, beginning		7,863,134	7,694,146
Net assets, ending		$5,860,113	$7,863,134

Units sold		318,427	365,010
Units redeemed		(1,164,580)	(652,114)
Net increase (decrease)		(846,153)	(287,104)
Units outstanding, beginning		2,242,411	2,529,515
Units outstanding, ending		1,396,258	2,242,411

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,599,222
Cost of units redeemed/account charges			(41,921,621)
Net investment income (loss)			(623,625)
Net realized gain (loss)			5,058,538
Realized gain distributions			4,692,909
Net change in unrealized appreciation (depreciation)			1,054,690
Net assets			$5,860,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.20	1,396	$5,860	1.25%	19.7%	12/31/2025	$4.35	0	$0	1.00%	20.0%	12/31/2025	$4.51	0	$0	0.75%	20.3%
12/31/2024	3.51	2,242	7,863	1.25%	15.3%	12/31/2024	3.63	0	0	1.00%	15.6%	12/31/2024	3.75	0	0	0.75%	15.9%
12/31/2023	3.04	2,530	7,694	1.25%	23.0%	12/31/2023	3.14	0	0	1.00%	23.3%	12/31/2023	3.24	0	0	0.75%	23.6%
12/31/2022	2.47	2,765	6,836	1.25%	-26.8%	12/31/2022	2.54	0	0	1.00%	-26.6%	12/31/2022	2.62	0	0	0.75%	-26.4%
12/31/2021	3.38	3,172	10,712	1.25%	16.2%	12/31/2021	3.47	0	0	1.00%	16.5%	12/31/2021	3.56	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	0	$0	0.50%	20.6%	12/31/2025	$4.85	0	$0	0.25%	20.9%	12/31/2025	$5.03	0	$0	0.00%	21.2%
12/31/2024	3.88	0	0	0.50%	16.2%	12/31/2024	4.01	0	0	0.25%	16.4%	12/31/2024	4.15	0	0	0.00%	16.7%
12/31/2023	3.34	0	0	0.50%	24.0%	12/31/2023	3.45	0	0	0.25%	24.3%	12/31/2023	3.56	0	0	0.00%	24.6%
12/31/2022	2.70	0	0	0.50%	-26.2%	12/31/2022	2.77	0	0	0.25%	-26.1%	12/31/2022	2.86	0	0	0.00%	-25.9%
12/31/2021	3.65	0	0	0.50%	17.1%	12/31/2021	3.75	0	0	0.25%	17.4%	12/31/2021	3.85	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.5%
2023	0.9%
2022	0.6%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R3 Class - 06-502

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,006,096	$1,694,070	29,361
Receivables: investments sold	-
Payables: investments purchased	(5,692)
Net assets	$2,000,404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,000,404	498,005	$4.02
Band 100	-	-	4.17
Band 75	-	-	4.32
Band 50	-	-	4.48
Band 25	-	-	4.64
Band 0	-	-	4.82
Total	$2,000,404	498,005

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,792
Mortality & expense charges			(24,125)
Net investment income (loss)			(9,333)

Gain (loss) on investments:
Net realized gain (loss)			121,932
Realized gain distributions			106,824
Net change in unrealized appreciation (depreciation)			126,100
Net gain (loss)			354,856

Increase (decrease) in net assets from operations			$345,523

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,333)	$(25,759)
Net realized gain (loss)		121,932	100,603
Realized gain distributions		106,824	116,041
Net change in unrealized appreciation (depreciation)		126,100	168,850

Increase (decrease) in net assets from operations		345,523	359,735

Contract owner transactions:
Proceeds from units sold		307,883	668,340
Cost of units redeemed		(1,045,358)	(1,024,277)
Account charges		(859)	(1,230)
Increase (decrease)		(738,334)	(357,167)
Net increase (decrease)		(392,811)	2,568
Net assets, beginning		2,393,215	2,390,647
Net assets, ending		$2,000,404	$2,393,215

Units sold		85,153	207,904
Units redeemed		(298,235)	(313,234)
Net increase (decrease)		(213,082)	(105,330)
Units outstanding, beginning		711,087	816,417
Units outstanding, ending		498,005	711,087

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,003,754
Cost of units redeemed/account charges			(16,517,594)
Net investment income (loss)			(320,527)
Net realized gain (loss)			1,621,561
Realized gain distributions			1,901,184
Net change in unrealized appreciation (depreciation)			312,026
Net assets			$2,000,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.02	498	$2,000	1.25%	19.4%	12/31/2025	$4.17	0	$0	1.00%	19.6%	12/31/2025	$4.32	0	$0	0.75%	19.9%
12/31/2024	3.37	711	2,393	1.25%	14.9%	12/31/2024	3.48	0	0	1.00%	15.2%	12/31/2024	3.60	0	0	0.75%	15.5%
12/31/2023	2.93	816	2,391	1.25%	22.7%	12/31/2023	3.02	0	0	1.00%	23.0%	12/31/2023	3.12	0	0	0.75%	23.3%
12/31/2022	2.39	813	1,940	1.25%	-27.0%	12/31/2022	2.46	0	0	1.00%	-26.8%	12/31/2022	2.53	0	0	0.75%	-26.6%
12/31/2021	3.27	925	3,024	1.25%	15.9%	12/31/2021	3.36	0	0	1.00%	16.2%	12/31/2021	3.45	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.48	0	$0	0.50%	20.2%	12/31/2025	$4.64	0	$0	0.25%	20.5%	12/31/2025	$4.82	0	$0	0.00%	20.9%
12/31/2024	3.72	0	0	0.50%	15.8%	12/31/2024	3.85	0	0	0.25%	16.1%	12/31/2024	3.99	0	0	0.00%	16.4%
12/31/2023	3.22	0	0	0.50%	23.6%	12/31/2023	3.32	0	0	0.25%	23.9%	12/31/2023	3.42	0	0	0.00%	24.2%
12/31/2022	2.60	0	0	0.50%	-26.5%	12/31/2022	2.68	0	0	0.25%	-26.3%	12/31/2022	2.76	0	0	0.00%	-26.1%
12/31/2021	3.54	0	0	0.50%	16.8%	12/31/2021	3.63	0	0	0.25%	17.0%	12/31/2021	3.73	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.3%
2023	0.7%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R4 Class - 06-689

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,166,283	$2,636,779	33,990
Receivables: investments sold	-
Payables: investments purchased	(20,833)
Net assets	$3,145,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,042,026	1,237,809	$2.46
Band 100	-	-	2.54
Band 75	-	-	2.63
Band 50	-	-	2.72
Band 25	-	-	2.82
Band 0	103,424	35,503	2.91
Total	$3,145,450	1,273,312

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$34,845
Mortality & expense charges			(41,108)
Net investment income (loss)			(6,263)

Gain (loss) on investments:
Net realized gain (loss)			222,264
Realized gain distributions			137,439
Net change in unrealized appreciation (depreciation)			434,410
Net gain (loss)			794,113

Increase (decrease) in net assets from operations			$787,850

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,263)	$(8,293)
Net realized gain (loss)		222,264	82,518
Realized gain distributions		137,439	80,624
Net change in unrealized appreciation (depreciation)		434,410	(27,254)

Increase (decrease) in net assets from operations		787,850	127,595

Contract owner transactions:
Proceeds from units sold		604,497	1,590,908
Cost of units redeemed		(1,235,576)	(786,769)
Account charges		(3,772)	(4,303)
Increase (decrease)		(634,851)	799,836
Net increase (decrease)		152,999	927,431
Net assets, beginning		2,992,451	2,065,020
Net assets, ending		$3,145,450	$2,992,451

Units sold		272,507	840,216
Units redeemed		(535,651)	(418,817)
Net increase (decrease)		(263,144)	421,399
Units outstanding, beginning		1,536,456	1,115,057
Units outstanding, ending		1,273,312	1,536,456

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,618,232
Cost of units redeemed/account charges			(51,279,912)
Net investment income (loss)			(364,179)
Net realized gain (loss)			6,079,484
Realized gain distributions			1,562,321
Net change in unrealized appreciation (depreciation)			529,504
Net assets			$3,145,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	1,238	$3,042	1.25%	26.6%	12/31/2025	$2.54	0	$0	1.00%	26.9%	12/31/2025	$2.63	0	$0	0.75%	27.2%
12/31/2024	1.94	1,509	2,931	1.25%	5.2%	12/31/2024	2.00	0	0	1.00%	5.5%	12/31/2024	2.07	0	0	0.75%	5.7%
12/31/2023	1.85	1,092	2,016	1.25%	14.4%	12/31/2023	1.90	0	0	1.00%	14.7%	12/31/2023	1.96	0	0	0.75%	14.9%
12/31/2022	1.61	1,031	1,665	1.25%	-23.0%	12/31/2022	1.66	0	0	1.00%	-22.8%	12/31/2022	1.70	0	0	0.75%	-22.6%
12/31/2021	2.10	1,480	3,102	1.25%	3.5%	12/31/2021	2.15	0	0	1.00%	3.7%	12/31/2021	2.20	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.72	0	$0	0.50%	27.5%	12/31/2025	$2.82	0	$0	0.25%	27.8%	12/31/2025	$2.91	36	$103	0.00%	28.2%
12/31/2024	2.13	0	0	0.50%	6.0%	12/31/2024	2.20	0	0	0.25%	6.2%	12/31/2024	2.27	27	62	0.00%	6.5%
12/31/2023	2.01	0	0	0.50%	15.2%	12/31/2023	2.07	0	0	0.25%	15.5%	12/31/2023	2.13	23	49	0.00%	15.8%
12/31/2022	1.75	0	0	0.50%	-22.4%	12/31/2022	1.79	0	0	0.25%	-22.2%	12/31/2022	1.84	32	59	0.00%	-22.0%
12/31/2021	2.25	0	0	0.50%	4.2%	12/31/2021	2.31	0	0	0.25%	4.5%	12/31/2021	2.36	23	54	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.0%
2023	1.4%
2022	0.7%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R3 Class - 06-691

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$870,993	$783,559	9,325
Receivables: investments sold	-
Payables: investments purchased	(17,987)
Net assets	$853,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$853,006	362,218	$2.35
Band 100	-	-	2.44
Band 75	-	-	2.52
Band 50	-	-	2.61
Band 25	-	-	2.70
Band 0	-	-	2.79
Total	$853,006	362,218

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,544
Mortality & expense charges			(13,165)
Net investment income (loss)			(5,621)

Gain (loss) on investments:
Net realized gain (loss)			139,031
Realized gain distributions			38,384
Net change in unrealized appreciation (depreciation)			75,284
Net gain (loss)			252,699

Increase (decrease) in net assets from operations			$247,078

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,621)	$(8,294)
Net realized gain (loss)		139,031	71,226
Realized gain distributions		38,384	30,063
Net change in unrealized appreciation (depreciation)		75,284	(35,388)

Increase (decrease) in net assets from operations		247,078	57,607

Contract owner transactions:
Proceeds from units sold		460,754	809,775
Cost of units redeemed		(955,109)	(585,931)
Account charges		(1,168)	(1,206)
Increase (decrease)		(495,523)	222,638
Net increase (decrease)		(248,445)	280,245
Net assets, beginning		1,101,451	821,206
Net assets, ending		$853,006	$1,101,451

Units sold		216,173	439,159
Units redeemed		(444,109)	(310,467)
Net increase (decrease)		(227,936)	128,692
Units outstanding, beginning		590,154	461,462
Units outstanding, ending		362,218	590,154

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,814,934
Cost of units redeemed/account charges			(3,590,093)
Net investment income (loss)			(58,565)
Net realized gain (loss)			414,981
Realized gain distributions			184,315
Net change in unrealized appreciation (depreciation)			87,434
Net assets			$853,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	362	$853	1.25%	26.2%	12/31/2025	$2.44	0	$0	1.00%	26.5%	12/31/2025	$2.52	0	$0	0.75%	26.8%
12/31/2024	1.87	590	1,101	1.25%	4.9%	12/31/2024	1.93	0	0	1.00%	5.1%	12/31/2024	1.99	0	0	0.75%	5.4%
12/31/2023	1.78	461	821	1.25%	14.0%	12/31/2023	1.83	0	0	1.00%	14.3%	12/31/2023	1.89	0	0	0.75%	14.6%
12/31/2022	1.56	420	655	1.25%	-23.2%	12/31/2022	1.60	0	0	1.00%	-23.0%	12/31/2022	1.65	0	0	0.75%	-22.8%
12/31/2021	2.03	435	885	1.25%	3.2%	12/31/2021	2.08	0	0	1.00%	3.4%	12/31/2021	2.13	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	27.1%	12/31/2025	$2.70	0	$0	0.25%	27.4%	12/31/2025	$2.79	0	$0	0.00%	27.8%
12/31/2024	2.05	0	0	0.50%	5.7%	12/31/2024	2.12	0	0	0.25%	5.9%	12/31/2024	2.18	0	0	0.00%	6.2%
12/31/2023	1.94	0	0	0.50%	14.9%	12/31/2023	2.00	0	0	0.25%	15.2%	12/31/2023	2.06	0	0	0.00%	15.5%
12/31/2022	1.69	0	0	0.50%	-22.7%	12/31/2022	1.74	0	0	0.25%	-22.5%	12/31/2022	1.78	0	0	0.00%	-22.3%
12/31/2021	2.18	0	0	0.50%	3.9%	12/31/2021	2.24	0	0	0.25%	4.2%	12/31/2021	2.29	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.7%
2023	1.2%
2022	0.6%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R4 Class - 06-332

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$490,273	$443,873	6,749
Receivables: investments sold	-
Payables: investments purchased	(224)
Net assets	$490,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$490,049	196,958	$2.49
Band 100	-	-	2.60
Band 75	-	-	2.72
Band 50	-	-	2.85
Band 25	-	-	2.98
Band 0	-	-	3.12
Total	$490,049	196,958

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,534
Mortality & expense charges			(6,326)
Net investment income (loss)			(2,792)

Gain (loss) on investments:
Net realized gain (loss)			26,994
Realized gain distributions			19,383
Net change in unrealized appreciation (depreciation)			13,874
Net gain (loss)			60,251

Increase (decrease) in net assets from operations			$57,459

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,792)	$(3,825)
Net realized gain (loss)		26,994	13,728
Realized gain distributions		19,383	-
Net change in unrealized appreciation (depreciation)		13,874	(8,158)

Increase (decrease) in net assets from operations		57,459	1,745

Contract owner transactions:
Proceeds from units sold		122,018	109,857
Cost of units redeemed		(223,200)	(370,147)
Account charges		(69)	(77)
Increase (decrease)		(101,251)	(260,367)
Net increase (decrease)		(43,792)	(258,622)
Net assets, beginning		533,841	792,463
Net assets, ending		$490,049	$533,841

Units sold		67,089	50,276
Units redeemed		(111,785)	(171,210)
Net increase (decrease)		(44,696)	(120,934)
Units outstanding, beginning		241,654	362,588
Units outstanding, ending		196,958	241,654

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,832,979
Cost of units redeemed/account charges			(10,148,193)
Net investment income (loss)			(211,773)
Net realized gain (loss)			1,179,754
Realized gain distributions			790,882
Net change in unrealized appreciation (depreciation)			46,400
Net assets			$490,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	197	$490	1.25%	12.6%	12/31/2025	$2.60	0	$0	1.00%	12.9%	12/31/2025	$2.72	0	$0	0.75%	13.2%
12/31/2024	2.21	242	534	1.25%	1.1%	12/31/2024	2.31	0	0	1.00%	1.3%	12/31/2024	2.41	0	0	0.75%	1.6%
12/31/2023	2.19	363	792	1.25%	17.4%	12/31/2023	2.28	0	0	1.00%	17.7%	12/31/2023	2.37	0	0	0.75%	18.0%
12/31/2022	1.86	466	868	1.25%	-30.8%	12/31/2022	1.93	0	0	1.00%	-30.6%	12/31/2022	2.01	0	0	0.75%	-30.4%
12/31/2021	2.69	526	1,414	1.25%	8.9%	12/31/2021	2.78	0	0	1.00%	9.2%	12/31/2021	2.88	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.85	0	$0	0.50%	13.5%	12/31/2025	$2.98	0	$0	0.25%	13.8%	12/31/2025	$3.12	0	$0	0.00%	14.0%
12/31/2024	2.51	0	0	0.50%	1.8%	12/31/2024	2.62	0	0	0.25%	2.1%	12/31/2024	2.74	0	0	0.00%	2.4%
12/31/2023	2.47	0	0	0.50%	18.3%	12/31/2023	2.57	0	0	0.25%	18.6%	12/31/2023	2.67	0	0	0.00%	18.9%
12/31/2022	2.08	0	0	0.50%	-30.2%	12/31/2022	2.17	0	0	0.25%	-30.1%	12/31/2022	2.25	0	0	0.00%	-29.9%
12/31/2021	2.99	0	0	0.50%	9.7%	12/31/2021	3.10	0	0	0.25%	10.0%	12/31/2021	3.21	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.5%
2023	0.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R3 Class - 06-333

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$670,739	$604,537	9,853
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$670,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$564,146	240,348	$2.35
Band 100	106,679	43,434	2.46
Band 75	-	-	2.57
Band 50	-	-	2.69
Band 25	-	-	2.81
Band 0	-	-	2.94
Total	$670,825	283,782

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,652
Mortality & expense charges			(7,579)
Net investment income (loss)			(3,927)

Gain (loss) on investments:
Net realized gain (loss)			22,767
Realized gain distributions			29,933
Net change in unrealized appreciation (depreciation)			26,271
Net gain (loss)			78,971

Increase (decrease) in net assets from operations			$75,044

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,927)	$(9,669)
Net realized gain (loss)		22,767	65,354
Realized gain distributions		29,933	-
Net change in unrealized appreciation (depreciation)		26,271	(49,661)

Increase (decrease) in net assets from operations		75,044	6,024

Contract owner transactions:
Proceeds from units sold		154,954	214,717
Cost of units redeemed		(158,505)	(772,389)
Account charges		(57)	(172)
Increase (decrease)		(3,608)	(557,844)
Net increase (decrease)		71,436	(551,820)
Net assets, beginning		599,389	1,151,209
Net assets, ending		$670,825	$599,389

Units sold		68,473	103,985
Units redeemed		(69,435)	(372,146)
Net increase (decrease)		(962)	(268,161)
Units outstanding, beginning		284,744	552,905
Units outstanding, ending		283,782	284,744

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,596,198
Cost of units redeemed/account charges			(8,789,017)
Net investment income (loss)			(252,593)
Net realized gain (loss)			1,054,744
Realized gain distributions			995,291
Net change in unrealized appreciation (depreciation)			66,202
Net assets			$670,825

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	240	$564	1.25%	12.3%	12/31/2025	$2.46	43	$107	1.00%	12.6%	12/31/2025	$2.57	0	$0	0.75%	12.8%
12/31/2024	2.09	239	500	1.25%	0.8%	12/31/2024	2.18	46	99	1.00%	1.0%	12/31/2024	2.28	0	0	0.75%	1.3%
12/31/2023	2.07	501	1,039	1.25%	17.1%	12/31/2023	2.16	52	112	1.00%	17.4%	12/31/2023	2.25	0	0	0.75%	17.6%
12/31/2022	1.77	422	748	1.25%	-31.0%	12/31/2022	1.84	78	144	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.57	725	1,861	1.25%	8.6%	12/31/2021	2.66	80	214	1.00%	8.9%	12/31/2021	2.75	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	0	$0	0.50%	13.1%	12/31/2025	$2.81	0	$0	0.25%	13.4%	12/31/2025	$2.94	0	$0	0.00%	13.7%
12/31/2024	2.38	0	0	0.50%	1.5%	12/31/2024	2.48	0	0	0.25%	1.8%	12/31/2024	2.59	0	0	0.00%	2.1%
12/31/2023	2.34	0	0	0.50%	17.9%	12/31/2023	2.44	0	0	0.25%	18.2%	12/31/2023	2.54	0	0	0.00%	18.5%
12/31/2022	1.98	0	0	0.50%	-30.4%	12/31/2022	2.06	0	0	0.25%	-30.3%	12/31/2022	2.14	0	0	0.00%	-30.1%
12/31/2021	2.85	0	0	0.50%	9.4%	12/31/2021	2.96	0	0	0.25%	9.7%	12/31/2021	3.06	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.3%
2023	0.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R4 Class - 06-216

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,173,582	$13,697,433	228,960
Receivables: investments sold	-
Payables: investments purchased	(10,151)
Net assets	$18,163,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,163,431	3,043,481	$5.97
Band 100	-	-	6.26
Band 75	-	-	6.57
Band 50	-	-	6.89
Band 25	-	-	7.23
Band 0	-	-	7.59
Total	$18,163,431	3,043,481

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41,443
Mortality & expense charges			(211,270)
Net investment income (loss)			(169,827)

Gain (loss) on investments:
Net realized gain (loss)			738,721
Realized gain distributions			1,728,852
Net change in unrealized appreciation (depreciation)			571,562
Net gain (loss)			3,039,135

Increase (decrease) in net assets from operations			$2,869,308

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(169,827)	$(144,334)
Net realized gain (loss)		738,721	1,145,287
Realized gain distributions		1,728,852	1,303,516
Net change in unrealized appreciation (depreciation)		571,562	1,430,572

Increase (decrease) in net assets from operations		2,869,308	3,735,041

Contract owner transactions:
Proceeds from units sold		1,631,223	1,741,822
Cost of units redeemed		(2,718,782)	(5,195,105)
Account charges		(4,190)	(9,702)
Increase (decrease)		(1,091,749)	(3,462,985)
Net increase (decrease)		1,777,559	272,056
Net assets, beginning		16,385,872	16,113,816
Net assets, ending		$18,163,431	$16,385,872

Units sold		301,357	388,397
Units redeemed		(508,356)	(1,190,742)
Net increase (decrease)		(206,999)	(802,345)
Units outstanding, beginning		3,250,480	4,052,825
Units outstanding, ending		3,043,481	3,250,480

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$137,287,702
Cost of units redeemed/account charges			(168,467,885)
Net investment income (loss)			(3,086,229)
Net realized gain (loss)			22,367,362
Realized gain distributions			25,586,332
Net change in unrealized appreciation (depreciation)			4,476,149
Net assets			$18,163,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.97	3,043	$18,163	1.25%	18.4%	12/31/2025	$6.26	0	$0	1.00%	18.7%	12/31/2025	$6.57	0	$0	0.75%	19.0%
12/31/2024	5.04	3,250	16,386	1.25%	26.8%	12/31/2024	5.28	0	0	1.00%	27.1%	12/31/2024	5.52	0	0	0.75%	27.4%
12/31/2023	3.98	4,053	16,114	1.25%	35.5%	12/31/2023	4.15	0	0	1.00%	35.8%	12/31/2023	4.33	0	0	0.75%	36.1%
12/31/2022	2.93	4,827	14,166	1.25%	-31.6%	12/31/2022	3.06	0	0	1.00%	-31.4%	12/31/2022	3.18	0	0	0.75%	-31.3%
12/31/2021	4.29	6,058	25,992	1.25%	17.8%	12/31/2021	4.46	0	0	1.00%	18.1%	12/31/2021	4.63	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.89	0	$0	0.50%	19.3%	12/31/2025	$7.23	0	$0	0.25%	19.6%	12/31/2025	$7.59	0	$0	0.00%	19.9%
12/31/2024	5.78	0	0	0.50%	27.7%	12/31/2024	6.05	0	0	0.25%	28.1%	12/31/2024	6.33	0	0	0.00%	28.4%
12/31/2023	4.52	0	0	0.50%	36.5%	12/31/2023	4.72	0	0	0.25%	36.8%	12/31/2023	4.93	0	0	0.00%	37.2%
12/31/2022	3.31	0	0	0.50%	-31.1%	12/31/2022	3.45	0	0	0.25%	-30.9%	12/31/2022	3.59	0	0	0.00%	-30.7%
12/31/2021	4.81	0	0	0.50%	18.7%	12/31/2021	4.99	0	0	0.25%	19.0%	12/31/2021	5.19	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.5%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R3 Class - 06-179

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,667,780	$8,688,565	150,617
Receivables: investments sold	-
Payables: investments purchased	(2,449)
Net assets	$11,665,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,531,965	1,617,664	$5.89
Band 100	2,133,366	344,404	6.19
Band 75	-	-	6.51
Band 50	-	-	6.85
Band 25	-	-	7.20
Band 0	-	-	7.56
Total	$11,665,331	1,962,068

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(136,978)
Net investment income (loss)			(136,978)

Gain (loss) on investments:
Net realized gain (loss)			871,550
Realized gain distributions			1,139,739
Net change in unrealized appreciation (depreciation)			42,313
Net gain (loss)			2,053,602

Increase (decrease) in net assets from operations			$1,916,624

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(136,978)	$(135,042)
Net realized gain (loss)		871,550	871,264
Realized gain distributions		1,139,739	963,883
Net change in unrealized appreciation (depreciation)		42,313	1,097,838

Increase (decrease) in net assets from operations		1,916,624	2,797,943

Contract owner transactions:
Proceeds from units sold		737,039	1,222,298
Cost of units redeemed		(2,791,537)	(3,309,373)
Account charges		(2,778)	(3,727)
Increase (decrease)		(2,057,276)	(2,090,802)
Net increase (decrease)		(140,652)	707,141
Net assets, beginning		11,805,983	11,098,842
Net assets, ending		$11,665,331	$11,805,983

Units sold		136,025	308,841
Units redeemed		(521,335)	(754,741)
Net increase (decrease)		(385,310)	(445,900)
Units outstanding, beginning		2,347,378	2,793,278
Units outstanding, ending		1,962,068	2,347,378

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$75,661,133
Cost of units redeemed/account charges			(96,926,335)
Net investment income (loss)			(2,773,430)
Net realized gain (loss)			17,405,911
Realized gain distributions			15,318,837
Net change in unrealized appreciation (depreciation)			2,979,215
Net assets			$11,665,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.89	1,618	$9,532	1.25%	18.0%	12/31/2025	$6.19	344	$2,133	1.00%	18.3%	12/31/2025	$6.51	0	$0	0.75%	18.6%
12/31/2024	4.99	1,984	9,905	1.25%	26.4%	12/31/2024	5.23	363	1,901	1.00%	26.7%	12/31/2024	5.49	0	0	0.75%	27.1%
12/31/2023	3.95	2,413	9,528	1.25%	35.1%	12/31/2023	4.13	380	1,571	1.00%	35.4%	12/31/2023	4.32	0	0	0.75%	35.7%
12/31/2022	2.92	2,743	8,020	1.25%	-31.8%	12/31/2022	3.05	470	1,432	1.00%	-31.6%	12/31/2022	3.18	0	0	0.75%	-31.5%
12/31/2021	4.29	3,649	15,642	1.25%	17.5%	12/31/2021	4.46	552	2,464	1.00%	17.7%	12/31/2021	4.64	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.85	0	$0	0.50%	18.9%	12/31/2025	$7.20	0	$0	0.25%	19.2%	12/31/2025	$7.56	0	$0	0.00%	19.5%
12/31/2024	5.76	0	0	0.50%	27.4%	12/31/2024	6.04	0	0	0.25%	27.7%	12/31/2024	6.33	0	0	0.00%	28.0%
12/31/2023	4.52	0	0	0.50%	36.1%	12/31/2023	4.73	0	0	0.25%	36.4%	12/31/2023	4.94	0	0	0.00%	36.8%
12/31/2022	3.32	0	0	0.50%	-31.3%	12/31/2022	3.46	0	0	0.25%	-31.1%	12/31/2022	3.62	0	0	0.00%	-30.9%
12/31/2021	4.83	0	0	0.50%	18.3%	12/31/2021	5.03	0	0	0.25%	18.6%	12/31/2021	5.24	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R4 Class - 06-448

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,803,097	$6,413,121	120,761
Receivables: investments sold	494
Payables: investments purchased	-
Net assets	$7,803,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,803,591	1,384,208	$5.64
Band 100	-	-	5.87
Band 75	-	-	6.11
Band 50	-	-	6.36
Band 25	-	-	6.62
Band 0	-	-	6.89
Total	$7,803,591	1,384,208

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$100,209
Mortality & expense charges			(95,165)
Net investment income (loss)			5,044

Gain (loss) on investments:
Net realized gain (loss)			412,336
Realized gain distributions			644,853
Net change in unrealized appreciation (depreciation)			(41)
Net gain (loss)			1,057,148

Increase (decrease) in net assets from operations			$1,062,192

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,044	$6,722
Net realized gain (loss)		412,336	448,734
Realized gain distributions		644,853	715,949
Net change in unrealized appreciation (depreciation)		(41)	213,104

Increase (decrease) in net assets from operations		1,062,192	1,384,509

Contract owner transactions:
Proceeds from units sold		790,449	1,141,840
Cost of units redeemed		(2,384,251)	(2,355,719)
Account charges		(1,518)	(4,381)
Increase (decrease)		(1,595,320)	(1,218,260)
Net increase (decrease)		(533,128)	166,249
Net assets, beginning		8,336,719	8,170,470
Net assets, ending		$7,803,591	$8,336,719

Units sold		156,239	273,658
Units redeemed		(482,085)	(532,357)
Net increase (decrease)		(325,846)	(258,699)
Units outstanding, beginning		1,710,054	1,968,753
Units outstanding, ending		1,384,208	1,710,054

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$88,913,039
Cost of units redeemed/account charges			(110,039,335)
Net investment income (loss)			1,723,211
Net realized gain (loss)			12,450,964
Realized gain distributions			13,365,736
Net change in unrealized appreciation (depreciation)			1,389,976
Net assets			$7,803,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.64	1,384	$7,804	1.25%	15.6%	12/31/2025	$5.87	0	$0	1.00%	15.9%	12/31/2025	$6.11	0	$0	0.75%	16.2%
12/31/2024	4.88	1,710	8,337	1.25%	17.5%	12/31/2024	5.06	0	0	1.00%	17.8%	12/31/2024	5.26	0	0	0.75%	18.1%
12/31/2023	4.15	1,969	8,170	1.25%	15.7%	12/31/2023	4.30	0	0	1.00%	16.0%	12/31/2023	4.45	0	0	0.75%	16.3%
12/31/2022	3.59	2,503	8,975	1.25%	-9.6%	12/31/2022	3.70	0	0	1.00%	-9.4%	12/31/2022	3.83	0	0	0.75%	-9.2%
12/31/2021	3.97	4,960	19,684	1.25%	26.8%	12/31/2021	4.09	0	0	1.00%	27.2%	12/31/2021	4.21	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.36	0	$0	0.50%	16.5%	12/31/2025	$6.62	0	$0	0.25%	16.8%	12/31/2025	$6.89	0	$0	0.00%	17.1%
12/31/2024	5.46	0	0	0.50%	18.4%	12/31/2024	5.67	0	0	0.25%	18.7%	12/31/2024	5.88	0	0	0.00%	19.0%
12/31/2023	4.61	0	0	0.50%	16.6%	12/31/2023	4.78	0	0	0.25%	16.9%	12/31/2023	4.95	0	0	0.00%	17.2%
12/31/2022	3.95	0	0	0.50%	-9.0%	12/31/2022	4.09	0	0	0.25%	-8.7%	12/31/2022	4.22	95	400	0.00%	-8.5%
12/31/2021	4.34	0	0	0.50%	27.8%	12/31/2021	4.48	0	0	0.25%	28.1%	12/31/2021	4.61	122	561	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	1.6%
2022	1.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R3 Class - 06-449

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,117,292	$1,813,092	32,989
Receivables: investments sold	3,274
Payables: investments purchased	-
Net assets	$2,120,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,120,566	394,848	$5.37
Band 100	-	-	5.59
Band 75	-	-	5.82
Band 50	-	-	6.06
Band 25	-	-	6.30
Band 0	-	-	6.56
Total	$2,120,566	394,848

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,231
Mortality & expense charges			(26,133)
Net investment income (loss)			(4,902)

Gain (loss) on investments:
Net realized gain (loss)			73,927
Realized gain distributions			182,811
Net change in unrealized appreciation (depreciation)			44,682
Net gain (loss)			301,420

Increase (decrease) in net assets from operations			$296,518

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,902)	$(4,877)
Net realized gain (loss)		73,927	221,844
Realized gain distributions		182,811	204,791
Net change in unrealized appreciation (depreciation)		44,682	(36,684)

Increase (decrease) in net assets from operations		296,518	385,074

Contract owner transactions:
Proceeds from units sold		225,905	479,136
Cost of units redeemed		(465,778)	(1,311,117)
Account charges		(2,446)	(2,171)
Increase (decrease)		(242,319)	(834,152)
Net increase (decrease)		54,199	(449,078)
Net assets, beginning		2,066,367	2,515,445
Net assets, ending		$2,120,566	$2,066,367

Units sold		45,624	109,166
Units redeemed		(94,455)	(297,911)
Net increase (decrease)		(48,831)	(188,745)
Units outstanding, beginning		443,679	632,424
Units outstanding, ending		394,848	443,679

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,388,176
Cost of units redeemed/account charges			(21,348,185)
Net investment income (loss)			204,149
Net realized gain (loss)			2,063,818
Realized gain distributions			2,508,408
Net change in unrealized appreciation (depreciation)			304,200
Net assets			$2,120,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.37	395	$2,121	1.25%	15.3%	12/31/2025	$5.59	0	$0	1.00%	15.6%	12/31/2025	$5.82	0	$0	0.75%	15.9%
12/31/2024	4.66	444	2,066	1.25%	17.1%	12/31/2024	4.84	0	0	1.00%	17.4%	12/31/2024	5.02	0	0	0.75%	17.7%
12/31/2023	3.98	632	2,515	1.25%	15.4%	12/31/2023	4.12	0	0	1.00%	15.7%	12/31/2023	4.27	0	0	0.75%	16.0%
12/31/2022	3.45	691	2,381	1.25%	-9.9%	12/31/2022	3.56	0	0	1.00%	-9.7%	12/31/2022	3.68	0	0	0.75%	-9.5%
12/31/2021	3.83	1,024	3,919	1.25%	26.5%	12/31/2021	3.94	0	0	1.00%	26.8%	12/31/2021	4.06	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.06	0	$0	0.50%	16.2%	12/31/2025	$6.30	0	$0	0.25%	16.5%	12/31/2025	$6.56	0	$0	0.00%	16.8%
12/31/2024	5.21	0	0	0.50%	18.0%	12/31/2024	5.41	0	0	0.25%	18.3%	12/31/2024	5.62	0	0	0.00%	18.6%
12/31/2023	4.42	0	0	0.50%	16.3%	12/31/2023	4.58	0	0	0.25%	16.6%	12/31/2023	4.74	0	0	0.00%	16.8%
12/31/2022	3.80	0	0	0.50%	-9.2%	12/31/2022	3.93	0	0	0.25%	-9.0%	12/31/2022	4.06	0	0	0.00%	-8.8%
12/31/2021	4.19	0	0	0.50%	27.4%	12/31/2021	4.32	0	0	0.25%	27.7%	12/31/2021	4.45	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	1.4%
2022	1.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R3 Class - 06-957

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,128,161	$2,024,335	174,881
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$2,128,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,128,310	1,420,205	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$2,128,310	1,420,205

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$45,522
Mortality & expense charges			(24,788)
Net investment income (loss)			20,734

Gain (loss) on investments:
Net realized gain (loss)			7,150
Realized gain distributions			85,003
Net change in unrealized appreciation (depreciation)			96,327
Net gain (loss)			188,480

Increase (decrease) in net assets from operations			$209,214

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,734	$22,051
Net realized gain (loss)		7,150	19,567
Realized gain distributions		85,003	36,164
Net change in unrealized appreciation (depreciation)		96,327	40,320

Increase (decrease) in net assets from operations		209,214	118,102

Contract owner transactions:
Proceeds from units sold		286,102	474,508
Cost of units redeemed		(155,712)	(702,010)
Account charges		(1,046)	(335)
Increase (decrease)		129,344	(227,837)
Net increase (decrease)		338,558	(109,735)
Net assets, beginning		1,789,752	1,899,487
Net assets, ending		$2,128,310	$1,789,752

Units sold		205,632	364,574
Units redeemed		(111,488)	(532,473)
Net increase (decrease)		94,144	(167,899)
Units outstanding, beginning		1,326,061	1,493,960
Units outstanding, ending		1,420,205	1,326,061

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,677,677
Cost of units redeemed/account charges			(6,145,387)
Net investment income (loss)			127,092
Net realized gain (loss)			65,347
Realized gain distributions			299,755
Net change in unrealized appreciation (depreciation)			103,826
Net assets			$2,128,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	1,420	$2,128	1.25%	11.0%	12/31/2025	$1.54	0	$0	1.00%	11.3%	12/31/2025	$1.58	0	$0	0.75%	11.6%
12/31/2024	1.35	1,326	1,790	1.25%	6.2%	12/31/2024	1.38	0	0	1.00%	6.4%	12/31/2024	1.42	0	0	0.75%	6.7%
12/31/2023	1.27	1,494	1,899	1.25%	6.7%	12/31/2023	1.30	0	0	1.00%	6.9%	12/31/2023	1.33	0	0	0.75%	7.2%
12/31/2022	1.19	1,665	1,984	1.25%	-10.9%	12/31/2022	1.21	0	0	1.00%	-10.7%	12/31/2022	1.24	0	0	0.75%	-10.5%
12/31/2021	1.34	2,071	2,771	1.25%	7.3%	12/31/2021	1.36	0	0	1.00%	7.6%	12/31/2021	1.38	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	11.9%	12/31/2025	$1.67	0	$0	0.25%	12.1%	12/31/2025	$1.71	0	$0	0.00%	12.4%
12/31/2024	1.45	0	0	0.50%	7.0%	12/31/2024	1.49	0	0	0.25%	7.2%	12/31/2024	1.52	0	0	0.00%	7.5%
12/31/2023	1.36	0	0	0.50%	7.5%	12/31/2023	1.39	0	0	0.25%	7.7%	12/31/2023	1.42	0	0	0.00%	8.0%
12/31/2022	1.26	0	0	0.50%	-10.2%	12/31/2022	1.29	0	0	0.25%	-10.0%	12/31/2022	1.31	0	0	0.00%	-9.8%
12/31/2021	1.41	0	0	0.50%	8.1%	12/31/2021	1.43	0	0	0.25%	8.4%	12/31/2021	1.45	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.5%
2023	2.3%
2022	1.8%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R4 Class - 06-958

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$201,465	$188,513	16,452
Receivables: investments sold	-
Payables: investments purchased	(250)
Net assets	$201,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$201,215	130,072	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$201,215	130,072

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,824
Mortality & expense charges			(3,494)
Net investment income (loss)			1,330

Gain (loss) on investments:
Net realized gain (loss)			37,396
Realized gain distributions			7,976
Net change in unrealized appreciation (depreciation)			(13,109)
Net gain (loss)			32,263

Increase (decrease) in net assets from operations			$33,593

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,330	$9,848
Net realized gain (loss)		37,396	11,759
Realized gain distributions		7,976	14,036
Net change in unrealized appreciation (depreciation)		(13,109)	9,733

Increase (decrease) in net assets from operations		33,593	45,376

Contract owner transactions:
Proceeds from units sold		27,486	46,156
Cost of units redeemed		(559,023)	(328,448)
Account charges		(58)	(2,928)
Increase (decrease)		(531,595)	(285,220)
Net increase (decrease)		(498,002)	(239,844)
Net assets, beginning		699,217	939,061
Net assets, ending		$201,215	$699,217

Units sold		18,735	33,989
Units redeemed		(391,630)	(250,429)
Net increase (decrease)		(372,895)	(216,440)
Units outstanding, beginning		502,967	719,407
Units outstanding, ending		130,072	502,967

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,801,806
Cost of units redeemed/account charges			(3,919,141)
Net investment income (loss)			76,416
Net realized gain (loss)			111,612
Realized gain distributions			117,570
Net change in unrealized appreciation (depreciation)			12,952
Net assets			$201,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	130	$201	1.25%	11.3%	12/31/2025	$1.59	0	$0	1.00%	11.6%	12/31/2025	$1.63	0	$0	0.75%	11.8%
12/31/2024	1.39	503	699	1.25%	6.5%	12/31/2024	1.42	0	0	1.00%	6.8%	12/31/2024	1.46	0	0	0.75%	7.0%
12/31/2023	1.31	719	939	1.25%	7.0%	12/31/2023	1.33	0	0	1.00%	7.2%	12/31/2023	1.36	0	0	0.75%	7.5%
12/31/2022	1.22	556	678	1.25%	-10.6%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.27	0	0	0.75%	-10.1%
12/31/2021	1.36	761	1,038	1.25%	7.6%	12/31/2021	1.39	0	0	1.00%	7.9%	12/31/2021	1.41	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	12.1%	12/31/2025	$1.72	0	$0	0.25%	12.4%	12/31/2025	$1.77	0	$0	0.00%	12.7%
12/31/2024	1.49	0	0	0.50%	7.3%	12/31/2024	1.53	0	0	0.25%	7.6%	12/31/2024	1.57	0	0	0.00%	7.8%
12/31/2023	1.39	0	0	0.50%	7.8%	12/31/2023	1.42	0	0	0.25%	8.1%	12/31/2023	1.45	0	0	0.00%	8.3%
12/31/2022	1.29	0	0	0.50%	-9.9%	12/31/2022	1.32	0	0	0.25%	-9.7%	12/31/2022	1.34	0	0	0.00%	-9.5%
12/31/2021	1.43	0	0	0.50%	8.4%	12/31/2021	1.46	0	0	0.25%	8.7%	12/31/2021	1.48	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	2.4%
2023	3.1%
2022	1.9%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R3 Class - 06-959

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,294,538	$1,242,060	101,582
Receivables: investments sold	643
Payables: investments purchased	-
Net assets	$1,295,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,295,181	837,646	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$1,295,181	837,646

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,425
Mortality & expense charges			(15,891)
Net investment income (loss)			11,534

Gain (loss) on investments:
Net realized gain (loss)			9,524
Realized gain distributions			60,181
Net change in unrealized appreciation (depreciation)			53,108
Net gain (loss)			122,813

Increase (decrease) in net assets from operations			$134,347

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,534	$14,561
Net realized gain (loss)		9,524	10,299
Realized gain distributions		60,181	27,330
Net change in unrealized appreciation (depreciation)		53,108	30,009

Increase (decrease) in net assets from operations		134,347	82,199

Contract owner transactions:
Proceeds from units sold		89,551	395,025
Cost of units redeemed		(160,022)	(481,401)
Account charges		(1,397)	(1,810)
Increase (decrease)		(71,868)	(88,186)
Net increase (decrease)		62,479	(5,987)
Net assets, beginning		1,232,702	1,238,689
Net assets, ending		$1,295,181	$1,232,702

Units sold		61,034	297,653
Units redeemed		(110,096)	(359,108)
Net increase (decrease)		(49,062)	(61,455)
Units outstanding, beginning		886,708	948,163
Units outstanding, ending		837,646	886,708

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,368,017
Cost of units redeemed/account charges			(5,617,883)
Net investment income (loss)			78,941
Net realized gain (loss)			154,412
Realized gain distributions			259,216
Net change in unrealized appreciation (depreciation)			52,478
Net assets			$1,295,181

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	838	$1,295	1.25%	11.2%	12/31/2025	$1.59	0	$0	1.00%	11.5%	12/31/2025	$1.63	0	$0	0.75%	11.8%
12/31/2024	1.39	887	1,233	1.25%	6.4%	12/31/2024	1.42	0	0	1.00%	6.7%	12/31/2024	1.46	0	0	0.75%	6.9%
12/31/2023	1.31	948	1,239	1.25%	7.6%	12/31/2023	1.33	0	0	1.00%	7.8%	12/31/2023	1.36	0	0	0.75%	8.1%
12/31/2022	1.21	845	1,026	1.25%	-11.9%	12/31/2022	1.24	0	0	1.00%	-11.7%	12/31/2022	1.26	0	0	0.75%	-11.5%
12/31/2021	1.38	800	1,104	1.25%	8.2%	12/31/2021	1.40	0	0	1.00%	8.4%	12/31/2021	1.43	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	12.1%	12/31/2025	$1.72	0	$0	0.25%	12.3%	12/31/2025	$1.77	0	$0	0.00%	12.6%
12/31/2024	1.49	0	0	0.50%	7.2%	12/31/2024	1.53	0	0	0.25%	7.5%	12/31/2024	1.57	0	0	0.00%	7.8%
12/31/2023	1.39	0	0	0.50%	8.4%	12/31/2023	1.42	0	0	0.25%	8.7%	12/31/2023	1.45	0	0	0.00%	8.9%
12/31/2022	1.29	0	0	0.50%	-11.3%	12/31/2022	1.31	0	0	0.25%	-11.1%	12/31/2022	1.34	0	0	0.00%	-10.8%
12/31/2021	1.45	0	0	0.50%	9.0%	12/31/2021	1.47	0	0	0.25%	9.3%	12/31/2021	1.50	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.5%
2023	2.6%
2022	2.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R4 Class - 06-969

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$454,211	$426,244	35,357
Receivables: investments sold	128
Payables: investments purchased	-
Net assets	$454,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$454,339	284,433	$1.60
Band 100	-	-	1.64
Band 75	-	-	1.68
Band 50	-	-	1.73
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$454,339	284,433

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,879
Mortality & expense charges			(5,242)
Net investment income (loss)			5,637

Gain (loss) on investments:
Net realized gain (loss)			2,957
Realized gain distributions			20,881
Net change in unrealized appreciation (depreciation)			16,499
Net gain (loss)			40,337

Increase (decrease) in net assets from operations			$45,974

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,637	$5,773
Net realized gain (loss)		2,957	2,283
Realized gain distributions		20,881	8,004
Net change in unrealized appreciation (depreciation)		16,499	5,427

Increase (decrease) in net assets from operations		45,974	21,487

Contract owner transactions:
Proceeds from units sold		75,138	69,424
Cost of units redeemed		(30,437)	(41,131)
Account charges		(881)	(990)
Increase (decrease)		43,820	27,303
Net increase (decrease)		89,794	48,790
Net assets, beginning		364,545	315,755
Net assets, ending		$454,339	$364,545

Units sold		50,205	49,747
Units redeemed		(20,563)	(30,362)
Net increase (decrease)		29,642	19,385
Units outstanding, beginning		254,791	235,406
Units outstanding, ending		284,433	254,791

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,068,596
Cost of units redeemed/account charges			(3,992,360)
Net investment income (loss)			64,576
Net realized gain (loss)			118,904
Realized gain distributions			166,656
Net change in unrealized appreciation (depreciation)			27,967
Net assets			$454,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	284	$454	1.25%	11.6%	12/31/2025	$1.64	0	$0	1.00%	11.9%	12/31/2025	$1.68	0	$0	0.75%	12.2%
12/31/2024	1.43	255	365	1.25%	6.7%	12/31/2024	1.47	0	0	1.00%	6.9%	12/31/2024	1.50	0	0	0.75%	7.2%
12/31/2023	1.34	235	316	1.25%	7.8%	12/31/2023	1.37	0	0	1.00%	8.1%	12/31/2023	1.40	0	0	0.75%	8.4%
12/31/2022	1.24	336	419	1.25%	-11.7%	12/31/2022	1.27	0	0	1.00%	-11.4%	12/31/2022	1.29	0	0	0.75%	-11.2%
12/31/2021	1.41	689	970	1.25%	8.6%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.46	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	0.50%	12.5%	12/31/2025	$1.78	0	$0	0.25%	12.8%	12/31/2025	$1.82	0	$0	0.00%	13.0%
12/31/2024	1.54	0	0	0.50%	7.5%	12/31/2024	1.58	0	0	0.25%	7.7%	12/31/2024	1.61	0	0	0.00%	8.0%
12/31/2023	1.43	0	0	0.50%	8.7%	12/31/2023	1.46	0	0	0.25%	8.9%	12/31/2023	1.49	0	0	0.00%	9.2%
12/31/2022	1.32	0	0	0.50%	-11.0%	12/31/2022	1.34	0	0	0.25%	-10.8%	12/31/2022	1.37	0	0	0.00%	-10.5%
12/31/2021	1.48	0	0	0.50%	9.4%	12/31/2021	1.50	0	0	0.25%	9.7%	12/31/2021	1.53	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	3.0%
2023	2.2%
2022	1.5%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R3 Class - 06-971

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,857,785	$3,638,340	274,638
Receivables: investments sold	-
Payables: investments purchased	(1,861)
Net assets	$3,855,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,855,924	2,393,011	$1.61
Band 100	-	-	1.65
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.79
Band 0	-	-	1.84
Total	$3,855,924	2,393,011

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$76,695
Mortality & expense charges			(50,695)
Net investment income (loss)			26,000

Gain (loss) on investments:
Net realized gain (loss)			91,586
Realized gain distributions			192,785
Net change in unrealized appreciation (depreciation)			149,071
Net gain (loss)			433,442

Increase (decrease) in net assets from operations			$459,442

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,000	$33,226
Net realized gain (loss)		91,586	128,935
Realized gain distributions		192,785	98,770
Net change in unrealized appreciation (depreciation)		149,071	124,537

Increase (decrease) in net assets from operations		459,442	385,468

Contract owner transactions:
Proceeds from units sold		444,451	846,497
Cost of units redeemed		(1,277,538)	(2,549,424)
Account charges		(5,987)	(6,933)
Increase (decrease)		(839,074)	(1,709,860)
Net increase (decrease)		(379,632)	(1,324,392)
Net assets, beginning		4,235,556	5,559,948
Net assets, ending		$3,855,924	$4,235,556

Units sold		322,876	619,899
Units redeemed		(877,782)	(1,808,014)
Net increase (decrease)		(554,906)	(1,188,115)
Units outstanding, beginning		2,947,917	4,136,032
Units outstanding, ending		2,393,011	2,947,917

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,128,718
Cost of units redeemed/account charges			(15,734,710)
Net investment income (loss)			333,598
Net realized gain (loss)			678,511
Realized gain distributions			1,230,362
Net change in unrealized appreciation (depreciation)			219,445
Net assets			$3,855,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	2,393	$3,856	1.25%	12.1%	12/31/2025	$1.65	0	$0	1.00%	12.4%	12/31/2025	$1.70	0	$0	0.75%	12.7%
12/31/2024	1.44	2,948	4,236	1.25%	6.9%	12/31/2024	1.47	0	0	1.00%	7.2%	12/31/2024	1.51	0	0	0.75%	7.4%
12/31/2023	1.34	4,136	5,560	1.25%	8.4%	12/31/2023	1.37	0	0	1.00%	8.7%	12/31/2023	1.40	0	0	0.75%	9.0%
12/31/2022	1.24	4,766	5,909	1.25%	-12.7%	12/31/2022	1.26	0	0	1.00%	-12.5%	12/31/2022	1.29	0	0	0.75%	-12.3%
12/31/2021	1.42	5,445	7,738	1.25%	8.6%	12/31/2021	1.44	0	0	1.00%	8.9%	12/31/2021	1.47	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	13.0%	12/31/2025	$1.79	0	$0	0.25%	13.3%	12/31/2025	$1.84	0	$0	0.00%	13.6%
12/31/2024	1.54	0	0	0.50%	7.7%	12/31/2024	1.58	0	0	0.25%	8.0%	12/31/2024	1.62	0	0	0.00%	8.2%
12/31/2023	1.43	0	0	0.50%	9.2%	12/31/2023	1.47	0	0	0.25%	9.5%	12/31/2023	1.50	0	0	0.00%	9.8%
12/31/2022	1.31	0	0	0.50%	-12.1%	12/31/2022	1.34	0	0	0.25%	-11.9%	12/31/2022	1.36	0	0	0.00%	-11.7%
12/31/2021	1.49	0	0	0.50%	9.4%	12/31/2021	1.52	0	0	0.25%	9.7%	12/31/2021	1.54	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.0%
2023	2.2%
2022	1.8%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R4 Class - 06-972

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,105,043	$1,976,443	148,777
Receivables: investments sold	159
Payables: investments purchased	-
Net assets	$2,105,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,105,202	1,265,480	$1.66
Band 100	-	-	1.71
Band 75	-	-	1.75
Band 50	-	-	1.80
Band 25	-	-	1.85
Band 0	-	-	1.90
Total	$2,105,202	1,265,480

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$47,226
Mortality & expense charges			(25,799)
Net investment income (loss)			21,427

Gain (loss) on investments:
Net realized gain (loss)			38,437
Realized gain distributions			104,142
Net change in unrealized appreciation (depreciation)			79,474
Net gain (loss)			222,053

Increase (decrease) in net assets from operations			$243,480

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,427	$27,599
Net realized gain (loss)		38,437	13,230
Realized gain distributions		104,142	46,126
Net change in unrealized appreciation (depreciation)		79,474	49,619

Increase (decrease) in net assets from operations		243,480	136,574

Contract owner transactions:
Proceeds from units sold		273,115	339,557
Cost of units redeemed		(428,742)	(822,859)
Account charges		(1,829)	(2,582)
Increase (decrease)		(157,456)	(485,884)
Net increase (decrease)		86,024	(349,310)
Net assets, beginning		2,019,178	2,368,488
Net assets, ending		$2,105,202	$2,019,178

Units sold		175,005	235,813
Units redeemed		(273,085)	(588,815)
Net increase (decrease)		(98,080)	(353,002)
Units outstanding, beginning		1,363,560	1,716,562
Units outstanding, ending		1,265,480	1,363,560

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,755,271
Cost of units redeemed/account charges			(21,224,421)
Net investment income (loss)			281,897
Net realized gain (loss)			1,085,401
Realized gain distributions			1,078,454
Net change in unrealized appreciation (depreciation)			128,600
Net assets			$2,105,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	1,265	$2,105	1.25%	12.3%	12/31/2025	$1.71	0	$0	1.00%	12.6%	12/31/2025	$1.75	0	$0	0.75%	12.9%
12/31/2024	1.48	1,364	2,019	1.25%	7.3%	12/31/2024	1.52	0	0	1.00%	7.6%	12/31/2024	1.55	0	0	0.75%	7.9%
12/31/2023	1.38	1,717	2,368	1.25%	8.7%	12/31/2023	1.41	0	0	1.00%	8.9%	12/31/2023	1.44	0	0	0.75%	9.2%
12/31/2022	1.27	1,756	2,229	1.25%	-12.5%	12/31/2022	1.29	0	0	1.00%	-12.2%	12/31/2022	1.32	0	0	0.75%	-12.0%
12/31/2021	1.45	2,849	4,132	1.25%	8.9%	12/31/2021	1.47	0	0	1.00%	9.2%	12/31/2021	1.50	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	13.2%	12/31/2025	$1.85	0	$0	0.25%	13.5%	12/31/2025	$1.90	0	$0	0.00%	13.8%
12/31/2024	1.59	0	0	0.50%	8.1%	12/31/2024	1.63	0	0	0.25%	8.4%	12/31/2024	1.67	0	0	0.00%	8.7%
12/31/2023	1.47	0	0	0.50%	9.5%	12/31/2023	1.50	0	0	0.25%	9.8%	12/31/2023	1.54	0	0	0.00%	10.0%
12/31/2022	1.34	0	0	0.50%	-11.8%	12/31/2022	1.37	0	0	0.25%	-11.6%	12/31/2022	1.40	0	0	0.00%	-11.4%
12/31/2021	1.52	0	0	0.50%	9.7%	12/31/2021	1.55	0	0	0.25%	10.0%	12/31/2021	1.58	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.4%
2023	2.6%
2022	1.6%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R3 Class - 06-973

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,869,612	$5,474,633	370,164
Receivables: investments sold	1,192
Payables: investments purchased	-
Net assets	$5,870,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,870,804	3,428,693	$1.71
Band 100	-	-	1.76
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.90
Band 0	-	-	1.96
Total	$5,870,804	3,428,693

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$109,909
Mortality & expense charges			(73,241)
Net investment income (loss)			36,668

Gain (loss) on investments:
Net realized gain (loss)			158,279
Realized gain distributions			282,241
Net change in unrealized appreciation (depreciation)			193,634
Net gain (loss)			634,154

Increase (decrease) in net assets from operations			$670,822

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,668	$39,899
Net realized gain (loss)		158,279	268,994
Realized gain distributions		282,241	161,465
Net change in unrealized appreciation (depreciation)		193,634	126,749

Increase (decrease) in net assets from operations		670,822	597,107

Contract owner transactions:
Proceeds from units sold		1,080,897	1,687,093
Cost of units redeemed		(2,354,149)	(4,658,605)
Account charges		(6,091)	(7,126)
Increase (decrease)		(1,279,343)	(2,978,638)
Net increase (decrease)		(608,521)	(2,381,531)
Net assets, beginning		6,479,325	8,860,856
Net assets, ending		$5,870,804	$6,479,325

Units sold		676,438	1,147,931
Units redeemed		(1,499,318)	(3,133,876)
Net increase (decrease)		(822,880)	(1,985,945)
Units outstanding, beginning		4,251,573	6,237,518
Units outstanding, ending		3,428,693	4,251,573

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,186,534
Cost of units redeemed/account charges			(20,603,511)
Net investment income (loss)			232,347
Net realized gain (loss)			1,081,799
Realized gain distributions			1,578,656
Net change in unrealized appreciation (depreciation)			394,979
Net assets			$5,870,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	3,429	$5,871	1.25%	12.4%	12/31/2025	$1.76	0	$0	1.00%	12.6%	12/31/2025	$1.81	0	$0	0.75%	12.9%
12/31/2024	1.52	4,252	6,479	1.25%	7.3%	12/31/2024	1.56	0	0	1.00%	7.5%	12/31/2024	1.60	0	0	0.75%	7.8%
12/31/2023	1.42	6,238	8,861	1.25%	9.9%	12/31/2023	1.45	0	0	1.00%	10.2%	12/31/2023	1.48	0	0	0.75%	10.5%
12/31/2022	1.29	5,548	7,171	1.25%	-14.4%	12/31/2022	1.32	0	0	1.00%	-14.2%	12/31/2022	1.34	0	0	0.75%	-14.0%
12/31/2021	1.51	6,171	9,317	1.25%	9.3%	12/31/2021	1.54	0	0	1.00%	9.5%	12/31/2021	1.56	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	13.2%	12/31/2025	$1.90	0	$0	0.25%	13.5%	12/31/2025	$1.96	0	$0	0.00%	13.8%
12/31/2024	1.64	0	0	0.50%	8.1%	12/31/2024	1.68	0	0	0.25%	8.4%	12/31/2024	1.72	0	0	0.00%	8.6%
12/31/2023	1.52	0	0	0.50%	10.7%	12/31/2023	1.55	0	0	0.25%	11.0%	12/31/2023	1.58	0	0	0.00%	11.3%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.39	0	0	0.25%	-13.5%	12/31/2022	1.42	0	0	0.00%	-13.3%
12/31/2021	1.59	0	0	0.50%	10.1%	12/31/2021	1.61	0	0	0.25%	10.4%	12/31/2021	1.64	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.8%
2023	2.2%
2022	1.5%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R4 Class - 06-974

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,184,744	$5,748,332	385,778
Receivables: investments sold	3,147
Payables: investments purchased	-
Net assets	$6,187,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,683,877	3,215,217	$1.77
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.91
Band 25	-	-	1.97
Band 0	504,014	249,685	2.02
Total	$6,187,891	3,464,902

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$130,432
Mortality & expense charges			(76,621)
Net investment income (loss)			53,811

Gain (loss) on investments:
Net realized gain (loss)			219,205
Realized gain distributions			291,464
Net change in unrealized appreciation (depreciation)			223,226
Net gain (loss)			733,895

Increase (decrease) in net assets from operations			$787,706

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,811	$84,752
Net realized gain (loss)		219,205	175,833
Realized gain distributions		291,464	184,389
Net change in unrealized appreciation (depreciation)		223,226	146,603

Increase (decrease) in net assets from operations		787,706	591,577

Contract owner transactions:
Proceeds from units sold		943,235	1,974,748
Cost of units redeemed		(3,023,922)	(3,295,392)
Account charges		(10,719)	(10,835)
Increase (decrease)		(2,091,406)	(1,331,479)
Net increase (decrease)		(1,303,700)	(739,902)
Net assets, beginning		7,491,591	8,231,493
Net assets, ending		$6,187,891	$7,491,591

Units sold		570,626	1,450,289
Units redeemed		(1,853,790)	(2,326,352)
Net increase (decrease)		(1,283,164)	(876,063)
Units outstanding, beginning		4,748,066	5,624,129
Units outstanding, ending		3,464,902	4,748,066

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,124,926
Cost of units redeemed/account charges			(31,407,920)
Net investment income (loss)			335,742
Net realized gain (loss)			1,732,127
Realized gain distributions			1,966,604
Net change in unrealized appreciation (depreciation)			436,412
Net assets			$6,187,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	3,215	$5,684	1.25%	12.7%	12/31/2025	$1.82	0	$0	1.00%	13.0%	12/31/2025	$1.86	0	$0	0.75%	13.3%
12/31/2024	1.57	4,521	7,091	1.25%	7.6%	12/31/2024	1.61	0	0	1.00%	7.8%	12/31/2024	1.65	0	0	0.75%	8.1%
12/31/2023	1.46	5,428	7,913	1.25%	10.2%	12/31/2023	1.49	0	0	1.00%	10.5%	12/31/2023	1.52	0	0	0.75%	10.7%
12/31/2022	1.32	5,442	7,200	1.25%	-14.1%	12/31/2022	1.35	0	0	1.00%	-13.9%	12/31/2022	1.37	0	0	0.75%	-13.7%
12/31/2021	1.54	6,241	9,614	1.25%	9.6%	12/31/2021	1.57	0	0	1.00%	9.9%	12/31/2021	1.59	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	13.6%	12/31/2025	$1.97	0	$0	0.25%	13.9%	12/31/2025	$2.02	250	$504	0.00%	14.1%
12/31/2024	1.69	0	0	0.50%	8.4%	12/31/2024	1.73	0	0	0.25%	8.7%	12/31/2024	1.77	227	401	0.00%	8.9%
12/31/2023	1.56	0	0	0.50%	11.0%	12/31/2023	1.59	0	0	0.25%	11.3%	12/31/2023	1.62	196	318	0.00%	11.6%
12/31/2022	1.40	0	0	0.50%	-13.5%	12/31/2022	1.43	0	0	0.25%	-13.3%	12/31/2022	1.46	160	233	0.00%	-13.0%
12/31/2021	1.62	0	0	0.50%	10.4%	12/31/2021	1.65	0	0	0.25%	10.7%	12/31/2021	1.67	126	211	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.3%
2023	2.4%
2022	1.7%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R3 Class - 06-976

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,794,231	$9,515,091	586,460
Receivables: investments sold	8,379
Payables: investments purchased	-
Net assets	$10,802,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,802,610	5,784,694	$1.87
Band 100	-	-	1.92
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$10,802,610	5,784,694

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$155,219
Mortality & expense charges			(129,067)
Net investment income (loss)			26,152

Gain (loss) on investments:
Net realized gain (loss)			281,933
Realized gain distributions			463,507
Net change in unrealized appreciation (depreciation)			543,123
Net gain (loss)			1,288,563

Increase (decrease) in net assets from operations			$1,314,715

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,152	$35,719
Net realized gain (loss)		281,933	391,137
Realized gain distributions		463,507	159,872
Net change in unrealized appreciation (depreciation)		543,123	338,566

Increase (decrease) in net assets from operations		1,314,715	925,294

Contract owner transactions:
Proceeds from units sold		1,881,807	2,208,869
Cost of units redeemed		(2,323,697)	(4,400,846)
Account charges		(13,173)	(15,017)
Increase (decrease)		(455,063)	(2,206,994)
Net increase (decrease)		859,652	(1,281,700)
Net assets, beginning		9,942,958	11,224,658
Net assets, ending		$10,802,610	$9,942,958

Units sold		1,083,624	1,396,214
Units redeemed		(1,345,292)	(2,774,476)
Net increase (decrease)		(261,668)	(1,378,262)
Units outstanding, beginning		6,046,362	7,424,624
Units outstanding, ending		5,784,694	6,046,362

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,990,543
Cost of units redeemed/account charges			(18,095,394)
Net investment income (loss)			91,947
Net realized gain (loss)			1,473,685
Realized gain distributions			2,062,689
Net change in unrealized appreciation (depreciation)			1,279,140
Net assets			$10,802,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	5,785	$10,803	1.25%	13.6%	12/31/2025	$1.92	0	$0	1.00%	13.8%	12/31/2025	$1.97	0	$0	0.75%	14.1%
12/31/2024	1.64	6,046	9,943	1.25%	8.8%	12/31/2024	1.68	0	0	1.00%	9.0%	12/31/2024	1.73	0	0	0.75%	9.3%
12/31/2023	1.51	7,425	11,225	1.25%	12.3%	12/31/2023	1.54	0	0	1.00%	12.6%	12/31/2023	1.58	0	0	0.75%	12.9%
12/31/2022	1.35	5,803	7,812	1.25%	-16.0%	12/31/2022	1.37	0	0	1.00%	-15.8%	12/31/2022	1.40	0	0	0.75%	-15.6%
12/31/2021	1.60	6,444	10,332	1.25%	11.0%	12/31/2021	1.63	0	0	1.00%	11.3%	12/31/2021	1.66	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	14.4%	12/31/2025	$2.08	0	$0	0.25%	14.7%	12/31/2025	$2.13	0	$0	0.00%	15.0%
12/31/2024	1.77	0	0	0.50%	9.6%	12/31/2024	1.81	0	0	0.25%	9.9%	12/31/2024	1.85	0	0	0.00%	10.1%
12/31/2023	1.61	0	0	0.50%	13.1%	12/31/2023	1.65	0	0	0.25%	13.4%	12/31/2023	1.68	0	0	0.00%	13.7%
12/31/2022	1.43	0	0	0.50%	-15.4%	12/31/2022	1.45	0	0	0.25%	-15.2%	12/31/2022	1.48	0	0	0.00%	-15.0%
12/31/2021	1.68	0	0	0.50%	11.8%	12/31/2021	1.71	0	0	0.25%	12.1%	12/31/2021	1.74	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.6%
2023	2.0%
2022	1.2%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R4 Class - 06-977

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,624,861	$12,247,429	731,747
Receivables: investments sold	7,587
Payables: investments purchased	-
Net assets	$13,632,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,881,532	6,681,722	$1.93
Band 100	-	-	1.98
Band 75	-	-	2.03
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	750,916	341,107	2.20
Total	$13,632,448	7,022,829

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$225,242
Mortality & expense charges			(141,956)
Net investment income (loss)			83,286

Gain (loss) on investments:
Net realized gain (loss)			306,885
Realized gain distributions			565,294
Net change in unrealized appreciation (depreciation)			627,328
Net gain (loss)			1,499,507

Increase (decrease) in net assets from operations			$1,582,793

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$83,286	$87,901
Net realized gain (loss)		306,885	177,779
Realized gain distributions		565,294	170,391
Net change in unrealized appreciation (depreciation)		627,328	457,522

Increase (decrease) in net assets from operations		1,582,793	893,593

Contract owner transactions:
Proceeds from units sold		3,921,265	2,187,841
Cost of units redeemed		(2,613,565)	(2,659,213)
Account charges		(12,047)	(9,102)
Increase (decrease)		1,295,653	(480,474)
Net increase (decrease)		2,878,446	413,119
Net assets, beginning		10,754,002	10,340,883
Net assets, ending		$13,632,448	$10,754,002

Units sold		2,171,260	1,329,348
Units redeemed		(1,462,820)	(1,648,055)
Net increase (decrease)		708,440	(318,707)
Units outstanding, beginning		6,314,389	6,633,096
Units outstanding, ending		7,022,829	6,314,389

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,552,099
Cost of units redeemed/account charges			(27,111,145)
Net investment income (loss)			294,459
Net realized gain (loss)			1,894,513
Realized gain distributions			2,625,090
Net change in unrealized appreciation (depreciation)			1,377,432
Net assets			$13,632,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	6,682	$12,882	1.25%	13.9%	12/31/2025	$1.98	0	$0	1.00%	14.2%	12/31/2025	$2.03	0	$0	0.75%	14.5%
12/31/2024	1.69	6,015	10,182	1.25%	9.1%	12/31/2024	1.73	0	0	1.00%	9.4%	12/31/2024	1.78	0	0	0.75%	9.7%
12/31/2023	1.55	6,353	9,857	1.25%	12.7%	12/31/2023	1.59	0	0	1.00%	13.0%	12/31/2023	1.62	0	0	0.75%	13.2%
12/31/2022	1.38	6,411	8,827	1.25%	-15.8%	12/31/2022	1.40	0	0	1.00%	-15.6%	12/31/2022	1.43	0	0	0.75%	-15.4%
12/31/2021	1.64	6,828	11,168	1.25%	11.3%	12/31/2021	1.66	0	0	1.00%	11.5%	12/31/2021	1.69	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	14.7%	12/31/2025	$2.14	0	$0	0.25%	15.0%	12/31/2025	$2.20	341	$751	0.00%	15.3%
12/31/2024	1.82	0	0	0.50%	9.9%	12/31/2024	1.86	0	0	0.25%	10.2%	12/31/2024	1.91	299	572	0.00%	10.5%
12/31/2023	1.66	0	0	0.50%	13.5%	12/31/2023	1.69	0	0	0.25%	13.8%	12/31/2023	1.73	280	484	0.00%	14.1%
12/31/2022	1.46	0	0	0.50%	-15.2%	12/31/2022	1.49	0	0	0.25%	-15.0%	12/31/2022	1.51	348	527	0.00%	-14.8%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.75	0	0	0.25%	12.4%	12/31/2021	1.78	376	668	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.0%
2023	2.0%
2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R3 Class - 06-978

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,812,586	$6,703,046	380,334
Receivables: investments sold	7,097
Payables: investments purchased	-
Net assets	$7,819,683

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,819,683	3,758,480	$2.08
Band 100	-	-	2.14
Band 75	-	-	2.19
Band 50	-	-	2.25
Band 25	-	-	2.31
Band 0	-	-	2.38
Total	$7,819,683	3,758,480

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$89,197
Mortality & expense charges			(93,536)
Net investment income (loss)			(4,339)

Gain (loss) on investments:
Net realized gain (loss)			258,336
Realized gain distributions			336,113
Net change in unrealized appreciation (depreciation)			437,771
Net gain (loss)			1,032,220

Increase (decrease) in net assets from operations			$1,027,881

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,339)	$(19,596)
Net realized gain (loss)		258,336	881,523
Realized gain distributions		336,113	177,696
Net change in unrealized appreciation (depreciation)		437,771	1,653

Increase (decrease) in net assets from operations		1,027,881	1,041,276

Contract owner transactions:
Proceeds from units sold		1,410,873	2,276,931
Cost of units redeemed		(1,825,389)	(7,023,507)
Account charges		(12,233)	(14,735)
Increase (decrease)		(426,749)	(4,761,311)
Net increase (decrease)		601,132	(3,720,035)
Net assets, beginning		7,218,551	10,938,586
Net assets, ending		$7,819,683	$7,218,551

Units sold		728,875	1,336,699
Units redeemed		(958,038)	(4,035,217)
Net increase (decrease)		(229,163)	(2,698,518)
Units outstanding, beginning		3,987,643	6,686,161
Units outstanding, ending		3,758,480	3,987,643

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,524,518
Cost of units redeemed/account charges			(18,618,612)
Net investment income (loss)			(122,882)
Net realized gain (loss)			1,918,721
Realized gain distributions			2,008,398
Net change in unrealized appreciation (depreciation)			1,109,540
Net assets			$7,819,683

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	3,758	$7,820	1.25%	14.9%	12/31/2025	$2.14	0	$0	1.00%	15.2%	12/31/2025	$2.19	0	$0	0.75%	15.5%
12/31/2024	1.81	3,988	7,219	1.25%	10.6%	12/31/2024	1.85	0	0	1.00%	10.9%	12/31/2024	1.90	0	0	0.75%	11.2%
12/31/2023	1.64	6,686	10,939	1.25%	14.7%	12/31/2023	1.67	0	0	1.00%	15.0%	12/31/2023	1.71	0	0	0.75%	15.3%
12/31/2022	1.43	5,887	8,393	1.25%	-17.9%	12/31/2022	1.45	0	0	1.00%	-17.6%	12/31/2022	1.48	0	0	0.75%	-17.4%
12/31/2021	1.74	5,974	10,370	1.25%	13.4%	12/31/2021	1.76	0	0	1.00%	13.6%	12/31/2021	1.79	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	15.8%	12/31/2025	$2.31	0	$0	0.25%	16.1%	12/31/2025	$2.38	0	$0	0.00%	16.4%
12/31/2024	1.95	0	0	0.50%	11.5%	12/31/2024	1.99	0	0	0.25%	11.8%	12/31/2024	2.04	0	0	0.00%	12.0%
12/31/2023	1.75	0	0	0.50%	15.6%	12/31/2023	1.78	0	0	0.25%	15.9%	12/31/2023	1.82	0	0	0.00%	16.2%
12/31/2022	1.51	0	0	0.50%	-17.2%	12/31/2022	1.54	0	0	0.25%	-17.0%	12/31/2022	1.57	0	0	0.00%	-16.8%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.85	0	0	0.25%	14.5%	12/31/2021	1.89	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.1%
2023	1.6%
2022	0.9%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R4 Class - 06-979

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,265,935	$13,862,853	782,324
Receivables: investments sold	14,232
Payables: investments purchased	-
Net assets	$16,280,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,608,353	7,268,570	$2.15
Band 100	-	-	2.21
Band 75	-	-	2.26
Band 50	-	-	2.33
Band 25	-	-	2.39
Band 0	671,814	273,985	2.45
Total	$16,280,167	7,542,555

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$224,978
Mortality & expense charges			(184,873)
Net investment income (loss)			40,105

Gain (loss) on investments:
Net realized gain (loss)			472,691
Realized gain distributions			690,267
Net change in unrealized appreciation (depreciation)			1,012,339
Net gain (loss)			2,175,297

Increase (decrease) in net assets from operations			$2,215,402

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,105	$75,713
Net realized gain (loss)		472,691	153,492
Realized gain distributions		690,267	354,123
Net change in unrealized appreciation (depreciation)		1,012,339	804,126

Increase (decrease) in net assets from operations		2,215,402	1,387,454

Contract owner transactions:
Proceeds from units sold		2,498,540	3,084,393
Cost of units redeemed		(2,980,170)	(1,821,434)
Account charges		(15,337)	(9,888)
Increase (decrease)		(496,967)	1,253,071
Net increase (decrease)		1,718,435	2,640,525
Net assets, beginning		14,561,732	11,921,207
Net assets, ending		$16,280,167	$14,561,732

Units sold		1,261,478	1,723,903
Units redeemed		(1,503,414)	(1,003,182)
Net increase (decrease)		(241,936)	720,721
Units outstanding, beginning		7,784,491	7,063,770
Units outstanding, ending		7,542,555	7,784,491

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,312,077
Cost of units redeemed/account charges			(26,734,507)
Net investment income (loss)			65,709
Net realized gain (loss)			2,051,055
Realized gain distributions			3,182,751
Net change in unrealized appreciation (depreciation)			2,403,082
Net assets			$16,280,167

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	7,269	$15,608	1.25%	15.3%	12/31/2025	$2.21	0	$0	1.00%	15.5%	12/31/2025	$2.26	0	$0	0.75%	15.8%
12/31/2024	1.86	7,541	14,051	1.25%	11.0%	12/31/2024	1.91	0	0	1.00%	11.3%	12/31/2024	1.95	0	0	0.75%	11.5%
12/31/2023	1.68	6,734	11,304	1.25%	15.0%	12/31/2023	1.72	0	0	1.00%	15.3%	12/31/2023	1.75	0	0	0.75%	15.6%
12/31/2022	1.46	6,610	9,648	1.25%	-17.6%	12/31/2022	1.49	0	0	1.00%	-17.3%	12/31/2022	1.52	0	0	0.75%	-17.1%
12/31/2021	1.77	7,270	12,871	1.25%	13.7%	12/31/2021	1.80	0	0	1.00%	14.0%	12/31/2021	1.83	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	0	$0	0.50%	16.1%	12/31/2025	$2.39	0	$0	0.25%	16.4%	12/31/2025	$2.45	274	$672	0.00%	16.7%
12/31/2024	2.00	0	0	0.50%	11.8%	12/31/2024	2.05	0	0	0.25%	12.1%	12/31/2024	2.10	243	511	0.00%	12.4%
12/31/2023	1.79	0	0	0.50%	15.9%	12/31/2023	1.83	0	0	0.25%	16.2%	12/31/2023	1.87	330	617	0.00%	16.5%
12/31/2022	1.55	0	0	0.50%	-16.9%	12/31/2022	1.58	0	0	0.25%	-16.7%	12/31/2022	1.61	306	491	0.00%	-16.5%
12/31/2021	1.86	0	0	0.50%	14.6%	12/31/2021	1.89	0	0	0.25%	14.8%	12/31/2021	1.92	262	504	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.8%
2023	1.8%
2022	1.1%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R3 Class - 06-981

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,663,922	$5,488,527	294,409
Receivables: investments sold	4,456
Payables: investments purchased	-
Net assets	$6,668,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,668,378	2,967,080	$2.25
Band 100	-	-	2.31
Band 75	-	-	2.37
Band 50	-	-	2.43
Band 25	-	-	2.50
Band 0	-	-	2.57
Total	$6,668,378	2,967,080

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$40,304
Mortality & expense charges			(74,007)
Net investment income (loss)			(33,703)

Gain (loss) on investments:
Net realized gain (loss)			168,209
Realized gain distributions			320,489
Net change in unrealized appreciation (depreciation)			484,907
Net gain (loss)			973,605

Increase (decrease) in net assets from operations			$939,902

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,703)	$(49,993)
Net realized gain (loss)		168,209	1,161,406
Realized gain distributions		320,489	116,555
Net change in unrealized appreciation (depreciation)		484,907	(131,598)

Increase (decrease) in net assets from operations		939,902	1,096,370

Contract owner transactions:
Proceeds from units sold		1,271,137	1,700,490
Cost of units redeemed		(1,048,186)	(7,084,366)
Account charges		(10,832)	(13,692)
Increase (decrease)		212,119	(5,397,568)
Net increase (decrease)		1,152,021	(4,301,198)
Net assets, beginning		5,516,357	9,817,555
Net assets, ending		$6,668,378	$5,516,357

Units sold		613,822	926,415
Units redeemed		(525,162)	(3,816,702)
Net increase (decrease)		88,660	(2,890,287)
Units outstanding, beginning		2,878,420	5,768,707
Units outstanding, ending		2,967,080	2,878,420

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,935,895
Cost of units redeemed/account charges			(16,200,969)
Net investment income (loss)			(247,179)
Net realized gain (loss)			2,193,297
Realized gain distributions			1,811,939
Net change in unrealized appreciation (depreciation)			1,175,395
Net assets			$6,668,378

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	2,967	$6,668	1.25%	17.3%	12/31/2025	$2.31	0	$0	1.00%	17.6%	12/31/2025	$2.37	0	$0	0.75%	17.9%
12/31/2024	1.92	2,878	5,516	1.25%	12.6%	12/31/2024	1.96	0	0	1.00%	12.9%	12/31/2024	2.01	0	0	0.75%	13.2%
12/31/2023	1.70	5,769	9,818	1.25%	17.1%	12/31/2023	1.74	0	0	1.00%	17.4%	12/31/2023	1.78	0	0	0.75%	17.7%
12/31/2022	1.45	4,648	6,754	1.25%	-19.1%	12/31/2022	1.48	0	0	1.00%	-18.9%	12/31/2022	1.51	0	0	0.75%	-18.7%
12/31/2021	1.80	4,790	8,604	1.25%	14.6%	12/31/2021	1.83	0	0	1.00%	14.9%	12/31/2021	1.86	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.43	0	$0	0.50%	18.2%	12/31/2025	$2.50	0	$0	0.25%	18.4%	12/31/2025	$2.57	0	$0	0.00%	18.7%
12/31/2024	2.06	0	0	0.50%	13.5%	12/31/2024	2.11	0	0	0.25%	13.7%	12/31/2024	2.16	0	0	0.00%	14.0%
12/31/2023	1.82	0	0	0.50%	18.0%	12/31/2023	1.85	0	0	0.25%	18.3%	12/31/2023	1.90	0	0	0.00%	18.6%
12/31/2022	1.54	0	0	0.50%	-18.5%	12/31/2022	1.57	0	0	0.25%	-18.3%	12/31/2022	1.60	0	0	0.00%	-18.1%
12/31/2021	1.89	0	0	0.50%	15.5%	12/31/2021	1.92	0	0	0.25%	15.8%	12/31/2021	1.95	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.7%
2023	1.4%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R4 Class - 06-982

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,873,829	$13,698,318	736,725
Receivables: investments sold	11,925
Payables: investments purchased	-
Net assets	$16,885,754

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,754,544	7,217,866	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.45
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	131,210	49,503	2.65
Total	$16,885,754	7,267,369

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$143,026
Mortality & expense charges			(195,553)
Net investment income (loss)			(52,527)

Gain (loss) on investments:
Net realized gain (loss)			577,721
Realized gain distributions			800,755
Net change in unrealized appreciation (depreciation)			1,278,426
Net gain (loss)			2,656,902

Increase (decrease) in net assets from operations			$2,604,375

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,527)	$8,084
Net realized gain (loss)		577,721	228,252
Realized gain distributions		800,755	312,957
Net change in unrealized appreciation (depreciation)		1,278,426	1,100,358

Increase (decrease) in net assets from operations		2,604,375	1,649,651

Contract owner transactions:
Proceeds from units sold		2,571,127	2,529,068
Cost of units redeemed		(2,967,855)	(1,731,921)
Account charges		(16,601)	(14,955)
Increase (decrease)		(413,329)	782,192
Net increase (decrease)		2,191,046	2,431,843
Net assets, beginning		14,694,708	12,262,865
Net assets, ending		$16,885,754	$14,694,708

Units sold		1,212,001	1,347,593
Units redeemed		(1,384,577)	(920,980)
Net increase (decrease)		(172,576)	426,613
Units outstanding, beginning		7,439,945	7,013,332
Units outstanding, ending		7,267,369	7,439,945

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,893,734
Cost of units redeemed/account charges			(22,152,941)
Net investment income (loss)			(187,480)
Net realized gain (loss)			2,041,601
Realized gain distributions			3,115,329
Net change in unrealized appreciation (depreciation)			3,175,511
Net assets			$16,885,754

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	7,218	$16,755	1.25%	17.6%	12/31/2025	$2.38	0	$0	1.00%	17.9%	12/31/2025	$2.45	0	$0	0.75%	18.2%
12/31/2024	1.97	7,400	14,607	1.25%	12.9%	12/31/2024	2.02	0	0	1.00%	13.2%	12/31/2024	2.07	0	0	0.75%	13.5%
12/31/2023	1.75	6,984	12,205	1.25%	17.5%	12/31/2023	1.79	0	0	1.00%	17.8%	12/31/2023	1.82	0	0	0.75%	18.1%
12/31/2022	1.49	6,614	9,837	1.25%	-18.9%	12/31/2022	1.52	0	0	1.00%	-18.7%	12/31/2022	1.54	0	0	0.75%	-18.5%
12/31/2021	1.83	6,264	11,483	1.25%	14.9%	12/31/2021	1.86	0	0	1.00%	15.2%	12/31/2021	1.89	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	18.5%	12/31/2025	$2.58	0	$0	0.25%	18.8%	12/31/2025	$2.65	50	$131	0.00%	19.1%
12/31/2024	2.12	0	0	0.50%	13.8%	12/31/2024	2.17	0	0	0.25%	14.1%	12/31/2024	2.23	39	88	0.00%	14.4%
12/31/2023	1.86	0	0	0.50%	18.4%	12/31/2023	1.90	0	0	0.25%	18.7%	12/31/2023	1.95	30	58	0.00%	19.0%
12/31/2022	1.57	0	0	0.50%	-18.3%	12/31/2022	1.60	0	0	0.25%	-18.1%	12/31/2022	1.64	19	30	0.00%	-17.9%
12/31/2021	1.93	0	0	0.50%	15.8%	12/31/2021	1.96	0	0	0.25%	16.1%	12/31/2021	1.99	10	20	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.3%
2023	1.6%
2022	0.9%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R3 Class - 06-983

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,680,979	$5,599,068	284,898
Receivables: investments sold	5,589
Payables: investments purchased	-
Net assets	$6,686,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,686,568	2,907,346	$2.30
Band 100	-	-	2.36
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.56
Band 0	-	-	2.63
Total	$6,686,568	2,907,346

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,794
Mortality & expense charges			(70,325)
Net investment income (loss)			(40,531)

Gain (loss) on investments:
Net realized gain (loss)			222,856
Realized gain distributions			326,099
Net change in unrealized appreciation (depreciation)			425,591
Net gain (loss)			974,546

Increase (decrease) in net assets from operations			$934,015

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,531)	$(38,750)
Net realized gain (loss)		222,856	754,800
Realized gain distributions		326,099	113,975
Net change in unrealized appreciation (depreciation)		425,591	64,918

Increase (decrease) in net assets from operations		934,015	894,943

Contract owner transactions:
Proceeds from units sold		1,649,951	1,842,878
Cost of units redeemed		(1,175,388)	(4,444,637)
Account charges		(9,145)	(14,615)
Increase (decrease)		465,418	(2,616,374)
Net increase (decrease)		1,399,433	(1,721,431)
Net assets, beginning		5,287,135	7,008,566
Net assets, ending		$6,686,568	$5,287,135

Units sold		878,573	1,018,612
Units redeemed		(687,109)	(2,371,292)
Net increase (decrease)		191,464	(1,352,680)
Units outstanding, beginning		2,715,882	4,068,562
Units outstanding, ending		2,907,346	2,715,882

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,610,193
Cost of units redeemed/account charges			(13,020,203)
Net investment income (loss)			(204,548)
Net realized gain (loss)			1,843,228
Realized gain distributions			1,375,987
Net change in unrealized appreciation (depreciation)			1,081,911
Net assets			$6,686,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	2,907	$6,687	1.25%	18.1%	12/31/2025	$2.36	0	$0	1.00%	18.4%	12/31/2025	$2.43	0	$0	0.75%	18.7%
12/31/2024	1.95	2,716	5,287	1.25%	13.0%	12/31/2024	1.99	0	0	1.00%	13.3%	12/31/2024	2.04	0	0	0.75%	13.6%
12/31/2023	1.72	4,069	7,009	1.25%	17.9%	12/31/2023	1.76	0	0	1.00%	18.2%	12/31/2023	1.80	0	0	0.75%	18.5%
12/31/2022	1.46	2,916	4,260	1.25%	-19.7%	12/31/2022	1.49	0	0	1.00%	-19.5%	12/31/2022	1.52	0	0	0.75%	-19.3%
12/31/2021	1.82	3,057	5,563	1.25%	15.0%	12/31/2021	1.85	0	0	1.00%	15.3%	12/31/2021	1.88	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	19.0%	12/31/2025	$2.56	0	$0	0.25%	19.3%	12/31/2025	$2.63	0	$0	0.00%	19.6%
12/31/2024	2.09	0	0	0.50%	13.9%	12/31/2024	2.14	0	0	0.25%	14.2%	12/31/2024	2.20	0	0	0.00%	14.4%
12/31/2023	1.84	0	0	0.50%	18.8%	12/31/2023	1.88	0	0	0.25%	19.1%	12/31/2023	1.92	0	0	0.00%	19.4%
12/31/2022	1.55	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.91	0	0	0.50%	15.8%	12/31/2021	1.94	0	0	0.25%	16.1%	12/31/2021	1.98	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.7%
2023	1.4%
2022	0.4%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R4 Class - 06-984

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,975,981	$12,049,057	627,806
Receivables: investments sold	-
Payables: investments purchased	(15,349)
Net assets	$14,960,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,772,975	6,222,555	$2.37
Band 100	-	-	2.44
Band 75	-	-	2.50
Band 50	-	-	2.57
Band 25	-	-	2.64
Band 0	187,657	69,223	2.71
Total	$14,960,632	6,291,778

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$102,421
Mortality & expense charges			(168,997)
Net investment income (loss)			(66,576)

Gain (loss) on investments:
Net realized gain (loss)			478,322
Realized gain distributions			720,691
Net change in unrealized appreciation (depreciation)			1,215,308
Net gain (loss)			2,414,321

Increase (decrease) in net assets from operations			$2,347,745

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(66,576)	$(8,345)
Net realized gain (loss)		478,322	266,826
Realized gain distributions		720,691	258,941
Net change in unrealized appreciation (depreciation)		1,215,308	910,166

Increase (decrease) in net assets from operations		2,347,745	1,427,588

Contract owner transactions:
Proceeds from units sold		2,679,893	2,099,537
Cost of units redeemed		(2,235,111)	(1,979,448)
Account charges		(13,334)	(13,664)
Increase (decrease)		431,448	106,425
Net increase (decrease)		2,779,193	1,534,013
Net assets, beginning		12,181,439	10,647,426
Net assets, ending		$14,960,632	$12,181,439

Units sold		1,271,645	1,095,001
Units redeemed		(1,050,563)	(1,039,434)
Net increase (decrease)		221,082	55,567
Units outstanding, beginning		6,070,696	6,015,129
Units outstanding, ending		6,291,778	6,070,696

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,201,186
Cost of units redeemed/account charges			(21,074,548)
Net investment income (loss)			(267,091)
Net realized gain (loss)			2,277,241
Realized gain distributions			2,896,920
Net change in unrealized appreciation (depreciation)			2,926,924
Net assets			$14,960,632

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	6,223	$14,773	1.25%	18.5%	12/31/2025	$2.44	0	$0	1.00%	18.8%	12/31/2025	$2.50	0	$0	0.75%	19.1%
12/31/2024	2.00	6,001	12,025	1.25%	13.4%	12/31/2024	2.05	0	0	1.00%	13.7%	12/31/2024	2.10	0	0	0.75%	14.0%
12/31/2023	1.77	5,926	10,471	1.25%	18.2%	12/31/2023	1.81	0	0	1.00%	18.5%	12/31/2023	1.84	0	0	0.75%	18.8%
12/31/2022	1.49	5,238	7,831	1.25%	-19.5%	12/31/2022	1.52	0	0	1.00%	-19.3%	12/31/2022	1.55	0	0	0.75%	-19.1%
12/31/2021	1.86	6,210	11,526	1.25%	15.3%	12/31/2021	1.89	0	0	1.00%	15.6%	12/31/2021	1.92	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	19.4%	12/31/2025	$2.64	0	$0	0.25%	19.7%	12/31/2025	$2.71	69	$188	0.00%	20.0%
12/31/2024	2.15	0	0	0.50%	14.2%	12/31/2024	2.21	0	0	0.25%	14.5%	12/31/2024	2.26	69	157	0.00%	14.8%
12/31/2023	1.88	0	0	0.50%	19.1%	12/31/2023	1.93	0	0	0.25%	19.4%	12/31/2023	1.97	90	176	0.00%	19.7%
12/31/2022	1.58	0	0	0.50%	-18.9%	12/31/2022	1.61	0	0	0.25%	-18.6%	12/31/2022	1.64	141	232	0.00%	-18.4%
12/31/2021	1.95	0	0	0.50%	16.2%	12/31/2021	1.98	0	0	0.25%	16.5%	12/31/2021	2.02	134	270	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.2%
2023	1.5%
2022	0.6%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R3 Class - 06-996

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,947,593	$4,908,300	256,920
Receivables: investments sold	7,823
Payables: investments purchased	-
Net assets	$5,955,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,955,416	2,573,298	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.57
Band 0	-	-	2.64
Total	$5,955,416	2,573,298

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,389
Mortality & expense charges			(66,015)
Net investment income (loss)			(44,626)

Gain (loss) on investments:
Net realized gain (loss)			151,996
Realized gain distributions			294,032
Net change in unrealized appreciation (depreciation)			465,321
Net gain (loss)			911,349

Increase (decrease) in net assets from operations			$866,723

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,626)	$(36,322)
Net realized gain (loss)		151,996	465,253
Realized gain distributions		294,032	109,536
Net change in unrealized appreciation (depreciation)		465,321	205,696

Increase (decrease) in net assets from operations		866,723	744,163

Contract owner transactions:
Proceeds from units sold		1,353,396	1,653,184
Cost of units redeemed		(1,147,770)	(3,147,962)
Account charges		(9,289)	(11,617)
Increase (decrease)		196,337	(1,506,395)
Net increase (decrease)		1,063,060	(762,232)
Net assets, beginning		4,892,356	5,654,588
Net assets, ending		$5,955,416	$4,892,356

Units sold		641,185	910,913
Units redeemed		(567,258)	(1,682,215)
Net increase (decrease)		73,927	(771,302)
Units outstanding, beginning		2,499,371	3,270,673
Units outstanding, ending		2,573,298	2,499,371

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,114,413
Cost of units redeemed/account charges			(11,780,200)
Net investment income (loss)			(210,037)
Net realized gain (loss)			1,600,228
Realized gain distributions			1,191,719
Net change in unrealized appreciation (depreciation)			1,039,293
Net assets			$5,955,416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	2,573	$5,955	1.25%	18.2%	12/31/2025	$2.38	0	$0	1.00%	18.5%	12/31/2025	$2.44	0	$0	0.75%	18.8%
12/31/2024	1.96	2,499	4,892	1.25%	13.2%	12/31/2024	2.01	0	0	1.00%	13.5%	12/31/2024	2.05	0	0	0.75%	13.8%
12/31/2023	1.73	3,271	5,655	1.25%	18.6%	12/31/2023	1.77	0	0	1.00%	18.8%	12/31/2023	1.80	0	0	0.75%	19.1%
12/31/2022	1.46	2,306	3,362	1.25%	-20.4%	12/31/2022	1.49	0	0	1.00%	-20.2%	12/31/2022	1.51	0	0	0.75%	-20.0%
12/31/2021	1.83	2,673	4,899	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.4%	12/31/2021	1.89	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	19.1%	12/31/2025	$2.57	0	$0	0.25%	19.4%	12/31/2025	$2.64	0	$0	0.00%	19.7%
12/31/2024	2.10	0	0	0.50%	14.1%	12/31/2024	2.15	0	0	0.25%	14.4%	12/31/2024	2.21	0	0	0.00%	14.7%
12/31/2023	1.84	0	0	0.50%	19.4%	12/31/2023	1.88	0	0	0.25%	19.7%	12/31/2023	1.93	0	0	0.00%	20.0%
12/31/2022	1.54	0	0	0.50%	-19.8%	12/31/2022	1.57	0	0	0.25%	-19.6%	12/31/2022	1.60	0	0	0.00%	-19.4%
12/31/2021	1.93	0	0	0.50%	16.0%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.7%
2023	1.2%
2022	0.3%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R4 Class - 06-997

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,674,010	$13,518,969	710,004
Receivables: investments sold	11,090
Payables: investments purchased	-
Net assets	$16,685,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,175,777	6,767,252	$2.39
Band 100	-	-	2.45
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	509,323	186,606	2.73
Total	$16,685,100	6,953,858

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$99,527
Mortality & expense charges			(182,280)
Net investment income (loss)			(82,753)

Gain (loss) on investments:
Net realized gain (loss)			382,660
Realized gain distributions			817,202
Net change in unrealized appreciation (depreciation)			1,497,981
Net gain (loss)			2,697,843

Increase (decrease) in net assets from operations			$2,615,090

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82,753)	$(16,313)
Net realized gain (loss)		382,660	181,644
Realized gain distributions		817,202	290,446
Net change in unrealized appreciation (depreciation)		1,497,981	1,022,119

Increase (decrease) in net assets from operations		2,615,090	1,477,896

Contract owner transactions:
Proceeds from units sold		2,925,704	2,837,685
Cost of units redeemed		(2,027,541)	(1,589,855)
Account charges		(18,755)	(18,170)
Increase (decrease)		879,408	1,229,660
Net increase (decrease)		3,494,498	2,707,556
Net assets, beginning		13,190,602	10,483,046
Net assets, ending		$16,685,100	$13,190,602

Units sold		1,379,858	1,466,732
Units redeemed		(946,666)	(833,646)
Net increase (decrease)		433,192	633,086
Units outstanding, beginning		6,520,666	5,887,580
Units outstanding, ending		6,953,858	6,520,666

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,066,486
Cost of units redeemed/account charges			(17,992,569)
Net investment income (loss)			(313,888)
Net realized gain (loss)			1,878,418
Realized gain distributions			2,891,612
Net change in unrealized appreciation (depreciation)			3,155,041
Net assets			$16,685,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	6,767	$16,176	1.25%	18.6%	12/31/2025	$2.45	0	$0	1.00%	18.9%	12/31/2025	$2.52	0	$0	0.75%	19.1%
12/31/2024	2.02	6,351	12,804	1.25%	13.6%	12/31/2024	2.07	0	0	1.00%	13.9%	12/31/2024	2.12	0	0	0.75%	14.2%
12/31/2023	1.78	5,726	10,164	1.25%	18.9%	12/31/2023	1.81	0	0	1.00%	19.2%	12/31/2023	1.85	0	0	0.75%	19.5%
12/31/2022	1.49	5,140	7,674	1.25%	-20.2%	12/31/2022	1.52	0	0	1.00%	-20.0%	12/31/2022	1.55	0	0	0.75%	-19.8%
12/31/2021	1.87	6,191	11,583	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	19.4%	12/31/2025	$2.66	0	$0	0.25%	19.7%	12/31/2025	$2.73	187	$509	0.00%	20.0%
12/31/2024	2.17	0	0	0.50%	14.4%	12/31/2024	2.22	0	0	0.25%	14.7%	12/31/2024	2.27	170	386	0.00%	15.0%
12/31/2023	1.89	0	0	0.50%	19.8%	12/31/2023	1.93	0	0	0.25%	20.1%	12/31/2023	1.98	161	319	0.00%	20.4%
12/31/2022	1.58	0	0	0.50%	-19.6%	12/31/2022	1.61	0	0	0.25%	-19.4%	12/31/2022	1.64	141	231	0.00%	-19.2%
12/31/2021	1.97	0	0	0.50%	16.3%	12/31/2021	2.00	0	0	0.25%	16.6%	12/31/2021	2.03	122	248	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	1.1%
2023	1.4%
2022	0.5%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R3 Class - 06-998

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,493,315	$4,505,851	187,674
Receivables: investments sold	3,674
Payables: investments purchased	-
Net assets	$5,496,989

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,496,989	2,372,416	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	-	-	2.65
Total	$5,496,989	2,372,416

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,147
Mortality & expense charges			(59,875)
Net investment income (loss)			(45,728)

Gain (loss) on investments:
Net realized gain (loss)			107,965
Realized gain distributions			270,775
Net change in unrealized appreciation (depreciation)			473,001
Net gain (loss)			851,741

Increase (decrease) in net assets from operations			$806,013

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,728)	$(46,100)
Net realized gain (loss)		107,965	695,469
Realized gain distributions		270,775	97,902
Net change in unrealized appreciation (depreciation)		473,001	65,145

Increase (decrease) in net assets from operations		806,013	812,416

Contract owner transactions:
Proceeds from units sold		1,092,500	1,681,952
Cost of units redeemed		(748,078)	(4,331,363)
Account charges		(8,668)	(16,438)
Increase (decrease)		335,754	(2,665,849)
Net increase (decrease)		1,141,767	(1,853,433)
Net assets, beginning		4,355,222	6,208,655
Net assets, ending		$5,496,989	$4,355,222

Units sold		513,032	923,410
Units redeemed		(367,926)	(2,296,122)
Net increase (decrease)		145,106	(1,372,712)
Units outstanding, beginning		2,227,310	3,600,022
Units outstanding, ending		2,372,416	2,227,310

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,365,132
Cost of units redeemed/account charges			(9,928,334)
Net investment income (loss)			(236,786)
Net realized gain (loss)			1,178,261
Realized gain distributions			1,131,252
Net change in unrealized appreciation (depreciation)			987,464
Net assets			$5,496,989

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	2,372	$5,497	1.25%	18.5%	12/31/2025	$2.38	0	$0	1.00%	18.8%	12/31/2025	$2.44	0	$0	0.75%	19.1%
12/31/2024	1.96	2,227	4,355	1.25%	13.4%	12/31/2024	2.00	0	0	1.00%	13.7%	12/31/2024	2.05	0	0	0.75%	14.0%
12/31/2023	1.72	3,600	6,209	1.25%	19.1%	12/31/2023	1.76	0	0	1.00%	19.4%	12/31/2023	1.80	0	0	0.75%	19.7%
12/31/2022	1.45	3,059	4,429	1.25%	-21.0%	12/31/2022	1.48	0	0	1.00%	-20.8%	12/31/2022	1.50	0	0	0.75%	-20.6%
12/31/2021	1.83	3,025	5,543	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	19.4%	12/31/2025	$2.58	0	$0	0.25%	19.7%	12/31/2025	$2.65	0	$0	0.00%	20.0%
12/31/2024	2.10	0	0	0.50%	14.2%	12/31/2024	2.15	0	0	0.25%	14.5%	12/31/2024	2.21	0	0	0.00%	14.8%
12/31/2023	1.84	0	0	0.50%	20.0%	12/31/2023	1.88	0	0	0.25%	20.3%	12/31/2023	1.92	0	0	0.00%	20.6%
12/31/2022	1.53	0	0	0.50%	-20.4%	12/31/2022	1.56	0	0	0.25%	-20.2%	12/31/2022	1.59	0	0	0.00%	-20.0%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.5%
2023	1.1%
2022	0.2%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R4 Class - 06-999

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,347,189	$7,666,493	314,992
Receivables: investments sold	4,931
Payables: investments purchased	-
Net assets	$9,352,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,145,188	3,823,269	$2.39
Band 100	-	-	2.46
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	206,932	75,763	2.73
Total	$9,352,120	3,899,032

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,682
Mortality & expense charges			(102,612)
Net investment income (loss)			(55,930)

Gain (loss) on investments:
Net realized gain (loss)			332,141
Realized gain distributions			454,723
Net change in unrealized appreciation (depreciation)			749,732
Net gain (loss)			1,536,596

Increase (decrease) in net assets from operations			$1,480,666

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55,930)	$(15,269)
Net realized gain (loss)		332,141	81,854
Realized gain distributions		454,723	164,734
Net change in unrealized appreciation (depreciation)		749,732	586,384

Increase (decrease) in net assets from operations		1,480,666	817,703

Contract owner transactions:
Proceeds from units sold		2,247,158	1,892,518
Cost of units redeemed		(1,839,311)	(842,408)
Account charges		(17,492)	(14,435)
Increase (decrease)		390,355	1,035,675
Net increase (decrease)		1,871,021	1,853,378
Net assets, beginning		7,481,099	5,627,721
Net assets, ending		$9,352,120	$7,481,099

Units sold		1,038,599	987,611
Units redeemed		(844,760)	(453,526)
Net increase (decrease)		193,839	534,085
Units outstanding, beginning		3,705,193	3,171,108
Units outstanding, ending		3,899,032	3,705,193

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,483,885
Cost of units redeemed/account charges			(10,019,392)
Net investment income (loss)			(172,791)
Net realized gain (loss)			1,005,106
Realized gain distributions			1,374,616
Net change in unrealized appreciation (depreciation)			1,680,696
Net assets			$9,352,120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	3,823	$9,145	1.25%	18.8%	12/31/2025	$2.46	0	$0	1.00%	19.1%	12/31/2025	$2.52	0	$0	0.75%	19.4%
12/31/2024	2.01	3,612	7,271	1.25%	13.7%	12/31/2024	2.06	0	0	1.00%	14.0%	12/31/2024	2.11	0	0	0.75%	14.3%
12/31/2023	1.77	3,095	5,478	1.25%	19.5%	12/31/2023	1.81	0	0	1.00%	19.8%	12/31/2023	1.85	0	0	0.75%	20.1%
12/31/2022	1.48	2,310	3,420	1.25%	-20.8%	12/31/2022	1.51	0	0	1.00%	-20.6%	12/31/2022	1.54	0	0	0.75%	-20.4%
12/31/2021	1.87	2,787	5,209	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	19.7%	12/31/2025	$2.66	0	$0	0.25%	20.0%	12/31/2025	$2.73	76	$207	0.00%	20.3%
12/31/2024	2.16	0	0	0.50%	14.6%	12/31/2024	2.22	0	0	0.25%	14.9%	12/31/2024	2.27	93	211	0.00%	15.2%
12/31/2023	1.89	0	0	0.50%	20.4%	12/31/2023	1.93	0	0	0.25%	20.7%	12/31/2023	1.97	76	150	0.00%	21.0%
12/31/2022	1.57	0	0	0.50%	-20.2%	12/31/2022	1.60	0	0	0.25%	-20.0%	12/31/2022	1.63	60	98	0.00%	-19.8%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	63	128	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.0%
2023	1.4%
2022	0.4%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,803,767	$2,351,304	144,816
Receivables: investments sold	111,394
Payables: investments purchased	-
Net assets	$2,915,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,915,161	1,258,485	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	-	-	2.65
Total	$2,915,161	1,258,485

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,145
Mortality & expense charges			(30,485)
Net investment income (loss)			(23,340)

Gain (loss) on investments:
Net realized gain (loss)			59,996
Realized gain distributions			127,669
Net change in unrealized appreciation (depreciation)			252,139
Net gain (loss)			439,804

Increase (decrease) in net assets from operations			$416,464

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,340)	$(30,750)
Net realized gain (loss)		59,996	496,384
Realized gain distributions		127,669	46,997
Net change in unrealized appreciation (depreciation)		252,139	(10,751)

Increase (decrease) in net assets from operations		416,464	501,880

Contract owner transactions:
Proceeds from units sold		755,832	1,221,348
Cost of units redeemed		(451,325)	(3,349,509)
Account charges		(5,069)	(12,930)
Increase (decrease)		299,438	(2,141,091)
Net increase (decrease)		715,902	(1,639,211)
Net assets, beginning		2,199,259	3,838,470
Net assets, ending		$2,915,161	$2,199,259

Units sold		359,948	665,637
Units redeemed		(226,718)	(1,769,430)
Net increase (decrease)		133,230	(1,103,793)
Units outstanding, beginning		1,125,255	2,229,048
Units outstanding, ending		1,258,485	1,125,255

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,655,502
Cost of units redeemed/account charges			(6,258,277)
Net investment income (loss)			(100,006)
Net realized gain (loss)			725,297
Realized gain distributions			440,182
Net change in unrealized appreciation (depreciation)			452,463
Net assets			$2,915,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	1,258	$2,915	1.25%	18.5%	12/31/2025	$2.38	0	$0	1.00%	18.8%	12/31/2025	$2.44	0	$0	0.75%	19.1%
12/31/2024	1.95	1,125	2,199	1.25%	13.5%	12/31/2024	2.00	0	0	1.00%	13.8%	12/31/2024	2.05	0	0	0.75%	14.1%
12/31/2023	1.72	2,229	3,838	1.25%	19.3%	12/31/2023	1.76	0	0	1.00%	19.6%	12/31/2023	1.80	0	0	0.75%	19.8%
12/31/2022	1.44	1,488	2,148	1.25%	-21.2%	12/31/2022	1.47	0	0	1.00%	-21.0%	12/31/2022	1.50	0	0	0.75%	-20.8%
12/31/2021	1.83	1,209	2,215	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	19.4%	12/31/2025	$2.58	0	$0	0.25%	19.7%	12/31/2025	$2.65	0	$0	0.00%	20.0%
12/31/2024	2.10	0	0	0.50%	14.4%	12/31/2024	2.15	0	0	0.25%	14.6%	12/31/2024	2.20	0	0	0.00%	14.9%
12/31/2023	1.84	0	0	0.50%	20.1%	12/31/2023	1.88	0	0	0.25%	20.4%	12/31/2023	1.92	0	0	0.00%	20.7%
12/31/2022	1.53	0	0	0.50%	-20.6%	12/31/2022	1.56	0	0	0.25%	-20.4%	12/31/2022	1.59	0	0	0.00%	-20.2%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.4%
2023	1.1%
2022	0.2%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,103,059	$6,685,128	398,945
Receivables: investments sold	3,509
Payables: investments purchased	-
Net assets	$8,106,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,903,177	3,307,473	$2.39
Band 100	-	-	2.45
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	203,391	74,543	2.73
Total	$8,106,568	3,382,016

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$40,111
Mortality & expense charges			(88,722)
Net investment income (loss)			(48,611)

Gain (loss) on investments:
Net realized gain (loss)			309,995
Realized gain distributions			366,448
Net change in unrealized appreciation (depreciation)			667,826
Net gain (loss)			1,344,269

Increase (decrease) in net assets from operations			$1,295,658

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,611)	$(15,112)
Net realized gain (loss)		309,995	92,788
Realized gain distributions		366,448	132,826
Net change in unrealized appreciation (depreciation)		667,826	468,952

Increase (decrease) in net assets from operations		1,295,658	679,454

Contract owner transactions:
Proceeds from units sold		2,232,704	2,042,889
Cost of units redeemed		(1,686,759)	(1,004,165)
Account charges		(14,251)	(12,568)
Increase (decrease)		531,694	1,026,156
Net increase (decrease)		1,827,352	1,705,610
Net assets, beginning		6,279,216	4,573,606
Net assets, ending		$8,106,568	$6,279,216

Units sold		1,042,637	1,066,671
Units redeemed		(774,098)	(535,026)
Net increase (decrease)		268,539	531,645
Units outstanding, beginning		3,113,477	2,581,832
Units outstanding, ending		3,382,016	3,113,477

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,500,698
Cost of units redeemed/account charges			(8,297,534)
Net investment income (loss)			(110,863)
Net realized gain (loss)			716,480
Realized gain distributions			879,856
Net change in unrealized appreciation (depreciation)			1,417,931
Net assets			$8,106,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	3,307	$7,903	1.25%	18.8%	12/31/2025	$2.45	0	$0	1.00%	19.1%	12/31/2025	$2.52	0	$0	0.75%	19.4%
12/31/2024	2.01	3,050	6,134	1.25%	13.8%	12/31/2024	2.06	0	0	1.00%	14.1%	12/31/2024	2.11	0	0	0.75%	14.4%
12/31/2023	1.77	2,530	4,472	1.25%	19.7%	12/31/2023	1.81	0	0	1.00%	20.0%	12/31/2023	1.85	0	0	0.75%	20.3%
12/31/2022	1.48	1,839	2,716	1.25%	-21.0%	12/31/2022	1.51	0	0	1.00%	-20.8%	12/31/2022	1.53	0	0	0.75%	-20.6%
12/31/2021	1.87	1,550	2,896	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	19.7%	12/31/2025	$2.66	0	$0	0.25%	20.0%	12/31/2025	$2.73	75	$203	0.00%	20.3%
12/31/2024	2.16	0	0	0.50%	14.7%	12/31/2024	2.21	0	0	0.25%	15.0%	12/31/2024	2.27	64	145	0.00%	15.2%
12/31/2023	1.89	0	0	0.50%	20.6%	12/31/2023	1.93	0	0	0.25%	20.9%	12/31/2023	1.97	52	101	0.00%	21.2%
12/31/2022	1.56	0	0	0.50%	-20.4%	12/31/2022	1.59	0	0	0.25%	-20.2%	12/31/2022	1.62	48	78	0.00%	-20.0%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	36	72	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.0%
2023	1.4%
2022	0.5%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,151,452	$6,864,695	581,563
Receivables: investments sold	-
Payables: investments purchased	(15,665)
Net assets	$7,135,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,135,787	4,514,392	$1.58
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.77
Total	$7,135,787	4,514,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$196,179
Mortality & expense charges			(96,165)
Net investment income (loss)			100,014

Gain (loss) on investments:
Net realized gain (loss)			200,501
Realized gain distributions			281,624
Net change in unrealized appreciation (depreciation)			297,503
Net gain (loss)			779,628

Increase (decrease) in net assets from operations			$879,642

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100,014	$162,486
Net realized gain (loss)		200,501	81,288
Realized gain distributions		281,624	157,969
Net change in unrealized appreciation (depreciation)		297,503	120,620

Increase (decrease) in net assets from operations		879,642	522,363

Contract owner transactions:
Proceeds from units sold		1,247,315	3,379,333
Cost of units redeemed		(2,899,811)	(3,616,768)
Account charges		(14,351)	(14,975)
Increase (decrease)		(1,666,847)	(252,410)
Net increase (decrease)		(787,205)	269,953
Net assets, beginning		7,922,992	7,653,039
Net assets, ending		$7,135,787	$7,922,992

Units sold		899,570	2,937,139
Units redeemed		(1,985,598)	(3,114,595)
Net increase (decrease)		(1,086,028)	(177,456)
Units outstanding, beginning		5,600,420	5,777,876
Units outstanding, ending		4,514,392	5,600,420

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,647,121
Cost of units redeemed/account charges			(15,771,511)
Net investment income (loss)			764,808
Net realized gain (loss)			352,605
Realized gain distributions			856,007
Net change in unrealized appreciation (depreciation)			286,757
Net assets			$7,135,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	4,514	$7,136	1.25%	11.7%	12/31/2025	$1.62	0	$0	1.00%	12.0%	12/31/2025	$1.65	0	$0	0.75%	12.3%
12/31/2024	1.41	5,600	7,923	1.25%	6.8%	12/31/2024	1.44	0	0	1.00%	7.1%	12/31/2024	1.47	0	0	0.75%	7.3%
12/31/2023	1.32	5,778	7,653	1.25%	7.3%	12/31/2023	1.35	0	0	1.00%	7.6%	12/31/2023	1.37	0	0	0.75%	7.9%
12/31/2022	1.23	6,280	7,750	1.25%	-10.3%	12/31/2022	1.25	0	0	1.00%	-10.0%	12/31/2022	1.27	0	0	0.75%	-9.8%
12/31/2021	1.38	4,266	5,867	1.25%	8.0%	12/31/2021	1.39	0	0	1.00%	8.2%	12/31/2021	1.41	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	12.6%	12/31/2025	$1.73	0	$0	0.25%	12.9%	12/31/2025	$1.77	0	$0	0.00%	13.1%
12/31/2024	1.50	0	0	0.50%	7.6%	12/31/2024	1.53	0	0	0.25%	7.9%	12/31/2024	1.56	0	0	0.00%	8.2%
12/31/2023	1.40	0	0	0.50%	8.1%	12/31/2023	1.42	0	0	0.25%	8.4%	12/31/2023	1.45	0	0	0.00%	8.7%
12/31/2022	1.29	0	0	0.50%	-9.6%	12/31/2022	1.31	0	0	0.25%	-9.4%	12/31/2022	1.33	0	0	0.00%	-9.1%
12/31/2021	1.43	0	0	0.50%	8.8%	12/31/2021	1.45	0	0	0.25%	9.0%	12/31/2021	1.47	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	3.3%
2023	3.0%
2022	3.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,318,563	$8,083,941	653,468
Receivables: investments sold	98,108
Payables: investments purchased	-
Net assets	$8,416,671

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,416,671	5,166,648	$1.63
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$8,416,671	5,166,648

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$238,883
Mortality & expense charges			(133,835)
Net investment income (loss)			105,048

Gain (loss) on investments:
Net realized gain (loss)			427,026
Realized gain distributions			398,662
Net change in unrealized appreciation (depreciation)			312,040
Net gain (loss)			1,137,728

Increase (decrease) in net assets from operations			$1,242,776

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$105,048	$246,526
Net realized gain (loss)		427,026	107,469
Realized gain distributions		398,662	244,203
Net change in unrealized appreciation (depreciation)		312,040	(121,395)

Increase (decrease) in net assets from operations		1,242,776	476,803

Contract owner transactions:
Proceeds from units sold		2,192,905	6,037,791
Cost of units redeemed		(6,195,903)	(1,748,867)
Account charges		(11,156)	(10,402)
Increase (decrease)		(4,014,154)	4,278,522
Net increase (decrease)		(2,771,378)	4,755,325
Net assets, beginning		11,188,049	6,432,724
Net assets, ending		$8,416,671	$11,188,049

Units sold		1,583,641	4,562,214
Units redeemed		(4,109,858)	(1,608,430)
Net increase (decrease)		(2,526,217)	2,953,784
Units outstanding, beginning		7,692,865	4,739,081
Units outstanding, ending		5,166,648	7,692,865

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,511,933
Cost of units redeemed/account charges			(16,870,325)
Net investment income (loss)			758,661
Net realized gain (loss)			637,777
Realized gain distributions			1,144,003
Net change in unrealized appreciation (depreciation)			234,622
Net assets			$8,416,671

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	5,167	$8,417	1.25%	12.0%	12/31/2025	$1.67	0	$0	1.00%	12.3%	12/31/2025	$1.70	0	$0	0.75%	12.6%
12/31/2024	1.45	7,693	11,188	1.25%	7.1%	12/31/2024	1.48	0	0	1.00%	7.4%	12/31/2024	1.51	0	0	0.75%	7.7%
12/31/2023	1.36	4,739	6,433	1.25%	8.2%	12/31/2023	1.38	0	0	1.00%	8.5%	12/31/2023	1.41	0	0	0.75%	8.8%
12/31/2022	1.25	6,060	7,601	1.25%	-11.4%	12/31/2022	1.27	0	0	1.00%	-11.1%	12/31/2022	1.29	0	0	0.75%	-10.9%
12/31/2021	1.42	4,036	5,711	1.25%	8.9%	12/31/2021	1.43	0	0	1.00%	9.2%	12/31/2021	1.45	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	12.9%	12/31/2025	$1.78	0	$0	0.25%	13.1%	12/31/2025	$1.82	0	$0	0.00%	13.4%
12/31/2024	1.55	0	0	0.50%	8.0%	12/31/2024	1.58	0	0	0.25%	8.2%	12/31/2024	1.61	0	0	0.00%	8.5%
12/31/2023	1.43	0	0	0.50%	9.0%	12/31/2023	1.46	0	0	0.25%	9.3%	12/31/2023	1.48	0	0	0.00%	9.6%
12/31/2022	1.31	0	0	0.50%	-10.7%	12/31/2022	1.33	0	0	0.25%	-10.5%	12/31/2022	1.35	0	0	0.00%	-10.2%
12/31/2021	1.47	0	0	0.50%	9.7%	12/31/2021	1.49	0	0	0.25%	10.0%	12/31/2021	1.51	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	4.0%
2023	2.7%
2022	2.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,880,506	$29,625,822	2,169,062
Receivables: investments sold	-
Payables: investments purchased	(14,746)
Net assets	$30,865,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,865,760	18,151,012	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$30,865,760	18,151,012

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$798,280
Mortality & expense charges			(395,843)
Net investment income (loss)			402,437

Gain (loss) on investments:
Net realized gain (loss)			622,920
Realized gain distributions			1,515,427
Net change in unrealized appreciation (depreciation)			1,286,643
Net gain (loss)			3,424,990

Increase (decrease) in net assets from operations			$3,827,427

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$402,437	$512,401
Net realized gain (loss)		622,920	143,073
Realized gain distributions		1,515,427	690,544
Net change in unrealized appreciation (depreciation)		1,286,643	875,504

Increase (decrease) in net assets from operations		3,827,427	2,221,522

Contract owner transactions:
Proceeds from units sold		9,603,647	8,815,360
Cost of units redeemed		(12,746,505)	(12,802,137)
Account charges		(37,463)	(31,045)
Increase (decrease)		(3,180,321)	(4,017,822)
Net increase (decrease)		647,106	(1,796,300)
Net assets, beginning		30,218,654	32,014,954
Net assets, ending		$30,865,760	$30,218,654

Units sold		6,201,469	8,118,254
Units redeemed		(8,102,264)	(10,921,162)
Net increase (decrease)		(1,900,795)	(2,802,908)
Units outstanding, beginning		20,051,807	22,854,715
Units outstanding, ending		18,151,012	20,051,807

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$85,074,124
Cost of units redeemed/account charges			(64,239,218)
Net investment income (loss)			2,761,305
Net realized gain (loss)			743,252
Realized gain distributions			5,271,613
Net change in unrealized appreciation (depreciation)			1,254,684
Net assets			$30,865,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	18,151	$30,866	1.25%	12.8%	12/31/2025	$1.74	0	$0	1.00%	13.1%	12/31/2025	$1.78	0	$0	0.75%	13.4%
12/31/2024	1.51	20,052	30,219	1.25%	7.6%	12/31/2024	1.54	0	0	1.00%	7.9%	12/31/2024	1.57	0	0	0.75%	8.1%
12/31/2023	1.40	22,855	32,015	1.25%	9.1%	12/31/2023	1.43	0	0	1.00%	9.4%	12/31/2023	1.45	0	0	0.75%	9.6%
12/31/2022	1.28	23,151	29,726	1.25%	-12.1%	12/31/2022	1.30	0	0	1.00%	-11.9%	12/31/2022	1.32	0	0	0.75%	-11.7%
12/31/2021	1.46	22,327	32,622	1.25%	9.3%	12/31/2021	1.48	0	0	1.00%	9.5%	12/31/2021	1.50	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	13.7%	12/31/2025	$1.86	0	$0	0.25%	14.0%	12/31/2025	$1.90	0	$0	0.00%	14.3%
12/31/2024	1.60	0	0	0.50%	8.4%	12/31/2024	1.63	0	0	0.25%	8.7%	12/31/2024	1.67	0	0	0.00%	8.9%
12/31/2023	1.48	0	0	0.50%	9.9%	12/31/2023	1.50	0	0	0.25%	10.2%	12/31/2023	1.53	0	0	0.00%	10.5%
12/31/2022	1.34	0	0	0.50%	-11.5%	12/31/2022	1.36	0	0	0.25%	-11.2%	12/31/2022	1.39	0	0	0.00%	-11.0%
12/31/2021	1.52	0	0	0.50%	10.1%	12/31/2021	1.54	0	0	0.25%	10.4%	12/31/2021	1.56	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.9%
2023	3.0%
2022	2.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,577,704	$59,408,828	3,888,404
Receivables: investments sold	258,921
Payables: investments purchased	-
Net assets	$62,836,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,877,929	34,169,239	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	958,696	472,700	2.03
Total	$62,836,625	34,641,939

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,535,820
Mortality & expense charges			(777,406)
Net investment income (loss)			758,414

Gain (loss) on investments:
Net realized gain (loss)			1,523,167
Realized gain distributions			2,927,174
Net change in unrealized appreciation (depreciation)			2,609,837
Net gain (loss)			7,060,178

Increase (decrease) in net assets from operations			$7,818,592

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$758,414	$1,007,416
Net realized gain (loss)		1,523,167	664,944
Realized gain distributions		2,927,174	1,465,254
Net change in unrealized appreciation (depreciation)		2,609,837	841,011

Increase (decrease) in net assets from operations		7,818,592	3,978,625

Contract owner transactions:
Proceeds from units sold		18,426,711	27,004,034
Cost of units redeemed		(23,553,591)	(21,220,669)
Account charges		(71,282)	(68,582)
Increase (decrease)		(5,198,162)	5,714,783
Net increase (decrease)		2,620,430	9,693,408
Net assets, beginning		60,216,195	50,522,787
Net assets, ending		$62,836,625	$60,216,195

Units sold		11,082,582	18,805,236
Units redeemed		(13,995,287)	(15,255,112)
Net increase (decrease)		(2,912,705)	3,550,124
Units outstanding, beginning		37,554,644	34,004,520
Units outstanding, ending		34,641,939	37,554,644

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$130,831,553
Cost of units redeemed/account charges			(86,351,111)
Net investment income (loss)			3,735,144
Net realized gain (loss)			2,569,464
Realized gain distributions			8,882,699
Net change in unrealized appreciation (depreciation)			3,168,876
Net assets			$62,836,625

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	34,169	$61,878	1.25%	13.1%	12/31/2025	$1.85	0	$0	1.00%	13.4%	12/31/2025	$1.89	0	$0	0.75%	13.7%
12/31/2024	1.60	37,073	59,363	1.25%	8.0%	12/31/2024	1.63	0	0	1.00%	8.2%	12/31/2024	1.67	0	0	0.75%	8.5%
12/31/2023	1.48	33,302	49,385	1.25%	10.6%	12/31/2023	1.51	0	0	1.00%	10.8%	12/31/2023	1.54	0	0	0.75%	11.1%
12/31/2022	1.34	33,876	45,439	1.25%	-13.8%	12/31/2022	1.36	0	0	1.00%	-13.6%	12/31/2022	1.38	0	0	0.75%	-13.4%
12/31/2021	1.56	29,400	45,758	1.25%	10.1%	12/31/2021	1.58	0	0	1.00%	10.3%	12/31/2021	1.60	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	13.9%	12/31/2025	$1.98	0	$0	0.25%	14.2%	12/31/2025	$2.03	473	$959	0.00%	14.5%
12/31/2024	1.70	0	0	0.50%	8.8%	12/31/2024	1.74	0	0	0.25%	9.1%	12/31/2024	1.77	482	853	0.00%	9.3%
12/31/2023	1.56	0	0	0.50%	11.4%	12/31/2023	1.59	0	0	0.25%	11.7%	12/31/2023	1.62	703	1,138	0.00%	11.9%
12/31/2022	1.40	0	0	0.50%	-13.2%	12/31/2022	1.43	0	0	0.25%	-13.0%	12/31/2022	1.45	0	0	0.00%	-12.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.66	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.0%
2023	2.7%
2022	2.2%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,437,746	$85,614,740	5,086,729
Receivables: investments sold	40,164
Payables: investments purchased	-
Net assets	$95,477,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,831,957	47,809,643	$1.98
Band 100	-	-	2.03
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	645,953	290,786	2.22
Total	$95,477,910	48,100,429

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,918,156
Mortality & expense charges			(1,151,561)
Net investment income (loss)			766,595

Gain (loss) on investments:
Net realized gain (loss)			2,561,887
Realized gain distributions			4,002,115
Net change in unrealized appreciation (depreciation)			5,199,255
Net gain (loss)			11,763,257

Increase (decrease) in net assets from operations			$12,529,852

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$766,595	$1,051,839
Net realized gain (loss)		2,561,887	1,118,358
Realized gain distributions		4,002,115	1,362,797
Net change in unrealized appreciation (depreciation)		5,199,255	3,126,182

Increase (decrease) in net assets from operations		12,529,852	6,659,176

Contract owner transactions:
Proceeds from units sold		23,052,896	29,082,057
Cost of units redeemed		(26,631,971)	(16,501,639)
Account charges		(96,063)	(90,153)
Increase (decrease)		(3,675,138)	12,490,265
Net increase (decrease)		8,854,714	19,149,441
Net assets, beginning		86,623,196	67,473,755
Net assets, ending		$95,477,910	$86,623,196

Units sold		12,714,006	19,960,972
Units redeemed		(14,494,163)	(12,617,506)
Net increase (decrease)		(1,780,157)	7,343,466
Units outstanding, beginning		49,880,586	42,537,120
Units outstanding, ending		48,100,429	49,880,586

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$148,440,564
Cost of units redeemed/account charges			(82,668,557)
Net investment income (loss)			3,602,547
Net realized gain (loss)			4,887,086
Realized gain distributions			11,393,264
Net change in unrealized appreciation (depreciation)			9,823,006
Net assets			$95,477,910

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	47,810	$94,832	1.25%	14.3%	12/31/2025	$2.03	0	$0	1.00%	14.6%	12/31/2025	$2.08	0	$0	0.75%	14.9%
12/31/2024	1.74	49,628	86,137	1.25%	9.5%	12/31/2024	1.77	0	0	1.00%	9.8%	12/31/2024	1.81	0	0	0.75%	10.0%
12/31/2023	1.59	42,309	67,079	1.25%	13.1%	12/31/2023	1.61	0	0	1.00%	13.4%	12/31/2023	1.64	0	0	0.75%	13.7%
12/31/2022	1.40	38,614	54,130	1.25%	-15.6%	12/31/2022	1.42	0	0	1.00%	-15.4%	12/31/2022	1.44	0	0	0.75%	-15.1%
12/31/2021	1.66	31,495	52,289	1.25%	11.8%	12/31/2021	1.68	0	0	1.00%	12.0%	12/31/2021	1.70	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	15.1%	12/31/2025	$2.17	0	$0	0.25%	15.4%	12/31/2025	$2.22	291	$646	0.00%	15.7%
12/31/2024	1.84	0	0	0.50%	10.3%	12/31/2024	1.88	0	0	0.25%	10.6%	12/31/2024	1.92	253	486	0.00%	10.9%
12/31/2023	1.67	0	0	0.50%	13.9%	12/31/2023	1.70	0	0	0.25%	14.2%	12/31/2023	1.73	228	395	0.00%	14.5%
12/31/2022	1.47	0	0	0.50%	-14.9%	12/31/2022	1.49	0	0	0.25%	-14.7%	12/31/2022	1.51	0	0	0.00%	-14.5%
12/31/2021	1.72	0	0	0.50%	12.6%	12/31/2021	1.75	0	0	0.25%	12.9%	12/31/2021	1.77	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.6%
2023	2.5%
2022	2.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,572,259	$89,275,620	4,835,158
Receivables: investments sold	-
Payables: investments purchased	(33,935)
Net assets	$101,538,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,854,302	45,633,593	$2.21
Band 100	-	-	2.26
Band 75	-	-	2.31
Band 50	-	-	2.37
Band 25	-	-	2.42
Band 0	684,022	276,361	2.48
Total	$101,538,324	45,909,954

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,722,099
Mortality & expense charges			(1,236,720)
Net investment income (loss)			485,379

Gain (loss) on investments:
Net realized gain (loss)			3,231,656
Realized gain distributions			4,254,812
Net change in unrealized appreciation (depreciation)			6,718,585
Net gain (loss)			14,205,053

Increase (decrease) in net assets from operations			$14,690,432

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$485,379	$855,821
Net realized gain (loss)		3,231,656	963,286
Realized gain distributions		4,254,812	2,218,314
Net change in unrealized appreciation (depreciation)		6,718,585	3,664,961

Increase (decrease) in net assets from operations		14,690,432	7,702,382

Contract owner transactions:
Proceeds from units sold		23,807,414	35,895,264
Cost of units redeemed		(29,720,819)	(13,599,262)
Account charges		(106,733)	(88,712)
Increase (decrease)		(6,020,138)	22,207,290
Net increase (decrease)		8,670,294	29,909,672
Net assets, beginning		92,868,030	62,958,358
Net assets, ending		$101,538,324	$92,868,030

Units sold		11,888,770	20,255,577
Units redeemed		(14,573,149)	(8,335,549)
Net increase (decrease)		(2,684,379)	11,920,028
Units outstanding, beginning		48,594,333	36,674,305
Units outstanding, ending		45,909,954	48,594,333

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$141,992,322
Cost of units redeemed/account charges			(72,739,867)
Net investment income (loss)			2,482,182
Net realized gain (loss)			5,119,510
Realized gain distributions			12,387,538
Net change in unrealized appreciation (depreciation)			12,296,639
Net assets			$101,538,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	45,634	$100,854	1.25%	15.7%	12/31/2025	$2.26	0	$0	1.00%	16.0%	12/31/2025	$2.31	0	$0	0.75%	16.3%
12/31/2024	1.91	48,316	92,281	1.25%	11.3%	12/31/2024	1.95	0	0	1.00%	11.6%	12/31/2024	1.99	0	0	0.75%	11.9%
12/31/2023	1.72	36,444	62,527	1.25%	15.5%	12/31/2023	1.75	0	0	1.00%	15.7%	12/31/2023	1.78	0	0	0.75%	16.0%
12/31/2022	1.49	33,128	49,230	1.25%	-17.3%	12/31/2022	1.51	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.80	27,002	48,508	1.25%	14.1%	12/31/2021	1.82	0	0	1.00%	14.4%	12/31/2021	1.84	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	0	$0	0.50%	16.6%	12/31/2025	$2.42	0	$0	0.25%	16.9%	12/31/2025	$2.48	276	$684	0.00%	17.2%
12/31/2024	2.03	0	0	0.50%	12.2%	12/31/2024	2.07	0	0	0.25%	12.4%	12/31/2024	2.11	278	587	0.00%	12.7%
12/31/2023	1.81	0	0	0.50%	16.3%	12/31/2023	1.84	0	0	0.25%	16.6%	12/31/2023	1.87	230	432	0.00%	16.9%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.58	0	0	0.25%	-16.5%	12/31/2022	1.60	0	0	0.00%	-16.2%
12/31/2021	1.87	0	0	0.50%	15.0%	12/31/2021	1.89	0	0	0.25%	15.2%	12/31/2021	1.91	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.3%
2023	2.2%
2022	1.7%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,746,974	$96,119,215	4,919,557
Receivables: investments sold	91,588
Payables: investments purchased	-
Net assets	$113,838,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,253,403	47,462,301	$2.39
Band 100	-	-	2.44
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.61
Band 0	585,159	218,968	2.67
Total	$113,838,562	47,681,269

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,324,155
Mortality & expense charges			(1,283,831)
Net investment income (loss)			40,324

Gain (loss) on investments:
Net realized gain (loss)			2,994,827
Realized gain distributions			5,327,138
Net change in unrealized appreciation (depreciation)			8,869,123
Net gain (loss)			17,191,088

Increase (decrease) in net assets from operations			$17,231,412

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,324	$473,209
Net realized gain (loss)		2,994,827	1,067,704
Realized gain distributions		5,327,138	1,924,193
Net change in unrealized appreciation (depreciation)		8,869,123	5,550,531

Increase (decrease) in net assets from operations		17,231,412	9,015,637

Contract owner transactions:
Proceeds from units sold		27,783,884	33,710,053
Cost of units redeemed		(22,667,633)	(13,651,178)
Account charges		(109,875)	(93,741)
Increase (decrease)		5,006,376	19,965,134
Net increase (decrease)		22,237,788	28,980,771
Net assets, beginning		91,600,774	62,620,003
Net assets, ending		$113,838,562	$91,600,774

Units sold		12,837,830	17,936,868
Units redeemed		(10,447,324)	(7,743,839)
Net increase (decrease)		2,390,506	10,193,029
Units outstanding, beginning		45,290,763	35,097,734
Units outstanding, ending		47,681,269	45,290,763

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$142,186,409
Cost of units redeemed/account charges			(66,598,131)
Net investment income (loss)			1,218,649
Net realized gain (loss)			5,463,738
Realized gain distributions			13,940,138
Net change in unrealized appreciation (depreciation)			17,627,759
Net assets			$113,838,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	47,462	$113,253	1.25%	18.0%	12/31/2025	$2.44	0	$0	1.00%	18.3%	12/31/2025	$2.50	0	$0	0.75%	18.6%
12/31/2024	2.02	45,147	91,280	1.25%	13.4%	12/31/2024	2.06	0	0	1.00%	13.6%	12/31/2024	2.11	0	0	0.75%	13.9%
12/31/2023	1.78	34,965	62,362	1.25%	17.9%	12/31/2023	1.82	0	0	1.00%	18.1%	12/31/2023	1.85	0	0	0.75%	18.4%
12/31/2022	1.51	31,080	47,036	1.25%	-18.6%	12/31/2022	1.54	0	0	1.00%	-18.4%	12/31/2022	1.56	0	0	0.75%	-18.2%
12/31/2021	1.86	25,648	47,666	1.25%	15.4%	12/31/2021	1.88	0	0	1.00%	15.7%	12/31/2021	1.91	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	18.9%	12/31/2025	$2.61	0	$0	0.25%	19.2%	12/31/2025	$2.67	219	$585	0.00%	19.5%
12/31/2024	2.15	0	0	0.50%	14.2%	12/31/2024	2.19	0	0	0.25%	14.5%	12/31/2024	2.24	144	321	0.00%	14.8%
12/31/2023	1.88	0	0	0.50%	18.7%	12/31/2023	1.91	0	0	0.25%	19.0%	12/31/2023	1.95	133	258	0.00%	19.3%
12/31/2022	1.58	0	0	0.50%	-18.0%	12/31/2022	1.61	0	0	0.25%	-17.8%	12/31/2022	1.63	0	0	0.00%	-17.5%
12/31/2021	1.93	0	0	0.50%	16.2%	12/31/2021	1.95	0	0	0.25%	16.5%	12/31/2021	1.98	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.8%
2023	2.0%
2022	1.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,417,494	$82,378,593	4,089,308
Receivables: investments sold	12,155
Payables: investments purchased	-
Net assets	$98,429,649

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,075,972	40,221,792	$2.44
Band 100	-	-	2.49
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.67
Band 0	353,677	129,514	2.73
Total	$98,429,649	40,351,306

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$984,469
Mortality & expense charges			(1,139,532)
Net investment income (loss)			(155,063)

Gain (loss) on investments:
Net realized gain (loss)			3,262,121
Realized gain distributions			4,680,567
Net change in unrealized appreciation (depreciation)			8,150,252
Net gain (loss)			16,092,940

Increase (decrease) in net assets from operations			$15,937,877

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(155,063)	$302,994
Net realized gain (loss)		3,262,121	979,116
Realized gain distributions		4,680,567	1,690,502
Net change in unrealized appreciation (depreciation)		8,150,252	5,507,927

Increase (decrease) in net assets from operations		15,937,877	8,480,539

Contract owner transactions:
Proceeds from units sold		26,073,136	26,769,752
Cost of units redeemed		(24,030,159)	(12,896,979)
Account charges		(99,757)	(75,985)
Increase (decrease)		1,943,220	13,796,788
Net increase (decrease)		17,881,097	22,277,327
Net assets, beginning		80,548,552	58,271,225
Net assets, ending		$98,429,649	$80,548,552

Units sold		12,022,907	14,150,646
Units redeemed		(10,938,089)	(7,189,474)
Net increase (decrease)		1,084,818	6,961,172
Units outstanding, beginning		39,266,488	32,305,316
Units outstanding, ending		40,351,306	39,266,488

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$125,228,410
Cost of units redeemed/account charges			(61,026,028)
Net investment income (loss)			583,177
Net realized gain (loss)			5,357,969
Realized gain distributions			12,247,220
Net change in unrealized appreciation (depreciation)			16,038,901
Net assets			$98,429,649

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	40,222	$98,076	1.25%	18.9%	12/31/2025	$2.49	0	$0	1.00%	19.2%	12/31/2025	$2.55	0	$0	0.75%	19.5%
12/31/2024	2.05	39,073	80,110	1.25%	13.7%	12/31/2024	2.09	0	0	1.00%	14.0%	12/31/2024	2.13	0	0	0.75%	14.3%
12/31/2023	1.80	32,091	57,850	1.25%	18.7%	12/31/2023	1.83	0	0	1.00%	19.0%	12/31/2023	1.87	0	0	0.75%	19.3%
12/31/2022	1.52	28,639	43,506	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.57	0	0	0.75%	-18.8%
12/31/2021	1.88	23,614	44,396	1.25%	15.7%	12/31/2021	1.90	0	0	1.00%	16.0%	12/31/2021	1.93	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	19.8%	12/31/2025	$2.67	0	$0	0.25%	20.1%	12/31/2025	$2.73	130	$354	0.00%	20.4%
12/31/2024	2.18	0	0	0.50%	14.6%	12/31/2024	2.22	0	0	0.25%	14.9%	12/31/2024	2.27	193	439	0.00%	15.2%
12/31/2023	1.90	0	0	0.50%	19.6%	12/31/2023	1.93	0	0	0.25%	19.9%	12/31/2023	1.97	214	421	0.00%	20.2%
12/31/2022	1.59	0	0	0.50%	-18.6%	12/31/2022	1.61	0	0	0.25%	-18.4%	12/31/2022	1.64	0	0	0.00%	-18.2%
12/31/2021	1.95	0	0	0.50%	16.6%	12/31/2021	1.98	0	0	0.25%	16.9%	12/31/2021	2.00	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.7%
2023	1.9%
2022	1.1%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,055,237	$73,227,385	3,707,562
Receivables: investments sold	-
Payables: investments purchased	(37,697)
Net assets	$88,017,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,550,317	35,691,746	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.63
Band 25	-	-	2.69
Band 0	467,223	170,081	2.75
Total	$88,017,540	35,861,827

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$801,741
Mortality & expense charges			(1,022,282)
Net investment income (loss)			(220,541)

Gain (loss) on investments:
Net realized gain (loss)			2,937,847
Realized gain distributions			4,234,579
Net change in unrealized appreciation (depreciation)			7,413,127
Net gain (loss)			14,585,553

Increase (decrease) in net assets from operations			$14,365,012

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(220,541)	$182,650
Net realized gain (loss)		2,937,847	1,000,093
Realized gain distributions		4,234,579	1,541,444
Net change in unrealized appreciation (depreciation)		7,413,127	4,824,322

Increase (decrease) in net assets from operations		14,365,012	7,548,509

Contract owner transactions:
Proceeds from units sold		23,607,602	23,989,833
Cost of units redeemed		(20,565,001)	(12,162,464)
Account charges		(101,463)	(73,865)
Increase (decrease)		2,941,138	11,753,504
Net increase (decrease)		17,306,150	19,302,013
Net assets, beginning		70,711,390	51,409,377
Net assets, ending		$88,017,540	$70,711,390

Units sold		10,947,289	12,428,671
Units redeemed		(9,358,086)	(6,561,336)
Net increase (decrease)		1,589,203	5,867,335
Units outstanding, beginning		34,272,624	28,405,289
Units outstanding, ending		35,861,827	34,272,624

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$111,375,803
Cost of units redeemed/account charges			(53,688,817)
Net investment income (loss)			257,899
Net realized gain (loss)			4,572,438
Realized gain distributions			10,672,365
Net change in unrealized appreciation (depreciation)			14,827,852
Net assets			$88,017,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	35,692	$87,550	1.25%	18.9%	12/31/2025	$2.51	0	$0	1.00%	19.2%	12/31/2025	$2.57	0	$0	0.75%	19.5%
12/31/2024	2.06	34,139	70,406	1.25%	14.0%	12/31/2024	2.10	0	0	1.00%	14.3%	12/31/2024	2.15	0	0	0.75%	14.6%
12/31/2023	1.81	28,298	51,197	1.25%	19.3%	12/31/2023	1.84	0	0	1.00%	19.6%	12/31/2023	1.87	0	0	0.75%	19.9%
12/31/2022	1.52	24,078	36,504	1.25%	-19.9%	12/31/2022	1.54	0	0	1.00%	-19.7%	12/31/2022	1.56	0	0	0.75%	-19.5%
12/31/2021	1.89	18,238	34,519	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	19.8%	12/31/2025	$2.69	0	$0	0.25%	20.1%	12/31/2025	$2.75	170	$467	0.00%	20.4%
12/31/2024	2.19	0	0	0.50%	14.9%	12/31/2024	2.24	0	0	0.25%	15.1%	12/31/2024	2.28	134	305	0.00%	15.4%
12/31/2023	1.91	0	0	0.50%	20.2%	12/31/2023	1.94	0	0	0.25%	20.5%	12/31/2023	1.98	107	212	0.00%	20.8%
12/31/2022	1.59	0	0	0.50%	-19.3%	12/31/2022	1.61	0	0	0.25%	-19.1%	12/31/2022	1.64	0	0	0.00%	-18.9%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.5%
2023	1.8%
2022	1.0%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,536,875	$57,522,015	2,270,657
Receivables: investments sold	-
Payables: investments purchased	(99,257)
Net assets	$68,437,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,994,922	27,291,486	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.63
Band 25	-	-	2.69
Band 0	1,442,696	524,762	2.75
Total	$68,437,618	27,816,248

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$555,395
Mortality & expense charges			(790,133)
Net investment income (loss)			(234,738)

Gain (loss) on investments:
Net realized gain (loss)			2,711,725
Realized gain distributions			3,276,102
Net change in unrealized appreciation (depreciation)			5,828,036
Net gain (loss)			11,815,863

Increase (decrease) in net assets from operations			$11,581,125

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(234,738)	$105,099
Net realized gain (loss)		2,711,725	526,780
Realized gain distributions		3,276,102	1,180,801
Net change in unrealized appreciation (depreciation)		5,828,036	3,734,928

Increase (decrease) in net assets from operations		11,581,125	5,547,608

Contract owner transactions:
Proceeds from units sold		21,914,932	19,996,796
Cost of units redeemed		(19,359,412)	(7,519,094)
Account charges		(89,269)	(59,312)
Increase (decrease)		2,466,251	12,418,390
Net increase (decrease)		14,047,376	17,965,998
Net assets, beginning		54,390,242	36,424,244
Net assets, ending		$68,437,618	$54,390,242

Units sold		10,158,361	10,339,575
Units redeemed		(8,712,554)	(4,129,504)
Net increase (decrease)		1,445,807	6,210,071
Units outstanding, beginning		26,370,441	20,160,370
Units outstanding, ending		27,816,248	26,370,441

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$87,639,176
Cost of units redeemed/account charges			(41,587,127)
Net investment income (loss)			11,574
Net realized gain (loss)			3,883,454
Realized gain distributions			7,475,681
Net change in unrealized appreciation (depreciation)			11,014,860
Net assets			$68,437,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	27,291	$66,995	1.25%	19.2%	12/31/2025	$2.51	0	$0	1.00%	19.5%	12/31/2025	$2.57	0	$0	0.75%	19.8%
12/31/2024	2.06	25,902	53,324	1.25%	14.1%	12/31/2024	2.10	0	0	1.00%	14.4%	12/31/2024	2.14	0	0	0.75%	14.7%
12/31/2023	1.80	19,789	35,693	1.25%	19.9%	12/31/2023	1.84	0	0	1.00%	20.2%	12/31/2023	1.87	0	0	0.75%	20.5%
12/31/2022	1.50	16,700	25,122	1.25%	-20.5%	12/31/2022	1.53	0	0	1.00%	-20.3%	12/31/2022	1.55	0	0	0.75%	-20.1%
12/31/2021	1.89	11,262	21,310	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	20.1%	12/31/2025	$2.69	0	$0	0.25%	20.4%	12/31/2025	$2.75	525	$1,443	0.00%	20.7%
12/31/2024	2.19	0	0	0.50%	15.0%	12/31/2024	2.23	0	0	0.25%	15.3%	12/31/2024	2.28	468	1,067	0.00%	15.6%
12/31/2023	1.90	0	0	0.50%	20.8%	12/31/2023	1.94	0	0	0.25%	21.1%	12/31/2023	1.97	371	731	0.00%	21.4%
12/31/2022	1.57	0	0	0.50%	-19.9%	12/31/2022	1.60	0	0	0.25%	-19.7%	12/31/2022	1.62	0	0	0.00%	-19.5%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.4%
2023	1.7%
2022	0.9%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,702,184	$31,903,115	1,833,502
Receivables: investments sold	-
Payables: investments purchased	(78,707)
Net assets	$37,623,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,452,813	15,274,057	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.62
Band 25	-	-	2.68
Band 0	170,664	62,148	2.75
Total	$37,623,477	15,336,205

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$300,955
Mortality & expense charges			(422,418)
Net investment income (loss)			(121,463)

Gain (loss) on investments:
Net realized gain (loss)			1,184,907
Realized gain distributions			1,681,741
Net change in unrealized appreciation (depreciation)			3,428,170
Net gain (loss)			6,294,818

Increase (decrease) in net assets from operations			$6,173,355

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(121,463)	$55,047
Net realized gain (loss)		1,184,907	321,515
Realized gain distributions		1,681,741	570,537
Net change in unrealized appreciation (depreciation)		3,428,170	1,546,790

Increase (decrease) in net assets from operations		6,173,355	2,493,889

Contract owner transactions:
Proceeds from units sold		13,503,068	13,840,268
Cost of units redeemed		(9,222,536)	(4,703,723)
Account charges		(56,574)	(38,314)
Increase (decrease)		4,223,958	9,098,231
Net increase (decrease)		10,397,313	11,592,120
Net assets, beginning		27,226,164	15,634,044
Net assets, ending		$37,623,477	$27,226,164

Units sold		6,236,306	7,182,171
Units redeemed		(4,138,785)	(2,623,125)
Net increase (decrease)		2,097,521	4,559,046
Units outstanding, beginning		13,238,684	8,679,638
Units outstanding, ending		15,336,205	13,238,684

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,504,887
Cost of units redeemed/account charges			(20,640,700)
Net investment income (loss)			(16,424)
Net realized gain (loss)			1,759,821
Realized gain distributions			3,216,824
Net change in unrealized appreciation (depreciation)			5,799,069
Net assets			$37,623,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	15,274	$37,453	1.25%	19.3%	12/31/2025	$2.51	0	$0	1.00%	19.6%	12/31/2025	$2.57	0	$0	0.75%	19.9%
12/31/2024	2.06	13,200	27,139	1.25%	14.2%	12/31/2024	2.10	0	0	1.00%	14.4%	12/31/2024	2.14	0	0	0.75%	14.7%
12/31/2023	1.80	8,663	15,601	1.25%	20.1%	12/31/2023	1.83	0	0	1.00%	20.4%	12/31/2023	1.87	0	0	0.75%	20.7%
12/31/2022	1.50	6,535	9,799	1.25%	-20.7%	12/31/2022	1.52	0	0	1.00%	-20.5%	12/31/2022	1.55	0	0	0.75%	-20.3%
12/31/2021	1.89	3,969	7,501	1.25%	15.7%	12/31/2021	1.91	0	0	1.00%	16.0%	12/31/2021	1.94	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	0	$0	0.50%	20.2%	12/31/2025	$2.68	0	$0	0.25%	20.5%	12/31/2025	$2.75	62	$171	0.00%	20.8%
12/31/2024	2.18	0	0	0.50%	15.0%	12/31/2024	2.23	0	0	0.25%	15.3%	12/31/2024	2.27	38	87	0.00%	15.6%
12/31/2023	1.90	0	0	0.50%	21.0%	12/31/2023	1.93	0	0	0.25%	21.3%	12/31/2023	1.97	17	34	0.00%	21.6%
12/31/2022	1.57	0	0	0.50%	-20.1%	12/31/2022	1.59	0	0	0.25%	-19.9%	12/31/2022	1.62	0	0	0.00%	-19.7%
12/31/2021	1.96	0	0	0.50%	16.6%	12/31/2021	1.99	0	0	0.25%	16.9%	12/31/2021	2.01	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.5%
2023	1.7%
2022	0.9%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,183,641	$12,239,806	701,849
Receivables: investments sold	-
Payables: investments purchased	(20,328)
Net assets	$14,163,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,126,090	8,384,476	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	37,223	20,710	1.80
Total	$14,163,313	8,405,186

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$114,442
Mortality & expense charges			(149,227)
Net investment income (loss)			(34,785)

Gain (loss) on investments:
Net realized gain (loss)			353,922
Realized gain distributions			514,923
Net change in unrealized appreciation (depreciation)			1,354,469
Net gain (loss)			2,223,314

Increase (decrease) in net assets from operations			$2,188,529

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,785)	$24,475
Net realized gain (loss)		353,922	85,954
Realized gain distributions		514,923	132,895
Net change in unrealized appreciation (depreciation)		1,354,469	365,184

Increase (decrease) in net assets from operations		2,188,529	608,508

Contract owner transactions:
Proceeds from units sold		7,077,761	6,006,991
Cost of units redeemed		(3,336,702)	(1,418,924)
Account charges		(40,307)	(26,086)
Increase (decrease)		3,700,752	4,561,981
Net increase (decrease)		5,889,281	5,170,489
Net assets, beginning		8,274,032	3,103,543
Net assets, ending		$14,163,313	$8,274,032

Units sold		4,709,272	4,532,769
Units redeemed		(2,159,037)	(1,185,893)
Net increase (decrease)		2,550,235	3,346,876
Units outstanding, beginning		5,854,951	2,508,075
Units outstanding, ending		8,405,186	5,854,951

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,863,459
Cost of units redeemed/account charges			(5,758,371)
Net investment income (loss)			(1,929)
Net realized gain (loss)			392,590
Realized gain distributions			723,729
Net change in unrealized appreciation (depreciation)			1,943,835
Net assets			$14,163,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	8,384	$14,126	1.25%	19.2%	12/31/2025	$1.71	0	$0	1.00%	19.5%	12/31/2025	$1.73	0	$0	0.75%	19.8%
12/31/2024	1.41	5,848	8,264	1.25%	14.2%	12/31/2024	1.43	0	0	1.00%	14.5%	12/31/2024	1.44	0	0	0.75%	14.8%
12/31/2023	1.24	2,507	3,102	1.25%	20.0%	12/31/2023	1.25	0	0	1.00%	20.3%	12/31/2023	1.26	0	0	0.75%	20.6%
12/31/2022	1.03	1,566	1,614	1.25%	-20.6%	12/31/2022	1.04	0	0	1.00%	-20.4%	12/31/2022	1.04	0	0	0.75%	-20.2%
12/31/2021	1.30	851	1,105	1.25%	15.9%	12/31/2021	1.30	0	0	1.00%	16.2%	12/31/2021	1.31	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	20.1%	12/31/2025	$1.77	0	$0	0.25%	20.4%	12/31/2025	$1.80	21	$37	0.00%	20.7%
12/31/2024	1.46	0	0	0.50%	15.1%	12/31/2024	1.47	0	0	0.25%	15.4%	12/31/2024	1.49	7	10	0.00%	15.6%
12/31/2023	1.27	0	0	0.50%	20.9%	12/31/2023	1.28	0	0	0.25%	21.2%	12/31/2023	1.29	1	2	0.00%	21.6%
12/31/2022	1.05	0	0	0.50%	-20.0%	12/31/2022	1.05	0	0	0.25%	-19.8%	12/31/2022	1.06	0	0	0.00%	-19.6%
12/31/2021	1.31	0	0	0.50%	16.7%	12/31/2021	1.31	0	0	0.25%	17.0%	12/31/2021	1.32	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.6%
2023	1.7%
2022	0.9%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,463,336	$1,273,277	73,014
Receivables: investments sold	611
Payables: investments purchased	-
Net assets	$1,463,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,439,610	869,642	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	24,337	13,781	1.77
Total	$1,463,947	883,423

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,677
Mortality & expense charges			(16,595)
Net investment income (loss)			(8,918)

Gain (loss) on investments:
Net realized gain (loss)			118,871
Realized gain distributions			53,614
Net change in unrealized appreciation (depreciation)			71,380
Net gain (loss)			243,865

Increase (decrease) in net assets from operations			$234,947

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,918)	$(1,995)
Net realized gain (loss)		118,871	26,926
Realized gain distributions		53,614	18,664
Net change in unrealized appreciation (depreciation)		71,380	63,629

Increase (decrease) in net assets from operations		234,947	107,224

Contract owner transactions:
Proceeds from units sold		809,380	626,338
Cost of units redeemed		(718,522)	(215,596)
Account charges		(4,525)	(5,382)
Increase (decrease)		86,333	405,360
Net increase (decrease)		321,280	512,584
Net assets, beginning		1,142,667	630,083
Net assets, ending		$1,463,947	$1,142,667

Units sold		541,629	469,731
Units redeemed		(477,893)	(164,535)
Net increase (decrease)		63,736	305,196
Units outstanding, beginning		819,687	514,491
Units outstanding, ending		883,423	819,687

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,126,432
Cost of units redeemed/account charges			(1,066,781)
Net investment income (loss)			(8,873)
Net realized gain (loss)			142,882
Realized gain distributions			80,228
Net change in unrealized appreciation (depreciation)			190,059
Net assets			$1,463,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	870	$1,440	1.25%	18.8%	12/31/2025	$1.68	0	$0	1.00%	19.1%	12/31/2025	$1.70	0	$0	0.75%	19.4%
12/31/2024	1.39	818	1,140	1.25%	13.8%	12/31/2024	1.41	0	0	1.00%	14.1%	12/31/2024	1.42	0	0	0.75%	14.4%
12/31/2023	1.22	514	630	1.25%	19.7%	12/31/2023	1.23	0	0	1.00%	20.0%	12/31/2023	1.24	0	0	0.75%	20.3%
12/31/2022	1.02	118	121	1.25%	-20.9%	12/31/2022	1.03	0	0	1.00%	-20.7%	12/31/2022	1.03	0	0	0.75%	-20.5%
12/31/2021	1.29	26	34	1.25%	15.4%	12/31/2021	1.30	0	0	1.00%	15.7%	12/31/2021	1.30	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	19.7%	12/31/2025	$1.74	0	$0	0.25%	20.0%	12/31/2025	$1.77	14	$24	0.00%	20.3%
12/31/2024	1.44	0	0	0.50%	14.7%	12/31/2024	1.45	0	0	0.25%	15.0%	12/31/2024	1.47	2	2	0.00%	15.3%
12/31/2023	1.25	0	0	0.50%	20.6%	12/31/2023	1.26	0	0	0.25%	20.9%	12/31/2023	1.27	0	0	0.00%	21.2%
12/31/2022	1.04	0	0	0.50%	-20.3%	12/31/2022	1.05	0	0	0.25%	-20.1%	12/31/2022	1.05	0	0	0.00%	-19.9%
12/31/2021	1.31	0	0	0.50%	16.3%	12/31/2021	1.31	0	0	0.25%	16.6%	12/31/2021	1.31	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.1%
2023	1.7%
2022	0.8%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4PY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$752,094	$750,223	36,472
Receivables: investments sold	-
Payables: investments purchased	(24,476)
Net assets	$727,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$727,618	446,405	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$727,618	446,405

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,242
Mortality & expense charges			(7,824)
Net investment income (loss)			(5,582)

Gain (loss) on investments:
Net realized gain (loss)			95,404
Realized gain distributions			28,230
Net change in unrealized appreciation (depreciation)			(7,048)
Net gain (loss)			116,586

Increase (decrease) in net assets from operations			$111,004

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,582)	$(6,208)
Net realized gain (loss)		95,404	159,118
Realized gain distributions		28,230	7,516
Net change in unrealized appreciation (depreciation)		(7,048)	(55,990)

Increase (decrease) in net assets from operations		111,004	104,436

Contract owner transactions:
Proceeds from units sold		1,107,481	808,815
Cost of units redeemed		(944,364)	(1,111,955)
Account charges		(3,671)	(5,605)
Increase (decrease)		159,446	(308,745)
Net increase (decrease)		270,450	(204,309)
Net assets, beginning		457,168	661,477
Net assets, ending		$727,618	$457,168

Units sold		735,685	619,220
Units redeemed		(621,545)	(832,497)
Net increase (decrease)		114,140	(213,277)
Units outstanding, beginning		332,265	545,542
Units outstanding, ending		446,405	332,265

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,147,720
Cost of units redeemed/account charges			(2,701,072)
Net investment income (loss)			(12,794)
Net realized gain (loss)			243,404
Realized gain distributions			48,489
Net change in unrealized appreciation (depreciation)			1,871
Net assets			$727,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	446	$728	1.25%	18.5%	12/31/2025	$1.65	0	$0	1.00%	18.8%	12/31/2025	$1.67	0	$0	0.75%	19.1%
12/31/2024	1.38	332	457	1.25%	13.5%	12/31/2024	1.39	0	0	1.00%	13.8%	12/31/2024	1.40	0	0	0.75%	14.0%
12/31/2023	1.21	546	661	1.25%	19.3%	12/31/2023	1.22	0	0	1.00%	19.6%	12/31/2023	1.23	0	0	0.75%	19.9%
12/31/2022	1.02	253	257	1.25%	-21.2%	12/31/2022	1.02	0	0	1.00%	-21.0%	12/31/2022	1.03	0	0	0.75%	-20.8%
12/31/2021	1.29	59	76	1.25%	15.1%	12/31/2021	1.29	0	0	1.00%	15.4%	12/31/2021	1.30	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	19.4%	12/31/2025	$1.72	0	$0	0.25%	19.7%	12/31/2025	$1.74	0	$0	0.00%	20.0%
12/31/2024	1.42	0	0	0.50%	14.3%	12/31/2024	1.43	0	0	0.25%	14.6%	12/31/2024	1.45	0	0	0.00%	14.9%
12/31/2023	1.24	0	0	0.50%	20.2%	12/31/2023	1.25	0	0	0.25%	20.5%	12/31/2023	1.26	0	0	0.00%	20.8%
12/31/2022	1.03	0	0	0.50%	-20.6%	12/31/2022	1.04	0	0	0.25%	-20.4%	12/31/2022	1.04	0	0	0.00%	-20.2%
12/31/2021	1.30	0	0	0.50%	15.9%	12/31/2021	1.30	0	0	0.25%	16.2%	12/31/2021	1.31	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.5%
2023	1.2%
2022	0.4%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R6 Class - 06-CTN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,009,356	$887,685	21,292
Receivables: investments sold	316
Payables: investments purchased	-
Net assets	$1,009,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,009,672	367,268	$2.75
Band 100	-	-	2.81
Band 75	-	-	2.88
Band 50	-	-	2.94
Band 25	-	-	3.01
Band 0	-	-	3.08
Total	$1,009,672	367,268

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(40,680)
Net investment income (loss)			(40,680)

Gain (loss) on investments:
Net realized gain (loss)			828,126
Realized gain distributions			210,738
Net change in unrealized appreciation (depreciation)			(448,997)
Net gain (loss)			589,867

Increase (decrease) in net assets from operations			$549,187

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40,680)	$(24,443)
Net realized gain (loss)		828,126	102,299
Realized gain distributions		210,738	281,920
Net change in unrealized appreciation (depreciation)		(448,997)	339,261

Increase (decrease) in net assets from operations		549,187	699,037

Contract owner transactions:
Proceeds from units sold		151,406	168,423
Cost of units redeemed		(3,594,706)	(645,104)
Account charges		(1,845)	(4,849)
Increase (decrease)		(3,445,145)	(481,530)
Net increase (decrease)		(2,895,958)	217,507
Net assets, beginning		3,905,630	3,688,123
Net assets, ending		$1,009,672	$3,905,630

Units sold		62,704	77,866
Units redeemed		(1,352,961)	(298,586)
Net increase (decrease)		(1,290,257)	(220,720)
Units outstanding, beginning		1,657,525	1,878,245
Units outstanding, ending		367,268	1,657,525

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,796,142
Cost of units redeemed/account charges			(16,555,102)
Net investment income (loss)			(274,864)
Net realized gain (loss)			1,576,951
Realized gain distributions			2,344,874
Net change in unrealized appreciation (depreciation)			121,671
Net assets			$1,009,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.75	367	$1,010	1.25%	16.7%	12/31/2025	$2.81	0	$0	1.00%	17.0%	12/31/2025	$2.88	0	$0	0.75%	17.3%
12/31/2024	2.36	1,658	3,906	1.25%	20.0%	12/31/2024	2.40	0	0	1.00%	20.3%	12/31/2024	2.45	0	0	0.75%	20.6%
12/31/2023	1.96	1,878	3,688	1.25%	29.8%	12/31/2023	2.00	0	0	1.00%	30.1%	12/31/2023	2.03	0	0	0.75%	30.4%
12/31/2022	1.51	2,138	3,235	1.25%	-29.4%	12/31/2022	1.54	0	0	1.00%	-29.2%	12/31/2022	1.56	0	0	0.75%	-29.1%
12/31/2021	2.14	2,204	4,725	1.25%	22.5%	12/31/2021	2.17	0	0	1.00%	22.8%	12/31/2021	2.20	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.94	0	$0	0.50%	17.5%	12/31/2025	$3.01	0	$0	0.25%	17.8%	12/31/2025	$3.08	0	$0	0.00%	18.1%
12/31/2024	2.50	0	0	0.50%	20.9%	12/31/2024	2.55	0	0	0.25%	21.2%	12/31/2024	2.61	0	0	0.00%	21.5%
12/31/2023	2.07	0	0	0.50%	30.8%	12/31/2023	2.11	0	0	0.25%	31.1%	12/31/2023	2.14	0	0	0.00%	31.4%
12/31/2022	1.58	0	0	0.50%	-28.9%	12/31/2022	1.61	0	0	0.25%	-28.7%	12/31/2022	1.63	0	0	0.00%	-28.5%
12/31/2021	2.23	0	0	0.50%	23.4%	12/31/2021	2.25	0	0	0.25%	23.8%	12/31/2021	2.28	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.6%
2023	1.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R6 Class - 06-CTP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,412,607	$62,979,820	1,982,862
Receivables: investments sold	-
Payables: investments purchased	(35,417)
Net assets	$74,377,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,984,014	33,925,808	$2.15
Band 100	-	-	2.20
Band 75	1,393,176	618,918	2.25
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.41
Total	$74,377,190	34,544,726

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,779,265
Mortality & expense charges			(960,088)
Net investment income (loss)			819,177

Gain (loss) on investments:
Net realized gain (loss)			3,963,065
Realized gain distributions			4,349,259
Net change in unrealized appreciation (depreciation)			2,834,171
Net gain (loss)			11,146,495

Increase (decrease) in net assets from operations			$11,965,672

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$819,177	$873,674
Net realized gain (loss)		3,963,065	1,681,153
Realized gain distributions		4,349,259	3,818,034
Net change in unrealized appreciation (depreciation)		2,834,171	3,408,507

Increase (decrease) in net assets from operations		11,965,672	9,781,368

Contract owner transactions:
Proceeds from units sold		11,871,206	13,342,054
Cost of units redeemed		(28,954,360)	(16,438,981)
Account charges		(58,358)	(53,336)
Increase (decrease)		(17,141,512)	(3,150,263)
Net increase (decrease)		(5,175,840)	6,631,105
Net assets, beginning		79,553,030	72,921,925
Net assets, ending		$74,377,190	$79,553,030

Units sold		6,244,635	7,680,552
Units redeemed		(15,080,040)	(9,465,512)
Net increase (decrease)		(8,835,405)	(1,784,960)
Units outstanding, beginning		43,380,131	45,165,091
Units outstanding, ending		34,544,726	43,380,131

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$175,019,576
Cost of units redeemed/account charges			(139,530,414)
Net investment income (loss)			4,447,604
Net realized gain (loss)			8,753,411
Realized gain distributions			14,254,226
Net change in unrealized appreciation (depreciation)			11,432,787
Net assets			$74,377,190

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	33,926	$72,984	1.25%	17.4%	12/31/2025	$2.20	0	$0	1.00%	17.7%	12/31/2025	$2.25	619	$1,393	0.75%	18.0%
12/31/2024	1.83	42,766	78,382	1.25%	13.9%	12/31/2024	1.87	0	0	1.00%	14.1%	12/31/2024	1.91	614	1,171	0.75%	14.4%
12/31/2023	1.61	43,092	69,365	1.25%	12.9%	12/31/2023	1.64	0	0	1.00%	13.2%	12/31/2023	1.67	980	1,635	0.75%	13.5%
12/31/2022	1.43	44,808	63,859	1.25%	-12.9%	12/31/2022	1.45	0	0	1.00%	-12.7%	12/31/2022	1.47	1,035	1,521	0.75%	-12.5%
12/31/2021	1.64	44,543	72,901	1.25%	14.7%	12/31/2021	1.66	0	0	1.00%	15.0%	12/31/2021	1.68	1,021	1,715	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	18.3%	12/31/2025	$2.36	0	$0	0.25%	18.6%	12/31/2025	$2.41	0	$0	0.00%	18.9%
12/31/2024	1.95	0	0	0.50%	14.7%	12/31/2024	1.99	0	0	0.25%	15.0%	12/31/2024	2.03	0	0	0.00%	15.3%
12/31/2023	1.70	0	0	0.50%	13.8%	12/31/2023	1.73	0	0	0.25%	14.1%	12/31/2023	1.76	1,093	1,922	0.00%	14.4%
12/31/2022	1.49	0	0	0.50%	-12.3%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.54	1,306	2,007	0.00%	-11.8%
12/31/2021	1.70	0	0	0.50%	15.5%	12/31/2021	1.72	0	0	0.25%	15.8%	12/31/2021	1.74	1,311	2,286	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.4%
2023	2.7%
2022	1.9%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R6 Class - 06-CTR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,151,983	$19,686,691	310,879
Receivables: investments sold	69,702
Payables: investments purchased	-
Net assets	$22,221,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,548,962	8,913,782	$2.42
Band 100	-	-	2.47
Band 75	-	-	2.53
Band 50	-	-	2.59
Band 25	-	-	2.65
Band 0	672,723	248,474	2.71
Total	$22,221,685	9,162,256

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$356,077
Mortality & expense charges			(202,001)
Net investment income (loss)			154,076

Gain (loss) on investments:
Net realized gain (loss)			810,120
Realized gain distributions			1,786,161
Net change in unrealized appreciation (depreciation)			738,569
Net gain (loss)			3,334,850

Increase (decrease) in net assets from operations			$3,488,926

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$154,076	$112,264
Net realized gain (loss)		810,120	615,494
Realized gain distributions		1,786,161	838,890
Net change in unrealized appreciation (depreciation)		738,569	202,026

Increase (decrease) in net assets from operations		3,488,926	1,768,674

Contract owner transactions:
Proceeds from units sold		9,395,287	1,889,513
Cost of units redeemed		(5,233,249)	(4,356,055)
Account charges		(11,284)	(8,733)
Increase (decrease)		4,150,754	(2,475,275)
Net increase (decrease)		7,639,680	(706,601)
Net assets, beginning		14,582,005	15,288,606
Net assets, ending		$22,221,685	$14,582,005

Units sold		4,196,776	1,029,596
Units redeemed		(2,460,610)	(2,396,290)
Net increase (decrease)		1,736,166	(1,366,694)
Units outstanding, beginning		7,426,090	8,792,784
Units outstanding, ending		9,162,256	7,426,090

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,404,464
Cost of units redeemed/account charges			(29,702,601)
Net investment income (loss)			893,013
Net realized gain (loss)			1,932,441
Realized gain distributions			4,229,076
Net change in unrealized appreciation (depreciation)			2,465,292
Net assets			$22,221,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	8,914	$21,549	1.25%	23.6%	12/31/2025	$2.47	0	$0	1.00%	23.9%	12/31/2025	$2.53	0	$0	0.75%	24.2%
12/31/2024	1.96	7,153	13,991	1.25%	12.8%	12/31/2024	2.00	0	0	1.00%	13.1%	12/31/2024	2.04	0	0	0.75%	13.4%
12/31/2023	1.73	8,508	14,749	1.25%	19.7%	12/31/2023	1.76	0	0	1.00%	20.0%	12/31/2023	1.80	0	0	0.75%	20.3%
12/31/2022	1.45	8,810	12,756	1.25%	-18.0%	12/31/2022	1.47	0	0	1.00%	-17.8%	12/31/2022	1.49	0	0	0.75%	-17.6%
12/31/2021	1.77	9,860	17,419	1.25%	13.7%	12/31/2021	1.79	0	0	1.00%	14.0%	12/31/2021	1.81	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	24.5%	12/31/2025	$2.65	0	$0	0.25%	24.8%	12/31/2025	$2.71	248	$673	0.00%	25.1%
12/31/2024	2.08	0	0	0.50%	13.7%	12/31/2024	2.12	0	0	0.25%	14.0%	12/31/2024	2.16	273	591	0.00%	14.3%
12/31/2023	1.83	0	0	0.50%	20.6%	12/31/2023	1.86	0	0	0.25%	20.9%	12/31/2023	1.89	285	540	0.00%	21.2%
12/31/2022	1.52	0	0	0.50%	-17.4%	12/31/2022	1.54	0	0	0.25%	-17.2%	12/31/2022	1.56	0	0	0.00%	-17.0%
12/31/2021	1.83	0	0	0.50%	14.6%	12/31/2021	1.86	0	0	0.25%	14.9%	12/31/2021	1.88	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.9%
2023	2.4%
2022	2.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EUPAC R6 Class - 06-CTT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,586,118	$34,645,922	602,852
Receivables: investments sold	-
Payables: investments purchased	(65,343)
Net assets	$36,520,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,505,677	18,601,117	$1.96
Band 100	-	-	2.01
Band 75	15,098	7,352	2.05
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.20
Total	$36,520,775	18,608,469

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,115,029
Mortality & expense charges			(437,234)
Net investment income (loss)			677,795

Gain (loss) on investments:
Net realized gain (loss)			530,103
Realized gain distributions			3,648,058
Net change in unrealized appreciation (depreciation)			3,682,676
Net gain (loss)			7,860,837

Increase (decrease) in net assets from operations			$8,538,632

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$677,795	$80,750
Net realized gain (loss)		530,103	105,507
Realized gain distributions		3,648,058	1,712,754
Net change in unrealized appreciation (depreciation)		3,682,676	(495,403)

Increase (decrease) in net assets from operations		8,538,632	1,403,608

Contract owner transactions:
Proceeds from units sold		6,085,196	8,156,118
Cost of units redeemed		(11,249,423)	(11,394,447)
Account charges		(54,263)	(58,299)
Increase (decrease)		(5,218,490)	(3,296,628)
Net increase (decrease)		3,320,142	(1,893,020)
Net assets, beginning		33,200,633	35,093,653
Net assets, ending		$36,520,775	$33,200,633

Units sold		3,520,911	5,644,313
Units redeemed		(6,494,516)	(7,556,531)
Net increase (decrease)		(2,973,605)	(1,912,218)
Units outstanding, beginning		21,582,074	23,494,292
Units outstanding, ending		18,608,469	21,582,074

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$131,195,750
Cost of units redeemed/account charges			(108,577,584)
Net investment income (loss)			1,742,462
Net realized gain (loss)			(939,187)
Realized gain distributions			11,159,138
Net change in unrealized appreciation (depreciation)			1,940,196
Net assets			$36,520,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	18,601	$36,506	1.25%	27.6%	12/31/2025	$2.01	0	$0	1.00%	27.9%	12/31/2025	$2.05	7	$15	0.75%	28.2%
12/31/2024	1.54	21,575	33,190	1.25%	3.7%	12/31/2024	1.57	0	0	1.00%	4.0%	12/31/2024	1.60	7	11	0.75%	4.3%
12/31/2023	1.48	21,648	32,103	1.25%	14.6%	12/31/2023	1.51	0	0	1.00%	14.9%	12/31/2023	1.54	5	8	0.75%	15.2%
12/31/2022	1.29	28,588	36,988	1.25%	-23.7%	12/31/2022	1.31	0	0	1.00%	-23.5%	12/31/2022	1.33	3	4	0.75%	-23.3%
12/31/2021	1.70	27,636	46,854	1.25%	1.6%	12/31/2021	1.72	0	0	1.00%	1.8%	12/31/2021	1.74	3	5	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	28.5%	12/31/2025	$2.15	0	$0	0.25%	28.9%	12/31/2025	$2.20	0	$0	0.00%	29.2%
12/31/2024	1.63	0	0	0.50%	4.5%	12/31/2024	1.67	0	0	0.25%	4.8%	12/31/2024	1.70	0	0	0.00%	5.0%
12/31/2023	1.56	0	0	0.50%	15.5%	12/31/2023	1.59	0	0	0.25%	15.8%	12/31/2023	1.62	1,841	2,983	0.00%	16.1%
12/31/2022	1.35	0	0	0.50%	-23.1%	12/31/2022	1.37	0	0	0.25%	-22.9%	12/31/2022	1.40	1,995	2,785	0.00%	-22.7%
12/31/2021	1.76	0	0	0.50%	2.3%	12/31/2021	1.78	0	0	0.25%	2.6%	12/31/2021	1.81	2,289	4,134	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	1.5%
2023	1.8%
2022	1.3%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R6 Class - 06-CTV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,864,082	$10,465,779	139,465
Receivables: investments sold	-
Payables: investments purchased	(42,983)
Net assets	$12,821,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,821,099	4,216,729	$3.04
Band 100	-	-	3.11
Band 75	-	-	3.18
Band 50	-	-	3.25
Band 25	-	-	3.33
Band 0	-	-	3.41
Total	$12,821,099	4,216,729

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$155,677
Mortality & expense charges			(190,277)
Net investment income (loss)			(34,600)

Gain (loss) on investments:
Net realized gain (loss)			2,110,255
Realized gain distributions			1,033,830
Net change in unrealized appreciation (depreciation)			71,732
Net gain (loss)			3,215,817

Increase (decrease) in net assets from operations			$3,181,217

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,600)	$27,292
Net realized gain (loss)		2,110,255	342,345
Realized gain distributions		1,033,830	1,113,650
Net change in unrealized appreciation (depreciation)		71,732	1,272,445

Increase (decrease) in net assets from operations		3,181,217	2,755,732

Contract owner transactions:
Proceeds from units sold		2,843,942	2,099,393
Cost of units redeemed		(8,634,646)	(2,175,672)
Account charges		(9,784)	(10,385)
Increase (decrease)		(5,800,488)	(86,664)
Net increase (decrease)		(2,619,271)	2,669,068
Net assets, beginning		15,440,370	12,771,302
Net assets, ending		$12,821,099	$15,440,370

Units sold		1,041,347	937,982
Units redeemed		(3,076,408)	(989,276)
Net increase (decrease)		(2,035,061)	(51,294)
Units outstanding, beginning		6,251,790	6,303,084
Units outstanding, ending		4,216,729	6,251,790

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,958,607
Cost of units redeemed/account charges			(27,806,468)
Net investment income (loss)			326,234
Net realized gain (loss)			2,206,066
Realized gain distributions			5,738,357
Net change in unrealized appreciation (depreciation)			2,398,303
Net assets			$12,821,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	4,217	$12,821	1.25%	23.1%	12/31/2025	$3.11	0	$0	1.00%	23.4%	12/31/2025	$3.18	0	$0	0.75%	23.7%
12/31/2024	2.47	6,252	15,440	1.25%	21.9%	12/31/2024	2.52	0	0	1.00%	22.2%	12/31/2024	2.57	0	0	0.75%	22.5%
12/31/2023	2.03	6,303	12,771	1.25%	24.7%	12/31/2023	2.06	0	0	1.00%	25.0%	12/31/2023	2.10	0	0	0.75%	25.3%
12/31/2022	1.62	7,217	11,727	1.25%	-17.4%	12/31/2022	1.65	0	0	1.00%	-17.2%	12/31/2022	1.67	0	0	0.75%	-17.0%
12/31/2021	1.97	8,274	16,283	1.25%	21.4%	12/31/2021	1.99	0	0	1.00%	21.7%	12/31/2021	2.02	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.25	0	$0	0.50%	24.0%	12/31/2025	$3.33	0	$0	0.25%	24.3%	12/31/2025	$3.41	0	$0	0.00%	24.7%
12/31/2024	2.62	0	0	0.50%	22.8%	12/31/2024	2.68	0	0	0.25%	23.1%	12/31/2024	2.73	0	0	0.00%	23.4%
12/31/2023	2.14	0	0	0.50%	25.6%	12/31/2023	2.17	0	0	0.25%	25.9%	12/31/2023	2.21	0	0	0.00%	26.3%
12/31/2022	1.70	0	0	0.50%	-16.8%	12/31/2022	1.73	0	0	0.25%	-16.6%	12/31/2022	1.75	0	0	0.00%	-16.4%
12/31/2021	2.04	0	0	0.50%	22.3%	12/31/2021	2.07	0	0	0.25%	22.6%	12/31/2021	2.10	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	1.5%
2022	1.7%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R6 Class - 06-CTW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,391,242	$26,544,265	457,871
Receivables: investments sold	-
Payables: investments purchased	(33,463)
Net assets	$32,357,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,357,779	10,934,046	$2.96
Band 100	-	-	3.03
Band 75	-	-	3.10
Band 50	-	-	3.17
Band 25	-	-	3.24
Band 0	-	-	3.31
Total	$32,357,779	10,934,046

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$421,759
Mortality & expense charges			(422,415)
Net investment income (loss)			(656)

Gain (loss) on investments:
Net realized gain (loss)			2,155,012
Realized gain distributions			1,667,340
Net change in unrealized appreciation (depreciation)			2,302,339
Net gain (loss)			6,124,691

Increase (decrease) in net assets from operations			$6,124,035

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(656)	$(110,230)
Net realized gain (loss)		2,155,012	594,072
Realized gain distributions		1,667,340	1,389,778
Net change in unrealized appreciation (depreciation)		2,302,339	2,638,086

Increase (decrease) in net assets from operations		6,124,035	4,511,706

Contract owner transactions:
Proceeds from units sold		6,541,368	5,805,370
Cost of units redeemed		(12,575,300)	(7,216,334)
Account charges		(24,717)	(21,571)
Increase (decrease)		(6,058,649)	(1,432,535)
Net increase (decrease)		65,386	3,079,171
Net assets, beginning		32,292,393	29,213,222
Net assets, ending		$32,357,779	$32,292,393

Units sold		2,470,862	2,626,324
Units redeemed		(4,642,878)	(3,196,141)
Net increase (decrease)		(2,172,016)	(569,817)
Units outstanding, beginning		13,106,062	13,675,879
Units outstanding, ending		10,934,046	13,106,062

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,184,114
Cost of units redeemed/account charges			(47,449,853)
Net investment income (loss)			(189,176)
Net realized gain (loss)			4,659,749
Realized gain distributions			8,305,968
Net change in unrealized appreciation (depreciation)			5,846,977
Net assets			$32,357,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.96	10,934	$32,358	1.25%	20.1%	12/31/2025	$3.03	0	$0	1.00%	20.4%	12/31/2025	$3.10	0	$0	0.75%	20.7%
12/31/2024	2.46	13,106	32,292	1.25%	15.7%	12/31/2024	2.51	0	0	1.00%	16.0%	12/31/2024	2.57	0	0	0.75%	16.3%
12/31/2023	2.13	13,223	28,159	1.25%	23.5%	12/31/2023	2.17	0	0	1.00%	23.8%	12/31/2023	2.21	0	0	0.75%	24.1%
12/31/2022	1.72	12,648	21,816	1.25%	-26.5%	12/31/2022	1.75	0	0	1.00%	-26.4%	12/31/2022	1.78	0	0	0.75%	-26.2%
12/31/2021	2.35	11,907	27,958	1.25%	16.6%	12/31/2021	2.38	0	0	1.00%	16.9%	12/31/2021	2.41	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	0	$0	0.50%	21.0%	12/31/2025	$3.24	0	$0	0.25%	21.3%	12/31/2025	$3.31	0	$0	0.00%	21.6%
12/31/2024	2.62	0	0	0.50%	16.6%	12/31/2024	2.67	0	0	0.25%	16.9%	12/31/2024	2.73	0	0	0.00%	17.2%
12/31/2023	2.25	0	0	0.50%	24.4%	12/31/2023	2.29	0	0	0.25%	24.7%	12/31/2023	2.33	453	1,054	0.00%	25.0%
12/31/2022	1.81	0	0	0.50%	-26.0%	12/31/2022	1.83	0	0	0.25%	-25.8%	12/31/2022	1.86	409	762	0.00%	-25.6%
12/31/2021	2.44	0	0	0.50%	17.5%	12/31/2021	2.47	0	0	0.25%	17.8%	12/31/2021	2.50	503	1,259	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	0.9%
2023	1.3%
2022	1.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R6 Class - 06-CTX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,731,110	$17,715,682	220,808
Receivables: investments sold	-
Payables: investments purchased	(158,345)
Net assets	$20,572,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,358,705	9,296,938	$2.19
Band 100	-	-	2.24
Band 75	214,060	93,421	2.29
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.45
Total	$20,572,765	9,390,359

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$293,110
Mortality & expense charges			(240,040)
Net investment income (loss)			53,070

Gain (loss) on investments:
Net realized gain (loss)			484,836
Realized gain distributions			893,574
Net change in unrealized appreciation (depreciation)			3,165,894
Net gain (loss)			4,544,304

Increase (decrease) in net assets from operations			$4,597,374

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,070	$7,010
Net realized gain (loss)		484,836	78,054
Realized gain distributions		893,574	483,467
Net change in unrealized appreciation (depreciation)		3,165,894	268,729

Increase (decrease) in net assets from operations		4,597,374	837,260

Contract owner transactions:
Proceeds from units sold		13,175,210	14,527,217
Cost of units redeemed		(15,318,856)	(12,642,235)
Account charges		(28,966)	(26,497)
Increase (decrease)		(2,172,612)	1,858,485
Net increase (decrease)		2,424,762	2,695,745
Net assets, beginning		18,148,003	15,452,258
Net assets, ending		$20,572,765	$18,148,003

Units sold		6,883,776	8,520,213
Units redeemed		(8,014,274)	(7,454,840)
Net increase (decrease)		(1,130,498)	1,065,373
Units outstanding, beginning		10,520,857	9,455,484
Units outstanding, ending		9,390,359	10,520,857

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$70,691,964
Cost of units redeemed/account charges			(56,412,442)
Net investment income (loss)			154,513
Net realized gain (loss)			644,285
Realized gain distributions			2,479,017
Net change in unrealized appreciation (depreciation)			3,015,428
Net assets			$20,572,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	9,297	$20,359	1.25%	27.0%	12/31/2025	$2.24	0	$0	1.00%	27.3%	12/31/2025	$2.29	93	$214	0.75%	27.6%
12/31/2024	1.72	10,419	17,964	1.25%	5.5%	12/31/2024	1.76	0	0	1.00%	5.8%	12/31/2024	1.80	102	184	0.75%	6.1%
12/31/2023	1.63	9,359	15,288	1.25%	14.8%	12/31/2023	1.66	0	0	1.00%	15.1%	12/31/2023	1.69	97	164	0.75%	15.4%
12/31/2022	1.42	7,715	10,979	1.25%	-22.7%	12/31/2022	1.44	0	0	1.00%	-22.5%	12/31/2022	1.47	111	162	0.75%	-22.3%
12/31/2021	1.84	6,494	11,959	1.25%	3.8%	12/31/2021	1.87	0	0	1.00%	4.1%	12/31/2021	1.89	107	202	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	0.50%	28.0%	12/31/2025	$2.40	0	$0	0.25%	28.3%	12/31/2025	$2.45	0	$0	0.00%	28.6%
12/31/2024	1.83	0	0	0.50%	6.3%	12/31/2024	1.87	0	0	0.25%	6.6%	12/31/2024	1.91	0	0	0.00%	6.9%
12/31/2023	1.72	0	0	0.50%	15.6%	12/31/2023	1.75	0	0	0.25%	15.9%	12/31/2023	1.78	0	0	0.00%	16.2%
12/31/2022	1.49	0	0	0.50%	-22.1%	12/31/2022	1.51	0	0	0.25%	-21.9%	12/31/2022	1.54	0	0	0.00%	-21.7%
12/31/2021	1.91	0	0	0.50%	4.6%	12/31/2021	1.94	0	0	0.25%	4.9%	12/31/2021	1.96	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.3%
2023	1.9%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R6 Class - 06-CTY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,717,684	$1,590,687	22,514
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$1,717,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,717,656	855,113	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$1,717,656	855,113

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,477
Mortality & expense charges			(25,168)
Net investment income (loss)			(7,691)

Gain (loss) on investments:
Net realized gain (loss)			92,709
Realized gain distributions			64,512
Net change in unrealized appreciation (depreciation)			123,696
Net gain (loss)			280,917

Increase (decrease) in net assets from operations			$273,226

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,691)	$(9,844)
Net realized gain (loss)		92,709	(16,192)
Realized gain distributions		64,512	-
Net change in unrealized appreciation (depreciation)		123,696	59,616

Increase (decrease) in net assets from operations		273,226	33,580

Contract owner transactions:
Proceeds from units sold		700,164	1,183,999
Cost of units redeemed		(1,933,483)	(2,060,626)
Account charges		(1,783)	(553)
Increase (decrease)		(1,235,102)	(877,180)
Net increase (decrease)		(961,876)	(843,600)
Net assets, beginning		2,679,532	3,523,132
Net assets, ending		$1,717,656	$2,679,532

Units sold		385,856	669,735
Units redeemed		(1,038,428)	(1,172,745)
Net increase (decrease)		(652,572)	(503,010)
Units outstanding, beginning		1,507,685	2,010,695
Units outstanding, ending		855,113	1,507,685

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,862,995
Cost of units redeemed/account charges			(11,399,746)
Net investment income (loss)			(215,644)
Net realized gain (loss)			511,193
Realized gain distributions			831,861
Net change in unrealized appreciation (depreciation)			126,997
Net assets			$1,717,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	855	$1,718	1.25%	13.0%	12/31/2025	$2.05	0	$0	1.00%	13.3%	12/31/2025	$2.10	0	$0	0.75%	13.6%
12/31/2024	1.78	1,508	2,680	1.25%	1.4%	12/31/2024	1.81	0	0	1.00%	1.7%	12/31/2024	1.85	0	0	0.75%	1.9%
12/31/2023	1.75	2,011	3,523	1.25%	17.8%	12/31/2023	1.78	0	0	1.00%	18.1%	12/31/2023	1.82	0	0	0.75%	18.4%
12/31/2022	1.49	1,900	2,826	1.25%	-30.5%	12/31/2022	1.51	0	0	1.00%	-30.3%	12/31/2022	1.53	0	0	0.75%	-30.2%
12/31/2021	2.14	2,197	4,701	1.25%	9.3%	12/31/2021	2.17	0	0	1.00%	9.6%	12/31/2021	2.19	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	0	$0	0.50%	13.9%	12/31/2025	$2.20	0	$0	0.25%	14.2%	12/31/2025	$2.25	0	$0	0.00%	14.4%
12/31/2024	1.89	0	0	0.50%	2.2%	12/31/2024	1.93	0	0	0.25%	2.5%	12/31/2024	1.97	0	0	0.00%	2.7%
12/31/2023	1.85	0	0	0.50%	18.7%	12/31/2023	1.88	0	0	0.25%	19.0%	12/31/2023	1.91	0	0	0.00%	19.3%
12/31/2022	1.56	0	0	0.50%	-30.0%	12/31/2022	1.58	0	0	0.25%	-29.8%	12/31/2022	1.60	0	0	0.00%	-29.6%
12/31/2021	2.22	0	0	0.50%	10.1%	12/31/2021	2.25	0	0	0.25%	10.4%	12/31/2021	2.28	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.8%
2023	1.1%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R6 Class - 06-CVC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,034,223	$26,378,783	397,384
Receivables: investments sold	-
Payables: investments purchased	(16,951)
Net assets	$32,017,272

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,663,877	8,647,403	$3.43
Band 100	-	-	3.51
Band 75	2,353,395	655,660	3.59
Band 50	-	-	3.67
Band 25	-	-	3.76
Band 0	-	-	3.84
Total	$32,017,272	9,303,063

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$201,233
Mortality & expense charges			(496,418)
Net investment income (loss)			(295,185)

Gain (loss) on investments:
Net realized gain (loss)			5,560,912
Realized gain distributions			3,425,851
Net change in unrealized appreciation (depreciation)			(1,532,348)
Net gain (loss)			7,454,415

Increase (decrease) in net assets from operations			$7,159,230

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(295,185)	$(197,647)
Net realized gain (loss)		5,560,912	2,939,511
Realized gain distributions		3,425,851	3,231,655
Net change in unrealized appreciation (depreciation)		(1,532,348)	3,763,152

Increase (decrease) in net assets from operations		7,159,230	9,736,671

Contract owner transactions:
Proceeds from units sold		6,352,334	6,814,144
Cost of units redeemed		(22,010,772)	(17,804,360)
Account charges		(31,135)	(32,940)
Increase (decrease)		(15,689,573)	(11,023,156)
Net increase (decrease)		(8,530,343)	(1,286,485)
Net assets, beginning		40,547,615	41,834,100
Net assets, ending		$32,017,272	$40,547,615

Units sold		2,105,721	2,704,919
Units redeemed		(6,812,722)	(6,884,286)
Net increase (decrease)		(4,707,001)	(4,179,367)
Units outstanding, beginning		14,010,064	18,189,431
Units outstanding, ending		9,303,063	14,010,064

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$105,859,190
Cost of units redeemed/account charges			(117,666,192)
Net investment income (loss)			(1,204,961)
Net realized gain (loss)			16,088,369
Realized gain distributions			23,285,426
Net change in unrealized appreciation (depreciation)			5,655,440
Net assets			$32,017,272

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.43	8,647	$29,664	1.25%	18.8%	12/31/2025	$3.51	0	$0	1.00%	19.1%	12/31/2025	$3.59	656	$2,353	0.75%	19.4%
12/31/2024	2.89	13,250	38,264	1.25%	27.2%	12/31/2024	2.95	0	0	1.00%	27.5%	12/31/2024	3.01	760	2,284	0.75%	27.9%
12/31/2023	2.27	15,073	34,213	1.25%	35.9%	12/31/2023	2.31	0	0	1.00%	36.3%	12/31/2023	2.35	809	1,903	0.75%	36.6%
12/31/2022	1.67	18,918	31,586	1.25%	-31.4%	12/31/2022	1.70	0	0	1.00%	-31.2%	12/31/2022	1.72	917	1,577	0.75%	-31.0%
12/31/2021	2.43	18,289	44,485	1.25%	18.2%	12/31/2021	2.46	0	0	1.00%	18.5%	12/31/2021	2.49	1,106	2,758	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	0	$0	0.50%	19.7%	12/31/2025	$3.76	0	$0	0.25%	20.0%	12/31/2025	$3.84	0	$0	0.00%	20.3%
12/31/2024	3.07	0	0	0.50%	28.2%	12/31/2024	3.13	0	0	0.25%	28.5%	12/31/2024	3.19	0	0	0.00%	28.8%
12/31/2023	2.39	0	0	0.50%	37.0%	12/31/2023	2.44	0	0	0.25%	37.3%	12/31/2023	2.48	2,307	5,718	0.00%	37.6%
12/31/2022	1.75	0	0	0.50%	-30.8%	12/31/2022	1.77	0	0	0.25%	-30.7%	12/31/2022	1.80	2,522	4,543	0.00%	-30.5%
12/31/2021	2.53	0	0	0.50%	19.1%	12/31/2021	2.56	0	0	0.25%	19.4%	12/31/2021	2.59	2,975	7,707	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.7%
2023	0.9%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R6 Class - 06-CVF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,530,991	$38,156,164	682,457
Receivables: investments sold	-
Payables: investments purchased	(7,494)
Net assets	$44,523,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,523,497	15,989,890	$2.78
Band 100	-	-	2.85
Band 75	-	-	2.91
Band 50	-	-	2.98
Band 25	-	-	3.05
Band 0	-	-	3.12
Total	$44,523,497	15,989,890

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$732,153
Mortality & expense charges			(559,816)
Net investment income (loss)			172,337

Gain (loss) on investments:
Net realized gain (loss)			2,077,262
Realized gain distributions			3,827,616
Net change in unrealized appreciation (depreciation)			742,476
Net gain (loss)			6,647,354

Increase (decrease) in net assets from operations			$6,819,691

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$172,337	$151,684
Net realized gain (loss)		2,077,262	1,149,925
Realized gain distributions		3,827,616	3,005,791
Net change in unrealized appreciation (depreciation)		742,476	1,332,060

Increase (decrease) in net assets from operations		6,819,691	5,639,460

Contract owner transactions:
Proceeds from units sold		12,061,417	13,575,926
Cost of units redeemed		(17,797,781)	(8,565,963)
Account charges		(59,566)	(48,468)
Increase (decrease)		(5,795,930)	4,961,495
Net increase (decrease)		1,023,761	10,600,955
Net assets, beginning		43,499,736	32,898,781
Net assets, ending		$44,523,497	$43,499,736

Units sold		4,901,615	6,164,330
Units redeemed		(7,042,613)	(4,193,177)
Net increase (decrease)		(2,140,998)	1,971,153
Units outstanding, beginning		18,130,888	16,159,735
Units outstanding, ending		15,989,890	18,130,888

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$79,743,483
Cost of units redeemed/account charges			(60,722,793)
Net investment income (loss)			1,364,860
Net realized gain (loss)			5,826,048
Realized gain distributions			11,937,072
Net change in unrealized appreciation (depreciation)			6,374,827
Net assets			$44,523,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.78	15,990	$44,523	1.25%	16.1%	12/31/2025	$2.85	0	$0	1.00%	16.3%	12/31/2025	$2.91	0	$0	0.75%	16.6%
12/31/2024	2.40	18,131	43,500	1.25%	17.8%	12/31/2024	2.45	0	0	1.00%	18.1%	12/31/2024	2.50	0	0	0.75%	18.4%
12/31/2023	2.04	16,160	32,899	1.25%	16.1%	12/31/2023	2.07	0	0	1.00%	16.4%	12/31/2023	2.11	0	0	0.75%	16.7%
12/31/2022	1.75	18,262	32,013	1.25%	-9.3%	12/31/2022	1.78	0	0	1.00%	-9.1%	12/31/2022	1.81	0	0	0.75%	-8.9%
12/31/2021	1.93	11,820	22,849	1.25%	27.3%	12/31/2021	1.96	0	0	1.00%	27.6%	12/31/2021	1.98	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.98	0	$0	0.50%	16.9%	12/31/2025	$3.05	0	$0	0.25%	17.2%	12/31/2025	$3.12	0	$0	0.00%	17.5%
12/31/2024	2.55	0	0	0.50%	18.7%	12/31/2024	2.60	0	0	0.25%	19.0%	12/31/2024	2.65	0	0	0.00%	19.3%
12/31/2023	2.15	0	0	0.50%	17.0%	12/31/2023	2.18	0	0	0.25%	17.3%	12/31/2023	2.22	0	0	0.00%	17.6%
12/31/2022	1.83	0	0	0.50%	-8.6%	12/31/2022	1.86	0	0	0.25%	-8.4%	12/31/2022	1.89	0	0	0.00%	-8.2%
12/31/2021	2.01	0	0	0.50%	28.3%	12/31/2021	2.03	0	0	0.25%	28.6%	12/31/2021	2.06	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.6%
2023	1.9%
2022	2.0%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Bond Fund R6 Class - 06-GFN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$995,080	$1,032,026	62,263
Receivables: investments sold	25,412
Payables: investments purchased	-
Net assets	$1,020,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,020,492	1,063,742	$0.96
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.07
Total	$1,020,492	1,063,742

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,083
Mortality & expense charges			(11,898)
Net investment income (loss)			27,185

Gain (loss) on investments:
Net realized gain (loss)			(7,988)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			52,052
Net gain (loss)			44,064

Increase (decrease) in net assets from operations			$71,249

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,185	$20,878
Net realized gain (loss)		(7,988)	(35,674)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		52,052	(26,649)

Increase (decrease) in net assets from operations		71,249	(41,445)

Contract owner transactions:
Proceeds from units sold		275,681	228,651
Cost of units redeemed		(203,658)	(437,466)
Account charges		(1,196)	(1,518)
Increase (decrease)		70,827	(210,333)
Net increase (decrease)		142,076	(251,778)
Net assets, beginning		878,416	1,130,194
Net assets, ending		$1,020,492	$878,416

Units sold		311,345	268,761
Units redeemed		(236,165)	(480,593)
Net increase (decrease)		75,180	(211,832)
Units outstanding, beginning		988,562	1,200,394
Units outstanding, ending		1,063,742	988,562

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,923,523
Cost of units redeemed/account charges			(1,809,860)
Net investment income (loss)			111,203
Net realized gain (loss)			(179,116)
Realized gain distributions			11,688
Net change in unrealized appreciation (depreciation)			(36,946)
Net assets			$1,020,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	1,064	$1,020	1.25%	8.0%	12/31/2025	$0.98	0	$0	1.00%	8.2%	12/31/2025	$1.00	0	$0	0.75%	8.5%
12/31/2024	0.89	989	878	1.25%	-4.0%	12/31/2024	0.91	0	0	1.00%	-3.8%	12/31/2024	0.92	0	0	0.75%	-3.5%
12/31/2023	0.93	957	886	1.25%	5.1%	12/31/2023	0.94	0	0	1.00%	5.4%	12/31/2023	0.96	0	0	0.75%	5.6%
12/31/2022	0.88	751	661	1.25%	-18.2%	12/31/2022	0.89	0	0	1.00%	-18.0%	12/31/2022	0.91	0	0	0.75%	-17.8%
12/31/2021	1.08	445	479	1.25%	-5.9%	12/31/2021	1.09	0	0	1.00%	-5.7%	12/31/2021	1.10	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	0.50%	8.8%	12/31/2025	$1.04	0	$0	0.25%	9.0%	12/31/2025	$1.07	0	$0	0.00%	9.3%
12/31/2024	0.94	0	0	0.50%	-3.3%	12/31/2024	0.96	0	0	0.25%	-3.0%	12/31/2024	0.98	0	0	0.00%	-2.8%
12/31/2023	0.97	0	0	0.50%	5.9%	12/31/2023	0.99	0	0	0.25%	6.2%	12/31/2023	1.00	243	244	0.00%	6.4%
12/31/2022	0.92	0	0	0.50%	-17.6%	12/31/2022	0.93	0	0	0.25%	-17.4%	12/31/2022	0.94	296	279	0.00%	-17.2%
12/31/2021	1.11	0	0	0.50%	-5.2%	12/31/2021	1.13	0	0	0.25%	-5.0%	12/31/2021	1.14	524	596	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.2%
2023	3.3%
2022	1.9%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R6 Class - 06-GKH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,676	$87,303	7,038
Receivables: investments sold	1,000
Payables: investments purchased	-
Net assets	$89,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,676	80,908	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$89,676	80,908

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,996
Mortality & expense charges			(2,020)
Net investment income (loss)			4,976

Gain (loss) on investments:
Net realized gain (loss)			4,351
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			887
Net gain (loss)			5,238

Increase (decrease) in net assets from operations			$10,214

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,976	$4,655
Net realized gain (loss)		4,351	105
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		887	(1,003)

Increase (decrease) in net assets from operations		10,214	3,757

Contract owner transactions:
Proceeds from units sold		100,238	86,499
Cost of units redeemed		(190,785)	(56,791)
Account charges		(69)	(107)
Increase (decrease)		(90,616)	29,601
Net increase (decrease)		(80,402)	33,358
Net assets, beginning		170,078	136,720
Net assets, ending		$89,676	$170,078

Units sold		94,173	84,855
Units redeemed		(175,694)	(55,627)
Net increase (decrease)		(81,521)	29,228
Units outstanding, beginning		162,429	133,201
Units outstanding, ending		80,908	162,429

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$518,341
Cost of units redeemed/account charges			(445,735)
Net investment income (loss)			15,421
Net realized gain (loss)			(1,074)
Realized gain distributions			1,350
Net change in unrealized appreciation (depreciation)			1,373
Net assets			$89,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	81	$90	1.25%	5.9%	12/31/2025	$1.13	0	$0	1.00%	6.1%	12/31/2025	$1.15	0	$0	0.75%	6.4%
12/31/2024	1.05	162	170	1.25%	2.0%	12/31/2024	1.07	0	0	1.00%	2.3%	12/31/2024	1.08	0	0	0.75%	2.5%
12/31/2023	1.03	133	137	1.25%	3.5%	12/31/2023	1.04	0	0	1.00%	3.8%	12/31/2023	1.06	0	0	0.75%	4.1%
12/31/2022	0.99	148	147	1.25%	-8.4%	12/31/2022	1.00	0	0	1.00%	-8.1%	12/31/2022	1.02	0	0	0.75%	-7.9%
12/31/2021	1.08	61	66	1.25%	-1.7%	12/31/2021	1.09	0	0	1.00%	-1.5%	12/31/2021	1.10	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.6%	12/31/2025	$1.20	0	$0	0.25%	6.9%	12/31/2025	$1.23	0	$0	0.00%	7.2%
12/31/2024	1.10	0	0	0.50%	2.8%	12/31/2024	1.12	0	0	0.25%	3.0%	12/31/2024	1.14	0	0	0.00%	3.3%
12/31/2023	1.07	0	0	0.50%	4.3%	12/31/2023	1.09	0	0	0.25%	4.6%	12/31/2023	1.11	0	0	0.00%	4.8%
12/31/2022	1.03	0	0	0.50%	-7.7%	12/31/2022	1.04	0	0	0.25%	-7.4%	12/31/2022	1.06	0	0	0.00%	-7.2%
12/31/2021	1.12	0	0	0.50%	-1.0%	12/31/2021	1.13	0	0	0.25%	-0.7%	12/31/2021	1.14	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	4.3%
2023	4.5%
2022	2.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High-Income Trust R6 Class - 06-3MC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,902,327	$2,863,190	294,588
Receivables: investments sold	19,990
Payables: investments purchased	-
Net assets	$2,922,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,922,317	2,079,657	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$2,922,317	2,079,657

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$186,050
Mortality & expense charges			(34,758)
Net investment income (loss)			151,292

Gain (loss) on investments:
Net realized gain (loss)			25,242
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,057
Net gain (loss)			45,299

Increase (decrease) in net assets from operations			$196,591

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151,292	$70,523
Net realized gain (loss)		25,242	9,525
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,057	4,630

Increase (decrease) in net assets from operations		196,591	84,678

Contract owner transactions:
Proceeds from units sold		1,005,390	2,634,273
Cost of units redeemed		(1,201,403)	(820,352)
Account charges		(3,036)	(2,403)
Increase (decrease)		(199,049)	1,811,518
Net increase (decrease)		(2,458)	1,896,196
Net assets, beginning		2,924,775	1,028,579
Net assets, ending		$2,922,317	$2,924,775

Units sold		745,503	2,034,248
Units redeemed		(899,899)	(652,732)
Net increase (decrease)		(154,396)	1,381,516
Units outstanding, beginning		2,234,053	852,537
Units outstanding, ending		2,079,657	2,234,053

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,152,306
Cost of units redeemed/account charges			(2,580,331)
Net investment income (loss)			292,782
Net realized gain (loss)			18,423
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			39,137
Net assets			$2,922,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	2,080	$2,922	1.25%	7.3%	12/31/2025	$1.43	0	$0	1.00%	7.6%	12/31/2025	$1.46	0	$0	0.75%	7.9%
12/31/2024	1.31	2,234	2,925	1.25%	8.5%	12/31/2024	1.33	0	0	1.00%	8.8%	12/31/2024	1.35	0	0	0.75%	9.1%
12/31/2023	1.21	853	1,029	1.25%	11.1%	12/31/2023	1.22	0	0	1.00%	11.4%	12/31/2023	1.24	0	0	0.75%	11.7%
12/31/2022	1.09	529	574	1.25%	-10.0%	12/31/2022	1.10	0	0	1.00%	-9.7%	12/31/2022	1.11	0	0	0.75%	-9.5%
12/31/2021	1.21	237	285	1.25%	7.4%	12/31/2021	1.22	0	0	1.00%	7.6%	12/31/2021	1.23	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	8.1%	12/31/2025	$1.51	0	$0	0.25%	8.4%	12/31/2025	$1.54	0	$0	0.00%	8.7%
12/31/2024	1.37	0	0	0.50%	9.3%	12/31/2024	1.39	0	0	0.25%	9.6%	12/31/2024	1.41	0	0	0.00%	9.9%
12/31/2023	1.25	0	0	0.50%	12.0%	12/31/2023	1.27	0	0	0.25%	12.3%	12/31/2023	1.29	0	0	0.00%	12.5%
12/31/2022	1.12	0	0	0.50%	-9.3%	12/31/2022	1.13	0	0	0.25%	-9.1%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.24	0	0	0.50%	8.2%	12/31/2021	1.25	0	0	0.25%	8.5%	12/31/2021	1.26	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	4.4%
2023	7.3%
2022	4.5%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R4 Class - 06-3MK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,128	$272,507	5,008
Receivables: investments sold	380
Payables: investments purchased	-
Net assets	$296,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,508	154,307	$1.92
Band 100	-	-	1.96
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.10
Total	$296,508	154,307

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,727
Mortality & expense charges			(3,710)
Net investment income (loss)			1,017

Gain (loss) on investments:
Net realized gain (loss)			21,364
Realized gain distributions			16,302
Net change in unrealized appreciation (depreciation)			(4,634)
Net gain (loss)			33,032

Increase (decrease) in net assets from operations			$34,049

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,017	$1,570
Net realized gain (loss)		21,364	17,044
Realized gain distributions		16,302	15,541
Net change in unrealized appreciation (depreciation)		(4,634)	11,662

Increase (decrease) in net assets from operations		34,049	45,817

Contract owner transactions:
Proceeds from units sold		122,559	131,387
Cost of units redeemed		(221,649)	(130,958)
Account charges		(130)	(109)
Increase (decrease)		(99,220)	320
Net increase (decrease)		(65,171)	46,137
Net assets, beginning		361,679	315,542
Net assets, ending		$296,508	$361,679

Units sold		69,183	85,277
Units redeemed		(130,644)	(83,134)
Net increase (decrease)		(61,461)	2,143
Units outstanding, beginning		215,768	213,625
Units outstanding, ending		154,307	215,768

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,075,992
Cost of units redeemed/account charges			(939,774)
Net investment income (loss)			12,423
Net realized gain (loss)			60,444
Realized gain distributions			63,802
Net change in unrealized appreciation (depreciation)			23,621
Net assets			$296,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	154	$297	1.25%	14.6%	12/31/2025	$1.96	0	$0	1.00%	14.9%	12/31/2025	$1.99	0	$0	0.75%	15.2%
12/31/2024	1.68	216	362	1.25%	13.5%	12/31/2024	1.70	0	0	1.00%	13.8%	12/31/2024	1.73	0	0	0.75%	14.1%
12/31/2023	1.48	214	316	1.25%	8.0%	12/31/2023	1.50	0	0	1.00%	8.3%	12/31/2023	1.52	0	0	0.75%	8.5%
12/31/2022	1.37	509	696	1.25%	-5.7%	12/31/2022	1.38	0	0	1.00%	-5.5%	12/31/2022	1.40	0	0	0.75%	-5.2%
12/31/2021	1.45	134	195	1.25%	23.4%	12/31/2021	1.46	0	0	1.00%	23.7%	12/31/2021	1.47	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	15.5%	12/31/2025	$2.07	0	$0	0.25%	15.8%	12/31/2025	$2.10	0	$0	0.00%	16.1%
12/31/2024	1.76	0	0	0.50%	14.3%	12/31/2024	1.78	0	0	0.25%	14.6%	12/31/2024	1.81	0	0	0.00%	14.9%
12/31/2023	1.54	0	0	0.50%	8.8%	12/31/2023	1.56	0	0	0.25%	9.1%	12/31/2023	1.58	0	0	0.00%	9.3%
12/31/2022	1.41	0	0	0.50%	-5.0%	12/31/2022	1.43	0	0	0.25%	-4.8%	12/31/2022	1.44	0	0	0.00%	-4.5%
12/31/2021	1.49	0	0	0.50%	24.3%	12/31/2021	1.50	0	0	0.25%	24.6%	12/31/2021	1.51	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.8%
2023	2.1%
2022	1.6%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R6 Class - 06-3M3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,206,888	$5,417,862	104,544
Receivables: investments sold	14,558
Payables: investments purchased	-
Net assets	$6,221,446

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,221,446	3,157,524	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$6,221,446	3,157,524

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$111,845
Mortality & expense charges			(70,787)
Net investment income (loss)			41,058

Gain (loss) on investments:
Net realized gain (loss)			221,200
Realized gain distributions			342,035
Net change in unrealized appreciation (depreciation)			213,708
Net gain (loss)			776,943

Increase (decrease) in net assets from operations			$818,001

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,058	$42,771
Net realized gain (loss)		221,200	82,783
Realized gain distributions		342,035	243,849
Net change in unrealized appreciation (depreciation)		213,708	321,046

Increase (decrease) in net assets from operations		818,001	690,449

Contract owner transactions:
Proceeds from units sold		1,185,843	938,191
Cost of units redeemed		(1,460,233)	(789,876)
Account charges		(7,318)	(4,801)
Increase (decrease)		(281,708)	143,514
Net increase (decrease)		536,293	833,963
Net assets, beginning		5,685,153	4,851,190
Net assets, ending		$6,221,446	$5,685,153

Units sold		753,105	580,842
Units redeemed		(914,489)	(486,632)
Net increase (decrease)		(161,384)	94,210
Units outstanding, beginning		3,318,908	3,224,698
Units outstanding, ending		3,157,524	3,318,908

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,474,545
Cost of units redeemed/account charges			(4,503,902)
Net investment income (loss)			210,411
Net realized gain (loss)			385,693
Realized gain distributions			865,673
Net change in unrealized appreciation (depreciation)			789,026
Net assets			$6,221,446

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	3,158	$6,221	1.25%	15.0%	12/31/2025	$2.01	0	$0	1.00%	15.3%	12/31/2025	$2.04	0	$0	0.75%	15.6%
12/31/2024	1.71	3,319	5,685	1.25%	13.9%	12/31/2024	1.74	0	0	1.00%	14.2%	12/31/2024	1.77	0	0	0.75%	14.4%
12/31/2023	1.50	3,225	4,851	1.25%	8.4%	12/31/2023	1.52	0	0	1.00%	8.7%	12/31/2023	1.54	0	0	0.75%	8.9%
12/31/2022	1.39	2,552	3,542	1.25%	-5.4%	12/31/2022	1.40	0	0	1.00%	-5.1%	12/31/2022	1.42	0	0	0.75%	-4.9%
12/31/2021	1.47	2,130	3,124	1.25%	23.8%	12/31/2021	1.48	0	0	1.00%	24.1%	12/31/2021	1.49	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	0	$0	0.50%	15.9%	12/31/2025	$2.12	0	$0	0.25%	16.2%	12/31/2025	$2.16	0	$0	0.00%	16.5%
12/31/2024	1.79	0	0	0.50%	14.7%	12/31/2024	1.82	0	0	0.25%	15.0%	12/31/2024	1.85	0	0	0.00%	15.3%
12/31/2023	1.56	0	0	0.50%	9.2%	12/31/2023	1.58	0	0	0.25%	9.5%	12/31/2023	1.61	0	0	0.00%	9.7%
12/31/2022	1.43	0	0	0.50%	-4.7%	12/31/2022	1.45	0	0	0.25%	-4.4%	12/31/2022	1.46	0	0	0.00%	-4.2%
12/31/2021	1.50	0	0	0.50%	24.7%	12/31/2021	1.51	0	0	0.25%	25.0%	12/31/2021	1.53	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.1%
2023	2.5%
2022	2.3%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R4 Class - 06-3MM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$750	$709	9
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$750	451	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$750	451

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18
Mortality & expense charges			(4)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			33
Net change in unrealized appreciation (depreciation)			51
Net gain (loss)			86

Increase (decrease) in net assets from operations			$100

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$6
Net realized gain (loss)		2	3
Realized gain distributions		33	7
Net change in unrealized appreciation (depreciation)		51	(12)

Increase (decrease) in net assets from operations		100	4

Contract owner transactions:
Proceeds from units sold		398	304
Cost of units redeemed		(94)	(48)
Account charges		-	-
Increase (decrease)		304	256
Net increase (decrease)		404	260
Net assets, beginning		346	86
Net assets, ending		$750	$346

Units sold		267	216
Units redeemed		(63)	(36)
Net increase (decrease)		204	180
Units outstanding, beginning		247	67
Units outstanding, ending		451	247

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$784
Cost of units redeemed/account charges			(142)
Net investment income (loss)			22
Net realized gain (loss)			5
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			41
Net assets			$750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$1	1.25%	18.8%	12/31/2025	$1.69	0	$0	1.00%	19.1%	12/31/2025	$1.72	0	$0	0.75%	19.4%
12/31/2024	1.40	0	0	1.25%	8.8%	12/31/2024	1.42	0	0	1.00%	9.1%	12/31/2024	1.44	0	0	0.75%	9.4%
12/31/2023	1.29	0	0	1.25%	7.6%	12/31/2023	1.30	0	0	1.00%	7.9%	12/31/2023	1.32	0	0	0.75%	8.1%
12/31/2022	1.19	0	0	1.25%	-8.3%	12/31/2022	1.21	0	0	1.00%	-8.1%	12/31/2022	1.22	0	0	0.75%	-7.9%
12/31/2021	1.30	0	0	1.25%	13.6%	12/31/2021	1.31	0	0	1.00%	13.8%	12/31/2021	1.32	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	19.7%	12/31/2025	$1.79	0	$0	0.25%	20.0%	12/31/2025	$1.82	0	$0	0.00%	20.3%
12/31/2024	1.47	0	0	0.50%	9.7%	12/31/2024	1.49	0	0	0.25%	9.9%	12/31/2024	1.51	0	0	0.00%	10.2%
12/31/2023	1.34	0	0	0.50%	8.4%	12/31/2023	1.35	0	0	0.25%	8.7%	12/31/2023	1.37	0	0	0.00%	8.9%
12/31/2022	1.23	0	0	0.50%	-7.6%	12/31/2022	1.25	0	0	0.25%	-7.4%	12/31/2022	1.26	0	0	0.00%	-7.2%
12/31/2021	1.33	0	0	0.50%	14.4%	12/31/2021	1.35	0	0	0.25%	14.7%	12/31/2021	1.36	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.8%
2023	3.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R6 Class - 06-3M6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,493	$403,525	5,973
Receivables: investments sold	-
Payables: investments purchased	(326)
Net assets	$459,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,167	269,321	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$459,167	269,321

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,617
Mortality & expense charges			(5,409)
Net investment income (loss)			9,208

Gain (loss) on investments:
Net realized gain (loss)			7,485
Realized gain distributions			20,270
Net change in unrealized appreciation (depreciation)			38,156
Net gain (loss)			65,911

Increase (decrease) in net assets from operations			$75,119

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,208	$8,878
Net realized gain (loss)		7,485	4,100
Realized gain distributions		20,270	8,682
Net change in unrealized appreciation (depreciation)		38,156	9,340

Increase (decrease) in net assets from operations		75,119	31,000

Contract owner transactions:
Proceeds from units sold		52,635	231,569
Cost of units redeemed		(48,452)	(121,429)
Account charges		(127)	(64)
Increase (decrease)		4,056	110,076
Net increase (decrease)		79,175	141,076
Net assets, beginning		379,992	238,916
Net assets, ending		$459,167	$379,992

Units sold		33,727	173,023
Units redeemed		(30,182)	(89,778)
Net increase (decrease)		3,545	83,245
Units outstanding, beginning		265,776	182,531
Units outstanding, ending		269,321	265,776

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$504,445
Cost of units redeemed/account charges			(174,550)
Net investment income (loss)			32,109
Net realized gain (loss)			11,655
Realized gain distributions			29,540
Net change in unrealized appreciation (depreciation)			55,968
Net assets			$459,167

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	269	$459	1.25%	19.2%	12/31/2025	$1.74	0	$0	1.00%	19.5%	12/31/2025	$1.77	0	$0	0.75%	19.8%
12/31/2024	1.43	266	380	1.25%	9.2%	12/31/2024	1.45	0	0	1.00%	9.5%	12/31/2024	1.47	0	0	0.75%	9.8%
12/31/2023	1.31	183	239	1.25%	8.0%	12/31/2023	1.33	0	0	1.00%	8.2%	12/31/2023	1.34	0	0	0.75%	8.5%
12/31/2022	1.21	112	136	1.25%	-8.0%	12/31/2022	1.23	0	0	1.00%	-7.8%	12/31/2022	1.24	0	0	0.75%	-7.5%
12/31/2021	1.32	98	130	1.25%	14.0%	12/31/2021	1.33	0	0	1.00%	14.2%	12/31/2021	1.34	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	20.1%	12/31/2025	$1.83	0	$0	0.25%	20.4%	12/31/2025	$1.87	0	$0	0.00%	20.7%
12/31/2024	1.50	0	0	0.50%	10.1%	12/31/2024	1.52	0	0	0.25%	10.3%	12/31/2024	1.55	0	0	0.00%	10.6%
12/31/2023	1.36	0	0	0.50%	8.8%	12/31/2023	1.38	0	0	0.25%	9.0%	12/31/2023	1.40	0	0	0.00%	9.3%
12/31/2022	1.25	0	0	0.50%	-7.3%	12/31/2022	1.26	0	0	0.25%	-7.1%	12/31/2022	1.28	0	0	0.00%	-6.8%
12/31/2021	1.35	0	0	0.50%	14.8%	12/31/2021	1.36	0	0	0.25%	15.1%	12/31/2021	1.37	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	4.3%
2023	3.8%
2022	3.7%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Global Balanced Fund R6 Class - 06-3M9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$878,195	$784,457	21,865
Receivables: investments sold	3,432
Payables: investments purchased	-
Net assets	$881,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$(1)	(1)	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	881,628	513,778	1.72
Total	$881,627	513,777

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,142
Mortality & expense charges			-
Net investment income (loss)			22,142

Gain (loss) on investments:
Net realized gain (loss)			8,762
Realized gain distributions			33,051
Net change in unrealized appreciation (depreciation)			63,514
Net gain (loss)			105,327

Increase (decrease) in net assets from operations			$127,469

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,142	$24,391
Net realized gain (loss)		8,762	105,981
Realized gain distributions		33,051	25,402
Net change in unrealized appreciation (depreciation)		63,514	(77,880)

Increase (decrease) in net assets from operations		127,469	77,894

Contract owner transactions:
Proceeds from units sold		118,155	267,900
Cost of units redeemed		(100,003)	(707,391)
Account charges		-	(5)
Increase (decrease)		18,152	(439,496)
Net increase (decrease)		145,621	(361,602)
Net assets, beginning		736,006	1,097,608
Net assets, ending		$881,627	$736,006

Units sold		74,808	181,466
Units redeemed		(64,921)	(480,845)
Net increase (decrease)		9,887	(299,379)
Units outstanding, beginning		503,890	803,269
Units outstanding, ending		513,777	503,890

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,226,470
Cost of units redeemed/account charges			(2,672,124)
Net investment income (loss)			59,847
Net realized gain (loss)			115,223
Realized gain distributions			58,473
Net change in unrealized appreciation (depreciation)			93,738
Net assets			$881,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	1.25%	16.0%	12/31/2025	$1.60	0	$0	1.00%	16.3%	12/31/2025	$1.63	0	$0	0.75%	16.6%
12/31/2024	1.35	0	0	1.25%	5.6%	12/31/2024	1.37	0	0	1.00%	5.8%	12/31/2024	1.39	0	0	0.75%	6.1%
12/31/2023	1.28	0	0	1.25%	12.7%	12/31/2023	1.30	0	0	1.00%	13.0%	12/31/2023	1.31	0	0	0.75%	13.2%
12/31/2022	1.14	763	867	1.25%	-15.0%	12/31/2022	1.15	0	0	1.00%	-14.8%	12/31/2022	1.16	0	0	0.75%	-14.6%
12/31/2021	1.34	0	1	1.25%	8.1%	12/31/2021	1.35	0	0	1.00%	8.4%	12/31/2021	1.36	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	16.9%	12/31/2025	$1.69	0	$0	0.25%	17.2%	12/31/2025	$1.72	514	$882	0.00%	17.5%
12/31/2024	1.42	0	0	0.50%	6.4%	12/31/2024	1.44	0	0	0.25%	6.6%	12/31/2024	1.46	504	736	0.00%	6.9%
12/31/2023	1.33	0	0	0.50%	13.5%	12/31/2023	1.35	0	0	0.25%	13.8%	12/31/2023	1.37	803	1,098	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-14.4%	12/31/2022	1.19	0	0	0.25%	-14.2%	12/31/2022	1.20	0	0	0.00%	-14.0%
12/31/2021	1.37	0	0	0.50%	9.0%	12/31/2021	1.38	0	0	0.25%	9.2%	12/31/2021	1.39	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.7%
2023	2.1%
2022	0.0%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Inflation Linked Bond Fund R6 Class - 06-3G9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,479,555	$1,524,385	157,999
Receivables: investments sold	15,118
Payables: investments purchased	-
Net assets	$1,494,673

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,494,673	1,294,126	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$1,494,673	1,294,126

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$53,018
Mortality & expense charges			(17,253)
Net investment income (loss)			35,765

Gain (loss) on investments:
Net realized gain (loss)			(5,004)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,534
Net gain (loss)			40,530

Increase (decrease) in net assets from operations			$76,295

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,765	$15,197
Net realized gain (loss)		(5,004)	(10,222)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,534	475

Increase (decrease) in net assets from operations		76,295	5,450

Contract owner transactions:
Proceeds from units sold		306,596	450,337
Cost of units redeemed		(159,551)	(128,339)
Account charges		(1,511)	(1,227)
Increase (decrease)		145,534	320,771
Net increase (decrease)		221,829	326,221
Net assets, beginning		1,272,844	946,623
Net assets, ending		$1,494,673	$1,272,844

Units sold		275,432	410,748
Units redeemed		(148,085)	(119,755)
Net increase (decrease)		127,347	290,993
Units outstanding, beginning		1,166,779	875,786
Units outstanding, ending		1,294,126	1,166,779

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,308,849
Cost of units redeemed/account charges			(840,298)
Net investment income (loss)			103,941
Net realized gain (loss)			(38,344)
Realized gain distributions			5,355
Net change in unrealized appreciation (depreciation)			(44,830)
Net assets			$1,494,673

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	1,294	$1,495	1.25%	5.9%	12/31/2025	$1.18	0	$0	1.00%	6.1%	12/31/2025	$1.20	0	$0	0.75%	6.4%
12/31/2024	1.09	1,167	1,273	1.25%	0.9%	12/31/2024	1.11	0	0	1.00%	1.2%	12/31/2024	1.13	0	0	0.75%	1.4%
12/31/2023	1.08	876	947	1.25%	0.5%	12/31/2023	1.10	0	0	1.00%	0.7%	12/31/2023	1.11	0	0	0.75%	1.0%
12/31/2022	1.08	658	708	1.25%	-12.7%	12/31/2022	1.09	0	0	1.00%	-12.5%	12/31/2022	1.10	0	0	0.75%	-12.3%
12/31/2021	1.23	323	398	1.25%	2.9%	12/31/2021	1.24	0	0	1.00%	3.1%	12/31/2021	1.25	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	6.7%	12/31/2025	$1.24	0	$0	0.25%	6.9%	12/31/2025	$1.27	0	$0	0.00%	7.2%
12/31/2024	1.14	0	0	0.50%	1.7%	12/31/2024	1.16	0	0	0.25%	1.9%	12/31/2024	1.18	0	0	0.00%	2.2%
12/31/2023	1.13	0	0	0.50%	1.2%	12/31/2023	1.14	0	0	0.25%	1.5%	12/31/2023	1.16	0	0	0.00%	1.7%
12/31/2022	1.11	0	0	0.50%	-12.1%	12/31/2022	1.12	0	0	0.25%	-11.8%	12/31/2022	1.14	0	0	0.00%	-11.6%
12/31/2021	1.27	0	0	0.50%	3.7%	12/31/2021	1.28	0	0	0.25%	3.9%	12/31/2021	1.29	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.6%
2023	1.4%
2022	8.0%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Growth and Income Fund R6 Class - 06-3M4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,681,339	$1,317,305	37,117
Receivables: investments sold	-
Payables: investments purchased	(24,422)
Net assets	$1,656,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,857	91,282	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	1,491,060	749,981	1.99
Total	$1,656,917	841,263

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,342
Mortality & expense charges			(2,051)
Net investment income (loss)			44,291

Gain (loss) on investments:
Net realized gain (loss)			41,464
Realized gain distributions			87,979
Net change in unrealized appreciation (depreciation)			277,440
Net gain (loss)			406,883

Increase (decrease) in net assets from operations			$451,174

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,291	$37,167
Net realized gain (loss)		41,464	25,793
Realized gain distributions		87,979	9,857
Net change in unrealized appreciation (depreciation)		277,440	(24,193)

Increase (decrease) in net assets from operations		451,174	48,624

Contract owner transactions:
Proceeds from units sold		142,074	200,025
Cost of units redeemed		(283,301)	(251,388)
Account charges		(217)	(146)
Increase (decrease)		(141,444)	(51,509)
Net increase (decrease)		309,730	(2,885)
Net assets, beginning		1,347,187	1,350,072
Net assets, ending		$1,656,917	$1,347,187

Units sold		88,007	142,190
Units redeemed		(177,718)	(176,238)
Net increase (decrease)		(89,711)	(34,048)
Units outstanding, beginning		930,974	965,022
Units outstanding, ending		841,263	930,974

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,747,216
Cost of units redeemed/account charges			(2,740,752)
Net investment income (loss)			106,604
Net realized gain (loss)			81,740
Realized gain distributions			98,075
Net change in unrealized appreciation (depreciation)			364,034
Net assets			$1,656,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	91	$166	1.25%	33.8%	12/31/2025	$1.85	0	$0	1.00%	34.2%	12/31/2025	$1.88	0	$0	0.75%	34.5%
12/31/2024	1.36	169	229	1.25%	2.4%	12/31/2024	1.38	0	0	1.00%	2.6%	12/31/2024	1.40	0	0	0.75%	2.9%
12/31/2023	1.33	171	227	1.25%	14.3%	12/31/2023	1.34	0	0	1.00%	14.6%	12/31/2023	1.36	0	0	0.75%	14.9%
12/31/2022	1.16	818	948	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.38	2	2	1.25%	8.8%	12/31/2021	1.40	0	0	1.00%	9.0%	12/31/2021	1.41	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	34.9%	12/31/2025	$1.95	0	$0	0.25%	35.2%	12/31/2025	$1.99	750	$1,491	0.00%	35.5%
12/31/2024	1.42	0	0	0.50%	3.2%	12/31/2024	1.44	0	0	0.25%	3.4%	12/31/2024	1.47	762	1,118	0.00%	3.7%
12/31/2023	1.38	0	0	0.50%	15.1%	12/31/2023	1.40	0	0	0.25%	15.4%	12/31/2023	1.41	794	1,123	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-15.6%	12/31/2022	1.21	0	0	0.25%	-15.4%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	9.6%	12/31/2021	1.43	0	0	0.25%	9.8%	12/31/2021	1.44	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.0%
2023	3.0%
2022	0.0%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Investment Company of America R6 Class - 06-3GH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,378,729	$1,267,302	22,073
Receivables: investments sold	3,716
Payables: investments purchased	-
Net assets	$1,382,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,382,445	574,440	$2.41
Band 100	-	-	2.45
Band 75	-	-	2.50
Band 50	-	-	2.54
Band 25	-	-	2.59
Band 0	-	-	2.64
Total	$1,382,445	574,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,308
Mortality & expense charges			(14,798)
Net investment income (loss)			510

Gain (loss) on investments:
Net realized gain (loss)			23,055
Realized gain distributions			120,642
Net change in unrealized appreciation (depreciation)			69,219
Net gain (loss)			212,916

Increase (decrease) in net assets from operations			$213,426

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$510	$1,664
Net realized gain (loss)		23,055	4,440
Realized gain distributions		120,642	78,378
Net change in unrealized appreciation (depreciation)		69,219	(3,046)

Increase (decrease) in net assets from operations		213,426	81,436

Contract owner transactions:
Proceeds from units sold		333,081	707,333
Cost of units redeemed		(215,092)	(36,406)
Account charges		(430)	(103)
Increase (decrease)		117,559	670,824
Net increase (decrease)		330,985	752,260
Net assets, beginning		1,051,460	299,200
Net assets, ending		$1,382,445	$1,051,460

Units sold		154,320	357,476
Units redeemed		(101,396)	(19,635)
Net increase (decrease)		52,924	337,841
Units outstanding, beginning		521,516	183,675
Units outstanding, ending		574,440	521,516

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,323,878
Cost of units redeemed/account charges			(328,397)
Net investment income (loss)			6,296
Net realized gain (loss)			36,397
Realized gain distributions			232,844
Net change in unrealized appreciation (depreciation)			111,427
Net assets			$1,382,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	574	$1,382	1.25%	19.4%	12/31/2025	$2.45	0	$0	1.00%	19.7%	12/31/2025	$2.50	0	$0	0.75%	20.0%
12/31/2024	2.02	522	1,051	1.25%	23.8%	12/31/2024	2.05	0	0	1.00%	24.1%	12/31/2024	2.08	0	0	0.75%	24.4%
12/31/2023	1.63	184	299	1.25%	27.3%	12/31/2023	1.65	0	0	1.00%	27.6%	12/31/2023	1.67	0	0	0.75%	27.9%
12/31/2022	1.28	168	214	1.25%	-16.3%	12/31/2022	1.29	0	0	1.00%	-16.1%	12/31/2022	1.31	0	0	0.75%	-15.9%
12/31/2021	1.53	173	264	1.25%	23.8%	12/31/2021	1.54	0	0	1.00%	24.2%	12/31/2021	1.56	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	0	$0	0.50%	20.3%	12/31/2025	$2.59	0	$0	0.25%	20.6%	12/31/2025	$2.64	0	$0	0.00%	20.9%
12/31/2024	2.12	0	0	0.50%	24.7%	12/31/2024	2.15	0	0	0.25%	25.0%	12/31/2024	2.19	0	0	0.00%	25.3%
12/31/2023	1.70	0	0	0.50%	28.2%	12/31/2023	1.72	0	0	0.25%	28.6%	12/31/2023	1.74	0	0	0.00%	28.9%
12/31/2022	1.32	0	0	0.50%	-15.7%	12/31/2022	1.34	0	0	0.25%	-15.5%	12/31/2022	1.35	0	0	0.00%	-15.3%
12/31/2021	1.57	0	0	0.50%	24.8%	12/31/2021	1.58	0	0	0.25%	25.1%	12/31/2021	1.60	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.1%
2023	1.9%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Bond Fund of America R6 Class - 06-39V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,192,100	$30,279,636	2,550,835
Receivables: investments sold	14,794
Payables: investments purchased	-
Net assets	$29,206,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,206,894	25,884,582	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$29,206,894	25,884,582

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,722,132
Mortality & expense charges			(475,245)
Net investment income (loss)			1,246,887

Gain (loss) on investments:
Net realized gain (loss)			(1,026,056)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,109,156
Net gain (loss)			1,083,100

Increase (decrease) in net assets from operations			$2,329,987

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,246,887	$1,179,792
Net realized gain (loss)		(1,026,056)	(508,893)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,109,156	(466,077)

Increase (decrease) in net assets from operations		2,329,987	204,822

Contract owner transactions:
Proceeds from units sold		16,634,657	22,814,371
Cost of units redeemed		(27,421,098)	(13,878,264)
Account charges		(113,365)	(108,625)
Increase (decrease)		(10,899,806)	8,827,482
Net increase (decrease)		(8,569,819)	9,032,304
Net assets, beginning		37,776,713	28,744,409
Net assets, ending		$29,206,894	$37,776,713

Units sold		15,253,482	22,614,547
Units redeemed		(24,928,574)	(14,178,765)
Net increase (decrease)		(9,675,092)	8,435,782
Units outstanding, beginning		35,559,674	27,123,892
Units outstanding, ending		25,884,582	35,559,674

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$99,159,853
Cost of units redeemed/account charges			(70,228,256)
Net investment income (loss)			3,569,855
Net realized gain (loss)			(2,415,661)
Realized gain distributions			208,639
Net change in unrealized appreciation (depreciation)			(1,087,536)
Net assets			$29,206,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	25,885	$29,207	1.25%	6.2%	12/31/2025	$1.15	0	$0	1.00%	6.5%	12/31/2025	$1.17	0	$0	0.75%	6.7%
12/31/2024	1.06	35,560	37,777	1.25%	0.2%	12/31/2024	1.08	0	0	1.00%	0.5%	12/31/2024	1.10	0	0	0.75%	0.8%
12/31/2023	1.06	27,124	28,744	1.25%	3.8%	12/31/2023	1.07	0	0	1.00%	4.1%	12/31/2023	1.09	0	0	0.75%	4.3%
12/31/2022	1.02	22,561	23,033	1.25%	-13.5%	12/31/2022	1.03	0	0	1.00%	-13.2%	12/31/2022	1.04	0	0	0.75%	-13.0%
12/31/2021	1.18	22,909	27,023	1.25%	-1.8%	12/31/2021	1.19	0	0	1.00%	-1.6%	12/31/2021	1.20	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	7.0%	12/31/2025	$1.22	0	$0	0.25%	7.3%	12/31/2025	$1.24	0	$0	0.00%	7.5%
12/31/2024	1.12	0	0	0.50%	1.0%	12/31/2024	1.14	0	0	0.25%	1.3%	12/31/2024	1.15	0	0	0.00%	1.5%
12/31/2023	1.11	0	0	0.50%	4.6%	12/31/2023	1.12	0	0	0.25%	4.8%	12/31/2023	1.14	0	0	0.00%	5.1%
12/31/2022	1.06	0	0	0.50%	-12.8%	12/31/2022	1.07	0	0	0.25%	-12.6%	12/31/2022	1.08	0	0	0.00%	-12.4%
12/31/2021	1.21	0	0	0.50%	-1.1%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	4.9%
2023	3.9%
2022	2.7%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R4 Class - 06-3MN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,692	$130,253	5,401
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$140,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,708	83,127	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$140,708	83,127

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,791
Mortality & expense charges			(1,556)
Net investment income (loss)			3,235

Gain (loss) on investments:
Net realized gain (loss)			931
Realized gain distributions			7,881
Net change in unrealized appreciation (depreciation)			6,493
Net gain (loss)			15,305

Increase (decrease) in net assets from operations			$18,540

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,235	$3,815
Net realized gain (loss)		931	11,102
Realized gain distributions		7,881	2,449
Net change in unrealized appreciation (depreciation)		6,493	1,939

Increase (decrease) in net assets from operations		18,540	19,305

Contract owner transactions:
Proceeds from units sold		21,192	23,740
Cost of units redeemed		(10,544)	(115,213)
Account charges		(74)	(191)
Increase (decrease)		10,574	(91,664)
Net increase (decrease)		29,114	(72,359)
Net assets, beginning		111,594	183,953
Net assets, ending		$140,708	$111,594

Units sold		13,452	17,016
Units redeemed		(6,982)	(78,644)
Net increase (decrease)		6,470	(61,628)
Units outstanding, beginning		76,657	138,285
Units outstanding, ending		83,127	76,657

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$248,037
Cost of units redeemed/account charges			(173,104)
Net investment income (loss)			18,872
Net realized gain (loss)			14,159
Realized gain distributions			22,305
Net change in unrealized appreciation (depreciation)			10,439
Net assets			$140,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	83	$141	1.25%	16.3%	12/31/2025	$1.72	0	$0	1.00%	16.6%	12/31/2025	$1.75	0	$0	0.75%	16.9%
12/31/2024	1.46	77	112	1.25%	9.4%	12/31/2024	1.48	0	0	1.00%	9.7%	12/31/2024	1.50	0	0	0.75%	10.0%
12/31/2023	1.33	138	184	1.25%	6.2%	12/31/2023	1.35	0	0	1.00%	6.5%	12/31/2023	1.37	0	0	0.75%	6.8%
12/31/2022	1.25	134	167	1.25%	-7.7%	12/31/2022	1.27	0	0	1.00%	-7.4%	12/31/2022	1.28	0	0	0.75%	-7.2%
12/31/2021	1.36	128	174	1.25%	15.9%	12/31/2021	1.37	0	0	1.00%	16.2%	12/31/2021	1.38	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	17.2%	12/31/2025	$1.82	0	$0	0.25%	17.4%	12/31/2025	$1.85	0	$0	0.00%	17.7%
12/31/2024	1.53	0	0	0.50%	10.3%	12/31/2024	1.55	0	0	0.25%	10.5%	12/31/2024	1.57	0	0	0.00%	10.8%
12/31/2023	1.38	0	0	0.50%	7.0%	12/31/2023	1.40	0	0	0.25%	7.3%	12/31/2023	1.42	0	0	0.00%	7.6%
12/31/2022	1.29	0	0	0.50%	-7.0%	12/31/2022	1.31	0	0	0.25%	-6.7%	12/31/2022	1.32	0	0	0.00%	-6.5%
12/31/2021	1.39	0	0	0.50%	16.8%	12/31/2021	1.40	0	0	0.25%	17.1%	12/31/2021	1.41	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	4.1%
2023	3.6%
2022	3.0%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R6 Class - 06-3M7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$869,548	$781,498	33,329
Receivables: investments sold	1,016
Payables: investments purchased	-
Net assets	$870,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$870,564	501,604	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$870,564	501,604

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$40,089
Mortality & expense charges			(13,755)
Net investment income (loss)			26,334

Gain (loss) on investments:
Net realized gain (loss)			101,076
Realized gain distributions			48,317
Net change in unrealized appreciation (depreciation)			(893)
Net gain (loss)			148,500

Increase (decrease) in net assets from operations			$174,834

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,334	$37,243
Net realized gain (loss)		101,076	30,778
Realized gain distributions		48,317	25,773
Net change in unrealized appreciation (depreciation)		(893)	19,875

Increase (decrease) in net assets from operations		174,834	113,669

Contract owner transactions:
Proceeds from units sold		115,198	132,195
Cost of units redeemed		(602,588)	(343,982)
Account charges		(409)	(263)
Increase (decrease)		(487,799)	(212,050)
Net increase (decrease)		(312,965)	(98,381)
Net assets, beginning		1,183,529	1,281,910
Net assets, ending		$870,564	$1,183,529

Units sold		70,714	92,377
Units redeemed		(364,527)	(243,217)
Net increase (decrease)		(293,813)	(150,840)
Units outstanding, beginning		795,417	946,257
Units outstanding, ending		501,604	795,417

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,306,440
Cost of units redeemed/account charges			(2,913,283)
Net investment income (loss)			114,876
Net realized gain (loss)			147,966
Realized gain distributions			126,515
Net change in unrealized appreciation (depreciation)			88,050
Net assets			$870,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	502	$871	1.25%	16.6%	12/31/2025	$1.77	0	$0	1.00%	16.9%	12/31/2025	$1.80	0	$0	0.75%	17.2%
12/31/2024	1.49	795	1,184	1.25%	9.8%	12/31/2024	1.51	0	0	1.00%	10.1%	12/31/2024	1.53	0	0	0.75%	10.4%
12/31/2023	1.35	946	1,282	1.25%	6.6%	12/31/2023	1.37	0	0	1.00%	6.9%	12/31/2023	1.39	0	0	0.75%	7.1%
12/31/2022	1.27	997	1,267	1.25%	-7.3%	12/31/2022	1.28	0	0	1.00%	-7.1%	12/31/2022	1.30	0	0	0.75%	-6.9%
12/31/2021	1.37	41	57	1.25%	16.3%	12/31/2021	1.38	0	0	1.00%	16.6%	12/31/2021	1.39	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	17.5%	12/31/2025	$1.87	0	$0	0.25%	17.8%	12/31/2025	$1.90	0	$0	0.00%	18.1%
12/31/2024	1.56	0	0	0.50%	10.7%	12/31/2024	1.58	0	0	0.25%	10.9%	12/31/2024	1.61	0	0	0.00%	11.2%
12/31/2023	1.41	0	0	0.50%	7.4%	12/31/2023	1.43	0	0	0.25%	7.7%	12/31/2023	1.45	0	0	0.00%	7.9%
12/31/2022	1.31	0	0	0.50%	-6.6%	12/31/2022	1.33	0	0	0.25%	-6.4%	12/31/2022	1.34	0	0	0.00%	-6.2%
12/31/2021	1.40	0	0	0.50%	17.1%	12/31/2021	1.42	0	0	0.25%	17.4%	12/31/2021	1.43	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.3%
2023	3.9%
2022	2.9%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The New Economy Fund R6 Class - 06-3KY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,472	$137,805	2,223
Receivables: investments sold	349
Payables: investments purchased	-
Net assets	$163,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,821	67,690	$2.42
Band 100	-	-	2.46
Band 75	-	-	2.51
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$163,821	67,690

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,745)
Net investment income (loss)			(1,745)

Gain (loss) on investments:
Net realized gain (loss)			3,037
Realized gain distributions			14,618
Net change in unrealized appreciation (depreciation)			22,097
Net gain (loss)			39,752

Increase (decrease) in net assets from operations			$38,007

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,745)	$(903)
Net realized gain (loss)		3,037	3,097
Realized gain distributions		14,618	10,838
Net change in unrealized appreciation (depreciation)		22,097	2,405

Increase (decrease) in net assets from operations		38,007	15,437

Contract owner transactions:
Proceeds from units sold		30,019	66,970
Cost of units redeemed		(28,091)	(19,452)
Account charges		(386)	(46)
Increase (decrease)		1,542	47,472
Net increase (decrease)		39,549	62,909
Net assets, beginning		124,272	61,363
Net assets, ending		$163,821	$124,272

Units sold		15,260	37,447
Units redeemed		(14,261)	(11,109)
Net increase (decrease)		999	26,338
Units outstanding, beginning		66,691	40,353
Units outstanding, ending		67,690	66,691

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$293,024
Cost of units redeemed/account charges			(197,024)
Net investment income (loss)			(7,729)
Net realized gain (loss)			(1,830)
Realized gain distributions			51,713
Net change in unrealized appreciation (depreciation)			25,667
Net assets			$163,821

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	68	$164	1.25%	29.9%	12/31/2025	$2.46	0	$0	1.00%	30.2%	12/31/2025	$2.51	0	$0	0.75%	30.5%
12/31/2024	1.86	67	124	1.25%	22.5%	12/31/2024	1.89	0	0	1.00%	22.8%	12/31/2024	1.92	0	0	0.75%	23.2%
12/31/2023	1.52	40	61	1.25%	27.9%	12/31/2023	1.54	0	0	1.00%	28.2%	12/31/2023	1.56	0	0	0.75%	28.6%
12/31/2022	1.19	35	42	1.25%	-30.3%	12/31/2022	1.20	0	0	1.00%	-30.1%	12/31/2022	1.21	0	0	0.75%	-29.9%
12/31/2021	1.71	133	227	1.25%	10.9%	12/31/2021	1.72	0	0	1.00%	11.2%	12/31/2021	1.73	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	30.9%	12/31/2025	$2.60	0	$0	0.25%	31.2%	12/31/2025	$2.65	0	$0	0.00%	31.5%
12/31/2024	1.95	0	0	0.50%	23.5%	12/31/2024	1.98	0	0	0.25%	23.8%	12/31/2024	2.01	0	0	0.00%	24.1%
12/31/2023	1.58	0	0	0.50%	28.9%	12/31/2023	1.60	0	0	0.25%	29.2%	12/31/2023	1.62	0	0	0.00%	29.5%
12/31/2022	1.23	0	0	0.50%	-29.8%	12/31/2022	1.24	0	0	0.25%	-29.6%	12/31/2022	1.25	0	0	0.00%	-29.4%
12/31/2021	1.75	0	0	0.50%	11.7%	12/31/2021	1.76	0	0	0.25%	12.0%	12/31/2021	1.78	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.2%
2023	0.6%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds U.S. Government Securities Fund R6 Class - 06-3TK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$934,707	$916,779	76,983
Receivables: investments sold	-
Payables: investments purchased	(131)
Net assets	$934,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$934,576	876,627	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$934,576	876,627

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$55,509
Mortality & expense charges			(15,826)
Net investment income (loss)			39,683

Gain (loss) on investments:
Net realized gain (loss)			15,582
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			39,916
Net gain (loss)			55,498

Increase (decrease) in net assets from operations			$95,181

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,683	$15,012
Net realized gain (loss)		15,582	(5,420)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		39,916	(11,856)

Increase (decrease) in net assets from operations		95,181	(2,264)

Contract owner transactions:
Proceeds from units sold		1,920,920	187,905
Cost of units redeemed		(1,627,363)	(105,308)
Account charges		(3,479)	(766)
Increase (decrease)		290,078	81,831
Net increase (decrease)		385,259	79,567
Net assets, beginning		549,317	469,750
Net assets, ending		$934,576	$549,317

Units sold		1,893,993	187,421
Units redeemed		(1,566,851)	(106,749)
Net increase (decrease)		327,142	80,672
Units outstanding, beginning		549,485	468,813
Units outstanding, ending		876,627	549,485

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,638,830
Cost of units redeemed/account charges			(1,795,063)
Net investment income (loss)			67,660
Net realized gain (loss)			5,221
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,928
Net assets			$934,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	877	$935	1.25%	6.6%	12/31/2025	$1.08	0	$0	1.00%	6.9%	12/31/2025	$1.10	0	$0	0.75%	7.2%
12/31/2024	1.00	549	549	1.25%	-0.2%	12/31/2024	1.01	0	0	1.00%	0.0%	12/31/2024	1.03	0	0	0.75%	0.3%
12/31/2023	1.00	469	470	1.25%	1.9%	12/31/2023	1.01	0	0	1.00%	2.2%	12/31/2023	1.03	0	0	0.75%	2.4%
12/31/2022	0.98	293	288	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.3%
12/31/2021	1.11	121	135	1.25%	-1.7%	12/31/2021	1.12	0	0	1.00%	-1.5%	12/31/2021	1.13	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	7.4%	12/31/2025	$1.14	0	$0	0.25%	7.7%	12/31/2025	$1.16	0	$0	0.00%	8.0%
12/31/2024	1.05	0	0	0.50%	0.5%	12/31/2024	1.06	0	0	0.25%	0.8%	12/31/2024	1.08	0	0	0.00%	1.0%
12/31/2023	1.04	0	0	0.50%	2.7%	12/31/2023	1.05	0	0	0.25%	2.9%	12/31/2023	1.07	0	0	0.00%	3.2%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.03	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-1.0%	12/31/2021	1.15	0	0	0.25%	-0.7%	12/31/2021	1.16	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.5%
2024	4.1%
2023	4.1%
2022	1.8%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R4 Class - 06-207

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,511,152	$2,582,534	77,474
Receivables: investments sold	3,860
Payables: investments purchased	-
Net assets	$3,515,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,515,012	701,732	$5.01
Band 100	-	-	5.26
Band 75	-	-	5.51
Band 50	-	-	5.78
Band 25	-	-	6.07
Band 0	-	-	6.37
Total	$3,515,012	701,732

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(46,163)
Net investment income (loss)			(46,163)

Gain (loss) on investments:
Net realized gain (loss)			91,589
Realized gain distributions			333,903
Net change in unrealized appreciation (depreciation)			188,590
Net gain (loss)			614,082

Increase (decrease) in net assets from operations			$567,919

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,163)	$(30,008)
Net realized gain (loss)		91,589	76,755
Realized gain distributions		333,903	270,256
Net change in unrealized appreciation (depreciation)		188,590	275,308

Increase (decrease) in net assets from operations		567,919	592,311

Contract owner transactions:
Proceeds from units sold		214,745	488,029
Cost of units redeemed		(892,220)	(370,077)
Account charges		(3,949)	(3,896)
Increase (decrease)		(681,424)	114,056
Net increase (decrease)		(113,505)	706,367
Net assets, beginning		3,628,517	2,922,150
Net assets, ending		$3,515,012	$3,628,517

Units sold		47,778	124,528
Units redeemed		(188,214)	(93,571)
Net increase (decrease)		(140,436)	30,957
Units outstanding, beginning		842,168	811,211
Units outstanding, ending		701,732	842,168

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,840,554
Cost of units redeemed/account charges			(54,076,858)
Net investment income (loss)			(906,750)
Net realized gain (loss)			7,070,174
Realized gain distributions			7,659,274
Net change in unrealized appreciation (depreciation)			928,618
Net assets			$3,515,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.01	702	$3,515	1.25%	16.3%	12/31/2025	$5.26	0	$0	1.00%	16.5%	12/31/2025	$5.51	0	$0	0.75%	16.8%
12/31/2024	4.31	842	3,629	1.25%	19.6%	12/31/2024	4.51	0	0	1.00%	19.9%	12/31/2024	4.72	0	0	0.75%	20.2%
12/31/2023	3.60	811	2,922	1.25%	29.3%	12/31/2023	3.76	0	0	1.00%	29.6%	12/31/2023	3.93	0	0	0.75%	30.0%
12/31/2022	2.79	906	2,524	1.25%	-29.7%	12/31/2022	2.90	0	0	1.00%	-29.5%	12/31/2022	3.02	0	0	0.75%	-29.3%
12/31/2021	3.96	1,010	4,002	1.25%	22.1%	12/31/2021	4.11	0	0	1.00%	22.4%	12/31/2021	4.27	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.78	0	$0	0.50%	17.1%	12/31/2025	$6.07	0	$0	0.25%	17.4%	12/31/2025	$6.37	0	$0	0.00%	17.7%
12/31/2024	4.94	0	0	0.50%	20.5%	12/31/2024	5.17	0	0	0.25%	20.8%	12/31/2024	5.41	0	0	0.00%	21.1%
12/31/2023	4.10	0	0	0.50%	30.3%	12/31/2023	4.28	0	0	0.25%	30.6%	12/31/2023	4.47	0	0	0.00%	30.9%
12/31/2022	3.15	0	0	0.50%	-29.1%	12/31/2022	3.28	0	0	0.25%	-29.0%	12/31/2022	3.41	0	0	0.00%	-28.8%
12/31/2021	4.44	0	0	0.50%	23.0%	12/31/2021	4.61	0	0	0.25%	23.3%	12/31/2021	4.79	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R3 Class - 06-182

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,283,102	$1,020,383	29,732
Receivables: investments sold	-
Payables: investments purchased	(743)
Net assets	$1,282,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$935,798	190,089	$4.92
Band 100	346,561	66,962	5.18
Band 75	-	-	5.44
Band 50	-	-	5.72
Band 25	-	-	6.01
Band 0	-	-	6.32
Total	$1,282,359	257,051

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,594)
Net investment income (loss)			(14,594)

Gain (loss) on investments:
Net realized gain (loss)			70,405
Realized gain distributions			112,515
Net change in unrealized appreciation (depreciation)			1,292
Net gain (loss)			184,212

Increase (decrease) in net assets from operations			$169,618

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,594)	$(15,495)
Net realized gain (loss)		70,405	70,395
Realized gain distributions		112,515	115,287
Net change in unrealized appreciation (depreciation)		1,292	86,598

Increase (decrease) in net assets from operations		169,618	256,785

Contract owner transactions:
Proceeds from units sold		75,407	115,295
Cost of units redeemed		(390,714)	(339,492)
Account charges		(634)	(565)
Increase (decrease)		(315,941)	(224,762)
Net increase (decrease)		(146,323)	32,023
Net assets, beginning		1,428,682	1,396,659
Net assets, ending		$1,282,359	$1,428,682

Units sold		17,070	29,271
Units redeemed		(92,493)	(84,396)
Net increase (decrease)		(75,423)	(55,125)
Units outstanding, beginning		332,474	387,599
Units outstanding, ending		257,051	332,474

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,984,966
Cost of units redeemed/account charges			(14,649,703)
Net investment income (loss)			(357,147)
Net realized gain (loss)			1,708,376
Realized gain distributions			2,333,148
Net change in unrealized appreciation (depreciation)			262,719
Net assets			$1,282,359

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.92	190	$936	1.25%	15.9%	12/31/2025	$5.18	67	$347	1.00%	16.2%	12/31/2025	$5.44	0	$0	0.75%	16.5%
12/31/2024	4.25	251	1,067	1.25%	19.2%	12/31/2024	4.45	81	361	1.00%	19.5%	12/31/2024	4.67	0	0	0.75%	19.8%
12/31/2023	3.56	290	1,032	1.25%	29.0%	12/31/2023	3.73	98	364	1.00%	29.3%	12/31/2023	3.90	0	0	0.75%	29.6%
12/31/2022	2.76	385	1,065	1.25%	-29.9%	12/31/2022	2.88	128	368	1.00%	-29.7%	12/31/2022	3.01	0	0	0.75%	-29.5%
12/31/2021	3.94	426	1,680	1.25%	21.7%	12/31/2021	4.10	141	576	1.00%	22.0%	12/31/2021	4.27	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.72	0	$0	0.50%	16.8%	12/31/2025	$6.01	0	$0	0.25%	17.1%	12/31/2025	$6.32	0	$0	0.00%	17.4%
12/31/2024	4.90	0	0	0.50%	20.1%	12/31/2024	5.13	0	0	0.25%	20.4%	12/31/2024	5.38	0	0	0.00%	20.7%
12/31/2023	4.08	0	0	0.50%	29.9%	12/31/2023	4.26	0	0	0.25%	30.3%	12/31/2023	4.46	0	0	0.00%	30.6%
12/31/2022	3.14	0	0	0.50%	-29.4%	12/31/2022	3.27	0	0	0.25%	-29.2%	12/31/2022	3.42	0	0	0.00%	-29.0%
12/31/2021	4.44	0	0	0.50%	22.6%	12/31/2021	4.62	0	0	0.25%	22.9%	12/31/2021	4.81	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Vntg R6 Retirement Class - 06-6RJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	26.7%	12/31/2025	$1.47	0	$0	1.00%	27.0%	12/31/2025	$1.47	0	$0	0.75%	27.3%
12/31/2024	1.15	0	0	1.25%	0.1%	12/31/2024	1.15	0	0	1.00%	0.3%	12/31/2024	1.16	0	0	0.75%	0.6%
12/31/2023	1.15	0	0	1.25%	14.9%	12/31/2023	1.15	0	0	1.00%	15.0%	12/31/2023	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	27.6%	12/31/2025	$1.49	0	$0	0.25%	28.0%	12/31/2025	$1.50	0	$0	0.00%	28.3%
12/31/2024	1.16	0	0	0.50%	0.9%	12/31/2024	1.16	0	0	0.25%	1.1%	12/31/2024	1.17	0	0	0.00%	1.4%
12/31/2023	1.15	0	0	0.50%	15.1%	12/31/2023	1.15	0	0	0.25%	15.1%	12/31/2023	1.15	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R3 Class - 06-6YC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,916	$61,236	4,811
Receivables: investments sold	-
Payables: investments purchased	(93)
Net assets	$61,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,823	51,106	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$61,823	51,106

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$285
Mortality & expense charges			(223)
Net investment income (loss)			62

Gain (loss) on investments:
Net realized gain (loss)			756
Realized gain distributions			621
Net change in unrealized appreciation (depreciation)			680
Net gain (loss)			2,057

Increase (decrease) in net assets from operations			$2,119

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62	$-
Net realized gain (loss)		756	-
Realized gain distributions		621	-
Net change in unrealized appreciation (depreciation)		680	-

Increase (decrease) in net assets from operations		2,119	-

Contract owner transactions:
Proceeds from units sold		67,238	47
Cost of units redeemed		(6,900)	(47)
Account charges		(634)	-
Increase (decrease)		59,704	-
Net increase (decrease)		61,823	-
Net assets, beginning		-	-
Net assets, ending		$61,823	$-

Units sold		57,459	45
Units redeemed		(6,353)	(45)
Net increase (decrease)		51,106	-
Units outstanding, beginning		-	-
Units outstanding, ending		51,106	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,285
Cost of units redeemed/account charges			(7,581)
Net investment income (loss)			62
Net realized gain (loss)			756
Realized gain distributions			621
Net change in unrealized appreciation (depreciation)			680
Net assets			$61,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	51	$62	1.25%	18.6%	12/31/2025	$1.21	0	$0	1.00%	18.9%	12/31/2025	$1.22	0	$0	0.75%	19.2%
12/31/2024	1.02	0	0	1.25%	2.0%	12/31/2024	1.02	0	0	1.00%	2.1%	12/31/2024	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	19.5%	12/31/2025	$1.23	0	$0	0.25%	19.8%	12/31/2025	$1.23	0	$0	0.00%	20.1%
12/31/2024	1.02	0	0	0.50%	2.2%	12/31/2024	1.02	0	0	0.25%	2.3%	12/31/2024	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R4 Class - 06-6YF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,143	$85,734	6,763
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$87,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,113	71,782	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$87,113	71,782

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$574
Mortality & expense charges			(228)
Net investment income (loss)			346

Gain (loss) on investments:
Net realized gain (loss)			766
Realized gain distributions			891
Net change in unrealized appreciation (depreciation)			1,417
Net gain (loss)			3,074

Increase (decrease) in net assets from operations			$3,420

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$346	$1
Net realized gain (loss)		766	-
Realized gain distributions		891	-
Net change in unrealized appreciation (depreciation)		1,417	(8)

Increase (decrease) in net assets from operations		3,420	(7)

Contract owner transactions:
Proceeds from units sold		90,337	467
Cost of units redeemed		(6,714)	(86)
Account charges		(264)	(40)
Increase (decrease)		83,359	341
Net increase (decrease)		86,779	334
Net assets, beginning		334	-
Net assets, ending		$87,113	$334

Units sold		77,530	449
Units redeemed		(6,075)	(122)
Net increase (decrease)		71,455	327
Units outstanding, beginning		327	-
Units outstanding, ending		71,782	327

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$90,804
Cost of units redeemed/account charges			(7,104)
Net investment income (loss)			347
Net realized gain (loss)			766
Realized gain distributions			891
Net change in unrealized appreciation (depreciation)			1,409
Net assets			$87,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	72	$87	1.25%	18.9%	12/31/2025	$1.22	0	$0	1.00%	19.2%	12/31/2025	$1.22	0	$0	0.75%	19.5%
12/31/2024	1.02	0	0	1.25%	2.1%	12/31/2024	1.02	0	0	1.00%	2.1%	12/31/2024	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	19.8%	12/31/2025	$1.23	0	$0	0.25%	20.1%	12/31/2025	$1.23	0	$0	0.00%	20.4%
12/31/2024	1.02	0	0	0.50%	2.3%	12/31/2024	1.02	0	0	0.25%	2.4%	12/31/2024	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725,616	$688,424	56,509
Receivables: investments sold	3,923
Payables: investments purchased	-
Net assets	$729,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$724,602	594,007	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	4,937	3,979	1.24
Total	$729,539	597,986

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,145
Mortality & expense charges			(3,481)
Net investment income (loss)			2,664

Gain (loss) on investments:
Net realized gain (loss)			2,124
Realized gain distributions			7,338
Net change in unrealized appreciation (depreciation)			38,215
Net gain (loss)			47,677

Increase (decrease) in net assets from operations			$50,341

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,664	$295
Net realized gain (loss)		2,124	-
Realized gain distributions		7,338	6
Net change in unrealized appreciation (depreciation)		38,215	(1,023)

Increase (decrease) in net assets from operations		50,341	(722)

Contract owner transactions:
Proceeds from units sold		679,603	54,997
Cost of units redeemed		(46,900)	(3,863)
Account charges		(3,705)	(212)
Increase (decrease)		628,998	50,922
Net increase (decrease)		679,339	50,200
Net assets, beginning		50,200	-
Net assets, ending		$729,539	$50,200

Units sold		593,750	53,049
Units redeemed		(44,860)	(3,953)
Net increase (decrease)		548,890	49,096
Units outstanding, beginning		49,096	-
Units outstanding, ending		597,986	49,096

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$734,600
Cost of units redeemed/account charges			(54,680)
Net investment income (loss)			2,959
Net realized gain (loss)			2,124
Realized gain distributions			7,344
Net change in unrealized appreciation (depreciation)			37,192
Net assets			$729,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	594	$725	1.25%	19.3%	12/31/2025	$1.22	0	$0	1.00%	19.6%	12/31/2025	$1.23	0	$0	0.75%	19.9%
12/31/2024	1.02	48	50	1.25%	2.2%	12/31/2024	1.02	0	0	1.00%	2.3%	12/31/2024	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	20.2%	12/31/2025	$1.24	0	$0	0.25%	20.5%	12/31/2025	$1.24	4	$5	0.00%	20.8%
12/31/2024	1.03	0	0	0.50%	2.5%	12/31/2024	1.03	0	0	0.25%	2.6%	12/31/2024	1.03	1	1	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Small Cap Multi-Style Fund N Class - 06-CCF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,725	$35,330	1,912
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$34,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,685	16,053	$2.16
Band 100	-	-	2.22
Band 75	-	-	2.28
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.47
Total	$34,685	16,053

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$43
Mortality & expense charges			(367)
Net investment income (loss)			(324)

Gain (loss) on investments:
Net realized gain (loss)			(29)
Realized gain distributions			3,142
Net change in unrealized appreciation (depreciation)			2,016
Net gain (loss)			5,129

Increase (decrease) in net assets from operations			$4,805

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(324)	$268
Net realized gain (loss)		(29)	1
Realized gain distributions		3,142	2,668
Net change in unrealized appreciation (depreciation)		2,016	(2,621)

Increase (decrease) in net assets from operations		4,805	316

Contract owner transactions:
Proceeds from units sold		5,092	24,649
Cost of units redeemed		(2)	-
Account charges		(144)	(31)
Increase (decrease)		4,946	24,618
Net increase (decrease)		9,751	24,934
Net assets, beginning		24,934	-
Net assets, ending		$34,685	$24,934

Units sold		2,759	13,382
Units redeemed		(72)	(16)
Net increase (decrease)		2,687	13,366
Units outstanding, beginning		13,366	-
Units outstanding, ending		16,053	13,366

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,890
Cost of units redeemed/account charges			(329)
Net investment income (loss)			(57)
Net realized gain (loss)			(24)
Realized gain distributions			5,810
Net change in unrealized appreciation (depreciation)			(605)
Net assets			$34,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	16	$35	1.25%	15.8%	12/31/2025	$2.22	0	$0	1.00%	16.1%	12/31/2025	$2.28	0	$0	0.75%	16.4%
12/31/2024	1.87	13	25	1.25%	9.5%	12/31/2024	1.91	0	0	1.00%	9.8%	12/31/2024	1.96	0	0	0.75%	10.1%
12/31/2023	1.70	0	0	1.25%	22.1%	12/31/2023	1.74	0	0	1.00%	22.4%	12/31/2023	1.78	0	0	0.75%	22.8%
12/31/2022	1.39	0	0	1.25%	-19.5%	12/31/2022	1.42	0	0	1.00%	-19.3%	12/31/2022	1.45	0	0	0.75%	-19.1%
12/31/2021	1.73	0	0	1.25%	24.6%	12/31/2021	1.76	0	0	1.00%	24.9%	12/31/2021	1.79	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	0.50%	16.7%	12/31/2025	$2.40	0	$0	0.25%	17.0%	12/31/2025	$2.47	0	$0	0.00%	17.3%
12/31/2024	2.00	0	0	0.50%	10.4%	12/31/2024	2.05	0	0	0.25%	10.7%	12/31/2024	2.10	0	0	0.00%	10.9%
12/31/2023	1.82	0	0	0.50%	23.1%	12/31/2023	1.86	0	0	0.25%	23.4%	12/31/2023	1.90	0	0	0.00%	23.7%
12/31/2022	1.48	0	0	0.50%	-18.9%	12/31/2022	1.50	0	0	0.25%	-18.7%	12/31/2022	1.53	0	0	0.00%	-18.5%
12/31/2021	1.82	0	0	0.50%	25.5%	12/31/2021	1.85	0	0	0.25%	25.9%	12/31/2021	1.88	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	2.6%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR TM Emerging Multi-Style N Class - 06-4TF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,807
Cost of units redeemed/account charges			(2,719)
Net investment income (loss)			(13)
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	1.25%	30.7%	12/31/2025	$1.12	0	$0	1.00%	31.1%	12/31/2025	$1.14	0	$0	0.75%	31.4%
12/31/2024	0.85	0	0	1.25%	10.3%	12/31/2024	0.86	0	0	1.00%	10.6%	12/31/2024	0.87	0	0	0.75%	10.9%
12/31/2023	0.77	0	0	1.25%	10.8%	12/31/2023	0.78	0	0	1.00%	11.1%	12/31/2023	0.78	0	0	0.75%	11.4%
12/31/2022	0.69	0	0	1.25%	-22.4%	12/31/2022	0.70	0	0	1.00%	-22.2%	12/31/2022	0.70	0	0	0.75%	-22.0%
12/31/2021	0.90	0	0	1.25%	-10.4%	12/31/2021	0.90	0	0	1.00%	-10.2%	12/31/2021	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	31.7%	12/31/2025	$1.17	0	$0	0.25%	32.0%	12/31/2025	$1.18	0	$0	0.00%	32.4%
12/31/2024	0.87	0	0	0.50%	11.1%	12/31/2024	0.88	0	0	0.25%	11.4%	12/31/2024	0.89	0	0	0.00%	11.7%
12/31/2023	0.79	0	0	0.50%	11.6%	12/31/2023	0.79	0	0	0.25%	11.9%	12/31/2023	0.80	0	0	0.00%	12.2%
12/31/2022	0.70	0	0	0.50%	-21.8%	12/31/2022	0.71	0	0	0.25%	-21.6%	12/31/2022	0.71	0	0	0.00%	-21.4%
12/31/2021	0.90	0	0	0.50%	-9.8%	12/31/2021	0.90	0	0	0.25%	-9.7%	12/31/2021	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.84
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	1.25%	40.7%	12/31/2025	$1.84	0	$0	1.00%	41.1%	12/31/2025	$1.89	0	$0	0.75%	41.4%
12/31/2024	1.27	0	0	1.25%	3.3%	12/31/2024	1.30	0	0	1.00%	3.6%	12/31/2024	1.33	0	0	0.75%	3.8%
12/31/2023	1.23	0	0	1.25%	17.7%	12/31/2023	1.26	0	0	1.00%	18.0%	12/31/2023	1.28	0	0	0.75%	18.3%
12/31/2022	1.05	0	0	1.25%	-13.5%	12/31/2022	1.07	0	0	1.00%	-13.3%	12/31/2022	1.09	0	0	0.75%	-13.0%
12/31/2021	1.21	0	0	1.25%	10.6%	12/31/2021	1.23	0	0	1.00%	10.9%	12/31/2021	1.25	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	41.8%	12/31/2025	$1.99	0	$0	0.25%	42.1%	12/31/2025	$2.04	0	$0	0.00%	42.5%
12/31/2024	1.37	0	0	0.50%	4.1%	12/31/2024	1.40	0	0	0.25%	4.4%	12/31/2024	1.43	0	0	0.00%	4.6%
12/31/2023	1.31	0	0	0.50%	18.6%	12/31/2023	1.34	0	0	0.25%	18.9%	12/31/2023	1.37	0	0	0.00%	19.2%
12/31/2022	1.11	0	0	0.50%	-12.8%	12/31/2022	1.13	0	0	0.25%	-12.6%	12/31/2022	1.15	0	0	0.00%	-12.4%
12/31/2021	1.27	0	0	0.50%	11.4%	12/31/2021	1.29	0	0	0.25%	11.7%	12/31/2021	1.31	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Large Cap Multi-Style Fund N Class - 06-CCC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.86
Band 100	-	-	2.94
Band 75	-	-	3.02
Band 50	-	-	3.10
Band 25	-	-	3.18
Band 0	-	-	3.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$97,481
Cost of units redeemed/account charges			(130,543)
Net investment income (loss)			(1,106)
Net realized gain (loss)			21,607
Realized gain distributions			12,561
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	0	$0	1.25%	21.7%	12/31/2025	$2.94	0	$0	1.00%	22.0%	12/31/2025	$3.02	0	$0	0.75%	22.3%
12/31/2024	2.35	0	0	1.25%	21.0%	12/31/2024	2.41	0	0	1.00%	21.3%	12/31/2024	2.47	0	0	0.75%	21.6%
12/31/2023	1.94	0	0	1.25%	24.3%	12/31/2023	1.98	0	0	1.00%	24.6%	12/31/2023	2.03	0	0	0.75%	24.9%
12/31/2022	1.56	10	15	1.25%	-16.9%	12/31/2022	1.59	0	0	1.00%	-16.7%	12/31/2022	1.62	0	0	0.75%	-16.5%
12/31/2021	1.88	23	44	1.25%	25.2%	12/31/2021	1.91	0	0	1.00%	25.5%	12/31/2021	1.94	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.10	0	$0	0.50%	22.6%	12/31/2025	$3.18	0	$0	0.25%	22.9%	12/31/2025	$3.27	0	$0	0.00%	23.2%
12/31/2024	2.53	0	0	0.50%	22.0%	12/31/2024	2.59	0	0	0.25%	22.3%	12/31/2024	2.65	0	0	0.00%	22.6%
12/31/2023	2.07	0	0	0.50%	25.3%	12/31/2023	2.12	0	0	0.25%	25.6%	12/31/2023	2.16	0	0	0.00%	25.9%
12/31/2022	1.65	0	0	0.50%	-16.3%	12/31/2022	1.69	0	0	0.25%	-16.1%	12/31/2022	1.72	0	0	0.00%	-15.8%
12/31/2021	1.98	0	0	0.50%	26.1%	12/31/2021	2.01	0	0	0.25%	26.4%	12/31/2021	2.04	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.6%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel International Fund Investor Class - 06-CKV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.66
Band 50	-	-	1.70
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$159,076
Cost of units redeemed/account charges			(153,407)
Net investment income (loss)			250
Net realized gain (loss)			(6,240)
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	1.25%	29.9%	12/31/2025	$1.62	0	$0	1.00%	30.2%	12/31/2025	$1.66	0	$0	0.75%	30.5%
12/31/2024	1.22	0	0	1.25%	4.0%	12/31/2024	1.25	0	0	1.00%	4.3%	12/31/2024	1.27	0	0	0.75%	4.6%
12/31/2023	1.17	0	0	1.25%	8.7%	12/31/2023	1.20	0	0	1.00%	8.9%	12/31/2023	1.22	0	0	0.75%	9.2%
12/31/2022	1.08	0	0	1.25%	-12.4%	12/31/2022	1.10	0	0	1.00%	-12.2%	12/31/2022	1.12	0	0	0.75%	-12.0%
12/31/2021	1.23	0	0	1.25%	3.0%	12/31/2021	1.25	0	0	1.00%	3.2%	12/31/2021	1.27	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	0.50%	30.8%	12/31/2025	$1.75	0	$0	0.25%	31.2%	12/31/2025	$1.79	0	$0	0.00%	31.5%
12/31/2024	1.30	0	0	0.50%	4.8%	12/31/2024	1.33	0	0	0.25%	5.1%	12/31/2024	1.36	0	0	0.00%	5.4%
12/31/2023	1.24	0	0	0.50%	9.5%	12/31/2023	1.27	0	0	0.25%	9.7%	12/31/2023	1.29	0	0	0.00%	10.0%
12/31/2022	1.13	0	0	0.50%	-11.8%	12/31/2022	1.15	0	0	0.25%	-11.5%	12/31/2022	1.17	0	0	0.00%	-11.3%
12/31/2021	1.29	0	0	0.50%	3.7%	12/31/2021	1.30	0	0	0.25%	4.0%	12/31/2021	1.32	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Appreciation Fund Investor Class - 06-335

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,674	$45,789	1,131
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$43,671

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,671	10,396	$4.20
Band 100	-	-	4.44
Band 75	-	-	4.70
Band 50	-	-	4.96
Band 25	-	-	5.25
Band 0	-	-	5.64
Total	$43,671	10,396

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13
Mortality & expense charges			(979)
Net investment income (loss)			(966)

Gain (loss) on investments:
Net realized gain (loss)			(34,716)
Realized gain distributions			4,964
Net change in unrealized appreciation (depreciation)			15,827
Net gain (loss)			(13,925)

Increase (decrease) in net assets from operations			$(14,891)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(966)	$(1,273)
Net realized gain (loss)		(34,716)	(98)
Realized gain distributions		4,964	8,492
Net change in unrealized appreciation (depreciation)		15,827	699

Increase (decrease) in net assets from operations		(14,891)	7,820

Contract owner transactions:
Proceeds from units sold		2,857	11,494
Cost of units redeemed		(106,036)	(3,476)
Account charges		(6)	(10)
Increase (decrease)		(103,185)	8,008
Net increase (decrease)		(118,076)	15,828
Net assets, beginning		161,747	145,919
Net assets, ending		$43,671	$161,747

Units sold		774	3,077
Units redeemed		(32,628)	(839)
Net increase (decrease)		(31,854)	2,238
Units outstanding, beginning		42,250	40,012
Units outstanding, ending		10,396	42,250

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,837,213
Cost of units redeemed/account charges			(7,835,046)
Net investment income (loss)			(128,661)
Net realized gain (loss)			(25,123)
Realized gain distributions			1,197,403
Net change in unrealized appreciation (depreciation)			(2,115)
Net assets			$43,671

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.20	10	$44	1.25%	9.7%	12/31/2025	$4.44	0	$0	1.00%	10.0%	12/31/2025	$4.70	0	$0	0.75%	10.3%
12/31/2024	3.83	42	162	1.25%	5.0%	12/31/2024	4.04	0	0	1.00%	5.2%	12/31/2024	4.26	0	0	0.75%	5.5%
12/31/2023	3.65	40	146	1.25%	9.2%	12/31/2023	3.84	0	0	1.00%	9.5%	12/31/2023	4.04	0	0	0.75%	9.8%
12/31/2022	3.34	38	126	1.25%	-13.5%	12/31/2022	3.50	0	0	1.00%	-13.3%	12/31/2022	3.68	0	0	0.75%	-13.1%
12/31/2021	3.86	46	176	1.25%	24.3%	12/31/2021	4.04	0	0	1.00%	24.6%	12/31/2021	4.23	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.96	0	$0	0.50%	10.6%	12/31/2025	$5.25	0	$0	0.25%	10.8%	12/31/2025	$5.64	0	$0	0.00%	11.1%
12/31/2024	4.49	0	0	0.50%	5.8%	12/31/2024	4.74	0	0	0.25%	6.0%	12/31/2024	5.08	0	0	0.00%	6.3%
12/31/2023	4.24	0	0	0.50%	10.1%	12/31/2023	4.47	0	0	0.25%	10.3%	12/31/2023	4.78	0	0	0.00%	10.6%
12/31/2022	3.86	0	0	0.50%	-12.9%	12/31/2022	4.05	0	0	0.25%	-12.6%	12/31/2022	4.32	0	0	0.00%	-12.4%
12/31/2021	4.43	0	0	0.50%	25.2%	12/31/2021	4.63	0	0	0.25%	25.5%	12/31/2021	4.93	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.9%
2022	0.6%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Fund Investor Class - 06-330

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,856	$104,731	1,541
Receivables: investments sold	-
Payables: investments purchased	(85)
Net assets	$113,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,771	24,091	$4.72
Band 100	-	-	4.99
Band 75	-	-	5.28
Band 50	-	-	5.58
Band 25	-	-	5.90
Band 0	-	-	6.34
Total	$113,771	24,091

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$152
Mortality & expense charges			(1,336)
Net investment income (loss)			(1,184)

Gain (loss) on investments:
Net realized gain (loss)			(1,281)
Realized gain distributions			11,828
Net change in unrealized appreciation (depreciation)			(914)
Net gain (loss)			9,633

Increase (decrease) in net assets from operations			$8,449

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,184)	$(1,237)
Net realized gain (loss)		(1,281)	127
Realized gain distributions		11,828	6,051
Net change in unrealized appreciation (depreciation)		(914)	5,865

Increase (decrease) in net assets from operations		8,449	10,806

Contract owner transactions:
Proceeds from units sold		15,601	11,320
Cost of units redeemed		(29,709)	(612)
Account charges		(24)	(23)
Increase (decrease)		(14,132)	10,685
Net increase (decrease)		(5,683)	21,491
Net assets, beginning		119,454	97,963
Net assets, ending		$113,771	$119,454

Units sold		3,739	2,849
Units redeemed		(8,163)	(150)
Net increase (decrease)		(4,424)	2,699
Units outstanding, beginning		28,515	25,816
Units outstanding, ending		24,091	28,515

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,710,767
Cost of units redeemed/account charges			(6,606,806)
Net investment income (loss)			(142,364)
Net realized gain (loss)			287,378
Realized gain distributions			855,671
Net change in unrealized appreciation (depreciation)			9,125
Net assets			$113,771

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.72	24	$114	1.25%	12.7%	12/31/2025	$4.99	0	$0	1.00%	13.0%	12/31/2025	$5.28	0	$0	0.75%	13.3%
12/31/2024	4.19	29	119	1.25%	10.4%	12/31/2024	4.42	0	0	1.00%	10.7%	12/31/2024	4.66	0	0	0.75%	11.0%
12/31/2023	3.79	26	98	1.25%	14.4%	12/31/2023	3.99	0	0	1.00%	14.7%	12/31/2023	4.20	0	0	0.75%	14.9%
12/31/2022	3.32	24	78	1.25%	-19.8%	12/31/2022	3.48	0	0	1.00%	-19.6%	12/31/2022	3.65	0	0	0.75%	-19.4%
12/31/2021	4.14	20	82	1.25%	28.7%	12/31/2021	4.33	0	0	1.00%	29.1%	12/31/2021	4.53	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.58	0	$0	0.50%	13.6%	12/31/2025	$5.90	0	$0	0.25%	13.9%	12/31/2025	$6.34	0	$0	0.00%	14.1%
12/31/2024	4.91	0	0	0.50%	11.2%	12/31/2024	5.18	0	0	0.25%	11.5%	12/31/2024	5.56	0	0	0.00%	11.8%
12/31/2023	4.42	0	0	0.50%	15.2%	12/31/2023	4.65	0	0	0.25%	15.5%	12/31/2023	4.97	0	0	0.00%	15.8%
12/31/2022	3.83	0	0	0.50%	-19.2%	12/31/2022	4.02	0	0	0.25%	-19.0%	12/31/2022	4.29	0	0	0.00%	-18.8%
12/31/2021	4.74	0	0	0.50%	29.7%	12/31/2021	4.97	0	0	0.25%	30.0%	12/31/2021	5.29	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.5%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Auxier Focus Institutional Class - 06-4JY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	1.25%	13.9%	12/31/2025	$1.90	0	$0	1.00%	14.2%	12/31/2025	$1.93	0	$0	0.75%	14.5%
12/31/2024	1.65	0	0	1.25%	10.1%	12/31/2024	1.67	0	0	1.00%	10.3%	12/31/2024	1.69	0	0	0.75%	10.6%
12/31/2023	1.50	0	0	1.25%	8.5%	12/31/2023	1.51	0	0	1.00%	8.8%	12/31/2023	1.53	0	0	0.75%	9.1%
12/31/2022	1.38	0	0	1.25%	-5.6%	12/31/2022	1.39	0	0	1.00%	-5.3%	12/31/2022	1.40	0	0	0.75%	-5.1%
12/31/2021	1.46	0	0	1.25%	17.0%	12/31/2021	1.47	0	0	1.00%	17.3%	12/31/2021	1.47	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	14.8%	12/31/2025	$1.99	0	$0	0.25%	15.1%	12/31/2025	$2.02	0	$0	0.00%	15.3%
12/31/2024	1.71	0	0	0.50%	10.9%	12/31/2024	1.73	0	0	0.25%	11.2%	12/31/2024	1.75	0	0	0.00%	11.5%
12/31/2023	1.54	0	0	0.50%	9.3%	12/31/2023	1.55	0	0	0.25%	9.6%	12/31/2023	1.57	0	0	0.00%	9.9%
12/31/2022	1.41	0	0	0.50%	-4.9%	12/31/2022	1.42	0	0	0.25%	-4.6%	12/31/2022	1.43	0	0	0.00%	-4.4%
12/31/2021	1.48	0	0	0.50%	17.9%	12/31/2021	1.49	0	0	0.25%	18.2%	12/31/2021	1.49	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Core Plus Bond Inst Class - 06-4RC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,044,137	$1,987,564	200,296
Receivables: investments sold	20,916
Payables: investments purchased	-
Net assets	$2,065,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$986,851	1,030,798	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	1,078,202	1,057,372	1.02
Total	$2,065,053	2,088,170

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$83,191
Mortality & expense charges			(12,003)
Net investment income (loss)			71,188

Gain (loss) on investments:
Net realized gain (loss)			6,429
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,203
Net gain (loss)			57,632

Increase (decrease) in net assets from operations			$128,820

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,188	$58,034
Net realized gain (loss)		6,429	1,733
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		51,203	(26,238)

Increase (decrease) in net assets from operations		128,820	33,529

Contract owner transactions:
Proceeds from units sold		340,345	714,094
Cost of units redeemed		(281,087)	(280,251)
Account charges		(1,436)	(1,331)
Increase (decrease)		57,822	432,512
Net increase (decrease)		186,642	466,041
Net assets, beginning		1,878,411	1,412,370
Net assets, ending		$2,065,053	$1,878,411

Units sold		355,622	911,133
Units redeemed		(298,431)	(428,624)
Net increase (decrease)		57,191	482,509
Units outstanding, beginning		2,030,979	1,548,470
Units outstanding, ending		2,088,170	2,030,979

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,735,568
Cost of units redeemed/account charges			(2,889,079)
Net investment income (loss)			174,339
Net realized gain (loss)			(12,434)
Realized gain distributions			86
Net change in unrealized appreciation (depreciation)			56,573
Net assets			$2,065,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	1,031	$987	1.25%	6.1%	12/31/2025	$0.97	0	$0	1.00%	6.4%	12/31/2025	$0.98	0	$0	0.75%	6.7%
12/31/2024	0.90	1,041	939	1.25%	1.3%	12/31/2024	0.91	0	0	1.00%	1.5%	12/31/2024	0.92	0	0	0.75%	1.8%
12/31/2023	0.89	596	531	1.25%	5.6%	12/31/2023	0.90	0	0	1.00%	5.8%	12/31/2023	0.90	0	0	0.75%	6.1%
12/31/2022	0.84	1,710	1,443	1.25%	-13.9%	12/31/2022	0.85	0	0	1.00%	-13.7%	12/31/2022	0.85	0	0	0.75%	-13.5%
12/31/2021	0.98	0	0	1.25%	-2.2%	12/31/2021	0.98	0	0	1.00%	-2.0%	12/31/2021	0.99	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	0	$0	0.50%	6.9%	12/31/2025	$1.01	0	$0	0.25%	7.2%	12/31/2025	$1.02	1,057	$1,078	0.00%	7.5%
12/31/2024	0.93	0	0	0.50%	2.0%	12/31/2024	0.94	0	0	0.25%	2.3%	12/31/2024	0.95	990	940	0.00%	2.5%
12/31/2023	0.91	0	0	0.50%	6.4%	12/31/2023	0.92	0	0	0.25%	6.6%	12/31/2023	0.93	953	882	0.00%	6.9%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.86	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.1%
2023	3.8%
2022	1.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Aggregate Bond Inst Class - 06-4TP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,686	$481,304	53,007
Receivables: investments sold	34,212
Payables: investments purchased	-
Net assets	$526,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$526,898	542,597	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$526,898	542,597

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,767
Mortality & expense charges			(5,594)
Net investment income (loss)			13,173

Gain (loss) on investments:
Net realized gain (loss)			413
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,642
Net gain (loss)			13,055

Increase (decrease) in net assets from operations			$26,228

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,173	$8,764
Net realized gain (loss)		413	2,848
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,642	(4,407)

Increase (decrease) in net assets from operations		26,228	7,205

Contract owner transactions:
Proceeds from units sold		153,394	323,249
Cost of units redeemed		(25,501)	(105,010)
Account charges		(113)	(205)
Increase (decrease)		127,780	218,034
Net increase (decrease)		154,008	225,239
Net assets, beginning		372,890	147,651
Net assets, ending		$526,898	$372,890

Units sold		163,884	362,968
Units redeemed		(28,446)	(117,965)
Net increase (decrease)		135,438	245,003
Units outstanding, beginning		407,159	162,156
Units outstanding, ending		542,597	407,159

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$626,802
Cost of units redeemed/account charges			(138,861)
Net investment income (loss)			24,806
Net realized gain (loss)			2,769
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,382
Net assets			$526,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	543	$527	1.25%	6.0%	12/31/2025	$0.98	0	$0	1.00%	6.3%	12/31/2025	$0.99	0	$0	0.75%	6.6%
12/31/2024	0.92	407	373	1.25%	0.6%	12/31/2024	0.92	0	0	1.00%	0.8%	12/31/2024	0.93	0	0	0.75%	1.1%
12/31/2023	0.91	162	148	1.25%	5.1%	12/31/2023	0.92	0	0	1.00%	5.4%	12/31/2023	0.92	0	0	0.75%	5.6%
12/31/2022	0.87	71	61	1.25%	-14.4%	12/31/2022	0.87	0	0	1.00%	-14.2%	12/31/2022	0.87	0	0	0.75%	-14.0%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	6.8%	12/31/2025	$1.02	0	$0	0.25%	7.1%	12/31/2025	$1.03	0	$0	0.00%	7.4%
12/31/2024	0.94	0	0	0.50%	1.3%	12/31/2024	0.95	0	0	0.25%	1.6%	12/31/2024	0.96	0	0	0.00%	1.9%
12/31/2023	0.93	0	0	0.50%	5.9%	12/31/2023	0.94	0	0	0.25%	6.2%	12/31/2023	0.94	0	0	0.00%	6.4%
12/31/2022	0.88	0	0	0.50%	-13.8%	12/31/2022	0.88	0	0	0.25%	-13.6%	12/31/2022	0.89	0	0	0.00%	-13.4%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	2.0%	12/31/2021	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.8%
2023	3.3%
2022	3.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Inst Class - 06-4XC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,703	$12,472	1,327
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$12,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,701	11,961	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$12,701	11,961

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$742
Mortality & expense charges			(218)
Net investment income (loss)			524

Gain (loss) on investments:
Net realized gain (loss)			262
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(53)
Net gain (loss)			209

Increase (decrease) in net assets from operations			$733

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$524	$586
Net realized gain (loss)		262	18
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(53)	74

Increase (decrease) in net assets from operations		733	678

Contract owner transactions:
Proceeds from units sold		3,302	3,623
Cost of units redeemed		(11,946)	(1,610)
Account charges		(66)	(78)
Increase (decrease)		(8,710)	1,935
Net increase (decrease)		(7,977)	2,613
Net assets, beginning		20,678	18,065
Net assets, ending		$12,701	$20,678

Units sold		3,176	3,629
Units redeemed		(11,537)	(1,715)
Net increase (decrease)		(8,361)	1,914
Units outstanding, beginning		20,322	18,408
Units outstanding, ending		11,961	20,322

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,523
Cost of units redeemed/account charges			(13,744)
Net investment income (loss)			1,412
Net realized gain (loss)			279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			231
Net assets			$12,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	12	$13	1.25%	4.4%	12/31/2025	$1.07	0	$0	1.00%	4.6%	12/31/2025	$1.09	0	$0	0.75%	4.9%
12/31/2024	1.02	20	21	1.25%	3.7%	12/31/2024	1.03	0	0	1.00%	3.9%	12/31/2024	1.04	0	0	0.75%	4.2%
12/31/2023	0.98	18	18	1.25%	4.3%	12/31/2023	0.99	0	0	1.00%	4.6%	12/31/2023	0.99	0	0	0.75%	4.9%
12/31/2022	0.94	0	0	1.25%	-4.8%	12/31/2022	0.94	0	0	1.00%	-4.6%	12/31/2022	0.95	0	0	0.75%	-4.4%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	5.1%	12/31/2025	$1.11	0	$0	0.25%	5.4%	12/31/2025	$1.12	0	$0	0.00%	5.7%
12/31/2024	1.04	0	0	0.50%	4.5%	12/31/2024	1.05	0	0	0.25%	4.7%	12/31/2024	1.06	0	0	0.00%	5.0%
12/31/2023	1.00	0	0	0.50%	5.1%	12/31/2023	1.01	0	0	0.25%	5.4%	12/31/2023	1.01	0	0	0.00%	5.7%
12/31/2022	0.95	0	0	0.50%	-4.1%	12/31/2022	0.96	0	0	0.25%	-3.9%	12/31/2022	0.96	0	0	0.00%	-3.6%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.2%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Intermediate Bond Inst Class - 06-6N3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,854	$93,708	8,902
Receivables: investments sold	-
Payables: investments purchased	(847)
Net assets	$94,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,007	85,463	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$94,007	85,463

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,686
Mortality & expense charges			(530)
Net investment income (loss)			1,156

Gain (loss) on investments:
Net realized gain (loss)			156
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,146
Net gain (loss)			1,302

Increase (decrease) in net assets from operations			$2,458

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,156	$-
Net realized gain (loss)		156	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,146	-

Increase (decrease) in net assets from operations		2,458	-

Contract owner transactions:
Proceeds from units sold		105,064	-
Cost of units redeemed		(13,392)	-
Account charges		(123)	-
Increase (decrease)		91,549	-
Net increase (decrease)		94,007	-
Net assets, beginning		-	-
Net assets, ending		$94,007	$-

Units sold		97,835	-
Units redeemed		(12,372)	-
Net increase (decrease)		85,463	-
Units outstanding, beginning		-	-
Units outstanding, ending		85,463	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$105,064
Cost of units redeemed/account charges			(13,515)
Net investment income (loss)			1,156
Net realized gain (loss)			156
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,146
Net assets			$94,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	85	$94	1.25%	5.7%	12/31/2025	$1.11	0	$0	1.00%	5.9%	12/31/2025	$1.12	0	$0	0.75%	6.2%
12/31/2024	1.04	0	0	1.25%	2.2%	12/31/2024	1.05	0	0	1.00%	2.4%	12/31/2024	1.05	0	0	0.75%	2.7%
12/31/2023	1.02	0	0	1.25%	1.9%	12/31/2023	1.02	0	0	1.00%	2.1%	12/31/2023	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	6.5%	12/31/2025	$1.13	0	$0	0.25%	6.7%	12/31/2025	$1.14	0	$0	0.00%	7.0%
12/31/2024	1.05	0	0	0.50%	2.9%	12/31/2024	1.06	0	0	0.25%	3.2%	12/31/2024	1.06	0	0	0.00%	3.4%
12/31/2023	1.02	0	0	0.50%	2.5%	12/31/2023	1.03	0	0	0.25%	2.7%	12/31/2023	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Ultra Short Bond Inst Class - 06-6RR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	1.25%	3.5%	12/31/2025	$1.10	0	$0	1.00%	3.8%	12/31/2025	$1.10	0	$0	0.75%	4.0%
12/31/2024	1.05	0	0	1.25%	4.3%	12/31/2024	1.06	0	0	1.00%	4.6%	12/31/2024	1.06	0	0	0.75%	4.9%
12/31/2023	1.01	0	0	1.25%	1.1%	12/31/2023	1.01	0	0	1.00%	1.1%	12/31/2023	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	4.3%	12/31/2025	$1.12	0	$0	0.25%	4.5%	12/31/2025	$1.12	0	$0	0.00%	4.8%
12/31/2024	1.06	0	0	0.50%	5.1%	12/31/2024	1.07	0	0	0.25%	5.4%	12/31/2024	1.07	0	0	0.00%	5.6%
12/31/2023	1.01	0	0	0.50%	1.2%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Investor Investor Class - 06-7CM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /22 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	2.5%	12/31/2025	$1.03	0	$0	1.00%	2.7%	12/31/2025	$1.03	0	$0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	3.0%	12/31/2025	$1.03	0	$0	0.25%	3.2%	12/31/2025	$1.03	0	$0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund Institutional Class - 06-587

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,765	$34,201	1,615
Receivables: investments sold	-
Payables: investments purchased	(89)
Net assets	$33,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,676	9,273	$3.63
Band 100	-	-	3.76
Band 75	-	-	3.89
Band 50	-	-	4.02
Band 25	-	-	4.16
Band 0	-	-	4.30
Total	$33,676	9,273

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$64,078
Mortality & expense charges			(39,797)
Net investment income (loss)			24,281

Gain (loss) on investments:
Net realized gain (loss)			230,898
Realized gain distributions			85,555
Net change in unrealized appreciation (depreciation)			240,043
Net gain (loss)			556,496

Increase (decrease) in net assets from operations			$580,777

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,281	$36,750
Net realized gain (loss)		230,898	(14,497)
Realized gain distributions		85,555	270,465
Net change in unrealized appreciation (depreciation)		240,043	(37,208)

Increase (decrease) in net assets from operations		580,777	255,510

Contract owner transactions:
Proceeds from units sold		913,948	805,748
Cost of units redeemed		(4,790,421)	(458,332)
Account charges		(1,790)	(2,643)
Increase (decrease)		(3,878,263)	344,773
Net increase (decrease)		(3,297,486)	600,283
Net assets, beginning		3,331,162	2,730,879
Net assets, ending		$33,676	$3,331,162

Units sold		280,530	274,627
Units redeemed		(1,373,495)	(151,648)
Net increase (decrease)		(1,092,965)	122,979
Units outstanding, beginning		1,102,238	979,259
Units outstanding, ending		9,273	1,102,238

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,781,601
Cost of units redeemed/account charges			(26,947,871)
Net investment income (loss)			203,587
Net realized gain (loss)			297,132
Realized gain distributions			1,699,663
Net change in unrealized appreciation (depreciation)			(436)
Net assets			$33,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	9	$34	1.25%	20.2%	12/31/2025	$3.76	0	$0	1.00%	20.5%	12/31/2025	$3.89	0	$0	0.75%	20.8%
12/31/2024	3.02	1,102	3,331	1.25%	8.4%	12/31/2024	3.12	0	0	1.00%	8.6%	12/31/2024	3.22	0	0	0.75%	8.9%
12/31/2023	2.79	979	2,731	1.25%	11.3%	12/31/2023	2.87	0	0	1.00%	11.6%	12/31/2023	2.96	0	0	0.75%	11.8%
12/31/2022	2.51	895	2,244	1.25%	-5.2%	12/31/2022	2.57	0	0	1.00%	-4.9%	12/31/2022	2.64	0	0	0.75%	-4.7%
12/31/2021	2.64	774	2,045	1.25%	18.9%	12/31/2021	2.71	0	0	1.00%	19.2%	12/31/2021	2.77	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.02	0	$0	0.50%	21.1%	12/31/2025	$4.16	0	$0	0.25%	21.4%	12/31/2025	$4.30	0	$0	0.00%	21.7%
12/31/2024	3.32	0	0	0.50%	9.2%	12/31/2024	3.43	0	0	0.25%	9.5%	12/31/2024	3.54	0	0	0.00%	9.7%
12/31/2023	3.04	0	0	0.50%	12.1%	12/31/2023	3.13	0	0	0.25%	12.4%	12/31/2023	3.22	0	0	0.00%	12.7%
12/31/2022	2.71	0	0	0.50%	-4.5%	12/31/2022	2.79	0	0	0.25%	-4.2%	12/31/2022	2.86	0	0	0.00%	-4.0%
12/31/2021	2.84	0	0	0.50%	19.8%	12/31/2021	2.91	0	0	0.25%	20.1%	12/31/2021	2.98	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.6%
2023	2.3%
2022	1.6%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund A Class - 06-093

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,235	$46,589	4,705
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$47,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,196	44,644	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.21
Total	$47,196	44,644

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,090
Mortality & expense charges			(584)
Net investment income (loss)			1,506

Gain (loss) on investments:
Net realized gain (loss)			(402)
Realized gain distributions			51
Net change in unrealized appreciation (depreciation)			1,525
Net gain (loss)			1,174

Increase (decrease) in net assets from operations			$2,680

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,506	$569
Net realized gain (loss)		(402)	(3)
Realized gain distributions		51	26
Net change in unrealized appreciation (depreciation)		1,525	(845)

Increase (decrease) in net assets from operations		2,680	(253)

Contract owner transactions:
Proceeds from units sold		29,641	25,377
Cost of units redeemed		(21,738)	(1)
Account charges		(521)	(130)
Increase (decrease)		7,382	25,246
Net increase (decrease)		10,062	24,993
Net assets, beginning		37,134	12,141
Net assets, ending		$47,196	$37,134

Units sold		29,222	25,334
Units redeemed		(22,008)	(153)
Net increase (decrease)		7,214	25,181
Units outstanding, beginning		37,430	12,249
Units outstanding, ending		44,644	37,430

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,192,100
Cost of units redeemed/account charges			(2,221,247)
Net investment income (loss)			78,403
Net realized gain (loss)			(11,917)
Realized gain distributions			9,211
Net change in unrealized appreciation (depreciation)			646
Net assets			$47,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	45	$47	1.25%	6.6%	12/31/2025	$1.09	0	$0	1.00%	6.8%	12/31/2025	$1.12	0	$0	0.75%	7.1%
12/31/2024	0.99	37	37	1.25%	0.1%	12/31/2024	1.02	0	0	1.00%	0.3%	12/31/2024	1.04	0	0	0.75%	0.6%
12/31/2023	0.99	12	12	1.25%	4.3%	12/31/2023	1.01	0	0	1.00%	4.6%	12/31/2023	1.04	0	0	0.75%	4.9%
12/31/2022	0.95	12	12	1.25%	-15.5%	12/31/2022	0.97	0	0	1.00%	-15.3%	12/31/2022	0.99	0	0	0.75%	-15.1%
12/31/2021	1.12	121	136	1.25%	-2.2%	12/31/2021	1.14	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	7.4%	12/31/2025	$1.18	0	$0	0.25%	7.6%	12/31/2025	$1.21	0	$0	0.00%	7.9%
12/31/2024	1.07	0	0	0.50%	0.8%	12/31/2024	1.10	0	0	0.25%	1.1%	12/31/2024	1.12	0	0	0.00%	1.4%
12/31/2023	1.06	0	0	0.50%	5.1%	12/31/2023	1.08	0	0	0.25%	5.4%	12/31/2023	1.11	0	0	0.00%	5.6%
12/31/2022	1.01	0	0	0.50%	-14.9%	12/31/2022	1.03	0	0	0.25%	-14.7%	12/31/2022	1.05	0	0	0.00%	-14.5%
12/31/2021	1.18	0	0	0.50%	-1.5%	12/31/2021	1.21	0	0	0.25%	-1.2%	12/31/2021	1.23	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	3.2%
2023	4.4%
2022	3.0%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund R Class - 06-901

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.08
Band 50	-	-	1.11
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,976
Mortality & expense charges			(580)
Net investment income (loss)			1,396

Gain (loss) on investments:
Net realized gain (loss)			(9,073)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,209
Net gain (loss)			1,136

Increase (decrease) in net assets from operations			$2,532

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,396	$2,477
Net realized gain (loss)		(9,073)	(2,291)
Realized gain distributions		-	60
Net change in unrealized appreciation (depreciation)		10,209	(403)

Increase (decrease) in net assets from operations		2,532	(157)

Contract owner transactions:
Proceeds from units sold		8,623	23,096
Cost of units redeemed		(97,627)	(16,608)
Account charges		(82)	(189)
Increase (decrease)		(89,086)	6,299
Net increase (decrease)		(86,554)	6,142
Net assets, beginning		86,554	80,412
Net assets, ending		$-	$86,554

Units sold		8,861	23,714
Units redeemed		(98,485)	(17,185)
Net increase (decrease)		(89,624)	6,529
Units outstanding, beginning		89,624	83,095
Units outstanding, ending		-	89,624

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$506,960
Cost of units redeemed/account charges			(511,426)
Net investment income (loss)			15,144
Net realized gain (loss)			(19,603)
Realized gain distributions			8,925
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	6.3%	12/31/2025	$1.05	0	$0	1.00%	6.5%	12/31/2025	$1.08	0	$0	0.75%	6.8%
12/31/2024	0.97	90	87	1.25%	-0.2%	12/31/2024	0.99	0	0	1.00%	0.0%	12/31/2024	1.02	0	0	0.75%	0.3%
12/31/2023	0.97	83	80	1.25%	4.0%	12/31/2023	0.99	0	0	1.00%	4.3%	12/31/2023	1.01	0	0	0.75%	4.5%
12/31/2022	0.93	83	77	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.5%	12/31/2022	0.97	0	0	0.75%	-15.3%
12/31/2021	1.10	126	139	1.25%	-2.6%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	7.1%	12/31/2025	$1.15	0	$0	0.25%	7.3%	12/31/2025	$1.18	0	$0	0.00%	7.6%
12/31/2024	1.04	0	0	0.50%	0.6%	12/31/2024	1.07	0	0	0.25%	0.8%	12/31/2024	1.09	0	0	0.00%	1.1%
12/31/2023	1.03	0	0	0.50%	4.8%	12/31/2023	1.06	0	0	0.25%	5.1%	12/31/2023	1.08	0	0	0.00%	5.3%
12/31/2022	0.99	0	0	0.50%	-15.1%	12/31/2022	1.01	0	0	0.25%	-14.9%	12/31/2022	1.03	0	0	0.00%	-14.7%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.18	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	4.3%
2023	3.5%
2022	1.6%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$410,664	$422,487	5,826
Receivables: investments sold	-
Payables: investments purchased	(430)
Net assets	$410,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$410,234	176,759	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.50
Band 25	-	-	2.57
Band 0	-	-	2.63
Total	$410,234	176,759

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,552
Mortality & expense charges			(4,677)
Net investment income (loss)			(3,125)

Gain (loss) on investments:
Net realized gain (loss)			(8,846)
Realized gain distributions			37,137
Net change in unrealized appreciation (depreciation)			28,026
Net gain (loss)			56,317

Increase (decrease) in net assets from operations			$53,192

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,125)	$(3,549)
Net realized gain (loss)		(8,846)	(1,834)
Realized gain distributions		37,137	27,250
Net change in unrealized appreciation (depreciation)		28,026	(9,900)

Increase (decrease) in net assets from operations		53,192	11,967

Contract owner transactions:
Proceeds from units sold		98,644	86,877
Cost of units redeemed		(86,545)	(108,571)
Account charges		(16)	(9)
Increase (decrease)		12,083	(21,703)
Net increase (decrease)		65,275	(9,736)
Net assets, beginning		344,959	354,695
Net assets, ending		$410,234	$344,959

Units sold		46,183	43,615
Units redeemed		(40,083)	(53,382)
Net increase (decrease)		6,100	(9,767)
Units outstanding, beginning		170,659	180,426
Units outstanding, ending		176,759	170,659

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,265,219
Cost of units redeemed/account charges			(4,918,367)
Net investment income (loss)			(66,431)
Net realized gain (loss)			700,929
Realized gain distributions			440,707
Net change in unrealized appreciation (depreciation)			(11,823)
Net assets			$410,234

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	177	$410	1.25%	14.8%	12/31/2025	$2.38	0	$0	1.00%	15.1%	12/31/2025	$2.44	0	$0	0.75%	15.4%
12/31/2024	2.02	171	345	1.25%	2.8%	12/31/2024	2.07	0	0	1.00%	3.1%	12/31/2024	2.12	0	0	0.75%	3.3%
12/31/2023	1.97	180	355	1.25%	2.6%	12/31/2023	2.01	0	0	1.00%	2.8%	12/31/2023	2.05	0	0	0.75%	3.1%
12/31/2022	1.92	200	384	1.25%	-6.9%	12/31/2022	1.95	0	0	1.00%	-6.6%	12/31/2022	1.99	0	0	0.75%	-6.4%
12/31/2021	2.06	271	558	1.25%	10.7%	12/31/2021	2.09	0	0	1.00%	11.0%	12/31/2021	2.12	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.50	0	$0	0.50%	15.7%	12/31/2025	$2.57	0	$0	0.25%	16.0%	12/31/2025	$2.63	0	$0	0.00%	16.3%
12/31/2024	2.16	0	0	0.50%	3.6%	12/31/2024	2.21	0	0	0.25%	3.9%	12/31/2024	2.27	0	0	0.00%	4.1%
12/31/2023	2.09	0	0	0.50%	3.3%	12/31/2023	2.13	0	0	0.25%	3.6%	12/31/2023	2.18	0	0	0.00%	3.8%
12/31/2022	2.02	0	0	0.50%	-6.2%	12/31/2022	2.06	0	0	0.25%	-5.9%	12/31/2022	2.10	0	0	0.00%	-5.7%
12/31/2021	2.15	0	0	0.50%	11.5%	12/31/2021	2.19	0	0	0.25%	11.8%	12/31/2021	2.22	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.3%
2023	0.4%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,377	$184,922	3,013
Receivables: investments sold	-
Payables: investments purchased	(1,466)
Net assets	$186,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,155	79,332	$2.18
Band 100	13,756	6,145	2.24
Band 75	-	-	2.30
Band 50	-	-	2.35
Band 25	-	-	2.42
Band 0	-	-	2.48
Total	$186,911	85,477

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$265
Mortality & expense charges			(2,233)
Net investment income (loss)			(1,968)

Gain (loss) on investments:
Net realized gain (loss)			(14,500)
Realized gain distributions			21,553
Net change in unrealized appreciation (depreciation)			20,487
Net gain (loss)			27,540

Increase (decrease) in net assets from operations			$25,572

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,968)	$(1,575)
Net realized gain (loss)		(14,500)	11,385
Realized gain distributions		21,553	9,242
Net change in unrealized appreciation (depreciation)		20,487	(20,128)

Increase (decrease) in net assets from operations		25,572	(1,076)

Contract owner transactions:
Proceeds from units sold		238,706	441,296
Cost of units redeemed		(243,847)	(367,881)
Account charges		(22)	(18)
Increase (decrease)		(5,163)	73,397
Net increase (decrease)		20,409	72,321
Net assets, beginning		166,502	94,181
Net assets, ending		$186,911	$166,502

Units sold		122,159	216,942
Units redeemed		(123,587)	(180,215)
Net increase (decrease)		(1,428)	36,727
Units outstanding, beginning		86,905	50,178
Units outstanding, ending		85,477	86,905

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,957,877
Cost of units redeemed/account charges			(1,844,892)
Net investment income (loss)			(12,429)
Net realized gain (loss)			1,556
Realized gain distributions			81,344
Net change in unrealized appreciation (depreciation)			3,455
Net assets			$186,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	79	$173	1.25%	14.1%	12/31/2025	$2.24	6	$14	1.00%	14.4%	12/31/2025	$2.30	0	$0	0.75%	14.7%
12/31/2024	1.91	80	154	1.25%	2.2%	12/31/2024	1.96	6	13	1.00%	2.4%	12/31/2024	2.00	0	0	0.75%	2.7%
12/31/2023	1.87	43	81	1.25%	1.9%	12/31/2023	1.91	7	13	1.00%	2.2%	12/31/2023	1.95	0	0	0.75%	2.4%
12/31/2022	1.84	53	97	1.25%	-7.4%	12/31/2022	1.87	7	13	1.00%	-7.2%	12/31/2022	1.90	0	0	0.75%	-7.0%
12/31/2021	1.98	99	196	1.25%	10.0%	12/31/2021	2.01	8	15	1.00%	10.3%	12/31/2021	2.05	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	15.0%	12/31/2025	$2.42	0	$0	0.25%	15.3%	12/31/2025	$2.48	0	$0	0.00%	15.6%
12/31/2024	2.05	0	0	0.50%	3.0%	12/31/2024	2.10	0	0	0.25%	3.2%	12/31/2024	2.14	0	0	0.00%	3.5%
12/31/2023	1.99	0	0	0.50%	2.7%	12/31/2023	2.03	0	0	0.25%	2.9%	12/31/2023	2.07	0	0	0.00%	3.2%
12/31/2022	1.94	0	0	0.50%	-6.7%	12/31/2022	1.97	0	0	0.25%	-6.5%	12/31/2022	2.01	0	0	0.00%	-6.3%
12/31/2021	2.08	0	0	0.50%	10.8%	12/31/2021	2.11	0	0	0.25%	11.1%	12/31/2021	2.14	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio Service Class - 06-CHP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,620	$118,692	16,408
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$118,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,636	75,663	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.78
Total	$118,636	75,663

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,525
Mortality & expense charges			(1,074)
Net investment income (loss)			4,451

Gain (loss) on investments:
Net realized gain (loss)			(628)
Realized gain distributions			440
Net change in unrealized appreciation (depreciation)			1,998
Net gain (loss)			1,810

Increase (decrease) in net assets from operations			$6,261

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,451	$3,412
Net realized gain (loss)		(628)	(2,968)
Realized gain distributions		440	305
Net change in unrealized appreciation (depreciation)		1,998	3,166

Increase (decrease) in net assets from operations		6,261	3,915

Contract owner transactions:
Proceeds from units sold		64,730	37,300
Cost of units redeemed		(29,267)	(44,663)
Account charges		(35)	(85)
Increase (decrease)		35,428	(7,448)
Net increase (decrease)		41,689	(3,533)
Net assets, beginning		76,947	80,480
Net assets, ending		$118,636	$76,947

Units sold		42,321	26,352
Units redeemed		(19,692)	(32,577)
Net increase (decrease)		22,629	(6,225)
Units outstanding, beginning		53,034	59,259
Units outstanding, ending		75,663	53,034

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$396,852
Cost of units redeemed/account charges			(297,043)
Net investment income (loss)			20,859
Net realized gain (loss)			(3,108)
Realized gain distributions			1,148
Net change in unrealized appreciation (depreciation)			(72)
Net assets			$118,636

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	76	$119	1.25%	8.1%	12/31/2025	$1.61	0	$0	1.00%	8.3%	12/31/2025	$1.65	0	$0	0.75%	8.6%
12/31/2024	1.45	53	77	1.25%	6.8%	12/31/2024	1.48	0	0	1.00%	7.1%	12/31/2024	1.52	0	0	0.75%	7.4%
12/31/2023	1.36	59	80	1.25%	12.0%	12/31/2023	1.39	0	0	1.00%	12.3%	12/31/2023	1.41	0	0	0.75%	12.6%
12/31/2022	1.21	57	69	1.25%	-11.8%	12/31/2022	1.23	0	0	1.00%	-11.6%	12/31/2022	1.26	0	0	0.75%	-11.4%
12/31/2021	1.37	59	80	1.25%	4.3%	12/31/2021	1.40	0	0	1.00%	4.5%	12/31/2021	1.42	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	8.9%	12/31/2025	$1.73	0	$0	0.25%	9.2%	12/31/2025	$1.78	0	$0	0.00%	9.4%
12/31/2024	1.55	0	0	0.50%	7.6%	12/31/2024	1.59	0	0	0.25%	7.9%	12/31/2024	1.63	0	0	0.00%	8.2%
12/31/2023	1.44	0	0	0.50%	12.9%	12/31/2023	1.47	0	0	0.25%	13.2%	12/31/2023	1.50	0	0	0.00%	13.4%
12/31/2022	1.28	0	0	0.50%	-11.1%	12/31/2022	1.30	0	0	0.25%	-10.9%	12/31/2022	1.32	0	0	0.00%	-10.7%
12/31/2021	1.44	0	0	0.50%	5.0%	12/31/2021	1.46	0	0	0.25%	5.3%	12/31/2021	1.48	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	5.3%
2023	6.5%
2022	5.1%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio R Class - 06-CHR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,740	$116,805	16,602
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$119,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,870	79,014	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$119,870	79,014

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,823
Mortality & expense charges			(1,580)
Net investment income (loss)			6,243

Gain (loss) on investments:
Net realized gain (loss)			1,593
Realized gain distributions			446
Net change in unrealized appreciation (depreciation)			692
Net gain (loss)			2,731

Increase (decrease) in net assets from operations			$8,974

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,243	$5,751
Net realized gain (loss)		1,593	241
Realized gain distributions		446	495
Net change in unrealized appreciation (depreciation)		692	564

Increase (decrease) in net assets from operations		8,974	7,051

Contract owner transactions:
Proceeds from units sold		38,167	31,586
Cost of units redeemed		(52,998)	(9,331)
Account charges		(392)	(355)
Increase (decrease)		(15,223)	21,900
Net increase (decrease)		(6,249)	28,951
Net assets, beginning		126,119	97,168
Net assets, ending		$119,870	$126,119

Units sold		26,222	22,989
Units redeemed		(36,708)	(7,045)
Net increase (decrease)		(10,486)	15,944
Units outstanding, beginning		89,500	73,556
Units outstanding, ending		79,014	89,500

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$179,260
Cost of units redeemed/account charges			(82,926)
Net investment income (loss)			18,362
Net realized gain (loss)			1,162
Realized gain distributions			1,077
Net change in unrealized appreciation (depreciation)			2,935
Net assets			$119,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	79	$120	1.25%	7.7%	12/31/2025	$1.56	0	$0	1.00%	7.9%	12/31/2025	$1.60	0	$0	0.75%	8.2%
12/31/2024	1.41	90	126	1.25%	6.7%	12/31/2024	1.44	0	0	1.00%	6.9%	12/31/2024	1.47	0	0	0.75%	7.2%
12/31/2023	1.32	74	97	1.25%	11.7%	12/31/2023	1.35	0	0	1.00%	12.0%	12/31/2023	1.38	0	0	0.75%	12.3%
12/31/2022	1.18	21	25	1.25%	-12.2%	12/31/2022	1.20	0	0	1.00%	-12.0%	12/31/2022	1.23	0	0	0.75%	-11.8%
12/31/2021	1.35	19	25	1.25%	4.0%	12/31/2021	1.37	0	0	1.00%	4.2%	12/31/2021	1.39	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	8.5%	12/31/2025	$1.68	0	$0	0.25%	8.7%	12/31/2025	$1.72	0	$0	0.00%	9.0%
12/31/2024	1.51	0	0	0.50%	7.5%	12/31/2024	1.54	0	0	0.25%	7.7%	12/31/2024	1.58	0	0	0.00%	8.0%
12/31/2023	1.40	0	0	0.50%	12.5%	12/31/2023	1.43	0	0	0.25%	12.8%	12/31/2023	1.46	0	0	0.00%	13.1%
12/31/2022	1.25	0	0	0.50%	-11.5%	12/31/2022	1.27	0	0	0.25%	-11.3%	12/31/2022	1.29	0	0	0.00%	-11.1%
12/31/2021	1.41	0	0	0.50%	4.7%	12/31/2021	1.43	0	0	0.25%	5.0%	12/31/2021	1.45	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	6.4%
2023	5.4%
2022	4.9%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Dividend Portfolio K Class - 06-CVH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,654	$1,766	139
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$1,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,652	833	$1.98
Band 100	-	-	2.03
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.22
Total	$1,652	833

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17
Mortality & expense charges			(12)
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			245
Net change in unrealized appreciation (depreciation)			(86)
Net gain (loss)			158

Increase (decrease) in net assets from operations			$163

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		245	18
Net change in unrealized appreciation (depreciation)		(86)	(26)

Increase (decrease) in net assets from operations		163	(8)

Contract owner transactions:
Proceeds from units sold		1,235	345
Cost of units redeemed		(78)	-
Account charges		(5)	-
Increase (decrease)		1,152	345
Net increase (decrease)		1,315	337
Net assets, beginning		337	-
Net assets, ending		$1,652	$337

Units sold		681	200
Units redeemed		(48)	-
Net increase (decrease)		633	200
Units outstanding, beginning		200	-
Units outstanding, ending		833	200

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,492
Cost of units redeemed/account charges			(18,427)
Net investment income (loss)			328
Net realized gain (loss)			192
Realized gain distributions			1,179
Net change in unrealized appreciation (depreciation)			(112)
Net assets			$1,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	1	$2	1.25%	17.9%	12/31/2025	$2.03	0	$0	1.00%	18.2%	12/31/2025	$2.08	0	$0	0.75%	18.5%
12/31/2024	1.68	0	0	1.25%	8.4%	12/31/2024	1.72	0	0	1.00%	8.7%	12/31/2024	1.75	0	0	0.75%	8.9%
12/31/2023	1.55	0	0	1.25%	15.2%	12/31/2023	1.58	0	0	1.00%	15.5%	12/31/2023	1.61	0	0	0.75%	15.8%
12/31/2022	1.35	0	0	1.25%	-14.7%	12/31/2022	1.37	0	0	1.00%	-14.5%	12/31/2022	1.39	0	0	0.75%	-14.3%
12/31/2021	1.58	0	0	1.25%	16.4%	12/31/2021	1.60	0	0	1.00%	16.7%	12/31/2021	1.62	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	18.8%	12/31/2025	$2.17	0	$0	0.25%	19.1%	12/31/2025	$2.22	0	$0	0.00%	19.4%
12/31/2024	1.79	0	0	0.50%	9.2%	12/31/2024	1.82	0	0	0.25%	9.5%	12/31/2024	1.86	0	0	0.00%	9.8%
12/31/2023	1.64	0	0	0.50%	16.1%	12/31/2023	1.67	0	0	0.25%	16.4%	12/31/2023	1.69	0	0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.8%	12/31/2022	1.45	0	0	0.00%	-13.6%
12/31/2021	1.64	0	0	0.50%	17.3%	12/31/2021	1.66	0	0	0.25%	17.6%	12/31/2021	1.68	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	0.6%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$714,148	$704,673	10,072
Receivables: investments sold	-
Payables: investments purchased	(3,347)
Net assets	$710,801

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$710,801	288,657	$2.46
Band 100	-	-	2.52
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.70
Band 0	-	-	2.76
Total	$710,801	288,657

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,132
Mortality & expense charges			(22,334)
Net investment income (loss)			(19,202)

Gain (loss) on investments:
Net realized gain (loss)			(297,223)
Realized gain distributions			152,273
Net change in unrealized appreciation (depreciation)			312,937
Net gain (loss)			167,987

Increase (decrease) in net assets from operations			$148,785

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,202)	$(22,728)
Net realized gain (loss)		(297,223)	(12,680)
Realized gain distributions		152,273	187,965
Net change in unrealized appreciation (depreciation)		312,937	(71,024)

Increase (decrease) in net assets from operations		148,785	81,533

Contract owner transactions:
Proceeds from units sold		205,617	276,176
Cost of units redeemed		(2,042,503)	(453,789)
Account charges		(832)	(1,119)
Increase (decrease)		(1,837,718)	(178,732)
Net increase (decrease)		(1,688,933)	(97,199)
Net assets, beginning		2,399,734	2,496,933
Net assets, ending		$710,801	$2,399,734

Units sold		108,174	128,773
Units redeemed		(939,593)	(208,105)
Net increase (decrease)		(831,419)	(79,332)
Units outstanding, beginning		1,120,076	1,199,408
Units outstanding, ending		288,657	1,120,076

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,184,261
Cost of units redeemed/account charges			(4,840,153)
Net investment income (loss)			(100,930)
Net realized gain (loss)			(461,317)
Realized gain distributions			919,465
Net change in unrealized appreciation (depreciation)			9,475
Net assets			$710,801

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	289	$711	1.25%	14.9%	12/31/2025	$2.52	0	$0	1.00%	15.2%	12/31/2025	$2.58	0	$0	0.75%	15.5%
12/31/2024	2.14	1,120	2,400	1.25%	2.9%	12/31/2024	2.19	0	0	1.00%	3.2%	12/31/2024	2.23	0	0	0.75%	3.4%
12/31/2023	2.08	1,199	2,497	1.25%	2.6%	12/31/2023	2.12	0	0	1.00%	2.9%	12/31/2023	2.16	0	0	0.75%	3.2%
12/31/2022	2.03	1,268	2,573	1.25%	-6.8%	12/31/2022	2.06	0	0	1.00%	-6.5%	12/31/2022	2.09	0	0	0.75%	-6.3%
12/31/2021	2.18	1,604	3,489	1.25%	10.8%	12/31/2021	2.20	0	0	1.00%	11.1%	12/31/2021	2.23	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.64	0	$0	0.50%	15.8%	12/31/2025	$2.70	0	$0	0.25%	16.1%	12/31/2025	$2.76	0	$0	0.00%	16.4%
12/31/2024	2.28	0	0	0.50%	3.7%	12/31/2024	2.32	0	0	0.25%	4.0%	12/31/2024	2.37	0	0	0.00%	4.2%
12/31/2023	2.19	0	0	0.50%	3.4%	12/31/2023	2.23	0	0	0.25%	3.7%	12/31/2023	2.27	0	0	0.00%	3.9%
12/31/2022	2.12	0	0	0.50%	-6.1%	12/31/2022	2.16	0	0	0.25%	-5.8%	12/31/2022	2.19	0	0	0.00%	-5.6%
12/31/2021	2.26	0	0	0.50%	11.6%	12/31/2021	2.29	0	0	0.25%	11.9%	12/31/2021	2.32	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.4%
2023	0.5%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2030 Fund K Class - 06-CVN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,149,853	$8,950,973	538,544
Receivables: investments sold	12,485
Payables: investments purchased	-
Net assets	$10,162,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,162,338	5,701,335	$1.78
Band 100	-	-	1.82
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	2.00
Total	$10,162,338	5,701,335

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$307,135
Mortality & expense charges			(117,930)
Net investment income (loss)			189,205

Gain (loss) on investments:
Net realized gain (loss)			186,112
Realized gain distributions			18,806
Net change in unrealized appreciation (depreciation)			756,291
Net gain (loss)			961,209

Increase (decrease) in net assets from operations			$1,150,414

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$189,205	$139,619
Net realized gain (loss)		186,112	26,716
Realized gain distributions		18,806	-
Net change in unrealized appreciation (depreciation)		756,291	356,102

Increase (decrease) in net assets from operations		1,150,414	522,437

Contract owner transactions:
Proceeds from units sold		2,013,331	3,081,911
Cost of units redeemed		(1,610,473)	(1,405,905)
Account charges		(13,878)	(10,556)
Increase (decrease)		388,980	1,665,450
Net increase (decrease)		1,539,394	2,187,887
Net assets, beginning		8,622,944	6,435,057
Net assets, ending		$10,162,338	$8,622,944

Units sold		1,230,260	1,998,074
Units redeemed		(984,703)	(935,090)
Net increase (decrease)		245,557	1,062,984
Units outstanding, beginning		5,455,778	4,392,794
Units outstanding, ending		5,701,335	5,455,778

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,015,989
Cost of units redeemed/account charges			(6,777,076)
Net investment income (loss)			499,207
Net realized gain (loss)			180,409
Realized gain distributions			44,929
Net change in unrealized appreciation (depreciation)			1,198,880
Net assets			$10,162,338

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	5,701	$10,162	1.25%	12.8%	12/31/2025	$1.82	0	$0	1.00%	13.1%	12/31/2025	$1.87	0	$0	0.75%	13.3%
12/31/2024	1.58	5,456	8,623	1.25%	7.9%	12/31/2024	1.61	0	0	1.00%	8.2%	12/31/2024	1.65	0	0	0.75%	8.4%
12/31/2023	1.46	4,393	6,435	1.25%	13.2%	12/31/2023	1.49	0	0	1.00%	13.4%	12/31/2023	1.52	0	0	0.75%	13.7%
12/31/2022	1.29	3,342	4,327	1.25%	-17.4%	12/31/2022	1.31	0	0	1.00%	-17.2%	12/31/2022	1.33	0	0	0.75%	-17.0%
12/31/2021	1.57	2,858	4,482	1.25%	10.0%	12/31/2021	1.59	0	0	1.00%	10.3%	12/31/2021	1.61	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	13.6%	12/31/2025	$1.95	0	$0	0.25%	13.9%	12/31/2025	$2.00	0	$0	0.00%	14.2%
12/31/2024	1.68	0	0	0.50%	8.7%	12/31/2024	1.71	0	0	0.25%	9.0%	12/31/2024	1.75	0	0	0.00%	9.3%
12/31/2023	1.54	0	0	0.50%	14.0%	12/31/2023	1.57	0	0	0.25%	14.3%	12/31/2023	1.60	0	0	0.00%	14.6%
12/31/2022	1.35	0	0	0.50%	-16.8%	12/31/2022	1.38	0	0	0.25%	-16.6%	12/31/2022	1.40	0	0	0.00%	-16.4%
12/31/2021	1.63	0	0	0.50%	10.9%	12/31/2021	1.65	0	0	0.25%	11.1%	12/31/2021	1.67	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.1%
2023	2.6%
2022	2.2%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2035 Fund K Class - 06-CVP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,184,127	$5,224,185	290,608
Receivables: investments sold	2,930
Payables: investments purchased	-
Net assets	$6,187,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,187,057	3,163,489	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.05
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$6,187,057	3,163,489

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$163,404
Mortality & expense charges			(68,805)
Net investment income (loss)			94,599

Gain (loss) on investments:
Net realized gain (loss)			74,840
Realized gain distributions			11,376
Net change in unrealized appreciation (depreciation)			579,188
Net gain (loss)			665,404

Increase (decrease) in net assets from operations			$760,003

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,599	$67,429
Net realized gain (loss)		74,840	28,834
Realized gain distributions		11,376	-
Net change in unrealized appreciation (depreciation)		579,188	241,134

Increase (decrease) in net assets from operations		760,003	337,397

Contract owner transactions:
Proceeds from units sold		1,198,966	1,610,477
Cost of units redeemed		(540,870)	(441,179)
Account charges		(8,165)	(6,203)
Increase (decrease)		649,931	1,163,095
Net increase (decrease)		1,409,934	1,500,492
Net assets, beginning		4,777,123	3,276,631
Net assets, ending		$6,187,057	$4,777,123

Units sold		664,211	967,520
Units redeemed		(301,120)	(272,143)
Net increase (decrease)		363,091	695,377
Units outstanding, beginning		2,800,398	2,105,021
Units outstanding, ending		3,163,489	2,800,398

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,752,544
Cost of units redeemed/account charges			(1,904,251)
Net investment income (loss)			228,866
Net realized gain (loss)			131,964
Realized gain distributions			17,992
Net change in unrealized appreciation (depreciation)			959,942
Net assets			$6,187,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	3,163	$6,187	1.25%	14.6%	12/31/2025	$2.00	0	$0	1.00%	14.9%	12/31/2025	$2.05	0	$0	0.75%	15.2%
12/31/2024	1.71	2,800	4,777	1.25%	9.6%	12/31/2024	1.74	0	0	1.00%	9.9%	12/31/2024	1.78	0	0	0.75%	10.1%
12/31/2023	1.56	2,105	3,277	1.25%	15.1%	12/31/2023	1.58	0	0	1.00%	15.4%	12/31/2023	1.61	0	0	0.75%	15.7%
12/31/2022	1.35	1,243	1,681	1.25%	-18.1%	12/31/2022	1.37	0	0	1.00%	-17.9%	12/31/2022	1.39	0	0	0.75%	-17.7%
12/31/2021	1.65	995	1,643	1.25%	12.4%	12/31/2021	1.67	0	0	1.00%	12.7%	12/31/2021	1.69	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	15.5%	12/31/2025	$2.14	0	$0	0.25%	15.8%	12/31/2025	$2.19	0	$0	0.00%	16.1%
12/31/2024	1.81	0	0	0.50%	10.4%	12/31/2024	1.85	0	0	0.25%	10.7%	12/31/2024	1.89	0	0	0.00%	11.0%
12/31/2023	1.64	0	0	0.50%	16.0%	12/31/2023	1.67	0	0	0.25%	16.3%	12/31/2023	1.70	0	0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-17.5%	12/31/2022	1.44	0	0	0.25%	-17.3%	12/31/2022	1.46	0	0	0.00%	-17.1%
12/31/2021	1.71	0	0	0.50%	13.3%	12/31/2021	1.74	0	0	0.25%	13.6%	12/31/2021	1.76	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	2.9%
2023	2.4%
2022	2.1%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2040 Fund K Class - 06-CVR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,181,434	$11,592,673	609,486
Receivables: investments sold	13,507
Payables: investments purchased	-
Net assets	$14,194,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,194,941	6,681,337	$2.12
Band 100	-	-	2.17
Band 75	-	-	2.22
Band 50	-	-	2.27
Band 25	-	-	2.33
Band 0	-	-	2.38
Total	$14,194,941	6,681,337

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$347,223
Mortality & expense charges			(164,528)
Net investment income (loss)			182,695

Gain (loss) on investments:
Net realized gain (loss)			347,370
Realized gain distributions			103,167
Net change in unrealized appreciation (depreciation)			1,382,252
Net gain (loss)			1,832,789

Increase (decrease) in net assets from operations			$2,015,484

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,695	$154,126
Net realized gain (loss)		347,370	58,487
Realized gain distributions		103,167	13,536
Net change in unrealized appreciation (depreciation)		1,382,252	819,864

Increase (decrease) in net assets from operations		2,015,484	1,046,013

Contract owner transactions:
Proceeds from units sold		2,323,367	3,092,927
Cost of units redeemed		(1,872,391)	(1,203,109)
Account charges		(14,594)	(13,474)
Increase (decrease)		436,382	1,876,344
Net increase (decrease)		2,451,866	2,922,357
Net assets, beginning		11,743,075	8,820,718
Net assets, ending		$14,194,941	$11,743,075

Units sold		1,196,228	1,809,133
Units redeemed		(937,561)	(753,901)
Net increase (decrease)		258,667	1,055,232
Units outstanding, beginning		6,422,670	5,367,438
Units outstanding, ending		6,681,337	6,422,670

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,058,545
Cost of units redeemed/account charges			(7,543,979)
Net investment income (loss)			547,178
Net realized gain (loss)			400,202
Realized gain distributions			144,234
Net change in unrealized appreciation (depreciation)			2,588,761
Net assets			$14,194,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	6,681	$14,195	1.25%	16.2%	12/31/2025	$2.17	0	$0	1.00%	16.5%	12/31/2025	$2.22	0	$0	0.75%	16.8%
12/31/2024	1.83	6,423	11,743	1.25%	11.3%	12/31/2024	1.87	0	0	1.00%	11.5%	12/31/2024	1.90	0	0	0.75%	11.8%
12/31/2023	1.64	5,367	8,821	1.25%	17.1%	12/31/2023	1.67	0	0	1.00%	17.4%	12/31/2023	1.70	0	0	0.75%	17.7%
12/31/2022	1.40	4,222	5,924	1.25%	-18.7%	12/31/2022	1.42	0	0	1.00%	-18.5%	12/31/2022	1.45	0	0	0.75%	-18.3%
12/31/2021	1.73	3,505	6,048	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.77	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	0.50%	17.1%	12/31/2025	$2.33	0	$0	0.25%	17.4%	12/31/2025	$2.38	0	$0	0.00%	17.7%
12/31/2024	1.94	0	0	0.50%	12.1%	12/31/2024	1.98	0	0	0.25%	12.4%	12/31/2024	2.02	0	0	0.00%	12.7%
12/31/2023	1.73	0	0	0.50%	18.0%	12/31/2023	1.76	0	0	0.25%	18.3%	12/31/2023	1.79	0	0	0.00%	18.6%
12/31/2022	1.47	0	0	0.50%	-18.1%	12/31/2022	1.49	0	0	0.25%	-17.9%	12/31/2022	1.51	0	0	0.00%	-17.7%
12/31/2021	1.79	0	0	0.50%	15.5%	12/31/2021	1.82	0	0	0.25%	15.8%	12/31/2021	1.84	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.8%
2023	2.6%
2022	2.0%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2045 Fund K Class - 06-CVT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,479,202	$6,045,089	291,561
Receivables: investments sold	22,679
Payables: investments purchased	-
Net assets	$7,501,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,501,881	3,290,798	$2.28
Band 100	-	-	2.33
Band 75	-	-	2.39
Band 50	-	-	2.44
Band 25	-	-	2.50
Band 0	-	-	2.55
Total	$7,501,881	3,290,798

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$167,460
Mortality & expense charges			(79,094)
Net investment income (loss)			88,366

Gain (loss) on investments:
Net realized gain (loss)			107,871
Realized gain distributions			37,928
Net change in unrealized appreciation (depreciation)			812,950
Net gain (loss)			958,749

Increase (decrease) in net assets from operations			$1,047,115

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$88,366	$60,882
Net realized gain (loss)		107,871	18,378
Realized gain distributions		37,928	-
Net change in unrealized appreciation (depreciation)		812,950	473,866

Increase (decrease) in net assets from operations		1,047,115	553,126

Contract owner transactions:
Proceeds from units sold		1,656,606	1,127,240
Cost of units redeemed		(589,493)	(298,776)
Account charges		(10,419)	(7,743)
Increase (decrease)		1,056,694	820,721
Net increase (decrease)		2,103,809	1,373,847
Net assets, beginning		5,398,072	4,024,225
Net assets, ending		$7,501,881	$5,398,072

Units sold		790,500	608,065
Units redeemed		(284,943)	(167,696)
Net increase (decrease)		505,557	440,369
Units outstanding, beginning		2,785,241	2,344,872
Units outstanding, ending		3,290,798	2,785,241

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,044,376
Cost of units redeemed/account charges			(1,393,283)
Net investment income (loss)			228,203
Net realized gain (loss)			144,641
Realized gain distributions			43,831
Net change in unrealized appreciation (depreciation)			1,434,113
Net assets			$7,501,881

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	3,291	$7,502	1.25%	17.6%	12/31/2025	$2.33	0	$0	1.00%	17.9%	12/31/2025	$2.39	0	$0	0.75%	18.2%
12/31/2024	1.94	2,785	5,398	1.25%	12.9%	12/31/2024	1.98	0	0	1.00%	13.2%	12/31/2024	2.02	0	0	0.75%	13.5%
12/31/2023	1.72	2,345	4,024	1.25%	18.8%	12/31/2023	1.75	0	0	1.00%	19.1%	12/31/2023	1.78	0	0	0.75%	19.4%
12/31/2022	1.44	1,789	2,585	1.25%	-19.1%	12/31/2022	1.47	0	0	1.00%	-18.9%	12/31/2022	1.49	0	0	0.75%	-18.7%
12/31/2021	1.78	1,175	2,098	1.25%	16.3%	12/31/2021	1.81	0	0	1.00%	16.6%	12/31/2021	1.83	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	0	$0	0.50%	18.5%	12/31/2025	$2.50	0	$0	0.25%	18.8%	12/31/2025	$2.55	0	$0	0.00%	19.1%
12/31/2024	2.06	0	0	0.50%	13.8%	12/31/2024	2.10	0	0	0.25%	14.1%	12/31/2024	2.14	0	0	0.00%	14.4%
12/31/2023	1.81	0	0	0.50%	19.7%	12/31/2023	1.84	0	0	0.25%	20.0%	12/31/2023	1.87	0	0	0.00%	20.3%
12/31/2022	1.51	0	0	0.50%	-18.5%	12/31/2022	1.53	0	0	0.25%	-18.2%	12/31/2022	1.56	0	0	0.00%	-18.0%
12/31/2021	1.85	0	0	0.50%	17.2%	12/31/2021	1.88	0	0	0.25%	17.5%	12/31/2021	1.90	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.6%
2023	2.4%
2022	2.1%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2050 Fund K Class - 06-CVV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,505,748	$6,725,788	312,036
Receivables: investments sold	9,739
Payables: investments purchased	-
Net assets	$8,515,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,515,487	3,569,483	$2.39
Band 100	-	-	2.44
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.61
Band 0	-	-	2.67
Total	$8,515,487	3,569,483

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$175,649
Mortality & expense charges			(93,681)
Net investment income (loss)			81,968

Gain (loss) on investments:
Net realized gain (loss)			144,299
Realized gain distributions			57,932
Net change in unrealized appreciation (depreciation)			1,040,048
Net gain (loss)			1,242,279

Increase (decrease) in net assets from operations			$1,324,247

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,968	$72,401
Net realized gain (loss)		144,299	14,785
Realized gain distributions		57,932	19,235
Net change in unrealized appreciation (depreciation)		1,040,048	543,399

Increase (decrease) in net assets from operations		1,324,247	649,820

Contract owner transactions:
Proceeds from units sold		1,711,675	2,292,085
Cost of units redeemed		(1,011,816)	(560,631)
Account charges		(11,281)	(8,945)
Increase (decrease)		688,578	1,722,509
Net increase (decrease)		2,012,825	2,372,329
Net assets, beginning		6,502,662	4,130,333
Net assets, ending		$8,515,487	$6,502,662

Units sold		803,429	1,195,120
Units redeemed		(483,680)	(302,757)
Net increase (decrease)		319,749	892,363
Units outstanding, beginning		3,249,734	2,357,371
Units outstanding, ending		3,569,483	3,249,734

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,051,262
Cost of units redeemed/account charges			(3,782,214)
Net investment income (loss)			230,857
Net realized gain (loss)			151,094
Realized gain distributions			84,528
Net change in unrealized appreciation (depreciation)			1,779,960
Net assets			$8,515,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	3,569	$8,515	1.25%	19.2%	12/31/2025	$2.44	0	$0	1.00%	19.5%	12/31/2025	$2.50	0	$0	0.75%	19.8%
12/31/2024	2.00	3,250	6,503	1.25%	14.2%	12/31/2024	2.04	0	0	1.00%	14.5%	12/31/2024	2.08	0	0	0.75%	14.8%
12/31/2023	1.75	2,357	4,130	1.25%	19.9%	12/31/2023	1.78	0	0	1.00%	20.2%	12/31/2023	1.82	0	0	0.75%	20.5%
12/31/2022	1.46	1,785	2,610	1.25%	-19.3%	12/31/2022	1.48	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	1,389	2,518	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	20.1%	12/31/2025	$2.61	0	$0	0.25%	20.4%	12/31/2025	$2.67	0	$0	0.00%	20.7%
12/31/2024	2.13	0	0	0.50%	15.1%	12/31/2024	2.17	0	0	0.25%	15.4%	12/31/2024	2.21	0	0	0.00%	15.6%
12/31/2023	1.85	0	0	0.50%	20.8%	12/31/2023	1.88	0	0	0.25%	21.1%	12/31/2023	1.91	0	0	0.00%	21.4%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.55	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.6%
2023	2.3%
2022	1.8%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2055 Fund K Class - 06-CVW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,313,836	$4,780,619	221,201
Receivables: investments sold	3,684
Payables: investments purchased	-
Net assets	$6,317,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,317,520	2,604,919	$2.43
Band 100	-	-	2.48
Band 75	-	-	2.54
Band 50	-	-	2.60
Band 25	-	-	2.66
Band 0	-	-	2.72
Total	$6,317,520	2,604,919

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$122,288
Mortality & expense charges			(66,601)
Net investment income (loss)			55,687

Gain (loss) on investments:
Net realized gain (loss)			76,340
Realized gain distributions			33,487
Net change in unrealized appreciation (depreciation)			823,434
Net gain (loss)			933,261

Increase (decrease) in net assets from operations			$988,948

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,687	$43,980
Net realized gain (loss)		76,340	41,838
Realized gain distributions		33,487	12,669
Net change in unrealized appreciation (depreciation)		823,434	436,592

Increase (decrease) in net assets from operations		988,948	535,079

Contract owner transactions:
Proceeds from units sold		1,148,841	1,101,259
Cost of units redeemed		(401,854)	(457,671)
Account charges		(8,996)	(7,291)
Increase (decrease)		737,991	636,297
Net increase (decrease)		1,726,939	1,171,376
Net assets, beginning		4,590,581	3,419,205
Net assets, ending		$6,317,520	$4,590,581

Units sold		529,389	570,914
Units redeemed		(197,335)	(242,204)
Net increase (decrease)		332,054	328,710
Units outstanding, beginning		2,272,865	1,944,155
Units outstanding, ending		2,604,919	2,272,865

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,408,368
Cost of units redeemed/account charges			(1,972,296)
Net investment income (loss)			160,115
Net realized gain (loss)			138,577
Realized gain distributions			49,539
Net change in unrealized appreciation (depreciation)			1,533,217
Net assets			$6,317,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.43	2,605	$6,318	1.25%	20.1%	12/31/2025	$2.48	0	$0	1.00%	20.4%	12/31/2025	$2.54	0	$0	0.75%	20.7%
12/31/2024	2.02	2,273	4,591	1.25%	14.8%	12/31/2024	2.06	0	0	1.00%	15.1%	12/31/2024	2.10	0	0	0.75%	15.4%
12/31/2023	1.76	1,944	3,419	1.25%	20.1%	12/31/2023	1.79	0	0	1.00%	20.4%	12/31/2023	1.82	0	0	0.75%	20.7%
12/31/2022	1.46	1,385	2,028	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.82	1,104	2,005	1.25%	17.4%	12/31/2021	1.84	0	0	1.00%	17.7%	12/31/2021	1.86	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	21.0%	12/31/2025	$2.66	0	$0	0.25%	21.3%	12/31/2025	$2.72	0	$0	0.00%	21.6%
12/31/2024	2.15	0	0	0.50%	15.7%	12/31/2024	2.19	0	0	0.25%	16.0%	12/31/2024	2.23	0	0	0.00%	16.3%
12/31/2023	1.85	0	0	0.50%	21.0%	12/31/2023	1.89	0	0	0.25%	21.3%	12/31/2023	1.92	0	0	0.00%	21.6%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.3%	12/31/2021	1.91	0	0	0.25%	18.6%	12/31/2021	1.93	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.4%
2023	2.3%
2022	1.7%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2060 Fund K Class - 06-CVX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,040,045	$3,142,557	157,318
Receivables: investments sold	1,455
Payables: investments purchased	-
Net assets	$4,041,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,041,500	1,664,638	$2.43
Band 100	-	-	2.48
Band 75	-	-	2.54
Band 50	-	-	2.60
Band 25	-	-	2.66
Band 0	-	-	2.72
Total	$4,041,500	1,664,638

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$76,053
Mortality & expense charges			(42,621)
Net investment income (loss)			33,432

Gain (loss) on investments:
Net realized gain (loss)			70,583
Realized gain distributions			11,098
Net change in unrealized appreciation (depreciation)			524,018
Net gain (loss)			605,699

Increase (decrease) in net assets from operations			$639,131

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,432	$27,845
Net realized gain (loss)		70,583	31,454
Realized gain distributions		11,098	-
Net change in unrealized appreciation (depreciation)		524,018	257,436

Increase (decrease) in net assets from operations		639,131	316,735

Contract owner transactions:
Proceeds from units sold		988,611	1,172,624
Cost of units redeemed		(480,705)	(464,847)
Account charges		(6,382)	(6,096)
Increase (decrease)		501,524	701,681
Net increase (decrease)		1,140,655	1,018,416
Net assets, beginning		2,900,845	1,882,429
Net assets, ending		$4,041,500	$2,900,845

Units sold		452,297	609,262
Units redeemed		(223,778)	(243,350)
Net increase (decrease)		228,519	365,912
Units outstanding, beginning		1,436,119	1,070,207
Units outstanding, ending		1,664,638	1,436,119

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,663,534
Cost of units redeemed/account charges			(1,722,753)
Net investment income (loss)			90,328
Net realized gain (loss)			101,805
Realized gain distributions			11,098
Net change in unrealized appreciation (depreciation)			897,488
Net assets			$4,041,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.43	1,665	$4,042	1.25%	20.2%	12/31/2025	$2.48	0	$0	1.00%	20.5%	12/31/2025	$2.54	0	$0	0.75%	20.8%
12/31/2024	2.02	1,436	2,901	1.25%	14.8%	12/31/2024	2.06	0	0	1.00%	15.1%	12/31/2024	2.10	0	0	0.75%	15.4%
12/31/2023	1.76	1,070	1,882	1.25%	20.1%	12/31/2023	1.79	0	0	1.00%	20.4%	12/31/2023	1.82	0	0	0.75%	20.7%
12/31/2022	1.46	697	1,020	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	467	848	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	21.1%	12/31/2025	$2.66	0	$0	0.25%	21.4%	12/31/2025	$2.72	0	$0	0.00%	21.7%
12/31/2024	2.15	0	0	0.50%	15.7%	12/31/2024	2.19	0	0	0.25%	16.0%	12/31/2024	2.23	0	0	0.00%	16.3%
12/31/2023	1.85	0	0	0.50%	21.1%	12/31/2023	1.89	0	0	0.25%	21.4%	12/31/2023	1.92	0	0	0.00%	21.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.4%
2023	2.3%
2022	1.7%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index Retirement Fund K Class - 06-CVY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,277,825	$5,971,267	428,807
Receivables: investments sold	111,414
Payables: investments purchased	-
Net assets	$6,389,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,389,239	4,238,270	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.69
Total	$6,389,239	4,238,270

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$214,212
Mortality & expense charges			(93,922)
Net investment income (loss)			120,290

Gain (loss) on investments:
Net realized gain (loss)			167,245
Realized gain distributions			21,172
Net change in unrealized appreciation (depreciation)			491,019
Net gain (loss)			679,436

Increase (decrease) in net assets from operations			$799,726

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,290	$61,783
Net realized gain (loss)		167,245	11,804
Realized gain distributions		21,172	7,968
Net change in unrealized appreciation (depreciation)		491,019	(149,692)

Increase (decrease) in net assets from operations		799,726	(68,137)

Contract owner transactions:
Proceeds from units sold		1,605,181	7,990,442
Cost of units redeemed		(4,148,919)	(844,458)
Account charges		(11,715)	(6,397)
Increase (decrease)		(2,555,453)	7,139,587
Net increase (decrease)		(1,755,727)	7,071,450
Net assets, beginning		8,144,966	1,073,516
Net assets, ending		$6,389,239	$8,144,966

Units sold		1,131,235	5,797,117
Units redeemed		(2,894,664)	(632,426)
Net increase (decrease)		(1,763,429)	5,164,691
Units outstanding, beginning		6,001,699	837,008
Units outstanding, ending		4,238,270	6,001,699

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,231,549
Cost of units redeemed/account charges			(6,583,062)
Net investment income (loss)			224,343
Net realized gain (loss)			165,105
Realized gain distributions			44,746
Net change in unrealized appreciation (depreciation)			306,558
Net assets			$6,389,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	4,238	$6,389	1.25%	11.1%	12/31/2025	$1.54	0	$0	1.00%	11.4%	12/31/2025	$1.58	0	$0	0.75%	11.6%
12/31/2024	1.36	6,002	8,145	1.25%	5.8%	12/31/2024	1.38	0	0	1.00%	6.1%	12/31/2024	1.41	0	0	0.75%	6.3%
12/31/2023	1.28	837	1,074	1.25%	10.1%	12/31/2023	1.31	0	0	1.00%	10.4%	12/31/2023	1.33	0	0	0.75%	10.6%
12/31/2022	1.17	757	882	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.0%	12/31/2022	1.20	0	0	0.75%	-15.8%
12/31/2021	1.39	966	1,343	1.25%	5.6%	12/31/2021	1.41	0	0	1.00%	5.9%	12/31/2021	1.43	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	11.9%	12/31/2025	$1.65	0	$0	0.25%	12.2%	12/31/2025	$1.69	0	$0	0.00%	12.5%
12/31/2024	1.44	0	0	0.50%	6.6%	12/31/2024	1.47	0	0	0.25%	6.9%	12/31/2024	1.50	0	0	0.00%	7.2%
12/31/2023	1.35	0	0	0.50%	10.9%	12/31/2023	1.38	0	0	0.25%	11.2%	12/31/2023	1.40	0	0	0.00%	11.5%
12/31/2022	1.22	0	0	0.50%	-15.6%	12/31/2022	1.24	0	0	0.25%	-15.4%	12/31/2022	1.26	0	0	0.00%	-15.2%
12/31/2021	1.44	0	0	0.50%	6.4%	12/31/2021	1.46	0	0	0.25%	6.7%	12/31/2021	1.48	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.1%
2023	2.9%
2022	2.2%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund K Class - 06-CWC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,277,878	$6,524,685	628,643
Receivables: investments sold	21,861
Payables: investments purchased	-
Net assets	$6,299,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,299,739	5,695,477	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$6,299,739	5,695,477

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$316,636
Mortality & expense charges			(81,684)
Net investment income (loss)			234,952

Gain (loss) on investments:
Net realized gain (loss)			(117,495)
Realized gain distributions			6,819
Net change in unrealized appreciation (depreciation)			300,236
Net gain (loss)			189,560

Increase (decrease) in net assets from operations			$424,512

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$234,952	$218,171
Net realized gain (loss)		(117,495)	(173,692)
Realized gain distributions		6,819	4,265
Net change in unrealized appreciation (depreciation)		300,236	32,599

Increase (decrease) in net assets from operations		424,512	81,343

Contract owner transactions:
Proceeds from units sold		1,469,557	2,612,184
Cost of units redeemed		(1,736,761)	(1,833,513)
Account charges		(11,322)	(10,753)
Increase (decrease)		(278,526)	767,918
Net increase (decrease)		145,986	849,261
Net assets, beginning		6,153,753	5,304,492
Net assets, ending		$6,299,739	$6,153,753

Units sold		1,392,645	2,542,513
Units redeemed		(1,642,800)	(1,750,987)
Net increase (decrease)		(250,155)	791,526
Units outstanding, beginning		5,945,632	5,154,106
Units outstanding, ending		5,695,477	5,945,632

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,647,185
Cost of units redeemed/account charges			(11,600,260)
Net investment income (loss)			867,322
Net realized gain (loss)			(628,933)
Realized gain distributions			261,232
Net change in unrealized appreciation (depreciation)			(246,807)
Net assets			$6,299,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	5,695	$6,300	1.25%	6.9%	12/31/2025	$1.13	0	$0	1.00%	7.1%	12/31/2025	$1.16	0	$0	0.75%	7.4%
12/31/2024	1.04	5,946	6,154	1.25%	0.6%	12/31/2024	1.06	0	0	1.00%	0.8%	12/31/2024	1.08	0	0	0.75%	1.1%
12/31/2023	1.03	5,154	5,304	1.25%	4.7%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.2%
12/31/2022	0.98	5,100	5,013	1.25%	-15.2%	12/31/2022	1.00	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.8%
12/31/2021	1.16	4,799	5,563	1.25%	-1.9%	12/31/2021	1.17	0	0	1.00%	-1.7%	12/31/2021	1.19	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	7.7%	12/31/2025	$1.21	0	$0	0.25%	7.9%	12/31/2025	$1.24	0	$0	0.00%	8.2%
12/31/2024	1.10	0	0	0.50%	1.3%	12/31/2024	1.12	0	0	0.25%	1.6%	12/31/2024	1.14	0	0	0.00%	1.8%
12/31/2023	1.09	0	0	0.50%	5.5%	12/31/2023	1.10	0	0	0.25%	5.8%	12/31/2023	1.12	0	0	0.00%	6.0%
12/31/2022	1.03	0	0	0.50%	-14.6%	12/31/2022	1.04	0	0	0.25%	-14.4%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.2%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	5.2%
2023	4.2%
2022	2.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund K Class - 06-FRW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,351,957	$6,327,401	304,559
Receivables: investments sold	-
Payables: investments purchased	(11,031)
Net assets	$6,340,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,340,926	2,963,169	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.33
Band 0	-	-	2.38
Total	$6,340,926	2,963,169

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$72,709
Mortality & expense charges			(35,912)
Net investment income (loss)			36,797

Gain (loss) on investments:
Net realized gain (loss)			19,752
Realized gain distributions			402,911
Net change in unrealized appreciation (depreciation)			70,070
Net gain (loss)			492,733

Increase (decrease) in net assets from operations			$529,530

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,797	$29,054
Net realized gain (loss)		19,752	31,731
Realized gain distributions		402,911	189,558
Net change in unrealized appreciation (depreciation)		70,070	(74,556)

Increase (decrease) in net assets from operations		529,530	175,787

Contract owner transactions:
Proceeds from units sold		4,037,504	1,830,366
Cost of units redeemed		(533,860)	(377,097)
Account charges		(1,518)	(1,196)
Increase (decrease)		3,502,126	1,452,073
Net increase (decrease)		4,031,656	1,627,860
Net assets, beginning		2,309,270	681,410
Net assets, ending		$6,340,926	$2,309,270

Units sold		1,943,965	1,110,959
Units redeemed		(279,256)	(228,257)
Net increase (decrease)		1,664,709	882,702
Units outstanding, beginning		1,298,460	415,758
Units outstanding, ending		2,963,169	1,298,460

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,190,322
Cost of units redeemed/account charges			(1,771,461)
Net investment income (loss)			85,287
Net realized gain (loss)			(36,221)
Realized gain distributions			848,443
Net change in unrealized appreciation (depreciation)			24,556
Net assets			$6,340,926

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	2,963	$6,341	1.25%	20.3%	12/31/2025	$2.19	0	$0	1.00%	20.6%	12/31/2025	$2.23	0	$0	0.75%	20.9%
12/31/2024	1.78	1,298	2,309	1.25%	8.5%	12/31/2024	1.81	0	0	1.00%	8.8%	12/31/2024	1.85	0	0	0.75%	9.1%
12/31/2023	1.64	416	681	1.25%	11.4%	12/31/2023	1.67	0	0	1.00%	11.7%	12/31/2023	1.69	0	0	0.75%	11.9%
12/31/2022	1.47	354	521	1.25%	-5.0%	12/31/2022	1.49	0	0	1.00%	-4.8%	12/31/2022	1.51	0	0	0.75%	-4.5%
12/31/2021	1.55	379	588	1.25%	19.0%	12/31/2021	1.57	0	0	1.00%	19.3%	12/31/2021	1.58	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	0	$0	0.50%	21.2%	12/31/2025	$2.33	0	$0	0.25%	21.5%	12/31/2025	$2.38	0	$0	0.00%	21.8%
12/31/2024	1.88	0	0	0.50%	9.3%	12/31/2024	1.92	0	0	0.25%	9.6%	12/31/2024	1.95	0	0	0.00%	9.9%
12/31/2023	1.72	0	0	0.50%	12.2%	12/31/2023	1.75	0	0	0.25%	12.5%	12/31/2023	1.78	0	0	0.00%	12.8%
12/31/2022	1.53	0	0	0.50%	-4.3%	12/31/2022	1.56	0	0	0.25%	-4.1%	12/31/2022	1.58	0	0	0.00%	-3.8%
12/31/2021	1.60	0	0	0.50%	19.9%	12/31/2021	1.62	0	0	0.25%	20.2%	12/31/2021	1.64	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	3.8%
2023	2.5%
2022	1.6%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund K Class - 06-FRX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,963,494	$1,846,859	96,287
Receivables: investments sold	-
Payables: investments purchased	(1,153)
Net assets	$1,962,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,962,341	1,179,941	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$1,962,341	1,179,941

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$73,005
Mortality & expense charges			(36,356)
Net investment income (loss)			36,649

Gain (loss) on investments:
Net realized gain (loss)			179,141
Realized gain distributions			160,635
Net change in unrealized appreciation (depreciation)			116,542
Net gain (loss)			456,318

Increase (decrease) in net assets from operations			$492,967

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,649	$2,410
Net realized gain (loss)		179,141	13,006
Realized gain distributions		160,635	172,172
Net change in unrealized appreciation (depreciation)		116,542	27,114

Increase (decrease) in net assets from operations		492,967	214,702

Contract owner transactions:
Proceeds from units sold		501,688	357,084
Cost of units redeemed		(1,940,742)	(415,101)
Account charges		(3,560)	(3,385)
Increase (decrease)		(1,442,614)	(61,402)
Net increase (decrease)		(949,647)	153,300
Net assets, beginning		2,911,988	2,758,688
Net assets, ending		$1,962,341	$2,911,988

Units sold		326,273	262,857
Units redeemed		(1,217,304)	(309,541)
Net increase (decrease)		(891,031)	(46,684)
Units outstanding, beginning		2,070,972	2,117,656
Units outstanding, ending		1,179,941	2,070,972

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,489,555
Cost of units redeemed/account charges			(4,658,377)
Net investment income (loss)			36,476
Net realized gain (loss)			94,113
Realized gain distributions			883,939
Net change in unrealized appreciation (depreciation)			116,635
Net assets			$1,962,341

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	1,180	$1,962	1.25%	18.3%	12/31/2025	$1.70	0	$0	1.00%	18.6%	12/31/2025	$1.74	0	$0	0.75%	18.9%
12/31/2024	1.41	2,071	2,912	1.25%	7.9%	12/31/2024	1.43	0	0	1.00%	8.2%	12/31/2024	1.46	0	0	0.75%	8.5%
12/31/2023	1.30	2,118	2,759	1.25%	11.4%	12/31/2023	1.32	0	0	1.00%	11.7%	12/31/2023	1.35	0	0	0.75%	12.0%
12/31/2022	1.17	1,850	2,163	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.20	0	0	0.75%	-16.4%
12/31/2021	1.41	1,662	2,338	1.25%	5.5%	12/31/2021	1.42	0	0	1.00%	5.8%	12/31/2021	1.44	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	19.2%	12/31/2025	$1.81	0	$0	0.25%	19.5%	12/31/2025	$1.85	0	$0	0.00%	19.8%
12/31/2024	1.49	0	0	0.50%	8.8%	12/31/2024	1.52	0	0	0.25%	9.0%	12/31/2024	1.54	0	0	0.00%	9.3%
12/31/2023	1.37	0	0	0.50%	12.2%	12/31/2023	1.39	0	0	0.25%	12.5%	12/31/2023	1.41	0	0	0.00%	12.8%
12/31/2022	1.22	0	0	0.50%	-16.2%	12/31/2022	1.24	0	0	0.25%	-16.0%	12/31/2022	1.25	0	0	0.00%	-15.8%
12/31/2021	1.46	0	0	0.50%	6.3%	12/31/2021	1.47	0	0	0.25%	6.6%	12/31/2021	1.49	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	1.3%
2023	1.9%
2022	0.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,701,180	$1,753,680	47,290
Receivables: investments sold	4,119
Payables: investments purchased	-
Net assets	$1,705,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,705,299	889,787	$1.92
Band 100	-	-	1.98
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$1,705,299	889,787

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,720)
Net investment income (loss)			(21,720)

Gain (loss) on investments:
Net realized gain (loss)			33,129
Realized gain distributions			311,616
Net change in unrealized appreciation (depreciation)			(338,857)
Net gain (loss)			5,888

Increase (decrease) in net assets from operations			$(15,832)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,720)	$(24,010)
Net realized gain (loss)		33,129	72,942
Realized gain distributions		311,616	-
Net change in unrealized appreciation (depreciation)		(338,857)	154,071

Increase (decrease) in net assets from operations		(15,832)	203,003

Contract owner transactions:
Proceeds from units sold		221,406	293,370
Cost of units redeemed		(265,336)	(1,400,758)
Account charges		(124)	(229)
Increase (decrease)		(44,054)	(1,107,617)
Net increase (decrease)		(59,886)	(904,614)
Net assets, beginning		1,765,185	2,669,799
Net assets, ending		$1,705,299	$1,765,185

Units sold		119,609	173,883
Units redeemed		(143,033)	(794,272)
Net increase (decrease)		(23,424)	(620,389)
Units outstanding, beginning		913,211	1,533,600
Units outstanding, ending		889,787	913,211

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,861,807
Cost of units redeemed/account charges			(10,873,286)
Net investment income (loss)			(252,406)
Net realized gain (loss)			324,782
Realized gain distributions			696,902
Net change in unrealized appreciation (depreciation)			(52,500)
Net assets			$1,705,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	890	$1,705	1.25%	-0.8%	12/31/2025	$1.98	0	$0	1.00%	-0.6%	12/31/2025	$2.00	0	$0	0.75%	-0.4%
12/31/2024	1.93	913	1,765	1.25%	11.0%	12/31/2024	1.99	0	0	1.00%	11.3%	12/31/2024	2.00	0	0	0.75%	11.6%
12/31/2023	1.74	1,534	2,670	1.25%	26.7%	12/31/2023	1.79	0	0	1.00%	27.0%	12/31/2023	1.79	0	0	0.75%	27.3%
12/31/2022	1.37	1,357	1,865	1.25%	-38.1%	12/31/2022	1.41	0	0	1.00%	-38.0%	12/31/2022	1.41	0	0	0.75%	-37.8%
12/31/2021	2.22	3,042	6,759	1.25%	13.1%	12/31/2021	2.27	0	0	1.00%	13.4%	12/31/2021	2.27	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	-0.1%	12/31/2025	$2.08	0	$0	0.25%	0.1%	12/31/2025	$2.12	0	$0	0.00%	0.4%
12/31/2024	2.04	0	0	0.50%	11.9%	12/31/2024	2.08	0	0	0.25%	12.2%	12/31/2024	2.11	0	0	0.00%	12.4%
12/31/2023	1.82	0	0	0.50%	27.6%	12/31/2023	1.85	0	0	0.25%	27.9%	12/31/2023	1.88	0	0	0.00%	28.2%
12/31/2022	1.43	0	0	0.50%	-37.7%	12/31/2022	1.45	0	0	0.25%	-37.5%	12/31/2022	1.47	0	0	0.00%	-37.4%
12/31/2021	2.29	0	0	0.50%	13.9%	12/31/2021	2.32	0	0	0.25%	14.2%	12/31/2021	2.34	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,414,497	$7,929,997	206,367
Receivables: investments sold	89,042
Payables: investments purchased	-
Net assets	$7,503,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,503,539	3,887,735	$1.93
Band 100	-	-	2.00
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$7,503,539	3,887,735

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(112,871)
Net investment income (loss)			(112,871)

Gain (loss) on investments:
Net realized gain (loss)			389,076
Realized gain distributions			1,383,584
Net change in unrealized appreciation (depreciation)			(1,962,058)
Net gain (loss)			(189,398)

Increase (decrease) in net assets from operations			$(302,269)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(112,871)	$(139,583)
Net realized gain (loss)		389,076	229,267
Realized gain distributions		1,383,584	-
Net change in unrealized appreciation (depreciation)		(1,962,058)	1,032,540

Increase (decrease) in net assets from operations		(302,269)	1,122,224

Contract owner transactions:
Proceeds from units sold		2,134,100	3,435,988
Cost of units redeemed		(5,395,088)	(5,834,545)
Account charges		(11,041)	(14,726)
Increase (decrease)		(3,272,029)	(2,413,283)
Net increase (decrease)		(3,574,298)	(1,291,059)
Net assets, beginning		11,077,837	12,368,896
Net assets, ending		$7,503,539	$11,077,837

Units sold		1,147,907	1,875,700
Units redeemed		(2,956,368)	(3,248,366)
Net increase (decrease)		(1,808,461)	(1,372,666)
Units outstanding, beginning		5,696,196	7,068,862
Units outstanding, ending		3,887,735	5,696,196

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,354,950
Cost of units redeemed/account charges			(27,799,454)
Net investment income (loss)			(682,147)
Net realized gain (loss)			1,235,086
Realized gain distributions			1,910,604
Net change in unrealized appreciation (depreciation)			(515,500)
Net assets			$7,503,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	3,888	$7,504	1.25%	-0.8%	12/31/2025	$2.00	0	$0	1.00%	-0.5%	12/31/2025	$2.01	0	$0	0.75%	-0.3%
12/31/2024	1.94	5,696	11,078	1.25%	11.1%	12/31/2024	2.01	0	0	1.00%	11.4%	12/31/2024	2.02	0	0	0.75%	11.7%
12/31/2023	1.75	7,069	12,369	1.25%	26.8%	12/31/2023	1.80	0	0	1.00%	27.1%	12/31/2023	1.80	0	0	0.75%	27.4%
12/31/2022	1.38	5,693	7,859	1.25%	-38.1%	12/31/2022	1.42	0	0	1.00%	-37.9%	12/31/2022	1.42	0	0	0.75%	-37.8%
12/31/2021	2.23	4,992	11,126	1.25%	13.2%	12/31/2021	2.28	0	0	1.00%	13.5%	12/31/2021	2.28	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	0.0%	12/31/2025	$2.09	0	$0	0.25%	0.2%	12/31/2025	$2.14	0	$0	0.00%	0.5%
12/31/2024	2.05	0	0	0.50%	12.0%	12/31/2024	2.09	0	0	0.25%	12.3%	12/31/2024	2.13	0	0	0.00%	12.6%
12/31/2023	1.83	0	0	0.50%	27.7%	12/31/2023	1.86	0	0	0.25%	28.0%	12/31/2023	1.89	0	0	0.00%	28.3%
12/31/2022	1.43	0	0	0.50%	-37.6%	12/31/2022	1.45	0	0	0.25%	-37.4%	12/31/2022	1.47	0	0	0.00%	-37.3%
12/31/2021	2.30	0	0	0.50%	14.0%	12/31/2021	2.32	0	0	0.25%	14.3%	12/31/2021	2.35	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,034	$77,526	2,486
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$70,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,106	38,093	$1.84
Band 100	-	-	1.90
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$70,106	38,093

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,009)
Net investment income (loss)			(1,009)

Gain (loss) on investments:
Net realized gain (loss)			16,466
Realized gain distributions			15,117
Net change in unrealized appreciation (depreciation)			(33,020)
Net gain (loss)			(1,437)

Increase (decrease) in net assets from operations			$(2,446)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,009)	$(2,603)
Net realized gain (loss)		16,466	46,361
Realized gain distributions		15,117	-
Net change in unrealized appreciation (depreciation)		(33,020)	(26,677)

Increase (decrease) in net assets from operations		(2,446)	17,081

Contract owner transactions:
Proceeds from units sold		13,844	63,554
Cost of units redeemed		(116,243)	(482,607)
Account charges		(92)	(293)
Increase (decrease)		(102,491)	(419,346)
Net increase (decrease)		(104,937)	(402,265)
Net assets, beginning		175,043	577,308
Net assets, ending		$70,106	$175,043

Units sold		7,445	35,906
Units redeemed		(63,219)	(284,066)
Net increase (decrease)		(55,774)	(248,160)
Units outstanding, beginning		93,867	342,027
Units outstanding, ending		38,093	93,867

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,117,759
Cost of units redeemed/account charges			(4,259,498)
Net investment income (loss)			(32,827)
Net realized gain (loss)			178,297
Realized gain distributions			73,867
Net change in unrealized appreciation (depreciation)			(7,492)
Net assets			$70,106

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	38	$70	1.25%	-1.3%	12/31/2025	$1.90	0	$0	1.00%	-1.1%	12/31/2025	$1.92	0	$0	0.75%	-0.8%
12/31/2024	1.86	94	175	1.25%	10.5%	12/31/2024	1.92	0	0	1.00%	10.8%	12/31/2024	1.93	0	0	0.75%	11.0%
12/31/2023	1.69	342	577	1.25%	26.0%	12/31/2023	1.74	0	0	1.00%	26.3%	12/31/2023	1.74	0	0	0.75%	26.6%
12/31/2022	1.34	282	378	1.25%	-38.4%	12/31/2022	1.38	0	0	1.00%	-38.3%	12/31/2022	1.37	0	0	0.75%	-38.1%
12/31/2021	2.18	339	738	1.25%	12.5%	12/31/2021	2.23	0	0	1.00%	12.8%	12/31/2021	2.22	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	-0.6%	12/31/2025	$2.00	0	$0	0.25%	-0.3%	12/31/2025	$2.04	0	$0	0.00%	-0.1%
12/31/2024	1.97	0	0	0.50%	11.3%	12/31/2024	2.00	0	0	0.25%	11.6%	12/31/2024	2.04	0	0	0.00%	11.9%
12/31/2023	1.77	0	0	0.50%	26.9%	12/31/2023	1.79	0	0	0.25%	27.3%	12/31/2023	1.82	0	0	0.00%	27.6%
12/31/2022	1.39	0	0	0.50%	-38.0%	12/31/2022	1.41	0	0	0.25%	-37.8%	12/31/2022	1.43	0	0	0.00%	-37.7%
12/31/2021	2.24	0	0	0.50%	13.3%	12/31/2021	2.27	0	0	0.25%	13.6%	12/31/2021	2.29	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund A Class - 06-FRY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,815,658
Cost of units redeemed/account charges			(19,775,409)
Net investment income (loss)			891,140
Net realized gain (loss)			68,611
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	10.2%	12/31/2025	$1.38	0	$0	1.00%	10.5%	12/31/2025	$1.41	0	$0	0.75%	10.7%
12/31/2024	1.23	0	0	1.25%	5.8%	12/31/2024	1.25	0	0	1.00%	6.1%	12/31/2024	1.28	0	0	0.75%	6.3%
12/31/2023	1.16	0	0	1.25%	9.4%	12/31/2023	1.18	0	0	1.00%	9.7%	12/31/2023	1.20	0	0	0.75%	10.0%
12/31/2022	1.06	0	0	1.25%	-12.8%	12/31/2022	1.08	0	0	1.00%	-12.6%	12/31/2022	1.09	0	0	0.75%	-12.4%
12/31/2021	1.22	0	0	1.25%	5.5%	12/31/2021	1.23	0	0	1.00%	5.8%	12/31/2021	1.24	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	0.50%	11.0%	12/31/2025	$1.47	0	$0	0.25%	11.3%	12/31/2025	$1.51	0	$0	0.00%	11.6%
12/31/2024	1.30	0	0	0.50%	6.6%	12/31/2024	1.32	0	0	0.25%	6.9%	12/31/2024	1.35	0	0	0.00%	7.1%
12/31/2023	1.22	0	0	0.50%	10.2%	12/31/2023	1.24	0	0	0.25%	10.5%	12/31/2023	1.26	0	0	0.00%	10.8%
12/31/2022	1.11	0	0	0.50%	-12.2%	12/31/2022	1.12	0	0	0.25%	-12.0%	12/31/2022	1.14	0	0	0.00%	-11.7%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.29	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund K Class - 06-FTF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$324,950
Cost of units redeemed/account charges			(351,618)
Net investment income (loss)			14,263
Net realized gain (loss)			12,405
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	1.25%	10.5%	12/31/2025	$1.42	0	$0	1.00%	10.8%	12/31/2025	$1.45	0	$0	0.75%	11.1%
12/31/2024	1.26	0	0	1.25%	6.1%	12/31/2024	1.28	0	0	1.00%	6.4%	12/31/2024	1.30	0	0	0.75%	6.7%
12/31/2023	1.18	0	0	1.25%	9.8%	12/31/2023	1.20	0	0	1.00%	10.0%	12/31/2023	1.22	0	0	0.75%	10.3%
12/31/2022	1.08	0	0	1.25%	-12.6%	12/31/2022	1.09	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.23	0	0	1.25%	5.9%	12/31/2021	1.25	0	0	1.00%	6.2%	12/31/2021	1.26	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	11.4%	12/31/2025	$1.51	0	$0	0.25%	11.6%	12/31/2025	$1.54	0	$0	0.00%	11.9%
12/31/2024	1.33	0	0	0.50%	6.9%	12/31/2024	1.35	0	0	0.25%	7.2%	12/31/2024	1.38	0	0	0.00%	7.5%
12/31/2023	1.24	0	0	0.50%	10.6%	12/31/2023	1.26	0	0	0.25%	10.9%	12/31/2023	1.28	0	0	0.00%	11.1%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.5%
12/31/2021	1.28	0	0	0.50%	6.7%	12/31/2021	1.29	0	0	0.25%	7.0%	12/31/2021	1.31	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,530	$233,111	25,001
Receivables: investments sold	3,734
Payables: investments purchased	-
Net assets	$244,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,264	202,412	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$244,264	202,412

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,840
Mortality & expense charges			(2,508)
Net investment income (loss)			6,332

Gain (loss) on investments:
Net realized gain (loss)			304
Realized gain distributions			1,064
Net change in unrealized appreciation (depreciation)			8,451
Net gain (loss)			9,819

Increase (decrease) in net assets from operations			$16,151

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,332	$2,422
Net realized gain (loss)		304	(446)
Realized gain distributions		1,064	-
Net change in unrealized appreciation (depreciation)		8,451	725

Increase (decrease) in net assets from operations		16,151	2,701

Contract owner transactions:
Proceeds from units sold		170,787	8,055
Cost of units redeemed		(16,530)	(18,179)
Account charges		(108)	(104)
Increase (decrease)		154,149	(10,228)
Net increase (decrease)		170,300	(7,527)
Net assets, beginning		73,964	81,491
Net assets, ending		$244,264	$73,964

Units sold		150,726	7,266
Units redeemed		(13,890)	(16,631)
Net increase (decrease)		136,836	(9,365)
Units outstanding, beginning		65,576	74,941
Units outstanding, ending		202,412	65,576

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,727,923
Cost of units redeemed/account charges			(31,024,414)
Net investment income (loss)			519,718
Net realized gain (loss)			(18,490)
Realized gain distributions			32,108
Net change in unrealized appreciation (depreciation)			7,419
Net assets			$244,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	202	$244	1.25%	7.0%	12/31/2025	$1.23	0	$0	1.00%	7.3%	12/31/2025	$1.26	0	$0	0.75%	7.5%
12/31/2024	1.13	66	74	1.25%	3.7%	12/31/2024	1.15	0	0	1.00%	4.0%	12/31/2024	1.17	0	0	0.75%	4.2%
12/31/2023	1.09	75	81	1.25%	5.7%	12/31/2023	1.11	0	0	1.00%	5.9%	12/31/2023	1.12	0	0	0.75%	6.2%
12/31/2022	1.03	108	111	1.25%	-7.1%	12/31/2022	1.04	0	0	1.00%	-6.8%	12/31/2022	1.06	0	0	0.75%	-6.6%
12/31/2021	1.11	891	986	1.25%	-0.6%	12/31/2021	1.12	0	0	1.00%	-0.3%	12/31/2021	1.13	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	7.8%	12/31/2025	$1.31	0	$0	0.25%	8.1%	12/31/2025	$1.34	0	$0	0.00%	8.3%
12/31/2024	1.19	0	0	0.50%	4.5%	12/31/2024	1.22	0	0	0.25%	4.8%	12/31/2024	1.24	0	0	0.00%	5.0%
12/31/2023	1.14	0	0	0.50%	6.5%	12/31/2023	1.16	0	0	0.25%	6.7%	12/31/2023	1.18	0	0	0.00%	7.0%
12/31/2022	1.07	0	0	0.50%	-6.4%	12/31/2022	1.09	0	0	0.25%	-6.1%	12/31/2022	1.10	0	0	0.00%	-5.9%
12/31/2021	1.15	0	0	0.50%	0.2%	12/31/2021	1.16	0	0	0.25%	0.4%	12/31/2021	1.17	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	4.3%
2023	3.8%
2022	0.9%
2021	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$524,767	$509,507	54,327
Receivables: investments sold	6,634
Payables: investments purchased	-
Net assets	$531,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$531,401	426,495	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$531,401	426,495

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,414
Mortality & expense charges			(5,333)
Net investment income (loss)			15,081

Gain (loss) on investments:
Net realized gain (loss)			367
Realized gain distributions			2,315
Net change in unrealized appreciation (depreciation)			12,676
Net gain (loss)			15,358

Increase (decrease) in net assets from operations			$30,439

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,081	$268,057
Net realized gain (loss)		367	(703,726)
Realized gain distributions		2,315	-
Net change in unrealized appreciation (depreciation)		12,676	687,639

Increase (decrease) in net assets from operations		30,439	251,970

Contract owner transactions:
Proceeds from units sold		171,130	2,335,837
Cost of units redeemed		(12,323)	(15,668,334)
Account charges		(999)	(23,400)
Increase (decrease)		157,808	(13,355,897)
Net increase (decrease)		188,247	(13,103,927)
Net assets, beginning		343,154	13,447,081
Net assets, ending		$531,401	$343,154

Units sold		142,039	2,311,211
Units redeemed		(11,232)	(14,075,739)
Net increase (decrease)		130,807	(11,764,528)
Units outstanding, beginning		295,688	12,060,216
Units outstanding, ending		426,495	295,688

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,661,532
Cost of units redeemed/account charges			(25,236,603)
Net investment income (loss)			966,551
Net realized gain (loss)			(1,100,962)
Realized gain distributions			225,623
Net change in unrealized appreciation (depreciation)			15,260
Net assets			$531,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	426	$531	1.25%	7.4%	12/31/2025	$1.27	0	$0	1.00%	7.6%	12/31/2025	$1.30	0	$0	0.75%	7.9%
12/31/2024	1.16	296	343	1.25%	4.1%	12/31/2024	1.18	0	0	1.00%	4.3%	12/31/2024	1.21	0	0	0.75%	4.6%
12/31/2023	1.11	12,060	13,447	1.25%	6.0%	12/31/2023	1.13	0	0	1.00%	6.3%	12/31/2023	1.15	0	0	0.75%	6.6%
12/31/2022	1.05	11,133	11,707	1.25%	-6.7%	12/31/2022	1.07	0	0	1.00%	-6.5%	12/31/2022	1.08	0	0	0.75%	-6.3%
12/31/2021	1.13	13,028	14,687	1.25%	-0.2%	12/31/2021	1.14	0	0	1.00%	0.0%	12/31/2021	1.15	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	8.2%	12/31/2025	$1.36	0	$0	0.25%	8.4%	12/31/2025	$1.39	0	$0	0.00%	8.7%
12/31/2024	1.23	0	0	0.50%	4.9%	12/31/2024	1.25	0	0	0.25%	5.1%	12/31/2024	1.27	0	0	0.00%	5.4%
12/31/2023	1.17	0	0	0.50%	6.8%	12/31/2023	1.19	0	0	0.25%	7.1%	12/31/2023	1.21	0	0	0.00%	7.4%
12/31/2022	1.10	0	0	0.50%	-6.0%	12/31/2022	1.11	0	0	0.25%	-5.8%	12/31/2022	1.13	0	0	0.00%	-5.6%
12/31/2021	1.17	0	0	0.50%	0.5%	12/31/2021	1.18	0	0	0.25%	0.8%	12/31/2021	1.19	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	5.3%
2023	4.5%
2022	2.8%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,682	$300,201	14,899
Receivables: investments sold	1,031
Payables: investments purchased	-
Net assets	$367,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,713	66,419	$5.54
Band 100	-	-	5.77
Band 75	-	-	6.02
Band 50	-	-	6.27
Band 25	-	-	6.54
Band 0	-	-	6.82
Total	$367,713	66,419

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$403
Mortality & expense charges			(4,234)
Net investment income (loss)			(3,831)

Gain (loss) on investments:
Net realized gain (loss)			17,409
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,840
Net gain (loss)			54,249

Increase (decrease) in net assets from operations			$50,418

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,831)	$(3,275)
Net realized gain (loss)		17,409	(473)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,840	43,137

Increase (decrease) in net assets from operations		50,418	39,389

Contract owner transactions:
Proceeds from units sold		50,289	180,428
Cost of units redeemed		(134,546)	(69,740)
Account charges		(352)	(481)
Increase (decrease)		(84,609)	110,207
Net increase (decrease)		(34,191)	149,596
Net assets, beginning		401,904	252,308
Net assets, ending		$367,713	$401,904

Units sold		10,495	39,729
Units redeemed		(26,693)	(15,537)
Net increase (decrease)		(16,198)	24,192
Units outstanding, beginning		82,617	58,425
Units outstanding, ending		66,419	82,617

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,116,196
Cost of units redeemed/account charges			(5,457,188)
Net investment income (loss)			(64,533)
Net realized gain (loss)			77,628
Realized gain distributions			629,129
Net change in unrealized appreciation (depreciation)			66,481
Net assets			$367,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.54	66	$368	1.25%	13.8%	12/31/2025	$5.77	0	$0	1.00%	14.1%	12/31/2025	$6.02	0	$0	0.75%	14.4%
12/31/2024	4.86	83	402	1.25%	12.6%	12/31/2024	5.06	0	0	1.00%	12.9%	12/31/2024	5.26	0	0	0.75%	13.2%
12/31/2023	4.32	58	252	1.25%	17.3%	12/31/2023	4.48	0	0	1.00%	17.6%	12/31/2023	4.65	0	0	0.75%	17.8%
12/31/2022	3.68	62	229	1.25%	-25.9%	12/31/2022	3.81	0	0	1.00%	-25.7%	12/31/2022	3.94	0	0	0.75%	-25.5%
12/31/2021	4.97	46	231	1.25%	2.3%	12/31/2021	5.13	0	0	1.00%	2.5%	12/31/2021	5.29	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.27	0	$0	0.50%	14.7%	12/31/2025	$6.54	0	$0	0.25%	14.9%	12/31/2025	$6.82	0	$0	0.00%	15.2%
12/31/2024	5.47	0	0	0.50%	13.5%	12/31/2024	5.69	0	0	0.25%	13.8%	12/31/2024	5.92	0	0	0.00%	14.1%
12/31/2023	4.82	0	0	0.50%	18.1%	12/31/2023	5.00	0	0	0.25%	18.4%	12/31/2023	5.19	0	0	0.00%	18.7%
12/31/2022	4.08	0	0	0.50%	-25.3%	12/31/2022	4.22	0	0	0.25%	-25.1%	12/31/2022	4.37	0	0	0.00%	-24.9%
12/31/2021	5.46	0	0	0.50%	3.0%	12/31/2021	5.64	0	0	0.25%	3.3%	12/31/2021	5.82	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.3%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio K Class - 06-33K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,413,781	$5,419,902	750,255
Receivables: investments sold	11,547
Payables: investments purchased	-
Net assets	$5,425,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,425,328	3,882,511	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$5,425,328	3,882,511

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$334,791
Mortality & expense charges			(61,134)
Net investment income (loss)			273,657

Gain (loss) on investments:
Net realized gain (loss)			(9,052)
Realized gain distributions			19,844
Net change in unrealized appreciation (depreciation)			95,114
Net gain (loss)			105,906

Increase (decrease) in net assets from operations			$379,563

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$273,657	$256,805
Net realized gain (loss)		(9,052)	(13,847)
Realized gain distributions		19,844	18,120
Net change in unrealized appreciation (depreciation)		95,114	49,262

Increase (decrease) in net assets from operations		379,563	310,340

Contract owner transactions:
Proceeds from units sold		4,804,385	4,806,772
Cost of units redeemed		(4,329,616)	(4,637,426)
Account charges		(8,951)	(8,582)
Increase (decrease)		465,818	160,764
Net increase (decrease)		845,381	471,104
Net assets, beginning		4,579,947	4,108,843
Net assets, ending		$5,425,328	$4,579,947

Units sold		3,611,280	3,908,775
Units redeemed		(3,285,833)	(3,779,206)
Net increase (decrease)		325,447	129,569
Units outstanding, beginning		3,557,064	3,427,495
Units outstanding, ending		3,882,511	3,557,064

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,473,657
Cost of units redeemed/account charges			(17,949,072)
Net investment income (loss)			1,010,738
Net realized gain (loss)			(153,873)
Realized gain distributions			49,999
Net change in unrealized appreciation (depreciation)			(6,121)
Net assets			$5,425,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	3,883	$5,425	1.25%	8.5%	12/31/2025	$1.43	0	$0	1.00%	8.8%	12/31/2025	$1.45	0	$0	0.75%	9.1%
12/31/2024	1.29	3,557	4,580	1.25%	7.4%	12/31/2024	1.31	0	0	1.00%	7.7%	12/31/2024	1.33	0	0	0.75%	7.9%
12/31/2023	1.20	3,427	4,109	1.25%	12.3%	12/31/2023	1.22	0	0	1.00%	12.6%	12/31/2023	1.23	0	0	0.75%	12.9%
12/31/2022	1.07	2,873	3,067	1.25%	-11.5%	12/31/2022	1.08	0	0	1.00%	-11.2%	12/31/2022	1.09	0	0	0.75%	-11.0%
12/31/2021	1.21	2,408	2,903	1.25%	4.5%	12/31/2021	1.22	0	0	1.00%	4.8%	12/31/2021	1.23	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	9.3%	12/31/2025	$1.51	0	$0	0.25%	9.6%	12/31/2025	$1.54	0	$0	0.00%	9.9%
12/31/2024	1.36	0	0	0.50%	8.2%	12/31/2024	1.38	0	0	0.25%	8.5%	12/31/2024	1.40	0	0	0.00%	8.8%
12/31/2023	1.25	0	0	0.50%	13.1%	12/31/2023	1.27	0	0	0.25%	13.4%	12/31/2023	1.29	0	0	0.00%	13.7%
12/31/2022	1.11	0	0	0.50%	-10.8%	12/31/2022	1.12	0	0	0.25%	-10.6%	12/31/2022	1.13	0	0	0.00%	-10.4%
12/31/2021	1.24	0	0	0.50%	5.3%	12/31/2021	1.25	0	0	0.25%	5.6%	12/31/2021	1.27	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.7%
2024	7.2%
2023	6.7%
2022	5.5%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Inflation Protected Bond Fund K Class - 06-3N3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$864,035	$857,487	90,618
Receivables: investments sold	12,347
Payables: investments purchased	-
Net assets	$876,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$876,382	738,045	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$876,382	738,045

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,803
Mortality & expense charges			(9,328)
Net investment income (loss)			24,475

Gain (loss) on investments:
Net realized gain (loss)			833
Realized gain distributions			1,528
Net change in unrealized appreciation (depreciation)			8,930
Net gain (loss)			11,291

Increase (decrease) in net assets from operations			$35,766

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,475	$3,985
Net realized gain (loss)		833	(110)
Realized gain distributions		1,528	-
Net change in unrealized appreciation (depreciation)		8,930	(3,362)

Increase (decrease) in net assets from operations		35,766	513

Contract owner transactions:
Proceeds from units sold		817,373	57,631
Cost of units redeemed		(149,070)	(48,458)
Account charges		(378)	(44)
Increase (decrease)		667,925	9,129
Net increase (decrease)		703,691	9,642
Net assets, beginning		172,691	163,049
Net assets, ending		$876,382	$172,691

Units sold		714,830	50,828
Units redeemed		(130,855)	(43,117)
Net increase (decrease)		583,975	7,711
Units outstanding, beginning		154,070	146,359
Units outstanding, ending		738,045	154,070

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,107,429
Cost of units redeemed/account charges			(270,037)
Net investment income (loss)			31,318
Net realized gain (loss)			(679)
Realized gain distributions			1,803
Net change in unrealized appreciation (depreciation)			6,548
Net assets			$876,382

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	738	$876	1.25%	5.9%	12/31/2025	$1.21	0	$0	1.00%	6.2%	12/31/2025	$1.23	0	$0	0.75%	6.5%
12/31/2024	1.12	154	173	1.25%	0.6%	12/31/2024	1.14	0	0	1.00%	0.9%	12/31/2024	1.16	0	0	0.75%	1.1%
12/31/2023	1.11	146	163	1.25%	2.5%	12/31/2023	1.13	0	0	1.00%	2.7%	12/31/2023	1.14	0	0	0.75%	3.0%
12/31/2022	1.09	35	38	1.25%	-12.6%	12/31/2022	1.10	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.24	13	16	1.25%	4.6%	12/31/2021	1.25	0	0	1.00%	4.8%	12/31/2021	1.26	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	6.7%	12/31/2025	$1.28	0	$0	0.25%	7.0%	12/31/2025	$1.30	0	$0	0.00%	7.3%
12/31/2024	1.17	0	0	0.50%	1.4%	12/31/2024	1.19	0	0	0.25%	1.6%	12/31/2024	1.21	0	0	0.00%	1.9%
12/31/2023	1.16	0	0	0.50%	3.2%	12/31/2023	1.17	0	0	0.25%	3.5%	12/31/2023	1.19	0	0	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-11.9%	12/31/2022	1.13	0	0	0.25%	-11.7%	12/31/2022	1.14	0	0	0.00%	-11.5%
12/31/2021	1.27	0	0	0.50%	5.3%	12/31/2021	1.28	0	0	0.25%	5.6%	12/31/2021	1.29	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	3.6%
2023	2.2%
2022	4.6%
2021	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares S&P 500 Index Fund K Class - 06-3G4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,725,868	$9,369,853	15,922
Receivables: investments sold	-
Payables: investments purchased	(47,665)
Net assets	$12,678,203

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,678,203	5,121,012	$2.48
Band 100	-	-	2.52
Band 75	-	-	2.57
Band 50	-	-	2.62
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$12,678,203	5,121,012

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$162,648
Mortality & expense charges			(169,429)
Net investment income (loss)			(6,781)

Gain (loss) on investments:
Net realized gain (loss)			1,543,352
Realized gain distributions			77,070
Net change in unrealized appreciation (depreciation)			509,413
Net gain (loss)			2,129,835

Increase (decrease) in net assets from operations			$2,123,054

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,781)	$21,391
Net realized gain (loss)		1,543,352	604,611
Realized gain distributions		77,070	22,854
Net change in unrealized appreciation (depreciation)		509,413	1,689,761

Increase (decrease) in net assets from operations		2,123,054	2,338,617

Contract owner transactions:
Proceeds from units sold		2,689,760	10,588,894
Cost of units redeemed		(6,312,296)	(7,657,135)
Account charges		(7,522)	(15,826)
Increase (decrease)		(3,630,058)	2,915,933
Net increase (decrease)		(1,507,004)	5,254,550
Net assets, beginning		14,185,207	8,930,657
Net assets, ending		$12,678,203	$14,185,207

Units sold		1,222,467	5,556,875
Units redeemed		(2,769,031)	(4,068,632)
Net increase (decrease)		(1,546,564)	1,488,243
Units outstanding, beginning		6,667,576	5,179,333
Units outstanding, ending		5,121,012	6,667,576

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,340,049
Cost of units redeemed/account charges			(25,878,208)
Net investment income (loss)			120,378
Net realized gain (loss)			3,564,254
Realized gain distributions			175,715
Net change in unrealized appreciation (depreciation)			3,356,015
Net assets			$12,678,203

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.48	5,121	$12,678	1.25%	16.4%	12/31/2025	$2.52	0	$0	1.00%	16.7%	12/31/2025	$2.57	0	$0	0.75%	17.0%
12/31/2024	2.13	6,668	14,185	1.25%	23.4%	12/31/2024	2.16	0	0	1.00%	23.7%	12/31/2024	2.20	0	0	0.75%	24.0%
12/31/2023	1.72	5,179	8,931	1.25%	24.7%	12/31/2023	1.75	0	0	1.00%	25.0%	12/31/2023	1.77	0	0	0.75%	25.3%
12/31/2022	1.38	4,749	6,568	1.25%	-19.1%	12/31/2022	1.40	0	0	1.00%	-18.9%	12/31/2022	1.41	0	0	0.75%	-18.7%
12/31/2021	1.71	4,435	7,585	1.25%	27.0%	12/31/2021	1.73	0	0	1.00%	27.4%	12/31/2021	1.74	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	0	$0	0.50%	17.2%	12/31/2025	$2.67	0	$0	0.25%	17.5%	12/31/2025	$2.72	0	$0	0.00%	17.8%
12/31/2024	2.23	0	0	0.50%	24.3%	12/31/2024	2.27	0	0	0.25%	24.6%	12/31/2024	2.31	0	0	0.00%	24.9%
12/31/2023	1.80	0	0	0.50%	25.6%	12/31/2023	1.82	0	0	0.25%	25.9%	12/31/2023	1.85	0	0	0.00%	26.2%
12/31/2022	1.43	0	0	0.50%	-18.5%	12/31/2022	1.45	0	0	0.25%	-18.3%	12/31/2022	1.46	0	0	0.00%	-18.1%
12/31/2021	1.76	0	0	0.50%	28.0%	12/31/2021	1.77	0	0	0.25%	28.3%	12/31/2021	1.79	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	1.6%
2022	1.5%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell Mid-Cap Index Fund K Class - 06-3GM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,802,441	$1,665,422	116,622
Receivables: investments sold	4,046
Payables: investments purchased	-
Net assets	$1,806,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,806,487	995,892	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.99
Total	$1,806,487	995,892

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,911
Mortality & expense charges			(20,944)
Net investment income (loss)			5,967

Gain (loss) on investments:
Net realized gain (loss)			16,675
Realized gain distributions			74,606
Net change in unrealized appreciation (depreciation)			50,962
Net gain (loss)			142,243

Increase (decrease) in net assets from operations			$148,210

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,967	$6,822
Net realized gain (loss)		16,675	7,703
Realized gain distributions		74,606	70,359
Net change in unrealized appreciation (depreciation)		50,962	65,542

Increase (decrease) in net assets from operations		148,210	150,426

Contract owner transactions:
Proceeds from units sold		314,541	1,697,437
Cost of units redeemed		(165,409)	(856,686)
Account charges		(654)	(494)
Increase (decrease)		148,478	840,257
Net increase (decrease)		296,688	990,683
Net assets, beginning		1,509,799	519,116
Net assets, ending		$1,806,487	$1,509,799

Units sold		183,091	1,114,027
Units redeemed		(95,370)	(561,434)
Net increase (decrease)		87,721	552,593
Units outstanding, beginning		908,171	355,578
Units outstanding, ending		995,892	908,171

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,837,561
Cost of units redeemed/account charges			(1,396,517)
Net investment income (loss)			22,343
Net realized gain (loss)			28,612
Realized gain distributions			177,469
Net change in unrealized appreciation (depreciation)			137,019
Net assets			$1,806,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	996	$1,806	1.25%	9.1%	12/31/2025	$1.85	0	$0	1.00%	9.4%	12/31/2025	$1.88	0	$0	0.75%	9.7%
12/31/2024	1.66	908	1,510	1.25%	13.9%	12/31/2024	1.69	0	0	1.00%	14.2%	12/31/2024	1.72	0	0	0.75%	14.4%
12/31/2023	1.46	356	519	1.25%	15.8%	12/31/2023	1.48	0	0	1.00%	16.1%	12/31/2023	1.50	0	0	0.75%	16.4%
12/31/2022	1.26	350	441	1.25%	-18.3%	12/31/2022	1.27	0	0	1.00%	-18.1%	12/31/2022	1.29	0	0	0.75%	-17.9%
12/31/2021	1.54	309	477	1.25%	21.1%	12/31/2021	1.56	0	0	1.00%	21.4%	12/31/2021	1.57	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	9.9%	12/31/2025	$1.95	0	$0	0.25%	10.2%	12/31/2025	$1.99	0	$0	0.00%	10.5%
12/31/2024	1.74	0	0	0.50%	14.7%	12/31/2024	1.77	0	0	0.25%	15.0%	12/31/2024	1.80	0	0	0.00%	15.3%
12/31/2023	1.52	0	0	0.50%	16.7%	12/31/2023	1.54	0	0	0.25%	17.0%	12/31/2023	1.56	0	0	0.00%	17.3%
12/31/2022	1.30	0	0	0.50%	-17.7%	12/31/2022	1.32	0	0	0.25%	-17.4%	12/31/2022	1.33	0	0	0.00%	-17.2%
12/31/2021	1.58	0	0	0.50%	22.0%	12/31/2021	1.60	0	0	0.25%	22.3%	12/31/2021	1.61	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	1.6%
2022	1.6%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,159,635	$1,022,611	46,651
Receivables: investments sold	90,156
Payables: investments purchased	-
Net assets	$1,249,791

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,249,791	844,556	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$1,249,791	844,556

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,973
Mortality & expense charges			(16,861)
Net investment income (loss)			(1,888)

Gain (loss) on investments:
Net realized gain (loss)			75,118
Realized gain distributions			20,872
Net change in unrealized appreciation (depreciation)			44,774
Net gain (loss)			140,764

Increase (decrease) in net assets from operations			$138,876

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,888)	$12,508
Net realized gain (loss)		75,118	26,814
Realized gain distributions		20,872	41,691
Net change in unrealized appreciation (depreciation)		44,774	46,811

Increase (decrease) in net assets from operations		138,876	127,824

Contract owner transactions:
Proceeds from units sold		402,322	1,025,575
Cost of units redeemed		(816,834)	(656,830)
Account charges		(1,522)	(2,192)
Increase (decrease)		(416,034)	366,553
Net increase (decrease)		(277,158)	494,377
Net assets, beginning		1,526,949	1,032,572
Net assets, ending		$1,249,791	$1,526,949

Units sold		293,697	828,694
Units redeemed		(598,871)	(534,810)
Net increase (decrease)		(305,174)	293,884
Units outstanding, beginning		1,149,730	855,846
Units outstanding, ending		844,556	1,149,730

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,298,986
Cost of units redeemed/account charges			(2,485,535)
Net investment income (loss)			19,357
Net realized gain (loss)			139,522
Realized gain distributions			140,437
Net change in unrealized appreciation (depreciation)			137,024
Net assets			$1,249,791

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	845	$1,250	1.25%	11.4%	12/31/2025	$1.51	0	$0	1.00%	11.7%	12/31/2025	$1.54	0	$0	0.75%	12.0%
12/31/2024	1.33	1,150	1,527	1.25%	10.1%	12/31/2024	1.35	0	0	1.00%	10.4%	12/31/2024	1.37	0	0	0.75%	10.6%
12/31/2023	1.21	856	1,033	1.25%	15.5%	12/31/2023	1.22	0	0	1.00%	15.8%	12/31/2023	1.24	0	0	0.75%	16.1%
12/31/2022	1.04	737	770	1.25%	-21.3%	12/31/2022	1.06	0	0	1.00%	-21.1%	12/31/2022	1.07	0	0	0.75%	-20.9%
12/31/2021	1.33	727	966	1.25%	13.4%	12/31/2021	1.34	0	0	1.00%	13.6%	12/31/2021	1.35	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	12.3%	12/31/2025	$1.59	0	$0	0.25%	12.5%	12/31/2025	$1.62	0	$0	0.00%	12.8%
12/31/2024	1.39	0	0	0.50%	10.9%	12/31/2024	1.42	0	0	0.25%	11.2%	12/31/2024	1.44	0	0	0.00%	11.5%
12/31/2023	1.26	0	0	0.50%	16.4%	12/31/2023	1.27	0	0	0.25%	16.7%	12/31/2023	1.29	0	0	0.00%	16.9%
12/31/2022	1.08	0	0	0.50%	-20.7%	12/31/2022	1.09	0	0	0.25%	-20.5%	12/31/2022	1.10	0	0	0.00%	-20.3%
12/31/2021	1.36	0	0	0.50%	14.2%	12/31/2021	1.37	0	0	0.25%	14.5%	12/31/2021	1.39	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	2.2%
2023	1.7%
2022	1.3%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI EAFE International Index Fund K Class - 06-3VK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,762,114	$2,369,021	140,759
Receivables: investments sold	-
Payables: investments purchased	(34,195)
Net assets	$2,727,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,727,919	1,583,159	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$2,727,919	1,583,159

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$99,438
Mortality & expense charges			(37,621)
Net investment income (loss)			61,817

Gain (loss) on investments:
Net realized gain (loss)			178,276
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			596,475
Net gain (loss)			774,751

Increase (decrease) in net assets from operations			$836,568

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,817	$83,246
Net realized gain (loss)		178,276	21,936
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		596,475	(254,853)

Increase (decrease) in net assets from operations		836,568	(149,671)

Contract owner transactions:
Proceeds from units sold		573,235	3,301,645
Cost of units redeemed		(2,016,102)	(401,831)
Account charges		(12,772)	(9,388)
Increase (decrease)		(1,455,639)	2,890,426
Net increase (decrease)		(619,071)	2,740,755
Net assets, beginning		3,346,990	606,235
Net assets, ending		$2,727,919	$3,346,990

Units sold		375,358	2,359,126
Units redeemed		(1,319,141)	(301,044)
Net increase (decrease)		(943,783)	2,058,082
Units outstanding, beginning		2,526,942	468,860
Units outstanding, ending		1,583,159	2,526,942

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,008,567
Cost of units redeemed/account charges			(3,040,340)
Net investment income (loss)			168,637
Net realized gain (loss)			197,962
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			393,093
Net assets			$2,727,919

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	1,583	$2,728	1.25%	30.1%	12/31/2025	$1.75	0	$0	1.00%	30.4%	12/31/2025	$1.78	0	$0	0.75%	30.7%
12/31/2024	1.32	2,527	3,347	1.25%	2.4%	12/31/2024	1.34	0	0	1.00%	2.7%	12/31/2024	1.36	0	0	0.75%	3.0%
12/31/2023	1.29	469	606	1.25%	16.9%	12/31/2023	1.31	0	0	1.00%	17.2%	12/31/2023	1.32	0	0	0.75%	17.5%
12/31/2022	1.11	271	300	1.25%	-15.1%	12/31/2022	1.12	0	0	1.00%	-14.9%	12/31/2022	1.13	0	0	0.75%	-14.7%
12/31/2021	1.30	150	195	1.25%	9.9%	12/31/2021	1.31	0	0	1.00%	10.2%	12/31/2021	1.32	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	0.50%	31.1%	12/31/2025	$1.85	0	$0	0.25%	31.4%	12/31/2025	$1.88	0	$0	0.00%	31.7%
12/31/2024	1.38	0	0	0.50%	3.2%	12/31/2024	1.40	0	0	0.25%	3.5%	12/31/2024	1.43	0	0	0.00%	3.7%
12/31/2023	1.34	0	0	0.50%	17.8%	12/31/2023	1.36	0	0	0.25%	18.0%	12/31/2023	1.37	0	0	0.00%	18.3%
12/31/2022	1.14	0	0	0.50%	-14.5%	12/31/2022	1.15	0	0	0.25%	-14.3%	12/31/2022	1.16	0	0	0.00%	-14.1%
12/31/2021	1.33	0	0	0.50%	10.8%	12/31/2021	1.34	0	0	0.25%	11.1%	12/31/2021	1.35	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	5.3%
2023	3.9%
2022	3.3%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Total U.S. Stock Market Index Fund K Class - 06-3XR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,534	$10,036	371
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$11,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,532	4,788	$2.41
Band 100	-	-	2.45
Band 75	-	-	2.49
Band 50	-	-	2.53
Band 25	-	-	2.57
Band 0	-	-	2.62
Total	$11,532	4,788

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$111
Mortality & expense charges			(110)
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			119
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,075
Net gain (loss)			1,194

Increase (decrease) in net assets from operations			$1,195

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$20
Net realized gain (loss)		119	2
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,075	423

Increase (decrease) in net assets from operations		1,195	445

Contract owner transactions:
Proceeds from units sold		4,251	7,500
Cost of units redeemed		(1,851)	-
Account charges		(5)	(3)
Increase (decrease)		2,395	7,497
Net increase (decrease)		3,590	7,942
Net assets, beginning		7,942	-
Net assets, ending		$11,532	$7,942

Units sold		1,862	3,815
Units redeemed		(888)	(1)
Net increase (decrease)		974	3,814
Units outstanding, beginning		3,814	-
Units outstanding, ending		4,788	3,814

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,751
Cost of units redeemed/account charges			(1,859)
Net investment income (loss)			21
Net realized gain (loss)			121
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,498
Net assets			$11,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	5	$12	1.25%	15.7%	12/31/2025	$2.45	0	$0	1.00%	15.9%	12/31/2025	$2.49	0	$0	0.75%	16.2%
12/31/2024	2.08	4	8	1.25%	22.3%	12/31/2024	2.11	0	0	1.00%	22.6%	12/31/2024	2.14	0	0	0.75%	22.9%
12/31/2023	1.70	0	0	1.25%	24.5%	12/31/2023	1.72	0	0	1.00%	24.8%	12/31/2023	1.74	0	0	0.75%	25.1%
12/31/2022	1.37	0	0	1.25%	-20.1%	12/31/2022	1.38	0	0	1.00%	-19.9%	12/31/2022	1.39	0	0	0.75%	-19.7%
12/31/2021	1.71	0	0	1.25%	24.0%	12/31/2021	1.72	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	16.5%	12/31/2025	$2.57	0	$0	0.25%	16.8%	12/31/2025	$2.62	0	$0	0.00%	17.1%
12/31/2024	2.17	0	0	0.50%	23.2%	12/31/2024	2.20	0	0	0.25%	23.5%	12/31/2024	2.23	0	0	0.00%	23.8%
12/31/2023	1.76	0	0	0.50%	25.4%	12/31/2023	1.78	0	0	0.25%	25.7%	12/31/2023	1.80	0	0	0.00%	26.0%
12/31/2022	1.41	0	0	0.50%	-19.5%	12/31/2022	1.42	0	0	0.25%	-19.3%	12/31/2022	1.43	0	0	0.00%	-19.1%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.76	0	0	0.25%	25.3%	12/31/2021	1.77	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$197,225	$194,422	21,805
Receivables: investments sold	2,950
Payables: investments purchased	-
Net assets	$200,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,175	192,171	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$200,175	192,171

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,544
Mortality & expense charges			(3,117)
Net investment income (loss)			6,427

Gain (loss) on investments:
Net realized gain (loss)			1,328
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,228
Net gain (loss)			8,556

Increase (decrease) in net assets from operations			$14,983

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,427	$5,855
Net realized gain (loss)		1,328	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,228	(5,139)

Increase (decrease) in net assets from operations		14,983	712

Contract owner transactions:
Proceeds from units sold		44,776	69,500
Cost of units redeemed		(133,005)	(6,544)
Account charges		(42)	(39)
Increase (decrease)		(88,271)	62,917
Net increase (decrease)		(73,288)	63,629
Net assets, beginning		273,463	209,834
Net assets, ending		$200,175	$273,463

Units sold		43,905	70,961
Units redeemed		(129,584)	(6,605)
Net increase (decrease)		(85,679)	64,356
Units outstanding, beginning		277,850	213,494
Units outstanding, ending		192,171	277,850

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$377,701
Cost of units redeemed/account charges			(196,042)
Net investment income (loss)			15,842
Net realized gain (loss)			(193)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			2,803
Net assets			$200,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	192	$200	1.25%	5.8%	12/31/2025	$1.06	0	$0	1.00%	6.1%	12/31/2025	$1.08	0	$0	0.75%	6.4%
12/31/2024	0.98	278	273	1.25%	0.1%	12/31/2024	1.00	0	0	1.00%	0.4%	12/31/2024	1.01	0	0	0.75%	0.6%
12/31/2023	0.98	213	210	1.25%	4.3%	12/31/2023	0.99	0	0	1.00%	4.6%	12/31/2023	1.01	0	0	0.75%	4.8%
12/31/2022	0.94	104	98	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.96	0	0	0.75%	-13.7%
12/31/2021	1.10	15	16	1.25%	-3.0%	12/31/2021	1.11	0	0	1.00%	-2.8%	12/31/2021	1.11	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	6.6%	12/31/2025	$1.12	0	$0	0.25%	6.9%	12/31/2025	$1.13	0	$0	0.00%	7.2%
12/31/2024	1.03	0	0	0.50%	0.9%	12/31/2024	1.04	0	0	0.25%	1.1%	12/31/2024	1.06	0	0	0.00%	1.4%
12/31/2023	1.02	0	0	0.50%	5.1%	12/31/2023	1.03	0	0	0.25%	5.3%	12/31/2023	1.04	0	0	0.00%	5.6%
12/31/2022	0.97	0	0	0.50%	-13.5%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	0.99	0	0	0.00%	-13.0%
12/31/2021	1.12	0	0	0.50%	-2.3%	12/31/2021	1.13	0	0	0.25%	-2.0%	12/31/2021	1.14	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	3.7%
2023	3.0%
2022	1.8%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 1000LgCp Idx K Class - 06-46P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$455,527	$320,870	10,650
Receivables: investments sold	-
Payables: investments purchased	(769)
Net assets	$454,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$454,758	194,587	$2.34
Band 100	-	-	2.37
Band 75	-	-	2.41
Band 50	-	-	2.45
Band 25	-	-	2.49
Band 0	-	-	2.53
Total	$454,758	194,587

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,474
Mortality & expense charges			(5,573)
Net investment income (loss)			(99)

Gain (loss) on investments:
Net realized gain (loss)			27,759
Realized gain distributions			7,737
Net change in unrealized appreciation (depreciation)			32,549
Net gain (loss)			68,045

Increase (decrease) in net assets from operations			$67,946

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(99)	$(22)
Net realized gain (loss)		27,759	34,475
Realized gain distributions		7,737	797
Net change in unrealized appreciation (depreciation)		32,549	67,768

Increase (decrease) in net assets from operations		67,946	103,018

Contract owner transactions:
Proceeds from units sold		35,301	36,111
Cost of units redeemed		(91,957)	(176,642)
Account charges		(955)	(684)
Increase (decrease)		(57,611)	(141,215)
Net increase (decrease)		10,335	(38,197)
Net assets, beginning		444,423	482,620
Net assets, ending		$454,758	$444,423

Units sold		17,222	19,369
Units redeemed		(42,877)	(93,048)
Net increase (decrease)		(25,655)	(73,679)
Units outstanding, beginning		220,242	293,921
Units outstanding, ending		194,587	220,242

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$688,529
Cost of units redeemed/account charges			(475,744)
Net investment income (loss)			1,780
Net realized gain (loss)			96,088
Realized gain distributions			9,448
Net change in unrealized appreciation (depreciation)			134,657
Net assets			$454,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	195	$455	1.25%	15.8%	12/31/2025	$2.37	0	$0	1.00%	16.1%	12/31/2025	$2.41	0	$0	0.75%	16.4%
12/31/2024	2.02	220	444	1.25%	22.9%	12/31/2024	2.04	0	0	1.00%	23.2%	12/31/2024	2.07	0	0	0.75%	23.5%
12/31/2023	1.64	294	483	1.25%	24.9%	12/31/2023	1.66	0	0	1.00%	25.2%	12/31/2023	1.68	0	0	0.75%	25.5%
12/31/2022	1.31	47	62	1.25%	-20.1%	12/31/2022	1.33	0	0	1.00%	-19.9%	12/31/2022	1.34	0	0	0.75%	-19.7%
12/31/2021	1.65	66	109	1.25%	24.8%	12/31/2021	1.66	0	0	1.00%	25.1%	12/31/2021	1.67	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	16.7%	12/31/2025	$2.49	0	$0	0.25%	17.0%	12/31/2025	$2.53	0	$0	0.00%	17.3%
12/31/2024	2.10	0	0	0.50%	23.8%	12/31/2024	2.13	0	0	0.25%	24.1%	12/31/2024	2.16	0	0	0.00%	24.4%
12/31/2023	1.70	0	0	0.50%	25.8%	12/31/2023	1.71	0	0	0.25%	26.2%	12/31/2023	1.73	0	0	0.00%	26.5%
12/31/2022	1.35	0	0	0.50%	-19.5%	12/31/2022	1.36	0	0	0.25%	-19.3%	12/31/2022	1.37	0	0	0.00%	-19.1%
12/31/2021	1.67	0	0	0.50%	25.7%	12/31/2021	1.68	0	0	0.25%	26.1%	12/31/2021	1.69	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.5%
2022	0.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advg Small Cap Gr K Class - 06-46J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39	$26	1
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$40

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40	24	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$40	24

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			10

Increase (decrease) in net assets from operations			$10

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		12	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2)	6

Increase (decrease) in net assets from operations		10	7

Contract owner transactions:
Proceeds from units sold		6	3
Cost of units redeemed		(32)	(4)
Account charges		(3)	-
Increase (decrease)		(29)	(1)
Net increase (decrease)		(19)	6
Net assets, beginning		59	53
Net assets, ending		$40	$59

Units sold		5	2
Units redeemed		(21)	(2)
Net increase (decrease)		(16)	-
Units outstanding, beginning		40	40
Units outstanding, ending		24	40

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61
Cost of units redeemed/account charges			(47)
Net investment income (loss)			-
Net realized gain (loss)			13
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13
Net assets			$40

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	1.25%	13.9%	12/31/2025	$1.71	0	$0	1.00%	14.1%	12/31/2025	$1.74	0	$0	0.75%	14.4%
12/31/2024	1.48	0	0	1.25%	12.8%	12/31/2024	1.50	0	0	1.00%	13.0%	12/31/2024	1.52	0	0	0.75%	13.3%
12/31/2023	1.31	0	0	1.25%	17.3%	12/31/2023	1.33	0	0	1.00%	17.6%	12/31/2023	1.34	0	0	0.75%	17.9%
12/31/2022	1.12	0	0	1.25%	-25.9%	12/31/2022	1.13	0	0	1.00%	-25.7%	12/31/2022	1.14	0	0	0.75%	-25.5%
12/31/2021	1.51	0	0	1.25%	2.3%	12/31/2021	1.52	0	0	1.00%	2.6%	12/31/2021	1.53	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	14.7%	12/31/2025	$1.79	0	$0	0.25%	15.0%	12/31/2025	$1.82	0	$0	0.00%	15.3%
12/31/2024	1.54	0	0	0.50%	13.6%	12/31/2024	1.56	0	0	0.25%	13.9%	12/31/2024	1.58	0	0	0.00%	14.2%
12/31/2023	1.36	0	0	0.50%	18.2%	12/31/2023	1.37	0	0	0.25%	18.5%	12/31/2023	1.39	0	0	0.00%	18.8%
12/31/2022	1.15	0	0	0.50%	-25.3%	12/31/2022	1.16	0	0	0.25%	-25.1%	12/31/2022	1.17	0	0	0.00%	-24.9%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.54	0	0	0.25%	3.4%	12/31/2021	1.55	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI Total Intl Idx K Class - 06-46N (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,298,384
Cost of units redeemed/account charges			(2,664,453)
Net investment income (loss)			43,090
Net realized gain (loss)			322,979
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	1.25%	30.9%	12/31/2025	$1.69	0	$0	1.00%	31.3%	12/31/2025	$1.72	0	$0	0.75%	31.6%
12/31/2024	1.27	0	0	1.25%	4.1%	12/31/2024	1.29	0	0	1.00%	4.3%	12/31/2024	1.31	0	0	0.75%	4.6%
12/31/2023	1.22	0	0	1.25%	13.8%	12/31/2023	1.24	0	0	1.00%	14.1%	12/31/2023	1.25	0	0	0.75%	14.4%
12/31/2022	1.07	50	54	1.25%	-17.4%	12/31/2022	1.08	0	0	1.00%	-17.2%	12/31/2022	1.09	0	0	0.75%	-17.0%
12/31/2021	1.30	1	1	1.25%	6.4%	12/31/2021	1.31	0	0	1.00%	6.6%	12/31/2021	1.32	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	31.9%	12/31/2025	$1.77	0	$0	0.25%	32.2%	12/31/2025	$1.80	0	$0	0.00%	32.6%
12/31/2024	1.32	0	0	0.50%	4.8%	12/31/2024	1.34	0	0	0.25%	5.1%	12/31/2024	1.36	0	0	0.00%	5.4%
12/31/2023	1.26	0	0	0.50%	14.7%	12/31/2023	1.28	0	0	0.25%	15.0%	12/31/2023	1.29	0	0	0.00%	15.2%
12/31/2022	1.10	0	0	0.50%	-16.8%	12/31/2022	1.11	0	0	0.25%	-16.6%	12/31/2022	1.12	0	0	0.00%	-16.4%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.4%	12/31/2021	1.34	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	1.9%
2022	2.0%
2021	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,369,264	$1,130,306	75,536
Receivables: investments sold	1,730
Payables: investments purchased	-
Net assets	$1,370,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,370,994	781,440	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$1,370,994	781,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,444
Mortality & expense charges			(14,010)
Net investment income (loss)			10,434

Gain (loss) on investments:
Net realized gain (loss)			44,754
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			157,755
Net gain (loss)			202,509

Increase (decrease) in net assets from operations			$212,943

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,434	$8,869
Net realized gain (loss)		44,754	10,579
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		157,755	49,578

Increase (decrease) in net assets from operations		212,943	69,026

Contract owner transactions:
Proceeds from units sold		556,408	539,177
Cost of units redeemed		(272,920)	(82,812)
Account charges		(3,135)	(3,699)
Increase (decrease)		280,353	452,666
Net increase (decrease)		493,296	521,692
Net assets, beginning		877,698	356,006
Net assets, ending		$1,370,994	$877,698

Units sold		358,428	383,735
Units redeemed		(178,352)	(62,611)
Net increase (decrease)		180,076	321,124
Units outstanding, beginning		601,364	280,240
Units outstanding, ending		781,440	601,364

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,470,269
Cost of units redeemed/account charges			(416,916)
Net investment income (loss)			22,741
Net realized gain (loss)			55,942
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			238,958
Net assets			$1,370,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	781	$1,371	1.25%	20.2%	12/31/2025	$1.78	0	$0	1.00%	20.5%	12/31/2025	$1.81	0	$0	0.75%	20.8%
12/31/2024	1.46	601	878	1.25%	14.9%	12/31/2024	1.48	0	0	1.00%	15.2%	12/31/2024	1.50	0	0	0.75%	15.5%
12/31/2023	1.27	280	356	1.25%	20.1%	12/31/2023	1.28	0	0	1.00%	20.4%	12/31/2023	1.30	0	0	0.75%	20.7%
12/31/2022	1.06	85	90	1.25%	-19.3%	12/31/2022	1.07	0	0	1.00%	-19.1%	12/31/2022	1.07	0	0	0.75%	-18.9%
12/31/2021	1.31	11	15	1.25%	17.4%	12/31/2021	1.32	0	0	1.00%	17.7%	12/31/2021	1.32	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	21.1%	12/31/2025	$1.86	0	$0	0.25%	21.4%	12/31/2025	$1.89	0	$0	0.00%	21.7%
12/31/2024	1.51	0	0	0.50%	15.8%	12/31/2024	1.53	0	0	0.25%	16.0%	12/31/2024	1.55	0	0	0.00%	16.3%
12/31/2023	1.31	0	0	0.50%	21.0%	12/31/2023	1.32	0	0	0.25%	21.3%	12/31/2023	1.33	0	0	0.00%	21.6%
12/31/2022	1.08	0	0	0.50%	-18.7%	12/31/2022	1.09	0	0	0.25%	-18.5%	12/31/2022	1.10	0	0	0.00%	-18.3%
12/31/2021	1.33	0	0	0.50%	18.3%	12/31/2021	1.34	0	0	0.25%	18.6%	12/31/2021	1.34	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.6%
2023	2.3%
2022	1.8%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Global Bond Fund R Class - 06-4PX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,693	$102,044	19,641
Receivables: investments sold	173
Payables: investments purchased	-
Net assets	$105,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,866	111,674	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$105,866	111,674

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,029
Mortality & expense charges			(2,001)
Net investment income (loss)			5,028

Gain (loss) on investments:
Net realized gain (loss)			5,286
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,116
Net gain (loss)			7,402

Increase (decrease) in net assets from operations			$12,430

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,028	$3,156
Net realized gain (loss)		5,286	(1,861)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,116	(4,860)

Increase (decrease) in net assets from operations		12,430	(3,565)

Contract owner transactions:
Proceeds from units sold		25,588	89,498
Cost of units redeemed		(141,033)	(242,140)
Account charges		(313)	(378)
Increase (decrease)		(115,758)	(153,020)
Net increase (decrease)		(103,328)	(156,585)
Net assets, beginning		209,194	365,779
Net assets, ending		$105,866	$209,194

Units sold		27,878	106,814
Units redeemed		(152,762)	(280,769)
Net increase (decrease)		(124,884)	(173,955)
Units outstanding, beginning		236,558	410,513
Units outstanding, ending		111,674	236,558

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$564,183
Cost of units redeemed/account charges			(475,966)
Net investment income (loss)			12,692
Net realized gain (loss)			1,308
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,649
Net assets			$105,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.95	112	$106	1.25%	7.2%	12/31/2025	$0.96	0	$0	1.00%	7.5%	12/31/2025	$0.97	0	$0	0.75%	7.7%
12/31/2024	0.88	237	209	1.25%	-0.8%	12/31/2024	0.89	0	0	1.00%	-0.5%	12/31/2024	0.90	0	0	0.75%	-0.3%
12/31/2023	0.89	411	366	1.25%	5.7%	12/31/2023	0.90	0	0	1.00%	5.9%	12/31/2023	0.91	0	0	0.75%	6.2%
12/31/2022	0.84	33	28	1.25%	-15.7%	12/31/2022	0.85	0	0	1.00%	-15.5%	12/31/2022	0.85	0	0	0.75%	-15.3%
12/31/2021	1.00	0	0	1.25%	-2.4%	12/31/2021	1.00	0	0	1.00%	-2.2%	12/31/2021	1.01	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	0	$0	0.50%	8.0%	12/31/2025	$1.00	0	$0	0.25%	8.3%	12/31/2025	$1.01	0	$0	0.00%	8.5%
12/31/2024	0.91	0	0	0.50%	0.0%	12/31/2024	0.92	0	0	0.25%	0.3%	12/31/2024	0.93	0	0	0.00%	0.5%
12/31/2023	0.91	0	0	0.50%	6.5%	12/31/2023	0.92	0	0	0.25%	6.7%	12/31/2023	0.93	0	0	0.00%	7.0%
12/31/2022	0.86	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.01	0	0	0.50%	-1.7%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	1.9%
2023	3.9%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,495	$258,662	16,505
Receivables: investments sold	17,607
Payables: investments purchased	-
Net assets	$330,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$330,102	287,345	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$330,102	287,345

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,301
Mortality & expense charges			(6,807)
Net investment income (loss)			(2,506)

Gain (loss) on investments:
Net realized gain (loss)			92,717
Realized gain distributions			23,475
Net change in unrealized appreciation (depreciation)			(35,638)
Net gain (loss)			80,554

Increase (decrease) in net assets from operations			$78,048

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,506)	$(2,028)
Net realized gain (loss)		92,717	4,997
Realized gain distributions		23,475	-
Net change in unrealized appreciation (depreciation)		(35,638)	46,680

Increase (decrease) in net assets from operations		78,048	49,649

Contract owner transactions:
Proceeds from units sold		87,547	100,204
Cost of units redeemed		(374,385)	(43,377)
Account charges		(122)	(132)
Increase (decrease)		(286,960)	56,695
Net increase (decrease)		(208,912)	106,344
Net assets, beginning		539,014	432,670
Net assets, ending		$330,102	$539,014

Units sold		83,708	104,204
Units redeemed		(323,205)	(44,945)
Net increase (decrease)		(239,497)	59,259
Units outstanding, beginning		526,842	467,583
Units outstanding, ending		287,345	526,842

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$977,458
Cost of units redeemed/account charges			(814,821)
Net investment income (loss)			(4,040)
Net realized gain (loss)			94,197
Realized gain distributions			23,475
Net change in unrealized appreciation (depreciation)			53,833
Net assets			$330,102

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	287	$330	1.25%	12.3%	12/31/2025	$1.16	0	$0	1.00%	12.6%	12/31/2025	$1.17	0	$0	0.75%	12.8%
12/31/2024	1.02	527	539	1.25%	10.6%	12/31/2024	1.03	0	0	1.00%	10.8%	12/31/2024	1.04	0	0	0.75%	11.1%
12/31/2023	0.93	468	433	1.25%	15.0%	12/31/2023	0.93	0	0	1.00%	15.3%	12/31/2023	0.94	0	0	0.75%	15.6%
12/31/2022	0.80	444	357	1.25%	-20.8%	12/31/2022	0.81	0	0	1.00%	-20.6%	12/31/2022	0.81	0	0	0.75%	-20.4%
12/31/2021	1.02	0	0	1.25%	1.5%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	13.1%	12/31/2025	$1.20	0	$0	0.25%	13.4%	12/31/2025	$1.21	0	$0	0.00%	13.7%
12/31/2024	1.05	0	0	0.50%	11.4%	12/31/2024	1.06	0	0	0.25%	11.7%	12/31/2024	1.07	0	0	0.00%	12.0%
12/31/2023	0.94	0	0	0.50%	15.9%	12/31/2023	0.95	0	0	0.25%	16.2%	12/31/2023	0.95	0	0	0.00%	16.5%
12/31/2022	0.81	0	0	0.50%	-20.2%	12/31/2022	0.82	0	0	0.25%	-20.0%	12/31/2022	0.82	0	0	0.00%	-19.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.9%
2023	1.1%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mortg Backed Sec A Class - 06-4WH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,598
Mortality & expense charges			(815)
Net investment income (loss)			1,783

Gain (loss) on investments:
Net realized gain (loss)			(7,197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,665
Net gain (loss)			2,468

Increase (decrease) in net assets from operations			$4,251

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,783	$2,534
Net realized gain (loss)		(7,197)	(6,830)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,665	3,406

Increase (decrease) in net assets from operations		4,251	(890)

Contract owner transactions:
Proceeds from units sold		13,298	20,295
Cost of units redeemed		(118,593)	(60,767)
Account charges		(201)	(258)
Increase (decrease)		(105,496)	(40,730)
Net increase (decrease)		(101,245)	(41,620)
Net assets, beginning		101,245	142,865
Net assets, ending		$-	$101,245

Units sold		16,038	23,253
Units redeemed		(132,218)	(70,482)
Net increase (decrease)		(116,180)	(47,229)
Units outstanding, beginning		116,180	163,409
Units outstanding, ending		-	116,180

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$925,190
Cost of units redeemed/account charges			(839,188)
Net investment income (loss)			12,848
Net realized gain (loss)			(98,919)
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.93	0	$0	1.25%	7.1%	12/31/2025	$0.94	0	$0	1.00%	7.4%	12/31/2025	$0.96	0	$0	0.75%	7.6%
12/31/2024	0.87	116	101	1.25%	-0.3%	12/31/2024	0.88	0	0	1.00%	-0.1%	12/31/2024	0.89	0	0	0.75%	0.2%
12/31/2023	0.87	163	143	1.25%	3.6%	12/31/2023	0.88	0	0	1.00%	3.8%	12/31/2023	0.89	0	0	0.75%	4.1%
12/31/2022	0.84	280	236	1.25%	-13.8%	12/31/2022	0.85	0	0	1.00%	-13.6%	12/31/2022	0.85	0	0	0.75%	-13.4%
12/31/2021	0.98	712	697	1.25%	-2.1%	12/31/2021	0.98	0	0	1.00%	-1.9%	12/31/2021	0.98	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	0.50%	7.9%	12/31/2025	$0.98	0	$0	0.25%	8.2%	12/31/2025	$0.99	0	$0	0.00%	8.4%
12/31/2024	0.90	0	0	0.50%	0.4%	12/31/2024	0.90	0	0	0.25%	0.7%	12/31/2024	0.91	0	0	0.00%	0.9%
12/31/2023	0.89	0	0	0.50%	4.4%	12/31/2023	0.90	0	0	0.25%	4.6%	12/31/2023	0.90	0	0	0.00%	4.9%
12/31/2022	0.85	0	0	0.50%	-13.1%	12/31/2022	0.86	0	0	0.25%	-12.9%	12/31/2022	0.86	0	0	0.00%	-12.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	3.2%
2023	3.6%
2022	2.2%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund Institutional Class - 06-528

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,974	$175,208	9,068
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$184,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,993	66,064	$2.80
Band 100	-	-	2.92
Band 75	-	-	3.04
Band 50	-	-	3.17
Band 25	-	-	3.31
Band 0	-	-	3.45
Total	$184,993	66,064

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,399
Mortality & expense charges			(6,179)
Net investment income (loss)			4,220

Gain (loss) on investments:
Net realized gain (loss)			32,042
Realized gain distributions			22,343
Net change in unrealized appreciation (depreciation)			24,143
Net gain (loss)			78,528

Increase (decrease) in net assets from operations			$82,748

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,220	$(296)
Net realized gain (loss)		32,042	(26,802)
Realized gain distributions		22,343	33,540
Net change in unrealized appreciation (depreciation)		24,143	32,628

Increase (decrease) in net assets from operations		82,748	39,070

Contract owner transactions:
Proceeds from units sold		35,787	29,613
Cost of units redeemed		(481,888)	(484,825)
Account charges		(84)	(27)
Increase (decrease)		(446,185)	(455,239)
Net increase (decrease)		(363,437)	(416,169)
Net assets, beginning		548,430	964,599
Net assets, ending		$184,993	$548,430

Units sold		14,174	12,783
Units redeemed		(179,492)	(220,402)
Net increase (decrease)		(165,318)	(207,619)
Units outstanding, beginning		231,382	439,001
Units outstanding, ending		66,064	231,382

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,424,308
Cost of units redeemed/account charges			(7,181,392)
Net investment income (loss)			10,892
Net realized gain (loss)			(134,603)
Realized gain distributions			1,056,022
Net change in unrealized appreciation (depreciation)			9,766
Net assets			$184,993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	66	$185	1.25%	18.1%	12/31/2025	$2.92	0	$0	1.00%	18.4%	12/31/2025	$3.04	0	$0	0.75%	18.7%
12/31/2024	2.37	231	548	1.25%	7.9%	12/31/2024	2.46	0	0	1.00%	8.1%	12/31/2024	2.56	0	0	0.75%	8.4%
12/31/2023	2.20	439	965	1.25%	11.2%	12/31/2023	2.28	0	0	1.00%	11.5%	12/31/2023	2.36	0	0	0.75%	11.8%
12/31/2022	1.98	545	1,077	1.25%	-16.9%	12/31/2022	2.04	0	0	1.00%	-16.7%	12/31/2022	2.12	0	0	0.75%	-16.5%
12/31/2021	2.38	706	1,678	1.25%	5.4%	12/31/2021	2.45	0	0	1.00%	5.7%	12/31/2021	2.53	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	0	$0	0.50%	19.0%	12/31/2025	$3.31	0	$0	0.25%	19.3%	12/31/2025	$3.45	0	$0	0.00%	19.6%
12/31/2024	2.67	0	0	0.50%	8.7%	12/31/2024	2.77	0	0	0.25%	9.0%	12/31/2024	2.88	0	0	0.00%	9.2%
12/31/2023	2.45	0	0	0.50%	12.1%	12/31/2023	2.54	0	0	0.25%	12.3%	12/31/2023	2.64	0	0	0.00%	12.6%
12/31/2022	2.19	0	0	0.50%	-16.3%	12/31/2022	2.26	0	0	0.25%	-16.0%	12/31/2022	2.34	0	0	0.00%	-15.8%
12/31/2021	2.61	0	0	0.50%	6.2%	12/31/2021	2.70	0	0	0.25%	6.5%	12/31/2021	2.78	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	0.9%
2023	1.5%
2022	0.0%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund R Class - 06-527

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,504,518	$2,417,201	134,811
Receivables: investments sold	271
Payables: investments purchased	-
Net assets	$2,504,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,413,111	953,918	$2.53
Band 100	91,678	34,762	2.64
Band 75	-	-	2.75
Band 50	-	-	2.87
Band 25	-	-	2.99
Band 0	-	-	3.12
Total	$2,504,789	988,680

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$54,799
Mortality & expense charges			(29,893)
Net investment income (loss)			24,906

Gain (loss) on investments:
Net realized gain (loss)			281
Realized gain distributions			167,092
Net change in unrealized appreciation (depreciation)			183,650
Net gain (loss)			351,023

Increase (decrease) in net assets from operations			$375,929

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,906	$(5,755)
Net realized gain (loss)		281	(1,392)
Realized gain distributions		167,092	147,996
Net change in unrealized appreciation (depreciation)		183,650	17,878

Increase (decrease) in net assets from operations		375,929	158,727

Contract owner transactions:
Proceeds from units sold		314,582	489,957
Cost of units redeemed		(523,616)	(470,059)
Account charges		(1,198)	(2,893)
Increase (decrease)		(210,232)	17,005
Net increase (decrease)		165,697	175,732
Net assets, beginning		2,339,092	2,163,360
Net assets, ending		$2,504,789	$2,339,092

Units sold		135,018	238,036
Units redeemed		(230,665)	(228,934)
Net increase (decrease)		(95,647)	9,102
Units outstanding, beginning		1,084,327	1,075,225
Units outstanding, ending		988,680	1,084,327

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,589,220
Cost of units redeemed/account charges			(11,923,857)
Net investment income (loss)			(89,907)
Net realized gain (loss)			(208,077)
Realized gain distributions			2,050,093
Net change in unrealized appreciation (depreciation)			87,317
Net assets			$2,504,789

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	954	$2,413	1.25%	17.4%	12/31/2025	$2.64	35	$92	1.00%	17.7%	12/31/2025	$2.75	0	$0	0.75%	18.0%
12/31/2024	2.15	1,045	2,251	1.25%	7.2%	12/31/2024	2.24	39	88	1.00%	7.5%	12/31/2024	2.33	0	0	0.75%	7.8%
12/31/2023	2.01	1,032	2,074	1.25%	10.6%	12/31/2023	2.08	43	89	1.00%	10.8%	12/31/2023	2.16	0	0	0.75%	11.1%
12/31/2022	1.82	1,008	1,832	1.25%	-17.4%	12/31/2022	1.88	51	95	1.00%	-17.2%	12/31/2022	1.95	0	0	0.75%	-17.0%
12/31/2021	2.20	1,017	2,237	1.25%	4.7%	12/31/2021	2.27	91	207	1.00%	5.0%	12/31/2021	2.34	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	0	$0	0.50%	18.3%	12/31/2025	$2.99	0	$0	0.25%	18.6%	12/31/2025	$3.12	0	$0	0.00%	18.9%
12/31/2024	2.42	0	0	0.50%	8.0%	12/31/2024	2.52	0	0	0.25%	8.3%	12/31/2024	2.62	0	0	0.00%	8.6%
12/31/2023	2.24	0	0	0.50%	11.4%	12/31/2023	2.33	0	0	0.25%	11.7%	12/31/2023	2.41	0	0	0.00%	12.0%
12/31/2022	2.01	0	0	0.50%	-16.8%	12/31/2022	2.08	0	0	0.25%	-16.6%	12/31/2022	2.16	0	0	0.00%	-16.4%
12/31/2021	2.42	0	0	0.50%	5.5%	12/31/2021	2.50	0	0	0.25%	5.8%	12/31/2021	2.58	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	1.0%
2023	0.7%
2022	0.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Syst Multi-Strat K Retirement Class - 06-6CG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	3.8%	12/31/2025	$1.15	0	$0	1.00%	4.1%	12/31/2025	$1.16	0	$0	0.75%	4.3%
12/31/2024	1.10	0	0	1.25%	5.5%	12/31/2024	1.11	0	0	1.00%	5.8%	12/31/2024	1.12	0	0	0.75%	6.0%
12/31/2023	1.04	0	0	1.25%	5.4%	12/31/2023	1.05	0	0	1.00%	5.6%	12/31/2023	1.05	0	0	0.75%	5.9%
12/31/2022	0.99	0	0	1.25%	-1.1%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	4.6%	12/31/2025	$1.19	0	$0	0.25%	4.9%	12/31/2025	$1.20	0	$0	0.00%	5.1%
12/31/2024	1.12	0	0	0.50%	6.3%	12/31/2024	1.13	0	0	0.25%	6.6%	12/31/2024	1.14	0	0	0.00%	6.8%
12/31/2023	1.06	0	0	0.50%	6.2%	12/31/2023	1.06	0	0	0.25%	6.4%	12/31/2023	1.07	0	0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.3%	12/31/2022	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Value K Retirement Class - 06-6NR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	1.25%	12.4%	12/31/2025	$1.25	0	$0	1.00%	12.7%	12/31/2025	$1.25	0	$0	0.75%	12.9%
12/31/2024	1.10	0	0	1.25%	8.1%	12/31/2024	1.11	0	0	1.00%	8.4%	12/31/2024	1.11	0	0	0.75%	8.6%
12/31/2023	1.02	0	0	1.25%	2.1%	12/31/2023	1.02	0	0	1.00%	2.2%	12/31/2023	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	13.2%	12/31/2025	$1.27	0	$0	0.25%	13.5%	12/31/2025	$1.28	0	$0	0.00%	13.8%
12/31/2024	1.12	0	0	0.50%	8.9%	12/31/2024	1.12	0	0	0.25%	9.2%	12/31/2024	1.12	0	0	0.00%	9.5%
12/31/2023	1.02	0	0	0.50%	2.4%	12/31/2023	1.02	0	0	0.25%	2.5%	12/31/2023	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2030 K R Class - 06-7FY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	0.5%	12/31/2025	$1.01	0	$0	1.00%	0.5%	12/31/2025	$1.01	0	$0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	0.5%	12/31/2025	$1.01	0	$0	0.25%	0.6%	12/31/2025	$1.01	0	$0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2035 K R Class - 06-7G3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	0.6%	12/31/2025	$1.01	0	$0	1.00%	0.7%	12/31/2025	$1.01	0	$0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	0.7%	12/31/2025	$1.01	0	$0	0.25%	0.7%	12/31/2025	$1.01	0	$0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2040 K R Class - 06-7G4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	0.8%	12/31/2025	$1.01	0	$0	1.00%	0.8%	12/31/2025	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	0.8%	12/31/2025	$1.01	0	$0	0.25%	0.8%	12/31/2025	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2045 K R Class - 06-7G6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	0.9%	12/31/2025	$1.01	0	$0	1.00%	0.9%	12/31/2025	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	0.9%	12/31/2025	$1.01	0	$0	0.25%	0.9%	12/31/2025	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2050 K R Class - 06-7G7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.0%	12/31/2025	$1.01	0	$0	1.00%	1.0%	12/31/2025	$1.01	0	$0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.1%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2055 K R Class - 06-7G9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.1%	12/31/2025	$1.01	0	$0	1.00%	1.1%	12/31/2025	$1.01	0	$0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.1%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2060 K R Class - 06-7GC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.1%	12/31/2025	$1.01	0	$0	1.00%	1.1%	12/31/2025	$1.01	0	$0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.1%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2065 K R Class - 06-7GF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.1%	12/31/2025	$1.01	0	$0	1.00%	1.1%	12/31/2025	$1.01	0	$0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.1%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn 2070 K R Class - 06-7GG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.1%	12/31/2025	$1.01	0	$0	1.00%	1.1%	12/31/2025	$1.01	0	$0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.1%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Dyn Ret K R Class - 06-7GH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	1.25%	0.4%	12/31/2025	$1.00	0	$0	1.00%	0.4%	12/31/2025	$1.00	0	$0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	0.4%	12/31/2025	$1.00	0	$0	0.25%	0.4%	12/31/2025	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePth Idx 2070 K Retirement Class - 06-79W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,465	$15,065	1,352
Receivables: investments sold	648
Payables: investments purchased	-
Net assets	$16,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,113	13,434	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$16,113	13,434

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$167
Mortality & expense charges			(44)
Net investment income (loss)			123

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			400
Net gain (loss)			402

Increase (decrease) in net assets from operations			$525

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$123	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		400	-

Increase (decrease) in net assets from operations		525	-

Contract owner transactions:
Proceeds from units sold		15,674	-
Cost of units redeemed		(47)	-
Account charges		(39)	-
Increase (decrease)		15,588	-
Net increase (decrease)		16,113	-
Net assets, beginning		-	-
Net assets, ending		$16,113	$-

Units sold		13,506	-
Units redeemed		(72)	-
Net increase (decrease)		13,434	-
Units outstanding, beginning		-	-
Units outstanding, ending		13,434	-

* Date of Fund Inception into Variable Account: 3 /20 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,674
Cost of units redeemed/account charges			(86)
Net investment income (loss)			123
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			400
Net assets			$16,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	13	$16	1.25%	19.9%	12/31/2025	$1.20	0	$0	1.00%	20.2%	12/31/2025	$1.20	0	$0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	20.6%	12/31/2025	$1.21	0	$0	0.25%	20.9%	12/31/2025	$1.21	0	$0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Blackstone Alt Multi Strat Y Inst Class - 06-6KH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	1.25%	3.3%	12/31/2025	$1.19	0	$0	1.00%	3.5%	12/31/2025	$1.20	0	$0	0.75%	3.8%
12/31/2024	1.14	0	0	1.25%	6.3%	12/31/2024	1.15	0	0	1.00%	6.6%	12/31/2024	1.15	0	0	0.75%	6.8%
12/31/2023	1.07	0	0	1.25%	6.7%	12/31/2023	1.08	0	0	1.00%	6.9%	12/31/2023	1.08	0	0	0.75%	7.2%
12/31/2022	1.01	0	0	1.25%	0.8%	12/31/2022	1.01	0	0	1.00%	0.8%	12/31/2022	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	4.0%	12/31/2025	$1.22	0	$0	0.25%	4.3%	12/31/2025	$1.23	0	$0	0.00%	4.6%
12/31/2024	1.16	0	0	0.50%	7.1%	12/31/2024	1.17	0	0	0.25%	7.4%	12/31/2024	1.17	0	0	0.00%	7.6%
12/31/2023	1.08	0	0	0.50%	7.5%	12/31/2023	1.09	0	0	0.25%	7.8%	12/31/2023	1.09	0	0	0.00%	8.0%
12/31/2022	1.01	0	0	0.50%	0.8%	12/31/2022	1.01	0	0	0.25%	0.8%	12/31/2022	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Boston Trust SMID Cap Other Class - 06-6KT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,130	$171,040	6,861
Receivables: investments sold	1,523
Payables: investments purchased	-
Net assets	$168,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,653	146,443	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$168,653	146,443

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,329
Mortality & expense charges			(1,072)
Net investment income (loss)			257

Gain (loss) on investments:
Net realized gain (loss)			(563)
Realized gain distributions			2,014
Net change in unrealized appreciation (depreciation)			(1,581)
Net gain (loss)			(130)

Increase (decrease) in net assets from operations			$127

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$257	$213
Net realized gain (loss)		(563)	666
Realized gain distributions		2,014	708
Net change in unrealized appreciation (depreciation)		(1,581)	(3,064)

Increase (decrease) in net assets from operations		127	(1,477)

Contract owner transactions:
Proceeds from units sold		124,100	53,239
Cost of units redeemed		(11,275)	(7,157)
Account charges		-	-
Increase (decrease)		112,825	46,082
Net increase (decrease)		112,952	44,605
Net assets, beginning		55,701	11,096
Net assets, ending		$168,653	$55,701

Units sold		108,208	44,396
Units redeemed		(9,878)	(6,711)
Net increase (decrease)		98,330	37,685
Units outstanding, beginning		48,113	10,428
Units outstanding, ending		146,443	48,113

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$187,643
Cost of units redeemed/account charges			(18,432)
Net investment income (loss)			519
Net realized gain (loss)			103
Realized gain distributions			2,730
Net change in unrealized appreciation (depreciation)			(3,910)
Net assets			$168,653

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	146	$169	1.25%	-0.5%	12/31/2025	$1.16	0	$0	1.00%	-0.3%	12/31/2025	$1.17	0	$0	0.75%	0.0%
12/31/2024	1.16	48	56	1.25%	8.8%	12/31/2024	1.16	0	0	1.00%	9.1%	12/31/2024	1.17	0	0	0.75%	9.3%
12/31/2023	1.06	10	11	1.25%	6.4%	12/31/2023	1.07	0	0	1.00%	6.7%	12/31/2023	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	0.2%	12/31/2025	$1.19	0	$0	0.25%	0.5%	12/31/2025	$1.19	0	$0	0.00%	0.7%
12/31/2024	1.17	0	0	0.50%	9.6%	12/31/2024	1.18	0	0	0.25%	9.9%	12/31/2024	1.19	0	0	0.00%	10.2%
12/31/2023	1.07	0	0	0.50%	7.1%	12/31/2023	1.07	0	0	0.25%	7.4%	12/31/2023	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Carillon Eagle MidCap Gr R6 R Class - 06-6NJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,287	$74,487	828
Receivables: investments sold	-
Payables: investments purchased	(8,635)
Net assets	$59,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,652	45,700	$1.31
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$59,652	45,700

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,337)
Net investment income (loss)			(1,337)

Gain (loss) on investments:
Net realized gain (loss)			(2,548)
Realized gain distributions			8,312
Net change in unrealized appreciation (depreciation)			1,743
Net gain (loss)			7,507

Increase (decrease) in net assets from operations			$6,170

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,337)	$(2,356)
Net realized gain (loss)		(2,548)	7,056
Realized gain distributions		8,312	20,354
Net change in unrealized appreciation (depreciation)		1,743	(3,319)

Increase (decrease) in net assets from operations		6,170	21,735

Contract owner transactions:
Proceeds from units sold		22,581	120,771
Cost of units redeemed		(145,405)	(96,800)
Account charges		(40)	(11)
Increase (decrease)		(122,864)	23,960
Net increase (decrease)		(116,694)	45,695
Net assets, beginning		176,346	130,651
Net assets, ending		$59,652	$176,346

Units sold		18,290	101,356
Units redeemed		(112,582)	(77,315)
Net increase (decrease)		(94,292)	24,041
Units outstanding, beginning		139,992	115,951
Units outstanding, ending		45,700	139,992

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$265,558
Cost of units redeemed/account charges			(242,354)
Net investment income (loss)			(4,182)
Net realized gain (loss)			4,490
Realized gain distributions			42,340
Net change in unrealized appreciation (depreciation)			(6,200)
Net assets			$59,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	46	$60	1.25%	3.6%	12/31/2025	$1.31	0	$0	1.00%	3.9%	12/31/2025	$1.32	0	$0	0.75%	4.1%
12/31/2024	1.26	140	176	1.25%	11.8%	12/31/2024	1.26	0	0	1.00%	12.1%	12/31/2024	1.27	0	0	0.75%	12.4%
12/31/2023	1.13	116	131	1.25%	12.7%	12/31/2023	1.13	0	0	1.00%	12.9%	12/31/2023	1.13	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	4.4%	12/31/2025	$1.34	0	$0	0.25%	4.7%	12/31/2025	$1.35	0	$0	0.00%	4.9%
12/31/2024	1.28	0	0	0.50%	12.6%	12/31/2024	1.28	0	0	0.25%	12.9%	12/31/2024	1.29	0	0	0.00%	13.2%
12/31/2023	1.13	0	0	0.50%	13.2%	12/31/2023	1.13	0	0	0.25%	13.4%	12/31/2023	1.14	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Carillon Reams Unctnd Bond R6 Retirement Class - 06-7FV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /12 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	1.25%	0.0%	12/31/2025	$1.00	0	$0	1.00%	0.1%	12/31/2025	$1.00	0	$0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	0.2%	12/31/2025	$1.00	0	$0	0.25%	0.2%	12/31/2025	$1.00	0	$0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv SmCp Inst Class - 06-6R4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	1.25%	4.5%	12/31/2025	$1.24	0	$0	1.00%	4.8%	12/31/2025	$1.25	0	$0	0.75%	5.1%
12/31/2024	1.18	0	0	1.25%	6.8%	12/31/2024	1.19	0	0	1.00%	7.1%	12/31/2024	1.19	0	0	0.75%	7.3%
12/31/2023	1.11	0	0	1.25%	10.9%	12/31/2023	1.11	0	0	1.00%	11.0%	12/31/2023	1.11	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	5.3%	12/31/2025	$1.27	0	$0	0.25%	5.6%	12/31/2025	$1.27	0	$0	0.00%	5.9%
12/31/2024	1.20	0	0	0.50%	7.6%	12/31/2024	1.20	0	0	0.25%	7.9%	12/31/2024	1.20	0	0	0.00%	8.1%
12/31/2023	1.11	0	0	0.50%	11.1%	12/31/2023	1.11	0	0	0.25%	11.2%	12/31/2023	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Mlt US Eq Inst Class - 06-6R6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	1.25%	13.9%	12/31/2025	$1.45	0	$0	1.00%	14.2%	12/31/2025	$1.46	0	$0	0.75%	14.5%
12/31/2024	1.27	0	0	1.25%	14.8%	12/31/2024	1.27	0	0	1.00%	15.1%	12/31/2024	1.28	0	0	0.75%	15.4%
12/31/2023	1.10	0	0	1.25%	10.3%	12/31/2023	1.10	0	0	1.00%	10.4%	12/31/2023	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	14.8%	12/31/2025	$1.48	0	$0	0.25%	15.1%	12/31/2025	$1.49	0	$0	0.00%	15.4%
12/31/2024	1.28	0	0	0.50%	15.7%	12/31/2024	1.28	0	0	0.25%	16.0%	12/31/2024	1.29	0	0	0.00%	16.2%
12/31/2023	1.11	0	0	0.50%	10.6%	12/31/2023	1.11	0	0	0.25%	10.7%	12/31/2023	1.11	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl SmCp Inst Class - 06-6PY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	25.5%	12/31/2025	$1.44	0	$0	1.00%	25.8%	12/31/2025	$1.45	0	$0	0.75%	26.1%
12/31/2024	1.14	0	0	1.25%	6.4%	12/31/2024	1.14	0	0	1.00%	6.6%	12/31/2024	1.15	0	0	0.75%	6.9%
12/31/2023	1.07	0	0	1.25%	7.2%	12/31/2023	1.07	0	0	1.00%	7.3%	12/31/2023	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	26.4%	12/31/2025	$1.47	0	$0	0.25%	26.7%	12/31/2025	$1.47	0	$0	0.00%	27.1%
12/31/2024	1.15	0	0	0.50%	7.2%	12/31/2024	1.16	0	0	0.25%	7.4%	12/31/2024	1.16	0	0	0.00%	7.7%
12/31/2023	1.08	0	0	0.50%	7.5%	12/31/2023	1.08	0	0	0.25%	7.6%	12/31/2023	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl Eq Inv Class - 06-6R3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	1.25%	24.5%	12/31/2025	$1.42	0	$0	1.00%	24.9%	12/31/2025	$1.42	0	$0	0.75%	25.2%
12/31/2024	1.13	0	0	1.25%	5.0%	12/31/2024	1.13	0	0	1.00%	5.3%	12/31/2024	1.14	0	0	0.75%	5.6%
12/31/2023	1.08	0	0	1.25%	7.6%	12/31/2023	1.08	0	0	1.00%	7.7%	12/31/2023	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	25.5%	12/31/2025	$1.44	0	$0	0.25%	25.8%	12/31/2025	$1.45	0	$0	0.00%	26.1%
12/31/2024	1.14	0	0	0.50%	5.8%	12/31/2024	1.15	0	0	0.25%	6.1%	12/31/2024	1.15	0	0	0.00%	6.4%
12/31/2023	1.08	0	0	0.50%	7.9%	12/31/2023	1.08	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Eq Idx Inst Class - 06-6R7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	1.25%	15.4%	12/31/2025	$1.57	0	$0	1.00%	15.6%	12/31/2025	$1.58	0	$0	0.75%	15.9%
12/31/2024	1.35	0	0	1.25%	23.1%	12/31/2024	1.36	0	0	1.00%	23.4%	12/31/2024	1.36	0	0	0.75%	23.7%
12/31/2023	1.10	0	0	1.25%	9.7%	12/31/2023	1.10	0	0	1.00%	9.8%	12/31/2023	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	0.50%	16.2%	12/31/2025	$1.59	0	$0	0.25%	16.5%	12/31/2025	$1.60	0	$0	0.00%	16.8%
12/31/2024	1.36	0	0	0.50%	24.1%	12/31/2024	1.37	0	0	0.25%	24.4%	12/31/2024	1.37	0	0	0.00%	24.7%
12/31/2023	1.10	0	0	0.50%	10.0%	12/31/2023	1.10	0	0	0.25%	10.1%	12/31/2023	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Bd Inst Class - 06-6PX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	1.25%	5.6%	12/31/2025	$1.12	0	$0	1.00%	5.8%	12/31/2025	$1.12	0	$0	0.75%	6.1%
12/31/2024	1.05	0	0	1.25%	0.8%	12/31/2024	1.05	0	0	1.00%	1.1%	12/31/2024	1.06	0	0	0.75%	1.3%
12/31/2023	1.04	0	0	1.25%	4.2%	12/31/2023	1.04	0	0	1.00%	4.3%	12/31/2023	1.04	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.3%	12/31/2025	$1.14	0	$0	0.25%	6.6%	12/31/2025	$1.14	0	$0	0.00%	6.9%
12/31/2024	1.06	0	0	0.50%	1.6%	12/31/2024	1.06	0	0	0.25%	1.8%	12/31/2024	1.07	0	0	0.00%	2.1%
12/31/2023	1.04	0	0	0.50%	4.5%	12/31/2023	1.05	0	0	0.25%	4.6%	12/31/2023	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap Fund A Class - 06-516

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$376,545	$389,609	13,605
Receivables: investments sold	743
Payables: investments purchased	-
Net assets	$377,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,288	118,889	$3.17
Band 100	-	-	3.30
Band 75	-	-	3.42
Band 50	-	-	3.56
Band 25	-	-	3.69
Band 0	-	-	3.84
Total	$377,288	118,889

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$324
Mortality & expense charges			(7,000)
Net investment income (loss)			(6,676)

Gain (loss) on investments:
Net realized gain (loss)			76,903
Realized gain distributions			46,190
Net change in unrealized appreciation (depreciation)			(156,808)
Net gain (loss)			(33,715)

Increase (decrease) in net assets from operations			$(40,391)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,676)	$(8,424)
Net realized gain (loss)		76,903	10,268
Realized gain distributions		46,190	10,475
Net change in unrealized appreciation (depreciation)		(156,808)	62,634

Increase (decrease) in net assets from operations		(40,391)	74,953

Contract owner transactions:
Proceeds from units sold		85,696	92,141
Cost of units redeemed		(470,332)	(90,570)
Account charges		(209)	(316)
Increase (decrease)		(384,845)	1,255
Net increase (decrease)		(425,236)	76,208
Net assets, beginning		802,524	726,316
Net assets, ending		$377,288	$802,524

Units sold		26,143	28,245
Units redeemed		(140,988)	(28,319)
Net increase (decrease)		(114,845)	(74)
Units outstanding, beginning		233,734	233,808
Units outstanding, ending		118,889	233,734

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,465,982
Cost of units redeemed/account charges			(1,425,912)
Net investment income (loss)			(61,884)
Net realized gain (loss)			182,304
Realized gain distributions			229,862
Net change in unrealized appreciation (depreciation)			(13,064)
Net assets			$377,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	119	$377	1.25%	-7.6%	12/31/2025	$3.30	0	$0	1.00%	-7.3%	12/31/2025	$3.42	0	$0	0.75%	-7.1%
12/31/2024	3.43	234	803	1.25%	10.5%	12/31/2024	3.56	0	0	1.00%	10.8%	12/31/2024	3.69	0	0	0.75%	11.1%
12/31/2023	3.11	234	726	1.25%	10.1%	12/31/2023	3.21	0	0	1.00%	10.3%	12/31/2023	3.32	0	0	0.75%	10.6%
12/31/2022	2.82	203	574	1.25%	-17.1%	12/31/2022	2.91	0	0	1.00%	-16.9%	12/31/2022	3.00	0	0	0.75%	-16.7%
12/31/2021	3.41	193	658	1.25%	18.2%	12/31/2021	3.50	0	0	1.00%	18.5%	12/31/2021	3.60	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.56	0	$0	0.50%	-6.9%	12/31/2025	$3.69	0	$0	0.25%	-6.6%	12/31/2025	$3.84	0	$0	0.00%	-6.4%
12/31/2024	3.82	0	0	0.50%	11.4%	12/31/2024	3.96	0	0	0.25%	11.6%	12/31/2024	4.10	0	0	0.00%	11.9%
12/31/2023	3.43	0	0	0.50%	10.9%	12/31/2023	3.55	0	0	0.25%	11.2%	12/31/2023	3.66	0	0	0.00%	11.4%
12/31/2022	3.09	0	0	0.50%	-16.5%	12/31/2022	3.19	0	0	0.25%	-16.3%	12/31/2022	3.29	0	0	0.00%	-16.1%
12/31/2021	3.71	0	0	0.50%	19.1%	12/31/2021	3.81	0	0	0.25%	19.4%	12/31/2021	3.92	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 06-520

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,296,773	$4,721,929	162,370
Receivables: investments sold	1,183
Payables: investments purchased	-
Net assets	$4,297,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,199,503	634,238	$6.62
Band 100	98,453	14,064	7.00
Band 75	-	-	7.40
Band 50	-	-	7.82
Band 25	-	-	8.27
Band 0	-	-	9.73
Total	$4,297,956	648,302

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,104
Mortality & expense charges			(59,125)
Net investment income (loss)			(43,021)

Gain (loss) on investments:
Net realized gain (loss)			(52,435)
Realized gain distributions			257,351
Net change in unrealized appreciation (depreciation)			(150,316)
Net gain (loss)			54,600

Increase (decrease) in net assets from operations			$11,579

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,021)	$(57,376)
Net realized gain (loss)		(52,435)	(31,070)
Realized gain distributions		257,351	48,819
Net change in unrealized appreciation (depreciation)		(150,316)	467,285

Increase (decrease) in net assets from operations		11,579	427,658

Contract owner transactions:
Proceeds from units sold		172,184	248,971
Cost of units redeemed		(1,055,307)	(369,601)
Account charges		(646)	(741)
Increase (decrease)		(883,769)	(121,371)
Net increase (decrease)		(872,190)	306,287
Net assets, beginning		5,170,146	4,863,859
Net assets, ending		$4,297,956	$5,170,146

Units sold		27,339	39,790
Units redeemed		(160,331)	(58,487)
Net increase (decrease)		(132,992)	(18,697)
Units outstanding, beginning		781,294	799,991
Units outstanding, ending		648,302	781,294

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$174,563,934
Cost of units redeemed/account charges			(178,314,205)
Net investment income (loss)			312,846
Net realized gain (loss)			(532,753)
Realized gain distributions			8,693,290
Net change in unrealized appreciation (depreciation)			(425,156)
Net assets			$4,297,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.62	634	$4,200	1.25%	0.2%	12/31/2025	$7.00	14	$98	1.00%	0.5%	12/31/2025	$7.40	0	$0	0.75%	0.7%
12/31/2024	6.61	761	5,030	1.25%	8.8%	12/31/2024	6.97	20	140	1.00%	9.1%	12/31/2024	7.35	0	0	0.75%	9.4%
12/31/2023	6.07	777	4,720	1.25%	10.3%	12/31/2023	6.39	23	144	1.00%	10.5%	12/31/2023	6.72	0	0	0.75%	10.8%
12/31/2022	5.51	894	4,923	1.25%	-20.5%	12/31/2022	5.78	21	122	1.00%	-20.3%	12/31/2022	6.06	0	0	0.75%	-20.1%
12/31/2021	6.92	976	6,758	1.25%	13.6%	12/31/2021	7.25	25	182	1.00%	13.9%	12/31/2021	7.59	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.82	0	$0	0.50%	1.0%	12/31/2025	$8.27	0	$0	0.25%	1.2%	12/31/2025	$9.73	0	$0	0.00%	1.5%
12/31/2024	7.75	0	0	0.50%	9.7%	12/31/2024	8.17	0	0	0.25%	9.9%	12/31/2024	9.59	0	0	0.00%	10.2%
12/31/2023	7.07	0	0	0.50%	11.1%	12/31/2023	7.43	0	0	0.25%	11.4%	12/31/2023	8.70	0	0	0.00%	11.6%
12/31/2022	6.36	0	0	0.50%	-19.9%	12/31/2022	6.68	0	0	0.25%	-19.7%	12/31/2022	7.79	0	0	0.00%	-19.5%
12/31/2021	7.94	0	0	0.50%	14.5%	12/31/2021	8.31	0	0	0.25%	14.7%	12/31/2021	9.68	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,920,688	$1,533,159	34,249
Receivables: investments sold	-
Payables: investments purchased	(5,473)
Net assets	$1,915,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,915,215	777,816	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.60
Band 25	-	-	2.65
Band 0	-	-	2.70
Total	$1,915,215	777,816

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,136
Mortality & expense charges			(23,516)
Net investment income (loss)			(5,380)

Gain (loss) on investments:
Net realized gain (loss)			94,314
Realized gain distributions			83,115
Net change in unrealized appreciation (depreciation)			74,568
Net gain (loss)			251,997

Increase (decrease) in net assets from operations			$246,617

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,380)	$506
Net realized gain (loss)		94,314	73,317
Realized gain distributions		83,115	16,349
Net change in unrealized appreciation (depreciation)		74,568	201,870

Increase (decrease) in net assets from operations		246,617	292,042

Contract owner transactions:
Proceeds from units sold		309,234	2,130,496
Cost of units redeemed		(582,435)	(1,183,872)
Account charges		(1,534)	(1,402)
Increase (decrease)		(274,735)	945,222
Net increase (decrease)		(28,118)	1,237,264
Net assets, beginning		1,943,333	706,069
Net assets, ending		$1,915,215	$1,943,333

Units sold		143,081	1,111,046
Units redeemed		(268,949)	(610,070)
Net increase (decrease)		(125,868)	500,976
Units outstanding, beginning		903,684	402,708
Units outstanding, ending		777,816	903,684

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,344,576
Cost of units redeemed/account charges			(2,097,011)
Net investment income (loss)			(3,766)
Net realized gain (loss)			183,816
Realized gain distributions			100,071
Net change in unrealized appreciation (depreciation)			387,529
Net assets			$1,915,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	778	$1,915	1.25%	14.5%	12/31/2025	$2.51	0	$0	1.00%	14.8%	12/31/2025	$2.56	0	$0	0.75%	15.1%
12/31/2024	2.15	904	1,943	1.25%	22.7%	12/31/2024	2.19	0	0	1.00%	23.0%	12/31/2024	2.22	0	0	0.75%	23.3%
12/31/2023	1.75	403	706	1.25%	25.7%	12/31/2023	1.78	0	0	1.00%	26.1%	12/31/2023	1.80	0	0	0.75%	26.4%
12/31/2022	1.39	353	492	1.25%	-22.6%	12/31/2022	1.41	0	0	1.00%	-22.4%	12/31/2022	1.43	0	0	0.75%	-22.2%
12/31/2021	1.80	156	281	1.25%	24.1%	12/31/2021	1.82	0	0	1.00%	24.4%	12/31/2021	1.83	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	15.4%	12/31/2025	$2.65	0	$0	0.25%	15.7%	12/31/2025	$2.70	0	$0	0.00%	15.9%
12/31/2024	2.26	0	0	0.50%	23.6%	12/31/2024	2.29	0	0	0.25%	23.9%	12/31/2024	2.33	0	0	0.00%	24.2%
12/31/2023	1.83	0	0	0.50%	26.7%	12/31/2023	1.85	0	0	0.25%	27.0%	12/31/2023	1.88	0	0	0.00%	27.3%
12/31/2022	1.44	0	0	0.50%	-22.0%	12/31/2022	1.46	0	0	0.25%	-21.8%	12/31/2022	1.47	0	0	0.00%	-21.6%
12/31/2021	1.85	0	0	0.50%	25.1%	12/31/2021	1.86	0	0	0.25%	25.4%	12/31/2021	1.88	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.5%
2023	1.3%
2022	1.5%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parametric Emerging Markets R6 Class - 06-47V (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	1.25%	25.9%	12/31/2025	$1.47	0	$0	1.00%	26.2%	12/31/2025	$1.49	0	$0	0.75%	26.6%
12/31/2024	1.15	0	0	1.25%	4.4%	12/31/2024	1.17	0	0	1.00%	4.7%	12/31/2024	1.18	0	0	0.75%	4.9%
12/31/2023	1.10	0	0	1.25%	8.5%	12/31/2023	1.11	0	0	1.00%	8.7%	12/31/2023	1.13	0	0	0.75%	9.0%
12/31/2022	1.02	0	0	1.25%	-12.1%	12/31/2022	1.02	0	0	1.00%	-11.9%	12/31/2022	1.03	0	0	0.75%	-11.7%
12/31/2021	1.16	0	0	1.25%	3.3%	12/31/2021	1.16	0	0	1.00%	3.6%	12/31/2021	1.17	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	26.9%	12/31/2025	$1.54	0	$0	0.25%	27.2%	12/31/2025	$1.57	0	$0	0.00%	27.5%
12/31/2024	1.20	0	0	0.50%	5.2%	12/31/2024	1.21	0	0	0.25%	5.5%	12/31/2024	1.23	0	0	0.00%	5.7%
12/31/2023	1.14	0	0	0.50%	9.3%	12/31/2023	1.15	0	0	0.25%	9.5%	12/31/2023	1.16	0	0	0.00%	9.8%
12/31/2022	1.04	0	0	0.50%	-11.4%	12/31/2022	1.05	0	0	0.25%	-11.2%	12/31/2022	1.06	0	0	0.00%	-11.0%
12/31/2021	1.18	0	0	0.50%	4.1%	12/31/2021	1.18	0	0	0.25%	4.3%	12/31/2021	1.19	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap R6 Class - 06-4FN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,118	$49,067	1,445
Receivables: investments sold	430
Payables: investments purchased	-
Net assets	$44,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,548	33,964	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$44,548	33,964

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$183
Mortality & expense charges			(533)
Net investment income (loss)			(350)

Gain (loss) on investments:
Net realized gain (loss)			94
Realized gain distributions			4,885
Net change in unrealized appreciation (depreciation)			(7,848)
Net gain (loss)			(2,869)

Increase (decrease) in net assets from operations			$(3,219)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(350)	$(477)
Net realized gain (loss)		94	1,990
Realized gain distributions		4,885	477
Net change in unrealized appreciation (depreciation)		(7,848)	3,472

Increase (decrease) in net assets from operations		(3,219)	5,462

Contract owner transactions:
Proceeds from units sold		14,870	20,676
Cost of units redeemed		(7,588)	(20,643)
Account charges		(6)	(13)
Increase (decrease)		7,276	20
Net increase (decrease)		4,057	5,482
Net assets, beginning		40,491	35,009
Net assets, ending		$44,548	$40,491

Units sold		11,196	15,710
Units redeemed		(5,862)	(14,537)
Net increase (decrease)		5,334	1,173
Units outstanding, beginning		28,630	27,457
Units outstanding, ending		33,964	28,630

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$81,860
Cost of units redeemed/account charges			(39,918)
Net investment income (loss)			(1,508)
Net realized gain (loss)			1,497
Realized gain distributions			7,566
Net change in unrealized appreciation (depreciation)			(4,949)
Net assets			$44,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	34	$45	1.25%	-7.3%	12/31/2025	$1.33	0	$0	1.00%	-7.0%	12/31/2025	$1.35	0	$0	0.75%	-6.8%
12/31/2024	1.41	29	40	1.25%	10.9%	12/31/2024	1.43	0	0	1.00%	11.2%	12/31/2024	1.45	0	0	0.75%	11.5%
12/31/2023	1.28	27	35	1.25%	10.4%	12/31/2023	1.29	0	0	1.00%	10.7%	12/31/2023	1.30	0	0	0.75%	11.0%
12/31/2022	1.15	27	31	1.25%	-16.9%	12/31/2022	1.16	0	0	1.00%	-16.7%	12/31/2022	1.17	0	0	0.75%	-16.5%
12/31/2021	1.39	21	29	1.25%	18.5%	12/31/2021	1.40	0	0	1.00%	18.8%	12/31/2021	1.40	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	-6.6%	12/31/2025	$1.40	0	$0	0.25%	-6.3%	12/31/2025	$1.42	0	$0	0.00%	-6.1%
12/31/2024	1.47	0	0	0.50%	11.8%	12/31/2024	1.49	0	0	0.25%	12.0%	12/31/2024	1.51	0	0	0.00%	12.3%
12/31/2023	1.32	0	0	0.50%	11.3%	12/31/2023	1.33	0	0	0.25%	11.5%	12/31/2023	1.34	0	0	0.00%	11.8%
12/31/2022	1.18	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.41	0	0	0.50%	19.4%	12/31/2021	1.42	0	0	0.25%	19.7%	12/31/2021	1.43	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.3%
2023	0.5%
2022	0.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Balanced R6 Class - 06-4FJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,303	$61,005	1,328
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$64,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,322	37,890	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$64,322	37,890

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$943
Mortality & expense charges			(689)
Net investment income (loss)			254

Gain (loss) on investments:
Net realized gain (loss)			(75)
Realized gain distributions			2,035
Net change in unrealized appreciation (depreciation)			3,792
Net gain (loss)			5,752

Increase (decrease) in net assets from operations			$6,006

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$254	$343
Net realized gain (loss)		(75)	8,825
Realized gain distributions		2,035	1,622
Net change in unrealized appreciation (depreciation)		3,792	(1,685)

Increase (decrease) in net assets from operations		6,006	9,105

Contract owner transactions:
Proceeds from units sold		14,104	135,036
Cost of units redeemed		(1,343)	(124,481)
Account charges		(125)	(85)
Increase (decrease)		12,636	10,470
Net increase (decrease)		18,642	19,575
Net assets, beginning		45,680	26,105
Net assets, ending		$64,322	$45,680

Units sold		9,218	90,938
Units redeemed		(999)	(81,252)
Net increase (decrease)		8,219	9,686
Units outstanding, beginning		29,671	19,985
Units outstanding, ending		37,890	29,671

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$173,907
Cost of units redeemed/account charges			(126,208)
Net investment income (loss)			934
Net realized gain (loss)			8,733
Realized gain distributions			3,658
Net change in unrealized appreciation (depreciation)			3,298
Net assets			$64,322

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	38	$64	1.25%	10.3%	12/31/2025	$1.72	0	$0	1.00%	10.5%	12/31/2025	$1.75	0	$0	0.75%	10.8%
12/31/2024	1.54	30	46	1.25%	17.9%	12/31/2024	1.56	0	0	1.00%	18.2%	12/31/2024	1.58	0	0	0.75%	18.5%
12/31/2023	1.31	20	26	1.25%	15.3%	12/31/2023	1.32	0	0	1.00%	15.5%	12/31/2023	1.33	0	0	0.75%	15.8%
12/31/2022	1.13	0	0	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	0	0	1.25%	13.2%	12/31/2021	1.36	0	0	1.00%	13.5%	12/31/2021	1.37	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	11.1%	12/31/2025	$1.81	0	$0	0.25%	11.4%	12/31/2025	$1.83	0	$0	0.00%	11.7%
12/31/2024	1.60	0	0	0.50%	18.8%	12/31/2024	1.62	0	0	0.25%	19.1%	12/31/2024	1.64	0	0	0.00%	19.4%
12/31/2023	1.35	0	0	0.50%	16.1%	12/31/2023	1.36	0	0	0.25%	16.4%	12/31/2023	1.38	0	0	0.00%	16.7%
12/31/2022	1.16	0	0	0.50%	-15.5%	12/31/2022	1.17	0	0	0.25%	-15.3%	12/31/2022	1.18	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	14.1%	12/31/2021	1.38	0	0	0.25%	14.4%	12/31/2021	1.39	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	3.3%
2023	3.3%
2022	2.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Equity Portfolio A Class - 06-345

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$739,308	$792,441	11,091
Receivables: investments sold	-
Payables: investments purchased	(376)
Net assets	$738,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$713,444	117,718	$6.06
Band 100	25,488	3,978	6.41
Band 75	-	-	6.77
Band 50	-	-	7.16
Band 25	-	-	7.57
Band 0	-	-	8.14
Total	$738,932	121,696

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,305
Mortality & expense charges			(22,382)
Net investment income (loss)			(21,077)

Gain (loss) on investments:
Net realized gain (loss)			435,603
Realized gain distributions			136,351
Net change in unrealized appreciation (depreciation)			(445,966)
Net gain (loss)			125,988

Increase (decrease) in net assets from operations			$104,911

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,077)	$(28,746)
Net realized gain (loss)		435,603	107,729
Realized gain distributions		136,351	215,041
Net change in unrealized appreciation (depreciation)		(445,966)	(107,889)

Increase (decrease) in net assets from operations		104,911	186,135

Contract owner transactions:
Proceeds from units sold		178,730	746,807
Cost of units redeemed		(2,292,550)	(347,167)
Account charges		(290)	(187)
Increase (decrease)		(2,114,110)	399,453
Net increase (decrease)		(2,009,199)	585,588
Net assets, beginning		2,748,131	2,162,543
Net assets, ending		$738,932	$2,748,131

Units sold		30,863	135,466
Units redeemed		(387,867)	(59,964)
Net increase (decrease)		(357,004)	75,502
Units outstanding, beginning		478,700	403,198
Units outstanding, ending		121,696	478,700

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,625,855
Cost of units redeemed/account charges			(14,867,960)
Net investment income (loss)			(442,920)
Net realized gain (loss)			2,125,331
Realized gain distributions			2,351,759
Net change in unrealized appreciation (depreciation)			(53,133)
Net assets			$738,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.06	118	$713	1.25%	5.6%	12/31/2025	$6.41	4	$25	1.00%	5.9%	12/31/2025	$6.77	0	$0	0.75%	6.2%
12/31/2024	5.74	474	2,720	1.25%	7.0%	12/31/2024	6.05	5	28	1.00%	7.3%	12/31/2024	6.38	0	0	0.75%	7.6%
12/31/2023	5.36	399	2,137	1.25%	16.5%	12/31/2023	5.64	5	26	1.00%	16.8%	12/31/2023	5.93	0	0	0.75%	17.1%
12/31/2022	4.60	464	2,136	1.25%	-18.6%	12/31/2022	4.83	7	34	1.00%	-18.4%	12/31/2022	5.07	0	0	0.75%	-18.2%
12/31/2021	5.65	513	2,902	1.25%	27.3%	12/31/2021	5.92	10	58	1.00%	27.7%	12/31/2021	6.19	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.16	0	$0	0.50%	6.4%	12/31/2025	$7.57	0	$0	0.25%	6.7%	12/31/2025	$8.14	0	$0	0.00%	7.0%
12/31/2024	6.73	0	0	0.50%	7.9%	12/31/2024	7.10	0	0	0.25%	8.1%	12/31/2024	7.61	0	0	0.00%	8.4%
12/31/2023	6.24	0	0	0.50%	17.3%	12/31/2023	6.56	0	0	0.25%	17.6%	12/31/2023	7.02	0	0	0.00%	17.9%
12/31/2022	5.32	0	0	0.50%	-18.0%	12/31/2022	5.58	0	0	0.25%	-17.8%	12/31/2022	5.95	0	0	0.00%	-17.6%
12/31/2021	6.48	0	0	0.50%	28.3%	12/31/2021	6.79	0	0	0.25%	28.6%	12/31/2021	7.22	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Income Fund A Class - 06-340

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,828	$582,399	37,243
Receivables: investments sold	211
Payables: investments purchased	-
Net assets	$575,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$575,039	307,919	$1.87
Band 100	-	-	1.97
Band 75	-	-	2.09
Band 50	-	-	2.21
Band 25	-	-	2.33
Band 0	-	-	2.51
Total	$575,039	307,919

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$38,044
Mortality & expense charges			(9,605)
Net investment income (loss)			28,439

Gain (loss) on investments:
Net realized gain (loss)			(20,812)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,687
Net gain (loss)			29,875

Increase (decrease) in net assets from operations			$58,314

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,439	$30,545
Net realized gain (loss)		(20,812)	(8,309)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		50,687	(1,051)

Increase (decrease) in net assets from operations		58,314	21,185

Contract owner transactions:
Proceeds from units sold		103,766	368,689
Cost of units redeemed		(563,317)	(76,097)
Account charges		(112)	(93)
Increase (decrease)		(459,663)	292,499
Net increase (decrease)		(401,349)	313,684
Net assets, beginning		976,388	662,704
Net assets, ending		$575,039	$976,388

Units sold		57,153	213,528
Units redeemed		(311,156)	(45,111)
Net increase (decrease)		(254,003)	168,417
Units outstanding, beginning		561,922	393,505
Units outstanding, ending		307,919	561,922

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,359,785
Cost of units redeemed/account charges			(30,085,212)
Net investment income (loss)			2,239,742
Net realized gain (loss)			(317,984)
Realized gain distributions			386,279
Net change in unrealized appreciation (depreciation)			(7,571)
Net assets			$575,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	308	$575	1.25%	7.5%	12/31/2025	$1.97	0	$0	1.00%	7.7%	12/31/2025	$2.09	0	$0	0.75%	8.0%
12/31/2024	1.74	562	976	1.25%	3.2%	12/31/2024	1.83	0	0	1.00%	3.4%	12/31/2024	1.93	0	0	0.75%	3.7%
12/31/2023	1.68	394	663	1.25%	7.2%	12/31/2023	1.77	0	0	1.00%	7.4%	12/31/2023	1.86	0	0	0.75%	7.7%
12/31/2022	1.57	416	654	1.25%	-16.6%	12/31/2022	1.65	0	0	1.00%	-16.4%	12/31/2022	1.73	0	0	0.75%	-16.2%
12/31/2021	1.88	466	879	1.25%	0.4%	12/31/2021	1.97	0	0	1.00%	0.7%	12/31/2021	2.06	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	8.3%	12/31/2025	$2.33	0	$0	0.25%	8.6%	12/31/2025	$2.51	0	$0	0.00%	8.8%
12/31/2024	2.04	0	0	0.50%	4.0%	12/31/2024	2.15	0	0	0.25%	4.2%	12/31/2024	2.30	0	0	0.00%	4.5%
12/31/2023	1.96	0	0	0.50%	8.0%	12/31/2023	2.06	0	0	0.25%	8.3%	12/31/2023	2.21	0	0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-16.0%	12/31/2022	1.90	0	0	0.25%	-15.8%	12/31/2022	2.03	0	0	0.00%	-15.6%
12/31/2021	2.16	0	0	0.50%	1.2%	12/31/2021	2.26	0	0	0.25%	1.4%	12/31/2021	2.41	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.9%
2023	4.9%
2022	3.4%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Stock X Other Class - 06-6MT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,568,948	$2,410,341	154,945
Receivables: investments sold	1,598
Payables: investments purchased	-
Net assets	$2,570,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,570,546	29,048,015	$0.09
Band 100	-	-	0.09
Band 75	-	-	0.09
Band 50	-	-	0.09
Band 25	-	-	0.09
Band 0	-	-	0.09
Total	$2,570,546	29,048,015

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51,674
Mortality & expense charges			(42,557)
Net investment income (loss)			9,117

Gain (loss) on investments:
Net realized gain (loss)			189,428
Realized gain distributions			294,684
Net change in unrealized appreciation (depreciation)			(76,604)
Net gain (loss)			407,508

Increase (decrease) in net assets from operations			$416,625

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,117	$10,428
Net realized gain (loss)		189,428	34,485
Realized gain distributions		294,684	207,619
Net change in unrealized appreciation (depreciation)		(76,604)	118,624

Increase (decrease) in net assets from operations		416,625	371,156

Contract owner transactions:
Proceeds from units sold		536,949	1,786,422
Cost of units redeemed		(1,651,541)	(206,450)
Account charges		(6,677)	(4,463)
Increase (decrease)		(1,121,269)	1,575,509
Net increase (decrease)		(704,644)	1,946,665
Net assets, beginning		3,275,190	1,328,525
Net assets, ending		$2,570,546	$3,275,190

Units sold		41,622,710	1,579,646
Units redeemed		(15,169,579)	(176,163)
Net increase (decrease)		26,453,131	1,403,483
Units outstanding, beginning		2,594,884	1,191,401
Units outstanding, ending		29,048,015	2,594,884

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,537,226
Cost of units redeemed/account charges			(1,900,026)
Net investment income (loss)			24,786
Net realized gain (loss)			226,384
Realized gain distributions			523,569
Net change in unrealized appreciation (depreciation)			158,607
Net assets			$2,570,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.09	29,048	$2,571	1.25%	12.2%	12/31/2025	$0.09	0	$0	1.00%	12.5%	12/31/2025	$0.09	0	$0	0.75%	12.8%
12/31/2024	0.08	2,595	3,275	1.25%	13.2%	12/31/2024	0.08	0	0	1.00%	13.5%	12/31/2024	0.08	0	0	0.75%	13.8%
12/31/2023	0.07	1,191	1,329	1.25%	11.5%	12/31/2023	0.07	0	0	1.00%	11.7%	12/31/2023	0.07	0	0	0.75%	12.0%
12/31/2022	0.06	0	0	0.00%	0.0%	12/31/2022	0.06	0	0	0.00%	0.0%	12/31/2022	0.06	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.09	0	$0	0.50%	13.1%	12/31/2025	$0.09	0	$0	0.25%	13.4%	12/31/2025	$0.09	0	$0	0.00%	13.8%
12/31/2024	0.08	0	0	0.50%	14.0%	12/31/2024	0.08	0	0	0.25%	14.3%	12/31/2024	0.08	0	0	0.00%	14.6%
12/31/2023	0.07	0	0	0.50%	12.2%	12/31/2023	0.07	0	0	0.25%	12.5%	12/31/2023	0.07	0	0	0.00%	12.7%
12/31/2022	0.06	0	0	0.00%	0.0%	12/31/2022	0.06	0	0	0.00%	0.0%	12/31/2022	0.06	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.1%
2023	1.9%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Income X Other Class - 06-6RK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,653	$293,793	22,703
Receivables: investments sold	-
Payables: investments purchased	(4,682)
Net assets	$291,971

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,971	248,179	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$291,971	248,179

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41,435
Mortality & expense charges			(10,476)
Net investment income (loss)			30,959

Gain (loss) on investments:
Net realized gain (loss)			5,895
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,039
Net gain (loss)			22,934

Increase (decrease) in net assets from operations			$53,893

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,959	$4,192
Net realized gain (loss)		5,895	309
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		17,039	(14,179)

Increase (decrease) in net assets from operations		53,893	(9,678)

Contract owner transactions:
Proceeds from units sold		915,931	689,527
Cost of units redeemed		(1,045,368)	(312,309)
Account charges		(25)	-
Increase (decrease)		(129,462)	377,218
Net increase (decrease)		(75,569)	367,540
Net assets, beginning		367,540	-
Net assets, ending		$291,971	$367,540

Units sold		810,325	609,517
Units redeemed		(896,568)	(275,095)
Net increase (decrease)		(86,243)	334,422
Units outstanding, beginning		334,422	-
Units outstanding, ending		248,179	334,422

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,605,458
Cost of units redeemed/account charges			(1,357,702)
Net investment income (loss)			35,151
Net realized gain (loss)			6,204
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,860
Net assets			$291,971

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	248	$292	1.25%	7.0%	12/31/2025	$1.18	0	$0	1.00%	7.3%	12/31/2025	$1.19	0	$0	0.75%	7.6%
12/31/2024	1.10	334	368	1.25%	1.1%	12/31/2024	1.10	0	0	1.00%	1.3%	12/31/2024	1.11	0	0	0.75%	1.6%
12/31/2023	1.09	0	0	1.25%	8.7%	12/31/2023	1.09	0	0	1.00%	8.8%	12/31/2023	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	7.9%	12/31/2025	$1.20	0	$0	0.25%	8.1%	12/31/2025	$1.21	0	$0	0.00%	8.4%
12/31/2024	1.11	0	0	0.50%	1.8%	12/31/2024	1.11	0	0	0.25%	2.1%	12/31/2024	1.12	0	0	0.00%	2.3%
12/31/2023	1.09	0	0	0.50%	8.9%	12/31/2023	1.09	0	0	0.25%	8.9%	12/31/2023	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	12.6%
2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Intl Stock X Other Class - 06-6Y6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.34
Band 100	-	-	0.34
Band 75	-	-	0.34
Band 50	-	-	0.34
Band 25	-	-	0.34
Band 0	-	-	0.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.34	0	$0	1.25%	37.1%	12/31/2025	$0.34	0	$0	1.00%	37.4%	12/31/2025	$0.34	0	$0	0.75%	37.8%
12/31/2024	0.25	0	0	1.25%	-1.8%	12/31/2024	0.25	0	0	1.00%	-1.7%	12/31/2024	0.25	0	0	0.75%	-1.6%
12/31/2023	0.25	0	0	0.00%	0.0%	12/31/2023	0.25	0	0	0.00%	0.0%	12/31/2023	0.25	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.34	0	$0	0.50%	38.1%	12/31/2025	$0.34	0	$0	0.25%	38.5%	12/31/2025	$0.34	0	$0	0.00%	38.8%
12/31/2024	0.25	0	0	0.50%	-1.5%	12/31/2024	0.25	0	0	0.25%	-1.4%	12/31/2024	0.25	0	0	0.00%	-1.3%
12/31/2023	0.25	0	0	0.00%	0.0%	12/31/2023	0.25	0	0	0.00%	0.0%	12/31/2023	0.25	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund A Class - 06-065

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,163	$302,095	6,990
Receivables: investments sold	-
Payables: investments purchased	(742)
Net assets	$308,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308,421	179,857	$1.71
Band 100	-	-	1.76
Band 75	-	-	1.82
Band 50	-	-	1.87
Band 25	-	-	1.92
Band 0	-	-	1.98
Total	$308,421	179,857

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,887
Mortality & expense charges			(3,204)
Net investment income (loss)			3,683

Gain (loss) on investments:
Net realized gain (loss)			23,008
Realized gain distributions			19,110
Net change in unrealized appreciation (depreciation)			24,289
Net gain (loss)			66,407

Increase (decrease) in net assets from operations			$70,090

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,683	$217
Net realized gain (loss)		23,008	26,815
Realized gain distributions		19,110	3,609
Net change in unrealized appreciation (depreciation)		24,289	(34,769)

Increase (decrease) in net assets from operations		70,090	(4,128)

Contract owner transactions:
Proceeds from units sold		275,129	436,529
Cost of units redeemed		(206,396)	(428,604)
Account charges		(18)	(18)
Increase (decrease)		68,715	7,907
Net increase (decrease)		138,805	3,779
Net assets, beginning		169,616	165,837
Net assets, ending		$308,421	$169,616

Units sold		177,895	326,200
Units redeemed		(131,775)	(319,952)
Net increase (decrease)		46,120	6,248
Units outstanding, beginning		133,737	127,489
Units outstanding, ending		179,857	133,737

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,985,750
Cost of units redeemed/account charges			(2,900,374)
Net investment income (loss)			30,584
Net realized gain (loss)			131,672
Realized gain distributions			53,721
Net change in unrealized appreciation (depreciation)			7,068
Net assets			$308,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	180	$308	1.25%	35.2%	12/31/2025	$1.76	0	$0	1.00%	35.5%	12/31/2025	$1.82	0	$0	0.75%	35.9%
12/31/2024	1.27	134	170	1.25%	-2.5%	12/31/2024	1.30	0	0	1.00%	-2.3%	12/31/2024	1.34	0	0	0.75%	-2.0%
12/31/2023	1.30	127	166	1.25%	15.5%	12/31/2023	1.33	0	0	1.00%	15.8%	12/31/2023	1.36	0	0	0.75%	16.1%
12/31/2022	1.13	186	210	1.25%	-10.2%	12/31/2022	1.15	0	0	1.00%	-9.9%	12/31/2022	1.17	0	0	0.75%	-9.7%
12/31/2021	1.25	151	190	1.25%	3.5%	12/31/2021	1.28	0	0	1.00%	3.7%	12/31/2021	1.30	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	36.2%	12/31/2025	$1.92	0	$0	0.25%	36.6%	12/31/2025	$1.98	0	$0	0.00%	36.9%
12/31/2024	1.37	0	0	0.50%	-1.8%	12/31/2024	1.41	0	0	0.25%	-1.5%	12/31/2024	1.45	0	0	0.00%	-1.3%
12/31/2023	1.40	0	0	0.50%	16.4%	12/31/2023	1.43	0	0	0.25%	16.7%	12/31/2023	1.47	0	0	0.00%	17.0%
12/31/2022	1.20	0	0	0.50%	-9.5%	12/31/2022	1.23	0	0	0.25%	-9.3%	12/31/2022	1.25	0	0	0.00%	-9.0%
12/31/2021	1.33	0	0	0.50%	4.2%	12/31/2021	1.35	0	0	0.25%	4.5%	12/31/2021	1.38	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	1.6%
2023	1.1%
2022	2.0%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund Institutional Class - 06-049

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,293	$304,981	8,239
Receivables: investments sold	402
Payables: investments purchased	-
Net assets	$363,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$363,695	205,736	$1.77
Band 100	-	-	1.82
Band 75	-	-	1.87
Band 50	-	-	1.93
Band 25	-	-	1.98
Band 0	-	-	2.04
Total	$363,695	205,736

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,040
Mortality & expense charges			(4,088)
Net investment income (loss)			4,952

Gain (loss) on investments:
Net realized gain (loss)			7,415
Realized gain distributions			22,447
Net change in unrealized appreciation (depreciation)			63,595
Net gain (loss)			93,457

Increase (decrease) in net assets from operations			$98,409

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,952	$331
Net realized gain (loss)		7,415	17,772
Realized gain distributions		22,447	6,003
Net change in unrealized appreciation (depreciation)		63,595	(22,635)

Increase (decrease) in net assets from operations		98,409	1,471

Contract owner transactions:
Proceeds from units sold		23,787	114,964
Cost of units redeemed		(43,170)	(172,014)
Account charges		(48)	(64)
Increase (decrease)		(19,431)	(57,114)
Net increase (decrease)		78,978	(55,643)
Net assets, beginning		284,717	340,360
Net assets, ending		$363,695	$284,717

Units sold		15,075	86,472
Units redeemed		(27,743)	(123,364)
Net increase (decrease)		(12,668)	(36,892)
Units outstanding, beginning		218,404	255,296
Units outstanding, ending		205,736	218,404

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,807,790
Cost of units redeemed/account charges			(1,676,587)
Net investment income (loss)			34,483
Net realized gain (loss)			59,924
Realized gain distributions			79,773
Net change in unrealized appreciation (depreciation)			58,312
Net assets			$363,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	206	$364	1.25%	35.6%	12/31/2025	$1.82	0	$0	1.00%	35.9%	12/31/2025	$1.87	0	$0	0.75%	36.3%
12/31/2024	1.30	218	285	1.25%	-2.2%	12/31/2024	1.34	0	0	1.00%	-2.0%	12/31/2024	1.37	0	0	0.75%	-1.7%
12/31/2023	1.33	255	340	1.25%	15.9%	12/31/2023	1.37	0	0	1.00%	16.2%	12/31/2023	1.40	0	0	0.75%	16.5%
12/31/2022	1.15	245	282	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.20	0	0	0.75%	-9.5%
12/31/2021	1.28	250	320	1.25%	3.7%	12/31/2021	1.30	0	0	1.00%	4.0%	12/31/2021	1.33	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	36.6%	12/31/2025	$1.98	0	$0	0.25%	37.0%	12/31/2025	$2.04	0	$0	0.00%	37.3%
12/31/2024	1.41	0	0	0.50%	-1.5%	12/31/2024	1.45	0	0	0.25%	-1.2%	12/31/2024	1.49	0	0	0.00%	-1.0%
12/31/2023	1.43	0	0	0.50%	16.8%	12/31/2023	1.47	0	0	0.25%	17.1%	12/31/2023	1.50	0	0	0.00%	17.3%
12/31/2022	1.23	0	0	0.50%	-9.3%	12/31/2022	1.25	0	0	0.25%	-9.1%	12/31/2022	1.28	0	0	0.00%	-8.8%
12/31/2021	1.35	0	0	0.50%	4.5%	12/31/2021	1.38	0	0	0.25%	4.8%	12/31/2021	1.40	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	1.7%
2023	1.7%
2022	1.9%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund A Class - 06-066

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,720	$136,762	8,110
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$116,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,796	35,347	$3.30
Band 100	-	-	3.40
Band 75	-	-	3.50
Band 50	-	-	3.60
Band 25	-	-	3.71
Band 0	-	-	3.82
Total	$116,796	35,347

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,874)
Net investment income (loss)			(1,874)

Gain (loss) on investments:
Net realized gain (loss)			(127,078)
Realized gain distributions			29,970
Net change in unrealized appreciation (depreciation)			85,984
Net gain (loss)			(11,124)

Increase (decrease) in net assets from operations			$(12,998)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,874)	$(4,741)
Net realized gain (loss)		(127,078)	(1,507)
Realized gain distributions		29,970	127,379
Net change in unrealized appreciation (depreciation)		85,984	(45,757)

Increase (decrease) in net assets from operations		(12,998)	75,374

Contract owner transactions:
Proceeds from units sold		79,198	53,473
Cost of units redeemed		(386,604)	(3,065)
Account charges		-	(11)
Increase (decrease)		(307,406)	50,397
Net increase (decrease)		(320,404)	125,771
Net assets, beginning		437,200	311,429
Net assets, ending		$116,796	$437,200

Units sold		25,673	20,516
Units redeemed		(143,942)	(1,233)
Net increase (decrease)		(118,269)	19,283
Units outstanding, beginning		153,616	134,333
Units outstanding, ending		35,347	153,616

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$795,886
Cost of units redeemed/account charges			(949,224)
Net investment income (loss)			(31,619)
Net realized gain (loss)			(24,561)
Realized gain distributions			346,356
Net change in unrealized appreciation (depreciation)			(20,042)
Net assets			$116,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	35	$117	1.25%	16.1%	12/31/2025	$3.40	0	$0	1.00%	16.4%	12/31/2025	$3.50	0	$0	0.75%	16.7%
12/31/2024	2.85	154	437	1.25%	22.8%	12/31/2024	2.92	0	0	1.00%	23.1%	12/31/2024	3.00	0	0	0.75%	23.4%
12/31/2023	2.32	134	311	1.25%	30.7%	12/31/2023	2.37	0	0	1.00%	31.1%	12/31/2023	2.43	0	0	0.75%	31.4%
12/31/2022	1.77	118	209	1.25%	-30.9%	12/31/2022	1.81	0	0	1.00%	-30.7%	12/31/2022	1.85	0	0	0.75%	-30.5%
12/31/2021	2.57	96	246	1.25%	12.1%	12/31/2021	2.61	0	0	1.00%	12.4%	12/31/2021	2.66	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.60	0	$0	0.50%	17.0%	12/31/2025	$3.71	0	$0	0.25%	17.3%	12/31/2025	$3.82	0	$0	0.00%	17.6%
12/31/2024	3.08	0	0	0.50%	23.7%	12/31/2024	3.16	0	0	0.25%	24.0%	12/31/2024	3.25	0	0	0.00%	24.3%
12/31/2023	2.49	0	0	0.50%	31.7%	12/31/2023	2.55	0	0	0.25%	32.0%	12/31/2023	2.61	0	0	0.00%	32.4%
12/31/2022	1.89	0	0	0.50%	-30.3%	12/31/2022	1.93	0	0	0.25%	-30.2%	12/31/2022	1.97	0	0	0.00%	-30.0%
12/31/2021	2.71	0	0	0.50%	13.0%	12/31/2021	2.77	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund Institutional Class - 06-050

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,726	$138,809	7,496
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$125,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,722	36,975	$3.40
Band 100	-	-	3.50
Band 75	-	-	3.60
Band 50	-	-	3.71
Band 25	-	-	3.82
Band 0	-	-	3.93
Total	$125,722	36,975

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,627)
Net investment income (loss)			(4,627)

Gain (loss) on investments:
Net realized gain (loss)			(116,091)
Realized gain distributions			28,988
Net change in unrealized appreciation (depreciation)			133,126
Net gain (loss)			46,023

Increase (decrease) in net assets from operations			$41,396

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,627)	$(6,687)
Net realized gain (loss)		(116,091)	(8,411)
Realized gain distributions		28,988	156,880
Net change in unrealized appreciation (depreciation)		133,126	(31,611)

Increase (decrease) in net assets from operations		41,396	110,171

Contract owner transactions:
Proceeds from units sold		20,882	69,879
Cost of units redeemed		(520,762)	(56,054)
Account charges		(698)	(1,209)
Increase (decrease)		(500,578)	12,616
Net increase (decrease)		(459,182)	122,787
Net assets, beginning		584,904	462,117
Net assets, ending		$125,722	$584,904

Units sold		7,283	27,567
Units redeemed		(170,522)	(22,071)
Net increase (decrease)		(163,239)	5,496
Units outstanding, beginning		200,214	194,718
Units outstanding, ending		36,975	200,214

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,250,846
Cost of units redeemed/account charges			(2,822,934)
Net investment income (loss)			(76,193)
Net realized gain (loss)			171,094
Realized gain distributions			615,992
Net change in unrealized appreciation (depreciation)			(13,083)
Net assets			$125,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.40	37	$126	1.25%	16.4%	12/31/2025	$3.50	0	$0	1.00%	16.7%	12/31/2025	$3.60	0	$0	0.75%	17.0%
12/31/2024	2.92	200	585	1.25%	23.1%	12/31/2024	3.00	0	0	1.00%	23.4%	12/31/2024	3.08	0	0	0.75%	23.7%
12/31/2023	2.37	195	462	1.25%	31.0%	12/31/2023	2.43	0	0	1.00%	31.4%	12/31/2023	2.49	0	0	0.75%	31.7%
12/31/2022	1.81	242	439	1.25%	-30.7%	12/31/2022	1.85	0	0	1.00%	-30.5%	12/31/2022	1.89	0	0	0.75%	-30.3%
12/31/2021	2.61	276	722	1.25%	12.4%	12/31/2021	2.66	0	0	1.00%	12.7%	12/31/2021	2.71	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.71	0	$0	0.50%	17.3%	12/31/2025	$3.82	0	$0	0.25%	17.6%	12/31/2025	$3.93	0	$0	0.00%	17.9%
12/31/2024	3.16	0	0	0.50%	24.0%	12/31/2024	3.25	0	0	0.25%	24.3%	12/31/2024	3.33	0	0	0.00%	24.7%
12/31/2023	2.55	0	0	0.50%	32.0%	12/31/2023	2.61	0	0	0.25%	32.4%	12/31/2023	2.67	0	0	0.00%	32.7%
12/31/2022	1.93	0	0	0.50%	-30.2%	12/31/2022	1.97	0	0	0.25%	-30.0%	12/31/2022	2.01	0	0	0.00%	-29.8%
12/31/2021	2.76	0	0	0.50%	13.2%	12/31/2021	2.82	0	0	0.25%	13.5%	12/31/2021	2.87	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund A Class - 06-067

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,991	$101,275	2,405
Receivables: investments sold	81
Payables: investments purchased	-
Net assets	$124,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,072	32,736	$3.79
Band 100	-	-	3.90
Band 75	-	-	4.01
Band 50	-	-	4.13
Band 25	-	-	4.25
Band 0	-	-	4.38
Total	$124,072	32,736

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,171)
Net investment income (loss)			(1,171)

Gain (loss) on investments:
Net realized gain (loss)			995
Realized gain distributions			5,282
Net change in unrealized appreciation (depreciation)			10,700
Net gain (loss)			16,977

Increase (decrease) in net assets from operations			$15,806

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,171)	$(713)
Net realized gain (loss)		995	3,832
Realized gain distributions		5,282	5,187
Net change in unrealized appreciation (depreciation)		10,700	8,514

Increase (decrease) in net assets from operations		15,806	16,820

Contract owner transactions:
Proceeds from units sold		43,527	6,969
Cost of units redeemed		(2,505)	(25,186)
Account charges		(8)	(4)
Increase (decrease)		41,014	(18,221)
Net increase (decrease)		56,820	(1,401)
Net assets, beginning		67,252	68,653
Net assets, ending		$124,072	$67,252

Units sold		12,424	2,503
Units redeemed		(697)	(9,168)
Net increase (decrease)		11,727	(6,665)
Units outstanding, beginning		21,009	27,674
Units outstanding, ending		32,736	21,009

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$379,316
Cost of units redeemed/account charges			(395,914)
Net investment income (loss)			(8,046)
Net realized gain (loss)			94,315
Realized gain distributions			31,685
Net change in unrealized appreciation (depreciation)			22,716
Net assets			$124,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.79	33	$124	1.25%	18.4%	12/31/2025	$3.90	0	$0	1.00%	18.7%	12/31/2025	$4.01	0	$0	0.75%	19.0%
12/31/2024	3.20	21	67	1.25%	29.0%	12/31/2024	3.29	0	0	1.00%	29.4%	12/31/2024	3.37	0	0	0.75%	29.7%
12/31/2023	2.48	28	69	1.25%	21.6%	12/31/2023	2.54	0	0	1.00%	21.9%	12/31/2023	2.60	0	0	0.75%	22.2%
12/31/2022	2.04	34	70	1.25%	-15.4%	12/31/2022	2.08	0	0	1.00%	-15.1%	12/31/2022	2.13	0	0	0.75%	-14.9%
12/31/2021	2.41	32	76	1.25%	29.2%	12/31/2021	2.46	0	0	1.00%	29.6%	12/31/2021	2.50	0	0	0.75%	29.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.13	0	$0	0.50%	19.3%	12/31/2025	$4.25	0	$0	0.25%	19.6%	12/31/2025	$4.38	0	$0	0.00%	19.9%
12/31/2024	3.46	0	0	0.50%	30.0%	12/31/2024	3.56	0	0	0.25%	30.3%	12/31/2024	3.65	0	0	0.00%	30.7%
12/31/2023	2.66	0	0	0.50%	22.6%	12/31/2023	2.73	0	0	0.25%	22.9%	12/31/2023	2.79	0	0	0.00%	23.2%
12/31/2022	2.17	0	0	0.50%	-14.7%	12/31/2022	2.22	0	0	0.25%	-14.5%	12/31/2022	2.27	0	0	0.00%	-14.3%
12/31/2021	2.55	0	0	0.50%	30.2%	12/31/2021	2.60	0	0	0.25%	30.5%	12/31/2021	2.65	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.2%
2023	0.4%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund Institutional Class - 06-051

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,703	$47,102	1,150
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$60,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,733	15,487	$3.92
Band 100	-	-	4.04
Band 75	-	-	4.15
Band 50	-	-	4.28
Band 25	-	-	4.40
Band 0	-	-	4.53
Total	$60,733	15,487

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$153
Mortality & expense charges			(1,735)
Net investment income (loss)			(1,582)

Gain (loss) on investments:
Net realized gain (loss)			64,423
Realized gain distributions			2,508
Net change in unrealized appreciation (depreciation)			(40,095)
Net gain (loss)			26,836

Increase (decrease) in net assets from operations			$25,254

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,582)	$(1,358)
Net realized gain (loss)		64,423	448
Realized gain distributions		2,508	15,214
Net change in unrealized appreciation (depreciation)		(40,095)	30,108

Increase (decrease) in net assets from operations		25,254	44,412

Contract owner transactions:
Proceeds from units sold		10,162	10,492
Cost of units redeemed		(176,901)	(10)
Account charges		(12)	(17)
Increase (decrease)		(166,751)	10,465
Net increase (decrease)		(141,497)	54,877
Net assets, beginning		202,230	147,353
Net assets, ending		$60,733	$202,230

Units sold		2,881	3,488
Units redeemed		(48,632)	(5)
Net increase (decrease)		(45,751)	3,483
Units outstanding, beginning		61,238	57,755
Units outstanding, ending		15,487	61,238

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$182,158
Cost of units redeemed/account charges			(262,971)
Net investment income (loss)			(7,031)
Net realized gain (loss)			73,613
Realized gain distributions			61,363
Net change in unrealized appreciation (depreciation)			13,601
Net assets			$60,733

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.92	15	$61	1.25%	18.7%	12/31/2025	$4.04	0	$0	1.00%	19.0%	12/31/2025	$4.15	0	$0	0.75%	19.3%
12/31/2024	3.30	61	202	1.25%	29.4%	12/31/2024	3.39	0	0	1.00%	29.8%	12/31/2024	3.48	0	0	0.75%	30.1%
12/31/2023	2.55	58	147	1.25%	22.0%	12/31/2023	2.61	0	0	1.00%	22.3%	12/31/2023	2.68	0	0	0.75%	22.6%
12/31/2022	2.09	51	108	1.25%	-15.1%	12/31/2022	2.14	0	0	1.00%	-14.9%	12/31/2022	2.18	0	0	0.75%	-14.7%
12/31/2021	2.46	64	157	1.25%	29.6%	12/31/2021	2.51	0	0	1.00%	29.9%	12/31/2021	2.56	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.28	0	$0	0.50%	19.6%	12/31/2025	$4.40	0	$0	0.25%	19.9%	12/31/2025	$4.53	0	$0	0.00%	20.2%
12/31/2024	3.57	0	0	0.50%	30.4%	12/31/2024	3.67	0	0	0.25%	30.7%	12/31/2024	3.77	0	0	0.00%	31.1%
12/31/2023	2.74	0	0	0.50%	22.9%	12/31/2023	2.81	0	0	0.25%	23.2%	12/31/2023	2.87	0	0	0.00%	23.5%
12/31/2022	2.23	0	0	0.50%	-14.5%	12/31/2022	2.28	0	0	0.25%	-14.2%	12/31/2022	2.33	0	0	0.00%	-14.0%
12/31/2021	2.61	0	0	0.50%	30.6%	12/31/2021	2.66	0	0	0.25%	30.9%	12/31/2021	2.71	0	0	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.5%
2023	0.8%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund R6 Class - 06-CXG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,935	$114,341	5,654
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$96,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,983	31,739	$3.06
Band 100	-	-	3.13
Band 75	-	-	3.20
Band 50	-	-	3.27
Band 25	-	-	3.35
Band 0	-	-	3.42
Total	$96,983	31,739

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,106)
Net investment income (loss)			(1,106)

Gain (loss) on investments:
Net realized gain (loss)			(99)
Realized gain distributions			21,971
Net change in unrealized appreciation (depreciation)			(7,100)
Net gain (loss)			14,772

Increase (decrease) in net assets from operations			$13,666

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,106)	$(831)
Net realized gain (loss)		(99)	76
Realized gain distributions		21,971	22,010
Net change in unrealized appreciation (depreciation)		(7,100)	(10,296)

Increase (decrease) in net assets from operations		13,666	10,959

Contract owner transactions:
Proceeds from units sold		582	61,994
Cost of units redeemed		-	-
Account charges		(6)	(6)
Increase (decrease)		576	61,988
Net increase (decrease)		14,242	72,947
Net assets, beginning		82,741	9,794
Net assets, ending		$96,983	$82,741

Units sold		205	26,941
Units redeemed		(2)	(2)
Net increase (decrease)		203	26,939
Units outstanding, beginning		31,536	4,597
Units outstanding, ending		31,739	31,536

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$346,068
Cost of units redeemed/account charges			(379,217)
Net investment income (loss)			(13,275)
Net realized gain (loss)			42,565
Realized gain distributions			118,248
Net change in unrealized appreciation (depreciation)			(17,406)
Net assets			$96,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	32	$97	1.25%	16.5%	12/31/2025	$3.13	0	$0	1.00%	16.8%	12/31/2025	$3.20	0	$0	0.75%	17.0%
12/31/2024	2.62	32	83	1.25%	23.2%	12/31/2024	2.68	0	0	1.00%	23.5%	12/31/2024	2.73	0	0	0.75%	23.8%
12/31/2023	2.13	5	10	1.25%	31.1%	12/31/2023	2.17	0	0	1.00%	31.4%	12/31/2023	2.21	0	0	0.75%	31.8%
12/31/2022	1.62	61	99	1.25%	-30.6%	12/31/2022	1.65	0	0	1.00%	-30.5%	12/31/2022	1.67	0	0	0.75%	-30.3%
12/31/2021	2.34	57	132	1.25%	12.5%	12/31/2021	2.37	0	0	1.00%	12.7%	12/31/2021	2.40	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.27	0	$0	0.50%	17.3%	12/31/2025	$3.35	0	$0	0.25%	17.6%	12/31/2025	$3.42	0	$0	0.00%	17.9%
12/31/2024	2.79	0	0	0.50%	24.1%	12/31/2024	2.84	0	0	0.25%	24.4%	12/31/2024	2.90	0	0	0.00%	24.7%
12/31/2023	2.25	0	0	0.50%	32.1%	12/31/2023	2.29	0	0	0.25%	32.4%	12/31/2023	2.33	0	0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-30.1%	12/31/2022	1.73	0	0	0.25%	-29.9%	12/31/2022	1.75	0	0	0.00%	-29.8%
12/31/2021	2.43	0	0	0.50%	13.3%	12/31/2021	2.46	0	0	0.25%	13.6%	12/31/2021	2.50	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust R6 Class - 06-GKM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,529,222	$2,529,817	389,912
Receivables: investments sold	13,009
Payables: investments purchased	-
Net assets	$2,542,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,542,231	1,897,265	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$2,542,231	1,897,265

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$141,312
Mortality & expense charges			(32,083)
Net investment income (loss)			109,229

Gain (loss) on investments:
Net realized gain (loss)			(14,462)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76,611
Net gain (loss)			62,149

Increase (decrease) in net assets from operations			$171,378

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109,229	$108,690
Net realized gain (loss)		(14,462)	(22,559)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		76,611	58,936

Increase (decrease) in net assets from operations		171,378	145,067

Contract owner transactions:
Proceeds from units sold		4,828,791	5,446,093
Cost of units redeemed		(5,249,104)	(5,404,214)
Account charges		(6,092)	(6,305)
Increase (decrease)		(426,405)	35,574
Net increase (decrease)		(255,027)	180,641
Net assets, beginning		2,797,258	2,616,617
Net assets, ending		$2,542,231	$2,797,258

Units sold		3,827,714	4,526,957
Units redeemed		(4,163,637)	(4,495,286)
Net increase (decrease)		(335,923)	31,671
Units outstanding, beginning		2,233,188	2,201,517
Units outstanding, ending		1,897,265	2,233,188

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,966,391
Cost of units redeemed/account charges			(21,724,988)
Net investment income (loss)			461,819
Net realized gain (loss)			(172,340)
Realized gain distributions			11,944
Net change in unrealized appreciation (depreciation)			(595)
Net assets			$2,542,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	1,897	$2,542	1.25%	7.0%	12/31/2025	$1.37	0	$0	1.00%	7.2%	12/31/2025	$1.39	0	$0	0.75%	7.5%
12/31/2024	1.25	2,233	2,797	1.25%	5.4%	12/31/2024	1.27	0	0	1.00%	5.7%	12/31/2024	1.30	0	0	0.75%	5.9%
12/31/2023	1.19	2,202	2,617	1.25%	12.1%	12/31/2023	1.21	0	0	1.00%	12.3%	12/31/2023	1.23	0	0	0.75%	12.6%
12/31/2022	1.06	2,254	2,390	1.25%	-13.1%	12/31/2022	1.07	0	0	1.00%	-12.9%	12/31/2022	1.09	0	0	0.75%	-12.7%
12/31/2021	1.22	2,416	2,949	1.25%	6.7%	12/31/2021	1.23	0	0	1.00%	7.0%	12/31/2021	1.25	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	0.50%	7.8%	12/31/2025	$1.45	0	$0	0.25%	8.0%	12/31/2025	$1.48	0	$0	0.00%	8.3%
12/31/2024	1.32	0	0	0.50%	6.2%	12/31/2024	1.34	0	0	0.25%	6.5%	12/31/2024	1.37	0	0	0.00%	6.7%
12/31/2023	1.24	0	0	0.50%	12.9%	12/31/2023	1.26	0	0	0.25%	13.2%	12/31/2023	1.28	0	0	0.00%	13.5%
12/31/2022	1.10	0	0	0.50%	-12.5%	12/31/2022	1.12	0	0	0.25%	-12.2%	12/31/2022	1.13	0	0	0.00%	-12.0%
12/31/2021	1.26	0	0	0.50%	7.5%	12/31/2021	1.27	0	0	0.25%	7.8%	12/31/2021	1.28	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	5.3%
2023	6.0%
2022	4.9%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund R6 Class - 06-GKN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,934	$283,418	7,183
Receivables: investments sold	-
Payables: investments purchased	(3,428)
Net assets	$316,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,506	191,957	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$316,506	191,957

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,090
Mortality & expense charges			(3,814)
Net investment income (loss)			4,276

Gain (loss) on investments:
Net realized gain (loss)			7,648
Realized gain distributions			19,748
Net change in unrealized appreciation (depreciation)			59,929
Net gain (loss)			87,325

Increase (decrease) in net assets from operations			$91,601

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,276	$2,117
Net realized gain (loss)		7,648	(444)
Realized gain distributions		19,748	5,330
Net change in unrealized appreciation (depreciation)		59,929	(16,770)

Increase (decrease) in net assets from operations		91,601	(9,767)

Contract owner transactions:
Proceeds from units sold		46,124	116,981
Cost of units redeemed		(82,202)	(16,946)
Account charges		(93)	(40)
Increase (decrease)		(36,171)	99,995
Net increase (decrease)		55,430	90,228
Net assets, beginning		261,076	170,848
Net assets, ending		$316,506	$261,076

Units sold		31,013	90,501
Units redeemed		(53,804)	(13,273)
Net increase (decrease)		(22,791)	77,228
Units outstanding, beginning		214,748	137,520
Units outstanding, ending		191,957	214,748

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$487,516
Cost of units redeemed/account charges			(250,989)
Net investment income (loss)			8,840
Net realized gain (loss)			(24,492)
Realized gain distributions			59,115
Net change in unrealized appreciation (depreciation)			36,516
Net assets			$316,506

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	192	$317	1.25%	35.6%	12/31/2025	$1.68	0	$0	1.00%	36.0%	12/31/2025	$1.72	0	$0	0.75%	36.3%
12/31/2024	1.22	215	261	1.25%	-2.1%	12/31/2024	1.24	0	0	1.00%	-1.9%	12/31/2024	1.26	0	0	0.75%	-1.6%
12/31/2023	1.24	138	171	1.25%	15.9%	12/31/2023	1.26	0	0	1.00%	16.2%	12/31/2023	1.28	0	0	0.75%	16.5%
12/31/2022	1.07	97	104	1.25%	-9.9%	12/31/2022	1.09	0	0	1.00%	-9.7%	12/31/2022	1.10	0	0	0.75%	-9.4%
12/31/2021	1.19	197	235	1.25%	3.8%	12/31/2021	1.20	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	36.6%	12/31/2025	$1.79	0	$0	0.25%	37.0%	12/31/2025	$1.82	0	$0	0.00%	37.3%
12/31/2024	1.28	0	0	0.50%	-1.4%	12/31/2024	1.30	0	0	0.25%	-1.2%	12/31/2024	1.33	0	0	0.00%	-0.9%
12/31/2023	1.30	0	0	0.50%	16.8%	12/31/2023	1.32	0	0	0.25%	17.1%	12/31/2023	1.34	0	0	0.00%	17.4%
12/31/2022	1.11	0	0	0.50%	-9.2%	12/31/2022	1.13	0	0	0.25%	-9.0%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.23	0	0	0.50%	4.5%	12/31/2021	1.24	0	0	0.25%	4.8%	12/31/2021	1.25	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.3%
2023	1.9%
2022	1.3%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund A Class - 06-FTW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,894	$219,897	8,636
Receivables: investments sold	-
Payables: investments purchased	(5,541)
Net assets	$252,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,353	125,651	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.14
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$252,353	125,651

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,885)
Net investment income (loss)			(2,885)

Gain (loss) on investments:
Net realized gain (loss)			122
Realized gain distributions			10,573
Net change in unrealized appreciation (depreciation)			26,721
Net gain (loss)			37,416

Increase (decrease) in net assets from operations			$34,531

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,885)	$(2,570)
Net realized gain (loss)		122	8,178
Realized gain distributions		10,573	-
Net change in unrealized appreciation (depreciation)		26,721	10,408

Increase (decrease) in net assets from operations		34,531	16,016

Contract owner transactions:
Proceeds from units sold		7,583	691,395
Cost of units redeemed		(17,086)	(487,349)
Account charges		(17)	(18)
Increase (decrease)		(9,520)	204,028
Net increase (decrease)		25,011	220,044
Net assets, beginning		227,342	7,298
Net assets, ending		$252,353	$227,342

Units sold		4,939	431,689
Units redeemed		(9,848)	(305,902)
Net increase (decrease)		(4,909)	125,787
Units outstanding, beginning		130,560	4,773
Units outstanding, ending		125,651	130,560

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,364,731
Cost of units redeemed/account charges			(1,172,361)
Net investment income (loss)			(9,868)
Net realized gain (loss)			(1,400)
Realized gain distributions			33,254
Net change in unrealized appreciation (depreciation)			37,997
Net assets			$252,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	126	$252	1.25%	15.3%	12/31/2025	$2.05	0	$0	1.00%	15.6%	12/31/2025	$2.10	0	$0	0.75%	15.9%
12/31/2024	1.74	131	227	1.25%	13.9%	12/31/2024	1.77	0	0	1.00%	14.2%	12/31/2024	1.81	0	0	0.75%	14.5%
12/31/2023	1.53	5	7	1.25%	17.9%	12/31/2023	1.55	0	0	1.00%	18.2%	12/31/2023	1.58	0	0	0.75%	18.4%
12/31/2022	1.30	5	6	1.25%	-29.3%	12/31/2022	1.32	0	0	1.00%	-29.1%	12/31/2022	1.33	0	0	0.75%	-29.0%
12/31/2021	1.84	13	24	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	0	$0	0.50%	16.2%	12/31/2025	$2.19	0	$0	0.25%	16.5%	12/31/2025	$2.23	0	$0	0.00%	16.8%
12/31/2024	1.84	0	0	0.50%	14.7%	12/31/2024	1.88	0	0	0.25%	15.0%	12/31/2024	1.91	0	0	0.00%	15.3%
12/31/2023	1.61	0	0	0.50%	18.7%	12/31/2023	1.63	0	0	0.25%	19.0%	12/31/2023	1.66	0	0	0.00%	19.3%
12/31/2022	1.35	0	0	0.50%	-28.8%	12/31/2022	1.37	0	0	0.25%	-28.6%	12/31/2022	1.39	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	16.7%	12/31/2021	1.92	0	0	0.25%	17.0%	12/31/2021	1.94	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,486	$201,014	6,677
Receivables: investments sold	268
Payables: investments purchased	-
Net assets	$211,754

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,754	103,183	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$211,754	103,183

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(882)
Net investment income (loss)			(882)

Gain (loss) on investments:
Net realized gain (loss)			4,037
Realized gain distributions			2,557
Net change in unrealized appreciation (depreciation)			9,274
Net gain (loss)			15,868

Increase (decrease) in net assets from operations			$14,986

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(882)	$(469)
Net realized gain (loss)		4,037	487
Realized gain distributions		2,557	-
Net change in unrealized appreciation (depreciation)		9,274	5,099

Increase (decrease) in net assets from operations		14,986	5,117

Contract owner transactions:
Proceeds from units sold		200,253	6,820
Cost of units redeemed		(35,826)	(20,566)
Account charges		(66)	(222)
Increase (decrease)		164,361	(13,968)
Net increase (decrease)		179,347	(8,851)
Net assets, beginning		32,407	41,258
Net assets, ending		$211,754	$32,407

Units sold		103,788	3,728
Units redeemed		(18,865)	(12,014)
Net increase (decrease)		84,923	(8,286)
Units outstanding, beginning		18,260	26,546
Units outstanding, ending		103,183	18,260

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$756,143
Cost of units redeemed/account charges			(665,599)
Net investment income (loss)			(11,859)
Net realized gain (loss)			96,247
Realized gain distributions			26,350
Net change in unrealized appreciation (depreciation)			10,472
Net assets			$211,754

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	103	$212	1.25%	15.6%	12/31/2025	$2.10	0	$0	1.00%	15.9%	12/31/2025	$2.14	0	$0	0.75%	16.2%
12/31/2024	1.77	18	32	1.25%	14.2%	12/31/2024	1.81	0	0	1.00%	14.5%	12/31/2024	1.84	0	0	0.75%	14.8%
12/31/2023	1.55	27	41	1.25%	18.2%	12/31/2023	1.58	0	0	1.00%	18.4%	12/31/2023	1.61	0	0	0.75%	18.7%
12/31/2022	1.32	26	34	1.25%	-29.1%	12/31/2022	1.33	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	39	72	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	16.5%	12/31/2025	$2.23	0	$0	0.25%	16.8%	12/31/2025	$2.28	0	$0	0.00%	17.1%
12/31/2024	1.88	0	0	0.50%	15.1%	12/31/2024	1.91	0	0	0.25%	15.3%	12/31/2024	1.95	0	0	0.00%	15.6%
12/31/2023	1.63	0	0	0.50%	19.0%	12/31/2023	1.66	0	0	0.25%	19.3%	12/31/2023	1.69	0	0	0.00%	19.6%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.96	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund R6 Class - 06-FTX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153,976	$146,110	4,812
Receivables: investments sold	-
Payables: investments purchased	(1,235)
Net assets	$152,741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,741	74,316	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$152,741	74,316

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,539)
Net investment income (loss)			(2,539)

Gain (loss) on investments:
Net realized gain (loss)			41,831
Realized gain distributions			4,488
Net change in unrealized appreciation (depreciation)			(9,366)
Net gain (loss)			36,953

Increase (decrease) in net assets from operations			$34,414

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,539)	$(2,715)
Net realized gain (loss)		41,831	(488)
Realized gain distributions		4,488	-
Net change in unrealized appreciation (depreciation)		(9,366)	31,629

Increase (decrease) in net assets from operations		34,414	28,426

Contract owner transactions:
Proceeds from units sold		106,519	26,805
Cost of units redeemed		(223,984)	(14,058)
Account charges		(249)	(202)
Increase (decrease)		(117,714)	12,545
Net increase (decrease)		(83,300)	40,971
Net assets, beginning		236,041	195,070
Net assets, ending		$152,741	$236,041

Units sold		53,278	16,289
Units redeemed		(111,791)	(8,793)
Net increase (decrease)		(58,513)	7,496
Units outstanding, beginning		132,829	125,333
Units outstanding, ending		74,316	132,829

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$614,800
Cost of units redeemed/account charges			(566,104)
Net investment income (loss)			(17,776)
Net realized gain (loss)			26,741
Realized gain distributions			87,214
Net change in unrealized appreciation (depreciation)			7,866
Net assets			$152,741

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	74	$153	1.25%	15.7%	12/31/2025	$2.10	0	$0	1.00%	15.9%	12/31/2025	$2.14	0	$0	0.75%	16.2%
12/31/2024	1.78	133	236	1.25%	14.2%	12/31/2024	1.81	0	0	1.00%	14.5%	12/31/2024	1.85	0	0	0.75%	14.7%
12/31/2023	1.56	125	195	1.25%	18.2%	12/31/2023	1.58	0	0	1.00%	18.5%	12/31/2023	1.61	0	0	0.75%	18.8%
12/31/2022	1.32	131	172	1.25%	-29.2%	12/31/2022	1.34	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	153	284	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.5%	12/31/2021	1.90	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	16.5%	12/31/2025	$2.24	0	$0	0.25%	16.8%	12/31/2025	$2.29	0	$0	0.00%	17.1%
12/31/2024	1.88	0	0	0.50%	15.0%	12/31/2024	1.92	0	0	0.25%	15.3%	12/31/2024	1.95	0	0	0.00%	15.6%
12/31/2023	1.63	0	0	0.50%	19.1%	12/31/2023	1.66	0	0	0.25%	19.4%	12/31/2023	1.69	0	0	0.00%	19.7%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.4%	12/31/2021	1.97	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Core Fund R6 Class - 06-3MG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$587,078	$558,724	20,629
Receivables: investments sold	-
Payables: investments purchased	(988)
Net assets	$586,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$586,090	341,989	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.88
Total	$586,090	341,989

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,030
Mortality & expense charges			(7,403)
Net investment income (loss)			(5,373)

Gain (loss) on investments:
Net realized gain (loss)			47,656
Realized gain distributions			41,765
Net change in unrealized appreciation (depreciation)			(18,531)
Net gain (loss)			70,890

Increase (decrease) in net assets from operations			$65,517

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,373)	$(2,159)
Net realized gain (loss)		47,656	1,396
Realized gain distributions		41,765	-
Net change in unrealized appreciation (depreciation)		(18,531)	32,229

Increase (decrease) in net assets from operations		65,517	31,466

Contract owner transactions:
Proceeds from units sold		448,105	26,493
Cost of units redeemed		(197,916)	(12,536)
Account charges		(344)	(376)
Increase (decrease)		249,845	13,581
Net increase (decrease)		315,362	45,047
Net assets, beginning		270,728	225,681
Net assets, ending		$586,090	$270,728

Units sold		284,428	18,657
Units redeemed		(120,522)	(8,913)
Net increase (decrease)		163,906	9,744
Units outstanding, beginning		178,083	168,339
Units outstanding, ending		341,989	178,083

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$740,274
Cost of units redeemed/account charges			(273,477)
Net investment income (loss)			(10,853)
Net realized gain (loss)			40,726
Realized gain distributions			61,066
Net change in unrealized appreciation (depreciation)			28,354
Net assets			$586,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	342	$586	1.25%	12.7%	12/31/2025	$1.74	0	$0	1.00%	13.0%	12/31/2025	$1.78	0	$0	0.75%	13.3%
12/31/2024	1.52	178	271	1.25%	13.4%	12/31/2024	1.54	0	0	1.00%	13.7%	12/31/2024	1.57	0	0	0.75%	14.0%
12/31/2023	1.34	168	226	1.25%	19.1%	12/31/2023	1.36	0	0	1.00%	19.4%	12/31/2023	1.38	0	0	0.75%	19.7%
12/31/2022	1.13	173	195	1.25%	-24.0%	12/31/2022	1.14	0	0	1.00%	-23.9%	12/31/2022	1.15	0	0	0.75%	-23.7%
12/31/2021	1.48	66	98	1.25%	28.7%	12/31/2021	1.49	0	0	1.00%	29.0%	12/31/2021	1.51	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	0.50%	13.6%	12/31/2025	$1.84	0	$0	0.25%	13.9%	12/31/2025	$1.88	0	$0	0.00%	14.1%
12/31/2024	1.59	0	0	0.50%	14.3%	12/31/2024	1.62	0	0	0.25%	14.5%	12/31/2024	1.64	0	0	0.00%	14.8%
12/31/2023	1.39	0	0	0.50%	20.0%	12/31/2023	1.41	0	0	0.25%	20.3%	12/31/2023	1.43	0	0	0.00%	20.6%
12/31/2022	1.16	0	0	0.50%	-23.5%	12/31/2022	1.17	0	0	0.25%	-23.3%	12/31/2022	1.19	0	0	0.00%	-23.1%
12/31/2021	1.52	0	0	0.50%	29.6%	12/31/2021	1.53	0	0	0.25%	29.9%	12/31/2021	1.54	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.4%
2023	0.3%
2022	0.3%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Institutional High Yield Bond Fund R6 Class - 06-3GV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$417,862	$412,295	46,329
Receivables: investments sold	489
Payables: investments purchased	-
Net assets	$418,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,351	321,024	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$418,351	321,024

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,040
Mortality & expense charges			(4,971)
Net investment income (loss)			20,069

Gain (loss) on investments:
Net realized gain (loss)			151
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,974
Net gain (loss)			7,125

Increase (decrease) in net assets from operations			$27,194

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,069	$18,977
Net realized gain (loss)		151	(135)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,974	1,763

Increase (decrease) in net assets from operations		27,194	20,605

Contract owner transactions:
Proceeds from units sold		41,308	59,113
Cost of units redeemed		(64,489)	(41,059)
Account charges		(79)	(52)
Increase (decrease)		(23,260)	18,002
Net increase (decrease)		3,934	38,607
Net assets, beginning		414,417	375,810
Net assets, ending		$418,351	$414,417

Units sold		32,872	50,202
Units redeemed		(52,265)	(34,551)
Net increase (decrease)		(19,393)	15,651
Units outstanding, beginning		340,417	324,766
Units outstanding, ending		321,024	340,417

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$807,584
Cost of units redeemed/account charges			(461,326)
Net investment income (loss)			80,899
Net realized gain (loss)			(14,373)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,567
Net assets			$418,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	321	$418	1.25%	7.0%	12/31/2025	$1.33	0	$0	1.00%	7.3%	12/31/2025	$1.35	0	$0	0.75%	7.6%
12/31/2024	1.22	340	414	1.25%	5.2%	12/31/2024	1.24	0	0	1.00%	5.5%	12/31/2024	1.26	0	0	0.75%	5.7%
12/31/2023	1.16	325	376	1.25%	11.7%	12/31/2023	1.17	0	0	1.00%	12.0%	12/31/2023	1.19	0	0	0.75%	12.3%
12/31/2022	1.04	243	251	1.25%	-12.6%	12/31/2022	1.05	0	0	1.00%	-12.4%	12/31/2022	1.06	0	0	0.75%	-12.1%
12/31/2021	1.18	243	288	1.25%	3.5%	12/31/2021	1.20	0	0	1.00%	3.7%	12/31/2021	1.21	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	0.50%	7.9%	12/31/2025	$1.40	0	$0	0.25%	8.1%	12/31/2025	$1.43	0	$0	0.00%	8.4%
12/31/2024	1.28	0	0	0.50%	6.0%	12/31/2024	1.30	0	0	0.25%	6.3%	12/31/2024	1.32	0	0	0.00%	6.5%
12/31/2023	1.21	0	0	0.50%	12.6%	12/31/2023	1.22	0	0	0.25%	12.8%	12/31/2023	1.24	0	0	0.00%	13.1%
12/31/2022	1.07	0	0	0.50%	-11.9%	12/31/2022	1.08	0	0	0.25%	-11.7%	12/31/2022	1.09	0	0	0.00%	-11.5%
12/31/2021	1.22	0	0	0.50%	4.3%	12/31/2021	1.23	0	0	0.25%	4.5%	12/31/2021	1.24	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	6.1%
2023	6.0%
2022	5.7%
2021	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core Institutional Class - 06-4FT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,750	$407,734	16,194
Receivables: investments sold	-
Payables: investments purchased	(1,831)
Net assets	$459,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,919	257,502	$1.79
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$459,919	257,502

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,495
Mortality & expense charges			(5,208)
Net investment income (loss)			(3,713)

Gain (loss) on investments:
Net realized gain (loss)			8,775
Realized gain distributions			32,761
Net change in unrealized appreciation (depreciation)			4,398
Net gain (loss)			45,934

Increase (decrease) in net assets from operations			$42,221

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,713)	$(3,548)
Net realized gain (loss)		8,775	18,110
Realized gain distributions		32,761	-
Net change in unrealized appreciation (depreciation)		4,398	43,583

Increase (decrease) in net assets from operations		42,221	58,145

Contract owner transactions:
Proceeds from units sold		157,819	498,987
Cost of units redeemed		(182,759)	(190,008)
Account charges		(1,969)	(2,256)
Increase (decrease)		(26,909)	306,723
Net increase (decrease)		15,312	364,868
Net assets, beginning		444,607	79,739
Net assets, ending		$459,919	$444,607

Units sold		103,834	346,189
Units redeemed		(126,918)	(122,665)
Net increase (decrease)		(23,084)	223,524
Units outstanding, beginning		280,586	57,062
Units outstanding, ending		257,502	280,586

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,019,310
Cost of units redeemed/account charges			(741,226)
Net investment income (loss)			(12,816)
Net realized gain (loss)			82,546
Realized gain distributions			58,089
Net change in unrealized appreciation (depreciation)			54,016
Net assets			$459,919

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	258	$460	1.25%	12.7%	12/31/2025	$1.81	0	$0	1.00%	13.0%	12/31/2025	$1.84	0	$0	0.75%	13.3%
12/31/2024	1.58	281	445	1.25%	13.4%	12/31/2024	1.61	0	0	1.00%	13.7%	12/31/2024	1.63	0	0	0.75%	14.0%
12/31/2023	1.40	57	80	1.25%	19.1%	12/31/2023	1.41	0	0	1.00%	19.4%	12/31/2023	1.43	0	0	0.75%	19.7%
12/31/2022	1.17	50	58	1.25%	-24.1%	12/31/2022	1.18	0	0	1.00%	-23.9%	12/31/2022	1.19	0	0	0.75%	-23.7%
12/31/2021	1.55	116	178	1.25%	28.7%	12/31/2021	1.55	0	0	1.00%	29.0%	12/31/2021	1.56	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	13.6%	12/31/2025	$1.90	0	$0	0.25%	13.9%	12/31/2025	$1.93	0	$0	0.00%	14.1%
12/31/2024	1.65	0	0	0.50%	14.3%	12/31/2024	1.67	0	0	0.25%	14.5%	12/31/2024	1.69	0	0	0.00%	14.8%
12/31/2023	1.44	0	0	0.50%	20.0%	12/31/2023	1.46	0	0	0.25%	20.3%	12/31/2023	1.47	0	0	0.00%	20.6%
12/31/2022	1.20	0	0	0.50%	-23.5%	12/31/2022	1.21	0	0	0.25%	-23.3%	12/31/2022	1.22	0	0	0.00%	-23.1%
12/31/2021	1.57	0	0	0.50%	29.6%	12/31/2021	1.58	0	0	0.25%	29.9%	12/31/2021	1.59	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.6%
2023	0.4%
2022	0.1%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core A Class - 06-4FR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,371	$372,394	15,422
Receivables: investments sold	-
Payables: investments purchased	(265)
Net assets	$416,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$416,106	236,544	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$416,106	236,544

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$474
Mortality & expense charges			(5,260)
Net investment income (loss)			(4,786)

Gain (loss) on investments:
Net realized gain (loss)			48,404
Realized gain distributions			31,129
Net change in unrealized appreciation (depreciation)			(18,885)
Net gain (loss)			60,648

Increase (decrease) in net assets from operations			$55,862

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,786)	$(8,189)
Net realized gain (loss)		48,404	20,742
Realized gain distributions		31,129	-
Net change in unrealized appreciation (depreciation)		(18,885)	73,323

Increase (decrease) in net assets from operations		55,862	85,876

Contract owner transactions:
Proceeds from units sold		85,553	796,890
Cost of units redeemed		(510,263)	(639,283)
Account charges		(1,182)	(1,251)
Increase (decrease)		(425,892)	156,356
Net increase (decrease)		(370,030)	242,232
Net assets, beginning		786,136	543,904
Net assets, ending		$416,106	$786,136

Units sold		56,938	545,595
Units redeemed		(322,757)	(436,374)
Net increase (decrease)		(265,819)	109,221
Units outstanding, beginning		502,363	393,142
Units outstanding, ending		236,544	502,363

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,101,522
Cost of units redeemed/account charges			(1,894,965)
Net investment income (loss)			(32,959)
Net realized gain (loss)			48,665
Realized gain distributions			149,866
Net change in unrealized appreciation (depreciation)			43,977
Net assets			$416,106

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	237	$416	1.25%	12.4%	12/31/2025	$1.79	0	$0	1.00%	12.7%	12/31/2025	$1.81	0	$0	0.75%	13.0%
12/31/2024	1.56	502	786	1.25%	13.1%	12/31/2024	1.59	0	0	1.00%	13.4%	12/31/2024	1.61	0	0	0.75%	13.7%
12/31/2023	1.38	393	544	1.25%	18.8%	12/31/2023	1.40	0	0	1.00%	19.1%	12/31/2023	1.41	0	0	0.75%	19.4%
12/31/2022	1.16	442	515	1.25%	-24.2%	12/31/2022	1.17	0	0	1.00%	-24.0%	12/31/2022	1.18	0	0	0.75%	-23.8%
12/31/2021	1.54	470	723	1.25%	28.3%	12/31/2021	1.55	0	0	1.00%	28.6%	12/31/2021	1.55	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	0.50%	13.3%	12/31/2025	$1.87	0	$0	0.25%	13.5%	12/31/2025	$1.90	0	$0	0.00%	13.8%
12/31/2024	1.63	0	0	0.50%	14.0%	12/31/2024	1.65	0	0	0.25%	14.3%	12/31/2024	1.67	0	0	0.00%	14.5%
12/31/2023	1.43	0	0	0.50%	19.7%	12/31/2023	1.44	0	0	0.25%	20.0%	12/31/2023	1.46	0	0	0.00%	20.3%
12/31/2022	1.19	0	0	0.50%	-23.6%	12/31/2022	1.20	0	0	0.25%	-23.5%	12/31/2022	1.21	0	0	0.00%	-23.3%
12/31/2021	1.56	0	0	0.50%	29.2%	12/31/2021	1.57	0	0	0.25%	29.6%	12/31/2021	1.58	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.1%
2022	0.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	5.9%	12/31/2025	$1.02	0	$0	1.00%	6.2%	12/31/2025	$1.04	0	$0	0.75%	6.4%
12/31/2024	0.95	0	0	1.25%	1.4%	12/31/2024	0.96	0	0	1.00%	1.6%	12/31/2024	0.97	0	0	0.75%	1.9%
12/31/2023	0.94	0	0	1.25%	6.6%	12/31/2023	0.95	0	0	1.00%	6.9%	12/31/2023	0.95	0	0	0.75%	7.1%
12/31/2022	0.88	0	0	1.25%	-15.4%	12/31/2022	0.89	0	0	1.00%	-15.2%	12/31/2022	0.89	0	0	0.75%	-15.0%
12/31/2021	1.04	0	0	1.25%	-1.1%	12/31/2021	1.04	0	0	1.00%	-0.8%	12/31/2021	1.05	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	6.7%	12/31/2025	$1.06	0	$0	0.25%	7.0%	12/31/2025	$1.08	0	$0	0.00%	7.2%
12/31/2024	0.98	0	0	0.50%	2.2%	12/31/2024	1.00	0	0	0.25%	2.4%	12/31/2024	1.01	0	0	0.00%	2.7%
12/31/2023	0.96	0	0	0.50%	7.4%	12/31/2023	0.97	0	0	0.25%	7.7%	12/31/2023	0.98	0	0	0.00%	7.9%
12/31/2022	0.90	0	0	0.50%	-14.7%	12/31/2022	0.90	0	0	0.25%	-14.5%	12/31/2022	0.91	0	0	0.00%	-14.3%
12/31/2021	1.05	0	0	0.50%	-0.3%	12/31/2021	1.06	0	0	0.25%	-0.1%	12/31/2021	1.06	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(14)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			(869)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,185
Net gain (loss)			316

Increase (decrease) in net assets from operations			$302

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$256
Net realized gain (loss)		(869)	(385)
Realized gain distributions		-	969
Net change in unrealized appreciation (depreciation)		1,185	(1,185)

Increase (decrease) in net assets from operations		302	(345)

Contract owner transactions:
Proceeds from units sold		169	20,693
Cost of units redeemed		(14,450)	(6,334)
Account charges		(16)	(19)
Increase (decrease)		(14,297)	14,340
Net increase (decrease)		(13,995)	13,995
Net assets, beginning		13,995	-
Net assets, ending		$-	$13,995

Units sold		163	20,010
Units redeemed		(13,976)	(6,197)
Net increase (decrease)		(13,813)	13,813
Units outstanding, beginning		13,813	-
Units outstanding, ending		-	13,813

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,862
Cost of units redeemed/account charges			(20,819)
Net investment income (loss)			242
Net realized gain (loss)			(1,254)
Realized gain distributions			969
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	10.1%	12/31/2025	$1.13	0	$0	1.00%	10.3%	12/31/2025	$1.14	0	$0	0.75%	10.6%
12/31/2024	1.01	14	14	1.25%	8.0%	12/31/2024	1.02	0	0	1.00%	8.3%	12/31/2024	1.03	0	0	0.75%	8.5%
12/31/2023	0.94	0	0	1.25%	13.6%	12/31/2023	0.95	0	0	1.00%	13.9%	12/31/2023	0.95	0	0	0.75%	14.2%
12/31/2022	0.83	0	0	1.25%	-31.9%	12/31/2022	0.83	0	0	1.00%	-31.8%	12/31/2022	0.83	0	0	0.75%	-31.6%
12/31/2021	1.21	0	0	1.25%	1.7%	12/31/2021	1.22	0	0	1.00%	1.9%	12/31/2021	1.22	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	10.9%	12/31/2025	$1.17	0	$0	0.25%	11.2%	12/31/2025	$1.19	0	$0	0.00%	11.5%
12/31/2024	1.05	0	0	0.50%	8.8%	12/31/2024	1.06	0	0	0.25%	9.1%	12/31/2024	1.07	0	0	0.00%	9.3%
12/31/2023	0.96	0	0	0.50%	14.5%	12/31/2023	0.97	0	0	0.25%	14.7%	12/31/2023	0.98	0	0	0.00%	15.0%
12/31/2022	0.84	0	0	0.50%	-31.4%	12/31/2022	0.84	0	0	0.25%	-31.3%	12/31/2022	0.85	0	0	0.00%	-31.1%
12/31/2021	1.22	0	0	0.50%	2.5%	12/31/2021	1.23	0	0	0.25%	2.7%	12/31/2021	1.23	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	4.4%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Institutional Class - 06-788

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,629	$98,603	15,657
Receivables: investments sold	302
Payables: investments purchased	-
Net assets	$101,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,931	65,682	$1.55
Band 100	-	-	1.60
Band 75	-	-	1.64
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.78
Total	$101,931	65,682

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,348
Mortality & expense charges			(1,668)
Net investment income (loss)			5,680

Gain (loss) on investments:
Net realized gain (loss)			1,298
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,427
Net gain (loss)			2,725

Increase (decrease) in net assets from operations			$8,405

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,680	$8,959
Net realized gain (loss)		1,298	2,225
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,427	1,687

Increase (decrease) in net assets from operations		8,405	12,871

Contract owner transactions:
Proceeds from units sold		15,386	30,304
Cost of units redeemed		(81,878)	(106,708)
Account charges		(274)	(425)
Increase (decrease)		(66,766)	(76,829)
Net increase (decrease)		(58,361)	(63,958)
Net assets, beginning		160,292	224,250
Net assets, ending		$101,931	$160,292

Units sold		10,331	22,908
Units redeemed		(55,134)	(75,309)
Net increase (decrease)		(44,803)	(52,401)
Units outstanding, beginning		110,485	162,886
Units outstanding, ending		65,682	110,485

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,756,488
Cost of units redeemed/account charges			(5,393,812)
Net investment income (loss)			460,912
Net realized gain (loss)			252,568
Realized gain distributions			22,749
Net change in unrealized appreciation (depreciation)			3,026
Net assets			$101,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	66	$102	1.25%	7.0%	12/31/2025	$1.60	0	$0	1.00%	7.2%	12/31/2025	$1.64	0	$0	0.75%	7.5%
12/31/2024	1.45	110	160	1.25%	5.4%	12/31/2024	1.49	0	0	1.00%	5.6%	12/31/2024	1.53	0	0	0.75%	5.9%
12/31/2023	1.38	163	224	1.25%	11.9%	12/31/2023	1.41	0	0	1.00%	12.1%	12/31/2023	1.44	0	0	0.75%	12.4%
12/31/2022	1.23	197	242	1.25%	-13.0%	12/31/2022	1.26	0	0	1.00%	-12.8%	12/31/2022	1.28	0	0	0.75%	-12.6%
12/31/2021	1.41	237	335	1.25%	6.7%	12/31/2021	1.44	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	7.8%	12/31/2025	$1.73	0	$0	0.25%	8.0%	12/31/2025	$1.78	0	$0	0.00%	8.3%
12/31/2024	1.56	0	0	0.50%	6.2%	12/31/2024	1.60	0	0	0.25%	6.4%	12/31/2024	1.65	0	0	0.00%	6.7%
12/31/2023	1.47	0	0	0.50%	12.7%	12/31/2023	1.51	0	0	0.25%	13.0%	12/31/2023	1.54	0	0	0.00%	13.3%
12/31/2022	1.31	0	0	0.50%	-12.3%	12/31/2022	1.33	0	0	0.25%	-12.1%	12/31/2022	1.36	0	0	0.00%	-11.9%
12/31/2021	1.49	0	0	0.50%	7.5%	12/31/2021	1.52	0	0	0.25%	7.8%	12/31/2021	1.54	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	6.1%
2023	4.6%
2022	5.1%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Service Class - 06-918

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,149	$59,808	9,403
Receivables: investments sold	165
Payables: investments purchased	-
Net assets	$61,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,314	40,557	$1.51
Band 100	-	-	1.55
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.69
Band 0	-	-	1.74
Total	$61,314	40,557

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,954
Mortality & expense charges			(703)
Net investment income (loss)			2,251

Gain (loss) on investments:
Net realized gain (loss)			19
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,485
Net gain (loss)			1,504

Increase (decrease) in net assets from operations			$3,755

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,251	$1,522
Net realized gain (loss)		19	(74)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,485	618

Increase (decrease) in net assets from operations		3,755	2,066

Contract owner transactions:
Proceeds from units sold		7,354	23,058
Cost of units redeemed		(704)	(4,082)
Account charges		(170)	(122)
Increase (decrease)		6,480	18,854
Net increase (decrease)		10,235	20,920
Net assets, beginning		51,079	30,159
Net assets, ending		$61,314	$51,079

Units sold		5,049	16,766
Units redeemed		(598)	(3,033)
Net increase (decrease)		4,451	13,733
Units outstanding, beginning		36,106	22,373
Units outstanding, ending		40,557	36,106

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$821,897
Cost of units redeemed/account charges			(825,495)
Net investment income (loss)			45,918
Net realized gain (loss)			16,355
Realized gain distributions			1,298
Net change in unrealized appreciation (depreciation)			1,341
Net assets			$61,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	41	$61	1.25%	6.9%	12/31/2025	$1.55	0	$0	1.00%	7.1%	12/31/2025	$1.60	0	$0	0.75%	7.4%
12/31/2024	1.41	36	51	1.25%	4.9%	12/31/2024	1.45	0	0	1.00%	5.2%	12/31/2024	1.49	0	0	0.75%	5.5%
12/31/2023	1.35	22	30	1.25%	11.8%	12/31/2023	1.38	0	0	1.00%	12.0%	12/31/2023	1.41	0	0	0.75%	12.3%
12/31/2022	1.21	17	20	1.25%	-13.3%	12/31/2022	1.23	0	0	1.00%	-13.1%	12/31/2022	1.26	0	0	0.75%	-12.9%
12/31/2021	1.39	29	41	1.25%	6.4%	12/31/2021	1.42	0	0	1.00%	6.7%	12/31/2021	1.44	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	7.7%	12/31/2025	$1.69	0	$0	0.25%	7.9%	12/31/2025	$1.74	0	$0	0.00%	8.2%
12/31/2024	1.53	0	0	0.50%	5.7%	12/31/2024	1.56	0	0	0.25%	6.0%	12/31/2024	1.60	0	0	0.00%	6.3%
12/31/2023	1.44	0	0	0.50%	12.6%	12/31/2023	1.48	0	0	0.25%	12.9%	12/31/2023	1.51	0	0	0.00%	13.2%
12/31/2022	1.28	0	0	0.50%	-12.7%	12/31/2022	1.31	0	0	0.25%	-12.5%	12/31/2022	1.33	0	0	0.00%	-12.3%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.49	0	0	0.25%	7.5%	12/31/2021	1.52	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	5.0%
2023	5.5%
2022	5.7%
2021	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fed Herm Govt Obl Prem Other Class - 06-6MK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,035	$56,036	57,053
Receivables: investments sold	1,018
Payables: investments purchased	-
Net assets	$57,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,053	51,630	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$57,053	51,630

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,685
Mortality & expense charges			(514)
Net investment income (loss)			1,171

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$1,170

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,171	$104
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		1,170	104

Contract owner transactions:
Proceeds from units sold		48,876	34,770
Cost of units redeemed		(8,406)	(19,357)
Account charges		(88)	(16)
Increase (decrease)		40,382	15,397
Net increase (decrease)		41,552	15,501
Net assets, beginning		15,501	-
Net assets, ending		$57,053	$15,501

Units sold		48,391	32,580
Units redeemed		(11,199)	(18,142)
Net increase (decrease)		37,192	14,438
Units outstanding, beginning		14,438	-
Units outstanding, ending		51,630	14,438

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$83,646
Cost of units redeemed/account charges			(27,867)
Net investment income (loss)			1,275
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$57,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	52	$57	1.25%	2.9%	12/31/2025	$1.11	0	$0	1.00%	3.2%	12/31/2025	$1.12	0	$0	0.75%	3.4%
12/31/2024	1.07	14	16	1.25%	3.9%	12/31/2024	1.08	0	0	1.00%	4.2%	12/31/2024	1.08	0	0	0.75%	4.4%
12/31/2023	1.03	0	0	1.25%	3.3%	12/31/2023	1.04	0	0	1.00%	3.6%	12/31/2023	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	3.7%	12/31/2025	$1.14	0	$0	0.25%	4.0%	12/31/2025	$1.15	0	$0	0.00%	4.2%
12/31/2024	1.09	0	0	0.50%	4.7%	12/31/2024	1.09	0	0	0.25%	5.0%	12/31/2024	1.10	0	0	0.00%	5.2%
12/31/2023	1.04	0	0	0.50%	4.0%	12/31/2023	1.04	0	0	0.25%	4.2%	12/31/2023	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	1.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,737,617	$8,731,245	180,947
Receivables: investments sold	268,757
Payables: investments purchased	-
Net assets	$10,006,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,006,374	7,713,801	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$10,006,374	7,713,801

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(162,434)
Net investment income (loss)			(162,434)

Gain (loss) on investments:
Net realized gain (loss)			1,214,462
Realized gain distributions			499,606
Net change in unrealized appreciation (depreciation)			(324,758)
Net gain (loss)			1,389,310

Increase (decrease) in net assets from operations			$1,226,876

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162,434)	$(79,015)
Net realized gain (loss)		1,214,462	108,163
Realized gain distributions		499,606	579,510
Net change in unrealized appreciation (depreciation)		(324,758)	1,331,130

Increase (decrease) in net assets from operations		1,226,876	1,939,788

Contract owner transactions:
Proceeds from units sold		3,578,246	22,134,048
Cost of units redeemed		(6,972,290)	(11,838,537)
Account charges		(37,311)	(24,446)
Increase (decrease)		(3,431,355)	10,271,065
Net increase (decrease)		(2,204,479)	12,210,853
Net assets, beginning		12,210,853	-
Net assets, ending		$10,006,374	$12,210,853

Units sold		2,945,436	22,508,333
Units redeemed		(5,446,281)	(12,293,687)
Net increase (decrease)		(2,500,845)	10,214,646
Units outstanding, beginning		10,214,646	-
Units outstanding, ending		7,713,801	10,214,646

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,712,294
Cost of units redeemed/account charges			(18,872,584)
Net investment income (loss)			(241,449)
Net realized gain (loss)			1,322,625
Realized gain distributions			1,079,116
Net change in unrealized appreciation (depreciation)			1,006,372
Net assets			$10,006,374

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	7,714	$10,006	1.25%	8.5%	12/31/2025	$1.30	0	$0	1.00%	8.8%	12/31/2025	$1.31	0	$0	0.75%	9.1%
12/31/2024	1.20	10,215	12,211	1.25%	19.5%	12/31/2024	1.20	0	0	1.00%	19.7%	12/31/2024	1.20	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	9.3%	12/31/2025	$1.32	0	$0	0.25%	9.6%	12/31/2025	$1.32	0	$0	0.00%	9.9%
12/31/2024	1.20	0	0	0.50%	20.0%	12/31/2024	1.20	0	0	0.25%	20.2%	12/31/2024	1.20	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$432	$416	49
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$432	456	$0.95
Band 100	-	-	0.98
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.08
Band 0	-	-	1.12
Total	$432	456

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$151
Mortality & expense charges			(37)
Net investment income (loss)			114

Gain (loss) on investments:
Net realized gain (loss)			(399)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,017
Net gain (loss)			618

Increase (decrease) in net assets from operations			$732

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$114	$18,258
Net realized gain (loss)		(399)	10,215
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,017	(42,889)

Increase (decrease) in net assets from operations		732	(14,416)

Contract owner transactions:
Proceeds from units sold		441	417,047
Cost of units redeemed		(9,058)	(1,511,944)
Account charges		-	(13)
Increase (decrease)		(8,617)	(1,094,910)
Net increase (decrease)		(7,885)	(1,109,326)
Net assets, beginning		8,317	1,117,643
Net assets, ending		$432	$8,317

Units sold		498	465,496
Units redeemed		(9,852)	(1,631,926)
Net increase (decrease)		(9,354)	(1,166,430)
Units outstanding, beginning		9,810	1,176,240
Units outstanding, ending		456	9,810

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,570,971
Cost of units redeemed/account charges			(7,691,400)
Net investment income (loss)			94,322
Net realized gain (loss)			(104,045)
Realized gain distributions			130,568
Net change in unrealized appreciation (depreciation)			16
Net assets			$432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.95	0	$0	1.25%	11.7%	12/31/2025	$0.98	0	$0	1.00%	12.0%	12/31/2025	$1.01	0	$0	0.75%	12.3%
12/31/2024	0.85	10	8	1.25%	-10.8%	12/31/2024	0.87	0	0	1.00%	-10.6%	12/31/2024	0.90	0	0	0.75%	-10.3%
12/31/2023	0.95	1,176	1,118	1.25%	5.5%	12/31/2023	0.98	0	0	1.00%	5.8%	12/31/2023	1.00	0	0	0.75%	6.0%
12/31/2022	0.90	64	58	1.25%	-17.1%	12/31/2022	0.92	0	0	1.00%	-16.9%	12/31/2022	0.95	0	0	0.75%	-16.7%
12/31/2021	1.09	68	74	1.25%	-6.8%	12/31/2021	1.11	0	0	1.00%	-6.6%	12/31/2021	1.14	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	12.5%	12/31/2025	$1.08	0	$0	0.25%	12.8%	12/31/2025	$1.12	0	$0	0.00%	13.1%
12/31/2024	0.93	0	0	0.50%	-10.1%	12/31/2024	0.96	0	0	0.25%	-9.9%	12/31/2024	0.99	0	0	0.00%	-9.6%
12/31/2023	1.03	0	0	0.50%	6.3%	12/31/2023	1.06	0	0	0.25%	6.6%	12/31/2023	1.09	0	0	0.00%	6.8%
12/31/2022	0.97	0	0	0.50%	-16.5%	12/31/2022	1.00	0	0	0.25%	-16.3%	12/31/2022	1.02	0	0	0.00%	-16.0%
12/31/2021	1.16	0	0	0.50%	-6.1%	12/31/2021	1.19	0	0	0.25%	-5.9%	12/31/2021	1.22	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	5.3%
2023	0.0%
2022	5.3%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$568,796	$567,485	64,712
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$568,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$568,825	622,456	$0.91
Band 100	-	-	0.94
Band 75	-	-	0.98
Band 50	-	-	1.01
Band 25	-	-	1.04
Band 0	-	-	1.08
Total	$568,825	622,456

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,994
Mortality & expense charges			(7,140)
Net investment income (loss)			13,854

Gain (loss) on investments:
Net realized gain (loss)			(94)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,152
Net gain (loss)			48,058

Increase (decrease) in net assets from operations			$61,912

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,854	$10,796
Net realized gain (loss)		(94)	(17,931)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,152	(36,727)

Increase (decrease) in net assets from operations		61,912	(43,862)

Contract owner transactions:
Proceeds from units sold		4,938	640,915
Cost of units redeemed		(48,704)	(132,799)
Account charges		-	-
Increase (decrease)		(43,766)	508,116
Net increase (decrease)		18,146	464,254
Net assets, beginning		550,679	86,425
Net assets, ending		$568,825	$550,679

Units sold		5,612	736,030
Units redeemed		(54,165)	(158,727)
Net increase (decrease)		(48,553)	577,303
Units outstanding, beginning		671,009	93,706
Units outstanding, ending		622,456	671,009

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,111,931
Cost of units redeemed/account charges			(559,490)
Net investment income (loss)			31,636
Net realized gain (loss)			(22,652)
Realized gain distributions			6,089
Net change in unrealized appreciation (depreciation)			1,311
Net assets			$568,825

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.91	622	$569	1.25%	11.4%	12/31/2025	$0.94	0	$0	1.00%	11.6%	12/31/2025	$0.98	0	$0	0.75%	11.9%
12/31/2024	0.82	671	551	1.25%	-11.0%	12/31/2024	0.85	0	0	1.00%	-10.8%	12/31/2024	0.87	0	0	0.75%	-10.6%
12/31/2023	0.92	94	86	1.25%	5.2%	12/31/2023	0.95	0	0	1.00%	5.5%	12/31/2023	0.98	0	0	0.75%	5.8%
12/31/2022	0.88	90	79	1.25%	-17.2%	12/31/2022	0.90	0	0	1.00%	-17.0%	12/31/2022	0.92	0	0	0.75%	-16.8%
12/31/2021	1.06	43	46	1.25%	-7.1%	12/31/2021	1.08	0	0	1.00%	-6.9%	12/31/2021	1.11	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	12.2%	12/31/2025	$1.04	0	$0	0.25%	12.5%	12/31/2025	$1.08	0	$0	0.00%	12.8%
12/31/2024	0.90	0	0	0.50%	-10.3%	12/31/2024	0.93	0	0	0.25%	-10.1%	12/31/2024	0.96	0	0	0.00%	-9.9%
12/31/2023	1.00	0	0	0.50%	6.0%	12/31/2023	1.03	0	0	0.25%	6.3%	12/31/2023	1.06	0	0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-16.6%	12/31/2022	0.97	0	0	0.25%	-16.4%	12/31/2022	0.99	0	0	0.00%	-16.2%
12/31/2021	1.13	0	0	0.50%	-6.4%	12/31/2021	1.16	0	0	0.25%	-6.2%	12/31/2021	1.19	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	5.5%
2023	0.0%
2022	7.2%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund R Class - 06-718

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.11
Band 50	-	-	1.15
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$216
Mortality & expense charges			(66)
Net investment income (loss)			150

Gain (loss) on investments:
Net realized gain (loss)			39
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			148
Net gain (loss)			187

Increase (decrease) in net assets from operations			$337

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$150	$1,351
Net realized gain (loss)		39	(12,924)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		148	10,953

Increase (decrease) in net assets from operations		337	(620)

Contract owner transactions:
Proceeds from units sold		962	3,928
Cost of units redeemed		(6,825)	(53,686)
Account charges		(3)	(76)
Increase (decrease)		(5,866)	(49,834)
Net increase (decrease)		(5,529)	(50,454)
Net assets, beginning		5,529	55,983
Net assets, ending		$-	$5,529

Units sold		966	3,957
Units redeemed		(6,595)	(53,860)
Net increase (decrease)		(5,629)	(49,903)
Units outstanding, beginning		5,629	55,532
Units outstanding, ending		-	5,629

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$719,319
Cost of units redeemed/account charges			(716,398)
Net investment income (loss)			17,401
Net realized gain (loss)			(30,222)
Realized gain distributions			9,900
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	5.8%	12/31/2025	$1.07	0	$0	1.00%	6.1%	12/31/2025	$1.11	0	$0	0.75%	6.4%
12/31/2024	0.98	6	6	1.25%	-2.6%	12/31/2024	1.01	0	0	1.00%	-2.3%	12/31/2024	1.04	0	0	0.75%	-2.1%
12/31/2023	1.01	56	56	1.25%	4.8%	12/31/2023	1.04	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.3%
12/31/2022	0.96	91	87	1.25%	-20.4%	12/31/2022	0.99	0	0	1.00%	-20.2%	12/31/2022	1.01	0	0	0.75%	-20.0%
12/31/2021	1.21	130	157	1.25%	-3.8%	12/31/2021	1.24	0	0	1.00%	-3.5%	12/31/2021	1.26	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	6.6%	12/31/2025	$1.19	0	$0	0.25%	6.9%	12/31/2025	$1.22	0	$0	0.00%	7.2%
12/31/2024	1.08	0	0	0.50%	-1.8%	12/31/2024	1.11	0	0	0.25%	-1.6%	12/31/2024	1.14	0	0	0.00%	-1.3%
12/31/2023	1.10	0	0	0.50%	5.6%	12/31/2023	1.13	0	0	0.25%	5.8%	12/31/2023	1.16	0	0	0.00%	6.1%
12/31/2022	1.04	0	0	0.50%	-19.8%	12/31/2022	1.06	0	0	0.25%	-19.6%	12/31/2022	1.09	0	0	0.00%	-19.4%
12/31/2021	1.29	0	0	0.50%	-3.1%	12/31/2021	1.32	0	0	0.25%	-2.8%	12/31/2021	1.35	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.8%
2024	6.4%
2023	3.0%
2022	2.4%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund R Class - 06-716

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,511	$3,183	30
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,511	867	$2.90
Band 100	-	-	2.99
Band 75	-	-	3.09
Band 50	-	-	3.20
Band 25	-	-	3.30
Band 0	-	-	3.41
Total	$2,511	867

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(31)
Net investment income (loss)			(31)

Gain (loss) on investments:
Net realized gain (loss)			(35)
Realized gain distributions			505
Net change in unrealized appreciation (depreciation)			(166)
Net gain (loss)			304

Increase (decrease) in net assets from operations			$273

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31)	$(3)
Net realized gain (loss)		(35)	-
Realized gain distributions		505	432
Net change in unrealized appreciation (depreciation)		(166)	(506)

Increase (decrease) in net assets from operations		273	(77)

Contract owner transactions:
Proceeds from units sold		1	2,383
Cost of units redeemed		(182)	113
Account charges		-	-
Increase (decrease)		(181)	2,496
Net increase (decrease)		92	2,419
Net assets, beginning		2,419	-
Net assets, ending		$2,511	$2,419

Units sold		-	932
Units redeemed		(65)	-
Net increase (decrease)		(65)	932
Units outstanding, beginning		932	-
Units outstanding, ending		867	932

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,027,430
Cost of units redeemed/account charges			(2,066,478)
Net investment income (loss)			(23,780)
Net realized gain (loss)			(21,695)
Realized gain distributions			87,706
Net change in unrealized appreciation (depreciation)			(672)
Net assets			$2,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.90	1	$3	1.25%	11.6%	12/31/2025	$2.99	0	$0	1.00%	11.9%	12/31/2025	$3.09	0	$0	0.75%	12.2%
12/31/2024	2.60	1	2	1.25%	10.4%	12/31/2024	2.68	0	0	1.00%	10.7%	12/31/2024	2.76	0	0	0.75%	11.0%
12/31/2023	2.35	0	0	1.25%	21.8%	12/31/2023	2.42	0	0	1.00%	22.1%	12/31/2023	2.49	0	0	0.75%	22.4%
12/31/2022	1.93	0	0	1.25%	-26.6%	12/31/2022	1.98	0	0	1.00%	-26.5%	12/31/2022	2.03	0	0	0.75%	-26.3%
12/31/2021	2.63	0	0	1.25%	6.1%	12/31/2021	2.69	0	0	1.00%	6.4%	12/31/2021	2.76	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.20	0	$0	0.50%	12.4%	12/31/2025	$3.30	0	$0	0.25%	12.7%	12/31/2025	$3.41	0	$0	0.00%	13.0%
12/31/2024	2.84	0	0	0.50%	11.2%	12/31/2024	2.93	0	0	0.25%	11.5%	12/31/2024	3.02	0	0	0.00%	11.8%
12/31/2023	2.56	0	0	0.50%	22.7%	12/31/2023	2.63	0	0	0.25%	23.0%	12/31/2023	2.70	0	0	0.00%	23.3%
12/31/2022	2.08	0	0	0.50%	-26.1%	12/31/2022	2.14	0	0	0.25%	-25.9%	12/31/2022	2.19	0	0	0.00%	-25.7%
12/31/2021	2.82	0	0	0.50%	6.9%	12/31/2021	2.88	0	0	0.25%	7.2%	12/31/2021	2.95	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund FI Class - 06-713

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,804
Mortality & expense charges			(1,314)
Net investment income (loss)			3,490

Gain (loss) on investments:
Net realized gain (loss)			(33,113)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,273
Net gain (loss)			3,160

Increase (decrease) in net assets from operations			$6,650

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,490	$9,235
Net realized gain (loss)		(33,113)	(2,095)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,273	(14,329)

Increase (decrease) in net assets from operations		6,650	(7,189)

Contract owner transactions:
Proceeds from units sold		36,867	8,169
Cost of units redeemed		(337,022)	(18,086)
Account charges		(13)	(59)
Increase (decrease)		(300,168)	(9,976)
Net increase (decrease)		(293,518)	(17,165)
Net assets, beginning		293,518	310,683
Net assets, ending		$-	$293,518

Units sold		35,574	7,943
Units redeemed		(323,266)	(17,616)
Net increase (decrease)		(287,692)	(9,673)
Units outstanding, beginning		287,692	297,365
Units outstanding, ending		-	287,692

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,909,816
Cost of units redeemed/account charges			(4,977,517)
Net investment income (loss)			187,378
Net realized gain (loss)			(183,574)
Realized gain distributions			63,897
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	1.25%	6.3%	12/31/2025	$1.12	0	$0	1.00%	6.6%	12/31/2025	$1.16	0	$0	0.75%	6.8%
12/31/2024	1.02	288	294	1.25%	-2.3%	12/31/2024	1.05	0	0	1.00%	-2.1%	12/31/2024	1.08	0	0	0.75%	-1.9%
12/31/2023	1.04	297	311	1.25%	5.2%	12/31/2023	1.07	0	0	1.00%	5.4%	12/31/2023	1.10	0	0	0.75%	5.7%
12/31/2022	0.99	511	508	1.25%	-20.2%	12/31/2022	1.02	0	0	1.00%	-20.0%	12/31/2022	1.04	0	0	0.75%	-19.8%
12/31/2021	1.24	575	715	1.25%	-3.5%	12/31/2021	1.27	0	0	1.00%	-3.2%	12/31/2021	1.30	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	7.1%	12/31/2025	$1.24	0	$0	0.25%	7.4%	12/31/2025	$1.28	0	$0	0.00%	7.6%
12/31/2024	1.12	0	0	0.50%	-1.6%	12/31/2024	1.15	0	0	0.25%	-1.4%	12/31/2024	1.19	0	0	0.00%	-1.1%
12/31/2023	1.14	0	0	0.50%	6.0%	12/31/2023	1.17	0	0	0.25%	6.2%	12/31/2023	1.20	0	0	0.00%	6.5%
12/31/2022	1.07	0	0	0.50%	-19.6%	12/31/2022	1.10	0	0	0.25%	-19.4%	12/31/2022	1.13	0	0	0.00%	-19.2%
12/31/2021	1.33	0	0	0.50%	-2.8%	12/31/2021	1.36	0	0	0.25%	-2.5%	12/31/2021	1.39	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	4.3%
2023	4.7%
2022	2.7%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund FI Class - 06-711

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.01
Band 100	-	-	3.11
Band 75	-	-	3.21
Band 50	-	-	3.32
Band 25	-	-	3.43
Band 0	-	-	3.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(2)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	1

Increase (decrease) in net assets from operations		(2)	1

Contract owner transactions:
Proceeds from units sold		2	-
Cost of units redeemed		(2)	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		(2)	1
Net assets, beginning		2	1
Net assets, ending		$-	$2

Units sold		-	1
Units redeemed		(1)	-
Net increase (decrease)		(1)	1
Units outstanding, beginning		1	-
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,824,051
Cost of units redeemed/account charges			(20,251,602)
Net investment income (loss)			(203,774)
Net realized gain (loss)			107,587
Realized gain distributions			523,738
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.01	0	$0	1.25%	12.0%	12/31/2025	$3.11	0	$0	1.00%	12.2%	12/31/2025	$3.21	0	$0	0.75%	12.5%
12/31/2024	2.69	0	0	1.25%	10.7%	12/31/2024	2.77	0	0	1.00%	11.0%	12/31/2024	2.85	0	0	0.75%	11.3%
12/31/2023	2.43	0	0	1.25%	22.3%	12/31/2023	2.49	0	0	1.00%	22.6%	12/31/2023	2.57	0	0	0.75%	22.9%
12/31/2022	1.98	0	0	1.25%	-26.5%	12/31/2022	2.04	0	0	1.00%	-26.3%	12/31/2022	2.09	0	0	0.75%	-26.2%
12/31/2021	2.70	0	0	1.25%	6.4%	12/31/2021	2.76	0	0	1.00%	6.7%	12/31/2021	2.83	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.32	0	$0	0.50%	12.8%	12/31/2025	$3.43	0	$0	0.25%	13.1%	12/31/2025	$3.54	0	$0	0.00%	13.4%
12/31/2024	2.94	0	0	0.50%	11.6%	12/31/2024	3.03	0	0	0.25%	11.8%	12/31/2024	3.13	0	0	0.00%	12.1%
12/31/2023	2.64	0	0	0.50%	23.2%	12/31/2023	2.71	0	0	0.25%	23.5%	12/31/2023	2.79	0	0	0.00%	23.8%
12/31/2022	2.14	0	0	0.50%	-26.0%	12/31/2022	2.20	0	0	0.25%	-25.8%	12/31/2022	2.25	0	0	0.00%	-25.6%
12/31/2021	2.89	0	0	0.50%	7.2%	12/31/2021	2.96	0	0	0.25%	7.5%	12/31/2021	3.03	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund A Class - 06-GJR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	1.25%	36.7%	12/31/2025	$1.43	0	$0	1.00%	37.0%	12/31/2025	$1.44	0	$0	0.75%	37.3%
12/31/2024	1.01	0	0	1.25%	1.0%	12/31/2024	1.04	0	0	1.00%	1.2%	12/31/2024	1.04	0	0	0.75%	1.5%
12/31/2023	1.00	0	0	1.25%	11.3%	12/31/2023	1.03	0	0	1.00%	11.6%	12/31/2023	1.03	0	0	0.75%	11.9%
12/31/2022	0.90	0	0	1.25%	-10.8%	12/31/2022	0.92	0	0	1.00%	-10.6%	12/31/2022	0.92	0	0	0.75%	-10.4%
12/31/2021	1.01	0	0	1.25%	14.1%	12/31/2021	1.03	0	0	1.00%	14.4%	12/31/2021	1.03	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	37.7%	12/31/2025	$1.49	0	$0	0.25%	38.0%	12/31/2025	$1.53	0	$0	0.00%	38.4%
12/31/2024	1.06	0	0	0.50%	1.7%	12/31/2024	1.08	0	0	0.25%	2.0%	12/31/2024	1.10	0	0	0.00%	2.3%
12/31/2023	1.05	0	0	0.50%	12.2%	12/31/2023	1.06	0	0	0.25%	12.5%	12/31/2023	1.08	0	0	0.00%	12.7%
12/31/2022	0.93	0	0	0.50%	-10.2%	12/31/2022	0.94	0	0	0.25%	-9.9%	12/31/2022	0.96	0	0	0.00%	-9.7%
12/31/2021	1.04	0	0	0.50%	15.0%	12/31/2021	1.05	0	0	0.25%	15.2%	12/31/2021	1.06	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund IS Class - 06-GJT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$451,297
Cost of units redeemed/account charges			(411,857)
Net investment income (loss)			349
Net realized gain (loss)			(39,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	37.2%	12/31/2025	$1.48	0	$0	1.00%	37.6%	12/31/2025	$1.49	0	$0	0.75%	37.9%
12/31/2024	1.04	0	0	1.25%	1.4%	12/31/2024	1.07	0	0	1.00%	1.7%	12/31/2024	1.08	0	0	0.75%	2.0%
12/31/2023	1.03	0	0	1.25%	11.8%	12/31/2023	1.06	0	0	1.00%	12.0%	12/31/2023	1.06	0	0	0.75%	12.3%
12/31/2022	0.92	0	0	1.25%	-10.4%	12/31/2022	0.94	0	0	1.00%	-10.2%	12/31/2022	0.94	0	0	0.75%	-10.0%
12/31/2021	1.02	0	0	1.25%	14.7%	12/31/2021	1.05	0	0	1.00%	15.0%	12/31/2021	1.05	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	38.2%	12/31/2025	$1.55	0	$0	0.25%	38.6%	12/31/2025	$1.58	0	$0	0.00%	38.9%
12/31/2024	1.10	0	0	0.50%	2.2%	12/31/2024	1.12	0	0	0.25%	2.5%	12/31/2024	1.14	0	0	0.00%	2.7%
12/31/2023	1.07	0	0	0.50%	12.6%	12/31/2023	1.09	0	0	0.25%	12.9%	12/31/2023	1.11	0	0	0.00%	13.2%
12/31/2022	0.95	0	0	0.50%	-9.8%	12/31/2022	0.97	0	0	0.25%	-9.5%	12/31/2022	0.98	0	0	0.00%	-9.3%
12/31/2021	1.06	0	0	0.50%	15.6%	12/31/2021	1.07	0	0	0.25%	15.8%	12/31/2021	1.08	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund A Class - 06-GJV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.62
Band 100	-	-	2.71
Band 75	-	-	2.73
Band 50	-	-	2.79
Band 25	-	-	2.84
Band 0	-	-	2.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(46)
Net realized gain (loss)		-	5,004
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(2,787)

Increase (decrease) in net assets from operations		-	2,171

Contract owner transactions:
Proceeds from units sold		-	1,066
Cost of units redeemed		-	(55,078)
Account charges		-	-
Increase (decrease)		-	(54,012)
Net increase (decrease)		-	(51,841)
Net assets, beginning		-	51,841
Net assets, ending		$-	$-

Units sold		-	551
Units redeemed		-	(27,269)
Net increase (decrease)		-	(26,718)
Units outstanding, beginning		-	26,718
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45,217
Cost of units redeemed/account charges			(65,207)
Net investment income (loss)			(1,923)
Net realized gain (loss)			5,945
Realized gain distributions			15,968
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	0	$0	1.25%	7.1%	12/31/2025	$2.71	0	$0	1.00%	7.4%	12/31/2025	$2.73	0	$0	0.75%	7.7%
12/31/2024	2.45	0	0	1.25%	26.1%	12/31/2024	2.52	0	0	1.00%	26.4%	12/31/2024	2.53	0	0	0.75%	26.7%
12/31/2023	1.94	27	52	1.25%	43.0%	12/31/2023	2.00	0	0	1.00%	43.3%	12/31/2023	2.00	0	0	0.75%	43.7%
12/31/2022	1.36	25	33	1.25%	-33.9%	12/31/2022	1.39	0	0	1.00%	-33.7%	12/31/2022	1.39	0	0	0.75%	-33.5%
12/31/2021	2.05	20	41	1.25%	20.1%	12/31/2021	2.10	0	0	1.00%	20.4%	12/31/2021	2.09	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.79	0	$0	0.50%	8.0%	12/31/2025	$2.84	0	$0	0.25%	8.2%	12/31/2025	$2.90	0	$0	0.00%	8.5%
12/31/2024	2.58	0	0	0.50%	27.0%	12/31/2024	2.63	0	0	0.25%	27.3%	12/31/2024	2.67	0	0	0.00%	27.7%
12/31/2023	2.03	0	0	0.50%	44.0%	12/31/2023	2.06	0	0	0.25%	44.4%	12/31/2023	2.09	0	0	0.00%	44.8%
12/31/2022	1.41	0	0	0.50%	-33.4%	12/31/2022	1.43	0	0	0.25%	-33.2%	12/31/2022	1.45	0	0	0.00%	-33.0%
12/31/2021	2.12	0	0	0.50%	21.0%	12/31/2021	2.14	0	0	0.25%	21.3%	12/31/2021	2.16	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund IS Class - 06-GJW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,347,775	$2,889,768	45,599
Receivables: investments sold	45,744
Payables: investments purchased	-
Net assets	$3,393,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,393,519	1,255,167	$2.70
Band 100	-	-	2.80
Band 75	-	-	2.82
Band 50	-	-	2.87
Band 25	-	-	2.93
Band 0	-	-	2.99
Total	$3,393,519	1,255,167

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,419)
Net investment income (loss)			(41,419)

Gain (loss) on investments:
Net realized gain (loss)			177,009
Realized gain distributions			323,964
Net change in unrealized appreciation (depreciation)			(204,482)
Net gain (loss)			296,491

Increase (decrease) in net assets from operations			$255,072

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,419)	$(42,613)
Net realized gain (loss)		177,009	235,242
Realized gain distributions		323,964	149,056
Net change in unrealized appreciation (depreciation)		(204,482)	463,137

Increase (decrease) in net assets from operations		255,072	804,822

Contract owner transactions:
Proceeds from units sold		605,583	571,977
Cost of units redeemed		(852,163)	(1,303,872)
Account charges		(1,458)	(3,206)
Increase (decrease)		(248,038)	(735,101)
Net increase (decrease)		7,034	69,721
Net assets, beginning		3,386,485	3,316,764
Net assets, ending		$3,393,519	$3,386,485

Units sold		240,180	252,309
Units redeemed		(332,074)	(574,371)
Net increase (decrease)		(91,894)	(322,062)
Units outstanding, beginning		1,347,061	1,669,123
Units outstanding, ending		1,255,167	1,347,061

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,480,308
Cost of units redeemed/account charges			(6,248,955)
Net investment income (loss)			(193,299)
Net realized gain (loss)			568,575
Realized gain distributions			1,328,883
Net change in unrealized appreciation (depreciation)			458,007
Net assets			$3,393,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	1,255	$3,394	1.25%	7.5%	12/31/2025	$2.80	0	$0	1.00%	7.8%	12/31/2025	$2.82	0	$0	0.75%	8.1%
12/31/2024	2.51	1,347	3,386	1.25%	26.5%	12/31/2024	2.59	0	0	1.00%	26.8%	12/31/2024	2.61	0	0	0.75%	27.2%
12/31/2023	1.99	1,669	3,317	1.25%	43.5%	12/31/2023	2.04	0	0	1.00%	43.9%	12/31/2023	2.05	0	0	0.75%	44.3%
12/31/2022	1.38	1,874	2,594	1.25%	-33.6%	12/31/2022	1.42	0	0	1.00%	-33.4%	12/31/2022	1.42	0	0	0.75%	-33.2%
12/31/2021	2.08	1,186	2,473	1.25%	20.5%	12/31/2021	2.13	0	0	1.00%	20.8%	12/31/2021	2.13	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	0	$0	0.50%	8.4%	12/31/2025	$2.93	0	$0	0.25%	8.6%	12/31/2025	$2.99	0	$0	0.00%	8.9%
12/31/2024	2.65	0	0	0.50%	27.5%	12/31/2024	2.70	0	0	0.25%	27.8%	12/31/2024	2.75	0	0	0.00%	28.1%
12/31/2023	2.08	0	0	0.50%	44.6%	12/31/2023	2.11	0	0	0.25%	45.0%	12/31/2023	2.15	0	0	0.00%	45.3%
12/31/2022	1.44	0	0	0.50%	-33.1%	12/31/2022	1.46	0	0	0.25%	-32.9%	12/31/2022	1.48	0	0	0.00%	-32.7%
12/31/2021	2.15	0	0	0.50%	21.4%	12/31/2021	2.17	0	0	0.25%	21.7%	12/31/2021	2.19	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund R Class - 06-GJX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,186	$79,492	1,534
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$82,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,210	32,184	$2.55
Band 100	-	-	2.64
Band 75	-	-	2.66
Band 50	-	-	2.71
Band 25	-	-	2.77
Band 0	-	-	2.83
Total	$82,210	32,184

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,492)
Net investment income (loss)			(1,492)

Gain (loss) on investments:
Net realized gain (loss)			12,849
Realized gain distributions			12,407
Net change in unrealized appreciation (depreciation)			(15,111)
Net gain (loss)			10,145

Increase (decrease) in net assets from operations			$8,653

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,492)	$(2,579)
Net realized gain (loss)		12,849	2,710
Realized gain distributions		12,407	8,800
Net change in unrealized appreciation (depreciation)		(15,111)	34,863

Increase (decrease) in net assets from operations		8,653	43,794

Contract owner transactions:
Proceeds from units sold		6,268	19,348
Cost of units redeemed		(89,717)	(195,056)
Account charges		(87)	(5)
Increase (decrease)		(83,536)	(175,713)
Net increase (decrease)		(74,883)	(131,919)
Net assets, beginning		157,093	289,012
Net assets, ending		$82,210	$157,093

Units sold		2,583	9,014
Units redeemed		(36,076)	(95,166)
Net increase (decrease)		(33,493)	(86,152)
Units outstanding, beginning		65,677	151,829
Units outstanding, ending		32,184	65,677

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$913,288
Cost of units redeemed/account charges			(1,136,585)
Net investment income (loss)			(28,059)
Net realized gain (loss)			125,361
Realized gain distributions			205,511
Net change in unrealized appreciation (depreciation)			2,694
Net assets			$82,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	32	$82	1.25%	6.8%	12/31/2025	$2.64	0	$0	1.00%	7.1%	12/31/2025	$2.66	0	$0	0.75%	7.3%
12/31/2024	2.39	66	157	1.25%	25.7%	12/31/2024	2.47	0	0	1.00%	26.0%	12/31/2024	2.48	0	0	0.75%	26.3%
12/31/2023	1.90	152	289	1.25%	42.5%	12/31/2023	1.96	0	0	1.00%	42.9%	12/31/2023	1.96	0	0	0.75%	43.2%
12/31/2022	1.34	147	196	1.25%	-34.1%	12/31/2022	1.37	0	0	1.00%	-33.9%	12/31/2022	1.37	0	0	0.75%	-33.7%
12/31/2021	2.03	214	433	1.25%	19.7%	12/31/2021	2.07	0	0	1.00%	20.0%	12/31/2021	2.07	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	0	$0	0.50%	7.6%	12/31/2025	$2.77	0	$0	0.25%	7.9%	12/31/2025	$2.83	0	$0	0.00%	8.1%
12/31/2024	2.52	0	0	0.50%	26.6%	12/31/2024	2.57	0	0	0.25%	26.9%	12/31/2024	2.61	0	0	0.00%	27.2%
12/31/2023	1.99	0	0	0.50%	43.6%	12/31/2023	2.02	0	0	0.25%	44.0%	12/31/2023	2.05	0	0	0.00%	44.3%
12/31/2022	1.39	0	0	0.50%	-33.6%	12/31/2022	1.41	0	0	0.25%	-33.4%	12/31/2022	1.42	0	0	0.00%	-33.2%
12/31/2021	2.09	0	0	0.50%	20.6%	12/31/2021	2.11	0	0	0.25%	20.9%	12/31/2021	2.13	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund IS Class - 06-GFJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,537	$122,389	13,233
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$123,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$123,600	121,796	$1.01
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$123,600	121,796

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,336
Mortality & expense charges			(2,702)
Net investment income (loss)			7,634

Gain (loss) on investments:
Net realized gain (loss)			(11,561)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,661
Net gain (loss)			7,100

Increase (decrease) in net assets from operations			$14,734

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,634	$147,697
Net realized gain (loss)		(11,561)	(762,828)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,661	548,932

Increase (decrease) in net assets from operations		14,734	(66,199)

Contract owner transactions:
Proceeds from units sold		20,000	1,030,351
Cost of units redeemed		(612,263)	(5,450,087)
Account charges		(14)	(2,563)
Increase (decrease)		(592,277)	(4,422,299)
Net increase (decrease)		(577,543)	(4,488,498)
Net assets, beginning		701,143	5,189,641
Net assets, ending		$123,600	$701,143

Units sold		20,499	1,109,677
Units redeemed		(635,833)	(5,719,721)
Net increase (decrease)		(615,334)	(4,610,044)
Units outstanding, beginning		737,130	5,347,174
Units outstanding, ending		121,796	737,130

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,954,784
Cost of units redeemed/account charges			(18,867,577)
Net investment income (loss)			666,942
Net realized gain (loss)			(1,764,314)
Realized gain distributions			132,617
Net change in unrealized appreciation (depreciation)			1,148
Net assets			$123,600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	122	$124	1.25%	6.7%	12/31/2025	$1.04	0	$0	1.00%	7.0%	12/31/2025	$1.06	0	$0	0.75%	7.2%
12/31/2024	0.95	737	701	1.25%	-2.0%	12/31/2024	0.97	0	0	1.00%	-1.7%	12/31/2024	0.99	0	0	0.75%	-1.5%
12/31/2023	0.97	5,347	5,190	1.25%	5.6%	12/31/2023	0.99	0	0	1.00%	5.9%	12/31/2023	1.00	0	0	0.75%	6.1%
12/31/2022	0.92	7,968	7,323	1.25%	-19.9%	12/31/2022	0.93	0	0	1.00%	-19.7%	12/31/2022	0.94	0	0	0.75%	-19.5%
12/31/2021	1.15	5,750	6,594	1.25%	-3.1%	12/31/2021	1.16	0	0	1.00%	-2.9%	12/31/2021	1.17	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	7.5%	12/31/2025	$1.11	0	$0	0.25%	7.8%	12/31/2025	$1.13	0	$0	0.00%	8.0%
12/31/2024	1.01	0	0	0.50%	-1.3%	12/31/2024	1.03	0	0	0.25%	-1.0%	12/31/2024	1.05	0	0	0.00%	-0.8%
12/31/2023	1.02	0	0	0.50%	6.4%	12/31/2023	1.04	0	0	0.25%	6.7%	12/31/2023	1.05	0	0	0.00%	6.9%
12/31/2022	0.96	0	0	0.50%	-19.3%	12/31/2022	0.97	0	0	0.25%	-19.1%	12/31/2022	0.98	0	0	0.00%	-18.9%
12/31/2021	1.19	0	0	0.50%	-2.4%	12/31/2021	1.20	0	0	0.25%	-2.1%	12/31/2021	1.21	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	6.9%
2023	4.2%
2022	3.4%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,055	$66,277	6,524
Receivables: investments sold	146
Payables: investments purchased	-
Net assets	$58,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,201	58,968	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$58,201	58,968

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,339
Mortality & expense charges			(669)
Net investment income (loss)			1,670

Gain (loss) on investments:
Net realized gain (loss)			(177)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,383
Net gain (loss)			4,206

Increase (decrease) in net assets from operations			$5,876

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,670	$1,080
Net realized gain (loss)		(177)	(109)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,383	(6,114)

Increase (decrease) in net assets from operations		5,876	(5,143)

Contract owner transactions:
Proceeds from units sold		6,351	6,849
Cost of units redeemed		(1,482)	(155)
Account charges		-	-
Increase (decrease)		4,869	6,694
Net increase (decrease)		10,745	1,551
Net assets, beginning		47,456	45,905
Net assets, ending		$58,201	$47,456

Units sold		6,598	7,407
Units redeemed		(1,571)	(158)
Net increase (decrease)		5,027	7,249
Units outstanding, beginning		53,941	46,692
Units outstanding, ending		58,968	53,941

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$64,528
Cost of units redeemed/account charges			(2,251)
Net investment income (loss)			4,631
Net realized gain (loss)			(485)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,222)
Net assets			$58,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	59	$58	1.25%	12.2%	12/31/2025	$1.01	0	$0	1.00%	12.5%	12/31/2025	$1.02	0	$0	0.75%	12.7%
12/31/2024	0.88	54	47	1.25%	-10.5%	12/31/2024	0.89	0	0	1.00%	-10.3%	12/31/2024	0.91	0	0	0.75%	-10.1%
12/31/2023	0.98	47	46	1.25%	6.1%	12/31/2023	1.00	0	0	1.00%	6.4%	12/31/2023	1.01	0	0	0.75%	6.6%
12/31/2022	0.93	41	38	1.25%	-16.7%	12/31/2022	0.94	0	0	1.00%	-16.5%	12/31/2022	0.95	0	0	0.75%	-16.3%
12/31/2021	1.11	38	43	1.25%	-6.4%	12/31/2021	1.12	0	0	1.00%	-6.2%	12/31/2021	1.13	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	13.0%	12/31/2025	$1.06	0	$0	0.25%	13.3%	12/31/2025	$1.08	0	$0	0.00%	13.6%
12/31/2024	0.92	0	0	0.50%	-9.8%	12/31/2024	0.94	0	0	0.25%	-9.6%	12/31/2024	0.95	0	0	0.00%	-9.4%
12/31/2023	1.02	0	0	0.50%	6.9%	12/31/2023	1.04	0	0	0.25%	7.1%	12/31/2023	1.05	0	0	0.00%	7.4%
12/31/2022	0.96	0	0	0.50%	-16.1%	12/31/2022	0.97	0	0	0.25%	-15.9%	12/31/2022	0.98	0	0	0.00%	-15.7%
12/31/2021	1.14	0	0	0.50%	-5.7%	12/31/2021	1.15	0	0	0.25%	-5.5%	12/31/2021	1.16	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	3.6%
2023	0.1%
2022	6.0%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund IS Class - 06-3G6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.32
Band 100	-	-	2.36
Band 75	-	-	2.41
Band 50	-	-	2.45
Band 25	-	-	2.50
Band 0	-	-	2.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(109,903)
Net investment income (loss)			(109,903)

Gain (loss) on investments:
Net realized gain (loss)			3,216,228
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,051,106)
Net gain (loss)			1,165,122

Increase (decrease) in net assets from operations			$1,055,219

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(109,903)	$(45,983)
Net realized gain (loss)		3,216,228	195,994
Realized gain distributions		-	925,486
Net change in unrealized appreciation (depreciation)		(2,051,106)	1,030,842

Increase (decrease) in net assets from operations		1,055,219	2,106,339

Contract owner transactions:
Proceeds from units sold		539,125	684,687
Cost of units redeemed		(13,423,131)	(784,860)
Account charges		(17,607)	(24,278)
Increase (decrease)		(12,901,613)	(124,451)
Net increase (decrease)		(11,846,394)	1,981,888
Net assets, beginning		11,846,394	9,864,506
Net assets, ending		$-	$11,846,394

Units sold		254,747	358,995
Units redeemed		(6,043,910)	(419,011)
Net increase (decrease)		(5,789,163)	(60,016)
Units outstanding, beginning		5,789,163	5,849,179
Units outstanding, ending		-	5,789,163

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,711,898
Cost of units redeemed/account charges			(16,845,175)
Net investment income (loss)			(213,606)
Net realized gain (loss)			3,689,908
Realized gain distributions			2,656,975
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	1.25%	13.3%	12/31/2025	$2.36	0	$0	1.00%	13.6%	12/31/2025	$2.41	0	$0	0.75%	13.8%
12/31/2024	2.05	5,789	11,846	1.25%	21.3%	12/31/2024	2.08	0	0	1.00%	21.6%	12/31/2024	2.11	0	0	0.75%	21.9%
12/31/2023	1.69	5,849	9,865	1.25%	18.4%	12/31/2023	1.71	0	0	1.00%	18.7%	12/31/2023	1.73	0	0	0.75%	19.0%
12/31/2022	1.42	5,866	8,356	1.25%	-13.4%	12/31/2022	1.44	0	0	1.00%	-13.2%	12/31/2022	1.46	0	0	0.75%	-13.0%
12/31/2021	1.64	5,621	9,245	1.25%	22.5%	12/31/2021	1.66	0	0	1.00%	22.8%	12/31/2021	1.67	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	14.1%	12/31/2025	$2.50	0	$0	0.25%	14.4%	12/31/2025	$2.54	0	$0	0.00%	14.7%
12/31/2024	2.15	0	0	0.50%	22.3%	12/31/2024	2.18	0	0	0.25%	22.6%	12/31/2024	2.22	0	0	0.00%	22.9%
12/31/2023	1.76	0	0	0.50%	19.3%	12/31/2023	1.78	0	0	0.25%	19.6%	12/31/2023	1.80	0	0	0.00%	19.9%
12/31/2022	1.47	0	0	0.50%	-12.7%	12/31/2022	1.49	0	0	0.25%	-12.5%	12/31/2022	1.51	0	0	0.00%	-12.3%
12/31/2021	1.69	0	0	0.50%	23.4%	12/31/2021	1.70	0	0	0.25%	23.7%	12/31/2021	1.72	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.9%
2023	1.1%
2022	1.1%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sustainability Leaders Fund IS Class - 06-3XF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.19
Band 100	-	-	2.22
Band 75	-	-	2.26
Band 50	-	-	2.30
Band 25	-	-	2.34
Band 0	-	-	2.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,470)
Net investment income (loss)			(14,470)

Gain (loss) on investments:
Net realized gain (loss)			219,390
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94,048)
Net gain (loss)			125,342

Increase (decrease) in net assets from operations			$110,872

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,470)	$(20,337)
Net realized gain (loss)		219,390	95,716
Realized gain distributions		-	98,400
Net change in unrealized appreciation (depreciation)		(94,048)	115,813

Increase (decrease) in net assets from operations		110,872	289,592

Contract owner transactions:
Proceeds from units sold		213,094	327,734
Cost of units redeemed		(2,211,559)	(888,581)
Account charges		(2,873)	(9,081)
Increase (decrease)		(2,001,338)	(569,928)
Net increase (decrease)		(1,890,466)	(280,336)
Net assets, beginning		1,890,466	2,170,802
Net assets, ending		$-	$1,890,466

Units sold		110,681	170,625
Units redeemed		(1,053,122)	(450,817)
Net increase (decrease)		(942,441)	(280,192)
Units outstanding, beginning		942,441	1,222,633
Units outstanding, ending		-	942,441

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,075,926
Cost of units redeemed/account charges			(3,412,258)
Net investment income (loss)			(51,053)
Net realized gain (loss)			272,975
Realized gain distributions			114,410
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	1.25%	9.1%	12/31/2025	$2.22	0	$0	1.00%	9.4%	12/31/2025	$2.26	0	$0	0.75%	9.6%
12/31/2024	2.01	942	1,890	1.25%	13.0%	12/31/2024	2.03	0	0	1.00%	13.3%	12/31/2024	2.06	0	0	0.75%	13.5%
12/31/2023	1.78	1,223	2,171	1.25%	15.2%	12/31/2023	1.80	0	0	1.00%	15.5%	12/31/2023	1.82	0	0	0.75%	15.8%
12/31/2022	1.54	1,140	1,757	1.25%	-21.8%	12/31/2022	1.55	0	0	1.00%	-21.6%	12/31/2022	1.57	0	0	0.75%	-21.4%
12/31/2021	1.97	764	1,506	1.25%	23.2%	12/31/2021	1.98	0	0	1.00%	23.5%	12/31/2021	2.00	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	9.9%	12/31/2025	$2.34	0	$0	0.25%	10.2%	12/31/2025	$2.38	0	$0	0.00%	10.5%
12/31/2024	2.09	0	0	0.50%	13.8%	12/31/2024	2.12	0	0	0.25%	14.1%	12/31/2024	2.15	0	0	0.00%	14.4%
12/31/2023	1.84	0	0	0.50%	16.1%	12/31/2023	1.86	0	0	0.25%	16.4%	12/31/2023	1.88	0	0	0.00%	16.7%
12/31/2022	1.58	0	0	0.50%	-21.2%	12/31/2022	1.60	0	0	0.25%	-21.1%	12/31/2022	1.61	0	0	0.00%	-20.9%
12/31/2021	2.01	0	0	0.50%	24.2%	12/31/2021	2.02	0	0	0.25%	24.5%	12/31/2021	2.04	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.8%
2022	0.4%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Growth Fund IS Class - 06-3XJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,552,990	$2,118,041	34,542
Receivables: investments sold	7,982
Payables: investments purchased	-
Net assets	$2,560,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,560,972	1,564,314	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$2,560,972	1,564,314

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41,916
Mortality & expense charges			(41,400)
Net investment income (loss)			516

Gain (loss) on investments:
Net realized gain (loss)			396,290
Realized gain distributions			134,587
Net change in unrealized appreciation (depreciation)			118,077
Net gain (loss)			648,954

Increase (decrease) in net assets from operations			$649,470

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$516	$6,019
Net realized gain (loss)		396,290	45,568
Realized gain distributions		134,587	-
Net change in unrealized appreciation (depreciation)		118,077	133,417

Increase (decrease) in net assets from operations		649,470	185,004

Contract owner transactions:
Proceeds from units sold		444,197	533,373
Cost of units redeemed		(1,664,517)	(366,443)
Account charges		(10,815)	(8,298)
Increase (decrease)		(1,231,135)	158,632
Net increase (decrease)		(581,665)	343,636
Net assets, beginning		3,142,637	2,799,001
Net assets, ending		$2,560,972	$3,142,637

Units sold		302,093	400,400
Units redeemed		(1,073,206)	(274,647)
Net increase (decrease)		(771,113)	125,753
Units outstanding, beginning		2,335,427	2,209,674
Units outstanding, ending		1,564,314	2,335,427

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,200,422
Cost of units redeemed/account charges			(3,648,658)
Net investment income (loss)			18,852
Net realized gain (loss)			415,698
Realized gain distributions			139,709
Net change in unrealized appreciation (depreciation)			434,949
Net assets			$2,560,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	1,564	$2,561	1.25%	21.7%	12/31/2025	$1.66	0	$0	1.00%	22.0%	12/31/2025	$1.69	0	$0	0.75%	22.3%
12/31/2024	1.35	2,335	3,143	1.25%	6.2%	12/31/2024	1.36	0	0	1.00%	6.5%	12/31/2024	1.38	0	0	0.75%	6.8%
12/31/2023	1.27	2,210	2,799	1.25%	13.0%	12/31/2023	1.28	0	0	1.00%	13.3%	12/31/2023	1.30	0	0	0.75%	13.6%
12/31/2022	1.12	1,676	1,879	1.25%	-22.1%	12/31/2022	1.13	0	0	1.00%	-21.9%	12/31/2022	1.14	0	0	0.75%	-21.7%
12/31/2021	1.44	175	252	1.25%	2.8%	12/31/2021	1.45	0	0	1.00%	3.1%	12/31/2021	1.46	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	22.6%	12/31/2025	$1.75	0	$0	0.25%	22.9%	12/31/2025	$1.78	0	$0	0.00%	23.2%
12/31/2024	1.40	0	0	0.50%	7.0%	12/31/2024	1.42	0	0	0.25%	7.3%	12/31/2024	1.44	0	0	0.00%	7.6%
12/31/2023	1.31	0	0	0.50%	13.8%	12/31/2023	1.33	0	0	0.25%	14.1%	12/31/2023	1.34	0	0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-21.5%	12/31/2022	1.16	0	0	0.25%	-21.3%	12/31/2022	1.17	0	0	0.00%	-21.1%
12/31/2021	1.47	0	0	0.50%	3.6%	12/31/2021	1.48	0	0	0.25%	3.8%	12/31/2021	1.49	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.5%
2023	1.6%
2022	1.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap I Class - 06-47N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,725	$183,734	4,731
Receivables: investments sold	2,636
Payables: investments purchased	-
Net assets	$185,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,361	123,493	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$185,361	123,493

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$328
Mortality & expense charges			(2,320)
Net investment income (loss)			(1,992)

Gain (loss) on investments:
Net realized gain (loss)			6,450
Realized gain distributions			12,496
Net change in unrealized appreciation (depreciation)			(10,881)
Net gain (loss)			8,065

Increase (decrease) in net assets from operations			$6,073

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,992)	$(26,598)
Net realized gain (loss)		6,450	(923,629)
Realized gain distributions		12,496	19,598
Net change in unrealized appreciation (depreciation)		(10,881)	697,532

Increase (decrease) in net assets from operations		6,073	(233,097)

Contract owner transactions:
Proceeds from units sold		24,459	340,625
Cost of units redeemed		(63,781)	(15,229,078)
Account charges		(69)	(11,811)
Increase (decrease)		(39,391)	(14,900,264)
Net increase (decrease)		(33,318)	(15,133,361)
Net assets, beginning		218,679	15,352,040
Net assets, ending		$185,361	$218,679

Units sold		16,593	291,035
Units redeemed		(43,479)	(11,624,346)
Net increase (decrease)		(26,886)	(11,333,311)
Units outstanding, beginning		150,379	11,483,690
Units outstanding, ending		123,493	150,379

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,880,592
Cost of units redeemed/account charges			(19,065,648)
Net investment income (loss)			(279,679)
Net realized gain (loss)			(1,144,526)
Realized gain distributions			795,631
Net change in unrealized appreciation (depreciation)			(1,009)
Net assets			$185,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	123	$185	1.25%	3.2%	12/31/2025	$1.52	0	$0	1.00%	3.5%	12/31/2025	$1.55	0	$0	0.75%	3.7%
12/31/2024	1.45	150	219	1.25%	8.8%	12/31/2024	1.47	0	0	1.00%	9.0%	12/31/2024	1.49	0	0	0.75%	9.3%
12/31/2023	1.34	11,484	15,352	1.25%	12.4%	12/31/2023	1.35	0	0	1.00%	12.7%	12/31/2023	1.37	0	0	0.75%	12.9%
12/31/2022	1.19	10,885	12,948	1.25%	-25.9%	12/31/2022	1.20	0	0	1.00%	-25.7%	12/31/2022	1.21	0	0	0.75%	-25.6%
12/31/2021	1.61	41	65	1.25%	27.3%	12/31/2021	1.62	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	4.0%	12/31/2025	$1.60	0	$0	0.25%	4.3%	12/31/2025	$1.62	0	$0	0.00%	4.5%
12/31/2024	1.51	0	0	0.50%	9.6%	12/31/2024	1.53	0	0	0.25%	9.9%	12/31/2024	1.55	0	0	0.00%	10.2%
12/31/2023	1.38	0	0	0.50%	13.2%	12/31/2023	1.40	0	0	0.25%	13.5%	12/31/2023	1.41	0	0	0.00%	13.8%
12/31/2022	1.22	0	0	0.50%	-25.4%	12/31/2022	1.23	0	0	0.25%	-25.2%	12/31/2022	1.24	0	0	0.00%	-25.0%
12/31/2021	1.63	0	0	0.50%	28.3%	12/31/2021	1.64	0	0	0.25%	28.6%	12/31/2021	1.65	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.0%
2023	0.1%
2022	0.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sm Cap Gr Inst Class - 06-64M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(641)
Net investment income (loss)			(641)

Gain (loss) on investments:
Net realized gain (loss)			(830)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,211)
Net gain (loss)			(6,041)

Increase (decrease) in net assets from operations			$(6,682)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(641)	$(3,046)
Net realized gain (loss)		(830)	168
Realized gain distributions		-	18,863
Net change in unrealized appreciation (depreciation)		(5,211)	(7,970)

Increase (decrease) in net assets from operations		(6,682)	8,015

Contract owner transactions:
Proceeds from units sold		6,117	50,022
Cost of units redeemed		(276,016)	(3,877)
Account charges		-	(17)
Increase (decrease)		(269,899)	46,128
Net increase (decrease)		(276,581)	54,143
Net assets, beginning		276,581	222,438
Net assets, ending		$-	$276,581

Units sold		7,604	66,898
Units redeemed		(369,748)	(5,294)
Net increase (decrease)		(362,144)	61,604
Units outstanding, beginning		362,144	300,540
Units outstanding, ending		-	362,144

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$268,497
Cost of units redeemed/account charges			(281,697)
Net investment income (loss)			(5,414)
Net realized gain (loss)			(1,079)
Realized gain distributions			19,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.83	0	$0	1.25%	8.3%	12/31/2025	$0.84	0	$0	1.00%	8.6%	12/31/2025	$0.85	0	$0	0.75%	8.9%
12/31/2024	0.76	362	277	1.25%	3.2%	12/31/2024	0.77	0	0	1.00%	3.4%	12/31/2024	0.78	0	0	0.75%	3.7%
12/31/2023	0.74	301	222	1.25%	7.8%	12/31/2023	0.74	0	0	1.00%	8.0%	12/31/2023	0.75	0	0	0.75%	8.3%
12/31/2022	0.69	12	8	1.25%	-29.4%	12/31/2022	0.69	0	0	1.00%	-29.3%	12/31/2022	0.69	0	0	0.75%	-29.1%
12/31/2021	0.97	0	0	1.25%	-2.7%	12/31/2021	0.97	0	0	1.00%	-2.6%	12/31/2021	0.97	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.85	0	$0	0.50%	9.1%	12/31/2025	$0.86	0	$0	0.25%	9.4%	12/31/2025	$0.87	0	$0	0.00%	9.7%
12/31/2024	0.78	0	0	0.50%	4.0%	12/31/2024	0.79	0	0	0.25%	4.2%	12/31/2024	0.80	0	0	0.00%	4.5%
12/31/2023	0.75	0	0	0.50%	8.6%	12/31/2023	0.76	0	0	0.25%	8.8%	12/31/2023	0.76	0	0	0.00%	9.1%
12/31/2022	0.69	0	0	0.50%	-28.9%	12/31/2022	0.70	0	0	0.25%	-28.7%	12/31/2022	0.70	0	0	0.00%	-28.5%
12/31/2021	0.98	0	0	0.50%	-2.5%	12/31/2021	0.98	0	0	0.25%	-2.4%	12/31/2021	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund R Class - 06-717

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2	$1	(1)
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$4.24
Band 100	-	-	4.38
Band 75	-	-	4.52
Band 50	-	-	4.67
Band 25	-	-	4.83
Band 0	-	-	4.99
Total	$1	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(273)
Net investment income (loss)			(273)

Gain (loss) on investments:
Net realized gain (loss)			8,726
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,495)
Net gain (loss)			3,231

Increase (decrease) in net assets from operations			$2,958

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(273)	$(524)
Net realized gain (loss)		8,726	1,060
Realized gain distributions		-	3,847
Net change in unrealized appreciation (depreciation)		(5,495)	3,933

Increase (decrease) in net assets from operations		2,958	8,316

Contract owner transactions:
Proceeds from units sold		5,278	7,426
Cost of units redeemed		(57,397)	(5,953)
Account charges		(10)	(23)
Increase (decrease)		(52,129)	1,450
Net increase (decrease)		(49,171)	9,766
Net assets, beginning		49,172	39,406
Net assets, ending		$1	$49,172

Units sold		1,408	2,099
Units redeemed		(14,468)	(1,650)
Net increase (decrease)		(13,060)	449
Units outstanding, beginning		13,060	12,611
Units outstanding, ending		-	13,060

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$485,931
Cost of units redeemed/account charges			(574,562)
Net investment income (loss)			(5,271)
Net realized gain (loss)			65,174
Realized gain distributions			28,728
Net change in unrealized appreciation (depreciation)			1
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.24	0	$0	1.25%	12.5%	12/31/2025	$4.38	0	$0	1.00%	12.8%	12/31/2025	$4.52	0	$0	0.75%	13.1%
12/31/2024	3.77	13	49	1.25%	20.5%	12/31/2024	3.88	0	0	1.00%	20.8%	12/31/2024	4.00	0	0	0.75%	21.1%
12/31/2023	3.12	13	39	1.25%	17.6%	12/31/2023	3.21	0	0	1.00%	17.9%	12/31/2023	3.30	0	0	0.75%	18.2%
12/31/2022	2.66	13	35	1.25%	-14.0%	12/31/2022	2.73	0	0	1.00%	-13.8%	12/31/2022	2.80	0	0	0.75%	-13.6%
12/31/2021	3.09	5	16	1.25%	21.6%	12/31/2021	3.16	0	0	1.00%	21.9%	12/31/2021	3.23	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.67	0	$0	0.50%	13.3%	12/31/2025	$4.83	0	$0	0.25%	13.6%	12/31/2025	$4.99	0	$0	0.00%	13.9%
12/31/2024	4.12	0	0	0.50%	21.4%	12/31/2024	4.25	0	0	0.25%	21.7%	12/31/2024	4.38	0	0	0.00%	22.0%
12/31/2023	3.40	0	0	0.50%	18.5%	12/31/2023	3.49	0	0	0.25%	18.8%	12/31/2023	3.59	0	0	0.00%	19.1%
12/31/2022	2.87	0	0	0.50%	-13.4%	12/31/2022	2.94	0	0	0.25%	-13.1%	12/31/2022	3.02	0	0	0.00%	-12.9%
12/31/2021	3.31	0	0	0.50%	22.6%	12/31/2021	3.38	0	0	0.25%	22.9%	12/31/2021	3.46	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.3%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund FI Class - 06-712

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,240	$126,471	3,526
Receivables: investments sold	87
Payables: investments purchased	-
Net assets	$124,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,327	28,323	$4.39
Band 100	-	-	4.54
Band 75	-	-	4.69
Band 50	-	-	4.84
Band 25	-	-	5.01
Band 0	-	-	5.17
Total	$124,327	28,323

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$392
Mortality & expense charges			(5,154)
Net investment income (loss)			(4,762)

Gain (loss) on investments:
Net realized gain (loss)			69,958
Realized gain distributions			52,415
Net change in unrealized appreciation (depreciation)			(65,597)
Net gain (loss)			56,776

Increase (decrease) in net assets from operations			$52,014

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,762)	$(3,336)
Net realized gain (loss)		69,958	10,626
Realized gain distributions		52,415	31,124
Net change in unrealized appreciation (depreciation)		(65,597)	32,962

Increase (decrease) in net assets from operations		52,014	71,376

Contract owner transactions:
Proceeds from units sold		38,657	47,390
Cost of units redeemed		(363,586)	(45,911)
Account charges		(153)	(227)
Increase (decrease)		(325,082)	1,252
Net increase (decrease)		(273,068)	72,628
Net assets, beginning		397,395	324,767
Net assets, ending		$124,327	$397,395

Units sold		9,425	13,109
Units redeemed		(83,170)	(11,812)
Net increase (decrease)		(73,745)	1,297
Units outstanding, beginning		102,068	100,771
Units outstanding, ending		28,323	102,068

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,633,680
Cost of units redeemed/account charges			(3,113,334)
Net investment income (loss)			(32,681)
Net realized gain (loss)			343,292
Realized gain distributions			295,601
Net change in unrealized appreciation (depreciation)			(2,231)
Net assets			$124,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.39	28	$124	1.25%	12.7%	12/31/2025	$4.54	0	$0	1.00%	13.0%	12/31/2025	$4.69	0	$0	0.75%	13.3%
12/31/2024	3.89	102	397	1.25%	20.8%	12/31/2024	4.01	0	0	1.00%	21.1%	12/31/2024	4.14	0	0	0.75%	21.4%
12/31/2023	3.22	101	325	1.25%	17.8%	12/31/2023	3.31	0	0	1.00%	18.1%	12/31/2023	3.41	0	0	0.75%	18.4%
12/31/2022	2.74	72	197	1.25%	-13.7%	12/31/2022	2.81	0	0	1.00%	-13.5%	12/31/2022	2.88	0	0	0.75%	-13.3%
12/31/2021	3.17	64	204	1.25%	22.0%	12/31/2021	3.24	0	0	1.00%	22.3%	12/31/2021	3.32	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.84	0	$0	0.50%	13.6%	12/31/2025	$5.01	0	$0	0.25%	13.9%	12/31/2025	$5.17	0	$0	0.00%	14.2%
12/31/2024	4.26	0	0	0.50%	21.7%	12/31/2024	4.40	0	0	0.25%	22.0%	12/31/2024	4.53	0	0	0.00%	22.3%
12/31/2023	3.50	0	0	0.50%	18.7%	12/31/2023	3.60	0	0	0.25%	19.0%	12/31/2023	3.70	0	0	0.00%	19.3%
12/31/2022	2.95	0	0	0.50%	-13.1%	12/31/2022	3.03	0	0	0.25%	-12.8%	12/31/2022	3.10	0	0	0.00%	-12.6%
12/31/2021	3.39	0	0	0.50%	22.9%	12/31/2021	3.47	0	0	0.25%	23.2%	12/31/2021	3.55	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.4%
2023	0.7%
2022	0.7%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$608,569	$606,074	35,782
Receivables: investments sold	12,967
Payables: investments purchased	-
Net assets	$621,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,536	429,492	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$621,536	429,492

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,681
Mortality & expense charges			(11,885)
Net investment income (loss)			15,796

Gain (loss) on investments:
Net realized gain (loss)			25,502
Realized gain distributions			3,766
Net change in unrealized appreciation (depreciation)			(8,108)
Net gain (loss)			21,160

Increase (decrease) in net assets from operations			$36,956

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,796	$18,805
Net realized gain (loss)		25,502	9,576
Realized gain distributions		3,766	-
Net change in unrealized appreciation (depreciation)		(8,108)	41,616

Increase (decrease) in net assets from operations		36,956	69,997

Contract owner transactions:
Proceeds from units sold		183,918	297,640
Cost of units redeemed		(808,168)	(201,154)
Account charges		(459)	(969)
Increase (decrease)		(624,709)	95,517
Net increase (decrease)		(587,753)	165,514
Net assets, beginning		1,209,289	1,043,775
Net assets, ending		$621,536	$1,209,289

Units sold		131,114	215,698
Units redeemed		(563,241)	(138,379)
Net increase (decrease)		(432,127)	77,319
Units outstanding, beginning		861,619	784,300
Units outstanding, ending		429,492	861,619

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,079,012
Cost of units redeemed/account charges			(1,602,309)
Net investment income (loss)			78,068
Net realized gain (loss)			(2,284)
Realized gain distributions			66,554
Net change in unrealized appreciation (depreciation)			2,495
Net assets			$621,536

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	429	$622	1.25%	3.1%	12/31/2025	$1.47	0	$0	1.00%	3.4%	12/31/2025	$1.50	0	$0	0.75%	3.6%
12/31/2024	1.40	862	1,209	1.25%	5.5%	12/31/2024	1.43	0	0	1.00%	5.7%	12/31/2024	1.45	0	0	0.75%	6.0%
12/31/2023	1.33	784	1,044	1.25%	11.8%	12/31/2023	1.35	0	0	1.00%	12.1%	12/31/2023	1.37	0	0	0.75%	12.4%
12/31/2022	1.19	655	779	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-27.0%	12/31/2022	1.22	0	0	0.75%	-26.8%
12/31/2021	1.63	620	1,013	1.25%	40.4%	12/31/2021	1.65	0	0	1.00%	40.8%	12/31/2021	1.66	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	3.9%	12/31/2025	$1.56	0	$0	0.25%	4.1%	12/31/2025	$1.59	0	$0	0.00%	4.4%
12/31/2024	1.47	0	0	0.50%	6.3%	12/31/2024	1.49	0	0	0.25%	6.5%	12/31/2024	1.52	0	0	0.00%	6.8%
12/31/2023	1.38	0	0	0.50%	12.7%	12/31/2023	1.40	0	0	0.25%	12.9%	12/31/2023	1.42	0	0	0.00%	13.2%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.24	0	0	0.25%	-26.4%	12/31/2022	1.26	0	0	0.00%	-26.2%
12/31/2021	1.67	0	0	0.50%	41.5%	12/31/2021	1.69	0	0	0.25%	41.8%	12/31/2021	1.70	0	0	0.00%	42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	3.0%
2023	3.1%
2022	2.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Realty Shares Fund - 06-3KV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,012,049	$1,008,079	15,965
Receivables: investments sold	36,424
Payables: investments purchased	-
Net assets	$1,048,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,048,473	729,719	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$1,048,473	729,719

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,813
Mortality & expense charges			(12,318)
Net investment income (loss)			16,495

Gain (loss) on investments:
Net realized gain (loss)			7,835
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,940)
Net gain (loss)			(5,105)

Increase (decrease) in net assets from operations			$11,390

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,495	$13,629
Net realized gain (loss)		7,835	(2,515)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,940)	37,905

Increase (decrease) in net assets from operations		11,390	49,019

Contract owner transactions:
Proceeds from units sold		338,487	240,359
Cost of units redeemed		(250,944)	(212,974)
Account charges		(2,443)	(2,405)
Increase (decrease)		85,100	24,980
Net increase (decrease)		96,490	73,999
Net assets, beginning		951,983	877,984
Net assets, ending		$1,048,473	$951,983

Units sold		252,651	176,243
Units redeemed		(195,740)	(156,030)
Net increase (decrease)		56,911	20,213
Units outstanding, beginning		672,808	652,595
Units outstanding, ending		729,719	672,808

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,051,561
Cost of units redeemed/account charges			(1,944,155)
Net investment income (loss)			81,964
Net realized gain (loss)			(208,445)
Realized gain distributions			63,578
Net change in unrealized appreciation (depreciation)			3,970
Net assets			$1,048,473

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	730	$1,048	1.25%	1.5%	12/31/2025	$1.46	0	$0	1.00%	1.8%	12/31/2025	$1.49	0	$0	0.75%	2.1%
12/31/2024	1.41	673	952	1.25%	5.2%	12/31/2024	1.44	0	0	1.00%	5.4%	12/31/2024	1.46	0	0	0.75%	5.7%
12/31/2023	1.35	653	878	1.25%	11.3%	12/31/2023	1.36	0	0	1.00%	11.6%	12/31/2023	1.38	0	0	0.75%	11.8%
12/31/2022	1.21	1,392	1,684	1.25%	-25.9%	12/31/2022	1.22	0	0	1.00%	-25.7%	12/31/2022	1.24	0	0	0.75%	-25.5%
12/31/2021	1.63	22	35	1.25%	40.8%	12/31/2021	1.64	0	0	1.00%	41.2%	12/31/2021	1.66	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	2.3%	12/31/2025	$1.55	0	$0	0.25%	2.6%	12/31/2025	$1.57	0	$0	0.00%	2.8%
12/31/2024	1.48	0	0	0.50%	6.0%	12/31/2024	1.51	0	0	0.25%	6.2%	12/31/2024	1.53	0	0	0.00%	6.5%
12/31/2023	1.40	0	0	0.50%	12.1%	12/31/2023	1.42	0	0	0.25%	12.4%	12/31/2023	1.44	0	0	0.00%	12.7%
12/31/2022	1.25	0	0	0.50%	-25.3%	12/31/2022	1.26	0	0	0.25%	-25.2%	12/31/2022	1.28	0	0	0.00%	-25.0%
12/31/2021	1.67	0	0	0.50%	41.9%	12/31/2021	1.69	0	0	0.25%	42.3%	12/31/2021	1.70	0	0	0.00%	42.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.7%
2023	3.2%
2022	4.8%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Global Infra A Class - 06-4VC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	12.9%	12/31/2025	$1.27	0	$0	1.00%	13.2%	12/31/2025	$1.29	0	$0	0.75%	13.5%
12/31/2024	1.11	0	0	1.25%	9.8%	12/31/2024	1.13	0	0	1.00%	10.1%	12/31/2024	1.14	0	0	0.75%	10.4%
12/31/2023	1.02	0	0	1.25%	0.8%	12/31/2023	1.02	0	0	1.00%	1.1%	12/31/2023	1.03	0	0	0.75%	1.3%
12/31/2022	1.01	0	0	1.25%	-6.4%	12/31/2022	1.01	0	0	1.00%	-6.1%	12/31/2022	1.02	0	0	0.75%	-5.9%
12/31/2021	1.08	0	0	1.25%	7.6%	12/31/2021	1.08	0	0	1.00%	7.7%	12/31/2021	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	0.50%	13.7%	12/31/2025	$1.32	0	$0	0.25%	14.0%	12/31/2025	$1.33	0	$0	0.00%	14.3%
12/31/2024	1.15	0	0	0.50%	10.7%	12/31/2024	1.16	0	0	0.25%	10.9%	12/31/2024	1.17	0	0	0.00%	11.2%
12/31/2023	1.04	0	0	0.50%	1.6%	12/31/2023	1.04	0	0	0.25%	1.8%	12/31/2023	1.05	0	0	0.00%	2.1%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.02	0	0	0.25%	-5.4%	12/31/2022	1.03	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	8.1%	12/31/2021	1.08	0	0	0.25%	8.3%	12/31/2021	1.08	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Est Sec A Class - 06-4VF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,668	$54,843	3,334
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$53,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,645	50,212	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$53,645	50,212

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$609
Mortality & expense charges			(53)
Net investment income (loss)			556

Gain (loss) on investments:
Net realized gain (loss)			(388)
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			(1,175)
Net gain (loss)			(1,064)

Increase (decrease) in net assets from operations			$(508)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$556	$-
Net realized gain (loss)		(388)	-
Realized gain distributions		499	-
Net change in unrealized appreciation (depreciation)		(1,175)	-

Increase (decrease) in net assets from operations		(508)	-

Contract owner transactions:
Proceeds from units sold		77,474	-
Cost of units redeemed		(23,251)	-
Account charges		(70)	-
Increase (decrease)		54,153	-
Net increase (decrease)		53,645	-
Net assets, beginning		-	-
Net assets, ending		$53,645	$-

Units sold		71,942	-
Units redeemed		(21,730)	-
Net increase (decrease)		50,212	-
Units outstanding, beginning		-	-
Units outstanding, ending		50,212	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,474
Cost of units redeemed/account charges			(23,321)
Net investment income (loss)			556
Net realized gain (loss)			(388)
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			(1,175)
Net assets			$53,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	50	$54	1.25%	2.7%	12/31/2025	$1.08	0	$0	1.00%	3.0%	12/31/2025	$1.09	0	$0	0.75%	3.2%
12/31/2024	1.04	0	0	1.25%	5.1%	12/31/2024	1.05	0	0	1.00%	5.4%	12/31/2024	1.06	0	0	0.75%	5.7%
12/31/2023	0.99	0	0	1.25%	11.4%	12/31/2023	1.00	0	0	1.00%	11.7%	12/31/2023	1.00	0	0	0.75%	11.9%
12/31/2022	0.89	0	0	1.25%	-27.4%	12/31/2022	0.89	0	0	1.00%	-27.2%	12/31/2022	0.90	0	0	0.75%	-27.0%
12/31/2021	1.22	0	0	1.25%	22.3%	12/31/2021	1.23	0	0	1.00%	22.6%	12/31/2021	1.23	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	3.5%	12/31/2025	$1.12	0	$0	0.25%	3.7%	12/31/2025	$1.13	0	$0	0.00%	4.0%
12/31/2024	1.07	0	0	0.50%	5.9%	12/31/2024	1.08	0	0	0.25%	6.2%	12/31/2024	1.09	0	0	0.00%	6.5%
12/31/2023	1.01	0	0	0.50%	12.2%	12/31/2023	1.02	0	0	0.25%	12.5%	12/31/2023	1.02	0	0	0.00%	12.8%
12/31/2022	0.90	0	0	0.50%	-26.9%	12/31/2022	0.90	0	0	0.25%	-26.7%	12/31/2022	0.91	0	0	0.00%	-26.5%
12/31/2021	1.23	0	0	0.50%	23.0%	12/31/2021	1.23	0	0	0.25%	23.2%	12/31/2021	1.23	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen Steers Pref Sec & Inc Z Inst Class - 06-6PK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	1.25%	7.2%	12/31/2025	$1.25	0	$0	1.00%	7.4%	12/31/2025	$1.26	0	$0	0.75%	7.7%
12/31/2024	1.16	0	0	1.25%	9.1%	12/31/2024	1.16	0	0	1.00%	9.3%	12/31/2024	1.17	0	0	0.75%	9.6%
12/31/2023	1.06	0	0	1.25%	6.2%	12/31/2023	1.06	0	0	1.00%	6.2%	12/31/2023	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	8.0%	12/31/2025	$1.27	0	$0	0.25%	8.2%	12/31/2025	$1.28	0	$0	0.00%	8.5%
12/31/2024	1.17	0	0	0.50%	9.9%	12/31/2024	1.17	0	0	0.25%	10.2%	12/31/2024	1.18	0	0	0.00%	10.4%
12/31/2023	1.06	0	0	0.50%	6.4%	12/31/2023	1.07	0	0	0.25%	6.5%	12/31/2023	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional Class - 06-692

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,692	$11,474	1,941
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$44,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,715	25,350	$1.76
Band 100	-	-	1.82
Band 75	-	-	1.89
Band 50	-	-	1.95
Band 25	-	-	2.02
Band 0	-	-	2.09
Total	$44,715	25,350

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$667
Mortality & expense charges			(522)
Net investment income (loss)			145

Gain (loss) on investments:
Net realized gain (loss)			615
Realized gain distributions			1,803
Net change in unrealized appreciation (depreciation)			1,540
Net gain (loss)			3,958

Increase (decrease) in net assets from operations			$4,103

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145	$421
Net realized gain (loss)		615	646
Realized gain distributions		1,803	2,285
Net change in unrealized appreciation (depreciation)		1,540	31,678

Increase (decrease) in net assets from operations		4,103	35,030

Contract owner transactions:
Proceeds from units sold		5,457	36,403
Cost of units redeemed		(3)	(36,017)
Account charges		(214)	(44)
Increase (decrease)		5,240	342
Net increase (decrease)		9,343	35,372
Net assets, beginning		35,372	-
Net assets, ending		$44,715	$35,372

Units sold		3,181	22,318
Units redeemed		(122)	(27)
Net increase (decrease)		3,059	22,291
Units outstanding, beginning		22,291	-
Units outstanding, ending		25,350	22,291

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$154,605
Cost of units redeemed/account charges			(150,554)
Net investment income (loss)			687
Net realized gain (loss)			(8,412)
Realized gain distributions			15,171
Net change in unrealized appreciation (depreciation)			33,218
Net assets			$44,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	25	$45	1.25%	11.2%	12/31/2025	$1.82	0	$0	1.00%	11.4%	12/31/2025	$1.89	0	$0	0.75%	11.7%
12/31/2024	1.59	22	35	1.25%	-6.0%	12/31/2024	1.64	0	0	1.00%	-5.8%	12/31/2024	1.69	0	0	0.75%	-5.5%
12/31/2023	1.69	0	0	1.25%	18.1%	12/31/2023	1.74	0	0	1.00%	18.4%	12/31/2023	1.79	0	0	0.75%	18.7%
12/31/2022	1.43	0	0	1.25%	-34.5%	12/31/2022	1.47	0	0	1.00%	-34.3%	12/31/2022	1.51	0	0	0.75%	-34.1%
12/31/2021	2.18	0	0	1.25%	11.5%	12/31/2021	2.23	0	0	1.00%	11.8%	12/31/2021	2.29	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	12.0%	12/31/2025	$2.02	0	$0	0.25%	12.3%	12/31/2025	$2.09	0	$0	0.00%	12.6%
12/31/2024	1.74	0	0	0.50%	-5.3%	12/31/2024	1.80	0	0	0.25%	-5.1%	12/31/2024	1.86	0	0	0.00%	-4.8%
12/31/2023	1.84	0	0	0.50%	19.0%	12/31/2023	1.90	0	0	0.25%	19.3%	12/31/2023	1.95	0	0	0.00%	19.6%
12/31/2022	1.55	0	0	0.50%	-34.0%	12/31/2022	1.59	0	0	0.25%	-33.8%	12/31/2022	1.63	0	0	0.00%	-33.6%
12/31/2021	2.34	0	0	0.50%	12.3%	12/31/2021	2.40	0	0	0.25%	12.6%	12/31/2021	2.46	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.6%
2023	0.0%
2022	0.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund A Class - 06-693

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,094	$41,019	1,508
Receivables: investments sold	1,427
Payables: investments purchased	-
Net assets	$34,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,521	20,277	$1.70
Band 100	-	-	1.76
Band 75	-	-	1.82
Band 50	-	-	1.89
Band 25	-	-	1.95
Band 0	-	-	2.02
Total	$34,521	20,277

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$441
Mortality & expense charges			(446)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			(1,840)
Realized gain distributions			1,514
Net change in unrealized appreciation (depreciation)			4,230
Net gain (loss)			3,904

Increase (decrease) in net assets from operations			$3,899

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$573
Net realized gain (loss)		(1,840)	(3,005)
Realized gain distributions		1,514	2,787
Net change in unrealized appreciation (depreciation)		4,230	(2,570)

Increase (decrease) in net assets from operations		3,899	(2,215)

Contract owner transactions:
Proceeds from units sold		3,430	5,490
Cost of units redeemed		(6,390)	(10,289)
Account charges		-	-
Increase (decrease)		(2,960)	(4,799)
Net increase (decrease)		939	(7,014)
Net assets, beginning		33,582	40,596
Net assets, ending		$34,521	$33,582

Units sold		2,060	3,443
Units redeemed		(3,661)	(6,353)
Net increase (decrease)		(1,601)	(2,910)
Units outstanding, beginning		21,878	24,788
Units outstanding, ending		20,277	21,878

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$174,577
Cost of units redeemed/account charges			(142,880)
Net investment income (loss)			(408)
Net realized gain (loss)			(13,346)
Realized gain distributions			24,503
Net change in unrealized appreciation (depreciation)			(7,925)
Net assets			$34,521

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	20	$35	1.25%	10.9%	12/31/2025	$1.76	0	$0	1.00%	11.2%	12/31/2025	$1.82	0	$0	0.75%	11.5%
12/31/2024	1.53	22	34	1.25%	-6.3%	12/31/2024	1.58	0	0	1.00%	-6.0%	12/31/2024	1.63	0	0	0.75%	-5.8%
12/31/2023	1.64	25	41	1.25%	17.8%	12/31/2023	1.69	0	0	1.00%	18.1%	12/31/2023	1.74	0	0	0.75%	18.4%
12/31/2022	1.39	24	33	1.25%	-34.6%	12/31/2022	1.43	0	0	1.00%	-34.5%	12/31/2022	1.47	0	0	0.75%	-34.3%
12/31/2021	2.13	20	43	1.25%	11.2%	12/31/2021	2.18	0	0	1.00%	11.5%	12/31/2021	2.23	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	11.8%	12/31/2025	$1.95	0	$0	0.25%	12.0%	12/31/2025	$2.02	0	$0	0.00%	12.3%
12/31/2024	1.69	0	0	0.50%	-5.6%	12/31/2024	1.74	0	0	0.25%	-5.3%	12/31/2024	1.80	0	0	0.00%	-5.1%
12/31/2023	1.79	0	0	0.50%	18.7%	12/31/2023	1.84	0	0	0.25%	19.0%	12/31/2023	1.89	0	0	0.00%	19.3%
12/31/2022	1.50	0	0	0.50%	-34.1%	12/31/2022	1.55	0	0	0.25%	-34.0%	12/31/2022	1.59	0	0	0.00%	-33.8%
12/31/2021	2.29	0	0	0.50%	12.1%	12/31/2021	2.34	0	0	0.25%	12.4%	12/31/2021	2.40	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	2.9%
2023	0.0%
2022	0.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund A Class - 06-903

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,606	$335,558	10,013
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$362,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,700	131,701	$2.75
Band 100	-	-	2.83
Band 75	-	-	2.91
Band 50	-	-	2.99
Band 25	-	-	3.08
Band 0	-	-	3.16
Total	$362,700	131,701

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,266
Mortality & expense charges			(4,578)
Net investment income (loss)			688

Gain (loss) on investments:
Net realized gain (loss)			10,198
Realized gain distributions			12,771
Net change in unrealized appreciation (depreciation)			19,049
Net gain (loss)			42,018

Increase (decrease) in net assets from operations			$42,706

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$688	$996
Net realized gain (loss)		10,198	26,481
Realized gain distributions		12,771	17,148
Net change in unrealized appreciation (depreciation)		19,049	(2,207)

Increase (decrease) in net assets from operations		42,706	42,418

Contract owner transactions:
Proceeds from units sold		153,914	340,570
Cost of units redeemed		(276,550)	(321,428)
Account charges		(282)	(157)
Increase (decrease)		(122,918)	18,985
Net increase (decrease)		(80,212)	61,403
Net assets, beginning		442,912	381,509
Net assets, ending		$362,700	$442,912

Units sold		82,516	151,699
Units redeemed		(134,340)	(147,296)
Net increase (decrease)		(51,824)	4,403
Units outstanding, beginning		183,525	179,122
Units outstanding, ending		131,701	183,525

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,719,745
Cost of units redeemed/account charges			(1,636,398)
Net investment income (loss)			9,044
Net realized gain (loss)			168,805
Realized gain distributions			74,456
Net change in unrealized appreciation (depreciation)			27,048
Net assets			$362,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.75	132	$363	1.25%	14.1%	12/31/2025	$2.83	0	$0	1.00%	14.4%	12/31/2025	$2.91	0	$0	0.75%	14.7%
12/31/2024	2.41	184	443	1.25%	13.3%	12/31/2024	2.47	0	0	1.00%	13.6%	12/31/2024	2.54	0	0	0.75%	13.9%
12/31/2023	2.13	179	382	1.25%	8.8%	12/31/2023	2.18	0	0	1.00%	9.1%	12/31/2023	2.23	0	0	0.75%	9.4%
12/31/2022	1.96	146	285	1.25%	-6.4%	12/31/2022	2.00	0	0	1.00%	-6.1%	12/31/2022	2.04	0	0	0.75%	-5.9%
12/31/2021	2.09	256	535	1.25%	24.4%	12/31/2021	2.13	0	0	1.00%	24.7%	12/31/2021	2.17	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	0	$0	0.50%	15.0%	12/31/2025	$3.08	0	$0	0.25%	15.3%	12/31/2025	$3.16	0	$0	0.00%	15.5%
12/31/2024	2.60	0	0	0.50%	14.2%	12/31/2024	2.67	0	0	0.25%	14.5%	12/31/2024	2.74	0	0	0.00%	14.7%
12/31/2023	2.28	0	0	0.50%	9.7%	12/31/2023	2.33	0	0	0.25%	9.9%	12/31/2023	2.38	0	0	0.00%	10.2%
12/31/2022	2.08	0	0	0.50%	-5.7%	12/31/2022	2.12	0	0	0.25%	-5.4%	12/31/2022	2.16	0	0	0.00%	-5.2%
12/31/2021	2.20	0	0	0.50%	25.4%	12/31/2021	2.24	0	0	0.25%	25.7%	12/31/2021	2.28	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.4%
2023	1.8%
2022	1.3%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.53
Band 75	-	-	1.58
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	1.25%	11.6%	12/31/2025	$1.53	0	$0	1.00%	11.9%	12/31/2025	$1.58	0	$0	0.75%	12.2%
12/31/2024	1.32	0	0	1.25%	4.8%	12/31/2024	1.36	0	0	1.00%	5.1%	12/31/2024	1.41	0	0	0.75%	5.3%
12/31/2023	1.26	0	0	1.25%	9.2%	12/31/2023	1.30	0	0	1.00%	9.5%	12/31/2023	1.34	0	0	0.75%	9.7%
12/31/2022	1.15	0	0	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.22	0	0	0.75%	-16.5%
12/31/2021	1.39	0	0	1.25%	-3.6%	12/31/2021	1.42	0	0	1.00%	-3.4%	12/31/2021	1.46	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	12.4%	12/31/2025	$1.70	0	$0	0.25%	12.7%	12/31/2025	$1.76	0	$0	0.00%	13.0%
12/31/2024	1.46	0	0	0.50%	5.6%	12/31/2024	1.51	0	0	0.25%	5.9%	12/31/2024	1.56	0	0	0.00%	6.1%
12/31/2023	1.38	0	0	0.50%	10.0%	12/31/2023	1.42	0	0	0.25%	10.3%	12/31/2023	1.47	0	0	0.00%	10.6%
12/31/2022	1.25	0	0	0.50%	-16.3%	12/31/2022	1.29	0	0	0.25%	-16.1%	12/31/2022	1.33	0	0	0.00%	-15.9%
12/31/2021	1.50	0	0	0.50%	-2.9%	12/31/2021	1.54	0	0	0.25%	-2.6%	12/31/2021	1.58	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund A Class - 06-438

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,134	$295,363	31,700
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$321,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,671	216,618	$1.42
Band 100	13,460	9,146	1.47
Band 75	-	-	1.52
Band 50	-	-	1.58
Band 25	-	-	1.64
Band 0	-	-	1.70
Total	$321,131	225,764

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,922
Mortality & expense charges			(3,822)
Net investment income (loss)			11,100

Gain (loss) on investments:
Net realized gain (loss)			942
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,009
Net gain (loss)			21,951

Increase (decrease) in net assets from operations			$33,051

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,100	$11,550
Net realized gain (loss)		942	(9,929)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,009	15,058

Increase (decrease) in net assets from operations		33,051	16,679

Contract owner transactions:
Proceeds from units sold		1,761	320,657
Cost of units redeemed		(18,620)	(98,664)
Account charges		(3)	(4)
Increase (decrease)		(16,862)	221,989
Net increase (decrease)		16,189	238,668
Net assets, beginning		304,942	66,274
Net assets, ending		$321,131	$304,942

Units sold		1,301	264,179
Units redeemed		(14,003)	(79,726)
Net increase (decrease)		(12,702)	184,453
Units outstanding, beginning		238,466	54,013
Units outstanding, ending		225,764	238,466

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$896,868
Cost of units redeemed/account charges			(631,426)
Net investment income (loss)			46,780
Net realized gain (loss)			(17,482)
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			25,771
Net assets			$321,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	217	$308	1.25%	11.2%	12/31/2025	$1.47	9	$13	1.00%	11.5%	12/31/2025	$1.52	0	$0	0.75%	11.8%
12/31/2024	1.28	229	292	1.25%	4.7%	12/31/2024	1.32	10	13	1.00%	4.9%	12/31/2024	1.36	0	0	0.75%	5.2%
12/31/2023	1.22	44	54	1.25%	8.8%	12/31/2023	1.26	10	12	1.00%	9.1%	12/31/2023	1.30	0	0	0.75%	9.4%
12/31/2022	1.12	41	46	1.25%	-17.1%	12/31/2022	1.15	10	11	1.00%	-16.9%	12/31/2022	1.19	0	0	0.75%	-16.7%
12/31/2021	1.35	67	90	1.25%	-3.9%	12/31/2021	1.39	10	14	1.00%	-3.6%	12/31/2021	1.42	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	12.1%	12/31/2025	$1.64	0	$0	0.25%	12.3%	12/31/2025	$1.70	0	$0	0.00%	12.6%
12/31/2024	1.41	0	0	0.50%	5.4%	12/31/2024	1.46	0	0	0.25%	5.7%	12/31/2024	1.51	0	0	0.00%	6.0%
12/31/2023	1.34	0	0	0.50%	9.6%	12/31/2023	1.38	0	0	0.25%	9.9%	12/31/2023	1.42	0	0	0.00%	10.2%
12/31/2022	1.22	0	0	0.50%	-16.5%	12/31/2022	1.25	0	0	0.25%	-16.3%	12/31/2022	1.29	0	0	0.00%	-16.1%
12/31/2021	1.46	0	0	0.50%	-3.1%	12/31/2021	1.50	0	0	0.25%	-2.9%	12/31/2021	1.54	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	8.2%
2023	4.9%
2022	3.3%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Index Fund A Class - 06-334

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,100,179	$6,333,322	426,505
Receivables: investments sold	11,649
Payables: investments purchased	-
Net assets	$6,111,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,999,157	1,609,000	$3.73
Band 100	-	-	3.90
Band 75	-	-	4.08
Band 50	-	-	4.27
Band 25	-	-	4.47
Band 0	112,671	24,090	4.68
Total	$6,111,828	1,633,090

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$67,539
Mortality & expense charges			(116,129)
Net investment income (loss)			(48,590)

Gain (loss) on investments:
Net realized gain (loss)			(133,308)
Realized gain distributions			551,759
Net change in unrealized appreciation (depreciation)			66,318
Net gain (loss)			484,769

Increase (decrease) in net assets from operations			$436,179

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,590)	$(7,794)
Net realized gain (loss)		(133,308)	(50,480)
Realized gain distributions		551,759	1,013,496
Net change in unrealized appreciation (depreciation)		66,318	272,731

Increase (decrease) in net assets from operations		436,179	1,227,953

Contract owner transactions:
Proceeds from units sold		1,292,004	2,011,737
Cost of units redeemed		(6,469,240)	(3,250,164)
Account charges		(4,537)	(8,199)
Increase (decrease)		(5,181,773)	(1,246,626)
Net increase (decrease)		(4,745,594)	(18,673)
Net assets, beginning		10,857,422	10,876,095
Net assets, ending		$6,111,828	$10,857,422

Units sold		371,005	609,487
Units redeemed		(1,810,891)	(985,672)
Net increase (decrease)		(1,439,886)	(376,185)
Units outstanding, beginning		3,072,976	3,449,161
Units outstanding, ending		1,633,090	3,072,976

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$122,024,634
Cost of units redeemed/account charges			(140,644,880)
Net investment income (loss)			(620,254)
Net realized gain (loss)			4,606,374
Realized gain distributions			20,979,097
Net change in unrealized appreciation (depreciation)			(233,143)
Net assets			$6,111,828

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.73	1,609	$5,999	1.25%	5.8%	12/31/2025	$3.90	0	$0	1.00%	6.0%	12/31/2025	$4.08	0	$0	0.75%	6.3%
12/31/2024	3.53	3,044	10,731	1.25%	12.0%	12/31/2024	3.68	0	0	1.00%	12.3%	12/31/2024	3.84	0	0	0.75%	12.6%
12/31/2023	3.15	3,423	10,775	1.25%	14.5%	12/31/2023	3.28	0	0	1.00%	14.8%	12/31/2023	3.41	0	0	0.75%	15.1%
12/31/2022	2.75	3,506	9,637	1.25%	-14.6%	12/31/2022	2.85	0	0	1.00%	-14.4%	12/31/2022	2.96	0	0	0.75%	-14.1%
12/31/2021	3.22	6,343	20,403	1.25%	22.7%	12/31/2021	3.33	0	0	1.00%	23.0%	12/31/2021	3.45	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.27	0	$0	0.50%	6.6%	12/31/2025	$4.47	0	$0	0.25%	6.8%	12/31/2025	$4.68	24	$113	0.00%	7.1%
12/31/2024	4.01	0	0	0.50%	12.8%	12/31/2024	4.18	0	0	0.25%	13.1%	12/31/2024	4.37	29	127	0.00%	13.4%
12/31/2023	3.55	0	0	0.50%	15.4%	12/31/2023	3.70	0	0	0.25%	15.7%	12/31/2023	3.85	26	101	0.00%	16.0%
12/31/2022	3.08	0	0	0.50%	-13.9%	12/31/2022	3.20	0	0	0.25%	-13.7%	12/31/2022	3.32	23	76	0.00%	-13.5%
12/31/2021	3.58	0	0	0.50%	23.6%	12/31/2021	3.71	0	0	0.25%	23.9%	12/31/2021	3.84	19	74	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.2%
2023	1.1%
2022	0.9%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Institutional Cl - 06-443

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,174,925	$954,938	6,197
Receivables: investments sold	628
Payables: investments purchased	-
Net assets	$1,175,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,175,553	97,320	$12.08
Band 100	-	-	12.52
Band 75	-	-	12.97
Band 50	-	-	13.44
Band 25	-	-	13.92
Band 0	-	-	14.42
Total	$1,175,553	97,320

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,044)
Net investment income (loss)			(14,044)

Gain (loss) on investments:
Net realized gain (loss)			12,931
Realized gain distributions			86,301
Net change in unrealized appreciation (depreciation)			283,450
Net gain (loss)			382,682

Increase (decrease) in net assets from operations			$368,638

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,044)	$(1,077)
Net realized gain (loss)		12,931	(18)
Realized gain distributions		86,301	83,474
Net change in unrealized appreciation (depreciation)		283,450	(63,463)

Increase (decrease) in net assets from operations		368,638	18,916

Contract owner transactions:
Proceeds from units sold		798,555	750,215
Cost of units redeemed		(759,950)	(521)
Account charges		(239)	(61)
Increase (decrease)		38,366	749,633
Net increase (decrease)		407,004	768,549
Net assets, beginning		768,549	-
Net assets, ending		$1,175,553	$768,549

Units sold		88,645	86,616
Units redeemed		(77,876)	(65)
Net increase (decrease)		10,769	86,551
Units outstanding, beginning		86,551	-
Units outstanding, ending		97,320	86,551

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,122,398
Cost of units redeemed/account charges			(11,084,957)
Net investment income (loss)			(119,593)
Net realized gain (loss)			457,320
Realized gain distributions			580,398
Net change in unrealized appreciation (depreciation)			219,987
Net assets			$1,175,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.08	97	$1,176	1.25%	36.0%	12/31/2025	$12.52	0	$0	1.00%	36.4%	12/31/2025	$12.97	0	$0	0.75%	36.7%
12/31/2024	8.88	87	769	1.25%	25.5%	12/31/2024	9.18	0	0	1.00%	25.8%	12/31/2024	9.49	0	0	0.75%	26.2%
12/31/2023	7.07	0	0	1.25%	42.8%	12/31/2023	7.29	0	0	1.00%	43.2%	12/31/2023	7.52	0	0	0.75%	43.5%
12/31/2022	4.95	1	6	1.25%	-31.9%	12/31/2022	5.09	0	0	1.00%	-31.8%	12/31/2022	5.24	0	0	0.75%	-31.6%
12/31/2021	7.28	24	173	1.25%	37.5%	12/31/2021	7.46	0	0	1.00%	37.9%	12/31/2021	7.66	0	0	0.75%	38.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$13.44	0	$0	0.50%	37.1%	12/31/2025	$13.92	0	$0	0.25%	37.4%	12/31/2025	$14.42	0	$0	0.00%	37.7%
12/31/2024	9.80	0	0	0.50%	26.5%	12/31/2024	10.13	0	0	0.25%	26.8%	12/31/2024	10.47	0	0	0.00%	27.1%
12/31/2023	7.75	0	0	0.50%	43.9%	12/31/2023	7.99	0	0	0.25%	44.2%	12/31/2023	8.24	0	0	0.00%	44.6%
12/31/2022	5.39	0	0	0.50%	-31.4%	12/31/2022	5.54	0	0	0.25%	-31.2%	12/31/2022	5.70	0	0	0.00%	-31.1%
12/31/2021	7.86	0	0	0.50%	38.6%	12/31/2021	8.06	0	0	0.25%	38.9%	12/31/2021	8.27	0	0	0.00%	39.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund A Class - 06-441

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,292,637	$1,148,634	8,096
Receivables: investments sold	-
Payables: investments purchased	(23,889)
Net assets	$1,268,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$588,980	50,525	$11.66
Band 100	679,768	56,280	12.08
Band 75	-	-	12.51
Band 50	-	-	12.97
Band 25	-	-	13.43
Band 0	-	-	13.92
Total	$1,268,748	106,805

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,834)
Net investment income (loss)			(11,834)

Gain (loss) on investments:
Net realized gain (loss)			110,420
Realized gain distributions			116,627
Net change in unrealized appreciation (depreciation)			110,160
Net gain (loss)			337,207

Increase (decrease) in net assets from operations			$325,373

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,834)	$(11,479)
Net realized gain (loss)		110,420	217,183
Realized gain distributions		116,627	119,084
Net change in unrealized appreciation (depreciation)		110,160	(89,692)

Increase (decrease) in net assets from operations		325,373	235,096

Contract owner transactions:
Proceeds from units sold		1,107,624	734,195
Cost of units redeemed		(1,135,155)	(1,205,070)
Account charges		(134)	(128)
Increase (decrease)		(27,665)	(471,003)
Net increase (decrease)		297,708	(235,907)
Net assets, beginning		971,040	1,206,947
Net assets, ending		$1,268,748	$971,040

Units sold		123,849	97,011
Units redeemed		(128,119)	(160,006)
Net increase (decrease)		(4,270)	(62,995)
Units outstanding, beginning		111,075	174,070
Units outstanding, ending		106,805	111,075

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,761,233
Cost of units redeemed/account charges			(10,565,742)
Net investment income (loss)			(127,560)
Net realized gain (loss)			903,107
Realized gain distributions			1,153,707
Net change in unrealized appreciation (depreciation)			144,003
Net assets			$1,268,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.66	51	$589	1.25%	35.7%	12/31/2025	$12.08	56	$680	1.00%	36.0%	12/31/2025	$12.51	0	$0	0.75%	36.4%
12/31/2024	8.59	53	454	1.25%	25.2%	12/31/2024	8.88	58	517	1.00%	25.5%	12/31/2024	9.18	0	0	0.75%	25.8%
12/31/2023	6.86	115	789	1.25%	42.4%	12/31/2023	7.07	59	418	1.00%	42.8%	12/31/2023	7.29	0	0	0.75%	43.1%
12/31/2022	4.82	78	374	1.25%	-32.1%	12/31/2022	4.95	92	455	1.00%	-31.9%	12/31/2022	5.09	0	0	0.75%	-31.7%
12/31/2021	7.09	236	1,676	1.25%	37.2%	12/31/2021	7.28	64	466	1.00%	37.5%	12/31/2021	7.46	0	0	0.75%	37.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.97	0	$0	0.50%	36.7%	12/31/2025	$13.43	0	$0	0.25%	37.1%	12/31/2025	$13.92	0	$0	0.00%	37.4%
12/31/2024	9.48	0	0	0.50%	26.2%	12/31/2024	9.80	0	0	0.25%	26.5%	12/31/2024	10.13	0	0	0.00%	26.8%
12/31/2023	7.52	0	0	0.50%	43.5%	12/31/2023	7.75	0	0	0.25%	43.9%	12/31/2023	7.99	0	0	0.00%	44.2%
12/31/2022	5.24	0	0	0.50%	-31.6%	12/31/2022	5.39	0	0	0.25%	-31.4%	12/31/2022	5.54	0	0	0.00%	-31.2%
12/31/2021	7.66	0	0	0.50%	38.2%	12/31/2021	7.85	0	0	0.25%	38.6%	12/31/2021	8.06	0	0	0.00%	38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund A Class - 06-902

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,589	$25,534	1,213
Receivables: investments sold	16,726
Payables: investments purchased	-
Net assets	$46,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,315	13,423	$3.45
Band 100	-	-	3.55
Band 75	-	-	3.64
Band 50	-	-	3.75
Band 25	-	-	3.85
Band 0	-	-	3.96
Total	$46,315	13,423

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28
Mortality & expense charges			(364)
Net investment income (loss)			(336)

Gain (loss) on investments:
Net realized gain (loss)			4,108
Realized gain distributions			1,950
Net change in unrealized appreciation (depreciation)			(892)
Net gain (loss)			5,166

Increase (decrease) in net assets from operations			$4,830

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(336)	$(424)
Net realized gain (loss)		4,108	4,214
Realized gain distributions		1,950	3,450
Net change in unrealized appreciation (depreciation)		(892)	1,276

Increase (decrease) in net assets from operations		4,830	8,516

Contract owner transactions:
Proceeds from units sold		22,702	11,987
Cost of units redeemed		(22,219)	(17,458)
Account charges		(9)	(69)
Increase (decrease)		474	(5,540)
Net increase (decrease)		5,304	2,976
Net assets, beginning		41,011	38,035
Net assets, ending		$46,315	$41,011

Units sold		6,746	4,339
Units redeemed		(7,069)	(6,084)
Net increase (decrease)		(323)	(1,745)
Units outstanding, beginning		13,746	15,491
Units outstanding, ending		13,423	13,746

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,732,699
Cost of units redeemed/account charges			(1,952,328)
Net investment income (loss)			(4,621)
Net realized gain (loss)			164,429
Realized gain distributions			102,081
Net change in unrealized appreciation (depreciation)			4,055
Net assets			$46,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.45	13	$46	1.25%	15.6%	12/31/2025	$3.55	0	$0	1.00%	15.9%	12/31/2025	$3.64	0	$0	0.75%	16.2%
12/31/2024	2.98	14	41	1.25%	21.5%	12/31/2024	3.06	0	0	1.00%	21.8%	12/31/2024	3.14	0	0	0.75%	22.1%
12/31/2023	2.46	15	38	1.25%	30.1%	12/31/2023	2.51	0	0	1.00%	30.4%	12/31/2023	2.57	0	0	0.75%	30.8%
12/31/2022	1.89	18	35	1.25%	-19.8%	12/31/2022	1.92	0	0	1.00%	-19.6%	12/31/2022	1.96	0	0	0.75%	-19.4%
12/31/2021	2.35	14	33	1.25%	22.5%	12/31/2021	2.39	0	0	1.00%	22.8%	12/31/2021	2.44	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.75	0	$0	0.50%	16.5%	12/31/2025	$3.85	0	$0	0.25%	16.8%	12/31/2025	$3.96	0	$0	0.00%	17.1%
12/31/2024	3.21	0	0	0.50%	22.4%	12/31/2024	3.30	0	0	0.25%	22.7%	12/31/2024	3.38	0	0	0.00%	23.0%
12/31/2023	2.63	0	0	0.50%	31.1%	12/31/2023	2.69	0	0	0.25%	31.4%	12/31/2023	2.75	0	0	0.00%	31.8%
12/31/2022	2.00	0	0	0.50%	-19.2%	12/31/2022	2.04	0	0	0.25%	-19.0%	12/31/2022	2.08	0	0	0.00%	-18.8%
12/31/2021	2.48	0	0	0.50%	23.4%	12/31/2021	2.52	0	0	0.25%	23.7%	12/31/2021	2.57	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.4%
2022	0.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund A Class - 06-911

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,167	$276,618	20,061
Receivables: investments sold	330
Payables: investments purchased	-
Net assets	$292,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,927	78,167	$2.28
Band 100	114,570	48,973	2.34
Band 75	-	-	2.40
Band 50	-	-	2.47
Band 25	-	-	2.54
Band 0	-	-	2.61
Total	$292,497	127,140

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,147
Mortality & expense charges			(1,908)
Net investment income (loss)			(761)

Gain (loss) on investments:
Net realized gain (loss)			715
Realized gain distributions			14,437
Net change in unrealized appreciation (depreciation)			6,410
Net gain (loss)			21,562

Increase (decrease) in net assets from operations			$20,801

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(761)	$(503)
Net realized gain (loss)		715	1,506
Realized gain distributions		14,437	9,405
Net change in unrealized appreciation (depreciation)		6,410	7,441

Increase (decrease) in net assets from operations		20,801	17,849

Contract owner transactions:
Proceeds from units sold		116,361	7,014
Cost of units redeemed		(8,152)	(12,650)
Account charges		(102)	(6)
Increase (decrease)		108,107	(5,642)
Net increase (decrease)		128,908	12,207
Net assets, beginning		163,589	151,382
Net assets, ending		$292,497	$163,589

Units sold		51,765	3,551
Units redeemed		(4,032)	(6,175)
Net increase (decrease)		47,733	(2,624)
Units outstanding, beginning		79,407	82,031
Units outstanding, ending		127,140	79,407

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$533,125
Cost of units redeemed/account charges			(273,742)
Net investment income (loss)			(2,807)
Net realized gain (loss)			(19,834)
Realized gain distributions			40,206
Net change in unrealized appreciation (depreciation)			15,549
Net assets			$292,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	78	$178	1.25%	12.2%	12/31/2025	$2.34	49	$115	1.00%	12.5%	12/31/2025	$2.40	0	$0	0.75%	12.8%
12/31/2024	2.03	30	62	1.25%	11.4%	12/31/2024	2.08	49	102	1.00%	11.7%	12/31/2024	2.13	0	0	0.75%	12.0%
12/31/2023	1.82	32	58	1.25%	8.9%	12/31/2023	1.86	50	93	1.00%	9.2%	12/31/2023	1.90	0	0	0.75%	9.4%
12/31/2022	1.67	52	87	1.25%	-10.6%	12/31/2022	1.71	72	123	1.00%	-10.3%	12/31/2022	1.74	0	0	0.75%	-10.1%
12/31/2021	1.87	0	0	1.25%	30.3%	12/31/2021	1.90	0	0	1.00%	30.6%	12/31/2021	1.94	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	0	$0	0.50%	13.1%	12/31/2025	$2.54	0	$0	0.25%	13.3%	12/31/2025	$2.61	0	$0	0.00%	13.6%
12/31/2024	2.19	0	0	0.50%	12.3%	12/31/2024	2.24	0	0	0.25%	12.6%	12/31/2024	2.30	0	0	0.00%	12.9%
12/31/2023	1.95	0	0	0.50%	9.7%	12/31/2023	1.99	0	0	0.25%	10.0%	12/31/2023	2.04	0	0	0.00%	10.3%
12/31/2022	1.77	0	0	0.50%	-9.9%	12/31/2022	1.81	0	0	0.25%	-9.7%	12/31/2022	1.85	0	0	0.00%	-9.5%
12/31/2021	1.97	0	0	0.50%	31.3%	12/31/2021	2.00	0	0	0.25%	31.6%	12/31/2021	2.04	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	1.0%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund A Class - 06-912

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,484	$142,403	4,092
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$158,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$158,513	56,655	$2.80
Band 100	-	-	2.88
Band 75	-	-	2.96
Band 50	-	-	3.04
Band 25	-	-	3.12
Band 0	-	-	3.21
Total	$158,513	56,655

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,100
Mortality & expense charges			(1,659)
Net investment income (loss)			441

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			10,324
Net change in unrealized appreciation (depreciation)			21,199
Net gain (loss)			31,545

Increase (decrease) in net assets from operations			$31,986

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$441	$511
Net realized gain (loss)		22	18,776
Realized gain distributions		10,324	1,942
Net change in unrealized appreciation (depreciation)		21,199	(10,728)

Increase (decrease) in net assets from operations		31,986	10,501

Contract owner transactions:
Proceeds from units sold		9,209	361,081
Cost of units redeemed		(888)	(351,432)
Account charges		(14)	(12)
Increase (decrease)		8,307	9,637
Net increase (decrease)		40,293	20,138
Net assets, beginning		118,220	98,082
Net assets, ending		$158,513	$118,220

Units sold		3,812	166,487
Units redeemed		(407)	(162,339)
Net increase (decrease)		3,405	4,148
Units outstanding, beginning		53,250	49,102
Units outstanding, ending		56,655	53,250

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$715,999
Cost of units redeemed/account charges			(616,158)
Net investment income (loss)			3,263
Net realized gain (loss)			19,555
Realized gain distributions			19,773
Net change in unrealized appreciation (depreciation)			16,081
Net assets			$158,513

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	57	$159	1.25%	26.0%	12/31/2025	$2.88	0	$0	1.00%	26.3%	12/31/2025	$2.96	0	$0	0.75%	26.7%
12/31/2024	2.22	53	118	1.25%	11.1%	12/31/2024	2.28	0	0	1.00%	11.4%	12/31/2024	2.33	0	0	0.75%	11.7%
12/31/2023	2.00	49	98	1.25%	4.2%	12/31/2023	2.04	0	0	1.00%	4.5%	12/31/2023	2.09	0	0	0.75%	4.7%
12/31/2022	1.92	0	0	1.25%	-2.3%	12/31/2022	1.96	0	0	1.00%	-2.1%	12/31/2022	1.99	0	0	0.75%	-1.8%
12/31/2021	1.96	16	32	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.03	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	0	$0	0.50%	27.0%	12/31/2025	$3.12	0	$0	0.25%	27.3%	12/31/2025	$3.21	0	$0	0.00%	27.6%
12/31/2024	2.39	0	0	0.50%	12.0%	12/31/2024	2.45	0	0	0.25%	12.3%	12/31/2024	2.51	0	0	0.00%	12.5%
12/31/2023	2.14	0	0	0.50%	5.0%	12/31/2023	2.18	0	0	0.25%	5.3%	12/31/2023	2.23	0	0	0.00%	5.5%
12/31/2022	2.03	0	0	0.50%	-1.6%	12/31/2022	2.08	0	0	0.25%	-1.3%	12/31/2022	2.12	0	0	0.00%	-1.1%
12/31/2021	2.07	0	0	0.50%	25.7%	12/31/2021	2.10	0	0	0.25%	26.1%	12/31/2021	2.14	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.8%
2023	3.8%
2022	0.0%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund A Class - 06-913

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$374,950	$399,276	22,412
Receivables: investments sold	-
Payables: investments purchased	(1,108)
Net assets	$373,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,986	155,488	$1.86
Band 100	84,856	44,422	1.91
Band 75	-	-	1.96
Band 50	-	-	2.02
Band 25	-	-	2.07
Band 0	-	-	2.13
Total	$373,842	199,910

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,014
Mortality & expense charges			(4,438)
Net investment income (loss)			(1,424)

Gain (loss) on investments:
Net realized gain (loss)			1,154
Realized gain distributions			34,056
Net change in unrealized appreciation (depreciation)			(16,345)
Net gain (loss)			18,865

Increase (decrease) in net assets from operations			$17,441

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,424)	$(2,225)
Net realized gain (loss)		1,154	3,497
Realized gain distributions		34,056	61,163
Net change in unrealized appreciation (depreciation)		(16,345)	(24,789)

Increase (decrease) in net assets from operations		17,441	37,646

Contract owner transactions:
Proceeds from units sold		39,669	49,898
Cost of units redeemed		(49,768)	(22,038)
Account charges		(90)	(138)
Increase (decrease)		(10,189)	27,722
Net increase (decrease)		7,252	65,368
Net assets, beginning		366,590	301,222
Net assets, ending		$373,842	$366,590

Units sold		22,612	30,256
Units redeemed		(27,116)	(12,288)
Net increase (decrease)		(4,504)	17,968
Units outstanding, beginning		204,414	186,446
Units outstanding, ending		199,910	204,414

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,278,558
Cost of units redeemed/account charges			(1,197,535)
Net investment income (loss)			(37,646)
Net realized gain (loss)			(9,402)
Realized gain distributions			364,193
Net change in unrealized appreciation (depreciation)			(24,326)
Net assets			$373,842

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	155	$289	1.25%	4.2%	12/31/2025	$1.91	44	$85	1.00%	4.5%	12/31/2025	$1.96	0	$0	0.75%	4.7%
12/31/2024	1.78	160	286	1.25%	11.0%	12/31/2024	1.83	44	81	1.00%	11.3%	12/31/2024	1.87	0	0	0.75%	11.6%
12/31/2023	1.61	139	223	1.25%	11.0%	12/31/2023	1.64	47	78	1.00%	11.3%	12/31/2023	1.68	0	0	0.75%	11.6%
12/31/2022	1.45	185	267	1.25%	-16.4%	12/31/2022	1.48	52	76	1.00%	-16.2%	12/31/2022	1.51	0	0	0.75%	-16.0%
12/31/2021	1.73	163	283	1.25%	29.5%	12/31/2021	1.76	54	95	1.00%	29.9%	12/31/2021	1.79	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	5.0%	12/31/2025	$2.07	0	$0	0.25%	5.2%	12/31/2025	$2.13	0	$0	0.00%	5.5%
12/31/2024	1.92	0	0	0.50%	11.9%	12/31/2024	1.97	0	0	0.25%	12.2%	12/31/2024	2.02	0	0	0.00%	12.4%
12/31/2023	1.72	0	0	0.50%	11.8%	12/31/2023	1.76	0	0	0.25%	12.1%	12/31/2023	1.80	0	0	0.00%	12.4%
12/31/2022	1.54	0	0	0.50%	-15.8%	12/31/2022	1.57	0	0	0.25%	-15.6%	12/31/2022	1.60	0	0	0.00%	-15.4%
12/31/2021	1.82	0	0	0.50%	30.5%	12/31/2021	1.86	0	0	0.25%	30.8%	12/31/2021	1.89	0	0	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.6%
2023	0.7%
2022	0.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund A Class - 06-914

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,599	$9,718	522
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$9,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,602	2,383	$4.03
Band 100	-	-	4.14
Band 75	-	-	4.26
Band 50	-	-	4.37
Band 25	-	-	4.50
Band 0	-	-	4.62
Total	$9,602	2,383

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$314
Mortality & expense charges			(94)
Net investment income (loss)			220

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			327
Net gain (loss)			323

Increase (decrease) in net assets from operations			$543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$220	$142
Net realized gain (loss)		(4)	(417)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		327	215

Increase (decrease) in net assets from operations		543	(60)

Contract owner transactions:
Proceeds from units sold		3,537	2,095
Cost of units redeemed		-	(2,592)
Account charges		(2)	(3)
Increase (decrease)		3,535	(500)
Net increase (decrease)		4,078	(560)
Net assets, beginning		5,524	6,084
Net assets, ending		$9,602	$5,524

Units sold		903	564
Units redeemed		-	(718)
Net increase (decrease)		903	(154)
Units outstanding, beginning		1,480	1,634
Units outstanding, ending		2,383	1,480

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$938,428
Cost of units redeemed/account charges			(956,125)
Net investment income (loss)			16,493
Net realized gain (loss)			7,472
Realized gain distributions			3,453
Net change in unrealized appreciation (depreciation)			(119)
Net assets			$9,602

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.03	2	$10	1.25%	7.9%	12/31/2025	$4.14	0	$0	1.00%	8.2%	12/31/2025	$4.26	0	$0	0.75%	8.5%
12/31/2024	3.73	1	6	1.25%	0.2%	12/31/2024	3.83	0	0	1.00%	0.5%	12/31/2024	3.92	0	0	0.75%	0.8%
12/31/2023	3.72	2	6	1.25%	2.7%	12/31/2023	3.81	0	0	1.00%	3.0%	12/31/2023	3.89	0	0	0.75%	3.2%
12/31/2022	3.62	1	4	1.25%	-18.1%	12/31/2022	3.70	0	0	1.00%	-17.9%	12/31/2022	3.77	0	0	0.75%	-17.7%
12/31/2021	4.43	4	17	1.25%	-1.4%	12/31/2021	4.51	0	0	1.00%	-1.1%	12/31/2021	4.58	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.37	0	$0	0.50%	8.8%	12/31/2025	$4.50	0	$0	0.25%	9.0%	12/31/2025	$4.62	0	$0	0.00%	9.3%
12/31/2024	4.02	0	0	0.50%	1.0%	12/31/2024	4.12	0	0	0.25%	1.3%	12/31/2024	4.23	0	0	0.00%	1.5%
12/31/2023	3.98	0	0	0.50%	3.5%	12/31/2023	4.07	0	0	0.25%	3.8%	12/31/2023	4.16	0	0	0.00%	4.0%
12/31/2022	3.85	0	0	0.50%	-17.5%	12/31/2022	3.92	0	0	0.25%	-17.3%	12/31/2022	4.00	0	0	0.00%	-17.1%
12/31/2021	4.67	0	0	0.50%	-0.6%	12/31/2021	4.75	0	0	0.25%	-0.4%	12/31/2021	4.83	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.6%
2023	3.6%
2022	2.2%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Institutional Class - 06-CNX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,010	$63,305	2,650
Receivables: investments sold	-
Payables: investments purchased	(60)
Net assets	$55,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,950	28,724	$1.95
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	-	-	2.20
Total	$55,950	28,724

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$469
Mortality & expense charges			(559)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			(1,994)
Realized gain distributions			4,071
Net change in unrealized appreciation (depreciation)			560
Net gain (loss)			2,637

Increase (decrease) in net assets from operations			$2,547

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90)	$183
Net realized gain (loss)		(1,994)	(42)
Realized gain distributions		4,071	5,152
Net change in unrealized appreciation (depreciation)		560	(7,855)

Increase (decrease) in net assets from operations		2,547	(2,562)

Contract owner transactions:
Proceeds from units sold		21,983	45,532
Cost of units redeemed		(7,457)	(3,892)
Account charges		(166)	(35)
Increase (decrease)		14,360	41,605
Net increase (decrease)		16,907	39,043
Net assets, beginning		39,043	-
Net assets, ending		$55,950	$39,043

Units sold		12,115	22,909
Units redeemed		(4,326)	(1,974)
Net increase (decrease)		7,789	20,935
Units outstanding, beginning		20,935	-
Units outstanding, ending		28,724	20,935

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,515
Cost of units redeemed/account charges			(11,550)
Net investment income (loss)			93
Net realized gain (loss)			(2,036)
Realized gain distributions			9,223
Net change in unrealized appreciation (depreciation)			(7,295)
Net assets			$55,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	29	$56	1.25%	4.4%	12/31/2025	$2.00	0	$0	1.00%	4.7%	12/31/2025	$2.04	0	$0	0.75%	5.0%
12/31/2024	1.86	21	39	1.25%	11.3%	12/31/2024	1.91	0	0	1.00%	11.6%	12/31/2024	1.95	0	0	0.75%	11.9%
12/31/2023	1.68	0	0	1.25%	11.3%	12/31/2023	1.71	0	0	1.00%	11.6%	12/31/2023	1.74	0	0	0.75%	11.9%
12/31/2022	1.50	0	0	1.25%	-16.2%	12/31/2022	1.53	0	0	1.00%	-16.0%	12/31/2022	1.56	0	0	0.75%	-15.8%
12/31/2021	1.80	0	0	1.25%	29.9%	12/31/2021	1.82	0	0	1.00%	30.2%	12/31/2021	1.85	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	5.2%	12/31/2025	$2.14	0	$0	0.25%	5.5%	12/31/2025	$2.20	0	$0	0.00%	5.8%
12/31/2024	1.99	0	0	0.50%	12.2%	12/31/2024	2.03	0	0	0.25%	12.5%	12/31/2024	2.08	0	0	0.00%	12.7%
12/31/2023	1.77	0	0	0.50%	12.1%	12/31/2023	1.81	0	0	0.25%	12.4%	12/31/2023	1.84	0	0	0.00%	12.7%
12/31/2022	1.58	0	0	0.50%	-15.6%	12/31/2022	1.61	0	0	0.25%	-15.4%	12/31/2022	1.63	0	0	0.00%	-15.2%
12/31/2021	1.87	0	0	0.50%	30.8%	12/31/2021	1.90	0	0	0.25%	31.2%	12/31/2021	1.93	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional 3 Class - 06-CWF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,751	$133,625	4,832
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$113,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,716	78,828	$1.44
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.62
Total	$113,716	78,828

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,782
Mortality & expense charges			(1,341)
Net investment income (loss)			441

Gain (loss) on investments:
Net realized gain (loss)			(2,408)
Realized gain distributions			4,502
Net change in unrealized appreciation (depreciation)			7,993
Net gain (loss)			10,087

Increase (decrease) in net assets from operations			$10,528

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$441	$1,802
Net realized gain (loss)		(2,408)	(192)
Realized gain distributions		4,502	7,134
Net change in unrealized appreciation (depreciation)		7,993	(15,136)

Increase (decrease) in net assets from operations		10,528	(6,392)

Contract owner transactions:
Proceeds from units sold		18,227	38,484
Cost of units redeemed		(8,126)	(8)
Account charges		(638)	(390)
Increase (decrease)		9,463	38,086
Net increase (decrease)		19,991	31,694
Net assets, beginning		93,725	62,031
Net assets, ending		$113,716	$93,725

Units sold		13,045	27,578
Units redeemed		(6,531)	(284)
Net increase (decrease)		6,514	27,294
Units outstanding, beginning		72,314	45,020
Units outstanding, ending		78,828	72,314

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$167,176
Cost of units redeemed/account charges			(51,106)
Net investment income (loss)			1,413
Net realized gain (loss)			(3,215)
Realized gain distributions			19,322
Net change in unrealized appreciation (depreciation)			(19,874)
Net assets			$113,716

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	79	$114	1.25%	11.3%	12/31/2025	$1.48	0	$0	1.00%	11.6%	12/31/2025	$1.51	0	$0	0.75%	11.9%
12/31/2024	1.30	72	94	1.25%	-5.9%	12/31/2024	1.32	0	0	1.00%	-5.7%	12/31/2024	1.35	0	0	0.75%	-5.5%
12/31/2023	1.38	45	62	1.25%	18.3%	12/31/2023	1.40	0	0	1.00%	18.5%	12/31/2023	1.43	0	0	0.75%	18.8%
12/31/2022	1.17	38	44	1.25%	-34.4%	12/31/2022	1.18	0	0	1.00%	-34.2%	12/31/2022	1.20	0	0	0.75%	-34.1%
12/31/2021	1.78	30	53	1.25%	11.6%	12/31/2021	1.80	0	0	1.00%	11.9%	12/31/2021	1.82	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	0	$0	0.50%	12.1%	12/31/2025	$1.58	0	$0	0.25%	12.4%	12/31/2025	$1.62	0	$0	0.00%	12.7%
12/31/2024	1.38	0	0	0.50%	-5.2%	12/31/2024	1.40	0	0	0.25%	-5.0%	12/31/2024	1.43	0	0	0.00%	-4.7%
12/31/2023	1.45	0	0	0.50%	19.1%	12/31/2023	1.48	0	0	0.25%	19.4%	12/31/2023	1.50	0	0	0.00%	19.7%
12/31/2022	1.22	0	0	0.50%	-33.9%	12/31/2022	1.24	0	0	0.25%	-33.7%	12/31/2022	1.26	0	0	0.00%	-33.6%
12/31/2021	1.85	0	0	0.50%	12.4%	12/31/2021	1.87	0	0	0.25%	12.7%	12/31/2021	1.89	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	3.5%
2023	0.0%
2022	0.0%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,446	$331,997	33,777
Receivables: investments sold	-
Payables: investments purchased	(1,607)
Net assets	$342,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$342,839	274,617	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$342,839	274,617

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,067
Mortality & expense charges			(4,057)
Net investment income (loss)			13,010

Gain (loss) on investments:
Net realized gain (loss)			(455)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,728
Net gain (loss)			23,273

Increase (decrease) in net assets from operations			$36,283

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,010	$12,595
Net realized gain (loss)		(455)	(2,659)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,728	3,817

Increase (decrease) in net assets from operations		36,283	13,753

Contract owner transactions:
Proceeds from units sold		58,496	55,848
Cost of units redeemed		(49,273)	(28,308)
Account charges		(517)	(426)
Increase (decrease)		8,706	27,114
Net increase (decrease)		44,989	40,867
Net assets, beginning		297,850	256,983
Net assets, ending		$342,839	$297,850

Units sold		52,518	60,162
Units redeemed		(44,622)	(35,030)
Net increase (decrease)		7,896	25,132
Units outstanding, beginning		266,721	241,589
Units outstanding, ending		274,617	266,721

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$744,758
Cost of units redeemed/account charges			(442,558)
Net investment income (loss)			68,801
Net realized gain (loss)			(40,611)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,449
Net assets			$342,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	275	$343	1.25%	11.8%	12/31/2025	$1.28	0	$0	1.00%	12.1%	12/31/2025	$1.31	0	$0	0.75%	12.4%
12/31/2024	1.12	267	298	1.25%	5.0%	12/31/2024	1.14	0	0	1.00%	5.2%	12/31/2024	1.16	0	0	0.75%	5.5%
12/31/2023	1.06	242	257	1.25%	9.4%	12/31/2023	1.08	0	0	1.00%	9.7%	12/31/2023	1.10	0	0	0.75%	10.0%
12/31/2022	0.97	199	193	1.25%	-16.8%	12/31/2022	0.99	0	0	1.00%	-16.5%	12/31/2022	1.00	0	0	0.75%	-16.3%
12/31/2021	1.17	226	264	1.25%	-3.4%	12/31/2021	1.18	0	0	1.00%	-3.2%	12/31/2021	1.20	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	12.6%	12/31/2025	$1.37	0	$0	0.25%	12.9%	12/31/2025	$1.40	0	$0	0.00%	13.2%
12/31/2024	1.19	0	0	0.50%	5.8%	12/31/2024	1.21	0	0	0.25%	6.0%	12/31/2024	1.24	0	0	0.00%	6.3%
12/31/2023	1.12	0	0	0.50%	10.2%	12/31/2023	1.14	0	0	0.25%	10.5%	12/31/2023	1.16	0	0	0.00%	10.8%
12/31/2022	1.02	0	0	0.50%	-16.1%	12/31/2022	1.03	0	0	0.25%	-15.9%	12/31/2022	1.05	0	0	0.00%	-15.7%
12/31/2021	1.21	0	0	0.50%	-2.7%	12/31/2021	1.23	0	0	0.25%	-2.5%	12/31/2021	1.24	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	5.8%
2023	5.7%
2022	4.2%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund A Class - 06-FTM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,957	$78,716	5,024
Receivables: investments sold	-
Payables: investments purchased	(11,861)
Net assets	$71,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,096	37,571	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.11
Total	$71,096	37,571

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,735
Mortality & expense charges			(618)
Net investment income (loss)			1,117

Gain (loss) on investments:
Net realized gain (loss)			10,974
Realized gain distributions			2,473
Net change in unrealized appreciation (depreciation)			1,692
Net gain (loss)			15,139

Increase (decrease) in net assets from operations			$16,256

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,117	$2,188
Net realized gain (loss)		10,974	757
Realized gain distributions		2,473	-
Net change in unrealized appreciation (depreciation)		1,692	(1,360)

Increase (decrease) in net assets from operations		16,256	1,585

Contract owner transactions:
Proceeds from units sold		62,726	13,134
Cost of units redeemed		(67,811)	(10,850)
Account charges		(9)	(3)
Increase (decrease)		(5,094)	2,281
Net increase (decrease)		11,162	3,866
Net assets, beginning		59,934	56,068
Net assets, ending		$71,096	$59,934

Units sold		34,502	10,110
Units redeemed		(42,367)	(8,535)
Net increase (decrease)		(7,865)	1,575
Units outstanding, beginning		45,436	43,861
Units outstanding, ending		37,571	45,436

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$320,716
Cost of units redeemed/account charges			(306,835)
Net investment income (loss)			10,224
Net realized gain (loss)			38,408
Realized gain distributions			4,342
Net change in unrealized appreciation (depreciation)			4,241
Net assets			$71,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	38	$71	1.25%	43.5%	12/31/2025	$1.93	0	$0	1.00%	43.8%	12/31/2025	$1.97	0	$0	0.75%	44.2%
12/31/2024	1.32	45	60	1.25%	3.2%	12/31/2024	1.34	0	0	1.00%	3.5%	12/31/2024	1.37	0	0	0.75%	3.7%
12/31/2023	1.28	44	56	1.25%	14.4%	12/31/2023	1.30	0	0	1.00%	14.7%	12/31/2023	1.32	0	0	0.75%	15.0%
12/31/2022	1.12	43	48	1.25%	-7.4%	12/31/2022	1.13	0	0	1.00%	-7.2%	12/31/2022	1.15	0	0	0.75%	-7.0%
12/31/2021	1.21	83	100	1.25%	9.2%	12/31/2021	1.22	0	0	1.00%	9.5%	12/31/2021	1.23	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	44.5%	12/31/2025	$2.06	0	$0	0.25%	44.9%	12/31/2025	$2.11	0	$0	0.00%	45.3%
12/31/2024	1.40	0	0	0.50%	4.0%	12/31/2024	1.42	0	0	0.25%	4.2%	12/31/2024	1.45	0	0	0.00%	4.5%
12/31/2023	1.34	0	0	0.50%	15.3%	12/31/2023	1.36	0	0	0.25%	15.6%	12/31/2023	1.39	0	0	0.00%	15.8%
12/31/2022	1.16	0	0	0.50%	-6.7%	12/31/2022	1.18	0	0	0.25%	-6.5%	12/31/2022	1.20	0	0	0.00%	-6.3%
12/31/2021	1.25	0	0	0.50%	10.1%	12/31/2021	1.26	0	0	0.25%	10.3%	12/31/2021	1.28	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	5.0%
2023	3.8%
2022	0.4%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Institutional 3 Class - 06-FTP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,354,356	$18,397,839	1,548,315
Receivables: investments sold	-
Payables: investments purchased	(476,663)
Net assets	$21,877,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,877,693	11,185,498	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.18
Total	$21,877,693	11,185,498

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$723,190
Mortality & expense charges			(281,941)
Net investment income (loss)			441,249

Gain (loss) on investments:
Net realized gain (loss)			2,924,450
Realized gain distributions			942,128
Net change in unrealized appreciation (depreciation)			3,817,075
Net gain (loss)			7,683,653

Increase (decrease) in net assets from operations			$8,124,902

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$441,249	$828,532
Net realized gain (loss)		2,924,450	67,639
Realized gain distributions		942,128	-
Net change in unrealized appreciation (depreciation)		3,817,075	(461,583)

Increase (decrease) in net assets from operations		8,124,902	434,588

Contract owner transactions:
Proceeds from units sold		7,323,276	4,472,208
Cost of units redeemed		(13,631,077)	(9,092,684)
Account charges		(64,736)	(63,915)
Increase (decrease)		(6,372,537)	(4,684,391)
Net increase (decrease)		1,752,365	(4,249,803)
Net assets, beginning		20,125,328	24,375,131
Net assets, ending		$21,877,693	$20,125,328

Units sold		4,122,035	3,862,492
Units redeemed		(7,762,447)	(7,639,959)
Net increase (decrease)		(3,640,412)	(3,777,467)
Units outstanding, beginning		14,825,910	18,603,377
Units outstanding, ending		11,185,498	14,825,910

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,714,076
Cost of units redeemed/account charges			(35,133,789)
Net investment income (loss)			2,429,686
Net realized gain (loss)			2,600,103
Realized gain distributions			1,311,100
Net change in unrealized appreciation (depreciation)			3,956,517
Net assets			$21,877,693

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	11,185	$21,878	1.25%	44.1%	12/31/2025	$2.00	0	$0	1.00%	44.4%	12/31/2025	$2.04	0	$0	0.75%	44.8%
12/31/2024	1.36	14,826	20,125	1.25%	3.6%	12/31/2024	1.38	0	0	1.00%	3.9%	12/31/2024	1.41	0	0	0.75%	4.1%
12/31/2023	1.31	18,603	24,375	1.25%	14.9%	12/31/2023	1.33	0	0	1.00%	15.2%	12/31/2023	1.35	0	0	0.75%	15.5%
12/31/2022	1.14	18,431	21,020	1.25%	-7.0%	12/31/2022	1.16	0	0	1.00%	-6.8%	12/31/2022	1.17	0	0	0.75%	-6.6%
12/31/2021	1.23	17,672	21,683	1.25%	9.6%	12/31/2021	1.24	0	0	1.00%	9.9%	12/31/2021	1.26	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	45.2%	12/31/2025	$2.13	0	$0	0.25%	45.5%	12/31/2025	$2.18	0	$0	0.00%	45.9%
12/31/2024	1.44	0	0	0.50%	4.4%	12/31/2024	1.46	0	0	0.25%	4.6%	12/31/2024	1.49	0	0	0.00%	4.9%
12/31/2023	1.38	0	0	0.50%	15.8%	12/31/2023	1.40	0	0	0.25%	16.0%	12/31/2023	1.42	0	0	0.00%	16.3%
12/31/2022	1.19	0	0	0.50%	-6.4%	12/31/2022	1.21	0	0	0.25%	-6.1%	12/31/2022	1.22	0	0	0.00%	-5.9%
12/31/2021	1.27	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.30	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	4.9%
2023	4.3%
2022	1.0%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,211,083	$1,122,789	6,421
Receivables: investments sold	2,091
Payables: investments purchased	-
Net assets	$1,213,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,213,174	244,980	$4.95
Band 100	-	-	5.06
Band 75	-	-	5.17
Band 50	-	-	5.28
Band 25	-	-	5.39
Band 0	-	-	5.51
Total	$1,213,174	244,980

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(28,830)
Net investment income (loss)			(28,830)

Gain (loss) on investments:
Net realized gain (loss)			861,979
Realized gain distributions			84,587
Net change in unrealized appreciation (depreciation)			(218,525)
Net gain (loss)			728,041

Increase (decrease) in net assets from operations			$699,211

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,830)	$(32,413)
Net realized gain (loss)		861,979	40,719
Realized gain distributions		84,587	311,662
Net change in unrealized appreciation (depreciation)		(218,525)	221,077

Increase (decrease) in net assets from operations		699,211	541,045

Contract owner transactions:
Proceeds from units sold		1,304,088	726,827
Cost of units redeemed		(3,542,441)	(1,105,647)
Account charges		(2,691)	(2,154)
Increase (decrease)		(2,241,044)	(380,974)
Net increase (decrease)		(1,541,833)	160,071
Net assets, beginning		2,755,007	2,594,936
Net assets, ending		$1,213,174	$2,755,007

Units sold		390,638	230,402
Units redeemed		(903,096)	(369,227)
Net increase (decrease)		(512,458)	(138,825)
Units outstanding, beginning		757,438	896,263
Units outstanding, ending		244,980	757,438

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,260,182
Cost of units redeemed/account charges			(6,048,373)
Net investment income (loss)			(139,403)
Net realized gain (loss)			1,017,317
Realized gain distributions			1,035,157
Net change in unrealized appreciation (depreciation)			88,294
Net assets			$1,213,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.95	245	$1,213	1.25%	36.1%	12/31/2025	$5.06	0	$0	1.00%	36.5%	12/31/2025	$5.17	0	$0	0.75%	36.8%
12/31/2024	3.64	757	2,755	1.25%	25.6%	12/31/2024	3.71	0	0	1.00%	25.9%	12/31/2024	3.78	0	0	0.75%	26.3%
12/31/2023	2.90	896	2,595	1.25%	42.9%	12/31/2023	2.94	0	0	1.00%	43.3%	12/31/2023	2.99	0	0	0.75%	43.6%
12/31/2022	2.03	736	1,490	1.25%	-31.9%	12/31/2022	2.05	0	0	1.00%	-31.7%	12/31/2022	2.08	0	0	0.75%	-31.5%
12/31/2021	2.97	734	2,181	1.25%	37.7%	12/31/2021	3.01	0	0	1.00%	38.0%	12/31/2021	3.04	0	0	0.75%	38.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.28	0	$0	0.50%	37.2%	12/31/2025	$5.39	0	$0	0.25%	37.5%	12/31/2025	$5.51	0	$0	0.00%	37.9%
12/31/2024	3.85	0	0	0.50%	26.6%	12/31/2024	3.92	0	0	0.25%	26.9%	12/31/2024	4.00	0	0	0.00%	27.2%
12/31/2023	3.04	0	0	0.50%	44.0%	12/31/2023	3.09	0	0	0.25%	44.4%	12/31/2023	3.14	0	0	0.00%	44.7%
12/31/2022	2.11	0	0	0.50%	-31.4%	12/31/2022	2.14	0	0	0.25%	-31.2%	12/31/2022	2.17	0	0	0.00%	-31.0%
12/31/2021	3.08	0	0	0.50%	38.7%	12/31/2021	3.11	0	0	0.25%	39.1%	12/31/2021	3.15	0	0	0.00%	39.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Institutional 3 Class - 06-FTT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$510	$506	28
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$528	129	$4.08
Band 100	-	-	4.17
Band 75	-	-	4.26
Band 50	-	-	4.35
Band 25	-	-	4.45
Band 0	-	-	4.54
Total	$528	129

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,179
Mortality & expense charges			(1,812)
Net investment income (loss)			4,367

Gain (loss) on investments:
Net realized gain (loss)			(11,319)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,225
Net gain (loss)			8,906

Increase (decrease) in net assets from operations			$13,273

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,367	$6,071
Net realized gain (loss)		(11,319)	(8,449)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,225	3,114

Increase (decrease) in net assets from operations		13,273	736

Contract owner transactions:
Proceeds from units sold		19,184	71,330
Cost of units redeemed		(266,290)	(64,598)
Account charges		(350)	(765)
Increase (decrease)		(247,456)	5,967
Net increase (decrease)		(234,183)	6,703
Net assets, beginning		234,711	228,008
Net assets, ending		$528	$234,711

Units sold		4,880	18,975
Units redeemed		(67,015)	(17,580)
Net increase (decrease)		(62,135)	1,395
Units outstanding, beginning		62,264	60,869
Units outstanding, ending		129	62,264

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,580,031
Cost of units redeemed/account charges			(1,600,267)
Net investment income (loss)			38,550
Net realized gain (loss)			(19,873)
Realized gain distributions			2,083
Net change in unrealized appreciation (depreciation)			4
Net assets			$528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.08	0	$1	1.25%	8.3%	12/31/2025	$4.17	0	$0	1.00%	8.6%	12/31/2025	$4.26	0	$0	0.75%	8.9%
12/31/2024	3.77	62	235	1.25%	0.6%	12/31/2024	3.84	0	0	1.00%	0.9%	12/31/2024	3.91	0	0	0.75%	1.1%
12/31/2023	3.75	61	228	1.25%	3.1%	12/31/2023	3.81	0	0	1.00%	3.4%	12/31/2023	3.87	0	0	0.75%	3.7%
12/31/2022	3.63	45	163	1.25%	-17.8%	12/31/2022	3.68	0	0	1.00%	-17.6%	12/31/2022	3.73	0	0	0.75%	-17.4%
12/31/2021	4.42	47	208	1.25%	-1.0%	12/31/2021	4.47	0	0	1.00%	-0.8%	12/31/2021	4.52	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.35	0	$0	0.50%	9.1%	12/31/2025	$4.45	0	$0	0.25%	9.4%	12/31/2025	$4.54	0	$0	0.00%	9.7%
12/31/2024	3.99	0	0	0.50%	1.4%	12/31/2024	4.06	0	0	0.25%	1.7%	12/31/2024	4.14	0	0	0.00%	1.9%
12/31/2023	3.93	0	0	0.50%	3.9%	12/31/2023	4.00	0	0	0.25%	4.2%	12/31/2023	4.06	0	0	0.00%	4.4%
12/31/2022	3.79	0	0	0.50%	-17.2%	12/31/2022	3.84	0	0	0.25%	-17.0%	12/31/2022	3.89	0	0	0.00%	-16.8%
12/31/2021	4.57	0	0	0.50%	-0.3%	12/31/2021	4.62	0	0	0.25%	0.0%	12/31/2021	4.68	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	3.7%
2023	4.5%
2022	2.9%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Institutional 3 Class - 06-46K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,784,262	$2,472,366	70,047
Receivables: investments sold	14,823
Payables: investments purchased	-
Net assets	$2,799,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,799,085	1,143,366	$2.45
Band 100	-	-	2.49
Band 75	-	-	2.53
Band 50	-	-	2.57
Band 25	-	-	2.61
Band 0	-	-	2.65
Total	$2,799,085	1,143,366

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,487
Mortality & expense charges			(35,316)
Net investment income (loss)			(23,829)

Gain (loss) on investments:
Net realized gain (loss)			116,779
Realized gain distributions			175,790
Net change in unrealized appreciation (depreciation)			158,563
Net gain (loss)			451,132

Increase (decrease) in net assets from operations			$427,303

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,829)	$(6,356)
Net realized gain (loss)		116,779	45,377
Realized gain distributions		175,790	227,756
Net change in unrealized appreciation (depreciation)		158,563	80,464

Increase (decrease) in net assets from operations		427,303	347,241

Contract owner transactions:
Proceeds from units sold		503,047	1,409,646
Cost of units redeemed		(927,845)	(304,078)
Account charges		(1,084)	(704)
Increase (decrease)		(425,882)	1,104,864
Net increase (decrease)		1,421	1,452,105
Net assets, beginning		2,797,664	1,345,559
Net assets, ending		$2,799,085	$2,797,664

Units sold		232,115	703,408
Units redeemed		(415,006)	(155,147)
Net increase (decrease)		(182,891)	548,261
Units outstanding, beginning		1,326,257	777,996
Units outstanding, ending		1,143,366	1,326,257

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,204,000
Cost of units redeemed/account charges			(2,338,560)
Net investment income (loss)			(28,718)
Net realized gain (loss)			137,879
Realized gain distributions			512,588
Net change in unrealized appreciation (depreciation)			311,896
Net assets			$2,799,085

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	1,143	$2,799	1.25%	16.1%	12/31/2025	$2.49	0	$0	1.00%	16.3%	12/31/2025	$2.53	0	$0	0.75%	16.6%
12/31/2024	2.11	1,326	2,798	1.25%	22.0%	12/31/2024	2.14	0	0	1.00%	22.3%	12/31/2024	2.17	0	0	0.75%	22.6%
12/31/2023	1.73	778	1,346	1.25%	30.6%	12/31/2023	1.75	0	0	1.00%	30.9%	12/31/2023	1.77	0	0	0.75%	31.2%
12/31/2022	1.32	655	868	1.25%	-19.5%	12/31/2022	1.34	0	0	1.00%	-19.3%	12/31/2022	1.35	0	0	0.75%	-19.1%
12/31/2021	1.64	0	0	1.25%	22.9%	12/31/2021	1.65	0	0	1.00%	23.2%	12/31/2021	1.66	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	16.9%	12/31/2025	$2.61	0	$0	0.25%	17.2%	12/31/2025	$2.65	0	$0	0.00%	17.5%
12/31/2024	2.20	0	0	0.50%	22.9%	12/31/2024	2.23	0	0	0.25%	23.2%	12/31/2024	2.26	0	0	0.00%	23.5%
12/31/2023	1.79	0	0	0.50%	31.6%	12/31/2023	1.81	0	0	0.25%	31.9%	12/31/2023	1.83	0	0	0.00%	32.2%
12/31/2022	1.36	0	0	0.50%	-18.9%	12/31/2022	1.37	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.4%
12/31/2021	1.67	0	0	0.50%	23.8%	12/31/2021	1.68	0	0	0.25%	24.1%	12/31/2021	1.69	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.9%
2023	0.8%
2022	1.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income I3 Class - 06-4FK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,147,857	$13,119,105	408,288
Receivables: investments sold	-
Payables: investments purchased	(4,439)
Net assets	$15,143,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,143,418	7,995,080	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$15,143,418	7,995,080

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$266,880
Mortality & expense charges			(185,509)
Net investment income (loss)			81,371

Gain (loss) on investments:
Net realized gain (loss)			466,829
Realized gain distributions			531,337
Net change in unrealized appreciation (depreciation)			939,593
Net gain (loss)			1,937,759

Increase (decrease) in net assets from operations			$2,019,130

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,371	$86,094
Net realized gain (loss)		466,829	182,090
Realized gain distributions		531,337	561,933
Net change in unrealized appreciation (depreciation)		939,593	919,198

Increase (decrease) in net assets from operations		2,019,130	1,749,315

Contract owner transactions:
Proceeds from units sold		6,547,397	6,248,366
Cost of units redeemed		(7,696,029)	(6,353,547)
Account charges		(20,606)	(21,168)
Increase (decrease)		(1,169,238)	(126,349)
Net increase (decrease)		849,892	1,622,966
Net assets, beginning		14,293,526	12,670,560
Net assets, ending		$15,143,418	$14,293,526

Units sold		3,877,965	3,939,918
Units redeemed		(4,521,952)	(4,011,457)
Net increase (decrease)		(643,987)	(71,539)
Units outstanding, beginning		8,639,067	8,710,606
Units outstanding, ending		7,995,080	8,639,067

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$52,738,850
Cost of units redeemed/account charges			(40,941,861)
Net investment income (loss)			420,990
Net realized gain (loss)			(850,342)
Realized gain distributions			1,747,029
Net change in unrealized appreciation (depreciation)			2,028,752
Net assets			$15,143,418

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	7,995	$15,143	1.25%	14.5%	12/31/2025	$1.92	0	$0	1.00%	14.8%	12/31/2025	$1.95	0	$0	0.75%	15.1%
12/31/2024	1.65	8,639	14,294	1.25%	13.7%	12/31/2024	1.68	0	0	1.00%	14.0%	12/31/2024	1.70	0	0	0.75%	14.3%
12/31/2023	1.45	8,711	12,671	1.25%	9.2%	12/31/2023	1.47	0	0	1.00%	9.5%	12/31/2023	1.49	0	0	0.75%	9.8%
12/31/2022	1.33	9,793	13,041	1.25%	-6.0%	12/31/2022	1.34	0	0	1.00%	-5.8%	12/31/2022	1.35	0	0	0.75%	-5.6%
12/31/2021	1.42	2,800	3,969	1.25%	24.9%	12/31/2021	1.43	0	0	1.00%	25.2%	12/31/2021	1.43	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	15.3%	12/31/2025	$2.02	0	$0	0.25%	15.6%	12/31/2025	$2.05	0	$0	0.00%	15.9%
12/31/2024	1.72	0	0	0.50%	14.6%	12/31/2024	1.74	0	0	0.25%	14.9%	12/31/2024	1.77	0	0	0.00%	15.2%
12/31/2023	1.50	0	0	0.50%	10.0%	12/31/2023	1.52	0	0	0.25%	10.3%	12/31/2023	1.53	0	0	0.00%	10.6%
12/31/2022	1.36	0	0	0.50%	-5.3%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.44	0	0	0.50%	25.8%	12/31/2021	1.45	0	0	0.25%	26.1%	12/31/2021	1.46	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.9%
2023	2.1%
2022	4.3%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Gr Institutional 3 Class - 06-4GF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(942)
Net investment income (loss)			(942)

Gain (loss) on investments:
Net realized gain (loss)			19,627
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,932)
Net gain (loss)			(9,305)

Increase (decrease) in net assets from operations			$(10,247)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(942)	$(7,129)
Net realized gain (loss)		19,627	37,527
Realized gain distributions		-	75,347
Net change in unrealized appreciation (depreciation)		(28,932)	(23,474)

Increase (decrease) in net assets from operations		(10,247)	82,271

Contract owner transactions:
Proceeds from units sold		6,336	71,720
Cost of units redeemed		(495,189)	(220,337)
Account charges		-	(269)
Increase (decrease)		(488,853)	(148,886)
Net increase (decrease)		(499,100)	(66,615)
Net assets, beginning		499,100	565,715
Net assets, ending		$-	$499,100

Units sold		3,885	46,541
Units redeemed		(312,565)	(139,108)
Net increase (decrease)		(308,680)	(92,567)
Units outstanding, beginning		308,680	401,247
Units outstanding, ending		-	308,680

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$598,412
Cost of units redeemed/account charges			(754,466)
Net investment income (loss)			(9,563)
Net realized gain (loss)			58,104
Realized gain distributions			107,513
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	1.25%	9.6%	12/31/2025	$1.80	0	$0	1.00%	9.9%	12/31/2025	$1.83	0	$0	0.75%	10.2%
12/31/2024	1.62	309	499	1.25%	14.7%	12/31/2024	1.64	0	0	1.00%	15.0%	12/31/2024	1.66	0	0	0.75%	15.3%
12/31/2023	1.41	401	566	1.25%	37.9%	12/31/2023	1.42	0	0	1.00%	38.2%	12/31/2023	1.44	0	0	0.75%	38.6%
12/31/2022	1.02	11	11	1.25%	-32.8%	12/31/2022	1.03	0	0	1.00%	-32.6%	12/31/2022	1.04	0	0	0.75%	-32.5%
12/31/2021	1.52	0	0	1.25%	8.0%	12/31/2021	1.53	0	0	1.00%	8.2%	12/31/2021	1.54	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	10.4%	12/31/2025	$1.88	0	$0	0.25%	10.7%	12/31/2025	$1.91	0	$0	0.00%	11.0%
12/31/2024	1.68	0	0	0.50%	15.5%	12/31/2024	1.70	0	0	0.25%	15.8%	12/31/2024	1.72	0	0	0.00%	16.1%
12/31/2023	1.45	0	0	0.50%	38.9%	12/31/2023	1.47	0	0	0.25%	39.3%	12/31/2023	1.48	0	0	0.00%	39.6%
12/31/2022	1.05	0	0	0.50%	-32.3%	12/31/2022	1.05	0	0	0.25%	-32.1%	12/31/2022	1.06	0	0	0.00%	-31.9%
12/31/2021	1.54	0	0	0.50%	8.8%	12/31/2021	1.55	0	0	0.25%	9.1%	12/31/2021	1.56	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Val Institutional 3 Class - 06-4GG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,196	$405,826	10,796
Receivables: investments sold	1,382
Payables: investments purchased	-
Net assets	$452,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452,578	236,764	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$452,578	236,764

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,945
Mortality & expense charges			(5,617)
Net investment income (loss)			2,328

Gain (loss) on investments:
Net realized gain (loss)			28,111
Realized gain distributions			31,507
Net change in unrealized appreciation (depreciation)			48,776
Net gain (loss)			108,394

Increase (decrease) in net assets from operations			$110,722

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,328	$5,123
Net realized gain (loss)		28,111	2,427
Realized gain distributions		31,507	6,078
Net change in unrealized appreciation (depreciation)		48,776	(3,416)

Increase (decrease) in net assets from operations		110,722	10,212

Contract owner transactions:
Proceeds from units sold		144,765	450,603
Cost of units redeemed		(199,840)	(64,171)
Account charges		(56)	(65)
Increase (decrease)		(55,131)	386,367
Net increase (decrease)		55,591	396,579
Net assets, beginning		396,987	408
Net assets, ending		$452,578	$396,987

Units sold		82,760	304,352
Units redeemed		(108,665)	(41,984)
Net increase (decrease)		(25,905)	262,368
Units outstanding, beginning		262,669	301
Units outstanding, ending		236,764	262,669

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$595,765
Cost of units redeemed/account charges			(264,146)
Net investment income (loss)			7,460
Net realized gain (loss)			30,538
Realized gain distributions			37,591
Net change in unrealized appreciation (depreciation)			45,370
Net assets			$452,578

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	237	$453	1.25%	26.5%	12/31/2025	$1.94	0	$0	1.00%	26.8%	12/31/2025	$1.97	0	$0	0.75%	27.1%
12/31/2024	1.51	263	397	1.25%	11.6%	12/31/2024	1.53	0	0	1.00%	11.8%	12/31/2024	1.55	0	0	0.75%	12.1%
12/31/2023	1.35	0	0	1.25%	4.6%	12/31/2023	1.37	0	0	1.00%	4.9%	12/31/2023	1.38	0	0	0.75%	5.1%
12/31/2022	1.29	0	0	1.25%	-1.9%	12/31/2022	1.30	0	0	1.00%	-1.7%	12/31/2022	1.31	0	0	0.75%	-1.4%
12/31/2021	1.32	0	0	1.25%	25.2%	12/31/2021	1.33	0	0	1.00%	25.5%	12/31/2021	1.33	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	27.4%	12/31/2025	$2.03	0	$0	0.25%	27.7%	12/31/2025	$2.06	0	$0	0.00%	28.1%
12/31/2024	1.57	0	0	0.50%	12.4%	12/31/2024	1.59	0	0	0.25%	12.7%	12/31/2024	1.61	0	0	0.00%	13.0%
12/31/2023	1.40	0	0	0.50%	5.4%	12/31/2023	1.41	0	0	0.25%	5.7%	12/31/2023	1.42	0	0	0.00%	5.9%
12/31/2022	1.32	0	0	0.50%	-1.2%	12/31/2022	1.33	0	0	0.25%	-1.0%	12/31/2022	1.34	0	0	0.00%	-0.7%
12/31/2021	1.34	0	0	0.50%	26.1%	12/31/2021	1.35	0	0	0.25%	26.5%	12/31/2021	1.35	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	3.8%
2023	4.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	1.25%	15.9%	12/31/2025	$1.74	0	$0	1.00%	16.2%	12/31/2025	$1.77	0	$0	0.75%	16.5%
12/31/2024	1.48	0	0	1.25%	16.0%	12/31/2024	1.50	0	0	1.00%	16.3%	12/31/2024	1.52	0	0	0.75%	16.6%
12/31/2023	1.28	0	0	1.25%	22.9%	12/31/2023	1.29	0	0	1.00%	23.2%	12/31/2023	1.30	0	0	0.75%	23.5%
12/31/2022	1.04	0	0	1.25%	-29.0%	12/31/2022	1.05	0	0	1.00%	-28.9%	12/31/2022	1.05	0	0	0.75%	-28.7%
12/31/2021	1.47	0	0	1.25%	21.7%	12/31/2021	1.47	0	0	1.00%	22.0%	12/31/2021	1.48	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	16.8%	12/31/2025	$1.82	0	$0	0.25%	17.1%	12/31/2025	$1.84	0	$0	0.00%	17.4%
12/31/2024	1.53	0	0	0.50%	16.9%	12/31/2024	1.55	0	0	0.25%	17.2%	12/31/2024	1.57	0	0	0.00%	17.4%
12/31/2023	1.31	0	0	0.50%	23.9%	12/31/2023	1.32	0	0	0.25%	24.2%	12/31/2023	1.34	0	0	0.00%	24.5%
12/31/2022	1.06	0	0	0.50%	-28.5%	12/31/2022	1.07	0	0	0.25%	-28.3%	12/31/2022	1.07	0	0	0.00%	-28.1%
12/31/2021	1.48	0	0	0.50%	22.7%	12/31/2021	1.49	0	0	0.25%	23.0%	12/31/2021	1.49	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv A Class - 06-66K (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	1.25%	15.4%	12/31/2025	$1.22	0	$0	1.00%	15.7%	12/31/2025	$1.23	0	$0	0.75%	16.0%
12/31/2024	1.04	0	0	1.25%	11.6%	12/31/2024	1.05	0	0	1.00%	11.9%	12/31/2024	1.06	0	0	0.75%	12.1%
12/31/2023	0.94	0	0	1.25%	16.0%	12/31/2023	0.94	0	0	1.00%	16.3%	12/31/2023	0.95	0	0	0.75%	16.6%
12/31/2022	0.81	0	0	1.25%	-19.1%	12/31/2022	0.81	0	0	1.00%	-18.9%	12/31/2022	0.81	0	0	0.75%	-18.7%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	16.3%	12/31/2025	$1.26	0	$0	0.25%	16.6%	12/31/2025	$1.27	0	$0	0.00%	16.9%
12/31/2024	1.07	0	0	0.50%	12.4%	12/31/2024	1.08	0	0	0.25%	12.7%	12/31/2024	1.09	0	0	0.00%	13.0%
12/31/2023	0.95	0	0	0.50%	16.9%	12/31/2023	0.96	0	0	0.25%	17.2%	12/31/2023	0.96	0	0	0.00%	17.5%
12/31/2022	0.81	0	0	0.50%	-18.5%	12/31/2022	0.82	0	0	0.25%	-18.3%	12/31/2022	0.82	0	0	0.00%	-18.1%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$226,971	$215,710	18,540
Receivables: investments sold	147
Payables: investments purchased	-
Net assets	$227,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,118	185,952	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$227,118	185,952

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,520
Mortality & expense charges			(6,688)
Net investment income (loss)			2,832

Gain (loss) on investments:
Net realized gain (loss)			20,553
Realized gain distributions			31,787
Net change in unrealized appreciation (depreciation)			24,424
Net gain (loss)			76,764

Increase (decrease) in net assets from operations			$79,596

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,832	$7,565
Net realized gain (loss)		20,553	(315)
Realized gain distributions		31,787	33,087
Net change in unrealized appreciation (depreciation)		24,424	37,561

Increase (decrease) in net assets from operations		79,596	77,898

Contract owner transactions:
Proceeds from units sold		14,401	9,860
Cost of units redeemed		(605,379)	(3,488)
Account charges		(20)	(40)
Increase (decrease)		(590,998)	6,332
Net increase (decrease)		(511,402)	84,230
Net assets, beginning		738,520	654,290
Net assets, ending		$227,118	$738,520

Units sold		12,058	10,304
Units redeemed		(526,510)	(4,338)
Net increase (decrease)		(514,452)	5,966
Units outstanding, beginning		700,404	694,438
Units outstanding, ending		185,952	700,404

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,267,973
Cost of units redeemed/account charges			(1,116,060)
Net investment income (loss)			22,882
Net realized gain (loss)			(81,474)
Realized gain distributions			122,536
Net change in unrealized appreciation (depreciation)			11,261
Net assets			$227,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	186	$227	1.25%	15.8%	12/31/2025	$1.23	0	$0	1.00%	16.1%	12/31/2025	$1.25	0	$0	0.75%	16.4%
12/31/2024	1.05	700	739	1.25%	11.9%	12/31/2024	1.06	0	0	1.00%	12.2%	12/31/2024	1.07	0	0	0.75%	12.5%
12/31/2023	0.94	694	654	1.25%	16.4%	12/31/2023	0.95	0	0	1.00%	16.7%	12/31/2023	0.95	0	0	0.75%	17.0%
12/31/2022	0.81	1,129	914	1.25%	-18.8%	12/31/2022	0.81	0	0	1.00%	-18.6%	12/31/2022	0.81	0	0	0.75%	-18.4%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	16.7%	12/31/2025	$1.27	0	$0	0.25%	17.0%	12/31/2025	$1.29	0	$0	0.00%	17.3%
12/31/2024	1.08	0	0	0.50%	12.8%	12/31/2024	1.09	0	0	0.25%	13.0%	12/31/2024	1.10	0	0	0.00%	13.3%
12/31/2023	0.96	0	0	0.50%	17.3%	12/31/2023	0.96	0	0	0.25%	17.6%	12/31/2023	0.97	0	0	0.00%	17.9%
12/31/2022	0.82	0	0	0.50%	-18.2%	12/31/2022	0.82	0	0	0.25%	-18.0%	12/31/2022	0.82	0	0	0.00%	-17.8%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.4%
2023	2.1%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv A Class - 06-66N (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	17.6%	12/31/2025	$1.28	0	$0	1.00%	17.8%	12/31/2025	$1.29	0	$0	0.75%	18.1%
12/31/2024	1.07	0	0	1.25%	14.0%	12/31/2024	1.08	0	0	1.00%	14.3%	12/31/2024	1.09	0	0	0.75%	14.6%
12/31/2023	0.94	0	0	1.25%	18.4%	12/31/2023	0.95	0	0	1.00%	18.7%	12/31/2023	0.95	0	0	0.75%	19.0%
12/31/2022	0.80	0	0	1.25%	-20.1%	12/31/2022	0.80	0	0	1.00%	-19.9%	12/31/2022	0.80	0	0	0.75%	-19.7%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	0.50%	18.4%	12/31/2025	$1.32	0	$0	0.25%	18.7%	12/31/2025	$1.33	0	$0	0.00%	19.0%
12/31/2024	1.10	0	0	0.50%	14.9%	12/31/2024	1.11	0	0	0.25%	15.1%	12/31/2024	1.12	0	0	0.00%	15.4%
12/31/2023	0.96	0	0	0.50%	19.3%	12/31/2023	0.96	0	0	0.25%	19.6%	12/31/2023	0.97	0	0	0.00%	19.9%
12/31/2022	0.80	0	0	0.50%	-19.5%	12/31/2022	0.81	0	0	0.25%	-19.3%	12/31/2022	0.81	0	0	0.00%	-19.1%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv Inst Class - 06-66P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$428,119	$372,701	31,777
Receivables: investments sold	247
Payables: investments purchased	-
Net assets	$428,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$428,366	334,630	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$428,366	334,630

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,970
Mortality & expense charges			(4,999)
Net investment income (loss)			2,971

Gain (loss) on investments:
Net realized gain (loss)			6,766
Realized gain distributions			34,723
Net change in unrealized appreciation (depreciation)			22,769
Net gain (loss)			64,258

Increase (decrease) in net assets from operations			$67,229

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,971	$2,048
Net realized gain (loss)		6,766	(54,033)
Realized gain distributions		34,723	13,643
Net change in unrealized appreciation (depreciation)		22,769	60,916

Increase (decrease) in net assets from operations		67,229	22,574

Contract owner transactions:
Proceeds from units sold		42,915	63,105
Cost of units redeemed		(48,647)	(1,174,508)
Account charges		-	-
Increase (decrease)		(5,732)	(1,111,403)
Net increase (decrease)		61,497	(1,088,829)
Net assets, beginning		366,869	1,455,698
Net assets, ending		$428,366	$366,869

Units sold		36,624	60,044
Units redeemed		(39,705)	(1,254,824)
Net increase (decrease)		(3,081)	(1,194,780)
Units outstanding, beginning		337,711	1,532,491
Units outstanding, ending		334,630	337,711

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,015,775
Cost of units redeemed/account charges			(2,620,084)
Net investment income (loss)			23,106
Net realized gain (loss)			(254,806)
Realized gain distributions			208,957
Net change in unrealized appreciation (depreciation)			55,418
Net assets			$428,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	335	$428	1.25%	17.8%	12/31/2025	$1.29	0	$0	1.00%	18.1%	12/31/2025	$1.31	0	$0	0.75%	18.4%
12/31/2024	1.09	338	367	1.25%	14.4%	12/31/2024	1.09	0	0	1.00%	14.7%	12/31/2024	1.10	0	0	0.75%	14.9%
12/31/2023	0.95	1,532	1,456	1.25%	18.8%	12/31/2023	0.95	0	0	1.00%	19.1%	12/31/2023	0.96	0	0	0.75%	19.4%
12/31/2022	0.80	2,206	1,764	1.25%	-19.8%	12/31/2022	0.80	0	0	1.00%	-19.6%	12/31/2022	0.80	0	0	0.75%	-19.4%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	18.7%	12/31/2025	$1.33	0	$0	0.25%	19.0%	12/31/2025	$1.35	0	$0	0.00%	19.3%
12/31/2024	1.11	0	0	0.50%	15.2%	12/31/2024	1.12	0	0	0.25%	15.5%	12/31/2024	1.13	0	0	0.00%	15.8%
12/31/2023	0.97	0	0	0.50%	19.7%	12/31/2023	0.97	0	0	0.25%	20.0%	12/31/2023	0.98	0	0	0.00%	20.3%
12/31/2022	0.81	0	0	0.50%	-19.2%	12/31/2022	0.81	0	0	0.25%	-19.0%	12/31/2022	0.81	0	0	0.00%	-18.8%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	0.7%
2023	2.1%
2022	3.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv A Class - 06-66C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(6)
Net realized gain (loss)		-	(1,171)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1,106

Increase (decrease) in net assets from operations		-	(71)

Contract owner transactions:
Proceeds from units sold		-	(1)
Cost of units redeemed		-	(9,698)
Account charges		-	-
Increase (decrease)		-	(9,699)
Net increase (decrease)		-	(9,770)
Net assets, beginning		-	9,770
Net assets, ending		$-	$-

Units sold		-	2
Units redeemed		-	(10,720)
Net increase (decrease)		-	(10,718)
Units outstanding, beginning		-	10,718
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,803
Cost of units redeemed/account charges			(10,875)
Net investment income (loss)			233
Net realized gain (loss)			(1,424)
Realized gain distributions			263
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	9.1%	12/31/2025	$1.05	0	$0	1.00%	9.4%	12/31/2025	$1.06	0	$0	0.75%	9.7%
12/31/2024	0.95	0	0	1.25%	4.0%	12/31/2024	0.96	0	0	1.00%	4.2%	12/31/2024	0.96	0	0	0.75%	4.5%
12/31/2023	0.91	11	10	1.25%	8.0%	12/31/2023	0.92	0	0	1.00%	8.3%	12/31/2023	0.92	0	0	0.75%	8.6%
12/31/2022	0.84	11	9	1.25%	-15.6%	12/31/2022	0.85	0	0	1.00%	-15.4%	12/31/2022	0.85	0	0	0.75%	-15.2%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	10.0%	12/31/2025	$1.08	0	$0	0.25%	10.2%	12/31/2025	$1.09	0	$0	0.00%	10.5%
12/31/2024	0.97	0	0	0.50%	4.8%	12/31/2024	0.98	0	0	0.25%	5.0%	12/31/2024	0.99	0	0	0.00%	5.3%
12/31/2023	0.93	0	0	0.50%	8.8%	12/31/2023	0.93	0	0	0.25%	9.1%	12/31/2023	0.94	0	0	0.00%	9.4%
12/31/2022	0.85	0	0	0.50%	-15.0%	12/31/2022	0.85	0	0	0.25%	-14.8%	12/31/2022	0.86	0	0	0.00%	-14.5%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	3.2%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod A Class - 06-66G (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	1.25%	14.1%	12/31/2025	$1.16	0	$0	1.00%	14.4%	12/31/2025	$1.17	0	$0	0.75%	14.7%
12/31/2024	1.01	0	0	1.25%	8.9%	12/31/2024	1.02	0	0	1.00%	9.2%	12/31/2024	1.02	0	0	0.75%	9.4%
12/31/2023	0.93	0	0	1.25%	13.4%	12/31/2023	0.93	0	0	1.00%	13.7%	12/31/2023	0.94	0	0	0.75%	13.9%
12/31/2022	0.82	0	0	1.25%	-18.2%	12/31/2022	0.82	0	0	1.00%	-18.0%	12/31/2022	0.82	0	0	0.75%	-17.8%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.2%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	15.0%	12/31/2025	$1.20	0	$0	0.25%	15.3%	12/31/2025	$1.21	0	$0	0.00%	15.6%
12/31/2024	1.03	0	0	0.50%	9.7%	12/31/2024	1.04	0	0	0.25%	10.0%	12/31/2024	1.05	0	0	0.00%	10.3%
12/31/2023	0.94	0	0	0.50%	14.2%	12/31/2023	0.95	0	0	0.25%	14.5%	12/31/2023	0.95	0	0	0.00%	14.8%
12/31/2022	0.82	0	0	0.50%	-17.6%	12/31/2022	0.83	0	0	0.25%	-17.4%	12/31/2022	0.83	0	0	0.00%	-17.2%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	-0.1%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod Inst Class - 06-66J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$706,490	$663,836	63,004
Receivables: investments sold	422
Payables: investments purchased	-
Net assets	$706,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$706,912	606,936	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$706,912	606,936

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,213
Mortality & expense charges			(9,567)
Net investment income (loss)			10,646

Gain (loss) on investments:
Net realized gain (loss)			(7,820)
Realized gain distributions			15,842
Net change in unrealized appreciation (depreciation)			70,763
Net gain (loss)			78,785

Increase (decrease) in net assets from operations			$89,431

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,646	$15,250
Net realized gain (loss)		(7,820)	(1,946)
Realized gain distributions		15,842	23,462
Net change in unrealized appreciation (depreciation)		70,763	38,283

Increase (decrease) in net assets from operations		89,431	75,049

Contract owner transactions:
Proceeds from units sold		81,014	76,449
Cost of units redeemed		(383,897)	(15,856)
Account charges		(67)	(32)
Increase (decrease)		(302,950)	60,561
Net increase (decrease)		(213,519)	135,610
Net assets, beginning		920,431	784,821
Net assets, ending		$706,912	$920,431

Units sold		74,827	98,753
Units redeemed		(371,974)	(36,541)
Net increase (decrease)		(297,147)	62,212
Units outstanding, beginning		904,083	841,871
Units outstanding, ending		606,936	904,083

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,192,036
Cost of units redeemed/account charges			(616,539)
Net investment income (loss)			46,392
Net realized gain (loss)			(38,975)
Realized gain distributions			81,344
Net change in unrealized appreciation (depreciation)			42,654
Net assets			$706,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	607	$707	1.25%	14.4%	12/31/2025	$1.18	0	$0	1.00%	14.7%	12/31/2025	$1.19	0	$0	0.75%	15.0%
12/31/2024	1.02	904	920	1.25%	9.2%	12/31/2024	1.03	0	0	1.00%	9.5%	12/31/2024	1.03	0	0	0.75%	9.8%
12/31/2023	0.93	842	785	1.25%	13.9%	12/31/2023	0.94	0	0	1.00%	14.2%	12/31/2023	0.94	0	0	0.75%	14.5%
12/31/2022	0.82	895	733	1.25%	-18.0%	12/31/2022	0.82	0	0	1.00%	-17.8%	12/31/2022	0.82	0	0	0.75%	-17.6%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	15.3%	12/31/2025	$1.21	0	$0	0.25%	15.6%	12/31/2025	$1.23	0	$0	0.00%	15.8%
12/31/2024	1.04	0	0	0.50%	10.0%	12/31/2024	1.05	0	0	0.25%	10.3%	12/31/2024	1.06	0	0	0.00%	10.6%
12/31/2023	0.95	0	0	0.50%	14.8%	12/31/2023	0.95	0	0	0.25%	15.1%	12/31/2023	0.96	0	0	0.00%	15.3%
12/31/2022	0.83	0	0	0.50%	-17.4%	12/31/2022	0.83	0	0	0.25%	-17.2%	12/31/2022	0.83	0	0	0.00%	-17.0%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	0.0%	12/31/2021	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.1%
2023	3.1%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Growth A Class - 06-64V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,679	$188,514	7,963
Receivables: investments sold	-
Payables: investments purchased	(188)
Net assets	$188,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,733	136,628	$1.07
Band 100	41,758	38,485	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$188,491	175,113

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,713)
Net investment income (loss)			(1,713)

Gain (loss) on investments:
Net realized gain (loss)			13,690
Realized gain distributions			24,743
Net change in unrealized appreciation (depreciation)			(17,377)
Net gain (loss)			21,056

Increase (decrease) in net assets from operations			$19,343

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,713)	$(2,032)
Net realized gain (loss)		13,690	768
Realized gain distributions		24,743	24,036
Net change in unrealized appreciation (depreciation)		(17,377)	10,693

Increase (decrease) in net assets from operations		19,343	33,465

Contract owner transactions:
Proceeds from units sold		65,845	3,235
Cost of units redeemed		(80,888)	(4,776)
Account charges		(46)	(45)
Increase (decrease)		(15,089)	(1,586)
Net increase (decrease)		4,254	31,879
Net assets, beginning		184,237	152,358
Net assets, ending		$188,491	$184,237

Units sold		60,423	4,071
Units redeemed		(79,515)	(5,696)
Net increase (decrease)		(19,092)	(1,625)
Units outstanding, beginning		194,205	195,830
Units outstanding, ending		175,113	194,205

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$231,915
Cost of units redeemed/account charges			(98,807)
Net investment income (loss)			(5,400)
Net realized gain (loss)			11,839
Realized gain distributions			48,779
Net change in unrealized appreciation (depreciation)			165
Net assets			$188,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	137	$147	1.25%	13.4%	12/31/2025	$1.09	38	$42	1.00%	13.7%	12/31/2025	$1.10	0	$0	0.75%	13.9%
12/31/2024	0.95	156	147	1.25%	21.9%	12/31/2024	0.95	39	37	1.00%	22.2%	12/31/2024	0.96	0	0	0.75%	22.5%
12/31/2023	0.78	157	122	1.25%	23.4%	12/31/2023	0.78	39	30	1.00%	23.7%	12/31/2023	0.79	0	0	0.75%	24.0%
12/31/2022	0.63	47	29	1.25%	-32.3%	12/31/2022	0.63	41	26	1.00%	-32.1%	12/31/2022	0.63	0	0	0.75%	-31.9%
12/31/2021	0.93	0	0	1.25%	-7.0%	12/31/2021	0.93	0	0	1.00%	-7.0%	12/31/2021	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	14.2%	12/31/2025	$1.12	0	$0	0.25%	14.5%	12/31/2025	$1.13	0	$0	0.00%	14.8%
12/31/2024	0.97	0	0	0.50%	22.8%	12/31/2024	0.98	0	0	0.25%	23.1%	12/31/2024	0.98	0	0	0.00%	23.4%
12/31/2023	0.79	0	0	0.50%	24.3%	12/31/2023	0.79	0	0	0.25%	24.6%	12/31/2023	0.80	0	0	0.00%	24.9%
12/31/2022	0.64	0	0	0.50%	-31.8%	12/31/2022	0.64	0	0	0.25%	-31.6%	12/31/2022	0.64	0	0	0.00%	-31.4%
12/31/2021	0.93	0	0	0.50%	-6.9%	12/31/2021	0.93	0	0	0.25%	-6.9%	12/31/2021	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Inst Class - 06-64W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,263	$208,842	15,725
Receivables: investments sold	-
Payables: investments purchased	(7,454)
Net assets	$228,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,809	181,230	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$228,809	181,230

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,108
Mortality & expense charges			(3,047)
Net investment income (loss)			(939)

Gain (loss) on investments:
Net realized gain (loss)			32,688
Realized gain distributions			13,060
Net change in unrealized appreciation (depreciation)			(16,913)
Net gain (loss)			28,835

Increase (decrease) in net assets from operations			$27,896

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(939)	$(333)
Net realized gain (loss)		32,688	22,188
Realized gain distributions		13,060	23,755
Net change in unrealized appreciation (depreciation)		(16,913)	4,829

Increase (decrease) in net assets from operations		27,896	50,439

Contract owner transactions:
Proceeds from units sold		42,531	67,197
Cost of units redeemed		(256,069)	(107,498)
Account charges		(191)	(296)
Increase (decrease)		(213,729)	(40,597)
Net increase (decrease)		(185,833)	9,842
Net assets, beginning		414,642	404,800
Net assets, ending		$228,809	$414,642

Units sold		36,834	61,651
Units redeemed		(225,336)	(95,815)
Net increase (decrease)		(188,502)	(34,164)
Units outstanding, beginning		369,732	403,896
Units outstanding, ending		181,230	369,732

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$654,919
Cost of units redeemed/account charges			(552,813)
Net investment income (loss)			(1,320)
Net realized gain (loss)			55,466
Realized gain distributions			45,136
Net change in unrealized appreciation (depreciation)			27,421
Net assets			$228,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	181	$229	1.25%	12.6%	12/31/2025	$1.28	0	$0	1.00%	12.9%	12/31/2025	$1.29	0	$0	0.75%	13.1%
12/31/2024	1.12	370	415	1.25%	11.9%	12/31/2024	1.13	0	0	1.00%	12.2%	12/31/2024	1.14	0	0	0.75%	12.5%
12/31/2023	1.00	404	405	1.25%	9.2%	12/31/2023	1.01	0	0	1.00%	9.5%	12/31/2023	1.01	0	0	0.75%	9.8%
12/31/2022	0.92	442	405	1.25%	-10.1%	12/31/2022	0.92	0	0	1.00%	-9.9%	12/31/2022	0.92	0	0	0.75%	-9.7%
12/31/2021	1.02	0	0	1.25%	2.1%	12/31/2021	1.02	0	0	1.00%	2.1%	12/31/2021	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	0.50%	13.4%	12/31/2025	$1.32	0	$0	0.25%	13.7%	12/31/2025	$1.33	0	$0	0.00%	14.0%
12/31/2024	1.15	0	0	0.50%	12.7%	12/31/2024	1.16	0	0	0.25%	13.0%	12/31/2024	1.17	0	0	0.00%	13.3%
12/31/2023	1.02	0	0	0.50%	10.1%	12/31/2023	1.02	0	0	0.25%	10.3%	12/31/2023	1.03	0	0	0.00%	10.6%
12/31/2022	0.93	0	0	0.50%	-9.5%	12/31/2022	0.93	0	0	0.25%	-9.2%	12/31/2022	0.93	0	0	0.00%	-9.0%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.2%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	1.2%
2023	1.3%
2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value & Infl A Class - 06-64X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,682	$171,450	11,341
Receivables: investments sold	-
Payables: investments purchased	(52)
Net assets	$145,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,630	135,624	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$145,630	135,624

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$894
Mortality & expense charges			(1,678)
Net investment income (loss)			(784)

Gain (loss) on investments:
Net realized gain (loss)			(2,797)
Realized gain distributions			20,354
Net change in unrealized appreciation (depreciation)			(8,147)
Net gain (loss)			9,410

Increase (decrease) in net assets from operations			$8,626

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(784)	$886
Net realized gain (loss)		(2,797)	(1,045)
Realized gain distributions		20,354	29,685
Net change in unrealized appreciation (depreciation)		(8,147)	(20,278)

Increase (decrease) in net assets from operations		8,626	9,248

Contract owner transactions:
Proceeds from units sold		12,591	89,444
Cost of units redeemed		(11,480)	(41,010)
Account charges		(88)	(127)
Increase (decrease)		1,023	48,307
Net increase (decrease)		9,649	57,555
Net assets, beginning		135,981	78,426
Net assets, ending		$145,630	$135,981

Units sold		12,485	92,672
Units redeemed		(11,841)	(43,273)
Net increase (decrease)		644	49,399
Units outstanding, beginning		134,980	85,581
Units outstanding, ending		135,624	134,980

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$190,213
Cost of units redeemed/account charges			(68,131)
Net investment income (loss)			655
Net realized gain (loss)			(5,023)
Realized gain distributions			53,684
Net change in unrealized appreciation (depreciation)			(25,768)
Net assets			$145,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	136	$146	1.25%	6.6%	12/31/2025	$1.08	0	$0	1.00%	6.9%	12/31/2025	$1.10	0	$0	0.75%	7.1%
12/31/2024	1.01	135	136	1.25%	9.9%	12/31/2024	1.02	0	0	1.00%	10.2%	12/31/2024	1.02	0	0	0.75%	10.5%
12/31/2023	0.92	86	78	1.25%	12.3%	12/31/2023	0.92	0	0	1.00%	12.6%	12/31/2023	0.93	0	0	0.75%	12.9%
12/31/2022	0.82	1	1	1.25%	-14.9%	12/31/2022	0.82	0	0	1.00%	-14.7%	12/31/2022	0.82	0	0	0.75%	-14.5%
12/31/2021	0.96	0	0	1.25%	-4.1%	12/31/2021	0.96	0	0	1.00%	-4.1%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	7.4%	12/31/2025	$1.12	0	$0	0.25%	7.7%	12/31/2025	$1.13	0	$0	0.00%	7.9%
12/31/2024	1.03	0	0	0.50%	10.8%	12/31/2024	1.04	0	0	0.25%	11.0%	12/31/2024	1.05	0	0	0.00%	11.3%
12/31/2023	0.93	0	0	0.50%	13.2%	12/31/2023	0.94	0	0	0.25%	13.5%	12/31/2023	0.94	0	0	0.00%	13.7%
12/31/2022	0.82	0	0	0.50%	-14.3%	12/31/2022	0.82	0	0	0.25%	-14.1%	12/31/2022	0.83	0	0	0.00%	-13.8%
12/31/2021	0.96	0	0	0.50%	-4.0%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	2.1%
2023	2.5%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value Disc I3 Class - 06-4YY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11
Mortality & expense charges			(416)
Net investment income (loss)			(405)

Gain (loss) on investments:
Net realized gain (loss)			20,922
Realized gain distributions			51
Net change in unrealized appreciation (depreciation)			(24,753)
Net gain (loss)			(3,780)

Increase (decrease) in net assets from operations			$(4,185)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(405)	$(1,323)
Net realized gain (loss)		20,922	19,176
Realized gain distributions		51	10,815
Net change in unrealized appreciation (depreciation)		(24,753)	(8,814)

Increase (decrease) in net assets from operations		(4,185)	19,854

Contract owner transactions:
Proceeds from units sold		3,851	60,019
Cost of units redeemed		(220,992)	(80,556)
Account charges		(1)	(109)
Increase (decrease)		(217,142)	(20,646)
Net increase (decrease)		(221,327)	(792)
Net assets, beginning		221,327	222,119
Net assets, ending		$-	$221,327

Units sold		3,159	50,922
Units redeemed		(184,802)	(65,621)
Net increase (decrease)		(181,643)	(14,699)
Units outstanding, beginning		181,643	196,342
Units outstanding, ending		-	181,643

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$479,049
Cost of units redeemed/account charges			(556,502)
Net investment income (loss)			(2,724)
Net realized gain (loss)			54,665
Realized gain distributions			25,512
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	1.25%	13.6%	12/31/2025	$1.40	0	$0	1.00%	13.9%	12/31/2025	$1.41	0	$0	0.75%	14.2%
12/31/2024	1.22	182	221	1.25%	7.7%	12/31/2024	1.23	0	0	1.00%	8.0%	12/31/2024	1.24	0	0	0.75%	8.3%
12/31/2023	1.13	196	222	1.25%	20.3%	12/31/2023	1.14	0	0	1.00%	20.6%	12/31/2023	1.14	0	0	0.75%	20.9%
12/31/2022	0.94	346	325	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.95	0	0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	4.0%	12/31/2021	1.04	0	0	1.00%	4.1%	12/31/2021	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	14.5%	12/31/2025	$1.45	0	$0	0.25%	14.8%	12/31/2025	$1.46	0	$0	0.00%	15.0%
12/31/2024	1.25	0	0	0.50%	8.5%	12/31/2024	1.26	0	0	0.25%	8.8%	12/31/2024	1.27	0	0	0.00%	9.1%
12/31/2023	1.15	0	0	0.50%	21.2%	12/31/2023	1.16	0	0	0.25%	21.5%	12/31/2023	1.16	0	0	0.00%	21.8%
12/31/2022	0.95	0	0	0.50%	-8.9%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.96	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	4.3%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.7%
2023	0.7%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond A Class - 06-64Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,756	$400,661	11,674
Receivables: investments sold	209
Payables: investments purchased	-
Net assets	$360,965

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$360,965	386,444	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$360,965	386,444

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,790
Mortality & expense charges			(4,504)
Net investment income (loss)			12,286

Gain (loss) on investments:
Net realized gain (loss)			(5,266)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,186
Net gain (loss)			12,920

Increase (decrease) in net assets from operations			$25,206

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,286	$15,240
Net realized gain (loss)		(5,266)	(33,091)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,186	21,959

Increase (decrease) in net assets from operations		25,206	4,108

Contract owner transactions:
Proceeds from units sold		31,503	34,799
Cost of units redeemed		(36,670)	(170,742)
Account charges		(15)	(16)
Increase (decrease)		(5,182)	(135,959)
Net increase (decrease)		20,024	(131,851)
Net assets, beginning		340,941	472,792
Net assets, ending		$360,965	$340,941

Units sold		34,758	40,093
Units redeemed		(39,957)	(195,284)
Net increase (decrease)		(5,199)	(155,191)
Units outstanding, beginning		391,643	546,834
Units outstanding, ending		386,444	391,643

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$658,384
Cost of units redeemed/account charges			(258,769)
Net investment income (loss)			50,265
Net realized gain (loss)			(49,010)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(39,905)
Net assets			$360,965

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.93	386	$361	1.25%	7.3%	12/31/2025	$0.94	0	$0	1.00%	7.6%	12/31/2025	$0.95	0	$0	0.75%	7.8%
12/31/2024	0.87	392	341	1.25%	0.7%	12/31/2024	0.88	0	0	1.00%	0.9%	12/31/2024	0.88	0	0	0.75%	1.2%
12/31/2023	0.86	547	473	1.25%	6.3%	12/31/2023	0.87	0	0	1.00%	6.6%	12/31/2023	0.87	0	0	0.75%	6.9%
12/31/2022	0.81	527	429	1.25%	-18.7%	12/31/2022	0.82	0	0	1.00%	-18.5%	12/31/2022	0.82	0	0	0.75%	-18.3%
12/31/2021	1.00	507	507	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	0	$0	0.50%	8.1%	12/31/2025	$0.97	0	$0	0.25%	8.4%	12/31/2025	$0.98	0	$0	0.00%	8.6%
12/31/2024	0.89	0	0	0.50%	1.4%	12/31/2024	0.90	0	0	0.25%	1.7%	12/31/2024	0.91	0	0	0.00%	2.0%
12/31/2023	0.88	0	0	0.50%	7.1%	12/31/2023	0.88	0	0	0.25%	7.4%	12/31/2023	0.89	0	0	0.00%	7.7%
12/31/2022	0.82	0	0	0.50%	-18.1%	12/31/2022	0.82	0	0	0.25%	-17.9%	12/31/2022	0.82	0	0	0.00%	-17.7%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	5.2%
2023	4.1%
2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Index Fund A Class - 06-336

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,230,066	$6,874,868	292,940
Receivables: investments sold	9,567
Payables: investments purchased	-
Net assets	$6,239,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,197,270	1,799,680	$3.44
Band 100	-	-	3.60
Band 75	-	-	3.77
Band 50	-	-	3.95
Band 25	-	-	4.13
Band 0	42,363	9,807	4.32
Total	$6,239,633	1,809,487

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$66,637
Mortality & expense charges			(91,719)
Net investment income (loss)			(25,082)

Gain (loss) on investments:
Net realized gain (loss)			(376,807)
Realized gain distributions			683,920
Net change in unrealized appreciation (depreciation)			(91,320)
Net gain (loss)			215,793

Increase (decrease) in net assets from operations			$190,711

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,082)	$(7,404)
Net realized gain (loss)		(376,807)	31,461
Realized gain distributions		683,920	1,142,767
Net change in unrealized appreciation (depreciation)		(91,320)	(539,841)

Increase (decrease) in net assets from operations		190,711	626,983

Contract owner transactions:
Proceeds from units sold		1,069,264	2,248,178
Cost of units redeemed		(3,807,762)	(3,927,492)
Account charges		(4,062)	(8,476)
Increase (decrease)		(2,742,560)	(1,687,790)
Net increase (decrease)		(2,551,849)	(1,060,807)
Net assets, beginning		8,791,482	9,852,289
Net assets, ending		$6,239,633	$8,791,482

Units sold		338,669	743,210
Units redeemed		(1,190,184)	(1,270,316)
Net increase (decrease)		(851,515)	(527,106)
Units outstanding, beginning		2,661,002	3,188,108
Units outstanding, ending		1,809,487	2,661,002

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$84,999,212
Cost of units redeemed/account charges			(96,437,616)
Net investment income (loss)			(466,711)
Net realized gain (loss)			4,223,160
Realized gain distributions			14,566,390
Net change in unrealized appreciation (depreciation)			(644,802)
Net assets			$6,239,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	1,800	$6,197	1.25%	4.3%	12/31/2025	$3.60	0	$0	1.00%	4.6%	12/31/2025	$3.77	0	$0	0.75%	4.8%
12/31/2024	3.30	2,651	8,750	1.25%	6.9%	12/31/2024	3.45	0	0	1.00%	7.1%	12/31/2024	3.60	0	0	0.75%	7.4%
12/31/2023	3.09	3,179	9,817	1.25%	14.1%	12/31/2023	3.22	0	0	1.00%	14.4%	12/31/2023	3.35	0	0	0.75%	14.7%
12/31/2022	2.71	3,376	9,136	1.25%	-17.6%	12/31/2022	2.81	0	0	1.00%	-17.3%	12/31/2022	2.92	0	0	0.75%	-17.1%
12/31/2021	3.28	4,578	15,028	1.25%	24.5%	12/31/2021	3.40	0	0	1.00%	24.8%	12/31/2021	3.52	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.95	0	$0	0.50%	5.1%	12/31/2025	$4.13	0	$0	0.25%	5.4%	12/31/2025	$4.32	10	$42	0.00%	5.6%
12/31/2024	3.75	0	0	0.50%	7.7%	12/31/2024	3.92	0	0	0.25%	8.0%	12/31/2024	4.09	10	42	0.00%	8.2%
12/31/2023	3.49	0	0	0.50%	15.0%	12/31/2023	3.63	0	0	0.25%	15.3%	12/31/2023	3.78	9	35	0.00%	15.6%
12/31/2022	3.03	0	0	0.50%	-16.9%	12/31/2022	3.15	0	0	0.25%	-16.7%	12/31/2022	3.27	20	66	0.00%	-16.5%
12/31/2021	3.65	0	0	0.50%	25.4%	12/31/2021	3.78	0	0	0.25%	25.8%	12/31/2021	3.92	16	61	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.2%
2023	1.3%
2022	0.9%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,059	$255,977	13,954
Receivables: investments sold	828
Payables: investments purchased	-
Net assets	$257,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,887	163,942	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$257,887	163,942

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,786)
Net investment income (loss)			(2,786)

Gain (loss) on investments:
Net realized gain (loss)			5,432
Realized gain distributions			68,745
Net change in unrealized appreciation (depreciation)			(40,380)
Net gain (loss)			33,797

Increase (decrease) in net assets from operations			$31,011

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,786)	$(1,989)
Net realized gain (loss)		5,432	2,346
Realized gain distributions		68,745	23,060
Net change in unrealized appreciation (depreciation)		(40,380)	22,094

Increase (decrease) in net assets from operations		31,011	45,511

Contract owner transactions:
Proceeds from units sold		40,212	26,059
Cost of units redeemed		(15,962)	(9,762)
Account charges		(69)	(33)
Increase (decrease)		24,181	16,264
Net increase (decrease)		55,192	61,775
Net assets, beginning		202,695	140,920
Net assets, ending		$257,887	$202,695

Units sold		28,169	21,207
Units redeemed		(10,789)	(7,500)
Net increase (decrease)		17,380	13,707
Units outstanding, beginning		146,562	132,855
Units outstanding, ending		163,942	146,562

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$187,460
Cost of units redeemed/account charges			(32,600)
Net investment income (loss)			(5,949)
Net realized gain (loss)			6,507
Realized gain distributions			101,387
Net change in unrealized appreciation (depreciation)			1,082
Net assets			$257,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	164	$258	1.25%	13.7%	12/31/2025	$1.59	0	$0	1.00%	14.0%	12/31/2025	$1.60	0	$0	0.75%	14.3%
12/31/2024	1.38	147	203	1.25%	30.4%	12/31/2024	1.39	0	0	1.00%	30.7%	12/31/2024	1.40	0	0	0.75%	31.0%
12/31/2023	1.06	133	141	1.25%	40.1%	12/31/2023	1.07	0	0	1.00%	40.5%	12/31/2023	1.07	0	0	0.75%	40.8%
12/31/2022	0.76	52	39	1.25%	-24.3%	12/31/2022	0.76	0	0	1.00%	-24.1%	12/31/2022	0.76	0	0	0.75%	-24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	14.6%	12/31/2025	$1.64	0	$0	0.25%	14.9%	12/31/2025	$1.65	0	$0	0.00%	15.2%
12/31/2024	1.41	0	0	0.50%	31.4%	12/31/2024	1.42	0	0	0.25%	31.7%	12/31/2024	1.43	0	0	0.00%	32.0%
12/31/2023	1.08	0	0	0.50%	41.2%	12/31/2023	1.08	0	0	0.25%	41.5%	12/31/2023	1.09	0	0	0.00%	41.9%
12/31/2022	0.76	0	0	0.50%	-23.8%	12/31/2022	0.76	0	0	0.25%	-23.6%	12/31/2022	0.77	0	0	0.00%	-23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.4%
2022	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Inst A Class - 06-67P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,246	$190,532	10,920
Receivables: investments sold	501
Payables: investments purchased	-
Net assets	$192,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,747	124,276	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$192,747	124,276

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,188)
Net investment income (loss)			(2,188)

Gain (loss) on investments:
Net realized gain (loss)			2,906
Realized gain distributions			53,419
Net change in unrealized appreciation (depreciation)			(31,844)
Net gain (loss)			24,481

Increase (decrease) in net assets from operations			$22,293

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,188)	$(2,082)
Net realized gain (loss)		2,906	7,324
Realized gain distributions		53,419	20,149
Net change in unrealized appreciation (depreciation)		(31,844)	17,815

Increase (decrease) in net assets from operations		22,293	43,206

Contract owner transactions:
Proceeds from units sold		9,775	7,511
Cost of units redeemed		(11,111)	(33,137)
Account charges		-	-
Increase (decrease)		(1,336)	(25,626)
Net increase (decrease)		20,957	17,580
Net assets, beginning		171,790	154,210
Net assets, ending		$192,747	$171,790

Units sold		6,889	6,241
Units redeemed		(8,066)	(27,167)
Net increase (decrease)		(1,177)	(20,926)
Units outstanding, beginning		125,453	146,379
Units outstanding, ending		124,276	125,453

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$284,345
Cost of units redeemed/account charges			(163,733)
Net investment income (loss)			(7,599)
Net realized gain (loss)			(32,095)
Realized gain distributions			110,115
Net change in unrealized appreciation (depreciation)			1,714
Net assets			$192,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	124	$193	1.25%	13.3%	12/31/2025	$1.57	0	$0	1.00%	13.5%	12/31/2025	$1.58	0	$0	0.75%	13.8%
12/31/2024	1.37	125	172	1.25%	30.0%	12/31/2024	1.38	0	0	1.00%	30.3%	12/31/2024	1.39	0	0	0.75%	30.6%
12/31/2023	1.05	146	154	1.25%	39.8%	12/31/2023	1.06	0	0	1.00%	40.1%	12/31/2023	1.06	0	0	0.75%	40.5%
12/31/2022	0.75	176	133	1.25%	-24.6%	12/31/2022	0.76	0	0	1.00%	-24.5%	12/31/2022	0.76	0	0	0.75%	-24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	14.1%	12/31/2025	$1.61	0	$0	0.25%	14.4%	12/31/2025	$1.63	0	$0	0.00%	14.7%
12/31/2024	1.40	0	0	0.50%	31.0%	12/31/2024	1.41	0	0	0.25%	31.3%	12/31/2024	1.42	0	0	0.00%	31.6%
12/31/2023	1.07	0	0	0.50%	40.8%	12/31/2023	1.07	0	0	0.25%	41.2%	12/31/2023	1.08	0	0	0.00%	41.5%
12/31/2022	0.76	0	0	0.50%	-24.1%	12/31/2022	0.76	0	0	0.25%	-23.9%	12/31/2022	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Small Cap Growth A Class - 06-67T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,911	$333,051	25,115
Receivables: investments sold	-
Payables: investments purchased	(146)
Net assets	$330,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,098	138,783	$1.07
Band 100	181,667	167,435	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$330,765	306,218

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,534)
Net investment income (loss)			(3,534)

Gain (loss) on investments:
Net realized gain (loss)			5,658
Realized gain distributions			54,334
Net change in unrealized appreciation (depreciation)			(3,454)
Net gain (loss)			56,538

Increase (decrease) in net assets from operations			$53,004

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,534)	$(3,306)
Net realized gain (loss)		5,658	740
Realized gain distributions		54,334	42,994
Net change in unrealized appreciation (depreciation)		(3,454)	8,576

Increase (decrease) in net assets from operations		53,004	49,004

Contract owner transactions:
Proceeds from units sold		12,704	3,989
Cost of units redeemed		(55,838)	(8,268)
Account charges		(304)	(201)
Increase (decrease)		(43,438)	(4,480)
Net increase (decrease)		9,566	44,524
Net assets, beginning		321,199	276,675
Net assets, ending		$330,765	$321,199

Units sold		12,576	4,869
Units redeemed		(56,356)	(9,785)
Net increase (decrease)		(43,780)	(4,916)
Units outstanding, beginning		349,998	354,914
Units outstanding, ending		306,218	349,998

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$565,456
Cost of units redeemed/account charges			(305,646)
Net investment income (loss)			(14,174)
Net realized gain (loss)			(25,722)
Realized gain distributions			112,991
Net change in unrealized appreciation (depreciation)			(2,140)
Net assets			$330,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	139	$149	1.25%	17.5%	12/31/2025	$1.09	167	$182	1.00%	17.8%	12/31/2025	$1.10	0	$0	0.75%	18.1%
12/31/2024	0.91	164	150	1.25%	17.6%	12/31/2024	0.92	186	172	1.00%	17.9%	12/31/2024	0.93	0	0	0.75%	18.2%
12/31/2023	0.78	161	125	1.25%	16.3%	12/31/2023	0.78	194	152	1.00%	16.6%	12/31/2023	0.79	0	0	0.75%	16.8%
12/31/2022	0.67	183	123	1.25%	-33.1%	12/31/2022	0.67	254	170	1.00%	-33.0%	12/31/2022	0.67	0	0	0.75%	-32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	18.4%	12/31/2025	$1.12	0	$0	0.25%	18.7%	12/31/2025	$1.13	0	$0	0.00%	19.0%
12/31/2024	0.93	0	0	0.50%	18.5%	12/31/2024	0.94	0	0	0.25%	18.8%	12/31/2024	0.95	0	0	0.00%	19.1%
12/31/2023	0.79	0	0	0.50%	17.1%	12/31/2023	0.79	0	0	0.25%	17.4%	12/31/2023	0.80	0	0	0.00%	17.7%
12/31/2022	0.67	0	0	0.50%	-32.6%	12/31/2022	0.68	0	0	0.25%	-32.5%	12/31/2022	0.68	0	0	0.00%	-32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Global Tech Inst Class - 06-6PN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.91
Band 100	-	-	1.92
Band 75	-	-	1.93
Band 50	-	-	1.94
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	1.25%	33.9%	12/31/2025	$1.92	0	$0	1.00%	34.2%	12/31/2025	$1.93	0	$0	0.75%	34.6%
12/31/2024	1.43	0	0	1.25%	25.2%	12/31/2024	1.43	0	0	1.00%	25.5%	12/31/2024	1.44	0	0	0.75%	25.8%
12/31/2023	1.14	0	0	1.25%	13.9%	12/31/2023	1.14	0	0	1.00%	14.0%	12/31/2023	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	34.9%	12/31/2025	$1.95	0	$0	0.25%	35.2%	12/31/2025	$1.97	0	$0	0.00%	35.6%
12/31/2024	1.44	0	0	0.50%	26.1%	12/31/2024	1.45	0	0	0.25%	26.4%	12/31/2024	1.45	0	0	0.00%	26.8%
12/31/2023	1.14	0	0	0.50%	14.2%	12/31/2023	1.14	0	0	0.25%	14.3%	12/31/2023	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Smcap Growth Inst Class - 06-6RP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,830	$18,458	672
Receivables: investments sold	-
Payables: investments purchased	(1,642)
Net assets	$23,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,188	13,368	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.75
Band 50	-	-	1.76
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$23,188	13,368

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(250)
Net investment income (loss)			(250)

Gain (loss) on investments:
Net realized gain (loss)			265
Realized gain distributions			1,149
Net change in unrealized appreciation (depreciation)			2,948
Net gain (loss)			4,362

Increase (decrease) in net assets from operations			$4,112

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(250)	$(189)
Net realized gain (loss)		265	32
Realized gain distributions		1,149	-
Net change in unrealized appreciation (depreciation)		2,948	3,424

Increase (decrease) in net assets from operations		4,112	3,267

Contract owner transactions:
Proceeds from units sold		3,595	15,165
Cost of units redeemed		(1,645)	(1,215)
Account charges		(51)	(40)
Increase (decrease)		1,899	13,910
Net increase (decrease)		6,011	17,177
Net assets, beginning		17,177	-
Net assets, ending		$23,188	$17,177

Units sold		2,431	12,800
Units redeemed		(981)	(882)
Net increase (decrease)		1,450	11,918
Units outstanding, beginning		11,918	-
Units outstanding, ending		13,368	11,918

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,760
Cost of units redeemed/account charges			(2,951)
Net investment income (loss)			(439)
Net realized gain (loss)			297
Realized gain distributions			1,149
Net change in unrealized appreciation (depreciation)			6,372
Net assets			$23,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	13	$23	1.25%	20.3%	12/31/2025	$1.74	0	$0	1.00%	20.6%	12/31/2025	$1.75	0	$0	0.75%	20.9%
12/31/2024	1.44	12	17	1.25%	22.9%	12/31/2024	1.45	0	0	1.00%	23.2%	12/31/2024	1.45	0	0	0.75%	23.5%
12/31/2023	1.17	0	0	1.25%	17.3%	12/31/2023	1.17	0	0	1.00%	17.3%	12/31/2023	1.17	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	21.2%	12/31/2025	$1.77	0	$0	0.25%	21.6%	12/31/2025	$1.78	0	$0	0.00%	21.9%
12/31/2024	1.45	0	0	0.50%	23.8%	12/31/2024	1.46	0	0	0.25%	24.1%	12/31/2024	1.46	0	0	0.00%	24.5%
12/31/2023	1.17	0	0	0.50%	17.4%	12/31/2023	1.17	0	0	0.25%	17.5%	12/31/2023	1.18	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Inst Class - 06-73K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,149	$156,462	4,062
Receivables: investments sold	116
Payables: investments purchased	-
Net assets	$157,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,265	132,790	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$157,265	132,790

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$531
Mortality & expense charges			(1,876)
Net investment income (loss)			(1,345)

Gain (loss) on investments:
Net realized gain (loss)			(3,808)
Realized gain distributions			10,861
Net change in unrealized appreciation (depreciation)			14,430
Net gain (loss)			21,483

Increase (decrease) in net assets from operations			$20,138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,345)	$622
Net realized gain (loss)		(3,808)	(5)
Realized gain distributions		10,861	12,879
Net change in unrealized appreciation (depreciation)		14,430	(13,743)

Increase (decrease) in net assets from operations		20,138	(247)

Contract owner transactions:
Proceeds from units sold		16,596	155,473
Cost of units redeemed		(34,688)	-
Account charges		(7)	-
Increase (decrease)		(18,099)	155,473
Net increase (decrease)		2,039	155,226
Net assets, beginning		155,226	-
Net assets, ending		$157,265	$155,226

Units sold		14,943	151,929
Units redeemed		(34,082)	-
Net increase (decrease)		(19,139)	151,929
Units outstanding, beginning		151,929	-
Units outstanding, ending		132,790	151,929

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$172,069
Cost of units redeemed/account charges			(34,695)
Net investment income (loss)			(723)
Net realized gain (loss)			(3,813)
Realized gain distributions			23,740
Net change in unrealized appreciation (depreciation)			687
Net assets			$157,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	133	$157	1.25%	15.9%	12/31/2025	$1.19	0	$0	1.00%	16.2%	12/31/2025	$1.19	0	$0	0.75%	16.5%
12/31/2024	1.02	152	155	1.25%	2.2%	12/31/2024	1.02	0	0	1.00%	2.2%	12/31/2024	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	16.8%	12/31/2025	$1.20	0	$0	0.25%	17.1%	12/31/2025	$1.20	0	$0	0.00%	17.4%
12/31/2024	1.02	0	0	0.50%	2.4%	12/31/2024	1.02	0	0	0.25%	2.4%	12/31/2024	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Inst Class - 06-73M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,411,059	$3,315,339	94,016
Receivables: investments sold	-
Payables: investments purchased	(2,023)
Net assets	$3,409,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,409,036	3,015,354	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$3,409,036	3,015,354

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$53,297
Mortality & expense charges			(38,348)
Net investment income (loss)			14,949

Gain (loss) on investments:
Net realized gain (loss)			(4,088)
Realized gain distributions			119,789
Net change in unrealized appreciation (depreciation)			287,538
Net gain (loss)			403,239

Increase (decrease) in net assets from operations			$418,188

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,949	$8,801
Net realized gain (loss)		(4,088)	582
Realized gain distributions		119,789	113,796
Net change in unrealized appreciation (depreciation)		287,538	(191,818)

Increase (decrease) in net assets from operations		418,188	(68,639)

Contract owner transactions:
Proceeds from units sold		381,048	2,948,907
Cost of units redeemed		(237,128)	(30,008)
Account charges		(3,306)	(26)
Increase (decrease)		140,614	2,918,873
Net increase (decrease)		558,802	2,850,234
Net assets, beginning		2,850,234	-
Net assets, ending		$3,409,036	$2,850,234

Units sold		363,069	2,913,506
Units redeemed		(232,118)	(29,103)
Net increase (decrease)		130,951	2,884,403
Units outstanding, beginning		2,884,403	-
Units outstanding, ending		3,015,354	2,884,403

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,329,955
Cost of units redeemed/account charges			(270,468)
Net investment income (loss)			23,750
Net realized gain (loss)			(3,506)
Realized gain distributions			233,585
Net change in unrealized appreciation (depreciation)			95,720
Net assets			$3,409,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	3,015	$3,409	1.25%	14.4%	12/31/2025	$1.13	0	$0	1.00%	14.7%	12/31/2025	$1.14	0	$0	0.75%	15.0%
12/31/2024	0.99	2,884	2,850	1.25%	-1.2%	12/31/2024	0.99	0	0	1.00%	-1.1%	12/31/2024	0.99	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	15.3%	12/31/2025	$1.14	0	$0	0.25%	15.6%	12/31/2025	$1.15	0	$0	0.00%	15.8%
12/31/2024	0.99	0	0	0.50%	-1.0%	12/31/2024	0.99	0	0	0.25%	-0.9%	12/31/2024	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Inst Class - 06-73N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$836,110	$769,122	58,911
Receivables: investments sold	428
Payables: investments purchased	-
Net assets	$836,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$836,538	630,857	$1.33
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$836,538	630,857

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,026
Mortality & expense charges			(51,760)
Net investment income (loss)			(25,734)

Gain (loss) on investments:
Net realized gain (loss)			1,174,683
Realized gain distributions			34,928
Net change in unrealized appreciation (depreciation)			349,586
Net gain (loss)			1,559,197

Increase (decrease) in net assets from operations			$1,533,463

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,734)	$181,298
Net realized gain (loss)		1,174,683	(2,394)
Realized gain distributions		34,928	-
Net change in unrealized appreciation (depreciation)		349,586	(282,598)

Increase (decrease) in net assets from operations		1,533,463	(103,694)

Contract owner transactions:
Proceeds from units sold		975,835	5,377,169
Cost of units redeemed		(6,858,236)	(85,918)
Account charges		(2,081)	-
Increase (decrease)		(5,884,482)	5,291,251
Net increase (decrease)		(4,351,019)	5,187,557
Net assets, beginning		5,187,557	-
Net assets, ending		$836,538	$5,187,557

Units sold		905,223	5,723,315
Units redeemed		(5,904,417)	(93,264)
Net increase (decrease)		(4,999,194)	5,630,051
Units outstanding, beginning		5,630,051	-
Units outstanding, ending		630,857	5,630,051

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,353,004
Cost of units redeemed/account charges			(6,946,235)
Net investment income (loss)			155,564
Net realized gain (loss)			1,172,289
Realized gain distributions			34,928
Net change in unrealized appreciation (depreciation)			66,988
Net assets			$836,538

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	631	$837	1.25%	43.9%	12/31/2025	$1.33	0	$0	1.00%	44.3%	12/31/2025	$1.33	0	$0	0.75%	44.6%
12/31/2024	0.92	5,630	5,188	1.25%	-7.9%	12/31/2024	0.92	0	0	1.00%	-7.8%	12/31/2024	0.92	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	45.0%	12/31/2025	$1.34	0	$0	0.25%	45.4%	12/31/2025	$1.35	0	$0	0.00%	45.7%
12/31/2024	0.92	0	0	0.50%	-7.7%	12/31/2024	0.92	0	0	0.25%	-7.6%	12/31/2024	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Inst Class - 06-73P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,719	$8,400	475
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$8,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,725	8,496	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$8,725	8,496

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$388
Mortality & expense charges			(113)
Net investment income (loss)			275

Gain (loss) on investments:
Net realized gain (loss)			98
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			377
Net gain (loss)			475

Increase (decrease) in net assets from operations			$750

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$275	$30
Net realized gain (loss)		98	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		377	(58)

Increase (decrease) in net assets from operations		750	(27)

Contract owner transactions:
Proceeds from units sold		907	10,414
Cost of units redeemed		(3,229)	(90)
Account charges		-	-
Increase (decrease)		(2,322)	10,324
Net increase (decrease)		(1,572)	10,297
Net assets, beginning		10,297	-
Net assets, ending		$8,725	$10,297

Units sold		903	10,938
Units redeemed		(3,252)	(93)
Net increase (decrease)		(2,349)	10,845
Units outstanding, beginning		10,845	-
Units outstanding, ending		8,496	10,845

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,321
Cost of units redeemed/account charges			(3,319)
Net investment income (loss)			305
Net realized gain (loss)			99
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			319
Net assets			$8,725

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	8	$9	1.25%	8.2%	12/31/2025	$1.03	0	$0	1.00%	8.4%	12/31/2025	$1.03	0	$0	0.75%	8.7%
12/31/2024	0.95	11	10	1.25%	-5.1%	12/31/2024	0.95	0	0	1.00%	-5.0%	12/31/2024	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	9.0%	12/31/2025	$1.04	0	$0	0.25%	9.2%	12/31/2025	$1.04	0	$0	0.00%	9.5%
12/31/2024	0.95	0	0	0.50%	-4.9%	12/31/2024	0.95	0	0	0.25%	-4.8%	12/31/2024	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Glbl Equity Inst Class - 06-73R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$786	$786	37
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$773	682	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$773	682

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3
Mortality & expense charges			(8)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			61
Net change in unrealized appreciation (depreciation)			37
Net gain (loss)			99

Increase (decrease) in net assets from operations			$94

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$-
Net realized gain (loss)		1	-
Realized gain distributions		61	31
Net change in unrealized appreciation (depreciation)		37	(37)

Increase (decrease) in net assets from operations		94	(6)

Contract owner transactions:
Proceeds from units sold		209	530
Cost of units redeemed		(54)	-
Account charges		-	-
Increase (decrease)		155	530
Net increase (decrease)		249	524
Net assets, beginning		524	-
Net assets, ending		$773	$524

Units sold		193	538
Units redeemed		(49)	-
Net increase (decrease)		144	538
Units outstanding, beginning		538	-
Units outstanding, ending		682	538

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$739
Cost of units redeemed/account charges			(54)
Net investment income (loss)			(5)
Net realized gain (loss)			1
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			-
Net assets			$773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	1	$1	1.25%	16.2%	12/31/2025	$1.14	0	$0	1.00%	16.5%	12/31/2025	$1.14	0	$0	0.75%	16.8%
12/31/2024	0.97	1	1	1.25%	-2.5%	12/31/2024	0.98	0	0	1.00%	-2.4%	12/31/2024	0.98	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	17.1%	12/31/2025	$1.15	0	$0	0.25%	17.4%	12/31/2025	$1.15	0	$0	0.00%	17.7%
12/31/2024	0.98	0	0	0.50%	-2.3%	12/31/2024	0.98	0	0	0.25%	-2.3%	12/31/2024	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Lgcp Value Inst Class - 06-73T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,384	$11,236	288
Receivables: investments sold	-
Payables: investments purchased	(555)
Net assets	$11,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,829	9,589	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$11,829	9,589

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$179
Mortality & expense charges			(796)
Net investment income (loss)			(617)

Gain (loss) on investments:
Net realized gain (loss)			1,831
Realized gain distributions			756
Net change in unrealized appreciation (depreciation)			8,752
Net gain (loss)			11,339

Increase (decrease) in net assets from operations			$10,722

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(617)	$2,982
Net realized gain (loss)		1,831	(3,720)
Realized gain distributions		756	2,727
Net change in unrealized appreciation (depreciation)		8,752	(7,604)

Increase (decrease) in net assets from operations		10,722	(5,615)

Contract owner transactions:
Proceeds from units sold		12,397	181,098
Cost of units redeemed		(122,221)	(64,093)
Account charges		(459)	-
Increase (decrease)		(110,283)	117,005
Net increase (decrease)		(99,561)	111,390
Net assets, beginning		111,390	-
Net assets, ending		$11,829	$111,390

Units sold		12,035	178,955
Units redeemed		(116,522)	(64,879)
Net increase (decrease)		(104,487)	114,076
Units outstanding, beginning		114,076	-
Units outstanding, ending		9,589	114,076

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$193,495
Cost of units redeemed/account charges			(186,773)
Net investment income (loss)			2,365
Net realized gain (loss)			(1,889)
Realized gain distributions			3,483
Net change in unrealized appreciation (depreciation)			1,148
Net assets			$11,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	10	$12	1.25%	26.3%	12/31/2025	$1.24	0	$0	1.00%	26.7%	12/31/2025	$1.24	0	$0	0.75%	27.0%
12/31/2024	0.98	114	111	1.25%	-2.4%	12/31/2024	0.98	0	0	1.00%	-2.3%	12/31/2024	0.98	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	27.3%	12/31/2025	$1.25	0	$0	0.25%	27.6%	12/31/2025	$1.25	0	$0	0.00%	27.9%
12/31/2024	0.98	0	0	0.50%	-2.2%	12/31/2024	0.98	0	0	0.25%	-2.1%	12/31/2024	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Mid Cap Val Inst Class - 06-73V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,949,837	$2,981,718	201,206
Receivables: investments sold	-
Payables: investments purchased	(4,167)
Net assets	$2,945,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,945,670	2,705,888	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$2,945,670	2,705,888

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,903
Mortality & expense charges			(35,975)
Net investment income (loss)			(11,072)

Gain (loss) on investments:
Net realized gain (loss)			(49,223)
Realized gain distributions			166,646
Net change in unrealized appreciation (depreciation)			226,520
Net gain (loss)			343,943

Increase (decrease) in net assets from operations			$332,871

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,072)	$2,260
Net realized gain (loss)		(49,223)	(14,525)
Realized gain distributions		166,646	135,544
Net change in unrealized appreciation (depreciation)		226,520	(258,401)

Increase (decrease) in net assets from operations		332,871	(135,122)

Contract owner transactions:
Proceeds from units sold		455,713	3,109,206
Cost of units redeemed		(630,763)	(185,009)
Account charges		(948)	(278)
Increase (decrease)		(175,998)	2,923,919
Net increase (decrease)		156,873	2,788,797
Net assets, beginning		2,788,797	-
Net assets, ending		$2,945,670	$2,788,797

Units sold		472,212	3,070,548
Units redeemed		(646,367)	(190,505)
Net increase (decrease)		(174,155)	2,880,043
Units outstanding, beginning		2,880,043	-
Units outstanding, ending		2,705,888	2,880,043

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,564,919
Cost of units redeemed/account charges			(816,998)
Net investment income (loss)			(8,812)
Net realized gain (loss)			(63,748)
Realized gain distributions			302,190
Net change in unrealized appreciation (depreciation)			(31,881)
Net assets			$2,945,670

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	2,706	$2,946	1.25%	12.4%	12/31/2025	$1.09	0	$0	1.00%	12.7%	12/31/2025	$1.10	0	$0	0.75%	13.0%
12/31/2024	0.97	2,880	2,789	1.25%	-3.2%	12/31/2024	0.97	0	0	1.00%	-3.1%	12/31/2024	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	13.3%	12/31/2025	$1.10	0	$0	0.25%	13.6%	12/31/2025	$1.11	0	$0	0.00%	13.8%
12/31/2024	0.97	0	0	0.50%	-3.0%	12/31/2024	0.97	0	0	0.25%	-2.9%	12/31/2024	0.97	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Totl Return Bond Inst Class - 06-73W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$918,190	$907,520	16,877
Receivables: investments sold	-
Payables: investments purchased	(396,002)
Net assets	$522,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,188	505,970	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$522,188	505,970

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,788
Mortality & expense charges			(5,807)
Net investment income (loss)			16,981

Gain (loss) on investments:
Net realized gain (loss)			(600)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,028
Net gain (loss)			14,428

Increase (decrease) in net assets from operations			$31,409

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,981	$1,915
Net realized gain (loss)		(600)	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,028	(4,358)

Increase (decrease) in net assets from operations		31,409	(2,442)

Contract owner transactions:
Proceeds from units sold		539,217	462,169
Cost of units redeemed		(412,586)	(93,609)
Account charges		(1,649)	(321)
Increase (decrease)		124,982	368,239
Net increase (decrease)		156,391	365,797
Net assets, beginning		365,797	-
Net assets, ending		$522,188	$365,797

Units sold		526,848	479,122
Units redeemed		(402,121)	(97,879)
Net increase (decrease)		124,727	381,243
Units outstanding, beginning		381,243	-
Units outstanding, ending		505,970	381,243

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,001,386
Cost of units redeemed/account charges			(508,165)
Net investment income (loss)			18,896
Net realized gain (loss)			(599)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,670
Net assets			$522,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	506	$522	1.25%	7.6%	12/31/2025	$1.04	0	$0	1.00%	7.8%	12/31/2025	$1.04	0	$0	0.75%	8.1%
12/31/2024	0.96	381	366	1.25%	-4.1%	12/31/2024	0.96	0	0	1.00%	-4.0%	12/31/2024	0.96	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	8.4%	12/31/2025	$1.05	0	$0	0.25%	8.6%	12/31/2025	$1.05	0	$0	0.00%	8.9%
12/31/2024	0.96	0	0	0.50%	-3.9%	12/31/2024	0.96	0	0	0.25%	-3.8%	12/31/2024	0.96	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Mid Cap Value Investor Class - 06-551

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,501	$125,139	5,798
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$126,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,533	27,020	$4.68
Band 100	-	-	4.88
Band 75	-	-	5.09
Band 50	-	-	5.31
Band 25	-	-	5.53
Band 0	-	-	5.77
Total	$126,533	27,020

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$77
Mortality & expense charges			(1,478)
Net investment income (loss)			(1,401)

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			7,337
Net change in unrealized appreciation (depreciation)			2,980
Net gain (loss)			10,330

Increase (decrease) in net assets from operations			$8,929

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,401)	$(1,399)
Net realized gain (loss)		13	272
Realized gain distributions		7,337	11,026
Net change in unrealized appreciation (depreciation)		2,980	(1,751)

Increase (decrease) in net assets from operations		8,929	8,148

Contract owner transactions:
Proceeds from units sold		4,064	4,429
Cost of units redeemed		(4,935)	(4,041)
Account charges		(308)	(313)
Increase (decrease)		(1,179)	75
Net increase (decrease)		7,750	8,223
Net assets, beginning		118,783	110,560
Net assets, ending		$126,533	$118,783

Units sold		935	1,021
Units redeemed		(1,188)	(1,003)
Net increase (decrease)		(253)	18
Units outstanding, beginning		27,273	27,255
Units outstanding, ending		27,020	27,273

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,181,913
Cost of units redeemed/account charges			(1,409,583)
Net investment income (loss)			(24,364)
Net realized gain (loss)			36,607
Realized gain distributions			340,598
Net change in unrealized appreciation (depreciation)			1,362
Net assets			$126,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	27	$127	1.25%	7.5%	12/31/2025	$4.88	0	$0	1.00%	7.8%	12/31/2025	$5.09	0	$0	0.75%	8.1%
12/31/2024	4.36	27	119	1.25%	7.4%	12/31/2024	4.53	0	0	1.00%	7.6%	12/31/2024	4.71	0	0	0.75%	7.9%
12/31/2023	4.06	27	111	1.25%	5.1%	12/31/2023	4.21	0	0	1.00%	5.3%	12/31/2023	4.37	0	0	0.75%	5.6%
12/31/2022	3.86	27	106	1.25%	-10.5%	12/31/2022	4.00	0	0	1.00%	-10.3%	12/31/2022	4.13	0	0	0.75%	-10.0%
12/31/2021	4.31	28	119	1.25%	27.5%	12/31/2021	4.45	0	0	1.00%	27.8%	12/31/2021	4.60	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.31	0	$0	0.50%	8.3%	12/31/2025	$5.53	0	$0	0.25%	8.6%	12/31/2025	$5.77	0	$0	0.00%	8.9%
12/31/2024	4.90	0	0	0.50%	8.2%	12/31/2024	5.09	0	0	0.25%	8.5%	12/31/2024	5.30	0	0	0.00%	8.7%
12/31/2023	4.53	0	0	0.50%	5.9%	12/31/2023	4.70	0	0	0.25%	6.1%	12/31/2023	4.87	0	0	0.00%	6.4%
12/31/2022	4.28	0	0	0.50%	-9.8%	12/31/2022	4.43	0	0	0.25%	-9.6%	12/31/2022	4.58	0	0	0.00%	-9.4%
12/31/2021	4.74	0	0	0.50%	28.4%	12/31/2021	4.90	0	0	0.25%	28.8%	12/31/2021	5.05	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	1.1%
2022	1.1%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Small Cap Value Investor Class - 06-552 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.99
Band 100	-	-	4.16
Band 75	-	-	4.34
Band 50	-	-	4.53
Band 25	-	-	4.72
Band 0	-	-	4.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.99	0	$0	1.25%	1.2%	12/31/2025	$4.16	0	$0	1.00%	1.5%	12/31/2025	$4.34	0	$0	0.75%	1.7%
12/31/2024	3.95	0	0	1.25%	16.5%	12/31/2024	4.10	0	0	1.00%	16.8%	12/31/2024	4.27	0	0	0.75%	17.1%
12/31/2023	3.39	0	0	1.25%	8.3%	12/31/2023	3.51	0	0	1.00%	8.6%	12/31/2023	3.64	0	0	0.75%	8.8%
12/31/2022	3.13	0	0	1.25%	-7.5%	12/31/2022	3.24	0	0	1.00%	-7.2%	12/31/2022	3.35	0	0	0.75%	-7.0%
12/31/2021	3.38	0	0	1.25%	15.3%	12/31/2021	3.49	0	0	1.00%	15.5%	12/31/2021	3.60	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.53	0	$0	0.50%	2.0%	12/31/2025	$4.72	0	$0	0.25%	2.2%	12/31/2025	$4.92	0	$0	0.00%	2.5%
12/31/2024	4.44	0	0	0.50%	17.4%	12/31/2024	4.62	0	0	0.25%	17.7%	12/31/2024	4.80	0	0	0.00%	18.0%
12/31/2023	3.78	0	0	0.50%	9.1%	12/31/2023	3.92	0	0	0.25%	9.4%	12/31/2023	4.07	0	0	0.00%	9.7%
12/31/2022	3.46	0	0	0.50%	-6.8%	12/31/2022	3.59	0	0	0.25%	-6.5%	12/31/2022	3.71	0	0	0.00%	-6.3%
12/31/2021	3.72	0	0	0.50%	16.1%	12/31/2021	3.84	0	0	0.25%	16.4%	12/31/2021	3.96	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Emerging Markets R6 Class - 06-3YK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,139	$75,251	2,775
Receivables: investments sold	-
Payables: investments purchased	(9,606)
Net assets	$87,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,533	40,036	$2.19
Band 100	-	-	2.22
Band 75	-	-	2.26
Band 50	-	-	2.30
Band 25	-	-	2.33
Band 0	-	-	2.37
Total	$87,533	40,036

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,783
Mortality & expense charges			(730)
Net investment income (loss)			12,053

Gain (loss) on investments:
Net realized gain (loss)			1,606
Realized gain distributions			2,421
Net change in unrealized appreciation (depreciation)			22,203
Net gain (loss)			26,230

Increase (decrease) in net assets from operations			$38,283

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,053	$171
Net realized gain (loss)		1,606	190
Realized gain distributions		2,421	-
Net change in unrealized appreciation (depreciation)		22,203	478

Increase (decrease) in net assets from operations		38,283	839

Contract owner transactions:
Proceeds from units sold		43,358	8,153
Cost of units redeemed		(17,580)	(1,653)
Account charges		(192)	(52)
Increase (decrease)		25,586	6,448
Net increase (decrease)		63,869	7,287
Net assets, beginning		23,664	16,377
Net assets, ending		$87,533	$23,664

Units sold		29,964	6,715
Units redeemed		(9,940)	(1,283)
Net increase (decrease)		20,024	5,432
Units outstanding, beginning		20,012	14,580
Units outstanding, ending		40,036	20,012

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$74,282
Cost of units redeemed/account charges			(27,681)
Net investment income (loss)			12,693
Net realized gain (loss)			3,883
Realized gain distributions			2,468
Net change in unrealized appreciation (depreciation)			21,888
Net assets			$87,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	40	$88	1.25%	84.9%	12/31/2025	$2.22	0	$0	1.00%	85.4%	12/31/2025	$2.26	0	$0	0.75%	85.8%
12/31/2024	1.18	20	24	1.25%	5.3%	12/31/2024	1.20	0	0	1.00%	5.5%	12/31/2024	1.22	0	0	0.75%	5.8%
12/31/2023	1.12	15	16	1.25%	16.3%	12/31/2023	1.14	0	0	1.00%	16.6%	12/31/2023	1.15	0	0	0.75%	16.9%
12/31/2022	0.97	9	8	1.25%	-29.5%	12/31/2022	0.97	0	0	1.00%	-29.3%	12/31/2022	0.98	0	0	0.75%	-29.1%
12/31/2021	1.37	5	7	1.25%	-3.2%	12/31/2021	1.38	0	0	1.00%	-2.9%	12/31/2021	1.39	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	86.3%	12/31/2025	$2.33	0	$0	0.25%	86.7%	12/31/2025	$2.37	0	$0	0.00%	87.2%
12/31/2024	1.23	0	0	0.50%	6.1%	12/31/2024	1.25	0	0	0.25%	6.3%	12/31/2024	1.27	0	0	0.00%	6.6%
12/31/2023	1.16	0	0	0.50%	17.2%	12/31/2023	1.18	0	0	0.25%	17.5%	12/31/2023	1.19	0	0	0.00%	17.8%
12/31/2022	0.99	0	0	0.50%	-29.0%	12/31/2022	1.00	0	0	0.25%	-28.8%	12/31/2022	1.01	0	0	0.00%	-28.6%
12/31/2021	1.40	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.41	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	23.0%
2024	2.1%
2023	3.4%
2022	2.1%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Sm Cap Val R6 Class - 06-3CN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,094	$418,650	6,141
Receivables: investments sold	15,338
Payables: investments purchased	-
Net assets	$412,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$412,432	281,493	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$412,432	281,493

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,669
Mortality & expense charges			(5,265)
Net investment income (loss)			404

Gain (loss) on investments:
Net realized gain (loss)			(2,586)
Realized gain distributions			39,672
Net change in unrealized appreciation (depreciation)			(13,921)
Net gain (loss)			23,165

Increase (decrease) in net assets from operations			$23,569

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$404	$1,259
Net realized gain (loss)		(2,586)	(557)
Realized gain distributions		39,672	43,884
Net change in unrealized appreciation (depreciation)		(13,921)	(5,023)

Increase (decrease) in net assets from operations		23,569	39,563

Contract owner transactions:
Proceeds from units sold		172,494	308,086
Cost of units redeemed		(247,713)	(178,686)
Account charges		(437)	(412)
Increase (decrease)		(75,656)	128,988
Net increase (decrease)		(52,087)	168,551
Net assets, beginning		464,519	295,968
Net assets, ending		$412,432	$464,519

Units sold		124,726	238,586
Units redeemed		(181,696)	(137,191)
Net increase (decrease)		(56,970)	101,395
Units outstanding, beginning		338,463	237,068
Units outstanding, ending		281,493	338,463

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,310,228
Cost of units redeemed/account charges			(1,004,529)
Net investment income (loss)			4,946
Net realized gain (loss)			3,106
Realized gain distributions			120,237
Net change in unrealized appreciation (depreciation)			(21,556)
Net assets			$412,432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	281	$412	1.25%	6.8%	12/31/2025	$1.49	0	$0	1.00%	7.0%	12/31/2025	$1.52	0	$0	0.75%	7.3%
12/31/2024	1.37	338	465	1.25%	9.9%	12/31/2024	1.40	0	0	1.00%	10.2%	12/31/2024	1.42	0	0	0.75%	10.5%
12/31/2023	1.25	237	296	1.25%	8.3%	12/31/2023	1.27	0	0	1.00%	8.6%	12/31/2023	1.28	0	0	0.75%	8.9%
12/31/2022	1.15	330	381	1.25%	-13.2%	12/31/2022	1.17	0	0	1.00%	-12.9%	12/31/2022	1.18	0	0	0.75%	-12.7%
12/31/2021	1.33	54	72	1.25%	32.8%	12/31/2021	1.34	0	0	1.00%	33.1%	12/31/2021	1.35	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	0.50%	7.6%	12/31/2025	$1.58	0	$0	0.25%	7.8%	12/31/2025	$1.61	0	$0	0.00%	8.1%
12/31/2024	1.44	0	0	0.50%	10.8%	12/31/2024	1.47	0	0	0.25%	11.0%	12/31/2024	1.49	0	0	0.00%	11.3%
12/31/2023	1.30	0	0	0.50%	9.1%	12/31/2023	1.32	0	0	0.25%	9.4%	12/31/2023	1.34	0	0	0.00%	9.7%
12/31/2022	1.19	0	0	0.50%	-12.5%	12/31/2022	1.21	0	0	0.25%	-12.3%	12/31/2022	1.22	0	0	0.00%	-12.1%
12/31/2021	1.36	0	0	0.50%	33.8%	12/31/2021	1.38	0	0	0.25%	34.1%	12/31/2021	1.39	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.6%
2023	1.6%
2022	1.9%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Small Cap Core R6 Class - 06-3GP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,107,519	$1,033,833	36,663
Receivables: investments sold	10,354
Payables: investments purchased	-
Net assets	$1,117,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,117,873	775,961	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$1,117,873	775,961

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,306
Mortality & expense charges			(16,275)
Net investment income (loss)			(9,969)

Gain (loss) on investments:
Net realized gain (loss)			35,317
Realized gain distributions			42,586
Net change in unrealized appreciation (depreciation)			(25,682)
Net gain (loss)			52,221

Increase (decrease) in net assets from operations			$42,252

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,969)	$(6,009)
Net realized gain (loss)		35,317	3,640
Realized gain distributions		42,586	7,654
Net change in unrealized appreciation (depreciation)		(25,682)	79,897

Increase (decrease) in net assets from operations		42,252	85,182

Contract owner transactions:
Proceeds from units sold		166,082	719,839
Cost of units redeemed		(430,389)	(1,145,919)
Account charges		(713)	(1,219)
Increase (decrease)		(265,020)	(427,299)
Net increase (decrease)		(222,768)	(342,117)
Net assets, beginning		1,340,641	1,682,758
Net assets, ending		$1,117,873	$1,340,641

Units sold		122,377	550,363
Units redeemed		(308,893)	(905,035)
Net increase (decrease)		(186,516)	(354,672)
Units outstanding, beginning		962,477	1,317,149
Units outstanding, ending		775,961	962,477

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,763,229
Cost of units redeemed/account charges			(2,831,965)
Net investment income (loss)			(28,564)
Net realized gain (loss)			(17,000)
Realized gain distributions			158,487
Net change in unrealized appreciation (depreciation)			73,686
Net assets			$1,117,873

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	776	$1,118	1.25%	3.4%	12/31/2025	$1.47	0	$0	1.00%	3.7%	12/31/2025	$1.50	0	$0	0.75%	3.9%
12/31/2024	1.39	962	1,341	1.25%	9.0%	12/31/2024	1.42	0	0	1.00%	9.3%	12/31/2024	1.44	0	0	0.75%	9.6%
12/31/2023	1.28	1,317	1,683	1.25%	12.7%	12/31/2023	1.30	0	0	1.00%	13.0%	12/31/2023	1.31	0	0	0.75%	13.3%
12/31/2022	1.13	1,202	1,362	1.25%	-16.8%	12/31/2022	1.15	0	0	1.00%	-16.6%	12/31/2022	1.16	0	0	0.75%	-16.4%
12/31/2021	1.36	186	253	1.25%	21.8%	12/31/2021	1.38	0	0	1.00%	22.1%	12/31/2021	1.39	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	4.2%	12/31/2025	$1.55	0	$0	0.25%	4.5%	12/31/2025	$1.58	0	$0	0.00%	4.7%
12/31/2024	1.46	0	0	0.50%	9.9%	12/31/2024	1.49	0	0	0.25%	10.1%	12/31/2024	1.51	0	0	0.00%	10.4%
12/31/2023	1.33	0	0	0.50%	13.5%	12/31/2023	1.35	0	0	0.25%	13.8%	12/31/2023	1.37	0	0	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.40	0	0	0.50%	22.7%	12/31/2021	1.41	0	0	0.25%	23.0%	12/31/2021	1.42	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.6%
2023	0.8%
2022	1.0%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Global Bond R6 Class - 06-6XP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,465,084	$12,335,988	1,364,737
Receivables: investments sold	117,791
Payables: investments purchased	-
Net assets	$12,582,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,582,875	11,885,797	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$12,582,875	11,885,797

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$641,714
Mortality & expense charges			(215,814)
Net investment income (loss)			425,900

Gain (loss) on investments:
Net realized gain (loss)			195,046
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,553)
Net gain (loss)			189,493

Increase (decrease) in net assets from operations			$615,393

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$425,900	$215,515
Net realized gain (loss)		195,046	28,903
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,553)	134,649

Increase (decrease) in net assets from operations		615,393	379,067

Contract owner transactions:
Proceeds from units sold		3,901,966	19,213,455
Cost of units redeemed		(9,000,005)	(2,446,083)
Account charges		(54,137)	(26,781)
Increase (decrease)		(5,152,176)	16,740,591
Net increase (decrease)		(4,536,783)	17,119,658
Net assets, beginning		17,119,658	-
Net assets, ending		$12,582,875	$17,119,658

Units sold		3,788,528	19,787,006
Units redeemed		(8,645,591)	(3,044,146)
Net increase (decrease)		(4,857,063)	16,742,860
Units outstanding, beginning		16,742,860	-
Units outstanding, ending		11,885,797	16,742,860

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,115,421
Cost of units redeemed/account charges			(11,527,006)
Net investment income (loss)			641,415
Net realized gain (loss)			223,949
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			129,096
Net assets			$12,582,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	11,886	$12,583	1.25%	3.5%	12/31/2025	$1.06	0	$0	1.00%	3.8%	12/31/2025	$1.07	0	$0	0.75%	4.1%
12/31/2024	1.02	16,743	17,120	1.25%	2.3%	12/31/2024	1.02	0	0	1.00%	2.4%	12/31/2024	1.03	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	4.3%	12/31/2025	$1.07	0	$0	0.25%	4.6%	12/31/2025	$1.08	0	$0	0.00%	4.8%
12/31/2024	1.03	0	0	0.50%	2.7%	12/31/2024	1.03	0	0	0.25%	2.8%	12/31/2024	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund A Class - 06-621

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,674	$7,084	604
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$7,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,676	3,589	$2.14
Band 100	-	-	2.23
Band 75	-	-	2.32
Band 50	-	-	2.42
Band 25	-	-	2.53
Band 0	-	-	2.63
Total	$7,676	3,589

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$265
Mortality & expense charges			(91)
Net investment income (loss)			174

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			604
Net gain (loss)			609

Increase (decrease) in net assets from operations			$783

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$174	$71
Net realized gain (loss)		5	(92)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		604	358

Increase (decrease) in net assets from operations		783	337

Contract owner transactions:
Proceeds from units sold		31	459
Cost of units redeemed		-	(5,309)
Account charges		-	-
Increase (decrease)		31	(4,850)
Net increase (decrease)		814	(4,513)
Net assets, beginning		6,862	11,375
Net assets, ending		$7,676	$6,862

Units sold		15	249
Units redeemed		-	(2,835)
Net increase (decrease)		15	(2,586)
Units outstanding, beginning		3,574	6,160
Units outstanding, ending		3,589	3,574

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,021,079
Cost of units redeemed/account charges			(1,049,917)
Net investment income (loss)			21,030
Net realized gain (loss)			14,894
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			590
Net assets			$7,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	4	$8	1.25%	11.4%	12/31/2025	$2.23	0	$0	1.00%	11.7%	12/31/2025	$2.32	0	$0	0.75%	12.0%
12/31/2024	1.92	4	7	1.25%	4.0%	12/31/2024	2.00	0	0	1.00%	4.2%	12/31/2024	2.08	0	0	0.75%	4.5%
12/31/2023	1.85	6	11	1.25%	1.0%	12/31/2023	1.92	0	0	1.00%	1.3%	12/31/2023	1.99	0	0	0.75%	1.5%
12/31/2022	1.83	17	30	1.25%	-11.0%	12/31/2022	1.89	0	0	1.00%	-10.8%	12/31/2022	1.96	0	0	0.75%	-10.6%
12/31/2021	2.05	29	60	1.25%	21.9%	12/31/2021	2.12	0	0	1.00%	22.2%	12/31/2021	2.19	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	0	$0	0.50%	12.2%	12/31/2025	$2.53	0	$0	0.25%	12.5%	12/31/2025	$2.63	0	$0	0.00%	12.8%
12/31/2024	2.16	0	0	0.50%	4.8%	12/31/2024	2.25	0	0	0.25%	5.0%	12/31/2024	2.34	0	0	0.00%	5.3%
12/31/2023	2.06	0	0	0.50%	1.8%	12/31/2023	2.14	0	0	0.25%	2.0%	12/31/2023	2.22	0	0	0.00%	2.3%
12/31/2022	2.02	0	0	0.50%	-10.3%	12/31/2022	2.10	0	0	0.25%	-10.1%	12/31/2022	2.17	0	0	0.00%	-9.9%
12/31/2021	2.26	0	0	0.50%	22.8%	12/31/2021	2.33	0	0	0.25%	23.2%	12/31/2021	2.41	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	2.1%
2023	1.6%
2022	2.5%
2021	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund A Class - 06-622

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,020	$76,974	4,306
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$111,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,145	1,348	$6.78
Band 100	101,864	14,404	7.07
Band 75	-	-	7.37
Band 50	-	-	7.69
Band 25	-	-	8.01
Band 0	-	-	8.35
Total	$111,009	15,752

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$333
Mortality & expense charges			(1,114)
Net investment income (loss)			(781)

Gain (loss) on investments:
Net realized gain (loss)			7,686
Realized gain distributions			5,366
Net change in unrealized appreciation (depreciation)			4,550
Net gain (loss)			17,602

Increase (decrease) in net assets from operations			$16,821

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(781)	$(715)
Net realized gain (loss)		7,686	2,584
Realized gain distributions		5,366	8,097
Net change in unrealized appreciation (depreciation)		4,550	13,219

Increase (decrease) in net assets from operations		16,821	23,185

Contract owner transactions:
Proceeds from units sold		1	166
Cost of units redeemed		(26,928)	(8,083)
Account charges		(29)	(29)
Increase (decrease)		(26,956)	(7,946)
Net increase (decrease)		(10,135)	15,239
Net assets, beginning		121,144	105,905
Net assets, ending		$111,009	$121,144

Units sold		-	32
Units redeemed		(4,476)	(1,458)
Net increase (decrease)		(4,476)	(1,426)
Units outstanding, beginning		20,228	21,654
Units outstanding, ending		15,752	20,228

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$583,368
Cost of units redeemed/account charges			(645,978)
Net investment income (loss)			(9,718)
Net realized gain (loss)			38,922
Realized gain distributions			110,369
Net change in unrealized appreciation (depreciation)			34,046
Net assets			$111,009

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.78	1	$9	1.25%	17.2%	12/31/2025	$7.07	14	$102	1.00%	17.5%	12/31/2025	$7.37	0	$0	0.75%	17.8%
12/31/2024	5.79	3	15	1.25%	22.0%	12/31/2024	6.02	18	107	1.00%	22.3%	12/31/2024	6.26	0	0	0.75%	22.6%
12/31/2023	4.74	4	17	1.25%	24.8%	12/31/2023	4.92	18	89	1.00%	25.1%	12/31/2023	5.10	0	0	0.75%	25.4%
12/31/2022	3.80	13	48	1.25%	-16.8%	12/31/2022	3.93	19	75	1.00%	-16.6%	12/31/2022	4.07	0	0	0.75%	-16.4%
12/31/2021	4.57	22	101	1.25%	27.2%	12/31/2021	4.72	22	102	1.00%	27.5%	12/31/2021	4.87	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.69	0	$0	0.50%	18.1%	12/31/2025	$8.01	0	$0	0.25%	18.4%	12/31/2025	$8.35	0	$0	0.00%	18.7%
12/31/2024	6.51	0	0	0.50%	22.9%	12/31/2024	6.77	0	0	0.25%	23.2%	12/31/2024	7.04	0	0	0.00%	23.6%
12/31/2023	5.29	0	0	0.50%	25.7%	12/31/2023	5.49	0	0	0.25%	26.0%	12/31/2023	5.70	0	0	0.00%	26.3%
12/31/2022	4.21	0	0	0.50%	-16.2%	12/31/2022	4.36	0	0	0.25%	-16.0%	12/31/2022	4.51	0	0	0.00%	-15.8%
12/31/2021	5.03	0	0	0.50%	28.1%	12/31/2021	5.19	0	0	0.25%	28.4%	12/31/2021	5.35	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.4%
2023	0.6%
2022	0.7%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund A Class - 06-613

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$615,311	$621,322	29,143
Receivables: investments sold	487
Payables: investments purchased	-
Net assets	$615,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$615,798	288,493	$2.13
Band 100	-	-	2.21
Band 75	-	-	2.30
Band 50	-	-	2.38
Band 25	-	-	2.47
Band 0	-	-	2.56
Total	$615,798	288,493

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,779
Mortality & expense charges			(8,410)
Net investment income (loss)			5,369

Gain (loss) on investments:
Net realized gain (loss)			6,147
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,315)
Net gain (loss)			(17,168)

Increase (decrease) in net assets from operations			$(11,799)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,369	$9,833
Net realized gain (loss)		6,147	(15,663)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(23,315)	41,898

Increase (decrease) in net assets from operations		(11,799)	36,068

Contract owner transactions:
Proceeds from units sold		165,086	941,069
Cost of units redeemed		(336,842)	(734,390)
Account charges		(483)	(424)
Increase (decrease)		(172,239)	206,255
Net increase (decrease)		(184,038)	242,323
Net assets, beginning		799,836	557,513
Net assets, ending		$615,798	$799,836

Units sold		76,208	450,493
Units redeemed		(155,821)	(350,437)
Net increase (decrease)		(79,613)	100,056
Units outstanding, beginning		368,106	268,050
Units outstanding, ending		288,493	368,106

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,726,988
Cost of units redeemed/account charges			(5,669,046)
Net investment income (loss)			79,881
Net realized gain (loss)			19,591
Realized gain distributions			464,395
Net change in unrealized appreciation (depreciation)			(6,011)
Net assets			$615,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	288	$616	1.25%	-1.8%	12/31/2025	$2.21	0	$0	1.00%	-1.5%	12/31/2025	$2.30	0	$0	0.75%	-1.3%
12/31/2024	2.17	368	800	1.25%	4.5%	12/31/2024	2.25	0	0	1.00%	4.7%	12/31/2024	2.32	0	0	0.75%	5.0%
12/31/2023	2.08	268	558	1.25%	10.5%	12/31/2023	2.15	0	0	1.00%	10.8%	12/31/2023	2.21	0	0	0.75%	11.1%
12/31/2022	1.88	261	491	1.25%	-28.5%	12/31/2022	1.94	0	0	1.00%	-28.3%	12/31/2022	1.99	0	0	0.75%	-28.2%
12/31/2021	2.63	276	726	1.25%	40.8%	12/31/2021	2.70	0	0	1.00%	41.1%	12/31/2021	2.78	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	0	$0	0.50%	-1.0%	12/31/2025	$2.47	0	$0	0.25%	-0.8%	12/31/2025	$2.56	0	$0	0.00%	-0.5%
12/31/2024	2.40	0	0	0.50%	5.3%	12/31/2024	2.49	0	0	0.25%	5.5%	12/31/2024	2.57	0	0	0.00%	5.8%
12/31/2023	2.28	0	0	0.50%	11.3%	12/31/2023	2.36	0	0	0.25%	11.6%	12/31/2023	2.43	0	0	0.00%	11.9%
12/31/2022	2.05	0	0	0.50%	-28.0%	12/31/2022	2.11	0	0	0.25%	-27.8%	12/31/2022	2.17	0	0	0.00%	-27.6%
12/31/2021	2.85	0	0	0.50%	41.8%	12/31/2021	2.93	0	0	0.25%	42.2%	12/31/2021	3.00	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.9%
2023	1.5%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund S Class - 06-617

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,261,376	$1,309,259	60,169
Receivables: investments sold	19,030
Payables: investments purchased	-
Net assets	$1,280,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,280,406	579,544	$2.21
Band 100	-	-	2.29
Band 75	-	-	2.38
Band 50	-	-	2.46
Band 25	-	-	2.55
Band 0	-	-	2.65
Total	$1,280,406	579,544

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$32,567
Mortality & expense charges			(17,424)
Net investment income (loss)			15,143

Gain (loss) on investments:
Net realized gain (loss)			(9,738)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,807)
Net gain (loss)			(36,545)

Increase (decrease) in net assets from operations			$(21,402)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,143	$23,226
Net realized gain (loss)		(9,738)	(37,930)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,807)	110,225

Increase (decrease) in net assets from operations		(21,402)	95,521

Contract owner transactions:
Proceeds from units sold		247,859	584,644
Cost of units redeemed		(560,008)	(916,375)
Account charges		(803)	(1,157)
Increase (decrease)		(312,952)	(332,888)
Net increase (decrease)		(334,354)	(237,367)
Net assets, beginning		1,614,760	1,852,127
Net assets, ending		$1,280,406	$1,614,760

Units sold		113,054	280,462
Units redeemed		(253,255)	(425,065)
Net increase (decrease)		(140,201)	(144,603)
Units outstanding, beginning		719,745	864,348
Units outstanding, ending		579,544	719,745

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,589,564
Cost of units redeemed/account charges			(26,035,103)
Net investment income (loss)			363,491
Net realized gain (loss)			255,395
Realized gain distributions			2,154,942
Net change in unrealized appreciation (depreciation)			(47,883)
Net assets			$1,280,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	580	$1,280	1.25%	-1.5%	12/31/2025	$2.29	0	$0	1.00%	-1.3%	12/31/2025	$2.38	0	$0	0.75%	-1.0%
12/31/2024	2.24	720	1,615	1.25%	4.7%	12/31/2024	2.32	0	0	1.00%	5.0%	12/31/2024	2.40	0	0	0.75%	5.2%
12/31/2023	2.14	864	1,852	1.25%	10.8%	12/31/2023	2.21	0	0	1.00%	11.0%	12/31/2023	2.28	0	0	0.75%	11.3%
12/31/2022	1.93	938	1,814	1.25%	-28.3%	12/31/2022	1.99	0	0	1.00%	-28.1%	12/31/2022	2.05	0	0	0.75%	-28.0%
12/31/2021	2.70	1,206	3,255	1.25%	41.0%	12/31/2021	2.77	0	0	1.00%	41.4%	12/31/2021	2.84	0	0	0.75%	41.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	0	$0	0.50%	-0.8%	12/31/2025	$2.55	0	$0	0.25%	-0.5%	12/31/2025	$2.65	0	$0	0.00%	-0.3%
12/31/2024	2.48	0	0	0.50%	5.5%	12/31/2024	2.57	0	0	0.25%	5.8%	12/31/2024	2.66	0	0	0.00%	6.0%
12/31/2023	2.35	0	0	0.50%	11.6%	12/31/2023	2.43	0	0	0.25%	11.9%	12/31/2023	2.51	0	0	0.00%	12.2%
12/31/2022	2.11	0	0	0.50%	-27.8%	12/31/2022	2.17	0	0	0.25%	-27.6%	12/31/2022	2.23	0	0	0.00%	-27.4%
12/31/2021	2.92	0	0	0.50%	42.1%	12/31/2021	3.00	0	0	0.25%	42.4%	12/31/2021	3.08	0	0	0.00%	42.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.7%
2023	1.8%
2022	1.3%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund S Class - 06-608 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.16
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$201,649
Cost of units redeemed/account charges			(192,899)
Net investment income (loss)			12,094
Net realized gain (loss)			(20,844)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	1.25%	10.3%	12/31/2025	$1.16	0	$0	1.00%	10.6%	12/31/2025	$1.19	0	$0	0.75%	10.8%
12/31/2024	1.02	0	0	1.25%	1.2%	12/31/2024	1.05	0	0	1.00%	1.5%	12/31/2024	1.07	0	0	0.75%	1.8%
12/31/2023	1.01	0	0	1.25%	-6.5%	12/31/2023	1.03	0	0	1.00%	-6.3%	12/31/2023	1.05	0	0	0.75%	-6.0%
12/31/2022	1.08	0	0	1.25%	8.2%	12/31/2022	1.10	0	0	1.00%	8.4%	12/31/2022	1.12	0	0	0.75%	8.7%
12/31/2021	1.00	0	0	1.25%	28.1%	12/31/2021	1.01	0	0	1.00%	28.4%	12/31/2021	1.03	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	11.1%	12/31/2025	$1.26	0	$0	0.25%	11.4%	12/31/2025	$1.29	0	$0	0.00%	11.7%
12/31/2024	1.10	0	0	0.50%	2.0%	12/31/2024	1.13	0	0	0.25%	2.3%	12/31/2024	1.16	0	0	0.00%	2.5%
12/31/2023	1.08	0	0	0.50%	-5.8%	12/31/2023	1.10	0	0	0.25%	-5.6%	12/31/2023	1.13	0	0	0.00%	-5.3%
12/31/2022	1.14	0	0	0.50%	9.0%	12/31/2022	1.17	0	0	0.25%	9.2%	12/31/2022	1.19	0	0	0.00%	9.5%
12/31/2021	1.05	0	0	0.50%	29.1%	12/31/2021	1.07	0	0	0.25%	29.4%	12/31/2021	1.09	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.52
Band 75	-	-	1.56
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	1.25%	11.2%	12/31/2025	$1.52	0	$0	1.00%	11.4%	12/31/2025	$1.56	0	$0	0.75%	11.7%
12/31/2024	1.33	0	0	1.25%	10.6%	12/31/2024	1.37	0	0	1.00%	10.9%	12/31/2024	1.40	0	0	0.75%	11.1%
12/31/2023	1.20	0	0	1.25%	0.6%	12/31/2023	1.23	0	0	1.00%	0.8%	12/31/2023	1.26	0	0	0.75%	1.1%
12/31/2022	1.20	0	0	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.7%	12/31/2022	1.25	0	0	0.75%	-8.4%
12/31/2021	1.31	0	0	1.25%	18.8%	12/31/2021	1.34	0	0	1.00%	19.1%	12/31/2021	1.36	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	12.0%	12/31/2025	$1.65	0	$0	0.25%	12.3%	12/31/2025	$1.70	0	$0	0.00%	12.6%
12/31/2024	1.44	0	0	0.50%	11.4%	12/31/2024	1.47	0	0	0.25%	11.7%	12/31/2024	1.51	0	0	0.00%	12.0%
12/31/2023	1.29	0	0	0.50%	1.3%	12/31/2023	1.32	0	0	0.25%	1.6%	12/31/2023	1.35	0	0	0.00%	1.8%
12/31/2022	1.27	0	0	0.50%	-8.2%	12/31/2022	1.30	0	0	0.25%	-8.0%	12/31/2022	1.32	0	0	0.00%	-7.8%
12/31/2021	1.38	0	0	0.50%	19.7%	12/31/2021	1.41	0	0	0.25%	20.0%	12/31/2021	1.43	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund A Class - 06-916

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.23
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$124
Mortality & expense charges			(51)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			363
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(81)
Net gain (loss)			282

Increase (decrease) in net assets from operations			$355

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$71
Net realized gain (loss)		363	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(81)	81

Increase (decrease) in net assets from operations		355	153

Contract owner transactions:
Proceeds from units sold		351	6,551
Cost of units redeemed		(7,357)	-
Account charges		(27)	(26)
Increase (decrease)		(7,033)	6,525
Net increase (decrease)		(6,678)	6,678
Net assets, beginning		6,678	-
Net assets, ending		$-	$6,678

Units sold		330	6,703
Units redeemed		(7,007)	(26)
Net increase (decrease)		(6,677)	6,677
Units outstanding, beginning		6,677	-
Units outstanding, ending		-	6,677

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,744
Cost of units redeemed/account charges			(11,538)
Net investment income (loss)			244
Net realized gain (loss)			550
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	1.25%	10.1%	12/31/2025	$1.13	0	$0	1.00%	10.4%	12/31/2025	$1.16	0	$0	0.75%	10.7%
12/31/2024	1.00	7	7	1.25%	1.1%	12/31/2024	1.03	0	0	1.00%	1.3%	12/31/2024	1.05	0	0	0.75%	1.6%
12/31/2023	0.99	0	0	1.25%	-6.6%	12/31/2023	1.01	0	0	1.00%	-6.4%	12/31/2023	1.03	0	0	0.75%	-6.2%
12/31/2022	1.06	0	0	1.25%	7.8%	12/31/2022	1.08	0	0	1.00%	8.1%	12/31/2022	1.10	0	0	0.75%	8.4%
12/31/2021	0.98	0	0	1.25%	27.8%	12/31/2021	1.00	0	0	1.00%	28.1%	12/31/2021	1.02	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	11.0%	12/31/2025	$1.23	0	$0	0.25%	11.2%	12/31/2025	$1.26	0	$0	0.00%	11.5%
12/31/2024	1.08	0	0	0.50%	1.8%	12/31/2024	1.10	0	0	0.25%	2.1%	12/31/2024	1.13	0	0	0.00%	2.4%
12/31/2023	1.06	0	0	0.50%	-5.9%	12/31/2023	1.08	0	0	0.25%	-5.7%	12/31/2023	1.11	0	0	0.00%	-5.4%
12/31/2022	1.12	0	0	0.50%	8.6%	12/31/2022	1.15	0	0	0.25%	8.9%	12/31/2022	1.17	0	0	0.00%	9.2%
12/31/2021	1.04	0	0	0.50%	28.8%	12/31/2021	1.05	0	0	0.25%	29.1%	12/31/2021	1.07	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.1%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.54
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	1.25%	11.0%	12/31/2025	$1.49	0	$0	1.00%	11.2%	12/31/2025	$1.54	0	$0	0.75%	11.5%
12/31/2024	1.31	0	0	1.25%	10.5%	12/31/2024	1.34	0	0	1.00%	10.8%	12/31/2024	1.38	0	0	0.75%	11.1%
12/31/2023	1.19	0	0	1.25%	0.4%	12/31/2023	1.21	0	0	1.00%	0.7%	12/31/2023	1.24	0	0	0.75%	0.9%
12/31/2022	1.18	0	0	1.25%	-9.1%	12/31/2022	1.20	0	0	1.00%	-8.9%	12/31/2022	1.23	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	18.7%	12/31/2021	1.32	0	0	1.00%	19.0%	12/31/2021	1.35	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	11.8%	12/31/2025	$1.62	0	$0	0.25%	12.1%	12/31/2025	$1.67	0	$0	0.00%	12.3%
12/31/2024	1.41	0	0	0.50%	11.4%	12/31/2024	1.45	0	0	0.25%	11.6%	12/31/2024	1.48	0	0	0.00%	11.9%
12/31/2023	1.27	0	0	0.50%	1.2%	12/31/2023	1.30	0	0	0.25%	1.4%	12/31/2023	1.33	0	0	0.00%	1.7%
12/31/2022	1.25	0	0	0.50%	-8.4%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.30	0	0	0.00%	-8.0%
12/31/2021	1.37	0	0	0.50%	19.6%	12/31/2021	1.39	0	0	0.25%	19.9%	12/31/2021	1.42	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,944,293	$5,086,111	237,455
Receivables: investments sold	61,259
Payables: investments purchased	-
Net assets	$5,005,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,005,552	3,495,212	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$5,005,552	3,495,212

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$157,918
Mortality & expense charges			(78,157)
Net investment income (loss)			79,761

Gain (loss) on investments:
Net realized gain (loss)			(18,573)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(121,278)
Net gain (loss)			(139,851)

Increase (decrease) in net assets from operations			$(60,090)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$79,761	$98,879
Net realized gain (loss)		(18,573)	(50,288)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(121,278)	252,012

Increase (decrease) in net assets from operations		(60,090)	300,603

Contract owner transactions:
Proceeds from units sold		7,767,111	7,794,263
Cost of units redeemed		(9,108,691)	(7,879,006)
Account charges		(11,284)	(12,005)
Increase (decrease)		(1,352,864)	(96,748)
Net increase (decrease)		(1,412,954)	203,855
Net assets, beginning		6,418,506	6,214,651
Net assets, ending		$5,005,552	$6,418,506

Units sold		5,389,825	5,506,626
Units redeemed		(6,317,289)	(5,576,346)
Net increase (decrease)		(927,464)	(69,720)
Units outstanding, beginning		4,422,676	4,492,396
Units outstanding, ending		3,495,212	4,422,676

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45,955,765
Cost of units redeemed/account charges			(41,696,159)
Net investment income (loss)			342,671
Net realized gain (loss)			(316,231)
Realized gain distributions			861,324
Net change in unrealized appreciation (depreciation)			(141,818)
Net assets			$5,005,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	3,495	$5,006	1.25%	-1.3%	12/31/2025	$1.46	0	$0	1.00%	-1.1%	12/31/2025	$1.50	0	$0	0.75%	-0.8%
12/31/2024	1.45	4,423	6,419	1.25%	4.9%	12/31/2024	1.48	0	0	1.00%	5.2%	12/31/2024	1.51	0	0	0.75%	5.4%
12/31/2023	1.38	4,492	6,215	1.25%	11.0%	12/31/2023	1.41	0	0	1.00%	11.3%	12/31/2023	1.43	0	0	0.75%	11.6%
12/31/2022	1.25	4,001	4,984	1.25%	-28.2%	12/31/2022	1.26	0	0	1.00%	-28.0%	12/31/2022	1.28	0	0	0.75%	-27.8%
12/31/2021	1.73	4,436	7,694	1.25%	41.3%	12/31/2021	1.76	0	0	1.00%	41.7%	12/31/2021	1.78	0	0	0.75%	42.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	-0.6%	12/31/2025	$1.57	0	$0	0.25%	-0.3%	12/31/2025	$1.60	0	$0	0.00%	-0.1%
12/31/2024	1.54	0	0	0.50%	5.7%	12/31/2024	1.57	0	0	0.25%	6.0%	12/31/2024	1.61	0	0	0.00%	6.2%
12/31/2023	1.46	0	0	0.50%	11.9%	12/31/2023	1.48	0	0	0.25%	12.2%	12/31/2023	1.51	0	0	0.00%	12.4%
12/31/2022	1.30	0	0	0.50%	-27.6%	12/31/2022	1.32	0	0	0.25%	-27.5%	12/31/2022	1.34	0	0	0.00%	-27.3%
12/31/2021	1.80	0	0	0.50%	42.4%	12/31/2021	1.82	0	0	0.25%	42.8%	12/31/2021	1.85	0	0	0.00%	43.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.8%
2023	1.9%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund A Class - 06-FNF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,887	$39,868	3,405
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$49,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,677	20,512	$1.98
Band 100	9,207	4,538	2.03
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.22
Total	$49,884	25,050

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$632
Mortality & expense charges			(533)
Net investment income (loss)			99

Gain (loss) on investments:
Net realized gain (loss)			117
Realized gain distributions			4,206
Net change in unrealized appreciation (depreciation)			2,178
Net gain (loss)			6,501

Increase (decrease) in net assets from operations			$6,600

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99	$18
Net realized gain (loss)		117	1,773
Realized gain distributions		4,206	2,907
Net change in unrealized appreciation (depreciation)		2,178	1,067

Increase (decrease) in net assets from operations		6,600	5,765

Contract owner transactions:
Proceeds from units sold		-	3,156
Cost of units redeemed		-	(8,758)
Account charges		(3)	(3)
Increase (decrease)		(3)	(5,605)
Net increase (decrease)		6,597	160
Net assets, beginning		43,287	43,127
Net assets, ending		$49,884	$43,287

Units sold		-	1,778
Units redeemed		(1)	(5,699)
Net increase (decrease)		(1)	(3,921)
Units outstanding, beginning		25,051	28,972
Units outstanding, ending		25,050	25,051

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$131,061
Cost of units redeemed/account charges			(111,864)
Net investment income (loss)			743
Net realized gain (loss)			10,411
Realized gain distributions			9,514
Net change in unrealized appreciation (depreciation)			10,019
Net assets			$49,884

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	21	$41	1.25%	15.2%	12/31/2025	$2.03	5	$9	1.00%	15.5%	12/31/2025	$2.08	0	$0	0.75%	15.8%
12/31/2024	1.72	21	35	1.25%	16.0%	12/31/2024	1.76	5	8	1.00%	16.3%	12/31/2024	1.79	0	0	0.75%	16.6%
12/31/2023	1.48	24	36	1.25%	19.0%	12/31/2023	1.51	5	7	1.00%	19.3%	12/31/2023	1.54	0	0	0.75%	19.6%
12/31/2022	1.25	24	30	1.25%	-16.9%	12/31/2022	1.27	5	6	1.00%	-16.7%	12/31/2022	1.29	0	0	0.75%	-16.5%
12/31/2021	1.50	37	56	1.25%	24.7%	12/31/2021	1.52	5	7	1.00%	25.1%	12/31/2021	1.54	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	16.1%	12/31/2025	$2.17	0	$0	0.25%	16.3%	12/31/2025	$2.22	0	$0	0.00%	16.6%
12/31/2024	1.83	0	0	0.50%	16.9%	12/31/2024	1.87	0	0	0.25%	17.2%	12/31/2024	1.91	0	0	0.00%	17.4%
12/31/2023	1.57	0	0	0.50%	19.9%	12/31/2023	1.59	0	0	0.25%	20.2%	12/31/2023	1.62	0	0	0.00%	20.5%
12/31/2022	1.31	0	0	0.50%	-16.2%	12/31/2022	1.33	0	0	0.25%	-16.0%	12/31/2022	1.35	0	0	0.00%	-15.8%
12/31/2021	1.56	0	0	0.50%	25.7%	12/31/2021	1.58	0	0	0.25%	26.0%	12/31/2021	1.60	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.2%
2023	1.4%
2022	0.9%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund S Class - 06-FNG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	26
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(7)

Increase (decrease) in net assets from operations		-	19

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(132)
Account charges		-	-
Increase (decrease)		-	(132)
Net increase (decrease)		-	(113)
Net assets, beginning		-	113
Net assets, ending		$-	$-

Units sold		-	1
Units redeemed		-	(75)
Net increase (decrease)		-	(74)
Units outstanding, beginning		-	74
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$105
Cost of units redeemed/account charges			(132)
Net investment income (loss)			1
Net realized gain (loss)			26
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	1.25%	15.7%	12/31/2025	$2.09	0	$0	1.00%	15.9%	12/31/2025	$2.14	0	$0	0.75%	16.2%
12/31/2024	1.77	0	0	1.25%	16.3%	12/31/2024	1.80	0	0	1.00%	16.6%	12/31/2024	1.84	0	0	0.75%	16.9%
12/31/2023	1.52	0	0	1.25%	19.3%	12/31/2023	1.55	0	0	1.00%	19.6%	12/31/2023	1.57	0	0	0.75%	19.9%
12/31/2022	1.27	0	0	1.25%	-16.5%	12/31/2022	1.29	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.52	0	0	1.25%	25.2%	12/31/2021	1.54	0	0	1.00%	25.5%	12/31/2021	1.56	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	16.5%	12/31/2025	$2.24	0	$0	0.25%	16.8%	12/31/2025	$2.29	0	$0	0.00%	17.1%
12/31/2024	1.88	0	0	0.50%	17.2%	12/31/2024	1.92	0	0	0.25%	17.5%	12/31/2024	1.95	0	0	0.00%	17.8%
12/31/2023	1.60	0	0	0.50%	20.2%	12/31/2023	1.63	0	0	0.25%	20.5%	12/31/2023	1.66	0	0	0.00%	20.8%
12/31/2022	1.33	0	0	0.50%	-15.9%	12/31/2022	1.35	0	0	0.25%	-15.7%	12/31/2022	1.37	0	0	0.00%	-15.5%
12/31/2021	1.58	0	0	0.50%	26.1%	12/31/2021	1.60	0	0	0.25%	26.4%	12/31/2021	1.63	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	1.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund A Class - 06-FPY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			3

Increase (decrease) in net assets from operations			$3

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$2
Net realized gain (loss)		(2)	(37)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5	23

Increase (decrease) in net assets from operations		3	(12)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(51)	(460)
Account charges		-	-
Increase (decrease)		(51)	(460)
Net increase (decrease)		(48)	(472)
Net assets, beginning		48	520
Net assets, ending		$-	$48

Units sold		-	-
Units redeemed		(52)	(508)
Net increase (decrease)		(52)	(508)
Units outstanding, beginning		52	560
Units outstanding, ending		-	52

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$66,245
Cost of units redeemed/account charges			(64,748)
Net investment income (loss)			830
Net realized gain (loss)			(2,327)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	0	$0	1.25%	7.0%	12/31/2025	$1.01	0	$0	1.00%	7.3%	12/31/2025	$1.03	0	$0	0.75%	7.5%
12/31/2024	0.92	0	0	1.25%	-0.9%	12/31/2024	0.94	0	0	1.00%	-0.7%	12/31/2024	0.96	0	0	0.75%	-0.4%
12/31/2023	0.93	1	1	1.25%	3.4%	12/31/2023	0.94	0	0	1.00%	3.7%	12/31/2023	0.96	0	0	0.75%	3.9%
12/31/2022	0.90	1	1	1.25%	-13.1%	12/31/2022	0.91	0	0	1.00%	-12.9%	12/31/2022	0.92	0	0	0.75%	-12.7%
12/31/2021	1.03	18	18	1.25%	-2.6%	12/31/2021	1.05	0	0	1.00%	-2.3%	12/31/2021	1.06	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	7.8%	12/31/2025	$1.07	0	$0	0.25%	8.1%	12/31/2025	$1.10	0	$0	0.00%	8.3%
12/31/2024	0.98	0	0	0.50%	-0.2%	12/31/2024	0.99	0	0	0.25%	0.1%	12/31/2024	1.01	0	0	0.00%	0.3%
12/31/2023	0.98	0	0	0.50%	4.2%	12/31/2023	0.99	0	0	0.25%	4.4%	12/31/2023	1.01	0	0	0.00%	4.7%
12/31/2022	0.94	0	0	0.50%	-12.5%	12/31/2022	0.95	0	0	0.25%	-12.3%	12/31/2022	0.97	0	0	0.00%	-12.0%
12/31/2021	1.07	0	0	0.50%	-1.8%	12/31/2021	1.08	0	0	0.25%	-1.6%	12/31/2021	1.10	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.1%
2023	3.4%
2022	1.1%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund S Class - 06-FRC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,393	$71,329	6,247
Receivables: investments sold	204
Payables: investments purchased	-
Net assets	$74,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,597	74,213	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$74,597	74,213

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,074
Mortality & expense charges			(851)
Net investment income (loss)			2,223

Gain (loss) on investments:
Net realized gain (loss)			80
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,455
Net gain (loss)			2,535

Increase (decrease) in net assets from operations			$4,758

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,223	$1,694
Net realized gain (loss)		80	90
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,455	(2,531)

Increase (decrease) in net assets from operations		4,758	(747)

Contract owner transactions:
Proceeds from units sold		9,983	9,462
Cost of units redeemed		(2,427)	(14,320)
Account charges		(74)	(15)
Increase (decrease)		7,482	(4,873)
Net increase (decrease)		12,240	(5,620)
Net assets, beginning		62,357	67,977
Net assets, ending		$74,597	$62,357

Units sold		10,270	10,189
Units redeemed		(2,591)	(15,702)
Net increase (decrease)		7,679	(5,513)
Units outstanding, beginning		66,534	72,047
Units outstanding, ending		74,213	66,534

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,331,675
Cost of units redeemed/account charges			(1,283,040)
Net investment income (loss)			53,491
Net realized gain (loss)			(30,593)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,064
Net assets			$74,597

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	74	$75	1.25%	7.3%	12/31/2025	$1.03	0	$0	1.00%	7.5%	12/31/2025	$1.05	0	$0	0.75%	7.8%
12/31/2024	0.94	67	62	1.25%	-0.7%	12/31/2024	0.96	0	0	1.00%	-0.4%	12/31/2024	0.97	0	0	0.75%	-0.2%
12/31/2023	0.94	72	68	1.25%	3.6%	12/31/2023	0.96	0	0	1.00%	3.9%	12/31/2023	0.98	0	0	0.75%	4.2%
12/31/2022	0.91	110	100	1.25%	-12.9%	12/31/2022	0.92	0	0	1.00%	-12.7%	12/31/2022	0.94	0	0	0.75%	-12.5%
12/31/2021	1.05	112	117	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.1%	12/31/2021	1.07	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	8.1%	12/31/2025	$1.10	0	$0	0.25%	8.3%	12/31/2025	$1.12	0	$0	0.00%	8.6%
12/31/2024	0.99	0	0	0.50%	0.1%	12/31/2024	1.01	0	0	0.25%	0.3%	12/31/2024	1.03	0	0	0.00%	0.6%
12/31/2023	0.99	0	0	0.50%	4.4%	12/31/2023	1.01	0	0	0.25%	4.7%	12/31/2023	1.03	0	0	0.00%	4.9%
12/31/2022	0.95	0	0	0.50%	-12.3%	12/31/2022	0.96	0	0	0.25%	-12.0%	12/31/2022	0.98	0	0	0.00%	-11.8%
12/31/2021	1.08	0	0	0.50%	-1.6%	12/31/2021	1.10	0	0	0.25%	-1.4%	12/31/2021	1.11	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	3.8%
2023	3.2%
2022	2.0%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund A Class - 06-GGK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,058	$134,963	2,818
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$140,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,718	62,439	$1.76
Band 100	30,380	16,708	1.82
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$140,098	79,147

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,615)
Net investment income (loss)			(1,615)

Gain (loss) on investments:
Net realized gain (loss)			1,094
Realized gain distributions			1,366
Net change in unrealized appreciation (depreciation)			2,932
Net gain (loss)			5,392

Increase (decrease) in net assets from operations			$3,777

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,615)	$(1,306)
Net realized gain (loss)		1,094	26,564
Realized gain distributions		1,366	1,123
Net change in unrealized appreciation (depreciation)		2,932	(15,259)

Increase (decrease) in net assets from operations		3,777	11,122

Contract owner transactions:
Proceeds from units sold		29,699	366,982
Cost of units redeemed		(37,159)	(487,485)
Account charges		(40)	(58)
Increase (decrease)		(7,500)	(120,561)
Net increase (decrease)		(3,723)	(109,439)
Net assets, beginning		143,821	253,260
Net assets, ending		$140,098	$143,821

Units sold		16,784	225,597
Units redeemed		(21,538)	(299,559)
Net increase (decrease)		(4,754)	(73,962)
Units outstanding, beginning		83,901	157,863
Units outstanding, ending		79,147	83,901

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,473,647
Cost of units redeemed/account charges			(1,429,794)
Net investment income (loss)			(16,473)
Net realized gain (loss)			85,853
Realized gain distributions			21,770
Net change in unrealized appreciation (depreciation)			5,095
Net assets			$140,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	62	$110	1.25%	3.4%	12/31/2025	$1.82	17	$30	1.00%	3.7%	12/31/2025	$1.83	0	$0	0.75%	3.9%
12/31/2024	1.70	61	103	1.25%	8.3%	12/31/2024	1.75	23	41	1.00%	8.6%	12/31/2024	1.76	0	0	0.75%	8.8%
12/31/2023	1.57	38	60	1.25%	11.4%	12/31/2023	1.62	120	193	1.00%	11.7%	12/31/2023	1.62	0	0	0.75%	12.0%
12/31/2022	1.41	75	105	1.25%	-14.8%	12/31/2022	1.45	133	193	1.00%	-14.6%	12/31/2022	1.45	0	0	0.75%	-14.4%
12/31/2021	1.65	146	242	1.25%	39.1%	12/31/2021	1.69	144	244	1.00%	39.4%	12/31/2021	1.69	0	0	0.75%	39.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	4.2%	12/31/2025	$1.91	0	$0	0.25%	4.5%	12/31/2025	$1.95	0	$0	0.00%	4.7%
12/31/2024	1.79	0	0	0.50%	9.1%	12/31/2024	1.83	0	0	0.25%	9.4%	12/31/2024	1.86	0	0	0.00%	9.6%
12/31/2023	1.64	0	0	0.50%	12.2%	12/31/2023	1.67	0	0	0.25%	12.5%	12/31/2023	1.69	0	0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.48	0	0	0.25%	-14.0%	12/31/2022	1.50	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	40.1%	12/31/2021	1.72	0	0	0.25%	40.5%	12/31/2021	1.74	0	0	0.00%	40.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.3%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund S Class - 06-GGM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,845	$252,474	5,867
Receivables: investments sold	8,334
Payables: investments purchased	-
Net assets	$307,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,179	171,525	$1.79
Band 100	-	-	1.85
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$307,179	171,525

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$476
Mortality & expense charges			(4,623)
Net investment income (loss)			(4,147)

Gain (loss) on investments:
Net realized gain (loss)			26,605
Realized gain distributions			3,087
Net change in unrealized appreciation (depreciation)			(14,746)
Net gain (loss)			14,946

Increase (decrease) in net assets from operations			$10,799

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,147)	$(1,894)
Net realized gain (loss)		26,605	3,391
Realized gain distributions		3,087	3,579
Net change in unrealized appreciation (depreciation)		(14,746)	26,035

Increase (decrease) in net assets from operations		10,799	31,111

Contract owner transactions:
Proceeds from units sold		31,650	78,234
Cost of units redeemed		(174,027)	(26,603)
Account charges		(14)	(27)
Increase (decrease)		(142,391)	51,604
Net increase (decrease)		(131,592)	82,715
Net assets, beginning		438,771	356,056
Net assets, ending		$307,179	$438,771

Units sold		17,867	46,725
Units redeemed		(100,383)	(16,436)
Net increase (decrease)		(82,516)	30,289
Units outstanding, beginning		254,041	223,752
Units outstanding, ending		171,525	254,041

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$827,177
Cost of units redeemed/account charges			(619,167)
Net investment income (loss)			(10,062)
Net realized gain (loss)			48,103
Realized gain distributions			14,757
Net change in unrealized appreciation (depreciation)			46,371
Net assets			$307,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	172	$307	1.25%	3.7%	12/31/2025	$1.85	0	$0	1.00%	3.9%	12/31/2025	$1.87	0	$0	0.75%	4.2%
12/31/2024	1.73	254	439	1.25%	8.5%	12/31/2024	1.78	0	0	1.00%	8.8%	12/31/2024	1.79	0	0	0.75%	9.1%
12/31/2023	1.59	224	356	1.25%	11.7%	12/31/2023	1.64	0	0	1.00%	12.0%	12/31/2023	1.64	0	0	0.75%	12.2%
12/31/2022	1.42	76	108	1.25%	-14.6%	12/31/2022	1.46	0	0	1.00%	-14.4%	12/31/2022	1.46	0	0	0.75%	-14.2%
12/31/2021	1.67	35	59	1.25%	39.4%	12/31/2021	1.71	0	0	1.00%	39.7%	12/31/2021	1.70	0	0	0.75%	40.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	4.5%	12/31/2025	$1.94	0	$0	0.25%	4.7%	12/31/2025	$1.98	0	$0	0.00%	5.0%
12/31/2024	1.82	0	0	0.50%	9.4%	12/31/2024	1.86	0	0	0.25%	9.6%	12/31/2024	1.89	0	0	0.00%	9.9%
12/31/2023	1.67	0	0	0.50%	12.5%	12/31/2023	1.69	0	0	0.25%	12.8%	12/31/2023	1.72	0	0	0.00%	13.1%
12/31/2022	1.48	0	0	0.50%	-14.0%	12/31/2022	1.50	0	0	0.25%	-13.7%	12/31/2022	1.52	0	0	0.00%	-13.5%
12/31/2021	1.72	0	0	0.50%	40.4%	12/31/2021	1.74	0	0	0.25%	40.8%	12/31/2021	1.76	0	0	0.00%	41.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.7%
2023	1.0%
2022	0.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund R6 Class - 06-3VJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,002	$50,128	2,899
Receivables: investments sold	5,276
Payables: investments purchased	-
Net assets	$66,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,278	53,749	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$66,278	53,749

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,978
Mortality & expense charges			(586)
Net investment income (loss)			1,392

Gain (loss) on investments:
Net realized gain (loss)			336
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,082
Net gain (loss)			10,418

Increase (decrease) in net assets from operations			$11,810

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,392	$(132)
Net realized gain (loss)		336	171
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,082	426

Increase (decrease) in net assets from operations		11,810	465

Contract owner transactions:
Proceeds from units sold		30,265	19,512
Cost of units redeemed		(3,092)	(1,735)
Account charges		(56)	(24)
Increase (decrease)		27,117	17,753
Net increase (decrease)		38,927	18,218
Net assets, beginning		27,351	9,133
Net assets, ending		$66,278	$27,351

Units sold		28,376	20,077
Units redeemed		(2,863)	(1,862)
Net increase (decrease)		25,513	18,215
Units outstanding, beginning		28,236	10,021
Units outstanding, ending		53,749	28,236

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,126,046
Cost of units redeemed/account charges			(1,011,024)
Net investment income (loss)			(727)
Net realized gain (loss)			(58,891)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,874
Net assets			$66,278

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	54	$66	1.25%	27.3%	12/31/2025	$1.25	0	$0	1.00%	27.6%	12/31/2025	$1.28	0	$0	0.75%	27.9%
12/31/2024	0.97	28	27	1.25%	6.3%	12/31/2024	0.98	0	0	1.00%	6.5%	12/31/2024	1.00	0	0	0.75%	6.8%
12/31/2023	0.91	10	9	1.25%	5.0%	12/31/2023	0.92	0	0	1.00%	5.3%	12/31/2023	0.93	0	0	0.75%	5.5%
12/31/2022	0.87	68	59	1.25%	-22.5%	12/31/2022	0.88	0	0	1.00%	-22.3%	12/31/2022	0.88	0	0	0.75%	-22.1%
12/31/2021	1.12	16	18	1.25%	-12.6%	12/31/2021	1.13	0	0	1.00%	-12.4%	12/31/2021	1.14	0	0	0.75%	-12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	0.50%	28.3%	12/31/2025	$1.32	0	$0	0.25%	28.6%	12/31/2025	$1.34	0	$0	0.00%	28.9%
12/31/2024	1.01	0	0	0.50%	7.1%	12/31/2024	1.03	0	0	0.25%	7.4%	12/31/2024	1.04	0	0	0.00%	7.6%
12/31/2023	0.95	0	0	0.50%	5.8%	12/31/2023	0.96	0	0	0.25%	6.1%	12/31/2023	0.97	0	0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-21.9%	12/31/2022	0.90	0	0	0.25%	-21.7%	12/31/2022	0.91	0	0	0.00%	-21.5%
12/31/2021	1.14	0	0	0.50%	-12.0%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	0.3%
2023	0.4%
2022	3.4%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund A Class - 06-3VN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,336	$7,869	456
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,339	8,538	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$10,339	8,538

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$277
Mortality & expense charges			(108)
Net investment income (loss)			169

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,939
Net gain (loss)			1,955

Increase (decrease) in net assets from operations			$2,124

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$169	$(87)
Net realized gain (loss)		16	5
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,939	459

Increase (decrease) in net assets from operations		2,124	377

Contract owner transactions:
Proceeds from units sold		835	780
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		835	780
Net increase (decrease)		2,959	1,157
Net assets, beginning		7,380	6,223
Net assets, ending		$10,339	$7,380

Units sold		795	826
Units redeemed		-	-
Net increase (decrease)		795	826
Units outstanding, beginning		7,743	6,917
Units outstanding, ending		8,538	7,743

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$63,457
Cost of units redeemed/account charges			(49,364)
Net investment income (loss)			418
Net realized gain (loss)			(6,639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,467
Net assets			$10,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	9	$10	1.25%	27.0%	12/31/2025	$1.23	0	$0	1.00%	27.4%	12/31/2025	$1.25	0	$0	0.75%	27.7%
12/31/2024	0.95	8	7	1.25%	6.0%	12/31/2024	0.97	0	0	1.00%	6.2%	12/31/2024	0.98	0	0	0.75%	6.5%
12/31/2023	0.90	7	6	1.25%	4.8%	12/31/2023	0.91	0	0	1.00%	5.1%	12/31/2023	0.92	0	0	0.75%	5.3%
12/31/2022	0.86	8	6	1.25%	-22.8%	12/31/2022	0.87	0	0	1.00%	-22.6%	12/31/2022	0.88	0	0	0.75%	-22.4%
12/31/2021	1.11	24	26	1.25%	-12.9%	12/31/2021	1.12	0	0	1.00%	-12.6%	12/31/2021	1.13	0	0	0.75%	-12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	28.0%	12/31/2025	$1.30	0	$0	0.25%	28.3%	12/31/2025	$1.32	0	$0	0.00%	28.6%
12/31/2024	1.00	0	0	0.50%	6.8%	12/31/2024	1.01	0	0	0.25%	7.0%	12/31/2024	1.03	0	0	0.00%	7.3%
12/31/2023	0.93	0	0	0.50%	5.6%	12/31/2023	0.94	0	0	0.25%	5.9%	12/31/2023	0.96	0	0	0.00%	6.1%
12/31/2022	0.88	0	0	0.50%	-22.2%	12/31/2022	0.89	0	0	0.25%	-22.0%	12/31/2022	0.90	0	0	0.00%	-21.8%
12/31/2021	1.14	0	0	0.50%	-12.2%	12/31/2021	1.14	0	0	0.25%	-12.0%	12/31/2021	1.15	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	0.0%
2023	1.9%
2022	0.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	1.25%	27.2%	12/31/2025	$1.25	0	$0	1.00%	27.5%	12/31/2025	$1.27	0	$0	0.75%	27.9%
12/31/2024	0.96	0	0	1.25%	6.1%	12/31/2024	0.98	0	0	1.00%	6.4%	12/31/2024	0.99	0	0	0.75%	6.7%
12/31/2023	0.91	0	0	1.25%	5.0%	12/31/2023	0.92	0	0	1.00%	5.2%	12/31/2023	0.93	0	0	0.75%	5.5%
12/31/2022	0.86	0	0	1.25%	-22.6%	12/31/2022	0.87	0	0	1.00%	-22.4%	12/31/2022	0.88	0	0	0.75%	-22.2%
12/31/2021	1.12	0	0	1.25%	-12.7%	12/31/2021	1.12	0	0	1.00%	-12.5%	12/31/2021	1.13	0	0	0.75%	-12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	28.2%	12/31/2025	$1.31	0	$0	0.25%	28.5%	12/31/2025	$1.33	0	$0	0.00%	28.8%
12/31/2024	1.01	0	0	0.50%	6.9%	12/31/2024	1.02	0	0	0.25%	7.2%	12/31/2024	1.04	0	0	0.00%	7.5%
12/31/2023	0.94	0	0	0.50%	5.8%	12/31/2023	0.95	0	0	0.25%	6.0%	12/31/2023	0.96	0	0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-22.0%	12/31/2022	0.90	0	0	0.25%	-21.8%	12/31/2022	0.91	0	0	0.00%	-21.7%
12/31/2021	1.14	0	0	0.50%	-12.1%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enchanced Core Equity S Class - 06-632

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,820	$27,034	1,552
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$39,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,849	5,632	$7.08
Band 100	-	-	7.38
Band 75	-	-	7.69
Band 50	-	-	8.02
Band 25	-	-	8.36
Band 0	-	-	8.71
Total	$39,849	5,632

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$224
Mortality & expense charges			(434)
Net investment income (loss)			(210)

Gain (loss) on investments:
Net realized gain (loss)			124
Realized gain distributions			1,925
Net change in unrealized appreciation (depreciation)			4,039
Net gain (loss)			6,088

Increase (decrease) in net assets from operations			$5,878

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(210)	$(155)
Net realized gain (loss)		124	104
Realized gain distributions		1,925	2,187
Net change in unrealized appreciation (depreciation)		4,039	3,696

Increase (decrease) in net assets from operations		5,878	5,832

Contract owner transactions:
Proceeds from units sold		1,252	1,125
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,252	1,125
Net increase (decrease)		7,130	6,957
Net assets, beginning		32,719	25,762
Net assets, ending		$39,849	$32,719

Units sold		197	201
Units redeemed		-	-
Net increase (decrease)		197	201
Units outstanding, beginning		5,435	5,234
Units outstanding, ending		5,632	5,435

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$403,751
Cost of units redeemed/account charges			(426,272)
Net investment income (loss)			(3,689)
Net realized gain (loss)			(5,210)
Realized gain distributions			58,483
Net change in unrealized appreciation (depreciation)			12,786
Net assets			$39,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.08	6	$40	1.25%	17.5%	12/31/2025	$7.38	0	$0	1.00%	17.8%	12/31/2025	$7.69	0	$0	0.75%	18.1%
12/31/2024	6.02	5	33	1.25%	22.3%	12/31/2024	6.26	0	0	1.00%	22.6%	12/31/2024	6.51	0	0	0.75%	22.9%
12/31/2023	4.92	5	26	1.25%	25.0%	12/31/2023	5.11	0	0	1.00%	25.3%	12/31/2023	5.30	0	0	0.75%	25.7%
12/31/2022	3.94	5	20	1.25%	-16.6%	12/31/2022	4.07	0	0	1.00%	-16.4%	12/31/2022	4.22	0	0	0.75%	-16.2%
12/31/2021	4.72	5	22	1.25%	27.4%	12/31/2021	4.87	0	0	1.00%	27.8%	12/31/2021	5.03	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.02	0	$0	0.50%	18.4%	12/31/2025	$8.36	0	$0	0.25%	18.7%	12/31/2025	$8.71	0	$0	0.00%	19.0%
12/31/2024	6.77	0	0	0.50%	23.2%	12/31/2024	7.04	0	0	0.25%	23.5%	12/31/2024	7.32	0	0	0.00%	23.9%
12/31/2023	5.49	0	0	0.50%	26.0%	12/31/2023	5.70	0	0	0.25%	26.3%	12/31/2023	5.91	0	0	0.00%	26.6%
12/31/2022	4.36	0	0	0.50%	-15.9%	12/31/2022	4.51	0	0	0.25%	-15.7%	12/31/2022	4.67	0	0	0.00%	-15.5%
12/31/2021	5.19	0	0	0.50%	28.4%	12/31/2021	5.36	0	0	0.25%	28.7%	12/31/2021	5.53	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.8%
2023	1.0%
2022	1.1%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund S Class - 06-631

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,483	$25,894	2,103
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$26,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,504	12,050	$2.20
Band 100	-	-	2.29
Band 75	-	-	2.39
Band 50	-	-	2.49
Band 25	-	-	2.60
Band 0	-	-	2.71
Total	$26,504	12,050

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$905
Mortality & expense charges			(312)
Net investment income (loss)			593

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,146
Net gain (loss)			2,143

Increase (decrease) in net assets from operations			$2,736

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$593	$427
Net realized gain (loss)		(3)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,146	(1,557)

Increase (decrease) in net assets from operations		2,736	(1,130)

Contract owner transactions:
Proceeds from units sold		388	24,510
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		388	24,510
Net increase (decrease)		3,124	23,380
Net assets, beginning		23,380	-
Net assets, ending		$26,504	$23,380

Units sold		182	11,868
Units redeemed		-	-
Net increase (decrease)		182	11,868
Units outstanding, beginning		11,868	-
Units outstanding, ending		12,050	11,868

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$158,741
Cost of units redeemed/account charges			(140,344)
Net investment income (loss)			3,054
Net realized gain (loss)			4,464
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			589
Net assets			$26,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	12	$27	1.25%	11.6%	12/31/2025	$2.29	0	$0	1.00%	11.9%	12/31/2025	$2.39	0	$0	0.75%	12.2%
12/31/2024	1.97	12	23	1.25%	4.1%	12/31/2024	2.05	0	0	1.00%	4.4%	12/31/2024	2.13	0	0	0.75%	4.7%
12/31/2023	1.89	0	0	1.25%	1.1%	12/31/2023	1.96	0	0	1.00%	1.3%	12/31/2023	2.04	0	0	0.75%	1.6%
12/31/2022	1.87	0	0	1.25%	-10.8%	12/31/2022	1.94	0	0	1.00%	-10.6%	12/31/2022	2.00	0	0	0.75%	-10.4%
12/31/2021	2.10	0	0	1.25%	22.1%	12/31/2021	2.17	0	0	1.00%	22.4%	12/31/2021	2.24	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	12.5%	12/31/2025	$2.60	0	$0	0.25%	12.8%	12/31/2025	$2.71	0	$0	0.00%	13.1%
12/31/2024	2.22	0	0	0.50%	4.9%	12/31/2024	2.30	0	0	0.25%	5.2%	12/31/2024	2.40	0	0	0.00%	5.4%
12/31/2023	2.11	0	0	0.50%	1.9%	12/31/2023	2.19	0	0	0.25%	2.1%	12/31/2023	2.27	0	0	0.00%	2.4%
12/31/2022	2.07	0	0	0.50%	-10.2%	12/31/2022	2.15	0	0	0.25%	-9.9%	12/31/2022	2.22	0	0	0.00%	-9.7%
12/31/2021	2.31	0	0	0.50%	23.0%	12/31/2021	2.38	0	0	0.25%	23.3%	12/31/2021	2.46	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	4.2%
2023	0.0%
2022	4.2%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets R6 Retirement Class - 06-6M6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,163	$1,083	93
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,164	1,033	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,164	1,033

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$80
Mortality & expense charges			(25)
Net investment income (loss)			55

Gain (loss) on investments:
Net realized gain (loss)			148
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			71
Net gain (loss)			219

Increase (decrease) in net assets from operations			$274

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55	$78
Net realized gain (loss)		148	28
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		71	9

Increase (decrease) in net assets from operations		274	115

Contract owner transactions:
Proceeds from units sold		71	5,900
Cost of units redeemed		(3,861)	(1,327)
Account charges		-	(8)
Increase (decrease)		(3,790)	4,565
Net increase (decrease)		(3,516)	4,680
Net assets, beginning		4,680	-
Net assets, ending		$1,164	$4,680

Units sold		67	5,973
Units redeemed		(3,676)	(1,331)
Net increase (decrease)		(3,609)	4,642
Units outstanding, beginning		4,642	-
Units outstanding, ending		1,033	4,642

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,971
Cost of units redeemed/account charges			(5,196)
Net investment income (loss)			133
Net realized gain (loss)			176
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80
Net assets			$1,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	1	$1	1.25%	11.8%	12/31/2025	$1.14	0	$0	1.00%	12.0%	12/31/2025	$1.14	0	$0	0.75%	12.3%
12/31/2024	1.01	5	5	1.25%	4.2%	12/31/2024	1.01	0	0	1.00%	4.5%	12/31/2024	1.02	0	0	0.75%	4.8%
12/31/2023	0.97	0	0	1.25%	-3.3%	12/31/2023	0.97	0	0	1.00%	-3.1%	12/31/2023	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	12.6%	12/31/2025	$1.16	0	$0	0.25%	12.9%	12/31/2025	$1.17	0	$0	0.00%	13.2%
12/31/2024	1.02	0	0	0.50%	5.0%	12/31/2024	1.03	0	0	0.25%	5.3%	12/31/2024	1.03	0	0	0.00%	5.6%
12/31/2023	0.97	0	0	0.50%	-2.6%	12/31/2023	0.98	0	0	0.25%	-2.4%	12/31/2023	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	4.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Portfolio Institutional Class - 06-CWJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,985,210	$4,701,479	159,539
Receivables: investments sold	-
Payables: investments purchased	(61,518)
Net assets	$5,923,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,923,692	3,173,958	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.09
Total	$5,923,692	3,173,958

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$154,968
Mortality & expense charges			(69,349)
Net investment income (loss)			85,619

Gain (loss) on investments:
Net realized gain (loss)			236,594
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,240,106
Net gain (loss)			1,476,700

Increase (decrease) in net assets from operations			$1,562,319

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85,619	$93,582
Net realized gain (loss)		236,594	20,093
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,240,106	115,813

Increase (decrease) in net assets from operations		1,562,319	229,488

Contract owner transactions:
Proceeds from units sold		1,248,435	2,528,460
Cost of units redeemed		(1,861,086)	(558,894)
Account charges		(3,611)	(3,148)
Increase (decrease)		(616,262)	1,966,418
Net increase (decrease)		946,057	2,195,906
Net assets, beginning		4,977,635	2,781,729
Net assets, ending		$5,923,692	$4,977,635

Units sold		789,761	1,832,346
Units redeemed		(1,133,964)	(389,684)
Net increase (decrease)		(344,203)	1,442,662
Units outstanding, beginning		3,518,161	2,075,499
Units outstanding, ending		3,173,958	3,518,161

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,898,708
Cost of units redeemed/account charges			(5,026,048)
Net investment income (loss)			337,724
Net realized gain (loss)			341,325
Realized gain distributions			88,252
Net change in unrealized appreciation (depreciation)			1,283,731
Net assets			$5,923,692

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	3,174	$5,924	1.25%	31.9%	12/31/2025	$1.91	0	$0	1.00%	32.2%	12/31/2025	$1.95	0	$0	0.75%	32.6%
12/31/2024	1.41	3,518	4,978	1.25%	5.6%	12/31/2024	1.44	0	0	1.00%	5.8%	12/31/2024	1.47	0	0	0.75%	6.1%
12/31/2023	1.34	2,075	2,782	1.25%	11.7%	12/31/2023	1.36	0	0	1.00%	12.0%	12/31/2023	1.39	0	0	0.75%	12.2%
12/31/2022	1.20	1,742	2,091	1.25%	-17.9%	12/31/2022	1.22	0	0	1.00%	-17.7%	12/31/2022	1.24	0	0	0.75%	-17.5%
12/31/2021	1.46	1,653	2,416	1.25%	1.3%	12/31/2021	1.48	0	0	1.00%	1.5%	12/31/2021	1.50	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	32.9%	12/31/2025	$2.04	0	$0	0.25%	33.2%	12/31/2025	$2.09	0	$0	0.00%	33.6%
12/31/2024	1.50	0	0	0.50%	6.4%	12/31/2024	1.53	0	0	0.25%	6.6%	12/31/2024	1.56	0	0	0.00%	6.9%
12/31/2023	1.41	0	0	0.50%	12.5%	12/31/2023	1.44	0	0	0.25%	12.8%	12/31/2023	1.46	0	0	0.00%	13.1%
12/31/2022	1.26	0	0	0.50%	-17.3%	12/31/2022	1.28	0	0	0.25%	-17.1%	12/31/2022	1.29	0	0	0.00%	-16.9%
12/31/2021	1.52	0	0	0.50%	2.0%	12/31/2021	1.54	0	0	0.25%	2.3%	12/31/2021	1.56	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	3.9%
2023	3.5%
2022	3.2%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	7.3%	12/31/2025	$1.39	0	$0	1.00%	7.6%	12/31/2025	$1.42	0	$0	0.75%	7.9%
12/31/2024	1.26	0	0	1.25%	6.1%	12/31/2024	1.29	0	0	1.00%	6.4%	12/31/2024	1.31	0	0	0.75%	6.6%
12/31/2023	1.19	0	0	1.25%	7.6%	12/31/2023	1.21	0	0	1.00%	7.8%	12/31/2023	1.23	0	0	0.75%	8.1%
12/31/2022	1.11	0	0	1.25%	-9.2%	12/31/2022	1.12	0	0	1.00%	-9.0%	12/31/2022	1.14	0	0	0.75%	-8.7%
12/31/2021	1.22	0	0	1.25%	4.3%	12/31/2021	1.23	0	0	1.00%	4.5%	12/31/2021	1.25	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	8.1%	12/31/2025	$1.48	0	$0	0.25%	8.4%	12/31/2025	$1.52	0	$0	0.00%	8.7%
12/31/2024	1.34	0	0	0.50%	6.9%	12/31/2024	1.37	0	0	0.25%	7.2%	12/31/2024	1.40	0	0	0.00%	7.4%
12/31/2023	1.25	0	0	0.50%	8.4%	12/31/2023	1.28	0	0	0.25%	8.6%	12/31/2023	1.30	0	0	0.00%	8.9%
12/31/2022	1.16	0	0	0.50%	-8.5%	12/31/2022	1.18	0	0	0.25%	-8.3%	12/31/2022	1.19	0	0	0.00%	-8.1%
12/31/2021	1.27	0	0	0.50%	5.1%	12/31/2021	1.28	0	0	0.25%	5.3%	12/31/2021	1.30	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,316	$177,413	8,215
Receivables: investments sold	93
Payables: investments purchased	-
Net assets	$180,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,409	99,629	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$180,409	99,629

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,080
Mortality & expense charges			(1,888)
Net investment income (loss)			2,192

Gain (loss) on investments:
Net realized gain (loss)			7,800
Realized gain distributions			9,925
Net change in unrealized appreciation (depreciation)			(793)
Net gain (loss)			16,932

Increase (decrease) in net assets from operations			$19,124

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,192	$1,672
Net realized gain (loss)		7,800	20,368
Realized gain distributions		9,925	4,823
Net change in unrealized appreciation (depreciation)		(793)	(5,086)

Increase (decrease) in net assets from operations		19,124	21,777

Contract owner transactions:
Proceeds from units sold		94,589	36,942
Cost of units redeemed		(42,813)	(185,924)
Account charges		(385)	(597)
Increase (decrease)		51,391	(149,579)
Net increase (decrease)		70,515	(127,802)
Net assets, beginning		109,894	237,696
Net assets, ending		$180,409	$109,894

Units sold		67,186	23,936
Units redeemed		(35,919)	(118,129)
Net increase (decrease)		31,267	(94,193)
Units outstanding, beginning		68,362	162,555
Units outstanding, ending		99,629	68,362

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$457,143
Cost of units redeemed/account charges			(341,252)
Net investment income (loss)			8,148
Net realized gain (loss)			32,198
Realized gain distributions			21,269
Net change in unrealized appreciation (depreciation)			2,903
Net assets			$180,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	100	$180	1.25%	12.6%	12/31/2025	$1.85	0	$0	1.00%	12.9%	12/31/2025	$1.89	0	$0	0.75%	13.2%
12/31/2024	1.61	68	110	1.25%	9.9%	12/31/2024	1.64	0	0	1.00%	10.2%	12/31/2024	1.67	0	0	0.75%	10.5%
12/31/2023	1.46	163	238	1.25%	13.1%	12/31/2023	1.49	0	0	1.00%	13.4%	12/31/2023	1.51	0	0	0.75%	13.7%
12/31/2022	1.29	4	5	1.25%	-13.2%	12/31/2022	1.31	0	0	1.00%	-13.0%	12/31/2022	1.33	0	0	0.75%	-12.7%
12/31/2021	1.49	3	4	1.25%	12.1%	12/31/2021	1.51	0	0	1.00%	12.4%	12/31/2021	1.53	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	13.5%	12/31/2025	$1.98	0	$0	0.25%	13.8%	12/31/2025	$2.03	0	$0	0.00%	14.1%
12/31/2024	1.71	0	0	0.50%	10.8%	12/31/2024	1.74	0	0	0.25%	11.0%	12/31/2024	1.78	0	0	0.00%	11.3%
12/31/2023	1.54	0	0	0.50%	14.0%	12/31/2023	1.57	0	0	0.25%	14.2%	12/31/2023	1.60	0	0	0.00%	14.5%
12/31/2022	1.35	0	0	0.50%	-12.5%	12/31/2022	1.37	0	0	0.25%	-12.3%	12/31/2022	1.39	0	0	0.00%	-12.1%
12/31/2021	1.55	0	0	0.50%	13.0%	12/31/2021	1.57	0	0	0.25%	13.2%	12/31/2021	1.59	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.3%
2023	5.3%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio Institutional Class - 06-CWN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,623,790	$3,526,200	116,440
Receivables: investments sold	-
Payables: investments purchased	(6,941)
Net assets	$4,616,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,616,849	1,913,701	$2.41
Band 100	-	-	2.47
Band 75	-	-	2.52
Band 50	-	-	2.58
Band 25	-	-	2.64
Band 0	-	-	2.70
Total	$4,616,849	1,913,701

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$91,538
Mortality & expense charges			(74,318)
Net investment income (loss)			17,220

Gain (loss) on investments:
Net realized gain (loss)			1,070,084
Realized gain distributions			62,005
Net change in unrealized appreciation (depreciation)			(92,341)
Net gain (loss)			1,039,748

Increase (decrease) in net assets from operations			$1,056,968

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,220	$30,511
Net realized gain (loss)		1,070,084	200,501
Realized gain distributions		62,005	126,273
Net change in unrealized appreciation (depreciation)		(92,341)	471,632

Increase (decrease) in net assets from operations		1,056,968	828,917

Contract owner transactions:
Proceeds from units sold		1,015,200	1,731,322
Cost of units redeemed		(4,179,691)	(1,139,979)
Account charges		(2,912)	(3,721)
Increase (decrease)		(3,167,403)	587,622
Net increase (decrease)		(2,110,435)	1,416,539
Net assets, beginning		6,727,284	5,310,745
Net assets, ending		$4,616,849	$6,727,284

Units sold		478,720	937,803
Units redeemed		(1,874,472)	(613,640)
Net increase (decrease)		(1,395,752)	324,163
Units outstanding, beginning		3,309,453	2,985,290
Units outstanding, ending		1,913,701	3,309,453

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,399,757
Cost of units redeemed/account charges			(12,322,123)
Net investment income (loss)			214,376
Net realized gain (loss)			1,656,899
Realized gain distributions			570,350
Net change in unrealized appreciation (depreciation)			1,097,590
Net assets			$4,616,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	1,914	$4,617	1.25%	18.7%	12/31/2025	$2.47	0	$0	1.00%	19.0%	12/31/2025	$2.52	0	$0	0.75%	19.3%
12/31/2024	2.03	3,309	6,727	1.25%	14.3%	12/31/2024	2.07	0	0	1.00%	14.6%	12/31/2024	2.12	0	0	0.75%	14.8%
12/31/2023	1.78	2,985	5,311	1.25%	18.8%	12/31/2023	1.81	0	0	1.00%	19.1%	12/31/2023	1.84	0	0	0.75%	19.4%
12/31/2022	1.50	2,341	3,505	1.25%	-15.8%	12/31/2022	1.52	0	0	1.00%	-15.5%	12/31/2022	1.54	0	0	0.75%	-15.3%
12/31/2021	1.78	2,160	3,840	1.25%	21.7%	12/31/2021	1.80	0	0	1.00%	22.0%	12/31/2021	1.82	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.58	0	$0	0.50%	19.6%	12/31/2025	$2.64	0	$0	0.25%	19.9%	12/31/2025	$2.70	0	$0	0.00%	20.2%
12/31/2024	2.16	0	0	0.50%	15.1%	12/31/2024	2.20	0	0	0.25%	15.4%	12/31/2024	2.25	0	0	0.00%	15.7%
12/31/2023	1.88	0	0	0.50%	19.7%	12/31/2023	1.91	0	0	0.25%	20.0%	12/31/2023	1.94	0	0	0.00%	20.3%
12/31/2022	1.57	0	0	0.50%	-15.1%	12/31/2022	1.59	0	0	0.25%	-14.9%	12/31/2022	1.62	0	0	0.00%	-14.7%
12/31/2021	1.85	0	0	0.50%	22.6%	12/31/2021	1.87	0	0	0.25%	22.9%	12/31/2021	1.89	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.8%
2023	2.2%
2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Intl Core Equity 2 Class - 06-CWP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,037,144	$1,582,351	98,939
Receivables: investments sold	-
Payables: investments purchased	(29,669)
Net assets	$2,007,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,007,475	994,079	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$2,007,475	994,079

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$122,729
Mortality & expense charges			(47,643)
Net investment income (loss)			75,086

Gain (loss) on investments:
Net realized gain (loss)			962,301
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,617
Net gain (loss)			1,030,918

Increase (decrease) in net assets from operations			$1,106,004

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,086	$87,356
Net realized gain (loss)		962,301	38,030
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		68,617	(27,633)

Increase (decrease) in net assets from operations		1,106,004	97,753

Contract owner transactions:
Proceeds from units sold		613,921	777,372
Cost of units redeemed		(4,025,421)	(274,096)
Account charges		(15,433)	(7,838)
Increase (decrease)		(3,426,933)	495,438
Net increase (decrease)		(2,320,929)	593,191
Net assets, beginning		4,328,404	3,735,213
Net assets, ending		$2,007,475	$4,328,404

Units sold		338,658	525,623
Units redeemed		(2,226,508)	(197,635)
Net increase (decrease)		(1,887,850)	327,988
Units outstanding, beginning		2,881,929	2,553,941
Units outstanding, ending		994,079	2,881,929

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,992,495
Cost of units redeemed/account charges			(9,966,928)
Net investment income (loss)			447,368
Net realized gain (loss)			1,079,747
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			454,793
Net assets			$2,007,475

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	994	$2,007	1.25%	34.5%	12/31/2025	$2.07	0	$0	1.00%	34.8%	12/31/2025	$2.11	0	$0	0.75%	35.1%
12/31/2024	1.50	2,882	4,328	1.25%	2.7%	12/31/2024	1.53	0	0	1.00%	3.0%	12/31/2024	1.56	0	0	0.75%	3.2%
12/31/2023	1.46	2,554	3,735	1.25%	16.0%	12/31/2023	1.49	0	0	1.00%	16.3%	12/31/2023	1.52	0	0	0.75%	16.6%
12/31/2022	1.26	2,520	3,176	1.25%	-14.6%	12/31/2022	1.28	0	0	1.00%	-14.3%	12/31/2022	1.30	0	0	0.75%	-14.1%
12/31/2021	1.48	2,285	3,371	1.25%	12.5%	12/31/2021	1.49	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	35.5%	12/31/2025	$2.21	0	$0	0.25%	35.8%	12/31/2025	$2.26	0	$0	0.00%	36.1%
12/31/2024	1.60	0	0	0.50%	3.5%	12/31/2024	1.63	0	0	0.25%	3.7%	12/31/2024	1.66	0	0	0.00%	4.0%
12/31/2023	1.54	0	0	0.50%	16.9%	12/31/2023	1.57	0	0	0.25%	17.2%	12/31/2023	1.60	0	0	0.00%	17.5%
12/31/2022	1.32	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.36	0	0	0.00%	-13.5%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.55	0	0	0.25%	13.6%	12/31/2021	1.57	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	3.5%
2023	3.6%
2022	2.6%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Small Company Portfolio Institutional Class - 06-CWR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,768	$157,011	6,582
Receivables: investments sold	-
Payables: investments purchased	(15,386)
Net assets	$168,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,382	86,301	$1.95
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$168,382	86,301

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,757
Mortality & expense charges			(3,184)
Net investment income (loss)			4,573

Gain (loss) on investments:
Net realized gain (loss)			46,452
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,668
Net gain (loss)			71,120

Increase (decrease) in net assets from operations			$75,693

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,573	$5,958
Net realized gain (loss)		46,452	1,458
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,668	(927)

Increase (decrease) in net assets from operations		75,693	6,489

Contract owner transactions:
Proceeds from units sold		103,191	60,473
Cost of units redeemed		(309,206)	(33,922)
Account charges		(316)	(337)
Increase (decrease)		(206,331)	26,214
Net increase (decrease)		(130,638)	32,703
Net assets, beginning		299,020	266,317
Net assets, ending		$168,382	$299,020

Units sold		58,067	41,278
Units redeemed		(178,112)	(23,249)
Net increase (decrease)		(120,045)	18,029
Units outstanding, beginning		206,346	188,317
Units outstanding, ending		86,301	206,346

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$771,583
Cost of units redeemed/account charges			(689,111)
Net investment income (loss)			22,378
Net realized gain (loss)			23,647
Realized gain distributions			13,128
Net change in unrealized appreciation (depreciation)			26,757
Net assets			$168,382

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	86	$168	1.25%	34.6%	12/31/2025	$2.00	0	$0	1.00%	35.0%	12/31/2025	$2.04	0	$0	0.75%	35.3%
12/31/2024	1.45	206	299	1.25%	2.5%	12/31/2024	1.48	0	0	1.00%	2.7%	12/31/2024	1.51	0	0	0.75%	3.0%
12/31/2023	1.41	188	266	1.25%	13.0%	12/31/2023	1.44	0	0	1.00%	13.3%	12/31/2023	1.47	0	0	0.75%	13.6%
12/31/2022	1.25	164	205	1.25%	-18.1%	12/31/2022	1.27	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.53	189	289	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.57	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	35.7%	12/31/2025	$2.14	0	$0	0.25%	36.0%	12/31/2025	$2.19	0	$0	0.00%	36.3%
12/31/2024	1.54	0	0	0.50%	3.2%	12/31/2024	1.57	0	0	0.25%	3.5%	12/31/2024	1.60	0	0	0.00%	3.8%
12/31/2023	1.49	0	0	0.50%	13.9%	12/31/2023	1.52	0	0	0.25%	14.1%	12/31/2023	1.54	0	0	0.00%	14.4%
12/31/2022	1.31	0	0	0.50%	-17.5%	12/31/2022	1.33	0	0	0.25%	-17.3%	12/31/2022	1.35	0	0	0.00%	-17.1%
12/31/2021	1.59	0	0	0.50%	13.7%	12/31/2021	1.61	0	0	0.25%	14.0%	12/31/2021	1.63	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.4%
2023	3.1%
2022	2.3%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Investment Grade Portfolio Institutional Class - 06-CWT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,568,198	$1,584,210	156,372
Receivables: investments sold	22,108
Payables: investments purchased	-
Net assets	$1,590,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,590,306	1,448,629	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$1,590,306	1,448,629

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$56,180
Mortality & expense charges			(18,012)
Net investment income (loss)			38,168

Gain (loss) on investments:
Net realized gain (loss)			(6,746)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,978
Net gain (loss)			44,232

Increase (decrease) in net assets from operations			$82,400

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,168	$34,187
Net realized gain (loss)		(6,746)	(11,800)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		50,978	(10,616)

Increase (decrease) in net assets from operations		82,400	11,771

Contract owner transactions:
Proceeds from units sold		334,798	1,327,617
Cost of units redeemed		(245,851)	(730,831)
Account charges		(797)	(1,662)
Increase (decrease)		88,150	595,124
Net increase (decrease)		170,550	606,895
Net assets, beginning		1,419,756	812,861
Net assets, ending		$1,590,306	$1,419,756

Units sold		312,196	1,296,253
Units redeemed		(232,919)	(715,131)
Net increase (decrease)		79,277	581,122
Units outstanding, beginning		1,369,352	788,230
Units outstanding, ending		1,448,629	1,369,352

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,473,938
Cost of units redeemed/account charges			(3,110,247)
Net investment income (loss)			141,024
Net realized gain (loss)			97,587
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			(16,012)
Net assets			$1,590,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	1,449	$1,590	1.25%	5.9%	12/31/2025	$1.12	0	$0	1.00%	6.1%	12/31/2025	$1.15	0	$0	0.75%	6.4%
12/31/2024	1.04	1,369	1,420	1.25%	0.5%	12/31/2024	1.06	0	0	1.00%	0.8%	12/31/2024	1.08	0	0	0.75%	1.0%
12/31/2023	1.03	788	813	1.25%	5.5%	12/31/2023	1.05	0	0	1.00%	5.8%	12/31/2023	1.07	0	0	0.75%	6.0%
12/31/2022	0.98	647	632	1.25%	-14.0%	12/31/2022	0.99	0	0	1.00%	-13.8%	12/31/2022	1.01	0	0	0.75%	-13.6%
12/31/2021	1.14	403	458	1.25%	-3.3%	12/31/2021	1.15	0	0	1.00%	-3.1%	12/31/2021	1.17	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.7%	12/31/2025	$1.20	0	$0	0.25%	6.9%	12/31/2025	$1.23	0	$0	0.00%	7.2%
12/31/2024	1.10	0	0	0.50%	1.3%	12/31/2024	1.12	0	0	0.25%	1.6%	12/31/2024	1.15	0	0	0.00%	1.8%
12/31/2023	1.09	0	0	0.50%	6.3%	12/31/2023	1.11	0	0	0.25%	6.6%	12/31/2023	1.13	0	0	0.00%	6.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.05	0	0	0.00%	-12.9%
12/31/2021	1.18	0	0	0.50%	-2.6%	12/31/2021	1.20	0	0	0.25%	-2.4%	12/31/2021	1.21	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	4.4%
2023	3.3%
2022	2.7%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Real Estate Securities Portfolio Institutional Class - 06-CWV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,808,894	$4,787,645	123,876
Receivables: investments sold	109,004
Payables: investments purchased	-
Net assets	$4,917,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,883,151	3,421,102	$1.43
Band 100	-	-	1.46
Band 75	34,747	23,265	1.49
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$4,917,898	3,444,367

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$145,578
Mortality & expense charges			(76,058)
Net investment income (loss)			69,520

Gain (loss) on investments:
Net realized gain (loss)			76,804
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(146,896)
Net gain (loss)			(70,092)

Increase (decrease) in net assets from operations			$(572)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69,520	$114,366
Net realized gain (loss)		76,804	29,564
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(146,896)	191,668

Increase (decrease) in net assets from operations		(572)	335,598

Contract owner transactions:
Proceeds from units sold		1,199,435	1,969,408
Cost of units redeemed		(3,084,351)	(1,303,738)
Account charges		(6,398)	(9,658)
Increase (decrease)		(1,891,314)	656,012
Net increase (decrease)		(1,891,886)	991,610
Net assets, beginning		6,809,784	5,818,174
Net assets, ending		$4,917,898	$6,809,784

Units sold		868,448	1,472,340
Units redeemed		(2,206,107)	(947,047)
Net increase (decrease)		(1,337,659)	525,293
Units outstanding, beginning		4,782,026	4,256,733
Units outstanding, ending		3,444,367	4,782,026

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,512,169
Cost of units redeemed/account charges			(10,759,591)
Net investment income (loss)			517,277
Net realized gain (loss)			366,999
Realized gain distributions			259,795
Net change in unrealized appreciation (depreciation)			21,249
Net assets			$4,917,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	3,421	$4,883	1.25%	0.3%	12/31/2025	$1.46	0	$0	1.00%	0.5%	12/31/2025	$1.49	23	$35	0.75%	0.8%
12/31/2024	1.42	4,762	6,780	1.25%	4.2%	12/31/2024	1.45	0	0	1.00%	4.5%	12/31/2024	1.48	20	30	0.75%	4.7%
12/31/2023	1.37	4,214	5,757	1.25%	9.8%	12/31/2023	1.39	0	0	1.00%	10.1%	12/31/2023	1.42	43	61	0.75%	10.4%
12/31/2022	1.24	3,794	4,721	1.25%	-25.9%	12/31/2022	1.26	0	0	1.00%	-25.7%	12/31/2022	1.28	48	61	0.75%	-25.5%
12/31/2021	1.68	3,429	5,757	1.25%	40.1%	12/31/2021	1.70	0	0	1.00%	40.4%	12/31/2021	1.72	36	62	0.75%	40.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	1.0%	12/31/2025	$1.56	0	$0	0.25%	1.3%	12/31/2025	$1.60	0	$0	0.00%	1.5%
12/31/2024	1.51	0	0	0.50%	5.0%	12/31/2024	1.54	0	0	0.25%	5.3%	12/31/2024	1.57	0	0	0.00%	5.5%
12/31/2023	1.44	0	0	0.50%	10.6%	12/31/2023	1.47	0	0	0.25%	10.9%	12/31/2023	1.49	0	0	0.00%	11.2%
12/31/2022	1.30	0	0	0.50%	-25.3%	12/31/2022	1.32	0	0	0.25%	-25.1%	12/31/2022	1.34	0	0	0.00%	-25.0%
12/31/2021	1.74	0	0	0.50%	41.1%	12/31/2021	1.77	0	0	0.25%	41.5%	12/31/2021	1.79	0	0	0.00%	41.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.1%
2023	3.3%
2022	2.2%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,462,463	$2,916,290	81,424
Receivables: investments sold	20,894
Payables: investments purchased	-
Net assets	$3,483,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,483,357	1,062,430	$3.28
Band 100	-	-	3.35
Band 75	-	-	3.43
Band 50	-	-	3.51
Band 25	-	-	3.59
Band 0	-	-	3.67
Total	$3,483,357	1,062,430

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,809
Mortality & expense charges			(34,652)
Net investment income (loss)			(7,843)

Gain (loss) on investments:
Net realized gain (loss)			51,615
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			223,650
Net gain (loss)			275,265

Increase (decrease) in net assets from operations			$267,422

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,843)	$(1,323)
Net realized gain (loss)		51,615	57,317
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		223,650	159,058

Increase (decrease) in net assets from operations		267,422	215,052

Contract owner transactions:
Proceeds from units sold		2,084,786	510,034
Cost of units redeemed		(351,590)	(208,328)
Account charges		(5,462)	(2,574)
Increase (decrease)		1,727,734	299,132
Net increase (decrease)		1,995,156	514,184
Net assets, beginning		1,488,201	974,017
Net assets, ending		$3,483,357	$1,488,201

Units sold		675,298	175,431
Units redeemed		(117,720)	(74,617)
Net increase (decrease)		557,578	100,814
Units outstanding, beginning		504,852	404,038
Units outstanding, ending		1,062,430	504,852

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,868,461
Cost of units redeemed/account charges			(5,456,981)
Net investment income (loss)			20,954
Net realized gain (loss)			1,199,669
Realized gain distributions			305,081
Net change in unrealized appreciation (depreciation)			546,173
Net assets			$3,483,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	1,062	$3,483	1.25%	11.2%	12/31/2025	$3.35	0	$0	1.00%	11.5%	12/31/2025	$3.43	0	$0	0.75%	11.8%
12/31/2024	2.95	505	1,488	1.25%	22.3%	12/31/2024	3.01	0	0	1.00%	22.6%	12/31/2024	3.07	0	0	0.75%	22.9%
12/31/2023	2.41	404	974	1.25%	23.4%	12/31/2023	2.45	0	0	1.00%	23.7%	12/31/2023	2.50	0	0	0.75%	24.0%
12/31/2022	1.95	538	1,052	1.25%	-16.6%	12/31/2022	1.98	0	0	1.00%	-16.4%	12/31/2022	2.01	0	0	0.75%	-16.2%
12/31/2021	2.34	1,159	2,715	1.25%	25.2%	12/31/2021	2.37	0	0	1.00%	25.6%	12/31/2021	2.40	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	0.50%	12.1%	12/31/2025	$3.59	0	$0	0.25%	12.3%	12/31/2025	$3.67	0	$0	0.00%	12.6%
12/31/2024	3.13	0	0	0.50%	23.2%	12/31/2024	3.20	0	0	0.25%	23.5%	12/31/2024	3.26	0	0	0.00%	23.8%
12/31/2023	2.54	0	0	0.50%	24.3%	12/31/2023	2.59	0	0	0.25%	24.6%	12/31/2023	2.63	0	0	0.00%	24.9%
12/31/2022	2.04	0	0	0.50%	-16.0%	12/31/2022	2.08	0	0	0.25%	-15.8%	12/31/2022	2.11	0	0	0.00%	-15.6%
12/31/2021	2.43	0	0	0.50%	26.2%	12/31/2021	2.46	0	0	0.25%	26.5%	12/31/2021	2.50	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.0%
2023	1.4%
2022	0.8%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Company Portfolio - 06-CWX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$915,071	$647,265	20,140
Receivables: investments sold	-
Payables: investments purchased	(711)
Net assets	$914,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$914,360	290,152	$3.15
Band 100	-	-	3.22
Band 75	-	-	3.30
Band 50	-	-	3.37
Band 25	-	-	3.45
Band 0	-	-	3.53
Total	$914,360	290,152

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,490
Mortality & expense charges			(17,894)
Net investment income (loss)			(3,404)

Gain (loss) on investments:
Net realized gain (loss)			438,550
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(267,104)
Net gain (loss)			171,446

Increase (decrease) in net assets from operations			$168,042

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,404)	$1,231
Net realized gain (loss)		438,550	270,261
Realized gain distributions		-	799
Net change in unrealized appreciation (depreciation)		(267,104)	205,935

Increase (decrease) in net assets from operations		168,042	478,226

Contract owner transactions:
Proceeds from units sold		279,629	162,754
Cost of units redeemed		(1,501,754)	(1,197,485)
Account charges		(861)	(1,674)
Increase (decrease)		(1,222,986)	(1,036,405)
Net increase (decrease)		(1,054,944)	(558,179)
Net assets, beginning		1,969,304	2,527,483
Net assets, ending		$914,360	$1,969,304

Units sold		103,372	71,324
Units redeemed		(540,002)	(495,147)
Net increase (decrease)		(436,630)	(423,823)
Units outstanding, beginning		726,782	1,150,605
Units outstanding, ending		290,152	726,782

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,147,084
Cost of units redeemed/account charges			(8,342,988)
Net investment income (loss)			47,380
Net realized gain (loss)			1,397,660
Realized gain distributions			397,418
Net change in unrealized appreciation (depreciation)			267,806
Net assets			$914,360

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.15	290	$914	1.25%	16.3%	12/31/2025	$3.22	0	$0	1.00%	16.6%	12/31/2025	$3.30	0	$0	0.75%	16.9%
12/31/2024	2.71	727	1,969	1.25%	23.4%	12/31/2024	2.76	0	0	1.00%	23.7%	12/31/2024	2.82	0	0	0.75%	24.0%
12/31/2023	2.20	1,151	2,527	1.25%	24.7%	12/31/2023	2.24	0	0	1.00%	25.0%	12/31/2023	2.28	0	0	0.75%	25.3%
12/31/2022	1.76	1,157	2,038	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	1,422	3,102	1.25%	27.0%	12/31/2021	2.21	0	0	1.00%	27.3%	12/31/2021	2.24	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.37	0	$0	0.50%	17.2%	12/31/2025	$3.45	0	$0	0.25%	17.5%	12/31/2025	$3.53	0	$0	0.00%	17.8%
12/31/2024	2.88	0	0	0.50%	24.3%	12/31/2024	2.94	0	0	0.25%	24.6%	12/31/2024	3.00	0	0	0.00%	24.9%
12/31/2023	2.32	0	0	0.50%	25.6%	12/31/2023	2.36	0	0	0.25%	25.9%	12/31/2023	2.40	0	0	0.00%	26.3%
12/31/2022	1.84	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	0	0	0.00%	-18.2%
12/31/2021	2.26	0	0	0.50%	28.0%	12/31/2021	2.29	0	0	0.25%	28.3%	12/31/2021	2.32	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.3%
2023	1.5%
2022	1.3%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,768,798	$3,652,030	124,706
Receivables: investments sold	8,558
Payables: investments purchased	-
Net assets	$3,777,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,777,356	1,861,751	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$3,777,356	1,861,751

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,988
Mortality & expense charges			(25,191)
Net investment income (loss)			(12,203)

Gain (loss) on investments:
Net realized gain (loss)			17,240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			64,992
Net gain (loss)			82,232

Increase (decrease) in net assets from operations			$70,029

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,203)	$(2,219)
Net realized gain (loss)		17,240	10,821
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		64,992	51,776

Increase (decrease) in net assets from operations		70,029	60,378

Contract owner transactions:
Proceeds from units sold		3,688,461	1,388,080
Cost of units redeemed		(955,102)	(472,789)
Account charges		(1,413)	(288)
Increase (decrease)		2,731,946	915,003
Net increase (decrease)		2,801,975	975,381
Net assets, beginning		975,381	-
Net assets, ending		$3,777,356	$975,381

Units sold		1,841,878	756,948
Units redeemed		(483,128)	(253,947)
Net increase (decrease)		1,358,750	503,001
Units outstanding, beginning		503,001	-
Units outstanding, ending		1,861,751	503,001

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,505,917
Cost of units redeemed/account charges			(1,869,002)
Net investment income (loss)			(14,830)
Net realized gain (loss)			24,725
Realized gain distributions			13,778
Net change in unrealized appreciation (depreciation)			116,768
Net assets			$3,777,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	1,862	$3,777	1.25%	4.6%	12/31/2025	$2.08	0	$0	1.00%	4.9%	12/31/2025	$2.12	0	$0	0.75%	5.2%
12/31/2024	1.94	503	975	1.25%	12.4%	12/31/2024	1.98	0	0	1.00%	12.7%	12/31/2024	2.02	0	0	0.75%	13.0%
12/31/2023	1.72	0	0	1.25%	19.7%	12/31/2023	1.76	0	0	1.00%	20.0%	12/31/2023	1.79	0	0	0.75%	20.3%
12/31/2022	1.44	0	0	1.25%	-18.8%	12/31/2022	1.46	0	0	1.00%	-18.6%	12/31/2022	1.48	0	0	0.75%	-18.4%
12/31/2021	1.77	0	0	1.25%	24.4%	12/31/2021	1.80	0	0	1.00%	24.7%	12/31/2021	1.82	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	5.4%	12/31/2025	$2.22	0	$0	0.25%	5.7%	12/31/2025	$2.27	0	$0	0.00%	5.9%
12/31/2024	2.06	0	0	0.50%	13.3%	12/31/2024	2.10	0	0	0.25%	13.6%	12/31/2024	2.14	0	0	0.00%	13.9%
12/31/2023	1.82	0	0	0.50%	20.6%	12/31/2023	1.85	0	0	0.25%	20.9%	12/31/2023	1.88	0	0	0.00%	21.2%
12/31/2022	1.51	0	0	0.50%	-18.2%	12/31/2022	1.53	0	0	0.25%	-18.0%	12/31/2022	1.55	0	0	0.00%	-17.8%
12/31/2021	1.84	0	0	0.50%	25.3%	12/31/2021	1.87	0	0	0.25%	25.6%	12/31/2021	1.89	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,793,784	$12,550,030	425,942
Receivables: investments sold	-
Payables: investments purchased	(42,427)
Net assets	$15,751,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,751,357	8,231,261	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$15,751,357	8,231,261

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$289,832
Mortality & expense charges			(200,479)
Net investment income (loss)			89,353

Gain (loss) on investments:
Net realized gain (loss)			755,349
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			366,917
Net gain (loss)			1,122,266

Increase (decrease) in net assets from operations			$1,211,619

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,353	$39,461
Net realized gain (loss)		755,349	830,838
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		366,917	400,033

Increase (decrease) in net assets from operations		1,211,619	1,270,332

Contract owner transactions:
Proceeds from units sold		3,096,053	4,522,433
Cost of units redeemed		(5,629,836)	(6,849,377)
Account charges		(14,055)	(16,829)
Increase (decrease)		(2,547,838)	(2,343,773)
Net increase (decrease)		(1,336,219)	(1,073,441)
Net assets, beginning		17,087,576	18,161,017
Net assets, ending		$15,751,357	$17,087,576

Units sold		1,789,809	2,777,149
Units redeemed		(3,219,112)	(4,098,016)
Net increase (decrease)		(1,429,303)	(1,320,867)
Units outstanding, beginning		9,660,564	10,981,431
Units outstanding, ending		8,231,261	9,660,564

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$41,823,633
Cost of units redeemed/account charges			(34,202,765)
Net investment income (loss)			331,637
Net realized gain (loss)			2,774,728
Realized gain distributions			1,780,370
Net change in unrealized appreciation (depreciation)			3,243,754
Net assets			$15,751,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	8,231	$15,751	1.25%	8.2%	12/31/2025	$1.96	0	$0	1.00%	8.5%	12/31/2025	$2.00	0	$0	0.75%	8.7%
12/31/2024	1.77	9,661	17,088	1.25%	8.0%	12/31/2024	1.80	0	0	1.00%	8.2%	12/31/2024	1.84	0	0	0.75%	8.5%
12/31/2023	1.64	9,852	16,140	1.25%	17.8%	12/31/2023	1.67	0	0	1.00%	18.1%	12/31/2023	1.70	0	0	0.75%	18.4%
12/31/2022	1.39	6,270	8,717	1.25%	-5.8%	12/31/2022	1.41	0	0	1.00%	-5.6%	12/31/2022	1.43	0	0	0.75%	-5.3%
12/31/2021	1.48	6,890	10,170	1.25%	37.1%	12/31/2021	1.49	0	0	1.00%	37.4%	12/31/2021	1.51	0	0	0.75%	37.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	9.0%	12/31/2025	$2.10	0	$0	0.25%	9.3%	12/31/2025	$2.14	0	$0	0.00%	9.5%
12/31/2024	1.88	0	0	0.50%	8.8%	12/31/2024	1.92	0	0	0.25%	9.1%	12/31/2024	1.96	0	0	0.00%	9.3%
12/31/2023	1.73	0	0	0.50%	18.7%	12/31/2023	1.76	0	0	0.25%	19.0%	12/31/2023	1.79	1,129	2,021	0.00%	19.3%
12/31/2022	1.45	0	0	0.50%	-5.1%	12/31/2022	1.48	0	0	0.25%	-4.9%	12/31/2022	1.50	1,151	1,726	0.00%	-4.6%
12/31/2021	1.53	0	0	0.50%	38.1%	12/31/2021	1.55	0	0	0.25%	38.5%	12/31/2021	1.57	1,145	1,801	0.00%	38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.4%
2023	1.7%
2022	1.2%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,924	$255,096	28,727
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$243,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,900	246,616	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$243,900	246,616

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,794
Mortality & expense charges			(6,266)
Net investment income (loss)			3,528

Gain (loss) on investments:
Net realized gain (loss)			(37,735)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,149
Net gain (loss)			7,414

Increase (decrease) in net assets from operations			$10,942

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,528	$10,222
Net realized gain (loss)		(37,735)	(60,715)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,149	48,548

Increase (decrease) in net assets from operations		10,942	(1,945)

Contract owner transactions:
Proceeds from units sold		108,358	276,251
Cost of units redeemed		(547,479)	(592,233)
Account charges		(861)	(1,713)
Increase (decrease)		(439,982)	(317,695)
Net increase (decrease)		(429,040)	(319,640)
Net assets, beginning		672,940	992,580
Net assets, ending		$243,900	$672,940

Units sold		110,129	304,047
Units redeemed		(556,660)	(636,612)
Net increase (decrease)		(446,531)	(332,565)
Units outstanding, beginning		693,147	1,025,712
Units outstanding, ending		246,616	693,147

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,744,742
Cost of units redeemed/account charges			(5,335,374)
Net investment income (loss)			114,824
Net realized gain (loss)			(330,003)
Realized gain distributions			60,883
Net change in unrealized appreciation (depreciation)			(11,172)
Net assets			$243,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	247	$244	1.25%	1.9%	12/31/2025	$1.01	0	$0	1.00%	2.1%	12/31/2025	$1.03	0	$0	0.75%	2.4%
12/31/2024	0.97	693	673	1.25%	0.3%	12/31/2024	0.99	0	0	1.00%	0.6%	12/31/2024	1.01	0	0	0.75%	0.8%
12/31/2023	0.97	1,026	993	1.25%	8.6%	12/31/2023	0.98	0	0	1.00%	8.9%	12/31/2023	1.00	0	0	0.75%	9.2%
12/31/2022	0.89	1,545	1,377	1.25%	-19.9%	12/31/2022	0.90	0	0	1.00%	-19.7%	12/31/2022	0.92	0	0	0.75%	-19.5%
12/31/2021	1.11	1,893	2,107	1.25%	-5.8%	12/31/2021	1.13	0	0	1.00%	-5.6%	12/31/2021	1.14	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	2.6%	12/31/2025	$1.08	0	$0	0.25%	2.9%	12/31/2025	$1.11	0	$0	0.00%	3.1%
12/31/2024	1.03	0	0	0.50%	1.1%	12/31/2024	1.05	0	0	0.25%	1.3%	12/31/2024	1.07	0	0	0.00%	1.6%
12/31/2023	1.02	0	0	0.50%	9.4%	12/31/2023	1.04	0	0	0.25%	9.7%	12/31/2023	1.06	0	0	0.00%	10.0%
12/31/2022	0.93	0	0	0.50%	-19.3%	12/31/2022	0.95	0	0	0.25%	-19.1%	12/31/2022	0.96	0	0	0.00%	-18.9%
12/31/2021	1.16	0	0	0.50%	-5.1%	12/31/2021	1.17	0	0	0.25%	-4.9%	12/31/2021	1.19	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	3.6%
2022	0.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,243	$73,970	15,756
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$73,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,266	51,726	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$73,266	51,726

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,955
Mortality & expense charges			(2,750)
Net investment income (loss)			19,205

Gain (loss) on investments:
Net realized gain (loss)			4,105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,446
Net gain (loss)			9,551

Increase (decrease) in net assets from operations			$28,756

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,205	$4,320
Net realized gain (loss)		4,105	(1,946)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,446	845

Increase (decrease) in net assets from operations		28,756	3,219

Contract owner transactions:
Proceeds from units sold		46,403	324,766
Cost of units redeemed		(251,086)	(182,887)
Account charges		(29)	(17)
Increase (decrease)		(204,712)	141,862
Net increase (decrease)		(175,956)	145,081
Net assets, beginning		249,222	104,141
Net assets, ending		$73,266	$249,222

Units sold		34,857	258,864
Units redeemed		(183,265)	(146,194)
Net increase (decrease)		(148,408)	112,670
Units outstanding, beginning		200,134	87,464
Units outstanding, ending		51,726	200,134

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,435,876
Cost of units redeemed/account charges			(2,558,543)
Net investment income (loss)			210,316
Net realized gain (loss)			(13,656)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(727)
Net assets			$73,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	52	$73	1.25%	13.7%	12/31/2025	$1.45	0	$0	1.00%	14.0%	12/31/2025	$1.47	0	$0	0.75%	14.3%
12/31/2024	1.25	200	249	1.25%	4.6%	12/31/2024	1.27	0	0	1.00%	4.8%	12/31/2024	1.29	0	0	0.75%	5.1%
12/31/2023	1.19	87	104	1.25%	-10.3%	12/31/2023	1.21	0	0	1.00%	-10.0%	12/31/2023	1.23	0	0	0.75%	-9.8%
12/31/2022	1.33	359	476	1.25%	10.0%	12/31/2022	1.34	0	0	1.00%	10.3%	12/31/2022	1.36	0	0	0.75%	10.6%
12/31/2021	1.21	481	580	1.25%	26.9%	12/31/2021	1.22	0	0	1.00%	27.2%	12/31/2021	1.23	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	14.6%	12/31/2025	$1.54	0	$0	0.25%	14.9%	12/31/2025	$1.57	0	$0	0.00%	15.2%
12/31/2024	1.31	0	0	0.50%	5.4%	12/31/2024	1.34	0	0	0.25%	5.6%	12/31/2024	1.36	0	0	0.00%	5.9%
12/31/2023	1.25	0	0	0.50%	-9.6%	12/31/2023	1.26	0	0	0.25%	-9.4%	12/31/2023	1.28	0	0	0.00%	-9.1%
12/31/2022	1.38	0	0	0.50%	10.9%	12/31/2022	1.40	0	0	0.25%	11.1%	12/31/2022	1.41	0	0	0.00%	11.4%
12/31/2021	1.24	0	0	0.50%	27.8%	12/31/2021	1.26	0	0	0.25%	28.1%	12/31/2021	1.27	0	0	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	13.6%
2024	3.9%
2023	1.6%
2022	6.4%
2021	31.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,225,945	$1,223,299	108,799
Receivables: investments sold	-
Payables: investments purchased	(17,187)
Net assets	$1,208,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,208,758	1,059,983	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$1,208,758	1,059,983

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$42,579
Mortality & expense charges			(14,329)
Net investment income (loss)			28,250

Gain (loss) on investments:
Net realized gain (loss)			(4,452)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,241
Net gain (loss)			33,789

Increase (decrease) in net assets from operations			$62,039

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,250	$15,558
Net realized gain (loss)		(4,452)	(12,226)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,241	2,515

Increase (decrease) in net assets from operations		62,039	5,847

Contract owner transactions:
Proceeds from units sold		784,762	740,270
Cost of units redeemed		(714,289)	(261,764)
Account charges		(796)	(544)
Increase (decrease)		69,677	477,962
Net increase (decrease)		131,716	483,809
Net assets, beginning		1,077,042	593,233
Net assets, ending		$1,208,758	$1,077,042

Units sold		713,910	687,171
Units redeemed		(652,289)	(242,758)
Net increase (decrease)		61,621	444,413
Units outstanding, beginning		998,362	553,949
Units outstanding, ending		1,059,983	998,362

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,353,757
Cost of units redeemed/account charges			(3,166,960)
Net investment income (loss)			149,360
Net realized gain (loss)			(132,321)
Realized gain distributions			2,276
Net change in unrealized appreciation (depreciation)			2,646
Net assets			$1,208,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	1,060	$1,209	1.25%	5.7%	12/31/2025	$1.16	0	$0	1.00%	6.0%	12/31/2025	$1.19	0	$0	0.75%	6.2%
12/31/2024	1.08	998	1,077	1.25%	0.7%	12/31/2024	1.10	0	0	1.00%	1.0%	12/31/2024	1.12	0	0	0.75%	1.2%
12/31/2023	1.07	554	593	1.25%	2.6%	12/31/2023	1.09	0	0	1.00%	2.9%	12/31/2023	1.10	0	0	0.75%	3.2%
12/31/2022	1.04	920	960	1.25%	-13.3%	12/31/2022	1.06	0	0	1.00%	-13.1%	12/31/2022	1.07	0	0	0.75%	-12.9%
12/31/2021	1.20	976	1,175	1.25%	4.2%	12/31/2021	1.22	0	0	1.00%	4.5%	12/31/2021	1.23	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	6.5%	12/31/2025	$1.24	0	$0	0.25%	6.8%	12/31/2025	$1.26	0	$0	0.00%	7.0%
12/31/2024	1.14	0	0	0.50%	1.5%	12/31/2024	1.16	0	0	0.25%	1.8%	12/31/2024	1.18	0	0	0.00%	2.0%
12/31/2023	1.12	0	0	0.50%	3.4%	12/31/2023	1.14	0	0	0.25%	3.7%	12/31/2023	1.15	0	0	0.00%	3.9%
12/31/2022	1.08	0	0	0.50%	-12.7%	12/31/2022	1.10	0	0	0.25%	-12.4%	12/31/2022	1.11	0	0	0.00%	-12.2%
12/31/2021	1.24	0	0	0.50%	5.0%	12/31/2021	1.25	0	0	0.25%	5.3%	12/31/2021	1.27	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.1%
2023	3.1%
2022	6.8%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,923,080	$1,544,368	37,136
Receivables: investments sold	18,423
Payables: investments purchased	-
Net assets	$1,941,503

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$601,796	331,149	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	1,339,707	663,312	2.02
Total	$1,941,503	994,461

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,030
Mortality & expense charges			(7,831)
Net investment income (loss)			14,199

Gain (loss) on investments:
Net realized gain (loss)			129,573
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,971)
Net gain (loss)			114,602

Increase (decrease) in net assets from operations			$128,801

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,199	$12,737
Net realized gain (loss)		129,573	20,653
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,971)	177,598

Increase (decrease) in net assets from operations		128,801	210,988

Contract owner transactions:
Proceeds from units sold		351,921	308,369
Cost of units redeemed		(742,586)	(119,161)
Account charges		(899)	(1,029)
Increase (decrease)		(391,564)	188,179
Net increase (decrease)		(262,763)	399,167
Net assets, beginning		2,204,266	1,805,099
Net assets, ending		$1,941,503	$2,204,266

Units sold		199,654	183,397
Units redeemed		(429,204)	(68,834)
Net increase (decrease)		(229,550)	114,563
Units outstanding, beginning		1,224,011	1,109,448
Units outstanding, ending		994,461	1,224,011

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,783,683
Cost of units redeemed/account charges			(5,801,639)
Net investment income (loss)			25,993
Net realized gain (loss)			389,061
Realized gain distributions			165,693
Net change in unrealized appreciation (depreciation)			378,712
Net assets			$1,941,503

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	331	$602	1.25%	6.7%	12/31/2025	$1.86	0	$0	1.00%	7.0%	12/31/2025	$1.90	0	$0	0.75%	7.3%
12/31/2024	1.70	501	853	1.25%	10.1%	12/31/2024	1.73	0	0	1.00%	10.4%	12/31/2024	1.77	0	0	0.75%	10.7%
12/31/2023	1.55	421	651	1.25%	16.2%	12/31/2023	1.57	0	0	1.00%	16.5%	12/31/2023	1.60	0	0	0.75%	16.8%
12/31/2022	1.33	1,602	2,132	1.25%	-14.6%	12/31/2022	1.35	0	0	1.00%	-14.4%	12/31/2022	1.37	0	0	0.75%	-14.2%
12/31/2021	1.56	685	1,068	1.25%	29.0%	12/31/2021	1.58	0	0	1.00%	29.3%	12/31/2021	1.59	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	7.5%	12/31/2025	$1.98	0	$0	0.25%	7.8%	12/31/2025	$2.02	663	$1,340	0.00%	8.1%
12/31/2024	1.80	0	0	0.50%	10.9%	12/31/2024	1.83	0	0	0.25%	11.2%	12/31/2024	1.87	723	1,351	0.00%	11.5%
12/31/2023	1.62	0	0	0.50%	17.1%	12/31/2023	1.65	0	0	0.25%	17.4%	12/31/2023	1.68	688	1,154	0.00%	17.6%
12/31/2022	1.39	0	0	0.50%	-14.0%	12/31/2022	1.41	0	0	0.25%	-13.7%	12/31/2022	1.42	0	0	0.00%	-13.5%
12/31/2021	1.61	0	0	0.50%	30.0%	12/31/2021	1.63	0	0	0.25%	30.3%	12/31/2021	1.65	0	0	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.1%
2023	1.3%
2022	0.8%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Em Mkts Core Equity 2 Class - 06-3F9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$764,300	$679,258	26,221
Receivables: investments sold	-
Payables: investments purchased	(1,778)
Net assets	$762,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$762,522	490,523	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$762,522	490,523

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,783
Mortality & expense charges			(9,004)
Net investment income (loss)			13,779

Gain (loss) on investments:
Net realized gain (loss)			98,483
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			78,146
Net gain (loss)			176,629

Increase (decrease) in net assets from operations			$190,408

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,779	$8,415
Net realized gain (loss)		98,483	1,449
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		78,146	4,960

Increase (decrease) in net assets from operations		190,408	14,824

Contract owner transactions:
Proceeds from units sold		836,485	373,825
Cost of units redeemed		(673,650)	(75,715)
Account charges		(657)	(426)
Increase (decrease)		162,178	297,684
Net increase (decrease)		352,586	312,508
Net assets, beginning		409,936	97,428
Net assets, ending		$762,522	$409,936

Units sold		626,305	314,335
Units redeemed		(471,152)	(63,436)
Net increase (decrease)		155,153	250,899
Units outstanding, beginning		335,370	84,471
Units outstanding, ending		490,523	335,370

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,010,284
Cost of units redeemed/account charges			(1,570,888)
Net investment income (loss)			33,829
Net realized gain (loss)			204,255
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			85,042
Net assets			$762,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	491	$763	1.25%	27.2%	12/31/2025	$1.58	0	$0	1.00%	27.5%	12/31/2025	$1.61	0	$0	0.75%	27.8%
12/31/2024	1.22	335	410	1.25%	6.0%	12/31/2024	1.24	0	0	1.00%	6.2%	12/31/2024	1.26	0	0	0.75%	6.5%
12/31/2023	1.15	84	97	1.25%	14.0%	12/31/2023	1.17	0	0	1.00%	14.3%	12/31/2023	1.19	0	0	0.75%	14.6%
12/31/2022	1.01	0	0	1.25%	-17.4%	12/31/2022	1.02	0	0	1.00%	-17.2%	12/31/2022	1.03	0	0	0.75%	-17.0%
12/31/2021	1.23	0	0	1.25%	4.5%	12/31/2021	1.24	0	0	1.00%	4.8%	12/31/2021	1.25	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	28.1%	12/31/2025	$1.68	0	$0	0.25%	28.5%	12/31/2025	$1.71	0	$0	0.00%	28.8%
12/31/2024	1.28	0	0	0.50%	6.8%	12/31/2024	1.30	0	0	0.25%	7.0%	12/31/2024	1.33	0	0	0.00%	7.3%
12/31/2023	1.20	0	0	0.50%	14.9%	12/31/2023	1.22	0	0	0.25%	15.2%	12/31/2023	1.24	0	0	0.00%	15.5%
12/31/2022	1.05	0	0	0.50%	-16.8%	12/31/2022	1.06	0	0	0.25%	-16.6%	12/31/2022	1.07	0	0	0.00%	-16.4%
12/31/2021	1.26	0	0	0.50%	5.3%	12/31/2021	1.27	0	0	0.25%	5.6%	12/31/2021	1.28	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.8%
2023	5.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,658	$159,389	17,628
Receivables: investments sold	7,954
Payables: investments purchased	-
Net assets	$206,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206,612	145,244	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$206,612	145,244

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,081
Mortality & expense charges			(2,137)
Net investment income (loss)			2,944

Gain (loss) on investments:
Net realized gain (loss)			1,848
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,171
Net gain (loss)			37,019

Increase (decrease) in net assets from operations			$39,963

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,944	$1,878
Net realized gain (loss)		1,848	778
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,171	1,332

Increase (decrease) in net assets from operations		39,963	3,988

Contract owner transactions:
Proceeds from units sold		43,353	72,033
Cost of units redeemed		(17,893)	(12,526)
Account charges		(475)	(311)
Increase (decrease)		24,985	59,196
Net increase (decrease)		64,948	63,184
Net assets, beginning		141,664	78,480
Net assets, ending		$206,612	$141,664

Units sold		34,109	63,750
Units redeemed		(14,627)	(11,371)
Net increase (decrease)		19,482	52,379
Units outstanding, beginning		125,762	73,383
Units outstanding, ending		145,244	125,762

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$206,562
Cost of units redeemed/account charges			(47,792)
Net investment income (loss)			5,617
Net realized gain (loss)			2,726
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			39,269
Net assets			$206,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	145	$207	1.25%	26.3%	12/31/2025	$1.45	0	$0	1.00%	26.6%	12/31/2025	$1.48	0	$0	0.75%	26.9%
12/31/2024	1.13	126	142	1.25%	5.3%	12/31/2024	1.14	0	0	1.00%	5.6%	12/31/2024	1.16	0	0	0.75%	5.9%
12/31/2023	1.07	73	78	1.25%	12.8%	12/31/2023	1.08	0	0	1.00%	13.1%	12/31/2023	1.10	0	0	0.75%	13.4%
12/31/2022	0.95	13	12	1.25%	-19.1%	12/31/2022	0.96	0	0	1.00%	-18.9%	12/31/2022	0.97	0	0	0.75%	-18.7%
12/31/2021	1.17	12	14	1.25%	-0.5%	12/31/2021	1.18	0	0	1.00%	-0.2%	12/31/2021	1.19	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	27.2%	12/31/2025	$1.53	0	$0	0.25%	27.6%	12/31/2025	$1.56	0	$0	0.00%	27.9%
12/31/2024	1.18	0	0	0.50%	6.1%	12/31/2024	1.20	0	0	0.25%	6.4%	12/31/2024	1.22	0	0	0.00%	6.7%
12/31/2023	1.11	0	0	0.50%	13.7%	12/31/2023	1.13	0	0	0.25%	13.9%	12/31/2023	1.15	0	0	0.00%	14.2%
12/31/2022	0.98	0	0	0.50%	-18.5%	12/31/2022	0.99	0	0	0.25%	-18.3%	12/31/2022	1.00	0	0	0.00%	-18.1%
12/31/2021	1.20	0	0	0.50%	0.3%	12/31/2021	1.21	0	0	0.25%	0.5%	12/31/2021	1.22	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.9%
2023	1.6%
2022	2.3%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,864	$68,288	8,455
Receivables: investments sold	17,028
Payables: investments purchased	-
Net assets	$84,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,892	80,997	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$84,892	80,997

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,104
Mortality & expense charges			(554)
Net investment income (loss)			1,550

Gain (loss) on investments:
Net realized gain (loss)			77
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(284)
Net gain (loss)			(207)

Increase (decrease) in net assets from operations			$1,343

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,550	$1,233
Net realized gain (loss)		77	(5,756)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(284)	6,089

Increase (decrease) in net assets from operations		1,343	1,566

Contract owner transactions:
Proceeds from units sold		51,366	12,090
Cost of units redeemed		(7,197)	(127,282)
Account charges		(98)	(73)
Increase (decrease)		44,071	(115,265)
Net increase (decrease)		45,414	(113,699)
Net assets, beginning		39,478	153,177
Net assets, ending		$84,892	$39,478

Units sold		49,263	12,341
Units redeemed		(7,076)	(130,218)
Net increase (decrease)		42,187	(117,877)
Units outstanding, beginning		38,810	156,687
Units outstanding, ending		80,997	38,810

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$255,350
Cost of units redeemed/account charges			(169,002)
Net investment income (loss)			6,645
Net realized gain (loss)			(7,677)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(424)
Net assets			$84,892

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	81	$85	1.25%	3.0%	12/31/2025	$1.07	0	$0	1.00%	3.3%	12/31/2025	$1.09	0	$0	0.75%	3.6%
12/31/2024	1.02	39	39	1.25%	4.1%	12/31/2024	1.03	0	0	1.00%	4.3%	12/31/2024	1.05	0	0	0.75%	4.6%
12/31/2023	0.98	157	153	1.25%	3.7%	12/31/2023	0.99	0	0	1.00%	4.0%	12/31/2023	1.01	0	0	0.75%	4.2%
12/31/2022	0.94	103	97	1.25%	-7.8%	12/31/2022	0.95	0	0	1.00%	-7.6%	12/31/2022	0.96	0	0	0.75%	-7.3%
12/31/2021	1.02	113	115	1.25%	-2.3%	12/31/2021	1.03	0	0	1.00%	-2.0%	12/31/2021	1.04	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	3.8%	12/31/2025	$1.13	0	$0	0.25%	4.1%	12/31/2025	$1.15	0	$0	0.00%	4.3%
12/31/2024	1.07	0	0	0.50%	4.8%	12/31/2024	1.09	0	0	0.25%	5.1%	12/31/2024	1.11	0	0	0.00%	5.4%
12/31/2023	1.02	0	0	0.50%	4.5%	12/31/2023	1.03	0	0	0.25%	4.7%	12/31/2023	1.05	0	0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-7.1%	12/31/2022	0.99	0	0	0.25%	-6.9%	12/31/2022	1.00	0	0	0.00%	-6.6%
12/31/2021	1.05	0	0	0.50%	-1.5%	12/31/2021	1.06	0	0	0.25%	-1.3%	12/31/2021	1.07	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	1.8%
2023	4.1%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Real Estate Securities Portfolio - 06-3CW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$866,508	$872,470	83,375
Receivables: investments sold	6,429
Payables: investments purchased	-
Net assets	$872,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$872,937	701,913	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$872,937	701,913

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,825
Mortality & expense charges			(11,460)
Net investment income (loss)			22,365

Gain (loss) on investments:
Net realized gain (loss)			47,158
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,367)
Net gain (loss)			39,791

Increase (decrease) in net assets from operations			$62,156

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,365	$15,925
Net realized gain (loss)		47,158	10,493
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,367)	(13,998)

Increase (decrease) in net assets from operations		62,156	12,420

Contract owner transactions:
Proceeds from units sold		849,361	507,908
Cost of units redeemed		(794,319)	(813,178)
Account charges		(1,635)	(1,415)
Increase (decrease)		53,407	(306,685)
Net increase (decrease)		115,563	(294,265)
Net assets, beginning		757,374	1,051,639
Net assets, ending		$872,937	$757,374

Units sold		699,931	447,336
Units redeemed		(646,898)	(705,366)
Net increase (decrease)		53,033	(258,030)
Units outstanding, beginning		648,880	906,910
Units outstanding, ending		701,913	648,880

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,143,556
Cost of units redeemed/account charges			(2,461,539)
Net investment income (loss)			113,584
Net realized gain (loss)			53,166
Realized gain distributions			30,132
Net change in unrealized appreciation (depreciation)			(5,962)
Net assets			$872,937

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	702	$873	1.25%	6.6%	12/31/2025	$1.27	0	$0	1.00%	6.8%	12/31/2025	$1.29	0	$0	0.75%	7.1%
12/31/2024	1.17	649	757	1.25%	0.7%	12/31/2024	1.19	0	0	1.00%	0.9%	12/31/2024	1.21	0	0	0.75%	1.2%
12/31/2023	1.16	907	1,052	1.25%	8.1%	12/31/2023	1.18	0	0	1.00%	8.3%	12/31/2023	1.19	0	0	0.75%	8.6%
12/31/2022	1.07	448	481	1.25%	-24.8%	12/31/2022	1.09	0	0	1.00%	-24.6%	12/31/2022	1.10	0	0	0.75%	-24.4%
12/31/2021	1.43	397	566	1.25%	29.3%	12/31/2021	1.44	0	0	1.00%	29.7%	12/31/2021	1.45	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	7.4%	12/31/2025	$1.34	0	$0	0.25%	7.6%	12/31/2025	$1.37	0	$0	0.00%	7.9%
12/31/2024	1.23	0	0	0.50%	1.4%	12/31/2024	1.25	0	0	0.25%	1.7%	12/31/2024	1.27	0	0	0.00%	1.9%
12/31/2023	1.21	0	0	0.50%	8.9%	12/31/2023	1.23	0	0	0.25%	9.1%	12/31/2023	1.24	0	0	0.00%	9.4%
12/31/2022	1.11	0	0	0.50%	-24.2%	12/31/2022	1.12	0	0	0.25%	-24.0%	12/31/2022	1.14	0	0	0.00%	-23.8%
12/31/2021	1.46	0	0	0.50%	30.3%	12/31/2021	1.48	0	0	0.25%	30.6%	12/31/2021	1.49	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	2.9%
2023	3.7%
2022	1.3%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Sustainability Core 1 Portfolio - 06-3C7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,813,834	$2,951,669	231,374
Receivables: investments sold	-
Payables: investments purchased	(95,643)
Net assets	$3,718,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,718,191	2,325,454	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$3,718,191	2,325,454

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$103,561
Mortality & expense charges			(37,312)
Net investment income (loss)			66,249

Gain (loss) on investments:
Net realized gain (loss)			112,076
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			615,166
Net gain (loss)			727,242

Increase (decrease) in net assets from operations			$793,491

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,249	$44,288
Net realized gain (loss)		112,076	30,523
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		615,166	11,693

Increase (decrease) in net assets from operations		793,491	86,504

Contract owner transactions:
Proceeds from units sold		1,003,332	271,959
Cost of units redeemed		(653,184)	(260,737)
Account charges		(2,061)	(2,441)
Increase (decrease)		348,087	8,781
Net increase (decrease)		1,141,578	95,285
Net assets, beginning		2,576,613	2,481,328
Net assets, ending		$3,718,191	$2,576,613

Units sold		665,757	219,332
Units redeemed		(456,202)	(216,198)
Net increase (decrease)		209,555	3,134
Units outstanding, beginning		2,115,899	2,112,765
Units outstanding, ending		2,325,454	2,115,899

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,075,426
Cost of units redeemed/account charges			(2,525,987)
Net investment income (loss)			161,495
Net realized gain (loss)			145,092
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			862,165
Net assets			$3,718,191

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	2,325	$3,718	1.25%	31.3%	12/31/2025	$1.63	0	$0	1.00%	31.6%	12/31/2025	$1.66	0	$0	0.75%	32.0%
12/31/2024	1.22	2,116	2,577	1.25%	3.7%	12/31/2024	1.24	0	0	1.00%	3.9%	12/31/2024	1.26	0	0	0.75%	4.2%
12/31/2023	1.17	2,113	2,481	1.25%	16.9%	12/31/2023	1.19	0	0	1.00%	17.2%	12/31/2023	1.21	0	0	0.75%	17.5%
12/31/2022	1.00	1,813	1,821	1.25%	-18.7%	12/31/2022	1.02	0	0	1.00%	-18.5%	12/31/2022	1.03	0	0	0.75%	-18.3%
12/31/2021	1.24	263	325	1.25%	10.7%	12/31/2021	1.25	0	0	1.00%	11.0%	12/31/2021	1.26	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	32.3%	12/31/2025	$1.73	0	$0	0.25%	32.6%	12/31/2025	$1.76	0	$0	0.00%	33.0%
12/31/2024	1.28	0	0	0.50%	4.5%	12/31/2024	1.30	0	0	0.25%	4.7%	12/31/2024	1.32	0	0	0.00%	5.0%
12/31/2023	1.22	0	0	0.50%	17.8%	12/31/2023	1.24	0	0	0.25%	18.1%	12/31/2023	1.26	0	0	0.00%	18.3%
12/31/2022	1.04	0	0	0.50%	-18.1%	12/31/2022	1.05	0	0	0.25%	-17.9%	12/31/2022	1.06	0	0	0.00%	-17.7%
12/31/2021	1.27	0	0	0.50%	11.5%	12/31/2021	1.28	0	0	0.25%	11.8%	12/31/2021	1.29	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.0%
2023	2.7%
2022	2.1%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$904,418	$707,189	16,776
Receivables: investments sold	40,291
Payables: investments purchased	-
Net assets	$944,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$944,709	538,144	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$944,709	538,144

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,625
Mortality & expense charges			(10,418)
Net investment income (loss)			5,207

Gain (loss) on investments:
Net realized gain (loss)			18,134
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95,875
Net gain (loss)			114,009

Increase (decrease) in net assets from operations			$119,216

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,207	$5,281
Net realized gain (loss)		18,134	31,769
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		95,875	64,433

Increase (decrease) in net assets from operations		119,216	101,483

Contract owner transactions:
Proceeds from units sold		125,425	36,426
Cost of units redeemed		(84,339)	(194,954)
Account charges		(2,953)	(2,974)
Increase (decrease)		38,133	(161,502)
Net increase (decrease)		157,349	(60,019)
Net assets, beginning		787,360	847,379
Net assets, ending		$944,709	$787,360

Units sold		75,648	24,508
Units redeemed		(52,920)	(126,692)
Net increase (decrease)		22,728	(102,184)
Units outstanding, beginning		515,416	617,600
Units outstanding, ending		538,144	515,416

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,107,750
Cost of units redeemed/account charges			(1,556,051)
Net investment income (loss)			22,839
Net realized gain (loss)			138,960
Realized gain distributions			33,982
Net change in unrealized appreciation (depreciation)			197,229
Net assets			$944,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	538	$945	1.25%	14.9%	12/31/2025	$1.79	0	$0	1.00%	15.2%	12/31/2025	$1.82	0	$0	0.75%	15.5%
12/31/2024	1.53	515	787	1.25%	11.3%	12/31/2024	1.55	0	0	1.00%	11.6%	12/31/2024	1.58	0	0	0.75%	11.9%
12/31/2023	1.37	618	847	1.25%	10.1%	12/31/2023	1.39	0	0	1.00%	10.4%	12/31/2023	1.41	0	0	0.75%	10.6%
12/31/2022	1.25	299	372	1.25%	-6.9%	12/31/2022	1.26	0	0	1.00%	-6.7%	12/31/2022	1.28	0	0	0.75%	-6.5%
12/31/2021	1.34	280	375	1.25%	26.5%	12/31/2021	1.35	0	0	1.00%	26.8%	12/31/2021	1.36	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	15.8%	12/31/2025	$1.89	0	$0	0.25%	16.1%	12/31/2025	$1.93	0	$0	0.00%	16.4%
12/31/2024	1.61	0	0	0.50%	12.2%	12/31/2024	1.63	0	0	0.25%	12.5%	12/31/2024	1.66	0	0	0.00%	12.7%
12/31/2023	1.43	0	0	0.50%	10.9%	12/31/2023	1.45	0	0	0.25%	11.2%	12/31/2023	1.47	0	0	0.00%	11.5%
12/31/2022	1.29	0	0	0.50%	-6.2%	12/31/2022	1.31	0	0	0.25%	-6.0%	12/31/2022	1.32	0	0	0.00%	-5.8%
12/31/2021	1.38	0	0	0.50%	27.4%	12/31/2021	1.39	0	0	0.25%	27.8%	12/31/2021	1.40	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.0%
2023	1.5%
2022	1.9%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Sustainability Core 1 Portfolio - 06-3C6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$995,909	$708,723	19,504
Receivables: investments sold	25,752
Payables: investments purchased	-
Net assets	$1,021,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,021,661	413,125	$2.47
Band 100	-	-	2.52
Band 75	-	-	2.57
Band 50	-	-	2.62
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$1,021,661	413,125

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,388
Mortality & expense charges			(10,785)
Net investment income (loss)			(2,397)

Gain (loss) on investments:
Net realized gain (loss)			13,781
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,290
Net gain (loss)			128,071

Increase (decrease) in net assets from operations			$125,674

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,397)	$(1,142)
Net realized gain (loss)		13,781	9,051
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		114,290	103,225

Increase (decrease) in net assets from operations		125,674	111,134

Contract owner transactions:
Proceeds from units sold		188,414	252,997
Cost of units redeemed		(43,464)	(66,265)
Account charges		(2,385)	(1,650)
Increase (decrease)		142,565	185,082
Net increase (decrease)		268,239	296,216
Net assets, beginning		753,422	457,206
Net assets, ending		$1,021,661	$753,422

Units sold		84,690	124,907
Units redeemed		(20,362)	(33,590)
Net increase (decrease)		64,328	91,317
Units outstanding, beginning		348,797	257,480
Units outstanding, ending		413,125	348,797

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,022,636
Cost of units redeemed/account charges			(324,507)
Net investment income (loss)			(3,369)
Net realized gain (loss)			37,152
Realized gain distributions			2,563
Net change in unrealized appreciation (depreciation)			287,186
Net assets			$1,021,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	413	$1,022	1.25%	14.5%	12/31/2025	$2.52	0	$0	1.00%	14.8%	12/31/2025	$2.57	0	$0	0.75%	15.1%
12/31/2024	2.16	349	753	1.25%	21.6%	12/31/2024	2.20	0	0	1.00%	22.0%	12/31/2024	2.23	0	0	0.75%	22.3%
12/31/2023	1.78	257	457	1.25%	24.1%	12/31/2023	1.80	0	0	1.00%	24.4%	12/31/2023	1.83	0	0	0.75%	24.8%
12/31/2022	1.43	123	175	1.25%	-18.9%	12/31/2022	1.45	0	0	1.00%	-18.7%	12/31/2022	1.46	0	0	0.75%	-18.4%
12/31/2021	1.76	109	192	1.25%	25.8%	12/31/2021	1.78	0	0	1.00%	26.1%	12/31/2021	1.80	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	0	$0	0.50%	15.3%	12/31/2025	$2.67	0	$0	0.25%	15.6%	12/31/2025	$2.72	0	$0	0.00%	15.9%
12/31/2024	2.27	0	0	0.50%	22.6%	12/31/2024	2.31	0	0	0.25%	22.9%	12/31/2024	2.35	0	0	0.00%	23.2%
12/31/2023	1.85	0	0	0.50%	25.1%	12/31/2023	1.88	0	0	0.25%	25.4%	12/31/2023	1.90	0	0	0.00%	25.7%
12/31/2022	1.48	0	0	0.50%	-18.2%	12/31/2022	1.50	0	0	0.25%	-18.0%	12/31/2022	1.52	0	0	0.00%	-17.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.84	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.1%
2023	0.9%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2015 Target Date Retirement Inc Fund Inst Cl - 06-3PM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	1.25%	9.0%	12/31/2025	$1.42	0	$0	1.00%	9.2%	12/31/2025	$1.45	0	$0	0.75%	9.5%
12/31/2024	1.28	0	0	1.25%	4.2%	12/31/2024	1.30	0	0	1.00%	4.4%	12/31/2024	1.32	0	0	0.75%	4.7%
12/31/2023	1.23	0	0	1.25%	6.8%	12/31/2023	1.25	0	0	1.00%	7.1%	12/31/2023	1.26	0	0	0.75%	7.3%
12/31/2022	1.15	0	0	1.25%	-15.8%	12/31/2022	1.17	0	0	1.00%	-15.6%	12/31/2022	1.18	0	0	0.75%	-15.4%
12/31/2021	1.37	0	0	1.25%	8.3%	12/31/2021	1.38	0	0	1.00%	8.6%	12/31/2021	1.39	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	9.8%	12/31/2025	$1.50	0	$0	0.25%	10.0%	12/31/2025	$1.53	0	$0	0.00%	10.3%
12/31/2024	1.34	0	0	0.50%	4.9%	12/31/2024	1.36	0	0	0.25%	5.2%	12/31/2024	1.38	0	0	0.00%	5.5%
12/31/2023	1.28	0	0	0.50%	7.6%	12/31/2023	1.30	0	0	0.25%	7.9%	12/31/2023	1.31	0	0	0.00%	8.1%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.21	0	0	0.00%	-14.7%
12/31/2021	1.40	0	0	0.50%	9.1%	12/31/2021	1.41	0	0	0.25%	9.4%	12/31/2021	1.42	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2020 Target Date Retirement Inc Fund Inst Cl - 06-3PN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	1.25%	8.6%	12/31/2025	$1.40	0	$0	1.00%	8.9%	12/31/2025	$1.42	0	$0	0.75%	9.2%
12/31/2024	1.26	0	0	1.25%	3.2%	12/31/2024	1.28	0	0	1.00%	3.5%	12/31/2024	1.30	0	0	0.75%	3.7%
12/31/2023	1.22	0	0	1.25%	6.3%	12/31/2023	1.24	0	0	1.00%	6.6%	12/31/2023	1.26	0	0	0.75%	6.8%
12/31/2022	1.15	0	0	1.25%	-18.6%	12/31/2022	1.16	0	0	1.00%	-18.4%	12/31/2022	1.18	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	9.0%	12/31/2021	1.44	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	9.4%	12/31/2025	$1.47	0	$0	0.25%	9.7%	12/31/2025	$1.50	0	$0	0.00%	10.0%
12/31/2024	1.32	0	0	0.50%	4.0%	12/31/2024	1.34	0	0	0.25%	4.3%	12/31/2024	1.36	0	0	0.00%	4.5%
12/31/2023	1.27	0	0	0.50%	7.1%	12/31/2023	1.29	0	0	0.25%	7.4%	12/31/2023	1.30	0	0	0.00%	7.6%
12/31/2022	1.19	0	0	0.50%	-18.0%	12/31/2022	1.20	0	0	0.25%	-17.8%	12/31/2022	1.21	0	0	0.00%	-17.6%
12/31/2021	1.45	0	0	0.50%	9.5%	12/31/2021	1.46	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2025 Target Date Retirement Inc Fund Inst Cl - 06-3PP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	1.25%	8.1%	12/31/2025	$1.40	0	$0	1.00%	8.4%	12/31/2025	$1.42	0	$0	0.75%	8.6%
12/31/2024	1.27	0	0	1.25%	2.6%	12/31/2024	1.29	0	0	1.00%	2.8%	12/31/2024	1.31	0	0	0.75%	3.1%
12/31/2023	1.24	0	0	1.25%	6.7%	12/31/2023	1.26	0	0	1.00%	7.0%	12/31/2023	1.27	0	0	0.75%	7.2%
12/31/2022	1.16	0	0	1.25%	-21.9%	12/31/2022	1.17	0	0	1.00%	-21.7%	12/31/2022	1.19	0	0	0.75%	-21.5%
12/31/2021	1.49	0	0	1.25%	10.6%	12/31/2021	1.50	0	0	1.00%	10.9%	12/31/2021	1.51	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	8.9%	12/31/2025	$1.48	0	$0	0.25%	9.2%	12/31/2025	$1.50	0	$0	0.00%	9.5%
12/31/2024	1.33	0	0	0.50%	3.3%	12/31/2024	1.35	0	0	0.25%	3.6%	12/31/2024	1.37	0	0	0.00%	3.9%
12/31/2023	1.29	0	0	0.50%	7.5%	12/31/2023	1.30	0	0	0.25%	7.8%	12/31/2023	1.32	0	0	0.00%	8.0%
12/31/2022	1.20	0	0	0.50%	-21.3%	12/31/2022	1.21	0	0	0.25%	-21.1%	12/31/2022	1.22	0	0	0.00%	-20.9%
12/31/2021	1.52	0	0	0.50%	11.5%	12/31/2021	1.53	0	0	0.25%	11.7%	12/31/2021	1.55	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2030 Target Date Retirement Inc Fund Inst Cl - 06-3PR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	9.0%	12/31/2025	$1.48	0	$0	1.00%	9.3%	12/31/2025	$1.51	0	$0	0.75%	9.5%
12/31/2024	1.34	0	0	1.25%	3.8%	12/31/2024	1.36	0	0	1.00%	4.1%	12/31/2024	1.38	0	0	0.75%	4.3%
12/31/2023	1.29	0	0	1.25%	8.6%	12/31/2023	1.30	0	0	1.00%	8.9%	12/31/2023	1.32	0	0	0.75%	9.2%
12/31/2022	1.18	0	0	1.25%	-23.3%	12/31/2022	1.20	0	0	1.00%	-23.1%	12/31/2022	1.21	0	0	0.75%	-22.9%
12/31/2021	1.54	0	0	1.25%	12.6%	12/31/2021	1.55	0	0	1.00%	12.8%	12/31/2021	1.57	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	9.8%	12/31/2025	$1.56	0	$0	0.25%	10.1%	12/31/2025	$1.59	0	$0	0.00%	10.4%
12/31/2024	1.40	0	0	0.50%	4.6%	12/31/2024	1.42	0	0	0.25%	4.9%	12/31/2024	1.44	0	0	0.00%	5.1%
12/31/2023	1.34	0	0	0.50%	9.5%	12/31/2023	1.35	0	0	0.25%	9.7%	12/31/2023	1.37	0	0	0.00%	10.0%
12/31/2022	1.22	0	0	0.50%	-22.7%	12/31/2022	1.23	0	0	0.25%	-22.5%	12/31/2022	1.25	0	0	0.00%	-22.3%
12/31/2021	1.58	0	0	0.50%	13.4%	12/31/2021	1.59	0	0	0.25%	13.7%	12/31/2021	1.60	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2035 Target Date Retirement Inc Fund Inst Cl - 06-3PT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	1.25%	10.7%	12/31/2025	$1.60	0	$0	1.00%	11.0%	12/31/2025	$1.63	0	$0	0.75%	11.3%
12/31/2024	1.42	0	0	1.25%	6.0%	12/31/2024	1.44	0	0	1.00%	6.2%	12/31/2024	1.46	0	0	0.75%	6.5%
12/31/2023	1.34	0	0	1.25%	11.5%	12/31/2023	1.36	0	0	1.00%	11.8%	12/31/2023	1.37	0	0	0.75%	12.1%
12/31/2022	1.20	0	0	1.25%	-21.9%	12/31/2022	1.21	0	0	1.00%	-21.7%	12/31/2022	1.22	0	0	0.75%	-21.5%
12/31/2021	1.54	0	0	1.25%	14.4%	12/31/2021	1.55	0	0	1.00%	14.7%	12/31/2021	1.56	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	11.5%	12/31/2025	$1.68	0	$0	0.25%	11.8%	12/31/2025	$1.71	0	$0	0.00%	12.1%
12/31/2024	1.48	0	0	0.50%	6.8%	12/31/2024	1.51	0	0	0.25%	7.0%	12/31/2024	1.53	0	0	0.00%	7.3%
12/31/2023	1.39	0	0	0.50%	12.3%	12/31/2023	1.41	0	0	0.25%	12.6%	12/31/2023	1.43	0	0	0.00%	12.9%
12/31/2022	1.24	0	0	0.50%	-21.3%	12/31/2022	1.25	0	0	0.25%	-21.1%	12/31/2022	1.26	0	0	0.00%	-20.9%
12/31/2021	1.57	0	0	0.50%	15.2%	12/31/2021	1.58	0	0	0.25%	15.5%	12/31/2021	1.60	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2040 Target Date Retirement Inc Fund Inst Cl - 06-3PV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	1.25%	13.1%	12/31/2025	$1.79	0	$0	1.00%	13.3%	12/31/2025	$1.83	0	$0	0.75%	13.6%
12/31/2024	1.56	0	0	1.25%	9.7%	12/31/2024	1.58	0	0	1.00%	10.0%	12/31/2024	1.61	0	0	0.75%	10.3%
12/31/2023	1.42	0	0	1.25%	14.6%	12/31/2023	1.44	0	0	1.00%	14.9%	12/31/2023	1.46	0	0	0.75%	15.2%
12/31/2022	1.24	0	0	1.25%	-17.2%	12/31/2022	1.25	0	0	1.00%	-17.0%	12/31/2022	1.26	0	0	0.75%	-16.8%
12/31/2021	1.50	0	0	1.25%	15.6%	12/31/2021	1.51	0	0	1.00%	15.9%	12/31/2021	1.52	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	13.9%	12/31/2025	$1.89	0	$0	0.25%	14.2%	12/31/2025	$1.92	0	$0	0.00%	14.5%
12/31/2024	1.63	0	0	0.50%	10.6%	12/31/2024	1.66	0	0	0.25%	10.8%	12/31/2024	1.68	0	0	0.00%	11.1%
12/31/2023	1.48	0	0	0.50%	15.4%	12/31/2023	1.49	0	0	0.25%	15.7%	12/31/2023	1.51	0	0	0.00%	16.0%
12/31/2022	1.28	0	0	0.50%	-16.6%	12/31/2022	1.29	0	0	0.25%	-16.4%	12/31/2022	1.30	0	0	0.00%	-16.2%
12/31/2021	1.53	0	0	0.50%	16.4%	12/31/2021	1.54	0	0	0.25%	16.7%	12/31/2021	1.56	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2045 Target Date Retirement Inc Fund Inst Cl - 06-3PW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.21
Band 0	-	-	2.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	1.25%	15.7%	12/31/2025	$2.10	0	$0	1.00%	16.0%	12/31/2025	$2.14	0	$0	0.75%	16.3%
12/31/2024	1.78	0	0	1.25%	14.0%	12/31/2024	1.81	0	0	1.00%	14.3%	12/31/2024	1.84	0	0	0.75%	14.6%
12/31/2023	1.56	0	0	1.25%	17.7%	12/31/2023	1.58	0	0	1.00%	18.0%	12/31/2023	1.60	0	0	0.75%	18.3%
12/31/2022	1.33	0	0	1.25%	-15.2%	12/31/2022	1.34	0	0	1.00%	-15.0%	12/31/2022	1.36	0	0	0.75%	-14.8%
12/31/2021	1.57	0	0	1.25%	17.9%	12/31/2021	1.58	0	0	1.00%	18.1%	12/31/2021	1.59	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	16.6%	12/31/2025	$2.21	0	$0	0.25%	16.9%	12/31/2025	$2.25	0	$0	0.00%	17.2%
12/31/2024	1.87	0	0	0.50%	14.9%	12/31/2024	1.89	0	0	0.25%	15.1%	12/31/2024	1.92	0	0	0.00%	15.4%
12/31/2023	1.62	0	0	0.50%	18.6%	12/31/2023	1.64	0	0	0.25%	18.9%	12/31/2023	1.67	0	0	0.00%	19.2%
12/31/2022	1.37	0	0	0.50%	-14.6%	12/31/2022	1.38	0	0	0.25%	-14.3%	12/31/2022	1.40	0	0	0.00%	-14.1%
12/31/2021	1.60	0	0	0.50%	18.7%	12/31/2021	1.61	0	0	0.25%	19.0%	12/31/2021	1.63	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2050 Target Date Retirement Inc Fund Inst Cl - 06-3PX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.19
Band 100	-	-	2.23
Band 75	-	-	2.27
Band 50	-	-	2.31
Band 25	-	-	2.35
Band 0	-	-	2.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	1.25%	18.2%	12/31/2025	$2.23	0	$0	1.00%	18.5%	12/31/2025	$2.27	0	$0	0.75%	18.8%
12/31/2024	1.85	0	0	1.25%	15.6%	12/31/2024	1.88	0	0	1.00%	15.9%	12/31/2024	1.91	0	0	0.75%	16.2%
12/31/2023	1.60	0	0	1.25%	19.8%	12/31/2023	1.62	0	0	1.00%	20.1%	12/31/2023	1.64	0	0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	0	$0	0.50%	19.0%	12/31/2025	$2.35	0	$0	0.25%	19.3%	12/31/2025	$2.39	0	$0	0.00%	19.6%
12/31/2024	1.94	0	0	0.50%	16.5%	12/31/2024	1.97	0	0	0.25%	16.8%	12/31/2024	2.00	0	0	0.00%	17.0%
12/31/2023	1.67	0	0	0.50%	20.7%	12/31/2023	1.69	0	0	0.25%	21.0%	12/31/2023	1.71	0	0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.41	0	0	0.00%	-15.2%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2055 Target Date Retirement Inc Fund Inst Cl - 06-3PY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.37
Band 0	-	-	2.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	1.25%	18.7%	12/31/2025	$2.24	0	$0	1.00%	19.0%	12/31/2025	$2.28	0	$0	0.75%	19.3%
12/31/2024	1.86	0	0	1.25%	15.7%	12/31/2024	1.88	0	0	1.00%	16.0%	12/31/2024	1.91	0	0	0.75%	16.3%
12/31/2023	1.60	0	0	1.25%	19.7%	12/31/2023	1.62	0	0	1.00%	20.0%	12/31/2023	1.65	0	0	0.75%	20.3%
12/31/2022	1.34	0	0	1.25%	-16.4%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.5%	12/31/2021	1.61	0	0	1.00%	19.8%	12/31/2021	1.63	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	19.6%	12/31/2025	$2.37	0	$0	0.25%	19.9%	12/31/2025	$2.41	0	$0	0.00%	20.2%
12/31/2024	1.94	0	0	0.50%	16.6%	12/31/2024	1.97	0	0	0.25%	16.9%	12/31/2024	2.00	0	0	0.00%	17.2%
12/31/2023	1.67	0	0	0.50%	20.6%	12/31/2023	1.69	0	0	0.25%	20.9%	12/31/2023	1.71	0	0	0.00%	21.2%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.40	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.4%	12/31/2021	1.65	0	0	0.25%	20.7%	12/31/2021	1.66	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2060 Target Date Retirement Inc Fund Inst Cl - 06-3R3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.37
Band 0	-	-	2.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	1.25%	18.8%	12/31/2025	$2.24	0	$0	1.00%	19.1%	12/31/2025	$2.28	0	$0	0.75%	19.4%
12/31/2024	1.86	0	0	1.25%	15.6%	12/31/2024	1.88	0	0	1.00%	15.9%	12/31/2024	1.91	0	0	0.75%	16.2%
12/31/2023	1.60	0	0	1.25%	19.8%	12/31/2023	1.63	0	0	1.00%	20.1%	12/31/2023	1.65	0	0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	19.7%	12/31/2025	$2.37	0	$0	0.25%	20.0%	12/31/2025	$2.41	0	$0	0.00%	20.3%
12/31/2024	1.94	0	0	0.50%	16.5%	12/31/2024	1.97	0	0	0.25%	16.8%	12/31/2024	2.00	0	0	0.00%	17.1%
12/31/2023	1.67	0	0	0.50%	20.7%	12/31/2023	1.69	0	0	0.25%	21.0%	12/31/2023	1.71	0	0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	1.25%	7.5%	12/31/2025	$1.35	0	$0	1.00%	7.7%	12/31/2025	$1.37	0	$0	0.75%	8.0%
12/31/2024	1.23	0	0	1.25%	4.9%	12/31/2024	1.25	0	0	1.00%	5.1%	12/31/2024	1.27	0	0	0.75%	5.4%
12/31/2023	1.17	0	0	1.25%	6.4%	12/31/2023	1.19	0	0	1.00%	6.7%	12/31/2023	1.20	0	0	0.75%	6.9%
12/31/2022	1.10	0	0	1.25%	-10.5%	12/31/2022	1.11	0	0	1.00%	-10.2%	12/31/2022	1.12	0	0	0.75%	-10.0%
12/31/2021	1.23	0	0	1.25%	5.5%	12/31/2021	1.24	0	0	1.00%	5.8%	12/31/2021	1.25	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	8.3%	12/31/2025	$1.42	0	$0	0.25%	8.5%	12/31/2025	$1.44	0	$0	0.00%	8.8%
12/31/2024	1.29	0	0	0.50%	5.7%	12/31/2024	1.31	0	0	0.25%	5.9%	12/31/2024	1.33	0	0	0.00%	6.2%
12/31/2023	1.22	0	0	0.50%	7.2%	12/31/2023	1.23	0	0	0.25%	7.5%	12/31/2023	1.25	0	0	0.00%	7.8%
12/31/2022	1.14	0	0	0.50%	-9.8%	12/31/2022	1.15	0	0	0.25%	-9.6%	12/31/2022	1.16	0	0	0.00%	-9.3%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.28	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,290	$19,179	708
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$22,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,285	12,311	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$22,285	12,311

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$286
Mortality & expense charges			(325)
Net investment income (loss)			(39)

Gain (loss) on investments:
Net realized gain (loss)			516
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			604
Net gain (loss)			1,120

Increase (decrease) in net assets from operations			$1,081

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39)	$(35)
Net realized gain (loss)		516	951
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		604	2,344

Increase (decrease) in net assets from operations		1,081	3,260

Contract owner transactions:
Proceeds from units sold		3,583	29,884
Cost of units redeemed		(12,736)	(4,757)
Account charges		(80)	(33)
Increase (decrease)		(9,233)	25,094
Net increase (decrease)		(8,152)	28,354
Net assets, beginning		30,437	2,083
Net assets, ending		$22,285	$30,437

Units sold		2,158	19,496
Units redeemed		(8,056)	(2,658)
Net increase (decrease)		(5,898)	16,838
Units outstanding, beginning		18,209	1,371
Units outstanding, ending		12,311	18,209

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,363
Cost of units redeemed/account charges			(17,610)
Net investment income (loss)			(72)
Net realized gain (loss)			1,467
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			3,111
Net assets			$22,285

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	12	$22	1.25%	8.3%	12/31/2025	$1.84	0	$0	1.00%	8.6%	12/31/2025	$1.87	0	$0	0.75%	8.8%
12/31/2024	1.67	18	30	1.25%	10.0%	12/31/2024	1.69	0	0	1.00%	10.3%	12/31/2024	1.72	0	0	0.75%	10.6%
12/31/2023	1.52	1	2	1.25%	16.4%	12/31/2023	1.54	0	0	1.00%	16.7%	12/31/2023	1.55	0	0	0.75%	17.0%
12/31/2022	1.31	0	0	1.25%	-13.5%	12/31/2022	1.32	0	0	1.00%	-13.3%	12/31/2022	1.33	0	0	0.75%	-13.1%
12/31/2021	1.51	0	0	1.25%	31.8%	12/31/2021	1.52	0	0	1.00%	32.2%	12/31/2021	1.53	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	9.1%	12/31/2025	$1.93	0	$0	0.25%	9.4%	12/31/2025	$1.96	0	$0	0.00%	9.7%
12/31/2024	1.74	0	0	0.50%	10.9%	12/31/2024	1.77	0	0	0.25%	11.1%	12/31/2024	1.79	0	0	0.00%	11.4%
12/31/2023	1.57	0	0	0.50%	17.3%	12/31/2023	1.59	0	0	0.25%	17.6%	12/31/2023	1.61	0	0	0.00%	17.9%
12/31/2022	1.34	0	0	0.50%	-12.9%	12/31/2022	1.35	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.54	0	0	0.50%	32.8%	12/31/2021	1.55	0	0	0.25%	33.2%	12/31/2021	1.56	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	0.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm Gov Fixed Inc Institutional Class - 06-4FV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$787	$847	70
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$786	820	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$786	820

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$157
Mortality & expense charges			(62)
Net investment income (loss)			95

Gain (loss) on investments:
Net realized gain (loss)			(531)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			716
Net gain (loss)			185

Increase (decrease) in net assets from operations			$280

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95	$77
Net realized gain (loss)		(531)	(11)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		716	(104)

Increase (decrease) in net assets from operations		280	(38)

Contract owner transactions:
Proceeds from units sold		27	26
Cost of units redeemed		(4,551)	-
Account charges		(20)	(25)
Increase (decrease)		(4,544)	1
Net increase (decrease)		(4,264)	(37)
Net assets, beginning		5,050	5,087
Net assets, ending		$786	$5,050

Units sold		29	30
Units redeemed		(4,783)	(27)
Net increase (decrease)		(4,754)	3
Units outstanding, beginning		5,574	5,571
Units outstanding, ending		820	5,574

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,142
Cost of units redeemed/account charges			(22,811)
Net investment income (loss)			299
Net realized gain (loss)			(1,035)
Realized gain distributions			251
Net change in unrealized appreciation (depreciation)			(60)
Net assets			$786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	1	$1	1.25%	5.8%	12/31/2025	$0.97	0	$0	1.00%	6.1%	12/31/2025	$0.99	0	$0	0.75%	6.3%
12/31/2024	0.91	6	5	1.25%	-0.8%	12/31/2024	0.92	0	0	1.00%	-0.5%	12/31/2024	0.93	0	0	0.75%	-0.3%
12/31/2023	0.91	6	5	1.25%	3.3%	12/31/2023	0.92	0	0	1.00%	3.5%	12/31/2023	0.93	0	0	0.75%	3.8%
12/31/2022	0.88	5	5	1.25%	-14.2%	12/31/2022	0.89	0	0	1.00%	-14.0%	12/31/2022	0.90	0	0	0.75%	-13.8%
12/31/2021	1.03	4	4	1.25%	-4.4%	12/31/2021	1.04	0	0	1.00%	-4.1%	12/31/2021	1.04	0	0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	6.6%	12/31/2025	$1.02	0	$0	0.25%	6.9%	12/31/2025	$1.03	0	$0	0.00%	7.1%
12/31/2024	0.94	0	0	0.50%	0.0%	12/31/2024	0.95	0	0	0.25%	0.2%	12/31/2024	0.97	0	0	0.00%	0.5%
12/31/2023	0.94	0	0	0.50%	4.1%	12/31/2023	0.95	0	0	0.25%	4.3%	12/31/2023	0.96	0	0	0.00%	4.6%
12/31/2022	0.90	0	0	0.50%	-13.6%	12/31/2022	0.91	0	0	0.25%	-13.3%	12/31/2022	0.92	0	0	0.00%	-13.1%
12/31/2021	1.05	0	0	0.50%	-3.6%	12/31/2021	1.05	0	0	0.25%	-3.4%	12/31/2021	1.06	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	2.8%
2023	2.4%
2022	1.7%
2021	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	1.25%	6.7%	12/31/2025	$0.99	0	$0	1.00%	7.0%	12/31/2025	$1.00	0	$0	0.75%	7.2%
12/31/2024	0.91	0	0	1.25%	1.6%	12/31/2024	0.92	0	0	1.00%	1.9%	12/31/2024	0.93	0	0	0.75%	2.1%
12/31/2023	0.90	0	0	1.25%	8.2%	12/31/2023	0.90	0	0	1.00%	8.5%	12/31/2023	0.91	0	0	0.75%	8.8%
12/31/2022	0.83	0	0	1.25%	-17.3%	12/31/2022	0.83	0	0	1.00%	-17.1%	12/31/2022	0.84	0	0	0.75%	-16.9%
12/31/2021	1.00	0	0	1.25%	-3.3%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.01	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	7.5%	12/31/2025	$1.03	0	$0	0.25%	7.8%	12/31/2025	$1.04	0	$0	0.00%	8.0%
12/31/2024	0.94	0	0	0.50%	2.4%	12/31/2024	0.95	0	0	0.25%	2.6%	12/31/2024	0.96	0	0	0.00%	2.9%
12/31/2023	0.92	0	0	0.50%	9.1%	12/31/2023	0.93	0	0	0.25%	9.3%	12/31/2023	0.94	0	0	0.00%	9.6%
12/31/2022	0.84	0	0	0.50%	-16.7%	12/31/2022	0.85	0	0	0.25%	-16.5%	12/31/2022	0.85	0	0	0.00%	-16.3%
12/31/2021	1.01	0	0	0.50%	-2.5%	12/31/2021	1.02	0	0	0.25%	-2.3%	12/31/2021	1.02	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	3.6%	12/31/2025	$1.05	0	$0	1.00%	3.9%	12/31/2025	$1.07	0	$0	0.75%	4.1%
12/31/2024	1.00	0	0	1.25%	4.2%	12/31/2024	1.01	0	0	1.00%	4.4%	12/31/2024	1.02	0	0	0.75%	4.7%
12/31/2023	0.96	0	0	1.25%	4.1%	12/31/2023	0.97	0	0	1.00%	4.4%	12/31/2023	0.98	0	0	0.75%	4.6%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.99	0	0	1.25%	-1.8%	12/31/2021	0.99	0	0	1.00%	-1.6%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	4.4%	12/31/2025	$1.10	0	$0	0.25%	4.7%	12/31/2025	$1.11	0	$0	0.00%	4.9%
12/31/2024	1.04	0	0	0.50%	5.0%	12/31/2024	1.05	0	0	0.25%	5.2%	12/31/2024	1.06	0	0	0.00%	5.5%
12/31/2023	0.99	0	0	0.50%	4.9%	12/31/2023	1.00	0	0	0.25%	5.2%	12/31/2023	1.00	0	0	0.00%	5.4%
12/31/2022	0.94	0	0	0.50%	-5.7%	12/31/2022	0.95	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	1.00	0	0	0.50%	-1.1%	12/31/2021	1.00	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Core Equity 1I Inst Class - 06-4NF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,212	$339,751	9,123
Receivables: investments sold	-
Payables: investments purchased	(5,677)
Net assets	$452,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452,535	203,208	$2.23
Band 100	-	-	2.26
Band 75	-	-	2.29
Band 50	-	-	2.32
Band 25	-	-	2.35
Band 0	-	-	2.39
Total	$452,535	203,208

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,899
Mortality & expense charges			(5,327)
Net investment income (loss)			(428)

Gain (loss) on investments:
Net realized gain (loss)			19,898
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,844
Net gain (loss)			60,742

Increase (decrease) in net assets from operations			$60,314

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(428)	$(273)
Net realized gain (loss)		19,898	8,336
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		40,844	66,238

Increase (decrease) in net assets from operations		60,314	74,301

Contract owner transactions:
Proceeds from units sold		45,105	47,284
Cost of units redeemed		(70,018)	(72,489)
Account charges		(1,233)	(1,148)
Increase (decrease)		(26,146)	(26,353)
Net increase (decrease)		34,168	47,948
Net assets, beginning		418,367	370,419
Net assets, ending		$452,535	$418,367

Units sold		24,103	25,716
Units redeemed		(36,115)	(38,840)
Net increase (decrease)		(12,012)	(13,124)
Units outstanding, beginning		215,220	228,344
Units outstanding, ending		203,208	215,220

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$609,308
Cost of units redeemed/account charges			(301,235)
Net investment income (loss)			419
Net realized gain (loss)			18,882
Realized gain distributions			6,700
Net change in unrealized appreciation (depreciation)			118,461
Net assets			$452,535

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	203	$453	1.25%	14.6%	12/31/2025	$2.26	0	$0	1.00%	14.8%	12/31/2025	$2.29	0	$0	0.75%	15.1%
12/31/2024	1.94	215	418	1.25%	19.8%	12/31/2024	1.97	0	0	1.00%	20.1%	12/31/2024	1.99	0	0	0.75%	20.4%
12/31/2023	1.62	228	370	1.25%	21.4%	12/31/2023	1.64	0	0	1.00%	21.7%	12/31/2023	1.65	0	0	0.75%	22.0%
12/31/2022	1.34	94	126	1.25%	-16.1%	12/31/2022	1.34	0	0	1.00%	-15.9%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.59	91	144	1.25%	26.0%	12/31/2021	1.60	0	0	1.00%	26.3%	12/31/2021	1.60	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	15.4%	12/31/2025	$2.35	0	$0	0.25%	15.7%	12/31/2025	$2.39	0	$0	0.00%	16.0%
12/31/2024	2.01	0	0	0.50%	20.7%	12/31/2024	2.03	0	0	0.25%	21.0%	12/31/2024	2.06	0	0	0.00%	21.3%
12/31/2023	1.67	0	0	0.50%	22.3%	12/31/2023	1.68	0	0	0.25%	22.7%	12/31/2023	1.69	0	0	0.00%	23.0%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.37	0	0	0.25%	-15.2%	12/31/2022	1.38	0	0	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	26.9%	12/31/2021	1.62	0	0	0.25%	27.2%	12/31/2021	1.62	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.3%
2023	1.3%
2022	1.4%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Small Cap Value I Inst Class - 06-4NC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$395,104	$327,944	7,653
Receivables: investments sold	128
Payables: investments purchased	-
Net assets	$395,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$395,232	158,006	$2.50
Band 100	-	-	2.54
Band 75	-	-	2.57
Band 50	-	-	2.61
Band 25	-	-	2.64
Band 0	-	-	2.68
Total	$395,232	158,006

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,868
Mortality & expense charges			(5,478)
Net investment income (loss)			2,390

Gain (loss) on investments:
Net realized gain (loss)			25,217
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,891
Net gain (loss)			30,108

Increase (decrease) in net assets from operations			$32,498

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,390	$1,119
Net realized gain (loss)		25,217	10,182
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,891	18,551

Increase (decrease) in net assets from operations		32,498	29,852

Contract owner transactions:
Proceeds from units sold		55,288	106,216
Cost of units redeemed		(142,675)	(98,194)
Account charges		(676)	(739)
Increase (decrease)		(88,063)	7,283
Net increase (decrease)		(55,565)	37,135
Net assets, beginning		450,797	413,662
Net assets, ending		$395,232	$450,797

Units sold		23,787	46,955
Units redeemed		(58,683)	(45,582)
Net increase (decrease)		(34,896)	1,373
Units outstanding, beginning		192,902	191,529
Units outstanding, ending		158,006	192,902

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$764,738
Cost of units redeemed/account charges			(478,232)
Net investment income (loss)			5,311
Net realized gain (loss)			24,310
Realized gain distributions			11,945
Net change in unrealized appreciation (depreciation)			67,160
Net assets			$395,232

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.50	158	$395	1.25%	7.0%	12/31/2025	$2.54	0	$0	1.00%	7.3%	12/31/2025	$2.57	0	$0	0.75%	7.6%
12/31/2024	2.34	193	451	1.25%	8.2%	12/31/2024	2.36	0	0	1.00%	8.5%	12/31/2024	2.39	0	0	0.75%	8.7%
12/31/2023	2.16	192	414	1.25%	17.4%	12/31/2023	2.18	0	0	1.00%	17.7%	12/31/2023	2.20	0	0	0.75%	18.0%
12/31/2022	1.84	36	66	1.25%	-4.7%	12/31/2022	1.85	0	0	1.00%	-4.5%	12/31/2022	1.86	0	0	0.75%	-4.2%
12/31/2021	1.93	3	6	1.25%	38.1%	12/31/2021	1.94	0	0	1.00%	38.4%	12/31/2021	1.94	0	0	0.75%	38.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	7.8%	12/31/2025	$2.64	0	$0	0.25%	8.1%	12/31/2025	$2.68	0	$0	0.00%	8.4%
12/31/2024	2.42	0	0	0.50%	9.0%	12/31/2024	2.44	0	0	0.25%	9.3%	12/31/2024	2.47	0	0	0.00%	9.6%
12/31/2023	2.22	0	0	0.50%	18.3%	12/31/2023	2.24	0	0	0.25%	18.6%	12/31/2023	2.26	0	0	0.00%	18.9%
12/31/2022	1.87	0	0	0.50%	-4.0%	12/31/2022	1.89	0	0	0.25%	-3.8%	12/31/2022	1.90	0	0	0.00%	-3.5%
12/31/2021	1.95	0	0	0.50%	39.1%	12/31/2021	1.96	0	0	0.25%	39.5%	12/31/2021	1.97	0	0	0.00%	39.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.4%
2023	2.0%
2022	2.5%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Large Cap International Inst Class - 06-6HT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$630,177	$534,002	18,087
Receivables: investments sold	-
Payables: investments purchased	(3,613)
Net assets	$626,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$626,564	395,366	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$626,564	395,366

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,862
Mortality & expense charges			(5,994)
Net investment income (loss)			11,868

Gain (loss) on investments:
Net realized gain (loss)			7,824
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			105,060
Net gain (loss)			112,884

Increase (decrease) in net assets from operations			$124,752

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,868	$5,279
Net realized gain (loss)		7,824	4,454
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		105,060	(10,565)

Increase (decrease) in net assets from operations		124,752	(832)

Contract owner transactions:
Proceeds from units sold		321,803	570,572
Cost of units redeemed		(64,861)	(353,834)
Account charges		(101)	(42)
Increase (decrease)		256,841	216,696
Net increase (decrease)		381,593	215,864
Net assets, beginning		244,971	29,107
Net assets, ending		$626,564	$244,971

Units sold		236,095	465,349
Units redeemed		(45,152)	(286,006)
Net increase (decrease)		190,943	179,343
Units outstanding, beginning		204,423	25,080
Units outstanding, ending		395,366	204,423

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$942,570
Cost of units redeemed/account charges			(441,949)
Net investment income (loss)			17,501
Net realized gain (loss)			12,267
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,175
Net assets			$626,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	395	$627	1.25%	32.2%	12/31/2025	$1.60	0	$0	1.00%	32.6%	12/31/2025	$1.61	0	$0	0.75%	32.9%
12/31/2024	1.20	204	245	1.25%	3.3%	12/31/2024	1.21	0	0	1.00%	3.5%	12/31/2024	1.21	0	0	0.75%	3.8%
12/31/2023	1.16	25	29	1.25%	16.4%	12/31/2023	1.16	0	0	1.00%	16.7%	12/31/2023	1.17	0	0	0.75%	17.0%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	33.2%	12/31/2025	$1.64	0	$0	0.25%	33.6%	12/31/2025	$1.65	0	$0	0.00%	33.9%
12/31/2024	1.22	0	0	0.50%	4.0%	12/31/2024	1.23	0	0	0.25%	4.3%	12/31/2024	1.23	0	0	0.00%	4.6%
12/31/2023	1.17	0	0	0.50%	17.3%	12/31/2023	1.18	0	0	0.25%	17.6%	12/31/2023	1.18	0	0	0.00%	17.9%
12/31/2022	1.00	0	0	0.50%	0.0%	12/31/2022	1.00	0	0	0.25%	0.1%	12/31/2022	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	5.5%
2023	3.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Value Inst Class - 06-6MG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,771	$45,243	1,633
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$60,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,804	40,847	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$60,804	40,847

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,976
Mortality & expense charges			(995)
Net investment income (loss)			1,981

Gain (loss) on investments:
Net realized gain (loss)			8,713
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,751
Net gain (loss)			18,464

Increase (decrease) in net assets from operations			$20,445

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,981	$2,890
Net realized gain (loss)		8,713	92
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,751	919

Increase (decrease) in net assets from operations		20,445	3,901

Contract owner transactions:
Proceeds from units sold		2,885	3,057
Cost of units redeemed		(50,758)	-
Account charges		-	-
Increase (decrease)		(47,873)	3,057
Net increase (decrease)		(27,428)	6,958
Net assets, beginning		88,232	81,274
Net assets, ending		$60,804	$88,232

Units sold		2,262	2,596
Units redeemed		(37,217)	-
Net increase (decrease)		(34,955)	2,596
Units outstanding, beginning		75,802	73,206
Units outstanding, ending		40,847	75,802

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$79,657
Cost of units redeemed/account charges			(50,758)
Net investment income (loss)			7,559
Net realized gain (loss)			8,818
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,528
Net assets			$60,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	41	$61	1.25%	27.9%	12/31/2025	$1.50	0	$0	1.00%	28.2%	12/31/2025	$1.51	0	$0	0.75%	28.5%
12/31/2024	1.16	76	88	1.25%	4.8%	12/31/2024	1.17	0	0	1.00%	5.1%	12/31/2024	1.17	0	0	0.75%	5.4%
12/31/2023	1.11	73	81	1.25%	11.0%	12/31/2023	1.11	0	0	1.00%	11.3%	12/31/2023	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	28.8%	12/31/2025	$1.53	0	$0	0.25%	29.2%	12/31/2025	$1.54	0	$0	0.00%	29.5%
12/31/2024	1.18	0	0	0.50%	5.6%	12/31/2024	1.19	0	0	0.25%	5.9%	12/31/2024	1.19	0	0	0.00%	6.2%
12/31/2023	1.12	0	0	0.50%	11.7%	12/31/2023	1.12	0	0	0.25%	12.0%	12/31/2023	1.12	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.7%
2023	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Value Inst Class - 06-6MH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$845,223	$699,438	29,779
Receivables: investments sold	6,181
Payables: investments purchased	-
Net assets	$851,404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$851,404	518,445	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$851,404	518,445

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,767
Mortality & expense charges			(6,349)
Net investment income (loss)			22,418

Gain (loss) on investments:
Net realized gain (loss)			7,185
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			149,832
Net gain (loss)			157,017

Increase (decrease) in net assets from operations			$179,435

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,418	$4,385
Net realized gain (loss)		7,185	765
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		149,832	(8,255)

Increase (decrease) in net assets from operations		179,435	(3,105)

Contract owner transactions:
Proceeds from units sold		398,968	326,038
Cost of units redeemed		(54,450)	(91,506)
Account charges		(19)	-
Increase (decrease)		344,499	234,532
Net increase (decrease)		523,934	231,427
Net assets, beginning		327,470	96,043
Net assets, ending		$851,404	$327,470

Units sold		268,606	273,524
Units redeemed		(36,132)	(76,072)
Net increase (decrease)		232,474	197,452
Units outstanding, beginning		285,971	88,519
Units outstanding, ending		518,445	285,971

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$830,609
Cost of units redeemed/account charges			(163,589)
Net investment income (loss)			30,480
Net realized gain (loss)			8,119
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			145,785
Net assets			$851,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	518	$851	1.25%	43.4%	12/31/2025	$1.65	0	$0	1.00%	43.8%	12/31/2025	$1.67	0	$0	0.75%	44.1%
12/31/2024	1.15	286	327	1.25%	5.5%	12/31/2024	1.15	0	0	1.00%	5.8%	12/31/2024	1.16	0	0	0.75%	6.1%
12/31/2023	1.09	89	96	1.25%	8.5%	12/31/2023	1.09	0	0	1.00%	8.7%	12/31/2023	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	44.5%	12/31/2025	$1.69	0	$0	0.25%	44.9%	12/31/2025	$1.70	0	$0	0.00%	45.2%
12/31/2024	1.16	0	0	0.50%	6.3%	12/31/2024	1.17	0	0	0.25%	6.6%	12/31/2024	1.17	0	0	0.00%	6.9%
12/31/2023	1.09	0	0	0.50%	9.2%	12/31/2023	1.09	0	0	0.25%	9.4%	12/31/2023	1.10	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	2.9%
2023	9.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Social Core Eq 2 Inst Class - 06-6Y7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	1.25%	14.5%	12/31/2025	$1.24	0	$0	1.00%	14.8%	12/31/2025	$1.24	0	$0	0.75%	15.1%
12/31/2024	1.08	0	0	1.25%	7.6%	12/31/2024	1.08	0	0	1.00%	7.7%	12/31/2024	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	15.4%	12/31/2025	$1.25	0	$0	0.25%	15.7%	12/31/2025	$1.25	0	$0	0.00%	16.0%
12/31/2024	1.08	0	0	0.50%	7.9%	12/31/2024	1.08	0	0	0.25%	8.0%	12/31/2024	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.36
Band 100	-	-	2.40
Band 75	-	-	2.44
Band 50	-	-	2.48
Band 25	-	-	2.52
Band 0	-	-	2.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.36	0	$0	1.25%	14.4%	12/31/2025	$2.40	0	$0	1.00%	14.7%	12/31/2025	$2.44	0	$0	0.75%	15.0%
12/31/2024	2.06	0	0	1.25%	23.3%	12/31/2024	2.09	0	0	1.00%	23.6%	12/31/2024	2.12	0	0	0.75%	23.9%
12/31/2023	1.67	0	0	1.25%	22.5%	12/31/2023	1.69	0	0	1.00%	22.8%	12/31/2023	1.71	0	0	0.75%	23.1%
12/31/2022	1.37	0	0	1.25%	-23.8%	12/31/2022	1.38	0	0	1.00%	-23.6%	12/31/2022	1.39	0	0	0.75%	-23.4%
12/31/2021	1.79	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.48	0	$0	0.50%	15.3%	12/31/2025	$2.52	0	$0	0.25%	15.6%	12/31/2025	$2.56	0	$0	0.00%	15.8%
12/31/2024	2.15	0	0	0.50%	24.2%	12/31/2024	2.18	0	0	0.25%	24.5%	12/31/2024	2.21	0	0	0.00%	24.8%
12/31/2023	1.73	0	0	0.50%	23.4%	12/31/2023	1.75	0	0	0.25%	23.7%	12/31/2023	1.77	0	0	0.00%	24.0%
12/31/2022	1.40	0	0	0.50%	-23.2%	12/31/2022	1.42	0	0	0.25%	-23.1%	12/31/2022	1.43	0	0	0.00%	-22.9%
12/31/2021	1.83	0	0	0.50%	26.1%	12/31/2021	1.84	0	0	0.25%	26.4%	12/31/2021	1.85	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Bond Market Index I Class - 06-47M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,477
Mortality & expense charges			(479)
Net investment income (loss)			998

Gain (loss) on investments:
Net realized gain (loss)			576
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			243
Net gain (loss)			819

Increase (decrease) in net assets from operations			$1,817

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$998	$1,371
Net realized gain (loss)		576	7
Realized gain distributions		-	5
Net change in unrealized appreciation (depreciation)		243	(1,426)

Increase (decrease) in net assets from operations		1,817	(43)

Contract owner transactions:
Proceeds from units sold		4,422	12,659
Cost of units redeemed		(70,980)	-
Account charges		(34)	(58)
Increase (decrease)		(66,592)	12,601
Net increase (decrease)		(64,775)	12,558
Net assets, beginning		64,775	52,217
Net assets, ending		$-	$64,775

Units sold		4,794	13,938
Units redeemed		(76,070)	(63)
Net increase (decrease)		(71,276)	13,875
Units outstanding, beginning		71,276	57,401
Units outstanding, ending		-	71,276

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,185
Cost of units redeemed/account charges			(71,136)
Net investment income (loss)			3,357
Net realized gain (loss)			589
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	0	$0	1.25%	5.7%	12/31/2025	$0.98	0	$0	1.00%	6.0%	12/31/2025	$0.99	0	$0	0.75%	6.3%
12/31/2024	0.91	71	65	1.25%	-0.1%	12/31/2024	0.92	0	0	1.00%	0.2%	12/31/2024	0.93	0	0	0.75%	0.4%
12/31/2023	0.91	57	52	1.25%	4.1%	12/31/2023	0.92	0	0	1.00%	4.4%	12/31/2023	0.93	0	0	0.75%	4.6%
12/31/2022	0.87	44	39	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.0%	12/31/2021	1.03	0	0	1.00%	-2.8%	12/31/2021	1.03	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	6.5%	12/31/2025	$1.02	0	$0	0.25%	6.8%	12/31/2025	$1.04	0	$0	0.00%	7.1%
12/31/2024	0.95	0	0	0.50%	0.7%	12/31/2024	0.96	0	0	0.25%	0.9%	12/31/2024	0.97	0	0	0.00%	1.2%
12/31/2023	0.94	0	0	0.50%	4.9%	12/31/2023	0.95	0	0	0.25%	5.1%	12/31/2023	0.96	0	0	0.00%	5.4%
12/31/2022	0.90	0	0	0.50%	-13.7%	12/31/2022	0.90	0	0	0.25%	-13.5%	12/31/2022	0.91	0	0	0.00%	-13.3%
12/31/2021	1.04	0	0	0.50%	-2.3%	12/31/2021	1.04	0	0	0.25%	-2.0%	12/31/2021	1.05	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	3.5%
2023	3.2%
2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund I Class - 06-CCY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$440,719	$399,155	8,905
Receivables: investments sold	-
Payables: investments purchased	(3,089)
Net assets	$437,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,630	202,588	$2.16
Band 100	-	-	2.22
Band 75	-	-	2.28
Band 50	-	-	2.34
Band 25	-	-	2.40
Band 0	-	-	2.47
Total	$437,630	202,588

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,015
Mortality & expense charges			(3,895)
Net investment income (loss)			6,120

Gain (loss) on investments:
Net realized gain (loss)			(150)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			44,107
Net gain (loss)			43,957

Increase (decrease) in net assets from operations			$50,077

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,120	$(254)
Net realized gain (loss)		(150)	22,824
Realized gain distributions		-	15,479
Net change in unrealized appreciation (depreciation)		44,107	(27,578)

Increase (decrease) in net assets from operations		50,077	10,471

Contract owner transactions:
Proceeds from units sold		118,420	23,199
Cost of units redeemed		(13,154)	(197,132)
Account charges		(190)	(144)
Increase (decrease)		105,076	(174,077)
Net increase (decrease)		155,153	(163,606)
Net assets, beginning		282,477	446,083
Net assets, ending		$437,630	$282,477

Units sold		61,001	11,826
Units redeemed		(6,913)	(97,100)
Net increase (decrease)		54,088	(85,274)
Units outstanding, beginning		148,500	233,774
Units outstanding, ending		202,588	148,500

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,311,712
Cost of units redeemed/account charges			(2,361,494)
Net investment income (loss)			10,302
Net realized gain (loss)			312,525
Realized gain distributions			123,021
Net change in unrealized appreciation (depreciation)			41,564
Net assets			$437,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	203	$438	1.25%	13.6%	12/31/2025	$2.22	0	$0	1.00%	13.8%	12/31/2025	$2.28	0	$0	0.75%	14.1%
12/31/2024	1.90	148	282	1.25%	-0.3%	12/31/2024	1.95	0	0	1.00%	-0.1%	12/31/2024	2.00	0	0	0.75%	0.2%
12/31/2023	1.91	234	446	1.25%	0.5%	12/31/2023	1.95	0	0	1.00%	0.8%	12/31/2023	1.99	0	0	0.75%	1.0%
12/31/2022	1.90	357	677	1.25%	32.9%	12/31/2022	1.93	0	0	1.00%	33.3%	12/31/2022	1.97	0	0	0.75%	33.6%
12/31/2021	1.43	357	510	1.25%	36.7%	12/31/2021	1.45	0	0	1.00%	37.1%	12/31/2021	1.48	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	0.50%	14.4%	12/31/2025	$2.40	0	$0	0.25%	14.7%	12/31/2025	$2.47	0	$0	0.00%	15.0%
12/31/2024	2.04	0	0	0.50%	0.4%	12/31/2024	2.09	0	0	0.25%	0.7%	12/31/2024	2.15	0	0	0.00%	0.9%
12/31/2023	2.04	0	0	0.50%	1.3%	12/31/2023	2.08	0	0	0.25%	1.6%	12/31/2023	2.13	0	0	0.00%	1.8%
12/31/2022	2.01	0	0	0.50%	33.9%	12/31/2022	2.05	0	0	0.25%	34.3%	12/31/2022	2.09	0	0	0.00%	34.6%
12/31/2021	1.50	0	0	0.50%	37.8%	12/31/2021	1.53	0	0	0.25%	38.1%	12/31/2021	1.55	0	0	0.00%	38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	1.1%
2023	1.8%
2022	1.6%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund Y Class - 06-39Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,007	$285,886	5,717
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$281,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,147	148,836	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$281,147	148,836

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,776
Mortality & expense charges			(5,527)
Net investment income (loss)			6,249

Gain (loss) on investments:
Net realized gain (loss)			(26,009)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			77,398
Net gain (loss)			51,389

Increase (decrease) in net assets from operations			$57,638

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,249	$715
Net realized gain (loss)		(26,009)	(6,040)
Realized gain distributions		-	25,096
Net change in unrealized appreciation (depreciation)		77,398	(20,370)

Increase (decrease) in net assets from operations		57,638	(599)

Contract owner transactions:
Proceeds from units sold		32,643	33,109
Cost of units redeemed		(260,855)	(58,046)
Account charges		(165)	(166)
Increase (decrease)		(228,377)	(25,103)
Net increase (decrease)		(170,739)	(25,702)
Net assets, beginning		451,886	477,588
Net assets, ending		$281,147	$451,886

Units sold		20,429	19,252
Units redeemed		(143,578)	(34,135)
Net increase (decrease)		(123,149)	(14,883)
Units outstanding, beginning		271,985	286,868
Units outstanding, ending		148,836	271,985

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,262,087
Cost of units redeemed/account charges			(1,332,693)
Net investment income (loss)			18,009
Net realized gain (loss)			231,328
Realized gain distributions			107,295
Net change in unrealized appreciation (depreciation)			(4,879)
Net assets			$281,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	149	$281	1.25%	13.7%	12/31/2025	$1.93	0	$0	1.00%	14.0%	12/31/2025	$1.96	0	$0	0.75%	14.3%
12/31/2024	1.66	272	452	1.25%	-0.2%	12/31/2024	1.69	0	0	1.00%	0.0%	12/31/2024	1.72	0	0	0.75%	0.3%
12/31/2023	1.66	287	478	1.25%	0.6%	12/31/2023	1.69	0	0	1.00%	0.9%	12/31/2023	1.71	0	0	0.75%	1.1%
12/31/2022	1.65	284	469	1.25%	33.1%	12/31/2022	1.67	0	0	1.00%	33.4%	12/31/2022	1.69	0	0	0.75%	33.7%
12/31/2021	1.24	147	183	1.25%	36.9%	12/31/2021	1.25	0	0	1.00%	37.2%	12/31/2021	1.27	0	0	0.75%	37.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	14.6%	12/31/2025	$2.04	0	$0	0.25%	14.8%	12/31/2025	$2.08	0	$0	0.00%	15.1%
12/31/2024	1.75	0	0	0.50%	0.6%	12/31/2024	1.78	0	0	0.25%	0.8%	12/31/2024	1.80	0	0	0.00%	1.1%
12/31/2023	1.74	0	0	0.50%	1.4%	12/31/2023	1.76	0	0	0.25%	1.7%	12/31/2023	1.79	0	0	0.00%	1.9%
12/31/2022	1.71	0	0	0.50%	34.1%	12/31/2022	1.73	0	0	0.25%	34.4%	12/31/2022	1.75	0	0	0.00%	34.7%
12/31/2021	1.28	0	0	0.50%	37.9%	12/31/2021	1.29	0	0	0.25%	38.3%	12/31/2021	1.30	0	0	0.00%	38.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	1.4%
2023	2.4%
2022	2.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Small Cap Stock Index Fund Inst Class - 06-74N (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	1.25%	4.4%	12/31/2025	$1.06	0	$0	1.00%	4.7%	12/31/2025	$1.06	0	$0	0.75%	5.0%
12/31/2024	1.01	0	0	1.25%	0.8%	12/31/2024	1.01	0	0	1.00%	0.9%	12/31/2024	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.2%	12/31/2025	$1.07	0	$0	0.25%	5.5%	12/31/2025	$1.07	0	$0	0.00%	5.8%
12/31/2024	1.01	0	0	0.50%	1.0%	12/31/2024	1.01	0	0	0.25%	1.0%	12/31/2024	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Corp Credit Y Inst Class - 06-4PC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,382	$39,633	3,771
Receivables: investments sold	141
Payables: investments purchased	-
Net assets	$39,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,523	31,263	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$39,523	31,263

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,013
Mortality & expense charges			(381)
Net investment income (loss)			1,632

Gain (loss) on investments:
Net realized gain (loss)			(173)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(540)
Net gain (loss)			(713)

Increase (decrease) in net assets from operations			$919

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,632	$698
Net realized gain (loss)		(173)	16
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(540)	109

Increase (decrease) in net assets from operations		919	823

Contract owner transactions:
Proceeds from units sold		52,290	19,775
Cost of units redeemed		(39,078)	(195)
Account charges		(152)	(72)
Increase (decrease)		13,060	19,508
Net increase (decrease)		13,979	20,331
Net assets, beginning		25,544	5,213
Net assets, ending		$39,523	$25,544

Units sold		42,349	16,662
Units redeemed		(32,161)	(222)
Net increase (decrease)		10,188	16,440
Units outstanding, beginning		21,075	4,635
Units outstanding, ending		31,263	21,075

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,027
Cost of units redeemed/account charges			(39,507)
Net investment income (loss)			2,411
Net realized gain (loss)			(157)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(251)
Net assets			$39,523

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	31	$40	1.25%	4.3%	12/31/2025	$1.28	0	$0	1.00%	4.6%	12/31/2025	$1.30	0	$0	0.75%	4.8%
12/31/2024	1.21	21	26	1.25%	7.8%	12/31/2024	1.22	0	0	1.00%	8.0%	12/31/2024	1.24	0	0	0.75%	8.3%
12/31/2023	1.12	5	5	1.25%	12.4%	12/31/2023	1.13	0	0	1.00%	12.6%	12/31/2023	1.14	0	0	0.75%	12.9%
12/31/2022	1.00	0	0	1.25%	-9.6%	12/31/2022	1.01	0	0	1.00%	-9.4%	12/31/2022	1.01	0	0	0.75%	-9.1%
12/31/2021	1.11	0	0	1.25%	3.1%	12/31/2021	1.11	0	0	1.00%	3.4%	12/31/2021	1.11	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	5.1%	12/31/2025	$1.33	0	$0	0.25%	5.4%	12/31/2025	$1.35	0	$0	0.00%	5.6%
12/31/2024	1.25	0	0	0.50%	8.6%	12/31/2024	1.26	0	0	0.25%	8.9%	12/31/2024	1.28	0	0	0.00%	9.1%
12/31/2023	1.15	0	0	0.50%	13.2%	12/31/2023	1.16	0	0	0.25%	13.5%	12/31/2023	1.17	0	0	0.00%	13.8%
12/31/2022	1.02	0	0	0.50%	-8.9%	12/31/2022	1.02	0	0	0.25%	-8.7%	12/31/2022	1.03	0	0	0.00%	-8.4%
12/31/2021	1.12	0	0	0.50%	3.9%	12/31/2021	1.12	0	0	0.25%	4.2%	12/31/2021	1.12	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.2%
2024	5.5%
2023	3.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Div US Large Value Inst Class - 06-66T (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	1.25%	15.9%	12/31/2025	$1.44	0	$0	1.00%	16.2%	12/31/2025	$1.45	0	$0	0.75%	16.5%
12/31/2024	1.23	0	0	1.25%	17.3%	12/31/2024	1.24	0	0	1.00%	17.6%	12/31/2024	1.25	0	0	0.75%	17.8%
12/31/2023	1.05	0	0	1.25%	6.2%	12/31/2023	1.05	0	0	1.00%	6.4%	12/31/2023	1.06	0	0	0.75%	6.7%
12/31/2022	0.99	0	0	1.25%	-2.7%	12/31/2022	0.99	0	0	1.00%	-2.5%	12/31/2022	0.99	0	0	0.75%	-2.2%
12/31/2021	1.01	0	0	1.25%	1.5%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	16.7%	12/31/2025	$1.48	0	$0	0.25%	17.0%	12/31/2025	$1.50	0	$0	0.00%	17.3%
12/31/2024	1.26	0	0	0.50%	18.1%	12/31/2024	1.27	0	0	0.25%	18.4%	12/31/2024	1.28	0	0	0.00%	18.7%
12/31/2023	1.06	0	0	0.50%	7.0%	12/31/2023	1.07	0	0	0.25%	7.2%	12/31/2023	1.08	0	0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-2.0%	12/31/2022	1.00	0	0	0.25%	-1.8%	12/31/2022	1.00	0	0	0.00%	-1.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Diamondhill Core Bond Y Institutional Class - 06-6YT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	6.1%	12/31/2025	$1.04	0	$0	1.00%	6.3%	12/31/2025	$1.04	0	$0	0.75%	6.6%
12/31/2024	0.97	0	0	1.25%	-2.7%	12/31/2024	0.97	0	0	1.00%	-2.6%	12/31/2024	0.97	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	6.9%	12/31/2025	$1.05	0	$0	0.25%	7.1%	12/31/2025	$1.05	0	$0	0.00%	7.4%
12/31/2024	0.98	0	0	0.50%	-2.5%	12/31/2024	0.98	0	0	0.25%	-2.4%	12/31/2024	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Driehaus Emg Mkts Instl Class - 06-6J4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,396,343	$8,855,516	234,868
Receivables: investments sold	-
Payables: investments purchased	(277,660)
Net assets	$11,118,683

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,118,683	7,208,507	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$11,118,683	7,208,507

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$213,665
Mortality & expense charges			(189,660)
Net investment income (loss)			24,005

Gain (loss) on investments:
Net realized gain (loss)			1,751,365
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,198,365
Net gain (loss)			3,949,730

Increase (decrease) in net assets from operations			$3,973,735

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,005	$(1,486)
Net realized gain (loss)		1,751,365	223,785
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,198,365	342,462

Increase (decrease) in net assets from operations		3,973,735	564,761

Contract owner transactions:
Proceeds from units sold		2,108,637	17,699,284
Cost of units redeemed		(9,453,558)	(3,691,162)
Account charges		(47,911)	(35,103)
Increase (decrease)		(7,392,832)	13,973,019
Net increase (decrease)		(3,419,097)	14,537,780
Net assets, beginning		14,537,780	-
Net assets, ending		$11,118,683	$14,537,780

Units sold		1,631,645	15,731,514
Units redeemed		(6,544,197)	(3,610,455)
Net increase (decrease)		(4,912,552)	12,121,059
Units outstanding, beginning		12,121,059	-
Units outstanding, ending		7,208,507	12,121,059

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,807,921
Cost of units redeemed/account charges			(13,227,734)
Net investment income (loss)			22,519
Net realized gain (loss)			1,975,150
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,540,827
Net assets			$11,118,683

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	7,209	$11,119	1.25%	28.6%	12/31/2025	$1.55	0	$0	1.00%	28.9%	12/31/2025	$1.57	0	$0	0.75%	29.2%
12/31/2024	1.20	12,121	14,538	1.25%	6.3%	12/31/2024	1.21	0	0	1.00%	6.6%	12/31/2024	1.21	0	0	0.75%	6.9%
12/31/2023	1.13	0	0	1.25%	10.1%	12/31/2023	1.13	0	0	1.00%	10.3%	12/31/2023	1.13	0	0	0.75%	10.6%
12/31/2022	1.02	0	0	1.25%	2.5%	12/31/2022	1.03	0	0	1.00%	2.5%	12/31/2022	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	29.6%	12/31/2025	$1.59	0	$0	0.25%	29.9%	12/31/2025	$1.61	0	$0	0.00%	30.2%
12/31/2024	1.22	0	0	0.50%	7.1%	12/31/2024	1.23	0	0	0.25%	7.4%	12/31/2024	1.23	0	0	0.00%	7.7%
12/31/2023	1.14	0	0	0.50%	10.9%	12/31/2023	1.14	0	0	0.25%	11.2%	12/31/2023	1.15	0	0	0.00%	11.5%
12/31/2022	1.03	0	0	0.50%	2.6%	12/31/2022	1.03	0	0	0.25%	2.7%	12/31/2022	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Driehaus Intl Small Cap Gwth Class - 06-7FJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	1.25%	-0.2%	12/31/2025	$1.00	0	$0	1.00%	-0.2%	12/31/2025	$1.00	0	$0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	-0.1%	12/31/2025	$1.00	0	$0	0.25%	0.0%	12/31/2025	$1.00	0	$0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund M Class - 06-045 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.59
Band 100	-	-	3.70
Band 75	-	-	3.81
Band 50	-	-	3.93
Band 25	-	-	4.05
Band 0	-	-	4.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$918,767
Cost of units redeemed/account charges			(999,736)
Net investment income (loss)			(5,007)
Net realized gain (loss)			11,149
Realized gain distributions			74,827
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.59	0	$0	1.25%	11.8%	12/31/2025	$3.70	0	$0	1.00%	12.1%	12/31/2025	$3.81	0	$0	0.75%	12.4%
12/31/2024	3.21	0	0	1.25%	25.4%	12/31/2024	3.30	0	0	1.00%	25.8%	12/31/2024	3.39	0	0	0.75%	26.1%
12/31/2023	2.56	0	0	1.25%	25.9%	12/31/2023	2.62	0	0	1.00%	26.2%	12/31/2023	2.69	0	0	0.75%	26.5%
12/31/2022	2.03	7	15	1.25%	-21.4%	12/31/2022	2.08	0	0	1.00%	-21.2%	12/31/2022	2.13	0	0	0.75%	-21.0%
12/31/2021	2.58	6	15	1.25%	26.0%	12/31/2021	2.63	0	0	1.00%	26.4%	12/31/2021	2.69	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.93	0	$0	0.50%	12.6%	12/31/2025	$4.05	0	$0	0.25%	12.9%	12/31/2025	$4.17	0	$0	0.00%	13.2%
12/31/2024	3.49	0	0	0.50%	26.4%	12/31/2024	3.58	0	0	0.25%	26.7%	12/31/2024	3.68	0	0	0.00%	27.0%
12/31/2023	2.76	0	0	0.50%	26.8%	12/31/2023	2.83	0	0	0.25%	27.2%	12/31/2023	2.90	0	0	0.00%	27.5%
12/31/2022	2.17	0	0	0.50%	-20.8%	12/31/2022	2.22	0	0	0.25%	-20.6%	12/31/2022	2.28	0	0	0.00%	-20.4%
12/31/2021	2.74	0	0	0.50%	27.0%	12/31/2021	2.80	0	0	0.25%	27.3%	12/31/2021	2.86	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,859,157	$30,890,556	755,589
Receivables: investments sold	21,797
Payables: investments purchased	-
Net assets	$30,880,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,880,954	8,047,427	$3.84
Band 100	-	-	3.96
Band 75	-	-	4.08
Band 50	-	-	4.20
Band 25	-	-	4.33
Band 0	-	-	4.46
Total	$30,880,954	8,047,427

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$86,883
Mortality & expense charges			(358,934)
Net investment income (loss)			(272,051)

Gain (loss) on investments:
Net realized gain (loss)			(114,993)
Realized gain distributions			1,649,370
Net change in unrealized appreciation (depreciation)			2,161,615
Net gain (loss)			3,695,992

Increase (decrease) in net assets from operations			$3,423,941

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(272,051)	$19,470
Net realized gain (loss)		(114,993)	33,929
Realized gain distributions		1,649,370	3,159,838
Net change in unrealized appreciation (depreciation)		2,161,615	(2,200,611)

Increase (decrease) in net assets from operations		3,423,941	1,012,626

Contract owner transactions:
Proceeds from units sold		1,605,883	27,518,648
Cost of units redeemed		(2,425,583)	(317,644)
Account charges		(8)	(199)
Increase (decrease)		(819,708)	27,200,805
Net increase (decrease)		2,604,233	28,213,431
Net assets, beginning		28,276,721	63,290
Net assets, ending		$30,880,954	$28,276,721

Units sold		452,620	8,352,340
Units redeemed		(688,707)	(92,198)
Net increase (decrease)		(236,087)	8,260,142
Units outstanding, beginning		8,283,514	23,372
Units outstanding, ending		8,047,427	8,283,514

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,305,373
Cost of units redeemed/account charges			(3,978,192)
Net investment income (loss)			(255,139)
Net realized gain (loss)			(63,325)
Realized gain distributions			4,903,636
Net change in unrealized appreciation (depreciation)			(31,399)
Net assets			$30,880,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.84	8,047	$30,881	1.25%	12.4%	12/31/2025	$3.96	0	$0	1.00%	12.7%	12/31/2025	$4.08	0	$0	0.75%	13.0%
12/31/2024	3.41	8,284	28,277	1.25%	26.1%	12/31/2024	3.51	0	0	1.00%	26.4%	12/31/2024	3.61	0	0	0.75%	26.7%
12/31/2023	2.71	23	63	1.25%	26.6%	12/31/2023	2.78	0	0	1.00%	26.9%	12/31/2023	2.85	0	0	0.75%	27.2%
12/31/2022	2.14	21	45	1.25%	-20.9%	12/31/2022	2.19	0	0	1.00%	-20.7%	12/31/2022	2.24	0	0	0.75%	-20.5%
12/31/2021	2.71	19	52	1.25%	26.7%	12/31/2021	2.76	0	0	1.00%	27.0%	12/31/2021	2.82	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.20	0	$0	0.50%	13.3%	12/31/2025	$4.33	0	$0	0.25%	13.5%	12/31/2025	$4.46	0	$0	0.00%	13.8%
12/31/2024	3.71	0	0	0.50%	27.0%	12/31/2024	3.81	0	0	0.25%	27.3%	12/31/2024	3.92	0	0	0.00%	27.7%
12/31/2023	2.92	0	0	0.50%	27.5%	12/31/2023	3.00	0	0	0.25%	27.8%	12/31/2023	3.07	0	0	0.00%	28.1%
12/31/2022	2.29	0	0	0.50%	-20.3%	12/31/2022	2.34	0	0	0.25%	-20.1%	12/31/2022	2.40	0	0	0.00%	-19.9%
12/31/2021	2.87	0	0	0.50%	27.7%	12/31/2021	2.93	0	0	0.25%	28.0%	12/31/2021	2.99	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.8%
2023	0.5%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Growth Fund M Class - 06-120

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,939,581	$5,579,632	324,705
Receivables: investments sold	-
Payables: investments purchased	(3,864)
Net assets	$6,935,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,146,560	6,244,446	$0.82
Band 100	127,888	146,997	0.87
Band 75	-	-	0.92
Band 50	1,661,269	1,713,567	0.97
Band 25	-	-	1.02
Band 0	-	-	1.08
Total	$6,935,717	8,105,010

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(60,880)
Net investment income (loss)			(60,880)

Gain (loss) on investments:
Net realized gain (loss)			535,905
Realized gain distributions			44,896
Net change in unrealized appreciation (depreciation)			250,708
Net gain (loss)			831,509

Increase (decrease) in net assets from operations			$770,629

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,880)	$(46,961)
Net realized gain (loss)		535,905	351,660
Realized gain distributions		44,896	627,201
Net change in unrealized appreciation (depreciation)		250,708	214,551

Increase (decrease) in net assets from operations		770,629	1,146,451

Contract owner transactions:
Proceeds from units sold		2,612,910	1,215,552
Cost of units redeemed		(1,824,167)	(1,002,134)
Account charges		(4,484)	(6,141)
Increase (decrease)		784,259	207,277
Net increase (decrease)		1,554,888	1,353,728
Net assets, beginning		5,380,829	4,027,101
Net assets, ending		$6,935,717	$5,380,829

Units sold		3,374,952	1,761,162
Units redeemed		(2,226,170)	(1,474,070)
Net increase (decrease)		1,148,782	287,092
Units outstanding, beginning		6,956,228	6,669,136
Units outstanding, ending		8,105,010	6,956,228

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,277,815
Cost of units redeemed/account charges			(9,196,583)
Net investment income (loss)			(366,570)
Net realized gain (loss)			2,616,339
Realized gain distributions			2,244,767
Net change in unrealized appreciation (depreciation)			1,359,949
Net assets			$6,935,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.82	6,244	$5,147	1.25%	12.6%	12/31/2025	$0.87	147	$128	1.00%	12.8%	12/31/2025	$0.92	0	$0	0.75%	13.1%
12/31/2024	0.73	4,547	3,329	1.25%	27.8%	12/31/2024	0.77	92	71	1.00%	28.1%	12/31/2024	0.81	0	0	0.75%	28.4%
12/31/2023	0.57	4,328	2,479	1.25%	33.2%	12/31/2023	0.60	105	63	1.00%	33.5%	12/31/2023	0.63	0	0	0.75%	33.9%
12/31/2022	0.43	1,831	787	1.25%	-25.7%	12/31/2022	0.45	237	107	1.00%	-25.6%	12/31/2022	0.47	0	0	0.75%	-25.4%
12/31/2021	0.58	1,959	1,135	1.25%	20.9%	12/31/2021	0.61	119	72	1.00%	21.2%	12/31/2021	0.63	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	1,714	$1,661	0.50%	13.4%	12/31/2025	$1.02	0	$0	0.25%	13.7%	12/31/2025	$1.08	0	$0	0.00%	14.0%
12/31/2024	0.85	2,317	1,980	0.50%	28.8%	12/31/2024	0.90	0	0	0.25%	29.1%	12/31/2024	0.95	0	0	0.00%	29.4%
12/31/2023	0.66	2,237	1,485	0.50%	34.2%	12/31/2023	0.70	0	0	0.25%	34.5%	12/31/2023	0.73	0	0	0.00%	34.9%
12/31/2022	0.49	2,507	1,240	0.50%	-25.2%	12/31/2022	0.52	0	0	0.25%	-25.0%	12/31/2022	0.54	0	0	0.00%	-24.8%
12/31/2021	0.66	3,452	2,282	0.50%	21.8%	12/31/2021	0.69	0	0	0.25%	22.1%	12/31/2021	0.72	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund M Class - 06-195

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,759	$140,363	12,368
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$137,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,786	70,168	$1.96
Band 100	-	-	2.07
Band 75	-	-	2.18
Band 50	-	-	2.30
Band 25	-	-	2.42
Band 0	-	-	2.55
Total	$137,786	70,168

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,816
Mortality & expense charges			(2,233)
Net investment income (loss)			1,583

Gain (loss) on investments:
Net realized gain (loss)			(986)
Realized gain distributions			3,332
Net change in unrealized appreciation (depreciation)			12,537
Net gain (loss)			14,883

Increase (decrease) in net assets from operations			$16,466

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,583	$2,180
Net realized gain (loss)		(986)	(2,972)
Realized gain distributions		3,332	17
Net change in unrealized appreciation (depreciation)		12,537	7,556

Increase (decrease) in net assets from operations		16,466	6,781

Contract owner transactions:
Proceeds from units sold		5,599	7,849
Cost of units redeemed		(70,552)	(36,192)
Account charges		(54)	(184)
Increase (decrease)		(65,007)	(28,527)
Net increase (decrease)		(48,541)	(21,746)
Net assets, beginning		186,327	208,073
Net assets, ending		$137,786	$186,327

Units sold		2,971	4,410
Units redeemed		(36,601)	(20,401)
Net increase (decrease)		(33,630)	(15,991)
Units outstanding, beginning		103,798	119,789
Units outstanding, ending		70,168	103,798

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,264,655
Cost of units redeemed/account charges			(22,711,010)
Net investment income (loss)			210,484
Net realized gain (loss)			1,110,818
Realized gain distributions			1,265,443
Net change in unrealized appreciation (depreciation)			(2,604)
Net assets			$137,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	70	$138	1.25%	9.4%	12/31/2025	$2.07	0	$0	1.00%	9.7%	12/31/2025	$2.18	0	$0	0.75%	9.9%
12/31/2024	1.80	104	186	1.25%	3.3%	12/31/2024	1.89	0	0	1.00%	3.6%	12/31/2024	1.98	0	0	0.75%	3.9%
12/31/2023	1.74	120	208	1.25%	7.6%	12/31/2023	1.82	0	0	1.00%	7.9%	12/31/2023	1.91	0	0	0.75%	8.2%
12/31/2022	1.61	253	409	1.25%	-14.7%	12/31/2022	1.69	0	0	1.00%	-14.5%	12/31/2022	1.76	0	0	0.75%	-14.3%
12/31/2021	1.89	265	501	1.25%	3.5%	12/31/2021	1.97	30	60	1.00%	3.8%	12/31/2021	2.06	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	10.2%	12/31/2025	$2.42	0	$0	0.25%	10.5%	12/31/2025	$2.55	0	$0	0.00%	10.8%
12/31/2024	2.08	0	0	0.50%	4.1%	12/31/2024	2.19	0	0	0.25%	4.4%	12/31/2024	2.30	0	0	0.00%	4.7%
12/31/2023	2.00	0	0	0.50%	8.4%	12/31/2023	2.10	0	0	0.25%	8.7%	12/31/2023	2.20	0	0	0.00%	9.0%
12/31/2022	1.84	0	0	0.50%	-14.1%	12/31/2022	1.93	0	0	0.25%	-13.9%	12/31/2022	2.02	0	0	0.00%	-13.6%
12/31/2021	2.15	0	0	0.50%	4.3%	12/31/2021	2.24	0	0	0.25%	4.6%	12/31/2021	2.34	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.4%
2023	1.5%
2022	2.3%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund M Class - 06-101

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$528,412	$551,898	48,257
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$528,424

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$433,687	200,902	$2.16
Band 100	82,913	36,458	2.27
Band 75	-	-	2.40
Band 50	11,824	4,685	2.52
Band 25	-	-	2.66
Band 0	-	-	2.80
Total	$528,424	242,045

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,606
Mortality & expense charges			(6,452)
Net investment income (loss)			6,154

Gain (loss) on investments:
Net realized gain (loss)			(9,410)
Realized gain distributions			21,120
Net change in unrealized appreciation (depreciation)			36,197
Net gain (loss)			47,907

Increase (decrease) in net assets from operations			$54,061

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,154	$5,711
Net realized gain (loss)		(9,410)	(9,422)
Realized gain distributions		21,120	8,763
Net change in unrealized appreciation (depreciation)		36,197	21,001

Increase (decrease) in net assets from operations		54,061	26,053

Contract owner transactions:
Proceeds from units sold		1,837	1,864
Cost of units redeemed		(98,840)	(84,565)
Account charges		(61)	(98)
Increase (decrease)		(97,064)	(82,799)
Net increase (decrease)		(43,003)	(56,746)
Net assets, beginning		571,427	628,173
Net assets, ending		$528,424	$571,427

Units sold		887	964
Units redeemed		(49,896)	(42,610)
Net increase (decrease)		(49,009)	(41,646)
Units outstanding, beginning		291,054	332,700
Units outstanding, ending		242,045	291,054

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,034,309
Cost of units redeemed/account charges			(37,857,579)
Net investment income (loss)			197,272
Net realized gain (loss)			3,640,674
Realized gain distributions			2,537,234
Net change in unrealized appreciation (depreciation)			(23,486)
Net assets			$528,424

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	201	$434	1.25%	10.9%	12/31/2025	$2.27	36	$83	1.00%	11.2%	12/31/2025	$2.40	0	$0	0.75%	11.5%
12/31/2024	1.95	250	486	1.25%	4.3%	12/31/2024	2.04	37	75	1.00%	4.6%	12/31/2024	2.15	0	0	0.75%	4.8%
12/31/2023	1.87	259	484	1.25%	9.1%	12/31/2023	1.96	69	134	1.00%	9.3%	12/31/2023	2.05	0	0	0.75%	9.6%
12/31/2022	1.71	330	565	1.25%	-16.1%	12/31/2022	1.79	69	123	1.00%	-15.9%	12/31/2022	1.87	0	0	0.75%	-15.7%
12/31/2021	2.04	562	1,147	1.25%	5.2%	12/31/2021	2.13	80	171	1.00%	5.5%	12/31/2021	2.22	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	5	$12	0.50%	11.8%	12/31/2025	$2.66	0	$0	0.25%	12.1%	12/31/2025	$2.80	0	$0	0.00%	12.3%
12/31/2024	2.26	5	11	0.50%	5.1%	12/31/2024	2.37	0	0	0.25%	5.4%	12/31/2024	2.49	0	0	0.00%	5.6%
12/31/2023	2.15	5	10	0.50%	9.9%	12/31/2023	2.25	0	0	0.25%	10.1%	12/31/2023	2.36	0	0	0.00%	10.4%
12/31/2022	1.96	5	9	0.50%	-15.5%	12/31/2022	2.04	0	0	0.25%	-15.3%	12/31/2022	2.14	0	0	0.00%	-15.1%
12/31/2021	2.31	5	11	0.50%	6.0%	12/31/2021	2.41	0	0	0.25%	6.3%	12/31/2021	2.52	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	1.9%
2022	1.8%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund M Class - 06-102

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,248,269	$1,253,547	100,609
Receivables: investments sold	-
Payables: investments purchased	(707)
Net assets	$1,247,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$542,965	237,047	$2.29
Band 100	377,386	156,399	2.41
Band 75	-	-	2.54
Band 50	327,211	122,189	2.68
Band 25	-	-	2.82
Band 0	-	-	2.97
Total	$1,247,562	515,635

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,334
Mortality & expense charges			(12,111)
Net investment income (loss)			14,223

Gain (loss) on investments:
Net realized gain (loss)			(10,055)
Realized gain distributions			62,885
Net change in unrealized appreciation (depreciation)			81,727
Net gain (loss)			134,557

Increase (decrease) in net assets from operations			$148,780

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,223	$13,431
Net realized gain (loss)		(10,055)	(5,565)
Realized gain distributions		62,885	30,915
Net change in unrealized appreciation (depreciation)		81,727	38,429

Increase (decrease) in net assets from operations		148,780	77,210

Contract owner transactions:
Proceeds from units sold		4,251	56,412
Cost of units redeemed		(238,330)	(149,115)
Account charges		(462)	(579)
Increase (decrease)		(234,541)	(93,282)
Net increase (decrease)		(85,761)	(16,072)
Net assets, beginning		1,333,323	1,349,395
Net assets, ending		$1,247,562	$1,333,323

Units sold		1,986	27,611
Units redeemed		(108,828)	(74,173)
Net increase (decrease)		(106,842)	(46,562)
Units outstanding, beginning		622,477	669,039
Units outstanding, ending		515,635	622,477

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$43,298,951
Cost of units redeemed/account charges			(50,846,830)
Net investment income (loss)			469,202
Net realized gain (loss)			3,035,524
Realized gain distributions			5,295,993
Net change in unrealized appreciation (depreciation)			(5,278)
Net assets			$1,247,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	237	$543	1.25%	12.6%	12/31/2025	$2.41	156	$377	1.00%	12.9%	12/31/2025	$2.54	0	$0	0.75%	13.2%
12/31/2024	2.03	306	623	1.25%	5.2%	12/31/2024	2.14	161	344	1.00%	5.5%	12/31/2024	2.25	0	0	0.75%	5.8%
12/31/2023	1.93	355	686	1.25%	10.3%	12/31/2023	2.03	179	362	1.00%	10.6%	12/31/2023	2.12	0	0	0.75%	10.9%
12/31/2022	1.75	650	1,138	1.25%	-17.5%	12/31/2022	1.83	406	743	1.00%	-17.3%	12/31/2022	1.91	0	0	0.75%	-17.1%
12/31/2021	2.12	1,265	2,686	1.25%	6.7%	12/31/2021	2.21	625	1,384	1.00%	7.0%	12/31/2021	2.31	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.68	122	$327	0.50%	13.5%	12/31/2025	$2.82	0	$0	0.25%	13.7%	12/31/2025	$2.97	0	$0	0.00%	14.0%
12/31/2024	2.36	155	366	0.50%	6.0%	12/31/2024	2.48	0	0	0.25%	6.3%	12/31/2024	2.61	0	0	0.00%	6.6%
12/31/2023	2.23	135	301	0.50%	11.2%	12/31/2023	2.33	0	0	0.25%	11.5%	12/31/2023	2.45	0	0	0.00%	11.7%
12/31/2022	2.00	135	271	0.50%	-16.9%	12/31/2022	2.09	0	0	0.25%	-16.7%	12/31/2022	2.19	0	0	0.00%	-16.5%
12/31/2021	2.41	135	326	0.50%	7.5%	12/31/2021	2.51	0	0	0.25%	7.8%	12/31/2021	2.62	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.0%
2023	1.4%
2022	1.7%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund M Class - 06-103

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$522,552	$489,916	38,618
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$522,505

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$239,774	95,307	$2.52
Band 100	168,214	63,470	2.65
Band 75	-	-	2.79
Band 50	114,517	38,934	2.94
Band 25	-	-	3.10
Band 0	-	-	3.26
Total	$522,505	197,711

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,671
Mortality & expense charges			(6,265)
Net investment income (loss)			3,406

Gain (loss) on investments:
Net realized gain (loss)			3,038
Realized gain distributions			30,046
Net change in unrealized appreciation (depreciation)			32,162
Net gain (loss)			65,246

Increase (decrease) in net assets from operations			$68,652

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,406	$4,869
Net realized gain (loss)		3,038	8,758
Realized gain distributions		30,046	13,334
Net change in unrealized appreciation (depreciation)		32,162	32,563

Increase (decrease) in net assets from operations		68,652	59,524

Contract owner transactions:
Proceeds from units sold		34,680	97,198
Cost of units redeemed		(345,756)	(267,482)
Account charges		(512)	(572)
Increase (decrease)		(311,588)	(170,856)
Net increase (decrease)		(242,936)	(111,332)
Net assets, beginning		765,441	876,773
Net assets, ending		$522,505	$765,441

Units sold		15,087	43,318
Units redeemed		(154,647)	(107,951)
Net increase (decrease)		(139,560)	(64,633)
Units outstanding, beginning		337,271	401,904
Units outstanding, ending		197,711	337,271

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,967,431
Cost of units redeemed/account charges			(38,582,583)
Net investment income (loss)			224,653
Net realized gain (loss)			3,581,347
Realized gain distributions			3,299,021
Net change in unrealized appreciation (depreciation)			32,636
Net assets			$522,505

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	95	$240	1.25%	14.1%	12/31/2025	$2.65	63	$168	1.00%	14.3%	12/31/2025	$2.79	0	$0	0.75%	14.6%
12/31/2024	2.21	229	505	1.25%	6.1%	12/31/2024	2.32	69	161	1.00%	6.4%	12/31/2024	2.44	0	0	0.75%	6.6%
12/31/2023	2.08	224	466	1.25%	11.5%	12/31/2023	2.18	68	149	1.00%	11.8%	12/31/2023	2.28	0	0	0.75%	12.1%
12/31/2022	1.86	398	743	1.25%	-18.2%	12/31/2022	1.95	83	162	1.00%	-18.0%	12/31/2022	2.04	0	0	0.75%	-17.8%
12/31/2021	2.28	717	1,634	1.25%	8.0%	12/31/2021	2.38	83	197	1.00%	8.2%	12/31/2021	2.48	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.94	39	$115	0.50%	14.9%	12/31/2025	$3.10	0	$0	0.25%	15.2%	12/31/2025	$3.26	0	$0	0.00%	15.5%
12/31/2024	2.56	39	100	0.50%	6.9%	12/31/2024	2.69	0	0	0.25%	7.2%	12/31/2024	2.83	0	0	0.00%	7.4%
12/31/2023	2.39	109	261	0.50%	12.3%	12/31/2023	2.51	0	0	0.25%	12.6%	12/31/2023	2.63	0	0	0.00%	12.9%
12/31/2022	2.13	116	246	0.50%	-17.6%	12/31/2022	2.23	0	0	0.25%	-17.4%	12/31/2022	2.33	0	0	0.00%	-17.1%
12/31/2021	2.59	116	299	0.50%	8.8%	12/31/2021	2.70	0	0	0.25%	9.1%	12/31/2021	2.81	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.7%
2023	1.4%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund M Class - 06-106

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,138,821	$2,809,748	205,403
Receivables: investments sold	1,791
Payables: investments purchased	-
Net assets	$3,140,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,799,741	1,040,549	$2.69
Band 100	233,475	82,366	2.83
Band 75	-	-	2.99
Band 50	107,396	34,139	3.15
Band 25	-	-	3.31
Band 0	-	-	3.49
Total	$3,140,612	1,157,054

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$52,696
Mortality & expense charges			(38,666)
Net investment income (loss)			14,030

Gain (loss) on investments:
Net realized gain (loss)			65,977
Realized gain distributions			176,537
Net change in unrealized appreciation (depreciation)			199,790
Net gain (loss)			442,304

Increase (decrease) in net assets from operations			$456,334

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,030	$14,632
Net realized gain (loss)		65,977	19,704
Realized gain distributions		176,537	28,109
Net change in unrealized appreciation (depreciation)		199,790	167,209

Increase (decrease) in net assets from operations		456,334	229,654

Contract owner transactions:
Proceeds from units sold		135,565	253,046
Cost of units redeemed		(749,919)	(305,821)
Account charges		(744)	(579)
Increase (decrease)		(615,098)	(53,354)
Net increase (decrease)		(158,764)	176,300
Net assets, beginning		3,299,376	3,123,076
Net assets, ending		$3,140,612	$3,299,376

Units sold		54,103	115,441
Units redeemed		(289,752)	(134,422)
Net increase (decrease)		(235,649)	(18,981)
Units outstanding, beginning		1,392,703	1,411,684
Units outstanding, ending		1,157,054	1,392,703

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$41,443,124
Cost of units redeemed/account charges			(47,929,434)
Net investment income (loss)			288,315
Net realized gain (loss)			3,452,493
Realized gain distributions			5,557,041
Net change in unrealized appreciation (depreciation)			329,073
Net assets			$3,140,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	1,041	$2,800	1.25%	15.1%	12/31/2025	$2.83	82	$233	1.00%	15.4%	12/31/2025	$2.99	0	$0	0.75%	15.7%
12/31/2024	2.34	1,216	2,841	1.25%	7.1%	12/31/2024	2.46	84	207	1.00%	7.4%	12/31/2024	2.58	0	0	0.75%	7.6%
12/31/2023	2.18	1,222	2,666	1.25%	12.6%	12/31/2023	2.29	89	203	1.00%	12.9%	12/31/2023	2.40	0	0	0.75%	13.2%
12/31/2022	1.94	1,746	3,384	1.25%	-18.4%	12/31/2022	2.03	95	193	1.00%	-18.2%	12/31/2022	2.12	0	0	0.75%	-18.0%
12/31/2021	2.37	2,189	5,197	1.25%	9.2%	12/31/2021	2.48	287	712	1.00%	9.5%	12/31/2021	2.58	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.15	34	$107	0.50%	16.0%	12/31/2025	$3.31	0	$0	0.25%	16.3%	12/31/2025	$3.49	0	$0	0.00%	16.6%
12/31/2024	2.71	93	251	0.50%	7.9%	12/31/2024	2.85	0	0	0.25%	8.2%	12/31/2024	2.99	0	0	0.00%	8.5%
12/31/2023	2.51	101	254	0.50%	13.5%	12/31/2023	2.63	0	0	0.25%	13.7%	12/31/2023	2.76	0	0	0.00%	14.0%
12/31/2022	2.22	103	228	0.50%	-17.8%	12/31/2022	2.32	0	0	0.25%	-17.6%	12/31/2022	2.42	0	0	0.00%	-17.4%
12/31/2021	2.69	121	325	0.50%	10.0%	12/31/2021	2.81	0	0	0.25%	10.3%	12/31/2021	2.93	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.7%
2023	1.3%
2022	1.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund M Class - 06-107

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,541,249	$2,225,327	161,548
Receivables: investments sold	1,523
Payables: investments purchased	-
Net assets	$2,542,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,135,190	702,903	$3.04
Band 100	244,104	76,280	3.20
Band 75	-	-	3.37
Band 50	163,478	46,032	3.55
Band 25	-	-	3.74
Band 0	-	-	3.94
Total	$2,542,772	825,215

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,400
Mortality & expense charges			(27,812)
Net investment income (loss)			8,588

Gain (loss) on investments:
Net realized gain (loss)			21,499
Realized gain distributions			140,207
Net change in unrealized appreciation (depreciation)			197,190
Net gain (loss)			358,896

Increase (decrease) in net assets from operations			$367,484

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,588	$3,324
Net realized gain (loss)		21,499	25,239
Realized gain distributions		140,207	35,890
Net change in unrealized appreciation (depreciation)		197,190	126,614

Increase (decrease) in net assets from operations		367,484	191,067

Contract owner transactions:
Proceeds from units sold		177,239	209,052
Cost of units redeemed		(196,664)	(346,745)
Account charges		(1,791)	(1,044)
Increase (decrease)		(21,216)	(138,737)
Net increase (decrease)		346,268	52,330
Net assets, beginning		2,196,504	2,144,174
Net assets, ending		$2,542,772	$2,196,504

Units sold		62,547	80,971
Units redeemed		(69,984)	(134,966)
Net increase (decrease)		(7,437)	(53,995)
Units outstanding, beginning		832,652	886,647
Units outstanding, ending		825,215	832,652

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,519,080
Cost of units redeemed/account charges			(26,413,217)
Net investment income (loss)			86,382
Net realized gain (loss)			2,701,058
Realized gain distributions			3,333,547
Net change in unrealized appreciation (depreciation)			315,922
Net assets			$2,542,772

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	703	$2,135	1.25%	16.7%	12/31/2025	$3.20	76	$244	1.00%	17.0%	12/31/2025	$3.37	0	$0	0.75%	17.3%
12/31/2024	2.60	713	1,855	1.25%	8.8%	12/31/2024	2.74	74	202	1.00%	9.1%	12/31/2024	2.87	0	0	0.75%	9.3%
12/31/2023	2.39	773	1,851	1.25%	14.7%	12/31/2023	2.51	76	189	1.00%	14.9%	12/31/2023	2.63	0	0	0.75%	15.2%
12/31/2022	2.09	919	1,918	1.25%	-19.1%	12/31/2022	2.18	78	169	1.00%	-18.9%	12/31/2022	2.28	0	0	0.75%	-18.7%
12/31/2021	2.58	1,672	4,313	1.25%	11.9%	12/31/2021	2.69	101	272	1.00%	12.2%	12/31/2021	2.81	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.55	46	$163	0.50%	17.6%	12/31/2025	$3.74	0	$0	0.25%	17.9%	12/31/2025	$3.94	0	$0	0.00%	18.2%
12/31/2024	3.02	46	139	0.50%	9.6%	12/31/2024	3.17	0	0	0.25%	9.9%	12/31/2024	3.34	0	0	0.00%	10.2%
12/31/2023	2.76	38	104	0.50%	15.5%	12/31/2023	2.89	0	0	0.25%	15.8%	12/31/2023	3.03	0	0	0.00%	16.1%
12/31/2022	2.39	39	92	0.50%	-18.5%	12/31/2022	2.49	0	0	0.25%	-18.3%	12/31/2022	2.61	0	0	0.00%	-18.1%
12/31/2021	2.93	39	113	0.50%	12.8%	12/31/2021	3.05	0	0	0.25%	13.0%	12/31/2021	3.18	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.4%
2023	1.3%
2022	1.2%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund M Class - 06-108

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,206,250	$971,053	65,665
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$1,206,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$799,452	243,430	$3.28
Band 100	345,429	99,842	3.46
Band 75	-	-	3.64
Band 50	61,399	15,991	3.84
Band 25	-	-	4.04
Band 0	-	-	4.26
Total	$1,206,280	359,263

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,992
Mortality & expense charges			(12,766)
Net investment income (loss)			1,226

Gain (loss) on investments:
Net realized gain (loss)			19,269
Realized gain distributions			68,401
Net change in unrealized appreciation (depreciation)			111,895
Net gain (loss)			199,565

Increase (decrease) in net assets from operations			$200,791

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,226	$(515)
Net realized gain (loss)		19,269	20,021
Realized gain distributions		68,401	13,840
Net change in unrealized appreciation (depreciation)		111,895	77,014

Increase (decrease) in net assets from operations		200,791	110,360

Contract owner transactions:
Proceeds from units sold		69,016	76,472
Cost of units redeemed		(98,215)	(141,793)
Account charges		(1,014)	(1,197)
Increase (decrease)		(30,213)	(66,518)
Net increase (decrease)		170,578	43,842
Net assets, beginning		1,035,702	991,860
Net assets, ending		$1,206,280	$1,035,702

Units sold		22,627	28,185
Units redeemed		(32,025)	(52,402)
Net increase (decrease)		(9,398)	(24,217)
Units outstanding, beginning		368,661	392,878
Units outstanding, ending		359,263	368,661

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,316,162
Cost of units redeemed/account charges			(37,970,123)
Net investment income (loss)			247,447
Net realized gain (loss)			3,419,357
Realized gain distributions			3,958,240
Net change in unrealized appreciation (depreciation)			235,197
Net assets			$1,206,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	243	$799	1.25%	19.3%	12/31/2025	$3.46	100	$345	1.00%	19.6%	12/31/2025	$3.64	0	$0	0.75%	19.9%
12/31/2024	2.75	255	702	1.25%	10.9%	12/31/2024	2.89	96	279	1.00%	11.2%	12/31/2024	3.04	0	0	0.75%	11.4%
12/31/2023	2.48	282	701	1.25%	16.7%	12/31/2023	2.60	96	251	1.00%	17.0%	12/31/2023	2.73	0	0	0.75%	17.3%
12/31/2022	2.13	758	1,612	1.25%	-19.7%	12/31/2022	2.22	103	228	1.00%	-19.5%	12/31/2022	2.33	0	0	0.75%	-19.3%
12/31/2021	2.65	915	2,424	1.25%	13.9%	12/31/2021	2.76	225	623	1.00%	14.2%	12/31/2021	2.88	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.84	16	$61	0.50%	20.2%	12/31/2025	$4.04	0	$0	0.25%	20.5%	12/31/2025	$4.26	0	$0	0.00%	20.8%
12/31/2024	3.19	17	55	0.50%	11.7%	12/31/2024	3.36	0	0	0.25%	12.0%	12/31/2024	3.53	0	0	0.00%	12.3%
12/31/2023	2.86	14	40	0.50%	17.5%	12/31/2023	3.00	0	0	0.25%	17.8%	12/31/2023	3.14	0	0	0.00%	18.1%
12/31/2022	2.43	48	117	0.50%	-19.1%	12/31/2022	2.54	0	0	0.25%	-18.9%	12/31/2022	2.66	0	0	0.00%	-18.7%
12/31/2021	3.01	48	145	0.50%	14.8%	12/31/2021	3.14	0	0	0.25%	15.1%	12/31/2021	3.27	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.1%
2023	0.6%
2022	1.2%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund M Class - 06-284

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,629	$662,737	55,331
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$831,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$309,999	117,711	$2.63
Band 100	360,854	130,796	2.76
Band 75	-	-	2.89
Band 50	160,778	53,101	3.03
Band 25	-	-	3.17
Band 0	-	-	3.32
Total	$831,631	301,608

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,235
Mortality & expense charges			(7,901)
Net investment income (loss)			334

Gain (loss) on investments:
Net realized gain (loss)			20,996
Realized gain distributions			43,030
Net change in unrealized appreciation (depreciation)			87,450
Net gain (loss)			151,476

Increase (decrease) in net assets from operations			$151,810

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$334	$(485)
Net realized gain (loss)		20,996	17,175
Realized gain distributions		43,030	2,290
Net change in unrealized appreciation (depreciation)		87,450	67,218

Increase (decrease) in net assets from operations		151,810	86,198

Contract owner transactions:
Proceeds from units sold		36,527	117,852
Cost of units redeemed		(128,952)	(186,749)
Account charges		(1,143)	(1,290)
Increase (decrease)		(93,568)	(70,187)
Net increase (decrease)		58,242	16,011
Net assets, beginning		773,389	757,378
Net assets, ending		$831,631	$773,389

Units sold		15,368	53,482
Units redeemed		(54,973)	(89,760)
Net increase (decrease)		(39,605)	(36,278)
Units outstanding, beginning		341,213	377,491
Units outstanding, ending		301,608	341,213

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,376,982
Cost of units redeemed/account charges			(13,971,101)
Net investment income (loss)			71,299
Net realized gain (loss)			1,575,413
Realized gain distributions			1,610,146
Net change in unrealized appreciation (depreciation)			168,892
Net assets			$831,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	118	$310	1.25%	20.8%	12/31/2025	$2.76	131	$361	1.00%	21.1%	12/31/2025	$2.89	0	$0	0.75%	21.4%
12/31/2024	2.18	153	332	1.25%	11.8%	12/31/2024	2.28	135	309	1.00%	12.0%	12/31/2024	2.38	0	0	0.75%	12.3%
12/31/2023	1.95	207	404	1.25%	17.1%	12/31/2023	2.03	131	266	1.00%	17.4%	12/31/2023	2.12	0	0	0.75%	17.7%
12/31/2022	1.67	368	612	1.25%	-19.7%	12/31/2022	1.73	128	221	1.00%	-19.5%	12/31/2022	1.80	0	0	0.75%	-19.3%
12/31/2021	2.07	752	1,560	1.25%	13.9%	12/31/2021	2.15	128	275	1.00%	14.2%	12/31/2021	2.23	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.03	53	$161	0.50%	21.7%	12/31/2025	$3.17	0	$0	0.25%	22.0%	12/31/2025	$3.32	0	$0	0.00%	22.3%
12/31/2024	2.49	53	132	0.50%	12.6%	12/31/2024	2.60	0	0	0.25%	12.9%	12/31/2024	2.72	0	0	0.00%	13.2%
12/31/2023	2.21	40	88	0.50%	18.0%	12/31/2023	2.30	0	0	0.25%	18.3%	12/31/2023	2.40	0	0	0.00%	18.5%
12/31/2022	1.87	45	83	0.50%	-19.1%	12/31/2022	1.95	0	0	0.25%	-18.9%	12/31/2022	2.02	0	0	0.00%	-18.7%
12/31/2021	2.31	45	103	0.50%	14.8%	12/31/2021	2.40	0	0	0.25%	15.1%	12/31/2021	2.49	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.0%
2023	0.8%
2022	1.0%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund M Class - 06-286

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$888,266	$697,709	58,327
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$888,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$582,757	223,864	$2.60
Band 100	126,410	46,350	2.73
Band 75	-	-	2.86
Band 50	179,162	59,857	2.99
Band 25	-	-	3.14
Band 0	-	-	3.28
Total	$888,329	330,071

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,813
Mortality & expense charges			(9,245)
Net investment income (loss)			(432)

Gain (loss) on investments:
Net realized gain (loss)			24,514
Realized gain distributions			42,823
Net change in unrealized appreciation (depreciation)			90,189
Net gain (loss)			157,526

Increase (decrease) in net assets from operations			$157,094

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(432)	$(227)
Net realized gain (loss)		24,514	1,208
Realized gain distributions		42,823	2,324
Net change in unrealized appreciation (depreciation)		90,189	79,337

Increase (decrease) in net assets from operations		157,094	82,642

Contract owner transactions:
Proceeds from units sold		42,077	132,518
Cost of units redeemed		(182,114)	(7,777)
Account charges		(1,657)	(1,382)
Increase (decrease)		(141,694)	123,359
Net increase (decrease)		15,400	206,001
Net assets, beginning		872,929	666,928
Net assets, ending		$888,329	$872,929

Units sold		17,945	62,673
Units redeemed		(82,780)	(3,950)
Net increase (decrease)		(64,835)	58,723
Units outstanding, beginning		394,906	336,183
Units outstanding, ending		330,071	394,906

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,123,893
Cost of units redeemed/account charges			(11,853,468)
Net investment income (loss)			51,406
Net realized gain (loss)			1,046,295
Realized gain distributions			1,329,646
Net change in unrealized appreciation (depreciation)			190,557
Net assets			$888,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	224	$583	1.25%	20.9%	12/31/2025	$2.73	46	$126	1.00%	21.2%	12/31/2025	$2.86	0	$0	0.75%	21.5%
12/31/2024	2.15	289	621	1.25%	11.7%	12/31/2024	2.25	46	104	1.00%	12.0%	12/31/2024	2.35	0	0	0.75%	12.3%
12/31/2023	1.93	230	444	1.25%	17.1%	12/31/2023	2.01	46	93	1.00%	17.4%	12/31/2023	2.09	0	0	0.75%	17.7%
12/31/2022	1.65	405	666	1.25%	-19.7%	12/31/2022	1.71	47	80	1.00%	-19.5%	12/31/2022	1.78	0	0	0.75%	-19.3%
12/31/2021	2.05	823	1,687	1.25%	13.9%	12/31/2021	2.13	48	103	1.00%	14.2%	12/31/2021	2.21	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	60	$179	0.50%	21.8%	12/31/2025	$3.14	0	$0	0.25%	22.1%	12/31/2025	$3.28	0	$0	0.00%	22.4%
12/31/2024	2.46	60	147	0.50%	12.6%	12/31/2024	2.57	0	0	0.25%	12.8%	12/31/2024	2.68	0	0	0.00%	13.1%
12/31/2023	2.18	59	130	0.50%	18.0%	12/31/2023	2.28	0	0	0.25%	18.3%	12/31/2023	2.37	0	0	0.00%	18.6%
12/31/2022	1.85	60	112	0.50%	-19.1%	12/31/2022	1.92	0	0	0.25%	-18.9%	12/31/2022	2.00	0	0	0.00%	-18.7%
12/31/2021	2.29	60	138	0.50%	14.8%	12/31/2021	2.37	0	0	0.25%	15.1%	12/31/2021	2.46	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	0.8%
2022	1.0%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund M Class - 06-394

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$499,253	$384,231	29,049
Receivables: investments sold	106
Payables: investments purchased	-
Net assets	$499,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,439	143,216	$3.35
Band 100	11,661	3,362	3.47
Band 75	-	-	3.59
Band 50	8,259	2,218	3.72
Band 25	-	-	3.86
Band 0	-	-	4.00
Total	$499,359	148,796

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,033
Mortality & expense charges			(5,606)
Net investment income (loss)			(573)

Gain (loss) on investments:
Net realized gain (loss)			8,749
Realized gain distributions			19,726
Net change in unrealized appreciation (depreciation)			58,180
Net gain (loss)			86,655

Increase (decrease) in net assets from operations			$86,082

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(573)	$(1,032)
Net realized gain (loss)		8,749	4,613
Realized gain distributions		19,726	661
Net change in unrealized appreciation (depreciation)		58,180	55,236

Increase (decrease) in net assets from operations		86,082	59,478

Contract owner transactions:
Proceeds from units sold		58,073	74,026
Cost of units redeemed		(59,242)	(52,953)
Account charges		(749)	(854)
Increase (decrease)		(1,918)	20,219
Net increase (decrease)		84,164	79,697
Net assets, beginning		415,195	335,498
Net assets, ending		$499,359	$415,195

Units sold		19,225	27,055
Units redeemed		(20,038)	(12,507)
Net increase (decrease)		(813)	14,548
Units outstanding, beginning		149,609	135,061
Units outstanding, ending		148,796	149,609

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,483,681
Cost of units redeemed/account charges			(4,700,538)
Net investment income (loss)			5,600
Net realized gain (loss)			60,323
Realized gain distributions			535,271
Net change in unrealized appreciation (depreciation)			115,022
Net assets			$499,359

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.35	143	$479	1.25%	20.9%	12/31/2025	$3.47	3	$12	1.00%	21.2%	12/31/2025	$3.59	0	$0	0.75%	21.5%
12/31/2024	2.77	144	399	1.25%	11.7%	12/31/2024	2.86	3	10	1.00%	11.9%	12/31/2024	2.96	0	0	0.75%	12.2%
12/31/2023	2.48	132	328	1.25%	17.2%	12/31/2023	2.56	0	1	1.00%	17.4%	12/31/2023	2.64	0	0	0.75%	17.7%
12/31/2022	2.12	220	465	1.25%	-19.7%	12/31/2022	2.18	0	0	1.00%	-19.5%	12/31/2022	2.24	0	0	0.75%	-19.3%
12/31/2021	2.64	896	2,362	1.25%	13.9%	12/31/2021	2.70	0	0	1.00%	14.2%	12/31/2021	2.77	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	2	$8	0.50%	21.8%	12/31/2025	$3.86	0	$0	0.25%	22.1%	12/31/2025	$4.00	0	$0	0.00%	22.4%
12/31/2024	3.06	2	7	0.50%	12.5%	12/31/2024	3.16	0	0	0.25%	12.8%	12/31/2024	3.27	0	0	0.00%	13.1%
12/31/2023	2.72	2	6	0.50%	18.0%	12/31/2023	2.80	0	0	0.25%	18.3%	12/31/2023	2.89	0	0	0.00%	18.6%
12/31/2022	2.30	4	8	0.50%	-19.1%	12/31/2022	2.37	0	0	0.25%	-18.9%	12/31/2022	2.43	0	0	0.00%	-18.7%
12/31/2021	2.85	16	46	0.50%	14.8%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.99	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.0%
2023	0.7%
2022	0.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom Ret M Class - 06-111

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,203	$12,020	1,143
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$12,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,218	7,057	$1.59
Band 100	983	587	1.67
Band 75	-	-	1.76
Band 50	-	-	1.86
Band 25	-	-	1.96
Band 0	-	-	2.06
Total	$12,201	7,644

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$331
Mortality & expense charges			(144)
Net investment income (loss)			187

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			756
Net gain (loss)			760

Increase (decrease) in net assets from operations			$947

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$187	$185
Net realized gain (loss)		(1)	(433)
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		756	805

Increase (decrease) in net assets from operations		947	557

Contract owner transactions:
Proceeds from units sold		-	653
Cost of units redeemed		-	(10,127)
Account charges		(7)	(29)
Increase (decrease)		(7)	(9,503)
Net increase (decrease)		940	(8,946)
Net assets, beginning		11,261	20,207
Net assets, ending		$12,201	$11,261

Units sold		-	457
Units redeemed		(4)	(6,779)
Net increase (decrease)		(4)	(6,322)
Units outstanding, beginning		7,648	13,970
Units outstanding, ending		7,644	7,648

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,105,523
Cost of units redeemed/account charges			(3,374,082)
Net investment income (loss)			18,055
Net realized gain (loss)			115,094
Realized gain distributions			147,428
Net change in unrealized appreciation (depreciation)			183
Net assets			$12,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	7	$11	1.25%	8.4%	12/31/2025	$1.67	1	$1	1.00%	8.7%	12/31/2025	$1.76	0	$0	0.75%	8.9%
12/31/2024	1.47	7	10	1.25%	2.4%	12/31/2024	1.54	1	1	1.00%	2.7%	12/31/2024	1.62	0	0	0.75%	2.9%
12/31/2023	1.43	11	16	1.25%	6.2%	12/31/2023	1.50	3	4	1.00%	6.5%	12/31/2023	1.57	0	0	0.75%	6.8%
12/31/2022	1.35	45	61	1.25%	-13.0%	12/31/2022	1.41	24	35	1.00%	-12.7%	12/31/2022	1.47	0	0	0.75%	-12.5%
12/31/2021	1.55	165	256	1.25%	1.4%	12/31/2021	1.62	28	45	1.00%	1.6%	12/31/2021	1.68	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	9.2%	12/31/2025	$1.96	0	$0	0.25%	9.5%	12/31/2025	$2.06	0	$0	0.00%	9.8%
12/31/2024	1.70	0	0	0.50%	3.2%	12/31/2024	1.79	0	0	0.25%	3.4%	12/31/2024	1.88	0	0	0.00%	3.7%
12/31/2023	1.65	0	0	0.50%	7.0%	12/31/2023	1.73	0	0	0.25%	7.3%	12/31/2023	1.81	0	0	0.00%	7.6%
12/31/2022	1.54	0	0	0.50%	-12.3%	12/31/2022	1.61	0	0	0.25%	-12.1%	12/31/2022	1.68	0	0	0.00%	-11.9%
12/31/2021	1.76	0	0	0.50%	2.1%	12/31/2021	1.83	0	0	0.25%	2.4%	12/31/2021	1.91	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.5%
2023	1.0%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth Opportunities Fund M Class - 06-125

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,214,376	$2,494,154	15,738
Receivables: investments sold	-
Payables: investments purchased	(3,363)
Net assets	$3,211,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,490,532	226,356	$11.00
Band 100	720,481	62,035	11.61
Band 75	-	-	12.26
Band 50	-	-	12.94
Band 25	-	-	13.66
Band 0	-	-	14.42
Total	$3,211,013	288,391

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,083)
Net investment income (loss)			(41,083)

Gain (loss) on investments:
Net realized gain (loss)			397,806
Realized gain distributions			129,801
Net change in unrealized appreciation (depreciation)			140,457
Net gain (loss)			668,064

Increase (decrease) in net assets from operations			$626,981

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,083)	$(32,320)
Net realized gain (loss)		397,806	100,749
Realized gain distributions		129,801	-
Net change in unrealized appreciation (depreciation)		140,457	734,016

Increase (decrease) in net assets from operations		626,981	802,445

Contract owner transactions:
Proceeds from units sold		950,019	1,376,709
Cost of units redeemed		(1,356,524)	(1,452,442)
Account charges		(447)	(532)
Increase (decrease)		(406,952)	(76,265)
Net increase (decrease)		220,029	726,180
Net assets, beginning		2,990,984	2,264,804
Net assets, ending		$3,211,013	$2,990,984

Units sold		94,584	175,568
Units redeemed		(131,661)	(187,052)
Net increase (decrease)		(37,077)	(11,484)
Units outstanding, beginning		325,468	336,952
Units outstanding, ending		288,391	325,468

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,674,531
Cost of units redeemed/account charges			(14,752,656)
Net investment income (loss)			(369,480)
Net realized gain (loss)			1,729,563
Realized gain distributions			1,208,833
Net change in unrealized appreciation (depreciation)			720,222
Net assets			$3,211,013

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.00	226	$2,491	1.25%	20.3%	12/31/2025	$11.61	62	$720	1.00%	20.6%	12/31/2025	$12.26	0	$0	0.75%	20.9%
12/31/2024	9.14	294	2,688	1.25%	36.6%	12/31/2024	9.63	31	303	1.00%	37.0%	12/31/2024	10.14	0	0	0.75%	37.3%
12/31/2023	6.69	306	2,050	1.25%	43.0%	12/31/2023	7.03	31	215	1.00%	43.4%	12/31/2023	7.38	0	0	0.75%	43.7%
12/31/2022	4.68	309	1,444	1.25%	-39.3%	12/31/2022	4.90	22	109	1.00%	-39.2%	12/31/2022	5.14	0	0	0.75%	-39.0%
12/31/2021	7.71	351	2,709	1.25%	9.8%	12/31/2021	8.06	40	322	1.00%	10.0%	12/31/2021	8.42	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.94	0	$0	0.50%	21.2%	12/31/2025	$13.66	0	$0	0.25%	21.5%	12/31/2025	$14.42	0	$0	0.00%	21.9%
12/31/2024	10.67	0	0	0.50%	37.7%	12/31/2024	11.24	0	0	0.25%	38.0%	12/31/2024	11.83	0	0	0.00%	38.4%
12/31/2023	7.75	0	0	0.50%	44.1%	12/31/2023	8.14	0	0	0.25%	44.4%	12/31/2023	8.55	0	0	0.00%	44.8%
12/31/2022	5.38	0	0	0.50%	-38.9%	12/31/2022	5.64	0	0	0.25%	-38.7%	12/31/2022	5.90	0	0	0.00%	-38.6%
12/31/2021	8.80	0	0	0.50%	10.6%	12/31/2021	9.20	0	0	0.25%	10.9%	12/31/2021	9.61	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund M Class - 06-155

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$760,110	$665,363	23,771
Receivables: investments sold	1,275
Payables: investments purchased	-
Net assets	$761,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$761,385	212,392	$3.58
Band 100	-	-	3.78
Band 75	-	-	3.99
Band 50	-	-	4.22
Band 25	-	-	4.45
Band 0	-	-	4.70
Total	$761,385	212,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,520
Mortality & expense charges			(8,588)
Net investment income (loss)			(7,068)

Gain (loss) on investments:
Net realized gain (loss)			33,849
Realized gain distributions			39,033
Net change in unrealized appreciation (depreciation)			30,198
Net gain (loss)			103,080

Increase (decrease) in net assets from operations			$96,012

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,068)	$(10,719)
Net realized gain (loss)		33,849	(141,232)
Realized gain distributions		39,033	-
Net change in unrealized appreciation (depreciation)		30,198	214,444

Increase (decrease) in net assets from operations		96,012	62,493

Contract owner transactions:
Proceeds from units sold		375,035	244,501
Cost of units redeemed		(260,737)	(6,448,705)
Account charges		(906)	(809)
Increase (decrease)		113,392	(6,205,013)
Net increase (decrease)		209,404	(6,142,520)
Net assets, beginning		551,981	6,694,501
Net assets, ending		$761,385	$551,981

Units sold		110,786	84,222
Units redeemed		(78,027)	(2,217,220)
Net increase (decrease)		32,759	(2,132,998)
Units outstanding, beginning		179,633	2,312,631
Units outstanding, ending		212,392	179,633

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,692,715
Cost of units redeemed/account charges			(37,185,608)
Net investment income (loss)			(601,249)
Net realized gain (loss)			3,418,782
Realized gain distributions			341,998
Net change in unrealized appreciation (depreciation)			94,747
Net assets			$761,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.58	212	$761	1.25%	16.7%	12/31/2025	$3.78	0	$0	1.00%	17.0%	12/31/2025	$3.99	0	$0	0.75%	17.2%
12/31/2024	3.07	180	552	1.25%	6.2%	12/31/2024	3.24	0	0	1.00%	6.4%	12/31/2024	3.41	0	0	0.75%	6.7%
12/31/2023	2.89	2,313	6,695	1.25%	25.4%	12/31/2023	3.04	0	0	1.00%	25.7%	12/31/2023	3.19	0	0	0.75%	26.1%
12/31/2022	2.31	2,203	5,085	1.25%	-27.8%	12/31/2022	2.42	0	0	1.00%	-27.7%	12/31/2022	2.53	0	0	0.75%	-27.5%
12/31/2021	3.20	2,642	8,450	1.25%	10.3%	12/31/2021	3.34	0	0	1.00%	10.6%	12/31/2021	3.49	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.22	0	$0	0.50%	17.5%	12/31/2025	$4.45	0	$0	0.25%	17.8%	12/31/2025	$4.70	0	$0	0.00%	18.1%
12/31/2024	3.59	0	0	0.50%	7.0%	12/31/2024	3.78	0	0	0.25%	7.2%	12/31/2024	3.98	0	0	0.00%	7.5%
12/31/2023	3.35	0	0	0.50%	26.4%	12/31/2023	3.52	0	0	0.25%	26.7%	12/31/2023	3.70	0	0	0.00%	27.0%
12/31/2022	2.65	0	0	0.50%	-27.3%	12/31/2022	2.78	0	0	0.25%	-27.1%	12/31/2022	2.91	0	0	0.00%	-26.9%
12/31/2021	3.65	0	0	0.50%	11.2%	12/31/2021	3.82	0	0	0.25%	11.4%	12/31/2021	3.99	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.1%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,133,888	$1,005,310	26,031
Receivables: investments sold	1,329
Payables: investments purchased	-
Net assets	$1,135,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$901,132	218,948	$4.12
Band 100	234,085	54,212	4.32
Band 75	-	-	4.53
Band 50	-	-	4.75
Band 25	-	-	4.99
Band 0	-	-	5.23
Total	$1,135,217	273,160

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,191)
Net investment income (loss)			(12,191)

Gain (loss) on investments:
Net realized gain (loss)			8,734
Realized gain distributions			51,738
Net change in unrealized appreciation (depreciation)			130,496
Net gain (loss)			190,968

Increase (decrease) in net assets from operations			$178,777

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,191)	$(4,753)
Net realized gain (loss)		8,734	26,594
Realized gain distributions		51,738	160,158
Net change in unrealized appreciation (depreciation)		130,496	35,477

Increase (decrease) in net assets from operations		178,777	217,476

Contract owner transactions:
Proceeds from units sold		113,018	77,323
Cost of units redeemed		(120,198)	(208,412)
Account charges		(157)	(806)
Increase (decrease)		(7,337)	(131,895)
Net increase (decrease)		171,440	85,581
Net assets, beginning		963,777	878,196
Net assets, ending		$1,135,217	$963,777

Units sold		30,852	42,902
Units redeemed		(31,271)	(57,031)
Net increase (decrease)		(419)	(14,129)
Units outstanding, beginning		273,579	287,708
Units outstanding, ending		273,160	273,579

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,546,539
Cost of units redeemed/account charges			(18,927,384)
Net investment income (loss)			(412,210)
Net realized gain (loss)			2,707,677
Realized gain distributions			2,092,017
Net change in unrealized appreciation (depreciation)			128,578
Net assets			$1,135,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.12	219	$901	1.25%	18.2%	12/31/2025	$4.32	54	$234	1.00%	18.5%	12/31/2025	$4.53	0	$0	0.75%	18.8%
12/31/2024	3.48	204	710	1.25%	15.1%	12/31/2024	3.64	70	254	1.00%	15.4%	12/31/2024	3.81	0	0	0.75%	15.7%
12/31/2023	3.02	228	689	1.25%	23.9%	12/31/2023	3.16	60	189	1.00%	24.2%	12/31/2023	3.30	0	0	0.75%	24.6%
12/31/2022	2.44	285	695	1.25%	-24.5%	12/31/2022	2.54	56	143	1.00%	-24.4%	12/31/2022	2.65	0	0	0.75%	-24.2%
12/31/2021	3.23	276	894	1.25%	23.3%	12/31/2021	3.36	52	176	1.00%	23.6%	12/31/2021	3.49	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.75	0	$0	0.50%	19.1%	12/31/2025	$4.99	0	$0	0.25%	19.4%	12/31/2025	$5.23	0	$0	0.00%	19.7%
12/31/2024	3.99	0	0	0.50%	16.0%	12/31/2024	4.18	0	0	0.25%	16.3%	12/31/2024	4.37	0	0	0.00%	16.6%
12/31/2023	3.44	0	0	0.50%	24.9%	12/31/2023	3.59	0	0	0.25%	25.2%	12/31/2023	3.75	0	0	0.00%	25.5%
12/31/2022	2.76	0	0	0.50%	-24.0%	12/31/2022	2.87	0	0	0.25%	-23.8%	12/31/2022	2.99	0	0	0.00%	-23.6%
12/31/2021	3.62	0	0	0.50%	24.2%	12/31/2021	3.76	0	0	0.25%	24.5%	12/31/2021	3.91	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.8%
2023	0.1%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$361,704	$300,510	8,269
Receivables: investments sold	-
Payables: investments purchased	17
Net assets	$361,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,721	91,363	$3.96
Band 100	-	-	4.15
Band 75	-	-	4.36
Band 50	-	-	4.57
Band 25	-	-	4.80
Band 0	-	-	5.03
Total	$361,721	91,363

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,338)
Net investment income (loss)			(4,338)

Gain (loss) on investments:
Net realized gain (loss)			6,086
Realized gain distributions			16,946
Net change in unrealized appreciation (depreciation)			38,888
Net gain (loss)			61,920

Increase (decrease) in net assets from operations			$57,582

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,338)	$(1,276)
Net realized gain (loss)		6,086	(10,383)
Realized gain distributions		16,946	62,641
Net change in unrealized appreciation (depreciation)		38,888	34,400

Increase (decrease) in net assets from operations		57,582	85,382

Contract owner transactions:
Proceeds from units sold		12,683	14,796
Cost of units redeemed		(62,371)	(91,642)
Account charges		(85)	(92)
Increase (decrease)		(49,773)	(76,938)
Net increase (decrease)		7,809	8,444
Net assets, beginning		353,912	345,468
Net assets, ending		$361,721	$353,912

Units sold		2,947	22,596
Units redeemed		(17,533)	(26,322)
Net increase (decrease)		(14,586)	(3,726)
Units outstanding, beginning		105,949	109,675
Units outstanding, ending		91,363	105,949

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,362,149
Cost of units redeemed/account charges			(10,310,581)
Net investment income (loss)			(188,127)
Net realized gain (loss)			578,777
Realized gain distributions			858,309
Net change in unrealized appreciation (depreciation)			61,194
Net assets			$361,721

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.96	91	$362	1.25%	18.5%	12/31/2025	$4.15	0	$0	1.00%	18.8%	12/31/2025	$4.36	0	$0	0.75%	19.1%
12/31/2024	3.34	106	354	1.25%	6.0%	12/31/2024	3.50	0	0	1.00%	6.3%	12/31/2024	3.66	0	0	0.75%	6.6%
12/31/2023	3.15	110	345	1.25%	24.3%	12/31/2023	3.29	0	0	1.00%	24.6%	12/31/2023	3.43	0	0	0.75%	24.9%
12/31/2022	2.54	128	323	1.25%	-24.4%	12/31/2022	2.64	0	0	1.00%	-24.2%	12/31/2022	2.75	0	0	0.75%	-24.0%
12/31/2021	3.35	132	443	1.25%	23.6%	12/31/2021	3.48	0	0	1.00%	23.9%	12/31/2021	3.62	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.57	0	$0	0.50%	19.4%	12/31/2025	$4.80	0	$0	0.25%	19.7%	12/31/2025	$5.03	0	$0	0.00%	20.0%
12/31/2024	3.83	0	0	0.50%	6.9%	12/31/2024	4.01	0	0	0.25%	7.1%	12/31/2024	4.19	0	0	0.00%	7.4%
12/31/2023	3.58	0	0	0.50%	25.2%	12/31/2023	3.74	0	0	0.25%	25.5%	12/31/2023	3.90	0	0	0.00%	25.8%
12/31/2022	2.86	0	0	0.50%	-23.8%	12/31/2022	2.98	0	0	0.25%	-23.6%	12/31/2022	3.10	0	0	0.00%	-23.4%
12/31/2021	3.76	0	0	0.50%	24.5%	12/31/2021	3.90	0	0	0.25%	24.8%	12/31/2021	4.05	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.0%
2023	0.3%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund A Class - 06-295

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,583	$221,611	6,553
Receivables: investments sold	93
Payables: investments purchased	-
Net assets	$301,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$301,676	43,856	$6.88
Band 100	-	-	7.15
Band 75	-	-	7.44
Band 50	-	-	7.73
Band 25	-	-	8.04
Band 0	-	-	8.36
Total	$301,676	43,856

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,367)
Net investment income (loss)			(3,367)

Gain (loss) on investments:
Net realized gain (loss)			1,090
Realized gain distributions			28,005
Net change in unrealized appreciation (depreciation)			26,420
Net gain (loss)			55,515

Increase (decrease) in net assets from operations			$52,148

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,367)	$(3,128)
Net realized gain (loss)		1,090	12,469
Realized gain distributions		28,005	13,957
Net change in unrealized appreciation (depreciation)		26,420	49,298

Increase (decrease) in net assets from operations		52,148	72,596

Contract owner transactions:
Proceeds from units sold		2,865	10,793
Cost of units redeemed		(2,543)	(48,203)
Account charges		(3)	(3)
Increase (decrease)		319	(37,413)
Net increase (decrease)		52,467	35,183
Net assets, beginning		249,209	214,026
Net assets, ending		$301,676	$249,209

Units sold		489	2,374
Units redeemed		(520)	(8,700)
Net increase (decrease)		(31)	(6,326)
Units outstanding, beginning		43,887	50,213
Units outstanding, ending		43,856	43,887

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,870,270
Cost of units redeemed/account charges			(15,305,565)
Net investment income (loss)			(391,764)
Net realized gain (loss)			2,065,325
Realized gain distributions			1,983,438
Net change in unrealized appreciation (depreciation)			79,972
Net assets			$301,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.88	44	$302	1.25%	21.1%	12/31/2025	$7.15	0	$0	1.00%	21.4%	12/31/2025	$7.44	0	$0	0.75%	21.7%
12/31/2024	5.68	44	249	1.25%	33.2%	12/31/2024	5.89	0	0	1.00%	33.6%	12/31/2024	6.11	0	0	0.75%	33.9%
12/31/2023	4.26	50	214	1.25%	34.3%	12/31/2023	4.41	0	0	1.00%	34.6%	12/31/2023	4.56	0	0	0.75%	34.9%
12/31/2022	3.17	39	125	1.25%	-28.4%	12/31/2022	3.28	0	0	1.00%	-28.2%	12/31/2022	3.38	0	0	0.75%	-28.0%
12/31/2021	4.43	81	359	1.25%	22.8%	12/31/2021	4.56	0	0	1.00%	23.1%	12/31/2021	4.70	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.73	0	$0	0.50%	22.1%	12/31/2025	$8.04	0	$0	0.25%	22.4%	12/31/2025	$8.36	0	$0	0.00%	22.7%
12/31/2024	6.34	0	0	0.50%	34.2%	12/31/2024	6.57	0	0	0.25%	34.6%	12/31/2024	6.81	0	0	0.00%	34.9%
12/31/2023	4.72	0	0	0.50%	35.3%	12/31/2023	4.88	0	0	0.25%	35.6%	12/31/2023	5.05	0	0	0.00%	36.0%
12/31/2022	3.49	0	0	0.50%	-27.8%	12/31/2022	3.60	0	0	0.25%	-27.7%	12/31/2022	3.72	0	0	0.00%	-27.5%
12/31/2021	4.83	0	0	0.50%	23.7%	12/31/2021	4.98	0	0	0.25%	24.0%	12/31/2021	5.12	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.2%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund M Class - 06-166

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,162,940	$3,143,459	98,802
Receivables: investments sold	-
Payables: investments purchased	(8,308)
Net assets	$4,154,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,929,794	249,311	$7.74
Band 100	2,224,838	272,984	8.15
Band 75	-	-	8.58
Band 50	-	-	9.03
Band 25	-	-	9.51
Band 0	-	-	10.02
Total	$4,154,632	522,295

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,406)
Net investment income (loss)			(42,406)

Gain (loss) on investments:
Net realized gain (loss)			173,986
Realized gain distributions			428,796
Net change in unrealized appreciation (depreciation)			159,537
Net gain (loss)			762,319

Increase (decrease) in net assets from operations			$719,913

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,406)	$(38,255)
Net realized gain (loss)		173,986	74,740
Realized gain distributions		428,796	232,888
Net change in unrealized appreciation (depreciation)		159,537	687,542

Increase (decrease) in net assets from operations		719,913	956,915

Contract owner transactions:
Proceeds from units sold		193,614	456,356
Cost of units redeemed		(662,131)	(340,472)
Account charges		(510)	(886)
Increase (decrease)		(469,027)	114,998
Net increase (decrease)		250,886	1,071,913
Net assets, beginning		3,903,746	2,831,833
Net assets, ending		$4,154,632	$3,903,746

Units sold		25,526	77,680
Units redeemed		(97,301)	(57,926)
Net increase (decrease)		(71,775)	19,754
Units outstanding, beginning		594,070	574,316
Units outstanding, ending		522,295	594,070

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,707,890
Cost of units redeemed/account charges			(27,213,016)
Net investment income (loss)			(1,039,401)
Net realized gain (loss)			3,639,185
Realized gain distributions			6,040,493
Net change in unrealized appreciation (depreciation)			1,019,481
Net assets			$4,154,632

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.74	249	$1,930	1.25%	20.8%	12/31/2025	$8.15	273	$2,225	1.00%	21.1%	12/31/2025	$8.58	0	$0	0.75%	21.4%
12/31/2024	6.41	289	1,851	1.25%	32.9%	12/31/2024	6.73	305	2,053	1.00%	33.2%	12/31/2024	7.07	0	0	0.75%	33.6%
12/31/2023	4.82	298	1,437	1.25%	33.9%	12/31/2023	5.05	276	1,394	1.00%	34.3%	12/31/2023	5.29	0	0	0.75%	34.6%
12/31/2022	3.60	347	1,251	1.25%	-28.5%	12/31/2022	3.76	317	1,194	1.00%	-28.4%	12/31/2022	3.93	0	0	0.75%	-28.2%
12/31/2021	5.04	555	2,795	1.25%	22.5%	12/31/2021	5.25	361	1,895	1.00%	22.8%	12/31/2021	5.47	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.03	0	$0	0.50%	21.7%	12/31/2025	$9.51	0	$0	0.25%	22.1%	12/31/2025	$10.02	0	$0	0.00%	22.4%
12/31/2024	7.42	0	0	0.50%	33.9%	12/31/2024	7.79	0	0	0.25%	34.2%	12/31/2024	8.19	0	0	0.00%	34.6%
12/31/2023	5.54	0	0	0.50%	34.9%	12/31/2023	5.81	0	0	0.25%	35.3%	12/31/2023	6.08	0	0	0.00%	35.6%
12/31/2022	4.11	0	0	0.50%	-28.0%	12/31/2022	4.29	0	0	0.25%	-27.8%	12/31/2022	4.49	0	0	0.00%	-27.6%
12/31/2021	5.71	0	0	0.50%	23.4%	12/31/2021	5.95	0	0	0.25%	23.7%	12/31/2021	6.20	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund I Class - 06-047

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,186	$34,955	2,072
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$31,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,206	20,397	$1.53
Band 100	-	-	1.58
Band 75	-	-	1.62
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$31,206	20,397

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$627
Mortality & expense charges			(427)
Net investment income (loss)			200

Gain (loss) on investments:
Net realized gain (loss)			(46)
Realized gain distributions			2,962
Net change in unrealized appreciation (depreciation)			(2,965)
Net gain (loss)			(49)

Increase (decrease) in net assets from operations			$151

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$200	$203
Net realized gain (loss)		(46)	1
Realized gain distributions		2,962	2,234
Net change in unrealized appreciation (depreciation)		(2,965)	(707)

Increase (decrease) in net assets from operations		151	1,731

Contract owner transactions:
Proceeds from units sold		1,754	3,308
Cost of units redeemed		(7,914)	-
Account charges		(9)	(29)
Increase (decrease)		(6,169)	3,279
Net increase (decrease)		(6,018)	5,010
Net assets, beginning		37,224	32,214
Net assets, ending		$31,206	$37,224

Units sold		1,131	2,253
Units redeemed		(5,133)	(19)
Net increase (decrease)		(4,002)	2,234
Units outstanding, beginning		24,399	22,165
Units outstanding, ending		20,397	24,399

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,142,315
Cost of units redeemed/account charges			(2,333,938)
Net investment income (loss)			23,652
Net realized gain (loss)			5,907
Realized gain distributions			197,039
Net change in unrealized appreciation (depreciation)			(3,769)
Net assets			$31,206

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	20	$31	1.25%	0.3%	12/31/2025	$1.58	0	$0	1.00%	0.5%	12/31/2025	$1.62	0	$0	0.75%	0.8%
12/31/2024	1.53	24	37	1.25%	5.0%	12/31/2024	1.57	0	0	1.00%	5.2%	12/31/2024	1.61	0	0	0.75%	5.5%
12/31/2023	1.45	22	32	1.25%	9.8%	12/31/2023	1.49	0	0	1.00%	10.1%	12/31/2023	1.53	0	0	0.75%	10.4%
12/31/2022	1.32	73	97	1.25%	-28.9%	12/31/2022	1.35	0	0	1.00%	-28.7%	12/31/2022	1.38	0	0	0.75%	-28.5%
12/31/2021	1.86	78	145	1.25%	37.0%	12/31/2021	1.90	0	0	1.00%	37.4%	12/31/2021	1.93	0	0	0.75%	37.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	1.0%	12/31/2025	$1.72	0	$0	0.25%	1.3%	12/31/2025	$1.77	0	$0	0.00%	1.5%
12/31/2024	1.66	0	0	0.50%	5.8%	12/31/2024	1.70	0	0	0.25%	6.0%	12/31/2024	1.75	0	0	0.00%	6.3%
12/31/2023	1.56	0	0	0.50%	10.6%	12/31/2023	1.60	0	0	0.25%	10.9%	12/31/2023	1.64	0	0	0.00%	11.2%
12/31/2022	1.41	0	0	0.50%	-28.3%	12/31/2022	1.45	0	0	0.25%	-28.1%	12/31/2022	1.48	0	0	0.00%	-28.0%
12/31/2021	1.97	0	0	0.50%	38.1%	12/31/2021	2.01	0	0	0.25%	38.4%	12/31/2021	2.05	0	0	0.00%	38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.8%
2023	1.2%
2022	0.8%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund M Class - 06-391

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.85
Band 75	-	-	1.92
Band 50	-	-	1.99
Band 25	-	-	2.06
Band 0	-	-	2.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$491
Mortality & expense charges			(872)
Net investment income (loss)			(381)

Gain (loss) on investments:
Net realized gain (loss)			(10,857)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,121
Net gain (loss)			264

Increase (decrease) in net assets from operations			$(117)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(381)	$151
Net realized gain (loss)		(10,857)	(154)
Realized gain distributions		-	4,107
Net change in unrealized appreciation (depreciation)		11,121	(1,408)

Increase (decrease) in net assets from operations		(117)	2,696

Contract owner transactions:
Proceeds from units sold		69,331	10,221
Cost of units redeemed		(138,814)	-
Account charges		(109)	(221)
Increase (decrease)		(69,592)	10,000
Net increase (decrease)		(69,709)	12,696
Net assets, beginning		69,709	57,013
Net assets, ending		$-	$69,709

Units sold		42,518	5,780
Units redeemed		(81,494)	(125)
Net increase (decrease)		(38,976)	5,655
Units outstanding, beginning		38,976	33,321
Units outstanding, ending		-	38,976

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$962,161
Cost of units redeemed/account charges			(1,082,451)
Net investment income (loss)			(2,292)
Net realized gain (loss)			46,625
Realized gain distributions			75,957
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	1.25%	-0.2%	12/31/2025	$1.85	0	$0	1.00%	0.0%	12/31/2025	$1.92	0	$0	0.75%	0.3%
12/31/2024	1.79	39	70	1.25%	4.5%	12/31/2024	1.85	0	0	1.00%	4.8%	12/31/2024	1.91	0	0	0.75%	5.1%
12/31/2023	1.71	33	57	1.25%	9.2%	12/31/2023	1.77	0	0	1.00%	9.5%	12/31/2023	1.82	0	0	0.75%	9.7%
12/31/2022	1.57	29	45	1.25%	-29.1%	12/31/2022	1.61	0	0	1.00%	-29.0%	12/31/2022	1.66	0	0	0.75%	-28.8%
12/31/2021	2.21	25	56	1.25%	36.5%	12/31/2021	2.27	0	0	1.00%	36.8%	12/31/2021	2.33	0	0	0.75%	37.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	0.5%	12/31/2025	$2.06	0	$0	0.25%	0.8%	12/31/2025	$2.14	0	$0	0.00%	1.0%
12/31/2024	1.98	0	0	0.50%	5.3%	12/31/2024	2.05	0	0	0.25%	5.6%	12/31/2024	2.12	0	0	0.00%	5.9%
12/31/2023	1.88	0	0	0.50%	10.0%	12/31/2023	1.94	0	0	0.25%	10.3%	12/31/2023	2.00	0	0	0.00%	10.6%
12/31/2022	1.71	0	0	0.50%	-28.6%	12/31/2022	1.76	0	0	0.25%	-28.4%	12/31/2022	1.81	0	0	0.00%	-28.3%
12/31/2021	2.39	0	0	0.50%	37.5%	12/31/2021	2.46	0	0	0.25%	37.8%	12/31/2021	2.52	0	0	0.00%	38.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.4%
2023	2.0%
2022	0.8%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund A Class - 06-392

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153	$171	10
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153	83	$1.84
Band 100	-	-	1.91
Band 75	-	-	1.98
Band 50	-	-	2.06
Band 25	-	-	2.13
Band 0	-	-	2.21
Total	$153	83

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2
Mortality & expense charges			(6)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			14
Net change in unrealized appreciation (depreciation)			15
Net gain (loss)			40

Increase (decrease) in net assets from operations			$36

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$5
Net realized gain (loss)		11	-
Realized gain distributions		14	36
Net change in unrealized appreciation (depreciation)		15	(33)

Increase (decrease) in net assets from operations		36	8

Contract owner transactions:
Proceeds from units sold		1,460	592
Cost of units redeemed		(1,943)	-
Account charges		-	-
Increase (decrease)		(483)	592
Net increase (decrease)		(447)	600
Net assets, beginning		600	-
Net assets, ending		$153	$600

Units sold		789	326
Units redeemed		(1,032)	-
Net increase (decrease)		(243)	326
Units outstanding, beginning		326	-
Units outstanding, ending		83	326

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,067,154
Cost of units redeemed/account charges			(6,788,526)
Net investment income (loss)			20,408
Net realized gain (loss)			175,448
Realized gain distributions			525,687
Net change in unrealized appreciation (depreciation)			(18)
Net assets			$153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	1.25%	0.1%	12/31/2025	$1.91	0	$0	1.00%	0.3%	12/31/2025	$1.98	0	$0	0.75%	0.6%
12/31/2024	1.84	0	1	1.25%	4.7%	12/31/2024	1.91	0	0	1.00%	5.0%	12/31/2024	1.97	0	0	0.75%	5.2%
12/31/2023	1.76	0	0	1.25%	9.4%	12/31/2023	1.82	0	0	1.00%	9.7%	12/31/2023	1.87	0	0	0.75%	10.0%
12/31/2022	1.61	0	0	1.25%	-29.0%	12/31/2022	1.66	0	0	1.00%	-28.8%	12/31/2022	1.70	0	0	0.75%	-28.6%
12/31/2021	2.26	0	0	1.25%	36.8%	12/31/2021	2.33	0	0	1.00%	37.1%	12/31/2021	2.39	0	0	0.75%	37.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	0.8%	12/31/2025	$2.13	0	$0	0.25%	1.1%	12/31/2025	$2.21	0	$0	0.00%	1.3%
12/31/2024	2.04	0	0	0.50%	5.5%	12/31/2024	2.11	0	0	0.25%	5.8%	12/31/2024	2.18	0	0	0.00%	6.0%
12/31/2023	1.93	0	0	0.50%	10.2%	12/31/2023	1.99	0	0	0.25%	10.5%	12/31/2023	2.06	0	0	0.00%	10.8%
12/31/2022	1.75	0	0	0.50%	-28.4%	12/31/2022	1.80	0	0	0.25%	-28.3%	12/31/2022	1.86	0	0	0.00%	-28.1%
12/31/2021	2.45	0	0	0.50%	37.8%	12/31/2021	2.52	0	0	0.25%	38.2%	12/31/2021	2.58	0	0	0.00%	38.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	2.3%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund A Class - 06-393

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,938	$42,282	1,425
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$42,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,949	14,895	$2.88
Band 100	-	-	2.99
Band 75	-	-	3.10
Band 50	-	-	3.22
Band 25	-	-	3.33
Band 0	-	-	3.46
Total	$42,949	14,895

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11
Mortality & expense charges			(487)
Net investment income (loss)			(476)

Gain (loss) on investments:
Net realized gain (loss)			(28)
Realized gain distributions			795
Net change in unrealized appreciation (depreciation)			3,783
Net gain (loss)			4,550

Increase (decrease) in net assets from operations			$4,074

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(476)	$28
Net realized gain (loss)		(28)	878
Realized gain distributions		795	4,148
Net change in unrealized appreciation (depreciation)		3,783	(404)

Increase (decrease) in net assets from operations		4,074	4,650

Contract owner transactions:
Proceeds from units sold		1,121	1,643
Cost of units redeemed		-	(10,636)
Account charges		(1)	(1)
Increase (decrease)		1,120	(8,994)
Net increase (decrease)		5,194	(4,344)
Net assets, beginning		37,755	42,099
Net assets, ending		$42,949	$37,755

Units sold		431	643
Units redeemed		-	(3,892)
Net increase (decrease)		431	(3,249)
Units outstanding, beginning		14,464	17,713
Units outstanding, ending		14,895	14,464

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$208,640
Cost of units redeemed/account charges			(199,299)
Net investment income (loss)			(3,950)
Net realized gain (loss)			17,655
Realized gain distributions			19,247
Net change in unrealized appreciation (depreciation)			656
Net assets			$42,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.88	15	$43	1.25%	10.5%	12/31/2025	$2.99	0	$0	1.00%	10.7%	12/31/2025	$3.10	0	$0	0.75%	11.0%
12/31/2024	2.61	14	38	1.25%	9.8%	12/31/2024	2.70	0	0	1.00%	10.1%	12/31/2024	2.79	0	0	0.75%	10.4%
12/31/2023	2.38	18	42	1.25%	16.8%	12/31/2023	2.45	0	0	1.00%	17.1%	12/31/2023	2.53	0	0	0.75%	17.4%
12/31/2022	2.03	17	34	1.25%	-21.7%	12/31/2022	2.09	0	0	1.00%	-21.5%	12/31/2022	2.16	0	0	0.75%	-21.3%
12/31/2021	2.60	16	43	1.25%	29.7%	12/31/2021	2.67	0	0	1.00%	30.0%	12/31/2021	2.74	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	0	$0	0.50%	11.3%	12/31/2025	$3.33	0	$0	0.25%	11.6%	12/31/2025	$3.46	0	$0	0.00%	11.9%
12/31/2024	2.89	0	0	0.50%	10.7%	12/31/2024	2.99	0	0	0.25%	10.9%	12/31/2024	3.09	0	0	0.00%	11.2%
12/31/2023	2.61	0	0	0.50%	17.7%	12/31/2023	2.69	0	0	0.25%	18.0%	12/31/2023	2.78	0	0	0.00%	18.3%
12/31/2022	2.22	0	0	0.50%	-21.1%	12/31/2022	2.28	0	0	0.25%	-20.9%	12/31/2022	2.35	0	0	0.00%	-20.7%
12/31/2021	2.81	0	0	0.50%	30.6%	12/31/2021	2.89	0	0	0.25%	31.0%	12/31/2021	2.96	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.4%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund M Class - 06-275

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,669,530	$1,555,635	64,804
Receivables: investments sold	488
Payables: investments purchased	-
Net assets	$1,670,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,192,201	177,682	$6.71
Band 100	163,408	23,036	7.09
Band 75	-	-	7.50
Band 50	314,409	39,656	7.93
Band 25	-	-	8.38
Band 0	-	-	8.98
Total	$1,670,018	240,374

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$443
Mortality & expense charges			(21,883)
Net investment income (loss)			(21,440)

Gain (loss) on investments:
Net realized gain (loss)			43,185
Realized gain distributions			36,076
Net change in unrealized appreciation (depreciation)			144,955
Net gain (loss)			224,216

Increase (decrease) in net assets from operations			$202,776

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,440)	$8,678
Net realized gain (loss)		43,185	67,568
Realized gain distributions		36,076	274,908
Net change in unrealized appreciation (depreciation)		144,955	(130,717)

Increase (decrease) in net assets from operations		202,776	220,437

Contract owner transactions:
Proceeds from units sold		114,824	453,419
Cost of units redeemed		(836,710)	(663,610)
Account charges		(159)	(610)
Increase (decrease)		(722,045)	(210,801)
Net increase (decrease)		(519,269)	9,636
Net assets, beginning		2,189,287	2,179,651
Net assets, ending		$1,670,018	$2,189,287

Units sold		18,206	88,593
Units redeemed		(126,638)	(120,350)
Net increase (decrease)		(108,432)	(31,757)
Units outstanding, beginning		348,806	380,563
Units outstanding, ending		240,374	348,806

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,093,971
Cost of units redeemed/account charges			(40,559,154)
Net investment income (loss)			(1,013,854)
Net realized gain (loss)			1,491,768
Realized gain distributions			7,543,392
Net change in unrealized appreciation (depreciation)			113,895
Net assets			$1,670,018

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.71	178	$1,192	1.25%	10.2%	12/31/2025	$7.09	23	$163	1.00%	10.5%	12/31/2025	$7.50	0	$0	0.75%	10.7%
12/31/2024	6.09	270	1,644	1.25%	9.5%	12/31/2024	6.42	24	156	1.00%	9.8%	12/31/2024	6.77	0	0	0.75%	10.1%
12/31/2023	5.56	293	1,628	1.25%	16.5%	12/31/2023	5.85	25	146	1.00%	16.8%	12/31/2023	6.15	0	0	0.75%	17.1%
12/31/2022	4.77	323	1,538	1.25%	-21.9%	12/31/2022	5.00	33	166	1.00%	-21.7%	12/31/2022	5.25	0	0	0.75%	-21.5%
12/31/2021	6.11	374	2,286	1.25%	29.3%	12/31/2021	6.39	35	226	1.00%	29.7%	12/31/2021	6.69	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.93	40	$314	0.50%	11.0%	12/31/2025	$8.38	0	$0	0.25%	11.3%	12/31/2025	$8.98	0	$0	0.00%	11.6%
12/31/2024	7.14	54	389	0.50%	10.4%	12/31/2024	7.53	0	0	0.25%	10.7%	12/31/2024	8.05	0	0	0.00%	10.9%
12/31/2023	6.47	63	405	0.50%	17.4%	12/31/2023	6.81	0	0	0.25%	17.7%	12/31/2023	7.26	0	0	0.00%	18.0%
12/31/2022	5.51	65	360	0.50%	-21.3%	12/31/2022	5.78	0	0	0.25%	-21.1%	12/31/2022	6.15	0	0	0.00%	-20.9%
12/31/2021	7.00	97	679	0.50%	30.3%	12/31/2021	7.33	0	0	0.25%	30.6%	12/31/2021	7.78	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.6%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Stock Selector M Class - 06-841

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$274,861	$142,643	3,083
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$274,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,284	15,106	$4.45
Band 100	207,559	45,089	4.60
Band 75	-	-	4.76
Band 50	-	-	4.92
Band 25	-	-	5.08
Band 0	-	-	5.25
Total	$274,843	60,195

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,689)
Net investment income (loss)			(2,689)

Gain (loss) on investments:
Net realized gain (loss)			13,387
Realized gain distributions			11,242
Net change in unrealized appreciation (depreciation)			19,183
Net gain (loss)			43,812

Increase (decrease) in net assets from operations			$41,123

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,689)	$(1,881)
Net realized gain (loss)		13,387	6,730
Realized gain distributions		11,242	9,422
Net change in unrealized appreciation (depreciation)		19,183	24,090

Increase (decrease) in net assets from operations		41,123	38,361

Contract owner transactions:
Proceeds from units sold		11,125	3,386
Cost of units redeemed		(23,016)	(11,687)
Account charges		(39)	(44)
Increase (decrease)		(11,930)	(8,345)
Net increase (decrease)		29,193	30,016
Net assets, beginning		245,650	215,634
Net assets, ending		$274,843	$245,650

Units sold		2,693	961
Units redeemed		(5,443)	(3,205)
Net increase (decrease)		(2,750)	(2,244)
Units outstanding, beginning		62,945	65,189
Units outstanding, ending		60,195	62,945

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$670,217
Cost of units redeemed/account charges			(807,262)
Net investment income (loss)			(34,502)
Net realized gain (loss)			180,267
Realized gain distributions			133,905
Net change in unrealized appreciation (depreciation)			132,218
Net assets			$274,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.45	15	$67	1.25%	16.8%	12/31/2025	$4.60	45	$208	1.00%	17.1%	12/31/2025	$4.76	0	$0	0.75%	17.4%
12/31/2024	3.81	16	60	1.25%	17.7%	12/31/2024	3.93	47	186	1.00%	18.0%	12/31/2024	4.05	0	0	0.75%	18.3%
12/31/2023	3.24	17	56	1.25%	24.7%	12/31/2023	3.33	48	160	1.00%	25.1%	12/31/2023	3.43	0	0	0.75%	25.4%
12/31/2022	2.60	20	52	1.25%	-21.0%	12/31/2022	2.66	49	130	1.00%	-20.8%	12/31/2022	2.73	0	0	0.75%	-20.6%
12/31/2021	3.29	38	125	1.25%	21.0%	12/31/2021	3.36	56	187	1.00%	21.3%	12/31/2021	3.44	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.92	0	$0	0.50%	17.7%	12/31/2025	$5.08	0	$0	0.25%	17.9%	12/31/2025	$5.25	0	$0	0.00%	18.2%
12/31/2024	4.18	0	0	0.50%	18.6%	12/31/2024	4.31	0	0	0.25%	18.9%	12/31/2024	4.44	0	0	0.00%	19.2%
12/31/2023	3.52	0	0	0.50%	25.7%	12/31/2023	3.62	0	0	0.25%	26.0%	12/31/2023	3.73	0	0	0.00%	26.3%
12/31/2022	2.80	0	0	0.50%	-20.4%	12/31/2022	2.88	0	0	0.25%	-20.2%	12/31/2022	2.95	0	0	0.00%	-20.0%
12/31/2021	3.52	0	0	0.50%	21.9%	12/31/2021	3.60	0	0	0.25%	22.2%	12/31/2021	3.69	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.3%
2023	0.2%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,326	$47,382	1,122
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$48,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,425	8,345	$5.80
Band 100	-	-	6.13
Band 75	-	-	6.49
Band 50	-	-	6.86
Band 25	-	-	7.25
Band 0	-	-	7.74
Total	$48,425	8,345

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$155
Mortality & expense charges			(1,528)
Net investment income (loss)			(1,373)

Gain (loss) on investments:
Net realized gain (loss)			28,885
Realized gain distributions			3,450
Net change in unrealized appreciation (depreciation)			(29,033)
Net gain (loss)			3,302

Increase (decrease) in net assets from operations			$1,929

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,373)	$(3,255)
Net realized gain (loss)		28,885	5,628
Realized gain distributions		3,450	7,338
Net change in unrealized appreciation (depreciation)		(29,033)	17,249

Increase (decrease) in net assets from operations		1,929	26,960

Contract owner transactions:
Proceeds from units sold		24,478	44,543
Cost of units redeemed		(259,895)	(47,033)
Account charges		(42)	(56)
Increase (decrease)		(235,459)	(2,546)
Net increase (decrease)		(233,530)	24,414
Net assets, beginning		281,955	257,541
Net assets, ending		$48,425	$281,955

Units sold		4,513	9,874
Units redeemed		(48,890)	(10,366)
Net increase (decrease)		(44,377)	(492)
Units outstanding, beginning		52,722	53,214
Units outstanding, ending		8,345	52,722

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,143,348
Cost of units redeemed/account charges			(2,416,894)
Net investment income (loss)			(49,800)
Net realized gain (loss)			126,892
Realized gain distributions			243,935
Net change in unrealized appreciation (depreciation)			944
Net assets			$48,425

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.80	8	$48	1.25%	8.5%	12/31/2025	$6.13	0	$0	1.00%	8.8%	12/31/2025	$6.49	0	$0	0.75%	9.0%
12/31/2024	5.35	53	282	1.25%	10.5%	12/31/2024	5.64	0	0	1.00%	10.8%	12/31/2024	5.95	0	0	0.75%	11.1%
12/31/2023	4.84	53	258	1.25%	15.1%	12/31/2023	5.09	0	0	1.00%	15.4%	12/31/2023	5.36	0	0	0.75%	15.7%
12/31/2022	4.20	49	205	1.25%	-15.4%	12/31/2022	4.41	0	0	1.00%	-15.2%	12/31/2022	4.63	0	0	0.75%	-14.9%
12/31/2021	4.97	27	135	1.25%	21.1%	12/31/2021	5.20	0	0	1.00%	21.4%	12/31/2021	5.44	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.86	0	$0	0.50%	9.3%	12/31/2025	$7.25	0	$0	0.25%	9.6%	12/31/2025	$7.74	0	$0	0.00%	9.9%
12/31/2024	6.27	0	0	0.50%	11.3%	12/31/2024	6.61	0	0	0.25%	11.6%	12/31/2024	7.04	0	0	0.00%	11.9%
12/31/2023	5.63	0	0	0.50%	16.0%	12/31/2023	5.93	0	0	0.25%	16.3%	12/31/2023	6.29	0	0	0.00%	16.6%
12/31/2022	4.86	0	0	0.50%	-14.7%	12/31/2022	5.10	0	0	0.25%	-14.5%	12/31/2022	5.40	0	0	0.00%	-14.3%
12/31/2021	5.70	0	0	0.50%	22.0%	12/31/2021	5.96	0	0	0.25%	22.3%	12/31/2021	6.30	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.4%
2022	0.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,700	$44,305	2,625
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$45,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,740	20,502	$2.23
Band 100	-	-	2.30
Band 75	-	-	2.37
Band 50	-	-	2.44
Band 25	-	-	2.52
Band 0	-	-	2.60
Total	$45,740	20,502

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$905
Mortality & expense charges			(502)
Net investment income (loss)			403

Gain (loss) on investments:
Net realized gain (loss)			209
Realized gain distributions			2,284
Net change in unrealized appreciation (depreciation)			1,411
Net gain (loss)			3,904

Increase (decrease) in net assets from operations			$4,307

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$403	$201
Net realized gain (loss)		209	1,212
Realized gain distributions		2,284	901
Net change in unrealized appreciation (depreciation)		1,411	223

Increase (decrease) in net assets from operations		4,307	2,537

Contract owner transactions:
Proceeds from units sold		10,459	112,801
Cost of units redeemed		(3,200)	(163,072)
Account charges		(9)	(5)
Increase (decrease)		7,250	(50,276)
Net increase (decrease)		11,557	(47,739)
Net assets, beginning		34,183	81,922
Net assets, ending		$45,740	$34,183

Units sold		4,991	60,580
Units redeemed		(1,503)	(88,221)
Net increase (decrease)		3,488	(27,641)
Units outstanding, beginning		17,014	44,655
Units outstanding, ending		20,502	17,014

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,884,325
Cost of units redeemed/account charges			(4,475,604)
Net investment income (loss)			105,351
Net realized gain (loss)			280,240
Realized gain distributions			250,033
Net change in unrealized appreciation (depreciation)			1,395
Net assets			$45,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	21	$46	1.25%	11.0%	12/31/2025	$2.30	0	$0	1.00%	11.3%	12/31/2025	$2.37	0	$0	0.75%	11.6%
12/31/2024	2.01	17	34	1.25%	9.5%	12/31/2024	2.07	0	0	1.00%	9.8%	12/31/2024	2.12	0	0	0.75%	10.1%
12/31/2023	1.83	45	82	1.25%	7.6%	12/31/2023	1.88	0	0	1.00%	7.9%	12/31/2023	1.93	0	0	0.75%	8.1%
12/31/2022	1.71	0	0	1.25%	-11.5%	12/31/2022	1.74	0	0	1.00%	-11.3%	12/31/2022	1.78	0	0	0.75%	-11.1%
12/31/2021	1.93	0	0	1.25%	17.0%	12/31/2021	1.97	0	0	1.00%	17.2%	12/31/2021	2.01	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	0	$0	0.50%	11.9%	12/31/2025	$2.52	0	$0	0.25%	12.2%	12/31/2025	$2.60	0	$0	0.00%	12.4%
12/31/2024	2.18	0	0	0.50%	10.3%	12/31/2024	2.25	0	0	0.25%	10.6%	12/31/2024	2.31	0	0	0.00%	10.9%
12/31/2023	1.98	0	0	0.50%	8.4%	12/31/2023	2.03	0	0	0.25%	8.7%	12/31/2023	2.08	0	0	0.00%	8.9%
12/31/2022	1.83	0	0	0.50%	-10.9%	12/31/2022	1.87	0	0	0.25%	-10.6%	12/31/2022	1.91	0	0	0.00%	-10.4%
12/31/2021	2.05	0	0	0.50%	17.8%	12/31/2021	2.09	0	0	0.25%	18.1%	12/31/2021	2.13	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	1.3%
2023	0.0%
2022	0.0%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Income Fund A Class - 06-110

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,044,494	$1,029,558	88,891
Receivables: investments sold	14,201
Payables: investments purchased	-
Net assets	$1,058,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,058,695	708,644	$1.49
Band 100	-	-	1.55
Band 75	-	-	1.61
Band 50	-	-	1.67
Band 25	-	-	1.74
Band 0	-	-	1.81
Total	$1,058,695	708,644

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,482
Mortality & expense charges			(9,805)
Net investment income (loss)			23,677

Gain (loss) on investments:
Net realized gain (loss)			(453)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,697
Net gain (loss)			31,244

Increase (decrease) in net assets from operations			$54,921

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,677	$17,483
Net realized gain (loss)		(453)	(1,842)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,697	12,565

Increase (decrease) in net assets from operations		54,921	28,206

Contract owner transactions:
Proceeds from units sold		356,384	111,368
Cost of units redeemed		(41,255)	(58,483)
Account charges		(287)	(207)
Increase (decrease)		314,842	52,678
Net increase (decrease)		369,763	80,884
Net assets, beginning		688,932	608,048
Net assets, ending		$1,058,695	$688,932

Units sold		243,275	81,462
Units redeemed		(29,612)	(42,397)
Net increase (decrease)		213,663	39,065
Units outstanding, beginning		494,981	455,916
Units outstanding, ending		708,644	494,981

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,846,369
Cost of units redeemed/account charges			(945,369)
Net investment income (loss)			116,225
Net realized gain (loss)			(425)
Realized gain distributions			26,959
Net change in unrealized appreciation (depreciation)			14,936
Net assets			$1,058,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	709	$1,059	1.25%	7.3%	12/31/2025	$1.55	0	$0	1.00%	7.6%	12/31/2025	$1.61	0	$0	0.75%	7.9%
12/31/2024	1.39	495	689	1.25%	4.4%	12/31/2024	1.44	0	0	1.00%	4.6%	12/31/2024	1.49	0	0	0.75%	4.9%
12/31/2023	1.33	456	608	1.25%	7.8%	12/31/2023	1.38	0	0	1.00%	8.1%	12/31/2023	1.42	0	0	0.75%	8.4%
12/31/2022	1.24	378	467	1.25%	-12.4%	12/31/2022	1.28	0	0	1.00%	-12.2%	12/31/2022	1.31	0	0	0.75%	-12.0%
12/31/2021	1.41	358	505	1.25%	2.3%	12/31/2021	1.45	0	0	1.00%	2.5%	12/31/2021	1.49	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	8.1%	12/31/2025	$1.74	0	$0	0.25%	8.4%	12/31/2025	$1.81	0	$0	0.00%	8.7%
12/31/2024	1.55	0	0	0.50%	5.2%	12/31/2024	1.60	0	0	0.25%	5.4%	12/31/2024	1.66	0	0	0.00%	5.7%
12/31/2023	1.47	0	0	0.50%	8.6%	12/31/2023	1.52	0	0	0.25%	8.9%	12/31/2023	1.57	0	0	0.00%	9.2%
12/31/2022	1.36	0	0	0.50%	-11.7%	12/31/2022	1.40	0	0	0.25%	-11.5%	12/31/2022	1.44	0	0	0.00%	-11.3%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.58	0	0	0.25%	3.3%	12/31/2021	1.62	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	4.0%
2023	4.1%
2022	3.1%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund I Class - 06-027

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,793,980	$10,054,448	1,019,888
Receivables: investments sold	58,080
Payables: investments purchased	-
Net assets	$9,852,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,852,060	8,111,282	$1.21
Band 100	-	-	1.25
Band 75	-	-	1.29
Band 50	-	-	1.33
Band 25	-	-	1.37
Band 0	-	-	1.41
Total	$9,852,060	8,111,282

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$418,519
Mortality & expense charges			(120,098)
Net investment income (loss)			298,421

Gain (loss) on investments:
Net realized gain (loss)			(81,399)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			343,651
Net gain (loss)			262,252

Increase (decrease) in net assets from operations			$560,673

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$298,421	$280,300
Net realized gain (loss)		(81,399)	(328,545)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		343,651	127,268

Increase (decrease) in net assets from operations		560,673	79,023

Contract owner transactions:
Proceeds from units sold		1,600,836	3,269,492
Cost of units redeemed		(1,802,812)	(3,501,630)
Account charges		(6,924)	(6,111)
Increase (decrease)		(208,900)	(238,249)
Net increase (decrease)		351,773	(159,226)
Net assets, beginning		9,500,287	9,659,513
Net assets, ending		$9,852,060	$9,500,287

Units sold		1,366,722	2,866,882
Units redeemed		(1,556,280)	(3,104,023)
Net increase (decrease)		(189,558)	(237,141)
Units outstanding, beginning		8,300,840	8,537,981
Units outstanding, ending		8,111,282	8,300,840

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,835,755
Cost of units redeemed/account charges			(27,817,959)
Net investment income (loss)			1,601,363
Net realized gain (loss)			(709,082)
Realized gain distributions			202,451
Net change in unrealized appreciation (depreciation)			(260,468)
Net assets			$9,852,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	8,111	$9,852	1.25%	6.1%	12/31/2025	$1.25	0	$0	1.00%	6.4%	12/31/2025	$1.29	0	$0	0.75%	6.7%
12/31/2024	1.14	8,301	9,500	1.25%	1.2%	12/31/2024	1.18	0	0	1.00%	1.4%	12/31/2024	1.21	0	0	0.75%	1.7%
12/31/2023	1.13	8,538	9,660	1.25%	5.8%	12/31/2023	1.16	0	0	1.00%	6.1%	12/31/2023	1.19	0	0	0.75%	6.4%
12/31/2022	1.07	7,517	8,035	1.25%	-14.0%	12/31/2022	1.09	0	0	1.00%	-13.8%	12/31/2022	1.12	0	0	0.75%	-13.5%
12/31/2021	1.24	7,435	9,238	1.25%	-1.4%	12/31/2021	1.27	0	0	1.00%	-1.1%	12/31/2021	1.29	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	6.9%	12/31/2025	$1.37	0	$0	0.25%	7.2%	12/31/2025	$1.41	0	$0	0.00%	7.5%
12/31/2024	1.24	0	0	0.50%	1.9%	12/31/2024	1.28	0	0	0.25%	2.2%	12/31/2024	1.31	0	0	0.00%	2.4%
12/31/2023	1.22	0	0	0.50%	6.6%	12/31/2023	1.25	0	0	0.25%	6.9%	12/31/2023	1.28	0	0	0.00%	7.2%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.17	0	0	0.25%	-13.1%	12/31/2022	1.20	304	364	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	-0.6%	12/31/2021	1.35	0	0	0.25%	-0.4%	12/31/2021	1.37	89	122	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	4.1%
2023	4.2%
2022	3.1%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund M Class - 06-044

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,248,179	$1,234,651	124,871
Receivables: investments sold	-
Payables: investments purchased	(41,921)
Net assets	$1,206,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,206,258	1,024,400	$1.18
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.37
Total	$1,206,258	1,024,400

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,076
Mortality & expense charges			(13,957)
Net investment income (loss)			32,119

Gain (loss) on investments:
Net realized gain (loss)			(713)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,501
Net gain (loss)			30,788

Increase (decrease) in net assets from operations			$62,907

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,119	$33,504
Net realized gain (loss)		(713)	(55,199)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,501	39,009

Increase (decrease) in net assets from operations		62,907	17,314

Contract owner transactions:
Proceeds from units sold		599,356	1,118,672
Cost of units redeemed		(438,354)	(1,245,172)
Account charges		(1,216)	(1,108)
Increase (decrease)		159,786	(127,608)
Net increase (decrease)		222,693	(110,294)
Net assets, beginning		983,565	1,093,859
Net assets, ending		$1,206,258	$983,565

Units sold		522,195	1,059,909
Units redeemed		(382,083)	(1,168,053)
Net increase (decrease)		140,112	(108,144)
Units outstanding, beginning		884,288	992,432
Units outstanding, ending		1,024,400	884,288

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,729,189
Cost of units redeemed/account charges			(5,606,177)
Net investment income (loss)			149,580
Net realized gain (loss)			(103,023)
Realized gain distributions			23,161
Net change in unrealized appreciation (depreciation)			13,528
Net assets			$1,206,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	1,024	$1,206	1.25%	5.9%	12/31/2025	$1.21	0	$0	1.00%	6.1%	12/31/2025	$1.25	0	$0	0.75%	6.4%
12/31/2024	1.11	884	984	1.25%	0.9%	12/31/2024	1.14	0	0	1.00%	1.2%	12/31/2024	1.18	0	0	0.75%	1.4%
12/31/2023	1.10	992	1,094	1.25%	5.6%	12/31/2023	1.13	0	0	1.00%	5.8%	12/31/2023	1.16	0	0	0.75%	6.1%
12/31/2022	1.04	734	766	1.25%	-14.3%	12/31/2022	1.07	0	0	1.00%	-14.0%	12/31/2022	1.09	0	0	0.75%	-13.8%
12/31/2021	1.22	636	774	1.25%	-1.5%	12/31/2021	1.24	0	0	1.00%	-1.3%	12/31/2021	1.27	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	6.7%	12/31/2025	$1.33	0	$0	0.25%	6.9%	12/31/2025	$1.37	0	$0	0.00%	7.2%
12/31/2024	1.21	0	0	0.50%	1.7%	12/31/2024	1.24	0	0	0.25%	1.9%	12/31/2024	1.28	0	0	0.00%	2.2%
12/31/2023	1.19	0	0	0.50%	6.4%	12/31/2023	1.22	0	0	0.25%	6.6%	12/31/2023	1.25	0	0	0.00%	6.9%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.17	0	0	0.00%	-13.2%
12/31/2021	1.29	0	0	0.50%	-0.8%	12/31/2021	1.32	0	0	0.25%	-0.6%	12/31/2021	1.35	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.6%
2023	3.8%
2022	2.8%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund M Class - 06-323

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,002	$37,086	1,140
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$40,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,005	13,069	$3.06
Band 100	-	-	3.20
Band 75	-	-	3.35
Band 50	-	-	3.51
Band 25	-	-	3.67
Band 0	-	-	3.84
Total	$40,005	13,069

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$308
Mortality & expense charges			(442)
Net investment income (loss)			(134)

Gain (loss) on investments:
Net realized gain (loss)			35
Realized gain distributions			2,710
Net change in unrealized appreciation (depreciation)			840
Net gain (loss)			3,585

Increase (decrease) in net assets from operations			$3,451

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(134)	$(192)
Net realized gain (loss)		35	75
Realized gain distributions		2,710	3,588
Net change in unrealized appreciation (depreciation)		840	(1,421)

Increase (decrease) in net assets from operations		3,451	2,050

Contract owner transactions:
Proceeds from units sold		2,773	12,667
Cost of units redeemed		(12)	(12)
Account charges		-	-
Increase (decrease)		2,761	12,655
Net increase (decrease)		6,212	14,705
Net assets, beginning		33,793	19,088
Net assets, ending		$40,005	$33,793

Units sold		991	4,682
Units redeemed		(4)	(4)
Net increase (decrease)		987	4,678
Units outstanding, beginning		12,082	7,404
Units outstanding, ending		13,069	12,082

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$120,022
Cost of units redeemed/account charges			(85,197)
Net investment income (loss)			(329)
Net realized gain (loss)			(3,705)
Realized gain distributions			6,298
Net change in unrealized appreciation (depreciation)			2,916
Net assets			$40,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	13	$40	1.25%	9.4%	12/31/2025	$3.20	0	$0	1.00%	9.7%	12/31/2025	$3.35	0	$0	0.75%	10.0%
12/31/2024	2.80	12	34	1.25%	8.5%	12/31/2024	2.92	0	0	1.00%	8.8%	12/31/2024	3.05	0	0	0.75%	9.0%
12/31/2023	2.58	7	19	1.25%	17.6%	12/31/2023	2.68	0	0	1.00%	17.9%	12/31/2023	2.79	0	0	0.75%	18.2%
12/31/2022	2.19	6	14	1.25%	-10.7%	12/31/2022	2.28	0	0	1.00%	-10.5%	12/31/2022	2.36	0	0	0.75%	-10.3%
12/31/2021	2.46	0	0	1.25%	32.8%	12/31/2021	2.54	0	0	1.00%	33.1%	12/31/2021	2.63	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	0.50%	10.3%	12/31/2025	$3.67	0	$0	0.25%	10.5%	12/31/2025	$3.84	0	$0	0.00%	10.8%
12/31/2024	3.18	0	0	0.50%	9.3%	12/31/2024	3.32	0	0	0.25%	9.6%	12/31/2024	3.47	0	0	0.00%	9.9%
12/31/2023	2.91	0	0	0.50%	18.5%	12/31/2023	3.03	0	0	0.25%	18.8%	12/31/2023	3.15	0	0	0.00%	19.1%
12/31/2022	2.46	0	0	0.50%	-10.1%	12/31/2022	2.55	0	0	0.25%	-9.8%	12/31/2022	2.65	0	0	0.00%	-9.6%
12/31/2021	2.73	0	0	0.50%	33.8%	12/31/2021	2.83	0	0	0.25%	34.1%	12/31/2021	2.93	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.5%
2023	0.7%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund A Class - 06-322

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,342	$52,473	1,641
Receivables: investments sold	1,036
Payables: investments purchased	-
Net assets	$58,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,378	18,201	$3.21
Band 100	-	-	3.36
Band 75	-	-	3.51
Band 50	-	-	3.67
Band 25	-	-	3.85
Band 0	-	-	4.02
Total	$58,378	18,201

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$555
Mortality & expense charges			(914)
Net investment income (loss)			(359)

Gain (loss) on investments:
Net realized gain (loss)			8,849
Realized gain distributions			3,824
Net change in unrealized appreciation (depreciation)			(8,429)
Net gain (loss)			4,244

Increase (decrease) in net assets from operations			$3,885

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(359)	$(426)
Net realized gain (loss)		8,849	201
Realized gain distributions		3,824	9,858
Net change in unrealized appreciation (depreciation)		(8,429)	(3,201)

Increase (decrease) in net assets from operations		3,885	6,432

Contract owner transactions:
Proceeds from units sold		18,580	19,084
Cost of units redeemed		(58,288)	-
Account charges		(18)	(16)
Increase (decrease)		(39,726)	19,068
Net increase (decrease)		(35,841)	25,500
Net assets, beginning		94,219	68,719
Net assets, ending		$58,378	$94,219

Units sold		6,374	6,663
Units redeemed		(20,393)	(5)
Net increase (decrease)		(14,019)	6,658
Units outstanding, beginning		32,220	25,562
Units outstanding, ending		18,201	32,220

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$122,154
Cost of units redeemed/account charges			(104,915)
Net investment income (loss)			(3,003)
Net realized gain (loss)			18,165
Realized gain distributions			21,108
Net change in unrealized appreciation (depreciation)			4,869
Net assets			$58,378

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.21	18	$58	1.25%	9.7%	12/31/2025	$3.36	0	$0	1.00%	10.0%	12/31/2025	$3.51	0	$0	0.75%	10.2%
12/31/2024	2.92	32	94	1.25%	8.8%	12/31/2024	3.05	0	0	1.00%	9.0%	12/31/2024	3.19	0	0	0.75%	9.3%
12/31/2023	2.69	26	69	1.25%	17.9%	12/31/2023	2.80	0	0	1.00%	18.2%	12/31/2023	2.91	0	0	0.75%	18.5%
12/31/2022	2.28	22	50	1.25%	-10.5%	12/31/2022	2.37	0	0	1.00%	-10.3%	12/31/2022	2.46	0	0	0.75%	-10.1%
12/31/2021	2.55	19	48	1.25%	33.1%	12/31/2021	2.64	0	0	1.00%	33.4%	12/31/2021	2.73	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	0	$0	0.50%	10.5%	12/31/2025	$3.85	0	$0	0.25%	10.8%	12/31/2025	$4.02	0	$0	0.00%	11.1%
12/31/2024	3.33	0	0	0.50%	9.6%	12/31/2024	3.47	0	0	0.25%	9.9%	12/31/2024	3.62	0	0	0.00%	10.2%
12/31/2023	3.03	0	0	0.50%	18.8%	12/31/2023	3.16	0	0	0.25%	19.1%	12/31/2023	3.29	0	0	0.00%	19.4%
12/31/2022	2.55	0	0	0.50%	-9.8%	12/31/2022	2.65	0	0	0.25%	-9.6%	12/31/2022	2.75	0	0	0.00%	-9.4%
12/31/2021	2.83	0	0	0.50%	34.1%	12/31/2021	2.93	0	0	0.25%	34.4%	12/31/2021	3.04	0	0	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.7%
2023	0.9%
2022	0.4%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 06-230

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,919,262	$10,471,464	676,461
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$11,919,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,919,247	2,136,393	$5.58
Band 100	-	-	5.90
Band 75	-	-	6.24
Band 50	-	-	6.59
Band 25	-	-	6.97
Band 0	-	-	8.39
Total	$11,919,247	2,136,393

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$287,151
Mortality & expense charges			(147,126)
Net investment income (loss)			140,025

Gain (loss) on investments:
Net realized gain (loss)			148,771
Realized gain distributions			546,858
Net change in unrealized appreciation (depreciation)			653,913
Net gain (loss)			1,349,542

Increase (decrease) in net assets from operations			$1,489,567

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$140,025	$129,703
Net realized gain (loss)		148,771	181,153
Realized gain distributions		546,858	80,784
Net change in unrealized appreciation (depreciation)		653,913	494,897

Increase (decrease) in net assets from operations		1,489,567	886,537

Contract owner transactions:
Proceeds from units sold		486,203	584,231
Cost of units redeemed		(1,853,143)	(2,766,119)
Account charges		(4,711)	(4,138)
Increase (decrease)		(1,371,651)	(2,186,026)
Net increase (decrease)		117,916	(1,299,489)
Net assets, beginning		11,801,331	13,100,820
Net assets, ending		$11,919,247	$11,801,331

Units sold		97,101	124,827
Units redeemed		(362,714)	(579,766)
Net increase (decrease)		(265,613)	(454,939)
Units outstanding, beginning		2,402,006	2,856,945
Units outstanding, ending		2,136,393	2,402,006

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$255,611,513
Cost of units redeemed/account charges			(303,514,667)
Net investment income (loss)			40,983,020
Net realized gain (loss)			(2,806,417)
Realized gain distributions			20,198,000
Net change in unrealized appreciation (depreciation)			1,447,798
Net assets			$11,919,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.58	2,136	$11,919	1.25%	13.6%	12/31/2025	$5.90	0	$0	1.00%	13.8%	12/31/2025	$6.24	0	$0	0.75%	14.1%
12/31/2024	4.91	2,402	11,801	1.25%	7.1%	12/31/2024	5.18	0	0	1.00%	7.4%	12/31/2024	5.46	0	0	0.75%	7.7%
12/31/2023	4.59	2,857	13,101	1.25%	11.5%	12/31/2023	4.82	0	0	1.00%	11.8%	12/31/2023	5.07	0	0	0.75%	12.1%
12/31/2022	4.11	3,045	12,517	1.25%	-16.0%	12/31/2022	4.31	0	0	1.00%	-15.8%	12/31/2022	4.53	0	0	0.75%	-15.6%
12/31/2021	4.89	3,701	18,110	1.25%	8.6%	12/31/2021	5.12	0	0	1.00%	8.8%	12/31/2021	5.36	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.59	0	$0	0.50%	14.4%	12/31/2025	$6.97	0	$0	0.25%	14.7%	12/31/2025	$8.39	0	$0	0.00%	15.0%
12/31/2024	5.76	0	0	0.50%	8.0%	12/31/2024	6.08	0	0	0.25%	8.2%	12/31/2024	7.30	0	0	0.00%	8.5%
12/31/2023	5.34	0	0	0.50%	12.4%	12/31/2023	5.61	0	0	0.25%	12.7%	12/31/2023	6.73	0	0	0.00%	12.9%
12/31/2022	4.75	0	0	0.50%	-15.4%	12/31/2022	4.98	0	0	0.25%	-15.1%	12/31/2022	5.96	0	0	0.00%	-14.9%
12/31/2021	5.61	0	0	0.50%	9.4%	12/31/2021	5.87	0	0	0.25%	9.6%	12/31/2021	7.00	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.3%
2023	2.3%
2022	1.8%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 06-245

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,473,330	$55,562,516	1,176,626
Receivables: investments sold	-
Payables: investments purchased	(5,148)
Net assets	$70,468,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,468,182	2,963,055	$23.78
Band 100	-	-	25.14
Band 75	-	-	26.58
Band 50	-	-	28.10
Band 25	-	-	29.71
Band 0	-	-	34.93
Total	$70,468,182	2,963,055

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,707
Mortality & expense charges			(1,309,390)
Net investment income (loss)			(1,216,683)

Gain (loss) on investments:
Net realized gain (loss)			24,637,603
Realized gain distributions			11,983,382
Net change in unrealized appreciation (depreciation)			(15,676,302)
Net gain (loss)			20,944,683

Increase (decrease) in net assets from operations			$19,728,000

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,216,683)	$(1,093,995)
Net realized gain (loss)		24,637,603	3,739,628
Realized gain distributions		11,983,382	12,127,439
Net change in unrealized appreciation (depreciation)		(15,676,302)	12,635,795

Increase (decrease) in net assets from operations		19,728,000	27,408,867

Contract owner transactions:
Proceeds from units sold		6,419,515	5,200,290
Cost of units redeemed		(63,336,721)	(11,702,596)
Account charges		(13,831)	(14,353)
Increase (decrease)		(56,931,037)	(6,516,659)
Net increase (decrease)		(37,203,037)	20,892,208
Net assets, beginning		107,671,219	86,779,011
Net assets, ending		$70,468,182	$107,671,219

Units sold		317,140	326,184
Units redeemed		(2,785,711)	(678,415)
Net increase (decrease)		(2,468,571)	(352,231)
Units outstanding, beginning		5,431,626	5,783,857
Units outstanding, ending		2,963,055	5,431,626

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$471,517,171
Cost of units redeemed/account charges			(648,193,302)
Net investment income (loss)			(2,629,075)
Net realized gain (loss)			91,146,852
Realized gain distributions			143,715,722
Net change in unrealized appreciation (depreciation)			14,910,814
Net assets			$70,468,182

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.78	2,963	$70,468	1.25%	20.0%	12/31/2025	$25.14	0	$0	1.00%	20.3%	12/31/2025	$26.58	0	$0	0.75%	20.6%
12/31/2024	19.82	5,432	107,671	1.25%	32.1%	12/31/2024	20.90	0	0	1.00%	32.5%	12/31/2024	22.05	0	0	0.75%	32.8%
12/31/2023	15.00	5,784	86,779	1.25%	31.8%	12/31/2023	15.78	0	0	1.00%	32.1%	12/31/2023	16.60	0	0	0.75%	32.5%
12/31/2022	11.38	4,959	56,449	1.25%	-27.2%	12/31/2022	11.94	0	0	1.00%	-27.0%	12/31/2022	12.53	0	0	0.75%	-26.9%
12/31/2021	15.64	6,937	108,518	1.25%	26.2%	12/31/2021	16.37	0	0	1.00%	26.6%	12/31/2021	17.14	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$28.10	0	$0	0.50%	20.9%	12/31/2025	$29.71	0	$0	0.25%	21.2%	12/31/2025	$34.93	0	$0	0.00%	21.5%
12/31/2024	23.25	0	0	0.50%	33.1%	12/31/2024	24.52	0	0	0.25%	33.5%	12/31/2024	28.75	0	0	0.00%	33.8%
12/31/2023	17.46	0	0	0.50%	32.8%	12/31/2023	18.37	0	0	0.25%	33.1%	12/31/2023	21.49	0	0	0.00%	33.5%
12/31/2022	13.15	0	0	0.50%	-26.7%	12/31/2022	13.80	0	0	0.25%	-26.5%	12/31/2022	16.10	0	0	0.00%	-26.3%
12/31/2021	17.94	0	0	0.50%	27.2%	12/31/2021	18.77	0	0	0.25%	27.5%	12/31/2021	21.85	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.5%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 06-205

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,790,331	$9,552,259	402,485
Receivables: investments sold	54,831
Payables: investments purchased	-
Net assets	$11,845,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,845,162	1,236,077	$9.58
Band 100	-	-	10.13
Band 75	-	-	10.71
Band 50	-	-	11.32
Band 25	-	-	11.97
Band 0	-	-	14.07
Total	$11,845,162	1,236,077

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$200,020
Mortality & expense charges			(139,770)
Net investment income (loss)			60,250

Gain (loss) on investments:
Net realized gain (loss)			253,478
Realized gain distributions			619,751
Net change in unrealized appreciation (depreciation)			881,284
Net gain (loss)			1,754,513

Increase (decrease) in net assets from operations			$1,814,763

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,250	$56,157
Net realized gain (loss)		253,478	183,600
Realized gain distributions		619,751	621,227
Net change in unrealized appreciation (depreciation)		881,284	498,966

Increase (decrease) in net assets from operations		1,814,763	1,359,950

Contract owner transactions:
Proceeds from units sold		585,266	594,624
Cost of units redeemed		(1,422,927)	(1,135,756)
Account charges		(3,285)	(1,952)
Increase (decrease)		(840,946)	(543,084)
Net increase (decrease)		973,817	816,866
Net assets, beginning		10,871,345	10,054,479
Net assets, ending		$11,845,162	$10,871,345

Units sold		65,867	86,464
Units redeemed		(163,253)	(157,787)
Net increase (decrease)		(97,386)	(71,323)
Units outstanding, beginning		1,333,463	1,404,786
Units outstanding, ending		1,236,077	1,333,463

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$92,009,923
Cost of units redeemed/account charges			(105,470,798)
Net investment income (loss)			7,738,838
Net realized gain (loss)			(1,221,723)
Realized gain distributions			16,550,850
Net change in unrealized appreciation (depreciation)			2,238,072
Net assets			$11,845,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.58	1,236	$11,845	1.25%	17.5%	12/31/2025	$10.13	0	$0	1.00%	17.8%	12/31/2025	$10.71	0	$0	0.75%	18.1%
12/31/2024	8.15	1,333	10,871	1.25%	13.9%	12/31/2024	8.60	0	0	1.00%	14.2%	12/31/2024	9.07	0	0	0.75%	14.5%
12/31/2023	7.16	1,405	10,054	1.25%	9.3%	12/31/2023	7.53	0	0	1.00%	9.6%	12/31/2023	7.92	0	0	0.75%	9.8%
12/31/2022	6.55	1,544	10,110	1.25%	-6.1%	12/31/2022	6.87	0	0	1.00%	-5.9%	12/31/2022	7.21	0	0	0.75%	-5.7%
12/31/2021	6.98	1,660	11,580	1.25%	23.3%	12/31/2021	7.30	0	0	1.00%	23.7%	12/31/2021	7.64	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.32	0	$0	0.50%	18.4%	12/31/2025	$11.97	0	$0	0.25%	18.7%	12/31/2025	$14.07	0	$0	0.00%	19.0%
12/31/2024	9.56	0	0	0.50%	14.8%	12/31/2024	10.08	0	0	0.25%	15.1%	12/31/2024	11.83	0	0	0.00%	15.3%
12/31/2023	8.33	0	0	0.50%	10.1%	12/31/2023	8.76	0	0	0.25%	10.4%	12/31/2023	10.25	0	0	0.00%	10.6%
12/31/2022	7.57	0	0	0.50%	-5.4%	12/31/2022	7.94	0	0	0.25%	-5.2%	12/31/2022	9.27	0	0	0.00%	-5.0%
12/31/2021	8.00	0	0	0.50%	24.3%	12/31/2021	8.38	0	0	0.25%	24.6%	12/31/2021	9.75	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.8%
2023	1.9%
2022	1.8%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Growth Portfolio Initial Class - 06-210

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,055,123	$70,373,087	880,652
Receivables: investments sold	2,213
Payables: investments purchased	-
Net assets	$86,057,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,057,336	3,862,026	$22.28
Band 100	-	-	23.56
Band 75	-	-	24.90
Band 50	-	-	26.33
Band 25	-	-	27.84
Band 0	-	-	33.52
Total	$86,057,336	3,862,026

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$239,138
Mortality & expense charges			(1,076,948)
Net investment income (loss)			(837,810)

Gain (loss) on investments:
Net realized gain (loss)			3,666,270
Realized gain distributions			10,700,324
Net change in unrealized appreciation (depreciation)			(2,593,124)
Net gain (loss)			11,773,470

Increase (decrease) in net assets from operations			$10,935,660

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(837,810)	$(1,046,428)
Net realized gain (loss)		3,666,270	3,479,924
Realized gain distributions		10,700,324	18,639,845
Net change in unrealized appreciation (depreciation)		(2,593,124)	(1,343,102)

Increase (decrease) in net assets from operations		10,935,660	19,730,239

Contract owner transactions:
Proceeds from units sold		4,206,833	16,563,017
Cost of units redeemed		(17,786,003)	(12,157,920)
Account charges		(19,679)	(15,651)
Increase (decrease)		(13,598,849)	4,389,446
Net increase (decrease)		(2,663,189)	24,119,685
Net assets, beginning		88,720,525	64,600,840
Net assets, ending		$86,057,336	$88,720,525

Units sold		213,164	986,058
Units redeemed		(869,091)	(703,997)
Net increase (decrease)		(655,927)	282,061
Units outstanding, beginning		4,517,953	4,235,892
Units outstanding, ending		3,862,026	4,517,953

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$531,707,264
Cost of units redeemed/account charges			(590,428,976)
Net investment income (loss)			15,900,254
Net realized gain (loss)			26,416,454
Realized gain distributions			86,780,304
Net change in unrealized appreciation (depreciation)			15,682,036
Net assets			$86,057,336

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$22.28	3,862	$86,057	1.25%	13.5%	12/31/2025	$23.56	0	$0	1.00%	13.8%	12/31/2025	$24.90	0	$0	0.75%	14.0%
12/31/2024	19.64	4,518	88,721	1.25%	28.8%	12/31/2024	20.71	0	0	1.00%	29.1%	12/31/2024	21.84	0	0	0.75%	29.4%
12/31/2023	15.25	4,236	64,601	1.25%	34.6%	12/31/2023	16.04	0	0	1.00%	34.9%	12/31/2023	16.88	0	0	0.75%	35.2%
12/31/2022	11.33	4,567	51,768	1.25%	-25.4%	12/31/2022	11.89	0	0	1.00%	-25.2%	12/31/2022	12.48	0	0	0.75%	-25.0%
12/31/2021	15.19	4,939	75,038	1.25%	21.7%	12/31/2021	15.90	0	0	1.00%	22.0%	12/31/2021	16.64	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$26.33	0	$0	0.50%	14.3%	12/31/2025	$27.84	0	$0	0.25%	14.6%	12/31/2025	$33.52	0	$0	0.00%	14.9%
12/31/2024	23.03	0	0	0.50%	29.7%	12/31/2024	24.29	0	0	0.25%	30.1%	12/31/2024	29.17	0	0	0.00%	30.4%
12/31/2023	17.75	0	0	0.50%	35.6%	12/31/2023	18.67	0	0	0.25%	35.9%	12/31/2023	22.38	0	0	0.00%	36.2%
12/31/2022	13.09	0	0	0.50%	-24.8%	12/31/2022	13.74	0	0	0.25%	-24.6%	12/31/2022	16.42	0	0	0.00%	-24.5%
12/31/2021	17.42	0	0	0.50%	22.6%	12/31/2021	18.23	0	0	0.25%	22.9%	12/31/2021	21.74	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.1%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP High Income Portfolio Initial Class - 06-215

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,626,510	$3,801,003	743,356
Receivables: investments sold	1,072
Payables: investments purchased	-
Net assets	$3,627,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,627,582	981,894	$3.69
Band 100	-	-	3.91
Band 75	-	-	4.13
Band 50	-	-	4.37
Band 25	-	-	4.61
Band 0	-	-	5.56
Total	$3,627,582	981,894

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$222,062
Mortality & expense charges			(43,246)
Net investment income (loss)			178,816

Gain (loss) on investments:
Net realized gain (loss)			(18,957)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			138,778
Net gain (loss)			119,821

Increase (decrease) in net assets from operations			$298,637

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$178,816	$163,886
Net realized gain (loss)		(18,957)	(30,090)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		138,778	114,629

Increase (decrease) in net assets from operations		298,637	248,425

Contract owner transactions:
Proceeds from units sold		408,681	311,059
Cost of units redeemed		(554,770)	(434,883)
Account charges		(1,688)	(1,736)
Increase (decrease)		(147,777)	(125,560)
Net increase (decrease)		150,860	122,865
Net assets, beginning		3,476,722	3,353,857
Net assets, ending		$3,627,582	$3,476,722

Units sold		116,924	95,232
Units redeemed		(160,705)	(134,292)
Net increase (decrease)		(43,781)	(39,060)
Units outstanding, beginning		1,025,675	1,064,735
Units outstanding, ending		981,894	1,025,675

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$121,427,025
Cost of units redeemed/account charges			(130,162,571)
Net investment income (loss)			23,526,454
Net realized gain (loss)			(10,988,833)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(174,493)
Net assets			$3,627,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.69	982	$3,628	1.25%	9.0%	12/31/2025	$3.91	0	$0	1.00%	9.3%	12/31/2025	$4.13	0	$0	0.75%	9.5%
12/31/2024	3.39	1,026	3,477	1.25%	7.6%	12/31/2024	3.57	0	0	1.00%	7.9%	12/31/2024	3.77	0	0	0.75%	8.2%
12/31/2023	3.15	1,065	3,354	1.25%	9.1%	12/31/2023	3.31	0	0	1.00%	9.4%	12/31/2023	3.49	0	0	0.75%	9.7%
12/31/2022	2.89	1,154	3,332	1.25%	-12.5%	12/31/2022	3.03	0	0	1.00%	-12.3%	12/31/2022	3.18	0	0	0.75%	-12.0%
12/31/2021	3.30	1,230	4,057	1.25%	3.1%	12/31/2021	3.45	0	0	1.00%	3.4%	12/31/2021	3.61	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.37	0	$0	0.50%	9.8%	12/31/2025	$4.61	0	$0	0.25%	10.1%	12/31/2025	$5.56	0	$0	0.00%	10.4%
12/31/2024	3.98	0	0	0.50%	8.4%	12/31/2024	4.19	0	0	0.25%	8.7%	12/31/2024	5.04	0	0	0.00%	9.0%
12/31/2023	3.67	0	0	0.50%	9.9%	12/31/2023	3.86	0	0	0.25%	10.2%	12/31/2023	4.62	0	0	0.00%	10.5%
12/31/2022	3.34	0	0	0.50%	-11.8%	12/31/2022	3.50	0	0	0.25%	-11.6%	12/31/2022	4.18	0	0	0.00%	-11.4%
12/31/2021	3.78	0	0	0.50%	3.9%	12/31/2021	3.96	0	0	0.25%	4.2%	12/31/2021	4.72	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.3%
2024	6.0%
2023	5.5%
2022	4.9%
2021	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 06-220

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,065,520	$12,192,646	511,584
Receivables: investments sold	13,277
Payables: investments purchased	-
Net assets	$14,078,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,078,797	2,784,909	$5.06
Band 100	-	-	5.34
Band 75	-	-	5.65
Band 50	-	-	5.97
Band 25	-	-	6.32
Band 0	-	-	7.61
Total	$14,078,797	2,784,909

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$219,030
Mortality & expense charges			(168,806)
Net investment income (loss)			50,224

Gain (loss) on investments:
Net realized gain (loss)			179,071
Realized gain distributions			1,217,643
Net change in unrealized appreciation (depreciation)			829,763
Net gain (loss)			2,226,477

Increase (decrease) in net assets from operations			$2,276,701

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,224	$53,566
Net realized gain (loss)		179,071	391,465
Realized gain distributions		1,217,643	580,565
Net change in unrealized appreciation (depreciation)		829,763	(488,542)

Increase (decrease) in net assets from operations		2,276,701	537,054

Contract owner transactions:
Proceeds from units sold		1,349,801	6,912,361
Cost of units redeemed		(1,829,178)	(1,667,855)
Account charges		(2,784)	(2,713)
Increase (decrease)		(482,161)	5,241,793
Net increase (decrease)		1,794,540	5,778,847
Net assets, beginning		12,284,257	6,505,410
Net assets, ending		$14,078,797	$12,284,257

Units sold		277,365	1,689,393
Units redeemed		(381,550)	(387,519)
Net increase (decrease)		(104,185)	1,301,874
Units outstanding, beginning		2,889,094	1,587,220
Units outstanding, ending		2,784,909	2,889,094

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$461,162,668
Cost of units redeemed/account charges			(471,917,735)
Net investment income (loss)			5,809,613
Net realized gain (loss)			7,321,427
Realized gain distributions			9,829,950
Net change in unrealized appreciation (depreciation)			1,872,874
Net assets			$14,078,797

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.06	2,785	$14,079	1.25%	18.9%	12/31/2025	$5.34	0	$0	1.00%	19.2%	12/31/2025	$5.65	0	$0	0.75%	19.5%
12/31/2024	4.25	2,889	12,284	1.25%	3.7%	12/31/2024	4.48	0	0	1.00%	4.0%	12/31/2024	4.73	0	0	0.75%	4.3%
12/31/2023	4.10	1,587	6,505	1.25%	19.0%	12/31/2023	4.31	0	0	1.00%	19.3%	12/31/2023	4.54	0	0	0.75%	19.6%
12/31/2022	3.44	1,671	5,754	1.25%	-25.4%	12/31/2022	3.61	0	0	1.00%	-25.2%	12/31/2022	3.79	0	0	0.75%	-25.0%
12/31/2021	4.62	1,810	8,358	1.25%	18.2%	12/31/2021	4.83	0	0	1.00%	18.5%	12/31/2021	5.06	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.97	0	$0	0.50%	19.8%	12/31/2025	$6.32	0	$0	0.25%	20.1%	12/31/2025	$7.61	0	$0	0.00%	20.4%
12/31/2024	4.99	0	0	0.50%	4.5%	12/31/2024	5.26	0	0	0.25%	4.8%	12/31/2024	6.32	0	0	0.00%	5.1%
12/31/2023	4.77	0	0	0.50%	19.9%	12/31/2023	5.02	0	0	0.25%	20.2%	12/31/2023	6.01	0	0	0.00%	20.5%
12/31/2022	3.98	0	0	0.50%	-24.9%	12/31/2022	4.17	0	0	0.25%	-24.7%	12/31/2022	4.99	0	0	0.00%	-24.5%
12/31/2021	5.30	0	0	0.50%	19.1%	12/31/2021	5.54	0	0	0.25%	19.4%	12/31/2021	6.61	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	1.0%
2022	0.9%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom Ret I Class - 06-CCG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,122	$16,536	1,593
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$17,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,131	13,129	$1.30
Band 100	-	-	1.34
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$17,131	13,129

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$514
Mortality & expense charges			(189)
Net investment income (loss)			325

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			930
Net gain (loss)			939

Increase (decrease) in net assets from operations			$1,264

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$325	$225
Net realized gain (loss)		2	(30)
Realized gain distributions		7	-
Net change in unrealized appreciation (depreciation)		930	158

Increase (decrease) in net assets from operations		1,264	353

Contract owner transactions:
Proceeds from units sold		2,678	2,777
Cost of units redeemed		-	(947)
Account charges		-	-
Increase (decrease)		2,678	1,830
Net increase (decrease)		3,942	2,183
Net assets, beginning		13,189	11,006
Net assets, ending		$17,131	$13,189

Units sold		2,129	2,343
Units redeemed		-	(796)
Net increase (decrease)		2,129	1,547
Units outstanding, beginning		11,000	9,453
Units outstanding, ending		13,129	11,000

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$235,552
Cost of units redeemed/account charges			(232,801)
Net investment income (loss)			3,056
Net realized gain (loss)			3,280
Realized gain distributions			7,458
Net change in unrealized appreciation (depreciation)			586
Net assets			$17,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	13	$17	1.25%	8.8%	12/31/2025	$1.34	0	$0	1.00%	9.1%	12/31/2025	$1.38	0	$0	0.75%	9.4%
12/31/2024	1.20	11	13	1.25%	3.0%	12/31/2024	1.23	0	0	1.00%	3.2%	12/31/2024	1.26	0	0	0.75%	3.5%
12/31/2023	1.16	9	11	1.25%	6.7%	12/31/2023	1.19	0	0	1.00%	7.0%	12/31/2023	1.22	0	0	0.75%	7.2%
12/31/2022	1.09	7	8	1.25%	-12.5%	12/31/2022	1.11	0	0	1.00%	-12.3%	12/31/2022	1.13	0	0	0.75%	-12.1%
12/31/2021	1.25	7	9	1.25%	1.8%	12/31/2021	1.27	0	0	1.00%	2.1%	12/31/2021	1.29	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	0.50%	9.6%	12/31/2025	$1.45	0	$0	0.25%	9.9%	12/31/2025	$1.49	0	$0	0.00%	10.2%
12/31/2024	1.29	0	0	0.50%	3.8%	12/31/2024	1.32	0	0	0.25%	4.0%	12/31/2024	1.35	0	0	0.00%	4.3%
12/31/2023	1.24	0	0	0.50%	7.5%	12/31/2023	1.27	0	0	0.25%	7.8%	12/31/2023	1.30	0	0	0.00%	8.1%
12/31/2022	1.16	0	0	0.50%	-11.8%	12/31/2022	1.18	0	0	0.25%	-11.6%	12/31/2022	1.20	0	0	0.00%	-11.4%
12/31/2021	1.31	0	0	0.50%	2.6%	12/31/2021	1.33	0	0	0.25%	2.9%	12/31/2021	1.35	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	3.1%
2023	3.0%
2022	3.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,975	$44,961	3,980
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$44,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,980	31,144	$1.44
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.56
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$44,980	31,144

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,398
Mortality & expense charges			(547)
Net investment income (loss)			851

Gain (loss) on investments:
Net realized gain (loss)			(111)
Realized gain distributions			867
Net change in unrealized appreciation (depreciation)			2,513
Net gain (loss)			3,269

Increase (decrease) in net assets from operations			$4,120

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$851	$600
Net realized gain (loss)		(111)	(198)
Realized gain distributions		867	3
Net change in unrealized appreciation (depreciation)		2,513	942

Increase (decrease) in net assets from operations		4,120	1,347

Contract owner transactions:
Proceeds from units sold		6,383	6,876
Cost of units redeemed		(6,517)	(1,884)
Account charges		(49)	(40)
Increase (decrease)		(183)	4,952
Net increase (decrease)		3,937	6,299
Net assets, beginning		41,043	34,744
Net assets, ending		$44,980	$41,043

Units sold		4,659	5,261
Units redeemed		(4,742)	(1,493)
Net increase (decrease)		(83)	3,768
Units outstanding, beginning		31,227	27,459
Units outstanding, ending		31,144	31,227

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$534,809
Cost of units redeemed/account charges			(521,922)
Net investment income (loss)			5,832
Net realized gain (loss)			(1,825)
Realized gain distributions			28,072
Net change in unrealized appreciation (depreciation)			14
Net assets			$44,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	31	$45	1.25%	9.9%	12/31/2025	$1.48	0	$0	1.00%	10.2%	12/31/2025	$1.52	0	$0	0.75%	10.4%
12/31/2024	1.31	31	41	1.25%	3.9%	12/31/2024	1.35	0	0	1.00%	4.1%	12/31/2024	1.38	0	0	0.75%	4.4%
12/31/2023	1.27	27	35	1.25%	8.2%	12/31/2023	1.29	0	0	1.00%	8.5%	12/31/2023	1.32	0	0	0.75%	8.7%
12/31/2022	1.17	25	29	1.25%	-14.3%	12/31/2022	1.19	0	0	1.00%	-14.1%	12/31/2022	1.21	0	0	0.75%	-13.9%
12/31/2021	1.36	50	68	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.41	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	10.7%	12/31/2025	$1.61	0	$0	0.25%	11.0%	12/31/2025	$1.65	0	$0	0.00%	11.3%
12/31/2024	1.41	0	0	0.50%	4.7%	12/31/2024	1.45	0	0	0.25%	4.9%	12/31/2024	1.48	0	0	0.00%	5.2%
12/31/2023	1.35	0	0	0.50%	9.0%	12/31/2023	1.38	0	0	0.25%	9.3%	12/31/2023	1.41	0	0	0.00%	9.6%
12/31/2022	1.24	0	0	0.50%	-13.7%	12/31/2022	1.26	0	0	0.25%	-13.5%	12/31/2022	1.29	0	0	0.00%	-13.2%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.46	0	0	0.25%	5.1%	12/31/2021	1.48	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.8%
2023	2.8%
2022	2.0%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,309	$186,862	16,194
Receivables: investments sold	71
Payables: investments purchased	-
Net assets	$181,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,380	116,934	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.64
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$181,380	116,934

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,101
Mortality & expense charges			(2,216)
Net investment income (loss)			2,885

Gain (loss) on investments:
Net realized gain (loss)			(121)
Realized gain distributions			7,021
Net change in unrealized appreciation (depreciation)			9,571
Net gain (loss)			16,471

Increase (decrease) in net assets from operations			$19,356

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,885	$1,052
Net realized gain (loss)		(121)	(13,868)
Realized gain distributions		7,021	2,412
Net change in unrealized appreciation (depreciation)		9,571	18,167

Increase (decrease) in net assets from operations		19,356	7,763

Contract owner transactions:
Proceeds from units sold		1,565	2,302
Cost of units redeemed		(7,387)	(114,389)
Account charges		-	(79)
Increase (decrease)		(5,822)	(112,166)
Net increase (decrease)		13,534	(104,403)
Net assets, beginning		167,846	272,249
Net assets, ending		$181,380	$167,846

Units sold		1,072	1,706
Units redeemed		(4,801)	(86,111)
Net increase (decrease)		(3,729)	(84,405)
Units outstanding, beginning		120,663	205,068
Units outstanding, ending		116,934	120,663

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$762,716
Cost of units redeemed/account charges			(702,904)
Net investment income (loss)			25,336
Net realized gain (loss)			(32,887)
Realized gain distributions			134,672
Net change in unrealized appreciation (depreciation)			(5,553)
Net assets			$181,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	117	$181	1.25%	11.5%	12/31/2025	$1.59	0	$0	1.00%	11.8%	12/31/2025	$1.64	0	$0	0.75%	12.1%
12/31/2024	1.39	121	168	1.25%	4.8%	12/31/2024	1.42	0	0	1.00%	5.0%	12/31/2024	1.46	0	0	0.75%	5.3%
12/31/2023	1.33	205	272	1.25%	9.5%	12/31/2023	1.36	0	0	1.00%	9.8%	12/31/2023	1.39	0	0	0.75%	10.1%
12/31/2022	1.21	199	241	1.25%	-15.7%	12/31/2022	1.24	0	0	1.00%	-15.5%	12/31/2022	1.26	0	0	0.75%	-15.3%
12/31/2021	1.44	189	272	1.25%	5.7%	12/31/2021	1.46	0	0	1.00%	6.0%	12/31/2021	1.49	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	12.3%	12/31/2025	$1.72	0	$0	0.25%	12.6%	12/31/2025	$1.77	0	$0	0.00%	12.9%
12/31/2024	1.49	0	0	0.50%	5.6%	12/31/2024	1.53	0	0	0.25%	5.8%	12/31/2024	1.57	0	0	0.00%	6.1%
12/31/2023	1.42	0	0	0.50%	10.4%	12/31/2023	1.45	0	0	0.25%	10.6%	12/31/2023	1.48	0	0	0.00%	10.9%
12/31/2022	1.28	0	0	0.50%	-15.1%	12/31/2022	1.31	0	0	0.25%	-14.8%	12/31/2022	1.33	0	0	0.00%	-14.6%
12/31/2021	1.51	0	0	0.50%	6.5%	12/31/2021	1.54	0	0	0.25%	6.8%	12/31/2021	1.56	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	1.7%
2023	2.5%
2022	2.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,881	$145,300	11,477
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$145,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,992	88,355	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.79
Band 25	-	-	1.84
Band 0	-	-	1.89
Total	$145,992	88,355

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,657
Mortality & expense charges			(1,721)
Net investment income (loss)			1,936

Gain (loss) on investments:
Net realized gain (loss)			196
Realized gain distributions			7,105
Net change in unrealized appreciation (depreciation)			7,935
Net gain (loss)			15,236

Increase (decrease) in net assets from operations			$17,172

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,936	$492
Net realized gain (loss)		196	(3,273)
Realized gain distributions		7,105	2,782
Net change in unrealized appreciation (depreciation)		7,935	6,909

Increase (decrease) in net assets from operations		17,172	6,910

Contract owner transactions:
Proceeds from units sold		23,698	5,759
Cost of units redeemed		(23,321)	(36,614)
Account charges		(49)	(194)
Increase (decrease)		328	(31,049)
Net increase (decrease)		17,500	(24,139)
Net assets, beginning		128,492	152,631
Net assets, ending		$145,992	$128,492

Units sold		15,041	3,988
Units redeemed		(14,675)	(26,557)
Net increase (decrease)		366	(22,569)
Units outstanding, beginning		87,989	110,558
Units outstanding, ending		88,355	87,989

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,060,624
Cost of units redeemed/account charges			(3,306,154)
Net investment income (loss)			34,296
Net realized gain (loss)			29,173
Realized gain distributions			327,472
Net change in unrealized appreciation (depreciation)			581
Net assets			$145,992

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	88	$146	1.25%	13.1%	12/31/2025	$1.70	0	$0	1.00%	13.4%	12/31/2025	$1.74	0	$0	0.75%	13.7%
12/31/2024	1.46	88	128	1.25%	5.8%	12/31/2024	1.50	0	0	1.00%	6.0%	12/31/2024	1.53	0	0	0.75%	6.3%
12/31/2023	1.38	111	153	1.25%	11.0%	12/31/2023	1.41	0	0	1.00%	11.3%	12/31/2023	1.44	0	0	0.75%	11.5%
12/31/2022	1.24	136	169	1.25%	-17.1%	12/31/2022	1.27	0	0	1.00%	-16.9%	12/31/2022	1.29	0	0	0.75%	-16.7%
12/31/2021	1.50	221	332	1.25%	7.3%	12/31/2021	1.53	0	0	1.00%	7.5%	12/31/2021	1.55	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	14.0%	12/31/2025	$1.84	0	$0	0.25%	14.3%	12/31/2025	$1.89	0	$0	0.00%	14.6%
12/31/2024	1.57	0	0	0.50%	6.6%	12/31/2024	1.61	0	0	0.25%	6.8%	12/31/2024	1.65	0	0	0.00%	7.1%
12/31/2023	1.47	0	0	0.50%	11.8%	12/31/2023	1.50	0	0	0.25%	12.1%	12/31/2023	1.54	0	0	0.00%	12.4%
12/31/2022	1.32	0	0	0.50%	-16.5%	12/31/2022	1.34	0	0	0.25%	-16.3%	12/31/2022	1.37	0	0	0.00%	-16.1%
12/31/2021	1.58	0	0	0.50%	8.1%	12/31/2021	1.60	0	0	0.25%	8.4%	12/31/2021	1.63	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	1.6%
2023	2.0%
2022	1.9%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,704	$421,480	31,020
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$431,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$431,800	247,347	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.84
Band 50	-	-	1.89
Band 25	-	-	1.94
Band 0	-	-	1.99
Total	$431,800	247,347

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,601
Mortality & expense charges			(5,656)
Net investment income (loss)			3,945

Gain (loss) on investments:
Net realized gain (loss)			19,033
Realized gain distributions			22,610
Net change in unrealized appreciation (depreciation)			14,214
Net gain (loss)			55,857

Increase (decrease) in net assets from operations			$59,802

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,945	$(4,270)
Net realized gain (loss)		19,033	(53,135)
Realized gain distributions		22,610	8,076
Net change in unrealized appreciation (depreciation)		14,214	90,135

Increase (decrease) in net assets from operations		59,802	40,806

Contract owner transactions:
Proceeds from units sold		265,415	72,079
Cost of units redeemed		(399,198)	(979,403)
Account charges		(529)	(587)
Increase (decrease)		(134,312)	(907,911)
Net increase (decrease)		(74,510)	(867,105)
Net assets, beginning		506,310	1,373,415
Net assets, ending		$431,800	$506,310

Units sold		159,334	49,158
Units redeemed		(244,723)	(678,282)
Net increase (decrease)		(85,389)	(629,124)
Units outstanding, beginning		332,736	961,860
Units outstanding, ending		247,347	332,736

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,498,031
Cost of units redeemed/account charges			(3,742,171)
Net investment income (loss)			73,782
Net realized gain (loss)			20,821
Realized gain distributions			571,113
Net change in unrealized appreciation (depreciation)			10,224
Net assets			$431,800

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	247	$432	1.25%	14.7%	12/31/2025	$1.79	0	$0	1.00%	15.0%	12/31/2025	$1.84	0	$0	0.75%	15.3%
12/31/2024	1.52	333	506	1.25%	6.6%	12/31/2024	1.56	0	0	1.00%	6.8%	12/31/2024	1.60	0	0	0.75%	7.1%
12/31/2023	1.43	962	1,373	1.25%	12.1%	12/31/2023	1.46	0	0	1.00%	12.4%	12/31/2023	1.49	0	0	0.75%	12.7%
12/31/2022	1.27	980	1,249	1.25%	-17.8%	12/31/2022	1.30	0	0	1.00%	-17.6%	12/31/2022	1.32	0	0	0.75%	-17.4%
12/31/2021	1.55	974	1,509	1.25%	8.4%	12/31/2021	1.57	0	0	1.00%	8.7%	12/31/2021	1.60	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	15.6%	12/31/2025	$1.94	0	$0	0.25%	15.9%	12/31/2025	$1.99	0	$0	0.00%	16.2%
12/31/2024	1.64	0	0	0.50%	7.4%	12/31/2024	1.68	0	0	0.25%	7.6%	12/31/2024	1.72	0	0	0.00%	7.9%
12/31/2023	1.52	0	0	0.50%	13.0%	12/31/2023	1.56	0	0	0.25%	13.3%	12/31/2023	1.59	0	0	0.00%	13.5%
12/31/2022	1.35	0	0	0.50%	-17.1%	12/31/2022	1.37	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.63	0	0	0.50%	9.2%	12/31/2021	1.65	0	0	0.25%	9.5%	12/31/2021	1.68	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	0.5%
2023	2.0%
2022	2.4%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$798,298	$731,885	50,453
Receivables: investments sold	376
Payables: investments purchased	-
Net assets	$798,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$798,674	424,263	$1.88
Band 100	-	-	1.93
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.15
Total	$798,674	424,263

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,759
Mortality & expense charges			(11,403)
Net investment income (loss)			5,356

Gain (loss) on investments:
Net realized gain (loss)			28,690
Realized gain distributions			52,435
Net change in unrealized appreciation (depreciation)			52,029
Net gain (loss)			133,154

Increase (decrease) in net assets from operations			$138,510

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,356	$(5,836)
Net realized gain (loss)		28,690	(28,846)
Realized gain distributions		52,435	8,499
Net change in unrealized appreciation (depreciation)		52,029	113,637

Increase (decrease) in net assets from operations		138,510	87,454

Contract owner transactions:
Proceeds from units sold		92,604	145,262
Cost of units redeemed		(454,187)	(986,566)
Account charges		(599)	(856)
Increase (decrease)		(362,182)	(842,160)
Net increase (decrease)		(223,672)	(754,706)
Net assets, beginning		1,022,346	1,777,052
Net assets, ending		$798,674	$1,022,346

Units sold		53,292	90,862
Units redeemed		(257,966)	(638,303)
Net increase (decrease)		(204,674)	(547,441)
Units outstanding, beginning		628,937	1,176,378
Units outstanding, ending		424,263	628,937

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,768,682
Cost of units redeemed/account charges			(6,160,857)
Net investment income (loss)			77,508
Net realized gain (loss)			148,470
Realized gain distributions			898,458
Net change in unrealized appreciation (depreciation)			66,413
Net assets			$798,674

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	424	$799	1.25%	15.8%	12/31/2025	$1.93	0	$0	1.00%	16.1%	12/31/2025	$1.99	0	$0	0.75%	16.4%
12/31/2024	1.63	629	1,022	1.25%	7.6%	12/31/2024	1.67	0	0	1.00%	7.9%	12/31/2024	1.71	0	0	0.75%	8.1%
12/31/2023	1.51	1,176	1,777	1.25%	13.1%	12/31/2023	1.54	0	0	1.00%	13.4%	12/31/2023	1.58	0	0	0.75%	13.7%
12/31/2022	1.34	1,138	1,519	1.25%	-18.0%	12/31/2022	1.36	0	0	1.00%	-17.8%	12/31/2022	1.39	0	0	0.75%	-17.6%
12/31/2021	1.63	1,488	2,422	1.25%	9.8%	12/31/2021	1.65	0	0	1.00%	10.1%	12/31/2021	1.68	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	16.7%	12/31/2025	$2.09	0	$0	0.25%	17.0%	12/31/2025	$2.15	0	$0	0.00%	17.3%
12/31/2024	1.75	0	0	0.50%	8.4%	12/31/2024	1.79	0	0	0.25%	8.7%	12/31/2024	1.83	0	0	0.00%	9.0%
12/31/2023	1.61	0	0	0.50%	14.0%	12/31/2023	1.65	0	0	0.25%	14.3%	12/31/2023	1.68	0	0	0.00%	14.6%
12/31/2022	1.41	0	0	0.50%	-17.4%	12/31/2022	1.44	0	0	0.25%	-17.2%	12/31/2022	1.47	0	0	0.00%	-16.9%
12/31/2021	1.71	0	0	0.50%	10.6%	12/31/2021	1.74	0	0	0.25%	10.9%	12/31/2021	1.77	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	0.7%
2023	1.9%
2022	1.8%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$626,332	$559,246	37,769
Receivables: investments sold	267
Payables: investments purchased	-
Net assets	$626,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$626,599	300,943	$2.08
Band 100	-	-	2.14
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.32
Band 0	-	-	2.38
Total	$626,599	300,943

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,140
Mortality & expense charges			(8,464)
Net investment income (loss)			2,676

Gain (loss) on investments:
Net realized gain (loss)			28,112
Realized gain distributions			41,046
Net change in unrealized appreciation (depreciation)			37,880
Net gain (loss)			107,038

Increase (decrease) in net assets from operations			$109,714

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,676	$(10,399)
Net realized gain (loss)		28,112	1,831
Realized gain distributions		41,046	12,130
Net change in unrealized appreciation (depreciation)		37,880	74,237

Increase (decrease) in net assets from operations		109,714	77,799

Contract owner transactions:
Proceeds from units sold		117,524	1,135,261
Cost of units redeemed		(327,196)	(1,532,700)
Account charges		(445)	(1,185)
Increase (decrease)		(210,117)	(398,624)
Net increase (decrease)		(100,403)	(320,825)
Net assets, beginning		727,002	1,047,827
Net assets, ending		$626,599	$727,002

Units sold		62,316	676,050
Units redeemed		(170,706)	(912,072)
Net increase (decrease)		(108,390)	(236,022)
Units outstanding, beginning		409,333	645,355
Units outstanding, ending		300,943	409,333

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,356,397
Cost of units redeemed/account charges			(5,513,299)
Net investment income (loss)			25,866
Net realized gain (loss)			153,522
Realized gain distributions			537,027
Net change in unrealized appreciation (depreciation)			67,086
Net assets			$626,599

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	301	$627	1.25%	17.2%	12/31/2025	$2.14	0	$0	1.00%	17.5%	12/31/2025	$2.20	0	$0	0.75%	17.8%
12/31/2024	1.78	409	727	1.25%	9.4%	12/31/2024	1.82	0	0	1.00%	9.7%	12/31/2024	1.86	0	0	0.75%	9.9%
12/31/2023	1.62	645	1,048	1.25%	15.2%	12/31/2023	1.66	0	0	1.00%	15.5%	12/31/2023	1.70	0	0	0.75%	15.8%
12/31/2022	1.41	620	874	1.25%	-18.7%	12/31/2022	1.44	0	0	1.00%	-18.5%	12/31/2022	1.46	0	0	0.75%	-18.3%
12/31/2021	1.73	997	1,729	1.25%	12.5%	12/31/2021	1.76	0	0	1.00%	12.8%	12/31/2021	1.79	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	18.1%	12/31/2025	$2.32	0	$0	0.25%	18.4%	12/31/2025	$2.38	0	$0	0.00%	18.7%
12/31/2024	1.91	0	0	0.50%	10.2%	12/31/2024	1.96	0	0	0.25%	10.5%	12/31/2024	2.00	0	0	0.00%	10.8%
12/31/2023	1.73	0	0	0.50%	16.1%	12/31/2023	1.77	0	0	0.25%	16.4%	12/31/2023	1.81	0	0	0.00%	16.6%
12/31/2022	1.49	0	0	0.50%	-18.1%	12/31/2022	1.52	0	0	0.25%	-17.9%	12/31/2022	1.55	0	0	0.00%	-17.7%
12/31/2021	1.82	0	0	0.50%	13.3%	12/31/2021	1.85	0	0	0.25%	13.6%	12/31/2021	1.88	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.3%
2023	1.6%
2022	1.4%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$946,571	$801,753	49,310
Receivables: investments sold	193
Payables: investments purchased	-
Net assets	$946,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$946,764	418,710	$2.26
Band 100	-	-	2.32
Band 75	-	-	2.38
Band 50	-	-	2.45
Band 25	-	-	2.51
Band 0	-	-	2.58
Total	$946,764	418,710

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,500
Mortality & expense charges			(12,592)
Net investment income (loss)			908

Gain (loss) on investments:
Net realized gain (loss)			63,141
Realized gain distributions			64,051
Net change in unrealized appreciation (depreciation)			61,763
Net gain (loss)			188,955

Increase (decrease) in net assets from operations			$189,863

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$908	$(12,609)
Net realized gain (loss)		63,141	13,720
Realized gain distributions		64,051	13,007
Net change in unrealized appreciation (depreciation)		61,763	102,802

Increase (decrease) in net assets from operations		189,863	116,920

Contract owner transactions:
Proceeds from units sold		166,814	161,982
Cost of units redeemed		(453,707)	(492,969)
Account charges		(716)	(957)
Increase (decrease)		(287,609)	(331,944)
Net increase (decrease)		(97,746)	(215,024)
Net assets, beginning		1,044,510	1,259,534
Net assets, ending		$946,764	$1,044,510

Units sold		82,066	89,585
Units redeemed		(217,577)	(279,872)
Net increase (decrease)		(135,511)	(190,287)
Units outstanding, beginning		554,221	744,508
Units outstanding, ending		418,710	554,221

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,401,900
Cost of units redeemed/account charges			(4,485,995)
Net investment income (loss)			12,014
Net realized gain (loss)			323,346
Realized gain distributions			550,681
Net change in unrealized appreciation (depreciation)			144,818
Net assets			$946,764

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	419	$947	1.25%	20.0%	12/31/2025	$2.32	0	$0	1.00%	20.3%	12/31/2025	$2.38	0	$0	0.75%	20.6%
12/31/2024	1.88	554	1,045	1.25%	11.4%	12/31/2024	1.93	0	0	1.00%	11.7%	12/31/2024	1.98	0	0	0.75%	12.0%
12/31/2023	1.69	745	1,260	1.25%	17.3%	12/31/2023	1.73	0	0	1.00%	17.6%	12/31/2023	1.77	0	0	0.75%	17.8%
12/31/2022	1.44	606	874	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	723	1,292	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	20.9%	12/31/2025	$2.51	0	$0	0.25%	21.2%	12/31/2025	$2.58	0	$0	0.00%	21.5%
12/31/2024	2.03	0	0	0.50%	12.2%	12/31/2024	2.07	0	0	0.25%	12.5%	12/31/2024	2.13	0	0	0.00%	12.8%
12/31/2023	1.80	0	0	0.50%	18.1%	12/31/2023	1.84	0	0	0.25%	18.4%	12/31/2023	1.88	0	0	0.00%	18.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	0.1%
2023	1.4%
2022	1.5%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,082,528	$874,595	68,599
Receivables: investments sold	665
Payables: investments purchased	-
Net assets	$1,083,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,083,193	467,852	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.57
Band 0	-	-	2.64
Total	$1,083,193	467,852

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,598
Mortality & expense charges			(13,815)
Net investment income (loss)			(217)

Gain (loss) on investments:
Net realized gain (loss)			56,239
Realized gain distributions			62,669
Net change in unrealized appreciation (depreciation)			102,035
Net gain (loss)			220,943

Increase (decrease) in net assets from operations			$220,726

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(217)	$(14,298)
Net realized gain (loss)		56,239	44,817
Realized gain distributions		62,669	1,706
Net change in unrealized appreciation (depreciation)		102,035	83,879

Increase (decrease) in net assets from operations		220,726	116,104

Contract owner transactions:
Proceeds from units sold		105,832	464,610
Cost of units redeemed		(357,663)	(680,371)
Account charges		(403)	(515)
Increase (decrease)		(252,234)	(216,276)
Net increase (decrease)		(31,508)	(100,172)
Net assets, beginning		1,114,701	1,214,873
Net assets, ending		$1,083,193	$1,114,701

Units sold		51,980	252,009
Units redeemed		(168,993)	(382,676)
Net increase (decrease)		(117,013)	(130,667)
Units outstanding, beginning		584,865	715,532
Units outstanding, ending		467,852	584,865

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,340,049
Cost of units redeemed/account charges			(3,163,483)
Net investment income (loss)			10,877
Net realized gain (loss)			161,887
Realized gain distributions			525,930
Net change in unrealized appreciation (depreciation)			207,933
Net assets			$1,083,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	468	$1,083	1.25%	21.5%	12/31/2025	$2.38	0	$0	1.00%	21.8%	12/31/2025	$2.44	0	$0	0.75%	22.1%
12/31/2024	1.91	585	1,115	1.25%	12.3%	12/31/2024	1.95	0	0	1.00%	12.5%	12/31/2024	2.00	0	0	0.75%	12.8%
12/31/2023	1.70	716	1,215	1.25%	17.8%	12/31/2023	1.73	0	0	1.00%	18.1%	12/31/2023	1.77	0	0	0.75%	18.4%
12/31/2022	1.44	612	883	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	764	1,365	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	22.4%	12/31/2025	$2.57	0	$0	0.25%	22.7%	12/31/2025	$2.64	0	$0	0.00%	23.0%
12/31/2024	2.05	0	0	0.50%	13.1%	12/31/2024	2.10	0	0	0.25%	13.4%	12/31/2024	2.15	0	0	0.00%	13.7%
12/31/2023	1.81	0	0	0.50%	18.7%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	0.0%
2023	1.3%
2022	1.5%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,090	$342,187	27,435
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$436,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$436,232	188,387	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.57
Band 0	-	-	2.64
Total	$436,232	188,387

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,453
Mortality & expense charges			(6,032)
Net investment income (loss)			(579)

Gain (loss) on investments:
Net realized gain (loss)			52,798
Realized gain distributions			24,945
Net change in unrealized appreciation (depreciation)			16,203
Net gain (loss)			93,946

Increase (decrease) in net assets from operations			$93,367

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(579)	$(10,258)
Net realized gain (loss)		52,798	66,999
Realized gain distributions		24,945	1,424
Net change in unrealized appreciation (depreciation)		16,203	32,092

Increase (decrease) in net assets from operations		93,367	90,257

Contract owner transactions:
Proceeds from units sold		60,220	95,214
Cost of units redeemed		(295,018)	(816,385)
Account charges		(545)	(892)
Increase (decrease)		(235,343)	(722,063)
Net increase (decrease)		(141,976)	(631,806)
Net assets, beginning		578,208	1,210,014
Net assets, ending		$436,232	$578,208

Units sold		29,468	52,149
Units redeemed		(144,499)	(461,127)
Net increase (decrease)		(115,031)	(408,978)
Units outstanding, beginning		303,418	712,396
Units outstanding, ending		188,387	303,418

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,318,178
Cost of units redeemed/account charges			(3,813,512)
Net investment income (loss)			20,321
Net realized gain (loss)			277,850
Realized gain distributions			539,492
Net change in unrealized appreciation (depreciation)			93,903
Net assets			$436,232

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	188	$436	1.25%	21.5%	12/31/2025	$2.38	0	$0	1.00%	21.8%	12/31/2025	$2.44	0	$0	0.75%	22.1%
12/31/2024	1.91	303	578	1.25%	12.2%	12/31/2024	1.95	0	0	1.00%	12.5%	12/31/2024	2.00	0	0	0.75%	12.8%
12/31/2023	1.70	712	1,210	1.25%	17.8%	12/31/2023	1.74	0	0	1.00%	18.1%	12/31/2023	1.77	0	0	0.75%	18.4%
12/31/2022	1.44	757	1,091	1.25%	-19.4%	12/31/2022	1.47	0	0	1.00%	-19.2%	12/31/2022	1.50	0	0	0.75%	-19.0%
12/31/2021	1.79	772	1,381	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	22.4%	12/31/2025	$2.57	0	$0	0.25%	22.7%	12/31/2025	$2.64	0	$0	0.00%	23.0%
12/31/2024	2.05	0	0	0.50%	13.0%	12/31/2024	2.10	0	0	0.25%	13.3%	12/31/2024	2.15	0	0	0.00%	13.6%
12/31/2023	1.81	0	0	0.50%	18.7%	12/31/2023	1.85	0	0	0.25%	19.0%	12/31/2023	1.89	0	0	0.00%	19.3%
12/31/2022	1.53	0	0	0.50%	-18.8%	12/31/2022	1.56	0	0	0.25%	-18.6%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	0.0%
2023	1.2%
2022	1.7%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,061,866	$833,070	59,444
Receivables: investments sold	402
Payables: investments purchased	-
Net assets	$1,062,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,062,268	458,394	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	-	-	2.65
Total	$1,062,268	458,394

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,483
Mortality & expense charges			(12,850)
Net investment income (loss)			633

Gain (loss) on investments:
Net realized gain (loss)			51,759
Realized gain distributions			45,220
Net change in unrealized appreciation (depreciation)			106,966
Net gain (loss)			203,945

Increase (decrease) in net assets from operations			$204,578

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$633	$(13,260)
Net realized gain (loss)		51,759	37,886
Realized gain distributions		45,220	1,465
Net change in unrealized appreciation (depreciation)		106,966	88,052

Increase (decrease) in net assets from operations		204,578	114,143

Contract owner transactions:
Proceeds from units sold		145,429	195,656
Cost of units redeemed		(268,328)	(541,567)
Account charges		(1,194)	(599)
Increase (decrease)		(124,093)	(346,510)
Net increase (decrease)		80,485	(232,367)
Net assets, beginning		981,783	1,214,150
Net assets, ending		$1,062,268	$981,783

Units sold		75,401	106,535
Units redeemed		(131,986)	(306,161)
Net increase (decrease)		(56,585)	(199,626)
Units outstanding, beginning		514,979	714,605
Units outstanding, ending		458,394	514,979

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,099,937
Cost of units redeemed/account charges			(2,829,428)
Net investment income (loss)			11,116
Net realized gain (loss)			203,580
Realized gain distributions			348,267
Net change in unrealized appreciation (depreciation)			228,796
Net assets			$1,062,268

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	458	$1,062	1.25%	21.6%	12/31/2025	$2.38	0	$0	1.00%	21.9%	12/31/2025	$2.44	0	$0	0.75%	22.2%
12/31/2024	1.91	515	982	1.25%	12.2%	12/31/2024	1.95	0	0	1.00%	12.5%	12/31/2024	2.00	0	0	0.75%	12.8%
12/31/2023	1.70	715	1,214	1.25%	17.7%	12/31/2023	1.74	0	0	1.00%	18.0%	12/31/2023	1.77	0	0	0.75%	18.3%
12/31/2022	1.44	623	899	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	565	1,011	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	22.5%	12/31/2025	$2.58	0	$0	0.25%	22.8%	12/31/2025	$2.65	0	$0	0.00%	23.1%
12/31/2024	2.05	0	0	0.50%	13.1%	12/31/2024	2.10	0	0	0.25%	13.3%	12/31/2024	2.15	0	0	0.00%	13.6%
12/31/2023	1.81	0	0	0.50%	18.6%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	0.0%
2023	1.3%
2022	1.8%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$273,739	$224,398	16,729
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$273,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,869	118,243	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	-	-	2.64
Total	$273,869	118,243

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,553
Mortality & expense charges			(2,999)
Net investment income (loss)			554

Gain (loss) on investments:
Net realized gain (loss)			9,172
Realized gain distributions			8,314
Net change in unrealized appreciation (depreciation)			29,856
Net gain (loss)			47,342

Increase (decrease) in net assets from operations			$47,896

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$554	$(1,971)
Net realized gain (loss)		9,172	4,479
Realized gain distributions		8,314	619
Net change in unrealized appreciation (depreciation)		29,856	12,578

Increase (decrease) in net assets from operations		47,896	15,705

Contract owner transactions:
Proceeds from units sold		85,810	76,968
Cost of units redeemed		(40,123)	(50,758)
Account charges		(214)	(162)
Increase (decrease)		45,473	26,048
Net increase (decrease)		93,369	41,753
Net assets, beginning		180,500	138,747
Net assets, ending		$273,869	$180,500

Units sold		41,095	41,857
Units redeemed		(17,614)	(28,881)
Net increase (decrease)		23,481	12,976
Units outstanding, beginning		94,762	81,786
Units outstanding, ending		118,243	94,762

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$402,668
Cost of units redeemed/account charges			(222,769)
Net investment income (loss)			361
Net realized gain (loss)			20,285
Realized gain distributions			23,983
Net change in unrealized appreciation (depreciation)			49,341
Net assets			$273,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	118	$274	1.25%	21.6%	12/31/2025	$2.38	0	$0	1.00%	21.9%	12/31/2025	$2.44	0	$0	0.75%	22.2%
12/31/2024	1.90	95	181	1.25%	12.3%	12/31/2024	1.95	0	0	1.00%	12.6%	12/31/2024	2.00	0	0	0.75%	12.8%
12/31/2023	1.70	82	139	1.25%	17.7%	12/31/2023	1.73	0	0	1.00%	18.0%	12/31/2023	1.77	0	0	0.75%	18.3%
12/31/2022	1.44	42	61	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	32	57	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	22.5%	12/31/2025	$2.58	0	$0	0.25%	22.8%	12/31/2025	$2.64	0	$0	0.00%	23.1%
12/31/2024	2.05	0	0	0.50%	13.1%	12/31/2024	2.10	0	0	0.25%	13.4%	12/31/2024	2.15	0	0	0.00%	13.7%
12/31/2023	1.81	0	0	0.50%	18.6%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.0%
2023	1.5%
2022	2.1%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,951	$46,115	3,470
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$54,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,970	23,542	$2.33
Band 100	-	-	2.39
Band 75	-	-	2.46
Band 50	-	-	2.52
Band 25	-	-	2.58
Band 0	-	-	2.65
Total	$54,970	23,542

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$554
Mortality & expense charges			(575)
Net investment income (loss)			(21)

Gain (loss) on investments:
Net realized gain (loss)			560
Realized gain distributions			1,690
Net change in unrealized appreciation (depreciation)			6,622
Net gain (loss)			8,872

Increase (decrease) in net assets from operations			$8,851

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21)	$11
Net realized gain (loss)		560	61
Realized gain distributions		1,690	144
Net change in unrealized appreciation (depreciation)		6,622	1,677

Increase (decrease) in net assets from operations		8,851	1,893

Contract owner transactions:
Proceeds from units sold		11,405	29,550
Cost of units redeemed		(3,802)	(150)
Account charges		(39)	(74)
Increase (decrease)		7,564	29,326
Net increase (decrease)		16,415	31,219
Net assets, beginning		38,555	7,336
Net assets, ending		$54,970	$38,555

Units sold		5,339	15,845
Units redeemed		(1,756)	(129)
Net increase (decrease)		3,583	15,716
Units outstanding, beginning		19,959	4,243
Units outstanding, ending		23,542	19,959

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$51,908
Cost of units redeemed/account charges			(8,657)
Net investment income (loss)			(26)
Net realized gain (loss)			725
Realized gain distributions			2,184
Net change in unrealized appreciation (depreciation)			8,836
Net assets			$54,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	24	$55	1.25%	20.9%	12/31/2025	$2.39	0	$0	1.00%	21.2%	12/31/2025	$2.46	0	$0	0.75%	21.5%
12/31/2024	1.93	20	39	1.25%	11.7%	12/31/2024	1.98	0	0	1.00%	12.0%	12/31/2024	2.02	0	0	0.75%	12.3%
12/31/2023	1.73	4	7	1.25%	17.2%	12/31/2023	1.76	0	0	1.00%	17.5%	12/31/2023	1.80	0	0	0.75%	17.8%
12/31/2022	1.48	2	3	1.25%	-19.7%	12/31/2022	1.50	0	0	1.00%	-19.5%	12/31/2022	1.53	0	0	0.75%	-19.3%
12/31/2021	1.84	1	2	1.25%	13.9%	12/31/2021	1.87	0	0	1.00%	14.2%	12/31/2021	1.90	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	0	$0	0.50%	21.8%	12/31/2025	$2.58	0	$0	0.25%	22.1%	12/31/2025	$2.65	0	$0	0.00%	22.4%
12/31/2024	2.07	0	0	0.50%	12.6%	12/31/2024	2.12	0	0	0.25%	12.8%	12/31/2024	2.16	0	0	0.00%	13.1%
12/31/2023	1.84	0	0	0.50%	18.1%	12/31/2023	1.88	0	0	0.25%	18.3%	12/31/2023	1.91	0	0	0.00%	18.6%
12/31/2022	1.56	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.92	0	0	0.50%	14.8%	12/31/2021	1.95	0	0	0.25%	15.0%	12/31/2021	1.98	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.6%
2023	1.3%
2022	1.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund I Class - 06-FTY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334,794	$275,486	10,425
Receivables: investments sold	-
Payables: investments purchased	180
Net assets	$334,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334,974	153,861	$2.18
Band 100	-	-	2.22
Band 75	-	-	2.27
Band 50	-	-	2.32
Band 25	-	-	2.37
Band 0	-	-	2.42
Total	$334,974	153,861

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,521
Mortality & expense charges			(3,868)
Net investment income (loss)			1,653

Gain (loss) on investments:
Net realized gain (loss)			12,267
Realized gain distributions			12,376
Net change in unrealized appreciation (depreciation)			14,971
Net gain (loss)			39,614

Increase (decrease) in net assets from operations			$41,267

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,653	$2,304
Net realized gain (loss)		12,267	1,638
Realized gain distributions		12,376	11,871
Net change in unrealized appreciation (depreciation)		14,971	27,368

Increase (decrease) in net assets from operations		41,267	43,181

Contract owner transactions:
Proceeds from units sold		21,211	22,464
Cost of units redeemed		(78,256)	(7,389)
Account charges		(6)	(6)
Increase (decrease)		(57,051)	15,069
Net increase (decrease)		(15,784)	58,250
Net assets, beginning		350,758	292,508
Net assets, ending		$334,974	$350,758

Units sold		10,602	13,439
Units redeemed		(39,975)	(4,032)
Net increase (decrease)		(29,373)	9,407
Units outstanding, beginning		183,234	173,827
Units outstanding, ending		153,861	183,234

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$594,451
Cost of units redeemed/account charges			(412,528)
Net investment income (loss)			3,713
Net realized gain (loss)			1,792
Realized gain distributions			88,238
Net change in unrealized appreciation (depreciation)			59,308
Net assets			$334,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	154	$335	1.25%	13.7%	12/31/2025	$2.22	0	$0	1.00%	14.0%	12/31/2025	$2.27	0	$0	0.75%	14.3%
12/31/2024	1.91	183	351	1.25%	13.8%	12/31/2024	1.95	0	0	1.00%	14.0%	12/31/2024	1.99	0	0	0.75%	14.3%
12/31/2023	1.68	174	293	1.25%	20.0%	12/31/2023	1.71	0	0	1.00%	20.3%	12/31/2023	1.74	0	0	0.75%	20.6%
12/31/2022	1.40	171	240	1.25%	-19.3%	12/31/2022	1.42	0	0	1.00%	-19.1%	12/31/2022	1.44	0	0	0.75%	-18.9%
12/31/2021	1.74	321	557	1.25%	16.7%	12/31/2021	1.76	0	0	1.00%	17.0%	12/31/2021	1.78	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	14.6%	12/31/2025	$2.37	0	$0	0.25%	14.9%	12/31/2025	$2.42	0	$0	0.00%	15.2%
12/31/2024	2.03	0	0	0.50%	14.6%	12/31/2024	2.06	0	0	0.25%	14.9%	12/31/2024	2.10	0	0	0.00%	15.2%
12/31/2023	1.77	0	0	0.50%	20.9%	12/31/2023	1.80	0	0	0.25%	21.2%	12/31/2023	1.83	0	0	0.00%	21.5%
12/31/2022	1.46	0	0	0.50%	-18.7%	12/31/2022	1.48	0	0	0.25%	-18.5%	12/31/2022	1.50	0	0	0.00%	-18.3%
12/31/2021	1.80	0	0	0.50%	17.6%	12/31/2021	1.82	0	0	0.25%	17.9%	12/31/2021	1.84	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.0%
2023	1.8%
2022	0.9%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund M Class - 06-FVC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$423
Net realized gain (loss)		-	5,535
Realized gain distributions		-	4,951
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		(1)	10,909

Contract owner transactions:
Proceeds from units sold		1	190,670
Cost of units redeemed		-	(201,579)
Account charges		-	-
Increase (decrease)		1	(10,909)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	153,797
Units redeemed		-	(153,797)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$414,063
Cost of units redeemed/account charges			(416,953)
Net investment income (loss)			(1,736)
Net realized gain (loss)			(13,481)
Realized gain distributions			18,107
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	0	$0	1.25%	13.2%	12/31/2025	$2.15	0	$0	1.00%	13.4%	12/31/2025	$2.20	0	$0	0.75%	13.7%
12/31/2024	1.86	0	0	1.25%	14.3%	12/31/2024	1.90	0	0	1.00%	14.6%	12/31/2024	1.93	0	0	0.75%	14.9%
12/31/2023	1.63	0	0	1.25%	19.5%	12/31/2023	1.66	0	0	1.00%	19.8%	12/31/2023	1.68	0	0	0.75%	20.1%
12/31/2022	1.36	0	0	1.25%	-19.7%	12/31/2022	1.38	0	0	1.00%	-19.5%	12/31/2022	1.40	0	0	0.75%	-19.3%
12/31/2021	1.70	60	102	1.25%	16.1%	12/31/2021	1.72	0	0	1.00%	16.4%	12/31/2021	1.74	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	14.0%	12/31/2025	$2.29	0	$0	0.25%	14.3%	12/31/2025	$2.34	0	$0	0.00%	14.6%
12/31/2024	1.97	0	0	0.50%	15.2%	12/31/2024	2.01	0	0	0.25%	15.5%	12/31/2024	2.05	0	0	0.00%	15.8%
12/31/2023	1.71	0	0	0.50%	20.4%	12/31/2023	1.74	0	0	0.25%	20.7%	12/31/2023	1.77	0	0	0.00%	21.0%
12/31/2022	1.42	0	0	0.50%	-19.1%	12/31/2022	1.44	0	0	0.25%	-18.9%	12/31/2022	1.46	0	0	0.00%	-18.7%
12/31/2021	1.76	0	0	0.50%	17.0%	12/31/2021	1.78	0	0	0.25%	17.3%	12/31/2021	1.80	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund Z Class - 06-FVF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$800,090	$691,486	24,895
Receivables: investments sold	-
Payables: investments purchased	(204)
Net assets	$799,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$799,886	363,604	$2.20
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.35
Band 25	-	-	2.40
Band 0	-	-	2.45
Total	$799,886	363,604

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,448
Mortality & expense charges			(14,692)
Net investment income (loss)			4,756

Gain (loss) on investments:
Net realized gain (loss)			122,196
Realized gain distributions			35,931
Net change in unrealized appreciation (depreciation)			(42,867)
Net gain (loss)			115,260

Increase (decrease) in net assets from operations			$120,016

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,756	$11,789
Net realized gain (loss)		122,196	100,360
Realized gain distributions		35,931	51,558
Net change in unrealized appreciation (depreciation)		(42,867)	16,711

Increase (decrease) in net assets from operations		120,016	180,418

Contract owner transactions:
Proceeds from units sold		121,307	1,093,237
Cost of units redeemed		(1,092,492)	(774,528)
Account charges		(359)	(2,244)
Increase (decrease)		(971,544)	316,465
Net increase (decrease)		(851,528)	496,883
Net assets, beginning		1,651,414	1,154,531
Net assets, ending		$799,886	$1,651,414

Units sold		61,256	589,022
Units redeemed		(552,415)	(414,834)
Net increase (decrease)		(491,159)	174,188
Units outstanding, beginning		854,763	680,575
Units outstanding, ending		363,604	854,763

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,820,205
Cost of units redeemed/account charges			(2,618,919)
Net investment income (loss)			28,250
Net realized gain (loss)			236,310
Realized gain distributions			225,436
Net change in unrealized appreciation (depreciation)			108,604
Net assets			$799,886

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	364	$800	1.25%	13.9%	12/31/2025	$2.25	0	$0	1.00%	14.1%	12/31/2025	$2.30	0	$0	0.75%	14.4%
12/31/2024	1.93	855	1,651	1.25%	13.9%	12/31/2024	1.97	0	0	1.00%	14.2%	12/31/2024	2.01	0	0	0.75%	14.5%
12/31/2023	1.70	681	1,155	1.25%	20.2%	12/31/2023	1.72	0	0	1.00%	20.5%	12/31/2023	1.75	0	0	0.75%	20.8%
12/31/2022	1.41	620	875	1.25%	-19.2%	12/31/2022	1.43	0	0	1.00%	-19.0%	12/31/2022	1.45	0	0	0.75%	-18.8%
12/31/2021	1.75	444	776	1.25%	16.8%	12/31/2021	1.77	0	0	1.00%	17.1%	12/31/2021	1.79	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	14.7%	12/31/2025	$2.40	0	$0	0.25%	15.0%	12/31/2025	$2.45	0	$0	0.00%	15.3%
12/31/2024	2.04	0	0	0.50%	14.7%	12/31/2024	2.08	0	0	0.25%	15.0%	12/31/2024	2.12	0	0	0.00%	15.3%
12/31/2023	1.78	0	0	0.50%	21.1%	12/31/2023	1.81	0	0	0.25%	21.4%	12/31/2023	1.84	0	0	0.00%	21.7%
12/31/2022	1.47	0	0	0.50%	-18.6%	12/31/2022	1.49	0	0	0.25%	-18.4%	12/31/2022	1.51	0	0	0.00%	-18.2%
12/31/2021	1.81	0	0	0.50%	17.7%	12/31/2021	1.83	0	0	0.25%	18.0%	12/31/2021	1.85	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.1%
2023	1.9%
2022	1.5%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund Z Class - 06-FVG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544,534	$509,426	19,226
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$544,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544,496	304,534	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	1.99
Total	$544,496	304,534

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,096
Mortality & expense charges			(5,977)
Net investment income (loss)			3,119

Gain (loss) on investments:
Net realized gain (loss)			2,557
Realized gain distributions			57,716
Net change in unrealized appreciation (depreciation)			46,085
Net gain (loss)			106,358

Increase (decrease) in net assets from operations			$109,477

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,119	$4,680
Net realized gain (loss)		2,557	548
Realized gain distributions		57,716	18,648
Net change in unrealized appreciation (depreciation)		46,085	(9,255)

Increase (decrease) in net assets from operations		109,477	14,621

Contract owner transactions:
Proceeds from units sold		49,671	284,081
Cost of units redeemed		(40,190)	(25,360)
Account charges		(17)	(19)
Increase (decrease)		9,464	258,702
Net increase (decrease)		118,941	273,323
Net assets, beginning		425,555	152,232
Net assets, ending		$544,496	$425,555

Units sold		29,959	204,598
Units redeemed		(26,059)	(17,186)
Net increase (decrease)		3,900	187,412
Units outstanding, beginning		300,634	113,222
Units outstanding, ending		304,534	300,634

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$755,725
Cost of units redeemed/account charges			(368,964)
Net investment income (loss)			10,973
Net realized gain (loss)			8,084
Realized gain distributions			103,570
Net change in unrealized appreciation (depreciation)			35,108
Net assets			$544,496

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	305	$544	1.25%	26.3%	12/31/2025	$1.83	0	$0	1.00%	26.6%	12/31/2025	$1.87	0	$0	0.75%	26.9%
12/31/2024	1.42	301	426	1.25%	5.3%	12/31/2024	1.44	0	0	1.00%	5.5%	12/31/2024	1.47	0	0	0.75%	5.8%
12/31/2023	1.34	113	152	1.25%	16.1%	12/31/2023	1.37	0	0	1.00%	16.4%	12/31/2023	1.39	0	0	0.75%	16.7%
12/31/2022	1.16	129	149	1.25%	-24.5%	12/31/2022	1.17	0	0	1.00%	-24.3%	12/31/2022	1.19	0	0	0.75%	-24.2%
12/31/2021	1.53	150	230	1.25%	11.8%	12/31/2021	1.55	0	0	1.00%	12.0%	12/31/2021	1.57	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	27.3%	12/31/2025	$1.95	0	$0	0.25%	27.6%	12/31/2025	$1.99	0	$0	0.00%	27.9%
12/31/2024	1.50	0	0	0.50%	6.1%	12/31/2024	1.53	0	0	0.25%	6.3%	12/31/2024	1.56	0	0	0.00%	6.6%
12/31/2023	1.41	0	0	0.50%	17.0%	12/31/2023	1.44	0	0	0.25%	17.2%	12/31/2023	1.46	0	0	0.00%	17.5%
12/31/2022	1.21	0	0	0.50%	-24.0%	12/31/2022	1.22	0	0	0.25%	-23.8%	12/31/2022	1.24	0	0	0.00%	-23.6%
12/31/2021	1.59	0	0	0.50%	12.6%	12/31/2021	1.61	0	0	0.25%	12.9%	12/31/2021	1.62	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.9%
2023	1.6%
2022	0.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$873,843	$829,976	21,660
Receivables: investments sold	-
Payables: investments purchased	(5,053)
Net assets	$868,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$868,790	290,116	$2.99
Band 100	-	-	3.06
Band 75	-	-	3.12
Band 50	-	-	3.19
Band 25	-	-	3.26
Band 0	-	-	3.33
Total	$868,790	290,116

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,140
Mortality & expense charges			(10,389)
Net investment income (loss)			(6,249)

Gain (loss) on investments:
Net realized gain (loss)			2,928
Realized gain distributions			47,466
Net change in unrealized appreciation (depreciation)			55,839
Net gain (loss)			106,233

Increase (decrease) in net assets from operations			$99,984

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,249)	$(277)
Net realized gain (loss)		2,928	7,680
Realized gain distributions		47,466	89,915
Net change in unrealized appreciation (depreciation)		55,839	(33,392)

Increase (decrease) in net assets from operations		99,984	63,926

Contract owner transactions:
Proceeds from units sold		58,442	1,114,155
Cost of units redeemed		(106,712)	(536,472)
Account charges		(218)	(34)
Increase (decrease)		(48,488)	577,649
Net increase (decrease)		51,496	641,575
Net assets, beginning		817,294	175,719
Net assets, ending		$868,790	$817,294

Units sold		21,471	433,278
Units redeemed		(38,505)	(209,474)
Net increase (decrease)		(17,034)	223,804
Units outstanding, beginning		307,150	83,346
Units outstanding, ending		290,116	307,150

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,322,800
Cost of units redeemed/account charges			(643,436)
Net investment income (loss)			(7,370)
Net realized gain (loss)			10,691
Realized gain distributions			142,238
Net change in unrealized appreciation (depreciation)			43,867
Net assets			$868,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	290	$869	1.25%	12.5%	12/31/2025	$3.06	0	$0	1.00%	12.8%	12/31/2025	$3.12	0	$0	0.75%	13.1%
12/31/2024	2.66	307	817	1.25%	26.2%	12/31/2024	2.71	0	0	1.00%	26.5%	12/31/2024	2.76	0	0	0.75%	26.8%
12/31/2023	2.11	83	176	1.25%	26.7%	12/31/2023	2.14	0	0	1.00%	27.0%	12/31/2023	2.18	0	0	0.75%	27.4%
12/31/2022	1.66	0	0	1.25%	-20.8%	12/31/2022	1.69	0	0	1.00%	-20.6%	12/31/2022	1.71	0	0	0.75%	-20.4%
12/31/2021	2.10	0	0	1.25%	26.8%	12/31/2021	2.12	0	0	1.00%	27.1%	12/31/2021	2.15	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.19	0	$0	0.50%	13.4%	12/31/2025	$3.26	0	$0	0.25%	13.7%	12/31/2025	$3.33	0	$0	0.00%	14.0%
12/31/2024	2.82	0	0	0.50%	27.2%	12/31/2024	2.87	0	0	0.25%	27.5%	12/31/2024	2.92	0	0	0.00%	27.8%
12/31/2023	2.21	0	0	0.50%	27.7%	12/31/2023	2.25	0	0	0.25%	28.0%	12/31/2023	2.29	0	0	0.00%	28.3%
12/31/2022	1.73	0	0	0.50%	-20.2%	12/31/2022	1.76	0	0	0.25%	-20.0%	12/31/2022	1.78	0	0	0.00%	-19.8%
12/31/2021	2.17	0	0	0.50%	27.8%	12/31/2021	2.20	0	0	0.25%	28.1%	12/31/2021	2.22	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	1.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,606	$22,813	2,209
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$24,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,675	18,388	$1.34
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$24,675	18,388

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$837
Mortality & expense charges			(324)
Net investment income (loss)			513

Gain (loss) on investments:
Net realized gain (loss)			1,639
Realized gain distributions			498
Net change in unrealized appreciation (depreciation)			(116)
Net gain (loss)			2,021

Increase (decrease) in net assets from operations			$2,534

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$513	$877
Net realized gain (loss)		1,639	247
Realized gain distributions		498	3
Net change in unrealized appreciation (depreciation)		(116)	517

Increase (decrease) in net assets from operations		2,534	1,644

Contract owner transactions:
Proceeds from units sold		2,539	6,359
Cost of units redeemed		(23,331)	(2,641)
Account charges		(636)	(53)
Increase (decrease)		(21,428)	3,665
Net increase (decrease)		(18,894)	5,309
Net assets, beginning		43,569	38,260
Net assets, ending		$24,675	$43,569

Units sold		1,987	5,257
Units redeemed		(19,337)	(2,200)
Net increase (decrease)		(17,350)	3,057
Units outstanding, beginning		35,738	32,681
Units outstanding, ending		18,388	35,738

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$149,095
Cost of units redeemed/account charges			(131,500)
Net investment income (loss)			2,659
Net realized gain (loss)			1,069
Realized gain distributions			1,559
Net change in unrealized appreciation (depreciation)			1,793
Net assets			$24,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	18	$25	1.25%	10.1%	12/31/2025	$1.39	0	$0	1.00%	10.3%	12/31/2025	$1.40	0	$0	0.75%	10.6%
12/31/2024	1.22	36	44	1.25%	4.1%	12/31/2024	1.26	0	0	1.00%	4.4%	12/31/2024	1.26	0	0	0.75%	4.7%
12/31/2023	1.17	33	38	1.25%	8.4%	12/31/2023	1.20	0	0	1.00%	8.7%	12/31/2023	1.21	0	0	0.75%	8.9%
12/31/2022	1.08	11	12	1.25%	-14.2%	12/31/2022	1.11	0	0	1.00%	-14.0%	12/31/2022	1.11	0	0	0.75%	-13.8%
12/31/2021	1.26	10	12	1.25%	4.2%	12/31/2021	1.29	0	0	1.00%	4.5%	12/31/2021	1.29	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	10.9%	12/31/2025	$1.46	0	$0	0.25%	11.2%	12/31/2025	$1.49	0	$0	0.00%	11.5%
12/31/2024	1.29	0	0	0.50%	4.9%	12/31/2024	1.31	0	0	0.25%	5.2%	12/31/2024	1.33	0	0	0.00%	5.5%
12/31/2023	1.23	0	0	0.50%	9.2%	12/31/2023	1.24	0	0	0.25%	9.5%	12/31/2023	1.26	0	0	0.00%	9.8%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.15	0	0	0.00%	-13.1%
12/31/2021	1.30	0	0	0.50%	5.0%	12/31/2021	1.31	0	0	0.25%	5.3%	12/31/2021	1.33	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.4%
2023	5.5%
2022	3.3%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$222,921	$209,242	20,218
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$223,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,015	156,477	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$223,015	156,477

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,850
Mortality & expense charges			(2,573)
Net investment income (loss)			4,277

Gain (loss) on investments:
Net realized gain (loss)			3,453
Realized gain distributions			8,370
Net change in unrealized appreciation (depreciation)			6,993
Net gain (loss)			18,816

Increase (decrease) in net assets from operations			$23,093

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,277	$4,542
Net realized gain (loss)		3,453	231
Realized gain distributions		8,370	3,182
Net change in unrealized appreciation (depreciation)		6,993	2,058

Increase (decrease) in net assets from operations		23,093	10,013

Contract owner transactions:
Proceeds from units sold		24,113	48,662
Cost of units redeemed		(64,196)	(2,859)
Account charges		(2,473)	(57)
Increase (decrease)		(42,556)	45,746
Net increase (decrease)		(19,463)	55,759
Net assets, beginning		242,478	186,719
Net assets, ending		$223,015	$242,478

Units sold		18,027	38,544
Units redeemed		(51,743)	(2,246)
Net increase (decrease)		(33,716)	36,298
Units outstanding, beginning		190,193	153,895
Units outstanding, ending		156,477	190,193

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$252,895
Cost of units redeemed/account charges			(73,216)
Net investment income (loss)			13,017
Net realized gain (loss)			3,134
Realized gain distributions			13,506
Net change in unrealized appreciation (depreciation)			13,679
Net assets			$223,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	156	$223	1.25%	11.8%	12/31/2025	$1.47	0	$0	1.00%	12.1%	12/31/2025	$1.48	0	$0	0.75%	12.4%
12/31/2024	1.27	190	242	1.25%	5.1%	12/31/2024	1.32	0	0	1.00%	5.3%	12/31/2024	1.32	0	0	0.75%	5.6%
12/31/2023	1.21	154	187	1.25%	9.8%	12/31/2023	1.25	0	0	1.00%	10.1%	12/31/2023	1.25	0	0	0.75%	10.4%
12/31/2022	1.10	22	25	1.25%	-15.6%	12/31/2022	1.13	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	13	17	1.25%	5.9%	12/31/2021	1.34	0	0	1.00%	6.1%	12/31/2021	1.34	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	12.6%	12/31/2025	$1.55	0	$0	0.25%	12.9%	12/31/2025	$1.58	0	$0	0.00%	13.2%
12/31/2024	1.34	0	0	0.50%	5.9%	12/31/2024	1.37	0	0	0.25%	6.1%	12/31/2024	1.39	0	0	0.00%	6.4%
12/31/2023	1.27	0	0	0.50%	10.7%	12/31/2023	1.29	0	0	0.25%	10.9%	12/31/2023	1.31	0	0	0.00%	11.2%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.5%
12/31/2021	1.35	0	0	0.50%	6.6%	12/31/2021	1.36	0	0	0.25%	6.9%	12/31/2021	1.38	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	3.4%
2023	4.7%
2022	3.9%
2021	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$394,436	$360,749	31,675
Receivables: investments sold	244
Payables: investments purchased	-
Net assets	$394,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$394,680	261,809	$1.51
Band 100	-	-	1.56
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$394,680	261,809

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,260
Mortality & expense charges			(4,896)
Net investment income (loss)			6,364

Gain (loss) on investments:
Net realized gain (loss)			6,634
Realized gain distributions			19,738
Net change in unrealized appreciation (depreciation)			16,514
Net gain (loss)			42,886

Increase (decrease) in net assets from operations			$49,250

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,364	$6,638
Net realized gain (loss)		6,634	14,852
Realized gain distributions		19,738	9,429
Net change in unrealized appreciation (depreciation)		16,514	(8,551)

Increase (decrease) in net assets from operations		49,250	22,368

Contract owner transactions:
Proceeds from units sold		5,637	213,931
Cost of units redeemed		(81,793)	(220,333)
Account charges		(337)	(113)
Increase (decrease)		(76,493)	(6,515)
Net increase (decrease)		(27,243)	15,853
Net assets, beginning		421,923	406,070
Net assets, ending		$394,680	$421,923

Units sold		4,061	156,314
Units redeemed		(59,706)	(163,017)
Net increase (decrease)		(55,645)	(6,703)
Units outstanding, beginning		317,454	324,157
Units outstanding, ending		261,809	317,454

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$710,803
Cost of units redeemed/account charges			(423,774)
Net investment income (loss)			19,216
Net realized gain (loss)			25,185
Realized gain distributions			29,563
Net change in unrealized appreciation (depreciation)			33,687
Net assets			$394,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	262	$395	1.25%	13.4%	12/31/2025	$1.56	0	$0	1.00%	13.7%	12/31/2025	$1.57	0	$0	0.75%	14.0%
12/31/2024	1.33	317	422	1.25%	6.1%	12/31/2024	1.37	0	0	1.00%	6.4%	12/31/2024	1.38	0	0	0.75%	6.6%
12/31/2023	1.25	324	406	1.25%	11.2%	12/31/2023	1.29	0	0	1.00%	11.5%	12/31/2023	1.29	0	0	0.75%	11.8%
12/31/2022	1.13	2	2	1.25%	-17.0%	12/31/2022	1.16	0	0	1.00%	-16.8%	12/31/2022	1.16	0	0	0.75%	-16.6%
12/31/2021	1.36	0	0	1.25%	7.5%	12/31/2021	1.39	0	0	1.00%	7.8%	12/31/2021	1.39	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	14.3%	12/31/2025	$1.64	0	$0	0.25%	14.6%	12/31/2025	$1.67	0	$0	0.00%	14.8%
12/31/2024	1.40	0	0	0.50%	6.9%	12/31/2024	1.43	0	0	0.25%	7.2%	12/31/2024	1.45	0	0	0.00%	7.4%
12/31/2023	1.31	0	0	0.50%	12.1%	12/31/2023	1.33	0	0	0.25%	12.3%	12/31/2023	1.35	0	0	0.00%	12.6%
12/31/2022	1.17	0	0	0.50%	-16.4%	12/31/2022	1.19	0	0	0.25%	-16.2%	12/31/2022	1.20	0	0	0.00%	-16.0%
12/31/2021	1.40	0	0	0.50%	8.3%	12/31/2021	1.41	0	0	0.25%	8.6%	12/31/2021	1.43	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.9%
2023	5.0%
2022	6.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,227	$229,398	17,068
Receivables: investments sold	-
Payables: investments purchased	(3,431)
Net assets	$231,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$231,796	146,137	$1.59
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.76
Total	$231,796	146,137

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,453
Mortality & expense charges			(4,252)
Net investment income (loss)			2,201

Gain (loss) on investments:
Net realized gain (loss)			(782)
Realized gain distributions			16,455
Net change in unrealized appreciation (depreciation)			33,215
Net gain (loss)			48,888

Increase (decrease) in net assets from operations			$51,089

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,201	$8,507
Net realized gain (loss)		(782)	474
Realized gain distributions		16,455	9,729
Net change in unrealized appreciation (depreciation)		33,215	8,335

Increase (decrease) in net assets from operations		51,089	27,045

Contract owner transactions:
Proceeds from units sold		15,877	613,038
Cost of units redeemed		(456,598)	(527,639)
Account charges		(4,808)	(99)
Increase (decrease)		(445,529)	85,300
Net increase (decrease)		(394,440)	112,345
Net assets, beginning		626,236	513,891
Net assets, ending		$231,796	$626,236

Units sold		10,820	431,962
Units redeemed		(318,689)	(376,285)
Net increase (decrease)		(307,869)	55,677
Units outstanding, beginning		454,006	398,329
Units outstanding, ending		146,137	454,006

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,449,833
Cost of units redeemed/account charges			(1,276,916)
Net investment income (loss)			33,312
Net realized gain (loss)			(60,849)
Realized gain distributions			80,587
Net change in unrealized appreciation (depreciation)			5,829
Net assets			$231,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	146	$232	1.25%	15.0%	12/31/2025	$1.64	0	$0	1.00%	15.3%	12/31/2025	$1.65	0	$0	0.75%	15.6%
12/31/2024	1.38	454	626	1.25%	6.9%	12/31/2024	1.42	0	0	1.00%	7.2%	12/31/2024	1.43	0	0	0.75%	7.5%
12/31/2023	1.29	398	514	1.25%	12.3%	12/31/2023	1.33	0	0	1.00%	12.6%	12/31/2023	1.33	0	0	0.75%	12.8%
12/31/2022	1.15	414	476	1.25%	-17.6%	12/31/2022	1.18	0	0	1.00%	-17.4%	12/31/2022	1.18	0	0	0.75%	-17.2%
12/31/2021	1.39	375	524	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.42	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	15.9%	12/31/2025	$1.72	0	$0	0.25%	16.1%	12/31/2025	$1.76	0	$0	0.00%	16.4%
12/31/2024	1.46	0	0	0.50%	7.7%	12/31/2024	1.48	0	0	0.25%	8.0%	12/31/2024	1.51	0	0	0.00%	8.3%
12/31/2023	1.35	0	0	0.50%	13.1%	12/31/2023	1.37	0	0	0.25%	13.4%	12/31/2023	1.39	0	0	0.00%	13.7%
12/31/2022	1.19	0	0	0.50%	-17.0%	12/31/2022	1.21	0	0	0.25%	-16.8%	12/31/2022	1.22	0	0	0.00%	-16.6%
12/31/2021	1.44	0	0	0.50%	9.5%	12/31/2021	1.45	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.9%
2023	2.5%
2022	2.8%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$646,175	$600,444	41,861
Receivables: investments sold	1,418
Payables: investments purchased	-
Net assets	$647,593

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$647,593	384,105	$1.69
Band 100	-	-	1.74
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$647,593	384,105

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,206
Mortality & expense charges			(7,331)
Net investment income (loss)			7,875

Gain (loss) on investments:
Net realized gain (loss)			50,240
Realized gain distributions			31,492
Net change in unrealized appreciation (depreciation)			717
Net gain (loss)			82,449

Increase (decrease) in net assets from operations			$90,324

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,875	$14,652
Net realized gain (loss)		50,240	22,973
Realized gain distributions		31,492	9,700
Net change in unrealized appreciation (depreciation)		717	28,017

Increase (decrease) in net assets from operations		90,324	75,342

Contract owner transactions:
Proceeds from units sold		54,110	516,451
Cost of units redeemed		(651,411)	(391,711)
Account charges		(10,309)	(364)
Increase (decrease)		(607,610)	124,376
Net increase (decrease)		(517,286)	199,718
Net assets, beginning		1,164,879	965,161
Net assets, ending		$647,593	$1,164,879

Units sold		34,609	349,898
Units redeemed		(452,733)	(265,167)
Net increase (decrease)		(418,124)	84,731
Units outstanding, beginning		802,229	717,498
Units outstanding, ending		384,105	802,229

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,749,231
Cost of units redeemed/account charges			(1,311,551)
Net investment income (loss)			46,320
Net realized gain (loss)			26,840
Realized gain distributions			91,022
Net change in unrealized appreciation (depreciation)			45,731
Net assets			$647,593

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	384	$648	1.25%	16.1%	12/31/2025	$1.74	0	$0	1.00%	16.4%	12/31/2025	$1.76	0	$0	0.75%	16.7%
12/31/2024	1.45	802	1,165	1.25%	7.9%	12/31/2024	1.50	0	0	1.00%	8.2%	12/31/2024	1.50	0	0	0.75%	8.5%
12/31/2023	1.35	717	965	1.25%	13.5%	12/31/2023	1.38	0	0	1.00%	13.7%	12/31/2023	1.39	0	0	0.75%	14.0%
12/31/2022	1.19	362	430	1.25%	-17.8%	12/31/2022	1.22	0	0	1.00%	-17.6%	12/31/2022	1.22	0	0	0.75%	-17.4%
12/31/2021	1.44	295	426	1.25%	10.0%	12/31/2021	1.48	0	0	1.00%	10.2%	12/31/2021	1.47	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	17.0%	12/31/2025	$1.83	0	$0	0.25%	17.3%	12/31/2025	$1.87	0	$0	0.00%	17.6%
12/31/2024	1.53	0	0	0.50%	8.8%	12/31/2024	1.56	0	0	0.25%	9.0%	12/31/2024	1.59	0	0	0.00%	9.3%
12/31/2023	1.41	0	0	0.50%	14.3%	12/31/2023	1.43	0	0	0.25%	14.6%	12/31/2023	1.45	0	0	0.00%	14.9%
12/31/2022	1.23	0	0	0.50%	-17.2%	12/31/2022	1.25	0	0	0.25%	-17.0%	12/31/2022	1.26	0	0	0.00%	-16.8%
12/31/2021	1.49	0	0	0.50%	10.8%	12/31/2021	1.50	0	0	0.25%	11.1%	12/31/2021	1.52	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.7%
2023	3.0%
2022	2.6%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$987,012	$943,217	60,867
Receivables: investments sold	862
Payables: investments purchased	-
Net assets	$987,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$987,874	536,715	$1.84
Band 100	-	-	1.90
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$987,874	536,715

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,254
Mortality & expense charges			(9,992)
Net investment income (loss)			10,262

Gain (loss) on investments:
Net realized gain (loss)			58,297
Realized gain distributions			46,361
Net change in unrealized appreciation (depreciation)			15,198
Net gain (loss)			119,856

Increase (decrease) in net assets from operations			$130,118

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,262	$12,879
Net realized gain (loss)		58,297	46,463
Realized gain distributions		46,361	16,785
Net change in unrealized appreciation (depreciation)		15,198	(3,476)

Increase (decrease) in net assets from operations		130,118	72,651

Contract owner transactions:
Proceeds from units sold		176,643	1,146,935
Cost of units redeemed		(531,577)	(834,826)
Account charges		(2,465)	(310)
Increase (decrease)		(357,399)	311,799
Net increase (decrease)		(227,281)	384,450
Net assets, beginning		1,215,155	830,705
Net assets, ending		$987,874	$1,215,155

Units sold		99,218	714,022
Units redeemed		(338,666)	(519,656)
Net increase (decrease)		(239,448)	194,366
Units outstanding, beginning		776,163	581,797
Units outstanding, ending		536,715	776,163

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,755,462
Cost of units redeemed/account charges			(1,958,802)
Net investment income (loss)			41,358
Net realized gain (loss)			(56,863)
Realized gain distributions			162,924
Net change in unrealized appreciation (depreciation)			43,795
Net assets			$987,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	537	$988	1.25%	17.6%	12/31/2025	$1.90	0	$0	1.00%	17.9%	12/31/2025	$1.92	0	$0	0.75%	18.2%
12/31/2024	1.57	776	1,215	1.25%	9.6%	12/31/2024	1.62	0	0	1.00%	9.9%	12/31/2024	1.62	0	0	0.75%	10.2%
12/31/2023	1.43	582	831	1.25%	15.5%	12/31/2023	1.47	0	0	1.00%	15.8%	12/31/2023	1.47	0	0	0.75%	16.1%
12/31/2022	1.24	326	403	1.25%	-18.5%	12/31/2022	1.27	0	0	1.00%	-18.3%	12/31/2022	1.27	0	0	0.75%	-18.1%
12/31/2021	1.52	551	835	1.25%	12.7%	12/31/2021	1.55	0	0	1.00%	13.0%	12/31/2021	1.55	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	18.4%	12/31/2025	$2.00	0	$0	0.25%	18.7%	12/31/2025	$2.04	0	$0	0.00%	19.0%
12/31/2024	1.65	0	0	0.50%	10.5%	12/31/2024	1.68	0	0	0.25%	10.8%	12/31/2024	1.71	0	0	0.00%	11.0%
12/31/2023	1.49	0	0	0.50%	16.4%	12/31/2023	1.52	0	0	0.25%	16.7%	12/31/2023	1.54	0	0	0.00%	17.0%
12/31/2022	1.28	0	0	0.50%	-17.9%	12/31/2022	1.30	0	0	0.25%	-17.7%	12/31/2022	1.32	0	0	0.00%	-17.5%
12/31/2021	1.56	0	0	0.50%	13.5%	12/31/2021	1.58	0	0	0.25%	13.8%	12/31/2021	1.60	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.5%
2023	2.4%
2022	1.2%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,499,461	$1,280,491	75,346
Receivables: investments sold	-
Payables: investments purchased	(81,447)
Net assets	$1,418,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,418,014	709,773	$2.00
Band 100	-	-	2.07
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$1,418,014	709,773

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,695
Mortality & expense charges			(16,621)
Net investment income (loss)			8,074

Gain (loss) on investments:
Net realized gain (loss)			79,656
Realized gain distributions			78,265
Net change in unrealized appreciation (depreciation)			84,905
Net gain (loss)			242,826

Increase (decrease) in net assets from operations			$250,900

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,074	$10,798
Net realized gain (loss)		79,656	19,554
Realized gain distributions		78,265	18,497
Net change in unrealized appreciation (depreciation)		84,905	76,581

Increase (decrease) in net assets from operations		250,900	125,430

Contract owner transactions:
Proceeds from units sold		138,029	828,984
Cost of units redeemed		(626,938)	(446,945)
Account charges		(9,697)	(818)
Increase (decrease)		(498,606)	381,221
Net increase (decrease)		(247,706)	506,651
Net assets, beginning		1,665,720	1,159,069
Net assets, ending		$1,418,014	$1,665,720

Units sold		76,982	491,004
Units redeemed		(369,876)	(268,297)
Net increase (decrease)		(292,894)	222,707
Units outstanding, beginning		1,002,667	779,960
Units outstanding, ending		709,773	1,002,667

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,536,149
Cost of units redeemed/account charges			(1,581,830)
Net investment income (loss)			38,528
Net realized gain (loss)			22,465
Realized gain distributions			183,732
Net change in unrealized appreciation (depreciation)			218,970
Net assets			$1,418,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	710	$1,418	1.25%	20.3%	12/31/2025	$2.07	0	$0	1.00%	20.6%	12/31/2025	$2.08	0	$0	0.75%	20.9%
12/31/2024	1.66	1,003	1,666	1.25%	11.8%	12/31/2024	1.71	0	0	1.00%	12.1%	12/31/2024	1.72	0	0	0.75%	12.4%
12/31/2023	1.49	780	1,159	1.25%	17.5%	12/31/2023	1.53	0	0	1.00%	17.8%	12/31/2023	1.53	0	0	0.75%	18.1%
12/31/2022	1.26	394	498	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	447	699	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	21.2%	12/31/2025	$2.17	0	$0	0.25%	21.5%	12/31/2025	$2.21	0	$0	0.00%	21.8%
12/31/2024	1.75	0	0	0.50%	12.6%	12/31/2024	1.78	0	0	0.25%	12.9%	12/31/2024	1.82	0	0	0.00%	13.2%
12/31/2023	1.56	0	0	0.50%	18.4%	12/31/2023	1.58	0	0	0.25%	18.7%	12/31/2023	1.60	0	0	0.00%	19.0%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.65	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	2.1%
2022	1.8%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$755,218	$657,004	48,677
Receivables: investments sold	745
Payables: investments purchased	-
Net assets	$755,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$755,963	369,434	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$755,963	369,434

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,046
Mortality & expense charges			(8,107)
Net investment income (loss)			2,939

Gain (loss) on investments:
Net realized gain (loss)			68,837
Realized gain distributions			33,893
Net change in unrealized appreciation (depreciation)			26,738
Net gain (loss)			129,468

Increase (decrease) in net assets from operations			$132,407

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,939	$6,627
Net realized gain (loss)		68,837	7,467
Realized gain distributions		33,893	2,604
Net change in unrealized appreciation (depreciation)		26,738	51,500

Increase (decrease) in net assets from operations		132,407	68,198

Contract owner transactions:
Proceeds from units sold		93,523	663,330
Cost of units redeemed		(459,849)	(294,525)
Account charges		(10,436)	(223)
Increase (decrease)		(376,762)	368,582
Net increase (decrease)		(244,355)	436,780
Net assets, beginning		1,000,318	563,538
Net assets, ending		$755,963	$1,000,318

Units sold		51,074	389,161
Units redeemed		(276,983)	(171,362)
Net increase (decrease)		(225,909)	217,799
Units outstanding, beginning		595,343	377,544
Units outstanding, ending		369,434	595,343

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,477,698
Cost of units redeemed/account charges			(959,542)
Net investment income (loss)			19,003
Net realized gain (loss)			45,371
Realized gain distributions			75,219
Net change in unrealized appreciation (depreciation)			98,214
Net assets			$755,963

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	369	$756	1.25%	21.8%	12/31/2025	$2.12	0	$0	1.00%	22.1%	12/31/2025	$2.13	0	$0	0.75%	22.4%
12/31/2024	1.68	595	1,000	1.25%	12.6%	12/31/2024	1.73	0	0	1.00%	12.9%	12/31/2024	1.74	0	0	0.75%	13.1%
12/31/2023	1.49	378	564	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	200	252	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	195	304	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	22.7%	12/31/2025	$2.22	0	$0	0.25%	23.0%	12/31/2025	$2.27	0	$0	0.00%	23.3%
12/31/2024	1.77	0	0	0.50%	13.4%	12/31/2024	1.80	0	0	0.25%	13.7%	12/31/2024	1.84	0	0	0.00%	14.0%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.64	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	2.1%
2023	2.0%
2022	1.9%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,795	$155,809	15,961
Receivables: investments sold	77,519
Payables: investments purchased	-
Net assets	$249,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,314	121,851	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.26
Total	$249,314	121,851

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,536
Mortality & expense charges			(1,833)
Net investment income (loss)			703

Gain (loss) on investments:
Net realized gain (loss)			61,768
Realized gain distributions			6,733
Net change in unrealized appreciation (depreciation)			(32,788)
Net gain (loss)			35,713

Increase (decrease) in net assets from operations			$36,416

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$703	$5,432
Net realized gain (loss)		61,768	2,330
Realized gain distributions		6,733	2,588
Net change in unrealized appreciation (depreciation)		(32,788)	77,068

Increase (decrease) in net assets from operations		36,416	87,418

Contract owner transactions:
Proceeds from units sold		112,062	370,509
Cost of units redeemed		(889,597)	(114,737)
Account charges		(16,376)	(219)
Increase (decrease)		(793,911)	255,553
Net increase (decrease)		(757,495)	342,971
Net assets, beginning		1,006,809	663,838
Net assets, ending		$249,314	$1,006,809

Units sold		56,681	222,351
Units redeemed		(534,560)	(67,578)
Net increase (decrease)		(477,879)	154,773
Units outstanding, beginning		599,730	444,957
Units outstanding, ending		121,851	599,730

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,437,370
Cost of units redeemed/account charges			(1,322,346)
Net investment income (loss)			23,346
Net realized gain (loss)			12,438
Realized gain distributions			82,520
Net change in unrealized appreciation (depreciation)			15,986
Net assets			$249,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	122	$249	1.25%	21.9%	12/31/2025	$2.12	0	$0	1.00%	22.2%	12/31/2025	$2.13	0	$0	0.75%	22.5%
12/31/2024	1.68	600	1,007	1.25%	12.5%	12/31/2024	1.73	0	0	1.00%	12.8%	12/31/2024	1.74	0	0	0.75%	13.1%
12/31/2023	1.49	445	664	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	425	536	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	401	627	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	22.8%	12/31/2025	$2.22	0	$0	0.25%	23.1%	12/31/2025	$2.26	0	$0	0.00%	23.4%
12/31/2024	1.77	0	0	0.50%	13.4%	12/31/2024	1.80	0	0	0.25%	13.7%	12/31/2024	1.84	0	0	0.00%	13.9%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.64	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.9%
2023	1.6%
2022	2.0%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,357	$258,772	16,613
Receivables: investments sold	1,541
Payables: investments purchased	-
Net assets	$291,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,898	142,584	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$291,898	142,584

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,308
Mortality & expense charges			(3,045)
Net investment income (loss)			1,263

Gain (loss) on investments:
Net realized gain (loss)			92,895
Realized gain distributions			9,823
Net change in unrealized appreciation (depreciation)			(48,631)
Net gain (loss)			54,087

Increase (decrease) in net assets from operations			$55,350

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,263	$4,227
Net realized gain (loss)		92,895	18,045
Realized gain distributions		9,823	1,613
Net change in unrealized appreciation (depreciation)		(48,631)	82,219

Increase (decrease) in net assets from operations		55,350	106,104

Contract owner transactions:
Proceeds from units sold		63,743	350,522
Cost of units redeemed		(852,739)	(222,330)
Account charges		(29,174)	(235)
Increase (decrease)		(818,170)	127,957
Net increase (decrease)		(762,820)	234,061
Net assets, beginning		1,054,718	820,657
Net assets, ending		$291,898	$1,054,718

Units sold		34,364	210,189
Units redeemed		(519,503)	(132,272)
Net increase (decrease)		(485,139)	77,917
Units outstanding, beginning		627,723	549,806
Units outstanding, ending		142,584	627,723

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,447,038
Cost of units redeemed/account charges			(1,350,767)
Net investment income (loss)			21,684
Net realized gain (loss)			61,880
Realized gain distributions			80,478
Net change in unrealized appreciation (depreciation)			31,585
Net assets			$291,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	143	$292	1.25%	21.8%	12/31/2025	$2.12	0	$0	1.00%	22.1%	12/31/2025	$2.13	0	$0	0.75%	22.5%
12/31/2024	1.68	628	1,055	1.25%	12.6%	12/31/2024	1.73	0	0	1.00%	12.9%	12/31/2024	1.74	0	0	0.75%	13.1%
12/31/2023	1.49	550	821	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	387	489	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	346	541	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	22.8%	12/31/2025	$2.22	0	$0	0.25%	23.1%	12/31/2025	$2.27	0	$0	0.00%	23.4%
12/31/2024	1.77	0	0	0.50%	13.4%	12/31/2024	1.80	0	0	0.25%	13.7%	12/31/2024	1.84	0	0	0.00%	14.0%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.8%
2023	1.8%
2022	2.0%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,268	$73,211	5,097
Receivables: investments sold	901
Payables: investments purchased	-
Net assets	$82,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,169	40,040	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$82,169	40,040

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,207
Mortality & expense charges			(798)
Net investment income (loss)			409

Gain (loss) on investments:
Net realized gain (loss)			14,140
Realized gain distributions			2,171
Net change in unrealized appreciation (depreciation)			(2,909)
Net gain (loss)			13,402

Increase (decrease) in net assets from operations			$13,811

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$409	$1,328
Net realized gain (loss)		14,140	735
Realized gain distributions		2,171	407
Net change in unrealized appreciation (depreciation)		(2,909)	6,679

Increase (decrease) in net assets from operations		13,811	9,149

Contract owner transactions:
Proceeds from units sold		25,590	134,240
Cost of units redeemed		(129,564)	(33,560)
Account charges		(5,423)	-
Increase (decrease)		(109,397)	100,680
Net increase (decrease)		(95,586)	109,829
Net assets, beginning		177,755	67,926
Net assets, ending		$82,169	$177,755

Units sold		13,852	79,629
Units redeemed		(79,411)	(19,445)
Net increase (decrease)		(65,559)	60,184
Units outstanding, beginning		105,599	45,415
Units outstanding, ending		40,040	105,599

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$226,763
Cost of units redeemed/account charges			(172,849)
Net investment income (loss)			2,634
Net realized gain (loss)			13,728
Realized gain distributions			3,836
Net change in unrealized appreciation (depreciation)			8,057
Net assets			$82,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	40	$82	1.25%	21.9%	12/31/2025	$2.12	0	$0	1.00%	22.2%	12/31/2025	$2.14	0	$0	0.75%	22.5%
12/31/2024	1.68	106	178	1.25%	12.5%	12/31/2024	1.74	0	0	1.00%	12.8%	12/31/2024	1.74	0	0	0.75%	13.1%
12/31/2023	1.50	45	68	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.27	17	21	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.57	3	5	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	22.8%	12/31/2025	$2.23	0	$0	0.25%	23.1%	12/31/2025	$2.27	0	$0	0.00%	23.4%
12/31/2024	1.78	0	0	0.50%	13.4%	12/31/2024	1.81	0	0	0.25%	13.7%	12/31/2024	1.84	0	0	0.00%	14.0%
12/31/2023	1.57	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.32	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.62	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	2.3%
2023	2.2%
2022	3.6%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom Ret K6 Class - 06-GJG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,824	$1,706	170
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,825	1,467	$1.24
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$1,825	1,467

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$65
Mortality & expense charges			(25)
Net investment income (loss)			40

Gain (loss) on investments:
Net realized gain (loss)			50
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			58
Net gain (loss)			108

Increase (decrease) in net assets from operations			$148

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40	$71
Net realized gain (loss)		50	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		58	11

Increase (decrease) in net assets from operations		148	83

Contract owner transactions:
Proceeds from units sold		39	2,148
Cost of units redeemed		(2,084)	(76)
Account charges		(9)	-
Increase (decrease)		(2,054)	2,072
Net increase (decrease)		(1,906)	2,155
Net assets, beginning		3,731	1,576
Net assets, ending		$1,825	$3,731

Units sold		30	1,914
Units redeemed		(1,836)	(66)
Net increase (decrease)		(1,806)	1,848
Units outstanding, beginning		3,273	1,425
Units outstanding, ending		1,467	3,273

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,684
Cost of units redeemed/account charges			(2,169)
Net investment income (loss)			141
Net realized gain (loss)			51
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			118
Net assets			$1,825

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	1	$2	1.25%	9.1%	12/31/2025	$1.29	0	$0	1.00%	9.4%	12/31/2025	$1.30	0	$0	0.75%	9.7%
12/31/2024	1.14	3	4	1.25%	3.1%	12/31/2024	1.18	0	0	1.00%	3.4%	12/31/2024	1.18	0	0	0.75%	3.6%
12/31/2023	1.11	1	2	1.25%	7.0%	12/31/2023	1.14	0	0	1.00%	7.2%	12/31/2023	1.14	0	0	0.75%	7.5%
12/31/2022	1.03	0	0	1.25%	-12.4%	12/31/2022	1.06	0	0	1.00%	-12.2%	12/31/2022	1.06	0	0	0.75%	-12.0%
12/31/2021	1.18	0	0	1.25%	1.9%	12/31/2021	1.21	0	0	1.00%	2.2%	12/31/2021	1.20	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	9.9%	12/31/2025	$1.35	0	$0	0.25%	10.2%	12/31/2025	$1.38	0	$0	0.00%	10.5%
12/31/2024	1.20	0	0	0.50%	3.9%	12/31/2024	1.22	0	0	0.25%	4.2%	12/31/2024	1.25	0	0	0.00%	4.4%
12/31/2023	1.16	0	0	0.50%	7.8%	12/31/2023	1.18	0	0	0.25%	8.0%	12/31/2023	1.19	0	0	0.00%	8.3%
12/31/2022	1.07	0	0	0.50%	-11.7%	12/31/2022	1.09	0	0	0.25%	-11.5%	12/31/2022	1.10	0	0	0.00%	-11.3%
12/31/2021	1.22	0	0	0.50%	2.7%	12/31/2021	1.23	0	0	0.25%	3.0%	12/31/2021	1.24	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	4.0%
2023	5.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,930,997	$5,526,138	194,180
Receivables: investments sold	57,557
Payables: investments purchased	-
Net assets	$6,988,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,988,554	3,611,186	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$6,988,554	3,611,186

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$47,140
Mortality & expense charges			(96,319)
Net investment income (loss)			(49,179)

Gain (loss) on investments:
Net realized gain (loss)			625,714
Realized gain distributions			319,168
Net change in unrealized appreciation (depreciation)			329,329
Net gain (loss)			1,274,211

Increase (decrease) in net assets from operations			$1,225,032

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,179)	$(27,769)
Net realized gain (loss)		625,714	150,470
Realized gain distributions		319,168	-
Net change in unrealized appreciation (depreciation)		329,329	292,560

Increase (decrease) in net assets from operations		1,225,032	415,261

Contract owner transactions:
Proceeds from units sold		1,626,078	2,080,254
Cost of units redeemed		(2,778,297)	(1,045,369)
Account charges		(3,314)	(2,969)
Increase (decrease)		(1,155,533)	1,031,916
Net increase (decrease)		69,499	1,447,177
Net assets, beginning		6,919,055	5,471,878
Net assets, ending		$6,988,554	$6,919,055

Units sold		897,139	1,293,993
Units redeemed		(1,483,833)	(641,761)
Net increase (decrease)		(586,694)	652,232
Units outstanding, beginning		4,197,880	3,545,648
Units outstanding, ending		3,611,186	4,197,880

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,391,996
Cost of units redeemed/account charges			(7,050,795)
Net investment income (loss)			(243,497)
Net realized gain (loss)			980,325
Realized gain distributions			505,666
Net change in unrealized appreciation (depreciation)			1,404,859
Net assets			$6,988,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	3,611	$6,989	1.25%	17.4%	12/31/2025	$1.98	0	$0	1.00%	17.7%	12/31/2025	$2.02	0	$0	0.75%	18.0%
12/31/2024	1.65	4,198	6,919	1.25%	6.8%	12/31/2024	1.68	0	0	1.00%	7.1%	12/31/2024	1.71	0	0	0.75%	7.3%
12/31/2023	1.54	3,546	5,472	1.25%	26.2%	12/31/2023	1.57	0	0	1.00%	26.5%	12/31/2023	1.59	0	0	0.75%	26.8%
12/31/2022	1.22	3,474	4,248	1.25%	-27.4%	12/31/2022	1.24	0	0	1.00%	-27.2%	12/31/2022	1.26	0	0	0.75%	-27.0%
12/31/2021	1.68	2,953	4,971	1.25%	11.0%	12/31/2021	1.70	0	0	1.00%	11.3%	12/31/2021	1.72	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	18.3%	12/31/2025	$2.11	0	$0	0.25%	18.6%	12/31/2025	$2.15	0	$0	0.00%	18.9%
12/31/2024	1.74	0	0	0.50%	7.6%	12/31/2024	1.78	0	0	0.25%	7.9%	12/31/2024	1.81	0	0	0.00%	8.2%
12/31/2023	1.62	0	0	0.50%	27.2%	12/31/2023	1.65	0	0	0.25%	27.5%	12/31/2023	1.67	0	0	0.00%	27.8%
12/31/2022	1.27	0	0	0.50%	-26.8%	12/31/2022	1.29	0	0	0.25%	-26.6%	12/31/2022	1.31	0	0	0.00%	-26.5%
12/31/2021	1.74	0	0	0.50%	11.9%	12/31/2021	1.76	0	0	0.25%	12.2%	12/31/2021	1.78	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.9%
2023	0.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund Z Class - 06-FVK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.21
Band 100	-	-	3.28
Band 75	-	-	3.35
Band 50	-	-	3.42
Band 25	-	-	3.49
Band 0	-	-	3.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$809,813
Cost of units redeemed/account charges			(853,798)
Net investment income (loss)			(7,179)
Net realized gain (loss)			(57,144)
Realized gain distributions			108,308
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.21	0	$0	1.25%	21.6%	12/31/2025	$3.28	0	$0	1.00%	21.9%	12/31/2025	$3.35	0	$0	0.75%	22.2%
12/31/2024	2.64	0	0	1.25%	33.7%	12/31/2024	2.69	0	0	1.00%	34.0%	12/31/2024	2.74	0	0	0.75%	34.4%
12/31/2023	1.97	0	0	1.25%	34.7%	12/31/2023	2.00	0	0	1.00%	35.1%	12/31/2023	2.04	0	0	0.75%	35.4%
12/31/2022	1.46	0	0	1.25%	-28.1%	12/31/2022	1.48	0	0	1.00%	-27.9%	12/31/2022	1.50	0	0	0.75%	-27.8%
12/31/2021	2.04	0	0	1.25%	23.2%	12/31/2021	2.06	0	0	1.00%	23.5%	12/31/2021	2.08	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.42	0	$0	0.50%	22.5%	12/31/2025	$3.49	0	$0	0.25%	22.8%	12/31/2025	$3.57	0	$0	0.00%	23.1%
12/31/2024	2.79	0	0	0.50%	34.7%	12/31/2024	2.84	0	0	0.25%	35.1%	12/31/2024	2.90	0	0	0.00%	35.4%
12/31/2023	2.07	0	0	0.50%	35.8%	12/31/2023	2.10	0	0	0.25%	36.1%	12/31/2023	2.14	0	0	0.00%	36.4%
12/31/2022	1.53	0	0	0.50%	-27.6%	12/31/2022	1.55	0	0	0.25%	-27.4%	12/31/2022	1.57	0	0	0.00%	-27.2%
12/31/2021	2.11	0	0	0.50%	24.2%	12/31/2021	2.13	0	0	0.25%	24.5%	12/31/2021	2.15	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	5.8%	12/31/2025	$1.37	0	$0	1.00%	6.0%	12/31/2025	$1.40	0	$0	0.75%	6.3%
12/31/2024	1.27	0	0	1.25%	6.5%	12/31/2024	1.29	0	0	1.00%	6.8%	12/31/2024	1.32	0	0	0.75%	7.1%
12/31/2023	1.19	0	0	1.25%	8.0%	12/31/2023	1.21	0	0	1.00%	8.3%	12/31/2023	1.23	0	0	0.75%	8.6%
12/31/2022	1.11	0	0	1.25%	-15.6%	12/31/2022	1.12	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	0	0	1.25%	17.5%	12/31/2021	1.32	0	0	1.00%	17.8%	12/31/2021	1.34	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	6.6%	12/31/2025	$1.46	0	$0	0.25%	6.8%	12/31/2025	$1.49	0	$0	0.00%	7.1%
12/31/2024	1.34	0	0	0.50%	7.3%	12/31/2024	1.36	0	0	0.25%	7.6%	12/31/2024	1.39	0	0	0.00%	7.9%
12/31/2023	1.25	0	0	0.50%	8.8%	12/31/2023	1.27	0	0	0.25%	9.1%	12/31/2023	1.29	0	0	0.00%	9.4%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.6%
12/31/2021	1.35	0	0	0.50%	18.4%	12/31/2021	1.36	0	0	0.25%	18.7%	12/31/2021	1.38	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund Z Class - 06-FVM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,569,302	$12,762,445	1,303,974
Receivables: investments sold	27,004
Payables: investments purchased	-
Net assets	$12,596,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,596,306	11,202,103	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$12,596,306	11,202,103

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$592,498
Mortality & expense charges			(164,896)
Net investment income (loss)			427,602

Gain (loss) on investments:
Net realized gain (loss)			(127,315)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			502,505
Net gain (loss)			375,190

Increase (decrease) in net assets from operations			$802,792

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$427,602	$402,843
Net realized gain (loss)		(127,315)	(204,768)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		502,505	(31,207)

Increase (decrease) in net assets from operations		802,792	166,868

Contract owner transactions:
Proceeds from units sold		13,949,683	16,724,613
Cost of units redeemed		(15,708,868)	(13,360,612)
Account charges		(25,661)	(20,904)
Increase (decrease)		(1,784,846)	3,343,097
Net increase (decrease)		(982,054)	3,509,965
Net assets, beginning		13,578,360	10,068,395
Net assets, ending		$12,596,306	$13,578,360

Units sold		13,200,797	16,197,607
Units redeemed		(14,831,834)	(13,004,248)
Net increase (decrease)		(1,631,037)	3,193,359
Units outstanding, beginning		12,833,140	9,639,781
Units outstanding, ending		11,202,103	12,833,140

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$65,221,777
Cost of units redeemed/account charges			(53,138,053)
Net investment income (loss)			1,374,583
Net realized gain (loss)			(733,625)
Realized gain distributions			64,767
Net change in unrealized appreciation (depreciation)			(193,143)
Net assets			$12,596,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	11,202	$12,596	1.25%	6.3%	12/31/2025	$1.15	0	$0	1.00%	6.5%	12/31/2025	$1.17	0	$0	0.75%	6.8%
12/31/2024	1.06	12,833	13,578	1.25%	1.3%	12/31/2024	1.08	0	0	1.00%	1.6%	12/31/2024	1.10	0	0	0.75%	1.8%
12/31/2023	1.04	9,640	10,068	1.25%	6.0%	12/31/2023	1.06	0	0	1.00%	6.3%	12/31/2023	1.08	0	0	0.75%	6.5%
12/31/2022	0.99	8,429	8,307	1.25%	-13.9%	12/31/2022	1.00	0	0	1.00%	-13.7%	12/31/2022	1.01	0	0	0.75%	-13.5%
12/31/2021	1.14	7,774	8,901	1.25%	-1.2%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.17	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	7.1%	12/31/2025	$1.22	0	$0	0.25%	7.3%	12/31/2025	$1.25	0	$0	0.00%	7.6%
12/31/2024	1.12	0	0	0.50%	2.1%	12/31/2024	1.14	0	0	0.25%	2.3%	12/31/2024	1.16	0	0	0.00%	2.6%
12/31/2023	1.10	0	0	0.50%	6.8%	12/31/2023	1.11	0	0	0.25%	7.1%	12/31/2023	1.13	0	0	0.00%	7.3%
12/31/2022	1.03	0	0	0.50%	-13.3%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.06	0	0	0.00%	-12.8%
12/31/2021	1.18	0	0	0.50%	-0.4%	12/31/2021	1.20	0	0	0.25%	-0.2%	12/31/2021	1.21	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	4.7%
2023	4.4%
2022	3.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	1.25%	11.7%	12/31/2025	$1.84	0	$0	1.00%	12.0%	12/31/2025	$1.88	0	$0	0.75%	12.3%
12/31/2024	1.62	0	0	1.25%	13.1%	12/31/2024	1.65	0	0	1.00%	13.4%	12/31/2024	1.67	0	0	0.75%	13.7%
12/31/2023	1.43	0	0	1.25%	21.2%	12/31/2023	1.45	0	0	1.00%	21.5%	12/31/2023	1.47	0	0	0.75%	21.8%
12/31/2022	1.18	0	0	1.25%	-11.5%	12/31/2022	1.19	0	0	1.00%	-11.3%	12/31/2022	1.21	0	0	0.75%	-11.1%
12/31/2021	1.34	0	0	1.25%	32.4%	12/31/2021	1.35	0	0	1.00%	32.8%	12/31/2021	1.36	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	12.6%	12/31/2025	$1.95	0	$0	0.25%	12.8%	12/31/2025	$1.98	0	$0	0.00%	13.1%
12/31/2024	1.70	0	0	0.50%	13.9%	12/31/2024	1.73	0	0	0.25%	14.2%	12/31/2024	1.75	0	0	0.00%	14.5%
12/31/2023	1.49	0	0	0.50%	22.1%	12/31/2023	1.51	0	0	0.25%	22.4%	12/31/2023	1.53	0	0	0.00%	22.7%
12/31/2022	1.22	0	0	0.50%	-10.9%	12/31/2022	1.23	0	0	0.25%	-10.6%	12/31/2022	1.25	0	0	0.00%	-10.4%
12/31/2021	1.37	0	0	0.50%	33.4%	12/31/2021	1.38	0	0	0.25%	33.8%	12/31/2021	1.39	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Index Fund - 06-3HX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,377,857	$18,682,303	365,533
Receivables: investments sold	-
Payables: investments purchased	(153,399)
Net assets	$22,224,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,224,458	13,394,659	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$22,224,458	13,394,659

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$687,901
Mortality & expense charges			(217,172)
Net investment income (loss)			470,729

Gain (loss) on investments:
Net realized gain (loss)			514,151
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,309,572
Net gain (loss)			3,823,723

Increase (decrease) in net assets from operations			$4,294,452

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$470,729	$209,687
Net realized gain (loss)		514,151	164,437
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,309,572	(189,277)

Increase (decrease) in net assets from operations		4,294,452	184,847

Contract owner transactions:
Proceeds from units sold		11,750,233	4,238,596
Cost of units redeemed		(4,860,261)	(3,038,164)
Account charges		(31,086)	(20,840)
Increase (decrease)		6,858,886	1,179,592
Net increase (decrease)		11,153,338	1,364,439
Net assets, beginning		11,071,120	9,706,681
Net assets, ending		$22,224,458	$11,071,120

Units sold		8,087,563	3,279,089
Units redeemed		(3,388,534)	(2,391,417)
Net increase (decrease)		4,699,029	887,672
Units outstanding, beginning		8,695,630	7,807,958
Units outstanding, ending		13,394,659	8,695,630

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,003,565
Cost of units redeemed/account charges			(15,357,677)
Net investment income (loss)			1,056,575
Net realized gain (loss)			826,441
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,695,554
Net assets			$22,224,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	13,395	$22,224	1.25%	30.3%	12/31/2025	$1.69	0	$0	1.00%	30.6%	12/31/2025	$1.72	0	$0	0.75%	31.0%
12/31/2024	1.27	8,696	11,071	1.25%	2.4%	12/31/2024	1.29	0	0	1.00%	2.7%	12/31/2024	1.31	0	0	0.75%	2.9%
12/31/2023	1.24	7,808	9,707	1.25%	16.8%	12/31/2023	1.26	0	0	1.00%	17.1%	12/31/2023	1.28	0	0	0.75%	17.4%
12/31/2022	1.06	6,103	6,494	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.09	0	0	0.75%	-14.9%
12/31/2021	1.26	3,196	4,015	1.25%	10.1%	12/31/2021	1.27	0	0	1.00%	10.3%	12/31/2021	1.28	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	31.3%	12/31/2025	$1.79	0	$0	0.25%	31.6%	12/31/2025	$1.82	0	$0	0.00%	32.0%
12/31/2024	1.34	0	0	0.50%	3.2%	12/31/2024	1.36	0	0	0.25%	3.4%	12/31/2024	1.38	0	0	0.00%	3.7%
12/31/2023	1.29	0	0	0.50%	17.7%	12/31/2023	1.31	0	0	0.25%	18.0%	12/31/2023	1.33	0	0	0.00%	18.3%
12/31/2022	1.10	0	0	0.50%	-14.7%	12/31/2022	1.11	0	0	0.25%	-14.5%	12/31/2022	1.12	0	0	0.00%	-14.2%
12/31/2021	1.29	0	0	0.50%	10.9%	12/31/2021	1.30	0	0	0.25%	11.2%	12/31/2021	1.31	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.3%
2023	3.3%
2022	3.3%
2021	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Mid Cap Index Fund - 06-3HW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,458,684	$30,427,808	1,000,161
Receivables: investments sold	477,263
Payables: investments purchased	-
Net assets	$36,935,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,935,947	20,513,885	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	-	-	1.97
Total	$36,935,947	20,513,885

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$393,842
Mortality & expense charges			(388,875)
Net investment income (loss)			4,967

Gain (loss) on investments:
Net realized gain (loss)			1,297,998
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,466,034
Net gain (loss)			2,764,032

Increase (decrease) in net assets from operations			$2,768,999

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,967	$(5,892)
Net realized gain (loss)		1,297,998	467,029
Realized gain distributions		-	305,414
Net change in unrealized appreciation (depreciation)		1,466,034	2,490,225

Increase (decrease) in net assets from operations		2,768,999	3,256,776

Contract owner transactions:
Proceeds from units sold		15,730,231	8,003,517
Cost of units redeemed		(8,887,602)	(4,384,231)
Account charges		(51,888)	(38,523)
Increase (decrease)		6,790,741	3,580,763
Net increase (decrease)		9,559,740	6,837,539
Net assets, beginning		27,376,207	20,538,668
Net assets, ending		$36,935,947	$27,376,207

Units sold		9,129,065	5,286,194
Units redeemed		(5,218,090)	(2,871,788)
Net increase (decrease)		3,910,975	2,414,406
Units outstanding, beginning		16,602,910	14,188,504
Units outstanding, ending		20,513,885	16,602,910

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$58,435,059
Cost of units redeemed/account charges			(31,871,352)
Net investment income (loss)			191,646
Net realized gain (loss)			3,235,773
Realized gain distributions			913,945
Net change in unrealized appreciation (depreciation)			6,030,876
Net assets			$36,935,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	20,514	$36,936	1.25%	9.2%	12/31/2025	$1.83	0	$0	1.00%	9.5%	12/31/2025	$1.87	0	$0	0.75%	9.7%
12/31/2024	1.65	16,603	27,376	1.25%	13.9%	12/31/2024	1.68	0	0	1.00%	14.2%	12/31/2024	1.70	0	0	0.75%	14.5%
12/31/2023	1.45	14,189	20,539	1.25%	15.8%	12/31/2023	1.47	0	0	1.00%	16.1%	12/31/2023	1.49	0	0	0.75%	16.3%
12/31/2022	1.25	12,761	15,958	1.25%	-18.3%	12/31/2022	1.26	0	0	1.00%	-18.1%	12/31/2022	1.28	0	0	0.75%	-17.9%
12/31/2021	1.53	10,617	16,252	1.25%	21.0%	12/31/2021	1.54	0	0	1.00%	21.3%	12/31/2021	1.56	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	10.0%	12/31/2025	$1.94	0	$0	0.25%	10.3%	12/31/2025	$1.97	0	$0	0.00%	10.6%
12/31/2024	1.73	0	0	0.50%	14.8%	12/31/2024	1.76	0	0	0.25%	15.1%	12/31/2024	1.79	0	0	0.00%	15.3%
12/31/2023	1.51	0	0	0.50%	16.6%	12/31/2023	1.53	0	0	0.25%	16.9%	12/31/2023	1.55	0	0	0.00%	17.2%
12/31/2022	1.29	0	0	0.50%	-17.7%	12/31/2022	1.31	0	0	0.25%	-17.5%	12/31/2022	1.32	0	0	0.00%	-17.3%
12/31/2021	1.57	0	0	0.50%	21.9%	12/31/2021	1.58	0	0	0.25%	22.3%	12/31/2021	1.60	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.5%
2022	1.5%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Index Fund - 06-3HV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,153,410	$19,170,469	752,839
Receivables: investments sold	131,920
Payables: investments purchased	-
Net assets	$23,285,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,285,330	15,853,086	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$23,285,330	15,853,086

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$250,530
Mortality & expense charges			(261,941)
Net investment income (loss)			(11,411)

Gain (loss) on investments:
Net realized gain (loss)			720,829
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,718,429
Net gain (loss)			2,439,258

Increase (decrease) in net assets from operations			$2,427,847

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,411)	$(26,277)
Net realized gain (loss)		720,829	149,098
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,718,429	1,741,176

Increase (decrease) in net assets from operations		2,427,847	1,863,997

Contract owner transactions:
Proceeds from units sold		7,494,852	6,398,876
Cost of units redeemed		(7,471,589)	(3,489,199)
Account charges		(29,607)	(25,842)
Increase (decrease)		(6,344)	2,883,835
Net increase (decrease)		2,421,503	4,747,832
Net assets, beginning		20,863,827	16,115,995
Net assets, ending		$23,285,330	$20,863,827

Units sold		5,714,216	5,151,773
Units redeemed		(5,703,100)	(2,806,020)
Net increase (decrease)		11,116	2,345,753
Units outstanding, beginning		15,841,970	13,496,217
Units outstanding, ending		15,853,086	15,841,970

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,768,489
Cost of units redeemed/account charges			(28,807,405)
Net investment income (loss)			34,012
Net realized gain (loss)			797,908
Realized gain distributions			509,385
Net change in unrealized appreciation (depreciation)			3,982,941
Net assets			$23,285,330

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	15,853	$23,285	1.25%	11.5%	12/31/2025	$1.50	0	$0	1.00%	11.8%	12/31/2025	$1.52	0	$0	0.75%	12.1%
12/31/2024	1.32	15,842	20,864	1.25%	10.3%	12/31/2024	1.34	0	0	1.00%	10.6%	12/31/2024	1.36	0	0	0.75%	10.8%
12/31/2023	1.19	13,496	16,116	1.25%	15.7%	12/31/2023	1.21	0	0	1.00%	16.0%	12/31/2023	1.23	0	0	0.75%	16.2%
12/31/2022	1.03	12,709	13,120	1.25%	-21.3%	12/31/2022	1.04	0	0	1.00%	-21.1%	12/31/2022	1.06	0	0	0.75%	-20.9%
12/31/2021	1.31	13,326	17,472	1.25%	13.3%	12/31/2021	1.32	0	0	1.00%	13.6%	12/31/2021	1.33	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	0.50%	12.4%	12/31/2025	$1.58	0	$0	0.25%	12.6%	12/31/2025	$1.61	0	$0	0.00%	12.9%
12/31/2024	1.38	0	0	0.50%	11.1%	12/31/2024	1.40	0	0	0.25%	11.4%	12/31/2024	1.43	0	0	0.00%	11.7%
12/31/2023	1.24	0	0	0.50%	16.5%	12/31/2023	1.26	0	0	0.25%	16.8%	12/31/2023	1.28	0	0	0.00%	17.1%
12/31/2022	1.07	0	0	0.50%	-20.7%	12/31/2022	1.08	0	0	0.25%	-20.5%	12/31/2022	1.09	0	0	0.00%	-20.3%
12/31/2021	1.34	0	0	0.50%	14.1%	12/31/2021	1.36	0	0	0.25%	14.4%	12/31/2021	1.37	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.1%
2023	1.6%
2022	1.1%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total Market Index Fund - 06-3MR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,414,488	$1,081,755	7,576
Receivables: investments sold	1,174
Payables: investments purchased	-
Net assets	$1,415,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,415,662	585,258	$2.42
Band 100	-	-	2.46
Band 75	-	-	2.51
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$1,415,662	585,258

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,272
Mortality & expense charges			(16,118)
Net investment income (loss)			(1,846)

Gain (loss) on investments:
Net realized gain (loss)			26,164
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			135,417
Net gain (loss)			161,581

Increase (decrease) in net assets from operations			$159,735

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,846)	$1,782
Net realized gain (loss)		26,164	73,874
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		135,417	141,018

Increase (decrease) in net assets from operations		159,735	216,674

Contract owner transactions:
Proceeds from units sold		185,654	952,164
Cost of units redeemed		(306,112)	(343,683)
Account charges		(649)	(452)
Increase (decrease)		(121,107)	608,029
Net increase (decrease)		38,628	824,703
Net assets, beginning		1,377,034	552,331
Net assets, ending		$1,415,662	$1,377,034

Units sold		84,995	512,464
Units redeemed		(157,814)	(177,288)
Net increase (decrease)		(72,819)	335,176
Units outstanding, beginning		658,077	322,901
Units outstanding, ending		585,258	658,077

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,596,825
Cost of units redeemed/account charges			(18,426,065)
Net investment income (loss)			(65,157)
Net realized gain (loss)			(22,674)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			332,733
Net assets			$1,415,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	585	$1,416	1.25%	15.6%	12/31/2025	$2.46	0	$0	1.00%	15.9%	12/31/2025	$2.51	0	$0	0.75%	16.2%
12/31/2024	2.09	658	1,377	1.25%	22.3%	12/31/2024	2.13	0	0	1.00%	22.6%	12/31/2024	2.16	0	0	0.75%	22.9%
12/31/2023	1.71	323	552	1.25%	24.6%	12/31/2023	1.73	0	0	1.00%	24.9%	12/31/2023	1.76	0	0	0.75%	25.2%
12/31/2022	1.37	1,019	1,400	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	10,593	18,301	1.25%	24.1%	12/31/2021	1.74	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	16.5%	12/31/2025	$2.60	0	$0	0.25%	16.8%	12/31/2025	$2.65	0	$0	0.00%	17.0%
12/31/2024	2.19	0	0	0.50%	23.3%	12/31/2024	2.23	0	0	0.25%	23.6%	12/31/2024	2.26	0	0	0.00%	23.9%
12/31/2023	1.78	0	0	0.50%	25.5%	12/31/2023	1.80	0	0	0.25%	25.8%	12/31/2023	1.83	0	0	0.00%	26.1%
12/31/2022	1.42	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.45	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	25.0%	12/31/2021	1.78	0	0	0.25%	25.3%	12/31/2021	1.80	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.6%
2023	1.0%
2022	0.4%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity U.S. Bond Index Fund - 06-3HT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,600,777	$3,537,570	345,965
Receivables: investments sold	52,618
Payables: investments purchased	-
Net assets	$3,653,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,653,395	3,466,390	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$3,653,395	3,466,390

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$151,167
Mortality & expense charges			(52,039)
Net investment income (loss)			99,128

Gain (loss) on investments:
Net realized gain (loss)			(90,666)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			238,026
Net gain (loss)			147,360

Increase (decrease) in net assets from operations			$246,488

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,128	$81,848
Net realized gain (loss)		(90,666)	(79,688)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		238,026	3,753

Increase (decrease) in net assets from operations		246,488	5,913

Contract owner transactions:
Proceeds from units sold		3,096,515	2,137,483
Cost of units redeemed		(4,196,290)	(980,086)
Account charges		(7,023)	(9,411)
Increase (decrease)		(1,106,798)	1,147,986
Net increase (decrease)		(860,310)	1,153,899
Net assets, beginning		4,513,705	3,359,806
Net assets, ending		$3,653,395	$4,513,705

Units sold		3,057,111	2,176,058
Units redeemed		(4,122,471)	(1,020,102)
Net increase (decrease)		(1,065,360)	1,155,956
Units outstanding, beginning		4,531,750	3,375,794
Units outstanding, ending		3,466,390	4,531,750

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,117,928
Cost of units redeemed/account charges			(13,389,171)
Net investment income (loss)			302,227
Net realized gain (loss)			(494,638)
Realized gain distributions			53,842
Net change in unrealized appreciation (depreciation)			63,207
Net assets			$3,653,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	3,466	$3,653	1.25%	5.8%	12/31/2025	$1.07	0	$0	1.00%	6.1%	12/31/2025	$1.09	0	$0	0.75%	6.3%
12/31/2024	1.00	4,532	4,514	1.25%	0.1%	12/31/2024	1.01	0	0	1.00%	0.3%	12/31/2024	1.03	0	0	0.75%	0.6%
12/31/2023	1.00	3,376	3,360	1.25%	4.2%	12/31/2023	1.01	0	0	1.00%	4.5%	12/31/2023	1.02	0	0	0.75%	4.8%
12/31/2022	0.95	2,634	2,515	1.25%	-14.1%	12/31/2022	0.97	0	0	1.00%	-13.9%	12/31/2022	0.98	0	0	0.75%	-13.7%
12/31/2021	1.11	3,172	3,527	1.25%	-3.0%	12/31/2021	1.12	0	0	1.00%	-2.8%	12/31/2021	1.13	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	6.6%	12/31/2025	$1.13	0	$0	0.25%	6.9%	12/31/2025	$1.16	0	$0	0.00%	7.1%
12/31/2024	1.04	0	0	0.50%	0.8%	12/31/2024	1.06	0	0	0.25%	1.1%	12/31/2024	1.08	0	0	0.00%	1.3%
12/31/2023	1.04	0	0	0.50%	5.0%	12/31/2023	1.05	0	0	0.25%	5.3%	12/31/2023	1.06	0	0	0.00%	5.5%
12/31/2022	0.99	0	0	0.50%	-13.5%	12/31/2022	1.00	0	0	0.25%	-13.3%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.14	0	0	0.50%	-2.3%	12/31/2021	1.15	0	0	0.25%	-2.0%	12/31/2021	1.16	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.3%
2023	2.7%
2022	2.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity 500 Index Fund - 06-3HR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,473,420	$177,194,829	1,067,296
Receivables: investments sold	244,379
Payables: investments purchased	-
Net assets	$253,717,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,717,799	103,153,586	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.55
Band 50	-	-	2.60
Band 25	-	-	2.65
Band 0	-	-	2.70
Total	$253,717,799	103,153,586

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,839,195
Mortality & expense charges			(2,875,803)
Net investment income (loss)			(36,608)

Gain (loss) on investments:
Net realized gain (loss)			18,738,350
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,967,004
Net gain (loss)			35,705,354

Increase (decrease) in net assets from operations			$35,668,746

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,608)	$170,133
Net realized gain (loss)		18,738,350	8,770,694
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,967,004	31,314,000

Increase (decrease) in net assets from operations		35,668,746	40,254,827

Contract owner transactions:
Proceeds from units sold		116,632,899	89,270,314
Cost of units redeemed		(113,009,975)	(86,275,312)
Account charges		(359,009)	(282,174)
Increase (decrease)		3,263,915	2,712,828
Net increase (decrease)		38,932,661	42,967,655
Net assets, beginning		214,785,138	171,817,483
Net assets, ending		$253,717,799	$214,785,138

Units sold		52,240,060	47,411,383
Units redeemed		(50,733,015)	(46,135,957)
Net increase (decrease)		1,507,045	1,275,426
Units outstanding, beginning		101,646,541	100,371,115
Units outstanding, ending		103,153,586	101,646,541

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$467,023,931
Cost of units redeemed/account charges			(324,939,496)
Net investment income (loss)			1,651,865
Net realized gain (loss)			33,701,978
Realized gain distributions			930
Net change in unrealized appreciation (depreciation)			76,278,591
Net assets			$253,717,799

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	103,154	$253,718	1.25%	16.4%	12/31/2025	$2.51	0	$0	1.00%	16.7%	12/31/2025	$2.55	0	$0	0.75%	17.0%
12/31/2024	2.11	101,647	214,785	1.25%	23.4%	12/31/2024	2.15	0	0	1.00%	23.7%	12/31/2024	2.18	0	0	0.75%	24.1%
12/31/2023	1.71	100,371	171,817	1.25%	24.7%	12/31/2023	1.73	0	0	1.00%	25.0%	12/31/2023	1.76	0	0	0.75%	25.3%
12/31/2022	1.37	83,938	115,203	1.25%	-19.1%	12/31/2022	1.39	0	0	1.00%	-18.9%	12/31/2022	1.40	0	0	0.75%	-18.7%
12/31/2021	1.70	55,999	95,053	1.25%	27.1%	12/31/2021	1.71	0	0	1.00%	27.4%	12/31/2021	1.73	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	17.3%	12/31/2025	$2.65	0	$0	0.25%	17.6%	12/31/2025	$2.70	0	$0	0.00%	17.9%
12/31/2024	2.22	0	0	0.50%	24.4%	12/31/2024	2.25	0	0	0.25%	24.7%	12/31/2024	2.29	0	0	0.00%	25.0%
12/31/2023	1.78	0	0	0.50%	25.7%	12/31/2023	1.81	0	0	0.25%	26.0%	12/31/2023	1.83	0	0	0.00%	26.3%
12/31/2022	1.42	0	0	0.50%	-18.5%	12/31/2022	1.43	0	0	0.25%	-18.3%	12/31/2022	1.45	0	0	0.00%	-18.1%
12/31/2021	1.74	0	0	0.50%	28.0%	12/31/2021	1.76	0	0	0.25%	28.4%	12/31/2021	1.77	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	1.6%
2022	1.6%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Ret Inv Class - 06-4F4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	1.25%	7.9%	12/31/2025	$1.18	0	$0	1.00%	8.1%	12/31/2025	$1.20	0	$0	0.75%	8.4%
12/31/2024	1.07	0	0	1.25%	3.6%	12/31/2024	1.09	0	0	1.00%	3.9%	12/31/2024	1.10	0	0	0.75%	4.2%
12/31/2023	1.04	0	0	1.25%	6.9%	12/31/2023	1.05	0	0	1.00%	7.2%	12/31/2023	1.06	0	0	0.75%	7.5%
12/31/2022	0.97	0	0	1.25%	-12.2%	12/31/2022	0.98	0	0	1.00%	-12.0%	12/31/2022	0.99	0	0	0.75%	-11.8%
12/31/2021	1.10	0	0	1.25%	1.5%	12/31/2021	1.11	0	0	1.00%	1.8%	12/31/2021	1.12	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	8.7%	12/31/2025	$1.23	0	$0	0.25%	9.0%	12/31/2025	$1.25	0	$0	0.00%	9.2%
12/31/2024	1.12	0	0	0.50%	4.4%	12/31/2024	1.13	0	0	0.25%	4.7%	12/31/2024	1.15	0	0	0.00%	5.0%
12/31/2023	1.07	0	0	0.50%	7.7%	12/31/2023	1.08	0	0	0.25%	8.0%	12/31/2023	1.09	0	0	0.00%	8.3%
12/31/2022	0.99	0	0	0.50%	-11.5%	12/31/2022	1.00	0	0	0.25%	-11.3%	12/31/2022	1.01	0	0	0.00%	-11.1%
12/31/2021	1.12	0	0	0.50%	2.3%	12/31/2021	1.13	0	0	0.25%	2.5%	12/31/2021	1.14	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235	$219	17
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235	191	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$235	191

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7
Mortality & expense charges			(3)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			9
Net gain (loss)			11

Increase (decrease) in net assets from operations			$15

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$3
Net realized gain (loss)		-	-
Realized gain distributions		2	3
Net change in unrealized appreciation (depreciation)		9	2

Increase (decrease) in net assets from operations		15	8

Contract owner transactions:
Proceeds from units sold		5	3
Cost of units redeemed		-	-
Account charges		(1)	(1)
Increase (decrease)		4	2
Net increase (decrease)		19	10
Net assets, beginning		216	206
Net assets, ending		$235	$216

Units sold		-	1
Units redeemed		-	-
Net increase (decrease)		-	1
Units outstanding, beginning		191	190
Units outstanding, ending		191	191

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$204
Cost of units redeemed/account charges			(2)
Net investment income (loss)			11
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			16
Net assets			$235

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	1.25%	8.8%	12/31/2025	$1.25	0	$0	1.00%	9.1%	12/31/2025	$1.27	0	$0	0.75%	9.4%
12/31/2024	1.13	0	0	1.25%	4.4%	12/31/2024	1.15	0	0	1.00%	4.6%	12/31/2024	1.16	0	0	0.75%	4.9%
12/31/2023	1.08	0	0	1.25%	8.5%	12/31/2023	1.10	0	0	1.00%	8.7%	12/31/2023	1.11	0	0	0.75%	9.0%
12/31/2022	1.00	0	0	1.25%	-14.0%	12/31/2022	1.01	0	0	1.00%	-13.8%	12/31/2022	1.02	0	0	0.75%	-13.6%
12/31/2021	1.16	0	0	1.25%	3.7%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.18	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	9.7%	12/31/2025	$1.31	0	$0	0.25%	9.9%	12/31/2025	$1.33	0	$0	0.00%	10.2%
12/31/2024	1.18	0	0	0.50%	5.2%	12/31/2024	1.19	0	0	0.25%	5.4%	12/31/2024	1.21	0	0	0.00%	5.7%
12/31/2023	1.12	0	0	0.50%	9.3%	12/31/2023	1.13	0	0	0.25%	9.6%	12/31/2023	1.14	0	0	0.00%	9.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.03	0	0	0.25%	-13.2%	12/31/2022	1.04	0	0	0.00%	-13.0%
12/31/2021	1.18	0	0	0.50%	4.5%	12/31/2021	1.19	0	0	0.25%	4.8%	12/31/2021	1.20	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.8%
2023	4.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,183	$24,759	1,750
Receivables: investments sold	261
Payables: investments purchased	-
Net assets	$26,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,444	20,371	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$26,444	20,371

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$793
Mortality & expense charges			(263)
Net investment income (loss)			530

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			522
Net change in unrealized appreciation (depreciation)			983
Net gain (loss)			1,530

Increase (decrease) in net assets from operations			$2,060

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$530	$292
Net realized gain (loss)		25	15
Realized gain distributions		522	298
Net change in unrealized appreciation (depreciation)		983	54

Increase (decrease) in net assets from operations		2,060	659

Contract owner transactions:
Proceeds from units sold		8,551	5,573
Cost of units redeemed		(1)	(1)
Account charges		(111)	(69)
Increase (decrease)		8,439	5,503
Net increase (decrease)		10,499	6,162
Net assets, beginning		15,945	9,783
Net assets, ending		$26,444	$15,945

Units sold		6,912	4,847
Units redeemed		(89)	(60)
Net increase (decrease)		6,823	4,787
Units outstanding, beginning		13,548	8,761
Units outstanding, ending		20,371	13,548

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,458
Cost of units redeemed/account charges			(326)
Net investment income (loss)			1,024
Net realized gain (loss)			44
Realized gain distributions			820
Net change in unrealized appreciation (depreciation)			1,424
Net assets			$26,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	20	$26	1.25%	10.3%	12/31/2025	$1.32	0	$0	1.00%	10.6%	12/31/2025	$1.34	0	$0	0.75%	10.9%
12/31/2024	1.18	14	16	1.25%	5.4%	12/31/2024	1.19	0	0	1.00%	5.7%	12/31/2024	1.21	0	0	0.75%	5.9%
12/31/2023	1.12	9	10	1.25%	9.9%	12/31/2023	1.13	0	0	1.00%	10.2%	12/31/2023	1.14	0	0	0.75%	10.4%
12/31/2022	1.02	2	2	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.20	0	0	1.25%	5.4%	12/31/2021	1.21	0	0	1.00%	5.7%	12/31/2021	1.22	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	11.1%	12/31/2025	$1.38	0	$0	0.25%	11.4%	12/31/2025	$1.40	0	$0	0.00%	11.7%
12/31/2024	1.22	0	0	0.50%	6.2%	12/31/2024	1.24	0	0	0.25%	6.5%	12/31/2024	1.26	0	0	0.00%	6.7%
12/31/2023	1.15	0	0	0.50%	10.7%	12/31/2023	1.17	0	0	0.25%	11.0%	12/31/2023	1.18	0	0	0.00%	11.3%
12/31/2022	1.04	0	0	0.50%	-14.8%	12/31/2022	1.05	0	0	0.25%	-14.6%	12/31/2022	1.06	0	0	0.00%	-14.4%
12/31/2021	1.22	0	0	0.50%	6.2%	12/31/2021	1.23	0	0	0.25%	6.5%	12/31/2021	1.24	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.5%
2023	4.1%
2022	4.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,284	$29,064	1,919
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$32,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,397	23,719	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$32,397	23,719

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$931
Mortality & expense charges			(360)
Net investment income (loss)			571

Gain (loss) on investments:
Net realized gain (loss)			114
Realized gain distributions			879
Net change in unrealized appreciation (depreciation)			1,683
Net gain (loss)			2,676

Increase (decrease) in net assets from operations			$3,247

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$571	$407
Net realized gain (loss)		114	107
Realized gain distributions		879	698
Net change in unrealized appreciation (depreciation)		1,683	217

Increase (decrease) in net assets from operations		3,247	1,429

Contract owner transactions:
Proceeds from units sold		4,338	3,579
Cost of units redeemed		(659)	(756)
Account charges		(188)	(134)
Increase (decrease)		3,491	2,689
Net increase (decrease)		6,738	4,118
Net assets, beginning		25,659	21,541
Net assets, ending		$32,397	$25,659

Units sold		3,353	3,003
Units redeemed		(663)	(747)
Net increase (decrease)		2,690	2,256
Units outstanding, beginning		21,029	18,773
Units outstanding, ending		23,719	21,029

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$118,544
Cost of units redeemed/account charges			(92,175)
Net investment income (loss)			1,860
Net realized gain (loss)			(629)
Realized gain distributions			1,577
Net change in unrealized appreciation (depreciation)			3,220
Net assets			$32,397

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	24	$32	1.25%	11.9%	12/31/2025	$1.39	0	$0	1.00%	12.2%	12/31/2025	$1.41	0	$0	0.75%	12.5%
12/31/2024	1.22	21	26	1.25%	6.3%	12/31/2024	1.24	0	0	1.00%	6.6%	12/31/2024	1.25	0	0	0.75%	6.9%
12/31/2023	1.15	19	22	1.25%	11.3%	12/31/2023	1.16	0	0	1.00%	11.6%	12/31/2023	1.17	0	0	0.75%	11.9%
12/31/2022	1.03	38	39	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.05	0	0	0.75%	-16.6%
12/31/2021	1.24	0	0	1.25%	7.1%	12/31/2021	1.25	0	0	1.00%	7.3%	12/31/2021	1.26	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	12.8%	12/31/2025	$1.45	0	$0	0.25%	13.1%	12/31/2025	$1.48	0	$0	0.00%	13.3%
12/31/2024	1.27	0	0	0.50%	7.1%	12/31/2024	1.29	0	0	0.25%	7.4%	12/31/2024	1.30	0	0	0.00%	7.7%
12/31/2023	1.18	0	0	0.50%	12.2%	12/31/2023	1.20	0	0	0.25%	12.5%	12/31/2023	1.21	0	0	0.00%	12.7%
12/31/2022	1.06	0	0	0.50%	-16.4%	12/31/2022	1.06	0	0	0.25%	-16.2%	12/31/2022	1.07	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	7.9%	12/31/2021	1.27	0	0	0.25%	8.1%	12/31/2021	1.28	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.0%
2023	1.7%
2022	5.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,618	$40,030	2,144
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$43,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,603	30,485	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$43,603	30,485

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,165
Mortality & expense charges			(471)
Net investment income (loss)			694

Gain (loss) on investments:
Net realized gain (loss)			483
Realized gain distributions			870
Net change in unrealized appreciation (depreciation)			2,756
Net gain (loss)			4,109

Increase (decrease) in net assets from operations			$4,803

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$694	$342
Net realized gain (loss)		483	2,592
Realized gain distributions		870	241
Net change in unrealized appreciation (depreciation)		2,756	(536)

Increase (decrease) in net assets from operations		4,803	2,639

Contract owner transactions:
Proceeds from units sold		12,607	20,923
Cost of units redeemed		(4,688)	(17,967)
Account charges		(215)	(328)
Increase (decrease)		7,704	2,628
Net increase (decrease)		12,507	5,267
Net assets, beginning		31,096	25,829
Net assets, ending		$43,603	$31,096

Units sold		9,460	18,047
Units redeemed		(3,632)	(15,334)
Net increase (decrease)		5,828	2,713
Units outstanding, beginning		24,657	21,944
Units outstanding, ending		30,485	24,657

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$87,497
Cost of units redeemed/account charges			(51,527)
Net investment income (loss)			1,634
Net realized gain (loss)			1,260
Realized gain distributions			1,151
Net change in unrealized appreciation (depreciation)			3,588
Net assets			$43,603

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	30	$44	1.25%	13.4%	12/31/2025	$1.45	0	$0	1.00%	13.7%	12/31/2025	$1.48	0	$0	0.75%	14.0%
12/31/2024	1.26	25	31	1.25%	7.1%	12/31/2024	1.28	0	0	1.00%	7.4%	12/31/2024	1.29	0	0	0.75%	7.7%
12/31/2023	1.18	22	26	1.25%	12.5%	12/31/2023	1.19	0	0	1.00%	12.8%	12/31/2023	1.20	0	0	0.75%	13.0%
12/31/2022	1.05	15	16	1.25%	-17.6%	12/31/2022	1.06	0	0	1.00%	-17.4%	12/31/2022	1.06	0	0	0.75%	-17.2%
12/31/2021	1.27	9	12	1.25%	8.1%	12/31/2021	1.28	0	0	1.00%	8.4%	12/31/2021	1.28	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	14.3%	12/31/2025	$1.52	0	$0	0.25%	14.6%	12/31/2025	$1.55	0	$0	0.00%	14.8%
12/31/2024	1.31	0	0	0.50%	8.0%	12/31/2024	1.33	0	0	0.25%	8.2%	12/31/2024	1.35	0	0	0.00%	8.5%
12/31/2023	1.22	0	0	0.50%	13.3%	12/31/2023	1.23	0	0	0.25%	13.6%	12/31/2023	1.24	0	0	0.00%	13.9%
12/31/2022	1.07	0	0	0.50%	-17.0%	12/31/2022	1.08	0	0	0.25%	-16.8%	12/31/2022	1.09	0	0	0.00%	-16.6%
12/31/2021	1.29	0	0	0.50%	9.0%	12/31/2021	1.30	0	0	0.25%	9.2%	12/31/2021	1.31	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.7%
2023	2.8%
2022	2.7%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,253	$46,652	2,454
Receivables: investments sold	259
Payables: investments purchased	-
Net assets	$55,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,512	36,824	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$55,512	36,824

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,368
Mortality & expense charges			(574)
Net investment income (loss)			794

Gain (loss) on investments:
Net realized gain (loss)			95
Realized gain distributions			389
Net change in unrealized appreciation (depreciation)			4,960
Net gain (loss)			5,444

Increase (decrease) in net assets from operations			$6,238

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$794	$429
Net realized gain (loss)		95	984
Realized gain distributions		389	88
Net change in unrealized appreciation (depreciation)		4,960	1,301

Increase (decrease) in net assets from operations		6,238	2,802

Contract owner transactions:
Proceeds from units sold		12,258	9,810
Cost of units redeemed		-	(7,233)
Account charges		(241)	(442)
Increase (decrease)		12,017	2,135
Net increase (decrease)		18,255	4,937
Net assets, beginning		37,257	32,320
Net assets, ending		$55,512	$37,257

Units sold		8,706	7,719
Units redeemed		(168)	(5,968)
Net increase (decrease)		8,538	1,751
Units outstanding, beginning		28,286	26,535
Units outstanding, ending		36,824	28,286

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$319,505
Cost of units redeemed/account charges			(310,118)
Net investment income (loss)			3,554
Net realized gain (loss)			30,105
Realized gain distributions			3,865
Net change in unrealized appreciation (depreciation)			8,601
Net assets			$55,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	37	$56	1.25%	14.4%	12/31/2025	$1.53	0	$0	1.00%	14.7%	12/31/2025	$1.56	0	$0	0.75%	15.0%
12/31/2024	1.32	28	37	1.25%	8.1%	12/31/2024	1.33	0	0	1.00%	8.4%	12/31/2024	1.35	0	0	0.75%	8.7%
12/31/2023	1.22	27	32	1.25%	13.7%	12/31/2023	1.23	0	0	1.00%	14.0%	12/31/2023	1.24	0	0	0.75%	14.2%
12/31/2022	1.07	17	18	1.25%	-17.9%	12/31/2022	1.08	0	0	1.00%	-17.6%	12/31/2022	1.09	0	0	0.75%	-17.4%
12/31/2021	1.30	225	293	1.25%	9.5%	12/31/2021	1.31	0	0	1.00%	9.7%	12/31/2021	1.32	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	15.3%	12/31/2025	$1.60	0	$0	0.25%	15.6%	12/31/2025	$1.63	0	$0	0.00%	15.9%
12/31/2024	1.37	0	0	0.50%	9.0%	12/31/2024	1.39	0	0	0.25%	9.2%	12/31/2024	1.41	0	0	0.00%	9.5%
12/31/2023	1.26	0	0	0.50%	14.5%	12/31/2023	1.27	0	0	0.25%	14.8%	12/31/2023	1.28	0	0	0.00%	15.1%
12/31/2022	1.10	0	0	0.50%	-17.2%	12/31/2022	1.11	0	0	0.25%	-17.0%	12/31/2022	1.12	0	0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.34	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.5%
2023	2.8%
2022	0.2%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$707,501	$573,659	26,596
Receivables: investments sold	762
Payables: investments purchased	-
Net assets	$708,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$708,263	431,595	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$708,263	431,595

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,160
Mortality & expense charges			(7,717)
Net investment income (loss)			8,443

Gain (loss) on investments:
Net realized gain (loss)			9,611
Realized gain distributions			2,809
Net change in unrealized appreciation (depreciation)			69,806
Net gain (loss)			82,226

Increase (decrease) in net assets from operations			$90,669

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,443	$5,661
Net realized gain (loss)		9,611	3,536
Realized gain distributions		2,809	965
Net change in unrealized appreciation (depreciation)		69,806	33,556

Increase (decrease) in net assets from operations		90,669	43,718

Contract owner transactions:
Proceeds from units sold		160,153	93,282
Cost of units redeemed		(61,212)	(19,388)
Account charges		(1,804)	(1,381)
Increase (decrease)		97,137	72,513
Net increase (decrease)		187,806	116,231
Net assets, beginning		520,457	404,226
Net assets, ending		$708,263	$520,457

Units sold		107,643	68,402
Units redeemed		(43,501)	(14,435)
Net increase (decrease)		64,142	53,967
Units outstanding, beginning		367,453	313,486
Units outstanding, ending		431,595	367,453

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$809,567
Cost of units redeemed/account charges			(270,478)
Net investment income (loss)			21,640
Net realized gain (loss)			9,663
Realized gain distributions			4,029
Net change in unrealized appreciation (depreciation)			133,842
Net assets			$708,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	432	$708	1.25%	15.9%	12/31/2025	$1.67	0	$0	1.00%	16.2%	12/31/2025	$1.69	0	$0	0.75%	16.4%
12/31/2024	1.42	367	520	1.25%	9.8%	12/31/2024	1.44	0	0	1.00%	10.1%	12/31/2024	1.45	0	0	0.75%	10.4%
12/31/2023	1.29	313	404	1.25%	15.8%	12/31/2023	1.30	0	0	1.00%	16.1%	12/31/2023	1.32	0	0	0.75%	16.4%
12/31/2022	1.11	236	262	1.25%	-18.6%	12/31/2022	1.12	0	0	1.00%	-18.4%	12/31/2022	1.13	0	0	0.75%	-18.2%
12/31/2021	1.37	70	96	1.25%	12.3%	12/31/2021	1.38	0	0	1.00%	12.6%	12/31/2021	1.38	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	16.7%	12/31/2025	$1.75	0	$0	0.25%	17.0%	12/31/2025	$1.77	0	$0	0.00%	17.3%
12/31/2024	1.47	0	0	0.50%	10.7%	12/31/2024	1.49	0	0	0.25%	11.0%	12/31/2024	1.51	0	0	0.00%	11.2%
12/31/2023	1.33	0	0	0.50%	16.7%	12/31/2023	1.35	0	0	0.25%	17.0%	12/31/2023	1.36	0	0	0.00%	17.3%
12/31/2022	1.14	0	0	0.50%	-18.0%	12/31/2022	1.15	0	0	0.25%	-17.8%	12/31/2022	1.16	0	0	0.00%	-17.6%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.5%
2023	2.5%
2022	2.7%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,308	$14,008	565
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$16,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,302	9,136	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$16,302	9,136

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$325
Mortality & expense charges			(157)
Net investment income (loss)			168

Gain (loss) on investments:
Net realized gain (loss)			392
Realized gain distributions			39
Net change in unrealized appreciation (depreciation)			1,603
Net gain (loss)			2,034

Increase (decrease) in net assets from operations			$2,202

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168	$95
Net realized gain (loss)		392	11
Realized gain distributions		39	8
Net change in unrealized appreciation (depreciation)		1,603	474

Increase (decrease) in net assets from operations		2,202	588

Contract owner transactions:
Proceeds from units sold		7,618	4,387
Cost of units redeemed		(1,854)	-
Account charges		(147)	(33)
Increase (decrease)		5,617	4,354
Net increase (decrease)		7,819	4,942
Net assets, beginning		8,483	3,541
Net assets, ending		$16,302	$8,483

Units sold		4,650	3,022
Units redeemed		(1,143)	(23)
Net increase (decrease)		3,507	2,999
Units outstanding, beginning		5,629	2,630
Units outstanding, ending		9,136	5,629

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,983
Cost of units redeemed/account charges			(5,780)
Net investment income (loss)			314
Net realized gain (loss)			438
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			2,300
Net assets			$16,302

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	9	$16	1.25%	18.4%	12/31/2025	$1.81	0	$0	1.00%	18.7%	12/31/2025	$1.84	0	$0	0.75%	19.0%
12/31/2024	1.51	6	8	1.25%	11.9%	12/31/2024	1.53	0	0	1.00%	12.2%	12/31/2024	1.55	0	0	0.75%	12.5%
12/31/2023	1.35	3	4	1.25%	17.9%	12/31/2023	1.36	0	0	1.00%	18.2%	12/31/2023	1.38	0	0	0.75%	18.5%
12/31/2022	1.14	1	1	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	1	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	19.3%	12/31/2025	$1.90	0	$0	0.25%	19.6%	12/31/2025	$1.93	0	$0	0.00%	19.9%
12/31/2024	1.57	0	0	0.50%	12.8%	12/31/2024	1.59	0	0	0.25%	13.1%	12/31/2024	1.61	0	0	0.00%	13.3%
12/31/2023	1.39	0	0	0.50%	18.8%	12/31/2023	1.41	0	0	0.25%	19.1%	12/31/2023	1.42	0	0	0.00%	19.4%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.8%
2023	2.7%
2022	2.7%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,433	$49,054	1,831
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$56,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,499	30,915	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$56,499	30,915

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,052
Mortality & expense charges			(457)
Net investment income (loss)			595

Gain (loss) on investments:
Net realized gain (loss)			133
Realized gain distributions			48
Net change in unrealized appreciation (depreciation)			5,972
Net gain (loss)			6,153

Increase (decrease) in net assets from operations			$6,748

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$595	$233
Net realized gain (loss)		133	721
Realized gain distributions		48	5
Net change in unrealized appreciation (depreciation)		5,972	589

Increase (decrease) in net assets from operations		6,748	1,548

Contract owner transactions:
Proceeds from units sold		28,491	14,457
Cost of units redeemed		(506)	(4,010)
Account charges		(270)	(204)
Increase (decrease)		27,715	10,243
Net increase (decrease)		34,463	11,791
Net assets, beginning		22,036	10,245
Net assets, ending		$56,499	$22,036

Units sold		16,930	9,750
Units redeemed		(471)	(2,871)
Net increase (decrease)		16,459	6,879
Units outstanding, beginning		14,456	7,577
Units outstanding, ending		30,915	14,456

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$127,654
Cost of units redeemed/account charges			(86,768)
Net investment income (loss)			736
Net realized gain (loss)			7,433
Realized gain distributions			65
Net change in unrealized appreciation (depreciation)			7,379
Net assets			$56,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	31	$56	1.25%	19.9%	12/31/2025	$1.86	0	$0	1.00%	20.2%	12/31/2025	$1.89	0	$0	0.75%	20.5%
12/31/2024	1.52	14	22	1.25%	12.7%	12/31/2024	1.54	0	0	1.00%	13.0%	12/31/2024	1.56	0	0	0.75%	13.3%
12/31/2023	1.35	8	10	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	2	2	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	1	2	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	20.8%	12/31/2025	$1.95	0	$0	0.25%	21.1%	12/31/2025	$1.98	0	$0	0.00%	21.4%
12/31/2024	1.59	0	0	0.50%	13.6%	12/31/2024	1.61	0	0	0.25%	13.9%	12/31/2024	1.63	0	0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.4%	12/31/2021	1.45	0	0	0.25%	15.7%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.6%
2023	3.1%
2022	1.9%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,263	$72,469	2,800
Receivables: investments sold	394
Payables: investments purchased	-
Net assets	$86,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,657	47,408	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$86,657	47,408

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,623
Mortality & expense charges			(803)
Net investment income (loss)			820

Gain (loss) on investments:
Net realized gain (loss)			538
Realized gain distributions			34
Net change in unrealized appreciation (depreciation)			10,564
Net gain (loss)			11,136

Increase (decrease) in net assets from operations			$11,956

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$820	$468
Net realized gain (loss)		538	748
Realized gain distributions		34	8
Net change in unrealized appreciation (depreciation)		10,564	1,693

Increase (decrease) in net assets from operations		11,956	2,917

Contract owner transactions:
Proceeds from units sold		34,854	25,789
Cost of units redeemed		(3,127)	(5,372)
Account charges		(387)	(195)
Increase (decrease)		31,340	20,222
Net increase (decrease)		43,296	23,139
Net assets, beginning		43,361	20,222
Net assets, ending		$86,657	$43,361

Units sold		21,130	17,441
Units redeemed		(2,163)	(3,954)
Net increase (decrease)		18,967	13,487
Units outstanding, beginning		28,441	14,954
Units outstanding, ending		47,408	28,441

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$269,037
Cost of units redeemed/account charges			(240,718)
Net investment income (loss)			2,417
Net realized gain (loss)			41,510
Realized gain distributions			617
Net change in unrealized appreciation (depreciation)			13,794
Net assets			$86,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	47	$87	1.25%	19.9%	12/31/2025	$1.86	0	$0	1.00%	20.2%	12/31/2025	$1.89	0	$0	0.75%	20.5%
12/31/2024	1.52	28	43	1.25%	12.7%	12/31/2024	1.54	0	0	1.00%	13.0%	12/31/2024	1.57	0	0	0.75%	13.3%
12/31/2023	1.35	15	20	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	4	5	1.25%	-19.3%	12/31/2022	1.15	0	0	1.00%	-19.1%	12/31/2022	1.16	0	0	0.75%	-18.9%
12/31/2021	1.41	0	0	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	20.8%	12/31/2025	$1.95	0	$0	0.25%	21.1%	12/31/2025	$1.98	0	$0	0.00%	21.4%
12/31/2024	1.59	0	0	0.50%	13.6%	12/31/2024	1.61	0	0	0.25%	13.9%	12/31/2024	1.63	0	0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.7%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.6%
2023	3.0%
2022	3.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$317,048	$248,962	12,510
Receivables: investments sold	1,222
Payables: investments purchased	-
Net assets	$318,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318,270	174,126	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$318,270	174,126

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,972
Mortality & expense charges			(3,172)
Net investment income (loss)			2,800

Gain (loss) on investments:
Net realized gain (loss)			1,418
Realized gain distributions			122
Net change in unrealized appreciation (depreciation)			42,587
Net gain (loss)			44,127

Increase (decrease) in net assets from operations			$46,927

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,800	$1,750
Net realized gain (loss)		1,418	1,837
Realized gain distributions		122	9
Net change in unrealized appreciation (depreciation)		42,587	14,447

Increase (decrease) in net assets from operations		46,927	18,043

Contract owner transactions:
Proceeds from units sold		79,220	60,291
Cost of units redeemed		(3,216)	(10,324)
Account charges		(966)	(681)
Increase (decrease)		75,038	49,286
Net increase (decrease)		121,965	67,329
Net assets, beginning		196,305	128,976
Net assets, ending		$318,270	$196,305

Units sold		47,782	41,022
Units redeemed		(2,415)	(7,631)
Net increase (decrease)		45,367	33,391
Units outstanding, beginning		128,759	95,368
Units outstanding, ending		174,126	128,759

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$274,700
Cost of units redeemed/account charges			(34,511)
Net investment income (loss)			6,706
Net realized gain (loss)			3,082
Realized gain distributions			207
Net change in unrealized appreciation (depreciation)			68,086
Net assets			$318,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	174	$318	1.25%	19.9%	12/31/2025	$1.86	0	$0	1.00%	20.2%	12/31/2025	$1.89	0	$0	0.75%	20.5%
12/31/2024	1.52	129	196	1.25%	12.7%	12/31/2024	1.54	0	0	1.00%	13.0%	12/31/2024	1.57	0	0	0.75%	13.3%
12/31/2023	1.35	95	129	1.25%	18.5%	12/31/2023	1.37	0	0	1.00%	18.8%	12/31/2023	1.38	0	0	0.75%	19.1%
12/31/2022	1.14	51	58	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	14	20	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	20.8%	12/31/2025	$1.95	0	$0	0.25%	21.1%	12/31/2025	$1.98	0	$0	0.00%	21.4%
12/31/2024	1.59	0	0	0.50%	13.6%	12/31/2024	1.61	0	0	0.25%	13.9%	12/31/2024	1.63	0	0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.4%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.3%
2023	2.6%
2022	2.8%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,889	$206,737	11,952
Receivables: investments sold	805
Payables: investments purchased	-
Net assets	$257,694

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,694	141,052	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$257,694	141,052

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,845
Mortality & expense charges			(3,112)
Net investment income (loss)			1,733

Gain (loss) on investments:
Net realized gain (loss)			16,585
Realized gain distributions			99
Net change in unrealized appreciation (depreciation)			28,348
Net gain (loss)			45,032

Increase (decrease) in net assets from operations			$46,765

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,733	$1,863
Net realized gain (loss)		16,585	181
Realized gain distributions		99	-
Net change in unrealized appreciation (depreciation)		28,348	18,035

Increase (decrease) in net assets from operations		46,765	20,079

Contract owner transactions:
Proceeds from units sold		68,433	55,024
Cost of units redeemed		(73,990)	(1,116)
Account charges		(545)	(253)
Increase (decrease)		(6,102)	53,655
Net increase (decrease)		40,663	73,734
Net assets, beginning		217,031	143,297
Net assets, ending		$257,694	$217,031

Units sold		41,452	37,311
Units redeemed		(42,801)	(914)
Net increase (decrease)		(1,349)	36,397
Units outstanding, beginning		142,401	106,004
Units outstanding, ending		141,052	142,401

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$285,336
Cost of units redeemed/account charges			(107,899)
Net investment income (loss)			6,317
Net realized gain (loss)			23,372
Realized gain distributions			416
Net change in unrealized appreciation (depreciation)			50,152
Net assets			$257,694

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	141	$258	1.25%	19.9%	12/31/2025	$1.86	0	$0	1.00%	20.2%	12/31/2025	$1.89	0	$0	0.75%	20.5%
12/31/2024	1.52	142	217	1.25%	12.7%	12/31/2024	1.54	0	0	1.00%	13.0%	12/31/2024	1.56	0	0	0.75%	13.3%
12/31/2023	1.35	106	143	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	79	90	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	53	75	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	20.8%	12/31/2025	$1.95	0	$0	0.25%	21.1%	12/31/2025	$1.98	0	$0	0.00%	21.4%
12/31/2024	1.59	0	0	0.50%	13.6%	12/31/2024	1.61	0	0	0.25%	13.9%	12/31/2024	1.63	0	0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.3%
2023	2.3%
2022	2.0%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,094	$55,590	3,742
Receivables: investments sold	241
Payables: investments purchased	-
Net assets	$65,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,335	35,729	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$65,335	35,729

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,197
Mortality & expense charges			(614)
Net investment income (loss)			583

Gain (loss) on investments:
Net realized gain (loss)			1,672
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			6,774
Net gain (loss)			8,456

Increase (decrease) in net assets from operations			$9,039

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583	$342
Net realized gain (loss)		1,672	676
Realized gain distributions		10	-
Net change in unrealized appreciation (depreciation)		6,774	1,617

Increase (decrease) in net assets from operations		9,039	2,635

Contract owner transactions:
Proceeds from units sold		31,250	20,885
Cost of units redeemed		(10,245)	(3,375)
Account charges		(460)	(340)
Increase (decrease)		20,545	17,170
Net increase (decrease)		29,584	19,805
Net assets, beginning		35,751	15,946
Net assets, ending		$65,335	$35,751

Units sold		18,775	14,122
Units redeemed		(6,495)	(2,459)
Net increase (decrease)		12,280	11,663
Units outstanding, beginning		23,449	11,786
Units outstanding, ending		35,729	23,449

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$72,116
Cost of units redeemed/account charges			(20,529)
Net investment income (loss)			1,164
Net realized gain (loss)			3,070
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			9,504
Net assets			$65,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	36	$65	1.25%	19.9%	12/31/2025	$1.86	0	$0	1.00%	20.2%	12/31/2025	$1.89	0	$0	0.75%	20.5%
12/31/2024	1.52	23	36	1.25%	12.7%	12/31/2024	1.54	0	0	1.00%	13.0%	12/31/2024	1.57	0	0	0.75%	13.3%
12/31/2023	1.35	12	16	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	5	5	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	0	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	20.8%	12/31/2025	$1.95	0	$0	0.25%	21.1%	12/31/2025	$1.98	0	$0	0.00%	21.4%
12/31/2024	1.59	0	0	0.50%	13.5%	12/31/2024	1.61	0	0	0.25%	13.8%	12/31/2024	1.63	0	0	0.00%	14.1%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.6%
2023	2.7%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inflation-Protected Bond Index Fund - 06-3WK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,180,163	$1,188,132	129,742
Receivables: investments sold	3,087
Payables: investments purchased	-
Net assets	$1,183,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,130,294	1,003,115	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	52,956	43,229	1.23
Total	$1,183,250	1,046,344

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$48,472
Mortality & expense charges			(11,962)
Net investment income (loss)			36,510

Gain (loss) on investments:
Net realized gain (loss)			6,196
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,593
Net gain (loss)			15,789

Increase (decrease) in net assets from operations			$52,299

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,510	$19,319
Net realized gain (loss)		6,196	(3,205)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,593	(11,030)

Increase (decrease) in net assets from operations		52,299	5,084

Contract owner transactions:
Proceeds from units sold		686,346	1,090,636
Cost of units redeemed		(418,558)	(423,185)
Account charges		(995)	(762)
Increase (decrease)		266,793	666,689
Net increase (decrease)		319,092	671,773
Net assets, beginning		864,158	192,385
Net assets, ending		$1,183,250	$864,158

Units sold		613,439	1,025,021
Units redeemed		(367,830)	(403,951)
Net increase (decrease)		245,609	621,070
Units outstanding, beginning		800,735	179,665
Units outstanding, ending		1,046,344	800,735

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,927,566
Cost of units redeemed/account charges			(3,793,781)
Net investment income (loss)			71,868
Net realized gain (loss)			(14,650)
Realized gain distributions			216
Net change in unrealized appreciation (depreciation)			(7,969)
Net assets			$1,183,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	1,003	$1,130	1.25%	5.6%	12/31/2025	$1.15	0	$0	1.00%	5.8%	12/31/2025	$1.17	0	$0	0.75%	6.1%
12/31/2024	1.07	679	725	1.25%	0.7%	12/31/2024	1.08	0	0	1.00%	1.0%	12/31/2024	1.10	0	0	0.75%	1.2%
12/31/2023	1.06	148	156	1.25%	2.5%	12/31/2023	1.07	0	0	1.00%	2.8%	12/31/2023	1.08	0	0	0.75%	3.0%
12/31/2022	1.03	184	190	1.25%	-13.1%	12/31/2022	1.04	0	0	1.00%	-12.9%	12/31/2022	1.05	0	0	0.75%	-12.7%
12/31/2021	1.19	78	93	1.25%	4.6%	12/31/2021	1.20	0	0	1.00%	4.9%	12/31/2021	1.21	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.4%	12/31/2025	$1.20	0	$0	0.25%	6.6%	12/31/2025	$1.23	43	$53	0.00%	6.9%
12/31/2024	1.11	0	0	0.50%	1.5%	12/31/2024	1.13	0	0	0.25%	1.8%	12/31/2024	1.15	122	139	0.00%	2.0%
12/31/2023	1.10	0	0	0.50%	3.3%	12/31/2023	1.11	0	0	0.25%	3.5%	12/31/2023	1.12	32	36	0.00%	3.8%
12/31/2022	1.06	0	0	0.50%	-12.5%	12/31/2022	1.07	0	0	0.25%	-12.3%	12/31/2022	1.08	0	0	0.00%	-12.0%
12/31/2021	1.21	0	0	0.50%	5.4%	12/31/2021	1.22	0	0	0.25%	5.7%	12/31/2021	1.23	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	4.7%
2023	3.4%
2022	9.0%
2021	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total International Index Fund - 06-3WH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,535,664	$1,994,120	145,914
Receivables: investments sold	-
Payables: investments purchased	(8,431)
Net assets	$2,527,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,527,233	1,566,780	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$2,527,233	1,566,780

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$70,377
Mortality & expense charges			(28,763)
Net investment income (loss)			41,614

Gain (loss) on investments:
Net realized gain (loss)			118,382
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			427,799
Net gain (loss)			546,181

Increase (decrease) in net assets from operations			$587,795

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,614	$32,286
Net realized gain (loss)		118,382	34,619
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		427,799	46,079

Increase (decrease) in net assets from operations		587,795	112,984

Contract owner transactions:
Proceeds from units sold		706,540	1,234,363
Cost of units redeemed		(849,131)	(337,599)
Account charges		(5,035)	(4,184)
Increase (decrease)		(147,626)	892,580
Net increase (decrease)		440,169	1,005,564
Net assets, beginning		2,087,064	1,081,500
Net assets, ending		$2,527,233	$2,087,064

Units sold		500,477	1,056,902
Units redeemed		(628,331)	(272,713)
Net increase (decrease)		(127,854)	784,189
Units outstanding, beginning		1,694,634	910,445
Units outstanding, ending		1,566,780	1,694,634

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,369,263
Cost of units redeemed/account charges			(1,675,015)
Net investment income (loss)			120,096
Net realized gain (loss)			171,345
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			541,544
Net assets			$2,527,233

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	1,567	$2,527	1.25%	31.0%	12/31/2025	$1.64	0	$0	1.00%	31.3%	12/31/2025	$1.67	0	$0	0.75%	31.6%
12/31/2024	1.23	1,695	2,087	1.25%	3.7%	12/31/2024	1.25	0	0	1.00%	3.9%	12/31/2024	1.27	0	0	0.75%	4.2%
12/31/2023	1.19	910	1,082	1.25%	14.1%	12/31/2023	1.20	0	0	1.00%	14.4%	12/31/2023	1.22	0	0	0.75%	14.6%
12/31/2022	1.04	742	773	1.25%	-17.3%	12/31/2022	1.05	0	0	1.00%	-17.1%	12/31/2022	1.06	0	0	0.75%	-16.9%
12/31/2021	1.26	537	676	1.25%	7.1%	12/31/2021	1.27	0	0	1.00%	7.4%	12/31/2021	1.28	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	0.50%	32.0%	12/31/2025	$1.72	0	$0	0.25%	32.3%	12/31/2025	$1.75	0	$0	0.00%	32.6%
12/31/2024	1.29	0	0	0.50%	4.5%	12/31/2024	1.30	0	0	0.25%	4.7%	12/31/2024	1.32	0	0	0.00%	5.0%
12/31/2023	1.23	0	0	0.50%	14.9%	12/31/2023	1.24	0	0	0.25%	15.2%	12/31/2023	1.26	0	0	0.00%	15.5%
12/31/2022	1.07	0	0	0.50%	-16.7%	12/31/2022	1.08	0	0	0.25%	-16.5%	12/31/2022	1.09	0	0	0.00%	-16.3%
12/31/2021	1.29	0	0	0.50%	7.9%	12/31/2021	1.29	0	0	0.25%	8.2%	12/31/2021	1.30	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.7%
2023	3.1%
2022	2.6%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity US Sustainability Index Fund - 06-3X3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,142,208	$869,395	37,504
Receivables: investments sold	561
Payables: investments purchased	-
Net assets	$1,142,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,142,769	449,828	$2.54
Band 100	-	-	2.58
Band 75	-	-	2.63
Band 50	-	-	2.67
Band 25	-	-	2.71
Band 0	-	-	2.76
Total	$1,142,769	449,828

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,281
Mortality & expense charges			(12,705)
Net investment income (loss)			(424)

Gain (loss) on investments:
Net realized gain (loss)			76,685
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63,342
Net gain (loss)			140,027

Increase (decrease) in net assets from operations			$139,603

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(424)	$3,051
Net realized gain (loss)		76,685	23,014
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		63,342	134,130

Increase (decrease) in net assets from operations		139,603	160,195

Contract owner transactions:
Proceeds from units sold		393,473	644,578
Cost of units redeemed		(542,581)	(100,919)
Account charges		(445)	(503)
Increase (decrease)		(149,553)	543,156
Net increase (decrease)		(9,950)	703,351
Net assets, beginning		1,152,719	449,368
Net assets, ending		$1,142,769	$1,152,719

Units sold		176,672	330,647
Units redeemed		(259,091)	(51,644)
Net increase (decrease)		(82,419)	279,003
Units outstanding, beginning		532,247	253,244
Units outstanding, ending		449,828	532,247

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,515,214
Cost of units redeemed/account charges			(750,587)
Net investment income (loss)			4,393
Net realized gain (loss)			100,878
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			272,813
Net assets			$1,142,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	450	$1,143	1.25%	17.3%	12/31/2025	$2.58	0	$0	1.00%	17.6%	12/31/2025	$2.63	0	$0	0.75%	17.9%
12/31/2024	2.17	532	1,153	1.25%	22.1%	12/31/2024	2.20	0	0	1.00%	22.4%	12/31/2024	2.23	0	0	0.75%	22.7%
12/31/2023	1.77	253	449	1.25%	27.4%	12/31/2023	1.79	0	0	1.00%	27.8%	12/31/2023	1.82	0	0	0.75%	28.1%
12/31/2022	1.39	218	303	1.25%	-21.3%	12/31/2022	1.40	0	0	1.00%	-21.1%	12/31/2022	1.42	0	0	0.75%	-20.9%
12/31/2021	1.77	20	36	1.25%	29.9%	12/31/2021	1.78	0	0	1.00%	30.3%	12/31/2021	1.79	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	0	$0	0.50%	18.2%	12/31/2025	$2.71	0	$0	0.25%	18.5%	12/31/2025	$2.76	0	$0	0.00%	18.8%
12/31/2024	2.26	0	0	0.50%	23.0%	12/31/2024	2.29	0	0	0.25%	23.3%	12/31/2024	2.32	0	0	0.00%	23.6%
12/31/2023	1.84	0	0	0.50%	28.4%	12/31/2023	1.86	0	0	0.25%	28.7%	12/31/2023	1.88	0	0	0.00%	29.0%
12/31/2022	1.43	0	0	0.50%	-20.7%	12/31/2022	1.44	0	0	0.25%	-20.5%	12/31/2022	1.46	0	0	0.00%	-20.3%
12/31/2021	1.80	0	0	0.50%	30.9%	12/31/2021	1.81	0	0	0.25%	31.2%	12/31/2021	1.83	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.8%
2023	1.3%
2022	1.5%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets Index Fund - 06-3WN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,545,666	$1,200,120	112,514
Receivables: investments sold	-
Payables: investments purchased	(6,472)
Net assets	$1,539,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,539,194	1,105,389	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,539,194	1,105,389

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,620
Mortality & expense charges			(19,742)
Net investment income (loss)			19,878

Gain (loss) on investments:
Net realized gain (loss)			95,770
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			325,367
Net gain (loss)			421,137

Increase (decrease) in net assets from operations			$441,015

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,878	$21,601
Net realized gain (loss)		95,770	4,177
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		325,367	37,298

Increase (decrease) in net assets from operations		441,015	63,076

Contract owner transactions:
Proceeds from units sold		1,835,783	1,870,316
Cost of units redeemed		(2,228,294)	(1,589,566)
Account charges		(3,633)	(3,248)
Increase (decrease)		(396,144)	277,502
Net increase (decrease)		44,871	340,578
Net assets, beginning		1,494,323	1,153,745
Net assets, ending		$1,539,194	$1,494,323

Units sold		1,540,542	1,786,138
Units redeemed		(1,854,677)	(1,522,512)
Net increase (decrease)		(314,135)	263,626
Units outstanding, beginning		1,419,524	1,155,898
Units outstanding, ending		1,105,389	1,419,524

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,789,046
Cost of units redeemed/account charges			(7,693,525)
Net investment income (loss)			80,063
Net realized gain (loss)			18,064
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			345,546
Net assets			$1,539,194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	1,105	$1,539	1.25%	32.3%	12/31/2025	$1.42	0	$0	1.00%	32.6%	12/31/2025	$1.44	0	$0	0.75%	32.9%
12/31/2024	1.05	1,420	1,494	1.25%	5.5%	12/31/2024	1.07	0	0	1.00%	5.7%	12/31/2024	1.08	0	0	0.75%	6.0%
12/31/2023	1.00	1,156	1,154	1.25%	8.1%	12/31/2023	1.01	0	0	1.00%	8.4%	12/31/2023	1.02	0	0	0.75%	8.7%
12/31/2022	0.92	1,149	1,061	1.25%	-21.1%	12/31/2022	0.93	0	0	1.00%	-20.9%	12/31/2022	0.94	0	0	0.75%	-20.7%
12/31/2021	1.17	619	724	1.25%	-4.2%	12/31/2021	1.18	0	0	1.00%	-4.0%	12/31/2021	1.19	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	33.3%	12/31/2025	$1.49	0	$0	0.25%	33.6%	12/31/2025	$1.51	0	$0	0.00%	33.9%
12/31/2024	1.10	0	0	0.50%	6.3%	12/31/2024	1.11	0	0	0.25%	6.5%	12/31/2024	1.13	0	0	0.00%	6.8%
12/31/2023	1.03	0	0	0.50%	9.0%	12/31/2023	1.05	0	0	0.25%	9.2%	12/31/2023	1.06	0	0	0.00%	9.5%
12/31/2022	0.95	0	0	0.50%	-20.5%	12/31/2022	0.96	0	0	0.25%	-20.3%	12/31/2022	0.97	0	0	0.00%	-20.1%
12/31/2021	1.19	0	0	0.50%	-3.5%	12/31/2021	1.20	0	0	0.25%	-3.3%	12/31/2021	1.21	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.9%
2023	2.6%
2022	2.8%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl RealEstate Z Class - 06-4G4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(46)
Net investment income (loss)			(46)

Gain (loss) on investments:
Net realized gain (loss)			(2,726)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,779
Net gain (loss)			1,053

Increase (decrease) in net assets from operations			$1,007

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46)	$312
Net realized gain (loss)		(2,726)	(35)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,779	(1,217)

Increase (decrease) in net assets from operations		1,007	(940)

Contract owner transactions:
Proceeds from units sold		941	1,843
Cost of units redeemed		(10,569)	-
Account charges		-	-
Increase (decrease)		(9,628)	1,843
Net increase (decrease)		(8,621)	903
Net assets, beginning		8,621	7,718
Net assets, ending		$-	$8,621

Units sold		1,136	2,151
Units redeemed		(11,932)	-
Net increase (decrease)		(10,796)	2,151
Units outstanding, beginning		10,796	8,645
Units outstanding, ending		-	10,796

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$218,241
Cost of units redeemed/account charges			(202,464)
Net investment income (loss)			1,319
Net realized gain (loss)			(18,933)
Realized gain distributions			1,837
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	1.25%	21.4%	12/31/2025	$0.98	0	$0	1.00%	21.7%	12/31/2025	$1.00	0	$0	0.75%	22.0%
12/31/2024	0.80	11	9	1.25%	-10.6%	12/31/2024	0.81	0	0	1.00%	-10.3%	12/31/2024	0.82	0	0	0.75%	-10.1%
12/31/2023	0.89	9	8	1.25%	3.0%	12/31/2023	0.90	0	0	1.00%	3.3%	12/31/2023	0.91	0	0	0.75%	3.5%
12/31/2022	0.87	8	7	1.25%	-27.5%	12/31/2022	0.87	0	0	1.00%	-27.3%	12/31/2022	0.88	0	0	0.75%	-27.1%
12/31/2021	1.20	34	40	1.25%	10.7%	12/31/2021	1.20	0	0	1.00%	10.9%	12/31/2021	1.21	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	22.3%	12/31/2025	$1.03	0	$0	0.25%	22.6%	12/31/2025	$1.05	0	$0	0.00%	22.9%
12/31/2024	0.83	0	0	0.50%	-9.9%	12/31/2024	0.84	0	0	0.25%	-9.6%	12/31/2024	0.85	0	0	0.00%	-9.4%
12/31/2023	0.92	0	0	0.50%	3.8%	12/31/2023	0.93	0	0	0.25%	4.1%	12/31/2023	0.94	0	0	0.00%	4.3%
12/31/2022	0.89	0	0	0.50%	-27.0%	12/31/2022	0.89	0	0	0.25%	-26.8%	12/31/2022	0.90	0	0	0.00%	-26.6%
12/31/2021	1.21	0	0	0.50%	11.5%	12/31/2021	1.22	0	0	0.25%	11.8%	12/31/2021	1.23	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	5.1%
2023	2.1%
2022	0.7%
2021	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Extended Market Index Fund - 06-3WJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,319,651	$8,640,550	131,899
Receivables: investments sold	-
Payables: investments purchased	(41,307)
Net assets	$13,278,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,278,344	7,521,730	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$13,278,344	7,521,730

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$75,490
Mortality & expense charges			(157,842)
Net investment income (loss)			(82,352)

Gain (loss) on investments:
Net realized gain (loss)			402,031
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			934,255
Net gain (loss)			1,336,286

Increase (decrease) in net assets from operations			$1,253,934

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82,352)	$(87,897)
Net realized gain (loss)		402,031	364,799
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		934,255	1,431,185

Increase (decrease) in net assets from operations		1,253,934	1,708,087

Contract owner transactions:
Proceeds from units sold		893,702	910,974
Cost of units redeemed		(1,278,444)	(1,452,874)
Account charges		(378)	(84)
Increase (decrease)		(385,120)	(541,984)
Net increase (decrease)		868,814	1,166,103
Net assets, beginning		12,409,530	11,243,427
Net assets, ending		$13,278,344	$12,409,530

Units sold		565,058	657,335
Units redeemed		(776,780)	(1,018,072)
Net increase (decrease)		(211,722)	(360,737)
Units outstanding, beginning		7,733,452	8,094,189
Units outstanding, ending		7,521,730	7,733,452

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,735,175
Cost of units redeemed/account charges			(5,013,750)
Net investment income (loss)			(70,425)
Net realized gain (loss)			942,248
Realized gain distributions			5,995
Net change in unrealized appreciation (depreciation)			4,679,101
Net assets			$13,278,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	7,522	$13,278	1.25%	10.0%	12/31/2025	$1.80	0	$0	1.00%	10.3%	12/31/2025	$1.83	0	$0	0.75%	10.6%
12/31/2024	1.60	7,733	12,410	1.25%	15.5%	12/31/2024	1.63	0	0	1.00%	15.8%	12/31/2024	1.65	0	0	0.75%	16.1%
12/31/2023	1.39	8,094	11,243	1.25%	23.8%	12/31/2023	1.41	0	0	1.00%	24.1%	12/31/2023	1.42	0	0	0.75%	24.4%
12/31/2022	1.12	8,719	9,782	1.25%	-27.3%	12/31/2022	1.13	0	0	1.00%	-27.2%	12/31/2022	1.14	0	0	0.75%	-27.0%
12/31/2021	1.54	162	249	1.25%	11.0%	12/31/2021	1.55	0	0	1.00%	11.3%	12/31/2021	1.56	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	10.8%	12/31/2025	$1.89	0	$0	0.25%	11.1%	12/31/2025	$1.92	0	$0	0.00%	11.4%
12/31/2024	1.67	0	0	0.50%	16.4%	12/31/2024	1.70	0	0	0.25%	16.7%	12/31/2024	1.72	0	0	0.00%	17.0%
12/31/2023	1.44	0	0	0.50%	24.7%	12/31/2023	1.46	0	0	0.25%	25.1%	12/31/2023	1.47	0	0	0.00%	25.4%
12/31/2022	1.15	0	0	0.50%	-26.8%	12/31/2022	1.16	0	0	0.25%	-26.6%	12/31/2022	1.17	0	0	0.00%	-26.4%
12/31/2021	1.58	0	0	0.50%	11.8%	12/31/2021	1.59	0	0	0.25%	12.1%	12/31/2021	1.60	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.5%
2023	1.3%
2022	2.6%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	1.25%	23.4%	12/31/2025	$1.95	0	$0	1.00%	23.7%	12/31/2025	$1.98	0	$0	0.75%	24.0%
12/31/2024	1.56	0	0	1.25%	22.0%	12/31/2024	1.58	0	0	1.00%	22.3%	12/31/2024	1.60	0	0	0.75%	22.6%
12/31/2023	1.28	0	0	1.25%	21.6%	12/31/2023	1.29	0	0	1.00%	21.9%	12/31/2023	1.30	0	0	0.75%	22.2%
12/31/2022	1.05	0	0	1.25%	-11.4%	12/31/2022	1.06	0	0	1.00%	-11.2%	12/31/2022	1.06	0	0	0.75%	-10.9%
12/31/2021	1.18	0	0	1.25%	15.6%	12/31/2021	1.19	0	0	1.00%	15.9%	12/31/2021	1.20	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	0	$0	0.50%	24.3%	12/31/2025	$2.04	0	$0	0.25%	24.6%	12/31/2025	$2.07	0	$0	0.00%	24.9%
12/31/2024	1.62	0	0	0.50%	22.9%	12/31/2024	1.64	0	0	0.25%	23.2%	12/31/2024	1.66	0	0	0.00%	23.5%
12/31/2023	1.31	0	0	0.50%	22.5%	12/31/2023	1.33	0	0	0.25%	22.8%	12/31/2023	1.34	0	0	0.00%	23.1%
12/31/2022	1.07	0	0	0.50%	-10.7%	12/31/2022	1.08	0	0	0.25%	-10.5%	12/31/2022	1.09	0	0	0.00%	-10.3%
12/31/2021	1.20	0	0	0.50%	16.5%	12/31/2021	1.21	0	0	0.25%	16.8%	12/31/2021	1.21	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Real Estate Index Fund - 06-3WP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$216,481	$215,259	13,439
Receivables: investments sold	563
Payables: investments purchased	-
Net assets	$217,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,044	197,542	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$217,044	197,542

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,958
Mortality & expense charges			(6,551)
Net investment income (loss)			6,407

Gain (loss) on investments:
Net realized gain (loss)			4,483
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,551)
Net gain (loss)			(2,068)

Increase (decrease) in net assets from operations			$4,339

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,407	$9,766
Net realized gain (loss)		4,483	12,701
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,551)	1,581

Increase (decrease) in net assets from operations		4,339	24,048

Contract owner transactions:
Proceeds from units sold		54,697	199,188
Cost of units redeemed		(447,689)	(375,534)
Account charges		(1,060)	(1,337)
Increase (decrease)		(394,052)	(177,683)
Net increase (decrease)		(389,713)	(153,635)
Net assets, beginning		606,757	760,392
Net assets, ending		$217,044	$606,757

Units sold		50,361	184,378
Units redeemed		(414,703)	(352,432)
Net increase (decrease)		(364,342)	(168,054)
Units outstanding, beginning		561,884	729,938
Units outstanding, ending		197,542	561,884

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,581,111
Cost of units redeemed/account charges			(1,427,034)
Net investment income (loss)			44,738
Net realized gain (loss)			17,007
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,222
Net assets			$217,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	198	$217	1.25%	1.7%	12/31/2025	$1.12	0	$0	1.00%	2.0%	12/31/2025	$1.14	0	$0	0.75%	2.3%
12/31/2024	1.08	562	607	1.25%	3.7%	12/31/2024	1.10	0	0	1.00%	3.9%	12/31/2024	1.11	0	0	0.75%	4.2%
12/31/2023	1.04	730	760	1.25%	10.6%	12/31/2023	1.05	0	0	1.00%	10.8%	12/31/2023	1.07	0	0	0.75%	11.1%
12/31/2022	0.94	660	622	1.25%	-27.0%	12/31/2022	0.95	0	0	1.00%	-26.9%	12/31/2022	0.96	0	0	0.75%	-26.7%
12/31/2021	1.29	367	474	1.25%	38.9%	12/31/2021	1.30	0	0	1.00%	39.3%	12/31/2021	1.31	0	0	0.75%	39.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	2.5%	12/31/2025	$1.17	0	$0	0.25%	2.8%	12/31/2025	$1.19	0	$0	0.00%	3.0%
12/31/2024	1.13	0	0	0.50%	4.4%	12/31/2024	1.14	0	0	0.25%	4.7%	12/31/2024	1.16	0	0	0.00%	5.0%
12/31/2023	1.08	0	0	0.50%	11.4%	12/31/2023	1.09	0	0	0.25%	11.7%	12/31/2023	1.10	0	0	0.00%	11.9%
12/31/2022	0.97	0	0	0.50%	-26.5%	12/31/2022	0.98	0	0	0.25%	-26.3%	12/31/2022	0.99	0	0	0.00%	-26.1%
12/31/2021	1.32	0	0	0.50%	40.0%	12/31/2021	1.33	0	0	0.25%	40.3%	12/31/2021	1.34	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.6%
2023	2.9%
2022	3.0%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	41.0%	12/31/2025	$1.45	0	$0	1.00%	41.4%	12/31/2025	$1.47	0	$0	0.75%	41.7%
12/31/2024	1.01	0	0	1.25%	21.8%	12/31/2024	1.02	0	0	1.00%	22.1%	12/31/2024	1.03	0	0	0.75%	22.4%
12/31/2023	0.83	0	0	1.25%	-1.4%	12/31/2023	0.84	0	0	1.00%	-1.1%	12/31/2023	0.85	0	0	0.75%	-0.9%
12/31/2022	0.84	0	0	1.25%	-24.7%	12/31/2022	0.85	0	0	1.00%	-24.5%	12/31/2022	0.85	0	0	0.75%	-24.3%
12/31/2021	1.12	0	0	1.25%	-14.4%	12/31/2021	1.12	0	0	1.00%	-14.2%	12/31/2021	1.13	0	0	0.75%	-14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	42.1%	12/31/2025	$1.51	0	$0	0.25%	42.4%	12/31/2025	$1.53	0	$0	0.00%	42.8%
12/31/2024	1.05	0	0	0.50%	22.7%	12/31/2024	1.06	0	0	0.25%	23.0%	12/31/2024	1.07	0	0	0.00%	23.4%
12/31/2023	0.85	0	0	0.50%	-0.6%	12/31/2023	0.86	0	0	0.25%	-0.4%	12/31/2023	0.87	0	0	0.00%	-0.1%
12/31/2022	0.86	0	0	0.50%	-24.1%	12/31/2022	0.86	0	0	0.25%	-24.0%	12/31/2022	0.87	0	0	0.00%	-23.8%
12/31/2021	1.13	0	0	0.50%	-13.8%	12/31/2021	1.14	0	0	0.25%	-13.6%	12/31/2021	1.14	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Multi-Asset Index Fund - 06-4N3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,029	$5,988	90
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$6,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,017	3,424	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$6,017	3,424

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$118
Mortality & expense charges			(151)
Net investment income (loss)			(33)

Gain (loss) on investments:
Net realized gain (loss)			1,775
Realized gain distributions			164
Net change in unrealized appreciation (depreciation)			(323)
Net gain (loss)			1,616

Increase (decrease) in net assets from operations			$1,583

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33)	$210
Net realized gain (loss)		1,775	15
Realized gain distributions		164	528
Net change in unrealized appreciation (depreciation)		(323)	176

Increase (decrease) in net assets from operations		1,583	929

Contract owner transactions:
Proceeds from units sold		8,320	12,883
Cost of units redeemed		(21,499)	(38)
Account charges		(15)	(9)
Increase (decrease)		(13,194)	12,836
Net increase (decrease)		(11,611)	13,765
Net assets, beginning		17,628	3,863
Net assets, ending		$6,017	$17,628

Units sold		5,039	9,021
Units redeemed		(13,518)	(32)
Net increase (decrease)		(8,479)	8,989
Units outstanding, beginning		11,903	2,914
Units outstanding, ending		3,424	11,903

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,671
Cost of units redeemed/account charges			(21,543)
Net investment income (loss)			241
Net realized gain (loss)			1,863
Realized gain distributions			744
Net change in unrealized appreciation (depreciation)			41
Net assets			$6,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	3	$6	1.25%	18.7%	12/31/2025	$1.78	0	$0	1.00%	19.0%	12/31/2025	$1.81	0	$0	0.75%	19.3%
12/31/2024	1.48	12	18	1.25%	11.7%	12/31/2024	1.50	0	0	1.00%	12.0%	12/31/2024	1.51	0	0	0.75%	12.3%
12/31/2023	1.33	3	4	1.25%	17.8%	12/31/2023	1.34	0	0	1.00%	18.1%	12/31/2023	1.35	0	0	0.75%	18.4%
12/31/2022	1.13	1	1	1.25%	-19.1%	12/31/2022	1.13	0	0	1.00%	-18.9%	12/31/2022	1.14	0	0	0.75%	-18.7%
12/31/2021	1.39	0	0	1.25%	15.6%	12/31/2021	1.40	0	0	1.00%	15.9%	12/31/2021	1.40	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	19.5%	12/31/2025	$1.86	0	$0	0.25%	19.8%	12/31/2025	$1.88	0	$0	0.00%	20.1%
12/31/2024	1.53	0	0	0.50%	12.5%	12/31/2024	1.55	0	0	0.25%	12.8%	12/31/2024	1.57	0	0	0.00%	13.1%
12/31/2023	1.36	0	0	0.50%	18.7%	12/31/2023	1.37	0	0	0.25%	19.0%	12/31/2023	1.39	0	0	0.00%	19.3%
12/31/2022	1.15	0	0	0.50%	-18.5%	12/31/2022	1.15	0	0	0.25%	-18.3%	12/31/2022	1.16	0	0	0.00%	-18.1%
12/31/2021	1.41	0	0	0.50%	16.5%	12/31/2021	1.41	0	0	0.25%	16.8%	12/31/2021	1.42	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	3.3%
2023	3.1%
2022	3.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Sustainability Index Fund Inst Class - 06-4H6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,816	$14,229	1,017
Receivables: investments sold	711
Payables: investments purchased	-
Net assets	$15,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,527	10,688	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$15,527	10,688

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$367
Mortality & expense charges			(1,629)
Net investment income (loss)			(1,262)

Gain (loss) on investments:
Net realized gain (loss)			48,074
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,578)
Net gain (loss)			37,496

Increase (decrease) in net assets from operations			$36,234

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,262)	$2,823
Net realized gain (loss)		48,074	3,238
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,578)	379

Increase (decrease) in net assets from operations		36,234	6,440

Contract owner transactions:
Proceeds from units sold		36,794	114,732
Cost of units redeemed		(287,171)	(24,828)
Account charges		(256)	(365)
Increase (decrease)		(250,633)	89,539
Net increase (decrease)		(214,399)	95,979
Net assets, beginning		229,926	133,947
Net assets, ending		$15,527	$229,926

Units sold		29,316	101,554
Units redeemed		(221,549)	(21,999)
Net increase (decrease)		(192,233)	79,555
Units outstanding, beginning		202,921	123,366
Units outstanding, ending		10,688	202,921

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$282,553
Cost of units redeemed/account charges			(325,588)
Net investment income (loss)			5,322
Net realized gain (loss)			52,653
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			587
Net assets			$15,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	11	$16	1.25%	28.2%	12/31/2025	$1.47	0	$0	1.00%	28.5%	12/31/2025	$1.50	0	$0	0.75%	28.9%
12/31/2024	1.13	203	230	1.25%	4.4%	12/31/2024	1.15	0	0	1.00%	4.6%	12/31/2024	1.16	0	0	0.75%	4.9%
12/31/2023	1.09	123	134	1.25%	13.2%	12/31/2023	1.10	0	0	1.00%	13.5%	12/31/2023	1.11	0	0	0.75%	13.8%
12/31/2022	0.96	78	75	1.25%	-19.9%	12/31/2022	0.97	0	0	1.00%	-19.7%	12/31/2022	0.97	0	0	0.75%	-19.5%
12/31/2021	1.20	0	0	1.25%	6.3%	12/31/2021	1.20	0	0	1.00%	6.6%	12/31/2021	1.21	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	29.2%	12/31/2025	$1.54	0	$0	0.25%	29.5%	12/31/2025	$1.56	0	$0	0.00%	29.8%
12/31/2024	1.18	0	0	0.50%	5.1%	12/31/2024	1.19	0	0	0.25%	5.4%	12/31/2024	1.20	0	0	0.00%	5.7%
12/31/2023	1.12	0	0	0.50%	14.1%	12/31/2023	1.13	0	0	0.25%	14.4%	12/31/2023	1.14	0	0	0.00%	14.7%
12/31/2022	0.98	0	0	0.50%	-19.3%	12/31/2022	0.99	0	0	0.25%	-19.1%	12/31/2022	0.99	0	0	0.00%	-18.9%
12/31/2021	1.21	0	0	0.50%	7.1%	12/31/2021	1.22	0	0	0.25%	7.4%	12/31/2021	1.22	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	2.9%
2023	3.3%
2022	4.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,445	$45,861	5,209
Receivables: investments sold	2,525
Payables: investments purchased	-
Net assets	$48,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,970	51,388	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$48,970	51,388

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,091
Mortality & expense charges			(2,662)
Net investment income (loss)			5,429

Gain (loss) on investments:
Net realized gain (loss)			4,177
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,075
Net gain (loss)			7,252

Increase (decrease) in net assets from operations			$12,681

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,429	$4,124
Net realized gain (loss)		4,177	85
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,075	(4,985)

Increase (decrease) in net assets from operations		12,681	(776)

Contract owner transactions:
Proceeds from units sold		43,598	185,105
Cost of units redeemed		(292,733)	(30,400)
Account charges		(252)	(318)
Increase (decrease)		(249,387)	154,387
Net increase (decrease)		(236,706)	153,611
Net assets, beginning		285,676	132,065
Net assets, ending		$48,970	$285,676

Units sold		50,166	204,448
Units redeemed		(315,662)	(34,015)
Net increase (decrease)		(265,496)	170,433
Units outstanding, beginning		316,884	146,451
Units outstanding, ending		51,388	316,884

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$360,373
Cost of units redeemed/account charges			(327,700)
Net investment income (loss)			11,397
Net realized gain (loss)			4,316
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			584
Net assets			$48,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.95	51	$49	1.25%	5.7%	12/31/2025	$0.97	0	$0	1.00%	6.0%	12/31/2025	$0.98	0	$0	0.75%	6.2%
12/31/2024	0.90	317	286	1.25%	0.0%	12/31/2024	0.91	0	0	1.00%	0.2%	12/31/2024	0.92	0	0	0.75%	0.5%
12/31/2023	0.90	146	132	1.25%	4.1%	12/31/2023	0.91	0	0	1.00%	4.4%	12/31/2023	0.92	0	0	0.75%	4.6%
12/31/2022	0.87	91	79	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.88	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	-3.2%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.02	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	6.5%	12/31/2025	$1.01	0	$0	0.25%	6.8%	12/31/2025	$1.03	0	$0	0.00%	7.0%
12/31/2024	0.93	0	0	0.50%	0.7%	12/31/2024	0.95	0	0	0.25%	1.0%	12/31/2024	0.96	0	0	0.00%	1.2%
12/31/2023	0.93	0	0	0.50%	4.9%	12/31/2023	0.94	0	0	0.25%	5.2%	12/31/2023	0.95	0	0	0.00%	5.4%
12/31/2022	0.88	0	0	0.50%	-13.3%	12/31/2022	0.89	0	0	0.25%	-13.1%	12/31/2022	0.90	0	0	0.00%	-12.9%
12/31/2021	1.02	0	0	0.50%	-2.5%	12/31/2021	1.03	0	0	0.25%	-2.2%	12/31/2021	1.03	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	3.1%
2023	2.8%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Growth Opps Z Inst Class - 06-4RH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,824,620	$5,185,879	28,573
Receivables: investments sold	-
Payables: investments purchased	(25,340)
Net assets	$6,799,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,799,280	4,460,200	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$6,799,280	4,460,200

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(71,361)
Net investment income (loss)			(71,361)

Gain (loss) on investments:
Net realized gain (loss)			324,008
Realized gain distributions			238,571
Net change in unrealized appreciation (depreciation)			632,754
Net gain (loss)			1,195,333

Increase (decrease) in net assets from operations			$1,123,972

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71,361)	$(46,530)
Net realized gain (loss)		324,008	92,595
Realized gain distributions		238,571	-
Net change in unrealized appreciation (depreciation)		632,754	1,118,937

Increase (decrease) in net assets from operations		1,123,972	1,165,002

Contract owner transactions:
Proceeds from units sold		5,397,332	849,139
Cost of units redeemed		(4,059,274)	(1,108,570)
Account charges		(6,739)	(1,874)
Increase (decrease)		1,331,319	(261,305)
Net increase (decrease)		2,455,291	903,697
Net assets, beginning		4,343,989	3,440,292
Net assets, ending		$6,799,280	$4,343,989

Units sold		4,020,464	751,765
Units redeemed		(3,010,528)	(1,058,353)
Net increase (decrease)		1,009,936	(306,588)
Units outstanding, beginning		3,450,264	3,756,852
Units outstanding, ending		4,460,200	3,450,264

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,577,115
Cost of units redeemed/account charges			(7,699,448)
Net investment income (loss)			(203,253)
Net realized gain (loss)			(78,312)
Realized gain distributions			564,437
Net change in unrealized appreciation (depreciation)			1,638,741
Net assets			$6,799,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	4,460	$6,799	1.25%	21.1%	12/31/2025	$1.54	0	$0	1.00%	21.4%	12/31/2025	$1.56	0	$0	0.75%	21.7%
12/31/2024	1.26	3,450	4,344	1.25%	37.5%	12/31/2024	1.27	0	0	1.00%	37.8%	12/31/2024	1.28	0	0	0.75%	38.2%
12/31/2023	0.92	3,757	3,440	1.25%	43.9%	12/31/2023	0.92	0	0	1.00%	44.3%	12/31/2023	0.93	0	0	0.75%	44.6%
12/31/2022	0.64	4,781	3,042	1.25%	-38.9%	12/31/2022	0.64	0	0	1.00%	-38.8%	12/31/2022	0.64	0	0	0.75%	-38.6%
12/31/2021	1.04	3,628	3,782	1.25%	4.2%	12/31/2021	1.04	0	0	1.00%	4.5%	12/31/2021	1.05	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	22.0%	12/31/2025	$1.60	0	$0	0.25%	22.3%	12/31/2025	$1.62	0	$0	0.00%	22.6%
12/31/2024	1.30	0	0	0.50%	38.5%	12/31/2024	1.31	0	0	0.25%	38.9%	12/31/2024	1.32	0	0	0.00%	39.2%
12/31/2023	0.94	0	0	0.50%	45.0%	12/31/2023	0.94	0	0	0.25%	45.3%	12/31/2023	0.95	0	0	0.00%	45.7%
12/31/2022	0.65	0	0	0.50%	-38.5%	12/31/2022	0.65	0	0	0.25%	-38.3%	12/31/2022	0.65	0	0	0.00%	-38.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.05	0	0	0.25%	5.2%	12/31/2021	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,401	$17,904	548
Receivables: investments sold	-
Payables: investments purchased	(115)
Net assets	$20,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,286	17,107	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$20,286	17,107

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$649
Mortality & expense charges			(277)
Net investment income (loss)			372

Gain (loss) on investments:
Net realized gain (loss)			1,502
Realized gain distributions			41
Net change in unrealized appreciation (depreciation)			3,040
Net gain (loss)			4,583

Increase (decrease) in net assets from operations			$4,955

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$372	$245
Net realized gain (loss)		1,502	1,918
Realized gain distributions		41	-
Net change in unrealized appreciation (depreciation)		3,040	(1,834)

Increase (decrease) in net assets from operations		4,955	329

Contract owner transactions:
Proceeds from units sold		4,662	23,795
Cost of units redeemed		(11,123)	(24,931)
Account charges		(118)	(143)
Increase (decrease)		(6,579)	(1,279)
Net increase (decrease)		(1,624)	(950)
Net assets, beginning		21,910	22,860
Net assets, ending		$20,286	$21,910

Units sold		4,236	24,492
Units redeemed		(9,905)	(25,220)
Net increase (decrease)		(5,669)	(728)
Units outstanding, beginning		22,776	23,504
Units outstanding, ending		17,107	22,776

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$91,703
Cost of units redeemed/account charges			(77,098)
Net investment income (loss)			923
Net realized gain (loss)			2,050
Realized gain distributions			211
Net change in unrealized appreciation (depreciation)			2,497
Net assets			$20,286

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	17	$20	1.25%	23.3%	12/31/2025	$1.20	0	$0	1.00%	23.6%	12/31/2025	$1.21	0	$0	0.75%	23.9%
12/31/2024	0.96	23	22	1.25%	-1.1%	12/31/2024	0.97	0	0	1.00%	-0.8%	12/31/2024	0.98	0	0	0.75%	-0.6%
12/31/2023	0.97	24	23	1.25%	18.3%	12/31/2023	0.98	0	0	1.00%	18.6%	12/31/2023	0.99	0	0	0.75%	18.9%
12/31/2022	0.82	2	1	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.83	0	0	0.75%	-17.2%
12/31/2021	1.00	4	4	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	24.2%	12/31/2025	$1.24	0	$0	0.25%	24.5%	12/31/2025	$1.26	0	$0	0.00%	24.8%
12/31/2024	0.99	0	0	0.50%	-0.3%	12/31/2024	1.00	0	0	0.25%	-0.1%	12/31/2024	1.01	0	0	0.00%	0.2%
12/31/2023	0.99	0	0	0.50%	19.2%	12/31/2023	1.00	0	0	0.25%	19.5%	12/31/2023	1.00	0	0	0.00%	19.8%
12/31/2022	0.83	0	0	0.50%	-16.9%	12/31/2022	0.84	0	0	0.25%	-16.7%	12/31/2022	0.84	0	0	0.00%	-16.5%
12/31/2021	1.00	0	0	0.50%	0.2%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.4%
2023	3.7%
2022	1.0%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Small Cap Value Z Inst Class - 06-4TT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,726,828	$2,620,810	136,018
Receivables: investments sold	-
Payables: investments purchased	(5,094)
Net assets	$2,721,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,721,734	2,143,633	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$2,721,734	2,143,633

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,638
Mortality & expense charges			(31,714)
Net investment income (loss)			(76)

Gain (loss) on investments:
Net realized gain (loss)			25,595
Realized gain distributions			231,454
Net change in unrealized appreciation (depreciation)			(53,186)
Net gain (loss)			203,863

Increase (decrease) in net assets from operations			$203,787

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76)	$(10,519)
Net realized gain (loss)		25,595	27,994
Realized gain distributions		231,454	118,767
Net change in unrealized appreciation (depreciation)		(53,186)	25,278

Increase (decrease) in net assets from operations		203,787	161,520

Contract owner transactions:
Proceeds from units sold		702,394	717,314
Cost of units redeemed		(531,645)	(266,221)
Account charges		(5,652)	(5,580)
Increase (decrease)		165,097	445,513
Net increase (decrease)		368,884	607,033
Net assets, beginning		2,352,850	1,745,817
Net assets, ending		$2,721,734	$2,352,850

Units sold		616,805	630,614
Units redeemed		(454,720)	(237,411)
Net increase (decrease)		162,085	393,203
Units outstanding, beginning		1,981,548	1,588,345
Units outstanding, ending		2,143,633	1,981,548

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,270,715
Cost of units redeemed/account charges			(1,136,590)
Net investment income (loss)			(17,783)
Net realized gain (loss)			72,690
Realized gain distributions			426,684
Net change in unrealized appreciation (depreciation)			106,018
Net assets			$2,721,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	2,144	$2,722	1.25%	6.9%	12/31/2025	$1.28	0	$0	1.00%	7.2%	12/31/2025	$1.30	0	$0	0.75%	7.5%
12/31/2024	1.19	1,982	2,353	1.25%	8.0%	12/31/2024	1.20	0	0	1.00%	8.3%	12/31/2024	1.21	0	0	0.75%	8.6%
12/31/2023	1.10	1,588	1,746	1.25%	16.5%	12/31/2023	1.11	0	0	1.00%	16.8%	12/31/2023	1.11	0	0	0.75%	17.1%
12/31/2022	0.94	740	698	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.95	0	0	0.75%	-13.7%
12/31/2021	1.10	0	0	1.25%	9.9%	12/31/2021	1.10	0	0	1.00%	10.1%	12/31/2021	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	7.7%	12/31/2025	$1.33	0	$0	0.25%	8.0%	12/31/2025	$1.35	0	$0	0.00%	8.3%
12/31/2024	1.22	0	0	0.50%	8.8%	12/31/2024	1.23	0	0	0.25%	9.1%	12/31/2024	1.24	0	0	0.00%	9.4%
12/31/2023	1.12	0	0	0.50%	17.4%	12/31/2023	1.13	0	0	0.25%	17.7%	12/31/2023	1.14	0	0	0.00%	17.9%
12/31/2022	0.96	0	0	0.50%	-13.5%	12/31/2022	0.96	0	0	0.25%	-13.3%	12/31/2022	0.96	0	0	0.00%	-13.1%
12/31/2021	1.11	0	0	0.50%	10.6%	12/31/2021	1.11	0	0	0.25%	10.8%	12/31/2021	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	0.8%
2023	1.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,501	$350,080	27,608
Receivables: investments sold	-
Payables: investments purchased	(508)
Net assets	$372,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,993	349,345	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$372,993	349,345

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,472
Mortality & expense charges			(4,419)
Net investment income (loss)			8,053

Gain (loss) on investments:
Net realized gain (loss)			720
Realized gain distributions			3,994
Net change in unrealized appreciation (depreciation)			17,451
Net gain (loss)			22,165

Increase (decrease) in net assets from operations			$30,218

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,053	$6,429
Net realized gain (loss)		720	468
Realized gain distributions		3,994	5,670
Net change in unrealized appreciation (depreciation)		17,451	1,461

Increase (decrease) in net assets from operations		30,218	14,028

Contract owner transactions:
Proceeds from units sold		21,870	18,577
Cost of units redeemed		(10,678)	(11,500)
Account charges		(373)	(80)
Increase (decrease)		10,819	6,997
Net increase (decrease)		41,037	21,025
Net assets, beginning		331,956	310,931
Net assets, ending		$372,993	$331,956

Units sold		21,354	19,278
Units redeemed		(10,639)	(11,994)
Net increase (decrease)		10,715	7,284
Units outstanding, beginning		338,630	331,346
Units outstanding, ending		349,345	338,630

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$344,653
Cost of units redeemed/account charges			(28,154)
Net investment income (loss)			20,480
Net realized gain (loss)			1,176
Realized gain distributions			11,417
Net change in unrealized appreciation (depreciation)			23,421
Net assets			$372,993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	349	$373	1.25%	8.9%	12/31/2025	$1.08	0	$0	1.00%	9.2%	12/31/2025	$1.09	0	$0	0.75%	9.5%
12/31/2024	0.98	339	332	1.25%	4.5%	12/31/2024	0.99	0	0	1.00%	4.7%	12/31/2024	1.00	0	0	0.75%	5.0%
12/31/2023	0.94	331	311	1.25%	8.6%	12/31/2023	0.94	0	0	1.00%	8.8%	12/31/2023	0.95	0	0	0.75%	9.1%
12/31/2022	0.86	0	0	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.87	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	0.6%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	9.7%	12/31/2025	$1.11	0	$0	0.25%	10.0%	12/31/2025	$1.12	0	$0	0.00%	10.3%
12/31/2024	1.00	0	0	0.50%	5.3%	12/31/2024	1.01	0	0	0.25%	5.5%	12/31/2024	1.02	0	0	0.00%	5.8%
12/31/2023	0.95	0	0	0.50%	9.4%	12/31/2023	0.96	0	0	0.25%	9.6%	12/31/2023	0.96	0	0	0.00%	9.9%
12/31/2022	0.87	0	0	0.50%	-13.4%	12/31/2022	0.87	0	0	0.25%	-13.2%	12/31/2022	0.88	0	0	0.00%	-13.0%
12/31/2021	1.01	0	0	0.50%	0.6%	12/31/2021	1.01	0	0	0.25%	0.6%	12/31/2021	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	3.3%
2023	5.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2015 Prem Other Class - 06-69C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$480,654	$442,314	31,852
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$480,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$480,657	440,818	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$480,657	440,818

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,227
Mortality & expense charges			(5,871)
Net investment income (loss)			9,356

Gain (loss) on investments:
Net realized gain (loss)			4,209
Realized gain distributions			9,988
Net change in unrealized appreciation (depreciation)			23,212
Net gain (loss)			37,409

Increase (decrease) in net assets from operations			$46,765

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,356	$7,688
Net realized gain (loss)		4,209	1,724
Realized gain distributions		9,988	8,789
Net change in unrealized appreciation (depreciation)		23,212	4,119

Increase (decrease) in net assets from operations		46,765	22,320

Contract owner transactions:
Proceeds from units sold		31,285	34,517
Cost of units redeemed		(31,197)	(22,007)
Account charges		(520)	(120)
Increase (decrease)		(432)	12,390
Net increase (decrease)		46,333	34,710
Net assets, beginning		434,324	399,614
Net assets, ending		$480,657	$434,324

Units sold		30,256	35,710
Units redeemed		(29,368)	(22,713)
Net increase (decrease)		888	12,997
Units outstanding, beginning		439,930	426,933
Units outstanding, ending		440,818	439,930

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$480,242
Cost of units redeemed/account charges			(87,113)
Net investment income (loss)			24,237
Net realized gain (loss)			6,174
Realized gain distributions			18,777
Net change in unrealized appreciation (depreciation)			38,340
Net assets			$480,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	441	$481	1.25%	10.4%	12/31/2025	$1.10	0	$0	1.00%	10.7%	12/31/2025	$1.11	0	$0	0.75%	11.0%
12/31/2024	0.99	440	434	1.25%	5.5%	12/31/2024	0.99	0	0	1.00%	5.7%	12/31/2024	1.00	0	0	0.75%	6.0%
12/31/2023	0.94	427	400	1.25%	9.9%	12/31/2023	0.94	0	0	1.00%	10.2%	12/31/2023	0.95	0	0	0.75%	10.4%
12/31/2022	0.85	0	0	1.25%	-15.4%	12/31/2022	0.85	0	0	1.00%	-15.2%	12/31/2022	0.86	0	0	0.75%	-15.0%
12/31/2021	1.01	0	0	1.25%	0.7%	12/31/2021	1.01	0	0	1.00%	0.7%	12/31/2021	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	11.3%	12/31/2025	$1.14	0	$0	0.25%	11.6%	12/31/2025	$1.15	0	$0	0.00%	11.8%
12/31/2024	1.01	0	0	0.50%	6.3%	12/31/2024	1.02	0	0	0.25%	6.5%	12/31/2024	1.03	0	0	0.00%	6.8%
12/31/2023	0.95	0	0	0.50%	10.7%	12/31/2023	0.96	0	0	0.25%	11.0%	12/31/2023	0.96	0	0	0.00%	11.3%
12/31/2022	0.86	0	0	0.50%	-14.8%	12/31/2022	0.86	0	0	0.25%	-14.6%	12/31/2022	0.86	0	0	0.00%	-14.4%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	0.8%	12/31/2021	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.1%
2023	5.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2020 Prem Other Class - 06-69F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,969,211	$1,785,648	116,854
Receivables: investments sold	-
Payables: investments purchased	(217)
Net assets	$1,968,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,968,994	1,767,904	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,968,994	1,767,904

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,331
Mortality & expense charges			(22,974)
Net investment income (loss)			35,357

Gain (loss) on investments:
Net realized gain (loss)			11,568
Realized gain distributions			54,187
Net change in unrealized appreciation (depreciation)			108,131
Net gain (loss)			173,886

Increase (decrease) in net assets from operations			$209,243

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,357	$28,195
Net realized gain (loss)		11,568	10,804
Realized gain distributions		54,187	48,997
Net change in unrealized appreciation (depreciation)		108,131	17,993

Increase (decrease) in net assets from operations		209,243	105,989

Contract owner transactions:
Proceeds from units sold		145,176	153,611
Cost of units redeemed		(123,888)	(103,172)
Account charges		(2,183)	(240)
Increase (decrease)		19,105	50,199
Net increase (decrease)		228,348	156,188
Net assets, beginning		1,740,646	1,584,458
Net assets, ending		$1,968,994	$1,740,646

Units sold		139,142	158,101
Units redeemed		(122,058)	(103,463)
Net increase (decrease)		17,084	54,638
Units outstanding, beginning		1,750,820	1,696,182
Units outstanding, ending		1,767,904	1,750,820

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,977,497
Cost of units redeemed/account charges			(405,562)
Net investment income (loss)			89,915
Net realized gain (loss)			20,397
Realized gain distributions			103,184
Net change in unrealized appreciation (depreciation)			183,563
Net assets			$1,968,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	1,768	$1,969	1.25%	12.0%	12/31/2025	$1.13	0	$0	1.00%	12.3%	12/31/2025	$1.14	0	$0	0.75%	12.6%
12/31/2024	0.99	1,751	1,741	1.25%	6.4%	12/31/2024	1.00	0	0	1.00%	6.7%	12/31/2024	1.01	0	0	0.75%	7.0%
12/31/2023	0.93	1,696	1,584	1.25%	11.4%	12/31/2023	0.94	0	0	1.00%	11.6%	12/31/2023	0.94	0	0	0.75%	11.9%
12/31/2022	0.84	0	0	1.25%	-17.0%	12/31/2022	0.84	0	0	1.00%	-16.8%	12/31/2022	0.84	0	0	0.75%	-16.5%
12/31/2021	1.01	0	0	1.25%	1.0%	12/31/2021	1.01	0	0	1.00%	1.0%	12/31/2021	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	12.9%	12/31/2025	$1.16	0	$0	0.25%	13.2%	12/31/2025	$1.17	0	$0	0.00%	13.4%
12/31/2024	1.02	0	0	0.50%	7.2%	12/31/2024	1.02	0	0	0.25%	7.5%	12/31/2024	1.03	0	0	0.00%	7.8%
12/31/2023	0.95	0	0	0.50%	12.2%	12/31/2023	0.95	0	0	0.25%	12.5%	12/31/2023	0.96	0	0	0.00%	12.8%
12/31/2022	0.85	0	0	0.50%	-16.3%	12/31/2022	0.85	0	0	0.25%	-16.1%	12/31/2022	0.85	0	0	0.00%	-15.9%
12/31/2021	1.01	0	0	0.50%	1.0%	12/31/2021	1.01	0	0	0.25%	1.1%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.0%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2025 Prem Other Class - 06-69G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,000,531	$1,726,560	98,500
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$2,000,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,000,539	1,757,338	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$2,000,539	1,757,338

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$55,734
Mortality & expense charges			(25,075)
Net investment income (loss)			30,659

Gain (loss) on investments:
Net realized gain (loss)			59,380
Realized gain distributions			42,335
Net change in unrealized appreciation (depreciation)			111,518
Net gain (loss)			213,233

Increase (decrease) in net assets from operations			$243,892

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,659	$28,148
Net realized gain (loss)		59,380	21,751
Realized gain distributions		42,335	16,563
Net change in unrealized appreciation (depreciation)		111,518	78,153

Increase (decrease) in net assets from operations		243,892	144,615

Contract owner transactions:
Proceeds from units sold		183,379	219,749
Cost of units redeemed		(557,306)	(193,864)
Account charges		(2,552)	(506)
Increase (decrease)		(376,479)	25,379
Net increase (decrease)		(132,587)	169,994
Net assets, beginning		2,133,126	1,963,132
Net assets, ending		$2,000,539	$2,133,126

Units sold		172,789	224,815
Units redeemed		(542,106)	(196,792)
Net increase (decrease)		(369,317)	28,023
Units outstanding, beginning		2,126,655	2,098,632
Units outstanding, ending		1,757,338	2,126,655

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,268,421
Cost of units redeemed/account charges			(773,540)
Net investment income (loss)			91,167
Net realized gain (loss)			81,622
Realized gain distributions			58,898
Net change in unrealized appreciation (depreciation)			273,971
Net assets			$2,000,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	1,757	$2,001	1.25%	13.5%	12/31/2025	$1.15	0	$0	1.00%	13.8%	12/31/2025	$1.16	0	$0	0.75%	14.1%
12/31/2024	1.00	2,127	2,133	1.25%	7.2%	12/31/2024	1.01	0	0	1.00%	7.5%	12/31/2024	1.02	0	0	0.75%	7.8%
12/31/2023	0.94	2,099	1,963	1.25%	12.6%	12/31/2023	0.94	0	0	1.00%	12.8%	12/31/2023	0.95	0	0	0.75%	13.1%
12/31/2022	0.83	0	0	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.01	0	0	1.25%	0.8%	12/31/2021	1.01	0	0	1.00%	0.9%	12/31/2021	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	14.3%	12/31/2025	$1.19	0	$0	0.25%	14.6%	12/31/2025	$1.20	0	$0	0.00%	14.9%
12/31/2024	1.03	0	0	0.50%	8.0%	12/31/2024	1.03	0	0	0.25%	8.3%	12/31/2024	1.04	0	0	0.00%	8.6%
12/31/2023	0.95	0	0	0.50%	13.4%	12/31/2023	0.95	0	0	0.25%	13.7%	12/31/2023	0.96	0	0	0.00%	14.0%
12/31/2022	0.84	0	0	0.50%	-17.0%	12/31/2022	0.84	0	0	0.25%	-16.8%	12/31/2022	0.84	0	0	0.00%	-16.6%
12/31/2021	1.01	0	0	0.50%	0.9%	12/31/2021	1.01	0	0	0.25%	0.9%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.7%
2023	4.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2030 Prem Other Class - 06-69H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,066,245	$4,208,637	224,145
Receivables: investments sold	-
Payables: investments purchased	(565)
Net assets	$5,065,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,065,680	4,320,052	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$5,065,680	4,320,052

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$129,192
Mortality & expense charges			(56,498)
Net investment income (loss)			72,694

Gain (loss) on investments:
Net realized gain (loss)			27,158
Realized gain distributions			36,723
Net change in unrealized appreciation (depreciation)			480,476
Net gain (loss)			544,357

Increase (decrease) in net assets from operations			$617,051

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,694	$50,732
Net realized gain (loss)		27,158	34,021
Realized gain distributions		36,723	9,648
Net change in unrealized appreciation (depreciation)		480,476	198,820

Increase (decrease) in net assets from operations		617,051	293,221

Contract owner transactions:
Proceeds from units sold		569,804	561,548
Cost of units redeemed		(189,820)	(311,002)
Account charges		(5,397)	(465)
Increase (decrease)		374,587	250,081
Net increase (decrease)		991,638	543,302
Net assets, beginning		4,074,042	3,530,740
Net assets, ending		$5,065,680	$4,074,042

Units sold		522,399	561,218
Units redeemed		(181,440)	(314,164)
Net increase (decrease)		340,959	247,054
Units outstanding, beginning		3,979,093	3,732,039
Units outstanding, ending		4,320,052	3,979,093

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,860,946
Cost of units redeemed/account charges			(940,272)
Net investment income (loss)			176,178
Net realized gain (loss)			64,849
Realized gain distributions			46,371
Net change in unrealized appreciation (depreciation)			857,608
Net assets			$5,065,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	4,320	$5,066	1.25%	14.5%	12/31/2025	$1.18	0	$0	1.00%	14.8%	12/31/2025	$1.20	0	$0	0.75%	15.1%
12/31/2024	1.02	3,979	4,074	1.25%	8.2%	12/31/2024	1.03	0	0	1.00%	8.5%	12/31/2024	1.04	0	0	0.75%	8.8%
12/31/2023	0.95	3,732	3,531	1.25%	13.7%	12/31/2023	0.95	0	0	1.00%	14.0%	12/31/2023	0.96	0	0	0.75%	14.3%
12/31/2022	0.83	0	0	1.25%	-17.8%	12/31/2022	0.83	0	0	1.00%	-17.6%	12/31/2022	0.84	0	0	0.75%	-17.4%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	15.4%	12/31/2025	$1.22	0	$0	0.25%	15.7%	12/31/2025	$1.23	0	$0	0.00%	16.0%
12/31/2024	1.05	0	0	0.50%	9.0%	12/31/2024	1.06	0	0	0.25%	9.3%	12/31/2024	1.06	0	0	0.00%	9.6%
12/31/2023	0.96	0	0	0.50%	14.6%	12/31/2023	0.97	0	0	0.25%	14.8%	12/31/2023	0.97	0	0	0.00%	15.1%
12/31/2022	0.84	0	0	0.50%	-17.2%	12/31/2022	0.84	0	0	0.25%	-17.0%	12/31/2022	0.84	0	0	0.00%	-16.8%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.6%
2023	4.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2035 Prem Other Class - 06-69J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,365,292	$2,697,980	126,420
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$3,365,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,365,315	2,755,733	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$3,365,315	2,755,733

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$78,676
Mortality & expense charges			(37,009)
Net investment income (loss)			41,667

Gain (loss) on investments:
Net realized gain (loss)			19,082
Realized gain distributions			13,473
Net change in unrealized appreciation (depreciation)			367,373
Net gain (loss)			399,928

Increase (decrease) in net assets from operations			$441,595

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,667	$29,378
Net realized gain (loss)		19,082	36,117
Realized gain distributions		13,473	4,831
Net change in unrealized appreciation (depreciation)		367,373	155,864

Increase (decrease) in net assets from operations		441,595	226,190

Contract owner transactions:
Proceeds from units sold		416,369	367,556
Cost of units redeemed		(85,621)	(280,063)
Account charges		(3,650)	(482)
Increase (decrease)		327,098	87,011
Net increase (decrease)		768,693	313,201
Net assets, beginning		2,596,622	2,283,421
Net assets, ending		$3,365,315	$2,596,622

Units sold		370,373	359,031
Units redeemed		(79,620)	(276,707)
Net increase (decrease)		290,753	82,324
Units outstanding, beginning		2,464,980	2,382,656
Units outstanding, ending		2,755,733	2,464,980

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,980,696
Cost of units redeemed/account charges			(462,428)
Net investment income (loss)			102,362
Net realized gain (loss)			59,069
Realized gain distributions			18,304
Net change in unrealized appreciation (depreciation)			667,312
Net assets			$3,365,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	2,756	$3,365	1.25%	15.9%	12/31/2025	$1.23	0	$0	1.00%	16.2%	12/31/2025	$1.25	0	$0	0.75%	16.5%
12/31/2024	1.05	2,465	2,597	1.25%	9.9%	12/31/2024	1.06	0	0	1.00%	10.2%	12/31/2024	1.07	0	0	0.75%	10.5%
12/31/2023	0.96	2,383	2,283	1.25%	15.9%	12/31/2023	0.96	0	0	1.00%	16.2%	12/31/2023	0.97	0	0	0.75%	16.5%
12/31/2022	0.83	0	0	1.25%	-18.6%	12/31/2022	0.83	0	0	1.00%	-18.4%	12/31/2022	0.83	0	0	0.75%	-18.2%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	16.8%	12/31/2025	$1.27	0	$0	0.25%	17.1%	12/31/2025	$1.28	0	$0	0.00%	17.4%
12/31/2024	1.08	0	0	0.50%	10.8%	12/31/2024	1.09	0	0	0.25%	11.0%	12/31/2024	1.09	0	0	0.00%	11.3%
12/31/2023	0.97	0	0	0.50%	16.7%	12/31/2023	0.98	0	0	0.25%	17.0%	12/31/2023	0.98	0	0	0.00%	17.3%
12/31/2022	0.83	0	0	0.50%	-18.0%	12/31/2022	0.84	0	0	0.25%	-17.8%	12/31/2022	0.84	0	0	0.00%	-17.6%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.5%
2023	4.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2040 Prem Other Class - 06-69K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,372,533	$2,576,905	117,021
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$3,372,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,372,550	2,616,292	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$3,372,550	2,616,292

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$69,727
Mortality & expense charges			(37,357)
Net investment income (loss)			32,370

Gain (loss) on investments:
Net realized gain (loss)			55,860
Realized gain distributions			9,391
Net change in unrealized appreciation (depreciation)			413,910
Net gain (loss)			479,161

Increase (decrease) in net assets from operations			$511,531

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,370	$25,245
Net realized gain (loss)		55,860	28,775
Realized gain distributions		9,391	2,874
Net change in unrealized appreciation (depreciation)		413,910	216,277

Increase (decrease) in net assets from operations		511,531	273,171

Contract owner transactions:
Proceeds from units sold		419,814	405,142
Cost of units redeemed		(259,022)	(175,956)
Account charges		(3,755)	(385)
Increase (decrease)		157,037	228,801
Net increase (decrease)		668,568	501,972
Net assets, beginning		2,703,982	2,202,010
Net assets, ending		$3,372,550	$2,703,982

Units sold		357,966	388,374
Units redeemed		(226,938)	(169,977)
Net increase (decrease)		131,028	218,397
Units outstanding, beginning		2,485,264	2,266,867
Units outstanding, ending		2,616,292	2,485,264

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,934,507
Cost of units redeemed/account charges			(542,719)
Net investment income (loss)			85,485
Net realized gain (loss)			87,384
Realized gain distributions			12,265
Net change in unrealized appreciation (depreciation)			795,628
Net assets			$3,372,550

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	2,616	$3,373	1.25%	18.5%	12/31/2025	$1.30	0	$0	1.00%	18.8%	12/31/2025	$1.32	0	$0	0.75%	19.1%
12/31/2024	1.09	2,485	2,704	1.25%	12.0%	12/31/2024	1.10	0	0	1.00%	12.3%	12/31/2024	1.10	0	0	0.75%	12.6%
12/31/2023	0.97	2,267	2,202	1.25%	18.0%	12/31/2023	0.98	0	0	1.00%	18.3%	12/31/2023	0.98	0	0	0.75%	18.6%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	19.4%	12/31/2025	$1.34	0	$0	0.25%	19.7%	12/31/2025	$1.36	0	$0	0.00%	20.0%
12/31/2024	1.11	0	0	0.50%	12.9%	12/31/2024	1.12	0	0	0.25%	13.1%	12/31/2024	1.13	0	0	0.00%	13.4%
12/31/2023	0.99	0	0	0.50%	18.9%	12/31/2023	0.99	0	0	0.25%	19.2%	12/31/2023	1.00	0	0	0.00%	19.5%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.3%
2023	4.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2045 Prem Other Class - 06-69M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,614,857	$2,004,489	84,815
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$2,614,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,614,875	1,981,514	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$2,614,875	1,981,514

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$50,503
Mortality & expense charges			(28,376)
Net investment income (loss)			22,127

Gain (loss) on investments:
Net realized gain (loss)			33,592
Realized gain distributions			2,757
Net change in unrealized appreciation (depreciation)			362,736
Net gain (loss)			399,085

Increase (decrease) in net assets from operations			$421,212

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,127	$18,459
Net realized gain (loss)		33,592	18,566
Realized gain distributions		2,757	435
Net change in unrealized appreciation (depreciation)		362,736	137,802

Increase (decrease) in net assets from operations		421,212	175,262

Contract owner transactions:
Proceeds from units sold		389,244	516,859
Cost of units redeemed		(114,590)	(181,214)
Account charges		(2,977)	(521)
Increase (decrease)		271,677	335,124
Net increase (decrease)		692,889	510,386
Net assets, beginning		1,921,986	1,411,600
Net assets, ending		$2,614,875	$1,921,986

Units sold		326,799	484,007
Units redeemed		(91,957)	(184,472)
Net increase (decrease)		234,842	299,535
Units outstanding, beginning		1,746,672	1,447,137
Units outstanding, ending		1,981,514	1,746,672

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,294,373
Cost of units redeemed/account charges			(407,077)
Net investment income (loss)			58,037
Net realized gain (loss)			55,982
Realized gain distributions			3,192
Net change in unrealized appreciation (depreciation)			610,368
Net assets			$2,614,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	1,982	$2,615	1.25%	19.9%	12/31/2025	$1.33	0	$0	1.00%	20.2%	12/31/2025	$1.35	0	$0	0.75%	20.5%
12/31/2024	1.10	1,747	1,922	1.25%	12.8%	12/31/2024	1.11	0	0	1.00%	13.1%	12/31/2024	1.12	0	0	0.75%	13.4%
12/31/2023	0.98	1,447	1,412	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.8%	12/31/2025	$1.37	0	$0	0.25%	21.1%	12/31/2025	$1.39	0	$0	0.00%	21.4%
12/31/2024	1.13	0	0	0.50%	13.7%	12/31/2024	1.13	0	0	0.25%	13.9%	12/31/2024	1.14	0	0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2050 Prem Other Class - 06-69N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,552,079	$1,170,175	50,213
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$1,552,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,552,084	1,176,025	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,552,084	1,176,025

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,148
Mortality & expense charges			(17,203)
Net investment income (loss)			12,945

Gain (loss) on investments:
Net realized gain (loss)			37,241
Realized gain distributions			689
Net change in unrealized appreciation (depreciation)			202,734
Net gain (loss)			240,664

Increase (decrease) in net assets from operations			$253,609

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,945	$10,629
Net realized gain (loss)		37,241	4,834
Realized gain distributions		689	228
Net change in unrealized appreciation (depreciation)		202,734	108,354

Increase (decrease) in net assets from operations		253,609	124,045

Contract owner transactions:
Proceeds from units sold		232,198	197,411
Cost of units redeemed		(143,823)	(27,338)
Account charges		(1,999)	(405)
Increase (decrease)		86,376	169,668
Net increase (decrease)		339,985	293,713
Net assets, beginning		1,212,099	918,386
Net assets, ending		$1,552,084	$1,212,099

Units sold		195,871	187,553
Units redeemed		(121,748)	(27,241)
Net increase (decrease)		74,123	160,312
Units outstanding, beginning		1,101,902	941,590
Units outstanding, ending		1,176,025	1,101,902

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,318,513
Cost of units redeemed/account charges			(229,748)
Net investment income (loss)			34,920
Net realized gain (loss)			45,578
Realized gain distributions			917
Net change in unrealized appreciation (depreciation)			381,904
Net assets			$1,552,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	1,176	$1,552	1.25%	20.0%	12/31/2025	$1.33	0	$0	1.00%	20.3%	12/31/2025	$1.35	0	$0	0.75%	20.6%
12/31/2024	1.10	1,102	1,212	1.25%	12.8%	12/31/2024	1.11	0	0	1.00%	13.1%	12/31/2024	1.12	0	0	0.75%	13.3%
12/31/2023	0.98	942	918	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.9%	12/31/2025	$1.37	0	$0	0.25%	21.2%	12/31/2025	$1.39	0	$0	0.00%	21.5%
12/31/2024	1.13	0	0	0.50%	13.6%	12/31/2024	1.13	0	0	0.25%	13.9%	12/31/2024	1.14	0	0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2055 Prem Other Class - 06-69P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,741,466	$1,301,645	68,454
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$1,741,472

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,741,472	1,319,221	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,741,472	1,319,221

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,726
Mortality & expense charges			(18,792)
Net investment income (loss)			14,934

Gain (loss) on investments:
Net realized gain (loss)			15,719
Realized gain distributions			712
Net change in unrealized appreciation (depreciation)			245,904
Net gain (loss)			262,335

Increase (decrease) in net assets from operations			$277,269

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,934	$11,013
Net realized gain (loss)		15,719	14,023
Realized gain distributions		712	59
Net change in unrealized appreciation (depreciation)		245,904	113,600

Increase (decrease) in net assets from operations		277,269	138,695

Contract owner transactions:
Proceeds from units sold		218,479	205,234
Cost of units redeemed		(55,058)	(75,307)
Account charges		(2,195)	(590)
Increase (decrease)		161,226	129,337
Net increase (decrease)		438,495	268,032
Net assets, beginning		1,302,977	1,034,945
Net assets, ending		$1,741,472	$1,302,977

Units sold		185,688	194,691
Units redeemed		(50,434)	(71,564)
Net increase (decrease)		135,254	123,127
Units outstanding, beginning		1,183,967	1,060,840
Units outstanding, ending		1,319,221	1,183,967

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,434,005
Cost of units redeemed/account charges			(203,520)
Net investment income (loss)			38,600
Net realized gain (loss)			31,795
Realized gain distributions			771
Net change in unrealized appreciation (depreciation)			439,821
Net assets			$1,741,472

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	1,319	$1,741	1.25%	20.0%	12/31/2025	$1.33	0	$0	1.00%	20.3%	12/31/2025	$1.35	0	$0	0.75%	20.6%
12/31/2024	1.10	1,184	1,303	1.25%	12.8%	12/31/2024	1.11	0	0	1.00%	13.1%	12/31/2024	1.12	0	0	0.75%	13.4%
12/31/2023	0.98	1,061	1,035	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.9%	12/31/2025	$1.37	0	$0	0.25%	21.2%	12/31/2025	$1.39	0	$0	0.00%	21.5%
12/31/2024	1.13	0	0	0.50%	13.7%	12/31/2024	1.13	0	0	0.25%	13.9%	12/31/2024	1.14	0	0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.2%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2060 Prem Other Class - 06-69R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,007,780	$766,053	46,721
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$1,007,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,007,787	763,595	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,007,787	763,595

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,391
Mortality & expense charges			(10,674)
Net investment income (loss)			8,717

Gain (loss) on investments:
Net realized gain (loss)			10,069
Realized gain distributions			352
Net change in unrealized appreciation (depreciation)			139,478
Net gain (loss)			149,899

Increase (decrease) in net assets from operations			$158,616

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,717	$6,105
Net realized gain (loss)		10,069	5,821
Realized gain distributions		352	-
Net change in unrealized appreciation (depreciation)		139,478	61,494

Increase (decrease) in net assets from operations		158,616	73,420

Contract owner transactions:
Proceeds from units sold		171,621	140,705
Cost of units redeemed		(37,845)	(30,506)
Account charges		(1,328)	(571)
Increase (decrease)		132,448	109,628
Net increase (decrease)		291,064	183,048
Net assets, beginning		716,723	533,675
Net assets, ending		$1,007,787	$716,723

Units sold		143,596	133,097
Units redeemed		(31,612)	(28,879)
Net increase (decrease)		111,984	104,218
Units outstanding, beginning		651,611	547,393
Units outstanding, ending		763,595	651,611

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$834,014
Cost of units redeemed/account charges			(105,389)
Net investment income (loss)			21,230
Net realized gain (loss)			15,853
Realized gain distributions			352
Net change in unrealized appreciation (depreciation)			241,727
Net assets			$1,007,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	764	$1,008	1.25%	20.0%	12/31/2025	$1.33	0	$0	1.00%	20.3%	12/31/2025	$1.35	0	$0	0.75%	20.6%
12/31/2024	1.10	652	717	1.25%	12.8%	12/31/2024	1.11	0	0	1.00%	13.1%	12/31/2024	1.12	0	0	0.75%	13.4%
12/31/2023	0.97	547	534	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.98	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.82	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.9%	12/31/2025	$1.37	0	$0	0.25%	21.2%	12/31/2025	$1.39	0	$0	0.00%	21.5%
12/31/2024	1.13	0	0	0.50%	13.7%	12/31/2024	1.13	0	0	0.25%	14.0%	12/31/2024	1.14	0	0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	0.99	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	3.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2065 Prem Other Class - 06-69T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,221	$141,754	9,405
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$164,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,222	124,392	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$164,222	124,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,091
Mortality & expense charges			(1,416)
Net investment income (loss)			1,675

Gain (loss) on investments:
Net realized gain (loss)			1,828
Realized gain distributions			27
Net change in unrealized appreciation (depreciation)			18,074
Net gain (loss)			19,929

Increase (decrease) in net assets from operations			$21,604

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,675	$633
Net realized gain (loss)		1,828	3,389
Realized gain distributions		27	-
Net change in unrealized appreciation (depreciation)		18,074	2,006

Increase (decrease) in net assets from operations		21,604	6,028

Contract owner transactions:
Proceeds from units sold		80,996	45,743
Cost of units redeemed		(7,750)	(21,639)
Account charges		(284)	(640)
Increase (decrease)		72,962	23,464
Net increase (decrease)		94,566	29,492
Net assets, beginning		69,656	40,164
Net assets, ending		$164,222	$69,656

Units sold		67,345	43,101
Units redeemed		(6,269)	(20,980)
Net increase (decrease)		61,076	22,121
Units outstanding, beginning		63,316	41,195
Units outstanding, ending		124,392	63,316

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$168,699
Cost of units redeemed/account charges			(35,341)
Net investment income (loss)			2,843
Net realized gain (loss)			5,527
Realized gain distributions			27
Net change in unrealized appreciation (depreciation)			22,467
Net assets			$164,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	124	$164	1.25%	20.0%	12/31/2025	$1.33	0	$0	1.00%	20.3%	12/31/2025	$1.35	0	$0	0.75%	20.6%
12/31/2024	1.10	63	70	1.25%	12.8%	12/31/2024	1.11	0	0	1.00%	13.1%	12/31/2024	1.12	0	0	0.75%	13.4%
12/31/2023	0.97	41	40	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.98	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.83	0	0	0.75%	-18.9%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.9%	12/31/2025	$1.37	0	$0	0.25%	21.2%	12/31/2025	$1.39	0	$0	0.00%	21.5%
12/31/2024	1.13	0	0	0.50%	13.7%	12/31/2024	1.13	0	0	0.25%	14.0%	12/31/2024	1.14	0	0	0.00%	14.3%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.4%
2023	3.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Ret Prm Class - 06-67W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,295	$7,006	591
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,295	6,910	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$7,295	6,910

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$220
Mortality & expense charges			(72)
Net investment income (loss)			148

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			284
Net gain (loss)			286

Increase (decrease) in net assets from operations			$434

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$148	$63
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		284	5

Increase (decrease) in net assets from operations		434	68

Contract owner transactions:
Proceeds from units sold		2,619	4,181
Cost of units redeemed		-	-
Account charges		(7)	-
Increase (decrease)		2,612	4,181
Net increase (decrease)		3,046	4,249
Net assets, beginning		4,249	-
Net assets, ending		$7,295	$4,249

Units sold		2,571	4,345
Units redeemed		(6)	-
Net increase (decrease)		2,565	4,345
Units outstanding, beginning		4,345	-
Units outstanding, ending		6,910	4,345

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,800
Cost of units redeemed/account charges			(7)
Net investment income (loss)			211
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			289
Net assets			$7,295

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	7	$7	1.25%	8.0%	12/31/2025	$1.07	0	$0	1.00%	8.2%	12/31/2025	$1.08	0	$0	0.75%	8.5%
12/31/2024	0.98	4	4	1.25%	3.7%	12/31/2024	0.99	0	0	1.00%	3.9%	12/31/2024	0.99	0	0	0.75%	4.2%
12/31/2023	0.94	0	0	1.25%	7.1%	12/31/2023	0.95	0	0	1.00%	7.4%	12/31/2023	0.95	0	0	0.75%	7.6%
12/31/2022	0.88	0	0	1.25%	-12.2%	12/31/2022	0.88	0	0	1.00%	-12.0%	12/31/2022	0.89	0	0	0.75%	-11.7%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	0.50%	8.8%	12/31/2025	$1.10	0	$0	0.25%	9.0%	12/31/2025	$1.11	0	$0	0.00%	9.3%
12/31/2024	1.00	0	0	0.50%	4.4%	12/31/2024	1.01	0	0	0.25%	4.7%	12/31/2024	1.02	0	0	0.00%	5.0%
12/31/2023	0.96	0	0	0.50%	7.9%	12/31/2023	0.96	0	0	0.25%	8.2%	12/31/2023	0.97	0	0	0.00%	8.4%
12/31/2022	0.89	0	0	0.50%	-11.5%	12/31/2022	0.89	0	0	0.25%	-11.3%	12/31/2022	0.89	0	0	0.00%	-11.1%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	4.1%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Gro Idx Inst Class - 06-4RK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,751,921	$14,573,084	408,331
Receivables: investments sold	141,576
Payables: investments purchased	-
Net assets	$18,893,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,893,497	10,131,621	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.96
Band 0	-	-	1.98
Total	$18,893,497	10,131,621

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$64,083
Mortality & expense charges			(229,718)
Net investment income (loss)			(165,635)

Gain (loss) on investments:
Net realized gain (loss)			2,016,277
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			958,243
Net gain (loss)			2,974,520

Increase (decrease) in net assets from operations			$2,808,885

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(165,635)	$(58,434)
Net realized gain (loss)		2,016,277	526,615
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		958,243	1,845,948

Increase (decrease) in net assets from operations		2,808,885	2,314,129

Contract owner transactions:
Proceeds from units sold		5,892,204	9,381,222
Cost of units redeemed		(6,428,749)	(2,064,190)
Account charges		(12,713)	(8,713)
Increase (decrease)		(549,258)	7,308,319
Net increase (decrease)		2,259,627	9,622,448
Net assets, beginning		16,633,870	7,011,422
Net assets, ending		$18,893,497	$16,633,870

Units sold		3,561,756	6,236,760
Units redeemed		(3,871,823)	(1,587,252)
Net increase (decrease)		(310,067)	4,649,508
Units outstanding, beginning		10,441,688	5,792,180
Units outstanding, ending		10,131,621	10,441,688

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,809,853
Cost of units redeemed/account charges			(12,416,150)
Net investment income (loss)			(225,313)
Net realized gain (loss)			2,542,852
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			4,178,837
Net assets			$18,893,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	10,132	$18,893	1.25%	17.1%	12/31/2025	$1.89	0	$0	1.00%	17.4%	12/31/2025	$1.91	0	$0	0.75%	17.6%
12/31/2024	1.59	10,442	16,634	1.25%	31.6%	12/31/2024	1.61	0	0	1.00%	31.9%	12/31/2024	1.62	0	0	0.75%	32.3%
12/31/2023	1.21	5,792	7,011	1.25%	41.0%	12/31/2023	1.22	0	0	1.00%	41.4%	12/31/2023	1.23	0	0	0.75%	41.7%
12/31/2022	0.86	5,187	4,453	1.25%	-30.0%	12/31/2022	0.86	0	0	1.00%	-29.9%	12/31/2022	0.87	0	0	0.75%	-29.7%
12/31/2021	1.23	165	203	1.25%	22.7%	12/31/2021	1.23	0	0	1.00%	23.0%	12/31/2021	1.23	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	17.9%	12/31/2025	$1.96	0	$0	0.25%	18.2%	12/31/2025	$1.98	0	$0	0.00%	18.5%
12/31/2024	1.64	0	0	0.50%	32.6%	12/31/2024	1.66	0	0	0.25%	32.9%	12/31/2024	1.67	0	0	0.00%	33.3%
12/31/2023	1.24	0	0	0.50%	42.1%	12/31/2023	1.25	0	0	0.25%	42.4%	12/31/2023	1.26	0	0	0.00%	42.8%
12/31/2022	0.87	0	0	0.50%	-29.5%	12/31/2022	0.88	0	0	0.25%	-29.3%	12/31/2022	0.88	0	0	0.00%	-29.2%
12/31/2021	1.24	0	0	0.50%	23.6%	12/31/2021	1.24	0	0	0.25%	23.9%	12/31/2021	1.24	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.5%
2023	0.9%
2022	1.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Val Idx Inst Class - 06-4RJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,947,342	$1,543,925	93,557
Receivables: investments sold	-
Payables: investments purchased	(10,706)
Net assets	$1,936,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,936,636	1,243,784	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$1,936,636	1,243,784

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,760
Mortality & expense charges			(23,606)
Net investment income (loss)			6,154

Gain (loss) on investments:
Net realized gain (loss)			97,381
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			151,404
Net gain (loss)			248,785

Increase (decrease) in net assets from operations			$254,939

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,154	$6,745
Net realized gain (loss)		97,381	80,030
Realized gain distributions		-	4,863
Net change in unrealized appreciation (depreciation)		151,404	84,955

Increase (decrease) in net assets from operations		254,939	176,593

Contract owner transactions:
Proceeds from units sold		524,048	415,350
Cost of units redeemed		(516,968)	(760,625)
Account charges		(4,846)	(4,590)
Increase (decrease)		2,234	(349,865)
Net increase (decrease)		257,173	(173,272)
Net assets, beginning		1,679,463	1,852,735
Net assets, ending		$1,936,636	$1,679,463

Units sold		376,892	318,387
Units redeemed		(367,629)	(621,799)
Net increase (decrease)		9,263	(303,412)
Units outstanding, beginning		1,234,521	1,537,933
Units outstanding, ending		1,243,784	1,234,521

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,349,949
Cost of units redeemed/account charges			(3,061,957)
Net investment income (loss)			48,052
Net realized gain (loss)			192,312
Realized gain distributions			4,863
Net change in unrealized appreciation (depreciation)			403,417
Net assets			$1,936,636

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	1,244	$1,937	1.25%	14.5%	12/31/2025	$1.58	0	$0	1.00%	14.7%	12/31/2025	$1.60	0	$0	0.75%	15.0%
12/31/2024	1.36	1,235	1,679	1.25%	12.9%	12/31/2024	1.37	0	0	1.00%	13.2%	12/31/2024	1.39	0	0	0.75%	13.5%
12/31/2023	1.20	1,538	1,853	1.25%	10.1%	12/31/2023	1.21	0	0	1.00%	10.4%	12/31/2023	1.22	0	0	0.75%	10.7%
12/31/2022	1.09	1,074	1,175	1.25%	-8.7%	12/31/2022	1.10	0	0	1.00%	-8.5%	12/31/2022	1.10	0	0	0.75%	-8.3%
12/31/2021	1.20	0	0	1.25%	19.8%	12/31/2021	1.20	0	0	1.00%	20.1%	12/31/2021	1.20	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	15.3%	12/31/2025	$1.64	0	$0	0.25%	15.6%	12/31/2025	$1.66	0	$0	0.00%	15.9%
12/31/2024	1.40	0	0	0.50%	13.8%	12/31/2024	1.42	0	0	0.25%	14.1%	12/31/2024	1.43	0	0	0.00%	14.4%
12/31/2023	1.23	0	0	0.50%	10.9%	12/31/2023	1.24	0	0	0.25%	11.2%	12/31/2023	1.25	0	0	0.00%	11.5%
12/31/2022	1.11	0	0	0.50%	-8.0%	12/31/2022	1.12	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.21	0	0	0.50%	20.7%	12/31/2021	1.21	0	0	0.25%	21.0%	12/31/2021	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.5%
2023	2.4%
2022	4.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 I Inst Class - 06-63P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,819	$80,244	6,178
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$94,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,847	72,324	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$94,847	72,324

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,178
Mortality & expense charges			(927)
Net investment income (loss)			251

Gain (loss) on investments:
Net realized gain (loss)			2,293
Realized gain distributions			2,810
Net change in unrealized appreciation (depreciation)			9,475
Net gain (loss)			14,578

Increase (decrease) in net assets from operations			$14,829

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$251	$(667)
Net realized gain (loss)		2,293	4,946
Realized gain distributions		2,810	243
Net change in unrealized appreciation (depreciation)		9,475	774

Increase (decrease) in net assets from operations		14,829	5,296

Contract owner transactions:
Proceeds from units sold		38,578	35,852
Cost of units redeemed		(14,130)	(34,999)
Account charges		(292)	(163)
Increase (decrease)		24,156	690
Net increase (decrease)		38,985	5,986
Net assets, beginning		55,862	49,876
Net assets, ending		$94,847	$55,862

Units sold		32,611	34,670
Units redeemed		(12,061)	(34,791)
Net increase (decrease)		20,550	(121)
Units outstanding, beginning		51,774	51,895
Units outstanding, ending		72,324	51,774

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$127,750
Cost of units redeemed/account charges			(57,655)
Net investment income (loss)			(17)
Net realized gain (loss)			6,650
Realized gain distributions			3,544
Net change in unrealized appreciation (depreciation)			14,575
Net assets			$94,847

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	72	$95	1.25%	21.5%	12/31/2025	$1.33	0	$0	1.00%	21.8%	12/31/2025	$1.34	0	$0	0.75%	22.2%
12/31/2024	1.08	52	56	1.25%	12.3%	12/31/2024	1.09	0	0	1.00%	12.5%	12/31/2024	1.10	0	0	0.75%	12.8%
12/31/2023	0.96	52	50	1.25%	17.8%	12/31/2023	0.97	0	0	1.00%	18.1%	12/31/2023	0.97	0	0	0.75%	18.4%
12/31/2022	0.82	15	13	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.82	0	0	0.75%	-18.9%
12/31/2021	1.01	1	1	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	22.5%	12/31/2025	$1.37	0	$0	0.25%	22.8%	12/31/2025	$1.38	0	$0	0.00%	23.1%
12/31/2024	1.11	0	0	0.50%	13.1%	12/31/2024	1.11	0	0	0.25%	13.4%	12/31/2024	1.12	0	0	0.00%	13.7%
12/31/2023	0.98	0	0	0.50%	18.7%	12/31/2023	0.98	0	0	0.25%	19.0%	12/31/2023	0.99	0	0	0.00%	19.3%
12/31/2022	0.82	0	0	0.50%	-18.7%	12/31/2022	0.83	0	0	0.25%	-18.5%	12/31/2022	0.83	0	0	0.00%	-18.3%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.0%
2023	1.9%
2022	3.7%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 M M Class - 06-63V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,371	$69,777	5,451
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$81,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,389	63,378	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$81,389	63,378

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$853
Mortality & expense charges			(744)
Net investment income (loss)			109

Gain (loss) on investments:
Net realized gain (loss)			203
Realized gain distributions			2,143
Net change in unrealized appreciation (depreciation)			9,062
Net gain (loss)			11,408

Increase (decrease) in net assets from operations			$11,517

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109	$44
Net realized gain (loss)		203	650
Realized gain distributions		2,143	152
Net change in unrealized appreciation (depreciation)		9,062	1,503

Increase (decrease) in net assets from operations		11,517	2,349

Contract owner transactions:
Proceeds from units sold		31,435	27,000
Cost of units redeemed		(1,420)	(3,058)
Account charges		(155)	(162)
Increase (decrease)		29,860	23,780
Net increase (decrease)		41,377	26,129
Net assets, beginning		40,012	13,883
Net assets, ending		$81,389	$40,012

Units sold		27,004	26,112
Units redeemed		(1,316)	(3,027)
Net increase (decrease)		25,688	23,085
Units outstanding, beginning		37,690	14,605
Units outstanding, ending		63,378	37,690

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$73,886
Cost of units redeemed/account charges			(7,426)
Net investment income (loss)			235
Net realized gain (loss)			746
Realized gain distributions			2,354
Net change in unrealized appreciation (depreciation)			11,594
Net assets			$81,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	63	$81	1.25%	21.0%	12/31/2025	$1.30	0	$0	1.00%	21.3%	12/31/2025	$1.31	0	$0	0.75%	21.6%
12/31/2024	1.06	38	40	1.25%	11.7%	12/31/2024	1.07	0	0	1.00%	12.0%	12/31/2024	1.08	0	0	0.75%	12.2%
12/31/2023	0.95	15	14	1.25%	17.1%	12/31/2023	0.96	0	0	1.00%	17.4%	12/31/2023	0.96	0	0	0.75%	17.6%
12/31/2022	0.81	2	2	1.25%	-19.7%	12/31/2022	0.81	0	0	1.00%	-19.4%	12/31/2022	0.82	0	0	0.75%	-19.2%
12/31/2021	1.01	0	0	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.1%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	21.9%	12/31/2025	$1.34	0	$0	0.25%	22.2%	12/31/2025	$1.35	0	$0	0.00%	22.5%
12/31/2024	1.09	0	0	0.50%	12.5%	12/31/2024	1.10	0	0	0.25%	12.8%	12/31/2024	1.11	0	0	0.00%	13.1%
12/31/2023	0.97	0	0	0.50%	17.9%	12/31/2023	0.97	0	0	0.25%	18.2%	12/31/2023	0.98	0	0	0.00%	18.5%
12/31/2022	0.82	0	0	0.50%	-19.0%	12/31/2022	0.82	0	0	0.25%	-18.8%	12/31/2022	0.83	0	0	0.00%	-18.6%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.5%
2023	1.7%
2022	2.8%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,346	$16,611	1,208
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$18,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,353	13,833	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$18,353	13,833

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$269
Mortality & expense charges			(173)
Net investment income (loss)			96

Gain (loss) on investments:
Net realized gain (loss)			148
Realized gain distributions			492
Net change in unrealized appreciation (depreciation)			2,111
Net gain (loss)			2,751

Increase (decrease) in net assets from operations			$2,847

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96	$197
Net realized gain (loss)		148	182
Realized gain distributions		492	12
Net change in unrealized appreciation (depreciation)		2,111	(448)

Increase (decrease) in net assets from operations		2,847	(57)

Contract owner transactions:
Proceeds from units sold		6,550	26,195
Cost of units redeemed		(8,581)	(9,545)
Account charges		(386)	-
Increase (decrease)		(2,417)	16,650
Net increase (decrease)		430	16,593
Net assets, beginning		17,923	1,330
Net assets, ending		$18,353	$17,923

Units sold		5,464	23,628
Units redeemed		(8,085)	(8,548)
Net increase (decrease)		(2,621)	15,080
Units outstanding, beginning		16,454	1,374
Units outstanding, ending		13,833	16,454

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,989
Cost of units redeemed/account charges			(18,512)
Net investment income (loss)			307
Net realized gain (loss)			330
Realized gain distributions			504
Net change in unrealized appreciation (depreciation)			1,735
Net assets			$18,353

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	14	$18	1.25%	21.8%	12/31/2025	$1.34	0	$0	1.00%	22.1%	12/31/2025	$1.36	0	$0	0.75%	22.4%
12/31/2024	1.09	16	18	1.25%	12.5%	12/31/2024	1.10	0	0	1.00%	12.8%	12/31/2024	1.11	0	0	0.75%	13.1%
12/31/2023	0.97	1	1	1.25%	18.2%	12/31/2023	0.97	0	0	1.00%	18.5%	12/31/2023	0.98	0	0	0.75%	18.8%
12/31/2022	0.82	0	0	1.25%	-19.1%	12/31/2022	0.82	0	0	1.00%	-18.9%	12/31/2022	0.82	0	0	0.75%	-18.7%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	22.7%	12/31/2025	$1.38	0	$0	0.25%	23.0%	12/31/2025	$1.40	0	$0	0.00%	23.3%
12/31/2024	1.12	0	0	0.50%	13.4%	12/31/2024	1.13	0	0	0.25%	13.7%	12/31/2024	1.13	0	0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	19.1%	12/31/2023	0.99	0	0	0.25%	19.4%	12/31/2023	1.00	0	0	0.00%	19.6%
12/31/2022	0.83	0	0	0.50%	-18.5%	12/31/2022	0.83	0	0	0.25%	-18.3%	12/31/2022	0.83	0	0	0.00%	-18.1%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.9%
2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,784	$84,745	5,125
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$89,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,804	37,872	$2.37
Band 100	-	-	2.44
Band 75	-	-	2.52
Band 50	-	-	2.60
Band 25	-	-	2.68
Band 0	-	-	2.76
Total	$89,804	37,872

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,330
Mortality & expense charges			(1,084)
Net investment income (loss)			1,246

Gain (loss) on investments:
Net realized gain (loss)			945
Realized gain distributions			4,452
Net change in unrealized appreciation (depreciation)			3,052
Net gain (loss)			8,449

Increase (decrease) in net assets from operations			$9,695

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,246	$1,001
Net realized gain (loss)		945	240
Realized gain distributions		4,452	2,137
Net change in unrealized appreciation (depreciation)		3,052	3,918

Increase (decrease) in net assets from operations		9,695	7,296

Contract owner transactions:
Proceeds from units sold		7,446	8,183
Cost of units redeemed		(8,845)	(3,156)
Account charges		(211)	(188)
Increase (decrease)		(1,610)	4,839
Net increase (decrease)		8,085	12,135
Net assets, beginning		81,719	69,584
Net assets, ending		$89,804	$81,719

Units sold		3,320	3,977
Units redeemed		(3,911)	(1,559)
Net increase (decrease)		(591)	2,418
Units outstanding, beginning		38,463	36,045
Units outstanding, ending		37,872	38,463

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,089,847
Cost of units redeemed/account charges			(4,460,608)
Net investment income (loss)			69,403
Net realized gain (loss)			196,606
Realized gain distributions			189,517
Net change in unrealized appreciation (depreciation)			5,039
Net assets			$89,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	38	$90	1.25%	11.6%	12/31/2025	$2.44	0	$0	1.00%	11.9%	12/31/2025	$2.52	0	$0	0.75%	12.2%
12/31/2024	2.12	38	82	1.25%	10.1%	12/31/2024	2.18	0	0	1.00%	10.3%	12/31/2024	2.25	0	0	0.75%	10.6%
12/31/2023	1.93	36	70	1.25%	8.1%	12/31/2023	1.98	0	0	1.00%	8.3%	12/31/2023	2.03	0	0	0.75%	8.6%
12/31/2022	1.79	44	78	1.25%	-11.0%	12/31/2022	1.83	0	0	1.00%	-10.8%	12/31/2022	1.87	0	0	0.75%	-10.6%
12/31/2021	2.01	127	256	1.25%	17.5%	12/31/2021	2.05	0	0	1.00%	17.8%	12/31/2021	2.09	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	0	$0	0.50%	12.4%	12/31/2025	$2.68	0	$0	0.25%	12.7%	12/31/2025	$2.76	0	$0	0.00%	13.0%
12/31/2024	2.31	0	0	0.50%	10.9%	12/31/2024	2.37	0	0	0.25%	11.2%	12/31/2024	2.44	0	0	0.00%	11.5%
12/31/2023	2.08	0	0	0.50%	8.9%	12/31/2023	2.14	0	0	0.25%	9.2%	12/31/2023	2.19	0	0	0.00%	9.4%
12/31/2022	1.91	0	0	0.50%	-10.3%	12/31/2022	1.96	0	0	0.25%	-10.1%	12/31/2022	2.00	0	0	0.00%	-9.9%
12/31/2021	2.13	0	0	0.50%	18.4%	12/31/2021	2.18	0	0	0.25%	18.7%	12/31/2021	2.22	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.6%
2023	2.9%
2022	2.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund M Class - 06-280

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2	$1	(1)
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$4.16
Band 100	-	-	4.39
Band 75	-	-	4.64
Band 50	-	-	4.91
Band 25	-	-	5.19
Band 0	-	-	5.58
Total	$1	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(431)
Net investment income (loss)			(431)

Gain (loss) on investments:
Net realized gain (loss)			11,548
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,511)
Net gain (loss)			10,037

Increase (decrease) in net assets from operations			$9,606

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(431)	$(115)
Net realized gain (loss)		11,548	5,977
Realized gain distributions		-	3,099
Net change in unrealized appreciation (depreciation)		(1,511)	(3,527)

Increase (decrease) in net assets from operations		9,606	5,434

Contract owner transactions:
Proceeds from units sold		5,705	49,107
Cost of units redeemed		(86,581)	(92,043)
Account charges		(15)	(113)
Increase (decrease)		(80,891)	(43,049)
Net increase (decrease)		(71,285)	(37,615)
Net assets, beginning		71,286	108,901
Net assets, ending		$1	$71,286

Units sold		1,589	14,787
Units redeemed		(23,121)	(27,654)
Net increase (decrease)		(21,532)	(12,867)
Units outstanding, beginning		21,532	34,399
Units outstanding, ending		-	21,532

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,017,062
Cost of units redeemed/account charges			(1,222,495)
Net investment income (loss)			(11,734)
Net realized gain (loss)			119,950
Realized gain distributions			97,217
Net change in unrealized appreciation (depreciation)			1
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.16	0	$0	1.25%	25.5%	12/31/2025	$4.39	0	$0	1.00%	25.8%	12/31/2025	$4.64	0	$0	0.75%	26.2%
12/31/2024	3.31	22	71	1.25%	4.6%	12/31/2024	3.49	0	0	1.00%	4.8%	12/31/2024	3.68	0	0	0.75%	5.1%
12/31/2023	3.17	34	109	1.25%	15.4%	12/31/2023	3.33	0	0	1.00%	15.7%	12/31/2023	3.50	0	0	0.75%	16.0%
12/31/2022	2.74	23	63	1.25%	-25.1%	12/31/2022	2.88	0	0	1.00%	-24.9%	12/31/2022	3.02	0	0	0.75%	-24.7%
12/31/2021	3.66	1	3	1.25%	11.0%	12/31/2021	3.83	0	0	1.00%	11.3%	12/31/2021	4.01	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.91	0	$0	0.50%	26.5%	12/31/2025	$5.19	0	$0	0.25%	26.8%	12/31/2025	$5.58	0	$0	0.00%	27.1%
12/31/2024	3.88	0	0	0.50%	5.4%	12/31/2024	4.09	0	0	0.25%	5.6%	12/31/2024	4.39	0	0	0.00%	5.9%
12/31/2023	3.69	0	0	0.50%	16.2%	12/31/2023	3.88	0	0	0.25%	16.5%	12/31/2023	4.15	0	0	0.00%	16.8%
12/31/2022	3.17	0	0	0.50%	-24.5%	12/31/2022	3.33	0	0	0.25%	-24.3%	12/31/2022	3.55	0	0	0.00%	-24.1%
12/31/2021	4.20	0	0	0.50%	11.9%	12/31/2021	4.39	0	0	0.25%	12.2%	12/31/2021	4.68	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.0%
2023	1.2%
2022	0.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,200	$3,232	444
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$3,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,250	2,905	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$3,250	2,905

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,699
Mortality & expense charges			(529)
Net investment income (loss)			1,170

Gain (loss) on investments:
Net realized gain (loss)			(344)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32)
Net gain (loss)			(376)

Increase (decrease) in net assets from operations			$794

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,170	$-
Net realized gain (loss)		(344)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(32)	-

Increase (decrease) in net assets from operations		794	-

Contract owner transactions:
Proceeds from units sold		125,424	-
Cost of units redeemed		(122,964)	-
Account charges		(4)	-
Increase (decrease)		2,456	-
Net increase (decrease)		3,250	-
Net assets, beginning		-	-
Net assets, ending		$3,250	$-

Units sold		116,160	-
Units redeemed		(113,255)	-
Net increase (decrease)		2,905	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,905	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$125,424
Cost of units redeemed/account charges			(122,968)
Net investment income (loss)			1,170
Net realized gain (loss)			(344)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32)
Net assets			$3,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	3	$3	1.25%	6.0%	12/31/2025	$1.13	0	$0	1.00%	6.2%	12/31/2025	$1.14	0	$0	0.75%	6.5%
12/31/2024	1.06	0	0	1.25%	0.4%	12/31/2024	1.06	0	0	1.00%	0.7%	12/31/2024	1.07	0	0	0.75%	0.9%
12/31/2023	1.05	0	0	1.25%	5.4%	12/31/2023	1.05	0	0	1.00%	5.7%	12/31/2023	1.06	0	0	0.75%	5.9%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	6.8%	12/31/2025	$1.16	0	$0	0.25%	7.0%	12/31/2025	$1.17	0	$0	0.00%	7.3%
12/31/2024	1.07	0	0	0.50%	1.2%	12/31/2024	1.08	0	0	0.25%	1.4%	12/31/2024	1.09	0	0	0.00%	1.7%
12/31/2023	1.06	0	0	0.50%	6.2%	12/31/2023	1.06	0	0	0.25%	6.5%	12/31/2023	1.07	0	0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.1%	12/31/2022	1.00	0	0	0.25%	0.0%	12/31/2022	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	104.6%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,778,635	$6,240,242	176,308
Receivables: investments sold	21,259
Payables: investments purchased	-
Net assets	$7,799,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,799,894	3,406,389	$2.29
Band 100	-	-	2.31
Band 75	-	-	2.33
Band 50	-	-	2.35
Band 25	-	-	2.37
Band 0	-	-	2.40
Total	$7,799,894	3,406,389

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,476
Mortality & expense charges			(88,726)
Net investment income (loss)			(85,250)

Gain (loss) on investments:
Net realized gain (loss)			238,770
Realized gain distributions			77,942
Net change in unrealized appreciation (depreciation)			1,094,083
Net gain (loss)			1,410,795

Increase (decrease) in net assets from operations			$1,325,545

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(85,250)	$(3,202)
Net realized gain (loss)		238,770	83,980
Realized gain distributions		77,942	-
Net change in unrealized appreciation (depreciation)		1,094,083	430,338

Increase (decrease) in net assets from operations		1,325,545	511,116

Contract owner transactions:
Proceeds from units sold		4,884,907	9,052,471
Cost of units redeemed		(4,749,421)	(3,272,087)
Account charges		(5,826)	(1,500)
Increase (decrease)		129,660	5,778,884
Net increase (decrease)		1,455,205	6,290,000
Net assets, beginning		6,344,689	54,689
Net assets, ending		$7,799,894	$6,344,689

Units sold		2,436,679	5,157,720
Units redeemed		(2,350,474)	(1,876,576)
Net increase (decrease)		86,205	3,281,144
Units outstanding, beginning		3,320,184	39,040
Units outstanding, ending		3,406,389	3,320,184

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,979,131
Cost of units redeemed/account charges			(8,029,737)
Net investment income (loss)			(88,778)
Net realized gain (loss)			322,943
Realized gain distributions			77,942
Net change in unrealized appreciation (depreciation)			1,538,393
Net assets			$7,799,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	3,406	$7,800	1.25%	19.8%	12/31/2025	$2.31	0	$0	1.00%	20.1%	12/31/2025	$2.33	0	$0	0.75%	20.4%
12/31/2024	1.91	3,320	6,345	1.25%	36.4%	12/31/2024	1.92	0	0	1.00%	36.8%	12/31/2024	1.94	0	0	0.75%	37.1%
12/31/2023	1.40	39	55	1.25%	53.6%	12/31/2023	1.41	0	0	1.00%	54.0%	12/31/2023	1.41	0	0	0.75%	54.4%
12/31/2022	0.91	0	0	1.25%	-8.8%	12/31/2022	0.91	0	0	1.00%	-8.7%	12/31/2022	0.91	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	20.7%	12/31/2025	$2.37	0	$0	0.25%	21.0%	12/31/2025	$2.40	0	$0	0.00%	21.3%
12/31/2024	1.95	0	0	0.50%	37.4%	12/31/2024	1.96	0	0	0.25%	37.8%	12/31/2024	1.97	0	0	0.00%	38.1%
12/31/2023	1.42	0	0	0.50%	54.8%	12/31/2023	1.42	0	0	0.25%	55.2%	12/31/2023	1.43	0	0	0.00%	55.6%
12/31/2022	0.92	0	0	0.50%	-8.4%	12/31/2022	0.92	0	0	0.25%	-8.3%	12/31/2022	0.92	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.7%
2023	0.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Contrafund K6 Retirement Class - 06-6HR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,643,155	$50,192,235	1,361,780
Receivables: investments sold	5,546
Payables: investments purchased	-
Net assets	$47,648,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,648,701	24,423,521	$1.95
Band 100	-	-	1.97
Band 75	-	-	1.98
Band 50	-	-	2.00
Band 25	-	-	2.02
Band 0	-	-	2.03
Total	$47,648,701	24,423,521

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,179
Mortality & expense charges			(102,709)
Net investment income (loss)			(10,530)

Gain (loss) on investments:
Net realized gain (loss)			268,030
Realized gain distributions			3,600,260
Net change in unrealized appreciation (depreciation)			(2,863,202)
Net gain (loss)			1,005,088

Increase (decrease) in net assets from operations			$994,558

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,530)	$(10,162)
Net realized gain (loss)		268,030	37,446
Realized gain distributions		3,600,260	-
Net change in unrealized appreciation (depreciation)		(2,863,202)	264,916

Increase (decrease) in net assets from operations		994,558	292,200

Contract owner transactions:
Proceeds from units sold		46,001,228	934,338
Cost of units redeemed		(971,911)	(240,276)
Account charges		(2,243)	(1,422)
Increase (decrease)		45,027,074	692,640
Net increase (decrease)		46,021,632	984,840
Net assets, beginning		1,627,069	642,229
Net assets, ending		$47,648,701	$1,627,069

Units sold		23,927,091	639,916
Units redeemed		(510,109)	(164,489)
Net increase (decrease)		23,416,982	475,427
Units outstanding, beginning		1,006,539	531,112
Units outstanding, ending		24,423,521	1,006,539

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,795,024
Cost of units redeemed/account charges			(1,482,341)
Net investment income (loss)			(21,012)
Net realized gain (loss)			305,850
Realized gain distributions			3,600,260
Net change in unrealized appreciation (depreciation)			(2,549,080)
Net assets			$47,648,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	24,424	$47,649	1.25%	20.7%	12/31/2025	$1.97	0	$0	1.00%	21.0%	12/31/2025	$1.98	0	$0	0.75%	21.3%
12/31/2024	1.62	1,007	1,627	1.25%	33.7%	12/31/2024	1.63	0	0	1.00%	34.0%	12/31/2024	1.64	0	0	0.75%	34.4%
12/31/2023	1.21	531	642	1.25%	36.0%	12/31/2023	1.21	0	0	1.00%	36.3%	12/31/2023	1.22	0	0	0.75%	36.6%
12/31/2022	0.89	0	0	1.25%	-11.1%	12/31/2022	0.89	0	0	1.00%	-11.0%	12/31/2022	0.89	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	21.6%	12/31/2025	$2.02	0	$0	0.25%	21.9%	12/31/2025	$2.03	0	$0	0.00%	22.2%
12/31/2024	1.65	0	0	0.50%	34.7%	12/31/2024	1.66	0	0	0.25%	35.0%	12/31/2024	1.67	0	0	0.00%	35.4%
12/31/2023	1.22	0	0	0.50%	37.0%	12/31/2023	1.23	0	0	0.25%	37.3%	12/31/2023	1.23	0	0	0.00%	37.7%
12/31/2022	0.89	0	0	0.50%	-10.8%	12/31/2022	0.89	0	0	0.25%	-10.7%	12/31/2022	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.4%
2023	0.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24
Cost of units redeemed/account charges			(24)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	1.25%	8.8%	12/31/2025	$1.18	0	$0	1.00%	9.1%	12/31/2025	$1.19	0	$0	0.75%	9.3%
12/31/2024	1.07	0	0	1.25%	4.5%	12/31/2024	1.08	0	0	1.00%	4.8%	12/31/2024	1.09	0	0	0.75%	5.0%
12/31/2023	1.03	0	0	1.25%	8.5%	12/31/2023	1.03	0	0	1.00%	8.8%	12/31/2023	1.04	0	0	0.75%	9.1%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.2%	12/31/2022	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	9.6%	12/31/2025	$1.21	0	$0	0.25%	9.9%	12/31/2025	$1.22	0	$0	0.00%	10.2%
12/31/2024	1.09	0	0	0.50%	5.3%	12/31/2024	1.10	0	0	0.25%	5.6%	12/31/2024	1.11	0	0	0.00%	5.8%
12/31/2023	1.04	0	0	0.50%	9.3%	12/31/2023	1.04	0	0	0.25%	9.6%	12/31/2023	1.05	0	0	0.00%	9.9%
12/31/2022	0.95	0	0	0.50%	-5.0%	12/31/2022	0.95	0	0	0.25%	-4.9%	12/31/2022	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(54)
Net investment income (loss)			(54)

Gain (loss) on investments:
Net realized gain (loss)			417
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(867)
Net gain (loss)			(450)

Increase (decrease) in net assets from operations			$(504)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(54)	$244
Net realized gain (loss)		417	1,683
Realized gain distributions		-	449
Net change in unrealized appreciation (depreciation)		(867)	(1,177)

Increase (decrease) in net assets from operations		(504)	1,199

Contract owner transactions:
Proceeds from units sold		597	3,425
Cost of units redeemed		(15,686)	(17,497)
Account charges		(40)	(40)
Increase (decrease)		(15,129)	(14,112)
Net increase (decrease)		(15,633)	(12,913)
Net assets, beginning		15,633	28,546
Net assets, ending		$-	$15,633

Units sold		541	3,214
Units redeemed		(14,869)	(16,471)
Net increase (decrease)		(14,328)	(13,257)
Units outstanding, beginning		14,328	27,585
Units outstanding, ending		-	14,328

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$172,072
Cost of units redeemed/account charges			(189,892)
Net investment income (loss)			3,824
Net realized gain (loss)			13,547
Realized gain distributions			449
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	10.4%	12/31/2025	$1.21	0	$0	1.00%	10.7%	12/31/2025	$1.23	0	$0	0.75%	11.0%
12/31/2024	1.09	14	16	1.25%	5.4%	12/31/2024	1.10	0	0	1.00%	5.7%	12/31/2024	1.10	0	0	0.75%	6.0%
12/31/2023	1.03	28	29	1.25%	9.9%	12/31/2023	1.04	0	0	1.00%	10.2%	12/31/2023	1.04	0	0	0.75%	10.5%
12/31/2022	0.94	179	169	1.25%	-5.9%	12/31/2022	0.94	0	0	1.00%	-5.8%	12/31/2022	0.94	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	11.3%	12/31/2025	$1.25	0	$0	0.25%	11.5%	12/31/2025	$1.26	0	$0	0.00%	11.8%
12/31/2024	1.11	0	0	0.50%	6.2%	12/31/2024	1.12	0	0	0.25%	6.5%	12/31/2024	1.12	0	0	0.00%	6.8%
12/31/2023	1.05	0	0	0.50%	10.8%	12/31/2023	1.05	0	0	0.25%	11.0%	12/31/2023	1.05	0	0	0.00%	11.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.5%	12/31/2022	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	2.4%
2023	1.0%
2022	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,175	$33,165	2,147
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$36,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,200	29,195	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$36,200	29,195

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,062
Mortality & expense charges			(429)
Net investment income (loss)			633

Gain (loss) on investments:
Net realized gain (loss)			783
Realized gain distributions			994
Net change in unrealized appreciation (depreciation)			1,372
Net gain (loss)			3,149

Increase (decrease) in net assets from operations			$3,782

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$633	$508
Net realized gain (loss)		783	849
Realized gain distributions		994	898
Net change in unrealized appreciation (depreciation)		1,372	(284)

Increase (decrease) in net assets from operations		3,782	1,971

Contract owner transactions:
Proceeds from units sold		7,790	8,098
Cost of units redeemed		(7,696)	(7,806)
Account charges		-	-
Increase (decrease)		94	292
Net increase (decrease)		3,876	2,263
Net assets, beginning		32,324	30,061
Net assets, ending		$36,200	$32,324

Units sold		6,663	7,477
Units redeemed		(6,663)	(7,169)
Net increase (decrease)		-	308
Units outstanding, beginning		29,195	28,887
Units outstanding, ending		29,195	29,195

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$59,077
Cost of units redeemed/account charges			(32,591)
Net investment income (loss)			2,152
Net realized gain (loss)			2,660
Realized gain distributions			1,892
Net change in unrealized appreciation (depreciation)			3,010
Net assets			$36,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	29	$36	1.25%	12.0%	12/31/2025	$1.25	0	$0	1.00%	12.3%	12/31/2025	$1.26	0	$0	0.75%	12.6%
12/31/2024	1.11	29	32	1.25%	6.4%	12/31/2024	1.11	0	0	1.00%	6.7%	12/31/2024	1.12	0	0	0.75%	6.9%
12/31/2023	1.04	29	30	1.25%	11.3%	12/31/2023	1.04	0	0	1.00%	11.6%	12/31/2023	1.05	0	0	0.75%	11.9%
12/31/2022	0.93	31	29	1.25%	-6.5%	12/31/2022	0.94	0	0	1.00%	-6.4%	12/31/2022	0.94	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	12.8%	12/31/2025	$1.28	0	$0	0.25%	13.1%	12/31/2025	$1.29	0	$0	0.00%	13.4%
12/31/2024	1.13	0	0	0.50%	7.2%	12/31/2024	1.13	0	0	0.25%	7.5%	12/31/2024	1.14	0	0	0.00%	7.7%
12/31/2023	1.05	0	0	0.50%	12.2%	12/31/2023	1.05	0	0	0.25%	12.4%	12/31/2023	1.06	0	0	0.00%	12.7%
12/31/2022	0.94	0	0	0.50%	-6.3%	12/31/2022	0.94	0	0	0.25%	-6.2%	12/31/2022	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.9%
2023	2.4%
2022	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,822	$428,835	23,946
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$486,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,841	381,485	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$486,841	381,485

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,088
Mortality & expense charges			(5,457)
Net investment income (loss)			7,631

Gain (loss) on investments:
Net realized gain (loss)			865
Realized gain distributions			9,689
Net change in unrealized appreciation (depreciation)			35,900
Net gain (loss)			46,454

Increase (decrease) in net assets from operations			$54,085

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,631	$5,908
Net realized gain (loss)		865	7,152
Realized gain distributions		9,689	3,123
Net change in unrealized appreciation (depreciation)		35,900	1,321

Increase (decrease) in net assets from operations		54,085	17,504

Contract owner transactions:
Proceeds from units sold		50,970	156,346
Cost of units redeemed		(18,979)	(67,371)
Account charges		(1,358)	(953)
Increase (decrease)		30,633	88,022
Net increase (decrease)		84,718	105,526
Net assets, beginning		402,123	296,597
Net assets, ending		$486,841	$402,123

Units sold		42,601	138,337
Units redeemed		(18,784)	(63,439)
Net increase (decrease)		23,817	74,898
Units outstanding, beginning		357,668	282,770
Units outstanding, ending		381,485	357,668

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$523,914
Cost of units redeemed/account charges			(139,704)
Net investment income (loss)			20,912
Net realized gain (loss)			10,920
Realized gain distributions			12,812
Net change in unrealized appreciation (depreciation)			57,987
Net assets			$486,841

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	381	$487	1.25%	13.5%	12/31/2025	$1.29	0	$0	1.00%	13.8%	12/31/2025	$1.30	0	$0	0.75%	14.1%
12/31/2024	1.12	358	402	1.25%	7.2%	12/31/2024	1.13	0	0	1.00%	7.5%	12/31/2024	1.14	0	0	0.75%	7.7%
12/31/2023	1.05	283	297	1.25%	12.5%	12/31/2023	1.05	0	0	1.00%	12.8%	12/31/2023	1.06	0	0	0.75%	13.1%
12/31/2022	0.93	176	164	1.25%	-6.8%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	14.4%	12/31/2025	$1.32	0	$0	0.25%	14.6%	12/31/2025	$1.33	0	$0	0.00%	14.9%
12/31/2024	1.14	0	0	0.50%	8.0%	12/31/2024	1.15	0	0	0.25%	8.3%	12/31/2024	1.16	0	0	0.00%	8.5%
12/31/2023	1.06	0	0	0.50%	13.4%	12/31/2023	1.06	0	0	0.25%	13.7%	12/31/2023	1.07	0	0	0.00%	13.9%
12/31/2022	0.93	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.9%
2023	3.0%
2022	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,073,493	$866,280	47,503
Receivables: investments sold	558
Payables: investments purchased	-
Net assets	$1,074,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,074,051	817,343	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$1,074,051	817,343

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,228
Mortality & expense charges			(12,227)
Net investment income (loss)			15,001

Gain (loss) on investments:
Net realized gain (loss)			7,822
Realized gain distributions			7,865
Net change in unrealized appreciation (depreciation)			101,928
Net gain (loss)			117,615

Increase (decrease) in net assets from operations			$132,616

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,001	$10,657
Net realized gain (loss)		7,822	14,504
Realized gain distributions		7,865	2,118
Net change in unrealized appreciation (depreciation)		101,928	38,385

Increase (decrease) in net assets from operations		132,616	65,664

Contract owner transactions:
Proceeds from units sold		83,374	113,065
Cost of units redeemed		(38,130)	(124,096)
Account charges		(889)	(611)
Increase (decrease)		44,355	(11,642)
Net increase (decrease)		176,971	54,022
Net assets, beginning		897,080	843,058
Net assets, ending		$1,074,051	$897,080

Units sold		68,203	101,395
Units redeemed		(32,476)	(114,467)
Net increase (decrease)		35,727	(13,072)
Units outstanding, beginning		781,616	794,688
Units outstanding, ending		817,343	781,616

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,270,580
Cost of units redeemed/account charges			(512,525)
Net investment income (loss)			46,742
Net realized gain (loss)			52,058
Realized gain distributions			9,983
Net change in unrealized appreciation (depreciation)			207,213
Net assets			$1,074,051

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	817	$1,074	1.25%	14.5%	12/31/2025	$1.33	0	$0	1.00%	14.8%	12/31/2025	$1.34	0	$0	0.75%	15.1%
12/31/2024	1.15	782	897	1.25%	8.2%	12/31/2024	1.15	0	0	1.00%	8.5%	12/31/2024	1.16	0	0	0.75%	8.7%
12/31/2023	1.06	795	843	1.25%	13.7%	12/31/2023	1.06	0	0	1.00%	14.0%	12/31/2023	1.07	0	0	0.75%	14.3%
12/31/2022	0.93	696	649	1.25%	-6.7%	12/31/2022	0.93	0	0	1.00%	-6.6%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	15.4%	12/31/2025	$1.36	0	$0	0.25%	15.6%	12/31/2025	$1.37	0	$0	0.00%	15.9%
12/31/2024	1.17	0	0	0.50%	9.0%	12/31/2024	1.18	0	0	0.25%	9.3%	12/31/2024	1.18	0	0	0.00%	9.6%
12/31/2023	1.07	0	0	0.50%	14.6%	12/31/2023	1.08	0	0	0.25%	14.9%	12/31/2023	1.08	0	0	0.00%	15.2%
12/31/2022	0.94	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.5%
2023	2.5%
2022	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,141,150	$896,187	42,887
Receivables: investments sold	507
Payables: investments purchased	-
Net assets	$1,141,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,141,657	831,291	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,141,657	831,291

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,452
Mortality & expense charges			(12,678)
Net investment income (loss)			13,774

Gain (loss) on investments:
Net realized gain (loss)			6,134
Realized gain distributions			4,588
Net change in unrealized appreciation (depreciation)			126,519
Net gain (loss)			137,241

Increase (decrease) in net assets from operations			$151,015

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,774	$10,238
Net realized gain (loss)		6,134	8,584
Realized gain distributions		4,588	1,598
Net change in unrealized appreciation (depreciation)		126,519	48,640

Increase (decrease) in net assets from operations		151,015	69,060

Contract owner transactions:
Proceeds from units sold		131,260	229,286
Cost of units redeemed		(22,350)	(48,205)
Account charges		(1,056)	(897)
Increase (decrease)		107,854	180,184
Net increase (decrease)		258,869	249,244
Net assets, beginning		882,788	633,544
Net assets, ending		$1,141,657	$882,788

Units sold		106,211	200,281
Units redeemed		(19,945)	(42,823)
Net increase (decrease)		86,266	157,458
Units outstanding, beginning		745,025	587,567
Units outstanding, ending		831,291	745,025

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,098,707
Cost of units redeemed/account charges			(277,573)
Net investment income (loss)			38,209
Net realized gain (loss)			31,165
Realized gain distributions			6,186
Net change in unrealized appreciation (depreciation)			244,963
Net assets			$1,141,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	831	$1,142	1.25%	15.9%	12/31/2025	$1.38	0	$0	1.00%	16.2%	12/31/2025	$1.40	0	$0	0.75%	16.5%
12/31/2024	1.18	745	883	1.25%	9.9%	12/31/2024	1.19	0	0	1.00%	10.2%	12/31/2024	1.20	0	0	0.75%	10.4%
12/31/2023	1.08	588	634	1.25%	15.9%	12/31/2023	1.08	0	0	1.00%	16.1%	12/31/2023	1.09	0	0	0.75%	16.4%
12/31/2022	0.93	562	523	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.8%	12/31/2022	0.93	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	0.50%	16.8%	12/31/2025	$1.42	0	$0	0.25%	17.1%	12/31/2025	$1.43	0	$0	0.00%	17.4%
12/31/2024	1.21	0	0	0.50%	10.7%	12/31/2024	1.21	0	0	0.25%	11.0%	12/31/2024	1.22	0	0	0.00%	11.3%
12/31/2023	1.09	0	0	0.50%	16.7%	12/31/2023	1.09	0	0	0.25%	17.0%	12/31/2023	1.10	0	0	0.00%	17.3%
12/31/2022	0.93	0	0	0.50%	-6.7%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.93	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.6%
2023	2.3%
2022	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$668,734	$502,029	23,203
Receivables: investments sold	229
Payables: investments purchased	-
Net assets	$668,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$668,963	460,638	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$668,963	460,638

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,615
Mortality & expense charges			(7,102)
Net investment income (loss)			6,513

Gain (loss) on investments:
Net realized gain (loss)			4,249
Realized gain distributions			1,766
Net change in unrealized appreciation (depreciation)			84,687
Net gain (loss)			90,702

Increase (decrease) in net assets from operations			$97,215

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,513	$4,593
Net realized gain (loss)		4,249	8,807
Realized gain distributions		1,766	515
Net change in unrealized appreciation (depreciation)		84,687	34,382

Increase (decrease) in net assets from operations		97,215	48,297

Contract owner transactions:
Proceeds from units sold		96,531	70,859
Cost of units redeemed		(20,349)	(72,940)
Account charges		(1,078)	(747)
Increase (decrease)		75,104	(2,828)
Net increase (decrease)		172,319	45,469
Net assets, beginning		496,644	451,175
Net assets, ending		$668,963	$496,644

Units sold		72,737	60,152
Units redeemed		(17,157)	(67,109)
Net increase (decrease)		55,580	(6,957)
Units outstanding, beginning		405,058	412,015
Units outstanding, ending		460,638	405,058

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$583,323
Cost of units redeemed/account charges			(117,342)
Net investment income (loss)			19,094
Net realized gain (loss)			14,902
Realized gain distributions			2,281
Net change in unrealized appreciation (depreciation)			166,705
Net assets			$668,963

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	461	$669	1.25%	18.4%	12/31/2025	$1.46	0	$0	1.00%	18.7%	12/31/2025	$1.48	0	$0	0.75%	19.0%
12/31/2024	1.23	405	497	1.25%	12.0%	12/31/2024	1.23	0	0	1.00%	12.2%	12/31/2024	1.24	0	0	0.75%	12.5%
12/31/2023	1.10	412	451	1.25%	18.0%	12/31/2023	1.10	0	0	1.00%	18.3%	12/31/2023	1.10	0	0	0.75%	18.5%
12/31/2022	0.93	203	189	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	19.3%	12/31/2025	$1.50	0	$0	0.25%	19.6%	12/31/2025	$1.51	0	$0	0.00%	19.9%
12/31/2024	1.25	0	0	0.50%	12.8%	12/31/2024	1.26	0	0	0.25%	13.1%	12/31/2024	1.26	0	0	0.00%	13.4%
12/31/2023	1.11	0	0	0.50%	18.8%	12/31/2023	1.11	0	0	0.25%	19.1%	12/31/2023	1.11	0	0	0.00%	19.4%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	2.7%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,360	$272,824	12,177
Receivables: investments sold	185
Payables: investments purchased	-
Net assets	$375,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,545	252,573	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$375,545	252,573

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,155
Mortality & expense charges			(4,066)
Net investment income (loss)			3,089

Gain (loss) on investments:
Net realized gain (loss)			1,023
Realized gain distributions			395
Net change in unrealized appreciation (depreciation)			55,485
Net gain (loss)			56,903

Increase (decrease) in net assets from operations			$59,992

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,089	$2,321
Net realized gain (loss)		1,023	4,785
Realized gain distributions		395	63
Net change in unrealized appreciation (depreciation)		55,485	23,216

Increase (decrease) in net assets from operations		59,992	30,385

Contract owner transactions:
Proceeds from units sold		35,106	39,861
Cost of units redeemed		(1,012)	(30,612)
Account charges		(346)	(222)
Increase (decrease)		33,748	9,027
Net increase (decrease)		93,740	39,412
Net assets, beginning		281,805	242,393
Net assets, ending		$375,545	$281,805

Units sold		26,244	33,488
Units redeemed		(985)	(26,679)
Net increase (decrease)		25,259	6,809
Units outstanding, beginning		227,314	220,505
Units outstanding, ending		252,573	227,314

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$436,313
Cost of units redeemed/account charges			(195,241)
Net investment income (loss)			10,762
Net realized gain (loss)			20,717
Realized gain distributions			458
Net change in unrealized appreciation (depreciation)			102,536
Net assets			$375,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	253	$376	1.25%	19.9%	12/31/2025	$1.50	0	$0	1.00%	20.2%	12/31/2025	$1.51	0	$0	0.75%	20.5%
12/31/2024	1.24	227	282	1.25%	12.8%	12/31/2024	1.25	0	0	1.00%	13.1%	12/31/2024	1.25	0	0	0.75%	13.3%
12/31/2023	1.10	221	242	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	236	219	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	20.8%	12/31/2025	$1.54	0	$0	0.25%	21.1%	12/31/2025	$1.55	0	$0	0.00%	21.4%
12/31/2024	1.26	0	0	0.50%	13.6%	12/31/2024	1.27	0	0	0.25%	13.9%	12/31/2024	1.28	0	0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.1%
2023	2.0%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,532	$182,893	7,947
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$245,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,645	165,189	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$245,645	165,189

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,691
Mortality & expense charges			(2,539)
Net investment income (loss)			2,152

Gain (loss) on investments:
Net realized gain (loss)			1,215
Realized gain distributions			102
Net change in unrealized appreciation (depreciation)			34,075
Net gain (loss)			35,392

Increase (decrease) in net assets from operations			$37,544

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,152	$1,485
Net realized gain (loss)		1,215	2,378
Realized gain distributions		102	31
Net change in unrealized appreciation (depreciation)		34,075	12,935

Increase (decrease) in net assets from operations		37,544	16,829

Contract owner transactions:
Proceeds from units sold		41,748	44,280
Cost of units redeemed		(3,271)	(9,631)
Account charges		(294)	(239)
Increase (decrease)		38,183	34,410
Net increase (decrease)		75,727	51,239
Net assets, beginning		169,918	118,679
Net assets, ending		$245,645	$169,918

Units sold		31,068	37,361
Units redeemed		(2,893)	(8,286)
Net increase (decrease)		28,175	29,075
Units outstanding, beginning		137,014	107,939
Units outstanding, ending		165,189	137,014

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$206,235
Cost of units redeemed/account charges			(36,036)
Net investment income (loss)			6,198
Net realized gain (loss)			6,476
Realized gain distributions			133
Net change in unrealized appreciation (depreciation)			62,639
Net assets			$245,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	165	$246	1.25%	19.9%	12/31/2025	$1.50	0	$0	1.00%	20.2%	12/31/2025	$1.51	0	$0	0.75%	20.5%
12/31/2024	1.24	137	170	1.25%	12.8%	12/31/2024	1.25	0	0	1.00%	13.1%	12/31/2024	1.25	0	0	0.75%	13.4%
12/31/2023	1.10	108	119	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	96	89	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	20.8%	12/31/2025	$1.54	0	$0	0.25%	21.1%	12/31/2025	$1.55	0	$0	0.00%	21.4%
12/31/2024	1.26	0	0	0.50%	13.6%	12/31/2024	1.27	0	0	0.25%	13.9%	12/31/2024	1.28	0	0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.3%
2023	2.2%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,078,057	$795,182	42,377
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$1,078,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,510	725,308	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$1,078,510	725,308

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,581
Mortality & expense charges			(11,398)
Net investment income (loss)			9,183

Gain (loss) on investments:
Net realized gain (loss)			6,283
Realized gain distributions			433
Net change in unrealized appreciation (depreciation)			153,124
Net gain (loss)			159,840

Increase (decrease) in net assets from operations			$169,023

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,183	$6,874
Net realized gain (loss)		6,283	11,810
Realized gain distributions		433	35
Net change in unrealized appreciation (depreciation)		153,124	56,464

Increase (decrease) in net assets from operations		169,023	75,183

Contract owner transactions:
Proceeds from units sold		151,067	189,235
Cost of units redeemed		(20,771)	(46,074)
Account charges		(1,193)	(1,019)
Increase (decrease)		129,103	142,142
Net increase (decrease)		298,126	217,325
Net assets, beginning		780,384	563,059
Net assets, ending		$1,078,510	$780,384

Units sold		112,732	161,490
Units redeemed		(17,039)	(44,174)
Net increase (decrease)		95,693	117,316
Units outstanding, beginning		629,615	512,299
Units outstanding, ending		725,308	629,615

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$854,572
Cost of units redeemed/account charges			(107,762)
Net investment income (loss)			27,420
Net realized gain (loss)			20,937
Realized gain distributions			468
Net change in unrealized appreciation (depreciation)			282,875
Net assets			$1,078,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	725	$1,079	1.25%	20.0%	12/31/2025	$1.50	0	$0	1.00%	20.3%	12/31/2025	$1.51	0	$0	0.75%	20.6%
12/31/2024	1.24	630	780	1.25%	12.8%	12/31/2024	1.25	0	0	1.00%	13.1%	12/31/2024	1.25	0	0	0.75%	13.3%
12/31/2023	1.10	512	563	1.25%	18.4%	12/31/2023	1.10	0	0	1.00%	18.7%	12/31/2023	1.11	0	0	0.75%	19.0%
12/31/2022	0.93	367	340	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	20.9%	12/31/2025	$1.54	0	$0	0.25%	21.2%	12/31/2025	$1.55	0	$0	0.00%	21.5%
12/31/2024	1.26	0	0	0.50%	13.6%	12/31/2024	1.27	0	0	0.25%	13.9%	12/31/2024	1.28	0	0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.3%	12/31/2023	1.11	0	0	0.25%	19.6%	12/31/2023	1.12	0	0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	2.4%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,882	$225,951	13,490
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$290,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,981	195,563	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$290,981	195,563

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,512
Mortality & expense charges			(2,984)
Net investment income (loss)			2,528

Gain (loss) on investments:
Net realized gain (loss)			2,457
Realized gain distributions			99
Net change in unrealized appreciation (depreciation)			39,386
Net gain (loss)			41,942

Increase (decrease) in net assets from operations			$44,470

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,528	$1,726
Net realized gain (loss)		2,457	6,154
Realized gain distributions		99	-
Net change in unrealized appreciation (depreciation)		39,386	10,020

Increase (decrease) in net assets from operations		44,470	17,900

Contract owner transactions:
Proceeds from units sold		61,148	80,559
Cost of units redeemed		(9,662)	(41,790)
Account charges		(479)	(487)
Increase (decrease)		51,007	38,282
Net increase (decrease)		95,477	56,182
Net assets, beginning		195,504	139,322
Net assets, ending		$290,981	$195,504

Units sold		45,581	68,036
Units redeemed		(7,643)	(37,106)
Net increase (decrease)		37,938	30,930
Units outstanding, beginning		157,625	126,695
Units outstanding, ending		195,563	157,625

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$311,000
Cost of units redeemed/account charges			(104,802)
Net investment income (loss)			7,251
Net realized gain (loss)			12,502
Realized gain distributions			99
Net change in unrealized appreciation (depreciation)			64,931
Net assets			$290,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	196	$291	1.25%	20.0%	12/31/2025	$1.50	0	$0	1.00%	20.3%	12/31/2025	$1.51	0	$0	0.75%	20.6%
12/31/2024	1.24	158	196	1.25%	12.8%	12/31/2024	1.25	0	0	1.00%	13.1%	12/31/2024	1.26	0	0	0.75%	13.4%
12/31/2023	1.10	127	139	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	105	98	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	20.9%	12/31/2025	$1.54	0	$0	0.25%	21.2%	12/31/2025	$1.55	0	$0	0.00%	21.5%
12/31/2024	1.26	0	0	0.50%	13.6%	12/31/2024	1.27	0	0	0.25%	13.9%	12/31/2024	1.28	0	0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	2.2%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,592	$156,064	10,750
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$187,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,703	126,182	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$187,703	126,182

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,517
Mortality & expense charges			(2,048)
Net investment income (loss)			1,469

Gain (loss) on investments:
Net realized gain (loss)			11,199
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			19,004
Net gain (loss)			30,234

Increase (decrease) in net assets from operations			$31,703

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,469	$1,397
Net realized gain (loss)		11,199	2,324
Realized gain distributions		31	-
Net change in unrealized appreciation (depreciation)		19,004	7,151

Increase (decrease) in net assets from operations		31,703	10,872

Contract owner transactions:
Proceeds from units sold		72,053	86,061
Cost of units redeemed		(62,781)	(13,002)
Account charges		(203)	(403)
Increase (decrease)		9,069	72,656
Net increase (decrease)		40,772	83,528
Net assets, beginning		146,931	63,403
Net assets, ending		$187,703	$146,931

Units sold		53,780	72,130
Units redeemed		(46,101)	(11,317)
Net increase (decrease)		7,679	60,813
Units outstanding, beginning		118,503	57,690
Units outstanding, ending		126,182	118,503

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$226,543
Cost of units redeemed/account charges			(88,357)
Net investment income (loss)			3,570
Net realized gain (loss)			14,388
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			31,528
Net assets			$187,703

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	126	$188	1.25%	20.0%	12/31/2025	$1.50	0	$0	1.00%	20.3%	12/31/2025	$1.51	0	$0	0.75%	20.6%
12/31/2024	1.24	119	147	1.25%	12.8%	12/31/2024	1.25	0	0	1.00%	13.1%	12/31/2024	1.25	0	0	0.75%	13.4%
12/31/2023	1.10	58	63	1.25%	18.4%	12/31/2023	1.10	0	0	1.00%	18.7%	12/31/2023	1.11	0	0	0.75%	19.0%
12/31/2022	0.93	22	20	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	20.9%	12/31/2025	$1.54	0	$0	0.25%	21.2%	12/31/2025	$1.55	0	$0	0.00%	21.5%
12/31/2024	1.26	0	0	0.50%	13.7%	12/31/2024	1.27	0	0	0.25%	14.0%	12/31/2024	1.28	0	0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.3%	12/31/2023	1.11	0	0	0.25%	19.6%	12/31/2023	1.12	0	0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.6%
2023	2.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Ret I Prm Class - 06-6H6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	7.9%	12/31/2025	$1.15	0	$0	1.00%	8.2%	12/31/2025	$1.16	0	$0	0.75%	8.4%
12/31/2024	1.06	0	0	1.25%	3.7%	12/31/2024	1.07	0	0	1.00%	4.0%	12/31/2024	1.07	0	0	0.75%	4.2%
12/31/2023	1.02	0	0	1.25%	7.0%	12/31/2023	1.02	0	0	1.00%	7.2%	12/31/2023	1.03	0	0	0.75%	7.5%
12/31/2022	0.95	0	0	1.25%	-4.5%	12/31/2022	0.96	0	0	1.00%	-4.4%	12/31/2022	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	8.7%	12/31/2025	$1.18	0	$0	0.25%	9.0%	12/31/2025	$1.19	0	$0	0.00%	9.3%
12/31/2024	1.08	0	0	0.50%	4.5%	12/31/2024	1.08	0	0	0.25%	4.8%	12/31/2024	1.09	0	0	0.00%	5.0%
12/31/2023	1.03	0	0	0.50%	7.8%	12/31/2023	1.04	0	0	0.25%	8.1%	12/31/2023	1.04	0	0	0.00%	8.3%
12/31/2022	0.96	0	0	0.50%	-4.3%	12/31/2022	0.96	0	0	0.25%	-4.2%	12/31/2022	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Value Z Inst Class - 06-6PM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	1.25%	10.1%	12/31/2025	$1.34	0	$0	1.00%	10.4%	12/31/2025	$1.35	0	$0	0.75%	10.7%
12/31/2024	1.21	0	0	1.25%	9.2%	12/31/2024	1.22	0	0	1.00%	9.5%	12/31/2024	1.22	0	0	0.75%	9.8%
12/31/2023	1.11	0	0	1.25%	11.1%	12/31/2023	1.11	0	0	1.00%	11.2%	12/31/2023	1.11	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	11.0%	12/31/2025	$1.37	0	$0	0.25%	11.2%	12/31/2025	$1.38	0	$0	0.00%	11.5%
12/31/2024	1.23	0	0	0.50%	10.0%	12/31/2024	1.23	0	0	0.25%	10.3%	12/31/2024	1.23	0	0	0.00%	10.6%
12/31/2023	1.11	0	0	0.50%	11.4%	12/31/2023	1.11	0	0	0.25%	11.5%	12/31/2023	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inv MM Fds Gov Instl Class - 06-6PP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,602,930	$2,602,930	2,613,526
Receivables: investments sold	10,597
Payables: investments purchased	-
Net assets	$2,613,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,613,527	2,409,320	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$2,613,527	2,409,320

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,461
Mortality & expense charges			(8,015)
Net investment income (loss)			17,446

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$17,445

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,446	$5,218
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	1

Increase (decrease) in net assets from operations		17,445	5,219

Contract owner transactions:
Proceeds from units sold		2,653,938	448,102
Cost of units redeemed		(349,575)	(161,436)
Account charges		(83)	(83)
Increase (decrease)		2,304,280	286,583
Net increase (decrease)		2,321,725	291,802
Net assets, beginning		291,802	-
Net assets, ending		$2,613,527	$291,802

Units sold		2,457,034	432,083
Units redeemed		(324,565)	(155,232)
Net increase (decrease)		2,132,469	276,851
Units outstanding, beginning		276,851	-
Units outstanding, ending		2,409,320	276,851

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,102,040
Cost of units redeemed/account charges			(511,177)
Net investment income (loss)			22,664
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$2,613,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	2,409	$2,614	1.25%	2.9%	12/31/2025	$1.09	0	$0	1.00%	3.2%	12/31/2025	$1.10	0	$0	0.75%	3.4%
12/31/2024	1.05	277	292	1.25%	3.9%	12/31/2024	1.06	0	0	1.00%	4.2%	12/31/2024	1.06	0	0	0.75%	4.4%
12/31/2023	1.01	0	0	1.25%	1.4%	12/31/2023	1.02	0	0	1.00%	1.5%	12/31/2023	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	3.7%	12/31/2025	$1.11	0	$0	0.25%	4.0%	12/31/2025	$1.12	0	$0	0.00%	4.2%
12/31/2024	1.06	0	0	0.50%	4.7%	12/31/2024	1.07	0	0	0.25%	5.0%	12/31/2024	1.07	0	0	0.00%	5.2%
12/31/2023	1.02	0	0	0.50%	1.7%	12/31/2023	1.02	0	0	0.25%	1.8%	12/31/2023	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	4.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2010 K6 Retirement Class - 06-6XJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22	$22	2
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$22

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22	19	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$22	19

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		23	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		22	-
Net increase (decrease)		22	-
Net assets, beginning		-	-
Net assets, ending		$22	$-

Units sold		19	-
Units redeemed		-	-
Net increase (decrease)		19	-
Units outstanding, beginning		-	-
Units outstanding, ending		19	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23
Cost of units redeemed/account charges			(1)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$22

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	1.25%	9.8%	12/31/2025	$1.16	0	$0	1.00%	10.1%	12/31/2025	$1.16	0	$0	0.75%	10.4%
12/31/2024	1.05	0	0	1.25%	4.9%	12/31/2024	1.05	0	0	1.00%	5.0%	12/31/2024	1.05	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	10.7%	12/31/2025	$1.17	0	$0	0.25%	10.9%	12/31/2025	$1.18	0	$0	0.00%	11.2%
12/31/2024	1.05	0	0	0.50%	5.4%	12/31/2024	1.06	0	0	0.25%	5.6%	12/31/2024	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,272	$107,817	10,509
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$117,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,284	99,781	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$117,284	99,781

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,443
Mortality & expense charges			(1,433)
Net investment income (loss)			2,010

Gain (loss) on investments:
Net realized gain (loss)			529
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			9,796
Net gain (loss)			10,365

Increase (decrease) in net assets from operations			$12,375

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,010	$2,035
Net realized gain (loss)		529	69
Realized gain distributions		40	-
Net change in unrealized appreciation (depreciation)		9,796	(341)

Increase (decrease) in net assets from operations		12,375	1,763

Contract owner transactions:
Proceeds from units sold		5,148	147,170
Cost of units redeemed		(21,152)	(27,443)
Account charges		(344)	(233)
Increase (decrease)		(16,348)	119,494
Net increase (decrease)		(3,973)	121,257
Net assets, beginning		121,257	-
Net assets, ending		$117,284	$121,257

Units sold		4,617	140,700
Units redeemed		(19,957)	(25,579)
Net increase (decrease)		(15,340)	115,121
Units outstanding, beginning		115,121	-
Units outstanding, ending		99,781	115,121

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$152,318
Cost of units redeemed/account charges			(49,172)
Net investment income (loss)			4,045
Net realized gain (loss)			598
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			9,455
Net assets			$117,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	100	$117	1.25%	11.6%	12/31/2025	$1.18	0	$0	1.00%	11.9%	12/31/2025	$1.19	0	$0	0.75%	12.2%
12/31/2024	1.05	115	121	1.25%	5.3%	12/31/2024	1.06	0	0	1.00%	5.5%	12/31/2024	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	12.4%	12/31/2025	$1.20	0	$0	0.25%	12.7%	12/31/2025	$1.20	0	$0	0.00%	13.0%
12/31/2024	1.06	0	0	0.50%	5.9%	12/31/2024	1.06	0	0	0.25%	6.1%	12/31/2024	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,775	$39,649	3,633
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$42,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,771	35,709	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$42,771	35,709

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,128
Mortality & expense charges			(3,037)
Net investment income (loss)			(1,909)

Gain (loss) on investments:
Net realized gain (loss)			11,410
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			5,786
Net gain (loss)			17,206

Increase (decrease) in net assets from operations			$15,297

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,909)	$9,914
Net realized gain (loss)		11,410	1,794
Realized gain distributions		10	-
Net change in unrealized appreciation (depreciation)		5,786	(2,660)

Increase (decrease) in net assets from operations		15,297	9,048

Contract owner transactions:
Proceeds from units sold		36,249	755,432
Cost of units redeemed		(630,724)	(142,496)
Account charges		(13)	(22)
Increase (decrease)		(594,488)	612,914
Net increase (decrease)		(579,191)	621,962
Net assets, beginning		621,962	-
Net assets, ending		$42,771	$621,962

Units sold		33,233	720,676
Units redeemed		(585,027)	(133,173)
Net increase (decrease)		(551,794)	587,503
Units outstanding, beginning		587,503	-
Units outstanding, ending		35,709	587,503

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$791,681
Cost of units redeemed/account charges			(773,255)
Net investment income (loss)			8,005
Net realized gain (loss)			13,204
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			3,126
Net assets			$42,771

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	36	$43	1.25%	13.1%	12/31/2025	$1.20	0	$0	1.00%	13.4%	12/31/2025	$1.21	0	$0	0.75%	13.7%
12/31/2024	1.06	588	622	1.25%	5.9%	12/31/2024	1.06	0	0	1.00%	6.0%	12/31/2024	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	14.0%	12/31/2025	$1.22	0	$0	0.25%	14.3%	12/31/2025	$1.22	0	$0	0.00%	14.6%
12/31/2024	1.06	0	0	0.50%	6.4%	12/31/2024	1.07	0	0	0.25%	6.6%	12/31/2024	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$961,554	$858,159	77,675
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$961,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$961,626	789,386	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$961,626	789,386

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,929
Mortality & expense charges			(14,679)
Net investment income (loss)			9,250

Gain (loss) on investments:
Net realized gain (loss)			27,617
Realized gain distributions			379
Net change in unrealized appreciation (depreciation)			98,512
Net gain (loss)			126,508

Increase (decrease) in net assets from operations			$135,758

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,250	$23,119
Net realized gain (loss)		27,617	14,033
Realized gain distributions		379	-
Net change in unrealized appreciation (depreciation)		98,512	4,883

Increase (decrease) in net assets from operations		135,758	42,035

Contract owner transactions:
Proceeds from units sold		123,683	2,067,581
Cost of units redeemed		(1,003,938)	(400,574)
Account charges		(1,766)	(1,153)
Increase (decrease)		(882,021)	1,665,854
Net increase (decrease)		(746,263)	1,707,889
Net assets, beginning		1,707,889	-
Net assets, ending		$961,626	$1,707,889

Units sold		109,604	1,980,922
Units redeemed		(928,027)	(373,113)
Net increase (decrease)		(818,423)	1,607,809
Units outstanding, beginning		1,607,809	-
Units outstanding, ending		789,386	1,607,809

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,191,264
Cost of units redeemed/account charges			(1,407,431)
Net investment income (loss)			32,369
Net realized gain (loss)			41,650
Realized gain distributions			379
Net change in unrealized appreciation (depreciation)			103,395
Net assets			$961,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	789	$962	1.25%	14.7%	12/31/2025	$1.22	0	$0	1.00%	15.0%	12/31/2025	$1.23	0	$0	0.75%	15.3%
12/31/2024	1.06	1,608	1,708	1.25%	6.2%	12/31/2024	1.06	0	0	1.00%	6.4%	12/31/2024	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	15.5%	12/31/2025	$1.24	0	$0	0.25%	15.8%	12/31/2025	$1.24	0	$0	0.00%	16.1%
12/31/2024	1.07	0	0	0.50%	6.8%	12/31/2024	1.07	0	0	0.25%	7.0%	12/31/2024	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,862	$391,767	34,106
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$436,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$436,900	353,626	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$436,900	353,626

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,176
Mortality & expense charges			(11,374)
Net investment income (loss)			(1,198)

Gain (loss) on investments:
Net realized gain (loss)			58,882
Realized gain distributions			2,931
Net change in unrealized appreciation (depreciation)			34,913
Net gain (loss)			96,726

Increase (decrease) in net assets from operations			$95,528

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,198)	$28,462
Net realized gain (loss)		58,882	1,153
Realized gain distributions		2,931	1,121
Net change in unrealized appreciation (depreciation)		34,913	10,182

Increase (decrease) in net assets from operations		95,528	40,918

Contract owner transactions:
Proceeds from units sold		244,431	2,134,040
Cost of units redeemed		(2,049,743)	(26,086)
Account charges		(1,108)	(1,080)
Increase (decrease)		(1,806,420)	2,106,874
Net increase (decrease)		(1,710,892)	2,147,792
Net assets, beginning		2,147,792	-
Net assets, ending		$436,900	$2,147,792

Units sold		224,992	2,036,468
Units redeemed		(1,882,827)	(25,007)
Net increase (decrease)		(1,657,835)	2,011,461
Units outstanding, beginning		2,011,461	-
Units outstanding, ending		353,626	2,011,461

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,378,471
Cost of units redeemed/account charges			(2,078,017)
Net investment income (loss)			27,264
Net realized gain (loss)			60,035
Realized gain distributions			4,052
Net change in unrealized appreciation (depreciation)			45,095
Net assets			$436,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	354	$437	1.25%	15.7%	12/31/2025	$1.24	0	$0	1.00%	16.0%	12/31/2025	$1.25	0	$0	0.75%	16.3%
12/31/2024	1.07	2,011	2,148	1.25%	6.8%	12/31/2024	1.07	0	0	1.00%	7.0%	12/31/2024	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	16.6%	12/31/2025	$1.26	0	$0	0.25%	16.9%	12/31/2025	$1.26	0	$0	0.00%	17.2%
12/31/2024	1.07	0	0	0.50%	7.3%	12/31/2024	1.08	0	0	0.25%	7.5%	12/31/2024	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,875,089	$1,648,321	137,083
Receivables: investments sold	209
Payables: investments purchased	-
Net assets	$1,875,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,875,298	1,491,367	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$1,875,298	1,491,367

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,106
Mortality & expense charges			(25,023)
Net investment income (loss)			14,083

Gain (loss) on investments:
Net realized gain (loss)			27,398
Realized gain distributions			16,264
Net change in unrealized appreciation (depreciation)			225,481
Net gain (loss)			269,143

Increase (decrease) in net assets from operations			$283,226

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,083	$30,118
Net realized gain (loss)		27,398	408
Realized gain distributions		16,264	10,665
Net change in unrealized appreciation (depreciation)		225,481	1,287

Increase (decrease) in net assets from operations		283,226	42,478

Contract owner transactions:
Proceeds from units sold		198,557	2,678,293
Cost of units redeemed		(1,037,511)	(284,916)
Account charges		(2,916)	(1,913)
Increase (decrease)		(841,870)	2,391,464
Net increase (decrease)		(558,644)	2,433,942
Net assets, beginning		2,433,942	-
Net assets, ending		$1,875,298	$2,433,942

Units sold		173,094	2,529,758
Units redeemed		(950,071)	(261,414)
Net increase (decrease)		(776,977)	2,268,344
Units outstanding, beginning		2,268,344	-
Units outstanding, ending		1,491,367	2,268,344

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,876,850
Cost of units redeemed/account charges			(1,327,256)
Net investment income (loss)			44,201
Net realized gain (loss)			27,806
Realized gain distributions			26,929
Net change in unrealized appreciation (depreciation)			226,768
Net assets			$1,875,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	1,491	$1,875	1.25%	17.2%	12/31/2025	$1.26	0	$0	1.00%	17.5%	12/31/2025	$1.27	0	$0	0.75%	17.8%
12/31/2024	1.07	2,268	2,434	1.25%	7.3%	12/31/2024	1.07	0	0	1.00%	7.5%	12/31/2024	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	18.1%	12/31/2025	$1.28	0	$0	0.25%	18.4%	12/31/2025	$1.28	0	$0	0.00%	18.7%
12/31/2024	1.08	0	0	0.50%	7.9%	12/31/2024	1.08	0	0	0.25%	8.0%	12/31/2024	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$626,864	$557,302	42,675
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$626,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$626,898	483,956	$1.30
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.32
Total	$626,898	483,956

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,068
Mortality & expense charges			(11,902)
Net investment income (loss)			(834)

Gain (loss) on investments:
Net realized gain (loss)			14,027
Realized gain distributions			6,460
Net change in unrealized appreciation (depreciation)			88,035
Net gain (loss)			108,522

Increase (decrease) in net assets from operations			$107,688

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(834)	$18,862
Net realized gain (loss)		14,027	5,904
Realized gain distributions		6,460	11,611
Net change in unrealized appreciation (depreciation)		88,035	(18,473)

Increase (decrease) in net assets from operations		107,688	17,904

Contract owner transactions:
Proceeds from units sold		373,243	1,651,350
Cost of units redeemed		(1,451,325)	(69,794)
Account charges		(1,312)	(856)
Increase (decrease)		(1,079,394)	1,580,700
Net increase (decrease)		(971,706)	1,598,604
Net assets, beginning		1,598,604	-
Net assets, ending		$626,898	$1,598,604

Units sold		400,279	1,686,438
Units redeemed		(1,395,352)	(207,409)
Net increase (decrease)		(995,073)	1,479,029
Units outstanding, beginning		1,479,029	-
Units outstanding, ending		483,956	1,479,029

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,024,593
Cost of units redeemed/account charges			(1,523,287)
Net investment income (loss)			18,028
Net realized gain (loss)			19,931
Realized gain distributions			18,071
Net change in unrealized appreciation (depreciation)			69,562
Net assets			$626,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	484	$627	1.25%	19.8%	12/31/2025	$1.30	0	$0	1.00%	20.1%	12/31/2025	$1.31	0	$0	0.75%	20.4%
12/31/2024	1.08	1,479	1,599	1.25%	8.1%	12/31/2024	1.08	0	0	1.00%	8.3%	12/31/2024	1.08	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	20.7%	12/31/2025	$1.32	0	$0	0.25%	21.0%	12/31/2025	$1.32	0	$0	0.00%	21.4%
12/31/2024	1.09	0	0	0.50%	8.6%	12/31/2024	1.09	0	0	0.25%	8.8%	12/31/2024	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,155,568	$976,005	76,410
Receivables: investments sold	-
Payables: investments purchased	(4,067)
Net assets	$1,151,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,151,501	875,067	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$1,151,501	875,067

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,767
Mortality & expense charges			(14,984)
Net investment income (loss)			3,783

Gain (loss) on investments:
Net realized gain (loss)			18,583
Realized gain distributions			11,748
Net change in unrealized appreciation (depreciation)			168,786
Net gain (loss)			199,117

Increase (decrease) in net assets from operations			$202,900

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,783	$14,853
Net realized gain (loss)		18,583	232
Realized gain distributions		11,748	10,183
Net change in unrealized appreciation (depreciation)		168,786	10,777

Increase (decrease) in net assets from operations		202,900	36,045

Contract owner transactions:
Proceeds from units sold		155,471	1,483,473
Cost of units redeemed		(640,078)	(82,335)
Account charges		(2,452)	(1,523)
Increase (decrease)		(487,059)	1,399,615
Net increase (decrease)		(284,159)	1,435,660
Net assets, beginning		1,435,660	-
Net assets, ending		$1,151,501	$1,435,660

Units sold		133,985	1,401,008
Units redeemed		(583,147)	(76,779)
Net increase (decrease)		(449,162)	1,324,229
Units outstanding, beginning		1,324,229	-
Units outstanding, ending		875,067	1,324,229

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,638,944
Cost of units redeemed/account charges			(726,388)
Net investment income (loss)			18,636
Net realized gain (loss)			18,815
Realized gain distributions			21,931
Net change in unrealized appreciation (depreciation)			179,563
Net assets			$1,151,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	875	$1,152	1.25%	21.4%	12/31/2025	$1.32	0	$0	1.00%	21.7%	12/31/2025	$1.33	0	$0	0.75%	22.0%
12/31/2024	1.08	1,324	1,436	1.25%	8.4%	12/31/2024	1.09	0	0	1.00%	8.6%	12/31/2024	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	22.3%	12/31/2025	$1.34	0	$0	0.25%	22.6%	12/31/2025	$1.34	0	$0	0.00%	22.9%
12/31/2024	1.09	0	0	0.50%	9.0%	12/31/2024	1.09	0	0	0.25%	9.2%	12/31/2024	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,365,562	$1,161,477	90,624
Receivables: investments sold	152
Payables: investments purchased	-
Net assets	$1,365,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,365,714	1,037,949	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$1,365,714	1,037,949

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,125
Mortality & expense charges			(18,133)
Net investment income (loss)			3,992

Gain (loss) on investments:
Net realized gain (loss)			27,400
Realized gain distributions			11,287
Net change in unrealized appreciation (depreciation)			187,914
Net gain (loss)			226,601

Increase (decrease) in net assets from operations			$230,593

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,992	$18,323
Net realized gain (loss)		27,400	1,335
Realized gain distributions		11,287	14,345
Net change in unrealized appreciation (depreciation)		187,914	16,171

Increase (decrease) in net assets from operations		230,593	50,174

Contract owner transactions:
Proceeds from units sold		286,215	1,867,004
Cost of units redeemed		(1,019,515)	(43,826)
Account charges		(2,886)	(2,045)
Increase (decrease)		(736,186)	1,821,133
Net increase (decrease)		(505,593)	1,871,307
Net assets, beginning		1,871,307	-
Net assets, ending		$1,365,714	$1,871,307

Units sold		243,623	1,768,401
Units redeemed		(931,720)	(42,355)
Net increase (decrease)		(688,097)	1,726,046
Units outstanding, beginning		1,726,046	-
Units outstanding, ending		1,037,949	1,726,046

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,153,219
Cost of units redeemed/account charges			(1,068,272)
Net investment income (loss)			22,315
Net realized gain (loss)			28,735
Realized gain distributions			25,632
Net change in unrealized appreciation (depreciation)			204,085
Net assets			$1,365,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	1,038	$1,366	1.25%	21.4%	12/31/2025	$1.32	0	$0	1.00%	21.7%	12/31/2025	$1.33	0	$0	0.75%	22.0%
12/31/2024	1.08	1,726	1,871	1.25%	8.4%	12/31/2024	1.09	0	0	1.00%	8.6%	12/31/2024	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	22.3%	12/31/2025	$1.34	0	$0	0.25%	22.6%	12/31/2025	$1.34	0	$0	0.00%	22.9%
12/31/2024	1.09	0	0	0.50%	9.0%	12/31/2024	1.09	0	0	0.25%	9.2%	12/31/2024	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$858,228	$730,796	56,615
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$858,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$858,297	652,392	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$858,297	652,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,945
Mortality & expense charges			(13,078)
Net investment income (loss)			867

Gain (loss) on investments:
Net realized gain (loss)			31,430
Realized gain distributions			6,640
Net change in unrealized appreciation (depreciation)			117,480
Net gain (loss)			155,550

Increase (decrease) in net assets from operations			$156,417

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$867	$14,347
Net realized gain (loss)		31,430	5,394
Realized gain distributions		6,640	12,430
Net change in unrealized appreciation (depreciation)		117,480	9,952

Increase (decrease) in net assets from operations		156,417	42,123

Contract owner transactions:
Proceeds from units sold		225,550	1,599,978
Cost of units redeemed		(1,001,813)	(160,545)
Account charges		(2,075)	(1,338)
Increase (decrease)		(778,338)	1,438,095
Net increase (decrease)		(621,921)	1,480,218
Net assets, beginning		1,480,218	-
Net assets, ending		$858,297	$1,480,218

Units sold		196,156	1,512,593
Units redeemed		(908,827)	(147,530)
Net increase (decrease)		(712,671)	1,365,063
Units outstanding, beginning		1,365,063	-
Units outstanding, ending		652,392	1,365,063

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,825,528
Cost of units redeemed/account charges			(1,165,771)
Net investment income (loss)			15,214
Net realized gain (loss)			36,824
Realized gain distributions			19,070
Net change in unrealized appreciation (depreciation)			127,432
Net assets			$858,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	652	$858	1.25%	21.3%	12/31/2025	$1.32	0	$0	1.00%	21.6%	12/31/2025	$1.33	0	$0	0.75%	21.9%
12/31/2024	1.08	1,365	1,480	1.25%	8.4%	12/31/2024	1.09	0	0	1.00%	8.6%	12/31/2024	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	22.2%	12/31/2025	$1.34	0	$0	0.25%	22.5%	12/31/2025	$1.34	0	$0	0.00%	22.9%
12/31/2024	1.09	0	0	0.50%	9.0%	12/31/2024	1.09	0	0	0.25%	9.2%	12/31/2024	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,366	$159,054	11,723
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$179,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$179,376	136,330	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$179,376	136,330

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,896
Mortality & expense charges			(3,989)
Net investment income (loss)			(1,093)

Gain (loss) on investments:
Net realized gain (loss)			14,840
Realized gain distributions			1,374
Net change in unrealized appreciation (depreciation)			21,270
Net gain (loss)			37,484

Increase (decrease) in net assets from operations			$36,391

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,093)	$6,190
Net realized gain (loss)		14,840	770
Realized gain distributions		1,374	5,650
Net change in unrealized appreciation (depreciation)		21,270	(958)

Increase (decrease) in net assets from operations		36,391	11,652

Contract owner transactions:
Proceeds from units sold		156,939	721,260
Cost of units redeemed		(610,864)	(134,714)
Account charges		(720)	(568)
Increase (decrease)		(454,645)	585,978
Net increase (decrease)		(418,254)	597,630
Net assets, beginning		597,630	-
Net assets, ending		$179,376	$597,630

Units sold		136,872	677,937
Units redeemed		(551,631)	(126,848)
Net increase (decrease)		(414,759)	551,089
Units outstanding, beginning		551,089	-
Units outstanding, ending		136,330	551,089

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$878,199
Cost of units redeemed/account charges			(746,866)
Net investment income (loss)			5,097
Net realized gain (loss)			15,610
Realized gain distributions			7,024
Net change in unrealized appreciation (depreciation)			20,312
Net assets			$179,376

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	136	$179	1.25%	21.3%	12/31/2025	$1.32	0	$0	1.00%	21.6%	12/31/2025	$1.33	0	$0	0.75%	21.9%
12/31/2024	1.08	551	598	1.25%	8.4%	12/31/2024	1.09	0	0	1.00%	8.6%	12/31/2024	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	22.2%	12/31/2025	$1.34	0	$0	0.25%	22.5%	12/31/2025	$1.34	0	$0	0.00%	22.9%
12/31/2024	1.09	0	0	0.50%	9.0%	12/31/2024	1.09	0	0	0.25%	9.2%	12/31/2024	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,897	$100,679	7,271
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$114,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,894	87,297	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.34
Total	$114,894	87,297

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,830
Mortality & expense charges			(1,485)
Net investment income (loss)			345

Gain (loss) on investments:
Net realized gain (loss)			4,493
Realized gain distributions			1,013
Net change in unrealized appreciation (depreciation)			14,567
Net gain (loss)			20,073

Increase (decrease) in net assets from operations			$20,418

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$345	$1,443
Net realized gain (loss)		4,493	256
Realized gain distributions		1,013	1,301
Net change in unrealized appreciation (depreciation)		14,567	(349)

Increase (decrease) in net assets from operations		20,418	2,651

Contract owner transactions:
Proceeds from units sold		65,644	142,597
Cost of units redeemed		(110,863)	(4,944)
Account charges		(372)	(237)
Increase (decrease)		(45,591)	137,416
Net increase (decrease)		(25,173)	140,067
Net assets, beginning		140,067	-
Net assets, ending		$114,894	$140,067

Units sold		57,096	133,886
Units redeemed		(98,966)	(4,719)
Net increase (decrease)		(41,870)	129,167
Units outstanding, beginning		129,167	-
Units outstanding, ending		87,297	129,167

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$208,241
Cost of units redeemed/account charges			(116,416)
Net investment income (loss)			1,788
Net realized gain (loss)			4,749
Realized gain distributions			2,314
Net change in unrealized appreciation (depreciation)			14,218
Net assets			$114,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	87	$115	1.25%	21.4%	12/31/2025	$1.32	0	$0	1.00%	21.7%	12/31/2025	$1.33	0	$0	0.75%	22.0%
12/31/2024	1.08	129	140	1.25%	8.4%	12/31/2024	1.09	0	0	1.00%	8.6%	12/31/2024	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	22.3%	12/31/2025	$1.34	0	$0	0.25%	22.6%	12/31/2025	$1.34	0	$0	0.00%	22.9%
12/31/2024	1.09	0	0	0.50%	9.0%	12/31/2024	1.09	0	0	0.25%	9.2%	12/31/2024	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,207	$38,138	3,769
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$39,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,204	34,486	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$39,204	34,486

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,250
Mortality & expense charges			(426)
Net investment income (loss)			824

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,062
Net gain (loss)			2,066

Increase (decrease) in net assets from operations			$2,890

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$824	$383
Net realized gain (loss)		4	2
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,062	(993)

Increase (decrease) in net assets from operations		2,890	(608)

Contract owner transactions:
Proceeds from units sold		7,341	55,526
Cost of units redeemed		(1)	(25,927)
Account charges		(9)	(8)
Increase (decrease)		7,331	29,591
Net increase (decrease)		10,221	28,983
Net assets, beginning		28,983	-
Net assets, ending		$39,204	$28,983

Units sold		6,722	51,943
Units redeemed		(8)	(24,171)
Net increase (decrease)		6,714	27,772
Units outstanding, beginning		27,772	-
Units outstanding, ending		34,486	27,772

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,867
Cost of units redeemed/account charges			(25,945)
Net investment income (loss)			1,207
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,069
Net assets			$39,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	34	$39	1.25%	8.9%	12/31/2025	$1.14	0	$0	1.00%	9.2%	12/31/2025	$1.15	0	$0	0.75%	9.5%
12/31/2024	1.04	28	29	1.25%	4.4%	12/31/2024	1.05	0	0	1.00%	4.5%	12/31/2024	1.05	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	9.8%	12/31/2025	$1.16	0	$0	0.25%	10.0%	12/31/2025	$1.16	0	$0	0.00%	10.3%
12/31/2024	1.05	0	0	0.50%	4.9%	12/31/2024	1.05	0	0	0.25%	5.1%	12/31/2024	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Multi-Asset Inc Z Institutional Class - 06-6YV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	12.8%	12/31/2025	$1.13	0	$0	1.00%	13.1%	12/31/2025	$1.13	0	$0	0.75%	13.4%
12/31/2024	0.99	0	0	1.25%	-0.6%	12/31/2024	0.99	0	0	1.00%	-0.5%	12/31/2024	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	13.7%	12/31/2025	$1.14	0	$0	0.25%	14.0%	12/31/2025	$1.14	0	$0	0.00%	14.3%
12/31/2024	1.00	0	0	0.50%	-0.4%	12/31/2024	1.00	0	0	0.25%	-0.3%	12/31/2024	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Short Dur High Inc Fund - Inst Class - 06-73J (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	1.25%	6.5%	12/31/2025	$1.08	0	$0	1.00%	6.8%	12/31/2025	$1.08	0	$0	0.75%	7.0%
12/31/2024	1.01	0	0	1.25%	0.9%	12/31/2024	1.01	0	0	1.00%	0.9%	12/31/2024	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	7.3%	12/31/2025	$1.09	0	$0	0.25%	7.6%	12/31/2025	$1.09	0	$0	0.00%	7.8%
12/31/2024	1.01	0	0	0.50%	1.0%	12/31/2024	1.01	0	0	0.25%	1.0%	12/31/2024	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Sel Sml Cap Fund - Inst Class - 06-74C (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	1.25%	13.1%	12/31/2025	$1.11	0	$0	1.00%	13.4%	12/31/2025	$1.11	0	$0	0.75%	13.6%
12/31/2024	0.98	0	0	1.25%	-2.5%	12/31/2024	0.98	0	0	1.00%	-2.4%	12/31/2024	0.98	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	13.9%	12/31/2025	$1.12	0	$0	0.25%	14.2%	12/31/2025	$1.12	0	$0	0.00%	14.5%
12/31/2024	0.98	0	0	0.50%	-2.3%	12/31/2024	0.98	0	0	0.25%	-2.3%	12/31/2024	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets K Retirement Class - 06-6WW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,905	$3,083	78
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,905	2,912	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$3,905	2,912

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2
Mortality & expense charges			(115)
Net investment income (loss)			(113)

Gain (loss) on investments:
Net realized gain (loss)			889
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,585
Net gain (loss)			2,474

Increase (decrease) in net assets from operations			$2,361

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(113)	$61
Net realized gain (loss)		889	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,585	(763)

Increase (decrease) in net assets from operations		2,361	(702)

Contract owner transactions:
Proceeds from units sold		254	13,659
Cost of units redeemed		(11,644)	-
Account charges		(16)	(7)
Increase (decrease)		(11,406)	13,652
Net increase (decrease)		(9,045)	12,950
Net assets, beginning		12,950	-
Net assets, ending		$3,905	$12,950

Units sold		220	12,516
Units redeemed		(9,818)	(6)
Net increase (decrease)		(9,598)	12,510
Units outstanding, beginning		12,510	-
Units outstanding, ending		2,912	12,510

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,913
Cost of units redeemed/account charges			(11,667)
Net investment income (loss)			(52)
Net realized gain (loss)			889
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			822
Net assets			$3,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	3	$4	1.25%	29.6%	12/31/2025	$1.35	0	$0	1.00%	29.9%	12/31/2025	$1.35	0	$0	0.75%	30.2%
12/31/2024	1.04	13	13	1.25%	3.5%	12/31/2024	1.04	0	0	1.00%	3.7%	12/31/2024	1.04	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	30.5%	12/31/2025	$1.36	0	$0	0.25%	30.9%	12/31/2025	$1.37	0	$0	0.00%	31.2%
12/31/2024	1.04	0	0	0.50%	4.0%	12/31/2024	1.04	0	0	0.25%	4.2%	12/31/2024	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Nasdaq Composite Index Fund N Class - 06-73Y (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	1.25%	19.6%	12/31/2025	$1.26	0	$0	1.00%	19.9%	12/31/2025	$1.26	0	$0	0.75%	20.2%
12/31/2024	1.05	0	0	1.25%	4.8%	12/31/2024	1.05	0	0	1.00%	4.8%	12/31/2024	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	20.5%	12/31/2025	$1.27	0	$0	0.25%	20.8%	12/31/2025	$1.27	0	$0	0.00%	21.1%
12/31/2024	1.05	0	0	0.50%	4.9%	12/31/2024	1.05	0	0	0.25%	4.9%	12/31/2024	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Select Health Care Portfolio N Class - 06-74H (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	1.25%	13.0%	12/31/2025	$1.07	0	$0	1.00%	13.3%	12/31/2025	$1.07	0	$0	0.75%	13.5%
12/31/2024	0.94	0	0	1.25%	-5.8%	12/31/2024	0.94	0	0	1.00%	-5.8%	12/31/2024	0.94	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	13.8%	12/31/2025	$1.08	0	$0	0.25%	14.1%	12/31/2025	$1.08	0	$0	0.00%	14.4%
12/31/2024	0.94	0	0	0.50%	-5.7%	12/31/2024	0.94	0	0	0.25%	-5.6%	12/31/2024	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Growth K6 Fund R6 Class - 06-74M (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	1.25%	10.0%	12/31/2025	$1.10	0	$0	1.00%	10.3%	12/31/2025	$1.10	0	$0	0.75%	10.6%
12/31/2024	0.99	0	0	1.25%	-0.6%	12/31/2024	0.99	0	0	1.00%	-0.5%	12/31/2024	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	10.8%	12/31/2025	$1.11	0	$0	0.25%	11.1%	12/31/2025	$1.11	0	$0	0.00%	11.4%
12/31/2024	1.00	0	0	0.50%	-0.4%	12/31/2024	1.00	0	0	0.25%	-0.4%	12/31/2024	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Eqty Div Inc M M Class - 06-7CN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$590,811	$571,448	19,858
Receivables: investments sold	-
Payables: investments purchased	(1,010)
Net assets	$589,801

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,872	202,382	$1.11
Band 100	98,515	88,929	1.11
Band 75	-	-	1.11
Band 50	267,414	240,692	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$589,801	532,003

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,496
Mortality & expense charges			(2,870)
Net investment income (loss)			9,626

Gain (loss) on investments:
Net realized gain (loss)			852
Realized gain distributions			26,596
Net change in unrealized appreciation (depreciation)			19,363
Net gain (loss)			46,811

Increase (decrease) in net assets from operations			$56,437

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,626	$-
Net realized gain (loss)		852	-
Realized gain distributions		26,596	-
Net change in unrealized appreciation (depreciation)		19,363	-

Increase (decrease) in net assets from operations		56,437	-

Contract owner transactions:
Proceeds from units sold		553,818	-
Cost of units redeemed		(20,399)	-
Account charges		(55)	-
Increase (decrease)		533,364	-
Net increase (decrease)		589,801	-
Net assets, beginning		-	-
Net assets, ending		$589,801	$-

Units sold		551,508	-
Units redeemed		(19,505)	-
Net increase (decrease)		532,003	-
Units outstanding, beginning		-	-
Units outstanding, ending		532,003	-

* Date of Fund Inception into Variable Account: 6 /3 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$553,818
Cost of units redeemed/account charges			(20,454)
Net investment income (loss)			9,626
Net realized gain (loss)			852
Realized gain distributions			26,596
Net change in unrealized appreciation (depreciation)			19,363
Net assets			$589,801

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	202	$224	1.25%	10.6%	12/31/2025	$1.11	89	$99	1.00%	10.8%	12/31/2025	$1.11	0	$0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	241	$267	0.50%	11.1%	12/31/2025	$1.11	0	$0	0.25%	11.3%	12/31/2025	$1.11	0	$0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2070 K6 Other Class - 06-77N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,148	$2,131	175
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,149	1,870	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$2,149	1,870

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31
Mortality & expense charges			(5)
Net investment income (loss)			26

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			17
Net gain (loss)			26

Increase (decrease) in net assets from operations			$52

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26	$-
Net realized gain (loss)		-	-
Realized gain distributions		9	-
Net change in unrealized appreciation (depreciation)		17	-

Increase (decrease) in net assets from operations		52	-

Contract owner transactions:
Proceeds from units sold		2,098	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		2,097	-
Net increase (decrease)		2,149	-
Net assets, beginning		-	-
Net assets, ending		$2,149	$-

Units sold		1,870	-
Units redeemed		-	-
Net increase (decrease)		1,870	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,870	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,098
Cost of units redeemed/account charges			(1)
Net investment income (loss)			26
Net realized gain (loss)			-
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			17
Net assets			$2,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	2	$2	1.25%	14.9%	12/31/2025	$1.15	0	$0	1.00%	15.2%	12/31/2025	$1.15	0	$0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	15.7%	12/31/2025	$1.16	0	$0	0.25%	15.9%	12/31/2025	$1.16	0	$0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2070 I Institutional Class - 06-77X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,018	$4,863	414
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$5,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,022	4,377	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$5,022	4,377

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$56
Mortality & expense charges			(17)
Net investment income (loss)			39

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			155
Net gain (loss)			196

Increase (decrease) in net assets from operations			$235

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39	$-
Net realized gain (loss)		17	-
Realized gain distributions		24	-
Net change in unrealized appreciation (depreciation)		155	-

Increase (decrease) in net assets from operations		235	-

Contract owner transactions:
Proceeds from units sold		5,160	-
Cost of units redeemed		(373)	-
Account charges		-	-
Increase (decrease)		4,787	-
Net increase (decrease)		5,022	-
Net assets, beginning		-	-
Net assets, ending		$5,022	$-

Units sold		4,711	-
Units redeemed		(334)	-
Net increase (decrease)		4,377	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,377	-

* Date of Fund Inception into Variable Account: 3 /20 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,160
Cost of units redeemed/account charges			(373)
Net investment income (loss)			39
Net realized gain (loss)			17
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			155
Net assets			$5,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	4	$5	1.25%	14.7%	12/31/2025	$1.15	0	$0	1.00%	15.0%	12/31/2025	$1.15	0	$0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	15.5%	12/31/2025	$1.16	0	$0	0.25%	15.7%	12/31/2025	$1.16	0	$0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2070 K6 Other Class - 06-77P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	1.25%	14.9%	12/31/2025	$1.15	0	$0	1.00%	15.2%	12/31/2025	$1.15	0	$0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	15.7%	12/31/2025	$1.16	0	$0	0.25%	15.9%	12/31/2025	$1.16	0	$0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2070 M M Class - 06-77W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	14.2%	12/31/2025	$1.14	0	$0	1.00%	14.4%	12/31/2025	$1.15	0	$0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	14.9%	12/31/2025	$1.15	0	$0	0.25%	15.2%	12/31/2025	$1.15	0	$0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Glbl Eqty Inc Z Inst Class - 06-76P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	20.0%	12/31/2025	$1.20	0	$0	1.00%	20.3%	12/31/2025	$1.21	0	$0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	20.8%	12/31/2025	$1.21	0	$0	0.25%	21.1%	12/31/2025	$1.21	0	$0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Dividend Grth M Class - 06-7FC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$553,430	$549,465	13,011
Receivables: investments sold	-
Payables: investments purchased	(182)
Net assets	$553,248

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$427,894	392,027	$1.09
Band 100	125,354	114,730	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$553,248	506,757

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,947
Mortality & expense charges			(3,353)
Net investment income (loss)			2,594

Gain (loss) on investments:
Net realized gain (loss)			(5,628)
Realized gain distributions			53,769
Net change in unrealized appreciation (depreciation)			3,965
Net gain (loss)			52,106

Increase (decrease) in net assets from operations			$54,700

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,594	$-
Net realized gain (loss)		(5,628)	-
Realized gain distributions		53,769	-
Net change in unrealized appreciation (depreciation)		3,965	-

Increase (decrease) in net assets from operations		54,700	-

Contract owner transactions:
Proceeds from units sold		729,409	-
Cost of units redeemed		(230,572)	-
Account charges		(289)	-
Increase (decrease)		498,548	-
Net increase (decrease)		553,248	-
Net assets, beginning		-	-
Net assets, ending		$553,248	$-

Units sold		728,941	-
Units redeemed		(222,184)	-
Net increase (decrease)		506,757	-
Units outstanding, beginning		-	-
Units outstanding, ending		506,757	-

* Date of Fund Inception into Variable Account: 8 /5 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$729,409
Cost of units redeemed/account charges			(230,861)
Net investment income (loss)			2,594
Net realized gain (loss)			(5,628)
Realized gain distributions			53,769
Net change in unrealized appreciation (depreciation)			3,965
Net assets			$553,248

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	392	$428	1.25%	9.1%	12/31/2025	$1.09	115	$125	1.00%	9.3%	12/31/2025	$1.09	0	$0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	0.50%	9.5%	12/31/2025	$1.10	0	$0	0.25%	9.6%	12/31/2025	$1.10	0	$0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2070 I Prem Institutional Class - 06-77T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	14.4%	12/31/2025	$1.15	0	$0	1.00%	14.6%	12/31/2025	$1.15	0	$0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	15.1%	12/31/2025	$1.15	0	$0	0.25%	15.4%	12/31/2025	$1.16	0	$0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2070 Inv Investor Class - 06-77R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,056	$8,749	733
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$9,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,057	7,926	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$9,057	7,926

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$143
Mortality & expense charges			(32)
Net investment income (loss)			111

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			307
Net gain (loss)			311

Increase (decrease) in net assets from operations			$422

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111	$-
Net realized gain (loss)		3	-
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		307	-

Increase (decrease) in net assets from operations		422	-

Contract owner transactions:
Proceeds from units sold		8,643	-
Cost of units redeemed		-	-
Account charges		(8)	-
Increase (decrease)		8,635	-
Net increase (decrease)		9,057	-
Net assets, beginning		-	-
Net assets, ending		$9,057	$-

Units sold		7,933	-
Units redeemed		(7)	-
Net increase (decrease)		7,926	-
Units outstanding, beginning		-	-
Units outstanding, ending		7,926	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,643
Cost of units redeemed/account charges			(8)
Net investment income (loss)			111
Net realized gain (loss)			3
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			307
Net assets			$9,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	8	$9	1.25%	14.3%	12/31/2025	$1.15	0	$0	1.00%	14.5%	12/31/2025	$1.15	0	$0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	15.0%	12/31/2025	$1.15	0	$0	0.25%	15.3%	12/31/2025	$1.16	0	$0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2070 Prem A Class - 06-77V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	14.4%	12/31/2025	$1.15	0	$0	1.00%	14.6%	12/31/2025	$1.15	0	$0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	15.1%	12/31/2025	$1.15	0	$0	0.25%	15.4%	12/31/2025	$1.16	0	$0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Growth Strategies K6 Retirement Class - 06-77Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	1.25%	18.5%	12/31/2025	$1.19	0	$0	1.00%	18.8%	12/31/2025	$1.19	0	$0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	19.2%	12/31/2025	$1.19	0	$0	0.25%	19.5%	12/31/2025	$1.20	0	$0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Gwth & Inc Port M N/A Class - 06-77M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$665,679	$620,192	9,722
Receivables: investments sold	-
Payables: investments purchased	(2,436)
Net assets	$663,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$366,857	312,693	$1.17
Band 100	296,386	252,141	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$663,243	564,834

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,424
Mortality & expense charges			(5,299)
Net investment income (loss)			1,125

Gain (loss) on investments:
Net realized gain (loss)			10,049
Realized gain distributions			48,113
Net change in unrealized appreciation (depreciation)			45,487
Net gain (loss)			103,649

Increase (decrease) in net assets from operations			$104,774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,125	$-
Net realized gain (loss)		10,049	-
Realized gain distributions		48,113	-
Net change in unrealized appreciation (depreciation)		45,487	-

Increase (decrease) in net assets from operations		104,774	-

Contract owner transactions:
Proceeds from units sold		674,270	-
Cost of units redeemed		(115,602)	-
Account charges		(199)	-
Increase (decrease)		558,469	-
Net increase (decrease)		663,243	-
Net assets, beginning		-	-
Net assets, ending		$663,243	$-

Units sold		669,875	-
Units redeemed		(105,041)	-
Net increase (decrease)		564,834	-
Units outstanding, beginning		-	-
Units outstanding, ending		564,834	-

* Date of Fund Inception into Variable Account: 2 /21 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$674,270
Cost of units redeemed/account charges			(115,801)
Net investment income (loss)			1,125
Net realized gain (loss)			10,049
Realized gain distributions			48,113
Net change in unrealized appreciation (depreciation)			45,487
Net assets			$663,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	313	$367	1.25%	17.3%	12/31/2025	$1.18	252	$296	1.00%	17.5%	12/31/2025	$1.18	0	$0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	18.0%	12/31/2025	$1.18	0	$0	0.25%	18.2%	12/31/2025	$1.18	0	$0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Overseas M Class - 06-7FT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /12 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	2.6%	12/31/2025	$1.03	0	$0	1.00%	2.6%	12/31/2025	$1.03	0	$0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	2.7%	12/31/2025	$1.03	0	$0	0.25%	2.7%	12/31/2025	$1.03	0	$0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Select Energy Port I Class - 06-7FK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,434	$237,541	3,825
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$235,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,507	239,561	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$235,507	239,561

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,107
Mortality & expense charges			(384)
Net investment income (loss)			723

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,107)
Net gain (loss)			(2,108)

Increase (decrease) in net assets from operations			$(1,385)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$723	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,107)	-

Increase (decrease) in net assets from operations		(1,385)	-

Contract owner transactions:
Proceeds from units sold		236,899	-
Cost of units redeemed		(2)	-
Account charges		(5)	-
Increase (decrease)		236,892	-
Net increase (decrease)		235,507	-
Net assets, beginning		-	-
Net assets, ending		$235,507	$-

Units sold		239,568	-
Units redeemed		(7)	-
Net increase (decrease)		239,561	-
Units outstanding, beginning		-	-
Units outstanding, ending		239,561	-

* Date of Fund Inception into Variable Account: 10 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$236,899
Cost of units redeemed/account charges			(7)
Net investment income (loss)			723
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,107)
Net assets			$235,507

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	240	$236	1.25%	-1.7%	12/31/2025	$0.98	0	$0	1.00%	-1.7%	12/31/2025	$0.98	0	$0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	0	$0	0.50%	-1.6%	12/31/2025	$0.98	0	$0	0.25%	-1.6%	12/31/2025	$0.98	0	$0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Select Energy Port M Class - 06-7FM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,385	$8,609	145
Receivables: investments sold	557
Payables: investments purchased	-
Net assets	$8,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,942	9,102	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$8,942	9,102

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$34
Mortality & expense charges			(40)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			(1,465)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(224)
Net gain (loss)			(1,689)

Increase (decrease) in net assets from operations			$(1,695)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$-
Net realized gain (loss)		(1,465)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(224)	-

Increase (decrease) in net assets from operations		(1,695)	-

Contract owner transactions:
Proceeds from units sold		114,998	-
Cost of units redeemed		(104,361)	-
Account charges		-	-
Increase (decrease)		10,637	-
Net increase (decrease)		8,942	-
Net assets, beginning		-	-
Net assets, ending		$8,942	$-

Units sold		115,691	-
Units redeemed		(106,589)	-
Net increase (decrease)		9,102	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,102	-

* Date of Fund Inception into Variable Account: 10 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$114,998
Cost of units redeemed/account charges			(104,361)
Net investment income (loss)			(6)
Net realized gain (loss)			(1,465)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(224)
Net assets			$8,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	9	$9	1.25%	-1.8%	12/31/2025	$0.98	0	$0	1.00%	-1.7%	12/31/2025	$0.98	0	$0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	0	$0	0.50%	-1.7%	12/31/2025	$0.98	0	$0	0.25%	-1.6%	12/31/2025	$0.98	0	$0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Select Tech Port Z Class - 06-7FN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$349,941	$352,028	8,434
Receivables: investments sold	-
Payables: investments purchased	(487)
Net assets	$349,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$349,454	360,847	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$349,454	360,847

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,941)
Net investment income (loss)			(1,941)

Gain (loss) on investments:
Net realized gain (loss)			(19,154)
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(2,087)
Net gain (loss)			(21,056)

Increase (decrease) in net assets from operations			$(22,997)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,941)	$-
Net realized gain (loss)		(19,154)	-
Realized gain distributions		185	-
Net change in unrealized appreciation (depreciation)		(2,087)	-

Increase (decrease) in net assets from operations		(22,997)	-

Contract owner transactions:
Proceeds from units sold		1,763,896	-
Cost of units redeemed		(1,391,372)	-
Account charges		(73)	-
Increase (decrease)		372,451	-
Net increase (decrease)		349,454	-
Net assets, beginning		-	-
Net assets, ending		$349,454	$-

Units sold		1,808,533	-
Units redeemed		(1,447,686)	-
Net increase (decrease)		360,847	-
Units outstanding, beginning		-	-
Units outstanding, ending		360,847	-

* Date of Fund Inception into Variable Account: 10 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,763,896
Cost of units redeemed/account charges			(1,391,445)
Net investment income (loss)			(1,941)
Net realized gain (loss)			(19,154)
Realized gain distributions			185
Net change in unrealized appreciation (depreciation)			(2,087)
Net assets			$349,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	361	$349	1.25%	-3.2%	12/31/2025	$0.97	0	$0	1.00%	-3.1%	12/31/2025	$0.97	0	$0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	0.50%	-3.1%	12/31/2025	$0.97	0	$0	0.25%	-3.0%	12/31/2025	$0.97	0	$0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Overseas Fund R6 Class - 06-3VF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,346,330	$1,127,618	42,365
Receivables: investments sold	-
Payables: investments purchased	(19,874)
Net assets	$1,326,456

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,326,456	766,879	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$1,326,456	766,879

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$68,364
Mortality & expense charges			(17,059)
Net investment income (loss)			51,305

Gain (loss) on investments:
Net realized gain (loss)			94,968
Realized gain distributions			36,515
Net change in unrealized appreciation (depreciation)			266,919
Net gain (loss)			398,402

Increase (decrease) in net assets from operations			$449,707

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,305	$84,919
Net realized gain (loss)		94,968	75,273
Realized gain distributions		36,515	50,516
Net change in unrealized appreciation (depreciation)		266,919	(70,447)

Increase (decrease) in net assets from operations		449,707	140,261

Contract owner transactions:
Proceeds from units sold		279,486	630,433
Cost of units redeemed		(1,487,930)	(882,529)
Account charges		(1,482)	(1,944)
Increase (decrease)		(1,209,926)	(254,040)
Net increase (decrease)		(760,219)	(113,779)
Net assets, beginning		2,086,675	2,200,454
Net assets, ending		$1,326,456	$2,086,675

Units sold		191,778	505,872
Units redeemed		(1,082,728)	(686,930)
Net increase (decrease)		(890,950)	(181,058)
Units outstanding, beginning		1,657,829	1,838,887
Units outstanding, ending		766,879	1,657,829

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,607,268
Cost of units redeemed/account charges			(4,038,970)
Net investment income (loss)			158,881
Net realized gain (loss)			240,244
Realized gain distributions			140,321
Net change in unrealized appreciation (depreciation)			218,712
Net assets			$1,326,456

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	767	$1,326	1.25%	37.4%	12/31/2025	$1.76	0	$0	1.00%	37.8%	12/31/2025	$1.79	0	$0	0.75%	38.1%
12/31/2024	1.26	1,658	2,087	1.25%	5.2%	12/31/2024	1.28	0	0	1.00%	5.5%	12/31/2024	1.30	0	0	0.75%	5.7%
12/31/2023	1.20	1,839	2,200	1.25%	9.4%	12/31/2023	1.21	0	0	1.00%	9.7%	12/31/2023	1.23	0	0	0.75%	10.0%
12/31/2022	1.09	1,096	1,199	1.25%	-8.9%	12/31/2022	1.10	0	0	1.00%	-8.7%	12/31/2022	1.11	0	0	0.75%	-8.5%
12/31/2021	1.20	27	32	1.25%	4.0%	12/31/2021	1.21	0	0	1.00%	4.3%	12/31/2021	1.22	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	38.5%	12/31/2025	$1.85	0	$0	0.25%	38.8%	12/31/2025	$1.88	0	$0	0.00%	39.1%
12/31/2024	1.32	0	0	0.50%	6.0%	12/31/2024	1.33	0	0	0.25%	6.2%	12/31/2024	1.35	0	0	0.00%	6.5%
12/31/2023	1.24	0	0	0.50%	10.2%	12/31/2023	1.26	0	0	0.25%	10.5%	12/31/2023	1.27	0	0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-8.2%	12/31/2022	1.14	0	0	0.25%	-8.0%	12/31/2022	1.15	0	0	0.00%	-7.8%
12/31/2021	1.23	0	0	0.50%	4.8%	12/31/2021	1.24	0	0	0.25%	5.0%	12/31/2021	1.24	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	5.4%
2023	2.4%
2022	0.9%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Global Fund R6 Class - 06-3VC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,780,414	$4,480,338	59,033
Receivables: investments sold	3,108
Payables: investments purchased	-
Net assets	$4,783,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,783,522	2,464,839	$1.94
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.11
Total	$4,783,522	2,464,839

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$167,072
Mortality & expense charges			(30,993)
Net investment income (loss)			136,079

Gain (loss) on investments:
Net realized gain (loss)			40,187
Realized gain distributions			252,023
Net change in unrealized appreciation (depreciation)			220,484
Net gain (loss)			512,694

Increase (decrease) in net assets from operations			$648,773

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,079	$16,534
Net realized gain (loss)		40,187	9,452
Realized gain distributions		252,023	35,682
Net change in unrealized appreciation (depreciation)		220,484	54,323

Increase (decrease) in net assets from operations		648,773	115,991

Contract owner transactions:
Proceeds from units sold		3,166,685	167,055
Cost of units redeemed		(264,392)	(129,765)
Account charges		(1,171)	(286)
Increase (decrease)		2,901,122	37,004
Net increase (decrease)		3,549,895	152,995
Net assets, beginning		1,233,627	1,080,632
Net assets, ending		$4,783,522	$1,233,627

Units sold		1,785,667	132,113
Units redeemed		(149,338)	(107,283)
Net increase (decrease)		1,636,329	24,830
Units outstanding, beginning		828,510	803,680
Units outstanding, ending		2,464,839	828,510

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,462,510
Cost of units redeemed/account charges			(1,569,486)
Net investment income (loss)			167,811
Net realized gain (loss)			46,989
Realized gain distributions			375,622
Net change in unrealized appreciation (depreciation)			300,076
Net assets			$4,783,522

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	2,465	$4,784	1.25%	30.3%	12/31/2025	$1.97	0	$0	1.00%	30.7%	12/31/2025	$2.01	0	$0	0.75%	31.0%
12/31/2024	1.49	829	1,234	1.25%	10.7%	12/31/2024	1.51	0	0	1.00%	11.0%	12/31/2024	1.53	0	0	0.75%	11.3%
12/31/2023	1.34	804	1,081	1.25%	11.8%	12/31/2023	1.36	0	0	1.00%	12.0%	12/31/2023	1.38	0	0	0.75%	12.3%
12/31/2022	1.20	570	686	1.25%	-7.4%	12/31/2022	1.21	0	0	1.00%	-7.1%	12/31/2022	1.23	0	0	0.75%	-6.9%
12/31/2021	1.30	517	672	1.25%	11.2%	12/31/2021	1.31	0	0	1.00%	11.5%	12/31/2021	1.32	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	31.3%	12/31/2025	$2.08	0	$0	0.25%	31.6%	12/31/2025	$2.11	0	$0	0.00%	32.0%
12/31/2024	1.56	0	0	0.50%	11.6%	12/31/2024	1.58	0	0	0.25%	11.9%	12/31/2024	1.60	0	0	0.00%	12.1%
12/31/2023	1.39	0	0	0.50%	12.6%	12/31/2023	1.41	0	0	0.25%	12.9%	12/31/2023	1.43	0	0	0.00%	13.2%
12/31/2022	1.24	0	0	0.50%	-6.7%	12/31/2022	1.25	0	0	0.25%	-6.4%	12/31/2022	1.26	0	0	0.00%	-6.2%
12/31/2021	1.33	0	0	0.50%	12.0%	12/31/2021	1.34	0	0	0.25%	12.3%	12/31/2021	1.35	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	2.7%
2023	2.3%
2022	0.4%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Gold R6 R- 06-6NG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,685	$5,638	150
Receivables: investments sold	230
Payables: investments purchased	-
Net assets	$8,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,915	3,685	$2.42
Band 100	-	-	2.44
Band 75	-	-	2.45
Band 50	-	-	2.47
Band 25	-	-	2.48
Band 0	-	-	2.50
Total	$8,915	3,685

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$104
Mortality & expense charges			(44)
Net investment income (loss)			60

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,062
Net gain (loss)			3,078

Increase (decrease) in net assets from operations			$3,138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60	$23
Net realized gain (loss)		16	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,062	(15)

Increase (decrease) in net assets from operations		3,138	8

Contract owner transactions:
Proceeds from units sold		5,731	521
Cost of units redeemed		(483)	-
Account charges		-	-
Increase (decrease)		5,248	521
Net increase (decrease)		8,386	529
Net assets, beginning		529	-
Net assets, ending		$8,915	$529

Units sold		3,389	495
Units redeemed		(199)	-
Net increase (decrease)		3,190	495
Units outstanding, beginning		495	-
Units outstanding, ending		3,685	495

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,252
Cost of units redeemed/account charges			(483)
Net investment income (loss)			83
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,047
Net assets			$8,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	4	$9	1.25%	126.2%	12/31/2025	$2.44	0	$0	1.00%	126.8%	12/31/2025	$2.45	0	$0	0.75%	127.4%
12/31/2024	1.07	0	1	1.25%	9.3%	12/31/2024	1.07	0	0	1.00%	9.6%	12/31/2024	1.08	0	0	0.75%	9.9%
12/31/2023	0.98	0	0	1.25%	-2.2%	12/31/2023	0.98	0	0	1.00%	-2.0%	12/31/2023	0.98	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	0	$0	0.50%	127.9%	12/31/2025	$2.48	0	$0	0.25%	128.5%	12/31/2025	$2.50	0	$0	0.00%	129.1%
12/31/2024	1.08	0	0	0.50%	10.1%	12/31/2024	1.09	0	0	0.25%	10.4%	12/31/2024	1.09	0	0	0.00%	10.7%
12/31/2023	0.98	0	0	0.50%	-1.7%	12/31/2023	0.98	0	0	0.25%	-1.6%	12/31/2023	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	9.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Small Cap Opp R6 Retirement- 06-6MW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	12.0%	12/31/2025	$1.36	0	$0	1.00%	12.3%	12/31/2025	$1.37	0	$0	0.75%	12.6%
12/31/2024	1.20	0	0	1.25%	5.2%	12/31/2024	1.21	0	0	1.00%	5.4%	12/31/2024	1.22	0	0	0.75%	5.7%
12/31/2023	1.15	0	0	1.25%	14.5%	12/31/2023	1.15	0	0	1.00%	14.8%	12/31/2023	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	0.50%	12.8%	12/31/2025	$1.39	0	$0	0.25%	13.1%	12/31/2025	$1.40	0	$0	0.00%	13.4%
12/31/2024	1.22	0	0	0.50%	6.0%	12/31/2024	1.23	0	0	0.25%	6.2%	12/31/2024	1.23	0	0	0.00%	6.5%
12/31/2023	1.15	0	0	0.50%	15.2%	12/31/2023	1.15	0	0	0.25%	15.4%	12/31/2023	1.16	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund A Class - 06-312

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$549,467	$452,797	57,880
Receivables: investments sold	-
Payables: investments purchased	(1,338)
Net assets	$548,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$548,129	353,677	$1.55
Band 100	-	-	1.62
Band 75	-	-	1.70
Band 50	-	-	1.78
Band 25	-	-	1.87
Band 0	-	-	1.96
Total	$548,129	353,677

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,593
Mortality & expense charges			(6,133)
Net investment income (loss)			13,460

Gain (loss) on investments:
Net realized gain (loss)			4,833
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,301
Net gain (loss)			101,134

Increase (decrease) in net assets from operations			$114,594

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,460	$4,447
Net realized gain (loss)		4,833	4,344
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		96,301	(25,058)

Increase (decrease) in net assets from operations		114,594	(16,267)

Contract owner transactions:
Proceeds from units sold		52,355	84,541
Cost of units redeemed		(35,979)	(52,518)
Account charges		(987)	(462)
Increase (decrease)		15,389	31,561
Net increase (decrease)		129,983	15,294
Net assets, beginning		418,146	402,852
Net assets, ending		$548,129	$418,146

Units sold		37,632	75,660
Units redeemed		(26,145)	(50,954)
Net increase (decrease)		11,487	24,706
Units outstanding, beginning		342,190	317,484
Units outstanding, ending		353,677	342,190

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,857,569
Cost of units redeemed/account charges			(4,618,105)
Net investment income (loss)			113,428
Net realized gain (loss)			(19,623)
Realized gain distributions			118,190
Net change in unrealized appreciation (depreciation)			96,670
Net assets			$548,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	354	$548	1.25%	26.8%	12/31/2025	$1.62	0	$0	1.00%	27.1%	12/31/2025	$1.70	0	$0	0.75%	27.5%
12/31/2024	1.22	342	418	1.25%	-3.7%	12/31/2024	1.28	0	0	1.00%	-3.5%	12/31/2024	1.33	0	0	0.75%	-3.2%
12/31/2023	1.27	317	403	1.25%	18.5%	12/31/2023	1.32	0	0	1.00%	18.8%	12/31/2023	1.38	0	0	0.75%	19.1%
12/31/2022	1.07	303	324	1.25%	-4.8%	12/31/2022	1.11	0	0	1.00%	-4.5%	12/31/2022	1.16	0	0	0.75%	-4.3%
12/31/2021	1.12	298	335	1.25%	3.8%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	27.8%	12/31/2025	$1.87	0	$0	0.25%	28.1%	12/31/2025	$1.96	0	$0	0.00%	28.4%
12/31/2024	1.39	0	0	0.50%	-3.0%	12/31/2024	1.46	0	0	0.25%	-2.7%	12/31/2024	1.52	0	0	0.00%	-2.5%
12/31/2023	1.44	0	0	0.50%	19.4%	12/31/2023	1.50	0	0	0.25%	19.7%	12/31/2023	1.56	0	0	0.00%	20.0%
12/31/2022	1.20	0	0	0.50%	-4.1%	12/31/2022	1.25	0	0	0.25%	-3.8%	12/31/2022	1.30	0	0	0.00%	-3.6%
12/31/2021	1.26	0	0	0.50%	4.5%	12/31/2021	1.30	0	0	0.25%	4.8%	12/31/2021	1.35	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	2.3%
2023	2.6%
2022	1.2%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund R Class - 06-925

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,629	$146,420	6,515
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$180,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,617	67,772	$2.67
Band 100	-	-	2.82
Band 75	-	-	2.98
Band 50	-	-	3.15
Band 25	-	-	3.33
Band 0	-	-	3.52
Total	$180,617	67,772

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$659
Mortality & expense charges			(2,064)
Net investment income (loss)			(1,405)

Gain (loss) on investments:
Net realized gain (loss)			1,216
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			10,695
Net gain (loss)			33,989

Increase (decrease) in net assets from operations			$32,584

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,405)	$(459)
Net realized gain (loss)		1,216	3,339
Realized gain distributions		22,078	2,787
Net change in unrealized appreciation (depreciation)		10,695	627

Increase (decrease) in net assets from operations		32,584	6,294

Contract owner transactions:
Proceeds from units sold		1	139
Cost of units redeemed		(2,617)	(16,016)
Account charges		(26)	(28)
Increase (decrease)		(2,642)	(15,905)
Net increase (decrease)		29,942	(9,611)
Net assets, beginning		150,675	160,286
Net assets, ending		$180,617	$150,675

Units sold		-	62
Units redeemed		(1,048)	(7,271)
Net increase (decrease)		(1,048)	(7,209)
Units outstanding, beginning		68,820	76,029
Units outstanding, ending		67,772	68,820

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,905,051
Cost of units redeemed/account charges			(17,009,550)
Net investment income (loss)			159,510
Net realized gain (loss)			(491,397)
Realized gain distributions			1,582,794
Net change in unrealized appreciation (depreciation)			34,209
Net assets			$180,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	68	$181	1.25%	21.7%	12/31/2025	$2.82	0	$0	1.00%	22.0%	12/31/2025	$2.98	0	$0	0.75%	22.3%
12/31/2024	2.19	69	151	1.25%	3.9%	12/31/2024	2.31	0	0	1.00%	4.1%	12/31/2024	2.43	0	0	0.75%	4.4%
12/31/2023	2.11	76	160	1.25%	19.2%	12/31/2023	2.22	0	0	1.00%	19.5%	12/31/2023	2.33	0	0	0.75%	19.8%
12/31/2022	1.77	77	136	1.25%	-13.0%	12/31/2022	1.86	0	0	1.00%	-12.8%	12/31/2022	1.95	0	0	0.75%	-12.6%
12/31/2021	2.03	95	193	1.25%	3.5%	12/31/2021	2.13	4	8	1.00%	3.8%	12/31/2021	2.23	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.15	0	$0	0.50%	22.6%	12/31/2025	$3.33	0	$0	0.25%	22.9%	12/31/2025	$3.52	0	$0	0.00%	23.3%
12/31/2024	2.57	0	0	0.50%	4.6%	12/31/2024	2.71	0	0	0.25%	4.9%	12/31/2024	2.86	0	0	0.00%	5.2%
12/31/2023	2.45	0	0	0.50%	20.1%	12/31/2023	2.58	0	0	0.25%	20.4%	12/31/2023	2.72	0	0	0.00%	20.7%
12/31/2022	2.04	0	0	0.50%	-12.3%	12/31/2022	2.14	0	0	0.25%	-12.1%	12/31/2022	2.25	0	0	0.00%	-11.9%
12/31/2021	2.33	0	0	0.50%	4.3%	12/31/2021	2.44	0	0	0.25%	4.6%	12/31/2021	2.56	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.0%
2023	1.1%
2022	0.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R Class - 06-920

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,044	$133,270	16,920
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$156,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,305	52,283	$2.63
Band 100	18,875	6,798	2.78
Band 75	-	-	2.94
Band 50	-	-	3.10
Band 25	-	-	3.28
Band 0	-	-	3.47
Total	$156,180	59,081

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,330
Mortality & expense charges			(1,837)
Net investment income (loss)			3,493

Gain (loss) on investments:
Net realized gain (loss)			6,233
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,063
Net gain (loss)			29,296

Increase (decrease) in net assets from operations			$32,789

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,493	$582
Net realized gain (loss)		6,233	4,741
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,063	(8,409)

Increase (decrease) in net assets from operations		32,789	(3,086)

Contract owner transactions:
Proceeds from units sold		51,127	19,640
Cost of units redeemed		(38,896)	(59,995)
Account charges		(53)	(76)
Increase (decrease)		12,178	(40,431)
Net increase (decrease)		44,967	(43,517)
Net assets, beginning		111,213	154,730
Net assets, ending		$156,180	$111,213

Units sold		21,714	8,878
Units redeemed		(15,861)	(26,770)
Net increase (decrease)		5,853	(17,892)
Units outstanding, beginning		53,228	71,120
Units outstanding, ending		59,081	53,228

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,838,999
Cost of units redeemed/account charges			(6,048,211)
Net investment income (loss)			107,781
Net realized gain (loss)			(349,942)
Realized gain distributions			584,779
Net change in unrealized appreciation (depreciation)			22,774
Net assets			$156,180

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	52	$137	1.25%	26.6%	12/31/2025	$2.78	7	$19	1.00%	26.9%	12/31/2025	$2.94	0	$0	0.75%	27.2%
12/31/2024	2.07	46	96	1.25%	-4.0%	12/31/2024	2.19	7	15	1.00%	-3.8%	12/31/2024	2.31	0	0	0.75%	-3.5%
12/31/2023	2.16	62	134	1.25%	18.2%	12/31/2023	2.27	9	21	1.00%	18.5%	12/31/2023	2.39	0	0	0.75%	18.8%
12/31/2022	1.83	85	155	1.25%	-5.1%	12/31/2022	1.92	9	17	1.00%	-4.8%	12/31/2022	2.01	0	0	0.75%	-4.6%
12/31/2021	1.93	100	192	1.25%	3.7%	12/31/2021	2.02	10	20	1.00%	3.9%	12/31/2021	2.11	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.10	0	$0	0.50%	27.5%	12/31/2025	$3.28	0	$0	0.25%	27.8%	12/31/2025	$3.47	0	$0	0.00%	28.2%
12/31/2024	2.43	0	0	0.50%	-3.3%	12/31/2024	2.57	0	0	0.25%	-3.0%	12/31/2024	2.71	0	0	0.00%	-2.8%
12/31/2023	2.52	0	0	0.50%	19.1%	12/31/2023	2.65	0	0	0.25%	19.4%	12/31/2023	2.79	0	0	0.00%	19.7%
12/31/2022	2.11	0	0	0.50%	-4.4%	12/31/2022	2.22	0	0	0.25%	-4.1%	12/31/2022	2.33	0	0	0.00%	-3.9%
12/31/2021	2.21	0	0	0.50%	4.4%	12/31/2021	2.31	0	0	0.25%	4.7%	12/31/2021	2.42	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	1.7%
2023	2.1%
2022	0.9%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund A Class - 06-819

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$5.09
Band 100	-	-	5.28
Band 75	-	-	5.47
Band 50	-	-	5.67
Band 25	-	-	5.88
Band 0	-	-	6.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	1

Increase (decrease) in net assets from operations		(1)	1

Contract owner transactions:
Proceeds from units sold		1	30
Cost of units redeemed		(2)	(30)
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		(2)	1
Net assets, beginning		2	1
Net assets, ending		$-	$2

Units sold		-	7
Units redeemed		-	(7)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,193,153
Cost of units redeemed/account charges			(31,156,121)
Net investment income (loss)			(214,895)
Net realized gain (loss)			1,624,967
Realized gain distributions			552,896
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.09	0	$0	1.25%	13.8%	12/31/2025	$5.28	0	$0	1.00%	14.1%	12/31/2025	$5.47	0	$0	0.75%	14.4%
12/31/2024	4.47	0	0	1.25%	16.4%	12/31/2024	4.62	0	0	1.00%	16.7%	12/31/2024	4.78	0	0	0.75%	17.0%
12/31/2023	3.84	0	0	1.25%	26.1%	12/31/2023	3.96	0	0	1.00%	26.4%	12/31/2023	4.09	0	0	0.75%	26.7%
12/31/2022	3.05	0	0	1.25%	-26.0%	12/31/2022	3.14	0	0	1.00%	-25.8%	12/31/2022	3.23	0	0	0.75%	-25.6%
12/31/2021	4.12	0	0	1.25%	20.3%	12/31/2021	4.23	0	0	1.00%	20.6%	12/31/2021	4.34	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.67	0	$0	0.50%	14.7%	12/31/2025	$5.88	0	$0	0.25%	15.0%	12/31/2025	$6.10	0	$0	0.00%	15.3%
12/31/2024	4.95	0	0	0.50%	17.3%	12/31/2024	5.12	0	0	0.25%	17.6%	12/31/2024	5.29	0	0	0.00%	17.8%
12/31/2023	4.22	0	0	0.50%	27.0%	12/31/2023	4.35	0	0	0.25%	27.3%	12/31/2023	4.49	0	0	0.00%	27.7%
12/31/2022	3.32	0	0	0.50%	-25.5%	12/31/2022	3.42	0	0	0.25%	-25.3%	12/31/2022	3.52	0	0	0.00%	-25.1%
12/31/2021	4.46	0	0	0.50%	21.2%	12/31/2021	4.58	0	0	0.25%	21.5%	12/31/2021	4.70	32	150	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund R Class - 06-818

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,920	$174,264	1,425
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$187,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,961	38,288	$4.91
Band 100	-	-	5.09
Band 75	-	-	5.28
Band 50	-	-	5.47
Band 25	-	-	5.68
Band 0	-	-	5.89
Total	$187,961	38,288

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,143)
Net investment income (loss)			(2,143)

Gain (loss) on investments:
Net realized gain (loss)			1,891
Realized gain distributions			24,007
Net change in unrealized appreciation (depreciation)			(1,713)
Net gain (loss)			24,185

Increase (decrease) in net assets from operations			$22,042

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,143)	$(1,852)
Net realized gain (loss)		1,891	530
Realized gain distributions		24,007	12,507
Net change in unrealized appreciation (depreciation)		(1,713)	9,313

Increase (decrease) in net assets from operations		22,042	20,498

Contract owner transactions:
Proceeds from units sold		15,992	18,625
Cost of units redeemed		(11,526)	(2,066)
Account charges		(37)	(19)
Increase (decrease)		4,429	16,540
Net increase (decrease)		26,471	37,038
Net assets, beginning		161,490	124,452
Net assets, ending		$187,961	$161,490

Units sold		3,526	4,437
Units redeemed		(2,587)	(501)
Net increase (decrease)		939	3,936
Units outstanding, beginning		37,349	33,413
Units outstanding, ending		38,288	37,349

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,908,091
Cost of units redeemed/account charges			(3,353,420)
Net investment income (loss)			(51,950)
Net realized gain (loss)			482,615
Realized gain distributions			188,969
Net change in unrealized appreciation (depreciation)			13,656
Net assets			$187,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.91	38	$188	1.25%	13.5%	12/31/2025	$5.09	0	$0	1.00%	13.8%	12/31/2025	$5.28	0	$0	0.75%	14.1%
12/31/2024	4.32	37	161	1.25%	16.1%	12/31/2024	4.47	0	0	1.00%	16.4%	12/31/2024	4.63	0	0	0.75%	16.7%
12/31/2023	3.72	33	124	1.25%	25.8%	12/31/2023	3.84	0	0	1.00%	26.1%	12/31/2023	3.97	0	0	0.75%	26.4%
12/31/2022	2.96	8	23	1.25%	-26.2%	12/31/2022	3.05	0	0	1.00%	-26.0%	12/31/2022	3.14	0	0	0.75%	-25.8%
12/31/2021	4.01	105	421	1.25%	20.0%	12/31/2021	4.12	0	0	1.00%	20.3%	12/31/2021	4.23	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.47	0	$0	0.50%	14.4%	12/31/2025	$5.68	0	$0	0.25%	14.7%	12/31/2025	$5.89	0	$0	0.00%	15.0%
12/31/2024	4.79	0	0	0.50%	17.0%	12/31/2024	4.95	0	0	0.25%	17.3%	12/31/2024	5.12	0	0	0.00%	17.6%
12/31/2023	4.09	0	0	0.50%	26.7%	12/31/2023	4.22	0	0	0.25%	27.0%	12/31/2023	4.36	0	0	0.00%	27.4%
12/31/2022	3.23	0	0	0.50%	-25.6%	12/31/2022	3.32	0	0	0.25%	-25.4%	12/31/2022	3.42	0	0	0.00%	-25.3%
12/31/2021	4.34	0	0	0.50%	20.9%	12/31/2021	4.46	0	0	0.25%	21.2%	12/31/2021	4.58	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R Class - 06-724

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,313	$413,010	181,159
Receivables: investments sold	905
Payables: investments purchased	-
Net assets	$440,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,730	140,483	$1.94
Band 100	167,488	83,486	2.01
Band 75	-	-	2.07
Band 50	-	-	2.14
Band 25	-	-	2.21
Band 0	-	-	2.29
Total	$440,218	223,969

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,615
Mortality & expense charges			(4,959)
Net investment income (loss)			17,656

Gain (loss) on investments:
Net realized gain (loss)			1,866
Realized gain distributions			1,361
Net change in unrealized appreciation (depreciation)			21,825
Net gain (loss)			25,052

Increase (decrease) in net assets from operations			$42,708

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,656	$20,551
Net realized gain (loss)		1,866	5,579
Realized gain distributions		1,361	-
Net change in unrealized appreciation (depreciation)		21,825	4,396

Increase (decrease) in net assets from operations		42,708	30,526

Contract owner transactions:
Proceeds from units sold		34,009	121,206
Cost of units redeemed		(61,934)	(197,332)
Account charges		(4)	(17)
Increase (decrease)		(27,929)	(76,143)
Net increase (decrease)		14,779	(45,617)
Net assets, beginning		425,439	471,056
Net assets, ending		$440,218	$425,439

Units sold		18,242	71,098
Units redeemed		(33,053)	(111,186)
Net increase (decrease)		(14,811)	(40,088)
Units outstanding, beginning		238,780	278,868
Units outstanding, ending		223,969	238,780

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,555,543
Cost of units redeemed/account charges			(2,418,530)
Net investment income (loss)			246,784
Net realized gain (loss)			19,446
Realized gain distributions			10,672
Net change in unrealized appreciation (depreciation)			26,303
Net assets			$440,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	140	$273	1.25%	10.3%	12/31/2025	$2.01	83	$167	1.00%	10.6%	12/31/2025	$2.07	0	$0	0.75%	10.9%
12/31/2024	1.76	142	249	1.25%	5.6%	12/31/2024	1.81	97	176	1.00%	5.8%	12/31/2024	1.87	0	0	0.75%	6.1%
12/31/2023	1.67	146	244	1.25%	6.6%	12/31/2023	1.71	133	228	1.00%	6.9%	12/31/2023	1.76	0	0	0.75%	7.1%
12/31/2022	1.56	106	165	1.25%	-6.7%	12/31/2022	1.60	110	176	1.00%	-6.5%	12/31/2022	1.64	0	0	0.75%	-6.2%
12/31/2021	1.68	163	273	1.25%	15.7%	12/31/2021	1.71	108	184	1.00%	16.0%	12/31/2021	1.75	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	0	$0	0.50%	11.2%	12/31/2025	$2.21	0	$0	0.25%	11.4%	12/31/2025	$2.29	0	$0	0.00%	11.7%
12/31/2024	1.93	0	0	0.50%	6.4%	12/31/2024	1.99	0	0	0.25%	6.6%	12/31/2024	2.05	0	0	0.00%	6.9%
12/31/2023	1.81	0	0	0.50%	7.4%	12/31/2023	1.86	0	0	0.25%	7.7%	12/31/2023	1.92	0	0	0.00%	7.9%
12/31/2022	1.69	0	0	0.50%	-6.0%	12/31/2022	1.73	0	0	0.25%	-5.8%	12/31/2022	1.77	0	0	0.00%	-5.5%
12/31/2021	1.79	0	0	0.50%	16.6%	12/31/2021	1.84	0	0	0.25%	16.9%	12/31/2021	1.88	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	5.8%
2023	4.8%
2022	4.9%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund Advisor Class - 06-719

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$269	$242	108
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$269	130	$2.07
Band 100	-	-	2.14
Band 75	-	-	2.21
Band 50	-	-	2.28
Band 25	-	-	2.36
Band 0	-	-	2.44
Total	$269	130

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14
Mortality & expense charges			(4)
Net investment income (loss)			10

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13
Net gain (loss)			13

Increase (decrease) in net assets from operations			$23

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10	$13
Net realized gain (loss)		-	53
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13	(63)

Increase (decrease) in net assets from operations		23	3

Contract owner transactions:
Proceeds from units sold		4	33
Cost of units redeemed		(1)	(766)
Account charges		(1)	(1)
Increase (decrease)		2	(734)
Net increase (decrease)		25	(731)
Net assets, beginning		244	975
Net assets, ending		$269	$244

Units sold		-	18
Units redeemed		(1)	(440)
Net increase (decrease)		(1)	(422)
Units outstanding, beginning		131	553
Units outstanding, ending		130	131

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,280,875
Cost of units redeemed/account charges			(5,650,755)
Net investment income (loss)			328,243
Net realized gain (loss)			25,430
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			27
Net assets			$269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	0	$0	1.25%	10.6%	12/31/2025	$2.14	0	$0	1.00%	10.9%	12/31/2025	$2.21	0	$0	0.75%	11.2%
12/31/2024	1.87	0	0	1.25%	6.0%	12/31/2024	1.93	0	0	1.00%	6.2%	12/31/2024	1.99	0	0	0.75%	6.5%
12/31/2023	1.76	1	1	1.25%	7.5%	12/31/2023	1.81	0	0	1.00%	7.7%	12/31/2023	1.87	0	0	0.75%	8.0%
12/31/2022	1.64	22	36	1.25%	-6.1%	12/31/2022	1.68	0	0	1.00%	-5.9%	12/31/2022	1.73	0	0	0.75%	-5.7%
12/31/2021	1.75	463	810	1.25%	16.0%	12/31/2021	1.79	0	0	1.00%	16.3%	12/31/2021	1.83	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	0	$0	0.50%	11.5%	12/31/2025	$2.36	0	$0	0.25%	11.7%	12/31/2025	$2.44	0	$0	0.00%	12.0%
12/31/2024	2.05	0	0	0.50%	6.8%	12/31/2024	2.11	0	0	0.25%	7.0%	12/31/2024	2.18	0	0	0.00%	7.3%
12/31/2023	1.92	0	0	0.50%	8.3%	12/31/2023	1.97	0	0	0.25%	8.6%	12/31/2023	2.03	0	0	0.00%	8.8%
12/31/2022	1.77	0	0	0.50%	-5.4%	12/31/2022	1.82	0	0	0.25%	-5.2%	12/31/2022	1.86	0	0	0.00%	-4.9%
12/31/2021	1.87	0	0	0.50%	16.9%	12/31/2021	1.92	0	0	0.25%	17.2%	12/31/2021	1.96	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.5%
2024	2.8%
2023	166.7%
2022	2.6%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R Class - 06-726

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.52
Band 100	-	-	2.61
Band 75	-	-	2.69
Band 50	-	-	2.78
Band 25	-	-	2.88
Band 0	-	-	2.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	1

Contract owner transactions:
Proceeds from units sold		-	615
Cost of units redeemed		-	(616)
Account charges		-	-
Increase (decrease)		-	(1)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	306
Units redeemed		-	(306)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$808,069
Cost of units redeemed/account charges			(858,359)
Net investment income (loss)			10,911
Net realized gain (loss)			(47,668)
Realized gain distributions			87,047
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	0	$0	1.25%	21.5%	12/31/2025	$2.61	0	$0	1.00%	21.9%	12/31/2025	$2.69	0	$0	0.75%	22.2%
12/31/2024	2.07	0	0	1.25%	3.0%	12/31/2024	2.14	0	0	1.00%	3.3%	12/31/2024	2.20	0	0	0.75%	3.5%
12/31/2023	2.01	0	0	1.25%	18.5%	12/31/2023	2.07	0	0	1.00%	18.8%	12/31/2023	2.13	0	0	0.75%	19.1%
12/31/2022	1.70	0	0	1.25%	-6.4%	12/31/2022	1.74	0	0	1.00%	-6.2%	12/31/2022	1.79	0	0	0.75%	-5.9%
12/31/2021	1.82	0	0	1.25%	17.6%	12/31/2021	1.86	0	0	1.00%	17.9%	12/31/2021	1.90	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.78	0	$0	0.50%	22.5%	12/31/2025	$2.88	0	$0	0.25%	22.8%	12/31/2025	$2.97	0	$0	0.00%	23.1%
12/31/2024	2.27	0	0	0.50%	3.8%	12/31/2024	2.34	0	0	0.25%	4.1%	12/31/2024	2.41	0	0	0.00%	4.3%
12/31/2023	2.19	0	0	0.50%	19.4%	12/31/2023	2.25	0	0	0.25%	19.7%	12/31/2023	2.31	0	0	0.00%	20.0%
12/31/2022	1.83	0	0	0.50%	-5.7%	12/31/2022	1.88	0	0	0.25%	-5.5%	12/31/2022	1.93	0	0	0.00%	-5.2%
12/31/2021	1.94	0	0	0.50%	18.5%	12/31/2021	1.99	0	0	0.25%	18.8%	12/31/2021	2.03	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund Z Class - 06-723

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,274	$147,629	4,712
Receivables: investments sold	-
Payables: investments purchased	(57)
Net assets	$151,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,217	56,167	$2.69
Band 100	-	-	2.78
Band 75	-	-	2.87
Band 50	-	-	2.97
Band 25	-	-	3.07
Band 0	-	-	3.17
Total	$151,217	56,167

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,687
Mortality & expense charges			(1,775)
Net investment income (loss)			912

Gain (loss) on investments:
Net realized gain (loss)			476
Realized gain distributions			11,799
Net change in unrealized appreciation (depreciation)			15,345
Net gain (loss)			27,620

Increase (decrease) in net assets from operations			$28,532

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$912	$916
Net realized gain (loss)		476	(451)
Realized gain distributions		11,799	11,314
Net change in unrealized appreciation (depreciation)		15,345	(6,468)

Increase (decrease) in net assets from operations		28,532	5,311

Contract owner transactions:
Proceeds from units sold		17,896	23,470
Cost of units redeemed		(31,589)	(73,394)
Account charges		(1,209)	(1,270)
Increase (decrease)		(14,902)	(51,194)
Net increase (decrease)		13,630	(45,883)
Net assets, beginning		137,587	183,470
Net assets, ending		$151,217	$137,587

Units sold		9,710	10,554
Units redeemed		(15,961)	(34,305)
Net increase (decrease)		(6,251)	(23,751)
Units outstanding, beginning		62,418	86,169
Units outstanding, ending		56,167	62,418

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,714,123
Cost of units redeemed/account charges			(24,230,846)
Net investment income (loss)			205,241
Net realized gain (loss)			(872,584)
Realized gain distributions			1,331,638
Net change in unrealized appreciation (depreciation)			3,645
Net assets			$151,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	56	$151	1.25%	22.1%	12/31/2025	$2.78	0	$0	1.00%	22.4%	12/31/2025	$2.87	0	$0	0.75%	22.7%
12/31/2024	2.20	62	138	1.25%	3.5%	12/31/2024	2.27	0	0	1.00%	3.8%	12/31/2024	2.34	0	0	0.75%	4.1%
12/31/2023	2.13	86	183	1.25%	19.1%	12/31/2023	2.19	0	0	1.00%	19.4%	12/31/2023	2.25	0	0	0.75%	19.7%
12/31/2022	1.79	91	162	1.25%	-5.9%	12/31/2022	1.83	0	0	1.00%	-5.7%	12/31/2022	1.88	0	0	0.75%	-5.4%
12/31/2021	1.90	91	174	1.25%	18.2%	12/31/2021	1.94	0	0	1.00%	18.5%	12/31/2021	1.99	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.97	0	$0	0.50%	23.1%	12/31/2025	$3.07	0	$0	0.25%	23.4%	12/31/2025	$3.17	0	$0	0.00%	23.7%
12/31/2024	2.41	0	0	0.50%	4.3%	12/31/2024	2.49	0	0	0.25%	4.6%	12/31/2024	2.57	0	0	0.00%	4.8%
12/31/2023	2.31	0	0	0.50%	20.0%	12/31/2023	2.38	0	0	0.25%	20.3%	12/31/2023	2.45	0	0	0.00%	20.6%
12/31/2022	1.93	0	0	0.50%	-5.2%	12/31/2022	1.98	0	0	0.25%	-5.0%	12/31/2022	2.03	0	0	0.00%	-4.7%
12/31/2021	2.03	0	0	0.50%	19.1%	12/31/2021	2.08	0	0	0.25%	19.4%	12/31/2021	2.13	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.8%
2023	1.6%
2022	2.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund A Class - 06-886

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,362	$219,846	26,871
Receivables: investments sold	-
Payables: investments purchased	(229)
Net assets	$192,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,133	205,087	$0.94
Band 100	-	-	0.97
Band 75	-	-	1.01
Band 50	-	-	1.05
Band 25	-	-	1.09
Band 0	-	-	1.13
Total	$192,133	205,087

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,129
Mortality & expense charges			(2,685)
Net investment income (loss)			9,444

Gain (loss) on investments:
Net realized gain (loss)			(53,014)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			77,934
Net gain (loss)			24,920

Increase (decrease) in net assets from operations			$34,364

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,444	$12,789
Net realized gain (loss)		(53,014)	(16,267)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		77,934	(43,217)

Increase (decrease) in net assets from operations		34,364	(46,695)

Contract owner transactions:
Proceeds from units sold		23,101	153,693
Cost of units redeemed		(210,357)	(64,741)
Account charges		(215)	(601)
Increase (decrease)		(187,471)	88,351
Net increase (decrease)		(153,107)	41,656
Net assets, beginning		345,240	303,584
Net assets, ending		$192,133	$345,240

Units sold		25,976	174,590
Units redeemed		(245,724)	(74,581)
Net increase (decrease)		(219,748)	100,009
Units outstanding, beginning		424,835	324,826
Units outstanding, ending		205,087	424,835

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$49,965,428
Cost of units redeemed/account charges			(49,667,227)
Net investment income (loss)			2,548,193
Net realized gain (loss)			(2,701,802)
Realized gain distributions			75,025
Net change in unrealized appreciation (depreciation)			(27,484)
Net assets			$192,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.94	205	$192	1.25%	15.3%	12/31/2025	$0.97	0	$0	1.00%	15.6%	12/31/2025	$1.01	0	$0	0.75%	15.9%
12/31/2024	0.81	425	345	1.25%	-13.0%	12/31/2024	0.84	0	0	1.00%	-12.8%	12/31/2024	0.87	0	0	0.75%	-12.6%
12/31/2023	0.93	325	304	1.25%	1.2%	12/31/2023	0.97	0	0	1.00%	1.4%	12/31/2023	1.00	0	0	0.75%	1.7%
12/31/2022	0.92	317	293	1.25%	-7.3%	12/31/2022	0.95	0	0	1.00%	-7.1%	12/31/2022	0.98	0	0	0.75%	-6.9%
12/31/2021	1.00	828	826	1.25%	-6.2%	12/31/2021	1.03	0	0	1.00%	-6.0%	12/31/2021	1.05	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	16.1%	12/31/2025	$1.09	0	$0	0.25%	16.4%	12/31/2025	$1.13	0	$0	0.00%	16.7%
12/31/2024	0.90	0	0	0.50%	-12.4%	12/31/2024	0.94	0	0	0.25%	-12.2%	12/31/2024	0.97	0	0	0.00%	-11.9%
12/31/2023	1.03	0	0	0.50%	1.9%	12/31/2023	1.07	0	0	0.25%	2.2%	12/31/2023	1.10	0	0	0.00%	2.4%
12/31/2022	1.01	0	0	0.50%	-6.6%	12/31/2022	1.04	0	0	0.25%	-6.4%	12/31/2022	1.08	0	0	0.00%	-6.2%
12/31/2021	1.08	0	0	0.50%	-5.5%	12/31/2021	1.11	0	0	0.25%	-5.3%	12/31/2021	1.15	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	5.2%
2023	4.0%
2022	3.3%
2021	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R Class - 06-887

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,785	$13,490	1,806
Receivables: investments sold	129
Payables: investments purchased	-
Net assets	$12,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,914	14,316	$0.90
Band 100	-	-	0.94
Band 75	-	-	0.97
Band 50	-	-	1.01
Band 25	-	-	1.05
Band 0	-	-	1.09
Total	$12,914	14,316

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,096
Mortality & expense charges			(250)
Net investment income (loss)			846

Gain (loss) on investments:
Net realized gain (loss)			(1,088)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,156
Net gain (loss)			2,068

Increase (decrease) in net assets from operations			$2,914

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$846	$1,328
Net realized gain (loss)		(1,088)	(6,201)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,156	1,028

Increase (decrease) in net assets from operations		2,914	(3,845)

Contract owner transactions:
Proceeds from units sold		2,911	7,536
Cost of units redeemed		(11,876)	(37,300)
Account charges		(8)	(4)
Increase (decrease)		(8,973)	(29,768)
Net increase (decrease)		(6,059)	(33,613)
Net assets, beginning		18,973	52,586
Net assets, ending		$12,914	$18,973

Units sold		3,355	9,195
Units redeemed		(13,226)	(43,151)
Net increase (decrease)		(9,871)	(33,956)
Units outstanding, beginning		24,187	58,143
Units outstanding, ending		14,316	24,187

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,845,068
Cost of units redeemed/account charges			(5,864,189)
Net investment income (loss)			177,941
Net realized gain (loss)			(153,935)
Realized gain distributions			8,734
Net change in unrealized appreciation (depreciation)			(705)
Net assets			$12,914

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.90	14	$13	1.25%	15.0%	12/31/2025	$0.94	0	$0	1.00%	15.3%	12/31/2025	$0.97	0	$0	0.75%	15.6%
12/31/2024	0.78	24	19	1.25%	-13.3%	12/31/2024	0.81	0	0	1.00%	-13.0%	12/31/2024	0.84	0	0	0.75%	-12.8%
12/31/2023	0.90	58	53	1.25%	0.9%	12/31/2023	0.93	0	0	1.00%	1.2%	12/31/2023	0.97	0	0	0.75%	1.4%
12/31/2022	0.90	88	79	1.25%	-7.6%	12/31/2022	0.92	0	0	1.00%	-7.3%	12/31/2022	0.95	0	0	0.75%	-7.1%
12/31/2021	0.97	139	135	1.25%	-6.5%	12/31/2021	1.00	0	0	1.00%	-6.2%	12/31/2021	1.03	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	15.9%	12/31/2025	$1.05	0	$0	0.25%	16.1%	12/31/2025	$1.09	0	$0	0.00%	16.4%
12/31/2024	0.87	0	0	0.50%	-12.6%	12/31/2024	0.90	0	0	0.25%	-12.4%	12/31/2024	0.94	0	0	0.00%	-12.2%
12/31/2023	1.00	0	0	0.50%	1.7%	12/31/2023	1.03	0	0	0.25%	1.9%	12/31/2023	1.07	0	0	0.00%	2.2%
12/31/2022	0.98	0	0	0.50%	-6.9%	12/31/2022	1.01	0	0	0.25%	-6.6%	12/31/2022	1.04	0	0	0.00%	-6.4%
12/31/2021	1.05	0	0	0.50%	-5.8%	12/31/2021	1.08	0	0	0.25%	-5.5%	12/31/2021	1.11	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.9%
2024	5.1%
2023	3.1%
2022	7.1%
2021	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund A Class - 06-247

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,564	$28,916	513
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$28,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,575	8,940	$3.20
Band 100	-	-	3.35
Band 75	-	-	3.52
Band 50	-	-	3.69
Band 25	-	-	3.87
Band 0	-	-	4.06
Total	$28,575	8,940

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$276
Mortality & expense charges			(343)
Net investment income (loss)			(67)

Gain (loss) on investments:
Net realized gain (loss)			(291)
Realized gain distributions			1,833
Net change in unrealized appreciation (depreciation)			(81)
Net gain (loss)			1,461

Increase (decrease) in net assets from operations			$1,394

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67)	$(539)
Net realized gain (loss)		(291)	4,025
Realized gain distributions		1,833	1,894
Net change in unrealized appreciation (depreciation)		(81)	3,349

Increase (decrease) in net assets from operations		1,394	8,729

Contract owner transactions:
Proceeds from units sold		2,596	3,587
Cost of units redeemed		(9,349)	(44,305)
Account charges		-	(150)
Increase (decrease)		(6,753)	(40,868)
Net increase (decrease)		(5,359)	(32,139)
Net assets, beginning		33,934	66,073
Net assets, ending		$28,575	$33,934

Units sold		869	1,254
Units redeemed		(3,180)	(14,083)
Net increase (decrease)		(2,311)	(12,829)
Units outstanding, beginning		11,251	24,080
Units outstanding, ending		8,940	11,251

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,725,342
Cost of units redeemed/account charges			(3,167,719)
Net investment income (loss)			(51,002)
Net realized gain (loss)			64,447
Realized gain distributions			457,859
Net change in unrealized appreciation (depreciation)			(352)
Net assets			$28,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.20	9	$29	1.25%	6.0%	12/31/2025	$3.35	0	$0	1.00%	6.2%	12/31/2025	$3.52	0	$0	0.75%	6.5%
12/31/2024	3.02	11	34	1.25%	9.9%	12/31/2024	3.16	0	0	1.00%	10.2%	12/31/2024	3.30	0	0	0.75%	10.5%
12/31/2023	2.74	24	66	1.25%	11.5%	12/31/2023	2.86	0	0	1.00%	11.8%	12/31/2023	2.99	0	0	0.75%	12.1%
12/31/2022	2.46	22	53	1.25%	-11.3%	12/31/2022	2.56	0	0	1.00%	-11.1%	12/31/2022	2.67	0	0	0.75%	-10.9%
12/31/2021	2.78	22	61	1.25%	23.9%	12/31/2021	2.88	0	0	1.00%	24.2%	12/31/2021	2.99	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.69	0	$0	0.50%	6.8%	12/31/2025	$3.87	0	$0	0.25%	7.0%	12/31/2025	$4.06	0	$0	0.00%	7.3%
12/31/2024	3.46	0	0	0.50%	10.8%	12/31/2024	3.62	0	0	0.25%	11.0%	12/31/2024	3.79	0	0	0.00%	11.3%
12/31/2023	3.12	0	0	0.50%	12.3%	12/31/2023	3.26	0	0	0.25%	12.6%	12/31/2023	3.40	0	0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-10.6%	12/31/2022	2.89	0	0	0.25%	-10.4%	12/31/2022	3.01	8	26	0.00%	-10.2%
12/31/2021	3.11	0	0	0.50%	24.8%	12/31/2021	3.23	0	0	0.25%	25.2%	12/31/2021	3.36	6	20	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.6%
2023	0.7%
2022	0.4%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R Class - 06-248

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,713	$102,844	1,790
Receivables: investments sold	484
Payables: investments purchased	-
Net assets	$98,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,197	32,131	$3.06
Band 100	-	-	3.21
Band 75	-	-	3.36
Band 50	-	-	3.53
Band 25	-	-	3.70
Band 0	-	-	3.88
Total	$98,197	32,131

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$728
Mortality & expense charges			(1,206)
Net investment income (loss)			(478)

Gain (loss) on investments:
Net realized gain (loss)			(1,528)
Realized gain distributions			6,394
Net change in unrealized appreciation (depreciation)			872
Net gain (loss)			5,738

Increase (decrease) in net assets from operations			$5,260

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(478)	$(714)
Net realized gain (loss)		(1,528)	14,931
Realized gain distributions		6,394	5,369
Net change in unrealized appreciation (depreciation)		872	(13,028)

Increase (decrease) in net assets from operations		5,260	6,558

Contract owner transactions:
Proceeds from units sold		22,168	448,300
Cost of units redeemed		(23,106)	(481,973)
Account charges		(67)	(116)
Increase (decrease)		(1,005)	(33,789)
Net increase (decrease)		4,255	(27,231)
Net assets, beginning		93,942	121,173
Net assets, ending		$98,197	$93,942

Units sold		7,682	161,587
Units redeemed		(8,035)	(175,049)
Net increase (decrease)		(353)	(13,462)
Units outstanding, beginning		32,484	45,946
Units outstanding, ending		32,131	32,484

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,454,089
Cost of units redeemed/account charges			(7,548,899)
Net investment income (loss)			(106,648)
Net realized gain (loss)			638,501
Realized gain distributions			666,285
Net change in unrealized appreciation (depreciation)			(5,131)
Net assets			$98,197

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	32	$98	1.25%	5.7%	12/31/2025	$3.21	0	$0	1.00%	5.9%	12/31/2025	$3.36	0	$0	0.75%	6.2%
12/31/2024	2.89	32	94	1.25%	9.7%	12/31/2024	3.03	0	0	1.00%	9.9%	12/31/2024	3.17	0	0	0.75%	10.2%
12/31/2023	2.64	46	121	1.25%	11.2%	12/31/2023	2.75	0	0	1.00%	11.5%	12/31/2023	2.87	0	0	0.75%	11.8%
12/31/2022	2.37	63	149	1.25%	-11.5%	12/31/2022	2.47	0	0	1.00%	-11.3%	12/31/2022	2.57	0	0	0.75%	-11.1%
12/31/2021	2.68	68	182	1.25%	23.6%	12/31/2021	2.78	0	0	1.00%	23.9%	12/31/2021	2.89	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.53	0	$0	0.50%	6.5%	12/31/2025	$3.70	0	$0	0.25%	6.7%	12/31/2025	$3.88	0	$0	0.00%	7.0%
12/31/2024	3.31	0	0	0.50%	10.5%	12/31/2024	3.47	0	0	0.25%	10.8%	12/31/2024	3.63	0	0	0.00%	11.0%
12/31/2023	3.00	0	0	0.50%	12.0%	12/31/2023	3.13	0	0	0.25%	12.3%	12/31/2023	3.27	0	0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-10.9%	12/31/2022	2.79	0	0	0.25%	-10.6%	12/31/2022	2.90	0	0	0.00%	-10.4%
12/31/2021	3.00	0	0	0.50%	24.5%	12/31/2021	3.12	0	0	0.25%	24.9%	12/31/2021	3.24	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.5%
2023	0.5%
2022	0.1%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R Class - 06-890

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$422,271	$477,347	13,858
Receivables: investments sold	137
Payables: investments purchased	-
Net assets	$422,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$364,233	74,309	$4.90
Band 100	58,175	11,244	5.17
Band 75	-	-	5.46
Band 50	-	-	5.76
Band 25	-	-	6.08
Band 0	-	-	6.42
Total	$422,408	85,553

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,290)
Net investment income (loss)			(5,290)

Gain (loss) on investments:
Net realized gain (loss)			(1,918)
Realized gain distributions			39,306
Net change in unrealized appreciation (depreciation)			(23,059)
Net gain (loss)			14,329

Increase (decrease) in net assets from operations			$9,039

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,290)	$(5,813)
Net realized gain (loss)		(1,918)	(5,760)
Realized gain distributions		39,306	-
Net change in unrealized appreciation (depreciation)		(23,059)	56,920

Increase (decrease) in net assets from operations		9,039	45,347

Contract owner transactions:
Proceeds from units sold		7,932	53,161
Cost of units redeemed		(75,931)	(33,700)
Account charges		(66)	(70)
Increase (decrease)		(68,065)	19,391
Net increase (decrease)		(59,026)	64,738
Net assets, beginning		481,434	416,696
Net assets, ending		$422,408	$481,434

Units sold		1,600	12,225
Units redeemed		(14,862)	(7,123)
Net increase (decrease)		(13,262)	5,102
Units outstanding, beginning		98,815	93,713
Units outstanding, ending		85,553	98,815

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,744,076
Cost of units redeemed/account charges			(1,703,423)
Net investment income (loss)			(72,411)
Net realized gain (loss)			(58,087)
Realized gain distributions			567,329
Net change in unrealized appreciation (depreciation)			(55,076)
Net assets			$422,408

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.90	74	$364	1.25%	1.2%	12/31/2025	$5.17	11	$58	1.00%	1.5%	12/31/2025	$5.46	0	$0	0.75%	1.7%
12/31/2024	4.84	87	423	1.25%	9.7%	12/31/2024	5.10	11	59	1.00%	10.0%	12/31/2024	5.37	0	0	0.75%	10.3%
12/31/2023	4.41	80	353	1.25%	25.3%	12/31/2023	4.64	14	64	1.00%	25.6%	12/31/2023	4.87	0	0	0.75%	25.9%
12/31/2022	3.52	88	308	1.25%	-34.7%	12/31/2022	3.69	20	75	1.00%	-34.5%	12/31/2022	3.87	0	0	0.75%	-34.3%
12/31/2021	5.39	92	497	1.25%	8.3%	12/31/2021	5.64	22	123	1.00%	8.5%	12/31/2021	5.89	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.76	0	$0	0.50%	2.0%	12/31/2025	$6.08	0	$0	0.25%	2.2%	12/31/2025	$6.42	0	$0	0.00%	2.5%
12/31/2024	5.65	0	0	0.50%	10.5%	12/31/2024	5.95	0	0	0.25%	10.8%	12/31/2024	6.27	0	0	0.00%	11.1%
12/31/2023	5.11	0	0	0.50%	26.2%	12/31/2023	5.37	0	0	0.25%	26.5%	12/31/2023	5.64	0	0	0.00%	26.9%
12/31/2022	4.05	0	0	0.50%	-34.2%	12/31/2022	4.24	0	0	0.25%	-34.0%	12/31/2022	4.45	0	0	0.00%	-33.8%
12/31/2021	6.15	0	0	0.50%	9.1%	12/31/2021	6.43	0	0	0.25%	9.4%	12/31/2021	6.72	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund A Class - 06-821 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.31
Band 75	-	-	1.36
Band 50	-	-	1.41
Band 25	-	-	1.46
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$328,361
Cost of units redeemed/account charges			(340,130)
Net investment income (loss)			29,707
Net realized gain (loss)			(23,070)
Realized gain distributions			5,132
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	5.9%	12/31/2025	$1.31	0	$0	1.00%	6.1%	12/31/2025	$1.36	0	$0	0.75%	6.4%
12/31/2024	1.19	0	0	1.25%	2.0%	12/31/2024	1.24	0	0	1.00%	2.2%	12/31/2024	1.28	0	0	0.75%	2.5%
12/31/2023	1.17	0	0	1.25%	7.1%	12/31/2023	1.21	0	0	1.00%	7.3%	12/31/2023	1.25	0	0	0.75%	7.6%
12/31/2022	1.09	0	0	1.25%	-11.8%	12/31/2022	1.13	0	0	1.00%	-11.6%	12/31/2022	1.16	0	0	0.75%	-11.4%
12/31/2021	1.24	0	0	1.25%	0.9%	12/31/2021	1.27	0	0	1.00%	1.1%	12/31/2021	1.31	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	0.50%	6.7%	12/31/2025	$1.46	0	$0	0.25%	6.9%	12/31/2025	$1.52	0	$0	0.00%	7.2%
12/31/2024	1.32	0	0	0.50%	2.8%	12/31/2024	1.37	0	0	0.25%	3.0%	12/31/2024	1.41	0	0	0.00%	3.3%
12/31/2023	1.29	0	0	0.50%	7.9%	12/31/2023	1.33	0	0	0.25%	8.1%	12/31/2023	1.37	0	0	0.00%	8.4%
12/31/2022	1.19	0	0	0.50%	-11.2%	12/31/2022	1.23	0	0	0.25%	-10.9%	12/31/2022	1.26	0	0	0.00%	-10.7%
12/31/2021	1.34	0	0	0.50%	1.6%	12/31/2021	1.38	0	0	0.25%	1.9%	12/31/2021	1.41	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-CMW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,132	$103,672	2,631
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$101,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,964	1,915	$3.12
Band 100	95,163	29,823	3.19
Band 75	-	-	3.27
Band 50	-	-	3.35
Band 25	-	-	3.43
Band 0	-	-	3.51
Total	$101,127	31,738

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,042)
Net investment income (loss)			(1,042)

Gain (loss) on investments:
Net realized gain (loss)			2,162
Realized gain distributions			18,623
Net change in unrealized appreciation (depreciation)			(13,053)
Net gain (loss)			7,732

Increase (decrease) in net assets from operations			$6,690

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,042)	$(1,056)
Net realized gain (loss)		2,162	156
Realized gain distributions		18,623	11,658
Net change in unrealized appreciation (depreciation)		(13,053)	10,300

Increase (decrease) in net assets from operations		6,690	21,058

Contract owner transactions:
Proceeds from units sold		3	5,271
Cost of units redeemed		(14,710)	(3,972)
Account charges		(11)	(14)
Increase (decrease)		(14,718)	1,285
Net increase (decrease)		(8,028)	22,343
Net assets, beginning		109,155	86,812
Net assets, ending		$101,127	$109,155

Units sold		-	2,174
Units redeemed		(4,836)	(1,670)
Net increase (decrease)		(4,836)	504
Units outstanding, beginning		36,574	36,070
Units outstanding, ending		31,738	36,574

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$723,196
Cost of units redeemed/account charges			(779,525)
Net investment income (loss)			(14,456)
Net realized gain (loss)			66,877
Realized gain distributions			107,575
Net change in unrealized appreciation (depreciation)			(2,540)
Net assets			$101,127

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.12	2	$6	1.25%	6.4%	12/31/2025	$3.19	30	$95	1.00%	6.6%	12/31/2025	$3.27	0	$0	0.75%	6.9%
12/31/2024	2.93	5	13	1.25%	23.6%	12/31/2024	2.99	32	96	1.00%	23.9%	12/31/2024	3.06	0	0	0.75%	24.2%
12/31/2023	2.37	6	15	1.25%	37.7%	12/31/2023	2.41	30	72	1.00%	38.1%	12/31/2023	2.46	0	0	0.75%	38.4%
12/31/2022	1.72	8	14	1.25%	-38.0%	12/31/2022	1.75	30	52	1.00%	-37.8%	12/31/2022	1.78	0	0	0.75%	-37.7%
12/31/2021	2.77	10	28	1.25%	15.8%	12/31/2021	2.81	30	84	1.00%	16.1%	12/31/2021	2.85	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.35	0	$0	0.50%	7.2%	12/31/2025	$3.43	0	$0	0.25%	7.4%	12/31/2025	$3.51	0	$0	0.00%	7.7%
12/31/2024	3.12	0	0	0.50%	24.6%	12/31/2024	3.19	0	0	0.25%	24.9%	12/31/2024	3.26	0	0	0.00%	25.2%
12/31/2023	2.51	0	0	0.50%	38.8%	12/31/2023	2.56	0	0	0.25%	39.1%	12/31/2023	2.61	0	0	0.00%	39.5%
12/31/2022	1.81	0	0	0.50%	-37.5%	12/31/2022	1.84	0	0	0.25%	-37.4%	12/31/2022	1.87	0	0	0.00%	-37.2%
12/31/2021	2.89	0	0	0.50%	16.7%	12/31/2021	2.94	0	0	0.25%	17.0%	12/31/2021	2.98	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund Advisor Class - 06-CMX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$833,896	$821,208	6,128
Receivables: investments sold	813
Payables: investments purchased	-
Net assets	$834,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$834,709	252,079	$3.31
Band 100	-	-	3.39
Band 75	-	-	3.47
Band 50	-	-	3.56
Band 25	-	-	3.65
Band 0	-	-	3.73
Total	$834,709	252,079

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,681
Mortality & expense charges			(10,472)
Net investment income (loss)			(8,791)

Gain (loss) on investments:
Net realized gain (loss)			10,072
Realized gain distributions			103,395
Net change in unrealized appreciation (depreciation)			2,501
Net gain (loss)			115,968

Increase (decrease) in net assets from operations			$107,177

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,791)	$(7,955)
Net realized gain (loss)		10,072	(5,304)
Realized gain distributions		103,395	64,190
Net change in unrealized appreciation (depreciation)		2,501	67,579

Increase (decrease) in net assets from operations		107,177	118,510

Contract owner transactions:
Proceeds from units sold		42,812	49,948
Cost of units redeemed		(162,237)	(78,709)
Account charges		(415)	(503)
Increase (decrease)		(119,840)	(29,264)
Net increase (decrease)		(12,663)	89,246
Net assets, beginning		847,372	758,126
Net assets, ending		$834,709	$847,372

Units sold		13,923	18,150
Units redeemed		(53,851)	(30,926)
Net increase (decrease)		(39,928)	(12,776)
Units outstanding, beginning		292,007	304,783
Units outstanding, ending		252,079	292,007

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,622,146
Cost of units redeemed/account charges			(14,926,989)
Net investment income (loss)			(201,325)
Net realized gain (loss)			3,767,702
Realized gain distributions			1,560,487
Net change in unrealized appreciation (depreciation)			12,688
Net assets			$834,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.31	252	$835	1.25%	14.1%	12/31/2025	$3.39	0	$0	1.00%	14.4%	12/31/2025	$3.47	0	$0	0.75%	14.7%
12/31/2024	2.90	292	847	1.25%	16.7%	12/31/2024	2.97	0	0	1.00%	17.0%	12/31/2024	3.03	0	0	0.75%	17.3%
12/31/2023	2.49	305	758	1.25%	26.4%	12/31/2023	2.54	0	0	1.00%	26.7%	12/31/2023	2.58	0	0	0.75%	27.0%
12/31/2022	1.97	294	578	1.25%	-25.8%	12/31/2022	2.00	0	0	1.00%	-25.6%	12/31/2022	2.03	0	0	0.75%	-25.5%
12/31/2021	2.65	328	870	1.25%	20.6%	12/31/2021	2.69	0	0	1.00%	20.9%	12/31/2021	2.73	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.56	0	$0	0.50%	15.0%	12/31/2025	$3.65	0	$0	0.25%	15.3%	12/31/2025	$3.73	0	$0	0.00%	15.5%
12/31/2024	3.10	0	0	0.50%	17.5%	12/31/2024	3.16	0	0	0.25%	17.8%	12/31/2024	3.23	0	0	0.00%	18.1%
12/31/2023	2.63	0	0	0.50%	27.4%	12/31/2023	2.68	0	0	0.25%	27.7%	12/31/2023	2.74	0	0	0.00%	28.0%
12/31/2022	2.07	0	0	0.50%	-25.3%	12/31/2022	2.10	0	0	0.25%	-25.1%	12/31/2022	2.14	0	0	0.00%	-24.9%
12/31/2021	2.77	0	0	0.50%	21.5%	12/31/2021	2.81	0	0	0.25%	21.8%	12/31/2021	2.85	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.4%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund Advisor Class - 06-CMY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,519,086	$2,515,544	41,666
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$2,519,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,519,170	1,154,175	$2.18
Band 100	-	-	2.24
Band 75	-	-	2.29
Band 50	-	-	2.35
Band 25	-	-	2.40
Band 0	-	-	2.46
Total	$2,519,170	1,154,175

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,842
Mortality & expense charges			(30,026)
Net investment income (loss)			(2,184)

Gain (loss) on investments:
Net realized gain (loss)			(3,109)
Realized gain distributions			149,821
Net change in unrealized appreciation (depreciation)			(2,665)
Net gain (loss)			144,047

Increase (decrease) in net assets from operations			$141,863

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,184)	$(6,847)
Net realized gain (loss)		(3,109)	18,283
Realized gain distributions		149,821	127,742
Net change in unrealized appreciation (depreciation)		(2,665)	111,047

Increase (decrease) in net assets from operations		141,863	250,225

Contract owner transactions:
Proceeds from units sold		303,876	284,689
Cost of units redeemed		(370,494)	(536,844)
Account charges		(352)	(513)
Increase (decrease)		(66,970)	(252,668)
Net increase (decrease)		74,893	(2,443)
Net assets, beginning		2,444,277	2,446,720
Net assets, ending		$2,519,170	$2,444,277

Units sold		148,607	144,664
Units redeemed		(183,936)	(267,406)
Net increase (decrease)		(35,329)	(122,742)
Units outstanding, beginning		1,189,504	1,312,246
Units outstanding, ending		1,154,175	1,189,504

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,053,588
Cost of units redeemed/account charges			(10,103,673)
Net investment income (loss)			(78,968)
Net realized gain (loss)			966,654
Realized gain distributions			678,027
Net change in unrealized appreciation (depreciation)			3,542
Net assets			$2,519,170

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	1,154	$2,519	1.25%	6.2%	12/31/2025	$2.24	0	$0	1.00%	6.5%	12/31/2025	$2.29	0	$0	0.75%	6.8%
12/31/2024	2.05	1,190	2,444	1.25%	10.2%	12/31/2024	2.10	0	0	1.00%	10.5%	12/31/2024	2.15	0	0	0.75%	10.8%
12/31/2023	1.86	1,312	2,447	1.25%	11.8%	12/31/2023	1.90	0	0	1.00%	12.0%	12/31/2023	1.94	0	0	0.75%	12.3%
12/31/2022	1.67	1,286	2,146	1.25%	-11.1%	12/31/2022	1.70	0	0	1.00%	-10.9%	12/31/2022	1.72	0	0	0.75%	-10.6%
12/31/2021	1.88	1,579	2,962	1.25%	24.2%	12/31/2021	1.90	0	0	1.00%	24.5%	12/31/2021	1.93	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	7.0%	12/31/2025	$2.40	0	$0	0.25%	7.3%	12/31/2025	$2.46	0	$0	0.00%	7.6%
12/31/2024	2.19	0	0	0.50%	11.0%	12/31/2024	2.24	0	0	0.25%	11.3%	12/31/2024	2.29	0	0	0.00%	11.6%
12/31/2023	1.97	0	0	0.50%	12.6%	12/31/2023	2.01	0	0	0.25%	12.9%	12/31/2023	2.05	0	0	0.00%	13.2%
12/31/2022	1.75	0	0	0.50%	-10.4%	12/31/2022	1.78	0	0	0.25%	-10.2%	12/31/2022	1.81	0	0	0.00%	-10.0%
12/31/2021	1.96	0	0	0.50%	25.2%	12/31/2021	1.99	0	0	0.25%	25.5%	12/31/2021	2.01	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.0%
2023	1.0%
2022	0.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,041	$181,414	4,008
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$180,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,035	72,793	$2.47
Band 100	-	-	2.53
Band 75	-	-	2.60
Band 50	-	-	2.66
Band 25	-	-	2.72
Band 0	-	-	2.79
Total	$180,035	72,793

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,080)
Net investment income (loss)			(2,080)

Gain (loss) on investments:
Net realized gain (loss)			189
Realized gain distributions			11,352
Net change in unrealized appreciation (depreciation)			(6,689)
Net gain (loss)			4,852

Increase (decrease) in net assets from operations			$2,772

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,080)	$(799)
Net realized gain (loss)		189	13,788
Realized gain distributions		11,352	-
Net change in unrealized appreciation (depreciation)		(6,689)	(8,220)

Increase (decrease) in net assets from operations		2,772	4,769

Contract owner transactions:
Proceeds from units sold		53,248	152,931
Cost of units redeemed		(27,466)	(86,528)
Account charges		-	(47)
Increase (decrease)		25,782	66,356
Net increase (decrease)		28,554	71,125
Net assets, beginning		151,481	80,356
Net assets, ending		$180,035	$151,481

Units sold		21,347	65,012
Units redeemed		(10,857)	(39,150)
Net increase (decrease)		10,490	25,862
Units outstanding, beginning		62,303	36,441
Units outstanding, ending		72,793	62,303

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$412,732
Cost of units redeemed/account charges			(243,988)
Net investment income (loss)			(6,091)
Net realized gain (loss)			(12,959)
Realized gain distributions			31,714
Net change in unrealized appreciation (depreciation)			(1,373)
Net assets			$180,035

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	73	$180	1.25%	1.7%	12/31/2025	$2.53	0	$0	1.00%	2.0%	12/31/2025	$2.60	0	$0	0.75%	2.2%
12/31/2024	2.43	62	151	1.25%	10.3%	12/31/2024	2.48	0	0	1.00%	10.5%	12/31/2024	2.54	0	0	0.75%	10.8%
12/31/2023	2.21	36	80	1.25%	25.9%	12/31/2023	2.25	0	0	1.00%	26.2%	12/31/2023	2.29	0	0	0.75%	26.5%
12/31/2022	1.75	40	70	1.25%	-34.4%	12/31/2022	1.78	0	0	1.00%	-34.2%	12/31/2022	1.81	0	0	0.75%	-34.0%
12/31/2021	2.67	32	86	1.25%	8.8%	12/31/2021	2.71	0	0	1.00%	9.1%	12/31/2021	2.74	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.66	0	$0	0.50%	2.5%	12/31/2025	$2.72	0	$0	0.25%	2.7%	12/31/2025	$2.79	0	$0	0.00%	3.0%
12/31/2024	2.59	0	0	0.50%	11.1%	12/31/2024	2.65	0	0	0.25%	11.4%	12/31/2024	2.71	0	0	0.00%	11.7%
12/31/2023	2.33	0	0	0.50%	26.9%	12/31/2023	2.38	0	0	0.25%	27.2%	12/31/2023	2.43	0	0	0.00%	27.5%
12/31/2022	1.84	0	0	0.50%	-33.9%	12/31/2022	1.87	0	0	0.25%	-33.7%	12/31/2022	1.90	0	0	0.00%	-33.5%
12/31/2021	2.78	0	0	0.50%	9.6%	12/31/2021	2.82	0	0	0.25%	9.9%	12/31/2021	2.86	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund Adv Class - 06-CNF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$238
Cost of units redeemed/account charges			(242)
Net investment income (loss)			(1)
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	1.25%	6.1%	12/31/2025	$1.22	0	$0	1.00%	6.4%	12/31/2025	$1.25	0	$0	0.75%	6.6%
12/31/2024	1.13	0	0	1.25%	2.2%	12/31/2024	1.15	0	0	1.00%	2.5%	12/31/2024	1.17	0	0	0.75%	2.8%
12/31/2023	1.10	0	0	1.25%	7.2%	12/31/2023	1.12	0	0	1.00%	7.5%	12/31/2023	1.14	0	0	0.75%	7.7%
12/31/2022	1.03	0	0	1.25%	-11.5%	12/31/2022	1.04	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.0%
12/31/2021	1.16	0	0	1.25%	1.1%	12/31/2021	1.18	0	0	1.00%	1.4%	12/31/2021	1.19	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	0.50%	6.9%	12/31/2025	$1.31	0	$0	0.25%	7.2%	12/31/2025	$1.35	0	$0	0.00%	7.4%
12/31/2024	1.20	0	0	0.50%	3.0%	12/31/2024	1.23	0	0	0.25%	3.3%	12/31/2024	1.25	0	0	0.00%	3.5%
12/31/2023	1.17	0	0	0.50%	8.0%	12/31/2023	1.19	0	0	0.25%	8.3%	12/31/2023	1.21	0	0	0.00%	8.5%
12/31/2022	1.08	0	0	0.50%	-10.8%	12/31/2022	1.10	0	0	0.25%	-10.6%	12/31/2022	1.12	0	0	0.00%	-10.4%
12/31/2021	1.21	0	0	0.50%	1.9%	12/31/2021	1.23	0	0	0.25%	2.1%	12/31/2021	1.24	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund Advisor Class - 06-CNG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$652,377
Cost of units redeemed/account charges			(683,997)
Net investment income (loss)			3,391
Net realized gain (loss)			28,229
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	1.25%	27.2%	12/31/2025	$1.78	0	$0	1.00%	27.5%	12/31/2025	$1.82	0	$0	0.75%	27.8%
12/31/2024	1.36	0	0	1.25%	-3.5%	12/31/2024	1.39	0	0	1.00%	-3.2%	12/31/2024	1.42	0	0	0.75%	-3.0%
12/31/2023	1.41	0	0	1.25%	18.7%	12/31/2023	1.44	0	0	1.00%	19.0%	12/31/2023	1.47	0	0	0.75%	19.3%
12/31/2022	1.19	0	0	1.25%	-4.5%	12/31/2022	1.21	0	0	1.00%	-4.2%	12/31/2022	1.23	0	0	0.75%	-4.0%
12/31/2021	1.25	0	0	1.25%	4.0%	12/31/2021	1.26	0	0	1.00%	4.3%	12/31/2021	1.28	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	28.1%	12/31/2025	$1.91	0	$0	0.25%	28.4%	12/31/2025	$1.96	0	$0	0.00%	28.8%
12/31/2024	1.46	0	0	0.50%	-2.8%	12/31/2024	1.49	0	0	0.25%	-2.5%	12/31/2024	1.52	0	0	0.00%	-2.3%
12/31/2023	1.50	0	0	0.50%	19.6%	12/31/2023	1.53	0	0	0.25%	19.9%	12/31/2023	1.56	0	0	0.00%	20.2%
12/31/2022	1.25	0	0	0.50%	-3.8%	12/31/2022	1.27	0	0	0.25%	-3.5%	12/31/2022	1.29	0	0	0.00%	-3.3%
12/31/2021	1.30	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund Advisor Class - 06-CNH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$14
Net realized gain (loss)		-	(352)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	259

Increase (decrease) in net assets from operations		-	(79)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1,148)
Account charges		-	-
Increase (decrease)		-	(1,148)
Net increase (decrease)		-	(1,227)
Net assets, beginning		-	1,227
Net assets, ending		$-	$-

Units sold		-	1
Units redeemed		-	(1,356)
Net increase (decrease)		-	(1,355)
Units outstanding, beginning		-	1,355
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,874,636
Cost of units redeemed/account charges			(4,819,771)
Net investment income (loss)			245,898
Net realized gain (loss)			(300,763)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.91	0	$0	1.25%	15.7%	12/31/2025	$0.94	0	$0	1.00%	16.0%	12/31/2025	$0.96	0	$0	0.75%	16.3%
12/31/2024	0.79	0	0	1.25%	-12.9%	12/31/2024	0.81	0	0	1.00%	-12.7%	12/31/2024	0.82	0	0	0.75%	-12.4%
12/31/2023	0.91	1	1	1.25%	1.4%	12/31/2023	0.92	0	0	1.00%	1.7%	12/31/2023	0.94	0	0	0.75%	1.9%
12/31/2022	0.89	3	3	1.25%	-7.1%	12/31/2022	0.91	0	0	1.00%	-6.9%	12/31/2022	0.92	0	0	0.75%	-6.7%
12/31/2021	0.96	3	3	1.25%	-5.9%	12/31/2021	0.98	0	0	1.00%	-5.7%	12/31/2021	0.99	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	0	$0	0.50%	16.6%	12/31/2025	$1.01	0	$0	0.25%	16.8%	12/31/2025	$1.03	0	$0	0.00%	17.1%
12/31/2024	0.84	0	0	0.50%	-12.2%	12/31/2024	0.86	0	0	0.25%	-12.0%	12/31/2024	0.88	0	0	0.00%	-11.8%
12/31/2023	0.96	0	0	0.50%	2.2%	12/31/2023	0.98	0	0	0.25%	2.5%	12/31/2023	1.00	0	0	0.00%	2.7%
12/31/2022	0.94	0	0	0.50%	-6.4%	12/31/2022	0.95	0	0	0.25%	-6.2%	12/31/2022	0.97	0	0	0.00%	-6.0%
12/31/2021	1.00	0	0	0.50%	-5.2%	12/31/2021	1.02	0	0	0.25%	-5.0%	12/31/2021	1.03	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	3.1%
2023	4.0%
2022	5.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.02
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$228,146
Cost of units redeemed/account charges			(225,966)
Net investment income (loss)			102
Net realized gain (loss)			(3,233)
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	1.25%	22.4%	12/31/2025	$1.88	0	$0	1.00%	22.7%	12/31/2025	$1.93	0	$0	0.75%	23.0%
12/31/2024	1.50	0	0	1.25%	4.4%	12/31/2024	1.53	0	0	1.00%	4.6%	12/31/2024	1.57	0	0	0.75%	4.9%
12/31/2023	1.44	0	0	1.25%	19.8%	12/31/2023	1.47	0	0	1.00%	20.1%	12/31/2023	1.49	0	0	0.75%	20.4%
12/31/2022	1.20	0	0	1.25%	-12.6%	12/31/2022	1.22	0	0	1.00%	-12.3%	12/31/2022	1.24	0	0	0.75%	-12.1%
12/31/2021	1.37	0	0	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.3%	12/31/2021	1.41	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	0	$0	0.50%	23.3%	12/31/2025	$2.02	0	$0	0.25%	23.6%	12/31/2025	$2.07	0	$0	0.00%	23.9%
12/31/2024	1.60	0	0	0.50%	5.1%	12/31/2024	1.64	0	0	0.25%	5.4%	12/31/2024	1.67	0	0	0.00%	5.7%
12/31/2023	1.52	0	0	0.50%	20.7%	12/31/2023	1.55	0	0	0.25%	21.0%	12/31/2023	1.58	0	0	0.00%	21.3%
12/31/2022	1.26	0	0	0.50%	-11.9%	12/31/2022	1.28	0	0	0.25%	-11.7%	12/31/2022	1.30	0	0	0.00%	-11.5%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.45	0	0	0.25%	5.1%	12/31/2021	1.47	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund Advisor Class - 06-CNW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,337	$117,088	2,105
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$110,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,290	33,754	$3.27
Band 100	-	-	3.35
Band 75	-	-	3.43
Band 50	-	-	3.51
Band 25	-	-	3.60
Band 0	-	-	3.69
Total	$110,290	33,754

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,271)
Net investment income (loss)			(1,271)

Gain (loss) on investments:
Net realized gain (loss)			691
Realized gain distributions			15,561
Net change in unrealized appreciation (depreciation)			(8,144)
Net gain (loss)			8,108

Increase (decrease) in net assets from operations			$6,837

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,271)	$(1,248)
Net realized gain (loss)		691	(1,152)
Realized gain distributions		15,561	8,115
Net change in unrealized appreciation (depreciation)		(8,144)	15,844

Increase (decrease) in net assets from operations		6,837	21,559

Contract owner transactions:
Proceeds from units sold		24,701	9,774
Cost of units redeemed		(16,654)	(36,657)
Account charges		(862)	(865)
Increase (decrease)		7,185	(27,748)
Net increase (decrease)		14,022	(6,189)
Net assets, beginning		96,268	102,457
Net assets, ending		$110,290	$96,268

Units sold		9,205	3,434
Units redeemed		(6,947)	(13,589)
Net increase (decrease)		2,258	(10,155)
Units outstanding, beginning		31,496	41,651
Units outstanding, ending		33,754	31,496

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$188,451
Cost of units redeemed/account charges			(107,774)
Net investment income (loss)			(5,283)
Net realized gain (loss)			(4,530)
Realized gain distributions			46,177
Net change in unrealized appreciation (depreciation)			(6,751)
Net assets			$110,290

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.27	34	$110	1.25%	6.9%	12/31/2025	$3.35	0	$0	1.00%	7.2%	12/31/2025	$3.43	0	$0	0.75%	7.4%
12/31/2024	3.06	31	96	1.25%	24.3%	12/31/2024	3.12	0	0	1.00%	24.6%	12/31/2024	3.19	0	0	0.75%	24.9%
12/31/2023	2.46	42	102	1.25%	38.4%	12/31/2023	2.51	0	0	1.00%	38.8%	12/31/2023	2.56	0	0	0.75%	39.1%
12/31/2022	1.78	48	86	1.25%	-37.7%	12/31/2022	1.81	0	0	1.00%	-37.5%	12/31/2022	1.84	0	0	0.75%	-37.4%
12/31/2021	2.85	29	83	1.25%	16.4%	12/31/2021	2.89	0	0	1.00%	16.6%	12/31/2021	2.93	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	0.50%	7.7%	12/31/2025	$3.60	0	$0	0.25%	8.0%	12/31/2025	$3.69	0	$0	0.00%	8.2%
12/31/2024	3.26	0	0	0.50%	25.2%	12/31/2024	3.33	0	0	0.25%	25.5%	12/31/2024	3.40	0	0	0.00%	25.8%
12/31/2023	2.60	0	0	0.50%	39.5%	12/31/2023	2.65	0	0	0.25%	39.8%	12/31/2023	2.71	0	0	0.00%	40.2%
12/31/2022	1.87	0	0	0.50%	-37.2%	12/31/2022	1.90	0	0	0.25%	-37.1%	12/31/2022	1.93	0	0	0.00%	-36.9%
12/31/2021	2.97	0	0	0.50%	17.2%	12/31/2021	3.02	0	0	0.25%	17.5%	12/31/2021	3.06	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R6 Class - 06-CXH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$612,276	$666,775	72,658
Receivables: investments sold	-
Payables: investments purchased	(1,217)
Net assets	$611,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611,059	522,891	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$611,059	522,891

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,914
Mortality & expense charges			(7,684)
Net investment income (loss)			22,230

Gain (loss) on investments:
Net realized gain (loss)			(6,930)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,405
Net gain (loss)			15,475

Increase (decrease) in net assets from operations			$37,705

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,230	$25,826
Net realized gain (loss)		(6,930)	(26,036)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,405	16,976

Increase (decrease) in net assets from operations		37,705	16,766

Contract owner transactions:
Proceeds from units sold		30,003	45,883
Cost of units redeemed		(68,804)	(202,087)
Account charges		(44)	(107)
Increase (decrease)		(38,845)	(156,311)
Net increase (decrease)		(1,140)	(139,545)
Net assets, beginning		612,199	751,744
Net assets, ending		$611,059	$612,199

Units sold		26,552	42,154
Units redeemed		(60,751)	(185,245)
Net increase (decrease)		(34,199)	(143,091)
Units outstanding, beginning		557,090	700,181
Units outstanding, ending		522,891	557,090

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,437,185
Cost of units redeemed/account charges			(2,906,461)
Net investment income (loss)			259,135
Net realized gain (loss)			(124,301)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,499)
Net assets			$611,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	523	$611	1.25%	6.3%	12/31/2025	$1.20	0	$0	1.00%	6.6%	12/31/2025	$1.22	0	$0	0.75%	6.9%
12/31/2024	1.10	557	612	1.25%	2.4%	12/31/2024	1.12	0	0	1.00%	2.6%	12/31/2024	1.14	0	0	0.75%	2.9%
12/31/2023	1.07	700	752	1.25%	7.3%	12/31/2023	1.09	0	0	1.00%	7.6%	12/31/2023	1.11	0	0	0.75%	7.9%
12/31/2022	1.00	726	726	1.25%	-11.4%	12/31/2022	1.02	0	0	1.00%	-11.2%	12/31/2022	1.03	0	0	0.75%	-10.9%
12/31/2021	1.13	1,080	1,219	1.25%	1.2%	12/31/2021	1.14	0	0	1.00%	1.5%	12/31/2021	1.16	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	7.1%	12/31/2025	$1.28	0	$0	0.25%	7.4%	12/31/2025	$1.31	0	$0	0.00%	7.7%
12/31/2024	1.17	0	0	0.50%	3.1%	12/31/2024	1.19	0	0	0.25%	3.4%	12/31/2024	1.22	0	0	0.00%	3.6%
12/31/2023	1.13	0	0	0.50%	8.1%	12/31/2023	1.15	0	0	0.25%	8.4%	12/31/2023	1.17	0	0	0.00%	8.7%
12/31/2022	1.05	0	0	0.50%	-10.7%	12/31/2022	1.06	0	0	0.25%	-10.5%	12/31/2022	1.08	0	0	0.00%	-10.3%
12/31/2021	1.17	0	0	0.50%	2.0%	12/31/2021	1.19	0	0	0.25%	2.2%	12/31/2021	1.20	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	5.1%
2023	5.0%
2022	4.0%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R6 Class - 06-FGT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,588	$16,407	2,475
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$17,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,579	19,971	$0.88
Band 100	-	-	0.90
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.96
Band 0	-	-	0.99
Total	$17,579	19,971

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,006
Mortality & expense charges			(201)
Net investment income (loss)			805

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,438
Net gain (loss)			1,449

Increase (decrease) in net assets from operations			$2,254

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$805	$3,343
Net realized gain (loss)		11	(19,871)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,438	12,961

Increase (decrease) in net assets from operations		2,254	(3,567)

Contract owner transactions:
Proceeds from units sold		1,447	44,981
Cost of units redeemed		(1)	(130,076)
Account charges		(82)	(36)
Increase (decrease)		1,364	(85,131)
Net increase (decrease)		3,618	(88,698)
Net assets, beginning		13,961	102,659
Net assets, ending		$17,579	$13,961

Units sold		1,716	57,142
Units redeemed		(96)	(156,671)
Net increase (decrease)		1,620	(99,529)
Units outstanding, beginning		18,351	117,880
Units outstanding, ending		19,971	18,351

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,385,895
Cost of units redeemed/account charges			(7,153,152)
Net investment income (loss)			436,134
Net realized gain (loss)			(652,479)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,181
Net assets			$17,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.88	20	$18	1.25%	15.7%	12/31/2025	$0.90	0	$0	1.00%	16.0%	12/31/2025	$0.92	0	$0	0.75%	16.3%
12/31/2024	0.76	18	14	1.25%	-12.6%	12/31/2024	0.78	0	0	1.00%	-12.4%	12/31/2024	0.79	0	0	0.75%	-12.2%
12/31/2023	0.87	118	103	1.25%	1.4%	12/31/2023	0.89	0	0	1.00%	1.7%	12/31/2023	0.90	0	0	0.75%	2.0%
12/31/2022	0.86	224	192	1.25%	-7.0%	12/31/2022	0.87	0	0	1.00%	-6.7%	12/31/2022	0.88	0	0	0.75%	-6.5%
12/31/2021	0.92	383	353	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.95	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.94	0	$0	0.50%	16.6%	12/31/2025	$0.96	0	$0	0.25%	16.9%	12/31/2025	$0.99	0	$0	0.00%	17.2%
12/31/2024	0.81	0	0	0.50%	-12.0%	12/31/2024	0.82	0	0	0.25%	-11.8%	12/31/2024	0.84	0	0	0.00%	-11.5%
12/31/2023	0.92	0	0	0.50%	2.2%	12/31/2023	0.93	0	0	0.25%	2.5%	12/31/2023	0.95	0	0	0.00%	2.7%
12/31/2022	0.90	0	0	0.50%	-6.3%	12/31/2022	0.91	0	0	0.25%	-6.0%	12/31/2022	0.93	0	0	0.00%	-5.8%
12/31/2021	0.96	0	0	0.50%	-5.1%	12/31/2021	0.97	0	0	0.25%	-4.8%	12/31/2021	0.98	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	7.5%
2023	3.8%
2022	5.2%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R6 Class - 06-FNP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,830	$139,920	6,236
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$150,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,913	68,087	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.32
Band 50	-	-	2.37
Band 25	-	-	2.43
Band 0	-	-	2.48
Total	$150,913	68,087

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,121
Mortality & expense charges			(3,738)
Net investment income (loss)			2,383

Gain (loss) on investments:
Net realized gain (loss)			44,162
Realized gain distributions			8,163
Net change in unrealized appreciation (depreciation)			(9,277)
Net gain (loss)			43,048

Increase (decrease) in net assets from operations			$45,431

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,383	$5,214
Net realized gain (loss)		44,162	(1,688)
Realized gain distributions		8,163	20,894
Net change in unrealized appreciation (depreciation)		(9,277)	56,040

Increase (decrease) in net assets from operations		45,431	80,460

Contract owner transactions:
Proceeds from units sold		40,801	26,484
Cost of units redeemed		(283,985)	(121,862)
Account charges		(20)	(9)
Increase (decrease)		(243,204)	(95,387)
Net increase (decrease)		(197,773)	(14,927)
Net assets, beginning		348,686	363,613
Net assets, ending		$150,913	$348,686

Units sold		20,192	15,420
Units redeemed		(131,343)	(72,102)
Net increase (decrease)		(111,151)	(56,682)
Units outstanding, beginning		179,238	235,920
Units outstanding, ending		68,087	179,238

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$714,740
Cost of units redeemed/account charges			(710,264)
Net investment income (loss)			23,010
Net realized gain (loss)			45,480
Realized gain distributions			67,037
Net change in unrealized appreciation (depreciation)			10,910
Net assets			$150,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	68	$151	1.25%	13.9%	12/31/2025	$2.27	0	$0	1.00%	14.2%	12/31/2025	$2.32	0	$0	0.75%	14.5%
12/31/2024	1.95	179	349	1.25%	26.2%	12/31/2024	1.99	0	0	1.00%	26.5%	12/31/2024	2.03	0	0	0.75%	26.9%
12/31/2023	1.54	236	364	1.25%	-5.8%	12/31/2023	1.57	0	0	1.00%	-5.6%	12/31/2023	1.60	0	0	0.75%	-5.3%
12/31/2022	1.64	216	354	1.25%	0.6%	12/31/2022	1.66	0	0	1.00%	0.9%	12/31/2022	1.69	0	0	0.75%	1.1%
12/31/2021	1.63	251	407	1.25%	16.8%	12/31/2021	1.65	0	0	1.00%	17.1%	12/31/2021	1.67	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	0	$0	0.50%	14.8%	12/31/2025	$2.43	0	$0	0.25%	15.1%	12/31/2025	$2.48	0	$0	0.00%	15.4%
12/31/2024	2.07	0	0	0.50%	27.2%	12/31/2024	2.11	0	0	0.25%	27.5%	12/31/2024	2.15	0	0	0.00%	27.8%
12/31/2023	1.63	0	0	0.50%	-5.1%	12/31/2023	1.65	0	0	0.25%	-4.9%	12/31/2023	1.68	0	0	0.00%	-4.6%
12/31/2022	1.71	0	0	0.50%	1.4%	12/31/2022	1.74	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.9%
12/31/2021	1.69	0	0	0.50%	17.6%	12/31/2021	1.71	0	0	0.25%	17.9%	12/31/2021	1.73	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.7%
2023	2.6%
2022	2.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund Advisor Class - 06-FPC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,124	$13,378	583
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$14,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,129	6,417	$2.20
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.36
Band 25	-	-	2.41
Band 0	-	-	2.47
Total	$14,129	6,417

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$364
Mortality & expense charges			(211)
Net investment income (loss)			153

Gain (loss) on investments:
Net realized gain (loss)			1,836
Realized gain distributions			760
Net change in unrealized appreciation (depreciation)			(541)
Net gain (loss)			2,055

Increase (decrease) in net assets from operations			$2,208

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153	$238
Net realized gain (loss)		1,836	8
Realized gain distributions		760	1,066
Net change in unrealized appreciation (depreciation)		(541)	2,225

Increase (decrease) in net assets from operations		2,208	3,537

Contract owner transactions:
Proceeds from units sold		6,970	1,767
Cost of units redeemed		(12,892)	(182)
Account charges		-	-
Increase (decrease)		(5,922)	1,585
Net increase (decrease)		(3,714)	5,122
Net assets, beginning		17,843	12,721
Net assets, ending		$14,129	$17,843

Units sold		3,402	1,048
Units redeemed		(6,212)	(123)
Net increase (decrease)		(2,810)	925
Units outstanding, beginning		9,227	8,302
Units outstanding, ending		6,417	9,227

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$458,044
Cost of units redeemed/account charges			(498,745)
Net investment income (loss)			16,470
Net realized gain (loss)			4,517
Realized gain distributions			33,097
Net change in unrealized appreciation (depreciation)			746
Net assets			$14,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	6	$14	1.25%	13.9%	12/31/2025	$2.25	0	$0	1.00%	14.2%	12/31/2025	$2.30	0	$0	0.75%	14.4%
12/31/2024	1.93	9	18	1.25%	26.2%	12/31/2024	1.97	0	0	1.00%	26.5%	12/31/2024	2.01	0	0	0.75%	26.8%
12/31/2023	1.53	8	13	1.25%	-5.9%	12/31/2023	1.56	0	0	1.00%	-5.6%	12/31/2023	1.59	0	0	0.75%	-5.4%
12/31/2022	1.63	7	12	1.25%	0.5%	12/31/2022	1.65	0	0	1.00%	0.8%	12/31/2022	1.68	0	0	0.75%	1.1%
12/31/2021	1.62	13	21	1.25%	16.7%	12/31/2021	1.64	0	0	1.00%	17.0%	12/31/2021	1.66	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.36	0	$0	0.50%	14.7%	12/31/2025	$2.41	0	$0	0.25%	15.0%	12/31/2025	$2.47	0	$0	0.00%	15.3%
12/31/2024	2.05	0	0	0.50%	27.2%	12/31/2024	2.10	0	0	0.25%	27.5%	12/31/2024	2.14	0	0	0.00%	27.8%
12/31/2023	1.62	0	0	0.50%	-5.2%	12/31/2023	1.64	0	0	0.25%	-4.9%	12/31/2023	1.67	0	0	0.00%	-4.7%
12/31/2022	1.70	0	0	0.50%	1.3%	12/31/2022	1.73	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.8%
12/31/2021	1.68	0	0	0.50%	17.6%	12/31/2021	1.70	0	0	0.25%	17.9%	12/31/2021	1.72	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.8%
2023	2.2%
2022	2.6%
2021	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R Class - 06-FPN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,020	$47,357	2,023
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$48,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,054	22,835	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	-	-	2.36
Total	$48,054	22,835

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$803
Mortality & expense charges			(396)
Net investment income (loss)			407

Gain (loss) on investments:
Net realized gain (loss)			193
Realized gain distributions			2,645
Net change in unrealized appreciation (depreciation)			663
Net gain (loss)			3,501

Increase (decrease) in net assets from operations			$3,908

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$407	$(93)
Net realized gain (loss)		193	7,324
Realized gain distributions		2,645	-
Net change in unrealized appreciation (depreciation)		663	-

Increase (decrease) in net assets from operations		3,908	7,231

Contract owner transactions:
Proceeds from units sold		52,718	556,850
Cost of units redeemed		(8,564)	(564,081)
Account charges		(8)	-
Increase (decrease)		44,146	(7,231)
Net increase (decrease)		48,054	-
Net assets, beginning		-	-
Net assets, ending		$48,054	$-

Units sold		27,231	326,284
Units redeemed		(4,396)	(326,284)
Net increase (decrease)		22,835	-
Units outstanding, beginning		-	-
Units outstanding, ending		22,835	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$958,587
Cost of units redeemed/account charges			(924,508)
Net investment income (loss)			1,126
Net realized gain (loss)			6,845
Realized gain distributions			5,341
Net change in unrealized appreciation (depreciation)			663
Net assets			$48,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	23	$48	1.25%	13.3%	12/31/2025	$2.15	0	$0	1.00%	13.6%	12/31/2025	$2.20	0	$0	0.75%	13.9%
12/31/2024	1.86	0	0	1.25%	25.5%	12/31/2024	1.90	0	0	1.00%	25.8%	12/31/2024	1.93	0	0	0.75%	26.1%
12/31/2023	1.48	0	0	1.25%	-6.3%	12/31/2023	1.51	0	0	1.00%	-6.1%	12/31/2023	1.53	0	0	0.75%	-5.9%
12/31/2022	1.58	0	0	1.25%	0.1%	12/31/2022	1.60	0	0	1.00%	0.3%	12/31/2022	1.63	0	0	0.75%	0.6%
12/31/2021	1.58	3	4	1.25%	16.1%	12/31/2021	1.60	0	0	1.00%	16.4%	12/31/2021	1.62	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	14.2%	12/31/2025	$2.30	0	$0	0.25%	14.4%	12/31/2025	$2.36	0	$0	0.00%	14.7%
12/31/2024	1.97	0	0	0.50%	26.5%	12/31/2024	2.01	0	0	0.25%	26.8%	12/31/2024	2.05	0	0	0.00%	27.1%
12/31/2023	1.56	0	0	0.50%	-5.6%	12/31/2023	1.59	0	0	0.25%	-5.4%	12/31/2023	1.62	0	0	0.00%	-5.1%
12/31/2022	1.65	0	0	0.50%	0.8%	12/31/2022	1.68	0	0	0.25%	1.1%	12/31/2022	1.70	0	0	0.00%	1.3%
12/31/2021	1.64	0	0	0.50%	16.9%	12/31/2021	1.66	0	0	0.25%	17.2%	12/31/2021	1.68	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	0.0%
2023	0.0%
2022	5.9%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Series R6 Class - 06-FXP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,226	$1,269	9
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$1,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,242	459	$2.71
Band 100	-	-	2.76
Band 75	-	-	2.82
Band 50	-	-	2.89
Band 25	-	-	2.95
Band 0	-	-	3.01
Total	$1,242	459

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3
Mortality & expense charges			(7)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			151
Net change in unrealized appreciation (depreciation)			(13)
Net gain (loss)			137

Increase (decrease) in net assets from operations			$133

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$(6)
Net realized gain (loss)		(1)	174
Realized gain distributions		151	49
Net change in unrealized appreciation (depreciation)		(13)	(38)

Increase (decrease) in net assets from operations		133	179

Contract owner transactions:
Proceeds from units sold		456	1,171
Cost of units redeemed		(11)	(1,066)
Account charges		(2)	(2)
Increase (decrease)		443	103
Net increase (decrease)		576	282
Net assets, beginning		666	384
Net assets, ending		$1,242	$666

Units sold		183	527
Units redeemed		(5)	(435)
Net increase (decrease)		178	92
Units outstanding, beginning		281	189
Units outstanding, ending		459	281

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$726,793
Cost of units redeemed/account charges			(989,516)
Net investment income (loss)			(15,136)
Net realized gain (loss)			137,642
Realized gain distributions			141,502
Net change in unrealized appreciation (depreciation)			(43)
Net assets			$1,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	0	$1	1.25%	14.2%	12/31/2025	$2.76	0	$0	1.00%	14.5%	12/31/2025	$2.82	0	$0	0.75%	14.8%
12/31/2024	2.37	0	1	1.25%	16.8%	12/31/2024	2.42	0	0	1.00%	17.0%	12/31/2024	2.46	0	0	0.75%	17.3%
12/31/2023	2.03	0	0	1.25%	26.5%	12/31/2023	2.06	0	0	1.00%	26.8%	12/31/2023	2.10	0	0	0.75%	27.1%
12/31/2022	1.60	26	42	1.25%	-25.8%	12/31/2022	1.63	0	0	1.00%	-25.6%	12/31/2022	1.65	0	0	0.75%	-25.4%
12/31/2021	2.16	353	762	1.25%	20.7%	12/31/2021	2.19	0	0	1.00%	21.0%	12/31/2021	2.21	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.89	0	$0	0.50%	15.0%	12/31/2025	$2.95	0	$0	0.25%	15.3%	12/31/2025	$3.01	0	$0	0.00%	15.6%
12/31/2024	2.51	0	0	0.50%	17.6%	12/31/2024	2.56	0	0	0.25%	17.9%	12/31/2024	2.60	0	0	0.00%	18.2%
12/31/2023	2.13	0	0	0.50%	27.5%	12/31/2023	2.17	0	0	0.25%	27.8%	12/31/2023	2.20	0	0	0.00%	28.1%
12/31/2022	1.67	0	0	0.50%	-25.2%	12/31/2022	1.70	0	0	0.25%	-25.0%	12/31/2022	1.72	0	0	0.00%	-24.8%
12/31/2021	2.24	0	0	0.50%	21.6%	12/31/2021	2.26	0	0	0.25%	21.9%	12/31/2021	2.29	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.4%
2023	0.0%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R6 Class - 06-GKR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,250,933	$2,143,711	900,426
Receivables: investments sold	-
Payables: investments purchased	(8,871)
Net assets	$2,242,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,242,062	1,459,670	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.70
Total	$2,242,062	1,459,670

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$126,340
Mortality & expense charges			(27,916)
Net investment income (loss)			98,424

Gain (loss) on investments:
Net realized gain (loss)			3,175
Realized gain distributions			6,923
Net change in unrealized appreciation (depreciation)			126,795
Net gain (loss)			136,893

Increase (decrease) in net assets from operations			$235,317

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$98,424	$81,233
Net realized gain (loss)		3,175	(1,512)
Realized gain distributions		6,923	-
Net change in unrealized appreciation (depreciation)		126,795	23,934

Increase (decrease) in net assets from operations		235,317	103,655

Contract owner transactions:
Proceeds from units sold		120,264	945,299
Cost of units redeemed		(422,418)	(446,811)
Account charges		(2,822)	(1,501)
Increase (decrease)		(304,976)	496,987
Net increase (decrease)		(69,659)	600,642
Net assets, beginning		2,311,721	1,711,079
Net assets, ending		$2,242,062	$2,311,721

Units sold		82,219	685,289
Units redeemed		(294,191)	(324,915)
Net increase (decrease)		(211,972)	360,374
Units outstanding, beginning		1,671,642	1,311,268
Units outstanding, ending		1,459,670	1,671,642

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,058,488
Cost of units redeemed/account charges			(1,254,368)
Net investment income (loss)			289,966
Net realized gain (loss)			29,923
Realized gain distributions			10,831
Net change in unrealized appreciation (depreciation)			107,222
Net assets			$2,242,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	1,460	$2,242	1.25%	11.1%	12/31/2025	$1.57	0	$0	1.00%	11.3%	12/31/2025	$1.60	0	$0	0.75%	11.6%
12/31/2024	1.38	1,672	2,312	1.25%	6.0%	12/31/2024	1.41	0	0	1.00%	6.2%	12/31/2024	1.43	0	0	0.75%	6.5%
12/31/2023	1.30	1,311	1,711	1.25%	7.5%	12/31/2023	1.32	0	0	1.00%	7.8%	12/31/2023	1.34	0	0	0.75%	8.0%
12/31/2022	1.21	739	897	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.8%	12/31/2022	1.24	0	0	0.75%	-5.6%
12/31/2021	1.29	151	195	1.25%	16.5%	12/31/2021	1.31	0	0	1.00%	16.8%	12/31/2021	1.32	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	11.9%	12/31/2025	$1.66	0	$0	0.25%	12.2%	12/31/2025	$1.70	0	$0	0.00%	12.5%
12/31/2024	1.46	0	0	0.50%	6.8%	12/31/2024	1.48	0	0	0.25%	7.0%	12/31/2024	1.51	0	0	0.00%	7.3%
12/31/2023	1.37	0	0	0.50%	8.3%	12/31/2023	1.39	0	0	0.25%	8.6%	12/31/2023	1.41	0	0	0.00%	8.8%
12/31/2022	1.26	0	0	0.50%	-5.3%	12/31/2022	1.28	0	0	0.25%	-5.1%	12/31/2022	1.29	0	0	0.00%	-4.9%
12/31/2021	1.33	0	0	0.50%	17.4%	12/31/2021	1.35	0	0	0.25%	17.7%	12/31/2021	1.36	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.5%
2024	5.2%
2023	6.7%
2022	7.2%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$99,618
Cost of units redeemed/account charges			(109,031)
Net investment income (loss)			1,965
Net realized gain (loss)			2,545
Realized gain distributions			4,903
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	1.25%	22.2%	12/31/2025	$1.80	0	$0	1.00%	22.5%	12/31/2025	$1.84	0	$0	0.75%	22.8%
12/31/2024	1.44	0	0	1.25%	-74.4%	12/31/2024	1.47	0	0	1.00%	-74.3%	12/31/2024	1.50	0	0	0.75%	-74.3%
12/31/2023	5.65	0	0	1.25%	382.7%	12/31/2023	5.74	0	0	1.00%	383.9%	12/31/2023	5.83	0	0	0.75%	385.1%
12/31/2022	1.17	0	0	1.25%	-5.9%	12/31/2022	1.19	0	0	1.00%	-5.6%	12/31/2022	1.20	0	0	0.75%	-5.4%
12/31/2021	1.24	0	0	1.25%	18.4%	12/31/2021	1.26	0	0	1.00%	18.6%	12/31/2021	1.27	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	23.1%	12/31/2025	$1.92	0	$0	0.25%	23.4%	12/31/2025	$1.96	0	$0	0.00%	23.7%
12/31/2024	1.53	0	0	0.50%	-74.2%	12/31/2024	1.56	0	0	0.25%	-74.2%	12/31/2024	1.59	0	0	0.00%	-74.1%
12/31/2023	5.93	0	0	0.50%	386.3%	12/31/2023	6.03	0	0	0.25%	387.5%	12/31/2023	6.13	0	0	0.00%	388.7%
12/31/2022	1.22	0	0	0.50%	-5.2%	12/31/2022	1.24	0	0	0.25%	-4.9%	12/31/2022	1.25	0	0	0.00%	-4.7%
12/31/2021	1.29	0	0	0.50%	19.2%	12/31/2021	1.30	0	0	0.25%	19.5%	12/31/2021	1.31	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R6 Class - 06-GKT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,487,002	$2,480,834	41,214
Receivables: investments sold	-
Payables: investments purchased	(2,587)
Net assets	$2,484,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,484,415	1,474,957	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$2,484,415	1,474,957

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,287
Mortality & expense charges			(31,265)
Net investment income (loss)			(978)

Gain (loss) on investments:
Net realized gain (loss)			(28,982)
Realized gain distributions			148,423
Net change in unrealized appreciation (depreciation)			(1,895)
Net gain (loss)			117,546

Increase (decrease) in net assets from operations			$116,568

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(978)	$(3,607)
Net realized gain (loss)		(28,982)	4,001
Realized gain distributions		148,423	145,116
Net change in unrealized appreciation (depreciation)		(1,895)	134,180

Increase (decrease) in net assets from operations		116,568	279,690

Contract owner transactions:
Proceeds from units sold		1,336,898	1,772,099
Cost of units redeemed		(1,740,445)	(1,956,667)
Account charges		(2,605)	(2,589)
Increase (decrease)		(406,152)	(187,157)
Net increase (decrease)		(289,584)	92,533
Net assets, beginning		2,773,999	2,681,466
Net assets, ending		$2,484,415	$2,773,999

Units sold		845,048	1,172,878
Units redeemed		(1,121,318)	(1,289,731)
Net increase (decrease)		(276,270)	(116,853)
Units outstanding, beginning		1,751,227	1,868,080
Units outstanding, ending		1,474,957	1,751,227

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,929,185
Cost of units redeemed/account charges			(9,028,663)
Net investment income (loss)			(12,390)
Net realized gain (loss)			(174,599)
Realized gain distributions			764,714
Net change in unrealized appreciation (depreciation)			6,168
Net assets			$2,484,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	1,475	$2,484	1.25%	6.3%	12/31/2025	$1.72	0	$0	1.00%	6.6%	12/31/2025	$1.75	0	$0	0.75%	6.9%
12/31/2024	1.58	1,751	2,774	1.25%	10.4%	12/31/2024	1.61	0	0	1.00%	10.6%	12/31/2024	1.64	0	0	0.75%	10.9%
12/31/2023	1.44	1,868	2,681	1.25%	11.9%	12/31/2023	1.46	0	0	1.00%	12.2%	12/31/2023	1.48	0	0	0.75%	12.5%
12/31/2022	1.28	1,852	2,375	1.25%	-11.0%	12/31/2022	1.30	0	0	1.00%	-10.7%	12/31/2022	1.32	0	0	0.75%	-10.5%
12/31/2021	1.44	2,541	3,660	1.25%	24.4%	12/31/2021	1.46	0	0	1.00%	24.7%	12/31/2021	1.47	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	7.1%	12/31/2025	$1.83	0	$0	0.25%	7.4%	12/31/2025	$1.86	0	$0	0.00%	7.7%
12/31/2024	1.67	0	0	0.50%	11.2%	12/31/2024	1.70	0	0	0.25%	11.5%	12/31/2024	1.73	0	0	0.00%	11.7%
12/31/2023	1.50	0	0	0.50%	12.8%	12/31/2023	1.52	0	0	0.25%	13.1%	12/31/2023	1.55	0	0	0.00%	13.3%
12/31/2022	1.33	0	0	0.50%	-10.3%	12/31/2022	1.35	0	0	0.25%	-10.1%	12/31/2022	1.37	0	0	0.00%	-9.8%
12/31/2021	1.48	0	0	0.50%	25.3%	12/31/2021	1.50	0	0	0.25%	25.7%	12/31/2021	1.52	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.1%
2023	1.2%
2022	0.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R6 Class - 06-GCR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,322	$156,435	20,092
Receivables: investments sold	-
Payables: investments purchased	(467)
Net assets	$185,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,855	130,545	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$185,855	130,545

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,385
Mortality & expense charges			(2,038)
Net investment income (loss)			5,347

Gain (loss) on investments:
Net realized gain (loss)			2,994
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,467
Net gain (loss)			33,461

Increase (decrease) in net assets from operations			$38,808

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,347	$1,965
Net realized gain (loss)		2,994	1,401
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		30,467	(5,310)

Increase (decrease) in net assets from operations		38,808	(1,944)

Contract owner transactions:
Proceeds from units sold		27,044	73,157
Cost of units redeemed		(17,151)	(47,812)
Account charges		-	-
Increase (decrease)		9,893	25,345
Net increase (decrease)		48,701	23,401
Net assets, beginning		137,154	113,753
Net assets, ending		$185,855	$137,154

Units sold		20,447	67,792
Units redeemed		(12,630)	(43,313)
Net increase (decrease)		7,817	24,479
Units outstanding, beginning		122,728	98,249
Units outstanding, ending		130,545	122,728

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$737,567
Cost of units redeemed/account charges			(630,757)
Net investment income (loss)			24,402
Net realized gain (loss)			24,756
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,887
Net assets			$185,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	131	$186	1.25%	27.4%	12/31/2025	$1.45	0	$0	1.00%	27.7%	12/31/2025	$1.49	0	$0	0.75%	28.0%
12/31/2024	1.12	123	137	1.25%	-3.5%	12/31/2024	1.14	0	0	1.00%	-3.2%	12/31/2024	1.16	0	0	0.75%	-3.0%
12/31/2023	1.16	98	114	1.25%	18.9%	12/31/2023	1.18	0	0	1.00%	19.2%	12/31/2023	1.20	0	0	0.75%	19.5%
12/31/2022	0.97	29	28	1.25%	-4.4%	12/31/2022	0.99	0	0	1.00%	-4.1%	12/31/2022	1.00	0	0	0.75%	-3.9%
12/31/2021	1.02	69	70	1.25%	4.2%	12/31/2021	1.03	0	0	1.00%	4.5%	12/31/2021	1.04	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	28.4%	12/31/2025	$1.55	0	$0	0.25%	28.7%	12/31/2025	$1.58	0	$0	0.00%	29.0%
12/31/2024	1.18	0	0	0.50%	-2.7%	12/31/2024	1.20	0	0	0.25%	-2.5%	12/31/2024	1.23	0	0	0.00%	-2.3%
12/31/2023	1.22	0	0	0.50%	19.8%	12/31/2023	1.24	0	0	0.25%	20.1%	12/31/2023	1.26	0	0	0.00%	20.4%
12/31/2022	1.02	0	0	0.50%	-3.7%	12/31/2022	1.03	0	0	0.25%	-3.4%	12/31/2022	1.04	0	0	0.00%	-3.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.2%	12/31/2021	1.08	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	3.0%
2023	4.5%
2022	0.9%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	1.25%	5.9%	12/31/2025	$1.02	0	$0	1.00%	6.2%	12/31/2025	$1.04	0	$0	0.75%	6.4%
12/31/2024	0.95	0	0	1.25%	-0.4%	12/31/2024	0.96	0	0	1.00%	-0.1%	12/31/2024	0.97	0	0	0.75%	0.1%
12/31/2023	0.95	0	0	1.25%	3.3%	12/31/2023	0.96	0	0	1.00%	3.6%	12/31/2023	0.97	0	0	0.75%	3.8%
12/31/2022	0.92	0	0	1.25%	-11.3%	12/31/2022	0.93	0	0	1.00%	-11.1%	12/31/2022	0.94	0	0	0.75%	-10.9%
12/31/2021	1.04	0	0	1.25%	-3.0%	12/31/2021	1.04	0	0	1.00%	-2.8%	12/31/2021	1.05	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	6.7%	12/31/2025	$1.07	0	$0	0.25%	7.0%	12/31/2025	$1.09	0	$0	0.00%	7.2%
12/31/2024	0.99	0	0	0.50%	0.4%	12/31/2024	1.00	0	0	0.25%	0.6%	12/31/2024	1.02	0	0	0.00%	0.9%
12/31/2023	0.98	0	0	0.50%	4.1%	12/31/2023	1.00	0	0	0.25%	4.3%	12/31/2023	1.01	0	0	0.00%	4.6%
12/31/2022	0.95	0	0	0.50%	-10.6%	12/31/2022	0.96	0	0	0.25%	-10.4%	12/31/2022	0.96	0	0	0.00%	-10.2%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.0%	12/31/2021	1.07	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin International Growth Fund R6 Class - 06-3T4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,689	$40,370	2,325
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$40,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,713	29,399	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$40,713	29,399

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$266
Mortality & expense charges			(5,719)
Net investment income (loss)			(5,453)

Gain (loss) on investments:
Net realized gain (loss)			5,012
Realized gain distributions			1,099
Net change in unrealized appreciation (depreciation)			64,788
Net gain (loss)			70,899

Increase (decrease) in net assets from operations			$65,446

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,453)	$5,371
Net realized gain (loss)		5,012	(3,197)
Realized gain distributions		1,099	-
Net change in unrealized appreciation (depreciation)		64,788	(5,574)

Increase (decrease) in net assets from operations		65,446	(3,400)

Contract owner transactions:
Proceeds from units sold		56,201	84,047
Cost of units redeemed		(689,149)	(49,250)
Account charges		(996)	(1,995)
Increase (decrease)		(633,944)	32,802
Net increase (decrease)		(568,498)	29,402
Net assets, beginning		609,211	579,809
Net assets, ending		$40,713	$609,211

Units sold		41,840	65,237
Units redeemed		(492,973)	(39,704)
Net increase (decrease)		(451,133)	25,533
Units outstanding, beginning		480,532	454,999
Units outstanding, ending		29,399	480,532

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,835,549
Cost of units redeemed/account charges			(3,360,257)
Net investment income (loss)			(25,678)
Net realized gain (loss)			(489,863)
Realized gain distributions			80,643
Net change in unrealized appreciation (depreciation)			319
Net assets			$40,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	29	$41	1.25%	9.2%	12/31/2025	$1.41	0	$0	1.00%	9.5%	12/31/2025	$1.43	0	$0	0.75%	9.8%
12/31/2024	1.27	481	609	1.25%	-0.5%	12/31/2024	1.29	0	0	1.00%	-0.3%	12/31/2024	1.31	0	0	0.75%	0.0%
12/31/2023	1.27	455	580	1.25%	13.9%	12/31/2023	1.29	0	0	1.00%	14.2%	12/31/2023	1.31	0	0	0.75%	14.5%
12/31/2022	1.12	781	874	1.25%	-32.6%	12/31/2022	1.13	0	0	1.00%	-32.4%	12/31/2022	1.14	0	0	0.75%	-32.3%
12/31/2021	1.66	1,675	2,779	1.25%	0.3%	12/31/2021	1.67	0	0	1.00%	0.5%	12/31/2021	1.68	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	10.1%	12/31/2025	$1.48	0	$0	0.25%	10.3%	12/31/2025	$1.51	0	$0	0.00%	10.6%
12/31/2024	1.33	0	0	0.50%	0.2%	12/31/2024	1.35	0	0	0.25%	0.5%	12/31/2024	1.37	0	0	0.00%	0.7%
12/31/2023	1.32	0	0	0.50%	14.8%	12/31/2023	1.34	0	0	0.25%	15.0%	12/31/2023	1.36	0	0	0.00%	15.3%
12/31/2022	1.15	0	0	0.50%	-32.1%	12/31/2022	1.16	0	0	0.25%	-31.9%	12/31/2022	1.18	0	0	0.00%	-31.7%
12/31/2021	1.70	0	0	0.50%	1.0%	12/31/2021	1.71	0	0	0.25%	1.3%	12/31/2021	1.72	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	2.2%
2023	0.0%
2022	0.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$395,192	$384,638	8,754
Receivables: investments sold	12,666
Payables: investments purchased	-
Net assets	$407,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,858	214,713	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$407,858	214,713

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,667)
Net investment income (loss)			(5,667)

Gain (loss) on investments:
Net realized gain (loss)			17,725
Realized gain distributions			24,162
Net change in unrealized appreciation (depreciation)			(24,076)
Net gain (loss)			17,811

Increase (decrease) in net assets from operations			$12,144

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,667)	$(2,542)
Net realized gain (loss)		17,725	6,629
Realized gain distributions		24,162	-
Net change in unrealized appreciation (depreciation)		(24,076)	22,846

Increase (decrease) in net assets from operations		12,144	26,933

Contract owner transactions:
Proceeds from units sold		108,350	304,411
Cost of units redeemed		(171,746)	(69,448)
Account charges		(2,118)	(898)
Increase (decrease)		(65,514)	234,065
Net increase (decrease)		(53,370)	260,998
Net assets, beginning		461,228	200,230
Net assets, ending		$407,858	$461,228

Units sold		58,981	168,186
Units redeemed		(91,522)	(39,395)
Net increase (decrease)		(32,541)	128,791
Units outstanding, beginning		247,254	118,463
Units outstanding, ending		214,713	247,254

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$685,933
Cost of units redeemed/account charges			(330,330)
Net investment income (loss)			(12,810)
Net realized gain (loss)			12,923
Realized gain distributions			41,588
Net change in unrealized appreciation (depreciation)			10,554
Net assets			$407,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	215	$408	1.25%	1.8%	12/31/2025	$1.93	0	$0	1.00%	2.1%	12/31/2025	$1.97	0	$0	0.75%	2.3%
12/31/2024	1.87	247	461	1.25%	10.4%	12/31/2024	1.89	0	0	1.00%	10.6%	12/31/2024	1.92	0	0	0.75%	10.9%
12/31/2023	1.69	118	200	1.25%	26.1%	12/31/2023	1.71	0	0	1.00%	26.4%	12/31/2023	1.73	0	0	0.75%	26.7%
12/31/2022	1.34	113	151	1.25%	-34.3%	12/31/2022	1.35	0	0	1.00%	-34.1%	12/31/2022	1.37	0	0	0.75%	-34.0%
12/31/2021	2.04	41	83	1.25%	8.9%	12/31/2021	2.06	0	0	1.00%	9.2%	12/31/2021	2.07	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	2.6%	12/31/2025	$2.04	0	$0	0.25%	2.9%	12/31/2025	$2.07	0	$0	0.00%	3.1%
12/31/2024	1.95	0	0	0.50%	11.2%	12/31/2024	1.98	0	0	0.25%	11.5%	12/31/2024	2.01	0	0	0.00%	11.8%
12/31/2023	1.75	0	0	0.50%	27.0%	12/31/2023	1.78	0	0	0.25%	27.3%	12/31/2023	1.80	0	0	0.00%	27.7%
12/31/2022	1.38	0	0	0.50%	-33.8%	12/31/2022	1.39	0	0	0.25%	-33.6%	12/31/2022	1.41	0	0	0.00%	-33.5%
12/31/2021	2.09	0	0	0.50%	9.7%	12/31/2021	2.10	0	0	0.25%	10.0%	12/31/2021	2.12	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.2%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Rising Dividends Fund R6 Class - 06-3T7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,536	$133,764	1,507
Receivables: investments sold	413
Payables: investments purchased	-
Net assets	$135,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,949	63,661	$2.14
Band 100	-	-	2.17
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$135,949	63,661

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,368
Mortality & expense charges			(1,495)
Net investment income (loss)			(127)

Gain (loss) on investments:
Net realized gain (loss)			137
Realized gain distributions			11,647
Net change in unrealized appreciation (depreciation)			848
Net gain (loss)			12,632

Increase (decrease) in net assets from operations			$12,505

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(127)	$(532)
Net realized gain (loss)		137	20,200
Realized gain distributions		11,647	5,749
Net change in unrealized appreciation (depreciation)		848	(12,572)

Increase (decrease) in net assets from operations		12,505	12,845

Contract owner transactions:
Proceeds from units sold		20,045	88,972
Cost of units redeemed		(784)	(278,274)
Account charges		(272)	(152)
Increase (decrease)		18,989	(189,454)
Net increase (decrease)		31,494	(176,609)
Net assets, beginning		104,455	281,064
Net assets, ending		$135,949	$104,455

Units sold		9,952	46,114
Units redeemed		(509)	(152,068)
Net increase (decrease)		9,443	(105,954)
Units outstanding, beginning		54,218	160,172
Units outstanding, ending		63,661	54,218

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$462,228
Cost of units redeemed/account charges			(376,591)
Net investment income (loss)			(429)
Net realized gain (loss)			21,634
Realized gain distributions			27,335
Net change in unrealized appreciation (depreciation)			1,772
Net assets			$135,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	64	$136	1.25%	10.8%	12/31/2025	$2.17	0	$0	1.00%	11.1%	12/31/2025	$2.21	0	$0	0.75%	11.4%
12/31/2024	1.93	54	104	1.25%	9.8%	12/31/2024	1.96	0	0	1.00%	10.1%	12/31/2024	1.98	0	0	0.75%	10.3%
12/31/2023	1.75	160	281	1.25%	11.1%	12/31/2023	1.78	0	0	1.00%	11.4%	12/31/2023	1.80	0	0	0.75%	11.7%
12/31/2022	1.58	1	2	1.25%	-11.4%	12/31/2022	1.59	0	0	1.00%	-11.2%	12/31/2022	1.61	0	0	0.75%	-11.0%
12/31/2021	1.78	2	3	1.25%	25.5%	12/31/2021	1.80	0	0	1.00%	25.8%	12/31/2021	1.81	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	11.7%	12/31/2025	$2.29	0	$0	0.25%	12.0%	12/31/2025	$2.33	0	$0	0.00%	12.2%
12/31/2024	2.01	0	0	0.50%	10.6%	12/31/2024	2.04	0	0	0.25%	10.9%	12/31/2024	2.07	0	0	0.00%	11.2%
12/31/2023	1.82	0	0	0.50%	11.9%	12/31/2023	1.84	0	0	0.25%	12.2%	12/31/2023	1.87	0	0	0.00%	12.5%
12/31/2022	1.63	0	0	0.50%	-10.7%	12/31/2022	1.64	0	0	0.25%	-10.5%	12/31/2022	1.66	0	0	0.00%	-10.3%
12/31/2021	1.82	0	0	0.50%	26.4%	12/31/2021	1.84	0	0	0.25%	26.7%	12/31/2021	1.85	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	0.4%
2023	2.6%
2022	2.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Growth Fund R6 Class - 06-3T9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$376,563	$348,240	13,710
Receivables: investments sold	1,583
Payables: investments purchased	-
Net assets	$378,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,188	132,387	$1.77
Band 100	-	-	1.80
Band 75	143,958	78,606	1.83
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$378,146	210,993

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,253)
Net investment income (loss)			(4,253)

Gain (loss) on investments:
Net realized gain (loss)			7,545
Realized gain distributions			25,931
Net change in unrealized appreciation (depreciation)			(10,744)
Net gain (loss)			22,732

Increase (decrease) in net assets from operations			$18,479

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,253)	$(4,732)
Net realized gain (loss)		7,545	10,685
Realized gain distributions		25,931	-
Net change in unrealized appreciation (depreciation)		(10,744)	49,446

Increase (decrease) in net assets from operations		18,479	55,399

Contract owner transactions:
Proceeds from units sold		62,831	69,026
Cost of units redeemed		(143,668)	(75,746)
Account charges		(554)	(392)
Increase (decrease)		(81,391)	(7,112)
Net increase (decrease)		(62,912)	48,287
Net assets, beginning		441,058	392,771
Net assets, ending		$378,146	$441,058

Units sold		38,495	43,832
Units redeemed		(90,897)	(42,237)
Net increase (decrease)		(52,402)	1,595
Units outstanding, beginning		263,395	261,800
Units outstanding, ending		210,993	263,395

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$661,549
Cost of units redeemed/account charges			(372,946)
Net investment income (loss)			(17,739)
Net realized gain (loss)			(5,552)
Realized gain distributions			84,511
Net change in unrealized appreciation (depreciation)			28,323
Net assets			$378,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	132	$234	1.25%	6.6%	12/31/2025	$1.80	0	$0	1.00%	6.9%	12/31/2025	$1.83	79	$144	0.75%	7.1%
12/31/2024	1.66	185	308	1.25%	11.8%	12/31/2024	1.68	0	0	1.00%	12.1%	12/31/2024	1.71	78	133	0.75%	12.3%
12/31/2023	1.48	153	228	1.25%	29.6%	12/31/2023	1.50	0	0	1.00%	29.9%	12/31/2023	1.52	108	165	0.75%	30.3%
12/31/2022	1.15	131	150	1.25%	-31.0%	12/31/2022	1.16	0	0	1.00%	-30.9%	12/31/2022	1.17	109	128	0.75%	-30.7%
12/31/2021	1.66	55	92	1.25%	-1.6%	12/31/2021	1.67	0	0	1.00%	-1.3%	12/31/2021	1.69	112	189	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	7.4%	12/31/2025	$1.90	0	$0	0.25%	7.7%	12/31/2025	$1.93	0	$0	0.00%	7.9%
12/31/2024	1.74	0	0	0.50%	12.6%	12/31/2024	1.76	0	0	0.25%	12.9%	12/31/2024	1.79	0	0	0.00%	13.2%
12/31/2023	1.54	0	0	0.50%	30.6%	12/31/2023	1.56	0	0	0.25%	30.9%	12/31/2023	1.58	0	0	0.00%	31.2%
12/31/2022	1.18	0	0	0.50%	-30.5%	12/31/2022	1.19	0	0	0.25%	-30.3%	12/31/2022	1.20	0	0	0.00%	-30.2%
12/31/2021	1.70	0	0	0.50%	-0.8%	12/31/2021	1.71	0	0	0.25%	-0.6%	12/31/2021	1.72	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Managed Income Fund R6 Class - 06-3TN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,443	$93,801	7,639
Receivables: investments sold	-
Payables: investments purchased	(50)
Net assets	$99,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,393	66,287	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$99,393	66,287

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,354
Mortality & expense charges			(1,118)
Net investment income (loss)			3,236

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			118
Net change in unrealized appreciation (depreciation)			4,711
Net gain (loss)			4,866

Increase (decrease) in net assets from operations			$8,102

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,236	$2,663
Net realized gain (loss)		37	37
Realized gain distributions		118	879
Net change in unrealized appreciation (depreciation)		4,711	(978)

Increase (decrease) in net assets from operations		8,102	2,601

Contract owner transactions:
Proceeds from units sold		12,156	11,217
Cost of units redeemed		(1)	-
Account charges		(468)	(389)
Increase (decrease)		11,687	10,828
Net increase (decrease)		19,789	13,429
Net assets, beginning		79,604	66,175
Net assets, ending		$99,393	$79,604

Units sold		8,611	8,226
Units redeemed		(323)	(283)
Net increase (decrease)		8,288	7,943
Units outstanding, beginning		57,999	50,056
Units outstanding, ending		66,287	57,999

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$141,732
Cost of units redeemed/account charges			(56,434)
Net investment income (loss)			7,389
Net realized gain (loss)			67
Realized gain distributions			997
Net change in unrealized appreciation (depreciation)			5,642
Net assets			$99,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	66	$99	1.25%	9.2%	12/31/2025	$1.53	0	$0	1.00%	9.5%	12/31/2025	$1.55	0	$0	0.75%	9.8%
12/31/2024	1.37	58	80	1.25%	3.8%	12/31/2024	1.39	0	0	1.00%	4.1%	12/31/2024	1.41	0	0	0.75%	4.3%
12/31/2023	1.32	50	66	1.25%	6.6%	12/31/2023	1.34	0	0	1.00%	6.9%	12/31/2023	1.35	0	0	0.75%	7.2%
12/31/2022	1.24	0	0	1.25%	-8.0%	12/31/2022	1.25	0	0	1.00%	-7.8%	12/31/2022	1.26	0	0	0.75%	-7.5%
12/31/2021	1.35	0	0	1.25%	14.1%	12/31/2021	1.36	0	0	1.00%	14.4%	12/31/2021	1.37	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	10.1%	12/31/2025	$1.61	0	$0	0.25%	10.3%	12/31/2025	$1.64	0	$0	0.00%	10.6%
12/31/2024	1.43	0	0	0.50%	4.6%	12/31/2024	1.46	0	0	0.25%	4.9%	12/31/2024	1.48	0	0	0.00%	5.1%
12/31/2023	1.37	0	0	0.50%	7.4%	12/31/2023	1.39	0	0	0.25%	7.7%	12/31/2023	1.41	0	0	0.00%	8.0%
12/31/2022	1.28	0	0	0.50%	-7.3%	12/31/2022	1.29	0	0	0.25%	-7.1%	12/31/2022	1.30	0	0	0.00%	-6.9%
12/31/2021	1.38	0	0	0.50%	15.0%	12/31/2021	1.39	0	0	0.25%	15.3%	12/31/2021	1.40	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.9%
2023	5.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Equity Income Fund R6 Class - 06-3T3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,199	$2,172	66
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,199	1,056	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$2,199	1,056

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$212
Mortality & expense charges			(123)
Net investment income (loss)			89

Gain (loss) on investments:
Net realized gain (loss)			(1,143)
Realized gain distributions			163
Net change in unrealized appreciation (depreciation)			246
Net gain (loss)			(734)

Increase (decrease) in net assets from operations			$(645)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89	$316
Net realized gain (loss)		(1,143)	6
Realized gain distributions		163	1,979
Net change in unrealized appreciation (depreciation)		246	1,325

Increase (decrease) in net assets from operations		(645)	3,626

Contract owner transactions:
Proceeds from units sold		2,318	1,836
Cost of units redeemed		(26,150)	-
Account charges		(5)	-
Increase (decrease)		(23,837)	1,836
Net increase (decrease)		(24,482)	5,462
Net assets, beginning		26,681	21,219
Net assets, ending		$2,199	$26,681

Units sold		1,224	1,040
Units redeemed		(15,006)	-
Net increase (decrease)		(13,782)	1,040
Units outstanding, beginning		14,838	13,798
Units outstanding, ending		1,056	14,838

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$142,706
Cost of units redeemed/account charges			(138,368)
Net investment income (loss)			973
Net realized gain (loss)			(7,142)
Realized gain distributions			4,003
Net change in unrealized appreciation (depreciation)			27
Net assets			$2,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	1	$2	1.25%	15.8%	12/31/2025	$2.12	0	$0	1.00%	16.1%	12/31/2025	$2.16	0	$0	0.75%	16.4%
12/31/2024	1.80	15	27	1.25%	16.9%	12/31/2024	1.83	0	0	1.00%	17.2%	12/31/2024	1.85	0	0	0.75%	17.5%
12/31/2023	1.54	14	21	1.25%	8.0%	12/31/2023	1.56	0	0	1.00%	8.3%	12/31/2023	1.58	0	0	0.75%	8.6%
12/31/2022	1.42	13	19	1.25%	-7.7%	12/31/2022	1.44	0	0	1.00%	-7.4%	12/31/2022	1.45	0	0	0.75%	-7.2%
12/31/2021	1.54	13	19	1.25%	24.1%	12/31/2021	1.55	0	0	1.00%	24.4%	12/31/2021	1.56	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	16.7%	12/31/2025	$2.23	0	$0	0.25%	17.0%	12/31/2025	$2.27	0	$0	0.00%	17.3%
12/31/2024	1.88	0	0	0.50%	17.8%	12/31/2024	1.91	0	0	0.25%	18.1%	12/31/2024	1.94	0	0	0.00%	18.4%
12/31/2023	1.60	0	0	0.50%	8.8%	12/31/2023	1.62	0	0	0.25%	9.1%	12/31/2023	1.64	0	0	0.00%	9.4%
12/31/2022	1.47	0	0	0.50%	-7.0%	12/31/2022	1.48	0	0	0.25%	-6.7%	12/31/2022	1.50	0	0	0.00%	-6.5%
12/31/2021	1.58	0	0	0.50%	25.0%	12/31/2021	1.59	0	0	0.25%	25.3%	12/31/2021	1.60	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.6%
2023	2.9%
2022	2.5%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	16.2%	12/31/2025	$1.46	0	$0	1.00%	16.5%	12/31/2025	$1.48	0	$0	0.75%	16.8%
12/31/2024	1.23	0	0	1.25%	7.5%	12/31/2024	1.25	0	0	1.00%	7.8%	12/31/2024	1.27	0	0	0.75%	8.0%
12/31/2023	1.15	0	0	1.25%	9.2%	12/31/2023	1.16	0	0	1.00%	9.5%	12/31/2023	1.18	0	0	0.75%	9.8%
12/31/2022	1.05	0	0	1.25%	-8.0%	12/31/2022	1.06	0	0	1.00%	-7.8%	12/31/2022	1.07	0	0	0.75%	-7.6%
12/31/2021	1.14	0	0	1.25%	10.3%	12/31/2021	1.15	0	0	1.00%	10.6%	12/31/2021	1.16	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	17.1%	12/31/2025	$1.54	0	$0	0.25%	17.4%	12/31/2025	$1.56	0	$0	0.00%	17.7%
12/31/2024	1.29	0	0	0.50%	8.3%	12/31/2024	1.31	0	0	0.25%	8.6%	12/31/2024	1.33	0	0	0.00%	8.9%
12/31/2023	1.19	0	0	0.50%	10.0%	12/31/2023	1.20	0	0	0.25%	10.3%	12/31/2023	1.22	0	0	0.00%	10.6%
12/31/2022	1.08	0	0	0.50%	-7.3%	12/31/2022	1.09	0	0	0.25%	-7.1%	12/31/2022	1.10	0	0	0.00%	-6.9%
12/31/2021	1.17	0	0	0.50%	11.1%	12/31/2021	1.18	0	0	0.25%	11.4%	12/31/2021	1.18	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin DynaTech Fund R6 Class - 06-3RY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,974,864	$4,636,264	30,046
Receivables: investments sold	42,304
Payables: investments purchased	-
Net assets	$6,017,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,017,168	2,145,494	$2.80
Band 100	-	-	2.85
Band 75	-	-	2.90
Band 50	-	-	2.95
Band 25	-	-	3.01
Band 0	-	-	3.06
Total	$6,017,168	2,145,494

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(72,431)
Net investment income (loss)			(72,431)

Gain (loss) on investments:
Net realized gain (loss)			322,396
Realized gain distributions			562,289
Net change in unrealized appreciation (depreciation)			(4,427)
Net gain (loss)			880,258

Increase (decrease) in net assets from operations			$807,827

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(72,431)	$(70,412)
Net realized gain (loss)		322,396	119,379
Realized gain distributions		562,289	-
Net change in unrealized appreciation (depreciation)		(4,427)	1,361,191

Increase (decrease) in net assets from operations		807,827	1,410,158

Contract owner transactions:
Proceeds from units sold		672,818	1,219,011
Cost of units redeemed		(1,674,724)	(1,228,526)
Account charges		(7,829)	(7,575)
Increase (decrease)		(1,009,735)	(17,090)
Net increase (decrease)		(201,908)	1,393,068
Net assets, beginning		6,219,076	4,826,008
Net assets, ending		$6,017,168	$6,219,076

Units sold		276,963	551,492
Units redeemed		(734,276)	(561,790)
Net increase (decrease)		(457,313)	(10,298)
Units outstanding, beginning		2,602,807	2,613,105
Units outstanding, ending		2,145,494	2,602,807

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,048,218
Cost of units redeemed/account charges			(9,034,463)
Net investment income (loss)			(283,818)
Net realized gain (loss)			327,795
Realized gain distributions			620,836
Net change in unrealized appreciation (depreciation)			1,338,600
Net assets			$6,017,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	2,145	$6,017	1.25%	17.4%	12/31/2025	$2.85	0	$0	1.00%	17.7%	12/31/2025	$2.90	0	$0	0.75%	18.0%
12/31/2024	2.39	2,603	6,219	1.25%	29.4%	12/31/2024	2.43	0	0	1.00%	29.7%	12/31/2024	2.46	0	0	0.75%	30.0%
12/31/2023	1.85	2,613	4,826	1.25%	43.1%	12/31/2023	1.87	0	0	1.00%	43.5%	12/31/2023	1.89	0	0	0.75%	43.8%
12/31/2022	1.29	2,542	3,280	1.25%	-40.8%	12/31/2022	1.30	0	0	1.00%	-40.7%	12/31/2022	1.32	0	0	0.75%	-40.5%
12/31/2021	2.18	1,991	4,341	1.25%	11.5%	12/31/2021	2.20	0	0	1.00%	11.8%	12/31/2021	2.21	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.95	0	$0	0.50%	18.3%	12/31/2025	$3.01	0	$0	0.25%	18.6%	12/31/2025	$3.06	0	$0	0.00%	18.9%
12/31/2024	2.50	0	0	0.50%	30.4%	12/31/2024	2.54	0	0	0.25%	30.7%	12/31/2024	2.57	0	0	0.00%	31.0%
12/31/2023	1.92	0	0	0.50%	44.2%	12/31/2023	1.94	0	0	0.25%	44.6%	12/31/2023	1.96	0	0	0.00%	44.9%
12/31/2022	1.33	0	0	0.50%	-40.4%	12/31/2022	1.34	0	0	0.25%	-40.2%	12/31/2022	1.36	0	0	0.00%	-40.1%
12/31/2021	2.23	0	0	0.50%	12.4%	12/31/2021	2.25	0	0	0.25%	12.7%	12/31/2021	2.26	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-4PN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(10)
Net investment income (loss)			(10)

Gain (loss) on investments:
Net realized gain (loss)			(49)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(205)
Net gain (loss)			(254)

Increase (decrease) in net assets from operations			$(264)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10)	$(36)
Net realized gain (loss)		(49)	(13)
Realized gain distributions		-	274
Net change in unrealized appreciation (depreciation)		(205)	373

Increase (decrease) in net assets from operations		(264)	598

Contract owner transactions:
Proceeds from units sold		-	501
Cost of units redeemed		(3,040)	(8)
Account charges		-	-
Increase (decrease)		(3,040)	493
Net increase (decrease)		(3,304)	1,091
Net assets, beginning		3,304	2,213
Net assets, ending		$-	$3,304

Units sold		-	410
Units redeemed		(2,417)	(6)
Net increase (decrease)		(2,417)	404
Units outstanding, beginning		2,417	2,013
Units outstanding, ending		-	2,417

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,662
Cost of units redeemed/account charges			(3,125)
Net investment income (loss)			(80)
Net realized gain (loss)			(73)
Realized gain distributions			616
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	7.0%	12/31/2025	$1.48	0	$0	1.00%	7.3%	12/31/2025	$1.50	0	$0	0.75%	7.5%
12/31/2024	1.37	2	3	1.25%	24.3%	12/31/2024	1.38	0	0	1.00%	24.7%	12/31/2024	1.40	0	0	0.75%	25.0%
12/31/2023	1.10	2	2	1.25%	38.5%	12/31/2023	1.11	0	0	1.00%	38.9%	12/31/2023	1.12	0	0	0.75%	39.2%
12/31/2022	0.79	2	1	1.25%	-37.6%	12/31/2022	0.80	0	0	1.00%	-37.5%	12/31/2022	0.80	0	0	0.75%	-37.3%
12/31/2021	1.27	1	1	1.25%	16.5%	12/31/2021	1.28	0	0	1.00%	16.8%	12/31/2021	1.28	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	7.8%	12/31/2025	$1.54	0	$0	0.25%	8.1%	12/31/2025	$1.56	0	$0	0.00%	8.3%
12/31/2024	1.41	0	0	0.50%	25.3%	12/31/2024	1.43	0	0	0.25%	25.6%	12/31/2024	1.44	0	0	0.00%	25.9%
12/31/2023	1.13	0	0	0.50%	39.6%	12/31/2023	1.13	0	0	0.25%	39.9%	12/31/2023	1.14	0	0	0.00%	40.3%
12/31/2022	0.81	0	0	0.50%	-37.2%	12/31/2022	0.81	0	0	0.25%	-37.0%	12/31/2022	0.82	0	0	0.00%	-36.8%
12/31/2021	1.28	0	0	0.50%	17.3%	12/31/2021	1.29	0	0	0.25%	17.6%	12/31/2021	1.29	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	1.4%	12/31/2025	$1.28	0	$0	1.00%	1.6%	12/31/2025	$1.30	0	$0	0.75%	1.9%
12/31/2024	1.25	0	0	1.25%	2.6%	12/31/2024	1.26	0	0	1.00%	2.9%	12/31/2024	1.27	0	0	0.75%	3.2%
12/31/2023	1.21	0	0	1.25%	9.2%	12/31/2023	1.22	0	0	1.00%	9.5%	12/31/2023	1.23	0	0	0.75%	9.8%
12/31/2022	1.11	0	0	1.25%	-26.2%	12/31/2022	1.12	0	0	1.00%	-26.0%	12/31/2022	1.12	0	0	0.75%	-25.9%
12/31/2021	1.51	0	0	1.25%	39.6%	12/31/2021	1.51	0	0	1.00%	39.9%	12/31/2021	1.51	0	0	0.75%	40.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	2.1%	12/31/2025	$1.33	0	$0	0.25%	2.4%	12/31/2025	$1.35	0	$0	0.00%	2.6%
12/31/2024	1.28	0	0	0.50%	3.4%	12/31/2024	1.30	0	0	0.25%	3.7%	12/31/2024	1.31	0	0	0.00%	3.9%
12/31/2023	1.24	0	0	0.50%	10.1%	12/31/2023	1.25	0	0	0.25%	10.3%	12/31/2023	1.26	0	0	0.00%	10.6%
12/31/2022	1.13	0	0	0.50%	-25.7%	12/31/2022	1.13	0	0	0.25%	-25.5%	12/31/2022	1.14	0	0	0.00%	-25.3%
12/31/2021	1.52	0	0	0.50%	40.6%	12/31/2021	1.52	0	0	0.25%	41.0%	12/31/2021	1.53	0	0	0.00%	41.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R Class - 06-915

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,384	$349,655	38,896
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$324,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,332	129,103	$1.90
Band 100	79,066	39,356	2.01
Band 75	-	-	2.12
Band 50	-	-	2.25
Band 25	-	-	2.37
Band 0	-	-	2.51
Total	$324,398	168,459

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,588
Mortality & expense charges			(6,147)
Net investment income (loss)			15,441

Gain (loss) on investments:
Net realized gain (loss)			(25,983)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,322
Net gain (loss)			16,339

Increase (decrease) in net assets from operations			$31,780

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,441	$18,584
Net realized gain (loss)		(25,983)	(8,795)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,322	(1,023)

Increase (decrease) in net assets from operations		31,780	8,766

Contract owner transactions:
Proceeds from units sold		16,970	34,876
Cost of units redeemed		(302,228)	(67,040)
Account charges		(55)	(65)
Increase (decrease)		(285,313)	(32,229)
Net increase (decrease)		(253,533)	(23,463)
Net assets, beginning		577,931	601,394
Net assets, ending		$324,398	$577,931

Units sold		9,169	19,501
Units redeemed		(159,757)	(37,862)
Net increase (decrease)		(150,588)	(18,361)
Units outstanding, beginning		319,047	337,408
Units outstanding, ending		168,459	319,047

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,145,797
Cost of units redeemed/account charges			(25,655,354)
Net investment income (loss)			1,951,069
Net realized gain (loss)			(191,731)
Realized gain distributions			99,888
Net change in unrealized appreciation (depreciation)			(25,271)
Net assets			$324,398

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	129	$245	1.25%	5.6%	12/31/2025	$2.01	39	$79	1.00%	5.9%	12/31/2025	$2.12	0	$0	0.75%	6.2%
12/31/2024	1.80	278	501	1.25%	1.6%	12/31/2024	1.90	41	77	1.00%	1.9%	12/31/2024	2.00	0	0	0.75%	2.1%
12/31/2023	1.77	292	517	1.25%	6.7%	12/31/2023	1.86	45	84	1.00%	7.0%	12/31/2023	1.96	0	0	0.75%	7.2%
12/31/2022	1.66	312	518	1.25%	-12.0%	12/31/2022	1.74	47	82	1.00%	-11.8%	12/31/2022	1.83	0	0	0.75%	-11.5%
12/31/2021	1.88	341	643	1.25%	0.6%	12/31/2021	1.97	48	94	1.00%	0.9%	12/31/2021	2.06	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	6.4%	12/31/2025	$2.37	0	$0	0.25%	6.7%	12/31/2025	$2.51	0	$0	0.00%	7.0%
12/31/2024	2.11	0	0	0.50%	2.4%	12/31/2024	2.22	0	0	0.25%	2.7%	12/31/2024	2.35	0	0	0.00%	2.9%
12/31/2023	2.06	0	0	0.50%	7.5%	12/31/2023	2.17	0	0	0.25%	7.8%	12/31/2023	2.28	0	0	0.00%	8.0%
12/31/2022	1.92	0	0	0.50%	-11.3%	12/31/2022	2.01	0	0	0.25%	-11.1%	12/31/2022	2.11	0	0	0.00%	-10.9%
12/31/2021	2.16	0	0	0.50%	1.4%	12/31/2021	2.26	0	0	0.25%	1.6%	12/31/2021	2.37	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	4.4%
2023	4.5%
2022	3.7%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund A Class - 06-313

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$130,332	$120,164	4,623
Receivables: investments sold	229
Payables: investments purchased	-
Net assets	$130,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,561	81,316	$1.61
Band 100	-	-	1.68
Band 75	-	-	1.76
Band 50	-	-	1.85
Band 25	-	-	1.93
Band 0	-	-	2.03
Total	$130,561	81,316

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$748
Mortality & expense charges			(1,317)
Net investment income (loss)			(569)

Gain (loss) on investments:
Net realized gain (loss)			4,298
Realized gain distributions			15,592
Net change in unrealized appreciation (depreciation)			2,030
Net gain (loss)			21,920

Increase (decrease) in net assets from operations			$21,351

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(569)	$(126)
Net realized gain (loss)		4,298	1,115
Realized gain distributions		15,592	1,398
Net change in unrealized appreciation (depreciation)		2,030	287

Increase (decrease) in net assets from operations		21,351	2,674

Contract owner transactions:
Proceeds from units sold		54,776	17,788
Cost of units redeemed		(23,065)	(6,282)
Account charges		-	-
Increase (decrease)		31,711	11,506
Net increase (decrease)		53,062	14,180
Net assets, beginning		77,499	63,319
Net assets, ending		$130,561	$77,499

Units sold		38,675	13,624
Units redeemed		(16,270)	(4,818)
Net increase (decrease)		22,405	8,806
Units outstanding, beginning		58,911	50,105
Units outstanding, ending		81,316	58,911

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,778,707
Cost of units redeemed/account charges			(5,471,391)
Net investment income (loss)			55,792
Net realized gain (loss)			(2,309,729)
Realized gain distributions			67,014
Net change in unrealized appreciation (depreciation)			10,168
Net assets			$130,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	81	$131	1.25%	22.1%	12/31/2025	$1.68	0	$0	1.00%	22.4%	12/31/2025	$1.76	0	$0	0.75%	22.7%
12/31/2024	1.32	59	77	1.25%	4.1%	12/31/2024	1.37	0	0	1.00%	4.4%	12/31/2024	1.44	0	0	0.75%	4.6%
12/31/2023	1.26	50	63	1.25%	19.5%	12/31/2023	1.32	0	0	1.00%	19.8%	12/31/2023	1.37	0	0	0.75%	20.1%
12/31/2022	1.06	50	53	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.14	0	0	0.75%	-12.4%
12/31/2021	1.21	43	52	1.25%	3.8%	12/31/2021	1.26	0	0	1.00%	4.1%	12/31/2021	1.30	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	23.0%	12/31/2025	$1.93	0	$0	0.25%	23.3%	12/31/2025	$2.03	0	$0	0.00%	23.6%
12/31/2024	1.50	0	0	0.50%	4.9%	12/31/2024	1.57	0	0	0.25%	5.2%	12/31/2024	1.64	0	0	0.00%	5.4%
12/31/2023	1.43	0	0	0.50%	20.4%	12/31/2023	1.49	0	0	0.25%	20.7%	12/31/2023	1.56	0	0	0.00%	21.0%
12/31/2022	1.19	0	0	0.50%	-12.1%	12/31/2022	1.24	0	0	0.25%	-11.9%	12/31/2022	1.29	0	0	0.00%	-11.7%
12/31/2021	1.35	0	0	0.50%	4.6%	12/31/2021	1.40	0	0	0.25%	4.9%	12/31/2021	1.46	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	1.2%
2023	1.2%
2022	0.9%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap Inst Class - 06-6TR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,614	$324,427	8,407
Receivables: investments sold	13,818
Payables: investments purchased	-
Net assets	$334,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334,432	296,456	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$334,432	296,456

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$842
Mortality & expense charges			(3,847)
Net investment income (loss)			(3,005)

Gain (loss) on investments:
Net realized gain (loss)			1,400
Realized gain distributions			21,659
Net change in unrealized appreciation (depreciation)			(8,437)
Net gain (loss)			14,622

Increase (decrease) in net assets from operations			$11,617

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,005)	$(102,337)
Net realized gain (loss)		1,400	507,070
Realized gain distributions		21,659	21,561
Net change in unrealized appreciation (depreciation)		(8,437)	4,624

Increase (decrease) in net assets from operations		11,617	430,918

Contract owner transactions:
Proceeds from units sold		44,187	22,102,138
Cost of units redeemed		(16,359)	(22,219,409)
Account charges		(2,051)	(16,609)
Increase (decrease)		25,777	(133,880)
Net increase (decrease)		37,394	297,038
Net assets, beginning		297,038	-
Net assets, ending		$334,432	$297,038

Units sold		40,629	22,650,764
Units redeemed		(16,211)	(22,378,726)
Net increase (decrease)		24,418	272,038
Units outstanding, beginning		272,038	-
Units outstanding, ending		296,456	272,038

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,146,325
Cost of units redeemed/account charges			(22,254,428)
Net investment income (loss)			(105,342)
Net realized gain (loss)			508,470
Realized gain distributions			43,220
Net change in unrealized appreciation (depreciation)			(3,813)
Net assets			$334,432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	296	$334	1.25%	3.3%	12/31/2025	$1.13	0	$0	1.00%	3.6%	12/31/2025	$1.14	0	$0	0.75%	3.8%
12/31/2024	1.09	272	297	1.25%	8.9%	12/31/2024	1.09	0	0	1.00%	9.2%	12/31/2024	1.10	0	0	0.75%	9.4%
12/31/2023	1.00	0	0	1.25%	0.3%	12/31/2023	1.00	0	0	1.00%	0.3%	12/31/2023	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	4.1%	12/31/2025	$1.15	0	$0	0.25%	4.4%	12/31/2025	$1.16	0	$0	0.00%	4.6%
12/31/2024	1.10	0	0	0.50%	9.7%	12/31/2024	1.10	0	0	0.25%	10.0%	12/31/2024	1.11	0	0	0.00%	10.3%
12/31/2023	1.00	0	0	0.50%	0.3%	12/31/2023	1.00	0	0	0.25%	0.3%	12/31/2023	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.7%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Select Institutional Class - 06-6NT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	1.25%	5.9%	12/31/2025	$1.33	0	$0	1.00%	6.2%	12/31/2025	$1.34	0	$0	0.75%	6.5%
12/31/2024	1.25	0	0	1.25%	20.0%	12/31/2024	1.26	0	0	1.00%	20.3%	12/31/2024	1.26	0	0	0.75%	20.6%
12/31/2023	1.04	0	0	1.25%	4.2%	12/31/2023	1.04	0	0	1.00%	4.3%	12/31/2023	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	6.7%	12/31/2025	$1.36	0	$0	0.25%	7.0%	12/31/2025	$1.37	0	$0	0.00%	7.3%
12/31/2024	1.26	0	0	0.50%	20.9%	12/31/2024	1.27	0	0	0.25%	21.2%	12/31/2024	1.27	0	0	0.00%	21.5%
12/31/2023	1.05	0	0	0.50%	4.6%	12/31/2023	1.05	0	0	0.25%	4.7%	12/31/2023	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Convertible Securities Fund Class R6 Class - 06-74K (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	1.25%	12.5%	12/31/2025	$1.17	0	$0	1.00%	12.7%	12/31/2025	$1.17	0	$0	0.75%	13.0%
12/31/2024	1.04	0	0	1.25%	3.7%	12/31/2024	1.04	0	0	1.00%	3.7%	12/31/2024	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	13.3%	12/31/2025	$1.18	0	$0	0.25%	13.6%	12/31/2025	$1.18	0	$0	0.00%	13.9%
12/31/2024	1.04	0	0	0.50%	3.8%	12/31/2024	1.04	0	0	0.25%	3.9%	12/31/2024	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Gld & Precs Mtls Adv Advisor Class - 06-7FF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.64
Band 75	-	-	1.64
Band 50	-	-	1.64
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	1.25%	63.8%	12/31/2025	$1.64	0	$0	1.00%	63.9%	12/31/2025	$1.64	0	$0	0.75%	64.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	64.2%	12/31/2025	$1.64	0	$0	0.25%	64.4%	12/31/2025	$1.65	0	$0	0.00%	64.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Total Return Bond Fund Institutional Class - 06-GKX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,796	$5,832	606
Receivables: investments sold	81
Payables: investments purchased	-
Net assets	$5,877

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,877	4,907	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$5,877	4,907

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,701
Mortality & expense charges			(687)
Net investment income (loss)			2,014

Gain (loss) on investments:
Net realized gain (loss)			927
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			155
Net gain (loss)			1,082

Increase (decrease) in net assets from operations			$3,096

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,014	$1,626
Net realized gain (loss)		927	9
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		155	(191)

Increase (decrease) in net assets from operations		3,096	1,444

Contract owner transactions:
Proceeds from units sold		15,069	65,528
Cost of units redeemed		(77,400)	(1,787)
Account charges		(36)	(37)
Increase (decrease)		(62,367)	63,704
Net increase (decrease)		(59,271)	65,148
Net assets, beginning		65,148	-
Net assets, ending		$5,877	$65,148

Units sold		12,833	58,414
Units redeemed		(64,742)	(1,598)
Net increase (decrease)		(51,909)	56,816
Units outstanding, beginning		56,816	-
Units outstanding, ending		4,907	56,816

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$111,595
Cost of units redeemed/account charges			(110,209)
Net investment income (loss)			3,621
Net realized gain (loss)			906
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36)
Net assets			$5,877

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	5	$6	1.25%	4.5%	12/31/2025	$1.22	0	$0	1.00%	4.7%	12/31/2025	$1.25	0	$0	0.75%	5.0%
12/31/2024	1.15	57	65	1.25%	5.1%	12/31/2024	1.17	0	0	1.00%	5.4%	12/31/2024	1.19	0	0	0.75%	5.6%
12/31/2023	1.09	0	0	1.25%	7.3%	12/31/2023	1.11	0	0	1.00%	7.6%	12/31/2023	1.12	0	0	0.75%	7.8%
12/31/2022	1.02	0	0	1.25%	-6.5%	12/31/2022	1.03	0	0	1.00%	-6.2%	12/31/2022	1.04	0	0	0.75%	-6.0%
12/31/2021	1.09	0	0	1.25%	2.2%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.11	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	5.2%	12/31/2025	$1.30	0	$0	0.25%	5.5%	12/31/2025	$1.32	0	$0	0.00%	5.8%
12/31/2024	1.21	0	0	0.50%	5.9%	12/31/2024	1.23	0	0	0.25%	6.2%	12/31/2024	1.25	0	0	0.00%	6.4%
12/31/2023	1.14	0	0	0.50%	8.1%	12/31/2023	1.16	0	0	0.25%	8.4%	12/31/2023	1.18	0	0	0.00%	8.6%
12/31/2022	1.06	0	0	0.50%	-5.8%	12/31/2022	1.07	0	0	0.25%	-5.5%	12/31/2022	1.08	0	0	0.00%	-5.3%
12/31/2021	1.12	0	0	0.50%	2.9%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.6%
2024	6.5%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Credit Fund Institutional Class - 06-GKV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	1.25%	4.1%	12/31/2025	$1.32	0	$0	1.00%	4.4%	12/31/2025	$1.35	0	$0	0.75%	4.7%
12/31/2024	1.24	0	0	1.25%	6.9%	12/31/2024	1.27	0	0	1.00%	7.2%	12/31/2024	1.29	0	0	0.75%	7.4%
12/31/2023	1.16	0	0	1.25%	10.2%	12/31/2023	1.18	0	0	1.00%	10.5%	12/31/2023	1.20	0	0	0.75%	10.8%
12/31/2022	1.06	0	0	1.25%	-8.7%	12/31/2022	1.07	0	0	1.00%	-8.5%	12/31/2022	1.08	0	0	0.75%	-8.3%
12/31/2021	1.16	0	0	1.25%	4.0%	12/31/2021	1.17	0	0	1.00%	4.3%	12/31/2021	1.18	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	0.50%	4.9%	12/31/2025	$1.40	0	$0	0.25%	5.2%	12/31/2025	$1.43	0	$0	0.00%	5.5%
12/31/2024	1.31	0	0	0.50%	7.7%	12/31/2024	1.33	0	0	0.25%	8.0%	12/31/2024	1.36	0	0	0.00%	8.2%
12/31/2023	1.22	0	0	0.50%	11.0%	12/31/2023	1.24	0	0	0.25%	11.3%	12/31/2023	1.26	0	0	0.00%	11.6%
12/31/2022	1.10	0	0	0.50%	-8.1%	12/31/2022	1.11	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.19	0	0	0.50%	4.8%	12/31/2021	1.20	0	0	0.25%	5.1%	12/31/2021	1.22	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.08
Band 100	-	-	3.14
Band 75	-	-	3.20
Band 50	-	-	3.27
Band 25	-	-	3.33
Band 0	-	-	3.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.08	0	$0	1.25%	13.7%	12/31/2025	$3.14	0	$0	1.00%	14.0%	12/31/2025	$3.20	0	$0	0.75%	14.3%
12/31/2024	2.70	0	0	1.25%	28.4%	12/31/2024	2.75	0	0	1.00%	28.7%	12/31/2024	2.80	0	0	0.75%	29.0%
12/31/2023	2.11	0	0	1.25%	43.4%	12/31/2023	2.14	0	0	1.00%	43.8%	12/31/2023	2.17	0	0	0.75%	44.2%
12/31/2022	1.47	0	0	1.25%	-32.6%	12/31/2022	1.49	0	0	1.00%	-32.4%	12/31/2022	1.51	0	0	0.75%	-32.2%
12/31/2021	2.18	0	0	1.25%	23.9%	12/31/2021	2.20	0	0	1.00%	24.2%	12/31/2021	2.22	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.27	0	$0	0.50%	14.6%	12/31/2025	$3.33	0	$0	0.25%	14.9%	12/31/2025	$3.40	0	$0	0.00%	15.2%
12/31/2024	2.85	0	0	0.50%	29.3%	12/31/2024	2.90	0	0	0.25%	29.6%	12/31/2024	2.95	0	0	0.00%	30.0%
12/31/2023	2.20	0	0	0.50%	44.5%	12/31/2023	2.24	0	0	0.25%	44.9%	12/31/2023	2.27	0	0	0.00%	45.2%
12/31/2022	1.53	0	0	0.50%	-32.1%	12/31/2022	1.54	0	0	0.25%	-31.9%	12/31/2022	1.56	0	0	0.00%	-31.7%
12/31/2021	2.25	0	0	0.50%	24.8%	12/31/2021	2.27	0	0	0.25%	25.1%	12/31/2021	2.29	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Service Class - 06-251

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,773	$128,737	7,333
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$147,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,922	63,351	$2.33
Band 100	-	-	2.45
Band 75	-	-	2.57
Band 50	-	-	2.70
Band 25	-	-	2.83
Band 0	-	-	2.97
Total	$147,922	63,351

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,633
Mortality & expense charges			(1,667)
Net investment income (loss)			1,966

Gain (loss) on investments:
Net realized gain (loss)			2,146
Realized gain distributions			11,740
Net change in unrealized appreciation (depreciation)			5,965
Net gain (loss)			19,851

Increase (decrease) in net assets from operations			$21,817

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,966	$1,841
Net realized gain (loss)		2,146	8,753
Realized gain distributions		11,740	4,740
Net change in unrealized appreciation (depreciation)		5,965	1,457

Increase (decrease) in net assets from operations		21,817	16,791

Contract owner transactions:
Proceeds from units sold		17,161	13,375
Cost of units redeemed		(10,269)	(47,137)
Account charges		(15)	(80)
Increase (decrease)		6,877	(33,842)
Net increase (decrease)		28,694	(17,051)
Net assets, beginning		119,228	136,279
Net assets, ending		$147,922	$119,228

Units sold		8,325	6,982
Units redeemed		(4,812)	(24,088)
Net increase (decrease)		3,513	(17,106)
Units outstanding, beginning		59,838	76,944
Units outstanding, ending		63,351	59,838

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$353,603
Cost of units redeemed/account charges			(312,474)
Net investment income (loss)			18,022
Net realized gain (loss)			39,579
Realized gain distributions			30,156
Net change in unrealized appreciation (depreciation)			19,036
Net assets			$147,922

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	63	$148	1.25%	17.2%	12/31/2025	$2.45	0	$0	1.00%	17.5%	12/31/2025	$2.57	0	$0	0.75%	17.8%
12/31/2024	1.99	60	119	1.25%	12.5%	12/31/2024	2.09	0	0	1.00%	12.8%	12/31/2024	2.18	0	0	0.75%	13.1%
12/31/2023	1.77	77	136	1.25%	15.8%	12/31/2023	1.85	0	0	1.00%	16.1%	12/31/2023	1.93	0	0	0.75%	16.4%
12/31/2022	1.53	108	166	1.25%	-18.3%	12/31/2022	1.59	0	0	1.00%	-18.1%	12/31/2022	1.66	0	0	0.75%	-17.9%
12/31/2021	1.87	119	223	1.25%	15.0%	12/31/2021	1.94	0	0	1.00%	15.3%	12/31/2021	2.02	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	0	$0	0.50%	18.1%	12/31/2025	$2.83	0	$0	0.25%	18.4%	12/31/2025	$2.97	0	$0	0.00%	18.7%
12/31/2024	2.28	0	0	0.50%	13.4%	12/31/2024	2.39	0	0	0.25%	13.6%	12/31/2024	2.50	0	0	0.00%	13.9%
12/31/2023	2.01	0	0	0.50%	16.7%	12/31/2023	2.10	0	0	0.25%	16.9%	12/31/2023	2.20	0	0	0.00%	17.2%
12/31/2022	1.73	0	0	0.50%	-17.7%	12/31/2022	1.80	0	0	0.25%	-17.5%	12/31/2022	1.87	0	0	0.00%	-17.3%
12/31/2021	2.10	0	0	0.50%	15.8%	12/31/2021	2.18	0	0	0.25%	16.1%	12/31/2021	2.26	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.8%
2023	1.1%
2022	2.9%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,208	$27,953	1,537
Receivables: investments sold	-
Payables: investments purchased	(99)
Net assets	$31,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,109	12,112	$2.57
Band 100	-	-	2.69
Band 75	-	-	2.83
Band 50	-	-	2.97
Band 25	-	-	3.11
Band 0	-	-	3.26
Total	$31,109	12,112

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$913
Mortality & expense charges			(330)
Net investment income (loss)			583

Gain (loss) on investments:
Net realized gain (loss)			70
Realized gain distributions			2,450
Net change in unrealized appreciation (depreciation)			1,335
Net gain (loss)			3,855

Increase (decrease) in net assets from operations			$4,438

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583	$286
Net realized gain (loss)		70	5,343
Realized gain distributions		2,450	876
Net change in unrealized appreciation (depreciation)		1,335	(963)

Increase (decrease) in net assets from operations		4,438	5,542

Contract owner transactions:
Proceeds from units sold		4,351	5,862
Cost of units redeemed		(259)	(25,219)
Account charges		(72)	(101)
Increase (decrease)		4,020	(19,458)
Net increase (decrease)		8,458	(13,916)
Net assets, beginning		22,651	36,567
Net assets, ending		$31,109	$22,651

Units sold		1,859	2,823
Units redeemed		(135)	(11,401)
Net increase (decrease)		1,724	(8,578)
Units outstanding, beginning		10,388	18,966
Units outstanding, ending		12,112	10,388

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$486,363
Cost of units redeemed/account charges			(450,341)
Net investment income (loss)			22,011
Net realized gain (loss)			(51,847)
Realized gain distributions			21,668
Net change in unrealized appreciation (depreciation)			3,255
Net assets			$31,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	12	$31	1.25%	17.8%	12/31/2025	$2.69	0	$0	1.00%	18.1%	12/31/2025	$2.83	0	$0	0.75%	18.4%
12/31/2024	2.18	10	23	1.25%	13.1%	12/31/2024	2.28	0	0	1.00%	13.4%	12/31/2024	2.39	0	0	0.75%	13.7%
12/31/2023	1.93	19	37	1.25%	16.4%	12/31/2023	2.01	0	0	1.00%	16.7%	12/31/2023	2.10	0	0	0.75%	16.9%
12/31/2022	1.66	61	101	1.25%	-17.9%	12/31/2022	1.73	0	0	1.00%	-17.7%	12/31/2022	1.80	0	0	0.75%	-17.5%
12/31/2021	2.02	41	82	1.25%	15.6%	12/31/2021	2.10	0	0	1.00%	15.9%	12/31/2021	2.18	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.97	0	$0	0.50%	18.7%	12/31/2025	$3.11	0	$0	0.25%	19.0%	12/31/2025	$3.26	0	$0	0.00%	19.3%
12/31/2024	2.50	0	0	0.50%	13.9%	12/31/2024	2.62	0	0	0.25%	14.2%	12/31/2024	2.74	0	0	0.00%	14.5%
12/31/2023	2.19	0	0	0.50%	17.2%	12/31/2023	2.29	0	0	0.25%	17.5%	12/31/2023	2.39	0	0	0.00%	17.8%
12/31/2022	1.87	0	0	0.50%	-17.3%	12/31/2022	1.95	0	0	0.25%	-17.1%	12/31/2022	2.03	0	0	0.00%	-16.9%
12/31/2021	2.26	0	0	0.50%	16.4%	12/31/2021	2.35	0	0	0.25%	16.7%	12/31/2021	2.44	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	2.7%
2023	0.9%
2022	4.3%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Service Class - 06-368

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$431,723	$362,270	24,521
Receivables: investments sold	5,494
Payables: investments purchased	-
Net assets	$437,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,217	259,503	$1.68
Band 100	-	-	1.76
Band 75	-	-	1.84
Band 50	-	-	1.93
Band 25	-	-	2.02
Band 0	-	-	2.11
Total	$437,217	259,503

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,398
Mortality & expense charges			(3,858)
Net investment income (loss)			1,540

Gain (loss) on investments:
Net realized gain (loss)			2,807
Realized gain distributions			25,163
Net change in unrealized appreciation (depreciation)			71,473
Net gain (loss)			99,443

Increase (decrease) in net assets from operations			$100,983

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,540	$(2,244)
Net realized gain (loss)		2,807	85,841
Realized gain distributions		25,163	3,273
Net change in unrealized appreciation (depreciation)		71,473	(38,099)

Increase (decrease) in net assets from operations		100,983	48,771

Contract owner transactions:
Proceeds from units sold		259,731	194,732
Cost of units redeemed		(24,101)	(574,853)
Account charges		(449)	(849)
Increase (decrease)		235,181	(380,970)
Net increase (decrease)		336,164	(332,199)
Net assets, beginning		101,053	433,252
Net assets, ending		$437,217	$101,053

Units sold		191,603	164,079
Units redeemed		(15,053)	(452,236)
Net increase (decrease)		176,550	(288,157)
Units outstanding, beginning		82,953	371,110
Units outstanding, ending		259,503	82,953

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,567,025
Cost of units redeemed/account charges			(2,416,037)
Net investment income (loss)			31,974
Net realized gain (loss)			145,451
Realized gain distributions			39,351
Net change in unrealized appreciation (depreciation)			69,453
Net assets			$437,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	260	$437	1.25%	38.3%	12/31/2025	$1.76	0	$0	1.00%	38.7%	12/31/2025	$1.84	0	$0	0.75%	39.0%
12/31/2024	1.22	83	101	1.25%	4.3%	12/31/2024	1.27	0	0	1.00%	4.6%	12/31/2024	1.33	0	0	0.75%	4.9%
12/31/2023	1.17	371	433	1.25%	18.8%	12/31/2023	1.22	0	0	1.00%	19.1%	12/31/2023	1.27	0	0	0.75%	19.4%
12/31/2022	0.98	319	313	1.25%	-16.4%	12/31/2022	1.02	0	0	1.00%	-16.2%	12/31/2022	1.06	0	0	0.75%	-16.0%
12/31/2021	1.18	315	370	1.25%	9.8%	12/31/2021	1.22	0	0	1.00%	10.1%	12/31/2021	1.26	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	39.3%	12/31/2025	$2.02	0	$0	0.25%	39.7%	12/31/2025	$2.11	0	$0	0.00%	40.0%
12/31/2024	1.39	0	0	0.50%	5.1%	12/31/2024	1.45	0	0	0.25%	5.4%	12/31/2024	1.51	0	0	0.00%	5.7%
12/31/2023	1.32	0	0	0.50%	19.7%	12/31/2023	1.37	0	0	0.25%	20.0%	12/31/2023	1.43	0	0	0.00%	20.3%
12/31/2022	1.10	0	0	0.50%	-15.8%	12/31/2022	1.14	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.31	0	0	0.50%	10.6%	12/31/2021	1.35	0	0	0.25%	10.9%	12/31/2021	1.40	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	0.7%
2023	2.7%
2022	3.2%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Institutional Class - 06-367

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,534,339	$1,203,419	83,534
Receivables: investments sold	-
Payables: investments purchased	(16,523)
Net assets	$1,517,816

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,517,816	822,438	$1.85
Band 100	-	-	1.93
Band 75	-	-	2.02
Band 50	-	-	2.11
Band 25	-	-	2.21
Band 0	-	-	2.32
Total	$1,517,816	822,438

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,963
Mortality & expense charges			(19,429)
Net investment income (loss)			6,534

Gain (loss) on investments:
Net realized gain (loss)			167,811
Realized gain distributions			85,911
Net change in unrealized appreciation (depreciation)			270,724
Net gain (loss)			524,446

Increase (decrease) in net assets from operations			$530,980

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,534	$18,070
Net realized gain (loss)		167,811	24,574
Realized gain distributions		85,911	52,053
Net change in unrealized appreciation (depreciation)		270,724	(18,331)

Increase (decrease) in net assets from operations		530,980	76,366

Contract owner transactions:
Proceeds from units sold		192,409	260,564
Cost of units redeemed		(854,637)	(204,595)
Account charges		(1,113)	(711)
Increase (decrease)		(663,341)	55,258
Net increase (decrease)		(132,361)	131,624
Net assets, beginning		1,650,177	1,518,553
Net assets, ending		$1,517,816	$1,650,177

Units sold		118,181	194,942
Units redeemed		(538,538)	(152,101)
Net increase (decrease)		(420,357)	42,841
Units outstanding, beginning		1,242,795	1,199,954
Units outstanding, ending		822,438	1,242,795

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,865,619
Cost of units redeemed/account charges			(8,279,483)
Net investment income (loss)			231,852
Net realized gain (loss)			133,743
Realized gain distributions			235,165
Net change in unrealized appreciation (depreciation)			330,920
Net assets			$1,517,816

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	822	$1,518	1.25%	39.0%	12/31/2025	$1.93	0	$0	1.00%	39.3%	12/31/2025	$2.02	0	$0	0.75%	39.7%
12/31/2024	1.33	1,243	1,650	1.25%	4.9%	12/31/2024	1.39	0	0	1.00%	5.2%	12/31/2024	1.45	0	0	0.75%	5.5%
12/31/2023	1.27	1,200	1,519	1.25%	19.3%	12/31/2023	1.32	0	0	1.00%	19.6%	12/31/2023	1.37	0	0	0.75%	19.9%
12/31/2022	1.06	712	755	1.25%	-16.0%	12/31/2022	1.10	0	0	1.00%	-15.8%	12/31/2022	1.14	0	0	0.75%	-15.6%
12/31/2021	1.26	2,653	3,350	1.25%	10.4%	12/31/2021	1.31	0	0	1.00%	10.6%	12/31/2021	1.35	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	0	$0	0.50%	40.0%	12/31/2025	$2.21	0	$0	0.25%	40.4%	12/31/2025	$2.32	0	$0	0.00%	40.7%
12/31/2024	1.51	0	0	0.50%	5.7%	12/31/2024	1.58	0	0	0.25%	6.0%	12/31/2024	1.64	0	0	0.00%	6.2%
12/31/2023	1.43	0	0	0.50%	20.2%	12/31/2023	1.49	0	0	0.25%	20.5%	12/31/2023	1.55	0	0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.28	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	11.2%	12/31/2021	1.45	0	0	0.25%	11.5%	12/31/2021	1.51	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.5%
2023	3.7%
2022	1.4%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.31
Band 100	-	-	2.38
Band 75	-	-	2.45
Band 50	-	-	2.52
Band 25	-	-	2.59
Band 0	-	-	2.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$433,668
Cost of units redeemed/account charges			(443,483)
Net investment income (loss)			(557)
Net realized gain (loss)			(5,161)
Realized gain distributions			15,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	0	$0	1.25%	13.3%	12/31/2025	$2.38	0	$0	1.00%	13.6%	12/31/2025	$2.45	0	$0	0.75%	13.9%
12/31/2024	2.04	0	0	1.25%	15.7%	12/31/2024	2.09	0	0	1.00%	16.0%	12/31/2024	2.15	0	0	0.75%	16.3%
12/31/2023	1.76	0	0	1.25%	9.1%	12/31/2023	1.80	0	0	1.00%	9.4%	12/31/2023	1.85	0	0	0.75%	9.6%
12/31/2022	1.61	0	0	1.25%	-9.9%	12/31/2022	1.65	0	0	1.00%	-9.7%	12/31/2022	1.68	0	0	0.75%	-9.5%
12/31/2021	1.79	0	0	1.25%	27.0%	12/31/2021	1.82	0	0	1.00%	27.3%	12/31/2021	1.86	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	0	$0	0.50%	14.2%	12/31/2025	$2.59	0	$0	0.25%	14.5%	12/31/2025	$2.67	0	$0	0.00%	14.8%
12/31/2024	2.20	0	0	0.50%	16.6%	12/31/2024	2.26	0	0	0.25%	16.9%	12/31/2024	2.32	0	0	0.00%	17.2%
12/31/2023	1.89	0	0	0.50%	9.9%	12/31/2023	1.94	0	0	0.25%	10.2%	12/31/2023	1.98	0	0	0.00%	10.5%
12/31/2022	1.72	0	0	0.50%	-9.2%	12/31/2022	1.76	0	0	0.25%	-9.0%	12/31/2022	1.79	0	0	0.00%	-8.8%
12/31/2021	1.89	0	0	0.50%	27.9%	12/31/2021	1.93	0	0	0.25%	28.3%	12/31/2021	1.97	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,784	$7,439	355
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$8,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,784	3,645	$2.41
Band 100	-	-	2.48
Band 75	-	-	2.55
Band 50	-	-	2.63
Band 25	-	-	2.70
Band 0	-	-	2.78
Total	$8,784	3,645

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$98
Mortality & expense charges			(101)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			521
Net change in unrealized appreciation (depreciation)			526
Net gain (loss)			1,063

Increase (decrease) in net assets from operations			$1,060

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$(7)
Net realized gain (loss)		16	17
Realized gain distributions		521	939
Net change in unrealized appreciation (depreciation)		526	127

Increase (decrease) in net assets from operations		1,060	1,076

Contract owner transactions:
Proceeds from units sold		2	16
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2	16
Net increase (decrease)		1,062	1,092
Net assets, beginning		7,722	6,630
Net assets, ending		$8,784	$7,722

Units sold		-	8
Units redeemed		-	-
Net increase (decrease)		-	8
Units outstanding, beginning		3,645	3,637
Units outstanding, ending		3,645	3,645

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,866,556
Cost of units redeemed/account charges			(7,598,836)
Net investment income (loss)			76,554
Net realized gain (loss)			471,256
Realized gain distributions			191,909
Net change in unrealized appreciation (depreciation)			1,345
Net assets			$8,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	4	$9	1.25%	13.8%	12/31/2025	$2.48	0	$0	1.00%	14.0%	12/31/2025	$2.55	0	$0	0.75%	14.3%
12/31/2024	2.12	4	8	1.25%	16.2%	12/31/2024	2.18	0	0	1.00%	16.5%	12/31/2024	2.23	0	0	0.75%	16.8%
12/31/2023	1.82	4	7	1.25%	9.5%	12/31/2023	1.87	0	0	1.00%	9.8%	12/31/2023	1.91	0	0	0.75%	10.1%
12/31/2022	1.66	4	6	1.25%	-9.6%	12/31/2022	1.70	0	0	1.00%	-9.3%	12/31/2022	1.74	0	0	0.75%	-9.1%
12/31/2021	1.84	4	6	1.25%	27.5%	12/31/2021	1.88	0	0	1.00%	27.8%	12/31/2021	1.91	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	14.6%	12/31/2025	$2.70	0	$0	0.25%	14.9%	12/31/2025	$2.78	0	$0	0.00%	15.2%
12/31/2024	2.29	0	0	0.50%	17.1%	12/31/2024	2.35	0	0	0.25%	17.4%	12/31/2024	2.42	0	0	0.00%	17.7%
12/31/2023	1.96	0	0	0.50%	10.3%	12/31/2023	2.01	0	0	0.25%	10.6%	12/31/2023	2.05	0	0	0.00%	10.9%
12/31/2022	1.77	0	0	0.50%	-8.9%	12/31/2022	1.81	0	0	0.25%	-8.7%	12/31/2022	1.85	0	0	0.00%	-8.4%
12/31/2021	1.95	0	0	0.50%	28.4%	12/31/2021	1.98	0	0	0.25%	28.8%	12/31/2021	2.02	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.2%
2023	1.5%
2022	1.3%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Service Class - 06-253

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,316,556	$1,391,898	39,998
Receivables: investments sold	1,008
Payables: investments purchased	-
Net assets	$1,317,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$910,398	280,255	$3.25
Band 100	407,166	119,469	3.41
Band 75	-	-	3.58
Band 50	-	-	3.75
Band 25	-	-	3.94
Band 0	-	-	4.13
Total	$1,317,564	399,724

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,920
Mortality & expense charges			(15,890)
Net investment income (loss)			(5,970)

Gain (loss) on investments:
Net realized gain (loss)			10,744
Realized gain distributions			162,343
Net change in unrealized appreciation (depreciation)			(59,533)
Net gain (loss)			113,554

Increase (decrease) in net assets from operations			$107,584

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,970)	$(11,930)
Net realized gain (loss)		10,744	5,903
Realized gain distributions		162,343	83,630
Net change in unrealized appreciation (depreciation)		(59,533)	83,802

Increase (decrease) in net assets from operations		107,584	161,405

Contract owner transactions:
Proceeds from units sold		256,503	139,595
Cost of units redeemed		(393,900)	(713,249)
Account charges		(1,467)	(536)
Increase (decrease)		(138,864)	(574,190)
Net increase (decrease)		(31,280)	(412,785)
Net assets, beginning		1,348,844	1,761,629
Net assets, ending		$1,317,564	$1,348,844

Units sold		84,917	49,288
Units redeemed		(126,620)	(246,316)
Net increase (decrease)		(41,703)	(197,028)
Units outstanding, beginning		441,427	638,455
Units outstanding, ending		399,724	441,427

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,456,692
Cost of units redeemed/account charges			(27,677,835)
Net investment income (loss)			(356,991)
Net realized gain (loss)			(1,179,197)
Realized gain distributions			5,150,237
Net change in unrealized appreciation (depreciation)			(75,342)
Net assets			$1,317,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.25	280	$910	1.25%	7.7%	12/31/2025	$3.41	119	$407	1.00%	8.0%	12/31/2025	$3.58	0	$0	0.75%	8.3%
12/31/2024	3.02	314	945	1.25%	10.3%	12/31/2024	3.16	128	403	1.00%	10.6%	12/31/2024	3.30	0	0	0.75%	10.8%
12/31/2023	2.73	504	1,377	1.25%	9.9%	12/31/2023	2.85	135	385	1.00%	10.2%	12/31/2023	2.98	0	0	0.75%	10.4%
12/31/2022	2.49	493	1,228	1.25%	-11.9%	12/31/2022	2.59	154	400	1.00%	-11.6%	12/31/2022	2.70	0	0	0.75%	-11.4%
12/31/2021	2.82	546	1,541	1.25%	28.6%	12/31/2021	2.93	198	579	1.00%	28.9%	12/31/2021	3.05	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.75	0	$0	0.50%	8.6%	12/31/2025	$3.94	0	$0	0.25%	8.8%	12/31/2025	$4.13	0	$0	0.00%	9.1%
12/31/2024	3.46	0	0	0.50%	11.1%	12/31/2024	3.62	0	0	0.25%	11.4%	12/31/2024	3.78	0	0	0.00%	11.7%
12/31/2023	3.11	0	0	0.50%	10.7%	12/31/2023	3.25	0	0	0.25%	11.0%	12/31/2023	3.39	0	0	0.00%	11.3%
12/31/2022	2.81	0	0	0.50%	-11.2%	12/31/2022	2.93	0	0	0.25%	-11.0%	12/31/2022	3.05	0	0	0.00%	-10.8%
12/31/2021	3.16	0	0	0.50%	29.6%	12/31/2021	3.29	0	0	0.25%	29.9%	12/31/2021	3.41	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.5%
2023	0.4%
2022	0.3%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,226,022	$3,307,162	92,184
Receivables: investments sold	3,199
Payables: investments purchased	-
Net assets	$3,229,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,229,221	903,128	$3.58
Band 100	-	-	3.75
Band 75	-	-	3.94
Band 50	-	-	4.13
Band 25	-	-	4.33
Band 0	-	-	4.54
Total	$3,229,221	903,128

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$38,054
Mortality & expense charges			(37,426)
Net investment income (loss)			628

Gain (loss) on investments:
Net realized gain (loss)			15,846
Realized gain distributions			378,522
Net change in unrealized appreciation (depreciation)			(145,793)
Net gain (loss)			248,575

Increase (decrease) in net assets from operations			$249,203

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$628	$(6,171)
Net realized gain (loss)		15,846	47,600
Realized gain distributions		378,522	158,800
Net change in unrealized appreciation (depreciation)		(145,793)	85,646

Increase (decrease) in net assets from operations		249,203	285,875

Contract owner transactions:
Proceeds from units sold		542,088	470,105
Cost of units redeemed		(360,959)	(527,168)
Account charges		(675)	(1,054)
Increase (decrease)		180,454	(58,117)
Net increase (decrease)		429,657	227,758
Net assets, beginning		2,799,564	2,571,806
Net assets, ending		$3,229,221	$2,799,564

Units sold		162,938	145,181
Units redeemed		(107,773)	(160,335)
Net increase (decrease)		55,165	(15,154)
Units outstanding, beginning		847,963	863,117
Units outstanding, ending		903,128	847,963

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$82,877,594
Cost of units redeemed/account charges			(98,946,551)
Net investment income (loss)			(589,116)
Net realized gain (loss)			5,423,080
Realized gain distributions			14,545,354
Net change in unrealized appreciation (depreciation)			(81,140)
Net assets			$3,229,221

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.58	903	$3,229	1.25%	8.3%	12/31/2025	$3.75	0	$0	1.00%	8.6%	12/31/2025	$3.94	0	$0	0.75%	8.8%
12/31/2024	3.30	848	2,800	1.25%	10.8%	12/31/2024	3.45	0	0	1.00%	11.1%	12/31/2024	3.62	0	0	0.75%	11.4%
12/31/2023	2.98	863	2,572	1.25%	10.5%	12/31/2023	3.11	0	0	1.00%	10.7%	12/31/2023	3.25	0	0	0.75%	11.0%
12/31/2022	2.70	593	1,599	1.25%	-11.4%	12/31/2022	2.81	0	0	1.00%	-11.2%	12/31/2022	2.92	0	0	0.75%	-11.0%
12/31/2021	3.05	455	1,385	1.25%	29.3%	12/31/2021	3.16	0	0	1.00%	29.6%	12/31/2021	3.29	0	0	0.75%	29.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.13	0	$0	0.50%	9.1%	12/31/2025	$4.33	0	$0	0.25%	9.4%	12/31/2025	$4.54	0	$0	0.00%	9.7%
12/31/2024	3.78	0	0	0.50%	11.6%	12/31/2024	3.96	0	0	0.25%	11.9%	12/31/2024	4.14	0	0	0.00%	12.2%
12/31/2023	3.39	0	0	0.50%	11.3%	12/31/2023	3.54	0	0	0.25%	11.6%	12/31/2023	3.69	0	0	0.00%	11.8%
12/31/2022	3.05	0	0	0.50%	-10.8%	12/31/2022	3.17	0	0	0.25%	-10.5%	12/31/2022	3.30	0	0	0.00%	-10.3%
12/31/2021	3.41	0	0	0.50%	30.2%	12/31/2021	3.55	0	0	0.25%	30.6%	12/31/2021	3.68	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.1%
2023	1.1%
2022	1.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Institutional Class - 06-254

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,064	$371,119	8,562
Receivables: investments sold	185
Payables: investments purchased	-
Net assets	$324,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,249	98,935	$3.28
Band 100	-	-	3.44
Band 75	-	-	3.61
Band 50	-	-	3.78
Band 25	-	-	3.97
Band 0	-	-	4.17
Total	$324,249	98,935

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,977
Mortality & expense charges			(4,112)
Net investment income (loss)			(2,135)

Gain (loss) on investments:
Net realized gain (loss)			(17,085)
Realized gain distributions			49,319
Net change in unrealized appreciation (depreciation)			(7,464)
Net gain (loss)			24,770

Increase (decrease) in net assets from operations			$22,635

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,135)	$(2,369)
Net realized gain (loss)		(17,085)	(69,450)
Realized gain distributions		49,319	60,424
Net change in unrealized appreciation (depreciation)		(7,464)	43,069

Increase (decrease) in net assets from operations		22,635	31,674

Contract owner transactions:
Proceeds from units sold		35,588	122,435
Cost of units redeemed		(106,795)	(794,592)
Account charges		(77)	(314)
Increase (decrease)		(71,284)	(672,471)
Net increase (decrease)		(48,649)	(640,797)
Net assets, beginning		372,898	1,013,695
Net assets, ending		$324,249	$372,898

Units sold		11,901	43,325
Units redeemed		(37,371)	(278,572)
Net increase (decrease)		(25,470)	(235,247)
Units outstanding, beginning		124,405	359,652
Units outstanding, ending		98,935	124,405

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$83,104,032
Cost of units redeemed/account charges			(96,922,370)
Net investment income (loss)			(887,561)
Net realized gain (loss)			4,593,775
Realized gain distributions			10,483,428
Net change in unrealized appreciation (depreciation)			(47,055)
Net assets			$324,249

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	99	$324	1.25%	9.3%	12/31/2025	$3.44	0	$0	1.00%	9.6%	12/31/2025	$3.61	0	$0	0.75%	9.9%
12/31/2024	3.00	124	373	1.25%	6.3%	12/31/2024	3.14	0	0	1.00%	6.6%	12/31/2024	3.28	0	0	0.75%	6.9%
12/31/2023	2.82	360	1,014	1.25%	9.9%	12/31/2023	2.94	0	0	1.00%	10.2%	12/31/2023	3.07	0	0	0.75%	10.5%
12/31/2022	2.56	512	1,312	1.25%	-15.8%	12/31/2022	2.67	0	0	1.00%	-15.6%	12/31/2022	2.78	0	0	0.75%	-15.4%
12/31/2021	3.05	1,079	3,285	1.25%	25.1%	12/31/2021	3.16	0	0	1.00%	25.4%	12/31/2021	3.29	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.78	0	$0	0.50%	10.2%	12/31/2025	$3.97	0	$0	0.25%	10.4%	12/31/2025	$4.17	0	$0	0.00%	10.7%
12/31/2024	3.44	0	0	0.50%	7.2%	12/31/2024	3.60	0	0	0.25%	7.4%	12/31/2024	3.76	0	0	0.00%	7.7%
12/31/2023	3.21	0	0	0.50%	10.8%	12/31/2023	3.35	0	0	0.25%	11.0%	12/31/2023	3.49	0	0	0.00%	11.3%
12/31/2022	2.89	0	0	0.50%	-15.2%	12/31/2022	3.01	0	0	0.25%	-15.0%	12/31/2022	3.14	0	0	0.00%	-14.8%
12/31/2021	3.41	0	0	0.50%	26.1%	12/31/2021	3.54	0	0	0.25%	26.4%	12/31/2021	3.68	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.7%
2023	0.8%
2022	0.4%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Service Class - 06-256

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,006,241	$1,340,287	35,688
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$1,006,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544,678	182,914	$2.98
Band 100	461,727	147,796	3.12
Band 75	-	-	3.28
Band 50	-	-	3.44
Band 25	-	-	3.61
Band 0	-	-	3.79
Total	$1,006,405	330,710

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,417
Mortality & expense charges			(11,566)
Net investment income (loss)			(8,149)

Gain (loss) on investments:
Net realized gain (loss)			(69,237)
Realized gain distributions			197,951
Net change in unrealized appreciation (depreciation)			(33,623)
Net gain (loss)			95,091

Increase (decrease) in net assets from operations			$86,942

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,149)	$(2,422)
Net realized gain (loss)		(69,237)	(130,260)
Realized gain distributions		197,951	222,768
Net change in unrealized appreciation (depreciation)		(33,623)	(33,455)

Increase (decrease) in net assets from operations		86,942	56,631

Contract owner transactions:
Proceeds from units sold		42,116	113,753
Cost of units redeemed		(232,396)	(636,804)
Account charges		(936)	(523)
Increase (decrease)		(191,216)	(523,574)
Net increase (decrease)		(104,274)	(466,943)
Net assets, beginning		1,110,679	1,577,622
Net assets, ending		$1,006,405	$1,110,679

Units sold		15,251	44,663
Units redeemed		(82,829)	(248,838)
Net increase (decrease)		(67,578)	(204,175)
Units outstanding, beginning		398,288	602,463
Units outstanding, ending		330,710	398,288

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,350,184
Cost of units redeemed/account charges			(48,376,332)
Net investment income (loss)			(764,294)
Net realized gain (loss)			1,634,805
Realized gain distributions			6,496,088
Net change in unrealized appreciation (depreciation)			(334,046)
Net assets			$1,006,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.98	183	$545	1.25%	8.8%	12/31/2025	$3.12	148	$462	1.00%	9.1%	12/31/2025	$3.28	0	$0	0.75%	9.3%
12/31/2024	2.74	237	649	1.25%	5.8%	12/31/2024	2.86	161	462	1.00%	6.1%	12/31/2024	3.00	0	0	0.75%	6.4%
12/31/2023	2.59	432	1,119	1.25%	9.4%	12/31/2023	2.70	170	459	1.00%	9.7%	12/31/2023	2.82	0	0	0.75%	9.9%
12/31/2022	2.36	473	1,119	1.25%	-16.2%	12/31/2022	2.46	198	487	1.00%	-16.0%	12/31/2022	2.56	0	0	0.75%	-15.8%
12/31/2021	2.82	670	1,892	1.25%	24.5%	12/31/2021	2.93	213	626	1.00%	24.8%	12/31/2021	3.05	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	0	$0	0.50%	9.6%	12/31/2025	$3.61	0	$0	0.25%	9.9%	12/31/2025	$3.79	0	$0	0.00%	10.2%
12/31/2024	3.14	0	0	0.50%	6.6%	12/31/2024	3.28	0	0	0.25%	6.9%	12/31/2024	3.44	0	0	0.00%	7.2%
12/31/2023	2.94	0	0	0.50%	10.2%	12/31/2023	3.07	0	0	0.25%	10.5%	12/31/2023	3.21	0	0	0.00%	10.7%
12/31/2022	2.67	0	0	0.50%	-15.6%	12/31/2022	2.78	0	0	0.25%	-15.4%	12/31/2022	2.90	0	0	0.00%	-15.2%
12/31/2021	3.16	0	0	0.50%	25.4%	12/31/2021	3.29	0	0	0.25%	25.7%	12/31/2021	3.41	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.9%
2023	0.6%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,916	$91,320	1,527
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$96,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,978	30,151	$3.22
Band 100	-	-	3.31
Band 75	-	-	3.41
Band 50	-	-	3.51
Band 25	-	-	3.61
Band 0	-	-	3.71
Total	$96,978	30,151

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$120
Mortality & expense charges			(1,240)
Net investment income (loss)			(1,120)

Gain (loss) on investments:
Net realized gain (loss)			3,712
Realized gain distributions			10,658
Net change in unrealized appreciation (depreciation)			(2,333)
Net gain (loss)			12,037

Increase (decrease) in net assets from operations			$10,917

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,120)	$(1,626)
Net realized gain (loss)		3,712	18,269
Realized gain distributions		10,658	13,470
Net change in unrealized appreciation (depreciation)		(2,333)	4,793

Increase (decrease) in net assets from operations		10,917	34,906

Contract owner transactions:
Proceeds from units sold		24,341	18,570
Cost of units redeemed		(37,010)	(92,100)
Account charges		(25)	(39)
Increase (decrease)		(12,694)	(73,569)
Net increase (decrease)		(1,777)	(38,663)
Net assets, beginning		98,755	137,418
Net assets, ending		$96,978	$98,755

Units sold		8,445	7,564
Units redeemed		(13,146)	(34,101)
Net increase (decrease)		(4,701)	(26,537)
Units outstanding, beginning		34,852	61,389
Units outstanding, ending		30,151	34,852

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,141,717
Cost of units redeemed/account charges			(3,147,348)
Net investment income (loss)			(41,332)
Net realized gain (loss)			798,810
Realized gain distributions			339,535
Net change in unrealized appreciation (depreciation)			5,596
Net assets			$96,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	30	$97	1.25%	13.5%	12/31/2025	$3.31	0	$0	1.00%	13.8%	12/31/2025	$3.41	0	$0	0.75%	14.1%
12/31/2024	2.83	35	99	1.25%	26.6%	12/31/2024	2.91	0	0	1.00%	26.9%	12/31/2024	2.99	0	0	0.75%	27.2%
12/31/2023	2.24	61	137	1.25%	21.4%	12/31/2023	2.29	0	0	1.00%	21.7%	12/31/2023	2.35	0	0	0.75%	22.0%
12/31/2022	1.84	70	129	1.25%	-20.7%	12/31/2022	1.88	0	0	1.00%	-20.5%	12/31/2022	1.92	0	0	0.75%	-20.3%
12/31/2021	2.33	83	192	1.25%	27.3%	12/31/2021	2.37	0	0	1.00%	27.7%	12/31/2021	2.41	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	0.50%	14.4%	12/31/2025	$3.61	0	$0	0.25%	14.7%	12/31/2025	$3.71	0	$0	0.00%	14.9%
12/31/2024	3.07	0	0	0.50%	27.5%	12/31/2024	3.15	0	0	0.25%	27.9%	12/31/2024	3.23	0	0	0.00%	28.2%
12/31/2023	2.40	0	0	0.50%	22.3%	12/31/2023	2.46	0	0	0.25%	22.7%	12/31/2023	2.52	0	0	0.00%	23.0%
12/31/2022	1.96	0	0	0.50%	-20.1%	12/31/2022	2.01	0	0	0.25%	-19.9%	12/31/2022	2.05	0	0	0.00%	-19.7%
12/31/2021	2.46	0	0	0.50%	28.3%	12/31/2021	2.51	0	0	0.25%	28.6%	12/31/2021	2.55	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.3%
2022	0.5%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$566,115	$532,390	9,045
Receivables: investments sold	-
Payables: investments purchased	(418)
Net assets	$565,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$565,697	168,536	$3.36
Band 100	-	-	3.45
Band 75	-	-	3.56
Band 50	-	-	3.66
Band 25	-	-	3.77
Band 0	-	-	3.88
Total	$565,697	168,536

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,856
Mortality & expense charges			(6,369)
Net investment income (loss)			(3,513)

Gain (loss) on investments:
Net realized gain (loss)			4,489
Realized gain distributions			62,809
Net change in unrealized appreciation (depreciation)			5,884
Net gain (loss)			73,182

Increase (decrease) in net assets from operations			$69,669

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,513)	$(3,046)
Net realized gain (loss)		4,489	4,530
Realized gain distributions		62,809	66,925
Net change in unrealized appreciation (depreciation)		5,884	26,189

Increase (decrease) in net assets from operations		69,669	94,598

Contract owner transactions:
Proceeds from units sold		49,879	89,795
Cost of units redeemed		(38,882)	(81,404)
Account charges		(390)	(565)
Increase (decrease)		10,607	7,826
Net increase (decrease)		80,276	102,424
Net assets, beginning		485,421	382,997
Net assets, ending		$565,697	$485,421

Units sold		16,584	32,962
Units redeemed		(12,870)	(33,418)
Net increase (decrease)		3,714	(456)
Units outstanding, beginning		164,822	165,278
Units outstanding, ending		168,536	164,822

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,900,777
Cost of units redeemed/account charges			(1,880,171)
Net investment income (loss)			(12,501)
Net realized gain (loss)			257,227
Realized gain distributions			266,640
Net change in unrealized appreciation (depreciation)			33,725
Net assets			$565,697

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.36	169	$566	1.25%	14.0%	12/31/2025	$3.45	0	$0	1.00%	14.3%	12/31/2025	$3.56	0	$0	0.75%	14.5%
12/31/2024	2.95	165	485	1.25%	27.1%	12/31/2024	3.02	0	0	1.00%	27.4%	12/31/2024	3.10	0	0	0.75%	27.7%
12/31/2023	2.32	165	383	1.25%	21.9%	12/31/2023	2.37	0	0	1.00%	22.2%	12/31/2023	2.43	0	0	0.75%	22.5%
12/31/2022	1.90	148	281	1.25%	-20.4%	12/31/2022	1.94	0	0	1.00%	-20.2%	12/31/2022	1.98	0	0	0.75%	-20.0%
12/31/2021	2.39	113	269	1.25%	27.8%	12/31/2021	2.43	0	0	1.00%	28.1%	12/31/2021	2.48	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.66	0	$0	0.50%	14.8%	12/31/2025	$3.77	0	$0	0.25%	15.1%	12/31/2025	$3.88	0	$0	0.00%	15.4%
12/31/2024	3.19	0	0	0.50%	28.1%	12/31/2024	3.27	0	0	0.25%	28.4%	12/31/2024	3.36	0	0	0.00%	28.7%
12/31/2023	2.49	0	0	0.50%	22.8%	12/31/2023	2.55	0	0	0.25%	23.1%	12/31/2023	2.61	0	0	0.00%	23.4%
12/31/2022	2.03	0	0	0.50%	-19.8%	12/31/2022	2.07	0	0	0.25%	-19.6%	12/31/2022	2.11	0	0	0.00%	-19.4%
12/31/2021	2.53	0	0	0.50%	28.7%	12/31/2021	2.58	0	0	0.25%	29.1%	12/31/2021	2.62	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.6%
2022	1.1%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,807,482	$9,807,482	9,807,929
Receivables: investments sold	447
Payables: investments purchased	-
Net assets	$9,807,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,807,929	9,226,364	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.21
Total	$9,807,929	9,226,364

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$354,428
Mortality & expense charges			(114,420)
Net investment income (loss)			240,008

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(2)
Net gain (loss)			3

Increase (decrease) in net assets from operations			$240,011

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$240,008	$293,470
Net realized gain (loss)		-	-
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		(2)	1

Increase (decrease) in net assets from operations		240,011	293,471

Contract owner transactions:
Proceeds from units sold		6,496,620	4,163,358
Cost of units redeemed		(5,710,844)	(3,622,563)
Account charges		(10,799)	(5,684)
Increase (decrease)		774,977	535,111
Net increase (decrease)		1,014,988	828,582
Net assets, beginning		8,792,941	7,964,359
Net assets, ending		$9,807,929	$8,792,941

Units sold		6,270,295	4,121,676
Units redeemed		(5,533,079)	(3,599,739)
Net increase (decrease)		737,216	521,937
Units outstanding, beginning		8,489,148	7,967,211
Units outstanding, ending		9,226,364	8,489,148

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$87,862,198
Cost of units redeemed/account charges			(78,466,598)
Net investment income (loss)			412,324
Net realized gain (loss)			-
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			-
Net assets			$9,807,929

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	9,226	$9,808	1.25%	2.6%	12/31/2025	$1.09	0	$0	1.00%	2.9%	12/31/2025	$1.12	0	$0	0.75%	3.1%
12/31/2024	1.04	8,489	8,793	1.25%	3.6%	12/31/2024	1.06	0	0	1.00%	3.9%	12/31/2024	1.08	0	0	0.75%	4.1%
12/31/2023	1.00	7,967	7,964	1.25%	3.4%	12/31/2023	1.02	0	0	1.00%	3.7%	12/31/2023	1.04	0	0	0.75%	4.0%
12/31/2022	0.97	7,169	6,928	1.25%	0.1%	12/31/2022	0.98	0	0	1.00%	0.4%	12/31/2022	1.00	0	0	0.75%	0.6%
12/31/2021	0.97	9,298	8,975	1.25%	-1.2%	12/31/2021	0.98	0	0	1.00%	-1.0%	12/31/2021	1.00	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	3.4%	12/31/2025	$1.18	0	$0	0.25%	3.7%	12/31/2025	$1.21	0	$0	0.00%	3.9%
12/31/2024	1.11	0	0	0.50%	4.4%	12/31/2024	1.13	0	0	0.25%	4.7%	12/31/2024	1.16	0	0	0.00%	4.9%
12/31/2023	1.06	0	0	0.50%	4.2%	12/31/2023	1.08	0	0	0.25%	4.5%	12/31/2023	1.11	0	0	0.00%	4.7%
12/31/2022	1.02	0	0	0.50%	0.9%	12/31/2022	1.04	0	0	0.25%	1.1%	12/31/2022	1.06	0	0	0.00%	1.4%
12/31/2021	1.01	0	0	0.50%	-0.5%	12/31/2021	1.03	0	0	0.25%	-0.2%	12/31/2021	1.04	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	4.7%
2023	4.6%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,759,883	$4,759,883	4,780,742
Receivables: investments sold	20,859
Payables: investments purchased	-
Net assets	$4,780,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,098,682	2,996,026	$1.03
Band 100	1,626,854	1,533,642	1.06
Band 75	-	-	1.09
Band 50	55,206	49,475	1.12
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$4,780,742	4,579,143

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$165,694
Mortality & expense charges			(55,548)
Net investment income (loss)			110,146

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			(3)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$110,145

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$110,146	$140,509
Net realized gain (loss)		-	-
Realized gain distributions		2	-
Net change in unrealized appreciation (depreciation)		(3)	3

Increase (decrease) in net assets from operations		110,145	140,512

Contract owner transactions:
Proceeds from units sold		1,981,393	2,545,996
Cost of units redeemed		(2,225,605)	(1,636,746)
Account charges		(1,781)	(2,799)
Increase (decrease)		(245,993)	906,451
Net increase (decrease)		(135,848)	1,046,963
Net assets, beginning		4,916,590	3,869,627
Net assets, ending		$4,780,742	$4,916,590

Units sold		1,971,135	2,546,314
Units redeemed		(2,218,632)	(1,641,312)
Net increase (decrease)		(247,497)	905,002
Units outstanding, beginning		4,826,640	3,921,638
Units outstanding, ending		4,579,143	4,826,640

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,340,328
Cost of units redeemed/account charges			(26,723,812)
Net investment income (loss)			164,224
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$4,780,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	2,996	$3,099	1.25%	2.2%	12/31/2025	$1.06	1,534	$1,627	1.00%	2.5%	12/31/2025	$1.09	0	$0	0.75%	2.7%
12/31/2024	1.01	3,527	3,568	1.25%	3.2%	12/31/2024	1.04	1,251	1,295	1.00%	3.5%	12/31/2024	1.06	0	0	0.75%	3.7%
12/31/2023	0.98	2,804	2,750	1.25%	3.0%	12/31/2023	1.00	1,066	1,067	1.00%	3.3%	12/31/2023	1.02	0	0	0.75%	3.5%
12/31/2022	0.95	3,145	2,993	1.25%	-0.1%	12/31/2022	0.97	1,405	1,361	1.00%	0.1%	12/31/2022	0.99	0	0	0.75%	0.4%
12/31/2021	0.95	3,061	2,917	1.25%	-1.2%	12/31/2021	0.97	1,417	1,372	1.00%	-1.0%	12/31/2021	0.98	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	49	$55	0.50%	3.0%	12/31/2025	$1.14	0	$0	0.25%	3.2%	12/31/2025	$1.17	0	$0	0.00%	3.5%
12/31/2024	1.08	50	54	0.50%	4.0%	12/31/2024	1.11	0	0	0.25%	4.2%	12/31/2024	1.13	0	0	0.00%	4.5%
12/31/2023	1.04	51	53	0.50%	3.8%	12/31/2023	1.06	0	0	0.25%	4.1%	12/31/2023	1.09	0	0	0.00%	4.3%
12/31/2022	1.00	73	73	0.50%	0.6%	12/31/2022	1.02	0	0	0.25%	0.9%	12/31/2022	1.04	0	0	0.00%	1.1%
12/31/2021	1.00	126	125	0.50%	-0.5%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.03	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.4%
2024	4.4%
2023	4.4%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,236,269	$1,972,240	69,960
Receivables: investments sold	3,881
Payables: investments purchased	-
Net assets	$2,240,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,240,150	561,244	$3.99
Band 100	-	-	4.09
Band 75	-	-	4.19
Band 50	-	-	4.29
Band 25	-	-	4.40
Band 0	-	-	4.50
Total	$2,240,150	561,244

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,474)
Net investment income (loss)			(24,474)

Gain (loss) on investments:
Net realized gain (loss)			63,290
Realized gain distributions			175,126
Net change in unrealized appreciation (depreciation)			28,800
Net gain (loss)			267,216

Increase (decrease) in net assets from operations			$242,742

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,474)	$(22,273)
Net realized gain (loss)		63,290	29,096
Realized gain distributions		175,126	222,584
Net change in unrealized appreciation (depreciation)		28,800	309,197

Increase (decrease) in net assets from operations		242,742	538,604

Contract owner transactions:
Proceeds from units sold		598,382	467,639
Cost of units redeemed		(516,566)	(1,348,978)
Account charges		(5,242)	(5,205)
Increase (decrease)		76,574	(886,544)
Net increase (decrease)		319,316	(347,940)
Net assets, beginning		1,920,834	2,268,774
Net assets, ending		$2,240,150	$1,920,834

Units sold		168,099	145,487
Units redeemed		(155,273)	(468,761)
Net increase (decrease)		12,826	(323,274)
Units outstanding, beginning		548,418	871,692
Units outstanding, ending		561,244	548,418

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$41,926,218
Cost of units redeemed/account charges			(51,861,035)
Net investment income (loss)			(759,424)
Net realized gain (loss)			4,430,059
Realized gain distributions			8,240,303
Net change in unrealized appreciation (depreciation)			264,029
Net assets			$2,240,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.99	561	$2,240	1.25%	14.0%	12/31/2025	$4.09	0	$0	1.00%	14.2%	12/31/2025	$4.19	0	$0	0.75%	14.5%
12/31/2024	3.50	548	1,921	1.25%	34.6%	12/31/2024	3.58	0	0	1.00%	34.9%	12/31/2024	3.66	0	0	0.75%	35.2%
12/31/2023	2.60	872	2,269	1.25%	35.6%	12/31/2023	2.65	0	0	1.00%	35.9%	12/31/2023	2.70	0	0	0.75%	36.2%
12/31/2022	1.92	1,694	3,253	1.25%	-30.7%	12/31/2022	1.95	0	0	1.00%	-30.5%	12/31/2022	1.98	0	0	0.75%	-30.3%
12/31/2021	2.77	3,261	9,028	1.25%	28.1%	12/31/2021	2.81	0	0	1.00%	28.4%	12/31/2021	2.85	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.29	0	$0	0.50%	14.8%	12/31/2025	$4.40	0	$0	0.25%	15.1%	12/31/2025	$4.50	0	$0	0.00%	15.4%
12/31/2024	3.74	0	0	0.50%	35.6%	12/31/2024	3.82	0	0	0.25%	35.9%	12/31/2024	3.90	0	0	0.00%	36.3%
12/31/2023	2.76	0	0	0.50%	36.6%	12/31/2023	2.81	0	0	0.25%	36.9%	12/31/2023	2.86	0	0	0.00%	37.3%
12/31/2022	2.02	0	0	0.50%	-30.1%	12/31/2022	2.05	0	0	0.25%	-30.0%	12/31/2022	2.09	0	0	0.00%	-29.8%
12/31/2021	2.89	0	0	0.50%	29.0%	12/31/2021	2.93	0	0	0.25%	29.4%	12/31/2021	2.97	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.2%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$495,134	$467,562	15,994
Receivables: investments sold	2,150
Payables: investments purchased	-
Net assets	$497,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,284	129,146	$3.85
Band 100	-	-	3.94
Band 75	-	-	4.04
Band 50	-	-	4.14
Band 25	-	-	4.24
Band 0	-	-	4.34
Total	$497,284	129,146

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,497)
Net investment income (loss)			(6,497)

Gain (loss) on investments:
Net realized gain (loss)			54,934
Realized gain distributions			39,961
Net change in unrealized appreciation (depreciation)			(29,903)
Net gain (loss)			64,992

Increase (decrease) in net assets from operations			$58,495

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,497)	$(10,744)
Net realized gain (loss)		54,934	55,287
Realized gain distributions		39,961	105,062
Net change in unrealized appreciation (depreciation)		(29,903)	113,555

Increase (decrease) in net assets from operations		58,495	263,160

Contract owner transactions:
Proceeds from units sold		189,080	365,273
Cost of units redeemed		(635,189)	(509,149)
Account charges		(2,011)	(2,365)
Increase (decrease)		(448,120)	(146,241)
Net increase (decrease)		(389,625)	116,919
Net assets, beginning		886,909	769,990
Net assets, ending		$497,284	$886,909

Units sold		57,160	119,379
Units redeemed		(189,552)	(162,094)
Net increase (decrease)		(132,392)	(42,715)
Units outstanding, beginning		261,538	304,253
Units outstanding, ending		129,146	261,538

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,665,111
Cost of units redeemed/account charges			(21,011,216)
Net investment income (loss)			(207,848)
Net realized gain (loss)			1,944,257
Realized gain distributions			2,079,408
Net change in unrealized appreciation (depreciation)			27,572
Net assets			$497,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.85	129	$497	1.25%	13.5%	12/31/2025	$3.94	0	$0	1.00%	13.8%	12/31/2025	$4.04	0	$0	0.75%	14.1%
12/31/2024	3.39	262	887	1.25%	34.0%	12/31/2024	3.47	0	0	1.00%	34.3%	12/31/2024	3.54	0	0	0.75%	34.7%
12/31/2023	2.53	304	770	1.25%	35.1%	12/31/2023	2.58	0	0	1.00%	35.4%	12/31/2023	2.63	0	0	0.75%	35.8%
12/31/2022	1.87	378	708	1.25%	-30.9%	12/31/2022	1.90	0	0	1.00%	-30.8%	12/31/2022	1.94	0	0	0.75%	-30.6%
12/31/2021	2.71	440	1,194	1.25%	27.6%	12/31/2021	2.75	0	0	1.00%	27.9%	12/31/2021	2.79	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.14	0	$0	0.50%	14.4%	12/31/2025	$4.24	0	$0	0.25%	14.7%	12/31/2025	$4.34	0	$0	0.00%	15.0%
12/31/2024	3.62	0	0	0.50%	35.0%	12/31/2024	3.70	0	0	0.25%	35.3%	12/31/2024	3.78	0	0	0.00%	35.7%
12/31/2023	2.68	0	0	0.50%	36.1%	12/31/2023	2.73	0	0	0.25%	36.4%	12/31/2023	2.78	0	0	0.00%	36.8%
12/31/2022	1.97	0	0	0.50%	-30.4%	12/31/2022	2.00	0	0	0.25%	-30.2%	12/31/2022	2.04	0	0	0.00%	-30.1%
12/31/2021	2.83	0	0	0.50%	28.5%	12/31/2021	2.87	0	0	0.25%	28.8%	12/31/2021	2.91	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,106,569	$25,106,570	24,969,830
Receivables: investments sold	-
Payables: investments purchased	(136,739)
Net assets	$24,969,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,969,830	22,771,576	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$24,969,830	22,771,576

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,254,260
Mortality & expense charges			(371,629)
Net investment income (loss)			882,631

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			14

Increase (decrease) in net assets from operations			$882,645

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$882,631	$1,066,163
Net realized gain (loss)		-	-
Realized gain distributions		15	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		882,645	1,066,163

Contract owner transactions:
Proceeds from units sold		22,969,652	70,919,546
Cost of units redeemed		(27,822,317)	(64,649,186)
Account charges		(76,204)	(70,644)
Increase (decrease)		(4,928,869)	6,199,716
Net increase (decrease)		(4,046,224)	7,265,879
Net assets, beginning		29,016,054	21,750,175
Net assets, ending		$24,969,830	$29,016,054

Units sold		21,457,628	70,149,744
Units redeemed		(25,907,852)	(64,123,908)
Net increase (decrease)		(4,450,224)	6,025,836
Units outstanding, beginning		27,221,800	21,195,964
Units outstanding, ending		22,771,576	27,221,800

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$130,684,136
Cost of units redeemed/account charges			(108,140,339)
Net investment income (loss)			2,426,019
Net realized gain (loss)			-
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$24,969,830

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	22,772	$24,970	1.25%	2.9%	12/31/2025	$1.12	0	$0	1.00%	3.1%	12/31/2025	$1.15	0	$0	0.75%	3.4%
12/31/2024	1.07	27,220	29,015	1.25%	3.9%	12/31/2024	1.09	0	0	1.00%	4.1%	12/31/2024	1.11	0	0	0.75%	4.4%
12/31/2023	1.03	21,196	21,750	1.25%	3.7%	12/31/2023	1.04	0	0	1.00%	3.9%	12/31/2023	1.06	0	0	0.75%	4.2%
12/31/2022	0.99	3,265	3,232	1.25%	0.3%	12/31/2022	1.00	0	0	1.00%	0.6%	12/31/2022	1.02	0	0	0.75%	0.8%
12/31/2021	0.99	822	811	1.25%	-1.2%	12/31/2021	1.00	0	0	1.00%	-1.0%	12/31/2021	1.01	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	3.6%	12/31/2025	$1.20	0	$0	0.25%	3.9%	12/31/2025	$1.23	0	$0	0.00%	4.2%
12/31/2024	1.13	0	0	0.50%	4.7%	12/31/2024	1.16	0	0	0.25%	4.9%	12/31/2024	1.18	1	2	0.00%	5.2%
12/31/2023	1.08	0	0	0.50%	4.5%	12/31/2023	1.10	0	0	0.25%	4.7%	12/31/2023	1.12	0	0	0.00%	5.0%
12/31/2022	1.04	0	0	0.50%	1.1%	12/31/2022	1.05	0	0	0.25%	1.3%	12/31/2022	1.07	0	0	0.00%	1.6%
12/31/2021	1.02	0	0	0.50%	-0.5%	12/31/2021	1.04	0	0	0.25%	-0.2%	12/31/2021	1.05	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	5.6%
2023	5.0%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Growth R6 Class - 06-CXK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$522,305	$522,204	26,603
Receivables: investments sold	14,291
Payables: investments purchased	-
Net assets	$536,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$536,596	205,462	$2.61
Band 100	-	-	2.67
Band 75	-	-	2.73
Band 50	-	-	2.80
Band 25	-	-	2.86
Band 0	-	-	2.92
Total	$536,596	205,462

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,420)
Net investment income (loss)			(6,420)

Gain (loss) on investments:
Net realized gain (loss)			16,951
Realized gain distributions			63,528
Net change in unrealized appreciation (depreciation)			(40,671)
Net gain (loss)			39,808

Increase (decrease) in net assets from operations			$33,388

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,420)	$(5,465)
Net realized gain (loss)		16,951	12,373
Realized gain distributions		63,528	41,272
Net change in unrealized appreciation (depreciation)		(40,671)	35,668

Increase (decrease) in net assets from operations		33,388	83,848

Contract owner transactions:
Proceeds from units sold		120,182	134,125
Cost of units redeemed		(121,495)	(68,799)
Account charges		(164)	(113)
Increase (decrease)		(1,477)	65,213
Net increase (decrease)		31,911	149,061
Net assets, beginning		504,685	355,624
Net assets, ending		$536,596	$504,685

Units sold		47,911	61,760
Units redeemed		(47,483)	(28,689)
Net increase (decrease)		428	33,071
Units outstanding, beginning		205,034	171,963
Units outstanding, ending		205,462	205,034

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$660,939
Cost of units redeemed/account charges			(270,264)
Net investment income (loss)			(18,464)
Net realized gain (loss)			15,898
Realized gain distributions			148,386
Net change in unrealized appreciation (depreciation)			101
Net assets			$536,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	205	$537	1.25%	6.1%	12/31/2025	$2.67	0	$0	1.00%	6.4%	12/31/2025	$2.73	0	$0	0.75%	6.6%
12/31/2024	2.46	205	505	1.25%	19.0%	12/31/2024	2.51	0	0	1.00%	19.3%	12/31/2024	2.56	0	0	0.75%	19.6%
12/31/2023	2.07	172	356	1.25%	17.8%	12/31/2023	2.10	0	0	1.00%	18.0%	12/31/2023	2.14	0	0	0.75%	18.3%
12/31/2022	1.76	97	170	1.25%	-27.4%	12/31/2022	1.78	0	0	1.00%	-27.2%	12/31/2022	1.81	0	0	0.75%	-27.0%
12/31/2021	2.42	69	167	1.25%	10.4%	12/31/2021	2.45	0	0	1.00%	10.6%	12/31/2021	2.48	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	0	$0	0.50%	6.9%	12/31/2025	$2.86	0	$0	0.25%	7.2%	12/31/2025	$2.92	0	$0	0.00%	7.4%
12/31/2024	2.61	0	0	0.50%	19.9%	12/31/2024	2.67	0	0	0.25%	20.2%	12/31/2024	2.72	0	0	0.00%	20.5%
12/31/2023	2.18	0	0	0.50%	18.6%	12/31/2023	2.22	0	0	0.25%	18.9%	12/31/2023	2.26	0	0	0.00%	19.2%
12/31/2022	1.84	0	0	0.50%	-26.8%	12/31/2022	1.87	0	0	0.25%	-26.6%	12/31/2022	1.89	0	0	0.00%	-26.5%
12/31/2021	2.51	0	0	0.50%	11.2%	12/31/2021	2.54	0	0	0.25%	11.5%	12/31/2021	2.58	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,601,841	$3,684,216	251,379
Receivables: investments sold	-
Payables: investments purchased	(39,295)
Net assets	$4,562,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,562,546	2,141,576	$2.13
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.33
Band 0	-	-	2.39
Total	$4,562,546	2,141,576

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$78,053
Mortality & expense charges			(52,497)
Net investment income (loss)			25,556

Gain (loss) on investments:
Net realized gain (loss)			263,346
Realized gain distributions			257,556
Net change in unrealized appreciation (depreciation)			802,532
Net gain (loss)			1,323,434

Increase (decrease) in net assets from operations			$1,348,990

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,556	$45,064
Net realized gain (loss)		263,346	65,939
Realized gain distributions		257,556	111,273
Net change in unrealized appreciation (depreciation)		802,532	(131,282)

Increase (decrease) in net assets from operations		1,348,990	90,994

Contract owner transactions:
Proceeds from units sold		1,176,454	1,384,916
Cost of units redeemed		(1,447,191)	(472,775)
Account charges		(3,485)	(2,639)
Increase (decrease)		(274,222)	909,502
Net increase (decrease)		1,074,768	1,000,496
Net assets, beginning		3,487,778	2,487,282
Net assets, ending		$4,562,546	$3,487,778

Units sold		646,225	873,633
Units redeemed		(779,339)	(301,306)
Net increase (decrease)		(133,114)	572,327
Units outstanding, beginning		2,274,690	1,702,363
Units outstanding, ending		2,141,576	2,274,690

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,749,353
Cost of units redeemed/account charges			(4,222,227)
Net investment income (loss)			240,507
Net realized gain (loss)			444,292
Realized gain distributions			432,996
Net change in unrealized appreciation (depreciation)			917,625
Net assets			$4,562,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	2,142	$4,563	1.25%	38.9%	12/31/2025	$2.18	0	$0	1.00%	39.3%	12/31/2025	$2.23	0	$0	0.75%	39.6%
12/31/2024	1.53	2,275	3,488	1.25%	4.9%	12/31/2024	1.56	0	0	1.00%	5.2%	12/31/2024	1.60	0	0	0.75%	5.5%
12/31/2023	1.46	1,702	2,487	1.25%	19.4%	12/31/2023	1.49	0	0	1.00%	19.6%	12/31/2023	1.51	0	0	0.75%	19.9%
12/31/2022	1.22	1,844	2,257	1.25%	-15.9%	12/31/2022	1.24	0	0	1.00%	-15.7%	12/31/2022	1.26	0	0	0.75%	-15.5%
12/31/2021	1.46	1,491	2,171	1.25%	10.3%	12/31/2021	1.47	0	0	1.00%	10.6%	12/31/2021	1.49	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	0	$0	0.50%	40.0%	12/31/2025	$2.33	0	$0	0.25%	40.3%	12/31/2025	$2.39	0	$0	0.00%	40.7%
12/31/2024	1.63	0	0	0.50%	5.7%	12/31/2024	1.66	0	0	0.25%	6.0%	12/31/2024	1.70	0	0	0.00%	6.3%
12/31/2023	1.54	0	0	0.50%	20.2%	12/31/2023	1.57	0	0	0.25%	20.5%	12/31/2023	1.60	0	0	0.00%	20.8%
12/31/2022	1.28	0	0	0.50%	-15.3%	12/31/2022	1.30	0	0	0.25%	-15.1%	12/31/2022	1.32	0	0	0.00%	-14.9%
12/31/2021	1.51	0	0	0.50%	11.1%	12/31/2021	1.53	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.8%
2023	2.9%
2022	3.9%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,719,896	$14,440,953	457,680
Receivables: investments sold	-
Payables: investments purchased	(820)
Net assets	$16,719,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,719,076	4,499,850	$3.72
Band 100	-	-	3.80
Band 75	-	-	3.89
Band 50	-	-	3.98
Band 25	-	-	4.07
Band 0	-	-	4.16
Total	$16,719,076	4,499,850

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(207,448)
Net investment income (loss)			(207,448)

Gain (loss) on investments:
Net realized gain (loss)			743,840
Realized gain distributions			1,183,636
Net change in unrealized appreciation (depreciation)			579,661
Net gain (loss)			2,507,137

Increase (decrease) in net assets from operations			$2,299,689

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(207,448)	$(164,674)
Net realized gain (loss)		743,840	(23,814)
Realized gain distributions		1,183,636	1,701,062
Net change in unrealized appreciation (depreciation)		579,661	2,553,072

Increase (decrease) in net assets from operations		2,299,689	4,065,646

Contract owner transactions:
Proceeds from units sold		2,953,065	3,674,156
Cost of units redeemed		(4,854,056)	(4,202,375)
Account charges		(15,335)	(14,968)
Increase (decrease)		(1,916,326)	(543,187)
Net increase (decrease)		383,363	3,522,459
Net assets, beginning		16,335,713	12,813,254
Net assets, ending		$16,719,076	$16,335,713

Units sold		918,433	1,268,754
Units redeemed		(1,436,230)	(1,552,941)
Net increase (decrease)		(517,797)	(284,187)
Units outstanding, beginning		5,017,647	5,301,834
Units outstanding, ending		4,499,850	5,017,647

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,188,179
Cost of units redeemed/account charges			(31,940,797)
Net investment income (loss)			(750,676)
Net realized gain (loss)			(579,465)
Realized gain distributions			10,522,892
Net change in unrealized appreciation (depreciation)			2,278,943
Net assets			$16,719,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	4,500	$16,719	1.25%	14.1%	12/31/2025	$3.80	0	$0	1.00%	14.4%	12/31/2025	$3.89	0	$0	0.75%	14.7%
12/31/2024	3.26	5,018	16,336	1.25%	34.7%	12/31/2024	3.32	0	0	1.00%	35.0%	12/31/2024	3.39	0	0	0.75%	35.4%
12/31/2023	2.42	5,302	12,813	1.25%	35.8%	12/31/2023	2.46	0	0	1.00%	36.1%	12/31/2023	2.50	0	0	0.75%	36.5%
12/31/2022	1.78	6,555	11,667	1.25%	-30.6%	12/31/2022	1.81	0	0	1.00%	-30.4%	12/31/2022	1.83	0	0	0.75%	-30.2%
12/31/2021	2.56	5,182	13,287	1.25%	28.2%	12/31/2021	2.60	0	0	1.00%	28.5%	12/31/2021	2.63	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.98	0	$0	0.50%	15.0%	12/31/2025	$4.07	0	$0	0.25%	15.3%	12/31/2025	$4.16	0	$0	0.00%	15.6%
12/31/2024	3.46	0	0	0.50%	35.7%	12/31/2024	3.53	0	0	0.25%	36.1%	12/31/2024	3.60	0	0	0.00%	36.4%
12/31/2023	2.55	0	0	0.50%	36.8%	12/31/2023	2.59	0	0	0.25%	37.1%	12/31/2023	2.64	0	0	0.00%	37.5%
12/31/2022	1.86	0	0	0.50%	-30.1%	12/31/2022	1.89	0	0	0.25%	-29.9%	12/31/2022	1.92	0	0	0.00%	-29.7%
12/31/2021	2.66	0	0	0.50%	29.2%	12/31/2021	2.70	0	0	0.25%	29.5%	12/31/2021	2.73	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.1%
2022	0.4%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,009	$461,789	19,513
Receivables: investments sold	342
Payables: investments purchased	-
Net assets	$483,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$483,351	228,883	$2.11
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.31
Band 0	-	-	2.37
Total	$483,351	228,883

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,792
Mortality & expense charges			(5,357)
Net investment income (loss)			435

Gain (loss) on investments:
Net realized gain (loss)			139
Realized gain distributions			28,503
Net change in unrealized appreciation (depreciation)			28,592
Net gain (loss)			57,234

Increase (decrease) in net assets from operations			$57,669

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$435	$707
Net realized gain (loss)		139	452
Realized gain distributions		28,503	47,667
Net change in unrealized appreciation (depreciation)		28,592	(7,594)

Increase (decrease) in net assets from operations		57,669	41,232

Contract owner transactions:
Proceeds from units sold		31,789	344,166
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		31,789	344,166
Net increase (decrease)		89,458	385,398
Net assets, beginning		393,893	8,495
Net assets, ending		$483,351	$393,893

Units sold		16,472	207,081
Units redeemed		-	-
Net increase (decrease)		16,472	207,081
Units outstanding, beginning		212,411	5,330
Units outstanding, ending		228,883	212,411

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,949,836
Cost of units redeemed/account charges			(4,145,754)
Net investment income (loss)			31,529
Net realized gain (loss)			314,610
Realized gain distributions			311,910
Net change in unrealized appreciation (depreciation)			21,220
Net assets			$483,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	229	$483	1.25%	13.9%	12/31/2025	$2.16	0	$0	1.00%	14.2%	12/31/2025	$2.21	0	$0	0.75%	14.5%
12/31/2024	1.85	212	394	1.25%	16.3%	12/31/2024	1.89	0	0	1.00%	16.6%	12/31/2024	1.93	0	0	0.75%	16.9%
12/31/2023	1.59	5	8	1.25%	9.7%	12/31/2023	1.62	0	0	1.00%	9.9%	12/31/2023	1.65	0	0	0.75%	10.2%
12/31/2022	1.45	16	24	1.25%	-9.5%	12/31/2022	1.48	0	0	1.00%	-9.2%	12/31/2022	1.50	0	0	0.75%	-9.0%
12/31/2021	1.61	619	994	1.25%	27.7%	12/31/2021	1.63	0	0	1.00%	28.0%	12/31/2021	1.65	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	0	$0	0.50%	14.7%	12/31/2025	$2.31	0	$0	0.25%	15.0%	12/31/2025	$2.37	0	$0	0.00%	15.3%
12/31/2024	1.97	0	0	0.50%	17.2%	12/31/2024	2.01	0	0	0.25%	17.5%	12/31/2024	2.05	0	0	0.00%	17.8%
12/31/2023	1.68	0	0	0.50%	10.5%	12/31/2023	1.71	0	0	0.25%	10.8%	12/31/2023	1.74	0	0	0.00%	11.0%
12/31/2022	1.52	0	0	0.50%	-8.8%	12/31/2022	1.54	0	0	0.25%	-8.5%	12/31/2022	1.57	0	0	0.00%	-8.3%
12/31/2021	1.67	0	0	0.50%	28.6%	12/31/2021	1.69	0	0	0.25%	28.9%	12/31/2021	1.71	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	2.3%
2023	1.6%
2022	0.1%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,901,607	$1,966,950	54,414
Receivables: investments sold	1,810
Payables: investments purchased	-
Net assets	$1,903,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,903,417	943,926	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$1,903,417	943,926

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,630
Mortality & expense charges			(23,036)
Net investment income (loss)			(406)

Gain (loss) on investments:
Net realized gain (loss)			5,843
Realized gain distributions			235,160
Net change in unrealized appreciation (depreciation)			(89,968)
Net gain (loss)			151,035

Increase (decrease) in net assets from operations			$150,629

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(406)	$2,363
Net realized gain (loss)		5,843	13,980
Realized gain distributions		235,160	103,490
Net change in unrealized appreciation (depreciation)		(89,968)	24,675

Increase (decrease) in net assets from operations		150,629	144,508

Contract owner transactions:
Proceeds from units sold		275,100	1,513,966
Cost of units redeemed		(287,848)	(212,657)
Account charges		(592)	(494)
Increase (decrease)		(13,340)	1,300,815
Net increase (decrease)		137,289	1,445,323
Net assets, beginning		1,766,128	320,805
Net assets, ending		$1,903,417	$1,766,128

Units sold		146,189	878,796
Units redeemed		(150,720)	(121,277)
Net increase (decrease)		(4,531)	757,519
Units outstanding, beginning		948,457	190,938
Units outstanding, ending		943,926	948,457

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,551,458
Cost of units redeemed/account charges			(1,047,830)
Net investment income (loss)			(1,702)
Net realized gain (loss)			6,531
Realized gain distributions			460,303
Net change in unrealized appreciation (depreciation)			(65,343)
Net assets			$1,903,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	944	$1,903	1.25%	8.3%	12/31/2025	$2.06	0	$0	1.00%	8.6%	12/31/2025	$2.11	0	$0	0.75%	8.8%
12/31/2024	1.86	948	1,766	1.25%	10.8%	12/31/2024	1.90	0	0	1.00%	11.1%	12/31/2024	1.94	0	0	0.75%	11.4%
12/31/2023	1.68	191	321	1.25%	10.5%	12/31/2023	1.71	0	0	1.00%	10.7%	12/31/2023	1.74	0	0	0.75%	11.0%
12/31/2022	1.52	60	91	1.25%	-11.4%	12/31/2022	1.54	0	0	1.00%	-11.2%	12/31/2022	1.57	0	0	0.75%	-11.0%
12/31/2021	1.72	269	461	1.25%	29.3%	12/31/2021	1.74	0	0	1.00%	29.6%	12/31/2021	1.76	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	9.1%	12/31/2025	$2.21	0	$0	0.25%	9.4%	12/31/2025	$2.26	0	$0	0.00%	9.7%
12/31/2024	1.98	0	0	0.50%	11.7%	12/31/2024	2.02	0	0	0.25%	11.9%	12/31/2024	2.06	0	0	0.00%	12.2%
12/31/2023	1.77	0	0	0.50%	11.3%	12/31/2023	1.80	0	0	0.25%	11.6%	12/31/2023	1.84	0	0	0.00%	11.8%
12/31/2022	1.59	0	0	0.50%	-10.8%	12/31/2022	1.62	0	0	0.25%	-10.5%	12/31/2022	1.64	0	0	0.00%	-10.3%
12/31/2021	1.78	0	0	0.50%	30.3%	12/31/2021	1.81	0	0	0.25%	30.6%	12/31/2021	1.83	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.8%
2023	1.4%
2022	0.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,735	$208,945	5,481
Receivables: investments sold	527
Payables: investments purchased	-
Net assets	$207,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,262	135,460	$1.53
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$207,262	135,460

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,315
Mortality & expense charges			(3,933)
Net investment income (loss)			(2,618)

Gain (loss) on investments:
Net realized gain (loss)			(70,335)
Realized gain distributions			43,414
Net change in unrealized appreciation (depreciation)			49,559
Net gain (loss)			22,638

Increase (decrease) in net assets from operations			$20,020

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,618)	$(3,222)
Net realized gain (loss)		(70,335)	(242,719)
Realized gain distributions		43,414	96,451
Net change in unrealized appreciation (depreciation)		49,559	149,829

Increase (decrease) in net assets from operations		20,020	339

Contract owner transactions:
Proceeds from units sold		327,399	241,265
Cost of units redeemed		(734,402)	(2,525,614)
Account charges		(76)	(296)
Increase (decrease)		(407,079)	(2,284,645)
Net increase (decrease)		(387,059)	(2,284,306)
Net assets, beginning		594,321	2,878,627
Net assets, ending		$207,262	$594,321

Units sold		249,380	223,896
Units redeemed		(538,602)	(1,987,384)
Net increase (decrease)		(289,222)	(1,763,488)
Units outstanding, beginning		424,682	2,188,170
Units outstanding, ending		135,460	424,682

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,755,128
Cost of units redeemed/account charges			(17,729,725)
Net investment income (loss)			(153,085)
Net realized gain (loss)			(846,935)
Realized gain distributions			2,184,089
Net change in unrealized appreciation (depreciation)			(2,210)
Net assets			$207,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	135	$207	1.25%	9.3%	12/31/2025	$1.57	0	$0	1.00%	9.6%	12/31/2025	$1.60	0	$0	0.75%	9.9%
12/31/2024	1.40	425	594	1.25%	6.4%	12/31/2024	1.43	0	0	1.00%	6.6%	12/31/2024	1.46	0	0	0.75%	6.9%
12/31/2023	1.32	2,188	2,879	1.25%	10.0%	12/31/2023	1.34	0	0	1.00%	10.2%	12/31/2023	1.36	0	0	0.75%	10.5%
12/31/2022	1.20	2,170	2,597	1.25%	-15.8%	12/31/2022	1.21	0	0	1.00%	-15.6%	12/31/2022	1.23	0	0	0.75%	-15.4%
12/31/2021	1.42	3,246	4,613	1.25%	25.1%	12/31/2021	1.44	0	0	1.00%	25.4%	12/31/2021	1.46	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	10.2%	12/31/2025	$1.68	0	$0	0.25%	10.4%	12/31/2025	$1.71	0	$0	0.00%	10.7%
12/31/2024	1.49	0	0	0.50%	7.2%	12/31/2024	1.52	0	0	0.25%	7.5%	12/31/2024	1.55	0	0	0.00%	7.7%
12/31/2023	1.39	0	0	0.50%	10.8%	12/31/2023	1.41	0	0	0.25%	11.1%	12/31/2023	1.44	0	0	0.00%	11.3%
12/31/2022	1.25	0	0	0.50%	-15.2%	12/31/2022	1.27	0	0	0.25%	-15.0%	12/31/2022	1.29	0	0	0.00%	-14.7%
12/31/2021	1.48	0	0	0.50%	26.1%	12/31/2021	1.49	0	0	0.25%	26.4%	12/31/2021	1.51	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.5%
2023	1.0%
2022	0.5%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,010	$77,538	1,192
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$81,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,032	30,063	$2.70
Band 100	-	-	2.75
Band 75	-	-	2.81
Band 50	-	-	2.87
Band 25	-	-	2.94
Band 0	-	-	3.00
Total	$81,032	30,063

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$471
Mortality & expense charges			(2,499)
Net investment income (loss)			(2,028)

Gain (loss) on investments:
Net realized gain (loss)			31,339
Realized gain distributions			8,360
Net change in unrealized appreciation (depreciation)			(10,938)
Net gain (loss)			28,761

Increase (decrease) in net assets from operations			$26,733

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,028)	$(1,018)
Net realized gain (loss)		31,339	608
Realized gain distributions		8,360	27,871
Net change in unrealized appreciation (depreciation)		(10,938)	11,334

Increase (decrease) in net assets from operations		26,733	38,795

Contract owner transactions:
Proceeds from units sold		10,423	48,391
Cost of units redeemed		(172,186)	(15,563)
Account charges		-	-
Increase (decrease)		(161,763)	32,828
Net increase (decrease)		(135,030)	71,623
Net assets, beginning		216,062	144,439
Net assets, ending		$81,032	$216,062

Units sold		4,301	24,422
Units redeemed		(65,686)	(10,765)
Net increase (decrease)		(61,385)	13,657
Units outstanding, beginning		91,448	77,791
Units outstanding, ending		30,063	91,448

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,531,638
Cost of units redeemed/account charges			(1,582,231)
Net investment income (loss)			(7,848)
Net realized gain (loss)			(100,950)
Realized gain distributions			236,951
Net change in unrealized appreciation (depreciation)			3,472
Net assets			$81,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	30	$81	1.25%	14.1%	12/31/2025	$2.75	0	$0	1.00%	14.4%	12/31/2025	$2.81	0	$0	0.75%	14.7%
12/31/2024	2.36	91	216	1.25%	27.2%	12/31/2024	2.41	0	0	1.00%	27.6%	12/31/2024	2.45	0	0	0.75%	27.9%
12/31/2023	1.86	78	144	1.25%	22.1%	12/31/2023	1.89	0	0	1.00%	22.4%	12/31/2023	1.92	0	0	0.75%	22.7%
12/31/2022	1.52	73	111	1.25%	-20.3%	12/31/2022	1.54	0	0	1.00%	-20.1%	12/31/2022	1.56	0	0	0.75%	-19.9%
12/31/2021	1.91	448	855	1.25%	28.0%	12/31/2021	1.93	0	0	1.00%	28.3%	12/31/2021	1.95	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	0	$0	0.50%	14.9%	12/31/2025	$2.94	0	$0	0.25%	15.2%	12/31/2025	$3.00	0	$0	0.00%	15.5%
12/31/2024	2.50	0	0	0.50%	28.2%	12/31/2024	2.55	0	0	0.25%	28.5%	12/31/2024	2.60	0	0	0.00%	28.9%
12/31/2023	1.95	0	0	0.50%	23.0%	12/31/2023	1.98	0	0	0.25%	23.3%	12/31/2023	2.01	0	0	0.00%	23.6%
12/31/2022	1.59	0	0	0.50%	-19.7%	12/31/2022	1.61	0	0	0.25%	-19.5%	12/31/2022	1.63	0	0	0.00%	-19.3%
12/31/2021	1.97	0	0	0.50%	28.9%	12/31/2021	2.00	0	0	0.25%	29.2%	12/31/2021	2.02	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.6%
2023	0.8%
2022	0.3%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,565
Cost of units redeemed/account charges			(18,989)
Net investment income (loss)			(144)
Net realized gain (loss)			4,568
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	1.25%	31.1%	12/31/2025	$1.40	0	$0	1.00%	31.5%	12/31/2025	$1.43	0	$0	0.75%	31.8%
12/31/2024	1.05	0	0	1.25%	7.8%	12/31/2024	1.06	0	0	1.00%	8.1%	12/31/2024	1.08	0	0	0.75%	8.3%
12/31/2023	0.97	0	0	1.25%	5.3%	12/31/2023	0.98	0	0	1.00%	5.6%	12/31/2023	1.00	0	0	0.75%	5.8%
12/31/2022	0.92	0	0	1.25%	-30.9%	12/31/2022	0.93	0	0	1.00%	-30.7%	12/31/2022	0.94	0	0	0.75%	-30.5%
12/31/2021	1.33	1	1	1.25%	-3.6%	12/31/2021	1.35	0	0	1.00%	-3.4%	12/31/2021	1.36	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	32.1%	12/31/2025	$1.48	0	$0	0.25%	32.5%	12/31/2025	$1.51	0	$0	0.00%	32.8%
12/31/2024	1.10	0	0	0.50%	8.6%	12/31/2024	1.12	0	0	0.25%	8.9%	12/31/2024	1.13	0	0	0.00%	9.2%
12/31/2023	1.01	0	0	0.50%	6.1%	12/31/2023	1.03	0	0	0.25%	6.4%	12/31/2023	1.04	0	0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-30.3%	12/31/2022	0.96	0	0	0.25%	-30.2%	12/31/2022	0.97	0	0	0.00%	-30.0%
12/31/2021	1.37	0	0	0.50%	-2.9%	12/31/2021	1.38	0	0	0.25%	-2.7%	12/31/2021	1.39	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.81
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	1.25%	14.1%	12/31/2025	$1.83	0	$0	1.00%	14.4%	12/31/2025	$1.86	0	$0	0.75%	14.7%
12/31/2024	1.58	0	0	1.25%	17.6%	12/31/2024	1.60	0	0	1.00%	17.9%	12/31/2024	1.62	0	0	0.75%	18.2%
12/31/2023	1.35	0	0	1.25%	18.3%	12/31/2023	1.36	0	0	1.00%	18.6%	12/31/2023	1.37	0	0	0.75%	18.9%
12/31/2022	1.14	0	0	1.25%	-21.0%	12/31/2022	1.15	0	0	1.00%	-20.8%	12/31/2022	1.16	0	0	0.75%	-20.6%
12/31/2021	1.44	0	0	1.25%	22.3%	12/31/2021	1.45	0	0	1.00%	22.7%	12/31/2021	1.46	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	15.0%	12/31/2025	$1.92	0	$0	0.25%	15.3%	12/31/2025	$1.95	0	$0	0.00%	15.6%
12/31/2024	1.65	0	0	0.50%	18.5%	12/31/2024	1.67	0	0	0.25%	18.8%	12/31/2024	1.69	0	0	0.00%	19.1%
12/31/2023	1.39	0	0	0.50%	19.2%	12/31/2023	1.40	0	0	0.25%	19.5%	12/31/2023	1.42	0	0	0.00%	19.8%
12/31/2022	1.17	0	0	0.50%	-20.4%	12/31/2022	1.18	0	0	0.25%	-20.2%	12/31/2022	1.19	0	0	0.00%	-20.0%
12/31/2021	1.46	0	0	0.50%	23.3%	12/31/2021	1.47	0	0	0.25%	23.6%	12/31/2021	1.48	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Core Fixed Income Fund R Class - 06-4PV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,467,130
Cost of units redeemed/account charges			(8,413,240)
Net investment income (loss)			106,327
Net realized gain (loss)			(1,160,217)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.93	0	$0	1.25%	6.3%	12/31/2025	$0.94	0	$0	1.00%	6.6%	12/31/2025	$0.95	0	$0	0.75%	6.9%
12/31/2024	0.87	0	0	1.25%	0.2%	12/31/2024	0.88	0	0	1.00%	0.5%	12/31/2024	0.89	0	0	0.75%	0.7%
12/31/2023	0.87	0	0	1.25%	5.0%	12/31/2023	0.88	0	0	1.00%	5.3%	12/31/2023	0.88	0	0	0.75%	5.5%
12/31/2022	0.83	616	511	1.25%	-15.2%	12/31/2022	0.83	0	0	1.00%	-14.9%	12/31/2022	0.84	0	0	0.75%	-14.7%
12/31/2021	0.98	7,794	7,622	1.25%	-3.0%	12/31/2021	0.98	0	0	1.00%	-2.8%	12/31/2021	0.98	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	0.50%	7.1%	12/31/2025	$0.98	0	$0	0.25%	7.4%	12/31/2025	$0.99	0	$0	0.00%	7.7%
12/31/2024	0.90	0	0	0.50%	1.0%	12/31/2024	0.91	0	0	0.25%	1.2%	12/31/2024	0.92	0	0	0.00%	1.5%
12/31/2023	0.89	0	0	0.50%	5.8%	12/31/2023	0.90	0	0	0.25%	6.0%	12/31/2023	0.91	0	0	0.00%	6.3%
12/31/2022	0.84	0	0	0.50%	-14.5%	12/31/2022	0.85	0	0	0.25%	-14.3%	12/31/2022	0.85	0	0	0.00%	-14.1%
12/31/2021	0.99	0	0	0.50%	-2.3%	12/31/2021	0.99	0	0	0.25%	-2.0%	12/31/2021	0.99	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	5.1%
2022	2.4%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	1.25%	0.7%	12/31/2025	$1.32	0	$0	1.00%	1.0%	12/31/2025	$1.34	0	$0	0.75%	1.2%
12/31/2024	1.29	0	0	1.25%	11.1%	12/31/2024	1.31	0	0	1.00%	11.4%	12/31/2024	1.32	0	0	0.75%	11.7%
12/31/2023	1.16	0	0	1.25%	12.9%	12/31/2023	1.18	0	0	1.00%	13.2%	12/31/2023	1.19	0	0	0.75%	13.5%
12/31/2022	1.03	0	0	1.25%	-29.3%	12/31/2022	1.04	0	0	1.00%	-29.1%	12/31/2022	1.04	0	0	0.75%	-29.0%
12/31/2021	1.46	0	0	1.25%	6.7%	12/31/2021	1.46	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	1.5%	12/31/2025	$1.38	0	$0	0.25%	1.7%	12/31/2025	$1.40	0	$0	0.00%	2.0%
12/31/2024	1.34	0	0	0.50%	11.9%	12/31/2024	1.35	0	0	0.25%	12.2%	12/31/2024	1.37	0	0	0.00%	12.5%
12/31/2023	1.20	0	0	0.50%	13.7%	12/31/2023	1.21	0	0	0.25%	14.0%	12/31/2023	1.22	0	0	0.00%	14.3%
12/31/2022	1.05	0	0	0.50%	-28.8%	12/31/2022	1.06	0	0	0.25%	-28.6%	12/31/2022	1.06	0	0	0.00%	-28.4%
12/31/2021	1.48	0	0	0.50%	7.5%	12/31/2021	1.48	0	0	0.25%	7.8%	12/31/2021	1.49	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Service Class - 06-729

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$689,009	$857,303	90,696
Receivables: investments sold	21,148
Payables: investments purchased	-
Net assets	$710,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$710,157	195,937	$3.62
Band 100	-	-	3.75
Band 75	-	-	3.87
Band 50	-	-	4.00
Band 25	-	-	4.13
Band 0	-	-	4.27
Total	$710,157	195,937

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,592)
Net investment income (loss)			(8,592)

Gain (loss) on investments:
Net realized gain (loss)			(12,940)
Realized gain distributions			182,225
Net change in unrealized appreciation (depreciation)			(138,913)
Net gain (loss)			30,372

Increase (decrease) in net assets from operations			$21,780

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,592)	$(7,561)
Net realized gain (loss)		(12,940)	18,703
Realized gain distributions		182,225	114,570
Net change in unrealized appreciation (depreciation)		(138,913)	(9,797)

Increase (decrease) in net assets from operations		21,780	115,915

Contract owner transactions:
Proceeds from units sold		259,273	721,463
Cost of units redeemed		(284,163)	(251,168)
Account charges		(3,014)	(3,154)
Increase (decrease)		(27,904)	467,141
Net increase (decrease)		(6,124)	583,056
Net assets, beginning		716,281	133,225
Net assets, ending		$710,157	$716,281

Units sold		74,239	234,232
Units redeemed		(87,032)	(71,462)
Net increase (decrease)		(12,793)	162,770
Units outstanding, beginning		208,730	45,960
Units outstanding, ending		195,937	208,730

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,483,070
Cost of units redeemed/account charges			(977,298)
Net investment income (loss)			(27,344)
Net realized gain (loss)			(43,714)
Realized gain distributions			443,737
Net change in unrealized appreciation (depreciation)			(168,294)
Net assets			$710,157

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.62	196	$710	1.25%	5.6%	12/31/2025	$3.75	0	$0	1.00%	5.9%	12/31/2025	$3.87	0	$0	0.75%	6.1%
12/31/2024	3.43	209	716	1.25%	18.4%	12/31/2024	3.54	0	0	1.00%	18.7%	12/31/2024	3.65	0	0	0.75%	19.0%
12/31/2023	2.90	46	133	1.25%	17.2%	12/31/2023	2.98	0	0	1.00%	17.5%	12/31/2023	3.06	0	0	0.75%	17.8%
12/31/2022	2.47	26	63	1.25%	-27.7%	12/31/2022	2.54	0	0	1.00%	-27.6%	12/31/2022	2.60	0	0	0.75%	-27.4%
12/31/2021	3.42	24	82	1.25%	9.7%	12/31/2021	3.50	0	0	1.00%	10.0%	12/31/2021	3.58	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.00	0	$0	0.50%	6.4%	12/31/2025	$4.13	0	$0	0.25%	6.7%	12/31/2025	$4.27	0	$0	0.00%	6.9%
12/31/2024	3.76	0	0	0.50%	19.3%	12/31/2024	3.87	0	0	0.25%	19.6%	12/31/2024	3.99	0	0	0.00%	19.9%
12/31/2023	3.15	0	0	0.50%	18.1%	12/31/2023	3.24	0	0	0.25%	18.4%	12/31/2023	3.33	0	0	0.00%	18.7%
12/31/2022	2.67	0	0	0.50%	-27.2%	12/31/2022	2.74	0	0	0.25%	-27.0%	12/31/2022	2.81	0	0	0.00%	-26.8%
12/31/2021	3.67	0	0	0.50%	10.6%	12/31/2021	3.75	0	0	0.25%	10.8%	12/31/2021	3.84	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Inv Investor Class - 06-727

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,036,458	$1,170,151	80,532
Receivables: investments sold	30,602
Payables: investments purchased	-
Net assets	$1,067,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,067,060	279,321	$3.82
Band 100	-	-	3.95
Band 75	-	-	4.08
Band 50	-	-	4.22
Band 25	-	-	4.36
Band 0	-	-	4.50
Total	$1,067,060	279,321

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,469)
Net investment income (loss)			(11,469)

Gain (loss) on investments:
Net realized gain (loss)			1,724
Realized gain distributions			179,339
Net change in unrealized appreciation (depreciation)			(140,761)
Net gain (loss)			40,302

Increase (decrease) in net assets from operations			$28,833

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,469)	$(10,208)
Net realized gain (loss)		1,724	70,215
Realized gain distributions		179,339	100,485
Net change in unrealized appreciation (depreciation)		(140,761)	7,068

Increase (decrease) in net assets from operations		28,833	167,560

Contract owner transactions:
Proceeds from units sold		528,146	1,212,891
Cost of units redeemed		(396,412)	(463,928)
Account charges		(5,112)	(4,918)
Increase (decrease)		126,622	744,045
Net increase (decrease)		155,455	911,605
Net assets, beginning		911,605	-
Net assets, ending		$1,067,060	$911,605

Units sold		144,353	382,490
Units redeemed		(118,031)	(129,491)
Net increase (decrease)		26,322	252,999
Units outstanding, beginning		252,999	-
Units outstanding, ending		279,321	252,999

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,938,046
Cost of units redeemed/account charges			(19,786,674)
Net investment income (loss)			(199,645)
Net realized gain (loss)			(1,458,272)
Realized gain distributions			3,707,298
Net change in unrealized appreciation (depreciation)			(133,693)
Net assets			$1,067,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.82	279	$1,067	1.25%	6.0%	12/31/2025	$3.95	0	$0	1.00%	6.3%	12/31/2025	$4.08	0	$0	0.75%	6.6%
12/31/2024	3.60	253	912	1.25%	19.0%	12/31/2024	3.71	0	0	1.00%	19.3%	12/31/2024	3.83	0	0	0.75%	19.6%
12/31/2023	3.03	0	0	1.25%	17.6%	12/31/2023	3.11	0	0	1.00%	17.9%	12/31/2023	3.20	0	0	0.75%	18.2%
12/31/2022	2.57	26	66	1.25%	-27.4%	12/31/2022	2.64	0	0	1.00%	-27.2%	12/31/2022	2.71	0	0	0.75%	-27.1%
12/31/2021	3.55	20	71	1.25%	10.2%	12/31/2021	3.63	0	0	1.00%	10.5%	12/31/2021	3.71	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.22	0	$0	0.50%	6.8%	12/31/2025	$4.36	0	$0	0.25%	7.1%	12/31/2025	$4.50	0	$0	0.00%	7.4%
12/31/2024	3.95	0	0	0.50%	19.9%	12/31/2024	4.07	0	0	0.25%	20.2%	12/31/2024	4.19	0	0	0.00%	20.5%
12/31/2023	3.29	0	0	0.50%	18.5%	12/31/2023	3.38	0	0	0.25%	18.8%	12/31/2023	3.48	0	0	0.00%	19.1%
12/31/2022	2.78	0	0	0.50%	-26.9%	12/31/2022	2.85	0	0	0.25%	-26.7%	12/31/2022	2.92	31	90	0.00%	-26.5%
12/31/2021	3.80	0	0	0.50%	11.1%	12/31/2021	3.89	0	0	0.25%	11.3%	12/31/2021	3.98	27	109	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs GQG Partners Intl Oppss Fund R6 Class - 06-74J (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	1.25%	19.4%	12/31/2025	$1.09	0	$0	1.00%	19.7%	12/31/2025	$1.10	0	$0	0.75%	20.0%
12/31/2024	0.91	0	0	1.25%	-8.7%	12/31/2024	0.91	0	0	1.00%	-8.7%	12/31/2024	0.91	0	0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	20.3%	12/31/2025	$1.10	0	$0	0.25%	20.6%	12/31/2025	$1.11	0	$0	0.00%	20.9%
12/31/2024	0.91	0	0	0.50%	-8.6%	12/31/2024	0.91	0	0	0.25%	-8.6%	12/31/2024	0.91	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldmansachs Int Eq Inc R6 Class - 06-6YX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	1.25%	32.6%	12/31/2025	$1.24	0	$0	1.00%	32.9%	12/31/2025	$1.25	0	$0	0.75%	33.3%
12/31/2024	0.93	0	0	1.25%	-6.7%	12/31/2024	0.93	0	0	1.00%	-6.6%	12/31/2024	0.93	0	0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	33.6%	12/31/2025	$1.25	0	$0	0.25%	33.9%	12/31/2025	$1.26	0	$0	0.00%	34.3%
12/31/2024	0.94	0	0	0.50%	-6.5%	12/31/2024	0.94	0	0	0.25%	-6.4%	12/31/2024	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Macro Opp R6 Class - 06-6KG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,077	$90,415	3,780
Receivables: investments sold	-
Payables: investments purchased	(493)
Net assets	$94,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,584	78,138	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$94,584	78,138

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,596
Mortality & expense charges			(1,187)
Net investment income (loss)			4,409

Gain (loss) on investments:
Net realized gain (loss)			334
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			999
Net gain (loss)			1,333

Increase (decrease) in net assets from operations			$5,742

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,409	$4,356
Net realized gain (loss)		334	89
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		999	1,365

Increase (decrease) in net assets from operations		5,742	5,810

Contract owner transactions:
Proceeds from units sold		429	344
Cost of units redeemed		(6,565)	(1,646)
Account charges		(106)	(192)
Increase (decrease)		(6,242)	(1,494)
Net increase (decrease)		(500)	4,316
Net assets, beginning		95,084	90,768
Net assets, ending		$94,584	$95,084

Units sold		377	308
Units redeemed		(5,691)	(1,635)
Net increase (decrease)		(5,314)	(1,327)
Units outstanding, beginning		83,452	84,779
Units outstanding, ending		78,138	83,452

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$88,514
Cost of units redeemed/account charges			(8,541)
Net investment income (loss)			9,525
Net realized gain (loss)			424
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,662
Net assets			$94,584

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	78	$95	1.25%	6.2%	12/31/2025	$1.22	0	$0	1.00%	6.5%	12/31/2025	$1.23	0	$0	0.75%	6.8%
12/31/2024	1.14	83	95	1.25%	6.4%	12/31/2024	1.15	0	0	1.00%	6.7%	12/31/2024	1.15	0	0	0.75%	7.0%
12/31/2023	1.07	85	91	1.25%	8.4%	12/31/2023	1.07	0	0	1.00%	8.6%	12/31/2023	1.08	0	0	0.75%	8.9%
12/31/2022	0.99	0	0	1.25%	-1.2%	12/31/2022	0.99	0	0	1.00%	-1.2%	12/31/2022	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	7.0%	12/31/2025	$1.25	0	$0	0.25%	7.3%	12/31/2025	$1.26	0	$0	0.00%	7.6%
12/31/2024	1.16	0	0	0.50%	7.2%	12/31/2024	1.16	0	0	0.25%	7.5%	12/31/2024	1.17	0	0	0.00%	7.8%
12/31/2023	1.08	0	0	0.50%	9.2%	12/31/2023	1.08	0	0	0.25%	9.4%	12/31/2023	1.08	0	0	0.00%	9.7%
12/31/2022	0.99	0	0	0.50%	-1.2%	12/31/2022	0.99	0	0	0.25%	-1.2%	12/31/2022	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.9%
2024	6.0%
2023	2.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Total Ret Bond R6 Class - 06-6KF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,892	$338,185	14,466
Receivables: investments sold	2,191
Payables: investments purchased	-
Net assets	$349,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$349,083	310,047	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$349,083	310,047

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,106
Mortality & expense charges			(3,685)
Net investment income (loss)			11,421

Gain (loss) on investments:
Net realized gain (loss)			1,421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,801
Net gain (loss)			7,222

Increase (decrease) in net assets from operations			$18,643

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,421	$8,260
Net realized gain (loss)		1,421	640
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,801	(3,745)

Increase (decrease) in net assets from operations		18,643	5,155

Contract owner transactions:
Proceeds from units sold		135,313	81,050
Cost of units redeemed		(64,003)	(18,586)
Account charges		(118)	(87)
Increase (decrease)		71,192	62,377
Net increase (decrease)		89,835	67,532
Net assets, beginning		259,248	191,716
Net assets, ending		$349,083	$259,248

Units sold		139,316	80,278
Units redeemed		(75,455)	(19,645)
Net increase (decrease)		63,861	60,633
Units outstanding, beginning		246,186	185,553
Units outstanding, ending		310,047	246,186

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$493,673
Cost of units redeemed/account charges			(174,480)
Net investment income (loss)			20,812
Net realized gain (loss)			371
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,707
Net assets			$349,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	310	$349	1.25%	6.9%	12/31/2025	$1.13	0	$0	1.00%	7.2%	12/31/2025	$1.14	0	$0	0.75%	7.5%
12/31/2024	1.05	246	259	1.25%	1.9%	12/31/2024	1.06	0	0	1.00%	2.2%	12/31/2024	1.06	0	0	0.75%	2.4%
12/31/2023	1.03	186	192	1.25%	6.2%	12/31/2023	1.04	0	0	1.00%	6.4%	12/31/2023	1.04	0	0	0.75%	6.7%
12/31/2022	0.97	0	0	1.25%	-2.7%	12/31/2022	0.97	0	0	1.00%	-2.7%	12/31/2022	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	7.7%	12/31/2025	$1.16	0	$0	0.25%	8.0%	12/31/2025	$1.17	0	$0	0.00%	8.3%
12/31/2024	1.07	0	0	0.50%	2.7%	12/31/2024	1.07	0	0	0.25%	2.9%	12/31/2024	1.08	0	0	0.00%	3.2%
12/31/2023	1.04	0	0	0.50%	7.0%	12/31/2023	1.04	0	0	0.25%	7.2%	12/31/2023	1.05	0	0	0.00%	7.5%
12/31/2022	0.97	0	0	0.50%	-2.6%	12/31/2022	0.97	0	0	0.25%	-2.6%	12/31/2022	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	5.0%
2023	1.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,592	$7,631	667
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$7,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,597	6,002	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$7,597	6,002

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$284
Mortality & expense charges			(90)
Net investment income (loss)			194

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			128
Net change in unrealized appreciation (depreciation)			235
Net gain (loss)			363

Increase (decrease) in net assets from operations			$557

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$194	$184
Net realized gain (loss)		-	(2)
Realized gain distributions		128	41
Net change in unrealized appreciation (depreciation)		235	112

Increase (decrease) in net assets from operations		557	335

Contract owner transactions:
Proceeds from units sold		313	301
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		313	301
Net increase (decrease)		870	636
Net assets, beginning		6,727	6,091
Net assets, ending		$7,597	$6,727

Units sold		257	265
Units redeemed		-	-
Net increase (decrease)		257	265
Units outstanding, beginning		5,745	5,480
Units outstanding, ending		6,002	5,745

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,549
Cost of units redeemed/account charges			-
Net investment income (loss)			532
Net realized gain (loss)			(8)
Realized gain distributions			563
Net change in unrealized appreciation (depreciation)			(39)
Net assets			$7,597

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	6	$8	1.25%	8.1%	12/31/2025	$1.29	0	$0	1.00%	8.4%	12/31/2025	$1.31	0	$0	0.75%	8.6%
12/31/2024	1.17	6	7	1.25%	5.3%	12/31/2024	1.19	0	0	1.00%	5.6%	12/31/2024	1.21	0	0	0.75%	5.9%
12/31/2023	1.11	5	6	1.25%	7.5%	12/31/2023	1.13	0	0	1.00%	7.7%	12/31/2023	1.14	0	0	0.75%	8.0%
12/31/2022	1.03	5	5	1.25%	-11.3%	12/31/2022	1.05	0	0	1.00%	-11.1%	12/31/2022	1.06	0	0	0.75%	-10.8%
12/31/2021	1.17	5	6	1.25%	2.5%	12/31/2021	1.18	0	0	1.00%	2.8%	12/31/2021	1.18	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	8.9%	12/31/2025	$1.36	0	$0	0.25%	9.2%	12/31/2025	$1.38	0	$0	0.00%	9.5%
12/31/2024	1.23	0	0	0.50%	6.1%	12/31/2024	1.24	0	0	0.25%	6.4%	12/31/2024	1.26	0	0	0.00%	6.7%
12/31/2023	1.16	0	0	0.50%	8.3%	12/31/2023	1.17	0	0	0.25%	8.5%	12/31/2023	1.18	0	0	0.00%	8.8%
12/31/2022	1.07	0	0	0.50%	-10.6%	12/31/2022	1.08	0	0	0.25%	-10.4%	12/31/2022	1.09	0	0	0.00%	-10.2%
12/31/2021	1.19	0	0	0.50%	3.3%	12/31/2021	1.20	0	0	0.25%	3.6%	12/31/2021	1.21	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.1%
2023	3.1%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$675	$683	57
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$675	436	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$675	436

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14
Mortality & expense charges			(8)
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			51
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			47

Increase (decrease) in net assets from operations			$53

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$78
Net realized gain (loss)		(9)	703
Realized gain distributions		51	6
Net change in unrealized appreciation (depreciation)		5	(169)

Increase (decrease) in net assets from operations		53	618

Contract owner transactions:
Proceeds from units sold		444	6,660
Cost of units redeemed		(130)	(10,937)
Account charges		-	(5)
Increase (decrease)		314	(4,282)
Net increase (decrease)		367	(3,664)
Net assets, beginning		308	3,972
Net assets, ending		$675	$308

Units sold		308	4,964
Units redeemed		(88)	(7,813)
Net increase (decrease)		220	(2,849)
Units outstanding, beginning		216	3,065
Units outstanding, ending		436	216

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,951
Cost of units redeemed/account charges			(11,117)
Net investment income (loss)			98
Net realized gain (loss)			694
Realized gain distributions			57
Net change in unrealized appreciation (depreciation)			(8)
Net assets			$675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$1	1.25%	8.8%	12/31/2025	$1.58	0	$0	1.00%	9.0%	12/31/2025	$1.61	0	$0	0.75%	9.3%
12/31/2024	1.43	0	0	1.25%	10.0%	12/31/2024	1.45	0	0	1.00%	10.2%	12/31/2024	1.47	0	0	0.75%	10.5%
12/31/2023	1.30	3	4	1.25%	9.8%	12/31/2023	1.31	0	0	1.00%	10.0%	12/31/2023	1.33	0	0	0.75%	10.3%
12/31/2022	1.18	0	0	1.25%	-12.5%	12/31/2022	1.19	0	0	1.00%	-12.3%	12/31/2022	1.21	0	0	0.75%	-12.1%
12/31/2021	1.35	0	0	1.25%	10.4%	12/31/2021	1.36	0	0	1.00%	10.7%	12/31/2021	1.37	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	9.6%	12/31/2025	$1.66	0	$0	0.25%	9.8%	12/31/2025	$1.69	0	$0	0.00%	10.1%
12/31/2024	1.49	0	0	0.50%	10.8%	12/31/2024	1.52	0	0	0.25%	11.1%	12/31/2024	1.54	0	0	0.00%	11.3%
12/31/2023	1.35	0	0	0.50%	10.6%	12/31/2023	1.36	0	0	0.25%	10.9%	12/31/2023	1.38	0	0	0.00%	11.2%
12/31/2022	1.22	0	0	0.50%	-11.8%	12/31/2022	1.23	0	0	0.25%	-11.6%	12/31/2022	1.24	0	0	0.00%	-11.4%
12/31/2021	1.38	0	0	0.50%	11.2%	12/31/2021	1.39	0	0	0.25%	11.5%	12/31/2021	1.40	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	6.5%
2023	1.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,280	$50,212	3,974
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$53,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,258	31,897	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$53,258	31,897

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,346
Mortality & expense charges			(551)
Net investment income (loss)			795

Gain (loss) on investments:
Net realized gain (loss)			57
Realized gain distributions			3,334
Net change in unrealized appreciation (depreciation)			1,911
Net gain (loss)			5,302

Increase (decrease) in net assets from operations			$6,097

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$795	$612
Net realized gain (loss)		57	32
Realized gain distributions		3,334	240
Net change in unrealized appreciation (depreciation)		1,911	1,001

Increase (decrease) in net assets from operations		6,097	1,885

Contract owner transactions:
Proceeds from units sold		12,029	26,190
Cost of units redeemed		(1)	-
Account charges		(136)	(90)
Increase (decrease)		11,892	26,100
Net increase (decrease)		17,989	27,985
Net assets, beginning		35,269	7,284
Net assets, ending		$53,258	$35,269

Units sold		7,761	18,749
Units redeemed		(85)	(62)
Net increase (decrease)		7,676	18,687
Units outstanding, beginning		24,221	5,534
Units outstanding, ending		31,897	24,221

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$45,538
Cost of units redeemed/account charges			(747)
Net investment income (loss)			1,604
Net realized gain (loss)			138
Realized gain distributions			3,657
Net change in unrealized appreciation (depreciation)			3,068
Net assets			$53,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	32	$53	1.25%	14.7%	12/31/2025	$1.70	0	$0	1.00%	15.0%	12/31/2025	$1.73	0	$0	0.75%	15.2%
12/31/2024	1.46	24	35	1.25%	10.6%	12/31/2024	1.48	0	0	1.00%	10.9%	12/31/2024	1.50	0	0	0.75%	11.2%
12/31/2023	1.32	6	7	1.25%	15.1%	12/31/2023	1.33	0	0	1.00%	15.4%	12/31/2023	1.35	0	0	0.75%	15.7%
12/31/2022	1.14	1	1	1.25%	-19.0%	12/31/2022	1.16	0	0	1.00%	-18.8%	12/31/2022	1.17	0	0	0.75%	-18.6%
12/31/2021	1.41	0	1	1.25%	10.2%	12/31/2021	1.42	0	0	1.00%	10.5%	12/31/2021	1.43	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	15.5%	12/31/2025	$1.79	0	$0	0.25%	15.8%	12/31/2025	$1.83	0	$0	0.00%	16.1%
12/31/2024	1.52	0	0	0.50%	11.5%	12/31/2024	1.55	0	0	0.25%	11.7%	12/31/2024	1.57	0	0	0.00%	12.0%
12/31/2023	1.37	0	0	0.50%	16.0%	12/31/2023	1.39	0	0	0.25%	16.3%	12/31/2023	1.40	0	0	0.00%	16.6%
12/31/2022	1.18	0	0	0.50%	-18.4%	12/31/2022	1.19	0	0	0.25%	-18.2%	12/31/2022	1.20	0	0	0.00%	-18.0%
12/31/2021	1.45	0	0	0.50%	11.0%	12/31/2021	1.46	0	0	0.25%	11.3%	12/31/2021	1.47	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	4.4%
2023	5.6%
2022	0.0%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,985	$39,027	4,470
Receivables: investments sold	-
Payables: investments purchased	(1,007)
Net assets	$41,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,978	37,091	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$41,978	37,091

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,511
Mortality & expense charges			(481)
Net investment income (loss)			1,030

Gain (loss) on investments:
Net realized gain (loss)			674
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,117
Net gain (loss)			1,791

Increase (decrease) in net assets from operations			$2,821

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,030	$546
Net realized gain (loss)		674	490
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,117	292

Increase (decrease) in net assets from operations		2,821	1,328

Contract owner transactions:
Proceeds from units sold		11,204	11,514
Cost of units redeemed		(8,297)	(22,297)
Account charges		(83)	(106)
Increase (decrease)		2,824	(10,889)
Net increase (decrease)		5,645	(9,561)
Net assets, beginning		36,333	45,894
Net assets, ending		$41,978	$36,333

Units sold		10,309	10,946
Units redeemed		(7,770)	(20,826)
Net increase (decrease)		2,539	(9,880)
Units outstanding, beginning		34,552	44,432
Units outstanding, ending		37,091	34,552

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$92,697
Cost of units redeemed/account charges			(56,202)
Net investment income (loss)			4,255
Net realized gain (loss)			(5,196)
Realized gain distributions			2,466
Net change in unrealized appreciation (depreciation)			3,958
Net assets			$41,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	37	$42	1.25%	7.6%	12/31/2025	$1.15	0	$0	1.00%	7.9%	12/31/2025	$1.17	0	$0	0.75%	8.2%
12/31/2024	1.05	35	36	1.25%	1.8%	12/31/2024	1.07	0	0	1.00%	2.1%	12/31/2024	1.08	0	0	0.75%	2.3%
12/31/2023	1.03	44	46	1.25%	10.1%	12/31/2023	1.04	0	0	1.00%	10.3%	12/31/2023	1.06	0	0	0.75%	10.6%
12/31/2022	0.94	11	10	1.25%	-26.6%	12/31/2022	0.95	0	0	1.00%	-26.4%	12/31/2022	0.96	0	0	0.75%	-26.2%
12/31/2021	1.28	35	45	1.25%	28.4%	12/31/2021	1.29	0	0	1.00%	28.7%	12/31/2021	1.29	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	8.4%	12/31/2025	$1.21	0	$0	0.25%	8.7%	12/31/2025	$1.23	0	$0	0.00%	9.0%
12/31/2024	1.10	0	0	0.50%	2.6%	12/31/2024	1.11	0	0	0.25%	2.8%	12/31/2024	1.13	0	0	0.00%	3.1%
12/31/2023	1.07	0	0	0.50%	10.9%	12/31/2023	1.08	0	0	0.25%	11.2%	12/31/2023	1.09	0	0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-26.0%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.7%
12/31/2021	1.30	0	0	0.50%	29.3%	12/31/2021	1.31	0	0	0.25%	29.6%	12/31/2021	1.32	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	2.4%
2023	2.3%
2022	1.3%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,339	$33,496	3,505
Receivables: investments sold	-
Payables: investments purchased	(1,187)
Net assets	$43,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,152	28,221	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$43,152	28,221

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$821
Mortality & expense charges			(476)
Net investment income (loss)			345

Gain (loss) on investments:
Net realized gain (loss)			1,785
Realized gain distributions			875
Net change in unrealized appreciation (depreciation)			8,131
Net gain (loss)			10,791

Increase (decrease) in net assets from operations			$11,136

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$345	$123
Net realized gain (loss)		1,785	1,253
Realized gain distributions		875	-
Net change in unrealized appreciation (depreciation)		8,131	1,040

Increase (decrease) in net assets from operations		11,136	2,416

Contract owner transactions:
Proceeds from units sold		8,721	8,744
Cost of units redeemed		(11,812)	(7,392)
Account charges		(83)	(98)
Increase (decrease)		(3,174)	1,254
Net increase (decrease)		7,962	3,670
Net assets, beginning		35,190	31,520
Net assets, ending		$43,152	$35,190

Units sold		6,895	7,517
Units redeemed		(9,322)	(6,208)
Net increase (decrease)		(2,427)	1,309
Units outstanding, beginning		30,648	29,339
Units outstanding, ending		28,221	30,648

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$78,101
Cost of units redeemed/account charges			(51,598)
Net investment income (loss)			1,199
Net realized gain (loss)			1,467
Realized gain distributions			3,140
Net change in unrealized appreciation (depreciation)			10,843
Net assets			$43,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	28	$43	1.25%	33.2%	12/31/2025	$1.55	0	$0	1.00%	33.5%	12/31/2025	$1.58	0	$0	0.75%	33.8%
12/31/2024	1.15	31	35	1.25%	6.9%	12/31/2024	1.16	0	0	1.00%	7.1%	12/31/2024	1.18	0	0	0.75%	7.4%
12/31/2023	1.07	29	32	1.25%	9.7%	12/31/2023	1.09	0	0	1.00%	10.0%	12/31/2023	1.10	0	0	0.75%	10.2%
12/31/2022	0.98	13	13	1.25%	-22.4%	12/31/2022	0.99	0	0	1.00%	-22.2%	12/31/2022	1.00	0	0	0.75%	-22.0%
12/31/2021	1.26	16	20	1.25%	-3.1%	12/31/2021	1.27	0	0	1.00%	-2.8%	12/31/2021	1.28	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	34.2%	12/31/2025	$1.63	0	$0	0.25%	34.5%	12/31/2025	$1.66	0	$0	0.00%	34.8%
12/31/2024	1.20	0	0	0.50%	7.7%	12/31/2024	1.21	0	0	0.25%	8.0%	12/31/2024	1.23	0	0	0.00%	8.2%
12/31/2023	1.11	0	0	0.50%	10.5%	12/31/2023	1.12	0	0	0.25%	10.8%	12/31/2023	1.14	0	0	0.00%	11.1%
12/31/2022	1.01	0	0	0.50%	-21.8%	12/31/2022	1.01	0	0	0.25%	-21.6%	12/31/2022	1.02	0	0	0.00%	-21.4%
12/31/2021	1.29	0	0	0.50%	-2.3%	12/31/2021	1.29	0	0	0.25%	-2.1%	12/31/2021	1.30	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	1.7%
2023	3.0%
2022	1.6%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds International Equity Fund Advisor Class - 06-43G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,413	$138,169	9,697
Receivables: investments sold	-
Payables: investments purchased	(508)
Net assets	$153,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,905	96,962	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$153,905	96,962

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,611
Mortality & expense charges			(1,738)
Net investment income (loss)			1,873

Gain (loss) on investments:
Net realized gain (loss)			4,482
Realized gain distributions			11,067
Net change in unrealized appreciation (depreciation)			15,173
Net gain (loss)			30,722

Increase (decrease) in net assets from operations			$32,595

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,873	$574
Net realized gain (loss)		4,482	3,629
Realized gain distributions		11,067	8,234
Net change in unrealized appreciation (depreciation)		15,173	(5,129)

Increase (decrease) in net assets from operations		32,595	7,308

Contract owner transactions:
Proceeds from units sold		29,657	28,869
Cost of units redeemed		(40,235)	(22,053)
Account charges		(314)	(380)
Increase (decrease)		(10,892)	6,436
Net increase (decrease)		21,703	13,744
Net assets, beginning		132,202	118,458
Net assets, ending		$153,905	$132,202

Units sold		20,837	22,762
Units redeemed		(29,259)	(16,881)
Net increase (decrease)		(8,422)	5,881
Units outstanding, beginning		105,384	99,503
Units outstanding, ending		96,962	105,384

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$167,749
Cost of units redeemed/account charges			(64,204)
Net investment income (loss)			4,794
Net realized gain (loss)			8,127
Realized gain distributions			21,195
Net change in unrealized appreciation (depreciation)			16,244
Net assets			$153,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	97	$154	1.25%	26.5%	12/31/2025	$1.61	0	$0	1.00%	26.8%	12/31/2025	$1.64	0	$0	0.75%	27.2%
12/31/2024	1.25	105	132	1.25%	5.4%	12/31/2024	1.27	0	0	1.00%	5.6%	12/31/2024	1.29	0	0	0.75%	5.9%
12/31/2023	1.19	100	118	1.25%	16.9%	12/31/2023	1.20	0	0	1.00%	17.2%	12/31/2023	1.22	0	0	0.75%	17.5%
12/31/2022	1.02	0	0	1.25%	-17.1%	12/31/2022	1.03	0	0	1.00%	-16.8%	12/31/2022	1.04	0	0	0.75%	-16.6%
12/31/2021	1.23	0	0	1.25%	8.3%	12/31/2021	1.24	0	0	1.00%	8.5%	12/31/2021	1.24	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	27.5%	12/31/2025	$1.69	0	$0	0.25%	27.8%	12/31/2025	$1.72	0	$0	0.00%	28.1%
12/31/2024	1.31	0	0	0.50%	6.2%	12/31/2024	1.33	0	0	0.25%	6.4%	12/31/2024	1.34	0	0	0.00%	6.7%
12/31/2023	1.23	0	0	0.50%	17.8%	12/31/2023	1.25	0	0	0.25%	18.1%	12/31/2023	1.26	0	0	0.00%	18.4%
12/31/2022	1.05	0	0	0.50%	-16.4%	12/31/2022	1.05	0	0	0.25%	-16.2%	12/31/2022	1.06	0	0	0.00%	-16.0%
12/31/2021	1.25	0	0	0.50%	9.1%	12/31/2021	1.26	0	0	0.25%	9.3%	12/31/2021	1.27	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	1.8%
2023	4.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Value Equity Fund Institutional Class - 06-43M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,796	$195,096	10,382
Receivables: investments sold	-
Payables: investments purchased	(1,924)
Net assets	$191,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,872	105,881	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$191,872	105,881

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,512
Mortality & expense charges			(2,168)
Net investment income (loss)			344

Gain (loss) on investments:
Net realized gain (loss)			1,619
Realized gain distributions			23,799
Net change in unrealized appreciation (depreciation)			(4,802)
Net gain (loss)			20,616

Increase (decrease) in net assets from operations			$20,960

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$344	$707
Net realized gain (loss)		1,619	2,252
Realized gain distributions		23,799	9,537
Net change in unrealized appreciation (depreciation)		(4,802)	(294)

Increase (decrease) in net assets from operations		20,960	12,202

Contract owner transactions:
Proceeds from units sold		38,321	70,388
Cost of units redeemed		(24,342)	(15,567)
Account charges		(275)	(301)
Increase (decrease)		13,704	54,520
Net increase (decrease)		34,664	66,722
Net assets, beginning		157,208	90,486
Net assets, ending		$191,872	$157,208

Units sold		23,152	43,263
Units redeemed		(15,138)	(9,992)
Net increase (decrease)		8,014	33,271
Units outstanding, beginning		97,867	64,596
Units outstanding, ending		105,881	97,867

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$243,667
Cost of units redeemed/account charges			(92,697)
Net investment income (loss)			1,894
Net realized gain (loss)			2,475
Realized gain distributions			37,833
Net change in unrealized appreciation (depreciation)			(1,300)
Net assets			$191,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	106	$192	1.25%	12.8%	12/31/2025	$1.84	0	$0	1.00%	13.1%	12/31/2025	$1.87	0	$0	0.75%	13.4%
12/31/2024	1.61	98	157	1.25%	14.7%	12/31/2024	1.63	0	0	1.00%	15.0%	12/31/2024	1.65	0	0	0.75%	15.3%
12/31/2023	1.40	65	90	1.25%	9.5%	12/31/2023	1.42	0	0	1.00%	9.7%	12/31/2023	1.43	0	0	0.75%	10.0%
12/31/2022	1.28	1	1	1.25%	-7.1%	12/31/2022	1.29	0	0	1.00%	-6.8%	12/31/2022	1.30	0	0	0.75%	-6.6%
12/31/2021	1.38	12	17	1.25%	23.1%	12/31/2021	1.39	0	0	1.00%	23.4%	12/31/2021	1.39	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	13.7%	12/31/2025	$1.93	0	$0	0.25%	13.9%	12/31/2025	$1.97	0	$0	0.00%	14.2%
12/31/2024	1.67	0	0	0.50%	15.5%	12/31/2024	1.70	0	0	0.25%	15.8%	12/31/2024	1.72	0	0	0.00%	16.1%
12/31/2023	1.45	0	0	0.50%	10.3%	12/31/2023	1.47	0	0	0.25%	10.6%	12/31/2023	1.48	0	0	0.00%	10.8%
12/31/2022	1.31	0	0	0.50%	-6.4%	12/31/2022	1.33	0	0	0.25%	-6.1%	12/31/2022	1.34	0	0	0.00%	-5.9%
12/31/2021	1.40	0	0	0.50%	24.0%	12/31/2021	1.41	0	0	0.25%	24.3%	12/31/2021	1.42	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.6%
2023	2.0%
2022	0.1%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,704	$474,064	27,524
Receivables: investments sold	-
Payables: investments purchased	(680)
Net assets	$469,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,024	297,155	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$469,024	297,155

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,407
Mortality & expense charges			(6,293)
Net investment income (loss)			(3,886)

Gain (loss) on investments:
Net realized gain (loss)			10,540
Realized gain distributions			45,353
Net change in unrealized appreciation (depreciation)			(12,700)
Net gain (loss)			43,193

Increase (decrease) in net assets from operations			$39,307

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,886)	$(2,626)
Net realized gain (loss)		10,540	1,412
Realized gain distributions		45,353	22,214
Net change in unrealized appreciation (depreciation)		(12,700)	12,904

Increase (decrease) in net assets from operations		39,307	33,904

Contract owner transactions:
Proceeds from units sold		243,895	91,779
Cost of units redeemed		(226,817)	(32,259)
Account charges		(292)	(321)
Increase (decrease)		16,786	59,199
Net increase (decrease)		56,093	93,103
Net assets, beginning		412,931	319,828
Net assets, ending		$469,024	$412,931

Units sold		172,063	64,233
Units redeemed		(148,924)	(21,971)
Net increase (decrease)		23,139	42,262
Units outstanding, beginning		274,016	231,754
Units outstanding, ending		297,155	274,016

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$934,741
Cost of units redeemed/account charges			(516,590)
Net investment income (loss)			(10,573)
Net realized gain (loss)			(46,550)
Realized gain distributions			112,356
Net change in unrealized appreciation (depreciation)			(4,360)
Net assets			$469,024

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	297	$469	1.25%	4.7%	12/31/2025	$1.60	0	$0	1.00%	5.0%	12/31/2025	$1.63	0	$0	0.75%	5.3%
12/31/2024	1.51	274	413	1.25%	9.2%	12/31/2024	1.53	0	0	1.00%	9.5%	12/31/2024	1.55	0	0	0.75%	9.7%
12/31/2023	1.38	232	320	1.25%	13.5%	12/31/2023	1.40	0	0	1.00%	13.8%	12/31/2023	1.41	0	0	0.75%	14.0%
12/31/2022	1.22	184	224	1.25%	-18.8%	12/31/2022	1.23	0	0	1.00%	-18.6%	12/31/2022	1.24	0	0	0.75%	-18.4%
12/31/2021	1.50	288	431	1.25%	20.6%	12/31/2021	1.51	0	0	1.00%	20.9%	12/31/2021	1.52	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	5.5%	12/31/2025	$1.68	0	$0	0.25%	5.8%	12/31/2025	$1.71	0	$0	0.00%	6.1%
12/31/2024	1.57	0	0	0.50%	10.0%	12/31/2024	1.59	0	0	0.25%	10.3%	12/31/2024	1.61	0	0	0.00%	10.6%
12/31/2023	1.43	0	0	0.50%	14.3%	12/31/2023	1.44	0	0	0.25%	14.6%	12/31/2023	1.46	0	0	0.00%	14.9%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.27	0	0	0.00%	-17.8%
12/31/2021	1.53	0	0	0.50%	21.5%	12/31/2021	1.54	0	0	0.25%	21.8%	12/31/2021	1.55	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.9%
2022	0.3%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Equity Fund Advisor Class - 06-43F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,205	$251,627	9,063
Receivables: investments sold	2,050
Payables: investments purchased	-
Net assets	$246,255

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,255	112,496	$2.19
Band 100	-	-	2.22
Band 75	-	-	2.26
Band 50	-	-	2.30
Band 25	-	-	2.34
Band 0	-	-	2.38
Total	$246,255	112,496

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,698)
Net investment income (loss)			(2,698)

Gain (loss) on investments:
Net realized gain (loss)			7,264
Realized gain distributions			30,102
Net change in unrealized appreciation (depreciation)			(16,268)
Net gain (loss)			21,098

Increase (decrease) in net assets from operations			$18,400

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,698)	$(998)
Net realized gain (loss)		7,264	4,485
Realized gain distributions		30,102	9,999
Net change in unrealized appreciation (depreciation)		(16,268)	3,570

Increase (decrease) in net assets from operations		18,400	17,056

Contract owner transactions:
Proceeds from units sold		162,144	69,217
Cost of units redeemed		(64,077)	(24,460)
Account charges		(235)	(222)
Increase (decrease)		97,832	44,535
Net increase (decrease)		116,232	61,591
Net assets, beginning		130,023	68,432
Net assets, ending		$246,255	$130,023

Units sold		81,083	34,824
Units redeemed		(34,973)	(13,426)
Net increase (decrease)		46,110	21,398
Units outstanding, beginning		66,386	44,988
Units outstanding, ending		112,496	66,386

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$294,517
Cost of units redeemed/account charges			(92,114)
Net investment income (loss)			(3,898)
Net realized gain (loss)			11,780
Realized gain distributions			43,392
Net change in unrealized appreciation (depreciation)			(7,422)
Net assets			$246,255

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	112	$246	1.25%	11.8%	12/31/2025	$2.22	0	$0	1.00%	12.0%	12/31/2025	$2.26	0	$0	0.75%	12.3%
12/31/2024	1.96	66	130	1.25%	28.8%	12/31/2024	1.99	0	0	1.00%	29.1%	12/31/2024	2.01	0	0	0.75%	29.4%
12/31/2023	1.52	45	68	1.25%	40.5%	12/31/2023	1.54	0	0	1.00%	40.8%	12/31/2023	1.56	0	0	0.75%	41.2%
12/31/2022	1.08	0	0	1.25%	-35.3%	12/31/2022	1.09	0	0	1.00%	-35.2%	12/31/2022	1.10	0	0	0.75%	-35.0%
12/31/2021	1.67	0	0	1.25%	16.2%	12/31/2021	1.68	0	0	1.00%	16.5%	12/31/2021	1.70	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	12.6%	12/31/2025	$2.34	0	$0	0.25%	12.9%	12/31/2025	$2.38	0	$0	0.00%	13.2%
12/31/2024	2.04	0	0	0.50%	29.7%	12/31/2024	2.07	0	0	0.25%	30.1%	12/31/2024	2.10	0	0	0.00%	30.4%
12/31/2023	1.57	0	0	0.50%	41.5%	12/31/2023	1.59	0	0	0.25%	41.9%	12/31/2023	1.61	0	0	0.00%	42.2%
12/31/2022	1.11	0	0	0.50%	-34.8%	12/31/2022	1.12	0	0	0.25%	-34.7%	12/31/2022	1.13	0	0	0.00%	-34.5%
12/31/2021	1.71	0	0	0.50%	17.1%	12/31/2021	1.72	0	0	0.25%	17.4%	12/31/2021	1.73	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Equity Index Fund Advisor Class - 06-3YW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,951	$49,401	843
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$56,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,846	24,439	$2.33
Band 100	-	-	2.36
Band 75	-	-	2.40
Band 50	-	-	2.44
Band 25	-	-	2.48
Band 0	-	-	2.52
Total	$56,846	24,439

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$563
Mortality & expense charges			(599)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			398
Realized gain distributions			287
Net change in unrealized appreciation (depreciation)			7,018
Net gain (loss)			7,703

Increase (decrease) in net assets from operations			$7,667

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36)	$119
Net realized gain (loss)		398	3,968
Realized gain distributions		287	391
Net change in unrealized appreciation (depreciation)		7,018	(364)

Increase (decrease) in net assets from operations		7,667	4,114

Contract owner transactions:
Proceeds from units sold		10,883	32,093
Cost of units redeemed		(1,784)	(18,675)
Account charges		(27)	(50)
Increase (decrease)		9,072	13,368
Net increase (decrease)		16,739	17,482
Net assets, beginning		40,107	22,625
Net assets, ending		$56,846	$40,107

Units sold		5,336	15,666
Units redeemed		(832)	(9,599)
Net increase (decrease)		4,504	6,067
Units outstanding, beginning		19,935	13,868
Units outstanding, ending		24,439	19,935

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$94,362
Cost of units redeemed/account charges			(68,746)
Net investment income (loss)			169
Net realized gain (loss)			21,511
Realized gain distributions			2,000
Net change in unrealized appreciation (depreciation)			7,550
Net assets			$56,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	24	$57	1.25%	15.6%	12/31/2025	$2.36	0	$0	1.00%	15.9%	12/31/2025	$2.40	0	$0	0.75%	16.2%
12/31/2024	2.01	20	40	1.25%	23.3%	12/31/2024	2.04	0	0	1.00%	23.6%	12/31/2024	2.07	0	0	0.75%	23.9%
12/31/2023	1.63	14	23	1.25%	24.9%	12/31/2023	1.65	0	0	1.00%	25.3%	12/31/2023	1.67	0	0	0.75%	25.6%
12/31/2022	1.31	0	0	1.25%	-19.7%	12/31/2022	1.32	0	0	1.00%	-19.5%	12/31/2022	1.33	0	0	0.75%	-19.3%
12/31/2021	1.63	0	0	1.25%	26.7%	12/31/2021	1.64	0	0	1.00%	27.0%	12/31/2021	1.65	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	0	$0	0.50%	16.5%	12/31/2025	$2.48	0	$0	0.25%	16.8%	12/31/2025	$2.52	0	$0	0.00%	17.1%
12/31/2024	2.10	0	0	0.50%	24.2%	12/31/2024	2.13	0	0	0.25%	24.6%	12/31/2024	2.16	0	0	0.00%	24.9%
12/31/2023	1.69	0	0	0.50%	25.9%	12/31/2023	1.71	0	0	0.25%	26.2%	12/31/2023	1.73	0	0	0.00%	26.5%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.36	0	0	0.00%	-18.7%
12/31/2021	1.66	0	0	0.50%	27.6%	12/31/2021	1.67	0	0	0.25%	28.0%	12/31/2021	1.68	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.0%
2022	0.0%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Bond Fund Advisor Class - 06-3YY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,388	$56,914	6,753
Receivables: investments sold	648
Payables: investments purchased	-
Net assets	$60,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,036	61,809	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$60,036	61,809

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,938
Mortality & expense charges			(1,070)
Net investment income (loss)			1,868

Gain (loss) on investments:
Net realized gain (loss)			2,287
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,509
Net gain (loss)			3,796

Increase (decrease) in net assets from operations			$5,664

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,868	$2,559
Net realized gain (loss)		2,287	959
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,509	(2,597)

Increase (decrease) in net assets from operations		5,664	921

Contract owner transactions:
Proceeds from units sold		10,872	88,434
Cost of units redeemed		(91,630)	(11,281)
Account charges		(221)	(381)
Increase (decrease)		(80,979)	76,772
Net increase (decrease)		(75,315)	77,693
Net assets, beginning		135,351	57,658
Net assets, ending		$60,036	$135,351

Units sold		11,474	98,066
Units redeemed		(98,198)	(12,423)
Net increase (decrease)		(86,724)	85,643
Units outstanding, beginning		148,533	62,890
Units outstanding, ending		61,809	148,533

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$153,335
Cost of units redeemed/account charges			(103,606)
Net investment income (loss)			4,588
Net realized gain (loss)			3,245
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,474
Net assets			$60,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	62	$60	1.25%	6.6%	12/31/2025	$0.99	0	$0	1.00%	6.9%	12/31/2025	$1.00	0	$0	0.75%	7.1%
12/31/2024	0.91	149	135	1.25%	-0.6%	12/31/2024	0.92	0	0	1.00%	-0.4%	12/31/2024	0.94	0	0	0.75%	-0.1%
12/31/2023	0.92	63	58	1.25%	4.7%	12/31/2023	0.93	0	0	1.00%	5.0%	12/31/2023	0.94	0	0	0.75%	5.2%
12/31/2022	0.88	0	0	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.5%	12/31/2021	1.03	0	0	1.00%	-3.3%	12/31/2021	1.04	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	0.50%	7.4%	12/31/2025	$1.04	0	$0	0.25%	7.7%	12/31/2025	$1.05	0	$0	0.00%	7.9%
12/31/2024	0.95	0	0	0.50%	0.1%	12/31/2024	0.96	0	0	0.25%	0.4%	12/31/2024	0.98	0	0	0.00%	0.7%
12/31/2023	0.95	0	0	0.50%	5.5%	12/31/2023	0.96	0	0	0.25%	5.8%	12/31/2023	0.97	0	0	0.00%	6.0%
12/31/2022	0.90	0	0	0.50%	-13.8%	12/31/2022	0.91	0	0	0.25%	-13.6%	12/31/2022	0.92	0	0	0.00%	-13.4%
12/31/2021	1.04	0	0	0.50%	-2.8%	12/31/2021	1.05	0	0	0.25%	-2.6%	12/31/2021	1.06	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	4.4%
2023	1.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,401	$48,798	3,836
Receivables: investments sold	426
Payables: investments purchased	-
Net assets	$52,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,827	27,456	$1.92
Band 100	-	-	1.96
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.10
Total	$52,827	27,456

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,132
Mortality & expense charges			(503)
Net investment income (loss)			629

Gain (loss) on investments:
Net realized gain (loss)			76
Realized gain distributions			4,295
Net change in unrealized appreciation (depreciation)			1,828
Net gain (loss)			6,199

Increase (decrease) in net assets from operations			$6,828

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$629	$275
Net realized gain (loss)		76	34
Realized gain distributions		4,295	381
Net change in unrealized appreciation (depreciation)		1,828	1,385

Increase (decrease) in net assets from operations		6,828	2,075

Contract owner transactions:
Proceeds from units sold		17,850	16,409
Cost of units redeemed		(1)	-
Account charges		(130)	(65)
Increase (decrease)		17,719	16,344
Net increase (decrease)		24,547	18,419
Net assets, beginning		28,280	9,861
Net assets, ending		$52,827	$28,280

Units sold		10,168	10,499
Units redeemed		(71)	(40)
Net increase (decrease)		10,097	10,459
Units outstanding, beginning		17,359	6,900
Units outstanding, ending		27,456	17,359

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$43,496
Cost of units redeemed/account charges			(238)
Net investment income (loss)			1,115
Net realized gain (loss)			110
Realized gain distributions			4,741
Net change in unrealized appreciation (depreciation)			3,603
Net assets			$52,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	27	$53	1.25%	18.1%	12/31/2025	$1.96	0	$0	1.00%	18.4%	12/31/2025	$1.99	0	$0	0.75%	18.7%
12/31/2024	1.63	17	28	1.25%	14.0%	12/31/2024	1.65	0	0	1.00%	14.3%	12/31/2024	1.68	0	0	0.75%	14.6%
12/31/2023	1.43	7	10	1.25%	19.2%	12/31/2023	1.45	0	0	1.00%	19.5%	12/31/2023	1.47	0	0	0.75%	19.8%
12/31/2022	1.20	0	0	1.25%	-20.6%	12/31/2022	1.21	0	0	1.00%	-20.4%	12/31/2022	1.22	0	0	0.75%	-20.2%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.7%	12/31/2021	1.53	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	19.0%	12/31/2025	$2.07	0	$0	0.25%	19.3%	12/31/2025	$2.10	0	$0	0.00%	19.6%
12/31/2024	1.71	0	0	0.50%	14.9%	12/31/2024	1.73	0	0	0.25%	15.1%	12/31/2024	1.76	0	0	0.00%	15.4%
12/31/2023	1.49	0	0	0.50%	20.1%	12/31/2023	1.50	0	0	0.25%	20.4%	12/31/2023	1.52	0	0	0.00%	20.7%
12/31/2022	1.24	0	0	0.50%	-20.0%	12/31/2022	1.25	0	0	0.25%	-19.8%	12/31/2022	1.26	0	0	0.00%	-19.6%
12/31/2021	1.55	0	0	0.50%	14.3%	12/31/2021	1.56	0	0	0.25%	14.6%	12/31/2021	1.57	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.7%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,560	$30,061	2,582
Receivables: investments sold	-
Payables: investments purchased	(676)
Net assets	$30,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,884	21,605	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$30,884	21,605

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,067
Mortality & expense charges			(340)
Net investment income (loss)			727

Gain (loss) on investments:
Net realized gain (loss)			28
Realized gain distributions			1,345
Net change in unrealized appreciation (depreciation)			761
Net gain (loss)			2,134

Increase (decrease) in net assets from operations			$2,861

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$727	$517
Net realized gain (loss)		28	445
Realized gain distributions		1,345	181
Net change in unrealized appreciation (depreciation)		761	893

Increase (decrease) in net assets from operations		2,861	2,036

Contract owner transactions:
Proceeds from units sold		4,213	421
Cost of units redeemed		(663)	(15,502)
Account charges		(84)	(72)
Increase (decrease)		3,466	(15,153)
Net increase (decrease)		6,327	(13,117)
Net assets, beginning		24,557	37,674
Net assets, ending		$30,884	$24,557

Units sold		3,046	329
Units redeemed		(524)	(12,561)
Net increase (decrease)		2,522	(12,232)
Units outstanding, beginning		19,083	31,315
Units outstanding, ending		21,605	19,083

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$624,237
Cost of units redeemed/account charges			(574,122)
Net investment income (loss)			908
Net realized gain (loss)			(23,669)
Realized gain distributions			2,031
Net change in unrealized appreciation (depreciation)			1,499
Net assets			$30,884

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	22	$31	1.25%	11.1%	12/31/2025	$1.46	0	$0	1.00%	11.4%	12/31/2025	$1.48	0	$0	0.75%	11.6%
12/31/2024	1.29	19	25	1.25%	7.0%	12/31/2024	1.31	0	0	1.00%	7.2%	12/31/2024	1.33	0	0	0.75%	7.5%
12/31/2023	1.20	31	38	1.25%	10.9%	12/31/2023	1.22	0	0	1.00%	11.2%	12/31/2023	1.23	0	0	0.75%	11.5%
12/31/2022	1.08	0	0	1.25%	-16.6%	12/31/2022	1.10	0	0	1.00%	-16.4%	12/31/2022	1.11	0	0	0.75%	-16.2%
12/31/2021	1.30	0	0	1.25%	5.6%	12/31/2021	1.31	0	0	1.00%	5.9%	12/31/2021	1.32	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	11.9%	12/31/2025	$1.54	0	$0	0.25%	12.2%	12/31/2025	$1.56	0	$0	0.00%	12.5%
12/31/2024	1.35	0	0	0.50%	7.8%	12/31/2024	1.37	0	0	0.25%	8.0%	12/31/2024	1.39	0	0	0.00%	8.3%
12/31/2023	1.25	0	0	0.50%	11.8%	12/31/2023	1.27	0	0	0.25%	12.0%	12/31/2023	1.28	0	0	0.00%	12.3%
12/31/2022	1.12	0	0	0.50%	-16.0%	12/31/2022	1.13	0	0	0.25%	-15.8%	12/31/2022	1.14	0	0	0.00%	-15.6%
12/31/2021	1.33	0	0	0.50%	6.4%	12/31/2021	1.34	0	0	0.25%	6.6%	12/31/2021	1.35	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.8%
2023	5.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,559	$109,687	8,986
Receivables: investments sold	1,730
Payables: investments purchased	-
Net assets	$116,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,289	114,152	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$116,289	114,152

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,950
Mortality & expense charges			(1,339)
Net investment income (loss)			3,611

Gain (loss) on investments:
Net realized gain (loss)			1,100
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,629
Net gain (loss)			3,729

Increase (decrease) in net assets from operations			$7,340

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,611	$3,698
Net realized gain (loss)		1,100	562
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,629	(3,363)

Increase (decrease) in net assets from operations		7,340	897

Contract owner transactions:
Proceeds from units sold		25,353	22,206
Cost of units redeemed		(31,808)	(7,579)
Account charges		(276)	(329)
Increase (decrease)		(6,731)	14,298
Net increase (decrease)		609	15,195
Net assets, beginning		115,680	100,485
Net assets, ending		$116,289	$115,680

Units sold		25,645	23,385
Units redeemed		(32,856)	(8,062)
Net increase (decrease)		(7,211)	15,323
Units outstanding, beginning		121,363	106,040
Units outstanding, ending		114,152	121,363

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$157,457
Cost of units redeemed/account charges			(54,087)
Net investment income (loss)			8,619
Net realized gain (loss)			(1,186)
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			4,872
Net assets			$116,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	114	$116	1.25%	6.9%	12/31/2025	$1.04	0	$0	1.00%	7.1%	12/31/2025	$1.05	0	$0	0.75%	7.4%
12/31/2024	0.95	121	116	1.25%	0.6%	12/31/2024	0.97	0	0	1.00%	0.8%	12/31/2024	0.98	0	0	0.75%	1.1%
12/31/2023	0.95	106	100	1.25%	5.0%	12/31/2023	0.96	0	0	1.00%	5.2%	12/31/2023	0.97	0	0	0.75%	5.5%
12/31/2022	0.90	15	13	1.25%	-15.7%	12/31/2022	0.91	0	0	1.00%	-15.5%	12/31/2022	0.92	0	0	0.75%	-15.2%
12/31/2021	1.07	15	16	1.25%	-3.3%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.08	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	7.7%	12/31/2025	$1.09	0	$0	0.25%	8.0%	12/31/2025	$1.11	0	$0	0.00%	8.2%
12/31/2024	0.99	0	0	0.50%	1.3%	12/31/2024	1.01	0	0	0.25%	1.6%	12/31/2024	1.02	0	0	0.00%	1.9%
12/31/2023	0.98	0	0	0.50%	5.8%	12/31/2023	0.99	0	0	0.25%	6.0%	12/31/2023	1.00	0	0	0.00%	6.3%
12/31/2022	0.93	0	0	0.50%	-15.0%	12/31/2022	0.94	0	0	0.25%	-14.8%	12/31/2022	0.94	0	0	0.00%	-14.6%
12/31/2021	1.09	0	0	0.50%	-2.6%	12/31/2021	1.10	0	0	0.25%	-2.3%	12/31/2021	1.10	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	4.7%
2023	2.2%
2022	2.1%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Capital Apprec Ret Retirement Class - 06-49R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,676	$52,249	500
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$58,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,687	22,457	$2.61
Band 100	-	-	2.66
Band 75	-	-	2.70
Band 50	-	-	2.74
Band 25	-	-	2.78
Band 0	-	-	2.83
Total	$58,687	22,457

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,166)
Net investment income (loss)			(1,166)

Gain (loss) on investments:
Net realized gain (loss)			23,117
Realized gain distributions			5,912
Net change in unrealized appreciation (depreciation)			(14,389)
Net gain (loss)			14,640

Increase (decrease) in net assets from operations			$13,474

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,166)	$(932)
Net realized gain (loss)		23,117	4,100
Realized gain distributions		5,912	12,247
Net change in unrealized appreciation (depreciation)		(14,389)	2,605

Increase (decrease) in net assets from operations		13,474	18,020

Contract owner transactions:
Proceeds from units sold		8,062	104,134
Cost of units redeemed		(80,532)	(57,356)
Account charges		(218)	(120)
Increase (decrease)		(72,688)	46,658
Net increase (decrease)		(59,214)	64,678
Net assets, beginning		117,901	53,223
Net assets, ending		$58,687	$117,901

Units sold		3,461	46,652
Units redeemed		(31,814)	(25,417)
Net increase (decrease)		(28,353)	21,235
Units outstanding, beginning		50,810	29,575
Units outstanding, ending		22,457	50,810

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$164,547
Cost of units redeemed/account charges			(156,505)
Net investment income (loss)			(2,949)
Net realized gain (loss)			28,430
Realized gain distributions			18,737
Net change in unrealized appreciation (depreciation)			6,427
Net assets			$58,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	22	$59	1.25%	12.6%	12/31/2025	$2.66	0	$0	1.00%	12.9%	12/31/2025	$2.70	0	$0	0.75%	13.2%
12/31/2024	2.32	51	118	1.25%	28.9%	12/31/2024	2.35	0	0	1.00%	29.3%	12/31/2024	2.38	0	0	0.75%	29.6%
12/31/2023	1.80	30	53	1.25%	52.0%	12/31/2023	1.82	0	0	1.00%	52.3%	12/31/2023	1.84	0	0	0.75%	52.7%
12/31/2022	1.18	35	42	1.25%	-38.4%	12/31/2022	1.19	0	0	1.00%	-38.3%	12/31/2022	1.20	0	0	0.75%	-38.1%
12/31/2021	1.92	2	4	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.95	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.74	0	$0	0.50%	13.5%	12/31/2025	$2.78	0	$0	0.25%	13.8%	12/31/2025	$2.83	0	$0	0.00%	14.0%
12/31/2024	2.42	0	0	0.50%	29.9%	12/31/2024	2.45	0	0	0.25%	30.2%	12/31/2024	2.48	0	0	0.00%	30.6%
12/31/2023	1.86	0	0	0.50%	53.1%	12/31/2023	1.88	0	0	0.25%	53.5%	12/31/2023	1.90	0	0	0.00%	53.9%
12/31/2022	1.21	0	0	0.50%	-38.0%	12/31/2022	1.22	0	0	0.25%	-37.8%	12/31/2022	1.23	0	0	0.00%	-37.7%
12/31/2021	1.96	0	0	0.50%	15.2%	12/31/2021	1.97	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	1.25%	14.6%	12/31/2025	$1.93	0	$0	1.00%	14.9%	12/31/2025	$1.96	0	$0	0.75%	15.1%
12/31/2024	1.66	0	0	1.25%	10.8%	12/31/2024	1.68	0	0	1.00%	11.0%	12/31/2024	1.71	0	0	0.75%	11.3%
12/31/2023	1.50	0	0	1.25%	15.0%	12/31/2023	1.52	0	0	1.00%	15.3%	12/31/2023	1.53	0	0	0.75%	15.6%
12/31/2022	1.30	0	0	1.25%	-6.7%	12/31/2022	1.32	0	0	1.00%	-6.4%	12/31/2022	1.33	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	28.5%	12/31/2021	1.41	0	0	1.00%	28.8%	12/31/2021	1.41	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	15.4%	12/31/2025	$2.03	0	$0	0.25%	15.7%	12/31/2025	$2.06	0	$0	0.00%	16.0%
12/31/2024	1.73	0	0	0.50%	11.6%	12/31/2024	1.75	0	0	0.25%	11.9%	12/31/2024	1.78	0	0	0.00%	12.2%
12/31/2023	1.55	0	0	0.50%	15.8%	12/31/2023	1.57	0	0	0.25%	16.1%	12/31/2023	1.58	0	0	0.00%	16.4%
12/31/2022	1.34	0	0	0.50%	-6.0%	12/31/2022	1.35	0	0	0.25%	-5.7%	12/31/2022	1.36	0	0	0.00%	-5.5%
12/31/2021	1.42	0	0	0.50%	29.4%	12/31/2021	1.43	0	0	0.25%	29.8%	12/31/2021	1.44	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Core Bond Ret Class - 06-6JR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$62,812
Mortality & expense charges			(16,882)
Net investment income (loss)			45,930

Gain (loss) on investments:
Net realized gain (loss)			974
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,811
Net gain (loss)			32,785

Increase (decrease) in net assets from operations			$78,715

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,930	$40,566
Net realized gain (loss)		974	(1,645)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,811	(32,037)

Increase (decrease) in net assets from operations		78,715	6,884

Contract owner transactions:
Proceeds from units sold		188,919	315,102
Cost of units redeemed		(1,668,854)	(111,054)
Account charges		(946)	(779)
Increase (decrease)		(1,480,881)	203,269
Net increase (decrease)		(1,402,166)	210,153
Net assets, beginning		1,402,166	1,192,013
Net assets, ending		$-	$1,402,166

Units sold		174,196	311,215
Units redeemed		(1,503,500)	(116,174)
Net increase (decrease)		(1,329,304)	195,041
Units outstanding, beginning		1,329,304	1,134,263
Units outstanding, ending		-	1,329,304

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,720,321
Cost of units redeemed/account charges			(1,826,531)
Net investment income (loss)			109,309
Net realized gain (loss)			(3,099)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	5.8%	12/31/2025	$1.12	0	$0	1.00%	6.0%	12/31/2025	$1.13	0	$0	0.75%	6.3%
12/31/2024	1.05	1,329	1,402	1.25%	0.4%	12/31/2024	1.06	0	0	1.00%	0.6%	12/31/2024	1.07	0	0	0.75%	0.9%
12/31/2023	1.05	1,134	1,192	1.25%	4.5%	12/31/2023	1.05	0	0	1.00%	4.8%	12/31/2023	1.06	0	0	0.75%	5.0%
12/31/2022	1.01	0	0	1.25%	0.6%	12/31/2022	1.01	0	0	1.00%	0.6%	12/31/2022	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	6.6%	12/31/2025	$1.15	0	$0	0.25%	6.8%	12/31/2025	$1.16	0	$0	0.00%	7.1%
12/31/2024	1.07	0	0	0.50%	1.1%	12/31/2024	1.08	0	0	0.25%	1.4%	12/31/2024	1.08	0	0	0.00%	1.6%
12/31/2023	1.06	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.5%	12/31/2023	1.07	0	0	0.00%	5.8%
12/31/2022	1.01	0	0	0.50%	0.7%	12/31/2022	1.01	0	0	0.25%	0.7%	12/31/2022	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	9.0%
2024	4.4%
2023	5.3%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Small Cap Growth Ret Class - 06-6Y4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	1.25%	10.1%	12/31/2025	$1.12	0	$0	1.00%	10.4%	12/31/2025	$1.12	0	$0	0.75%	10.6%
12/31/2024	1.01	0	0	1.25%	1.2%	12/31/2024	1.01	0	0	1.00%	1.3%	12/31/2024	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	10.9%	12/31/2025	$1.13	0	$0	0.25%	11.2%	12/31/2025	$1.13	0	$0	0.00%	11.5%
12/31/2024	1.02	0	0	0.50%	1.5%	12/31/2024	1.02	0	0	0.25%	1.6%	12/31/2024	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R6 Class - 06-39T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,346	$64,212	1,807
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$53,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,371	40,436	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$53,371	40,436

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,089)
Net investment income (loss)			(2,089)

Gain (loss) on investments:
Net realized gain (loss)			(17,215)
Realized gain distributions			8,322
Net change in unrealized appreciation (depreciation)			195
Net gain (loss)			(8,698)

Increase (decrease) in net assets from operations			$(10,787)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,089)	$(2,870)
Net realized gain (loss)		(17,215)	(1,021)
Realized gain distributions		8,322	10,751
Net change in unrealized appreciation (depreciation)		195	4,037

Increase (decrease) in net assets from operations		(10,787)	10,897

Contract owner transactions:
Proceeds from units sold		12,621	29,973
Cost of units redeemed		(183,512)	(20,266)
Account charges		(339)	(532)
Increase (decrease)		(171,230)	9,175
Net increase (decrease)		(182,017)	20,072
Net assets, beginning		235,388	215,316
Net assets, ending		$53,371	$235,388

Units sold		9,358	22,735
Units redeemed		(144,164)	(15,669)
Net increase (decrease)		(134,806)	7,066
Units outstanding, beginning		175,242	168,176
Units outstanding, ending		40,436	175,242

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,823,514
Cost of units redeemed/account charges			(1,587,798)
Net investment income (loss)			(29,162)
Net realized gain (loss)			(357,737)
Realized gain distributions			215,420
Net change in unrealized appreciation (depreciation)			(10,866)
Net assets			$53,371

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	40	$53	1.25%	-1.7%	12/31/2025	$1.35	0	$0	1.00%	-1.5%	12/31/2025	$1.37	0	$0	0.75%	-1.2%
12/31/2024	1.34	175	235	1.25%	4.9%	12/31/2024	1.37	0	0	1.00%	5.2%	12/31/2024	1.39	0	0	0.75%	5.4%
12/31/2023	1.28	168	215	1.25%	13.4%	12/31/2023	1.30	0	0	1.00%	13.6%	12/31/2023	1.32	0	0	0.75%	13.9%
12/31/2022	1.13	740	835	1.25%	-25.0%	12/31/2022	1.14	0	0	1.00%	-24.8%	12/31/2022	1.16	0	0	0.75%	-24.6%
12/31/2021	1.51	743	1,120	1.25%	8.6%	12/31/2021	1.52	0	0	1.00%	8.9%	12/31/2021	1.53	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	-1.0%	12/31/2025	$1.42	0	$0	0.25%	-0.8%	12/31/2025	$1.45	0	$0	0.00%	-0.5%
12/31/2024	1.41	0	0	0.50%	5.7%	12/31/2024	1.44	0	0	0.25%	6.0%	12/31/2024	1.46	0	0	0.00%	6.2%
12/31/2023	1.34	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.5%	12/31/2023	1.37	0	0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-24.5%	12/31/2022	1.18	0	0	0.25%	-24.3%	12/31/2022	1.20	0	0	0.00%	-24.1%
12/31/2021	1.55	0	0	0.50%	9.4%	12/31/2021	1.56	0	0	0.25%	9.7%	12/31/2021	1.58	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,661	$2,422	141
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$2,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,660	1,579	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$2,660	1,579

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4
Mortality & expense charges			(27)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			226
Net change in unrealized appreciation (depreciation)			(72)
Net gain (loss)			162

Increase (decrease) in net assets from operations			$139

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$(189)
Net realized gain (loss)		8	7,468
Realized gain distributions		226	162
Net change in unrealized appreciation (depreciation)		(72)	(6,036)

Increase (decrease) in net assets from operations		139	1,405

Contract owner transactions:
Proceeds from units sold		420	165
Cost of units redeemed		(21)	(39,116)
Account charges		(4)	(30)
Increase (decrease)		395	(38,981)
Net increase (decrease)		534	(37,576)
Net assets, beginning		2,126	39,702
Net assets, ending		$2,660	$2,126

Units sold		259	111
Units redeemed		(15)	(27,082)
Net increase (decrease)		244	(26,971)
Units outstanding, beginning		1,335	28,306
Units outstanding, ending		1,579	1,335

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$178,500
Cost of units redeemed/account charges			(189,875)
Net investment income (loss)			(3,016)
Net realized gain (loss)			6,609
Realized gain distributions			10,203
Net change in unrealized appreciation (depreciation)			239
Net assets			$2,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	2	$3	1.25%	5.8%	12/31/2025	$1.72	0	$0	1.00%	6.1%	12/31/2025	$1.75	0	$0	0.75%	6.3%
12/31/2024	1.59	1	2	1.25%	13.5%	12/31/2024	1.62	0	0	1.00%	13.8%	12/31/2024	1.65	0	0	0.75%	14.1%
12/31/2023	1.40	28	40	1.25%	11.0%	12/31/2023	1.42	0	0	1.00%	11.3%	12/31/2023	1.44	0	0	0.75%	11.5%
12/31/2022	1.26	28	35	1.25%	-13.8%	12/31/2022	1.28	0	0	1.00%	-13.5%	12/31/2022	1.29	0	0	0.75%	-13.3%
12/31/2021	1.47	27	40	1.25%	24.0%	12/31/2021	1.48	0	0	1.00%	24.3%	12/31/2021	1.49	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	6.6%	12/31/2025	$1.82	0	$0	0.25%	6.8%	12/31/2025	$1.85	0	$0	0.00%	7.1%
12/31/2024	1.67	0	0	0.50%	14.4%	12/31/2024	1.70	0	0	0.25%	14.7%	12/31/2024	1.73	0	0	0.00%	15.0%
12/31/2023	1.46	0	0	0.50%	11.8%	12/31/2023	1.48	0	0	0.25%	12.1%	12/31/2023	1.50	0	0	0.00%	12.4%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.34	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	24.9%	12/31/2021	1.52	0	0	0.25%	25.3%	12/31/2021	1.53	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.0%
2023	0.2%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Opportunities Fund R6 Class - 06-3F7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,755,017	$1,381,595	75,652
Receivables: investments sold	872
Payables: investments purchased	-
Net assets	$1,755,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,755,889	1,080,562	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$1,755,889	1,080,562

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,673
Mortality & expense charges			(19,681)
Net investment income (loss)			9,992

Gain (loss) on investments:
Net realized gain (loss)			47,065
Realized gain distributions			102,355
Net change in unrealized appreciation (depreciation)			236,312
Net gain (loss)			385,732

Increase (decrease) in net assets from operations			$395,724

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,992	$5,514
Net realized gain (loss)		47,065	10,915
Realized gain distributions		102,355	-
Net change in unrealized appreciation (depreciation)		236,312	64,467

Increase (decrease) in net assets from operations		395,724	80,896

Contract owner transactions:
Proceeds from units sold		184,519	258,731
Cost of units redeemed		(183,866)	(94,587)
Account charges		(5,443)	(5,311)
Increase (decrease)		(4,790)	158,833
Net increase (decrease)		390,934	239,729
Net assets, beginning		1,364,955	1,125,226
Net assets, ending		$1,755,889	$1,364,955

Units sold		128,074	210,993
Units redeemed		(128,620)	(84,755)
Net increase (decrease)		(546)	126,238
Units outstanding, beginning		1,081,108	954,870
Units outstanding, ending		1,080,562	1,081,108

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,403,149
Cost of units redeemed/account charges			(2,175,821)
Net investment income (loss)			34,236
Net realized gain (loss)			13,008
Realized gain distributions			107,895
Net change in unrealized appreciation (depreciation)			373,422
Net assets			$1,755,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	1,081	$1,756	1.25%	28.7%	12/31/2025	$1.66	0	$0	1.00%	29.0%	12/31/2025	$1.69	0	$0	0.75%	29.4%
12/31/2024	1.26	1,081	1,365	1.25%	7.1%	12/31/2024	1.28	0	0	1.00%	7.4%	12/31/2024	1.30	0	0	0.75%	7.7%
12/31/2023	1.18	955	1,125	1.25%	10.6%	12/31/2023	1.19	0	0	1.00%	10.8%	12/31/2023	1.21	0	0	0.75%	11.1%
12/31/2022	1.07	621	662	1.25%	-18.9%	12/31/2022	1.08	0	0	1.00%	-18.7%	12/31/2022	1.09	0	0	0.75%	-18.5%
12/31/2021	1.31	54	71	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.6%	12/31/2021	1.34	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	29.7%	12/31/2025	$1.75	0	$0	0.25%	30.0%	12/31/2025	$1.79	0	$0	0.00%	30.3%
12/31/2024	1.33	0	0	0.50%	8.0%	12/31/2024	1.35	0	0	0.25%	8.2%	12/31/2024	1.37	0	0	0.00%	8.5%
12/31/2023	1.23	0	0	0.50%	11.4%	12/31/2023	1.25	0	0	0.25%	11.7%	12/31/2023	1.26	0	0	0.00%	11.9%
12/31/2022	1.10	0	0	0.50%	-18.3%	12/31/2022	1.12	0	0	0.25%	-18.1%	12/31/2022	1.13	0	0	0.00%	-17.9%
12/31/2021	1.35	0	0	0.50%	7.2%	12/31/2021	1.36	0	0	0.25%	7.4%	12/31/2021	1.37	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.7%
2023	2.1%
2022	1.8%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	1.25%	44.3%	12/31/2025	$1.90	0	$0	1.00%	44.6%	12/31/2025	$1.94	0	$0	0.75%	45.0%
12/31/2024	1.30	0	0	1.25%	5.6%	12/31/2024	1.32	0	0	1.00%	5.9%	12/31/2024	1.34	0	0	0.75%	6.2%
12/31/2023	1.23	0	0	1.25%	12.4%	12/31/2023	1.24	0	0	1.00%	12.7%	12/31/2023	1.26	0	0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-12.7%	12/31/2022	1.10	0	0	1.00%	-12.5%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.25	0	0	1.25%	12.5%	12/31/2021	1.26	0	0	1.00%	12.8%	12/31/2021	1.27	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	0	$0	0.50%	45.4%	12/31/2025	$2.01	0	$0	0.25%	45.7%	12/31/2025	$2.04	0	$0	0.00%	46.1%
12/31/2024	1.36	0	0	0.50%	6.4%	12/31/2024	1.38	0	0	0.25%	6.7%	12/31/2024	1.40	0	0	0.00%	7.0%
12/31/2023	1.27	0	0	0.50%	13.3%	12/31/2023	1.29	0	0	0.25%	13.6%	12/31/2023	1.31	0	0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.6%
12/31/2021	1.28	0	0	0.50%	13.3%	12/31/2021	1.29	0	0	0.25%	13.6%	12/31/2021	1.30	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders International Stock Fund SDR Class - 06-3NX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,195,677	$3,368,423	194,568
Receivables: investments sold	12,840
Payables: investments purchased	-
Net assets	$4,208,517

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,208,517	2,160,528	$1.95
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$4,208,517	2,160,528

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$115,509
Mortality & expense charges			(93,386)
Net investment income (loss)			22,123

Gain (loss) on investments:
Net realized gain (loss)			1,606,730
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113,886
Net gain (loss)			1,720,616

Increase (decrease) in net assets from operations			$1,742,739

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,123	$21,018
Net realized gain (loss)		1,606,730	118,947
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		113,886	375,514

Increase (decrease) in net assets from operations		1,742,739	515,479

Contract owner transactions:
Proceeds from units sold		1,181,509	1,524,735
Cost of units redeemed		(7,647,200)	(1,146,060)
Account charges		(12,436)	(25,966)
Increase (decrease)		(6,478,127)	352,709
Net increase (decrease)		(4,735,388)	868,188
Net assets, beginning		8,943,905	8,075,717
Net assets, ending		$4,208,517	$8,943,905

Units sold		669,250	980,845
Units redeemed		(4,229,691)	(741,256)
Net increase (decrease)		(3,560,441)	239,589
Units outstanding, beginning		5,720,969	5,481,380
Units outstanding, ending		2,160,528	5,720,969

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,381,771
Cost of units redeemed/account charges			(11,900,785)
Net investment income (loss)			123,434
Net realized gain (loss)			1,735,889
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			827,254
Net assets			$4,208,517

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	2,161	$4,209	1.25%	24.6%	12/31/2025	$1.98	0	$0	1.00%	24.9%	12/31/2025	$2.02	0	$0	0.75%	25.2%
12/31/2024	1.56	5,721	8,944	1.25%	6.1%	12/31/2024	1.59	0	0	1.00%	6.4%	12/31/2024	1.61	0	0	0.75%	6.6%
12/31/2023	1.47	5,481	8,076	1.25%	15.7%	12/31/2023	1.49	0	0	1.00%	15.9%	12/31/2023	1.51	0	0	0.75%	16.2%
12/31/2022	1.27	3,919	4,992	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.30	0	0	0.75%	-19.3%
12/31/2021	1.59	3,440	5,455	1.25%	10.1%	12/31/2021	1.60	0	0	1.00%	10.4%	12/31/2021	1.61	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	25.5%	12/31/2025	$2.09	0	$0	0.25%	25.8%	12/31/2025	$2.13	0	$0	0.00%	26.2%
12/31/2024	1.64	0	0	0.50%	6.9%	12/31/2024	1.66	0	0	0.25%	7.2%	12/31/2024	1.69	0	0	0.00%	7.5%
12/31/2023	1.53	0	0	0.50%	16.5%	12/31/2023	1.55	0	0	0.25%	16.8%	12/31/2023	1.57	0	0	0.00%	17.1%
12/31/2022	1.31	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.65	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.5%
2023	1.7%
2022	1.4%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Dividend and Growth Fund R6 Class - 06-3NY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,392,292	$11,836,343	346,122
Receivables: investments sold	43,900
Payables: investments purchased	-
Net assets	$12,436,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,436,192	5,848,660	$2.13
Band 100	-	-	2.16
Band 75	-	-	2.20
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	-	-	2.32
Total	$12,436,192	5,848,660

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$174,651
Mortality & expense charges			(143,856)
Net investment income (loss)			30,795

Gain (loss) on investments:
Net realized gain (loss)			106,523
Realized gain distributions			1,216,310
Net change in unrealized appreciation (depreciation)			356,260
Net gain (loss)			1,679,093

Increase (decrease) in net assets from operations			$1,709,888

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,795	$59,762
Net realized gain (loss)		106,523	135,991
Realized gain distributions		1,216,310	877,455
Net change in unrealized appreciation (depreciation)		356,260	(96,270)

Increase (decrease) in net assets from operations		1,709,888	976,938

Contract owner transactions:
Proceeds from units sold		1,954,668	3,013,887
Cost of units redeemed		(2,144,538)	(1,712,072)
Account charges		(7,675)	(5,911)
Increase (decrease)		(197,545)	1,295,904
Net increase (decrease)		1,512,343	2,272,842
Net assets, beginning		10,923,849	8,651,007
Net assets, ending		$12,436,192	$10,923,849

Units sold		1,022,914	1,662,238
Units redeemed		(1,121,255)	(948,690)
Net increase (decrease)		(98,341)	713,548
Units outstanding, beginning		5,947,001	5,233,453
Units outstanding, ending		5,848,660	5,947,001

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,093,783
Cost of units redeemed/account charges			(5,747,390)
Net investment income (loss)			131,932
Net realized gain (loss)			191,804
Realized gain distributions			2,210,114
Net change in unrealized appreciation (depreciation)			555,949
Net assets			$12,436,192

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	5,849	$12,436	1.25%	15.8%	12/31/2025	$2.16	0	$0	1.00%	16.0%	12/31/2025	$2.20	0	$0	0.75%	16.3%
12/31/2024	1.84	5,947	10,924	1.25%	11.1%	12/31/2024	1.87	0	0	1.00%	11.4%	12/31/2024	1.89	0	0	0.75%	11.7%
12/31/2023	1.65	5,233	8,651	1.25%	12.8%	12/31/2023	1.67	0	0	1.00%	13.1%	12/31/2023	1.70	0	0	0.75%	13.3%
12/31/2022	1.47	962	1,410	1.25%	-9.8%	12/31/2022	1.48	0	0	1.00%	-9.6%	12/31/2022	1.50	0	0	0.75%	-9.3%
12/31/2021	1.62	380	617	1.25%	29.7%	12/31/2021	1.64	0	0	1.00%	30.1%	12/31/2021	1.65	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.24	0	$0	0.50%	16.6%	12/31/2025	$2.28	0	$0	0.25%	16.9%	12/31/2025	$2.32	0	$0	0.00%	17.2%
12/31/2024	1.92	0	0	0.50%	12.0%	12/31/2024	1.95	0	0	0.25%	12.2%	12/31/2024	1.98	0	0	0.00%	12.5%
12/31/2023	1.72	0	0	0.50%	13.6%	12/31/2023	1.74	0	0	0.25%	13.9%	12/31/2023	1.76	0	0	0.00%	14.2%
12/31/2022	1.51	0	0	0.50%	-9.1%	12/31/2022	1.53	0	0	0.25%	-8.9%	12/31/2022	1.54	0	0	0.00%	-8.6%
12/31/2021	1.66	0	0	0.50%	30.7%	12/31/2021	1.68	0	0	0.25%	31.0%	12/31/2021	1.69	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.9%
2023	1.8%
2022	1.6%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.76
Band 100	-	-	2.81
Band 75	-	-	2.86
Band 50	-	-	2.91
Band 25	-	-	2.97
Band 0	-	-	3.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	0	$0	1.25%	12.3%	12/31/2025	$2.81	0	$0	1.00%	12.6%	12/31/2025	$2.86	0	$0	0.75%	12.8%
12/31/2024	2.46	0	0	1.25%	40.6%	12/31/2024	2.50	0	0	1.00%	41.0%	12/31/2024	2.54	0	0	0.75%	41.3%
12/31/2023	1.75	0	0	1.25%	39.4%	12/31/2023	1.77	0	0	1.00%	39.7%	12/31/2023	1.79	0	0	0.75%	40.1%
12/31/2022	1.25	0	0	1.25%	-37.6%	12/31/2022	1.27	0	0	1.00%	-37.5%	12/31/2022	1.28	0	0	0.75%	-37.3%
12/31/2021	2.01	0	0	1.25%	6.4%	12/31/2021	2.03	0	0	1.00%	6.7%	12/31/2021	2.04	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.91	0	$0	0.50%	13.1%	12/31/2025	$2.97	0	$0	0.25%	13.4%	12/31/2025	$3.02	0	$0	0.00%	13.7%
12/31/2024	2.57	0	0	0.50%	41.7%	12/31/2024	2.61	0	0	0.25%	42.0%	12/31/2024	2.66	0	0	0.00%	42.4%
12/31/2023	1.82	0	0	0.50%	40.4%	12/31/2023	1.84	0	0	0.25%	40.8%	12/31/2023	1.86	0	0	0.00%	41.1%
12/31/2022	1.29	0	0	0.50%	-37.1%	12/31/2022	1.31	0	0	0.25%	-37.0%	12/31/2022	1.32	0	0	0.00%	-36.8%
12/31/2021	2.06	0	0	0.50%	7.2%	12/31/2021	2.07	0	0	0.25%	7.5%	12/31/2021	2.09	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Total Return Bond Fund R6 Class - 06-3P6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,270	$45,685	5,073
Receivables: investments sold	460
Payables: investments purchased	-
Net assets	$46,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,730	41,626	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$46,730	41,626

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,110
Mortality & expense charges			(3,131)
Net investment income (loss)			7,979

Gain (loss) on investments:
Net realized gain (loss)			(28,320)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,923
Net gain (loss)			8,603

Increase (decrease) in net assets from operations			$16,582

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,979	$7,875
Net realized gain (loss)		(28,320)	(2,845)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,923	(2,142)

Increase (decrease) in net assets from operations		16,582	2,888

Contract owner transactions:
Proceeds from units sold		30,168	53,545
Cost of units redeemed		(270,395)	(7,358)
Account charges		(214)	(115)
Increase (decrease)		(240,441)	46,072
Net increase (decrease)		(223,859)	48,960
Net assets, beginning		270,589	221,629
Net assets, ending		$46,730	$270,589

Units sold		27,837	59,430
Units redeemed		(241,676)	(15,784)
Net increase (decrease)		(213,839)	43,646
Units outstanding, beginning		255,465	211,819
Units outstanding, ending		41,626	255,465

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$452,701
Cost of units redeemed/account charges			(400,584)
Net investment income (loss)			28,533
Net realized gain (loss)			(39,584)
Realized gain distributions			5,079
Net change in unrealized appreciation (depreciation)			585
Net assets			$46,730

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	42	$47	1.25%	6.0%	12/31/2025	$1.14	0	$0	1.00%	6.3%	12/31/2025	$1.16	0	$0	0.75%	6.5%
12/31/2024	1.06	255	271	1.25%	1.2%	12/31/2024	1.08	0	0	1.00%	1.5%	12/31/2024	1.09	0	0	0.75%	1.7%
12/31/2023	1.05	212	222	1.25%	5.7%	12/31/2023	1.06	0	0	1.00%	5.9%	12/31/2023	1.07	0	0	0.75%	6.2%
12/31/2022	0.99	194	192	1.25%	-15.1%	12/31/2022	1.00	0	0	1.00%	-14.9%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.17	174	203	1.25%	-2.1%	12/31/2021	1.18	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.8%	12/31/2025	$1.21	0	$0	0.25%	7.1%	12/31/2025	$1.23	0	$0	0.00%	7.3%
12/31/2024	1.11	0	0	0.50%	2.0%	12/31/2024	1.13	0	0	0.25%	2.3%	12/31/2024	1.14	0	0	0.00%	2.5%
12/31/2023	1.09	0	0	0.50%	6.4%	12/31/2023	1.10	0	0	0.25%	6.7%	12/31/2023	1.12	0	0	0.00%	7.0%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.03	0	0	0.25%	-14.2%	12/31/2022	1.04	0	0	0.00%	-14.0%
12/31/2021	1.19	0	0	0.50%	-1.3%	12/31/2021	1.20	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.0%
2024	4.5%
2023	4.3%
2022	2.9%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R6 Class - 06-3P7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51
Mortality & expense charges			-
Net investment income (loss)			51

Gain (loss) on investments:
Net realized gain (loss)			46
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17
Net gain (loss)			63

Increase (decrease) in net assets from operations			$114

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51	$239
Net realized gain (loss)		46	277
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		17	(269)

Increase (decrease) in net assets from operations		114	247

Contract owner transactions:
Proceeds from units sold		7,530	12,945
Cost of units redeemed		(10,304)	(19,651)
Account charges		(8)	(22)
Increase (decrease)		(2,782)	(6,728)
Net increase (decrease)		(2,668)	(6,481)
Net assets, beginning		2,668	9,149
Net assets, ending		$-	$2,668

Units sold		7,160	12,786
Units redeemed		(9,732)	(19,280)
Net increase (decrease)		(2,572)	(6,494)
Units outstanding, beginning		2,572	9,066
Units outstanding, ending		-	2,572

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$867,061
Cost of units redeemed/account charges			(862,906)
Net investment income (loss)			3,417
Net realized gain (loss)			(9,710)
Realized gain distributions			2,138
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	1.25%	3.8%	12/31/2025	$1.10	0	$0	1.00%	4.1%	12/31/2025	$1.12	0	$0	0.75%	4.3%
12/31/2024	1.04	3	3	1.25%	2.8%	12/31/2024	1.05	0	0	1.00%	3.1%	12/31/2024	1.07	0	0	0.75%	3.3%
12/31/2023	1.01	9	9	1.25%	3.0%	12/31/2023	1.02	0	0	1.00%	3.3%	12/31/2023	1.04	0	0	0.75%	3.5%
12/31/2022	0.98	0	0	1.25%	-4.9%	12/31/2022	0.99	0	0	1.00%	-4.6%	12/31/2022	1.00	0	0	0.75%	-4.4%
12/31/2021	1.03	0	0	1.25%	-2.1%	12/31/2021	1.04	0	0	1.00%	-1.9%	12/31/2021	1.05	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	4.6%	12/31/2025	$1.16	0	$0	0.25%	4.9%	12/31/2025	$1.18	0	$0	0.00%	5.1%
12/31/2024	1.09	0	0	0.50%	3.6%	12/31/2024	1.10	0	0	0.25%	3.8%	12/31/2024	1.12	0	0	0.00%	4.1%
12/31/2023	1.05	0	0	0.50%	3.8%	12/31/2023	1.06	0	0	0.25%	4.0%	12/31/2023	1.08	0	0	0.00%	4.3%
12/31/2022	1.01	0	0	0.50%	-4.2%	12/31/2022	1.02	0	0	0.25%	-3.9%	12/31/2022	1.03	0	0	0.00%	-3.7%
12/31/2021	1.05	0	0	0.50%	-1.4%	12/31/2021	1.06	0	0	0.25%	-1.1%	12/31/2021	1.07	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	5.0%
2023	2.8%
2022	0.0%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Balanced Income Fund R6 Class - 06-3P9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$858,956	$866,390	58,055
Receivables: investments sold	-
Payables: investments purchased	(901)
Net assets	$858,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$858,055	580,760	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$858,055	580,760

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,161
Mortality & expense charges			(8,687)
Net investment income (loss)			17,474

Gain (loss) on investments:
Net realized gain (loss)			(2,673)
Realized gain distributions			35,322
Net change in unrealized appreciation (depreciation)			13,677
Net gain (loss)			46,326

Increase (decrease) in net assets from operations			$63,800

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,474	$14,818
Net realized gain (loss)		(2,673)	(3,950)
Realized gain distributions		35,322	22,702
Net change in unrealized appreciation (depreciation)		13,677	(2,814)

Increase (decrease) in net assets from operations		63,800	30,756

Contract owner transactions:
Proceeds from units sold		201,098	715,374
Cost of units redeemed		(42,612)	(429,063)
Account charges		(456)	(379)
Increase (decrease)		158,030	285,932
Net increase (decrease)		221,830	316,688
Net assets, beginning		636,225	319,537
Net assets, ending		$858,055	$636,225

Units sold		138,804	554,164
Units redeemed		(30,467)	(331,424)
Net increase (decrease)		108,337	222,740
Units outstanding, beginning		472,423	249,683
Units outstanding, ending		580,760	472,423

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,712,890
Cost of units redeemed/account charges			(951,047)
Net investment income (loss)			48,407
Net realized gain (loss)			(26,180)
Realized gain distributions			81,419
Net change in unrealized appreciation (depreciation)			(7,434)
Net assets			$858,055

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	581	$858	1.25%	9.7%	12/31/2025	$1.50	0	$0	1.00%	10.0%	12/31/2025	$1.53	0	$0	0.75%	10.3%
12/31/2024	1.35	472	636	1.25%	5.2%	12/31/2024	1.37	0	0	1.00%	5.5%	12/31/2024	1.39	0	0	0.75%	5.8%
12/31/2023	1.28	250	320	1.25%	6.7%	12/31/2023	1.30	0	0	1.00%	6.9%	12/31/2023	1.31	0	0	0.75%	7.2%
12/31/2022	1.20	203	244	1.25%	-9.9%	12/31/2022	1.21	0	0	1.00%	-9.6%	12/31/2022	1.22	0	0	0.75%	-9.4%
12/31/2021	1.33	268	356	1.25%	8.9%	12/31/2021	1.34	0	0	1.00%	9.1%	12/31/2021	1.35	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	10.5%	12/31/2025	$1.59	0	$0	0.25%	10.8%	12/31/2025	$1.62	0	$0	0.00%	11.1%
12/31/2024	1.41	0	0	0.50%	6.0%	12/31/2024	1.43	0	0	0.25%	6.3%	12/31/2024	1.45	0	0	0.00%	6.6%
12/31/2023	1.33	0	0	0.50%	7.5%	12/31/2023	1.35	0	0	0.25%	7.7%	12/31/2023	1.36	0	0	0.00%	8.0%
12/31/2022	1.24	0	0	0.50%	-9.2%	12/31/2022	1.25	0	0	0.25%	-8.9%	12/31/2022	1.26	0	0	0.00%	-8.7%
12/31/2021	1.36	0	0	0.50%	9.7%	12/31/2021	1.37	0	0	0.25%	10.0%	12/31/2021	1.38	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	4.5%
2023	3.5%
2022	3.1%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Climate Opps R6 Class - 06-3XH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,238	$1,146	70
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$1,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,235	593	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$1,235	593

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8
Mortality & expense charges			(14)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			62
Net change in unrealized appreciation (depreciation)			121
Net gain (loss)			187

Increase (decrease) in net assets from operations			$181

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$(1)
Net realized gain (loss)		4	28
Realized gain distributions		62	19
Net change in unrealized appreciation (depreciation)		121	(37)

Increase (decrease) in net assets from operations		181	9

Contract owner transactions:
Proceeds from units sold		103	1,090
Cost of units redeemed		(56)	(391)
Account charges		-	-
Increase (decrease)		47	699
Net increase (decrease)		228	708
Net assets, beginning		1,007	299
Net assets, ending		$1,235	$1,007

Units sold		65	611
Units redeemed		(40)	(221)
Net increase (decrease)		25	390
Units outstanding, beginning		568	178
Units outstanding, ending		593	568

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,496
Cost of units redeemed/account charges			(461)
Net investment income (loss)			(5)
Net realized gain (loss)			32
Realized gain distributions			81
Net change in unrealized appreciation (depreciation)			92
Net assets			$1,235

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	1	$1	1.25%	17.5%	12/31/2025	$2.12	0	$0	1.00%	17.8%	12/31/2025	$2.15	0	$0	0.75%	18.1%
12/31/2024	1.77	1	1	1.25%	5.6%	12/31/2024	1.80	0	0	1.00%	5.8%	12/31/2024	1.82	0	0	0.75%	6.1%
12/31/2023	1.68	0	0	1.25%	10.2%	12/31/2023	1.70	0	0	1.00%	10.4%	12/31/2023	1.72	0	0	0.75%	10.7%
12/31/2022	1.52	0	0	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.55	0	0	0.75%	-18.8%
12/31/2021	1.89	0	0	1.25%	13.5%	12/31/2021	1.90	0	0	1.00%	13.7%	12/31/2021	1.91	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	18.4%	12/31/2025	$2.23	0	$0	0.25%	18.7%	12/31/2025	$2.26	0	$0	0.00%	19.0%
12/31/2024	1.85	0	0	0.50%	6.4%	12/31/2024	1.87	0	0	0.25%	6.6%	12/31/2024	1.90	0	0	0.00%	6.9%
12/31/2023	1.74	0	0	0.50%	11.0%	12/31/2023	1.76	0	0	0.25%	11.3%	12/31/2023	1.78	0	0	0.00%	11.6%
12/31/2022	1.57	0	0	0.50%	-18.6%	12/31/2022	1.58	0	0	0.25%	-18.4%	12/31/2022	1.59	0	0	0.00%	-18.2%
12/31/2021	1.92	0	0	0.50%	14.3%	12/31/2021	1.94	0	0	0.25%	14.6%	12/31/2021	1.95	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	1.1%
2023	1.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	1.25%	25.7%	12/31/2025	$1.60	0	$0	1.00%	26.0%	12/31/2025	$1.63	0	$0	0.75%	26.3%
12/31/2024	1.25	0	0	1.25%	7.0%	12/31/2024	1.27	0	0	1.00%	7.2%	12/31/2024	1.29	0	0	0.75%	7.5%
12/31/2023	1.17	0	0	1.25%	17.5%	12/31/2023	1.18	0	0	1.00%	17.7%	12/31/2023	1.20	0	0	0.75%	18.0%
12/31/2022	1.00	0	0	1.25%	-28.7%	12/31/2022	1.01	0	0	1.00%	-28.5%	12/31/2022	1.01	0	0	0.75%	-28.3%
12/31/2021	1.40	0	0	1.25%	2.7%	12/31/2021	1.41	0	0	1.00%	3.0%	12/31/2021	1.42	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	0	$0	0.50%	26.7%	12/31/2025	$1.68	0	$0	0.25%	27.0%	12/31/2025	$1.71	0	$0	0.00%	27.3%
12/31/2024	1.31	0	0	0.50%	7.8%	12/31/2024	1.33	0	0	0.25%	8.1%	12/31/2024	1.34	0	0	0.00%	8.3%
12/31/2023	1.21	0	0	0.50%	18.3%	12/31/2023	1.23	0	0	0.25%	18.6%	12/31/2023	1.24	0	0	0.00%	18.9%
12/31/2022	1.02	0	0	0.50%	-28.1%	12/31/2022	1.03	0	0	0.25%	-27.9%	12/31/2022	1.04	0	0	0.00%	-27.8%
12/31/2021	1.42	0	0	0.50%	3.5%	12/31/2021	1.43	0	0	0.25%	3.7%	12/31/2021	1.44	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R4 Class - 06-3YH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,127	$17,263	1,775
Receivables: investments sold	397
Payables: investments purchased	-
Net assets	$17,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,524	17,494	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$17,524	17,494

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$938
Mortality & expense charges			(270)
Net investment income (loss)			668

Gain (loss) on investments:
Net realized gain (loss)			170
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(64)
Net gain (loss)			106

Increase (decrease) in net assets from operations			$774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$668	$886
Net realized gain (loss)		170	(18)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(64)	(172)

Increase (decrease) in net assets from operations		774	696

Contract owner transactions:
Proceeds from units sold		8,271	19,764
Cost of units redeemed		(22,474)	(10,768)
Account charges		(28)	(25)
Increase (decrease)		(14,231)	8,971
Net increase (decrease)		(13,457)	9,667
Net assets, beginning		30,981	21,314
Net assets, ending		$17,524	$30,981

Units sold		8,377	20,856
Units redeemed		(22,877)	(11,393)
Net increase (decrease)		(14,500)	9,463
Units outstanding, beginning		31,994	22,531
Units outstanding, ending		17,494	31,994

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,956,571
Cost of units redeemed/account charges			(26,736,918)
Net investment income (loss)			(22,335)
Net realized gain (loss)			(230,337)
Realized gain distributions			50,679
Net change in unrealized appreciation (depreciation)			(136)
Net assets			$17,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	17	$18	1.25%	3.4%	12/31/2025	$1.02	0	$0	1.00%	3.7%	12/31/2025	$1.03	0	$0	0.75%	4.0%
12/31/2024	0.97	32	31	1.25%	2.4%	12/31/2024	0.98	0	0	1.00%	2.6%	12/31/2024	1.00	0	0	0.75%	2.9%
12/31/2023	0.95	23	21	1.25%	2.6%	12/31/2023	0.96	0	0	1.00%	2.8%	12/31/2023	0.97	0	0	0.75%	3.1%
12/31/2022	0.92	1,100	1,014	1.25%	-5.2%	12/31/2022	0.93	0	0	1.00%	-5.0%	12/31/2022	0.94	0	0	0.75%	-4.8%
12/31/2021	0.97	1,847	1,798	1.25%	-2.5%	12/31/2021	0.98	0	0	1.00%	-2.3%	12/31/2021	0.99	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	4.2%	12/31/2025	$1.07	0	$0	0.25%	4.5%	12/31/2025	$1.09	0	$0	0.00%	4.7%
12/31/2024	1.01	0	0	0.50%	3.1%	12/31/2024	1.02	0	0	0.25%	3.4%	12/31/2024	1.04	0	0	0.00%	3.7%
12/31/2023	0.98	0	0	0.50%	3.3%	12/31/2023	0.99	0	0	0.25%	3.6%	12/31/2023	1.00	0	0	0.00%	3.9%
12/31/2022	0.95	0	0	0.50%	-4.5%	12/31/2022	0.96	0	0	0.25%	-4.3%	12/31/2022	0.96	0	0	0.00%	-4.0%
12/31/2021	0.99	0	0	0.50%	-1.8%	12/31/2021	1.00	0	0	0.25%	-1.5%	12/31/2021	1.00	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	4.6%
2023	1.3%
2022	0.1%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Core Equity Fund R6 Class - 06-3YJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,393,851	$9,539,921	207,019
Receivables: investments sold	528
Payables: investments purchased	-
Net assets	$11,394,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,394,379	5,248,271	$2.17
Band 100	-	-	2.21
Band 75	-	-	2.24
Band 50	-	-	2.28
Band 25	-	-	2.32
Band 0	-	-	2.36
Total	$11,394,379	5,248,271

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$71,528
Mortality & expense charges			(133,809)
Net investment income (loss)			(62,281)

Gain (loss) on investments:
Net realized gain (loss)			342,881
Realized gain distributions			1,134,001
Net change in unrealized appreciation (depreciation)			(75,107)
Net gain (loss)			1,401,775

Increase (decrease) in net assets from operations			$1,339,494

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62,281)	$(48,134)
Net realized gain (loss)		342,881	333,420
Realized gain distributions		1,134,001	827,102
Net change in unrealized appreciation (depreciation)		(75,107)	1,119,816

Increase (decrease) in net assets from operations		1,339,494	2,232,204

Contract owner transactions:
Proceeds from units sold		777,701	1,108,612
Cost of units redeemed		(1,576,771)	(1,815,410)
Account charges		(3,207)	(2,719)
Increase (decrease)		(802,277)	(709,517)
Net increase (decrease)		537,217	1,522,687
Net assets, beginning		10,857,162	9,334,475
Net assets, ending		$11,394,379	$10,857,162

Units sold		393,038	637,325
Units redeemed		(812,217)	(1,026,794)
Net increase (decrease)		(419,179)	(389,469)
Units outstanding, beginning		5,667,450	6,056,919
Units outstanding, ending		5,248,271	5,667,450

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,678,722
Cost of units redeemed/account charges			(12,526,507)
Net investment income (loss)			(124,607)
Net realized gain (loss)			974,376
Realized gain distributions			2,538,465
Net change in unrealized appreciation (depreciation)			1,853,930
Net assets			$11,394,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	5,248	$11,394	1.25%	13.3%	12/31/2025	$2.21	0	$0	1.00%	13.6%	12/31/2025	$2.24	0	$0	0.75%	13.9%
12/31/2024	1.92	5,667	10,857	1.25%	24.3%	12/31/2024	1.94	0	0	1.00%	24.6%	12/31/2024	1.97	0	0	0.75%	24.9%
12/31/2023	1.54	6,057	9,334	1.25%	20.1%	12/31/2023	1.56	0	0	1.00%	20.4%	12/31/2023	1.58	0	0	0.75%	20.7%
12/31/2022	1.28	5,802	7,447	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.31	0	0	0.75%	-19.3%
12/31/2021	1.60	5,194	8,299	1.25%	23.1%	12/31/2021	1.61	0	0	1.00%	23.4%	12/31/2021	1.62	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	0	$0	0.50%	14.2%	12/31/2025	$2.32	0	$0	0.25%	14.5%	12/31/2025	$2.36	0	$0	0.00%	14.8%
12/31/2024	2.00	0	0	0.50%	25.2%	12/31/2024	2.02	0	0	0.25%	25.6%	12/31/2024	2.05	0	0	0.00%	25.9%
12/31/2023	1.59	0	0	0.50%	21.0%	12/31/2023	1.61	0	0	0.25%	21.3%	12/31/2023	1.63	0	0	0.00%	21.6%
12/31/2022	1.32	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.63	0	0	0.50%	24.0%	12/31/2021	1.64	0	0	0.25%	24.3%	12/31/2021	1.65	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.8%
2023	1.2%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R4 Class - 06-39P (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,643
Cost of units redeemed/account charges			(27,405)
Net investment income (loss)			(881)
Net realized gain (loss)			(2,618)
Realized gain distributions			5,261
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	1.25%	-2.1%	12/31/2025	$1.31	0	$0	1.00%	-1.9%	12/31/2025	$1.33	0	$0	0.75%	-1.6%
12/31/2024	1.31	0	0	1.25%	4.5%	12/31/2024	1.33	0	0	1.00%	4.8%	12/31/2024	1.35	0	0	0.75%	5.0%
12/31/2023	1.25	0	0	1.25%	13.0%	12/31/2023	1.27	0	0	1.00%	13.2%	12/31/2023	1.29	0	0	0.75%	13.5%
12/31/2022	1.11	0	0	1.25%	-25.3%	12/31/2022	1.12	0	0	1.00%	-25.1%	12/31/2022	1.13	0	0	0.75%	-25.0%
12/31/2021	1.48	20	30	1.25%	8.2%	12/31/2021	1.50	0	0	1.00%	8.4%	12/31/2021	1.51	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	-1.4%	12/31/2025	$1.38	0	$0	0.25%	-1.1%	12/31/2025	$1.41	0	$0	0.00%	-0.9%
12/31/2024	1.38	0	0	0.50%	5.3%	12/31/2024	1.40	0	0	0.25%	5.6%	12/31/2024	1.42	0	0	0.00%	5.8%
12/31/2023	1.31	0	0	0.50%	13.8%	12/31/2023	1.32	0	0	0.25%	14.1%	12/31/2023	1.34	0	0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-24.8%	12/31/2022	1.16	0	0	0.25%	-24.6%	12/31/2022	1.17	0	0	0.00%	-24.4%
12/31/2021	1.53	0	0	0.50%	9.0%	12/31/2021	1.54	0	0	0.25%	9.2%	12/31/2021	1.55	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R3 Class - 06-39R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(337)
Net realized gain (loss)		-	(1,456)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	2,989

Increase (decrease) in net assets from operations		-	1,196

Contract owner transactions:
Proceeds from units sold		-	2,939
Cost of units redeemed		(1)	(38,022)
Account charges		-	-
Increase (decrease)		(1)	(35,083)
Net increase (decrease)		(1)	(33,887)
Net assets, beginning		1	33,888
Net assets, ending		$-	$1

Units sold		-	2,355
Units redeemed		(1)	(29,904)
Net increase (decrease)		(1)	(27,549)
Units outstanding, beginning		1	27,550
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$66,040
Cost of units redeemed/account charges			(73,344)
Net investment income (loss)			(2,850)
Net realized gain (loss)			(5,254)
Realized gain distributions			15,408
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	1.25%	-2.4%	12/31/2025	$1.27	0	$0	1.00%	-2.2%	12/31/2025	$1.30	0	$0	0.75%	-1.9%
12/31/2024	1.28	0	0	1.25%	4.2%	12/31/2024	1.30	0	0	1.00%	4.4%	12/31/2024	1.32	0	0	0.75%	4.7%
12/31/2023	1.23	28	34	1.25%	12.6%	12/31/2023	1.25	0	0	1.00%	12.8%	12/31/2023	1.27	0	0	0.75%	13.1%
12/31/2022	1.09	25	27	1.25%	-25.6%	12/31/2022	1.11	0	0	1.00%	-25.4%	12/31/2022	1.12	0	0	0.75%	-25.2%
12/31/2021	1.47	41	60	1.25%	7.8%	12/31/2021	1.48	0	0	1.00%	8.1%	12/31/2021	1.49	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	0	$0	0.50%	-1.7%	12/31/2025	$1.35	0	$0	0.25%	-1.5%	12/31/2025	$1.38	0	$0	0.00%	-1.2%
12/31/2024	1.35	0	0	0.50%	5.0%	12/31/2024	1.37	0	0	0.25%	5.2%	12/31/2024	1.39	0	0	0.00%	5.5%
12/31/2023	1.28	0	0	0.50%	13.4%	12/31/2023	1.30	0	0	0.25%	13.7%	12/31/2023	1.32	0	0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-25.0%	12/31/2022	1.14	0	0	0.25%	-24.8%	12/31/2022	1.16	0	0	0.00%	-24.6%
12/31/2021	1.51	0	0	0.50%	8.6%	12/31/2021	1.52	0	0	0.25%	8.9%	12/31/2021	1.54	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Equity Income R6 Class - 06-6W9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$738,391	$750,126	33,793
Receivables: investments sold	-
Payables: investments purchased	(41,902)
Net assets	$696,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,489	561,511	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$696,489	561,511

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,958
Mortality & expense charges			(8,972)
Net investment income (loss)			5,986

Gain (loss) on investments:
Net realized gain (loss)			1,289
Realized gain distributions			75,275
Net change in unrealized appreciation (depreciation)			11,406
Net gain (loss)			87,970

Increase (decrease) in net assets from operations			$93,956

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,986	$5,792
Net realized gain (loss)		1,289	1,413
Realized gain distributions		75,275	61,084
Net change in unrealized appreciation (depreciation)		11,406	(23,141)

Increase (decrease) in net assets from operations		93,956	45,148

Contract owner transactions:
Proceeds from units sold		93,458	809,931
Cost of units redeemed		(146,794)	(199,189)
Account charges		(7)	(14)
Increase (decrease)		(53,343)	610,728
Net increase (decrease)		40,613	655,876
Net assets, beginning		655,876	-
Net assets, ending		$696,489	$655,876

Units sold		83,329	781,931
Units redeemed		(123,683)	(180,066)
Net increase (decrease)		(40,354)	601,865
Units outstanding, beginning		601,865	-
Units outstanding, ending		561,511	601,865

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$903,389
Cost of units redeemed/account charges			(346,004)
Net investment income (loss)			11,778
Net realized gain (loss)			2,702
Realized gain distributions			136,359
Net change in unrealized appreciation (depreciation)			(11,735)
Net assets			$696,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	562	$696	1.25%	13.8%	12/31/2025	$1.25	0	$0	1.00%	14.1%	12/31/2025	$1.25	0	$0	0.75%	14.4%
12/31/2024	1.09	602	656	1.25%	9.0%	12/31/2024	1.09	0	0	1.00%	9.2%	12/31/2024	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	14.7%	12/31/2025	$1.26	0	$0	0.25%	15.0%	12/31/2025	$1.27	0	$0	0.00%	15.3%
12/31/2024	1.10	0	0	0.50%	9.7%	12/31/2024	1.10	0	0	0.25%	9.9%	12/31/2024	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.37
Band 100	-	-	3.49
Band 75	-	-	3.62
Band 50	-	-	3.75
Band 25	-	-	3.88
Band 0	-	-	4.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,154
Cost of units redeemed/account charges			(1,249)
Net investment income (loss)			3
Net realized gain (loss)			(199)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.37	0	$0	1.25%	9.0%	12/31/2025	$3.49	0	$0	1.00%	9.3%	12/31/2025	$3.62	0	$0	0.75%	9.5%
12/31/2024	3.09	0	0	1.25%	6.8%	12/31/2024	3.20	0	0	1.00%	7.1%	12/31/2024	3.30	0	0	0.75%	7.3%
12/31/2023	2.90	0	0	1.25%	12.5%	12/31/2023	2.98	0	0	1.00%	12.8%	12/31/2023	3.08	0	0	0.75%	13.0%
12/31/2022	2.57	0	0	1.25%	-6.0%	12/31/2022	2.65	0	0	1.00%	-5.8%	12/31/2022	2.72	0	0	0.75%	-5.5%
12/31/2021	2.74	0	0	1.25%	18.9%	12/31/2021	2.81	0	0	1.00%	19.2%	12/31/2021	2.88	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.75	0	$0	0.50%	9.8%	12/31/2025	$3.88	0	$0	0.25%	10.1%	12/31/2025	$4.02	0	$0	0.00%	10.4%
12/31/2024	3.41	0	0	0.50%	7.6%	12/31/2024	3.53	0	0	0.25%	7.9%	12/31/2024	3.65	0	0	0.00%	8.1%
12/31/2023	3.17	0	0	0.50%	13.3%	12/31/2023	3.27	0	0	0.25%	13.6%	12/31/2023	3.37	0	0	0.00%	13.9%
12/31/2022	2.80	0	0	0.50%	-5.3%	12/31/2022	2.88	0	0	0.25%	-5.1%	12/31/2022	2.96	0	0	0.00%	-4.8%
12/31/2021	2.96	0	0	0.50%	19.8%	12/31/2021	3.03	0	0	0.25%	20.1%	12/31/2021	3.11	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Investor Class - 06-105

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,981	$2,038	433
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$2,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,020	624	$3.24
Band 100	-	-	3.36
Band 75	-	-	3.49
Band 50	-	-	3.63
Band 25	-	-	3.77
Band 0	-	-	3.91
Total	$2,020	624

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4
Mortality & expense charges			(18)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			(41)
Net gain (loss)			149

Increase (decrease) in net assets from operations			$135

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$(5)
Net realized gain (loss)		-	-
Realized gain distributions		190	40
Net change in unrealized appreciation (depreciation)		(41)	(16)

Increase (decrease) in net assets from operations		135	19

Contract owner transactions:
Proceeds from units sold		976	898
Cost of units redeemed		(1)	(1)
Account charges		(3)	(3)
Increase (decrease)		972	894
Net increase (decrease)		1,107	913
Net assets, beginning		913	-
Net assets, ending		$2,020	$913

Units sold		320	306
Units redeemed		(1)	(1)
Net increase (decrease)		319	305
Units outstanding, beginning		305	-
Units outstanding, ending		624	305

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$570,952
Cost of units redeemed/account charges			(577,216)
Net investment income (loss)			(2,518)
Net realized gain (loss)			8,177
Realized gain distributions			2,682
Net change in unrealized appreciation (depreciation)			(57)
Net assets			$2,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.24	1	$2	1.25%	8.3%	12/31/2025	$3.36	0	$0	1.00%	8.6%	12/31/2025	$3.49	0	$0	0.75%	8.9%
12/31/2024	2.99	0	1	1.25%	6.4%	12/31/2024	3.10	0	0	1.00%	6.6%	12/31/2024	3.21	0	0	0.75%	6.9%
12/31/2023	2.81	0	0	1.25%	12.0%	12/31/2023	2.90	0	0	1.00%	12.3%	12/31/2023	3.00	0	0	0.75%	12.6%
12/31/2022	2.51	0	0	1.25%	-6.5%	12/31/2022	2.59	0	0	1.00%	-6.3%	12/31/2022	2.67	0	0	0.75%	-6.0%
12/31/2021	2.68	0	0	1.25%	18.3%	12/31/2021	2.76	0	0	1.00%	18.6%	12/31/2021	2.84	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	0	$0	0.50%	9.1%	12/31/2025	$3.77	0	$0	0.25%	9.4%	12/31/2025	$3.91	0	$0	0.00%	9.7%
12/31/2024	3.32	0	0	0.50%	7.2%	12/31/2024	3.44	0	0	0.25%	7.5%	12/31/2024	3.57	0	0	0.00%	7.7%
12/31/2023	3.10	0	0	0.50%	12.9%	12/31/2023	3.21	0	0	0.25%	13.2%	12/31/2023	3.31	0	0	0.00%	13.4%
12/31/2022	2.75	0	0	0.50%	-5.8%	12/31/2022	2.83	0	0	0.25%	-5.6%	12/31/2022	2.92	0	0	0.00%	-5.3%
12/31/2021	2.92	0	0	0.50%	19.2%	12/31/2021	3.00	0	0	0.25%	19.5%	12/31/2021	3.08	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-772

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$609,405	$540,680	19,822
Receivables: investments sold	924
Payables: investments purchased	-
Net assets	$610,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$610,329	161,876	$3.77
Band 100	-	-	3.90
Band 75	-	-	4.03
Band 50	-	-	4.16
Band 25	-	-	4.30
Band 0	-	-	4.44
Total	$610,329	161,876

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,604
Mortality & expense charges			(6,735)
Net investment income (loss)			869

Gain (loss) on investments:
Net realized gain (loss)			833
Realized gain distributions			40,387
Net change in unrealized appreciation (depreciation)			36,524
Net gain (loss)			77,744

Increase (decrease) in net assets from operations			$78,613

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$869	$577
Net realized gain (loss)		833	35,680
Realized gain distributions		40,387	37,245
Net change in unrealized appreciation (depreciation)		36,524	3,470

Increase (decrease) in net assets from operations		78,613	76,972

Contract owner transactions:
Proceeds from units sold		50,624	61,852
Cost of units redeemed		(3,102)	(224,519)
Account charges		(535)	(437)
Increase (decrease)		46,987	(163,104)
Net increase (decrease)		125,600	(86,132)
Net assets, beginning		484,729	570,861
Net assets, ending		$610,329	$484,729

Units sold		14,554	19,910
Units redeemed		(1,039)	(69,499)
Net increase (decrease)		13,515	(49,589)
Units outstanding, beginning		148,361	197,950
Units outstanding, ending		161,876	148,361

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,868,080
Cost of units redeemed/account charges			(5,179,592)
Net investment income (loss)			25,377
Net realized gain (loss)			157,207
Realized gain distributions			670,532
Net change in unrealized appreciation (depreciation)			68,725
Net assets			$610,329

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	162	$610	1.25%	15.4%	12/31/2025	$3.90	0	$0	1.00%	15.7%	12/31/2025	$4.03	0	$0	0.75%	16.0%
12/31/2024	3.27	148	485	1.25%	13.3%	12/31/2024	3.37	0	0	1.00%	13.6%	12/31/2024	3.47	0	0	0.75%	13.9%
12/31/2023	2.88	198	571	1.25%	10.6%	12/31/2023	2.97	0	0	1.00%	10.9%	12/31/2023	3.05	0	0	0.75%	11.2%
12/31/2022	2.61	178	465	1.25%	-0.7%	12/31/2022	2.67	0	0	1.00%	-0.5%	12/31/2022	2.74	0	0	0.75%	-0.2%
12/31/2021	2.63	242	636	1.25%	31.4%	12/31/2021	2.69	0	0	1.00%	31.7%	12/31/2021	2.75	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.16	0	$0	0.50%	16.3%	12/31/2025	$4.30	0	$0	0.25%	16.6%	12/31/2025	$4.44	0	$0	0.00%	16.8%
12/31/2024	3.58	0	0	0.50%	14.2%	12/31/2024	3.69	0	0	0.25%	14.4%	12/31/2024	3.80	0	0	0.00%	14.7%
12/31/2023	3.13	0	0	0.50%	11.4%	12/31/2023	3.22	0	0	0.25%	11.7%	12/31/2023	3.31	0	0	0.00%	12.0%
12/31/2022	2.81	0	0	0.50%	0.0%	12/31/2022	2.89	0	0	0.25%	0.3%	12/31/2022	2.96	0	0	0.00%	0.5%
12/31/2021	2.81	0	0	0.50%	32.4%	12/31/2021	2.88	0	0	0.25%	32.7%	12/31/2021	2.94	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.5%
2023	1.5%
2022	1.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund A Class - 06-771

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,028	$247,503	8,515
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$262,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,031	67,268	$3.90
Band 100	-	-	4.03
Band 75	-	-	4.16
Band 50	-	-	4.30
Band 25	-	-	4.44
Band 0	-	-	4.59
Total	$262,031	67,268

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,902
Mortality & expense charges			(2,910)
Net investment income (loss)			992

Gain (loss) on investments:
Net realized gain (loss)			3,010
Realized gain distributions			17,323
Net change in unrealized appreciation (depreciation)			13,218
Net gain (loss)			33,551

Increase (decrease) in net assets from operations			$34,543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$992	$796
Net realized gain (loss)		3,010	530
Realized gain distributions		17,323	15,976
Net change in unrealized appreciation (depreciation)		13,218	10,123

Increase (decrease) in net assets from operations		34,543	27,425

Contract owner transactions:
Proceeds from units sold		74,341	15,144
Cost of units redeemed		(53,581)	(89,052)
Account charges		(1,006)	(860)
Increase (decrease)		19,754	(74,768)
Net increase (decrease)		54,297	(47,343)
Net assets, beginning		207,734	255,077
Net assets, ending		$262,031	$207,734

Units sold		32,793	4,684
Units redeemed		(27,226)	(29,041)
Net increase (decrease)		5,567	(24,357)
Units outstanding, beginning		61,701	86,058
Units outstanding, ending		67,268	61,701

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,939,887
Cost of units redeemed/account charges			(15,219,717)
Net investment income (loss)			107,194
Net realized gain (loss)			459,976
Realized gain distributions			960,166
Net change in unrealized appreciation (depreciation)			14,525
Net assets			$262,031

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.90	67	$262	1.25%	15.7%	12/31/2025	$4.03	0	$0	1.00%	16.0%	12/31/2025	$4.16	0	$0	0.75%	16.3%
12/31/2024	3.37	62	208	1.25%	13.6%	12/31/2024	3.47	0	0	1.00%	13.9%	12/31/2024	3.58	0	0	0.75%	14.2%
12/31/2023	2.96	86	255	1.25%	10.8%	12/31/2023	3.05	0	0	1.00%	11.1%	12/31/2023	3.13	0	0	0.75%	11.4%
12/31/2022	2.67	68	181	1.25%	-0.4%	12/31/2022	2.74	0	0	1.00%	-0.2%	12/31/2022	2.81	0	0	0.75%	0.1%
12/31/2021	2.69	89	240	1.25%	31.7%	12/31/2021	2.75	0	0	1.00%	32.0%	12/31/2021	2.81	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.30	0	$0	0.50%	16.6%	12/31/2025	$4.44	0	$0	0.25%	16.9%	12/31/2025	$4.59	0	$0	0.00%	17.2%
12/31/2024	3.69	0	0	0.50%	14.4%	12/31/2024	3.80	0	0	0.25%	14.7%	12/31/2024	3.92	0	0	0.00%	15.0%
12/31/2023	3.22	0	0	0.50%	11.7%	12/31/2023	3.31	0	0	0.25%	12.0%	12/31/2023	3.41	0	0	0.00%	12.2%
12/31/2022	2.88	0	0	0.50%	0.3%	12/31/2022	2.96	0	0	0.25%	0.6%	12/31/2022	3.03	0	0	0.00%	0.8%
12/31/2021	2.88	0	0	0.50%	32.7%	12/31/2021	2.94	0	0	0.25%	33.0%	12/31/2021	3.01	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.5%
2023	1.6%
2022	1.6%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund Investor Class - 06-817

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,795,327	$1,830,335	98,247
Receivables: investments sold	1,617
Payables: investments purchased	-
Net assets	$1,796,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,796,944	564,318	$3.18
Band 100	-	-	3.30
Band 75	-	-	3.43
Band 50	-	-	3.55
Band 25	-	-	3.69
Band 0	-	-	3.83
Total	$1,796,944	564,318

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$37,005
Mortality & expense charges			(31,946)
Net investment income (loss)			5,059

Gain (loss) on investments:
Net realized gain (loss)			6,796
Realized gain distributions			239,488
Net change in unrealized appreciation (depreciation)			87,794
Net gain (loss)			334,078

Increase (decrease) in net assets from operations			$339,137

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,059	$10,490
Net realized gain (loss)		6,796	40,614
Realized gain distributions		239,488	239,364
Net change in unrealized appreciation (depreciation)		87,794	11,336

Increase (decrease) in net assets from operations		339,137	301,804

Contract owner transactions:
Proceeds from units sold		289,796	380,876
Cost of units redeemed		(1,394,528)	(739,626)
Account charges		(1,559)	(1,839)
Increase (decrease)		(1,106,291)	(360,589)
Net increase (decrease)		(767,154)	(58,785)
Net assets, beginning		2,564,098	2,622,883
Net assets, ending		$1,796,944	$2,564,098

Units sold		124,716	141,106
Units redeemed		(479,568)	(273,510)
Net increase (decrease)		(354,852)	(132,404)
Units outstanding, beginning		919,170	1,051,574
Units outstanding, ending		564,318	919,170

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$71,064,710
Cost of units redeemed/account charges			(83,520,136)
Net investment income (loss)			1,741,418
Net realized gain (loss)			5,409,181
Realized gain distributions			7,136,779
Net change in unrealized appreciation (depreciation)			(35,008)
Net assets			$1,796,944

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.18	564	$1,797	1.25%	14.1%	12/31/2025	$3.30	0	$0	1.00%	14.4%	12/31/2025	$3.43	0	$0	0.75%	14.7%
12/31/2024	2.79	919	2,564	1.25%	11.8%	12/31/2024	2.89	0	0	1.00%	12.1%	12/31/2024	2.99	0	0	0.75%	12.4%
12/31/2023	2.49	1,052	2,623	1.25%	7.5%	12/31/2023	2.57	0	0	1.00%	7.8%	12/31/2023	2.66	0	0	0.75%	8.0%
12/31/2022	2.32	1,905	4,419	1.25%	-2.8%	12/31/2022	2.39	0	0	1.00%	-2.5%	12/31/2022	2.46	0	0	0.75%	-2.3%
12/31/2021	2.39	4,400	10,501	1.25%	17.6%	12/31/2021	2.45	0	0	1.00%	17.9%	12/31/2021	2.52	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.55	0	$0	0.50%	15.0%	12/31/2025	$3.69	0	$0	0.25%	15.3%	12/31/2025	$3.83	0	$0	0.00%	15.6%
12/31/2024	3.09	0	0	0.50%	12.7%	12/31/2024	3.20	0	0	0.25%	13.0%	12/31/2024	3.31	0	0	0.00%	13.3%
12/31/2023	2.74	0	0	0.50%	8.3%	12/31/2023	2.83	0	0	0.25%	8.6%	12/31/2023	2.92	0	0	0.00%	8.9%
12/31/2022	2.53	0	0	0.50%	-2.1%	12/31/2022	2.61	0	0	0.25%	-1.8%	12/31/2022	2.68	0	0	0.00%	-1.6%
12/31/2021	2.59	0	0	0.50%	18.4%	12/31/2021	2.66	0	0	0.25%	18.7%	12/31/2021	2.73	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.7%
2023	1.6%
2022	1.6%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund A Class - 06-816

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,110,817	$2,124,473	115,260
Receivables: investments sold	-
Payables: investments purchased	(1,542)
Net assets	$2,109,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,700,913	538,941	$3.16
Band 100	408,362	124,726	3.27
Band 75	-	-	3.40
Band 50	-	-	3.52
Band 25	-	-	3.65
Band 0	-	-	3.79
Total	$2,109,275	663,667

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,283
Mortality & expense charges			(26,269)
Net investment income (loss)			2,014

Gain (loss) on investments:
Net realized gain (loss)			17,106
Realized gain distributions			211,166
Net change in unrealized appreciation (depreciation)			67,134
Net gain (loss)			295,406

Increase (decrease) in net assets from operations			$297,420

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,014	$7,750
Net realized gain (loss)		17,106	47,875
Realized gain distributions		211,166	224,308
Net change in unrealized appreciation (depreciation)		67,134	43,448

Increase (decrease) in net assets from operations		297,420	323,381

Contract owner transactions:
Proceeds from units sold		197,382	386,059
Cost of units redeemed		(778,146)	(1,342,321)
Account charges		(1,949)	(2,037)
Increase (decrease)		(582,713)	(958,299)
Net increase (decrease)		(285,293)	(634,918)
Net assets, beginning		2,394,568	3,029,486
Net assets, ending		$2,109,275	$2,394,568

Units sold		67,954	145,826
Units redeemed		(263,934)	(503,355)
Net increase (decrease)		(195,980)	(357,529)
Units outstanding, beginning		859,647	1,217,176
Units outstanding, ending		663,667	859,647

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,630,793
Cost of units redeemed/account charges			(37,592,747)
Net investment income (loss)			540,716
Net realized gain (loss)			2,511,424
Realized gain distributions			3,032,745
Net change in unrealized appreciation (depreciation)			(13,656)
Net assets			$2,109,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	539	$1,701	1.25%	14.0%	12/31/2025	$3.27	125	$408	1.00%	14.3%	12/31/2025	$3.40	0	$0	0.75%	14.6%
12/31/2024	2.77	701	1,941	1.25%	11.7%	12/31/2024	2.86	158	453	1.00%	12.0%	12/31/2024	2.96	0	0	0.75%	12.3%
12/31/2023	2.48	1,041	2,579	1.25%	7.4%	12/31/2023	2.56	176	451	1.00%	7.7%	12/31/2023	2.64	0	0	0.75%	8.0%
12/31/2022	2.31	1,409	3,250	1.25%	-2.8%	12/31/2022	2.37	206	489	1.00%	-2.6%	12/31/2022	2.45	0	0	0.75%	-2.4%
12/31/2021	2.37	1,532	3,638	1.25%	17.5%	12/31/2021	2.44	248	606	1.00%	17.7%	12/31/2021	2.50	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.52	0	$0	0.50%	14.9%	12/31/2025	$3.65	0	$0	0.25%	15.2%	12/31/2025	$3.79	0	$0	0.00%	15.5%
12/31/2024	3.07	0	0	0.50%	12.6%	12/31/2024	3.17	0	0	0.25%	12.9%	12/31/2024	3.28	0	0	0.00%	13.1%
12/31/2023	2.72	0	0	0.50%	8.2%	12/31/2023	2.81	0	0	0.25%	8.5%	12/31/2023	2.90	0	0	0.00%	8.8%
12/31/2022	2.52	0	0	0.50%	-2.1%	12/31/2022	2.59	0	0	0.25%	-1.9%	12/31/2022	2.67	0	0	0.00%	-1.6%
12/31/2021	2.57	0	0	0.50%	18.3%	12/31/2021	2.64	0	0	0.25%	18.6%	12/31/2021	2.71	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.6%
2023	1.7%
2022	1.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund Investor Class - 06-810

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,292	$139,047	4,461
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$139,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,299	53,187	$2.62
Band 100	-	-	2.77
Band 75	-	-	2.93
Band 50	-	-	3.09
Band 25	-	-	3.27
Band 0	-	-	3.57
Total	$139,299	53,187

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,024
Mortality & expense charges			(7,164)
Net investment income (loss)			(4,140)

Gain (loss) on investments:
Net realized gain (loss)			112,915
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,834)
Net gain (loss)			91,081

Increase (decrease) in net assets from operations			$86,941

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,140)	$12,886
Net realized gain (loss)		112,915	52,059
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,834)	(44,778)

Increase (decrease) in net assets from operations		86,941	20,167

Contract owner transactions:
Proceeds from units sold		554,030	190,061
Cost of units redeemed		(1,037,285)	(253,609)
Account charges		(14)	(85)
Increase (decrease)		(483,269)	(63,633)
Net increase (decrease)		(396,328)	(43,466)
Net assets, beginning		535,627	579,093
Net assets, ending		$139,299	$535,627

Units sold		216,865	107,116
Units redeemed		(390,597)	(137,236)
Net increase (decrease)		(173,732)	(30,120)
Units outstanding, beginning		226,919	257,039
Units outstanding, ending		53,187	226,919

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,655,442
Cost of units redeemed/account charges			(11,228,453)
Net investment income (loss)			(161,693)
Net realized gain (loss)			(892,725)
Realized gain distributions			766,483
Net change in unrealized appreciation (depreciation)			245
Net assets			$139,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	53	$139	1.25%	11.0%	12/31/2025	$2.77	0	$0	1.00%	11.2%	12/31/2025	$2.93	0	$0	0.75%	11.5%
12/31/2024	2.36	227	536	1.25%	4.8%	12/31/2024	2.49	0	0	1.00%	5.0%	12/31/2024	2.63	0	0	0.75%	5.3%
12/31/2023	2.25	257	579	1.25%	-0.9%	12/31/2023	2.37	0	0	1.00%	-0.7%	12/31/2023	2.49	0	0	0.75%	-0.5%
12/31/2022	2.27	357	812	1.25%	51.0%	12/31/2022	2.39	0	0	1.00%	51.4%	12/31/2022	2.50	0	0	0.75%	51.7%
12/31/2021	1.51	373	562	1.25%	54.0%	12/31/2021	1.58	0	0	1.00%	54.4%	12/31/2021	1.65	0	0	0.75%	54.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.09	0	$0	0.50%	11.8%	12/31/2025	$3.27	0	$0	0.25%	12.1%	12/31/2025	$3.57	0	$0	0.00%	12.4%
12/31/2024	2.77	0	0	0.50%	5.6%	12/31/2024	2.92	0	0	0.25%	5.8%	12/31/2024	3.18	0	0	0.00%	6.1%
12/31/2023	2.62	0	0	0.50%	-0.2%	12/31/2023	2.76	0	0	0.25%	0.0%	12/31/2023	2.99	0	0	0.00%	0.3%
12/31/2022	2.63	0	0	0.50%	52.1%	12/31/2022	2.76	0	0	0.25%	52.5%	12/31/2022	2.99	0	0	0.00%	52.9%
12/31/2021	1.73	0	0	0.50%	55.2%	12/31/2021	1.81	0	0	0.25%	55.6%	12/31/2021	1.95	0	0	0.00%	56.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	3.7%
2023	1.8%
2022	1.0%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund A Class - 06-835

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$449,886	$348,804	14,347
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$450,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,660	140,759	$3.14
Band 100	7,431	2,235	3.32
Band 75	-	-	3.52
Band 50	-	-	3.72
Band 25	-	-	3.93
Band 0	-	-	4.18
Total	$450,091	142,994

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,734
Mortality & expense charges			(7,508)
Net investment income (loss)			2,226

Gain (loss) on investments:
Net realized gain (loss)			53,186
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,049
Net gain (loss)			54,235

Increase (decrease) in net assets from operations			$56,461

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,226	$19,429
Net realized gain (loss)		53,186	19,464
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,049	(7,763)

Increase (decrease) in net assets from operations		56,461	31,130

Contract owner transactions:
Proceeds from units sold		23,435	78,422
Cost of units redeemed		(394,529)	(133,454)
Account charges		(110)	(264)
Increase (decrease)		(371,204)	(55,296)
Net increase (decrease)		(314,743)	(24,166)
Net assets, beginning		764,834	789,000
Net assets, ending		$450,091	$764,834

Units sold		7,926	26,535
Units redeemed		(134,681)	(48,230)
Net increase (decrease)		(126,755)	(21,695)
Units outstanding, beginning		269,749	291,444
Units outstanding, ending		142,994	269,749

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,161,150
Cost of units redeemed/account charges			(13,922,051)
Net investment income (loss)			(206,681)
Net realized gain (loss)			(1,334,142)
Realized gain distributions			650,733
Net change in unrealized appreciation (depreciation)			101,082
Net assets			$450,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.14	141	$443	1.25%	11.0%	12/31/2025	$3.32	2	$7	1.00%	11.2%	12/31/2025	$3.52	0	$0	0.75%	11.5%
12/31/2024	2.83	267	757	1.25%	4.8%	12/31/2024	2.99	2	7	1.00%	5.0%	12/31/2024	3.15	0	0	0.75%	5.3%
12/31/2023	2.70	286	774	1.25%	-1.0%	12/31/2023	2.85	5	15	1.00%	-0.7%	12/31/2023	2.99	0	0	0.75%	-0.5%
12/31/2022	2.73	405	1,108	1.25%	51.0%	12/31/2022	2.87	13	37	1.00%	51.4%	12/31/2022	3.01	0	0	0.75%	51.8%
12/31/2021	1.81	348	630	1.25%	54.0%	12/31/2021	1.89	24	46	1.00%	54.4%	12/31/2021	1.98	0	0	0.75%	54.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	0	$0	0.50%	11.8%	12/31/2025	$3.93	0	$0	0.25%	12.1%	12/31/2025	$4.18	0	$0	0.00%	12.4%
12/31/2024	3.32	0	0	0.50%	5.6%	12/31/2024	3.51	0	0	0.25%	5.8%	12/31/2024	3.72	0	0	0.00%	6.1%
12/31/2023	3.15	0	0	0.50%	-0.2%	12/31/2023	3.31	0	0	0.25%	0.0%	12/31/2023	3.50	0	0	0.00%	0.3%
12/31/2022	3.16	0	0	0.50%	52.2%	12/31/2022	3.31	0	0	0.25%	52.5%	12/31/2022	3.50	0	0	0.00%	52.9%
12/31/2021	2.07	0	0	0.50%	55.2%	12/31/2021	2.17	0	0	0.25%	55.6%	12/31/2021	2.29	0	0	0.00%	56.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.8%
2023	1.7%
2022	1.1%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG Y Class - 06-055

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$107,163	$115,233	16,632
Receivables: investments sold	286
Payables: investments purchased	-
Net assets	$107,449

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$107,449	76,862	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.48
Band 50	-	-	1.52
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$107,449	76,862

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,405
Mortality & expense charges			(1,288)
Net investment income (loss)			7,117

Gain (loss) on investments:
Net realized gain (loss)			(249)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,335)
Net gain (loss)			(3,584)

Increase (decrease) in net assets from operations			$3,533

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,117	$7,563
Net realized gain (loss)		(249)	(194)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,335)	(1,477)

Increase (decrease) in net assets from operations		3,533	5,892

Contract owner transactions:
Proceeds from units sold		7,156	6,940
Cost of units redeemed		(2,554)	(333)
Account charges		(20)	(18)
Increase (decrease)		4,582	6,589
Net increase (decrease)		8,115	12,481
Net assets, beginning		99,334	86,853
Net assets, ending		$107,449	$99,334

Units sold		5,238	5,266
Units redeemed		(1,906)	(247)
Net increase (decrease)		3,332	5,019
Units outstanding, beginning		73,530	68,511
Units outstanding, ending		76,862	73,530

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$584,982
Cost of units redeemed/account charges			(504,217)
Net investment income (loss)			54,248
Net realized gain (loss)			(19,494)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,070)
Net assets			$107,449

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	77	$107	1.25%	3.5%	12/31/2025	$1.44	0	$0	1.00%	3.7%	12/31/2025	$1.48	0	$0	0.75%	4.0%
12/31/2024	1.35	74	99	1.25%	6.6%	12/31/2024	1.39	0	0	1.00%	6.8%	12/31/2024	1.42	0	0	0.75%	7.1%
12/31/2023	1.27	69	87	1.25%	10.4%	12/31/2023	1.30	0	0	1.00%	10.6%	12/31/2023	1.33	0	0	0.75%	10.9%
12/31/2022	1.15	215	247	1.25%	-3.4%	12/31/2022	1.17	0	0	1.00%	-3.1%	12/31/2022	1.20	0	0	0.75%	-2.9%
12/31/2021	1.19	68	81	1.25%	5.1%	12/31/2021	1.21	0	0	1.00%	5.4%	12/31/2021	1.23	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	4.3%	12/31/2025	$1.57	0	$0	0.25%	4.5%	12/31/2025	$1.61	0	$0	0.00%	4.8%
12/31/2024	1.46	0	0	0.50%	7.4%	12/31/2024	1.50	0	0	0.25%	7.6%	12/31/2024	1.54	0	0	0.00%	7.9%
12/31/2023	1.36	0	0	0.50%	11.2%	12/31/2023	1.39	0	0	0.25%	11.5%	12/31/2023	1.43	0	0	0.00%	11.8%
12/31/2022	1.22	0	0	0.50%	-2.6%	12/31/2022	1.25	0	0	0.25%	-2.4%	12/31/2022	1.28	0	0	0.00%	-2.2%
12/31/2021	1.26	0	0	0.50%	5.9%	12/31/2021	1.28	0	0	0.25%	6.2%	12/31/2021	1.31	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.1%
2024	9.4%
2023	8.2%
2022	10.0%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R Class - 06-595

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$477,558	$606,808	20,882
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$477,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$339,669	70,553	$4.81
Band 100	137,910	27,095	5.09
Band 75	-	-	5.38
Band 50	-	-	5.69
Band 25	-	-	6.01
Band 0	-	-	6.36
Total	$477,579	97,648

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,293)
Net investment income (loss)			(6,293)

Gain (loss) on investments:
Net realized gain (loss)			(22,277)
Realized gain distributions			54,553
Net change in unrealized appreciation (depreciation)			(4,057)
Net gain (loss)			28,219

Increase (decrease) in net assets from operations			$21,926

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,293)	$(8,896)
Net realized gain (loss)		(22,277)	(104,880)
Realized gain distributions		54,553	-
Net change in unrealized appreciation (depreciation)		(4,057)	211,448

Increase (decrease) in net assets from operations		21,926	97,672

Contract owner transactions:
Proceeds from units sold		30,687	58,752
Cost of units redeemed		(168,701)	(398,755)
Account charges		(215)	(246)
Increase (decrease)		(138,229)	(340,249)
Net increase (decrease)		(116,303)	(242,577)
Net assets, beginning		593,882	836,459
Net assets, ending		$477,579	$593,882

Units sold		7,078	13,464
Units redeemed		(36,027)	(91,365)
Net increase (decrease)		(28,949)	(77,901)
Units outstanding, beginning		126,597	204,498
Units outstanding, ending		97,648	126,597

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,473,309
Cost of units redeemed/account charges			(17,788,452)
Net investment income (loss)			(382,656)
Net realized gain (loss)			(167,886)
Realized gain distributions			3,472,514
Net change in unrealized appreciation (depreciation)			(129,250)
Net assets			$477,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.81	71	$340	1.25%	4.1%	12/31/2025	$5.09	27	$138	1.00%	4.4%	12/31/2025	$5.38	0	$0	0.75%	4.6%
12/31/2024	4.62	93	429	1.25%	14.4%	12/31/2024	4.88	34	165	1.00%	14.7%	12/31/2024	5.14	0	0	0.75%	15.0%
12/31/2023	4.04	156	631	1.25%	11.0%	12/31/2023	4.25	48	206	1.00%	11.3%	12/31/2023	4.47	0	0	0.75%	11.6%
12/31/2022	3.64	219	797	1.25%	-36.6%	12/31/2022	3.82	51	195	1.00%	-36.4%	12/31/2022	4.01	0	0	0.75%	-36.3%
12/31/2021	5.74	279	1,603	1.25%	5.7%	12/31/2021	6.01	59	357	1.00%	6.0%	12/31/2021	6.29	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.69	0	$0	0.50%	4.9%	12/31/2025	$6.01	0	$0	0.25%	5.2%	12/31/2025	$6.36	0	$0	0.00%	5.4%
12/31/2024	5.42	0	0	0.50%	15.3%	12/31/2024	5.72	0	0	0.25%	15.6%	12/31/2024	6.03	0	0	0.00%	15.9%
12/31/2023	4.70	0	0	0.50%	11.9%	12/31/2023	4.95	0	0	0.25%	12.2%	12/31/2023	5.21	0	0	0.00%	12.4%
12/31/2022	4.20	0	0	0.50%	-36.1%	12/31/2022	4.41	0	0	0.25%	-36.0%	12/31/2022	4.63	0	0	0.00%	-35.8%
12/31/2021	6.58	0	0	0.50%	6.5%	12/31/2021	6.89	0	0	0.25%	6.8%	12/31/2021	7.21	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG A Class - 06-071

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.40
Band 75	-	-	1.44
Band 50	-	-	1.48
Band 25	-	-	1.52
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$168
Mortality & expense charges			(27)
Net investment income (loss)			141

Gain (loss) on investments:
Net realized gain (loss)			(68)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(68)

Increase (decrease) in net assets from operations			$73

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$141	$17
Net realized gain (loss)		(68)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		73	17

Contract owner transactions:
Proceeds from units sold		273	2,032
Cost of units redeemed		(2,389)	-
Account charges		(5)	(1)
Increase (decrease)		(2,121)	2,031
Net increase (decrease)		(2,048)	2,048
Net assets, beginning		2,048	-
Net assets, ending		$-	$2,048

Units sold		210	1,558
Units redeemed		(1,767)	(1)
Net increase (decrease)		(1,557)	1,557
Units outstanding, beginning		1,557	-
Units outstanding, ending		-	1,557

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,305
Cost of units redeemed/account charges			(2,395)
Net investment income (loss)			158
Net realized gain (loss)			(68)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	1.25%	3.2%	12/31/2025	$1.40	0	$0	1.00%	3.5%	12/31/2025	$1.44	0	$0	0.75%	3.7%
12/31/2024	1.32	2	2	1.25%	6.3%	12/31/2024	1.35	0	0	1.00%	6.6%	12/31/2024	1.39	0	0	0.75%	6.8%
12/31/2023	1.24	0	0	1.25%	10.2%	12/31/2023	1.27	0	0	1.00%	10.4%	12/31/2023	1.30	0	0	0.75%	10.7%
12/31/2022	1.12	0	0	1.25%	-3.6%	12/31/2022	1.15	0	0	1.00%	-3.4%	12/31/2022	1.17	0	0	0.75%	-3.1%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.21	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	4.0%	12/31/2025	$1.52	0	$0	0.25%	4.3%	12/31/2025	$1.57	0	$0	0.00%	4.5%
12/31/2024	1.42	0	0	0.50%	7.1%	12/31/2024	1.46	0	0	0.25%	7.4%	12/31/2024	1.50	0	0	0.00%	7.6%
12/31/2023	1.33	0	0	0.50%	11.0%	12/31/2023	1.36	0	0	0.25%	11.3%	12/31/2023	1.39	0	0	0.00%	11.5%
12/31/2022	1.20	0	0	0.50%	-2.9%	12/31/2022	1.22	0	0	0.25%	-2.6%	12/31/2022	1.25	0	0	0.00%	-2.4%
12/31/2021	1.23	0	0	0.50%	5.7%	12/31/2021	1.26	0	0	0.25%	5.9%	12/31/2021	1.28	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	16.4%
2024	1.9%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund A Class - 06-320

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$734,820	$721,384	26,284
Receivables: investments sold	8,257
Payables: investments purchased	-
Net assets	$743,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$743,077	144,871	$5.13
Band 100	-	-	5.42
Band 75	-	-	5.73
Band 50	-	-	6.06
Band 25	-	-	6.41
Band 0	-	-	6.89
Total	$743,077	144,871

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(44,833)
Net investment income (loss)			(44,833)

Gain (loss) on investments:
Net realized gain (loss)			(246,185)
Realized gain distributions			69,630
Net change in unrealized appreciation (depreciation)			492,499
Net gain (loss)			315,944

Increase (decrease) in net assets from operations			$271,111

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,833)	$(48,364)
Net realized gain (loss)		(246,185)	(176,341)
Realized gain distributions		69,630	-
Net change in unrealized appreciation (depreciation)		492,499	741,312

Increase (decrease) in net assets from operations		271,111	516,607

Contract owner transactions:
Proceeds from units sold		886,810	869,127
Cost of units redeemed		(4,571,266)	(625,441)
Account charges		(688)	(624)
Increase (decrease)		(3,685,144)	243,062
Net increase (decrease)		(3,414,033)	759,669
Net assets, beginning		4,157,110	3,397,441
Net assets, ending		$743,077	$4,157,110

Units sold		190,963	188,604
Units redeemed		(892,043)	(135,905)
Net increase (decrease)		(701,080)	52,699
Units outstanding, beginning		845,951	793,252
Units outstanding, ending		144,871	845,951

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,607,207
Cost of units redeemed/account charges			(40,566,093)
Net investment income (loss)			(933,838)
Net realized gain (loss)			(1,606,586)
Realized gain distributions			7,228,951
Net change in unrealized appreciation (depreciation)			13,436
Net assets			$743,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.13	145	$743	1.25%	4.4%	12/31/2025	$5.42	0	$0	1.00%	4.6%	12/31/2025	$5.73	0	$0	0.75%	4.9%
12/31/2024	4.91	846	4,157	1.25%	14.7%	12/31/2024	5.18	0	0	1.00%	15.0%	12/31/2024	5.47	0	0	0.75%	15.3%
12/31/2023	4.28	793	3,397	1.25%	11.3%	12/31/2023	4.51	0	0	1.00%	11.5%	12/31/2023	4.74	0	0	0.75%	11.8%
12/31/2022	3.85	923	3,555	1.25%	-36.4%	12/31/2022	4.04	0	0	1.00%	-36.2%	12/31/2022	4.24	0	0	0.75%	-36.1%
12/31/2021	6.05	901	5,450	1.25%	6.0%	12/31/2021	6.33	0	0	1.00%	6.3%	12/31/2021	6.63	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.06	0	$0	0.50%	5.2%	12/31/2025	$6.41	0	$0	0.25%	5.4%	12/31/2025	$6.89	0	$0	0.00%	5.7%
12/31/2024	5.76	0	0	0.50%	15.6%	12/31/2024	6.08	0	0	0.25%	15.9%	12/31/2024	6.52	0	0	0.00%	16.2%
12/31/2023	4.99	0	0	0.50%	12.1%	12/31/2023	5.24	0	0	0.25%	12.4%	12/31/2023	5.61	0	0	0.00%	12.7%
12/31/2022	4.45	0	0	0.50%	-35.9%	12/31/2022	4.67	0	0	0.25%	-35.8%	12/31/2022	4.98	0	0	0.00%	-35.6%
12/31/2021	6.94	0	0	0.50%	6.8%	12/31/2021	7.26	0	0	0.25%	7.1%	12/31/2021	7.73	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund A Class - 06-845

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$336,577	$325,926	8,688
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$336,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,908	50,629	$4.88
Band 100	89,704	17,399	5.16
Band 75	-	-	5.45
Band 50	-	-	5.76
Band 25	-	-	6.09
Band 0	-	-	6.48
Total	$336,612	68,028

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,695)
Net investment income (loss)			(3,695)

Gain (loss) on investments:
Net realized gain (loss)			(705)
Realized gain distributions			18,102
Net change in unrealized appreciation (depreciation)			27,871
Net gain (loss)			45,268

Increase (decrease) in net assets from operations			$41,573

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,695)	$(4,170)
Net realized gain (loss)		(705)	6,869
Realized gain distributions		18,102	14,669
Net change in unrealized appreciation (depreciation)		27,871	(2,829)

Increase (decrease) in net assets from operations		41,573	14,539

Contract owner transactions:
Proceeds from units sold		5,022	16,187
Cost of units redeemed		(7,821)	(71,333)
Account charges		(23)	(29)
Increase (decrease)		(2,822)	(55,175)
Net increase (decrease)		38,751	(40,636)
Net assets, beginning		297,861	338,497
Net assets, ending		$336,612	$297,861

Units sold		1,115	3,569
Units redeemed		(1,787)	(14,763)
Net increase (decrease)		(672)	(11,194)
Units outstanding, beginning		68,700	79,894
Units outstanding, ending		68,028	68,700

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,916,806
Cost of units redeemed/account charges			(4,410,035)
Net investment income (loss)			(115,283)
Net realized gain (loss)			151,134
Realized gain distributions			783,339
Net change in unrealized appreciation (depreciation)			10,651
Net assets			$336,612

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.88	51	$247	1.25%	14.1%	12/31/2025	$5.16	17	$90	1.00%	14.3%	12/31/2025	$5.45	0	$0	0.75%	14.6%
12/31/2024	4.28	51	218	1.25%	2.7%	12/31/2024	4.51	18	79	1.00%	2.9%	12/31/2024	4.76	0	0	0.75%	3.2%
12/31/2023	4.16	53	221	1.25%	1.8%	12/31/2023	4.38	27	117	1.00%	2.0%	12/31/2023	4.61	0	0	0.75%	2.3%
12/31/2022	4.09	66	270	1.25%	-14.6%	12/31/2022	4.29	27	116	1.00%	-14.4%	12/31/2022	4.51	0	0	0.75%	-14.2%
12/31/2021	4.79	93	445	1.25%	10.8%	12/31/2021	5.02	28	142	1.00%	11.1%	12/31/2021	5.25	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.76	0	$0	0.50%	14.9%	12/31/2025	$6.09	0	$0	0.25%	15.2%	12/31/2025	$6.48	0	$0	0.00%	15.5%
12/31/2024	5.01	0	0	0.50%	3.5%	12/31/2024	5.29	0	0	0.25%	3.7%	12/31/2024	5.61	0	0	0.00%	4.0%
12/31/2023	4.85	0	0	0.50%	2.5%	12/31/2023	5.10	0	0	0.25%	2.8%	12/31/2023	5.40	0	0	0.00%	3.0%
12/31/2022	4.73	0	0	0.50%	-14.0%	12/31/2022	4.96	0	0	0.25%	-13.7%	12/31/2022	5.24	0	0	0.00%	-13.5%
12/31/2021	5.49	0	0	0.50%	11.6%	12/31/2021	5.75	0	0	0.25%	11.9%	12/31/2021	6.05	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund A Class - 06-855

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$898,705	$877,740	15,394
Receivables: investments sold	-
Payables: investments purchased	(2,576)
Net assets	$896,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$545,417	58,612	$9.31
Band 100	350,712	35,650	9.84
Band 75	-	-	10.40
Band 50	-	-	11.00
Band 25	-	-	11.62
Band 0	-	-	12.36
Total	$896,129	94,262

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,720)
Net investment income (loss)			(8,720)

Gain (loss) on investments:
Net realized gain (loss)			7,277
Realized gain distributions			188,455
Net change in unrealized appreciation (depreciation)			(57,257)
Net gain (loss)			138,475

Increase (decrease) in net assets from operations			$129,755

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,720)	$(6,676)
Net realized gain (loss)		7,277	10,898
Realized gain distributions		188,455	86,115
Net change in unrealized appreciation (depreciation)		(57,257)	55,577

Increase (decrease) in net assets from operations		129,755	145,914

Contract owner transactions:
Proceeds from units sold		126,487	274,285
Cost of units redeemed		(71,684)	(44,572)
Account charges		(35)	(32)
Increase (decrease)		54,768	229,681
Net increase (decrease)		184,523	375,595
Net assets, beginning		711,606	336,011
Net assets, ending		$896,129	$711,606

Units sold		14,262	38,823
Units redeemed		(8,791)	(6,471)
Net increase (decrease)		5,471	32,352
Units outstanding, beginning		88,791	56,439
Units outstanding, ending		94,262	88,791

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,969,963
Cost of units redeemed/account charges			(1,823,150)
Net investment income (loss)			(66,810)
Net realized gain (loss)			212,107
Realized gain distributions			583,054
Net change in unrealized appreciation (depreciation)			20,965
Net assets			$896,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.31	59	$545	1.25%	18.3%	12/31/2025	$9.84	36	$351	1.00%	18.6%	12/31/2025	$10.40	0	$0	0.75%	18.9%
12/31/2024	7.86	58	453	1.25%	32.4%	12/31/2024	8.29	31	259	1.00%	32.8%	12/31/2024	8.75	0	0	0.75%	33.1%
12/31/2023	5.94	54	318	1.25%	45.4%	12/31/2023	6.25	3	18	1.00%	45.8%	12/31/2023	6.57	0	0	0.75%	46.1%
12/31/2022	4.08	65	267	1.25%	-40.8%	12/31/2022	4.29	3	12	1.00%	-40.6%	12/31/2022	4.50	0	0	0.75%	-40.5%
12/31/2021	6.89	66	456	1.25%	12.7%	12/31/2021	7.22	2	11	1.00%	13.0%	12/31/2021	7.55	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$11.00	0	$0	0.50%	19.2%	12/31/2025	$11.62	0	$0	0.25%	19.5%	12/31/2025	$12.36	0	$0	0.00%	19.8%
12/31/2024	9.22	0	0	0.50%	33.4%	12/31/2024	9.73	0	0	0.25%	33.8%	12/31/2024	10.32	0	0	0.00%	34.1%
12/31/2023	6.91	0	0	0.50%	46.5%	12/31/2023	7.27	0	0	0.25%	46.9%	12/31/2023	7.69	0	0	0.00%	47.2%
12/31/2022	4.72	0	0	0.50%	-40.3%	12/31/2022	4.95	0	0	0.25%	-40.2%	12/31/2022	5.22	0	0	0.00%	-40.0%
12/31/2021	7.90	0	0	0.50%	13.5%	12/31/2021	8.27	0	0	0.25%	13.8%	12/31/2021	8.71	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund Investor Class - 06-815

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$303	$282	7
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303	74	$4.12
Band 100	-	-	4.36
Band 75	-	-	4.61
Band 50	-	-	4.87
Band 25	-	-	5.15
Band 0	-	-	5.62
Total	$303	74

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(83)
Net investment income (loss)			(83)

Gain (loss) on investments:
Net realized gain (loss)			(1,004)
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			2,844
Net gain (loss)			1,855

Increase (decrease) in net assets from operations			$1,772

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(83)	$(728)
Net realized gain (loss)		(1,004)	74
Realized gain distributions		15	2,749
Net change in unrealized appreciation (depreciation)		2,844	(953)

Increase (decrease) in net assets from operations		1,772	1,142

Contract owner transactions:
Proceeds from units sold		1,282	3,670
Cost of units redeemed		(58,608)	(83)
Account charges		(35)	(17)
Increase (decrease)		(57,361)	3,570
Net increase (decrease)		(55,589)	4,712
Net assets, beginning		55,892	51,180
Net assets, ending		$303	$55,892

Units sold		346	950
Units redeemed		(15,738)	(25)
Net increase (decrease)		(15,392)	925
Units outstanding, beginning		15,466	14,541
Units outstanding, ending		74	15,466

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,980,216
Cost of units redeemed/account charges			(7,773,384)
Net investment income (loss)			(82,903)
Net realized gain (loss)			309,874
Realized gain distributions			566,479
Net change in unrealized appreciation (depreciation)			21
Net assets			$303

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.12	0	$0	1.25%	14.1%	12/31/2025	$4.36	0	$0	1.00%	14.3%	12/31/2025	$4.61	0	$0	0.75%	14.6%
12/31/2024	3.61	15	56	1.25%	2.7%	12/31/2024	3.81	0	0	1.00%	2.9%	12/31/2024	4.02	0	0	0.75%	3.2%
12/31/2023	3.52	15	51	1.25%	1.8%	12/31/2023	3.70	0	0	1.00%	2.0%	12/31/2023	3.89	0	0	0.75%	2.3%
12/31/2022	3.46	15	50	1.25%	-14.6%	12/31/2022	3.63	0	0	1.00%	-14.4%	12/31/2022	3.81	0	0	0.75%	-14.2%
12/31/2021	4.05	19	78	1.25%	10.8%	12/31/2021	4.24	0	0	1.00%	11.1%	12/31/2021	4.44	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.87	0	$0	0.50%	14.9%	12/31/2025	$5.15	0	$0	0.25%	15.2%	12/31/2025	$5.62	0	$0	0.00%	15.5%
12/31/2024	4.24	0	0	0.50%	3.4%	12/31/2024	4.47	0	0	0.25%	3.7%	12/31/2024	4.86	0	0	0.00%	4.0%
12/31/2023	4.10	0	0	0.50%	2.5%	12/31/2023	4.31	0	0	0.25%	2.8%	12/31/2023	4.68	0	0	0.00%	3.0%
12/31/2022	4.00	0	0	0.50%	-14.0%	12/31/2022	4.19	0	0	0.25%	-13.7%	12/31/2022	4.54	0	0	0.00%	-13.5%
12/31/2021	4.64	0	0	0.50%	11.6%	12/31/2021	4.86	0	0	0.25%	11.9%	12/31/2021	5.25	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund R Class - 06-813

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$488,747	$385,069	21,354
Receivables: investments sold	-
Payables: investments purchased	(575)
Net assets	$488,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$417,277	100,443	$4.15
Band 100	70,895	16,453	4.31
Band 75	-	-	4.47
Band 50	-	-	4.64
Band 25	-	-	4.81
Band 0	-	-	4.99
Total	$488,172	116,896

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,056)
Net investment income (loss)			(5,056)

Gain (loss) on investments:
Net realized gain (loss)			6,065
Realized gain distributions			45,865
Net change in unrealized appreciation (depreciation)			24,814
Net gain (loss)			76,744

Increase (decrease) in net assets from operations			$71,688

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,056)	$(2,184)
Net realized gain (loss)		6,065	3,315
Realized gain distributions		45,865	24,158
Net change in unrealized appreciation (depreciation)		24,814	43,263

Increase (decrease) in net assets from operations		71,688	68,552

Contract owner transactions:
Proceeds from units sold		109,553	120,794
Cost of units redeemed		(35,177)	(18,003)
Account charges		(97)	(22)
Increase (decrease)		74,279	102,769
Net increase (decrease)		145,967	171,321
Net assets, beginning		342,205	170,884
Net assets, ending		$488,172	$342,205

Units sold		29,824	41,258
Units redeemed		(9,815)	(6,145)
Net increase (decrease)		20,009	35,113
Units outstanding, beginning		96,887	61,774
Units outstanding, ending		116,896	96,887

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$725,453
Cost of units redeemed/account charges			(490,641)
Net investment income (loss)			(21,336)
Net realized gain (loss)			16,338
Realized gain distributions			154,680
Net change in unrealized appreciation (depreciation)			103,678
Net assets			$488,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.15	100	$417	1.25%	18.4%	12/31/2025	$4.31	16	$71	1.00%	18.7%	12/31/2025	$4.47	0	$0	0.75%	19.0%
12/31/2024	3.51	79	276	1.25%	28.1%	12/31/2024	3.63	18	66	1.00%	28.4%	12/31/2024	3.76	0	0	0.75%	28.8%
12/31/2023	2.74	43	117	1.25%	13.5%	12/31/2023	2.83	19	54	1.00%	13.7%	12/31/2023	2.92	0	0	0.75%	14.0%
12/31/2022	2.41	47	113	1.25%	-0.1%	12/31/2022	2.49	19	47	1.00%	0.2%	12/31/2022	2.56	0	0	0.75%	0.4%
12/31/2021	2.42	40	97	1.25%	33.4%	12/31/2021	2.48	10	25	1.00%	33.8%	12/31/2021	2.55	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.64	0	$0	0.50%	19.3%	12/31/2025	$4.81	0	$0	0.25%	19.6%	12/31/2025	$4.99	0	$0	0.00%	19.9%
12/31/2024	3.89	0	0	0.50%	29.1%	12/31/2024	4.02	0	0	0.25%	29.4%	12/31/2024	4.16	0	0	0.00%	29.7%
12/31/2023	3.01	0	0	0.50%	14.3%	12/31/2023	3.11	0	0	0.25%	14.6%	12/31/2023	3.21	0	0	0.00%	14.9%
12/31/2022	2.63	0	0	0.50%	0.7%	12/31/2022	2.71	0	0	0.25%	0.9%	12/31/2022	2.79	0	0	0.00%	1.2%
12/31/2021	2.62	0	0	0.50%	34.4%	12/31/2021	2.69	0	0	0.25%	34.8%	12/31/2021	2.76	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.3%
2023	0.2%
2022	0.5%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund A Class - 06-814

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,569,551	$1,225,451	67,074
Receivables: investments sold	652
Payables: investments purchased	-
Net assets	$1,570,203

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,457,340	347,966	$4.19
Band 100	112,863	25,977	4.34
Band 75	-	-	4.51
Band 50	-	-	4.68
Band 25	-	-	4.85
Band 0	-	-	5.03
Total	$1,570,203	373,943

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,072
Mortality & expense charges			(18,068)
Net investment income (loss)			(14,996)

Gain (loss) on investments:
Net realized gain (loss)			87,224
Realized gain distributions			148,515
Net change in unrealized appreciation (depreciation)			35,190
Net gain (loss)			270,929

Increase (decrease) in net assets from operations			$255,933

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,996)	$(13,215)
Net realized gain (loss)		87,224	78,646
Realized gain distributions		148,515	107,617
Net change in unrealized appreciation (depreciation)		35,190	225,338

Increase (decrease) in net assets from operations		255,933	398,386

Contract owner transactions:
Proceeds from units sold		103,411	82,825
Cost of units redeemed		(357,949)	(386,457)
Account charges		(353)	(147)
Increase (decrease)		(254,891)	(303,779)
Net increase (decrease)		1,042	94,607
Net assets, beginning		1,569,161	1,474,554
Net assets, ending		$1,570,203	$1,569,161

Units sold		27,756	26,084
Units redeemed		(97,384)	(116,395)
Net increase (decrease)		(69,628)	(90,311)
Units outstanding, beginning		443,571	533,882
Units outstanding, ending		373,943	443,571

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,237,858
Cost of units redeemed/account charges			(1,539,567)
Net investment income (loss)			(44,118)
Net realized gain (loss)			275,871
Realized gain distributions			296,059
Net change in unrealized appreciation (depreciation)			344,100
Net assets			$1,570,203

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.19	348	$1,457	1.25%	18.7%	12/31/2025	$4.34	26	$113	1.00%	19.0%	12/31/2025	$4.51	0	$0	0.75%	19.3%
12/31/2024	3.53	415	1,464	1.25%	28.5%	12/31/2024	3.65	29	105	1.00%	28.8%	12/31/2024	3.78	0	0	0.75%	29.1%
12/31/2023	2.75	446	1,224	1.25%	13.7%	12/31/2023	2.84	88	250	1.00%	14.0%	12/31/2023	2.93	0	0	0.75%	14.3%
12/31/2022	2.42	7	17	1.25%	0.1%	12/31/2022	2.49	0	0	1.00%	0.3%	12/31/2022	2.56	0	0	0.75%	0.6%
12/31/2021	2.41	1	3	1.25%	33.9%	12/31/2021	2.48	0	0	1.00%	34.2%	12/31/2021	2.55	0	0	0.75%	34.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	0	$0	0.50%	19.6%	12/31/2025	$4.85	0	$0	0.25%	19.9%	12/31/2025	$5.03	0	$0	0.00%	20.2%
12/31/2024	3.91	0	0	0.50%	29.4%	12/31/2024	4.05	0	0	0.25%	29.8%	12/31/2024	4.19	0	0	0.00%	30.1%
12/31/2023	3.02	0	0	0.50%	14.6%	12/31/2023	3.12	0	0	0.25%	14.9%	12/31/2023	3.22	0	0	0.00%	15.1%
12/31/2022	2.64	0	0	0.50%	0.8%	12/31/2022	2.72	0	0	0.25%	1.1%	12/31/2022	2.80	0	0	0.00%	1.4%
12/31/2021	2.61	0	0	0.50%	34.9%	12/31/2021	2.69	0	0	0.25%	35.3%	12/31/2021	2.76	0	0	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.4%
2023	0.4%
2022	1.2%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R Class - 06-193

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,636	$10,986	475
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$9,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,645	5,319	$1.81
Band 100	-	-	1.90
Band 75	-	-	2.00
Band 50	-	-	2.09
Band 25	-	-	2.20
Band 0	-	-	2.30
Total	$9,645	5,319

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$162
Mortality & expense charges			(112)
Net investment income (loss)			50

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			1,319
Net change in unrealized appreciation (depreciation)			(192)
Net gain (loss)			1,118

Increase (decrease) in net assets from operations			$1,168

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50	$97
Net realized gain (loss)		(9)	(7)
Realized gain distributions		1,319	366
Net change in unrealized appreciation (depreciation)		(192)	(563)

Increase (decrease) in net assets from operations		1,168	(107)

Contract owner transactions:
Proceeds from units sold		412	450
Cost of units redeemed		-	(9)
Account charges		-	-
Increase (decrease)		412	441
Net increase (decrease)		1,580	334
Net assets, beginning		8,065	7,731
Net assets, ending		$9,645	$8,065

Units sold		240	274
Units redeemed		-	(5)
Net increase (decrease)		240	269
Units outstanding, beginning		5,079	4,810
Units outstanding, ending		5,319	5,079

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,267,057
Cost of units redeemed/account charges			(2,394,954)
Net investment income (loss)			(9,326)
Net realized gain (loss)			84,945
Realized gain distributions			63,273
Net change in unrealized appreciation (depreciation)			(1,350)
Net assets			$9,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	5	$10	1.25%	14.2%	12/31/2025	$1.90	0	$0	1.00%	14.5%	12/31/2025	$2.00	0	$0	0.75%	14.8%
12/31/2024	1.59	5	8	1.25%	-1.2%	12/31/2024	1.66	0	0	1.00%	-1.0%	12/31/2024	1.74	0	0	0.75%	-0.7%
12/31/2023	1.61	5	8	1.25%	15.8%	12/31/2023	1.68	0	0	1.00%	16.1%	12/31/2023	1.75	0	0	0.75%	16.3%
12/31/2022	1.39	5	7	1.25%	-19.7%	12/31/2022	1.45	0	0	1.00%	-19.5%	12/31/2022	1.51	0	0	0.75%	-19.3%
12/31/2021	1.73	8	15	1.25%	4.0%	12/31/2021	1.80	0	0	1.00%	4.2%	12/31/2021	1.87	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.09	0	$0	0.50%	15.0%	12/31/2025	$2.20	0	$0	0.25%	15.3%	12/31/2025	$2.30	0	$0	0.00%	15.6%
12/31/2024	1.82	0	0	0.50%	-0.5%	12/31/2024	1.91	0	0	0.25%	-0.2%	12/31/2024	1.99	0	0	0.00%	0.0%
12/31/2023	1.83	0	0	0.50%	16.6%	12/31/2023	1.91	0	0	0.25%	16.9%	12/31/2023	1.99	0	0	0.00%	17.2%
12/31/2022	1.57	0	0	0.50%	-19.1%	12/31/2022	1.63	0	0	0.25%	-18.9%	12/31/2022	1.70	0	0	0.00%	-18.7%
12/31/2021	1.94	0	0	0.50%	4.7%	12/31/2021	2.01	0	0	0.25%	5.0%	12/31/2021	2.09	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.5%
2023	0.5%
2022	0.0%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R5 Class - 06-192

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,205	$741,579	28,073
Receivables: investments sold	242
Payables: investments purchased	-
Net assets	$611,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611,447	299,761	$2.04
Band 100	-	-	2.14
Band 75	-	-	2.25
Band 50	-	-	2.36
Band 25	-	-	2.47
Band 0	-	-	2.59
Total	$611,447	299,761

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,054
Mortality & expense charges			(7,214)
Net investment income (loss)			5,840

Gain (loss) on investments:
Net realized gain (loss)			2,105
Realized gain distributions			78,747
Net change in unrealized appreciation (depreciation)			(6,735)
Net gain (loss)			74,117

Increase (decrease) in net assets from operations			$79,957

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,840	$7,830
Net realized gain (loss)		2,105	3,951
Realized gain distributions		78,747	22,292
Net change in unrealized appreciation (depreciation)		(6,735)	(38,175)

Increase (decrease) in net assets from operations		79,957	(4,102)

Contract owner transactions:
Proceeds from units sold		60,263	64,788
Cost of units redeemed		(50,863)	(51,436)
Account charges		(58)	(42)
Increase (decrease)		9,342	13,310
Net increase (decrease)		89,299	9,208
Net assets, beginning		522,148	512,940
Net assets, ending		$611,447	$522,148

Units sold		31,549	35,449
Units redeemed		(25,838)	(28,349)
Net increase (decrease)		5,711	7,100
Units outstanding, beginning		294,050	286,950
Units outstanding, ending		299,761	294,050

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,188,464
Cost of units redeemed/account charges			(17,340,632)
Net investment income (loss)			385,750
Net realized gain (loss)			363,815
Realized gain distributions			1,144,424
Net change in unrealized appreciation (depreciation)			(130,374)
Net assets			$611,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	300	$611	1.25%	14.9%	12/31/2025	$2.14	0	$0	1.00%	15.2%	12/31/2025	$2.25	0	$0	0.75%	15.4%
12/31/2024	1.78	294	522	1.25%	-0.7%	12/31/2024	1.86	0	0	1.00%	-0.4%	12/31/2024	1.94	0	0	0.75%	-0.2%
12/31/2023	1.79	287	513	1.25%	16.5%	12/31/2023	1.87	0	0	1.00%	16.8%	12/31/2023	1.95	0	0	0.75%	17.1%
12/31/2022	1.53	330	507	1.25%	-19.3%	12/31/2022	1.60	0	0	1.00%	-19.1%	12/31/2022	1.66	0	0	0.75%	-18.9%
12/31/2021	1.90	320	608	1.25%	4.6%	12/31/2021	1.97	0	0	1.00%	4.8%	12/31/2021	2.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.36	0	$0	0.50%	15.7%	12/31/2025	$2.47	0	$0	0.25%	16.0%	12/31/2025	$2.59	0	$0	0.00%	16.3%
12/31/2024	2.04	0	0	0.50%	0.1%	12/31/2024	2.13	0	0	0.25%	0.3%	12/31/2024	2.23	0	0	0.00%	0.6%
12/31/2023	2.03	0	0	0.50%	17.4%	12/31/2023	2.12	0	0	0.25%	17.7%	12/31/2023	2.22	0	0	0.00%	18.0%
12/31/2022	1.73	0	0	0.50%	-18.6%	12/31/2022	1.80	0	0	0.25%	-18.4%	12/31/2022	1.88	0	0	0.00%	-18.2%
12/31/2021	2.13	0	0	0.50%	5.3%	12/31/2021	2.21	0	0	0.25%	5.6%	12/31/2021	2.30	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.9%
2023	0.9%
2022	0.2%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund R6 Class - 06-CXV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,156,917	$4,255,842	227,374
Receivables: investments sold	1,770
Payables: investments purchased	-
Net assets	$4,158,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,158,687	2,152,920	$1.93
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$4,158,687	2,152,920

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$69,310
Mortality & expense charges			(52,877)
Net investment income (loss)			16,433

Gain (loss) on investments:
Net realized gain (loss)			(14,235)
Realized gain distributions			416,290
Net change in unrealized appreciation (depreciation)			139,238
Net gain (loss)			541,293

Increase (decrease) in net assets from operations			$557,726

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,433	$28,906
Net realized gain (loss)		(14,235)	(10,022)
Realized gain distributions		416,290	421,520
Net change in unrealized appreciation (depreciation)		139,238	97,727

Increase (decrease) in net assets from operations		557,726	538,131

Contract owner transactions:
Proceeds from units sold		348,742	260,510
Cost of units redeemed		(1,245,865)	(1,039,148)
Account charges		(1,568)	(1,615)
Increase (decrease)		(898,691)	(780,253)
Net increase (decrease)		(340,965)	(242,122)
Net assets, beginning		4,499,652	4,741,774
Net assets, ending		$4,158,687	$4,499,652

Units sold		194,361	165,430
Units redeemed		(708,916)	(647,926)
Net increase (decrease)		(514,555)	(482,496)
Units outstanding, beginning		2,667,475	3,149,971
Units outstanding, ending		2,152,920	2,667,475

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,647,158
Cost of units redeemed/account charges			(45,881,727)
Net investment income (loss)			992,752
Net realized gain (loss)			(470,922)
Realized gain distributions			6,970,351
Net change in unrealized appreciation (depreciation)			(98,925)
Net assets			$4,158,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	2,153	$4,159	1.25%	14.5%	12/31/2025	$1.98	0	$0	1.00%	14.8%	12/31/2025	$2.02	0	$0	0.75%	15.1%
12/31/2024	1.69	2,667	4,500	1.25%	12.1%	12/31/2024	1.72	0	0	1.00%	12.3%	12/31/2024	1.76	0	0	0.75%	12.6%
12/31/2023	1.51	3,150	4,742	1.25%	7.8%	12/31/2023	1.53	0	0	1.00%	8.1%	12/31/2023	1.56	0	0	0.75%	8.3%
12/31/2022	1.40	7,220	10,082	1.25%	-2.5%	12/31/2022	1.42	0	0	1.00%	-2.3%	12/31/2022	1.44	0	0	0.75%	-2.0%
12/31/2021	1.43	19,433	27,841	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.47	489	719	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	0	$0	0.50%	15.4%	12/31/2025	$2.11	0	$0	0.25%	15.7%	12/31/2025	$2.16	0	$0	0.00%	16.0%
12/31/2024	1.79	0	0	0.50%	12.9%	12/31/2024	1.83	0	0	0.25%	13.2%	12/31/2024	1.87	0	0	0.00%	13.5%
12/31/2023	1.59	0	0	0.50%	8.6%	12/31/2023	1.62	0	0	0.25%	8.9%	12/31/2023	1.64	0	0	0.00%	9.1%
12/31/2022	1.46	0	0	0.50%	-1.8%	12/31/2022	1.48	0	0	0.25%	-1.6%	12/31/2022	1.51	0	0	0.00%	-1.3%
12/31/2021	1.49	0	0	0.50%	18.8%	12/31/2021	1.51	0	0	0.25%	19.1%	12/31/2021	1.53	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	2.3%
2022	1.3%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Equity R6 Class - 06-CXW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,849
Cost of units redeemed/account charges			(11,118)
Net investment income (loss)			(63)
Net realized gain (loss)			(1,128)
Realized gain distributions			460
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	1.25%	14.9%	12/31/2025	$1.70	0	$0	1.00%	15.2%	12/31/2025	$1.73	0	$0	0.75%	15.5%
12/31/2024	1.44	0	0	1.25%	-0.6%	12/31/2024	1.47	0	0	1.00%	-0.3%	12/31/2024	1.50	0	0	0.75%	-0.1%
12/31/2023	1.45	0	0	1.25%	16.6%	12/31/2023	1.48	0	0	1.00%	16.9%	12/31/2023	1.50	0	0	0.75%	17.1%
12/31/2022	1.24	0	0	1.25%	-19.2%	12/31/2022	1.26	0	0	1.00%	-19.0%	12/31/2022	1.28	0	0	0.75%	-18.8%
12/31/2021	1.54	0	0	1.25%	4.6%	12/31/2021	1.56	0	0	1.00%	4.9%	12/31/2021	1.58	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	15.8%	12/31/2025	$1.81	0	$0	0.25%	16.1%	12/31/2025	$1.86	0	$0	0.00%	16.4%
12/31/2024	1.53	0	0	0.50%	0.2%	12/31/2024	1.56	0	0	0.25%	0.5%	12/31/2024	1.60	0	0	0.00%	0.7%
12/31/2023	1.53	0	0	0.50%	17.4%	12/31/2023	1.56	0	0	0.25%	17.7%	12/31/2023	1.58	0	0	0.00%	18.0%
12/31/2022	1.30	0	0	0.50%	-18.6%	12/31/2022	1.32	0	0	0.25%	-18.4%	12/31/2022	1.34	0	0	0.00%	-18.2%
12/31/2021	1.60	0	0	0.50%	5.4%	12/31/2021	1.62	0	0	0.25%	5.7%	12/31/2021	1.64	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R6 Class - 06-CXX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,485,270	$4,844,100	117,106
Receivables: investments sold	11,618
Payables: investments purchased	-
Net assets	$4,496,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,496,888	2,350,537	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$4,496,888	2,350,537

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(43,730)
Net investment income (loss)			(43,730)

Gain (loss) on investments:
Net realized gain (loss)			(201,755)
Realized gain distributions			321,461
Net change in unrealized appreciation (depreciation)			(154,762)
Net gain (loss)			(35,056)

Increase (decrease) in net assets from operations			$(78,786)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,730)	$(60,825)
Net realized gain (loss)		(201,755)	(159,362)
Realized gain distributions		321,461	-
Net change in unrealized appreciation (depreciation)		(154,762)	901,167

Increase (decrease) in net assets from operations		(78,786)	680,980

Contract owner transactions:
Proceeds from units sold		4,099,344	528,774
Cost of units redeemed		(4,167,107)	(1,349,088)
Account charges		(4,541)	(5,877)
Increase (decrease)		(72,304)	(826,191)
Net increase (decrease)		(151,090)	(145,211)
Net assets, beginning		4,647,978	4,793,189
Net assets, ending		$4,496,888	$4,647,978

Units sold		2,117,564	310,025
Units redeemed		(2,312,952)	(788,755)
Net increase (decrease)		(195,388)	(478,730)
Units outstanding, beginning		2,545,925	3,024,655
Units outstanding, ending		2,350,537	2,545,925

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,884,481
Cost of units redeemed/account charges			(12,749,146)
Net investment income (loss)			(455,299)
Net realized gain (loss)			(1,311,273)
Realized gain distributions			3,486,955
Net change in unrealized appreciation (depreciation)			(358,830)
Net assets			$4,496,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	2,351	$4,497	1.25%	4.8%	12/31/2025	$1.96	0	$0	1.00%	5.1%	12/31/2025	$2.00	0	$0	0.75%	5.3%
12/31/2024	1.83	2,546	4,648	1.25%	15.2%	12/31/2024	1.86	0	0	1.00%	15.5%	12/31/2024	1.90	0	0	0.75%	15.8%
12/31/2023	1.58	3,025	4,793	1.25%	11.8%	12/31/2023	1.61	0	0	1.00%	12.0%	12/31/2023	1.64	0	0	0.75%	12.3%
12/31/2022	1.42	4,070	5,771	1.25%	-36.2%	12/31/2022	1.44	0	0	1.00%	-36.0%	12/31/2022	1.46	0	0	0.75%	-35.8%
12/31/2021	2.22	3,807	8,454	1.25%	6.5%	12/31/2021	2.25	0	0	1.00%	6.7%	12/31/2021	2.28	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	5.6%	12/31/2025	$2.09	0	$0	0.25%	5.8%	12/31/2025	$2.14	0	$0	0.00%	6.1%
12/31/2024	1.94	0	0	0.50%	16.1%	12/31/2024	1.98	0	0	0.25%	16.4%	12/31/2024	2.02	0	0	0.00%	16.7%
12/31/2023	1.67	0	0	0.50%	12.6%	12/31/2023	1.70	0	0	0.25%	12.9%	12/31/2023	1.73	0	0	0.00%	13.2%
12/31/2022	1.48	0	0	0.50%	-35.7%	12/31/2022	1.51	0	0	0.25%	-35.5%	12/31/2022	1.53	0	0	0.00%	-35.3%
12/31/2021	2.31	0	0	0.50%	7.3%	12/31/2021	2.34	0	0	0.25%	7.5%	12/31/2021	2.37	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG R6 Class - 06-FXV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$377,477	$406,298	60,369
Receivables: investments sold	11,908
Payables: investments purchased	-
Net assets	$389,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$389,385	291,002	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$389,385	291,002

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,637
Mortality & expense charges			(4,791)
Net investment income (loss)			26,846

Gain (loss) on investments:
Net realized gain (loss)			(4,154)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,348)
Net gain (loss)			(13,502)

Increase (decrease) in net assets from operations			$13,344

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,846	$33,534
Net realized gain (loss)		(4,154)	(4,378)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,348)	(2,850)

Increase (decrease) in net assets from operations		13,344	26,306

Contract owner transactions:
Proceeds from units sold		39,170	49,138
Cost of units redeemed		(63,477)	(74,697)
Account charges		(354)	(468)
Increase (decrease)		(24,661)	(26,027)
Net increase (decrease)		(11,317)	279
Net assets, beginning		400,702	400,423
Net assets, ending		$389,385	$400,702

Units sold		32,786	40,188
Units redeemed		(51,895)	(60,545)
Net increase (decrease)		(19,109)	(20,357)
Units outstanding, beginning		310,111	330,468
Units outstanding, ending		291,002	310,111

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$768,498
Cost of units redeemed/account charges			(450,882)
Net investment income (loss)			129,277
Net realized gain (loss)			(28,687)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,821)
Net assets			$389,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	291	$389	1.25%	3.6%	12/31/2025	$1.37	0	$0	1.00%	3.8%	12/31/2025	$1.40	0	$0	0.75%	4.1%
12/31/2024	1.29	310	401	1.25%	6.6%	12/31/2024	1.32	0	0	1.00%	6.9%	12/31/2024	1.34	0	0	0.75%	7.2%
12/31/2023	1.21	330	400	1.25%	10.5%	12/31/2023	1.23	0	0	1.00%	10.8%	12/31/2023	1.25	0	0	0.75%	11.1%
12/31/2022	1.10	406	445	1.25%	-3.2%	12/31/2022	1.11	0	0	1.00%	-3.0%	12/31/2022	1.13	0	0	0.75%	-2.8%
12/31/2021	1.13	437	495	1.25%	5.1%	12/31/2021	1.15	0	0	1.00%	5.3%	12/31/2021	1.16	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	4.3%	12/31/2025	$1.46	0	$0	0.25%	4.6%	12/31/2025	$1.49	0	$0	0.00%	4.9%
12/31/2024	1.37	0	0	0.50%	7.4%	12/31/2024	1.39	0	0	0.25%	7.7%	12/31/2024	1.42	0	0	0.00%	8.0%
12/31/2023	1.27	0	0	0.50%	11.4%	12/31/2023	1.29	0	0	0.25%	11.6%	12/31/2023	1.31	0	0	0.00%	11.9%
12/31/2022	1.14	0	0	0.50%	-2.5%	12/31/2022	1.16	0	0	0.25%	-2.3%	12/31/2022	1.17	0	0	0.00%	-2.0%
12/31/2021	1.17	0	0	0.50%	5.8%	12/31/2021	1.19	0	0	0.25%	6.1%	12/31/2021	1.20	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.0%
2024	9.7%
2023	8.9%
2022	7.4%
2021	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Plus Bond Fund R6 Class - 06-3G7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,719	$51,879	5,884
Receivables: investments sold	2,238
Payables: investments purchased	-
Net assets	$54,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,957	48,788	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$54,957	48,788

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,841
Mortality & expense charges			(1,234)
Net investment income (loss)			3,607

Gain (loss) on investments:
Net realized gain (loss)			(1,878)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,109
Net gain (loss)			1,231

Increase (decrease) in net assets from operations			$4,838

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,607	$4,798
Net realized gain (loss)		(1,878)	(331)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,109	(1,367)

Increase (decrease) in net assets from operations		4,838	3,100

Contract owner transactions:
Proceeds from units sold		29,747	40,380
Cost of units redeemed		(122,575)	(19,341)
Account charges		(364)	(321)
Increase (decrease)		(93,192)	20,718
Net increase (decrease)		(88,354)	23,818
Net assets, beginning		143,311	119,493
Net assets, ending		$54,957	$143,311

Units sold		28,174	38,619
Units redeemed		(114,523)	(18,719)
Net increase (decrease)		(86,349)	19,900
Units outstanding, beginning		135,137	115,237
Units outstanding, ending		48,788	135,137

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$224,707
Cost of units redeemed/account charges			(176,401)
Net investment income (loss)			11,996
Net realized gain (loss)			(6,465)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			840
Net assets			$54,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	49	$55	1.25%	6.2%	12/31/2025	$1.15	0	$0	1.00%	6.5%	12/31/2025	$1.17	0	$0	0.75%	6.8%
12/31/2024	1.06	135	143	1.25%	2.3%	12/31/2024	1.08	0	0	1.00%	2.5%	12/31/2024	1.10	0	0	0.75%	2.8%
12/31/2023	1.04	115	119	1.25%	5.0%	12/31/2023	1.05	0	0	1.00%	5.3%	12/31/2023	1.07	0	0	0.75%	5.6%
12/31/2022	0.99	47	47	1.25%	-15.5%	12/31/2022	1.00	0	0	1.00%	-15.3%	12/31/2022	1.01	0	0	0.75%	-15.1%
12/31/2021	1.17	41	48	1.25%	-1.6%	12/31/2021	1.18	0	0	1.00%	-1.4%	12/31/2021	1.19	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	7.0%	12/31/2025	$1.21	0	$0	0.25%	7.3%	12/31/2025	$1.24	0	$0	0.00%	7.6%
12/31/2024	1.11	0	0	0.50%	3.0%	12/31/2024	1.13	0	0	0.25%	3.3%	12/31/2024	1.15	0	0	0.00%	3.6%
12/31/2023	1.08	0	0	0.50%	5.8%	12/31/2023	1.09	0	0	0.25%	6.1%	12/31/2023	1.11	0	0	0.00%	6.4%
12/31/2022	1.02	0	0	0.50%	-14.8%	12/31/2022	1.03	0	0	0.25%	-14.6%	12/31/2022	1.04	0	0	0.00%	-14.4%
12/31/2021	1.20	0	0	0.50%	-0.9%	12/31/2021	1.21	0	0	0.25%	-0.6%	12/31/2021	1.22	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.9%
2023	4.1%
2022	3.2%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund Investor Class - 06-805

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,153	$153,447	2,527
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$147,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,237	32,645	$4.51
Band 100	-	-	4.77
Band 75	-	-	5.04
Band 50	-	-	5.33
Band 25	-	-	5.63
Band 0	-	-	6.15
Total	$147,237	32,645

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(947)
Net investment income (loss)			(947)

Gain (loss) on investments:
Net realized gain (loss)			187
Realized gain distributions			30,501
Net change in unrealized appreciation (depreciation)			(15,952)
Net gain (loss)			14,736

Increase (decrease) in net assets from operations			$13,789

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(947)	$(782)
Net realized gain (loss)		187	15,026
Realized gain distributions		30,501	7,055
Net change in unrealized appreciation (depreciation)		(15,952)	(4,269)

Increase (decrease) in net assets from operations		13,789	17,030

Contract owner transactions:
Proceeds from units sold		74,689	5,126
Cost of units redeemed		-	(38,754)
Account charges		-	-
Increase (decrease)		74,689	(33,628)
Net increase (decrease)		88,478	(16,598)
Net assets, beginning		58,759	75,357
Net assets, ending		$147,237	$58,759

Units sold		17,212	13,842
Units redeemed		-	(24,648)
Net increase (decrease)		17,212	(10,806)
Units outstanding, beginning		15,433	26,239
Units outstanding, ending		32,645	15,433

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,260,408
Cost of units redeemed/account charges			(1,324,505)
Net investment income (loss)			(32,121)
Net realized gain (loss)			151,251
Realized gain distributions			98,498
Net change in unrealized appreciation (depreciation)			(6,294)
Net assets			$147,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.51	33	$147	1.25%	18.5%	12/31/2025	$4.77	0	$0	1.00%	18.8%	12/31/2025	$5.04	0	$0	0.75%	19.1%
12/31/2024	3.81	15	59	1.25%	32.6%	12/31/2024	4.02	0	0	1.00%	32.9%	12/31/2024	4.23	0	0	0.75%	33.2%
12/31/2023	2.87	26	75	1.25%	45.6%	12/31/2023	3.02	0	0	1.00%	45.9%	12/31/2023	3.18	0	0	0.75%	46.3%
12/31/2022	1.97	20	40	1.25%	-40.7%	12/31/2022	2.07	0	0	1.00%	-40.6%	12/31/2022	2.17	0	0	0.75%	-40.4%
12/31/2021	3.33	20	66	1.25%	12.9%	12/31/2021	3.48	0	0	1.00%	13.1%	12/31/2021	3.65	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.33	0	$0	0.50%	19.4%	12/31/2025	$5.63	0	$0	0.25%	19.6%	12/31/2025	$6.15	0	$0	0.00%	19.9%
12/31/2024	4.47	0	0	0.50%	33.6%	12/31/2024	4.71	0	0	0.25%	33.9%	12/31/2024	5.12	0	0	0.00%	34.2%
12/31/2023	3.34	0	0	0.50%	46.6%	12/31/2023	3.52	0	0	0.25%	47.0%	12/31/2023	3.82	0	0	0.00%	47.4%
12/31/2022	2.28	0	0	0.50%	-40.3%	12/31/2022	2.39	0	0	0.25%	-40.1%	12/31/2022	2.59	0	0	0.00%	-40.0%
12/31/2021	3.82	0	0	0.50%	13.7%	12/31/2021	3.99	0	0	0.25%	14.0%	12/31/2021	4.31	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	1.25%	9.9%	12/31/2025	$1.84	0	$0	1.00%	10.1%	12/31/2025	$1.87	0	$0	0.75%	10.4%
12/31/2024	1.65	0	0	1.25%	11.4%	12/31/2024	1.67	0	0	1.00%	11.7%	12/31/2024	1.69	0	0	0.75%	12.0%
12/31/2023	1.48	0	0	1.25%	12.3%	12/31/2023	1.50	0	0	1.00%	12.6%	12/31/2023	1.51	0	0	0.75%	12.9%
12/31/2022	1.32	0	0	1.25%	-12.8%	12/31/2022	1.33	0	0	1.00%	-12.6%	12/31/2022	1.34	0	0	0.75%	-12.3%
12/31/2021	1.51	0	0	1.25%	27.8%	12/31/2021	1.52	0	0	1.00%	28.1%	12/31/2021	1.53	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	10.7%	12/31/2025	$1.93	0	$0	0.25%	11.0%	12/31/2025	$1.96	0	$0	0.00%	11.3%
12/31/2024	1.72	0	0	0.50%	12.3%	12/31/2024	1.74	0	0	0.25%	12.5%	12/31/2024	1.76	0	0	0.00%	12.8%
12/31/2023	1.53	0	0	0.50%	13.1%	12/31/2023	1.55	0	0	0.25%	13.4%	12/31/2023	1.56	0	0	0.00%	13.7%
12/31/2022	1.35	0	0	0.50%	-12.1%	12/31/2022	1.36	0	0	0.25%	-11.9%	12/31/2022	1.38	0	0	0.00%	-11.7%
12/31/2021	1.54	0	0	0.50%	28.8%	12/31/2021	1.55	0	0	0.25%	29.1%	12/31/2021	1.56	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Corporate Bond Fund R6 Class - 06-3W4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,512	$376,442	60,222
Receivables: investments sold	1,092
Payables: investments purchased	-
Net assets	$380,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$380,604	329,600	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$380,604	329,600

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,648
Mortality & expense charges			(4,104)
Net investment income (loss)			13,544

Gain (loss) on investments:
Net realized gain (loss)			243
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,691
Net gain (loss)			5,934

Increase (decrease) in net assets from operations			$19,478

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,544	$10,477
Net realized gain (loss)		243	146
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,691	(5,076)

Increase (decrease) in net assets from operations		19,478	5,547

Contract owner transactions:
Proceeds from units sold		100,291	75,326
Cost of units redeemed		(30,112)	(22,365)
Account charges		(1,139)	(1,151)
Increase (decrease)		69,040	51,810
Net increase (decrease)		88,518	57,357
Net assets, beginning		292,086	234,729
Net assets, ending		$380,604	$292,086

Units sold		94,859	70,991
Units redeemed		(34,408)	(22,899)
Net increase (decrease)		60,451	48,092
Units outstanding, beginning		269,149	221,057
Units outstanding, ending		329,600	269,149

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$555,166
Cost of units redeemed/account charges			(202,391)
Net investment income (loss)			35,609
Net realized gain (loss)			(11,735)
Realized gain distributions			885
Net change in unrealized appreciation (depreciation)			3,070
Net assets			$380,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	330	$381	1.25%	6.4%	12/31/2025	$1.17	0	$0	1.00%	6.7%	12/31/2025	$1.19	0	$0	0.75%	6.9%
12/31/2024	1.09	269	292	1.25%	2.2%	12/31/2024	1.10	0	0	1.00%	2.5%	12/31/2024	1.12	0	0	0.75%	2.7%
12/31/2023	1.06	221	235	1.25%	7.1%	12/31/2023	1.07	0	0	1.00%	7.4%	12/31/2023	1.09	0	0	0.75%	7.6%
12/31/2022	0.99	223	221	1.25%	-17.6%	12/31/2022	1.00	0	0	1.00%	-17.3%	12/31/2022	1.01	0	0	0.75%	-17.1%
12/31/2021	1.20	17	21	1.25%	-0.6%	12/31/2021	1.21	0	0	1.00%	-0.3%	12/31/2021	1.22	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	7.2%	12/31/2025	$1.24	0	$0	0.25%	7.5%	12/31/2025	$1.26	0	$0	0.00%	7.7%
12/31/2024	1.13	0	0	0.50%	3.0%	12/31/2024	1.15	0	0	0.25%	3.2%	12/31/2024	1.17	0	0	0.00%	3.5%
12/31/2023	1.10	0	0	0.50%	7.9%	12/31/2023	1.11	0	0	0.25%	8.2%	12/31/2023	1.13	0	0	0.00%	8.5%
12/31/2022	1.02	0	0	0.50%	-16.9%	12/31/2022	1.03	0	0	0.25%	-16.7%	12/31/2022	1.04	0	0	0.00%	-16.5%
12/31/2021	1.23	0	0	0.50%	0.2%	12/31/2021	1.24	0	0	0.25%	0.4%	12/31/2021	1.24	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	5.2%
2023	5.2%
2022	2.5%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Sm Company R6 Class - 06-4FY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$94,992
Cost of units redeemed/account charges			(95,313)
Net investment income (loss)			(23)
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	1.25%	24.9%	12/31/2025	$1.54	0	$0	1.00%	25.2%	12/31/2025	$1.57	0	$0	0.75%	25.5%
12/31/2024	1.22	0	0	1.25%	-3.3%	12/31/2024	1.23	0	0	1.00%	-3.1%	12/31/2024	1.25	0	0	0.75%	-2.9%
12/31/2023	1.26	0	0	1.25%	13.4%	12/31/2023	1.27	0	0	1.00%	13.7%	12/31/2023	1.28	0	0	0.75%	14.0%
12/31/2022	1.11	0	0	1.25%	-12.0%	12/31/2022	1.12	0	0	1.00%	-11.8%	12/31/2022	1.13	0	0	0.75%	-11.6%
12/31/2021	1.26	0	0	1.25%	17.4%	12/31/2021	1.27	0	0	1.00%	17.7%	12/31/2021	1.27	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	0.50%	25.8%	12/31/2025	$1.61	0	$0	0.25%	26.1%	12/31/2025	$1.64	0	$0	0.00%	26.4%
12/31/2024	1.26	0	0	0.50%	-2.6%	12/31/2024	1.28	0	0	0.25%	-2.4%	12/31/2024	1.30	0	0	0.00%	-2.1%
12/31/2023	1.30	0	0	0.50%	14.3%	12/31/2023	1.31	0	0	0.25%	14.6%	12/31/2023	1.32	0	0	0.00%	14.9%
12/31/2022	1.14	0	0	0.50%	-11.3%	12/31/2022	1.14	0	0	0.25%	-11.1%	12/31/2022	1.15	0	0	0.00%	-10.9%
12/31/2021	1.28	0	0	0.50%	18.3%	12/31/2021	1.29	0	0	0.25%	18.6%	12/31/2021	1.29	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-4PM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,817,623	$1,753,161	57,731
Receivables: investments sold	-
Payables: investments purchased	(45,840)
Net assets	$1,771,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,771,783	756,646	$2.34
Band 100	-	-	2.37
Band 75	-	-	2.40
Band 50	-	-	2.43
Band 25	-	-	2.47
Band 0	-	-	2.50
Total	$1,771,783	756,646

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,209
Mortality & expense charges			(20,633)
Net investment income (loss)			12,576

Gain (loss) on investments:
Net realized gain (loss)			4,369
Realized gain distributions			121,237
Net change in unrealized appreciation (depreciation)			111,823
Net gain (loss)			237,429

Increase (decrease) in net assets from operations			$250,005

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,576	$9,285
Net realized gain (loss)		4,369	17,494
Realized gain distributions		121,237	120,632
Net change in unrealized appreciation (depreciation)		111,823	(42,536)

Increase (decrease) in net assets from operations		250,005	104,875

Contract owner transactions:
Proceeds from units sold		224,088	1,823,487
Cost of units redeemed		(293,076)	(736,476)
Account charges		(1,897)	(1,065)
Increase (decrease)		(70,885)	1,085,946
Net increase (decrease)		179,120	1,190,821
Net assets, beginning		1,592,663	401,842
Net assets, ending		$1,771,783	$1,592,663

Units sold		103,942	932,600
Units redeemed		(136,739)	(370,279)
Net increase (decrease)		(32,797)	562,321
Units outstanding, beginning		789,443	227,122
Units outstanding, ending		756,646	789,443

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,580,871
Cost of units redeemed/account charges			(1,207,729)
Net investment income (loss)			26,181
Net realized gain (loss)			13,591
Realized gain distributions			294,407
Net change in unrealized appreciation (depreciation)			64,462
Net assets			$1,771,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	757	$1,772	1.25%	16.1%	12/31/2025	$2.37	0	$0	1.00%	16.4%	12/31/2025	$2.40	0	$0	0.75%	16.6%
12/31/2024	2.02	789	1,593	1.25%	14.0%	12/31/2024	2.04	0	0	1.00%	14.3%	12/31/2024	2.06	0	0	0.75%	14.6%
12/31/2023	1.77	227	402	1.25%	11.3%	12/31/2023	1.78	0	0	1.00%	11.6%	12/31/2023	1.80	0	0	0.75%	11.8%
12/31/2022	1.59	175	278	1.25%	-0.1%	12/31/2022	1.60	0	0	1.00%	0.2%	12/31/2022	1.61	0	0	0.75%	0.4%
12/31/2021	1.59	0	0	1.25%	32.2%	12/31/2021	1.60	0	0	1.00%	32.5%	12/31/2021	1.60	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.43	0	$0	0.50%	16.9%	12/31/2025	$2.47	0	$0	0.25%	17.2%	12/31/2025	$2.50	0	$0	0.00%	17.5%
12/31/2024	2.08	0	0	0.50%	14.9%	12/31/2024	2.10	0	0	0.25%	15.2%	12/31/2024	2.13	0	0	0.00%	15.5%
12/31/2023	1.81	0	0	0.50%	12.1%	12/31/2023	1.83	0	0	0.25%	12.4%	12/31/2023	1.84	0	0	0.00%	12.7%
12/31/2022	1.62	0	0	0.50%	0.7%	12/31/2022	1.62	0	0	0.25%	0.9%	12/31/2022	1.63	0	0	0.00%	1.2%
12/31/2021	1.61	0	0	0.50%	33.2%	12/31/2021	1.61	0	0	0.25%	33.5%	12/31/2021	1.61	0	0	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.1%
2023	2.3%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mc Gr Retirement Class - 06-4HH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.05
Band 100	-	-	2.08
Band 75	-	-	2.11
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,263
Cost of units redeemed/account charges			(38,743)
Net investment income (loss)			(202)
Net realized gain (loss)			5,309
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	1.25%	3.2%	12/31/2025	$2.08	0	$0	1.00%	3.5%	12/31/2025	$2.11	0	$0	0.75%	3.7%
12/31/2024	1.99	0	0	1.25%	22.3%	12/31/2024	2.01	0	0	1.00%	22.6%	12/31/2024	2.04	0	0	0.75%	22.9%
12/31/2023	1.63	0	0	1.25%	11.3%	12/31/2023	1.64	0	0	1.00%	11.6%	12/31/2023	1.66	0	0	0.75%	11.9%
12/31/2022	1.46	0	0	1.25%	-32.1%	12/31/2022	1.47	0	0	1.00%	-32.0%	12/31/2022	1.48	0	0	0.75%	-31.8%
12/31/2021	2.15	0	0	1.25%	17.1%	12/31/2021	2.16	3	7	1.00%	17.4%	12/31/2021	2.17	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	0	$0	0.50%	4.0%	12/31/2025	$2.17	0	$0	0.25%	4.2%	12/31/2025	$2.21	0	$0	0.00%	4.5%
12/31/2024	2.06	0	0	0.50%	23.2%	12/31/2024	2.09	0	0	0.25%	23.5%	12/31/2024	2.11	0	0	0.00%	23.8%
12/31/2023	1.67	0	0	0.50%	12.2%	12/31/2023	1.69	0	0	0.25%	12.4%	12/31/2023	1.70	0	0	0.00%	12.7%
12/31/2022	1.49	0	0	0.50%	-31.6%	12/31/2022	1.50	0	0	0.25%	-31.4%	12/31/2022	1.51	0	0	0.00%	-31.3%
12/31/2021	2.18	0	0	0.50%	17.9%	12/31/2021	2.19	0	0	0.25%	18.2%	12/31/2021	2.20	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr A Class - 06-4H9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$580,701	$566,569	20,851
Receivables: investments sold	-
Payables: investments purchased	(20,001)
Net assets	$560,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,700	269,441	$2.08
Band 100	-	-	2.11
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$560,700	269,441

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,111)
Net investment income (loss)			(7,111)

Gain (loss) on investments:
Net realized gain (loss)			4,248
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(24,422)
Net gain (loss)			28,433

Increase (decrease) in net assets from operations			$21,322

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,111)	$(7,208)
Net realized gain (loss)		4,248	30,966
Realized gain distributions		48,607	27,501
Net change in unrealized appreciation (depreciation)		(24,422)	29,538

Increase (decrease) in net assets from operations		21,322	80,797

Contract owner transactions:
Proceeds from units sold		27,502	437,226
Cost of units redeemed		(50,006)	(240,085)
Account charges		(125)	(132)
Increase (decrease)		(22,629)	197,009
Net increase (decrease)		(1,307)	277,806
Net assets, beginning		562,007	284,201
Net assets, ending		$560,700	$562,007

Units sold		13,858	240,413
Units redeemed		(23,885)	(134,168)
Net increase (decrease)		(10,027)	106,245
Units outstanding, beginning		279,468	173,223
Units outstanding, ending		269,441	279,468

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$757,778
Cost of units redeemed/account charges			(348,420)
Net investment income (loss)			(23,889)
Net realized gain (loss)			43,211
Realized gain distributions			117,888
Net change in unrealized appreciation (depreciation)			14,132
Net assets			$560,700

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	269	$561	1.25%	3.5%	12/31/2025	$2.11	0	$0	1.00%	3.7%	12/31/2025	$2.14	0	$0	0.75%	4.0%
12/31/2024	2.01	279	562	1.25%	22.6%	12/31/2024	2.04	0	0	1.00%	22.9%	12/31/2024	2.06	0	0	0.75%	23.2%
12/31/2023	1.64	173	284	1.25%	11.6%	12/31/2023	1.66	0	0	1.00%	11.8%	12/31/2023	1.67	0	0	0.75%	12.1%
12/31/2022	1.47	149	219	1.25%	-32.0%	12/31/2022	1.48	0	0	1.00%	-31.8%	12/31/2022	1.49	0	0	0.75%	-31.6%
12/31/2021	2.16	104	225	1.25%	17.4%	12/31/2021	2.17	0	0	1.00%	17.7%	12/31/2021	2.18	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	4.3%	12/31/2025	$2.20	0	$0	0.25%	4.5%	12/31/2025	$2.24	0	$0	0.00%	4.8%
12/31/2024	2.08	0	0	0.50%	23.5%	12/31/2024	2.11	0	0	0.25%	23.8%	12/31/2024	2.13	0	0	0.00%	24.1%
12/31/2023	1.69	0	0	0.50%	12.4%	12/31/2023	1.70	0	0	0.25%	12.7%	12/31/2023	1.72	0	0	0.00%	13.0%
12/31/2022	1.50	0	0	0.50%	-31.4%	12/31/2022	1.51	0	0	0.25%	-31.3%	12/31/2022	1.52	0	0	0.00%	-31.1%
12/31/2021	2.19	0	0	0.50%	18.3%	12/31/2021	2.20	0	0	0.25%	18.6%	12/31/2021	2.21	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr Retirement Class - 06-4HC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,224,085	$1,142,051	44,433
Receivables: investments sold	2,726
Payables: investments purchased	-
Net assets	$1,226,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,226,811	578,735	$2.12
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	-	-	2.28
Total	$1,226,811	578,735

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,565)
Net investment income (loss)			(16,565)

Gain (loss) on investments:
Net realized gain (loss)			49,659
Realized gain distributions			103,592
Net change in unrealized appreciation (depreciation)			(91,141)
Net gain (loss)			62,110

Increase (decrease) in net assets from operations			$45,545

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,565)	$(15,965)
Net realized gain (loss)		49,659	18,717
Realized gain distributions		103,592	66,815
Net change in unrealized appreciation (depreciation)		(91,141)	186,081

Increase (decrease) in net assets from operations		45,545	255,648

Contract owner transactions:
Proceeds from units sold		113,258	243,151
Cost of units redeemed		(372,134)	(176,900)
Account charges		(1,177)	(1,055)
Increase (decrease)		(260,053)	65,196
Net increase (decrease)		(214,508)	320,844
Net assets, beginning		1,441,319	1,120,475
Net assets, ending		$1,226,811	$1,441,319

Units sold		74,615	125,439
Units redeemed		(201,645)	(94,236)
Net increase (decrease)		(127,030)	31,203
Units outstanding, beginning		705,765	674,562
Units outstanding, ending		578,735	705,765

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,373,202
Cost of units redeemed/account charges			(1,886,746)
Net investment income (loss)			(101,588)
Net realized gain (loss)			225,907
Realized gain distributions			534,002
Net change in unrealized appreciation (depreciation)			82,034
Net assets			$1,226,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	579	$1,227	1.25%	3.8%	12/31/2025	$2.15	0	$0	1.00%	4.1%	12/31/2025	$2.18	0	$0	0.75%	4.3%
12/31/2024	2.04	706	1,441	1.25%	22.9%	12/31/2024	2.07	0	0	1.00%	23.3%	12/31/2024	2.09	0	0	0.75%	23.6%
12/31/2023	1.66	675	1,120	1.25%	11.9%	12/31/2023	1.68	0	0	1.00%	12.2%	12/31/2023	1.69	0	0	0.75%	12.5%
12/31/2022	1.48	895	1,328	1.25%	-31.7%	12/31/2022	1.49	0	0	1.00%	-31.5%	12/31/2022	1.51	0	0	0.75%	-31.4%
12/31/2021	2.17	895	1,946	1.25%	17.7%	12/31/2021	2.18	0	0	1.00%	18.0%	12/31/2021	2.19	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	4.6%	12/31/2025	$2.25	0	$0	0.25%	4.8%	12/31/2025	$2.28	0	$0	0.00%	5.1%
12/31/2024	2.12	0	0	0.50%	23.9%	12/31/2024	2.14	0	0	0.25%	24.2%	12/31/2024	2.17	0	0	0.00%	24.5%
12/31/2023	1.71	0	0	0.50%	12.7%	12/31/2023	1.72	0	0	0.25%	13.0%	12/31/2023	1.74	0	0	0.00%	13.3%
12/31/2022	1.52	0	0	0.50%	-31.2%	12/31/2022	1.53	0	0	0.25%	-31.0%	12/31/2022	1.54	0	0	0.00%	-30.9%
12/31/2021	2.20	0	0	0.50%	18.6%	12/31/2021	2.21	0	0	0.25%	18.9%	12/31/2021	2.22	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco MAIN ST MID CAP Retirement Class - 06-4HG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$958,207	$815,358	37,438
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$958,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$675,412	285,645	$2.36
Band 100	258,352	107,694	2.40
Band 75	-	-	2.43
Band 50	24,651	9,983	2.47
Band 25	-	-	2.51
Band 0	-	-	2.54
Total	$958,415	403,322

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,920)
Net investment income (loss)			(11,920)

Gain (loss) on investments:
Net realized gain (loss)			47,638
Realized gain distributions			86,362
Net change in unrealized appreciation (depreciation)			(55,216)
Net gain (loss)			78,784

Increase (decrease) in net assets from operations			$66,864

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,920)	$(12,635)
Net realized gain (loss)		47,638	37,964
Realized gain distributions		86,362	97,756
Net change in unrealized appreciation (depreciation)		(55,216)	35,587

Increase (decrease) in net assets from operations		66,864	158,672

Contract owner transactions:
Proceeds from units sold		18,605	17,421
Cost of units redeemed		(215,495)	(148,810)
Account charges		(101)	(168)
Increase (decrease)		(196,991)	(131,557)
Net increase (decrease)		(130,127)	27,115
Net assets, beginning		1,088,542	1,061,427
Net assets, ending		$958,415	$1,088,542

Units sold		8,221	9,634
Units redeemed		(96,884)	(71,253)
Net increase (decrease)		(88,663)	(61,619)
Units outstanding, beginning		491,985	553,604
Units outstanding, ending		403,322	491,985

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,064,235
Cost of units redeemed/account charges			(778,880)
Net investment income (loss)			(69,291)
Net realized gain (loss)			168,573
Realized gain distributions			430,929
Net change in unrealized appreciation (depreciation)			142,849
Net assets			$958,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.36	286	$675	1.25%	7.3%	12/31/2025	$2.40	108	$258	1.00%	7.6%	12/31/2025	$2.43	0	$0	0.75%	7.8%
12/31/2024	2.20	351	773	1.25%	15.3%	12/31/2024	2.23	131	292	1.00%	15.6%	12/31/2024	2.26	0	0	0.75%	15.9%
12/31/2023	1.91	404	772	1.25%	12.7%	12/31/2023	1.93	137	264	1.00%	13.0%	12/31/2023	1.95	0	0	0.75%	13.3%
12/31/2022	1.70	431	731	1.25%	-15.6%	12/31/2022	1.71	139	237	1.00%	-15.4%	12/31/2022	1.72	0	0	0.75%	-15.2%
12/31/2021	2.01	449	902	1.25%	21.2%	12/31/2021	2.02	146	294	1.00%	21.5%	12/31/2021	2.03	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	10	$25	0.50%	8.1%	12/31/2025	$2.51	0	$0	0.25%	8.4%	12/31/2025	$2.54	0	$0	0.00%	8.6%
12/31/2024	2.28	10	24	0.50%	16.2%	12/31/2024	2.31	0	0	0.25%	16.5%	12/31/2024	2.34	0	0	0.00%	16.7%
12/31/2023	1.97	13	25	0.50%	13.6%	12/31/2023	1.99	0	0	0.25%	13.9%	12/31/2023	2.00	0	0	0.00%	14.2%
12/31/2022	1.73	29	50	0.50%	-15.0%	12/31/2022	1.74	0	0	0.25%	-14.7%	12/31/2022	1.76	0	0	0.00%	-14.5%
12/31/2021	2.04	13	26	0.50%	22.1%	12/31/2021	2.04	0	0	0.25%	22.4%	12/31/2021	2.05	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise Fund A Class - 06-023

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,733	$145,863	5,958
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$170,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,044	22,362	$4.97
Band 100	59,671	11,646	5.12
Band 75	-	-	5.29
Band 50	-	-	5.45
Band 25	-	-	5.63
Band 0	-	-	5.81
Total	$170,715	34,008

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,862)
Net investment income (loss)			(1,862)

Gain (loss) on investments:
Net realized gain (loss)			953
Realized gain distributions			21,153
Net change in unrealized appreciation (depreciation)			(4,455)
Net gain (loss)			17,651

Increase (decrease) in net assets from operations			$15,789

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,862)	$(1,592)
Net realized gain (loss)		953	1,692
Realized gain distributions		21,153	5,389
Net change in unrealized appreciation (depreciation)		(4,455)	33,292

Increase (decrease) in net assets from operations		15,789	38,781

Contract owner transactions:
Proceeds from units sold		9,126	104
Cost of units redeemed		(2,740)	(10,333)
Account charges		(53)	(54)
Increase (decrease)		6,333	(10,283)
Net increase (decrease)		22,122	28,498
Net assets, beginning		148,593	120,095
Net assets, ending		$170,715	$148,593

Units sold		1,995	27
Units redeemed		(603)	(2,481)
Net increase (decrease)		1,392	(2,454)
Units outstanding, beginning		32,616	35,070
Units outstanding, ending		34,008	32,616

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$659,139
Cost of units redeemed/account charges			(791,964)
Net investment income (loss)			(29,771)
Net realized gain (loss)			109,973
Realized gain distributions			198,468
Net change in unrealized appreciation (depreciation)			24,870
Net assets			$170,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.97	22	$111	1.25%	10.2%	12/31/2025	$5.12	12	$60	1.00%	10.5%	12/31/2025	$5.29	0	$0	0.75%	10.7%
12/31/2024	4.51	21	93	1.25%	33.0%	12/31/2024	4.64	12	56	1.00%	33.4%	12/31/2024	4.77	0	0	0.75%	33.7%
12/31/2023	3.39	21	70	1.25%	39.2%	12/31/2023	3.48	14	50	1.00%	39.5%	12/31/2023	3.57	0	0	0.75%	39.9%
12/31/2022	2.43	17	42	1.25%	-32.0%	12/31/2022	2.49	15	38	1.00%	-31.8%	12/31/2022	2.55	0	0	0.75%	-31.7%
12/31/2021	3.58	46	164	1.25%	10.5%	12/31/2021	3.66	16	58	1.00%	10.7%	12/31/2021	3.74	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.45	0	$0	0.50%	11.0%	12/31/2025	$5.63	0	$0	0.25%	11.3%	12/31/2025	$5.81	0	$0	0.00%	11.6%
12/31/2024	4.91	0	0	0.50%	34.1%	12/31/2024	5.06	0	0	0.25%	34.4%	12/31/2024	5.21	0	0	0.00%	34.7%
12/31/2023	3.67	0	0	0.50%	40.2%	12/31/2023	3.76	0	0	0.25%	40.6%	12/31/2023	3.86	0	0	0.00%	40.9%
12/31/2022	2.61	0	0	0.50%	-31.5%	12/31/2022	2.68	0	0	0.25%	-31.3%	12/31/2022	2.74	0	0	0.00%	-31.1%
12/31/2021	3.82	0	0	0.50%	11.3%	12/31/2021	3.90	0	0	0.25%	11.6%	12/31/2021	3.98	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SteelPath MLP Inc R6 Inst Class - 06-6CH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.83
Band 100	-	-	1.85
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.90
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	1.25%	6.6%	12/31/2025	$1.85	0	$0	1.00%	6.9%	12/31/2025	$1.86	0	$0	0.75%	7.1%
12/31/2024	1.72	0	0	1.25%	23.8%	12/31/2024	1.73	0	0	1.00%	24.2%	12/31/2024	1.74	0	0	0.75%	24.5%
12/31/2023	1.39	0	0	1.25%	19.1%	12/31/2023	1.39	0	0	1.00%	19.4%	12/31/2023	1.40	0	0	0.75%	19.7%
12/31/2022	1.16	0	0	1.25%	16.3%	12/31/2022	1.17	0	0	1.00%	16.6%	12/31/2022	1.17	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	7.4%	12/31/2025	$1.90	0	$0	0.25%	7.7%	12/31/2025	$1.92	0	$0	0.00%	7.9%
12/31/2024	1.75	0	0	0.50%	24.8%	12/31/2024	1.77	0	0	0.25%	25.1%	12/31/2024	1.78	0	0	0.00%	25.4%
12/31/2023	1.40	0	0	0.50%	20.0%	12/31/2023	1.41	0	0	0.25%	20.3%	12/31/2023	1.42	0	0	0.00%	20.6%
12/31/2022	1.17	0	0	0.50%	17.0%	12/31/2022	1.17	0	0	0.25%	17.3%	12/31/2022	1.18	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Small Comp R Class - 06-139 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,732,957
Cost of units redeemed/account charges			(6,180,515)
Net investment income (loss)			196,895
Net realized gain (loss)			24,696
Realized gain distributions			225,967
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	1.25%	15.0%	12/31/2025	$1.18	0	$0	1.00%	15.3%	12/31/2025	$1.19	0	$0	0.75%	15.6%
12/31/2024	1.02	0	0	1.25%	-7.9%	12/31/2024	1.02	0	0	1.00%	-7.7%	12/31/2024	1.03	0	0	0.75%	-7.4%
12/31/2023	1.10	0	0	1.25%	10.6%	12/31/2023	1.11	0	0	1.00%	10.9%	12/31/2023	1.11	0	0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-0.2%	12/31/2022	1.00	0	0	1.00%	-0.1%	12/31/2022	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	15.9%	12/31/2025	$1.21	0	$0	0.25%	16.2%	12/31/2025	$1.22	0	$0	0.00%	16.5%
12/31/2024	1.04	0	0	0.50%	-7.2%	12/31/2024	1.04	0	0	0.25%	-7.0%	12/31/2024	1.05	0	0	0.00%	-6.7%
12/31/2023	1.12	0	0	0.50%	11.5%	12/31/2023	1.12	0	0	0.25%	11.7%	12/31/2023	1.12	0	0	0.00%	12.0%
12/31/2022	1.00	0	0	0.50%	0.1%	12/31/2022	1.00	0	0	0.25%	0.2%	12/31/2022	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SmCap Value R6 Retirement Class - 06-6PR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$231,808	$215,389	7,788
Receivables: investments sold	-
Payables: investments purchased	(10,299)
Net assets	$221,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,509	138,487	$1.60
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$221,509	138,487

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,245
Mortality & expense charges			(3,630)
Net investment income (loss)			(2,385)

Gain (loss) on investments:
Net realized gain (loss)			(24,817)
Realized gain distributions			16,968
Net change in unrealized appreciation (depreciation)			12,218
Net gain (loss)			4,369

Increase (decrease) in net assets from operations			$1,984

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,385)	$311
Net realized gain (loss)		(24,817)	2,235
Realized gain distributions		16,968	29,134
Net change in unrealized appreciation (depreciation)		12,218	4,201

Increase (decrease) in net assets from operations		1,984	35,881

Contract owner transactions:
Proceeds from units sold		51,806	463,926
Cost of units redeemed		(291,892)	(40,176)
Account charges		(20)	-
Increase (decrease)		(240,106)	423,750
Net increase (decrease)		(238,122)	459,631
Net assets, beginning		459,631	-
Net assets, ending		$221,509	$459,631

Units sold		37,340	366,940
Units redeemed		(233,899)	(31,894)
Net increase (decrease)		(196,559)	335,046
Units outstanding, beginning		335,046	-
Units outstanding, ending		138,487	335,046

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$515,732
Cost of units redeemed/account charges			(332,088)
Net investment income (loss)			(2,074)
Net realized gain (loss)			(22,582)
Realized gain distributions			46,102
Net change in unrealized appreciation (depreciation)			16,419
Net assets			$221,509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	138	$222	1.25%	16.6%	12/31/2025	$1.61	0	$0	1.00%	16.9%	12/31/2025	$1.62	0	$0	0.75%	17.2%
12/31/2024	1.37	335	460	1.25%	23.4%	12/31/2024	1.38	0	0	1.00%	23.7%	12/31/2024	1.38	0	0	0.75%	24.1%
12/31/2023	1.11	0	0	1.25%	11.1%	12/31/2023	1.11	0	0	1.00%	11.2%	12/31/2023	1.11	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	17.5%	12/31/2025	$1.64	0	$0	0.25%	17.8%	12/31/2025	$1.65	0	$0	0.00%	18.1%
12/31/2024	1.39	0	0	0.50%	24.4%	12/31/2024	1.39	0	0	0.25%	24.7%	12/31/2024	1.40	0	0	0.00%	25.0%
12/31/2023	1.11	0	0	0.50%	11.4%	12/31/2023	1.12	0	0	0.25%	11.5%	12/31/2023	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp R6 Other Class - 06-6KP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,401	$249,070	10,750
Receivables: investments sold	3,178
Payables: investments purchased	-
Net assets	$257,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,579	155,587	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$257,579	155,587

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,347
Mortality & expense charges			(2,555)
Net investment income (loss)			(1,208)

Gain (loss) on investments:
Net realized gain (loss)			(83)
Realized gain distributions			23,163
Net change in unrealized appreciation (depreciation)			21,682
Net gain (loss)			44,762

Increase (decrease) in net assets from operations			$43,554

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,208)	$875
Net realized gain (loss)		(83)	(1,883)
Realized gain distributions		23,163	10,568
Net change in unrealized appreciation (depreciation)		21,682	(16,351)

Increase (decrease) in net assets from operations		43,554	(6,791)

Contract owner transactions:
Proceeds from units sold		178,528	191,498
Cost of units redeemed		(122,388)	(26,641)
Account charges		(181)	-
Increase (decrease)		55,959	164,857
Net increase (decrease)		99,513	158,066
Net assets, beginning		158,066	-
Net assets, ending		$257,579	$158,066

Units sold		124,860	222,558
Units redeemed		(82,979)	(108,852)
Net increase (decrease)		41,881	113,706
Units outstanding, beginning		113,706	-
Units outstanding, ending		155,587	113,706

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$370,026
Cost of units redeemed/account charges			(149,210)
Net investment income (loss)			(333)
Net realized gain (loss)			(1,966)
Realized gain distributions			33,731
Net change in unrealized appreciation (depreciation)			5,331
Net assets			$257,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	156	$258	1.25%	19.1%	12/31/2025	$1.67	0	$0	1.00%	19.4%	12/31/2025	$1.68	0	$0	0.75%	19.7%
12/31/2024	1.39	114	158	1.25%	28.9%	12/31/2024	1.40	0	0	1.00%	29.3%	12/31/2024	1.40	0	0	0.75%	29.6%
12/31/2023	1.08	0	0	1.25%	7.8%	12/31/2023	1.08	0	0	1.00%	8.1%	12/31/2023	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	20.0%	12/31/2025	$1.70	0	$0	0.25%	20.3%	12/31/2025	$1.72	0	$0	0.00%	20.6%
12/31/2024	1.41	0	0	0.50%	29.9%	12/31/2024	1.42	0	0	0.25%	30.2%	12/31/2024	1.42	0	0	0.00%	30.6%
12/31/2023	1.09	0	0	0.50%	8.6%	12/31/2023	1.09	0	0	0.25%	8.8%	12/31/2023	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp Y Inst Class - 06-6KR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,785	$259,801	11,225
Receivables: investments sold	127
Payables: investments purchased	-
Net assets	$264,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264,912	160,628	$1.65
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.71
Total	$264,912	160,628

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,088
Mortality & expense charges			(1,599)
Net investment income (loss)			(511)

Gain (loss) on investments:
Net realized gain (loss)			9,353
Realized gain distributions			24,313
Net change in unrealized appreciation (depreciation)			(919)
Net gain (loss)			32,747

Increase (decrease) in net assets from operations			$32,236

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(511)	$(1,729)
Net realized gain (loss)		9,353	38,435
Realized gain distributions		24,313	2,473
Net change in unrealized appreciation (depreciation)		(919)	4,081

Increase (decrease) in net assets from operations		32,236	43,260

Contract owner transactions:
Proceeds from units sold		230,690	136,359
Cost of units redeemed		(34,454)	(171,529)
Account charges		(153)	(539)
Increase (decrease)		196,083	(35,709)
Net increase (decrease)		228,319	7,551
Net assets, beginning		36,593	29,042
Net assets, ending		$264,912	$36,593

Units sold		156,909	128,685
Units redeemed		(22,675)	(129,277)
Net increase (decrease)		134,234	(592)
Units outstanding, beginning		26,394	26,986
Units outstanding, ending		160,628	26,394

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$394,264
Cost of units redeemed/account charges			(207,016)
Net investment income (loss)			(2,458)
Net realized gain (loss)			47,771
Realized gain distributions			27,367
Net change in unrealized appreciation (depreciation)			4,984
Net assets			$264,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	161	$265	1.25%	19.0%	12/31/2025	$1.66	0	$0	1.00%	19.3%	12/31/2025	$1.67	0	$0	0.75%	19.6%
12/31/2024	1.39	26	37	1.25%	28.8%	12/31/2024	1.39	0	0	1.00%	29.1%	12/31/2024	1.40	0	0	0.75%	29.5%
12/31/2023	1.08	27	29	1.25%	7.6%	12/31/2023	1.08	0	0	1.00%	7.9%	12/31/2023	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	0.50%	19.9%	12/31/2025	$1.70	0	$0	0.25%	20.2%	12/31/2025	$1.71	0	$0	0.00%	20.5%
12/31/2024	1.41	0	0	0.50%	29.8%	12/31/2024	1.41	0	0	0.25%	30.1%	12/31/2024	1.42	0	0	0.00%	30.5%
12/31/2023	1.08	0	0	0.50%	8.4%	12/31/2023	1.09	0	0	0.25%	8.6%	12/31/2023	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.6%
2023	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc R6 Class - 06-6XY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$328,955	$292,333	2,464
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$328,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328,957	262,920	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$328,957	262,920

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,062)
Net investment income (loss)			(3,062)

Gain (loss) on investments:
Net realized gain (loss)			3,359
Realized gain distributions			29,718
Net change in unrealized appreciation (depreciation)			36,622
Net gain (loss)			69,699

Increase (decrease) in net assets from operations			$66,637

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,062)	$-
Net realized gain (loss)		3,359	-
Realized gain distributions		29,718	-
Net change in unrealized appreciation (depreciation)		36,622	-

Increase (decrease) in net assets from operations		66,637	-

Contract owner transactions:
Proceeds from units sold		280,365	-
Cost of units redeemed		(17,716)	-
Account charges		(329)	-
Increase (decrease)		262,320	-
Net increase (decrease)		328,957	-
Net assets, beginning		-	-
Net assets, ending		$328,957	$-

Units sold		277,654	-
Units redeemed		(14,734)	-
Net increase (decrease)		262,920	-
Units outstanding, beginning		-	-
Units outstanding, ending		262,920	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$280,365
Cost of units redeemed/account charges			(18,045)
Net investment income (loss)			(3,062)
Net realized gain (loss)			3,359
Realized gain distributions			29,718
Net change in unrealized appreciation (depreciation)			36,622
Net assets			$328,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	263	$329	1.25%	15.5%	12/31/2025	$1.26	0	$0	1.00%	15.8%	12/31/2025	$1.26	0	$0	0.75%	16.1%
12/31/2024	1.08	0	0	1.25%	8.3%	12/31/2024	1.08	0	0	1.00%	8.4%	12/31/2024	1.09	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	16.4%	12/31/2025	$1.27	0	$0	0.25%	16.7%	12/31/2025	$1.27	0	$0	0.00%	17.0%
12/31/2024	1.09	0	0	0.50%	8.7%	12/31/2024	1.09	0	0	0.25%	8.8%	12/31/2024	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise R6 Retirement Class - 06-7F3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	1.25%	6.5%	12/31/2025	$1.07	0	$0	1.00%	6.6%	12/31/2025	$1.07	0	$0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	6.9%	12/31/2025	$1.07	0	$0	0.25%	7.1%	12/31/2025	$1.07	0	$0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calamos Market Neutral Income R6 Class - 06-66R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6
Mortality & expense charges			(9)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			70
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26)
Net gain (loss)			44

Increase (decrease) in net assets from operations			$41

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$(26,144)
Net realized gain (loss)		70	65,871
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26)	63,457

Increase (decrease) in net assets from operations		41	103,184

Contract owner transactions:
Proceeds from units sold		1	414,148
Cost of units redeemed		(829)	(16,937,587)
Account charges		(3)	(13,187)
Increase (decrease)		(831)	(16,536,626)
Net increase (decrease)		(790)	(16,433,442)
Net assets, beginning		790	16,434,232
Net assets, ending		$-	$790

Units sold		-	453,043
Units redeemed		(728)	(16,528,656)
Net increase (decrease)		(728)	(16,075,613)
Units outstanding, beginning		728	16,076,341
Units outstanding, ending		-	728

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,189,389
Cost of units redeemed/account charges			(22,891,315)
Net investment income (loss)			151,451
Net realized gain (loss)			2,297
Realized gain distributions			548,178
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	1.25%	5.9%	12/31/2025	$1.16	0	$0	1.00%	6.2%	12/31/2025	$1.17	0	$0	0.75%	6.4%
12/31/2024	1.08	1	1	1.25%	6.1%	12/31/2024	1.09	0	0	1.00%	6.4%	12/31/2024	1.10	0	0	0.75%	6.6%
12/31/2023	1.02	16,076	16,434	1.25%	7.9%	12/31/2023	1.03	0	0	1.00%	8.2%	12/31/2023	1.03	0	0	0.75%	8.4%
12/31/2022	0.95	15,200	14,401	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.8%
12/31/2021	1.00	0	0	1.25%	0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.7%	12/31/2025	$1.20	0	$0	0.25%	7.0%	12/31/2025	$1.21	0	$0	0.00%	7.2%
12/31/2024	1.11	0	0	0.50%	6.9%	12/31/2024	1.12	0	0	0.25%	7.2%	12/31/2024	1.13	0	0	0.00%	7.4%
12/31/2023	1.04	0	0	0.50%	8.7%	12/31/2023	1.04	0	0	0.25%	9.0%	12/31/2023	1.05	0	0	0.00%	9.3%
12/31/2022	0.96	0	0	0.50%	-4.6%	12/31/2022	0.96	0	0	0.25%	-4.4%	12/31/2022	0.96	0	0	0.00%	-4.1%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	0.0%
2023	2.4%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Needham Agg Growth Instl Class - 06-6YM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	25.5%	12/31/2025	$1.27	0	$0	1.00%	25.8%	12/31/2025	$1.27	0	$0	0.75%	26.1%
12/31/2024	1.01	0	0	1.25%	0.6%	12/31/2024	1.01	0	0	1.00%	0.7%	12/31/2024	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	0.50%	26.5%	12/31/2025	$1.28	0	$0	0.25%	26.8%	12/31/2025	$1.28	0	$0	0.00%	27.1%
12/31/2024	1.01	0	0	0.50%	0.8%	12/31/2024	1.01	0	0	0.25%	0.9%	12/31/2024	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,251	$112,058	5,237
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$132,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,341	41,826	$3.16
Band 100	-	-	3.32
Band 75	-	-	3.48
Band 50	-	-	3.65
Band 25	-	-	3.83
Band 0	-	-	4.02
Total	$132,341	41,826

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$547
Mortality & expense charges			(1,842)
Net investment income (loss)			(1,295)

Gain (loss) on investments:
Net realized gain (loss)			11,546
Realized gain distributions			12,138
Net change in unrealized appreciation (depreciation)			(7,874)
Net gain (loss)			15,810

Increase (decrease) in net assets from operations			$14,515

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,295)	$(1,544)
Net realized gain (loss)		11,546	16,459
Realized gain distributions		12,138	9,174
Net change in unrealized appreciation (depreciation)		(7,874)	(2,108)

Increase (decrease) in net assets from operations		14,515	21,981

Contract owner transactions:
Proceeds from units sold		1,390	3,088
Cost of units redeemed		(52,930)	(73,767)
Account charges		(27)	(27)
Increase (decrease)		(51,567)	(70,706)
Net increase (decrease)		(37,052)	(48,725)
Net assets, beginning		169,393	218,118
Net assets, ending		$132,341	$169,393

Units sold		467	1,144
Units redeemed		(17,899)	(26,198)
Net increase (decrease)		(17,432)	(25,054)
Units outstanding, beginning		59,258	84,312
Units outstanding, ending		41,826	59,258

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,964,176
Cost of units redeemed/account charges			(4,604,578)
Net investment income (loss)			(124,891)
Net realized gain (loss)			188,972
Realized gain distributions			688,469
Net change in unrealized appreciation (depreciation)			20,193
Net assets			$132,341

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	42	$132	1.25%	10.7%	12/31/2025	$3.32	0	$0	1.00%	11.0%	12/31/2025	$3.48	0	$0	0.75%	11.2%
12/31/2024	2.86	59	169	1.25%	10.5%	12/31/2024	2.99	0	0	1.00%	10.8%	12/31/2024	3.13	0	0	0.75%	11.1%
12/31/2023	2.59	84	218	1.25%	17.6%	12/31/2023	2.70	0	0	1.00%	17.9%	12/31/2023	2.82	0	0	0.75%	18.2%
12/31/2022	2.20	100	220	1.25%	-21.4%	12/31/2022	2.29	0	0	1.00%	-21.2%	12/31/2022	2.39	0	0	0.75%	-21.0%
12/31/2021	2.80	142	398	1.25%	17.0%	12/31/2021	2.91	0	0	1.00%	17.3%	12/31/2021	3.02	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.65	0	$0	0.50%	11.5%	12/31/2025	$3.83	0	$0	0.25%	11.8%	12/31/2025	$4.02	0	$0	0.00%	12.1%
12/31/2024	3.28	0	0	0.50%	11.3%	12/31/2024	3.43	0	0	0.25%	11.6%	12/31/2024	3.59	0	0	0.00%	11.9%
12/31/2023	2.94	0	0	0.50%	18.5%	12/31/2023	3.07	0	0	0.25%	18.8%	12/31/2023	3.21	0	0	0.00%	19.0%
12/31/2022	2.48	0	0	0.50%	-20.8%	12/31/2022	2.59	0	0	0.25%	-20.6%	12/31/2022	2.69	0	0	0.00%	-20.4%
12/31/2021	3.14	0	0	0.50%	17.8%	12/31/2021	3.26	0	0	0.25%	18.1%	12/31/2021	3.38	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.5%
2023	0.7%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,971	$28,100	2,003
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$28,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,970	14,299	$2.03
Band 100	-	-	2.13
Band 75	-	-	2.23
Band 50	-	-	2.34
Band 25	-	-	2.45
Band 0	-	-	2.58
Total	$28,970	14,299

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$570
Mortality & expense charges			(344)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			1,009
Net change in unrealized appreciation (depreciation)			859
Net gain (loss)			1,881

Increase (decrease) in net assets from operations			$2,107

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$234
Net realized gain (loss)		13	140
Realized gain distributions		1,009	539
Net change in unrealized appreciation (depreciation)		859	432

Increase (decrease) in net assets from operations		2,107	1,345

Contract owner transactions:
Proceeds from units sold		902	1,300
Cost of units redeemed		-	(8,042)
Account charges		-	(15)
Increase (decrease)		902	(6,757)
Net increase (decrease)		3,009	(5,412)
Net assets, beginning		25,961	31,373
Net assets, ending		$28,970	$25,961

Units sold		468	704
Units redeemed		-	(4,389)
Net increase (decrease)		468	(3,685)
Units outstanding, beginning		13,831	17,516
Units outstanding, ending		14,299	13,831

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$56,999,165
Cost of units redeemed/account charges			(61,606,312)
Net investment income (loss)			(404,759)
Net realized gain (loss)			531,832
Realized gain distributions			4,508,173
Net change in unrealized appreciation (depreciation)			871
Net assets			$28,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	14	$29	1.25%	7.9%	12/31/2025	$2.13	0	$0	1.00%	8.2%	12/31/2025	$2.23	0	$0	0.75%	8.5%
12/31/2024	1.88	14	26	1.25%	4.8%	12/31/2024	1.96	0	0	1.00%	5.1%	12/31/2024	2.06	0	0	0.75%	5.3%
12/31/2023	1.79	18	31	1.25%	9.7%	12/31/2023	1.87	0	0	1.00%	10.0%	12/31/2023	1.95	0	0	0.75%	10.3%
12/31/2022	1.63	17	28	1.25%	-15.6%	12/31/2022	1.70	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.93	16	32	1.25%	6.7%	12/31/2021	2.01	0	0	1.00%	6.9%	12/31/2021	2.09	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	0.50%	8.7%	12/31/2025	$2.45	0	$0	0.25%	9.0%	12/31/2025	$2.58	0	$0	0.00%	9.3%
12/31/2024	2.15	0	0	0.50%	5.6%	12/31/2024	2.25	0	0	0.25%	5.9%	12/31/2024	2.36	0	0	0.00%	6.1%
12/31/2023	2.04	0	0	0.50%	10.5%	12/31/2023	2.13	0	0	0.25%	10.8%	12/31/2023	2.22	0	0	0.00%	11.1%
12/31/2022	1.84	0	0	0.50%	-15.0%	12/31/2022	1.92	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.17	0	0	0.50%	7.5%	12/31/2021	2.25	0	0	0.25%	7.7%	12/31/2021	2.34	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.1%
2023	2.4%
2022	0.9%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,784	$37,908	2,736
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$36,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,783	19,444	$1.89
Band 100	-	-	1.98
Band 75	-	-	2.08
Band 50	-	-	2.18
Band 25	-	-	2.29
Band 0	-	-	2.40
Total	$36,783	19,444

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,114
Mortality & expense charges			(446)
Net investment income (loss)			668

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,605
Net gain (loss)			1,587

Increase (decrease) in net assets from operations			$2,255

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$668	$689
Net realized gain (loss)		(18)	(29)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,605	336

Increase (decrease) in net assets from operations		2,255	996

Contract owner transactions:
Proceeds from units sold		2	(1)
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2	(1)
Net increase (decrease)		2,257	995
Net assets, beginning		34,526	33,531
Net assets, ending		$36,783	$34,526

Units sold		-	1
Units redeemed		-	(1)
Net increase (decrease)		-	-
Units outstanding, beginning		19,444	19,444
Units outstanding, ending		19,444	19,444

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,254,568
Cost of units redeemed/account charges			(5,585,797)
Net investment income (loss)			21,544
Net realized gain (loss)			52,203
Realized gain distributions			295,389
Net change in unrealized appreciation (depreciation)			(1,124)
Net assets			$36,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	19	$37	1.25%	6.5%	12/31/2025	$1.98	0	$0	1.00%	6.8%	12/31/2025	$2.08	0	$0	0.75%	7.1%
12/31/2024	1.78	19	35	1.25%	3.0%	12/31/2024	1.86	0	0	1.00%	3.2%	12/31/2024	1.94	0	0	0.75%	3.5%
12/31/2023	1.72	19	34	1.25%	7.2%	12/31/2023	1.80	0	0	1.00%	7.4%	12/31/2023	1.88	0	0	0.75%	7.7%
12/31/2022	1.61	20	32	1.25%	-12.2%	12/31/2022	1.68	0	0	1.00%	-12.0%	12/31/2022	1.74	0	0	0.75%	-11.8%
12/31/2021	1.83	20	37	1.25%	4.1%	12/31/2021	1.90	0	0	1.00%	4.3%	12/31/2021	1.98	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	7.3%	12/31/2025	$2.29	0	$0	0.25%	7.6%	12/31/2025	$2.40	0	$0	0.00%	7.9%
12/31/2024	2.04	0	0	0.50%	3.7%	12/31/2024	2.13	0	0	0.25%	4.0%	12/31/2024	2.23	0	0	0.00%	4.3%
12/31/2023	1.96	0	0	0.50%	8.0%	12/31/2023	2.05	0	0	0.25%	8.2%	12/31/2023	2.14	0	0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-11.6%	12/31/2022	1.89	0	0	0.25%	-11.3%	12/31/2022	1.97	0	0	0.00%	-11.1%
12/31/2021	2.05	0	0	0.50%	4.9%	12/31/2021	2.13	0	0	0.25%	5.1%	12/31/2021	2.22	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.3%
2023	3.0%
2022	1.2%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Extended Term Series S Class - 06-223

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,766	$18,537	979
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$18,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,757	7,987	$2.35
Band 100	-	-	2.46
Band 75	-	-	2.58
Band 50	-	-	2.71
Band 25	-	-	2.85
Band 0	-	-	2.99
Total	$18,757	7,987

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$311
Mortality & expense charges			(205)
Net investment income (loss)			106

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			1,402
Net change in unrealized appreciation (depreciation)			(150)
Net gain (loss)			1,267

Increase (decrease) in net assets from operations			$1,373

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106	$109
Net realized gain (loss)		15	34
Realized gain distributions		1,402	300
Net change in unrealized appreciation (depreciation)		(150)	277

Increase (decrease) in net assets from operations		1,373	720

Contract owner transactions:
Proceeds from units sold		2,963	2,506
Cost of units redeemed		(1)	(275)
Account charges		(32)	(32)
Increase (decrease)		2,930	2,199
Net increase (decrease)		4,303	2,919
Net assets, beginning		14,454	11,535
Net assets, ending		$18,757	$14,454

Units sold		1,314	1,177
Units redeemed		(14)	(139)
Net increase (decrease)		1,300	1,038
Units outstanding, beginning		6,687	5,649
Units outstanding, ending		7,987	6,687

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,286,620
Cost of units redeemed/account charges			(8,075,663)
Net investment income (loss)			(140,140)
Net realized gain (loss)			47,543
Realized gain distributions			900,168
Net change in unrealized appreciation (depreciation)			229
Net assets			$18,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	8	$19	1.25%	8.7%	12/31/2025	$2.46	0	$0	1.00%	8.9%	12/31/2025	$2.58	0	$0	0.75%	9.2%
12/31/2024	2.16	7	14	1.25%	5.8%	12/31/2024	2.26	0	0	1.00%	6.1%	12/31/2024	2.37	0	0	0.75%	6.4%
12/31/2023	2.04	6	12	1.25%	11.7%	12/31/2023	2.13	0	0	1.00%	12.0%	12/31/2023	2.23	0	0	0.75%	12.3%
12/31/2022	1.83	13	24	1.25%	-17.8%	12/31/2022	1.90	0	0	1.00%	-17.6%	12/31/2022	1.98	0	0	0.75%	-17.3%
12/31/2021	2.22	12	28	1.25%	9.9%	12/31/2021	2.31	0	0	1.00%	10.2%	12/31/2021	2.40	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	0	$0	0.50%	9.5%	12/31/2025	$2.85	0	$0	0.25%	9.8%	12/31/2025	$2.99	0	$0	0.00%	10.0%
12/31/2024	2.48	0	0	0.50%	6.6%	12/31/2024	2.59	0	0	0.25%	6.9%	12/31/2024	2.71	0	0	0.00%	7.2%
12/31/2023	2.32	0	0	0.50%	12.6%	12/31/2023	2.42	0	0	0.25%	12.9%	12/31/2023	2.53	0	0	0.00%	13.1%
12/31/2022	2.06	0	0	0.50%	-17.1%	12/31/2022	2.15	0	0	0.25%	-16.9%	12/31/2022	2.24	0	0	0.00%	-16.7%
12/31/2021	2.49	0	0	0.50%	10.7%	12/31/2021	2.59	0	0	0.25%	11.0%	12/31/2021	2.69	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.1%
2023	1.1%
2022	0.9%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,606,333	$1,539,695	102,853
Receivables: investments sold	-
Payables: investments purchased	(43,988)
Net assets	$1,562,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,562,345	1,424,761	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$1,562,345	1,424,761

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,168)
Net investment income (loss)			(19,168)

Gain (loss) on investments:
Net realized gain (loss)			50,552
Realized gain distributions			276,283
Net change in unrealized appreciation (depreciation)			(82,403)
Net gain (loss)			244,432

Increase (decrease) in net assets from operations			$225,264

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,168)	$(14,645)
Net realized gain (loss)		50,552	30,766
Realized gain distributions		276,283	61,175
Net change in unrealized appreciation (depreciation)		(82,403)	82,241

Increase (decrease) in net assets from operations		225,264	159,537

Contract owner transactions:
Proceeds from units sold		621,551	279,237
Cost of units redeemed		(558,293)	(223,416)
Account charges		(1,355)	(1,168)
Increase (decrease)		61,903	54,653
Net increase (decrease)		287,167	214,190
Net assets, beginning		1,275,178	1,060,988
Net assets, ending		$1,562,345	$1,275,178

Units sold		692,036	298,196
Units redeemed		(546,861)	(233,251)
Net increase (decrease)		145,175	64,945
Units outstanding, beginning		1,279,586	1,214,641
Units outstanding, ending		1,424,761	1,279,586

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,230,257
Cost of units redeemed/account charges			(1,076,834)
Net investment income (loss)			(52,967)
Net realized gain (loss)			57,793
Realized gain distributions			337,458
Net change in unrealized appreciation (depreciation)			66,638
Net assets			$1,562,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	1,425	$1,562	1.25%	10.0%	12/31/2025	$1.11	0	$0	1.00%	10.3%	12/31/2025	$1.12	0	$0	0.75%	10.6%
12/31/2024	1.00	1,280	1,275	1.25%	14.1%	12/31/2024	1.01	0	0	1.00%	14.4%	12/31/2024	1.02	0	0	0.75%	14.7%
12/31/2023	0.87	1,215	1,061	1.25%	15.5%	12/31/2023	0.88	0	0	1.00%	15.8%	12/31/2023	0.89	0	0	0.75%	16.1%
12/31/2022	0.76	1,138	861	1.25%	-26.8%	12/31/2022	0.76	0	0	1.00%	-26.6%	12/31/2022	0.76	0	0	0.75%	-26.4%
12/31/2021	1.03	0	0	1.25%	3.3%	12/31/2021	1.03	0	0	1.00%	3.5%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	10.9%	12/31/2025	$1.15	0	$0	0.25%	11.1%	12/31/2025	$1.16	0	$0	0.00%	11.4%
12/31/2024	1.03	0	0	0.50%	15.0%	12/31/2024	1.04	0	0	0.25%	15.2%	12/31/2024	1.04	0	0	0.00%	15.5%
12/31/2023	0.89	0	0	0.50%	16.4%	12/31/2023	0.90	0	0	0.25%	16.6%	12/31/2023	0.90	0	0	0.00%	16.9%
12/31/2022	0.77	0	0	0.50%	-26.2%	12/31/2022	0.77	0	0	0.25%	-26.0%	12/31/2022	0.77	0	0	0.00%	-25.8%
12/31/2021	1.04	0	0	0.50%	3.9%	12/31/2021	1.04	0	0	0.25%	4.1%	12/31/2021	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MMutual Core Bond I Institutional Class - 06-7FG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	2.6%	12/31/2025	$1.03	0	$0	1.00%	2.7%	12/31/2025	$1.03	0	$0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	2.9%	12/31/2025	$1.03	0	$0	0.25%	3.0%	12/31/2025	$1.03	0	$0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R3 Class - 06-058

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,756,060	$1,544,789	56,047
Receivables: investments sold	1,603
Payables: investments purchased	-
Net assets	$1,757,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,757,663	759,038	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.45
Band 50	-	-	2.52
Band 25	-	-	2.60
Band 0	-	-	2.67
Total	$1,757,663	759,038

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,237
Mortality & expense charges			(20,185)
Net investment income (loss)			10,052

Gain (loss) on investments:
Net realized gain (loss)			8,592
Realized gain distributions			96,745
Net change in unrealized appreciation (depreciation)			85,496
Net gain (loss)			190,833

Increase (decrease) in net assets from operations			$200,885

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,052	$2,116
Net realized gain (loss)		8,592	10,075
Realized gain distributions		96,745	52,026
Net change in unrealized appreciation (depreciation)		85,496	74,259

Increase (decrease) in net assets from operations		200,885	138,476

Contract owner transactions:
Proceeds from units sold		129,577	113,890
Cost of units redeemed		(78,660)	(114,923)
Account charges		(126)	(288)
Increase (decrease)		50,791	(1,321)
Net increase (decrease)		251,676	137,155
Net assets, beginning		1,505,987	1,368,832
Net assets, ending		$1,757,663	$1,505,987

Units sold		60,243	57,312
Units redeemed		(38,948)	(60,037)
Net increase (decrease)		21,295	(2,725)
Units outstanding, beginning		737,743	740,468
Units outstanding, ending		759,038	737,743

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,015,465
Cost of units redeemed/account charges			(978,214)
Net investment income (loss)			35,907
Net realized gain (loss)			139,818
Realized gain distributions			333,416
Net change in unrealized appreciation (depreciation)			211,271
Net assets			$1,757,663

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	759	$1,758	1.25%	13.4%	12/31/2025	$2.38	0	$0	1.00%	13.7%	12/31/2025	$2.45	0	$0	0.75%	14.0%
12/31/2024	2.04	738	1,506	1.25%	10.4%	12/31/2024	2.10	0	0	1.00%	10.7%	12/31/2024	2.15	0	0	0.75%	11.0%
12/31/2023	1.85	740	1,369	1.25%	14.5%	12/31/2023	1.89	0	0	1.00%	14.8%	12/31/2023	1.94	0	0	0.75%	15.1%
12/31/2022	1.61	735	1,186	1.25%	-18.1%	12/31/2022	1.65	0	0	1.00%	-17.9%	12/31/2022	1.68	0	0	0.75%	-17.7%
12/31/2021	1.97	727	1,433	1.25%	17.4%	12/31/2021	2.01	0	0	1.00%	17.7%	12/31/2021	2.05	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	0	$0	0.50%	14.3%	12/31/2025	$2.60	0	$0	0.25%	14.6%	12/31/2025	$2.67	0	$0	0.00%	14.9%
12/31/2024	2.21	0	0	0.50%	11.3%	12/31/2024	2.27	0	0	0.25%	11.5%	12/31/2024	2.33	0	0	0.00%	11.8%
12/31/2023	1.99	0	0	0.50%	15.4%	12/31/2023	2.03	0	0	0.25%	15.7%	12/31/2023	2.08	0	0	0.00%	16.0%
12/31/2022	1.72	0	0	0.50%	-17.5%	12/31/2022	1.76	0	0	0.25%	-17.3%	12/31/2022	1.80	0	0	0.00%	-17.1%
12/31/2021	2.09	0	0	0.50%	18.3%	12/31/2021	2.13	0	0	0.25%	18.6%	12/31/2021	2.17	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.4%
2023	1.0%
2022	1.5%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth R2 Class - 06-74Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,138	$77,802	3,006
Receivables: investments sold	224
Payables: investments purchased	-
Net assets	$68,362

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,362	70,749	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$68,362	70,749

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(959)
Net investment income (loss)			(959)

Gain (loss) on investments:
Net realized gain (loss)			3,282
Realized gain distributions			10,620
Net change in unrealized appreciation (depreciation)			(9,664)
Net gain (loss)			4,238

Increase (decrease) in net assets from operations			$3,279

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(959)	$-
Net realized gain (loss)		3,282	-
Realized gain distributions		10,620	-
Net change in unrealized appreciation (depreciation)		(9,664)	-

Increase (decrease) in net assets from operations		3,279	-

Contract owner transactions:
Proceeds from units sold		120,606	-
Cost of units redeemed		(55,324)	-
Account charges		(199)	-
Increase (decrease)		65,083	-
Net increase (decrease)		68,362	-
Net assets, beginning		-	-
Net assets, ending		$68,362	$-

Units sold		126,045	-
Units redeemed		(55,296)	-
Net increase (decrease)		70,749	-
Units outstanding, beginning		-	-
Units outstanding, ending		70,749	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$120,606
Cost of units redeemed/account charges			(55,523)
Net investment income (loss)			(959)
Net realized gain (loss)			3,282
Realized gain distributions			10,620
Net change in unrealized appreciation (depreciation)			(9,664)
Net assets			$68,362

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	71	$68	1.25%	1.8%	12/31/2025	$0.97	0	$0	1.00%	2.1%	12/31/2025	$0.97	0	$0	0.75%	2.3%
12/31/2024	0.95	0	0	1.25%	-5.1%	12/31/2024	0.95	0	0	1.00%	-5.1%	12/31/2024	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	0.50%	2.6%	12/31/2025	$0.98	0	$0	0.25%	2.9%	12/31/2025	$0.98	0	$0	0.00%	3.1%
12/31/2024	0.95	0	0	0.50%	-5.1%	12/31/2024	0.95	0	0	0.25%	-5.1%	12/31/2024	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund A Class - 06-365

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,428,739	$2,457,177	96,399
Receivables: investments sold	6,308
Payables: investments purchased	-
Net assets	$2,435,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,435,047	581,042	$4.19
Band 100	-	-	4.43
Band 75	-	-	4.68
Band 50	-	-	4.95
Band 25	-	-	5.24
Band 0	-	-	5.63
Total	$2,435,047	581,042

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,588)
Net investment income (loss)			(35,588)

Gain (loss) on investments:
Net realized gain (loss)			197,970
Realized gain distributions			348,445
Net change in unrealized appreciation (depreciation)			(433,197)
Net gain (loss)			113,218

Increase (decrease) in net assets from operations			$77,630

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,588)	$(42,385)
Net realized gain (loss)		197,970	540,441
Realized gain distributions		348,445	230,509
Net change in unrealized appreciation (depreciation)		(433,197)	(309,743)

Increase (decrease) in net assets from operations		77,630	418,822

Contract owner transactions:
Proceeds from units sold		381,201	572,762
Cost of units redeemed		(1,206,384)	(3,900,428)
Account charges		(1,367)	(3,848)
Increase (decrease)		(826,550)	(3,331,514)
Net increase (decrease)		(748,920)	(2,912,692)
Net assets, beginning		3,183,967	6,096,659
Net assets, ending		$2,435,047	$3,183,967

Units sold		108,227	147,181
Units redeemed		(302,932)	(1,049,663)
Net increase (decrease)		(194,705)	(902,482)
Units outstanding, beginning		775,747	1,678,229
Units outstanding, ending		581,042	775,747

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,047,536
Cost of units redeemed/account charges			(53,183,688)
Net investment income (loss)			(1,247,815)
Net realized gain (loss)			10,147,805
Realized gain distributions			2,699,647
Net change in unrealized appreciation (depreciation)			(28,438)
Net assets			$2,435,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.19	581	$2,435	1.25%	2.1%	12/31/2025	$4.43	0	$0	1.00%	2.4%	12/31/2025	$4.68	0	$0	0.75%	2.6%
12/31/2024	4.10	776	3,184	1.25%	13.0%	12/31/2024	4.33	0	0	1.00%	13.3%	12/31/2024	4.56	0	0	0.75%	13.6%
12/31/2023	3.63	1,678	6,097	1.25%	19.5%	12/31/2023	3.82	0	0	1.00%	19.8%	12/31/2023	4.02	0	0	0.75%	20.1%
12/31/2022	3.04	2,334	7,097	1.25%	-29.4%	12/31/2022	3.19	0	0	1.00%	-29.2%	12/31/2022	3.35	0	0	0.75%	-29.1%
12/31/2021	4.31	3,148	13,556	1.25%	12.3%	12/31/2021	4.51	0	0	1.00%	12.6%	12/31/2021	4.72	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.95	0	$0	0.50%	2.9%	12/31/2025	$5.24	0	$0	0.25%	3.1%	12/31/2025	$5.63	0	$0	0.00%	3.4%
12/31/2024	4.81	0	0	0.50%	13.8%	12/31/2024	5.08	0	0	0.25%	14.1%	12/31/2024	5.44	0	0	0.00%	14.4%
12/31/2023	4.23	0	0	0.50%	20.4%	12/31/2023	4.45	0	0	0.25%	20.7%	12/31/2023	4.76	0	0	0.00%	21.0%
12/31/2022	3.51	0	0	0.50%	-28.9%	12/31/2022	3.69	0	0	0.25%	-28.7%	12/31/2022	3.93	0	0	0.00%	-28.5%
12/31/2021	4.94	0	0	0.50%	13.2%	12/31/2021	5.17	0	0	0.25%	13.5%	12/31/2021	5.50	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R2 Class - 06-074

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,002	$169,619	5,786
Receivables: investments sold	160
Payables: investments purchased	-
Net assets	$178,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,162	79,192	$2.25
Band 100	-	-	2.32
Band 75	-	-	2.38
Band 50	-	-	2.45
Band 25	-	-	2.52
Band 0	-	-	2.60
Total	$178,162	79,192

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,625
Mortality & expense charges			(1,736)
Net investment income (loss)			889

Gain (loss) on investments:
Net realized gain (loss)			4,850
Realized gain distributions			9,961
Net change in unrealized appreciation (depreciation)			(758)
Net gain (loss)			14,053

Increase (decrease) in net assets from operations			$14,942

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$889	$(194)
Net realized gain (loss)		4,850	3,785
Realized gain distributions		9,961	5,625
Net change in unrealized appreciation (depreciation)		(758)	6,331

Increase (decrease) in net assets from operations		14,942	15,547

Contract owner transactions:
Proceeds from units sold		66,671	91,551
Cost of units redeemed		(63,270)	(88,564)
Account charges		-	-
Increase (decrease)		3,401	2,987
Net increase (decrease)		18,343	18,534
Net assets, beginning		159,819	141,285
Net assets, ending		$178,162	$159,819

Units sold		30,366	50,047
Units redeemed		(31,549)	(47,954)
Net increase (decrease)		(1,183)	2,093
Units outstanding, beginning		80,375	78,282
Units outstanding, ending		79,192	80,375

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$406,141
Cost of units redeemed/account charges			(278,624)
Net investment income (loss)			393
Net realized gain (loss)			16,412
Realized gain distributions			25,457
Net change in unrealized appreciation (depreciation)			8,383
Net assets			$178,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	79	$178	1.25%	13.1%	12/31/2025	$2.32	0	$0	1.00%	13.4%	12/31/2025	$2.38	0	$0	0.75%	13.7%
12/31/2024	1.99	80	160	1.25%	10.2%	12/31/2024	2.04	0	0	1.00%	10.5%	12/31/2024	2.10	0	0	0.75%	10.7%
12/31/2023	1.80	78	141	1.25%	14.2%	12/31/2023	1.85	0	0	1.00%	14.5%	12/31/2023	1.89	0	0	0.75%	14.8%
12/31/2022	1.58	24	38	1.25%	-18.3%	12/31/2022	1.61	0	0	1.00%	-18.1%	12/31/2022	1.65	0	0	0.75%	-17.9%
12/31/2021	1.93	40	78	1.25%	17.1%	12/31/2021	1.97	0	0	1.00%	17.4%	12/31/2021	2.01	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	14.0%	12/31/2025	$2.52	0	$0	0.25%	14.3%	12/31/2025	$2.60	0	$0	0.00%	14.6%
12/31/2024	2.15	0	0	0.50%	11.0%	12/31/2024	2.21	0	0	0.25%	11.3%	12/31/2024	2.27	0	0	0.00%	11.6%
12/31/2023	1.94	0	0	0.50%	15.1%	12/31/2023	1.98	0	0	0.25%	15.4%	12/31/2023	2.03	0	0	0.00%	15.7%
12/31/2022	1.68	0	0	0.50%	-17.7%	12/31/2022	1.72	0	0	0.25%	-17.5%	12/31/2022	1.76	0	0	0.00%	-17.3%
12/31/2021	2.05	0	0	0.50%	18.0%	12/31/2021	2.09	0	0	0.25%	18.3%	12/31/2021	2.12	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.2%
2023	0.7%
2022	1.0%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R3 Class - 06-891

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,555,691	$1,626,212	52,107
Receivables: investments sold	1,280
Payables: investments purchased	-
Net assets	$1,556,971

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,556,971	708,655	$2.20
Band 100	-	-	2.26
Band 75	-	-	2.32
Band 50	-	-	2.39
Band 25	-	-	2.45
Band 0	-	-	2.52
Total	$1,556,971	708,655

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,529
Mortality & expense charges			(17,370)
Net investment income (loss)			2,159

Gain (loss) on investments:
Net realized gain (loss)			(9,515)
Realized gain distributions			99,876
Net change in unrealized appreciation (depreciation)			(22,549)
Net gain (loss)			67,812

Increase (decrease) in net assets from operations			$69,971

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,159	$(3,367)
Net realized gain (loss)		(9,515)	162,423
Realized gain distributions		99,876	121,304
Net change in unrealized appreciation (depreciation)		(22,549)	(159,660)

Increase (decrease) in net assets from operations		69,971	120,700

Contract owner transactions:
Proceeds from units sold		650,879	853,555
Cost of units redeemed		(401,575)	(1,023,454)
Account charges		(3,069)	(2,050)
Increase (decrease)		246,235	(171,949)
Net increase (decrease)		316,206	(51,249)
Net assets, beginning		1,240,765	1,292,014
Net assets, ending		$1,556,971	$1,240,765

Units sold		314,017	414,735
Units redeemed		(197,041)	(514,622)
Net increase (decrease)		116,976	(99,887)
Units outstanding, beginning		591,679	691,566
Units outstanding, ending		708,655	591,679

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,559,330
Cost of units redeemed/account charges			(18,626,972)
Net investment income (loss)			(106,695)
Net realized gain (loss)			2,052,625
Realized gain distributions			749,204
Net change in unrealized appreciation (depreciation)			(70,521)
Net assets			$1,556,971

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	709	$1,557	1.25%	4.8%	12/31/2025	$2.26	0	$0	1.00%	5.0%	12/31/2025	$2.32	0	$0	0.75%	5.3%
12/31/2024	2.10	592	1,241	1.25%	12.2%	12/31/2024	2.15	0	0	1.00%	12.5%	12/31/2024	2.21	0	0	0.75%	12.8%
12/31/2023	1.87	692	1,292	1.25%	11.1%	12/31/2023	1.91	0	0	1.00%	11.4%	12/31/2023	1.95	0	0	0.75%	11.7%
12/31/2022	1.68	877	1,475	1.25%	-10.1%	12/31/2022	1.72	0	0	1.00%	-9.9%	12/31/2022	1.75	0	0	0.75%	-9.7%
12/31/2021	1.87	1,551	2,901	1.25%	28.9%	12/31/2021	1.90	0	0	1.00%	29.2%	12/31/2021	1.94	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	0	$0	0.50%	5.6%	12/31/2025	$2.45	0	$0	0.25%	5.8%	12/31/2025	$2.52	0	$0	0.00%	6.1%
12/31/2024	2.26	0	0	0.50%	13.1%	12/31/2024	2.32	0	0	0.25%	13.4%	12/31/2024	2.38	0	0	0.00%	13.7%
12/31/2023	2.00	0	0	0.50%	12.0%	12/31/2023	2.05	0	0	0.25%	12.2%	12/31/2023	2.09	0	0	0.00%	12.5%
12/31/2022	1.79	0	0	0.50%	-9.4%	12/31/2022	1.82	0	0	0.25%	-9.2%	12/31/2022	1.86	0	0	0.00%	-9.0%
12/31/2021	1.97	0	0	0.50%	29.9%	12/31/2021	2.01	0	0	0.25%	30.2%	12/31/2021	2.04	0	0	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	0.9%
2023	1.2%
2022	0.9%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R2 Class - 06-075

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,098	$360,499	22,620
Receivables: investments sold	311
Payables: investments purchased	-
Net assets	$364,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$364,409	245,587	$1.48
Band 100	-	-	1.53
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.66
Band 0	-	-	1.71
Total	$364,409	245,587

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,433
Mortality & expense charges			(4,741)
Net investment income (loss)			6,692

Gain (loss) on investments:
Net realized gain (loss)			2,605
Realized gain distributions			11,069
Net change in unrealized appreciation (depreciation)			8,700
Net gain (loss)			22,374

Increase (decrease) in net assets from operations			$29,066

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,692	$6,121
Net realized gain (loss)		2,605	5,564
Realized gain distributions		11,069	13,384
Net change in unrealized appreciation (depreciation)		8,700	(1,884)

Increase (decrease) in net assets from operations		29,066	23,185

Contract owner transactions:
Proceeds from units sold		28,564	70,266
Cost of units redeemed		(56,818)	(247,319)
Account charges		(163)	(280)
Increase (decrease)		(28,417)	(177,333)
Net increase (decrease)		649	(154,148)
Net assets, beginning		363,760	517,908
Net assets, ending		$364,409	$363,760

Units sold		20,022	54,977
Units redeemed		(38,935)	(185,965)
Net increase (decrease)		(18,913)	(130,988)
Units outstanding, beginning		264,500	395,488
Units outstanding, ending		245,587	264,500

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,092,292
Cost of units redeemed/account charges			(852,862)
Net investment income (loss)			31,941
Net realized gain (loss)			37,983
Realized gain distributions			51,456
Net change in unrealized appreciation (depreciation)			3,599
Net assets			$364,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	246	$364	1.25%	7.9%	12/31/2025	$1.53	0	$0	1.00%	8.2%	12/31/2025	$1.57	0	$0	0.75%	8.4%
12/31/2024	1.38	264	364	1.25%	5.0%	12/31/2024	1.41	0	0	1.00%	5.3%	12/31/2024	1.45	0	0	0.75%	5.5%
12/31/2023	1.31	395	518	1.25%	8.8%	12/31/2023	1.34	0	0	1.00%	9.0%	12/31/2023	1.37	0	0	0.75%	9.3%
12/31/2022	1.20	312	375	1.25%	-14.8%	12/31/2022	1.23	0	0	1.00%	-14.5%	12/31/2022	1.26	0	0	0.75%	-14.3%
12/31/2021	1.41	291	411	1.25%	6.3%	12/31/2021	1.44	0	0	1.00%	6.5%	12/31/2021	1.47	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	8.7%	12/31/2025	$1.66	0	$0	0.25%	9.0%	12/31/2025	$1.71	0	$0	0.00%	9.3%
12/31/2024	1.49	0	0	0.50%	5.8%	12/31/2024	1.53	0	0	0.25%	6.1%	12/31/2024	1.57	0	0	0.00%	6.3%
12/31/2023	1.41	0	0	0.50%	9.6%	12/31/2023	1.44	0	0	0.25%	9.8%	12/31/2023	1.47	0	0	0.00%	10.1%
12/31/2022	1.28	0	0	0.50%	-14.1%	12/31/2022	1.31	0	0	0.25%	-13.9%	12/31/2022	1.34	0	0	0.00%	-13.7%
12/31/2021	1.49	0	0	0.50%	7.1%	12/31/2021	1.52	0	0	0.25%	7.3%	12/31/2021	1.55	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.7%
2023	2.4%
2022	2.2%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R2 Class - 06-922

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$842,368	$866,132	28,939
Receivables: investments sold	1,511
Payables: investments purchased	-
Net assets	$843,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$843,879	394,863	$2.14
Band 100	-	-	2.20
Band 75	-	-	2.26
Band 50	-	-	2.32
Band 25	-	-	2.39
Band 0	-	-	2.45
Total	$843,879	394,863

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,479
Mortality & expense charges			(10,156)
Net investment income (loss)			(1,677)

Gain (loss) on investments:
Net realized gain (loss)			11,468
Realized gain distributions			54,929
Net change in unrealized appreciation (depreciation)			(25,373)
Net gain (loss)			41,024

Increase (decrease) in net assets from operations			$39,347

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,677)	$(6,790)
Net realized gain (loss)		11,468	70,852
Realized gain distributions		54,929	109,498
Net change in unrealized appreciation (depreciation)		(25,373)	(48,562)

Increase (decrease) in net assets from operations		39,347	124,998

Contract owner transactions:
Proceeds from units sold		130,609	351,410
Cost of units redeemed		(233,317)	(617,199)
Account charges		(1,839)	(2,467)
Increase (decrease)		(104,547)	(268,256)
Net increase (decrease)		(65,200)	(143,258)
Net assets, beginning		909,079	1,052,337
Net assets, ending		$843,879	$909,079

Units sold		64,028	172,755
Units redeemed		(113,787)	(304,435)
Net increase (decrease)		(49,759)	(131,680)
Units outstanding, beginning		444,622	576,302
Units outstanding, ending		394,863	444,622

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,437,015
Cost of units redeemed/account charges			(13,795,832)
Net investment income (loss)			(96,112)
Net realized gain (loss)			1,778,073
Realized gain distributions			544,499
Net change in unrealized appreciation (depreciation)			(23,764)
Net assets			$843,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	395	$844	1.25%	4.5%	12/31/2025	$2.20	0	$0	1.00%	4.8%	12/31/2025	$2.26	0	$0	0.75%	5.0%
12/31/2024	2.04	445	909	1.25%	12.0%	12/31/2024	2.10	0	0	1.00%	12.3%	12/31/2024	2.15	0	0	0.75%	12.5%
12/31/2023	1.83	576	1,052	1.25%	10.9%	12/31/2023	1.87	0	0	1.00%	11.1%	12/31/2023	1.91	0	0	0.75%	11.4%
12/31/2022	1.65	613	1,010	1.25%	-10.3%	12/31/2022	1.68	0	0	1.00%	-10.1%	12/31/2022	1.71	0	0	0.75%	-9.9%
12/31/2021	1.84	650	1,193	1.25%	28.5%	12/31/2021	1.87	0	0	1.00%	28.8%	12/31/2021	1.90	0	0	0.75%	29.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	5.3%	12/31/2025	$2.39	0	$0	0.25%	5.6%	12/31/2025	$2.45	0	$0	0.00%	5.8%
12/31/2024	2.20	0	0	0.50%	12.8%	12/31/2024	2.26	0	0	0.25%	13.1%	12/31/2024	2.32	0	0	0.00%	13.4%
12/31/2023	1.95	0	0	0.50%	11.7%	12/31/2023	2.00	0	0	0.25%	12.0%	12/31/2023	2.04	0	0	0.00%	12.3%
12/31/2022	1.75	0	0	0.50%	-9.6%	12/31/2022	1.79	0	0	0.25%	-9.4%	12/31/2022	1.82	0	0	0.00%	-9.2%
12/31/2021	1.94	0	0	0.50%	29.5%	12/31/2021	1.97	0	0	0.25%	29.8%	12/31/2021	2.01	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.8%
2023	1.0%
2022	1.1%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R3 Class - 06-059

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,053,966	$1,079,642	63,625
Receivables: investments sold	945
Payables: investments purchased	-
Net assets	$1,054,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,054,911	690,497	$1.53
Band 100	-	-	1.57
Band 75	-	-	1.62
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.76
Total	$1,054,911	690,497

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,488
Mortality & expense charges			(12,965)
Net investment income (loss)			20,523

Gain (loss) on investments:
Net realized gain (loss)			(8,392)
Realized gain distributions			31,217
Net change in unrealized appreciation (depreciation)			36,449
Net gain (loss)			59,274

Increase (decrease) in net assets from operations			$79,797

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,523	$19,097
Net realized gain (loss)		(8,392)	(18,100)
Realized gain distributions		31,217	38,981
Net change in unrealized appreciation (depreciation)		36,449	13,837

Increase (decrease) in net assets from operations		79,797	53,815

Contract owner transactions:
Proceeds from units sold		70,293	147,556
Cost of units redeemed		(182,827)	(356,113)
Account charges		(135)	(377)
Increase (decrease)		(112,669)	(208,934)
Net increase (decrease)		(32,872)	(155,119)
Net assets, beginning		1,087,783	1,242,902
Net assets, ending		$1,054,911	$1,087,783

Units sold		47,898	105,231
Units redeemed		(127,920)	(261,248)
Net increase (decrease)		(80,022)	(156,017)
Units outstanding, beginning		770,519	926,536
Units outstanding, ending		690,497	770,519

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,093,654
Cost of units redeemed/account charges			(4,458,421)
Net investment income (loss)			128,420
Net realized gain (loss)			137,982
Realized gain distributions			178,952
Net change in unrealized appreciation (depreciation)			(25,676)
Net assets			$1,054,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	690	$1,055	1.25%	8.2%	12/31/2025	$1.57	0	$0	1.00%	8.5%	12/31/2025	$1.62	0	$0	0.75%	8.8%
12/31/2024	1.41	771	1,088	1.25%	5.2%	12/31/2024	1.45	0	0	1.00%	5.5%	12/31/2024	1.49	0	0	0.75%	5.8%
12/31/2023	1.34	927	1,243	1.25%	9.1%	12/31/2023	1.37	0	0	1.00%	9.4%	12/31/2023	1.41	0	0	0.75%	9.6%
12/31/2022	1.23	818	1,006	1.25%	-14.6%	12/31/2022	1.26	0	0	1.00%	-14.4%	12/31/2022	1.28	0	0	0.75%	-14.1%
12/31/2021	1.44	1,320	1,901	1.25%	6.5%	12/31/2021	1.47	0	0	1.00%	6.8%	12/31/2021	1.49	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	9.0%	12/31/2025	$1.71	0	$0	0.25%	9.3%	12/31/2025	$1.76	0	$0	0.00%	9.6%
12/31/2024	1.53	0	0	0.50%	6.0%	12/31/2024	1.57	0	0	0.25%	6.3%	12/31/2024	1.61	0	0	0.00%	6.6%
12/31/2023	1.44	0	0	0.50%	9.9%	12/31/2023	1.48	0	0	0.25%	10.2%	12/31/2023	1.51	0	0	0.00%	10.5%
12/31/2022	1.31	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.37	0	0	0.00%	-13.5%
12/31/2021	1.52	0	0	0.50%	7.3%	12/31/2021	1.55	0	0	0.25%	7.6%	12/31/2021	1.58	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.8%
2023	2.6%
2022	1.8%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R2 Class - 06-077 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.83
Band 50	-	-	1.89
Band 25	-	-	1.94
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$843,390
Cost of units redeemed/account charges			(1,018,270)
Net investment income (loss)			17,473
Net realized gain (loss)			62,901
Realized gain distributions			94,506
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	1.25%	10.0%	12/31/2025	$1.78	0	$0	1.00%	10.3%	12/31/2025	$1.83	0	$0	0.75%	10.6%
12/31/2024	1.57	0	0	1.25%	6.8%	12/31/2024	1.62	0	0	1.00%	7.1%	12/31/2024	1.66	0	0	0.75%	7.3%
12/31/2023	1.47	0	0	1.25%	10.8%	12/31/2023	1.51	0	0	1.00%	11.1%	12/31/2023	1.55	0	0	0.75%	11.4%
12/31/2022	1.33	0	0	1.25%	-16.5%	12/31/2022	1.36	0	0	1.00%	-16.3%	12/31/2022	1.39	0	0	0.75%	-16.1%
12/31/2021	1.59	519	826	1.25%	10.1%	12/31/2021	1.62	0	0	1.00%	10.4%	12/31/2021	1.65	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	10.8%	12/31/2025	$1.94	0	$0	0.25%	11.1%	12/31/2025	$2.00	0	$0	0.00%	11.4%
12/31/2024	1.70	0	0	0.50%	7.6%	12/31/2024	1.75	0	0	0.25%	7.9%	12/31/2024	1.79	0	0	0.00%	8.2%
12/31/2023	1.58	0	0	0.50%	11.6%	12/31/2023	1.62	0	0	0.25%	11.9%	12/31/2023	1.66	0	0	0.00%	12.2%
12/31/2022	1.42	0	0	0.50%	-15.8%	12/31/2022	1.45	0	0	0.25%	-15.6%	12/31/2022	1.48	0	0	0.00%	-15.4%
12/31/2021	1.68	0	0	0.50%	10.9%	12/31/2021	1.72	0	0	0.25%	11.2%	12/31/2021	1.75	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.5%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R2 Class - 06-013

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.41
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$74
Mortality & expense charges			(19)
Net investment income (loss)			55

Gain (loss) on investments:
Net realized gain (loss)			147
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(47)
Net gain (loss)			100

Increase (decrease) in net assets from operations			$155

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55	$157
Net realized gain (loss)		147	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(47)	1

Increase (decrease) in net assets from operations		155	158

Contract owner transactions:
Proceeds from units sold		531	567
Cost of units redeemed		(4,087)	(29)
Account charges		(4)	-
Increase (decrease)		(3,560)	538
Net increase (decrease)		(3,405)	696
Net assets, beginning		3,405	2,709
Net assets, ending		$-	$3,405

Units sold		441	485
Units redeemed		(3,280)	(24)
Net increase (decrease)		(2,839)	461
Units outstanding, beginning		2,839	2,378
Units outstanding, ending		-	2,839

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,565
Cost of units redeemed/account charges			(4,909)
Net investment income (loss)			394
Net realized gain (loss)			(50)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	1.25%	10.6%	12/31/2025	$1.37	0	$0	1.00%	10.9%	12/31/2025	$1.41	0	$0	0.75%	11.1%
12/31/2024	1.20	3	3	1.25%	5.3%	12/31/2024	1.23	0	0	1.00%	5.6%	12/31/2024	1.27	0	0	0.75%	5.8%
12/31/2023	1.14	2	3	1.25%	8.6%	12/31/2023	1.17	0	0	1.00%	8.8%	12/31/2023	1.20	0	0	0.75%	9.1%
12/31/2022	1.05	1	1	1.25%	-16.4%	12/31/2022	1.07	0	0	1.00%	-16.2%	12/31/2022	1.10	0	0	0.75%	-16.0%
12/31/2021	1.25	1	1	1.25%	-4.1%	12/31/2021	1.28	0	0	1.00%	-3.8%	12/31/2021	1.31	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	11.4%	12/31/2025	$1.50	0	$0	0.25%	11.7%	12/31/2025	$1.55	0	$0	0.00%	12.0%
12/31/2024	1.31	0	0	0.50%	6.1%	12/31/2024	1.35	0	0	0.25%	6.4%	12/31/2024	1.39	0	0	0.00%	6.6%
12/31/2023	1.23	0	0	0.50%	9.4%	12/31/2023	1.27	0	0	0.25%	9.7%	12/31/2023	1.30	0	0	0.00%	9.9%
12/31/2022	1.13	0	0	0.50%	-15.8%	12/31/2022	1.15	0	0	0.25%	-15.6%	12/31/2022	1.18	0	0	0.00%	-15.3%
12/31/2021	1.34	0	0	0.50%	-3.4%	12/31/2021	1.37	0	0	0.25%	-3.1%	12/31/2021	1.40	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	6.4%
2023	4.2%
2022	5.6%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R3 Class - 06-061

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,562,251	$4,391,504	232,034
Receivables: investments sold	4,189
Payables: investments purchased	-
Net assets	$4,566,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,566,440	2,562,173	$1.78
Band 100	-	-	1.83
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	2.00
Band 0	-	-	2.06
Total	$4,566,440	2,562,173

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$122,428
Mortality & expense charges			(53,433)
Net investment income (loss)			68,995

Gain (loss) on investments:
Net realized gain (loss)			13,961
Realized gain distributions			214,463
Net change in unrealized appreciation (depreciation)			119,319
Net gain (loss)			347,743

Increase (decrease) in net assets from operations			$416,738

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,995	$49,262
Net realized gain (loss)		13,961	38,668
Realized gain distributions		214,463	163,338
Net change in unrealized appreciation (depreciation)		119,319	17,528

Increase (decrease) in net assets from operations		416,738	268,796

Contract owner transactions:
Proceeds from units sold		428,188	448,623
Cost of units redeemed		(200,904)	(434,815)
Account charges		(11)	(67)
Increase (decrease)		227,273	13,741
Net increase (decrease)		644,011	282,537
Net assets, beginning		3,922,429	3,639,892
Net assets, ending		$4,566,440	$3,922,429

Units sold		253,437	282,489
Units redeemed		(119,542)	(267,009)
Net increase (decrease)		133,895	15,480
Units outstanding, beginning		2,428,278	2,412,798
Units outstanding, ending		2,562,173	2,428,278

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,444,616
Cost of units redeemed/account charges			(3,343,722)
Net investment income (loss)			291,051
Net realized gain (loss)			202,441
Realized gain distributions			801,307
Net change in unrealized appreciation (depreciation)			170,747
Net assets			$4,566,440

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	2,562	$4,566	1.25%	10.3%	12/31/2025	$1.83	0	$0	1.00%	10.6%	12/31/2025	$1.89	0	$0	0.75%	10.9%
12/31/2024	1.62	2,428	3,922	1.25%	7.1%	12/31/2024	1.66	0	0	1.00%	7.3%	12/31/2024	1.70	0	0	0.75%	7.6%
12/31/2023	1.51	2,413	3,640	1.25%	11.1%	12/31/2023	1.54	0	0	1.00%	11.4%	12/31/2023	1.58	0	0	0.75%	11.7%
12/31/2022	1.36	2,657	3,608	1.25%	-16.3%	12/31/2022	1.39	0	0	1.00%	-16.1%	12/31/2022	1.42	0	0	0.75%	-15.8%
12/31/2021	1.62	2,677	4,341	1.25%	10.3%	12/31/2021	1.65	0	0	1.00%	10.6%	12/31/2021	1.68	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	11.2%	12/31/2025	$2.00	0	$0	0.25%	11.4%	12/31/2025	$2.06	0	$0	0.00%	11.7%
12/31/2024	1.75	0	0	0.50%	7.9%	12/31/2024	1.79	0	0	0.25%	8.2%	12/31/2024	1.84	0	0	0.00%	8.4%
12/31/2023	1.62	0	0	0.50%	11.9%	12/31/2023	1.66	0	0	0.25%	12.2%	12/31/2023	1.70	0	0	0.00%	12.5%
12/31/2022	1.45	0	0	0.50%	-15.6%	12/31/2022	1.48	0	0	0.25%	-15.4%	12/31/2022	1.51	0	0	0.00%	-15.2%
12/31/2021	1.72	0	0	0.50%	11.1%	12/31/2021	1.75	0	0	0.25%	11.4%	12/31/2021	1.78	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.6%
2023	2.1%
2022	2.2%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R3 Class - 06-014 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.41
Band 75	-	-	1.46
Band 50	-	-	1.50
Band 25	-	-	1.55
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,639,683
Cost of units redeemed/account charges			(4,781,687)
Net investment income (loss)			58,439
Net realized gain (loss)			80,977
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	1.25%	10.9%	12/31/2025	$1.41	0	$0	1.00%	11.2%	12/31/2025	$1.46	0	$0	0.75%	11.4%
12/31/2024	1.23	0	0	1.25%	5.6%	12/31/2024	1.27	0	0	1.00%	5.8%	12/31/2024	1.31	0	0	0.75%	6.1%
12/31/2023	1.17	0	0	1.25%	8.8%	12/31/2023	1.20	0	0	1.00%	9.0%	12/31/2023	1.23	0	0	0.75%	9.3%
12/31/2022	1.07	0	0	1.25%	-16.1%	12/31/2022	1.10	0	0	1.00%	-15.9%	12/31/2022	1.13	0	0	0.75%	-15.7%
12/31/2021	1.28	0	0	1.25%	-3.9%	12/31/2021	1.31	0	0	1.00%	-3.6%	12/31/2021	1.34	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	11.7%	12/31/2025	$1.55	0	$0	0.25%	12.0%	12/31/2025	$1.60	0	$0	0.00%	12.3%
12/31/2024	1.35	0	0	0.50%	6.4%	12/31/2024	1.38	0	0	0.25%	6.6%	12/31/2024	1.43	0	0	0.00%	6.9%
12/31/2023	1.26	0	0	0.50%	9.6%	12/31/2023	1.30	0	0	0.25%	9.9%	12/31/2023	1.33	0	0	0.00%	10.1%
12/31/2022	1.15	0	0	0.50%	-15.5%	12/31/2022	1.18	0	0	0.25%	-15.3%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	-3.1%	12/31/2021	1.39	0	0	0.25%	-2.9%	12/31/2021	1.42	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R3 Class - 06-299

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,702	$41,166	1,638
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$45,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,738	16,043	$2.85
Band 100	-	-	2.96
Band 75	-	-	3.07
Band 50	-	-	3.18
Band 25	-	-	3.30
Band 0	-	-	3.42
Total	$45,738	16,043

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,384)
Net investment income (loss)			(3,384)

Gain (loss) on investments:
Net realized gain (loss)			22,208
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,210
Net gain (loss)			29,418

Increase (decrease) in net assets from operations			$26,034

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,384)	$(4,780)
Net realized gain (loss)		22,208	(1,631)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,210	24,489

Increase (decrease) in net assets from operations		26,034	18,078

Contract owner transactions:
Proceeds from units sold		20,161	32,274
Cost of units redeemed		(354,913)	(73,053)
Account charges		(7)	(36)
Increase (decrease)		(334,759)	(40,815)
Net increase (decrease)		(308,725)	(22,737)
Net assets, beginning		354,463	377,200
Net assets, ending		$45,738	$354,463

Units sold		7,758	12,634
Units redeemed		(129,680)	(28,440)
Net increase (decrease)		(121,922)	(15,806)
Units outstanding, beginning		137,965	153,771
Units outstanding, ending		16,043	137,965

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,107,158
Cost of units redeemed/account charges			(2,911,291)
Net investment income (loss)			(55,708)
Net realized gain (loss)			(450,297)
Realized gain distributions			351,340
Net change in unrealized appreciation (depreciation)			4,536
Net assets			$45,738

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.85	16	$46	1.25%	11.0%	12/31/2025	$2.96	0	$0	1.00%	11.2%	12/31/2025	$3.07	0	$0	0.75%	11.5%
12/31/2024	2.57	138	354	1.25%	4.7%	12/31/2024	2.66	0	0	1.00%	5.0%	12/31/2024	2.75	0	0	0.75%	5.3%
12/31/2023	2.45	154	377	1.25%	12.6%	12/31/2023	2.53	0	0	1.00%	12.8%	12/31/2023	2.61	0	0	0.75%	13.1%
12/31/2022	2.18	227	494	1.25%	-30.7%	12/31/2022	2.24	0	0	1.00%	-30.5%	12/31/2022	2.31	0	0	0.75%	-30.3%
12/31/2021	3.14	331	1,040	1.25%	0.0%	12/31/2021	3.23	0	0	1.00%	0.3%	12/31/2021	3.31	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.18	0	$0	0.50%	11.8%	12/31/2025	$3.30	0	$0	0.25%	12.1%	12/31/2025	$3.42	0	$0	0.00%	12.4%
12/31/2024	2.84	0	0	0.50%	5.5%	12/31/2024	2.94	0	0	0.25%	5.8%	12/31/2024	3.04	0	0	0.00%	6.1%
12/31/2023	2.69	0	0	0.50%	13.4%	12/31/2023	2.78	0	0	0.25%	13.7%	12/31/2023	2.87	0	0	0.00%	14.0%
12/31/2022	2.38	0	0	0.50%	-30.2%	12/31/2022	2.45	0	0	0.25%	-30.0%	12/31/2022	2.52	66	167	0.00%	-29.8%
12/31/2021	3.40	0	0	0.50%	0.8%	12/31/2021	3.49	0	0	0.25%	1.0%	12/31/2021	3.59	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R2 Class - 06-076

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$635,541	$588,003	26,020
Receivables: investments sold	672
Payables: investments purchased	-
Net assets	$636,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$636,213	317,318	$2.00
Band 100	-	-	2.06
Band 75	-	-	2.12
Band 50	-	-	2.19
Band 25	-	-	2.25
Band 0	-	-	2.32
Total	$636,213	317,318

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,557
Mortality & expense charges			(7,591)
Net investment income (loss)			5,966

Gain (loss) on investments:
Net realized gain (loss)			5,824
Realized gain distributions			33,733
Net change in unrealized appreciation (depreciation)			21,866
Net gain (loss)			61,423

Increase (decrease) in net assets from operations			$67,389

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,966	$2,679
Net realized gain (loss)		5,824	8,055
Realized gain distributions		33,733	21,639
Net change in unrealized appreciation (depreciation)		21,866	16,094

Increase (decrease) in net assets from operations		67,389	48,467

Contract owner transactions:
Proceeds from units sold		40,564	54,896
Cost of units redeemed		(35,088)	(91,244)
Account charges		(285)	(303)
Increase (decrease)		5,191	(36,651)
Net increase (decrease)		72,580	11,816
Net assets, beginning		563,633	551,817
Net assets, ending		$636,213	$563,633

Units sold		21,327	31,702
Units redeemed		(17,821)	(52,168)
Net increase (decrease)		3,506	(20,466)
Units outstanding, beginning		313,812	334,278
Units outstanding, ending		317,318	313,812

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,428,072
Cost of units redeemed/account charges			(1,079,638)
Net investment income (loss)			21,247
Net realized gain (loss)			85,727
Realized gain distributions			133,267
Net change in unrealized appreciation (depreciation)			47,538
Net assets			$636,213

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	317	$636	1.25%	11.6%	12/31/2025	$2.06	0	$0	1.00%	11.9%	12/31/2025	$2.12	0	$0	0.75%	12.2%
12/31/2024	1.80	314	564	1.25%	8.8%	12/31/2024	1.84	0	0	1.00%	9.1%	12/31/2024	1.89	0	0	0.75%	9.4%
12/31/2023	1.65	334	552	1.25%	12.8%	12/31/2023	1.69	0	0	1.00%	13.1%	12/31/2023	1.73	0	0	0.75%	13.4%
12/31/2022	1.46	317	464	1.25%	-17.3%	12/31/2022	1.49	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.77	317	562	1.25%	14.0%	12/31/2021	1.80	0	0	1.00%	14.3%	12/31/2021	1.84	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	12.5%	12/31/2025	$2.25	0	$0	0.25%	12.8%	12/31/2025	$2.32	0	$0	0.00%	13.0%
12/31/2024	1.94	0	0	0.50%	9.6%	12/31/2024	2.00	0	0	0.25%	9.9%	12/31/2024	2.05	0	0	0.00%	10.2%
12/31/2023	1.77	0	0	0.50%	13.7%	12/31/2023	1.82	0	0	0.25%	14.0%	12/31/2023	1.86	0	0	0.00%	14.2%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.59	0	0	0.25%	-16.5%	12/31/2022	1.63	0	0	0.00%	-16.3%
12/31/2021	1.87	0	0	0.50%	14.9%	12/31/2021	1.91	0	0	0.25%	15.2%	12/31/2021	1.94	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	1.8%
2023	1.5%
2022	1.8%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R2 Class - 06-298

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,465	$70,800	2,986
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$72,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,518	26,368	$2.75
Band 100	-	-	2.85
Band 75	-	-	2.96
Band 50	-	-	3.07
Band 25	-	-	3.18
Band 0	-	-	3.30
Total	$72,518	26,368

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(789)
Net investment income (loss)			(789)

Gain (loss) on investments:
Net realized gain (loss)			(57)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,825
Net gain (loss)			7,768

Increase (decrease) in net assets from operations			$6,979

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(789)	$(672)
Net realized gain (loss)		(57)	(13,826)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,825	16,620

Increase (decrease) in net assets from operations		6,979	2,122

Contract owner transactions:
Proceeds from units sold		10,885	14,337
Cost of units redeemed		(243)	(35,540)
Account charges		(14)	(17)
Increase (decrease)		10,628	(21,220)
Net increase (decrease)		17,607	(19,098)
Net assets, beginning		54,911	74,009
Net assets, ending		$72,518	$54,911

Units sold		4,362	8,416
Units redeemed		(98)	(17,441)
Net increase (decrease)		4,264	(9,025)
Units outstanding, beginning		22,104	31,129
Units outstanding, ending		26,368	22,104

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,789,569
Cost of units redeemed/account charges			(1,795,491)
Net investment income (loss)			(26,211)
Net realized gain (loss)			(43,547)
Realized gain distributions			146,533
Net change in unrealized appreciation (depreciation)			1,665
Net assets			$72,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.75	26	$73	1.25%	10.7%	12/31/2025	$2.85	0	$0	1.00%	11.0%	12/31/2025	$2.96	0	$0	0.75%	11.3%
12/31/2024	2.48	22	55	1.25%	4.5%	12/31/2024	2.57	0	0	1.00%	4.8%	12/31/2024	2.66	0	0	0.75%	5.0%
12/31/2023	2.38	31	74	1.25%	12.3%	12/31/2023	2.45	0	0	1.00%	12.5%	12/31/2023	2.53	0	0	0.75%	12.8%
12/31/2022	2.12	26	56	1.25%	-30.8%	12/31/2022	2.18	0	0	1.00%	-30.7%	12/31/2022	2.24	0	0	0.75%	-30.5%
12/31/2021	3.06	24	73	1.25%	-0.3%	12/31/2021	3.14	0	0	1.00%	0.0%	12/31/2021	3.23	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.07	0	$0	0.50%	11.5%	12/31/2025	$3.18	0	$0	0.25%	11.8%	12/31/2025	$3.30	0	$0	0.00%	12.1%
12/31/2024	2.75	0	0	0.50%	5.3%	12/31/2024	2.84	0	0	0.25%	5.5%	12/31/2024	2.94	0	0	0.00%	5.8%
12/31/2023	2.61	0	0	0.50%	13.1%	12/31/2023	2.69	0	0	0.25%	13.4%	12/31/2023	2.78	0	0	0.00%	13.7%
12/31/2022	2.31	0	0	0.50%	-30.3%	12/31/2022	2.38	0	0	0.25%	-30.1%	12/31/2022	2.45	0	0	0.00%	-30.0%
12/31/2021	3.31	0	0	0.50%	0.5%	12/31/2021	3.40	0	0	0.25%	0.7%	12/31/2021	3.49	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R3 Class - 06-060

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,752	$232,271	9,853
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$245,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,748	119,094	$2.06
Band 100	-	-	2.12
Band 75	-	-	2.19
Band 50	-	-	2.25
Band 25	-	-	2.32
Band 0	-	-	2.38
Total	$245,748	119,094

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,703
Mortality & expense charges			(4,258)
Net investment income (loss)			1,445

Gain (loss) on investments:
Net realized gain (loss)			22,181
Realized gain distributions			12,739
Net change in unrealized appreciation (depreciation)			(255)
Net gain (loss)			34,665

Increase (decrease) in net assets from operations			$36,110

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,445	$2,439
Net realized gain (loss)		22,181	3,980
Realized gain distributions		12,739	12,604
Net change in unrealized appreciation (depreciation)		(255)	8,610

Increase (decrease) in net assets from operations		36,110	27,633

Contract owner transactions:
Proceeds from units sold		52,633	39,102
Cost of units redeemed		(175,888)	(76,920)
Account charges		(1,647)	(1,825)
Increase (decrease)		(124,902)	(39,643)
Net increase (decrease)		(88,792)	(12,010)
Net assets, beginning		334,540	346,550
Net assets, ending		$245,748	$334,540

Units sold		31,425	21,461
Units redeemed		(93,762)	(44,938)
Net increase (decrease)		(62,337)	(23,477)
Units outstanding, beginning		181,431	204,908
Units outstanding, ending		119,094	181,431

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,114,028
Cost of units redeemed/account charges			(1,064,246)
Net investment income (loss)			22,074
Net realized gain (loss)			64,248
Realized gain distributions			96,163
Net change in unrealized appreciation (depreciation)			13,481
Net assets			$245,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	119	$246	1.25%	11.9%	12/31/2025	$2.12	0	$0	1.00%	12.2%	12/31/2025	$2.19	0	$0	0.75%	12.5%
12/31/2024	1.84	181	335	1.25%	9.0%	12/31/2024	1.89	0	0	1.00%	9.3%	12/31/2024	1.94	0	0	0.75%	9.6%
12/31/2023	1.69	205	347	1.25%	13.2%	12/31/2023	1.73	0	0	1.00%	13.5%	12/31/2023	1.77	0	0	0.75%	13.7%
12/31/2022	1.49	179	268	1.25%	-17.1%	12/31/2022	1.53	0	0	1.00%	-16.9%	12/31/2022	1.56	0	0	0.75%	-16.7%
12/31/2021	1.80	102	184	1.25%	14.3%	12/31/2021	1.84	0	0	1.00%	14.6%	12/31/2021	1.87	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	12.8%	12/31/2025	$2.32	0	$0	0.25%	13.0%	12/31/2025	$2.38	0	$0	0.00%	13.3%
12/31/2024	2.00	0	0	0.50%	9.9%	12/31/2024	2.05	0	0	0.25%	10.1%	12/31/2024	2.10	0	0	0.00%	10.4%
12/31/2023	1.82	0	0	0.50%	14.0%	12/31/2023	1.86	0	0	0.25%	14.3%	12/31/2023	1.90	0	0	0.00%	14.6%
12/31/2022	1.59	0	0	0.50%	-16.5%	12/31/2022	1.63	0	0	0.25%	-16.3%	12/31/2022	1.66	0	0	0.00%	-16.1%
12/31/2021	1.91	0	0	0.50%	15.1%	12/31/2021	1.94	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	1.9%
2023	1.8%
2022	2.6%
2021	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R3 Class - 06-388

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,803	$119,106	4,654
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$114,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,876	34,248	$3.35
Band 100	-	-	3.49
Band 75	-	-	3.63
Band 50	-	-	3.77
Band 25	-	-	3.92
Band 0	-	-	4.08
Total	$114,876	34,248

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,433
Mortality & expense charges			(815)
Net investment income (loss)			618

Gain (loss) on investments:
Net realized gain (loss)			6,311
Realized gain distributions			2,504
Net change in unrealized appreciation (depreciation)			(4,814)
Net gain (loss)			4,001

Increase (decrease) in net assets from operations			$4,619

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$618	$509
Net realized gain (loss)		6,311	(697)
Realized gain distributions		2,504	751
Net change in unrealized appreciation (depreciation)		(4,814)	6,358

Increase (decrease) in net assets from operations		4,619	6,921

Contract owner transactions:
Proceeds from units sold		118,461	30,190
Cost of units redeemed		(55,969)	(37,388)
Account charges		(10)	(290)
Increase (decrease)		62,482	(7,488)
Net increase (decrease)		67,101	(567)
Net assets, beginning		47,775	48,342
Net assets, ending		$114,876	$47,775

Units sold		35,046	10,777
Units redeemed		(16,953)	(12,597)
Net increase (decrease)		18,093	(1,820)
Units outstanding, beginning		16,155	17,975
Units outstanding, ending		34,248	16,155

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$858,710
Cost of units redeemed/account charges			(843,857)
Net investment income (loss)			20,470
Net realized gain (loss)			34,970
Realized gain distributions			48,886
Net change in unrealized appreciation (depreciation)			(4,303)
Net assets			$114,876

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.35	34	$115	1.25%	13.4%	12/31/2025	$3.49	0	$0	1.00%	13.7%	12/31/2025	$3.63	0	$0	0.75%	14.0%
12/31/2024	2.96	16	48	1.25%	10.0%	12/31/2024	3.07	0	0	1.00%	10.2%	12/31/2024	3.18	0	0	0.75%	10.5%
12/31/2023	2.69	18	48	1.25%	-3.4%	12/31/2023	2.78	0	0	1.00%	-3.2%	12/31/2023	2.88	0	0	0.75%	-2.9%
12/31/2022	2.78	29	80	1.25%	-0.8%	12/31/2022	2.87	0	0	1.00%	-0.6%	12/31/2022	2.97	0	0	0.75%	-0.3%
12/31/2021	2.81	29	81	1.25%	12.4%	12/31/2021	2.89	0	0	1.00%	12.7%	12/31/2021	2.97	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	0	$0	0.50%	14.3%	12/31/2025	$3.92	0	$0	0.25%	14.6%	12/31/2025	$4.08	0	$0	0.00%	14.8%
12/31/2024	3.30	0	0	0.50%	10.8%	12/31/2024	3.42	0	0	0.25%	11.1%	12/31/2024	3.55	0	0	0.00%	11.4%
12/31/2023	2.98	0	0	0.50%	-2.7%	12/31/2023	3.08	0	0	0.25%	-2.5%	12/31/2023	3.19	0	0	0.00%	-2.2%
12/31/2022	3.06	0	0	0.50%	-0.1%	12/31/2022	3.16	0	0	0.25%	0.2%	12/31/2022	3.26	0	0	0.00%	0.4%
12/31/2021	3.06	0	0	0.50%	13.3%	12/31/2021	3.15	0	0	0.25%	13.6%	12/31/2021	3.25	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.5%
2023	2.0%
2022	1.8%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R2 Class - 06-379

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$986	$875	31
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$986	426	$2.32
Band 100	-	-	2.41
Band 75	-	-	2.51
Band 50	-	-	2.61
Band 25	-	-	2.72
Band 0	-	-	2.83
Total	$986	426

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12
Mortality & expense charges			(109)
Net investment income (loss)			(97)

Gain (loss) on investments:
Net realized gain (loss)			(3,838)
Realized gain distributions			15
Net change in unrealized appreciation (depreciation)			5,035
Net gain (loss)			1,212

Increase (decrease) in net assets from operations			$1,115

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(97)	$597
Net realized gain (loss)		(3,838)	529
Realized gain distributions		15	4,263
Net change in unrealized appreciation (depreciation)		5,035	(6,199)

Increase (decrease) in net assets from operations		1,115	(810)

Contract owner transactions:
Proceeds from units sold		454	8,142
Cost of units redeemed		(82,893)	(38,240)
Account charges		-	(21)
Increase (decrease)		(82,439)	(30,119)
Net increase (decrease)		(81,324)	(30,929)
Net assets, beginning		82,310	113,239
Net assets, ending		$986	$82,310

Units sold		227	3,942
Units redeemed		(40,634)	(18,802)
Net increase (decrease)		(40,407)	(14,860)
Units outstanding, beginning		40,833	55,693
Units outstanding, ending		426	40,833

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,129,659
Cost of units redeemed/account charges			(1,275,348)
Net investment income (loss)			(16,530)
Net realized gain (loss)			102,696
Realized gain distributions			60,398
Net change in unrealized appreciation (depreciation)			111
Net assets			$986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$1	1.25%	14.9%	12/31/2025	$2.41	0	$0	1.00%	15.2%	12/31/2025	$2.51	0	$0	0.75%	15.5%
12/31/2024	2.02	41	82	1.25%	-0.9%	12/31/2024	2.09	0	0	1.00%	-0.6%	12/31/2024	2.17	0	0	0.75%	-0.4%
12/31/2023	2.03	56	113	1.25%	11.1%	12/31/2023	2.11	0	0	1.00%	11.4%	12/31/2023	2.18	0	0	0.75%	11.6%
12/31/2022	1.83	121	221	1.25%	-20.0%	12/31/2022	1.89	0	0	1.00%	-19.8%	12/31/2022	1.95	0	0	0.75%	-19.6%
12/31/2021	2.29	123	281	1.25%	3.1%	12/31/2021	2.36	0	0	1.00%	3.4%	12/31/2021	2.43	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	15.8%	12/31/2025	$2.72	0	$0	0.25%	16.1%	12/31/2025	$2.83	0	$0	0.00%	16.3%
12/31/2024	2.26	0	0	0.50%	-0.1%	12/31/2024	2.34	0	0	0.25%	0.1%	12/31/2024	2.43	0	0	0.00%	0.4%
12/31/2023	2.26	0	0	0.50%	11.9%	12/31/2023	2.34	0	0	0.25%	12.2%	12/31/2023	2.42	0	0	0.00%	12.5%
12/31/2022	2.02	0	0	0.50%	-19.4%	12/31/2022	2.09	0	0	0.25%	-19.2%	12/31/2022	2.15	0	0	0.00%	-19.0%
12/31/2021	2.50	0	0	0.50%	3.9%	12/31/2021	2.58	0	0	0.25%	4.1%	12/31/2021	2.66	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.8%
2023	1.0%
2022	0.2%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R2 Class - 06-389

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,050	$86,404	3,345
Receivables: investments sold	306
Payables: investments purchased	-
Net assets	$82,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,672	24,086	$3.22
Band 100	4,684	1,397	3.35
Band 75	-	-	3.49
Band 50	-	-	3.62
Band 25	-	-	3.77
Band 0	-	-	3.92
Total	$82,356	25,483

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,493
Mortality & expense charges			(1,137)
Net investment income (loss)			356

Gain (loss) on investments:
Net realized gain (loss)			5,735
Realized gain distributions			1,800
Net change in unrealized appreciation (depreciation)			2,817
Net gain (loss)			10,352

Increase (decrease) in net assets from operations			$10,708

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$356	$590
Net realized gain (loss)		5,735	10,223
Realized gain distributions		1,800	1,782
Net change in unrealized appreciation (depreciation)		2,817	(2,358)

Increase (decrease) in net assets from operations		10,708	10,237

Contract owner transactions:
Proceeds from units sold		321,999	561,638
Cost of units redeemed		(318,443)	(598,938)
Account charges		(39)	(32)
Increase (decrease)		3,517	(37,332)
Net increase (decrease)		14,225	(27,095)
Net assets, beginning		68,131	95,226
Net assets, ending		$82,356	$68,131

Units sold		102,451	200,951
Units redeemed		(100,813)	(213,711)
Net increase (decrease)		1,638	(12,760)
Units outstanding, beginning		23,845	36,605
Units outstanding, ending		25,483	23,845

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,127,063
Cost of units redeemed/account charges			(4,254,091)
Net investment income (loss)			47,978
Net realized gain (loss)			9,850
Realized gain distributions			155,910
Net change in unrealized appreciation (depreciation)			(4,354)
Net assets			$82,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	24	$78	1.25%	13.1%	12/31/2025	$3.35	1	$5	1.00%	13.4%	12/31/2025	$3.49	0	$0	0.75%	13.7%
12/31/2024	2.85	22	64	1.25%	9.7%	12/31/2024	2.96	1	4	1.00%	10.0%	12/31/2024	3.07	0	0	0.75%	10.3%
12/31/2023	2.60	35	91	1.25%	-3.7%	12/31/2023	2.69	1	4	1.00%	-3.4%	12/31/2023	2.78	0	0	0.75%	-3.2%
12/31/2022	2.70	67	181	1.25%	-1.1%	12/31/2022	2.78	1	4	1.00%	-0.8%	12/31/2022	2.87	0	0	0.75%	-0.6%
12/31/2021	2.73	49	133	1.25%	12.2%	12/31/2021	2.81	2	4	1.00%	12.5%	12/31/2021	2.89	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.62	0	$0	0.50%	14.0%	12/31/2025	$3.77	0	$0	0.25%	14.3%	12/31/2025	$3.92	0	$0	0.00%	14.5%
12/31/2024	3.18	0	0	0.50%	10.6%	12/31/2024	3.30	0	0	0.25%	10.8%	12/31/2024	3.42	0	0	0.00%	11.1%
12/31/2023	2.88	0	0	0.50%	-3.0%	12/31/2023	2.98	0	0	0.25%	-2.7%	12/31/2023	3.08	0	0	0.00%	-2.5%
12/31/2022	2.96	0	0	0.50%	-0.3%	12/31/2022	3.06	0	0	0.25%	-0.1%	12/31/2022	3.16	0	0	0.00%	0.2%
12/31/2021	2.97	0	0	0.50%	13.0%	12/31/2021	3.06	0	0	0.25%	13.3%	12/31/2021	3.15	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.3%
2023	2.2%
2022	1.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund A Class - 06-360

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$739,348	$693,820	22,788
Receivables: investments sold	-
Payables: investments purchased	(3,285)
Net assets	$736,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$736,063	159,035	$4.63
Band 100	-	-	4.89
Band 75	-	-	5.17
Band 50	-	-	5.47
Band 25	-	-	5.78
Band 0	-	-	6.22
Total	$736,063	159,035

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,900
Mortality & expense charges			(12,074)
Net investment income (loss)			(1,174)

Gain (loss) on investments:
Net realized gain (loss)			28,835
Realized gain distributions			11,425
Net change in unrealized appreciation (depreciation)			95,688
Net gain (loss)			135,948

Increase (decrease) in net assets from operations			$134,774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,174)	$8,410
Net realized gain (loss)		28,835	4,207
Realized gain distributions		11,425	44,936
Net change in unrealized appreciation (depreciation)		95,688	(62,657)

Increase (decrease) in net assets from operations		134,774	(5,104)

Contract owner transactions:
Proceeds from units sold		92,128	99,945
Cost of units redeemed		(407,302)	(100,936)
Account charges		(400)	(390)
Increase (decrease)		(315,574)	(1,381)
Net increase (decrease)		(180,800)	(6,485)
Net assets, beginning		916,863	923,348
Net assets, ending		$736,063	$916,863

Units sold		22,303	25,314
Units redeemed		(91,395)	(25,528)
Net increase (decrease)		(69,092)	(214)
Units outstanding, beginning		228,127	228,341
Units outstanding, ending		159,035	228,127

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,527,491
Cost of units redeemed/account charges			(26,790,062)
Net investment income (loss)			(189,324)
Net realized gain (loss)			3,062,756
Realized gain distributions			2,079,674
Net change in unrealized appreciation (depreciation)			45,528
Net assets			$736,063

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.63	159	$736	1.25%	15.2%	12/31/2025	$4.89	0	$0	1.00%	15.4%	12/31/2025	$5.17	0	$0	0.75%	15.7%
12/31/2024	4.02	228	917	1.25%	-0.6%	12/31/2024	4.24	0	0	1.00%	-0.4%	12/31/2024	4.47	0	0	0.75%	-0.1%
12/31/2023	4.04	228	923	1.25%	11.4%	12/31/2023	4.25	0	0	1.00%	11.7%	12/31/2023	4.47	0	0	0.75%	11.9%
12/31/2022	3.63	313	1,136	1.25%	-19.8%	12/31/2022	3.81	0	0	1.00%	-19.6%	12/31/2022	4.00	0	0	0.75%	-19.4%
12/31/2021	4.53	418	1,891	1.25%	3.4%	12/31/2021	4.74	0	0	1.00%	3.6%	12/31/2021	4.96	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.47	0	$0	0.50%	16.0%	12/31/2025	$5.78	0	$0	0.25%	16.3%	12/31/2025	$6.22	0	$0	0.00%	16.6%
12/31/2024	4.71	0	0	0.50%	0.1%	12/31/2024	4.97	0	0	0.25%	0.4%	12/31/2024	5.33	0	0	0.00%	0.6%
12/31/2023	4.71	0	0	0.50%	12.2%	12/31/2023	4.95	0	0	0.25%	12.5%	12/31/2023	5.30	0	0	0.00%	12.8%
12/31/2022	4.19	0	0	0.50%	-19.2%	12/31/2022	4.40	0	0	0.25%	-19.0%	12/31/2022	4.70	0	0	0.00%	-18.8%
12/31/2021	5.19	0	0	0.50%	4.1%	12/31/2021	5.43	0	0	0.25%	4.4%	12/31/2021	5.78	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	2.2%
2023	1.4%
2022	0.4%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund A Class - 06-375

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,186,517	$2,029,656	43,795
Receivables: investments sold	1,960
Payables: investments purchased	-
Net assets	$2,188,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,188,477	436,647	$5.01
Band 100	-	-	5.30
Band 75	-	-	5.60
Band 50	-	-	5.92
Band 25	-	-	6.26
Band 0	-	-	6.73
Total	$2,188,477	436,647

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,022
Mortality & expense charges			(26,375)
Net investment income (loss)			6,647

Gain (loss) on investments:
Net realized gain (loss)			18,282
Realized gain distributions			156,247
Net change in unrealized appreciation (depreciation)			38,832
Net gain (loss)			213,361

Increase (decrease) in net assets from operations			$220,008

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,647	$5,309
Net realized gain (loss)		18,282	51,695
Realized gain distributions		156,247	147,746
Net change in unrealized appreciation (depreciation)		38,832	13,103

Increase (decrease) in net assets from operations		220,008	217,853

Contract owner transactions:
Proceeds from units sold		190,071	219,773
Cost of units redeemed		(303,379)	(500,968)
Account charges		(2,204)	(1,817)
Increase (decrease)		(115,512)	(283,012)
Net increase (decrease)		104,496	(65,159)
Net assets, beginning		2,083,981	2,149,140
Net assets, ending		$2,188,477	$2,083,981

Units sold		40,453	50,532
Units redeemed		(67,296)	(114,005)
Net increase (decrease)		(26,843)	(63,473)
Units outstanding, beginning		463,490	526,963
Units outstanding, ending		436,647	463,490

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$69,170,314
Cost of units redeemed/account charges			(83,943,459)
Net investment income (loss)			1,093,483
Net realized gain (loss)			11,566,717
Realized gain distributions			4,144,561
Net change in unrealized appreciation (depreciation)			156,861
Net assets			$2,188,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.01	437	$2,188	1.25%	11.5%	12/31/2025	$5.30	0	$0	1.00%	11.7%	12/31/2025	$5.60	0	$0	0.75%	12.0%
12/31/2024	4.50	463	2,084	1.25%	10.2%	12/31/2024	4.74	0	0	1.00%	10.5%	12/31/2024	5.00	0	0	0.75%	10.8%
12/31/2023	4.08	527	2,149	1.25%	6.6%	12/31/2023	4.29	0	0	1.00%	6.8%	12/31/2023	4.51	0	0	0.75%	7.1%
12/31/2022	3.83	607	2,325	1.25%	-7.3%	12/31/2022	4.02	0	0	1.00%	-7.1%	12/31/2022	4.21	0	0	0.75%	-6.8%
12/31/2021	4.13	740	3,054	1.25%	23.5%	12/31/2021	4.32	0	0	1.00%	23.8%	12/31/2021	4.52	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.92	0	$0	0.50%	12.3%	12/31/2025	$6.26	0	$0	0.25%	12.6%	12/31/2025	$6.73	0	$0	0.00%	12.9%
12/31/2024	5.27	0	0	0.50%	11.1%	12/31/2024	5.56	0	0	0.25%	11.4%	12/31/2024	5.96	0	0	0.00%	11.6%
12/31/2023	4.75	0	0	0.50%	7.4%	12/31/2023	4.99	0	0	0.25%	7.6%	12/31/2023	5.34	0	0	0.00%	7.9%
12/31/2022	4.42	0	0	0.50%	-6.6%	12/31/2022	4.64	0	0	0.25%	-6.4%	12/31/2022	4.95	0	0	0.00%	-6.1%
12/31/2021	4.73	0	0	0.50%	24.5%	12/31/2021	4.96	0	0	0.25%	24.8%	12/31/2021	5.27	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.6%
2023	1.6%
2022	1.5%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R3 Class - 06-773

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.16
Band 100	-	-	3.26
Band 75	-	-	3.37
Band 50	-	-	3.49
Band 25	-	-	3.60
Band 0	-	-	3.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,389)
Net investment income (loss)			(1,389)

Gain (loss) on investments:
Net realized gain (loss)			(5,651)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,423
Net gain (loss)			37,772

Increase (decrease) in net assets from operations			$36,383

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,389)	$1,737
Net realized gain (loss)		(5,651)	(11,009)
Realized gain distributions		-	24,787
Net change in unrealized appreciation (depreciation)		43,423	(2,794)

Increase (decrease) in net assets from operations		36,383	12,721

Contract owner transactions:
Proceeds from units sold		3,414	112,761
Cost of units redeemed		(293,567)	(118,824)
Account charges		(15)	(118)
Increase (decrease)		(290,168)	(6,181)
Net increase (decrease)		(253,785)	6,540
Net assets, beginning		253,785	247,245
Net assets, ending		$-	$253,785

Units sold		1,288	45,078
Units redeemed		(106,639)	(48,364)
Net increase (decrease)		(105,351)	(3,286)
Units outstanding, beginning		105,351	108,637
Units outstanding, ending		-	105,351

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,953,636
Cost of units redeemed/account charges			(35,443,069)
Net investment income (loss)			179,121
Net realized gain (loss)			3,497,756
Realized gain distributions			812,556
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	0	$0	1.25%	31.1%	12/31/2025	$3.26	0	$0	1.00%	31.5%	12/31/2025	$3.37	0	$0	0.75%	31.8%
12/31/2024	2.41	105	254	1.25%	5.8%	12/31/2024	2.48	0	0	1.00%	6.1%	12/31/2024	2.56	0	0	0.75%	6.4%
12/31/2023	2.28	109	247	1.25%	16.1%	12/31/2023	2.34	0	0	1.00%	16.4%	12/31/2023	2.41	0	0	0.75%	16.7%
12/31/2022	1.96	109	214	1.25%	-24.2%	12/31/2022	2.01	0	0	1.00%	-24.0%	12/31/2022	2.06	0	0	0.75%	-23.8%
12/31/2021	2.59	120	309	1.25%	8.9%	12/31/2021	2.65	0	0	1.00%	9.2%	12/31/2021	2.71	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.49	0	$0	0.50%	32.1%	12/31/2025	$3.60	0	$0	0.25%	32.4%	12/31/2025	$3.72	0	$0	0.00%	32.8%
12/31/2024	2.64	0	0	0.50%	6.6%	12/31/2024	2.72	0	0	0.25%	6.9%	12/31/2024	2.80	0	0	0.00%	7.2%
12/31/2023	2.47	0	0	0.50%	17.0%	12/31/2023	2.54	0	0	0.25%	17.3%	12/31/2023	2.62	0	0	0.00%	17.6%
12/31/2022	2.11	0	0	0.50%	-23.7%	12/31/2022	2.17	0	0	0.25%	-23.5%	12/31/2022	2.22	0	0	0.00%	-23.3%
12/31/2021	2.77	0	0	0.50%	9.8%	12/31/2021	2.83	0	0	0.25%	10.0%	12/31/2021	2.90	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.8%
2023	1.7%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R2 Class - 06-CMG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,923	$39,559	280
Receivables: investments sold	-
Payables: investments purchased	(24,751)
Net assets	$15,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,172	3,253	$4.66
Band 100	-	-	4.78
Band 75	-	-	4.89
Band 50	-	-	5.01
Band 25	-	-	5.14
Band 0	-	-	5.26
Total	$15,172	3,253

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(293)
Net investment income (loss)			(293)

Gain (loss) on investments:
Net realized gain (loss)			(21,195)
Realized gain distributions			9,648
Net change in unrealized appreciation (depreciation)			10,773
Net gain (loss)			(774)

Increase (decrease) in net assets from operations			$(1,067)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(293)	$(639)
Net realized gain (loss)		(21,195)	(5,770)
Realized gain distributions		9,648	21,628
Net change in unrealized appreciation (depreciation)		10,773	(9,202)

Increase (decrease) in net assets from operations		(1,067)	6,017

Contract owner transactions:
Proceeds from units sold		478,802	703,299
Cost of units redeemed		(575,430)	(618,340)
Account charges		-	(3)
Increase (decrease)		(96,628)	84,956
Net increase (decrease)		(97,695)	90,973
Net assets, beginning		112,867	21,894
Net assets, ending		$15,172	$112,867

Units sold		118,725	184,665
Units redeemed		(143,139)	(164,215)
Net increase (decrease)		(24,414)	20,450
Units outstanding, beginning		27,667	7,217
Units outstanding, ending		3,253	27,667

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,753,829
Cost of units redeemed/account charges			(1,746,616)
Net investment income (loss)			(2,566)
Net realized gain (loss)			(34,099)
Realized gain distributions			44,260
Net change in unrealized appreciation (depreciation)			364
Net assets			$15,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.66	3	$15	1.25%	14.3%	12/31/2025	$4.78	0	$0	1.00%	14.6%	12/31/2025	$4.89	0	$0	0.75%	14.9%
12/31/2024	4.08	28	113	1.25%	34.5%	12/31/2024	4.17	0	0	1.00%	34.8%	12/31/2024	4.26	0	0	0.75%	35.1%
12/31/2023	3.03	7	22	1.25%	51.6%	12/31/2023	3.09	0	0	1.00%	52.0%	12/31/2023	3.15	0	0	0.75%	52.3%
12/31/2022	2.00	37	73	1.25%	-37.2%	12/31/2022	2.03	0	0	1.00%	-37.0%	12/31/2022	2.07	0	0	0.75%	-36.8%
12/31/2021	3.18	9	29	1.25%	11.7%	12/31/2021	3.23	0	0	1.00%	12.0%	12/31/2021	3.28	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.01	0	$0	0.50%	15.2%	12/31/2025	$5.14	0	$0	0.25%	15.5%	12/31/2025	$5.26	0	$0	0.00%	15.8%
12/31/2024	4.35	0	0	0.50%	35.5%	12/31/2024	4.45	0	0	0.25%	35.8%	12/31/2024	4.54	0	0	0.00%	36.2%
12/31/2023	3.21	0	0	0.50%	52.7%	12/31/2023	3.27	0	0	0.25%	53.1%	12/31/2023	3.34	0	0	0.00%	53.5%
12/31/2022	2.10	0	0	0.50%	-36.7%	12/31/2022	2.14	0	0	0.25%	-36.5%	12/31/2022	2.17	0	0	0.00%	-36.4%
12/31/2021	3.32	0	0	0.50%	12.5%	12/31/2021	3.37	0	0	0.25%	12.8%	12/31/2021	3.42	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R3 Class - 06-CMH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.78
Band 100	-	-	4.89
Band 75	-	-	5.01
Band 50	-	-	5.14
Band 25	-	-	5.26
Band 0	-	-	5.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(898)
Net investment income (loss)			(898)

Gain (loss) on investments:
Net realized gain (loss)			17,892
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,880)
Net gain (loss)			16,012

Increase (decrease) in net assets from operations			$15,114

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(898)	$(1,042)
Net realized gain (loss)		17,892	1,249
Realized gain distributions		-	11,519
Net change in unrealized appreciation (depreciation)		(1,880)	12,234

Increase (decrease) in net assets from operations		15,114	23,960

Contract owner transactions:
Proceeds from units sold		3,166	4,063
Cost of units redeemed		(104,581)	(9,860)
Account charges		-	-
Increase (decrease)		(101,415)	(5,797)
Net increase (decrease)		(86,301)	18,163
Net assets, beginning		86,301	68,138
Net assets, ending		$-	$86,301

Units sold		747	1,079
Units redeemed		(21,455)	(2,405)
Net increase (decrease)		(20,708)	(1,326)
Units outstanding, beginning		20,708	22,034
Units outstanding, ending		-	20,708

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,040,415
Cost of units redeemed/account charges			(6,490,066)
Net investment income (loss)			(155,335)
Net realized gain (loss)			1,926,530
Realized gain distributions			678,456
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.78	0	$0	1.25%	14.6%	12/31/2025	$4.89	0	$0	1.00%	14.9%	12/31/2025	$5.01	0	$0	0.75%	15.2%
12/31/2024	4.17	21	86	1.25%	34.8%	12/31/2024	4.26	0	0	1.00%	35.1%	12/31/2024	4.35	0	0	0.75%	35.4%
12/31/2023	3.09	22	68	1.25%	52.0%	12/31/2023	3.15	0	0	1.00%	52.4%	12/31/2023	3.21	0	0	0.75%	52.7%
12/31/2022	2.03	21	43	1.25%	-37.0%	12/31/2022	2.07	0	0	1.00%	-36.8%	12/31/2022	2.10	0	0	0.75%	-36.7%
12/31/2021	3.23	51	164	1.25%	12.0%	12/31/2021	3.28	0	0	1.00%	12.2%	12/31/2021	3.32	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.14	0	$0	0.50%	15.5%	12/31/2025	$5.26	0	$0	0.25%	15.8%	12/31/2025	$5.39	0	$0	0.00%	16.1%
12/31/2024	4.45	0	0	0.50%	35.8%	12/31/2024	4.54	0	0	0.25%	36.1%	12/31/2024	4.64	0	0	0.00%	36.5%
12/31/2023	3.27	0	0	0.50%	53.1%	12/31/2023	3.34	0	0	0.25%	53.5%	12/31/2023	3.40	0	0	0.00%	53.9%
12/31/2022	2.14	0	0	0.50%	-36.5%	12/31/2022	2.17	0	0	0.25%	-36.4%	12/31/2022	2.21	0	0	0.00%	-36.2%
12/31/2021	3.37	0	0	0.50%	12.8%	12/31/2021	3.42	0	0	0.25%	13.1%	12/31/2021	3.46	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R6 Class - 06-CYM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,035	$13,282	1,102
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$14,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,042	10,932	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$14,042	10,932

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$656
Mortality & expense charges			(149)
Net investment income (loss)			507

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			788
Net gain (loss)			787

Increase (decrease) in net assets from operations			$1,294

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$507	$428
Net realized gain (loss)		(1)	131
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		788	(113)

Increase (decrease) in net assets from operations		1,294	446

Contract owner transactions:
Proceeds from units sold		3,542	9,768
Cost of units redeemed		(315)	(2,904)
Account charges		(36)	(65)
Increase (decrease)		3,191	6,799
Net increase (decrease)		4,485	7,245
Net assets, beginning		9,557	2,312
Net assets, ending		$14,042	$9,557

Units sold		2,960	8,783
Units redeemed		(308)	(2,623)
Net increase (decrease)		2,652	6,160
Units outstanding, beginning		8,280	2,120
Units outstanding, ending		10,932	8,280

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$223,810
Cost of units redeemed/account charges			(207,584)
Net investment income (loss)			8,225
Net realized gain (loss)			(11,162)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			753
Net assets			$14,042

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	11	$14	1.25%	11.3%	12/31/2025	$1.31	0	$0	1.00%	11.6%	12/31/2025	$1.34	0	$0	0.75%	11.8%
12/31/2024	1.15	8	10	1.25%	5.9%	12/31/2024	1.18	0	0	1.00%	6.1%	12/31/2024	1.20	0	0	0.75%	6.4%
12/31/2023	1.09	2	2	1.25%	9.3%	12/31/2023	1.11	0	0	1.00%	9.5%	12/31/2023	1.13	0	0	0.75%	9.8%
12/31/2022	1.00	35	35	1.25%	-15.8%	12/31/2022	1.01	0	0	1.00%	-15.6%	12/31/2022	1.03	0	0	0.75%	-15.4%
12/31/2021	1.19	45	53	1.25%	-3.5%	12/31/2021	1.20	0	0	1.00%	-3.3%	12/31/2021	1.22	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	12.1%	12/31/2025	$1.41	0	$0	0.25%	12.4%	12/31/2025	$1.44	0	$0	0.00%	12.7%
12/31/2024	1.23	0	0	0.50%	6.7%	12/31/2024	1.25	0	0	0.25%	6.9%	12/31/2024	1.28	0	0	0.00%	7.2%
12/31/2023	1.15	0	0	0.50%	10.1%	12/31/2023	1.17	0	0	0.25%	10.4%	12/31/2023	1.19	0	0	0.00%	10.6%
12/31/2022	1.04	0	0	0.50%	-15.2%	12/31/2022	1.06	0	0	0.25%	-15.0%	12/31/2022	1.08	0	0	0.00%	-14.8%
12/31/2021	1.23	0	0	0.50%	-2.8%	12/31/2021	1.25	0	0	0.25%	-2.6%	12/31/2021	1.26	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	8.8%
2023	3.5%
2022	6.4%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Fund R6 Class - 06-CYN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,506,393	$13,247,209	72,869
Receivables: investments sold	-
Payables: investments purchased	(9,719)
Net assets	$14,496,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,496,674	3,895,230	$3.72
Band 100	-	-	3.81
Band 75	-	-	3.89
Band 50	-	-	3.98
Band 25	-	-	4.07
Band 0	-	-	4.17
Total	$14,496,674	3,895,230

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(201,761)
Net investment income (loss)			(201,761)

Gain (loss) on investments:
Net realized gain (loss)			1,168,371
Realized gain distributions			1,908,289
Net change in unrealized appreciation (depreciation)			(1,796,055)
Net gain (loss)			1,280,605

Increase (decrease) in net assets from operations			$1,078,844

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(201,761)	$(253,290)
Net realized gain (loss)		1,168,371	3,612,481
Realized gain distributions		1,908,289	2,312,197
Net change in unrealized appreciation (depreciation)		(1,796,055)	712,284

Increase (decrease) in net assets from operations		1,078,844	6,383,672

Contract owner transactions:
Proceeds from units sold		1,552,982	5,287,788
Cost of units redeemed		(8,529,296)	(14,311,994)
Account charges		(7,582)	(8,444)
Increase (decrease)		(6,983,896)	(9,032,650)
Net increase (decrease)		(5,905,052)	(2,648,978)
Net assets, beginning		20,401,726	23,050,704
Net assets, ending		$14,496,674	$20,401,726

Units sold		464,138	1,761,710
Units redeemed		(2,654,886)	(4,624,626)
Net increase (decrease)		(2,190,748)	(2,862,916)
Units outstanding, beginning		6,085,978	8,948,894
Units outstanding, ending		3,895,230	6,085,978

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$41,497,468
Cost of units redeemed/account charges			(40,489,657)
Net investment income (loss)			(1,437,738)
Net realized gain (loss)			6,805,897
Realized gain distributions			6,861,520
Net change in unrealized appreciation (depreciation)			1,259,184
Net assets			$14,496,674

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	3,895	$14,497	1.25%	11.0%	12/31/2025	$3.81	0	$0	1.00%	11.3%	12/31/2025	$3.89	0	$0	0.75%	11.6%
12/31/2024	3.35	6,086	20,402	1.25%	30.1%	12/31/2024	3.42	0	0	1.00%	30.5%	12/31/2024	3.49	0	0	0.75%	30.8%
12/31/2023	2.58	8,949	23,051	1.25%	34.6%	12/31/2023	2.62	0	0	1.00%	34.9%	12/31/2023	2.67	0	0	0.75%	35.2%
12/31/2022	1.91	9,039	17,302	1.25%	-31.9%	12/31/2022	1.94	0	0	1.00%	-31.8%	12/31/2022	1.97	0	0	0.75%	-31.6%
12/31/2021	2.81	9,261	26,047	1.25%	22.2%	12/31/2021	2.85	0	0	1.00%	22.5%	12/31/2021	2.88	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.98	0	$0	0.50%	11.9%	12/31/2025	$4.07	0	$0	0.25%	12.1%	12/31/2025	$4.17	0	$0	0.00%	12.4%
12/31/2024	3.56	0	0	0.50%	31.1%	12/31/2024	3.63	0	0	0.25%	31.5%	12/31/2024	3.71	0	0	0.00%	31.8%
12/31/2023	2.72	0	0	0.50%	35.6%	12/31/2023	2.76	0	0	0.25%	35.9%	12/31/2023	2.81	0	0	0.00%	36.2%
12/31/2022	2.00	0	0	0.50%	-31.4%	12/31/2022	2.03	0	0	0.25%	-31.3%	12/31/2022	2.06	0	0	0.00%	-31.1%
12/31/2021	2.92	0	0	0.50%	23.1%	12/31/2021	2.96	0	0	0.25%	23.5%	12/31/2021	3.00	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R6 Class - 06-CYP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,723,916	$2,673,370	81,001
Receivables: investments sold	3,396
Payables: investments purchased	-
Net assets	$2,727,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,727,312	1,648,156	$1.65
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$2,727,312	1,648,156

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$48,331
Mortality & expense charges			(33,215)
Net investment income (loss)			15,116

Gain (loss) on investments:
Net realized gain (loss)			(6,321)
Realized gain distributions			40,415
Net change in unrealized appreciation (depreciation)			327,944
Net gain (loss)			362,038

Increase (decrease) in net assets from operations			$377,154

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,116	$24,703
Net realized gain (loss)		(6,321)	(19,346)
Realized gain distributions		40,415	113,763
Net change in unrealized appreciation (depreciation)		327,944	(106,203)

Increase (decrease) in net assets from operations		377,154	12,917

Contract owner transactions:
Proceeds from units sold		299,834	249,323
Cost of units redeemed		(354,856)	(656,555)
Account charges		(200)	(231)
Increase (decrease)		(55,222)	(407,463)
Net increase (decrease)		321,932	(394,546)
Net assets, beginning		2,405,380	2,799,926
Net assets, ending		$2,727,312	$2,405,380

Units sold		194,106	179,485
Units redeemed		(226,323)	(450,878)
Net increase (decrease)		(32,217)	(271,393)
Units outstanding, beginning		1,680,373	1,951,766
Units outstanding, ending		1,648,156	1,680,373

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,109,968
Cost of units redeemed/account charges			(4,102,417)
Net investment income (loss)			42,773
Net realized gain (loss)			(33,779)
Realized gain distributions			660,221
Net change in unrealized appreciation (depreciation)			50,546
Net assets			$2,727,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	1,648	$2,727	1.25%	15.6%	12/31/2025	$1.69	0	$0	1.00%	15.9%	12/31/2025	$1.73	0	$0	0.75%	16.2%
12/31/2024	1.43	1,680	2,405	1.25%	-0.2%	12/31/2024	1.46	0	0	1.00%	0.0%	12/31/2024	1.49	0	0	0.75%	0.3%
12/31/2023	1.43	1,952	2,800	1.25%	11.8%	12/31/2023	1.46	0	0	1.00%	12.1%	12/31/2023	1.49	0	0	0.75%	12.3%
12/31/2022	1.28	1,901	2,439	1.25%	-19.5%	12/31/2022	1.30	0	0	1.00%	-19.3%	12/31/2022	1.32	0	0	0.75%	-19.1%
12/31/2021	1.59	1,856	2,959	1.25%	3.7%	12/31/2021	1.61	0	0	1.00%	4.0%	12/31/2021	1.64	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	16.5%	12/31/2025	$1.81	0	$0	0.25%	16.8%	12/31/2025	$1.85	0	$0	0.00%	17.1%
12/31/2024	1.52	0	0	0.50%	0.5%	12/31/2024	1.55	0	0	0.25%	0.8%	12/31/2024	1.58	0	0	0.00%	1.0%
12/31/2023	1.51	0	0	0.50%	12.6%	12/31/2023	1.54	0	0	0.25%	12.9%	12/31/2023	1.57	0	0	0.00%	13.2%
12/31/2022	1.34	0	0	0.50%	-18.9%	12/31/2022	1.36	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.5%
12/31/2021	1.66	0	0	0.50%	4.5%	12/31/2021	1.68	0	0	0.25%	4.8%	12/31/2021	1.70	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.2%
2023	2.0%
2022	0.8%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R6 Class - 06-CYR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,549,618	$3,365,136	80,744
Receivables: investments sold	-
Payables: investments purchased	(4,117)
Net assets	$3,545,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,545,501	1,537,883	$2.31
Band 100	-	-	2.36
Band 75	-	-	2.41
Band 50	-	-	2.47
Band 25	-	-	2.52
Band 0	-	-	2.58
Total	$3,545,501	1,537,883

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$65,827
Mortality & expense charges			(42,128)
Net investment income (loss)			23,699

Gain (loss) on investments:
Net realized gain (loss)			(8,624)
Realized gain distributions			214,143
Net change in unrealized appreciation (depreciation)			688,963
Net gain (loss)			894,482

Increase (decrease) in net assets from operations			$918,181

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,699	$25,835
Net realized gain (loss)		(8,624)	(26,313)
Realized gain distributions		214,143	280,863
Net change in unrealized appreciation (depreciation)		688,963	(137,582)

Increase (decrease) in net assets from operations		918,181	142,803

Contract owner transactions:
Proceeds from units sold		244,595	977,560
Cost of units redeemed		(683,925)	(528,574)
Account charges		(4,697)	(4,169)
Increase (decrease)		(444,027)	444,817
Net increase (decrease)		474,154	587,620
Net assets, beginning		3,071,347	2,483,727
Net assets, ending		$3,545,501	$3,071,347

Units sold		155,317	550,274
Units redeemed		(371,116)	(302,563)
Net increase (decrease)		(215,799)	247,711
Units outstanding, beginning		1,753,682	1,505,971
Units outstanding, ending		1,537,883	1,753,682

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,673,885
Cost of units redeemed/account charges			(6,765,299)
Net investment income (loss)			57,460
Net realized gain (loss)			(165,960)
Realized gain distributions			1,560,933
Net change in unrealized appreciation (depreciation)			184,482
Net assets			$3,545,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	1,538	$3,546	1.25%	31.6%	12/31/2025	$2.36	0	$0	1.00%	32.0%	12/31/2025	$2.41	0	$0	0.75%	32.3%
12/31/2024	1.75	1,754	3,071	1.25%	6.2%	12/31/2024	1.79	0	0	1.00%	6.5%	12/31/2024	1.82	0	0	0.75%	6.7%
12/31/2023	1.65	1,506	2,484	1.25%	16.6%	12/31/2023	1.68	0	0	1.00%	16.9%	12/31/2023	1.71	0	0	0.75%	17.2%
12/31/2022	1.41	1,804	2,552	1.25%	-24.0%	12/31/2022	1.44	0	0	1.00%	-23.8%	12/31/2022	1.46	0	0	0.75%	-23.6%
12/31/2021	1.86	2,116	3,937	1.25%	9.3%	12/31/2021	1.88	0	0	1.00%	9.6%	12/31/2021	1.91	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	0	$0	0.50%	32.6%	12/31/2025	$2.52	0	$0	0.25%	33.0%	12/31/2025	$2.58	0	$0	0.00%	33.3%
12/31/2024	1.86	0	0	0.50%	7.0%	12/31/2024	1.90	0	0	0.25%	7.3%	12/31/2024	1.94	0	0	0.00%	7.5%
12/31/2023	1.74	0	0	0.50%	17.5%	12/31/2023	1.77	0	0	0.25%	17.8%	12/31/2023	1.80	0	0	0.00%	18.0%
12/31/2022	1.48	0	0	0.50%	-23.4%	12/31/2022	1.50	0	0	0.25%	-23.2%	12/31/2022	1.53	0	0	0.00%	-23.0%
12/31/2021	1.93	0	0	0.50%	10.2%	12/31/2021	1.96	0	0	0.25%	10.4%	12/31/2021	1.98	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.2%
2023	2.0%
2022	0.9%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,966,887	$11,656,310	302,671
Receivables: investments sold	293,159
Payables: investments purchased	-
Net assets	$13,260,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,260,046	4,048,219	$3.28
Band 100	-	-	3.35
Band 75	-	-	3.43
Band 50	-	-	3.51
Band 25	-	-	3.59
Band 0	-	-	3.67
Total	$13,260,046	4,048,219

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$93,916
Mortality & expense charges			(168,981)
Net investment income (loss)			(75,065)

Gain (loss) on investments:
Net realized gain (loss)			678,346
Realized gain distributions			1,219,719
Net change in unrealized appreciation (depreciation)			(765,684)
Net gain (loss)			1,132,381

Increase (decrease) in net assets from operations			$1,057,316

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(75,065)	$(116,776)
Net realized gain (loss)		678,346	635,225
Realized gain distributions		1,219,719	1,082,999
Net change in unrealized appreciation (depreciation)		(765,684)	537,083

Increase (decrease) in net assets from operations		1,057,316	2,138,531

Contract owner transactions:
Proceeds from units sold		1,667,331	2,030,701
Cost of units redeemed		(4,301,179)	(3,086,494)
Account charges		(2,866)	(4,384)
Increase (decrease)		(2,636,714)	(1,060,177)
Net increase (decrease)		(1,579,398)	1,078,354
Net assets, beginning		14,839,444	13,761,090
Net assets, ending		$13,260,046	$14,839,444

Units sold		535,808	714,908
Units redeemed		(1,419,336)	(1,056,056)
Net increase (decrease)		(883,528)	(341,148)
Units outstanding, beginning		4,931,747	5,272,895
Units outstanding, ending		4,048,219	4,931,747

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,694,851
Cost of units redeemed/account charges			(18,787,421)
Net investment income (loss)			(524,480)
Net realized gain (loss)			2,279,176
Realized gain distributions			6,287,343
Net change in unrealized appreciation (depreciation)			1,310,577
Net assets			$13,260,046

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	4,048	$13,260	1.25%	8.9%	12/31/2025	$3.35	0	$0	1.00%	9.1%	12/31/2025	$3.43	0	$0	0.75%	9.4%
12/31/2024	3.01	4,932	14,839	1.25%	15.3%	12/31/2024	3.07	0	0	1.00%	15.6%	12/31/2024	3.13	0	0	0.75%	15.9%
12/31/2023	2.61	5,273	13,761	1.25%	22.9%	12/31/2023	2.66	0	0	1.00%	23.2%	12/31/2023	2.70	0	0	0.75%	23.5%
12/31/2022	2.12	4,530	9,617	1.25%	-20.0%	12/31/2022	2.16	0	0	1.00%	-19.8%	12/31/2022	2.19	0	0	0.75%	-19.6%
12/31/2021	2.65	5,909	15,675	1.25%	25.1%	12/31/2021	2.69	0	0	1.00%	25.4%	12/31/2021	2.72	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	0.50%	9.7%	12/31/2025	$3.59	0	$0	0.25%	10.0%	12/31/2025	$3.67	0	$0	0.00%	10.2%
12/31/2024	3.20	0	0	0.50%	16.2%	12/31/2024	3.26	0	0	0.25%	16.5%	12/31/2024	3.33	0	0	0.00%	16.8%
12/31/2023	2.75	0	0	0.50%	23.8%	12/31/2023	2.80	0	0	0.25%	24.1%	12/31/2023	2.85	0	0	0.00%	24.5%
12/31/2022	2.22	0	0	0.50%	-19.4%	12/31/2022	2.26	0	0	0.25%	-19.2%	12/31/2022	2.29	0	0	0.00%	-19.0%
12/31/2021	2.76	0	0	0.50%	26.0%	12/31/2021	2.79	0	0	0.25%	26.3%	12/31/2021	2.83	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.5%
2023	0.8%
2022	0.6%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R6 Class - 06-CYV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,577,972	$25,457,747	789,146
Receivables: investments sold	82,861
Payables: investments purchased	-
Net assets	$24,660,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,660,833	12,380,334	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$24,660,833	12,380,334

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$357,824
Mortality & expense charges			(332,086)
Net investment income (loss)			25,738

Gain (loss) on investments:
Net realized gain (loss)			144,020
Realized gain distributions			1,430,613
Net change in unrealized appreciation (depreciation)			(178,295)
Net gain (loss)			1,396,338

Increase (decrease) in net assets from operations			$1,422,076

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,738	$56,829
Net realized gain (loss)		144,020	428,048
Realized gain distributions		1,430,613	2,193,543
Net change in unrealized appreciation (depreciation)		(178,295)	(810,470)

Increase (decrease) in net assets from operations		1,422,076	1,867,950

Contract owner transactions:
Proceeds from units sold		7,986,653	14,016,222
Cost of units redeemed		(9,973,305)	(4,983,383)
Account charges		(61,112)	(35,366)
Increase (decrease)		(2,047,764)	8,997,473
Net increase (decrease)		(625,688)	10,865,423
Net assets, beginning		25,286,521	14,421,098
Net assets, ending		$24,660,833	$25,286,521

Units sold		4,222,302	7,733,553
Units redeemed		(5,192,013)	(2,962,929)
Net increase (decrease)		(969,711)	4,770,624
Units outstanding, beginning		13,350,045	8,579,421
Units outstanding, ending		12,380,334	13,350,045

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,308,516
Cost of units redeemed/account charges			(41,986,756)
Net investment income (loss)			157,490
Net realized gain (loss)			988,275
Realized gain distributions			5,073,083
Net change in unrealized appreciation (depreciation)			(879,775)
Net assets			$24,660,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	12,380	$24,661	1.25%	5.2%	12/31/2025	$2.04	0	$0	1.00%	5.4%	12/31/2025	$2.08	0	$0	0.75%	5.7%
12/31/2024	1.89	13,350	25,287	1.25%	12.7%	12/31/2024	1.93	0	0	1.00%	13.0%	12/31/2024	1.97	0	0	0.75%	13.3%
12/31/2023	1.68	8,579	14,421	1.25%	11.5%	12/31/2023	1.71	0	0	1.00%	11.8%	12/31/2023	1.74	0	0	0.75%	12.1%
12/31/2022	1.51	7,992	12,046	1.25%	-9.8%	12/31/2022	1.53	0	0	1.00%	-9.5%	12/31/2022	1.55	0	0	0.75%	-9.3%
12/31/2021	1.67	6,132	10,243	1.25%	29.4%	12/31/2021	1.69	0	0	1.00%	29.7%	12/31/2021	1.71	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	0	$0	0.50%	6.0%	12/31/2025	$2.18	0	$0	0.25%	6.2%	12/31/2025	$2.23	0	$0	0.00%	6.5%
12/31/2024	2.01	0	0	0.50%	13.5%	12/31/2024	2.05	0	0	0.25%	13.8%	12/31/2024	2.09	0	0	0.00%	14.1%
12/31/2023	1.77	0	0	0.50%	12.4%	12/31/2023	1.80	0	0	0.25%	12.6%	12/31/2023	1.84	0	0	0.00%	12.9%
12/31/2022	1.58	0	0	0.50%	-9.1%	12/31/2022	1.60	0	0	0.25%	-8.9%	12/31/2022	1.63	0	0	0.00%	-8.6%
12/31/2021	1.74	0	0	0.50%	30.4%	12/31/2021	1.76	0	0	0.25%	30.7%	12/31/2021	1.78	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.5%
2023	1.7%
2022	1.7%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R6 Class - 06-CYW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,534,606	$1,390,160	20,627
Receivables: investments sold	929
Payables: investments purchased	-
Net assets	$1,535,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,535,535	343,036	$4.48
Band 100	-	-	4.58
Band 75	-	-	4.68
Band 50	-	-	4.79
Band 25	-	-	4.90
Band 0	-	-	5.01
Total	$1,535,535	343,036

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(26,428)
Net investment income (loss)			(26,428)

Gain (loss) on investments:
Net realized gain (loss)			355,770
Realized gain distributions			180,949
Net change in unrealized appreciation (depreciation)			(216,733)
Net gain (loss)			319,986

Increase (decrease) in net assets from operations			$293,558

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,428)	$(29,345)
Net realized gain (loss)		355,770	167,801
Realized gain distributions		180,949	307,586
Net change in unrealized appreciation (depreciation)		(216,733)	266,907

Increase (decrease) in net assets from operations		293,558	712,949

Contract owner transactions:
Proceeds from units sold		236,166	474,809
Cost of units redeemed		(1,556,104)	(1,370,501)
Account charges		(1,148)	(3,066)
Increase (decrease)		(1,321,086)	(898,758)
Net increase (decrease)		(1,027,528)	(185,809)
Net assets, beginning		2,563,063	2,748,872
Net assets, ending		$1,535,535	$2,563,063

Units sold		57,649	132,479
Units redeemed		(373,229)	(429,180)
Net increase (decrease)		(315,580)	(296,701)
Units outstanding, beginning		658,616	955,317
Units outstanding, ending		343,036	658,616

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,640,862
Cost of units redeemed/account charges			(8,532,189)
Net investment income (loss)			(231,199)
Net realized gain (loss)			896,232
Realized gain distributions			1,617,383
Net change in unrealized appreciation (depreciation)			144,446
Net assets			$1,535,535

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.48	343	$1,536	1.25%	15.0%	12/31/2025	$4.58	0	$0	1.00%	15.3%	12/31/2025	$4.68	0	$0	0.75%	15.6%
12/31/2024	3.89	659	2,563	1.25%	35.2%	12/31/2024	3.97	0	0	1.00%	35.6%	12/31/2024	4.05	0	0	0.75%	35.9%
12/31/2023	2.88	955	2,749	1.25%	52.5%	12/31/2023	2.93	0	0	1.00%	52.9%	12/31/2023	2.98	0	0	0.75%	53.3%
12/31/2022	1.89	1,129	2,131	1.25%	-36.8%	12/31/2022	1.92	0	0	1.00%	-36.6%	12/31/2022	1.94	0	0	0.75%	-36.5%
12/31/2021	2.98	1,393	4,157	1.25%	12.3%	12/31/2021	3.02	0	0	1.00%	12.6%	12/31/2021	3.06	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.79	0	$0	0.50%	15.9%	12/31/2025	$4.90	0	$0	0.25%	16.2%	12/31/2025	$5.01	0	$0	0.00%	16.5%
12/31/2024	4.13	0	0	0.50%	36.3%	12/31/2024	4.22	0	0	0.25%	36.6%	12/31/2024	4.30	0	0	0.00%	37.0%
12/31/2023	3.03	0	0	0.50%	53.6%	12/31/2023	3.09	0	0	0.25%	54.0%	12/31/2023	3.14	0	0	0.00%	54.4%
12/31/2022	1.97	0	0	0.50%	-36.3%	12/31/2022	2.00	0	0	0.25%	-36.1%	12/31/2022	2.04	0	0	0.00%	-36.0%
12/31/2021	3.10	0	0	0.50%	13.2%	12/31/2021	3.14	0	0	0.25%	13.5%	12/31/2021	3.18	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund R6 Class - 06-CYX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,164,455	$14,950,662	304,232
Receivables: investments sold	19,808
Payables: investments purchased	-
Net assets	$15,184,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,184,263	7,305,184	$2.08
Band 100	-	-	2.13
Band 75	-	-	2.17
Band 50	-	-	2.22
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$15,184,263	7,305,184

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$285,982
Mortality & expense charges			(187,453)
Net investment income (loss)			98,529

Gain (loss) on investments:
Net realized gain (loss)			117,748
Realized gain distributions			1,092,189
Net change in unrealized appreciation (depreciation)			355,733
Net gain (loss)			1,565,670

Increase (decrease) in net assets from operations			$1,664,199

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$98,529	$100,106
Net realized gain (loss)		117,748	119,540
Realized gain distributions		1,092,189	1,019,672
Net change in unrealized appreciation (depreciation)		355,733	298,450

Increase (decrease) in net assets from operations		1,664,199	1,537,768

Contract owner transactions:
Proceeds from units sold		17,248,778	17,795,766
Cost of units redeemed		(18,464,214)	(20,506,611)
Account charges		(27,517)	(29,847)
Increase (decrease)		(1,242,953)	(2,740,692)
Net increase (decrease)		421,246	(1,202,924)
Net assets, beginning		14,763,017	15,965,941
Net assets, ending		$15,184,263	$14,763,017

Units sold		8,856,271	9,769,751
Units redeemed		(9,495,924)	(11,190,909)
Net increase (decrease)		(639,653)	(1,421,158)
Units outstanding, beginning		7,944,837	9,365,995
Units outstanding, ending		7,305,184	7,944,837

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$96,583,814
Cost of units redeemed/account charges			(91,572,558)
Net investment income (loss)			1,004,446
Net realized gain (loss)			4,081,498
Realized gain distributions			4,873,270
Net change in unrealized appreciation (depreciation)			213,793
Net assets			$15,184,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	7,305	$15,184	1.25%	11.9%	12/31/2025	$2.13	0	$0	1.00%	12.1%	12/31/2025	$2.17	0	$0	0.75%	12.4%
12/31/2024	1.86	7,945	14,763	1.25%	10.6%	12/31/2024	1.90	0	0	1.00%	10.9%	12/31/2024	1.93	0	0	0.75%	11.2%
12/31/2023	1.68	7,858	13,199	1.25%	6.9%	12/31/2023	1.71	0	0	1.00%	7.2%	12/31/2023	1.74	0	0	0.75%	7.5%
12/31/2022	1.57	6,749	10,600	1.25%	-7.0%	12/31/2022	1.59	0	0	1.00%	-6.7%	12/31/2022	1.62	0	0	0.75%	-6.5%
12/31/2021	1.69	11,539	19,481	1.25%	24.0%	12/31/2021	1.71	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	0	$0	0.50%	12.7%	12/31/2025	$2.28	0	$0	0.25%	13.0%	12/31/2025	$2.33	0	$0	0.00%	13.3%
12/31/2024	1.97	0	0	0.50%	11.5%	12/31/2024	2.01	0	0	0.25%	11.7%	12/31/2024	2.06	0	0	0.00%	12.0%
12/31/2023	1.77	0	0	0.50%	7.8%	12/31/2023	1.80	0	0	0.25%	8.0%	12/31/2023	1.83	1,508	2,767	0.00%	8.3%
12/31/2022	1.64	0	0	0.50%	-6.3%	12/31/2022	1.67	0	0	0.25%	-6.0%	12/31/2022	1.69	1,688	2,860	0.00%	-5.8%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.78	0	0	0.25%	25.2%	12/31/2021	1.80	1,962	3,529	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.8%
2023	1.9%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund R6 Class - 06-GNF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,557,051	$23,997,767	844,356
Receivables: investments sold	456,438
Payables: investments purchased	-
Net assets	$24,013,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,013,489	11,685,589	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$24,013,489	11,685,589

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(356,675)
Net investment income (loss)			(356,675)

Gain (loss) on investments:
Net realized gain (loss)			1,673,691
Realized gain distributions			3,067,524
Net change in unrealized appreciation (depreciation)			(3,418,011)
Net gain (loss)			1,323,204

Increase (decrease) in net assets from operations			$966,529

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(356,675)	$(383,695)
Net realized gain (loss)		1,673,691	809,777
Realized gain distributions		3,067,524	2,079,160
Net change in unrealized appreciation (depreciation)		(3,418,011)	1,344,938

Increase (decrease) in net assets from operations		966,529	3,850,180

Contract owner transactions:
Proceeds from units sold		11,686,890	11,722,480
Cost of units redeemed		(19,409,120)	(15,512,750)
Account charges		(50,120)	(52,987)
Increase (decrease)		(7,772,350)	(3,843,257)
Net increase (decrease)		(6,805,821)	6,923
Net assets, beginning		30,819,310	30,812,387
Net assets, ending		$24,013,489	$30,819,310

Units sold		5,761,106	6,178,737
Units redeemed		(9,450,432)	(8,229,011)
Net increase (decrease)		(3,689,326)	(2,050,274)
Units outstanding, beginning		15,374,915	17,425,189
Units outstanding, ending		11,685,589	15,374,915

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$90,292,702
Cost of units redeemed/account charges			(74,021,152)
Net investment income (loss)			(1,861,345)
Net realized gain (loss)			3,654,098
Realized gain distributions			6,389,902
Net change in unrealized appreciation (depreciation)			(440,716)
Net assets			$24,013,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	11,686	$24,013	1.25%	2.5%	12/31/2025	$2.10	0	$0	1.00%	2.8%	12/31/2025	$2.14	0	$0	0.75%	3.0%
12/31/2024	2.00	15,375	30,819	1.25%	13.4%	12/31/2024	2.04	0	0	1.00%	13.6%	12/31/2024	2.08	0	0	0.75%	13.9%
12/31/2023	1.77	17,425	30,812	1.25%	20.0%	12/31/2023	1.80	0	0	1.00%	20.3%	12/31/2023	1.82	0	0	0.75%	20.6%
12/31/2022	1.47	16,377	24,133	1.25%	-29.2%	12/31/2022	1.49	0	0	1.00%	-29.0%	12/31/2022	1.51	0	0	0.75%	-28.8%
12/31/2021	2.08	16,166	33,640	1.25%	12.7%	12/31/2021	2.10	6	12	1.00%	13.0%	12/31/2021	2.12	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	3.3%	12/31/2025	$2.23	0	$0	0.25%	3.5%	12/31/2025	$2.27	0	$0	0.00%	3.8%
12/31/2024	2.11	0	0	0.50%	14.2%	12/31/2024	2.15	0	0	0.25%	14.5%	12/31/2024	2.19	0	0	0.00%	14.8%
12/31/2023	1.85	0	0	0.50%	20.9%	12/31/2023	1.88	0	0	0.25%	21.2%	12/31/2023	1.91	0	0	0.00%	21.5%
12/31/2022	1.53	0	0	0.50%	-28.7%	12/31/2022	1.55	0	0	0.25%	-28.5%	12/31/2022	1.57	0	0	0.00%	-28.3%
12/31/2021	2.15	0	0	0.50%	13.6%	12/31/2021	2.17	0	0	0.25%	13.9%	12/31/2021	2.19	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Diversification Fund R6 Class - 06-3MF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,714,730	$9,731,740	415,486
Receivables: investments sold	-
Payables: investments purchased	(172,516)
Net assets	$11,542,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,542,214	6,523,144	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$11,542,214	6,523,144

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$264,735
Mortality & expense charges			(148,004)
Net investment income (loss)			116,731

Gain (loss) on investments:
Net realized gain (loss)			616,394
Realized gain distributions			319,948
Net change in unrealized appreciation (depreciation)			1,696,064
Net gain (loss)			2,632,406

Increase (decrease) in net assets from operations			$2,749,137

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$116,731	$125,781
Net realized gain (loss)		616,394	338,910
Realized gain distributions		319,948	102,933
Net change in unrealized appreciation (depreciation)		1,696,064	163,570

Increase (decrease) in net assets from operations		2,749,137	731,194

Contract owner transactions:
Proceeds from units sold		2,644,726	2,743,398
Cost of units redeemed		(4,931,598)	(4,426,380)
Account charges		(17,568)	(25,921)
Increase (decrease)		(2,304,440)	(1,708,903)
Net increase (decrease)		444,697	(977,709)
Net assets, beginning		11,097,517	12,075,226
Net assets, ending		$11,542,214	$11,097,517

Units sold		1,716,016	1,979,583
Units redeemed		(3,118,521)	(3,125,671)
Net increase (decrease)		(1,402,505)	(1,146,088)
Units outstanding, beginning		7,925,649	9,071,737
Units outstanding, ending		6,523,144	7,925,649

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,927,057
Cost of units redeemed/account charges			(16,627,714)
Net investment income (loss)			468,725
Net realized gain (loss)			901,443
Realized gain distributions			889,713
Net change in unrealized appreciation (depreciation)			1,982,990
Net assets			$11,542,214

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	6,523	$11,542	1.25%	26.4%	12/31/2025	$1.80	0	$0	1.00%	26.7%	12/31/2025	$1.83	0	$0	0.75%	27.0%
12/31/2024	1.40	7,926	11,098	1.25%	5.2%	12/31/2024	1.42	0	0	1.00%	5.5%	12/31/2024	1.44	0	0	0.75%	5.7%
12/31/2023	1.33	9,072	12,075	1.25%	13.0%	12/31/2023	1.35	0	0	1.00%	13.3%	12/31/2023	1.37	0	0	0.75%	13.6%
12/31/2022	1.18	8,038	9,467	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.8%	12/31/2022	1.20	0	0	0.75%	-17.6%
12/31/2021	1.44	4,773	6,859	1.25%	6.4%	12/31/2021	1.45	0	0	1.00%	6.7%	12/31/2021	1.46	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	27.3%	12/31/2025	$1.90	0	$0	0.25%	27.6%	12/31/2025	$1.94	0	$0	0.00%	28.0%
12/31/2024	1.47	0	0	0.50%	6.0%	12/31/2024	1.49	0	0	0.25%	6.3%	12/31/2024	1.51	0	0	0.00%	6.5%
12/31/2023	1.38	0	0	0.50%	13.9%	12/31/2023	1.40	0	0	0.25%	14.2%	12/31/2023	1.42	0	0	0.00%	14.4%
12/31/2022	1.22	0	0	0.50%	-17.4%	12/31/2022	1.23	0	0	0.25%	-17.2%	12/31/2022	1.24	0	0	0.00%	-17.0%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.48	0	0	0.25%	7.5%	12/31/2021	1.50	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.4%
2023	2.9%
2022	0.9%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Fund R6 Class - 06-3JR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$806,054	$806,462	41,980
Receivables: investments sold	1,653
Payables: investments purchased	-
Net assets	$807,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$807,707	523,080	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$807,707	523,080

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,288
Mortality & expense charges			(9,188)
Net investment income (loss)			12,100

Gain (loss) on investments:
Net realized gain (loss)			(781)
Realized gain distributions			47,416
Net change in unrealized appreciation (depreciation)			10,865
Net gain (loss)			57,500

Increase (decrease) in net assets from operations			$69,600

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,100	$9,091
Net realized gain (loss)		(781)	3,245
Realized gain distributions		47,416	39,253
Net change in unrealized appreciation (depreciation)		10,865	(13,656)

Increase (decrease) in net assets from operations		69,600	37,933

Contract owner transactions:
Proceeds from units sold		157,022	141,590
Cost of units redeemed		(96,433)	(128,462)
Account charges		(802)	(1,062)
Increase (decrease)		59,787	12,066
Net increase (decrease)		129,387	49,999
Net assets, beginning		678,320	628,321
Net assets, ending		$807,707	$678,320

Units sold		108,280	101,138
Units redeemed		(68,483)	(94,869)
Net increase (decrease)		39,797	6,269
Units outstanding, beginning		483,283	477,014
Units outstanding, ending		523,080	483,283

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,724,418
Cost of units redeemed/account charges			(1,062,125)
Net investment income (loss)			34,928
Net realized gain (loss)			(30,971)
Realized gain distributions			141,865
Net change in unrealized appreciation (depreciation)			(408)
Net assets			$807,707

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	523	$808	1.25%	10.0%	12/31/2025	$1.57	0	$0	1.00%	10.3%	12/31/2025	$1.60	0	$0	0.75%	10.6%
12/31/2024	1.40	483	678	1.25%	6.6%	12/31/2024	1.43	0	0	1.00%	6.8%	12/31/2024	1.45	0	0	0.75%	7.1%
12/31/2023	1.32	477	628	1.25%	9.3%	12/31/2023	1.33	0	0	1.00%	9.6%	12/31/2023	1.35	0	0	0.75%	9.8%
12/31/2022	1.21	417	503	1.25%	-10.4%	12/31/2022	1.22	0	0	1.00%	-10.2%	12/31/2022	1.23	0	0	0.75%	-10.0%
12/31/2021	1.35	163	220	1.25%	12.9%	12/31/2021	1.36	0	0	1.00%	13.2%	12/31/2021	1.37	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	10.8%	12/31/2025	$1.66	0	$0	0.25%	11.1%	12/31/2025	$1.69	0	$0	0.00%	11.4%
12/31/2024	1.47	0	0	0.50%	7.4%	12/31/2024	1.49	0	0	0.25%	7.6%	12/31/2024	1.52	0	0	0.00%	7.9%
12/31/2023	1.37	0	0	0.50%	10.1%	12/31/2023	1.39	0	0	0.25%	10.4%	12/31/2023	1.41	0	0	0.00%	10.7%
12/31/2022	1.24	0	0	0.50%	-9.8%	12/31/2022	1.26	0	0	0.25%	-9.5%	12/31/2022	1.27	0	0	0.00%	-9.3%
12/31/2021	1.38	0	0	0.50%	13.7%	12/31/2021	1.39	0	0	0.25%	14.0%	12/31/2021	1.40	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.6%
2023	3.2%
2022	1.7%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R6 Class - 06-39X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,180	$172,322	7,787
Receivables: investments sold	-
Payables: investments purchased	(594)
Net assets	$193,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,586	108,048	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$193,586	108,048

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,936
Mortality & expense charges			(1,993)
Net investment income (loss)			1,943

Gain (loss) on investments:
Net realized gain (loss)			3,797
Realized gain distributions			4,207
Net change in unrealized appreciation (depreciation)			13,760
Net gain (loss)			21,764

Increase (decrease) in net assets from operations			$23,707

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,943	$984
Net realized gain (loss)		3,797	244
Realized gain distributions		4,207	1,344
Net change in unrealized appreciation (depreciation)		13,760	5,584

Increase (decrease) in net assets from operations		23,707	8,156

Contract owner transactions:
Proceeds from units sold		104,337	3,487
Cost of units redeemed		(19,233)	(2,891)
Account charges		(79)	-
Increase (decrease)		85,025	596
Net increase (decrease)		108,732	8,752
Net assets, beginning		84,854	76,102
Net assets, ending		$193,586	$84,854

Units sold		64,927	2,453
Units redeemed		(10,774)	(1,900)
Net increase (decrease)		54,153	553
Units outstanding, beginning		53,895	53,342
Units outstanding, ending		108,048	53,895

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$190,106
Cost of units redeemed/account charges			(34,070)
Net investment income (loss)			3,526
Net realized gain (loss)			2,971
Realized gain distributions			9,195
Net change in unrealized appreciation (depreciation)			21,858
Net assets			$193,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	108	$194	1.25%	13.8%	12/31/2025	$1.83	0	$0	1.00%	14.1%	12/31/2025	$1.86	0	$0	0.75%	14.4%
12/31/2024	1.57	54	85	1.25%	10.4%	12/31/2024	1.60	0	0	1.00%	10.6%	12/31/2024	1.63	0	0	0.75%	10.9%
12/31/2023	1.43	53	76	1.25%	-3.1%	12/31/2023	1.45	0	0	1.00%	-2.9%	12/31/2023	1.47	0	0	0.75%	-2.6%
12/31/2022	1.47	9	13	1.25%	-0.5%	12/31/2022	1.49	0	0	1.00%	-0.2%	12/31/2022	1.51	0	0	0.75%	0.0%
12/31/2021	1.48	5	7	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.51	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	14.7%	12/31/2025	$1.93	0	$0	0.25%	14.9%	12/31/2025	$1.97	0	$0	0.00%	15.2%
12/31/2024	1.65	0	0	0.50%	11.2%	12/31/2024	1.68	0	0	0.25%	11.5%	12/31/2024	1.71	0	0	0.00%	11.8%
12/31/2023	1.49	0	0	0.50%	-2.4%	12/31/2023	1.51	0	0	0.25%	-2.1%	12/31/2023	1.53	0	0	0.00%	-1.9%
12/31/2022	1.52	0	0	0.50%	0.3%	12/31/2022	1.54	0	0	0.25%	0.5%	12/31/2022	1.56	0	0	0.00%	0.8%
12/31/2021	1.52	0	0	0.50%	13.7%	12/31/2021	1.53	0	0	0.25%	14.0%	12/31/2021	1.55	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.5%
2023	2.0%
2022	1.9%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Growth Fund R6 Class - 06-49X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,687,411	$11,800,783	288,414
Receivables: investments sold	6,519
Payables: investments purchased	-
Net assets	$13,693,930

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,693,930	8,252,831	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$13,693,930	8,252,831

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$139,911
Mortality & expense charges			(173,921)
Net investment income (loss)			(34,010)

Gain (loss) on investments:
Net realized gain (loss)			604,090
Realized gain distributions			588,063
Net change in unrealized appreciation (depreciation)			1,381,308
Net gain (loss)			2,573,461

Increase (decrease) in net assets from operations			$2,539,451

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,010)	$45,378
Net realized gain (loss)		604,090	178,967
Realized gain distributions		588,063	572,218
Net change in unrealized appreciation (depreciation)		1,381,308	174,918

Increase (decrease) in net assets from operations		2,539,451	971,481

Contract owner transactions:
Proceeds from units sold		17,382,456	16,091,180
Cost of units redeemed		(19,334,712)	(16,377,525)
Account charges		(25,829)	(23,850)
Increase (decrease)		(1,978,085)	(310,195)
Net increase (decrease)		561,366	661,286
Net assets, beginning		13,132,564	12,471,278
Net assets, ending		$13,693,930	$13,132,564

Units sold		11,265,452	11,740,124
Units redeemed		(12,488,138)	(11,971,619)
Net increase (decrease)		(1,222,686)	(231,495)
Units outstanding, beginning		9,475,517	9,707,012
Units outstanding, ending		8,252,831	9,475,517

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$57,528,102
Cost of units redeemed/account charges			(47,918,550)
Net investment income (loss)			93,220
Net realized gain (loss)			763,729
Realized gain distributions			1,340,801
Net change in unrealized appreciation (depreciation)			1,886,628
Net assets			$13,693,930

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	8,253	$13,694	1.25%	19.7%	12/31/2025	$1.69	0	$0	1.00%	20.0%	12/31/2025	$1.71	0	$0	0.75%	20.3%
12/31/2024	1.39	9,476	13,133	1.25%	7.9%	12/31/2024	1.40	0	0	1.00%	8.1%	12/31/2024	1.42	0	0	0.75%	8.4%
12/31/2023	1.28	9,707	12,471	1.25%	13.5%	12/31/2023	1.30	0	0	1.00%	13.8%	12/31/2023	1.31	0	0	0.75%	14.1%
12/31/2022	1.13	192	217	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	188	254	1.25%	8.3%	12/31/2021	1.36	0	0	1.00%	8.6%	12/31/2021	1.36	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	20.6%	12/31/2025	$1.77	0	$0	0.25%	20.9%	12/31/2025	$1.79	0	$0	0.00%	21.2%
12/31/2024	1.44	0	0	0.50%	8.7%	12/31/2024	1.46	0	0	0.25%	9.0%	12/31/2024	1.48	0	0	0.00%	9.2%
12/31/2023	1.33	0	0	0.50%	14.4%	12/31/2023	1.34	0	0	0.25%	14.7%	12/31/2023	1.36	0	0	0.00%	15.0%
12/31/2022	1.16	0	0	0.50%	-15.4%	12/31/2022	1.17	0	0	0.25%	-15.2%	12/31/2022	1.18	0	0	0.00%	-15.0%
12/31/2021	1.37	0	0	0.50%	9.1%	12/31/2021	1.38	0	0	0.25%	9.4%	12/31/2021	1.39	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.6%
2023	2.9%
2022	0.9%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Bond Fund R6 Class - 06-3TH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,322	$36,807	3,868
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$37,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,331	33,762	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$37,331	33,762

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,721
Mortality & expense charges			(497)
Net investment income (loss)			1,224

Gain (loss) on investments:
Net realized gain (loss)			127
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			518
Net gain (loss)			645

Increase (decrease) in net assets from operations			$1,869

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,224	$16
Net realized gain (loss)		127	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		518	(11)

Increase (decrease) in net assets from operations		1,869	5

Contract owner transactions:
Proceeds from units sold		73,376	1,323
Cost of units redeemed		(39,502)	(5)
Account charges		(31)	(8)
Increase (decrease)		33,843	1,310
Net increase (decrease)		35,712	1,315
Net assets, beginning		1,619	304
Net assets, ending		$37,331	$1,619

Units sold		69,563	1,270
Units redeemed		(37,353)	(13)
Net increase (decrease)		32,210	1,257
Units outstanding, beginning		1,552	295
Units outstanding, ending		33,762	1,552

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$159,483
Cost of units redeemed/account charges			(123,955)
Net investment income (loss)			1,379
Net realized gain (loss)			(140)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			515
Net assets			$37,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	34	$37	1.25%	6.0%	12/31/2025	$1.13	0	$0	1.00%	6.3%	12/31/2025	$1.14	0	$0	0.75%	6.5%
12/31/2024	1.04	2	2	1.25%	1.3%	12/31/2024	1.06	0	0	1.00%	1.5%	12/31/2024	1.07	0	0	0.75%	1.8%
12/31/2023	1.03	0	0	1.25%	6.1%	12/31/2023	1.04	0	0	1.00%	6.4%	12/31/2023	1.06	0	0	0.75%	6.6%
12/31/2022	0.97	0	0	1.25%	-14.9%	12/31/2022	0.98	0	0	1.00%	-14.7%	12/31/2022	0.99	0	0	0.75%	-14.5%
12/31/2021	1.14	0	0	1.25%	-2.0%	12/31/2021	1.15	0	0	1.00%	-1.7%	12/31/2021	1.16	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	6.8%	12/31/2025	$1.19	0	$0	0.25%	7.1%	12/31/2025	$1.21	0	$0	0.00%	7.3%
12/31/2024	1.09	0	0	0.50%	2.0%	12/31/2024	1.11	0	0	0.25%	2.3%	12/31/2024	1.12	0	0	0.00%	2.6%
12/31/2023	1.07	0	0	0.50%	6.9%	12/31/2023	1.08	0	0	0.25%	7.2%	12/31/2023	1.10	0	0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-14.3%	12/31/2022	1.01	0	0	0.25%	-14.0%	12/31/2022	1.02	0	0	0.00%	-13.8%
12/31/2021	1.17	0	0	0.50%	-1.2%	12/31/2021	1.17	0	0	0.25%	-1.0%	12/31/2021	1.18	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.8%
2024	2.3%
2023	3.9%
2022	0.0%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Real Estate R6 Class - 06-4FM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,793	$153,278	8,481
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$136,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,806	134,848	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$136,806	134,848

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,412
Mortality & expense charges			(1,680)
Net investment income (loss)			2,732

Gain (loss) on investments:
Net realized gain (loss)			(2,813)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,299
Net gain (loss)			486

Increase (decrease) in net assets from operations			$3,218

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,732	$1,787
Net realized gain (loss)		(2,813)	(1,155)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,299	(6,178)

Increase (decrease) in net assets from operations		3,218	(5,546)

Contract owner transactions:
Proceeds from units sold		21,389	21,062
Cost of units redeemed		(20,367)	(8,056)
Account charges		(455)	(399)
Increase (decrease)		567	12,607
Net increase (decrease)		3,785	7,061
Net assets, beginning		133,021	125,960
Net assets, ending		$136,806	$133,021

Units sold		21,388	20,651
Units redeemed		(20,782)	(8,403)
Net increase (decrease)		606	12,248
Units outstanding, beginning		134,242	121,994
Units outstanding, ending		134,848	134,242

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$380,447
Cost of units redeemed/account charges			(226,036)
Net investment income (loss)			5,759
Net realized gain (loss)			(13,628)
Realized gain distributions			6,749
Net change in unrealized appreciation (depreciation)			(16,485)
Net assets			$136,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	135	$137	1.25%	2.4%	12/31/2025	$1.03	0	$0	1.00%	2.6%	12/31/2025	$1.05	0	$0	0.75%	2.9%
12/31/2024	0.99	134	133	1.25%	-4.0%	12/31/2024	1.00	0	0	1.00%	-3.8%	12/31/2024	1.02	0	0	0.75%	-3.5%
12/31/2023	1.03	122	126	1.25%	10.0%	12/31/2023	1.04	0	0	1.00%	10.3%	12/31/2023	1.05	0	0	0.75%	10.5%
12/31/2022	0.94	125	118	1.25%	-27.9%	12/31/2022	0.95	0	0	1.00%	-27.7%	12/31/2022	0.95	0	0	0.75%	-27.5%
12/31/2021	1.30	116	151	1.25%	28.3%	12/31/2021	1.31	0	0	1.00%	28.6%	12/31/2021	1.32	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	3.2%	12/31/2025	$1.08	0	$0	0.25%	3.4%	12/31/2025	$1.10	0	$0	0.00%	3.7%
12/31/2024	1.03	0	0	0.50%	-3.3%	12/31/2024	1.04	0	0	0.25%	-3.1%	12/31/2024	1.06	0	0	0.00%	-2.8%
12/31/2023	1.07	0	0	0.50%	10.8%	12/31/2023	1.08	0	0	0.25%	11.1%	12/31/2023	1.09	0	0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-27.3%	12/31/2022	0.97	0	0	0.25%	-27.1%	12/31/2022	0.98	0	0	0.00%	-27.0%
12/31/2021	1.32	0	0	0.50%	29.2%	12/31/2021	1.33	0	0	0.25%	29.5%	12/31/2021	1.34	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.6%
2023	1.9%
2022	0.6%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Core Equity Fund R6 Class - 06-3W7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,711,837	$2,444,172	49,511
Receivables: investments sold	3,364
Payables: investments purchased	-
Net assets	$2,715,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,715,201	1,233,675	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.36
Band 0	-	-	2.40
Total	$2,715,201	1,233,675

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,283
Mortality & expense charges			(35,200)
Net investment income (loss)			(16,917)

Gain (loss) on investments:
Net realized gain (loss)			135,792
Realized gain distributions			287,202
Net change in unrealized appreciation (depreciation)			(120,636)
Net gain (loss)			302,358

Increase (decrease) in net assets from operations			$285,441

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,917)	$(20,093)
Net realized gain (loss)		135,792	203,951
Realized gain distributions		287,202	191,947
Net change in unrealized appreciation (depreciation)		(120,636)	206,813

Increase (decrease) in net assets from operations		285,441	582,618

Contract owner transactions:
Proceeds from units sold		335,315	412,343
Cost of units redeemed		(845,511)	(1,022,286)
Account charges		(1,249)	(1,248)
Increase (decrease)		(511,445)	(611,191)
Net increase (decrease)		(226,004)	(28,573)
Net assets, beginning		2,941,205	2,969,778
Net assets, ending		$2,715,201	$2,941,205

Units sold		166,703	227,138
Units redeemed		(421,197)	(526,821)
Net increase (decrease)		(254,494)	(299,683)
Units outstanding, beginning		1,488,169	1,787,852
Units outstanding, ending		1,233,675	1,488,169

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,137,130
Cost of units redeemed/account charges			(3,530,992)
Net investment income (loss)			(56,084)
Net realized gain (loss)			172,584
Realized gain distributions			724,898
Net change in unrealized appreciation (depreciation)			267,665
Net assets			$2,715,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	1,234	$2,715	1.25%	11.4%	12/31/2025	$2.24	0	$0	1.00%	11.6%	12/31/2025	$2.28	0	$0	0.75%	11.9%
12/31/2024	1.98	1,488	2,941	1.25%	19.0%	12/31/2024	2.01	0	0	1.00%	19.3%	12/31/2024	2.03	0	0	0.75%	19.6%
12/31/2023	1.66	1,788	2,970	1.25%	21.7%	12/31/2023	1.68	0	0	1.00%	22.0%	12/31/2023	1.70	0	0	0.75%	22.3%
12/31/2022	1.36	1,402	1,913	1.25%	-17.9%	12/31/2022	1.38	0	0	1.00%	-17.7%	12/31/2022	1.39	0	0	0.75%	-17.5%
12/31/2021	1.66	1,331	2,212	1.25%	23.9%	12/31/2021	1.67	0	0	1.00%	24.2%	12/31/2021	1.69	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	0	$0	0.50%	12.2%	12/31/2025	$2.36	0	$0	0.25%	12.5%	12/31/2025	$2.40	0	$0	0.00%	12.8%
12/31/2024	2.06	0	0	0.50%	19.9%	12/31/2024	2.09	0	0	0.25%	20.2%	12/31/2024	2.12	0	0	0.00%	20.5%
12/31/2023	1.72	0	0	0.50%	22.7%	12/31/2023	1.74	0	0	0.25%	23.0%	12/31/2023	1.76	0	0	0.00%	23.3%
12/31/2022	1.40	0	0	0.50%	-17.3%	12/31/2022	1.42	0	0	0.25%	-17.1%	12/31/2022	1.43	0	0	0.00%	-16.9%
12/31/2021	1.70	0	0	0.50%	24.8%	12/31/2021	1.71	0	0	0.25%	25.2%	12/31/2021	1.72	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.7%
2023	0.9%
2022	0.6%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R2 Class - 06-822

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$115,772	$103,947	3,036
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$115,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,832	37,884	$3.06
Band 100	-	-	3.16
Band 75	-	-	3.26
Band 50	-	-	3.37
Band 25	-	-	3.49
Band 0	-	-	3.60
Total	$115,832	37,884

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,771
Mortality & expense charges			(1,291)
Net investment income (loss)			480

Gain (loss) on investments:
Net realized gain (loss)			630
Realized gain distributions			7,985
Net change in unrealized appreciation (depreciation)			18,171
Net gain (loss)			26,786

Increase (decrease) in net assets from operations			$27,266

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$480	$(3,418)
Net realized gain (loss)		630	(20,184)
Realized gain distributions		7,985	9,473
Net change in unrealized appreciation (depreciation)		18,171	59,597

Increase (decrease) in net assets from operations		27,266	45,468

Contract owner transactions:
Proceeds from units sold		6,827	29,525
Cost of units redeemed		(6,141)	(471,714)
Account charges		(12)	(11)
Increase (decrease)		674	(442,200)
Net increase (decrease)		27,940	(396,732)
Net assets, beginning		87,892	484,624
Net assets, ending		$115,832	$87,892

Units sold		2,503	12,590
Units redeemed		(2,232)	(193,832)
Net increase (decrease)		271	(181,242)
Units outstanding, beginning		37,613	218,855
Units outstanding, ending		37,884	37,613

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,593,604
Cost of units redeemed/account charges			(2,996,309)
Net investment income (loss)			(18,905)
Net realized gain (loss)			260,897
Realized gain distributions			264,720
Net change in unrealized appreciation (depreciation)			11,825
Net assets			$115,832

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	38	$116	1.25%	30.8%	12/31/2025	$3.16	0	$0	1.00%	31.2%	12/31/2025	$3.26	0	$0	0.75%	31.5%
12/31/2024	2.34	38	88	1.25%	5.5%	12/31/2024	2.41	0	0	1.00%	5.8%	12/31/2024	2.48	0	0	0.75%	6.1%
12/31/2023	2.21	219	485	1.25%	15.9%	12/31/2023	2.28	0	0	1.00%	16.2%	12/31/2023	2.34	0	0	0.75%	16.5%
12/31/2022	1.91	196	375	1.25%	-24.4%	12/31/2022	1.96	0	0	1.00%	-24.2%	12/31/2022	2.01	0	0	0.75%	-24.0%
12/31/2021	2.53	201	508	1.25%	8.7%	12/31/2021	2.59	0	0	1.00%	8.9%	12/31/2021	2.65	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.37	0	$0	0.50%	31.8%	12/31/2025	$3.49	0	$0	0.25%	32.2%	12/31/2025	$3.60	0	$0	0.00%	32.5%
12/31/2024	2.56	0	0	0.50%	6.3%	12/31/2024	2.64	0	0	0.25%	6.6%	12/31/2024	2.72	0	0	0.00%	6.9%
12/31/2023	2.41	0	0	0.50%	16.7%	12/31/2023	2.47	0	0	0.25%	17.0%	12/31/2023	2.54	0	0	0.00%	17.3%
12/31/2022	2.06	0	0	0.50%	-23.8%	12/31/2022	2.11	0	0	0.25%	-23.6%	12/31/2022	2.17	0	0	0.00%	-23.4%
12/31/2021	2.71	0	0	0.50%	9.5%	12/31/2021	2.77	0	0	0.25%	9.8%	12/31/2021	2.83	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	0.5%
2023	1.7%
2022	0.5%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Bond R6 Class - 06-4TK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,518	$28,205	3,568
Receivables: investments sold	741
Payables: investments purchased	-
Net assets	$29,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,259	29,163	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$29,259	29,163

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,123
Mortality & expense charges			(294)
Net investment income (loss)			829

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			225
Net gain (loss)			232

Increase (decrease) in net assets from operations			$1,061

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$829	$296
Net realized gain (loss)		7	38
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		225	(94)

Increase (decrease) in net assets from operations		1,061	240

Contract owner transactions:
Proceeds from units sold		10,334	8,420
Cost of units redeemed		(612)	(790)
Account charges		(9)	(6)
Increase (decrease)		9,713	7,624
Net increase (decrease)		10,774	7,864
Net assets, beginning		18,485	10,621
Net assets, ending		$29,259	$18,485

Units sold		10,520	8,875
Units redeemed		(641)	(821)
Net increase (decrease)		9,879	8,054
Units outstanding, beginning		19,284	11,230
Units outstanding, ending		29,163	19,284

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,715
Cost of units redeemed/account charges			(3,055)
Net investment income (loss)			1,192
Net realized gain (loss)			54
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			313
Net assets			$29,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	29	$29	1.25%	4.7%	12/31/2025	$1.02	0	$0	1.00%	4.9%	12/31/2025	$1.03	0	$0	0.75%	5.2%
12/31/2024	0.96	19	18	1.25%	1.4%	12/31/2024	0.97	0	0	1.00%	1.6%	12/31/2024	0.98	0	0	0.75%	1.9%
12/31/2023	0.95	11	11	1.25%	7.6%	12/31/2023	0.95	0	0	1.00%	7.8%	12/31/2023	0.96	0	0	0.75%	8.1%
12/31/2022	0.88	3	2	1.25%	-12.0%	12/31/2022	0.88	0	0	1.00%	-11.8%	12/31/2022	0.89	0	0	0.75%	-11.6%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	0.50%	5.5%	12/31/2025	$1.05	0	$0	0.25%	5.7%	12/31/2025	$1.07	0	$0	0.00%	6.0%
12/31/2024	0.99	0	0	0.50%	2.1%	12/31/2024	1.00	0	0	0.25%	2.4%	12/31/2024	1.01	0	0	0.00%	2.6%
12/31/2023	0.97	0	0	0.50%	8.4%	12/31/2023	0.97	0	0	0.25%	8.6%	12/31/2023	0.98	0	0	0.00%	8.9%
12/31/2022	0.89	0	0	0.50%	-11.3%	12/31/2022	0.90	0	0	0.25%	-11.1%	12/31/2022	0.90	0	0	0.00%	-10.9%
12/31/2021	1.01	0	0	0.50%	0.5%	12/31/2021	1.01	0	0	0.25%	0.7%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	3.3%
2023	1.8%
2022	1.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$495,310	$477,026	12,158
Receivables: investments sold	159
Payables: investments purchased	-
Net assets	$495,469

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,864	34,349	$6.37
Band 100	-	-	6.63
Band 75	-	-	6.89
Band 50	-	-	7.16
Band 25	-	-	7.45
Band 0	276,605	35,722	7.74
Total	$495,469	70,071

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,126
Mortality & expense charges			(3,352)
Net investment income (loss)			(1,226)

Gain (loss) on investments:
Net realized gain (loss)			18,862
Realized gain distributions			49,475
Net change in unrealized appreciation (depreciation)			(23,685)
Net gain (loss)			44,652

Increase (decrease) in net assets from operations			$43,426

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,226)	$(2,737)
Net realized gain (loss)		18,862	3,696
Realized gain distributions		49,475	45,750
Net change in unrealized appreciation (depreciation)		(23,685)	25,537

Increase (decrease) in net assets from operations		43,426	72,246

Contract owner transactions:
Proceeds from units sold		64,775	87,910
Cost of units redeemed		(199,477)	(58,600)
Account charges		(618)	(713)
Increase (decrease)		(135,320)	28,597
Net increase (decrease)		(91,894)	100,843
Net assets, beginning		587,363	486,520
Net assets, ending		$495,469	$587,363

Units sold		9,816	15,082
Units redeemed		(33,382)	(11,246)
Net increase (decrease)		(23,566)	3,836
Units outstanding, beginning		93,637	89,801
Units outstanding, ending		70,071	93,637

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,947,894
Cost of units redeemed/account charges			(49,386,916)
Net investment income (loss)			(280,689)
Net realized gain (loss)			9,625,611
Realized gain distributions			4,571,285
Net change in unrealized appreciation (depreciation)			18,284
Net assets			$495,469

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.37	34	$219	1.25%	8.5%	12/31/2025	$6.63	0	$0	1.00%	8.8%	12/31/2025	$6.89	0	$0	0.75%	9.0%
12/31/2024	5.87	62	363	1.25%	14.9%	12/31/2024	6.09	0	0	1.00%	15.2%	12/31/2024	6.32	0	0	0.75%	15.5%
12/31/2023	5.11	61	310	1.25%	22.5%	12/31/2023	5.29	0	0	1.00%	22.8%	12/31/2023	5.47	0	0	0.75%	23.1%
12/31/2022	4.17	121	504	1.25%	-20.2%	12/31/2022	4.30	0	0	1.00%	-20.0%	12/31/2022	4.44	0	0	0.75%	-19.8%
12/31/2021	5.23	146	766	1.25%	24.6%	12/31/2021	5.38	0	0	1.00%	24.9%	12/31/2021	5.54	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.16	0	$0	0.50%	9.3%	12/31/2025	$7.45	0	$0	0.25%	9.6%	12/31/2025	$7.74	36	$277	0.00%	9.9%
12/31/2024	6.55	0	0	0.50%	15.8%	12/31/2024	6.80	0	0	0.25%	16.1%	12/31/2024	7.05	32	224	0.00%	16.4%
12/31/2023	5.66	0	0	0.50%	23.4%	12/31/2023	5.86	0	0	0.25%	23.8%	12/31/2023	6.06	29	176	0.00%	24.1%
12/31/2022	4.58	0	0	0.50%	-19.6%	12/31/2022	4.73	0	0	0.25%	-19.4%	12/31/2022	4.88	26	127	0.00%	-19.2%
12/31/2021	5.71	0	0	0.50%	25.6%	12/31/2021	5.87	0	0	0.25%	25.9%	12/31/2021	6.05	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.2%
2023	0.3%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,203,830	$1,887,361	55,928
Receivables: investments sold	5,894
Payables: investments purchased	-
Net assets	$2,209,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,220,401	199,048	$6.13
Band 100	989,323	155,189	6.37
Band 75	-	-	6.63
Band 50	-	-	6.89
Band 25	-	-	7.17
Band 0	-	-	7.45
Total	$2,209,724	354,237

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,605
Mortality & expense charges			(24,602)
Net investment income (loss)			(21,997)

Gain (loss) on investments:
Net realized gain (loss)			80,383
Realized gain distributions			227,669
Net change in unrealized appreciation (depreciation)			(125,018)
Net gain (loss)			183,034

Increase (decrease) in net assets from operations			$161,037

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,997)	$(26,111)
Net realized gain (loss)		80,383	87,674
Realized gain distributions		227,669	182,389
Net change in unrealized appreciation (depreciation)		(125,018)	68,025

Increase (decrease) in net assets from operations		161,037	311,977

Contract owner transactions:
Proceeds from units sold		183,027	147,499
Cost of units redeemed		(401,327)	(332,966)
Account charges		(1,147)	(991)
Increase (decrease)		(219,447)	(186,458)
Net increase (decrease)		(58,410)	125,519
Net assets, beginning		2,268,134	2,142,615
Net assets, ending		$2,209,724	$2,268,134

Units sold		32,058	27,249
Units redeemed		(71,479)	(60,325)
Net increase (decrease)		(39,421)	(33,076)
Units outstanding, beginning		393,658	426,734
Units outstanding, ending		354,237	393,658

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,757,092
Cost of units redeemed/account charges			(20,443,605)
Net investment income (loss)			(431,531)
Net realized gain (loss)			3,464,361
Realized gain distributions			2,546,938
Net change in unrealized appreciation (depreciation)			316,469
Net assets			$2,209,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.13	199	$1,220	1.25%	8.2%	12/31/2025	$6.37	155	$989	1.00%	8.5%	12/31/2025	$6.63	0	$0	0.75%	8.8%
12/31/2024	5.66	211	1,195	1.25%	14.6%	12/31/2024	5.87	183	1,073	1.00%	14.9%	12/31/2024	6.09	0	0	0.75%	15.2%
12/31/2023	4.94	231	1,143	1.25%	22.2%	12/31/2023	5.11	196	1,000	1.00%	22.5%	12/31/2023	5.29	0	0	0.75%	22.8%
12/31/2022	4.04	265	1,070	1.25%	-20.4%	12/31/2022	4.17	212	886	1.00%	-20.2%	12/31/2022	4.31	0	0	0.75%	-20.0%
12/31/2021	5.08	240	1,220	1.25%	24.3%	12/31/2021	5.23	230	1,201	1.00%	24.6%	12/31/2021	5.39	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.89	0	$0	0.50%	9.1%	12/31/2025	$7.17	0	$0	0.25%	9.3%	12/31/2025	$7.45	0	$0	0.00%	9.6%
12/31/2024	6.32	0	0	0.50%	15.5%	12/31/2024	6.55	0	0	0.25%	15.8%	12/31/2024	6.80	0	0	0.00%	16.0%
12/31/2023	5.47	0	0	0.50%	23.1%	12/31/2023	5.66	0	0	0.25%	23.5%	12/31/2023	5.86	0	0	0.00%	23.8%
12/31/2022	4.44	0	0	0.50%	-19.8%	12/31/2022	4.59	0	0	0.25%	-19.6%	12/31/2022	4.73	0	0	0.00%	-19.4%
12/31/2021	5.54	0	0	0.50%	25.3%	12/31/2021	5.71	0	0	0.25%	25.6%	12/31/2021	5.88	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.1%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Equity R6 Class - 06-6W7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,504,914	$2,213,763	61,328
Receivables: investments sold	-
Payables: investments purchased	(16,204)
Net assets	$2,488,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,488,710	2,037,164	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$2,488,710	2,037,164

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$43,435
Mortality & expense charges			(37,612)
Net investment income (loss)			5,823

Gain (loss) on investments:
Net realized gain (loss)			170,953
Realized gain distributions			22,007
Net change in unrealized appreciation (depreciation)			333,511
Net gain (loss)			526,471

Increase (decrease) in net assets from operations			$532,294

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,823	$12,119
Net realized gain (loss)		170,953	5,907
Realized gain distributions		22,007	-
Net change in unrealized appreciation (depreciation)		333,511	(42,360)

Increase (decrease) in net assets from operations		532,294	(24,334)

Contract owner transactions:
Proceeds from units sold		1,320,158	2,291,114
Cost of units redeemed		(1,470,957)	(159,416)
Account charges		(55)	(94)
Increase (decrease)		(150,854)	2,131,604
Net increase (decrease)		381,440	2,107,270
Net assets, beginning		2,107,270	-
Net assets, ending		$2,488,710	$2,107,270

Units sold		1,213,536	2,253,327
Units redeemed		(1,275,677)	(154,022)
Net increase (decrease)		(62,141)	2,099,305
Units outstanding, beginning		2,099,305	-
Units outstanding, ending		2,037,164	2,099,305

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,611,272
Cost of units redeemed/account charges			(1,630,522)
Net investment income (loss)			17,942
Net realized gain (loss)			176,860
Realized gain distributions			22,007
Net change in unrealized appreciation (depreciation)			291,151
Net assets			$2,488,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	2,037	$2,489	1.25%	21.7%	12/31/2025	$1.23	0	$0	1.00%	22.0%	12/31/2025	$1.23	0	$0	0.75%	22.3%
12/31/2024	1.00	2,099	2,107	1.25%	0.4%	12/31/2024	1.01	0	0	1.00%	0.6%	12/31/2024	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	22.6%	12/31/2025	$1.24	0	$0	0.25%	22.9%	12/31/2025	$1.25	0	$0	0.00%	23.2%
12/31/2024	1.01	0	0	0.50%	1.0%	12/31/2024	1.01	0	0	0.25%	1.2%	12/31/2024	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Asset Strat Y Class - 06-008 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.12
Band 50	-	-	2.18
Band 25	-	-	2.25
Band 0	-	-	2.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	1.25%	15.2%	12/31/2025	$2.05	0	$0	1.00%	15.5%	12/31/2025	$2.12	0	$0	0.75%	15.8%
12/31/2024	1.73	0	0	1.25%	12.5%	12/31/2024	1.78	0	0	1.00%	12.8%	12/31/2024	1.83	0	0	0.75%	13.1%
12/31/2023	1.53	0	0	1.25%	14.2%	12/31/2023	1.58	0	0	1.00%	14.5%	12/31/2023	1.62	0	0	0.75%	14.7%
12/31/2022	1.34	0	0	1.25%	-14.5%	12/31/2022	1.38	0	0	1.00%	-14.3%	12/31/2022	1.41	0	0	0.75%	-14.1%
12/31/2021	1.57	0	0	1.25%	12.4%	12/31/2021	1.61	0	0	1.00%	12.7%	12/31/2021	1.64	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	16.0%	12/31/2025	$2.25	0	$0	0.25%	16.3%	12/31/2025	$2.33	0	$0	0.00%	16.6%
12/31/2024	1.88	0	0	0.50%	13.4%	12/31/2024	1.94	0	0	0.25%	13.7%	12/31/2024	1.99	0	0	0.00%	14.0%
12/31/2023	1.66	0	0	0.50%	15.0%	12/31/2023	1.70	0	0	0.25%	15.3%	12/31/2023	1.75	0	0	0.00%	15.6%
12/31/2022	1.44	0	0	0.50%	-13.9%	12/31/2022	1.48	0	0	0.25%	-13.6%	12/31/2022	1.51	0	0	0.00%	-13.4%
12/31/2021	1.68	0	0	0.50%	13.2%	12/31/2021	1.71	0	0	0.25%	13.5%	12/31/2021	1.75	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Balanced Y Class - 06-010 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.34
Band 100	-	-	2.42
Band 75	-	-	2.50
Band 50	-	-	2.57
Band 25	-	-	2.66
Band 0	-	-	2.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,204,816
Cost of units redeemed/account charges			(11,817,950)
Net investment income (loss)			(86,665)
Net realized gain (loss)			44,106
Realized gain distributions			655,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	1.25%	10.3%	12/31/2025	$2.42	0	$0	1.00%	10.6%	12/31/2025	$2.50	0	$0	0.75%	10.9%
12/31/2024	2.12	0	0	1.25%	14.3%	12/31/2024	2.19	0	0	1.00%	14.6%	12/31/2024	2.25	0	0	0.75%	14.9%
12/31/2023	1.86	0	0	1.25%	14.8%	12/31/2023	1.91	0	0	1.00%	15.0%	12/31/2023	1.96	0	0	0.75%	15.3%
12/31/2022	1.62	0	0	1.25%	-17.1%	12/31/2022	1.66	0	0	1.00%	-16.9%	12/31/2022	1.70	0	0	0.75%	-16.7%
12/31/2021	1.95	0	0	1.25%	14.8%	12/31/2021	2.00	0	0	1.00%	15.1%	12/31/2021	2.04	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	11.1%	12/31/2025	$2.66	0	$0	0.25%	11.4%	12/31/2025	$2.74	0	$0	0.00%	11.7%
12/31/2024	2.32	0	0	0.50%	15.1%	12/31/2024	2.38	0	0	0.25%	15.4%	12/31/2024	2.45	0	0	0.00%	15.7%
12/31/2023	2.01	0	0	0.50%	15.6%	12/31/2023	2.07	0	0	0.25%	15.9%	12/31/2023	2.12	0	0	0.00%	16.2%
12/31/2022	1.74	0	0	0.50%	-16.5%	12/31/2022	1.78	0	0	0.25%	-16.3%	12/31/2022	1.82	0	0	0.00%	-16.1%
12/31/2021	2.08	0	0	0.50%	15.7%	12/31/2021	2.13	0	0	0.25%	15.9%	12/31/2021	2.17	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Balanced R Class - 06-009

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$233,355	$210,155	9,148
Receivables: investments sold	115
Payables: investments purchased	-
Net assets	$233,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,470	103,835	$2.25
Band 100	-	-	2.32
Band 75	-	-	2.39
Band 50	-	-	2.47
Band 25	-	-	2.55
Band 0	-	-	2.63
Total	$233,470	103,835

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,846
Mortality & expense charges			(2,657)
Net investment income (loss)			(811)

Gain (loss) on investments:
Net realized gain (loss)			2,946
Realized gain distributions			3,397
Net change in unrealized appreciation (depreciation)			14,830
Net gain (loss)			21,173

Increase (decrease) in net assets from operations			$20,362

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(811)	$762
Net realized gain (loss)		2,946	(1,374)
Realized gain distributions		3,397	-
Net change in unrealized appreciation (depreciation)		14,830	21,186

Increase (decrease) in net assets from operations		20,362	20,574

Contract owner transactions:
Proceeds from units sold		50,782	63,942
Cost of units redeemed		(40,085)	(19,461)
Account charges		(789)	(221)
Increase (decrease)		9,908	44,260
Net increase (decrease)		30,270	64,834
Net assets, beginning		203,200	138,366
Net assets, ending		$233,470	$203,200

Units sold		23,823	32,575
Units redeemed		(19,448)	(10,329)
Net increase (decrease)		4,375	22,246
Units outstanding, beginning		99,460	77,214
Units outstanding, ending		103,835	99,460

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$786,067
Cost of units redeemed/account charges			(651,027)
Net investment income (loss)			(6,528)
Net realized gain (loss)			3,855
Realized gain distributions			77,903
Net change in unrealized appreciation (depreciation)			23,200
Net assets			$233,470

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	104	$233	1.25%	10.1%	12/31/2025	$2.32	0	$0	1.00%	10.3%	12/31/2025	$2.39	0	$0	0.75%	10.6%
12/31/2024	2.04	99	203	1.25%	14.0%	12/31/2024	2.10	0	0	1.00%	14.3%	12/31/2024	2.16	0	0	0.75%	14.6%
12/31/2023	1.79	77	138	1.25%	14.4%	12/31/2023	1.84	0	0	1.00%	14.7%	12/31/2023	1.89	0	0	0.75%	15.0%
12/31/2022	1.57	73	115	1.25%	-17.4%	12/31/2022	1.60	0	0	1.00%	-17.2%	12/31/2022	1.64	0	0	0.75%	-17.0%
12/31/2021	1.90	71	135	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.98	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	0	$0	0.50%	10.9%	12/31/2025	$2.55	0	$0	0.25%	11.2%	12/31/2025	$2.63	0	$0	0.00%	11.4%
12/31/2024	2.23	0	0	0.50%	14.9%	12/31/2024	2.29	0	0	0.25%	15.2%	12/31/2024	2.36	0	0	0.00%	15.5%
12/31/2023	1.94	0	0	0.50%	15.3%	12/31/2023	1.99	0	0	0.25%	15.6%	12/31/2023	2.04	0	0	0.00%	15.9%
12/31/2022	1.68	0	0	0.50%	-16.8%	12/31/2022	1.72	0	0	0.25%	-16.6%	12/31/2022	1.76	0	0	0.00%	-16.4%
12/31/2021	2.02	0	0	0.50%	15.2%	12/31/2021	2.06	0	0	0.25%	15.5%	12/31/2021	2.11	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.7%
2023	1.0%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie High Income R Class - 06-011

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,371	$7,478	1,237
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,374	5,270	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.49
Band 50	-	-	1.54
Band 25	-	-	1.59
Band 0	-	-	1.64
Total	$7,374	5,270

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$426
Mortality & expense charges			(87)
Net investment income (loss)			339

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(51)
Net gain (loss)			(52)

Increase (decrease) in net assets from operations			$287

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$339	$4,339
Net realized gain (loss)		(1)	(14,792)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(51)	13,222

Increase (decrease) in net assets from operations		287	2,769

Contract owner transactions:
Proceeds from units sold		278	5,010
Cost of units redeemed		-	(228,760)
Account charges		-	-
Increase (decrease)		278	(223,750)
Net increase (decrease)		565	(220,981)
Net assets, beginning		6,809	227,790
Net assets, ending		$7,374	$6,809

Units sold		204	3,888
Units redeemed		-	(175,756)
Net increase (decrease)		204	(171,868)
Units outstanding, beginning		5,066	176,934
Units outstanding, ending		5,270	5,066

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$636,360
Cost of units redeemed/account charges			(657,224)
Net investment income (loss)			63,860
Net realized gain (loss)			(39,806)
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(107)
Net assets			$7,374

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	5	$7	1.25%	4.1%	12/31/2025	$1.44	0	$0	1.00%	4.4%	12/31/2025	$1.49	0	$0	0.75%	4.6%
12/31/2024	1.34	5	7	1.25%	4.4%	12/31/2024	1.38	0	0	1.00%	4.7%	12/31/2024	1.42	0	0	0.75%	4.9%
12/31/2023	1.29	177	228	1.25%	10.5%	12/31/2023	1.32	0	0	1.00%	10.8%	12/31/2023	1.36	0	0	0.75%	11.1%
12/31/2022	1.16	169	197	1.25%	-12.8%	12/31/2022	1.19	0	0	1.00%	-12.5%	12/31/2022	1.22	0	0	0.75%	-12.3%
12/31/2021	1.34	6	8	1.25%	5.0%	12/31/2021	1.36	0	0	1.00%	5.2%	12/31/2021	1.39	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	0	$0	0.50%	4.9%	12/31/2025	$1.59	0	$0	0.25%	5.2%	12/31/2025	$1.64	0	$0	0.00%	5.4%
12/31/2024	1.47	0	0	0.50%	5.2%	12/31/2024	1.51	0	0	0.25%	5.5%	12/31/2024	1.55	0	0	0.00%	5.7%
12/31/2023	1.39	0	0	0.50%	11.3%	12/31/2023	1.43	0	0	0.25%	11.6%	12/31/2023	1.47	0	0	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-12.1%	12/31/2022	1.28	0	0	0.25%	-11.9%	12/31/2022	1.31	0	0	0.00%	-11.7%
12/31/2021	1.42	0	0	0.50%	5.8%	12/31/2021	1.45	0	0	0.25%	6.0%	12/31/2021	1.49	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	4.5%
2023	7.1%
2022	9.0%
2021	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Climate Solutions R Class - 06-CGP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.84
Band 100	-	-	0.87
Band 75	-	-	0.89
Band 50	-	-	0.91
Band 25	-	-	0.93
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$321,340
Cost of units redeemed/account charges			(291,446)
Net investment income (loss)			(4,029)
Net realized gain (loss)			(25,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.84	0	$0	1.25%	20.8%	12/31/2025	$0.87	0	$0	1.00%	21.1%	12/31/2025	$0.89	0	$0	0.75%	21.4%
12/31/2024	0.70	0	0	1.25%	-5.0%	12/31/2024	0.72	0	0	1.00%	-4.8%	12/31/2024	0.73	0	0	0.75%	-4.5%
12/31/2023	0.74	0	0	1.25%	-5.5%	12/31/2023	0.75	0	0	1.00%	-5.3%	12/31/2023	0.77	0	0	0.75%	-5.0%
12/31/2022	0.78	0	0	1.25%	39.2%	12/31/2022	0.79	0	0	1.00%	39.5%	12/31/2022	0.81	0	0	0.75%	39.9%
12/31/2021	0.56	0	0	1.25%	40.9%	12/31/2021	0.57	0	0	1.00%	41.2%	12/31/2021	0.58	0	0	0.75%	41.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.91	0	$0	0.50%	21.7%	12/31/2025	$0.93	0	$0	0.25%	22.0%	12/31/2025	$0.96	0	$0	0.00%	22.3%
12/31/2024	0.75	0	0	0.50%	-4.3%	12/31/2024	0.77	0	0	0.25%	-4.1%	12/31/2024	0.78	0	0	0.00%	-3.8%
12/31/2023	0.78	0	0	0.50%	-4.8%	12/31/2023	0.80	0	0	0.25%	-4.6%	12/31/2023	0.81	0	0	0.00%	-4.3%
12/31/2022	0.82	0	0	0.50%	40.2%	12/31/2022	0.84	0	0	0.25%	40.6%	12/31/2022	0.85	0	0	0.00%	40.9%
12/31/2021	0.59	0	0	0.50%	41.9%	12/31/2021	0.60	0	0	0.25%	42.3%	12/31/2021	0.60	0	0	0.00%	42.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Climate Solutions Y Class - 06-CGR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.87
Band 100	-	-	0.89
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.97
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(10)
Net investment income (loss)			(10)

Gain (loss) on investments:
Net realized gain (loss)			(48)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95
Net gain (loss)			47

Increase (decrease) in net assets from operations			$37

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10)	$(3)
Net realized gain (loss)		(48)	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		95	(68)

Increase (decrease) in net assets from operations		37	(74)

Contract owner transactions:
Proceeds from units sold		338	719
Cost of units redeemed		(1,942)	(33)
Account charges		-	-
Increase (decrease)		(1,604)	686
Net increase (decrease)		(1,567)	612
Net assets, beginning		1,567	955
Net assets, ending		$-	$1,567

Units sold		474	960
Units redeemed		(2,648)	(47)
Net increase (decrease)		(2,174)	913
Units outstanding, beginning		2,174	1,261
Units outstanding, ending		-	2,174

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,748,368
Cost of units redeemed/account charges			(1,436,500)
Net investment income (loss)			(20,294)
Net realized gain (loss)			(291,574)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.87	0	$0	1.25%	21.0%	12/31/2025	$0.89	0	$0	1.00%	21.4%	12/31/2025	$0.92	0	$0	0.75%	21.7%
12/31/2024	0.72	2	2	1.25%	-4.8%	12/31/2024	0.74	0	0	1.00%	-4.6%	12/31/2024	0.75	0	0	0.75%	-4.3%
12/31/2023	0.76	1	1	1.25%	-5.3%	12/31/2023	0.77	0	0	1.00%	-5.0%	12/31/2023	0.79	0	0	0.75%	-4.8%
12/31/2022	0.80	1	1	1.25%	39.4%	12/31/2022	0.81	0	0	1.00%	39.8%	12/31/2022	0.83	0	0	0.75%	40.1%
12/31/2021	0.57	323	185	1.25%	41.5%	12/31/2021	0.58	0	0	1.00%	41.9%	12/31/2021	0.59	0	0	0.75%	42.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.94	0	$0	0.50%	22.0%	12/31/2025	$0.97	0	$0	0.25%	22.3%	12/31/2025	$0.99	0	$0	0.00%	22.6%
12/31/2024	0.77	0	0	0.50%	-4.1%	12/31/2024	0.79	0	0	0.25%	-3.8%	12/31/2024	0.81	0	0	0.00%	-3.6%
12/31/2023	0.80	0	0	0.50%	-4.5%	12/31/2023	0.82	0	0	0.25%	-4.3%	12/31/2023	0.84	0	0	0.00%	-4.1%
12/31/2022	0.84	0	0	0.50%	40.5%	12/31/2022	0.86	0	0	0.25%	40.8%	12/31/2022	0.87	0	0	0.00%	41.2%
12/31/2021	0.60	0	0	0.50%	42.6%	12/31/2021	0.61	0	0	0.25%	43.0%	12/31/2021	0.62	0	0	0.00%	43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.0%
2023	2.7%
2022	0.0%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Sci & Tech R Class - 06-CGT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.22
Band 100	-	-	4.33
Band 75	-	-	4.44
Band 50	-	-	4.55
Band 25	-	-	4.67
Band 0	-	-	4.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$71,412
Cost of units redeemed/account charges			(88,706)
Net investment income (loss)			(608)
Net realized gain (loss)			11,054
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.22	0	$0	1.25%	31.8%	12/31/2025	$4.33	0	$0	1.00%	32.1%	12/31/2025	$4.44	0	$0	0.75%	32.5%
12/31/2024	3.20	0	0	1.25%	29.4%	12/31/2024	3.27	0	0	1.00%	29.7%	12/31/2024	3.35	0	0	0.75%	30.0%
12/31/2023	2.47	0	0	1.25%	38.5%	12/31/2023	2.52	0	0	1.00%	38.9%	12/31/2023	2.58	0	0	0.75%	39.2%
12/31/2022	1.79	0	0	1.25%	-33.5%	12/31/2022	1.82	0	0	1.00%	-33.3%	12/31/2022	1.85	0	0	0.75%	-33.1%
12/31/2021	2.68	0	0	1.25%	13.5%	12/31/2021	2.73	0	0	1.00%	13.8%	12/31/2021	2.77	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.55	0	$0	0.50%	32.8%	12/31/2025	$4.67	0	$0	0.25%	33.1%	12/31/2025	$4.79	0	$0	0.00%	33.5%
12/31/2024	3.43	0	0	0.50%	30.4%	12/31/2024	3.51	0	0	0.25%	30.7%	12/31/2024	3.59	0	0	0.00%	31.0%
12/31/2023	2.63	0	0	0.50%	39.5%	12/31/2023	2.68	0	0	0.25%	39.9%	12/31/2023	2.74	0	0	0.00%	40.2%
12/31/2022	1.88	0	0	0.50%	-33.0%	12/31/2022	1.92	0	0	0.25%	-32.8%	12/31/2022	1.95	0	0	0.00%	-32.6%
12/31/2021	2.81	0	0	0.50%	14.4%	12/31/2021	2.85	0	0	0.25%	14.7%	12/31/2021	2.90	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Sci & Tech Y Class - 06-CGV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,814,492	$2,001,846	24,499
Receivables: investments sold	-
Payables: investments purchased	(77,982)
Net assets	$1,736,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,736,510	397,725	$4.37
Band 100	-	-	4.48
Band 75	-	-	4.59
Band 50	-	-	4.71
Band 25	-	-	4.83
Band 0	-	-	4.95
Total	$1,736,510	397,725

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,232)
Net investment income (loss)			(2,232)

Gain (loss) on investments:
Net realized gain (loss)			(136)
Realized gain distributions			234,541
Net change in unrealized appreciation (depreciation)			(187,354)
Net gain (loss)			47,051

Increase (decrease) in net assets from operations			$44,819

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,232)	$-
Net realized gain (loss)		(136)	-
Realized gain distributions		234,541	-
Net change in unrealized appreciation (depreciation)		(187,354)	-

Increase (decrease) in net assets from operations		44,819	-

Contract owner transactions:
Proceeds from units sold		1,770,799	-
Cost of units redeemed		(79,015)	-
Account charges		(93)	-
Increase (decrease)		1,691,691	-
Net increase (decrease)		1,736,510	-
Net assets, beginning		-	-
Net assets, ending		$1,736,510	$-

Units sold		415,844	-
Units redeemed		(18,119)	-
Net increase (decrease)		397,725	-
Units outstanding, beginning		-	-
Units outstanding, ending		397,725	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,808,670
Cost of units redeemed/account charges			(121,937)
Net investment income (loss)			(2,747)
Net realized gain (loss)			1,982
Realized gain distributions			237,896
Net change in unrealized appreciation (depreciation)			(187,354)
Net assets			$1,736,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.37	398	$1,737	1.25%	32.1%	12/31/2025	$4.48	0	$0	1.00%	32.5%	12/31/2025	$4.59	0	$0	0.75%	32.8%
12/31/2024	3.30	0	0	1.25%	29.7%	12/31/2024	3.38	0	0	1.00%	30.0%	12/31/2024	3.46	0	0	0.75%	30.4%
12/31/2023	2.55	0	0	1.25%	38.9%	12/31/2023	2.60	0	0	1.00%	39.2%	12/31/2023	2.65	0	0	0.75%	39.6%
12/31/2022	1.83	0	0	1.25%	-33.2%	12/31/2022	1.87	0	0	1.00%	-33.1%	12/31/2022	1.90	0	0	0.75%	-32.9%
12/31/2021	2.75	0	0	1.25%	14.0%	12/31/2021	2.79	0	0	1.00%	14.3%	12/31/2021	2.83	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.71	0	$0	0.50%	33.1%	12/31/2025	$4.83	0	$0	0.25%	33.5%	12/31/2025	$4.95	0	$0	0.00%	33.8%
12/31/2024	3.54	0	0	0.50%	30.7%	12/31/2024	3.62	0	0	0.25%	31.0%	12/31/2024	3.70	0	0	0.00%	31.4%
12/31/2023	2.71	0	0	0.50%	39.9%	12/31/2023	2.76	0	0	0.25%	40.3%	12/31/2023	2.82	0	0	0.00%	40.6%
12/31/2022	1.93	0	0	0.50%	-32.7%	12/31/2022	1.97	0	0	0.25%	-32.6%	12/31/2022	2.00	0	0	0.00%	-32.4%
12/31/2021	2.88	0	0	0.50%	14.9%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.97	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Balanced R6 Class - 06-CXY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	1.25%	10.7%	12/31/2025	$2.07	0	$0	1.00%	11.0%	12/31/2025	$2.12	0	$0	0.75%	11.3%
12/31/2024	1.83	0	0	1.25%	14.7%	12/31/2024	1.86	0	0	1.00%	15.0%	12/31/2024	1.90	0	0	0.75%	15.2%
12/31/2023	1.59	0	0	1.25%	15.1%	12/31/2023	1.62	0	0	1.00%	15.4%	12/31/2023	1.65	0	0	0.75%	15.6%
12/31/2022	1.38	0	0	1.25%	-16.8%	12/31/2022	1.41	0	0	1.00%	-16.6%	12/31/2022	1.43	0	0	0.75%	-16.4%
12/31/2021	1.66	0	0	1.25%	15.2%	12/31/2021	1.69	0	0	1.00%	15.5%	12/31/2021	1.71	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	11.6%	12/31/2025	$2.21	0	$0	0.25%	11.8%	12/31/2025	$2.26	0	$0	0.00%	12.1%
12/31/2024	1.94	0	0	0.50%	15.5%	12/31/2024	1.98	0	0	0.25%	15.8%	12/31/2024	2.02	0	0	0.00%	16.1%
12/31/2023	1.68	0	0	0.50%	15.9%	12/31/2023	1.71	0	0	0.25%	16.2%	12/31/2023	1.74	0	0	0.00%	16.5%
12/31/2022	1.45	0	0	0.50%	-16.2%	12/31/2022	1.47	0	0	0.25%	-16.0%	12/31/2022	1.49	0	0	0.00%	-15.8%
12/31/2021	1.73	0	0	0.50%	16.0%	12/31/2021	1.75	0	0	0.25%	16.3%	12/31/2021	1.77	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Smid Cap Core R6 Class - 06-FNR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$465,739	$432,059	21,832
Receivables: investments sold	824
Payables: investments purchased	-
Net assets	$466,563

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$466,563	255,572	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$466,563	255,572

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,711
Mortality & expense charges			(5,708)
Net investment income (loss)			(3,997)

Gain (loss) on investments:
Net realized gain (loss)			2,244
Realized gain distributions			6,306
Net change in unrealized appreciation (depreciation)			30,783
Net gain (loss)			39,333

Increase (decrease) in net assets from operations			$35,336

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,997)	$(2,220)
Net realized gain (loss)		2,244	(26,491)
Realized gain distributions		6,306	-
Net change in unrealized appreciation (depreciation)		30,783	78,153

Increase (decrease) in net assets from operations		35,336	49,442

Contract owner transactions:
Proceeds from units sold		30,116	101,826
Cost of units redeemed		(64,777)	(101,497)
Account charges		(388)	(362)
Increase (decrease)		(35,049)	(33)
Net increase (decrease)		287	49,409
Net assets, beginning		466,276	416,867
Net assets, ending		$466,563	$466,276

Units sold		17,792	63,216
Units redeemed		(37,331)	(67,390)
Net increase (decrease)		(19,539)	(4,174)
Units outstanding, beginning		275,111	279,285
Units outstanding, ending		255,572	275,111

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,150,922
Cost of units redeemed/account charges			(816,564)
Net investment income (loss)			(26,618)
Net realized gain (loss)			(64,446)
Realized gain distributions			189,589
Net change in unrealized appreciation (depreciation)			33,680
Net assets			$466,563

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	256	$467	1.25%	7.7%	12/31/2025	$1.87	0	$0	1.00%	8.0%	12/31/2025	$1.91	0	$0	0.75%	8.3%
12/31/2024	1.69	275	466	1.25%	13.5%	12/31/2024	1.73	0	0	1.00%	13.8%	12/31/2024	1.76	0	0	0.75%	14.1%
12/31/2023	1.49	279	417	1.25%	15.4%	12/31/2023	1.52	0	0	1.00%	15.7%	12/31/2023	1.55	0	0	0.75%	16.0%
12/31/2022	1.29	342	442	1.25%	-15.7%	12/31/2022	1.31	0	0	1.00%	-15.5%	12/31/2022	1.33	0	0	0.75%	-15.3%
12/31/2021	1.53	395	606	1.25%	19.9%	12/31/2021	1.55	0	0	1.00%	20.2%	12/31/2021	1.57	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	8.5%	12/31/2025	$2.00	0	$0	0.25%	8.8%	12/31/2025	$2.04	0	$0	0.00%	9.1%
12/31/2024	1.80	0	0	0.50%	14.4%	12/31/2024	1.84	0	0	0.25%	14.7%	12/31/2024	1.87	0	0	0.00%	15.0%
12/31/2023	1.57	0	0	0.50%	16.3%	12/31/2023	1.60	0	0	0.25%	16.6%	12/31/2023	1.63	0	0	0.00%	16.9%
12/31/2022	1.35	0	0	0.50%	-15.1%	12/31/2022	1.37	0	0	0.25%	-14.8%	12/31/2022	1.39	0	0	0.00%	-14.6%
12/31/2021	1.59	0	0	0.50%	20.8%	12/31/2021	1.61	0	0	0.25%	21.1%	12/31/2021	1.63	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.6%
2023	0.4%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Smid Cap Core Y Class - 06-FPF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,272	$61,159	3,384
Receivables: investments sold	-
Payables: investments purchased	(253)
Net assets	$67,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,019	38,021	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$67,019	38,021

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$103
Mortality & expense charges			(758)
Net investment income (loss)			(655)

Gain (loss) on investments:
Net realized gain (loss)			102
Realized gain distributions			923
Net change in unrealized appreciation (depreciation)			4,272
Net gain (loss)			5,297

Increase (decrease) in net assets from operations			$4,642

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(655)	$(387)
Net realized gain (loss)		102	(61)
Realized gain distributions		923	-
Net change in unrealized appreciation (depreciation)		4,272	6,980

Increase (decrease) in net assets from operations		4,642	6,532

Contract owner transactions:
Proceeds from units sold		5,859	5,046
Cost of units redeemed		(1,877)	(848)
Account charges		(5)	(6)
Increase (decrease)		3,977	4,192
Net increase (decrease)		8,619	10,724
Net assets, beginning		58,400	47,676
Net assets, ending		$67,019	$58,400

Units sold		3,570	3,259
Units redeemed		(1,094)	(553)
Net increase (decrease)		2,476	2,706
Units outstanding, beginning		35,545	32,839
Units outstanding, ending		38,021	35,545

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$147,966
Cost of units redeemed/account charges			(103,761)
Net investment income (loss)			(5,013)
Net realized gain (loss)			(7,658)
Realized gain distributions			29,372
Net change in unrealized appreciation (depreciation)			6,113
Net assets			$67,019

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	38	$67	1.25%	7.3%	12/31/2025	$1.80	0	$0	1.00%	7.6%	12/31/2025	$1.84	0	$0	0.75%	7.8%
12/31/2024	1.64	36	58	1.25%	13.2%	12/31/2024	1.68	0	0	1.00%	13.5%	12/31/2024	1.71	0	0	0.75%	13.7%
12/31/2023	1.45	33	48	1.25%	15.1%	12/31/2023	1.48	0	0	1.00%	15.4%	12/31/2023	1.50	0	0	0.75%	15.7%
12/31/2022	1.26	35	44	1.25%	-16.1%	12/31/2022	1.28	0	0	1.00%	-15.8%	12/31/2022	1.30	0	0	0.75%	-15.6%
12/31/2021	1.50	81	122	1.25%	19.4%	12/31/2021	1.52	0	0	1.00%	19.7%	12/31/2021	1.54	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	8.1%	12/31/2025	$1.93	0	$0	0.25%	8.4%	12/31/2025	$1.97	0	$0	0.00%	8.6%
12/31/2024	1.75	0	0	0.50%	14.0%	12/31/2024	1.78	0	0	0.25%	14.3%	12/31/2024	1.82	0	0	0.00%	14.6%
12/31/2023	1.53	0	0	0.50%	16.0%	12/31/2023	1.56	0	0	0.25%	16.3%	12/31/2023	1.59	0	0	0.00%	16.6%
12/31/2022	1.32	0	0	0.50%	-15.4%	12/31/2022	1.34	0	0	0.25%	-15.2%	12/31/2022	1.36	0	0	0.00%	-15.0%
12/31/2021	1.56	0	0	0.50%	20.3%	12/31/2021	1.58	0	0	0.25%	20.6%	12/31/2021	1.60	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.5%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Smid Cap Core R Class - 06-FPP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,493	$197,865	12,322
Receivables: investments sold	103
Payables: investments purchased	-
Net assets	$218,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,596	127,481	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.79
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$218,596	127,481

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$246
Mortality & expense charges			(2,675)
Net investment income (loss)			(2,429)

Gain (loss) on investments:
Net realized gain (loss)			1,905
Realized gain distributions			3,335
Net change in unrealized appreciation (depreciation)			11,723
Net gain (loss)			16,963

Increase (decrease) in net assets from operations			$14,534

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,429)	$(1,672)
Net realized gain (loss)		1,905	(1,452)
Realized gain distributions		3,335	-
Net change in unrealized appreciation (depreciation)		11,723	29,077

Increase (decrease) in net assets from operations		14,534	25,953

Contract owner transactions:
Proceeds from units sold		32,944	34,483
Cost of units redeemed		(34,335)	(73,512)
Account charges		(409)	(302)
Increase (decrease)		(1,800)	(39,331)
Net increase (decrease)		12,734	(13,378)
Net assets, beginning		205,862	219,240
Net assets, ending		$218,596	$205,862

Units sold		20,575	26,957
Units redeemed		(21,585)	(52,956)
Net increase (decrease)		(1,010)	(25,999)
Units outstanding, beginning		128,491	154,490
Units outstanding, ending		127,481	128,491

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$801,455
Cost of units redeemed/account charges			(713,681)
Net investment income (loss)			(22,459)
Net realized gain (loss)			(1,981)
Realized gain distributions			134,634
Net change in unrealized appreciation (depreciation)			20,628
Net assets			$218,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	127	$219	1.25%	7.0%	12/31/2025	$1.75	0	$0	1.00%	7.3%	12/31/2025	$1.79	0	$0	0.75%	7.6%
12/31/2024	1.60	128	206	1.25%	12.9%	12/31/2024	1.63	0	0	1.00%	13.2%	12/31/2024	1.67	0	0	0.75%	13.5%
12/31/2023	1.42	154	219	1.25%	14.8%	12/31/2023	1.44	0	0	1.00%	15.1%	12/31/2023	1.47	0	0	0.75%	15.4%
12/31/2022	1.24	158	195	1.25%	-16.3%	12/31/2022	1.25	0	0	1.00%	-16.1%	12/31/2022	1.27	0	0	0.75%	-15.9%
12/31/2021	1.48	345	510	1.25%	19.0%	12/31/2021	1.49	0	0	1.00%	19.3%	12/31/2021	1.51	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	0.50%	7.8%	12/31/2025	$1.88	0	$0	0.25%	8.1%	12/31/2025	$1.92	0	$0	0.00%	8.4%
12/31/2024	1.70	0	0	0.50%	13.8%	12/31/2024	1.74	0	0	0.25%	14.0%	12/31/2024	1.77	0	0	0.00%	14.3%
12/31/2023	1.50	0	0	0.50%	15.7%	12/31/2023	1.52	0	0	0.25%	16.0%	12/31/2023	1.55	0	0	0.00%	16.3%
12/31/2022	1.29	0	0	0.50%	-15.7%	12/31/2022	1.31	0	0	0.25%	-15.5%	12/31/2022	1.33	0	0	0.00%	-15.2%
12/31/2021	1.53	0	0	0.50%	19.9%	12/31/2021	1.55	0	0	0.25%	20.2%	12/31/2021	1.57	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.6%
2023	0.2%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie High Income R6 Class - 06-GMF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			88
Net gain (loss)			88

Increase (decrease) in net assets from operations			$88

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$1,359
Net realized gain (loss)		-	1,210
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		88	(1,114)

Increase (decrease) in net assets from operations		88	1,455

Contract owner transactions:
Proceeds from units sold		-	53,869
Cost of units redeemed		(89)	(98,581)
Account charges		-	(118)
Increase (decrease)		(89)	(44,830)
Net increase (decrease)		(1)	(43,375)
Net assets, beginning		1	43,376
Net assets, ending		$-	$1

Units sold		-	46,062
Units redeemed		(1)	(83,649)
Net increase (decrease)		(1)	(37,587)
Units outstanding, beginning		1	37,588
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$363,145
Cost of units redeemed/account charges			(360,839)
Net investment income (loss)			10,794
Net realized gain (loss)			(13,100)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	1.25%	4.9%	12/31/2025	$1.30	0	$0	1.00%	5.2%	12/31/2025	$1.32	0	$0	0.75%	5.4%
12/31/2024	1.21	0	0	1.25%	5.0%	12/31/2024	1.23	0	0	1.00%	5.2%	12/31/2024	1.25	0	0	0.75%	5.5%
12/31/2023	1.15	38	43	1.25%	11.1%	12/31/2023	1.17	0	0	1.00%	11.4%	12/31/2023	1.19	0	0	0.75%	11.7%
12/31/2022	1.04	26	27	1.25%	-12.2%	12/31/2022	1.05	0	0	1.00%	-11.9%	12/31/2022	1.06	0	0	0.75%	-11.7%
12/31/2021	1.18	42	50	1.25%	5.8%	12/31/2021	1.19	0	0	1.00%	6.0%	12/31/2021	1.21	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	5.7%	12/31/2025	$1.38	0	$0	0.25%	6.0%	12/31/2025	$1.41	0	$0	0.00%	6.2%
12/31/2024	1.28	0	0	0.50%	5.8%	12/31/2024	1.30	0	0	0.25%	6.0%	12/31/2024	1.32	0	0	0.00%	6.3%
12/31/2023	1.21	0	0	0.50%	12.0%	12/31/2023	1.23	0	0	0.25%	12.2%	12/31/2023	1.24	0	0	0.00%	12.5%
12/31/2022	1.08	0	0	0.50%	-11.5%	12/31/2022	1.09	0	0	0.25%	-11.3%	12/31/2022	1.11	0	0	0.00%	-11.1%
12/31/2021	1.22	0	0	0.50%	6.6%	12/31/2021	1.23	0	0	0.25%	6.8%	12/31/2021	1.24	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	7.6%
2023	8.8%
2022	4.9%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Sci & Tech R6 Class - 06-GMG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.47
Band 100	-	-	3.54
Band 75	-	-	3.61
Band 50	-	-	3.68
Band 25	-	-	3.76
Band 0	-	-	3.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.47	0	$0	1.25%	32.6%	12/31/2025	$3.54	0	$0	1.00%	32.9%	12/31/2025	$3.61	0	$0	0.75%	33.2%
12/31/2024	2.62	0	0	1.25%	30.2%	12/31/2024	2.66	0	0	1.00%	30.5%	12/31/2024	2.71	0	0	0.75%	30.8%
12/31/2023	2.01	0	0	1.25%	39.3%	12/31/2023	2.04	0	0	1.00%	39.7%	12/31/2023	2.07	0	0	0.75%	40.0%
12/31/2022	1.44	0	0	1.25%	-33.0%	12/31/2022	1.46	0	0	1.00%	-32.8%	12/31/2022	1.48	0	0	0.75%	-32.6%
12/31/2021	2.15	0	0	1.25%	14.4%	12/31/2021	2.18	0	0	1.00%	14.7%	12/31/2021	2.20	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.68	0	$0	0.50%	33.6%	12/31/2025	$3.76	0	$0	0.25%	33.9%	12/31/2025	$3.83	0	$0	0.00%	34.2%
12/31/2024	2.76	0	0	0.50%	31.1%	12/31/2024	2.81	0	0	0.25%	31.5%	12/31/2024	2.86	0	0	0.00%	31.8%
12/31/2023	2.10	0	0	0.50%	40.4%	12/31/2023	2.14	0	0	0.25%	40.7%	12/31/2023	2.17	0	0	0.00%	41.1%
12/31/2022	1.50	0	0	0.50%	-32.5%	12/31/2022	1.52	0	0	0.25%	-32.3%	12/31/2022	1.54	0	0	0.00%	-32.1%
12/31/2021	2.22	0	0	0.50%	15.2%	12/31/2021	2.24	0	0	0.25%	15.5%	12/31/2021	2.26	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Sys Emg Mkt Eq R6 Class - 06-3XY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,272	$27,739	1,300
Receivables: investments sold	-
Payables: investments purchased	(1,134)
Net assets	$29,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,138	18,867	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$29,138	18,867

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$661
Mortality & expense charges			(307)
Net investment income (loss)			354

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			2,000
Net change in unrealized appreciation (depreciation)			3,331
Net gain (loss)			5,346

Increase (decrease) in net assets from operations			$5,700

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$354	$450
Net realized gain (loss)		15	(5)
Realized gain distributions		2,000	-
Net change in unrealized appreciation (depreciation)		3,331	375

Increase (decrease) in net assets from operations		5,700	820

Contract owner transactions:
Proceeds from units sold		4,915	6,364
Cost of units redeemed		(1,195)	-
Account charges		(72)	(49)
Increase (decrease)		3,648	6,315
Net increase (decrease)		9,348	7,135
Net assets, beginning		19,790	12,655
Net assets, ending		$29,138	$19,790

Units sold		3,603	5,143
Units redeemed		(824)	(39)
Net increase (decrease)		2,779	5,104
Units outstanding, beginning		16,088	10,984
Units outstanding, ending		18,867	16,088

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,118
Cost of units redeemed/account charges			(1,357)
Net investment income (loss)			1,124
Net realized gain (loss)			(35)
Realized gain distributions			2,755
Net change in unrealized appreciation (depreciation)			2,533
Net assets			$29,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	19	$29	1.25%	25.5%	12/31/2025	$1.57	0	$0	1.00%	25.9%	12/31/2025	$1.60	0	$0	0.75%	26.2%
12/31/2024	1.23	16	20	1.25%	6.8%	12/31/2024	1.25	0	0	1.00%	7.0%	12/31/2024	1.26	0	0	0.75%	7.3%
12/31/2023	1.15	11	13	1.25%	9.8%	12/31/2023	1.17	0	0	1.00%	10.1%	12/31/2023	1.18	0	0	0.75%	10.4%
12/31/2022	1.05	7	7	1.25%	-27.9%	12/31/2022	1.06	0	0	1.00%	-27.7%	12/31/2022	1.07	0	0	0.75%	-27.5%
12/31/2021	1.45	1	2	1.25%	-5.5%	12/31/2021	1.46	0	0	1.00%	-5.3%	12/31/2021	1.47	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	26.5%	12/31/2025	$1.65	0	$0	0.25%	26.8%	12/31/2025	$1.68	0	$0	0.00%	27.1%
12/31/2024	1.28	0	0	0.50%	7.6%	12/31/2024	1.30	0	0	0.25%	7.8%	12/31/2024	1.32	0	0	0.00%	8.1%
12/31/2023	1.19	0	0	0.50%	10.6%	12/31/2023	1.21	0	0	0.25%	10.9%	12/31/2023	1.22	0	0	0.00%	11.2%
12/31/2022	1.08	0	0	0.50%	-27.3%	12/31/2022	1.09	0	0	0.25%	-27.1%	12/31/2022	1.10	0	0	0.00%	-27.0%
12/31/2021	1.48	0	0	0.50%	-4.8%	12/31/2021	1.49	0	0	0.25%	-4.6%	12/31/2021	1.50	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	4.0%
2023	4.0%
2022	1.8%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Mid Cap Growth R6 Class - 06-3VY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,385	$462,168	16,094
Receivables: investments sold	8,959
Payables: investments purchased	-
Net assets	$445,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,344	282,725	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$445,344	282,725

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,670)
Net investment income (loss)			(7,670)

Gain (loss) on investments:
Net realized gain (loss)			19,203
Realized gain distributions			36,692
Net change in unrealized appreciation (depreciation)			(33,709)
Net gain (loss)			22,186

Increase (decrease) in net assets from operations			$14,516

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,670)	$(8,134)
Net realized gain (loss)		19,203	7,003
Realized gain distributions		36,692	38,573
Net change in unrealized appreciation (depreciation)		(33,709)	(30,591)

Increase (decrease) in net assets from operations		14,516	6,851

Contract owner transactions:
Proceeds from units sold		114,298	111,492
Cost of units redeemed		(328,522)	(80,269)
Account charges		(432)	(764)
Increase (decrease)		(214,656)	30,459
Net increase (decrease)		(200,140)	37,310
Net assets, beginning		645,484	608,174
Net assets, ending		$445,344	$645,484

Units sold		76,164	70,729
Units redeemed		(203,155)	(51,953)
Net increase (decrease)		(126,991)	18,776
Units outstanding, beginning		409,716	390,940
Units outstanding, ending		282,725	409,716

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$835,704
Cost of units redeemed/account charges			(482,199)
Net investment income (loss)			(18,209)
Net realized gain (loss)			26,274
Realized gain distributions			109,557
Net change in unrealized appreciation (depreciation)			(25,783)
Net assets			$445,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	283	$445	1.25%	0.0%	12/31/2025	$1.60	0	$0	1.00%	0.2%	12/31/2025	$1.63	0	$0	0.75%	0.5%
12/31/2024	1.58	410	645	1.25%	1.3%	12/31/2024	1.60	0	0	1.00%	1.5%	12/31/2024	1.62	0	0	0.75%	1.8%
12/31/2023	1.56	391	608	1.25%	18.9%	12/31/2023	1.57	0	0	1.00%	19.2%	12/31/2023	1.59	0	0	0.75%	19.5%
12/31/2022	1.31	12	16	1.25%	-31.3%	12/31/2022	1.32	0	0	1.00%	-31.1%	12/31/2022	1.33	0	0	0.75%	-31.0%
12/31/2021	1.91	0	0	1.25%	15.5%	12/31/2021	1.92	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	0.7%	12/31/2025	$1.69	0	$0	0.25%	1.0%	12/31/2025	$1.71	0	$0	0.00%	1.2%
12/31/2024	1.65	0	0	0.50%	2.0%	12/31/2024	1.67	0	0	0.25%	2.3%	12/31/2024	1.69	0	0	0.00%	2.6%
12/31/2023	1.61	0	0	0.50%	19.8%	12/31/2023	1.63	0	0	0.25%	20.1%	12/31/2023	1.65	0	0	0.00%	20.4%
12/31/2022	1.35	0	0	0.50%	-30.8%	12/31/2022	1.36	0	0	0.25%	-30.6%	12/31/2022	1.37	0	0	0.00%	-30.4%
12/31/2021	1.95	0	0	0.50%	16.3%	12/31/2021	1.96	0	0	0.25%	16.6%	12/31/2021	1.97	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie High Inc Y Class - 06-012

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,290	$255,402	41,438
Receivables: investments sold	685
Payables: investments purchased	-
Net assets	$246,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,975	169,372	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.55
Band 50	-	-	1.60
Band 25	-	-	1.65
Band 0	-	-	1.71
Total	$246,975	169,372

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,884
Mortality & expense charges			(3,517)
Net investment income (loss)			14,367

Gain (loss) on investments:
Net realized gain (loss)			(9,185)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,128
Net gain (loss)			(3,057)

Increase (decrease) in net assets from operations			$11,310

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,367	$16,768
Net realized gain (loss)		(9,185)	(5,546)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,128	3,709

Increase (decrease) in net assets from operations		11,310	14,931

Contract owner transactions:
Proceeds from units sold		50,370	86,473
Cost of units redeemed		(118,179)	(96,352)
Account charges		(101)	(30)
Increase (decrease)		(67,910)	(9,909)
Net increase (decrease)		(56,600)	5,022
Net assets, beginning		303,575	298,553
Net assets, ending		$246,975	$303,575

Units sold		36,507	62,595
Units redeemed		(84,438)	(68,955)
Net increase (decrease)		(47,931)	(6,360)
Units outstanding, beginning		217,303	223,663
Units outstanding, ending		169,372	217,303

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,277,147
Cost of units redeemed/account charges			(5,332,086)
Net investment income (loss)			747,504
Net realized gain (loss)			(477,453)
Realized gain distributions			40,975
Net change in unrealized appreciation (depreciation)			(9,112)
Net assets			$246,975

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	169	$247	1.25%	4.4%	12/31/2025	$1.50	0	$0	1.00%	4.6%	12/31/2025	$1.55	0	$0	0.75%	4.9%
12/31/2024	1.40	217	304	1.25%	4.7%	12/31/2024	1.44	0	0	1.00%	4.9%	12/31/2024	1.48	0	0	0.75%	5.2%
12/31/2023	1.33	224	299	1.25%	10.8%	12/31/2023	1.37	0	0	1.00%	11.1%	12/31/2023	1.41	0	0	0.75%	11.3%
12/31/2022	1.20	221	266	1.25%	-12.5%	12/31/2022	1.23	0	0	1.00%	-12.3%	12/31/2022	1.26	0	0	0.75%	-12.1%
12/31/2021	1.38	359	495	1.25%	5.4%	12/31/2021	1.41	0	0	1.00%	5.7%	12/31/2021	1.44	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	5.2%	12/31/2025	$1.65	0	$0	0.25%	5.4%	12/31/2025	$1.71	0	$0	0.00%	5.7%
12/31/2024	1.52	0	0	0.50%	5.4%	12/31/2024	1.57	0	0	0.25%	5.7%	12/31/2024	1.61	0	0	0.00%	6.0%
12/31/2023	1.44	0	0	0.50%	11.6%	12/31/2023	1.48	0	0	0.25%	11.9%	12/31/2023	1.52	0	0	0.00%	12.2%
12/31/2022	1.29	0	0	0.50%	-11.8%	12/31/2022	1.33	0	0	0.25%	-11.6%	12/31/2022	1.36	0	0	0.00%	-11.4%
12/31/2021	1.47	0	0	0.50%	6.2%	12/31/2021	1.50	0	0	0.25%	6.5%	12/31/2021	1.53	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.5%
2024	6.9%
2023	6.6%
2022	7.1%
2021	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Macquarie Asset Strat R Class - 06-007 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.91
Band 100	-	-	1.97
Band 75	-	-	2.03
Band 50	-	-	2.10
Band 25	-	-	2.16
Band 0	-	-	2.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$219,685
Cost of units redeemed/account charges			(217,037)
Net investment income (loss)			(2,021)
Net realized gain (loss)			(53,041)
Realized gain distributions			52,414
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	1.25%	14.9%	12/31/2025	$1.97	0	$0	1.00%	15.2%	12/31/2025	$2.03	0	$0	0.75%	15.4%
12/31/2024	1.66	0	0	1.25%	12.3%	12/31/2024	1.71	0	0	1.00%	12.6%	12/31/2024	1.76	0	0	0.75%	12.9%
12/31/2023	1.48	0	0	1.25%	13.8%	12/31/2023	1.52	0	0	1.00%	14.1%	12/31/2023	1.56	0	0	0.75%	14.4%
12/31/2022	1.30	71	93	1.25%	-14.8%	12/31/2022	1.33	0	0	1.00%	-14.6%	12/31/2022	1.36	0	0	0.75%	-14.4%
12/31/2021	1.53	69	105	1.25%	11.9%	12/31/2021	1.56	0	0	1.00%	12.2%	12/31/2021	1.59	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	15.7%	12/31/2025	$2.16	0	$0	0.25%	16.0%	12/31/2025	$2.23	0	$0	0.00%	16.3%
12/31/2024	1.81	0	0	0.50%	13.1%	12/31/2024	1.86	0	0	0.25%	13.4%	12/31/2024	1.92	0	0	0.00%	13.7%
12/31/2023	1.60	0	0	0.50%	14.7%	12/31/2023	1.64	0	0	0.25%	15.0%	12/31/2023	1.69	0	0	0.00%	15.2%
12/31/2022	1.40	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.9%	12/31/2022	1.46	0	0	0.00%	-13.7%
12/31/2021	1.63	0	0	0.50%	12.8%	12/31/2021	1.66	0	0	0.25%	13.1%	12/31/2021	1.70	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.7%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 06-600

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,050,702	$10,820,308	213,957
Receivables: investments sold	-
Payables: investments purchased	(4,704)
Net assets	$17,045,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,045,998	2,771,598	$6.15
Band 100	-	-	6.50
Band 75	-	-	6.87
Band 50	-	-	7.27
Band 25	-	-	7.68
Band 0	-	-	8.82
Total	$17,045,998	2,771,598

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$122,317
Mortality & expense charges			(195,768)
Net investment income (loss)			(73,451)

Gain (loss) on investments:
Net realized gain (loss)			1,118,335
Realized gain distributions			1,410,836
Net change in unrealized appreciation (depreciation)			322,125
Net gain (loss)			2,851,296

Increase (decrease) in net assets from operations			$2,777,845

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(73,451)	$(66,587)
Net realized gain (loss)		1,118,335	669,743
Realized gain distributions		1,410,836	415,103
Net change in unrealized appreciation (depreciation)		322,125	1,539,719

Increase (decrease) in net assets from operations		2,777,845	2,557,978

Contract owner transactions:
Proceeds from units sold		3,465,260	155,983
Cost of units redeemed		(2,439,077)	(1,427,344)
Account charges		(2,038)	(1,736)
Increase (decrease)		1,024,145	(1,273,097)
Net increase (decrease)		3,801,990	1,284,881
Net assets, beginning		13,244,008	11,959,127
Net assets, ending		$17,045,998	$13,244,008

Units sold		630,047	50,082
Units redeemed		(429,985)	(312,382)
Net increase (decrease)		200,062	(262,300)
Units outstanding, beginning		2,571,536	2,833,836
Units outstanding, ending		2,771,598	2,571,536

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$264,981,684
Cost of units redeemed/account charges			(256,108,834)
Net investment income (loss)			2,644,390
Net realized gain (loss)			(6,275,374)
Realized gain distributions			5,573,738
Net change in unrealized appreciation (depreciation)			6,230,394
Net assets			$17,045,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.15	2,772	$17,046	1.25%	19.4%	12/31/2025	$6.50	0	$0	1.00%	19.7%	12/31/2025	$6.87	0	$0	0.75%	20.0%
12/31/2024	5.15	2,572	13,244	1.25%	22.0%	12/31/2024	5.43	0	0	1.00%	22.3%	12/31/2024	5.73	0	0	0.75%	22.7%
12/31/2023	4.22	2,834	11,959	1.25%	25.2%	12/31/2023	4.44	0	0	1.00%	25.5%	12/31/2023	4.67	0	0	0.75%	25.8%
12/31/2022	3.37	3,071	10,351	1.25%	-20.4%	12/31/2022	3.54	0	0	1.00%	-20.2%	12/31/2022	3.71	0	0	0.75%	-20.0%
12/31/2021	4.23	3,379	14,309	1.25%	16.6%	12/31/2021	4.43	0	0	1.00%	16.9%	12/31/2021	4.64	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.27	0	$0	0.50%	20.3%	12/31/2025	$7.68	0	$0	0.25%	20.6%	12/31/2025	$8.82	0	$0	0.00%	20.9%
12/31/2024	6.04	0	0	0.50%	23.0%	12/31/2024	6.37	0	0	0.25%	23.3%	12/31/2024	7.29	0	0	0.00%	23.6%
12/31/2023	4.91	0	0	0.50%	26.1%	12/31/2023	5.17	0	0	0.25%	26.5%	12/31/2023	5.90	0	0	0.00%	26.8%
12/31/2022	3.89	0	0	0.50%	-19.8%	12/31/2022	4.09	0	0	0.25%	-19.6%	12/31/2022	4.66	0	0	0.00%	-19.4%
12/31/2021	4.86	0	0	0.50%	17.5%	12/31/2021	5.08	0	0	0.25%	17.8%	12/31/2021	5.78	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.8%
2023	0.9%
2022	1.5%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 06-259

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,929	$12,677	770
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$12,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,928	4,233	$3.05
Band 100	-	-	3.20
Band 75	-	-	3.36
Band 50	-	-	3.53
Band 25	-	-	3.70
Band 0	-	-	3.88
Total	$12,928	4,233

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$229
Mortality & expense charges			(174)
Net investment income (loss)			55

Gain (loss) on investments:
Net realized gain (loss)			114
Realized gain distributions			1,586
Net change in unrealized appreciation (depreciation)			(897)
Net gain (loss)			803

Increase (decrease) in net assets from operations			$858

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55	$(45)
Net realized gain (loss)		114	13
Realized gain distributions		1,586	583
Net change in unrealized appreciation (depreciation)		(897)	598

Increase (decrease) in net assets from operations		858	1,149

Contract owner transactions:
Proceeds from units sold		5,643	632
Cost of units redeemed		(5,245)	-
Account charges		(3)	(3)
Increase (decrease)		395	629
Net increase (decrease)		1,253	1,778
Net assets, beginning		11,675	9,897
Net assets, ending		$12,928	$11,675

Units sold		1,990	225
Units redeemed		(1,770)	(1)
Net increase (decrease)		220	224
Units outstanding, beginning		4,013	3,789
Units outstanding, ending		4,233	4,013

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,480,016
Cost of units redeemed/account charges			(7,251,009)
Net investment income (loss)			(40,410)
Net realized gain (loss)			610,952
Realized gain distributions			213,127
Net change in unrealized appreciation (depreciation)			252
Net assets			$12,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.05	4	$13	1.25%	5.0%	12/31/2025	$3.20	0	$0	1.00%	5.2%	12/31/2025	$3.36	0	$0	0.75%	5.5%
12/31/2024	2.91	4	12	1.25%	11.4%	12/31/2024	3.04	0	0	1.00%	11.7%	12/31/2024	3.19	0	0	0.75%	12.0%
12/31/2023	2.61	4	10	1.25%	9.7%	12/31/2023	2.73	0	0	1.00%	10.0%	12/31/2023	2.85	0	0	0.75%	10.3%
12/31/2022	2.38	4	10	1.25%	-6.9%	12/31/2022	2.48	0	0	1.00%	-6.7%	12/31/2022	2.58	0	0	0.75%	-6.5%
12/31/2021	2.56	4	10	1.25%	17.9%	12/31/2021	2.66	0	0	1.00%	18.2%	12/31/2021	2.76	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.53	0	$0	0.50%	5.8%	12/31/2025	$3.70	0	$0	0.25%	6.0%	12/31/2025	$3.88	0	$0	0.00%	6.3%
12/31/2024	3.33	0	0	0.50%	12.2%	12/31/2024	3.49	0	0	0.25%	12.5%	12/31/2024	3.65	0	0	0.00%	12.8%
12/31/2023	2.97	0	0	0.50%	10.6%	12/31/2023	3.10	0	0	0.25%	10.8%	12/31/2023	3.24	0	0	0.00%	11.1%
12/31/2022	2.69	0	0	0.50%	-6.2%	12/31/2022	2.80	0	0	0.25%	-6.0%	12/31/2022	2.91	0	0	0.00%	-5.8%
12/31/2021	2.87	0	0	0.50%	18.8%	12/31/2021	2.98	0	0	0.25%	19.1%	12/31/2021	3.09	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	0.9%
2023	0.9%
2022	1.1%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund R Class - 06-612

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,219,020	$5,444,365	155,308
Receivables: investments sold	189,208
Payables: investments purchased	-
Net assets	$7,408,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,049,949	1,352,407	$2.99
Band 100	2,209,976	710,510	3.11
Band 75	-	-	3.23
Band 50	1,148,303	342,202	3.36
Band 25	-	-	3.49
Band 0	-	-	3.62
Total	$7,408,228	2,405,119

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,585
Mortality & expense charges			(80,205)
Net investment income (loss)			12,380

Gain (loss) on investments:
Net realized gain (loss)			606,136
Realized gain distributions			471,891
Net change in unrealized appreciation (depreciation)			(146,528)
Net gain (loss)			931,499

Increase (decrease) in net assets from operations			$943,879

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,380	$37,148
Net realized gain (loss)		606,136	294,793
Realized gain distributions		471,891	363,999
Net change in unrealized appreciation (depreciation)		(146,528)	313,237

Increase (decrease) in net assets from operations		943,879	1,009,177

Contract owner transactions:
Proceeds from units sold		604,275	234,903
Cost of units redeemed		(2,002,447)	(1,096,529)
Account charges		(1,040)	(2,371)
Increase (decrease)		(1,399,212)	(863,997)
Net increase (decrease)		(455,333)	145,180
Net assets, beginning		7,863,561	7,718,381
Net assets, ending		$7,408,228	$7,863,561

Units sold		229,312	92,487
Units redeemed		(720,298)	(410,934)
Net increase (decrease)		(490,986)	(318,447)
Units outstanding, beginning		2,896,105	3,214,552
Units outstanding, ending		2,405,119	2,896,105

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,299,907
Cost of units redeemed/account charges			(35,710,077)
Net investment income (loss)			259,173
Net realized gain (loss)			4,433,306
Realized gain distributions			3,351,264
Net change in unrealized appreciation (depreciation)			1,774,655
Net assets			$7,408,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	1,352	$4,050	1.25%	12.9%	12/31/2025	$3.11	711	$2,210	1.00%	13.2%	12/31/2025	$3.23	0	$0	0.75%	13.4%
12/31/2024	2.65	1,756	4,658	1.25%	13.2%	12/31/2024	2.75	786	2,160	1.00%	13.5%	12/31/2024	2.85	0	0	0.75%	13.8%
12/31/2023	2.34	1,846	4,326	1.25%	13.3%	12/31/2023	2.42	896	2,169	1.00%	13.6%	12/31/2023	2.50	0	0	0.75%	13.8%
12/31/2022	2.07	1,910	3,951	1.25%	-18.1%	12/31/2022	2.13	1,003	2,139	1.00%	-17.9%	12/31/2022	2.20	0	0	0.75%	-17.7%
12/31/2021	2.53	2,842	7,181	1.25%	15.0%	12/31/2021	2.60	1,183	3,075	1.00%	15.3%	12/31/2021	2.67	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.36	342	$1,148	0.50%	13.7%	12/31/2025	$3.49	0	$0	0.25%	14.0%	12/31/2025	$3.62	0	$0	0.00%	14.3%
12/31/2024	2.95	354	1,045	0.50%	14.1%	12/31/2024	3.06	0	0	0.25%	14.3%	12/31/2024	3.17	0	0	0.00%	14.6%
12/31/2023	2.59	473	1,224	0.50%	14.1%	12/31/2023	2.67	0	0	0.25%	14.4%	12/31/2023	2.76	0	0	0.00%	14.7%
12/31/2022	2.27	530	1,202	0.50%	-17.5%	12/31/2022	2.34	0	0	0.25%	-17.3%	12/31/2022	2.41	0	0	0.00%	-17.1%
12/31/2021	2.75	624	1,715	0.50%	15.9%	12/31/2021	2.83	0	0	0.25%	16.2%	12/31/2021	2.91	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.6%
2023	1.8%
2022	0.4%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund R Class - 06-154

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,670,554	$2,430,367	61,102
Receivables: investments sold	-
Payables: investments purchased	(24,819)
Net assets	$2,645,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,008,892	243,043	$8.27
Band 100	636,843	73,177	8.70
Band 75	-	-	9.16
Band 50	-	-	9.65
Band 25	-	-	10.16
Band 0	-	-	10.70
Total	$2,645,735	316,220

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,804)
Net investment income (loss)			(31,804)

Gain (loss) on investments:
Net realized gain (loss)			217,936
Realized gain distributions			367,643
Net change in unrealized appreciation (depreciation)			(125,969)
Net gain (loss)			459,610

Increase (decrease) in net assets from operations			$427,806

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,804)	$(20,036)
Net realized gain (loss)		217,936	98,653
Realized gain distributions		367,643	294,230
Net change in unrealized appreciation (depreciation)		(125,969)	200,974

Increase (decrease) in net assets from operations		427,806	573,821

Contract owner transactions:
Proceeds from units sold		565,469	124,840
Cost of units redeemed		(914,887)	(512,519)
Account charges		(118)	(147)
Increase (decrease)		(349,536)	(387,826)
Net increase (decrease)		78,270	185,995
Net assets, beginning		2,567,465	2,381,470
Net assets, ending		$2,645,735	$2,567,465

Units sold		72,791	18,908
Units redeemed		(113,321)	(79,440)
Net increase (decrease)		(40,530)	(60,532)
Units outstanding, beginning		356,750	417,282
Units outstanding, ending		316,220	356,750

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,651,868
Cost of units redeemed/account charges			(15,499,711)
Net investment income (loss)			(451,886)
Net realized gain (loss)			977,674
Realized gain distributions			4,727,603
Net change in unrealized appreciation (depreciation)			240,187
Net assets			$2,645,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.27	243	$2,009	1.25%	16.1%	12/31/2025	$8.70	73	$637	1.00%	16.4%	12/31/2025	$9.16	0	$0	0.75%	16.7%
12/31/2024	7.12	281	1,998	1.25%	25.9%	12/31/2024	7.48	76	569	1.00%	26.2%	12/31/2024	7.85	0	0	0.75%	26.5%
12/31/2023	5.66	340	1,925	1.25%	37.2%	12/31/2023	5.93	77	456	1.00%	37.6%	12/31/2023	6.21	0	0	0.75%	37.9%
12/31/2022	4.12	391	1,612	1.25%	-34.8%	12/31/2022	4.31	97	418	1.00%	-34.6%	12/31/2022	4.50	0	0	0.75%	-34.5%
12/31/2021	6.32	446	2,822	1.25%	20.7%	12/31/2021	6.59	119	785	1.00%	21.0%	12/31/2021	6.87	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.65	0	$0	0.50%	17.0%	12/31/2025	$10.16	0	$0	0.25%	17.2%	12/31/2025	$10.70	0	$0	0.00%	17.5%
12/31/2024	8.25	0	0	0.50%	26.8%	12/31/2024	8.66	0	0	0.25%	27.1%	12/31/2024	9.10	0	0	0.00%	27.5%
12/31/2023	6.51	0	0	0.50%	38.3%	12/31/2023	6.81	0	0	0.25%	38.6%	12/31/2023	7.14	0	0	0.00%	39.0%
12/31/2022	4.70	0	0	0.50%	-34.3%	12/31/2022	4.92	0	0	0.25%	-34.1%	12/31/2022	5.14	0	0	0.00%	-34.0%
12/31/2021	7.16	0	0	0.50%	21.6%	12/31/2021	7.47	0	0	0.25%	21.9%	12/31/2021	7.78	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.4%
2023	0.0%
2022	0.0%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund A Class - 06-603

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$7.29
Band 100	-	-	7.58
Band 75	-	-	7.88
Band 50	-	-	8.20
Band 25	-	-	8.52
Band 0	-	-	8.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2,633)
Net realized gain (loss)		-	44,027
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	12,065

Increase (decrease) in net assets from operations		-	53,459

Contract owner transactions:
Proceeds from units sold		-	3,544
Cost of units redeemed		-	(267,867)
Account charges		-	(923)
Increase (decrease)		-	(265,246)
Net increase (decrease)		-	(211,787)
Net assets, beginning		-	211,787
Net assets, ending		$-	$-

Units sold		-	645
Units redeemed		-	(43,445)
Net increase (decrease)		-	(42,800)
Units outstanding, beginning		-	42,800
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,925,937
Cost of units redeemed/account charges			(10,951,809)
Net investment income (loss)			(150,100)
Net realized gain (loss)			2,317,414
Realized gain distributions			858,558
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.29	0	$0	1.25%	16.6%	12/31/2025	$7.58	0	$0	1.00%	16.9%	12/31/2025	$7.88	0	$0	0.75%	17.2%
12/31/2024	6.25	0	0	1.25%	26.4%	12/31/2024	6.49	0	0	1.00%	26.7%	12/31/2024	6.73	0	0	0.75%	27.0%
12/31/2023	4.95	43	212	1.25%	37.8%	12/31/2023	5.12	0	0	1.00%	38.2%	12/31/2023	5.30	0	0	0.75%	38.5%
12/31/2022	3.59	49	177	1.25%	-34.5%	12/31/2022	3.71	0	0	1.00%	-34.4%	12/31/2022	3.82	0	0	0.75%	-34.2%
12/31/2021	5.48	184	1,011	1.25%	21.1%	12/31/2021	5.65	0	0	1.00%	21.4%	12/31/2021	5.81	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.20	0	$0	0.50%	17.5%	12/31/2025	$8.52	0	$0	0.25%	17.8%	12/31/2025	$8.86	0	$0	0.00%	18.1%
12/31/2024	6.98	0	0	0.50%	27.3%	12/31/2024	7.24	0	0	0.25%	27.7%	12/31/2024	7.51	0	0	0.00%	28.0%
12/31/2023	5.48	0	0	0.50%	38.8%	12/31/2023	5.67	0	0	0.25%	39.2%	12/31/2023	5.86	0	0	0.00%	39.5%
12/31/2022	3.95	0	0	0.50%	-34.0%	12/31/2022	4.07	0	0	0.25%	-33.9%	12/31/2022	4.20	0	0	0.00%	-33.7%
12/31/2021	5.98	0	0	0.50%	22.1%	12/31/2021	6.16	0	0	0.25%	22.4%	12/31/2021	6.34	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Growth and Income Fund R Class - 06-156

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$853,449	$674,078	11,987
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$853,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303,407	66,571	$4.56
Band 100	54,657	11,390	4.80
Band 75	-	-	5.05
Band 50	495,347	93,117	5.32
Band 25	-	-	5.60
Band 0	-	-	5.90
Total	$853,411	171,078

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$875
Mortality & expense charges			(6,501)
Net investment income (loss)			(5,626)

Gain (loss) on investments:
Net realized gain (loss)			38,683
Realized gain distributions			108,170
Net change in unrealized appreciation (depreciation)			308
Net gain (loss)			147,161

Increase (decrease) in net assets from operations			$141,535

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,626)	$(3,946)
Net realized gain (loss)		38,683	20,839
Realized gain distributions		108,170	104,162
Net change in unrealized appreciation (depreciation)		308	(17,011)

Increase (decrease) in net assets from operations		141,535	104,044

Contract owner transactions:
Proceeds from units sold		7,158	4,382
Cost of units redeemed		(120,375)	(57,614)
Account charges		(147)	(162)
Increase (decrease)		(113,364)	(53,394)
Net increase (decrease)		28,171	50,650
Net assets, beginning		825,240	774,590
Net assets, ending		$853,411	$825,240

Units sold		1,828	1,189
Units redeemed		(25,828)	(13,885)
Net increase (decrease)		(24,000)	(12,696)
Units outstanding, beginning		195,078	207,774
Units outstanding, ending		171,078	195,078

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,475,526
Cost of units redeemed/account charges			(3,064,985)
Net investment income (loss)			40,566
Net realized gain (loss)			469,919
Realized gain distributions			753,014
Net change in unrealized appreciation (depreciation)			179,371
Net assets			$853,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.56	67	$303	1.25%	17.9%	12/31/2025	$4.80	11	$55	1.00%	18.2%	12/31/2025	$5.05	0	$0	0.75%	18.4%
12/31/2024	3.87	72	277	1.25%	13.1%	12/31/2024	4.06	11	46	1.00%	13.4%	12/31/2024	4.27	0	0	0.75%	13.7%
12/31/2023	3.42	71	243	1.25%	15.7%	12/31/2023	3.58	16	56	1.00%	16.0%	12/31/2023	3.75	0	0	0.75%	16.3%
12/31/2022	2.95	72	212	1.25%	-15.8%	12/31/2022	3.09	16	48	1.00%	-15.6%	12/31/2022	3.23	0	0	0.75%	-15.4%
12/31/2021	3.51	72	252	1.25%	26.5%	12/31/2021	3.66	19	70	1.00%	26.8%	12/31/2021	3.81	0	0	0.75%	27.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.32	93	$495	0.50%	18.7%	12/31/2025	$5.60	0	$0	0.25%	19.0%	12/31/2025	$5.90	0	$0	0.00%	19.3%
12/31/2024	4.48	112	502	0.50%	14.0%	12/31/2024	4.71	0	0	0.25%	14.3%	12/31/2024	4.94	0	0	0.00%	14.6%
12/31/2023	3.93	121	475	0.50%	16.6%	12/31/2023	4.12	0	0	0.25%	16.9%	12/31/2023	4.31	0	0	0.00%	17.2%
12/31/2022	3.37	128	430	0.50%	-15.2%	12/31/2022	3.52	0	0	0.25%	-15.0%	12/31/2022	3.68	0	0	0.00%	-14.8%
12/31/2021	3.97	165	655	0.50%	27.5%	12/31/2021	4.14	0	0	0.25%	27.8%	12/31/2021	4.32	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.5%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund R Class - 06-261

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,261	$324,850	20,761
Receivables: investments sold	414
Payables: investments purchased	-
Net assets	$312,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,140	68,541	$2.86
Band 100	59,570	19,834	3.00
Band 75	-	-	3.15
Band 50	56,965	17,236	3.31
Band 25	-	-	3.47
Band 0	-	-	3.64
Total	$312,675	105,611

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$453
Mortality & expense charges			(3,994)
Net investment income (loss)			(3,541)

Gain (loss) on investments:
Net realized gain (loss)			3,139
Realized gain distributions			26,127
Net change in unrealized appreciation (depreciation)			(6,615)
Net gain (loss)			22,651

Increase (decrease) in net assets from operations			$19,110

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,541)	$(3,344)
Net realized gain (loss)		3,139	1,955
Realized gain distributions		26,127	36,069
Net change in unrealized appreciation (depreciation)		(6,615)	10,355

Increase (decrease) in net assets from operations		19,110	45,035

Contract owner transactions:
Proceeds from units sold		10,694	14,205
Cost of units redeemed		(139,725)	(26,234)
Account charges		(81)	(76)
Increase (decrease)		(129,112)	(12,105)
Net increase (decrease)		(110,002)	32,930
Net assets, beginning		422,677	389,747
Net assets, ending		$312,675	$422,677

Units sold		3,896	5,351
Units redeemed		(47,553)	(9,458)
Net increase (decrease)		(43,657)	(4,107)
Units outstanding, beginning		149,268	153,375
Units outstanding, ending		105,611	149,268

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,074,025
Cost of units redeemed/account charges			(9,648,363)
Net investment income (loss)			(34,039)
Net realized gain (loss)			184,622
Realized gain distributions			1,749,019
Net change in unrealized appreciation (depreciation)			(12,589)
Net assets			$312,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	69	$196	1.25%	4.9%	12/31/2025	$3.00	20	$60	1.00%	5.1%	12/31/2025	$3.15	0	$0	0.75%	5.4%
12/31/2024	2.73	97	266	1.25%	11.1%	12/31/2024	2.86	20	57	1.00%	11.4%	12/31/2024	2.99	0	0	0.75%	11.7%
12/31/2023	2.46	101	248	1.25%	9.4%	12/31/2023	2.57	20	52	1.00%	9.6%	12/31/2023	2.68	0	0	0.75%	9.9%
12/31/2022	2.25	118	265	1.25%	-6.8%	12/31/2022	2.34	27	63	1.00%	-6.6%	12/31/2022	2.44	0	0	0.75%	-6.3%
12/31/2021	2.41	157	379	1.25%	17.4%	12/31/2021	2.50	39	97	1.00%	17.7%	12/31/2021	2.60	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.31	17	$57	0.50%	5.6%	12/31/2025	$3.47	0	$0	0.25%	5.9%	12/31/2025	$3.64	0	$0	0.00%	6.2%
12/31/2024	3.13	32	100	0.50%	11.9%	12/31/2024	3.27	0	0	0.25%	12.2%	12/31/2024	3.43	0	0	0.00%	12.5%
12/31/2023	2.79	32	89	0.50%	10.2%	12/31/2023	2.92	0	0	0.25%	10.4%	12/31/2023	3.04	0	0	0.00%	10.7%
12/31/2022	2.54	32	81	0.50%	-6.1%	12/31/2022	2.64	0	0	0.25%	-5.9%	12/31/2022	2.75	0	0	0.00%	-5.6%
12/31/2021	2.70	32	86	0.50%	18.3%	12/31/2021	2.81	0	0	0.25%	18.5%	12/31/2021	2.91	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.5%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund A Class - 06-604

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,687	$11,253	755
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$11,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,691	4,009	$2.92
Band 100	-	-	3.03
Band 75	-	-	3.15
Band 50	-	-	3.28
Band 25	-	-	3.41
Band 0	-	-	3.54
Total	$11,691	4,009

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$56
Mortality & expense charges			(138)
Net investment income (loss)			(82)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			936
Net change in unrealized appreciation (depreciation)			(284)
Net gain (loss)			662

Increase (decrease) in net assets from operations			$580

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82)	$(133)
Net realized gain (loss)		10	1,830
Realized gain distributions		936	889
Net change in unrealized appreciation (depreciation)		(284)	(822)

Increase (decrease) in net assets from operations		580	1,764

Contract owner transactions:
Proceeds from units sold		343	742
Cost of units redeemed		-	(17,934)
Account charges		-	-
Increase (decrease)		343	(17,192)
Net increase (decrease)		923	(15,428)
Net assets, beginning		10,768	26,196
Net assets, ending		$11,691	$10,768

Units sold		122	290
Units redeemed		-	(6,944)
Net increase (decrease)		122	(6,654)
Units outstanding, beginning		3,887	10,541
Units outstanding, ending		4,009	3,887

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,228,184
Cost of units redeemed/account charges			(9,315,571)
Net investment income (loss)			54,907
Net realized gain (loss)			824,192
Realized gain distributions			1,219,545
Net change in unrealized appreciation (depreciation)			434
Net assets			$11,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.92	4	$12	1.25%	5.3%	12/31/2025	$3.03	0	$0	1.00%	5.5%	12/31/2025	$3.15	0	$0	0.75%	5.8%
12/31/2024	2.77	4	11	1.25%	11.5%	12/31/2024	2.87	0	0	1.00%	11.7%	12/31/2024	2.98	0	0	0.75%	12.0%
12/31/2023	2.49	11	26	1.25%	9.7%	12/31/2023	2.57	0	0	1.00%	10.0%	12/31/2023	2.66	0	0	0.75%	10.2%
12/31/2022	2.27	18	41	1.25%	-6.4%	12/31/2022	2.34	0	0	1.00%	-6.2%	12/31/2022	2.41	0	0	0.75%	-6.0%
12/31/2021	2.42	18	43	1.25%	17.7%	12/31/2021	2.49	0	0	1.00%	18.0%	12/31/2021	2.57	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	0	$0	0.50%	6.1%	12/31/2025	$3.41	0	$0	0.25%	6.3%	12/31/2025	$3.54	0	$0	0.00%	6.6%
12/31/2024	3.09	0	0	0.50%	12.3%	12/31/2024	3.21	0	0	0.25%	12.6%	12/31/2024	3.32	0	0	0.00%	12.9%
12/31/2023	2.75	0	0	0.50%	10.5%	12/31/2023	2.85	0	0	0.25%	10.8%	12/31/2023	2.95	0	0	0.00%	11.1%
12/31/2022	2.49	0	0	0.50%	-5.7%	12/31/2022	2.57	0	0	0.25%	-5.5%	12/31/2022	2.65	0	0	0.00%	-5.3%
12/31/2021	2.64	0	0	0.50%	18.6%	12/31/2021	2.72	0	0	0.25%	18.9%	12/31/2021	2.80	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.4%
2023	0.6%
2022	0.9%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund Service Class - 06-615

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$428,772	$414,934	18,451
Receivables: investments sold	-
Payables: investments purchased	(1,078)
Net assets	$427,694

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,785	112,470	$3.63
Band 100	19,909	5,194	3.83
Band 75	-	-	4.05
Band 50	-	-	4.28
Band 25	-	-	4.53
Band 0	-	-	4.79
Total	$427,694	117,664

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$163
Mortality & expense charges			(7,895)
Net investment income (loss)			(7,732)

Gain (loss) on investments:
Net realized gain (loss)			22,923
Realized gain distributions			14,888
Net change in unrealized appreciation (depreciation)			8,484
Net gain (loss)			46,295

Increase (decrease) in net assets from operations			$38,563

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,732)	$(928)
Net realized gain (loss)		22,923	8,525
Realized gain distributions		14,888	64,060
Net change in unrealized appreciation (depreciation)		8,484	(39,475)

Increase (decrease) in net assets from operations		38,563	32,182

Contract owner transactions:
Proceeds from units sold		67,338	78,702
Cost of units redeemed		(388,248)	(71,497)
Account charges		(667)	(666)
Increase (decrease)		(321,577)	6,539
Net increase (decrease)		(283,014)	38,721
Net assets, beginning		710,708	671,987
Net assets, ending		$427,694	$710,708

Units sold		19,871	23,221
Units redeemed		(109,716)	(20,935)
Net increase (decrease)		(89,845)	2,286
Units outstanding, beginning		207,509	205,223
Units outstanding, ending		117,664	207,509

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,174,764
Cost of units redeemed/account charges			(16,563,394)
Net investment income (loss)			(14,520)
Net realized gain (loss)			(173,390)
Realized gain distributions			990,396
Net change in unrealized appreciation (depreciation)			13,838
Net assets			$427,694

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	112	$408	1.25%	6.0%	12/31/2025	$3.83	5	$20	1.00%	6.3%	12/31/2025	$4.05	0	$0	0.75%	6.5%
12/31/2024	3.42	202	692	1.25%	4.6%	12/31/2024	3.61	5	19	1.00%	4.9%	12/31/2024	3.80	0	0	0.75%	5.1%
12/31/2023	3.27	200	654	1.25%	11.5%	12/31/2023	3.44	5	18	1.00%	11.7%	12/31/2023	3.62	0	0	0.75%	12.0%
12/31/2022	2.93	348	1,022	1.25%	-11.2%	12/31/2022	3.08	5	16	1.00%	-11.0%	12/31/2022	3.23	0	0	0.75%	-10.8%
12/31/2021	3.31	445	1,471	1.25%	20.7%	12/31/2021	3.46	5	18	1.00%	21.0%	12/31/2021	3.62	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.28	0	$0	0.50%	6.8%	12/31/2025	$4.53	0	$0	0.25%	7.1%	12/31/2025	$4.79	0	$0	0.00%	7.3%
12/31/2024	4.01	0	0	0.50%	5.4%	12/31/2024	4.23	0	0	0.25%	5.6%	12/31/2024	4.46	0	0	0.00%	5.9%
12/31/2023	3.81	0	0	0.50%	12.3%	12/31/2023	4.00	0	0	0.25%	12.6%	12/31/2023	4.21	0	0	0.00%	12.9%
12/31/2022	3.39	0	0	0.50%	-10.6%	12/31/2022	3.56	0	0	0.25%	-10.4%	12/31/2022	3.73	0	0	0.00%	-10.1%
12/31/2021	3.79	0	0	0.50%	21.6%	12/31/2021	3.97	0	0	0.25%	21.9%	12/31/2021	4.16	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.2%
2023	0.3%
2022	0.1%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund A Class - 06-888

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,651	$27,838	326
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$28,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,670	7,143	$4.01
Band 100	-	-	4.13
Band 75	-	-	4.24
Band 50	-	-	4.36
Band 25	-	-	4.48
Band 0	-	-	4.60
Total	$28,670	7,143

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24
Mortality & expense charges			(466)
Net investment income (loss)			(442)

Gain (loss) on investments:
Net realized gain (loss)			6,801
Realized gain distributions			3,069
Net change in unrealized appreciation (depreciation)			(1,973)
Net gain (loss)			7,897

Increase (decrease) in net assets from operations			$7,455

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(442)	$(325)
Net realized gain (loss)		6,801	11,044
Realized gain distributions		3,069	904
Net change in unrealized appreciation (depreciation)		(1,973)	1,316

Increase (decrease) in net assets from operations		7,455	12,939

Contract owner transactions:
Proceeds from units sold		173,495	71,229
Cost of units redeemed		(171,438)	(85,977)
Account charges		(5)	(17)
Increase (decrease)		2,052	(14,765)
Net increase (decrease)		9,507	(1,826)
Net assets, beginning		19,163	20,989
Net assets, ending		$28,670	$19,163

Units sold		49,930	26,771
Units redeemed		(48,360)	(29,325)
Net increase (decrease)		1,570	(2,554)
Units outstanding, beginning		5,573	8,127
Units outstanding, ending		7,143	5,573

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,131,567
Cost of units redeemed/account charges			(1,237,422)
Net investment income (loss)			(6,914)
Net realized gain (loss)			90,043
Realized gain distributions			50,583
Net change in unrealized appreciation (depreciation)			813
Net assets			$28,670

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.01	7	$29	1.25%	16.7%	12/31/2025	$4.13	0	$0	1.00%	17.0%	12/31/2025	$4.24	0	$0	0.75%	17.3%
12/31/2024	3.44	6	19	1.25%	33.2%	12/31/2024	3.53	0	0	1.00%	33.5%	12/31/2024	3.61	0	0	0.75%	33.8%
12/31/2023	2.58	8	21	1.25%	41.1%	12/31/2023	2.64	0	0	1.00%	41.4%	12/31/2023	2.70	0	0	0.75%	41.8%
12/31/2022	1.83	6	11	1.25%	-31.0%	12/31/2022	1.87	0	0	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.65	5	13	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.75	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.36	0	$0	0.50%	17.6%	12/31/2025	$4.48	0	$0	0.25%	17.9%	12/31/2025	$4.60	0	$0	0.00%	18.2%
12/31/2024	3.71	0	0	0.50%	34.2%	12/31/2024	3.80	0	0	0.25%	34.5%	12/31/2024	3.89	0	0	0.00%	34.8%
12/31/2023	2.76	0	0	0.50%	42.1%	12/31/2023	2.82	0	0	0.25%	42.5%	12/31/2023	2.89	0	0	0.00%	42.8%
12/31/2022	1.94	0	0	0.50%	-30.5%	12/31/2022	1.98	0	0	0.25%	-30.3%	12/31/2022	2.02	0	0	0.00%	-30.1%
12/31/2021	2.79	0	0	0.50%	19.6%	12/31/2021	2.84	0	0	0.25%	19.9%	12/31/2021	2.89	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.0%
2022	0.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund A Class - 06-889

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,043	$488,773	19,345
Receivables: investments sold	10,402
Payables: investments purchased	-
Net assets	$471,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$471,445	213,180	$2.21
Band 100	-	-	2.27
Band 75	-	-	2.34
Band 50	-	-	2.40
Band 25	-	-	2.47
Band 0	-	-	2.54
Total	$471,445	213,180

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$516
Mortality & expense charges			(6,965)
Net investment income (loss)			(6,449)

Gain (loss) on investments:
Net realized gain (loss)			(49,095)
Realized gain distributions			49,308
Net change in unrealized appreciation (depreciation)			47,985
Net gain (loss)			48,198

Increase (decrease) in net assets from operations			$41,749

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,449)	$(6,530)
Net realized gain (loss)		(49,095)	(27,251)
Realized gain distributions		49,308	49,808
Net change in unrealized appreciation (depreciation)		47,985	42,536

Increase (decrease) in net assets from operations		41,749	58,563

Contract owner transactions:
Proceeds from units sold		132,303	115,953
Cost of units redeemed		(398,958)	(202,088)
Account charges		(234)	(591)
Increase (decrease)		(266,889)	(86,726)
Net increase (decrease)		(225,140)	(28,163)
Net assets, beginning		696,585	724,748
Net assets, ending		$471,445	$696,585

Units sold		81,950	59,346
Units redeemed		(208,821)	(103,775)
Net increase (decrease)		(126,871)	(44,429)
Units outstanding, beginning		340,051	384,480
Units outstanding, ending		213,180	340,051

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,535,073
Cost of units redeemed/account charges			(35,137,203)
Net investment income (loss)			(409,155)
Net realized gain (loss)			3,146,265
Realized gain distributions			3,364,195
Net change in unrealized appreciation (depreciation)			(27,730)
Net assets			$471,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	213	$471	1.25%	8.0%	12/31/2025	$2.27	0	$0	1.00%	8.2%	12/31/2025	$2.34	0	$0	0.75%	8.5%
12/31/2024	2.05	340	697	1.25%	8.7%	12/31/2024	2.10	0	0	1.00%	8.9%	12/31/2024	2.15	0	0	0.75%	9.2%
12/31/2023	1.89	384	725	1.25%	12.8%	12/31/2023	1.93	0	0	1.00%	13.1%	12/31/2023	1.97	0	0	0.75%	13.4%
12/31/2022	1.67	1,353	2,261	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.74	0	0	0.75%	-24.5%
12/31/2021	2.22	1,824	4,056	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.7%	12/31/2021	2.30	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	0	$0	0.50%	8.8%	12/31/2025	$2.47	0	$0	0.25%	9.0%	12/31/2025	$2.54	0	$0	0.00%	9.3%
12/31/2024	2.21	0	0	0.50%	9.5%	12/31/2024	2.26	0	0	0.25%	9.8%	12/31/2024	2.32	0	0	0.00%	10.0%
12/31/2023	2.02	0	0	0.50%	13.7%	12/31/2023	2.06	0	0	0.25%	14.0%	12/31/2023	2.11	0	0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.81	0	0	0.25%	-24.1%	12/31/2022	1.85	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.5%	12/31/2021	2.43	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.0%
2022	0.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund Service Class - 06-919 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.94
Band 100	-	-	4.05
Band 75	-	-	4.16
Band 50	-	-	4.28
Band 25	-	-	4.39
Band 0	-	-	4.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.94	0	$0	1.25%	16.5%	12/31/2025	$4.05	0	$0	1.00%	16.8%	12/31/2025	$4.16	0	$0	0.75%	17.1%
12/31/2024	3.38	0	0	1.25%	32.9%	12/31/2024	3.47	0	0	1.00%	33.2%	12/31/2024	3.55	0	0	0.75%	33.5%
12/31/2023	2.54	0	0	1.25%	40.8%	12/31/2023	2.60	0	0	1.00%	41.1%	12/31/2023	2.66	0	0	0.75%	41.5%
12/31/2022	1.81	0	0	1.25%	-31.1%	12/31/2022	1.84	0	0	1.00%	-30.9%	12/31/2022	1.88	0	0	0.75%	-30.8%
12/31/2021	2.62	0	0	1.25%	18.4%	12/31/2021	2.67	0	0	1.00%	18.7%	12/31/2021	2.72	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.28	0	$0	0.50%	17.4%	12/31/2025	$4.39	0	$0	0.25%	17.7%	12/31/2025	$4.52	0	$0	0.00%	18.0%
12/31/2024	3.64	0	0	0.50%	33.9%	12/31/2024	3.74	0	0	0.25%	34.2%	12/31/2024	3.83	0	0	0.00%	34.6%
12/31/2023	2.72	0	0	0.50%	41.8%	12/31/2023	2.78	0	0	0.25%	42.2%	12/31/2023	2.85	0	0	0.00%	42.6%
12/31/2022	1.92	0	0	0.50%	-30.6%	12/31/2022	1.96	0	0	0.25%	-30.4%	12/31/2022	2.00	0	0	0.00%	-30.2%
12/31/2021	2.76	0	0	0.50%	19.3%	12/31/2021	2.81	0	0	0.25%	19.6%	12/31/2021	2.86	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund Service Class - 06-921

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,811	$482,365	20,114
Receivables: investments sold	17,307
Payables: investments purchased	-
Net assets	$479,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,118	217,676	$2.20
Band 100	-	-	2.26
Band 75	-	-	2.33
Band 50	-	-	2.39
Band 25	-	-	2.46
Band 0	-	-	2.52
Total	$479,118	217,676

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$431
Mortality & expense charges			(6,209)
Net investment income (loss)			(5,778)

Gain (loss) on investments:
Net realized gain (loss)			(25,995)
Realized gain distributions			41,179
Net change in unrealized appreciation (depreciation)			4,900
Net gain (loss)			20,084

Increase (decrease) in net assets from operations			$14,306

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,778)	$(6,808)
Net realized gain (loss)		(25,995)	(81,232)
Realized gain distributions		41,179	50,428
Net change in unrealized appreciation (depreciation)		4,900	89,575

Increase (decrease) in net assets from operations		14,306	51,963

Contract owner transactions:
Proceeds from units sold		164,114	394,451
Cost of units redeemed		(397,352)	(633,216)
Account charges		(311)	(270)
Increase (decrease)		(233,549)	(239,035)
Net increase (decrease)		(219,243)	(187,072)
Net assets, beginning		698,361	885,433
Net assets, ending		$479,118	$698,361

Units sold		77,032	206,268
Units redeemed		(201,698)	(335,507)
Net increase (decrease)		(124,666)	(129,239)
Units outstanding, beginning		342,342	471,581
Units outstanding, ending		217,676	342,342

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,917,776
Cost of units redeemed/account charges			(8,755,733)
Net investment income (loss)			(69,501)
Net realized gain (loss)			279,557
Realized gain distributions			1,127,573
Net change in unrealized appreciation (depreciation)			(20,554)
Net assets			$479,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	218	$479	1.25%	7.9%	12/31/2025	$2.26	0	$0	1.00%	8.2%	12/31/2025	$2.33	0	$0	0.75%	8.4%
12/31/2024	2.04	342	698	1.25%	8.6%	12/31/2024	2.09	0	0	1.00%	8.9%	12/31/2024	2.14	0	0	0.75%	9.2%
12/31/2023	1.88	472	885	1.25%	12.7%	12/31/2023	1.92	0	0	1.00%	13.0%	12/31/2023	1.96	0	0	0.75%	13.3%
12/31/2022	1.67	740	1,232	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.73	0	0	0.75%	-24.5%
12/31/2021	2.22	1,101	2,440	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.6%	12/31/2021	2.30	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	0	$0	0.50%	8.7%	12/31/2025	$2.46	0	$0	0.25%	9.0%	12/31/2025	$2.52	0	$0	0.00%	9.3%
12/31/2024	2.20	0	0	0.50%	9.5%	12/31/2024	2.25	0	0	0.25%	9.7%	12/31/2024	2.31	0	0	0.00%	10.0%
12/31/2023	2.01	0	0	0.50%	13.6%	12/31/2023	2.05	0	0	0.25%	13.9%	12/31/2023	2.10	0	0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.80	0	0	0.25%	-24.1%	12/31/2022	1.84	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.4%	12/31/2021	2.42	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.0%
2022	0.0%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,492	$70,164	6,648
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$81,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,195	19,774	$2.39
Band 100	34,315	13,995	2.45
Band 75	-	-	2.52
Band 50	-	-	2.59
Band 25	-	-	2.66
Band 0	-	-	2.73
Total	$81,510	33,769

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$806
Mortality & expense charges			(873)
Net investment income (loss)			(67)

Gain (loss) on investments:
Net realized gain (loss)			608
Realized gain distributions			6,332
Net change in unrealized appreciation (depreciation)			1,768
Net gain (loss)			8,708

Increase (decrease) in net assets from operations			$8,641

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(67)	$26
Net realized gain (loss)		608	180
Realized gain distributions		6,332	1,112
Net change in unrealized appreciation (depreciation)		1,768	11,646

Increase (decrease) in net assets from operations		8,641	12,964

Contract owner transactions:
Proceeds from units sold		2,087	5,779
Cost of units redeemed		(2,163)	(6,645)
Account charges		(7)	(13)
Increase (decrease)		(83)	(879)
Net increase (decrease)		8,558	12,085
Net assets, beginning		72,952	60,867
Net assets, ending		$81,510	$72,952

Units sold		946	3,037
Units redeemed		(920)	(3,589)
Net increase (decrease)		26	(552)
Units outstanding, beginning		33,743	34,295
Units outstanding, ending		33,769	33,743

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,668,303
Cost of units redeemed/account charges			(7,441,825)
Net investment income (loss)			(34,315)
Net realized gain (loss)			(155,434)
Realized gain distributions			33,453
Net change in unrealized appreciation (depreciation)			11,328
Net assets			$81,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	20	$47	1.25%	11.5%	12/31/2025	$2.45	14	$34	1.00%	11.8%	12/31/2025	$2.52	0	$0	0.75%	12.1%
12/31/2024	2.14	20	42	1.25%	21.7%	12/31/2024	2.19	14	31	1.00%	22.0%	12/31/2024	2.25	0	0	0.75%	22.3%
12/31/2023	1.76	20	35	1.25%	13.5%	12/31/2023	1.80	15	26	1.00%	13.8%	12/31/2023	1.84	0	0	0.75%	14.0%
12/31/2022	1.55	18	27	1.25%	-15.5%	12/31/2022	1.58	15	23	1.00%	-15.3%	12/31/2022	1.61	0	0	0.75%	-15.1%
12/31/2021	1.83	16	30	1.25%	17.7%	12/31/2021	1.87	15	27	1.00%	18.0%	12/31/2021	1.90	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	12.4%	12/31/2025	$2.66	0	$0	0.25%	12.7%	12/31/2025	$2.73	0	$0	0.00%	12.9%
12/31/2024	2.30	0	0	0.50%	22.6%	12/31/2024	2.36	0	0	0.25%	22.9%	12/31/2024	2.42	0	0	0.00%	23.2%
12/31/2023	1.88	0	0	0.50%	14.3%	12/31/2023	1.92	0	0	0.25%	14.6%	12/31/2023	1.96	0	0	0.00%	14.9%
12/31/2022	1.64	0	0	0.50%	-14.9%	12/31/2022	1.67	0	0	0.25%	-14.7%	12/31/2022	1.71	0	0	0.00%	-14.5%
12/31/2021	1.93	0	0	0.50%	18.6%	12/31/2021	1.96	0	0	0.25%	18.9%	12/31/2021	2.00	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	0.4%
2022	1.5%
2021	10.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund S Class - 06-CGW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.27
Band 100	-	-	2.33
Band 75	-	-	2.39
Band 50	-	-	2.45
Band 25	-	-	2.51
Band 0	-	-	2.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63
Net gain (loss)			62

Increase (decrease) in net assets from operations			$58

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$19
Net realized gain (loss)		(1)	-
Realized gain distributions		-	43
Net change in unrealized appreciation (depreciation)		63	(92)

Increase (decrease) in net assets from operations		58	(30)

Contract owner transactions:
Proceeds from units sold		146	697
Cost of units redeemed		(1,655)	-
Account charges		-	-
Increase (decrease)		(1,509)	697
Net increase (decrease)		(1,451)	667
Net assets, beginning		1,451	784
Net assets, ending		$-	$1,451

Units sold		74	353
Units redeemed		(860)	-
Net increase (decrease)		(786)	353
Units outstanding, beginning		786	433
Units outstanding, ending		-	786

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$190,497
Cost of units redeemed/account charges			(220,607)
Net investment income (loss)			88
Net realized gain (loss)			12,129
Realized gain distributions			17,893
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	1.25%	22.8%	12/31/2025	$2.33	0	$0	1.00%	23.1%	12/31/2025	$2.39	0	$0	0.75%	23.4%
12/31/2024	1.85	1	1	1.25%	1.9%	12/31/2024	1.89	0	0	1.00%	2.2%	12/31/2024	1.93	0	0	0.75%	2.4%
12/31/2023	1.81	0	1	1.25%	5.8%	12/31/2023	1.85	0	0	1.00%	6.0%	12/31/2023	1.89	0	0	0.75%	6.3%
12/31/2022	1.71	0	0	1.25%	-4.3%	12/31/2022	1.74	0	0	1.00%	-4.0%	12/31/2022	1.77	0	0	0.75%	-3.8%
12/31/2021	1.79	32	58	1.25%	5.1%	12/31/2021	1.82	0	0	1.00%	5.3%	12/31/2021	1.84	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	23.7%	12/31/2025	$2.51	0	$0	0.25%	24.0%	12/31/2025	$2.57	0	$0	0.00%	24.3%
12/31/2024	1.98	0	0	0.50%	2.7%	12/31/2024	2.02	0	0	0.25%	3.0%	12/31/2024	2.07	0	0	0.00%	3.2%
12/31/2023	1.93	0	0	0.50%	6.6%	12/31/2023	1.96	0	0	0.25%	6.8%	12/31/2023	2.00	0	0	0.00%	7.1%
12/31/2022	1.81	0	0	0.50%	-3.5%	12/31/2022	1.84	0	0	0.25%	-3.3%	12/31/2022	1.87	0	0	0.00%	-3.1%
12/31/2021	1.87	0	0	0.50%	5.9%	12/31/2021	1.90	0	0	0.25%	6.1%	12/31/2021	1.93	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	2.9%
2023	0.0%
2022	0.0%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund T Class - 06-CGX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.33
Band 100	-	-	2.39
Band 75	-	-	2.45
Band 50	-	-	2.51
Band 25	-	-	2.58
Band 0	-	-	2.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$174,239
Cost of units redeemed/account charges			(213,640)
Net investment income (loss)			1,011
Net realized gain (loss)			21,534
Realized gain distributions			16,856
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	0	$0	1.25%	23.2%	12/31/2025	$2.39	0	$0	1.00%	23.5%	12/31/2025	$2.45	0	$0	0.75%	23.8%
12/31/2024	1.89	0	0	1.25%	2.2%	12/31/2024	1.94	0	0	1.00%	2.4%	12/31/2024	1.98	0	0	0.75%	2.7%
12/31/2023	1.85	0	0	1.25%	6.1%	12/31/2023	1.89	0	0	1.00%	6.3%	12/31/2023	1.93	0	0	0.75%	6.6%
12/31/2022	1.75	0	0	1.25%	-4.0%	12/31/2022	1.78	0	0	1.00%	-3.8%	12/31/2022	1.81	0	0	0.75%	-3.5%
12/31/2021	1.82	5	9	1.25%	5.4%	12/31/2021	1.85	0	0	1.00%	5.6%	12/31/2021	1.87	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.51	0	$0	0.50%	24.1%	12/31/2025	$2.58	0	$0	0.25%	24.4%	12/31/2025	$2.64	0	$0	0.00%	24.7%
12/31/2024	2.03	0	0	0.50%	3.0%	12/31/2024	2.07	0	0	0.25%	3.2%	12/31/2024	2.12	0	0	0.00%	3.5%
12/31/2023	1.97	0	0	0.50%	6.9%	12/31/2023	2.01	0	0	0.25%	7.1%	12/31/2023	2.05	0	0	0.00%	7.4%
12/31/2022	1.84	0	0	0.50%	-3.3%	12/31/2022	1.87	0	0	0.25%	-3.0%	12/31/2022	1.91	0	0	0.00%	-2.8%
12/31/2021	1.90	0	0	0.50%	6.2%	12/31/2021	1.93	0	0	0.25%	6.4%	12/31/2021	1.96	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund A Class - 06-CMC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,329	$295,613	2,227
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$296,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,298	107,471	$2.76
Band 100	-	-	2.82
Band 75	-	-	2.89
Band 50	-	-	2.96
Band 25	-	-	3.04
Band 0	-	-	3.11
Total	$296,298	107,471

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,309
Mortality & expense charges			(10,050)
Net investment income (loss)			(8,741)

Gain (loss) on investments:
Net realized gain (loss)			61,581
Realized gain distributions			49,951
Net change in unrealized appreciation (depreciation)			(51,324)
Net gain (loss)			60,208

Increase (decrease) in net assets from operations			$51,467

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,741)	$(3,873)
Net realized gain (loss)		61,581	18,206
Realized gain distributions		49,951	50,187
Net change in unrealized appreciation (depreciation)		(51,324)	45,535

Increase (decrease) in net assets from operations		51,467	110,055

Contract owner transactions:
Proceeds from units sold		89,893	130,723
Cost of units redeemed		(708,443)	(146,878)
Account charges		(415)	(629)
Increase (decrease)		(618,965)	(16,784)
Net increase (decrease)		(567,498)	93,271
Net assets, beginning		863,796	770,525
Net assets, ending		$296,298	$863,796

Units sold		33,925	55,806
Units redeemed		(258,378)	(59,710)
Net increase (decrease)		(224,453)	(3,904)
Units outstanding, beginning		331,924	335,828
Units outstanding, ending		107,471	331,924

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,549,053
Cost of units redeemed/account charges			(4,247,964)
Net investment income (loss)			(93,554)
Net realized gain (loss)			579,409
Realized gain distributions			508,638
Net change in unrealized appreciation (depreciation)			716
Net assets			$296,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	107	$296	1.25%	5.9%	12/31/2025	$2.82	0	$0	1.00%	6.2%	12/31/2025	$2.89	0	$0	0.75%	6.5%
12/31/2024	2.60	332	864	1.25%	13.4%	12/31/2024	2.66	0	0	1.00%	13.7%	12/31/2024	2.72	0	0	0.75%	14.0%
12/31/2023	2.29	336	771	1.25%	16.1%	12/31/2023	2.34	0	0	1.00%	16.4%	12/31/2023	2.38	0	0	0.75%	16.7%
12/31/2022	1.98	282	557	1.25%	-17.4%	12/31/2022	2.01	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-16.9%
12/31/2021	2.39	252	601	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.46	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.96	0	$0	0.50%	6.7%	12/31/2025	$3.04	0	$0	0.25%	7.0%	12/31/2025	$3.11	0	$0	0.00%	7.3%
12/31/2024	2.78	0	0	0.50%	14.3%	12/31/2024	2.84	0	0	0.25%	14.6%	12/31/2024	2.90	0	0	0.00%	14.9%
12/31/2023	2.43	0	0	0.50%	17.0%	12/31/2023	2.48	0	0	0.25%	17.3%	12/31/2023	2.52	0	0	0.00%	17.6%
12/31/2022	2.08	0	0	0.50%	-16.7%	12/31/2022	2.11	0	0	0.25%	-16.5%	12/31/2022	2.15	0	0	0.00%	-16.3%
12/31/2021	2.49	0	0	0.50%	16.4%	12/31/2021	2.53	0	0	0.25%	16.7%	12/31/2021	2.57	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.9%
2023	0.0%
2022	0.0%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund S Class - 06-CMF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$162,745	$168,514	1,240
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$162,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$162,819	59,297	$2.75
Band 100	-	-	2.81
Band 75	-	-	2.88
Band 50	-	-	2.95
Band 25	-	-	3.02
Band 0	-	-	3.10
Total	$162,819	59,297

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$303
Mortality & expense charges			(8,756)
Net investment income (loss)			(8,453)

Gain (loss) on investments:
Net realized gain (loss)			85,243
Realized gain distributions			11,565
Net change in unrealized appreciation (depreciation)			(47,581)
Net gain (loss)			49,227

Increase (decrease) in net assets from operations			$40,774

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,453)	$(4,567)
Net realized gain (loss)		85,243	27,886
Realized gain distributions		11,565	88,477
Net change in unrealized appreciation (depreciation)		(47,581)	42,590

Increase (decrease) in net assets from operations		40,774	154,386

Contract owner transactions:
Proceeds from units sold		24,925	1,136,183
Cost of units redeemed		(1,421,323)	(259,114)
Account charges		(146)	(202)
Increase (decrease)		(1,396,544)	876,867
Net increase (decrease)		(1,355,770)	1,031,253
Net assets, beginning		1,518,589	487,336
Net assets, ending		$162,819	$1,518,589

Units sold		9,544	493,826
Units redeemed		(535,872)	(121,277)
Net increase (decrease)		(526,328)	372,549
Units outstanding, beginning		585,625	213,076
Units outstanding, ending		59,297	585,625

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,183,235
Cost of units redeemed/account charges			(2,604,129)
Net investment income (loss)			(57,551)
Net realized gain (loss)			239,290
Realized gain distributions			407,743
Net change in unrealized appreciation (depreciation)			(5,769)
Net assets			$162,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.75	59	$163	1.25%	5.9%	12/31/2025	$2.81	0	$0	1.00%	6.2%	12/31/2025	$2.88	0	$0	0.75%	6.4%
12/31/2024	2.59	586	1,519	1.25%	13.4%	12/31/2024	2.65	0	0	1.00%	13.7%	12/31/2024	2.71	0	0	0.75%	13.9%
12/31/2023	2.29	213	487	1.25%	16.1%	12/31/2023	2.33	0	0	1.00%	16.3%	12/31/2023	2.38	0	0	0.75%	16.6%
12/31/2022	1.97	210	415	1.25%	-17.4%	12/31/2022	2.00	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-17.0%
12/31/2021	2.39	327	780	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.45	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.95	0	$0	0.50%	6.7%	12/31/2025	$3.02	0	$0	0.25%	7.0%	12/31/2025	$3.10	0	$0	0.00%	7.2%
12/31/2024	2.77	0	0	0.50%	14.2%	12/31/2024	2.83	0	0	0.25%	14.5%	12/31/2024	2.89	0	0	0.00%	14.8%
12/31/2023	2.42	0	0	0.50%	16.9%	12/31/2023	2.47	0	0	0.25%	17.2%	12/31/2023	2.52	0	0	0.00%	17.5%
12/31/2022	2.07	0	0	0.50%	-16.8%	12/31/2022	2.11	0	0	0.25%	-16.6%	12/31/2022	2.14	0	0	0.00%	-16.4%
12/31/2021	2.49	0	0	0.50%	16.3%	12/31/2021	2.52	0	0	0.25%	16.6%	12/31/2021	2.56	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.1%
2023	0.0%
2022	0.0%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund N Class - 06-CYC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,084,050	$6,346,456	147,169
Receivables: investments sold	16,855
Payables: investments purchased	-
Net assets	$7,100,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,100,905	3,159,484	$2.25
Band 100	-	-	2.30
Band 75	-	-	2.35
Band 50	-	-	2.41
Band 25	-	-	2.46
Band 0	-	-	2.52
Total	$7,100,905	3,159,484

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$180,156
Mortality & expense charges			(124,515)
Net investment income (loss)			55,641

Gain (loss) on investments:
Net realized gain (loss)			1,217,494
Realized gain distributions			460,070
Net change in unrealized appreciation (depreciation)			(525,710)
Net gain (loss)			1,151,854

Increase (decrease) in net assets from operations			$1,207,495

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,641	$125,458
Net realized gain (loss)		1,217,494	220,442
Realized gain distributions		460,070	572,510
Net change in unrealized appreciation (depreciation)		(525,710)	710,551

Increase (decrease) in net assets from operations		1,207,495	1,628,961

Contract owner transactions:
Proceeds from units sold		1,402,101	908,936
Cost of units redeemed		(8,003,025)	(1,918,096)
Account charges		(9,369)	(6,163)
Increase (decrease)		(6,610,293)	(1,015,323)
Net increase (decrease)		(5,402,798)	613,638
Net assets, beginning		12,503,703	11,890,065
Net assets, ending		$7,100,905	$12,503,703

Units sold		685,116	497,892
Units redeemed		(3,852,075)	(1,032,999)
Net increase (decrease)		(3,166,959)	(535,107)
Units outstanding, beginning		6,326,443	6,861,550
Units outstanding, ending		3,159,484	6,326,443

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,309,217
Cost of units redeemed/account charges			(28,695,801)
Net investment income (loss)			420,870
Net realized gain (loss)			1,430,637
Realized gain distributions			1,898,388
Net change in unrealized appreciation (depreciation)			737,594
Net assets			$7,100,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	3,159	$7,101	1.25%	13.7%	12/31/2025	$2.30	0	$0	1.00%	14.0%	12/31/2025	$2.35	0	$0	0.75%	14.3%
12/31/2024	1.98	6,326	12,504	1.25%	14.1%	12/31/2024	2.02	0	0	1.00%	14.3%	12/31/2024	2.06	0	0	0.75%	14.6%
12/31/2023	1.73	6,862	11,890	1.25%	14.1%	12/31/2023	1.76	0	0	1.00%	14.4%	12/31/2023	1.80	0	0	0.75%	14.7%
12/31/2022	1.52	6,329	9,613	1.25%	-17.5%	12/31/2022	1.54	0	0	1.00%	-17.3%	12/31/2022	1.57	0	0	0.75%	-17.1%
12/31/2021	1.84	9,389	17,285	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.89	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	0	$0	0.50%	14.6%	12/31/2025	$2.46	0	$0	0.25%	14.9%	12/31/2025	$2.52	0	$0	0.00%	15.1%
12/31/2024	2.10	0	0	0.50%	14.9%	12/31/2024	2.14	0	0	0.25%	15.2%	12/31/2024	2.19	0	0	0.00%	15.5%
12/31/2023	1.83	0	0	0.50%	15.0%	12/31/2023	1.86	0	0	0.25%	15.2%	12/31/2023	1.89	0	0	0.00%	15.5%
12/31/2022	1.59	0	0	0.50%	-16.9%	12/31/2022	1.61	0	0	0.25%	-16.7%	12/31/2022	1.64	0	0	0.00%	-16.5%
12/31/2021	1.91	0	0	0.50%	16.7%	12/31/2021	1.94	0	0	0.25%	17.0%	12/31/2021	1.96	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.3%
2023	2.7%
2022	1.1%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund N Class - 06-CYF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,617,799	$3,648,368	25,055
Receivables: investments sold	-
Payables: investments purchased	(2,317)
Net assets	$3,615,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,615,482	1,386,620	$2.61
Band 100	-	-	2.67
Band 75	-	-	2.73
Band 50	-	-	2.79
Band 25	-	-	2.85
Band 0	-	-	2.92
Total	$3,615,482	1,386,620

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,354
Mortality & expense charges			(57,395)
Net investment income (loss)			(42,041)

Gain (loss) on investments:
Net realized gain (loss)			238,754
Realized gain distributions			236,184
Net change in unrealized appreciation (depreciation)			(214,897)
Net gain (loss)			260,041

Increase (decrease) in net assets from operations			$218,000

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,041)	$4,887
Net realized gain (loss)		238,754	61,304
Realized gain distributions		236,184	203,170
Net change in unrealized appreciation (depreciation)		(214,897)	143,397

Increase (decrease) in net assets from operations		218,000	412,758

Contract owner transactions:
Proceeds from units sold		3,404,431	2,643,374
Cost of units redeemed		(3,773,027)	(643,694)
Account charges		(9,588)	(9,629)
Increase (decrease)		(378,184)	1,990,051
Net increase (decrease)		(160,184)	2,402,809
Net assets, beginning		3,775,666	1,372,857
Net assets, ending		$3,615,482	$3,775,666

Units sold		1,375,491	1,179,854
Units redeemed		(1,529,785)	(277,377)
Net increase (decrease)		(154,294)	902,477
Units outstanding, beginning		1,540,914	638,437
Units outstanding, ending		1,386,620	1,540,914

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,348,697
Cost of units redeemed/account charges			(6,907,381)
Net investment income (loss)			(68,664)
Net realized gain (loss)			497,199
Realized gain distributions			776,200
Net change in unrealized appreciation (depreciation)			(30,569)
Net assets			$3,615,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	1,387	$3,615	1.25%	6.4%	12/31/2025	$2.67	0	$0	1.00%	6.7%	12/31/2025	$2.73	0	$0	0.75%	6.9%
12/31/2024	2.45	1,541	3,776	1.25%	13.9%	12/31/2024	2.50	0	0	1.00%	14.2%	12/31/2024	2.55	0	0	0.75%	14.5%
12/31/2023	2.15	638	1,373	1.25%	16.6%	12/31/2023	2.19	0	0	1.00%	16.9%	12/31/2023	2.23	0	0	0.75%	17.2%
12/31/2022	1.84	325	600	1.25%	-17.0%	12/31/2022	1.87	0	0	1.00%	-16.8%	12/31/2022	1.90	0	0	0.75%	-16.6%
12/31/2021	2.22	252	560	1.25%	16.0%	12/31/2021	2.25	0	0	1.00%	16.3%	12/31/2021	2.28	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.79	0	$0	0.50%	7.2%	12/31/2025	$2.85	0	$0	0.25%	7.5%	12/31/2025	$2.92	0	$0	0.00%	7.8%
12/31/2024	2.60	0	0	0.50%	14.8%	12/31/2024	2.66	0	0	0.25%	15.1%	12/31/2024	2.71	0	0	0.00%	15.4%
12/31/2023	2.27	0	0	0.50%	17.5%	12/31/2023	2.31	0	0	0.25%	17.8%	12/31/2023	2.35	0	0	0.00%	18.1%
12/31/2022	1.93	0	0	0.50%	-16.4%	12/31/2022	1.96	0	0	0.25%	-16.1%	12/31/2022	1.99	0	0	0.00%	-15.9%
12/31/2021	2.31	0	0	0.50%	16.9%	12/31/2021	2.34	0	0	0.25%	17.2%	12/31/2021	2.37	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.7%
2023	0.0%
2022	0.0%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Fund N Class - 06-CYG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,670,683	$6,955,855	653,205
Receivables: investments sold	-
Payables: investments purchased	(524,024)
Net assets	$6,146,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,146,659	5,510,460	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$6,146,659	5,510,460

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$320,609
Mortality & expense charges			(81,804)
Net investment income (loss)			238,805

Gain (loss) on investments:
Net realized gain (loss)			(131,554)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			287,019
Net gain (loss)			155,465

Increase (decrease) in net assets from operations			$394,270

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$238,805	$247,876
Net realized gain (loss)		(131,554)	(86,855)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		287,019	(92,555)

Increase (decrease) in net assets from operations		394,270	68,466

Contract owner transactions:
Proceeds from units sold		2,100,256	1,700,479
Cost of units redeemed		(2,943,839)	(1,454,354)
Account charges		(4,507)	(2,635)
Increase (decrease)		(848,090)	243,490
Net increase (decrease)		(453,820)	311,956
Net assets, beginning		6,600,479	6,288,523
Net assets, ending		$6,146,659	$6,600,479

Units sold		1,922,420	1,694,294
Units redeemed		(2,702,720)	(1,446,594)
Net increase (decrease)		(780,300)	247,700
Units outstanding, beginning		6,290,760	6,043,060
Units outstanding, ending		5,510,460	6,290,760

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,758,916
Cost of units redeemed/account charges			(10,879,618)
Net investment income (loss)			904,665
Net realized gain (loss)			(352,132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(285,172)
Net assets			$6,146,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	5,510	$6,147	1.25%	6.3%	12/31/2025	$1.14	0	$0	1.00%	6.6%	12/31/2025	$1.17	0	$0	0.75%	6.8%
12/31/2024	1.05	6,291	6,600	1.25%	0.8%	12/31/2024	1.07	0	0	1.00%	1.1%	12/31/2024	1.09	0	0	0.75%	1.3%
12/31/2023	1.04	6,043	6,289	1.25%	4.6%	12/31/2023	1.06	0	0	1.00%	4.9%	12/31/2023	1.08	0	0	0.75%	5.1%
12/31/2022	0.99	5,454	5,426	1.25%	-14.7%	12/31/2022	1.01	0	0	1.00%	-14.5%	12/31/2022	1.03	0	0	0.75%	-14.3%
12/31/2021	1.17	5,442	6,350	1.25%	-2.0%	12/31/2021	1.18	0	0	1.00%	-1.7%	12/31/2021	1.20	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	7.1%	12/31/2025	$1.22	0	$0	0.25%	7.4%	12/31/2025	$1.25	0	$0	0.00%	7.6%
12/31/2024	1.11	0	0	0.50%	1.6%	12/31/2024	1.14	0	0	0.25%	1.8%	12/31/2024	1.16	0	0	0.00%	2.1%
12/31/2023	1.10	0	0	0.50%	5.4%	12/31/2023	1.12	0	0	0.25%	5.6%	12/31/2023	1.14	0	0	0.00%	5.9%
12/31/2022	1.04	0	0	0.50%	-14.1%	12/31/2022	1.06	0	0	0.25%	-13.9%	12/31/2022	1.07	0	0	0.00%	-13.7%
12/31/2021	1.21	0	0	0.50%	-1.2%	12/31/2021	1.23	0	0	0.25%	-1.0%	12/31/2021	1.24	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	5.1%
2023	4.1%
2022	2.6%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund N Class - 06-CYH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,883,286	$6,262,132	217,062
Receivables: investments sold	38,191
Payables: investments purchased	-
Net assets	$5,921,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,921,477	2,975,171	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$5,921,477	2,975,171

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,028
Mortality & expense charges			(78,012)
Net investment income (loss)			(71,984)

Gain (loss) on investments:
Net realized gain (loss)			(86,076)
Realized gain distributions			575,703
Net change in unrealized appreciation (depreciation)			64,934
Net gain (loss)			554,561

Increase (decrease) in net assets from operations			$482,577

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71,984)	$(65,900)
Net realized gain (loss)		(86,076)	(528,272)
Realized gain distributions		575,703	432,199
Net change in unrealized appreciation (depreciation)		64,934	765,459

Increase (decrease) in net assets from operations		482,577	603,486

Contract owner transactions:
Proceeds from units sold		695,388	2,215,366
Cost of units redeemed		(1,983,343)	(4,698,742)
Account charges		(2,838)	(4,742)
Increase (decrease)		(1,290,793)	(2,488,118)
Net increase (decrease)		(808,216)	(1,884,632)
Net assets, beginning		6,729,693	8,614,325
Net assets, ending		$5,921,477	$6,729,693

Units sold		380,231	1,257,378
Units redeemed		(1,071,654)	(2,648,477)
Net increase (decrease)		(691,423)	(1,391,099)
Units outstanding, beginning		3,666,594	5,057,693
Units outstanding, ending		2,975,171	3,666,594

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,937,473
Cost of units redeemed/account charges			(26,779,214)
Net investment income (loss)			(272,996)
Net realized gain (loss)			155,377
Realized gain distributions			5,259,683
Net change in unrealized appreciation (depreciation)			(378,846)
Net assets			$5,921,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	2,975	$5,921	1.25%	8.4%	12/31/2025	$2.04	0	$0	1.00%	8.7%	12/31/2025	$2.08	0	$0	0.75%	9.0%
12/31/2024	1.84	3,667	6,730	1.25%	9.2%	12/31/2024	1.87	0	0	1.00%	9.4%	12/31/2024	1.91	0	0	0.75%	9.7%
12/31/2023	1.68	4,348	7,311	1.25%	13.4%	12/31/2023	1.71	0	0	1.00%	13.6%	12/31/2023	1.74	0	0	0.75%	13.9%
12/31/2022	1.48	4,130	6,127	1.25%	-24.5%	12/31/2022	1.51	0	0	1.00%	-24.3%	12/31/2022	1.53	0	0	0.75%	-24.2%
12/31/2021	1.97	5,397	10,608	1.25%	5.9%	12/31/2021	1.99	0	0	1.00%	6.1%	12/31/2021	2.02	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	0	$0	0.50%	9.3%	12/31/2025	$2.18	0	$0	0.25%	9.5%	12/31/2025	$2.23	0	$0	0.00%	9.8%
12/31/2024	1.95	0	0	0.50%	10.0%	12/31/2024	1.99	0	0	0.25%	10.3%	12/31/2024	2.03	0	0	0.00%	10.5%
12/31/2023	1.77	0	0	0.50%	14.2%	12/31/2023	1.80	0	0	0.25%	14.5%	12/31/2023	1.84	709	1,303	0.00%	14.8%
12/31/2022	1.55	0	0	0.50%	-24.0%	12/31/2022	1.58	0	0	0.25%	-23.8%	12/31/2022	1.60	745	1,193	0.00%	-23.6%
12/31/2021	2.04	0	0	0.50%	6.7%	12/31/2021	2.07	0	0	0.25%	6.9%	12/31/2021	2.09	1,224	2,562	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.0%
2022	0.0%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund N Class - 06-FCH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,378	$812,279	35,271
Receivables: investments sold	-
Payables: investments purchased	(6,018)
Net assets	$825,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$825,360	553,920	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.67
Total	$825,360	553,920

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,520
Mortality & expense charges			(20,261)
Net investment income (loss)			(14,741)

Gain (loss) on investments:
Net realized gain (loss)			66,403
Realized gain distributions			28,801
Net change in unrealized appreciation (depreciation)			24,568
Net gain (loss)			119,772

Increase (decrease) in net assets from operations			$105,031

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,741)	$3,225
Net realized gain (loss)		66,403	24,175
Realized gain distributions		28,801	159,140
Net change in unrealized appreciation (depreciation)		24,568	(107,583)

Increase (decrease) in net assets from operations		105,031	78,957

Contract owner transactions:
Proceeds from units sold		218,984	470,407
Cost of units redeemed		(1,307,631)	(344,021)
Account charges		(951)	(855)
Increase (decrease)		(1,089,598)	125,531
Net increase (decrease)		(984,567)	204,488
Net assets, beginning		1,809,927	1,605,439
Net assets, ending		$825,360	$1,809,927

Units sold		164,293	356,082
Units redeemed		(904,634)	(268,459)
Net increase (decrease)		(740,341)	87,623
Units outstanding, beginning		1,294,261	1,206,638
Units outstanding, ending		553,920	1,294,261

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,980,889
Cost of units redeemed/account charges			(7,266,815)
Net investment income (loss)			(28,299)
Net realized gain (loss)			728,951
Realized gain distributions			391,535
Net change in unrealized appreciation (depreciation)			19,099
Net assets			$825,360

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	554	$825	1.25%	6.6%	12/31/2025	$1.52	0	$0	1.00%	6.8%	12/31/2025	$1.56	0	$0	0.75%	7.1%
12/31/2024	1.40	1,294	1,810	1.25%	5.1%	12/31/2024	1.43	0	0	1.00%	5.4%	12/31/2024	1.46	0	0	0.75%	5.6%
12/31/2023	1.33	1,207	1,605	1.25%	12.0%	12/31/2023	1.35	0	0	1.00%	12.3%	12/31/2023	1.38	0	0	0.75%	12.6%
12/31/2022	1.19	2,040	2,423	1.25%	-10.8%	12/31/2022	1.21	0	0	1.00%	-10.6%	12/31/2022	1.22	0	0	0.75%	-10.4%
12/31/2021	1.33	2,685	3,576	1.25%	21.3%	12/31/2021	1.35	0	0	1.00%	21.6%	12/31/2021	1.37	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	0.50%	7.4%	12/31/2025	$1.63	0	$0	0.25%	7.6%	12/31/2025	$1.67	0	$0	0.00%	7.9%
12/31/2024	1.49	0	0	0.50%	5.9%	12/31/2024	1.52	0	0	0.25%	6.2%	12/31/2024	1.55	0	0	0.00%	6.4%
12/31/2023	1.40	0	0	0.50%	12.9%	12/31/2023	1.43	0	0	0.25%	13.1%	12/31/2023	1.45	0	0	0.00%	13.4%
12/31/2022	1.24	0	0	0.50%	-10.1%	12/31/2022	1.26	0	0	0.25%	-9.9%	12/31/2022	1.28	0	0	0.00%	-9.7%
12/31/2021	1.38	0	0	0.50%	22.2%	12/31/2021	1.40	0	0	0.25%	22.5%	12/31/2021	1.42	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	1.4%
2023	0.8%
2022	0.6%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund A Class - 06-GMH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$756
Mortality & expense charges			(267)
Net investment income (loss)			489

Gain (loss) on investments:
Net realized gain (loss)			1,215
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,172
Net gain (loss)			6,387

Increase (decrease) in net assets from operations			$6,876

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$489	$4,003
Net realized gain (loss)		1,215	(1,687)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,172	3,102

Increase (decrease) in net assets from operations		6,876	5,418

Contract owner transactions:
Proceeds from units sold		999	3,449
Cost of units redeemed		(55,219)	(32,518)
Account charges		-	(3)
Increase (decrease)		(54,220)	(29,072)
Net increase (decrease)		(47,344)	(23,654)
Net assets, beginning		47,344	70,998
Net assets, ending		$-	$47,344

Units sold		797	2,922
Units redeemed		(40,585)	(26,107)
Net increase (decrease)		(39,788)	(23,185)
Units outstanding, beginning		39,788	62,973
Units outstanding, ending		-	39,788

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$108,860
Cost of units redeemed/account charges			(121,311)
Net investment income (loss)			17,299
Net realized gain (loss)			(4,848)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	1.25%	28.0%	12/31/2025	$1.55	0	$0	1.00%	28.3%	12/31/2025	$1.59	0	$0	0.75%	28.6%
12/31/2024	1.19	40	47	1.25%	5.5%	12/31/2024	1.21	0	0	1.00%	5.8%	12/31/2024	1.23	0	0	0.75%	6.1%
12/31/2023	1.13	63	71	1.25%	8.8%	12/31/2023	1.14	0	0	1.00%	9.0%	12/31/2023	1.16	0	0	0.75%	9.3%
12/31/2022	1.04	67	69	1.25%	-7.7%	12/31/2022	1.05	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.2%
12/31/2021	1.12	75	84	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.15	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	29.0%	12/31/2025	$1.65	0	$0	0.25%	29.3%	12/31/2025	$1.68	0	$0	0.00%	29.6%
12/31/2024	1.25	0	0	0.50%	6.3%	12/31/2024	1.28	0	0	0.25%	6.6%	12/31/2024	1.30	0	0	0.00%	6.9%
12/31/2023	1.18	0	0	0.50%	9.6%	12/31/2023	1.20	0	0	0.25%	9.9%	12/31/2023	1.22	0	0	0.00%	10.1%
12/31/2022	1.08	0	0	0.50%	-7.0%	12/31/2022	1.09	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.5%
12/31/2021	1.16	0	0	0.50%	11.9%	12/31/2021	1.17	0	0	0.25%	12.2%	12/31/2021	1.18	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	8.2%
2023	7.5%
2022	7.3%
2021	10.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund N Class - 06-GMJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,027,450	$894,102	136,710
Receivables: investments sold	-
Payables: investments purchased	(26,727)
Net assets	$1,000,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,000,723	635,595	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$1,000,723	635,595

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$74,061
Mortality & expense charges			(13,008)
Net investment income (loss)			61,053

Gain (loss) on investments:
Net realized gain (loss)			35,452
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			172,358
Net gain (loss)			207,810

Increase (decrease) in net assets from operations			$268,863

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,053	$75,952
Net realized gain (loss)		35,452	(6,730)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		172,358	(7,145)

Increase (decrease) in net assets from operations		268,863	62,077

Contract owner transactions:
Proceeds from units sold		145,950	184,021
Cost of units redeemed		(536,115)	(242,806)
Account charges		(3,913)	(4,437)
Increase (decrease)		(394,078)	(63,222)
Net increase (decrease)		(125,215)	(1,145)
Net assets, beginning		1,125,938	1,127,083
Net assets, ending		$1,000,723	$1,125,938

Units sold		105,592	151,653
Units redeemed		(389,885)	(207,297)
Net increase (decrease)		(284,293)	(55,644)
Units outstanding, beginning		919,888	975,532
Units outstanding, ending		635,595	919,888

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,125,784
Cost of units redeemed/account charges			(2,710,478)
Net investment income (loss)			457,360
Net realized gain (loss)			(5,291)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			133,348
Net assets			$1,000,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	636	$1,001	1.25%	28.6%	12/31/2025	$1.61	0	$0	1.00%	29.0%	12/31/2025	$1.64	0	$0	0.75%	29.3%
12/31/2024	1.22	920	1,126	1.25%	5.9%	12/31/2024	1.25	0	0	1.00%	6.2%	12/31/2024	1.27	0	0	0.75%	6.5%
12/31/2023	1.16	976	1,127	1.25%	9.2%	12/31/2023	1.17	0	0	1.00%	9.5%	12/31/2023	1.19	0	0	0.75%	9.7%
12/31/2022	1.06	754	798	1.25%	-7.2%	12/31/2022	1.07	0	0	1.00%	-6.9%	12/31/2022	1.09	0	0	0.75%	-6.7%
12/31/2021	1.14	1,427	1,626	1.25%	11.6%	12/31/2021	1.15	0	0	1.00%	11.9%	12/31/2021	1.16	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	29.6%	12/31/2025	$1.71	0	$0	0.25%	29.9%	12/31/2025	$1.74	0	$0	0.00%	30.3%
12/31/2024	1.29	0	0	0.50%	6.7%	12/31/2024	1.31	0	0	0.25%	7.0%	12/31/2024	1.34	0	0	0.00%	7.3%
12/31/2023	1.21	0	0	0.50%	10.0%	12/31/2023	1.23	0	0	0.25%	10.3%	12/31/2023	1.25	0	0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-6.5%	12/31/2022	1.11	0	0	0.25%	-6.2%	12/31/2022	1.13	0	0	0.00%	-6.0%
12/31/2021	1.17	0	0	0.50%	12.5%	12/31/2021	1.19	0	0	0.25%	12.8%	12/31/2021	1.20	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.0%
2024	8.0%
2023	9.0%
2022	8.8%
2021	7.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund S Class - 06-GMK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,278	$11,085	1,705
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$12,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,283	8,135	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$12,283	8,135

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$958
Mortality & expense charges			(165)
Net investment income (loss)			793

Gain (loss) on investments:
Net realized gain (loss)			212
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,342
Net gain (loss)			2,554

Increase (decrease) in net assets from operations			$3,347

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$793	$824
Net realized gain (loss)		212	(9)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,342	(180)

Increase (decrease) in net assets from operations		3,347	635

Contract owner transactions:
Proceeds from units sold		953	1,334
Cost of units redeemed		(5,387)	(5)
Account charges		(47)	(45)
Increase (decrease)		(4,481)	1,284
Net increase (decrease)		(1,134)	1,919
Net assets, beginning		13,417	11,498
Net assets, ending		$12,283	$13,417

Units sold		702	1,143
Units redeemed		(3,934)	(42)
Net increase (decrease)		(3,232)	1,101
Units outstanding, beginning		11,367	10,266
Units outstanding, ending		8,135	11,367

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$207,015
Cost of units redeemed/account charges			(211,466)
Net investment income (loss)			11,037
Net realized gain (loss)			4,504
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,193
Net assets			$12,283

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	8	$12	1.25%	27.9%	12/31/2025	$1.54	0	$0	1.00%	28.2%	12/31/2025	$1.57	0	$0	0.75%	28.6%
12/31/2024	1.18	11	13	1.25%	5.4%	12/31/2024	1.20	0	0	1.00%	5.7%	12/31/2024	1.22	0	0	0.75%	5.9%
12/31/2023	1.12	10	11	1.25%	8.7%	12/31/2023	1.14	0	0	1.00%	8.9%	12/31/2023	1.15	0	0	0.75%	9.2%
12/31/2022	1.03	9	9	1.25%	-7.6%	12/31/2022	1.04	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.1%
12/31/2021	1.12	10	11	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.14	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	28.9%	12/31/2025	$1.64	0	$0	0.25%	29.2%	12/31/2025	$1.67	0	$0	0.00%	29.5%
12/31/2024	1.24	0	0	0.50%	6.2%	12/31/2024	1.27	0	0	0.25%	6.5%	12/31/2024	1.29	0	0	0.00%	6.7%
12/31/2023	1.17	0	0	0.50%	9.5%	12/31/2023	1.19	0	0	0.25%	9.7%	12/31/2023	1.21	0	0	0.00%	10.0%
12/31/2022	1.07	0	0	0.50%	-6.9%	12/31/2022	1.08	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.4%
12/31/2021	1.15	0	0	0.50%	12.0%	12/31/2021	1.16	0	0	0.25%	12.3%	12/31/2021	1.17	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.5%
2024	7.9%
2023	7.9%
2022	7.8%
2021	14.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Technology Fund N Class - 06-3CM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,514,201	$3,814,332	65,277
Receivables: investments sold	-
Payables: investments purchased	(3,542)
Net assets	$4,510,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,510,659	1,314,545	$3.43
Band 100	-	-	3.50
Band 75	-	-	3.56
Band 50	-	-	3.63
Band 25	-	-	3.70
Band 0	-	-	3.77
Total	$4,510,659	1,314,545

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,452
Mortality & expense charges			(49,949)
Net investment income (loss)			(30,497)

Gain (loss) on investments:
Net realized gain (loss)			75,679
Realized gain distributions			512,177
Net change in unrealized appreciation (depreciation)			290,111
Net gain (loss)			877,967

Increase (decrease) in net assets from operations			$847,470

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,497)	$(14,842)
Net realized gain (loss)		75,679	62,706
Realized gain distributions		512,177	375,280
Net change in unrealized appreciation (depreciation)		290,111	504,756

Increase (decrease) in net assets from operations		847,470	927,900

Contract owner transactions:
Proceeds from units sold		358,030	433,185
Cost of units redeemed		(582,402)	(556,666)
Account charges		(146)	(162)
Increase (decrease)		(224,518)	(123,643)
Net increase (decrease)		622,952	804,257
Net assets, beginning		3,887,707	3,083,450
Net assets, ending		$4,510,659	$3,887,707

Units sold		127,456	171,535
Units redeemed		(212,108)	(224,089)
Net increase (decrease)		(84,652)	(52,554)
Units outstanding, beginning		1,399,197	1,451,751
Units outstanding, ending		1,314,545	1,399,197

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,632,218
Cost of units redeemed/account charges			(2,890,242)
Net investment income (loss)			(108,912)
Net realized gain (loss)			(217,285)
Realized gain distributions			1,395,011
Net change in unrealized appreciation (depreciation)			699,869
Net assets			$4,510,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.43	1,315	$4,511	1.25%	23.5%	12/31/2025	$3.50	0	$0	1.00%	23.8%	12/31/2025	$3.56	0	$0	0.75%	24.1%
12/31/2024	2.78	1,399	3,888	1.25%	30.8%	12/31/2024	2.82	0	0	1.00%	31.1%	12/31/2024	2.87	0	0	0.75%	31.5%
12/31/2023	2.12	1,452	3,083	1.25%	53.6%	12/31/2023	2.15	0	0	1.00%	54.0%	12/31/2023	2.18	0	0	0.75%	54.3%
12/31/2022	1.38	1,558	2,155	1.25%	-38.3%	12/31/2022	1.40	0	0	1.00%	-38.2%	12/31/2022	1.42	0	0	0.75%	-38.0%
12/31/2021	2.24	1,557	3,491	1.25%	16.4%	12/31/2021	2.26	0	0	1.00%	16.7%	12/31/2021	2.28	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	0	$0	0.50%	24.4%	12/31/2025	$3.70	0	$0	0.25%	24.7%	12/31/2025	$3.77	0	$0	0.00%	25.0%
12/31/2024	2.92	0	0	0.50%	31.8%	12/31/2024	2.97	0	0	0.25%	32.1%	12/31/2024	3.02	0	0	0.00%	32.5%
12/31/2023	2.22	0	0	0.50%	54.7%	12/31/2023	2.25	0	0	0.25%	55.1%	12/31/2023	2.28	0	0	0.00%	55.5%
12/31/2022	1.43	0	0	0.50%	-37.9%	12/31/2022	1.45	0	0	0.25%	-37.7%	12/31/2022	1.47	0	0	0.00%	-37.5%
12/31/2021	2.30	0	0	0.50%	17.3%	12/31/2021	2.32	0	0	0.25%	17.6%	12/31/2021	2.35	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.9%
2023	0.0%
2022	0.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Multi-Sector Income Fund N Class - 06-3GW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$947,428	$948,382	107,806
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$947,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$947,616	755,467	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$947,616	755,467

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,598
Mortality & expense charges			(6,213)
Net investment income (loss)			27,385

Gain (loss) on investments:
Net realized gain (loss)			9,580
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,264)
Net gain (loss)			3,316

Increase (decrease) in net assets from operations			$30,701

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,385	$24,694
Net realized gain (loss)		9,580	3,898
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,264)	(5,461)

Increase (decrease) in net assets from operations		30,701	23,131

Contract owner transactions:
Proceeds from units sold		950,674	120,491
Cost of units redeemed		(449,226)	(228,469)
Account charges		(2,772)	(1,069)
Increase (decrease)		498,676	(109,047)
Net increase (decrease)		529,377	(85,916)
Net assets, beginning		418,239	504,155
Net assets, ending		$947,616	$418,239

Units sold		781,250	107,957
Units redeemed		(387,117)	(207,211)
Net increase (decrease)		394,133	(99,254)
Units outstanding, beginning		361,334	460,588
Units outstanding, ending		755,467	361,334

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,228,184
Cost of units redeemed/account charges			(1,347,487)
Net investment income (loss)			78,649
Net realized gain (loss)			(10,849)
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			(954)
Net assets			$947,616

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	755	$948	1.25%	8.4%	12/31/2025	$1.28	0	$0	1.00%	8.6%	12/31/2025	$1.30	0	$0	0.75%	8.9%
12/31/2024	1.16	361	418	1.25%	5.7%	12/31/2024	1.18	0	0	1.00%	6.0%	12/31/2024	1.20	0	0	0.75%	6.3%
12/31/2023	1.09	461	504	1.25%	9.1%	12/31/2023	1.11	0	0	1.00%	9.4%	12/31/2023	1.12	0	0	0.75%	9.6%
12/31/2022	1.00	221	222	1.25%	-13.0%	12/31/2022	1.01	0	0	1.00%	-12.7%	12/31/2022	1.03	0	0	0.75%	-12.5%
12/31/2021	1.15	36	41	1.25%	1.9%	12/31/2021	1.16	0	0	1.00%	2.1%	12/31/2021	1.17	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	9.2%	12/31/2025	$1.35	0	$0	0.25%	9.5%	12/31/2025	$1.38	0	$0	0.00%	9.7%
12/31/2024	1.21	0	0	0.50%	6.5%	12/31/2024	1.23	0	0	0.25%	6.8%	12/31/2024	1.25	0	0	0.00%	7.1%
12/31/2023	1.14	0	0	0.50%	9.9%	12/31/2023	1.16	0	0	0.25%	10.2%	12/31/2023	1.17	0	0	0.00%	10.5%
12/31/2022	1.04	0	0	0.50%	-12.3%	12/31/2022	1.05	0	0	0.25%	-12.1%	12/31/2022	1.06	0	0	0.00%	-11.9%
12/31/2021	1.18	0	0	0.50%	2.6%	12/31/2021	1.19	0	0	0.25%	2.9%	12/31/2021	1.20	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	6.5%
2023	5.7%
2022	8.3%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Venture Fund N Class - 06-3P3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,181	$245,742	2,771
Receivables: investments sold	-
Payables: investments purchased	(64)
Net assets	$246,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,117	145,750	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$246,117	145,750

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,339)
Net investment income (loss)			(4,339)

Gain (loss) on investments:
Net realized gain (loss)			(3,632)
Realized gain distributions			12,430
Net change in unrealized appreciation (depreciation)			16,845
Net gain (loss)			25,643

Increase (decrease) in net assets from operations			$21,304

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,339)	$(5,027)
Net realized gain (loss)		(3,632)	(6,438)
Realized gain distributions		12,430	28,711
Net change in unrealized appreciation (depreciation)		16,845	25,729

Increase (decrease) in net assets from operations		21,304	42,975

Contract owner transactions:
Proceeds from units sold		26,924	139,930
Cost of units redeemed		(246,438)	(160,445)
Account charges		(999)	(1,572)
Increase (decrease)		(220,513)	(22,087)
Net increase (decrease)		(199,209)	20,888
Net assets, beginning		445,326	424,438
Net assets, ending		$246,117	$445,326

Units sold		17,395	87,900
Units redeemed		(155,805)	(108,998)
Net increase (decrease)		(138,410)	(21,098)
Units outstanding, beginning		284,160	305,258
Units outstanding, ending		145,750	284,160

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,582,606
Cost of units redeemed/account charges			(1,672,136)
Net investment income (loss)			(27,519)
Net realized gain (loss)			206,597
Realized gain distributions			156,130
Net change in unrealized appreciation (depreciation)			439
Net assets			$246,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	146	$246	1.25%	7.7%	12/31/2025	$1.72	0	$0	1.00%	8.0%	12/31/2025	$1.75	0	$0	0.75%	8.3%
12/31/2024	1.57	284	445	1.25%	12.7%	12/31/2024	1.59	0	0	1.00%	13.0%	12/31/2024	1.62	0	0	0.75%	13.3%
12/31/2023	1.39	305	424	1.25%	14.8%	12/31/2023	1.41	0	0	1.00%	15.1%	12/31/2023	1.43	0	0	0.75%	15.4%
12/31/2022	1.21	278	337	1.25%	-25.0%	12/31/2022	1.22	0	0	1.00%	-24.8%	12/31/2022	1.24	0	0	0.75%	-24.6%
12/31/2021	1.61	202	326	1.25%	6.5%	12/31/2021	1.63	0	0	1.00%	6.7%	12/31/2021	1.64	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	8.6%	12/31/2025	$1.81	0	$0	0.25%	8.8%	12/31/2025	$1.85	0	$0	0.00%	9.1%
12/31/2024	1.64	0	0	0.50%	13.6%	12/31/2024	1.67	0	0	0.25%	13.9%	12/31/2024	1.69	0	0	0.00%	14.1%
12/31/2023	1.44	0	0	0.50%	15.7%	12/31/2023	1.46	0	0	0.25%	16.0%	12/31/2023	1.48	0	0	0.00%	16.3%
12/31/2022	1.25	0	0	0.50%	-24.4%	12/31/2022	1.26	0	0	0.25%	-24.3%	12/31/2022	1.27	0	0	0.00%	-24.1%
12/31/2021	1.65	0	0	0.50%	7.3%	12/31/2021	1.67	0	0	0.25%	7.5%	12/31/2021	1.68	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund N Class - 06-3WT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,881	$25,707	351
Receivables: investments sold	-
Payables: investments purchased	(4,493)
Net assets	$28,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,388	14,334	$1.98
Band 100	-	-	2.01
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	-	-	2.15
Total	$28,388	14,334

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$168
Mortality & expense charges			(323)
Net investment income (loss)			(155)

Gain (loss) on investments:
Net realized gain (loss)			260
Realized gain distributions			1,291
Net change in unrealized appreciation (depreciation)			4,942
Net gain (loss)			6,493

Increase (decrease) in net assets from operations			$6,338

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(155)	$(359)
Net realized gain (loss)		260	13,245
Realized gain distributions		1,291	614
Net change in unrealized appreciation (depreciation)		4,942	(9,748)

Increase (decrease) in net assets from operations		6,338	3,752

Contract owner transactions:
Proceeds from units sold		4,522	4,100
Cost of units redeemed		(6,157)	(57,163)
Account charges		-	-
Increase (decrease)		(1,635)	(53,063)
Net increase (decrease)		4,703	(49,311)
Net assets, beginning		23,685	72,996
Net assets, ending		$28,388	$23,685

Units sold		2,865	2,508
Units redeemed		(3,293)	(34,344)
Net increase (decrease)		(428)	(31,836)
Units outstanding, beginning		14,762	46,598
Units outstanding, ending		14,334	14,762

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$68,227
Cost of units redeemed/account charges			(64,275)
Net investment income (loss)			(1,310)
Net realized gain (loss)			13,808
Realized gain distributions			4,764
Net change in unrealized appreciation (depreciation)			7,174
Net assets			$28,388

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	14	$28	1.25%	23.4%	12/31/2025	$2.01	0	$0	1.00%	23.7%	12/31/2025	$2.05	0	$0	0.75%	24.1%
12/31/2024	1.60	15	24	1.25%	2.4%	12/31/2024	1.63	0	0	1.00%	2.7%	12/31/2024	1.65	0	0	0.75%	2.9%
12/31/2023	1.57	47	73	1.25%	6.3%	12/31/2023	1.58	0	0	1.00%	6.6%	12/31/2023	1.60	0	0	0.75%	6.8%
12/31/2022	1.47	44	65	1.25%	-3.8%	12/31/2022	1.49	0	0	1.00%	-3.5%	12/31/2022	1.50	0	0	0.75%	-3.3%
12/31/2021	1.53	0	0	1.25%	5.6%	12/31/2021	1.54	0	0	1.00%	5.9%	12/31/2021	1.55	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	0	$0	0.50%	24.4%	12/31/2025	$2.12	0	$0	0.25%	24.7%	12/31/2025	$2.15	0	$0	0.00%	25.0%
12/31/2024	1.67	0	0	0.50%	3.2%	12/31/2024	1.70	0	0	0.25%	3.5%	12/31/2024	1.72	0	0	0.00%	3.7%
12/31/2023	1.62	0	0	0.50%	7.1%	12/31/2023	1.64	0	0	0.25%	7.4%	12/31/2023	1.66	0	0	0.00%	7.6%
12/31/2022	1.51	0	0	0.50%	-3.1%	12/31/2022	1.53	0	0	0.25%	-2.8%	12/31/2022	1.54	0	0	0.00%	-2.6%
12/31/2021	1.56	0	0	0.50%	6.4%	12/31/2021	1.57	0	0	0.25%	6.7%	12/31/2021	1.58	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.2%
2023	0.2%
2022	0.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Dev World Bond N Class - 06-4TJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,362,187	$2,444,889	301,795
Receivables: investments sold	12,941
Payables: investments purchased	-
Net assets	$2,375,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,375,128	2,565,609	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$2,375,128	2,565,609

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$90,567
Mortality & expense charges			(28,944)
Net investment income (loss)			61,623

Gain (loss) on investments:
Net realized gain (loss)			(28,874)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			73,369
Net gain (loss)			44,495

Increase (decrease) in net assets from operations			$106,118

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,623	$39,769
Net realized gain (loss)		(28,874)	(26,473)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		73,369	(115)

Increase (decrease) in net assets from operations		106,118	13,181

Contract owner transactions:
Proceeds from units sold		429,160	567,723
Cost of units redeemed		(495,528)	(298,205)
Account charges		(1,362)	(1,236)
Increase (decrease)		(67,730)	268,282
Net increase (decrease)		38,388	281,463
Net assets, beginning		2,336,740	2,055,277
Net assets, ending		$2,375,128	$2,336,740

Units sold		474,753	667,050
Units redeemed		(551,830)	(357,779)
Net increase (decrease)		(77,077)	309,271
Units outstanding, beginning		2,642,686	2,333,415
Units outstanding, ending		2,565,609	2,642,686

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,984,652
Cost of units redeemed/account charges			(1,626,075)
Net investment income (loss)			251,064
Net realized gain (loss)			(151,811)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(82,702)
Net assets			$2,375,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.93	2,566	$2,375	1.25%	4.7%	12/31/2025	$0.94	0	$0	1.00%	5.0%	12/31/2025	$0.95	0	$0	0.75%	5.2%
12/31/2024	0.88	2,643	2,337	1.25%	0.4%	12/31/2024	0.89	0	0	1.00%	0.6%	12/31/2024	0.90	0	0	0.75%	0.9%
12/31/2023	0.88	2,333	2,055	1.25%	5.2%	12/31/2023	0.89	0	0	1.00%	5.5%	12/31/2023	0.89	0	0	0.75%	5.8%
12/31/2022	0.84	2,195	1,837	1.25%	-17.6%	12/31/2022	0.84	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.02	3	3	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	0	$0	0.50%	5.5%	12/31/2025	$0.97	0	$0	0.25%	5.7%	12/31/2025	$0.98	0	$0	0.00%	6.0%
12/31/2024	0.91	0	0	0.50%	1.1%	12/31/2024	0.92	0	0	0.25%	1.4%	12/31/2024	0.93	0	0	0.00%	1.7%
12/31/2023	0.90	0	0	0.50%	6.0%	12/31/2023	0.91	0	0	0.25%	6.3%	12/31/2023	0.91	0	0	0.00%	6.6%
12/31/2022	0.85	0	0	0.50%	-17.0%	12/31/2022	0.85	0	0	0.25%	-16.8%	12/31/2022	0.86	0	0	0.00%	-16.6%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.4%	12/31/2021	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.1%
2023	2.5%
2022	15.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Portfolio Service Class - 06-611

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,376,950	$47,029,770	1,099,671
Receivables: investments sold	31,515
Payables: investments purchased	-
Net assets	$65,408,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,408,465	20,345,988	$3.21
Band 100	-	-	3.34
Band 75	-	-	3.47
Band 50	-	-	3.60
Band 25	-	-	3.74
Band 0	-	-	3.89
Total	$65,408,465	20,345,988

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,044,732
Mortality & expense charges			(766,389)
Net investment income (loss)			278,343

Gain (loss) on investments:
Net realized gain (loss)			2,234,421
Realized gain distributions			1,856,969
Net change in unrealized appreciation (depreciation)			3,316,157
Net gain (loss)			7,407,547

Increase (decrease) in net assets from operations			$7,685,890

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$278,343	$294,004
Net realized gain (loss)		2,234,421	1,466,961
Realized gain distributions		1,856,969	-
Net change in unrealized appreciation (depreciation)		3,316,157	5,220,330

Increase (decrease) in net assets from operations		7,685,890	6,981,295

Contract owner transactions:
Proceeds from units sold		8,818,362	7,980,652
Cost of units redeemed		(8,995,127)	(7,097,646)
Account charges		(17,751)	(17,311)
Increase (decrease)		(194,516)	865,695
Net increase (decrease)		7,491,374	7,846,990
Net assets, beginning		57,917,091	50,070,101
Net assets, ending		$65,408,465	$57,917,091

Units sold		2,963,088	2,986,572
Units redeemed		(3,046,092)	(2,639,843)
Net increase (decrease)		(83,004)	346,729
Units outstanding, beginning		20,428,992	20,082,263
Units outstanding, ending		20,345,988	20,428,992

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$126,930,663
Cost of units redeemed/account charges			(105,054,347)
Net investment income (loss)			1,996,364
Net realized gain (loss)			15,934,687
Realized gain distributions			7,253,918
Net change in unrealized appreciation (depreciation)			18,347,180
Net assets			$65,408,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.21	20,346	$65,408	1.25%	13.4%	12/31/2025	$3.34	0	$0	1.00%	13.7%	12/31/2025	$3.47	0	$0	0.75%	14.0%
12/31/2024	2.84	20,429	57,917	1.25%	13.7%	12/31/2024	2.94	0	0	1.00%	14.0%	12/31/2024	3.04	0	0	0.75%	14.3%
12/31/2023	2.49	20,082	50,070	1.25%	13.7%	12/31/2023	2.58	0	0	1.00%	14.0%	12/31/2023	2.66	0	0	0.75%	14.3%
12/31/2022	2.19	20,630	45,234	1.25%	-17.7%	12/31/2022	2.26	0	0	1.00%	-17.4%	12/31/2022	2.33	0	0	0.75%	-17.2%
12/31/2021	2.66	21,747	57,906	1.25%	15.5%	12/31/2021	2.74	0	0	1.00%	15.7%	12/31/2021	2.82	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.60	0	$0	0.50%	14.2%	12/31/2025	$3.74	0	$0	0.25%	14.5%	12/31/2025	$3.89	0	$0	0.00%	14.8%
12/31/2024	3.15	0	0	0.50%	14.6%	12/31/2024	3.27	0	0	0.25%	14.9%	12/31/2024	3.38	0	0	0.00%	15.1%
12/31/2023	2.75	0	0	0.50%	14.6%	12/31/2023	2.84	0	0	0.25%	14.8%	12/31/2023	2.94	0	0	0.00%	15.1%
12/31/2022	2.40	0	0	0.50%	-17.0%	12/31/2022	2.48	0	0	0.25%	-16.8%	12/31/2022	2.55	0	0	0.00%	-16.6%
12/31/2021	2.90	0	0	0.50%	16.3%	12/31/2021	2.98	0	0	0.25%	16.6%	12/31/2021	3.06	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.8%
2023	1.8%
2022	1.0%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,601,037	$4,013,007	360,619
Receivables: investments sold	-
Payables: investments purchased	(20,081)
Net assets	$3,580,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,580,956	1,338,527	$2.68
Band 100	-	-	2.83
Band 75	-	-	2.99
Band 50	-	-	3.16
Band 25	-	-	3.34
Band 0	-	-	3.84
Total	$3,580,956	1,338,527

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$191,044
Mortality & expense charges			(46,141)
Net investment income (loss)			144,903

Gain (loss) on investments:
Net realized gain (loss)			(120,614)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			191,710
Net gain (loss)			71,096

Increase (decrease) in net assets from operations			$215,999

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$144,903	$143,369
Net realized gain (loss)		(120,614)	(147,560)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		191,710	32,811

Increase (decrease) in net assets from operations		215,999	28,620

Contract owner transactions:
Proceeds from units sold		449,414	651,947
Cost of units redeemed		(946,720)	(947,388)
Account charges		(959)	(1,990)
Increase (decrease)		(498,265)	(297,431)
Net increase (decrease)		(282,266)	(268,811)
Net assets, beginning		3,863,222	4,132,033
Net assets, ending		$3,580,956	$3,863,222

Units sold		173,896	288,589
Units redeemed		(367,004)	(406,369)
Net increase (decrease)		(193,108)	(117,780)
Units outstanding, beginning		1,531,635	1,649,415
Units outstanding, ending		1,338,527	1,531,635

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$166,728,546
Cost of units redeemed/account charges			(179,152,451)
Net investment income (loss)			14,596,569
Net realized gain (loss)			(1,959,846)
Realized gain distributions			3,780,108
Net change in unrealized appreciation (depreciation)			(411,970)
Net assets			$3,580,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.68	1,339	$3,581	1.25%	6.1%	12/31/2025	$2.83	0	$0	1.00%	6.3%	12/31/2025	$2.99	0	$0	0.75%	6.6%
12/31/2024	2.52	1,532	3,863	1.25%	0.7%	12/31/2024	2.66	0	0	1.00%	0.9%	12/31/2024	2.81	0	0	0.75%	1.2%
12/31/2023	2.51	1,649	4,132	1.25%	4.2%	12/31/2023	2.64	0	0	1.00%	4.5%	12/31/2023	2.77	0	0	0.75%	4.7%
12/31/2022	2.40	1,945	4,677	1.25%	-14.7%	12/31/2022	2.52	0	0	1.00%	-14.5%	12/31/2022	2.65	0	0	0.75%	-14.3%
12/31/2021	2.82	2,417	6,816	1.25%	-2.1%	12/31/2021	2.95	0	0	1.00%	-1.9%	12/31/2021	3.09	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	0	$0	0.50%	6.9%	12/31/2025	$3.34	0	$0	0.25%	7.1%	12/31/2025	$3.84	0	$0	0.00%	7.4%
12/31/2024	2.96	0	0	0.50%	1.4%	12/31/2024	3.12	0	0	0.25%	1.7%	12/31/2024	3.57	0	0	0.00%	2.0%
12/31/2023	2.92	0	0	0.50%	5.0%	12/31/2023	3.07	0	0	0.25%	5.2%	12/31/2023	3.50	0	0	0.00%	5.5%
12/31/2022	2.78	0	0	0.50%	-14.1%	12/31/2022	2.91	0	0	0.25%	-13.9%	12/31/2022	3.32	0	0	0.00%	-13.7%
12/31/2021	3.23	0	0	0.50%	-1.4%	12/31/2021	3.38	0	0	0.25%	-1.1%	12/31/2021	3.85	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	4.8%
2023	4.1%
2022	2.5%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Overseas N Class - 06-6CC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$671,243	$555,122	11,642
Receivables: investments sold	-
Payables: investments purchased	(6,341)
Net assets	$664,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$664,902	480,245	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$664,902	480,245

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,660
Mortality & expense charges			(7,686)
Net investment income (loss)			1,974

Gain (loss) on investments:
Net realized gain (loss)			5,528
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			140,712
Net gain (loss)			146,240

Increase (decrease) in net assets from operations			$148,214

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,974	$5,340
Net realized gain (loss)		5,528	2,908
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		140,712	(24,591)

Increase (decrease) in net assets from operations		148,214	(16,343)

Contract owner transactions:
Proceeds from units sold		22,671	1,084,439
Cost of units redeemed		(52,972)	(520,157)
Account charges		(591)	(359)
Increase (decrease)		(30,892)	563,923
Net increase (decrease)		117,322	547,580
Net assets, beginning		547,580	-
Net assets, ending		$664,902	$547,580

Units sold		18,001	962,903
Units redeemed		(41,384)	(459,275)
Net increase (decrease)		(23,383)	503,628
Units outstanding, beginning		503,628	-
Units outstanding, ending		480,245	503,628

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,107,110
Cost of units redeemed/account charges			(574,079)
Net investment income (loss)			7,314
Net realized gain (loss)			8,436
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116,121
Net assets			$664,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	480	$665	1.25%	27.3%	12/31/2025	$1.40	0	$0	1.00%	27.7%	12/31/2025	$1.41	0	$0	0.75%	28.0%
12/31/2024	1.09	504	548	1.25%	4.7%	12/31/2024	1.10	0	0	1.00%	5.0%	12/31/2024	1.10	0	0	0.75%	5.2%
12/31/2023	1.04	0	0	1.25%	9.7%	12/31/2023	1.04	0	0	1.00%	10.0%	12/31/2023	1.05	0	0	0.75%	10.2%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	28.3%	12/31/2025	$1.44	0	$0	0.25%	28.6%	12/31/2025	$1.45	0	$0	0.00%	28.9%
12/31/2024	1.11	0	0	0.50%	5.5%	12/31/2024	1.12	0	0	0.25%	5.8%	12/31/2024	1.13	0	0	0.00%	6.0%
12/31/2023	1.05	0	0	0.50%	10.5%	12/31/2023	1.06	0	0	0.25%	10.8%	12/31/2023	1.06	0	0	0.00%	11.1%
12/31/2022	0.95	0	0	0.50%	-4.7%	12/31/2022	0.95	0	0	0.25%	-4.5%	12/31/2022	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.6%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2020 Lifetime Port R6 Class - 06-3H4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$40,879
Cost of units redeemed/account charges			(48,583)
Net investment income (loss)			1,749
Net realized gain (loss)			1,844
Realized gain distributions			4,111
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	1.25%	11.1%	12/31/2025	$1.45	0	$0	1.00%	11.4%	12/31/2025	$1.48	0	$0	0.75%	11.7%
12/31/2024	1.28	0	0	1.25%	5.9%	12/31/2024	1.30	0	0	1.00%	6.2%	12/31/2024	1.32	0	0	0.75%	6.4%
12/31/2023	1.21	0	0	1.25%	9.8%	12/31/2023	1.23	0	0	1.00%	10.0%	12/31/2023	1.24	0	0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-14.9%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.13	0	0	0.75%	-14.5%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	11.9%	12/31/2025	$1.53	0	$0	0.25%	12.2%	12/31/2025	$1.56	0	$0	0.00%	12.5%
12/31/2024	1.34	0	0	0.50%	6.7%	12/31/2024	1.36	0	0	0.25%	7.0%	12/31/2024	1.39	0	0	0.00%	7.2%
12/31/2023	1.26	0	0	0.50%	10.6%	12/31/2023	1.28	0	0	0.25%	10.9%	12/31/2023	1.29	0	0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-14.3%	12/31/2022	1.15	0	0	0.25%	-14.1%	12/31/2022	1.16	0	0	0.00%	-13.8%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2025 Life Port R6 Class - 06-3H6 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$94,611
Cost of units redeemed/account charges			(118,473)
Net investment income (loss)			2,218
Net realized gain (loss)			13,060
Realized gain distributions			8,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	1.25%	12.0%	12/31/2025	$1.52	0	$0	1.00%	12.2%	12/31/2025	$1.55	0	$0	0.75%	12.5%
12/31/2024	1.33	0	0	1.25%	6.8%	12/31/2024	1.35	0	0	1.00%	7.0%	12/31/2024	1.37	0	0	0.75%	7.3%
12/31/2023	1.25	0	0	1.25%	10.7%	12/31/2023	1.26	0	0	1.00%	11.0%	12/31/2023	1.28	0	0	0.75%	11.3%
12/31/2022	1.13	0	0	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.2%	12/31/2022	1.15	0	0	0.75%	-16.0%
12/31/2021	1.35	0	0	1.25%	10.6%	12/31/2021	1.36	0	0	1.00%	10.9%	12/31/2021	1.37	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	12.8%	12/31/2025	$1.60	0	$0	0.25%	13.1%	12/31/2025	$1.63	0	$0	0.00%	13.4%
12/31/2024	1.40	0	0	0.50%	7.6%	12/31/2024	1.42	0	0	0.25%	7.8%	12/31/2024	1.44	0	0	0.00%	8.1%
12/31/2023	1.30	0	0	0.50%	11.6%	12/31/2023	1.32	0	0	0.25%	11.8%	12/31/2023	1.33	0	0	0.00%	12.1%
12/31/2022	1.16	0	0	0.50%	-15.8%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.38	0	0	0.50%	11.5%	12/31/2021	1.39	0	0	0.25%	11.7%	12/31/2021	1.41	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2030 Life Port R6 Class - 06-3H7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$143,820
Cost of units redeemed/account charges			(185,028)
Net investment income (loss)			2,527
Net realized gain (loss)			26,504
Realized gain distributions			12,177
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	1.25%	13.8%	12/31/2025	$1.61	0	$0	1.00%	14.0%	12/31/2025	$1.64	0	$0	0.75%	14.3%
12/31/2024	1.39	0	0	1.25%	8.4%	12/31/2024	1.41	0	0	1.00%	8.6%	12/31/2024	1.44	0	0	0.75%	8.9%
12/31/2023	1.29	0	0	1.25%	12.4%	12/31/2023	1.30	0	0	1.00%	12.7%	12/31/2023	1.32	0	0	0.75%	13.0%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.16	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.7%	12/31/2021	1.40	0	0	1.00%	13.0%	12/31/2021	1.42	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	0.50%	14.6%	12/31/2025	$1.71	0	$0	0.25%	14.9%	12/31/2025	$1.74	0	$0	0.00%	15.2%
12/31/2024	1.46	0	0	0.50%	9.2%	12/31/2024	1.48	0	0	0.25%	9.5%	12/31/2024	1.51	0	0	0.00%	9.7%
12/31/2023	1.34	0	0	0.50%	13.3%	12/31/2023	1.36	0	0	0.25%	13.5%	12/31/2023	1.37	0	0	0.00%	13.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.19	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.6%	12/31/2021	1.44	0	0	0.25%	13.8%	12/31/2021	1.45	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2035 Lifetime Port R6 Class - 06-3H9 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$366,203
Cost of units redeemed/account charges			(500,868)
Net investment income (loss)			8,489
Net realized gain (loss)			80,343
Realized gain distributions			45,833
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	1.25%	15.5%	12/31/2025	$1.71	0	$0	1.00%	15.7%	12/31/2025	$1.74	0	$0	0.75%	16.0%
12/31/2024	1.45	0	0	1.25%	9.8%	12/31/2024	1.48	0	0	1.00%	10.1%	12/31/2024	1.50	0	0	0.75%	10.4%
12/31/2023	1.32	0	0	1.25%	14.1%	12/31/2023	1.34	0	0	1.00%	14.4%	12/31/2023	1.36	0	0	0.75%	14.7%
12/31/2022	1.16	0	0	1.25%	-18.7%	12/31/2022	1.17	0	0	1.00%	-18.5%	12/31/2022	1.19	0	0	0.75%	-18.3%
12/31/2021	1.43	0	0	1.25%	14.5%	12/31/2021	1.44	0	0	1.00%	14.8%	12/31/2021	1.45	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	16.3%	12/31/2025	$1.81	0	$0	0.25%	16.6%	12/31/2025	$1.84	0	$0	0.00%	16.9%
12/31/2024	1.52	0	0	0.50%	10.7%	12/31/2024	1.55	0	0	0.25%	11.0%	12/31/2024	1.57	0	0	0.00%	11.2%
12/31/2023	1.38	0	0	0.50%	14.9%	12/31/2023	1.40	0	0	0.25%	15.2%	12/31/2023	1.41	0	0	0.00%	15.5%
12/31/2022	1.20	0	0	0.50%	-18.1%	12/31/2022	1.21	0	0	0.25%	-17.9%	12/31/2022	1.22	0	0	0.00%	-17.7%
12/31/2021	1.46	0	0	0.50%	15.4%	12/31/2021	1.48	0	0	0.25%	15.7%	12/31/2021	1.49	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2045 Life Port R6 Class - 06-3HF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$264,536
Cost of units redeemed/account charges			(367,278)
Net investment income (loss)			4,760
Net realized gain (loss)			67,716
Realized gain distributions			30,266
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	1.25%	17.8%	12/31/2025	$1.88	0	$0	1.00%	18.1%	12/31/2025	$1.92	0	$0	0.75%	18.4%
12/31/2024	1.57	0	0	1.25%	13.1%	12/31/2024	1.59	0	0	1.00%	13.4%	12/31/2024	1.62	0	0	0.75%	13.7%
12/31/2023	1.39	0	0	1.25%	16.5%	12/31/2023	1.41	0	0	1.00%	16.8%	12/31/2023	1.42	0	0	0.75%	17.1%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	18.7%	12/31/2025	$1.99	0	$0	0.25%	19.0%	12/31/2025	$2.03	0	$0	0.00%	19.3%
12/31/2024	1.65	0	0	0.50%	13.9%	12/31/2024	1.67	0	0	0.25%	14.2%	12/31/2024	1.70	0	0	0.00%	14.5%
12/31/2023	1.44	0	0	0.50%	17.4%	12/31/2023	1.46	0	0	0.25%	17.7%	12/31/2023	1.48	0	0	0.00%	18.0%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2050 Lifetime Port R6 Class - 06-3HG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$97,122
Cost of units redeemed/account charges			(127,022)
Net investment income (loss)			1,674
Net realized gain (loss)			18,847
Realized gain distributions			9,379
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	1.25%	18.5%	12/31/2025	$1.92	0	$0	1.00%	18.8%	12/31/2025	$1.95	0	$0	0.75%	19.1%
12/31/2024	1.59	0	0	1.25%	14.0%	12/31/2024	1.61	0	0	1.00%	14.3%	12/31/2024	1.64	0	0	0.75%	14.6%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	19.4%	12/31/2025	$2.02	0	$0	0.25%	19.7%	12/31/2025	$2.06	0	$0	0.00%	20.0%
12/31/2024	1.66	0	0	0.50%	14.9%	12/31/2024	1.69	0	0	0.25%	15.1%	12/31/2024	1.72	0	0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.8%	12/31/2023	1.47	0	0	0.25%	18.1%	12/31/2023	1.49	0	0	0.00%	18.4%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.1%	12/31/2022	1.26	0	0	0.00%	-17.9%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2055 Lifetime Port R6 Class - 06-3HH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,621
Cost of units redeemed/account charges			(56,279)
Net investment income (loss)			296
Net realized gain (loss)			10,940
Realized gain distributions			2,422
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	1.25%	18.6%	12/31/2025	$1.92	0	$0	1.00%	18.8%	12/31/2025	$1.95	0	$0	0.75%	19.1%
12/31/2024	1.59	0	0	1.25%	14.0%	12/31/2024	1.61	0	0	1.00%	14.3%	12/31/2024	1.64	0	0	0.75%	14.6%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	19.4%	12/31/2025	$2.02	0	$0	0.25%	19.7%	12/31/2025	$2.06	0	$0	0.00%	20.0%
12/31/2024	1.66	0	0	0.50%	14.8%	12/31/2024	1.69	0	0	0.25%	15.1%	12/31/2024	1.72	0	0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.9%	12/31/2023	1.47	0	0	0.25%	18.2%	12/31/2023	1.49	0	0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2060 Lifetime Port R6 Class - 06-3HJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,985
Cost of units redeemed/account charges			(53,781)
Net investment income (loss)			359
Net realized gain (loss)			8,679
Realized gain distributions			1,758
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	1.25%	18.6%	12/31/2025	$1.92	0	$0	1.00%	18.9%	12/31/2025	$1.95	0	$0	0.75%	19.2%
12/31/2024	1.59	0	0	1.25%	13.9%	12/31/2024	1.61	0	0	1.00%	14.2%	12/31/2024	1.64	0	0	0.75%	14.5%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	19.5%	12/31/2025	$2.03	0	$0	0.25%	19.8%	12/31/2025	$2.06	0	$0	0.00%	20.1%
12/31/2024	1.66	0	0	0.50%	14.8%	12/31/2024	1.69	0	0	0.25%	15.1%	12/31/2024	1.72	0	0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.9%	12/31/2023	1.47	0	0	0.25%	18.2%	12/31/2023	1.49	0	0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Bond Fund R6 Class - 06-3HM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,595,190	$3,581,529	262,714
Receivables: investments sold	9,255
Payables: investments purchased	-
Net assets	$3,604,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,604,445	3,245,493	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$3,604,445	3,245,493

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$173,596
Mortality & expense charges			(46,261)
Net investment income (loss)			127,335

Gain (loss) on investments:
Net realized gain (loss)			(50,525)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			158,535
Net gain (loss)			108,010

Increase (decrease) in net assets from operations			$235,345

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$127,335	$79,927
Net realized gain (loss)		(50,525)	(17,422)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		158,535	(57,413)

Increase (decrease) in net assets from operations		235,345	5,092

Contract owner transactions:
Proceeds from units sold		771,632	2,466,447
Cost of units redeemed		(1,632,518)	(450,455)
Account charges		(10,720)	(8,753)
Increase (decrease)		(871,606)	2,007,239
Net increase (decrease)		(636,261)	2,012,331
Net assets, beginning		4,240,706	2,228,375
Net assets, ending		$3,604,445	$4,240,706

Units sold		716,844	2,367,495
Units redeemed		(1,543,029)	(462,380)
Net increase (decrease)		(826,185)	1,905,115
Units outstanding, beginning		4,071,678	2,166,563
Units outstanding, ending		3,245,493	4,071,678

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,703,511
Cost of units redeemed/account charges			(3,237,701)
Net investment income (loss)			310,408
Net realized gain (loss)			(191,549)
Realized gain distributions			6,115
Net change in unrealized appreciation (depreciation)			13,661
Net assets			$3,604,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	3,245	$3,604	1.25%	6.6%	12/31/2025	$1.13	0	$0	1.00%	6.9%	12/31/2025	$1.15	0	$0	0.75%	7.2%
12/31/2024	1.04	4,072	4,241	1.25%	1.3%	12/31/2024	1.06	0	0	1.00%	1.5%	12/31/2024	1.08	0	0	0.75%	1.8%
12/31/2023	1.03	2,167	2,228	1.25%	5.3%	12/31/2023	1.04	0	0	1.00%	5.6%	12/31/2023	1.06	0	0	0.75%	5.9%
12/31/2022	0.98	1,745	1,704	1.25%	-15.4%	12/31/2022	0.99	0	0	1.00%	-15.2%	12/31/2022	1.00	0	0	0.75%	-15.0%
12/31/2021	1.15	886	1,024	1.25%	-1.3%	12/31/2021	1.16	0	0	1.00%	-1.1%	12/31/2021	1.17	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	7.4%	12/31/2025	$1.20	0	$0	0.25%	7.7%	12/31/2025	$1.22	0	$0	0.00%	8.0%
12/31/2024	1.09	0	0	0.50%	2.0%	12/31/2024	1.11	0	0	0.25%	2.3%	12/31/2024	1.13	0	0	0.00%	2.5%
12/31/2023	1.07	0	0	0.50%	6.1%	12/31/2023	1.09	0	0	0.25%	6.4%	12/31/2023	1.10	0	0	0.00%	6.7%
12/31/2022	1.01	0	0	0.50%	-14.8%	12/31/2022	1.02	0	0	0.25%	-14.6%	12/31/2022	1.03	0	0	0.00%	-14.4%
12/31/2021	1.18	0	0	0.50%	-0.6%	12/31/2021	1.19	0	0	0.25%	-0.3%	12/31/2021	1.20	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	3.4%
2023	4.4%
2022	3.6%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2040 Life Port R6 Class - 06-3J3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(247,603)
Net investment income (loss)			2,809
Net realized gain (loss)			35,525
Realized gain distributions			19,615
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	1.25%	16.7%	12/31/2025	$1.81	0	$0	1.00%	17.0%	12/31/2025	$1.84	0	$0	0.75%	17.3%
12/31/2024	1.52	0	0	1.25%	11.6%	12/31/2024	1.54	0	0	1.00%	11.9%	12/31/2024	1.57	0	0	0.75%	12.2%
12/31/2023	1.36	0	0	1.25%	15.4%	12/31/2023	1.38	0	0	1.00%	15.7%	12/31/2023	1.40	0	0	0.75%	16.0%
12/31/2022	1.18	0	0	1.25%	-19.0%	12/31/2022	1.19	0	0	1.00%	-18.8%	12/31/2022	1.21	0	0	0.75%	-18.6%
12/31/2021	1.46	0	0	1.25%	16.1%	12/31/2021	1.47	0	0	1.00%	16.4%	12/31/2021	1.48	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	17.6%	12/31/2025	$1.91	0	$0	0.25%	17.9%	12/31/2025	$1.95	0	$0	0.00%	18.2%
12/31/2024	1.59	0	0	0.50%	12.5%	12/31/2024	1.62	0	0	0.25%	12.7%	12/31/2024	1.65	0	0	0.00%	13.0%
12/31/2023	1.42	0	0	0.50%	16.2%	12/31/2023	1.44	0	0	0.25%	16.5%	12/31/2023	1.46	0	0	0.00%	16.8%
12/31/2022	1.22	0	0	0.50%	-18.4%	12/31/2022	1.23	0	0	0.25%	-18.2%	12/31/2022	1.25	0	0	0.00%	-18.0%
12/31/2021	1.49	0	0	0.50%	17.0%	12/31/2021	1.51	0	0	0.25%	17.3%	12/31/2021	1.52	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	1.25%	1.9%	12/31/2025	$1.94	0	$0	1.00%	2.1%	12/31/2025	$1.97	0	$0	0.75%	2.4%
12/31/2024	1.87	0	0	1.25%	17.1%	12/31/2024	1.90	0	0	1.00%	17.3%	12/31/2024	1.92	0	0	0.75%	17.6%
12/31/2023	1.60	0	0	1.25%	28.0%	12/31/2023	1.62	0	0	1.00%	28.3%	12/31/2023	1.63	0	0	0.75%	28.6%
12/31/2022	1.25	0	0	1.25%	-30.4%	12/31/2022	1.26	0	0	1.00%	-30.2%	12/31/2022	1.27	0	0	0.75%	-30.0%
12/31/2021	1.79	0	0	1.25%	18.2%	12/31/2021	1.80	0	0	1.00%	18.5%	12/31/2021	1.82	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	2.7%	12/31/2025	$2.04	0	$0	0.25%	2.9%	12/31/2025	$2.07	0	$0	0.00%	3.2%
12/31/2024	1.95	0	0	0.50%	17.9%	12/31/2024	1.98	0	0	0.25%	18.2%	12/31/2024	2.01	0	0	0.00%	18.5%
12/31/2023	1.65	0	0	0.50%	29.0%	12/31/2023	1.67	0	0	0.25%	29.3%	12/31/2023	1.69	0	0	0.00%	29.6%
12/31/2022	1.28	0	0	0.50%	-29.9%	12/31/2022	1.30	0	0	0.25%	-29.7%	12/31/2022	1.31	0	0	0.00%	-29.5%
12/31/2021	1.83	0	0	0.50%	19.1%	12/31/2021	1.84	0	0	0.25%	19.4%	12/31/2021	1.85	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.29
Band 50	-	-	2.33
Band 25	-	-	2.37
Band 0	-	-	2.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	1.25%	8.9%	12/31/2025	$2.25	0	$0	1.00%	9.2%	12/31/2025	$2.29	0	$0	0.75%	9.5%
12/31/2024	2.03	0	0	1.25%	19.9%	12/31/2024	2.06	0	0	1.00%	20.2%	12/31/2024	2.09	0	0	0.75%	20.5%
12/31/2023	1.70	0	0	1.25%	31.0%	12/31/2023	1.72	0	0	1.00%	31.3%	12/31/2023	1.74	0	0	0.75%	31.7%
12/31/2022	1.29	0	0	1.25%	-25.5%	12/31/2022	1.31	0	0	1.00%	-25.3%	12/31/2022	1.32	0	0	0.75%	-25.1%
12/31/2021	1.74	0	0	1.25%	28.1%	12/31/2021	1.75	0	0	1.00%	28.4%	12/31/2021	1.76	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.33	0	$0	0.50%	9.8%	12/31/2025	$2.37	0	$0	0.25%	10.0%	12/31/2025	$2.41	0	$0	0.00%	10.3%
12/31/2024	2.12	0	0	0.50%	20.8%	12/31/2024	2.15	0	0	0.25%	21.1%	12/31/2024	2.19	0	0	0.00%	21.4%
12/31/2023	1.76	0	0	0.50%	32.0%	12/31/2023	1.78	0	0	0.25%	32.3%	12/31/2023	1.80	0	0	0.00%	32.7%
12/31/2022	1.33	0	0	0.50%	-24.9%	12/31/2022	1.34	0	0	0.25%	-24.7%	12/31/2022	1.36	0	0	0.00%	-24.5%
12/31/2021	1.77	0	0	0.50%	29.0%	12/31/2021	1.79	0	0	0.25%	29.3%	12/31/2021	1.80	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	1.25%	6.6%	12/31/2025	$1.10	0	$0	1.00%	6.8%	12/31/2025	$1.11	0	$0	0.75%	7.1%
12/31/2024	1.01	0	0	1.25%	0.8%	12/31/2024	1.03	0	0	1.00%	1.0%	12/31/2024	1.04	0	0	0.75%	1.3%
12/31/2023	1.00	0	0	1.25%	4.9%	12/31/2023	1.01	0	0	1.00%	5.1%	12/31/2023	1.03	0	0	0.75%	5.4%
12/31/2022	0.96	0	0	1.25%	-15.1%	12/31/2022	0.97	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.13	0	0	1.25%	-2.3%	12/31/2021	1.13	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	7.4%	12/31/2025	$1.15	0	$0	0.25%	7.6%	12/31/2025	$1.17	0	$0	0.00%	7.9%
12/31/2024	1.06	0	0	0.50%	1.5%	12/31/2024	1.07	0	0	0.25%	1.8%	12/31/2024	1.09	0	0	0.00%	2.1%
12/31/2023	1.04	0	0	0.50%	5.7%	12/31/2023	1.05	0	0	0.25%	5.9%	12/31/2023	1.07	0	0	0.00%	6.2%
12/31/2022	0.98	0	0	0.50%	-14.4%	12/31/2022	0.99	0	0	0.25%	-14.2%	12/31/2022	1.00	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.6%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,743	$7,110	317
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$6,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,746	3,237	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$6,746	3,237

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13
Mortality & expense charges			(78)
Net investment income (loss)			(65)

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			1,016
Net change in unrealized appreciation (depreciation)			(412)
Net gain (loss)			608

Increase (decrease) in net assets from operations			$543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(65)	$(25)
Net realized gain (loss)		4	7
Realized gain distributions		1,016	457
Net change in unrealized appreciation (depreciation)		(412)	(69)

Increase (decrease) in net assets from operations		543	370

Contract owner transactions:
Proceeds from units sold		845	3,277
Cost of units redeemed		-	-
Account charges		(7)	(5)
Increase (decrease)		838	3,272
Net increase (decrease)		1,381	3,642
Net assets, beginning		5,365	1,723
Net assets, ending		$6,746	$5,365

Units sold		437	1,764
Units redeemed		(3)	(2)
Net increase (decrease)		434	1,762
Units outstanding, beginning		2,803	1,041
Units outstanding, ending		3,237	2,803

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,723
Cost of units redeemed/account charges			(12)
Net investment income (loss)			(82)
Net realized gain (loss)			11
Realized gain distributions			1,473
Net change in unrealized appreciation (depreciation)			(367)
Net assets			$6,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	3	$7	1.25%	8.9%	12/31/2025	$2.12	0	$0	1.00%	9.1%	12/31/2025	$2.15	0	$0	0.75%	9.4%
12/31/2024	1.91	3	5	1.25%	15.7%	12/31/2024	1.94	0	0	1.00%	16.0%	12/31/2024	1.97	0	0	0.75%	16.3%
12/31/2023	1.65	1	2	1.25%	20.2%	12/31/2023	1.67	0	0	1.00%	20.5%	12/31/2023	1.69	0	0	0.75%	20.8%
12/31/2022	1.38	0	0	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	0	0	1.25%	28.6%	12/31/2021	1.74	0	0	1.00%	29.0%	12/31/2021	1.76	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	9.7%	12/31/2025	$2.23	0	$0	0.25%	10.0%	12/31/2025	$2.26	0	$0	0.00%	10.2%
12/31/2024	2.00	0	0	0.50%	16.6%	12/31/2024	2.02	0	0	0.25%	16.9%	12/31/2024	2.05	0	0	0.00%	17.1%
12/31/2023	1.71	0	0	0.50%	21.1%	12/31/2023	1.73	0	0	0.25%	21.4%	12/31/2023	1.75	0	0	0.00%	21.7%
12/31/2022	1.41	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.44	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	29.6%	12/31/2021	1.78	0	0	0.25%	29.9%	12/31/2021	1.79	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.6%
2023	1.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Balanced Fund R6 Class - 06-3TF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,923
Mortality & expense charges			(5,659)
Net investment income (loss)			1,264

Gain (loss) on investments:
Net realized gain (loss)			130,267
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(66,494)
Net gain (loss)			63,773

Increase (decrease) in net assets from operations			$65,037

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,264	$2,947
Net realized gain (loss)		130,267	665
Realized gain distributions		-	9,486
Net change in unrealized appreciation (depreciation)		(66,494)	32,375

Increase (decrease) in net assets from operations		65,037	45,473

Contract owner transactions:
Proceeds from units sold		45,185	46,442
Cost of units redeemed		(556,908)	-
Account charges		(13)	-
Increase (decrease)		(511,736)	46,442
Net increase (decrease)		(446,699)	91,915
Net assets, beginning		446,699	354,784
Net assets, ending		$-	$446,699

Units sold		25,969	29,014
Units redeemed		(294,735)	-
Net increase (decrease)		(268,766)	29,014
Units outstanding, beginning		268,766	239,752
Units outstanding, ending		-	268,766

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$420,844
Cost of units redeemed/account charges			(568,877)
Net investment income (loss)			6,952
Net realized gain (loss)			131,595
Realized gain distributions			9,486
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	1.25%	14.6%	12/31/2025	$1.94	0	$0	1.00%	14.9%	12/31/2025	$1.97	0	$0	0.75%	15.2%
12/31/2024	1.66	269	447	1.25%	12.3%	12/31/2024	1.69	0	0	1.00%	12.6%	12/31/2024	1.71	0	0	0.75%	12.9%
12/31/2023	1.48	240	355	1.25%	17.3%	12/31/2023	1.50	0	0	1.00%	17.6%	12/31/2023	1.52	0	0	0.75%	17.8%
12/31/2022	1.26	0	0	1.25%	-16.5%	12/31/2022	1.27	0	0	1.00%	-16.3%	12/31/2022	1.29	0	0	0.75%	-16.1%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.8%	12/31/2021	1.53	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	0	$0	0.50%	15.5%	12/31/2025	$2.04	0	$0	0.25%	15.8%	12/31/2025	$2.08	0	$0	0.00%	16.1%
12/31/2024	1.74	0	0	0.50%	13.2%	12/31/2024	1.76	0	0	0.25%	13.4%	12/31/2024	1.79	0	0	0.00%	13.7%
12/31/2023	1.54	0	0	0.50%	18.1%	12/31/2023	1.55	0	0	0.25%	18.4%	12/31/2023	1.57	0	0	0.00%	18.7%
12/31/2022	1.30	0	0	0.50%	-15.9%	12/31/2022	1.31	0	0	0.25%	-15.6%	12/31/2022	1.33	0	0	0.00%	-15.4%
12/31/2021	1.54	0	0	0.50%	14.4%	12/31/2021	1.56	0	0	0.25%	14.7%	12/31/2021	1.57	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.0%
2023	3.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Aggressive R6 Class - 06-4FG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,585	$8,452	580
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$8,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,582	4,813	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$8,582	4,813

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$142
Mortality & expense charges			(84)
Net investment income (loss)			58

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			1,006
Net change in unrealized appreciation (depreciation)			(39)
Net gain (loss)			976

Increase (decrease) in net assets from operations			$1,034

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58	$43
Net realized gain (loss)		9	2
Realized gain distributions		1,006	59
Net change in unrealized appreciation (depreciation)		(39)	265

Increase (decrease) in net assets from operations		1,034	369

Contract owner transactions:
Proceeds from units sold		2,517	2,501
Cost of units redeemed		-	-
Account charges		(9)	(8)
Increase (decrease)		2,508	2,493
Net increase (decrease)		3,542	2,862
Net assets, beginning		5,040	2,178
Net assets, ending		$8,582	$5,040

Units sold		1,538	1,691
Units redeemed		(5)	(5)
Net increase (decrease)		1,533	1,686
Units outstanding, beginning		3,280	1,594
Units outstanding, ending		4,813	3,280

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,169
Cost of units redeemed/account charges			(23)
Net investment income (loss)			133
Net realized gain (loss)			11
Realized gain distributions			1,159
Net change in unrealized appreciation (depreciation)			133
Net assets			$8,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	5	$9	1.25%	16.0%	12/31/2025	$1.81	0	$0	1.00%	16.3%	12/31/2025	$1.84	0	$0	0.75%	16.6%
12/31/2024	1.54	3	5	1.25%	12.4%	12/31/2024	1.56	0	0	1.00%	12.7%	12/31/2024	1.58	0	0	0.75%	13.0%
12/31/2023	1.37	2	2	1.25%	16.4%	12/31/2023	1.38	0	0	1.00%	16.7%	12/31/2023	1.40	0	0	0.75%	17.0%
12/31/2022	1.17	0	0	1.25%	-19.6%	12/31/2022	1.18	0	0	1.00%	-19.4%	12/31/2022	1.19	0	0	0.75%	-19.2%
12/31/2021	1.46	0	0	1.25%	15.3%	12/31/2021	1.47	0	0	1.00%	15.6%	12/31/2021	1.48	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	16.9%	12/31/2025	$1.90	0	$0	0.25%	17.2%	12/31/2025	$1.93	0	$0	0.00%	17.5%
12/31/2024	1.60	0	0	0.50%	13.3%	12/31/2024	1.62	0	0	0.25%	13.6%	12/31/2024	1.64	0	0	0.00%	13.9%
12/31/2023	1.41	0	0	0.50%	17.3%	12/31/2023	1.43	0	0	0.25%	17.6%	12/31/2023	1.44	0	0	0.00%	17.8%
12/31/2022	1.20	0	0	0.50%	-19.0%	12/31/2022	1.21	0	0	0.25%	-18.8%	12/31/2022	1.22	0	0	0.00%	-18.6%
12/31/2021	1.48	0	0	0.50%	16.2%	12/31/2021	1.49	0	0	0.25%	16.5%	12/31/2021	1.50	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	3.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Moderate R6 Class - 06-4F9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,902	$10,047	865
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$10,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,898	8,136	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$10,898	8,136

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$367
Mortality & expense charges			(125)
Net investment income (loss)			242

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			377
Net change in unrealized appreciation (depreciation)			335
Net gain (loss)			724

Increase (decrease) in net assets from operations			$966

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$242	$211
Net realized gain (loss)		12	57
Realized gain distributions		377	-
Net change in unrealized appreciation (depreciation)		335	269

Increase (decrease) in net assets from operations		966	537

Contract owner transactions:
Proceeds from units sold		675	1,101
Cost of units redeemed		-	(1,242)
Account charges		(13)	(12)
Increase (decrease)		662	(153)
Net increase (decrease)		1,628	384
Net assets, beginning		9,270	8,886
Net assets, ending		$10,898	$9,270

Units sold		530	932
Units redeemed		(10)	(1,080)
Net increase (decrease)		520	(148)
Units outstanding, beginning		7,616	7,764
Units outstanding, ending		8,136	7,616

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,528
Cost of units redeemed/account charges			(9,617)
Net investment income (loss)			566
Net realized gain (loss)			69
Realized gain distributions			497
Net change in unrealized appreciation (depreciation)			855
Net assets			$10,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	8	$11	1.25%	10.0%	12/31/2025	$1.36	0	$0	1.00%	10.3%	12/31/2025	$1.38	0	$0	0.75%	10.6%
12/31/2024	1.22	8	9	1.25%	6.3%	12/31/2024	1.23	0	0	1.00%	6.6%	12/31/2024	1.25	0	0	0.75%	6.9%
12/31/2023	1.14	8	9	1.25%	10.2%	12/31/2023	1.16	0	0	1.00%	10.5%	12/31/2023	1.17	0	0	0.75%	10.8%
12/31/2022	1.04	0	0	1.25%	-14.8%	12/31/2022	1.05	0	0	1.00%	-14.6%	12/31/2022	1.06	0	0	0.75%	-14.4%
12/31/2021	1.22	0	0	1.25%	6.6%	12/31/2021	1.23	0	0	1.00%	6.8%	12/31/2021	1.23	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	10.9%	12/31/2025	$1.43	0	$0	0.25%	11.2%	12/31/2025	$1.45	0	$0	0.00%	11.4%
12/31/2024	1.27	0	0	0.50%	7.2%	12/31/2024	1.28	0	0	0.25%	7.4%	12/31/2024	1.30	0	0	0.00%	7.7%
12/31/2023	1.18	0	0	0.50%	11.0%	12/31/2023	1.19	0	0	0.25%	11.3%	12/31/2023	1.21	0	0	0.00%	11.6%
12/31/2022	1.06	0	0	0.50%	-14.2%	12/31/2022	1.07	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.24	0	0	0.50%	7.4%	12/31/2021	1.25	0	0	0.25%	7.6%	12/31/2021	1.25	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	3.6%
2023	2.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Balanced R6 Class - 06-4FC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$417,451	$379,814	30,693
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$417,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$417,428	279,788	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$417,428	279,788

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,477
Mortality & expense charges			(4,884)
Net investment income (loss)			6,593

Gain (loss) on investments:
Net realized gain (loss)			1,747
Realized gain distributions			30,656
Net change in unrealized appreciation (depreciation)			6,858
Net gain (loss)			39,261

Increase (decrease) in net assets from operations			$45,854

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,593	$6,465
Net realized gain (loss)		1,747	5,272
Realized gain distributions		30,656	-
Net change in unrealized appreciation (depreciation)		6,858	21,279

Increase (decrease) in net assets from operations		45,854	33,016

Contract owner transactions:
Proceeds from units sold		3,164	46,457
Cost of units redeemed		(11,208)	(75,244)
Account charges		(32)	(78)
Increase (decrease)		(8,076)	(28,865)
Net increase (decrease)		37,778	4,151
Net assets, beginning		379,650	375,499
Net assets, ending		$417,428	$379,650

Units sold		2,258	37,945
Units redeemed		(8,267)	(58,488)
Net increase (decrease)		(6,009)	(20,543)
Units outstanding, beginning		285,797	306,340
Units outstanding, ending		279,788	285,797

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$776,707
Cost of units redeemed/account charges			(461,744)
Net investment income (loss)			17,686
Net realized gain (loss)			7,334
Realized gain distributions			39,808
Net change in unrealized appreciation (depreciation)			37,637
Net assets			$417,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	280	$417	1.25%	12.3%	12/31/2025	$1.52	0	$0	1.00%	12.6%	12/31/2025	$1.54	0	$0	0.75%	12.9%
12/31/2024	1.33	286	380	1.25%	8.4%	12/31/2024	1.35	0	0	1.00%	8.6%	12/31/2024	1.36	0	0	0.75%	8.9%
12/31/2023	1.23	306	375	1.25%	12.4%	12/31/2023	1.24	0	0	1.00%	12.7%	12/31/2023	1.25	0	0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-17.0%	12/31/2022	1.10	0	0	1.00%	-16.8%	12/31/2022	1.11	0	0	0.75%	-16.6%
12/31/2021	1.31	0	0	1.25%	10.2%	12/31/2021	1.32	0	0	1.00%	10.4%	12/31/2021	1.33	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	13.2%	12/31/2025	$1.59	0	$0	0.25%	13.4%	12/31/2025	$1.61	0	$0	0.00%	13.7%
12/31/2024	1.38	0	0	0.50%	9.2%	12/31/2024	1.40	0	0	0.25%	9.5%	12/31/2024	1.42	0	0	0.00%	9.7%
12/31/2023	1.27	0	0	0.50%	13.3%	12/31/2023	1.28	0	0	0.25%	13.5%	12/31/2023	1.29	0	0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-16.4%	12/31/2022	1.13	0	0	0.25%	-16.2%	12/31/2022	1.13	0	0	0.00%	-16.0%
12/31/2021	1.34	0	0	0.50%	11.0%	12/31/2021	1.34	0	0	0.25%	11.3%	12/31/2021	1.35	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	3.0%
2023	2.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Growth R6 Class - 06-4FF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,148	$68,908	5,254
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$75,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,137	45,386	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$75,137	45,386

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,604
Mortality & expense charges			(867)
Net investment income (loss)			737

Gain (loss) on investments:
Net realized gain (loss)			827
Realized gain distributions			7,516
Net change in unrealized appreciation (depreciation)			601
Net gain (loss)			8,944

Increase (decrease) in net assets from operations			$9,681

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$737	$569
Net realized gain (loss)		827	3,181
Realized gain distributions		7,516	392
Net change in unrealized appreciation (depreciation)		601	4,897

Increase (decrease) in net assets from operations		9,681	9,039

Contract owner transactions:
Proceeds from units sold		1,888	4,328
Cost of units redeemed		(6,382)	(32,707)
Account charges		(32)	(65)
Increase (decrease)		(4,526)	(28,444)
Net increase (decrease)		5,155	(19,405)
Net assets, beginning		69,982	89,387
Net assets, ending		$75,137	$69,982

Units sold		1,238	3,093
Units redeemed		(4,313)	(23,100)
Net increase (decrease)		(3,075)	(20,007)
Units outstanding, beginning		48,461	68,468
Units outstanding, ending		45,386	48,461

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$173,593
Cost of units redeemed/account charges			(123,050)
Net investment income (loss)			3,014
Net realized gain (loss)			4,011
Realized gain distributions			11,329
Net change in unrealized appreciation (depreciation)			6,240
Net assets			$75,137

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	45	$75	1.25%	14.6%	12/31/2025	$1.68	0	$0	1.00%	14.9%	12/31/2025	$1.71	0	$0	0.75%	15.2%
12/31/2024	1.44	48	70	1.25%	10.6%	12/31/2024	1.46	0	0	1.00%	10.9%	12/31/2024	1.48	0	0	0.75%	11.2%
12/31/2023	1.31	68	89	1.25%	14.8%	12/31/2023	1.32	0	0	1.00%	15.1%	12/31/2023	1.33	0	0	0.75%	15.4%
12/31/2022	1.14	0	0	1.25%	-18.3%	12/31/2022	1.15	0	0	1.00%	-18.1%	12/31/2022	1.16	0	0	0.75%	-17.9%
12/31/2021	1.39	0	0	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.2%	12/31/2021	1.41	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	0.50%	15.5%	12/31/2025	$1.76	0	$0	0.25%	15.8%	12/31/2025	$1.79	0	$0	0.00%	16.1%
12/31/2024	1.50	0	0	0.50%	11.5%	12/31/2024	1.52	0	0	0.25%	11.7%	12/31/2024	1.54	0	0	0.00%	12.0%
12/31/2023	1.35	0	0	0.50%	15.7%	12/31/2023	1.36	0	0	0.25%	16.0%	12/31/2023	1.38	0	0	0.00%	16.2%
12/31/2022	1.16	0	0	0.50%	-17.7%	12/31/2022	1.17	0	0	0.25%	-17.5%	12/31/2022	1.18	0	0	0.00%	-17.3%
12/31/2021	1.42	0	0	0.50%	13.8%	12/31/2021	1.42	0	0	0.25%	14.0%	12/31/2021	1.43	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.0%
2023	4.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Disc Val Mid Cap R6 Class - 06-4TN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$483,581	$485,074	17,631
Receivables: investments sold	567
Payables: investments purchased	-
Net assets	$484,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,148	344,941	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$484,148	344,941

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,089
Mortality & expense charges			(5,743)
Net investment income (loss)			(1,654)

Gain (loss) on investments:
Net realized gain (loss)			3,711
Realized gain distributions			37,234
Net change in unrealized appreciation (depreciation)			5,523
Net gain (loss)			46,468

Increase (decrease) in net assets from operations			$44,814

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,654)	$(326)
Net realized gain (loss)		3,711	1,838
Realized gain distributions		37,234	41,179
Net change in unrealized appreciation (depreciation)		5,523	(19,362)

Increase (decrease) in net assets from operations		44,814	23,329

Contract owner transactions:
Proceeds from units sold		86,319	228,520
Cost of units redeemed		(65,409)	(16,768)
Account charges		(380)	(173)
Increase (decrease)		20,530	211,579
Net increase (decrease)		65,344	234,908
Net assets, beginning		418,804	183,896
Net assets, ending		$484,148	$418,804

Units sold		67,195	184,491
Units redeemed		(50,496)	(13,431)
Net increase (decrease)		16,699	171,060
Units outstanding, beginning		328,242	157,182
Units outstanding, ending		344,941	328,242

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$509,192
Cost of units redeemed/account charges			(113,042)
Net investment income (loss)			(1,194)
Net realized gain (loss)			5,516
Realized gain distributions			85,169
Net change in unrealized appreciation (depreciation)			(1,493)
Net assets			$484,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	345	$484	1.25%	10.0%	12/31/2025	$1.42	0	$0	1.00%	10.3%	12/31/2025	$1.44	0	$0	0.75%	10.6%
12/31/2024	1.28	328	419	1.25%	9.1%	12/31/2024	1.29	0	0	1.00%	9.3%	12/31/2024	1.30	0	0	0.75%	9.6%
12/31/2023	1.17	157	184	1.25%	15.3%	12/31/2023	1.18	0	0	1.00%	15.6%	12/31/2023	1.19	0	0	0.75%	15.9%
12/31/2022	1.01	33	34	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.02	0	0	0.75%	-7.7%
12/31/2021	1.10	0	0	1.25%	10.4%	12/31/2021	1.11	0	0	1.00%	10.6%	12/31/2021	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	10.8%	12/31/2025	$1.47	0	$0	0.25%	11.1%	12/31/2025	$1.49	0	$0	0.00%	11.4%
12/31/2024	1.31	0	0	0.50%	9.9%	12/31/2024	1.33	0	0	0.25%	10.2%	12/31/2024	1.34	0	0	0.00%	10.4%
12/31/2023	1.19	0	0	0.50%	16.2%	12/31/2023	1.20	0	0	0.25%	16.5%	12/31/2023	1.21	0	0	0.00%	16.8%
12/31/2022	1.03	0	0	0.50%	-7.4%	12/31/2022	1.03	0	0	0.25%	-7.2%	12/31/2022	1.04	0	0	0.00%	-7.0%
12/31/2021	1.11	0	0	0.50%	11.1%	12/31/2021	1.11	0	0	0.25%	11.3%	12/31/2021	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.3%
2023	1.7%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Intl Growth R6 Class - 06-64P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,392	$355,149	12,624
Receivables: investments sold	-
Payables: investments purchased	(6,616)
Net assets	$444,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,776	396,106	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$444,776	396,106

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$739
Mortality & expense charges			(4,239)
Net investment income (loss)			(3,500)

Gain (loss) on investments:
Net realized gain (loss)			10,153
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			74,346
Net gain (loss)			84,499

Increase (decrease) in net assets from operations			$80,999

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,500)	$(670)
Net realized gain (loss)		10,153	2,209
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		74,346	18,481

Increase (decrease) in net assets from operations		80,999	20,020

Contract owner transactions:
Proceeds from units sold		137,811	93,128
Cost of units redeemed		(58,358)	(25,820)
Account charges		(183)	(126)
Increase (decrease)		79,270	67,182
Net increase (decrease)		160,269	87,202
Net assets, beginning		284,507	197,305
Net assets, ending		$444,776	$284,507

Units sold		130,671	112,096
Units redeemed		(59,688)	(33,729)
Net increase (decrease)		70,983	78,367
Units outstanding, beginning		325,123	246,756
Units outstanding, ending		396,106	325,123

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$422,943
Cost of units redeemed/account charges			(86,988)
Net investment income (loss)			287
Net realized gain (loss)			12,291
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,243
Net assets			$444,776

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	396	$445	1.25%	28.3%	12/31/2025	$1.13	0	$0	1.00%	28.6%	12/31/2025	$1.15	0	$0	0.75%	29.0%
12/31/2024	0.88	325	285	1.25%	9.4%	12/31/2024	0.88	0	0	1.00%	9.7%	12/31/2024	0.89	0	0	0.75%	10.0%
12/31/2023	0.80	247	197	1.25%	11.6%	12/31/2023	0.80	0	0	1.00%	11.9%	12/31/2023	0.81	0	0	0.75%	12.2%
12/31/2022	0.72	0	0	1.25%	-27.6%	12/31/2022	0.72	0	0	1.00%	-27.4%	12/31/2022	0.72	0	0	0.75%	-27.2%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	29.3%	12/31/2025	$1.17	0	$0	0.25%	29.6%	12/31/2025	$1.18	0	$0	0.00%	29.9%
12/31/2024	0.90	0	0	0.50%	10.3%	12/31/2024	0.90	0	0	0.25%	10.5%	12/31/2024	0.91	0	0	0.00%	10.8%
12/31/2023	0.81	0	0	0.50%	12.5%	12/31/2023	0.82	0	0	0.25%	12.7%	12/31/2023	0.82	0	0	0.00%	13.0%
12/31/2022	0.72	0	0	0.50%	-27.0%	12/31/2022	0.72	0	0	0.25%	-26.9%	12/31/2022	0.73	0	0	0.00%	-26.7%
12/31/2021	0.99	0	0	0.50%	-0.9%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	1.0%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2010 Lifetime Port R6 Class - 06-3GN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$240
Cost of units redeemed/account charges			(298)
Net investment income (loss)			10
Net realized gain (loss)			24
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	9.4%	12/31/2025	$1.38	0	$0	1.00%	9.6%	12/31/2025	$1.40	0	$0	0.75%	9.9%
12/31/2024	1.24	0	0	1.25%	5.0%	12/31/2024	1.26	0	0	1.00%	5.2%	12/31/2024	1.28	0	0	0.75%	5.5%
12/31/2023	1.18	0	0	1.25%	8.6%	12/31/2023	1.19	0	0	1.00%	8.8%	12/31/2023	1.21	0	0	0.75%	9.1%
12/31/2022	1.09	0	0	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.11	0	0	0.75%	-12.3%
12/31/2021	1.24	0	0	1.25%	5.8%	12/31/2021	1.26	0	0	1.00%	6.0%	12/31/2021	1.27	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	10.2%	12/31/2025	$1.46	0	$0	0.25%	10.5%	12/31/2025	$1.48	0	$0	0.00%	10.7%
12/31/2024	1.30	0	0	0.50%	5.8%	12/31/2024	1.32	0	0	0.25%	6.0%	12/31/2024	1.34	0	0	0.00%	6.3%
12/31/2023	1.23	0	0	0.50%	9.4%	12/31/2023	1.24	0	0	0.25%	9.6%	12/31/2023	1.26	0	0	0.00%	9.9%
12/31/2022	1.12	0	0	0.50%	-12.1%	12/31/2022	1.13	0	0	0.25%	-11.9%	12/31/2022	1.15	0	0	0.00%	-11.7%
12/31/2021	1.28	0	0	0.50%	6.6%	12/31/2021	1.29	0	0	0.25%	6.8%	12/31/2021	1.30	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2015 Life Port R6 Class - 06-3H3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,701
Cost of units redeemed/account charges			(11,175)
Net investment income (loss)			142
Net realized gain (loss)			833
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	1.25%	10.2%	12/31/2025	$1.41	0	$0	1.00%	10.5%	12/31/2025	$1.44	0	$0	0.75%	10.7%
12/31/2024	1.26	0	0	1.25%	5.5%	12/31/2024	1.28	0	0	1.00%	5.7%	12/31/2024	1.30	0	0	0.75%	6.0%
12/31/2023	1.19	0	0	1.25%	9.3%	12/31/2023	1.21	0	0	1.00%	9.6%	12/31/2023	1.22	0	0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-13.9%	12/31/2022	1.10	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.27	0	0	1.25%	7.0%	12/31/2021	1.28	0	0	1.00%	7.3%	12/31/2021	1.29	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	11.0%	12/31/2025	$1.49	0	$0	0.25%	11.3%	12/31/2025	$1.52	0	$0	0.00%	11.6%
12/31/2024	1.32	0	0	0.50%	6.3%	12/31/2024	1.34	0	0	0.25%	6.5%	12/31/2024	1.36	0	0	0.00%	6.8%
12/31/2023	1.24	0	0	0.50%	10.1%	12/31/2023	1.26	0	0	0.25%	10.4%	12/31/2023	1.27	0	0	0.00%	10.7%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.14	0	0	0.25%	-13.0%	12/31/2022	1.15	0	0	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	7.8%	12/31/2021	1.31	0	0	0.25%	8.1%	12/31/2021	1.32	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	8.1%	12/31/2025	$1.22	0	$0	1.00%	8.4%	12/31/2025	$1.24	0	$0	0.75%	8.7%
12/31/2024	1.11	0	0	1.25%	4.8%	12/31/2024	1.13	0	0	1.00%	5.0%	12/31/2024	1.14	0	0	0.75%	5.3%
12/31/2023	1.06	0	0	1.25%	7.9%	12/31/2023	1.07	0	0	1.00%	8.1%	12/31/2023	1.09	0	0	0.75%	8.4%
12/31/2022	0.99	0	0	1.25%	-12.8%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.00	0	0	0.75%	-12.3%
12/31/2021	1.13	0	0	1.25%	2.4%	12/31/2021	1.14	0	0	1.00%	2.6%	12/31/2021	1.14	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	8.9%	12/31/2025	$1.28	0	$0	0.25%	9.2%	12/31/2025	$1.30	0	$0	0.00%	9.5%
12/31/2024	1.16	0	0	0.50%	5.6%	12/31/2024	1.17	0	0	0.25%	5.8%	12/31/2024	1.19	0	0	0.00%	6.1%
12/31/2023	1.10	0	0	0.50%	8.7%	12/31/2023	1.11	0	0	0.25%	8.9%	12/31/2023	1.12	0	0	0.00%	9.2%
12/31/2022	1.01	0	0	0.50%	-12.1%	12/31/2022	1.02	0	0	0.25%	-11.9%	12/31/2022	1.03	0	0	0.00%	-11.7%
12/31/2021	1.15	0	0	0.50%	3.2%	12/31/2021	1.15	0	0	0.25%	3.4%	12/31/2021	1.16	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Jhancock 2065 Lifetime Blnd R6 R Class - 06-7GR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.0%	12/31/2025	$1.01	0	$0	1.00%	1.0%	12/31/2025	$1.01	0	$0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.0%	12/31/2025	$1.01	0	$0	0.25%	1.0%	12/31/2025	$1.01	0	$0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Jhancock 2070 Lifetime Blnd R6 R Class - 06-7GP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.0%	12/31/2025	$1.01	0	$0	1.00%	1.0%	12/31/2025	$1.01	0	$0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.0%	12/31/2025	$1.01	0	$0	0.25%	1.1%	12/31/2025	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Glbl Env Opps R6 Retirement Class - 06-79C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,426	$10,997	1,074
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$10,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,430	9,727	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$10,430	9,727

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22
Mortality & expense charges			(75)
Net investment income (loss)			(53)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			684
Net change in unrealized appreciation (depreciation)			(571)
Net gain (loss)			115

Increase (decrease) in net assets from operations			$62

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53)	$-
Net realized gain (loss)		2	-
Realized gain distributions		684	-
Net change in unrealized appreciation (depreciation)		(571)	-

Increase (decrease) in net assets from operations		62	-

Contract owner transactions:
Proceeds from units sold		10,368	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		10,368	-
Net increase (decrease)		10,430	-
Net assets, beginning		-	-
Net assets, ending		$10,430	$-

Units sold		9,727	-
Units redeemed		-	-
Net increase (decrease)		9,727	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,727	-

* Date of Fund Inception into Variable Account: 3 /20 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,368
Cost of units redeemed/account charges			-
Net investment income (loss)			(53)
Net realized gain (loss)			2
Realized gain distributions			684
Net change in unrealized appreciation (depreciation)			(571)
Net assets			$10,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	10	$10	1.25%	7.2%	12/31/2025	$1.07	0	$0	1.00%	7.4%	12/31/2025	$1.08	0	$0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	7.9%	12/31/2025	$1.08	0	$0	0.25%	8.1%	12/31/2025	$1.08	0	$0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R4 Class - 06-FYC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,971	$2,930	305
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,971

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,971	2,976	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$2,971	2,976

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$78
Mortality & expense charges			(41)
Net investment income (loss)			37

Gain (loss) on investments:
Net realized gain (loss)			(82)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			205
Net gain (loss)			123

Increase (decrease) in net assets from operations			$160

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37	$90
Net realized gain (loss)		(82)	(74)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		205	(97)

Increase (decrease) in net assets from operations		160	(81)

Contract owner transactions:
Proceeds from units sold		8,796	5,507
Cost of units redeemed		(14,062)	(2,643)
Account charges		(1)	(3)
Increase (decrease)		(5,267)	2,861
Net increase (decrease)		(5,107)	2,780
Net assets, beginning		8,078	5,298
Net assets, ending		$2,971	$8,078

Units sold		9,038	5,724
Units redeemed		(14,602)	(2,786)
Net increase (decrease)		(5,564)	2,938
Units outstanding, beginning		8,540	5,602
Units outstanding, ending		2,976	8,540

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$283,341
Cost of units redeemed/account charges			(289,252)
Net investment income (loss)			1,819
Net realized gain (loss)			6,948
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			41
Net assets			$2,971

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	3	$3	1.25%	5.5%	12/31/2025	$1.02	0	$0	1.00%	5.8%	12/31/2025	$1.04	0	$0	0.75%	6.1%
12/31/2024	0.95	9	8	1.25%	0.0%	12/31/2024	0.96	0	0	1.00%	0.3%	12/31/2024	0.98	0	0	0.75%	0.5%
12/31/2023	0.95	6	5	1.25%	2.9%	12/31/2023	0.96	0	0	1.00%	3.1%	12/31/2023	0.98	0	0	0.75%	3.4%
12/31/2022	0.92	1	1	1.25%	-13.0%	12/31/2022	0.93	0	0	1.00%	-12.7%	12/31/2022	0.95	0	0	0.75%	-12.5%
12/31/2021	1.06	1	1	1.25%	-3.5%	12/31/2021	1.07	0	0	1.00%	-3.2%	12/31/2021	1.08	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	6.3%	12/31/2025	$1.09	0	$0	0.25%	6.6%	12/31/2025	$1.11	0	$0	0.00%	6.9%
12/31/2024	1.00	0	0	0.50%	0.8%	12/31/2024	1.02	0	0	0.25%	1.0%	12/31/2024	1.04	0	0	0.00%	1.3%
12/31/2023	0.99	0	0	0.50%	3.7%	12/31/2023	1.01	0	0	0.25%	3.9%	12/31/2023	1.03	0	0	0.00%	4.2%
12/31/2022	0.96	0	0	0.50%	-12.3%	12/31/2022	0.97	0	0	0.25%	-12.1%	12/31/2022	0.99	0	0	0.00%	-11.9%
12/31/2021	1.09	0	0	0.50%	-2.7%	12/31/2021	1.11	0	0	0.25%	-2.5%	12/31/2021	1.12	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	2.5%
2023	1.0%
2022	1.9%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R6 Class - 06-FYF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$460,583	$449,723	49,790
Receivables: investments sold	24,380
Payables: investments purchased	-
Net assets	$484,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,963	475,596	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$484,963	475,596

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,108
Mortality & expense charges			(5,219)
Net investment income (loss)			8,889

Gain (loss) on investments:
Net realized gain (loss)			628
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,661
Net gain (loss)			14,289

Increase (decrease) in net assets from operations			$23,178

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,889	$5,037
Net realized gain (loss)		628	(2,003)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,661	(1,957)

Increase (decrease) in net assets from operations		23,178	1,077

Contract owner transactions:
Proceeds from units sold		197,228	411,201
Cost of units redeemed		(106,269)	(277,695)
Account charges		(338)	(527)
Increase (decrease)		90,621	132,979
Net increase (decrease)		113,799	134,056
Net assets, beginning		371,164	237,108
Net assets, ending		$484,963	$371,164

Units sold		199,064	432,460
Units redeemed		(108,598)	(293,995)
Net increase (decrease)		90,466	138,465
Units outstanding, beginning		385,130	246,665
Units outstanding, ending		475,596	385,130

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,547,211
Cost of units redeemed/account charges			(1,078,500)
Net investment income (loss)			21,536
Net realized gain (loss)			(16,156)
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			10,860
Net assets			$484,963

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	476	$485	1.25%	5.8%	12/31/2025	$1.04	0	$0	1.00%	6.1%	12/31/2025	$1.06	0	$0	0.75%	6.3%
12/31/2024	0.96	385	371	1.25%	0.3%	12/31/2024	0.98	0	0	1.00%	0.5%	12/31/2024	1.00	0	0	0.75%	0.8%
12/31/2023	0.96	247	237	1.25%	3.1%	12/31/2023	0.98	0	0	1.00%	3.4%	12/31/2023	0.99	0	0	0.75%	3.7%
12/31/2022	0.93	278	259	1.25%	-12.8%	12/31/2022	0.94	0	0	1.00%	-12.6%	12/31/2022	0.96	0	0	0.75%	-12.4%
12/31/2021	1.07	86	92	1.25%	-3.2%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.09	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	0.50%	6.6%	12/31/2025	$1.11	0	$0	0.25%	6.9%	12/31/2025	$1.13	0	$0	0.00%	7.1%
12/31/2024	1.02	0	0	0.50%	1.0%	12/31/2024	1.04	0	0	0.25%	1.3%	12/31/2024	1.06	0	0	0.00%	1.5%
12/31/2023	1.01	0	0	0.50%	3.9%	12/31/2023	1.03	0	0	0.25%	4.2%	12/31/2023	1.04	0	0	0.00%	4.4%
12/31/2022	0.97	0	0	0.50%	-12.2%	12/31/2022	0.98	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.7%
12/31/2021	1.11	0	0	0.50%	-2.5%	12/31/2021	1.12	0	0	0.25%	-2.2%	12/31/2021	1.13	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.8%
2023	3.1%
2022	2.4%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,025,620	$1,089,352	21,147
Receivables: investments sold	15,481
Payables: investments purchased	-
Net assets	$1,041,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,041,101	431,093	$2.42
Band 100	-	-	2.47
Band 75	-	-	2.52
Band 50	-	-	2.57
Band 25	-	-	2.63
Band 0	-	-	2.69
Total	$1,041,101	431,093

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(46,907)
Net investment income (loss)			(46,907)

Gain (loss) on investments:
Net realized gain (loss)			742,612
Realized gain distributions			89,021
Net change in unrealized appreciation (depreciation)			(408,690)
Net gain (loss)			422,943

Increase (decrease) in net assets from operations			$376,036

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,907)	$(46,346)
Net realized gain (loss)		742,612	47,699
Realized gain distributions		89,021	270,967
Net change in unrealized appreciation (depreciation)		(408,690)	175,982

Increase (decrease) in net assets from operations		376,036	448,302

Contract owner transactions:
Proceeds from units sold		1,023,418	552,033
Cost of units redeemed		(4,201,754)	(716,633)
Account charges		(1,382)	(1,800)
Increase (decrease)		(3,179,718)	(166,400)
Net increase (decrease)		(2,803,682)	281,902
Net assets, beginning		3,844,783	3,562,881
Net assets, ending		$1,041,101	$3,844,783

Units sold		431,917	261,769
Units redeemed		(1,707,055)	(339,480)
Net increase (decrease)		(1,275,138)	(77,711)
Units outstanding, beginning		1,706,231	1,783,942
Units outstanding, ending		431,093	1,706,231

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,220,544
Cost of units redeemed/account charges			(12,291,074)
Net investment income (loss)			(244,416)
Net realized gain (loss)			2,108,198
Realized gain distributions			1,311,581
Net change in unrealized appreciation (depreciation)			(63,732)
Net assets			$1,041,101

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	431	$1,041	1.25%	7.2%	12/31/2025	$2.47	0	$0	1.00%	7.4%	12/31/2025	$2.52	0	$0	0.75%	7.7%
12/31/2024	2.25	1,706	3,845	1.25%	12.8%	12/31/2024	2.30	0	0	1.00%	13.1%	12/31/2024	2.34	0	0	0.75%	13.4%
12/31/2023	2.00	1,784	3,563	1.25%	21.5%	12/31/2023	2.03	0	0	1.00%	21.8%	12/31/2023	2.06	0	0	0.75%	22.1%
12/31/2022	1.64	708	1,164	1.25%	-28.0%	12/31/2022	1.67	0	0	1.00%	-27.9%	12/31/2022	1.69	0	0	0.75%	-27.7%
12/31/2021	2.28	725	1,655	1.25%	9.3%	12/31/2021	2.31	0	0	1.00%	9.6%	12/31/2021	2.34	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	8.0%	12/31/2025	$2.63	0	$0	0.25%	8.2%	12/31/2025	$2.69	0	$0	0.00%	8.5%
12/31/2024	2.38	0	0	0.50%	13.7%	12/31/2024	2.43	0	0	0.25%	14.0%	12/31/2024	2.48	0	0	0.00%	14.3%
12/31/2023	2.10	0	0	0.50%	22.4%	12/31/2023	2.13	0	0	0.25%	22.8%	12/31/2023	2.17	0	0	0.00%	23.1%
12/31/2022	1.71	0	0	0.50%	-27.5%	12/31/2022	1.74	0	0	0.25%	-27.3%	12/31/2022	1.76	0	0	0.00%	-27.1%
12/31/2021	2.36	0	0	0.50%	10.2%	12/31/2021	2.39	0	0	0.25%	10.4%	12/31/2021	2.42	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,654,940	$12,592,413	247,409
Receivables: investments sold	146,047
Payables: investments purchased	-
Net assets	$12,800,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,800,987	5,187,492	$2.47
Band 100	-	-	2.52
Band 75	-	-	2.58
Band 50	-	-	2.63
Band 25	-	-	2.69
Band 0	-	-	2.75
Total	$12,800,987	5,187,492

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(132,098)
Net investment income (loss)			(132,098)

Gain (loss) on investments:
Net realized gain (loss)			641,985
Realized gain distributions			1,049,723
Net change in unrealized appreciation (depreciation)			(862,215)
Net gain (loss)			829,493

Increase (decrease) in net assets from operations			$697,395

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132,098)	$(131,751)
Net realized gain (loss)		641,985	268,892
Realized gain distributions		1,049,723	704,397
Net change in unrealized appreciation (depreciation)		(862,215)	395,905

Increase (decrease) in net assets from operations		697,395	1,237,443

Contract owner transactions:
Proceeds from units sold		6,308,079	2,626,549
Cost of units redeemed		(4,980,978)	(3,172,564)
Account charges		(16,083)	(14,594)
Increase (decrease)		1,311,018	(560,609)
Net increase (decrease)		2,008,413	676,834
Net assets, beginning		10,792,574	10,115,740
Net assets, ending		$12,800,987	$10,792,574

Units sold		2,575,267	1,239,864
Units redeemed		(2,086,208)	(1,523,204)
Net increase (decrease)		489,059	(283,340)
Units outstanding, beginning		4,698,433	4,981,773
Units outstanding, ending		5,187,492	4,698,433

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,986,180
Cost of units redeemed/account charges			(19,342,891)
Net investment income (loss)			(657,807)
Net realized gain (loss)			1,107,294
Realized gain distributions			3,645,684
Net change in unrealized appreciation (depreciation)			62,527
Net assets			$12,800,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	5,187	$12,801	1.25%	7.4%	12/31/2025	$2.52	0	$0	1.00%	7.7%	12/31/2025	$2.58	0	$0	0.75%	8.0%
12/31/2024	2.30	4,698	10,793	1.25%	13.1%	12/31/2024	2.34	0	0	1.00%	13.4%	12/31/2024	2.39	0	0	0.75%	13.7%
12/31/2023	2.03	4,982	10,116	1.25%	21.8%	12/31/2023	2.06	0	0	1.00%	22.1%	12/31/2023	2.10	0	0	0.75%	22.4%
12/31/2022	1.67	2,678	4,464	1.25%	-27.9%	12/31/2022	1.69	0	0	1.00%	-27.7%	12/31/2022	1.71	0	0	0.75%	-27.5%
12/31/2021	2.31	4,110	9,497	1.25%	9.6%	12/31/2021	2.34	0	0	1.00%	9.9%	12/31/2021	2.36	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	8.2%	12/31/2025	$2.69	0	$0	0.25%	8.5%	12/31/2025	$2.75	0	$0	0.00%	8.8%
12/31/2024	2.43	0	0	0.50%	14.0%	12/31/2024	2.48	0	0	0.25%	14.3%	12/31/2024	2.52	0	0	0.00%	14.6%
12/31/2023	2.13	0	0	0.50%	22.7%	12/31/2023	2.17	0	0	0.25%	23.0%	12/31/2023	2.20	0	0	0.00%	23.4%
12/31/2022	1.74	0	0	0.50%	-27.3%	12/31/2022	1.76	0	0	0.25%	-27.1%	12/31/2022	1.79	0	0	0.00%	-27.0%
12/31/2021	2.39	0	0	0.50%	10.4%	12/31/2021	2.42	0	0	0.25%	10.7%	12/31/2021	2.44	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,394	$6,143	175
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$5,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,395	3,159	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$5,395	3,159

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$57
Mortality & expense charges			(447)
Net investment income (loss)			(390)

Gain (loss) on investments:
Net realized gain (loss)			(1,262)
Realized gain distributions			923
Net change in unrealized appreciation (depreciation)			1,922
Net gain (loss)			1,583

Increase (decrease) in net assets from operations			$1,193

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(390)	$(144)
Net realized gain (loss)		(1,262)	3
Realized gain distributions		923	6,782
Net change in unrealized appreciation (depreciation)		1,922	442

Increase (decrease) in net assets from operations		1,193	7,083

Contract owner transactions:
Proceeds from units sold		3,176	11,743
Cost of units redeemed		(63,330)	(6)
Account charges		(2,082)	-
Increase (decrease)		(62,236)	11,737
Net increase (decrease)		(61,043)	18,820
Net assets, beginning		66,438	47,618
Net assets, ending		$5,395	$66,438

Units sold		1,952	7,754
Units redeemed		(39,063)	-
Net increase (decrease)		(37,111)	7,754
Units outstanding, beginning		40,270	32,516
Units outstanding, ending		3,159	40,270

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$92,496
Cost of units redeemed/account charges			(105,956)
Net investment income (loss)			(688)
Net realized gain (loss)			(3,655)
Realized gain distributions			23,947
Net change in unrealized appreciation (depreciation)			(749)
Net assets			$5,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	3	$5	1.25%	3.5%	12/31/2025	$1.74	0	$0	1.00%	3.8%	12/31/2025	$1.78	0	$0	0.75%	4.1%
12/31/2024	1.65	40	66	1.25%	12.7%	12/31/2024	1.68	0	0	1.00%	12.9%	12/31/2024	1.71	0	0	0.75%	13.2%
12/31/2023	1.46	33	48	1.25%	9.7%	12/31/2023	1.49	0	0	1.00%	10.0%	12/31/2023	1.51	0	0	0.75%	10.3%
12/31/2022	1.33	26	35	1.25%	-9.4%	12/31/2022	1.35	0	0	1.00%	-9.2%	12/31/2022	1.37	0	0	0.75%	-8.9%
12/31/2021	1.47	31	46	1.25%	28.2%	12/31/2021	1.49	0	0	1.00%	28.5%	12/31/2021	1.51	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	4.3%	12/31/2025	$1.86	0	$0	0.25%	4.6%	12/31/2025	$1.90	0	$0	0.00%	4.8%
12/31/2024	1.75	0	0	0.50%	13.5%	12/31/2024	1.78	0	0	0.25%	13.8%	12/31/2024	1.81	0	0	0.00%	14.1%
12/31/2023	1.54	0	0	0.50%	10.6%	12/31/2023	1.56	0	0	0.25%	10.8%	12/31/2023	1.59	0	0	0.00%	11.1%
12/31/2022	1.39	0	0	0.50%	-8.7%	12/31/2022	1.41	0	0	0.25%	-8.5%	12/31/2022	1.43	0	0	0.00%	-8.3%
12/31/2021	1.52	0	0	0.50%	29.2%	12/31/2021	1.54	0	0	0.25%	29.5%	12/31/2021	1.56	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	1.1%
2023	1.5%
2022	1.0%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R6 Class - 06-FYK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$922,758	$1,033,982	28,874
Receivables: investments sold	-
Payables: investments purchased	(2,247)
Net assets	$920,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$920,511	527,529	$1.74
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$920,511	527,529

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,913
Mortality & expense charges			(26,089)
Net investment income (loss)			(176)

Gain (loss) on investments:
Net realized gain (loss)			(226,350)
Realized gain distributions			343,842
Net change in unrealized appreciation (depreciation)			(32,215)
Net gain (loss)			85,277

Increase (decrease) in net assets from operations			$85,101

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(176)	$131
Net realized gain (loss)		(226,350)	(1,178)
Realized gain distributions		343,842	221,396
Net change in unrealized appreciation (depreciation)		(32,215)	24,942

Increase (decrease) in net assets from operations		85,101	245,291

Contract owner transactions:
Proceeds from units sold		387,300	462,283
Cost of units redeemed		(1,809,006)	(161,030)
Account charges		(1,908)	(2,231)
Increase (decrease)		(1,423,614)	299,022
Net increase (decrease)		(1,338,513)	544,313
Net assets, beginning		2,259,024	1,714,711
Net assets, ending		$920,511	$2,259,024

Units sold		230,178	303,086
Units redeemed		(1,046,220)	(111,709)
Net increase (decrease)		(816,042)	191,377
Units outstanding, beginning		1,343,571	1,152,194
Units outstanding, ending		527,529	1,343,571

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,507,571
Cost of units redeemed/account charges			(3,410,707)
Net investment income (loss)			17,498
Net realized gain (loss)			(250,053)
Realized gain distributions			1,167,426
Net change in unrealized appreciation (depreciation)			(111,224)
Net assets			$920,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	528	$921	1.25%	3.8%	12/31/2025	$1.78	0	$0	1.00%	4.0%	12/31/2025	$1.82	0	$0	0.75%	4.3%
12/31/2024	1.68	1,344	2,259	1.25%	13.0%	12/31/2024	1.71	0	0	1.00%	13.3%	12/31/2024	1.75	0	0	0.75%	13.5%
12/31/2023	1.49	1,152	1,715	1.25%	10.0%	12/31/2023	1.51	0	0	1.00%	10.3%	12/31/2023	1.54	0	0	0.75%	10.5%
12/31/2022	1.35	1,288	1,743	1.25%	-9.2%	12/31/2022	1.37	0	0	1.00%	-8.9%	12/31/2022	1.39	0	0	0.75%	-8.7%
12/31/2021	1.49	1,134	1,689	1.25%	28.5%	12/31/2021	1.51	0	0	1.00%	28.8%	12/31/2021	1.52	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	4.6%	12/31/2025	$1.90	0	$0	0.25%	4.8%	12/31/2025	$1.94	0	$0	0.00%	5.1%
12/31/2024	1.78	0	0	0.50%	13.8%	12/31/2024	1.81	0	0	0.25%	14.1%	12/31/2024	1.85	0	0	0.00%	14.4%
12/31/2023	1.56	0	0	0.50%	10.8%	12/31/2023	1.59	0	0	0.25%	11.1%	12/31/2023	1.61	0	0	0.00%	11.4%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.43	0	0	0.25%	-8.3%	12/31/2022	1.45	0	0	0.00%	-8.0%
12/31/2021	1.54	0	0	0.50%	29.5%	12/31/2021	1.56	0	0	0.25%	29.8%	12/31/2021	1.58	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.3%
2023	1.4%
2022	1.4%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	1.25%	11.8%	12/31/2025	$1.47	0	$0	1.00%	12.1%	12/31/2025	$1.50	0	$0	0.75%	12.4%
12/31/2024	1.29	0	0	1.25%	7.4%	12/31/2024	1.31	0	0	1.00%	7.6%	12/31/2024	1.33	0	0	0.75%	7.9%
12/31/2023	1.20	0	0	1.25%	11.7%	12/31/2023	1.22	0	0	1.00%	12.0%	12/31/2023	1.24	0	0	0.75%	12.3%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.09	0	0	1.00%	-16.3%	12/31/2022	1.10	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	7.4%	12/31/2021	1.30	0	0	1.00%	7.7%	12/31/2021	1.31	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	12.7%	12/31/2025	$1.56	0	$0	0.25%	12.9%	12/31/2025	$1.59	0	$0	0.00%	13.2%
12/31/2024	1.36	0	0	0.50%	8.2%	12/31/2024	1.38	0	0	0.25%	8.5%	12/31/2024	1.41	0	0	0.00%	8.7%
12/31/2023	1.25	0	0	0.50%	12.6%	12/31/2023	1.27	0	0	0.25%	12.9%	12/31/2023	1.29	0	0	0.00%	13.1%
12/31/2022	1.11	0	0	0.50%	-15.9%	12/31/2022	1.13	0	0	0.25%	-15.7%	12/31/2022	1.14	0	0	0.00%	-15.5%
12/31/2021	1.32	0	0	0.50%	8.2%	12/31/2021	1.34	0	0	0.25%	8.5%	12/31/2021	1.35	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,106,185	$1,882,486	83,837
Receivables: investments sold	2,335
Payables: investments purchased	-
Net assets	$2,108,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,108,520	1,414,908	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$2,108,520	1,414,908

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$76,167
Mortality & expense charges			(39,625)
Net investment income (loss)			36,542

Gain (loss) on investments:
Net realized gain (loss)			342,307
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,458
Net gain (loss)			345,765

Increase (decrease) in net assets from operations			$382,307

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,542	$85,339
Net realized gain (loss)		342,307	34,409
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,458	123,987

Increase (decrease) in net assets from operations		382,307	243,735

Contract owner transactions:
Proceeds from units sold		545,731	841,625
Cost of units redeemed		(2,545,140)	(727,562)
Account charges		(1,416)	(1,761)
Increase (decrease)		(2,000,825)	112,302
Net increase (decrease)		(1,618,518)	356,037
Net assets, beginning		3,727,038	3,371,001
Net assets, ending		$2,108,520	$3,727,038

Units sold		399,071	653,787
Units redeemed		(1,788,788)	(579,562)
Net increase (decrease)		(1,389,717)	74,225
Units outstanding, beginning		2,804,625	2,730,400
Units outstanding, ending		1,414,908	2,804,625

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,070,012
Cost of units redeemed/account charges			(7,072,401)
Net investment income (loss)			301,771
Net realized gain (loss)			405,559
Realized gain distributions			179,880
Net change in unrealized appreciation (depreciation)			223,699
Net assets			$2,108,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	1,415	$2,109	1.25%	12.1%	12/31/2025	$1.54	0	$0	1.00%	12.4%	12/31/2025	$1.55	0	$0	0.75%	12.7%
12/31/2024	1.33	2,805	3,727	1.25%	7.6%	12/31/2024	1.37	0	0	1.00%	7.9%	12/31/2024	1.38	0	0	0.75%	8.2%
12/31/2023	1.23	2,730	3,371	1.25%	12.0%	12/31/2023	1.27	0	0	1.00%	12.3%	12/31/2023	1.27	0	0	0.75%	12.5%
12/31/2022	1.10	2,219	2,446	1.25%	-16.3%	12/31/2022	1.13	0	0	1.00%	-16.1%	12/31/2022	1.13	0	0	0.75%	-15.9%
12/31/2021	1.32	2,175	2,866	1.25%	7.7%	12/31/2021	1.35	0	0	1.00%	8.0%	12/31/2021	1.35	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	13.0%	12/31/2025	$1.62	0	$0	0.25%	13.3%	12/31/2025	$1.65	0	$0	0.00%	13.5%
12/31/2024	1.40	0	0	0.50%	8.4%	12/31/2024	1.43	0	0	0.25%	8.7%	12/31/2024	1.45	0	0	0.00%	9.0%
12/31/2023	1.29	0	0	0.50%	12.8%	12/31/2023	1.31	0	0	0.25%	13.1%	12/31/2023	1.33	0	0	0.00%	13.4%
12/31/2022	1.15	0	0	0.50%	-15.7%	12/31/2022	1.16	0	0	0.25%	-15.5%	12/31/2022	1.18	0	0	0.00%	-15.2%
12/31/2021	1.36	0	0	0.50%	8.5%	12/31/2021	1.37	0	0	0.25%	8.8%	12/31/2021	1.39	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	3.6%
2023	3.4%
2022	2.5%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	1.25%	13.9%	12/31/2025	$1.58	0	$0	1.00%	14.2%	12/31/2025	$1.62	0	$0	0.75%	14.5%
12/31/2024	1.36	0	0	1.25%	8.8%	12/31/2024	1.39	0	0	1.00%	9.1%	12/31/2024	1.41	0	0	0.75%	9.3%
12/31/2023	1.25	0	0	1.25%	13.6%	12/31/2023	1.27	0	0	1.00%	13.9%	12/31/2023	1.29	0	0	0.75%	14.2%
12/31/2022	1.10	0	0	1.25%	-17.4%	12/31/2022	1.12	0	0	1.00%	-17.2%	12/31/2022	1.13	0	0	0.75%	-17.0%
12/31/2021	1.33	0	0	1.25%	9.7%	12/31/2021	1.35	0	0	1.00%	10.0%	12/31/2021	1.36	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	0	$0	0.50%	14.8%	12/31/2025	$1.68	0	$0	0.25%	15.1%	12/31/2025	$1.72	0	$0	0.00%	15.4%
12/31/2024	1.44	0	0	0.50%	9.6%	12/31/2024	1.46	0	0	0.25%	9.9%	12/31/2024	1.49	0	0	0.00%	10.2%
12/31/2023	1.31	0	0	0.50%	14.5%	12/31/2023	1.33	0	0	0.25%	14.8%	12/31/2023	1.35	0	0	0.00%	15.1%
12/31/2022	1.15	0	0	0.50%	-16.8%	12/31/2022	1.16	0	0	0.25%	-16.6%	12/31/2022	1.17	0	0	0.00%	-16.3%
12/31/2021	1.38	0	0	0.50%	10.5%	12/31/2021	1.39	0	0	0.25%	10.8%	12/31/2021	1.40	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,827,751	$1,626,609	78,277
Receivables: investments sold	443,849
Payables: investments purchased	-
Net assets	$2,271,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,271,600	1,409,890	$1.61
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$2,271,600	1,409,890

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,635
Mortality & expense charges			(58,455)
Net investment income (loss)			180

Gain (loss) on investments:
Net realized gain (loss)			1,014,871
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(337,187)
Net gain (loss)			677,684

Increase (decrease) in net assets from operations			$677,864

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$180	$118,469
Net realized gain (loss)		1,014,871	92,303
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(337,187)	274,349

Increase (decrease) in net assets from operations		677,864	485,121

Contract owner transactions:
Proceeds from units sold		1,177,242	1,456,359
Cost of units redeemed		(5,915,313)	(1,001,888)
Account charges		(2,092)	(3,850)
Increase (decrease)		(4,740,163)	450,621
Net increase (decrease)		(4,062,299)	935,742
Net assets, beginning		6,333,899	5,398,157
Net assets, ending		$2,271,600	$6,333,899

Units sold		777,961	1,076,401
Units redeemed		(3,857,142)	(760,951)
Net increase (decrease)		(3,079,181)	315,450
Units outstanding, beginning		4,489,071	4,173,621
Units outstanding, ending		1,409,890	4,489,071

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,065,841
Cost of units redeemed/account charges			(10,743,988)
Net investment income (loss)			364,796
Net realized gain (loss)			1,136,097
Realized gain distributions			247,712
Net change in unrealized appreciation (depreciation)			201,142
Net assets			$2,271,600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	1,410	$2,272	1.25%	14.2%	12/31/2025	$1.67	0	$0	1.00%	14.5%	12/31/2025	$1.68	0	$0	0.75%	14.8%
12/31/2024	1.41	4,489	6,334	1.25%	9.1%	12/31/2024	1.46	0	0	1.00%	9.4%	12/31/2024	1.46	0	0	0.75%	9.6%
12/31/2023	1.29	4,174	5,398	1.25%	13.9%	12/31/2023	1.33	0	0	1.00%	14.1%	12/31/2023	1.33	0	0	0.75%	14.4%
12/31/2022	1.14	3,931	4,465	1.25%	-17.1%	12/31/2022	1.17	0	0	1.00%	-16.9%	12/31/2022	1.17	0	0	0.75%	-16.7%
12/31/2021	1.37	3,622	4,966	1.25%	9.9%	12/31/2021	1.40	0	0	1.00%	10.2%	12/31/2021	1.40	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	0.50%	15.0%	12/31/2025	$1.75	0	$0	0.25%	15.3%	12/31/2025	$1.78	0	$0	0.00%	15.6%
12/31/2024	1.49	0	0	0.50%	9.9%	12/31/2024	1.52	0	0	0.25%	10.2%	12/31/2024	1.54	0	0	0.00%	10.5%
12/31/2023	1.35	0	0	0.50%	14.7%	12/31/2023	1.38	0	0	0.25%	15.0%	12/31/2023	1.40	0	0	0.00%	15.3%
12/31/2022	1.18	0	0	0.50%	-16.5%	12/31/2022	1.20	0	0	0.25%	-16.3%	12/31/2022	1.21	0	0	0.00%	-16.1%
12/31/2021	1.41	0	0	0.50%	10.8%	12/31/2021	1.43	0	0	0.25%	11.1%	12/31/2021	1.44	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	3.2%
2023	3.0%
2022	2.3%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	1.25%	15.6%	12/31/2025	$1.71	0	$0	1.00%	15.9%	12/31/2025	$1.74	0	$0	0.75%	16.2%
12/31/2024	1.45	0	0	1.25%	10.4%	12/31/2024	1.47	0	0	1.00%	10.6%	12/31/2024	1.50	0	0	0.75%	10.9%
12/31/2023	1.31	0	0	1.25%	15.3%	12/31/2023	1.33	0	0	1.00%	15.6%	12/31/2023	1.35	0	0	0.75%	15.9%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.15	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.4%	12/31/2021	1.40	0	0	1.00%	12.7%	12/31/2021	1.41	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	16.5%	12/31/2025	$1.81	0	$0	0.25%	16.8%	12/31/2025	$1.85	0	$0	0.00%	17.1%
12/31/2024	1.53	0	0	0.50%	11.2%	12/31/2024	1.55	0	0	0.25%	11.5%	12/31/2024	1.58	0	0	0.00%	11.8%
12/31/2023	1.37	0	0	0.50%	16.2%	12/31/2023	1.39	0	0	0.25%	16.5%	12/31/2023	1.41	0	0	0.00%	16.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.20	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.2%	12/31/2021	1.44	0	0	0.25%	13.5%	12/31/2021	1.46	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,956,852	$1,694,565	59,242
Receivables: investments sold	2,905
Payables: investments purchased	-
Net assets	$1,959,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,959,757	1,127,651	$1.74
Band 100	-	-	1.80
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$1,959,757	1,127,651

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$57,924
Mortality & expense charges			(56,724)
Net investment income (loss)			1,200

Gain (loss) on investments:
Net realized gain (loss)			1,153,387
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(419,121)
Net gain (loss)			734,266

Increase (decrease) in net assets from operations			$735,466

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,200	$93,451
Net realized gain (loss)		1,153,387	123,154
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(419,121)	285,593

Increase (decrease) in net assets from operations		735,466	502,198

Contract owner transactions:
Proceeds from units sold		959,007	1,386,405
Cost of units redeemed		(5,478,814)	(1,018,597)
Account charges		(3,979)	(4,711)
Increase (decrease)		(4,523,786)	363,097
Net increase (decrease)		(3,788,320)	865,295
Net assets, beginning		5,748,077	4,882,782
Net assets, ending		$1,959,757	$5,748,077

Units sold		618,122	963,763
Units redeemed		(3,324,795)	(733,505)
Net increase (decrease)		(2,706,673)	230,258
Units outstanding, beginning		3,834,324	3,604,066
Units outstanding, ending		1,127,651	3,834,324

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,709,727
Cost of units redeemed/account charges			(9,996,800)
Net investment income (loss)			317,214
Net realized gain (loss)			1,467,083
Realized gain distributions			200,246
Net change in unrealized appreciation (depreciation)			262,287
Net assets			$1,959,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	1,128	$1,960	1.25%	15.9%	12/31/2025	$1.80	0	$0	1.00%	16.2%	12/31/2025	$1.81	0	$0	0.75%	16.5%
12/31/2024	1.50	3,834	5,748	1.25%	10.7%	12/31/2024	1.55	0	0	1.00%	10.9%	12/31/2024	1.55	0	0	0.75%	11.2%
12/31/2023	1.35	3,604	4,883	1.25%	15.6%	12/31/2023	1.39	0	0	1.00%	15.9%	12/31/2023	1.40	0	0	0.75%	16.2%
12/31/2022	1.17	3,095	3,627	1.25%	-17.7%	12/31/2022	1.20	0	0	1.00%	-17.5%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	2,543	3,622	1.25%	12.7%	12/31/2021	1.46	0	0	1.00%	13.0%	12/31/2021	1.45	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	16.8%	12/31/2025	$1.89	0	$0	0.25%	17.1%	12/31/2025	$1.92	0	$0	0.00%	17.4%
12/31/2024	1.58	0	0	0.50%	11.5%	12/31/2024	1.61	0	0	0.25%	11.8%	12/31/2024	1.64	0	0	0.00%	12.1%
12/31/2023	1.42	0	0	0.50%	16.5%	12/31/2023	1.44	0	0	0.25%	16.8%	12/31/2023	1.46	0	0	0.00%	17.1%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.5%	12/31/2021	1.49	0	0	0.25%	13.8%	12/31/2021	1.50	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	3.0%
2023	2.9%
2022	2.3%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	1.25%	17.0%	12/31/2025	$1.80	0	$0	1.00%	17.3%	12/31/2025	$1.84	0	$0	0.75%	17.6%
12/31/2024	1.51	0	0	1.25%	11.6%	12/31/2024	1.54	0	0	1.00%	11.9%	12/31/2024	1.56	0	0	0.75%	12.1%
12/31/2023	1.35	0	0	1.25%	16.6%	12/31/2023	1.37	0	0	1.00%	16.9%	12/31/2023	1.40	0	0	0.75%	17.2%
12/31/2022	1.16	0	0	1.25%	-18.4%	12/31/2022	1.18	0	0	1.00%	-18.2%	12/31/2022	1.19	0	0	0.75%	-18.0%
12/31/2021	1.42	0	0	1.25%	14.2%	12/31/2021	1.44	0	0	1.00%	14.5%	12/31/2021	1.45	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	17.9%	12/31/2025	$1.92	0	$0	0.25%	18.2%	12/31/2025	$1.95	0	$0	0.00%	18.5%
12/31/2024	1.59	0	0	0.50%	12.4%	12/31/2024	1.62	0	0	0.25%	12.7%	12/31/2024	1.65	0	0	0.00%	13.0%
12/31/2023	1.42	0	0	0.50%	17.5%	12/31/2023	1.44	0	0	0.25%	17.8%	12/31/2023	1.46	0	0	0.00%	18.1%
12/31/2022	1.21	0	0	0.50%	-17.8%	12/31/2022	1.22	0	0	0.25%	-17.6%	12/31/2022	1.24	0	0	0.00%	-17.4%
12/31/2021	1.47	0	0	0.50%	15.0%	12/31/2021	1.48	0	0	0.25%	15.3%	12/31/2021	1.50	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,367,540	$1,180,440	38,103
Receivables: investments sold	4,186
Payables: investments purchased	-
Net assets	$1,371,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,371,726	746,138	$1.84
Band 100	-	-	1.90
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$1,371,726	746,138

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,404
Mortality & expense charges			(35,908)
Net investment income (loss)			496

Gain (loss) on investments:
Net realized gain (loss)			763,102
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(260,045)
Net gain (loss)			503,057

Increase (decrease) in net assets from operations			$503,553

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$496	$46,738
Net realized gain (loss)		763,102	87,971
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(260,045)	187,658

Increase (decrease) in net assets from operations		503,553	322,367

Contract owner transactions:
Proceeds from units sold		679,208	1,071,588
Cost of units redeemed		(3,264,923)	(646,446)
Account charges		(3,367)	(4,511)
Increase (decrease)		(2,589,082)	420,631
Net increase (decrease)		(2,085,529)	742,998
Net assets, beginning		3,457,255	2,714,257
Net assets, ending		$1,371,726	$3,457,255

Units sold		415,466	711,802
Units redeemed		(1,875,095)	(442,773)
Net increase (decrease)		(1,459,629)	269,029
Units outstanding, beginning		2,205,767	1,936,738
Units outstanding, ending		746,138	2,205,767

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,176,392
Cost of units redeemed/account charges			(6,275,382)
Net investment income (loss)			153,481
Net realized gain (loss)			1,019,044
Realized gain distributions			111,091
Net change in unrealized appreciation (depreciation)			187,100
Net assets			$1,371,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	746	$1,372	1.25%	17.3%	12/31/2025	$1.90	0	$0	1.00%	17.6%	12/31/2025	$1.92	0	$0	0.75%	17.9%
12/31/2024	1.57	2,206	3,457	1.25%	11.8%	12/31/2024	1.62	0	0	1.00%	12.1%	12/31/2024	1.62	0	0	0.75%	12.4%
12/31/2023	1.40	1,937	2,714	1.25%	17.0%	12/31/2023	1.44	0	0	1.00%	17.3%	12/31/2023	1.45	0	0	0.75%	17.5%
12/31/2022	1.20	1,413	1,693	1.25%	-18.2%	12/31/2022	1.23	0	0	1.00%	-18.0%	12/31/2022	1.23	0	0	0.75%	-17.8%
12/31/2021	1.46	1,384	2,027	1.25%	14.5%	12/31/2021	1.50	0	0	1.00%	14.8%	12/31/2021	1.50	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	18.2%	12/31/2025	$1.99	0	$0	0.25%	18.5%	12/31/2025	$2.04	0	$0	0.00%	18.8%
12/31/2024	1.65	0	0	0.50%	12.7%	12/31/2024	1.68	0	0	0.25%	13.0%	12/31/2024	1.71	0	0	0.00%	13.3%
12/31/2023	1.47	0	0	0.50%	17.8%	12/31/2023	1.49	0	0	0.25%	18.1%	12/31/2023	1.51	0	0	0.00%	18.4%
12/31/2022	1.25	0	0	0.50%	-17.6%	12/31/2022	1.26	0	0	0.25%	-17.4%	12/31/2022	1.28	0	0	0.00%	-17.2%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.53	0	0	0.25%	15.6%	12/31/2021	1.54	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	2.7%
2023	2.9%
2022	2.0%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	1.25%	17.9%	12/31/2025	$1.88	0	$0	1.00%	18.2%	12/31/2025	$1.91	0	$0	0.75%	18.5%
12/31/2024	1.56	0	0	1.25%	12.5%	12/31/2024	1.59	0	0	1.00%	12.8%	12/31/2024	1.61	0	0	0.75%	13.1%
12/31/2023	1.39	0	0	1.25%	17.7%	12/31/2023	1.41	0	0	1.00%	18.0%	12/31/2023	1.43	0	0	0.75%	18.3%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.46	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	18.8%	12/31/2025	$1.99	0	$0	0.25%	19.1%	12/31/2025	$2.03	0	$0	0.00%	19.4%
12/31/2024	1.64	0	0	0.50%	13.3%	12/31/2024	1.67	0	0	0.25%	13.6%	12/31/2024	1.70	0	0	0.00%	13.9%
12/31/2023	1.45	0	0	0.50%	18.6%	12/31/2023	1.47	0	0	0.25%	18.9%	12/31/2023	1.49	0	0	0.00%	19.2%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.25	0	0	0.00%	-17.8%
12/31/2021	1.49	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.1%	12/31/2021	1.53	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,145,896	$1,734,360	56,137
Receivables: investments sold	7,523
Payables: investments purchased	-
Net assets	$2,153,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,153,419	1,125,951	$1.91
Band 100	-	-	1.98
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$2,153,419	1,125,951

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$52,489
Mortality & expense charges			(45,414)
Net investment income (loss)			7,075

Gain (loss) on investments:
Net realized gain (loss)			809,796
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(159,845)
Net gain (loss)			649,951

Increase (decrease) in net assets from operations			$657,026

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,075	$49,444
Net realized gain (loss)		809,796	95,836
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(159,845)	266,300

Increase (decrease) in net assets from operations		657,026	411,580

Contract owner transactions:
Proceeds from units sold		697,109	1,468,000
Cost of units redeemed		(3,401,757)	(671,077)
Account charges		(4,222)	(5,459)
Increase (decrease)		(2,708,870)	791,464
Net increase (decrease)		(2,051,844)	1,203,044
Net assets, beginning		4,205,263	3,002,219
Net assets, ending		$2,153,419	$4,205,263

Units sold		413,545	960,987
Units redeemed		(1,886,914)	(454,141)
Net increase (decrease)		(1,473,369)	506,846
Units outstanding, beginning		2,599,320	2,092,474
Units outstanding, ending		1,125,951	2,599,320

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,070,254
Cost of units redeemed/account charges			(6,613,150)
Net investment income (loss)			154,034
Net realized gain (loss)			1,046,397
Realized gain distributions			84,348
Net change in unrealized appreciation (depreciation)			411,536
Net assets			$2,153,419

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	1,126	$2,153	1.25%	18.2%	12/31/2025	$1.98	0	$0	1.00%	18.5%	12/31/2025	$1.99	0	$0	0.75%	18.8%
12/31/2024	1.62	2,599	4,205	1.25%	12.8%	12/31/2024	1.67	0	0	1.00%	13.0%	12/31/2024	1.68	0	0	0.75%	13.3%
12/31/2023	1.43	2,092	3,002	1.25%	18.0%	12/31/2023	1.48	0	0	1.00%	18.3%	12/31/2023	1.48	0	0	0.75%	18.6%
12/31/2022	1.22	1,615	1,963	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.49	1,391	2,078	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	19.1%	12/31/2025	$2.08	0	$0	0.25%	19.4%	12/31/2025	$2.12	0	$0	0.00%	19.7%
12/31/2024	1.71	0	0	0.50%	13.6%	12/31/2024	1.74	0	0	0.25%	13.9%	12/31/2024	1.77	0	0	0.00%	14.2%
12/31/2023	1.50	0	0	0.50%	18.9%	12/31/2023	1.53	0	0	0.25%	19.2%	12/31/2023	1.55	0	0	0.00%	19.5%
12/31/2022	1.26	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.57	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.6%
2023	2.6%
2022	2.0%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	1.25%	18.6%	12/31/2025	$1.90	0	$0	1.00%	18.9%	12/31/2025	$1.94	0	$0	0.75%	19.2%
12/31/2024	1.57	0	0	1.25%	13.0%	12/31/2024	1.60	0	0	1.00%	13.3%	12/31/2024	1.63	0	0	0.75%	13.6%
12/31/2023	1.39	0	0	1.25%	17.9%	12/31/2023	1.41	0	0	1.00%	18.2%	12/31/2023	1.43	0	0	0.75%	18.5%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	19.5%	12/31/2025	$2.02	0	$0	0.25%	19.8%	12/31/2025	$2.06	0	$0	0.00%	20.1%
12/31/2024	1.66	0	0	0.50%	13.9%	12/31/2024	1.69	0	0	0.25%	14.1%	12/31/2024	1.72	0	0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.48	0	0	0.25%	19.1%	12/31/2023	1.50	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,876,583	$1,635,460	48,571
Receivables: investments sold	8,971
Payables: investments purchased	-
Net assets	$1,885,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,885,554	971,274	$1.94
Band 100	-	-	2.01
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$1,885,554	971,274

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$43,320
Mortality & expense charges			(31,949)
Net investment income (loss)			11,371

Gain (loss) on investments:
Net realized gain (loss)			497,686
Realized gain distributions			2,151
Net change in unrealized appreciation (depreciation)			(34,471)
Net gain (loss)			465,366

Increase (decrease) in net assets from operations			$476,737

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,371	$30,337
Net realized gain (loss)		497,686	120,847
Realized gain distributions		2,151	-
Net change in unrealized appreciation (depreciation)		(34,471)	115,891

Increase (decrease) in net assets from operations		476,737	267,075

Contract owner transactions:
Proceeds from units sold		1,082,712	1,515,259
Cost of units redeemed		(2,388,573)	(748,668)
Account charges		(4,208)	(7,038)
Increase (decrease)		(1,310,069)	759,553
Net increase (decrease)		(833,332)	1,026,628
Net assets, beginning		2,718,886	1,692,258
Net assets, ending		$1,885,554	$2,718,886

Units sold		630,065	976,218
Units redeemed		(1,324,242)	(484,751)
Net increase (decrease)		(694,177)	491,467
Units outstanding, beginning		1,665,451	1,173,984
Units outstanding, ending		971,274	1,665,451

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,109,474
Cost of units redeemed/account charges			(5,393,446)
Net investment income (loss)			103,678
Net realized gain (loss)			761,198
Realized gain distributions			63,527
Net change in unrealized appreciation (depreciation)			241,123
Net assets			$1,885,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	971	$1,886	1.25%	18.9%	12/31/2025	$2.01	0	$0	1.00%	19.2%	12/31/2025	$2.02	0	$0	0.75%	19.5%
12/31/2024	1.63	1,665	2,719	1.25%	13.3%	12/31/2024	1.69	0	0	1.00%	13.5%	12/31/2024	1.69	0	0	0.75%	13.8%
12/31/2023	1.44	1,174	1,692	1.25%	18.3%	12/31/2023	1.48	0	0	1.00%	18.6%	12/31/2023	1.49	0	0	0.75%	18.9%
12/31/2022	1.22	1,167	1,422	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	981	1,470	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	19.8%	12/31/2025	$2.11	0	$0	0.25%	20.1%	12/31/2025	$2.15	0	$0	0.00%	20.4%
12/31/2024	1.72	0	0	0.50%	14.1%	12/31/2024	1.75	0	0	0.25%	14.4%	12/31/2024	1.79	0	0	0.00%	14.7%
12/31/2023	1.51	0	0	0.50%	19.2%	12/31/2023	1.53	0	0	0.25%	19.5%	12/31/2023	1.56	0	0	0.00%	19.8%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.6%
2023	2.3%
2022	2.0%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	1.25%	18.6%	12/31/2025	$1.90	0	$0	1.00%	18.8%	12/31/2025	$1.94	0	$0	0.75%	19.1%
12/31/2024	1.57	0	0	1.25%	13.0%	12/31/2024	1.60	0	0	1.00%	13.3%	12/31/2024	1.63	0	0	0.75%	13.6%
12/31/2023	1.39	0	0	1.25%	18.0%	12/31/2023	1.41	0	0	1.00%	18.3%	12/31/2023	1.43	0	0	0.75%	18.6%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	19.4%	12/31/2025	$2.02	0	$0	0.25%	19.7%	12/31/2025	$2.06	0	$0	0.00%	20.0%
12/31/2024	1.66	0	0	0.50%	13.8%	12/31/2024	1.69	0	0	0.25%	14.1%	12/31/2024	1.72	0	0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.9%	12/31/2023	1.48	0	0	0.25%	19.2%	12/31/2023	1.50	0	0	0.00%	19.5%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-17.9%	12/31/2022	1.26	0	0	0.00%	-17.7%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$867,456	$763,796	22,585
Receivables: investments sold	4,110
Payables: investments purchased	-
Net assets	$871,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$871,566	449,572	$1.94
Band 100	-	-	2.01
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$871,566	449,572

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,900
Mortality & expense charges			(25,230)
Net investment income (loss)			(5,330)

Gain (loss) on investments:
Net realized gain (loss)			580,567
Realized gain distributions			698
Net change in unrealized appreciation (depreciation)			(197,829)
Net gain (loss)			383,436

Increase (decrease) in net assets from operations			$378,106

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,330)	$26,701
Net realized gain (loss)		580,567	80,421
Realized gain distributions		698	-
Net change in unrealized appreciation (depreciation)		(197,829)	147,222

Increase (decrease) in net assets from operations		378,106	254,344

Contract owner transactions:
Proceeds from units sold		649,119	1,032,309
Cost of units redeemed		(2,612,885)	(517,947)
Account charges		(3,528)	(6,568)
Increase (decrease)		(1,967,294)	507,794
Net increase (decrease)		(1,589,188)	762,138
Net assets, beginning		2,460,754	1,698,616
Net assets, ending		$871,566	$2,460,754

Units sold		381,146	668,197
Units redeemed		(1,440,436)	(339,258)
Net increase (decrease)		(1,059,290)	328,939
Units outstanding, beginning		1,508,862	1,179,923
Units outstanding, ending		449,572	1,508,862

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,658,668
Cost of units redeemed/account charges			(4,771,041)
Net investment income (loss)			73,566
Net realized gain (loss)			760,461
Realized gain distributions			46,252
Net change in unrealized appreciation (depreciation)			103,660
Net assets			$871,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	450	$872	1.25%	18.9%	12/31/2025	$2.01	0	$0	1.00%	19.2%	12/31/2025	$2.02	0	$0	0.75%	19.5%
12/31/2024	1.63	1,509	2,461	1.25%	13.3%	12/31/2024	1.68	0	0	1.00%	13.6%	12/31/2024	1.69	0	0	0.75%	13.9%
12/31/2023	1.44	1,180	1,699	1.25%	18.3%	12/31/2023	1.48	0	0	1.00%	18.6%	12/31/2023	1.48	0	0	0.75%	18.9%
12/31/2022	1.22	1,057	1,287	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	830	1,241	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	19.8%	12/31/2025	$2.10	0	$0	0.25%	20.1%	12/31/2025	$2.15	0	$0	0.00%	20.4%
12/31/2024	1.72	0	0	0.50%	14.1%	12/31/2024	1.75	0	0	0.25%	14.4%	12/31/2024	1.78	0	0	0.00%	14.7%
12/31/2023	1.51	0	0	0.50%	19.1%	12/31/2023	1.53	0	0	0.25%	19.4%	12/31/2023	1.55	0	0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	2.6%
2023	2.3%
2022	2.0%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	1.25%	18.7%	12/31/2025	$1.91	0	$0	1.00%	19.0%	12/31/2025	$1.95	0	$0	0.75%	19.3%
12/31/2024	1.58	0	0	1.25%	13.0%	12/31/2024	1.61	0	0	1.00%	13.3%	12/31/2024	1.64	0	0	0.75%	13.5%
12/31/2023	1.40	0	0	1.25%	18.0%	12/31/2023	1.42	0	0	1.00%	18.3%	12/31/2023	1.44	0	0	0.75%	18.5%
12/31/2022	1.19	0	0	1.25%	-18.6%	12/31/2022	1.20	0	0	1.00%	-18.4%	12/31/2022	1.22	0	0	0.75%	-18.2%
12/31/2021	1.46	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.49	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	19.6%	12/31/2025	$2.03	0	$0	0.25%	19.8%	12/31/2025	$2.07	0	$0	0.00%	20.1%
12/31/2024	1.67	0	0	0.50%	13.8%	12/31/2024	1.69	0	0	0.25%	14.1%	12/31/2024	1.72	0	0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.0%	12/31/2022	1.25	0	0	0.25%	-17.8%	12/31/2022	1.26	0	0	0.00%	-17.6%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.52	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$739,833	$663,110	24,671
Receivables: investments sold	3,533
Payables: investments purchased	-
Net assets	$743,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$743,366	380,999	$1.95
Band 100	-	-	2.02
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$743,366	380,999

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,526
Mortality & expense charges			(21,732)
Net investment income (loss)			(5,206)

Gain (loss) on investments:
Net realized gain (loss)			467,038
Realized gain distributions			1,271
Net change in unrealized appreciation (depreciation)			(126,649)
Net gain (loss)			341,660

Increase (decrease) in net assets from operations			$336,454

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,206)	$22,943
Net realized gain (loss)		467,038	106,679
Realized gain distributions		1,271	-
Net change in unrealized appreciation (depreciation)		(126,649)	87,802

Increase (decrease) in net assets from operations		336,454	217,424

Contract owner transactions:
Proceeds from units sold		716,024	1,092,343
Cost of units redeemed		(2,371,267)	(728,746)
Account charges		(4,151)	(7,531)
Increase (decrease)		(1,659,394)	356,066
Net increase (decrease)		(1,322,940)	573,490
Net assets, beginning		2,066,306	1,492,816
Net assets, ending		$743,366	$2,066,306

Units sold		418,088	714,618
Units redeemed		(1,296,908)	(485,594)
Net increase (decrease)		(878,820)	229,024
Units outstanding, beginning		1,259,819	1,030,795
Units outstanding, ending		380,999	1,259,819

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,626,174
Cost of units redeemed/account charges			(4,675,778)
Net investment income (loss)			54,098
Net realized gain (loss)			641,796
Realized gain distributions			20,353
Net change in unrealized appreciation (depreciation)			76,723
Net assets			$743,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	381	$743	1.25%	19.0%	12/31/2025	$2.02	0	$0	1.00%	19.3%	12/31/2025	$2.03	0	$0	0.75%	19.6%
12/31/2024	1.64	1,260	2,066	1.25%	13.3%	12/31/2024	1.69	0	0	1.00%	13.5%	12/31/2024	1.70	0	0	0.75%	13.8%
12/31/2023	1.45	1,031	1,493	1.25%	18.2%	12/31/2023	1.49	0	0	1.00%	18.5%	12/31/2023	1.49	0	0	0.75%	18.8%
12/31/2022	1.23	769	942	1.25%	-18.4%	12/31/2022	1.26	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.50	522	785	1.25%	16.3%	12/31/2021	1.54	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	0	$0	0.50%	19.9%	12/31/2025	$2.12	0	$0	0.25%	20.2%	12/31/2025	$2.16	0	$0	0.00%	20.5%
12/31/2024	1.73	0	0	0.50%	14.1%	12/31/2024	1.76	0	0	0.25%	14.4%	12/31/2024	1.79	0	0	0.00%	14.7%
12/31/2023	1.52	0	0	0.50%	19.1%	12/31/2023	1.54	0	0	0.25%	19.4%	12/31/2023	1.56	0	0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-17.8%	12/31/2022	1.29	0	0	0.25%	-17.6%	12/31/2022	1.31	0	0	0.00%	-17.4%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.57	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	2.6%
2023	2.4%
2022	2.0%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	11.4%	12/31/2025	$1.38	0	$0	1.00%	11.7%	12/31/2025	$1.41	0	$0	0.75%	12.0%
12/31/2024	1.21	0	0	1.25%	6.8%	12/31/2024	1.23	0	0	1.00%	7.1%	12/31/2024	1.26	0	0	0.75%	7.4%
12/31/2023	1.13	0	0	1.25%	10.1%	12/31/2023	1.15	0	0	1.00%	10.4%	12/31/2023	1.17	0	0	0.75%	10.7%
12/31/2022	1.03	0	0	1.25%	-15.0%	12/31/2022	1.04	0	0	1.00%	-14.8%	12/31/2022	1.06	0	0	0.75%	-14.6%
12/31/2021	1.21	0	0	1.25%	4.7%	12/31/2021	1.22	0	0	1.00%	5.0%	12/31/2021	1.24	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	12.3%	12/31/2025	$1.46	0	$0	0.25%	12.6%	12/31/2025	$1.49	0	$0	0.00%	12.9%
12/31/2024	1.28	0	0	0.50%	7.7%	12/31/2024	1.30	0	0	0.25%	7.9%	12/31/2024	1.32	0	0	0.00%	8.2%
12/31/2023	1.19	0	0	0.50%	11.0%	12/31/2023	1.21	0	0	0.25%	11.2%	12/31/2023	1.22	0	0	0.00%	11.5%
12/31/2022	1.07	0	0	0.50%	-14.3%	12/31/2022	1.08	0	0	0.25%	-14.1%	12/31/2022	1.10	0	0	0.00%	-13.9%
12/31/2021	1.25	0	0	0.50%	5.5%	12/31/2021	1.26	0	0	0.25%	5.8%	12/31/2021	1.27	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,690,170	$1,557,790	85,126
Receivables: investments sold	451
Payables: investments purchased	-
Net assets	$1,690,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,690,621	1,215,504	$1.39
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$1,690,621	1,215,504

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$54,459
Mortality & expense charges			(27,689)
Net investment income (loss)			26,770

Gain (loss) on investments:
Net realized gain (loss)			258,266
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,730
Net gain (loss)			323,996

Increase (decrease) in net assets from operations			$350,766

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,770	$23,103
Net realized gain (loss)		258,266	76,753
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		65,730	(1,957)

Increase (decrease) in net assets from operations		350,766	97,899

Contract owner transactions:
Proceeds from units sold		2,403,582	103,347
Cost of units redeemed		(2,194,310)	(343,774)
Account charges		(248)	(148)
Increase (decrease)		209,024	(240,575)
Net increase (decrease)		559,790	(142,676)
Net assets, beginning		1,130,831	1,273,507
Net assets, ending		$1,690,621	$1,130,831

Units sold		1,936,793	244,256
Units redeemed		(1,630,122)	(431,495)
Net increase (decrease)		306,671	(187,239)
Units outstanding, beginning		908,833	1,096,072
Units outstanding, ending		1,215,504	908,833

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,256,634
Cost of units redeemed/account charges			(4,123,413)
Net investment income (loss)			95,510
Net realized gain (loss)			291,814
Realized gain distributions			37,696
Net change in unrealized appreciation (depreciation)			132,380
Net assets			$1,690,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	1,216	$1,691	1.25%	11.8%	12/31/2025	$1.44	0	$0	1.00%	12.1%	12/31/2025	$1.45	0	$0	0.75%	12.3%
12/31/2024	1.24	909	1,131	1.25%	7.1%	12/31/2024	1.28	0	0	1.00%	7.4%	12/31/2024	1.29	0	0	0.75%	7.6%
12/31/2023	1.16	1,096	1,274	1.25%	10.4%	12/31/2023	1.20	0	0	1.00%	10.7%	12/31/2023	1.20	0	0	0.75%	11.0%
12/31/2022	1.05	534	562	1.25%	-14.8%	12/31/2022	1.08	0	0	1.00%	-14.6%	12/31/2022	1.08	0	0	0.75%	-14.3%
12/31/2021	1.23	610	753	1.25%	5.0%	12/31/2021	1.26	0	0	1.00%	5.3%	12/31/2021	1.26	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	12.6%	12/31/2025	$1.51	0	$0	0.25%	12.9%	12/31/2025	$1.54	0	$0	0.00%	13.2%
12/31/2024	1.31	0	0	0.50%	7.9%	12/31/2024	1.34	0	0	0.25%	8.2%	12/31/2024	1.36	0	0	0.00%	8.4%
12/31/2023	1.22	0	0	0.50%	11.2%	12/31/2023	1.24	0	0	0.25%	11.5%	12/31/2023	1.25	0	0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-14.1%	12/31/2022	1.11	0	0	0.25%	-13.9%	12/31/2022	1.12	0	0	0.00%	-13.7%
12/31/2021	1.27	0	0	0.50%	5.8%	12/31/2021	1.29	0	0	0.25%	6.1%	12/31/2021	1.30	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	3.3%
2023	4.4%
2022	2.4%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R4 Class - 06-FYM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,622	$356,122	18,993
Receivables: investments sold	2,443
Payables: investments purchased	-
Net assets	$346,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346,065	196,010	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$346,065	196,010

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$820
Mortality & expense charges			(3,900)
Net investment income (loss)			(3,080)

Gain (loss) on investments:
Net realized gain (loss)			(1,011)
Realized gain distributions			25,053
Net change in unrealized appreciation (depreciation)			7,408
Net gain (loss)			31,450

Increase (decrease) in net assets from operations			$28,370

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,080)	$(205)
Net realized gain (loss)		(1,011)	327
Realized gain distributions		25,053	22,019
Net change in unrealized appreciation (depreciation)		7,408	(19,664)

Increase (decrease) in net assets from operations		28,370	2,477

Contract owner transactions:
Proceeds from units sold		39,103	290,258
Cost of units redeemed		(24,028)	(4,633)
Account charges		(529)	(352)
Increase (decrease)		14,546	285,273
Net increase (decrease)		42,916	287,750
Net assets, beginning		303,149	15,399
Net assets, ending		$346,065	$303,149

Units sold		24,332	179,260
Units redeemed		(14,873)	(3,150)
Net increase (decrease)		9,459	176,110
Units outstanding, beginning		186,551	10,441
Units outstanding, ending		196,010	186,551

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$403,850
Cost of units redeemed/account charges			(85,251)
Net investment income (loss)			(4,243)
Net realized gain (loss)			(13,498)
Realized gain distributions			57,707
Net change in unrealized appreciation (depreciation)			(12,500)
Net assets			$346,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	196	$346	1.25%	8.6%	12/31/2025	$1.80	0	$0	1.00%	8.9%	12/31/2025	$1.84	0	$0	0.75%	9.2%
12/31/2024	1.63	187	303	1.25%	10.2%	12/31/2024	1.66	0	0	1.00%	10.5%	12/31/2024	1.69	0	0	0.75%	10.7%
12/31/2023	1.47	10	15	1.25%	13.0%	12/31/2023	1.50	0	0	1.00%	13.2%	12/31/2023	1.52	0	0	0.75%	13.5%
12/31/2022	1.31	13	17	1.25%	-17.7%	12/31/2022	1.32	0	0	1.00%	-17.5%	12/31/2022	1.34	0	0	0.75%	-17.3%
12/31/2021	1.59	29	46	1.25%	20.7%	12/31/2021	1.61	0	0	1.00%	21.0%	12/31/2021	1.62	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	9.5%	12/31/2025	$1.92	0	$0	0.25%	9.7%	12/31/2025	$1.96	0	$0	0.00%	10.0%
12/31/2024	1.72	0	0	0.50%	11.0%	12/31/2024	1.75	0	0	0.25%	11.3%	12/31/2024	1.79	0	0	0.00%	11.6%
12/31/2023	1.55	0	0	0.50%	13.8%	12/31/2023	1.57	0	0	0.25%	14.1%	12/31/2023	1.60	0	0	0.00%	14.4%
12/31/2022	1.36	0	0	0.50%	-17.1%	12/31/2022	1.38	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.64	0	0	0.50%	21.6%	12/31/2021	1.66	0	0	0.25%	21.9%	12/31/2021	1.68	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.6%
2023	0.3%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R6 Class - 06-FYN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$662,311	$676,830	36,022
Receivables: investments sold	858
Payables: investments purchased	-
Net assets	$663,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$663,169	367,309	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$663,169	367,309

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,091
Mortality & expense charges			(8,551)
Net investment income (loss)			(5,460)

Gain (loss) on investments:
Net realized gain (loss)			1,315
Realized gain distributions			47,745
Net change in unrealized appreciation (depreciation)			21,319
Net gain (loss)			70,379

Increase (decrease) in net assets from operations			$64,919

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,460)	$(4,047)
Net realized gain (loss)		1,315	(857)
Realized gain distributions		47,745	49,814
Net change in unrealized appreciation (depreciation)		21,319	13,351

Increase (decrease) in net assets from operations		64,919	58,261

Contract owner transactions:
Proceeds from units sold		95,899	109,786
Cost of units redeemed		(192,283)	(33,837)
Account charges		(503)	(423)
Increase (decrease)		(96,887)	75,526
Net increase (decrease)		(31,968)	133,787
Net assets, beginning		695,137	561,350
Net assets, ending		$663,169	$695,137

Units sold		58,877	71,439
Units redeemed		(111,072)	(25,869)
Net increase (decrease)		(52,195)	45,570
Units outstanding, beginning		419,504	373,934
Units outstanding, ending		367,309	419,504

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,199,186
Cost of units redeemed/account charges			(728,652)
Net investment income (loss)			(23,515)
Net realized gain (loss)			(64,412)
Realized gain distributions			295,081
Net change in unrealized appreciation (depreciation)			(14,519)
Net assets			$663,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	367	$663	1.25%	9.0%	12/31/2025	$1.84	0	$0	1.00%	9.2%	12/31/2025	$1.88	0	$0	0.75%	9.5%
12/31/2024	1.66	420	695	1.25%	10.4%	12/31/2024	1.69	0	0	1.00%	10.7%	12/31/2024	1.72	0	0	0.75%	10.9%
12/31/2023	1.50	374	561	1.25%	13.2%	12/31/2023	1.53	0	0	1.00%	13.5%	12/31/2023	1.55	0	0	0.75%	13.8%
12/31/2022	1.33	389	515	1.25%	-17.5%	12/31/2022	1.34	0	0	1.00%	-17.3%	12/31/2022	1.36	0	0	0.75%	-17.1%
12/31/2021	1.61	373	599	1.25%	21.0%	12/31/2021	1.63	0	0	1.00%	21.3%	12/31/2021	1.64	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	9.8%	12/31/2025	$1.97	0	$0	0.25%	10.1%	12/31/2025	$2.01	0	$0	0.00%	10.3%
12/31/2024	1.75	0	0	0.50%	11.2%	12/31/2024	1.79	0	0	0.25%	11.5%	12/31/2024	1.82	0	0	0.00%	11.8%
12/31/2023	1.58	0	0	0.50%	14.1%	12/31/2023	1.60	0	0	0.25%	14.4%	12/31/2023	1.63	0	0	0.00%	14.7%
12/31/2022	1.38	0	0	0.50%	-16.9%	12/31/2022	1.40	0	0	0.25%	-16.7%	12/31/2022	1.42	0	0	0.00%	-16.5%
12/31/2021	1.66	0	0	0.50%	21.9%	12/31/2021	1.68	0	0	0.25%	22.2%	12/31/2021	1.70	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.6%
2023	0.6%
2022	0.7%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R4 Class - 06-GJH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.93
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$39,730,538
Cost of units redeemed/account charges			(45,533,689)
Net investment income (loss)			339,823
Net realized gain (loss)			3,817,939
Realized gain distributions			1,645,389
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	1.25%	8.2%	12/31/2025	$1.93	0	$0	1.00%	8.5%	12/31/2025	$1.94	0	$0	0.75%	8.8%
12/31/2024	1.72	0	0	1.25%	15.1%	12/31/2024	1.78	0	0	1.00%	15.4%	12/31/2024	1.79	0	0	0.75%	15.7%
12/31/2023	1.50	0	0	1.25%	8.4%	12/31/2023	1.54	0	0	1.00%	8.7%	12/31/2023	1.54	0	0	0.75%	8.9%
12/31/2022	1.38	0	0	1.25%	-5.1%	12/31/2022	1.42	0	0	1.00%	-4.8%	12/31/2022	1.42	0	0	0.75%	-4.6%
12/31/2021	1.46	0	0	1.25%	27.0%	12/31/2021	1.49	0	0	1.00%	27.3%	12/31/2021	1.49	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	9.0%	12/31/2025	$2.02	0	$0	0.25%	9.3%	12/31/2025	$2.07	0	$0	0.00%	9.6%
12/31/2024	1.82	0	0	0.50%	16.0%	12/31/2024	1.85	0	0	0.25%	16.3%	12/31/2024	1.88	0	0	0.00%	16.6%
12/31/2023	1.57	0	0	0.50%	9.2%	12/31/2023	1.59	0	0	0.25%	9.5%	12/31/2023	1.62	0	0	0.00%	9.8%
12/31/2022	1.44	0	0	0.50%	-4.4%	12/31/2022	1.45	0	0	0.25%	-4.1%	12/31/2022	1.47	0	0	0.00%	-3.9%
12/31/2021	1.50	0	0	0.50%	28.0%	12/31/2021	1.52	0	0	0.25%	28.3%	12/31/2021	1.53	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R6 Class - 06-GJJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,440	$5,955	149
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,443

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,443	2,858	$1.90
Band 100	-	-	1.97
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$5,443	2,858

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$89
Mortality & expense charges			(60)
Net investment income (loss)			29

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			541
Net change in unrealized appreciation (depreciation)			(162)
Net gain (loss)			377

Increase (decrease) in net assets from operations			$406

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29	$63
Net realized gain (loss)		(2)	-
Realized gain distributions		541	347
Net change in unrealized appreciation (depreciation)		(162)	(353)

Increase (decrease) in net assets from operations		406	57

Contract owner transactions:
Proceeds from units sold		744	4,240
Cost of units redeemed		-	-
Account charges		(3)	(1)
Increase (decrease)		741	4,239
Net increase (decrease)		1,147	4,296
Net assets, beginning		4,296	-
Net assets, ending		$5,443	$4,296

Units sold		412	2,447
Units redeemed		(1)	-
Net increase (decrease)		411	2,447
Units outstanding, beginning		2,447	-
Units outstanding, ending		2,858	2,447

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,062,082
Cost of units redeemed/account charges			(3,762,526)
Net investment income (loss)			28,742
Net realized gain (loss)			585,437
Realized gain distributions			92,223
Net change in unrealized appreciation (depreciation)			(515)
Net assets			$5,443

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	3	$5	1.25%	8.5%	12/31/2025	$1.97	0	$0	1.00%	8.8%	12/31/2025	$1.98	0	$0	0.75%	9.0%
12/31/2024	1.76	2	4	1.25%	15.4%	12/31/2024	1.81	0	0	1.00%	15.7%	12/31/2024	1.82	0	0	0.75%	16.0%
12/31/2023	1.52	0	0	1.25%	8.6%	12/31/2023	1.56	0	0	1.00%	8.9%	12/31/2023	1.57	0	0	0.75%	9.2%
12/31/2022	1.40	8	11	1.25%	-4.8%	12/31/2022	1.44	0	0	1.00%	-4.6%	12/31/2022	1.44	0	0	0.75%	-4.4%
12/31/2021	1.47	7	11	1.25%	27.4%	12/31/2021	1.51	0	0	1.00%	27.7%	12/31/2021	1.50	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	9.3%	12/31/2025	$2.07	0	$0	0.25%	9.6%	12/31/2025	$2.11	0	$0	0.00%	9.8%
12/31/2024	1.85	0	0	0.50%	16.3%	12/31/2024	1.88	0	0	0.25%	16.6%	12/31/2024	1.92	0	0	0.00%	16.9%
12/31/2023	1.59	0	0	0.50%	9.5%	12/31/2023	1.62	0	0	0.25%	9.7%	12/31/2023	1.64	0	0	0.00%	10.0%
12/31/2022	1.45	0	0	0.50%	-4.1%	12/31/2022	1.47	0	0	0.25%	-3.9%	12/31/2022	1.49	0	0	0.00%	-3.7%
12/31/2021	1.52	0	0	0.50%	28.3%	12/31/2021	1.53	0	0	0.25%	28.6%	12/31/2021	1.55	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	3.6%
2023	0.0%
2022	2.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Value Fund R6 Class - 06-3GF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,726,515	$1,606,771	81,245
Receivables: investments sold	-
Payables: investments purchased	(7,364)
Net assets	$1,719,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,719,151	841,087	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$1,719,151	841,087

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,871
Mortality & expense charges			(20,877)
Net investment income (loss)			5,994

Gain (loss) on investments:
Net realized gain (loss)			48,130
Realized gain distributions			108,671
Net change in unrealized appreciation (depreciation)			75,490
Net gain (loss)			232,291

Increase (decrease) in net assets from operations			$238,285

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,994	$7,121
Net realized gain (loss)		48,130	49,137
Realized gain distributions		108,671	146,141
Net change in unrealized appreciation (depreciation)		75,490	6,493

Increase (decrease) in net assets from operations		238,285	208,892

Contract owner transactions:
Proceeds from units sold		533,743	711,929
Cost of units redeemed		(711,485)	(461,151)
Account charges		(657)	(1,857)
Increase (decrease)		(178,399)	248,921
Net increase (decrease)		59,886	457,813
Net assets, beginning		1,659,265	1,201,452
Net assets, ending		$1,719,151	$1,659,265

Units sold		307,879	428,675
Units redeemed		(396,382)	(269,711)
Net increase (decrease)		(88,503)	158,964
Units outstanding, beginning		929,590	770,626
Units outstanding, ending		841,087	929,590

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,312,550
Cost of units redeemed/account charges			(2,227,417)
Net investment income (loss)			26,860
Net realized gain (loss)			103,483
Realized gain distributions			383,931
Net change in unrealized appreciation (depreciation)			119,744
Net assets			$1,719,151

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	841	$1,719	1.25%	14.5%	12/31/2025	$2.08	0	$0	1.00%	14.8%	12/31/2025	$2.12	0	$0	0.75%	15.1%
12/31/2024	1.78	930	1,659	1.25%	14.5%	12/31/2024	1.81	0	0	1.00%	14.8%	12/31/2024	1.84	0	0	0.75%	15.1%
12/31/2023	1.56	771	1,201	1.25%	10.2%	12/31/2023	1.58	0	0	1.00%	10.4%	12/31/2023	1.60	0	0	0.75%	10.7%
12/31/2022	1.42	543	768	1.25%	-1.1%	12/31/2022	1.43	0	0	1.00%	-0.9%	12/31/2022	1.45	0	0	0.75%	-0.6%
12/31/2021	1.43	558	799	1.25%	22.5%	12/31/2021	1.44	0	0	1.00%	22.8%	12/31/2021	1.46	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	15.4%	12/31/2025	$2.20	0	$0	0.25%	15.7%	12/31/2025	$2.24	0	$0	0.00%	16.0%
12/31/2024	1.87	0	0	0.50%	15.4%	12/31/2024	1.90	0	0	0.25%	15.6%	12/31/2024	1.93	0	0	0.00%	15.9%
12/31/2023	1.62	0	0	0.50%	11.0%	12/31/2023	1.65	0	0	0.25%	11.3%	12/31/2023	1.67	0	0	0.00%	11.5%
12/31/2022	1.46	0	0	0.50%	-0.4%	12/31/2022	1.48	0	0	0.25%	-0.1%	12/31/2022	1.50	0	0	0.00%	0.1%
12/31/2021	1.47	0	0	0.50%	23.4%	12/31/2021	1.48	0	0	0.25%	23.7%	12/31/2021	1.49	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	2.2%
2022	1.6%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,523,709	$79,759,209	1,156,440
Receivables: investments sold	438,999
Payables: investments purchased	-
Net assets	$99,962,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,962,708	32,292,713	$3.10
Band 100	-	-	3.15
Band 75	-	-	3.21
Band 50	-	-	3.27
Band 25	-	-	3.33
Band 0	-	-	3.40
Total	$99,962,708	32,292,713

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$251,783
Mortality & expense charges			(1,220,121)
Net investment income (loss)			(968,338)

Gain (loss) on investments:
Net realized gain (loss)			9,556,316
Realized gain distributions			9,772,672
Net change in unrealized appreciation (depreciation)			(4,142,362)
Net gain (loss)			15,186,626

Increase (decrease) in net assets from operations			$14,218,288

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(968,338)	$(745,214)
Net realized gain (loss)		9,556,316	2,208,113
Realized gain distributions		9,772,672	789,783
Net change in unrealized appreciation (depreciation)		(4,142,362)	17,395,713

Increase (decrease) in net assets from operations		14,218,288	19,648,395

Contract owner transactions:
Proceeds from units sold		50,620,013	32,258,492
Cost of units redeemed		(48,045,742)	(27,107,778)
Account charges		(82,982)	(54,160)
Increase (decrease)		2,491,289	5,096,554
Net increase (decrease)		16,709,577	24,744,949
Net assets, beginning		83,253,131	58,508,182
Net assets, ending		$99,962,708	$83,253,131

Units sold		18,556,741	13,280,703
Units redeemed		(16,650,833)	(11,187,998)
Net increase (decrease)		1,905,908	2,092,705
Units outstanding, beginning		30,386,805	28,294,100
Units outstanding, ending		32,292,713	30,386,805

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$173,944,191
Cost of units redeemed/account charges			(116,423,065)
Net investment income (loss)			(2,359,450)
Net realized gain (loss)			11,481,905
Realized gain distributions			13,554,627
Net change in unrealized appreciation (depreciation)			19,764,500
Net assets			$99,962,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.10	32,293	$99,963	1.25%	13.0%	12/31/2025	$3.15	0	$0	1.00%	13.3%	12/31/2025	$3.21	0	$0	0.75%	13.5%
12/31/2024	2.74	30,387	83,253	1.25%	32.5%	12/31/2024	2.78	0	0	1.00%	32.8%	12/31/2024	2.83	0	0	0.75%	33.2%
12/31/2023	2.07	28,294	58,508	1.25%	33.3%	12/31/2023	2.10	0	0	1.00%	33.6%	12/31/2023	2.12	0	0	0.75%	33.9%
12/31/2022	1.55	16,859	26,156	1.25%	-26.1%	12/31/2022	1.57	0	0	1.00%	-26.0%	12/31/2022	1.59	0	0	0.75%	-25.8%
12/31/2021	2.10	10,895	22,885	1.25%	17.3%	12/31/2021	2.12	0	0	1.00%	17.6%	12/31/2021	2.14	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.27	0	$0	0.50%	13.8%	12/31/2025	$3.33	0	$0	0.25%	14.1%	12/31/2025	$3.40	0	$0	0.00%	14.4%
12/31/2024	2.88	0	0	0.50%	33.5%	12/31/2024	2.92	0	0	0.25%	33.8%	12/31/2024	2.97	0	0	0.00%	34.2%
12/31/2023	2.15	0	0	0.50%	34.3%	12/31/2023	2.18	0	0	0.25%	34.6%	12/31/2023	2.21	0	0	0.00%	35.0%
12/31/2022	1.60	0	0	0.50%	-25.6%	12/31/2022	1.62	0	0	0.25%	-25.4%	12/31/2022	1.64	0	0	0.00%	-25.2%
12/31/2021	2.16	0	0	0.50%	18.2%	12/31/2021	2.17	0	0	0.25%	18.5%	12/31/2021	2.19	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.2%
2023	0.4%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Growth Fund R6 Class - 06-3JM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,029,136	$1,036,701	45,773
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$1,028,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,028,984	743,494	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$1,028,984	743,494

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,598
Mortality & expense charges			(14,834)
Net investment income (loss)			(11,236)

Gain (loss) on investments:
Net realized gain (loss)			(74,566)
Realized gain distributions			57,895
Net change in unrealized appreciation (depreciation)			26,046
Net gain (loss)			9,375

Increase (decrease) in net assets from operations			$(1,861)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,236)	$(4,257)
Net realized gain (loss)		(74,566)	(104,653)
Realized gain distributions		57,895	-
Net change in unrealized appreciation (depreciation)		26,046	239,936

Increase (decrease) in net assets from operations		(1,861)	131,026

Contract owner transactions:
Proceeds from units sold		287,724	934,880
Cost of units redeemed		(781,161)	(958,502)
Account charges		(1,319)	(789)
Increase (decrease)		(494,756)	(24,411)
Net increase (decrease)		(496,617)	106,615
Net assets, beginning		1,525,601	1,418,986
Net assets, ending		$1,028,984	$1,525,601

Units sold		222,565	741,251
Units redeemed		(639,523)	(785,619)
Net increase (decrease)		(416,958)	(44,368)
Units outstanding, beginning		1,160,452	1,204,820
Units outstanding, ending		743,494	1,160,452

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,703,649
Cost of units redeemed/account charges			(3,727,006)
Net investment income (loss)			(71,948)
Net realized gain (loss)			(202,021)
Realized gain distributions			333,875
Net change in unrealized appreciation (depreciation)			(7,565)
Net assets			$1,028,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	743	$1,029	1.25%	5.3%	12/31/2025	$1.41	0	$0	1.00%	5.5%	12/31/2025	$1.44	0	$0	0.75%	5.8%
12/31/2024	1.31	1,160	1,526	1.25%	11.6%	12/31/2024	1.34	0	0	1.00%	11.9%	12/31/2024	1.36	0	0	0.75%	12.2%
12/31/2023	1.18	1,205	1,419	1.25%	13.1%	12/31/2023	1.19	0	0	1.00%	13.3%	12/31/2023	1.21	0	0	0.75%	13.6%
12/31/2022	1.04	1,150	1,197	1.25%	-33.0%	12/31/2022	1.05	0	0	1.00%	-32.8%	12/31/2022	1.06	0	0	0.75%	-32.6%
12/31/2021	1.55	1,062	1,650	1.25%	-6.7%	12/31/2021	1.57	0	0	1.00%	-6.5%	12/31/2021	1.58	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	6.1%	12/31/2025	$1.49	0	$0	0.25%	6.3%	12/31/2025	$1.52	0	$0	0.00%	6.6%
12/31/2024	1.38	0	0	0.50%	12.5%	12/31/2024	1.40	0	0	0.25%	12.8%	12/31/2024	1.42	0	0	0.00%	13.0%
12/31/2023	1.23	0	0	0.50%	13.9%	12/31/2023	1.24	0	0	0.25%	14.2%	12/31/2023	1.26	0	0	0.00%	14.5%
12/31/2022	1.08	0	0	0.50%	-32.5%	12/31/2022	1.09	0	0	0.25%	-32.3%	12/31/2022	1.10	0	0	0.00%	-32.1%
12/31/2021	1.59	0	0	0.50%	-6.0%	12/31/2021	1.61	0	0	0.25%	-5.8%	12/31/2021	1.62	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,005	$126,328	3,676
Receivables: investments sold	-
Payables: investments purchased	(1,108)
Net assets	$153,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,897	107,011	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$153,897	107,011

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,060
Mortality & expense charges			(5,782)
Net investment income (loss)			278

Gain (loss) on investments:
Net realized gain (loss)			63,821
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			87,495
Net gain (loss)			151,525

Increase (decrease) in net assets from operations			$151,803

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$278	$2,911
Net realized gain (loss)		63,821	(25,374)
Realized gain distributions		209	-
Net change in unrealized appreciation (depreciation)		87,495	20,408

Increase (decrease) in net assets from operations		151,803	(2,055)

Contract owner transactions:
Proceeds from units sold		56,535	524,377
Cost of units redeemed		(571,057)	(299,401)
Account charges		(228)	(430)
Increase (decrease)		(514,750)	224,546
Net increase (decrease)		(362,947)	222,491
Net assets, beginning		516,844	294,353
Net assets, ending		$153,897	$516,844

Units sold		47,040	494,608
Units redeemed		(438,255)	(286,686)
Net increase (decrease)		(391,215)	207,922
Units outstanding, beginning		498,226	290,304
Units outstanding, ending		107,011	498,226

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,137,638
Cost of units redeemed/account charges			(1,047,170)
Net investment income (loss)			1,933
Net realized gain (loss)			22,226
Realized gain distributions			10,593
Net change in unrealized appreciation (depreciation)			28,677
Net assets			$153,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	107	$154	1.25%	38.6%	12/31/2025	$1.46	0	$0	1.00%	39.0%	12/31/2025	$1.48	0	$0	0.75%	39.3%
12/31/2024	1.04	498	517	1.25%	2.3%	12/31/2024	1.05	0	0	1.00%	2.6%	12/31/2024	1.07	0	0	0.75%	2.8%
12/31/2023	1.01	290	294	1.25%	6.1%	12/31/2023	1.02	0	0	1.00%	6.4%	12/31/2023	1.04	0	0	0.75%	6.6%
12/31/2022	0.96	260	249	1.25%	-26.5%	12/31/2022	0.96	0	0	1.00%	-26.4%	12/31/2022	0.97	0	0	0.75%	-26.2%
12/31/2021	1.30	204	266	1.25%	-11.3%	12/31/2021	1.31	0	0	1.00%	-11.0%	12/31/2021	1.32	0	0	0.75%	-10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	39.7%	12/31/2025	$1.53	0	$0	0.25%	40.0%	12/31/2025	$1.56	0	$0	0.00%	40.4%
12/31/2024	1.08	0	0	0.50%	3.1%	12/31/2024	1.09	0	0	0.25%	3.3%	12/31/2024	1.11	0	0	0.00%	3.6%
12/31/2023	1.05	0	0	0.50%	6.9%	12/31/2023	1.06	0	0	0.25%	7.2%	12/31/2023	1.07	0	0	0.00%	7.4%
12/31/2022	0.98	0	0	0.50%	-26.0%	12/31/2022	0.99	0	0	0.25%	-25.8%	12/31/2022	1.00	0	0	0.00%	-25.6%
12/31/2021	1.32	0	0	0.50%	-10.6%	12/31/2021	1.33	0	0	0.25%	-10.4%	12/31/2021	1.34	0	0	0.00%	-10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.0%
2023	1.8%
2022	0.7%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Value Fund R6 Class - 06-44Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$355,070	$346,945	12,176
Receivables: investments sold	-
Payables: investments purchased	(9,509)
Net assets	$345,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,561	204,040	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$345,561	204,040

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,840
Mortality & expense charges			(4,085)
Net investment income (loss)			(245)

Gain (loss) on investments:
Net realized gain (loss)			(285)
Realized gain distributions			27,246
Net change in unrealized appreciation (depreciation)			10,042
Net gain (loss)			37,003

Increase (decrease) in net assets from operations			$36,758

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(245)	$(164)
Net realized gain (loss)		(285)	431
Realized gain distributions		27,246	16,859
Net change in unrealized appreciation (depreciation)		10,042	4,053

Increase (decrease) in net assets from operations		36,758	21,179

Contract owner transactions:
Proceeds from units sold		70,279	112,002
Cost of units redeemed		(73,357)	(50,370)
Account charges		(209)	(184)
Increase (decrease)		(3,287)	61,448
Net increase (decrease)		33,471	82,627
Net assets, beginning		312,090	229,463
Net assets, ending		$345,561	$312,090

Units sold		48,063	75,938
Units redeemed		(48,601)	(33,586)
Net increase (decrease)		(538)	42,352
Units outstanding, beginning		204,578	162,226
Units outstanding, ending		204,040	204,578

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$480,388
Cost of units redeemed/account charges			(205,230)
Net investment income (loss)			1,186
Net realized gain (loss)			(3,521)
Realized gain distributions			64,613
Net change in unrealized appreciation (depreciation)			8,125
Net assets			$345,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	204	$346	1.25%	11.0%	12/31/2025	$1.72	0	$0	1.00%	11.3%	12/31/2025	$1.75	0	$0	0.75%	11.6%
12/31/2024	1.53	205	312	1.25%	7.9%	12/31/2024	1.55	0	0	1.00%	8.1%	12/31/2024	1.57	0	0	0.75%	8.4%
12/31/2023	1.41	162	229	1.25%	11.9%	12/31/2023	1.43	0	0	1.00%	12.2%	12/31/2023	1.45	0	0	0.75%	12.5%
12/31/2022	1.26	131	166	1.25%	-14.3%	12/31/2022	1.28	0	0	1.00%	-14.1%	12/31/2022	1.29	0	0	0.75%	-13.9%
12/31/2021	1.48	40	59	1.25%	31.3%	12/31/2021	1.48	0	0	1.00%	31.7%	12/31/2021	1.49	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	11.9%	12/31/2025	$1.81	0	$0	0.25%	12.1%	12/31/2025	$1.84	0	$0	0.00%	12.4%
12/31/2024	1.59	0	0	0.50%	8.7%	12/31/2024	1.61	0	0	0.25%	8.9%	12/31/2024	1.63	0	0	0.00%	9.2%
12/31/2023	1.46	0	0	0.50%	12.7%	12/31/2023	1.48	0	0	0.25%	13.0%	12/31/2023	1.50	0	0	0.00%	13.3%
12/31/2022	1.30	0	0	0.50%	-13.7%	12/31/2022	1.31	0	0	0.25%	-13.4%	12/31/2022	1.32	0	0	0.00%	-13.2%
12/31/2021	1.50	0	0	0.50%	32.3%	12/31/2021	1.51	0	0	0.25%	32.7%	12/31/2021	1.52	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.2%
2023	1.9%
2022	1.1%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	1.25%	12.2%	12/31/2025	$1.36	0	$0	1.00%	12.5%	12/31/2025	$1.39	0	$0	0.75%	12.7%
12/31/2024	1.20	0	0	1.25%	6.1%	12/31/2024	1.21	0	0	1.00%	6.4%	12/31/2024	1.23	0	0	0.75%	6.6%
12/31/2023	1.13	0	0	1.25%	8.1%	12/31/2023	1.14	0	0	1.00%	8.3%	12/31/2023	1.15	0	0	0.75%	8.6%
12/31/2022	1.04	0	0	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.06	0	0	0.75%	-13.4%
12/31/2021	1.21	0	0	1.25%	7.9%	12/31/2021	1.22	0	0	1.00%	8.2%	12/31/2021	1.23	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	0.50%	13.0%	12/31/2025	$1.43	0	$0	0.25%	13.3%	12/31/2025	$1.46	0	$0	0.00%	13.6%
12/31/2024	1.25	0	0	0.50%	6.9%	12/31/2024	1.27	0	0	0.25%	7.2%	12/31/2024	1.28	0	0	0.00%	7.5%
12/31/2023	1.17	0	0	0.50%	8.9%	12/31/2023	1.18	0	0	0.25%	9.2%	12/31/2023	1.20	0	0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	-13.2%	12/31/2022	1.08	0	0	0.25%	-13.0%	12/31/2022	1.09	0	0	0.00%	-12.7%
12/31/2021	1.23	0	0	0.50%	8.8%	12/31/2021	1.24	0	0	0.25%	9.0%	12/31/2021	1.25	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Plus Bond Fund R6 Class - 06-3W6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,675,459	$3,784,500	511,451
Receivables: investments sold	68,364
Payables: investments purchased	-
Net assets	$3,743,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,743,823	3,450,779	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$3,743,823	3,450,779

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$167,771
Mortality & expense charges			(41,832)
Net investment income (loss)			125,939

Gain (loss) on investments:
Net realized gain (loss)			(14,031)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			103,799
Net gain (loss)			89,768

Increase (decrease) in net assets from operations			$215,707

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$125,939	$90,460
Net realized gain (loss)		(14,031)	(19,216)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		103,799	(23,629)

Increase (decrease) in net assets from operations		215,707	47,615

Contract owner transactions:
Proceeds from units sold		918,486	964,671
Cost of units redeemed		(239,002)	(212,887)
Account charges		(2,493)	(1,509)
Increase (decrease)		676,991	750,275
Net increase (decrease)		892,698	797,890
Net assets, beginning		2,851,125	2,053,235
Net assets, ending		$3,743,823	$2,851,125

Units sold		907,513	964,240
Units redeemed		(261,273)	(214,062)
Net increase (decrease)		646,240	750,178
Units outstanding, beginning		2,804,539	2,054,361
Units outstanding, ending		3,450,779	2,804,539

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,994,718
Cost of units redeemed/account charges			(2,380,760)
Net investment income (loss)			331,308
Net realized gain (loss)			(114,158)
Realized gain distributions			21,756
Net change in unrealized appreciation (depreciation)			(109,041)
Net assets			$3,743,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	3,451	$3,744	1.25%	6.7%	12/31/2025	$1.10	0	$0	1.00%	7.0%	12/31/2025	$1.12	0	$0	0.75%	7.3%
12/31/2024	1.02	2,805	2,851	1.25%	1.7%	12/31/2024	1.03	0	0	1.00%	2.0%	12/31/2024	1.05	0	0	0.75%	2.2%
12/31/2023	1.00	2,054	2,053	1.25%	5.0%	12/31/2023	1.01	0	0	1.00%	5.3%	12/31/2023	1.02	0	0	0.75%	5.5%
12/31/2022	0.95	1,634	1,556	1.25%	-13.8%	12/31/2022	0.96	0	0	1.00%	-13.6%	12/31/2022	0.97	0	0	0.75%	-13.4%
12/31/2021	1.10	1,705	1,883	1.25%	-1.3%	12/31/2021	1.11	0	0	1.00%	-1.1%	12/31/2021	1.12	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	7.5%	12/31/2025	$1.16	0	$0	0.25%	7.8%	12/31/2025	$1.18	0	$0	0.00%	8.1%
12/31/2024	1.06	0	0	0.50%	2.5%	12/31/2024	1.08	0	0	0.25%	2.7%	12/31/2024	1.09	0	0	0.00%	3.0%
12/31/2023	1.04	0	0	0.50%	5.8%	12/31/2023	1.05	0	0	0.25%	6.0%	12/31/2023	1.06	0	0	0.00%	6.3%
12/31/2022	0.98	0	0	0.50%	-13.2%	12/31/2022	0.99	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.13	0	0	0.50%	-0.6%	12/31/2021	1.14	0	0	0.25%	-0.4%	12/31/2021	1.14	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	5.0%
2023	4.2%
2022	3.0%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire Income R6 Class - 06-47H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,103	$199,465	13,106
Receivables: investments sold	498
Payables: investments purchased	-
Net assets	$215,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$215,601	164,968	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$215,601	164,968

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,213
Mortality & expense charges			(2,634)
Net investment income (loss)			4,579

Gain (loss) on investments:
Net realized gain (loss)			4,138
Realized gain distributions			3,154
Net change in unrealized appreciation (depreciation)			11,250
Net gain (loss)			18,542

Increase (decrease) in net assets from operations			$23,121

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,579	$5,852
Net realized gain (loss)		4,138	437
Realized gain distributions		3,154	-
Net change in unrealized appreciation (depreciation)		11,250	4,388

Increase (decrease) in net assets from operations		23,121	10,677

Contract owner transactions:
Proceeds from units sold		58,893	186,650
Cost of units redeemed		(59,092)	(4,321)
Account charges		(303)	(24)
Increase (decrease)		(502)	182,305
Net increase (decrease)		22,619	192,982
Net assets, beginning		192,982	-
Net assets, ending		$215,601	$192,982

Units sold		49,699	167,526
Units redeemed		(48,638)	(3,619)
Net increase (decrease)		1,061	163,907
Units outstanding, beginning		163,907	-
Units outstanding, ending		164,968	163,907

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$245,543
Cost of units redeemed/account charges			(63,740)
Net investment income (loss)			10,431
Net realized gain (loss)			4,575
Realized gain distributions			3,154
Net change in unrealized appreciation (depreciation)			15,638
Net assets			$215,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	165	$216	1.25%	11.0%	12/31/2025	$1.33	0	$0	1.00%	11.3%	12/31/2025	$1.35	0	$0	0.75%	11.6%
12/31/2024	1.18	164	193	1.25%	6.8%	12/31/2024	1.19	0	0	1.00%	7.1%	12/31/2024	1.21	0	0	0.75%	7.4%
12/31/2023	1.10	0	0	1.25%	10.7%	12/31/2023	1.11	0	0	1.00%	10.9%	12/31/2023	1.13	0	0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.18	0	0	1.00%	5.1%	12/31/2021	1.18	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	11.8%	12/31/2025	$1.39	0	$0	0.25%	12.1%	12/31/2025	$1.41	0	$0	0.00%	12.4%
12/31/2024	1.23	0	0	0.50%	7.6%	12/31/2024	1.24	0	0	0.25%	7.9%	12/31/2024	1.26	0	0	0.00%	8.2%
12/31/2023	1.14	0	0	0.50%	11.5%	12/31/2023	1.15	0	0	0.25%	11.8%	12/31/2023	1.16	0	0	0.00%	12.1%
12/31/2022	1.02	0	0	0.50%	-14.3%	12/31/2022	1.03	0	0	0.25%	-14.1%	12/31/2022	1.04	0	0	0.00%	-13.9%
12/31/2021	1.19	0	0	0.50%	5.7%	12/31/2021	1.20	0	0	0.25%	5.9%	12/31/2021	1.21	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	7.7%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UndscvrdMgrs Behavioral Val R6 Class - 06-4FX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,310,211	$6,648,379	82,057
Receivables: investments sold	129,688
Payables: investments purchased	-
Net assets	$6,439,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,439,899	3,872,822	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$6,439,899	3,872,822

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$127,107
Mortality & expense charges			(113,088)
Net investment income (loss)			14,019

Gain (loss) on investments:
Net realized gain (loss)			34,914
Realized gain distributions			435,935
Net change in unrealized appreciation (depreciation)			(501,282)
Net gain (loss)			(30,433)

Increase (decrease) in net assets from operations			$(16,414)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,019	$114,260
Net realized gain (loss)		34,914	196,116
Realized gain distributions		435,935	237,518
Net change in unrealized appreciation (depreciation)		(501,282)	163,027

Increase (decrease) in net assets from operations		(16,414)	710,921

Contract owner transactions:
Proceeds from units sold		2,311,615	10,686,145
Cost of units redeemed		(4,888,637)	(2,325,927)
Account charges		(28,213)	(14,389)
Increase (decrease)		(2,605,235)	8,345,829
Net increase (decrease)		(2,621,649)	9,056,750
Net assets, beginning		9,061,548	4,798
Net assets, ending		$6,439,899	$9,061,548

Units sold		1,456,974	7,117,546
Units redeemed		(3,064,921)	(1,639,939)
Net increase (decrease)		(1,607,947)	5,477,607
Units outstanding, beginning		5,480,769	3,162
Units outstanding, ending		3,872,822	5,480,769

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,003,558
Cost of units redeemed/account charges			(7,258,607)
Net investment income (loss)			128,351
Net realized gain (loss)			231,029
Realized gain distributions			673,736
Net change in unrealized appreciation (depreciation)			(338,168)
Net assets			$6,439,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	3,873	$6,440	1.25%	0.6%	12/31/2025	$1.69	0	$0	1.00%	0.8%	12/31/2025	$1.71	0	$0	0.75%	1.1%
12/31/2024	1.65	5,481	9,062	1.25%	9.0%	12/31/2024	1.67	0	0	1.00%	9.2%	12/31/2024	1.70	0	0	0.75%	9.5%
12/31/2023	1.52	3	5	1.25%	13.1%	12/31/2023	1.53	0	0	1.00%	13.4%	12/31/2023	1.55	0	0	0.75%	13.7%
12/31/2022	1.34	0	0	1.25%	-2.3%	12/31/2022	1.35	0	0	1.00%	-2.1%	12/31/2022	1.36	0	0	0.75%	-1.8%
12/31/2021	1.37	0	0	1.25%	32.8%	12/31/2021	1.38	0	0	1.00%	33.2%	12/31/2021	1.39	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	1.3%	12/31/2025	$1.77	0	$0	0.25%	1.6%	12/31/2025	$1.79	0	$0	0.00%	1.8%
12/31/2024	1.72	0	0	0.50%	9.8%	12/31/2024	1.74	0	0	0.25%	10.1%	12/31/2024	1.76	0	0	0.00%	10.4%
12/31/2023	1.56	0	0	0.50%	14.0%	12/31/2023	1.58	0	0	0.25%	14.3%	12/31/2023	1.60	0	0	0.00%	14.6%
12/31/2022	1.37	0	0	0.50%	-1.6%	12/31/2022	1.38	0	0	0.25%	-1.3%	12/31/2022	1.39	0	0	0.00%	-1.1%
12/31/2021	1.39	0	0	0.50%	33.8%	12/31/2021	1.40	0	0	0.25%	34.2%	12/31/2021	1.41	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.7%
2023	3.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Allocation R6 Class - 06-4FH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,307	$11,550	583
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$12,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,314	8,688	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$12,314	8,688

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$342
Mortality & expense charges			(145)
Net investment income (loss)			197

Gain (loss) on investments:
Net realized gain (loss)			920
Realized gain distributions			811
Net change in unrealized appreciation (depreciation)			(382)
Net gain (loss)			1,349

Increase (decrease) in net assets from operations			$1,546

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$197	$196
Net realized gain (loss)		920	16
Realized gain distributions		811	-
Net change in unrealized appreciation (depreciation)		(382)	497

Increase (decrease) in net assets from operations		1,546	709

Contract owner transactions:
Proceeds from units sold		3,587	6,479
Cost of units redeemed		(8,757)	-
Account charges		-	-
Increase (decrease)		(5,170)	6,479
Net increase (decrease)		(3,624)	7,188
Net assets, beginning		15,938	8,750
Net assets, ending		$12,314	$15,938

Units sold		2,737	5,257
Units redeemed		(6,825)	-
Net increase (decrease)		(4,088)	5,257
Units outstanding, beginning		12,776	7,519
Units outstanding, ending		8,688	12,776

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,346
Cost of units redeemed/account charges			(13,795)
Net investment income (loss)			406
Net realized gain (loss)			789
Realized gain distributions			811
Net change in unrealized appreciation (depreciation)			757
Net assets			$12,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	9	$12	1.25%	13.6%	12/31/2025	$1.44	0	$0	1.00%	13.9%	12/31/2025	$1.46	0	$0	0.75%	14.2%
12/31/2024	1.25	13	16	1.25%	7.2%	12/31/2024	1.26	0	0	1.00%	7.5%	12/31/2024	1.28	0	0	0.75%	7.7%
12/31/2023	1.16	8	9	1.25%	11.6%	12/31/2023	1.18	0	0	1.00%	11.8%	12/31/2023	1.19	0	0	0.75%	12.1%
12/31/2022	1.04	2	2	1.25%	-19.5%	12/31/2022	1.05	0	0	1.00%	-19.2%	12/31/2022	1.06	0	0	0.75%	-19.0%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.30	0	0	1.00%	8.5%	12/31/2021	1.31	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	14.5%	12/31/2025	$1.51	0	$0	0.25%	14.8%	12/31/2025	$1.53	0	$0	0.00%	15.1%
12/31/2024	1.30	0	0	0.50%	8.0%	12/31/2024	1.31	0	0	0.25%	8.3%	12/31/2024	1.33	0	0	0.00%	8.6%
12/31/2023	1.20	0	0	0.50%	12.4%	12/31/2023	1.21	0	0	0.25%	12.7%	12/31/2023	1.23	0	0	0.00%	13.0%
12/31/2022	1.07	0	0	0.50%	-18.8%	12/31/2022	1.08	0	0	0.25%	-18.6%	12/31/2022	1.09	0	0	0.00%	-18.4%
12/31/2021	1.32	0	0	0.50%	9.1%	12/31/2021	1.32	0	0	0.25%	9.3%	12/31/2021	1.33	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.9%
2023	0.0%
2022	9.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2025 R6 Class - 06-46T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,643	$68,388	4,104
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$71,673

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,673	51,472	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$71,673	51,472

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,647
Mortality & expense charges			(1,850)
Net investment income (loss)			797

Gain (loss) on investments:
Net realized gain (loss)			25,823
Realized gain distributions			2,383
Net change in unrealized appreciation (depreciation)			(12,005)
Net gain (loss)			16,201

Increase (decrease) in net assets from operations			$16,998

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$797	$5,133
Net realized gain (loss)		25,823	2,353
Realized gain distributions		2,383	1,979
Net change in unrealized appreciation (depreciation)		(12,005)	3,076

Increase (decrease) in net assets from operations		16,998	12,541

Contract owner transactions:
Proceeds from units sold		28,693	27,131
Cost of units redeemed		(174,133)	(27,982)
Account charges		(83)	(164)
Increase (decrease)		(145,523)	(1,015)
Net increase (decrease)		(128,525)	11,526
Net assets, beginning		200,198	188,672
Net assets, ending		$71,673	$200,198

Units sold		21,842	22,120
Units redeemed		(130,380)	(24,010)
Net increase (decrease)		(108,538)	(1,890)
Units outstanding, beginning		160,010	161,900
Units outstanding, ending		51,472	160,010

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$219,035
Cost of units redeemed/account charges			(202,609)
Net investment income (loss)			13,287
Net realized gain (loss)			28,239
Realized gain distributions			10,466
Net change in unrealized appreciation (depreciation)			3,255
Net assets			$71,673

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	51	$72	1.25%	11.3%	12/31/2025	$1.41	0	$0	1.00%	11.6%	12/31/2025	$1.44	0	$0	0.75%	11.9%
12/31/2024	1.25	160	200	1.25%	7.4%	12/31/2024	1.27	0	0	1.00%	7.6%	12/31/2024	1.29	0	0	0.75%	7.9%
12/31/2023	1.17	162	189	1.25%	12.2%	12/31/2023	1.18	0	0	1.00%	12.4%	12/31/2023	1.19	0	0	0.75%	12.7%
12/31/2022	1.04	140	145	1.25%	-16.6%	12/31/2022	1.05	0	0	1.00%	-16.3%	12/31/2022	1.06	0	0	0.75%	-16.1%
12/31/2021	1.25	0	0	1.25%	7.4%	12/31/2021	1.25	0	0	1.00%	7.7%	12/31/2021	1.26	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	12.1%	12/31/2025	$1.48	0	$0	0.25%	12.4%	12/31/2025	$1.51	0	$0	0.00%	12.7%
12/31/2024	1.30	0	0	0.50%	8.2%	12/31/2024	1.32	0	0	0.25%	8.4%	12/31/2024	1.34	0	0	0.00%	8.7%
12/31/2023	1.20	0	0	0.50%	13.0%	12/31/2023	1.22	0	0	0.25%	13.3%	12/31/2023	1.23	0	0	0.00%	13.6%
12/31/2022	1.07	0	0	0.50%	-15.9%	12/31/2022	1.07	0	0	0.25%	-15.7%	12/31/2022	1.08	0	0	0.00%	-15.5%
12/31/2021	1.27	0	0	0.50%	8.2%	12/31/2021	1.27	0	0	0.25%	8.5%	12/31/2021	1.28	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	3.9%
2023	3.5%
2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2030 R6 Class - 06-46V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,236	$12,425	666
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$13,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,242	8,826	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$13,242	8,826

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$428
Mortality & expense charges			(243)
Net investment income (loss)			185

Gain (loss) on investments:
Net realized gain (loss)			2,368
Realized gain distributions			334
Net change in unrealized appreciation (depreciation)			(298)
Net gain (loss)			2,404

Increase (decrease) in net assets from operations			$2,589

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$185	$480
Net realized gain (loss)		2,368	909
Realized gain distributions		334	468
Net change in unrealized appreciation (depreciation)		(298)	(1)

Increase (decrease) in net assets from operations		2,589	1,856

Contract owner transactions:
Proceeds from units sold		5,886	7,783
Cost of units redeemed		(17,534)	(6,116)
Account charges		(7)	(12)
Increase (decrease)		(11,655)	1,655
Net increase (decrease)		(9,066)	3,511
Net assets, beginning		22,308	18,797
Net assets, ending		$13,242	$22,308

Units sold		4,253	6,020
Units redeemed		(12,232)	(4,625)
Net increase (decrease)		(7,979)	1,395
Units outstanding, beginning		16,805	15,410
Units outstanding, ending		8,826	16,805

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$102,484
Cost of units redeemed/account charges			(99,537)
Net investment income (loss)			2,788
Net realized gain (loss)			1,528
Realized gain distributions			5,168
Net change in unrealized appreciation (depreciation)			811
Net assets			$13,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	9	$13	1.25%	13.0%	12/31/2025	$1.52	0	$0	1.00%	13.3%	12/31/2025	$1.55	0	$0	0.75%	13.6%
12/31/2024	1.33	17	22	1.25%	8.8%	12/31/2024	1.35	0	0	1.00%	9.1%	12/31/2024	1.36	0	0	0.75%	9.4%
12/31/2023	1.22	15	19	1.25%	14.2%	12/31/2023	1.23	0	0	1.00%	14.4%	12/31/2023	1.25	0	0	0.75%	14.7%
12/31/2022	1.07	4	4	1.25%	-17.5%	12/31/2022	1.08	0	0	1.00%	-17.3%	12/31/2022	1.09	0	0	0.75%	-17.1%
12/31/2021	1.30	0	0	1.25%	9.5%	12/31/2021	1.30	0	0	1.00%	9.8%	12/31/2021	1.31	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	13.9%	12/31/2025	$1.60	0	$0	0.25%	14.2%	12/31/2025	$1.62	0	$0	0.00%	14.4%
12/31/2024	1.38	0	0	0.50%	9.6%	12/31/2024	1.40	0	0	0.25%	9.9%	12/31/2024	1.42	0	0	0.00%	10.2%
12/31/2023	1.26	0	0	0.50%	15.0%	12/31/2023	1.27	0	0	0.25%	15.3%	12/31/2023	1.29	0	0	0.00%	15.6%
12/31/2022	1.10	0	0	0.50%	-16.9%	12/31/2022	1.10	0	0	0.25%	-16.7%	12/31/2022	1.11	0	0	0.00%	-16.5%
12/31/2021	1.32	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.33	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	3.7%
2023	4.5%
2022	96.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2035 R6 Class - 06-46W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,905	$22,820	1,203
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$25,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,916	15,714	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$25,916	15,714

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$734
Mortality & expense charges			(1,063)
Net investment income (loss)			(329)

Gain (loss) on investments:
Net realized gain (loss)			26,463
Realized gain distributions			764
Net change in unrealized appreciation (depreciation)			(14,117)
Net gain (loss)			13,110

Increase (decrease) in net assets from operations			$12,781

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(329)	$2,215
Net realized gain (loss)		26,463	1,047
Realized gain distributions		764	2,489
Net change in unrealized appreciation (depreciation)		(14,117)	6,369

Increase (decrease) in net assets from operations		12,781	12,120

Contract owner transactions:
Proceeds from units sold		5,708	6,179
Cost of units redeemed		(119,567)	(6,167)
Account charges		(56)	(135)
Increase (decrease)		(113,915)	(123)
Net increase (decrease)		(101,134)	11,997
Net assets, beginning		127,050	115,053
Net assets, ending		$25,916	$127,050

Units sold		3,759	4,414
Units redeemed		(76,091)	(4,616)
Net increase (decrease)		(72,332)	(202)
Units outstanding, beginning		88,046	88,248
Units outstanding, ending		15,714	88,046

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$110,884
Cost of units redeemed/account charges			(128,776)
Net investment income (loss)			4,936
Net realized gain (loss)			27,712
Realized gain distributions			8,075
Net change in unrealized appreciation (depreciation)			3,085
Net assets			$25,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	16	$26	1.25%	14.3%	12/31/2025	$1.68	0	$0	1.00%	14.6%	12/31/2025	$1.70	0	$0	0.75%	14.9%
12/31/2024	1.44	88	127	1.25%	10.7%	12/31/2024	1.46	0	0	1.00%	11.0%	12/31/2024	1.48	0	0	0.75%	11.2%
12/31/2023	1.30	88	115	1.25%	16.1%	12/31/2023	1.32	0	0	1.00%	16.4%	12/31/2023	1.33	0	0	0.75%	16.7%
12/31/2022	1.12	69	78	1.25%	-18.2%	12/31/2022	1.13	0	0	1.00%	-18.0%	12/31/2022	1.14	0	0	0.75%	-17.8%
12/31/2021	1.37	0	0	1.25%	12.6%	12/31/2021	1.38	0	0	1.00%	12.9%	12/31/2021	1.39	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	0.50%	15.1%	12/31/2025	$1.76	0	$0	0.25%	15.4%	12/31/2025	$1.79	0	$0	0.00%	15.7%
12/31/2024	1.50	0	0	0.50%	11.5%	12/31/2024	1.52	0	0	0.25%	11.8%	12/31/2024	1.54	0	0	0.00%	12.1%
12/31/2023	1.35	0	0	0.50%	16.9%	12/31/2023	1.36	0	0	0.25%	17.2%	12/31/2023	1.38	0	0	0.00%	17.5%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.40	0	0	0.50%	13.5%	12/31/2021	1.40	0	0	0.25%	13.8%	12/31/2021	1.41	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	3.1%
2023	2.8%
2022	4.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2040 R6 Class - 06-46X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,454)
Net investment income (loss)			(1,454)

Gain (loss) on investments:
Net realized gain (loss)			53,110
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,832)
Net gain (loss)			21,278

Increase (decrease) in net assets from operations			$19,824

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,454)	$2,952
Net realized gain (loss)		53,110	412
Realized gain distributions		-	4,483
Net change in unrealized appreciation (depreciation)		(31,832)	12,376

Increase (decrease) in net assets from operations		19,824	20,223

Contract owner transactions:
Proceeds from units sold		6,470	10,674
Cost of units redeemed		(224,656)	-
Account charges		(104)	(191)
Increase (decrease)		(218,290)	10,483
Net increase (decrease)		(198,466)	30,706
Net assets, beginning		198,466	167,760
Net assets, ending		$-	$198,466

Units sold		4,172	7,299
Units redeemed		(135,096)	(128)
Net increase (decrease)		(130,924)	7,171
Units outstanding, beginning		130,924	123,753
Units outstanding, ending		-	130,924

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$153,539
Cost of units redeemed/account charges			(227,799)
Net investment income (loss)			5,628
Net realized gain (loss)			53,972
Realized gain distributions			14,660
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	1.25%	15.4%	12/31/2025	$1.78	0	$0	1.00%	15.7%	12/31/2025	$1.81	0	$0	0.75%	16.0%
12/31/2024	1.52	131	198	1.25%	11.8%	12/31/2024	1.54	0	0	1.00%	12.1%	12/31/2024	1.56	0	0	0.75%	12.4%
12/31/2023	1.36	124	168	1.25%	17.5%	12/31/2023	1.37	0	0	1.00%	17.8%	12/31/2023	1.39	0	0	0.75%	18.1%
12/31/2022	1.15	118	136	1.25%	-18.7%	12/31/2022	1.16	0	0	1.00%	-18.5%	12/31/2022	1.17	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	14.4%	12/31/2021	1.43	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	16.3%	12/31/2025	$1.86	0	$0	0.25%	16.6%	12/31/2025	$1.89	0	$0	0.00%	16.9%
12/31/2024	1.58	0	0	0.50%	12.7%	12/31/2024	1.60	0	0	0.25%	13.0%	12/31/2024	1.62	0	0	0.00%	13.2%
12/31/2023	1.40	0	0	0.50%	18.4%	12/31/2023	1.42	0	0	0.25%	18.7%	12/31/2023	1.43	0	0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-18.0%	12/31/2022	1.19	0	0	0.25%	-17.8%	12/31/2022	1.20	0	0	0.00%	-17.6%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.46	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	2.9%
2023	2.3%
2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2045 R6 Class - 06-46Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,954	$12,260	532
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$12,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,959	7,096	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$12,959	7,096

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$301
Mortality & expense charges			(800)
Net investment income (loss)			(499)

Gain (loss) on investments:
Net realized gain (loss)			25,143
Realized gain distributions			373
Net change in unrealized appreciation (depreciation)			(13,589)
Net gain (loss)			11,927

Increase (decrease) in net assets from operations			$11,428

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(499)	$1,294
Net realized gain (loss)		25,143	157
Realized gain distributions		373	2,003
Net change in unrealized appreciation (depreciation)		(13,589)	6,260

Increase (decrease) in net assets from operations		11,428	9,714

Contract owner transactions:
Proceeds from units sold		12,612	15,990
Cost of units redeemed		(108,228)	-
Account charges		(49)	(85)
Increase (decrease)		(95,665)	15,905
Net increase (decrease)		(84,237)	25,619
Net assets, beginning		97,196	71,577
Net assets, ending		$12,959	$97,196

Units sold		7,685	10,541
Units redeemed		(62,419)	(55)
Net increase (decrease)		(54,734)	10,486
Units outstanding, beginning		61,830	51,344
Units outstanding, ending		7,096	61,830

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$88,544
Cost of units redeemed/account charges			(110,497)
Net investment income (loss)			2,220
Net realized gain (loss)			25,302
Realized gain distributions			6,696
Net change in unrealized appreciation (depreciation)			694
Net assets			$12,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	7	$13	1.25%	16.2%	12/31/2025	$1.86	0	$0	1.00%	16.5%	12/31/2025	$1.88	0	$0	0.75%	16.8%
12/31/2024	1.57	62	97	1.25%	12.8%	12/31/2024	1.59	0	0	1.00%	13.0%	12/31/2024	1.61	0	0	0.75%	13.3%
12/31/2023	1.39	51	72	1.25%	18.5%	12/31/2023	1.41	0	0	1.00%	18.8%	12/31/2023	1.42	0	0	0.75%	19.1%
12/31/2022	1.18	43	51	1.25%	-19.1%	12/31/2022	1.19	0	0	1.00%	-18.9%	12/31/2022	1.20	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	17.0%	12/31/2025	$1.95	0	$0	0.25%	17.3%	12/31/2025	$1.98	0	$0	0.00%	17.6%
12/31/2024	1.64	0	0	0.50%	13.6%	12/31/2024	1.66	0	0	0.25%	13.9%	12/31/2024	1.68	0	0	0.00%	14.2%
12/31/2023	1.44	0	0	0.50%	19.4%	12/31/2023	1.46	0	0	0.25%	19.7%	12/31/2023	1.47	0	0	0.00%	20.0%
12/31/2022	1.21	0	0	0.50%	-18.5%	12/31/2022	1.22	0	0	0.25%	-18.3%	12/31/2022	1.23	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	2.8%
2023	2.2%
2022	3.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2050 R6 Class - 06-47C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,305	$6,703	287
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,308	3,959	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$7,308	3,959

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$160
Mortality & expense charges			(412)
Net investment income (loss)			(252)

Gain (loss) on investments:
Net realized gain (loss)			12,776
Realized gain distributions			217
Net change in unrealized appreciation (depreciation)			(6,650)
Net gain (loss)			6,343

Increase (decrease) in net assets from operations			$6,091

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(252)	$561
Net realized gain (loss)		12,776	1,282
Realized gain distributions		217	210
Net change in unrealized appreciation (depreciation)		(6,650)	3,442

Increase (decrease) in net assets from operations		6,091	5,495

Contract owner transactions:
Proceeds from units sold		6,451	10,466
Cost of units redeemed		(53,514)	(5,009)
Account charges		(24)	(79)
Increase (decrease)		(47,087)	5,378
Net increase (decrease)		(40,996)	10,873
Net assets, beginning		48,304	37,431
Net assets, ending		$7,308	$48,304

Units sold		3,998	6,875
Units redeemed		(30,583)	(3,149)
Net increase (decrease)		(26,585)	3,726
Units outstanding, beginning		30,544	26,818
Units outstanding, ending		3,959	30,544

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,887
Cost of units redeemed/account charges			(61,120)
Net investment income (loss)			915
Net realized gain (loss)			14,189
Realized gain distributions			1,835
Net change in unrealized appreciation (depreciation)			602
Net assets			$7,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	4	$7	1.25%	16.7%	12/31/2025	$1.88	0	$0	1.00%	17.0%	12/31/2025	$1.91	0	$0	0.75%	17.3%
12/31/2024	1.58	31	48	1.25%	13.3%	12/31/2024	1.60	0	0	1.00%	13.6%	12/31/2024	1.62	0	0	0.75%	13.9%
12/31/2023	1.40	27	37	1.25%	18.9%	12/31/2023	1.41	0	0	1.00%	19.2%	12/31/2023	1.43	0	0	0.75%	19.5%
12/31/2022	1.17	15	18	1.25%	-19.2%	12/31/2022	1.18	0	0	1.00%	-19.0%	12/31/2022	1.19	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.1%	12/31/2021	1.46	0	0	1.00%	16.4%	12/31/2021	1.47	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	17.6%	12/31/2025	$1.97	0	$0	0.25%	17.9%	12/31/2025	$2.00	0	$0	0.00%	18.2%
12/31/2024	1.65	0	0	0.50%	14.2%	12/31/2024	1.67	0	0	0.25%	14.4%	12/31/2024	1.69	0	0	0.00%	14.7%
12/31/2023	1.44	0	0	0.50%	19.8%	12/31/2023	1.46	0	0	0.25%	20.1%	12/31/2023	1.47	0	0	0.00%	20.4%
12/31/2022	1.20	0	0	0.50%	-18.6%	12/31/2022	1.21	0	0	0.25%	-18.4%	12/31/2022	1.22	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.0%	12/31/2021	1.49	0	0	0.25%	17.3%	12/31/2021	1.50	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	2.6%
2023	2.5%
2022	3.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2055 R6 Class - 06-47F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,155	$7,619	265
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$8,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,158	4,418	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$8,158	4,418

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$178
Mortality & expense charges			(280)
Net investment income (loss)			(102)

Gain (loss) on investments:
Net realized gain (loss)			8,244
Realized gain distributions			204
Net change in unrealized appreciation (depreciation)			(4,609)
Net gain (loss)			3,839

Increase (decrease) in net assets from operations			$3,737

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(102)	$365
Net realized gain (loss)		8,244	1,177
Realized gain distributions		204	69
Net change in unrealized appreciation (depreciation)		(4,609)	2,220

Increase (decrease) in net assets from operations		3,737	3,831

Contract owner transactions:
Proceeds from units sold		6,428	8,017
Cost of units redeemed		(34,786)	(5,088)
Account charges		(89)	(75)
Increase (decrease)		(28,447)	2,854
Net increase (decrease)		(24,710)	6,685
Net assets, beginning		32,868	26,183
Net assets, ending		$8,158	$32,868

Units sold		3,868	5,282
Units redeemed		(20,226)	(3,250)
Net increase (decrease)		(16,358)	2,032
Units outstanding, beginning		20,776	18,744
Units outstanding, ending		4,418	20,776

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$36,196
Cost of units redeemed/account charges			(40,092)
Net investment income (loss)			719
Net realized gain (loss)			9,434
Realized gain distributions			1,365
Net change in unrealized appreciation (depreciation)			536
Net assets			$8,158

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	4	$8	1.25%	16.7%	12/31/2025	$1.88	0	$0	1.00%	17.0%	12/31/2025	$1.91	0	$0	0.75%	17.3%
12/31/2024	1.58	21	33	1.25%	13.3%	12/31/2024	1.60	0	0	1.00%	13.5%	12/31/2024	1.62	0	0	0.75%	13.8%
12/31/2023	1.40	19	26	1.25%	18.8%	12/31/2023	1.41	0	0	1.00%	19.1%	12/31/2023	1.43	0	0	0.75%	19.4%
12/31/2022	1.18	12	15	1.25%	-19.2%	12/31/2022	1.19	0	0	1.00%	-19.0%	12/31/2022	1.20	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	17.6%	12/31/2025	$1.97	0	$0	0.25%	17.9%	12/31/2025	$2.00	0	$0	0.00%	18.2%
12/31/2024	1.65	0	0	0.50%	14.1%	12/31/2024	1.67	0	0	0.25%	14.4%	12/31/2024	1.69	0	0	0.00%	14.7%
12/31/2023	1.44	0	0	0.50%	19.7%	12/31/2023	1.46	0	0	0.25%	20.0%	12/31/2023	1.47	0	0	0.00%	20.3%
12/31/2022	1.21	0	0	0.50%	-18.6%	12/31/2022	1.22	0	0	0.25%	-18.4%	12/31/2022	1.23	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	2.6%
2023	2.3%
2022	3.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2060 R6 Class - 06-47G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,988	$7,323	306
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$7,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,957	4,313	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.93
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$7,957	4,313

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$172
Mortality & expense charges			(304)
Net investment income (loss)			(132)

Gain (loss) on investments:
Net realized gain (loss)			7,456
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			(2,934)
Net gain (loss)			4,694

Increase (decrease) in net assets from operations			$4,562

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132)	$420
Net realized gain (loss)		7,456	100
Realized gain distributions		172	258
Net change in unrealized appreciation (depreciation)		(2,934)	1,968

Increase (decrease) in net assets from operations		4,562	2,746

Contract owner transactions:
Proceeds from units sold		9,555	11,735
Cost of units redeemed		(38,249)	(407)
Account charges		(42)	(20)
Increase (decrease)		(28,736)	11,308
Net increase (decrease)		(24,174)	14,054
Net assets, beginning		32,131	18,077
Net assets, ending		$7,957	$32,131

Units sold		5,882	7,646
Units redeemed		(21,893)	(280)
Net increase (decrease)		(16,011)	7,366
Units outstanding, beginning		20,324	12,958
Units outstanding, ending		4,313	20,324

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$38,167
Cost of units redeemed/account charges			(39,622)
Net investment income (loss)			520
Net realized gain (loss)			7,642
Realized gain distributions			585
Net change in unrealized appreciation (depreciation)			665
Net assets			$7,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	4	$8	1.25%	16.7%	12/31/2025	$1.87	0	$0	1.00%	17.0%	12/31/2025	$1.90	0	$0	0.75%	17.3%
12/31/2024	1.58	20	32	1.25%	13.3%	12/31/2024	1.60	0	0	1.00%	13.6%	12/31/2024	1.62	0	0	0.75%	13.9%
12/31/2023	1.40	13	18	1.25%	18.8%	12/31/2023	1.41	0	0	1.00%	19.1%	12/31/2023	1.43	0	0	0.75%	19.4%
12/31/2022	1.17	3	4	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	17.6%	12/31/2025	$1.97	0	$0	0.25%	17.9%	12/31/2025	$2.00	0	$0	0.00%	18.2%
12/31/2024	1.65	0	0	0.50%	14.2%	12/31/2024	1.67	0	0	0.25%	14.5%	12/31/2024	1.69	0	0	0.00%	14.8%
12/31/2023	1.44	0	0	0.50%	19.7%	12/31/2023	1.46	0	0	0.25%	19.9%	12/31/2023	1.47	0	0	0.00%	20.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	2.9%
2023	3.0%
2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Bond Opps R6 Class - 06-4GH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,311	$2,315	232
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$2,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,310	2,016	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$2,310	2,016

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,176
Mortality & expense charges			(1,935)
Net investment income (loss)			6,241

Gain (loss) on investments:
Net realized gain (loss)			(6,182)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,563
Net gain (loss)			5,381

Increase (decrease) in net assets from operations			$11,622

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,241	$6,127
Net realized gain (loss)		(6,182)	(1,609)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,563	363

Increase (decrease) in net assets from operations		11,622	4,881

Contract owner transactions:
Proceeds from units sold		2,917	5,035
Cost of units redeemed		(187,391)	(25,886)
Account charges		(6)	(6)
Increase (decrease)		(184,480)	(20,857)
Net increase (decrease)		(172,858)	(15,976)
Net assets, beginning		175,168	191,144
Net assets, ending		$2,310	$175,168

Units sold		2,638	6,846
Units redeemed		(164,625)	(26,074)
Net increase (decrease)		(161,987)	(19,228)
Units outstanding, beginning		164,003	183,231
Units outstanding, ending		2,016	164,003

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$268,413
Cost of units redeemed/account charges			(281,647)
Net investment income (loss)			24,909
Net realized gain (loss)			(9,401)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(4)
Net assets			$2,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	2	$2	1.25%	7.3%	12/31/2025	$1.16	0	$0	1.00%	7.5%	12/31/2025	$1.18	0	$0	0.75%	7.8%
12/31/2024	1.07	164	175	1.25%	2.4%	12/31/2024	1.08	0	0	1.00%	2.6%	12/31/2024	1.09	0	0	0.75%	2.9%
12/31/2023	1.04	183	191	1.25%	5.7%	12/31/2023	1.05	0	0	1.00%	5.9%	12/31/2023	1.06	0	0	0.75%	6.2%
12/31/2022	0.99	175	173	1.25%	-7.1%	12/31/2022	0.99	0	0	1.00%	-6.8%	12/31/2022	1.00	0	0	0.75%	-6.6%
12/31/2021	1.06	165	175	1.25%	0.3%	12/31/2021	1.07	0	0	1.00%	0.5%	12/31/2021	1.07	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	8.1%	12/31/2025	$1.22	0	$0	0.25%	8.4%	12/31/2025	$1.23	0	$0	0.00%	8.6%
12/31/2024	1.11	0	0	0.50%	3.2%	12/31/2024	1.12	0	0	0.25%	3.4%	12/31/2024	1.14	0	0	0.00%	3.7%
12/31/2023	1.07	0	0	0.50%	6.5%	12/31/2023	1.09	0	0	0.25%	6.7%	12/31/2023	1.10	0	0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-6.4%	12/31/2022	1.02	0	0	0.25%	-6.1%	12/31/2022	1.02	0	0	0.00%	-5.9%
12/31/2021	1.08	0	0	0.50%	1.0%	12/31/2021	1.08	0	0	0.25%	1.3%	12/31/2021	1.09	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	9.2%
2024	4.6%
2023	4.2%
2022	3.6%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income R6 Class - 06-4GJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,775	$333,365	39,893
Receivables: investments sold	-
Payables: investments purchased	(290)
Net assets	$343,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$343,485	305,494	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$343,485	305,494

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,505
Mortality & expense charges			(4,502)
Net investment income (loss)			17,003

Gain (loss) on investments:
Net realized gain (loss)			4,543
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116
Net gain (loss)			4,659

Increase (decrease) in net assets from operations			$21,662

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,003	$17,376
Net realized gain (loss)		4,543	2,092
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		116	3,970

Increase (decrease) in net assets from operations		21,662	23,438

Contract owner transactions:
Proceeds from units sold		222,775	266,300
Cost of units redeemed		(276,556)	(309,475)
Account charges		(1,420)	(1,451)
Increase (decrease)		(55,201)	(44,626)
Net increase (decrease)		(33,539)	(21,188)
Net assets, beginning		377,024	398,212
Net assets, ending		$343,485	$377,024

Units sold		203,655	260,285
Units redeemed		(254,654)	(304,479)
Net increase (decrease)		(50,999)	(44,194)
Units outstanding, beginning		356,493	400,687
Units outstanding, ending		305,494	356,493

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,219,561
Cost of units redeemed/account charges			(933,979)
Net investment income (loss)			44,236
Net realized gain (loss)			3,257
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,410
Net assets			$343,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	305	$343	1.25%	6.3%	12/31/2025	$1.14	0	$0	1.00%	6.6%	12/31/2025	$1.16	0	$0	0.75%	6.8%
12/31/2024	1.06	356	377	1.25%	6.4%	12/31/2024	1.07	0	0	1.00%	6.7%	12/31/2024	1.08	0	0	0.75%	7.0%
12/31/2023	0.99	401	398	1.25%	5.8%	12/31/2023	1.00	0	0	1.00%	6.1%	12/31/2023	1.01	0	0	0.75%	6.4%
12/31/2022	0.94	99	93	1.25%	-9.5%	12/31/2022	0.95	0	0	1.00%	-9.3%	12/31/2022	0.95	0	0	0.75%	-9.1%
12/31/2021	1.04	4	4	1.25%	2.3%	12/31/2021	1.04	0	0	1.00%	2.5%	12/31/2021	1.05	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	7.1%	12/31/2025	$1.19	0	$0	0.25%	7.4%	12/31/2025	$1.21	0	$0	0.00%	7.7%
12/31/2024	1.10	0	0	0.50%	7.2%	12/31/2024	1.11	0	0	0.25%	7.5%	12/31/2024	1.12	0	0	0.00%	7.8%
12/31/2023	1.02	0	0	0.50%	6.6%	12/31/2023	1.03	0	0	0.25%	6.9%	12/31/2023	1.04	0	0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-8.8%	12/31/2022	0.97	0	0	0.25%	-8.6%	12/31/2022	0.97	0	0	0.00%	-8.4%
12/31/2021	1.05	0	0	0.50%	3.0%	12/31/2021	1.06	0	0	0.25%	3.3%	12/31/2021	1.06	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	5.7%
2023	4.4%
2022	3.9%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sm Cap Equity I Inst Class - 06-4MR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,104	$210,493	3,895
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$175,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,195	105,283	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$175,195	105,283

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$438
Mortality & expense charges			(2,257)
Net investment income (loss)			(1,819)

Gain (loss) on investments:
Net realized gain (loss)			(6,289)
Realized gain distributions			26,828
Net change in unrealized appreciation (depreciation)			(28,810)
Net gain (loss)			(8,271)

Increase (decrease) in net assets from operations			$(10,090)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,819)	$(1,223)
Net realized gain (loss)		(6,289)	5,428
Realized gain distributions		26,828	16,143
Net change in unrealized appreciation (depreciation)		(28,810)	(10,683)

Increase (decrease) in net assets from operations		(10,090)	9,665

Contract owner transactions:
Proceeds from units sold		44,943	333,865
Cost of units redeemed		(49,325)	(216,494)
Account charges		(61)	(60)
Increase (decrease)		(4,443)	117,311
Net increase (decrease)		(14,533)	126,976
Net assets, beginning		189,728	62,752
Net assets, ending		$175,195	$189,728

Units sold		27,686	203,521
Units redeemed		(32,035)	(133,282)
Net increase (decrease)		(4,349)	70,239
Units outstanding, beginning		109,632	39,393
Units outstanding, ending		105,283	109,632

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$448,228
Cost of units redeemed/account charges			(279,157)
Net investment income (loss)			(2,758)
Net realized gain (loss)			(626)
Realized gain distributions			44,897
Net change in unrealized appreciation (depreciation)			(35,389)
Net assets			$175,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	105	$175	1.25%	-3.8%	12/31/2025	$1.69	0	$0	1.00%	-3.6%	12/31/2025	$1.71	0	$0	0.75%	-3.4%
12/31/2024	1.73	110	190	1.25%	8.6%	12/31/2024	1.75	0	0	1.00%	8.9%	12/31/2024	1.77	0	0	0.75%	9.2%
12/31/2023	1.59	39	63	1.25%	10.5%	12/31/2023	1.61	0	0	1.00%	10.8%	12/31/2023	1.62	0	0	0.75%	11.1%
12/31/2022	1.44	0	0	1.25%	-17.1%	12/31/2022	1.45	0	0	1.00%	-16.9%	12/31/2022	1.46	0	0	0.75%	-16.7%
12/31/2021	1.74	0	0	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.75	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	-3.1%	12/31/2025	$1.76	0	$0	0.25%	-2.9%	12/31/2025	$1.79	0	$0	0.00%	-2.6%
12/31/2024	1.79	0	0	0.50%	9.5%	12/31/2024	1.81	0	0	0.25%	9.7%	12/31/2024	1.83	0	0	0.00%	10.0%
12/31/2023	1.64	0	0	0.50%	11.3%	12/31/2023	1.65	0	0	0.25%	11.6%	12/31/2023	1.67	0	0	0.00%	11.9%
12/31/2022	1.47	0	0	0.50%	-16.5%	12/31/2022	1.48	0	0	0.25%	-16.3%	12/31/2022	1.49	0	0	0.00%	-16.1%
12/31/2021	1.76	0	0	0.50%	15.4%	12/31/2021	1.77	0	0	0.25%	15.7%	12/31/2021	1.78	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.4%
2023	1.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Equity R6 Class - 06-4TC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,321,138	$7,831,482	381,538
Receivables: investments sold	7,110
Payables: investments purchased	-
Net assets	$10,328,248

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,328,248	6,057,695	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$10,328,248	6,057,695

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$70,083
Mortality & expense charges			(129,565)
Net investment income (loss)			(59,482)

Gain (loss) on investments:
Net realized gain (loss)			684,011
Realized gain distributions			517,004
Net change in unrealized appreciation (depreciation)			145,345
Net gain (loss)			1,346,360

Increase (decrease) in net assets from operations			$1,286,878

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,482)	$(43,343)
Net realized gain (loss)		684,011	263,884
Realized gain distributions		517,004	560,942
Net change in unrealized appreciation (depreciation)		145,345	1,108,143

Increase (decrease) in net assets from operations		1,286,878	1,889,626

Contract owner transactions:
Proceeds from units sold		1,285,054	1,780,181
Cost of units redeemed		(2,709,179)	(1,309,093)
Account charges		(5,936)	(4,995)
Increase (decrease)		(1,430,061)	466,093
Net increase (decrease)		(143,183)	2,355,719
Net assets, beginning		10,471,431	8,115,712
Net assets, ending		$10,328,248	$10,471,431

Units sold		842,983	1,291,095
Units redeemed		(1,744,478)	(947,886)
Net increase (decrease)		(901,495)	343,209
Units outstanding, beginning		6,959,190	6,615,981
Units outstanding, ending		6,057,695	6,959,190

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,993,867
Cost of units redeemed/account charges			(6,184,094)
Net investment income (loss)			(102,190)
Net realized gain (loss)			831,904
Realized gain distributions			1,299,105
Net change in unrealized appreciation (depreciation)			2,489,656
Net assets			$10,328,248

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	6,058	$10,328	1.25%	13.3%	12/31/2025	$1.73	0	$0	1.00%	13.6%	12/31/2025	$1.75	0	$0	0.75%	13.9%
12/31/2024	1.50	6,959	10,471	1.25%	22.7%	12/31/2024	1.52	0	0	1.00%	23.0%	12/31/2024	1.53	0	0	0.75%	23.3%
12/31/2023	1.23	6,616	8,116	1.25%	25.8%	12/31/2023	1.24	0	0	1.00%	26.1%	12/31/2023	1.24	0	0	0.75%	26.4%
12/31/2022	0.98	1,456	1,420	1.25%	-19.8%	12/31/2022	0.98	0	0	1.00%	-19.6%	12/31/2022	0.98	0	0	0.75%	-19.4%
12/31/2021	1.22	900	1,094	1.25%	21.6%	12/31/2021	1.22	0	0	1.00%	21.8%	12/31/2021	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	14.2%	12/31/2025	$1.79	0	$0	0.25%	14.4%	12/31/2025	$1.81	0	$0	0.00%	14.7%
12/31/2024	1.55	0	0	0.50%	23.6%	12/31/2024	1.56	0	0	0.25%	23.9%	12/31/2024	1.58	0	0	0.00%	24.2%
12/31/2023	1.25	0	0	0.50%	26.7%	12/31/2023	1.26	0	0	0.25%	27.0%	12/31/2023	1.27	0	0	0.00%	27.4%
12/31/2022	0.99	0	0	0.50%	-19.2%	12/31/2022	0.99	0	0	0.25%	-19.0%	12/31/2022	1.00	0	0	0.00%	-18.8%
12/31/2021	1.22	0	0	0.50%	22.4%	12/31/2021	1.23	0	0	0.25%	22.6%	12/31/2021	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.8%
2023	1.7%
2022	1.0%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R4 Class - 06-FXX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,143	$126,249	5,466
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$135,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,095	30,427	$2.07
Band 100	-	-	2.12
Band 75	-	-	2.16
Band 50	-	-	2.21
Band 25	-	-	2.26
Band 0	72,082	31,247	2.31
Total	$135,177	61,674

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,115
Mortality & expense charges			(764)
Net investment income (loss)			1,351

Gain (loss) on investments:
Net realized gain (loss)			775
Realized gain distributions			11,246
Net change in unrealized appreciation (depreciation)			3,143
Net gain (loss)			15,164

Increase (decrease) in net assets from operations			$16,515

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,351	$1,258
Net realized gain (loss)		775	696
Realized gain distributions		11,246	6,645
Net change in unrealized appreciation (depreciation)		3,143	2,995

Increase (decrease) in net assets from operations		16,515	11,594

Contract owner transactions:
Proceeds from units sold		11,015	16,526
Cost of units redeemed		(5,275)	(28,436)
Account charges		(44)	(17)
Increase (decrease)		5,696	(11,927)
Net increase (decrease)		22,211	(333)
Net assets, beginning		112,966	113,299
Net assets, ending		$135,177	$112,966

Units sold		5,388	9,249
Units redeemed		(2,642)	(17,017)
Net increase (decrease)		2,746	(7,768)
Units outstanding, beginning		58,928	66,696
Units outstanding, ending		61,674	58,928

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,548,469
Cost of units redeemed/account charges			(39,627,725)
Net investment income (loss)			84,932
Net realized gain (loss)			5,034,520
Realized gain distributions			86,087
Net change in unrealized appreciation (depreciation)			8,894
Net assets			$135,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	30	$63	1.25%	13.2%	12/31/2025	$2.12	0	$0	1.00%	13.5%	12/31/2025	$2.16	0	$0	0.75%	13.7%
12/31/2024	1.83	31	57	1.25%	11.1%	12/31/2024	1.87	0	0	1.00%	11.4%	12/31/2024	1.90	0	0	0.75%	11.7%
12/31/2023	1.65	43	71	1.25%	3.4%	12/31/2023	1.68	0	0	1.00%	3.7%	12/31/2023	1.70	0	0	0.75%	4.0%
12/31/2022	1.59	237	378	1.25%	-3.1%	12/31/2022	1.62	0	0	1.00%	-2.9%	12/31/2022	1.64	0	0	0.75%	-2.6%
12/31/2021	1.65	1,711	2,814	1.25%	23.6%	12/31/2021	1.66	0	0	1.00%	23.9%	12/31/2021	1.68	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	14.0%	12/31/2025	$2.26	0	$0	0.25%	14.3%	12/31/2025	$2.31	31	$72	0.00%	14.6%
12/31/2024	1.94	0	0	0.50%	12.0%	12/31/2024	1.98	0	0	0.25%	12.2%	12/31/2024	2.01	28	56	0.00%	12.5%
12/31/2023	1.73	0	0	0.50%	4.2%	12/31/2023	1.76	0	0	0.25%	4.5%	12/31/2023	1.79	24	42	0.00%	4.7%
12/31/2022	1.66	0	0	0.50%	-2.4%	12/31/2022	1.68	0	0	0.25%	-2.1%	12/31/2022	1.71	21	35	0.00%	-1.9%
12/31/2021	1.70	0	0	0.50%	24.5%	12/31/2021	1.72	0	0	0.25%	24.8%	12/31/2021	1.74	19	33	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.8%
2023	1.9%
2022	0.7%
2021	23.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R6 Class - 06-FXY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,352,485	$44,236,945	1,906,365
Receivables: investments sold	-
Payables: investments purchased	(169,930)
Net assets	$47,182,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,182,555	22,264,671	$2.12
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.31
Band 0	-	-	2.36
Total	$47,182,555	22,264,671

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,111,196
Mortality & expense charges			(724,071)
Net investment income (loss)			387,125

Gain (loss) on investments:
Net realized gain (loss)			3,160,194
Realized gain distributions			3,970,433
Net change in unrealized appreciation (depreciation)			(253,129)
Net gain (loss)			6,877,498

Increase (decrease) in net assets from operations			$7,264,623

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$387,125	$482,351
Net realized gain (loss)		3,160,194	1,346,513
Realized gain distributions		3,970,433	3,420,875
Net change in unrealized appreciation (depreciation)		(253,129)	870,312

Increase (decrease) in net assets from operations		7,264,623	6,120,051

Contract owner transactions:
Proceeds from units sold		9,164,431	11,224,294
Cost of units redeemed		(26,901,500)	(19,185,751)
Account charges		(136,545)	(143,578)
Increase (decrease)		(17,873,614)	(8,105,035)
Net increase (decrease)		(10,608,991)	(1,984,984)
Net assets, beginning		57,791,546	59,776,530
Net assets, ending		$47,182,555	$57,791,546

Units sold		4,704,322	7,202,762
Units redeemed		(13,377,972)	(11,909,403)
Net increase (decrease)		(8,673,650)	(4,706,641)
Units outstanding, beginning		30,938,321	35,644,962
Units outstanding, ending		22,264,671	30,938,321

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$106,131,623
Cost of units redeemed/account charges			(80,181,654)
Net investment income (loss)			2,347,469
Net realized gain (loss)			5,948,100
Realized gain distributions			9,821,477
Net change in unrealized appreciation (depreciation)			3,115,540
Net assets			$47,182,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	22,265	$47,183	1.25%	13.4%	12/31/2025	$2.16	0	$0	1.00%	13.7%	12/31/2025	$2.21	0	$0	0.75%	14.0%
12/31/2024	1.87	30,938	57,792	1.25%	11.4%	12/31/2024	1.90	0	0	1.00%	11.7%	12/31/2024	1.94	0	0	0.75%	11.9%
12/31/2023	1.68	35,645	59,777	1.25%	3.7%	12/31/2023	1.70	0	0	1.00%	4.0%	12/31/2023	1.73	0	0	0.75%	4.3%
12/31/2022	1.62	33,315	53,855	1.25%	-2.9%	12/31/2022	1.64	0	0	1.00%	-2.6%	12/31/2022	1.66	0	0	0.75%	-2.4%
12/31/2021	1.66	32,102	53,421	1.25%	23.9%	12/31/2021	1.68	0	0	1.00%	24.2%	12/31/2021	1.70	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	0	$0	0.50%	14.3%	12/31/2025	$2.31	0	$0	0.25%	14.6%	12/31/2025	$2.36	0	$0	0.00%	14.9%
12/31/2024	1.98	0	0	0.50%	12.2%	12/31/2024	2.01	0	0	0.25%	12.5%	12/31/2024	2.05	0	0	0.00%	12.8%
12/31/2023	1.76	0	0	0.50%	4.5%	12/31/2023	1.79	0	0	0.25%	4.8%	12/31/2023	1.82	0	0	0.00%	5.0%
12/31/2022	1.68	0	0	0.50%	-2.1%	12/31/2022	1.71	0	0	0.25%	-1.9%	12/31/2022	1.73	0	0	0.00%	-1.6%
12/31/2021	1.72	0	0	0.50%	24.8%	12/31/2021	1.74	0	0	0.25%	25.1%	12/31/2021	1.76	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.1%
2023	2.3%
2022	2.2%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Bond R6 Retirement Class - 06-6HY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$957,376	$931,003	92,427
Receivables: investments sold	7,571
Payables: investments purchased	-
Net assets	$964,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$964,947	843,478	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$964,947	843,478

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,934
Mortality & expense charges			(11,079)
Net investment income (loss)			25,855

Gain (loss) on investments:
Net realized gain (loss)			3,231
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,185
Net gain (loss)			27,416

Increase (decrease) in net assets from operations			$53,271

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,855	$22,240
Net realized gain (loss)		3,231	5,915
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,185	(18,689)

Increase (decrease) in net assets from operations		53,271	9,466

Contract owner transactions:
Proceeds from units sold		197,954	221,984
Cost of units redeemed		(127,440)	(112,558)
Account charges		(615)	(608)
Increase (decrease)		69,899	108,818
Net increase (decrease)		123,170	118,284
Net assets, beginning		841,777	723,493
Net assets, ending		$964,947	$841,777

Units sold		180,418	208,707
Units redeemed		(118,438)	(105,403)
Net increase (decrease)		61,980	103,304
Units outstanding, beginning		781,498	678,194
Units outstanding, ending		843,478	781,498

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,187,773
Cost of units redeemed/account charges			(311,145)
Net investment income (loss)			53,141
Net realized gain (loss)			8,805
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,373
Net assets			$964,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	843	$965	1.25%	6.2%	12/31/2025	$1.15	0	$0	1.00%	6.5%	12/31/2025	$1.16	0	$0	0.75%	6.7%
12/31/2024	1.08	781	842	1.25%	1.0%	12/31/2024	1.08	0	0	1.00%	1.2%	12/31/2024	1.09	0	0	0.75%	1.5%
12/31/2023	1.07	678	723	1.25%	4.5%	12/31/2023	1.07	0	0	1.00%	4.8%	12/31/2023	1.07	0	0	0.75%	5.1%
12/31/2022	1.02	0	0	1.25%	2.1%	12/31/2022	1.02	0	0	1.00%	2.1%	12/31/2022	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	7.0%	12/31/2025	$1.18	0	$0	0.25%	7.3%	12/31/2025	$1.19	0	$0	0.00%	7.5%
12/31/2024	1.10	0	0	0.50%	1.7%	12/31/2024	1.10	0	0	0.25%	2.0%	12/31/2024	1.11	0	0	0.00%	2.2%
12/31/2023	1.08	0	0	0.50%	5.3%	12/31/2023	1.08	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.8%
12/31/2022	1.02	0	0	0.50%	2.2%	12/31/2022	1.02	0	0	0.25%	2.3%	12/31/2022	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	4.1%
2023	1.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$(1)	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			(1)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	18.2%	12/31/2025	$1.46	0	$0	1.00%	18.5%	12/31/2025	$1.47	0	$0	0.75%	18.8%
12/31/2024	1.23	0	0	1.25%	12.9%	12/31/2024	1.24	0	0	1.00%	13.2%	12/31/2024	1.24	0	0	0.75%	13.5%
12/31/2023	1.09	0	0	1.25%	9.1%	12/31/2023	1.09	0	0	1.00%	9.2%	12/31/2023	1.09	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	19.1%	12/31/2025	$1.49	0	$0	0.25%	19.4%	12/31/2025	$1.50	0	$0	0.00%	19.7%
12/31/2024	1.24	0	0	0.50%	13.8%	12/31/2024	1.25	0	0	0.25%	14.1%	12/31/2024	1.25	0	0	0.00%	14.3%
12/31/2023	1.09	0	0	0.50%	9.3%	12/31/2023	1.09	0	0	0.25%	9.4%	12/31/2023	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,018	$150,735	6,839
Receivables: investments sold	2,035
Payables: investments purchased	-
Net assets	$163,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,053	111,329	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$163,053	111,329

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,299
Mortality & expense charges			(3,558)
Net investment income (loss)			(259)

Gain (loss) on investments:
Net realized gain (loss)			48,058
Realized gain distributions			339
Net change in unrealized appreciation (depreciation)			8,044
Net gain (loss)			56,441

Increase (decrease) in net assets from operations			$56,182

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(259)	$2,747
Net realized gain (loss)		48,058	3,460
Realized gain distributions		339	248
Net change in unrealized appreciation (depreciation)		8,044	2,222

Increase (decrease) in net assets from operations		56,182	8,677

Contract owner transactions:
Proceeds from units sold		300,547	284,149
Cost of units redeemed		(447,656)	(38,099)
Account charges		(1,756)	(1,502)
Increase (decrease)		(148,865)	244,548
Net increase (decrease)		(92,683)	253,225
Net assets, beginning		255,736	2,511
Net assets, ending		$163,053	$255,736

Units sold		238,383	237,529
Units redeemed		(334,049)	(32,833)
Net increase (decrease)		(95,666)	204,696
Units outstanding, beginning		206,995	2,299
Units outstanding, ending		111,329	206,995

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$587,182
Cost of units redeemed/account charges			(489,041)
Net investment income (loss)			2,524
Net realized gain (loss)			51,518
Realized gain distributions			587
Net change in unrealized appreciation (depreciation)			10,283
Net assets			$163,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	111	$163	1.25%	18.5%	12/31/2025	$1.47	0	$0	1.00%	18.8%	12/31/2025	$1.48	0	$0	0.75%	19.1%
12/31/2024	1.24	207	256	1.25%	13.1%	12/31/2024	1.24	0	0	1.00%	13.4%	12/31/2024	1.24	0	0	0.75%	13.7%
12/31/2023	1.09	2	3	1.25%	9.2%	12/31/2023	1.09	0	0	1.00%	9.3%	12/31/2023	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	19.4%	12/31/2025	$1.50	0	$0	0.25%	19.7%	12/31/2025	$1.51	0	$0	0.00%	20.0%
12/31/2024	1.25	0	0	0.50%	14.0%	12/31/2024	1.25	0	0	0.25%	14.3%	12/31/2024	1.26	0	0	0.00%	14.6%
12/31/2023	1.09	0	0	0.50%	9.4%	12/31/2023	1.10	0	0	0.25%	9.5%	12/31/2023	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.2%
2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			52
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8
Net gain (loss)			60

Increase (decrease) in net assets from operations			$57

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$5
Net realized gain (loss)		52	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8	(8)

Increase (decrease) in net assets from operations		57	(3)

Contract owner transactions:
Proceeds from units sold		416	252
Cost of units redeemed		(710)	(12)
Account charges		-	-
Increase (decrease)		(294)	240
Net increase (decrease)		(237)	237
Net assets, beginning		237	-
Net assets, ending		$-	$237

Units sold		326	201
Units redeemed		(517)	(10)
Net increase (decrease)		(191)	191
Units outstanding, beginning		191	-
Units outstanding, ending		-	191

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$668
Cost of units redeemed/account charges			(722)
Net investment income (loss)			2
Net realized gain (loss)			52
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	1.25%	16.6%	12/31/2025	$1.45	0	$0	1.00%	16.9%	12/31/2025	$1.46	0	$0	0.75%	17.2%
12/31/2024	1.24	0	0	1.25%	13.2%	12/31/2024	1.24	0	0	1.00%	13.5%	12/31/2024	1.25	0	0	0.75%	13.8%
12/31/2023	1.10	0	0	1.25%	9.5%	12/31/2023	1.10	0	0	1.00%	9.6%	12/31/2023	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	17.5%	12/31/2025	$1.48	0	$0	0.25%	17.8%	12/31/2025	$1.49	0	$0	0.00%	18.1%
12/31/2024	1.25	0	0	0.50%	14.1%	12/31/2024	1.26	0	0	0.25%	14.4%	12/31/2024	1.26	0	0	0.00%	14.6%
12/31/2023	1.10	0	0	0.50%	9.7%	12/31/2023	1.10	0	0	0.25%	9.8%	12/31/2023	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	4.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Res Enhcd Eqty R6 Class - 06-6XT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	1.25%	15.2%	12/31/2025	$1.23	0	$0	1.00%	15.5%	12/31/2025	$1.24	0	$0	0.75%	15.8%
12/31/2024	1.07	0	0	1.25%	6.6%	12/31/2024	1.07	0	0	1.00%	6.7%	12/31/2024	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	16.1%	12/31/2025	$1.25	0	$0	0.25%	16.4%	12/31/2025	$1.25	0	$0	0.00%	16.7%
12/31/2024	1.07	0	0	0.50%	7.0%	12/31/2024	1.07	0	0	0.25%	7.2%	12/31/2024	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sht Duration Bond R6 Retirement Class - 06-7FR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /12 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	0.5%	12/31/2025	$1.01	0	$0	1.00%	0.6%	12/31/2025	$1.01	0	$0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	0.7%	12/31/2025	$1.01	0	$0	0.25%	0.7%	12/31/2025	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Gr Institutional Class - 06-FRR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,038	$206,708	11,062
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$262,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,186	90,415	$2.90
Band 100	-	-	2.96
Band 75	-	-	3.03
Band 50	-	-	3.09
Band 25	-	-	3.16
Band 0	-	-	3.23
Total	$262,186	90,415

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51
Mortality & expense charges			(3,797)
Net investment income (loss)			(3,746)

Gain (loss) on investments:
Net realized gain (loss)			32,038
Realized gain distributions			14,881
Net change in unrealized appreciation (depreciation)			4,673
Net gain (loss)			51,592

Increase (decrease) in net assets from operations			$47,846

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,746)	$(2,284)
Net realized gain (loss)		32,038	15,692
Realized gain distributions		14,881	1,933
Net change in unrealized appreciation (depreciation)		4,673	27,360

Increase (decrease) in net assets from operations		47,846	42,701

Contract owner transactions:
Proceeds from units sold		40,675	179,876
Cost of units redeemed		(163,417)	(67,636)
Account charges		(237)	(79)
Increase (decrease)		(122,979)	112,161
Net increase (decrease)		(75,133)	154,862
Net assets, beginning		337,319	182,457
Net assets, ending		$262,186	$337,319

Units sold		16,892	74,486
Units redeemed		(64,575)	(30,712)
Net increase (decrease)		(47,683)	43,774
Units outstanding, beginning		138,098	94,324
Units outstanding, ending		90,415	138,098

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$354,781
Cost of units redeemed/account charges			(233,110)
Net investment income (loss)			(13,013)
Net realized gain (loss)			48,358
Realized gain distributions			49,840
Net change in unrealized appreciation (depreciation)			55,330
Net assets			$262,186

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.90	90	$262	1.25%	18.7%	12/31/2025	$2.96	0	$0	1.00%	19.0%	12/31/2025	$3.03	0	$0	0.75%	19.3%
12/31/2024	2.44	138	337	1.25%	26.3%	12/31/2024	2.49	0	0	1.00%	26.6%	12/31/2024	2.54	0	0	0.75%	26.9%
12/31/2023	1.93	94	182	1.25%	36.4%	12/31/2023	1.97	0	0	1.00%	36.8%	12/31/2023	2.00	0	0	0.75%	37.1%
12/31/2022	1.42	91	129	1.25%	-32.3%	12/31/2022	1.44	0	0	1.00%	-32.2%	12/31/2022	1.46	0	0	0.75%	-32.0%
12/31/2021	2.10	86	181	1.25%	17.9%	12/31/2021	2.12	0	0	1.00%	18.2%	12/31/2021	2.14	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.09	0	$0	0.50%	19.6%	12/31/2025	$3.16	0	$0	0.25%	19.9%	12/31/2025	$3.23	0	$0	0.00%	20.2%
12/31/2024	2.58	0	0	0.50%	27.2%	12/31/2024	2.63	0	0	0.25%	27.6%	12/31/2024	2.68	0	0	0.00%	27.9%
12/31/2023	2.03	0	0	0.50%	37.4%	12/31/2023	2.06	0	0	0.25%	37.8%	12/31/2023	2.10	0	0	0.00%	38.1%
12/31/2022	1.48	0	0	0.50%	-31.8%	12/31/2022	1.50	0	0	0.25%	-31.7%	12/31/2022	1.52	0	0	0.00%	-31.5%
12/31/2021	2.17	0	0	0.50%	18.8%	12/31/2021	2.19	0	0	0.25%	19.1%	12/31/2021	2.22	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Val Institutional Class - 06-FRT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,011	$139,980	7,751
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$141,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,083	63,612	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.31
Band 50	-	-	2.36
Band 25	-	-	2.42
Band 0	-	-	2.47
Total	$141,083	63,612

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,053
Mortality & expense charges			(11,483)
Net investment income (loss)			570

Gain (loss) on investments:
Net realized gain (loss)			289,230
Realized gain distributions			9,740
Net change in unrealized appreciation (depreciation)			(161,948)
Net gain (loss)			137,022

Increase (decrease) in net assets from operations			$137,592

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$570	$1,317
Net realized gain (loss)		289,230	45,419
Realized gain distributions		9,740	68,206
Net change in unrealized appreciation (depreciation)		(161,948)	34,445

Increase (decrease) in net assets from operations		137,592	149,387

Contract owner transactions:
Proceeds from units sold		121,049	58,940
Cost of units redeemed		(1,037,582)	(159,837)
Account charges		(688)	(607)
Increase (decrease)		(917,221)	(101,504)
Net increase (decrease)		(779,629)	47,883
Net assets, beginning		920,712	872,829
Net assets, ending		$141,083	$920,712

Units sold		58,855	52,130
Units redeemed		(475,381)	(107,587)
Net increase (decrease)		(416,526)	(55,457)
Units outstanding, beginning		480,138	535,595
Units outstanding, ending		63,612	480,138

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,257,849
Cost of units redeemed/account charges			(1,702,811)
Net investment income (loss)			3,149
Net realized gain (loss)			401,097
Realized gain distributions			180,768
Net change in unrealized appreciation (depreciation)			1,031
Net assets			$141,083

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	64	$141	1.25%	15.7%	12/31/2025	$2.27	0	$0	1.00%	15.9%	12/31/2025	$2.31	0	$0	0.75%	16.2%
12/31/2024	1.92	480	921	1.25%	17.7%	12/31/2024	1.95	0	0	1.00%	18.0%	12/31/2024	1.99	0	0	0.75%	18.3%
12/31/2023	1.63	536	873	1.25%	13.5%	12/31/2023	1.66	0	0	1.00%	13.8%	12/31/2023	1.68	0	0	0.75%	14.1%
12/31/2022	1.44	533	765	1.25%	-9.2%	12/31/2022	1.46	0	0	1.00%	-9.0%	12/31/2022	1.48	0	0	0.75%	-8.7%
12/31/2021	1.58	509	804	1.25%	27.2%	12/31/2021	1.60	0	0	1.00%	27.5%	12/31/2021	1.62	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.36	0	$0	0.50%	16.5%	12/31/2025	$2.42	0	$0	0.25%	16.8%	12/31/2025	$2.47	0	$0	0.00%	17.1%
12/31/2024	2.03	0	0	0.50%	18.6%	12/31/2024	2.07	0	0	0.25%	18.9%	12/31/2024	2.11	0	0	0.00%	19.2%
12/31/2023	1.71	0	0	0.50%	14.4%	12/31/2023	1.74	0	0	0.25%	14.7%	12/31/2023	1.77	0	0	0.00%	15.0%
12/31/2022	1.50	0	0	0.50%	-8.5%	12/31/2022	1.52	0	0	0.25%	-8.3%	12/31/2022	1.54	0	0	0.00%	-8.1%
12/31/2021	1.64	0	0	0.50%	28.2%	12/31/2021	1.65	0	0	0.25%	28.5%	12/31/2021	1.67	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	1.4%
2023	1.3%
2022	1.2%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights Of Columbus Small Cap Institutional Class - 06-FRV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,319	$112,243	8,539
Receivables: investments sold	55
Payables: investments purchased	-
Net assets	$112,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,374	64,203	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$112,374	64,203

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,671
Mortality & expense charges			(7,880)
Net investment income (loss)			(6,209)

Gain (loss) on investments:
Net realized gain (loss)			124,965
Realized gain distributions			11,445
Net change in unrealized appreciation (depreciation)			(62,916)
Net gain (loss)			73,494

Increase (decrease) in net assets from operations			$67,285

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,209)	$(4,140)
Net realized gain (loss)		124,965	6,030
Realized gain distributions		11,445	51,080
Net change in unrealized appreciation (depreciation)		(62,916)	29,227

Increase (decrease) in net assets from operations		67,285	82,197

Contract owner transactions:
Proceeds from units sold		40,813	41,076
Cost of units redeemed		(677,813)	(57,073)
Account charges		(432)	(376)
Increase (decrease)		(637,432)	(16,373)
Net increase (decrease)		(570,147)	65,824
Net assets, beginning		682,521	616,697
Net assets, ending		$112,374	$682,521

Units sold		26,121	49,036
Units redeemed		(391,257)	(61,242)
Net increase (decrease)		(365,136)	(12,206)
Units outstanding, beginning		429,339	441,545
Units outstanding, ending		64,203	429,339

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$887,723
Cost of units redeemed/account charges			(1,071,498)
Net investment income (loss)			(41,940)
Net realized gain (loss)			126,586
Realized gain distributions			211,427
Net change in unrealized appreciation (depreciation)			76
Net assets			$112,374

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	64	$112	1.25%	10.1%	12/31/2025	$1.79	0	$0	1.00%	10.4%	12/31/2025	$1.83	0	$0	0.75%	10.7%
12/31/2024	1.59	429	683	1.25%	13.8%	12/31/2024	1.62	0	0	1.00%	14.1%	12/31/2024	1.65	0	0	0.75%	14.4%
12/31/2023	1.40	442	617	1.25%	14.8%	12/31/2023	1.42	0	0	1.00%	15.1%	12/31/2023	1.44	0	0	0.75%	15.4%
12/31/2022	1.22	473	576	1.25%	-21.5%	12/31/2022	1.23	0	0	1.00%	-21.3%	12/31/2022	1.25	0	0	0.75%	-21.1%
12/31/2021	1.55	456	706	1.25%	22.3%	12/31/2021	1.57	0	0	1.00%	22.6%	12/31/2021	1.58	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	10.9%	12/31/2025	$1.91	0	$0	0.25%	11.2%	12/31/2025	$1.95	0	$0	0.00%	11.5%
12/31/2024	1.68	0	0	0.50%	14.7%	12/31/2024	1.71	0	0	0.25%	15.0%	12/31/2024	1.75	0	0	0.00%	15.3%
12/31/2023	1.47	0	0	0.50%	15.7%	12/31/2023	1.49	0	0	0.25%	15.9%	12/31/2023	1.52	0	0	0.00%	16.2%
12/31/2022	1.27	0	0	0.50%	-20.9%	12/31/2022	1.29	0	0	0.25%	-20.7%	12/31/2022	1.30	0	0	0.00%	-20.5%
12/31/2021	1.60	0	0	0.50%	23.2%	12/31/2021	1.62	0	0	0.25%	23.5%	12/31/2021	1.64	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.6%
2023	0.9%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Core Bond Institutional Class - 06-FRN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,712	$116,220	11,853
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$104,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,784	101,675	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.15
Total	$104,784	101,675

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,939
Mortality & expense charges			(1,228)
Net investment income (loss)			2,711

Gain (loss) on investments:
Net realized gain (loss)			(124)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,725
Net gain (loss)			2,601

Increase (decrease) in net assets from operations			$5,312

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,711	$2,175
Net realized gain (loss)		(124)	(7,484)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,725	5,538

Increase (decrease) in net assets from operations		5,312	229

Contract owner transactions:
Proceeds from units sold		8,859	8,169
Cost of units redeemed		-	(46,976)
Account charges		-	(40)
Increase (decrease)		8,859	(38,847)
Net increase (decrease)		14,171	(38,618)
Net assets, beginning		90,613	129,231
Net assets, ending		$104,784	$90,613

Units sold		8,822	8,408
Units redeemed		-	(48,277)
Net increase (decrease)		8,822	(39,869)
Units outstanding, beginning		92,853	132,722
Units outstanding, ending		101,675	92,853

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$179,109
Cost of units redeemed/account charges			(67,661)
Net investment income (loss)			12,367
Net realized gain (loss)			(8,201)
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(11,508)
Net assets			$104,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	102	$105	1.25%	5.6%	12/31/2025	$1.05	0	$0	1.00%	5.9%	12/31/2025	$1.08	0	$0	0.75%	6.1%
12/31/2024	0.98	93	91	1.25%	0.2%	12/31/2024	0.99	0	0	1.00%	0.5%	12/31/2024	1.01	0	0	0.75%	0.7%
12/31/2023	0.97	133	129	1.25%	3.7%	12/31/2023	0.99	0	0	1.00%	4.0%	12/31/2023	1.01	0	0	0.75%	4.2%
12/31/2022	0.94	126	118	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	116	129	1.25%	-1.8%	12/31/2021	1.12	0	0	1.00%	-1.6%	12/31/2021	1.13	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	6.4%	12/31/2025	$1.12	0	$0	0.25%	6.7%	12/31/2025	$1.15	0	$0	0.00%	6.9%
12/31/2024	1.03	0	0	0.50%	1.0%	12/31/2024	1.05	0	0	0.25%	1.2%	12/31/2024	1.07	0	0	0.00%	1.5%
12/31/2023	1.02	0	0	0.50%	4.5%	12/31/2023	1.04	0	0	0.25%	4.7%	12/31/2023	1.06	0	0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-14.7%	12/31/2022	0.99	0	0	0.25%	-14.5%	12/31/2022	1.01	0	0	0.00%	-14.3%
12/31/2021	1.15	0	0	0.50%	-1.1%	12/31/2021	1.16	0	0	0.25%	-0.8%	12/31/2021	1.17	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	3.2%
2023	3.3%
2022	2.6%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Intl Eq Institutional Class - 06-FRP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,909	$99,721	8,260
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$126,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,970	73,527	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$126,970	73,527

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,943
Mortality & expense charges			(1,860)
Net investment income (loss)			2,083

Gain (loss) on investments:
Net realized gain (loss)			11,476
Realized gain distributions			904
Net change in unrealized appreciation (depreciation)			20,820
Net gain (loss)			33,200

Increase (decrease) in net assets from operations			$35,283

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,083	$1,483
Net realized gain (loss)		11,476	2,671
Realized gain distributions		904	-
Net change in unrealized appreciation (depreciation)		20,820	4,767

Increase (decrease) in net assets from operations		35,283	8,921

Contract owner transactions:
Proceeds from units sold		13,066	10,606
Cost of units redeemed		(47,901)	(34,251)
Account charges		(29)	(23)
Increase (decrease)		(34,864)	(23,668)
Net increase (decrease)		419	(14,747)
Net assets, beginning		126,551	141,298
Net assets, ending		$126,970	$126,551

Units sold		8,443	7,796
Units redeemed		(28,413)	(25,196)
Net increase (decrease)		(19,970)	(17,400)
Units outstanding, beginning		93,497	110,897
Units outstanding, ending		73,527	93,497

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$207,520
Cost of units redeemed/account charges			(147,317)
Net investment income (loss)			6,302
Net realized gain (loss)			20,811
Realized gain distributions			12,466
Net change in unrealized appreciation (depreciation)			27,188
Net assets			$126,970

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	74	$127	1.25%	27.6%	12/31/2025	$1.76	0	$0	1.00%	27.9%	12/31/2025	$1.80	0	$0	0.75%	28.2%
12/31/2024	1.35	93	127	1.25%	6.2%	12/31/2024	1.38	0	0	1.00%	6.5%	12/31/2024	1.41	0	0	0.75%	6.8%
12/31/2023	1.27	111	141	1.25%	12.2%	12/31/2023	1.30	0	0	1.00%	12.5%	12/31/2023	1.32	0	0	0.75%	12.7%
12/31/2022	1.14	101	115	1.25%	-20.1%	12/31/2022	1.15	0	0	1.00%	-19.9%	12/31/2022	1.17	0	0	0.75%	-19.7%
12/31/2021	1.42	94	134	1.25%	9.9%	12/31/2021	1.44	0	0	1.00%	10.2%	12/31/2021	1.45	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	0.50%	28.5%	12/31/2025	$1.88	0	$0	0.25%	28.9%	12/31/2025	$1.92	0	$0	0.00%	29.2%
12/31/2024	1.43	0	0	0.50%	7.0%	12/31/2024	1.46	0	0	0.25%	7.3%	12/31/2024	1.49	0	0	0.00%	7.6%
12/31/2023	1.34	0	0	0.50%	13.0%	12/31/2023	1.36	0	0	0.25%	13.3%	12/31/2023	1.38	0	0	0.00%	13.6%
12/31/2022	1.18	0	0	0.50%	-19.5%	12/31/2022	1.20	0	0	0.25%	-19.3%	12/31/2022	1.22	0	0	0.00%	-19.1%
12/31/2021	1.47	0	0	0.50%	10.8%	12/31/2021	1.49	0	0	0.25%	11.0%	12/31/2021	1.50	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.4%
2023	2.1%
2022	2.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lazard Dev Mkts Equity Instl Class - 06-4YN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	1.25%	32.0%	12/31/2025	$1.11	0	$0	1.00%	32.3%	12/31/2025	$1.12	0	$0	0.75%	32.7%
12/31/2024	0.83	0	0	1.25%	5.4%	12/31/2024	0.84	0	0	1.00%	5.7%	12/31/2024	0.85	0	0	0.75%	5.9%
12/31/2023	0.79	0	0	1.25%	8.3%	12/31/2023	0.79	0	0	1.00%	8.6%	12/31/2023	0.80	0	0	0.75%	8.8%
12/31/2022	0.73	0	0	1.25%	-23.6%	12/31/2022	0.73	0	0	1.00%	-23.4%	12/31/2022	0.73	0	0	0.75%	-23.2%
12/31/2021	0.95	0	0	1.25%	-4.6%	12/31/2021	0.95	0	0	1.00%	-4.5%	12/31/2021	0.96	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	33.0%	12/31/2025	$1.15	0	$0	0.25%	33.3%	12/31/2025	$1.16	0	$0	0.00%	33.7%
12/31/2024	0.85	0	0	0.50%	6.2%	12/31/2024	0.86	0	0	0.25%	6.5%	12/31/2024	0.87	0	0	0.00%	6.7%
12/31/2023	0.80	0	0	0.50%	9.1%	12/31/2023	0.81	0	0	0.25%	9.4%	12/31/2023	0.81	0	0	0.00%	9.6%
12/31/2022	0.74	0	0	0.50%	-23.0%	12/31/2022	0.74	0	0	0.25%	-22.8%	12/31/2022	0.74	0	0	0.00%	-22.6%
12/31/2021	0.96	0	0	0.50%	-4.4%	12/31/2021	0.96	0	0	0.25%	-4.3%	12/31/2021	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R3 Class - 06-424

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$530,405	$450,426	21,404
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$530,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$530,396	159,009	$3.34
Band 100	-	-	3.44
Band 75	-	-	3.55
Band 50	-	-	3.66
Band 25	-	-	3.77
Band 0	-	-	3.89
Total	$530,396	159,009

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,243
Mortality & expense charges			(6,087)
Net investment income (loss)			(3,844)

Gain (loss) on investments:
Net realized gain (loss)			784
Realized gain distributions			22,324
Net change in unrealized appreciation (depreciation)			47,447
Net gain (loss)			70,555

Increase (decrease) in net assets from operations			$66,711

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,844)	$(3,011)
Net realized gain (loss)		784	14,829
Realized gain distributions		22,324	20,057
Net change in unrealized appreciation (depreciation)		47,447	25,892

Increase (decrease) in net assets from operations		66,711	57,767

Contract owner transactions:
Proceeds from units sold		5,043	449,034
Cost of units redeemed		(1,711)	(99,797)
Account charges		(115)	(102)
Increase (decrease)		3,217	349,135
Net increase (decrease)		69,928	406,902
Net assets, beginning		460,468	53,566
Net assets, ending		$530,396	$460,468

Units sold		1,637	173,483
Units redeemed		(598)	(37,656)
Net increase (decrease)		1,039	135,827
Units outstanding, beginning		157,970	22,143
Units outstanding, ending		159,009	157,970

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,239,076
Cost of units redeemed/account charges			(943,921)
Net investment income (loss)			(4,874)
Net realized gain (loss)			14,253
Realized gain distributions			145,883
Net change in unrealized appreciation (depreciation)			79,979
Net assets			$530,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.34	159	$530	1.25%	14.4%	12/31/2025	$3.44	0	$0	1.00%	14.7%	12/31/2025	$3.55	0	$0	0.75%	15.0%
12/31/2024	2.91	158	460	1.25%	20.5%	12/31/2024	3.00	0	0	1.00%	20.8%	12/31/2024	3.08	0	0	0.75%	21.1%
12/31/2023	2.42	22	54	1.25%	14.6%	12/31/2023	2.48	0	0	1.00%	14.9%	12/31/2023	2.55	0	0	0.75%	15.2%
12/31/2022	2.11	50	106	1.25%	-14.8%	12/31/2022	2.16	0	0	1.00%	-14.6%	12/31/2022	2.21	0	0	0.75%	-14.4%
12/31/2021	2.48	42	104	1.25%	23.8%	12/31/2021	2.53	0	0	1.00%	24.1%	12/31/2021	2.58	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.66	0	$0	0.50%	15.3%	12/31/2025	$3.77	0	$0	0.25%	15.6%	12/31/2025	$3.89	0	$0	0.00%	15.9%
12/31/2024	3.17	0	0	0.50%	21.4%	12/31/2024	3.26	0	0	0.25%	21.7%	12/31/2024	3.35	0	0	0.00%	22.0%
12/31/2023	2.61	0	0	0.50%	15.5%	12/31/2023	2.68	0	0	0.25%	15.8%	12/31/2023	2.75	0	0	0.00%	16.1%
12/31/2022	2.26	0	0	0.50%	-14.2%	12/31/2022	2.31	0	0	0.25%	-14.0%	12/31/2022	2.37	0	0	0.00%	-13.7%
12/31/2021	2.63	0	0	0.50%	24.7%	12/31/2021	2.69	0	0	0.25%	25.0%	12/31/2021	2.75	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	0.4%
2022	0.7%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund A Class - 06-423 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.44
Band 100	-	-	3.55
Band 75	-	-	3.66
Band 50	-	-	3.77
Band 25	-	-	3.89
Band 0	-	-	4.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,958
Cost of units redeemed/account charges			(16,809)
Net investment income (loss)			-
Net realized gain (loss)			524
Realized gain distributions			327
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	0	$0	1.25%	14.7%	12/31/2025	$3.55	0	$0	1.00%	15.0%	12/31/2025	$3.66	0	$0	0.75%	15.3%
12/31/2024	3.00	0	0	1.25%	20.8%	12/31/2024	3.08	0	0	1.00%	21.1%	12/31/2024	3.17	0	0	0.75%	21.4%
12/31/2023	2.48	0	0	1.25%	14.9%	12/31/2023	2.55	0	0	1.00%	15.2%	12/31/2023	2.61	0	0	0.75%	15.5%
12/31/2022	2.16	0	0	1.25%	-14.6%	12/31/2022	2.21	0	0	1.00%	-14.4%	12/31/2022	2.26	0	0	0.75%	-14.2%
12/31/2021	2.53	0	0	1.25%	24.1%	12/31/2021	2.58	0	0	1.00%	24.4%	12/31/2021	2.63	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	0	$0	0.50%	15.6%	12/31/2025	$3.89	0	$0	0.25%	15.9%	12/31/2025	$4.01	0	$0	0.00%	16.2%
12/31/2024	3.26	0	0	0.50%	21.7%	12/31/2024	3.35	0	0	0.25%	22.0%	12/31/2024	3.45	0	0	0.00%	22.3%
12/31/2023	2.68	0	0	0.50%	15.8%	12/31/2023	2.75	0	0	0.25%	16.1%	12/31/2023	2.82	0	0	0.00%	16.3%
12/31/2022	2.31	0	0	0.50%	-14.0%	12/31/2022	2.37	0	0	0.25%	-13.7%	12/31/2022	2.42	0	0	0.00%	-13.5%
12/31/2021	2.69	0	0	0.50%	25.0%	12/31/2021	2.74	0	0	0.25%	25.4%	12/31/2021	2.80	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund A Class - 06-732

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.57
Band 100	-	-	3.71
Band 75	-	-	3.84
Band 50	-	-	3.99
Band 25	-	-	4.13
Band 0	-	-	4.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	14
Cost of units redeemed		-	(14)
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	5
Units redeemed		-	(5)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,501,031
Cost of units redeemed/account charges			(12,174,589)
Net investment income (loss)			(41,262)
Net realized gain (loss)			(286,199)
Realized gain distributions			2,001,019
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.57	0	$0	1.25%	12.9%	12/31/2025	$3.71	0	$0	1.00%	13.2%	12/31/2025	$3.84	0	$0	0.75%	13.5%
12/31/2024	3.16	0	0	1.25%	20.4%	12/31/2024	3.27	0	0	1.00%	20.7%	12/31/2024	3.39	0	0	0.75%	21.0%
12/31/2023	2.63	0	0	1.25%	7.2%	12/31/2023	2.71	0	0	1.00%	7.4%	12/31/2023	2.80	0	0	0.75%	7.7%
12/31/2022	2.45	0	0	1.25%	-36.9%	12/31/2022	2.53	0	0	1.00%	-36.7%	12/31/2022	2.60	0	0	0.75%	-36.6%
12/31/2021	3.89	0	1	1.25%	-3.9%	12/31/2021	3.99	0	0	1.00%	-3.6%	12/31/2021	4.10	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.99	0	$0	0.50%	13.8%	12/31/2025	$4.13	0	$0	0.25%	14.1%	12/31/2025	$4.29	0	$0	0.00%	14.4%
12/31/2024	3.50	0	0	0.50%	21.3%	12/31/2024	3.62	0	0	0.25%	21.6%	12/31/2024	3.75	0	0	0.00%	21.9%
12/31/2023	2.89	0	0	0.50%	8.0%	12/31/2023	2.98	0	0	0.25%	8.2%	12/31/2023	3.07	0	0	0.00%	8.5%
12/31/2022	2.67	0	0	0.50%	-36.4%	12/31/2022	2.75	0	0	0.25%	-36.2%	12/31/2022	2.83	0	0	0.00%	-36.1%
12/31/2021	4.21	0	0	0.50%	-3.1%	12/31/2021	4.32	0	0	0.25%	-2.9%	12/31/2021	4.43	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund P Class - 06-960

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$908,344	$842,636	38,468
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$908,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$618,405	98,092	$6.30
Band 100	289,831	43,616	6.65
Band 75	-	-	7.00
Band 50	-	-	7.38
Band 25	-	-	7.78
Band 0	-	-	8.20
Total	$908,236	141,708

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,723)
Net investment income (loss)			(9,723)

Gain (loss) on investments:
Net realized gain (loss)			(4,177)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,876
Net gain (loss)			111,699

Increase (decrease) in net assets from operations			$101,976

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,723)	$(10,967)
Net realized gain (loss)		(4,177)	(31,182)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		115,876	215,786

Increase (decrease) in net assets from operations		101,976	173,637

Contract owner transactions:
Proceeds from units sold		10,016	171,422
Cost of units redeemed		(63,891)	(279,113)
Account charges		(86)	(82)
Increase (decrease)		(53,961)	(107,773)
Net increase (decrease)		48,015	65,864
Net assets, beginning		860,221	794,357
Net assets, ending		$908,236	$860,221

Units sold		1,633	31,530
Units redeemed		(11,014)	(48,035)
Net increase (decrease)		(9,381)	(16,505)
Units outstanding, beginning		151,089	167,594
Units outstanding, ending		141,708	151,089

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,163,540
Cost of units redeemed/account charges			(9,515,026)
Net investment income (loss)			(210,539)
Net realized gain (loss)			(5,062)
Realized gain distributions			2,409,615
Net change in unrealized appreciation (depreciation)			65,708
Net assets			$908,236

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.30	98	$618	1.25%	12.7%	12/31/2025	$6.65	44	$290	1.00%	13.0%	12/31/2025	$7.00	0	$0	0.75%	13.3%
12/31/2024	5.59	99	553	1.25%	20.2%	12/31/2024	5.88	52	307	1.00%	20.5%	12/31/2024	6.18	0	0	0.75%	20.8%
12/31/2023	4.65	105	487	1.25%	6.9%	12/31/2023	4.88	63	307	1.00%	7.1%	12/31/2023	5.12	0	0	0.75%	7.4%
12/31/2022	4.36	132	573	1.25%	-37.0%	12/31/2022	4.56	88	399	1.00%	-36.8%	12/31/2022	4.77	0	0	0.75%	-36.7%
12/31/2021	6.91	149	1,030	1.25%	-4.1%	12/31/2021	7.21	90	651	1.00%	-3.8%	12/31/2021	7.53	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.38	0	$0	0.50%	13.5%	12/31/2025	$7.78	0	$0	0.25%	13.8%	12/31/2025	$8.20	0	$0	0.00%	14.1%
12/31/2024	6.50	0	0	0.50%	21.1%	12/31/2024	6.84	0	0	0.25%	21.4%	12/31/2024	7.19	0	0	0.00%	21.7%
12/31/2023	5.37	0	0	0.50%	7.7%	12/31/2023	5.63	0	0	0.25%	7.9%	12/31/2023	5.91	0	0	0.00%	8.2%
12/31/2022	4.99	0	0	0.50%	-36.5%	12/31/2022	5.22	0	0	0.25%	-36.3%	12/31/2022	5.46	0	0	0.00%	-36.2%
12/31/2021	7.85	0	0	0.50%	-3.4%	12/31/2021	8.20	0	0	0.25%	-3.1%	12/31/2021	8.55	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R3 Class - 06-369

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,967	$91,486	4,507
Receivables: investments sold	537
Payables: investments purchased	-
Net assets	$106,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,504	28,185	$3.78
Band 100	-	-	3.95
Band 75	-	-	4.14
Band 50	-	-	4.33
Band 25	-	-	4.53
Band 0	-	-	4.74
Total	$106,504	28,185

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,199)
Net investment income (loss)			(2,199)

Gain (loss) on investments:
Net realized gain (loss)			(26,672)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,033
Net gain (loss)			(2,639)

Increase (decrease) in net assets from operations			$(4,838)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,199)	$(1,304)
Net realized gain (loss)		(26,672)	65,412
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,033	(17,887)

Increase (decrease) in net assets from operations		(4,838)	46,221

Contract owner transactions:
Proceeds from units sold		275,802	922,786
Cost of units redeemed		(492,286)	(703,304)
Account charges		(126)	(24)
Increase (decrease)		(216,610)	219,458
Net increase (decrease)		(221,448)	265,679
Net assets, beginning		327,952	62,273
Net assets, ending		$106,504	$327,952

Units sold		82,566	285,001
Units redeemed		(152,177)	(209,506)
Net increase (decrease)		(69,611)	75,495
Units outstanding, beginning		97,796	22,301
Units outstanding, ending		28,185	97,796

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,792,234
Cost of units redeemed/account charges			(15,224,004)
Net investment income (loss)			(192,591)
Net realized gain (loss)			257,146
Realized gain distributions			1,459,238
Net change in unrealized appreciation (depreciation)			14,481
Net assets			$106,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.78	28	$107	1.25%	12.7%	12/31/2025	$3.95	0	$0	1.00%	13.0%	12/31/2025	$4.14	0	$0	0.75%	13.2%
12/31/2024	3.35	98	328	1.25%	20.1%	12/31/2024	3.50	0	0	1.00%	20.4%	12/31/2024	3.65	0	0	0.75%	20.7%
12/31/2023	2.79	22	62	1.25%	6.9%	12/31/2023	2.91	0	0	1.00%	7.1%	12/31/2023	3.03	0	0	0.75%	7.4%
12/31/2022	2.61	89	232	1.25%	-37.0%	12/31/2022	2.71	21	56	1.00%	-36.9%	12/31/2022	2.82	0	0	0.75%	-36.7%
12/31/2021	4.15	43	180	1.25%	-4.1%	12/31/2021	4.30	21	89	1.00%	-3.9%	12/31/2021	4.45	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.33	0	$0	0.50%	13.5%	12/31/2025	$4.53	0	$0	0.25%	13.8%	12/31/2025	$4.74	0	$0	0.00%	14.1%
12/31/2024	3.81	0	0	0.50%	21.0%	12/31/2024	3.98	0	0	0.25%	21.3%	12/31/2024	4.15	0	0	0.00%	21.6%
12/31/2023	3.15	0	0	0.50%	7.7%	12/31/2023	3.28	0	0	0.25%	7.9%	12/31/2023	3.42	0	0	0.00%	8.2%
12/31/2022	2.93	0	0	0.50%	-36.5%	12/31/2022	3.04	0	0	0.25%	-36.4%	12/31/2022	3.16	0	0	0.00%	-36.2%
12/31/2021	4.61	0	0	0.50%	-3.4%	12/31/2021	4.78	0	0	0.25%	-3.2%	12/31/2021	4.95	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R3 Class - 06-731 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.33
Band 100	-	-	3.46
Band 75	-	-	3.59
Band 50	-	-	3.72
Band 25	-	-	3.86
Band 0	-	-	4.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,654,708
Cost of units redeemed/account charges			(2,996,013)
Net investment income (loss)			(18,790)
Net realized gain (loss)			(127,482)
Realized gain distributions			487,577
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	0	$0	1.25%	15.5%	12/31/2025	$3.46	0	$0	1.00%	15.8%	12/31/2025	$3.59	0	$0	0.75%	16.0%
12/31/2024	2.89	0	0	1.25%	18.7%	12/31/2024	2.99	0	0	1.00%	19.0%	12/31/2024	3.09	0	0	0.75%	19.3%
12/31/2023	2.43	0	0	1.25%	11.5%	12/31/2023	2.51	0	0	1.00%	11.7%	12/31/2023	2.59	0	0	0.75%	12.0%
12/31/2022	2.18	0	0	1.25%	-10.8%	12/31/2022	2.25	0	0	1.00%	-10.6%	12/31/2022	2.31	0	0	0.75%	-10.4%
12/31/2021	2.45	0	0	1.25%	27.1%	12/31/2021	2.51	0	0	1.00%	27.4%	12/31/2021	2.58	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	0	$0	0.50%	16.3%	12/31/2025	$3.86	0	$0	0.25%	16.6%	12/31/2025	$4.00	0	$0	0.00%	16.9%
12/31/2024	3.20	0	0	0.50%	19.6%	12/31/2024	3.31	0	0	0.25%	19.9%	12/31/2024	3.42	0	0	0.00%	20.2%
12/31/2023	2.67	0	0	0.50%	12.3%	12/31/2023	2.76	0	0	0.25%	12.6%	12/31/2023	2.85	0	0	0.00%	12.9%
12/31/2022	2.38	0	0	0.50%	-10.1%	12/31/2022	2.45	0	0	0.25%	-9.9%	12/31/2022	2.52	0	0	0.00%	-9.7%
12/31/2021	2.65	0	0	0.50%	28.0%	12/31/2021	2.72	0	0	0.25%	28.3%	12/31/2021	2.79	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.45
Band 100	-	-	3.57
Band 75	-	-	3.71
Band 50	-	-	3.84
Band 25	-	-	3.99
Band 0	-	-	4.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$316,691
Cost of units redeemed/account charges			(335,150)
Net investment income (loss)			(1,523)
Net realized gain (loss)			(29,216)
Realized gain distributions			49,198
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.45	0	$0	1.25%	15.7%	12/31/2025	$3.57	0	$0	1.00%	16.0%	12/31/2025	$3.71	0	$0	0.75%	16.3%
12/31/2024	2.98	0	0	1.25%	19.1%	12/31/2024	3.08	0	0	1.00%	19.4%	12/31/2024	3.19	0	0	0.75%	19.7%
12/31/2023	2.50	0	0	1.25%	11.7%	12/31/2023	2.58	0	0	1.00%	12.0%	12/31/2023	2.66	0	0	0.75%	12.3%
12/31/2022	2.24	0	0	1.25%	-10.6%	12/31/2022	2.31	0	0	1.00%	-10.4%	12/31/2022	2.37	0	0	0.75%	-10.1%
12/31/2021	2.50	0	0	1.25%	27.4%	12/31/2021	2.57	0	0	1.00%	27.7%	12/31/2021	2.64	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.84	0	$0	0.50%	16.6%	12/31/2025	$3.99	0	$0	0.25%	16.9%	12/31/2025	$4.13	0	$0	0.00%	17.2%
12/31/2024	3.30	0	0	0.50%	20.0%	12/31/2024	3.41	0	0	0.25%	20.3%	12/31/2024	3.53	0	0	0.00%	20.6%
12/31/2023	2.75	0	0	0.50%	12.5%	12/31/2023	2.84	0	0	0.25%	12.8%	12/31/2023	2.93	0	0	0.00%	13.1%
12/31/2022	2.44	0	0	0.50%	-9.9%	12/31/2022	2.51	0	0	0.25%	-9.7%	12/31/2022	2.59	0	0	0.00%	-9.5%
12/31/2021	2.71	0	0	0.50%	28.4%	12/31/2021	2.78	0	0	0.25%	28.7%	12/31/2021	2.86	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.33
Band 100	-	-	3.45
Band 75	-	-	3.58
Band 50	-	-	3.71
Band 25	-	-	3.85
Band 0	-	-	3.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	0	$0	1.25%	11.9%	12/31/2025	$3.45	0	$0	1.00%	12.1%	12/31/2025	$3.58	0	$0	0.75%	12.4%
12/31/2024	2.98	0	0	1.25%	29.1%	12/31/2024	3.08	0	0	1.00%	29.4%	12/31/2024	3.18	0	0	0.75%	29.8%
12/31/2023	2.30	0	0	1.25%	9.4%	12/31/2023	2.38	0	0	1.00%	9.7%	12/31/2023	2.45	0	0	0.75%	10.0%
12/31/2022	2.11	0	0	1.25%	-33.4%	12/31/2022	2.17	0	0	1.00%	-33.3%	12/31/2022	2.23	0	0	0.75%	-33.1%
12/31/2021	3.16	0	0	1.25%	5.3%	12/31/2021	3.25	0	0	1.00%	5.5%	12/31/2021	3.33	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.71	0	$0	0.50%	12.7%	12/31/2025	$3.85	0	$0	0.25%	13.0%	12/31/2025	$3.99	0	$0	0.00%	13.3%
12/31/2024	3.29	0	0	0.50%	30.1%	12/31/2024	3.41	0	0	0.25%	30.4%	12/31/2024	3.52	0	0	0.00%	30.7%
12/31/2023	2.53	0	0	0.50%	10.2%	12/31/2023	2.61	0	0	0.25%	10.5%	12/31/2023	2.70	0	0	0.00%	10.8%
12/31/2022	2.30	0	0	0.50%	-32.9%	12/31/2022	2.36	0	0	0.25%	-32.8%	12/31/2022	2.43	0	0	0.00%	-32.6%
12/31/2021	3.42	0	0	0.50%	6.1%	12/31/2021	3.51	0	0	0.25%	6.3%	12/31/2021	3.61	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund P Class - 06-965

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,122	$104,948	4,662
Receivables: investments sold	-
Payables: investments purchased	(222)
Net assets	$116,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,712	16,020	$4.79
Band 100	40,188	7,962	5.05
Band 75	-	-	5.32
Band 50	-	-	5.61
Band 25	-	-	5.91
Band 0	-	-	6.23
Total	$116,900	23,982

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,311)
Net investment income (loss)			(1,311)

Gain (loss) on investments:
Net realized gain (loss)			537
Realized gain distributions			8,744
Net change in unrealized appreciation (depreciation)			4,518
Net gain (loss)			13,799

Increase (decrease) in net assets from operations			$12,488

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,311)	$(1,134)
Net realized gain (loss)		537	(235)
Realized gain distributions		8,744	-
Net change in unrealized appreciation (depreciation)		4,518	25,811

Increase (decrease) in net assets from operations		12,488	24,442

Contract owner transactions:
Proceeds from units sold		90	1,098
Cost of units redeemed		(2,991)	(3,438)
Account charges		(12)	(20)
Increase (decrease)		(2,913)	(2,360)
Net increase (decrease)		9,575	22,082
Net assets, beginning		107,325	85,243
Net assets, ending		$116,900	$107,325

Units sold		21	298
Units redeemed		(652)	(896)
Net increase (decrease)		(631)	(598)
Units outstanding, beginning		24,613	25,211
Units outstanding, ending		23,982	24,613

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$564,683
Cost of units redeemed/account charges			(671,595)
Net investment income (loss)			(28,757)
Net realized gain (loss)			31,205
Realized gain distributions			209,190
Net change in unrealized appreciation (depreciation)			12,174
Net assets			$116,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.79	16	$77	1.25%	11.7%	12/31/2025	$5.05	8	$40	1.00%	11.9%	12/31/2025	$5.32	0	$0	0.75%	12.2%
12/31/2024	4.29	17	71	1.25%	28.8%	12/31/2024	4.51	8	36	1.00%	29.2%	12/31/2024	4.74	0	0	0.75%	29.5%
12/31/2023	3.33	17	57	1.25%	9.2%	12/31/2023	3.49	8	29	1.00%	9.5%	12/31/2023	3.66	0	0	0.75%	9.8%
12/31/2022	3.05	18	55	1.25%	-33.6%	12/31/2022	3.19	11	35	1.00%	-33.4%	12/31/2022	3.34	0	0	0.75%	-33.2%
12/31/2021	4.59	36	164	1.25%	5.1%	12/31/2021	4.79	11	54	1.00%	5.3%	12/31/2021	5.00	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.61	0	$0	0.50%	12.5%	12/31/2025	$5.91	0	$0	0.25%	12.8%	12/31/2025	$6.23	0	$0	0.00%	13.1%
12/31/2024	4.98	0	0	0.50%	29.8%	12/31/2024	5.24	0	0	0.25%	30.1%	12/31/2024	5.51	0	0	0.00%	30.5%
12/31/2023	3.84	0	0	0.50%	10.0%	12/31/2023	4.03	0	0	0.25%	10.3%	12/31/2023	4.22	0	0	0.00%	10.6%
12/31/2022	3.49	0	0	0.50%	-33.1%	12/31/2022	3.65	0	0	0.25%	-32.9%	12/31/2022	3.82	0	0	0.00%	-32.7%
12/31/2021	5.21	0	0	0.50%	5.9%	12/31/2021	5.44	0	0	0.25%	6.1%	12/31/2021	5.68	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R3 Class - 06-371

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,769	$35,981	766
Receivables: investments sold	-
Payables: investments purchased	(15,781)
Net assets	$18,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,988	5,257	$3.61
Band 100	-	-	3.78
Band 75	-	-	3.95
Band 50	-	-	4.14
Band 25	-	-	4.33
Band 0	-	-	4.53
Total	$18,988	5,257

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(124)
Net investment income (loss)			(124)

Gain (loss) on investments:
Net realized gain (loss)			(2,237)
Realized gain distributions			3,595
Net change in unrealized appreciation (depreciation)			(2,038)
Net gain (loss)			(680)

Increase (decrease) in net assets from operations			$(804)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124)	$(37)
Net realized gain (loss)		(2,237)	13
Realized gain distributions		3,595	-
Net change in unrealized appreciation (depreciation)		(2,038)	777

Increase (decrease) in net assets from operations		(804)	753

Contract owner transactions:
Proceeds from units sold		192,961	134
Cost of units redeemed		(176,565)	(110)
Account charges		-	-
Increase (decrease)		16,396	24
Net increase (decrease)		15,592	777
Net assets, beginning		3,396	2,619
Net assets, ending		$18,988	$3,396

Units sold		52,713	48
Units redeemed		(48,505)	(41)
Net increase (decrease)		4,208	7
Units outstanding, beginning		1,049	1,042
Units outstanding, ending		5,257	1,049

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,022,440
Cost of units redeemed/account charges			(2,233,913)
Net investment income (loss)			(29,707)
Net realized gain (loss)			57,089
Realized gain distributions			204,291
Net change in unrealized appreciation (depreciation)			(1,212)
Net assets			$18,988

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.61	5	$19	1.25%	11.6%	12/31/2025	$3.78	0	$0	1.00%	11.9%	12/31/2025	$3.95	0	$0	0.75%	12.2%
12/31/2024	3.24	1	3	1.25%	28.8%	12/31/2024	3.38	0	0	1.00%	29.1%	12/31/2024	3.53	0	0	0.75%	29.5%
12/31/2023	2.51	1	3	1.25%	9.1%	12/31/2023	2.62	0	0	1.00%	9.4%	12/31/2023	2.72	0	0	0.75%	9.7%
12/31/2022	2.30	48	110	1.25%	-33.6%	12/31/2022	2.39	0	0	1.00%	-33.4%	12/31/2022	2.48	0	0	0.75%	-33.3%
12/31/2021	3.47	43	151	1.25%	5.0%	12/31/2021	3.59	0	0	1.00%	5.3%	12/31/2021	3.72	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.14	0	$0	0.50%	12.4%	12/31/2025	$4.33	0	$0	0.25%	12.7%	12/31/2025	$4.53	0	$0	0.00%	13.0%
12/31/2024	3.68	0	0	0.50%	29.8%	12/31/2024	3.84	0	0	0.25%	30.1%	12/31/2024	4.01	0	0	0.00%	30.4%
12/31/2023	2.84	0	0	0.50%	10.0%	12/31/2023	2.95	0	0	0.25%	10.2%	12/31/2023	3.07	0	0	0.00%	10.5%
12/31/2022	2.58	0	0	0.50%	-33.1%	12/31/2022	2.68	0	0	0.25%	-32.9%	12/31/2022	2.78	0	0	0.00%	-32.7%
12/31/2021	3.85	0	0	0.50%	5.8%	12/31/2021	3.99	0	0	0.25%	6.1%	12/31/2021	4.14	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund A Class - 06-057 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.43
Band 75	-	-	1.47
Band 50	-	-	1.51
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$694,112
Cost of units redeemed/account charges			(742,689)
Net investment income (loss)			37,183
Net realized gain (loss)			11,109
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	1.25%	6.1%	12/31/2025	$1.43	0	$0	1.00%	6.4%	12/31/2025	$1.47	0	$0	0.75%	6.6%
12/31/2024	1.31	0	0	1.25%	7.1%	12/31/2024	1.34	0	0	1.00%	7.3%	12/31/2024	1.38	0	0	0.75%	7.6%
12/31/2023	1.22	0	0	1.25%	9.1%	12/31/2023	1.25	0	0	1.00%	9.4%	12/31/2023	1.28	0	0	0.75%	9.7%
12/31/2022	1.12	0	0	1.25%	-14.9%	12/31/2022	1.14	0	0	1.00%	-14.7%	12/31/2022	1.17	0	0	0.75%	-14.5%
12/31/2021	1.32	1	1	1.25%	4.8%	12/31/2021	1.34	0	0	1.00%	5.0%	12/31/2021	1.37	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	6.9%	12/31/2025	$1.56	0	$0	0.25%	7.2%	12/31/2025	$1.60	0	$0	0.00%	7.4%
12/31/2024	1.41	0	0	0.50%	7.9%	12/31/2024	1.45	0	0	0.25%	8.1%	12/31/2024	1.49	0	0	0.00%	8.4%
12/31/2023	1.31	0	0	0.50%	9.9%	12/31/2023	1.34	0	0	0.25%	10.2%	12/31/2023	1.38	0	0	0.00%	10.5%
12/31/2022	1.19	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.24	0	0	0.00%	-13.8%
12/31/2021	1.39	0	0	0.50%	5.5%	12/31/2021	1.42	0	0	0.25%	5.8%	12/31/2021	1.44	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	256.3%
2021	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R3 Class - 06-073

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,845	$104,197	15,738
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$100,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,883	75,231	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	-	-	1.55
Total	$100,883	75,231

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,285
Mortality & expense charges			(1,873)
Net investment income (loss)			8,412

Gain (loss) on investments:
Net realized gain (loss)			(4,217)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,266
Net gain (loss)			49

Increase (decrease) in net assets from operations			$8,461

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,412	$7,370
Net realized gain (loss)		(4,217)	(265)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,266	1,540

Increase (decrease) in net assets from operations		8,461	8,645

Contract owner transactions:
Proceeds from units sold		23,265	25,404
Cost of units redeemed		(79,657)	(2,103)
Account charges		(12)	(4)
Increase (decrease)		(56,404)	23,297
Net increase (decrease)		(47,943)	31,942
Net assets, beginning		148,826	116,884
Net assets, ending		$100,883	$148,826

Units sold		17,988	20,721
Units redeemed		(59,979)	(1,761)
Net increase (decrease)		(41,991)	18,960
Units outstanding, beginning		117,222	98,262
Units outstanding, ending		75,231	117,222

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,254,041
Cost of units redeemed/account charges			(1,233,892)
Net investment income (loss)			90,810
Net realized gain (loss)			(6,933)
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			(3,352)
Net assets			$100,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	75	$101	1.25%	5.6%	12/31/2025	$1.38	0	$0	1.00%	5.9%	12/31/2025	$1.42	0	$0	0.75%	6.2%
12/31/2024	1.27	117	149	1.25%	6.7%	12/31/2024	1.30	0	0	1.00%	7.0%	12/31/2024	1.34	0	0	0.75%	7.3%
12/31/2023	1.19	98	117	1.25%	8.9%	12/31/2023	1.22	0	0	1.00%	9.2%	12/31/2023	1.25	0	0	0.75%	9.5%
12/31/2022	1.09	137	149	1.25%	-15.2%	12/31/2022	1.12	0	0	1.00%	-15.0%	12/31/2022	1.14	0	0	0.75%	-14.8%
12/31/2021	1.29	132	170	1.25%	4.4%	12/31/2021	1.31	0	0	1.00%	4.7%	12/31/2021	1.34	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	6.4%	12/31/2025	$1.50	0	$0	0.25%	6.7%	12/31/2025	$1.55	0	$0	0.00%	6.9%
12/31/2024	1.37	0	0	0.50%	7.5%	12/31/2024	1.41	0	0	0.25%	7.8%	12/31/2024	1.45	0	0	0.00%	8.1%
12/31/2023	1.28	0	0	0.50%	9.8%	12/31/2023	1.31	0	0	0.25%	10.0%	12/31/2023	1.34	0	0	0.00%	10.3%
12/31/2022	1.16	0	0	0.50%	-14.6%	12/31/2022	1.19	0	0	0.25%	-14.3%	12/31/2022	1.21	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	5.2%	12/31/2021	1.39	0	0	0.25%	5.5%	12/31/2021	1.41	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.2%
2024	6.8%
2023	6.3%
2022	5.1%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund P Class - 06-970

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.05
Band 100	-	-	3.21
Band 75	-	-	3.39
Band 50	-	-	3.57
Band 25	-	-	3.76
Band 0	-	-	3.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(32)
Net realized gain (loss)		-	1,947
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(946)

Increase (decrease) in net assets from operations		-	969

Contract owner transactions:
Proceeds from units sold		-	285
Cost of units redeemed		-	(11,924)
Account charges		-	-
Increase (decrease)		-	(11,639)
Net increase (decrease)		-	(10,670)
Net assets, beginning		-	10,670
Net assets, ending		$-	$-

Units sold		-	107
Units redeemed		-	(4,304)
Net increase (decrease)		-	(4,197)
Units outstanding, beginning		-	4,197
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$178,863
Cost of units redeemed/account charges			(208,653)
Net investment income (loss)			(2,156)
Net realized gain (loss)			25,870
Realized gain distributions			6,076
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.05	0	$0	1.25%	5.7%	12/31/2025	$3.21	0	$0	1.00%	6.0%	12/31/2025	$3.39	0	$0	0.75%	6.3%
12/31/2024	2.88	0	0	1.25%	13.4%	12/31/2024	3.03	0	0	1.00%	13.7%	12/31/2024	3.19	0	0	0.75%	14.0%
12/31/2023	2.54	4	11	1.25%	13.8%	12/31/2023	2.67	0	0	1.00%	14.1%	12/31/2023	2.80	0	0	0.75%	14.4%
12/31/2022	2.23	4	8	1.25%	-12.4%	12/31/2022	2.34	0	0	1.00%	-12.1%	12/31/2022	2.44	0	0	0.75%	-11.9%
12/31/2021	2.55	4	9	1.25%	27.0%	12/31/2021	2.66	0	0	1.00%	27.4%	12/31/2021	2.78	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.57	0	$0	0.50%	6.5%	12/31/2025	$3.76	0	$0	0.25%	6.8%	12/31/2025	$3.97	0	$0	0.00%	7.1%
12/31/2024	3.35	0	0	0.50%	14.2%	12/31/2024	3.52	0	0	0.25%	14.5%	12/31/2024	3.70	0	0	0.00%	14.8%
12/31/2023	2.93	0	0	0.50%	14.7%	12/31/2023	3.08	0	0	0.25%	15.0%	12/31/2023	3.23	0	0	0.00%	15.3%
12/31/2022	2.56	0	0	0.50%	-11.7%	12/31/2022	2.68	0	0	0.25%	-11.5%	12/31/2022	2.80	0	0	0.00%	-11.3%
12/31/2021	2.90	0	0	0.50%	28.0%	12/31/2021	3.02	0	0	0.25%	28.3%	12/31/2021	3.15	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.4%
2022	0.8%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R3 Class - 06-961

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.33
Band 100	-	-	4.52
Band 75	-	-	4.71
Band 50	-	-	4.91
Band 25	-	-	5.12
Band 0	-	-	5.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(60)
Net realized gain (loss)		-	2,970
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1,939)

Increase (decrease) in net assets from operations		-	971

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		-	(16,855)
Account charges		-	(5)
Increase (decrease)		-	(16,858)
Net increase (decrease)		-	(15,887)
Net assets, beginning		-	15,887
Net assets, ending		$-	$-

Units sold		-	(1)
Units redeemed		-	(4,389)
Net increase (decrease)		-	(4,390)
Units outstanding, beginning		-	4,390
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,105,142
Cost of units redeemed/account charges			(1,197,693)
Net investment income (loss)			(15,056)
Net realized gain (loss)			83,932
Realized gain distributions			23,675
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.33	0	$0	1.25%	5.7%	12/31/2025	$4.52	0	$0	1.00%	6.0%	12/31/2025	$4.71	0	$0	0.75%	6.2%
12/31/2024	4.10	0	0	1.25%	13.3%	12/31/2024	4.26	0	0	1.00%	13.6%	12/31/2024	4.43	0	0	0.75%	13.9%
12/31/2023	3.62	4	16	1.25%	13.8%	12/31/2023	3.75	0	0	1.00%	14.1%	12/31/2023	3.89	0	0	0.75%	14.4%
12/31/2022	3.18	4	14	1.25%	-12.4%	12/31/2022	3.29	0	0	1.00%	-12.2%	12/31/2022	3.40	0	0	0.75%	-12.0%
12/31/2021	3.63	6	21	1.25%	27.0%	12/31/2021	3.75	0	0	1.00%	27.3%	12/31/2021	3.87	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.91	0	$0	0.50%	6.5%	12/31/2025	$5.12	0	$0	0.25%	6.8%	12/31/2025	$5.34	0	$0	0.00%	7.0%
12/31/2024	4.61	0	0	0.50%	14.1%	12/31/2024	4.79	0	0	0.25%	14.4%	12/31/2024	4.99	0	0	0.00%	14.7%
12/31/2023	4.04	0	0	0.50%	14.7%	12/31/2023	4.19	0	0	0.25%	15.0%	12/31/2023	4.35	0	0	0.00%	15.2%
12/31/2022	3.52	0	0	0.50%	-11.7%	12/31/2022	3.64	0	0	0.25%	-11.5%	12/31/2022	3.77	0	0	0.00%	-11.3%
12/31/2021	3.99	0	0	0.50%	27.9%	12/31/2021	4.12	0	0	0.25%	28.3%	12/31/2021	4.25	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.3%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R3 Class - 06-962

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,335	$111,922	8,571
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$110,402

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,402	32,609	$3.39
Band 100	-	-	3.53
Band 75	-	-	3.68
Band 50	-	-	3.84
Band 25	-	-	4.00
Band 0	-	-	4.17
Total	$110,402	32,609

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$164
Mortality & expense charges			(1,364)
Net investment income (loss)			(1,200)

Gain (loss) on investments:
Net realized gain (loss)			759
Realized gain distributions			7,323
Net change in unrealized appreciation (depreciation)			(6,350)
Net gain (loss)			1,732

Increase (decrease) in net assets from operations			$532

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,200)	$(1,174)
Net realized gain (loss)		759	107
Realized gain distributions		7,323	11,271
Net change in unrealized appreciation (depreciation)		(6,350)	(459)

Increase (decrease) in net assets from operations		532	9,745

Contract owner transactions:
Proceeds from units sold		20,720	11,123
Cost of units redeemed		(14,167)	(97)
Account charges		(94)	(51)
Increase (decrease)		6,459	10,975
Net increase (decrease)		6,991	20,720
Net assets, beginning		103,411	82,691
Net assets, ending		$110,402	$103,411

Units sold		6,580	3,403
Units redeemed		(4,245)	(46)
Net increase (decrease)		2,335	3,357
Units outstanding, beginning		30,274	26,917
Units outstanding, ending		32,609	30,274

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$898,208
Cost of units redeemed/account charges			(938,073)
Net investment income (loss)			(28,475)
Net realized gain (loss)			(93,676)
Realized gain distributions			274,005
Net change in unrealized appreciation (depreciation)			(1,587)
Net assets			$110,402

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.39	33	$110	1.25%	-0.9%	12/31/2025	$3.53	0	$0	1.00%	-0.6%	12/31/2025	$3.68	0	$0	0.75%	-0.4%
12/31/2024	3.42	30	103	1.25%	11.2%	12/31/2024	3.55	0	0	1.00%	11.5%	12/31/2024	3.69	0	0	0.75%	11.7%
12/31/2023	3.07	27	83	1.25%	18.0%	12/31/2023	3.19	0	0	1.00%	18.3%	12/31/2023	3.31	0	0	0.75%	18.6%
12/31/2022	2.60	24	62	1.25%	-18.8%	12/31/2022	2.69	0	0	1.00%	-18.6%	12/31/2022	2.79	0	0	0.75%	-18.4%
12/31/2021	3.20	106	339	1.25%	24.6%	12/31/2021	3.31	0	0	1.00%	24.9%	12/31/2021	3.41	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.84	0	$0	0.50%	-0.1%	12/31/2025	$4.00	0	$0	0.25%	0.1%	12/31/2025	$4.17	0	$0	0.00%	0.4%
12/31/2024	3.84	0	0	0.50%	12.0%	12/31/2024	4.00	0	0	0.25%	12.3%	12/31/2024	4.15	0	0	0.00%	12.6%
12/31/2023	3.43	0	0	0.50%	18.9%	12/31/2023	3.56	0	0	0.25%	19.2%	12/31/2023	3.69	0	0	0.00%	19.5%
12/31/2022	2.88	0	0	0.50%	-18.2%	12/31/2022	2.98	0	0	0.25%	-18.0%	12/31/2022	3.09	0	0	0.00%	-17.8%
12/31/2021	3.52	0	0	0.50%	25.5%	12/31/2021	3.64	0	0	0.25%	25.8%	12/31/2021	3.75	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.51
Band 100	-	-	3.70
Band 75	-	-	3.90
Band 50	-	-	4.11
Band 25	-	-	4.33
Band 0	-	-	4.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$881,687
Cost of units redeemed/account charges			(1,114,693)
Net investment income (loss)			(34,037)
Net realized gain (loss)			(103,825)
Realized gain distributions			370,868
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.51	0	$0	1.25%	-0.8%	12/31/2025	$3.70	0	$0	1.00%	-0.6%	12/31/2025	$3.90	0	$0	0.75%	-0.3%
12/31/2024	3.54	0	0	1.25%	11.2%	12/31/2024	3.72	0	0	1.00%	11.5%	12/31/2024	3.91	0	0	0.75%	11.7%
12/31/2023	3.18	0	0	1.25%	18.1%	12/31/2023	3.34	0	0	1.00%	18.4%	12/31/2023	3.50	0	0	0.75%	18.7%
12/31/2022	2.70	0	0	1.25%	-18.7%	12/31/2022	2.82	0	0	1.00%	-18.5%	12/31/2022	2.95	0	0	0.75%	-18.3%
12/31/2021	3.32	0	0	1.25%	24.6%	12/31/2021	3.46	0	0	1.00%	25.0%	12/31/2021	3.61	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.11	0	$0	0.50%	-0.1%	12/31/2025	$4.33	0	$0	0.25%	0.2%	12/31/2025	$4.57	0	$0	0.00%	0.4%
12/31/2024	4.11	0	0	0.50%	12.0%	12/31/2024	4.32	0	0	0.25%	12.3%	12/31/2024	4.55	0	0	0.00%	12.6%
12/31/2023	3.67	0	0	0.50%	18.9%	12/31/2023	3.85	0	0	0.25%	19.2%	12/31/2023	4.04	0	0	0.00%	19.5%
12/31/2022	3.09	0	0	0.50%	-18.1%	12/31/2022	3.23	0	0	0.25%	-17.9%	12/31/2022	3.38	0	0	0.00%	-17.7%
12/31/2021	3.77	0	0	0.50%	25.6%	12/31/2021	3.93	0	0	0.25%	25.9%	12/31/2021	4.10	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.27
Band 100	-	-	2.34
Band 75	-	-	2.42
Band 50	-	-	2.50
Band 25	-	-	2.59
Band 0	-	-	2.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	1.25%	-0.4%	12/31/2025	$2.34	0	$0	1.00%	-0.1%	12/31/2025	$2.42	0	$0	0.75%	0.1%
12/31/2024	2.27	0	0	1.25%	11.8%	12/31/2024	2.35	0	0	1.00%	12.0%	12/31/2024	2.42	0	0	0.75%	12.3%
12/31/2023	2.04	0	0	1.25%	18.6%	12/31/2023	2.09	0	0	1.00%	18.9%	12/31/2023	2.15	0	0	0.75%	19.2%
12/31/2022	1.72	0	0	1.25%	-18.3%	12/31/2022	1.76	0	0	1.00%	-18.1%	12/31/2022	1.81	0	0	0.75%	-17.9%
12/31/2021	2.10	0	0	1.25%	25.2%	12/31/2021	2.15	0	0	1.00%	25.5%	12/31/2021	2.20	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.50	0	$0	0.50%	0.4%	12/31/2025	$2.59	0	$0	0.25%	0.6%	12/31/2025	$2.68	0	$0	0.00%	0.9%
12/31/2024	2.49	0	0	0.50%	12.6%	12/31/2024	2.57	0	0	0.25%	12.9%	12/31/2024	2.65	0	0	0.00%	13.2%
12/31/2023	2.22	0	0	0.50%	19.5%	12/31/2023	2.28	0	0	0.25%	19.8%	12/31/2023	2.34	0	0	0.00%	20.1%
12/31/2022	1.85	0	0	0.50%	-17.7%	12/31/2022	1.90	0	0	0.25%	-17.5%	12/31/2022	1.95	0	0	0.00%	-17.3%
12/31/2021	2.25	0	0	0.50%	26.1%	12/31/2021	2.31	0	0	0.25%	26.4%	12/31/2021	2.36	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund A Class - 06-967

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,706	$63,689	3,448
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$61,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,732	18,519	$3.33
Band 100	-	-	3.47
Band 75	-	-	3.61
Band 50	-	-	3.76
Band 25	-	-	3.91
Band 0	-	-	4.07
Total	$61,732	18,519

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$158
Mortality & expense charges			(782)
Net investment income (loss)			(624)

Gain (loss) on investments:
Net realized gain (loss)			(202)
Realized gain distributions			3,884
Net change in unrealized appreciation (depreciation)			(3,016)
Net gain (loss)			666

Increase (decrease) in net assets from operations			$42

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(624)	$(1,067)
Net realized gain (loss)		(202)	4,609
Realized gain distributions		3,884	3,846
Net change in unrealized appreciation (depreciation)		(3,016)	4,881

Increase (decrease) in net assets from operations		42	12,269

Contract owner transactions:
Proceeds from units sold		10,165	7,440
Cost of units redeemed		(8,860)	(60,382)
Account charges		(16)	(9)
Increase (decrease)		1,289	(52,951)
Net increase (decrease)		1,331	(40,682)
Net assets, beginning		60,401	101,083
Net assets, ending		$61,732	$60,401

Units sold		3,147	2,293
Units redeemed		(2,626)	(18,090)
Net increase (decrease)		521	(15,797)
Units outstanding, beginning		17,998	33,795
Units outstanding, ending		18,519	17,998

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,164,001
Cost of units redeemed/account charges			(20,712,861)
Net investment income (loss)			(194,594)
Net realized gain (loss)			1,298,550
Realized gain distributions			1,508,619
Net change in unrealized appreciation (depreciation)			(1,983)
Net assets			$61,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	19	$62	1.25%	-0.7%	12/31/2025	$3.47	0	$0	1.00%	-0.4%	12/31/2025	$3.61	0	$0	0.75%	-0.2%
12/31/2024	3.36	18	60	1.25%	12.2%	12/31/2024	3.48	0	0	1.00%	12.5%	12/31/2024	3.62	0	0	0.75%	12.8%
12/31/2023	2.99	34	101	1.25%	15.2%	12/31/2023	3.10	0	0	1.00%	15.5%	12/31/2023	3.21	0	0	0.75%	15.8%
12/31/2022	2.60	37	97	1.25%	-22.9%	12/31/2022	2.68	0	0	1.00%	-22.7%	12/31/2022	2.77	0	0	0.75%	-22.5%
12/31/2021	3.37	47	160	1.25%	25.6%	12/31/2021	3.47	0	0	1.00%	25.9%	12/31/2021	3.57	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.76	0	$0	0.50%	0.1%	12/31/2025	$3.91	0	$0	0.25%	0.3%	12/31/2025	$4.07	0	$0	0.00%	0.6%
12/31/2024	3.76	0	0	0.50%	13.0%	12/31/2024	3.90	0	0	0.25%	13.3%	12/31/2024	4.05	0	0	0.00%	13.6%
12/31/2023	3.32	0	0	0.50%	16.1%	12/31/2023	3.44	0	0	0.25%	16.4%	12/31/2023	3.56	0	0	0.00%	16.7%
12/31/2022	2.86	0	0	0.50%	-22.3%	12/31/2022	2.96	0	0	0.25%	-22.1%	12/31/2022	3.05	0	0	0.00%	-21.9%
12/31/2021	3.68	0	0	0.50%	26.6%	12/31/2021	3.80	0	0	0.25%	26.9%	12/31/2021	3.91	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.1%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund P Class - 06-025

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,900	$416,630	22,504
Receivables: investments sold	499
Payables: investments purchased	-
Net assets	$386,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$364,035	173,753	$2.10
Band 100	22,364	10,347	2.16
Band 75	-	-	2.23
Band 50	-	-	2.30
Band 25	-	-	2.37
Band 0	-	-	2.45
Total	$386,399	184,100

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$158
Mortality & expense charges			(4,629)
Net investment income (loss)			(4,471)

Gain (loss) on investments:
Net realized gain (loss)			(1,145)
Realized gain distributions			22,418
Net change in unrealized appreciation (depreciation)			(19,949)
Net gain (loss)			1,324

Increase (decrease) in net assets from operations			$(3,147)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,471)	$(4,676)
Net realized gain (loss)		(1,145)	(1,624)
Realized gain distributions		22,418	25,778
Net change in unrealized appreciation (depreciation)		(19,949)	22,354

Increase (decrease) in net assets from operations		(3,147)	41,832

Contract owner transactions:
Proceeds from units sold		20,294	32,290
Cost of units redeemed		(15,910)	(41,465)
Account charges		(413)	(408)
Increase (decrease)		3,971	(9,583)
Net increase (decrease)		824	32,249
Net assets, beginning		385,575	353,326
Net assets, ending		$386,399	$385,575

Units sold		9,939	16,343
Units redeemed		(8,011)	(20,870)
Net increase (decrease)		1,928	(4,527)
Units outstanding, beginning		182,172	186,699
Units outstanding, ending		184,100	182,172

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,730,347
Cost of units redeemed/account charges			(1,799,517)
Net investment income (loss)			(90,485)
Net realized gain (loss)			(96,583)
Realized gain distributions			673,367
Net change in unrealized appreciation (depreciation)			(30,730)
Net assets			$386,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	174	$364	1.25%	-0.8%	12/31/2025	$2.16	10	$22	1.00%	-0.6%	12/31/2025	$2.23	0	$0	0.75%	-0.3%
12/31/2024	2.11	172	363	1.25%	11.9%	12/31/2024	2.17	11	23	1.00%	12.2%	12/31/2024	2.24	0	0	0.75%	12.5%
12/31/2023	1.89	170	321	1.25%	15.1%	12/31/2023	1.94	17	32	1.00%	15.4%	12/31/2023	1.99	0	0	0.75%	15.6%
12/31/2022	1.64	202	331	1.25%	-23.0%	12/31/2022	1.68	38	65	1.00%	-22.9%	12/31/2022	1.72	0	0	0.75%	-22.7%
12/31/2021	2.13	345	735	1.25%	25.4%	12/31/2021	2.18	39	84	1.00%	25.7%	12/31/2021	2.22	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	-0.1%	12/31/2025	$2.37	0	$0	0.25%	0.2%	12/31/2025	$2.45	0	$0	0.00%	0.4%
12/31/2024	2.30	0	0	0.50%	12.8%	12/31/2024	2.37	0	0	0.25%	13.0%	12/31/2024	2.44	0	0	0.00%	13.3%
12/31/2023	2.04	0	0	0.50%	15.9%	12/31/2023	2.10	0	0	0.25%	16.2%	12/31/2023	2.15	0	0	0.00%	16.5%
12/31/2022	1.76	0	0	0.50%	-22.5%	12/31/2022	1.80	0	0	0.25%	-22.3%	12/31/2022	1.85	0	0	0.00%	-22.1%
12/31/2021	2.27	0	0	0.50%	26.3%	12/31/2021	2.32	0	0	0.25%	26.6%	12/31/2021	2.37	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R3 Class - 06-968

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,324	$273,407	15,259
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$256,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,272	56,300	$3.22
Band 100	75,093	22,406	3.35
Band 75	-	-	3.49
Band 50	-	-	3.63
Band 25	-	-	3.78
Band 0	-	-	3.93
Total	$256,365	78,706

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,596)
Net investment income (loss)			(3,596)

Gain (loss) on investments:
Net realized gain (loss)			(5,822)
Realized gain distributions			15,253
Net change in unrealized appreciation (depreciation)			(10,305)
Net gain (loss)			(874)

Increase (decrease) in net assets from operations			$(4,470)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,596)	$(4,326)
Net realized gain (loss)		(5,822)	2,204
Realized gain distributions		15,253	24,505
Net change in unrealized appreciation (depreciation)		(10,305)	18,394

Increase (decrease) in net assets from operations		(4,470)	40,777

Contract owner transactions:
Proceeds from units sold		39,049	26,529
Cost of units redeemed		(137,475)	(40,562)
Account charges		(292)	(281)
Increase (decrease)		(98,718)	(14,314)
Net increase (decrease)		(103,188)	26,463
Net assets, beginning		359,553	333,090
Net assets, ending		$256,365	$359,553

Units sold		12,615	8,430
Units redeemed		(43,704)	(12,335)
Net increase (decrease)		(31,089)	(3,905)
Units outstanding, beginning		109,795	113,700
Units outstanding, ending		78,706	109,795

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,836,084
Cost of units redeemed/account charges			(5,618,748)
Net investment income (loss)			(161,491)
Net realized gain (loss)			170,309
Realized gain distributions			1,047,294
Net change in unrealized appreciation (depreciation)			(17,083)
Net assets			$256,365

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	56	$181	1.25%	-0.9%	12/31/2025	$3.35	22	$75	1.00%	-0.6%	12/31/2025	$3.49	0	$0	0.75%	-0.4%
12/31/2024	3.25	86	281	1.25%	11.9%	12/31/2024	3.37	23	79	1.00%	12.2%	12/31/2024	3.50	0	0	0.75%	12.4%
12/31/2023	2.90	85	248	1.25%	15.0%	12/31/2023	3.01	28	86	1.00%	15.3%	12/31/2023	3.11	0	0	0.75%	15.6%
12/31/2022	2.52	130	328	1.25%	-23.1%	12/31/2022	2.61	29	76	1.00%	-22.9%	12/31/2022	2.69	0	0	0.75%	-22.7%
12/31/2021	3.28	163	534	1.25%	25.3%	12/31/2021	3.38	44	150	1.00%	25.6%	12/31/2021	3.48	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.63	0	$0	0.50%	-0.1%	12/31/2025	$3.78	0	$0	0.25%	0.1%	12/31/2025	$3.93	0	$0	0.00%	0.4%
12/31/2024	3.64	0	0	0.50%	12.7%	12/31/2024	3.78	0	0	0.25%	13.0%	12/31/2024	3.92	0	0	0.00%	13.3%
12/31/2023	3.23	0	0	0.50%	15.9%	12/31/2023	3.34	0	0	0.25%	16.2%	12/31/2023	3.46	0	0	0.00%	16.5%
12/31/2022	2.78	0	0	0.50%	-22.5%	12/31/2022	2.88	0	0	0.25%	-22.3%	12/31/2022	2.97	0	0	0.00%	-22.1%
12/31/2021	3.59	0	0	0.50%	26.2%	12/31/2021	3.70	0	0	0.25%	26.6%	12/31/2021	3.81	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund I Class - 06-948

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,811	$173,749	4,785
Receivables: investments sold	-
Payables: investments purchased	(1,244)
Net assets	$271,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,567	59,419	$4.57
Band 100	-	-	4.70
Band 75	-	-	4.83
Band 50	-	-	4.96
Band 25	-	-	5.10
Band 0	-	-	5.24
Total	$271,567	59,419

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,067)
Net investment income (loss)			(3,067)

Gain (loss) on investments:
Net realized gain (loss)			2,575
Realized gain distributions			5,319
Net change in unrealized appreciation (depreciation)			30,144
Net gain (loss)			38,038

Increase (decrease) in net assets from operations			$34,971

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,067)	$(2,336)
Net realized gain (loss)		2,575	291
Realized gain distributions		5,319	-
Net change in unrealized appreciation (depreciation)		30,144	67,868

Increase (decrease) in net assets from operations		34,971	65,823

Contract owner transactions:
Proceeds from units sold		12,783	22,604
Cost of units redeemed		(1,427)	(5,351)
Account charges		-	-
Increase (decrease)		11,356	17,253
Net increase (decrease)		46,327	83,076
Net assets, beginning		225,240	142,164
Net assets, ending		$271,567	$225,240

Units sold		3,037	6,815
Units redeemed		(312)	(1,347)
Net increase (decrease)		2,725	5,468
Units outstanding, beginning		56,694	51,226
Units outstanding, ending		59,419	56,694

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$408,157
Cost of units redeemed/account charges			(337,973)
Net investment income (loss)			(16,248)
Net realized gain (loss)			37,880
Realized gain distributions			80,689
Net change in unrealized appreciation (depreciation)			99,062
Net assets			$271,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.57	59	$272	1.25%	15.0%	12/31/2025	$4.70	0	$0	1.00%	15.3%	12/31/2025	$4.83	0	$0	0.75%	15.6%
12/31/2024	3.97	57	225	1.25%	43.2%	12/31/2024	4.07	0	0	1.00%	43.5%	12/31/2024	4.18	0	0	0.75%	43.9%
12/31/2023	2.78	51	142	1.25%	31.6%	12/31/2023	2.84	0	0	1.00%	32.0%	12/31/2023	2.90	0	0	0.75%	32.3%
12/31/2022	2.11	45	94	1.25%	-39.5%	12/31/2022	2.15	0	0	1.00%	-39.3%	12/31/2022	2.19	0	0	0.75%	-39.2%
12/31/2021	3.48	40	139	1.25%	7.6%	12/31/2021	3.54	0	0	1.00%	7.9%	12/31/2021	3.61	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.96	0	$0	0.50%	15.9%	12/31/2025	$5.10	0	$0	0.25%	16.2%	12/31/2025	$5.24	0	$0	0.00%	16.5%
12/31/2024	4.28	0	0	0.50%	44.2%	12/31/2024	4.39	0	0	0.25%	44.6%	12/31/2024	4.50	0	0	0.00%	45.0%
12/31/2023	2.97	0	0	0.50%	32.6%	12/31/2023	3.04	0	0	0.25%	33.0%	12/31/2023	3.10	0	0	0.00%	33.3%
12/31/2022	2.24	0	0	0.50%	-39.0%	12/31/2022	2.28	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.67	0	0	0.50%	8.4%	12/31/2021	3.73	0	0	0.25%	8.7%	12/31/2021	3.80	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund I Class - 06-949

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$202,327	$214,955	22,849
Receivables: investments sold	123
Payables: investments purchased	-
Net assets	$202,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,450	184,700	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.26
Total	$202,450	184,700

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,415
Mortality & expense charges			(2,625)
Net investment income (loss)			7,790

Gain (loss) on investments:
Net realized gain (loss)			(2,531)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,125
Net gain (loss)			4,594

Increase (decrease) in net assets from operations			$12,384

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,790	$7,699
Net realized gain (loss)		(2,531)	(363)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,125	(3,844)

Increase (decrease) in net assets from operations		12,384	3,492

Contract owner transactions:
Proceeds from units sold		7,088	1,624
Cost of units redeemed		(27,034)	(2,249)
Account charges		-	-
Increase (decrease)		(19,946)	(625)
Net increase (decrease)		(7,562)	2,867
Net assets, beginning		210,012	207,145
Net assets, ending		$202,450	$210,012

Units sold		6,693	1,593
Units redeemed		(25,443)	(2,124)
Net increase (decrease)		(18,750)	(531)
Units outstanding, beginning		203,450	203,981
Units outstanding, ending		184,700	203,450

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$820,976
Cost of units redeemed/account charges			(635,309)
Net investment income (loss)			43,980
Net realized gain (loss)			(19,663)
Realized gain distributions			5,094
Net change in unrealized appreciation (depreciation)			(12,628)
Net assets			$202,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	185	$202	1.25%	6.2%	12/31/2025	$1.13	0	$0	1.00%	6.5%	12/31/2025	$1.16	0	$0	0.75%	6.7%
12/31/2024	1.03	203	210	1.25%	1.6%	12/31/2024	1.06	0	0	1.00%	1.9%	12/31/2024	1.08	0	0	0.75%	2.2%
12/31/2023	1.02	204	207	1.25%	5.1%	12/31/2023	1.04	0	0	1.00%	5.4%	12/31/2023	1.06	0	0	0.75%	5.6%
12/31/2022	0.97	99	96	1.25%	-15.0%	12/31/2022	0.99	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.14	134	153	1.25%	-1.1%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.18	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	7.0%	12/31/2025	$1.22	0	$0	0.25%	7.3%	12/31/2025	$1.26	0	$0	0.00%	7.5%
12/31/2024	1.11	0	0	0.50%	2.4%	12/31/2024	1.14	0	0	0.25%	2.7%	12/31/2024	1.17	0	0	0.00%	2.9%
12/31/2023	1.09	0	0	0.50%	5.9%	12/31/2023	1.11	0	0	0.25%	6.2%	12/31/2023	1.14	0	0	0.00%	6.4%
12/31/2022	1.03	0	0	0.50%	-14.3%	12/31/2022	1.05	0	0	0.25%	-14.1%	12/31/2022	1.07	0	0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	-0.4%	12/31/2021	1.22	0	0	0.25%	-0.1%	12/31/2021	1.24	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	5.0%
2023	5.2%
2022	3.2%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R3 Class - 06-951

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$318,682	$205,279	6,356
Receivables: investments sold	8,026
Payables: investments purchased	-
Net assets	$326,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$326,708	75,524	$4.33
Band 100	-	-	4.45
Band 75	-	-	4.57
Band 50	-	-	4.70
Band 25	-	-	4.83
Band 0	-	-	4.96
Total	$326,708	75,524

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,523)
Net investment income (loss)			(3,523)

Gain (loss) on investments:
Net realized gain (loss)			1,197
Realized gain distributions			6,869
Net change in unrealized appreciation (depreciation)			34,365
Net gain (loss)			42,431

Increase (decrease) in net assets from operations			$38,908

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,523)	$(4,209)
Net realized gain (loss)		1,197	75,279
Realized gain distributions		6,869	-
Net change in unrealized appreciation (depreciation)		34,365	48,483

Increase (decrease) in net assets from operations		38,908	119,553

Contract owner transactions:
Proceeds from units sold		35,160	45,878
Cost of units redeemed		(1)	(396,772)
Account charges		(123)	(115)
Increase (decrease)		35,036	(351,009)
Net increase (decrease)		73,944	(231,456)
Net assets, beginning		252,764	484,220
Net assets, ending		$326,708	$252,764

Units sold		8,668	14,670
Units redeemed		(30)	(130,315)
Net increase (decrease)		8,638	(115,645)
Units outstanding, beginning		66,886	182,531
Units outstanding, ending		75,524	66,886

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$761,651
Cost of units redeemed/account charges			(687,557)
Net investment income (loss)			(24,297)
Net realized gain (loss)			82,833
Realized gain distributions			80,675
Net change in unrealized appreciation (depreciation)			113,403
Net assets			$326,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.33	76	$327	1.25%	14.5%	12/31/2025	$4.45	0	$0	1.00%	14.8%	12/31/2025	$4.57	0	$0	0.75%	15.0%
12/31/2024	3.78	67	253	1.25%	42.5%	12/31/2024	3.87	0	0	1.00%	42.8%	12/31/2024	3.97	0	0	0.75%	43.2%
12/31/2023	2.65	183	484	1.25%	30.9%	12/31/2023	2.71	0	0	1.00%	31.3%	12/31/2023	2.77	0	0	0.75%	31.6%
12/31/2022	2.03	166	336	1.25%	-39.8%	12/31/2022	2.07	0	0	1.00%	-39.6%	12/31/2022	2.11	0	0	0.75%	-39.5%
12/31/2021	3.36	55	186	1.25%	7.1%	12/31/2021	3.42	0	0	1.00%	7.3%	12/31/2021	3.48	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.70	0	$0	0.50%	15.3%	12/31/2025	$4.83	0	$0	0.25%	15.6%	12/31/2025	$4.96	0	$0	0.00%	15.9%
12/31/2024	4.07	0	0	0.50%	43.5%	12/31/2024	4.17	0	0	0.25%	43.9%	12/31/2024	4.28	0	0	0.00%	44.3%
12/31/2023	2.84	0	0	0.50%	31.9%	12/31/2023	2.90	0	0	0.25%	32.3%	12/31/2023	2.97	0	0	0.00%	32.6%
12/31/2022	2.15	0	0	0.50%	-39.3%	12/31/2022	2.19	0	0	0.25%	-39.2%	12/31/2022	2.24	0	0	0.00%	-39.0%
12/31/2021	3.54	0	0	0.50%	7.9%	12/31/2021	3.61	0	0	0.25%	8.1%	12/31/2021	3.67	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R3 Class - 06-952

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$794
Net realized gain (loss)		-	(5,582)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	5,378

Increase (decrease) in net assets from operations		-	590

Contract owner transactions:
Proceeds from units sold		-	38,429
Cost of units redeemed		-	(79,147)
Account charges		-	-
Increase (decrease)		-	(40,718)
Net increase (decrease)		-	(40,128)
Net assets, beginning		-	40,128
Net assets, ending		$-	$-

Units sold		-	40,152
Units redeemed		-	(81,528)
Net increase (decrease)		-	(41,376)
Units outstanding, beginning		-	41,376
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,071,066
Cost of units redeemed/account charges			(1,087,637)
Net investment income (loss)			28,960
Net realized gain (loss)			(18,922)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	5.6%	12/31/2025	$1.06	0	$0	1.00%	5.9%	12/31/2025	$1.09	0	$0	0.75%	6.1%
12/31/2024	0.98	0	0	1.25%	1.1%	12/31/2024	1.01	0	0	1.00%	1.4%	12/31/2024	1.03	0	0	0.75%	1.6%
12/31/2023	0.97	41	40	1.25%	4.6%	12/31/2023	0.99	0	0	1.00%	4.8%	12/31/2023	1.01	0	0	0.75%	5.1%
12/31/2022	0.93	45	42	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-15.0%
12/31/2021	1.10	105	115	1.25%	-1.6%	12/31/2021	1.12	0	0	1.00%	-1.3%	12/31/2021	1.14	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	6.4%	12/31/2025	$1.16	0	$0	0.25%	6.7%	12/31/2025	$1.19	0	$0	0.00%	6.9%
12/31/2024	1.06	0	0	0.50%	1.9%	12/31/2024	1.08	0	0	0.25%	2.1%	12/31/2024	1.11	0	0	0.00%	2.4%
12/31/2023	1.04	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	0.98	0	0	0.50%	-14.8%	12/31/2022	1.00	0	0	0.25%	-14.6%	12/31/2022	1.02	0	0	0.00%	-14.4%
12/31/2021	1.16	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.20	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	5.5%
2023	3.9%
2022	1.8%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.66
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$665
Net realized gain (loss)		-	361
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(464)

Increase (decrease) in net assets from operations		-	562

Contract owner transactions:
Proceeds from units sold		-	1,749
Cost of units redeemed		-	(40,477)
Account charges		-	(21)
Increase (decrease)		-	(38,749)
Net increase (decrease)		-	(38,187)
Net assets, beginning		-	38,187
Net assets, ending		$-	$-

Units sold		-	1,345
Units redeemed		-	(30,215)
Net increase (decrease)		-	(28,870)
Units outstanding, beginning		-	28,870
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$72,127
Cost of units redeemed/account charges			(74,607)
Net investment income (loss)			1,654
Net realized gain (loss)			810
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	1.25%	7.3%	12/31/2025	$1.54	0	$0	1.00%	7.6%	12/31/2025	$1.58	0	$0	0.75%	7.8%
12/31/2024	1.40	0	0	1.25%	5.7%	12/31/2024	1.43	0	0	1.00%	5.9%	12/31/2024	1.46	0	0	0.75%	6.2%
12/31/2023	1.32	29	38	1.25%	5.8%	12/31/2023	1.35	0	0	1.00%	6.0%	12/31/2023	1.38	0	0	0.75%	6.3%
12/31/2022	1.25	1	1	1.25%	-13.6%	12/31/2022	1.27	0	0	1.00%	-13.4%	12/31/2022	1.29	0	0	0.75%	-13.2%
12/31/2021	1.45	1	2	1.25%	2.1%	12/31/2021	1.47	0	0	1.00%	2.4%	12/31/2021	1.49	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	8.1%	12/31/2025	$1.66	0	$0	0.25%	8.4%	12/31/2025	$1.70	0	$0	0.00%	8.7%
12/31/2024	1.49	0	0	0.50%	6.5%	12/31/2024	1.53	0	0	0.25%	6.7%	12/31/2024	1.56	0	0	0.00%	7.0%
12/31/2023	1.40	0	0	0.50%	6.6%	12/31/2023	1.43	0	0	0.25%	6.8%	12/31/2023	1.46	0	0	0.00%	7.1%
12/31/2022	1.32	0	0	0.50%	-13.0%	12/31/2022	1.34	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.51	0	0	0.50%	2.9%	12/31/2021	1.54	0	0	0.25%	3.1%	12/31/2021	1.56	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	4.4%
2023	3.1%
2022	2.6%
2021	15.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R5 Class - 06-CJV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,653	$78,326	3,935
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$99,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,610	30,191	$3.30
Band 100	-	-	3.38
Band 75	-	-	3.47
Band 50	-	-	3.55
Band 25	-	-	3.64
Band 0	-	-	3.74
Total	$99,610	30,191

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$875
Mortality & expense charges			(1,136)
Net investment income (loss)			(261)

Gain (loss) on investments:
Net realized gain (loss)			4,007
Realized gain distributions			4,076
Net change in unrealized appreciation (depreciation)			5,221
Net gain (loss)			13,304

Increase (decrease) in net assets from operations			$13,043

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(261)	$(323)
Net realized gain (loss)		4,007	8,712
Realized gain distributions		4,076	3,486
Net change in unrealized appreciation (depreciation)		5,221	5,710

Increase (decrease) in net assets from operations		13,043	17,585

Contract owner transactions:
Proceeds from units sold		19,509	12,161
Cost of units redeemed		(14,285)	(42,609)
Account charges		(811)	(818)
Increase (decrease)		4,413	(31,266)
Net increase (decrease)		17,456	(13,681)
Net assets, beginning		82,154	95,835
Net assets, ending		$99,610	$82,154

Units sold		7,875	4,576
Units redeemed		(6,315)	(16,396)
Net increase (decrease)		1,560	(11,820)
Units outstanding, beginning		28,631	40,451
Units outstanding, ending		30,191	28,631

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$431,518
Cost of units redeemed/account charges			(372,725)
Net investment income (loss)			(529)
Net realized gain (loss)			3,596
Realized gain distributions			16,423
Net change in unrealized appreciation (depreciation)			21,327
Net assets			$99,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	30	$100	1.25%	15.0%	12/31/2025	$3.38	0	$0	1.00%	15.3%	12/31/2025	$3.47	0	$0	0.75%	15.6%
12/31/2024	2.87	29	82	1.25%	21.1%	12/31/2024	2.93	0	0	1.00%	21.4%	12/31/2024	3.00	0	0	0.75%	21.7%
12/31/2023	2.37	40	96	1.25%	15.2%	12/31/2023	2.42	0	0	1.00%	15.5%	12/31/2023	2.46	0	0	0.75%	15.8%
12/31/2022	2.06	5	11	1.25%	-14.5%	12/31/2022	2.09	0	0	1.00%	-14.2%	12/31/2022	2.13	0	0	0.75%	-14.0%
12/31/2021	2.40	43	104	1.25%	24.5%	12/31/2021	2.44	0	0	1.00%	24.8%	12/31/2021	2.48	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.55	0	$0	0.50%	15.8%	12/31/2025	$3.64	0	$0	0.25%	16.1%	12/31/2025	$3.74	0	$0	0.00%	16.4%
12/31/2024	3.07	0	0	0.50%	22.0%	12/31/2024	3.14	0	0	0.25%	22.3%	12/31/2024	3.21	0	0	0.00%	22.6%
12/31/2023	2.51	0	0	0.50%	16.1%	12/31/2023	2.56	0	0	0.25%	16.4%	12/31/2023	2.62	0	0	0.00%	16.7%
12/31/2022	2.17	0	0	0.50%	-13.8%	12/31/2022	2.20	0	0	0.25%	-13.6%	12/31/2022	2.24	0	0	0.00%	-13.4%
12/31/2021	2.51	0	0	0.50%	25.5%	12/31/2021	2.55	0	0	0.25%	25.8%	12/31/2021	2.59	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.9%
2023	2.0%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R5 Class - 06-CJW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.02
Band 100	-	-	3.09
Band 75	-	-	3.17
Band 50	-	-	3.25
Band 25	-	-	3.33
Band 0	-	-	3.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(15)
Net realized gain (loss)		-	(243)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	492

Increase (decrease) in net assets from operations		-	234

Contract owner transactions:
Proceeds from units sold		-	10
Cost of units redeemed		-	(2,896)
Account charges		-	(1)
Increase (decrease)		-	(2,887)
Net increase (decrease)		-	(2,653)
Net assets, beginning		-	2,653
Net assets, ending		$-	$-

Units sold		-	4
Units redeemed		-	(1,205)
Net increase (decrease)		-	(1,201)
Units outstanding, beginning		-	1,201
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,388,761
Cost of units redeemed/account charges			(7,875,589)
Net investment income (loss)			(62,672)
Net realized gain (loss)			(493,113)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.02	0	$0	1.25%	13.2%	12/31/2025	$3.09	0	$0	1.00%	13.5%	12/31/2025	$3.17	0	$0	0.75%	13.8%
12/31/2024	2.67	0	0	1.25%	20.7%	12/31/2024	2.73	0	0	1.00%	21.0%	12/31/2024	2.79	0	0	0.75%	21.3%
12/31/2023	2.21	1	3	1.25%	7.4%	12/31/2023	2.25	0	0	1.00%	7.7%	12/31/2023	2.30	0	0	0.75%	7.9%
12/31/2022	2.06	1	2	1.25%	-36.7%	12/31/2022	2.09	0	0	1.00%	-36.6%	12/31/2022	2.13	0	0	0.75%	-36.4%
12/31/2021	3.25	162	527	1.25%	-3.6%	12/31/2021	3.30	0	0	1.00%	-3.4%	12/31/2021	3.35	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.25	0	$0	0.50%	14.1%	12/31/2025	$3.33	0	$0	0.25%	14.4%	12/31/2025	$3.42	0	$0	0.00%	14.6%
12/31/2024	2.85	0	0	0.50%	21.6%	12/31/2024	2.91	0	0	0.25%	21.9%	12/31/2024	2.98	0	0	0.00%	22.2%
12/31/2023	2.34	0	0	0.50%	8.2%	12/31/2023	2.39	0	0	0.25%	8.5%	12/31/2023	2.44	0	0	0.00%	8.7%
12/31/2022	2.17	0	0	0.50%	-36.2%	12/31/2022	2.20	0	0	0.25%	-36.1%	12/31/2022	2.24	0	0	0.00%	-35.9%
12/31/2021	3.40	0	0	0.50%	-2.9%	12/31/2021	3.45	0	0	0.25%	-2.7%	12/31/2021	3.50	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,121	$81,381	5,580
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$92,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,081	32,768	$2.81
Band 100	-	-	2.88
Band 75	-	-	2.95
Band 50	-	-	3.03
Band 25	-	-	3.10
Band 0	-	-	3.18
Total	$92,081	32,768

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$689
Mortality & expense charges			(1,276)
Net investment income (loss)			(587)

Gain (loss) on investments:
Net realized gain (loss)			7,377
Realized gain distributions			6,408
Net change in unrealized appreciation (depreciation)			(31)
Net gain (loss)			13,754

Increase (decrease) in net assets from operations			$13,167

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(587)	$(226)
Net realized gain (loss)		7,377	5,364
Realized gain distributions		6,408	7,096
Net change in unrealized appreciation (depreciation)		(31)	8,518

Increase (decrease) in net assets from operations		13,167	20,752

Contract owner transactions:
Proceeds from units sold		20,828	50,069
Cost of units redeemed		(62,650)	(43,365)
Account charges		(884)	(1,138)
Increase (decrease)		(42,706)	5,566
Net increase (decrease)		(29,539)	26,318
Net assets, beginning		121,620	95,302
Net assets, ending		$92,081	$121,620

Units sold		10,007	22,975
Units redeemed		(27,455)	(19,716)
Net increase (decrease)		(17,448)	3,259
Units outstanding, beginning		50,216	46,957
Units outstanding, ending		32,768	50,216

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$219,442
Cost of units redeemed/account charges			(170,963)
Net investment income (loss)			464
Net realized gain (loss)			3,929
Realized gain distributions			28,469
Net change in unrealized appreciation (depreciation)			10,740
Net assets			$92,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.81	33	$92	1.25%	16.0%	12/31/2025	$2.88	0	$0	1.00%	16.3%	12/31/2025	$2.95	0	$0	0.75%	16.6%
12/31/2024	2.42	50	122	1.25%	19.3%	12/31/2024	2.48	0	0	1.00%	19.6%	12/31/2024	2.53	0	0	0.75%	19.9%
12/31/2023	2.03	47	95	1.25%	12.0%	12/31/2023	2.07	0	0	1.00%	12.2%	12/31/2023	2.11	0	0	0.75%	12.5%
12/31/2022	1.81	46	83	1.25%	-10.3%	12/31/2022	1.84	0	0	1.00%	-10.1%	12/31/2022	1.88	0	0	0.75%	-9.9%
12/31/2021	2.02	49	99	1.25%	27.7%	12/31/2021	2.05	0	0	1.00%	28.0%	12/31/2021	2.08	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.03	0	$0	0.50%	16.9%	12/31/2025	$3.10	0	$0	0.25%	17.2%	12/31/2025	$3.18	0	$0	0.00%	17.5%
12/31/2024	2.59	0	0	0.50%	20.2%	12/31/2024	2.65	0	0	0.25%	20.5%	12/31/2024	2.71	0	0	0.00%	20.8%
12/31/2023	2.15	0	0	0.50%	12.8%	12/31/2023	2.20	0	0	0.25%	13.1%	12/31/2023	2.24	0	0	0.00%	13.4%
12/31/2022	1.91	0	0	0.50%	-9.7%	12/31/2022	1.94	0	0	0.25%	-9.4%	12/31/2022	1.98	0	0	0.00%	-9.2%
12/31/2021	2.11	0	0	0.50%	28.6%	12/31/2021	2.15	0	0	0.25%	28.9%	12/31/2021	2.18	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.2%
2023	1.1%
2022	1.8%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R5 Class - 06-CJY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,658,018	$1,204,530	29,227
Receivables: investments sold	1,806
Payables: investments purchased	-
Net assets	$1,659,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,659,824	357,965	$4.64
Band 100	-	-	4.75
Band 75	-	-	4.87
Band 50	-	-	5.00
Band 25	-	-	5.12
Band 0	-	-	5.25
Total	$1,659,824	357,965

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,378)
Net investment income (loss)			(20,378)

Gain (loss) on investments:
Net realized gain (loss)			84,865
Realized gain distributions			32,316
Net change in unrealized appreciation (depreciation)			113,694
Net gain (loss)			230,875

Increase (decrease) in net assets from operations			$210,497

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,378)	$(20,997)
Net realized gain (loss)		84,865	57,727
Realized gain distributions		32,316	-
Net change in unrealized appreciation (depreciation)		113,694	549,969

Increase (decrease) in net assets from operations		210,497	586,699

Contract owner transactions:
Proceeds from units sold		257,889	171,452
Cost of units redeemed		(472,671)	(567,145)
Account charges		(48)	(53)
Increase (decrease)		(214,830)	(395,746)
Net increase (decrease)		(4,333)	190,953
Net assets, beginning		1,664,157	1,473,204
Net assets, ending		$1,659,824	$1,664,157

Units sold		65,937	49,141
Units redeemed		(120,881)	(159,525)
Net increase (decrease)		(54,944)	(110,384)
Units outstanding, beginning		412,909	523,293
Units outstanding, ending		357,965	412,909

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,367,904
Cost of units redeemed/account charges			(5,509,586)
Net investment income (loss)			(185,113)
Net realized gain (loss)			112,316
Realized gain distributions			1,420,815
Net change in unrealized appreciation (depreciation)			453,488
Net assets			$1,659,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.64	358	$1,660	1.25%	15.0%	12/31/2025	$4.75	0	$0	1.00%	15.3%	12/31/2025	$4.87	0	$0	0.75%	15.6%
12/31/2024	4.03	413	1,664	1.25%	43.2%	12/31/2024	4.12	0	0	1.00%	43.5%	12/31/2024	4.21	0	0	0.75%	43.9%
12/31/2023	2.82	523	1,473	1.25%	31.6%	12/31/2023	2.87	0	0	1.00%	31.9%	12/31/2023	2.93	0	0	0.75%	32.3%
12/31/2022	2.14	492	1,053	1.25%	-39.5%	12/31/2022	2.18	0	0	1.00%	-39.3%	12/31/2022	2.21	0	0	0.75%	-39.2%
12/31/2021	3.53	1,223	4,322	1.25%	7.6%	12/31/2021	3.59	0	0	1.00%	7.9%	12/31/2021	3.64	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.00	0	$0	0.50%	15.9%	12/31/2025	$5.12	0	$0	0.25%	16.2%	12/31/2025	$5.25	0	$0	0.00%	16.5%
12/31/2024	4.31	0	0	0.50%	44.2%	12/31/2024	4.41	0	0	0.25%	44.6%	12/31/2024	4.51	0	0	0.00%	45.0%
12/31/2023	2.99	0	0	0.50%	32.6%	12/31/2023	3.05	0	0	0.25%	32.9%	12/31/2023	3.11	0	0	0.00%	33.3%
12/31/2022	2.25	0	0	0.50%	-39.0%	12/31/2022	2.29	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.69	0	0	0.50%	8.4%	12/31/2021	3.75	0	0	0.25%	8.7%	12/31/2021	3.81	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.74
Band 100	-	-	2.81
Band 75	-	-	2.88
Band 50	-	-	2.95
Band 25	-	-	3.03
Band 0	-	-	3.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.74	0	$0	1.25%	12.1%	12/31/2025	$2.81	0	$0	1.00%	12.4%	12/31/2025	$2.88	0	$0	0.75%	12.7%
12/31/2024	2.44	0	0	1.25%	29.5%	12/31/2024	2.50	0	0	1.00%	29.8%	12/31/2024	2.56	0	0	0.75%	30.1%
12/31/2023	1.89	0	0	1.25%	9.7%	12/31/2023	1.92	0	0	1.00%	10.0%	12/31/2023	1.96	0	0	0.75%	10.3%
12/31/2022	1.72	0	0	1.25%	-33.3%	12/31/2022	1.75	0	0	1.00%	-33.1%	12/31/2022	1.78	0	0	0.75%	-32.9%
12/31/2021	2.58	0	0	1.25%	5.5%	12/31/2021	2.61	0	0	1.00%	5.8%	12/31/2021	2.65	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.95	0	$0	0.50%	13.0%	12/31/2025	$3.03	0	$0	0.25%	13.3%	12/31/2025	$3.10	0	$0	0.00%	13.5%
12/31/2024	2.61	0	0	0.50%	30.5%	12/31/2024	2.67	0	0	0.25%	30.8%	12/31/2024	2.73	0	0	0.00%	31.1%
12/31/2023	2.00	0	0	0.50%	10.6%	12/31/2023	2.04	0	0	0.25%	10.8%	12/31/2023	2.08	0	0	0.00%	11.1%
12/31/2022	1.81	0	0	0.50%	-32.8%	12/31/2022	1.84	0	0	0.25%	-32.6%	12/31/2022	1.88	0	0	0.00%	-32.4%
12/31/2021	2.69	0	0	0.50%	6.3%	12/31/2021	2.73	0	0	0.25%	6.6%	12/31/2021	2.78	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R5 Class - 06-CKF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,932	$11,927	1,864
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,932	7,580	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$11,932	7,580

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,852
Mortality & expense charges			(314)
Net investment income (loss)			1,538

Gain (loss) on investments:
Net realized gain (loss)			380
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(424)
Net gain (loss)			(44)

Increase (decrease) in net assets from operations			$1,494

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,538	$1,911
Net realized gain (loss)		380	(363)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(424)	638

Increase (decrease) in net assets from operations		1,494	2,186

Contract owner transactions:
Proceeds from units sold		20,617	25,002
Cost of units redeemed		(42,574)	(36,004)
Account charges		(21)	(33)
Increase (decrease)		(21,978)	(11,035)
Net increase (decrease)		(20,484)	(8,849)
Net assets, beginning		32,416	41,265
Net assets, ending		$11,932	$32,416

Units sold		13,637	17,682
Units redeemed		(27,917)	(25,714)
Net increase (decrease)		(14,280)	(8,032)
Units outstanding, beginning		21,860	29,892
Units outstanding, ending		7,580	21,860

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,241,342
Cost of units redeemed/account charges			(12,119,222)
Net investment income (loss)			1,042,925
Net realized gain (loss)			(153,620)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			5
Net assets			$11,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	8	$12	1.25%	6.2%	12/31/2025	$1.61	0	$0	1.00%	6.4%	12/31/2025	$1.65	0	$0	0.75%	6.7%
12/31/2024	1.48	22	32	1.25%	7.4%	12/31/2024	1.52	0	0	1.00%	7.7%	12/31/2024	1.55	0	0	0.75%	8.0%
12/31/2023	1.38	30	41	1.25%	9.3%	12/31/2023	1.41	0	0	1.00%	9.6%	12/31/2023	1.44	0	0	0.75%	9.9%
12/31/2022	1.26	41	51	1.25%	-14.8%	12/31/2022	1.28	0	0	1.00%	-14.6%	12/31/2022	1.31	0	0	0.75%	-14.4%
12/31/2021	1.48	263	389	1.25%	5.0%	12/31/2021	1.50	0	0	1.00%	5.2%	12/31/2021	1.53	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	0.50%	6.9%	12/31/2025	$1.74	0	$0	0.25%	7.2%	12/31/2025	$1.78	0	$0	0.00%	7.5%
12/31/2024	1.59	0	0	0.50%	8.2%	12/31/2024	1.62	0	0	0.25%	8.5%	12/31/2024	1.66	0	0	0.00%	8.8%
12/31/2023	1.47	0	0	0.50%	10.1%	12/31/2023	1.49	0	0	0.25%	10.4%	12/31/2023	1.52	0	0	0.00%	10.7%
12/31/2022	1.33	0	0	0.50%	-14.2%	12/31/2022	1.35	0	0	0.25%	-13.9%	12/31/2022	1.38	0	0	0.00%	-13.7%
12/31/2021	1.55	0	0	0.50%	5.7%	12/31/2021	1.57	0	0	0.25%	6.0%	12/31/2021	1.60	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.4%
2024	6.3%
2023	7.8%
2022	5.1%
2021	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,293	$101,195	3,016
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$100,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,346	45,180	$2.22
Band 100	-	-	2.28
Band 75	-	-	2.33
Band 50	-	-	2.39
Band 25	-	-	2.45
Band 0	-	-	2.51
Total	$100,346	45,180

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$699
Mortality & expense charges			(531)
Net investment income (loss)			168

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			6,164
Net change in unrealized appreciation (depreciation)			(902)
Net gain (loss)			5,261

Increase (decrease) in net assets from operations			$5,429

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		6,164	-
Net change in unrealized appreciation (depreciation)		(902)	-

Increase (decrease) in net assets from operations		5,429	-

Contract owner transactions:
Proceeds from units sold		94,920	-
Cost of units redeemed		-	-
Account charges		(3)	-
Increase (decrease)		94,917	-
Net increase (decrease)		100,346	-
Net assets, beginning		-	-
Net assets, ending		$100,346	$-

Units sold		45,181	-
Units redeemed		(1)	-
Net increase (decrease)		45,180	-
Units outstanding, beginning		-	-
Units outstanding, ending		45,180	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$95,008
Cost of units redeemed/account charges			(80)
Net investment income (loss)			168
Net realized gain (loss)			(18)
Realized gain distributions			6,170
Net change in unrealized appreciation (depreciation)			(902)
Net assets			$100,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	45	$100	1.25%	6.2%	12/31/2025	$2.28	0	$0	1.00%	6.4%	12/31/2025	$2.33	0	$0	0.75%	6.7%
12/31/2024	2.09	0	0	1.25%	13.9%	12/31/2024	2.14	0	0	1.00%	14.2%	12/31/2024	2.19	0	0	0.75%	14.5%
12/31/2023	1.84	0	0	1.25%	14.4%	12/31/2023	1.87	0	0	1.00%	14.7%	12/31/2023	1.91	0	0	0.75%	14.9%
12/31/2022	1.61	0	0	1.25%	-12.0%	12/31/2022	1.63	0	0	1.00%	-11.7%	12/31/2022	1.66	0	0	0.75%	-11.5%
12/31/2021	1.82	0	0	1.25%	27.6%	12/31/2021	1.85	0	0	1.00%	27.9%	12/31/2021	1.88	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	0	$0	0.50%	7.0%	12/31/2025	$2.45	0	$0	0.25%	7.2%	12/31/2025	$2.51	0	$0	0.00%	7.5%
12/31/2024	2.24	0	0	0.50%	14.8%	12/31/2024	2.29	0	0	0.25%	15.0%	12/31/2024	2.34	0	0	0.00%	15.3%
12/31/2023	1.95	0	0	0.50%	15.2%	12/31/2023	1.99	0	0	0.25%	15.5%	12/31/2023	2.03	0	0	0.00%	15.8%
12/31/2022	1.69	0	0	0.50%	-11.3%	12/31/2022	1.72	0	0	0.25%	-11.1%	12/31/2022	1.75	0	0	0.00%	-10.8%
12/31/2021	1.91	0	0	0.50%	28.6%	12/31/2021	1.94	0	0	0.25%	28.9%	12/31/2021	1.96	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	1.25%	-0.3%	12/31/2025	$1.96	0	$0	1.00%	-0.1%	12/31/2025	$2.01	0	$0	0.75%	0.2%
12/31/2024	1.92	0	0	1.25%	11.7%	12/31/2024	1.96	0	0	1.00%	12.0%	12/31/2024	2.00	0	0	0.75%	12.3%
12/31/2023	1.72	0	0	1.25%	18.6%	12/31/2023	1.75	0	0	1.00%	18.9%	12/31/2023	1.78	0	0	0.75%	19.1%
12/31/2022	1.45	0	0	1.25%	-18.3%	12/31/2022	1.47	0	0	1.00%	-18.1%	12/31/2022	1.50	0	0	0.75%	-17.9%
12/31/2021	1.77	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	0.4%	12/31/2025	$2.11	0	$0	0.25%	0.7%	12/31/2025	$2.16	0	$0	0.00%	0.9%
12/31/2024	2.05	0	0	0.50%	12.6%	12/31/2024	2.10	0	0	0.25%	12.9%	12/31/2024	2.14	0	0	0.00%	13.1%
12/31/2023	1.82	0	0	0.50%	19.4%	12/31/2023	1.86	0	0	0.25%	19.7%	12/31/2023	1.89	0	0	0.00%	20.0%
12/31/2022	1.52	0	0	0.50%	-17.7%	12/31/2022	1.55	0	0	0.25%	-17.5%	12/31/2022	1.58	0	0	0.00%	-17.3%
12/31/2021	1.85	0	0	0.50%	26.1%	12/31/2021	1.88	0	0	0.25%	26.5%	12/31/2021	1.91	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R5 Class - 06-CKJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$394,540	$416,626	44,666
Receivables: investments sold	308
Payables: investments purchased	-
Net assets	$394,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$394,848	351,868	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$394,848	351,868

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,027
Mortality & expense charges			(4,588)
Net investment income (loss)			13,439

Gain (loss) on investments:
Net realized gain (loss)			(1,676)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,819
Net gain (loss)			8,143

Increase (decrease) in net assets from operations			$21,582

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,439	$12,109
Net realized gain (loss)		(1,676)	(4,097)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,819	(3,966)

Increase (decrease) in net assets from operations		21,582	4,046

Contract owner transactions:
Proceeds from units sold		42,660	46,405
Cost of units redeemed		(17,881)	(39,055)
Account charges		(19)	-
Increase (decrease)		24,760	7,350
Net increase (decrease)		46,342	11,396
Net assets, beginning		348,506	337,110
Net assets, ending		$394,848	$348,506

Units sold		39,789	43,202
Units redeemed		(17,589)	(37,173)
Net increase (decrease)		22,200	6,029
Units outstanding, beginning		329,668	323,639
Units outstanding, ending		351,868	329,668

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,704,320
Cost of units redeemed/account charges			(2,346,173)
Net investment income (loss)			116,713
Net realized gain (loss)			(78,135)
Realized gain distributions			20,209
Net change in unrealized appreciation (depreciation)			(22,086)
Net assets			$394,848

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	352	$395	1.25%	6.1%	12/31/2025	$1.15	0	$0	1.00%	6.4%	12/31/2025	$1.18	0	$0	0.75%	6.7%
12/31/2024	1.06	330	349	1.25%	1.5%	12/31/2024	1.08	0	0	1.00%	1.7%	12/31/2024	1.11	0	0	0.75%	2.0%
12/31/2023	1.04	324	337	1.25%	5.1%	12/31/2023	1.06	0	0	1.00%	5.3%	12/31/2023	1.08	0	0	0.75%	5.6%
12/31/2022	0.99	293	291	1.25%	-15.0%	12/31/2022	1.01	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.17	596	695	1.25%	-1.1%	12/31/2021	1.18	0	0	1.00%	-0.8%	12/31/2021	1.20	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	6.9%	12/31/2025	$1.24	0	$0	0.25%	7.2%	12/31/2025	$1.27	0	$0	0.00%	7.5%
12/31/2024	1.13	0	0	0.50%	2.3%	12/31/2024	1.16	0	0	0.25%	2.5%	12/31/2024	1.18	0	0	0.00%	2.8%
12/31/2023	1.11	0	0	0.50%	5.9%	12/31/2023	1.13	0	0	0.25%	6.1%	12/31/2023	1.15	0	0	0.00%	6.4%
12/31/2022	1.04	0	0	0.50%	-14.4%	12/31/2022	1.06	0	0	0.25%	-14.2%	12/31/2022	1.08	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-0.3%	12/31/2021	1.24	0	0	0.25%	-0.1%	12/31/2021	1.26	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.8%
2023	4.5%
2022	3.8%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R5 Class - 06-CKK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611	$602	31
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$611	290	$2.11
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.27
Band 25	-	-	2.33
Band 0	-	-	2.38
Total	$611	290

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2
Mortality & expense charges			(4)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			30
Net change in unrealized appreciation (depreciation)			9
Net gain (loss)			39

Increase (decrease) in net assets from operations			$37

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$-
Net realized gain (loss)		-	-
Realized gain distributions		30	-
Net change in unrealized appreciation (depreciation)		9	-

Increase (decrease) in net assets from operations		37	-

Contract owner transactions:
Proceeds from units sold		576	-
Cost of units redeemed		-	-
Account charges		(2)	-
Increase (decrease)		574	-
Net increase (decrease)		611	-
Net assets, beginning		-	-
Net assets, ending		$611	$-

Units sold		291	-
Units redeemed		(1)	-
Net increase (decrease)		290	-
Units outstanding, beginning		-	-
Units outstanding, ending		290	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,228
Cost of units redeemed/account charges			(4,776)
Net investment income (loss)			(34)
Net realized gain (loss)			(166)
Realized gain distributions			350
Net change in unrealized appreciation (depreciation)			9
Net assets			$611

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	0	$1	1.25%	-0.4%	12/31/2025	$2.16	0	$0	1.00%	-0.1%	12/31/2025	$2.21	0	$0	0.75%	0.1%
12/31/2024	2.11	0	0	1.25%	12.4%	12/31/2024	2.16	0	0	1.00%	12.7%	12/31/2024	2.21	0	0	0.75%	13.0%
12/31/2023	1.88	0	0	1.25%	15.6%	12/31/2023	1.92	0	0	1.00%	15.9%	12/31/2023	1.96	0	0	0.75%	16.1%
12/31/2022	1.63	0	0	1.25%	-22.7%	12/31/2022	1.66	0	0	1.00%	-22.5%	12/31/2022	1.68	0	0	0.75%	-22.3%
12/31/2021	2.10	0	0	1.25%	26.0%	12/31/2021	2.14	0	0	1.00%	26.3%	12/31/2021	2.17	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	0.50%	0.4%	12/31/2025	$2.33	0	$0	0.25%	0.6%	12/31/2025	$2.38	0	$0	0.00%	0.9%
12/31/2024	2.26	0	0	0.50%	13.3%	12/31/2024	2.31	0	0	0.25%	13.6%	12/31/2024	2.36	0	0	0.00%	13.8%
12/31/2023	2.00	0	0	0.50%	16.4%	12/31/2023	2.04	0	0	0.25%	16.7%	12/31/2023	2.08	0	0	0.00%	17.0%
12/31/2022	1.71	0	0	0.50%	-22.1%	12/31/2022	1.74	0	0	0.25%	-21.9%	12/31/2022	1.77	0	0	0.00%	-21.7%
12/31/2021	2.20	0	0	0.50%	26.9%	12/31/2021	2.23	0	0	0.25%	27.2%	12/31/2021	2.27	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R6 Class - 06-CYJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$670,967	$560,078	19,527
Receivables: investments sold	1,187
Payables: investments purchased	-
Net assets	$672,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$672,154	260,841	$2.58
Band 100	-	-	2.64
Band 75	-	-	2.70
Band 50	-	-	2.76
Band 25	-	-	2.82
Band 0	-	-	2.89
Total	$672,154	260,841

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,693)
Net investment income (loss)			(13,693)

Gain (loss) on investments:
Net realized gain (loss)			108,031
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,763
Net gain (loss)			150,794

Increase (decrease) in net assets from operations			$137,101

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,693)	$(70,659)
Net realized gain (loss)		108,031	(1,140,462)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,763	2,533,556

Increase (decrease) in net assets from operations		137,101	1,322,435

Contract owner transactions:
Proceeds from units sold		1,226,309	2,450,067
Cost of units redeemed		(2,067,630)	(12,554,890)
Account charges		(2,958)	(20,808)
Increase (decrease)		(844,279)	(10,125,631)
Net increase (decrease)		(707,178)	(8,803,196)
Net assets, beginning		1,379,332	10,182,528
Net assets, ending		$672,154	$1,379,332

Units sold		560,530	1,213,597
Units redeemed		(906,404)	(6,017,819)
Net increase (decrease)		(345,874)	(4,804,222)
Units outstanding, beginning		606,715	5,410,937
Units outstanding, ending		260,841	606,715

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,147,612
Cost of units redeemed/account charges			(28,862,188)
Net investment income (loss)			(462,025)
Net realized gain (loss)			(6,601,300)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			110,889
Net assets			$672,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.58	261	$672	1.25%	13.3%	12/31/2025	$2.64	0	$0	1.00%	13.6%	12/31/2025	$2.70	0	$0	0.75%	13.9%
12/31/2024	2.27	607	1,379	1.25%	20.8%	12/31/2024	2.32	0	0	1.00%	21.1%	12/31/2024	2.37	0	0	0.75%	21.4%
12/31/2023	1.88	5,411	10,183	1.25%	7.5%	12/31/2023	1.92	0	0	1.00%	7.7%	12/31/2023	1.95	0	0	0.75%	8.0%
12/31/2022	1.75	4,791	8,388	1.25%	-36.6%	12/31/2022	1.78	0	0	1.00%	-36.5%	12/31/2022	1.80	0	0	0.75%	-36.3%
12/31/2021	2.76	5,705	15,768	1.25%	-3.5%	12/31/2021	2.80	0	0	1.00%	-3.3%	12/31/2021	2.83	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.76	0	$0	0.50%	14.2%	12/31/2025	$2.82	0	$0	0.25%	14.5%	12/31/2025	$2.89	0	$0	0.00%	14.8%
12/31/2024	2.42	0	0	0.50%	21.7%	12/31/2024	2.46	0	0	0.25%	22.0%	12/31/2024	2.51	0	0	0.00%	22.3%
12/31/2023	1.98	0	0	0.50%	8.3%	12/31/2023	2.02	0	0	0.25%	8.5%	12/31/2023	2.06	0	0	0.00%	8.8%
12/31/2022	1.83	0	0	0.50%	-36.2%	12/31/2022	1.86	0	0	0.25%	-36.0%	12/31/2022	1.89	0	0	0.00%	-35.8%
12/31/2021	2.87	0	0	0.50%	-2.8%	12/31/2021	2.91	0	0	0.25%	-2.6%	12/31/2021	2.94	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R6 Class - 06-CYK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,873	$125,580	19,664
Receivables: investments sold	174
Payables: investments purchased	-
Net assets	$126,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,047	94,056	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$126,047	94,056

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29,199
Mortality & expense charges			(4,894)
Net investment income (loss)			24,305

Gain (loss) on investments:
Net realized gain (loss)			(1,779)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,804)
Net gain (loss)			(5,583)

Increase (decrease) in net assets from operations			$18,722

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,305	$116,007
Net realized gain (loss)		(1,779)	(66,454)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,804)	99,981

Increase (decrease) in net assets from operations		18,722	149,534

Contract owner transactions:
Proceeds from units sold		122,767	683,999
Cost of units redeemed		(628,275)	(2,482,162)
Account charges		(421)	(1,603)
Increase (decrease)		(505,929)	(1,799,766)
Net increase (decrease)		(487,207)	(1,650,232)
Net assets, beginning		613,254	2,263,486
Net assets, ending		$126,047	$613,254

Units sold		96,325	573,764
Units redeemed		(488,527)	(2,017,436)
Net increase (decrease)		(392,202)	(1,443,672)
Units outstanding, beginning		486,258	1,929,930
Units outstanding, ending		94,056	486,258

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,491,346
Cost of units redeemed/account charges			(7,453,686)
Net investment income (loss)			578,381
Net realized gain (loss)			(493,858)
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			293
Net assets			$126,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	94	$126	1.25%	6.3%	12/31/2025	$1.37	0	$0	1.00%	6.5%	12/31/2025	$1.40	0	$0	0.75%	6.8%
12/31/2024	1.26	486	613	1.25%	7.5%	12/31/2024	1.29	0	0	1.00%	7.8%	12/31/2024	1.31	0	0	0.75%	8.1%
12/31/2023	1.17	1,930	2,263	1.25%	9.4%	12/31/2023	1.19	0	0	1.00%	9.7%	12/31/2023	1.21	0	0	0.75%	10.0%
12/31/2022	1.07	1,752	1,878	1.25%	-14.6%	12/31/2022	1.09	0	0	1.00%	-14.4%	12/31/2022	1.10	0	0	0.75%	-14.1%
12/31/2021	1.25	2,147	2,694	1.25%	4.9%	12/31/2021	1.27	0	0	1.00%	5.2%	12/31/2021	1.29	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	7.1%	12/31/2025	$1.47	0	$0	0.25%	7.3%	12/31/2025	$1.50	0	$0	0.00%	7.6%
12/31/2024	1.34	0	0	0.50%	8.3%	12/31/2024	1.37	0	0	0.25%	8.6%	12/31/2024	1.39	0	0	0.00%	8.9%
12/31/2023	1.24	0	0	0.50%	10.2%	12/31/2023	1.26	0	0	0.25%	10.5%	12/31/2023	1.28	0	0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-13.9%	12/31/2022	1.14	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.30	0	0	0.50%	5.7%	12/31/2021	1.32	0	0	0.25%	6.0%	12/31/2021	1.34	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.9%
2024	9.7%
2023	7.8%
2022	6.2%
2021	7.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R6 Class - 06-FYP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$744,621	$839,777	38,236
Receivables: investments sold	606
Payables: investments purchased	-
Net assets	$745,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$745,227	453,648	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$745,227	453,648

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,368
Mortality & expense charges			(10,717)
Net investment income (loss)			(7,349)

Gain (loss) on investments:
Net realized gain (loss)			(30,242)
Realized gain distributions			38,788
Net change in unrealized appreciation (depreciation)			(2,275)
Net gain (loss)			6,271

Increase (decrease) in net assets from operations			$(1,078)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,349)	$(8,011)
Net realized gain (loss)		(30,242)	57,338
Realized gain distributions		38,788	98,630
Net change in unrealized appreciation (depreciation)		(2,275)	(39,776)

Increase (decrease) in net assets from operations		(1,078)	108,181

Contract owner transactions:
Proceeds from units sold		49,398	1,234,127
Cost of units redeemed		(315,207)	(1,010,988)
Account charges		(21)	(19)
Increase (decrease)		(265,830)	223,120
Net increase (decrease)		(266,908)	331,301
Net assets, beginning		1,012,135	680,834
Net assets, ending		$745,227	$1,012,135

Units sold		31,940	731,323
Units redeemed		(192,382)	(582,353)
Net increase (decrease)		(160,442)	148,970
Units outstanding, beginning		614,090	465,120
Units outstanding, ending		453,648	614,090

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,205,743
Cost of units redeemed/account charges			(2,754,915)
Net investment income (loss)			(54,479)
Net realized gain (loss)			(110,082)
Realized gain distributions			554,116
Net change in unrealized appreciation (depreciation)			(95,156)
Net assets			$745,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	454	$745	1.25%	-0.3%	12/31/2025	$1.68	0	$0	1.00%	-0.1%	12/31/2025	$1.71	0	$0	0.75%	0.2%
12/31/2024	1.65	614	1,012	1.25%	12.6%	12/31/2024	1.68	0	0	1.00%	12.9%	12/31/2024	1.71	0	0	0.75%	13.2%
12/31/2023	1.46	465	681	1.25%	15.7%	12/31/2023	1.49	0	0	1.00%	16.0%	12/31/2023	1.51	0	0	0.75%	16.2%
12/31/2022	1.27	535	677	1.25%	-22.6%	12/31/2022	1.28	0	0	1.00%	-22.4%	12/31/2022	1.30	0	0	0.75%	-22.2%
12/31/2021	1.64	977	1,597	1.25%	26.1%	12/31/2021	1.65	0	0	1.00%	26.4%	12/31/2021	1.67	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	0.4%	12/31/2025	$1.79	0	$0	0.25%	0.7%	12/31/2025	$1.83	0	$0	0.00%	0.9%
12/31/2024	1.74	0	0	0.50%	13.4%	12/31/2024	1.78	0	0	0.25%	13.7%	12/31/2024	1.81	0	0	0.00%	14.0%
12/31/2023	1.54	0	0	0.50%	16.5%	12/31/2023	1.56	0	0	0.25%	16.8%	12/31/2023	1.59	0	0	0.00%	17.1%
12/31/2022	1.32	0	0	0.50%	-22.0%	12/31/2022	1.34	0	0	0.25%	-21.8%	12/31/2022	1.36	0	0	0.00%	-21.6%
12/31/2021	1.69	0	0	0.50%	27.0%	12/31/2021	1.71	0	0	0.25%	27.3%	12/31/2021	1.73	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.4%
2023	0.3%
2022	0.5%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R3 Class - 06-36C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81	$68	3
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$81

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81	69	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$81	69

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1
Mortality & expense charges			(1)
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14
Net gain (loss)			30

Increase (decrease) in net assets from operations			$30

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$2
Net realized gain (loss)		16	5
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14	(7)

Increase (decrease) in net assets from operations		30	-

Contract owner transactions:
Proceeds from units sold		4	84
Cost of units redeemed		(110)	(55)
Account charges		-	-
Increase (decrease)		(106)	29
Net increase (decrease)		(76)	29
Net assets, beginning		157	128
Net assets, ending		$81	$157

Units sold		2	86
Units redeemed		(97)	(54)
Net increase (decrease)		(95)	32
Units outstanding, beginning		164	132
Units outstanding, ending		69	164

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,593,345
Cost of units redeemed/account charges			(5,227,599)
Net investment income (loss)			7,847
Net realized gain (loss)			(709,387)
Realized gain distributions			335,862
Net change in unrealized appreciation (depreciation)			13
Net assets			$81

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	1.25%	22.1%	12/31/2025	$1.19	0	$0	1.00%	22.4%	12/31/2025	$1.21	0	$0	0.75%	22.7%
12/31/2024	0.96	0	0	1.25%	-1.2%	12/31/2024	0.97	0	0	1.00%	-1.0%	12/31/2024	0.99	0	0	0.75%	-0.7%
12/31/2023	0.97	0	0	1.25%	13.0%	12/31/2023	0.98	0	0	1.00%	13.3%	12/31/2023	1.00	0	0	0.75%	13.6%
12/31/2022	0.86	0	0	1.25%	-21.5%	12/31/2022	0.87	0	0	1.00%	-21.3%	12/31/2022	0.88	0	0	0.75%	-21.1%
12/31/2021	1.09	10	11	1.25%	7.9%	12/31/2021	1.10	0	0	1.00%	8.2%	12/31/2021	1.11	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	23.0%	12/31/2025	$1.26	0	$0	0.25%	23.3%	12/31/2025	$1.29	0	$0	0.00%	23.6%
12/31/2024	1.01	0	0	0.50%	-0.5%	12/31/2024	1.02	0	0	0.25%	-0.2%	12/31/2024	1.04	0	0	0.00%	0.0%
12/31/2023	1.01	0	0	0.50%	13.8%	12/31/2023	1.03	0	0	0.25%	14.1%	12/31/2023	1.04	0	0	0.00%	14.4%
12/31/2022	0.89	0	0	0.50%	-20.9%	12/31/2022	0.90	0	0	0.25%	-20.7%	12/31/2022	0.91	0	0	0.00%	-20.5%
12/31/2021	1.12	0	0	0.50%	8.7%	12/31/2021	1.13	0	0	0.25%	9.0%	12/31/2021	1.14	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.4%
2023	0.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R5 Class - 06-36F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,921	$56,723	2,830
Receivables: investments sold	-
Payables: investments purchased	(126)
Net assets	$63,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,795	52,570	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$63,795	52,570

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,108
Mortality & expense charges			(767)
Net investment income (loss)			341

Gain (loss) on investments:
Net realized gain (loss)			817
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,193
Net gain (loss)			12,010

Increase (decrease) in net assets from operations			$12,351

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$341	$428
Net realized gain (loss)		817	(24)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,193	(926)

Increase (decrease) in net assets from operations		12,351	(522)

Contract owner transactions:
Proceeds from units sold		5,032	4,431
Cost of units redeemed		(7,653)	(1,441)
Account charges		(2)	(2)
Increase (decrease)		(2,623)	2,988
Net increase (decrease)		9,728	2,466
Net assets, beginning		54,067	51,601
Net assets, ending		$63,795	$54,067

Units sold		5,323	4,328
Units redeemed		(7,446)	(1,404)
Net increase (decrease)		(2,123)	2,924
Units outstanding, beginning		54,693	51,769
Units outstanding, ending		52,570	54,693

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,623,665
Cost of units redeemed/account charges			(8,747,928)
Net investment income (loss)			(3,138)
Net realized gain (loss)			(1,318,290)
Realized gain distributions			502,288
Net change in unrealized appreciation (depreciation)			7,198
Net assets			$63,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	53	$64	1.25%	22.8%	12/31/2025	$1.24	0	$0	1.00%	23.1%	12/31/2025	$1.26	0	$0	0.75%	23.4%
12/31/2024	0.99	55	54	1.25%	-0.8%	12/31/2024	1.01	0	0	1.00%	-0.6%	12/31/2024	1.02	0	0	0.75%	-0.3%
12/31/2023	1.00	52	52	1.25%	13.6%	12/31/2023	1.01	0	0	1.00%	13.9%	12/31/2023	1.03	0	0	0.75%	14.2%
12/31/2022	0.88	55	49	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.11	77	86	1.25%	8.4%	12/31/2021	1.12	0	0	1.00%	8.7%	12/31/2021	1.13	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	23.7%	12/31/2025	$1.31	0	$0	0.25%	24.0%	12/31/2025	$1.34	0	$0	0.00%	24.3%
12/31/2024	1.04	0	0	0.50%	-0.1%	12/31/2024	1.06	0	0	0.25%	0.2%	12/31/2024	1.08	0	0	0.00%	0.4%
12/31/2023	1.04	0	0	0.50%	14.5%	12/31/2023	1.06	0	0	0.25%	14.7%	12/31/2023	1.07	0	0	0.00%	15.0%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.93	0	0	0.00%	-20.1%
12/31/2021	1.14	0	0	0.50%	9.2%	12/31/2021	1.16	0	0	0.25%	9.5%	12/31/2021	1.17	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.1%
2023	1.7%
2022	1.3%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R6 Class - 06-36G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,325	$243,059	11,224
Receivables: investments sold	155
Payables: investments purchased	-
Net assets	$255,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,480	209,186	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$255,480	209,186

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,385
Mortality & expense charges			(2,549)
Net investment income (loss)			1,836

Gain (loss) on investments:
Net realized gain (loss)			10,224
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,112
Net gain (loss)			32,336

Increase (decrease) in net assets from operations			$34,172

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,836	$1,146
Net realized gain (loss)		10,224	(5,605)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,112	2,807

Increase (decrease) in net assets from operations		34,172	(1,652)

Contract owner transactions:
Proceeds from units sold		169,559	18,038
Cost of units redeemed		(94,990)	(63,573)
Account charges		(23)	(2)
Increase (decrease)		74,546	(45,537)
Net increase (decrease)		108,718	(47,189)
Net assets, beginning		146,762	193,951
Net assets, ending		$255,480	$146,762

Units sold		141,971	27,031
Units redeemed		(80,354)	(73,182)
Net increase (decrease)		61,617	(46,151)
Units outstanding, beginning		147,569	193,720
Units outstanding, ending		209,186	147,569

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,795,440
Cost of units redeemed/account charges			(2,680,824)
Net investment income (loss)			2,333
Net realized gain (loss)			47,992
Realized gain distributions			78,273
Net change in unrealized appreciation (depreciation)			12,266
Net assets			$255,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	209	$255	1.25%	22.8%	12/31/2025	$1.25	0	$0	1.00%	23.1%	12/31/2025	$1.27	0	$0	0.75%	23.4%
12/31/2024	0.99	148	147	1.25%	-0.7%	12/31/2024	1.01	0	0	1.00%	-0.4%	12/31/2024	1.03	0	0	0.75%	-0.2%
12/31/2023	1.00	194	194	1.25%	13.6%	12/31/2023	1.02	0	0	1.00%	13.9%	12/31/2023	1.03	0	0	0.75%	14.2%
12/31/2022	0.88	191	169	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.12	193	216	1.25%	8.5%	12/31/2021	1.13	0	0	1.00%	8.8%	12/31/2021	1.14	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	23.7%	12/31/2025	$1.32	0	$0	0.25%	24.0%	12/31/2025	$1.35	0	$0	0.00%	24.3%
12/31/2024	1.05	0	0	0.50%	0.1%	12/31/2024	1.06	0	0	0.25%	0.3%	12/31/2024	1.08	0	0	0.00%	0.6%
12/31/2023	1.05	0	0	0.50%	14.5%	12/31/2023	1.06	0	0	0.25%	14.8%	12/31/2023	1.08	0	0	0.00%	15.1%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.94	0	0	0.00%	-20.1%
12/31/2021	1.15	0	0	0.50%	9.3%	12/31/2021	1.16	0	0	0.25%	9.6%	12/31/2021	1.17	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	1.9%
2023	1.8%
2022	1.7%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Inc Fund R6 Class - 06-3WG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,467	$93,837	38,839
Receivables: investments sold	467
Payables: investments purchased	-
Net assets	$95,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,934	84,049	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$95,934	84,049

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,741
Mortality & expense charges			(1,028)
Net investment income (loss)			3,713

Gain (loss) on investments:
Net realized gain (loss)			166
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,926
Net gain (loss)			2,092

Increase (decrease) in net assets from operations			$5,805

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,713	$2,090
Net realized gain (loss)		166	97
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,926	(1,007)

Increase (decrease) in net assets from operations		5,805	1,180

Contract owner transactions:
Proceeds from units sold		31,049	47,376
Cost of units redeemed		(12,967)	(2,345)
Account charges		(225)	(132)
Increase (decrease)		17,857	44,899
Net increase (decrease)		23,662	46,079
Net assets, beginning		72,272	26,193
Net assets, ending		$95,934	$72,272

Units sold		28,155	50,183
Units redeemed		(12,014)	(7,478)
Net increase (decrease)		16,141	42,705
Units outstanding, beginning		67,908	25,203
Units outstanding, ending		84,049	67,908

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$103,574
Cost of units redeemed/account charges			(15,886)
Net investment income (loss)			6,371
Net realized gain (loss)			245
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,630
Net assets			$95,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	84	$96	1.25%	7.2%	12/31/2025	$1.16	0	$0	1.00%	7.5%	12/31/2025	$1.18	0	$0	0.75%	7.8%
12/31/2024	1.06	68	72	1.25%	2.4%	12/31/2024	1.08	0	0	1.00%	2.7%	12/31/2024	1.10	0	0	0.75%	2.9%
12/31/2023	1.04	25	26	1.25%	7.6%	12/31/2023	1.05	0	0	1.00%	7.9%	12/31/2023	1.06	0	0	0.75%	8.1%
12/31/2022	0.97	0	0	1.25%	-16.4%	12/31/2022	0.97	0	0	1.00%	-16.1%	12/31/2022	0.98	0	0	0.75%	-15.9%
12/31/2021	1.15	0	0	1.25%	0.3%	12/31/2021	1.16	0	0	1.00%	0.5%	12/31/2021	1.17	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	8.1%	12/31/2025	$1.22	0	$0	0.25%	8.3%	12/31/2025	$1.24	0	$0	0.00%	8.6%
12/31/2024	1.11	0	0	0.50%	3.2%	12/31/2024	1.13	0	0	0.25%	3.4%	12/31/2024	1.14	0	0	0.00%	3.7%
12/31/2023	1.08	0	0	0.50%	8.4%	12/31/2023	1.09	0	0	0.25%	8.7%	12/31/2023	1.10	0	0	0.00%	9.0%
12/31/2022	0.99	0	0	0.50%	-15.7%	12/31/2022	1.00	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.18	0	0	0.50%	1.0%	12/31/2021	1.19	0	0	0.25%	1.3%	12/31/2021	1.20	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	5.5%
2023	5.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R6 Class - 06-3RJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$408,926	$404,269	46,245
Receivables: investments sold	395
Payables: investments purchased	-
Net assets	$409,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$409,321	379,524	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$409,321	379,524

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,983
Mortality & expense charges			(7,161)
Net investment income (loss)			21,822

Gain (loss) on investments:
Net realized gain (loss)			460
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,898
Net gain (loss)			12,358

Increase (decrease) in net assets from operations			$34,180

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,822	$28,541
Net realized gain (loss)		460	4,710
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,898	(17,367)

Increase (decrease) in net assets from operations		34,180	15,884

Contract owner transactions:
Proceeds from units sold		103,924	248,116
Cost of units redeemed		(481,757)	(282,164)
Account charges		(170)	(258)
Increase (decrease)		(378,003)	(34,306)
Net increase (decrease)		(343,823)	(18,422)
Net assets, beginning		753,144	771,566
Net assets, ending		$409,321	$753,144

Units sold		100,178	244,798
Units redeemed		(462,605)	(275,916)
Net increase (decrease)		(362,427)	(31,118)
Units outstanding, beginning		741,951	773,069
Units outstanding, ending		379,524	741,951

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,455,830
Cost of units redeemed/account charges			(1,107,930)
Net investment income (loss)			76,274
Net realized gain (loss)			(21,025)
Realized gain distributions			1,515
Net change in unrealized appreciation (depreciation)			4,657
Net assets			$409,321

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	380	$409	1.25%	6.2%	12/31/2025	$1.10	0	$0	1.00%	6.5%	12/31/2025	$1.12	0	$0	0.75%	6.8%
12/31/2024	1.02	742	753	1.25%	1.7%	12/31/2024	1.03	0	0	1.00%	2.0%	12/31/2024	1.05	0	0	0.75%	2.2%
12/31/2023	1.00	773	772	1.25%	5.2%	12/31/2023	1.01	0	0	1.00%	5.4%	12/31/2023	1.02	0	0	0.75%	5.7%
12/31/2022	0.95	424	402	1.25%	-14.9%	12/31/2022	0.96	0	0	1.00%	-14.7%	12/31/2022	0.97	0	0	0.75%	-14.5%
12/31/2021	1.12	209	233	1.25%	-1.0%	12/31/2021	1.12	0	0	1.00%	-0.7%	12/31/2021	1.13	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	7.0%	12/31/2025	$1.16	0	$0	0.25%	7.3%	12/31/2025	$1.18	0	$0	0.00%	7.6%
12/31/2024	1.06	0	0	0.50%	2.5%	12/31/2024	1.08	0	0	0.25%	2.7%	12/31/2024	1.09	0	0	0.00%	3.0%
12/31/2023	1.04	0	0	0.50%	6.0%	12/31/2023	1.05	0	0	0.25%	6.2%	12/31/2023	1.06	0	0	0.00%	6.5%
12/31/2022	0.98	0	0	0.50%	-14.3%	12/31/2022	0.99	0	0	0.25%	-14.1%	12/31/2022	1.00	0	0	0.00%	-13.9%
12/31/2021	1.14	0	0	0.50%	-0.2%	12/31/2021	1.15	0	0	0.25%	0.0%	12/31/2021	1.16	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.0%
2024	5.0%
2023	4.3%
2022	2.9%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Affiliated Fund R6 Class - 06-3WF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,570	$12,650	618
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$12,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,567	7,013	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$12,567	7,013

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$118
Mortality & expense charges			(89)
Net investment income (loss)			29

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			743
Net change in unrealized appreciation (depreciation)			(80)
Net gain (loss)			670

Increase (decrease) in net assets from operations			$699

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29	$-
Net realized gain (loss)		7	-
Realized gain distributions		743	-
Net change in unrealized appreciation (depreciation)		(80)	-

Increase (decrease) in net assets from operations		699	-

Contract owner transactions:
Proceeds from units sold		18,182	-
Cost of units redeemed		(6,278)	-
Account charges		(36)	-
Increase (decrease)		11,868	-
Net increase (decrease)		12,567	-
Net assets, beginning		-	-
Net assets, ending		$12,567	$-

Units sold		10,823	-
Units redeemed		(3,810)	-
Net increase (decrease)		7,013	-
Units outstanding, beginning		-	-
Units outstanding, ending		7,013	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,182
Cost of units redeemed/account charges			(6,314)
Net investment income (loss)			29
Net realized gain (loss)			7
Realized gain distributions			743
Net change in unrealized appreciation (depreciation)			(80)
Net assets			$12,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	7	$13	1.25%	14.7%	12/31/2025	$1.82	0	$0	1.00%	15.0%	12/31/2025	$1.85	0	$0	0.75%	15.2%
12/31/2024	1.56	0	0	1.25%	16.2%	12/31/2024	1.59	0	0	1.00%	16.5%	12/31/2024	1.61	0	0	0.75%	16.7%
12/31/2023	1.35	0	0	1.25%	9.5%	12/31/2023	1.36	0	0	1.00%	9.8%	12/31/2023	1.38	0	0	0.75%	10.0%
12/31/2022	1.23	0	0	1.25%	-10.7%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.25	0	0	0.75%	-10.2%
12/31/2021	1.38	0	0	1.25%	25.6%	12/31/2021	1.39	0	0	1.00%	25.9%	12/31/2021	1.39	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	15.5%	12/31/2025	$1.92	0	$0	0.25%	15.8%	12/31/2025	$1.95	0	$0	0.00%	16.1%
12/31/2024	1.63	0	0	0.50%	17.0%	12/31/2024	1.66	0	0	0.25%	17.3%	12/31/2024	1.68	0	0	0.00%	17.6%
12/31/2023	1.39	0	0	0.50%	10.3%	12/31/2023	1.41	0	0	0.25%	10.6%	12/31/2023	1.43	0	0	0.00%	10.9%
12/31/2022	1.26	0	0	0.50%	-10.0%	12/31/2022	1.28	0	0	0.25%	-9.8%	12/31/2022	1.29	0	0	0.00%	-9.5%
12/31/2021	1.40	0	0	0.50%	26.5%	12/31/2021	1.41	0	0	0.25%	26.8%	12/31/2021	1.42	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond Debenture R6 Class - 06-4F6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,435,494	$1,477,674	198,621
Receivables: investments sold	4,742
Payables: investments purchased	-
Net assets	$1,440,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,440,236	1,253,384	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$1,440,236	1,253,384

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$82,449
Mortality & expense charges			(16,403)
Net investment income (loss)			66,046

Gain (loss) on investments:
Net realized gain (loss)			(8,678)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,861
Net gain (loss)			30,183

Increase (decrease) in net assets from operations			$96,229

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,046	$56,782
Net realized gain (loss)		(8,678)	(12,566)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,861	19,491

Increase (decrease) in net assets from operations		96,229	63,707

Contract owner transactions:
Proceeds from units sold		241,648	233,925
Cost of units redeemed		(156,696)	(147,160)
Account charges		(548)	(305)
Increase (decrease)		84,404	86,460
Net increase (decrease)		180,633	150,167
Net assets, beginning		1,259,603	1,109,436
Net assets, ending		$1,440,236	$1,259,603

Units sold		217,267	223,887
Units redeemed		(142,952)	(143,182)
Net increase (decrease)		74,315	80,705
Units outstanding, beginning		1,179,069	1,098,364
Units outstanding, ending		1,253,384	1,179,069

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,913,191
Cost of units redeemed/account charges			(1,555,603)
Net investment income (loss)			210,855
Net realized gain (loss)			(90,842)
Realized gain distributions			4,815
Net change in unrealized appreciation (depreciation)			(42,180)
Net assets			$1,440,236

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	1,253	$1,440	1.25%	7.6%	12/31/2025	$1.17	0	$0	1.00%	7.8%	12/31/2025	$1.19	0	$0	0.75%	8.1%
12/31/2024	1.07	1,179	1,260	1.25%	5.8%	12/31/2024	1.08	0	0	1.00%	6.0%	12/31/2024	1.10	0	0	0.75%	6.3%
12/31/2023	1.01	1,098	1,109	1.25%	5.9%	12/31/2023	1.02	0	0	1.00%	6.1%	12/31/2023	1.03	0	0	0.75%	6.4%
12/31/2022	0.95	1,232	1,176	1.25%	-13.7%	12/31/2022	0.96	0	0	1.00%	-13.5%	12/31/2022	0.97	0	0	0.75%	-13.2%
12/31/2021	1.11	741	819	1.25%	2.2%	12/31/2021	1.11	0	0	1.00%	2.4%	12/31/2021	1.12	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	8.4%	12/31/2025	$1.22	0	$0	0.25%	8.6%	12/31/2025	$1.24	0	$0	0.00%	8.9%
12/31/2024	1.11	0	0	0.50%	6.6%	12/31/2024	1.13	0	0	0.25%	6.8%	12/31/2024	1.14	0	0	0.00%	7.1%
12/31/2023	1.04	0	0	0.50%	6.6%	12/31/2023	1.05	0	0	0.25%	6.9%	12/31/2023	1.06	0	0	0.00%	7.2%
12/31/2022	0.98	0	0	0.50%	-13.0%	12/31/2022	0.99	0	0	0.25%	-12.8%	12/31/2022	0.99	0	0	0.00%	-12.6%
12/31/2021	1.12	0	0	0.50%	3.0%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.1%
2024	6.0%
2023	5.5%
2022	4.7%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	1.25%	6.3%	12/31/2025	$1.60	0	$0	1.00%	6.5%	12/31/2025	$1.62	0	$0	0.75%	6.8%
12/31/2024	1.48	0	0	1.25%	14.0%	12/31/2024	1.50	0	0	1.00%	14.3%	12/31/2024	1.52	0	0	0.75%	14.6%
12/31/2023	1.30	0	0	1.25%	14.5%	12/31/2023	1.31	0	0	1.00%	14.8%	12/31/2023	1.33	0	0	0.75%	15.1%
12/31/2022	1.14	0	0	1.25%	-11.9%	12/31/2022	1.14	0	0	1.00%	-11.7%	12/31/2022	1.15	0	0	0.75%	-11.5%
12/31/2021	1.29	0	0	1.25%	27.7%	12/31/2021	1.30	0	0	1.00%	28.0%	12/31/2021	1.30	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	0	$0	0.50%	7.1%	12/31/2025	$1.67	0	$0	0.25%	7.3%	12/31/2025	$1.70	0	$0	0.00%	7.6%
12/31/2024	1.54	0	0	0.50%	14.9%	12/31/2024	1.56	0	0	0.25%	15.2%	12/31/2024	1.58	0	0	0.00%	15.4%
12/31/2023	1.34	0	0	0.50%	15.4%	12/31/2023	1.35	0	0	0.25%	15.7%	12/31/2023	1.37	0	0	0.00%	15.9%
12/31/2022	1.16	0	0	0.50%	-11.2%	12/31/2022	1.17	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.31	0	0	0.50%	28.7%	12/31/2021	1.32	0	0	0.25%	29.0%	12/31/2021	1.32	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	1.25%	3.7%	12/31/2025	$1.13	0	$0	1.00%	3.9%	12/31/2025	$1.14	0	$0	0.75%	4.2%
12/31/2024	1.07	0	0	1.25%	4.8%	12/31/2024	1.08	0	0	1.00%	5.1%	12/31/2024	1.10	0	0	0.75%	5.4%
12/31/2023	1.02	0	0	1.25%	4.7%	12/31/2023	1.03	0	0	1.00%	4.9%	12/31/2023	1.04	0	0	0.75%	5.2%
12/31/2022	0.97	0	0	1.25%	-1.2%	12/31/2022	0.98	0	0	1.00%	-1.0%	12/31/2022	0.99	0	0	0.75%	-0.7%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-0.9%	12/31/2021	1.00	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	4.5%	12/31/2025	$1.18	0	$0	0.25%	4.7%	12/31/2025	$1.19	0	$0	0.00%	5.0%
12/31/2024	1.11	0	0	0.50%	5.6%	12/31/2024	1.12	0	0	0.25%	5.9%	12/31/2024	1.14	0	0	0.00%	6.2%
12/31/2023	1.05	0	0	0.50%	5.4%	12/31/2023	1.06	0	0	0.25%	5.7%	12/31/2023	1.07	0	0	0.00%	6.0%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.2%	12/31/2022	1.01	0	0	0.00%	0.0%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.01	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,635	$97,805	3,286
Receivables: investments sold	271
Payables: investments purchased	-
Net assets	$93,906

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,906	90,082	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$93,906	90,082

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$113
Mortality & expense charges			(1,039)
Net investment income (loss)			(926)

Gain (loss) on investments:
Net realized gain (loss)			(93)
Realized gain distributions			3,896
Net change in unrealized appreciation (depreciation)			(2,553)
Net gain (loss)			1,250

Increase (decrease) in net assets from operations			$324

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(926)	$(53,681)
Net realized gain (loss)		(93)	(315,681)
Realized gain distributions		3,896	5,181
Net change in unrealized appreciation (depreciation)		(2,553)	497,576

Increase (decrease) in net assets from operations		324	133,395

Contract owner transactions:
Proceeds from units sold		17,632	2,538,291
Cost of units redeemed		(4,514)	(9,344,114)
Account charges		(641)	(12,458)
Increase (decrease)		12,477	(6,818,281)
Net increase (decrease)		12,801	(6,684,886)
Net assets, beginning		81,105	6,765,991
Net assets, ending		$93,906	$81,105

Units sold		17,953	2,794,931
Units redeemed		(4,932)	(9,732,902)
Net increase (decrease)		13,021	(6,937,971)
Units outstanding, beginning		77,061	7,015,032
Units outstanding, ending		90,082	77,061

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,991,316
Cost of units redeemed/account charges			(11,935,267)
Net investment income (loss)			(154,405)
Net realized gain (loss)			(559,162)
Realized gain distributions			755,594
Net change in unrealized appreciation (depreciation)			(4,170)
Net assets			$93,906

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	90	$94	1.25%	-1.0%	12/31/2025	$1.05	0	$0	1.00%	-0.7%	12/31/2025	$1.07	0	$0	0.75%	-0.5%
12/31/2024	1.05	77	81	1.25%	9.1%	12/31/2024	1.06	0	0	1.00%	9.4%	12/31/2024	1.07	0	0	0.75%	9.7%
12/31/2023	0.96	7,015	6,766	1.25%	12.5%	12/31/2023	0.97	0	0	1.00%	12.8%	12/31/2023	0.98	0	0	0.75%	13.1%
12/31/2022	0.86	6,701	5,744	1.25%	-16.1%	12/31/2022	0.86	0	0	1.00%	-15.9%	12/31/2022	0.86	0	0	0.75%	-15.7%
12/31/2021	1.02	6,052	6,184	1.25%	2.2%	12/31/2021	1.02	0	0	1.00%	2.3%	12/31/2021	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	-0.2%	12/31/2025	$1.09	0	$0	0.25%	0.0%	12/31/2025	$1.10	0	$0	0.00%	0.3%
12/31/2024	1.08	0	0	0.50%	9.9%	12/31/2024	1.09	0	0	0.25%	10.2%	12/31/2024	1.10	0	0	0.00%	10.5%
12/31/2023	0.98	0	0	0.50%	13.4%	12/31/2023	0.99	0	0	0.25%	13.6%	12/31/2023	1.00	0	0	0.00%	13.9%
12/31/2022	0.87	0	0	0.50%	-15.5%	12/31/2022	0.87	0	0	0.25%	-15.3%	12/31/2022	0.87	0	0	0.00%	-15.1%
12/31/2021	1.03	0	0	0.50%	2.6%	12/31/2021	1.03	0	0	0.25%	2.7%	12/31/2021	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.3%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.43
Band 50	-	-	1.48
Band 25	-	-	1.52
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	1.25%	7.1%	12/31/2025	$1.39	0	$0	1.00%	7.3%	12/31/2025	$1.43	0	$0	0.75%	7.6%
12/31/2024	1.26	0	0	1.25%	5.5%	12/31/2024	1.30	0	0	1.00%	5.7%	12/31/2024	1.33	0	0	0.75%	6.0%
12/31/2023	1.20	0	0	1.25%	5.5%	12/31/2023	1.23	0	0	1.00%	5.8%	12/31/2023	1.26	0	0	0.75%	6.1%
12/31/2022	1.14	0	0	1.25%	-13.8%	12/31/2022	1.16	0	0	1.00%	-13.6%	12/31/2022	1.18	0	0	0.75%	-13.4%
12/31/2021	1.32	0	0	1.25%	1.9%	12/31/2021	1.34	0	0	1.00%	2.2%	12/31/2021	1.37	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	7.9%	12/31/2025	$1.52	0	$0	0.25%	8.2%	12/31/2025	$1.56	0	$0	0.00%	8.4%
12/31/2024	1.37	0	0	0.50%	6.3%	12/31/2024	1.40	0	0	0.25%	6.5%	12/31/2024	1.44	0	0	0.00%	6.8%
12/31/2023	1.29	0	0	0.50%	6.3%	12/31/2023	1.32	0	0	0.25%	6.6%	12/31/2023	1.35	0	0	0.00%	6.9%
12/31/2022	1.21	0	0	0.50%	-13.2%	12/31/2022	1.24	0	0	0.25%	-13.0%	12/31/2022	1.26	0	0	0.00%	-12.7%
12/31/2021	1.39	0	0	0.50%	2.7%	12/31/2021	1.42	0	0	0.25%	2.9%	12/31/2021	1.45	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R3 Class - 06-072

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$307,584	$298,427	42,310
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$307,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,596	235,145	$1.31
Band 100	-	-	1.35
Band 75	-	-	1.39
Band 50	-	-	1.43
Band 25	-	-	1.47
Band 0	-	-	1.51
Total	$307,596	235,145

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,916
Mortality & expense charges			(3,714)
Net investment income (loss)			13,202

Gain (loss) on investments:
Net realized gain (loss)			133
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,097
Net gain (loss)			6,230

Increase (decrease) in net assets from operations			$19,432

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,202	$12,059
Net realized gain (loss)		133	(611)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,097	3,153

Increase (decrease) in net assets from operations		19,432	14,601

Contract owner transactions:
Proceeds from units sold		1,758	394,164
Cost of units redeemed		(7,161)	(195,435)
Account charges		(3)	(11)
Increase (decrease)		(5,406)	198,718
Net increase (decrease)		14,026	213,319
Net assets, beginning		293,570	80,251
Net assets, ending		$307,596	$293,570

Units sold		1,402	337,364
Units redeemed		(5,858)	(166,626)
Net increase (decrease)		(4,456)	170,738
Units outstanding, beginning		239,601	68,863
Units outstanding, ending		235,145	239,601

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$769,913
Cost of units redeemed/account charges			(509,353)
Net investment income (loss)			36,606
Net realized gain (loss)			554
Realized gain distributions			719
Net change in unrealized appreciation (depreciation)			9,157
Net assets			$307,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	235	$308	1.25%	6.8%	12/31/2025	$1.35	0	$0	1.00%	7.0%	12/31/2025	$1.39	0	$0	0.75%	7.3%
12/31/2024	1.23	240	294	1.25%	5.1%	12/31/2024	1.26	0	0	1.00%	5.4%	12/31/2024	1.29	0	0	0.75%	5.7%
12/31/2023	1.17	69	80	1.25%	5.2%	12/31/2023	1.19	0	0	1.00%	5.5%	12/31/2023	1.22	0	0	0.75%	5.8%
12/31/2022	1.11	23	26	1.25%	-14.1%	12/31/2022	1.13	0	0	1.00%	-13.9%	12/31/2022	1.16	0	0	0.75%	-13.7%
12/31/2021	1.29	150	193	1.25%	1.7%	12/31/2021	1.31	0	0	1.00%	2.0%	12/31/2021	1.34	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	7.6%	12/31/2025	$1.47	0	$0	0.25%	7.8%	12/31/2025	$1.51	0	$0	0.00%	8.1%
12/31/2024	1.33	0	0	0.50%	5.9%	12/31/2024	1.36	0	0	0.25%	6.2%	12/31/2024	1.40	0	0	0.00%	6.5%
12/31/2023	1.25	0	0	0.50%	6.0%	12/31/2023	1.28	0	0	0.25%	6.3%	12/31/2023	1.31	0	0	0.00%	6.5%
12/31/2022	1.18	0	0	0.50%	-13.5%	12/31/2022	1.21	0	0	0.25%	-13.2%	12/31/2022	1.23	0	0	0.00%	-13.0%
12/31/2021	1.36	0	0	0.50%	2.5%	12/31/2021	1.39	0	0	0.25%	2.8%	12/31/2021	1.42	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	8.3%
2023	2.1%
2022	3.8%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Short Dur Inc R6 Class - 06-73H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,677	$18,544	4,822
Receivables: investments sold	82
Payables: investments purchased	-
Net assets	$18,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,759	17,869	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$18,759	17,869

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$688
Mortality & expense charges			(163)
Net investment income (loss)			525

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			133
Net gain (loss)			140

Increase (decrease) in net assets from operations			$665

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$525	$-
Net realized gain (loss)		7	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		133	-

Increase (decrease) in net assets from operations		665	-

Contract owner transactions:
Proceeds from units sold		18,914	-
Cost of units redeemed		(820)	-
Account charges		-	-
Increase (decrease)		18,094	-
Net increase (decrease)		18,759	-
Net assets, beginning		-	-
Net assets, ending		$18,759	$-

Units sold		18,660	-
Units redeemed		(791)	-
Net increase (decrease)		17,869	-
Units outstanding, beginning		-	-
Units outstanding, ending		17,869	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,914
Cost of units redeemed/account charges			(820)
Net investment income (loss)			525
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			133
Net assets			$18,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	18	$19	1.25%	5.0%	12/31/2025	$1.05	0	$0	1.00%	5.2%	12/31/2025	$1.06	0	$0	0.75%	5.5%
12/31/2024	1.00	0	0	1.25%	0.0%	12/31/2024	1.00	0	0	1.00%	0.1%	12/31/2024	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.7%	12/31/2025	$1.06	0	$0	0.25%	6.0%	12/31/2025	$1.07	0	$0	0.00%	6.3%
12/31/2024	1.00	0	0	0.50%	0.2%	12/31/2024	1.00	0	0	0.25%	0.3%	12/31/2024	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.3%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay WMC Value R6 Class - 06-6NH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$294,357	$276,093	8,696
Receivables: investments sold	640
Payables: investments purchased	-
Net assets	$294,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$294,997	216,109	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$294,997	216,109

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,432
Mortality & expense charges			(3,291)
Net investment income (loss)			1,141

Gain (loss) on investments:
Net realized gain (loss)			981
Realized gain distributions			15,786
Net change in unrealized appreciation (depreciation)			16,271
Net gain (loss)			33,038

Increase (decrease) in net assets from operations			$34,179

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,141	$(4,313)
Net realized gain (loss)		981	91,896
Realized gain distributions		15,786	7,905
Net change in unrealized appreciation (depreciation)		16,271	(8,919)

Increase (decrease) in net assets from operations		34,179	86,569

Contract owner transactions:
Proceeds from units sold		29,314	213,311
Cost of units redeemed		(7,301)	(631,842)
Account charges		-	(214)
Increase (decrease)		22,013	(418,745)
Net increase (decrease)		56,192	(332,176)
Net assets, beginning		238,805	570,981
Net assets, ending		$294,997	$238,805

Units sold		23,726	187,022
Units redeemed		(5,827)	(508,377)
Net increase (decrease)		17,899	(321,355)
Units outstanding, beginning		198,210	519,565
Units outstanding, ending		216,109	198,210

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$946,880
Cost of units redeemed/account charges			(805,691)
Net investment income (loss)			4,401
Net realized gain (loss)			92,832
Realized gain distributions			38,311
Net change in unrealized appreciation (depreciation)			18,264
Net assets			$294,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	216	$295	1.25%	13.3%	12/31/2025	$1.37	0	$0	1.00%	13.6%	12/31/2025	$1.38	0	$0	0.75%	13.9%
12/31/2024	1.20	198	239	1.25%	9.6%	12/31/2024	1.21	0	0	1.00%	9.9%	12/31/2024	1.21	0	0	0.75%	10.2%
12/31/2023	1.10	520	571	1.25%	9.9%	12/31/2023	1.10	0	0	1.00%	10.1%	12/31/2023	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	14.2%	12/31/2025	$1.40	0	$0	0.25%	14.4%	12/31/2025	$1.41	0	$0	0.00%	14.7%
12/31/2024	1.22	0	0	0.50%	10.5%	12/31/2024	1.22	0	0	0.25%	10.7%	12/31/2024	1.23	0	0	0.00%	11.0%
12/31/2023	1.10	0	0	0.50%	10.4%	12/31/2023	1.11	0	0	0.25%	10.6%	12/31/2023	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	0.9%
2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay Large Cap Growth Fund R6 Class - 06-3HY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,588,479	$2,498,378	224,807
Receivables: investments sold	50,761
Payables: investments purchased	-
Net assets	$2,639,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,639,240	979,833	$2.69
Band 100	-	-	2.74
Band 75	-	-	2.79
Band 50	-	-	2.85
Band 25	-	-	2.90
Band 0	-	-	2.95
Total	$2,639,240	979,833

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,445)
Net investment income (loss)			(31,445)

Gain (loss) on investments:
Net realized gain (loss)			103,919
Realized gain distributions			396,633
Net change in unrealized appreciation (depreciation)			(145,711)
Net gain (loss)			354,841

Increase (decrease) in net assets from operations			$323,396

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,445)	$(27,574)
Net realized gain (loss)		103,919	84,851
Realized gain distributions		396,633	369,318
Net change in unrealized appreciation (depreciation)		(145,711)	102,991

Increase (decrease) in net assets from operations		323,396	529,586

Contract owner transactions:
Proceeds from units sold		508,474	513,805
Cost of units redeemed		(653,870)	(441,901)
Account charges		(1,404)	(1,100)
Increase (decrease)		(146,800)	70,804
Net increase (decrease)		176,596	600,390
Net assets, beginning		2,462,644	1,862,254
Net assets, ending		$2,639,240	$2,462,644

Units sold		208,868	242,049
Units redeemed		(264,911)	(210,029)
Net increase (decrease)		(56,043)	32,020
Units outstanding, beginning		1,035,876	1,003,856
Units outstanding, ending		979,833	1,035,876

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,879,271
Cost of units redeemed/account charges			(10,762,475)
Net investment income (loss)			(138,387)
Net realized gain (loss)			328,680
Realized gain distributions			2,242,050
Net change in unrealized appreciation (depreciation)			90,101
Net assets			$2,639,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	980	$2,639	1.25%	13.3%	12/31/2025	$2.74	0	$0	1.00%	13.6%	12/31/2025	$2.79	0	$0	0.75%	13.9%
12/31/2024	2.38	1,036	2,463	1.25%	28.2%	12/31/2024	2.42	0	0	1.00%	28.5%	12/31/2024	2.45	0	0	0.75%	28.8%
12/31/2023	1.86	1,004	1,862	1.25%	41.3%	12/31/2023	1.88	0	0	1.00%	41.7%	12/31/2023	1.91	0	0	0.75%	42.0%
12/31/2022	1.31	760	998	1.25%	-32.0%	12/31/2022	1.33	0	0	1.00%	-31.8%	12/31/2022	1.34	0	0	0.75%	-31.7%
12/31/2021	1.93	0	0	1.25%	23.3%	12/31/2021	1.95	0	0	1.00%	23.6%	12/31/2021	1.96	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.85	0	$0	0.50%	14.2%	12/31/2025	$2.90	0	$0	0.25%	14.4%	12/31/2025	$2.95	0	$0	0.00%	14.7%
12/31/2024	2.49	0	0	0.50%	29.1%	12/31/2024	2.53	0	0	0.25%	29.4%	12/31/2024	2.57	0	0	0.00%	29.8%
12/31/2023	1.93	0	0	0.50%	42.4%	12/31/2023	1.96	0	0	0.25%	42.7%	12/31/2023	1.98	0	0	0.00%	43.1%
12/31/2022	1.36	0	0	0.50%	-31.5%	12/31/2022	1.37	0	0	0.25%	-31.3%	12/31/2022	1.39	0	0	0.00%	-31.2%
12/31/2021	1.98	0	0	0.50%	24.2%	12/31/2021	2.00	0	0	0.25%	24.5%	12/31/2021	2.01	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Met West Total Return Bd P Class - 06-47P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,748	$152,706	18,290
Receivables: investments sold	1,550
Payables: investments purchased	-
Net assets	$157,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,298	169,999	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$157,298	169,999

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,607
Mortality & expense charges			(1,618)
Net investment income (loss)			3,989

Gain (loss) on investments:
Net realized gain (loss)			261
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,759
Net gain (loss)			4,020

Increase (decrease) in net assets from operations			$8,009

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,989	$30,542
Net realized gain (loss)		261	(22,795)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,759	(5,809)

Increase (decrease) in net assets from operations		8,009	1,938

Contract owner transactions:
Proceeds from units sold		42,880	195,724
Cost of units redeemed		(7,929)	(1,757,916)
Account charges		(88)	(886)
Increase (decrease)		34,863	(1,563,078)
Net increase (decrease)		42,872	(1,561,140)
Net assets, beginning		114,426	1,675,566
Net assets, ending		$157,298	$114,426

Units sold		47,091	325,523
Units redeemed		(8,775)	(2,119,382)
Net increase (decrease)		38,316	(1,793,859)
Units outstanding, beginning		131,683	1,925,542
Units outstanding, ending		169,999	131,683

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,480,415
Cost of units redeemed/account charges			(5,288,527)
Net investment income (loss)			111,068
Net realized gain (loss)			(184,305)
Realized gain distributions			35,605
Net change in unrealized appreciation (depreciation)			3,042
Net assets			$157,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.93	170	$157	1.25%	6.5%	12/31/2025	$0.94	0	$0	1.00%	6.8%	12/31/2025	$0.96	0	$0	0.75%	7.0%
12/31/2024	0.87	132	114	1.25%	-0.1%	12/31/2024	0.88	0	0	1.00%	0.1%	12/31/2024	0.89	0	0	0.75%	0.4%
12/31/2023	0.87	1,926	1,676	1.25%	4.8%	12/31/2023	0.88	0	0	1.00%	5.0%	12/31/2023	0.89	0	0	0.75%	5.3%
12/31/2022	0.83	2,611	2,169	1.25%	-15.7%	12/31/2022	0.84	0	0	1.00%	-15.5%	12/31/2022	0.84	0	0	0.75%	-15.3%
12/31/2021	0.99	695	685	1.25%	-2.3%	12/31/2021	0.99	0	0	1.00%	-2.1%	12/31/2021	1.00	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	0	$0	0.50%	7.3%	12/31/2025	$0.99	0	$0	0.25%	7.6%	12/31/2025	$1.00	0	$0	0.00%	7.8%
12/31/2024	0.90	0	0	0.50%	0.6%	12/31/2024	0.92	0	0	0.25%	0.9%	12/31/2024	0.93	0	0	0.00%	1.1%
12/31/2023	0.90	0	0	0.50%	5.5%	12/31/2023	0.91	0	0	0.25%	5.8%	12/31/2023	0.92	0	0	0.00%	6.1%
12/31/2022	0.85	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.00	0	0	0.50%	-1.6%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	4.8%
2023	4.4%
2022	1.6%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.18
Band 100	-	-	2.21
Band 75	-	-	2.24
Band 50	-	-	2.27
Band 25	-	-	2.30
Band 0	-	-	2.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	1.25%	18.8%	12/31/2025	$2.21	0	$0	1.00%	19.1%	12/31/2025	$2.24	0	$0	0.75%	19.4%
12/31/2024	1.84	0	0	1.25%	18.4%	12/31/2024	1.86	0	0	1.00%	18.7%	12/31/2024	1.88	0	0	0.75%	19.0%
12/31/2023	1.55	0	0	1.25%	32.0%	12/31/2023	1.56	0	0	1.00%	32.4%	12/31/2023	1.58	0	0	0.75%	32.7%
12/31/2022	1.17	0	0	1.25%	-22.5%	12/31/2022	1.18	0	0	1.00%	-22.3%	12/31/2022	1.19	0	0	0.75%	-22.1%
12/31/2021	1.51	0	0	1.25%	24.0%	12/31/2021	1.52	0	0	1.00%	24.4%	12/31/2021	1.53	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	0.50%	19.7%	12/31/2025	$2.30	0	$0	0.25%	20.0%	12/31/2025	$2.34	0	$0	0.00%	20.3%
12/31/2024	1.90	0	0	0.50%	19.3%	12/31/2024	1.92	0	0	0.25%	19.6%	12/31/2024	1.94	0	0	0.00%	19.9%
12/31/2023	1.59	0	0	0.50%	33.0%	12/31/2023	1.61	0	0	0.25%	33.3%	12/31/2023	1.62	0	0	0.00%	33.7%
12/31/2022	1.20	0	0	0.50%	-21.9%	12/31/2022	1.20	0	0	0.25%	-21.7%	12/31/2022	1.21	0	0	0.00%	-21.5%
12/31/2021	1.53	0	0	0.50%	25.0%	12/31/2021	1.54	0	0	0.25%	25.3%	12/31/2021	1.54	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	1.25%	-3.3%	12/31/2025	$1.55	0	$0	1.00%	-3.1%	12/31/2025	$1.58	0	$0	0.75%	-2.8%
12/31/2024	1.58	0	0	1.25%	9.3%	12/31/2024	1.60	0	0	1.00%	9.6%	12/31/2024	1.62	0	0	0.75%	9.8%
12/31/2023	1.44	0	0	1.25%	22.6%	12/31/2023	1.46	0	0	1.00%	22.9%	12/31/2023	1.48	0	0	0.75%	23.2%
12/31/2022	1.18	0	0	1.25%	-29.4%	12/31/2022	1.19	0	0	1.00%	-29.2%	12/31/2022	1.20	0	0	0.75%	-29.0%
12/31/2021	1.67	0	0	1.25%	22.8%	12/31/2021	1.68	0	0	1.00%	23.1%	12/31/2021	1.69	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	-2.6%	12/31/2025	$1.63	0	$0	0.25%	-2.3%	12/31/2025	$1.65	0	$0	0.00%	-2.1%
12/31/2024	1.64	0	0	0.50%	10.1%	12/31/2024	1.67	0	0	0.25%	10.4%	12/31/2024	1.69	0	0	0.00%	10.7%
12/31/2023	1.49	0	0	0.50%	23.5%	12/31/2023	1.51	0	0	0.25%	23.8%	12/31/2023	1.52	0	0	0.00%	24.1%
12/31/2022	1.21	0	0	0.50%	-28.9%	12/31/2022	1.22	0	0	0.25%	-28.7%	12/31/2022	1.23	0	0	0.00%	-28.5%
12/31/2021	1.70	0	0	0.50%	23.7%	12/31/2021	1.71	0	0	0.25%	24.0%	12/31/2021	1.72	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva SmCp Gr R6 Class - 06-47T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$721,344	$732,778	9,421
Receivables: investments sold	16,076
Payables: investments purchased	-
Net assets	$737,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$737,420	535,842	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$737,420	535,842

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,975)
Net investment income (loss)			(7,975)

Gain (loss) on investments:
Net realized gain (loss)			2,382
Realized gain distributions			18,093
Net change in unrealized appreciation (depreciation)			(59,813)
Net gain (loss)			(39,338)

Increase (decrease) in net assets from operations			$(47,313)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,975)	$(5,117)
Net realized gain (loss)		2,382	23,253
Realized gain distributions		18,093	14,144
Net change in unrealized appreciation (depreciation)		(59,813)	14,785

Increase (decrease) in net assets from operations		(47,313)	47,065

Contract owner transactions:
Proceeds from units sold		408,499	427,339
Cost of units redeemed		(70,886)	(381,400)
Account charges		(1,629)	(955)
Increase (decrease)		335,984	44,984
Net increase (decrease)		288,671	92,049
Net assets, beginning		448,749	356,700
Net assets, ending		$737,420	$448,749

Units sold		293,105	416,882
Units redeemed		(52,768)	(387,596)
Net increase (decrease)		240,337	29,286
Units outstanding, beginning		295,505	266,219
Units outstanding, ending		535,842	295,505

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,220,871
Cost of units redeemed/account charges			(520,066)
Net investment income (loss)			(18,649)
Net realized gain (loss)			27,239
Realized gain distributions			39,459
Net change in unrealized appreciation (depreciation)			(11,434)
Net assets			$737,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	536	$737	1.25%	-9.4%	12/31/2025	$1.40	0	$0	1.00%	-9.2%	12/31/2025	$1.42	0	$0	0.75%	-8.9%
12/31/2024	1.52	296	449	1.25%	13.3%	12/31/2024	1.54	0	0	1.00%	13.6%	12/31/2024	1.56	0	0	0.75%	13.9%
12/31/2023	1.34	266	357	1.25%	17.0%	12/31/2023	1.35	0	0	1.00%	17.3%	12/31/2023	1.37	0	0	0.75%	17.6%
12/31/2022	1.15	247	282	1.25%	-25.4%	12/31/2022	1.15	0	0	1.00%	-25.2%	12/31/2022	1.16	0	0	0.75%	-25.0%
12/31/2021	1.53	0	0	1.25%	11.0%	12/31/2021	1.54	0	0	1.00%	11.2%	12/31/2021	1.55	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	0.50%	-8.7%	12/31/2025	$1.47	0	$0	0.25%	-8.5%	12/31/2025	$1.49	0	$0	0.00%	-8.2%
12/31/2024	1.58	0	0	0.50%	14.2%	12/31/2024	1.60	0	0	0.25%	14.5%	12/31/2024	1.62	0	0	0.00%	14.8%
12/31/2023	1.38	0	0	0.50%	17.9%	12/31/2023	1.40	0	0	0.25%	18.2%	12/31/2023	1.41	0	0	0.00%	18.5%
12/31/2022	1.17	0	0	0.50%	-24.8%	12/31/2022	1.18	0	0	0.25%	-24.6%	12/31/2022	1.19	0	0	0.00%	-24.4%
12/31/2021	1.56	0	0	0.50%	11.8%	12/31/2021	1.57	0	0	0.25%	12.1%	12/31/2021	1.58	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Small Cap Growth Fund N Class - 06-3JG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,924	$16,988	590
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$16,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,916	11,861	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$16,916	11,861

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(330)
Net investment income (loss)			(330)

Gain (loss) on investments:
Net realized gain (loss)			(585)
Realized gain distributions			1,170
Net change in unrealized appreciation (depreciation)			(3,324)
Net gain (loss)			(2,739)

Increase (decrease) in net assets from operations			$(3,069)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(330)	$(1,393)
Net realized gain (loss)		(585)	15,084
Realized gain distributions		1,170	2,608
Net change in unrealized appreciation (depreciation)		(3,324)	(279)

Increase (decrease) in net assets from operations		(3,069)	16,020

Contract owner transactions:
Proceeds from units sold		1,760	58,634
Cost of units redeemed		(57,582)	(108,957)
Account charges		(78)	(273)
Increase (decrease)		(55,900)	(50,596)
Net increase (decrease)		(58,969)	(34,576)
Net assets, beginning		75,885	110,461
Net assets, ending		$16,916	$75,885

Units sold		7,921	44,544
Units redeemed		(50,577)	(80,246)
Net increase (decrease)		(42,656)	(35,702)
Units outstanding, beginning		54,517	90,219
Units outstanding, ending		11,861	54,517

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,388,176
Cost of units redeemed/account charges			(1,458,406)
Net investment income (loss)			(11,454)
Net realized gain (loss)			(2,146)
Realized gain distributions			100,810
Net change in unrealized appreciation (depreciation)			(64)
Net assets			$16,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	12	$17	1.25%	2.5%	12/31/2025	$1.45	0	$0	1.00%	2.7%	12/31/2025	$1.48	0	$0	0.75%	3.0%
12/31/2024	1.39	55	76	1.25%	13.7%	12/31/2024	1.41	0	0	1.00%	14.0%	12/31/2024	1.44	0	0	0.75%	14.3%
12/31/2023	1.22	90	110	1.25%	10.7%	12/31/2023	1.24	0	0	1.00%	10.9%	12/31/2023	1.26	0	0	0.75%	11.2%
12/31/2022	1.11	7	8	1.25%	-23.8%	12/31/2022	1.12	0	0	1.00%	-23.6%	12/31/2022	1.13	0	0	0.75%	-23.4%
12/31/2021	1.45	5	7	1.25%	8.8%	12/31/2021	1.46	0	0	1.00%	9.1%	12/31/2021	1.48	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	3.2%	12/31/2025	$1.53	0	$0	0.25%	3.5%	12/31/2025	$1.56	0	$0	0.00%	3.8%
12/31/2024	1.46	0	0	0.50%	14.5%	12/31/2024	1.48	0	0	0.25%	14.8%	12/31/2024	1.51	0	0	0.00%	15.1%
12/31/2023	1.27	0	0	0.50%	11.5%	12/31/2023	1.29	0	0	0.25%	11.8%	12/31/2023	1.31	0	0	0.00%	12.1%
12/31/2022	1.14	0	0	0.50%	-23.2%	12/31/2022	1.15	0	0	0.25%	-23.0%	12/31/2022	1.17	0	0	0.00%	-22.8%
12/31/2021	1.49	0	0	0.50%	9.6%	12/31/2021	1.50	0	0	0.25%	9.9%	12/31/2021	1.51	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Bond Fund N Class - 06-3XN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$84,753
Cost of units redeemed/account charges			(83,162)
Net investment income (loss)			684
Net realized gain (loss)			(2,328)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	1.25%	7.9%	12/31/2025	$1.15	0	$0	1.00%	8.1%	12/31/2025	$1.17	0	$0	0.75%	8.4%
12/31/2024	1.05	0	0	1.25%	5.4%	12/31/2024	1.07	0	0	1.00%	5.7%	12/31/2024	1.08	0	0	0.75%	6.0%
12/31/2023	1.00	0	0	1.25%	6.8%	12/31/2023	1.01	0	0	1.00%	7.0%	12/31/2023	1.02	0	0	0.75%	7.3%
12/31/2022	0.93	0	0	1.25%	-13.5%	12/31/2022	0.94	0	0	1.00%	-13.3%	12/31/2022	0.95	0	0	0.75%	-13.1%
12/31/2021	1.08	0	0	1.25%	1.9%	12/31/2021	1.09	0	0	1.00%	2.2%	12/31/2021	1.09	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	8.7%	12/31/2025	$1.21	0	$0	0.25%	8.9%	12/31/2025	$1.23	0	$0	0.00%	9.2%
12/31/2024	1.10	0	0	0.50%	6.2%	12/31/2024	1.11	0	0	0.25%	6.5%	12/31/2024	1.13	0	0	0.00%	6.8%
12/31/2023	1.03	0	0	0.50%	7.6%	12/31/2023	1.04	0	0	0.25%	7.8%	12/31/2023	1.06	0	0	0.00%	8.1%
12/31/2022	0.96	0	0	0.50%	-12.9%	12/31/2022	0.97	0	0	0.25%	-12.7%	12/31/2022	0.98	0	0	0.00%	-12.5%
12/31/2021	1.10	0	0	0.50%	2.7%	12/31/2021	1.11	0	0	0.25%	3.0%	12/31/2021	1.12	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R3 Class - 06-867

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,670	$153,603	3,234
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$161,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,704	22,532	$7.18
Band 100	-	-	7.47
Band 75	-	-	7.78
Band 50	-	-	8.09
Band 25	-	-	8.42
Band 0	-	-	8.77
Total	$161,704	22,532

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,775)
Net investment income (loss)			(1,775)

Gain (loss) on investments:
Net realized gain (loss)			145
Realized gain distributions			10,404
Net change in unrealized appreciation (depreciation)			2,191
Net gain (loss)			12,740

Increase (decrease) in net assets from operations			$10,965

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,775)	$(1,571)
Net realized gain (loss)		145	2,969
Realized gain distributions		10,404	841
Net change in unrealized appreciation (depreciation)		2,191	18,456

Increase (decrease) in net assets from operations		10,965	20,695

Contract owner transactions:
Proceeds from units sold		19,230	71,629
Cost of units redeemed		(14,914)	(43,192)
Account charges		(50)	(10)
Increase (decrease)		4,266	28,427
Net increase (decrease)		15,231	49,122
Net assets, beginning		146,473	97,351
Net assets, ending		$161,704	$146,473

Units sold		2,933	10,900
Units redeemed		(2,447)	(6,980)
Net increase (decrease)		486	3,920
Units outstanding, beginning		22,046	18,126
Units outstanding, ending		22,532	22,046

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,001,084
Cost of units redeemed/account charges			(919,101)
Net investment income (loss)			(16,927)
Net realized gain (loss)			25,539
Realized gain distributions			63,042
Net change in unrealized appreciation (depreciation)			8,067
Net assets			$161,704

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.18	23	$162	1.25%	8.0%	12/31/2025	$7.47	0	$0	1.00%	8.3%	12/31/2025	$7.78	0	$0	0.75%	8.6%
12/31/2024	6.64	22	146	1.25%	23.7%	12/31/2024	6.90	0	0	1.00%	24.0%	12/31/2024	7.16	0	0	0.75%	24.3%
12/31/2023	5.37	18	97	1.25%	8.1%	12/31/2023	5.56	0	0	1.00%	8.4%	12/31/2023	5.76	0	0	0.75%	8.6%
12/31/2022	4.97	13	66	1.25%	-25.7%	12/31/2022	5.13	0	0	1.00%	-25.5%	12/31/2022	5.30	0	0	0.75%	-25.3%
12/31/2021	6.69	20	131	1.25%	2.6%	12/31/2021	6.89	0	0	1.00%	2.9%	12/31/2021	7.10	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.09	0	$0	0.50%	8.8%	12/31/2025	$8.42	0	$0	0.25%	9.1%	12/31/2025	$8.77	0	$0	0.00%	9.4%
12/31/2024	7.44	0	0	0.50%	24.6%	12/31/2024	7.72	0	0	0.25%	25.0%	12/31/2024	8.02	0	0	0.00%	25.3%
12/31/2023	5.97	0	0	0.50%	8.9%	12/31/2023	6.18	0	0	0.25%	9.2%	12/31/2023	6.40	0	0	0.00%	9.4%
12/31/2022	5.48	0	0	0.50%	-25.2%	12/31/2022	5.66	0	0	0.25%	-25.0%	12/31/2022	5.85	0	0	0.00%	-24.8%
12/31/2021	7.32	0	0	0.50%	3.4%	12/31/2021	7.54	0	0	0.25%	3.6%	12/31/2021	7.77	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund A Class - 06-868

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.65
Band 100	-	-	4.84
Band 75	-	-	5.04
Band 50	-	-	5.25
Band 25	-	-	5.46
Band 0	-	-	5.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(693)
Net realized gain (loss)		-	17,665
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	371

Increase (decrease) in net assets from operations		-	17,343

Contract owner transactions:
Proceeds from units sold		-	2,203
Cost of units redeemed		-	(89,985)
Account charges		-	(221)
Increase (decrease)		-	(88,003)
Net increase (decrease)		-	(70,660)
Net assets, beginning		-	70,660
Net assets, ending		$-	$-

Units sold		-	595
Units redeemed		-	(20,989)
Net increase (decrease)		-	(20,394)
Units outstanding, beginning		-	20,394
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$220,679
Cost of units redeemed/account charges			(301,384)
Net investment income (loss)			(9,652)
Net realized gain (loss)			48,378
Realized gain distributions			41,979
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.65	0	$0	1.25%	8.3%	12/31/2025	$4.84	0	$0	1.00%	8.6%	12/31/2025	$5.04	0	$0	0.75%	8.8%
12/31/2024	4.30	0	0	1.25%	24.0%	12/31/2024	4.46	0	0	1.00%	24.3%	12/31/2024	4.63	0	0	0.75%	24.6%
12/31/2023	3.46	20	71	1.25%	8.4%	12/31/2023	3.59	0	0	1.00%	8.6%	12/31/2023	3.72	0	0	0.75%	8.9%
12/31/2022	3.20	23	74	1.25%	-25.5%	12/31/2022	3.30	0	0	1.00%	-25.3%	12/31/2022	3.41	0	0	0.75%	-25.2%
12/31/2021	4.29	31	135	1.25%	2.9%	12/31/2021	4.43	0	0	1.00%	3.1%	12/31/2021	4.56	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.25	0	$0	0.50%	9.1%	12/31/2025	$5.46	0	$0	0.25%	9.4%	12/31/2025	$5.69	0	$0	0.00%	9.7%
12/31/2024	4.81	0	0	0.50%	25.0%	12/31/2024	4.99	0	0	0.25%	25.3%	12/31/2024	5.19	0	0	0.00%	25.6%
12/31/2023	3.85	0	0	0.50%	9.2%	12/31/2023	3.99	0	0	0.25%	9.4%	12/31/2023	4.13	0	0	0.00%	9.7%
12/31/2022	3.53	0	0	0.50%	-25.0%	12/31/2022	3.64	0	0	0.25%	-24.8%	12/31/2022	3.76	0	0	0.00%	-24.6%
12/31/2021	4.70	0	0	0.50%	3.6%	12/31/2021	4.84	0	0	0.25%	3.9%	12/31/2021	4.99	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,658	$369,524	7,897
Receivables: investments sold	-
Payables: investments purchased	(637)
Net assets	$397,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,073	50,921	$7.56
Band 100	11,948	1,499	7.97
Band 75	-	-	8.40
Band 50	-	-	8.86
Band 25	-	-	9.33
Band 0	-	-	9.84
Total	$397,021	52,420

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,898)
Net investment income (loss)			(4,898)

Gain (loss) on investments:
Net realized gain (loss)			21,809
Realized gain distributions			25,517
Net change in unrealized appreciation (depreciation)			(11,869)
Net gain (loss)			35,457

Increase (decrease) in net assets from operations			$30,559

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,898)	$(3,892)
Net realized gain (loss)		21,809	3,405
Realized gain distributions		25,517	2,452
Net change in unrealized appreciation (depreciation)		(11,869)	44,113

Increase (decrease) in net assets from operations		30,559	46,078

Contract owner transactions:
Proceeds from units sold		107,974	296,263
Cost of units redeemed		(264,671)	(135,262)
Account charges		(129)	(138)
Increase (decrease)		(156,826)	160,863
Net increase (decrease)		(126,267)	206,941
Net assets, beginning		523,288	316,347
Net assets, ending		$397,021	$523,288

Units sold		15,465	40,350
Units redeemed		(36,382)	(22,977)
Net increase (decrease)		(20,917)	17,373
Units outstanding, beginning		73,337	55,964
Units outstanding, ending		52,420	73,337

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,846,724
Cost of units redeemed/account charges			(4,998,338)
Net investment income (loss)			(130,807)
Net realized gain (loss)			357,048
Realized gain distributions			294,260
Net change in unrealized appreciation (depreciation)			28,134
Net assets			$397,021

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.56	51	$385	1.25%	8.1%	12/31/2025	$7.97	1	$12	1.00%	8.4%	12/31/2025	$8.40	0	$0	0.75%	8.7%
12/31/2024	6.99	44	309	1.25%	23.8%	12/31/2024	7.35	29	214	1.00%	24.1%	12/31/2024	7.73	0	0	0.75%	24.5%
12/31/2023	5.65	55	309	1.25%	8.2%	12/31/2023	5.92	1	7	1.00%	8.5%	12/31/2023	6.21	0	0	0.75%	8.8%
12/31/2022	5.22	56	291	1.25%	-25.7%	12/31/2022	5.46	4	21	1.00%	-25.5%	12/31/2022	5.71	0	0	0.75%	-25.3%
12/31/2021	7.02	66	466	1.25%	2.7%	12/31/2021	7.32	9	64	1.00%	3.0%	12/31/2021	7.64	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.86	0	$0	0.50%	9.0%	12/31/2025	$9.33	0	$0	0.25%	9.2%	12/31/2025	$9.84	0	$0	0.00%	9.5%
12/31/2024	8.13	0	0	0.50%	24.8%	12/31/2024	8.55	0	0	0.25%	25.1%	12/31/2024	8.98	0	0	0.00%	25.4%
12/31/2023	6.51	0	0	0.50%	9.0%	12/31/2023	6.83	0	0	0.25%	9.3%	12/31/2023	7.16	0	0	0.00%	9.6%
12/31/2022	5.97	0	0	0.50%	-25.1%	12/31/2022	6.25	0	0	0.25%	-24.9%	12/31/2022	6.54	0	0	0.00%	-24.7%
12/31/2021	7.98	0	0	0.50%	3.5%	12/31/2021	8.32	0	0	0.25%	3.8%	12/31/2021	8.69	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Quality Eqty A Class - 06-CNY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,929	$6,587	160
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$8,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,928	1,702	$5.24
Band 100	-	-	5.37
Band 75	-	-	5.49
Band 50	-	-	5.62
Band 25	-	-	5.75
Band 0	-	-	5.88
Total	$8,928	1,702

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(101)
Net investment income (loss)			(101)

Gain (loss) on investments:
Net realized gain (loss)			24
Realized gain distributions			206
Net change in unrealized appreciation (depreciation)			1,083
Net gain (loss)			1,313

Increase (decrease) in net assets from operations			$1,212

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(101)	$(124)
Net realized gain (loss)		24	754
Realized gain distributions		206	431
Net change in unrealized appreciation (depreciation)		1,083	1,261

Increase (decrease) in net assets from operations		1,212	2,322

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(1)	(3,581)
Account charges		(3)	(3)
Increase (decrease)		(3)	(3,584)
Net increase (decrease)		1,209	(1,262)
Net assets, beginning		7,719	8,981
Net assets, ending		$8,928	$7,719

Units sold		-	-
Units redeemed		(1)	(800)
Net increase (decrease)		(1)	(800)
Units outstanding, beginning		1,703	2,503
Units outstanding, ending		1,702	1,703

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$232,758
Cost of units redeemed/account charges			(284,742)
Net investment income (loss)			(5,230)
Net realized gain (loss)			11,436
Realized gain distributions			52,364
Net change in unrealized appreciation (depreciation)			2,342
Net assets			$8,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.24	2	$9	1.25%	15.7%	12/31/2025	$5.37	0	$0	1.00%	16.0%	12/31/2025	$5.49	0	$0	0.75%	16.3%
12/31/2024	4.53	2	8	1.25%	26.4%	12/31/2024	4.63	0	0	1.00%	26.7%	12/31/2024	4.72	0	0	0.75%	27.0%
12/31/2023	3.59	3	9	1.25%	25.0%	12/31/2023	3.65	0	0	1.00%	25.3%	12/31/2023	3.72	0	0	0.75%	25.6%
12/31/2022	2.87	6	16	1.25%	-19.8%	12/31/2022	2.92	0	0	1.00%	-19.6%	12/31/2022	2.96	0	0	0.75%	-19.4%
12/31/2021	3.58	12	44	1.25%	21.7%	12/31/2021	3.63	0	0	1.00%	22.0%	12/31/2021	3.67	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.62	0	$0	0.50%	16.6%	12/31/2025	$5.75	0	$0	0.25%	16.9%	12/31/2025	$5.88	0	$0	0.00%	17.2%
12/31/2024	4.82	0	0	0.50%	27.3%	12/31/2024	4.92	0	0	0.25%	27.6%	12/31/2024	5.02	0	0	0.00%	27.9%
12/31/2023	3.79	0	0	0.50%	25.9%	12/31/2023	3.85	0	0	0.25%	26.2%	12/31/2023	3.92	0	0	0.00%	26.5%
12/31/2022	3.01	0	0	0.50%	-19.2%	12/31/2022	3.05	0	0	0.25%	-19.0%	12/31/2022	3.10	0	0	0.00%	-18.8%
12/31/2021	3.72	0	0	0.50%	22.6%	12/31/2021	3.77	0	0	0.25%	22.9%	12/31/2021	3.82	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.1%
2022	0.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Quality Eqty R3 Class - 06-CPC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,006,533	$751,024	18,223
Receivables: investments sold	-
Payables: investments purchased	(571)
Net assets	$1,005,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$957,812	184,352	$5.20
Band 100	48,150	9,057	5.32
Band 75	-	-	5.44
Band 50	-	-	5.57
Band 25	-	-	5.70
Band 0	-	-	5.83
Total	$1,005,962	193,409

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,754)
Net investment income (loss)			(17,754)

Gain (loss) on investments:
Net realized gain (loss)			213,402
Realized gain distributions			23,476
Net change in unrealized appreciation (depreciation)			(39,402)
Net gain (loss)			197,476

Increase (decrease) in net assets from operations			$179,722

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,754)	$(19,094)
Net realized gain (loss)		213,402	37,406
Realized gain distributions		23,476	91,489
Net change in unrealized appreciation (depreciation)		(39,402)	242,472

Increase (decrease) in net assets from operations		179,722	352,273

Contract owner transactions:
Proceeds from units sold		68,759	102,463
Cost of units redeemed		(874,280)	(243,995)
Account charges		(58)	(139)
Increase (decrease)		(805,579)	(141,671)
Net increase (decrease)		(625,857)	210,602
Net assets, beginning		1,631,819	1,421,217
Net assets, ending		$1,005,962	$1,631,819

Units sold		14,774	24,989
Units redeemed		(183,626)	(60,393)
Net increase (decrease)		(168,852)	(35,404)
Units outstanding, beginning		362,261	397,665
Units outstanding, ending		193,409	362,261

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,804,493
Cost of units redeemed/account charges			(2,038,195)
Net investment income (loss)			(116,919)
Net realized gain (loss)			301,451
Realized gain distributions			799,623
Net change in unrealized appreciation (depreciation)			255,509
Net assets			$1,005,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.20	184	$958	1.25%	15.4%	12/31/2025	$5.32	9	$48	1.00%	15.7%	12/31/2025	$5.44	0	$0	0.75%	16.0%
12/31/2024	4.50	352	1,585	1.25%	26.0%	12/31/2024	4.60	10	47	1.00%	26.3%	12/31/2024	4.69	0	0	0.75%	26.7%
12/31/2023	3.57	387	1,384	1.25%	24.6%	12/31/2023	3.64	10	37	1.00%	24.9%	12/31/2023	3.70	0	0	0.75%	25.3%
12/31/2022	2.87	372	1,067	1.25%	-20.0%	12/31/2022	2.91	11	32	1.00%	-19.8%	12/31/2022	2.96	0	0	0.75%	-19.6%
12/31/2021	3.58	386	1,384	1.25%	21.3%	12/31/2021	3.63	11	40	1.00%	21.6%	12/31/2021	3.68	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.57	0	$0	0.50%	16.3%	12/31/2025	$5.70	0	$0	0.25%	16.6%	12/31/2025	$5.83	0	$0	0.00%	16.9%
12/31/2024	4.79	0	0	0.50%	27.0%	12/31/2024	4.89	0	0	0.25%	27.3%	12/31/2024	4.99	0	0	0.00%	27.6%
12/31/2023	3.77	0	0	0.50%	25.6%	12/31/2023	3.84	0	0	0.25%	25.9%	12/31/2023	3.91	0	0	0.00%	26.2%
12/31/2022	3.00	0	0	0.50%	-19.4%	12/31/2022	3.05	0	0	0.25%	-19.2%	12/31/2022	3.10	0	0	0.00%	-19.0%
12/31/2021	3.72	0	0	0.50%	22.3%	12/31/2021	3.77	0	0	0.25%	22.6%	12/31/2021	3.82	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.85
Band 75	-	-	1.86
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	1.25%	9.4%	12/31/2025	$1.85	0	$0	1.00%	9.7%	12/31/2025	$1.86	0	$0	0.75%	10.0%
12/31/2024	1.63	0	0	1.25%	7.5%	12/31/2024	1.68	0	0	1.00%	7.7%	12/31/2024	1.69	0	0	0.75%	8.0%
12/31/2023	1.52	0	0	1.25%	9.5%	12/31/2023	1.56	0	0	1.00%	9.7%	12/31/2023	1.56	0	0	0.75%	10.0%
12/31/2022	1.39	0	0	1.25%	-11.1%	12/31/2022	1.42	0	0	1.00%	-10.9%	12/31/2022	1.42	0	0	0.75%	-10.6%
12/31/2021	1.56	0	0	1.25%	30.6%	12/31/2021	1.60	0	0	1.00%	30.9%	12/31/2021	1.59	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	10.3%	12/31/2025	$1.94	0	$0	0.25%	10.5%	12/31/2025	$1.97	0	$0	0.00%	10.8%
12/31/2024	1.72	0	0	0.50%	8.3%	12/31/2024	1.75	0	0	0.25%	8.6%	12/31/2024	1.78	0	0	0.00%	8.8%
12/31/2023	1.59	0	0	0.50%	10.3%	12/31/2023	1.61	0	0	0.25%	10.5%	12/31/2023	1.64	0	0	0.00%	10.8%
12/31/2022	1.44	0	0	0.50%	-10.4%	12/31/2022	1.46	0	0	0.25%	-10.2%	12/31/2022	1.48	0	0	0.00%	-10.0%
12/31/2021	1.61	0	0	0.50%	31.6%	12/31/2021	1.62	0	0	0.25%	31.9%	12/31/2021	1.64	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.82
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	1.25%	9.2%	12/31/2025	$1.82	0	$0	1.00%	9.5%	12/31/2025	$1.83	0	$0	0.75%	9.7%
12/31/2024	1.61	0	0	1.25%	7.2%	12/31/2024	1.66	0	0	1.00%	7.4%	12/31/2024	1.67	0	0	0.75%	7.7%
12/31/2023	1.50	0	0	1.25%	9.2%	12/31/2023	1.54	0	0	1.00%	9.4%	12/31/2023	1.55	0	0	0.75%	9.7%
12/31/2022	1.37	0	0	1.25%	-11.3%	12/31/2022	1.41	0	0	1.00%	-11.1%	12/31/2022	1.41	0	0	0.75%	-10.8%
12/31/2021	1.55	0	0	1.25%	30.2%	12/31/2021	1.59	0	0	1.00%	30.5%	12/31/2021	1.58	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	10.0%	12/31/2025	$1.90	0	$0	0.25%	10.3%	12/31/2025	$1.94	0	$0	0.00%	10.6%
12/31/2024	1.70	0	0	0.50%	8.0%	12/31/2024	1.73	0	0	0.25%	8.3%	12/31/2024	1.76	0	0	0.00%	8.5%
12/31/2023	1.57	0	0	0.50%	10.0%	12/31/2023	1.60	0	0	0.25%	10.3%	12/31/2023	1.62	0	0	0.00%	10.5%
12/31/2022	1.43	0	0	0.50%	-10.6%	12/31/2022	1.45	0	0	0.25%	-10.4%	12/31/2022	1.47	0	0	0.00%	-10.2%
12/31/2021	1.60	0	0	0.50%	31.2%	12/31/2021	1.61	0	0	0.25%	31.5%	12/31/2021	1.63	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Large Cap Value Fund Advisor Class - 06-900

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$525,162	$450,936	10,279
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$525,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,014	49,690	$8.96
Band 100	80,180	8,494	9.44
Band 75	-	-	9.95
Band 50	-	-	10.49
Band 25	-	-	11.05
Band 0	-	-	11.65
Total	$525,194	58,184

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,902
Mortality & expense charges			(7,035)
Net investment income (loss)			(1,133)

Gain (loss) on investments:
Net realized gain (loss)			24,626
Realized gain distributions			23,840
Net change in unrealized appreciation (depreciation)			51,249
Net gain (loss)			99,715

Increase (decrease) in net assets from operations			$98,582

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,133)	$2,852
Net realized gain (loss)		24,626	1,295
Realized gain distributions		23,840	-
Net change in unrealized appreciation (depreciation)		51,249	50,151

Increase (decrease) in net assets from operations		98,582	54,298

Contract owner transactions:
Proceeds from units sold		7,405	24,583
Cost of units redeemed		(194,944)	(79,150)
Account charges		(111)	(136)
Increase (decrease)		(187,650)	(54,703)
Net increase (decrease)		(89,068)	(405)
Net assets, beginning		614,262	614,667
Net assets, ending		$525,194	$614,262

Units sold		934	3,361
Units redeemed		(23,736)	(10,890)
Net increase (decrease)		(22,802)	(7,529)
Units outstanding, beginning		80,986	88,515
Units outstanding, ending		58,184	80,986

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,401,411
Cost of units redeemed/account charges			(11,738,632)
Net investment income (loss)			(122,953)
Net realized gain (loss)			(126,344)
Realized gain distributions			1,037,486
Net change in unrealized appreciation (depreciation)			74,226
Net assets			$525,194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.96	50	$445	1.25%	18.8%	12/31/2025	$9.44	8	$80	1.00%	19.1%	12/31/2025	$9.95	0	$0	0.75%	19.3%
12/31/2024	7.54	72	543	1.25%	9.2%	12/31/2024	7.93	9	72	1.00%	9.5%	12/31/2024	8.34	0	0	0.75%	9.7%
12/31/2023	6.91	79	545	1.25%	-3.3%	12/31/2023	7.24	10	70	1.00%	-3.1%	12/31/2023	7.60	0	0	0.75%	-2.8%
12/31/2022	7.14	119	853	1.25%	-2.8%	12/31/2022	7.47	11	80	1.00%	-2.5%	12/31/2022	7.82	0	0	0.75%	-2.3%
12/31/2021	7.35	76	560	1.25%	26.1%	12/31/2021	7.67	12	94	1.00%	26.4%	12/31/2021	8.00	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.49	0	$0	0.50%	19.6%	12/31/2025	$11.05	0	$0	0.25%	19.9%	12/31/2025	$11.65	0	$0	0.00%	20.2%
12/31/2024	8.77	0	0	0.50%	10.0%	12/31/2024	9.22	0	0	0.25%	10.3%	12/31/2024	9.69	0	0	0.00%	10.6%
12/31/2023	7.97	0	0	0.50%	-2.6%	12/31/2023	8.36	0	0	0.25%	-2.3%	12/31/2023	8.76	0	0	0.00%	-2.1%
12/31/2022	8.18	0	0	0.50%	-2.0%	12/31/2022	8.56	0	0	0.25%	-1.8%	12/31/2022	8.95	0	0	0.00%	-1.5%
12/31/2021	8.35	0	0	0.50%	27.0%	12/31/2021	8.71	0	0	0.25%	27.3%	12/31/2021	9.09	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.7%
2023	1.6%
2022	1.4%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Quality Eqty R6 Class - 06-3R7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,733	$185,026	4,326
Receivables: investments sold	200
Payables: investments purchased	-
Net assets	$241,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,933	95,133	$2.54
Band 100	-	-	2.59
Band 75	-	-	2.63
Band 50	-	-	2.68
Band 25	-	-	2.73
Band 0	-	-	2.78
Total	$241,933	95,133

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$292
Mortality & expense charges			(2,628)
Net investment income (loss)			(2,336)

Gain (loss) on investments:
Net realized gain (loss)			3,016
Realized gain distributions			5,473
Net change in unrealized appreciation (depreciation)			26,636
Net gain (loss)			35,125

Increase (decrease) in net assets from operations			$32,789

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,336)	$(2,477)
Net realized gain (loss)		3,016	10,777
Realized gain distributions		5,473	11,104
Net change in unrealized appreciation (depreciation)		26,636	30,836

Increase (decrease) in net assets from operations		32,789	50,240

Contract owner transactions:
Proceeds from units sold		21,142	22,991
Cost of units redeemed		(15,461)	(59,824)
Account charges		(24)	(20)
Increase (decrease)		5,657	(36,853)
Net increase (decrease)		38,446	13,387
Net assets, beginning		203,487	190,100
Net assets, ending		$241,933	$203,487

Units sold		9,124	11,451
Units redeemed		(6,993)	(28,703)
Net increase (decrease)		2,131	(17,252)
Units outstanding, beginning		93,002	110,254
Units outstanding, ending		95,133	93,002

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$348,096
Cost of units redeemed/account charges			(214,047)
Net investment income (loss)			(6,608)
Net realized gain (loss)			12,994
Realized gain distributions			44,791
Net change in unrealized appreciation (depreciation)			56,707
Net assets			$241,933

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	95	$242	1.25%	16.2%	12/31/2025	$2.59	0	$0	1.00%	16.5%	12/31/2025	$2.63	0	$0	0.75%	16.8%
12/31/2024	2.19	93	203	1.25%	26.9%	12/31/2024	2.22	0	0	1.00%	27.2%	12/31/2024	2.26	0	0	0.75%	27.5%
12/31/2023	1.72	110	190	1.25%	25.6%	12/31/2023	1.75	0	0	1.00%	25.9%	12/31/2023	1.77	0	0	0.75%	26.2%
12/31/2022	1.37	100	137	1.25%	-19.4%	12/31/2022	1.39	0	0	1.00%	-19.2%	12/31/2022	1.40	0	0	0.75%	-19.0%
12/31/2021	1.70	0	0	1.25%	22.2%	12/31/2021	1.72	0	0	1.00%	22.5%	12/31/2021	1.73	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.68	0	$0	0.50%	17.1%	12/31/2025	$2.73	0	$0	0.25%	17.4%	12/31/2025	$2.78	0	$0	0.00%	17.7%
12/31/2024	2.29	0	0	0.50%	27.9%	12/31/2024	2.32	0	0	0.25%	28.2%	12/31/2024	2.36	0	0	0.00%	28.5%
12/31/2023	1.79	0	0	0.50%	26.5%	12/31/2023	1.81	0	0	0.25%	26.8%	12/31/2023	1.84	0	0	0.00%	27.1%
12/31/2022	1.42	0	0	0.50%	-18.8%	12/31/2022	1.43	0	0	0.25%	-18.6%	12/31/2022	1.44	0	0	0.00%	-18.4%
12/31/2021	1.74	0	0	0.50%	23.1%	12/31/2021	1.76	0	0	0.25%	23.4%	12/31/2021	1.77	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.5%
2022	0.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,365	$158,373	3,355
Receivables: investments sold	495
Payables: investments purchased	-
Net assets	$173,860

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,860	102,449	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$173,860	102,449

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,544)
Net investment income (loss)			(1,544)

Gain (loss) on investments:
Net realized gain (loss)			7,614
Realized gain distributions			13,540
Net change in unrealized appreciation (depreciation)			13,083
Net gain (loss)			34,237

Increase (decrease) in net assets from operations			$32,693

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,544)	$(124)
Net realized gain (loss)		7,614	16
Realized gain distributions		13,540	49
Net change in unrealized appreciation (depreciation)		13,083	2,175

Increase (decrease) in net assets from operations		32,693	2,116

Contract owner transactions:
Proceeds from units sold		176,767	4,328
Cost of units redeemed		(45,540)	(1,781)
Account charges		(11)	(1)
Increase (decrease)		131,216	2,546
Net increase (decrease)		163,909	4,662
Net assets, beginning		9,951	5,289
Net assets, ending		$173,860	$9,951

Units sold		121,962	3,388
Units redeemed		(25,892)	(1,233)
Net increase (decrease)		96,070	2,155
Units outstanding, beginning		6,379	4,224
Units outstanding, ending		102,449	6,379

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$190,934
Cost of units redeemed/account charges			(51,242)
Net investment income (loss)			(1,763)
Net realized gain (loss)			7,195
Realized gain distributions			13,744
Net change in unrealized appreciation (depreciation)			14,992
Net assets			$173,860

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	102	$174	1.25%	8.8%	12/31/2025	$1.73	0	$0	1.00%	9.1%	12/31/2025	$1.75	0	$0	0.75%	9.3%
12/31/2024	1.56	6	10	1.25%	24.6%	12/31/2024	1.58	0	0	1.00%	24.9%	12/31/2024	1.60	0	0	0.75%	25.2%
12/31/2023	1.25	4	5	1.25%	8.9%	12/31/2023	1.27	0	0	1.00%	9.1%	12/31/2023	1.28	0	0	0.75%	9.4%
12/31/2022	1.15	3	3	1.25%	-25.2%	12/31/2022	1.16	0	0	1.00%	-25.0%	12/31/2022	1.17	0	0	0.75%	-24.8%
12/31/2021	1.54	3	4	1.25%	3.3%	12/31/2021	1.55	0	0	1.00%	3.6%	12/31/2021	1.56	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	9.6%	12/31/2025	$1.81	0	$0	0.25%	9.9%	12/31/2025	$1.84	0	$0	0.00%	10.2%
12/31/2024	1.63	0	0	0.50%	25.5%	12/31/2024	1.65	0	0	0.25%	25.9%	12/31/2024	1.67	0	0	0.00%	26.2%
12/31/2023	1.30	0	0	0.50%	9.7%	12/31/2023	1.31	0	0	0.25%	9.9%	12/31/2023	1.33	0	0	0.00%	10.2%
12/31/2022	1.18	0	0	0.50%	-24.6%	12/31/2022	1.19	0	0	0.25%	-24.4%	12/31/2022	1.20	0	0	0.00%	-24.2%
12/31/2021	1.57	0	0	0.50%	4.1%	12/31/2021	1.58	0	0	0.25%	4.4%	12/31/2021	1.59	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Intnsc Val R6 Class - 06-47J

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,737	$91,390	4,678
Receivables: investments sold	-
Payables: investments purchased	(1,273)
Net assets	$115,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,464	60,120	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.08
Total	$115,464	60,120

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$101
Mortality & expense charges			(1,478)
Net investment income (loss)			(1,377)

Gain (loss) on investments:
Net realized gain (loss)			4,893
Realized gain distributions			4,677
Net change in unrealized appreciation (depreciation)			8,679
Net gain (loss)			18,249

Increase (decrease) in net assets from operations			$16,872

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,377)	$(1,505)
Net realized gain (loss)		4,893	125
Realized gain distributions		4,677	1,150
Net change in unrealized appreciation (depreciation)		8,679	7,744

Increase (decrease) in net assets from operations		16,872	7,514

Contract owner transactions:
Proceeds from units sold		4,246	8,253
Cost of units redeemed		(35,832)	-
Account charges		(32)	(45)
Increase (decrease)		(31,618)	8,208
Net increase (decrease)		(14,746)	15,722
Net assets, beginning		130,210	114,488
Net assets, ending		$115,464	$130,210

Units sold		2,623	5,162
Units redeemed		(21,766)	(28)
Net increase (decrease)		(19,143)	5,134
Units outstanding, beginning		79,263	74,129
Units outstanding, ending		60,120	79,263

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$174,621
Cost of units redeemed/account charges			(93,259)
Net investment income (loss)			(5,729)
Net realized gain (loss)			3,090
Realized gain distributions			11,394
Net change in unrealized appreciation (depreciation)			25,347
Net assets			$115,464

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	60	$115	1.25%	16.9%	12/31/2025	$1.95	0	$0	1.00%	17.2%	12/31/2025	$1.98	0	$0	0.75%	17.5%
12/31/2024	1.64	79	130	1.25%	6.4%	12/31/2024	1.66	0	0	1.00%	6.6%	12/31/2024	1.69	0	0	0.75%	6.9%
12/31/2023	1.54	74	114	1.25%	12.6%	12/31/2023	1.56	0	0	1.00%	12.9%	12/31/2023	1.58	0	0	0.75%	13.1%
12/31/2022	1.37	106	145	1.25%	-21.0%	12/31/2022	1.38	0	0	1.00%	-20.8%	12/31/2022	1.40	0	0	0.75%	-20.6%
12/31/2021	1.74	0	0	1.25%	25.0%	12/31/2021	1.75	0	0	1.00%	25.3%	12/31/2021	1.76	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	0	$0	0.50%	17.8%	12/31/2025	$2.05	0	$0	0.25%	18.1%	12/31/2025	$2.08	0	$0	0.00%	18.4%
12/31/2024	1.71	0	0	0.50%	7.2%	12/31/2024	1.73	0	0	0.25%	7.4%	12/31/2024	1.76	0	0	0.00%	7.7%
12/31/2023	1.60	0	0	0.50%	13.4%	12/31/2023	1.61	0	0	0.25%	13.7%	12/31/2023	1.63	0	0	0.00%	14.0%
12/31/2022	1.41	0	0	0.50%	-20.4%	12/31/2022	1.42	0	0	0.25%	-20.2%	12/31/2022	1.43	0	0	0.00%	-20.0%
12/31/2021	1.77	0	0	0.50%	26.0%	12/31/2021	1.78	0	0	0.25%	26.3%	12/31/2021	1.79	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	1.25%	7.5%	12/31/2025	$1.23	0	$0	1.00%	7.7%	12/31/2025	$1.25	0	$0	0.75%	8.0%
12/31/2024	1.13	0	0	1.25%	6.7%	12/31/2024	1.14	0	0	1.00%	7.0%	12/31/2024	1.16	0	0	0.75%	7.2%
12/31/2023	1.06	0	0	1.25%	10.2%	12/31/2023	1.07	0	0	1.00%	10.5%	12/31/2023	1.08	0	0	0.75%	10.8%
12/31/2022	0.96	0	0	1.25%	-12.7%	12/31/2022	0.97	0	0	1.00%	-12.5%	12/31/2022	0.97	0	0	0.75%	-12.3%
12/31/2021	1.10	0	0	1.25%	3.5%	12/31/2021	1.10	0	0	1.00%	3.7%	12/31/2021	1.11	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	8.3%	12/31/2025	$1.29	0	$0	0.25%	8.5%	12/31/2025	$1.31	0	$0	0.00%	8.8%
12/31/2024	1.17	0	0	0.50%	7.5%	12/31/2024	1.19	0	0	0.25%	7.8%	12/31/2024	1.20	0	0	0.00%	8.1%
12/31/2023	1.09	0	0	0.50%	11.1%	12/31/2023	1.10	0	0	0.25%	11.3%	12/31/2023	1.11	0	0	0.00%	11.6%
12/31/2022	0.98	0	0	0.50%	-12.1%	12/31/2022	0.99	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.6%
12/31/2021	1.12	0	0	0.50%	4.3%	12/31/2021	1.12	0	0	0.25%	4.5%	12/31/2021	1.13	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund A Class - 06-015

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,137	$23,713	1,175
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$31,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,147	19,340	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.71
Band 50	-	-	1.77
Band 25	-	-	1.83
Band 0	-	-	1.88
Total	$31,147	19,340

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(373)
Net investment income (loss)			(373)

Gain (loss) on investments:
Net realized gain (loss)			2,172
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,747
Net gain (loss)			8,919

Increase (decrease) in net assets from operations			$8,546

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(373)	$(241)
Net realized gain (loss)		2,172	15
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,747	2,067

Increase (decrease) in net assets from operations		8,546	1,841

Contract owner transactions:
Proceeds from units sold		9,469	5,830
Cost of units redeemed		(9,068)	(953)
Account charges		(1)	(4)
Increase (decrease)		400	4,873
Net increase (decrease)		8,946	6,714
Net assets, beginning		22,201	15,487
Net assets, ending		$31,147	$22,201

Units sold		6,949	4,910
Units redeemed		(5,981)	(791)
Net increase (decrease)		968	4,119
Units outstanding, beginning		18,372	14,253
Units outstanding, ending		19,340	18,372

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$482,542
Cost of units redeemed/account charges			(444,491)
Net investment income (loss)			(3,879)
Net realized gain (loss)			(10,449)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,424
Net assets			$31,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	19	$31	1.25%	33.3%	12/31/2025	$1.66	0	$0	1.00%	33.6%	12/31/2025	$1.71	0	$0	0.75%	33.9%
12/31/2024	1.21	18	22	1.25%	11.2%	12/31/2024	1.24	0	0	1.00%	11.5%	12/31/2024	1.28	0	0	0.75%	11.8%
12/31/2023	1.09	14	15	1.25%	3.1%	12/31/2023	1.12	0	0	1.00%	3.4%	12/31/2023	1.15	0	0	0.75%	3.6%
12/31/2022	1.05	15	16	1.25%	-25.0%	12/31/2022	1.08	0	0	1.00%	-24.8%	12/31/2022	1.11	0	0	0.75%	-24.6%
12/31/2021	1.41	85	120	1.25%	-4.8%	12/31/2021	1.44	0	0	1.00%	-4.6%	12/31/2021	1.47	0	0	0.75%	-4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	34.3%	12/31/2025	$1.83	0	$0	0.25%	34.6%	12/31/2025	$1.88	0	$0	0.00%	34.9%
12/31/2024	1.32	0	0	0.50%	12.1%	12/31/2024	1.36	0	0	0.25%	12.3%	12/31/2024	1.40	0	0	0.00%	12.6%
12/31/2023	1.18	0	0	0.50%	3.9%	12/31/2023	1.21	0	0	0.25%	4.1%	12/31/2023	1.24	0	0	0.00%	4.4%
12/31/2022	1.13	0	0	0.50%	-24.4%	12/31/2022	1.16	0	0	0.25%	-24.3%	12/31/2022	1.19	0	0	0.00%	-24.1%
12/31/2021	1.50	0	0	0.50%	-4.1%	12/31/2021	1.53	0	0	0.25%	-3.8%	12/31/2021	1.56	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	1.1%
2022	0.1%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Strat Inc R6 Class - 06-64R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$582,321	$561,919	57,259
Receivables: investments sold	2,870
Payables: investments purchased	-
Net assets	$585,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$585,191	537,626	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$585,191	537,626

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,066
Mortality & expense charges			(8,684)
Net investment income (loss)			30,382

Gain (loss) on investments:
Net realized gain (loss)			12,520
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,722
Net gain (loss)			23,242

Increase (decrease) in net assets from operations			$53,624

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,382	$23,790
Net realized gain (loss)		12,520	461
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,722	9,497

Increase (decrease) in net assets from operations		53,624	33,748

Contract owner transactions:
Proceeds from units sold		111,146	1,039,834
Cost of units redeemed		(462,076)	(448,195)
Account charges		(68)	(12)
Increase (decrease)		(350,998)	591,627
Net increase (decrease)		(297,374)	625,375
Net assets, beginning		882,565	257,190
Net assets, ending		$585,191	$882,565

Units sold		104,881	1,075,106
Units redeemed		(444,515)	(465,731)
Net increase (decrease)		(339,634)	609,375
Units outstanding, beginning		877,260	267,885
Units outstanding, ending		537,626	877,260

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,401,348
Cost of units redeemed/account charges			(917,550)
Net investment income (loss)			68,284
Net realized gain (loss)			12,707
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,402
Net assets			$585,191

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	538	$585	1.25%	8.2%	12/31/2025	$1.10	0	$0	1.00%	8.5%	12/31/2025	$1.11	0	$0	0.75%	8.7%
12/31/2024	1.01	877	883	1.25%	4.8%	12/31/2024	1.01	0	0	1.00%	5.1%	12/31/2024	1.02	0	0	0.75%	5.3%
12/31/2023	0.96	268	257	1.25%	8.8%	12/31/2023	0.97	0	0	1.00%	9.1%	12/31/2023	0.97	0	0	0.75%	9.3%
12/31/2022	0.88	245	216	1.25%	-11.6%	12/31/2022	0.89	0	0	1.00%	-11.4%	12/31/2022	0.89	0	0	0.75%	-11.2%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	9.0%	12/31/2025	$1.14	0	$0	0.25%	9.3%	12/31/2025	$1.15	0	$0	0.00%	9.6%
12/31/2024	1.03	0	0	0.50%	5.6%	12/31/2024	1.04	0	0	0.25%	5.8%	12/31/2024	1.05	0	0	0.00%	6.1%
12/31/2023	0.98	0	0	0.50%	9.6%	12/31/2023	0.98	0	0	0.25%	9.9%	12/31/2023	0.99	0	0	0.00%	10.2%
12/31/2022	0.89	0	0	0.50%	-11.0%	12/31/2022	0.89	0	0	0.25%	-10.8%	12/31/2022	0.90	0	0	0.00%	-10.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.3%
2024	5.4%
2023	5.4%
2022	5.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Lg Cap Val R6 Class - 06-4XP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$592,929	$517,889	11,369
Receivables: investments sold	-
Payables: investments purchased	(15,152)
Net assets	$577,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$577,777	440,687	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$577,777	440,687

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,109
Mortality & expense charges			(11,925)
Net investment income (loss)			(1,816)

Gain (loss) on investments:
Net realized gain (loss)			105,065
Realized gain distributions			26,857
Net change in unrealized appreciation (depreciation)			18,569
Net gain (loss)			150,491

Increase (decrease) in net assets from operations			$148,675

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,816)	$7,220
Net realized gain (loss)		105,065	21,868
Realized gain distributions		26,857	-
Net change in unrealized appreciation (depreciation)		18,569	157,295

Increase (decrease) in net assets from operations		148,675	186,383

Contract owner transactions:
Proceeds from units sold		100,615	140,671
Cost of units redeemed		(988,215)	(1,686,499)
Account charges		(396)	(594)
Increase (decrease)		(887,996)	(1,546,422)
Net increase (decrease)		(739,321)	(1,360,039)
Net assets, beginning		1,317,098	2,677,137
Net assets, ending		$577,777	$1,317,098

Units sold		88,980	131,627
Units redeemed		(848,451)	(1,610,495)
Net increase (decrease)		(759,471)	(1,478,868)
Units outstanding, beginning		1,200,158	2,679,026
Units outstanding, ending		440,687	1,200,158

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,369,183
Cost of units redeemed/account charges			(3,098,790)
Net investment income (loss)			75,015
Net realized gain (loss)			95,416
Realized gain distributions			61,913
Net change in unrealized appreciation (depreciation)			75,040
Net assets			$577,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	441	$578	1.25%	19.5%	12/31/2025	$1.33	0	$0	1.00%	19.8%	12/31/2025	$1.34	0	$0	0.75%	20.1%
12/31/2024	1.10	1,200	1,317	1.25%	9.8%	12/31/2024	1.11	0	0	1.00%	10.1%	12/31/2024	1.12	0	0	0.75%	10.4%
12/31/2023	1.00	2,679	2,677	1.25%	-2.7%	12/31/2023	1.01	0	0	1.00%	-2.5%	12/31/2023	1.01	0	0	0.75%	-2.2%
12/31/2022	1.03	1,337	1,374	1.25%	-2.2%	12/31/2022	1.03	0	0	1.00%	-1.9%	12/31/2022	1.04	0	0	0.75%	-1.7%
12/31/2021	1.05	923	970	1.25%	5.0%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	20.4%	12/31/2025	$1.37	0	$0	0.25%	20.7%	12/31/2025	$1.39	0	$0	0.00%	21.0%
12/31/2024	1.13	0	0	0.50%	10.7%	12/31/2024	1.14	0	0	0.25%	10.9%	12/31/2024	1.15	0	0	0.00%	11.2%
12/31/2023	1.02	0	0	0.50%	-2.0%	12/31/2023	1.02	0	0	0.25%	-1.8%	12/31/2023	1.03	0	0	0.00%	-1.5%
12/31/2022	1.04	0	0	0.50%	-1.5%	12/31/2022	1.04	0	0	0.25%	-1.2%	12/31/2022	1.05	0	0	0.00%	-1.0%
12/31/2021	1.05	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.6%	12/31/2021	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	3.5%
2022	2.1%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.62
Band 75	-	-	1.67
Band 50	-	-	1.72
Band 25	-	-	1.78
Band 0	-	-	1.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(114)
Net investment income (loss)			(114)

Gain (loss) on investments:
Net realized gain (loss)			3,935
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(399)
Net gain (loss)			3,536

Increase (decrease) in net assets from operations			$3,422

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(114)	$(162)
Net realized gain (loss)		3,935	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(399)	1,318

Increase (decrease) in net assets from operations		3,422	1,156

Contract owner transactions:
Proceeds from units sold		6,346	3,926
Cost of units redeemed		(24,840)	(2)
Account charges		-	-
Increase (decrease)		(18,494)	3,924
Net increase (decrease)		(15,072)	5,080
Net assets, beginning		15,072	9,992
Net assets, ending		$-	$15,072

Units sold		5,114	3,391
Units redeemed		(17,868)	(2)
Net increase (decrease)		(12,754)	3,389
Units outstanding, beginning		12,754	9,365
Units outstanding, ending		-	12,754

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$96,527
Cost of units redeemed/account charges			(108,334)
Net investment income (loss)			(1,392)
Net realized gain (loss)			13,199
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	1.25%	32.7%	12/31/2025	$1.62	0	$0	1.00%	33.0%	12/31/2025	$1.67	0	$0	0.75%	33.4%
12/31/2024	1.18	13	15	1.25%	10.8%	12/31/2024	1.22	0	0	1.00%	11.0%	12/31/2024	1.25	0	0	0.75%	11.3%
12/31/2023	1.07	9	10	1.25%	2.7%	12/31/2023	1.10	0	0	1.00%	2.9%	12/31/2023	1.12	0	0	0.75%	3.2%
12/31/2022	1.04	8	8	1.25%	-25.3%	12/31/2022	1.06	0	0	1.00%	-25.1%	12/31/2022	1.09	0	0	0.75%	-24.9%
12/31/2021	1.39	11	15	1.25%	-5.2%	12/31/2021	1.42	0	0	1.00%	-5.0%	12/31/2021	1.45	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	33.7%	12/31/2025	$1.78	0	$0	0.25%	34.0%	12/31/2025	$1.83	0	$0	0.00%	34.4%
12/31/2024	1.29	0	0	0.50%	11.6%	12/31/2024	1.33	0	0	0.25%	11.9%	12/31/2024	1.37	0	0	0.00%	12.2%
12/31/2023	1.15	0	0	0.50%	3.5%	12/31/2023	1.19	0	0	0.25%	3.7%	12/31/2023	1.22	0	0	0.00%	4.0%
12/31/2022	1.12	0	0	0.50%	-24.7%	12/31/2022	1.14	0	0	0.25%	-24.5%	12/31/2022	1.17	0	0	0.00%	-24.3%
12/31/2021	1.48	0	0	0.50%	-4.5%	12/31/2021	1.51	0	0	0.25%	-4.3%	12/31/2021	1.55	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	1.0%
2022	0.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Focus Fund Advisor Class - 06-880

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,774	$35,115	1,274
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$42,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,999	1,407	$23.45
Band 100	9,770	394	24.80
Band 75	-	-	26.21
Band 50	-	-	27.71
Band 25	-	-	29.30
Band 0	-	-	30.99
Total	$42,769	1,801

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33
Mortality & expense charges			(468)
Net investment income (loss)			(435)

Gain (loss) on investments:
Net realized gain (loss)			92
Realized gain distributions			3,705
Net change in unrealized appreciation (depreciation)			3,589
Net gain (loss)			7,386

Increase (decrease) in net assets from operations			$6,951

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(435)	$(405)
Net realized gain (loss)		92	22
Realized gain distributions		3,705	28
Net change in unrealized appreciation (depreciation)		3,589	6,246

Increase (decrease) in net assets from operations		6,951	5,891

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(1)	-
Account charges		(16)	(18)
Increase (decrease)		(16)	(18)
Net increase (decrease)		6,935	5,873
Net assets, beginning		35,834	29,961
Net assets, ending		$42,769	$35,834

Units sold		-	(1)
Units redeemed		(29)	-
Net increase (decrease)		(29)	(1)
Units outstanding, beginning		1,830	1,831
Units outstanding, ending		1,801	1,830

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$263,082
Cost of units redeemed/account charges			(284,371)
Net investment income (loss)			(5,068)
Net realized gain (loss)			(45,437)
Realized gain distributions			106,904
Net change in unrealized appreciation (depreciation)			7,659
Net assets			$42,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$23.45	1	$33	1.25%	23.1%	12/31/2025	$24.80	0	$10	1.00%	23.4%	12/31/2025	$26.21	0	$0	0.75%	23.7%
12/31/2024	19.05	1	28	1.25%	19.6%	12/31/2024	20.09	0	8	1.00%	19.9%	12/31/2024	21.19	0	0	0.75%	20.2%
12/31/2023	15.93	1	23	1.25%	21.7%	12/31/2023	16.76	0	7	1.00%	22.0%	12/31/2023	17.62	0	0	0.75%	22.3%
12/31/2022	13.09	1	19	1.25%	-32.8%	12/31/2022	13.73	0	6	1.00%	-32.7%	12/31/2022	14.41	0	0	0.75%	-32.5%
12/31/2021	19.49	1	28	1.25%	18.3%	12/31/2021	20.40	0	7	1.00%	18.6%	12/31/2021	21.35	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$27.71	0	$0	0.50%	24.0%	12/31/2025	$29.30	0	$0	0.25%	24.4%	12/31/2025	$30.99	0	$0	0.00%	24.7%
12/31/2024	22.34	0	0	0.50%	20.5%	12/31/2024	23.56	0	0	0.25%	20.8%	12/31/2024	24.86	0	0	0.00%	21.1%
12/31/2023	18.54	0	0	0.50%	22.6%	12/31/2023	19.50	0	0	0.25%	22.9%	12/31/2023	20.52	0	0	0.00%	23.2%
12/31/2022	15.12	0	0	0.50%	-32.3%	12/31/2022	15.87	0	0	0.25%	-32.2%	12/31/2022	16.66	0	0	0.00%	-32.0%
12/31/2021	22.35	0	0	0.50%	19.2%	12/31/2021	23.39	0	0	0.25%	19.5%	12/31/2021	24.50	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern Small Cap Value Fund R Class - 06-492

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,055	$271,129	18,990
Receivables: investments sold	-
Payables: investments purchased	(199)
Net assets	$190,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,856	64,750	$2.95
Band 100	-	-	3.05
Band 75	-	-	3.16
Band 50	-	-	3.27
Band 25	-	-	3.39
Band 0	-	-	3.51
Total	$190,856	64,750

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,478
Mortality & expense charges			(2,270)
Net investment income (loss)			1,208

Gain (loss) on investments:
Net realized gain (loss)			(16,195)
Realized gain distributions			55,265
Net change in unrealized appreciation (depreciation)			(21,331)
Net gain (loss)			17,739

Increase (decrease) in net assets from operations			$18,947

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,208	$(686)
Net realized gain (loss)		(16,195)	(751)
Realized gain distributions		55,265	60,687
Net change in unrealized appreciation (depreciation)		(21,331)	(53,910)

Increase (decrease) in net assets from operations		18,947	5,340

Contract owner transactions:
Proceeds from units sold		32,838	29,342
Cost of units redeemed		(30,268)	(58,076)
Account charges		-	-
Increase (decrease)		2,570	(28,734)
Net increase (decrease)		21,517	(23,394)
Net assets, beginning		169,339	192,733
Net assets, ending		$190,856	$169,339

Units sold		13,725	10,383
Units redeemed		(11,670)	(21,914)
Net increase (decrease)		2,055	(11,531)
Units outstanding, beginning		62,695	74,226
Units outstanding, ending		64,750	62,695

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,627,634
Cost of units redeemed/account charges			(13,873,814)
Net investment income (loss)			(82,591)
Net realized gain (loss)			208,040
Realized gain distributions			1,391,661
Net change in unrealized appreciation (depreciation)			(80,074)
Net assets			$190,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.95	65	$191	1.25%	9.1%	12/31/2025	$3.05	0	$0	1.00%	9.4%	12/31/2025	$3.16	0	$0	0.75%	9.7%
12/31/2024	2.70	63	169	1.25%	4.0%	12/31/2024	2.79	0	0	1.00%	4.3%	12/31/2024	2.88	0	0	0.75%	4.5%
12/31/2023	2.60	74	193	1.25%	14.1%	12/31/2023	2.68	0	0	1.00%	14.4%	12/31/2023	2.76	0	0	0.75%	14.7%
12/31/2022	2.28	74	169	1.25%	-11.5%	12/31/2022	2.34	0	0	1.00%	-11.3%	12/31/2022	2.40	0	0	0.75%	-11.1%
12/31/2021	2.57	395	1,016	1.25%	24.8%	12/31/2021	2.64	0	0	1.00%	25.1%	12/31/2021	2.70	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.27	0	$0	0.50%	10.0%	12/31/2025	$3.39	0	$0	0.25%	10.2%	12/31/2025	$3.51	0	$0	0.00%	10.5%
12/31/2024	2.98	0	0	0.50%	4.8%	12/31/2024	3.08	0	0	0.25%	5.1%	12/31/2024	3.18	0	0	0.00%	5.3%
12/31/2023	2.84	0	0	0.50%	15.0%	12/31/2023	2.93	0	0	0.25%	15.3%	12/31/2023	3.02	0	0	0.00%	15.6%
12/31/2022	2.47	0	0	0.50%	-10.8%	12/31/2022	2.54	0	0	0.25%	-10.6%	12/31/2022	2.61	0	0	0.00%	-10.4%
12/31/2021	2.77	0	0	0.50%	25.7%	12/31/2021	2.84	0	0	0.25%	26.1%	12/31/2021	2.92	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	0.8%
2023	1.5%
2022	0.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern U.S. Quality ESG Fund - 06-49V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,416	$162,927	8,323
Receivables: investments sold	541
Payables: investments purchased	-
Net assets	$179,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$179,957	79,737	$2.26
Band 100	-	-	2.29
Band 75	-	-	2.33
Band 50	-	-	2.37
Band 25	-	-	2.40
Band 0	-	-	2.44
Total	$179,957	79,737

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,861
Mortality & expense charges			(2,520)
Net investment income (loss)			(659)

Gain (loss) on investments:
Net realized gain (loss)			9,095
Realized gain distributions			18,746
Net change in unrealized appreciation (depreciation)			(9,879)
Net gain (loss)			17,962

Increase (decrease) in net assets from operations			$17,303

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(659)	$(1,980)
Net realized gain (loss)		9,095	234,357
Realized gain distributions		18,746	1,261
Net change in unrealized appreciation (depreciation)		(9,879)	(70,296)

Increase (decrease) in net assets from operations		17,303	163,342

Contract owner transactions:
Proceeds from units sold		21,032	222,044
Cost of units redeemed		(112,504)	(787,150)
Account charges		(12)	(296)
Increase (decrease)		(91,484)	(565,402)
Net increase (decrease)		(74,181)	(402,060)
Net assets, beginning		254,138	656,198
Net assets, ending		$179,957	$254,138

Units sold		10,284	125,690
Units redeemed		(58,674)	(391,961)
Net increase (decrease)		(48,390)	(266,271)
Units outstanding, beginning		128,127	394,398
Units outstanding, ending		79,737	128,127

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$915,891
Cost of units redeemed/account charges			(1,020,429)
Net investment income (loss)			(2,046)
Net realized gain (loss)			250,045
Realized gain distributions			20,007
Net change in unrealized appreciation (depreciation)			16,489
Net assets			$179,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	80	$180	1.25%	13.8%	12/31/2025	$2.29	0	$0	1.00%	14.1%	12/31/2025	$2.33	0	$0	0.75%	14.4%
12/31/2024	1.98	128	254	1.25%	19.2%	12/31/2024	2.01	0	0	1.00%	19.5%	12/31/2024	2.04	0	0	0.75%	19.8%
12/31/2023	1.66	394	656	1.25%	23.7%	12/31/2023	1.68	0	0	1.00%	24.0%	12/31/2023	1.70	0	0	0.75%	24.3%
12/31/2022	1.35	0	0	1.25%	-20.0%	12/31/2022	1.36	0	0	1.00%	-19.8%	12/31/2022	1.37	0	0	0.75%	-19.6%
12/31/2021	1.68	0	0	1.25%	29.8%	12/31/2021	1.69	0	0	1.00%	30.1%	12/31/2021	1.70	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	0	$0	0.50%	14.6%	12/31/2025	$2.40	0	$0	0.25%	14.9%	12/31/2025	$2.44	0	$0	0.00%	15.2%
12/31/2024	2.06	0	0	0.50%	20.1%	12/31/2024	2.09	0	0	0.25%	20.4%	12/31/2024	2.12	0	0	0.00%	20.7%
12/31/2023	1.72	0	0	0.50%	24.6%	12/31/2023	1.74	0	0	0.25%	24.9%	12/31/2023	1.75	0	0	0.00%	25.2%
12/31/2022	1.38	0	0	0.50%	-19.4%	12/31/2022	1.39	0	0	0.25%	-19.2%	12/31/2022	1.40	0	0	0.00%	-19.0%
12/31/2021	1.71	0	0	0.50%	30.7%	12/31/2021	1.72	0	0	0.25%	31.1%	12/31/2021	1.73	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.7%
2023	1.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Select Fund A Class - 06-239

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,833	$7,744	808
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$8,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,832	2,621	$3.37
Band 100	-	-	3.54
Band 75	-	-	3.71
Band 50	-	-	3.89
Band 25	-	-	4.08
Band 0	-	-	4.28
Total	$8,832	2,621

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(78)
Net investment income (loss)			(78)

Gain (loss) on investments:
Net realized gain (loss)			140
Realized gain distributions			294
Net change in unrealized appreciation (depreciation)			104
Net gain (loss)			538

Increase (decrease) in net assets from operations			$460

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78)	$(232)
Net realized gain (loss)		140	3,287
Realized gain distributions		294	184
Net change in unrealized appreciation (depreciation)		104	(930)

Increase (decrease) in net assets from operations		460	2,309

Contract owner transactions:
Proceeds from units sold		2,893	356
Cost of units redeemed		(537)	(19,130)
Account charges		(46)	(1)
Increase (decrease)		2,310	(18,775)
Net increase (decrease)		2,770	(16,466)
Net assets, beginning		6,062	22,528
Net assets, ending		$8,832	$6,062

Units sold		887	120
Units redeemed		(176)	(6,385)
Net increase (decrease)		711	(6,265)
Units outstanding, beginning		1,910	8,175
Units outstanding, ending		2,621	1,910

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,132,114
Cost of units redeemed/account charges			(1,334,815)
Net investment income (loss)			(49,003)
Net realized gain (loss)			(36,224)
Realized gain distributions			295,671
Net change in unrealized appreciation (depreciation)			1,089
Net assets			$8,832

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.37	3	$9	1.25%	6.2%	12/31/2025	$3.54	0	$0	1.00%	6.4%	12/31/2025	$3.71	0	$0	0.75%	6.7%
12/31/2024	3.17	2	6	1.25%	15.2%	12/31/2024	3.32	0	0	1.00%	15.5%	12/31/2024	3.48	0	0	0.75%	15.8%
12/31/2023	2.76	8	23	1.25%	15.8%	12/31/2023	2.88	0	0	1.00%	16.1%	12/31/2023	3.00	0	0	0.75%	16.4%
12/31/2022	2.38	8	20	1.25%	-21.0%	12/31/2022	2.48	0	0	1.00%	-20.8%	12/31/2022	2.58	0	0	0.75%	-20.6%
12/31/2021	3.01	2	6	1.25%	22.8%	12/31/2021	3.13	0	0	1.00%	23.1%	12/31/2021	3.25	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.89	0	$0	0.50%	7.0%	12/31/2025	$4.08	0	$0	0.25%	7.2%	12/31/2025	$4.28	0	$0	0.00%	7.5%
12/31/2024	3.64	0	0	0.50%	16.1%	12/31/2024	3.81	0	0	0.25%	16.4%	12/31/2024	3.98	0	0	0.00%	16.7%
12/31/2023	3.13	0	0	0.50%	16.7%	12/31/2023	3.27	0	0	0.25%	17.0%	12/31/2023	3.42	0	0	0.00%	17.3%
12/31/2022	2.69	0	0	0.50%	-20.4%	12/31/2022	2.80	0	0	0.25%	-20.2%	12/31/2022	2.91	0	0	0.00%	-20.0%
12/31/2021	3.37	0	0	0.50%	23.7%	12/31/2021	3.50	0	0	0.25%	24.0%	12/31/2021	3.64	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,255	$151,633	5,537
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$138,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,385	37,661	$3.67
Band 100	-	-	3.86
Band 75	-	-	4.04
Band 50	-	-	4.24
Band 25	-	-	4.45
Band 0	-	-	4.67
Total	$138,385	37,661

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,618)
Net investment income (loss)			(1,618)

Gain (loss) on investments:
Net realized gain (loss)			(427)
Realized gain distributions			16,464
Net change in unrealized appreciation (depreciation)			(6,243)
Net gain (loss)			9,794

Increase (decrease) in net assets from operations			$8,176

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,618)	$(1,593)
Net realized gain (loss)		(427)	(3,927)
Realized gain distributions		16,464	-
Net change in unrealized appreciation (depreciation)		(6,243)	20,133

Increase (decrease) in net assets from operations		8,176	14,613

Contract owner transactions:
Proceeds from units sold		2,247	9,274
Cost of units redeemed		(1,907)	(14,147)
Account charges		(184)	(147)
Increase (decrease)		156	(5,020)
Net increase (decrease)		8,332	9,593
Net assets, beginning		130,053	120,460
Net assets, ending		$138,385	$130,053

Units sold		657	2,960
Units redeemed		(625)	(4,358)
Net increase (decrease)		32	(1,398)
Units outstanding, beginning		37,629	39,027
Units outstanding, ending		37,661	37,629

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,919,455
Cost of units redeemed/account charges			(18,656,699)
Net investment income (loss)			(231,200)
Net realized gain (loss)			(525,014)
Realized gain distributions			1,645,221
Net change in unrealized appreciation (depreciation)			(13,378)
Net assets			$138,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.67	38	$138	1.25%	6.3%	12/31/2025	$3.86	0	$0	1.00%	6.6%	12/31/2025	$4.04	0	$0	0.75%	6.8%
12/31/2024	3.46	38	130	1.25%	12.0%	12/31/2024	3.62	0	0	1.00%	12.3%	12/31/2024	3.79	0	0	0.75%	12.5%
12/31/2023	3.09	39	120	1.25%	18.5%	12/31/2023	3.22	0	0	1.00%	18.7%	12/31/2023	3.36	0	0	0.75%	19.0%
12/31/2022	2.61	71	185	1.25%	-31.2%	12/31/2022	2.71	0	0	1.00%	-31.0%	12/31/2022	2.83	0	0	0.75%	-30.8%
12/31/2021	3.78	95	361	1.25%	3.0%	12/31/2021	3.93	0	0	1.00%	3.3%	12/31/2021	4.08	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.24	0	$0	0.50%	7.1%	12/31/2025	$4.45	0	$0	0.25%	7.4%	12/31/2025	$4.67	0	$0	0.00%	7.7%
12/31/2024	3.96	0	0	0.50%	12.8%	12/31/2024	4.15	0	0	0.25%	13.1%	12/31/2024	4.34	0	0	0.00%	13.4%
12/31/2023	3.51	0	0	0.50%	19.3%	12/31/2023	3.67	0	0	0.25%	19.6%	12/31/2023	3.83	0	0	0.00%	19.9%
12/31/2022	2.94	0	0	0.50%	-30.6%	12/31/2022	3.06	0	0	0.25%	-30.5%	12/31/2022	3.19	0	0	0.00%	-30.3%
12/31/2021	4.24	0	0	0.50%	3.8%	12/31/2021	4.41	0	0	0.25%	4.1%	12/31/2021	4.58	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund R6 Class - 06-FYR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,690,836	$1,860,004	115,243
Receivables: investments sold	10,161
Payables: investments purchased	-
Net assets	$1,700,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,700,997	1,274,424	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$1,700,997	1,274,424

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,798
Mortality & expense charges			(22,934)
Net investment income (loss)			35,864

Gain (loss) on investments:
Net realized gain (loss)			(38,147)
Realized gain distributions			41,950
Net change in unrealized appreciation (depreciation)			(15,157)
Net gain (loss)			(11,354)

Increase (decrease) in net assets from operations			$24,510

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,864	$48,926
Net realized gain (loss)		(38,147)	(400,179)
Realized gain distributions		41,950	102,022
Net change in unrealized appreciation (depreciation)		(15,157)	350,641

Increase (decrease) in net assets from operations		24,510	101,410

Contract owner transactions:
Proceeds from units sold		199,532	902,561
Cost of units redeemed		(454,606)	(1,810,226)
Account charges		(330)	(377)
Increase (decrease)		(255,404)	(908,042)
Net increase (decrease)		(230,894)	(806,632)
Net assets, beginning		1,931,891	2,738,523
Net assets, ending		$1,700,997	$1,931,891

Units sold		151,989	805,755
Units redeemed		(346,293)	(1,520,538)
Net increase (decrease)		(194,304)	(714,783)
Units outstanding, beginning		1,468,728	2,183,511
Units outstanding, ending		1,274,424	1,468,728

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,085,162
Cost of units redeemed/account charges			(4,796,588)
Net investment income (loss)			223,167
Net realized gain (loss)			(589,236)
Realized gain distributions			947,660
Net change in unrealized appreciation (depreciation)			(169,168)
Net assets			$1,700,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	1,274	$1,701	1.25%	1.5%	12/31/2025	$1.36	0	$0	1.00%	1.7%	12/31/2025	$1.39	0	$0	0.75%	2.0%
12/31/2024	1.32	1,469	1,932	1.25%	4.9%	12/31/2024	1.34	0	0	1.00%	5.1%	12/31/2024	1.37	0	0	0.75%	5.4%
12/31/2023	1.25	2,184	2,739	1.25%	10.3%	12/31/2023	1.27	0	0	1.00%	10.6%	12/31/2023	1.30	0	0	0.75%	10.8%
12/31/2022	1.14	1,802	2,049	1.25%	-25.5%	12/31/2022	1.15	0	0	1.00%	-25.3%	12/31/2022	1.17	0	0	0.75%	-25.2%
12/31/2021	1.53	1,752	2,675	1.25%	39.7%	12/31/2021	1.54	0	0	1.00%	40.1%	12/31/2021	1.56	0	0	0.75%	40.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	0.50%	2.2%	12/31/2025	$1.45	0	$0	0.25%	2.5%	12/31/2025	$1.48	0	$0	0.00%	2.7%
12/31/2024	1.39	0	0	0.50%	5.7%	12/31/2024	1.42	0	0	0.25%	5.9%	12/31/2024	1.45	0	0	0.00%	6.2%
12/31/2023	1.32	0	0	0.50%	11.1%	12/31/2023	1.34	0	0	0.25%	11.4%	12/31/2023	1.36	0	0	0.00%	11.7%
12/31/2022	1.19	0	0	0.50%	-25.0%	12/31/2022	1.20	0	0	0.25%	-24.8%	12/31/2022	1.22	0	0	0.00%	-24.6%
12/31/2021	1.58	0	0	0.50%	40.8%	12/31/2021	1.60	0	0	0.25%	41.1%	12/31/2021	1.62	0	0	0.00%	41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.3%
2023	3.3%
2022	2.6%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund R6 Class - 06-FYT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(265)
Net investment income (loss)			(265)

Gain (loss) on investments:
Net realized gain (loss)			6,870
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,625)
Net gain (loss)			1,245

Increase (decrease) in net assets from operations			$980

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(265)	$(357)
Net realized gain (loss)		6,870	68,654
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,625)	(79,672)

Increase (decrease) in net assets from operations		980	(11,375)

Contract owner transactions:
Proceeds from units sold		1,803	6,964
Cost of units redeemed		(30,617)	(358,124)
Account charges		-	-
Increase (decrease)		(28,814)	(351,160)
Net increase (decrease)		(27,834)	(362,535)
Net assets, beginning		27,834	390,369
Net assets, ending		$-	$27,834

Units sold		1,361	5,775
Units redeemed		(21,604)	(308,003)
Net increase (decrease)		(20,243)	(302,228)
Units outstanding, beginning		20,243	322,471
Units outstanding, ending		-	20,243

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,189,620
Cost of units redeemed/account charges			(1,366,014)
Net investment income (loss)			(7,004)
Net realized gain (loss)			171,888
Realized gain distributions			11,510
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	1.25%	2.1%	12/31/2025	$1.43	0	$0	1.00%	2.4%	12/31/2025	$1.46	0	$0	0.75%	2.6%
12/31/2024	1.37	20	28	1.25%	13.6%	12/31/2024	1.40	0	0	1.00%	13.9%	12/31/2024	1.43	0	0	0.75%	14.2%
12/31/2023	1.21	322	390	1.25%	10.6%	12/31/2023	1.23	0	0	1.00%	10.9%	12/31/2023	1.25	0	0	0.75%	11.2%
12/31/2022	1.09	361	395	1.25%	-13.4%	12/31/2022	1.11	0	0	1.00%	-13.2%	12/31/2022	1.12	0	0	0.75%	-13.0%
12/31/2021	1.26	343	433	1.25%	33.9%	12/31/2021	1.28	0	0	1.00%	34.2%	12/31/2021	1.29	0	0	0.75%	34.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	2.9%	12/31/2025	$1.53	0	$0	0.25%	3.1%	12/31/2025	$1.56	0	$0	0.00%	3.4%
12/31/2024	1.45	0	0	0.50%	14.4%	12/31/2024	1.48	0	0	0.25%	14.7%	12/31/2024	1.51	0	0	0.00%	15.0%
12/31/2023	1.27	0	0	0.50%	11.5%	12/31/2023	1.29	0	0	0.25%	11.7%	12/31/2023	1.31	0	0	0.00%	12.0%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.16	0	0	0.25%	-12.5%	12/31/2022	1.17	0	0	0.00%	-12.3%
12/31/2021	1.31	0	0	0.50%	34.9%	12/31/2021	1.32	0	0	0.25%	35.2%	12/31/2021	1.34	0	0	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.2%
2023	1.1%
2022	1.3%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	1.25%	6.6%	12/31/2025	$1.74	0	$0	1.00%	6.9%	12/31/2025	$1.77	0	$0	0.75%	7.2%
12/31/2024	1.60	0	0	1.25%	12.3%	12/31/2024	1.63	0	0	1.00%	12.6%	12/31/2024	1.65	0	0	0.75%	12.9%
12/31/2023	1.43	0	0	1.25%	18.9%	12/31/2023	1.45	0	0	1.00%	19.1%	12/31/2023	1.47	0	0	0.75%	19.4%
12/31/2022	1.20	0	0	1.25%	-30.9%	12/31/2022	1.21	0	0	1.00%	-30.8%	12/31/2022	1.23	0	0	0.75%	-30.6%
12/31/2021	1.74	0	0	1.25%	3.4%	12/31/2021	1.75	0	0	1.00%	3.6%	12/31/2021	1.77	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	7.4%	12/31/2025	$1.84	0	$0	0.25%	7.7%	12/31/2025	$1.87	0	$0	0.00%	8.0%
12/31/2024	1.68	0	0	0.50%	13.2%	12/31/2024	1.71	0	0	0.25%	13.5%	12/31/2024	1.73	0	0	0.00%	13.7%
12/31/2023	1.48	0	0	0.50%	19.7%	12/31/2023	1.50	0	0	0.25%	20.0%	12/31/2023	1.52	0	0	0.00%	20.3%
12/31/2022	1.24	0	0	0.50%	-30.4%	12/31/2022	1.25	0	0	0.25%	-30.2%	12/31/2022	1.27	0	0	0.00%	-30.1%
12/31/2021	1.78	0	0	0.50%	4.2%	12/31/2021	1.80	0	0	0.25%	4.4%	12/31/2021	1.81	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val Opp R6 Class - 06-3JK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438,531	$454,393	8,366
Receivables: investments sold	874
Payables: investments purchased	-
Net assets	$439,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$439,405	267,017	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$439,405	267,017

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,038
Mortality & expense charges			(4,835)
Net investment income (loss)			2,203

Gain (loss) on investments:
Net realized gain (loss)			6,727
Realized gain distributions			50,836
Net change in unrealized appreciation (depreciation)			(25,850)
Net gain (loss)			31,713

Increase (decrease) in net assets from operations			$33,916

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,203	$785
Net realized gain (loss)		6,727	1,534
Realized gain distributions		50,836	15,454
Net change in unrealized appreciation (depreciation)		(25,850)	10,661

Increase (decrease) in net assets from operations		33,916	28,434

Contract owner transactions:
Proceeds from units sold		100,908	98,334
Cost of units redeemed		(75,863)	(16,533)
Account charges		(434)	(2)
Increase (decrease)		24,611	81,799
Net increase (decrease)		58,527	110,233
Net assets, beginning		380,878	270,645
Net assets, ending		$439,405	$380,878

Units sold		81,050	66,950
Units redeemed		(65,703)	(11,034)
Net increase (decrease)		15,347	55,916
Units outstanding, beginning		251,670	195,754
Units outstanding, ending		267,017	251,670

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$510,778
Cost of units redeemed/account charges			(154,378)
Net investment income (loss)			4,658
Net realized gain (loss)			2,364
Realized gain distributions			91,845
Net change in unrealized appreciation (depreciation)			(15,862)
Net assets			$439,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	267	$439	1.25%	8.7%	12/31/2025	$1.68	0	$0	1.00%	9.0%	12/31/2025	$1.71	0	$0	0.75%	9.3%
12/31/2024	1.51	252	381	1.25%	9.5%	12/31/2024	1.54	0	0	1.00%	9.7%	12/31/2024	1.56	0	0	0.75%	10.0%
12/31/2023	1.38	196	271	1.25%	13.3%	12/31/2023	1.40	0	0	1.00%	13.5%	12/31/2023	1.42	0	0	0.75%	13.8%
12/31/2022	1.22	193	236	1.25%	-11.4%	12/31/2022	1.23	0	0	1.00%	-11.2%	12/31/2022	1.25	0	0	0.75%	-11.0%
12/31/2021	1.38	143	197	1.25%	35.4%	12/31/2021	1.39	0	0	1.00%	35.7%	12/31/2021	1.40	0	0	0.75%	36.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	9.6%	12/31/2025	$1.77	0	$0	0.25%	9.8%	12/31/2025	$1.80	0	$0	0.00%	10.1%
12/31/2024	1.59	0	0	0.50%	10.3%	12/31/2024	1.61	0	0	0.25%	10.6%	12/31/2024	1.64	0	0	0.00%	10.8%
12/31/2023	1.44	0	0	0.50%	14.1%	12/31/2023	1.46	0	0	0.25%	14.4%	12/31/2023	1.48	0	0	0.00%	14.7%
12/31/2022	1.26	0	0	0.50%	-10.8%	12/31/2022	1.27	0	0	0.25%	-10.5%	12/31/2022	1.29	0	0	0.00%	-10.3%
12/31/2021	1.41	0	0	0.50%	36.4%	12/31/2021	1.42	0	0	0.25%	36.7%	12/31/2021	1.44	0	0	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.6%
2023	1.4%
2022	1.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val Opp A Class - 06-234

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,922	$7,503	133
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$6,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,925	2,152	$3.22
Band 100	-	-	3.38
Band 75	-	-	3.54
Band 50	-	-	3.72
Band 25	-	-	3.90
Band 0	-	-	4.09
Total	$6,925	2,152

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$81
Mortality & expense charges			(2,302)
Net investment income (loss)			(2,221)

Gain (loss) on investments:
Net realized gain (loss)			25,362
Realized gain distributions			814
Net change in unrealized appreciation (depreciation)			(6,452)
Net gain (loss)			19,724

Increase (decrease) in net assets from operations			$17,503

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,221)	$(1,311)
Net realized gain (loss)		25,362	(1,072)
Realized gain distributions		814	7,370
Net change in unrealized appreciation (depreciation)		(6,452)	15,881

Increase (decrease) in net assets from operations		17,503	20,868

Contract owner transactions:
Proceeds from units sold		14,881	28,490
Cost of units redeemed		(208,746)	(290,066)
Account charges		-	(65)
Increase (decrease)		(193,865)	(261,641)
Net increase (decrease)		(176,362)	(240,773)
Net assets, beginning		183,287	424,060
Net assets, ending		$6,925	$183,287

Units sold		4,946	10,327
Units redeemed		(64,497)	(104,286)
Net increase (decrease)		(59,551)	(93,959)
Units outstanding, beginning		61,703	155,662
Units outstanding, ending		2,152	61,703

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,242,114
Cost of units redeemed/account charges			(2,620,483)
Net investment income (loss)			(27,105)
Net realized gain (loss)			242,623
Realized gain distributions			170,357
Net change in unrealized appreciation (depreciation)			(581)
Net assets			$6,925

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	2	$7	1.25%	8.3%	12/31/2025	$3.38	0	$0	1.00%	8.6%	12/31/2025	$3.54	0	$0	0.75%	8.9%
12/31/2024	2.97	62	183	1.25%	9.0%	12/31/2024	3.11	0	0	1.00%	9.3%	12/31/2024	3.25	0	0	0.75%	9.6%
12/31/2023	2.72	156	424	1.25%	12.8%	12/31/2023	2.84	0	0	1.00%	13.1%	12/31/2023	2.97	0	0	0.75%	13.4%
12/31/2022	2.41	168	406	1.25%	-11.7%	12/31/2022	2.51	0	0	1.00%	-11.5%	12/31/2022	2.62	0	0	0.75%	-11.3%
12/31/2021	2.74	136	371	1.25%	34.8%	12/31/2021	2.84	0	0	1.00%	35.1%	12/31/2021	2.95	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.72	0	$0	0.50%	9.1%	12/31/2025	$3.90	0	$0	0.25%	9.4%	12/31/2025	$4.09	0	$0	0.00%	9.7%
12/31/2024	3.40	0	0	0.50%	9.9%	12/31/2024	3.56	0	0	0.25%	10.1%	12/31/2024	3.73	0	0	0.00%	10.4%
12/31/2023	3.10	0	0	0.50%	13.7%	12/31/2023	3.24	0	0	0.25%	13.9%	12/31/2023	3.38	0	0	0.00%	14.2%
12/31/2022	2.73	0	0	0.50%	-11.1%	12/31/2022	2.84	0	0	0.25%	-10.9%	12/31/2022	2.96	0	0	0.00%	-10.6%
12/31/2021	3.07	0	0	0.50%	35.8%	12/31/2021	3.19	0	0	0.25%	36.1%	12/31/2021	3.31	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.6%
2023	1.0%
2022	1.1%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund A Class - 06-324

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,199	$190,960	11,790
Receivables: investments sold	166
Payables: investments purchased	-
Net assets	$166,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$162,146	54,045	$3.00
Band 100	4,219	1,351	3.12
Band 75	-	-	3.25
Band 50	-	-	3.38
Band 25	-	-	3.52
Band 0	-	-	3.67
Total	$166,365	55,396

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,615
Mortality & expense charges			(1,951)
Net investment income (loss)			2,664

Gain (loss) on investments:
Net realized gain (loss)			(3,141)
Realized gain distributions			4,191
Net change in unrealized appreciation (depreciation)			(1,998)
Net gain (loss)			(948)

Increase (decrease) in net assets from operations			$1,716

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,664	$2,869
Net realized gain (loss)		(3,141)	(2,768)
Realized gain distributions		4,191	7,685
Net change in unrealized appreciation (depreciation)		(1,998)	(1,877)

Increase (decrease) in net assets from operations		1,716	5,909

Contract owner transactions:
Proceeds from units sold		44,831	15,317
Cost of units redeemed		(21,179)	(12,423)
Account charges		(534)	(188)
Increase (decrease)		23,118	2,706
Net increase (decrease)		24,834	8,615
Net assets, beginning		141,531	132,916
Net assets, ending		$166,365	$141,531

Units sold		15,112	5,347
Units redeemed		(7,323)	(4,456)
Net increase (decrease)		7,789	891
Units outstanding, beginning		47,607	46,716
Units outstanding, ending		55,396	47,607

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,373,486
Cost of units redeemed/account charges			(5,715,289)
Net investment income (loss)			108,725
Net realized gain (loss)			(115,697)
Realized gain distributions			539,901
Net change in unrealized appreciation (depreciation)			(24,761)
Net assets			$166,365

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.00	54	$162	1.25%	1.1%	12/31/2025	$3.12	1	$4	1.00%	1.3%	12/31/2025	$3.25	0	$0	0.75%	1.6%
12/31/2024	2.97	46	136	1.25%	4.5%	12/31/2024	3.08	2	5	1.00%	4.7%	12/31/2024	3.20	0	0	0.75%	5.0%
12/31/2023	2.84	45	129	1.25%	9.8%	12/31/2023	2.94	1	4	1.00%	10.1%	12/31/2023	3.05	0	0	0.75%	10.4%
12/31/2022	2.59	88	227	1.25%	-25.8%	12/31/2022	2.67	1	4	1.00%	-25.6%	12/31/2022	2.76	0	0	0.75%	-25.4%
12/31/2021	3.49	85	298	1.25%	39.2%	12/31/2021	3.59	1	5	1.00%	39.6%	12/31/2021	3.70	0	0	0.75%	39.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	0	$0	0.50%	1.8%	12/31/2025	$3.52	0	$0	0.25%	2.1%	12/31/2025	$3.67	0	$0	0.00%	2.3%
12/31/2024	3.32	0	0	0.50%	5.3%	12/31/2024	3.45	0	0	0.25%	5.5%	12/31/2024	3.58	0	0	0.00%	5.8%
12/31/2023	3.16	0	0	0.50%	10.7%	12/31/2023	3.27	0	0	0.25%	10.9%	12/31/2023	3.39	0	0	0.00%	11.2%
12/31/2022	2.85	0	0	0.50%	-25.2%	12/31/2022	2.95	0	0	0.25%	-25.1%	12/31/2022	3.05	0	0	0.00%	-24.9%
12/31/2021	3.82	0	0	0.50%	40.3%	12/31/2021	3.93	0	0	0.25%	40.6%	12/31/2021	4.05	0	0	0.00%	41.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	3.3%
2023	2.4%
2022	2.3%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.24
Band 50	-	-	2.31
Band 25	-	-	2.37
Band 0	-	-	2.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	1.25%	13.1%	12/31/2025	$2.18	0	$0	1.00%	13.4%	12/31/2025	$2.24	0	$0	0.75%	13.7%
12/31/2024	1.88	0	0	1.25%	10.7%	12/31/2024	1.92	0	0	1.00%	11.0%	12/31/2024	1.97	0	0	0.75%	11.3%
12/31/2023	1.69	0	0	1.25%	9.5%	12/31/2023	1.73	0	0	1.00%	9.8%	12/31/2023	1.77	0	0	0.75%	10.1%
12/31/2022	1.55	0	0	1.25%	-7.6%	12/31/2022	1.58	0	0	1.00%	-7.3%	12/31/2022	1.61	0	0	0.75%	-7.1%
12/31/2021	1.67	0	0	1.25%	24.0%	12/31/2021	1.70	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	0	$0	0.50%	14.0%	12/31/2025	$2.37	0	$0	0.25%	14.3%	12/31/2025	$2.44	0	$0	0.00%	14.6%
12/31/2024	2.02	0	0	0.50%	11.6%	12/31/2024	2.08	0	0	0.25%	11.9%	12/31/2024	2.13	0	0	0.00%	12.1%
12/31/2023	1.81	0	0	0.50%	10.4%	12/31/2023	1.86	0	0	0.25%	10.6%	12/31/2023	1.90	0	0	0.00%	10.9%
12/31/2022	1.64	0	0	0.50%	-6.9%	12/31/2022	1.68	0	0	0.25%	-6.6%	12/31/2022	1.71	0	0	0.00%	-6.4%
12/31/2021	1.76	0	0	0.50%	24.9%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund A Class - 06-242

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,836	$82,389	2,953
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$94,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,682	27,242	$2.63
Band 100	-	-	2.76
Band 75	-	-	2.90
Band 50	23,221	7,642	3.04
Band 25	-	-	3.19
Band 0	-	-	3.34
Total	$94,903	34,884

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$800
Mortality & expense charges			(952)
Net investment income (loss)			(152)

Gain (loss) on investments:
Net realized gain (loss)			988
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			789
Net gain (loss)			1,777

Increase (decrease) in net assets from operations			$1,625

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(152)	$(895)
Net realized gain (loss)		988	5,711
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		789	6,869

Increase (decrease) in net assets from operations		1,625	11,685

Contract owner transactions:
Proceeds from units sold		8,242	14,793
Cost of units redeemed		(9,555)	(222,020)
Account charges		(23)	(140)
Increase (decrease)		(1,336)	(207,367)
Net increase (decrease)		289	(195,682)
Net assets, beginning		94,614	290,296
Net assets, ending		$94,903	$94,614

Units sold		3,261	6,306
Units redeemed		(3,356)	(96,613)
Net increase (decrease)		(95)	(90,307)
Units outstanding, beginning		34,979	125,286
Units outstanding, ending		34,884	34,979

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,421,481
Cost of units redeemed/account charges			(1,387,159)
Net investment income (loss)			(13,601)
Net realized gain (loss)			50,932
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			12,447
Net assets			$94,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	27	$72	1.25%	1.7%	12/31/2025	$2.76	0	$0	1.00%	1.9%	12/31/2025	$2.90	0	$0	0.75%	2.2%
12/31/2024	2.59	24	63	1.25%	13.1%	12/31/2024	2.71	0	0	1.00%	13.4%	12/31/2024	2.83	0	0	0.75%	13.7%
12/31/2023	2.29	114	260	1.25%	10.2%	12/31/2023	2.39	0	0	1.00%	10.5%	12/31/2023	2.49	0	0	0.75%	10.8%
12/31/2022	2.08	140	290	1.25%	-13.7%	12/31/2022	2.16	0	0	1.00%	-13.5%	12/31/2022	2.25	0	0	0.75%	-13.3%
12/31/2021	2.41	147	355	1.25%	33.3%	12/31/2021	2.50	0	0	1.00%	33.7%	12/31/2021	2.60	0	0	0.75%	34.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	8	$23	0.50%	2.4%	12/31/2025	$3.19	0	$0	0.25%	2.7%	12/31/2025	$3.34	0	$0	0.00%	3.0%
12/31/2024	2.97	11	32	0.50%	14.0%	12/31/2024	3.10	0	0	0.25%	14.3%	12/31/2024	3.25	0	0	0.00%	14.5%
12/31/2023	2.60	12	30	0.50%	11.1%	12/31/2023	2.72	0	0	0.25%	11.3%	12/31/2023	2.84	0	0	0.00%	11.6%
12/31/2022	2.34	71	167	0.50%	-13.1%	12/31/2022	2.44	0	0	0.25%	-12.9%	12/31/2022	2.54	0	0	0.00%	-12.7%
12/31/2021	2.70	62	166	0.50%	34.3%	12/31/2021	2.80	0	0	0.25%	34.7%	12/31/2021	2.91	0	0	0.00%	35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.6%
2023	0.6%
2022	0.9%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val A Class - 06-76C (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	8.5%	12/31/2025	$1.04	0	$0	1.00%	8.7%	12/31/2025	$1.04	0	$0	0.75%	9.0%
12/31/2024	0.96	0	0	1.25%	-4.4%	12/31/2024	0.96	0	0	1.00%	-4.4%	12/31/2024	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	9.3%	12/31/2025	$1.05	0	$0	0.25%	9.6%	12/31/2025	$1.05	0	$0	0.00%	9.8%
12/31/2024	0.96	0	0	0.50%	-4.4%	12/31/2024	0.96	0	0	0.25%	-4.4%	12/31/2024	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val R6 Class - 06-76F (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	8.8%	12/31/2025	$1.04	0	$0	1.00%	9.1%	12/31/2025	$1.05	0	$0	0.75%	9.4%
12/31/2024	0.96	0	0	1.25%	-4.4%	12/31/2024	0.96	0	0	1.00%	-4.4%	12/31/2024	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	9.7%	12/31/2025	$1.05	0	$0	0.25%	9.9%	12/31/2025	$1.05	0	$0	0.00%	10.2%
12/31/2024	0.96	0	0	0.50%	-4.4%	12/31/2024	0.96	0	0	0.25%	-4.3%	12/31/2024	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Quant Smcap Eqty R6 Class - 06-73G (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	1.25%	15.0%	12/31/2025	$1.17	0	$0	1.00%	15.3%	12/31/2025	$1.17	0	$0	0.75%	15.6%
12/31/2024	1.01	0	0	1.25%	1.3%	12/31/2024	1.01	0	0	1.00%	1.3%	12/31/2024	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	15.9%	12/31/2025	$1.18	0	$0	0.25%	16.2%	12/31/2025	$1.18	0	$0	0.00%	16.5%
12/31/2024	1.01	0	0	0.50%	1.5%	12/31/2024	1.02	0	0	0.25%	1.5%	12/31/2024	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Lifecycle Idx 2070 R6 Other Class - 06-7FW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.3%	12/31/2025	$1.01	0	$0	1.00%	1.3%	12/31/2025	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.3%	12/31/2025	$1.01	0	$0	0.25%	1.3%	12/31/2025	$1.01	0	$0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Lifecycle Idx 2070 Ret R Class - 06-7FX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	1.3%	12/31/2025	$1.01	0	$0	1.00%	1.3%	12/31/2025	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	0.50%	1.3%	12/31/2025	$1.01	0	$0	0.25%	1.3%	12/31/2025	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.71
Band 100	-	-	2.83
Band 75	-	-	2.96
Band 50	-	-	3.09
Band 25	-	-	3.23
Band 0	-	-	3.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.71	0	$0	1.25%	9.7%	12/31/2025	$2.83	0	$0	1.00%	10.0%	12/31/2025	$2.96	0	$0	0.75%	10.2%
12/31/2024	2.47	0	0	1.25%	7.4%	12/31/2024	2.57	0	0	1.00%	7.6%	12/31/2024	2.68	0	0	0.75%	7.9%
12/31/2023	2.30	0	0	1.25%	15.9%	12/31/2023	2.39	0	0	1.00%	16.2%	12/31/2023	2.49	0	0	0.75%	16.5%
12/31/2022	1.98	0	0	1.25%	-14.0%	12/31/2022	2.06	0	0	1.00%	-13.8%	12/31/2022	2.13	0	0	0.75%	-13.6%
12/31/2021	2.31	0	0	1.25%	20.0%	12/31/2021	2.39	0	0	1.00%	20.3%	12/31/2021	2.47	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.09	0	$0	0.50%	10.5%	12/31/2025	$3.23	0	$0	0.25%	10.8%	12/31/2025	$3.38	0	$0	0.00%	11.1%
12/31/2024	2.80	0	0	0.50%	8.2%	12/31/2024	2.92	0	0	0.25%	8.5%	12/31/2024	3.04	0	0	0.00%	8.7%
12/31/2023	2.59	0	0	0.50%	16.8%	12/31/2023	2.69	0	0	0.25%	17.1%	12/31/2023	2.80	0	0	0.00%	17.3%
12/31/2022	2.21	0	0	0.50%	-13.4%	12/31/2022	2.30	0	0	0.25%	-13.1%	12/31/2022	2.38	0	0	0.00%	-12.9%
12/31/2021	2.56	0	0	0.50%	20.9%	12/31/2021	2.64	0	0	0.25%	21.2%	12/31/2021	2.74	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund Institutional Class - 06-3XM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(27,883)
Net realized gain (loss)		-	-
Realized gain distributions		-	27,883
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$300,673
Cost of units redeemed/account charges			(284,401)
Net investment income (loss)			(26,428)
Net realized gain (loss)			(28,072)
Realized gain distributions			38,228
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	1.25%	10.0%	12/31/2025	$1.72	0	$0	1.00%	10.3%	12/31/2025	$1.75	0	$0	0.75%	10.5%
12/31/2024	1.54	0	0	1.25%	7.6%	12/31/2024	1.56	0	0	1.00%	7.9%	12/31/2024	1.58	0	0	0.75%	8.2%
12/31/2023	1.43	0	0	1.25%	16.2%	12/31/2023	1.45	0	0	1.00%	16.5%	12/31/2023	1.46	0	0	0.75%	16.8%
12/31/2022	1.23	0	0	1.25%	-13.8%	12/31/2022	1.24	0	0	1.00%	-13.6%	12/31/2022	1.25	0	0	0.75%	-13.4%
12/31/2021	1.43	0	0	1.25%	20.3%	12/31/2021	1.44	0	0	1.00%	20.6%	12/31/2021	1.44	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	10.8%	12/31/2025	$1.81	0	$0	0.25%	11.1%	12/31/2025	$1.84	0	$0	0.00%	11.4%
12/31/2024	1.60	0	0	0.50%	8.4%	12/31/2024	1.63	0	0	0.25%	8.7%	12/31/2024	1.65	0	0	0.00%	9.0%
12/31/2023	1.48	0	0	0.50%	17.1%	12/31/2023	1.50	0	0	0.25%	17.4%	12/31/2023	1.51	0	0	0.00%	17.7%
12/31/2022	1.26	0	0	0.50%	-13.1%	12/31/2022	1.27	0	0	0.25%	-12.9%	12/31/2022	1.29	0	0	0.00%	-12.7%
12/31/2021	1.45	0	0	0.50%	21.2%	12/31/2021	1.46	0	0	0.25%	21.5%	12/31/2021	1.47	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark International Small Cap Fund Class Inst Class - 06-74G (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	1.25%	28.1%	12/31/2025	$1.19	0	$0	1.00%	28.5%	12/31/2025	$1.19	0	$0	0.75%	28.8%
12/31/2024	0.92	0	0	1.25%	-7.7%	12/31/2024	0.92	0	0	1.00%	-7.7%	12/31/2024	0.92	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	29.1%	12/31/2025	$1.20	0	$0	0.25%	29.4%	12/31/2025	$1.20	0	$0	0.00%	29.8%
12/31/2024	0.92	0	0	0.50%	-7.6%	12/31/2024	0.92	0	0	0.25%	-7.6%	12/31/2024	0.92	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark R6 Class - 06-73X (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	1.25%	13.0%	12/31/2025	$1.16	0	$0	1.00%	13.3%	12/31/2025	$1.17	0	$0	0.75%	13.6%
12/31/2024	1.03	0	0	1.25%	2.7%	12/31/2024	1.03	0	0	1.00%	2.8%	12/31/2024	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	13.9%	12/31/2025	$1.18	0	$0	0.25%	14.1%	12/31/2025	$1.18	0	$0	0.00%	14.4%
12/31/2024	1.03	0	0	0.50%	2.9%	12/31/2024	1.03	0	0	0.25%	3.0%	12/31/2024	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Y Class - 06-752

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,572	$522,958	5,716
Receivables: investments sold	301
Payables: investments purchased	-
Net assets	$506,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$506,873	141,650	$3.58
Band 100	-	-	3.70
Band 75	-	-	3.82
Band 50	-	-	3.95
Band 25	-	-	4.08
Band 0	-	-	4.22
Total	$506,873	141,650

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,094
Mortality & expense charges			(6,993)
Net investment income (loss)			(5,899)

Gain (loss) on investments:
Net realized gain (loss)			(4,244)
Realized gain distributions			100,293
Net change in unrealized appreciation (depreciation)			(36,184)
Net gain (loss)			59,865

Increase (decrease) in net assets from operations			$53,966

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,899)	$(9,077)
Net realized gain (loss)		(4,244)	91,783
Realized gain distributions		100,293	77,529
Net change in unrealized appreciation (depreciation)		(36,184)	(45,603)

Increase (decrease) in net assets from operations		53,966	114,632

Contract owner transactions:
Proceeds from units sold		28,296	372,068
Cost of units redeemed		(295,921)	(719,356)
Account charges		(912)	(1,400)
Increase (decrease)		(268,537)	(348,688)
Net increase (decrease)		(214,571)	(234,056)
Net assets, beginning		721,444	955,500
Net assets, ending		$506,873	$721,444

Units sold		9,160	125,219
Units redeemed		(97,472)	(245,817)
Net increase (decrease)		(88,312)	(120,598)
Units outstanding, beginning		229,962	350,560
Units outstanding, ending		141,650	229,962

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,396,476
Cost of units redeemed/account charges			(5,072,193)
Net investment income (loss)			(100,950)
Net realized gain (loss)			495,269
Realized gain distributions			804,657
Net change in unrealized appreciation (depreciation)			(16,386)
Net assets			$506,873

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.58	142	$507	1.25%	14.1%	12/31/2025	$3.70	0	$0	1.00%	14.3%	12/31/2025	$3.82	0	$0	0.75%	14.6%
12/31/2024	3.14	230	721	1.25%	15.1%	12/31/2024	3.23	0	0	1.00%	15.4%	12/31/2024	3.33	0	0	0.75%	15.7%
12/31/2023	2.73	351	956	1.25%	32.7%	12/31/2023	2.80	0	0	1.00%	33.0%	12/31/2023	2.88	0	0	0.75%	33.3%
12/31/2022	2.05	301	619	1.25%	-32.8%	12/31/2022	2.11	0	0	1.00%	-32.7%	12/31/2022	2.16	0	0	0.75%	-32.5%
12/31/2021	3.06	436	1,332	1.25%	14.2%	12/31/2021	3.13	0	0	1.00%	14.5%	12/31/2021	3.20	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.95	0	$0	0.50%	14.9%	12/31/2025	$4.08	0	$0	0.25%	15.2%	12/31/2025	$4.22	0	$0	0.00%	15.5%
12/31/2024	3.44	0	0	0.50%	16.0%	12/31/2024	3.54	0	0	0.25%	16.3%	12/31/2024	3.65	0	0	0.00%	16.6%
12/31/2023	2.96	0	0	0.50%	33.7%	12/31/2023	3.05	0	0	0.25%	34.0%	12/31/2023	3.13	0	0	0.00%	34.3%
12/31/2022	2.22	0	0	0.50%	-32.3%	12/31/2022	2.27	0	0	0.25%	-32.1%	12/31/2022	2.33	0	0	0.00%	-32.0%
12/31/2021	3.27	0	0	0.50%	15.1%	12/31/2021	3.35	0	0	0.25%	15.3%	12/31/2021	3.43	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops A Class - 06-556

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,706	$96,500	1,765
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$88,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,784	39,933	$2.22
Band 100	-	-	2.31
Band 75	-	-	2.40
Band 50	-	-	2.49
Band 25	-	-	2.59
Band 0	-	-	2.69
Total	$88,784	39,933

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$98
Mortality & expense charges			(1,790)
Net investment income (loss)			(1,692)

Gain (loss) on investments:
Net realized gain (loss)			(4,512)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,746
Net gain (loss)			11,234

Increase (decrease) in net assets from operations			$9,542

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,692)	$(4,452)
Net realized gain (loss)		(4,512)	(132,570)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,746	77,300

Increase (decrease) in net assets from operations		9,542	(59,722)

Contract owner transactions:
Proceeds from units sold		5,090	20,667
Cost of units redeemed		(72,410)	(663,626)
Account charges		(8)	(128)
Increase (decrease)		(67,328)	(643,087)
Net increase (decrease)		(57,786)	(702,809)
Net assets, beginning		146,570	849,379
Net assets, ending		$88,784	$146,570

Units sold		3,751	9,494
Units redeemed		(33,558)	(309,026)
Net increase (decrease)		(29,807)	(299,532)
Units outstanding, beginning		69,740	369,272
Units outstanding, ending		39,933	69,740

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,596,622
Cost of units redeemed/account charges			(5,373,948)
Net investment income (loss)			(148,142)
Net realized gain (loss)			519,387
Realized gain distributions			502,659
Net change in unrealized appreciation (depreciation)			(7,794)
Net assets			$88,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	40	$89	1.25%	5.8%	12/31/2025	$2.31	0	$0	1.00%	6.1%	12/31/2025	$2.40	0	$0	0.75%	6.3%
12/31/2024	2.10	70	147	1.25%	-8.6%	12/31/2024	2.18	0	0	1.00%	-8.4%	12/31/2024	2.26	0	0	0.75%	-8.2%
12/31/2023	2.30	369	849	1.25%	15.9%	12/31/2023	2.38	0	0	1.00%	16.2%	12/31/2023	2.46	0	0	0.75%	16.5%
12/31/2022	1.98	404	802	1.25%	-42.4%	12/31/2022	2.05	0	0	1.00%	-42.2%	12/31/2022	2.11	0	0	0.75%	-42.1%
12/31/2021	3.44	473	1,628	1.25%	-1.1%	12/31/2021	3.54	0	0	1.00%	-0.9%	12/31/2021	3.64	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	6.6%	12/31/2025	$2.59	0	$0	0.25%	6.9%	12/31/2025	$2.69	0	$0	0.00%	7.1%
12/31/2024	2.34	0	0	0.50%	-7.9%	12/31/2024	2.42	0	0	0.25%	-7.7%	12/31/2024	2.51	0	0	0.00%	-7.5%
12/31/2023	2.54	0	0	0.50%	16.8%	12/31/2023	2.62	0	0	0.25%	17.1%	12/31/2023	2.71	0	0	0.00%	17.3%
12/31/2022	2.17	0	0	0.50%	-41.9%	12/31/2022	2.24	0	0	0.25%	-41.8%	12/31/2022	2.31	0	0	0.00%	-41.6%
12/31/2021	3.74	0	0	0.50%	-0.4%	12/31/2021	3.85	0	0	0.25%	-0.1%	12/31/2021	3.96	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops Y Class - 06-843

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,728,017	$2,274,903	33,351
Receivables: investments sold	2,918
Payables: investments purchased	-
Net assets	$1,730,935

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,730,935	693,828	$2.49
Band 100	-	-	2.58
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.84
Band 0	-	-	2.94
Total	$1,730,935	693,828

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,129
Mortality & expense charges			(20,595)
Net investment income (loss)			(14,466)

Gain (loss) on investments:
Net realized gain (loss)			(79,944)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			187,978
Net gain (loss)			108,034

Increase (decrease) in net assets from operations			$93,568

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,466)	$(17,281)
Net realized gain (loss)		(79,944)	(209,393)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		187,978	70,566

Increase (decrease) in net assets from operations		93,568	(156,108)

Contract owner transactions:
Proceeds from units sold		226,650	242,727
Cost of units redeemed		(175,299)	(454,580)
Account charges		(7)	(170)
Increase (decrease)		51,344	(212,023)
Net increase (decrease)		144,912	(368,131)
Net assets, beginning		1,586,023	1,954,154
Net assets, ending		$1,730,935	$1,586,023

Units sold		100,163	101,042
Units redeemed		(80,471)	(187,727)
Net increase (decrease)		19,692	(86,685)
Units outstanding, beginning		674,136	760,821
Units outstanding, ending		693,828	674,136

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,807,347
Cost of units redeemed/account charges			(3,090,152)
Net investment income (loss)			(131,336)
Net realized gain (loss)			(544,294)
Realized gain distributions			236,256
Net change in unrealized appreciation (depreciation)			(546,886)
Net assets			$1,730,935

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	694	$1,731	1.25%	6.0%	12/31/2025	$2.58	0	$0	1.00%	6.3%	12/31/2025	$2.66	0	$0	0.75%	6.6%
12/31/2024	2.35	674	1,586	1.25%	-8.4%	12/31/2024	2.43	0	0	1.00%	-8.2%	12/31/2024	2.50	0	0	0.75%	-7.9%
12/31/2023	2.57	761	1,954	1.25%	16.2%	12/31/2023	2.64	0	0	1.00%	16.5%	12/31/2023	2.72	0	0	0.75%	16.8%
12/31/2022	2.21	786	1,738	1.25%	-42.2%	12/31/2022	2.27	0	0	1.00%	-42.1%	12/31/2022	2.33	0	0	0.75%	-41.9%
12/31/2021	3.83	713	2,730	1.25%	-0.9%	12/31/2021	3.91	0	0	1.00%	-0.6%	12/31/2021	4.01	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.75	0	$0	0.50%	6.8%	12/31/2025	$2.84	0	$0	0.25%	7.1%	12/31/2025	$2.94	0	$0	0.00%	7.4%
12/31/2024	2.58	0	0	0.50%	-7.7%	12/31/2024	2.66	0	0	0.25%	-7.5%	12/31/2024	2.74	0	0	0.00%	-7.2%
12/31/2023	2.79	0	0	0.50%	17.0%	12/31/2023	2.87	0	0	0.25%	17.3%	12/31/2023	2.95	0	0	0.00%	17.6%
12/31/2022	2.39	0	0	0.50%	-41.8%	12/31/2022	2.45	0	0	0.25%	-41.6%	12/31/2022	2.51	0	0	0.00%	-41.5%
12/31/2021	4.10	0	0	0.50%	-0.1%	12/31/2021	4.19	0	0	0.25%	0.1%	12/31/2021	4.29	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.3%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc A Class - 06-288

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,715	$116,374	32,190
Receivables: investments sold	190
Payables: investments purchased	-
Net assets	$105,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,905	71,279	$1.49
Band 100	-	-	1.56
Band 75	-	-	1.63
Band 50	-	-	1.71
Band 25	-	-	1.79
Band 0	-	-	1.87
Total	$105,905	71,279

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,270
Mortality & expense charges			(1,435)
Net investment income (loss)			4,835

Gain (loss) on investments:
Net realized gain (loss)			1,245
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,254
Net gain (loss)			7,499

Increase (decrease) in net assets from operations			$12,334

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,835	$4,572
Net realized gain (loss)		1,245	(1,244)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,254	(1,197)

Increase (decrease) in net assets from operations		12,334	2,131

Contract owner transactions:
Proceeds from units sold		9,123	8,791
Cost of units redeemed		(27,636)	(8,754)
Account charges		(27)	(23)
Increase (decrease)		(18,540)	14
Net increase (decrease)		(6,206)	2,145
Net assets, beginning		112,111	109,966
Net assets, ending		$105,905	$112,111

Units sold		6,447	6,673
Units redeemed		(19,234)	(6,717)
Net increase (decrease)		(12,787)	(44)
Units outstanding, beginning		84,066	84,110
Units outstanding, ending		71,279	84,066

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,502,981
Cost of units redeemed/account charges			(7,607,598)
Net investment income (loss)			350,090
Net realized gain (loss)			(128,909)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,659)
Net assets			$105,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	71	$106	1.25%	11.4%	12/31/2025	$1.56	0	$0	1.00%	11.7%	12/31/2025	$1.63	0	$0	0.75%	12.0%
12/31/2024	1.33	84	112	1.25%	2.0%	12/31/2024	1.39	0	0	1.00%	2.3%	12/31/2024	1.46	0	0	0.75%	2.5%
12/31/2023	1.31	84	110	1.25%	7.3%	12/31/2023	1.36	0	0	1.00%	7.6%	12/31/2023	1.42	0	0	0.75%	7.8%
12/31/2022	1.22	113	138	1.25%	-12.9%	12/31/2022	1.27	0	0	1.00%	-12.7%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.40	283	395	1.25%	-4.5%	12/31/2021	1.45	0	0	1.00%	-4.2%	12/31/2021	1.50	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	0.50%	12.2%	12/31/2025	$1.79	0	$0	0.25%	12.5%	12/31/2025	$1.87	0	$0	0.00%	12.8%
12/31/2024	1.52	0	0	0.50%	2.8%	12/31/2024	1.59	0	0	0.25%	3.0%	12/31/2024	1.66	0	0	0.00%	3.3%
12/31/2023	1.48	0	0	0.50%	8.1%	12/31/2023	1.54	0	0	0.25%	8.4%	12/31/2023	1.61	0	0	0.00%	8.6%
12/31/2022	1.37	0	0	0.50%	-12.2%	12/31/2022	1.42	0	0	0.25%	-12.0%	12/31/2022	1.48	0	0	0.00%	-11.8%
12/31/2021	1.56	0	0	0.50%	-3.7%	12/31/2021	1.62	0	0	0.25%	-3.5%	12/31/2021	1.68	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.8%
2024	5.3%
2023	4.8%
2022	2.5%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc Y Class - 06-751

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,610,005	$2,586,139	794,092
Receivables: investments sold	2,560
Payables: investments purchased	-
Net assets	$2,612,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,612,565	2,194,900	$1.19
Band 100	-	-	1.23
Band 75	-	-	1.27
Band 50	-	-	1.31
Band 25	-	-	1.36
Band 0	-	-	1.40
Total	$2,612,565	2,194,900

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$111,582
Mortality & expense charges			(24,402)
Net investment income (loss)			87,180

Gain (loss) on investments:
Net realized gain (loss)			(394)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			128,270
Net gain (loss)			127,876

Increase (decrease) in net assets from operations			$215,056

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,180	$29,310
Net realized gain (loss)		(394)	(1,442)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		128,270	(44,800)

Increase (decrease) in net assets from operations		215,056	(16,932)

Contract owner transactions:
Proceeds from units sold		1,127,312	1,205,671
Cost of units redeemed		(257,655)	(28,154)
Account charges		(42)	-
Increase (decrease)		869,615	1,177,517
Net increase (decrease)		1,084,671	1,160,585
Net assets, beginning		1,527,894	367,309
Net assets, ending		$2,612,565	$1,527,894

Units sold		993,358	1,108,437
Units redeemed		(232,072)	(28,361)
Net increase (decrease)		761,286	1,080,076
Units outstanding, beginning		1,433,614	353,538
Units outstanding, ending		2,194,900	1,433,614

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,221,221
Cost of units redeemed/account charges			(796,147)
Net investment income (loss)			204,143
Net realized gain (loss)			(40,518)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,866
Net assets			$2,612,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	2,195	$2,613	1.25%	11.7%	12/31/2025	$1.23	0	$0	1.00%	12.0%	12/31/2025	$1.27	0	$0	0.75%	12.2%
12/31/2024	1.07	1,434	1,528	1.25%	2.6%	12/31/2024	1.10	0	0	1.00%	2.8%	12/31/2024	1.13	0	0	0.75%	3.1%
12/31/2023	1.04	354	367	1.25%	7.6%	12/31/2023	1.07	0	0	1.00%	7.8%	12/31/2023	1.10	0	0	0.75%	8.1%
12/31/2022	0.97	356	344	1.25%	-12.7%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.02	0	0	0.75%	-12.3%
12/31/2021	1.11	340	376	1.25%	-4.5%	12/31/2021	1.13	0	0	1.00%	-4.3%	12/31/2021	1.16	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	12.5%	12/31/2025	$1.36	0	$0	0.25%	12.8%	12/31/2025	$1.40	0	$0	0.00%	13.1%
12/31/2024	1.17	0	0	0.50%	3.4%	12/31/2024	1.20	0	0	0.25%	3.6%	12/31/2024	1.24	0	0	0.00%	3.9%
12/31/2023	1.13	0	0	0.50%	8.4%	12/31/2023	1.16	0	0	0.25%	8.6%	12/31/2023	1.19	0	0	0.00%	8.9%
12/31/2022	1.04	0	0	0.50%	-12.1%	12/31/2022	1.07	0	0	0.25%	-11.9%	12/31/2022	1.10	0	0	0.00%	-11.6%
12/31/2021	1.19	0	0	0.50%	-3.8%	12/31/2021	1.21	0	0	0.25%	-3.5%	12/31/2021	1.24	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	4.0%
2023	5.3%
2022	3.5%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min A Class - 06-463

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,043,805	$1,726,878	34,810
Receivables: investments sold	11,736
Payables: investments purchased	-
Net assets	$2,055,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,630,577	795,295	$2.05
Band 100	424,964	199,106	2.13
Band 75	-	-	2.22
Band 50	-	-	2.31
Band 25	-	-	2.41
Band 0	-	-	2.51
Total	$2,055,541	994,401

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,691
Mortality & expense charges			(26,007)
Net investment income (loss)			(17,316)

Gain (loss) on investments:
Net realized gain (loss)			1,348,598
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			321,919
Net gain (loss)			1,670,517

Increase (decrease) in net assets from operations			$1,653,201

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,316)	$(2,097)
Net realized gain (loss)		1,348,598	92,329
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		321,919	16,160

Increase (decrease) in net assets from operations		1,653,201	106,392

Contract owner transactions:
Proceeds from units sold		2,885,075	1,226,718
Cost of units redeemed		(3,638,968)	(901,100)
Account charges		(165)	(218)
Increase (decrease)		(754,058)	325,400
Net increase (decrease)		899,143	431,792
Net assets, beginning		1,156,398	724,606
Net assets, ending		$2,055,541	$1,156,398

Units sold		1,999,539	1,365,669
Units redeemed		(2,285,123)	(982,392)
Net increase (decrease)		(285,584)	383,277
Units outstanding, beginning		1,279,985	896,708
Units outstanding, ending		994,401	1,279,985

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,793,751
Cost of units redeemed/account charges			(10,415,167)
Net investment income (loss)			25,404
Net realized gain (loss)			1,322,655
Realized gain distributions			11,971
Net change in unrealized appreciation (depreciation)			316,927
Net assets			$2,055,541

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	795	$1,631	1.25%	128.2%	12/31/2025	$2.13	199	$425	1.00%	128.7%	12/31/2025	$2.22	0	$0	0.75%	129.3%
12/31/2024	0.90	1,099	988	1.25%	11.6%	12/31/2024	0.93	181	168	1.00%	11.9%	12/31/2024	0.97	0	0	0.75%	12.2%
12/31/2023	0.80	796	641	1.25%	5.0%	12/31/2023	0.83	100	84	1.00%	5.3%	12/31/2023	0.86	0	0	0.75%	5.6%
12/31/2022	0.77	739	566	1.25%	-17.9%	12/31/2022	0.79	111	88	1.00%	-17.7%	12/31/2022	0.82	0	0	0.75%	-17.5%
12/31/2021	0.93	692	645	1.25%	-4.1%	12/31/2021	0.96	139	133	1.00%	-3.8%	12/31/2021	0.99	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	0	$0	0.50%	129.9%	12/31/2025	$2.41	0	$0	0.25%	130.5%	12/31/2025	$2.51	0	$0	0.00%	131.0%
12/31/2024	1.01	0	0	0.50%	12.5%	12/31/2024	1.04	0	0	0.25%	12.8%	12/31/2024	1.08	0	0	0.00%	13.1%
12/31/2023	0.89	0	0	0.50%	5.8%	12/31/2023	0.93	0	0	0.25%	6.1%	12/31/2023	0.96	0	0	0.00%	6.4%
12/31/2022	0.85	0	0	0.50%	-17.3%	12/31/2022	0.87	0	0	0.25%	-17.1%	12/31/2022	0.90	0	0	0.00%	-16.9%
12/31/2021	1.02	0	0	0.50%	-3.4%	12/31/2021	1.05	0	0	0.25%	-3.1%	12/31/2021	1.08	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	1.1%
2023	0.9%
2022	0.4%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min Y Class - 06-753

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,694	$127,359	3,578
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$211,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,802	107,351	$1.97
Band 100	-	-	2.04
Band 75	-	-	2.11
Band 50	-	-	2.18
Band 25	-	-	2.25
Band 0	-	-	2.32
Total	$211,802	107,351

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,216
Mortality & expense charges			(1,583)
Net investment income (loss)			(367)

Gain (loss) on investments:
Net realized gain (loss)			15,485
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			98,198
Net gain (loss)			113,683

Increase (decrease) in net assets from operations			$113,316

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(367)	$(1,141)
Net realized gain (loss)		15,485	23,344
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		98,198	(12,799)

Increase (decrease) in net assets from operations		113,316	9,404

Contract owner transactions:
Proceeds from units sold		109,867	677,939
Cost of units redeemed		(99,057)	(679,962)
Account charges		(5)	(11)
Increase (decrease)		10,805	(2,034)
Net increase (decrease)		124,121	7,370
Net assets, beginning		87,681	80,311
Net assets, ending		$211,802	$87,681

Units sold		89,210	834,429
Units redeemed		(83,501)	(836,946)
Net increase (decrease)		5,709	(2,517)
Units outstanding, beginning		101,642	104,159
Units outstanding, ending		107,351	101,642

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,018,576
Cost of units redeemed/account charges			(8,088,445)
Net investment income (loss)			35,779
Net realized gain (loss)			161,557
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84,335
Net assets			$211,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	107	$212	1.25%	128.7%	12/31/2025	$2.04	0	$0	1.00%	129.3%	12/31/2025	$2.11	0	$0	0.75%	129.9%
12/31/2024	0.86	102	88	1.25%	11.9%	12/31/2024	0.89	0	0	1.00%	12.2%	12/31/2024	0.92	0	0	0.75%	12.4%
12/31/2023	0.77	104	80	1.25%	5.3%	12/31/2023	0.79	0	0	1.00%	5.6%	12/31/2023	0.82	0	0	0.75%	5.9%
12/31/2022	0.73	538	394	1.25%	-17.7%	12/31/2022	0.75	0	0	1.00%	-17.5%	12/31/2022	0.77	0	0	0.75%	-17.3%
12/31/2021	0.89	891	793	1.25%	-3.8%	12/31/2021	0.91	0	0	1.00%	-3.6%	12/31/2021	0.93	0	0	0.75%	-3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	130.4%	12/31/2025	$2.25	0	$0	0.25%	131.0%	12/31/2025	$2.32	0	$0	0.00%	131.6%
12/31/2024	0.94	0	0	0.50%	12.7%	12/31/2024	0.97	0	0	0.25%	13.0%	12/31/2024	1.00	0	0	0.00%	13.3%
12/31/2023	0.84	0	0	0.50%	6.1%	12/31/2023	0.86	0	0	0.25%	6.4%	12/31/2023	0.89	0	0	0.00%	6.7%
12/31/2022	0.79	0	0	0.50%	-17.1%	12/31/2022	0.81	0	0	0.25%	-16.9%	12/31/2022	0.83	0	0	0.00%	-16.7%
12/31/2021	0.95	0	0	0.50%	-3.1%	12/31/2021	0.97	0	0	0.25%	-2.9%	12/31/2021	1.00	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.0%
2023	0.4%
2022	0.5%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond A Class - 06-297

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,714	$455,557	83,412
Receivables: investments sold	-
Payables: investments purchased	(666)
Net assets	$402,048

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$357,762	328,456	$1.09
Band 100	44,286	39,207	1.13
Band 75	-	-	1.17
Band 50	-	-	1.21
Band 25	-	-	1.26
Band 0	-	-	1.31
Total	$402,048	367,663

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,364
Mortality & expense charges			(6,432)
Net investment income (loss)			17,932

Gain (loss) on investments:
Net realized gain (loss)			(30,026)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			85,992
Net gain (loss)			55,966

Increase (decrease) in net assets from operations			$73,898

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,932	$18,866
Net realized gain (loss)		(30,026)	(13,404)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		85,992	(1,782)

Increase (decrease) in net assets from operations		73,898	3,680

Contract owner transactions:
Proceeds from units sold		83,269	34,681
Cost of units redeemed		(244,312)	(96,851)
Account charges		(71)	(91)
Increase (decrease)		(161,114)	(62,261)
Net increase (decrease)		(87,216)	(58,581)
Net assets, beginning		489,264	547,845
Net assets, ending		$402,048	$489,264

Units sold		81,403	39,108
Units redeemed		(230,619)	(105,097)
Net increase (decrease)		(149,216)	(65,989)
Units outstanding, beginning		516,879	582,868
Units outstanding, ending		367,663	516,879

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,069,113
Cost of units redeemed/account charges			(11,747,707)
Net investment income (loss)			560,831
Net realized gain (loss)			(435,909)
Realized gain distributions			8,563
Net change in unrealized appreciation (depreciation)			(52,843)
Net assets			$402,048

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	328	$358	1.25%	15.4%	12/31/2025	$1.13	39	$44	1.00%	15.7%	12/31/2025	$1.17	0	$0	0.75%	16.0%
12/31/2024	0.94	470	444	1.25%	0.7%	12/31/2024	0.98	46	45	1.00%	0.9%	12/31/2024	1.01	0	0	0.75%	1.2%
12/31/2023	0.94	534	501	1.25%	6.9%	12/31/2023	0.97	49	47	1.00%	7.2%	12/31/2023	1.00	0	0	0.75%	7.4%
12/31/2022	0.88	835	732	1.25%	-14.0%	12/31/2022	0.90	51	46	1.00%	-13.8%	12/31/2022	0.93	0	0	0.75%	-13.6%
12/31/2021	1.02	1,001	1,022	1.25%	-11.4%	12/31/2021	1.05	52	55	1.00%	-11.1%	12/31/2021	1.08	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	16.3%	12/31/2025	$1.26	0	$0	0.25%	16.6%	12/31/2025	$1.31	0	$0	0.00%	16.9%
12/31/2024	1.04	0	0	0.50%	1.4%	12/31/2024	1.08	0	0	0.25%	1.7%	12/31/2024	1.12	0	0	0.00%	1.9%
12/31/2023	1.03	0	0	0.50%	7.7%	12/31/2023	1.06	0	0	0.25%	8.0%	12/31/2023	1.10	0	0	0.00%	8.2%
12/31/2022	0.96	0	0	0.50%	-13.4%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.10	0	0	0.50%	-10.7%	12/31/2021	1.13	0	0	0.25%	-10.5%	12/31/2021	1.16	0	0	0.00%	-10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.5%
2024	4.9%
2023	3.9%
2022	3.1%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond Y Class - 06-754

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,453	$195,676	43,945
Receivables: investments sold	-
Payables: investments purchased	(73)
Net assets	$211,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,380	193,028	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.17
Band 50	-	-	1.21
Band 25	-	-	1.25
Band 0	-	-	1.29
Total	$211,380	193,028

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,836
Mortality & expense charges			(2,514)
Net investment income (loss)			7,322

Gain (loss) on investments:
Net realized gain (loss)			1,275
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,522
Net gain (loss)			21,797

Increase (decrease) in net assets from operations			$29,119

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,322	$8,015
Net realized gain (loss)		1,275	(6,679)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,522	1,886

Increase (decrease) in net assets from operations		29,119	3,222

Contract owner transactions:
Proceeds from units sold		10,834	206,596
Cost of units redeemed		(35,052)	(196,964)
Account charges		(8)	(55)
Increase (decrease)		(24,226)	9,577
Net increase (decrease)		4,893	12,799
Net assets, beginning		206,487	193,688
Net assets, ending		$211,380	$206,487

Units sold		10,544	220,231
Units redeemed		(35,245)	(209,086)
Net increase (decrease)		(24,701)	11,145
Units outstanding, beginning		217,729	206,584
Units outstanding, ending		193,028	217,729

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,052,710
Cost of units redeemed/account charges			(13,069,275)
Net investment income (loss)			747,835
Net realized gain (loss)			(536,373)
Realized gain distributions			706
Net change in unrealized appreciation (depreciation)			15,777
Net assets			$211,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	193	$211	1.25%	15.5%	12/31/2025	$1.13	0	$0	1.00%	15.8%	12/31/2025	$1.17	0	$0	0.75%	16.0%
12/31/2024	0.95	218	206	1.25%	1.2%	12/31/2024	0.98	0	0	1.00%	1.4%	12/31/2024	1.01	0	0	0.75%	1.7%
12/31/2023	0.94	207	194	1.25%	6.9%	12/31/2023	0.96	0	0	1.00%	7.2%	12/31/2023	0.99	0	0	0.75%	7.5%
12/31/2022	0.88	209	184	1.25%	-13.8%	12/31/2022	0.90	0	0	1.00%	-13.6%	12/31/2022	0.92	0	0	0.75%	-13.4%
12/31/2021	1.02	303	308	1.25%	-11.1%	12/31/2021	1.04	0	0	1.00%	-10.9%	12/31/2021	1.06	0	0	0.75%	-10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	16.3%	12/31/2025	$1.25	0	$0	0.25%	16.6%	12/31/2025	$1.29	0	$0	0.00%	16.9%
12/31/2024	1.04	0	0	0.50%	1.9%	12/31/2024	1.07	0	0	0.25%	2.2%	12/31/2024	1.10	0	0	0.00%	2.4%
12/31/2023	1.02	0	0	0.50%	7.7%	12/31/2023	1.05	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.3%
12/31/2022	0.95	0	0	0.50%	-13.2%	12/31/2022	0.97	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.09	0	0	0.50%	-10.5%	12/31/2021	1.11	0	0	0.25%	-10.2%	12/31/2021	1.14	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	5.3%
2023	5.4%
2022	2.7%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth A Class - 06-319

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,908	$852,937	25,554
Receivables: investments sold	536
Payables: investments purchased	-
Net assets	$654,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$493,559	298,880	$1.65
Band 100	160,885	93,109	1.73
Band 75	-	-	1.81
Band 50	-	-	1.89
Band 25	-	-	1.98
Band 0	-	-	2.07
Total	$654,444	391,989

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,975
Mortality & expense charges			(7,186)
Net investment income (loss)			(4,211)

Gain (loss) on investments:
Net realized gain (loss)			(662)
Realized gain distributions			196,813
Net change in unrealized appreciation (depreciation)			(111,504)
Net gain (loss)			84,647

Increase (decrease) in net assets from operations			$80,436

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,211)	$(5,762)
Net realized gain (loss)		(662)	(8,515)
Realized gain distributions		196,813	52,082
Net change in unrealized appreciation (depreciation)		(111,504)	(48,379)

Increase (decrease) in net assets from operations		80,436	(10,574)

Contract owner transactions:
Proceeds from units sold		95,475	76,001
Cost of units redeemed		(51,055)	(214,819)
Account charges		(88)	(151)
Increase (decrease)		44,332	(138,969)
Net increase (decrease)		124,768	(149,543)
Net assets, beginning		529,676	679,219
Net assets, ending		$654,444	$529,676

Units sold		60,150	49,594
Units redeemed		(31,057)	(139,958)
Net increase (decrease)		29,093	(90,364)
Units outstanding, beginning		362,896	453,260
Units outstanding, ending		391,989	362,896

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,650,012
Cost of units redeemed/account charges			(15,316,455)
Net investment income (loss)			(101,150)
Net realized gain (loss)			1,065,257
Realized gain distributions			555,809
Net change in unrealized appreciation (depreciation)			(199,029)
Net assets			$654,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	299	$494	1.25%	14.4%	12/31/2025	$1.73	93	$161	1.00%	14.7%	12/31/2025	$1.81	0	$0	0.75%	14.9%
12/31/2024	1.44	273	394	1.25%	-3.0%	12/31/2024	1.51	90	136	1.00%	-2.7%	12/31/2024	1.57	0	0	0.75%	-2.5%
12/31/2023	1.49	375	559	1.25%	19.3%	12/31/2023	1.55	78	121	1.00%	19.6%	12/31/2023	1.61	0	0	0.75%	19.9%
12/31/2022	1.25	368	459	1.25%	-28.2%	12/31/2022	1.30	74	95	1.00%	-28.0%	12/31/2022	1.35	0	0	0.75%	-27.9%
12/31/2021	1.74	453	788	1.25%	9.2%	12/31/2021	1.80	68	123	1.00%	9.5%	12/31/2021	1.87	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	15.2%	12/31/2025	$1.98	0	$0	0.25%	15.5%	12/31/2025	$2.07	0	$0	0.00%	15.8%
12/31/2024	1.64	0	0	0.50%	-2.2%	12/31/2024	1.71	0	0	0.25%	-2.0%	12/31/2024	1.79	0	0	0.00%	-1.7%
12/31/2023	1.68	0	0	0.50%	20.2%	12/31/2023	1.75	0	0	0.25%	20.5%	12/31/2023	1.82	0	0	0.00%	20.8%
12/31/2022	1.40	0	0	0.50%	-27.7%	12/31/2022	1.45	0	0	0.25%	-27.5%	12/31/2022	1.51	0	0	0.00%	-27.3%
12/31/2021	1.93	0	0	0.50%	10.0%	12/31/2021	2.00	0	0	0.25%	10.3%	12/31/2021	2.07	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.2%
2023	0.7%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth Y Class - 06-756

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$393,396	$530,689	15,502
Receivables: investments sold	-
Payables: investments purchased	(719)
Net assets	$392,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$392,677	200,864	$1.95
Band 100	-	-	2.02
Band 75	-	-	2.09
Band 50	-	-	2.16
Band 25	-	-	2.23
Band 0	-	-	2.30
Total	$392,677	200,864

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,757
Mortality & expense charges			(4,741)
Net investment income (loss)			(1,984)

Gain (loss) on investments:
Net realized gain (loss)			(8,245)
Realized gain distributions			118,829
Net change in unrealized appreciation (depreciation)			(56,573)
Net gain (loss)			54,011

Increase (decrease) in net assets from operations			$52,027

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,984)	$(2,470)
Net realized gain (loss)		(8,245)	(871)
Realized gain distributions		118,829	35,773
Net change in unrealized appreciation (depreciation)		(56,573)	(43,306)

Increase (decrease) in net assets from operations		52,027	(10,874)

Contract owner transactions:
Proceeds from units sold		43,480	50,772
Cost of units redeemed		(62,890)	(7,058)
Account charges		(1,227)	(1,085)
Increase (decrease)		(20,637)	42,629
Net increase (decrease)		31,390	31,755
Net assets, beginning		361,287	329,532
Net assets, ending		$392,677	$361,287

Units sold		23,373	28,716
Units redeemed		(34,377)	(4,825)
Net increase (decrease)		(11,004)	23,891
Units outstanding, beginning		211,868	187,977
Units outstanding, ending		200,864	211,868

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,490,719
Cost of units redeemed/account charges			(79,469,112)
Net investment income (loss)			(364,364)
Net realized gain (loss)			2,461,215
Realized gain distributions			411,512
Net change in unrealized appreciation (depreciation)			(137,293)
Net assets			$392,677

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	201	$393	1.25%	14.6%	12/31/2025	$2.02	0	$0	1.00%	14.9%	12/31/2025	$2.09	0	$0	0.75%	15.2%
12/31/2024	1.71	212	361	1.25%	-2.7%	12/31/2024	1.76	0	0	1.00%	-2.5%	12/31/2024	1.81	0	0	0.75%	-2.2%
12/31/2023	1.75	188	330	1.25%	19.5%	12/31/2023	1.80	0	0	1.00%	19.8%	12/31/2023	1.85	0	0	0.75%	20.1%
12/31/2022	1.47	382	560	1.25%	-28.0%	12/31/2022	1.50	0	0	1.00%	-27.8%	12/31/2022	1.54	0	0	0.75%	-27.7%
12/31/2021	2.04	372	759	1.25%	9.5%	12/31/2021	2.09	0	0	1.00%	9.8%	12/31/2021	2.13	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	15.5%	12/31/2025	$2.23	0	$0	0.25%	15.8%	12/31/2025	$2.30	0	$0	0.00%	16.1%
12/31/2024	1.87	0	0	0.50%	-2.0%	12/31/2024	1.93	0	0	0.25%	-1.7%	12/31/2024	1.98	0	0	0.00%	-1.5%
12/31/2023	1.91	0	0	0.50%	20.4%	12/31/2023	1.96	0	0	0.25%	20.7%	12/31/2023	2.01	0	0	0.00%	21.0%
12/31/2022	1.58	0	0	0.50%	-27.5%	12/31/2022	1.62	0	0	0.25%	-27.3%	12/31/2022	1.66	0	0	0.00%	-27.1%
12/31/2021	2.18	0	0	0.50%	10.3%	12/31/2021	2.23	0	0	0.25%	10.6%	12/31/2021	2.28	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.6%
2023	0.7%
2022	0.0%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co A Class - 06-764

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$530,419	$654,950	14,997
Receivables: investments sold	2,004
Payables: investments purchased	-
Net assets	$532,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$481,460	169,154	$2.85
Band 100	50,963	17,327	2.94
Band 75	-	-	3.04
Band 50	-	-	3.14
Band 25	-	-	3.25
Band 0	-	-	3.35
Total	$532,423	186,481

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,456
Mortality & expense charges			(6,474)
Net investment income (loss)			982

Gain (loss) on investments:
Net realized gain (loss)			(1,668)
Realized gain distributions			81,156
Net change in unrealized appreciation (depreciation)			(5,946)
Net gain (loss)			73,542

Increase (decrease) in net assets from operations			$74,524

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$982	$517
Net realized gain (loss)		(1,668)	(9,354)
Realized gain distributions		81,156	40,073
Net change in unrealized appreciation (depreciation)		(5,946)	(71,476)

Increase (decrease) in net assets from operations		74,524	(40,240)

Contract owner transactions:
Proceeds from units sold		12,126	37,879
Cost of units redeemed		(46,691)	(49,749)
Account charges		(109)	(121)
Increase (decrease)		(34,674)	(11,991)
Net increase (decrease)		39,850	(52,231)
Net assets, beginning		492,573	544,804
Net assets, ending		$532,423	$492,573

Units sold		4,348	14,427
Units redeemed		(16,848)	(18,815)
Net increase (decrease)		(12,500)	(4,388)
Units outstanding, beginning		198,981	203,369
Units outstanding, ending		186,481	198,981

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,502,999
Cost of units redeemed/account charges			(4,588,160)
Net investment income (loss)			(89,022)
Net realized gain (loss)			315,141
Realized gain distributions			515,996
Net change in unrealized appreciation (depreciation)			(124,531)
Net assets			$532,423

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.85	169	$481	1.25%	15.3%	12/31/2025	$2.94	17	$51	1.00%	15.6%	12/31/2025	$3.04	0	$0	0.75%	15.9%
12/31/2024	2.47	182	448	1.25%	-7.6%	12/31/2024	2.54	17	44	1.00%	-7.4%	12/31/2024	2.62	0	0	0.75%	-7.2%
12/31/2023	2.67	186	497	1.25%	10.9%	12/31/2023	2.75	17	47	1.00%	11.2%	12/31/2023	2.83	0	0	0.75%	11.5%
12/31/2022	2.41	199	479	1.25%	-32.0%	12/31/2022	2.47	17	43	1.00%	-31.9%	12/31/2022	2.53	0	0	0.75%	-31.7%
12/31/2021	3.55	269	954	1.25%	12.4%	12/31/2021	3.63	23	83	1.00%	12.7%	12/31/2021	3.71	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.14	0	$0	0.50%	16.2%	12/31/2025	$3.25	0	$0	0.25%	16.4%	12/31/2025	$3.35	0	$0	0.00%	16.7%
12/31/2024	2.70	0	0	0.50%	-6.9%	12/31/2024	2.79	0	0	0.25%	-6.7%	12/31/2024	2.87	0	0	0.00%	-6.5%
12/31/2023	2.90	0	0	0.50%	11.7%	12/31/2023	2.99	0	0	0.25%	12.0%	12/31/2023	3.07	0	0	0.00%	12.3%
12/31/2022	2.60	0	0	0.50%	-31.5%	12/31/2022	2.67	0	0	0.25%	-31.4%	12/31/2022	2.73	0	0	0.00%	-31.2%
12/31/2021	3.80	0	0	0.50%	13.3%	12/31/2021	3.88	0	0	0.25%	13.6%	12/31/2021	3.97	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.3%
2023	0.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMId Co Y Class - 06-757

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,575	$13,358	360
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$12,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,644	4,300	$2.94
Band 100	-	-	3.04
Band 75	-	-	3.14
Band 50	-	-	3.24
Band 25	-	-	3.35
Band 0	-	-	3.46
Total	$12,644	4,300

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$581
Mortality & expense charges			(438)
Net investment income (loss)			143

Gain (loss) on investments:
Net realized gain (loss)			(7,432)
Realized gain distributions			5,371
Net change in unrealized appreciation (depreciation)			7,016
Net gain (loss)			4,955

Increase (decrease) in net assets from operations			$5,098

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143	$154
Net realized gain (loss)		(7,432)	(354)
Realized gain distributions		5,371	2,834
Net change in unrealized appreciation (depreciation)		7,016	(5,372)

Increase (decrease) in net assets from operations		5,098	(2,738)

Contract owner transactions:
Proceeds from units sold		6,495	9,397
Cost of units redeemed		(35,654)	(3,093)
Account charges		(93)	(91)
Increase (decrease)		(29,252)	6,213
Net increase (decrease)		(24,154)	3,475
Net assets, beginning		36,798	33,323
Net assets, ending		$12,644	$36,798

Units sold		2,316	3,512
Units redeemed		(12,481)	(1,175)
Net increase (decrease)		(10,165)	2,337
Units outstanding, beginning		14,465	12,128
Units outstanding, ending		4,300	14,465

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,010,819
Cost of units redeemed/account charges			(11,288,654)
Net investment income (loss)			(14,612)
Net realized gain (loss)			981,453
Realized gain distributions			324,421
Net change in unrealized appreciation (depreciation)			(783)
Net assets			$12,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.94	4	$13	1.25%	15.6%	12/31/2025	$3.04	0	$0	1.00%	15.9%	12/31/2025	$3.14	0	$0	0.75%	16.2%
12/31/2024	2.54	14	37	1.25%	-7.4%	12/31/2024	2.62	0	0	1.00%	-7.2%	12/31/2024	2.70	0	0	0.75%	-6.9%
12/31/2023	2.75	12	33	1.25%	11.2%	12/31/2023	2.82	0	0	1.00%	11.5%	12/31/2023	2.90	0	0	0.75%	11.7%
12/31/2022	2.47	14	35	1.25%	-31.9%	12/31/2022	2.53	0	0	1.00%	-31.7%	12/31/2022	2.60	0	0	0.75%	-31.5%
12/31/2021	3.63	12	42	1.25%	12.7%	12/31/2021	3.71	0	0	1.00%	13.0%	12/31/2021	3.80	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.24	0	$0	0.50%	16.4%	12/31/2025	$3.35	0	$0	0.25%	16.7%	12/31/2025	$3.46	0	$0	0.00%	17.0%
12/31/2024	2.79	0	0	0.50%	-6.7%	12/31/2024	2.87	0	0	0.25%	-6.5%	12/31/2024	2.96	0	0	0.00%	-6.2%
12/31/2023	2.99	0	0	0.50%	12.0%	12/31/2023	3.07	0	0	0.25%	12.3%	12/31/2023	3.16	0	0	0.00%	12.6%
12/31/2022	2.67	0	0	0.50%	-31.4%	12/31/2022	2.73	0	0	0.25%	-31.2%	12/31/2022	2.80	0	0	0.00%	-31.0%
12/31/2021	3.88	0	0	0.50%	13.6%	12/31/2021	3.97	0	0	0.25%	13.9%	12/31/2021	4.07	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	1.7%
2023	1.2%
2022	0.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap A Class - 06-262

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,410,960	$1,335,460	49,128
Receivables: investments sold	993
Payables: investments purchased	-
Net assets	$1,411,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$928,625	504,431	$1.84
Band 100	482,992	250,075	1.93
Band 75	-	-	2.03
Band 50	336	158	2.13
Band 25	-	-	2.23
Band 0	-	-	2.34
Total	$1,411,953	754,664

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,565
Mortality & expense charges			(16,371)
Net investment income (loss)			(13,806)

Gain (loss) on investments:
Net realized gain (loss)			38,213
Realized gain distributions			113,953
Net change in unrealized appreciation (depreciation)			(29,775)
Net gain (loss)			122,391

Increase (decrease) in net assets from operations			$108,585

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,806)	$(12,545)
Net realized gain (loss)		38,213	17,517
Realized gain distributions		113,953	113,507
Net change in unrealized appreciation (depreciation)		(29,775)	78,830

Increase (decrease) in net assets from operations		108,585	197,309

Contract owner transactions:
Proceeds from units sold		197,573	144,690
Cost of units redeemed		(284,997)	(187,939)
Account charges		(83)	(179)
Increase (decrease)		(87,507)	(43,428)
Net increase (decrease)		21,078	153,881
Net assets, beginning		1,390,875	1,236,994
Net assets, ending		$1,411,953	$1,390,875

Units sold		113,276	96,047
Units redeemed		(157,801)	(119,545)
Net increase (decrease)		(44,525)	(23,498)
Units outstanding, beginning		799,189	822,687
Units outstanding, ending		754,664	799,189

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,851,874
Cost of units redeemed/account charges			(12,430,310)
Net investment income (loss)			(275,116)
Net realized gain (loss)			543,547
Realized gain distributions			1,646,458
Net change in unrealized appreciation (depreciation)			75,500
Net assets			$1,411,953

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	504	$929	1.25%	7.6%	12/31/2025	$1.93	250	$483	1.00%	7.8%	12/31/2025	$2.03	0	$0	0.75%	8.1%
12/31/2024	1.71	509	872	1.25%	15.6%	12/31/2024	1.79	290	519	1.00%	15.9%	12/31/2024	1.87	0	0	0.75%	16.2%
12/31/2023	1.48	529	783	1.25%	13.1%	12/31/2023	1.55	294	454	1.00%	13.3%	12/31/2023	1.61	0	0	0.75%	13.6%
12/31/2022	1.31	545	714	1.25%	-15.4%	12/31/2022	1.36	282	385	1.00%	-15.2%	12/31/2022	1.42	0	0	0.75%	-15.0%
12/31/2021	1.55	719	1,112	1.25%	21.5%	12/31/2021	1.61	282	453	1.00%	21.8%	12/31/2021	1.67	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	0	$0	0.50%	8.4%	12/31/2025	$2.23	0	$0	0.25%	8.6%	12/31/2025	$2.34	0	$0	0.00%	8.9%
12/31/2024	1.96	0	0	0.50%	16.5%	12/31/2024	2.05	0	0	0.25%	16.8%	12/31/2024	2.15	0	0	0.00%	17.1%
12/31/2023	1.68	0	0	0.50%	13.9%	12/31/2023	1.76	0	0	0.25%	14.2%	12/31/2023	1.84	0	0	0.00%	14.5%
12/31/2022	1.48	0	0	0.50%	-14.8%	12/31/2022	1.54	0	0	0.25%	-14.6%	12/31/2022	1.60	0	0	0.00%	-14.3%
12/31/2021	1.73	0	0	0.50%	22.4%	12/31/2021	1.80	0	0	0.25%	22.7%	12/31/2021	1.87	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.0%
2022	0.1%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap Y Class - 06-759

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$326,158	$282,627	9,845
Receivables: investments sold	1,879
Payables: investments purchased	-
Net assets	$328,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328,037	97,744	$3.36
Band 100	-	-	3.47
Band 75	-	-	3.58
Band 50	-	-	3.70
Band 25	-	-	3.83
Band 0	-	-	3.95
Total	$328,037	97,744

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,200
Mortality & expense charges			(3,701)
Net investment income (loss)			(2,501)

Gain (loss) on investments:
Net realized gain (loss)			1,137
Realized gain distributions			22,887
Net change in unrealized appreciation (depreciation)			1,520
Net gain (loss)			25,544

Increase (decrease) in net assets from operations			$23,043

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,501)	$(2,147)
Net realized gain (loss)		1,137	2,203
Realized gain distributions		22,887	20,184
Net change in unrealized appreciation (depreciation)		1,520	18,165

Increase (decrease) in net assets from operations		23,043	38,405

Contract owner transactions:
Proceeds from units sold		29,807	24,829
Cost of units redeemed		(4,670)	(19,048)
Account charges		(440)	(473)
Increase (decrease)		24,697	5,308
Net increase (decrease)		47,740	43,713
Net assets, beginning		280,297	236,584
Net assets, ending		$328,037	$280,297

Units sold		9,323	8,577
Units redeemed		(1,649)	(6,587)
Net increase (decrease)		7,674	1,990
Units outstanding, beginning		90,070	88,080
Units outstanding, ending		97,744	90,070

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,232,526
Cost of units redeemed/account charges			(7,991,213)
Net investment income (loss)			(92,531)
Net realized gain (loss)			(92,502)
Realized gain distributions			1,228,226
Net change in unrealized appreciation (depreciation)			43,531
Net assets			$328,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.36	98	$328	1.25%	7.8%	12/31/2025	$3.47	0	$0	1.00%	8.1%	12/31/2025	$3.58	0	$0	0.75%	8.4%
12/31/2024	3.11	90	280	1.25%	15.9%	12/31/2024	3.21	0	0	1.00%	16.2%	12/31/2024	3.31	0	0	0.75%	16.4%
12/31/2023	2.69	88	237	1.25%	13.3%	12/31/2023	2.76	0	0	1.00%	13.6%	12/31/2023	2.84	0	0	0.75%	13.9%
12/31/2022	2.37	102	242	1.25%	-15.2%	12/31/2022	2.43	0	0	1.00%	-15.0%	12/31/2022	2.49	0	0	0.75%	-14.7%
12/31/2021	2.79	117	327	1.25%	21.8%	12/31/2021	2.86	0	0	1.00%	22.1%	12/31/2021	2.92	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.70	0	$0	0.50%	8.7%	12/31/2025	$3.83	0	$0	0.25%	8.9%	12/31/2025	$3.95	0	$0	0.00%	9.2%
12/31/2024	3.41	0	0	0.50%	16.7%	12/31/2024	3.51	0	0	0.25%	17.0%	12/31/2024	3.62	0	0	0.00%	17.3%
12/31/2023	2.92	0	0	0.50%	14.2%	12/31/2023	3.00	0	0	0.25%	14.4%	12/31/2023	3.09	0	0	0.00%	14.7%
12/31/2022	2.56	0	0	0.50%	-14.5%	12/31/2022	2.62	0	0	0.25%	-14.3%	12/31/2022	2.69	0	0	0.00%	-14.1%
12/31/2021	2.99	0	0	0.50%	22.7%	12/31/2021	3.06	0	0	0.25%	23.0%	12/31/2021	3.13	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.4%
2023	0.0%
2022	0.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap Y Class - 06-758 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.47
Band 100	-	-	4.62
Band 75	-	-	4.78
Band 50	-	-	4.93
Band 25	-	-	5.10
Band 0	-	-	5.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$102,348
Cost of units redeemed/account charges			(116,350)
Net investment income (loss)			(1,449)
Net realized gain (loss)			8,694
Realized gain distributions			6,757
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.47	0	$0	1.25%	17.6%	12/31/2025	$4.62	0	$0	1.00%	17.9%	12/31/2025	$4.78	0	$0	0.75%	18.2%
12/31/2024	3.80	0	0	1.25%	26.1%	12/31/2024	3.92	0	0	1.00%	26.4%	12/31/2024	4.04	0	0	0.75%	26.7%
12/31/2023	3.02	0	0	1.25%	24.7%	12/31/2023	3.10	0	0	1.00%	25.0%	12/31/2023	3.19	0	0	0.75%	25.3%
12/31/2022	2.42	0	0	1.25%	-20.5%	12/31/2022	2.48	0	0	1.00%	-20.3%	12/31/2022	2.54	0	0	0.75%	-20.1%
12/31/2021	3.04	0	0	1.25%	25.3%	12/31/2021	3.11	0	0	1.00%	25.6%	12/31/2021	3.18	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.93	0	$0	0.50%	18.5%	12/31/2025	$5.10	0	$0	0.25%	18.8%	12/31/2025	$5.27	0	$0	0.00%	19.1%
12/31/2024	4.16	0	0	0.50%	27.0%	12/31/2024	4.29	0	0	0.25%	27.4%	12/31/2024	4.42	0	0	0.00%	27.7%
12/31/2023	3.28	0	0	0.50%	25.6%	12/31/2023	3.37	0	0	0.25%	25.9%	12/31/2023	3.46	0	0	0.00%	26.2%
12/31/2022	2.61	0	0	0.50%	-19.9%	12/31/2022	2.68	0	0	0.25%	-19.7%	12/31/2022	2.74	0	0	0.00%	-19.5%
12/31/2021	3.26	0	0	0.50%	26.3%	12/31/2021	3.33	0	0	0.25%	26.6%	12/31/2021	3.41	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap A Class - 06-766

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,565	$258,987	11,679
Receivables: investments sold	77
Payables: investments purchased	-
Net assets	$353,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,281	50,653	$4.33
Band 100	134,361	30,035	4.47
Band 75	-	-	4.62
Band 50	-	-	4.78
Band 25	-	-	4.94
Band 0	-	-	5.10
Total	$353,642	80,688

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$249
Mortality & expense charges			(3,763)
Net investment income (loss)			(3,514)

Gain (loss) on investments:
Net realized gain (loss)			3,105
Realized gain distributions			16,467
Net change in unrealized appreciation (depreciation)			37,448
Net gain (loss)			57,020

Increase (decrease) in net assets from operations			$53,506

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,514)	$(1,708)
Net realized gain (loss)		3,105	422
Realized gain distributions		16,467	24,349
Net change in unrealized appreciation (depreciation)		37,448	39,065

Increase (decrease) in net assets from operations		53,506	62,128

Contract owner transactions:
Proceeds from units sold		8,507	7,896
Cost of units redeemed		(12,811)	(7,192)
Account charges		(8)	(9)
Increase (decrease)		(4,312)	695
Net increase (decrease)		49,194	62,823
Net assets, beginning		304,448	241,625
Net assets, ending		$353,642	$304,448

Units sold		2,193	2,291
Units redeemed		(3,090)	(2,237)
Net increase (decrease)		(897)	54
Units outstanding, beginning		81,585	81,531
Units outstanding, ending		80,688	81,585

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,698,351
Cost of units redeemed/account charges			(1,850,873)
Net investment income (loss)			(33,471)
Net realized gain (loss)			29,640
Realized gain distributions			415,417
Net change in unrealized appreciation (depreciation)			94,578
Net assets			$353,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.33	51	$219	1.25%	17.3%	12/31/2025	$4.47	30	$134	1.00%	17.6%	12/31/2025	$4.62	0	$0	0.75%	17.9%
12/31/2024	3.69	52	190	1.25%	25.8%	12/31/2024	3.80	30	114	1.00%	26.1%	12/31/2024	3.92	0	0	0.75%	26.4%
12/31/2023	2.93	51	151	1.25%	24.4%	12/31/2023	3.02	30	91	1.00%	24.7%	12/31/2023	3.10	0	0	0.75%	25.0%
12/31/2022	2.36	50	119	1.25%	-20.7%	12/31/2022	2.42	30	73	1.00%	-20.5%	12/31/2022	2.48	0	0	0.75%	-20.3%
12/31/2021	2.97	77	228	1.25%	25.0%	12/31/2021	3.04	30	91	1.00%	25.3%	12/31/2021	3.11	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.78	0	$0	0.50%	18.2%	12/31/2025	$4.94	0	$0	0.25%	18.5%	12/31/2025	$5.10	0	$0	0.00%	18.8%
12/31/2024	4.04	0	0	0.50%	26.8%	12/31/2024	4.17	0	0	0.25%	27.1%	12/31/2024	4.29	0	0	0.00%	27.4%
12/31/2023	3.19	0	0	0.50%	25.3%	12/31/2023	3.28	0	0	0.25%	25.6%	12/31/2023	3.37	0	0	0.00%	25.9%
12/31/2022	2.54	0	0	0.50%	-20.1%	12/31/2022	2.61	0	0	0.25%	-19.9%	12/31/2022	2.68	0	0	0.00%	-19.7%
12/31/2021	3.18	0	0	0.50%	25.9%	12/31/2021	3.26	0	0	0.25%	26.2%	12/31/2021	3.33	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.6%
2023	0.1%
2022	0.2%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate A Class - 06-078

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,475	$74,255	10,222
Receivables: investments sold	156
Payables: investments purchased	-
Net assets	$65,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,631	50,221	$1.31
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.42
Band 25	-	-	1.47
Band 0	-	-	1.51
Total	$65,631	50,221

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,356
Mortality & expense charges			(853)
Net investment income (loss)			4,503

Gain (loss) on investments:
Net realized gain (loss)			(511)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,378)
Net gain (loss)			(1,889)

Increase (decrease) in net assets from operations			$2,614

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,503	$5,246
Net realized gain (loss)		(511)	(146)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,378)	(477)

Increase (decrease) in net assets from operations		2,614	4,623

Contract owner transactions:
Proceeds from units sold		9,364	6,372
Cost of units redeemed		(14,597)	(6,199)
Account charges		(15)	(10)
Increase (decrease)		(5,248)	163
Net increase (decrease)		(2,634)	4,786
Net assets, beginning		68,265	63,479
Net assets, ending		$65,631	$68,265

Units sold		7,289	5,212
Units redeemed		(11,258)	(5,035)
Net increase (decrease)		(3,969)	177
Units outstanding, beginning		54,190	54,013
Units outstanding, ending		50,221	54,190

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$219,748
Cost of units redeemed/account charges			(173,030)
Net investment income (loss)			30,448
Net realized gain (loss)			(2,755)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,780)
Net assets			$65,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	50	$66	1.25%	3.7%	12/31/2025	$1.35	0	$0	1.00%	4.0%	12/31/2025	$1.38	0	$0	0.75%	4.3%
12/31/2024	1.26	54	68	1.25%	7.2%	12/31/2024	1.29	0	0	1.00%	7.5%	12/31/2024	1.33	0	0	0.75%	7.7%
12/31/2023	1.18	54	63	1.25%	9.9%	12/31/2023	1.20	0	0	1.00%	10.2%	12/31/2023	1.23	0	0	0.75%	10.5%
12/31/2022	1.07	58	62	1.25%	-1.5%	12/31/2022	1.09	0	0	1.00%	-1.2%	12/31/2022	1.12	0	0	0.75%	-1.0%
12/31/2021	1.08	52	57	1.25%	7.2%	12/31/2021	1.11	0	0	1.00%	7.5%	12/31/2021	1.13	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	0.50%	4.5%	12/31/2025	$1.47	0	$0	0.25%	4.8%	12/31/2025	$1.51	0	$0	0.00%	5.0%
12/31/2024	1.36	0	0	0.50%	8.0%	12/31/2024	1.40	0	0	0.25%	8.3%	12/31/2024	1.44	0	0	0.00%	8.5%
12/31/2023	1.26	0	0	0.50%	10.8%	12/31/2023	1.29	0	0	0.25%	11.0%	12/31/2023	1.32	0	0	0.00%	11.3%
12/31/2022	1.14	0	0	0.50%	-0.7%	12/31/2022	1.16	0	0	0.25%	-0.5%	12/31/2022	1.19	0	0	0.00%	-0.2%
12/31/2021	1.15	0	0	0.50%	8.0%	12/31/2021	1.17	0	0	0.25%	8.3%	12/31/2021	1.19	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.0%
2024	9.2%
2023	9.0%
2022	7.7%
2021	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate Y Class - 06-062 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.47
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$408,096
Cost of units redeemed/account charges			(417,151)
Net investment income (loss)			9,694
Net realized gain (loss)			(639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	1.25%	4.0%	12/31/2025	$1.38	0	$0	1.00%	4.3%	12/31/2025	$1.42	0	$0	0.75%	4.5%
12/31/2024	1.29	0	0	1.25%	7.5%	12/31/2024	1.33	0	0	1.00%	7.7%	12/31/2024	1.36	0	0	0.75%	8.0%
12/31/2023	1.20	0	0	1.25%	10.2%	12/31/2023	1.23	0	0	1.00%	10.5%	12/31/2023	1.26	0	0	0.75%	10.8%
12/31/2022	1.09	0	0	1.25%	-1.2%	12/31/2022	1.12	0	0	1.00%	-1.0%	12/31/2022	1.14	0	0	0.75%	-0.8%
12/31/2021	1.11	0	0	1.25%	7.7%	12/31/2021	1.13	0	0	1.00%	7.9%	12/31/2021	1.15	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	4.8%	12/31/2025	$1.51	0	$0	0.25%	5.0%	12/31/2025	$1.55	0	$0	0.00%	5.3%
12/31/2024	1.40	0	0	0.50%	8.3%	12/31/2024	1.44	0	0	0.25%	8.5%	12/31/2024	1.47	0	0	0.00%	8.8%
12/31/2023	1.29	0	0	0.50%	11.0%	12/31/2023	1.32	0	0	0.25%	11.3%	12/31/2023	1.36	0	0	0.00%	11.6%
12/31/2022	1.16	0	0	0.50%	-0.5%	12/31/2022	1.19	0	0	0.25%	-0.3%	12/31/2022	1.21	0	0	0.00%	0.0%
12/31/2021	1.17	0	0	0.50%	8.5%	12/31/2021	1.19	0	0	0.25%	8.8%	12/31/2021	1.21	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel A Class - 06-317

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,222	$12,168	366
Receivables: investments sold	-
Payables: investments purchased	(333)
Net assets	$11,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,889	3,822	$3.11
Band 100	-	-	3.25
Band 75	-	-	3.41
Band 50	-	-	3.56
Band 25	-	-	3.73
Band 0	-	-	3.90
Total	$11,889	3,822

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$241
Mortality & expense charges			(203)
Net investment income (loss)			38

Gain (loss) on investments:
Net realized gain (loss)			318
Realized gain distributions			1,297
Net change in unrealized appreciation (depreciation)			803
Net gain (loss)			2,418

Increase (decrease) in net assets from operations			$2,456

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38	$167
Net realized gain (loss)		318	6,511
Realized gain distributions		1,297	2,205
Net change in unrealized appreciation (depreciation)		803	(901)

Increase (decrease) in net assets from operations		2,456	7,982

Contract owner transactions:
Proceeds from units sold		249	2,822
Cost of units redeemed		(7,794)	(59,925)
Account charges		-	(349)
Increase (decrease)		(7,545)	(57,452)
Net increase (decrease)		(5,089)	(49,470)
Net assets, beginning		16,978	66,448
Net assets, ending		$11,889	$16,978

Units sold		89	1,125
Units redeemed		(2,652)	(22,380)
Net increase (decrease)		(2,563)	(21,255)
Units outstanding, beginning		6,385	27,640
Units outstanding, ending		3,822	6,385

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,169,249
Cost of units redeemed/account charges			(1,372,013)
Net investment income (loss)			7,374
Net realized gain (loss)			136,612
Realized gain distributions			70,613
Net change in unrealized appreciation (depreciation)			54
Net assets			$11,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.11	4	$12	1.25%	17.0%	12/31/2025	$3.25	0	$0	1.00%	17.3%	12/31/2025	$3.41	0	$0	0.75%	17.6%
12/31/2024	2.66	6	17	1.25%	10.6%	12/31/2024	2.78	0	0	1.00%	10.9%	12/31/2024	2.90	0	0	0.75%	11.2%
12/31/2023	2.40	28	66	1.25%	10.7%	12/31/2023	2.50	0	0	1.00%	11.0%	12/31/2023	2.61	0	0	0.75%	11.3%
12/31/2022	2.17	26	55	1.25%	2.1%	12/31/2022	2.26	0	0	1.00%	2.3%	12/31/2022	2.34	0	0	0.75%	2.6%
12/31/2021	2.13	61	130	1.25%	28.5%	12/31/2021	2.20	0	0	1.00%	28.8%	12/31/2021	2.28	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.56	0	$0	0.50%	17.9%	12/31/2025	$3.73	0	$0	0.25%	18.2%	12/31/2025	$3.90	0	$0	0.00%	18.5%
12/31/2024	3.02	0	0	0.50%	11.4%	12/31/2024	3.16	0	0	0.25%	11.7%	12/31/2024	3.29	0	0	0.00%	12.0%
12/31/2023	2.71	0	0	0.50%	11.5%	12/31/2023	2.82	0	0	0.25%	11.8%	12/31/2023	2.94	0	0	0.00%	12.1%
12/31/2022	2.43	0	0	0.50%	2.8%	12/31/2022	2.53	0	0	0.25%	3.1%	12/31/2022	2.62	0	0	0.00%	3.3%
12/31/2021	2.37	0	0	0.50%	29.5%	12/31/2021	2.45	0	0	0.25%	29.8%	12/31/2021	2.54	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	1.5%
2022	1.3%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel Y Class - 06-762 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.80
Band 100	-	-	3.92
Band 75	-	-	4.05
Band 50	-	-	4.19
Band 25	-	-	4.33
Band 0	-	-	4.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$125,809
Cost of units redeemed/account charges			(122,745)
Net investment income (loss)			1,299
Net realized gain (loss)			(22,225)
Realized gain distributions			17,862
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.80	0	$0	1.25%	17.3%	12/31/2025	$3.92	0	$0	1.00%	17.6%	12/31/2025	$4.05	0	$0	0.75%	17.9%
12/31/2024	3.24	0	0	1.25%	10.9%	12/31/2024	3.34	0	0	1.00%	11.2%	12/31/2024	3.44	0	0	0.75%	11.5%
12/31/2023	2.92	0	0	1.25%	10.9%	12/31/2023	3.00	0	0	1.00%	11.2%	12/31/2023	3.09	0	0	0.75%	11.5%
12/31/2022	2.63	0	0	1.25%	2.3%	12/31/2022	2.70	0	0	1.00%	2.6%	12/31/2022	2.77	0	0	0.75%	2.8%
12/31/2021	2.57	0	0	1.25%	28.8%	12/31/2021	2.63	0	0	1.00%	29.2%	12/31/2021	2.69	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.19	0	$0	0.50%	18.2%	12/31/2025	$4.33	0	$0	0.25%	18.4%	12/31/2025	$4.47	0	$0	0.00%	18.7%
12/31/2024	3.55	0	0	0.50%	11.7%	12/31/2024	3.65	0	0	0.25%	12.0%	12/31/2024	3.77	0	0	0.00%	12.3%
12/31/2023	3.17	0	0	0.50%	11.8%	12/31/2023	3.26	0	0	0.25%	12.0%	12/31/2023	3.35	0	0	0.00%	12.3%
12/31/2022	2.84	0	0	0.50%	3.1%	12/31/2022	2.91	0	0	0.25%	3.3%	12/31/2022	2.99	0	0	0.00%	3.6%
12/31/2021	2.75	0	0	0.50%	29.8%	12/31/2021	2.82	0	0	0.25%	30.1%	12/31/2021	2.88	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc Y Class - 06-893 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.93
Band 75	-	-	1.98
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$347,915
Cost of units redeemed/account charges			(383,454)
Net investment income (loss)			3,911
Net realized gain (loss)			15,174
Realized gain distributions			16,454
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	1.25%	14.3%	12/31/2025	$1.93	0	$0	1.00%	14.6%	12/31/2025	$1.98	0	$0	0.75%	14.9%
12/31/2024	1.64	0	0	1.25%	8.6%	12/31/2024	1.68	0	0	1.00%	8.9%	12/31/2024	1.72	0	0	0.75%	9.2%
12/31/2023	1.51	0	0	1.25%	12.5%	12/31/2023	1.54	0	0	1.00%	12.7%	12/31/2023	1.58	0	0	0.75%	13.0%
12/31/2022	1.34	0	0	1.25%	-20.2%	12/31/2022	1.37	0	0	1.00%	-20.0%	12/31/2022	1.40	0	0	0.75%	-19.8%
12/31/2021	1.68	0	0	1.25%	12.8%	12/31/2021	1.71	0	0	1.00%	13.1%	12/31/2021	1.74	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	15.2%	12/31/2025	$2.09	0	$0	0.25%	15.5%	12/31/2025	$2.15	0	$0	0.00%	15.8%
12/31/2024	1.77	0	0	0.50%	9.4%	12/31/2024	1.81	0	0	0.25%	9.7%	12/31/2024	1.86	0	0	0.00%	10.0%
12/31/2023	1.61	0	0	0.50%	13.3%	12/31/2023	1.65	0	0	0.25%	13.6%	12/31/2023	1.69	0	0	0.00%	13.9%
12/31/2022	1.43	0	0	0.50%	-19.6%	12/31/2022	1.45	0	0	0.25%	-19.4%	12/31/2022	1.48	0	0	0.00%	-19.2%
12/31/2021	1.77	0	0	0.50%	13.7%	12/31/2021	1.80	0	0	0.25%	14.0%	12/31/2021	1.83	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond Y Class - 06-894

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,755	$161,867	25,530
Receivables: investments sold	257
Payables: investments purchased	-
Net assets	$145,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,012	132,232	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.26
Total	$145,012	132,232

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,366
Mortality & expense charges			(1,775)
Net investment income (loss)			4,591

Gain (loss) on investments:
Net realized gain (loss)			148
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,883
Net gain (loss)			3,031

Increase (decrease) in net assets from operations			$7,622

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,591	$4,976
Net realized gain (loss)		148	(3,395)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,883	1,331

Increase (decrease) in net assets from operations		7,622	2,912

Contract owner transactions:
Proceeds from units sold		18,430	24,457
Cost of units redeemed		(13,007)	(51,623)
Account charges		(8)	(104)
Increase (decrease)		5,415	(27,270)
Net increase (decrease)		13,037	(24,358)
Net assets, beginning		131,975	156,333
Net assets, ending		$145,012	$131,975

Units sold		17,241	23,610
Units redeemed		(11,988)	(48,708)
Net increase (decrease)		5,253	(25,098)
Units outstanding, beginning		126,979	152,077
Units outstanding, ending		132,232	126,979

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,174,380
Cost of units redeemed/account charges			(4,095,775)
Net investment income (loss)			84,473
Net realized gain (loss)			(31,554)
Realized gain distributions			30,600
Net change in unrealized appreciation (depreciation)			(17,112)
Net assets			$145,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	132	$145	1.25%	5.5%	12/31/2025	$1.13	0	$0	1.00%	5.8%	12/31/2025	$1.16	0	$0	0.75%	6.0%
12/31/2024	1.04	127	132	1.25%	1.1%	12/31/2024	1.07	0	0	1.00%	1.4%	12/31/2024	1.09	0	0	0.75%	1.6%
12/31/2023	1.03	152	156	1.25%	4.4%	12/31/2023	1.05	0	0	1.00%	4.6%	12/31/2023	1.08	0	0	0.75%	4.9%
12/31/2022	0.99	144	142	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.16	138	160	1.25%	-2.4%	12/31/2021	1.18	0	0	1.00%	-2.2%	12/31/2021	1.20	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	6.3%	12/31/2025	$1.22	0	$0	0.25%	6.6%	12/31/2025	$1.26	0	$0	0.00%	6.8%
12/31/2024	1.12	0	0	0.50%	1.9%	12/31/2024	1.15	0	0	0.25%	2.1%	12/31/2024	1.18	0	0	0.00%	2.4%
12/31/2023	1.10	0	0	0.50%	5.1%	12/31/2023	1.12	0	0	0.25%	5.4%	12/31/2023	1.15	0	0	0.00%	5.7%
12/31/2022	1.05	0	0	0.50%	-14.3%	12/31/2022	1.07	0	0	0.25%	-14.1%	12/31/2022	1.09	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-1.7%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.26	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	4.7%
2023	4.3%
2022	3.0%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc A Class - 06-924

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,884	$5,551	395
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$5,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,888	3,224	$1.83
Band 100	-	-	1.88
Band 75	-	-	1.93
Band 50	-	-	1.98
Band 25	-	-	2.04
Band 0	-	-	2.09
Total	$5,888	3,224

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$91
Mortality & expense charges			(68)
Net investment income (loss)			23

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			198
Net change in unrealized appreciation (depreciation)			499
Net gain (loss)			699

Increase (decrease) in net assets from operations			$722

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23	$45
Net realized gain (loss)		2	-
Realized gain distributions		198	173
Net change in unrealized appreciation (depreciation)		499	179

Increase (decrease) in net assets from operations		722	397

Contract owner transactions:
Proceeds from units sold		45	33
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		45	33
Net increase (decrease)		767	430
Net assets, beginning		5,121	4,691
Net assets, ending		$5,888	$5,121

Units sold		25	22
Units redeemed		-	-
Net increase (decrease)		25	22
Units outstanding, beginning		3,199	3,177
Units outstanding, ending		3,224	3,199

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,358,997
Cost of units redeemed/account charges			(1,628,191)
Net investment income (loss)			10,509
Net realized gain (loss)			263,186
Realized gain distributions			1,054
Net change in unrealized appreciation (depreciation)			333
Net assets			$5,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	3	$6	1.25%	14.1%	12/31/2025	$1.88	0	$0	1.00%	14.4%	12/31/2025	$1.93	0	$0	0.75%	14.7%
12/31/2024	1.60	3	5	1.25%	8.4%	12/31/2024	1.64	0	0	1.00%	8.7%	12/31/2024	1.68	0	0	0.75%	8.9%
12/31/2023	1.48	3	5	1.25%	12.1%	12/31/2023	1.51	0	0	1.00%	12.4%	12/31/2023	1.54	0	0	0.75%	12.7%
12/31/2022	1.32	3	4	1.25%	-20.3%	12/31/2022	1.34	0	0	1.00%	-20.1%	12/31/2022	1.37	0	0	0.75%	-19.9%
12/31/2021	1.65	2	3	1.25%	12.5%	12/31/2021	1.68	0	0	1.00%	12.8%	12/31/2021	1.71	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	15.0%	12/31/2025	$2.04	0	$0	0.25%	15.2%	12/31/2025	$2.09	0	$0	0.00%	15.5%
12/31/2024	1.72	0	0	0.50%	9.2%	12/31/2024	1.77	0	0	0.25%	9.5%	12/31/2024	1.81	0	0	0.00%	9.8%
12/31/2023	1.58	0	0	0.50%	13.0%	12/31/2023	1.61	0	0	0.25%	13.2%	12/31/2023	1.65	0	0	0.00%	13.5%
12/31/2022	1.40	0	0	0.50%	-19.7%	12/31/2022	1.43	0	0	0.25%	-19.5%	12/31/2022	1.45	0	0	0.00%	-19.3%
12/31/2021	1.74	0	0	0.50%	13.3%	12/31/2021	1.77	0	0	0.25%	13.6%	12/31/2021	1.80	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	1.7%
2022	1.7%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond A Class - 06-926

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,256,406	$1,414,898	221,603
Receivables: investments sold	8,950
Payables: investments purchased	-
Net assets	$1,265,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,265,356	1,191,910	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.22
Total	$1,265,356	1,191,910

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$54,642
Mortality & expense charges			(16,103)
Net investment income (loss)			38,539

Gain (loss) on investments:
Net realized gain (loss)			(31,864)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60,142
Net gain (loss)			28,278

Increase (decrease) in net assets from operations			$66,817

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,539	$44,942
Net realized gain (loss)		(31,864)	(19,631)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		60,142	(12,951)

Increase (decrease) in net assets from operations		66,817	12,360

Contract owner transactions:
Proceeds from units sold		89,545	164,442
Cost of units redeemed		(332,407)	(203,387)
Account charges		(91)	(528)
Increase (decrease)		(242,953)	(39,473)
Net increase (decrease)		(176,136)	(27,113)
Net assets, beginning		1,441,492	1,468,605
Net assets, ending		$1,265,356	$1,441,492

Units sold		87,256	170,096
Units redeemed		(324,305)	(209,491)
Net increase (decrease)		(237,049)	(39,395)
Units outstanding, beginning		1,428,959	1,468,354
Units outstanding, ending		1,191,910	1,428,959

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,067,145
Cost of units redeemed/account charges			(2,845,859)
Net investment income (loss)			229,269
Net realized gain (loss)			(106,350)
Realized gain distributions			79,643
Net change in unrealized appreciation (depreciation)			(158,492)
Net assets			$1,265,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	1,192	$1,265	1.25%	5.2%	12/31/2025	$1.09	0	$0	1.00%	5.5%	12/31/2025	$1.12	0	$0	0.75%	5.8%
12/31/2024	1.01	1,429	1,441	1.25%	0.9%	12/31/2024	1.03	0	0	1.00%	1.1%	12/31/2024	1.06	0	0	0.75%	1.4%
12/31/2023	1.00	1,468	1,469	1.25%	3.9%	12/31/2023	1.02	0	0	1.00%	4.2%	12/31/2023	1.05	0	0	0.75%	4.4%
12/31/2022	0.96	1,348	1,298	1.25%	-15.1%	12/31/2022	0.98	0	0	1.00%	-14.9%	12/31/2022	1.00	0	0	0.75%	-14.7%
12/31/2021	1.13	1,368	1,551	1.25%	-2.8%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.17	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	6.0%	12/31/2025	$1.18	0	$0	0.25%	6.3%	12/31/2025	$1.22	0	$0	0.00%	6.6%
12/31/2024	1.09	0	0	0.50%	1.6%	12/31/2024	1.11	0	0	0.25%	1.9%	12/31/2024	1.14	0	0	0.00%	2.1%
12/31/2023	1.07	0	0	0.50%	4.7%	12/31/2023	1.09	0	0	0.25%	5.0%	12/31/2023	1.12	0	0	0.00%	5.2%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.19	0	0	0.50%	-2.1%	12/31/2021	1.22	0	0	0.25%	-1.8%	12/31/2021	1.24	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.3%
2023	4.1%
2022	2.7%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts R6 Class - 06-DDD

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$768,746	$839,488	22,600
Receivables: investments sold	-
Payables: investments purchased	(1,011)
Net assets	$767,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$767,735	500,079	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$767,735	500,079

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,673
Mortality & expense charges			(10,976)
Net investment income (loss)			(2,303)

Gain (loss) on investments:
Net realized gain (loss)			(10,420)
Realized gain distributions			286,831
Net change in unrealized appreciation (depreciation)			(58,402)
Net gain (loss)			218,009

Increase (decrease) in net assets from operations			$215,706

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,303)	$(21,384)
Net realized gain (loss)		(10,420)	(361,343)
Realized gain distributions		286,831	-
Net change in unrealized appreciation (depreciation)		(58,402)	402,889

Increase (decrease) in net assets from operations		215,706	20,162

Contract owner transactions:
Proceeds from units sold		161,142	442,607
Cost of units redeemed		(509,516)	(6,346,758)
Account charges		(107)	(2,642)
Increase (decrease)		(348,481)	(5,906,793)
Net increase (decrease)		(132,775)	(5,886,631)
Net assets, beginning		900,510	6,787,141
Net assets, ending		$767,735	$900,510

Units sold		123,719	497,416
Units redeemed		(369,989)	(5,134,157)
Net increase (decrease)		(246,270)	(4,636,741)
Units outstanding, beginning		746,349	5,383,090
Units outstanding, ending		500,079	746,349

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,878,200
Cost of units redeemed/account charges			(17,641,581)
Net investment income (loss)			(24,536)
Net realized gain (loss)			(212,962)
Realized gain distributions			839,356
Net change in unrealized appreciation (depreciation)			(70,742)
Net assets			$767,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	500	$768	1.25%	27.2%	12/31/2025	$1.57	0	$0	1.00%	27.6%	12/31/2025	$1.61	0	$0	0.75%	27.9%
12/31/2024	1.21	746	901	1.25%	-2.2%	12/31/2024	1.23	0	0	1.00%	-2.0%	12/31/2024	1.26	0	0	0.75%	-1.7%
12/31/2023	1.23	4,108	5,068	1.25%	10.2%	12/31/2023	1.26	0	0	1.00%	10.4%	12/31/2023	1.28	0	0	0.75%	10.7%
12/31/2022	1.12	4,388	4,915	1.25%	-25.8%	12/31/2022	1.14	0	0	1.00%	-25.6%	12/31/2022	1.15	0	0	0.75%	-25.4%
12/31/2021	1.51	4,181	6,310	1.25%	-8.3%	12/31/2021	1.53	0	0	1.00%	-8.1%	12/31/2021	1.55	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	28.2%	12/31/2025	$1.68	0	$0	0.25%	28.5%	12/31/2025	$1.72	0	$0	0.00%	28.8%
12/31/2024	1.28	0	0	0.50%	-1.5%	12/31/2024	1.31	0	0	0.25%	-1.2%	12/31/2024	1.33	0	0	0.00%	-1.0%
12/31/2023	1.30	0	0	0.50%	11.0%	12/31/2023	1.32	0	0	0.25%	11.3%	12/31/2023	1.35	1,275	1,719	0.00%	11.5%
12/31/2022	1.17	0	0	0.50%	-25.2%	12/31/2022	1.19	0	0	0.25%	-25.0%	12/31/2022	1.21	1,325	1,601	0.00%	-24.8%
12/31/2021	1.57	0	0	0.50%	-7.6%	12/31/2021	1.59	0	0	0.25%	-7.4%	12/31/2021	1.61	1,589	2,555	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.1%
2023	1.0%
2022	1.0%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co R6 Class - 06-FCC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,912	$267,750	6,527
Receivables: investments sold	167
Payables: investments purchased	-
Net assets	$230,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$230,079	132,479	$1.74
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.95
Total	$230,079	132,479

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,271
Mortality & expense charges			(2,784)
Net investment income (loss)			1,487

Gain (loss) on investments:
Net realized gain (loss)			(12,613)
Realized gain distributions			35,309
Net change in unrealized appreciation (depreciation)			7,843
Net gain (loss)			30,539

Increase (decrease) in net assets from operations			$32,026

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,487	$1,697
Net realized gain (loss)		(12,613)	165
Realized gain distributions		35,309	23,113
Net change in unrealized appreciation (depreciation)		7,843	(46,227)

Increase (decrease) in net assets from operations		32,026	(21,252)

Contract owner transactions:
Proceeds from units sold		15,596	40,248
Cost of units redeemed		(46,243)	(63,674)
Account charges		(9)	(7)
Increase (decrease)		(30,656)	(23,433)
Net increase (decrease)		1,370	(44,685)
Net assets, beginning		228,709	273,394
Net assets, ending		$230,079	$228,709

Units sold		9,583	25,659
Units redeemed		(29,512)	(42,176)
Net increase (decrease)		(19,929)	(16,517)
Units outstanding, beginning		152,408	168,925
Units outstanding, ending		132,479	152,408

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$322,549
Cost of units redeemed/account charges			(125,475)
Net investment income (loss)			1,855
Net realized gain (loss)			(13,059)
Realized gain distributions			82,047
Net change in unrealized appreciation (depreciation)			(37,838)
Net assets			$230,079

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	132	$230	1.25%	15.7%	12/31/2025	$1.78	0	$0	1.00%	16.0%	12/31/2025	$1.82	0	$0	0.75%	16.3%
12/31/2024	1.50	152	229	1.25%	-7.3%	12/31/2024	1.53	0	0	1.00%	-7.0%	12/31/2024	1.56	0	0	0.75%	-6.8%
12/31/2023	1.62	169	273	1.25%	11.3%	12/31/2023	1.65	0	0	1.00%	11.6%	12/31/2023	1.68	0	0	0.75%	11.9%
12/31/2022	1.45	46	66	1.25%	-31.8%	12/31/2022	1.48	0	0	1.00%	-31.6%	12/31/2022	1.50	0	0	0.75%	-31.5%
12/31/2021	2.13	39	83	1.25%	12.8%	12/31/2021	2.16	0	0	1.00%	13.1%	12/31/2021	2.19	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	16.6%	12/31/2025	$1.90	0	$0	0.25%	16.9%	12/31/2025	$1.95	0	$0	0.00%	17.2%
12/31/2024	1.59	0	0	0.50%	-6.6%	12/31/2024	1.63	0	0	0.25%	-6.3%	12/31/2024	1.66	0	0	0.00%	-6.1%
12/31/2023	1.71	0	0	0.50%	12.2%	12/31/2023	1.74	0	0	0.25%	12.5%	12/31/2023	1.77	0	0	0.00%	12.7%
12/31/2022	1.52	0	0	0.50%	-31.3%	12/31/2022	1.54	0	0	0.25%	-31.1%	12/31/2022	1.57	0	0	0.00%	-30.9%
12/31/2021	2.21	0	0	0.50%	13.7%	12/31/2021	2.24	0	0	0.25%	14.0%	12/31/2021	2.27	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.1%
2023	1.9%
2022	0.4%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth R6 Class - 06-FNC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,411	$136,265	4,204
Receivables: investments sold	782
Payables: investments purchased	-
Net assets	$106,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,193	63,956	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$106,193	63,956

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$915
Mortality & expense charges			(1,645)
Net investment income (loss)			(730)

Gain (loss) on investments:
Net realized gain (loss)			(2,285)
Realized gain distributions			31,977
Net change in unrealized appreciation (depreciation)			(10,844)
Net gain (loss)			18,848

Increase (decrease) in net assets from operations			$18,118

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(730)	$(1,203)
Net realized gain (loss)		(2,285)	(15,210)
Realized gain distributions		31,977	12,600
Net change in unrealized appreciation (depreciation)		(10,844)	(1,315)

Increase (decrease) in net assets from operations		18,118	(5,128)

Contract owner transactions:
Proceeds from units sold		6,486	152,855
Cost of units redeemed		(49,196)	(116,975)
Account charges		(169)	(246)
Increase (decrease)		(42,879)	35,634
Net increase (decrease)		(24,761)	30,506
Net assets, beginning		130,954	100,448
Net assets, ending		$106,193	$130,954

Units sold		4,109	99,897
Units redeemed		(30,728)	(76,964)
Net increase (decrease)		(26,619)	22,933
Units outstanding, beginning		90,575	67,642
Units outstanding, ending		63,956	90,575

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,066,957
Cost of units redeemed/account charges			(10,535,994)
Net investment income (loss)			(21,174)
Net realized gain (loss)			419,440
Realized gain distributions			207,818
Net change in unrealized appreciation (depreciation)			(30,854)
Net assets			$106,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	64	$106	1.25%	14.8%	12/31/2025	$1.70	0	$0	1.00%	15.1%	12/31/2025	$1.74	0	$0	0.75%	15.4%
12/31/2024	1.45	91	131	1.25%	-2.6%	12/31/2024	1.48	0	0	1.00%	-2.4%	12/31/2024	1.51	0	0	0.75%	-2.1%
12/31/2023	1.48	68	100	1.25%	19.7%	12/31/2023	1.51	0	0	1.00%	20.0%	12/31/2023	1.54	0	0	0.75%	20.3%
12/31/2022	1.24	59	73	1.25%	-27.9%	12/31/2022	1.26	0	0	1.00%	-27.7%	12/31/2022	1.28	0	0	0.75%	-27.5%
12/31/2021	1.72	49	85	1.25%	9.6%	12/31/2021	1.74	0	0	1.00%	9.9%	12/31/2021	1.77	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	15.7%	12/31/2025	$1.82	0	$0	0.25%	16.0%	12/31/2025	$1.86	0	$0	0.00%	16.3%
12/31/2024	1.54	0	0	0.50%	-1.9%	12/31/2024	1.57	0	0	0.25%	-1.7%	12/31/2024	1.60	0	0	0.00%	-1.4%
12/31/2023	1.57	0	0	0.50%	20.6%	12/31/2023	1.59	0	0	0.25%	20.9%	12/31/2023	1.62	0	0	0.00%	21.2%
12/31/2022	1.30	0	0	0.50%	-27.4%	12/31/2022	1.32	0	0	0.25%	-27.2%	12/31/2022	1.34	0	0	0.00%	-27.0%
12/31/2021	1.79	0	0	0.50%	10.4%	12/31/2021	1.81	0	0	0.25%	10.7%	12/31/2021	1.83	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.8%
2023	1.2%
2022	0.2%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global R6 Class - 06-FYV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,001	$141,501	1,648
Receivables: investments sold	45
Payables: investments purchased	-
Net assets	$148,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,046	69,639	$2.13
Band 100	-	-	2.17
Band 75	-	-	2.22
Band 50	-	-	2.27
Band 25	-	-	2.32
Band 0	-	-	2.36
Total	$148,046	69,639

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$460
Mortality & expense charges			(2,043)
Net investment income (loss)			(1,583)

Gain (loss) on investments:
Net realized gain (loss)			6,799
Realized gain distributions			28,446
Net change in unrealized appreciation (depreciation)			(10,829)
Net gain (loss)			24,416

Increase (decrease) in net assets from operations			$22,833

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,583)	$(2,906)
Net realized gain (loss)		6,799	3,194
Realized gain distributions		28,446	24,265
Net change in unrealized appreciation (depreciation)		(10,829)	10,765

Increase (decrease) in net assets from operations		22,833	35,318

Contract owner transactions:
Proceeds from units sold		4,963	10,542
Cost of units redeemed		(42,124)	(137,387)
Account charges		(363)	(657)
Increase (decrease)		(37,524)	(127,502)
Net increase (decrease)		(14,691)	(92,184)
Net assets, beginning		162,737	254,921
Net assets, ending		$148,046	$162,737

Units sold		2,560	5,947
Units redeemed		(20,323)	(76,288)
Net increase (decrease)		(17,763)	(70,341)
Units outstanding, beginning		87,402	157,743
Units outstanding, ending		69,639	87,402

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,111,665
Cost of units redeemed/account charges			(1,040,942)
Net investment income (loss)			(21,385)
Net realized gain (loss)			(85,175)
Realized gain distributions			177,383
Net change in unrealized appreciation (depreciation)			6,500
Net assets			$148,046

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	70	$148	1.25%	14.2%	12/31/2025	$2.17	0	$0	1.00%	14.5%	12/31/2025	$2.22	0	$0	0.75%	14.7%
12/31/2024	1.86	87	163	1.25%	15.2%	12/31/2024	1.90	0	0	1.00%	15.5%	12/31/2024	1.93	0	0	0.75%	15.8%
12/31/2023	1.62	158	255	1.25%	32.8%	12/31/2023	1.64	0	0	1.00%	33.2%	12/31/2023	1.67	0	0	0.75%	33.5%
12/31/2022	1.22	358	436	1.25%	-32.7%	12/31/2022	1.23	0	0	1.00%	-32.6%	12/31/2022	1.25	0	0	0.75%	-32.4%
12/31/2021	1.81	287	518	1.25%	14.3%	12/31/2021	1.83	0	0	1.00%	14.6%	12/31/2021	1.85	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	0	$0	0.50%	15.0%	12/31/2025	$2.32	0	$0	0.25%	15.3%	12/31/2025	$2.36	0	$0	0.00%	15.6%
12/31/2024	1.97	0	0	0.50%	16.1%	12/31/2024	2.01	0	0	0.25%	16.4%	12/31/2024	2.05	0	0	0.00%	16.7%
12/31/2023	1.70	0	0	0.50%	33.8%	12/31/2023	1.72	0	0	0.25%	34.1%	12/31/2023	1.75	0	0	0.00%	34.5%
12/31/2022	1.27	0	0	0.50%	-32.2%	12/31/2022	1.29	0	0	0.25%	-32.1%	12/31/2022	1.30	0	0	0.00%	-31.9%
12/31/2021	1.87	0	0	0.50%	15.2%	12/31/2021	1.89	0	0	0.25%	15.5%	12/31/2021	1.91	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Opps R6 Class - 06-FYW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$370,267	$389,788	7,060
Receivables: investments sold	1,750
Payables: investments purchased	-
Net assets	$372,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,017	338,187	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$372,017	338,187

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,802
Mortality & expense charges			(5,629)
Net investment income (loss)			(3,827)

Gain (loss) on investments:
Net realized gain (loss)			(54,434)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81,148
Net gain (loss)			26,714

Increase (decrease) in net assets from operations			$22,887

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,827)	$(3,516)
Net realized gain (loss)		(54,434)	(15,555)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		81,148	(17,161)

Increase (decrease) in net assets from operations		22,887	(36,232)

Contract owner transactions:
Proceeds from units sold		49,340	384,068
Cost of units redeemed		(292,095)	(126,227)
Account charges		(841)	(541)
Increase (decrease)		(243,596)	257,300
Net increase (decrease)		(220,709)	221,068
Net assets, beginning		592,726	371,658
Net assets, ending		$372,017	$592,726

Units sold		50,709	363,882
Units redeemed		(284,628)	(120,839)
Net increase (decrease)		(233,919)	243,043
Units outstanding, beginning		572,106	329,063
Units outstanding, ending		338,187	572,106

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,549,582
Cost of units redeemed/account charges			(1,079,600)
Net investment income (loss)			(21,143)
Net realized gain (loss)			(103,963)
Realized gain distributions			46,662
Net change in unrealized appreciation (depreciation)			(19,521)
Net assets			$372,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	338	$372	1.25%	6.2%	12/31/2025	$1.12	0	$0	1.00%	6.4%	12/31/2025	$1.15	0	$0	0.75%	6.7%
12/31/2024	1.04	572	593	1.25%	-8.3%	12/31/2024	1.06	0	0	1.00%	-8.0%	12/31/2024	1.08	0	0	0.75%	-7.8%
12/31/2023	1.13	329	372	1.25%	16.3%	12/31/2023	1.15	0	0	1.00%	16.6%	12/31/2023	1.17	0	0	0.75%	16.9%
12/31/2022	0.97	260	253	1.25%	-42.1%	12/31/2022	0.98	0	0	1.00%	-42.0%	12/31/2022	1.00	0	0	0.75%	-41.8%
12/31/2021	1.68	220	370	1.25%	-0.8%	12/31/2021	1.70	0	0	1.00%	-0.5%	12/31/2021	1.72	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	7.0%	12/31/2025	$1.20	0	$0	0.25%	7.2%	12/31/2025	$1.22	0	$0	0.00%	7.5%
12/31/2024	1.10	0	0	0.50%	-7.6%	12/31/2024	1.12	0	0	0.25%	-7.3%	12/31/2024	1.14	0	0	0.00%	-7.1%
12/31/2023	1.19	0	0	0.50%	17.2%	12/31/2023	1.21	0	0	0.25%	17.5%	12/31/2023	1.23	0	0	0.00%	17.8%
12/31/2022	1.01	0	0	0.50%	-41.7%	12/31/2022	1.03	0	0	0.25%	-41.5%	12/31/2022	1.04	0	0	0.00%	-41.4%
12/31/2021	1.74	0	0	0.50%	0.0%	12/31/2021	1.76	0	0	0.25%	0.2%	12/31/2021	1.78	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.5%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond R6 Class - 06-FYX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,911	$167,152	38,838
Receivables: investments sold	900
Payables: investments purchased	-
Net assets	$186,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,811	171,976	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.21
Total	$186,811	171,976

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,350
Mortality & expense charges			(2,367)
Net investment income (loss)			6,983

Gain (loss) on investments:
Net realized gain (loss)			5,077
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,516
Net gain (loss)			21,593

Increase (decrease) in net assets from operations			$28,576

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,983	$10,475
Net realized gain (loss)		5,077	361
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,516	(7,769)

Increase (decrease) in net assets from operations		28,576	3,067

Contract owner transactions:
Proceeds from units sold		22,238	27,484
Cost of units redeemed		(118,524)	(34,870)
Account charges		(70)	(185)
Increase (decrease)		(96,356)	(7,571)
Net increase (decrease)		(67,780)	(4,504)
Net assets, beginning		254,591	259,095
Net assets, ending		$186,811	$254,591

Units sold		21,954	29,768
Units redeemed		(121,300)	(37,242)
Net increase (decrease)		(99,346)	(7,474)
Units outstanding, beginning		271,322	278,796
Units outstanding, ending		171,976	271,322

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,484,259
Cost of units redeemed/account charges			(1,319,645)
Net investment income (loss)			95,758
Net realized gain (loss)			(92,320)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,759
Net assets			$186,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	172	$187	1.25%	15.8%	12/31/2025	$1.11	0	$0	1.00%	16.1%	12/31/2025	$1.13	0	$0	0.75%	16.3%
12/31/2024	0.94	271	255	1.25%	1.0%	12/31/2024	0.96	0	0	1.00%	1.2%	12/31/2024	0.97	0	0	0.75%	1.5%
12/31/2023	0.93	279	259	1.25%	7.0%	12/31/2023	0.94	0	0	1.00%	7.3%	12/31/2023	0.96	0	0	0.75%	7.5%
12/31/2022	0.87	445	386	1.25%	-13.6%	12/31/2022	0.88	0	0	1.00%	-13.3%	12/31/2022	0.89	0	0	0.75%	-13.1%
12/31/2021	1.00	399	401	1.25%	-11.0%	12/31/2021	1.02	0	0	1.00%	-10.8%	12/31/2021	1.03	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	16.6%	12/31/2025	$1.18	0	$0	0.25%	16.9%	12/31/2025	$1.21	0	$0	0.00%	17.2%
12/31/2024	0.99	0	0	0.50%	1.7%	12/31/2024	1.01	0	0	0.25%	2.0%	12/31/2024	1.03	0	0	0.00%	2.2%
12/31/2023	0.98	0	0	0.50%	7.8%	12/31/2023	0.99	0	0	0.25%	8.1%	12/31/2023	1.01	0	0	0.00%	8.3%
12/31/2022	0.91	0	0	0.50%	-12.9%	12/31/2022	0.92	0	0	0.25%	-12.7%	12/31/2022	0.93	0	0	0.00%	-12.5%
12/31/2021	1.04	0	0	0.50%	-10.4%	12/31/2021	1.05	0	0	0.25%	-10.2%	12/31/2021	1.06	0	0	0.00%	-9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	5.4%
2023	3.9%
2022	3.4%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate R6 Class - 06-GCC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,485	$31,273	4,757
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$30,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,499	24,063	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$30,499	24,063

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,271
Mortality & expense charges			(348)
Net investment income (loss)			1,923

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(788)
Net gain (loss)			(793)

Increase (decrease) in net assets from operations			$1,130

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,923	$392
Net realized gain (loss)		(5)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(788)	-

Increase (decrease) in net assets from operations		1,130	392

Contract owner transactions:
Proceeds from units sold		4,919	34,617
Cost of units redeemed		-	(10,558)
Account charges		(1)	-
Increase (decrease)		4,918	24,059
Net increase (decrease)		6,048	24,451
Net assets, beginning		24,451	-
Net assets, ending		$30,499	$24,451

Units sold		3,983	28,751
Units redeemed		-	(8,671)
Net increase (decrease)		3,983	20,080
Units outstanding, beginning		20,080	-
Units outstanding, ending		24,063	20,080

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,125,992
Cost of units redeemed/account charges			(1,074,701)
Net investment income (loss)			52,626
Net realized gain (loss)			(72,630)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(788)
Net assets			$30,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	24	$30	1.25%	4.1%	12/31/2025	$1.29	0	$0	1.00%	4.3%	12/31/2025	$1.32	0	$0	0.75%	4.6%
12/31/2024	1.22	20	24	1.25%	7.6%	12/31/2024	1.24	0	0	1.00%	7.8%	12/31/2024	1.26	0	0	0.75%	8.1%
12/31/2023	1.13	0	0	1.25%	10.3%	12/31/2023	1.15	0	0	1.00%	10.6%	12/31/2023	1.17	0	0	0.75%	10.8%
12/31/2022	1.03	0	0	1.25%	-1.2%	12/31/2022	1.04	0	0	1.00%	-0.9%	12/31/2022	1.06	0	0	0.75%	-0.7%
12/31/2021	1.04	40	42	1.25%	7.8%	12/31/2021	1.05	0	0	1.00%	8.0%	12/31/2021	1.06	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	4.9%	12/31/2025	$1.38	0	$0	0.25%	5.1%	12/31/2025	$1.41	0	$0	0.00%	5.4%
12/31/2024	1.29	0	0	0.50%	8.4%	12/31/2024	1.31	0	0	0.25%	8.6%	12/31/2024	1.34	0	0	0.00%	8.9%
12/31/2023	1.19	0	0	0.50%	11.1%	12/31/2023	1.21	0	0	0.25%	11.4%	12/31/2023	1.23	0	0	0.00%	11.7%
12/31/2022	1.07	0	0	0.50%	-0.4%	12/31/2022	1.08	0	0	0.25%	-0.2%	12/31/2022	1.10	0	0	0.00%	0.1%
12/31/2021	1.07	0	0	0.50%	8.6%	12/31/2021	1.09	0	0	0.25%	8.8%	12/31/2021	1.10	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	8.3%
2024	3.7%
2023	0.0%
2022	12.9%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc MidCapGr R6 Class - 06-3F3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,966,058	$1,698,443	58,553
Receivables: investments sold	17,737
Payables: investments purchased	-
Net assets	$1,983,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,983,795	1,058,451	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$1,983,795	1,058,451

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,002)
Net investment income (loss)			(23,002)

Gain (loss) on investments:
Net realized gain (loss)			40,784
Realized gain distributions			132,419
Net change in unrealized appreciation (depreciation)			(69,536)
Net gain (loss)			103,667

Increase (decrease) in net assets from operations			$80,665

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,002)	$(19,338)
Net realized gain (loss)		40,784	63,882
Realized gain distributions		132,419	69,614
Net change in unrealized appreciation (depreciation)		(69,536)	215,674

Increase (decrease) in net assets from operations		80,665	329,832

Contract owner transactions:
Proceeds from units sold		319,766	462,164
Cost of units redeemed		(195,665)	(405,988)
Account charges		(4,115)	(4,555)
Increase (decrease)		119,986	51,621
Net increase (decrease)		200,651	381,453
Net assets, beginning		1,783,144	1,401,691
Net assets, ending		$1,983,795	$1,783,144

Units sold		179,998	283,582
Units redeemed		(109,822)	(250,808)
Net increase (decrease)		70,176	32,774
Units outstanding, beginning		988,275	955,501
Units outstanding, ending		1,058,451	988,275

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,374,341
Cost of units redeemed/account charges			(1,909,966)
Net investment income (loss)			(64,568)
Net realized gain (loss)			72,142
Realized gain distributions			244,231
Net change in unrealized appreciation (depreciation)			267,615
Net assets			$1,983,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	1,058	$1,984	1.25%	3.9%	12/31/2025	$1.91	0	$0	1.00%	4.1%	12/31/2025	$1.95	0	$0	0.75%	4.4%
12/31/2024	1.80	988	1,783	1.25%	23.0%	12/31/2024	1.83	0	0	1.00%	23.3%	12/31/2024	1.86	0	0	0.75%	23.6%
12/31/2023	1.47	956	1,402	1.25%	12.0%	12/31/2023	1.49	0	0	1.00%	12.3%	12/31/2023	1.51	0	0	0.75%	12.5%
12/31/2022	1.31	935	1,224	1.25%	-31.7%	12/31/2022	1.32	0	0	1.00%	-31.5%	12/31/2022	1.34	0	0	0.75%	-31.3%
12/31/2021	1.92	149	286	1.25%	17.8%	12/31/2021	1.93	0	0	1.00%	18.1%	12/31/2021	1.95	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	4.7%	12/31/2025	$2.02	0	$0	0.25%	4.9%	12/31/2025	$2.06	0	$0	0.00%	5.2%
12/31/2024	1.89	0	0	0.50%	23.9%	12/31/2024	1.93	0	0	0.25%	24.2%	12/31/2024	1.96	0	0	0.00%	24.6%
12/31/2023	1.53	0	0	0.50%	12.8%	12/31/2023	1.55	0	0	0.25%	13.1%	12/31/2023	1.57	0	0	0.00%	13.4%
12/31/2022	1.36	0	0	0.50%	-31.2%	12/31/2022	1.37	0	0	0.25%	-31.0%	12/31/2022	1.39	0	0	0.00%	-30.8%
12/31/2021	1.97	0	0	0.50%	18.7%	12/31/2021	1.99	0	0	0.25%	19.0%	12/31/2021	2.00	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min R6 Class - 06-34Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,806,510	$1,984,786	45,557
Receivables: investments sold	-
Payables: investments purchased	(82,184)
Net assets	$2,724,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,724,326	688,055	$3.96
Band 100	-	-	4.04
Band 75	-	-	4.12
Band 50	-	-	4.20
Band 25	-	-	4.28
Band 0	-	-	4.36
Total	$2,724,326	688,055

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,244
Mortality & expense charges			(24,898)
Net investment income (loss)			(6,654)

Gain (loss) on investments:
Net realized gain (loss)			857,048
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			755,616
Net gain (loss)			1,612,664

Increase (decrease) in net assets from operations			$1,606,010

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,654)	$(486)
Net realized gain (loss)		857,048	20,482
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		755,616	76,224

Increase (decrease) in net assets from operations		1,606,010	96,220

Contract owner transactions:
Proceeds from units sold		2,580,685	263,294
Cost of units redeemed		(2,440,941)	(187,040)
Account charges		(2,374)	(1,358)
Increase (decrease)		137,370	74,896
Net increase (decrease)		1,743,380	171,116
Net assets, beginning		980,946	809,830
Net assets, ending		$2,724,326	$980,946

Units sold		989,603	146,974
Units redeemed		(868,930)	(104,448)
Net increase (decrease)		120,673	42,526
Units outstanding, beginning		567,382	524,856
Units outstanding, ending		688,055	567,382

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,144,036
Cost of units redeemed/account charges			(3,096,327)
Net investment income (loss)			8,291
Net realized gain (loss)			846,602
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			821,724
Net assets			$2,724,326

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.96	688	$2,724	1.25%	129.0%	12/31/2025	$4.04	0	$0	1.00%	129.6%	12/31/2025	$4.12	0	$0	0.75%	130.2%
12/31/2024	1.73	567	981	1.25%	12.1%	12/31/2024	1.76	0	0	1.00%	12.3%	12/31/2024	1.79	0	0	0.75%	12.6%
12/31/2023	1.54	525	810	1.25%	5.5%	12/31/2023	1.57	0	0	1.00%	5.8%	12/31/2023	1.59	0	0	0.75%	6.0%
12/31/2022	1.46	422	617	1.25%	-17.6%	12/31/2022	1.48	0	0	1.00%	-17.4%	12/31/2022	1.50	0	0	0.75%	-17.2%
12/31/2021	1.77	308	546	1.25%	-3.7%	12/31/2021	1.79	0	0	1.00%	-3.4%	12/31/2021	1.81	0	0	0.75%	-3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.20	0	$0	0.50%	130.7%	12/31/2025	$4.28	0	$0	0.25%	131.3%	12/31/2025	$4.36	0	$0	0.00%	131.9%
12/31/2024	1.82	0	0	0.50%	12.9%	12/31/2024	1.85	0	0	0.25%	13.2%	12/31/2024	1.88	0	0	0.00%	13.5%
12/31/2023	1.61	0	0	0.50%	6.3%	12/31/2023	1.63	0	0	0.25%	6.6%	12/31/2023	1.66	0	0	0.00%	6.8%
12/31/2022	1.52	0	0	0.50%	-17.0%	12/31/2022	1.53	0	0	0.25%	-16.8%	12/31/2022	1.55	0	0	0.00%	-16.5%
12/31/2021	1.83	0	0	0.50%	-2.9%	12/31/2021	1.84	0	0	0.25%	-2.7%	12/31/2021	1.86	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	1.4%
2022	0.8%
2021	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts A Class - 06-466

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,439,349	$1,493,846	40,984
Receivables: investments sold	-
Payables: investments purchased	(3,656)
Net assets	$1,435,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,180,724	704,602	$1.68
Band 100	254,742	146,042	1.74
Band 75	-	-	1.82
Band 50	227	120	1.89
Band 25	-	-	1.97
Band 0	-	-	2.05
Total	$1,435,693	850,764

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,743
Mortality & expense charges			(18,861)
Net investment income (loss)			(14,118)

Gain (loss) on investments:
Net realized gain (loss)			87,225
Realized gain distributions			419,844
Net change in unrealized appreciation (depreciation)			(120,997)
Net gain (loss)			386,072

Increase (decrease) in net assets from operations			$371,954

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,118)	$(26,662)
Net realized gain (loss)		87,225	100,386
Realized gain distributions		419,844	-
Net change in unrealized appreciation (depreciation)		(120,997)	(104,617)

Increase (decrease) in net assets from operations		371,954	(30,893)

Contract owner transactions:
Proceeds from units sold		105,963	261,342
Cost of units redeemed		(707,495)	(1,334,897)
Account charges		(895)	(1,523)
Increase (decrease)		(602,427)	(1,075,078)
Net increase (decrease)		(230,473)	(1,105,971)
Net assets, beginning		1,666,166	2,772,137
Net assets, ending		$1,435,693	$1,666,166

Units sold		72,734	191,991
Units redeemed		(476,531)	(973,529)
Net increase (decrease)		(403,797)	(781,538)
Units outstanding, beginning		1,254,561	2,036,099
Units outstanding, ending		850,764	1,254,561

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,493,471
Cost of units redeemed/account charges			(46,220,647)
Net investment income (loss)			(837,418)
Net realized gain (loss)			3,063,048
Realized gain distributions			991,736
Net change in unrealized appreciation (depreciation)			(54,497)
Net assets			$1,435,693

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	705	$1,181	1.25%	26.7%	12/31/2025	$1.74	146	$255	1.00%	27.1%	12/31/2025	$1.82	0	$0	0.75%	27.4%
12/31/2024	1.32	1,109	1,467	1.25%	-2.6%	12/31/2024	1.37	145	199	1.00%	-2.4%	12/31/2024	1.43	0	0	0.75%	-2.1%
12/31/2023	1.36	1,883	2,557	1.25%	9.8%	12/31/2023	1.41	153	215	1.00%	10.1%	12/31/2023	1.46	0	0	0.75%	10.3%
12/31/2022	1.24	2,405	2,974	1.25%	-26.1%	12/31/2022	1.28	187	239	1.00%	-25.9%	12/31/2022	1.32	0	0	0.75%	-25.7%
12/31/2021	1.67	2,885	4,828	1.25%	-8.7%	12/31/2021	1.72	219	378	1.00%	-8.4%	12/31/2021	1.78	0	0	0.75%	-8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	27.7%	12/31/2025	$1.97	0	$0	0.25%	28.0%	12/31/2025	$2.05	0	$0	0.00%	28.3%
12/31/2024	1.48	0	0	0.50%	-1.9%	12/31/2024	1.54	0	0	0.25%	-1.6%	12/31/2024	1.60	0	0	0.00%	-1.4%
12/31/2023	1.51	0	0	0.50%	10.6%	12/31/2023	1.56	0	0	0.25%	10.9%	12/31/2023	1.62	0	0	0.00%	11.2%
12/31/2022	1.36	0	0	0.50%	-25.5%	12/31/2022	1.41	0	0	0.25%	-25.3%	12/31/2022	1.46	0	0	0.00%	-25.2%
12/31/2021	1.83	0	0	0.50%	-8.0%	12/31/2021	1.89	0	0	0.25%	-7.7%	12/31/2021	1.95	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.0%
2023	0.5%
2022	0.5%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts Y Class - 06-571

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$356,855	$384,751	10,461
Receivables: investments sold	-
Payables: investments purchased	(237)
Net assets	$356,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,618	243,806	$1.46
Band 100	-	-	1.51
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.68
Band 0	-	-	1.74
Total	$356,618	243,806

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,196
Mortality & expense charges			(4,123)
Net investment income (loss)			(1,927)

Gain (loss) on investments:
Net realized gain (loss)			3,099
Realized gain distributions			104,838
Net change in unrealized appreciation (depreciation)			(27,613)
Net gain (loss)			80,324

Increase (decrease) in net assets from operations			$78,397

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,927)	$(7,194)
Net realized gain (loss)		3,099	(19,914)
Realized gain distributions		104,838	-
Net change in unrealized appreciation (depreciation)		(27,613)	2,171

Increase (decrease) in net assets from operations		78,397	(24,937)

Contract owner transactions:
Proceeds from units sold		33,114	123,879
Cost of units redeemed		(75,656)	(1,321,288)
Account charges		(51)	(624)
Increase (decrease)		(42,593)	(1,198,033)
Net increase (decrease)		35,804	(1,222,970)
Net assets, beginning		320,814	1,543,784
Net assets, ending		$356,618	$320,814

Units sold		26,886	103,892
Units redeemed		(61,695)	(1,134,381)
Net increase (decrease)		(34,809)	(1,030,489)
Units outstanding, beginning		278,615	1,309,104
Units outstanding, ending		243,806	278,615

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,020,227
Cost of units redeemed/account charges			(47,467,007)
Net investment income (loss)			(454,754)
Net realized gain (loss)			1,515,962
Realized gain distributions			770,086
Net change in unrealized appreciation (depreciation)			(27,896)
Net assets			$356,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	244	$357	1.25%	27.0%	12/31/2025	$1.51	0	$0	1.00%	27.3%	12/31/2025	$1.57	0	$0	0.75%	27.7%
12/31/2024	1.15	279	321	1.25%	-2.4%	12/31/2024	1.19	0	0	1.00%	-2.1%	12/31/2024	1.23	0	0	0.75%	-1.9%
12/31/2023	1.18	1,309	1,544	1.25%	10.0%	12/31/2023	1.21	0	0	1.00%	10.3%	12/31/2023	1.25	0	0	0.75%	10.6%
12/31/2022	1.07	1,196	1,282	1.25%	-25.9%	12/31/2022	1.10	0	0	1.00%	-25.7%	12/31/2022	1.13	0	0	0.75%	-25.5%
12/31/2021	1.45	3,122	4,516	1.25%	-8.4%	12/31/2021	1.48	0	0	1.00%	-8.2%	12/31/2021	1.52	0	0	0.75%	-7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	28.0%	12/31/2025	$1.68	0	$0	0.25%	28.3%	12/31/2025	$1.74	0	$0	0.00%	28.6%
12/31/2024	1.27	0	0	0.50%	-1.6%	12/31/2024	1.31	0	0	0.25%	-1.4%	12/31/2024	1.35	0	0	0.00%	-1.1%
12/31/2023	1.29	0	0	0.50%	10.8%	12/31/2023	1.33	0	0	0.25%	11.1%	12/31/2023	1.37	0	0	0.00%	11.4%
12/31/2022	1.16	0	0	0.50%	-25.3%	12/31/2022	1.19	0	0	0.25%	-25.2%	12/31/2022	1.23	0	0	0.00%	-25.0%
12/31/2021	1.56	0	0	0.50%	-7.7%	12/31/2021	1.60	0	0	0.25%	-7.5%	12/31/2021	1.64	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.1%
2023	0.9%
2022	0.4%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global A Class - 06-763

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,151,585	$1,124,481	13,308
Receivables: investments sold	-
Payables: investments purchased	(375)
Net assets	$1,151,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,007	31,420	$3.47
Band 100	138,244	38,561	3.59
Band 75	-	-	3.70
Band 50	903,959	236,130	3.83
Band 25	-	-	3.96
Band 0	-	-	4.09
Total	$1,151,210	306,111

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,266)
Net investment income (loss)			(8,266)

Gain (loss) on investments:
Net realized gain (loss)			33,635
Realized gain distributions			229,868
Net change in unrealized appreciation (depreciation)			(101,275)
Net gain (loss)			162,228

Increase (decrease) in net assets from operations			$153,962

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,266)	$(10,534)
Net realized gain (loss)		33,635	43,224
Realized gain distributions		229,868	148,530
Net change in unrealized appreciation (depreciation)		(101,275)	24,880

Increase (decrease) in net assets from operations		153,962	206,100

Contract owner transactions:
Proceeds from units sold		8,292	132,457
Cost of units redeemed		(397,465)	(310,581)
Account charges		(177)	(288)
Increase (decrease)		(389,350)	(178,412)
Net increase (decrease)		(235,388)	27,688
Net assets, beginning		1,386,598	1,358,910
Net assets, ending		$1,151,210	$1,386,598

Units sold		2,733	47,652
Units redeemed		(123,911)	(104,568)
Net increase (decrease)		(121,178)	(56,916)
Units outstanding, beginning		427,289	484,205
Units outstanding, ending		306,111	427,289

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,687,519
Cost of units redeemed/account charges			(6,764,162)
Net investment income (loss)			(52,436)
Net realized gain (loss)			718,416
Realized gain distributions			1,534,769
Net change in unrealized appreciation (depreciation)			27,104
Net assets			$1,151,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.47	31	$109	1.25%	13.8%	12/31/2025	$3.59	39	$138	1.00%	14.1%	12/31/2025	$3.70	0	$0	0.75%	14.4%
12/31/2024	3.05	100	306	1.25%	14.8%	12/31/2024	3.14	55	173	1.00%	15.1%	12/31/2024	3.24	0	0	0.75%	15.4%
12/31/2023	2.65	107	284	1.25%	32.4%	12/31/2023	2.73	87	238	1.00%	32.7%	12/31/2023	2.81	0	0	0.75%	33.0%
12/31/2022	2.01	136	273	1.25%	-33.0%	12/31/2022	2.06	53	110	1.00%	-32.8%	12/31/2022	2.11	0	0	0.75%	-32.7%
12/31/2021	2.99	133	399	1.25%	13.9%	12/31/2021	3.06	62	190	1.00%	14.2%	12/31/2021	3.13	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.83	236	$904	0.50%	14.7%	12/31/2025	$3.96	0	$0	0.25%	15.0%	12/31/2025	$4.09	0	$0	0.00%	15.2%
12/31/2024	3.34	272	908	0.50%	15.7%	12/31/2024	3.44	0	0	0.25%	16.0%	12/31/2024	3.55	0	0	0.00%	16.3%
12/31/2023	2.89	290	837	0.50%	33.4%	12/31/2023	2.97	0	0	0.25%	33.7%	12/31/2023	3.05	0	0	0.00%	34.0%
12/31/2022	2.16	356	770	0.50%	-32.5%	12/31/2022	2.22	0	0	0.25%	-32.3%	12/31/2022	2.28	0	0	0.00%	-32.1%
12/31/2021	3.20	425	1,361	0.50%	14.8%	12/31/2021	3.28	0	0	0.25%	15.1%	12/31/2021	3.35	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Core Equity Fund Investor Class - 06-497

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,448,760	$2,597,495	43,770
Receivables: investments sold	-
Payables: investments purchased	(1,967)
Net assets	$2,446,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,446,793	444,181	$5.51
Band 100	-	-	5.72
Band 75	-	-	5.94
Band 50	-	-	6.17
Band 25	-	-	6.41
Band 0	-	-	6.66
Total	$2,446,793	444,181

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,454
Mortality & expense charges			(35,840)
Net investment income (loss)			(33,386)

Gain (loss) on investments:
Net realized gain (loss)			84,035
Realized gain distributions			392,766
Net change in unrealized appreciation (depreciation)			(167,921)
Net gain (loss)			308,880

Increase (decrease) in net assets from operations			$275,494

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,386)	$(209,005)
Net realized gain (loss)		84,035	2,487,767
Realized gain distributions		392,766	295,851
Net change in unrealized appreciation (depreciation)		(167,921)	1,782,762

Increase (decrease) in net assets from operations		275,494	4,357,375

Contract owner transactions:
Proceeds from units sold		186,910	1,315,845
Cost of units redeemed		(1,373,685)	(29,918,406)
Account charges		(437)	(458)
Increase (decrease)		(1,187,212)	(28,603,019)
Net increase (decrease)		(911,718)	(24,245,644)
Net assets, beginning		3,358,511	27,604,155
Net assets, ending		$2,446,793	$3,358,511

Units sold		68,085	283,955
Units redeemed		(296,133)	(6,078,657)
Net increase (decrease)		(228,048)	(5,794,702)
Units outstanding, beginning		672,229	6,466,931
Units outstanding, ending		444,181	672,229

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$60,705,943
Cost of units redeemed/account charges			(77,006,952)
Net investment income (loss)			(572,532)
Net realized gain (loss)			7,959,369
Realized gain distributions			11,509,700
Net change in unrealized appreciation (depreciation)			(148,735)
Net assets			$2,446,793

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.51	444	$2,447	1.25%	10.3%	12/31/2025	$5.72	0	$0	1.00%	10.5%	12/31/2025	$5.94	0	$0	0.75%	10.8%
12/31/2024	5.00	672	3,359	1.25%	17.0%	12/31/2024	5.18	0	0	1.00%	17.3%	12/31/2024	5.36	0	0	0.75%	17.6%
12/31/2023	4.27	6,467	27,604	1.25%	23.4%	12/31/2023	4.41	0	0	1.00%	23.7%	12/31/2023	4.56	0	0	0.75%	24.0%
12/31/2022	3.46	6,592	22,807	1.25%	-19.6%	12/31/2022	3.57	0	0	1.00%	-19.4%	12/31/2022	3.68	0	0	0.75%	-19.2%
12/31/2021	4.30	6,436	27,699	1.25%	26.0%	12/31/2021	4.43	0	0	1.00%	26.3%	12/31/2021	4.55	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.17	0	$0	0.50%	11.1%	12/31/2025	$6.41	0	$0	0.25%	11.4%	12/31/2025	$6.66	0	$0	0.00%	11.6%
12/31/2024	5.56	0	0	0.50%	17.9%	12/31/2024	5.76	0	0	0.25%	18.2%	12/31/2024	5.96	0	0	0.00%	18.5%
12/31/2023	4.71	0	0	0.50%	24.3%	12/31/2023	4.87	0	0	0.25%	24.6%	12/31/2023	5.03	0	0	0.00%	24.9%
12/31/2022	3.79	0	0	0.50%	-19.0%	12/31/2022	3.91	0	0	0.25%	-18.8%	12/31/2022	4.03	0	0	0.00%	-18.6%
12/31/2021	4.68	0	0	0.50%	26.9%	12/31/2021	4.81	0	0	0.25%	27.2%	12/31/2021	4.95	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.5%
2023	0.6%
2022	0.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Growth Fund - 06-496

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.94
Band 100	-	-	4.09
Band 75	-	-	4.25
Band 50	-	-	4.42
Band 25	-	-	4.59
Band 0	-	-	4.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1,582)
Net realized gain (loss)		-	37,683
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(31,059)

Increase (decrease) in net assets from operations		-	5,042

Contract owner transactions:
Proceeds from units sold		-	27,076
Cost of units redeemed		-	(296,168)
Account charges		-	-
Increase (decrease)		-	(269,092)
Net increase (decrease)		-	(264,050)
Net assets, beginning		-	264,050
Net assets, ending		$-	$-

Units sold		-	8,003
Units redeemed		-	(86,887)
Net increase (decrease)		-	(78,884)
Units outstanding, beginning		-	78,884
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,471,454
Cost of units redeemed/account charges			(4,907,527)
Net investment income (loss)			115,688
Net realized gain (loss)			352,691
Realized gain distributions			967,694
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.94	0	$0	1.25%	7.8%	12/31/2025	$4.09	0	$0	1.00%	8.1%	12/31/2025	$4.25	0	$0	0.75%	8.4%
12/31/2024	3.65	0	0	1.25%	9.2%	12/31/2024	3.79	0	0	1.00%	9.4%	12/31/2024	3.92	0	0	0.75%	9.7%
12/31/2023	3.35	79	264	1.25%	33.9%	12/31/2023	3.46	0	0	1.00%	34.3%	12/31/2023	3.58	0	0	0.75%	34.6%
12/31/2022	2.50	109	273	1.25%	-34.3%	12/31/2022	2.58	0	0	1.00%	-34.2%	12/31/2022	2.66	0	0	0.75%	-34.0%
12/31/2021	3.81	92	352	1.25%	8.0%	12/31/2021	3.91	0	0	1.00%	8.3%	12/31/2021	4.03	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.42	0	$0	0.50%	8.6%	12/31/2025	$4.59	0	$0	0.25%	8.9%	12/31/2025	$4.76	0	$0	0.00%	9.2%
12/31/2024	4.06	0	0	0.50%	10.0%	12/31/2024	4.21	0	0	0.25%	10.3%	12/31/2024	4.36	0	0	0.00%	10.5%
12/31/2023	3.69	0	0	0.50%	34.9%	12/31/2023	3.82	0	0	0.25%	35.3%	12/31/2023	3.95	0	0	0.00%	35.6%
12/31/2022	2.74	0	0	0.50%	-33.9%	12/31/2022	2.82	0	0	0.25%	-33.7%	12/31/2022	2.91	0	0	0.00%	-33.5%
12/31/2021	4.14	0	0	0.50%	8.8%	12/31/2021	4.26	0	0	0.25%	9.1%	12/31/2021	4.38	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Fund - 06-498

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$943,837	$891,151	24,629
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$943,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$943,814	255,885	$3.69
Band 100	-	-	3.83
Band 75	-	-	3.98
Band 50	-	-	4.13
Band 25	-	-	4.29
Band 0	-	-	4.46
Total	$943,814	255,885

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,104
Mortality & expense charges			(12,018)
Net investment income (loss)			(9,914)

Gain (loss) on investments:
Net realized gain (loss)			25,543
Realized gain distributions			86,903
Net change in unrealized appreciation (depreciation)			(8,999)
Net gain (loss)			103,447

Increase (decrease) in net assets from operations			$93,533

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,914)	$(12,769)
Net realized gain (loss)		25,543	100,353
Realized gain distributions		86,903	95,134
Net change in unrealized appreciation (depreciation)		(8,999)	(103,630)

Increase (decrease) in net assets from operations		93,533	79,088

Contract owner transactions:
Proceeds from units sold		69,571	100,350
Cost of units redeemed		(270,262)	(1,223,955)
Account charges		(1,106)	(486)
Increase (decrease)		(201,797)	(1,124,091)
Net increase (decrease)		(108,264)	(1,045,003)
Net assets, beginning		1,052,078	2,097,081
Net assets, ending		$943,814	$1,052,078

Units sold		34,617	31,187
Units redeemed		(96,622)	(401,553)
Net increase (decrease)		(62,005)	(370,366)
Units outstanding, beginning		317,890	688,256
Units outstanding, ending		255,885	317,890

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$28,164,352
Cost of units redeemed/account charges			(32,593,585)
Net investment income (loss)			(323,467)
Net realized gain (loss)			3,709,990
Realized gain distributions			1,933,838
Net change in unrealized appreciation (depreciation)			52,686
Net assets			$943,814

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.69	256	$944	1.25%	11.4%	12/31/2025	$3.83	0	$0	1.00%	11.7%	12/31/2025	$3.98	0	$0	0.75%	12.0%
12/31/2024	3.31	318	1,052	1.25%	8.6%	12/31/2024	3.43	0	0	1.00%	8.9%	12/31/2024	3.55	0	0	0.75%	9.2%
12/31/2023	3.05	688	2,097	1.25%	11.3%	12/31/2023	3.15	0	0	1.00%	11.6%	12/31/2023	3.25	0	0	0.75%	11.8%
12/31/2022	2.74	907	2,483	1.25%	-22.5%	12/31/2022	2.82	0	0	1.00%	-22.3%	12/31/2022	2.91	0	0	0.75%	-22.1%
12/31/2021	3.53	1,119	3,956	1.25%	15.0%	12/31/2021	3.63	0	0	1.00%	15.2%	12/31/2021	3.74	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.13	0	$0	0.50%	12.3%	12/31/2025	$4.29	0	$0	0.25%	12.6%	12/31/2025	$4.46	0	$0	0.00%	12.8%
12/31/2024	3.68	0	0	0.50%	9.4%	12/31/2024	3.81	0	0	0.25%	9.7%	12/31/2024	3.95	0	0	0.00%	10.0%
12/31/2023	3.36	0	0	0.50%	12.1%	12/31/2023	3.48	0	0	0.25%	12.4%	12/31/2023	3.59	0	0	0.00%	12.7%
12/31/2022	3.00	0	0	0.50%	-22.0%	12/31/2022	3.09	0	0	0.25%	-21.8%	12/31/2022	3.19	0	0	0.00%	-21.6%
12/31/2021	3.84	0	0	0.50%	15.8%	12/31/2021	3.95	0	0	0.25%	16.1%	12/31/2021	4.06	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Global Environmental Markets Fund Investor Class - 06-569

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,777	$222,562	11,409
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$235,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,687	48,885	$4.02
Band 100	39,031	9,305	4.19
Band 75	-	-	4.37
Band 50	-	-	4.56
Band 25	-	-	4.75
Band 0	-	-	4.96
Total	$235,718	58,190

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,707
Mortality & expense charges			(3,319)
Net investment income (loss)			(1,612)

Gain (loss) on investments:
Net realized gain (loss)			37,939
Realized gain distributions			44,615
Net change in unrealized appreciation (depreciation)			(44,600)
Net gain (loss)			37,954

Increase (decrease) in net assets from operations			$36,342

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,612)	$(2,179)
Net realized gain (loss)		37,939	1,214
Realized gain distributions		44,615	11,665
Net change in unrealized appreciation (depreciation)		(44,600)	(2,729)

Increase (decrease) in net assets from operations		36,342	7,971

Contract owner transactions:
Proceeds from units sold		46,543	35,916
Cost of units redeemed		(132,225)	(3,574)
Account charges		(51)	(3)
Increase (decrease)		(85,733)	32,339
Net increase (decrease)		(49,391)	40,310
Net assets, beginning		285,109	244,799
Net assets, ending		$235,718	$285,109

Units sold		12,279	9,784
Units redeemed		(33,312)	(989)
Net increase (decrease)		(21,033)	8,795
Units outstanding, beginning		79,223	70,428
Units outstanding, ending		58,190	79,223

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,540,895
Cost of units redeemed/account charges			(1,576,670)
Net investment income (loss)			(30,029)
Net realized gain (loss)			184,204
Realized gain distributions			104,103
Net change in unrealized appreciation (depreciation)			13,215
Net assets			$235,718

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.02	49	$197	1.25%	12.3%	12/31/2025	$4.19	9	$39	1.00%	12.6%	12/31/2025	$4.37	0	$0	0.75%	12.9%
12/31/2024	3.58	70	250	1.25%	3.6%	12/31/2024	3.73	9	35	1.00%	3.8%	12/31/2024	3.87	0	0	0.75%	4.1%
12/31/2023	3.46	61	211	1.25%	15.1%	12/31/2023	3.59	9	33	1.00%	15.4%	12/31/2023	3.72	0	0	0.75%	15.7%
12/31/2022	3.00	108	323	1.25%	-23.6%	12/31/2022	3.11	9	29	1.00%	-23.4%	12/31/2022	3.22	0	0	0.75%	-23.2%
12/31/2021	3.93	97	380	1.25%	20.4%	12/31/2021	4.06	10	40	1.00%	20.7%	12/31/2021	4.19	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.56	0	$0	0.50%	13.2%	12/31/2025	$4.75	0	$0	0.25%	13.5%	12/31/2025	$4.96	0	$0	0.00%	13.7%
12/31/2024	4.03	0	0	0.50%	4.3%	12/31/2024	4.19	0	0	0.25%	4.6%	12/31/2024	4.36	0	0	0.00%	4.9%
12/31/2023	3.86	0	0	0.50%	16.0%	12/31/2023	4.00	0	0	0.25%	16.3%	12/31/2023	4.15	0	0	0.00%	16.6%
12/31/2022	3.33	0	0	0.50%	-23.0%	12/31/2022	3.44	0	0	0.25%	-22.8%	12/31/2022	3.56	0	0	0.00%	-22.6%
12/31/2021	4.32	0	0	0.50%	21.3%	12/31/2021	4.46	0	0	0.25%	21.6%	12/31/2021	4.61	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.4%
2023	0.9%
2022	0.2%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Sustainable Alloc Inv Investor Class - 06-568

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$904,194	$899,370	34,644
Receivables: investments sold	-
Payables: investments purchased	(313)
Net assets	$903,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$792,734	255,380	$3.10
Band 100	111,147	34,345	3.24
Band 75	-	-	3.37
Band 50	-	-	3.52
Band 25	-	-	3.67
Band 0	-	-	3.82
Total	$903,881	289,725

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,008
Mortality & expense charges			(12,676)
Net investment income (loss)			9,332

Gain (loss) on investments:
Net realized gain (loss)			12,593
Realized gain distributions			63,734
Net change in unrealized appreciation (depreciation)			8,114
Net gain (loss)			84,441

Increase (decrease) in net assets from operations			$93,773

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,332	$7,791
Net realized gain (loss)		12,593	331
Realized gain distributions		63,734	19,233
Net change in unrealized appreciation (depreciation)		8,114	38,402

Increase (decrease) in net assets from operations		93,773	65,757

Contract owner transactions:
Proceeds from units sold		30,711	87,722
Cost of units redeemed		(332,669)	(61,647)
Account charges		(79)	(43)
Increase (decrease)		(302,037)	26,032
Net increase (decrease)		(208,264)	91,789
Net assets, beginning		1,112,145	1,020,356
Net assets, ending		$903,881	$1,112,145

Units sold		10,491	31,967
Units redeemed		(111,169)	(21,543)
Net increase (decrease)		(100,678)	10,424
Units outstanding, beginning		390,403	379,979
Units outstanding, ending		289,725	390,403

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,219,565
Cost of units redeemed/account charges			(3,015,500)
Net investment income (loss)			24,004
Net realized gain (loss)			179,330
Realized gain distributions			491,658
Net change in unrealized appreciation (depreciation)			4,824
Net assets			$903,881

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.10	255	$793	1.25%	9.5%	12/31/2025	$3.24	34	$111	1.00%	9.8%	12/31/2025	$3.37	0	$0	0.75%	10.0%
12/31/2024	2.84	344	975	1.25%	6.2%	12/31/2024	2.95	47	137	1.00%	6.4%	12/31/2024	3.07	0	0	0.75%	6.7%
12/31/2023	2.67	325	867	1.25%	11.8%	12/31/2023	2.77	55	153	1.00%	12.0%	12/31/2023	2.87	0	0	0.75%	12.3%
12/31/2022	2.39	313	748	1.25%	-17.5%	12/31/2022	2.47	68	168	1.00%	-17.3%	12/31/2022	2.56	0	0	0.75%	-17.1%
12/31/2021	2.90	379	1,097	1.25%	13.9%	12/31/2021	2.99	73	219	1.00%	14.2%	12/31/2021	3.09	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.52	0	$0	0.50%	10.3%	12/31/2025	$3.67	0	$0	0.25%	10.6%	12/31/2025	$3.82	0	$0	0.00%	10.9%
12/31/2024	3.19	0	0	0.50%	7.0%	12/31/2024	3.32	0	0	0.25%	7.2%	12/31/2024	3.45	0	0	0.00%	7.5%
12/31/2023	2.98	0	0	0.50%	12.6%	12/31/2023	3.09	0	0	0.25%	12.9%	12/31/2023	3.21	0	0	0.00%	13.2%
12/31/2022	2.65	0	0	0.50%	-16.9%	12/31/2022	2.74	0	0	0.25%	-16.7%	12/31/2022	2.83	0	0	0.00%	-16.5%
12/31/2021	3.18	0	0	0.50%	14.7%	12/31/2021	3.29	0	0	0.25%	15.0%	12/31/2021	3.39	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.0%
2023	1.4%
2022	1.1%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Emerging Markets Bond Investor Class - 06-501

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,652	$16,653	1,577
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$17,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,651	11,081	$1.59
Band 100	-	-	1.65
Band 75	-	-	1.72
Band 50	-	-	1.78
Band 25	-	-	1.85
Band 0	-	-	1.93
Total	$17,651	11,081

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,574
Mortality & expense charges			(281)
Net investment income (loss)			1,293

Gain (loss) on investments:
Net realized gain (loss)			(670)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,685
Net gain (loss)			1,015

Increase (decrease) in net assets from operations			$2,308

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,293	$1,933
Net realized gain (loss)		(670)	863
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,685	(958)

Increase (decrease) in net assets from operations		2,308	1,838

Contract owner transactions:
Proceeds from units sold		5,184	62,627
Cost of units redeemed		(22,744)	(47,243)
Account charges		(1)	(5)
Increase (decrease)		(17,561)	15,379
Net increase (decrease)		(15,253)	17,217
Net assets, beginning		32,904	15,687
Net assets, ending		$17,651	$32,904

Units sold		3,646	45,204
Units redeemed		(16,079)	(33,636)
Net increase (decrease)		(12,433)	11,568
Units outstanding, beginning		23,514	11,946
Units outstanding, ending		11,081	23,514

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,035,191
Cost of units redeemed/account charges			(3,202,944)
Net investment income (loss)			260,827
Net realized gain (loss)			(95,050)
Realized gain distributions			18,628
Net change in unrealized appreciation (depreciation)			999
Net assets			$17,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	11	$18	1.25%	13.8%	12/31/2025	$1.65	0	$0	1.00%	14.1%	12/31/2025	$1.72	0	$0	0.75%	14.4%
12/31/2024	1.40	24	33	1.25%	6.6%	12/31/2024	1.45	0	0	1.00%	6.8%	12/31/2024	1.50	0	0	0.75%	7.1%
12/31/2023	1.31	12	16	1.25%	10.9%	12/31/2023	1.36	0	0	1.00%	11.2%	12/31/2023	1.40	0	0	0.75%	11.5%
12/31/2022	1.18	11	13	1.25%	-18.4%	12/31/2022	1.22	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.45	11	16	1.25%	-3.6%	12/31/2021	1.49	0	0	1.00%	-3.3%	12/31/2021	1.53	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	14.7%	12/31/2025	$1.85	0	$0	0.25%	15.0%	12/31/2025	$1.93	0	$0	0.00%	15.3%
12/31/2024	1.56	0	0	0.50%	7.4%	12/31/2024	1.61	0	0	0.25%	7.6%	12/31/2024	1.67	0	0	0.00%	7.9%
12/31/2023	1.45	0	0	0.50%	11.8%	12/31/2023	1.50	0	0	0.25%	12.1%	12/31/2023	1.55	0	0	0.00%	12.3%
12/31/2022	1.30	0	0	0.50%	-17.8%	12/31/2022	1.34	0	0	0.25%	-17.6%	12/31/2022	1.38	0	0	0.00%	-17.4%
12/31/2021	1.58	0	0	0.50%	-2.9%	12/31/2021	1.62	0	0	0.25%	-2.6%	12/31/2021	1.67	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.2%
2024	9.5%
2023	9.0%
2022	6.8%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,336	$3,495	387
Receivables: investments sold	81
Payables: investments purchased	-
Net assets	$3,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,417	2,916	$1.17
Band 100	-	-	1.22
Band 75	-	-	1.26
Band 50	-	-	1.31
Band 25	-	-	1.36
Band 0	-	-	1.42
Total	$3,417	2,916

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$238
Mortality & expense charges			(29)
Net investment income (loss)			209

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(97)
Net gain (loss)			(98)

Increase (decrease) in net assets from operations			$111

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$209	$45
Net realized gain (loss)		(1)	(33)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(97)	211

Increase (decrease) in net assets from operations		111	223

Contract owner transactions:
Proceeds from units sold		2,121	2,005
Cost of units redeemed		-	(7,203)
Account charges		-	-
Increase (decrease)		2,121	(5,198)
Net increase (decrease)		2,232	(4,975)
Net assets, beginning		1,185	6,160
Net assets, ending		$3,417	$1,185

Units sold		1,855	1,845
Units redeemed		-	(6,647)
Net increase (decrease)		1,855	(4,802)
Units outstanding, beginning		1,061	5,863
Units outstanding, ending		2,916	1,061

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,216
Cost of units redeemed/account charges			(7,203)
Net investment income (loss)			597
Net realized gain (loss)			(34)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(159)
Net assets			$3,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	3	$3	1.25%	4.9%	12/31/2025	$1.22	0	$0	1.00%	5.2%	12/31/2025	$1.26	0	$0	0.75%	5.5%
12/31/2024	1.12	1	1	1.25%	6.3%	12/31/2024	1.16	0	0	1.00%	6.5%	12/31/2024	1.20	0	0	0.75%	6.8%
12/31/2023	1.05	6	6	1.25%	4.3%	12/31/2023	1.09	0	0	1.00%	4.6%	12/31/2023	1.12	0	0	0.75%	4.8%
12/31/2022	1.01	0	0	1.25%	-5.6%	12/31/2022	1.04	0	0	1.00%	-5.4%	12/31/2022	1.07	0	0	0.75%	-5.1%
12/31/2021	1.07	0	0	1.25%	2.1%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.13	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	5.7%	12/31/2025	$1.36	0	$0	0.25%	6.0%	12/31/2025	$1.42	0	$0	0.00%	6.3%
12/31/2024	1.24	0	0	0.50%	7.1%	12/31/2024	1.29	0	0	0.25%	7.4%	12/31/2024	1.33	0	0	0.00%	7.6%
12/31/2023	1.16	0	0	0.50%	5.1%	12/31/2023	1.20	0	0	0.25%	5.4%	12/31/2023	1.24	0	0	0.00%	5.6%
12/31/2022	1.10	0	0	0.50%	-4.9%	12/31/2022	1.14	0	0	0.25%	-4.6%	12/31/2022	1.17	0	0	0.00%	-4.4%
12/31/2021	1.16	0	0	0.50%	2.9%	12/31/2021	1.19	0	0	0.25%	3.1%	12/31/2021	1.23	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	10.3%
2024	2.3%
2023	11.5%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.26
Band 75	-	-	1.31
Band 50	-	-	1.36
Band 25	-	-	1.42
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	1.25%	5.2%	12/31/2025	$1.26	0	$0	1.00%	5.5%	12/31/2025	$1.31	0	$0	0.75%	5.7%
12/31/2024	1.16	0	0	1.25%	6.5%	12/31/2024	1.20	0	0	1.00%	6.8%	12/31/2024	1.24	0	0	0.75%	7.1%
12/31/2023	1.09	0	0	1.25%	4.5%	12/31/2023	1.12	0	0	1.00%	4.8%	12/31/2023	1.16	0	0	0.75%	5.0%
12/31/2022	1.04	0	0	1.25%	-5.3%	12/31/2022	1.07	0	0	1.00%	-5.1%	12/31/2022	1.10	0	0	0.75%	-4.8%
12/31/2021	1.10	0	0	1.25%	2.3%	12/31/2021	1.13	0	0	1.00%	2.6%	12/31/2021	1.16	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	6.0%	12/31/2025	$1.42	0	$0	0.25%	6.3%	12/31/2025	$1.47	0	$0	0.00%	6.5%
12/31/2024	1.29	0	0	0.50%	7.3%	12/31/2024	1.33	0	0	0.25%	7.6%	12/31/2024	1.38	0	0	0.00%	7.9%
12/31/2023	1.20	0	0	0.50%	5.3%	12/31/2023	1.24	0	0	0.25%	5.6%	12/31/2023	1.28	0	0	0.00%	5.8%
12/31/2022	1.14	0	0	0.50%	-4.6%	12/31/2022	1.17	0	0	0.25%	-4.4%	12/31/2022	1.21	0	0	0.00%	-4.1%
12/31/2021	1.19	0	0	0.50%	3.1%	12/31/2021	1.23	0	0	0.25%	3.4%	12/31/2021	1.26	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Sm Cap Gr Fund I Class - 06-627 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.99
Band 100	-	-	3.09
Band 75	-	-	3.20
Band 50	-	-	3.31
Band 25	-	-	3.42
Band 0	-	-	3.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,967,393
Cost of units redeemed/account charges			(14,188,013)
Net investment income (loss)			(317,968)
Net realized gain (loss)			(2,207,223)
Realized gain distributions			4,745,811
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	0	$0	1.25%	8.3%	12/31/2025	$3.09	0	$0	1.00%	8.6%	12/31/2025	$3.20	0	$0	0.75%	8.9%
12/31/2024	2.76	0	0	1.25%	13.9%	12/31/2024	2.84	0	0	1.00%	14.2%	12/31/2024	2.93	0	0	0.75%	14.5%
12/31/2023	2.42	0	0	1.25%	23.5%	12/31/2023	2.49	0	0	1.00%	23.8%	12/31/2023	2.56	0	0	0.75%	24.1%
12/31/2022	1.96	0	0	1.25%	-27.8%	12/31/2022	2.01	0	0	1.00%	-27.6%	12/31/2022	2.07	0	0	0.75%	-27.4%
12/31/2021	2.71	0	0	1.25%	9.0%	12/31/2021	2.78	0	0	1.00%	9.3%	12/31/2021	2.85	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.31	0	$0	0.50%	9.1%	12/31/2025	$3.42	0	$0	0.25%	9.4%	12/31/2025	$3.54	0	$0	0.00%	9.7%
12/31/2024	3.03	0	0	0.50%	14.8%	12/31/2024	3.13	0	0	0.25%	15.0%	12/31/2024	3.23	0	0	0.00%	15.3%
12/31/2023	2.64	0	0	0.50%	24.4%	12/31/2023	2.72	0	0	0.25%	24.7%	12/31/2023	2.80	0	0	0.00%	25.0%
12/31/2022	2.12	0	0	0.50%	-27.2%	12/31/2022	2.18	0	0	0.25%	-27.0%	12/31/2022	2.24	0	0	0.00%	-26.9%
12/31/2021	2.92	0	0	0.50%	9.9%	12/31/2021	2.99	0	0	0.25%	10.1%	12/31/2021	3.06	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Bond A Class - 06-834

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,277,812	$2,309,201	267,043
Receivables: investments sold	2,742
Payables: investments purchased	-
Net assets	$2,280,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,660,364	1,417,635	$1.17
Band 100	360,121	297,543	1.21
Band 75	-	-	1.25
Band 50	260,069	201,229	1.29
Band 25	-	-	1.34
Band 0	-	-	1.38
Total	$2,280,554	1,916,407

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$95,884
Mortality & expense charges			(25,564)
Net investment income (loss)			70,320

Gain (loss) on investments:
Net realized gain (loss)			(30,277)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,984
Net gain (loss)			85,707

Increase (decrease) in net assets from operations			$156,027

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70,320	$71,015
Net realized gain (loss)		(30,277)	(121,220)
Realized gain distributions		-	14,617
Net change in unrealized appreciation (depreciation)		115,984	51,736

Increase (decrease) in net assets from operations		156,027	16,148

Contract owner transactions:
Proceeds from units sold		444,412	768,462
Cost of units redeemed		(607,788)	(1,593,479)
Account charges		(3,781)	(3,657)
Increase (decrease)		(167,157)	(828,674)
Net increase (decrease)		(11,130)	(812,526)
Net assets, beginning		2,291,684	3,104,210
Net assets, ending		$2,280,554	$2,291,684

Units sold		392,295	726,250
Units redeemed		(542,754)	(1,510,449)
Net increase (decrease)		(150,459)	(784,199)
Units outstanding, beginning		2,066,866	2,851,065
Units outstanding, ending		1,916,407	2,066,866

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$38,534,008
Cost of units redeemed/account charges			(37,604,939)
Net investment income (loss)			1,553,622
Net realized gain (loss)			(523,665)
Realized gain distributions			352,917
Net change in unrealized appreciation (depreciation)			(31,389)
Net assets			$2,280,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	1,418	$1,660	1.25%	7.2%	12/31/2025	$1.21	298	$360	1.00%	7.4%	12/31/2025	$1.25	0	$0	0.75%	7.7%
12/31/2024	1.09	1,542	1,685	1.25%	1.3%	12/31/2024	1.13	311	351	1.00%	1.6%	12/31/2024	1.16	0	0	0.75%	1.8%
12/31/2023	1.08	2,350	2,535	1.25%	5.3%	12/31/2023	1.11	293	325	1.00%	5.6%	12/31/2023	1.14	0	0	0.75%	5.9%
12/31/2022	1.02	3,346	3,427	1.25%	-15.7%	12/31/2022	1.05	338	355	1.00%	-15.5%	12/31/2022	1.08	0	0	0.75%	-15.2%
12/31/2021	1.21	3,268	3,969	1.25%	-0.9%	12/31/2021	1.24	354	440	1.00%	-0.6%	12/31/2021	1.27	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	201	$260	0.50%	8.0%	12/31/2025	$1.34	0	$0	0.25%	8.2%	12/31/2025	$1.38	0	$0	0.00%	8.5%
12/31/2024	1.20	214	256	0.50%	2.1%	12/31/2024	1.23	0	0	0.25%	2.3%	12/31/2024	1.27	0	0	0.00%	2.6%
12/31/2023	1.17	208	244	0.50%	6.1%	12/31/2023	1.21	0	0	0.25%	6.4%	12/31/2023	1.24	0	0	0.00%	6.7%
12/31/2022	1.10	267	294	0.50%	-15.0%	12/31/2022	1.13	0	0	0.25%	-14.8%	12/31/2022	1.16	0	0	0.00%	-14.6%
12/31/2021	1.30	300	391	0.50%	-0.1%	12/31/2021	1.33	0	0	0.25%	0.1%	12/31/2021	1.36	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.7%
2023	2.9%
2022	1.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Bond Y Class - 06-823

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,775,090	$7,085,865	789,910
Receivables: investments sold	-
Payables: investments purchased	(100,348)
Net assets	$6,674,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,674,742	5,474,021	$1.22
Band 100	-	-	1.26
Band 75	-	-	1.30
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.44
Total	$6,674,742	5,474,021

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$310,949
Mortality & expense charges			(85,416)
Net investment income (loss)			225,533

Gain (loss) on investments:
Net realized gain (loss)			(139,009)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			403,533
Net gain (loss)			264,524

Increase (decrease) in net assets from operations			$490,057

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$225,533	$197,951
Net realized gain (loss)		(139,009)	(124,907)
Realized gain distributions		-	42,345
Net change in unrealized appreciation (depreciation)		403,533	(11,183)

Increase (decrease) in net assets from operations		490,057	104,206

Contract owner transactions:
Proceeds from units sold		1,585,445	1,450,862
Cost of units redeemed		(1,967,804)	(1,540,671)
Account charges		(8,068)	(6,008)
Increase (decrease)		(390,427)	(95,817)
Net increase (decrease)		99,630	8,389
Net assets, beginning		6,575,112	6,566,723
Net assets, ending		$6,674,742	$6,575,112

Units sold		1,359,787	1,305,725
Units redeemed		(1,685,664)	(1,393,095)
Net increase (decrease)		(325,877)	(87,370)
Units outstanding, beginning		5,799,898	5,887,268
Units outstanding, ending		5,474,021	5,799,898

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$159,471,236
Cost of units redeemed/account charges			(160,041,583)
Net investment income (loss)			6,245,767
Net realized gain (loss)			(374,784)
Realized gain distributions			1,684,881
Net change in unrealized appreciation (depreciation)			(310,775)
Net assets			$6,674,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	5,474	$6,675	1.25%	7.6%	12/31/2025	$1.26	0	$0	1.00%	7.8%	12/31/2025	$1.30	0	$0	0.75%	8.1%
12/31/2024	1.13	5,800	6,575	1.25%	1.6%	12/31/2024	1.17	0	0	1.00%	1.9%	12/31/2024	1.20	0	0	0.75%	2.1%
12/31/2023	1.12	5,887	6,567	1.25%	5.6%	12/31/2023	1.15	0	0	1.00%	5.9%	12/31/2023	1.18	0	0	0.75%	6.2%
12/31/2022	1.06	7,962	8,407	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.11	0	0	0.75%	-14.9%
12/31/2021	1.25	11,894	14,830	1.25%	-0.5%	12/31/2021	1.28	0	0	1.00%	-0.3%	12/31/2021	1.31	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	8.4%	12/31/2025	$1.39	0	$0	0.25%	8.6%	12/31/2025	$1.44	0	$0	0.00%	8.9%
12/31/2024	1.24	0	0	0.50%	2.4%	12/31/2024	1.28	0	0	0.25%	2.7%	12/31/2024	1.32	0	0	0.00%	2.9%
12/31/2023	1.21	0	0	0.50%	6.4%	12/31/2023	1.25	0	0	0.25%	6.7%	12/31/2023	1.28	0	0	0.00%	7.0%
12/31/2022	1.14	0	0	0.50%	-14.7%	12/31/2022	1.17	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.34	0	0	0.50%	0.2%	12/31/2021	1.37	0	0	0.25%	0.5%	12/31/2021	1.40	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	4.3%
2023	3.6%
2022	2.1%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Active Credit A Class - 06-022

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,962	$17,533	2,149
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$17,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,972	13,710	$1.31
Band 100	-	-	1.35
Band 75	-	-	1.40
Band 50	-	-	1.44
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$17,972	13,710

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$856
Mortality & expense charges			(190)
Net investment income (loss)			666

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			199
Net gain (loss)			208

Increase (decrease) in net assets from operations			$874

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$666	$276
Net realized gain (loss)		9	3
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		199	135

Increase (decrease) in net assets from operations		874	414

Contract owner transactions:
Proceeds from units sold		7,981	6,173
Cost of units redeemed		(137)	-
Account charges		(5)	(4)
Increase (decrease)		7,839	6,169
Net increase (decrease)		8,713	6,583
Net assets, beginning		9,259	2,676
Net assets, ending		$17,972	$9,259

Units sold		6,333	5,166
Units redeemed		(111)	(3)
Net increase (decrease)		6,222	5,163
Units outstanding, beginning		7,488	2,325
Units outstanding, ending		13,710	7,488

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,438
Cost of units redeemed/account charges			(2,951)
Net investment income (loss)			1,106
Net realized gain (loss)			(50)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			429
Net assets			$17,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	14	$18	1.25%	6.0%	12/31/2025	$1.35	0	$0	1.00%	6.3%	12/31/2025	$1.40	0	$0	0.75%	6.5%
12/31/2024	1.24	7	9	1.25%	7.4%	12/31/2024	1.27	0	0	1.00%	7.7%	12/31/2024	1.31	0	0	0.75%	8.0%
12/31/2023	1.15	2	3	1.25%	8.9%	12/31/2023	1.18	0	0	1.00%	9.2%	12/31/2023	1.21	0	0	0.75%	9.5%
12/31/2022	1.06	1	1	1.25%	-12.5%	12/31/2022	1.08	0	0	1.00%	-12.3%	12/31/2022	1.11	0	0	0.75%	-12.1%
12/31/2021	1.21	0	0	1.25%	4.0%	12/31/2021	1.23	0	0	1.00%	4.3%	12/31/2021	1.26	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	0.50%	6.8%	12/31/2025	$1.49	0	$0	0.25%	7.1%	12/31/2025	$1.53	0	$0	0.00%	7.3%
12/31/2024	1.35	0	0	0.50%	8.2%	12/31/2024	1.39	0	0	0.25%	8.5%	12/31/2024	1.43	0	0	0.00%	8.8%
12/31/2023	1.25	0	0	0.50%	9.7%	12/31/2023	1.28	0	0	0.25%	10.0%	12/31/2023	1.31	0	0	0.00%	10.3%
12/31/2022	1.14	0	0	0.50%	-11.8%	12/31/2022	1.16	0	0	0.25%	-11.6%	12/31/2022	1.19	0	0	0.00%	-11.4%
12/31/2021	1.29	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.3%
2024	5.8%
2023	6.7%
2022	1.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Active Credit Y Class - 06-021 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.41
Band 75	-	-	1.45
Band 50	-	-	1.50
Band 25	-	-	1.54
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	1.25%	6.2%	12/31/2025	$1.41	0	$0	1.00%	6.5%	12/31/2025	$1.45	0	$0	0.75%	6.7%
12/31/2024	1.28	0	0	1.25%	7.8%	12/31/2024	1.32	0	0	1.00%	8.1%	12/31/2024	1.36	0	0	0.75%	8.4%
12/31/2023	1.19	0	0	1.25%	9.2%	12/31/2023	1.22	0	0	1.00%	9.5%	12/31/2023	1.25	0	0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-12.2%	12/31/2022	1.12	0	0	1.00%	-11.9%	12/31/2022	1.14	0	0	0.75%	-11.7%
12/31/2021	1.24	0	0	1.25%	4.3%	12/31/2021	1.27	0	0	1.00%	4.6%	12/31/2021	1.29	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	7.0%	12/31/2025	$1.54	0	$0	0.25%	7.3%	12/31/2025	$1.59	0	$0	0.00%	7.5%
12/31/2024	1.40	0	0	0.50%	8.7%	12/31/2024	1.44	0	0	0.25%	8.9%	12/31/2024	1.48	0	0	0.00%	9.2%
12/31/2023	1.29	0	0	0.50%	10.0%	12/31/2023	1.32	0	0	0.25%	10.3%	12/31/2023	1.36	0	0	0.00%	10.6%
12/31/2022	1.17	0	0	0.50%	-11.5%	12/31/2022	1.20	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.32	0	0	0.50%	5.1%	12/31/2021	1.35	0	0	0.25%	5.4%	12/31/2021	1.38	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund A Class - 06-327

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,056,248	$2,583,034	83,743
Receivables: investments sold	-
Payables: investments purchased	(335)
Net assets	$2,055,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,395,262	472,675	$2.95
Band 100	231,556	74,966	3.09
Band 75	-	-	3.23
Band 50	429,095	126,881	3.38
Band 25	-	-	3.54
Band 0	-	-	3.70
Total	$2,055,913	674,522

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46,205
Mortality & expense charges			(23,843)
Net investment income (loss)			22,362

Gain (loss) on investments:
Net realized gain (loss)			(137,759)
Realized gain distributions			134,183
Net change in unrealized appreciation (depreciation)			192,739
Net gain (loss)			189,163

Increase (decrease) in net assets from operations			$211,525

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,362	$22,312
Net realized gain (loss)		(137,759)	(91,317)
Realized gain distributions		134,183	677,269
Net change in unrealized appreciation (depreciation)		192,739	(336,547)

Increase (decrease) in net assets from operations		211,525	271,717

Contract owner transactions:
Proceeds from units sold		25,935	172,620
Cost of units redeemed		(520,966)	(1,109,916)
Account charges		(512)	(2,061)
Increase (decrease)		(495,543)	(939,357)
Net increase (decrease)		(284,018)	(667,640)
Net assets, beginning		2,339,931	3,007,571
Net assets, ending		$2,055,913	$2,339,931

Units sold		9,349	67,146
Units redeemed		(183,208)	(425,251)
Net increase (decrease)		(173,859)	(358,105)
Units outstanding, beginning		848,381	1,206,486
Units outstanding, ending		674,522	848,381

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,864,821
Cost of units redeemed/account charges			(12,424,206)
Net investment income (loss)			302,412
Net realized gain (loss)			79,177
Realized gain distributions			2,760,495
Net change in unrealized appreciation (depreciation)			(526,786)
Net assets			$2,055,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.95	473	$1,395	1.25%	9.8%	12/31/2025	$3.09	75	$232	1.00%	10.1%	12/31/2025	$3.23	0	$0	0.75%	10.4%
12/31/2024	2.69	624	1,676	1.25%	9.9%	12/31/2024	2.81	92	259	1.00%	10.1%	12/31/2024	2.93	0	0	0.75%	10.4%
12/31/2023	2.45	937	2,292	1.25%	6.1%	12/31/2023	2.55	135	344	1.00%	6.3%	12/31/2023	2.65	0	0	0.75%	6.6%
12/31/2022	2.31	1,101	2,541	1.25%	-9.3%	12/31/2022	2.40	143	342	1.00%	-9.1%	12/31/2022	2.49	0	0	0.75%	-8.9%
12/31/2021	2.54	1,305	3,321	1.25%	24.0%	12/31/2021	2.64	148	391	1.00%	24.3%	12/31/2021	2.73	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	127	$429	0.50%	10.7%	12/31/2025	$3.54	0	$0	0.25%	10.9%	12/31/2025	$3.70	0	$0	0.00%	11.2%
12/31/2024	3.06	132	405	0.50%	10.7%	12/31/2024	3.19	0	0	0.25%	11.0%	12/31/2024	3.33	0	0	0.00%	11.3%
12/31/2023	2.76	135	372	0.50%	6.8%	12/31/2023	2.87	0	0	0.25%	7.1%	12/31/2023	2.99	0	0	0.00%	7.4%
12/31/2022	2.58	252	652	0.50%	-8.7%	12/31/2022	2.68	0	0	0.25%	-8.4%	12/31/2022	2.79	0	0	0.00%	-8.2%
12/31/2021	2.83	350	992	0.50%	24.9%	12/31/2021	2.93	0	0	0.25%	25.2%	12/31/2021	3.04	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.0%
2023	1.6%
2022	1.8%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund Y Class - 06-828

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,089,439	$25,864,629	829,460
Receivables: investments sold	-
Payables: investments purchased	(54,328)
Net assets	$21,035,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,647,159	5,474,692	$3.22
Band 100	-	-	3.33
Band 75	-	-	3.44
Band 50	-	-	3.56
Band 25	-	-	3.68
Band 0	3,387,952	892,036	3.80
Total	$21,035,111	6,366,728

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$508,811
Mortality & expense charges			(247,726)
Net investment income (loss)			261,085

Gain (loss) on investments:
Net realized gain (loss)			(1,613,643)
Realized gain distributions			1,481,523
Net change in unrealized appreciation (depreciation)			2,119,499
Net gain (loss)			1,987,379

Increase (decrease) in net assets from operations			$2,248,464

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$261,085	$241,664
Net realized gain (loss)		(1,613,643)	(278,573)
Realized gain distributions		1,481,523	6,807,178
Net change in unrealized appreciation (depreciation)		2,119,499	(4,365,171)

Increase (decrease) in net assets from operations		2,248,464	2,405,098

Contract owner transactions:
Proceeds from units sold		511,485	555,100
Cost of units redeemed		(6,193,018)	(3,199,951)
Account charges		(5,480)	(3,923)
Increase (decrease)		(5,687,013)	(2,648,774)
Net increase (decrease)		(3,438,549)	(243,676)
Net assets, beginning		24,473,660	24,717,336
Net assets, ending		$21,035,111	$24,473,660

Units sold		182,934	213,200
Units redeemed		(2,008,569)	(1,156,103)
Net increase (decrease)		(1,825,635)	(942,903)
Units outstanding, beginning		8,192,363	9,135,266
Units outstanding, ending		6,366,728	8,192,363

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$60,114,511
Cost of units redeemed/account charges			(59,043,056)
Net investment income (loss)			2,635,067
Net realized gain (loss)			610,651
Realized gain distributions			21,493,128
Net change in unrealized appreciation (depreciation)			(4,775,190)
Net assets			$21,035,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.22	5,475	$17,647	1.25%	10.0%	12/31/2025	$3.33	0	$0	1.00%	10.3%	12/31/2025	$3.44	0	$0	0.75%	10.5%
12/31/2024	2.93	7,221	21,162	1.25%	10.1%	12/31/2024	3.02	0	0	1.00%	10.4%	12/31/2024	3.11	0	0	0.75%	10.7%
12/31/2023	2.66	8,103	21,563	1.25%	6.3%	12/31/2023	2.74	0	0	1.00%	6.5%	12/31/2023	2.81	0	0	0.75%	6.8%
12/31/2022	2.50	9,442	23,640	1.25%	-9.2%	12/31/2022	2.57	0	0	1.00%	-9.0%	12/31/2022	2.63	0	0	0.75%	-8.7%
12/31/2021	2.76	11,804	32,543	1.25%	24.3%	12/31/2021	2.82	0	0	1.00%	24.6%	12/31/2021	2.89	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.56	0	$0	0.50%	10.8%	12/31/2025	$3.68	0	$0	0.25%	11.1%	12/31/2025	$3.80	892	$3,388	0.00%	11.4%
12/31/2024	3.21	0	0	0.50%	11.0%	12/31/2024	3.31	0	0	0.25%	11.2%	12/31/2024	3.41	971	3,312	0.00%	11.5%
12/31/2023	2.89	0	0	0.50%	7.1%	12/31/2023	2.97	0	0	0.25%	7.3%	12/31/2023	3.06	1,032	3,155	0.00%	7.6%
12/31/2022	2.70	0	0	0.50%	-8.5%	12/31/2022	2.77	0	0	0.25%	-8.3%	12/31/2022	2.84	1,081	3,072	0.00%	-8.0%
12/31/2021	2.95	0	0	0.50%	25.2%	12/31/2021	3.02	0	0	0.25%	25.5%	12/31/2021	3.09	1,389	4,291	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.1%
2023	1.8%
2022	2.0%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund A Class - 06-833

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,705,504	$2,379,193	60,833
Receivables: investments sold	-
Payables: investments purchased	(30,027)
Net assets	$2,675,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,664,801	477,671	$5.58
Band 100	10,676	1,852	5.76
Band 75	-	-	5.96
Band 50	-	-	6.16
Band 25	-	-	6.36
Band 0	-	-	6.57
Total	$2,675,477	479,523

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,803
Mortality & expense charges			(30,010)
Net investment income (loss)			(24,207)

Gain (loss) on investments:
Net realized gain (loss)			43,566
Realized gain distributions			235,661
Net change in unrealized appreciation (depreciation)			234,255
Net gain (loss)			513,482

Increase (decrease) in net assets from operations			$489,275

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,207)	$(15,070)
Net realized gain (loss)		43,566	136,524
Realized gain distributions		235,661	270,630
Net change in unrealized appreciation (depreciation)		234,255	(28,044)

Increase (decrease) in net assets from operations		489,275	364,040

Contract owner transactions:
Proceeds from units sold		367,860	915,527
Cost of units redeemed		(373,702)	(883,369)
Account charges		(276)	(173)
Increase (decrease)		(6,118)	31,985
Net increase (decrease)		483,157	396,025
Net assets, beginning		2,192,320	1,796,295
Net assets, ending		$2,675,477	$2,192,320

Units sold		75,074	210,329
Units redeemed		(73,613)	(206,432)
Net increase (decrease)		1,461	3,897
Units outstanding, beginning		478,062	474,165
Units outstanding, ending		479,523	478,062

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,538,511
Cost of units redeemed/account charges			(2,202,086)
Net investment income (loss)			(69,137)
Net realized gain (loss)			135,797
Realized gain distributions			946,081
Net change in unrealized appreciation (depreciation)			326,311
Net assets			$2,675,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.58	478	$2,665	1.25%	21.7%	12/31/2025	$5.76	2	$11	1.00%	22.0%	12/31/2025	$5.96	0	$0	0.75%	22.3%
12/31/2024	4.59	476	2,182	1.25%	21.1%	12/31/2024	4.73	2	10	1.00%	21.4%	12/31/2024	4.87	0	0	0.75%	21.7%
12/31/2023	3.79	472	1,786	1.25%	27.1%	12/31/2023	3.89	3	10	1.00%	27.4%	12/31/2023	4.00	0	0	0.75%	27.8%
12/31/2022	2.98	447	1,332	1.25%	-20.5%	12/31/2022	3.06	9	27	1.00%	-20.3%	12/31/2022	3.13	0	0	0.75%	-20.1%
12/31/2021	3.75	281	1,051	1.25%	26.2%	12/31/2021	3.83	16	59	1.00%	26.5%	12/31/2021	3.92	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.16	0	$0	0.50%	22.6%	12/31/2025	$6.36	0	$0	0.25%	22.9%	12/31/2025	$6.57	0	$0	0.00%	23.2%
12/31/2024	5.02	0	0	0.50%	22.0%	12/31/2024	5.18	0	0	0.25%	22.3%	12/31/2024	5.34	0	0	0.00%	22.6%
12/31/2023	4.12	0	0	0.50%	28.1%	12/31/2023	4.23	0	0	0.25%	28.4%	12/31/2023	4.35	0	0	0.00%	28.7%
12/31/2022	3.21	0	0	0.50%	-19.9%	12/31/2022	3.30	0	0	0.25%	-19.7%	12/31/2022	3.38	0	0	0.00%	-19.5%
12/31/2021	4.01	0	0	0.50%	27.2%	12/31/2021	4.10	0	0	0.25%	27.5%	12/31/2021	4.20	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.5%
2023	0.8%
2022	0.6%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund VCT Portfolio I Class - 06-590

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,693,044	$2,223,638	136,903
Receivables: investments sold	-
Payables: investments purchased	(2,895)
Net assets	$2,690,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,690,149	357,850	$7.52
Band 100	-	-	7.95
Band 75	-	-	8.40
Band 50	-	-	8.88
Band 25	-	-	9.39
Band 0	-	-	10.78
Total	$2,690,149	357,850

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,677
Mortality & expense charges			(32,879)
Net investment income (loss)			(21,202)

Gain (loss) on investments:
Net realized gain (loss)			87,462
Realized gain distributions			354,691
Net change in unrealized appreciation (depreciation)			111,387
Net gain (loss)			553,540

Increase (decrease) in net assets from operations			$532,338

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,202)	$(13,773)
Net realized gain (loss)		87,462	61,162
Realized gain distributions		354,691	115,866
Net change in unrealized appreciation (depreciation)		111,387	307,633

Increase (decrease) in net assets from operations		532,338	470,888

Contract owner transactions:
Proceeds from units sold		145,976	237,986
Cost of units redeemed		(575,607)	(681,481)
Account charges		(1,389)	(1,142)
Increase (decrease)		(431,020)	(444,637)
Net increase (decrease)		101,318	26,251
Net assets, beginning		2,588,831	2,562,580
Net assets, ending		$2,690,149	$2,588,831

Units sold		22,669	65,150
Units redeemed		(84,351)	(148,615)
Net increase (decrease)		(61,682)	(83,465)
Units outstanding, beginning		419,532	502,997
Units outstanding, ending		357,850	419,532

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,999,407
Cost of units redeemed/account charges			(23,956,687)
Net investment income (loss)			273,585
Net realized gain (loss)			(358,440)
Realized gain distributions			3,262,878
Net change in unrealized appreciation (depreciation)			469,406
Net assets			$2,690,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.52	358	$2,690	1.25%	21.8%	12/31/2025	$7.95	0	$0	1.00%	22.1%	12/31/2025	$8.40	0	$0	0.75%	22.4%
12/31/2024	6.17	420	2,589	1.25%	21.1%	12/31/2024	6.51	0	0	1.00%	21.4%	12/31/2024	6.86	0	0	0.75%	21.7%
12/31/2023	5.09	503	2,563	1.25%	27.3%	12/31/2023	5.36	0	0	1.00%	27.7%	12/31/2023	5.64	0	0	0.75%	28.0%
12/31/2022	4.00	563	2,253	1.25%	-20.5%	12/31/2022	4.20	0	0	1.00%	-20.3%	12/31/2022	4.41	0	0	0.75%	-20.1%
12/31/2021	5.03	581	2,926	1.25%	26.4%	12/31/2021	5.27	0	0	1.00%	26.7%	12/31/2021	5.51	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.88	0	$0	0.50%	22.7%	12/31/2025	$9.39	0	$0	0.25%	23.0%	12/31/2025	$10.78	0	$0	0.00%	23.4%
12/31/2024	7.24	0	0	0.50%	22.0%	12/31/2024	7.63	0	0	0.25%	22.3%	12/31/2024	8.74	0	0	0.00%	22.7%
12/31/2023	5.93	0	0	0.50%	28.3%	12/31/2023	6.24	0	0	0.25%	28.6%	12/31/2023	7.13	0	0	0.00%	28.9%
12/31/2022	4.62	0	0	0.50%	-19.9%	12/31/2022	4.85	0	0	0.25%	-19.7%	12/31/2022	5.53	0	0	0.00%	-19.5%
12/31/2021	5.77	0	0	0.50%	27.3%	12/31/2021	6.04	0	0	0.25%	27.7%	12/31/2021	6.86	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.7%
2023	0.9%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Fndamental Grth A Class - 06-628

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$493,876	$522,601	15,014
Receivables: investments sold	686
Payables: investments purchased	-
Net assets	$494,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,562	91,923	$5.38
Band 100	-	-	5.57
Band 75	-	-	5.76
Band 50	-	-	5.96
Band 25	-	-	6.16
Band 0	-	-	6.38
Total	$494,562	91,923

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,615)
Net investment income (loss)			(5,615)

Gain (loss) on investments:
Net realized gain (loss)			156
Realized gain distributions			79,171
Net change in unrealized appreciation (depreciation)			(19,402)
Net gain (loss)			59,925

Increase (decrease) in net assets from operations			$54,310

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,615)	$(6,479)
Net realized gain (loss)		156	121,188
Realized gain distributions		79,171	24,428
Net change in unrealized appreciation (depreciation)		(19,402)	(70,457)

Increase (decrease) in net assets from operations		54,310	68,680

Contract owner transactions:
Proceeds from units sold		60,983	634,125
Cost of units redeemed		(73,067)	(732,702)
Account charges		(527)	(689)
Increase (decrease)		(12,611)	(99,266)
Net increase (decrease)		41,699	(30,586)
Net assets, beginning		452,863	483,449
Net assets, ending		$494,562	$452,863

Units sold		12,292	137,234
Units redeemed		(15,120)	(159,763)
Net increase (decrease)		(2,828)	(22,529)
Units outstanding, beginning		94,751	117,280
Units outstanding, ending		91,923	94,751

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,258,407
Cost of units redeemed/account charges			(11,991,253)
Net investment income (loss)			(154,001)
Net realized gain (loss)			1,569,695
Realized gain distributions			840,439
Net change in unrealized appreciation (depreciation)			(28,725)
Net assets			$494,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.38	92	$495	1.25%	12.6%	12/31/2025	$5.57	0	$0	1.00%	12.8%	12/31/2025	$5.76	0	$0	0.75%	13.1%
12/31/2024	4.78	95	453	1.25%	15.9%	12/31/2024	4.93	0	0	1.00%	16.2%	12/31/2024	5.09	0	0	0.75%	16.5%
12/31/2023	4.12	117	483	1.25%	31.2%	12/31/2023	4.24	0	0	1.00%	31.5%	12/31/2023	4.37	0	0	0.75%	31.8%
12/31/2022	3.14	82	257	1.25%	-21.8%	12/31/2022	3.23	0	0	1.00%	-21.6%	12/31/2022	3.31	0	0	0.75%	-21.4%
12/31/2021	4.02	86	345	1.25%	21.9%	12/31/2021	4.11	0	0	1.00%	22.2%	12/31/2021	4.21	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.96	0	$0	0.50%	13.4%	12/31/2025	$6.16	0	$0	0.25%	13.7%	12/31/2025	$6.38	0	$0	0.00%	14.0%
12/31/2024	5.25	0	0	0.50%	16.8%	12/31/2024	5.42	0	0	0.25%	17.1%	12/31/2024	5.59	0	0	0.00%	17.4%
12/31/2023	4.50	0	0	0.50%	32.2%	12/31/2023	4.63	0	0	0.25%	32.5%	12/31/2023	4.77	0	0	0.00%	32.8%
12/31/2022	3.40	0	0	0.50%	-21.2%	12/31/2022	3.49	0	0	0.25%	-21.0%	12/31/2022	3.59	0	0	0.00%	-20.8%
12/31/2021	4.32	0	0	0.50%	22.8%	12/31/2021	4.42	0	0	0.25%	23.1%	12/31/2021	4.53	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Fndamental Grth Y Class - 06-626

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,275,741	$1,172,691	37,503
Receivables: investments sold	505
Payables: investments purchased	-
Net assets	$1,276,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,276,246	228,478	$5.59
Band 100	-	-	5.78
Band 75	-	-	5.98
Band 50	-	-	6.19
Band 25	-	-	6.40
Band 0	-	-	6.62
Total	$1,276,246	228,478

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,961)
Net investment income (loss)			(24,961)

Gain (loss) on investments:
Net realized gain (loss)			191,243
Realized gain distributions			305,710
Net change in unrealized appreciation (depreciation)			(248,827)
Net gain (loss)			248,126

Increase (decrease) in net assets from operations			$223,165

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,961)	$(32,647)
Net realized gain (loss)		191,243	313,351
Realized gain distributions		305,710	114,338
Net change in unrealized appreciation (depreciation)		(248,827)	62,298

Increase (decrease) in net assets from operations		223,165	457,340

Contract owner transactions:
Proceeds from units sold		152,937	529,714
Cost of units redeemed		(1,246,292)	(1,454,415)
Account charges		(270)	(1,107)
Increase (decrease)		(1,093,625)	(925,808)
Net increase (decrease)		(870,460)	(468,468)
Net assets, beginning		2,146,706	2,615,174
Net assets, ending		$1,276,246	$2,146,706

Units sold		29,626	121,557
Units redeemed		(234,681)	(301,935)
Net increase (decrease)		(205,055)	(180,378)
Units outstanding, beginning		433,533	613,911
Units outstanding, ending		228,478	433,533

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,424,854
Cost of units redeemed/account charges			(42,506,527)
Net investment income (loss)			(696,227)
Net realized gain (loss)			7,459,490
Realized gain distributions			5,491,606
Net change in unrealized appreciation (depreciation)			103,050
Net assets			$1,276,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.59	228	$1,276	1.25%	12.8%	12/31/2025	$5.78	0	$0	1.00%	13.1%	12/31/2025	$5.98	0	$0	0.75%	13.4%
12/31/2024	4.95	434	2,147	1.25%	16.2%	12/31/2024	5.11	0	0	1.00%	16.5%	12/31/2024	5.27	0	0	0.75%	16.8%
12/31/2023	4.26	614	2,615	1.25%	31.5%	12/31/2023	4.39	0	0	1.00%	31.8%	12/31/2023	4.51	0	0	0.75%	32.1%
12/31/2022	3.24	596	1,931	1.25%	-21.6%	12/31/2022	3.33	0	0	1.00%	-21.4%	12/31/2022	3.42	0	0	0.75%	-21.2%
12/31/2021	4.13	846	3,493	1.25%	22.2%	12/31/2021	4.23	0	0	1.00%	22.5%	12/31/2021	4.33	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.19	0	$0	0.50%	13.7%	12/31/2025	$6.40	0	$0	0.25%	13.9%	12/31/2025	$6.62	0	$0	0.00%	14.2%
12/31/2024	5.44	0	0	0.50%	17.1%	12/31/2024	5.62	0	0	0.25%	17.4%	12/31/2024	5.80	0	0	0.00%	17.7%
12/31/2023	4.65	0	0	0.50%	32.5%	12/31/2023	4.78	0	0	0.25%	32.8%	12/31/2023	4.92	0	0	0.00%	33.1%
12/31/2022	3.51	0	0	0.50%	-21.0%	12/31/2022	3.60	0	0	0.25%	-20.8%	12/31/2022	3.70	0	0	0.00%	-20.6%
12/31/2021	4.44	0	0	0.50%	23.1%	12/31/2021	4.55	0	0	0.25%	23.4%	12/31/2021	4.66	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer High Yield A Class - 06-837

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$302,807	$308,005	34,187
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$302,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,851	110,380	$1.59
Band 100	65,088	39,535	1.65
Band 75	-	-	1.70
Band 50	61,963	35,247	1.76
Band 25	-	-	1.82
Band 0	-	-	1.88
Total	$302,902	185,162

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,310
Mortality & expense charges			(3,821)
Net investment income (loss)			16,489

Gain (loss) on investments:
Net realized gain (loss)			(3,215)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,765
Net gain (loss)			5,550

Increase (decrease) in net assets from operations			$22,039

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,489	$16,184
Net realized gain (loss)		(3,215)	(5,349)
Realized gain distributions		-	713
Net change in unrealized appreciation (depreciation)		8,765	13,088

Increase (decrease) in net assets from operations		22,039	24,636

Contract owner transactions:
Proceeds from units sold		52,304	14,258
Cost of units redeemed		(104,573)	(84,612)
Account charges		(130)	(59)
Increase (decrease)		(52,399)	(70,413)
Net increase (decrease)		(30,360)	(45,777)
Net assets, beginning		333,262	379,039
Net assets, ending		$302,902	$333,262

Units sold		33,930	9,715
Units redeemed		(66,272)	(57,018)
Net increase (decrease)		(32,342)	(47,303)
Units outstanding, beginning		217,504	264,807
Units outstanding, ending		185,162	217,504

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,941,884
Cost of units redeemed/account charges			(1,849,146)
Net investment income (loss)			233,283
Net realized gain (loss)			(54,193)
Realized gain distributions			36,272
Net change in unrealized appreciation (depreciation)			(5,198)
Net assets			$302,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	110	$176	1.25%	6.3%	12/31/2025	$1.65	40	$65	1.00%	6.5%	12/31/2025	$1.70	0	$0	0.75%	6.8%
12/31/2024	1.50	140	210	1.25%	7.0%	12/31/2024	1.55	40	62	1.00%	7.3%	12/31/2024	1.59	0	0	0.75%	7.6%
12/31/2023	1.40	171	240	1.25%	9.1%	12/31/2023	1.44	41	59	1.00%	9.4%	12/31/2023	1.48	0	0	0.75%	9.6%
12/31/2022	1.28	213	273	1.25%	-12.0%	12/31/2022	1.32	58	77	1.00%	-11.8%	12/31/2022	1.35	0	0	0.75%	-11.5%
12/31/2021	1.46	216	315	1.25%	4.4%	12/31/2021	1.49	64	96	1.00%	4.7%	12/31/2021	1.53	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	35	$62	0.50%	7.1%	12/31/2025	$1.82	0	$0	0.25%	7.3%	12/31/2025	$1.88	0	$0	0.00%	7.6%
12/31/2024	1.64	37	61	0.50%	7.8%	12/31/2024	1.69	0	0	0.25%	8.1%	12/31/2024	1.74	0	0	0.00%	8.4%
12/31/2023	1.52	53	80	0.50%	9.9%	12/31/2023	1.57	0	0	0.25%	10.2%	12/31/2023	1.61	0	0	0.00%	10.5%
12/31/2022	1.39	81	113	0.50%	-11.3%	12/31/2022	1.42	0	0	0.25%	-11.1%	12/31/2022	1.46	0	0	0.00%	-10.9%
12/31/2021	1.56	61	96	0.50%	5.2%	12/31/2021	1.60	0	0	0.25%	5.5%	12/31/2021	1.64	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	5.6%
2023	5.1%
2022	4.5%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer High Yield Y Class - 06-829

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,911	$1,872	221
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$1,964

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,964	1,186	$1.66
Band 100	-	-	1.71
Band 75	-	-	1.77
Band 50	-	-	1.83
Band 25	-	-	1.89
Band 0	-	-	1.95
Total	$1,964	1,186

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$312
Mortality & expense charges			(63)
Net investment income (loss)			249

Gain (loss) on investments:
Net realized gain (loss)			242
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(234)
Net gain (loss)			8

Increase (decrease) in net assets from operations			$257

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$249	$382
Net realized gain (loss)		242	(459)
Realized gain distributions		-	19
Net change in unrealized appreciation (depreciation)		(234)	601

Increase (decrease) in net assets from operations		257	543

Contract owner transactions:
Proceeds from units sold		1,147	2,209
Cost of units redeemed		(8,648)	(5,394)
Account charges		(18)	(30)
Increase (decrease)		(7,519)	(3,215)
Net increase (decrease)		(7,262)	(2,672)
Net assets, beginning		9,226	11,898
Net assets, ending		$1,964	$9,226

Units sold		727	1,471
Units redeemed		(5,485)	(3,750)
Net increase (decrease)		(4,758)	(2,279)
Units outstanding, beginning		5,944	8,223
Units outstanding, ending		1,186	5,944

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$115,251
Cost of units redeemed/account charges			(122,853)
Net investment income (loss)			10,664
Net realized gain (loss)			(1,519)
Realized gain distributions			382
Net change in unrealized appreciation (depreciation)			39
Net assets			$1,964

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	1	$2	1.25%	6.6%	12/31/2025	$1.71	0	$0	1.00%	6.9%	12/31/2025	$1.77	0	$0	0.75%	7.2%
12/31/2024	1.55	6	9	1.25%	7.3%	12/31/2024	1.60	0	0	1.00%	7.5%	12/31/2024	1.65	0	0	0.75%	7.8%
12/31/2023	1.45	8	12	1.25%	9.4%	12/31/2023	1.49	0	0	1.00%	9.6%	12/31/2023	1.53	0	0	0.75%	9.9%
12/31/2022	1.32	7	10	1.25%	-11.7%	12/31/2022	1.36	0	0	1.00%	-11.5%	12/31/2022	1.39	0	0	0.75%	-11.3%
12/31/2021	1.50	8	11	1.25%	4.7%	12/31/2021	1.53	0	0	1.00%	5.0%	12/31/2021	1.57	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	7.4%	12/31/2025	$1.89	0	$0	0.25%	7.7%	12/31/2025	$1.95	0	$0	0.00%	8.0%
12/31/2024	1.70	0	0	0.50%	8.1%	12/31/2024	1.75	0	0	0.25%	8.4%	12/31/2024	1.81	0	0	0.00%	8.6%
12/31/2023	1.57	0	0	0.50%	10.2%	12/31/2023	1.62	0	0	0.25%	10.5%	12/31/2023	1.66	0	0	0.00%	10.7%
12/31/2022	1.43	0	0	0.50%	-11.1%	12/31/2022	1.46	0	0	0.25%	-10.9%	12/31/2022	1.50	0	0	0.00%	-10.6%
12/31/2021	1.61	0	0	0.50%	5.5%	12/31/2021	1.64	0	0	0.25%	5.8%	12/31/2021	1.68	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	4.6%
2023	6.0%
2022	5.0%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund A Class - 06-838

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,064,669	$1,045,952	44,094
Receivables: investments sold	1,968
Payables: investments purchased	-
Net assets	$1,066,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,024,010	342,813	$2.99
Band 100	42,627	13,810	3.09
Band 75	-	-	3.19
Band 50	-	-	3.30
Band 25	-	-	3.41
Band 0	-	-	3.52
Total	$1,066,637	356,623

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,435
Mortality & expense charges			(11,928)
Net investment income (loss)			4,507

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			55,562
Net change in unrealized appreciation (depreciation)			29,633
Net gain (loss)			85,187

Increase (decrease) in net assets from operations			$89,694

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,507	$3,785
Net realized gain (loss)		(8)	1,991
Realized gain distributions		55,562	66,520
Net change in unrealized appreciation (depreciation)		29,633	(1,411)

Increase (decrease) in net assets from operations		89,694	70,885

Contract owner transactions:
Proceeds from units sold		86,633	148,895
Cost of units redeemed		(28,372)	(42,911)
Account charges		(10)	(11)
Increase (decrease)		58,251	105,973
Net increase (decrease)		147,945	176,858
Net assets, beginning		918,692	741,834
Net assets, ending		$1,066,637	$918,692

Units sold		30,997	56,264
Units redeemed		(10,270)	(16,236)
Net increase (decrease)		20,727	40,028
Units outstanding, beginning		335,896	295,868
Units outstanding, ending		356,623	335,896

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,640,774
Cost of units redeemed/account charges			(965,874)
Net investment income (loss)			6,145
Net realized gain (loss)			(50,700)
Realized gain distributions			417,575
Net change in unrealized appreciation (depreciation)			18,717
Net assets			$1,066,637

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.99	343	$1,024	1.25%	9.4%	12/31/2025	$3.09	14	$43	1.00%	9.6%	12/31/2025	$3.19	0	$0	0.75%	9.9%
12/31/2024	2.73	320	875	1.25%	9.1%	12/31/2024	2.82	16	44	1.00%	9.4%	12/31/2024	2.90	0	0	0.75%	9.6%
12/31/2023	2.50	280	701	1.25%	11.0%	12/31/2023	2.57	16	41	1.00%	11.3%	12/31/2023	2.65	0	0	0.75%	11.6%
12/31/2022	2.26	258	581	1.25%	-7.2%	12/31/2022	2.31	16	38	1.00%	-6.9%	12/31/2022	2.37	0	0	0.75%	-6.7%
12/31/2021	2.43	227	551	1.25%	27.9%	12/31/2021	2.49	17	41	1.00%	28.2%	12/31/2021	2.54	0	0	0.75%	28.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	0	$0	0.50%	10.2%	12/31/2025	$3.41	0	$0	0.25%	10.5%	12/31/2025	$3.52	0	$0	0.00%	10.7%
12/31/2024	2.99	0	0	0.50%	9.9%	12/31/2024	3.08	0	0	0.25%	10.2%	12/31/2024	3.18	0	0	0.00%	10.5%
12/31/2023	2.72	0	0	0.50%	11.9%	12/31/2023	2.80	0	0	0.25%	12.1%	12/31/2023	2.88	0	0	0.00%	12.4%
12/31/2022	2.43	0	0	0.50%	-6.5%	12/31/2022	2.50	0	0	0.25%	-6.2%	12/31/2022	2.56	0	0	0.00%	-6.0%
12/31/2021	2.60	0	0	0.50%	28.8%	12/31/2021	2.66	0	0	0.25%	29.1%	12/31/2021	2.72	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.7%
2023	1.7%
2022	1.5%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund Y Class - 06-831 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.09
Band 100	-	-	3.19
Band 75	-	-	3.30
Band 50	-	-	3.41
Band 25	-	-	3.52
Band 0	-	-	3.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$263,800
Cost of units redeemed/account charges			(302,546)
Net investment income (loss)			(2,987)
Net realized gain (loss)			6,893
Realized gain distributions			34,840
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.09	0	$0	1.25%	9.5%	12/31/2025	$3.19	0	$0	1.00%	9.8%	12/31/2025	$3.30	0	$0	0.75%	10.1%
12/31/2024	2.82	0	0	1.25%	9.3%	12/31/2024	2.91	0	0	1.00%	9.6%	12/31/2024	3.00	0	0	0.75%	9.9%
12/31/2023	2.58	0	0	1.25%	11.3%	12/31/2023	2.65	0	0	1.00%	11.6%	12/31/2023	2.73	0	0	0.75%	11.8%
12/31/2022	2.32	0	0	1.25%	-7.0%	12/31/2022	2.38	0	0	1.00%	-6.8%	12/31/2022	2.44	0	0	0.75%	-6.6%
12/31/2021	2.49	0	0	1.25%	28.2%	12/31/2021	2.55	0	0	1.00%	28.5%	12/31/2021	2.61	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.41	0	$0	0.50%	10.4%	12/31/2025	$3.52	0	$0	0.25%	10.6%	12/31/2025	$3.64	0	$0	0.00%	10.9%
12/31/2024	3.09	0	0	0.50%	10.2%	12/31/2024	3.18	0	0	0.25%	10.4%	12/31/2024	3.28	0	0	0.00%	10.7%
12/31/2023	2.80	0	0	0.50%	12.1%	12/31/2023	2.88	0	0	0.25%	12.4%	12/31/2023	2.96	0	0	0.00%	12.7%
12/31/2022	2.50	0	0	0.50%	-6.3%	12/31/2022	2.56	0	0	0.25%	-6.1%	12/31/2022	2.63	0	0	0.00%	-5.9%
12/31/2021	2.67	0	0	0.50%	29.2%	12/31/2021	2.73	0	0	0.25%	29.5%	12/31/2021	2.79	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund A Class - 06-836

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$715,238	$684,602	14,753
Receivables: investments sold	739
Payables: investments purchased	-
Net assets	$715,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$715,977	162,194	$4.41
Band 100	-	-	4.56
Band 75	-	-	4.71
Band 50	-	-	4.87
Band 25	-	-	5.03
Band 0	-	-	5.20
Total	$715,977	162,194

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,379)
Net investment income (loss)			(8,379)

Gain (loss) on investments:
Net realized gain (loss)			7,297
Realized gain distributions			102,271
Net change in unrealized appreciation (depreciation)			10,301
Net gain (loss)			119,869

Increase (decrease) in net assets from operations			$111,490

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,379)	$(12,065)
Net realized gain (loss)		7,297	3,368
Realized gain distributions		102,271	73,453
Net change in unrealized appreciation (depreciation)		10,301	115,283

Increase (decrease) in net assets from operations		111,490	180,039

Contract owner transactions:
Proceeds from units sold		80,923	113,442
Cost of units redeemed		(137,840)	(1,148,613)
Account charges		(91)	(240)
Increase (decrease)		(57,008)	(1,035,411)
Net increase (decrease)		54,482	(855,372)
Net assets, beginning		661,495	1,516,867
Net assets, ending		$715,977	$661,495

Units sold		20,225	33,672
Units redeemed		(36,235)	(355,209)
Net increase (decrease)		(16,010)	(321,537)
Units outstanding, beginning		178,204	499,741
Units outstanding, ending		162,194	178,204

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,981,039
Cost of units redeemed/account charges			(9,957,709)
Net investment income (loss)			(231,991)
Net realized gain (loss)			307,263
Realized gain distributions			1,586,739
Net change in unrealized appreciation (depreciation)			30,636
Net assets			$715,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.41	162	$716	1.25%	18.9%	12/31/2025	$4.56	0	$0	1.00%	19.2%	12/31/2025	$4.71	0	$0	0.75%	19.5%
12/31/2024	3.71	178	661	1.25%	22.3%	12/31/2024	3.83	0	0	1.00%	22.6%	12/31/2024	3.94	0	0	0.75%	22.9%
12/31/2023	3.04	500	1,517	1.25%	17.2%	12/31/2023	3.12	0	0	1.00%	17.5%	12/31/2023	3.21	0	0	0.75%	17.8%
12/31/2022	2.59	674	1,745	1.25%	-32.1%	12/31/2022	2.66	0	0	1.00%	-32.0%	12/31/2022	2.72	0	0	0.75%	-31.8%
12/31/2021	3.82	786	3,001	1.25%	6.6%	12/31/2021	3.90	0	0	1.00%	6.9%	12/31/2021	3.99	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.87	0	$0	0.50%	19.8%	12/31/2025	$5.03	0	$0	0.25%	20.1%	12/31/2025	$5.20	0	$0	0.00%	20.4%
12/31/2024	4.07	0	0	0.50%	23.2%	12/31/2024	4.19	0	0	0.25%	23.5%	12/31/2024	4.32	0	0	0.00%	23.8%
12/31/2023	3.30	0	0	0.50%	18.1%	12/31/2023	3.39	0	0	0.25%	18.4%	12/31/2023	3.49	0	0	0.00%	18.7%
12/31/2022	2.79	0	0	0.50%	-31.6%	12/31/2022	2.87	0	0	0.25%	-31.4%	12/31/2022	2.94	0	0	0.00%	-31.3%
12/31/2021	4.09	0	0	0.50%	7.4%	12/31/2021	4.18	0	0	0.25%	7.7%	12/31/2021	4.28	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,399,122	$9,851,018	388,687
Receivables: investments sold	1,092
Payables: investments purchased	-
Net assets	$11,400,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,400,214	1,411,194	$8.08
Band 100	-	-	8.54
Band 75	-	-	9.03
Band 50	-	-	9.55
Band 25	-	-	10.09
Band 0	-	-	11.59
Total	$11,400,214	1,411,194

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(141,961)
Net investment income (loss)			(141,961)

Gain (loss) on investments:
Net realized gain (loss)			244,051
Realized gain distributions			1,214,893
Net change in unrealized appreciation (depreciation)			669,498
Net gain (loss)			2,128,442

Increase (decrease) in net assets from operations			$1,986,481

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(141,961)	$(134,481)
Net realized gain (loss)		244,051	(20,786)
Realized gain distributions		1,214,893	-
Net change in unrealized appreciation (depreciation)		669,498	2,295,580

Increase (decrease) in net assets from operations		1,986,481	2,140,313

Contract owner transactions:
Proceeds from units sold		543,208	457,180
Cost of units redeemed		(1,943,163)	(1,889,209)
Account charges		(2,219)	(3,344)
Increase (decrease)		(1,402,174)	(1,435,373)
Net increase (decrease)		584,307	704,940
Net assets, beginning		10,815,907	10,110,967
Net assets, ending		$11,400,214	$10,815,907

Units sold		72,785	79,255
Units redeemed		(254,574)	(308,786)
Net increase (decrease)		(181,789)	(229,531)
Units outstanding, beginning		1,592,983	1,822,514
Units outstanding, ending		1,411,194	1,592,983

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$96,137,221
Cost of units redeemed/account charges			(107,084,641)
Net investment income (loss)			(1,779,444)
Net realized gain (loss)			1,642,931
Realized gain distributions			20,936,043
Net change in unrealized appreciation (depreciation)			1,548,104
Net assets			$11,400,214

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.08	1,411	$11,400	1.25%	19.0%	12/31/2025	$8.54	0	$0	1.00%	19.3%	12/31/2025	$9.03	0	$0	0.75%	19.6%
12/31/2024	6.79	1,593	10,816	1.25%	22.4%	12/31/2024	7.16	0	0	1.00%	22.7%	12/31/2024	7.55	0	0	0.75%	23.0%
12/31/2023	5.55	1,823	10,111	1.25%	17.3%	12/31/2023	5.84	0	0	1.00%	17.6%	12/31/2023	6.14	0	0	0.75%	17.9%
12/31/2022	4.73	2,523	11,934	1.25%	-31.9%	12/31/2022	4.96	0	0	1.00%	-31.7%	12/31/2022	5.21	0	0	0.75%	-31.6%
12/31/2021	6.95	2,825	19,621	1.25%	6.7%	12/31/2021	7.27	0	0	1.00%	7.0%	12/31/2021	7.61	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.55	0	$0	0.50%	19.9%	12/31/2025	$10.09	0	$0	0.25%	20.2%	12/31/2025	$11.59	0	$0	0.00%	20.5%
12/31/2024	7.96	0	0	0.50%	23.3%	12/31/2024	8.40	0	0	0.25%	23.6%	12/31/2024	9.62	0	0	0.00%	23.9%
12/31/2023	6.46	0	0	0.50%	18.2%	12/31/2023	6.79	0	0	0.25%	18.5%	12/31/2023	7.76	0	0	0.00%	18.8%
12/31/2022	5.46	0	0	0.50%	-31.4%	12/31/2022	5.73	0	0	0.25%	-31.2%	12/31/2022	6.53	0	0	0.00%	-31.1%
12/31/2021	7.97	0	0	0.50%	7.5%	12/31/2021	8.34	0	0	0.25%	7.8%	12/31/2021	9.48	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund A Class - 06-594

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,952	$229,459	22,933
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$226,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,123	160,759	$1.41
Band 100	-	-	1.46
Band 75	-	-	1.51
Band 50	-	-	1.57
Band 25	-	-	1.63
Band 0	-	-	1.69
Total	$226,123	160,759

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,064
Mortality & expense charges			(3,594)
Net investment income (loss)			10,470

Gain (loss) on investments:
Net realized gain (loss)			(19,643)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,476
Net gain (loss)			12,833

Increase (decrease) in net assets from operations			$23,303

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,470	$11,651
Net realized gain (loss)		(19,643)	(2,605)
Realized gain distributions		-	2,767
Net change in unrealized appreciation (depreciation)		32,476	(252)

Increase (decrease) in net assets from operations		23,303	11,561

Contract owner transactions:
Proceeds from units sold		80,022	33,693
Cost of units redeemed		(262,666)	(26,716)
Account charges		(10)	(40)
Increase (decrease)		(182,654)	6,937
Net increase (decrease)		(159,351)	18,498
Net assets, beginning		385,474	366,976
Net assets, ending		$226,123	$385,474

Units sold		58,953	31,333
Units redeemed		(196,727)	(25,573)
Net increase (decrease)		(137,774)	5,760
Units outstanding, beginning		298,533	292,773
Units outstanding, ending		160,759	298,533

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,925,351
Cost of units redeemed/account charges			(4,845,576)
Net investment income (loss)			235,515
Net realized gain (loss)			(153,951)
Realized gain distributions			68,291
Net change in unrealized appreciation (depreciation)			(3,507)
Net assets			$226,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	161	$226	1.25%	8.9%	12/31/2025	$1.46	0	$0	1.00%	9.2%	12/31/2025	$1.51	0	$0	0.75%	9.5%
12/31/2024	1.29	299	385	1.25%	3.0%	12/31/2024	1.34	0	0	1.00%	3.3%	12/31/2024	1.38	0	0	0.75%	3.5%
12/31/2023	1.25	293	367	1.25%	6.8%	12/31/2023	1.29	0	0	1.00%	7.1%	12/31/2023	1.33	0	0	0.75%	7.3%
12/31/2022	1.17	276	324	1.25%	-14.2%	12/31/2022	1.21	0	0	1.00%	-14.0%	12/31/2022	1.24	0	0	0.75%	-13.8%
12/31/2021	1.37	479	655	1.25%	0.9%	12/31/2021	1.40	0	0	1.00%	1.1%	12/31/2021	1.44	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	9.8%	12/31/2025	$1.63	0	$0	0.25%	10.0%	12/31/2025	$1.69	0	$0	0.00%	10.3%
12/31/2024	1.43	0	0	0.50%	3.8%	12/31/2024	1.48	0	0	0.25%	4.1%	12/31/2024	1.53	0	0	0.00%	4.3%
12/31/2023	1.38	0	0	0.50%	7.6%	12/31/2023	1.42	0	0	0.25%	7.9%	12/31/2023	1.47	0	0	0.00%	8.1%
12/31/2022	1.28	0	0	0.50%	-13.6%	12/31/2022	1.32	0	0	0.25%	-13.3%	12/31/2022	1.36	0	0	0.00%	-13.1%
12/31/2021	1.48	0	0	0.50%	1.6%	12/31/2021	1.52	0	0	0.25%	1.9%	12/31/2021	1.56	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	4.4%
2023	3.6%
2022	2.8%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund Y Class - 06-CGG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,692	$188,190	19,023
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$187,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,759	145,253	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.47
Total	$187,759	145,253

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,513
Mortality & expense charges			(3,218)
Net investment income (loss)			10,295

Gain (loss) on investments:
Net realized gain (loss)			(7,219)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,774
Net gain (loss)			14,555

Increase (decrease) in net assets from operations			$24,850

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,295	$9,761
Net realized gain (loss)		(7,219)	(33,407)
Realized gain distributions		-	1,939
Net change in unrealized appreciation (depreciation)		21,774	29,317

Increase (decrease) in net assets from operations		24,850	7,610

Contract owner transactions:
Proceeds from units sold		24,907	109,959
Cost of units redeemed		(133,210)	(252,903)
Account charges		(245)	(525)
Increase (decrease)		(108,548)	(143,469)
Net increase (decrease)		(83,698)	(135,859)
Net assets, beginning		271,457	407,316
Net assets, ending		$187,759	$271,457

Units sold		98,863	92,647
Units redeemed		(183,158)	(219,601)
Net increase (decrease)		(84,295)	(126,954)
Units outstanding, beginning		229,548	356,502
Units outstanding, ending		145,253	229,548

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,653,623
Cost of units redeemed/account charges			(2,590,269)
Net investment income (loss)			141,595
Net realized gain (loss)			(46,342)
Realized gain distributions			29,650
Net change in unrealized appreciation (depreciation)			(498)
Net assets			$187,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	145	$188	1.25%	9.3%	12/31/2025	$1.33	0	$0	1.00%	9.6%	12/31/2025	$1.36	0	$0	0.75%	9.9%
12/31/2024	1.18	230	271	1.25%	3.5%	12/31/2024	1.21	0	0	1.00%	3.8%	12/31/2024	1.24	0	0	0.75%	4.0%
12/31/2023	1.14	357	407	1.25%	7.2%	12/31/2023	1.17	0	0	1.00%	7.4%	12/31/2023	1.19	0	0	0.75%	7.7%
12/31/2022	1.07	366	391	1.25%	-13.9%	12/31/2022	1.09	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.24	365	452	1.25%	1.3%	12/31/2021	1.26	0	0	1.00%	1.5%	12/31/2021	1.28	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	0.50%	10.1%	12/31/2025	$1.43	0	$0	0.25%	10.4%	12/31/2025	$1.47	0	$0	0.00%	10.7%
12/31/2024	1.27	0	0	0.50%	4.3%	12/31/2024	1.30	0	0	0.25%	4.6%	12/31/2024	1.33	0	0	0.00%	4.8%
12/31/2023	1.22	0	0	0.50%	8.0%	12/31/2023	1.24	0	0	0.25%	8.3%	12/31/2023	1.27	0	0	0.00%	8.5%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.15	0	0	0.25%	-13.1%	12/31/2022	1.17	28	33	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	2.0%	12/31/2021	1.32	0	0	0.25%	2.3%	12/31/2021	1.34	104	140	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.9%
2024	3.9%
2023	3.8%
2022	3.2%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Bond R6 Class - 06-FCP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,827,465	$31,458,472	3,621,562
Receivables: investments sold	64,339
Payables: investments purchased	-
Net assets	$30,891,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,690,991	26,507,429	$1.16
Band 100	-	-	1.18
Band 75	200,813	165,754	1.21
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	-	-	1.30
Total	$30,891,804	26,673,183

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,862,855
Mortality & expense charges			(496,797)
Net investment income (loss)			1,366,058

Gain (loss) on investments:
Net realized gain (loss)			(921,533)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,548,081
Net gain (loss)			1,626,548

Increase (decrease) in net assets from operations			$2,992,606

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,366,058	$1,222,611
Net realized gain (loss)		(921,533)	(1,158,272)
Realized gain distributions		-	247,501
Net change in unrealized appreciation (depreciation)		2,548,081	460,695

Increase (decrease) in net assets from operations		2,992,606	772,535

Contract owner transactions:
Proceeds from units sold		11,927,691	15,496,560
Cost of units redeemed		(22,510,462)	(14,889,451)
Account charges		(137,993)	(122,065)
Increase (decrease)		(10,720,764)	485,044
Net increase (decrease)		(7,728,158)	1,257,579
Net assets, beginning		38,619,962	37,362,383
Net assets, ending		$30,891,804	$38,619,962

Units sold		10,804,739	15,532,073
Units redeemed		(20,026,966)	(15,017,120)
Net increase (decrease)		(9,222,227)	514,953
Units outstanding, beginning		35,895,410	35,380,457
Units outstanding, ending		26,673,183	35,895,410

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$114,192,612
Cost of units redeemed/account charges			(85,687,721)
Net investment income (loss)			4,926,389
Net realized gain (loss)			(3,716,084)
Realized gain distributions			1,807,615
Net change in unrealized appreciation (depreciation)			(631,007)
Net assets			$30,891,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	26,507	$30,691	1.25%	7.6%	12/31/2025	$1.18	0	$0	1.00%	7.9%	12/31/2025	$1.21	166	$201	0.75%	8.2%
12/31/2024	1.08	35,695	38,395	1.25%	1.9%	12/31/2024	1.10	0	0	1.00%	2.1%	12/31/2024	1.12	201	225	0.75%	2.4%
12/31/2023	1.06	35,167	37,129	1.25%	5.7%	12/31/2023	1.07	0	0	1.00%	6.0%	12/31/2023	1.09	213	233	0.75%	6.3%
12/31/2022	1.00	33,969	33,919	1.25%	-15.4%	12/31/2022	1.01	0	0	1.00%	-15.2%	12/31/2022	1.03	222	228	0.75%	-14.9%
12/31/2021	1.18	30,130	35,548	1.25%	-0.3%	12/31/2021	1.19	0	0	1.00%	0.0%	12/31/2021	1.21	195	236	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	8.5%	12/31/2025	$1.27	0	$0	0.25%	8.7%	12/31/2025	$1.30	0	$0	0.00%	9.0%
12/31/2024	1.14	0	0	0.50%	2.7%	12/31/2024	1.17	0	0	0.25%	2.9%	12/31/2024	1.19	0	0	0.00%	3.2%
12/31/2023	1.11	0	0	0.50%	6.5%	12/31/2023	1.13	0	0	0.25%	6.8%	12/31/2023	1.15	0	0	0.00%	7.1%
12/31/2022	1.05	0	0	0.50%	-14.7%	12/31/2022	1.06	0	0	0.25%	-14.5%	12/31/2022	1.08	0	0	0.00%	-14.3%
12/31/2021	1.23	0	0	0.50%	0.5%	12/31/2021	1.24	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.4%
2024	4.5%
2023	3.7%
2022	2.3%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund K Class - 06-FCR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$647,063	$757,411	26,115
Receivables: investments sold	-
Payables: investments purchased	(4,354)
Net assets	$642,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$642,709	347,057	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.03
Band 0	-	-	2.07
Total	$642,709	347,057

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15,541
Mortality & expense charges			(7,841)
Net investment income (loss)			7,700

Gain (loss) on investments:
Net realized gain (loss)			(37,762)
Realized gain distributions			42,378
Net change in unrealized appreciation (depreciation)			49,431
Net gain (loss)			54,047

Increase (decrease) in net assets from operations			$61,747

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,700	$9,517
Net realized gain (loss)		(37,762)	(592,238)
Realized gain distributions		42,378	175,229
Net change in unrealized appreciation (depreciation)		49,431	502,900

Increase (decrease) in net assets from operations		61,747	95,408

Contract owner transactions:
Proceeds from units sold		122,520	484,490
Cost of units redeemed		(164,254)	(3,939,593)
Account charges		(1,257)	(1,117)
Increase (decrease)		(42,991)	(3,456,220)
Net increase (decrease)		18,756	(3,360,812)
Net assets, beginning		623,953	3,984,765
Net assets, ending		$642,709	$623,953

Units sold		70,658	300,404
Units redeemed		(94,694)	(2,541,562)
Net increase (decrease)		(24,036)	(2,241,158)
Units outstanding, beginning		371,093	2,612,251
Units outstanding, ending		347,057	371,093

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,353,676
Cost of units redeemed/account charges			(15,138,504)
Net investment income (loss)			202,747
Net realized gain (loss)			(513,213)
Realized gain distributions			1,848,351
Net change in unrealized appreciation (depreciation)			(110,348)
Net assets			$642,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	347	$643	1.25%	10.1%	12/31/2025	$1.89	0	$0	1.00%	10.4%	12/31/2025	$1.94	0	$0	0.75%	10.7%
12/31/2024	1.68	371	624	1.25%	10.2%	12/31/2024	1.72	0	0	1.00%	10.5%	12/31/2024	1.75	0	0	0.75%	10.8%
12/31/2023	1.53	2,612	3,985	1.25%	6.4%	12/31/2023	1.55	0	0	1.00%	6.7%	12/31/2023	1.58	0	0	0.75%	6.9%
12/31/2022	1.43	3,723	5,337	1.25%	-9.1%	12/31/2022	1.46	0	0	1.00%	-8.8%	12/31/2022	1.48	0	0	0.75%	-8.6%
12/31/2021	1.58	3,923	6,184	1.25%	24.4%	12/31/2021	1.60	0	0	1.00%	24.7%	12/31/2021	1.62	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	11.0%	12/31/2025	$2.03	0	$0	0.25%	11.2%	12/31/2025	$2.07	0	$0	0.00%	11.5%
12/31/2024	1.79	0	0	0.50%	11.1%	12/31/2024	1.82	0	0	0.25%	11.3%	12/31/2024	1.86	0	0	0.00%	11.6%
12/31/2023	1.61	0	0	0.50%	7.2%	12/31/2023	1.64	0	0	0.25%	7.5%	12/31/2023	1.67	0	0	0.00%	7.7%
12/31/2022	1.50	0	0	0.50%	-8.4%	12/31/2022	1.52	0	0	0.25%	-8.2%	12/31/2022	1.55	0	0	0.00%	-7.9%
12/31/2021	1.64	0	0	0.50%	25.4%	12/31/2021	1.66	0	0	0.25%	25.7%	12/31/2021	1.68	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	1.2%
2023	1.9%
2022	2.1%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Fndamental Grth R6 Class - 06-FCT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,000,810	$904,524	29,796
Receivables: investments sold	1,552
Payables: investments purchased	-
Net assets	$1,002,362

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,002,362	301,004	$3.33
Band 100	-	-	3.41
Band 75	-	-	3.48
Band 50	-	-	3.56
Band 25	-	-	3.65
Band 0	-	-	3.73
Total	$1,002,362	301,004

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,637)
Net investment income (loss)			(14,637)

Gain (loss) on investments:
Net realized gain (loss)			143,442
Realized gain distributions			156,787
Net change in unrealized appreciation (depreciation)			(127,727)
Net gain (loss)			172,502

Increase (decrease) in net assets from operations			$157,865

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,637)	$(14,439)
Net realized gain (loss)		143,442	41,174
Realized gain distributions		156,787	63,052
Net change in unrealized appreciation (depreciation)		(127,727)	77,585

Increase (decrease) in net assets from operations		157,865	167,372

Contract owner transactions:
Proceeds from units sold		185,866	140,309
Cost of units redeemed		(485,385)	(202,122)
Account charges		(1,224)	(1,441)
Increase (decrease)		(300,743)	(63,254)
Net increase (decrease)		(142,878)	104,118
Net assets, beginning		1,145,240	1,041,122
Net assets, ending		$1,002,362	$1,145,240

Units sold		61,981	48,599
Units redeemed		(149,501)	(71,008)
Net increase (decrease)		(87,520)	(22,409)
Units outstanding, beginning		388,524	410,933
Units outstanding, ending		301,004	388,524

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,256,322
Cost of units redeemed/account charges			(3,626,035)
Net investment income (loss)			(89,533)
Net realized gain (loss)			662,861
Realized gain distributions			702,461
Net change in unrealized appreciation (depreciation)			96,286
Net assets			$1,002,362

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	301	$1,002	1.25%	13.0%	12/31/2025	$3.41	0	$0	1.00%	13.3%	12/31/2025	$3.48	0	$0	0.75%	13.5%
12/31/2024	2.95	389	1,145	1.25%	16.3%	12/31/2024	3.01	0	0	1.00%	16.6%	12/31/2024	3.07	0	0	0.75%	16.9%
12/31/2023	2.53	411	1,041	1.25%	31.6%	12/31/2023	2.58	0	0	1.00%	31.9%	12/31/2023	2.62	0	0	0.75%	32.2%
12/31/2022	1.93	424	816	1.25%	-21.5%	12/31/2022	1.96	0	0	1.00%	-21.3%	12/31/2022	1.98	0	0	0.75%	-21.1%
12/31/2021	2.45	340	835	1.25%	22.3%	12/31/2021	2.48	0	0	1.00%	22.6%	12/31/2021	2.51	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.56	0	$0	0.50%	13.8%	12/31/2025	$3.65	0	$0	0.25%	14.1%	12/31/2025	$3.73	0	$0	0.00%	14.4%
12/31/2024	3.13	0	0	0.50%	17.2%	12/31/2024	3.20	0	0	0.25%	17.5%	12/31/2024	3.26	0	0	0.00%	17.8%
12/31/2023	2.67	0	0	0.50%	32.6%	12/31/2023	2.72	0	0	0.25%	32.9%	12/31/2023	2.77	0	0	0.00%	33.2%
12/31/2022	2.02	0	0	0.50%	-20.9%	12/31/2022	2.05	0	0	0.25%	-20.7%	12/31/2022	2.08	0	0	0.00%	-20.5%
12/31/2021	2.55	0	0	0.50%	23.2%	12/31/2021	2.58	0	0	0.25%	23.5%	12/31/2021	2.61	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.1%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund K Class - 06-FCV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,528,058	$1,387,224	30,544
Receivables: investments sold	54,465
Payables: investments purchased	-
Net assets	$1,582,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,582,523	595,564	$2.66
Band 100	-	-	2.72
Band 75	-	-	2.78
Band 50	-	-	2.84
Band 25	-	-	2.91
Band 0	-	-	2.98
Total	$1,582,523	595,564

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,027)
Net investment income (loss)			(20,027)

Gain (loss) on investments:
Net realized gain (loss)			118,177
Realized gain distributions			204,244
Net change in unrealized appreciation (depreciation)			(15,724)
Net gain (loss)			306,697

Increase (decrease) in net assets from operations			$286,670

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,027)	$(18,540)
Net realized gain (loss)		118,177	72,007
Realized gain distributions		204,244	171,698
Net change in unrealized appreciation (depreciation)		(15,724)	54,256

Increase (decrease) in net assets from operations		286,670	279,421

Contract owner transactions:
Proceeds from units sold		314,771	607,543
Cost of units redeemed		(665,517)	(754,678)
Account charges		(853)	(1,702)
Increase (decrease)		(351,599)	(148,837)
Net increase (decrease)		(64,929)	130,584
Net assets, beginning		1,647,452	1,516,868
Net assets, ending		$1,582,523	$1,647,452

Units sold		128,748	296,466
Units redeemed		(272,818)	(392,426)
Net increase (decrease)		(144,070)	(95,960)
Units outstanding, beginning		739,634	835,594
Units outstanding, ending		595,564	739,634

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,626,318
Cost of units redeemed/account charges			(19,598,007)
Net investment income (loss)			(476,202)
Net realized gain (loss)			1,041,072
Realized gain distributions			2,848,508
Net change in unrealized appreciation (depreciation)			140,834
Net assets			$1,582,523

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.66	596	$1,583	1.25%	19.3%	12/31/2025	$2.72	0	$0	1.00%	19.6%	12/31/2025	$2.78	0	$0	0.75%	19.9%
12/31/2024	2.23	740	1,647	1.25%	22.7%	12/31/2024	2.27	0	0	1.00%	23.0%	12/31/2024	2.32	0	0	0.75%	23.3%
12/31/2023	1.82	836	1,517	1.25%	17.6%	12/31/2023	1.85	0	0	1.00%	17.9%	12/31/2023	1.88	0	0	0.75%	18.2%
12/31/2022	1.54	2,928	4,519	1.25%	-31.9%	12/31/2022	1.57	0	0	1.00%	-31.7%	12/31/2022	1.59	0	0	0.75%	-31.6%
12/31/2021	2.27	3,199	7,252	1.25%	7.0%	12/31/2021	2.30	0	0	1.00%	7.3%	12/31/2021	2.33	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.84	0	$0	0.50%	20.2%	12/31/2025	$2.91	0	$0	0.25%	20.5%	12/31/2025	$2.98	0	$0	0.00%	20.8%
12/31/2024	2.37	0	0	0.50%	23.6%	12/31/2024	2.41	0	0	0.25%	23.9%	12/31/2024	2.46	0	0	0.00%	24.3%
12/31/2023	1.91	0	0	0.50%	18.5%	12/31/2023	1.95	0	0	0.25%	18.8%	12/31/2023	1.98	0	0	0.00%	19.1%
12/31/2022	1.62	0	0	0.50%	-31.4%	12/31/2022	1.64	0	0	0.25%	-31.2%	12/31/2022	1.67	0	0	0.00%	-31.0%
12/31/2021	2.35	0	0	0.50%	7.8%	12/31/2021	2.38	0	0	0.25%	8.1%	12/31/2021	2.42	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund K Class - 06-FCW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,115	$269,904	27,588
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$272,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,299	216,646	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$272,299	216,646

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,898
Mortality & expense charges			(7,430)
Net investment income (loss)			24,468

Gain (loss) on investments:
Net realized gain (loss)			(16,203)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,985
Net gain (loss)			25,782

Increase (decrease) in net assets from operations			$50,250

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,468	$24,342
Net realized gain (loss)		(16,203)	(18,359)
Realized gain distributions		-	5,012
Net change in unrealized appreciation (depreciation)		41,985	7,878

Increase (decrease) in net assets from operations		50,250	18,873

Contract owner transactions:
Proceeds from units sold		101,476	139,965
Cost of units redeemed		(579,787)	(196,220)
Account charges		(426)	(891)
Increase (decrease)		(478,737)	(57,146)
Net increase (decrease)		(428,487)	(38,273)
Net assets, beginning		700,786	739,059
Net assets, ending		$272,299	$700,786

Units sold		84,919	122,426
Units redeemed		(477,681)	(178,181)
Net increase (decrease)		(392,762)	(55,755)
Units outstanding, beginning		609,408	665,163
Units outstanding, ending		216,646	609,408

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,916,259
Cost of units redeemed/account charges			(1,746,318)
Net investment income (loss)			149,350
Net realized gain (loss)			(96,910)
Realized gain distributions			47,707
Net change in unrealized appreciation (depreciation)			2,211
Net assets			$272,299

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	217	$272	1.25%	9.3%	12/31/2025	$1.29	0	$0	1.00%	9.6%	12/31/2025	$1.32	0	$0	0.75%	9.8%
12/31/2024	1.15	609	701	1.25%	3.5%	12/31/2024	1.17	0	0	1.00%	3.8%	12/31/2024	1.20	0	0	0.75%	4.0%
12/31/2023	1.11	665	739	1.25%	7.3%	12/31/2023	1.13	0	0	1.00%	7.5%	12/31/2023	1.15	0	0	0.75%	7.8%
12/31/2022	1.04	484	501	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.07	0	0	0.75%	-13.4%
12/31/2021	1.20	751	902	1.25%	1.4%	12/31/2021	1.22	0	0	1.00%	1.6%	12/31/2021	1.23	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	10.1%	12/31/2025	$1.38	0	$0	0.25%	10.4%	12/31/2025	$1.41	0	$0	0.00%	10.7%
12/31/2024	1.22	0	0	0.50%	4.3%	12/31/2024	1.25	0	0	0.25%	4.5%	12/31/2024	1.27	0	0	0.00%	4.8%
12/31/2023	1.17	0	0	0.50%	8.1%	12/31/2023	1.19	0	0	0.25%	8.4%	12/31/2023	1.21	0	0	0.00%	8.6%
12/31/2022	1.08	0	0	0.50%	-13.2%	12/31/2022	1.10	0	0	0.25%	-12.9%	12/31/2022	1.12	0	0	0.00%	-12.7%
12/31/2021	1.25	0	0	0.50%	2.2%	12/31/2021	1.26	0	0	0.25%	2.4%	12/31/2021	1.28	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.6%
2024	4.6%
2023	3.7%
2022	3.0%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund A Class - 06-GGH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,221	$12,607	705
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$16,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,227	6,774	$2.40
Band 100	-	-	2.45
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.66
Total	$16,227	6,774

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$290
Mortality & expense charges			(166)
Net investment income (loss)			124

Gain (loss) on investments:
Net realized gain (loss)			33
Realized gain distributions			1,395
Net change in unrealized appreciation (depreciation)			2,829
Net gain (loss)			4,257

Increase (decrease) in net assets from operations			$4,381

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$124	$68
Net realized gain (loss)		33	16
Realized gain distributions		1,395	569
Net change in unrealized appreciation (depreciation)		2,829	205

Increase (decrease) in net assets from operations		4,381	858

Contract owner transactions:
Proceeds from units sold		1,267	1,238
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,267	1,238
Net increase (decrease)		5,648	2,096
Net assets, beginning		10,579	8,483
Net assets, ending		$16,227	$10,579

Units sold		621	722
Units redeemed		-	-
Net increase (decrease)		621	722
Units outstanding, beginning		6,153	5,431
Units outstanding, ending		6,774	6,153

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$170,015
Cost of units redeemed/account charges			(170,677)
Net investment income (loss)			197
Net realized gain (loss)			(2,795)
Realized gain distributions			15,873
Net change in unrealized appreciation (depreciation)			3,614
Net assets			$16,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	7	$16	1.25%	39.3%	12/31/2025	$2.45	0	$0	1.00%	39.7%	12/31/2025	$2.50	0	$0	0.75%	40.0%
12/31/2024	1.72	6	11	1.25%	10.1%	12/31/2024	1.75	0	0	1.00%	10.3%	12/31/2024	1.78	0	0	0.75%	10.6%
12/31/2023	1.56	5	8	1.25%	15.2%	12/31/2023	1.59	0	0	1.00%	15.5%	12/31/2023	1.61	0	0	0.75%	15.8%
12/31/2022	1.36	0	0	1.25%	-10.9%	12/31/2022	1.37	0	0	1.00%	-10.7%	12/31/2022	1.39	0	0	0.75%	-10.5%
12/31/2021	1.52	33	50	1.25%	22.2%	12/31/2021	1.54	0	0	1.00%	22.5%	12/31/2021	1.55	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	40.4%	12/31/2025	$2.60	0	$0	0.25%	40.7%	12/31/2025	$2.66	0	$0	0.00%	41.1%
12/31/2024	1.82	0	0	0.50%	10.9%	12/31/2024	1.85	0	0	0.25%	11.2%	12/31/2024	1.88	0	0	0.00%	11.5%
12/31/2023	1.64	0	0	0.50%	16.1%	12/31/2023	1.66	0	0	0.25%	16.4%	12/31/2023	1.69	0	0	0.00%	16.7%
12/31/2022	1.41	0	0	0.50%	-10.3%	12/31/2022	1.43	0	0	0.25%	-10.0%	12/31/2022	1.45	0	0	0.00%	-9.8%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.59	0	0	0.25%	23.4%	12/31/2021	1.61	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.0%
2023	2.8%
2022	0.0%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund Y Class - 06-GGJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$533,543	$466,045	23,026
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$533,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$533,532	215,275	$2.48
Band 100	-	-	2.53
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.69
Band 0	-	-	2.75
Total	$533,532	215,275

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,063
Mortality & expense charges			(4,098)
Net investment income (loss)			6,965

Gain (loss) on investments:
Net realized gain (loss)			1,550
Realized gain distributions			37,520
Net change in unrealized appreciation (depreciation)			62,894
Net gain (loss)			101,964

Increase (decrease) in net assets from operations			$108,929

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,965	$2,133
Net realized gain (loss)		1,550	1,200
Realized gain distributions		37,520	11,044
Net change in unrealized appreciation (depreciation)		62,894	2,349

Increase (decrease) in net assets from operations		108,929	16,726

Contract owner transactions:
Proceeds from units sold		223,534	154,372
Cost of units redeemed		(5,074)	(5,546)
Account charges		-	-
Increase (decrease)		218,460	148,826
Net increase (decrease)		327,389	165,552
Net assets, beginning		206,143	40,591
Net assets, ending		$533,532	$206,143

Units sold		101,322	94,038
Units redeemed		(2,318)	(3,066)
Net increase (decrease)		99,004	90,972
Units outstanding, beginning		116,271	25,299
Units outstanding, ending		215,275	116,271

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$416,230
Cost of units redeemed/account charges			(11,126)
Net investment income (loss)			9,455
Net realized gain (loss)			2,808
Realized gain distributions			48,667
Net change in unrealized appreciation (depreciation)			67,498
Net assets			$533,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.48	215	$534	1.25%	39.8%	12/31/2025	$2.53	0	$0	1.00%	40.1%	12/31/2025	$2.58	0	$0	0.75%	40.5%
12/31/2024	1.77	116	206	1.25%	10.5%	12/31/2024	1.81	0	0	1.00%	10.8%	12/31/2024	1.84	0	0	0.75%	11.1%
12/31/2023	1.60	25	41	1.25%	15.6%	12/31/2023	1.63	0	0	1.00%	15.9%	12/31/2023	1.66	0	0	0.75%	16.2%
12/31/2022	1.39	0	0	1.25%	-10.6%	12/31/2022	1.41	0	0	1.00%	-10.3%	12/31/2022	1.42	0	0	0.75%	-10.1%
12/31/2021	1.55	0	0	1.25%	22.8%	12/31/2021	1.57	0	0	1.00%	23.1%	12/31/2021	1.58	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.64	0	$0	0.50%	40.8%	12/31/2025	$2.69	0	$0	0.25%	41.2%	12/31/2025	$2.75	0	$0	0.00%	41.5%
12/31/2024	1.87	0	0	0.50%	11.3%	12/31/2024	1.91	0	0	0.25%	11.6%	12/31/2024	1.94	0	0	0.00%	11.9%
12/31/2023	1.68	0	0	0.50%	16.5%	12/31/2023	1.71	0	0	0.25%	16.8%	12/31/2023	1.74	0	0	0.00%	17.1%
12/31/2022	1.44	0	0	0.50%	-9.9%	12/31/2022	1.46	0	0	0.25%	-9.7%	12/31/2022	1.48	0	0	0.00%	-9.4%
12/31/2021	1.60	0	0	0.50%	23.7%	12/31/2021	1.62	0	0	0.25%	24.0%	12/31/2021	1.64	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	3.6%
2023	3.5%
2022	1.4%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Classic Balanced Fund N Class - 06-3WW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$740,680	$642,189	58,592
Receivables: investments sold	519
Payables: investments purchased	-
Net assets	$741,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$741,199	434,695	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$741,199	434,695

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,170
Mortality & expense charges			(8,256)
Net investment income (loss)			5,914

Gain (loss) on investments:
Net realized gain (loss)			471
Realized gain distributions			12,780
Net change in unrealized appreciation (depreciation)			95,867
Net gain (loss)			109,118

Increase (decrease) in net assets from operations			$115,032

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,914	$6,295
Net realized gain (loss)		471	(84)
Realized gain distributions		12,780	2,329
Net change in unrealized appreciation (depreciation)		95,867	40,328

Increase (decrease) in net assets from operations		115,032	48,868

Contract owner transactions:
Proceeds from units sold		6,946	8,698
Cost of units redeemed		(78)	(23,435)
Account charges		(47)	(1)
Increase (decrease)		6,821	(14,738)
Net increase (decrease)		121,853	34,130
Net assets, beginning		619,346	585,216
Net assets, ending		$741,199	$619,346

Units sold		4,610	6,162
Units redeemed		(189)	(16,546)
Net increase (decrease)		4,421	(10,384)
Units outstanding, beginning		430,274	440,658
Units outstanding, ending		434,695	430,274

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,003,238
Cost of units redeemed/account charges			(439,612)
Net investment income (loss)			23,513
Net realized gain (loss)			1,189
Realized gain distributions			54,380
Net change in unrealized appreciation (depreciation)			98,491
Net assets			$741,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	435	$741	1.25%	18.5%	12/31/2025	$1.73	0	$0	1.00%	18.8%	12/31/2025	$1.76	0	$0	0.75%	19.1%
12/31/2024	1.44	430	619	1.25%	8.4%	12/31/2024	1.46	0	0	1.00%	8.7%	12/31/2024	1.48	0	0	0.75%	8.9%
12/31/2023	1.33	441	585	1.25%	14.6%	12/31/2023	1.34	0	0	1.00%	14.8%	12/31/2023	1.36	0	0	0.75%	15.1%
12/31/2022	1.16	426	494	1.25%	-15.4%	12/31/2022	1.17	0	0	1.00%	-15.2%	12/31/2022	1.18	0	0	0.75%	-15.0%
12/31/2021	1.37	363	498	1.25%	14.0%	12/31/2021	1.38	0	0	1.00%	14.2%	12/31/2021	1.39	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	19.3%	12/31/2025	$1.82	0	$0	0.25%	19.6%	12/31/2025	$1.85	0	$0	0.00%	19.9%
12/31/2024	1.50	0	0	0.50%	9.2%	12/31/2024	1.52	0	0	0.25%	9.5%	12/31/2024	1.55	0	0	0.00%	9.8%
12/31/2023	1.38	0	0	0.50%	15.4%	12/31/2023	1.39	0	0	0.25%	15.7%	12/31/2023	1.41	0	0	0.00%	16.0%
12/31/2022	1.19	0	0	0.50%	-14.8%	12/31/2022	1.20	0	0	0.25%	-14.5%	12/31/2022	1.21	0	0	0.00%	-14.3%
12/31/2021	1.40	0	0	0.50%	14.8%	12/31/2021	1.41	0	0	0.25%	15.1%	12/31/2021	1.42	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.3%
2023	2.4%
2022	1.8%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund I Class - 06-832 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.53
Band 100	-	-	3.65
Band 75	-	-	3.77
Band 50	-	-	3.89
Band 25	-	-	4.02
Band 0	-	-	4.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.53	0	$0	1.25%	11.1%	12/31/2025	$3.65	0	$0	1.00%	11.3%	12/31/2025	$3.77	0	$0	0.75%	11.6%
12/31/2024	3.18	0	0	1.25%	11.0%	12/31/2024	3.27	0	0	1.00%	11.3%	12/31/2024	3.38	0	0	0.75%	11.6%
12/31/2023	2.86	0	0	1.25%	16.8%	12/31/2023	2.94	0	0	1.00%	17.1%	12/31/2023	3.03	0	0	0.75%	17.4%
12/31/2022	2.45	0	0	1.25%	-17.0%	12/31/2022	2.51	0	0	1.00%	-16.8%	12/31/2022	2.58	0	0	0.75%	-16.6%
12/31/2021	2.95	0	0	1.25%	20.1%	12/31/2021	3.02	0	0	1.00%	20.4%	12/31/2021	3.09	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.89	0	$0	0.50%	11.9%	12/31/2025	$4.02	0	$0	0.25%	12.2%	12/31/2025	$4.16	0	$0	0.00%	12.5%
12/31/2024	3.48	0	0	0.50%	11.8%	12/31/2024	3.59	0	0	0.25%	12.1%	12/31/2024	3.70	0	0	0.00%	12.4%
12/31/2023	3.11	0	0	0.50%	17.7%	12/31/2023	3.20	0	0	0.25%	18.0%	12/31/2023	3.29	0	0	0.00%	18.3%
12/31/2022	2.64	0	0	0.50%	-16.4%	12/31/2022	2.71	0	0	0.25%	-16.2%	12/31/2022	2.78	0	0	0.00%	-16.0%
12/31/2021	3.16	0	0	0.50%	21.0%	12/31/2021	3.23	0	0	0.25%	21.3%	12/31/2021	3.31	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund A Class - 06-839

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,221	$132,941	8,392
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$149,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,781	40,366	$3.41
Band 100	11,262	3,193	3.53
Band 75	-	-	3.64
Band 50	-	-	3.77
Band 25	-	-	3.89
Band 0	-	-	4.02
Total	$149,043	43,559

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,248
Mortality & expense charges			(1,777)
Net investment income (loss)			471

Gain (loss) on investments:
Net realized gain (loss)			2,542
Realized gain distributions			13,180
Net change in unrealized appreciation (depreciation)			(963)
Net gain (loss)			14,759

Increase (decrease) in net assets from operations			$15,230

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$471	$(779)
Net realized gain (loss)		2,542	5,451
Realized gain distributions		13,180	1,540
Net change in unrealized appreciation (depreciation)		(963)	9,910

Increase (decrease) in net assets from operations		15,230	16,122

Contract owner transactions:
Proceeds from units sold		10,304	37,588
Cost of units redeemed		(11,537)	(33,406)
Account charges		(3)	-
Increase (decrease)		(1,236)	4,182
Net increase (decrease)		13,994	20,304
Net assets, beginning		135,049	114,745
Net assets, ending		$149,043	$135,049

Units sold		3,241	13,688
Units redeemed		(3,529)	(11,048)
Net increase (decrease)		(288)	2,640
Units outstanding, beginning		43,847	41,207
Units outstanding, ending		43,559	43,847

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$331,646
Cost of units redeemed/account charges			(241,869)
Net investment income (loss)			20,614
Net realized gain (loss)			(44,666)
Realized gain distributions			67,038
Net change in unrealized appreciation (depreciation)			16,280
Net assets			$149,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.41	40	$138	1.25%	10.8%	12/31/2025	$3.53	3	$11	1.00%	11.1%	12/31/2025	$3.64	0	$0	0.75%	11.4%
12/31/2024	3.08	44	135	1.25%	10.7%	12/31/2024	3.17	0	0	1.00%	11.0%	12/31/2024	3.27	0	0	0.75%	11.3%
12/31/2023	2.78	40	110	1.25%	16.6%	12/31/2023	2.86	1	4	1.00%	16.8%	12/31/2023	2.94	0	0	0.75%	17.1%
12/31/2022	2.39	40	95	1.25%	-17.2%	12/31/2022	2.45	49	120	1.00%	-17.0%	12/31/2022	2.51	0	0	0.75%	-16.8%
12/31/2021	2.88	14	41	1.25%	19.6%	12/31/2021	2.95	1	4	1.00%	19.9%	12/31/2021	3.02	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.77	0	$0	0.50%	11.7%	12/31/2025	$3.89	0	$0	0.25%	11.9%	12/31/2025	$4.02	0	$0	0.00%	12.2%
12/31/2024	3.37	0	0	0.50%	11.6%	12/31/2024	3.48	0	0	0.25%	11.8%	12/31/2024	3.58	0	0	0.00%	12.1%
12/31/2023	3.02	0	0	0.50%	17.4%	12/31/2023	3.11	0	0	0.25%	17.7%	12/31/2023	3.20	0	0	0.00%	18.0%
12/31/2022	2.57	0	0	0.50%	-16.6%	12/31/2022	2.64	0	0	0.25%	-16.4%	12/31/2022	2.71	0	0	0.00%	-16.2%
12/31/2021	3.09	0	0	0.50%	20.5%	12/31/2021	3.16	0	0	0.25%	20.8%	12/31/2021	3.23	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.9%
2023	0.8%
2022	17.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund A Class - 06-629

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,501	$27,069	2,825
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$25,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,513	8,888	$2.87
Band 100	-	-	2.97
Band 75	-	-	3.07
Band 50	-	-	3.18
Band 25	-	-	3.29
Band 0	-	-	3.40
Total	$25,513	8,888

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(280)
Net investment income (loss)			(280)

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,188
Net gain (loss)			2,210

Increase (decrease) in net assets from operations			$1,930

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(280)	$(367)
Net realized gain (loss)		22	1,076
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,188	3,213

Increase (decrease) in net assets from operations		1,930	3,922

Contract owner transactions:
Proceeds from units sold		2,395	3,927
Cost of units redeemed		-	(16,437)
Account charges		-	-
Increase (decrease)		2,395	(12,510)
Net increase (decrease)		4,325	(8,588)
Net assets, beginning		21,188	29,776
Net assets, ending		$25,513	$21,188

Units sold		909	1,596
Units redeemed		-	(6,357)
Net increase (decrease)		909	(4,761)
Units outstanding, beginning		7,979	12,740
Units outstanding, ending		8,888	7,979

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$914,949
Cost of units redeemed/account charges			(980,889)
Net investment income (loss)			(20,418)
Net realized gain (loss)			(50,301)
Realized gain distributions			163,740
Net change in unrealized appreciation (depreciation)			(1,568)
Net assets			$25,513

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	9	$26	1.25%	8.1%	12/31/2025	$2.97	0	$0	1.00%	8.4%	12/31/2025	$3.07	0	$0	0.75%	8.6%
12/31/2024	2.66	8	21	1.25%	13.6%	12/31/2024	2.74	0	0	1.00%	13.9%	12/31/2024	2.83	0	0	0.75%	14.2%
12/31/2023	2.34	13	30	1.25%	23.2%	12/31/2023	2.41	0	0	1.00%	23.5%	12/31/2023	2.48	0	0	0.75%	23.8%
12/31/2022	1.90	12	23	1.25%	-27.9%	12/31/2022	1.95	0	0	1.00%	-27.8%	12/31/2022	2.00	0	0	0.75%	-27.6%
12/31/2021	2.63	18	47	1.25%	8.8%	12/31/2021	2.70	0	0	1.00%	9.0%	12/31/2021	2.76	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.18	0	$0	0.50%	8.9%	12/31/2025	$3.29	0	$0	0.25%	9.2%	12/31/2025	$3.40	0	$0	0.00%	9.5%
12/31/2024	2.92	0	0	0.50%	14.5%	12/31/2024	3.01	0	0	0.25%	14.8%	12/31/2024	3.11	0	0	0.00%	15.1%
12/31/2023	2.55	0	0	0.50%	24.1%	12/31/2023	2.62	0	0	0.25%	24.4%	12/31/2023	2.70	0	0	0.00%	24.7%
12/31/2022	2.05	0	0	0.50%	-27.4%	12/31/2022	2.11	0	0	0.25%	-27.2%	12/31/2022	2.17	0	0	0.00%	-27.0%
12/31/2021	2.83	0	0	0.50%	9.6%	12/31/2021	2.90	0	0	0.25%	9.9%	12/31/2021	2.97	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer K Retirement Class - 06-6FH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,769	$27,355	636
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$28,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,767	15,845	$1.82
Band 100	-	-	1.83
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$28,767	15,845

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$116
Mortality & expense charges			(308)
Net investment income (loss)			(192)

Gain (loss) on investments:
Net realized gain (loss)			(157)
Realized gain distributions			2,477
Net change in unrealized appreciation (depreciation)			2,859
Net gain (loss)			5,179

Increase (decrease) in net assets from operations			$4,987

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(192)	$(75)
Net realized gain (loss)		(157)	(331)
Realized gain distributions		2,477	4,580
Net change in unrealized appreciation (depreciation)		2,859	(1,445)

Increase (decrease) in net assets from operations		4,987	2,729

Contract owner transactions:
Proceeds from units sold		6,814	40,269
Cost of units redeemed		(5,709)	(20,142)
Account charges		(92)	(89)
Increase (decrease)		1,013	20,038
Net increase (decrease)		6,000	22,767
Net assets, beginning		22,767	-
Net assets, ending		$28,767	$22,767

Units sold		4,319	28,584
Units redeemed		(3,770)	(13,288)
Net increase (decrease)		549	15,296
Units outstanding, beginning		15,296	-
Units outstanding, ending		15,845	15,296

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,083
Cost of units redeemed/account charges			(26,032)
Net investment income (loss)			(267)
Net realized gain (loss)			(488)
Realized gain distributions			7,057
Net change in unrealized appreciation (depreciation)			1,414
Net assets			$28,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	16	$29	1.25%	22.0%	12/31/2025	$1.83	0	$0	1.00%	22.3%	12/31/2025	$1.85	0	$0	0.75%	22.6%
12/31/2024	1.49	15	23	1.25%	21.4%	12/31/2024	1.50	0	0	1.00%	21.7%	12/31/2024	1.51	0	0	0.75%	22.0%
12/31/2023	1.23	0	0	1.25%	27.5%	12/31/2023	1.23	0	0	1.00%	27.8%	12/31/2023	1.24	0	0	0.75%	28.1%
12/31/2022	0.96	0	0	1.25%	-3.8%	12/31/2022	0.96	0	0	1.00%	-3.7%	12/31/2022	0.96	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	22.9%	12/31/2025	$1.88	0	$0	0.25%	23.2%	12/31/2025	$1.90	0	$0	0.00%	23.5%
12/31/2024	1.52	0	0	0.50%	22.3%	12/31/2024	1.53	0	0	0.25%	22.6%	12/31/2024	1.54	0	0	0.00%	22.9%
12/31/2023	1.24	0	0	0.50%	28.4%	12/31/2023	1.25	0	0	0.25%	28.7%	12/31/2023	1.25	0	0	0.00%	29.1%
12/31/2022	0.97	0	0	0.50%	-3.4%	12/31/2022	0.97	0	0	0.25%	-3.2%	12/31/2022	0.97	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	1.6%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vic Pioneer Intl Equity R6 Class - 06-6WN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	1.25%	41.6%	12/31/2025	$1.41	0	$0	1.00%	42.0%	12/31/2025	$1.42	0	$0	0.75%	42.3%
12/31/2024	0.99	0	0	1.25%	-0.5%	12/31/2024	1.00	0	0	1.00%	-0.4%	12/31/2024	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	42.7%	12/31/2025	$1.43	0	$0	0.25%	43.1%	12/31/2025	$1.44	0	$0	0.00%	43.4%
12/31/2024	1.00	0	0	0.50%	0.0%	12/31/2024	1.00	0	0	0.25%	0.1%	12/31/2024	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Developing World Instl Class - 06-74T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$316,772	$277,295	20,346
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$316,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,795	271,400	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$316,795	271,400

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,850
Mortality & expense charges			(3,283)
Net investment income (loss)			567

Gain (loss) on investments:
Net realized gain (loss)			95
Realized gain distributions			5,291
Net change in unrealized appreciation (depreciation)			39,477
Net gain (loss)			44,863

Increase (decrease) in net assets from operations			$45,430

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$567	$-
Net realized gain (loss)		95	-
Realized gain distributions		5,291	-
Net change in unrealized appreciation (depreciation)		39,477	-

Increase (decrease) in net assets from operations		45,430	-

Contract owner transactions:
Proceeds from units sold		271,221	408
Cost of units redeemed		(210)	-
Account charges		(45)	(9)
Increase (decrease)		270,966	399
Net increase (decrease)		316,396	399
Net assets, beginning		399	-
Net assets, ending		$316,795	$399

Units sold		271,205	415
Units redeemed		(211)	(9)
Net increase (decrease)		270,994	406
Units outstanding, beginning		406	-
Units outstanding, ending		271,400	406

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$271,629
Cost of units redeemed/account charges			(264)
Net investment income (loss)			567
Net realized gain (loss)			95
Realized gain distributions			5,291
Net change in unrealized appreciation (depreciation)			39,477
Net assets			$316,795

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	271	$317	1.25%	18.8%	12/31/2025	$1.17	0	$0	1.00%	19.0%	12/31/2025	$1.17	0	$0	0.75%	19.3%
12/31/2024	0.98	0	0	1.25%	-1.7%	12/31/2024	0.98	0	0	1.00%	-1.7%	12/31/2024	0.98	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	19.6%	12/31/2025	$1.18	0	$0	0.25%	19.9%	12/31/2025	$1.18	0	$0	0.00%	20.2%
12/31/2024	0.98	0	0	0.50%	-1.6%	12/31/2024	0.98	0	0	0.25%	-1.6%	12/31/2024	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Growth Instl Class - 06-74R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,523,847	$1,315,371	16,171
Receivables: investments sold	281
Payables: investments purchased	-
Net assets	$1,524,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,524,128	1,316,746	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$1,524,128	1,316,746

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,856
Mortality & expense charges			(17,794)
Net investment income (loss)			(14,938)

Gain (loss) on investments:
Net realized gain (loss)			30,033
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			208,476
Net gain (loss)			238,509

Increase (decrease) in net assets from operations			$223,571

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,938)	$-
Net realized gain (loss)		30,033	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		208,476	-

Increase (decrease) in net assets from operations		223,571	-

Contract owner transactions:
Proceeds from units sold		1,580,186	1,385
Cost of units redeemed		(280,794)	-
Account charges		(194)	(26)
Increase (decrease)		1,299,198	1,359
Net increase (decrease)		1,522,769	1,359
Net assets, beginning		1,359	-
Net assets, ending		$1,524,128	$1,359

Units sold		1,567,784	1,393
Units redeemed		(252,405)	(26)
Net increase (decrease)		1,315,379	1,367
Units outstanding, beginning		1,367	-
Units outstanding, ending		1,316,746	1,367

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,581,571
Cost of units redeemed/account charges			(281,014)
Net investment income (loss)			(14,938)
Net realized gain (loss)			30,033
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			208,476
Net assets			$1,524,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	1,317	$1,524	1.25%	16.4%	12/31/2025	$1.16	0	$0	1.00%	16.7%	12/31/2025	$1.16	0	$0	0.75%	17.0%
12/31/2024	0.99	1	1	1.25%	-0.6%	12/31/2024	0.99	0	0	1.00%	-0.6%	12/31/2024	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	17.3%	12/31/2025	$1.17	0	$0	0.25%	17.6%	12/31/2025	$1.17	0	$0	0.00%	17.9%
12/31/2024	0.99	0	0	0.50%	-0.5%	12/31/2024	1.00	0	0	0.25%	-0.5%	12/31/2024	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Income Instl Class - 06-74P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,344,751	$1,237,415	19,301
Receivables: investments sold	948
Payables: investments purchased	-
Net assets	$1,345,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,345,699	1,183,773	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$1,345,699	1,183,773

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,839
Mortality & expense charges			(14,905)
Net investment income (loss)			(4,066)

Gain (loss) on investments:
Net realized gain (loss)			838
Realized gain distributions			62,981
Net change in unrealized appreciation (depreciation)			107,336
Net gain (loss)			171,155

Increase (decrease) in net assets from operations			$167,089

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,066)	$-
Net realized gain (loss)		838	-
Realized gain distributions		62,981	-
Net change in unrealized appreciation (depreciation)		107,336	-

Increase (decrease) in net assets from operations		167,089	-

Contract owner transactions:
Proceeds from units sold		1,179,400	1,024
Cost of units redeemed		(1,645)	-
Account charges		(152)	(17)
Increase (decrease)		1,177,603	1,007
Net increase (decrease)		1,344,692	1,007
Net assets, beginning		1,007	-
Net assets, ending		$1,345,699	$1,007

Units sold		1,184,353	1,037
Units redeemed		(1,600)	(17)
Net increase (decrease)		1,182,753	1,020
Units outstanding, beginning		1,020	-
Units outstanding, ending		1,183,773	1,020

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,180,424
Cost of units redeemed/account charges			(1,814)
Net investment income (loss)			(4,066)
Net realized gain (loss)			838
Realized gain distributions			62,981
Net change in unrealized appreciation (depreciation)			107,336
Net assets			$1,345,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	1,184	$1,346	1.25%	15.2%	12/31/2025	$1.14	0	$0	1.00%	15.5%	12/31/2025	$1.14	0	$0	0.75%	15.8%
12/31/2024	0.99	1	1	1.25%	-1.3%	12/31/2024	0.99	0	0	1.00%	-1.3%	12/31/2024	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	16.1%	12/31/2025	$1.15	0	$0	0.25%	16.4%	12/31/2025	$1.15	0	$0	0.00%	16.6%
12/31/2024	0.99	0	0	0.50%	-1.2%	12/31/2024	0.99	0	0	0.25%	-1.2%	12/31/2024	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Particpation Instl Class - 06-74V (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	1.25%	5.0%	12/31/2025	$1.05	0	$0	1.00%	5.3%	12/31/2025	$1.05	0	$0	0.75%	5.5%
12/31/2024	1.00	0	0	1.25%	-0.1%	12/31/2024	1.00	0	0	1.00%	-0.1%	12/31/2024	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.8%	12/31/2025	$1.06	0	$0	0.25%	6.1%	12/31/2025	$1.06	0	$0	0.00%	6.3%
12/31/2024	1.00	0	0	0.50%	-0.1%	12/31/2024	1.00	0	0	0.25%	0.0%	12/31/2024	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Smead Value Y Inst Class - 06-6XX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	0	$0	1.25%	4.1%	12/31/2025	$0.99	0	$0	1.00%	4.4%	12/31/2025	$1.00	0	$0	0.75%	4.7%
12/31/2024	0.95	0	0	1.25%	-5.0%	12/31/2024	0.95	0	0	1.00%	-4.9%	12/31/2024	0.95	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	4.9%	12/31/2025	$1.00	0	$0	0.25%	5.2%	12/31/2025	$1.01	0	$0	0.00%	5.5%
12/31/2024	0.95	0	0	0.50%	-4.7%	12/31/2024	0.95	0	0	0.25%	-4.6%	12/31/2024	0.95	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Large Cap Val R6 Retirement Class - 06-6N7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	1.25%	11.6%	12/31/2025	$1.41	0	$0	1.00%	11.9%	12/31/2025	$1.42	0	$0	0.75%	12.2%
12/31/2024	1.26	0	0	1.25%	15.4%	12/31/2024	1.26	0	0	1.00%	15.7%	12/31/2024	1.27	0	0	0.75%	16.0%
12/31/2023	1.09	0	0	1.25%	8.9%	12/31/2023	1.09	0	0	1.00%	9.1%	12/31/2023	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	12.5%	12/31/2025	$1.44	0	$0	0.25%	12.7%	12/31/2025	$1.45	0	$0	0.00%	13.0%
12/31/2024	1.27	0	0	0.50%	16.3%	12/31/2024	1.28	0	0	0.25%	16.6%	12/31/2024	1.28	0	0	0.00%	16.9%
12/31/2023	1.09	0	0	0.50%	9.5%	12/31/2023	1.10	0	0	0.25%	9.7%	12/31/2023	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Interm Bond R6 Retirement Class - 06-4NR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,883	$599,326	69,978
Receivables: investments sold	3,127
Payables: investments purchased	-
Net assets	$620,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$620,010	646,562	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$620,010	646,562

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,581
Mortality & expense charges			(6,921)
Net investment income (loss)			18,660

Gain (loss) on investments:
Net realized gain (loss)			949
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,928
Net gain (loss)			13,877

Increase (decrease) in net assets from operations			$32,537

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,660	$12,439
Net realized gain (loss)		949	1,707
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,928	4,915

Increase (decrease) in net assets from operations		32,537	19,061

Contract owner transactions:
Proceeds from units sold		181,912	478,734
Cost of units redeemed		(58,339)	(110,316)
Account charges		(178)	(147)
Increase (decrease)		123,395	368,271
Net increase (decrease)		155,932	387,332
Net assets, beginning		464,078	76,746
Net assets, ending		$620,010	$464,078

Units sold		196,058	568,565
Units redeemed		(63,915)	(140,601)
Net increase (decrease)		132,143	427,964
Units outstanding, beginning		514,419	86,455
Units outstanding, ending		646,562	514,419

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$737,797
Cost of units redeemed/account charges			(169,653)
Net investment income (loss)			31,664
Net realized gain (loss)			2,645
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,557
Net assets			$620,010

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	647	$620	1.25%	6.3%	12/31/2025	$0.97	0	$0	1.00%	6.6%	12/31/2025	$0.99	0	$0	0.75%	6.8%
12/31/2024	0.90	514	464	1.25%	1.6%	12/31/2024	0.91	0	0	1.00%	1.9%	12/31/2024	0.92	0	0	0.75%	2.1%
12/31/2023	0.89	86	77	1.25%	5.8%	12/31/2023	0.90	0	0	1.00%	6.1%	12/31/2023	0.90	0	0	0.75%	6.3%
12/31/2022	0.84	0	0	1.25%	-15.2%	12/31/2022	0.84	0	0	1.00%	-15.0%	12/31/2022	0.85	0	0	0.75%	-14.8%
12/31/2021	0.99	0	0	1.25%	-2.2%	12/31/2021	0.99	0	0	1.00%	-2.0%	12/31/2021	1.00	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	7.1%	12/31/2025	$1.01	0	$0	0.25%	7.4%	12/31/2025	$1.03	0	$0	0.00%	7.6%
12/31/2024	0.93	0	0	0.50%	2.4%	12/31/2024	0.94	0	0	0.25%	2.7%	12/31/2024	0.95	0	0	0.00%	2.9%
12/31/2023	0.91	0	0	0.50%	6.6%	12/31/2023	0.92	0	0	0.25%	6.9%	12/31/2023	0.93	0	0	0.00%	7.1%
12/31/2022	0.85	0	0	0.50%	-14.6%	12/31/2022	0.86	0	0	0.25%	-14.4%	12/31/2022	0.86	0	0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	-1.5%	12/31/2021	1.00	0	0	0.25%	-1.3%	12/31/2021	1.01	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.7%
2024	6.2%
2023	2.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth Inst Class - 06-6KM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,243,216	$3,576,941	90,934
Receivables: investments sold	-
Payables: investments purchased	(21,149)
Net assets	$4,222,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,222,067	2,617,784	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.64
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$4,222,067	2,617,784

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(48,247)
Net investment income (loss)			(48,247)

Gain (loss) on investments:
Net realized gain (loss)			79,026
Realized gain distributions			223,913
Net change in unrealized appreciation (depreciation)			255,625
Net gain (loss)			558,564

Increase (decrease) in net assets from operations			$510,317

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,247)	$19,007
Net realized gain (loss)		79,026	85,129
Realized gain distributions		223,913	302,716
Net change in unrealized appreciation (depreciation)		255,625	141,868

Increase (decrease) in net assets from operations		510,317	548,720

Contract owner transactions:
Proceeds from units sold		531,637	549,968
Cost of units redeemed		(713,928)	(495,537)
Account charges		(14)	(16)
Increase (decrease)		(182,305)	54,415
Net increase (decrease)		328,012	603,135
Net assets, beginning		3,894,055	3,290,920
Net assets, ending		$4,222,067	$3,894,055

Units sold		394,811	394,746
Units redeemed		(506,908)	(367,819)
Net increase (decrease)		(112,097)	26,927
Units outstanding, beginning		2,729,881	2,702,954
Units outstanding, ending		2,617,784	2,729,881

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,367,190
Cost of units redeemed/account charges			(1,451,216)
Net investment income (loss)			(50,472)
Net realized gain (loss)			163,661
Realized gain distributions			526,629
Net change in unrealized appreciation (depreciation)			666,275
Net assets			$4,222,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	2,618	$4,222	1.25%	13.1%	12/31/2025	$1.63	0	$0	1.00%	13.3%	12/31/2025	$1.64	0	$0	0.75%	13.6%
12/31/2024	1.43	2,730	3,894	1.25%	17.2%	12/31/2024	1.43	0	0	1.00%	17.5%	12/31/2024	1.44	0	0	0.75%	17.7%
12/31/2023	1.22	2,703	3,291	1.25%	18.9%	12/31/2023	1.22	0	0	1.00%	19.2%	12/31/2023	1.22	0	0	0.75%	19.4%
12/31/2022	1.02	0	0	1.25%	2.4%	12/31/2022	1.02	0	0	1.00%	2.4%	12/31/2022	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	0	$0	0.50%	13.9%	12/31/2025	$1.66	0	$0	0.25%	14.2%	12/31/2025	$1.68	0	$0	0.00%	14.5%
12/31/2024	1.45	0	0	0.50%	18.0%	12/31/2024	1.46	0	0	0.25%	18.3%	12/31/2024	1.46	0	0	0.00%	18.6%
12/31/2023	1.23	0	0	0.50%	19.7%	12/31/2023	1.23	0	0	0.25%	20.0%	12/31/2023	1.23	0	0	0.00%	20.3%
12/31/2022	1.02	0	0	0.50%	2.5%	12/31/2022	1.02	0	0	0.25%	2.5%	12/31/2022	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	1.8%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R Class - 06-6KN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,768	$95,606	1,516
Receivables: investments sold	-
Payables: investments purchased	(23,436)
Net assets	$69,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,332	45,165	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$69,332	45,165

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(710)
Net investment income (loss)			(710)

Gain (loss) on investments:
Net realized gain (loss)			11,554
Realized gain distributions			10,448
Net change in unrealized appreciation (depreciation)			(2,270)
Net gain (loss)			19,732

Increase (decrease) in net assets from operations			$19,022

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(710)	$261
Net realized gain (loss)		11,554	(5,646)
Realized gain distributions		10,448	2,167
Net change in unrealized appreciation (depreciation)		(2,270)	(568)

Increase (decrease) in net assets from operations		19,022	(3,786)

Contract owner transactions:
Proceeds from units sold		327,876	127,495
Cost of units redeemed		(281,798)	(119,339)
Account charges		(138)	-
Increase (decrease)		45,940	8,156
Net increase (decrease)		64,962	4,370
Net assets, beginning		4,370	-
Net assets, ending		$69,332	$4,370

Units sold		229,957	92,503
Units redeemed		(187,993)	(89,302)
Net increase (decrease)		41,964	3,201
Units outstanding, beginning		3,201	-
Units outstanding, ending		45,165	3,201

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$455,371
Cost of units redeemed/account charges			(401,275)
Net investment income (loss)			(449)
Net realized gain (loss)			5,908
Realized gain distributions			12,615
Net change in unrealized appreciation (depreciation)			(2,838)
Net assets			$69,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	45	$69	1.25%	12.5%	12/31/2025	$1.55	0	$0	1.00%	12.7%	12/31/2025	$1.56	0	$0	0.75%	13.0%
12/31/2024	1.37	3	4	1.25%	16.5%	12/31/2024	1.37	0	0	1.00%	16.8%	12/31/2024	1.38	0	0	0.75%	17.1%
12/31/2023	1.17	0	0	1.25%	18.2%	12/31/2023	1.17	0	0	1.00%	18.5%	12/31/2023	1.18	0	0	0.75%	18.7%
12/31/2022	0.99	0	0	1.25%	-0.9%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	13.3%	12/31/2025	$1.58	0	$0	0.25%	13.6%	12/31/2025	$1.59	0	$0	0.00%	13.9%
12/31/2024	1.39	0	0	0.50%	17.4%	12/31/2024	1.39	0	0	0.25%	17.7%	12/31/2024	1.40	0	0	0.00%	18.0%
12/31/2023	1.18	0	0	0.50%	19.0%	12/31/2023	1.18	0	0	0.25%	19.3%	12/31/2023	1.19	0	0	0.00%	19.6%
12/31/2022	0.99	0	0	0.50%	-0.8%	12/31/2022	0.99	0	0	0.25%	-0.8%	12/31/2022	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	16.1%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R6 Class - 06-6JT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$297,350	$269,225	5,985
Receivables: investments sold	-
Payables: investments purchased	(18,798)
Net assets	$278,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$278,552	180,976	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$278,552	180,976

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,930)
Net investment income (loss)			(3,930)

Gain (loss) on investments:
Net realized gain (loss)			5,233
Realized gain distributions			15,619
Net change in unrealized appreciation (depreciation)			28,429
Net gain (loss)			49,281

Increase (decrease) in net assets from operations			$45,351

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,930)	$26
Net realized gain (loss)		5,233	-
Realized gain distributions		15,619	122
Net change in unrealized appreciation (depreciation)		28,429	(304)

Increase (decrease) in net assets from operations		45,351	(156)

Contract owner transactions:
Proceeds from units sold		455,405	1,708
Cost of units redeemed		(223,617)	-
Account charges		(139)	-
Increase (decrease)		231,649	1,708
Net increase (decrease)		277,000	1,552
Net assets, beginning		1,552	-
Net assets, ending		$278,552	$1,552

Units sold		342,871	1,141
Units redeemed		(163,036)	-
Net increase (decrease)		179,835	1,141
Units outstanding, beginning		1,141	-
Units outstanding, ending		180,976	1,141

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$457,113
Cost of units redeemed/account charges			(223,756)
Net investment income (loss)			(3,904)
Net realized gain (loss)			5,233
Realized gain distributions			15,741
Net change in unrealized appreciation (depreciation)			28,125
Net assets			$278,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	181	$279	1.25%	13.2%	12/31/2025	$1.55	0	$0	1.00%	13.5%	12/31/2025	$1.56	0	$0	0.75%	13.8%
12/31/2024	1.36	1	2	1.25%	17.3%	12/31/2024	1.37	0	0	1.00%	17.6%	12/31/2024	1.37	0	0	0.75%	17.9%
12/31/2023	1.16	0	0	1.25%	18.9%	12/31/2023	1.16	0	0	1.00%	19.2%	12/31/2023	1.17	0	0	0.75%	19.5%
12/31/2022	0.97	0	0	1.25%	-2.5%	12/31/2022	0.98	0	0	1.00%	-2.5%	12/31/2022	0.98	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	14.0%	12/31/2025	$1.59	0	$0	0.25%	14.3%	12/31/2025	$1.60	0	$0	0.00%	14.6%
12/31/2024	1.38	0	0	0.50%	18.2%	12/31/2024	1.39	0	0	0.25%	18.5%	12/31/2024	1.40	0	0	0.00%	18.8%
12/31/2023	1.17	0	0	0.50%	19.8%	12/31/2023	1.17	0	0	0.25%	20.1%	12/31/2023	1.18	0	0	0.00%	20.4%
12/31/2022	0.98	0	0	0.50%	-2.4%	12/31/2022	0.98	0	0	0.25%	-2.4%	12/31/2022	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	3.5%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Mid Cap Value R6 Class - 06-3J6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,071,058	$3,944,208	88,456
Receivables: investments sold	-
Payables: investments purchased	(29,488)
Net assets	$4,041,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,041,570	2,331,018	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$4,041,570	2,331,018

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$48,870
Mortality & expense charges			(53,730)
Net investment income (loss)			(4,860)

Gain (loss) on investments:
Net realized gain (loss)			110,714
Realized gain distributions			370,769
Net change in unrealized appreciation (depreciation)			(308,802)
Net gain (loss)			172,681

Increase (decrease) in net assets from operations			$167,821

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,860)	$10,305
Net realized gain (loss)		110,714	78,681
Realized gain distributions		370,769	287,686
Net change in unrealized appreciation (depreciation)		(308,802)	43,789

Increase (decrease) in net assets from operations		167,821	420,461

Contract owner transactions:
Proceeds from units sold		739,989	932,865
Cost of units redeemed		(1,610,710)	(945,556)
Account charges		(1,977)	(4,339)
Increase (decrease)		(872,698)	(17,030)
Net increase (decrease)		(704,877)	403,431
Net assets, beginning		4,746,447	4,343,016
Net assets, ending		$4,041,570	$4,746,447

Units sold		458,388	577,256
Units redeemed		(999,411)	(613,275)
Net increase (decrease)		(541,023)	(36,019)
Units outstanding, beginning		2,872,041	2,908,060
Units outstanding, ending		2,331,018	2,872,041

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,356,604
Cost of units redeemed/account charges			(6,298,156)
Net investment income (loss)			(5,810)
Net realized gain (loss)			447,237
Realized gain distributions			1,414,845
Net change in unrealized appreciation (depreciation)			126,850
Net assets			$4,041,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	2,331	$4,042	1.25%	4.9%	12/31/2025	$1.77	0	$0	1.00%	5.2%	12/31/2025	$1.80	0	$0	0.75%	5.4%
12/31/2024	1.65	2,872	4,746	1.25%	10.7%	12/31/2024	1.68	0	0	1.00%	10.9%	12/31/2024	1.71	0	0	0.75%	11.2%
12/31/2023	1.49	2,908	4,343	1.25%	8.3%	12/31/2023	1.51	0	0	1.00%	8.5%	12/31/2023	1.53	0	0	0.75%	8.8%
12/31/2022	1.38	2,559	3,529	1.25%	-5.7%	12/31/2022	1.39	0	0	1.00%	-5.4%	12/31/2022	1.41	0	0	0.75%	-5.2%
12/31/2021	1.46	2,508	3,669	1.25%	27.2%	12/31/2021	1.47	0	0	1.00%	27.5%	12/31/2021	1.49	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	5.7%	12/31/2025	$1.86	0	$0	0.25%	6.0%	12/31/2025	$1.90	0	$0	0.00%	6.2%
12/31/2024	1.73	0	0	0.50%	11.5%	12/31/2024	1.76	0	0	0.25%	11.8%	12/31/2024	1.79	0	0	0.00%	12.1%
12/31/2023	1.55	0	0	0.50%	9.1%	12/31/2023	1.57	0	0	0.25%	9.3%	12/31/2023	1.60	0	0	0.00%	9.6%
12/31/2022	1.42	0	0	0.50%	-5.0%	12/31/2022	1.44	0	0	0.25%	-4.7%	12/31/2022	1.46	0	0	0.00%	-4.5%
12/31/2021	1.50	0	0	0.50%	28.2%	12/31/2021	1.51	0	0	0.25%	28.5%	12/31/2021	1.52	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.5%
2023	1.5%
2022	1.1%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Core Plus Bond R6 Retirement Class - 06-4YK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$314,244	$309,386	27,860
Receivables: investments sold	1,696
Payables: investments purchased	-
Net assets	$315,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$315,940	329,600	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$315,940	329,600

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,798
Mortality & expense charges			(3,753)
Net investment income (loss)			11,045

Gain (loss) on investments:
Net realized gain (loss)			883
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,789
Net gain (loss)			6,672

Increase (decrease) in net assets from operations			$17,717

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,045	$8,935
Net realized gain (loss)		883	6,991
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,789	(10,172)

Increase (decrease) in net assets from operations		17,717	5,754

Contract owner transactions:
Proceeds from units sold		93,547	173,163
Cost of units redeemed		(46,761)	(137,210)
Account charges		(184)	(137)
Increase (decrease)		46,602	35,816
Net increase (decrease)		64,319	41,570
Net assets, beginning		251,621	210,051
Net assets, ending		$315,940	$251,621

Units sold		100,788	193,381
Units redeemed		(49,628)	(150,004)
Net increase (decrease)		51,160	43,377
Units outstanding, beginning		278,440	235,063
Units outstanding, ending		329,600	278,440

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$722,343
Cost of units redeemed/account charges			(450,055)
Net investment income (loss)			28,038
Net realized gain (loss)			10,756
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,858
Net assets			$315,940

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.96	330	$316	1.25%	6.1%	12/31/2025	$0.97	0	$0	1.00%	6.3%	12/31/2025	$0.98	0	$0	0.75%	6.6%
12/31/2024	0.90	278	252	1.25%	1.1%	12/31/2024	0.91	0	0	1.00%	1.4%	12/31/2024	0.92	0	0	0.75%	1.6%
12/31/2023	0.89	235	210	1.25%	5.6%	12/31/2023	0.90	0	0	1.00%	5.9%	12/31/2023	0.90	0	0	0.75%	6.1%
12/31/2022	0.85	243	205	1.25%	-14.8%	12/31/2022	0.85	0	0	1.00%	-14.6%	12/31/2022	0.85	0	0	0.75%	-14.4%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.6%	12/31/2021	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	0	$0	0.50%	6.9%	12/31/2025	$1.00	0	$0	0.25%	7.1%	12/31/2025	$1.01	0	$0	0.00%	7.4%
12/31/2024	0.93	0	0	0.50%	1.9%	12/31/2024	0.93	0	0	0.25%	2.2%	12/31/2024	0.94	0	0	0.00%	2.4%
12/31/2023	0.91	0	0	0.50%	6.4%	12/31/2023	0.91	0	0	0.25%	6.7%	12/31/2023	0.92	0	0	0.00%	6.9%
12/31/2022	0.85	0	0	0.50%	-14.1%	12/31/2022	0.86	0	0	0.25%	-13.9%	12/31/2022	0.86	0	0	0.00%	-13.7%
12/31/2021	1.00	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	5.2%
2023	4.1%
2022	2.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Intl Equity R6 Class - 06-3J7 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	1.25%	29.7%	12/31/2025	$1.39	0	$0	1.00%	30.0%	12/31/2025	$1.42	0	$0	0.75%	30.3%
12/31/2024	1.06	0	0	1.25%	-1.0%	12/31/2024	1.07	0	0	1.00%	-0.7%	12/31/2024	1.09	0	0	0.75%	-0.5%
12/31/2023	1.07	0	0	1.25%	14.6%	12/31/2023	1.08	0	0	1.00%	14.8%	12/31/2023	1.09	0	0	0.75%	15.1%
12/31/2022	0.93	0	0	1.25%	-12.4%	12/31/2022	0.94	0	0	1.00%	-12.2%	12/31/2022	0.95	0	0	0.75%	-12.0%
12/31/2021	1.06	0	0	1.25%	4.8%	12/31/2021	1.07	0	0	1.00%	5.1%	12/31/2021	1.08	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	30.6%	12/31/2025	$1.47	0	$0	0.25%	31.0%	12/31/2025	$1.50	0	$0	0.00%	31.3%
12/31/2024	1.11	0	0	0.50%	-0.2%	12/31/2024	1.12	0	0	0.25%	0.0%	12/31/2024	1.14	0	0	0.00%	0.3%
12/31/2023	1.11	0	0	0.50%	15.4%	12/31/2023	1.12	0	0	0.25%	15.7%	12/31/2023	1.14	0	0	0.00%	16.0%
12/31/2022	0.96	0	0	0.50%	-11.8%	12/31/2022	0.97	0	0	0.25%	-11.6%	12/31/2022	0.98	0	0	0.00%	-11.3%
12/31/2021	1.09	0	0	0.50%	5.6%	12/31/2021	1.10	0	0	0.25%	5.9%	12/31/2021	1.11	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Small Cap Value R6 Class - 06-3JF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,634,987	$1,800,875	45,373
Receivables: investments sold	6,626
Payables: investments purchased	-
Net assets	$1,641,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,641,613	1,249,960	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$1,641,613	1,249,960

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,921
Mortality & expense charges			(25,221)
Net investment income (loss)			(6,300)

Gain (loss) on investments:
Net realized gain (loss)			(110,236)
Realized gain distributions			109,348
Net change in unrealized appreciation (depreciation)			(133,901)
Net gain (loss)			(134,789)

Increase (decrease) in net assets from operations			$(141,089)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,300)	$3,100
Net realized gain (loss)		(110,236)	87,468
Realized gain distributions		109,348	203,091
Net change in unrealized appreciation (depreciation)		(133,901)	(149,636)

Increase (decrease) in net assets from operations		(141,089)	144,023

Contract owner transactions:
Proceeds from units sold		469,623	1,306,635
Cost of units redeemed		(1,233,160)	(1,173,961)
Account charges		(2,401)	(2,242)
Increase (decrease)		(765,938)	130,432
Net increase (decrease)		(907,027)	274,455
Net assets, beginning		2,548,640	2,274,185
Net assets, ending		$1,641,613	$2,548,640

Units sold		360,065	1,014,945
Units redeemed		(974,840)	(907,700)
Net increase (decrease)		(614,775)	107,245
Units outstanding, beginning		1,864,735	1,757,490
Units outstanding, ending		1,249,960	1,864,735

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,960,713
Cost of units redeemed/account charges			(4,737,091)
Net investment income (loss)			(373)
Net realized gain (loss)			72,262
Realized gain distributions			511,990
Net change in unrealized appreciation (depreciation)			(165,888)
Net assets			$1,641,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	1,250	$1,642	1.25%	-3.9%	12/31/2025	$1.34	0	$0	1.00%	-3.7%	12/31/2025	$1.36	0	$0	0.75%	-3.4%
12/31/2024	1.37	1,865	2,549	1.25%	5.6%	12/31/2024	1.39	0	0	1.00%	5.9%	12/31/2024	1.41	0	0	0.75%	6.2%
12/31/2023	1.29	1,757	2,274	1.25%	17.7%	12/31/2023	1.31	0	0	1.00%	18.0%	12/31/2023	1.33	0	0	0.75%	18.3%
12/31/2022	1.10	1,498	1,647	1.25%	-14.6%	12/31/2022	1.11	0	0	1.00%	-14.4%	12/31/2022	1.12	0	0	0.75%	-14.2%
12/31/2021	1.29	1,187	1,528	1.25%	26.7%	12/31/2021	1.30	0	0	1.00%	27.0%	12/31/2021	1.31	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	-3.2%	12/31/2025	$1.41	0	$0	0.25%	-2.9%	12/31/2025	$1.44	0	$0	0.00%	-2.7%
12/31/2024	1.43	0	0	0.50%	6.4%	12/31/2024	1.46	0	0	0.25%	6.7%	12/31/2024	1.48	0	0	0.00%	7.0%
12/31/2023	1.35	0	0	0.50%	18.6%	12/31/2023	1.36	0	0	0.25%	18.9%	12/31/2023	1.38	0	0	0.00%	19.2%
12/31/2022	1.14	0	0	0.50%	-13.9%	12/31/2022	1.15	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.32	0	0	0.50%	27.6%	12/31/2021	1.33	0	0	0.25%	27.9%	12/31/2021	1.34	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.4%
2023	1.5%
2022	1.2%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund IS Class - 06-CHJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$310,088	$488,186	34,520
Receivables: investments sold	597
Payables: investments purchased	-
Net assets	$310,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,685	161,928	$1.92
Band 100	-	-	1.97
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.12
Band 0	-	-	2.18
Total	$310,685	161,928

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,308
Mortality & expense charges			(3,766)
Net investment income (loss)			14,542

Gain (loss) on investments:
Net realized gain (loss)			(1,537)
Realized gain distributions			187,641
Net change in unrealized appreciation (depreciation)			(131,575)
Net gain (loss)			54,529

Increase (decrease) in net assets from operations			$69,071

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,542	$(2,950)
Net realized gain (loss)		(1,537)	111,697
Realized gain distributions		187,641	24,714
Net change in unrealized appreciation (depreciation)		(131,575)	(82,672)

Increase (decrease) in net assets from operations		69,071	50,789

Contract owner transactions:
Proceeds from units sold		40,935	271,109
Cost of units redeemed		(75,688)	(1,174,065)
Account charges		(1,353)	(2,018)
Increase (decrease)		(36,106)	(904,974)
Net increase (decrease)		32,965	(854,185)
Net assets, beginning		277,720	1,131,905
Net assets, ending		$310,685	$277,720

Units sold		26,881	167,912
Units redeemed		(46,762)	(741,400)
Net increase (decrease)		(19,881)	(573,488)
Units outstanding, beginning		181,809	755,297
Units outstanding, ending		161,928	181,809

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,426,161
Cost of units redeemed/account charges			(5,538,622)
Net investment income (loss)			49,166
Net realized gain (loss)			203,107
Realized gain distributions			348,971
Net change in unrealized appreciation (depreciation)			(178,098)
Net assets			$310,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	162	$311	1.25%	25.6%	12/31/2025	$1.97	0	$0	1.00%	25.9%	12/31/2025	$2.02	0	$0	0.75%	26.2%
12/31/2024	1.53	182	278	1.25%	1.9%	12/31/2024	1.56	0	0	1.00%	2.2%	12/31/2024	1.60	0	0	0.75%	2.4%
12/31/2023	1.50	755	1,132	1.25%	13.2%	12/31/2023	1.53	0	0	1.00%	13.4%	12/31/2023	1.56	0	0	0.75%	13.7%
12/31/2022	1.32	833	1,103	1.25%	-23.3%	12/31/2022	1.35	0	0	1.00%	-23.1%	12/31/2022	1.37	0	0	0.75%	-23.0%
12/31/2021	1.73	386	667	1.25%	6.7%	12/31/2021	1.75	0	0	1.00%	7.0%	12/31/2021	1.78	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	0	$0	0.50%	26.5%	12/31/2025	$2.12	0	$0	0.25%	26.9%	12/31/2025	$2.18	0	$0	0.00%	27.2%
12/31/2024	1.64	0	0	0.50%	2.7%	12/31/2024	1.67	0	0	0.25%	3.0%	12/31/2024	1.71	0	0	0.00%	3.2%
12/31/2023	1.59	0	0	0.50%	14.0%	12/31/2023	1.63	0	0	0.25%	14.3%	12/31/2023	1.66	0	0	0.00%	14.6%
12/31/2022	1.40	0	0	0.50%	-22.8%	12/31/2022	1.42	0	0	0.25%	-22.6%	12/31/2022	1.45	0	0	0.00%	-22.4%
12/31/2021	1.81	0	0	0.50%	7.5%	12/31/2021	1.84	0	0	0.25%	7.8%	12/31/2021	1.86	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.2%
2024	1.6%
2023	1.5%
2022	1.1%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund A Class - 06-CHH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,232	$253,199	19,088
Receivables: investments sold	-
Payables: investments purchased	(354)
Net assets	$165,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,878	88,780	$1.87
Band 100	-	-	1.92
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.07
Band 0	-	-	2.12
Total	$165,878	88,780

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,563
Mortality & expense charges			(2,055)
Net investment income (loss)			7,508

Gain (loss) on investments:
Net realized gain (loss)			(21,663)
Realized gain distributions			102,063
Net change in unrealized appreciation (depreciation)			(47,494)
Net gain (loss)			32,906

Increase (decrease) in net assets from operations			$40,414

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,508	$6,973
Net realized gain (loss)		(21,663)	(174)
Realized gain distributions		102,063	24,327
Net change in unrealized appreciation (depreciation)		(47,494)	(26,826)

Increase (decrease) in net assets from operations		40,414	4,300

Contract owner transactions:
Proceeds from units sold		22,478	33,626
Cost of units redeemed		(166,667)	(21,046)
Account charges		(273)	(236)
Increase (decrease)		(144,462)	12,344
Net increase (decrease)		(104,048)	16,644
Net assets, beginning		269,926	253,282
Net assets, ending		$165,878	$269,926

Units sold		13,330	21,929
Units redeemed		(105,643)	(13,597)
Net increase (decrease)		(92,313)	8,332
Units outstanding, beginning		181,093	172,761
Units outstanding, ending		88,780	181,093

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$871,593
Cost of units redeemed/account charges			(815,895)
Net investment income (loss)			11,938
Net realized gain (loss)			(5,659)
Realized gain distributions			190,868
Net change in unrealized appreciation (depreciation)			(86,967)
Net assets			$165,878

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	89	$166	1.25%	25.4%	12/31/2025	$1.92	0	$0	1.00%	25.7%	12/31/2025	$1.97	0	$0	0.75%	26.0%
12/31/2024	1.49	181	270	1.25%	1.7%	12/31/2024	1.52	0	0	1.00%	1.9%	12/31/2024	1.56	0	0	0.75%	2.2%
12/31/2023	1.47	173	253	1.25%	12.9%	12/31/2023	1.50	0	0	1.00%	13.2%	12/31/2023	1.53	0	0	0.75%	13.4%
12/31/2022	1.30	176	229	1.25%	-23.6%	12/31/2022	1.32	0	0	1.00%	-23.4%	12/31/2022	1.35	0	0	0.75%	-23.2%
12/31/2021	1.70	285	485	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.75	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	26.3%	12/31/2025	$2.07	0	$0	0.25%	26.6%	12/31/2025	$2.12	0	$0	0.00%	26.9%
12/31/2024	1.60	0	0	0.50%	2.4%	12/31/2024	1.63	0	0	0.25%	2.7%	12/31/2024	1.67	0	0	0.00%	3.0%
12/31/2023	1.56	0	0	0.50%	13.7%	12/31/2023	1.59	0	0	0.25%	14.0%	12/31/2023	1.62	0	0	0.00%	14.3%
12/31/2022	1.37	0	0	0.50%	-23.0%	12/31/2022	1.39	0	0	0.25%	-22.8%	12/31/2022	1.42	0	0	0.00%	-22.6%
12/31/2021	1.78	0	0	0.50%	7.3%	12/31/2021	1.81	0	0	0.25%	7.5%	12/31/2021	1.83	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.0%
2023	1.3%
2022	0.4%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Herm Total Return Bond R6 Class - 06-6GY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$624,437	$617,214	65,190
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$624,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$624,523	535,898	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$624,523	535,898

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$90,086
Mortality & expense charges			(24,648)
Net investment income (loss)			65,438

Gain (loss) on investments:
Net realized gain (loss)			9,514
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			53,048
Net gain (loss)			62,562

Increase (decrease) in net assets from operations			$128,000

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65,438	$63,573
Net realized gain (loss)		9,514	(10,835)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		53,048	(41,010)

Increase (decrease) in net assets from operations		128,000	11,728

Contract owner transactions:
Proceeds from units sold		774,216	816,000
Cost of units redeemed		(2,510,928)	(667,947)
Account charges		(8,834)	(10,222)
Increase (decrease)		(1,745,546)	137,831
Net increase (decrease)		(1,617,546)	149,559
Net assets, beginning		2,242,069	2,092,510
Net assets, ending		$624,523	$2,242,069

Units sold		687,799	747,404
Units redeemed		(2,190,889)	(623,668)
Net increase (decrease)		(1,503,090)	123,736
Units outstanding, beginning		2,038,988	1,915,252
Units outstanding, ending		535,898	2,038,988

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,031,575
Cost of units redeemed/account charges			(4,577,499)
Net investment income (loss)			166,117
Net realized gain (loss)			(2,893)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,223
Net assets			$624,523

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	536	$625	1.25%	6.0%	12/31/2025	$1.18	0	$0	1.00%	6.2%	12/31/2025	$1.19	0	$0	0.75%	6.5%
12/31/2024	1.10	2,039	2,242	1.25%	0.6%	12/31/2024	1.11	0	0	1.00%	0.9%	12/31/2024	1.11	0	0	0.75%	1.2%
12/31/2023	1.09	1,915	2,093	1.25%	3.9%	12/31/2023	1.10	0	0	1.00%	4.1%	12/31/2023	1.10	0	0	0.75%	4.4%
12/31/2022	1.05	2	2	1.25%	5.2%	12/31/2022	1.05	0	0	1.00%	5.3%	12/31/2022	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	6.8%	12/31/2025	$1.21	0	$0	0.25%	7.0%	12/31/2025	$1.22	0	$0	0.00%	7.3%
12/31/2024	1.12	0	0	0.50%	1.4%	12/31/2024	1.13	0	0	0.25%	1.7%	12/31/2024	1.13	0	0	0.00%	1.9%
12/31/2023	1.10	0	0	0.50%	4.6%	12/31/2023	1.11	0	0	0.25%	4.9%	12/31/2023	1.11	0	0	0.00%	5.2%
12/31/2022	1.06	0	0	0.50%	5.6%	12/31/2022	1.06	0	0	0.25%	5.7%	12/31/2022	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.3%
2024	4.1%
2023	5.2%
2022	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Value II R6 Ret Class - 06-6M7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,073	$42,319	3,627
Receivables: investments sold	-
Payables: investments purchased	(605)
Net assets	$41,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,468	34,004	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$41,468	34,004

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$549
Mortality & expense charges			(440)
Net investment income (loss)			109

Gain (loss) on investments:
Net realized gain (loss)			24
Realized gain distributions			2,932
Net change in unrealized appreciation (depreciation)			(246)
Net gain (loss)			2,710

Increase (decrease) in net assets from operations			$2,819

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109	$-
Net realized gain (loss)		24	-
Realized gain distributions		2,932	-
Net change in unrealized appreciation (depreciation)		(246)	-

Increase (decrease) in net assets from operations		2,819	-

Contract owner transactions:
Proceeds from units sold		39,964	116
Cost of units redeemed		(1,410)	-
Account charges		(16)	(5)
Increase (decrease)		38,538	111
Net increase (decrease)		41,357	111
Net assets, beginning		111	-
Net assets, ending		$41,468	$111

Units sold		35,096	101
Units redeemed		(1,189)	(4)
Net increase (decrease)		33,907	97
Units outstanding, beginning		97	-
Units outstanding, ending		34,004	97

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$40,080
Cost of units redeemed/account charges			(1,431)
Net investment income (loss)			109
Net realized gain (loss)			24
Realized gain distributions			2,932
Net change in unrealized appreciation (depreciation)			(246)
Net assets			$41,468

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	34	$41	1.25%	6.9%	12/31/2025	$1.23	0	$0	1.00%	7.1%	12/31/2025	$1.24	0	$0	0.75%	7.4%
12/31/2024	1.14	0	0	1.25%	3.7%	12/31/2024	1.15	0	0	1.00%	4.0%	12/31/2024	1.15	0	0	0.75%	4.2%
12/31/2023	1.10	0	0	1.25%	10.0%	12/31/2023	1.10	0	0	1.00%	10.3%	12/31/2023	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	7.7%	12/31/2025	$1.26	0	$0	0.25%	8.0%	12/31/2025	$1.26	0	$0	0.00%	8.2%
12/31/2024	1.16	0	0	0.50%	4.5%	12/31/2024	1.16	0	0	0.25%	4.8%	12/31/2024	1.17	0	0	0.00%	5.0%
12/31/2023	1.11	0	0	0.50%	10.8%	12/31/2023	1.11	0	0	0.25%	11.0%	12/31/2023	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,037,051	$1,088,490	41,148
Receivables: investments sold	11,833
Payables: investments purchased	-
Net assets	$1,048,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$702,671	410,274	$1.71
Band 100	346,213	197,759	1.75
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$1,048,884	608,033

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,368
Mortality & expense charges			(13,855)
Net investment income (loss)			(5,487)

Gain (loss) on investments:
Net realized gain (loss)			(40,707)
Realized gain distributions			86,366
Net change in unrealized appreciation (depreciation)			(25,533)
Net gain (loss)			20,126

Increase (decrease) in net assets from operations			$14,639

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,487)	$(6,730)
Net realized gain (loss)		(40,707)	7,368
Realized gain distributions		86,366	116,478
Net change in unrealized appreciation (depreciation)		(25,533)	(6,634)

Increase (decrease) in net assets from operations		14,639	110,482

Contract owner transactions:
Proceeds from units sold		237,969	405,087
Cost of units redeemed		(635,499)	(540,152)
Account charges		(128)	(571)
Increase (decrease)		(397,658)	(135,636)
Net increase (decrease)		(383,019)	(25,154)
Net assets, beginning		1,431,903	1,457,057
Net assets, ending		$1,048,884	$1,431,903

Units sold		147,950	255,697
Units redeemed		(406,067)	(330,312)
Net increase (decrease)		(258,117)	(74,615)
Units outstanding, beginning		866,150	940,765
Units outstanding, ending		608,033	866,150

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,151,364
Cost of units redeemed/account charges			(4,860,630)
Net investment income (loss)			(55,197)
Net realized gain (loss)			175,029
Realized gain distributions			689,757
Net change in unrealized appreciation (depreciation)			(51,439)
Net assets			$1,048,884

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	410	$703	1.25%	4.0%	12/31/2025	$1.75	198	$346	1.00%	4.3%	12/31/2025	$1.79	0	$0	0.75%	4.5%
12/31/2024	1.65	690	1,137	1.25%	6.5%	12/31/2024	1.68	176	295	1.00%	6.8%	12/31/2024	1.71	0	0	0.75%	7.1%
12/31/2023	1.55	826	1,277	1.25%	13.8%	12/31/2023	1.57	114	180	1.00%	14.1%	12/31/2023	1.60	0	0	0.75%	14.4%
12/31/2022	1.36	825	1,121	1.25%	-17.8%	12/31/2022	1.38	92	127	1.00%	-17.6%	12/31/2022	1.40	0	0	0.75%	-17.4%
12/31/2021	1.65	1,103	1,822	1.25%	24.0%	12/31/2021	1.67	77	128	1.00%	24.3%	12/31/2021	1.69	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	4.8%	12/31/2025	$1.87	0	$0	0.25%	5.1%	12/31/2025	$1.91	0	$0	0.00%	5.3%
12/31/2024	1.75	0	0	0.50%	7.3%	12/31/2024	1.78	0	0	0.25%	7.6%	12/31/2024	1.81	0	0	0.00%	7.9%
12/31/2023	1.63	0	1	0.50%	14.6%	12/31/2023	1.65	0	0	0.25%	14.9%	12/31/2023	1.68	0	0	0.00%	15.2%
12/31/2022	1.42	0	1	0.50%	-17.1%	12/31/2022	1.44	0	0	0.25%	-16.9%	12/31/2022	1.46	0	0	0.00%	-16.7%
12/31/2021	1.71	0	1	0.50%	24.9%	12/31/2021	1.73	0	0	0.25%	25.2%	12/31/2021	1.75	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.9%
2023	1.0%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Global Real Estate Securities Fund R6 Class - 06-3JP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,283	$154,673	15,873
Receivables: investments sold	1,472
Payables: investments purchased	-
Net assets	$151,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,755	136,489	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$151,755	136,489

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,977
Mortality & expense charges			(1,906)
Net investment income (loss)			2,071

Gain (loss) on investments:
Net realized gain (loss)			(1,277)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,483
Net gain (loss)			7,206

Increase (decrease) in net assets from operations			$9,277

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,071	$1,942
Net realized gain (loss)		(1,277)	(2,300)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,483	(303)

Increase (decrease) in net assets from operations		9,277	(661)

Contract owner transactions:
Proceeds from units sold		28,751	46,809
Cost of units redeemed		(34,231)	(25,660)
Account charges		(60)	(104)
Increase (decrease)		(5,540)	21,045
Net increase (decrease)		3,737	20,384
Net assets, beginning		148,018	127,634
Net assets, ending		$151,755	$148,018

Units sold		26,316	45,063
Units redeemed		(31,301)	(24,950)
Net increase (decrease)		(4,985)	20,113
Units outstanding, beginning		141,474	121,361
Units outstanding, ending		136,489	141,474

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$385,945
Cost of units redeemed/account charges			(226,526)
Net investment income (loss)			7,440
Net realized gain (loss)			(11,050)
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(4,390)
Net assets			$151,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	136	$152	1.25%	6.3%	12/31/2025	$1.13	0	$0	1.00%	6.5%	12/31/2025	$1.15	0	$0	0.75%	6.8%
12/31/2024	1.05	141	148	1.25%	-0.5%	12/31/2024	1.06	0	0	1.00%	-0.3%	12/31/2024	1.08	0	0	0.75%	0.0%
12/31/2023	1.05	121	128	1.25%	9.5%	12/31/2023	1.07	0	0	1.00%	9.8%	12/31/2023	1.08	0	0	0.75%	10.1%
12/31/2022	0.96	82	79	1.25%	-27.6%	12/31/2022	0.97	0	0	1.00%	-27.5%	12/31/2022	0.98	0	0	0.75%	-27.3%
12/31/2021	1.33	75	100	1.25%	22.0%	12/31/2021	1.34	0	0	1.00%	22.3%	12/31/2021	1.35	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	7.1%	12/31/2025	$1.20	0	$0	0.25%	7.3%	12/31/2025	$1.22	0	$0	0.00%	7.6%
12/31/2024	1.10	0	0	0.50%	0.2%	12/31/2024	1.11	0	0	0.25%	0.5%	12/31/2024	1.13	0	0	0.00%	0.7%
12/31/2023	1.09	0	0	0.50%	10.4%	12/31/2023	1.11	0	0	0.25%	10.6%	12/31/2023	1.12	0	0	0.00%	10.9%
12/31/2022	0.99	0	0	0.50%	-27.1%	12/31/2022	1.00	0	0	0.25%	-26.9%	12/31/2022	1.01	0	0	0.00%	-26.7%
12/31/2021	1.36	0	0	0.50%	22.9%	12/31/2021	1.37	0	0	0.25%	23.2%	12/31/2021	1.38	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.7%
2023	3.3%
2022	1.0%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Core Fixed Inc R6 Class - 06-3JJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,647	$3,626	317
Receivables: investments sold	-
Payables: investments purchased	(877)
Net assets	$2,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,770	2,583	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$2,770	2,583

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,412
Mortality & expense charges			(472)
Net investment income (loss)			940

Gain (loss) on investments:
Net realized gain (loss)			(553)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,979
Net gain (loss)			1,426

Increase (decrease) in net assets from operations			$2,366

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$940	$2,040
Net realized gain (loss)		(553)	(54,634)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,979	48,146

Increase (decrease) in net assets from operations		2,366	(4,448)

Contract owner transactions:
Proceeds from units sold		9,359	11,742
Cost of units redeemed		(46,543)	(658,121)
Account charges		(186)	(359)
Increase (decrease)		(37,370)	(646,738)
Net increase (decrease)		(35,004)	(651,186)
Net assets, beginning		37,774	688,960
Net assets, ending		$2,770	$37,774

Units sold		8,997	11,687
Units redeemed		(43,683)	(656,388)
Net increase (decrease)		(34,686)	(644,701)
Units outstanding, beginning		37,269	681,970
Units outstanding, ending		2,583	37,269

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,088,417
Cost of units redeemed/account charges			(3,219,674)
Net investment income (loss)			86,632
Net realized gain (loss)			47,374
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21
Net assets			$2,770

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	3	$3	1.25%	5.8%	12/31/2025	$1.09	0	$0	1.00%	6.1%	12/31/2025	$1.11	0	$0	0.75%	6.3%
12/31/2024	1.01	37	38	1.25%	0.3%	12/31/2024	1.03	0	0	1.00%	0.6%	12/31/2024	1.05	0	0	0.75%	0.8%
12/31/2023	1.01	682	689	1.25%	4.5%	12/31/2023	1.02	0	0	1.00%	4.8%	12/31/2023	1.04	0	0	0.75%	5.1%
12/31/2022	0.97	671	648	1.25%	-13.7%	12/31/2022	0.98	0	0	1.00%	-13.5%	12/31/2022	0.99	0	0	0.75%	-13.3%
12/31/2021	1.12	674	755	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.7%	12/31/2021	1.14	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.6%	12/31/2025	$1.15	0	$0	0.25%	6.9%	12/31/2025	$1.17	0	$0	0.00%	7.1%
12/31/2024	1.06	0	0	0.50%	1.1%	12/31/2024	1.08	0	0	0.25%	1.3%	12/31/2024	1.10	0	0	0.00%	1.6%
12/31/2023	1.05	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	1.00	0	0	0.50%	-13.1%	12/31/2022	1.01	0	0	0.25%	-12.9%	12/31/2022	1.02	0	0	0.00%	-12.7%
12/31/2021	1.15	0	0	0.50%	-2.2%	12/31/2021	1.16	0	0	0.25%	-2.0%	12/31/2021	1.17	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.0%
2024	0.9%
2023	3.3%
2022	2.7%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal LargeCap Growth Fund R6 Class - 06-3JH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,298	$198,524	11,805
Receivables: investments sold	1,010
Payables: investments purchased	-
Net assets	$190,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,308	83,215	$2.29
Band 100	-	-	2.33
Band 75	-	-	2.37
Band 50	-	-	2.42
Band 25	-	-	2.46
Band 0	-	-	2.50
Total	$190,308	83,215

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,098)
Net investment income (loss)			(2,098)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			23,670
Net change in unrealized appreciation (depreciation)			(6,018)
Net gain (loss)			17,641

Increase (decrease) in net assets from operations			$15,543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,098)	$(1,586)
Net realized gain (loss)		(11)	77,832
Realized gain distributions		23,670	16,497
Net change in unrealized appreciation (depreciation)		(6,018)	(39,671)

Increase (decrease) in net assets from operations		15,543	53,072

Contract owner transactions:
Proceeds from units sold		107,789	15,635
Cost of units redeemed		(1,069)	(742,142)
Account charges		(386)	(379)
Increase (decrease)		106,334	(726,886)
Net increase (decrease)		121,877	(673,814)
Net assets, beginning		68,431	742,245
Net assets, ending		$190,308	$68,431

Units sold		50,928	8,641
Units redeemed		(656)	(417,203)
Net increase (decrease)		50,272	(408,562)
Units outstanding, beginning		32,943	441,505
Units outstanding, ending		83,215	32,943

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,181,227
Cost of units redeemed/account charges			(2,451,427)
Net investment income (loss)			(43,831)
Net realized gain (loss)			143,269
Realized gain distributions			370,296
Net change in unrealized appreciation (depreciation)			(9,226)
Net assets			$190,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	83	$190	1.25%	10.1%	12/31/2025	$2.33	0	$0	1.00%	10.4%	12/31/2025	$2.37	0	$0	0.75%	10.6%
12/31/2024	2.08	33	68	1.25%	23.6%	12/31/2024	2.11	0	0	1.00%	23.9%	12/31/2024	2.14	0	0	0.75%	24.2%
12/31/2023	1.68	442	742	1.25%	38.9%	12/31/2023	1.70	0	0	1.00%	39.2%	12/31/2023	1.73	0	0	0.75%	39.6%
12/31/2022	1.21	426	516	1.25%	-34.8%	12/31/2022	1.22	0	0	1.00%	-34.6%	12/31/2022	1.24	0	0	0.75%	-34.5%
12/31/2021	1.86	421	781	1.25%	20.3%	12/31/2021	1.87	0	0	1.00%	20.6%	12/31/2021	1.89	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	0	$0	0.50%	10.9%	12/31/2025	$2.46	0	$0	0.25%	11.2%	12/31/2025	$2.50	0	$0	0.00%	11.5%
12/31/2024	2.18	0	0	0.50%	24.5%	12/31/2024	2.21	0	0	0.25%	24.8%	12/31/2024	2.25	0	0	0.00%	25.1%
12/31/2023	1.75	0	0	0.50%	39.9%	12/31/2023	1.77	0	0	0.25%	40.2%	12/31/2023	1.80	0	0	0.00%	40.6%
12/31/2022	1.25	0	0	0.50%	-34.3%	12/31/2022	1.26	0	0	0.25%	-34.2%	12/31/2022	1.28	0	0	0.00%	-34.0%
12/31/2021	1.90	0	0	0.50%	21.2%	12/31/2021	1.92	0	0	0.25%	21.5%	12/31/2021	1.93	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Real Estate Securities Fund R6 Class - 06-3CP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$326,258	$334,902	12,030
Receivables: investments sold	7,237
Payables: investments purchased	-
Net assets	$333,495

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$333,495	235,518	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$333,495	235,518

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,244
Mortality & expense charges			(4,425)
Net investment income (loss)			4,819

Gain (loss) on investments:
Net realized gain (loss)			886
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,164)
Net gain (loss)			(3,278)

Increase (decrease) in net assets from operations			$1,541

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,819	$3,983
Net realized gain (loss)		886	906
Realized gain distributions		-	5,618
Net change in unrealized appreciation (depreciation)		(4,164)	(8,102)

Increase (decrease) in net assets from operations		1,541	2,405

Contract owner transactions:
Proceeds from units sold		73,461	171,980
Cost of units redeemed		(99,456)	(24,752)
Account charges		(430)	(412)
Increase (decrease)		(26,425)	146,816
Net increase (decrease)		(24,884)	149,221
Net assets, beginning		358,379	209,158
Net assets, ending		$333,495	$358,379

Units sold		53,143	117,241
Units redeemed		(70,706)	(18,057)
Net increase (decrease)		(17,563)	99,184
Units outstanding, beginning		253,081	153,897
Units outstanding, ending		235,518	253,081

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$516,928
Cost of units redeemed/account charges			(202,733)
Net investment income (loss)			16,120
Net realized gain (loss)			(1,151)
Realized gain distributions			12,975
Net change in unrealized appreciation (depreciation)			(8,644)
Net assets			$333,495

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	236	$333	1.25%	0.0%	12/31/2025	$1.44	0	$0	1.00%	0.2%	12/31/2025	$1.47	0	$0	0.75%	0.5%
12/31/2024	1.42	253	358	1.25%	4.2%	12/31/2024	1.44	0	0	1.00%	4.5%	12/31/2024	1.46	0	0	0.75%	4.7%
12/31/2023	1.36	154	209	1.25%	12.0%	12/31/2023	1.38	0	0	1.00%	12.3%	12/31/2023	1.40	0	0	0.75%	12.5%
12/31/2022	1.21	146	177	1.25%	-26.1%	12/31/2022	1.23	0	0	1.00%	-25.9%	12/31/2022	1.24	0	0	0.75%	-25.7%
12/31/2021	1.64	147	242	1.25%	38.0%	12/31/2021	1.65	0	0	1.00%	38.3%	12/31/2021	1.67	0	0	0.75%	38.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	0.7%	12/31/2025	$1.52	0	$0	0.25%	1.0%	12/31/2025	$1.55	0	$0	0.00%	1.3%
12/31/2024	1.48	0	0	0.50%	5.0%	12/31/2024	1.51	0	0	0.25%	5.2%	12/31/2024	1.53	0	0	0.00%	5.5%
12/31/2023	1.41	0	0	0.50%	12.8%	12/31/2023	1.43	0	0	0.25%	13.1%	12/31/2023	1.45	0	0	0.00%	13.4%
12/31/2022	1.25	0	0	0.50%	-25.5%	12/31/2022	1.27	0	0	0.25%	-25.3%	12/31/2022	1.28	0	0	0.00%	-25.1%
12/31/2021	1.68	0	0	0.50%	39.0%	12/31/2021	1.70	0	0	0.25%	39.4%	12/31/2021	1.71	0	0	0.00%	39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.5%
2023	2.8%
2022	2.2%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$797,633	$824,669	37,160
Receivables: investments sold	4,663
Payables: investments purchased	-
Net assets	$802,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$802,296	431,577	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$802,296	431,577

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,575
Mortality & expense charges			(9,760)
Net investment income (loss)			815

Gain (loss) on investments:
Net realized gain (loss)			(19,080)
Realized gain distributions			56,251
Net change in unrealized appreciation (depreciation)			9,622
Net gain (loss)			46,793

Increase (decrease) in net assets from operations			$47,608

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$815	$1,555
Net realized gain (loss)		(19,080)	(58)
Realized gain distributions		56,251	57,098
Net change in unrealized appreciation (depreciation)		9,622	(2,359)

Increase (decrease) in net assets from operations		47,608	56,236

Contract owner transactions:
Proceeds from units sold		466,736	96,791
Cost of units redeemed		(229,543)	(93,792)
Account charges		(146)	(29)
Increase (decrease)		237,047	2,970
Net increase (decrease)		284,655	59,206
Net assets, beginning		517,641	458,435
Net assets, ending		$802,296	$517,641

Units sold		268,849	57,572
Units redeemed		(132,360)	(55,905)
Net increase (decrease)		136,489	1,667
Units outstanding, beginning		295,088	293,421
Units outstanding, ending		431,577	295,088

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,104,418
Cost of units redeemed/account charges			(413,037)
Net investment income (loss)			8,039
Net realized gain (loss)			(35,259)
Realized gain distributions			165,171
Net change in unrealized appreciation (depreciation)			(27,036)
Net assets			$802,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	432	$802	1.25%	6.0%	12/31/2025	$1.89	0	$0	1.00%	6.2%	12/31/2025	$1.92	0	$0	0.75%	6.5%
12/31/2024	1.75	295	518	1.25%	12.3%	12/31/2024	1.78	0	0	1.00%	12.6%	12/31/2024	1.81	0	0	0.75%	12.8%
12/31/2023	1.56	293	458	1.25%	14.9%	12/31/2023	1.58	0	0	1.00%	15.2%	12/31/2023	1.60	0	0	0.75%	15.5%
12/31/2022	1.36	270	367	1.25%	-14.3%	12/31/2022	1.37	0	0	1.00%	-14.1%	12/31/2022	1.39	0	0	0.75%	-13.9%
12/31/2021	1.59	195	309	1.25%	22.9%	12/31/2021	1.60	0	0	1.00%	23.2%	12/31/2021	1.61	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	6.8%	12/31/2025	$1.99	0	$0	0.25%	7.0%	12/31/2025	$2.03	0	$0	0.00%	7.3%
12/31/2024	1.83	0	0	0.50%	13.1%	12/31/2024	1.86	0	0	0.25%	13.4%	12/31/2024	1.89	0	0	0.00%	13.7%
12/31/2023	1.62	0	0	0.50%	15.8%	12/31/2023	1.64	0	0	0.25%	16.0%	12/31/2023	1.66	0	0	0.00%	16.3%
12/31/2022	1.40	0	0	0.50%	-13.6%	12/31/2022	1.41	0	0	0.25%	-13.4%	12/31/2022	1.43	0	0	0.00%	-13.2%
12/31/2021	1.62	0	0	0.50%	23.9%	12/31/2021	1.63	0	0	0.25%	24.2%	12/31/2021	1.65	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.6%
2023	1.5%
2022	1.6%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Growth Fund I R6 Class - 06-3RP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,029	$484,289	31,850
Receivables: investments sold	-
Payables: investments purchased	(1,535)
Net assets	$490,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$490,494	268,840	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	1.99
Total	$490,494	268,840

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,869)
Net investment income (loss)			(6,869)

Gain (loss) on investments:
Net realized gain (loss)			2,420
Realized gain distributions			41,217
Net change in unrealized appreciation (depreciation)			20,922
Net gain (loss)			64,559

Increase (decrease) in net assets from operations			$57,690

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,869)	$(1,538)
Net realized gain (loss)		2,420	(466)
Realized gain distributions		41,217	20,321
Net change in unrealized appreciation (depreciation)		20,922	13,267

Increase (decrease) in net assets from operations		57,690	31,584

Contract owner transactions:
Proceeds from units sold		350,883	33,926
Cost of units redeemed		(210,567)	(13,647)
Account charges		(375)	(291)
Increase (decrease)		139,941	19,988
Net increase (decrease)		197,631	51,572
Net assets, beginning		292,863	241,291
Net assets, ending		$490,494	$292,863

Units sold		212,332	21,978
Units redeemed		(122,362)	(8,848)
Net increase (decrease)		89,970	13,130
Units outstanding, beginning		178,870	165,740
Units outstanding, ending		268,840	178,870

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$864,876
Cost of units redeemed/account charges			(426,164)
Net investment income (loss)			(17,166)
Net realized gain (loss)			(34,742)
Realized gain distributions			95,950
Net change in unrealized appreciation (depreciation)			7,740
Net assets			$490,494

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	269	$490	1.25%	11.4%	12/31/2025	$1.86	0	$0	1.00%	11.7%	12/31/2025	$1.89	0	$0	0.75%	12.0%
12/31/2024	1.64	179	293	1.25%	12.5%	12/31/2024	1.66	0	0	1.00%	12.7%	12/31/2024	1.69	0	0	0.75%	13.0%
12/31/2023	1.46	166	241	1.25%	15.2%	12/31/2023	1.47	0	0	1.00%	15.5%	12/31/2023	1.49	0	0	0.75%	15.8%
12/31/2022	1.26	151	191	1.25%	-29.4%	12/31/2022	1.28	0	0	1.00%	-29.2%	12/31/2022	1.29	0	0	0.75%	-29.0%
12/31/2021	1.79	140	250	1.25%	5.9%	12/31/2021	1.80	0	0	1.00%	6.2%	12/31/2021	1.82	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	12.3%	12/31/2025	$1.96	0	$0	0.25%	12.6%	12/31/2025	$1.99	0	$0	0.00%	12.8%
12/31/2024	1.71	0	0	0.50%	13.3%	12/31/2024	1.74	0	0	0.25%	13.6%	12/31/2024	1.76	0	0	0.00%	13.9%
12/31/2023	1.51	0	0	0.50%	16.1%	12/31/2023	1.53	0	0	0.25%	16.4%	12/31/2023	1.55	0	0	0.00%	16.7%
12/31/2022	1.30	0	0	0.50%	-28.8%	12/31/2022	1.31	0	0	0.25%	-28.7%	12/31/2022	1.33	0	0	0.00%	-28.5%
12/31/2021	1.83	0	0	0.50%	6.7%	12/31/2021	1.84	0	0	0.25%	7.0%	12/31/2021	1.86	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.7%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Bond Market Index Fund R3 Class - 06-FHX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,469	$50,524	6,072
Receivables: investments sold	178
Payables: investments purchased	-
Net assets	$50,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,647	51,068	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$50,647	51,068

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,707
Mortality & expense charges			(748)
Net investment income (loss)			959

Gain (loss) on investments:
Net realized gain (loss)			(586)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,342
Net gain (loss)			1,756

Increase (decrease) in net assets from operations			$2,715

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$959	$2,075
Net realized gain (loss)		(586)	(4,709)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,342	461

Increase (decrease) in net assets from operations		2,715	(2,173)

Contract owner transactions:
Proceeds from units sold		10,209	239,504
Cost of units redeemed		(74,677)	(179,447)
Account charges		(17)	(11)
Increase (decrease)		(64,485)	60,046
Net increase (decrease)		(61,770)	57,873
Net assets, beginning		112,417	54,544
Net assets, ending		$50,647	$112,417

Units sold		10,597	254,648
Units redeemed		(78,688)	(192,934)
Net increase (decrease)		(68,091)	61,714
Units outstanding, beginning		119,159	57,445
Units outstanding, ending		51,068	119,159

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$412,580
Cost of units redeemed/account charges			(356,584)
Net investment income (loss)			6,802
Net realized gain (loss)			(17,561)
Realized gain distributions			5,465
Net change in unrealized appreciation (depreciation)			(55)
Net assets			$50,647

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	51	$51	1.25%	5.1%	12/31/2025	$1.01	0	$0	1.00%	5.4%	12/31/2025	$1.04	0	$0	0.75%	5.7%
12/31/2024	0.94	119	112	1.25%	-0.6%	12/31/2024	0.96	0	0	1.00%	-0.4%	12/31/2024	0.98	0	0	0.75%	-0.1%
12/31/2023	0.95	57	55	1.25%	3.6%	12/31/2023	0.97	0	0	1.00%	3.9%	12/31/2023	0.98	0	0	0.75%	4.2%
12/31/2022	0.92	46	42	1.25%	-14.7%	12/31/2022	0.93	0	0	1.00%	-14.5%	12/31/2022	0.94	0	0	0.75%	-14.3%
12/31/2021	1.07	53	57	1.25%	-3.5%	12/31/2021	1.09	0	0	1.00%	-3.3%	12/31/2021	1.10	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.9%	12/31/2025	$1.08	0	$0	0.25%	6.2%	12/31/2025	$1.11	0	$0	0.00%	6.4%
12/31/2024	1.00	0	0	0.50%	0.1%	12/31/2024	1.02	0	0	0.25%	0.4%	12/31/2024	1.04	0	0	0.00%	0.6%
12/31/2023	1.00	0	0	0.50%	4.4%	12/31/2023	1.02	0	0	0.25%	4.7%	12/31/2023	1.03	0	0	0.00%	4.9%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.98	0	0	0.00%	-13.7%
12/31/2021	1.11	0	0	0.50%	-2.8%	12/31/2021	1.13	0	0	0.25%	-2.5%	12/31/2021	1.14	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	4.0%
2023	3.8%
2022	0.9%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Blue Chip R6 Class - 06-4XN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	1.25%	7.9%	12/31/2025	$1.35	0	$0	1.00%	8.1%	12/31/2025	$1.36	0	$0	0.75%	8.4%
12/31/2024	1.23	0	0	1.25%	20.1%	12/31/2024	1.25	0	0	1.00%	20.4%	12/31/2024	1.26	0	0	0.75%	20.7%
12/31/2023	1.03	0	0	1.25%	38.2%	12/31/2023	1.03	0	0	1.00%	38.6%	12/31/2023	1.04	0	0	0.75%	38.9%
12/31/2022	0.74	0	0	1.25%	-31.5%	12/31/2022	0.75	0	0	1.00%	-31.4%	12/31/2022	0.75	0	0	0.75%	-31.2%
12/31/2021	1.09	0	0	1.25%	8.6%	12/31/2021	1.09	0	0	1.00%	8.7%	12/31/2021	1.09	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	0	$0	0.50%	8.7%	12/31/2025	$1.39	0	$0	0.25%	9.0%	12/31/2025	$1.41	0	$0	0.00%	9.2%
12/31/2024	1.27	0	0	0.50%	21.0%	12/31/2024	1.28	0	0	0.25%	21.3%	12/31/2024	1.29	0	0	0.00%	21.6%
12/31/2023	1.05	0	0	0.50%	39.3%	12/31/2023	1.05	0	0	0.25%	39.6%	12/31/2023	1.06	0	0	0.00%	40.0%
12/31/2022	0.75	0	0	0.50%	-31.0%	12/31/2022	0.75	0	0	0.25%	-30.9%	12/31/2022	0.76	0	0	0.00%	-30.7%
12/31/2021	1.09	0	0	0.50%	9.0%	12/31/2021	1.09	0	0	0.25%	9.2%	12/31/2021	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Small Cap S&P 500 Index R6 Class - 06-4TV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,488	$339,251	13,011
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$319,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,696	291,084	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$319,696	291,084

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,413
Mortality & expense charges			(3,815)
Net investment income (loss)			598

Gain (loss) on investments:
Net realized gain (loss)			(2,004)
Realized gain distributions			27,349
Net change in unrealized appreciation (depreciation)			(12,084)
Net gain (loss)			13,261

Increase (decrease) in net assets from operations			$13,859

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$598	$175
Net realized gain (loss)		(2,004)	1,090
Realized gain distributions		27,349	12,640
Net change in unrealized appreciation (depreciation)		(12,084)	(968)

Increase (decrease) in net assets from operations		13,859	12,937

Contract owner transactions:
Proceeds from units sold		179,782	23,487
Cost of units redeemed		(51,009)	(23,490)
Account charges		(46)	(54)
Increase (decrease)		128,727	(57)
Net increase (decrease)		142,586	12,880
Net assets, beginning		177,110	164,230
Net assets, ending		$319,696	$177,110

Units sold		170,968	23,160
Units redeemed		(48,560)	(22,081)
Net increase (decrease)		122,408	1,079
Units outstanding, beginning		168,676	167,597
Units outstanding, ending		291,084	168,676

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$506,134
Cost of units redeemed/account charges			(220,413)
Net investment income (loss)			2,783
Net realized gain (loss)			(10,622)
Realized gain distributions			61,577
Net change in unrealized appreciation (depreciation)			(19,763)
Net assets			$319,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	291	$320	1.25%	4.6%	12/31/2025	$1.11	0	$0	1.00%	4.9%	12/31/2025	$1.12	0	$0	0.75%	5.1%
12/31/2024	1.05	169	177	1.25%	7.2%	12/31/2024	1.06	0	0	1.00%	7.4%	12/31/2024	1.07	0	0	0.75%	7.7%
12/31/2023	0.98	168	164	1.25%	14.4%	12/31/2023	0.99	0	0	1.00%	14.7%	12/31/2023	0.99	0	0	0.75%	15.0%
12/31/2022	0.86	143	123	1.25%	-17.3%	12/31/2022	0.86	0	0	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.9%
12/31/2021	1.04	80	83	1.25%	3.6%	12/31/2021	1.04	0	0	1.00%	3.8%	12/31/2021	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	5.4%	12/31/2025	$1.15	0	$0	0.25%	5.7%	12/31/2025	$1.17	0	$0	0.00%	5.9%
12/31/2024	1.08	0	0	0.50%	8.0%	12/31/2024	1.09	0	0	0.25%	8.2%	12/31/2024	1.10	0	0	0.00%	8.5%
12/31/2023	1.00	0	0	0.50%	15.3%	12/31/2023	1.01	0	0	0.25%	15.6%	12/31/2023	1.01	0	0	0.00%	15.9%
12/31/2022	0.87	0	0	0.50%	-16.7%	12/31/2022	0.87	0	0	0.25%	-16.5%	12/31/2022	0.88	0	0	0.00%	-16.3%
12/31/2021	1.04	0	0	0.50%	4.2%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.4%
2023	1.7%
2022	1.7%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal International Equity Index Fund R3 Class - 06-CVG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,555	$288,892	25,532
Receivables: investments sold	172
Payables: investments purchased	-
Net assets	$346,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346,727	202,845	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$346,727	202,845

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,326
Mortality & expense charges			(5,032)
Net investment income (loss)			2,294

Gain (loss) on investments:
Net realized gain (loss)			30,184
Realized gain distributions			3,285
Net change in unrealized appreciation (depreciation)			67,687
Net gain (loss)			101,156

Increase (decrease) in net assets from operations			$103,450

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,294	$5,654
Net realized gain (loss)		30,184	14,681
Realized gain distributions		3,285	4,336
Net change in unrealized appreciation (depreciation)		67,687	(19,479)

Increase (decrease) in net assets from operations		103,450	5,192

Contract owner transactions:
Proceeds from units sold		64,862	201,926
Cost of units redeemed		(210,798)	(267,049)
Account charges		(33)	(8)
Increase (decrease)		(145,969)	(65,131)
Net increase (decrease)		(42,519)	(59,939)
Net assets, beginning		389,246	449,185
Net assets, ending		$346,727	$389,246

Units sold		43,289	148,048
Units redeemed		(133,764)	(198,815)
Net increase (decrease)		(90,475)	(50,767)
Units outstanding, beginning		293,320	344,087
Units outstanding, ending		202,845	293,320

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$839,903
Cost of units redeemed/account charges			(652,480)
Net investment income (loss)			30,723
Net realized gain (loss)			48,696
Realized gain distributions			22,222
Net change in unrealized appreciation (depreciation)			57,663
Net assets			$346,727

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	203	$347	1.25%	28.8%	12/31/2025	$1.75	0	$0	1.00%	29.1%	12/31/2025	$1.79	0	$0	0.75%	29.5%
12/31/2024	1.33	293	389	1.25%	1.7%	12/31/2024	1.35	0	0	1.00%	1.9%	12/31/2024	1.38	0	0	0.75%	2.2%
12/31/2023	1.31	344	449	1.25%	15.7%	12/31/2023	1.33	0	0	1.00%	16.0%	12/31/2023	1.35	0	0	0.75%	16.3%
12/31/2022	1.13	319	360	1.25%	-15.9%	12/31/2022	1.14	0	0	1.00%	-15.7%	12/31/2022	1.16	0	0	0.75%	-15.5%
12/31/2021	1.34	314	421	1.25%	9.0%	12/31/2021	1.36	0	0	1.00%	9.3%	12/31/2021	1.37	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	29.8%	12/31/2025	$1.87	0	$0	0.25%	30.1%	12/31/2025	$1.91	0	$0	0.00%	30.4%
12/31/2024	1.41	0	0	0.50%	2.4%	12/31/2024	1.43	0	0	0.25%	2.7%	12/31/2024	1.46	0	0	0.00%	2.9%
12/31/2023	1.37	0	0	0.50%	16.6%	12/31/2023	1.40	0	0	0.25%	16.9%	12/31/2023	1.42	0	0	0.00%	17.2%
12/31/2022	1.18	0	0	0.50%	-15.3%	12/31/2022	1.19	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.39	0	0	0.50%	9.8%	12/31/2021	1.41	0	0	0.25%	10.1%	12/31/2021	1.42	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.7%
2023	2.7%
2022	1.9%
2021	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,122,016	$1,153,607	50,371
Receivables: investments sold	3,790
Payables: investments purchased	-
Net assets	$1,125,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$969,398	515,018	$1.88
Band 100	154,448	80,273	1.92
Band 75	-	-	1.97
Band 50	1,960	975	2.01
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$1,125,806	596,266

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,473
Mortality & expense charges			(15,530)
Net investment income (loss)			(7,057)

Gain (loss) on investments:
Net realized gain (loss)			(29,052)
Realized gain distributions			77,360
Net change in unrealized appreciation (depreciation)			2,058
Net gain (loss)			50,366

Increase (decrease) in net assets from operations			$43,309

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,057)	$(4,165)
Net realized gain (loss)		(29,052)	55,152
Realized gain distributions		77,360	161,882
Net change in unrealized appreciation (depreciation)		2,058	(57,826)

Increase (decrease) in net assets from operations		43,309	155,043

Contract owner transactions:
Proceeds from units sold		536,466	708,500
Cost of units redeemed		(962,625)	(720,790)
Account charges		(187)	(253)
Increase (decrease)		(426,346)	(12,543)
Net increase (decrease)		(383,037)	142,500
Net assets, beginning		1,508,843	1,366,343
Net assets, ending		$1,125,806	$1,508,843

Units sold		300,149	415,502
Units redeemed		(546,408)	(425,130)
Net increase (decrease)		(246,259)	(9,628)
Units outstanding, beginning		842,525	852,153
Units outstanding, ending		596,266	842,525

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,840,975
Cost of units redeemed/account charges			(5,506,368)
Net investment income (loss)			(43,877)
Net realized gain (loss)			232,266
Realized gain distributions			634,401
Net change in unrealized appreciation (depreciation)			(31,591)
Net assets			$1,125,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	515	$969	1.25%	5.4%	12/31/2025	$1.92	80	$154	1.00%	5.7%	12/31/2025	$1.97	0	$0	0.75%	5.9%
12/31/2024	1.79	724	1,293	1.25%	11.6%	12/31/2024	1.82	118	214	1.00%	11.9%	12/31/2024	1.86	0	0	0.75%	12.2%
12/31/2023	1.60	755	1,208	1.25%	14.2%	12/31/2023	1.63	96	157	1.00%	14.5%	12/31/2023	1.66	0	0	0.75%	14.8%
12/31/2022	1.40	799	1,120	1.25%	-14.7%	12/31/2022	1.42	98	139	1.00%	-14.5%	12/31/2022	1.44	0	0	0.75%	-14.3%
12/31/2021	1.64	828	1,360	1.25%	22.2%	12/31/2021	1.66	95	158	1.00%	22.5%	12/31/2021	1.68	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	1	$2	0.50%	6.2%	12/31/2025	$2.05	0	$0	0.25%	6.5%	12/31/2025	$2.10	0	$0	0.00%	6.7%
12/31/2024	1.89	1	2	0.50%	12.4%	12/31/2024	1.93	0	0	0.25%	12.7%	12/31/2024	1.97	0	0	0.00%	13.0%
12/31/2023	1.68	1	2	0.50%	15.1%	12/31/2023	1.71	0	0	0.25%	15.4%	12/31/2023	1.74	0	0	0.00%	15.6%
12/31/2022	1.46	1	1	0.50%	-14.1%	12/31/2022	1.48	0	0	0.25%	-13.9%	12/31/2022	1.51	0	0	0.00%	-13.6%
12/31/2021	1.70	1	2	0.50%	23.1%	12/31/2021	1.72	0	0	0.25%	23.4%	12/31/2021	1.74	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.0%
2023	0.8%
2022	0.7%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap R6 Retirement Class - 06-6H4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,494,760	$1,326,303	34,948
Receivables: investments sold	4,887
Payables: investments purchased	-
Net assets	$1,499,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,499,647	945,110	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$1,499,647	945,110

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,052)
Net investment income (loss)			(18,052)

Gain (loss) on investments:
Net realized gain (loss)			34,069
Realized gain distributions			81,755
Net change in unrealized appreciation (depreciation)			(99,132)
Net gain (loss)			16,692

Increase (decrease) in net assets from operations			$(1,360)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,052)	$(13,256)
Net realized gain (loss)		34,069	72,947
Realized gain distributions		81,755	38,786
Net change in unrealized appreciation (depreciation)		(99,132)	109,045

Increase (decrease) in net assets from operations		(1,360)	207,522

Contract owner transactions:
Proceeds from units sold		362,567	178,091
Cost of units redeemed		(141,320)	(369,455)
Account charges		(1,345)	(1,421)
Increase (decrease)		219,902	(192,785)
Net increase (decrease)		218,542	14,737
Net assets, beginning		1,281,105	1,266,368
Net assets, ending		$1,499,647	$1,281,105

Units sold		223,780	150,058
Units redeemed		(89,187)	(289,780)
Net increase (decrease)		134,593	(139,722)
Units outstanding, beginning		810,517	950,239
Units outstanding, ending		945,110	810,517

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,986,869
Cost of units redeemed/account charges			(1,917,209)
Net investment income (loss)			(45,441)
Net realized gain (loss)			121,557
Realized gain distributions			185,414
Net change in unrealized appreciation (depreciation)			168,457
Net assets			$1,499,647

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	945	$1,500	1.25%	0.4%	12/31/2025	$1.60	0	$0	1.00%	0.6%	12/31/2025	$1.61	0	$0	0.75%	0.9%
12/31/2024	1.58	811	1,281	1.25%	18.6%	12/31/2024	1.59	0	0	1.00%	18.9%	12/31/2024	1.60	0	0	0.75%	19.2%
12/31/2023	1.33	950	1,266	1.25%	24.4%	12/31/2023	1.34	0	0	1.00%	24.7%	12/31/2023	1.34	0	0	0.75%	25.0%
12/31/2022	1.07	1,047	1,122	1.25%	7.1%	12/31/2022	1.07	0	0	1.00%	7.2%	12/31/2022	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	1.1%	12/31/2025	$1.64	0	$0	0.25%	1.4%	12/31/2025	$1.65	0	$0	0.00%	1.7%
12/31/2024	1.61	0	0	0.50%	19.5%	12/31/2024	1.62	0	0	0.25%	19.8%	12/31/2024	1.62	0	0	0.00%	20.1%
12/31/2023	1.34	0	0	0.50%	25.3%	12/31/2023	1.35	0	0	0.25%	25.7%	12/31/2023	1.35	0	0	0.00%	26.0%
12/31/2022	1.07	0	0	0.50%	7.3%	12/31/2022	1.07	0	0	0.25%	7.3%	12/31/2022	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.2%
2023	0.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Short Dur Hi-Yld Inc R6 Retirement Class - 06-6PV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	1.25%	6.5%	12/31/2025	$1.19	0	$0	1.00%	6.8%	12/31/2025	$1.20	0	$0	0.75%	7.1%
12/31/2024	1.11	0	0	1.25%	5.9%	12/31/2024	1.11	0	0	1.00%	6.1%	12/31/2024	1.12	0	0	0.75%	6.4%
12/31/2023	1.05	0	0	1.25%	4.9%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	7.3%	12/31/2025	$1.21	0	$0	0.25%	7.6%	12/31/2025	$1.22	0	$0	0.00%	7.9%
12/31/2024	1.12	0	0	0.50%	6.7%	12/31/2024	1.13	0	0	0.25%	6.9%	12/31/2024	1.13	0	0	0.00%	7.2%
12/31/2023	1.05	0	0	0.50%	5.2%	12/31/2023	1.05	0	0	0.25%	5.3%	12/31/2023	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund Z Class - 06-526

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,682	$55,851	2,612
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$53,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,668	24,798	$2.16
Band 100	-	-	2.25
Band 75	-	-	2.34
Band 50	-	-	2.43
Band 25	-	-	2.53
Band 0	-	-	2.63
Total	$53,668	24,798

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,840
Mortality & expense charges			(864)
Net investment income (loss)			976

Gain (loss) on investments:
Net realized gain (loss)			(6,646)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,685
Net gain (loss)			4,039

Increase (decrease) in net assets from operations			$5,015

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$976	$1,257
Net realized gain (loss)		(6,646)	55
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,685	4,100

Increase (decrease) in net assets from operations		5,015	5,412

Contract owner transactions:
Proceeds from units sold		17,141	18,667
Cost of units redeemed		(49,883)	(83,429)
Account charges		(35)	-
Increase (decrease)		(32,777)	(64,762)
Net increase (decrease)		(27,762)	(59,350)
Net assets, beginning		81,430	140,780
Net assets, ending		$53,668	$81,430

Units sold		8,729	9,276
Units redeemed		(24,510)	(40,498)
Net increase (decrease)		(15,781)	(31,222)
Units outstanding, beginning		40,579	71,801
Units outstanding, ending		24,798	40,579

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,499,027
Cost of units redeemed/account charges			(32,413,863)
Net investment income (loss)			1,024,361
Net realized gain (loss)			1,381,543
Realized gain distributions			564,769
Net change in unrealized appreciation (depreciation)			(2,169)
Net assets			$53,668

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	25	$54	1.25%	7.9%	12/31/2025	$2.25	0	$0	1.00%	8.1%	12/31/2025	$2.34	0	$0	0.75%	8.4%
12/31/2024	2.01	41	81	1.25%	2.3%	12/31/2024	2.08	0	0	1.00%	2.6%	12/31/2024	2.16	0	0	0.75%	2.9%
12/31/2023	1.96	72	141	1.25%	9.9%	12/31/2023	2.03	0	0	1.00%	10.2%	12/31/2023	2.10	0	0	0.75%	10.4%
12/31/2022	1.78	175	312	1.25%	-27.6%	12/31/2022	1.84	0	0	1.00%	-27.4%	12/31/2022	1.90	0	0	0.75%	-27.3%
12/31/2021	2.47	163	401	1.25%	26.3%	12/31/2021	2.54	0	0	1.00%	26.6%	12/31/2021	2.61	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.43	0	$0	0.50%	8.7%	12/31/2025	$2.53	0	$0	0.25%	8.9%	12/31/2025	$2.63	0	$0	0.00%	9.2%
12/31/2024	2.24	0	0	0.50%	3.1%	12/31/2024	2.32	0	0	0.25%	3.4%	12/31/2024	2.41	0	0	0.00%	3.6%
12/31/2023	2.17	0	0	0.50%	10.7%	12/31/2023	2.25	0	0	0.25%	11.0%	12/31/2023	2.32	0	0	0.00%	11.3%
12/31/2022	1.96	0	0	0.50%	-27.1%	12/31/2022	2.02	0	0	0.25%	-26.9%	12/31/2022	2.09	0	0	0.00%	-26.7%
12/31/2021	2.69	0	0	0.50%	27.3%	12/31/2021	2.77	0	0	0.25%	27.6%	12/31/2021	2.85	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.4%
2023	2.3%
2022	1.9%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund A Class - 06-533

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,063,633	$2,115,534	425,783
Receivables: investments sold	1,417
Payables: investments purchased	-
Net assets	$2,065,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,554,603	727,053	$2.14
Band 100	510,447	229,606	2.22
Band 75	-	-	2.31
Band 50	-	-	2.40
Band 25	-	-	2.50
Band 0	-	-	2.60
Total	$2,065,050	956,659

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$140,353
Mortality & expense charges			(25,259)
Net investment income (loss)			115,094

Gain (loss) on investments:
Net realized gain (loss)			6,926
Realized gain distributions			2,516
Net change in unrealized appreciation (depreciation)			27,975
Net gain (loss)			37,417

Increase (decrease) in net assets from operations			$152,511

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$115,094	$153,629
Net realized gain (loss)		6,926	(102,105)
Realized gain distributions		2,516	6,044
Net change in unrealized appreciation (depreciation)		27,975	122,593

Increase (decrease) in net assets from operations		152,511	180,161

Contract owner transactions:
Proceeds from units sold		421,292	1,483,895
Cost of units redeemed		(794,991)	(2,138,010)
Account charges		(1,255)	(1,676)
Increase (decrease)		(374,954)	(655,791)
Net increase (decrease)		(222,443)	(475,630)
Net assets, beginning		2,287,493	2,763,123
Net assets, ending		$2,065,050	$2,287,493

Units sold		207,523	772,904
Units redeemed		(391,273)	(1,106,090)
Net increase (decrease)		(183,750)	(333,186)
Units outstanding, beginning		1,140,409	1,473,595
Units outstanding, ending		956,659	1,140,409

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,864,034
Cost of units redeemed/account charges			(22,930,045)
Net investment income (loss)			2,688,541
Net realized gain (loss)			(595,125)
Realized gain distributions			89,546
Net change in unrealized appreciation (depreciation)			(51,901)
Net assets			$2,065,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	727	$1,555	1.25%	7.4%	12/31/2025	$2.22	230	$510	1.00%	7.7%	12/31/2025	$2.31	0	$0	0.75%	8.0%
12/31/2024	1.99	899	1,790	1.25%	6.8%	12/31/2024	2.06	241	497	1.00%	7.0%	12/31/2024	2.14	0	0	0.75%	7.3%
12/31/2023	1.86	1,229	2,291	1.25%	10.6%	12/31/2023	1.93	245	473	1.00%	10.8%	12/31/2023	2.00	0	0	0.75%	11.1%
12/31/2022	1.69	1,324	2,234	1.25%	-13.0%	12/31/2022	1.74	309	538	1.00%	-12.8%	12/31/2022	1.80	0	0	0.75%	-12.6%
12/31/2021	1.94	1,587	3,077	1.25%	4.8%	12/31/2021	2.00	384	765	1.00%	5.0%	12/31/2021	2.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	0	$0	0.50%	8.2%	12/31/2025	$2.50	0	$0	0.25%	8.5%	12/31/2025	$2.60	0	$0	0.00%	8.8%
12/31/2024	2.22	0	0	0.50%	7.6%	12/31/2024	2.30	0	0	0.25%	7.8%	12/31/2024	2.39	0	0	0.00%	8.1%
12/31/2023	2.06	0	0	0.50%	11.4%	12/31/2023	2.14	0	0	0.25%	11.7%	12/31/2023	2.21	0	0	0.00%	11.9%
12/31/2022	1.85	0	0	0.50%	-12.3%	12/31/2022	1.91	0	0	0.25%	-12.1%	12/31/2022	1.97	0	0	0.00%	-11.9%
12/31/2021	2.11	0	0	0.50%	5.6%	12/31/2021	2.18	0	0	0.25%	5.8%	12/31/2021	2.24	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	7.4%
2023	6.7%
2022	5.8%
2021	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund Z Class - 06-532

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,638,745	$2,697,879	543,155
Receivables: investments sold	989
Payables: investments purchased	-
Net assets	$2,639,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,639,734	1,185,319	$2.23
Band 100	-	-	2.32
Band 75	-	-	2.41
Band 50	-	-	2.50
Band 25	-	-	2.60
Band 0	-	-	2.71
Total	$2,639,734	1,185,319

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$513,995
Mortality & expense charges			(93,412)
Net investment income (loss)			420,583

Gain (loss) on investments:
Net realized gain (loss)			(635,857)
Realized gain distributions			3,204
Net change in unrealized appreciation (depreciation)			805,689
Net gain (loss)			173,036

Increase (decrease) in net assets from operations			$593,619

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$420,583	$571,292
Net realized gain (loss)		(635,857)	(233,146)
Realized gain distributions		3,204	29,119
Net change in unrealized appreciation (depreciation)		805,689	280,496

Increase (decrease) in net assets from operations		593,619	647,761

Contract owner transactions:
Proceeds from units sold		1,374,841	3,260,289
Cost of units redeemed		(10,466,810)	(2,844,268)
Account charges		(4,169)	(4,060)
Increase (decrease)		(9,096,138)	411,961
Net increase (decrease)		(8,502,519)	1,059,722
Net assets, beginning		11,142,253	10,082,531
Net assets, ending		$2,639,734	$11,142,253

Units sold		649,597	1,640,696
Units redeemed		(4,851,965)	(1,469,065)
Net increase (decrease)		(4,202,368)	171,631
Units outstanding, beginning		5,387,687	5,216,056
Units outstanding, ending		1,185,319	5,387,687

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$71,354,378
Cost of units redeemed/account charges			(76,851,598)
Net investment income (loss)			9,794,133
Net realized gain (loss)			(1,942,601)
Realized gain distributions			344,556
Net change in unrealized appreciation (depreciation)			(59,134)
Net assets			$2,639,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	1,185	$2,640	1.25%	7.7%	12/31/2025	$2.32	0	$0	1.00%	8.0%	12/31/2025	$2.41	0	$0	0.75%	8.2%
12/31/2024	2.07	5,388	11,142	1.25%	7.0%	12/31/2024	2.15	0	0	1.00%	7.3%	12/31/2024	2.22	0	0	0.75%	7.5%
12/31/2023	1.93	5,216	10,083	1.25%	10.8%	12/31/2023	2.00	0	0	1.00%	11.1%	12/31/2023	2.07	0	0	0.75%	11.4%
12/31/2022	1.74	5,594	9,758	1.25%	-12.8%	12/31/2022	1.80	0	0	1.00%	-12.5%	12/31/2022	1.86	0	0	0.75%	-12.3%
12/31/2021	2.00	7,286	14,568	1.25%	5.0%	12/31/2021	2.06	0	0	1.00%	5.3%	12/31/2021	2.12	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.50	0	$0	0.50%	8.5%	12/31/2025	$2.60	0	$0	0.25%	8.8%	12/31/2025	$2.71	0	$0	0.00%	9.0%
12/31/2024	2.31	0	0	0.50%	7.8%	12/31/2024	2.39	0	0	0.25%	8.1%	12/31/2024	2.48	0	0	0.00%	8.3%
12/31/2023	2.14	0	0	0.50%	11.6%	12/31/2023	2.21	0	0	0.25%	11.9%	12/31/2023	2.29	0	0	0.00%	12.2%
12/31/2022	1.92	0	0	0.50%	-12.1%	12/31/2022	1.98	0	0	0.25%	-11.9%	12/31/2022	2.04	0	0	0.00%	-11.7%
12/31/2021	2.18	0	0	0.50%	5.8%	12/31/2021	2.25	0	0	0.25%	6.1%	12/31/2021	2.31	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.5%
2024	6.5%
2023	6.6%
2022	6.2%
2021	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund A Class - 06-461

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$979,513	$1,420,563	74,814
Receivables: investments sold	-
Payables: investments purchased	(1,686)
Net assets	$977,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$506,238	126,349	$4.01
Band 100	471,589	113,076	4.17
Band 75	-	-	4.34
Band 50	-	-	4.52
Band 25	-	-	4.70
Band 0	-	-	4.90
Total	$977,827	239,425

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,896)
Net investment income (loss)			(12,896)

Gain (loss) on investments:
Net realized gain (loss)			(161,899)
Realized gain distributions			106,694
Net change in unrealized appreciation (depreciation)			(9,500)
Net gain (loss)			(64,705)

Increase (decrease) in net assets from operations			$(77,601)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,896)	$(17,216)
Net realized gain (loss)		(161,899)	(63,774)
Realized gain distributions		106,694	96,072
Net change in unrealized appreciation (depreciation)		(9,500)	134,547

Increase (decrease) in net assets from operations		(77,601)	149,629

Contract owner transactions:
Proceeds from units sold		44,464	70,702
Cost of units redeemed		(419,825)	(324,826)
Account charges		(271)	(295)
Increase (decrease)		(375,632)	(254,419)
Net increase (decrease)		(453,233)	(104,790)
Net assets, beginning		1,431,060	1,535,850
Net assets, ending		$977,827	$1,431,060

Units sold		11,008	17,578
Units redeemed		(109,029)	(79,515)
Net increase (decrease)		(98,021)	(61,937)
Units outstanding, beginning		337,446	399,383
Units outstanding, ending		239,425	337,446

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,455,241
Cost of units redeemed/account charges			(18,066,207)
Net investment income (loss)			(534,284)
Net realized gain (loss)			(840,762)
Realized gain distributions			5,404,889
Net change in unrealized appreciation (depreciation)			(441,050)
Net assets			$977,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.01	126	$506	1.25%	-4.0%	12/31/2025	$4.17	113	$472	1.00%	-3.7%	12/31/2025	$4.34	0	$0	0.75%	-3.5%
12/31/2024	4.17	192	800	1.25%	10.2%	12/31/2024	4.33	146	631	1.00%	10.5%	12/31/2024	4.50	0	0	0.75%	10.8%
12/31/2023	3.78	217	823	1.25%	18.7%	12/31/2023	3.92	182	713	1.00%	19.0%	12/31/2023	4.06	0	0	0.75%	19.3%
12/31/2022	3.19	217	691	1.25%	-25.0%	12/31/2022	3.29	193	636	1.00%	-24.8%	12/31/2022	3.40	0	0	0.75%	-24.6%
12/31/2021	4.25	270	1,146	1.25%	10.0%	12/31/2021	4.38	283	1,240	1.00%	10.3%	12/31/2021	4.52	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.52	0	$0	0.50%	-3.2%	12/31/2025	$4.70	0	$0	0.25%	-3.0%	12/31/2025	$4.90	0	$0	0.00%	-2.8%
12/31/2024	4.67	0	0	0.50%	11.1%	12/31/2024	4.85	0	0	0.25%	11.4%	12/31/2024	5.03	0	0	0.00%	11.6%
12/31/2023	4.20	0	0	0.50%	19.6%	12/31/2023	4.35	0	0	0.25%	19.9%	12/31/2023	4.51	0	0	0.00%	20.2%
12/31/2022	3.52	0	0	0.50%	-24.5%	12/31/2022	3.63	0	0	0.25%	-24.3%	12/31/2022	3.75	0	0	0.00%	-24.1%
12/31/2021	4.65	0	0	0.50%	10.8%	12/31/2021	4.80	0	0	0.25%	11.1%	12/31/2021	4.94	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund Z Class - 06-462

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,617,208	$1,842,551	84,938
Receivables: investments sold	32,294
Payables: investments purchased	-
Net assets	$1,649,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,649,502	391,957	$4.21
Band 100	-	-	4.38
Band 75	-	-	4.56
Band 50	-	-	4.75
Band 25	-	-	4.94
Band 0	-	-	5.14
Total	$1,649,502	391,957

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,511)
Net investment income (loss)			(20,511)

Gain (loss) on investments:
Net realized gain (loss)			(39,102)
Realized gain distributions			120,946
Net change in unrealized appreciation (depreciation)			(160,803)
Net gain (loss)			(78,959)

Increase (decrease) in net assets from operations			$(99,470)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,511)	$(19,737)
Net realized gain (loss)		(39,102)	40,515
Realized gain distributions		120,946	73,695
Net change in unrealized appreciation (depreciation)		(160,803)	65,149

Increase (decrease) in net assets from operations		(99,470)	159,622

Contract owner transactions:
Proceeds from units sold		539,989	277,564
Cost of units redeemed		(392,278)	(294,326)
Account charges		(305)	(147)
Increase (decrease)		147,406	(16,909)
Net increase (decrease)		47,936	142,713
Net assets, beginning		1,601,566	1,458,853
Net assets, ending		$1,649,502	$1,601,566

Units sold		123,864	66,804
Units redeemed		(98,601)	(69,587)
Net increase (decrease)		25,263	(2,783)
Units outstanding, beginning		366,694	369,477
Units outstanding, ending		391,957	366,694

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,387,478
Cost of units redeemed/account charges			(57,848,587)
Net investment income (loss)			(1,474,116)
Net realized gain (loss)			(833,934)
Realized gain distributions			13,644,004
Net change in unrealized appreciation (depreciation)			(225,343)
Net assets			$1,649,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.21	392	$1,650	1.25%	-3.6%	12/31/2025	$4.38	0	$0	1.00%	-3.4%	12/31/2025	$4.56	0	$0	0.75%	-3.2%
12/31/2024	4.37	367	1,602	1.25%	10.6%	12/31/2024	4.53	0	0	1.00%	10.9%	12/31/2024	4.71	0	0	0.75%	11.2%
12/31/2023	3.95	369	1,459	1.25%	19.1%	12/31/2023	4.09	0	0	1.00%	19.4%	12/31/2023	4.24	0	0	0.75%	19.7%
12/31/2022	3.31	451	1,494	1.25%	-24.8%	12/31/2022	3.42	0	0	1.00%	-24.6%	12/31/2022	3.54	0	0	0.75%	-24.4%
12/31/2021	4.41	1,281	5,644	1.25%	10.3%	12/31/2021	4.54	0	0	1.00%	10.6%	12/31/2021	4.68	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.75	0	$0	0.50%	-2.9%	12/31/2025	$4.94	0	$0	0.25%	-2.7%	12/31/2025	$5.14	0	$0	0.00%	-2.4%
12/31/2024	4.89	0	0	0.50%	11.5%	12/31/2024	5.08	0	0	0.25%	11.7%	12/31/2024	5.27	0	0	0.00%	12.0%
12/31/2023	4.39	0	0	0.50%	20.0%	12/31/2023	4.54	0	0	0.25%	20.3%	12/31/2023	4.71	0	0	0.00%	20.6%
12/31/2022	3.66	0	0	0.50%	-24.2%	12/31/2022	3.78	0	0	0.25%	-24.0%	12/31/2022	3.90	0	0	0.00%	-23.8%
12/31/2021	4.82	0	0	0.50%	11.1%	12/31/2021	4.97	0	0	0.25%	11.4%	12/31/2021	5.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund A Class - 06-453

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,016	$145,868	2,651
Receivables: investments sold	89
Payables: investments purchased	-
Net assets	$185,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$131,976	87,172	$1.51
Band 100	53,129	33,714	1.58
Band 75	-	-	1.64
Band 50	-	-	1.71
Band 25	-	-	1.78
Band 0	-	-	1.85
Total	$185,105	120,886

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,760
Mortality & expense charges			(1,961)
Net investment income (loss)			(201)

Gain (loss) on investments:
Net realized gain (loss)			3,329
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,579
Net gain (loss)			53,908

Increase (decrease) in net assets from operations			$53,707

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(201)	$(491)
Net realized gain (loss)		3,329	(13,746)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		50,579	6,623

Increase (decrease) in net assets from operations		53,707	(7,614)

Contract owner transactions:
Proceeds from units sold		11,663	1,088,470
Cost of units redeemed		(37,662)	(1,086,510)
Account charges		(37)	(4)
Increase (decrease)		(26,036)	1,956
Net increase (decrease)		27,671	(5,658)
Net assets, beginning		157,434	163,092
Net assets, ending		$185,105	$157,434

Units sold		9,094	895,144
Units redeemed		(29,189)	(899,624)
Net increase (decrease)		(20,095)	(4,480)
Units outstanding, beginning		140,981	145,461
Units outstanding, ending		120,886	140,981

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,178,129
Cost of units redeemed/account charges			(4,693,213)
Net investment income (loss)			(42,603)
Net realized gain (loss)			(296,667)
Realized gain distributions			311
Net change in unrealized appreciation (depreciation)			39,148
Net assets			$185,105

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	87	$132	1.25%	36.9%	12/31/2025	$1.58	34	$53	1.00%	37.2%	12/31/2025	$1.64	0	$0	0.75%	37.6%
12/31/2024	1.11	106	117	1.25%	-0.5%	12/31/2024	1.15	35	40	1.00%	-0.2%	12/31/2024	1.19	0	0	0.75%	0.0%
12/31/2023	1.11	109	121	1.25%	-3.4%	12/31/2023	1.15	36	42	1.00%	-3.2%	12/31/2023	1.19	0	0	0.75%	-2.9%
12/31/2022	1.15	113	130	1.25%	23.0%	12/31/2022	1.19	37	44	1.00%	23.3%	12/31/2022	1.23	0	0	0.75%	23.6%
12/31/2021	0.94	203	190	1.25%	25.7%	12/31/2021	0.96	46	44	1.00%	26.0%	12/31/2021	0.99	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	0	$0	0.50%	37.9%	12/31/2025	$1.78	0	$0	0.25%	38.2%	12/31/2025	$1.85	0	$0	0.00%	38.6%
12/31/2024	1.24	0	0	0.50%	0.3%	12/31/2024	1.29	0	0	0.25%	0.5%	12/31/2024	1.34	0	0	0.00%	0.8%
12/31/2023	1.23	0	0	0.50%	-2.7%	12/31/2023	1.28	0	0	0.25%	-2.4%	12/31/2023	1.32	0	0	0.00%	-2.2%
12/31/2022	1.27	0	0	0.50%	23.9%	12/31/2022	1.31	0	0	0.25%	24.2%	12/31/2022	1.35	0	0	0.00%	24.5%
12/31/2021	1.02	0	0	0.50%	26.6%	12/31/2021	1.06	0	0	0.25%	26.9%	12/31/2021	1.09	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.0%
2023	1.8%
2022	2.5%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund Z Class - 06-454

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,425	$4,240	73
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$5,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,427	3,393	$1.60
Band 100	-	-	1.66
Band 75	-	-	1.73
Band 50	-	-	1.80
Band 25	-	-	1.88
Band 0	-	-	1.95
Total	$5,427	3,393

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$62
Mortality & expense charges			(90)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			448
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,737
Net gain (loss)			2,185

Increase (decrease) in net assets from operations			$2,157

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$(16)
Net realized gain (loss)		448	814
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,737	(605)

Increase (decrease) in net assets from operations		2,157	193

Contract owner transactions:
Proceeds from units sold		205	6,855
Cost of units redeemed		(3,667)	(7,278)
Account charges		-	(3)
Increase (decrease)		(3,462)	(426)
Net increase (decrease)		(1,305)	(233)
Net assets, beginning		6,732	6,965
Net assets, ending		$5,427	$6,732

Units sold		158	5,418
Units redeemed		(2,546)	(5,611)
Net increase (decrease)		(2,388)	(193)
Units outstanding, beginning		5,781	5,974
Units outstanding, ending		3,393	5,781

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,617,042
Cost of units redeemed/account charges			(5,072,511)
Net investment income (loss)			(77,332)
Net realized gain (loss)			(463,507)
Realized gain distributions			550
Net change in unrealized appreciation (depreciation)			1,185
Net assets			$5,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	3	$5	1.25%	37.3%	12/31/2025	$1.66	0	$0	1.00%	37.7%	12/31/2025	$1.73	0	$0	0.75%	38.0%
12/31/2024	1.16	6	7	1.25%	-0.1%	12/31/2024	1.21	0	0	1.00%	0.1%	12/31/2024	1.26	0	0	0.75%	0.4%
12/31/2023	1.17	6	7	1.25%	-3.0%	12/31/2023	1.21	0	0	1.00%	-2.8%	12/31/2023	1.25	0	0	0.75%	-2.6%
12/31/2022	1.20	5	6	1.25%	23.4%	12/31/2022	1.24	0	0	1.00%	23.7%	12/31/2022	1.28	0	0	0.75%	24.0%
12/31/2021	0.97	16	16	1.25%	26.1%	12/31/2021	1.00	0	0	1.00%	26.4%	12/31/2021	1.03	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	38.4%	12/31/2025	$1.88	0	$0	0.25%	38.7%	12/31/2025	$1.95	0	$0	0.00%	39.1%
12/31/2024	1.30	0	0	0.50%	0.6%	12/31/2024	1.35	0	0	0.25%	0.9%	12/31/2024	1.41	0	0	0.00%	1.1%
12/31/2023	1.30	0	0	0.50%	-2.3%	12/31/2023	1.34	0	0	0.25%	-2.1%	12/31/2023	1.39	0	0	0.00%	-1.8%
12/31/2022	1.33	0	0	0.50%	24.3%	12/31/2022	1.37	0	0	0.25%	24.7%	12/31/2022	1.42	0	0	0.00%	25.0%
12/31/2021	1.07	0	0	0.50%	27.1%	12/31/2021	1.10	0	0	0.25%	27.4%	12/31/2021	1.13	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	10.9%
2022	1.5%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund A Class - 06-079

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,156	$161,754	7,748
Receivables: investments sold	-
Payables: investments purchased	(190)
Net assets	$229,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,321	23,108	$4.43
Band 100	127,645	28,009	4.56
Band 75	-	-	4.69
Band 50	-	-	4.83
Band 25	-	-	4.97
Band 0	-	-	5.11
Total	$229,966	51,117

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,655)
Net investment income (loss)			(2,655)

Gain (loss) on investments:
Net realized gain (loss)			31,682
Realized gain distributions			9,428
Net change in unrealized appreciation (depreciation)			(5,015)
Net gain (loss)			36,095

Increase (decrease) in net assets from operations			$33,440

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,655)	$(4,895)
Net realized gain (loss)		31,682	42,652
Realized gain distributions		9,428	-
Net change in unrealized appreciation (depreciation)		(5,015)	76,034

Increase (decrease) in net assets from operations		33,440	113,791

Contract owner transactions:
Proceeds from units sold		4,876	152,219
Cost of units redeemed		(112,633)	(434,129)
Account charges		(47)	(8)
Increase (decrease)		(107,804)	(281,918)
Net increase (decrease)		(74,364)	(168,127)
Net assets, beginning		304,330	472,457
Net assets, ending		$229,966	$304,330

Units sold		1,070	48,849
Units redeemed		(27,866)	(127,835)
Net increase (decrease)		(26,796)	(78,986)
Units outstanding, beginning		77,913	156,899
Units outstanding, ending		51,117	77,913

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$875,121
Cost of units redeemed/account charges			(779,849)
Net investment income (loss)			(17,238)
Net realized gain (loss)			18,287
Realized gain distributions			65,243
Net change in unrealized appreciation (depreciation)			68,402
Net assets			$229,966

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.43	23	$102	1.25%	14.5%	12/31/2025	$4.56	28	$128	1.00%	14.7%	12/31/2025	$4.69	0	$0	0.75%	15.0%
12/31/2024	3.87	50	193	1.25%	29.9%	12/31/2024	3.97	28	112	1.00%	30.2%	12/31/2024	4.08	0	0	0.75%	30.5%
12/31/2023	2.98	86	255	1.25%	50.4%	12/31/2023	3.05	71	218	1.00%	50.8%	12/31/2023	3.12	0	0	0.75%	51.2%
12/31/2022	1.98	49	97	1.25%	-41.5%	12/31/2022	2.02	31	62	1.00%	-41.3%	12/31/2022	2.07	0	0	0.75%	-41.2%
12/31/2021	3.38	61	206	1.25%	4.4%	12/31/2021	3.45	62	213	1.00%	4.6%	12/31/2021	3.51	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.83	0	$0	0.50%	15.3%	12/31/2025	$4.97	0	$0	0.25%	15.6%	12/31/2025	$5.11	0	$0	0.00%	15.9%
12/31/2024	4.19	0	0	0.50%	30.9%	12/31/2024	4.30	0	0	0.25%	31.2%	12/31/2024	4.41	0	0	0.00%	31.5%
12/31/2023	3.20	0	0	0.50%	51.5%	12/31/2023	3.28	0	0	0.25%	51.9%	12/31/2023	3.35	0	0	0.00%	52.3%
12/31/2022	2.11	0	0	0.50%	-41.0%	12/31/2022	2.16	0	0	0.25%	-40.9%	12/31/2022	2.20	0	0	0.00%	-40.7%
12/31/2021	3.58	0	0	0.50%	5.2%	12/31/2021	3.65	0	0	0.25%	5.4%	12/31/2021	3.72	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund Z Class - 06-063 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.58
Band 100	-	-	4.71
Band 75	-	-	4.85
Band 50	-	-	4.99
Band 25	-	-	5.13
Band 0	-	-	5.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,922
Cost of units redeemed/account charges			(48,693)
Net investment income (loss)			(723)
Net realized gain (loss)			12,331
Realized gain distributions			4,163
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.58	0	$0	1.25%	14.8%	12/31/2025	$4.71	0	$0	1.00%	15.1%	12/31/2025	$4.85	0	$0	0.75%	15.4%
12/31/2024	3.99	0	0	1.25%	30.3%	12/31/2024	4.09	0	0	1.00%	30.6%	12/31/2024	4.20	0	0	0.75%	30.9%
12/31/2023	3.06	0	0	1.25%	50.9%	12/31/2023	3.13	0	0	1.00%	51.2%	12/31/2023	3.21	0	0	0.75%	51.6%
12/31/2022	2.03	0	0	1.25%	-41.3%	12/31/2022	2.07	0	0	1.00%	-41.1%	12/31/2022	2.12	0	0	0.75%	-41.0%
12/31/2021	3.46	0	0	1.25%	4.6%	12/31/2021	3.52	0	0	1.00%	4.9%	12/31/2021	3.59	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.99	0	$0	0.50%	15.6%	12/31/2025	$5.13	0	$0	0.25%	15.9%	12/31/2025	$5.28	0	$0	0.00%	16.2%
12/31/2024	4.31	0	0	0.50%	31.2%	12/31/2024	4.43	0	0	0.25%	31.6%	12/31/2024	4.55	0	0	0.00%	31.9%
12/31/2023	3.29	0	0	0.50%	52.0%	12/31/2023	3.37	0	0	0.25%	52.4%	12/31/2023	3.45	0	0	0.00%	52.7%
12/31/2022	2.16	0	0	0.50%	-40.8%	12/31/2022	2.21	0	0	0.25%	-40.7%	12/31/2022	2.26	0	0	0.00%	-40.5%
12/31/2021	3.66	0	0	0.50%	5.4%	12/31/2021	3.73	0	0	0.25%	5.6%	12/31/2021	3.80	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund A Class - 06-589

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,057	$375,376	18,098
Receivables: investments sold	1,584
Payables: investments purchased	-
Net assets	$374,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$374,641	113,455	$3.30
Band 100	-	-	3.42
Band 75	-	-	3.55
Band 50	-	-	3.68
Band 25	-	-	3.82
Band 0	-	-	3.96
Total	$374,641	113,455

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$895
Mortality & expense charges			(5,867)
Net investment income (loss)			(4,972)

Gain (loss) on investments:
Net realized gain (loss)			(9,048)
Realized gain distributions			33,382
Net change in unrealized appreciation (depreciation)			(6,533)
Net gain (loss)			17,801

Increase (decrease) in net assets from operations			$12,829

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,972)	$(4,351)
Net realized gain (loss)		(9,048)	(3,696)
Realized gain distributions		33,382	13,092
Net change in unrealized appreciation (depreciation)		(6,533)	60,707

Increase (decrease) in net assets from operations		12,829	65,752

Contract owner transactions:
Proceeds from units sold		113,321	57,913
Cost of units redeemed		(319,085)	(111,792)
Account charges		(243)	(395)
Increase (decrease)		(206,007)	(54,274)
Net increase (decrease)		(193,178)	11,478
Net assets, beginning		567,819	556,341
Net assets, ending		$374,641	$567,819

Units sold		41,584	19,734
Units redeemed		(109,631)	(37,856)
Net increase (decrease)		(68,047)	(18,122)
Units outstanding, beginning		181,502	199,624
Units outstanding, ending		113,455	181,502

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,077,388
Cost of units redeemed/account charges			(4,368,781)
Net investment income (loss)			(79,723)
Net realized gain (loss)			850
Realized gain distributions			747,226
Net change in unrealized appreciation (depreciation)			(2,319)
Net assets			$374,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	113	$375	1.25%	5.6%	12/31/2025	$3.42	0	$0	1.00%	5.8%	12/31/2025	$3.55	0	$0	0.75%	6.1%
12/31/2024	3.13	182	568	1.25%	12.3%	12/31/2024	3.24	0	0	1.00%	12.5%	12/31/2024	3.35	0	0	0.75%	12.8%
12/31/2023	2.79	200	556	1.25%	10.1%	12/31/2023	2.88	0	0	1.00%	10.4%	12/31/2023	2.97	0	0	0.75%	10.7%
12/31/2022	2.53	183	463	1.25%	-19.9%	12/31/2022	2.61	0	0	1.00%	-19.7%	12/31/2022	2.68	0	0	0.75%	-19.5%
12/31/2021	3.16	181	572	1.25%	27.4%	12/31/2021	3.25	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.68	0	$0	0.50%	6.3%	12/31/2025	$3.82	0	$0	0.25%	6.6%	12/31/2025	$3.96	0	$0	0.00%	6.9%
12/31/2024	3.46	0	0	0.50%	13.1%	12/31/2024	3.58	0	0	0.25%	13.4%	12/31/2024	3.70	0	0	0.00%	13.7%
12/31/2023	3.06	0	0	0.50%	10.9%	12/31/2023	3.16	0	0	0.25%	11.2%	12/31/2023	3.26	0	0	0.00%	11.5%
12/31/2022	2.76	0	0	0.50%	-19.3%	12/31/2022	2.84	0	0	0.25%	-19.1%	12/31/2022	2.92	0	0	0.00%	-18.9%
12/31/2021	3.42	0	0	0.50%	28.4%	12/31/2021	3.51	0	0	0.25%	28.7%	12/31/2021	3.61	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.5%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund Z Class - 06-593

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,709	$138,092	5,737
Receivables: investments sold	3,023
Payables: investments purchased	-
Net assets	$143,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,732	41,641	$3.45
Band 100	-	-	3.58
Band 75	-	-	3.71
Band 50	-	-	3.85
Band 25	-	-	3.99
Band 0	-	-	4.14
Total	$143,732	41,641

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$449
Mortality & expense charges			(1,600)
Net investment income (loss)			(1,151)

Gain (loss) on investments:
Net realized gain (loss)			3,592
Realized gain distributions			8,530
Net change in unrealized appreciation (depreciation)			(4,327)
Net gain (loss)			7,795

Increase (decrease) in net assets from operations			$6,644

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,151)	$(514)
Net realized gain (loss)		3,592	355
Realized gain distributions		8,530	2,627
Net change in unrealized appreciation (depreciation)		(4,327)	11,586

Increase (decrease) in net assets from operations		6,644	14,054

Contract owner transactions:
Proceeds from units sold		43,423	23,694
Cost of units redeemed		(40,468)	(3,974)
Account charges		(994)	-
Increase (decrease)		1,961	19,720
Net increase (decrease)		8,605	33,774
Net assets, beginning		135,127	101,353
Net assets, ending		$143,732	$135,127

Units sold		13,420	7,729
Units redeemed		(13,232)	(1,294)
Net increase (decrease)		188	6,435
Units outstanding, beginning		41,453	35,018
Units outstanding, ending		41,641	41,453

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,206,174
Cost of units redeemed/account charges			(13,026,014)
Net investment income (loss)			(124,997)
Net realized gain (loss)			(670,255)
Realized gain distributions			1,756,207
Net change in unrealized appreciation (depreciation)			2,617
Net assets			$143,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.45	42	$144	1.25%	5.9%	12/31/2025	$3.58	0	$0	1.00%	6.2%	12/31/2025	$3.71	0	$0	0.75%	6.4%
12/31/2024	3.26	41	135	1.25%	12.6%	12/31/2024	3.37	0	0	1.00%	12.9%	12/31/2024	3.49	0	0	0.75%	13.2%
12/31/2023	2.89	35	101	1.25%	10.5%	12/31/2023	2.99	0	0	1.00%	10.7%	12/31/2023	3.08	0	0	0.75%	11.0%
12/31/2022	2.62	61	159	1.25%	-19.6%	12/31/2022	2.70	0	0	1.00%	-19.4%	12/31/2022	2.78	0	0	0.75%	-19.2%
12/31/2021	3.26	51	167	1.25%	27.8%	12/31/2021	3.35	0	0	1.00%	28.1%	12/31/2021	3.44	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.85	0	$0	0.50%	6.7%	12/31/2025	$3.99	0	$0	0.25%	7.0%	12/31/2025	$4.14	0	$0	0.00%	7.2%
12/31/2024	3.61	0	0	0.50%	13.5%	12/31/2024	3.73	0	0	0.25%	13.8%	12/31/2024	3.86	0	0	0.00%	14.1%
12/31/2023	3.18	0	0	0.50%	11.3%	12/31/2023	3.28	0	0	0.25%	11.6%	12/31/2023	3.38	0	0	0.00%	11.9%
12/31/2022	2.86	0	0	0.50%	-19.0%	12/31/2022	2.94	0	0	0.25%	-18.8%	12/31/2022	3.03	0	0	0.00%	-18.6%
12/31/2021	3.53	0	0	0.50%	28.8%	12/31/2021	3.62	0	0	0.25%	29.1%	12/31/2021	3.72	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.8%
2023	0.4%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund A Class - 06-080

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.75
Band 100	-	-	1.80
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(611)
Net realized gain (loss)		-	10,145
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1,899)

Increase (decrease) in net assets from operations		-	7,635

Contract owner transactions:
Proceeds from units sold		-	4,691
Cost of units redeemed		-	(116,162)
Account charges		-	(139)
Increase (decrease)		-	(111,610)
Net increase (decrease)		-	(103,975)
Net assets, beginning		-	103,975
Net assets, ending		$-	$-

Units sold		-	3,258
Units redeemed		-	(76,126)
Net increase (decrease)		-	(72,868)
Units outstanding, beginning		-	72,868
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,192,634
Cost of units redeemed/account charges			(1,254,500)
Net investment income (loss)			4,223
Net realized gain (loss)			(854)
Realized gain distributions			58,497
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	1.25%	11.4%	12/31/2025	$1.80	0	$0	1.00%	11.7%	12/31/2025	$1.85	0	$0	0.75%	11.9%
12/31/2024	1.57	0	0	1.25%	10.0%	12/31/2024	1.61	0	0	1.00%	10.2%	12/31/2024	1.65	0	0	0.75%	10.5%
12/31/2023	1.43	73	104	1.25%	10.0%	12/31/2023	1.46	0	0	1.00%	10.3%	12/31/2023	1.50	0	0	0.75%	10.5%
12/31/2022	1.30	65	84	1.25%	-10.6%	12/31/2022	1.33	0	0	1.00%	-10.4%	12/31/2022	1.35	0	0	0.75%	-10.2%
12/31/2021	1.45	187	272	1.25%	32.6%	12/31/2021	1.48	0	0	1.00%	32.9%	12/31/2021	1.51	0	0	0.75%	33.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	12.2%	12/31/2025	$1.96	0	$0	0.25%	12.5%	12/31/2025	$2.02	0	$0	0.00%	12.8%
12/31/2024	1.70	0	0	0.50%	10.8%	12/31/2024	1.74	0	0	0.25%	11.1%	12/31/2024	1.79	0	0	0.00%	11.4%
12/31/2023	1.53	0	0	0.50%	10.8%	12/31/2023	1.57	0	0	0.25%	11.1%	12/31/2023	1.61	0	0	0.00%	11.4%
12/31/2022	1.38	0	0	0.50%	-9.9%	12/31/2022	1.41	0	0	0.25%	-9.7%	12/31/2022	1.44	0	0	0.00%	-9.5%
12/31/2021	1.54	0	0	0.50%	33.6%	12/31/2021	1.56	0	0	0.25%	33.9%	12/31/2021	1.59	0	0	0.00%	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	2.0%
2022	0.8%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund Z Class - 06-064

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.80
Band 100	-	-	1.85
Band 75	-	-	1.91
Band 50	-	-	1.96
Band 25	-	-	2.02
Band 0	-	-	2.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(77)
Net investment income (loss)			(77)

Gain (loss) on investments:
Net realized gain (loss)			2,689
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,861)
Net gain (loss)			(172)

Increase (decrease) in net assets from operations			$(249)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77)	$(185)
Net realized gain (loss)		2,689	23,960
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,861)	(20,887)

Increase (decrease) in net assets from operations		(249)	2,888

Contract owner transactions:
Proceeds from units sold		275	733
Cost of units redeemed		(15,115)	(141,565)
Account charges		(18)	(148)
Increase (decrease)		(14,858)	(140,980)
Net increase (decrease)		(15,107)	(138,092)
Net assets, beginning		15,107	153,199
Net assets, ending		$-	$15,107

Units sold		172	472
Units redeemed		(9,536)	(95,810)
Net increase (decrease)		(9,364)	(95,338)
Units outstanding, beginning		9,364	104,702
Units outstanding, ending		-	9,364

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,663,342
Cost of units redeemed/account charges			(8,582,362)
Net investment income (loss)			52,679
Net realized gain (loss)			(640,059)
Realized gain distributions			506,400
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	1.25%	11.7%	12/31/2025	$1.85	0	$0	1.00%	11.9%	12/31/2025	$1.91	0	$0	0.75%	12.2%
12/31/2024	1.61	9	15	1.25%	10.3%	12/31/2024	1.66	0	0	1.00%	10.5%	12/31/2024	1.70	0	0	0.75%	10.8%
12/31/2023	1.46	105	153	1.25%	10.2%	12/31/2023	1.50	0	0	1.00%	10.5%	12/31/2023	1.53	0	0	0.75%	10.8%
12/31/2022	1.33	131	173	1.25%	-10.4%	12/31/2022	1.36	0	0	1.00%	-10.1%	12/31/2022	1.39	0	0	0.75%	-9.9%
12/31/2021	1.48	143	212	1.25%	32.9%	12/31/2021	1.51	0	0	1.00%	33.3%	12/31/2021	1.54	0	0	0.75%	33.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	12.5%	12/31/2025	$2.02	0	$0	0.25%	12.8%	12/31/2025	$2.08	0	$0	0.00%	13.1%
12/31/2024	1.75	0	0	0.50%	11.1%	12/31/2024	1.79	0	0	0.25%	11.4%	12/31/2024	1.84	0	0	0.00%	11.7%
12/31/2023	1.57	0	0	0.50%	11.1%	12/31/2023	1.61	0	0	0.25%	11.3%	12/31/2023	1.65	0	0	0.00%	11.6%
12/31/2022	1.41	0	0	0.50%	-9.7%	12/31/2022	1.45	0	0	0.25%	-9.5%	12/31/2022	1.48	0	0	0.00%	-9.2%
12/31/2021	1.57	0	0	0.50%	33.9%	12/31/2021	1.60	0	0	0.25%	34.3%	12/31/2021	1.63	0	0	0.00%	34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.3%
2023	1.9%
2022	1.7%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund A Class - 06-538

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,789,638	$1,939,165	147,366
Receivables: investments sold	9,706
Payables: investments purchased	-
Net assets	$1,799,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,350,603	965,040	$1.40
Band 100	448,741	308,363	1.46
Band 75	-	-	1.51
Band 50	-	-	1.57
Band 25	-	-	1.64
Band 0	-	-	1.70
Total	$1,799,344	1,273,403

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$114,193
Mortality & expense charges			(31,494)
Net investment income (loss)			82,699

Gain (loss) on investments:
Net realized gain (loss)			(220,593)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			295,400
Net gain (loss)			74,807

Increase (decrease) in net assets from operations			$157,506

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82,699	$99,005
Net realized gain (loss)		(220,593)	(45,964)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		295,400	(1,438)

Increase (decrease) in net assets from operations		157,506	51,603

Contract owner transactions:
Proceeds from units sold		555,935	380,191
Cost of units redeemed		(1,838,765)	(558,696)
Account charges		(536)	(497)
Increase (decrease)		(1,283,366)	(179,002)
Net increase (decrease)		(1,125,860)	(127,399)
Net assets, beginning		2,925,204	3,052,603
Net assets, ending		$1,799,344	$2,925,204

Units sold		411,736	298,034
Units redeemed		(1,343,436)	(423,728)
Net increase (decrease)		(931,700)	(125,694)
Units outstanding, beginning		2,205,103	2,330,797
Units outstanding, ending		1,273,403	2,205,103

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$38,345,604
Cost of units redeemed/account charges			(37,893,255)
Net investment income (loss)			1,629,109
Net realized gain (loss)			(616,186)
Realized gain distributions			483,599
Net change in unrealized appreciation (depreciation)			(149,527)
Net assets			$1,799,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	965	$1,351	1.25%	6.2%	12/31/2025	$1.46	308	$449	1.00%	6.4%	12/31/2025	$1.51	0	$0	0.75%	6.7%
12/31/2024	1.32	1,828	2,410	1.25%	1.3%	12/31/2024	1.37	377	515	1.00%	1.6%	12/31/2024	1.42	0	0	0.75%	1.8%
12/31/2023	1.30	1,897	2,469	1.25%	6.1%	12/31/2023	1.35	434	584	1.00%	6.3%	12/31/2023	1.39	0	0	0.75%	6.6%
12/31/2022	1.23	1,888	2,316	1.25%	-16.2%	12/31/2022	1.27	542	687	1.00%	-16.0%	12/31/2022	1.31	0	0	0.75%	-15.8%
12/31/2021	1.46	2,582	3,780	1.25%	-2.8%	12/31/2021	1.51	650	979	1.00%	-2.6%	12/31/2021	1.55	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	7.0%	12/31/2025	$1.64	0	$0	0.25%	7.2%	12/31/2025	$1.70	0	$0	0.00%	7.5%
12/31/2024	1.47	0	0	0.50%	2.1%	12/31/2024	1.53	0	0	0.25%	2.3%	12/31/2024	1.58	0	0	0.00%	2.6%
12/31/2023	1.44	0	0	0.50%	6.9%	12/31/2023	1.49	0	0	0.25%	7.1%	12/31/2023	1.54	0	0	0.00%	7.4%
12/31/2022	1.35	0	0	0.50%	-15.6%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.44	0	0	0.00%	-15.1%
12/31/2021	1.60	0	0	0.50%	-2.1%	12/31/2021	1.64	0	0	0.25%	-1.8%	12/31/2021	1.69	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	4.5%
2023	4.4%
2022	3.3%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund Z Class - 06-537

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,031,201	$4,301,830	332,793
Receivables: investments sold	15,566
Payables: investments purchased	-
Net assets	$4,046,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,799,153	2,608,604	$1.46
Band 100	-	-	1.51
Band 75	-	-	1.57
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	247,614	139,907	1.77
Total	$4,046,767	2,748,511

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$349,846
Mortality & expense charges			(92,156)
Net investment income (loss)			257,690

Gain (loss) on investments:
Net realized gain (loss)			(652,677)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			893,942
Net gain (loss)			241,265

Increase (decrease) in net assets from operations			$498,955

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$257,690	$280,779
Net realized gain (loss)		(652,677)	(205,839)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		893,942	31,253

Increase (decrease) in net assets from operations		498,955	106,193

Contract owner transactions:
Proceeds from units sold		1,845,161	1,931,465
Cost of units redeemed		(6,319,416)	(2,494,913)
Account charges		(3,107)	(4,266)
Increase (decrease)		(4,477,362)	(567,714)
Net increase (decrease)		(3,978,407)	(461,521)
Net assets, beginning		8,025,174	8,486,695
Net assets, ending		$4,046,767	$8,025,174

Units sold		1,317,242	1,489,159
Units redeemed		(4,405,529)	(1,927,579)
Net increase (decrease)		(3,088,287)	(438,420)
Units outstanding, beginning		5,836,798	6,275,218
Units outstanding, ending		2,748,511	5,836,798

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$118,852,670
Cost of units redeemed/account charges			(120,122,213)
Net investment income (loss)			5,403,924
Net realized gain (loss)			(1,264,157)
Realized gain distributions			1,447,172
Net change in unrealized appreciation (depreciation)			(270,629)
Net assets			$4,046,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	2,609	$3,799	1.25%	6.4%	12/31/2025	$1.51	0	$0	1.00%	6.6%	12/31/2025	$1.57	0	$0	0.75%	6.9%
12/31/2024	1.37	5,713	7,822	1.25%	1.6%	12/31/2024	1.42	0	0	1.00%	1.8%	12/31/2024	1.47	0	0	0.75%	2.1%
12/31/2023	1.35	6,167	8,313	1.25%	6.4%	12/31/2023	1.39	0	0	1.00%	6.6%	12/31/2023	1.44	0	0	0.75%	6.9%
12/31/2022	1.27	7,078	8,972	1.25%	-16.0%	12/31/2022	1.31	0	0	1.00%	-15.8%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.51	8,914	13,448	1.25%	-2.5%	12/31/2021	1.55	0	0	1.00%	-2.2%	12/31/2021	1.60	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	7.2%	12/31/2025	$1.70	0	$0	0.25%	7.4%	12/31/2025	$1.77	140	$248	0.00%	7.7%
12/31/2024	1.53	0	0	0.50%	2.3%	12/31/2024	1.58	0	0	0.25%	2.6%	12/31/2024	1.64	124	203	0.00%	2.8%
12/31/2023	1.49	0	0	0.50%	7.1%	12/31/2023	1.54	0	0	0.25%	7.4%	12/31/2023	1.60	109	174	0.00%	7.7%
12/31/2022	1.39	0	0	0.50%	-15.3%	12/31/2022	1.44	0	0	0.25%	-15.1%	12/31/2022	1.48	90	134	0.00%	-14.9%
12/31/2021	1.65	0	0	0.50%	-1.7%	12/31/2021	1.69	0	0	0.25%	-1.5%	12/31/2021	1.74	61	106	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.8%
2024	4.6%
2023	4.3%
2022	3.5%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R6 Class - 06-FCX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,354	$176,666	8,164
Receivables: investments sold	264
Payables: investments purchased	-
Net assets	$167,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,618	123,262	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$167,618	123,262

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,104
Mortality & expense charges			(2,976)
Net investment income (loss)			3,128

Gain (loss) on investments:
Net realized gain (loss)			(19,198)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,497
Net gain (loss)			17,299

Increase (decrease) in net assets from operations			$20,427

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,128	$12,728
Net realized gain (loss)		(19,198)	(367,085)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,497	325,690

Increase (decrease) in net assets from operations		20,427	(28,667)

Contract owner transactions:
Proceeds from units sold		18,790	52,203
Cost of units redeemed		(195,613)	(1,651,140)
Account charges		(498)	(3,209)
Increase (decrease)		(177,321)	(1,602,146)
Net increase (decrease)		(156,894)	(1,630,813)
Net assets, beginning		324,512	1,955,325
Net assets, ending		$167,618	$324,512

Units sold		14,447	51,437
Units redeemed		(148,948)	(1,272,132)
Net increase (decrease)		(134,501)	(1,220,695)
Units outstanding, beginning		257,763	1,478,458
Units outstanding, ending		123,262	257,763

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,818,134
Cost of units redeemed/account charges			(5,178,889)
Net investment income (loss)			472,065
Net realized gain (loss)			(564,009)
Realized gain distributions			629,629
Net change in unrealized appreciation (depreciation)			(9,312)
Net assets			$167,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	123	$168	1.25%	8.0%	12/31/2025	$1.39	0	$0	1.00%	8.3%	12/31/2025	$1.42	0	$0	0.75%	8.6%
12/31/2024	1.26	258	325	1.25%	2.5%	12/31/2024	1.28	0	0	1.00%	2.8%	12/31/2024	1.31	0	0	0.75%	3.0%
12/31/2023	1.23	248	305	1.25%	10.1%	12/31/2023	1.25	0	0	1.00%	10.3%	12/31/2023	1.27	0	0	0.75%	10.6%
12/31/2022	1.12	373	417	1.25%	-27.5%	12/31/2022	1.13	0	0	1.00%	-27.3%	12/31/2022	1.15	0	0	0.75%	-27.2%
12/31/2021	1.54	462	711	1.25%	26.5%	12/31/2021	1.56	0	0	1.00%	26.8%	12/31/2021	1.58	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	8.8%	12/31/2025	$1.49	0	$0	0.25%	9.1%	12/31/2025	$1.52	0	$0	0.00%	9.4%
12/31/2024	1.34	0	0	0.50%	3.3%	12/31/2024	1.36	0	0	0.25%	3.5%	12/31/2024	1.39	0	0	0.00%	3.8%
12/31/2023	1.30	0	0	0.50%	10.9%	12/31/2023	1.32	0	0	0.25%	11.2%	12/31/2023	1.34	1,230	1,651	0.00%	11.4%
12/31/2022	1.17	0	0	0.50%	-27.0%	12/31/2022	1.19	0	0	0.25%	-26.8%	12/31/2022	1.20	1,353	1,629	0.00%	-26.6%
12/31/2021	1.60	0	0	0.50%	27.4%	12/31/2021	1.62	0	0	0.25%	27.8%	12/31/2021	1.64	1,400	2,296	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	1.5%
2023	2.5%
2022	2.1%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R6 Class - 06-FCY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,255,394	$18,213,207	3,780,361
Receivables: investments sold	79,360
Payables: investments purchased	-
Net assets	$18,334,754

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,263,393	12,353,335	$1.48
Band 100	-	-	1.51
Band 75	71,361	46,130	1.55
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$18,334,754	12,399,465

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,032,031
Mortality & expense charges			(184,498)
Net investment income (loss)			847,533

Gain (loss) on investments:
Net realized gain (loss)			(22,044)
Realized gain distributions			22,268
Net change in unrealized appreciation (depreciation)			235,348
Net gain (loss)			235,572

Increase (decrease) in net assets from operations			$1,083,105

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$847,533	$782,796
Net realized gain (loss)		(22,044)	(144,472)
Realized gain distributions		22,268	37,377
Net change in unrealized appreciation (depreciation)		235,348	214,299

Increase (decrease) in net assets from operations		1,083,105	890,000

Contract owner transactions:
Proceeds from units sold		9,102,018	7,597,197
Cost of units redeemed		(5,902,620)	(5,999,215)
Account charges		(28,368)	(24,761)
Increase (decrease)		3,171,030	1,573,221
Net increase (decrease)		4,254,135	2,463,221
Net assets, beginning		14,080,619	11,617,398
Net assets, ending		$18,334,754	$14,080,619

Units sold		6,320,126	5,740,034
Units redeemed		(4,182,670)	(4,547,485)
Net increase (decrease)		2,137,456	1,192,549
Units outstanding, beginning		10,262,009	9,069,460
Units outstanding, ending		12,399,465	10,262,009

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,057,519
Cost of units redeemed/account charges			(29,054,036)
Net investment income (loss)			3,687,647
Net realized gain (loss)			(668,632)
Realized gain distributions			270,069
Net change in unrealized appreciation (depreciation)			42,187
Net assets			$18,334,754

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	12,353	$18,263	1.25%	7.8%	12/31/2025	$1.51	0	$0	1.00%	8.1%	12/31/2025	$1.55	46	$71	0.75%	8.4%
12/31/2024	1.37	10,093	13,840	1.25%	7.1%	12/31/2024	1.40	0	0	1.00%	7.4%	12/31/2024	1.43	169	241	0.75%	7.7%
12/31/2023	1.28	8,874	11,359	1.25%	11.0%	12/31/2023	1.30	0	0	1.00%	11.2%	12/31/2023	1.33	195	259	0.75%	11.5%
12/31/2022	1.15	7,279	8,397	1.25%	-12.7%	12/31/2022	1.17	0	0	1.00%	-12.5%	12/31/2022	1.19	197	234	0.75%	-12.2%
12/31/2021	1.32	6,576	8,687	1.25%	5.2%	12/31/2021	1.34	0	0	1.00%	5.4%	12/31/2021	1.35	197	267	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	8.6%	12/31/2025	$1.62	0	$0	0.25%	8.9%	12/31/2025	$1.66	0	$0	0.00%	9.2%
12/31/2024	1.46	0	0	0.50%	7.9%	12/31/2024	1.49	0	0	0.25%	8.2%	12/31/2024	1.52	0	0	0.00%	8.5%
12/31/2023	1.35	0	0	0.50%	11.8%	12/31/2023	1.37	0	0	0.25%	12.1%	12/31/2023	1.40	0	0	0.00%	12.3%
12/31/2022	1.21	0	0	0.50%	-12.0%	12/31/2022	1.23	0	0	0.25%	-11.8%	12/31/2022	1.24	0	0	0.00%	-11.6%
12/31/2021	1.37	0	0	0.50%	5.9%	12/31/2021	1.39	0	0	0.25%	6.2%	12/31/2021	1.41	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	7.4%
2023	6.6%
2022	5.8%
2021	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund R6 Class - 06-FFC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,631	$26,040	583
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$27,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,666	10,363	$2.67
Band 100	-	-	2.73
Band 75	-	-	2.79
Band 50	-	-	2.86
Band 25	-	-	2.92
Band 0	-	-	2.99
Total	$27,666	10,363

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$83
Mortality & expense charges			(276)
Net investment income (loss)			(193)

Gain (loss) on investments:
Net realized gain (loss)			(23)
Realized gain distributions			2,585
Net change in unrealized appreciation (depreciation)			1,839
Net gain (loss)			4,401

Increase (decrease) in net assets from operations			$4,208

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(193)	$(77)
Net realized gain (loss)		(23)	1,344
Realized gain distributions		2,585	2,053
Net change in unrealized appreciation (depreciation)		1,839	(1,972)

Increase (decrease) in net assets from operations		4,208	1,348

Contract owner transactions:
Proceeds from units sold		3,674	2,979
Cost of units redeemed		(633)	(9,085)
Account charges		(25)	(24)
Increase (decrease)		3,016	(6,130)
Net increase (decrease)		7,224	(4,782)
Net assets, beginning		20,442	25,224
Net assets, ending		$27,666	$20,442

Units sold		1,614	1,286
Units redeemed		(301)	(4,244)
Net increase (decrease)		1,313	(2,958)
Units outstanding, beginning		9,050	12,008
Units outstanding, ending		10,363	9,050

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$29,258
Cost of units redeemed/account charges			(9,784)
Net investment income (loss)			(495)
Net realized gain (loss)			1,332
Realized gain distributions			5,764
Net change in unrealized appreciation (depreciation)			1,591
Net assets			$27,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	10	$28	1.25%	18.2%	12/31/2025	$2.73	0	$0	1.00%	18.5%	12/31/2025	$2.79	0	$0	0.75%	18.8%
12/31/2024	2.26	9	20	1.25%	7.5%	12/31/2024	2.30	0	0	1.00%	7.8%	12/31/2024	2.35	0	0	0.75%	8.1%
12/31/2023	2.10	12	25	1.25%	11.4%	12/31/2023	2.14	0	0	1.00%	11.6%	12/31/2023	2.18	0	0	0.75%	11.9%
12/31/2022	1.89	4	8	1.25%	-11.1%	12/31/2022	1.92	0	0	1.00%	-10.9%	12/31/2022	1.94	0	0	0.75%	-10.6%
12/31/2021	2.12	0	0	1.25%	5.0%	12/31/2021	2.15	0	0	1.00%	5.3%	12/31/2021	2.18	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	0	$0	0.50%	19.1%	12/31/2025	$2.92	0	$0	0.25%	19.4%	12/31/2025	$2.99	0	$0	0.00%	19.7%
12/31/2024	2.40	0	0	0.50%	8.3%	12/31/2024	2.45	0	0	0.25%	8.6%	12/31/2024	2.50	0	0	0.00%	8.9%
12/31/2023	2.21	0	0	0.50%	12.2%	12/31/2023	2.25	0	0	0.25%	12.5%	12/31/2023	2.29	0	0	0.00%	12.7%
12/31/2022	1.97	0	0	0.50%	-10.4%	12/31/2022	2.00	0	0	0.25%	-10.2%	12/31/2022	2.03	0	0	0.00%	-10.0%
12/31/2021	2.20	0	0	0.50%	5.8%	12/31/2021	2.23	0	0	0.25%	6.1%	12/31/2021	2.26	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,831,723	$8,105,738	387,327
Receivables: investments sold	209,188
Payables: investments purchased	-
Net assets	$8,040,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,913,327	3,597,569	$2.20
Band 100	-	-	2.25
Band 75	127,584	55,432	2.30
Band 50	-	-	2.35
Band 25	-	-	2.41
Band 0	-	-	2.46
Total	$8,040,911	3,653,001

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(112,608)
Net investment income (loss)			(112,608)

Gain (loss) on investments:
Net realized gain (loss)			96,597
Realized gain distributions			613,342
Net change in unrealized appreciation (depreciation)			(893,011)
Net gain (loss)			(183,072)

Increase (decrease) in net assets from operations			$(295,680)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(112,608)	$(113,073)
Net realized gain (loss)		96,597	97,210
Realized gain distributions		613,342	409,349
Net change in unrealized appreciation (depreciation)		(893,011)	536,469

Increase (decrease) in net assets from operations		(295,680)	929,955

Contract owner transactions:
Proceeds from units sold		1,984,414	1,741,227
Cost of units redeemed		(3,016,154)	(1,618,990)
Account charges		(19,972)	(21,125)
Increase (decrease)		(1,051,712)	101,112
Net increase (decrease)		(1,347,392)	1,031,067
Net assets, beginning		9,388,303	8,357,236
Net assets, ending		$8,040,911	$9,388,303

Units sold		901,071	809,807
Units redeemed		(1,364,505)	(751,611)
Net increase (decrease)		(463,434)	58,196
Units outstanding, beginning		4,116,435	4,058,239
Units outstanding, ending		3,653,001	4,116,435

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,210,057
Cost of units redeemed/account charges			(8,857,917)
Net investment income (loss)			(450,563)
Net realized gain (loss)			(318,436)
Realized gain distributions			3,731,785
Net change in unrealized appreciation (depreciation)			(274,015)
Net assets			$8,040,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	3,598	$7,913	1.25%	-3.5%	12/31/2025	$2.25	0	$0	1.00%	-3.3%	12/31/2025	$2.30	55	$128	0.75%	-3.0%
12/31/2024	2.28	4,061	9,258	1.25%	10.8%	12/31/2024	2.33	0	0	1.00%	11.0%	12/31/2024	2.37	55	131	0.75%	11.3%
12/31/2023	2.06	3,993	8,217	1.25%	19.2%	12/31/2023	2.09	0	0	1.00%	19.5%	12/31/2023	2.13	66	140	0.75%	19.8%
12/31/2022	1.73	3,140	5,420	1.25%	-24.7%	12/31/2022	1.75	0	0	1.00%	-24.5%	12/31/2022	1.78	70	125	0.75%	-24.3%
12/31/2021	2.29	1,327	3,042	1.25%	10.4%	12/31/2021	2.32	0	0	1.00%	10.7%	12/31/2021	2.35	89	209	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	-2.8%	12/31/2025	$2.41	0	$0	0.25%	-2.5%	12/31/2025	$2.46	0	$0	0.00%	-2.3%
12/31/2024	2.42	0	0	0.50%	11.6%	12/31/2024	2.47	0	0	0.25%	11.9%	12/31/2024	2.52	0	0	0.00%	12.2%
12/31/2023	2.17	0	0	0.50%	20.1%	12/31/2023	2.21	0	0	0.25%	20.4%	12/31/2023	2.25	0	0	0.00%	20.7%
12/31/2022	1.81	0	0	0.50%	-24.1%	12/31/2022	1.83	0	0	0.25%	-23.9%	12/31/2022	1.86	0	0	0.00%	-23.7%
12/31/2021	2.38	0	0	0.50%	11.3%	12/31/2021	2.41	0	0	0.25%	11.6%	12/31/2021	2.44	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund R6 Class - 06-FFG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,006	$120,777	2,050
Receivables: investments sold	-
Payables: investments purchased	(2,286)
Net assets	$151,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,720	79,509	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$151,720	79,509

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,880
Mortality & expense charges			(1,847)
Net investment income (loss)			33

Gain (loss) on investments:
Net realized gain (loss)			(234)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			47,965
Net gain (loss)			47,731

Increase (decrease) in net assets from operations			$47,764

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33	$355
Net realized gain (loss)		(234)	11,380
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		47,965	(15,874)

Increase (decrease) in net assets from operations		47,764	(4,139)

Contract owner transactions:
Proceeds from units sold		10,389	314,777
Cost of units redeemed		(112,138)	(349,521)
Account charges		(295)	(904)
Increase (decrease)		(102,044)	(35,648)
Net increase (decrease)		(54,280)	(39,787)
Net assets, beginning		206,000	245,787
Net assets, ending		$151,720	$206,000

Units sold		6,754	204,911
Units redeemed		(75,668)	(233,502)
Net increase (decrease)		(68,914)	(28,591)
Units outstanding, beginning		148,423	177,014
Units outstanding, ending		79,509	148,423

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,217,668
Cost of units redeemed/account charges			(2,268,968)
Net investment income (loss)			6,669
Net realized gain (loss)			163,122
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,229
Net assets			$151,720

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	80	$152	1.25%	37.5%	12/31/2025	$1.95	0	$0	1.00%	37.8%	12/31/2025	$2.00	0	$0	0.75%	38.2%
12/31/2024	1.39	148	206	1.25%	0.0%	12/31/2024	1.42	0	0	1.00%	0.2%	12/31/2024	1.45	0	0	0.75%	0.5%
12/31/2023	1.39	177	246	1.25%	-2.9%	12/31/2023	1.41	0	0	1.00%	-2.7%	12/31/2023	1.44	0	0	0.75%	-2.5%
12/31/2022	1.43	121	173	1.25%	23.5%	12/31/2022	1.45	0	0	1.00%	23.8%	12/31/2022	1.47	0	0	0.75%	24.1%
12/31/2021	1.16	354	410	1.25%	26.3%	12/31/2021	1.17	0	0	1.00%	26.6%	12/31/2021	1.19	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	38.5%	12/31/2025	$2.09	0	$0	0.25%	38.9%	12/31/2025	$2.14	0	$0	0.00%	39.2%
12/31/2024	1.47	0	0	0.50%	0.7%	12/31/2024	1.50	0	0	0.25%	1.0%	12/31/2024	1.54	0	0	0.00%	1.2%
12/31/2023	1.46	0	0	0.50%	-2.2%	12/31/2023	1.49	0	0	0.25%	-2.0%	12/31/2023	1.52	0	0	0.00%	-1.7%
12/31/2022	1.50	0	0	0.50%	24.5%	12/31/2022	1.52	0	0	0.25%	24.8%	12/31/2022	1.54	0	0	0.00%	25.1%
12/31/2021	1.20	0	0	0.50%	27.2%	12/31/2021	1.22	0	0	0.25%	27.5%	12/31/2021	1.23	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.8%
2023	2.6%
2022	1.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R6 Class - 06-FFH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,856,220	$30,709,670	2,457,114
Receivables: investments sold	71,259
Payables: investments purchased	-
Net assets	$29,927,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,927,479	25,979,955	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$29,927,479	25,979,955

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,395,256
Mortality & expense charges			(371,622)
Net investment income (loss)			1,023,634

Gain (loss) on investments:
Net realized gain (loss)			(943,110)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,703,194
Net gain (loss)			760,084

Increase (decrease) in net assets from operations			$1,783,718

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,023,634	$1,101,723
Net realized gain (loss)		(943,110)	(875,764)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,703,194	350,865

Increase (decrease) in net assets from operations		1,783,718	576,824

Contract owner transactions:
Proceeds from units sold		18,896,997	14,770,361
Cost of units redeemed		(21,586,347)	(16,012,272)
Account charges		(67,092)	(74,602)
Increase (decrease)		(2,756,442)	(1,316,513)
Net increase (decrease)		(972,724)	(739,689)
Net assets, beginning		30,900,203	31,639,892
Net assets, ending		$29,927,479	$30,900,203

Units sold		17,596,835	14,000,854
Units redeemed		(20,178,329)	(15,088,695)
Net increase (decrease)		(2,581,494)	(1,087,841)
Units outstanding, beginning		28,561,449	29,649,290
Units outstanding, ending		25,979,955	28,561,449

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$145,241,806
Cost of units redeemed/account charges			(117,485,089)
Net investment income (loss)			6,242,115
Net realized gain (loss)			(4,734,380)
Realized gain distributions			1,516,477
Net change in unrealized appreciation (depreciation)			(853,450)
Net assets			$29,927,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	25,980	$29,927	1.25%	6.5%	12/31/2025	$1.18	0	$0	1.00%	6.7%	12/31/2025	$1.21	0	$0	0.75%	7.0%
12/31/2024	1.08	28,561	30,900	1.25%	1.7%	12/31/2024	1.10	0	0	1.00%	2.0%	12/31/2024	1.13	0	0	0.75%	2.3%
12/31/2023	1.06	28,484	30,286	1.25%	6.5%	12/31/2023	1.08	0	0	1.00%	6.7%	12/31/2023	1.10	0	0	0.75%	7.0%
12/31/2022	1.00	28,656	28,622	1.25%	-15.9%	12/31/2022	1.01	0	0	1.00%	-15.7%	12/31/2022	1.03	0	0	0.75%	-15.5%
12/31/2021	1.19	31,466	37,386	1.25%	-2.4%	12/31/2021	1.20	0	0	1.00%	-2.1%	12/31/2021	1.22	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	7.3%	12/31/2025	$1.26	0	$0	0.25%	7.5%	12/31/2025	$1.29	0	$0	0.00%	7.8%
12/31/2024	1.15	0	0	0.50%	2.5%	12/31/2024	1.17	0	0	0.25%	2.8%	12/31/2024	1.20	0	0	0.00%	3.0%
12/31/2023	1.12	0	0	0.50%	7.3%	12/31/2023	1.14	0	0	0.25%	7.5%	12/31/2023	1.16	1,166	1,354	0.00%	7.8%
12/31/2022	1.05	0	0	0.50%	-15.3%	12/31/2022	1.06	0	0	0.25%	-15.1%	12/31/2022	1.08	1,184	1,276	0.00%	-14.9%
12/31/2021	1.23	0	0	0.50%	-1.6%	12/31/2021	1.25	0	0	0.25%	-1.4%	12/31/2021	1.27	1,143	1,446	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	4.7%
2023	4.7%
2022	3.5%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,896,906	$1,339,307	57,458
Receivables: investments sold	48,648
Payables: investments purchased	-
Net assets	$1,945,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,945,554	635,928	$3.06
Band 100	-	-	3.12
Band 75	-	-	3.18
Band 50	-	-	3.25
Band 25	-	-	3.32
Band 0	-	-	3.38
Total	$1,945,554	635,928

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,978)
Net investment income (loss)			(23,978)

Gain (loss) on investments:
Net realized gain (loss)			427,194
Realized gain distributions			67,842
Net change in unrealized appreciation (depreciation)			(161,978)
Net gain (loss)			333,058

Increase (decrease) in net assets from operations			$309,080

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,978)	$(44,022)
Net realized gain (loss)		427,194	540,350
Realized gain distributions		67,842	-
Net change in unrealized appreciation (depreciation)		(161,978)	445,561

Increase (decrease) in net assets from operations		309,080	941,889

Contract owner transactions:
Proceeds from units sold		424,141	999,152
Cost of units redeemed		(1,394,779)	(2,623,125)
Account charges		(1,589)	(2,137)
Increase (decrease)		(972,227)	(1,626,110)
Net increase (decrease)		(663,147)	(684,221)
Net assets, beginning		2,608,701	3,292,922
Net assets, ending		$1,945,554	$2,608,701

Units sold		167,665	428,964
Units redeemed		(511,114)	(1,060,993)
Net increase (decrease)		(343,449)	(632,029)
Units outstanding, beginning		979,377	1,611,406
Units outstanding, ending		635,928	979,377

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,915,740
Cost of units redeemed/account charges			(9,104,283)
Net investment income (loss)			(167,091)
Net realized gain (loss)			307,680
Realized gain distributions			435,909
Net change in unrealized appreciation (depreciation)			557,599
Net assets			$1,945,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	636	$1,946	1.25%	14.9%	12/31/2025	$3.12	0	$0	1.00%	15.1%	12/31/2025	$3.18	0	$0	0.75%	15.4%
12/31/2024	2.66	979	2,609	1.25%	30.3%	12/31/2024	2.71	0	0	1.00%	30.7%	12/31/2024	2.76	0	0	0.75%	31.0%
12/31/2023	2.04	1,611	3,293	1.25%	50.9%	12/31/2023	2.07	0	0	1.00%	51.3%	12/31/2023	2.11	0	0	0.75%	51.7%
12/31/2022	1.35	2,128	2,881	1.25%	-41.2%	12/31/2022	1.37	0	0	1.00%	-41.1%	12/31/2022	1.39	0	0	0.75%	-40.9%
12/31/2021	2.30	1,541	3,551	1.25%	4.7%	12/31/2021	2.33	0	0	1.00%	5.0%	12/31/2021	2.35	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.25	0	$0	0.50%	15.7%	12/31/2025	$3.32	0	$0	0.25%	16.0%	12/31/2025	$3.38	0	$0	0.00%	16.3%
12/31/2024	2.81	0	0	0.50%	31.3%	12/31/2024	2.86	0	0	0.25%	31.7%	12/31/2024	2.91	0	0	0.00%	32.0%
12/31/2023	2.14	0	0	0.50%	52.1%	12/31/2023	2.17	0	0	0.25%	52.5%	12/31/2023	2.20	0	0	0.00%	52.8%
12/31/2022	1.41	0	0	0.50%	-40.8%	12/31/2022	1.42	0	0	0.25%	-40.6%	12/31/2022	1.44	0	0	0.00%	-40.5%
12/31/2021	2.37	0	0	0.50%	5.5%	12/31/2021	2.40	0	0	0.25%	5.8%	12/31/2021	2.42	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R6 Class - 06-GJN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,583,335	$1,538,735	66,802
Receivables: investments sold	42,639
Payables: investments purchased	-
Net assets	$1,625,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,625,974	824,613	$1.97
Band 100	-	-	2.04
Band 75	-	-	2.05
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$1,625,974	824,613

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,987
Mortality & expense charges			(26,171)
Net investment income (loss)			(16,184)

Gain (loss) on investments:
Net realized gain (loss)			81,699
Realized gain distributions			148,274
Net change in unrealized appreciation (depreciation)			(48,352)
Net gain (loss)			181,621

Increase (decrease) in net assets from operations			$165,437

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,184)	$(3,944)
Net realized gain (loss)		81,699	6,413
Realized gain distributions		148,274	33,848
Net change in unrealized appreciation (depreciation)		(48,352)	151,077

Increase (decrease) in net assets from operations		165,437	187,394

Contract owner transactions:
Proceeds from units sold		1,019,616	496,170
Cost of units redeemed		(1,274,928)	(305,491)
Account charges		(1,868)	(2,096)
Increase (decrease)		(257,180)	188,583
Net increase (decrease)		(91,743)	375,977
Net assets, beginning		1,717,717	1,341,740
Net assets, ending		$1,625,974	$1,717,717

Units sold		558,426	283,180
Units redeemed		(657,752)	(172,963)
Net increase (decrease)		(99,326)	110,217
Units outstanding, beginning		923,939	813,722
Units outstanding, ending		824,613	923,939

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,436,676
Cost of units redeemed/account charges			(2,168,449)
Net investment income (loss)			(32,986)
Net realized gain (loss)			(25,346)
Realized gain distributions			371,479
Net change in unrealized appreciation (depreciation)			44,600
Net assets			$1,625,974

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	825	$1,626	1.25%	6.1%	12/31/2025	$2.04	0	$0	1.00%	6.3%	12/31/2025	$2.05	0	$0	0.75%	6.6%
12/31/2024	1.86	924	1,718	1.25%	12.7%	12/31/2024	1.92	0	0	1.00%	13.0%	12/31/2024	1.93	0	0	0.75%	13.3%
12/31/2023	1.65	814	1,342	1.25%	10.6%	12/31/2023	1.70	0	0	1.00%	10.9%	12/31/2023	1.70	0	0	0.75%	11.2%
12/31/2022	1.49	396	591	1.25%	-19.6%	12/31/2022	1.53	0	0	1.00%	-19.4%	12/31/2022	1.53	0	0	0.75%	-19.2%
12/31/2021	1.85	337	625	1.25%	27.9%	12/31/2021	1.90	0	0	1.00%	28.2%	12/31/2021	1.89	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	6.9%	12/31/2025	$2.14	0	$0	0.25%	7.1%	12/31/2025	$2.18	0	$0	0.00%	7.4%
12/31/2024	1.96	0	0	0.50%	13.6%	12/31/2024	2.00	0	0	0.25%	13.9%	12/31/2024	2.03	0	0	0.00%	14.2%
12/31/2023	1.73	0	0	0.50%	11.5%	12/31/2023	1.75	0	0	0.25%	11.7%	12/31/2023	1.78	0	0	0.00%	12.0%
12/31/2022	1.55	0	0	0.50%	-19.0%	12/31/2022	1.57	0	0	0.25%	-18.8%	12/31/2022	1.59	0	0	0.00%	-18.6%
12/31/2021	1.91	0	0	0.50%	28.9%	12/31/2021	1.93	0	0	0.25%	29.2%	12/31/2021	1.95	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.0%
2023	0.8%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,128	$9,529	514
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$14,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,127	8,967	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$14,127	8,967

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$206
Mortality & expense charges			(163)
Net investment income (loss)			43

Gain (loss) on investments:
Net realized gain (loss)			46
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,403
Net gain (loss)			1,449

Increase (decrease) in net assets from operations			$1,492

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43	$73
Net realized gain (loss)		46	37
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,403	1,087

Increase (decrease) in net assets from operations		1,492	1,197

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1	-
Net increase (decrease)		1,493	1,197
Net assets, beginning		12,634	11,437
Net assets, ending		$14,127	$12,634

Units sold		-	1
Units redeemed		-	-
Net increase (decrease)		-	1
Units outstanding, beginning		8,967	8,966
Units outstanding, ending		8,967	8,967

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$303,532
Cost of units redeemed/account charges			(272,858)
Net investment income (loss)			3,399
Net realized gain (loss)			(32,873)
Realized gain distributions			8,328
Net change in unrealized appreciation (depreciation)			4,599
Net assets			$14,127

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	9	$14	1.25%	11.8%	12/31/2025	$1.61	0	$0	1.00%	12.1%	12/31/2025	$1.64	0	$0	0.75%	12.4%
12/31/2024	1.41	9	13	1.25%	10.5%	12/31/2024	1.44	0	0	1.00%	10.7%	12/31/2024	1.46	0	0	0.75%	11.0%
12/31/2023	1.28	9	11	1.25%	10.4%	12/31/2023	1.30	0	0	1.00%	10.7%	12/31/2023	1.32	0	0	0.75%	10.9%
12/31/2022	1.16	17	20	1.25%	-10.2%	12/31/2022	1.17	0	0	1.00%	-10.0%	12/31/2022	1.19	0	0	0.75%	-9.8%
12/31/2021	1.29	16	20	1.25%	33.2%	12/31/2021	1.30	0	0	1.00%	33.5%	12/31/2021	1.32	0	0	0.75%	33.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	12.7%	12/31/2025	$1.72	0	$0	0.25%	12.9%	12/31/2025	$1.75	0	$0	0.00%	13.2%
12/31/2024	1.49	0	0	0.50%	11.3%	12/31/2024	1.52	0	0	0.25%	11.6%	12/31/2024	1.55	0	0	0.00%	11.9%
12/31/2023	1.34	0	0	0.50%	11.2%	12/31/2023	1.36	0	0	0.25%	11.5%	12/31/2023	1.38	0	0	0.00%	11.8%
12/31/2022	1.20	0	0	0.50%	-9.6%	12/31/2022	1.22	0	0	0.25%	-9.3%	12/31/2022	1.24	0	0	0.00%	-9.1%
12/31/2021	1.33	0	0	0.50%	34.2%	12/31/2021	1.35	0	0	0.25%	34.5%	12/31/2021	1.36	0	0	0.00%	34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.9%
2023	1.6%
2022	2.0%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$327,239	$288,284	16,862
Receivables: investments sold	-
Payables: investments purchased	(6,678)
Net assets	$320,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$320,561	205,226	$1.56
Band 100	-	-	1.62
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.73
Total	$320,561	205,226

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,290
Mortality & expense charges			(3,476)
Net investment income (loss)			(186)

Gain (loss) on investments:
Net realized gain (loss)			2,528
Realized gain distributions			1,140
Net change in unrealized appreciation (depreciation)			34,976
Net gain (loss)			38,644

Increase (decrease) in net assets from operations			$38,458

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(186)	$1,281
Net realized gain (loss)		2,528	3,655
Realized gain distributions		1,140	27,507
Net change in unrealized appreciation (depreciation)		34,976	(22,620)

Increase (decrease) in net assets from operations		38,458	9,823

Contract owner transactions:
Proceeds from units sold		92,743	94,466
Cost of units redeemed		(66,428)	(27,009)
Account charges		(206)	(494)
Increase (decrease)		26,109	66,963
Net increase (decrease)		64,567	76,786
Net assets, beginning		255,994	179,208
Net assets, ending		$320,561	$255,994

Units sold		68,094	70,501
Units redeemed		(47,077)	(20,177)
Net increase (decrease)		21,017	50,324
Units outstanding, beginning		184,209	133,885
Units outstanding, ending		205,226	184,209

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$465,795
Cost of units redeemed/account charges			(241,801)
Net investment income (loss)			5,385
Net realized gain (loss)			11,875
Realized gain distributions			40,352
Net change in unrealized appreciation (depreciation)			38,955
Net assets			$320,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	205	$321	1.25%	12.4%	12/31/2025	$1.62	0	$0	1.00%	12.7%	12/31/2025	$1.63	0	$0	0.75%	13.0%
12/31/2024	1.39	184	256	1.25%	3.8%	12/31/2024	1.43	0	0	1.00%	4.1%	12/31/2024	1.44	0	0	0.75%	4.3%
12/31/2023	1.34	134	179	1.25%	15.6%	12/31/2023	1.38	0	0	1.00%	15.9%	12/31/2023	1.38	0	0	0.75%	16.2%
12/31/2022	1.16	68	79	1.25%	-12.2%	12/31/2022	1.19	0	0	1.00%	-12.0%	12/31/2022	1.19	0	0	0.75%	-11.8%
12/31/2021	1.32	37	49	1.25%	40.0%	12/31/2021	1.35	0	0	1.00%	40.4%	12/31/2021	1.35	0	0	0.75%	40.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	13.2%	12/31/2025	$1.69	0	$0	0.25%	13.5%	12/31/2025	$1.73	0	$0	0.00%	13.8%
12/31/2024	1.47	0	0	0.50%	4.6%	12/31/2024	1.49	0	0	0.25%	4.9%	12/31/2024	1.52	0	0	0.00%	5.1%
12/31/2023	1.40	0	0	0.50%	16.5%	12/31/2023	1.42	0	0	0.25%	16.8%	12/31/2023	1.44	0	0	0.00%	17.1%
12/31/2022	1.20	0	0	0.50%	-11.6%	12/31/2022	1.22	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.36	0	0	0.50%	41.1%	12/31/2021	1.37	0	0	0.25%	41.4%	12/31/2021	1.39	0	0	0.00%	41.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.9%
2023	3.7%
2022	2.4%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$563,941	$584,849	29,214
Receivables: investments sold	490
Payables: investments purchased	-
Net assets	$564,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$564,431	332,861	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$564,431	332,861

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,110)
Net investment income (loss)			(7,110)

Gain (loss) on investments:
Net realized gain (loss)			5,732
Realized gain distributions			42,543
Net change in unrealized appreciation (depreciation)			(65,361)
Net gain (loss)			(17,086)

Increase (decrease) in net assets from operations			$(24,196)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,110)	$(6,230)
Net realized gain (loss)		5,732	20,794
Realized gain distributions		42,543	27,862
Net change in unrealized appreciation (depreciation)		(65,361)	3,755

Increase (decrease) in net assets from operations		(24,196)	46,181

Contract owner transactions:
Proceeds from units sold		120,870	236,710
Cost of units redeemed		(111,766)	(166,594)
Account charges		(28)	(69)
Increase (decrease)		9,076	70,047
Net increase (decrease)		(15,120)	116,228
Net assets, beginning		579,551	463,323
Net assets, ending		$564,431	$579,551

Units sold		71,299	144,304
Units redeemed		(66,638)	(105,372)
Net increase (decrease)		4,661	38,932
Units outstanding, beginning		328,200	289,268
Units outstanding, ending		332,861	328,200

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$780,666
Cost of units redeemed/account charges			(290,578)
Net investment income (loss)			(15,549)
Net realized gain (loss)			26,615
Realized gain distributions			84,185
Net change in unrealized appreciation (depreciation)			(20,908)
Net assets			$564,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	333	$564	1.25%	-4.0%	12/31/2025	$1.73	0	$0	1.00%	-3.7%	12/31/2025	$1.76	0	$0	0.75%	-3.5%
12/31/2024	1.77	328	580	1.25%	10.2%	12/31/2024	1.79	0	0	1.00%	10.5%	12/31/2024	1.82	0	0	0.75%	10.8%
12/31/2023	1.60	289	463	1.25%	18.6%	12/31/2023	1.62	0	0	1.00%	18.9%	12/31/2023	1.65	0	0	0.75%	19.2%
12/31/2022	1.35	0	0	1.25%	-25.0%	12/31/2022	1.37	0	0	1.00%	-24.8%	12/31/2022	1.38	0	0	0.75%	-24.6%
12/31/2021	1.80	0	0	1.25%	9.9%	12/31/2021	1.82	0	0	1.00%	10.2%	12/31/2021	1.83	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	-3.2%	12/31/2025	$1.83	0	$0	0.25%	-3.0%	12/31/2025	$1.86	0	$0	0.00%	-2.8%
12/31/2024	1.85	0	0	0.50%	11.1%	12/31/2024	1.88	0	0	0.25%	11.4%	12/31/2024	1.92	0	0	0.00%	11.6%
12/31/2023	1.67	0	0	0.50%	19.5%	12/31/2023	1.69	0	0	0.25%	19.8%	12/31/2023	1.72	0	0	0.00%	20.1%
12/31/2022	1.40	0	0	0.50%	-24.4%	12/31/2022	1.41	0	0	0.25%	-24.3%	12/31/2022	1.43	0	0	0.00%	-24.1%
12/31/2021	1.85	0	0	0.50%	10.7%	12/31/2021	1.86	0	0	0.25%	11.0%	12/31/2021	1.88	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,756,447	$1,846,475	88,118
Receivables: investments sold	10,327
Payables: investments purchased	-
Net assets	$1,766,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,766,774	1,022,289	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$1,766,774	1,022,289

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,989)
Net investment income (loss)			(21,989)

Gain (loss) on investments:
Net realized gain (loss)			15,411
Realized gain distributions			127,995
Net change in unrealized appreciation (depreciation)			(181,232)
Net gain (loss)			(37,826)

Increase (decrease) in net assets from operations			$(59,815)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,989)	$(19,584)
Net realized gain (loss)		15,411	17,257
Realized gain distributions		127,995	79,986
Net change in unrealized appreciation (depreciation)		(181,232)	89,920

Increase (decrease) in net assets from operations		(59,815)	167,579

Contract owner transactions:
Proceeds from units sold		271,644	1,827,708
Cost of units redeemed		(223,964)	(231,427)
Account charges		(22)	(11)
Increase (decrease)		47,658	1,596,270
Net increase (decrease)		(12,157)	1,763,849
Net assets, beginning		1,778,931	15,082
Net assets, ending		$1,766,774	$1,778,931

Units sold		155,177	1,115,121
Units redeemed		(124,063)	(133,232)
Net increase (decrease)		31,114	981,889
Units outstanding, beginning		991,175	9,286
Units outstanding, ending		1,022,289	991,175

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,115,183
Cost of units redeemed/account charges			(457,970)
Net investment income (loss)			(41,685)
Net realized gain (loss)			32,846
Realized gain distributions			208,428
Net change in unrealized appreciation (depreciation)			(90,028)
Net assets			$1,766,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	1,022	$1,767	1.25%	-3.7%	12/31/2025	$1.76	0	$0	1.00%	-3.5%	12/31/2025	$1.79	0	$0	0.75%	-3.2%
12/31/2024	1.79	991	1,779	1.25%	10.5%	12/31/2024	1.82	0	0	1.00%	10.8%	12/31/2024	1.85	0	0	0.75%	11.1%
12/31/2023	1.62	9	15	1.25%	18.9%	12/31/2023	1.65	0	0	1.00%	19.2%	12/31/2023	1.67	0	0	0.75%	19.5%
12/31/2022	1.37	0	0	1.25%	-24.8%	12/31/2022	1.38	0	0	1.00%	-24.6%	12/31/2022	1.40	0	0	0.75%	-24.5%
12/31/2021	1.82	0	0	1.25%	10.2%	12/31/2021	1.83	0	0	1.00%	10.4%	12/31/2021	1.85	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	-3.0%	12/31/2025	$1.86	0	$0	0.25%	-2.7%	12/31/2025	$1.90	0	$0	0.00%	-2.5%
12/31/2024	1.88	0	0	0.50%	11.3%	12/31/2024	1.92	0	0	0.25%	11.6%	12/31/2024	1.95	0	0	0.00%	11.9%
12/31/2023	1.69	0	0	0.50%	19.8%	12/31/2023	1.72	0	0	0.25%	20.1%	12/31/2023	1.74	0	0	0.00%	20.4%
12/31/2022	1.41	0	0	0.50%	-24.3%	12/31/2022	1.43	0	0	0.25%	-24.1%	12/31/2022	1.45	0	0	0.00%	-23.9%
12/31/2021	1.87	0	0	0.50%	11.0%	12/31/2021	1.88	0	0	0.25%	11.3%	12/31/2021	1.90	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R2 Class - 06-3FH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,397	$76,535	16,394
Receivables: investments sold	1,280
Payables: investments purchased	-
Net assets	$79,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,677	60,471	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$79,677	60,471

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,980
Mortality & expense charges			(962)
Net investment income (loss)			4,018

Gain (loss) on investments:
Net realized gain (loss)			521
Realized gain distributions			95
Net change in unrealized appreciation (depreciation)			755
Net gain (loss)			1,371

Increase (decrease) in net assets from operations			$5,389

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,018	$13,022
Net realized gain (loss)		521	3,567
Realized gain distributions		95	864
Net change in unrealized appreciation (depreciation)		755	3,454

Increase (decrease) in net assets from operations		5,389	20,907

Contract owner transactions:
Proceeds from units sold		21,845	270,822
Cost of units redeemed		(34,002)	(271,912)
Account charges		(216)	(191)
Increase (decrease)		(12,373)	(1,281)
Net increase (decrease)		(6,984)	19,626
Net assets, beginning		86,661	67,035
Net assets, ending		$79,677	$86,661

Units sold		17,311	234,763
Units redeemed		(27,528)	(222,343)
Net increase (decrease)		(10,217)	12,420
Units outstanding, beginning		70,688	58,268
Units outstanding, ending		60,471	70,688

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$423,668
Cost of units redeemed/account charges			(372,289)
Net investment income (loss)			25,666
Net realized gain (loss)			(1,181)
Realized gain distributions			1,951
Net change in unrealized appreciation (depreciation)			1,862
Net assets			$79,677

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	60	$80	1.25%	7.5%	12/31/2025	$1.34	0	$0	1.00%	7.7%	12/31/2025	$1.37	0	$0	0.75%	8.0%
12/31/2024	1.23	71	87	1.25%	6.6%	12/31/2024	1.25	0	0	1.00%	6.8%	12/31/2024	1.27	0	0	0.75%	7.1%
12/31/2023	1.15	58	67	1.25%	10.1%	12/31/2023	1.17	0	0	1.00%	10.4%	12/31/2023	1.18	0	0	0.75%	10.7%
12/31/2022	1.04	67	70	1.25%	-12.9%	12/31/2022	1.06	0	0	1.00%	-12.7%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	36	43	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	8.3%	12/31/2025	$1.42	0	$0	0.25%	8.6%	12/31/2025	$1.45	0	$0	0.00%	8.8%
12/31/2024	1.29	0	0	0.50%	7.4%	12/31/2024	1.31	0	0	0.25%	7.6%	12/31/2024	1.33	0	0	0.00%	7.9%
12/31/2023	1.20	0	0	0.50%	11.0%	12/31/2023	1.22	0	0	0.25%	11.2%	12/31/2023	1.23	0	0	0.00%	11.5%
12/31/2022	1.08	0	0	0.50%	-12.3%	12/31/2022	1.09	0	0	0.25%	-12.1%	12/31/2022	1.11	0	0	0.00%	-11.9%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.25	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	20.9%
2023	6.3%
2022	6.1%
2021	8.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R4 Class - 06-3FJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,097	$141,808	29,698
Receivables: investments sold	939
Payables: investments purchased	-
Net assets	$144,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,036	107,457	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$144,036	107,457

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,358
Mortality & expense charges			(1,934)
Net investment income (loss)			8,424

Gain (loss) on investments:
Net realized gain (loss)			140
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			2,174
Net gain (loss)			2,486

Increase (decrease) in net assets from operations			$10,910

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,424	$8,623
Net realized gain (loss)		140	(53)
Realized gain distributions		172	457
Net change in unrealized appreciation (depreciation)		2,174	966

Increase (decrease) in net assets from operations		10,910	9,993

Contract owner transactions:
Proceeds from units sold		37,530	58,702
Cost of units redeemed		(74,230)	(27,526)
Account charges		(201)	(157)
Increase (decrease)		(36,901)	31,019
Net increase (decrease)		(25,991)	41,012
Net assets, beginning		170,027	129,015
Net assets, ending		$144,036	$170,027

Units sold		28,988	49,023
Units redeemed		(57,917)	(23,195)
Net increase (decrease)		(28,929)	25,828
Units outstanding, beginning		136,386	110,558
Units outstanding, ending		107,457	136,386

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$556,734
Cost of units redeemed/account charges			(424,675)
Net investment income (loss)			36,091
Net realized gain (loss)			(29,133)
Realized gain distributions			3,730
Net change in unrealized appreciation (depreciation)			1,289
Net assets			$144,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	107	$144	1.25%	7.5%	12/31/2025	$1.37	0	$0	1.00%	7.8%	12/31/2025	$1.39	0	$0	0.75%	8.1%
12/31/2024	1.25	136	170	1.25%	6.8%	12/31/2024	1.27	0	0	1.00%	7.1%	12/31/2024	1.29	0	0	0.75%	7.4%
12/31/2023	1.17	111	129	1.25%	10.4%	12/31/2023	1.18	0	0	1.00%	10.7%	12/31/2023	1.20	0	0	0.75%	11.0%
12/31/2022	1.06	65	69	1.25%	-12.7%	12/31/2022	1.07	0	0	1.00%	-12.5%	12/31/2022	1.08	0	0	0.75%	-12.3%
12/31/2021	1.21	145	175	1.25%	4.9%	12/31/2021	1.22	0	0	1.00%	5.1%	12/31/2021	1.23	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	0.50%	8.3%	12/31/2025	$1.45	0	$0	0.25%	8.6%	12/31/2025	$1.47	0	$0	0.00%	8.9%
12/31/2024	1.31	0	0	0.50%	7.6%	12/31/2024	1.33	0	0	0.25%	7.9%	12/31/2024	1.35	0	0	0.00%	8.2%
12/31/2023	1.22	0	0	0.50%	11.2%	12/31/2023	1.23	0	0	0.25%	11.5%	12/31/2023	1.25	0	0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-12.1%	12/31/2022	1.11	0	0	0.25%	-11.9%	12/31/2022	1.12	0	0	0.00%	-11.6%
12/31/2021	1.24	0	0	0.50%	5.7%	12/31/2021	1.25	0	0	0.25%	5.9%	12/31/2021	1.27	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.6%
2024	7.0%
2023	6.0%
2022	7.3%
2021	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R2 Class - 06-3FK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$325,255	$354,946	26,723
Receivables: investments sold	233
Payables: investments purchased	-
Net assets	$325,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$325,488	301,372	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$325,488	301,372

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,199
Mortality & expense charges			(3,050)
Net investment income (loss)			7,149

Gain (loss) on investments:
Net realized gain (loss)			(6,007)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,990
Net gain (loss)			6,983

Increase (decrease) in net assets from operations			$14,132

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,149	$7,867
Net realized gain (loss)		(6,007)	(3,152)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,990	(1,783)

Increase (decrease) in net assets from operations		14,132	2,932

Contract owner transactions:
Proceeds from units sold		90,158	13,426
Cost of units redeemed		(36,705)	(9,041)
Account charges		(21)	(35)
Increase (decrease)		53,432	4,350
Net increase (decrease)		67,564	7,282
Net assets, beginning		257,924	250,642
Net assets, ending		$325,488	$257,924

Units sold		83,930	24,915
Units redeemed		(35,783)	(20,609)
Net increase (decrease)		48,147	4,306
Units outstanding, beginning		253,225	248,919
Units outstanding, ending		301,372	253,225

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$806,872
Cost of units redeemed/account charges			(481,269)
Net investment income (loss)			38,936
Net realized gain (loss)			(21,358)
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(29,691)
Net assets			$325,488

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	301	$325	1.25%	6.0%	12/31/2025	$1.10	0	$0	1.00%	6.3%	12/31/2025	$1.12	0	$0	0.75%	6.6%
12/31/2024	1.02	253	258	1.25%	1.2%	12/31/2024	1.04	0	0	1.00%	1.4%	12/31/2024	1.05	0	0	0.75%	1.7%
12/31/2023	1.01	249	251	1.25%	5.9%	12/31/2023	1.02	0	0	1.00%	6.2%	12/31/2023	1.04	0	0	0.75%	6.5%
12/31/2022	0.95	295	280	1.25%	-16.4%	12/31/2022	0.96	0	0	1.00%	-16.1%	12/31/2022	0.97	0	0	0.75%	-15.9%
12/31/2021	1.14	297	337	1.25%	-2.9%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.16	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	6.8%	12/31/2025	$1.16	0	$0	0.25%	7.1%	12/31/2025	$1.19	0	$0	0.00%	7.4%
12/31/2024	1.07	0	0	0.50%	1.9%	12/31/2024	1.09	0	0	0.25%	2.2%	12/31/2024	1.11	0	0	0.00%	2.4%
12/31/2023	1.05	0	0	0.50%	6.7%	12/31/2023	1.06	0	0	0.25%	7.0%	12/31/2023	1.08	0	0	0.00%	7.3%
12/31/2022	0.98	0	0	0.50%	-15.7%	12/31/2022	0.99	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.17	0	0	0.50%	-2.1%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	4.4%
2023	4.7%
2022	3.0%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R4 Class - 06-3FM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,461	$36,353	3,006
Receivables: investments sold	156
Payables: investments purchased	-
Net assets	$36,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,617	33,271	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$36,617	33,271

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,671
Mortality & expense charges			(428)
Net investment income (loss)			1,243

Gain (loss) on investments:
Net realized gain (loss)			(780)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,990
Net gain (loss)			1,210

Increase (decrease) in net assets from operations			$2,453

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,243	$19,814
Net realized gain (loss)		(780)	(102,077)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,990	91,329

Increase (decrease) in net assets from operations		2,453	9,066

Contract owner transactions:
Proceeds from units sold		13,386	226,845
Cost of units redeemed		(32,200)	(752,670)
Account charges		(52)	(313)
Increase (decrease)		(18,866)	(526,138)
Net increase (decrease)		(16,413)	(517,072)
Net assets, beginning		53,030	570,102
Net assets, ending		$36,617	$53,030

Units sold		12,510	214,499
Units redeemed		(30,416)	(721,726)
Net increase (decrease)		(17,906)	(507,227)
Units outstanding, beginning		51,177	558,404
Units outstanding, ending		33,271	51,177

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,895,082
Cost of units redeemed/account charges			(3,686,551)
Net investment income (loss)			117,505
Net realized gain (loss)			(340,005)
Realized gain distributions			50,478
Net change in unrealized appreciation (depreciation)			108
Net assets			$36,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	33	$37	1.25%	6.2%	12/31/2025	$1.12	0	$0	1.00%	6.5%	12/31/2025	$1.14	0	$0	0.75%	6.7%
12/31/2024	1.04	51	53	1.25%	1.5%	12/31/2024	1.05	0	0	1.00%	1.8%	12/31/2024	1.07	0	0	0.75%	2.0%
12/31/2023	1.02	558	570	1.25%	6.2%	12/31/2023	1.04	0	0	1.00%	6.5%	12/31/2023	1.05	0	0	0.75%	6.7%
12/31/2022	0.96	533	512	1.25%	-16.1%	12/31/2022	0.97	0	0	1.00%	-15.9%	12/31/2022	0.98	0	0	0.75%	-15.7%
12/31/2021	1.15	1,610	1,845	1.25%	-2.6%	12/31/2021	1.16	0	0	1.00%	-2.4%	12/31/2021	1.17	0	0	0.75%	-2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	7.0%	12/31/2025	$1.19	0	$0	0.25%	7.3%	12/31/2025	$1.21	0	$0	0.00%	7.5%
12/31/2024	1.09	0	0	0.50%	2.3%	12/31/2024	1.11	0	0	0.25%	2.5%	12/31/2024	1.12	0	0	0.00%	2.8%
12/31/2023	1.06	0	0	0.50%	7.0%	12/31/2023	1.08	0	0	0.25%	7.3%	12/31/2023	1.09	0	0	0.00%	7.5%
12/31/2022	0.99	0	0	0.50%	-15.5%	12/31/2022	1.01	0	0	0.25%	-15.3%	12/31/2022	1.02	0	0	0.00%	-15.1%
12/31/2021	1.18	0	0	0.50%	-1.9%	12/31/2021	1.19	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	8.7%
2023	4.5%
2022	2.4%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R2 Class - 06-3FN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,515	$5,370	281
Receivables: investments sold	263
Payables: investments purchased	-
Net assets	$5,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,778	4,843	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$5,778	4,843

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$328
Mortality & expense charges			(175)
Net investment income (loss)			153

Gain (loss) on investments:
Net realized gain (loss)			306
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			679
Net gain (loss)			985

Increase (decrease) in net assets from operations			$1,138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153	$226
Net realized gain (loss)		306	(742)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		679	1,344

Increase (decrease) in net assets from operations		1,138	828

Contract owner transactions:
Proceeds from units sold		5,783	9,667
Cost of units redeemed		(24,318)	(16,404)
Account charges		(4)	(11)
Increase (decrease)		(18,539)	(6,748)
Net increase (decrease)		(17,401)	(5,920)
Net assets, beginning		23,179	29,099
Net assets, ending		$5,778	$23,179

Units sold		5,042	20,466
Units redeemed		(21,083)	(26,312)
Net increase (decrease)		(16,041)	(5,846)
Units outstanding, beginning		20,884	26,730
Units outstanding, ending		4,843	20,884

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$59,238
Cost of units redeemed/account charges			(58,512)
Net investment income (loss)			1,052
Net realized gain (loss)			1,073
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			145
Net assets			$5,778

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	5	$6	1.25%	7.5%	12/31/2025	$1.22	0	$0	1.00%	7.8%	12/31/2025	$1.24	0	$0	0.75%	8.0%
12/31/2024	1.11	21	23	1.25%	2.0%	12/31/2024	1.13	0	0	1.00%	2.2%	12/31/2024	1.15	0	0	0.75%	2.5%
12/31/2023	1.09	27	29	1.25%	9.5%	12/31/2023	1.10	0	0	1.00%	9.8%	12/31/2023	1.12	0	0	0.75%	10.1%
12/31/2022	0.99	22	21	1.25%	-27.9%	12/31/2022	1.01	0	0	1.00%	-27.7%	12/31/2022	1.02	0	0	0.75%	-27.5%
12/31/2021	1.38	15	21	1.25%	25.9%	12/31/2021	1.39	0	0	1.00%	26.2%	12/31/2021	1.40	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	8.3%	12/31/2025	$1.29	0	$0	0.25%	8.6%	12/31/2025	$1.31	0	$0	0.00%	8.8%
12/31/2024	1.17	0	0	0.50%	2.7%	12/31/2024	1.18	0	0	0.25%	3.0%	12/31/2024	1.20	0	0	0.00%	3.2%
12/31/2023	1.13	0	0	0.50%	10.3%	12/31/2023	1.15	0	0	0.25%	10.6%	12/31/2023	1.17	0	0	0.00%	10.9%
12/31/2022	1.03	0	0	0.50%	-27.3%	12/31/2022	1.04	0	0	0.25%	-27.1%	12/31/2022	1.05	0	0	0.00%	-27.0%
12/31/2021	1.41	0	0	0.50%	26.8%	12/31/2021	1.43	0	0	0.25%	27.1%	12/31/2021	1.44	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	2.2%
2022	1.6%
2021	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R4 Class - 06-3FP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,481	$375,995	18,361
Receivables: investments sold	1,111
Payables: investments purchased	-
Net assets	$376,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$376,592	309,747	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$376,592	309,747

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,542
Mortality & expense charges			(4,845)
Net investment income (loss)			5,697

Gain (loss) on investments:
Net realized gain (loss)			(5,087)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			28,163
Net gain (loss)			23,076

Increase (decrease) in net assets from operations			$28,773

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,697	$5,613
Net realized gain (loss)		(5,087)	(317)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		28,163	4,696

Increase (decrease) in net assets from operations		28,773	9,992

Contract owner transactions:
Proceeds from units sold		60,523	52,215
Cost of units redeemed		(147,074)	(13,224)
Account charges		-	-
Increase (decrease)		(86,551)	38,991
Net increase (decrease)		(57,778)	48,983
Net assets, beginning		434,370	385,387
Net assets, ending		$376,592	$434,370

Units sold		50,973	46,664
Units redeemed		(126,219)	(10,970)
Net increase (decrease)		(75,246)	35,694
Units outstanding, beginning		384,993	349,299
Units outstanding, ending		309,747	384,993

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$935,494
Cost of units redeemed/account charges			(646,804)
Net investment income (loss)			44,503
Net realized gain (loss)			(38,529)
Realized gain distributions			82,442
Net change in unrealized appreciation (depreciation)			(514)
Net assets			$376,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	310	$377	1.25%	7.8%	12/31/2025	$1.24	0	$0	1.00%	8.0%	12/31/2025	$1.26	0	$0	0.75%	8.3%
12/31/2024	1.13	385	434	1.25%	2.3%	12/31/2024	1.15	0	0	1.00%	2.5%	12/31/2024	1.17	0	0	0.75%	2.8%
12/31/2023	1.10	349	385	1.25%	9.7%	12/31/2023	1.12	0	0	1.00%	10.0%	12/31/2023	1.13	0	0	0.75%	10.3%
12/31/2022	1.01	316	318	1.25%	-27.7%	12/31/2022	1.02	0	0	1.00%	-27.5%	12/31/2022	1.03	0	0	0.75%	-27.3%
12/31/2021	1.39	242	337	1.25%	26.2%	12/31/2021	1.40	0	0	1.00%	26.5%	12/31/2021	1.42	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	8.6%	12/31/2025	$1.31	0	$0	0.25%	8.8%	12/31/2025	$1.34	0	$0	0.00%	9.1%
12/31/2024	1.18	0	0	0.50%	3.0%	12/31/2024	1.20	0	0	0.25%	3.3%	12/31/2024	1.22	0	0	0.00%	3.6%
12/31/2023	1.15	0	0	0.50%	10.6%	12/31/2023	1.17	0	0	0.25%	10.8%	12/31/2023	1.18	0	0	0.00%	11.1%
12/31/2022	1.04	0	0	0.50%	-27.1%	12/31/2022	1.05	0	0	0.25%	-27.0%	12/31/2022	1.06	0	0	0.00%	-26.8%
12/31/2021	1.43	0	0	0.50%	27.2%	12/31/2021	1.44	0	0	0.25%	27.5%	12/31/2021	1.45	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.7%
2023	2.4%
2022	1.8%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R2 Class - 06-3FR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,420	$62,541	2,703
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$63,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,457	38,190	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$63,457	38,190

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$67
Mortality & expense charges			(1,015)
Net investment income (loss)			(948)

Gain (loss) on investments:
Net realized gain (loss)			4,335
Realized gain distributions			4,083
Net change in unrealized appreciation (depreciation)			(3,885)
Net gain (loss)			4,533

Increase (decrease) in net assets from operations			$3,585

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(948)	$(632)
Net realized gain (loss)		4,335	2,389
Realized gain distributions		4,083	1,569
Net change in unrealized appreciation (depreciation)		(3,885)	4,714

Increase (decrease) in net assets from operations		3,585	8,040

Contract owner transactions:
Proceeds from units sold		131,336	112,598
Cost of units redeemed		(147,333)	(46,015)
Account charges		(27)	(4)
Increase (decrease)		(16,024)	66,579
Net increase (decrease)		(12,439)	74,619
Net assets, beginning		75,896	1,277
Net assets, ending		$63,457	$75,896

Units sold		119,385	77,217
Units redeemed		(129,399)	(29,923)
Net increase (decrease)		(10,014)	47,294
Units outstanding, beginning		48,204	910
Units outstanding, ending		38,190	48,204

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$246,973
Cost of units redeemed/account charges			(195,210)
Net investment income (loss)			(1,612)
Net realized gain (loss)			6,695
Realized gain distributions			5,732
Net change in unrealized appreciation (depreciation)			879
Net assets			$63,457

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	38	$63	1.25%	5.5%	12/31/2025	$1.69	0	$0	1.00%	5.8%	12/31/2025	$1.73	0	$0	0.75%	6.1%
12/31/2024	1.57	48	76	1.25%	12.2%	12/31/2024	1.60	0	0	1.00%	12.5%	12/31/2024	1.63	0	0	0.75%	12.7%
12/31/2023	1.40	1	1	1.25%	10.1%	12/31/2023	1.42	0	0	1.00%	10.4%	12/31/2023	1.44	0	0	0.75%	10.6%
12/31/2022	1.28	2	2	1.25%	-19.9%	12/31/2022	1.29	0	0	1.00%	-19.7%	12/31/2022	1.30	0	0	0.75%	-19.5%
12/31/2021	1.59	0	0	1.25%	27.3%	12/31/2021	1.61	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	6.3%	12/31/2025	$1.79	0	$0	0.25%	6.6%	12/31/2025	$1.83	0	$0	0.00%	6.9%
12/31/2024	1.65	0	0	0.50%	13.0%	12/31/2024	1.68	0	0	0.25%	13.3%	12/31/2024	1.71	0	0	0.00%	13.6%
12/31/2023	1.46	0	0	0.50%	10.9%	12/31/2023	1.48	0	0	0.25%	11.2%	12/31/2023	1.50	0	0	0.00%	11.5%
12/31/2022	1.32	0	0	0.50%	-19.3%	12/31/2022	1.33	0	0	0.25%	-19.1%	12/31/2022	1.35	0	0	0.00%	-18.9%
12/31/2021	1.64	0	0	0.50%	28.3%	12/31/2021	1.65	0	0	0.25%	28.6%	12/31/2021	1.66	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.7%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	1.25%	11.3%	12/31/2025	$1.42	0	$0	1.00%	11.6%	12/31/2025	$1.45	0	$0	0.75%	11.8%
12/31/2024	1.25	0	0	1.25%	9.8%	12/31/2024	1.27	0	0	1.00%	10.1%	12/31/2024	1.29	0	0	0.75%	10.4%
12/31/2023	1.14	0	0	1.25%	9.9%	12/31/2023	1.16	0	0	1.00%	10.2%	12/31/2023	1.17	0	0	0.75%	10.5%
12/31/2022	1.04	0	0	1.25%	-10.7%	12/31/2022	1.05	0	0	1.00%	-10.5%	12/31/2022	1.06	0	0	0.75%	-10.3%
12/31/2021	1.16	0	0	1.25%	32.5%	12/31/2021	1.17	0	0	1.00%	32.8%	12/31/2021	1.18	0	0	0.75%	33.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	12.1%	12/31/2025	$1.50	0	$0	0.25%	12.4%	12/31/2025	$1.53	0	$0	0.00%	12.7%
12/31/2024	1.32	0	0	0.50%	10.7%	12/31/2024	1.34	0	0	0.25%	10.9%	12/31/2024	1.36	0	0	0.00%	11.2%
12/31/2023	1.19	0	0	0.50%	10.7%	12/31/2023	1.21	0	0	0.25%	11.0%	12/31/2023	1.22	0	0	0.00%	11.3%
12/31/2022	1.07	0	0	0.50%	-10.0%	12/31/2022	1.09	0	0	0.25%	-9.8%	12/31/2022	1.10	0	0	0.00%	-9.6%
12/31/2021	1.19	0	0	0.50%	33.5%	12/31/2021	1.20	0	0	0.25%	33.8%	12/31/2021	1.22	0	0	0.00%	34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	1.25%	11.5%	12/31/2025	$1.45	0	$0	1.00%	11.8%	12/31/2025	$1.48	0	$0	0.75%	12.1%
12/31/2024	1.27	0	0	1.25%	10.2%	12/31/2024	1.29	0	0	1.00%	10.4%	12/31/2024	1.32	0	0	0.75%	10.7%
12/31/2023	1.16	0	0	1.25%	10.1%	12/31/2023	1.17	0	0	1.00%	10.4%	12/31/2023	1.19	0	0	0.75%	10.7%
12/31/2022	1.05	0	0	1.25%	-10.5%	12/31/2022	1.06	0	0	1.00%	-10.2%	12/31/2022	1.07	0	0	0.75%	-10.0%
12/31/2021	1.17	0	0	1.25%	32.9%	12/31/2021	1.18	0	0	1.00%	33.2%	12/31/2021	1.19	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	12.4%	12/31/2025	$1.53	0	$0	0.25%	12.6%	12/31/2025	$1.56	0	$0	0.00%	12.9%
12/31/2024	1.34	0	0	0.50%	11.0%	12/31/2024	1.36	0	0	0.25%	11.3%	12/31/2024	1.38	0	0	0.00%	11.5%
12/31/2023	1.21	0	0	0.50%	10.9%	12/31/2023	1.22	0	0	0.25%	11.2%	12/31/2023	1.24	0	0	0.00%	11.5%
12/31/2022	1.09	0	0	0.50%	-9.8%	12/31/2022	1.10	0	0	0.25%	-9.6%	12/31/2022	1.11	0	0	0.00%	-9.3%
12/31/2021	1.20	0	0	0.50%	33.9%	12/31/2021	1.21	0	0	0.25%	34.2%	12/31/2021	1.23	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R4 Class - 06-3FW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,093	$256,733	11,041
Receivables: investments sold	-
Payables: investments purchased	(982)
Net assets	$264,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264,111	155,759	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$264,111	155,759

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$696
Mortality & expense charges			(1,841)
Net investment income (loss)			(1,145)

Gain (loss) on investments:
Net realized gain (loss)			1,132
Realized gain distributions			16,849
Net change in unrealized appreciation (depreciation)			2,349
Net gain (loss)			20,330

Increase (decrease) in net assets from operations			$19,185

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,145)	$(161)
Net realized gain (loss)		1,132	359
Realized gain distributions		16,849	1,308
Net change in unrealized appreciation (depreciation)		2,349	3,254

Increase (decrease) in net assets from operations		19,185	4,760

Contract owner transactions:
Proceeds from units sold		193,541	35,099
Cost of units redeemed		(14,086)	(2,344)
Account charges		(214)	(257)
Increase (decrease)		179,241	32,498
Net increase (decrease)		198,426	37,258
Net assets, beginning		65,685	28,427
Net assets, ending		$264,111	$65,685

Units sold		124,092	23,241
Units redeemed		(9,316)	(2,207)
Net increase (decrease)		114,776	21,034
Units outstanding, beginning		40,983	19,949
Units outstanding, ending		155,759	40,983

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$255,368
Cost of units redeemed/account charges			(18,255)
Net investment income (loss)			(1,416)
Net realized gain (loss)			1,542
Realized gain distributions			18,512
Net change in unrealized appreciation (depreciation)			8,360
Net assets			$264,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	156	$264	1.25%	5.8%	12/31/2025	$1.73	0	$0	1.00%	6.1%	12/31/2025	$1.76	0	$0	0.75%	6.3%
12/31/2024	1.60	41	66	1.25%	12.5%	12/31/2024	1.63	0	0	1.00%	12.8%	12/31/2024	1.66	0	0	0.75%	13.0%
12/31/2023	1.42	20	28	1.25%	10.4%	12/31/2023	1.44	0	0	1.00%	10.6%	12/31/2023	1.46	0	0	0.75%	10.9%
12/31/2022	1.29	9	11	1.25%	-19.8%	12/31/2022	1.31	0	0	1.00%	-19.6%	12/31/2022	1.32	0	0	0.75%	-19.4%
12/31/2021	1.61	0	0	1.25%	27.6%	12/31/2021	1.62	0	0	1.00%	27.9%	12/31/2021	1.64	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	6.6%	12/31/2025	$1.83	0	$0	0.25%	6.9%	12/31/2025	$1.86	0	$0	0.00%	7.1%
12/31/2024	1.68	0	0	0.50%	13.3%	12/31/2024	1.71	0	0	0.25%	13.6%	12/31/2024	1.74	0	0	0.00%	13.9%
12/31/2023	1.49	0	0	0.50%	11.2%	12/31/2023	1.51	0	0	0.25%	11.5%	12/31/2023	1.53	0	0	0.00%	11.7%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.37	0	0	0.00%	-18.7%
12/31/2021	1.65	0	0	0.50%	28.6%	12/31/2021	1.67	0	0	0.25%	28.9%	12/31/2021	1.68	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.8%
2023	0.6%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return Fund R6 Class - 06-3XW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,264,137	$1,226,521	236,296
Receivables: investments sold	14,227
Payables: investments purchased	-
Net assets	$1,278,364

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,278,364	1,310,233	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$1,278,364	1,310,233

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$116,014
Mortality & expense charges			(35,412)
Net investment income (loss)			80,602

Gain (loss) on investments:
Net realized gain (loss)			100,954
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,745
Net gain (loss)			216,699

Increase (decrease) in net assets from operations			$297,301

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,602	$331,250
Net realized gain (loss)		100,954	(3,267,908)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		115,745	2,895,522

Increase (decrease) in net assets from operations		297,301	(41,136)

Contract owner transactions:
Proceeds from units sold		3,685,253	11,192,639
Cost of units redeemed		(5,914,684)	(25,349,009)
Account charges		(7,413)	(34,402)
Increase (decrease)		(2,236,844)	(14,190,772)
Net increase (decrease)		(1,939,543)	(14,231,908)
Net assets, beginning		3,217,907	17,449,815
Net assets, ending		$1,278,364	$3,217,907

Units sold		4,015,540	13,086,589
Units redeemed		(6,325,554)	(28,963,538)
Net increase (decrease)		(2,310,014)	(15,876,949)
Units outstanding, beginning		3,620,247	19,497,196
Units outstanding, ending		1,310,233	3,620,247

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$60,708,571
Cost of units redeemed/account charges			(55,993,407)
Net investment income (loss)			1,463,985
Net realized gain (loss)			(5,028,048)
Realized gain distributions			89,647
Net change in unrealized appreciation (depreciation)			37,616
Net assets			$1,278,364

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	1,310	$1,278	1.25%	9.8%	12/31/2025	$0.99	0	$0	1.00%	10.0%	12/31/2025	$1.01	0	$0	0.75%	10.3%
12/31/2024	0.89	3,620	3,218	1.25%	-0.7%	12/31/2024	0.90	0	0	1.00%	-0.4%	12/31/2024	0.91	0	0	0.75%	-0.2%
12/31/2023	0.89	19,497	17,450	1.25%	8.3%	12/31/2023	0.91	0	0	1.00%	8.6%	12/31/2023	0.92	0	0	0.75%	8.9%
12/31/2022	0.83	17,796	14,703	1.25%	-22.8%	12/31/2022	0.83	0	0	1.00%	-22.6%	12/31/2022	0.84	0	0	0.75%	-22.4%
12/31/2021	1.07	20,148	21,561	1.25%	-6.9%	12/31/2021	1.08	0	0	1.00%	-6.7%	12/31/2021	1.08	0	0	0.75%	-6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	10.6%	12/31/2025	$1.04	0	$0	0.25%	10.9%	12/31/2025	$1.06	0	$0	0.00%	11.1%
12/31/2024	0.93	0	0	0.50%	0.1%	12/31/2024	0.94	0	0	0.25%	0.3%	12/31/2024	0.95	0	0	0.00%	0.6%
12/31/2023	0.93	0	0	0.50%	9.1%	12/31/2023	0.94	0	0	0.25%	9.4%	12/31/2023	0.95	0	0	0.00%	9.7%
12/31/2022	0.85	0	0	0.50%	-22.2%	12/31/2022	0.86	0	0	0.25%	-22.0%	12/31/2022	0.86	0	0	0.00%	-21.8%
12/31/2021	1.09	0	0	0.50%	-6.2%	12/31/2021	1.10	0	0	0.25%	-6.0%	12/31/2021	1.11	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	4.6%
2023	4.1%
2022	3.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One Income Fund R6 Class - 06-44G

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,336	$12,587	1,170
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$12,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,340	9,560	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$12,340	9,560

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$486
Mortality & expense charges			(147)
Net investment income (loss)			339

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			119
Net change in unrealized appreciation (depreciation)			576
Net gain (loss)			690

Increase (decrease) in net assets from operations			$1,029

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$339	$337
Net realized gain (loss)		(5)	(7)
Realized gain distributions		119	168
Net change in unrealized appreciation (depreciation)		576	78

Increase (decrease) in net assets from operations		1,029	576

Contract owner transactions:
Proceeds from units sold		50	43
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		50	43
Net increase (decrease)		1,079	619
Net assets, beginning		11,261	10,642
Net assets, ending		$12,340	$11,261

Units sold		38	39
Units redeemed		-	-
Net increase (decrease)		38	39
Units outstanding, beginning		9,522	9,483
Units outstanding, ending		9,560	9,522

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,975
Cost of units redeemed/account charges			-
Net investment income (loss)			1,836
Net realized gain (loss)			(18)
Realized gain distributions			798
Net change in unrealized appreciation (depreciation)			(251)
Net assets			$12,340

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	10	$12	1.25%	9.1%	12/31/2025	$1.31	0	$0	1.00%	9.4%	12/31/2025	$1.33	0	$0	0.75%	9.7%
12/31/2024	1.18	10	11	1.25%	5.4%	12/31/2024	1.20	0	0	1.00%	5.6%	12/31/2024	1.22	0	0	0.75%	5.9%
12/31/2023	1.12	9	11	1.25%	7.7%	12/31/2023	1.13	0	0	1.00%	7.9%	12/31/2023	1.15	0	0	0.75%	8.2%
12/31/2022	1.04	9	10	1.25%	-12.7%	12/31/2022	1.05	0	0	1.00%	-12.5%	12/31/2022	1.06	0	0	0.75%	-12.3%
12/31/2021	1.19	9	11	1.25%	8.1%	12/31/2021	1.20	0	0	1.00%	8.3%	12/31/2021	1.21	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	10.0%	12/31/2025	$1.38	0	$0	0.25%	10.2%	12/31/2025	$1.40	0	$0	0.00%	10.5%
12/31/2024	1.23	0	0	0.50%	6.2%	12/31/2024	1.25	0	0	0.25%	6.4%	12/31/2024	1.27	0	0	0.00%	6.7%
12/31/2023	1.16	0	0	0.50%	8.5%	12/31/2023	1.17	0	0	0.25%	8.8%	12/31/2023	1.19	0	0	0.00%	9.0%
12/31/2022	1.07	0	0	0.50%	-12.1%	12/31/2022	1.08	0	0	0.25%	-11.8%	12/31/2022	1.09	0	0	0.00%	-11.6%
12/31/2021	1.22	0	0	0.50%	8.9%	12/31/2021	1.22	0	0	0.25%	9.1%	12/31/2021	1.23	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	4.3%
2023	3.4%
2022	4.7%
2021	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2045 Fund R6 Class - 06-44T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,796	$436,169	35,986
Receivables: investments sold	105
Payables: investments purchased	-
Net assets	$468,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$468,901	270,022	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$468,901	270,022

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,994
Mortality & expense charges			(5,019)
Net investment income (loss)			6,975

Gain (loss) on investments:
Net realized gain (loss)			416
Realized gain distributions			7,293
Net change in unrealized appreciation (depreciation)			46,749
Net gain (loss)			54,458

Increase (decrease) in net assets from operations			$61,433

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,975	$7,867
Net realized gain (loss)		416	7,176
Realized gain distributions		7,293	35,033
Net change in unrealized appreciation (depreciation)		46,749	(13,076)

Increase (decrease) in net assets from operations		61,433	37,000

Contract owner transactions:
Proceeds from units sold		70,267	65,702
Cost of units redeemed		(3,380)	(73,838)
Account charges		(64)	(405)
Increase (decrease)		66,823	(8,541)
Net increase (decrease)		128,256	28,459
Net assets, beginning		340,645	312,186
Net assets, ending		$468,901	$340,645

Units sold		43,994	45,630
Units redeemed		(1,968)	(50,356)
Net increase (decrease)		42,026	(4,726)
Units outstanding, beginning		227,996	232,722
Units outstanding, ending		270,022	227,996

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$490,356
Cost of units redeemed/account charges			(169,934)
Net investment income (loss)			33,303
Net realized gain (loss)			10,355
Realized gain distributions			72,194
Net change in unrealized appreciation (depreciation)			32,627
Net assets			$468,901

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	270	$469	1.25%	16.2%	12/31/2025	$1.76	0	$0	1.00%	16.5%	12/31/2025	$1.79	0	$0	0.75%	16.8%
12/31/2024	1.49	228	341	1.25%	11.4%	12/31/2024	1.51	0	0	1.00%	11.7%	12/31/2024	1.54	0	0	0.75%	11.9%
12/31/2023	1.34	233	312	1.25%	15.8%	12/31/2023	1.36	0	0	1.00%	16.1%	12/31/2023	1.37	0	0	0.75%	16.4%
12/31/2022	1.16	202	234	1.25%	-16.0%	12/31/2022	1.17	0	0	1.00%	-15.7%	12/31/2022	1.18	0	0	0.75%	-15.5%
12/31/2021	1.38	152	210	1.25%	17.6%	12/31/2021	1.39	0	0	1.00%	17.9%	12/31/2021	1.40	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	17.1%	12/31/2025	$1.85	0	$0	0.25%	17.4%	12/31/2025	$1.88	0	$0	0.00%	17.7%
12/31/2024	1.56	0	0	0.50%	12.2%	12/31/2024	1.58	0	0	0.25%	12.5%	12/31/2024	1.60	0	0	0.00%	12.8%
12/31/2023	1.39	0	0	0.50%	16.7%	12/31/2023	1.40	0	0	0.25%	16.9%	12/31/2023	1.42	0	0	0.00%	17.2%
12/31/2022	1.19	0	0	0.50%	-15.3%	12/31/2022	1.20	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	18.5%	12/31/2021	1.41	0	0	0.25%	18.8%	12/31/2021	1.42	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	3.7%
2023	2.5%
2022	2.4%
2021	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2055 Fund R6 Class - 06-44W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$177,022	$162,309	14,290
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$177,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,059	97,843	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$177,059	97,843

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,910
Mortality & expense charges			(2,124)
Net investment income (loss)			2,786

Gain (loss) on investments:
Net realized gain (loss)			2,372
Realized gain distributions			2,537
Net change in unrealized appreciation (depreciation)			21,174
Net gain (loss)			26,083

Increase (decrease) in net assets from operations			$28,869

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,786	$2,445
Net realized gain (loss)		2,372	257
Realized gain distributions		2,537	13,821
Net change in unrealized appreciation (depreciation)		21,174	(1,158)

Increase (decrease) in net assets from operations		28,869	15,365

Contract owner transactions:
Proceeds from units sold		20,782	20,544
Cost of units redeemed		(21,143)	(6,354)
Account charges		(104)	(133)
Increase (decrease)		(465)	14,057
Net increase (decrease)		28,404	29,422
Net assets, beginning		148,655	119,233
Net assets, ending		$177,059	$148,655

Units sold		12,652	13,999
Units redeemed		(11,865)	(4,422)
Net increase (decrease)		787	9,577
Units outstanding, beginning		97,056	87,479
Units outstanding, ending		97,843	97,056

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$181,912
Cost of units redeemed/account charges			(72,571)
Net investment income (loss)			12,181
Net realized gain (loss)			2,125
Realized gain distributions			38,699
Net change in unrealized appreciation (depreciation)			14,713
Net assets			$177,059

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	98	$177	1.25%	18.1%	12/31/2025	$1.84	0	$0	1.00%	18.4%	12/31/2025	$1.87	0	$0	0.75%	18.7%
12/31/2024	1.53	97	149	1.25%	12.4%	12/31/2024	1.55	0	0	1.00%	12.7%	12/31/2024	1.57	0	0	0.75%	12.9%
12/31/2023	1.36	87	119	1.25%	17.1%	12/31/2023	1.38	0	0	1.00%	17.4%	12/31/2023	1.39	0	0	0.75%	17.7%
12/31/2022	1.16	82	96	1.25%	-16.3%	12/31/2022	1.17	0	0	1.00%	-16.1%	12/31/2022	1.18	0	0	0.75%	-15.9%
12/31/2021	1.39	69	96	1.25%	18.3%	12/31/2021	1.40	0	0	1.00%	18.6%	12/31/2021	1.41	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	19.0%	12/31/2025	$1.93	0	$0	0.25%	19.3%	12/31/2025	$1.96	0	$0	0.00%	19.6%
12/31/2024	1.60	0	0	0.50%	13.2%	12/31/2024	1.62	0	0	0.25%	13.5%	12/31/2024	1.64	0	0	0.00%	13.8%
12/31/2023	1.41	0	0	0.50%	18.0%	12/31/2023	1.42	0	0	0.25%	18.2%	12/31/2023	1.44	0	0	0.00%	18.5%
12/31/2022	1.19	0	0	0.50%	-15.7%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	19.2%	12/31/2021	1.43	0	0	0.25%	19.5%	12/31/2021	1.43	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	3.1%
2023	3.7%
2022	0.0%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2060 Fund R6 Class - 06-44X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,950	$55,369	3,977
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$61,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,969	34,002	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$61,969	34,002

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,400
Mortality & expense charges			(611)
Net investment income (loss)			789

Gain (loss) on investments:
Net realized gain (loss)			309
Realized gain distributions			1,300
Net change in unrealized appreciation (depreciation)			5,874
Net gain (loss)			7,483

Increase (decrease) in net assets from operations			$8,272

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$789	$834
Net realized gain (loss)		309	970
Realized gain distributions		1,300	2,190
Net change in unrealized appreciation (depreciation)		5,874	(198)

Increase (decrease) in net assets from operations		8,272	3,796

Contract owner transactions:
Proceeds from units sold		20,458	13,272
Cost of units redeemed		(5,080)	(5,863)
Account charges		(280)	(107)
Increase (decrease)		15,098	7,302
Net increase (decrease)		23,370	11,098
Net assets, beginning		38,599	27,501
Net assets, ending		$61,969	$38,599

Units sold		12,337	8,869
Units redeemed		(3,417)	(3,848)
Net increase (decrease)		8,920	5,021
Units outstanding, beginning		25,082	20,061
Units outstanding, ending		34,002	25,082

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,428
Cost of units redeemed/account charges			(17,650)
Net investment income (loss)			3,267
Net realized gain (loss)			2,615
Realized gain distributions			4,728
Net change in unrealized appreciation (depreciation)			6,581
Net assets			$61,969

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	34	$62	1.25%	18.4%	12/31/2025	$1.85	0	$0	1.00%	18.7%	12/31/2025	$1.88	0	$0	0.75%	19.0%
12/31/2024	1.54	25	39	1.25%	12.3%	12/31/2024	1.56	0	0	1.00%	12.5%	12/31/2024	1.58	0	0	0.75%	12.8%
12/31/2023	1.37	20	28	1.25%	17.3%	12/31/2023	1.39	0	0	1.00%	17.6%	12/31/2023	1.40	0	0	0.75%	17.9%
12/31/2022	1.17	15	17	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.1%	12/31/2022	1.19	0	0	0.75%	-15.9%
12/31/2021	1.40	10	14	1.25%	18.5%	12/31/2021	1.41	0	0	1.00%	18.8%	12/31/2021	1.41	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	0	$0	0.50%	19.3%	12/31/2025	$1.94	0	$0	0.25%	19.6%	12/31/2025	$1.98	0	$0	0.00%	19.9%
12/31/2024	1.60	0	0	0.50%	13.1%	12/31/2024	1.62	0	0	0.25%	13.4%	12/31/2024	1.65	0	0	0.00%	13.7%
12/31/2023	1.42	0	0	0.50%	18.2%	12/31/2023	1.43	0	0	0.25%	18.5%	12/31/2023	1.45	0	0	0.00%	18.8%
12/31/2022	1.20	0	0	0.50%	-15.7%	12/31/2022	1.21	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.3%
12/31/2021	1.42	0	0	0.50%	19.4%	12/31/2021	1.43	0	0	0.25%	19.7%	12/31/2021	1.44	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	3.8%
2023	4.1%
2022	2.5%
2021	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2020 Fund R6 Class - 06-44K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$628,019	$649,856	60,519
Receivables: investments sold	173
Payables: investments purchased	-
Net assets	$628,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$628,192	461,692	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$628,192	461,692

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,152
Mortality & expense charges			(7,133)
Net investment income (loss)			17,019

Gain (loss) on investments:
Net realized gain (loss)			(343)
Realized gain distributions			4,750
Net change in unrealized appreciation (depreciation)			32,077
Net gain (loss)			36,484

Increase (decrease) in net assets from operations			$53,503

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,019	$15,261
Net realized gain (loss)		(343)	(4,050)
Realized gain distributions		4,750	35,822
Net change in unrealized appreciation (depreciation)		32,077	(16,997)

Increase (decrease) in net assets from operations		53,503	30,036

Contract owner transactions:
Proceeds from units sold		65,942	83,252
Cost of units redeemed		-	(100,254)
Account charges		(66)	(332)
Increase (decrease)		65,876	(17,334)
Net increase (decrease)		119,379	12,702
Net assets, beginning		508,813	496,111
Net assets, ending		$628,192	$508,813

Units sold		50,966	68,740
Units redeemed		(50)	(83,463)
Net increase (decrease)		50,916	(14,723)
Units outstanding, beginning		410,776	425,499
Units outstanding, ending		461,692	410,776

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$817,316
Cost of units redeemed/account charges			(321,856)
Net investment income (loss)			82,374
Net realized gain (loss)			(1,951)
Realized gain distributions			74,146
Net change in unrealized appreciation (depreciation)			(21,837)
Net assets			$628,192

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	462	$628	1.25%	9.8%	12/31/2025	$1.38	0	$0	1.00%	10.1%	12/31/2025	$1.41	0	$0	0.75%	10.4%
12/31/2024	1.24	411	509	1.25%	6.2%	12/31/2024	1.26	0	0	1.00%	6.5%	12/31/2024	1.27	0	0	0.75%	6.8%
12/31/2023	1.17	425	496	1.25%	8.8%	12/31/2023	1.18	0	0	1.00%	9.1%	12/31/2023	1.19	0	0	0.75%	9.4%
12/31/2022	1.07	401	430	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.09	0	0	0.75%	-12.6%
12/31/2021	1.23	359	442	1.25%	10.2%	12/31/2021	1.24	0	0	1.00%	10.5%	12/31/2021	1.25	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	0.50%	10.7%	12/31/2025	$1.45	0	$0	0.25%	11.0%	12/31/2025	$1.47	0	$0	0.00%	11.2%
12/31/2024	1.29	0	0	0.50%	7.0%	12/31/2024	1.31	0	0	0.25%	7.3%	12/31/2024	1.33	0	0	0.00%	7.6%
12/31/2023	1.21	0	0	0.50%	9.7%	12/31/2023	1.22	0	0	0.25%	9.9%	12/31/2023	1.23	0	0	0.00%	10.2%
12/31/2022	1.10	0	0	0.50%	-12.4%	12/31/2022	1.11	0	0	0.25%	-12.2%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.25	0	0	0.50%	11.0%	12/31/2021	1.26	0	0	0.25%	11.3%	12/31/2021	1.27	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.3%
2023	3.8%
2022	4.6%
2021	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2025 Fund R6 Class - 06-44M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,247,658	$1,264,740	115,124
Receivables: investments sold	292
Payables: investments purchased	-
Net assets	$1,247,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,247,950	884,264	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$1,247,950	884,264

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$48,142
Mortality & expense charges			(14,301)
Net investment income (loss)			33,841

Gain (loss) on investments:
Net realized gain (loss)			(1,782)
Realized gain distributions			18,418
Net change in unrealized appreciation (depreciation)			63,545
Net gain (loss)			80,181

Increase (decrease) in net assets from operations			$114,022

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,841	$33,359
Net realized gain (loss)		(1,782)	1,718
Realized gain distributions		18,418	68,710
Net change in unrealized appreciation (depreciation)		63,545	(38,116)

Increase (decrease) in net assets from operations		114,022	65,671

Contract owner transactions:
Proceeds from units sold		191,551	174,960
Cost of units redeemed		(80,440)	(92,737)
Account charges		(273)	(216)
Increase (decrease)		110,838	82,007
Net increase (decrease)		224,860	147,678
Net assets, beginning		1,023,090	875,412
Net assets, ending		$1,247,950	$1,023,090

Units sold		142,861	140,712
Units redeemed		(59,686)	(73,365)
Net increase (decrease)		83,175	67,347
Units outstanding, beginning		801,089	733,742
Units outstanding, ending		884,264	801,089

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,266,263
Cost of units redeemed/account charges			(274,119)
Net investment income (loss)			141,205
Net realized gain (loss)			(3,394)
Realized gain distributions			135,077
Net change in unrealized appreciation (depreciation)			(17,082)
Net assets			$1,247,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	884	$1,248	1.25%	10.5%	12/31/2025	$1.43	0	$0	1.00%	10.8%	12/31/2025	$1.46	0	$0	0.75%	11.1%
12/31/2024	1.28	801	1,023	1.25%	7.0%	12/31/2024	1.29	0	0	1.00%	7.3%	12/31/2024	1.31	0	0	0.75%	7.6%
12/31/2023	1.19	734	875	1.25%	9.8%	12/31/2023	1.21	0	0	1.00%	10.1%	12/31/2023	1.22	0	0	0.75%	10.4%
12/31/2022	1.09	593	644	1.25%	-13.4%	12/31/2022	1.10	0	0	1.00%	-13.1%	12/31/2022	1.11	0	0	0.75%	-12.9%
12/31/2021	1.25	518	649	1.25%	11.4%	12/31/2021	1.26	0	0	1.00%	11.7%	12/31/2021	1.27	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	11.3%	12/31/2025	$1.51	0	$0	0.25%	11.6%	12/31/2025	$1.53	0	$0	0.00%	11.9%
12/31/2024	1.33	0	0	0.50%	7.9%	12/31/2024	1.35	0	0	0.25%	8.1%	12/31/2024	1.37	0	0	0.00%	8.4%
12/31/2023	1.23	0	0	0.50%	10.6%	12/31/2023	1.25	0	0	0.25%	10.9%	12/31/2023	1.26	0	0	0.00%	11.2%
12/31/2022	1.11	0	0	0.50%	-12.7%	12/31/2022	1.12	0	0	0.25%	-12.5%	12/31/2022	1.13	0	0	0.00%	-12.3%
12/31/2021	1.28	0	0	0.50%	12.3%	12/31/2021	1.28	0	0	0.25%	12.5%	12/31/2021	1.29	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	4.8%
2023	3.6%
2022	4.3%
2021	7.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2030 Fund R6 Class - 06-44N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$904,225	$899,180	77,168
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$904,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$904,421	608,021	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$904,421	608,021

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,890
Mortality & expense charges			(9,890)
Net investment income (loss)			22,000

Gain (loss) on investments:
Net realized gain (loss)			(634)
Realized gain distributions			5,983
Net change in unrealized appreciation (depreciation)			57,686
Net gain (loss)			63,035

Increase (decrease) in net assets from operations			$85,035

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,000	$18,667
Net realized gain (loss)		(634)	3,269
Realized gain distributions		5,983	55,425
Net change in unrealized appreciation (depreciation)		57,686	(35,112)

Increase (decrease) in net assets from operations		85,035	42,249

Contract owner transactions:
Proceeds from units sold		139,554	207,293
Cost of units redeemed		(7,375)	(57,445)
Account charges		(176)	(358)
Increase (decrease)		132,003	149,490
Net increase (decrease)		217,038	191,739
Net assets, beginning		687,383	495,644
Net assets, ending		$904,421	$687,383

Units sold		99,313	156,600
Units redeemed		(5,674)	(43,010)
Net increase (decrease)		93,639	113,590
Units outstanding, beginning		514,382	400,792
Units outstanding, ending		608,021	514,382

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$933,703
Cost of units redeemed/account charges			(217,940)
Net investment income (loss)			84,260
Net realized gain (loss)			4,105
Realized gain distributions			95,248
Net change in unrealized appreciation (depreciation)			5,045
Net assets			$904,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	608	$904	1.25%	11.3%	12/31/2025	$1.51	0	$0	1.00%	11.6%	12/31/2025	$1.54	0	$0	0.75%	11.9%
12/31/2024	1.34	514	687	1.25%	8.1%	12/31/2024	1.35	0	0	1.00%	8.3%	12/31/2024	1.37	0	0	0.75%	8.6%
12/31/2023	1.24	401	496	1.25%	11.2%	12/31/2023	1.25	0	0	1.00%	11.5%	12/31/2023	1.26	0	0	0.75%	11.8%
12/31/2022	1.11	346	384	1.25%	-14.1%	12/31/2022	1.12	0	0	1.00%	-13.9%	12/31/2022	1.13	0	0	0.75%	-13.7%
12/31/2021	1.29	332	430	1.25%	13.4%	12/31/2021	1.30	0	0	1.00%	13.7%	12/31/2021	1.31	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	12.1%	12/31/2025	$1.59	0	$0	0.25%	12.4%	12/31/2025	$1.61	0	$0	0.00%	12.7%
12/31/2024	1.39	0	0	0.50%	8.9%	12/31/2024	1.41	0	0	0.25%	9.2%	12/31/2024	1.43	0	0	0.00%	9.4%
12/31/2023	1.28	0	0	0.50%	12.1%	12/31/2023	1.29	0	0	0.25%	12.4%	12/31/2023	1.31	0	0	0.00%	12.6%
12/31/2022	1.14	0	0	0.50%	-13.5%	12/31/2022	1.15	0	0	0.25%	-13.2%	12/31/2022	1.16	0	0	0.00%	-13.0%
12/31/2021	1.32	0	0	0.50%	14.2%	12/31/2021	1.33	0	0	0.25%	14.5%	12/31/2021	1.33	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	4.4%
2023	3.1%
2022	4.1%
2021	7.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2035 Fund R6 Class - 06-44P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,265,869	$1,214,302	102,857
Receivables: investments sold	308
Payables: investments purchased	-
Net assets	$1,266,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,266,177	791,672	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$1,266,177	791,672

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$37,560
Mortality & expense charges			(14,708)
Net investment income (loss)			22,852

Gain (loss) on investments:
Net realized gain (loss)			5,508
Realized gain distributions			14,794
Net change in unrealized appreciation (depreciation)			104,177
Net gain (loss)			124,479

Increase (decrease) in net assets from operations			$147,331

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,852	$26,870
Net realized gain (loss)		5,508	2,850
Realized gain distributions		14,794	84,676
Net change in unrealized appreciation (depreciation)		104,177	(26,185)

Increase (decrease) in net assets from operations		147,331	88,211

Contract owner transactions:
Proceeds from units sold		226,109	225,900
Cost of units redeemed		(169,422)	(121,790)
Account charges		(609)	(834)
Increase (decrease)		56,078	103,276
Net increase (decrease)		203,409	191,487
Net assets, beginning		1,062,768	871,281
Net assets, ending		$1,266,177	$1,062,768

Units sold		150,835	166,322
Units redeemed		(111,344)	(90,544)
Net increase (decrease)		39,491	75,778
Units outstanding, beginning		752,181	676,403
Units outstanding, ending		791,672	752,181

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,419,615
Cost of units redeemed/account charges			(485,772)
Net investment income (loss)			112,625
Net realized gain (loss)			(1,665)
Realized gain distributions			169,807
Net change in unrealized appreciation (depreciation)			51,567
Net assets			$1,266,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	792	$1,266	1.25%	13.2%	12/31/2025	$1.63	0	$0	1.00%	13.5%	12/31/2025	$1.65	0	$0	0.75%	13.8%
12/31/2024	1.41	752	1,063	1.25%	9.7%	12/31/2024	1.43	0	0	1.00%	10.0%	12/31/2024	1.45	0	0	0.75%	10.2%
12/31/2023	1.29	676	871	1.25%	13.3%	12/31/2023	1.30	0	0	1.00%	13.6%	12/31/2023	1.32	0	0	0.75%	13.9%
12/31/2022	1.14	535	608	1.25%	-15.1%	12/31/2022	1.15	0	0	1.00%	-14.9%	12/31/2022	1.16	0	0	0.75%	-14.7%
12/31/2021	1.34	451	604	1.25%	15.5%	12/31/2021	1.35	0	0	1.00%	15.8%	12/31/2021	1.36	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	14.0%	12/31/2025	$1.71	0	$0	0.25%	14.3%	12/31/2025	$1.73	0	$0	0.00%	14.6%
12/31/2024	1.47	0	0	0.50%	10.5%	12/31/2024	1.49	0	0	0.25%	10.8%	12/31/2024	1.51	0	0	0.00%	11.1%
12/31/2023	1.33	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.4%	12/31/2023	1.36	0	0	0.00%	14.7%
12/31/2022	1.17	0	0	0.50%	-14.5%	12/31/2022	1.18	0	0	0.25%	-14.3%	12/31/2022	1.19	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	16.4%	12/31/2021	1.37	0	0	0.25%	16.7%	12/31/2021	1.38	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	4.1%
2023	3.3%
2022	3.3%
2021	7.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2040 Fund R6 Class - 06-44R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$910,302	$855,528	69,879
Receivables: investments sold	231
Payables: investments purchased	-
Net assets	$910,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$910,533	542,411	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$910,533	542,411

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,704
Mortality & expense charges			(9,836)
Net investment income (loss)			15,868

Gain (loss) on investments:
Net realized gain (loss)			868
Realized gain distributions			14,734
Net change in unrealized appreciation (depreciation)			79,717
Net gain (loss)			95,319

Increase (decrease) in net assets from operations			$111,187

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,868	$16,880
Net realized gain (loss)		868	2,725
Realized gain distributions		14,734	68,825
Net change in unrealized appreciation (depreciation)		79,717	(26,637)

Increase (decrease) in net assets from operations		111,187	61,793

Contract owner transactions:
Proceeds from units sold		130,721	105,097
Cost of units redeemed		(11,683)	(82,697)
Account charges		(426)	(415)
Increase (decrease)		118,612	21,985
Net increase (decrease)		229,799	83,778
Net assets, beginning		680,734	596,956
Net assets, ending		$910,533	$680,734

Units sold		83,884	74,657
Units redeemed		(7,605)	(61,810)
Net increase (decrease)		76,279	12,847
Units outstanding, beginning		466,132	453,285
Units outstanding, ending		542,411	466,132

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$870,428
Cost of units redeemed/account charges			(236,555)
Net investment income (loss)			79,457
Net realized gain (loss)			9,265
Realized gain distributions			133,164
Net change in unrealized appreciation (depreciation)			54,774
Net assets			$910,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	542	$911	1.25%	14.9%	12/31/2025	$1.71	0	$0	1.00%	15.2%	12/31/2025	$1.73	0	$0	0.75%	15.5%
12/31/2024	1.46	466	681	1.25%	10.9%	12/31/2024	1.48	0	0	1.00%	11.2%	12/31/2024	1.50	0	0	0.75%	11.4%
12/31/2023	1.32	453	597	1.25%	14.7%	12/31/2023	1.33	0	0	1.00%	15.0%	12/31/2023	1.35	0	0	0.75%	15.3%
12/31/2022	1.15	398	457	1.25%	-15.4%	12/31/2022	1.16	0	0	1.00%	-15.2%	12/31/2022	1.17	0	0	0.75%	-15.0%
12/31/2021	1.36	374	507	1.25%	16.7%	12/31/2021	1.37	0	0	1.00%	17.0%	12/31/2021	1.37	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	15.8%	12/31/2025	$1.79	0	$0	0.25%	16.1%	12/31/2025	$1.82	0	$0	0.00%	16.4%
12/31/2024	1.52	0	0	0.50%	11.7%	12/31/2024	1.54	0	0	0.25%	12.0%	12/31/2024	1.56	0	0	0.00%	12.3%
12/31/2023	1.36	0	0	0.50%	15.6%	12/31/2023	1.38	0	0	0.25%	15.8%	12/31/2023	1.39	0	0	0.00%	16.1%
12/31/2022	1.18	0	0	0.50%	-14.8%	12/31/2022	1.19	0	0	0.25%	-14.6%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.38	0	0	0.50%	17.6%	12/31/2021	1.39	0	0	0.25%	17.9%	12/31/2021	1.40	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.9%
2023	2.5%
2022	3.2%
2021	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2050 Fund R6 Class - 06-44V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,666	$435,585	34,880
Receivables: investments sold	122
Payables: investments purchased	-
Net assets	$468,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$468,788	263,345	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$468,788	263,345

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,101
Mortality & expense charges			(5,093)
Net investment income (loss)			6,008

Gain (loss) on investments:
Net realized gain (loss)			1,218
Realized gain distributions			9,163
Net change in unrealized appreciation (depreciation)			49,272
Net gain (loss)			59,653

Increase (decrease) in net assets from operations			$65,661

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,008	$8,482
Net realized gain (loss)		1,218	2,878
Realized gain distributions		9,163	43,828
Net change in unrealized appreciation (depreciation)		49,272	(18,718)

Increase (decrease) in net assets from operations		65,661	36,470

Contract owner transactions:
Proceeds from units sold		68,327	44,240
Cost of units redeemed		(13,902)	(30,608)
Account charges		(245)	(445)
Increase (decrease)		54,180	13,187
Net increase (decrease)		119,841	49,657
Net assets, beginning		348,947	299,290
Net assets, ending		$468,788	$348,947

Units sold		41,789	30,233
Units redeemed		(8,182)	(21,290)
Net increase (decrease)		33,607	8,943
Units outstanding, beginning		229,738	220,795
Units outstanding, ending		263,345	229,738

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$427,665
Cost of units redeemed/account charges			(106,545)
Net investment income (loss)			31,967
Net realized gain (loss)			4,895
Realized gain distributions			77,725
Net change in unrealized appreciation (depreciation)			33,081
Net assets			$468,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	263	$469	1.25%	17.2%	12/31/2025	$1.81	0	$0	1.00%	17.5%	12/31/2025	$1.84	0	$0	0.75%	17.8%
12/31/2024	1.52	230	349	1.25%	12.1%	12/31/2024	1.54	0	0	1.00%	12.3%	12/31/2024	1.56	0	0	0.75%	12.6%
12/31/2023	1.36	221	299	1.25%	16.8%	12/31/2023	1.37	0	0	1.00%	17.1%	12/31/2023	1.39	0	0	0.75%	17.4%
12/31/2022	1.16	164	191	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.39	151	209	1.25%	18.0%	12/31/2021	1.39	0	0	1.00%	18.3%	12/31/2021	1.40	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	18.1%	12/31/2025	$1.90	0	$0	0.25%	18.4%	12/31/2025	$1.93	0	$0	0.00%	18.7%
12/31/2024	1.58	0	0	0.50%	12.9%	12/31/2024	1.60	0	0	0.25%	13.2%	12/31/2024	1.63	0	0	0.00%	13.5%
12/31/2023	1.40	0	0	0.50%	17.6%	12/31/2023	1.42	0	0	0.25%	17.9%	12/31/2023	1.43	0	0	0.00%	18.2%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.41	0	0	0.50%	18.9%	12/31/2021	1.42	0	0	0.25%	19.2%	12/31/2021	1.43	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	3.9%
2023	2.9%
2022	1.9%
2021	7.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund A Class - 06-456

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,581	$22,872	966
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$22,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,837	1,407	$3.44
Band 100	17,742	4,958	3.58
Band 75	-	-	3.72
Band 50	-	-	3.88
Band 25	-	-	4.04
Band 0	-	-	4.20
Total	$22,579	6,365

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$139
Mortality & expense charges			(538)
Net investment income (loss)			(399)

Gain (loss) on investments:
Net realized gain (loss)			1,383
Realized gain distributions			1,898
Net change in unrealized appreciation (depreciation)			1,956
Net gain (loss)			5,237

Increase (decrease) in net assets from operations			$4,838

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(399)	$(614)
Net realized gain (loss)		1,383	18,260
Realized gain distributions		1,898	4,357
Net change in unrealized appreciation (depreciation)		1,956	(7,354)

Increase (decrease) in net assets from operations		4,838	14,649

Contract owner transactions:
Proceeds from units sold		4,881	70,300
Cost of units redeemed		(53,416)	(90,721)
Account charges		(5)	(16)
Increase (decrease)		(48,540)	(20,437)
Net increase (decrease)		(43,702)	(5,788)
Net assets, beginning		66,281	72,069
Net assets, ending		$22,579	$66,281

Units sold		1,493	23,681
Units redeemed		(16,214)	(32,701)
Net increase (decrease)		(14,721)	(9,020)
Units outstanding, beginning		21,086	30,106
Units outstanding, ending		6,365	21,086

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,720,185
Cost of units redeemed/account charges			(1,794,990)
Net investment income (loss)			(6,748)
Net realized gain (loss)			3,362
Realized gain distributions			101,061
Net change in unrealized appreciation (depreciation)			(291)
Net assets			$22,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	1	$5	1.25%	10.4%	12/31/2025	$3.58	5	$18	1.00%	10.6%	12/31/2025	$3.72	0	$0	0.75%	10.9%
12/31/2024	3.12	16	50	1.25%	30.9%	12/31/2024	3.23	5	16	1.00%	31.2%	12/31/2024	3.36	0	0	0.75%	31.6%
12/31/2023	2.38	25	60	1.25%	19.1%	12/31/2023	2.46	5	12	1.00%	19.4%	12/31/2023	2.55	0	0	0.75%	19.7%
12/31/2022	2.00	43	87	1.25%	-18.6%	12/31/2022	2.06	7	15	1.00%	-18.4%	12/31/2022	2.13	0	0	0.75%	-18.2%
12/31/2021	2.46	62	153	1.25%	25.1%	12/31/2021	2.53	8	20	1.00%	25.4%	12/31/2021	2.61	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.88	0	$0	0.50%	11.2%	12/31/2025	$4.04	0	$0	0.25%	11.5%	12/31/2025	$4.20	0	$0	0.00%	11.7%
12/31/2024	3.49	0	0	0.50%	31.9%	12/31/2024	3.62	0	0	0.25%	32.2%	12/31/2024	3.76	0	0	0.00%	32.6%
12/31/2023	2.64	0	0	0.50%	20.0%	12/31/2023	2.74	0	0	0.25%	20.3%	12/31/2023	2.84	0	0	0.00%	20.6%
12/31/2022	2.20	0	0	0.50%	-18.0%	12/31/2022	2.28	0	0	0.25%	-17.8%	12/31/2022	2.35	0	0	0.00%	-17.6%
12/31/2021	2.69	0	0	0.50%	26.1%	12/31/2021	2.77	0	0	0.25%	26.4%	12/31/2021	2.86	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.4%
2023	0.7%
2022	0.0%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$465,122	$490,729	11,957
Receivables: investments sold	2,291
Payables: investments purchased	-
Net assets	$467,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$467,413	376,440	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$467,413	376,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,298)
Net investment income (loss)			(5,298)

Gain (loss) on investments:
Net realized gain (loss)			4,116
Realized gain distributions			91,192
Net change in unrealized appreciation (depreciation)			(70,789)
Net gain (loss)			24,519

Increase (decrease) in net assets from operations			$19,221

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,298)	$(4,367)
Net realized gain (loss)		4,116	8,544
Realized gain distributions		91,192	18,915
Net change in unrealized appreciation (depreciation)		(70,789)	38,820

Increase (decrease) in net assets from operations		19,221	61,912

Contract owner transactions:
Proceeds from units sold		97,495	75,587
Cost of units redeemed		(30,059)	(48,205)
Account charges		(1,441)	(1,247)
Increase (decrease)		65,995	26,135
Net increase (decrease)		85,216	88,047
Net assets, beginning		382,197	294,150
Net assets, ending		$467,413	$382,197

Units sold		81,934	65,130
Units redeemed		(25,929)	(42,737)
Net increase (decrease)		56,005	22,393
Units outstanding, beginning		320,435	298,042
Units outstanding, ending		376,440	320,435

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$618,720
Cost of units redeemed/account charges			(207,900)
Net investment income (loss)			(14,967)
Net realized gain (loss)			(25,101)
Realized gain distributions			122,268
Net change in unrealized appreciation (depreciation)			(25,607)
Net assets			$467,413

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	376	$467	1.25%	4.1%	12/31/2025	$1.26	0	$0	1.00%	4.4%	12/31/2025	$1.27	0	$0	0.75%	4.6%
12/31/2024	1.19	320	382	1.25%	20.9%	12/31/2024	1.21	0	0	1.00%	21.2%	12/31/2024	1.22	0	0	0.75%	21.5%
12/31/2023	0.99	298	294	1.25%	39.9%	12/31/2023	0.99	0	0	1.00%	40.3%	12/31/2023	1.00	0	0	0.75%	40.6%
12/31/2022	0.71	265	187	1.25%	-40.3%	12/31/2022	0.71	0	0	1.00%	-40.1%	12/31/2022	0.71	0	0	0.75%	-40.0%
12/31/2021	1.18	115	135	1.25%	6.5%	12/31/2021	1.18	0	0	1.00%	6.7%	12/31/2021	1.19	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	4.9%	12/31/2025	$1.31	0	$0	0.25%	5.1%	12/31/2025	$1.32	0	$0	0.00%	5.4%
12/31/2024	1.23	0	0	0.50%	21.8%	12/31/2024	1.24	0	0	0.25%	22.1%	12/31/2024	1.26	0	0	0.00%	22.4%
12/31/2023	1.01	0	0	0.50%	41.0%	12/31/2023	1.02	0	0	0.25%	41.3%	12/31/2023	1.03	0	0	0.00%	41.7%
12/31/2022	0.72	0	0	0.50%	-39.8%	12/31/2022	0.72	0	0	0.25%	-39.7%	12/31/2022	0.72	0	0	0.00%	-39.5%
12/31/2021	1.19	0	0	0.50%	7.3%	12/31/2021	1.19	0	0	0.25%	7.5%	12/31/2021	1.20	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Growth R6 Class - 06-4Y6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,473	$59,456	819
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$59,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,516	42,287	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$59,516	42,287

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(685)
Net investment income (loss)			(685)

Gain (loss) on investments:
Net realized gain (loss)			403
Realized gain distributions			5,879
Net change in unrealized appreciation (depreciation)			2,546
Net gain (loss)			8,828

Increase (decrease) in net assets from operations			$8,143

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(685)	$(123)
Net realized gain (loss)		403	(22)
Realized gain distributions		5,879	4,924
Net change in unrealized appreciation (depreciation)		2,546	(2,529)

Increase (decrease) in net assets from operations		8,143	2,250

Contract owner transactions:
Proceeds from units sold		16,140	50,227
Cost of units redeemed		(15,403)	(1,398)
Account charges		(403)	(40)
Increase (decrease)		334	48,789
Net increase (decrease)		8,477	51,039
Net assets, beginning		51,039	-
Net assets, ending		$59,516	$51,039

Units sold		13,034	42,313
Units redeemed		(11,914)	(1,146)
Net increase (decrease)		1,120	41,167
Units outstanding, beginning		41,167	-
Units outstanding, ending		42,287	41,167

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$66,367
Cost of units redeemed/account charges			(17,244)
Net investment income (loss)			(808)
Net realized gain (loss)			381
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			17
Net assets			$59,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	42	$60	1.25%	13.5%	12/31/2025	$1.42	0	$0	1.00%	13.8%	12/31/2025	$1.44	0	$0	0.75%	14.1%
12/31/2024	1.24	41	51	1.25%	29.1%	12/31/2024	1.25	0	0	1.00%	29.4%	12/31/2024	1.26	0	0	0.75%	29.8%
12/31/2023	0.96	0	0	1.25%	51.4%	12/31/2023	0.97	0	0	1.00%	51.8%	12/31/2023	0.97	0	0	0.75%	52.2%
12/31/2022	0.63	0	0	1.25%	-38.4%	12/31/2022	0.64	0	0	1.00%	-38.2%	12/31/2022	0.64	0	0	0.75%	-38.1%
12/31/2021	1.03	0	0	1.25%	2.9%	12/31/2021	1.03	0	0	1.00%	3.1%	12/31/2021	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	14.4%	12/31/2025	$1.47	0	$0	0.25%	14.7%	12/31/2025	$1.49	0	$0	0.00%	14.9%
12/31/2024	1.27	0	0	0.50%	30.1%	12/31/2024	1.28	0	0	0.25%	30.4%	12/31/2024	1.29	0	0	0.00%	30.7%
12/31/2023	0.98	0	0	0.50%	52.6%	12/31/2023	0.98	0	0	0.25%	52.9%	12/31/2023	0.99	0	0	0.00%	53.3%
12/31/2022	0.64	0	0	0.50%	-37.9%	12/31/2022	0.64	0	0	0.25%	-37.8%	12/31/2022	0.65	0	0	0.00%	-37.6%
12/31/2021	1.03	0	0	0.50%	3.3%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund Z Class - 06-457

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,311	$232,368	12,266
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$300,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$300,394	83,342	$3.60
Band 100	-	-	3.75
Band 75	-	-	3.91
Band 50	-	-	4.06
Band 25	-	-	4.23
Band 0	-	-	4.40
Total	$300,394	83,342

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,486
Mortality & expense charges			(3,846)
Net investment income (loss)			(1,360)

Gain (loss) on investments:
Net realized gain (loss)			14,020
Realized gain distributions			24,127
Net change in unrealized appreciation (depreciation)			(5,854)
Net gain (loss)			32,293

Increase (decrease) in net assets from operations			$30,933

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,360)	$(1,753)
Net realized gain (loss)		14,020	16,985
Realized gain distributions		24,127	18,776
Net change in unrealized appreciation (depreciation)		(5,854)	43,352

Increase (decrease) in net assets from operations		30,933	77,360

Contract owner transactions:
Proceeds from units sold		8,654	17,976
Cost of units redeemed		(38,418)	(81,736)
Account charges		(4)	(11)
Increase (decrease)		(29,768)	(63,771)
Net increase (decrease)		1,165	13,589
Net assets, beginning		299,229	285,640
Net assets, ending		$300,394	$299,229

Units sold		2,493	7,007
Units redeemed		(10,988)	(30,258)
Net increase (decrease)		(8,495)	(23,251)
Units outstanding, beginning		91,837	115,088
Units outstanding, ending		83,342	91,837

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,428,269
Cost of units redeemed/account charges			(1,380,399)
Net investment income (loss)			(5,132)
Net realized gain (loss)			27,007
Realized gain distributions			162,706
Net change in unrealized appreciation (depreciation)			67,943
Net assets			$300,394

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.60	83	$300	1.25%	10.6%	12/31/2025	$3.75	0	$0	1.00%	10.9%	12/31/2025	$3.91	0	$0	0.75%	11.2%
12/31/2024	3.26	92	299	1.25%	31.3%	12/31/2024	3.38	0	0	1.00%	31.6%	12/31/2024	3.51	0	0	0.75%	31.9%
12/31/2023	2.48	115	286	1.25%	19.4%	12/31/2023	2.57	0	0	1.00%	19.7%	12/31/2023	2.66	0	0	0.75%	20.0%
12/31/2022	2.08	120	249	1.25%	-18.4%	12/31/2022	2.15	0	0	1.00%	-18.2%	12/31/2022	2.22	0	0	0.75%	-18.0%
12/31/2021	2.55	162	413	1.25%	25.5%	12/31/2021	2.63	0	0	1.00%	25.8%	12/31/2021	2.71	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.06	0	$0	0.50%	11.5%	12/31/2025	$4.23	0	$0	0.25%	11.7%	12/31/2025	$4.40	0	$0	0.00%	12.0%
12/31/2024	3.65	0	0	0.50%	32.3%	12/31/2024	3.79	0	0	0.25%	32.6%	12/31/2024	3.93	0	0	0.00%	32.9%
12/31/2023	2.76	0	0	0.50%	20.3%	12/31/2023	2.86	0	0	0.25%	20.6%	12/31/2023	2.96	0	0	0.00%	20.9%
12/31/2022	2.29	0	0	0.50%	-17.8%	12/31/2022	2.37	0	0	0.25%	-17.6%	12/31/2022	2.45	0	0	0.00%	-17.4%
12/31/2021	2.79	0	0	0.50%	26.4%	12/31/2021	2.87	0	0	0.25%	26.8%	12/31/2021	2.96	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.6%
2023	1.1%
2022	0.3%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund A Class - 06-531

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,162	$162,361	7,078
Receivables: investments sold	230
Payables: investments purchased	-
Net assets	$144,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,340	34,968	$2.04
Band 100	73,052	34,438	2.12
Band 75	-	-	2.21
Band 50	-	-	2.29
Band 25	-	-	2.38
Band 0	-	-	2.48
Total	$144,392	69,406

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,952
Mortality & expense charges			(1,855)
Net investment income (loss)			2,097

Gain (loss) on investments:
Net realized gain (loss)			(5,043)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,037
Net gain (loss)			9,994

Increase (decrease) in net assets from operations			$12,091

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,097	$1,974
Net realized gain (loss)		(5,043)	1,827
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,037	1,207

Increase (decrease) in net assets from operations		12,091	5,008

Contract owner transactions:
Proceeds from units sold		8,087	10,226
Cost of units redeemed		(46,566)	(22,841)
Account charges		(64)	(47)
Increase (decrease)		(38,543)	(12,662)
Net increase (decrease)		(26,452)	(7,654)
Net assets, beginning		170,844	178,498
Net assets, ending		$144,392	$170,844

Units sold		4,063	5,365
Units redeemed		(22,996)	(11,244)
Net increase (decrease)		(18,933)	(5,879)
Units outstanding, beginning		88,339	94,218
Units outstanding, ending		69,406	88,339

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,520,487
Cost of units redeemed/account charges			(3,775,038)
Net investment income (loss)			112,768
Net realized gain (loss)			186,811
Realized gain distributions			117,563
Net change in unrealized appreciation (depreciation)			(18,199)
Net assets			$144,392

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	35	$71	1.25%	7.4%	12/31/2025	$2.12	34	$73	1.00%	7.7%	12/31/2025	$2.21	0	$0	0.75%	8.0%
12/31/2024	1.90	45	85	1.25%	1.9%	12/31/2024	1.97	43	86	1.00%	2.2%	12/31/2024	2.04	0	0	0.75%	2.4%
12/31/2023	1.86	49	92	1.25%	9.4%	12/31/2023	1.93	45	87	1.00%	9.7%	12/31/2023	1.99	0	0	0.75%	10.0%
12/31/2022	1.70	60	102	1.25%	-27.9%	12/31/2022	1.76	46	81	1.00%	-27.7%	12/31/2022	1.81	0	0	0.75%	-27.5%
12/31/2021	2.36	64	151	1.25%	25.8%	12/31/2021	2.43	55	134	1.00%	26.1%	12/31/2021	2.50	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	0	$0	0.50%	8.2%	12/31/2025	$2.38	0	$0	0.25%	8.5%	12/31/2025	$2.48	0	$0	0.00%	8.8%
12/31/2024	2.12	0	0	0.50%	2.7%	12/31/2024	2.20	0	0	0.25%	2.9%	12/31/2024	2.28	0	0	0.00%	3.2%
12/31/2023	2.06	0	0	0.50%	10.3%	12/31/2023	2.14	0	0	0.25%	10.5%	12/31/2023	2.21	0	0	0.00%	10.8%
12/31/2022	1.87	0	0	0.50%	-27.3%	12/31/2022	1.93	0	0	0.25%	-27.2%	12/31/2022	1.99	0	0	0.00%	-27.0%
12/31/2021	2.58	0	0	0.50%	26.8%	12/31/2021	2.65	0	0	0.25%	27.1%	12/31/2021	2.73	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.3%
2023	2.0%
2022	1.4%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund A Class - 06-458

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439,994	$481,553	12,411
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$439,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$246,926	31,749	$7.78
Band 100	193,054	23,847	8.10
Band 75	-	-	8.43
Band 50	-	-	8.77
Band 25	-	-	9.13
Band 0	-	-	9.50
Total	$439,980	55,596

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$493
Mortality & expense charges			(4,348)
Net investment income (loss)			(3,855)

Gain (loss) on investments:
Net realized gain (loss)			(4,624)
Realized gain distributions			54,324
Net change in unrealized appreciation (depreciation)			20,108
Net gain (loss)			69,808

Increase (decrease) in net assets from operations			$65,953

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,855)	$(2,332)
Net realized gain (loss)		(4,624)	7,593
Realized gain distributions		54,324	49,235
Net change in unrealized appreciation (depreciation)		20,108	(15,002)

Increase (decrease) in net assets from operations		65,953	39,494

Contract owner transactions:
Proceeds from units sold		5,934	6,845
Cost of units redeemed		(17,593)	(119,261)
Account charges		(115)	(115)
Increase (decrease)		(11,774)	(112,531)
Net increase (decrease)		54,179	(73,037)
Net assets, beginning		385,801	458,838
Net assets, ending		$439,980	$385,801

Units sold		893	1,207
Units redeemed		(2,787)	(16,884)
Net increase (decrease)		(1,894)	(15,677)
Units outstanding, beginning		57,490	73,167
Units outstanding, ending		55,596	57,490

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,445,388
Cost of units redeemed/account charges			(10,616,976)
Net investment income (loss)			(242,813)
Net realized gain (loss)			(193,562)
Realized gain distributions			2,089,502
Net change in unrealized appreciation (depreciation)			(41,559)
Net assets			$439,980

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.78	32	$247	1.25%	17.8%	12/31/2025	$8.10	24	$193	1.00%	18.1%	12/31/2025	$8.43	0	$0	0.75%	18.4%
12/31/2024	6.60	33	218	1.25%	7.2%	12/31/2024	6.86	24	168	1.00%	7.4%	12/31/2024	7.12	0	0	0.75%	7.7%
12/31/2023	6.16	37	227	1.25%	10.9%	12/31/2023	6.38	36	232	1.00%	11.2%	12/31/2023	6.61	0	0	0.75%	11.5%
12/31/2022	5.56	80	446	1.25%	-11.4%	12/31/2022	5.74	40	231	1.00%	-11.2%	12/31/2022	5.93	0	0	0.75%	-11.0%
12/31/2021	6.27	88	550	1.25%	4.7%	12/31/2021	6.46	63	407	1.00%	5.0%	12/31/2021	6.66	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.77	0	$0	0.50%	18.7%	12/31/2025	$9.13	0	$0	0.25%	19.0%	12/31/2025	$9.50	0	$0	0.00%	19.3%
12/31/2024	7.39	0	0	0.50%	8.0%	12/31/2024	7.67	0	0	0.25%	8.2%	12/31/2024	7.97	0	0	0.00%	8.5%
12/31/2023	6.85	0	0	0.50%	11.8%	12/31/2023	7.09	0	0	0.25%	12.0%	12/31/2023	7.34	0	0	0.00%	12.3%
12/31/2022	6.13	0	0	0.50%	-10.8%	12/31/2022	6.33	0	0	0.25%	-10.5%	12/31/2022	6.54	0	0	0.00%	-10.3%
12/31/2021	6.86	0	0	0.50%	5.5%	12/31/2021	7.07	0	0	0.25%	5.7%	12/31/2021	7.29	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.7%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund Z Class - 06-459

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$205,208	$191,517	4,378
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$205,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,392	25,216	$8.15
Band 100	-	-	8.48
Band 75	-	-	8.83
Band 50	-	-	9.19
Band 25	-	-	9.56
Band 0	-	-	9.95
Total	$205,392	25,216

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$495
Mortality & expense charges			(15,850)
Net investment income (loss)			(15,355)

Gain (loss) on investments:
Net realized gain (loss)			108,833
Realized gain distributions			19,706
Net change in unrealized appreciation (depreciation)			96,543
Net gain (loss)			225,082

Increase (decrease) in net assets from operations			$209,727

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,355)	$(8,362)
Net realized gain (loss)		108,833	31,418
Realized gain distributions		19,706	156,034
Net change in unrealized appreciation (depreciation)		96,543	(61,342)

Increase (decrease) in net assets from operations		209,727	117,748

Contract owner transactions:
Proceeds from units sold		79,484	119,614
Cost of units redeemed		(1,606,498)	(258,866)
Account charges		(100)	(140)
Increase (decrease)		(1,527,114)	(139,392)
Net increase (decrease)		(1,317,387)	(21,644)
Net assets, beginning		1,522,779	1,544,423
Net assets, ending		$205,392	$1,522,779

Units sold		11,658	16,754
Units redeemed		(207,237)	(36,588)
Net increase (decrease)		(195,579)	(19,834)
Units outstanding, beginning		220,795	240,629
Units outstanding, ending		25,216	220,795

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,881,299
Cost of units redeemed/account charges			(15,057,416)
Net investment income (loss)			(500,203)
Net realized gain (loss)			554,173
Realized gain distributions			3,313,848
Net change in unrealized appreciation (depreciation)			13,691
Net assets			$205,392

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.15	25	$205	1.25%	18.1%	12/31/2025	$8.48	0	$0	1.00%	18.4%	12/31/2025	$8.83	0	$0	0.75%	18.7%
12/31/2024	6.90	221	1,523	1.25%	7.5%	12/31/2024	7.16	0	0	1.00%	7.7%	12/31/2024	7.44	0	0	0.75%	8.0%
12/31/2023	6.42	241	1,544	1.25%	11.2%	12/31/2023	6.65	0	0	1.00%	11.5%	12/31/2023	6.88	0	0	0.75%	11.8%
12/31/2022	5.77	251	1,450	1.25%	-11.2%	12/31/2022	5.96	0	0	1.00%	-11.0%	12/31/2022	6.16	0	0	0.75%	-10.7%
12/31/2021	6.50	322	2,094	1.25%	5.0%	12/31/2021	6.69	0	0	1.00%	5.2%	12/31/2021	6.90	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.19	0	$0	0.50%	19.0%	12/31/2025	$9.56	0	$0	0.25%	19.3%	12/31/2025	$9.95	0	$0	0.00%	19.6%
12/31/2024	7.72	0	0	0.50%	8.3%	12/31/2024	8.02	0	0	0.25%	8.5%	12/31/2024	8.32	0	0	0.00%	8.8%
12/31/2023	7.13	0	0	0.50%	12.1%	12/31/2023	7.38	0	0	0.25%	12.3%	12/31/2023	7.65	0	0	0.00%	12.6%
12/31/2022	6.36	0	0	0.50%	-10.5%	12/31/2022	6.57	0	0	0.25%	-10.3%	12/31/2022	6.79	0	0	0.00%	-10.1%
12/31/2021	7.11	0	0	0.50%	5.8%	12/31/2021	7.33	0	0	0.25%	6.0%	12/31/2021	7.55	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return R4 Retirement Class - 06-6CF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,190	$15,712	2,994
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$16,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,201	16,680	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$16,201	16,680

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,927
Mortality & expense charges			(1,267)
Net investment income (loss)			2,660

Gain (loss) on investments:
Net realized gain (loss)			3,936
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,645
Net gain (loss)			9,581

Increase (decrease) in net assets from operations			$12,241

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,660	$3,375
Net realized gain (loss)		3,936	(1,316)
Realized gain distributions		-	1,183
Net change in unrealized appreciation (depreciation)		5,645	(5,235)

Increase (decrease) in net assets from operations		12,241	(1,993)

Contract owner transactions:
Proceeds from units sold		10,331	33,324
Cost of units redeemed		(143,016)	(62,115)
Account charges		(350)	(499)
Increase (decrease)		(133,035)	(29,290)
Net increase (decrease)		(120,794)	(31,283)
Net assets, beginning		136,995	168,278
Net assets, ending		$16,201	$136,995

Units sold		11,168	37,394
Units redeemed		(148,851)	(70,419)
Net increase (decrease)		(137,683)	(33,025)
Units outstanding, beginning		154,363	187,388
Units outstanding, ending		16,680	154,363

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$221,364
Cost of units redeemed/account charges			(220,500)
Net investment income (loss)			11,905
Net realized gain (loss)			1,771
Realized gain distributions			1,183
Net change in unrealized appreciation (depreciation)			478
Net assets			$16,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.97	17	$16	1.25%	9.4%	12/31/2025	$0.98	0	$0	1.00%	9.7%	12/31/2025	$0.99	0	$0	0.75%	10.0%
12/31/2024	0.89	154	137	1.25%	-1.2%	12/31/2024	0.89	0	0	1.00%	-0.9%	12/31/2024	0.90	0	0	0.75%	-0.7%
12/31/2023	0.90	187	168	1.25%	8.0%	12/31/2023	0.90	0	0	1.00%	8.3%	12/31/2023	0.91	0	0	0.75%	8.5%
12/31/2022	0.83	158	131	1.25%	-16.8%	12/31/2022	0.83	0	0	1.00%	-16.7%	12/31/2022	0.84	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.00	0	$0	0.50%	10.3%	12/31/2025	$1.01	0	$0	0.25%	10.5%	12/31/2025	$1.02	0	$0	0.00%	10.8%
12/31/2024	0.91	0	0	0.50%	-0.4%	12/31/2024	0.91	0	0	0.25%	-0.2%	12/31/2024	0.92	0	0	0.00%	0.1%
12/31/2023	0.91	0	0	0.50%	8.8%	12/31/2023	0.91	0	0	0.25%	9.1%	12/31/2023	0.92	0	0	0.00%	9.4%
12/31/2022	0.84	0	0	0.50%	-16.3%	12/31/2022	0.84	0	0	0.25%	-16.1%	12/31/2022	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.1%
2024	3.5%
2023	3.8%
2022	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Absolute Return Bond R6 Class - 06-6XW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	1.25%	4.0%	12/31/2025	$1.08	0	$0	1.00%	4.3%	12/31/2025	$1.08	0	$0	0.75%	4.5%
12/31/2024	1.03	0	0	1.25%	3.0%	12/31/2024	1.03	0	0	1.00%	3.1%	12/31/2024	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	4.8%	12/31/2025	$1.09	0	$0	0.25%	5.0%	12/31/2025	$1.09	0	$0	0.00%	5.3%
12/31/2024	1.03	0	0	0.50%	3.4%	12/31/2024	1.04	0	0	0.25%	3.5%	12/31/2024	1.04	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jenn Intl Opps R6 Class - 06-6WK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	1.25%	13.2%	12/31/2025	$1.07	0	$0	1.00%	13.5%	12/31/2025	$1.07	0	$0	0.75%	13.7%
12/31/2024	0.94	0	0	1.25%	-6.0%	12/31/2024	0.94	0	0	1.00%	-5.8%	12/31/2024	0.94	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	14.0%	12/31/2025	$1.08	0	$0	0.25%	14.3%	12/31/2025	$1.09	0	$0	0.00%	14.6%
12/31/2024	0.95	0	0	0.50%	-5.5%	12/31/2024	0.95	0	0	0.25%	-5.3%	12/31/2024	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Target Date 2065 R6 Retirement Class - 06-7C4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550	$556	38
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$550	456	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$550	456

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10
Mortality & expense charges			(1)
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(6)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$-
Net realized gain (loss)		-	-
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		(6)	-

Increase (decrease) in net assets from operations		8	-

Contract owner transactions:
Proceeds from units sold		542	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		542	-
Net increase (decrease)		550	-
Net assets, beginning		-	-
Net assets, ending		$550	$-

Units sold		456	-
Units redeemed		-	-
Net increase (decrease)		456	-
Units outstanding, beginning		-	-
Units outstanding, ending		456	-

* Date of Fund Inception into Variable Account: 4 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$542
Cost of units redeemed/account charges			-
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(6)
Net assets			$550

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$1	1.25%	20.7%	12/31/2025	$1.21	0	$0	1.00%	20.9%	12/31/2025	$1.21	0	$0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	21.3%	12/31/2025	$1.22	0	$0	0.25%	21.5%	12/31/2025	$1.22	0	$0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Target Date 2070 R6 Retirement Class - 06-7C6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	1.25%	20.7%	12/31/2025	$1.21	0	$0	1.00%	20.9%	12/31/2025	$1.21	0	$0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	21.3%	12/31/2025	$1.22	0	$0	0.25%	21.5%	12/31/2025	$1.22	0	$0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM US Real Estate R6 Retirement Class - 06-79Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$810,333	$818,401	52,357
Receivables: investments sold	2,775
Payables: investments purchased	-
Net assets	$813,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$813,108	773,341	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$813,108	773,341

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,894
Mortality & expense charges			(5,384)
Net investment income (loss)			5,510

Gain (loss) on investments:
Net realized gain (loss)			(1,287)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,068)
Net gain (loss)			(9,355)

Increase (decrease) in net assets from operations			$(3,845)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,510	$-
Net realized gain (loss)		(1,287)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,068)	-

Increase (decrease) in net assets from operations		(3,845)	-

Contract owner transactions:
Proceeds from units sold		886,619	-
Cost of units redeemed		(69,370)	-
Account charges		(296)	-
Increase (decrease)		816,953	-
Net increase (decrease)		813,108	-
Net assets, beginning		-	-
Net assets, ending		$813,108	$-

Units sold		840,419	-
Units redeemed		(67,078)	-
Net increase (decrease)		773,341	-
Units outstanding, beginning		-	-
Units outstanding, ending		773,341	-

* Date of Fund Inception into Variable Account: 4 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$886,619
Cost of units redeemed/account charges			(69,666)
Net investment income (loss)			5,510
Net realized gain (loss)			(1,287)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,068)
Net assets			$813,108

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	773	$813	1.25%	5.1%	12/31/2025	$1.05	0	$0	1.00%	5.3%	12/31/2025	$1.06	0	$0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.7%	12/31/2025	$1.06	0	$0	0.25%	5.9%	12/31/2025	$1.06	0	$0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Small Cap Growth R6 Retirement Class - 06-6N4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,844	$125,752	1,615
Receivables: investments sold	1,761
Payables: investments purchased	-
Net assets	$139,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,605	92,992	$1.50
Band 100	-	-	1.51
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	-	-	1.55
Total	$139,605	92,992

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,661)
Net investment income (loss)			(1,661)

Gain (loss) on investments:
Net realized gain (loss)			2,013
Realized gain distributions			563
Net change in unrealized appreciation (depreciation)			12,259
Net gain (loss)			14,835

Increase (decrease) in net assets from operations			$13,174

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,661)	$(532)
Net realized gain (loss)		2,013	142
Realized gain distributions		563	-
Net change in unrealized appreciation (depreciation)		12,259	(167)

Increase (decrease) in net assets from operations		13,174	(557)

Contract owner transactions:
Proceeds from units sold		41,912	153,496
Cost of units redeemed		(65,054)	(2,817)
Account charges		(327)	(222)
Increase (decrease)		(23,469)	150,457
Net increase (decrease)		(10,295)	149,900
Net assets, beginning		149,900	-
Net assets, ending		$139,605	$149,900

Units sold		30,828	109,902
Units redeemed		(45,658)	(2,080)
Net increase (decrease)		(14,830)	107,822
Units outstanding, beginning		107,822	-
Units outstanding, ending		92,992	107,822

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$195,408
Cost of units redeemed/account charges			(68,420)
Net investment income (loss)			(2,193)
Net realized gain (loss)			2,155
Realized gain distributions			563
Net change in unrealized appreciation (depreciation)			12,092
Net assets			$139,605

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	93	$140	1.25%	8.0%	12/31/2025	$1.51	0	$0	1.00%	8.3%	12/31/2025	$1.52	0	$0	0.75%	8.5%
12/31/2024	1.39	108	150	1.25%	21.9%	12/31/2024	1.40	0	0	1.00%	22.2%	12/31/2024	1.40	0	0	0.75%	22.6%
12/31/2023	1.14	0	0	1.25%	14.0%	12/31/2023	1.14	0	0	1.00%	14.2%	12/31/2023	1.14	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	8.8%	12/31/2025	$1.54	0	$0	0.25%	9.1%	12/31/2025	$1.55	0	$0	0.00%	9.3%
12/31/2024	1.41	0	0	0.50%	22.9%	12/31/2024	1.41	0	0	0.25%	23.2%	12/31/2024	1.42	0	0	0.00%	23.5%
12/31/2023	1.15	0	0	0.50%	14.6%	12/31/2023	1.15	0	0	0.25%	14.8%	12/31/2023	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Global Health Care R6 Retirement Class - 06-6PT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	1.25%	14.1%	12/31/2025	$1.23	0	$0	1.00%	14.4%	12/31/2025	$1.24	0	$0	0.75%	14.7%
12/31/2024	1.07	0	0	1.25%	0.3%	12/31/2024	1.08	0	0	1.00%	0.6%	12/31/2024	1.08	0	0	0.75%	0.8%
12/31/2023	1.07	0	0	1.25%	6.9%	12/31/2023	1.07	0	0	1.00%	7.0%	12/31/2023	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	0	$0	0.50%	15.0%	12/31/2025	$1.25	0	$0	0.25%	15.3%	12/31/2025	$1.26	0	$0	0.00%	15.6%
12/31/2024	1.08	0	0	0.50%	1.1%	12/31/2024	1.09	0	0	0.25%	1.4%	12/31/2024	1.09	0	0	0.00%	1.6%
12/31/2023	1.07	0	0	0.50%	7.2%	12/31/2023	1.07	0	0	0.25%	7.3%	12/31/2023	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Core Equity R6 Retirement Class - 06-6RM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,139	$58,919	1,501
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$74,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,147	44,409	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$74,147	44,409

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$849
Mortality & expense charges			(773)
Net investment income (loss)			76

Gain (loss) on investments:
Net realized gain (loss)			119
Realized gain distributions			1,193
Net change in unrealized appreciation (depreciation)			8,390
Net gain (loss)			9,702

Increase (decrease) in net assets from operations			$9,778

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76	$(155)
Net realized gain (loss)		119	434
Realized gain distributions		1,193	1,872
Net change in unrealized appreciation (depreciation)		8,390	6,830

Increase (decrease) in net assets from operations		9,778	8,981

Contract owner transactions:
Proceeds from units sold		11,776	52,175
Cost of units redeemed		(1)	(8,246)
Account charges		(169)	(147)
Increase (decrease)		11,606	43,782
Net increase (decrease)		21,384	52,763
Net assets, beginning		52,763	-
Net assets, ending		$74,147	$52,763

Units sold		7,882	43,476
Units redeemed		(110)	(6,839)
Net increase (decrease)		7,772	36,637
Units outstanding, beginning		36,637	-
Units outstanding, ending		44,409	36,637

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$63,951
Cost of units redeemed/account charges			(8,563)
Net investment income (loss)			(79)
Net realized gain (loss)			553
Realized gain distributions			3,065
Net change in unrealized appreciation (depreciation)			15,220
Net assets			$74,147

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	44	$74	1.25%	15.9%	12/31/2025	$1.68	0	$0	1.00%	16.2%	12/31/2025	$1.69	0	$0	0.75%	16.5%
12/31/2024	1.44	37	53	1.25%	25.0%	12/31/2024	1.44	0	0	1.00%	25.3%	12/31/2024	1.45	0	0	0.75%	25.6%
12/31/2023	1.15	0	0	1.25%	15.2%	12/31/2023	1.15	0	0	1.00%	15.3%	12/31/2023	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	0.50%	16.8%	12/31/2025	$1.71	0	$0	0.25%	17.1%	12/31/2025	$1.72	0	$0	0.00%	17.4%
12/31/2024	1.45	0	0	0.50%	25.9%	12/31/2024	1.46	0	0	0.25%	26.3%	12/31/2024	1.46	0	0	0.00%	26.6%
12/31/2023	1.15	0	0	0.50%	15.4%	12/31/2023	1.15	0	0	0.25%	15.4%	12/31/2023	1.15	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund A Class - 06-938

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,304,438	$1,104,016	17,373
Receivables: investments sold	833
Payables: investments purchased	-
Net assets	$1,305,271

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,305,271	283,440	$4.61
Band 100	-	-	4.73
Band 75	-	-	4.86
Band 50	-	-	5.00
Band 25	-	-	5.14
Band 0	-	-	5.28
Total	$1,305,271	283,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,059)
Net investment income (loss)			(15,059)

Gain (loss) on investments:
Net realized gain (loss)			102,918
Realized gain distributions			70,070
Net change in unrealized appreciation (depreciation)			(7,837)
Net gain (loss)			165,151

Increase (decrease) in net assets from operations			$150,092

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,059)	$(12,639)
Net realized gain (loss)		102,918	138,232
Realized gain distributions		70,070	50,374
Net change in unrealized appreciation (depreciation)		(7,837)	85,597

Increase (decrease) in net assets from operations		150,092	261,564

Contract owner transactions:
Proceeds from units sold		528,279	609,019
Cost of units redeemed		(571,092)	(444,151)
Account charges		(269)	(215)
Increase (decrease)		(43,082)	164,653
Net increase (decrease)		107,010	426,217
Net assets, beginning		1,198,261	772,044
Net assets, ending		$1,305,271	$1,198,261

Units sold		152,481	169,919
Units redeemed		(162,628)	(125,207)
Net increase (decrease)		(10,147)	44,712
Units outstanding, beginning		293,587	248,875
Units outstanding, ending		283,440	293,587

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,688,290
Cost of units redeemed/account charges			(2,063,158)
Net investment income (loss)			(55,513)
Net realized gain (loss)			292,457
Realized gain distributions			242,773
Net change in unrealized appreciation (depreciation)			200,422
Net assets			$1,305,271

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.61	283	$1,305	1.25%	12.8%	12/31/2025	$4.73	0	$0	1.00%	13.1%	12/31/2025	$4.86	0	$0	0.75%	13.4%
12/31/2024	4.08	294	1,198	1.25%	31.6%	12/31/2024	4.18	0	0	1.00%	31.9%	12/31/2024	4.29	0	0	0.75%	32.2%
12/31/2023	3.10	249	772	1.25%	42.4%	12/31/2023	3.17	0	0	1.00%	42.8%	12/31/2023	3.24	0	0	0.75%	43.2%
12/31/2022	2.18	220	479	1.25%	-31.2%	12/31/2022	2.22	0	0	1.00%	-31.0%	12/31/2022	2.27	0	0	0.75%	-30.9%
12/31/2021	3.17	205	651	1.25%	21.0%	12/31/2021	3.22	0	0	1.00%	21.3%	12/31/2021	3.28	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.00	0	$0	0.50%	13.7%	12/31/2025	$5.14	0	$0	0.25%	14.0%	12/31/2025	$5.28	0	$0	0.00%	14.2%
12/31/2024	4.40	0	0	0.50%	32.6%	12/31/2024	4.51	0	0	0.25%	32.9%	12/31/2024	4.62	0	0	0.00%	33.2%
12/31/2023	3.32	0	0	0.50%	43.5%	12/31/2023	3.39	0	0	0.25%	43.9%	12/31/2023	3.47	0	0	0.00%	44.2%
12/31/2022	2.31	0	0	0.50%	-30.7%	12/31/2022	2.36	0	0	0.25%	-30.5%	12/31/2022	2.41	0	0	0.00%	-30.3%
12/31/2021	3.34	0	0	0.50%	21.9%	12/31/2021	3.39	0	0	0.25%	22.2%	12/31/2021	3.45	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	7.8%	12/31/2025	$1.14	0	$0	1.00%	8.1%	12/31/2025	$1.16	0	$0	0.75%	8.4%
12/31/2024	1.04	0	0	1.25%	4.8%	12/31/2024	1.05	0	0	1.00%	5.1%	12/31/2024	1.07	0	0	0.75%	5.4%
12/31/2023	0.99	0	0	1.25%	3.8%	12/31/2023	1.00	0	0	1.00%	4.0%	12/31/2023	1.02	0	0	0.75%	4.3%
12/31/2022	0.95	0	0	1.25%	-4.1%	12/31/2022	0.96	0	0	1.00%	-3.9%	12/31/2022	0.98	0	0	0.75%	-3.6%
12/31/2021	0.99	0	0	1.25%	-7.8%	12/31/2021	1.00	0	0	1.00%	-7.6%	12/31/2021	1.01	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	8.6%	12/31/2025	$1.21	0	$0	0.25%	8.9%	12/31/2025	$1.24	0	$0	0.00%	9.2%
12/31/2024	1.09	0	0	0.50%	5.6%	12/31/2024	1.11	0	0	0.25%	5.9%	12/31/2024	1.13	0	0	0.00%	6.2%
12/31/2023	1.03	0	0	0.50%	4.6%	12/31/2023	1.05	0	0	0.25%	4.8%	12/31/2023	1.07	0	0	0.00%	5.1%
12/31/2022	0.99	0	0	0.50%	-3.4%	12/31/2022	1.00	0	0	0.25%	-3.2%	12/31/2022	1.01	0	0	0.00%	-2.9%
12/31/2021	1.02	0	0	0.50%	-7.1%	12/31/2021	1.03	0	0	0.25%	-6.9%	12/31/2021	1.04	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	0	$0	1.25%	13.4%	12/31/2025	$1.70	0	$0	1.00%	13.7%	12/31/2025	$1.74	0	$0	0.75%	14.0%
12/31/2024	1.47	0	0	1.25%	14.6%	12/31/2024	1.50	0	0	1.00%	14.9%	12/31/2024	1.52	0	0	0.75%	15.2%
12/31/2023	1.28	0	0	1.25%	16.1%	12/31/2023	1.30	0	0	1.00%	16.4%	12/31/2023	1.32	0	0	0.75%	16.7%
12/31/2022	1.11	0	0	1.25%	-16.8%	12/31/2022	1.12	0	0	1.00%	-16.6%	12/31/2022	1.13	0	0	0.75%	-16.3%
12/31/2021	1.33	0	0	1.25%	11.9%	12/31/2021	1.34	0	0	1.00%	12.2%	12/31/2021	1.35	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	14.3%	12/31/2025	$1.81	0	$0	0.25%	14.6%	12/31/2025	$1.84	0	$0	0.00%	14.9%
12/31/2024	1.55	0	0	0.50%	15.4%	12/31/2024	1.58	0	0	0.25%	15.7%	12/31/2024	1.61	0	0	0.00%	16.0%
12/31/2023	1.34	0	0	0.50%	17.0%	12/31/2023	1.36	0	0	0.25%	17.3%	12/31/2023	1.38	0	0	0.00%	17.6%
12/31/2022	1.15	0	0	0.50%	-16.1%	12/31/2022	1.16	0	0	0.25%	-15.9%	12/31/2022	1.18	0	0	0.00%	-15.7%
12/31/2021	1.37	0	0	0.50%	12.8%	12/31/2021	1.38	0	0	0.25%	13.0%	12/31/2021	1.40	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,969	$236,627	15,188
Receivables: investments sold	631
Payables: investments purchased	-
Net assets	$257,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,600	150,356	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$257,600	150,356

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,879
Mortality & expense charges			(3,306)
Net investment income (loss)			5,573

Gain (loss) on investments:
Net realized gain (loss)			12,071
Realized gain distributions			10,110
Net change in unrealized appreciation (depreciation)			7,349
Net gain (loss)			29,530

Increase (decrease) in net assets from operations			$35,103

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,573	$5,714
Net realized gain (loss)		12,071	7,800
Realized gain distributions		10,110	33,867
Net change in unrealized appreciation (depreciation)		7,349	11,774

Increase (decrease) in net assets from operations		35,103	59,155

Contract owner transactions:
Proceeds from units sold		11,476	34,809
Cost of units redeemed		(212,449)	(114,588)
Account charges		(356)	(294)
Increase (decrease)		(201,329)	(80,073)
Net increase (decrease)		(166,226)	(20,918)
Net assets, beginning		423,826	444,744
Net assets, ending		$257,600	$423,826

Units sold		7,269	24,132
Units redeemed		(138,312)	(81,982)
Net increase (decrease)		(131,043)	(57,850)
Units outstanding, beginning		281,399	339,249
Units outstanding, ending		150,356	281,399

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$693,883
Cost of units redeemed/account charges			(610,525)
Net investment income (loss)			18,989
Net realized gain (loss)			10,339
Realized gain distributions			124,572
Net change in unrealized appreciation (depreciation)			20,342
Net assets			$257,600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	150	$258	1.25%	13.8%	12/31/2025	$1.75	0	$0	1.00%	14.0%	12/31/2025	$1.78	0	$0	0.75%	14.3%
12/31/2024	1.51	281	424	1.25%	14.9%	12/31/2024	1.53	0	0	1.00%	15.2%	12/31/2024	1.56	0	0	0.75%	15.5%
12/31/2023	1.31	339	445	1.25%	16.5%	12/31/2023	1.33	0	0	1.00%	16.8%	12/31/2023	1.35	0	0	0.75%	17.1%
12/31/2022	1.13	329	370	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.35	432	581	1.25%	12.4%	12/31/2021	1.36	0	0	1.00%	12.7%	12/31/2021	1.37	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	14.6%	12/31/2025	$1.86	0	$0	0.25%	14.9%	12/31/2025	$1.89	0	$0	0.00%	15.2%
12/31/2024	1.59	0	0	0.50%	15.8%	12/31/2024	1.62	0	0	0.25%	16.0%	12/31/2024	1.64	0	0	0.00%	16.3%
12/31/2023	1.37	0	0	0.50%	17.4%	12/31/2023	1.39	0	0	0.25%	17.7%	12/31/2023	1.41	0	0	0.00%	18.0%
12/31/2022	1.17	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.20	0	0	0.00%	-15.4%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.5%	12/31/2021	1.42	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.5%
2023	2.0%
2022	1.6%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	7
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	7

Contract owner transactions:
Proceeds from units sold		-	157
Cost of units redeemed		-	(164)
Account charges		-	-
Increase (decrease)		-	(7)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	113
Units redeemed		-	(113)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,699,404
Cost of units redeemed/account charges			(32,334,279)
Net investment income (loss)			100,335
Net realized gain (loss)			1,534,540
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	1.25%	12.1%	12/31/2025	$1.71	0	$0	1.00%	12.4%	12/31/2025	$1.75	0	$0	0.75%	12.7%
12/31/2024	1.50	0	0	1.25%	14.8%	12/31/2024	1.52	0	0	1.00%	15.1%	12/31/2024	1.55	0	0	0.75%	15.4%
12/31/2023	1.30	0	0	1.25%	16.4%	12/31/2023	1.32	0	0	1.00%	16.7%	12/31/2023	1.34	0	0	0.75%	17.0%
12/31/2022	1.12	0	0	1.25%	-16.6%	12/31/2022	1.13	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.34	0	0	1.25%	12.3%	12/31/2021	1.36	0	0	1.00%	12.6%	12/31/2021	1.37	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	13.0%	12/31/2025	$1.82	0	$0	0.25%	13.3%	12/31/2025	$1.86	0	$0	0.00%	13.6%
12/31/2024	1.58	0	0	0.50%	15.7%	12/31/2024	1.61	0	0	0.25%	16.0%	12/31/2024	1.63	0	0	0.00%	16.3%
12/31/2023	1.36	0	0	0.50%	17.3%	12/31/2023	1.38	0	0	0.25%	17.6%	12/31/2023	1.41	0	0	0.00%	17.9%
12/31/2022	1.16	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.7%	12/31/2022	1.19	0	0	0.00%	-15.5%
12/31/2021	1.38	0	0	0.50%	13.1%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,516
Cost of units redeemed/account charges			(2,541)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	1.25%	9.5%	12/31/2025	$1.32	0	$0	1.00%	9.7%	12/31/2025	$1.35	0	$0	0.75%	10.0%
12/31/2024	1.18	0	0	1.25%	8.2%	12/31/2024	1.20	0	0	1.00%	8.5%	12/31/2024	1.22	0	0	0.75%	8.8%
12/31/2023	1.09	0	0	1.25%	9.8%	12/31/2023	1.11	0	0	1.00%	10.0%	12/31/2023	1.13	0	0	0.75%	10.3%
12/31/2022	1.00	0	0	1.25%	-15.7%	12/31/2022	1.01	0	0	1.00%	-15.5%	12/31/2022	1.02	0	0	0.75%	-15.3%
12/31/2021	1.18	0	0	1.25%	4.3%	12/31/2021	1.19	0	0	1.00%	4.6%	12/31/2021	1.21	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	10.3%	12/31/2025	$1.40	0	$0	0.25%	10.6%	12/31/2025	$1.43	0	$0	0.00%	10.8%
12/31/2024	1.25	0	0	0.50%	9.0%	12/31/2024	1.27	0	0	0.25%	9.3%	12/31/2024	1.29	0	0	0.00%	9.6%
12/31/2023	1.14	0	0	0.50%	10.6%	12/31/2023	1.16	0	0	0.25%	10.9%	12/31/2023	1.18	0	0	0.00%	11.1%
12/31/2022	1.03	0	0	0.50%	-15.1%	12/31/2022	1.05	0	0	0.25%	-14.9%	12/31/2022	1.06	0	0	0.00%	-14.7%
12/31/2021	1.22	0	0	0.50%	5.1%	12/31/2021	1.23	0	0	0.25%	5.4%	12/31/2021	1.24	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259	$239	22
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$258	197	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$258	197

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11
Mortality & expense charges			(3)
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			12
Net gain (loss)			14

Increase (decrease) in net assets from operations			$22

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$8
Net realized gain (loss)		-	29
Realized gain distributions		2	4
Net change in unrealized appreciation (depreciation)		12	14

Increase (decrease) in net assets from operations		22	55

Contract owner transactions:
Proceeds from units sold		2	708
Cost of units redeemed		(1)	(738)
Account charges		(3)	(8)
Increase (decrease)		(2)	(38)
Net increase (decrease)		20	17
Net assets, beginning		238	221
Net assets, ending		$258	$238

Units sold		2	627
Units redeemed		(2)	(628)
Net increase (decrease)		-	(1)
Units outstanding, beginning		197	198
Units outstanding, ending		197	197

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,153
Cost of units redeemed/account charges			(13,128)
Net investment income (loss)			151
Net realized gain (loss)			(1,596)
Realized gain distributions			658
Net change in unrealized appreciation (depreciation)			20
Net assets			$258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	1.25%	8.0%	12/31/2025	$1.33	0	$0	1.00%	8.3%	12/31/2025	$1.36	0	$0	0.75%	8.5%
12/31/2024	1.21	0	0	1.25%	8.6%	12/31/2024	1.23	0	0	1.00%	8.9%	12/31/2024	1.25	0	0	0.75%	9.2%
12/31/2023	1.11	0	0	1.25%	10.1%	12/31/2023	1.13	0	0	1.00%	10.4%	12/31/2023	1.15	0	0	0.75%	10.7%
12/31/2022	1.01	0	0	1.25%	-15.4%	12/31/2022	1.03	0	0	1.00%	-15.2%	12/31/2022	1.04	0	0	0.75%	-15.0%
12/31/2021	1.20	11	13	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	8.8%	12/31/2025	$1.42	0	$0	0.25%	9.1%	12/31/2025	$1.45	0	$0	0.00%	9.3%
12/31/2024	1.28	0	0	0.50%	9.4%	12/31/2024	1.30	0	0	0.25%	9.7%	12/31/2024	1.32	0	0	0.00%	10.0%
12/31/2023	1.17	0	0	0.50%	10.9%	12/31/2023	1.18	0	0	0.25%	11.2%	12/31/2023	1.20	0	0	0.00%	11.5%
12/31/2022	1.05	0	0	0.50%	-14.8%	12/31/2022	1.06	0	0	0.25%	-14.6%	12/31/2022	1.08	0	0	0.00%	-14.4%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.25	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	5.7%
2023	2.4%
2022	2.4%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$266,410
Cost of units redeemed/account charges			(276,771)
Net investment income (loss)			1,082
Net realized gain (loss)			9,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	1.25%	8.5%	12/31/2025	$1.33	0	$0	1.00%	8.8%	12/31/2025	$1.36	0	$0	0.75%	9.1%
12/31/2024	1.20	0	0	1.25%	8.5%	12/31/2024	1.22	0	0	1.00%	8.8%	12/31/2024	1.25	0	0	0.75%	9.1%
12/31/2023	1.11	0	0	1.25%	10.0%	12/31/2023	1.13	0	0	1.00%	10.3%	12/31/2023	1.14	0	0	0.75%	10.5%
12/31/2022	1.01	0	0	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.19	0	0	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	0.50%	9.4%	12/31/2025	$1.42	0	$0	0.25%	9.6%	12/31/2025	$1.44	0	$0	0.00%	9.9%
12/31/2024	1.27	0	0	0.50%	9.3%	12/31/2024	1.29	0	0	0.25%	9.6%	12/31/2024	1.31	0	0	0.00%	9.9%
12/31/2023	1.16	0	0	0.50%	10.8%	12/31/2023	1.18	0	0	0.25%	11.1%	12/31/2023	1.20	0	0	0.00%	11.4%
12/31/2022	1.05	0	0	0.50%	-14.9%	12/31/2022	1.06	0	0	0.25%	-14.7%	12/31/2022	1.07	0	0	0.00%	-14.5%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,052
Cost of units redeemed/account charges			(19,904)
Net investment income (loss)			305
Net realized gain (loss)			4,473
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	1.25%	16.9%	12/31/2025	$1.92	0	$0	1.00%	17.2%	12/31/2025	$1.96	0	$0	0.75%	17.5%
12/31/2024	1.61	0	0	1.25%	17.6%	12/31/2024	1.64	0	0	1.00%	17.9%	12/31/2024	1.67	0	0	0.75%	18.2%
12/31/2023	1.37	0	0	1.25%	19.3%	12/31/2023	1.39	0	0	1.00%	19.6%	12/31/2023	1.41	0	0	0.75%	19.9%
12/31/2022	1.15	0	0	1.25%	-18.0%	12/31/2022	1.16	0	0	1.00%	-17.8%	12/31/2022	1.18	0	0	0.75%	-17.6%
12/31/2021	1.40	0	1	1.25%	15.3%	12/31/2021	1.41	0	0	1.00%	15.6%	12/31/2021	1.43	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	17.8%	12/31/2025	$2.04	0	$0	0.25%	18.1%	12/31/2025	$2.08	0	$0	0.00%	18.4%
12/31/2024	1.70	0	0	0.50%	18.4%	12/31/2024	1.73	0	0	0.25%	18.7%	12/31/2024	1.76	0	0	0.00%	19.0%
12/31/2023	1.43	0	0	0.50%	20.2%	12/31/2023	1.45	0	0	0.25%	20.5%	12/31/2023	1.48	0	0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-17.4%	12/31/2022	1.21	0	0	0.25%	-17.2%	12/31/2022	1.22	0	0	0.00%	-17.0%
12/31/2021	1.44	0	0	0.50%	16.2%	12/31/2021	1.46	0	0	0.25%	16.5%	12/31/2021	1.47	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	2.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,256	$28,455	1,377
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$30,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,259	15,630	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$30,259	15,630

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$578
Mortality & expense charges			(307)
Net investment income (loss)			271

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			1,394
Net change in unrealized appreciation (depreciation)			2,412
Net gain (loss)			3,816

Increase (decrease) in net assets from operations			$4,087

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$271	$295
Net realized gain (loss)		10	17
Realized gain distributions		1,394	1,506
Net change in unrealized appreciation (depreciation)		2,412	(742)

Increase (decrease) in net assets from operations		4,087	1,076

Contract owner transactions:
Proceeds from units sold		6,819	16,597
Cost of units redeemed		(1)	-
Account charges		(60)	(24)
Increase (decrease)		6,758	16,573
Net increase (decrease)		10,845	17,649
Net assets, beginning		19,414	1,765
Net assets, ending		$30,259	$19,414

Units sold		3,895	10,521
Units redeemed		(33)	(15)
Net increase (decrease)		3,862	10,506
Units outstanding, beginning		11,768	1,262
Units outstanding, ending		15,630	11,768

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,292
Cost of units redeemed/account charges			(36,968)
Net investment income (loss)			683
Net realized gain (loss)			(1,854)
Realized gain distributions			4,305
Net change in unrealized appreciation (depreciation)			1,801
Net assets			$30,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	16	$30	1.25%	17.3%	12/31/2025	$1.98	0	$0	1.00%	17.6%	12/31/2025	$2.02	0	$0	0.75%	17.9%
12/31/2024	1.65	12	19	1.25%	17.9%	12/31/2024	1.68	0	0	1.00%	18.2%	12/31/2024	1.71	0	0	0.75%	18.5%
12/31/2023	1.40	1	2	1.25%	19.7%	12/31/2023	1.42	0	0	1.00%	20.0%	12/31/2023	1.44	0	0	0.75%	20.3%
12/31/2022	1.17	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	6	8	1.25%	15.7%	12/31/2021	1.44	0	0	1.00%	16.0%	12/31/2021	1.45	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	18.2%	12/31/2025	$2.10	0	$0	0.25%	18.5%	12/31/2025	$2.14	0	$0	0.00%	18.8%
12/31/2024	1.74	0	0	0.50%	18.8%	12/31/2024	1.77	0	0	0.25%	19.1%	12/31/2024	1.80	0	0	0.00%	19.4%
12/31/2023	1.46	0	0	0.50%	20.6%	12/31/2023	1.49	0	0	0.25%	20.9%	12/31/2023	1.51	0	0	0.00%	21.2%
12/31/2022	1.21	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.24	0	0	0.00%	-16.7%
12/31/2021	1.46	0	0	0.50%	16.6%	12/31/2021	1.48	0	0	0.25%	16.9%	12/31/2021	1.49	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	3.8%
2023	3.8%
2022	0.1%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$149
Cost of units redeemed/account charges			(151)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	1.25%	17.2%	12/31/2025	$1.96	0	$0	1.00%	17.5%	12/31/2025	$2.00	0	$0	0.75%	17.8%
12/31/2024	1.64	0	0	1.25%	17.9%	12/31/2024	1.67	0	0	1.00%	18.2%	12/31/2024	1.70	0	0	0.75%	18.5%
12/31/2023	1.39	0	0	1.25%	19.5%	12/31/2023	1.41	0	0	1.00%	19.8%	12/31/2023	1.43	0	0	0.75%	20.1%
12/31/2022	1.16	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.19	0	0	0.75%	-17.4%
12/31/2021	1.41	0	0	1.25%	15.6%	12/31/2021	1.43	0	0	1.00%	15.9%	12/31/2021	1.44	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	18.1%	12/31/2025	$2.08	0	$0	0.25%	18.4%	12/31/2025	$2.12	0	$0	0.00%	18.7%
12/31/2024	1.73	0	0	0.50%	18.8%	12/31/2024	1.76	0	0	0.25%	19.1%	12/31/2024	1.79	0	0	0.00%	19.4%
12/31/2023	1.45	0	0	0.50%	20.4%	12/31/2023	1.48	0	0	0.25%	20.7%	12/31/2023	1.50	0	0	0.00%	21.0%
12/31/2022	1.21	0	0	0.50%	-17.2%	12/31/2022	1.22	0	0	0.25%	-17.0%	12/31/2022	1.24	0	0	0.00%	-16.8%
12/31/2021	1.46	0	0	0.50%	16.5%	12/31/2021	1.47	0	0	0.25%	16.8%	12/31/2021	1.49	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value A Class - 06-FCG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,939,762	$2,551,426	74,376
Receivables: investments sold	-
Payables: investments purchased	(20,467)
Net assets	$2,919,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,919,295	1,116,318	$2.62
Band 100	-	-	2.67
Band 75	-	-	2.73
Band 50	-	-	2.79
Band 25	-	-	2.85
Band 0	-	-	2.92
Total	$2,919,295	1,116,318

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$37,056
Mortality & expense charges			(39,731)
Net investment income (loss)			(2,675)

Gain (loss) on investments:
Net realized gain (loss)			200,562
Realized gain distributions			119,264
Net change in unrealized appreciation (depreciation)			194,974
Net gain (loss)			514,800

Increase (decrease) in net assets from operations			$512,125

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,675)	$(5,017)
Net realized gain (loss)		200,562	249,035
Realized gain distributions		119,264	187,638
Net change in unrealized appreciation (depreciation)		194,974	74,267

Increase (decrease) in net assets from operations		512,125	505,923

Contract owner transactions:
Proceeds from units sold		734,954	2,214,164
Cost of units redeemed		(1,843,150)	(2,121,112)
Account charges		(2,881)	(1,675)
Increase (decrease)		(1,111,077)	91,377
Net increase (decrease)		(598,952)	597,300
Net assets, beginning		3,518,247	2,920,947
Net assets, ending		$2,919,295	$3,518,247

Units sold		318,415	1,057,271
Units redeemed		(797,170)	(1,018,483)
Net increase (decrease)		(478,755)	38,788
Units outstanding, beginning		1,595,073	1,556,285
Units outstanding, ending		1,116,318	1,595,073

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,384,539
Cost of units redeemed/account charges			(6,077,242)
Net investment income (loss)			12,754
Net realized gain (loss)			634,558
Realized gain distributions			576,350
Net change in unrealized appreciation (depreciation)			388,336
Net assets			$2,919,295

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	1,116	$2,919	1.25%	18.6%	12/31/2025	$2.67	0	$0	1.00%	18.9%	12/31/2025	$2.73	0	$0	0.75%	19.2%
12/31/2024	2.21	1,595	3,518	1.25%	17.5%	12/31/2024	2.25	0	0	1.00%	17.8%	12/31/2024	2.29	0	0	0.75%	18.1%
12/31/2023	1.88	1,556	2,921	1.25%	14.0%	12/31/2023	1.91	0	0	1.00%	14.3%	12/31/2023	1.94	0	0	0.75%	14.5%
12/31/2022	1.65	1,026	1,689	1.25%	-4.3%	12/31/2022	1.67	0	0	1.00%	-4.1%	12/31/2022	1.70	0	0	0.75%	-3.8%
12/31/2021	1.72	393	675	1.25%	25.3%	12/31/2021	1.74	0	0	1.00%	25.6%	12/31/2021	1.76	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.79	0	$0	0.50%	19.5%	12/31/2025	$2.85	0	$0	0.25%	19.8%	12/31/2025	$2.92	0	$0	0.00%	20.1%
12/31/2024	2.34	0	0	0.50%	18.4%	12/31/2024	2.38	0	0	0.25%	18.7%	12/31/2024	2.43	0	0	0.00%	19.0%
12/31/2023	1.97	0	0	0.50%	14.8%	12/31/2023	2.01	0	0	0.25%	15.1%	12/31/2023	2.04	0	0	0.00%	15.4%
12/31/2022	1.72	0	0	0.50%	-3.6%	12/31/2022	1.74	0	0	0.25%	-3.3%	12/31/2022	1.77	0	0	0.00%	-3.1%
12/31/2021	1.78	0	0	0.50%	26.2%	12/31/2021	1.80	0	0	0.25%	26.5%	12/31/2021	1.83	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.2%
2023	1.3%
2022	2.3%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value Y Class - 06-FCF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,941,748	$1,702,403	48,919
Receivables: investments sold	-
Payables: investments purchased	(21,660)
Net assets	$1,920,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,920,088	718,251	$2.67
Band 100	-	-	2.73
Band 75	-	-	2.79
Band 50	-	-	2.86
Band 25	-	-	2.92
Band 0	-	-	2.98
Total	$1,920,088	718,251

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,507
Mortality & expense charges			(21,841)
Net investment income (loss)			3,666

Gain (loss) on investments:
Net realized gain (loss)			35,939
Realized gain distributions			78,882
Net change in unrealized appreciation (depreciation)			190,887
Net gain (loss)			305,708

Increase (decrease) in net assets from operations			$309,374

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,666	$4,897
Net realized gain (loss)		35,939	572,979
Realized gain distributions		78,882	175,754
Net change in unrealized appreciation (depreciation)		190,887	(214,853)

Increase (decrease) in net assets from operations		309,374	538,777

Contract owner transactions:
Proceeds from units sold		253,176	1,129,114
Cost of units redeemed		(340,864)	(2,650,881)
Account charges		(3,945)	(2,581)
Increase (decrease)		(91,633)	(1,524,348)
Net increase (decrease)		217,741	(985,571)
Net assets, beginning		1,702,347	2,687,918
Net assets, ending		$1,920,088	$1,702,347

Units sold		105,432	506,216
Units redeemed		(143,986)	(1,157,642)
Net increase (decrease)		(38,554)	(651,426)
Units outstanding, beginning		756,805	1,408,231
Units outstanding, ending		718,251	756,805

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,528,239
Cost of units redeemed/account charges			(4,227,777)
Net investment income (loss)			49,452
Net realized gain (loss)			715,647
Realized gain distributions			615,182
Net change in unrealized appreciation (depreciation)			239,345
Net assets			$1,920,088

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	718	$1,920	1.25%	18.8%	12/31/2025	$2.73	0	$0	1.00%	19.1%	12/31/2025	$2.79	0	$0	0.75%	19.4%
12/31/2024	2.25	757	1,702	1.25%	17.8%	12/31/2024	2.29	0	0	1.00%	18.1%	12/31/2024	2.34	0	0	0.75%	18.4%
12/31/2023	1.91	1,408	2,688	1.25%	14.2%	12/31/2023	1.94	0	0	1.00%	14.5%	12/31/2023	1.97	0	0	0.75%	14.8%
12/31/2022	1.67	1,081	1,807	1.25%	-4.0%	12/31/2022	1.70	0	0	1.00%	-3.8%	12/31/2022	1.72	0	0	0.75%	-3.6%
12/31/2021	1.74	994	1,731	1.25%	25.6%	12/31/2021	1.76	0	0	1.00%	25.9%	12/31/2021	1.78	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	0	$0	0.50%	19.7%	12/31/2025	$2.92	0	$0	0.25%	20.0%	12/31/2025	$2.98	0	$0	0.00%	20.3%
12/31/2024	2.38	0	0	0.50%	18.7%	12/31/2024	2.43	0	0	0.25%	19.0%	12/31/2024	2.48	0	0	0.00%	19.3%
12/31/2023	2.01	0	0	0.50%	15.1%	12/31/2023	2.04	0	0	0.25%	15.4%	12/31/2023	2.08	0	0	0.00%	15.6%
12/31/2022	1.75	0	0	0.50%	-3.3%	12/31/2022	1.77	0	0	0.25%	-3.1%	12/31/2022	1.80	0	0	0.00%	-2.8%
12/31/2021	1.81	0	0	0.50%	26.5%	12/31/2021	1.83	0	0	0.25%	26.9%	12/31/2021	1.85	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	2.0%
2023	1.7%
2022	2.0%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund R6 Class - 06-GCG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,577	$151,228	1,791
Receivables: investments sold	-
Payables: investments purchased	(17,157)
Net assets	$148,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,420	39,510	$3.76
Band 100	-	-	3.84
Band 75	-	-	3.92
Band 50	-	-	4.00
Band 25	-	-	4.09
Band 0	-	-	4.18
Total	$148,420	39,510

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(25,150)
Net investment income (loss)			(25,150)

Gain (loss) on investments:
Net realized gain (loss)			1,073,904
Realized gain distributions			8,421
Net change in unrealized appreciation (depreciation)			(722,059)
Net gain (loss)			360,266

Increase (decrease) in net assets from operations			$335,116

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,150)	$(29,525)
Net realized gain (loss)		1,073,904	151,908
Realized gain distributions		8,421	130,727
Net change in unrealized appreciation (depreciation)		(722,059)	391,758

Increase (decrease) in net assets from operations		335,116	644,868

Contract owner transactions:
Proceeds from units sold		461,148	1,174,850
Cost of units redeemed		(3,811,907)	(573,214)
Account charges		(5,130)	(9,615)
Increase (decrease)		(3,355,889)	592,021
Net increase (decrease)		(3,020,773)	1,236,889
Net assets, beginning		3,169,193	1,932,304
Net assets, ending		$148,420	$3,169,193

Units sold		148,320	379,158
Units redeemed		(1,063,825)	(192,962)
Net increase (decrease)		(915,505)	186,196
Units outstanding, beginning		955,015	768,819
Units outstanding, ending		39,510	955,015

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,721,184
Cost of units redeemed/account charges			(6,495,004)
Net investment income (loss)			(154,274)
Net realized gain (loss)			1,522,636
Realized gain distributions			539,529
Net change in unrealized appreciation (depreciation)			14,349
Net assets			$148,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.76	40	$148	1.25%	13.2%	12/31/2025	$3.84	0	$0	1.00%	13.5%	12/31/2025	$3.92	0	$0	0.75%	13.8%
12/31/2024	3.32	955	3,169	1.25%	32.0%	12/31/2024	3.38	0	0	1.00%	32.4%	12/31/2024	3.45	0	0	0.75%	32.7%
12/31/2023	2.51	769	1,932	1.25%	42.9%	12/31/2023	2.55	0	0	1.00%	43.3%	12/31/2023	2.60	0	0	0.75%	43.6%
12/31/2022	1.76	837	1,473	1.25%	-31.0%	12/31/2022	1.78	0	0	1.00%	-30.8%	12/31/2022	1.81	0	0	0.75%	-30.6%
12/31/2021	2.55	1,066	2,715	1.25%	21.4%	12/31/2021	2.58	0	0	1.00%	21.7%	12/31/2021	2.61	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.00	0	$0	0.50%	14.1%	12/31/2025	$4.09	0	$0	0.25%	14.3%	12/31/2025	$4.18	0	$0	0.00%	14.6%
12/31/2024	3.51	0	0	0.50%	33.0%	12/31/2024	3.58	0	0	0.25%	33.4%	12/31/2024	3.65	0	0	0.00%	33.7%
12/31/2023	2.64	0	0	0.50%	44.0%	12/31/2023	2.68	0	0	0.25%	44.4%	12/31/2023	2.73	0	0	0.00%	44.7%
12/31/2022	1.83	0	0	0.50%	-30.4%	12/31/2022	1.86	0	0	0.25%	-30.3%	12/31/2022	1.88	0	0	0.00%	-30.1%
12/31/2021	2.64	0	0	0.50%	22.3%	12/31/2021	2.67	0	0	0.25%	22.6%	12/31/2021	2.70	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value R6 Class - 06-36H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,675,425	$12,039,811	341,038
Receivables: investments sold	-
Payables: investments purchased	(282,857)
Net assets	$13,392,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,392,568	5,615,401	$2.38
Band 100	-	-	2.43
Band 75	-	-	2.48
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.63
Total	$13,392,568	5,615,401

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$207,315
Mortality & expense charges			(173,664)
Net investment income (loss)			33,651

Gain (loss) on investments:
Net realized gain (loss)			872,178
Realized gain distributions			553,747
Net change in unrealized appreciation (depreciation)			1,016,296
Net gain (loss)			2,442,221

Increase (decrease) in net assets from operations			$2,475,872

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,651	$19,017
Net realized gain (loss)		872,178	238,929
Realized gain distributions		553,747	616,472
Net change in unrealized appreciation (depreciation)		1,016,296	355,510

Increase (decrease) in net assets from operations		2,475,872	1,229,928

Contract owner transactions:
Proceeds from units sold		4,297,545	8,028,388
Cost of units redeemed		(6,703,637)	(2,230,020)
Account charges		(24,755)	(12,027)
Increase (decrease)		(2,430,847)	5,786,341
Net increase (decrease)		45,025	7,016,269
Net assets, beginning		13,347,543	6,331,274
Net assets, ending		$13,392,568	$13,347,543

Units sold		2,132,462	4,076,643
Units redeemed		(3,174,738)	(1,143,293)
Net increase (decrease)		(1,042,276)	2,933,350
Units outstanding, beginning		6,657,677	3,724,327
Units outstanding, ending		5,615,401	6,657,677

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,738,412
Cost of units redeemed/account charges			(10,974,183)
Net investment income (loss)			121,971
Net realized gain (loss)			1,193,201
Realized gain distributions			1,677,553
Net change in unrealized appreciation (depreciation)			1,635,614
Net assets			$13,392,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	5,615	$13,393	1.25%	19.0%	12/31/2025	$2.43	0	$0	1.00%	19.3%	12/31/2025	$2.48	0	$0	0.75%	19.6%
12/31/2024	2.00	6,658	13,348	1.25%	17.9%	12/31/2024	2.04	0	0	1.00%	18.2%	12/31/2024	2.07	0	0	0.75%	18.5%
12/31/2023	1.70	3,724	6,331	1.25%	14.3%	12/31/2023	1.72	0	0	1.00%	14.6%	12/31/2023	1.75	0	0	0.75%	14.9%
12/31/2022	1.49	2,002	2,977	1.25%	-4.0%	12/31/2022	1.50	0	0	1.00%	-3.7%	12/31/2022	1.52	0	0	0.75%	-3.5%
12/31/2021	1.55	932	1,443	1.25%	25.7%	12/31/2021	1.56	0	0	1.00%	26.1%	12/31/2021	1.58	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	19.9%	12/31/2025	$2.58	0	$0	0.25%	20.2%	12/31/2025	$2.63	0	$0	0.00%	20.5%
12/31/2024	2.11	0	0	0.50%	18.8%	12/31/2024	2.14	0	0	0.25%	19.1%	12/31/2024	2.18	0	0	0.00%	19.4%
12/31/2023	1.77	0	0	0.50%	15.2%	12/31/2023	1.80	0	0	0.25%	15.5%	12/31/2023	1.82	0	0	0.00%	15.7%
12/31/2022	1.54	0	0	0.50%	-3.2%	12/31/2022	1.56	0	0	0.25%	-3.0%	12/31/2022	1.58	0	0	0.00%	-2.8%
12/31/2021	1.59	0	0	0.50%	26.7%	12/31/2021	1.61	0	0	0.25%	27.0%	12/31/2021	1.62	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.4%
2023	1.9%
2022	2.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Leaders Fund R6 Class - 06-3XG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,339	$51,785	369
Receivables: investments sold	-
Payables: investments purchased	(133)
Net assets	$52,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,206	22,854	$2.28
Band 100	-	-	2.32
Band 75	-	-	2.36
Band 50	-	-	2.40
Band 25	-	-	2.44
Band 0	-	-	2.48
Total	$52,206	22,854

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(977)
Net investment income (loss)			(977)

Gain (loss) on investments:
Net realized gain (loss)			5,983
Realized gain distributions			4,598
Net change in unrealized appreciation (depreciation)			(2,996)
Net gain (loss)			7,585

Increase (decrease) in net assets from operations			$6,608

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(977)	$(1,712)
Net realized gain (loss)		5,983	51,170
Realized gain distributions		4,598	8,888
Net change in unrealized appreciation (depreciation)		(2,996)	(14,495)

Increase (decrease) in net assets from operations		6,608	43,851

Contract owner transactions:
Proceeds from units sold		28,295	103,902
Cost of units redeemed		(105,560)	(172,633)
Account charges		(25)	(269)
Increase (decrease)		(77,290)	(69,000)
Net increase (decrease)		(70,682)	(25,149)
Net assets, beginning		122,888	148,037
Net assets, ending		$52,206	$122,888

Units sold		13,908	54,411
Units redeemed		(50,157)	(82,078)
Net increase (decrease)		(36,249)	(27,667)
Units outstanding, beginning		59,103	86,770
Units outstanding, ending		22,854	59,103

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$273,543
Cost of units redeemed/account charges			(297,297)
Net investment income (loss)			(3,563)
Net realized gain (loss)			58,022
Realized gain distributions			20,947
Net change in unrealized appreciation (depreciation)			554
Net assets			$52,206

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	23	$52	1.25%	9.9%	12/31/2025	$2.32	0	$0	1.00%	10.1%	12/31/2025	$2.36	0	$0	0.75%	10.4%
12/31/2024	2.08	59	123	1.25%	21.9%	12/31/2024	2.11	0	0	1.00%	22.2%	12/31/2024	2.14	0	0	0.75%	22.5%
12/31/2023	1.71	87	148	1.25%	25.1%	12/31/2023	1.73	0	0	1.00%	25.4%	12/31/2023	1.75	0	0	0.75%	25.7%
12/31/2022	1.36	56	76	1.25%	-23.5%	12/31/2022	1.38	0	0	1.00%	-23.3%	12/31/2022	1.39	0	0	0.75%	-23.1%
12/31/2021	1.78	4	6	1.25%	22.1%	12/31/2021	1.79	0	0	1.00%	22.4%	12/31/2021	1.81	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	0	$0	0.50%	10.7%	12/31/2025	$2.44	0	$0	0.25%	11.0%	12/31/2025	$2.48	0	$0	0.00%	11.2%
12/31/2024	2.17	0	0	0.50%	22.8%	12/31/2024	2.20	0	0	0.25%	23.1%	12/31/2024	2.23	0	0	0.00%	23.4%
12/31/2023	1.77	0	0	0.50%	26.0%	12/31/2023	1.79	0	0	0.25%	26.4%	12/31/2023	1.81	0	0	0.00%	26.7%
12/31/2022	1.40	0	0	0.50%	-22.9%	12/31/2022	1.41	0	0	0.25%	-22.7%	12/31/2022	1.43	0	0	0.00%	-22.5%
12/31/2021	1.82	0	0	0.50%	23.1%	12/31/2021	1.83	0	0	0.25%	23.4%	12/31/2021	1.84	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.6%
2023	0.6%
2022	0.0%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Future Fund R6 Class - 06-3XC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,830	$3,091	151
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$2,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,833	1,673	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$2,833	1,673

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(59)
Net investment income (loss)			(59)

Gain (loss) on investments:
Net realized gain (loss)			(3,568)
Realized gain distributions			328
Net change in unrealized appreciation (depreciation)			1,453
Net gain (loss)			(1,787)

Increase (decrease) in net assets from operations			$(1,846)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59)	$(136)
Net realized gain (loss)		(3,568)	(95)
Realized gain distributions		328	1,270
Net change in unrealized appreciation (depreciation)		1,453	309

Increase (decrease) in net assets from operations		(1,846)	1,348

Contract owner transactions:
Proceeds from units sold		2,860	3,332
Cost of units redeemed		(10,195)	(1,814)
Account charges		-	-
Increase (decrease)		(7,335)	1,518
Net increase (decrease)		(9,181)	2,866
Net assets, beginning		12,014	9,148
Net assets, ending		$2,833	$12,014

Units sold		1,717	2,025
Units redeemed		(7,252)	(1,072)
Net increase (decrease)		(5,535)	953
Units outstanding, beginning		7,208	6,255
Units outstanding, ending		1,673	7,208

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,565
Cost of units redeemed/account charges			(43,961)
Net investment income (loss)			(518)
Net realized gain (loss)			(3,587)
Realized gain distributions			2,595
Net change in unrealized appreciation (depreciation)			(261)
Net assets			$2,833

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	2	$3	1.25%	1.6%	12/31/2025	$1.72	0	$0	1.00%	1.8%	12/31/2025	$1.75	0	$0	0.75%	2.1%
12/31/2024	1.67	7	12	1.25%	14.0%	12/31/2024	1.69	0	0	1.00%	14.2%	12/31/2024	1.71	0	0	0.75%	14.5%
12/31/2023	1.46	6	9	1.25%	27.5%	12/31/2023	1.48	0	0	1.00%	27.8%	12/31/2023	1.50	0	0	0.75%	28.2%
12/31/2022	1.15	6	7	1.25%	-34.5%	12/31/2022	1.16	0	0	1.00%	-34.3%	12/31/2022	1.17	0	0	0.75%	-34.2%
12/31/2021	1.75	4	7	1.25%	4.8%	12/31/2021	1.76	0	0	1.00%	5.1%	12/31/2021	1.77	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	0	$0	0.50%	2.3%	12/31/2025	$1.81	0	$0	0.25%	2.6%	12/31/2025	$1.84	0	$0	0.00%	2.9%
12/31/2024	1.74	0	0	0.50%	14.8%	12/31/2024	1.76	0	0	0.25%	15.1%	12/31/2024	1.79	0	0	0.00%	15.4%
12/31/2023	1.51	0	0	0.50%	28.5%	12/31/2023	1.53	0	0	0.25%	28.8%	12/31/2023	1.55	0	0	0.00%	29.1%
12/31/2022	1.18	0	0	0.50%	-34.0%	12/31/2022	1.19	0	0	0.25%	-33.8%	12/31/2022	1.20	0	0	0.00%	-33.7%
12/31/2021	1.79	0	0	0.50%	5.6%	12/31/2021	1.80	0	0	0.25%	5.8%	12/31/2021	1.81	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust Y Class - 06-897 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.30
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,182
Cost of units redeemed/account charges			(9,087)
Net investment income (loss)			110
Net realized gain (loss)			(205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	7.6%	12/31/2025	$1.23	0	$0	1.00%	7.9%	12/31/2025	$1.26	0	$0	0.75%	8.2%
12/31/2024	1.11	0	0	1.25%	4.8%	12/31/2024	1.14	0	0	1.00%	5.0%	12/31/2024	1.17	0	0	0.75%	5.3%
12/31/2023	1.06	0	0	1.25%	3.7%	12/31/2023	1.09	0	0	1.00%	4.0%	12/31/2023	1.11	0	0	0.75%	4.2%
12/31/2022	1.02	0	0	1.25%	-4.3%	12/31/2022	1.04	0	0	1.00%	-4.1%	12/31/2022	1.07	0	0	0.75%	-3.8%
12/31/2021	1.07	0	0	1.25%	-8.0%	12/31/2021	1.09	0	0	1.00%	-7.7%	12/31/2021	1.11	0	0	0.75%	-7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.30	0	$0	0.50%	8.4%	12/31/2025	$1.34	0	$0	0.25%	8.7%	12/31/2025	$1.37	0	$0	0.00%	9.0%
12/31/2024	1.20	0	0	0.50%	5.6%	12/31/2024	1.23	0	0	0.25%	5.8%	12/31/2024	1.26	0	0	0.00%	6.1%
12/31/2023	1.14	0	0	0.50%	4.5%	12/31/2023	1.16	0	0	0.25%	4.8%	12/31/2023	1.19	0	0	0.00%	5.0%
12/31/2022	1.09	0	0	0.50%	-3.6%	12/31/2022	1.11	0	0	0.25%	-3.4%	12/31/2022	1.13	0	0	0.00%	-3.1%
12/31/2021	1.13	0	0	0.50%	-7.3%	12/31/2021	1.15	0	0	0.25%	-7.0%	12/31/2021	1.17	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Emerging Mkts Equity R6 Class - 06-64J (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	32.1%	12/31/2025	$1.15	0	$0	1.00%	32.4%	12/31/2025	$1.16	0	$0	0.75%	32.8%
12/31/2024	0.86	0	0	1.25%	14.8%	12/31/2024	0.87	0	0	1.00%	15.1%	12/31/2024	0.88	0	0	0.75%	15.4%
12/31/2023	0.75	0	0	1.25%	11.0%	12/31/2023	0.76	0	0	1.00%	11.3%	12/31/2023	0.76	0	0	0.75%	11.6%
12/31/2022	0.68	0	0	1.25%	-28.2%	12/31/2022	0.68	0	0	1.00%	-28.0%	12/31/2022	0.68	0	0	0.75%	-27.8%
12/31/2021	0.94	0	0	1.25%	-5.7%	12/31/2021	0.94	0	0	1.00%	-5.7%	12/31/2021	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	33.1%	12/31/2025	$1.19	0	$0	0.25%	33.4%	12/31/2025	$1.20	0	$0	0.00%	33.8%
12/31/2024	0.88	0	0	0.50%	15.7%	12/31/2024	0.89	0	0	0.25%	16.0%	12/31/2024	0.90	0	0	0.00%	16.3%
12/31/2023	0.76	0	0	0.50%	11.9%	12/31/2023	0.77	0	0	0.25%	12.1%	12/31/2023	0.77	0	0	0.00%	12.4%
12/31/2022	0.68	0	0	0.50%	-27.6%	12/31/2022	0.69	0	0	0.25%	-27.5%	12/31/2022	0.69	0	0	0.00%	-27.3%
12/31/2021	0.94	0	0	0.50%	-5.6%	12/31/2021	0.95	0	0	0.25%	-5.5%	12/31/2021	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund Y Class - 06-899

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,436	$65,660	949
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$77,433

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,433	16,358	$4.73
Band 100	-	-	4.87
Band 75	-	-	5.00
Band 50	-	-	5.14
Band 25	-	-	5.28
Band 0	-	-	5.43
Total	$77,433	16,358

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(865)
Net investment income (loss)			(865)

Gain (loss) on investments:
Net realized gain (loss)			1,001
Realized gain distributions			3,831
Net change in unrealized appreciation (depreciation)			4,586
Net gain (loss)			9,418

Increase (decrease) in net assets from operations			$8,553

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(865)	$(15,797)
Net realized gain (loss)		1,001	812,191
Realized gain distributions		3,831	2,669
Net change in unrealized appreciation (depreciation)		4,586	144,814

Increase (decrease) in net assets from operations		8,553	943,877

Contract owner transactions:
Proceeds from units sold		11,486	129,998
Cost of units redeemed		(8,610)	(12,023,857)
Account charges		-	-
Increase (decrease)		2,876	(11,893,859)
Net increase (decrease)		11,429	(10,949,982)
Net assets, beginning		66,004	11,015,986
Net assets, ending		$77,433	$66,004

Units sold		2,683	37,527
Units redeemed		(2,096)	(3,494,131)
Net increase (decrease)		587	(3,456,604)
Units outstanding, beginning		15,771	3,472,375
Units outstanding, ending		16,358	15,771

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,310,226
Cost of units redeemed/account charges			(13,924,213)
Net investment income (loss)			(302,087)
Net realized gain (loss)			531,919
Realized gain distributions			1,449,812
Net change in unrealized appreciation (depreciation)			11,776
Net assets			$77,433

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.73	16	$77	1.25%	13.1%	12/31/2025	$4.87	0	$0	1.00%	13.4%	12/31/2025	$5.00	0	$0	0.75%	13.7%
12/31/2024	4.19	16	66	1.25%	31.9%	12/31/2024	4.29	0	0	1.00%	32.3%	12/31/2024	4.40	0	0	0.75%	32.6%
12/31/2023	3.17	3,472	11,016	1.25%	42.8%	12/31/2023	3.24	0	0	1.00%	43.1%	12/31/2023	3.32	0	0	0.75%	43.5%
12/31/2022	2.22	3,425	7,609	1.25%	-31.0%	12/31/2022	2.27	0	0	1.00%	-30.9%	12/31/2022	2.31	0	0	0.75%	-30.7%
12/31/2021	3.22	3,421	11,021	1.25%	21.3%	12/31/2021	3.28	0	0	1.00%	21.6%	12/31/2021	3.34	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.14	0	$0	0.50%	14.0%	12/31/2025	$5.28	0	$0	0.25%	14.2%	12/31/2025	$5.43	0	$0	0.00%	14.5%
12/31/2024	4.51	0	0	0.50%	32.9%	12/31/2024	4.62	0	0	0.25%	33.3%	12/31/2024	4.74	0	0	0.00%	33.6%
12/31/2023	3.39	0	0	0.50%	43.9%	12/31/2023	3.47	0	0	0.25%	44.2%	12/31/2023	3.55	0	0	0.00%	44.6%
12/31/2022	2.36	0	0	0.50%	-30.5%	12/31/2022	2.41	0	0	0.25%	-30.3%	12/31/2022	2.45	0	0	0.00%	-30.2%
12/31/2021	3.39	0	0	0.50%	22.2%	12/31/2021	3.45	0	0	0.25%	22.5%	12/31/2021	3.51	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust A Class - 06-936 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	1.25%	7.2%	12/31/2025	$1.20	0	$0	1.00%	7.5%	12/31/2025	$1.23	0	$0	0.75%	7.8%
12/31/2024	1.09	0	0	1.25%	4.7%	12/31/2024	1.11	0	0	1.00%	4.9%	12/31/2024	1.14	0	0	0.75%	5.2%
12/31/2023	1.04	0	0	1.25%	3.3%	12/31/2023	1.06	0	0	1.00%	3.5%	12/31/2023	1.09	0	0	0.75%	3.8%
12/31/2022	1.01	0	0	1.25%	-4.5%	12/31/2022	1.03	0	0	1.00%	-4.2%	12/31/2022	1.05	0	0	0.75%	-4.0%
12/31/2021	1.05	0	0	1.25%	-8.1%	12/31/2021	1.07	0	0	1.00%	-7.9%	12/31/2021	1.09	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	8.0%	12/31/2025	$1.30	0	$0	0.25%	8.3%	12/31/2025	$1.34	0	$0	0.00%	8.6%
12/31/2024	1.17	0	0	0.50%	5.5%	12/31/2024	1.20	0	0	0.25%	5.7%	12/31/2024	1.23	0	0	0.00%	6.0%
12/31/2023	1.11	0	0	0.50%	4.0%	12/31/2023	1.14	0	0	0.25%	4.3%	12/31/2023	1.16	0	0	0.00%	4.5%
12/31/2022	1.07	0	0	0.50%	-3.8%	12/31/2022	1.09	0	0	0.25%	-3.5%	12/31/2022	1.11	0	0	0.00%	-3.3%
12/31/2021	1.11	0	0	0.50%	-7.4%	12/31/2021	1.13	0	0	0.25%	-7.2%	12/31/2021	1.15	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,572	$181,315	15,138
Receivables: investments sold	-
Payables: investments purchased	(855)
Net assets	$182,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,717	49,318	$3.70
Band 100	-	-	3.85
Band 75	-	-	4.00
Band 50	-	-	4.15
Band 25	-	-	4.31
Band 0	-	-	4.48
Total	$182,717	49,318

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,130
Mortality & expense charges			(3,011)
Net investment income (loss)			(1,881)

Gain (loss) on investments:
Net realized gain (loss)			13,565
Realized gain distributions			27,644
Net change in unrealized appreciation (depreciation)			(65)
Net gain (loss)			41,144

Increase (decrease) in net assets from operations			$39,263

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,881)	$(664)
Net realized gain (loss)		13,565	(4,204)
Realized gain distributions		27,644	15,238
Net change in unrealized appreciation (depreciation)		(65)	7,184

Increase (decrease) in net assets from operations		39,263	17,554

Contract owner transactions:
Proceeds from units sold		24,519	28,928
Cost of units redeemed		(117,233)	(172,227)
Account charges		-	(1)
Increase (decrease)		(92,714)	(143,300)
Net increase (decrease)		(53,451)	(125,746)
Net assets, beginning		236,168	361,914
Net assets, ending		$182,717	$236,168

Units sold		7,525	9,257
Units redeemed		(32,276)	(58,425)
Net increase (decrease)		(24,751)	(49,168)
Units outstanding, beginning		74,069	123,237
Units outstanding, ending		49,318	74,069

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,369,934
Cost of units redeemed/account charges			(20,381,024)
Net investment income (loss)			(69,870)
Net realized gain (loss)			(1,300,391)
Realized gain distributions			3,561,811
Net change in unrealized appreciation (depreciation)			2,257
Net assets			$182,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.70	49	$183	1.25%	16.2%	12/31/2025	$3.85	0	$0	1.00%	16.5%	12/31/2025	$4.00	0	$0	0.75%	16.8%
12/31/2024	3.19	74	236	1.25%	8.6%	12/31/2024	3.30	0	0	1.00%	8.8%	12/31/2024	3.42	0	0	0.75%	9.1%
12/31/2023	2.94	123	362	1.25%	9.6%	12/31/2023	3.03	0	0	1.00%	9.9%	12/31/2023	3.14	0	0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-15.0%	12/31/2022	2.76	0	0	1.00%	-14.8%	12/31/2022	2.85	0	0	0.75%	-14.6%
12/31/2021	3.15	200	629	1.25%	27.4%	12/31/2021	3.24	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.15	0	$0	0.50%	17.1%	12/31/2025	$4.31	0	$0	0.25%	17.4%	12/31/2025	$4.48	0	$0	0.00%	17.7%
12/31/2024	3.55	0	0	0.50%	9.4%	12/31/2024	3.67	0	0	0.25%	9.7%	12/31/2024	3.81	0	0	0.00%	9.9%
12/31/2023	3.24	0	0	0.50%	10.4%	12/31/2023	3.35	0	0	0.25%	10.7%	12/31/2023	3.46	0	0	0.00%	11.0%
12/31/2022	2.94	0	0	0.50%	-14.4%	12/31/2022	3.03	0	0	0.25%	-14.1%	12/31/2022	3.12	0	0	0.00%	-13.9%
12/31/2021	3.43	0	0	0.50%	28.3%	12/31/2021	3.52	0	0	0.25%	28.7%	12/31/2021	3.62	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	0.9%
2022	0.8%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.80
Band 75	-	-	2.91
Band 50	-	-	3.02
Band 25	-	-	3.14
Band 0	-	-	3.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,850,880
Cost of units redeemed/account charges			(3,422,654)
Net investment income (loss)			(18,698)
Net realized gain (loss)			(81,637)
Realized gain distributions			672,109
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	0	$0	1.25%	-0.2%	12/31/2025	$2.80	0	$0	1.00%	0.0%	12/31/2025	$2.91	0	$0	0.75%	0.3%
12/31/2024	2.70	0	0	1.25%	7.3%	12/31/2024	2.80	0	0	1.00%	7.6%	12/31/2024	2.90	0	0	0.75%	7.9%
12/31/2023	2.52	0	0	1.25%	12.9%	12/31/2023	2.60	0	0	1.00%	13.2%	12/31/2023	2.69	0	0	0.75%	13.4%
12/31/2022	2.23	0	0	1.25%	-11.4%	12/31/2022	2.30	0	0	1.00%	-11.2%	12/31/2022	2.37	0	0	0.75%	-11.0%
12/31/2021	2.52	0	0	1.25%	25.3%	12/31/2021	2.59	0	0	1.00%	25.6%	12/31/2021	2.66	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.02	0	$0	0.50%	0.5%	12/31/2025	$3.14	0	$0	0.25%	0.8%	12/31/2025	$3.26	0	$0	0.00%	1.0%
12/31/2024	3.01	0	0	0.50%	8.1%	12/31/2024	3.12	0	0	0.25%	8.4%	12/31/2024	3.23	0	0	0.00%	8.7%
12/31/2023	2.78	0	0	0.50%	13.7%	12/31/2023	2.87	0	0	0.25%	14.0%	12/31/2023	2.97	0	0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-10.8%	12/31/2022	2.52	0	0	0.25%	-10.5%	12/31/2022	2.60	0	0	0.00%	-10.3%
12/31/2021	2.74	0	0	0.50%	26.3%	12/31/2021	2.82	0	0	0.25%	26.6%	12/31/2021	2.90	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.5%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,763	$1,813	230
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,763	623	$2.83
Band 100	-	-	2.94
Band 75	-	-	3.05
Band 50	-	-	3.17
Band 25	-	-	3.29
Band 0	-	-	3.42
Total	$1,763	623

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19
Mortality & expense charges			(21)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9
Net gain (loss)			8

Increase (decrease) in net assets from operations			$6

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(6)
Net realized gain (loss)		(1)	-
Realized gain distributions		-	180
Net change in unrealized appreciation (depreciation)		9	(49)

Increase (decrease) in net assets from operations		6	125

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		5	125
Net assets, beginning		1,758	1,633
Net assets, ending		$1,763	$1,758

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		623	623
Units outstanding, ending		623	623

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$785,000
Cost of units redeemed/account charges			(914,649)
Net investment income (loss)			(5,407)
Net realized gain (loss)			53,184
Realized gain distributions			83,685
Net change in unrealized appreciation (depreciation)			(50)
Net assets			$1,763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.83	1	$2	1.25%	0.3%	12/31/2025	$2.94	0	$0	1.00%	0.6%	12/31/2025	$3.05	0	$0	0.75%	0.8%
12/31/2024	2.82	1	2	1.25%	7.6%	12/31/2024	2.92	0	0	1.00%	7.9%	12/31/2024	3.03	0	0	0.75%	8.2%
12/31/2023	2.62	1	2	1.25%	13.3%	12/31/2023	2.71	0	0	1.00%	13.6%	12/31/2023	2.80	0	0	0.75%	13.8%
12/31/2022	2.31	2	5	1.25%	-11.2%	12/31/2022	2.38	0	0	1.00%	-11.0%	12/31/2022	2.46	0	0	0.75%	-10.8%
12/31/2021	2.60	2	5	1.25%	25.6%	12/31/2021	2.68	0	0	1.00%	25.9%	12/31/2021	2.75	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	0	$0	0.50%	1.1%	12/31/2025	$3.29	0	$0	0.25%	1.4%	12/31/2025	$3.42	0	$0	0.00%	1.6%
12/31/2024	3.14	0	0	0.50%	8.5%	12/31/2024	3.25	0	0	0.25%	8.7%	12/31/2024	3.37	0	0	0.00%	9.0%
12/31/2023	2.89	0	0	0.50%	14.1%	12/31/2023	2.99	0	0	0.25%	14.4%	12/31/2023	3.09	0	0	0.00%	14.7%
12/31/2022	2.53	0	0	0.50%	-10.5%	12/31/2022	2.61	0	0	0.25%	-10.3%	12/31/2022	2.69	0	0	0.00%	-10.1%
12/31/2021	2.83	0	0	0.50%	26.6%	12/31/2021	2.91	0	0	0.25%	26.9%	12/31/2021	2.99	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	0.9%
2023	0.3%
2022	1.2%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,001,432	$1,044,233	101,971
Receivables: investments sold	-
Payables: investments purchased	(4,150)
Net assets	$997,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$997,282	502,538	$1.98
Band 100	-	-	2.03
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.22
Total	$997,282	502,538

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,653
Mortality & expense charges			(20,234)
Net investment income (loss)			1,419

Gain (loss) on investments:
Net realized gain (loss)			(244,523)
Realized gain distributions			117,703
Net change in unrealized appreciation (depreciation)			235,717
Net gain (loss)			108,897

Increase (decrease) in net assets from operations			$110,316

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,419	$(11,928)
Net realized gain (loss)		(244,523)	209,018
Realized gain distributions		117,703	455,363
Net change in unrealized appreciation (depreciation)		235,717	(201,790)

Increase (decrease) in net assets from operations		110,316	450,663

Contract owner transactions:
Proceeds from units sold		307,308	1,238,848
Cost of units redeemed		(2,036,353)	(3,033,425)
Account charges		(2,841)	(12,760)
Increase (decrease)		(1,731,886)	(1,807,337)
Net increase (decrease)		(1,621,570)	(1,356,674)
Net assets, beginning		2,618,852	3,975,526
Net assets, ending		$997,282	$2,618,852

Units sold		167,495	731,449
Units redeemed		(1,129,583)	(1,701,028)
Net increase (decrease)		(962,088)	(969,579)
Units outstanding, beginning		1,464,626	2,434,205
Units outstanding, ending		502,538	1,464,626

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,321,147
Cost of units redeemed/account charges			(12,599,651)
Net investment income (loss)			40,775
Net realized gain (loss)			(762,997)
Realized gain distributions			2,040,809
Net change in unrealized appreciation (depreciation)			(42,801)
Net assets			$997,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	503	$997	1.25%	11.0%	12/31/2025	$2.03	0	$0	1.00%	11.3%	12/31/2025	$2.08	0	$0	0.75%	11.5%
12/31/2024	1.79	1,465	2,619	1.25%	9.5%	12/31/2024	1.82	0	0	1.00%	9.8%	12/31/2024	1.86	0	0	0.75%	10.0%
12/31/2023	1.63	2,434	3,976	1.25%	13.7%	12/31/2023	1.66	0	0	1.00%	13.9%	12/31/2023	1.69	0	0	0.75%	14.2%
12/31/2022	1.44	2,261	3,248	1.25%	-14.9%	12/31/2022	1.46	0	0	1.00%	-14.7%	12/31/2022	1.48	0	0	0.75%	-14.5%
12/31/2021	1.69	1,987	3,356	1.25%	24.3%	12/31/2021	1.71	0	0	1.00%	24.6%	12/31/2021	1.73	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	11.8%	12/31/2025	$2.17	0	$0	0.25%	12.1%	12/31/2025	$2.22	0	$0	0.00%	12.4%
12/31/2024	1.90	0	0	0.50%	10.3%	12/31/2024	1.94	0	0	0.25%	10.6%	12/31/2024	1.98	0	0	0.00%	10.9%
12/31/2023	1.72	0	0	0.50%	14.5%	12/31/2023	1.75	0	0	0.25%	14.8%	12/31/2023	1.78	0	0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-14.3%	12/31/2022	1.53	0	0	0.25%	-14.1%	12/31/2022	1.55	0	0	0.00%	-13.8%
12/31/2021	1.75	0	0	0.50%	25.2%	12/31/2021	1.78	0	0	0.25%	25.5%	12/31/2021	1.80	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.1%
2023	2.0%
2022	1.4%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$386,740	$390,226	33,208
Receivables: investments sold	15,089
Payables: investments purchased	-
Net assets	$401,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,829	206,392	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.13
Band 0	-	-	2.18
Total	$401,829	206,392

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,108
Mortality & expense charges			(17,682)
Net investment income (loss)			426

Gain (loss) on investments:
Net realized gain (loss)			(2,667)
Realized gain distributions			211,492
Net change in unrealized appreciation (depreciation)			35,120
Net gain (loss)			243,945

Increase (decrease) in net assets from operations			$244,371

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$426	$(1,048)
Net realized gain (loss)		(2,667)	13,287
Realized gain distributions		211,492	95,455
Net change in unrealized appreciation (depreciation)		35,120	29,446

Increase (decrease) in net assets from operations		244,371	137,140

Contract owner transactions:
Proceeds from units sold		359,820	271,509
Cost of units redeemed		(1,713,341)	(383,413)
Account charges		(2,706)	(3,264)
Increase (decrease)		(1,356,227)	(115,168)
Net increase (decrease)		(1,111,856)	21,972
Net assets, beginning		1,513,685	1,491,713
Net assets, ending		$401,829	$1,513,685

Units sold		210,459	168,265
Units redeemed		(909,484)	(234,244)
Net increase (decrease)		(699,025)	(65,979)
Units outstanding, beginning		905,417	971,396
Units outstanding, ending		206,392	905,417

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,093,347
Cost of units redeemed/account charges			(4,460,276)
Net investment income (loss)			(9,691)
Net realized gain (loss)			(22,225)
Realized gain distributions			804,160
Net change in unrealized appreciation (depreciation)			(3,486)
Net assets			$401,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	206	$402	1.25%	16.5%	12/31/2025	$1.99	0	$0	1.00%	16.7%	12/31/2025	$2.04	0	$0	0.75%	17.0%
12/31/2024	1.67	905	1,514	1.25%	8.9%	12/31/2024	1.71	0	0	1.00%	9.1%	12/31/2024	1.74	0	0	0.75%	9.4%
12/31/2023	1.54	971	1,492	1.25%	9.8%	12/31/2023	1.56	0	0	1.00%	10.1%	12/31/2023	1.59	0	0	0.75%	10.4%
12/31/2022	1.40	971	1,357	1.25%	-14.8%	12/31/2022	1.42	0	0	1.00%	-14.6%	12/31/2022	1.44	0	0	0.75%	-14.4%
12/31/2021	1.64	1,382	2,269	1.25%	27.7%	12/31/2021	1.66	0	0	1.00%	28.1%	12/31/2021	1.68	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	0	$0	0.50%	17.3%	12/31/2025	$2.13	0	$0	0.25%	17.6%	12/31/2025	$2.18	0	$0	0.00%	17.9%
12/31/2024	1.78	0	0	0.50%	9.7%	12/31/2024	1.81	0	0	0.25%	10.0%	12/31/2024	1.85	0	0	0.00%	10.2%
12/31/2023	1.62	0	0	0.50%	10.7%	12/31/2023	1.65	0	0	0.25%	10.9%	12/31/2023	1.68	0	0	0.00%	11.2%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.49	0	0	0.25%	-14.0%	12/31/2022	1.51	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	28.7%	12/31/2021	1.73	0	0	0.25%	29.0%	12/31/2021	1.75	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.2%
2023	1.4%
2022	0.9%
2021	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund R6 Class - 06-3CX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$120
Mortality & expense charges			(33)
Net investment income (loss)			87

Gain (loss) on investments:
Net realized gain (loss)			(85)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			131
Net gain (loss)			46

Increase (decrease) in net assets from operations			$133

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87	$134
Net realized gain (loss)		(85)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		131	(117)

Increase (decrease) in net assets from operations		133	17

Contract owner transactions:
Proceeds from units sold		2,366	2,283
Cost of units redeemed		(7,948)	-
Account charges		-	-
Increase (decrease)		(5,582)	2,283
Net increase (decrease)		(5,449)	2,300
Net assets, beginning		5,449	3,149
Net assets, ending		$-	$5,449

Units sold		2,267	2,256
Units redeemed		(7,614)	-
Net increase (decrease)		(5,347)	2,256
Units outstanding, beginning		5,347	3,091
Units outstanding, ending		-	5,347

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,745
Cost of units redeemed/account charges			(15,730)
Net investment income (loss)			355
Net realized gain (loss)			(369)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	1.25%	5.7%	12/31/2025	$1.10	0	$0	1.00%	6.0%	12/31/2025	$1.12	0	$0	0.75%	6.2%
12/31/2024	1.02	5	5	1.25%	0.0%	12/31/2024	1.04	0	0	1.00%	0.3%	12/31/2024	1.05	0	0	0.75%	0.5%
12/31/2023	1.02	3	3	1.25%	3.5%	12/31/2023	1.03	0	0	1.00%	3.8%	12/31/2023	1.05	0	0	0.75%	4.0%
12/31/2022	0.98	0	0	1.25%	-14.4%	12/31/2022	1.00	0	0	1.00%	-14.2%	12/31/2022	1.01	0	0	0.75%	-14.0%
12/31/2021	1.15	0	0	1.25%	-2.3%	12/31/2021	1.16	0	0	1.00%	-2.1%	12/31/2021	1.17	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	6.5%	12/31/2025	$1.16	0	$0	0.25%	6.8%	12/31/2025	$1.18	0	$0	0.00%	7.0%
12/31/2024	1.07	0	0	0.50%	0.8%	12/31/2024	1.09	0	0	0.25%	1.0%	12/31/2024	1.11	0	0	0.00%	1.3%
12/31/2023	1.06	0	0	0.50%	4.3%	12/31/2023	1.08	0	0	0.25%	4.6%	12/31/2023	1.09	0	0	0.00%	4.8%
12/31/2022	1.02	0	0	0.50%	-13.8%	12/31/2022	1.03	0	0	0.25%	-13.6%	12/31/2022	1.04	0	0	0.00%	-13.4%
12/31/2021	1.18	0	0	0.50%	-1.6%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.3%
2023	13.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.04	0	$0	1.25%	20.2%	12/31/2025	$1.06	0	$0	1.00%	20.5%	12/31/2025	$1.07	0	$0	0.75%	20.8%
12/31/2024	0.86	0	0	1.25%	-9.2%	12/31/2024	0.88	0	0	1.00%	-9.0%	12/31/2024	0.89	0	0	0.75%	-8.7%
12/31/2023	0.95	0	0	1.25%	-0.6%	12/31/2023	0.96	0	0	1.00%	-0.4%	12/31/2023	0.97	0	0	0.75%	-0.1%
12/31/2022	0.96	0	0	1.25%	-24.0%	12/31/2022	0.97	0	0	1.00%	-23.8%	12/31/2022	0.98	0	0	0.75%	-23.6%
12/31/2021	1.26	0	0	1.25%	-7.4%	12/31/2021	1.27	0	0	1.00%	-7.2%	12/31/2021	1.28	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	0.50%	21.1%	12/31/2025	$1.11	0	$0	0.25%	21.4%	12/31/2025	$1.13	0	$0	0.00%	21.7%
12/31/2024	0.90	0	0	0.50%	-8.5%	12/31/2024	0.92	0	0	0.25%	-8.3%	12/31/2024	0.93	0	0	0.00%	-8.0%
12/31/2023	0.99	0	0	0.50%	0.1%	12/31/2023	1.00	0	0	0.25%	0.4%	12/31/2023	1.01	0	0	0.00%	0.6%
12/31/2022	0.99	0	0	0.50%	-23.4%	12/31/2022	1.00	0	0	0.25%	-23.2%	12/31/2022	1.01	0	0	0.00%	-23.0%
12/31/2021	1.29	0	0	0.50%	-6.7%	12/31/2021	1.30	0	0	0.25%	-6.5%	12/31/2021	1.31	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	1.25%	4.6%	12/31/2025	$1.30	0	$0	1.00%	4.9%	12/31/2025	$1.32	0	$0	0.75%	5.2%
12/31/2024	1.22	0	0	1.25%	7.4%	12/31/2024	1.24	0	0	1.00%	7.6%	12/31/2024	1.25	0	0	0.75%	7.9%
12/31/2023	1.14	0	0	1.25%	10.8%	12/31/2023	1.15	0	0	1.00%	11.1%	12/31/2023	1.16	0	0	0.75%	11.3%
12/31/2022	1.03	0	0	1.25%	-2.0%	12/31/2022	1.03	0	0	1.00%	-1.8%	12/31/2022	1.04	0	0	0.75%	-1.5%
12/31/2021	1.05	0	0	1.25%	4.3%	12/31/2021	1.05	0	0	1.00%	4.5%	12/31/2021	1.06	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	5.4%	12/31/2025	$1.36	0	$0	0.25%	5.7%	12/31/2025	$1.38	0	$0	0.00%	6.0%
12/31/2024	1.27	0	0	0.50%	8.2%	12/31/2024	1.29	0	0	0.25%	8.4%	12/31/2024	1.30	0	0	0.00%	8.7%
12/31/2023	1.17	0	0	0.50%	11.6%	12/31/2023	1.19	0	0	0.25%	11.9%	12/31/2023	1.20	0	0	0.00%	12.2%
12/31/2022	1.05	0	0	0.50%	-1.3%	12/31/2022	1.06	0	0	0.25%	-1.0%	12/31/2022	1.07	0	0	0.00%	-0.8%
12/31/2021	1.07	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.3%	12/31/2021	1.08	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,492	$209,559	20,199
Receivables: investments sold	129
Payables: investments purchased	-
Net assets	$184,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,621	52,104	$3.54
Band 100	-	-	3.68
Band 75	-	-	3.82
Band 50	-	-	3.97
Band 25	-	-	4.12
Band 0	-	-	4.28
Total	$184,621	52,104

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,367
Mortality & expense charges			(2,635)
Net investment income (loss)			2,732

Gain (loss) on investments:
Net realized gain (loss)			(17,142)
Realized gain distributions			22,712
Net change in unrealized appreciation (depreciation)			6,836
Net gain (loss)			12,406

Increase (decrease) in net assets from operations			$15,138

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,732	$(3,844)
Net realized gain (loss)		(17,142)	(3,152)
Realized gain distributions		22,712	54,347
Net change in unrealized appreciation (depreciation)		6,836	8,070

Increase (decrease) in net assets from operations		15,138	55,421

Contract owner transactions:
Proceeds from units sold		9,337	123,589
Cost of units redeemed		(102,021)	(467,965)
Account charges		(121)	(1,193)
Increase (decrease)		(92,805)	(345,569)
Net increase (decrease)		(77,667)	(290,148)
Net assets, beginning		262,288	552,436
Net assets, ending		$184,621	$262,288

Units sold		2,824	89,024
Units redeemed		(32,426)	(194,702)
Net increase (decrease)		(29,602)	(105,678)
Units outstanding, beginning		81,706	187,384
Units outstanding, ending		52,104	81,706

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,603,226
Cost of units redeemed/account charges			(19,591,207)
Net investment income (loss)			24,681
Net realized gain (loss)			(199,486)
Realized gain distributions			2,372,474
Net change in unrealized appreciation (depreciation)			(25,067)
Net assets			$184,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.54	52	$185	1.25%	10.4%	12/31/2025	$3.68	0	$0	1.00%	10.7%	12/31/2025	$3.82	0	$0	0.75%	10.9%
12/31/2024	3.21	82	262	1.25%	8.9%	12/31/2024	3.33	0	0	1.00%	9.2%	12/31/2024	3.45	0	0	0.75%	9.4%
12/31/2023	2.95	187	552	1.25%	13.2%	12/31/2023	3.05	0	0	1.00%	13.4%	12/31/2023	3.15	0	0	0.75%	13.7%
12/31/2022	2.61	181	472	1.25%	-15.4%	12/31/2022	2.69	0	0	1.00%	-15.2%	12/31/2022	2.77	0	0	0.75%	-15.0%
12/31/2021	3.08	316	974	1.25%	23.7%	12/31/2021	3.17	0	0	1.00%	24.0%	12/31/2021	3.26	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.97	0	$0	0.50%	11.2%	12/31/2025	$4.12	0	$0	0.25%	11.5%	12/31/2025	$4.28	0	$0	0.00%	11.8%
12/31/2024	3.57	0	0	0.50%	9.7%	12/31/2024	3.70	0	0	0.25%	10.0%	12/31/2024	3.83	0	0	0.00%	10.3%
12/31/2023	3.25	0	0	0.50%	14.0%	12/31/2023	3.36	0	0	0.25%	14.3%	12/31/2023	3.48	0	0	0.00%	14.6%
12/31/2022	2.85	0	0	0.50%	-14.8%	12/31/2022	2.94	0	0	0.25%	-14.6%	12/31/2022	3.03	0	0	0.00%	-14.3%
12/31/2021	3.35	0	0	0.50%	24.6%	12/31/2021	3.44	0	0	0.25%	24.9%	12/31/2021	3.54	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	0.6%
2023	1.4%
2022	0.8%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund A Class - 06-811

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,578	$61,191	5,788
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$56,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,616	49,660	$1.14
Band 100	-	-	1.18
Band 75	-	-	1.23
Band 50	-	-	1.28
Band 25	-	-	1.33
Band 0	-	-	1.38
Total	$56,616	49,660

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,176
Mortality & expense charges			(672)
Net investment income (loss)			1,504

Gain (loss) on investments:
Net realized gain (loss)			(899)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,280
Net gain (loss)			1,381

Increase (decrease) in net assets from operations			$2,885

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,504	$1,451
Net realized gain (loss)		(899)	(176)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,280	(1,464)

Increase (decrease) in net assets from operations		2,885	(189)

Contract owner transactions:
Proceeds from units sold		6,035	5,454
Cost of units redeemed		(8,290)	(919)
Account charges		-	-
Increase (decrease)		(2,255)	4,535
Net increase (decrease)		630	4,346
Net assets, beginning		55,986	51,640
Net assets, ending		$56,616	$55,986

Units sold		5,420	5,042
Units redeemed		(7,482)	(848)
Net increase (decrease)		(2,062)	4,194
Units outstanding, beginning		51,722	47,528
Units outstanding, ending		49,660	51,722

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$314,032
Cost of units redeemed/account charges			(261,892)
Net investment income (loss)			7,816
Net realized gain (loss)			(2,300)
Realized gain distributions			3,573
Net change in unrealized appreciation (depreciation)			(4,613)
Net assets			$56,616

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	50	$57	1.25%	5.3%	12/31/2025	$1.18	0	$0	1.00%	5.6%	12/31/2025	$1.23	0	$0	0.75%	5.9%
12/31/2024	1.08	52	56	1.25%	-0.4%	12/31/2024	1.12	0	0	1.00%	-0.1%	12/31/2024	1.16	0	0	0.75%	0.1%
12/31/2023	1.09	48	52	1.25%	3.1%	12/31/2023	1.12	0	0	1.00%	3.3%	12/31/2023	1.16	0	0	0.75%	3.6%
12/31/2022	1.05	55	58	1.25%	-14.8%	12/31/2022	1.09	0	0	1.00%	-14.6%	12/31/2022	1.12	0	0	0.75%	-14.4%
12/31/2021	1.24	54	66	1.25%	-2.7%	12/31/2021	1.27	0	0	1.00%	-2.5%	12/31/2021	1.31	0	0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	0.50%	6.1%	12/31/2025	$1.33	0	$0	0.25%	6.4%	12/31/2025	$1.38	0	$0	0.00%	6.6%
12/31/2024	1.20	0	0	0.50%	0.4%	12/31/2024	1.25	0	0	0.25%	0.6%	12/31/2024	1.29	0	0	0.00%	0.9%
12/31/2023	1.20	0	0	0.50%	3.9%	12/31/2023	1.24	0	0	0.25%	4.1%	12/31/2023	1.28	0	0	0.00%	4.4%
12/31/2022	1.15	0	0	0.50%	-14.1%	12/31/2022	1.19	0	0	0.25%	-13.9%	12/31/2022	1.23	0	0	0.00%	-13.7%
12/31/2021	1.35	0	0	0.50%	-2.0%	12/31/2021	1.38	0	0	0.25%	-1.7%	12/31/2021	1.42	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	3.9%
2023	2.9%
2022	1.7%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,512	$26,758	2,533
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$24,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,526	6,644	$3.69
Band 100	-	-	3.83
Band 75	-	-	3.98
Band 50	-	-	4.14
Band 25	-	-	4.30
Band 0	-	-	4.46
Total	$24,526	6,644

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$343
Mortality & expense charges			(334)
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			(3,273)
Realized gain distributions			2,913
Net change in unrealized appreciation (depreciation)			3,709
Net gain (loss)			3,349

Increase (decrease) in net assets from operations			$3,358

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$(5,650)
Net realized gain (loss)		(3,273)	55,845
Realized gain distributions		2,913	14,710
Net change in unrealized appreciation (depreciation)		3,709	8,416

Increase (decrease) in net assets from operations		3,358	73,321

Contract owner transactions:
Proceeds from units sold		5,692	136,072
Cost of units redeemed		(28,105)	(678,899)
Account charges		(2)	(2,003)
Increase (decrease)		(22,415)	(544,830)
Net increase (decrease)		(19,057)	(471,509)
Net assets, beginning		43,583	515,092
Net assets, ending		$24,526	$43,583

Units sold		1,877	42,840
Units redeemed		(8,300)	(198,314)
Net increase (decrease)		(6,423)	(155,474)
Units outstanding, beginning		13,067	168,541
Units outstanding, ending		6,644	13,067

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,649,931
Cost of units redeemed/account charges			(41,746,400)
Net investment income (loss)			109,929
Net realized gain (loss)			(699,915)
Realized gain distributions			6,713,227
Net change in unrealized appreciation (depreciation)			(2,246)
Net assets			$24,526

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.69	7	$25	1.25%	10.7%	12/31/2025	$3.83	0	$0	1.00%	11.0%	12/31/2025	$3.98	0	$0	0.75%	11.2%
12/31/2024	3.34	13	44	1.25%	9.1%	12/31/2024	3.46	0	0	1.00%	9.4%	12/31/2024	3.58	0	0	0.75%	9.7%
12/31/2023	3.06	169	515	1.25%	13.5%	12/31/2023	3.16	0	0	1.00%	13.7%	12/31/2023	3.26	0	0	0.75%	14.0%
12/31/2022	2.69	337	908	1.25%	-15.1%	12/31/2022	2.78	0	0	1.00%	-14.9%	12/31/2022	2.86	0	0	0.75%	-14.7%
12/31/2021	3.17	917	2,912	1.25%	23.9%	12/31/2021	3.26	0	0	1.00%	24.2%	12/31/2021	3.36	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.14	0	$0	0.50%	11.5%	12/31/2025	$4.30	0	$0	0.25%	11.8%	12/31/2025	$4.46	0	$0	0.00%	12.1%
12/31/2024	3.71	0	0	0.50%	10.0%	12/31/2024	3.84	0	0	0.25%	10.2%	12/31/2024	3.98	0	0	0.00%	10.5%
12/31/2023	3.37	0	0	0.50%	14.3%	12/31/2023	3.49	0	0	0.25%	14.6%	12/31/2023	3.60	0	0	0.00%	14.9%
12/31/2022	2.95	0	0	0.50%	-14.5%	12/31/2022	3.04	0	0	0.25%	-14.3%	12/31/2022	3.14	0	0	0.00%	-14.1%
12/31/2021	3.45	0	0	0.50%	24.9%	12/31/2021	3.55	0	0	0.25%	25.2%	12/31/2021	3.65	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.2%
2023	1.0%
2022	0.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,490	$169,941	14,400
Receivables: investments sold	135
Payables: investments purchased	-
Net assets	$167,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,625	47,301	$3.54
Band 100	-	-	3.68
Band 75	-	-	3.82
Band 50	-	-	3.97
Band 25	-	-	4.12
Band 0	-	-	4.28
Total	$167,625	47,301

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,422
Mortality & expense charges			(1,845)
Net investment income (loss)			(423)

Gain (loss) on investments:
Net realized gain (loss)			179
Realized gain distributions			23,555
Net change in unrealized appreciation (depreciation)			(623)
Net gain (loss)			23,111

Increase (decrease) in net assets from operations			$22,688

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(423)	$(865)
Net realized gain (loss)		179	2,517
Realized gain distributions		23,555	9,594
Net change in unrealized appreciation (depreciation)		(623)	2,450

Increase (decrease) in net assets from operations		22,688	13,696

Contract owner transactions:
Proceeds from units sold		13,038	23,053
Cost of units redeemed		(15,501)	(50,970)
Account charges		(162)	(115)
Increase (decrease)		(2,625)	(28,032)
Net increase (decrease)		20,063	(14,336)
Net assets, beginning		147,562	161,898
Net assets, ending		$167,625	$147,562

Units sold		4,094	7,746
Units redeemed		(5,004)	(16,870)
Net increase (decrease)		(910)	(9,124)
Units outstanding, beginning		48,211	57,335
Units outstanding, ending		47,301	48,211

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,493,612
Cost of units redeemed/account charges			(4,883,674)
Net investment income (loss)			(19,278)
Net realized gain (loss)			(26,166)
Realized gain distributions			605,582
Net change in unrealized appreciation (depreciation)			(2,451)
Net assets			$167,625

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.54	47	$168	1.25%	15.8%	12/31/2025	$3.68	0	$0	1.00%	16.1%	12/31/2025	$3.82	0	$0	0.75%	16.4%
12/31/2024	3.06	48	148	1.25%	8.4%	12/31/2024	3.17	0	0	1.00%	8.7%	12/31/2024	3.29	0	0	0.75%	8.9%
12/31/2023	2.82	57	162	1.25%	9.3%	12/31/2023	2.92	0	0	1.00%	9.5%	12/31/2023	3.02	0	0	0.75%	9.8%
12/31/2022	2.58	52	133	1.25%	-15.3%	12/31/2022	2.66	0	0	1.00%	-15.1%	12/31/2022	2.75	0	0	0.75%	-14.9%
12/31/2021	3.05	75	228	1.25%	27.1%	12/31/2021	3.14	0	0	1.00%	27.4%	12/31/2021	3.23	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.97	0	$0	0.50%	16.7%	12/31/2025	$4.12	0	$0	0.25%	16.9%	12/31/2025	$4.28	0	$0	0.00%	17.2%
12/31/2024	3.40	0	0	0.50%	9.2%	12/31/2024	3.53	0	0	0.25%	9.5%	12/31/2024	3.65	0	0	0.00%	9.8%
12/31/2023	3.12	0	0	0.50%	10.1%	12/31/2023	3.22	0	0	0.25%	10.4%	12/31/2023	3.33	0	0	0.00%	10.6%
12/31/2022	2.83	0	0	0.50%	-14.6%	12/31/2022	2.92	0	0	0.25%	-14.4%	12/31/2022	3.01	0	0	0.00%	-14.2%
12/31/2021	3.32	0	0	0.50%	28.1%	12/31/2021	3.41	0	0	0.25%	28.4%	12/31/2021	3.51	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.8%
2023	1.0%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.57
Band 100	-	-	2.66
Band 75	-	-	2.76
Band 50	-	-	2.86
Band 25	-	-	2.96
Band 0	-	-	3.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	1.25%	18.4%	12/31/2025	$2.66	0	$0	1.00%	18.7%	12/31/2025	$2.76	0	$0	0.75%	19.0%
12/31/2024	2.17	0	0	1.25%	8.5%	12/31/2024	2.24	0	0	1.00%	8.7%	12/31/2024	2.32	0	0	0.75%	9.0%
12/31/2023	2.00	0	0	1.25%	5.4%	12/31/2023	2.06	0	0	1.00%	5.7%	12/31/2023	2.12	0	0	0.75%	6.0%
12/31/2022	1.90	0	0	1.25%	-4.3%	12/31/2022	1.95	0	0	1.00%	-4.0%	12/31/2022	2.00	0	0	0.75%	-3.8%
12/31/2021	1.98	0	0	1.25%	10.9%	12/31/2021	2.03	0	0	1.00%	11.2%	12/31/2021	2.08	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	0	$0	0.50%	19.3%	12/31/2025	$2.96	0	$0	0.25%	19.6%	12/31/2025	$3.07	0	$0	0.00%	19.9%
12/31/2024	2.39	0	0	0.50%	9.3%	12/31/2024	2.47	0	0	0.25%	9.6%	12/31/2024	2.56	0	0	0.00%	9.8%
12/31/2023	2.19	0	0	0.50%	6.2%	12/31/2023	2.26	0	0	0.25%	6.5%	12/31/2023	2.33	0	0	0.00%	6.8%
12/31/2022	2.06	0	0	0.50%	-3.6%	12/31/2022	2.12	0	0	0.25%	-3.3%	12/31/2022	2.18	0	0	0.00%	-3.1%
12/31/2021	2.14	0	0	0.50%	11.8%	12/31/2021	2.19	0	0	0.25%	12.1%	12/31/2021	2.25	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.63
Band 75	-	-	1.69
Band 50	-	-	1.75
Band 25	-	-	1.82
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	1.25%	7.3%	12/31/2025	$1.63	0	$0	1.00%	7.5%	12/31/2025	$1.69	0	$0	0.75%	7.8%
12/31/2024	1.47	0	0	1.25%	5.9%	12/31/2024	1.52	0	0	1.00%	6.2%	12/31/2024	1.57	0	0	0.75%	6.5%
12/31/2023	1.39	0	0	1.25%	9.6%	12/31/2023	1.43	0	0	1.00%	9.9%	12/31/2023	1.47	0	0	0.75%	10.2%
12/31/2022	1.27	0	0	1.25%	-12.5%	12/31/2022	1.30	0	0	1.00%	-12.3%	12/31/2022	1.34	0	0	0.75%	-12.1%
12/31/2021	1.45	0	0	1.25%	1.4%	12/31/2021	1.48	0	0	1.00%	1.6%	12/31/2021	1.52	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	8.1%	12/31/2025	$1.82	0	$0	0.25%	8.3%	12/31/2025	$1.88	0	$0	0.00%	8.6%
12/31/2024	1.62	0	0	0.50%	6.7%	12/31/2024	1.68	0	0	0.25%	7.0%	12/31/2024	1.73	0	0	0.00%	7.3%
12/31/2023	1.52	0	0	0.50%	10.5%	12/31/2023	1.57	0	0	0.25%	10.7%	12/31/2023	1.62	0	0	0.00%	11.0%
12/31/2022	1.38	0	0	0.50%	-11.9%	12/31/2022	1.42	0	0	0.25%	-11.7%	12/31/2022	1.46	0	0	0.00%	-11.5%
12/31/2021	1.56	0	0	0.50%	2.1%	12/31/2021	1.60	0	0	0.25%	2.4%	12/31/2021	1.64	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund S Class - 06-739

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,410	$42,568	1,339
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$40,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,409	16,335	$2.47
Band 100	-	-	2.58
Band 75	-	-	2.69
Band 50	-	-	2.81
Band 25	-	-	2.93
Band 0	-	-	3.06
Total	$40,409	16,335

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,747
Mortality & expense charges			(764)
Net investment income (loss)			983

Gain (loss) on investments:
Net realized gain (loss)			(3,633)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,524
Net gain (loss)			3,891

Increase (decrease) in net assets from operations			$4,874

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$983	$1,274
Net realized gain (loss)		(3,633)	(421)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,524	(1,116)

Increase (decrease) in net assets from operations		4,874	(263)

Contract owner transactions:
Proceeds from units sold		3,506	8,288
Cost of units redeemed		(49,809)	(1,723)
Account charges		(8)	(5)
Increase (decrease)		(46,311)	6,560
Net increase (decrease)		(41,437)	6,297
Net assets, beginning		81,846	75,549
Net assets, ending		$40,409	$81,846

Units sold		1,471	3,553
Units redeemed		(20,552)	(783)
Net increase (decrease)		(19,081)	2,770
Units outstanding, beginning		35,416	32,646
Units outstanding, ending		16,335	35,416

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,541,237
Cost of units redeemed/account charges			(6,314,568)
Net investment income (loss)			271,614
Net realized gain (loss)			145,436
Realized gain distributions			398,848
Net change in unrealized appreciation (depreciation)			(2,158)
Net assets			$40,409

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	16	$40	1.25%	7.0%	12/31/2025	$2.58	0	$0	1.00%	7.3%	12/31/2025	$2.69	0	$0	0.75%	7.6%
12/31/2024	2.31	35	82	1.25%	-0.1%	12/31/2024	2.41	0	0	1.00%	0.1%	12/31/2024	2.50	0	0	0.75%	0.4%
12/31/2023	2.31	33	76	1.25%	8.9%	12/31/2023	2.40	0	0	1.00%	9.2%	12/31/2023	2.49	0	0	0.75%	9.5%
12/31/2022	2.12	38	81	1.25%	-27.9%	12/31/2022	2.20	0	0	1.00%	-27.7%	12/31/2022	2.28	0	0	0.75%	-27.5%
12/31/2021	2.95	116	341	1.25%	25.2%	12/31/2021	3.04	0	0	1.00%	25.6%	12/31/2021	3.15	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.81	0	$0	0.50%	7.9%	12/31/2025	$2.93	0	$0	0.25%	8.1%	12/31/2025	$3.06	0	$0	0.00%	8.4%
12/31/2024	2.61	0	0	0.50%	0.6%	12/31/2024	2.71	0	0	0.25%	0.9%	12/31/2024	2.82	0	0	0.00%	1.1%
12/31/2023	2.59	0	0	0.50%	9.7%	12/31/2023	2.69	0	0	0.25%	10.0%	12/31/2023	2.79	0	0	0.00%	10.3%
12/31/2022	2.36	0	0	0.50%	-27.4%	12/31/2022	2.44	0	0	0.25%	-27.2%	12/31/2022	2.53	0	0	0.00%	-27.0%
12/31/2021	3.25	0	0	0.50%	26.2%	12/31/2021	3.36	0	0	0.25%	26.5%	12/31/2021	3.47	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.9%
2023	2.4%
2022	2.4%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell International Developed Markets Fund S Class - 06-737 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.68
Band 100	-	-	2.80
Band 75	-	-	2.92
Band 50	-	-	3.05
Band 25	-	-	3.18
Band 0	-	-	3.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.68	0	$0	1.25%	27.0%	12/31/2025	$2.80	0	$0	1.00%	27.3%	12/31/2025	$2.92	0	$0	0.75%	27.7%
12/31/2024	2.11	0	0	1.25%	1.6%	12/31/2024	2.20	0	0	1.00%	1.8%	12/31/2024	2.29	0	0	0.75%	2.1%
12/31/2023	2.08	0	0	1.25%	14.8%	12/31/2023	2.16	0	0	1.00%	15.1%	12/31/2023	2.24	0	0	0.75%	15.4%
12/31/2022	1.81	0	0	1.25%	-14.4%	12/31/2022	1.88	0	0	1.00%	-14.2%	12/31/2022	1.94	0	0	0.75%	-14.0%
12/31/2021	2.12	0	0	1.25%	11.4%	12/31/2021	2.19	0	0	1.00%	11.6%	12/31/2021	2.26	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.05	0	$0	0.50%	28.0%	12/31/2025	$3.18	0	$0	0.25%	28.3%	12/31/2025	$3.32	0	$0	0.00%	28.6%
12/31/2024	2.38	0	0	0.50%	2.3%	12/31/2024	2.48	0	0	0.25%	2.6%	12/31/2024	2.58	0	0	0.00%	2.8%
12/31/2023	2.33	0	0	0.50%	15.7%	12/31/2023	2.42	0	0	0.25%	16.0%	12/31/2023	2.51	0	0	0.00%	16.3%
12/31/2022	2.01	0	0	0.50%	-13.7%	12/31/2022	2.08	0	0	0.25%	-13.5%	12/31/2022	2.16	0	0	0.00%	-13.3%
12/31/2021	2.33	0	0	0.50%	12.2%	12/31/2021	2.41	0	0	0.25%	12.5%	12/31/2021	2.49	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund S Class - 06-738

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$549,860	$604,764	30,683
Receivables: investments sold	9,806
Payables: investments purchased	-
Net assets	$559,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$559,666	391,825	$1.43
Band 100	-	-	1.49
Band 75	-	-	1.56
Band 50	-	-	1.62
Band 25	-	-	1.69
Band 0	-	-	1.77
Total	$559,666	391,825

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,950
Mortality & expense charges			(5,831)
Net investment income (loss)			19,119

Gain (loss) on investments:
Net realized gain (loss)			(944)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,559
Net gain (loss)			7,615

Increase (decrease) in net assets from operations			$26,734

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,119	$12,190
Net realized gain (loss)		(944)	(1,140)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,559	(10,454)

Increase (decrease) in net assets from operations		26,734	596

Contract owner transactions:
Proceeds from units sold		140,285	38,415
Cost of units redeemed		(2,289)	(4,257)
Account charges		(6)	(25)
Increase (decrease)		137,990	34,133
Net increase (decrease)		164,724	34,729
Net assets, beginning		394,942	360,213
Net assets, ending		$559,666	$394,942

Units sold		100,569	28,510
Units redeemed		(1,650)	(3,165)
Net increase (decrease)		98,919	25,345
Units outstanding, beginning		292,906	267,561
Units outstanding, ending		391,825	292,906

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$871,061
Cost of units redeemed/account charges			(333,517)
Net investment income (loss)			59,463
Net realized gain (loss)			(11,432)
Realized gain distributions			28,995
Net change in unrealized appreciation (depreciation)			(54,904)
Net assets			$559,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	392	$560	1.25%	5.9%	12/31/2025	$1.49	0	$0	1.00%	6.2%	12/31/2025	$1.56	0	$0	0.75%	6.5%
12/31/2024	1.35	293	395	1.25%	0.2%	12/31/2024	1.40	0	0	1.00%	0.4%	12/31/2024	1.46	0	0	0.75%	0.7%
12/31/2023	1.35	268	360	1.25%	3.7%	12/31/2023	1.40	0	0	1.00%	4.0%	12/31/2023	1.45	0	0	0.75%	4.2%
12/31/2022	1.30	240	311	1.25%	-16.0%	12/31/2022	1.34	0	0	1.00%	-15.8%	12/31/2022	1.39	0	0	0.75%	-15.6%
12/31/2021	1.54	244	377	1.25%	-2.5%	12/31/2021	1.60	0	0	1.00%	-2.2%	12/31/2021	1.65	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	6.7%	12/31/2025	$1.69	0	$0	0.25%	7.0%	12/31/2025	$1.77	0	$0	0.00%	7.3%
12/31/2024	1.52	0	0	0.50%	0.9%	12/31/2024	1.58	0	0	0.25%	1.2%	12/31/2024	1.65	0	0	0.00%	1.4%
12/31/2023	1.51	0	0	0.50%	4.5%	12/31/2023	1.56	0	0	0.25%	4.8%	12/31/2023	1.62	0	0	0.00%	5.0%
12/31/2022	1.44	0	0	0.50%	-15.3%	12/31/2022	1.49	0	0	0.25%	-15.1%	12/31/2022	1.55	0	0	0.00%	-14.9%
12/31/2021	1.70	0	0	0.50%	-1.7%	12/31/2021	1.76	0	0	0.25%	-1.5%	12/31/2021	1.82	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	4.5%
2023	3.9%
2022	1.0%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R1 Class - 06-659

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,823	$155,178	14,482
Receivables: investments sold	-
Payables: investments purchased	(70)
Net assets	$170,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,753	61,287	$2.79
Band 100	-	-	2.91
Band 75	-	-	3.03
Band 50	-	-	3.17
Band 25	-	-	3.30
Band 0	-	-	3.45
Total	$170,753	61,287

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,799
Mortality & expense charges			(2,797)
Net investment income (loss)			3,002

Gain (loss) on investments:
Net realized gain (loss)			16,549
Realized gain distributions			7,119
Net change in unrealized appreciation (depreciation)			573
Net gain (loss)			24,241

Increase (decrease) in net assets from operations			$27,243

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,002	$2,223
Net realized gain (loss)		16,549	375
Realized gain distributions		7,119	-
Net change in unrealized appreciation (depreciation)		573	23,273

Increase (decrease) in net assets from operations		27,243	25,871

Contract owner transactions:
Proceeds from units sold		35,781	36,739
Cost of units redeemed		(221,755)	(10,131)
Account charges		(262)	(682)
Increase (decrease)		(186,236)	25,926
Net increase (decrease)		(158,993)	51,797
Net assets, beginning		329,746	277,949
Net assets, ending		$170,753	$329,746

Units sold		14,402	15,824
Units redeemed		(87,849)	(4,525)
Net increase (decrease)		(73,447)	11,299
Units outstanding, beginning		134,734	123,435
Units outstanding, ending		61,287	134,734

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$34,485,702
Cost of units redeemed/account charges			(39,244,745)
Net investment income (loss)			1,064,778
Net realized gain (loss)			3,332,293
Realized gain distributions			517,080
Net change in unrealized appreciation (depreciation)			15,645
Net assets			$170,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.79	61	$171	1.25%	13.8%	12/31/2025	$2.91	0	$0	1.00%	14.1%	12/31/2025	$3.03	0	$0	0.75%	14.4%
12/31/2024	2.45	135	330	1.25%	8.7%	12/31/2024	2.55	0	0	1.00%	9.0%	12/31/2024	2.65	0	0	0.75%	9.2%
12/31/2023	2.25	123	278	1.25%	13.1%	12/31/2023	2.34	0	0	1.00%	13.3%	12/31/2023	2.43	0	0	0.75%	13.6%
12/31/2022	1.99	255	508	1.25%	-16.8%	12/31/2022	2.06	0	0	1.00%	-16.6%	12/31/2022	2.14	0	0	0.75%	-16.4%
12/31/2021	2.39	351	840	1.25%	12.2%	12/31/2021	2.47	0	0	1.00%	12.5%	12/31/2021	2.56	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.17	0	$0	0.50%	14.7%	12/31/2025	$3.30	0	$0	0.25%	15.0%	12/31/2025	$3.45	0	$0	0.00%	15.3%
12/31/2024	2.76	0	0	0.50%	9.5%	12/31/2024	2.87	0	0	0.25%	9.8%	12/31/2024	2.99	0	0	0.00%	10.1%
12/31/2023	2.52	0	0	0.50%	13.9%	12/31/2023	2.62	0	0	0.25%	14.2%	12/31/2023	2.72	0	0	0.00%	14.5%
12/31/2022	2.21	0	0	0.50%	-16.2%	12/31/2022	2.29	0	0	0.25%	-16.0%	12/31/2022	2.37	0	0	0.00%	-15.8%
12/31/2021	2.64	0	0	0.50%	13.1%	12/31/2021	2.73	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.0%
2023	1.2%
2022	2.4%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R5 Class - 06-665

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,492,561	$3,235,628	304,787
Receivables: investments sold	306
Payables: investments purchased	-
Net assets	$3,492,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,985,937	1,221,055	$2.45
Band 100	287,627	111,429	2.58
Band 75	-	-	2.72
Band 50	219,303	76,253	2.88
Band 25	-	-	3.04
Band 0	-	-	3.20
Total	$3,492,867	1,408,737

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$90,195
Mortality & expense charges			(40,122)
Net investment income (loss)			50,073

Gain (loss) on investments:
Net realized gain (loss)			25,469
Realized gain distributions			149,603
Net change in unrealized appreciation (depreciation)			175,481
Net gain (loss)			350,553

Increase (decrease) in net assets from operations			$400,626

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,073	$16,444
Net realized gain (loss)		25,469	246
Realized gain distributions		149,603	-
Net change in unrealized appreciation (depreciation)		175,481	253,403

Increase (decrease) in net assets from operations		400,626	270,093

Contract owner transactions:
Proceeds from units sold		307,012	413,622
Cost of units redeemed		(715,695)	(416,750)
Account charges		(929)	(833)
Increase (decrease)		(409,612)	(3,961)
Net increase (decrease)		(8,986)	266,132
Net assets, beginning		3,501,853	3,235,721
Net assets, ending		$3,492,867	$3,501,853

Units sold		132,646	198,001
Units redeemed		(325,284)	(196,712)
Net increase (decrease)		(192,638)	1,289
Units outstanding, beginning		1,601,375	1,600,086
Units outstanding, ending		1,408,737	1,601,375

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,417,712
Cost of units redeemed/account charges			(64,943,015)
Net investment income (loss)			2,103,722
Net realized gain (loss)			898,669
Realized gain distributions			2,758,846
Net change in unrealized appreciation (depreciation)			256,933
Net assets			$3,492,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	1,221	$2,986	1.25%	13.2%	12/31/2025	$2.58	111	$288	1.00%	13.5%	12/31/2025	$2.72	0	$0	0.75%	13.8%
12/31/2024	2.16	1,393	3,009	1.25%	8.2%	12/31/2024	2.27	131	298	1.00%	8.4%	12/31/2024	2.39	0	0	0.75%	8.7%
12/31/2023	2.00	1,356	2,708	1.25%	12.5%	12/31/2023	2.10	170	356	1.00%	12.8%	12/31/2023	2.20	0	0	0.75%	13.0%
12/31/2022	1.78	1,299	2,305	1.25%	-17.3%	12/31/2022	1.86	204	379	1.00%	-17.1%	12/31/2022	1.95	0	0	0.75%	-16.9%
12/31/2021	2.15	1,610	3,454	1.25%	11.8%	12/31/2021	2.24	266	597	1.00%	12.0%	12/31/2021	2.34	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.88	76	$219	0.50%	14.1%	12/31/2025	$3.04	0	$0	0.25%	14.3%	12/31/2025	$3.20	0	$0	0.00%	14.6%
12/31/2024	2.52	77	194	0.50%	9.0%	12/31/2024	2.65	0	0	0.25%	9.3%	12/31/2024	2.80	0	0	0.00%	9.5%
12/31/2023	2.31	74	172	0.50%	13.3%	12/31/2023	2.43	0	0	0.25%	13.6%	12/31/2023	2.55	0	0	0.00%	13.9%
12/31/2022	2.04	74	152	0.50%	-16.7%	12/31/2022	2.14	0	0	0.25%	-16.4%	12/31/2022	2.24	0	0	0.00%	-16.2%
12/31/2021	2.45	75	183	0.50%	12.6%	12/31/2021	2.56	0	0	0.25%	12.9%	12/31/2021	2.67	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	1.7%
2023	1.5%
2022	1.7%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R1 Class - 06-661

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,324	$79,064	8,137
Receivables: investments sold	-
Payables: investments purchased	(49)
Net assets	$75,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,275	42,000	$1.79
Band 100	-	-	1.87
Band 75	-	-	1.95
Band 50	-	-	2.04
Band 25	-	-	2.13
Band 0	-	-	2.22
Total	$75,275	42,000

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,115
Mortality & expense charges			(946)
Net investment income (loss)			2,169

Gain (loss) on investments:
Net realized gain (loss)			(613)
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			4,373
Net gain (loss)			3,764

Increase (decrease) in net assets from operations			$5,933

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,169	$1,743
Net realized gain (loss)		(613)	(123)
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		4,373	523

Increase (decrease) in net assets from operations		5,933	2,143

Contract owner transactions:
Proceeds from units sold		818	662
Cost of units redeemed		(7,240)	(410)
Account charges		(49)	(49)
Increase (decrease)		(6,471)	203
Net increase (decrease)		(538)	2,346
Net assets, beginning		75,813	73,467
Net assets, ending		$75,275	$75,813

Units sold		470	406
Units redeemed		(4,234)	(279)
Net increase (decrease)		(3,764)	127
Units outstanding, beginning		45,764	45,637
Units outstanding, ending		42,000	45,764

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,290,850
Cost of units redeemed/account charges			(4,654,862)
Net investment income (loss)			170,980
Net realized gain (loss)			190,759
Realized gain distributions			81,288
Net change in unrealized appreciation (depreciation)			(3,740)
Net assets			$75,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	42	$75	1.25%	8.2%	12/31/2025	$1.87	0	$0	1.00%	8.5%	12/31/2025	$1.95	0	$0	0.75%	8.7%
12/31/2024	1.66	46	76	1.25%	2.9%	12/31/2024	1.72	0	0	1.00%	3.2%	12/31/2024	1.79	0	0	0.75%	3.4%
12/31/2023	1.61	46	73	1.25%	6.9%	12/31/2023	1.67	0	0	1.00%	7.1%	12/31/2023	1.74	0	0	0.75%	7.4%
12/31/2022	1.51	63	95	1.25%	-14.8%	12/31/2022	1.56	0	0	1.00%	-14.6%	12/31/2022	1.62	0	0	0.75%	-14.4%
12/31/2021	1.77	68	120	1.25%	2.3%	12/31/2021	1.83	0	0	1.00%	2.5%	12/31/2021	1.89	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	9.0%	12/31/2025	$2.13	0	$0	0.25%	9.3%	12/31/2025	$2.22	0	$0	0.00%	9.5%
12/31/2024	1.87	0	0	0.50%	3.7%	12/31/2024	1.94	0	0	0.25%	3.9%	12/31/2024	2.02	0	0	0.00%	4.2%
12/31/2023	1.80	0	0	0.50%	7.7%	12/31/2023	1.87	0	0	0.25%	7.9%	12/31/2023	1.94	0	0	0.00%	8.2%
12/31/2022	1.67	0	0	0.50%	-14.2%	12/31/2022	1.73	0	0	0.25%	-14.0%	12/31/2022	1.80	0	0	0.00%	-13.7%
12/31/2021	1.95	0	0	0.50%	3.0%	12/31/2021	2.01	0	0	0.25%	3.3%	12/31/2021	2.08	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.6%
2023	1.8%
2022	2.2%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R5 Class - 06-655

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$532,194	$566,940	57,843
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$532,165

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,429	123,572	$1.57
Band 100	127,110	76,929	1.65
Band 75	-	-	1.74
Band 50	211,626	114,956	1.84
Band 25	-	-	1.94
Band 0	-	-	2.05
Total	$532,165	315,457

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,949
Mortality & expense charges			(4,614)
Net investment income (loss)			14,335

Gain (loss) on investments:
Net realized gain (loss)			(799)
Realized gain distributions			34
Net change in unrealized appreciation (depreciation)			26,032
Net gain (loss)			25,267

Increase (decrease) in net assets from operations			$39,602

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,335	$11,117
Net realized gain (loss)		(799)	(3,206)
Realized gain distributions		34	-
Net change in unrealized appreciation (depreciation)		26,032	7,150

Increase (decrease) in net assets from operations		39,602	15,061

Contract owner transactions:
Proceeds from units sold		16	45
Cost of units redeemed		(5,596)	(30,857)
Account charges		(81)	(87)
Increase (decrease)		(5,661)	(30,899)
Net increase (decrease)		33,941	(15,838)
Net assets, beginning		498,224	514,062
Net assets, ending		$532,165	$498,224

Units sold		10	31
Units redeemed		(3,668)	(20,678)
Net increase (decrease)		(3,658)	(20,647)
Units outstanding, beginning		319,115	339,762
Units outstanding, ending		315,457	319,115

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,849,591
Cost of units redeemed/account charges			(9,983,835)
Net investment income (loss)			400,632
Net realized gain (loss)			(55,414)
Realized gain distributions			355,937
Net change in unrealized appreciation (depreciation)			(34,746)
Net assets			$532,165

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	124	$193	1.25%	7.6%	12/31/2025	$1.65	77	$127	1.00%	7.9%	12/31/2025	$1.74	0	$0	0.75%	8.1%
12/31/2024	1.46	127	185	1.25%	2.5%	12/31/2024	1.53	77	118	1.00%	2.7%	12/31/2024	1.61	0	0	0.75%	3.0%
12/31/2023	1.42	147	209	1.25%	6.3%	12/31/2023	1.49	77	115	1.00%	6.5%	12/31/2023	1.57	0	0	0.75%	6.8%
12/31/2022	1.34	180	240	1.25%	-15.1%	12/31/2022	1.40	77	108	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.57	263	414	1.25%	1.7%	12/31/2021	1.64	107	176	1.00%	2.0%	12/31/2021	1.72	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	115	$212	0.50%	8.4%	12/31/2025	$1.94	0	$0	0.25%	8.7%	12/31/2025	$2.05	0	$0	0.00%	8.9%
12/31/2024	1.70	115	195	0.50%	3.2%	12/31/2024	1.79	0	0	0.25%	3.5%	12/31/2024	1.88	0	0	0.00%	3.8%
12/31/2023	1.65	116	191	0.50%	7.1%	12/31/2023	1.73	0	0	0.25%	7.3%	12/31/2023	1.81	0	0	0.00%	7.6%
12/31/2022	1.54	116	178	0.50%	-14.5%	12/31/2022	1.61	0	0	0.25%	-14.2%	12/31/2022	1.69	0	0	0.00%	-14.0%
12/31/2021	1.80	140	252	0.50%	2.5%	12/31/2021	1.88	0	0	0.25%	2.8%	12/31/2021	1.96	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.1%
2023	1.6%
2022	1.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LP Eq Aggr Strat R1 Class - 06-662

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,622	$372,136	27,375
Receivables: investments sold	-
Payables: investments purchased	(129)
Net assets	$469,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,493	127,545	$3.68
Band 100	-	-	3.84
Band 75	-	-	4.01
Band 50	-	-	4.18
Band 25	-	-	4.36
Band 0	-	-	4.55
Total	$469,493	127,545

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$9,940
Mortality & expense charges			(5,843)
Net investment income (loss)			4,097

Gain (loss) on investments:
Net realized gain (loss)			28,983
Realized gain distributions			35,060
Net change in unrealized appreciation (depreciation)			10,722
Net gain (loss)			74,765

Increase (decrease) in net assets from operations			$78,862

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,097	$554
Net realized gain (loss)		28,983	13,051
Realized gain distributions		35,060	-
Net change in unrealized appreciation (depreciation)		10,722	35,512

Increase (decrease) in net assets from operations		78,862	49,117

Contract owner transactions:
Proceeds from units sold		37,433	52,183
Cost of units redeemed		(95,976)	(75,537)
Account charges		(303)	(274)
Increase (decrease)		(58,846)	(23,628)
Net increase (decrease)		20,016	25,489
Net assets, beginning		449,477	423,988
Net assets, ending		$469,493	$449,477

Units sold		11,151	17,437
Units redeemed		(27,429)	(25,890)
Net increase (decrease)		(16,278)	(8,453)
Units outstanding, beginning		143,823	152,276
Units outstanding, ending		127,545	143,823

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,423,031
Cost of units redeemed/account charges			(3,800,763)
Net investment income (loss)			77,709
Net realized gain (loss)			595,603
Realized gain distributions			76,427
Net change in unrealized appreciation (depreciation)			97,486
Net assets			$469,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.68	128	$469	1.25%	17.8%	12/31/2025	$3.84	0	$0	1.00%	18.1%	12/31/2025	$4.01	0	$0	0.75%	18.4%
12/31/2024	3.13	144	449	1.25%	12.2%	12/31/2024	3.25	0	0	1.00%	12.5%	12/31/2024	3.39	0	0	0.75%	12.8%
12/31/2023	2.78	152	424	1.25%	17.8%	12/31/2023	2.89	0	0	1.00%	18.1%	12/31/2023	3.00	0	0	0.75%	18.4%
12/31/2022	2.36	159	376	1.25%	-17.8%	12/31/2022	2.45	0	0	1.00%	-17.6%	12/31/2022	2.54	0	0	0.75%	-17.4%
12/31/2021	2.87	144	413	1.25%	19.5%	12/31/2021	2.97	0	0	1.00%	19.8%	12/31/2021	3.07	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.18	0	$0	0.50%	18.7%	12/31/2025	$4.36	0	$0	0.25%	19.0%	12/31/2025	$4.55	0	$0	0.00%	19.3%
12/31/2024	3.52	0	0	0.50%	13.1%	12/31/2024	3.67	0	0	0.25%	13.4%	12/31/2024	3.82	0	0	0.00%	13.7%
12/31/2023	3.12	0	0	0.50%	18.7%	12/31/2023	3.24	0	0	0.25%	19.0%	12/31/2023	3.36	0	0	0.00%	19.3%
12/31/2022	2.63	0	0	0.50%	-17.2%	12/31/2022	2.72	0	0	0.25%	-17.0%	12/31/2022	2.82	0	0	0.00%	-16.8%
12/31/2021	3.17	0	0	0.50%	20.4%	12/31/2021	3.28	0	0	0.25%	20.7%	12/31/2021	3.38	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	1.4%
2023	1.5%
2022	2.1%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LP Eq Aggr Strat R5 Class - 06-675

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,129,943	$832,593	71,065
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$1,129,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$394,035	128,405	$3.07
Band 100	151,389	46,738	3.24
Band 75	-	-	3.42
Band 50	584,515	161,963	3.61
Band 25	-	-	3.81
Band 0	-	-	4.02
Total	$1,129,939	337,106

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,023
Mortality & expense charges			(9,473)
Net investment income (loss)			12,550

Gain (loss) on investments:
Net realized gain (loss)			66,711
Realized gain distributions			90,667
Net change in unrealized appreciation (depreciation)			8,025
Net gain (loss)			165,403

Increase (decrease) in net assets from operations			$177,953

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,550	$3,006
Net realized gain (loss)		66,711	18,819
Realized gain distributions		90,667	-
Net change in unrealized appreciation (depreciation)		8,025	111,981

Increase (decrease) in net assets from operations		177,953	133,806

Contract owner transactions:
Proceeds from units sold		3,792	1,467
Cost of units redeemed		(240,528)	(78,907)
Account charges		(154)	(194)
Increase (decrease)		(236,890)	(77,634)
Net increase (decrease)		(58,937)	56,172
Net assets, beginning		1,188,876	1,132,704
Net assets, ending		$1,129,939	$1,188,876

Units sold		1,289	2,388
Units redeemed		(85,436)	(33,045)
Net increase (decrease)		(84,147)	(30,657)
Units outstanding, beginning		421,253	451,910
Units outstanding, ending		337,106	421,253

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,202,192
Cost of units redeemed/account charges			(11,582,506)
Net investment income (loss)			315,290
Net realized gain (loss)			410,397
Realized gain distributions			487,216
Net change in unrealized appreciation (depreciation)			297,350
Net assets			$1,129,939

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.07	128	$394	1.25%	17.2%	12/31/2025	$3.24	47	$151	1.00%	17.5%	12/31/2025	$3.42	0	$0	0.75%	17.8%
12/31/2024	2.62	187	490	1.25%	11.8%	12/31/2024	2.76	56	155	1.00%	12.0%	12/31/2024	2.90	0	0	0.75%	12.3%
12/31/2023	2.34	208	487	1.25%	17.2%	12/31/2023	2.46	66	162	1.00%	17.5%	12/31/2023	2.58	0	0	0.75%	17.8%
12/31/2022	2.00	204	408	1.25%	-18.3%	12/31/2022	2.09	66	138	1.00%	-18.1%	12/31/2022	2.19	0	0	0.75%	-17.9%
12/31/2021	2.45	329	805	1.25%	18.9%	12/31/2021	2.56	63	160	1.00%	19.2%	12/31/2021	2.67	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.61	162	$585	0.50%	18.1%	12/31/2025	$3.81	0	$0	0.25%	18.4%	12/31/2025	$4.02	0	$0	0.00%	18.7%
12/31/2024	3.06	178	544	0.50%	12.6%	12/31/2024	3.22	0	0	0.25%	12.9%	12/31/2024	3.39	0	0	0.00%	13.2%
12/31/2023	2.71	178	483	0.50%	18.1%	12/31/2023	2.85	0	0	0.25%	18.4%	12/31/2023	2.99	0	0	0.00%	18.7%
12/31/2022	2.30	179	411	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.52	0	0	0.00%	-17.2%
12/31/2021	2.79	182	507	0.50%	19.8%	12/31/2021	2.92	0	0	0.25%	20.1%	12/31/2021	3.05	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	1.2%
2023	1.2%
2022	1.8%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LP Aggr Strat R1 Class - 06-663

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$932,613	$806,870	68,841
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$932,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$932,802	277,912	$3.36
Band 100	-	-	3.50
Band 75	-	-	3.65
Band 50	-	-	3.81
Band 25	-	-	3.98
Band 0	-	-	4.15
Total	$932,802	277,912

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,049
Mortality & expense charges			(11,082)
Net investment income (loss)			8,967

Gain (loss) on investments:
Net realized gain (loss)			19,305
Realized gain distributions			78,604
Net change in unrealized appreciation (depreciation)			28,981
Net gain (loss)			126,890

Increase (decrease) in net assets from operations			$135,857

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,967	$3,968
Net realized gain (loss)		19,305	7,033
Realized gain distributions		78,604	11,230
Net change in unrealized appreciation (depreciation)		28,981	67,013

Increase (decrease) in net assets from operations		135,857	89,244

Contract owner transactions:
Proceeds from units sold		38,809	36,052
Cost of units redeemed		(110,695)	(51,507)
Account charges		(514)	(529)
Increase (decrease)		(72,400)	(15,984)
Net increase (decrease)		63,457	73,260
Net assets, beginning		869,345	796,085
Net assets, ending		$932,802	$869,345

Units sold		12,535	12,964
Units redeemed		(36,432)	(18,174)
Net increase (decrease)		(23,897)	(5,210)
Units outstanding, beginning		301,809	307,019
Units outstanding, ending		277,912	301,809

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,707,725
Cost of units redeemed/account charges			(8,772,579)
Net investment income (loss)			335,584
Net realized gain (loss)			946,227
Realized gain distributions			590,102
Net change in unrealized appreciation (depreciation)			125,743
Net assets			$932,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.36	278	$933	1.25%	16.5%	12/31/2025	$3.50	0	$0	1.00%	16.8%	12/31/2025	$3.65	0	$0	0.75%	17.1%
12/31/2024	2.88	302	869	1.25%	11.1%	12/31/2024	3.00	0	0	1.00%	11.4%	12/31/2024	3.12	0	0	0.75%	11.6%
12/31/2023	2.59	307	796	1.25%	16.3%	12/31/2023	2.69	0	0	1.00%	16.6%	12/31/2023	2.80	0	0	0.75%	16.8%
12/31/2022	2.23	824	1,837	1.25%	-17.4%	12/31/2022	2.31	0	0	1.00%	-17.1%	12/31/2022	2.39	0	0	0.75%	-16.9%
12/31/2021	2.70	801	2,161	1.25%	16.7%	12/31/2021	2.79	0	0	1.00%	17.0%	12/31/2021	2.88	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.81	0	$0	0.50%	17.4%	12/31/2025	$3.98	0	$0	0.25%	17.7%	12/31/2025	$4.15	0	$0	0.00%	18.0%
12/31/2024	3.25	0	0	0.50%	11.9%	12/31/2024	3.38	0	0	0.25%	12.2%	12/31/2024	3.52	0	0	0.00%	12.5%
12/31/2023	2.90	0	0	0.50%	17.1%	12/31/2023	3.01	0	0	0.25%	17.4%	12/31/2023	3.13	0	0	0.00%	17.7%
12/31/2022	2.48	0	0	0.50%	-16.7%	12/31/2022	2.57	0	0	0.25%	-16.5%	12/31/2022	2.66	0	0	0.00%	-16.3%
12/31/2021	2.98	0	0	0.50%	17.6%	12/31/2021	3.07	0	0	0.25%	17.9%	12/31/2021	3.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	1.8%
2023	0.7%
2022	1.2%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LP Aggr Strat R5 Class - 06-670

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,055,570	$922,600	80,835
Receivables: investments sold	146
Payables: investments purchased	-
Net assets	$1,055,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,976	214,864	$2.87
Band 100	227,935	75,205	3.03
Band 75	-	-	3.20
Band 50	210,805	62,423	3.38
Band 25	-	-	3.56
Band 0	-	-	3.76
Total	$1,055,716	352,492

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$23,808
Mortality & expense charges			(11,375)
Net investment income (loss)			12,433

Gain (loss) on investments:
Net realized gain (loss)			53,240
Realized gain distributions			93,530
Net change in unrealized appreciation (depreciation)			10,939
Net gain (loss)			157,709

Increase (decrease) in net assets from operations			$170,142

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,433	$5,977
Net realized gain (loss)		53,240	14,745
Realized gain distributions		93,530	16,065
Net change in unrealized appreciation (depreciation)		10,939	90,008

Increase (decrease) in net assets from operations		170,142	126,795

Contract owner transactions:
Proceeds from units sold		9,975	29,173
Cost of units redeemed		(327,454)	(121,911)
Account charges		(291)	(324)
Increase (decrease)		(317,770)	(93,062)
Net increase (decrease)		(147,628)	33,733
Net assets, beginning		1,203,344	1,169,611
Net assets, ending		$1,055,716	$1,203,344

Units sold		3,681	11,323
Units redeemed		(109,372)	(47,198)
Net increase (decrease)		(105,691)	(35,875)
Units outstanding, beginning		458,183	494,058
Units outstanding, ending		352,492	458,183

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,370,185
Cost of units redeemed/account charges			(22,715,731)
Net investment income (loss)			646,198
Net realized gain (loss)			1,505,351
Realized gain distributions			1,116,743
Net change in unrealized appreciation (depreciation)			132,970
Net assets			$1,055,716

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.87	215	$617	1.25%	15.9%	12/31/2025	$3.03	75	$228	1.00%	16.2%	12/31/2025	$3.20	0	$0	0.75%	16.5%
12/31/2024	2.48	226	559	1.25%	10.5%	12/31/2024	2.61	98	255	1.00%	10.8%	12/31/2024	2.75	0	0	0.75%	11.0%
12/31/2023	2.24	249	557	1.25%	15.7%	12/31/2023	2.35	103	243	1.00%	16.0%	12/31/2023	2.47	0	0	0.75%	16.3%
12/31/2022	1.94	441	855	1.25%	-17.8%	12/31/2022	2.03	104	211	1.00%	-17.6%	12/31/2022	2.13	0	0	0.75%	-17.4%
12/31/2021	2.36	669	1,575	1.25%	16.1%	12/31/2021	2.46	107	262	1.00%	16.4%	12/31/2021	2.57	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	62	$211	0.50%	16.8%	12/31/2025	$3.56	0	$0	0.25%	17.1%	12/31/2025	$3.76	0	$0	0.00%	17.4%
12/31/2024	2.89	135	389	0.50%	11.3%	12/31/2024	3.04	0	0	0.25%	11.6%	12/31/2024	3.20	0	0	0.00%	11.9%
12/31/2023	2.60	142	369	0.50%	16.6%	12/31/2023	2.73	0	0	0.25%	16.9%	12/31/2023	2.86	0	0	0.00%	17.2%
12/31/2022	2.23	142	317	0.50%	-17.2%	12/31/2022	2.33	0	0	0.25%	-17.0%	12/31/2022	2.44	0	0	0.00%	-16.8%
12/31/2021	2.69	143	384	0.50%	16.9%	12/31/2021	2.81	0	0	0.25%	17.2%	12/31/2021	2.94	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	1.5%
2023	1.3%
2022	0.8%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R1 Class - 06-664

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,020	$139,041	13,798
Receivables: investments sold	-
Payables: investments purchased	(104)
Net assets	$143,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,916	64,607	$2.23
Band 100	-	-	2.32
Band 75	-	-	2.43
Band 50	-	-	2.53
Band 25	-	-	2.64
Band 0	-	-	2.76
Total	$143,916	64,607

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,186
Mortality & expense charges			(2,279)
Net investment income (loss)			3,907

Gain (loss) on investments:
Net realized gain (loss)			2,435
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,282
Net gain (loss)			15,717

Increase (decrease) in net assets from operations			$19,624

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,907	$2,449
Net realized gain (loss)		2,435	(29,320)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,282	35,795

Increase (decrease) in net assets from operations		19,624	8,924

Contract owner transactions:
Proceeds from units sold		15,816	14,327
Cost of units redeemed		(62,665)	(210,264)
Account charges		(289)	(570)
Increase (decrease)		(47,138)	(196,507)
Net increase (decrease)		(27,514)	(187,583)
Net assets, beginning		171,430	359,013
Net assets, ending		$143,916	$171,430

Units sold		7,486	7,280
Units redeemed		(28,367)	(111,468)
Net increase (decrease)		(20,881)	(104,188)
Units outstanding, beginning		85,488	189,676
Units outstanding, ending		64,607	85,488

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,354,031
Cost of units redeemed/account charges			(10,580,141)
Net investment income (loss)			623,826
Net realized gain (loss)			1,587,654
Realized gain distributions			153,567
Net change in unrealized appreciation (depreciation)			4,979
Net assets			$143,916

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	65	$144	1.25%	11.1%	12/31/2025	$2.32	0	$0	1.00%	11.4%	12/31/2025	$2.43	0	$0	0.75%	11.6%
12/31/2024	2.01	85	171	1.25%	5.9%	12/31/2024	2.09	0	0	1.00%	6.2%	12/31/2024	2.17	0	0	0.75%	6.5%
12/31/2023	1.89	190	359	1.25%	9.9%	12/31/2023	1.97	0	0	1.00%	10.1%	12/31/2023	2.04	0	0	0.75%	10.4%
12/31/2022	1.72	214	369	1.25%	-16.0%	12/31/2022	1.78	0	0	1.00%	-15.7%	12/31/2022	1.85	0	0	0.75%	-15.5%
12/31/2021	2.05	223	458	1.25%	7.1%	12/31/2021	2.12	0	0	1.00%	7.4%	12/31/2021	2.19	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	11.9%	12/31/2025	$2.64	0	$0	0.25%	12.2%	12/31/2025	$2.76	0	$0	0.00%	12.5%
12/31/2024	2.26	0	0	0.50%	6.7%	12/31/2024	2.35	0	0	0.25%	7.0%	12/31/2024	2.45	0	0	0.00%	7.3%
12/31/2023	2.12	0	0	0.50%	10.7%	12/31/2023	2.20	0	0	0.25%	11.0%	12/31/2023	2.28	0	0	0.00%	11.2%
12/31/2022	1.91	0	0	0.50%	-15.3%	12/31/2022	1.98	0	0	0.25%	-15.1%	12/31/2022	2.05	0	0	0.00%	-14.9%
12/31/2021	2.26	0	0	0.50%	7.9%	12/31/2021	2.34	0	0	0.25%	8.2%	12/31/2021	2.41	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	1.8%
2023	1.6%
2022	2.5%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R5 Class - 06-660

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$622,217	$620,291	60,665
Receivables: investments sold	-
Payables: investments purchased	(398)
Net assets	$621,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$465,027	241,128	$1.93
Band 100	150,206	73,788	2.04
Band 75	-	-	2.15
Band 50	6,586	2,904	2.27
Band 25	-	-	2.39
Band 0	-	-	2.53
Total	$621,819	317,820

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,214
Mortality & expense charges			(6,763)
Net investment income (loss)			11,451

Gain (loss) on investments:
Net realized gain (loss)			(2,309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,186
Net gain (loss)			45,877

Increase (decrease) in net assets from operations			$57,328

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,451	$7,222
Net realized gain (loss)		(2,309)	(25,755)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,186	68,928

Increase (decrease) in net assets from operations		57,328	50,395

Contract owner transactions:
Proceeds from units sold		58,581	233
Cost of units redeemed		(35,561)	(365,018)
Account charges		(335)	(299)
Increase (decrease)		22,685	(365,084)
Net increase (decrease)		80,013	(314,689)
Net assets, beginning		541,806	856,495
Net assets, ending		$621,819	$541,806

Units sold		31,060	139
Units redeemed		(20,715)	(206,877)
Net increase (decrease)		10,345	(206,738)
Units outstanding, beginning		307,475	514,213
Units outstanding, ending		317,820	307,475

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,618,450
Cost of units redeemed/account charges			(13,389,860)
Net investment income (loss)			655,112
Net realized gain (loss)			15,492
Realized gain distributions			720,699
Net change in unrealized appreciation (depreciation)			1,926
Net assets			$621,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	241	$465	1.25%	10.5%	12/31/2025	$2.04	74	$150	1.00%	10.8%	12/31/2025	$2.15	0	$0	0.75%	11.0%
12/31/2024	1.75	260	454	1.25%	5.4%	12/31/2024	1.84	44	81	1.00%	5.6%	12/31/2024	1.94	0	0	0.75%	5.9%
12/31/2023	1.66	467	773	1.25%	9.3%	12/31/2023	1.74	44	76	1.00%	9.6%	12/31/2023	1.83	0	0	0.75%	9.8%
12/31/2022	1.52	469	711	1.25%	-16.4%	12/31/2022	1.59	44	70	1.00%	-16.2%	12/31/2022	1.66	0	0	0.75%	-15.9%
12/31/2021	1.81	571	1,035	1.25%	6.7%	12/31/2021	1.89	140	265	1.00%	6.9%	12/31/2021	1.98	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.27	3	$7	0.50%	11.3%	12/31/2025	$2.39	0	$0	0.25%	11.6%	12/31/2025	$2.53	0	$0	0.00%	11.9%
12/31/2024	2.04	3	7	0.50%	6.2%	12/31/2024	2.15	0	0	0.25%	6.4%	12/31/2024	2.26	0	0	0.00%	6.7%
12/31/2023	1.92	4	7	0.50%	10.1%	12/31/2023	2.02	0	0	0.25%	10.4%	12/31/2023	2.12	0	0	0.00%	10.7%
12/31/2022	1.74	4	6	0.50%	-15.7%	12/31/2022	1.83	0	0	0.25%	-15.5%	12/31/2022	1.91	0	0	0.00%	-15.3%
12/31/2021	2.07	4	8	0.50%	7.5%	12/31/2021	2.16	0	0	0.25%	7.7%	12/31/2021	2.26	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.5%
2023	1.3%
2022	1.9%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Short Duration Bond Fund S Class - 06-748

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,342	$233,597	12,622
Receivables: investments sold	356
Payables: investments purchased	-
Net assets	$238,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,698	178,595	$1.34
Band 100	-	-	1.39
Band 75	-	-	1.46
Band 50	-	-	1.52
Band 25	-	-	1.58
Band 0	-	-	1.65
Total	$238,698	178,595

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,252
Mortality & expense charges			(3,144)
Net investment income (loss)			9,108

Gain (loss) on investments:
Net realized gain (loss)			1,475
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			778
Net gain (loss)			2,253

Increase (decrease) in net assets from operations			$11,361

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,108	$7,892
Net realized gain (loss)		1,475	801
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		778	1,157

Increase (decrease) in net assets from operations		11,361	9,850

Contract owner transactions:
Proceeds from units sold		12,853	157,200
Cost of units redeemed		(86,268)	(107,458)
Account charges		(16)	(25)
Increase (decrease)		(73,431)	49,717
Net increase (decrease)		(62,070)	59,567
Net assets, beginning		300,768	241,201
Net assets, ending		$238,698	$300,768

Units sold		10,203	126,981
Units redeemed		(66,996)	(86,708)
Net increase (decrease)		(56,793)	40,273
Units outstanding, beginning		235,388	195,115
Units outstanding, ending		178,595	235,388

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,580,958
Cost of units redeemed/account charges			(4,401,970)
Net investment income (loss)			59,843
Net realized gain (loss)			(9,903)
Realized gain distributions			5,025
Net change in unrealized appreciation (depreciation)			4,745
Net assets			$238,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	179	$239	1.25%	4.6%	12/31/2025	$1.39	0	$0	1.00%	4.9%	12/31/2025	$1.46	0	$0	0.75%	5.1%
12/31/2024	1.28	235	301	1.25%	3.4%	12/31/2024	1.33	0	0	1.00%	3.6%	12/31/2024	1.38	0	0	0.75%	3.9%
12/31/2023	1.24	195	241	1.25%	3.8%	12/31/2023	1.28	0	0	1.00%	4.0%	12/31/2023	1.33	0	0	0.75%	4.3%
12/31/2022	1.19	185	221	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.9%	12/31/2022	1.28	0	0	0.75%	-5.7%
12/31/2021	1.27	197	250	1.25%	-2.0%	12/31/2021	1.31	0	0	1.00%	-1.7%	12/31/2021	1.35	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	5.4%	12/31/2025	$1.58	0	$0	0.25%	5.7%	12/31/2025	$1.65	0	$0	0.00%	5.9%
12/31/2024	1.44	0	0	0.50%	4.1%	12/31/2024	1.50	0	0	0.25%	4.4%	12/31/2024	1.56	0	0	0.00%	4.7%
12/31/2023	1.38	0	0	0.50%	4.5%	12/31/2023	1.44	0	0	0.25%	4.8%	12/31/2023	1.49	0	0	0.00%	5.1%
12/31/2022	1.32	0	0	0.50%	-5.4%	12/31/2022	1.37	0	0	0.25%	-5.2%	12/31/2022	1.42	0	0	0.00%	-5.0%
12/31/2021	1.40	0	0	0.50%	-1.2%	12/31/2021	1.45	0	0	0.25%	-1.0%	12/31/2021	1.49	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	4.3%
2023	2.8%
2022	0.8%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund S Class - 06-741 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.61
Band 75	-	-	1.68
Band 50	-	-	1.76
Band 25	-	-	1.83
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,284,325
Cost of units redeemed/account charges			(1,299,164)
Net investment income (loss)			(1,986)
Net realized gain (loss)			(10,514)
Realized gain distributions			27,339
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	1.25%	6.2%	12/31/2025	$1.61	0	$0	1.00%	6.4%	12/31/2025	$1.68	0	$0	0.75%	6.7%
12/31/2024	1.46	0	0	1.25%	-0.4%	12/31/2024	1.52	0	0	1.00%	-0.2%	12/31/2024	1.58	0	0	0.75%	0.1%
12/31/2023	1.46	0	0	1.25%	3.1%	12/31/2023	1.52	0	0	1.00%	3.3%	12/31/2023	1.58	0	0	0.75%	3.6%
12/31/2022	1.42	0	0	1.25%	-15.3%	12/31/2022	1.47	0	0	1.00%	-15.1%	12/31/2022	1.52	0	0	0.75%	-14.9%
12/31/2021	1.68	0	0	1.25%	-2.9%	12/31/2021	1.73	0	0	1.00%	-2.7%	12/31/2021	1.79	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	7.0%	12/31/2025	$1.83	0	$0	0.25%	7.2%	12/31/2025	$1.91	0	$0	0.00%	7.5%
12/31/2024	1.64	0	0	0.50%	0.3%	12/31/2024	1.71	0	0	0.25%	0.6%	12/31/2024	1.78	0	0	0.00%	0.8%
12/31/2023	1.64	0	0	0.50%	3.9%	12/31/2023	1.70	0	0	0.25%	4.1%	12/31/2023	1.77	0	0	0.00%	4.4%
12/31/2022	1.58	0	0	0.50%	-14.7%	12/31/2022	1.63	0	0	0.25%	-14.4%	12/31/2022	1.69	0	0	0.00%	-14.2%
12/31/2021	1.85	0	0	0.50%	-2.2%	12/31/2021	1.91	0	0	0.25%	-2.0%	12/31/2021	1.97	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Equity Income Fund S Class - 06-742

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,817	$328,197	12,982
Receivables: investments sold	-
Payables: investments purchased	(172)
Net assets	$296,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,645	50,706	$5.85
Band 100	-	-	6.10
Band 75	-	-	6.37
Band 50	-	-	6.65
Band 25	-	-	6.94
Band 0	-	-	7.24
Total	$296,645	50,706

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,755
Mortality & expense charges			(3,468)
Net investment income (loss)			3,287

Gain (loss) on investments:
Net realized gain (loss)			(406)
Realized gain distributions			32,458
Net change in unrealized appreciation (depreciation)			(943)
Net gain (loss)			31,109

Increase (decrease) in net assets from operations			$34,396

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,287	$1,672
Net realized gain (loss)		(406)	(40,596)
Realized gain distributions		32,458	30,008
Net change in unrealized appreciation (depreciation)		(943)	35,842

Increase (decrease) in net assets from operations		34,396	26,926

Contract owner transactions:
Proceeds from units sold		776	5,973
Cost of units redeemed		(1,945)	(210,580)
Account charges		(35)	(46)
Increase (decrease)		(1,204)	(204,653)
Net increase (decrease)		33,192	(177,727)
Net assets, beginning		263,453	441,180
Net assets, ending		$296,645	$263,453

Units sold		141	1,265
Units redeemed		(360)	(44,762)
Net increase (decrease)		(219)	(43,497)
Units outstanding, beginning		50,925	94,422
Units outstanding, ending		50,706	50,925

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$528,290
Cost of units redeemed/account charges			(549,284)
Net investment income (loss)			7,277
Net realized gain (loss)			13,646
Realized gain distributions			328,096
Net change in unrealized appreciation (depreciation)			(31,380)
Net assets			$296,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.85	51	$297	1.25%	13.1%	12/31/2025	$6.10	0	$0	1.00%	13.4%	12/31/2025	$6.37	0	$0	0.75%	13.7%
12/31/2024	5.17	51	263	1.25%	10.7%	12/31/2024	5.39	0	0	1.00%	11.0%	12/31/2024	5.61	0	0	0.75%	11.3%
12/31/2023	4.67	94	441	1.25%	10.9%	12/31/2023	4.85	0	0	1.00%	11.1%	12/31/2023	5.04	0	0	0.75%	11.4%
12/31/2022	4.22	92	386	1.25%	-10.0%	12/31/2022	4.37	0	0	1.00%	-9.8%	12/31/2022	4.52	0	0	0.75%	-9.5%
12/31/2021	4.68	53	248	1.25%	25.8%	12/31/2021	4.84	0	0	1.00%	26.1%	12/31/2021	5.00	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.65	0	$0	0.50%	13.9%	12/31/2025	$6.94	0	$0	0.25%	14.2%	12/31/2025	$7.24	0	$0	0.00%	14.5%
12/31/2024	5.83	0	0	0.50%	11.6%	12/31/2024	6.07	0	0	0.25%	11.8%	12/31/2024	6.32	0	0	0.00%	12.1%
12/31/2023	5.23	0	0	0.50%	11.7%	12/31/2023	5.43	0	0	0.25%	12.0%	12/31/2023	5.64	0	0	0.00%	12.2%
12/31/2022	4.68	0	0	0.50%	-9.3%	12/31/2022	4.85	0	0	0.25%	-9.1%	12/31/2022	5.02	0	0	0.00%	-8.9%
12/31/2021	5.16	0	0	0.50%	26.7%	12/31/2021	5.33	0	0	0.25%	27.1%	12/31/2021	5.51	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	1.4%
2023	1.7%
2022	1.7%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Sustainable Aware Eq S Class - 06-744

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,717	$5,911	131
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,715	938	$6.10
Band 100	-	-	6.36
Band 75	-	-	6.64
Band 50	-	-	6.93
Band 25	-	-	7.23
Band 0	-	-	7.54
Total	$5,715	938

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$54
Mortality & expense charges			(66)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			650
Net change in unrealized appreciation (depreciation)			(95)
Net gain (loss)			555

Increase (decrease) in net assets from operations			$543

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12)	$(37)
Net realized gain (loss)		-	53
Realized gain distributions		650	580
Net change in unrealized appreciation (depreciation)		(95)	77

Increase (decrease) in net assets from operations		543	673

Contract owner transactions:
Proceeds from units sold		177	161
Cost of units redeemed		-	(434)
Account charges		(6)	(7)
Increase (decrease)		171	(280)
Net increase (decrease)		714	393
Net assets, beginning		5,001	4,608
Net assets, ending		$5,715	$5,001

Units sold		31	30
Units redeemed		(1)	(78)
Net increase (decrease)		30	(48)
Units outstanding, beginning		908	956
Units outstanding, ending		938	908

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,454
Cost of units redeemed/account charges			(1,980)
Net investment income (loss)			(149)
Net realized gain (loss)			(184)
Realized gain distributions			3,768
Net change in unrealized appreciation (depreciation)			(194)
Net assets			$5,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.10	1	$6	1.25%	10.7%	12/31/2025	$6.36	0	$0	1.00%	10.9%	12/31/2025	$6.64	0	$0	0.75%	11.2%
12/31/2024	5.51	1	5	1.25%	14.3%	12/31/2024	5.73	0	0	1.00%	14.5%	12/31/2024	5.97	0	0	0.75%	14.8%
12/31/2023	4.82	1	5	1.25%	18.0%	12/31/2023	5.01	0	0	1.00%	18.3%	12/31/2023	5.20	0	0	0.75%	18.6%
12/31/2022	4.09	1	4	1.25%	-15.0%	12/31/2022	4.23	0	0	1.00%	-14.8%	12/31/2022	4.38	0	0	0.75%	-14.6%
12/31/2021	4.81	1	4	1.25%	24.0%	12/31/2021	4.96	0	0	1.00%	24.3%	12/31/2021	5.13	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.93	0	$0	0.50%	11.5%	12/31/2025	$7.23	0	$0	0.25%	11.8%	12/31/2025	$7.54	0	$0	0.00%	12.1%
12/31/2024	6.21	0	0	0.50%	15.1%	12/31/2024	6.47	0	0	0.25%	15.4%	12/31/2024	6.73	0	0	0.00%	15.7%
12/31/2023	5.40	0	0	0.50%	18.9%	12/31/2023	5.60	0	0	0.25%	19.2%	12/31/2023	5.82	0	0	0.00%	19.5%
12/31/2022	4.54	0	0	0.50%	-14.4%	12/31/2022	4.70	0	0	0.25%	-14.1%	12/31/2022	4.87	0	0	0.00%	-13.9%
12/31/2021	5.30	0	0	0.50%	24.9%	12/31/2021	5.47	0	0	0.25%	25.2%	12/31/2021	5.66	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.5%
2023	0.7%
2022	0.5%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund S Class - 06-749

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,634	$126,884	4,710
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$120,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,724	23,622	$5.11
Band 100	-	-	5.33
Band 75	-	-	5.57
Band 50	-	-	5.81
Band 25	-	-	6.06
Band 0	-	-	6.32
Total	$120,724	23,622

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,338
Mortality & expense charges			(1,402)
Net investment income (loss)			(64)

Gain (loss) on investments:
Net realized gain (loss)			(513)
Realized gain distributions			7,691
Net change in unrealized appreciation (depreciation)			1,107
Net gain (loss)			8,285

Increase (decrease) in net assets from operations			$8,221

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(64)	$367
Net realized gain (loss)		(513)	(5,160)
Realized gain distributions		7,691	11,230
Net change in unrealized appreciation (depreciation)		1,107	(215)

Increase (decrease) in net assets from operations		8,221	6,222

Contract owner transactions:
Proceeds from units sold		4,965	8,576
Cost of units redeemed		(7,042)	(46,213)
Account charges		(51)	(51)
Increase (decrease)		(2,128)	(37,688)
Net increase (decrease)		6,093	(31,466)
Net assets, beginning		114,631	146,097
Net assets, ending		$120,724	$114,631

Units sold		1,039	1,808
Units redeemed		(1,499)	(10,653)
Net increase (decrease)		(460)	(8,845)
Units outstanding, beginning		24,082	32,927
Units outstanding, ending		23,622	24,082

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,335,938
Cost of units redeemed/account charges			(1,290,017)
Net investment income (loss)			(12,677)
Net realized gain (loss)			(63,927)
Realized gain distributions			157,657
Net change in unrealized appreciation (depreciation)			(6,250)
Net assets			$120,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.11	24	$121	1.25%	7.4%	12/31/2025	$5.33	0	$0	1.00%	7.6%	12/31/2025	$5.57	0	$0	0.75%	7.9%
12/31/2024	4.76	24	115	1.25%	7.3%	12/31/2024	4.95	0	0	1.00%	7.6%	12/31/2024	5.16	0	0	0.75%	7.8%
12/31/2023	4.44	33	146	1.25%	12.1%	12/31/2023	4.61	0	0	1.00%	12.4%	12/31/2023	4.78	0	0	0.75%	12.7%
12/31/2022	3.96	34	136	1.25%	-17.3%	12/31/2022	4.10	0	0	1.00%	-17.1%	12/31/2022	4.24	0	0	0.75%	-16.8%
12/31/2021	4.78	35	167	1.25%	24.3%	12/31/2021	4.94	0	0	1.00%	24.6%	12/31/2021	5.10	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.81	0	$0	0.50%	8.2%	12/31/2025	$6.06	0	$0	0.25%	8.4%	12/31/2025	$6.32	0	$0	0.00%	8.7%
12/31/2024	5.37	0	0	0.50%	8.1%	12/31/2024	5.59	0	0	0.25%	8.4%	12/31/2024	5.82	0	0	0.00%	8.6%
12/31/2023	4.97	0	0	0.50%	13.0%	12/31/2023	5.16	0	0	0.25%	13.2%	12/31/2023	5.35	0	0	0.00%	13.5%
12/31/2022	4.40	0	0	0.50%	-16.6%	12/31/2022	4.55	0	0	0.25%	-16.4%	12/31/2022	4.72	0	0	0.00%	-16.2%
12/31/2021	5.27	0	0	0.50%	25.2%	12/31/2021	5.45	0	0	0.25%	25.5%	12/31/2021	5.63	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.4%
2023	0.5%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	0	$0	1.25%	32.5%	12/31/2025	$1.42	0	$0	1.00%	32.9%	12/31/2025	$1.45	0	$0	0.75%	33.2%
12/31/2024	1.05	0	0	1.25%	7.0%	12/31/2024	1.07	0	0	1.00%	7.3%	12/31/2024	1.09	0	0	0.75%	7.6%
12/31/2023	0.98	0	0	1.25%	7.2%	12/31/2023	0.99	0	0	1.00%	7.5%	12/31/2023	1.01	0	0	0.75%	7.7%
12/31/2022	0.91	0	0	1.25%	-23.5%	12/31/2022	0.92	0	0	1.00%	-23.3%	12/31/2022	0.94	0	0	0.75%	-23.1%
12/31/2021	1.19	0	0	1.25%	-0.3%	12/31/2021	1.21	0	0	1.00%	-0.1%	12/31/2021	1.22	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	33.5%	12/31/2025	$1.51	0	$0	0.25%	33.9%	12/31/2025	$1.54	0	$0	0.00%	34.2%
12/31/2024	1.11	0	0	0.50%	7.8%	12/31/2024	1.13	0	0	0.25%	8.1%	12/31/2024	1.15	0	0	0.00%	8.4%
12/31/2023	1.03	0	0	0.50%	8.0%	12/31/2023	1.04	0	0	0.25%	8.3%	12/31/2023	1.06	0	0	0.00%	8.5%
12/31/2022	0.95	0	0	0.50%	-22.9%	12/31/2022	0.96	0	0	0.25%	-22.7%	12/31/2022	0.98	0	0	0.00%	-22.5%
12/31/2021	1.23	0	0	0.50%	0.4%	12/31/2021	1.25	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	6.1%	12/31/2025	$1.06	0	$0	1.00%	6.4%	12/31/2025	$1.08	0	$0	0.75%	6.7%
12/31/2024	0.97	0	0	1.25%	0.2%	12/31/2024	0.99	0	0	1.00%	0.5%	12/31/2024	1.01	0	0	0.75%	0.7%
12/31/2023	0.97	0	0	1.25%	3.9%	12/31/2023	0.99	0	0	1.00%	4.1%	12/31/2023	1.00	0	0	0.75%	4.4%
12/31/2022	0.93	0	0	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.6%	12/31/2022	0.96	0	0	0.75%	-15.4%
12/31/2021	1.11	0	0	1.25%	-2.4%	12/31/2021	1.12	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	6.9%	12/31/2025	$1.12	0	$0	0.25%	7.2%	12/31/2025	$1.15	0	$0	0.00%	7.5%
12/31/2024	1.03	0	0	0.50%	1.0%	12/31/2024	1.05	0	0	0.25%	1.2%	12/31/2024	1.07	0	0	0.00%	1.5%
12/31/2023	1.02	0	0	0.50%	4.7%	12/31/2023	1.04	0	0	0.25%	4.9%	12/31/2023	1.05	0	0	0.00%	5.2%
12/31/2022	0.97	0	0	0.50%	-15.2%	12/31/2022	0.99	0	0	0.25%	-15.0%	12/31/2022	1.00	0	0	0.00%	-14.8%
12/31/2021	1.15	0	0	0.50%	-1.7%	12/31/2021	1.16	0	0	0.25%	-1.4%	12/31/2021	1.18	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	6.3%	12/31/2025	$1.05	0	$0	1.00%	6.6%	12/31/2025	$1.07	0	$0	0.75%	6.8%
12/31/2024	0.97	0	0	1.25%	-0.3%	12/31/2024	0.99	0	0	1.00%	0.0%	12/31/2024	1.01	0	0	0.75%	0.2%
12/31/2023	0.97	0	0	1.25%	3.1%	12/31/2023	0.99	0	0	1.00%	3.4%	12/31/2023	1.00	0	0	0.75%	3.6%
12/31/2022	0.94	0	0	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	0	0	1.25%	-2.8%	12/31/2021	1.12	0	0	1.00%	-2.5%	12/31/2021	1.14	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	0	$0	0.50%	7.1%	12/31/2025	$1.12	0	$0	0.25%	7.4%	12/31/2025	$1.14	0	$0	0.00%	7.6%
12/31/2024	1.02	0	0	0.50%	0.5%	12/31/2024	1.04	0	0	0.25%	0.7%	12/31/2024	1.06	0	0	0.00%	1.0%
12/31/2023	1.02	0	0	0.50%	3.9%	12/31/2023	1.04	0	0	0.25%	4.1%	12/31/2023	1.05	0	0	0.00%	4.4%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.3%	12/31/2022	1.01	0	0	0.00%	-14.1%
12/31/2021	1.15	0	0	0.50%	-2.1%	12/31/2021	1.16	0	0	0.25%	-1.8%	12/31/2021	1.17	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,682	$31,029	1,151
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$29,503

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,503	16,890	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$29,503	16,890

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$355
Mortality & expense charges			(355)
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(347)
Realized gain distributions			1,887
Net change in unrealized appreciation (depreciation)			712
Net gain (loss)			2,252

Increase (decrease) in net assets from operations			$2,252

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(390)
Net realized gain (loss)		(347)	764
Realized gain distributions		1,887	2,764
Net change in unrealized appreciation (depreciation)		712	2,779

Increase (decrease) in net assets from operations		2,252	5,917

Contract owner transactions:
Proceeds from units sold		3,073	23,505
Cost of units redeemed		(3,890)	(73,054)
Account charges		-	(7)
Increase (decrease)		(817)	(49,556)
Net increase (decrease)		1,435	(43,639)
Net assets, beginning		28,068	71,707
Net assets, ending		$29,503	$28,068

Units sold		2,001	14,935
Units redeemed		(2,393)	(45,074)
Net increase (decrease)		(392)	(30,139)
Units outstanding, beginning		17,282	47,421
Units outstanding, ending		16,890	17,282

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$483,879
Cost of units redeemed/account charges			(480,068)
Net investment income (loss)			(2,972)
Net realized gain (loss)			(59,391)
Realized gain distributions			89,402
Net change in unrealized appreciation (depreciation)			(1,347)
Net assets			$29,503

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	17	$30	1.25%	7.6%	12/31/2025	$1.78	0	$0	1.00%	7.8%	12/31/2025	$1.82	0	$0	0.75%	8.1%
12/31/2024	1.62	17	28	1.25%	7.4%	12/31/2024	1.66	0	0	1.00%	7.7%	12/31/2024	1.69	0	0	0.75%	7.9%
12/31/2023	1.51	47	72	1.25%	12.3%	12/31/2023	1.54	0	0	1.00%	12.6%	12/31/2023	1.56	0	0	0.75%	12.8%
12/31/2022	1.35	67	90	1.25%	-17.2%	12/31/2022	1.37	0	0	1.00%	-17.0%	12/31/2022	1.38	0	0	0.75%	-16.8%
12/31/2021	1.63	59	96	1.25%	24.5%	12/31/2021	1.64	0	0	1.00%	24.8%	12/31/2021	1.66	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.86	0	$0	0.50%	8.4%	12/31/2025	$1.90	0	$0	0.25%	8.6%	12/31/2025	$1.94	0	$0	0.00%	8.9%
12/31/2024	1.72	0	0	0.50%	8.2%	12/31/2024	1.75	0	0	0.25%	8.5%	12/31/2024	1.78	0	0	0.00%	8.8%
12/31/2023	1.59	0	0	0.50%	13.1%	12/31/2023	1.61	0	0	0.25%	13.4%	12/31/2023	1.64	0	0	0.00%	13.7%
12/31/2022	1.40	0	0	0.50%	-16.6%	12/31/2022	1.42	0	0	0.25%	-16.3%	12/31/2022	1.44	0	0	0.00%	-16.1%
12/31/2021	1.68	0	0	0.50%	25.4%	12/31/2021	1.70	0	0	0.25%	25.7%	12/31/2021	1.72	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.0%
2023	0.6%
2022	0.7%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund S Class - 06-747

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,389	$1,125	66
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,389	499	$2.78
Band 100	-	-	2.91
Band 75	-	-	3.03
Band 50	-	-	3.16
Band 25	-	-	3.30
Band 0	-	-	3.45
Total	$1,389	499

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26
Mortality & expense charges			(12)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			260
Net gain (loss)			263

Increase (decrease) in net assets from operations			$277

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$10
Net realized gain (loss)		3	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		260	3

Increase (decrease) in net assets from operations		277	13

Contract owner transactions:
Proceeds from units sold		517	462
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		516	462
Net increase (decrease)		793	475
Net assets, beginning		596	121
Net assets, ending		$1,389	$596

Units sold		226	222
Units redeemed		(10)	-
Net increase (decrease)		216	222
Units outstanding, beginning		283	61
Units outstanding, ending		499	283

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,927,357
Cost of units redeemed/account charges			(1,987,262)
Net investment income (loss)			(8,671)
Net realized gain (loss)			44,304
Realized gain distributions			25,397
Net change in unrealized appreciation (depreciation)			264
Net assets			$1,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.78	0	$1	1.25%	32.3%	12/31/2025	$2.91	0	$0	1.00%	32.7%	12/31/2025	$3.03	0	$0	0.75%	33.0%
12/31/2024	2.10	0	1	1.25%	6.9%	12/31/2024	2.19	0	0	1.00%	7.1%	12/31/2024	2.28	0	0	0.75%	7.4%
12/31/2023	1.97	0	0	1.25%	7.0%	12/31/2023	2.04	0	0	1.00%	7.3%	12/31/2023	2.12	0	0	0.75%	7.6%
12/31/2022	1.84	7	13	1.25%	-23.6%	12/31/2022	1.91	0	0	1.00%	-23.4%	12/31/2022	1.97	0	0	0.75%	-23.2%
12/31/2021	2.41	7	16	1.25%	-0.4%	12/31/2021	2.49	0	0	1.00%	-0.2%	12/31/2021	2.57	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	0	$0	0.50%	33.3%	12/31/2025	$3.30	0	$0	0.25%	33.7%	12/31/2025	$3.45	0	$0	0.00%	34.0%
12/31/2024	2.37	0	0	0.50%	7.7%	12/31/2024	2.47	0	0	0.25%	7.9%	12/31/2024	2.57	0	0	0.00%	8.2%
12/31/2023	2.20	0	0	0.50%	7.8%	12/31/2023	2.29	0	0	0.25%	8.1%	12/31/2023	2.38	0	0	0.00%	8.4%
12/31/2022	2.04	0	0	0.50%	-23.0%	12/31/2022	2.12	0	0	0.25%	-22.8%	12/31/2022	2.19	0	0	0.00%	-22.6%
12/31/2021	2.65	0	0	0.50%	0.3%	12/31/2021	2.74	0	0	0.25%	0.6%	12/31/2021	2.83	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	3.9%
2023	0.0%
2022	1.9%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Equity Fund S Class - 06-736 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$5.38
Band 100	-	-	5.61
Band 75	-	-	5.85
Band 50	-	-	6.11
Band 25	-	-	6.37
Band 0	-	-	6.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,333
Cost of units redeemed/account charges			(8,781)
Net investment income (loss)			43
Net realized gain (loss)			(705)
Realized gain distributions			2,110
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.38	0	$0	1.25%	19.7%	12/31/2025	$5.61	0	$0	1.00%	20.0%	12/31/2025	$5.85	0	$0	0.75%	20.3%
12/31/2024	4.49	0	0	1.25%	14.4%	12/31/2024	4.67	0	0	1.00%	14.7%	12/31/2024	4.87	0	0	0.75%	15.0%
12/31/2023	3.92	0	0	1.25%	20.9%	12/31/2023	4.07	0	0	1.00%	21.2%	12/31/2023	4.23	0	0	0.75%	21.5%
12/31/2022	3.25	0	0	1.25%	-17.6%	12/31/2022	3.36	0	0	1.00%	-17.4%	12/31/2022	3.48	0	0	0.75%	-17.2%
12/31/2021	3.94	1	3	1.25%	21.1%	12/31/2021	4.07	0	0	1.00%	21.4%	12/31/2021	4.20	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.11	0	$0	0.50%	20.6%	12/31/2025	$6.37	0	$0	0.25%	20.9%	12/31/2025	$6.65	0	$0	0.00%	21.2%
12/31/2024	5.06	0	0	0.50%	15.3%	12/31/2024	5.27	0	0	0.25%	15.6%	12/31/2024	5.49	0	0	0.00%	15.9%
12/31/2023	4.39	0	0	0.50%	21.8%	12/31/2023	4.56	0	0	0.25%	22.1%	12/31/2023	4.74	0	0	0.00%	22.4%
12/31/2022	3.61	0	0	0.50%	-17.0%	12/31/2022	3.73	0	0	0.25%	-16.8%	12/31/2022	3.87	0	0	0.00%	-16.6%
12/31/2021	4.34	0	0	0.50%	22.0%	12/31/2021	4.49	0	0	0.25%	22.3%	12/31/2021	4.64	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund R6 Class - 06-FFM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,449	$114,816	4,114
Receivables: investments sold	3,676
Payables: investments purchased	-
Net assets	$124,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,125	101,248	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$124,125	101,248

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,483
Mortality & expense charges			(2,362)
Net investment income (loss)			3,121

Gain (loss) on investments:
Net realized gain (loss)			10,110
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,335
Net gain (loss)			12,445

Increase (decrease) in net assets from operations			$15,566

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,121	$4,550
Net realized gain (loss)		10,110	835
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,335	(6,883)

Increase (decrease) in net assets from operations		15,566	(1,498)

Contract owner transactions:
Proceeds from units sold		27,137	64,907
Cost of units redeemed		(180,811)	(74,437)
Account charges		(34)	(38)
Increase (decrease)		(153,708)	(9,568)
Net increase (decrease)		(138,142)	(11,066)
Net assets, beginning		262,267	273,333
Net assets, ending		$124,125	$262,267

Units sold		22,740	56,845
Units redeemed		(150,858)	(66,610)
Net increase (decrease)		(128,118)	(9,765)
Units outstanding, beginning		229,366	239,131
Units outstanding, ending		101,248	229,366

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$886,581
Cost of units redeemed/account charges			(838,785)
Net investment income (loss)			36,278
Net realized gain (loss)			21,236
Realized gain distributions			13,182
Net change in unrealized appreciation (depreciation)			5,633
Net assets			$124,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	101	$124	1.25%	7.2%	12/31/2025	$1.25	0	$0	1.00%	7.5%	12/31/2025	$1.28	0	$0	0.75%	7.8%
12/31/2024	1.14	229	262	1.25%	0.0%	12/31/2024	1.17	0	0	1.00%	0.3%	12/31/2024	1.19	0	0	0.75%	0.5%
12/31/2023	1.14	239	273	1.25%	9.1%	12/31/2023	1.16	0	0	1.00%	9.4%	12/31/2023	1.18	0	0	0.75%	9.7%
12/31/2022	1.05	338	354	1.25%	-27.8%	12/31/2022	1.06	0	0	1.00%	-27.6%	12/31/2022	1.08	0	0	0.75%	-27.4%
12/31/2021	1.45	228	331	1.25%	25.4%	12/31/2021	1.47	0	0	1.00%	25.8%	12/31/2021	1.49	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	8.0%	12/31/2025	$1.34	0	$0	0.25%	8.3%	12/31/2025	$1.37	0	$0	0.00%	8.6%
12/31/2024	1.21	0	0	0.50%	0.8%	12/31/2024	1.24	0	0	0.25%	1.0%	12/31/2024	1.26	0	0	0.00%	1.3%
12/31/2023	1.21	0	0	0.50%	9.9%	12/31/2023	1.23	0	0	0.25%	10.2%	12/31/2023	1.25	0	0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-27.2%	12/31/2022	1.11	0	0	0.25%	-27.0%	12/31/2022	1.13	0	0	0.00%	-26.9%
12/31/2021	1.51	0	0	0.50%	26.4%	12/31/2021	1.53	0	0	0.25%	26.7%	12/31/2021	1.55	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.9%
2023	2.1%
2022	1.8%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2025 Fund K Class - 06-3TV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,168,603	$4,790,796	405,622
Receivables: investments sold	7,134
Payables: investments purchased	-
Net assets	$5,175,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,175,737	3,331,094	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$5,175,737	3,331,094

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$172,235
Mortality & expense charges			(60,521)
Net investment income (loss)			111,714

Gain (loss) on investments:
Net realized gain (loss)			34,235
Realized gain distributions			124,776
Net change in unrealized appreciation (depreciation)			271,554
Net gain (loss)			430,565

Increase (decrease) in net assets from operations			$542,279

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,714	$92,964
Net realized gain (loss)		34,235	39,146
Realized gain distributions		124,776	137,977
Net change in unrealized appreciation (depreciation)		271,554	49,859

Increase (decrease) in net assets from operations		542,279	319,946

Contract owner transactions:
Proceeds from units sold		531,495	581,240
Cost of units redeemed		(426,783)	(559,367)
Account charges		(7,682)	(7,228)
Increase (decrease)		97,030	14,645
Net increase (decrease)		639,309	334,591
Net assets, beginning		4,536,428	4,201,837
Net assets, ending		$5,175,737	$4,536,428

Units sold		367,289	432,352
Units redeemed		(299,387)	(420,193)
Net increase (decrease)		67,902	12,159
Units outstanding, beginning		3,263,192	3,251,033
Units outstanding, ending		3,331,094	3,263,192

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,088,789
Cost of units redeemed/account charges			(1,158,024)
Net investment income (loss)			355,431
Net realized gain (loss)			67,785
Realized gain distributions			443,949
Net change in unrealized appreciation (depreciation)			377,807
Net assets			$5,175,737

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	3,331	$5,176	1.25%	11.8%	12/31/2025	$1.58	0	$0	1.00%	12.0%	12/31/2025	$1.61	0	$0	0.75%	12.3%
12/31/2024	1.39	3,263	4,536	1.25%	7.6%	12/31/2024	1.41	0	0	1.00%	7.8%	12/31/2024	1.43	0	0	0.75%	8.1%
12/31/2023	1.29	3,251	4,202	1.25%	12.3%	12/31/2023	1.31	0	0	1.00%	12.5%	12/31/2023	1.32	0	0	0.75%	12.8%
12/31/2022	1.15	2,940	3,385	1.25%	-16.4%	12/31/2022	1.16	0	0	1.00%	-16.2%	12/31/2022	1.17	0	0	0.75%	-16.0%
12/31/2021	1.38	0	0	1.25%	9.4%	12/31/2021	1.39	0	0	1.00%	9.7%	12/31/2021	1.40	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	12.6%	12/31/2025	$1.66	0	$0	0.25%	12.9%	12/31/2025	$1.69	0	$0	0.00%	13.2%
12/31/2024	1.45	0	0	0.50%	8.4%	12/31/2024	1.47	0	0	0.25%	8.6%	12/31/2024	1.50	0	0	0.00%	8.9%
12/31/2023	1.34	0	0	0.50%	13.1%	12/31/2023	1.36	0	0	0.25%	13.4%	12/31/2023	1.37	0	0	0.00%	13.7%
12/31/2022	1.18	0	0	0.50%	-15.8%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.21	0	0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	10.3%	12/31/2021	1.42	0	0	0.25%	10.5%	12/31/2021	1.43	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	3.4%
2023	3.3%
2022	5.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2030 Fund K Class - 06-3TW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,286,920	$2,905,261	234,097
Receivables: investments sold	6,830
Payables: investments purchased	-
Net assets	$3,293,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,293,750	1,977,361	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$3,293,750	1,977,361

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$97,828
Mortality & expense charges			(37,069)
Net investment income (loss)			60,759

Gain (loss) on investments:
Net realized gain (loss)			24,943
Realized gain distributions			115,293
Net change in unrealized appreciation (depreciation)			209,971
Net gain (loss)			350,207

Increase (decrease) in net assets from operations			$410,966

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,759	$45,071
Net realized gain (loss)		24,943	40,511
Realized gain distributions		115,293	77,828
Net change in unrealized appreciation (depreciation)		209,971	45,820

Increase (decrease) in net assets from operations		410,966	209,230

Contract owner transactions:
Proceeds from units sold		448,754	415,107
Cost of units redeemed		(184,949)	(307,269)
Account charges		(3,355)	(3,093)
Increase (decrease)		260,450	104,745
Net increase (decrease)		671,416	313,975
Net assets, beginning		2,622,334	2,308,359
Net assets, ending		$3,293,750	$2,622,334

Units sold		293,673	296,008
Units redeemed		(122,221)	(216,507)
Net increase (decrease)		171,452	79,501
Units outstanding, beginning		1,805,909	1,726,408
Units outstanding, ending		1,977,361	1,805,909

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,187,049
Cost of units redeemed/account charges			(800,890)
Net investment income (loss)			175,796
Net realized gain (loss)			62,790
Realized gain distributions			287,346
Net change in unrealized appreciation (depreciation)			381,659
Net assets			$3,293,750

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	1,977	$3,294	1.25%	14.7%	12/31/2025	$1.69	0	$0	1.00%	15.0%	12/31/2025	$1.72	0	$0	0.75%	15.3%
12/31/2024	1.45	1,806	2,622	1.25%	8.6%	12/31/2024	1.47	0	0	1.00%	8.9%	12/31/2024	1.50	0	0	0.75%	9.1%
12/31/2023	1.34	1,726	2,308	1.25%	14.3%	12/31/2023	1.35	0	0	1.00%	14.6%	12/31/2023	1.37	0	0	0.75%	14.9%
12/31/2022	1.17	1,673	1,957	1.25%	-18.0%	12/31/2022	1.18	0	0	1.00%	-17.8%	12/31/2022	1.19	0	0	0.75%	-17.6%
12/31/2021	1.43	0	0	1.25%	10.0%	12/31/2021	1.44	0	0	1.00%	10.3%	12/31/2021	1.45	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	15.6%	12/31/2025	$1.78	0	$0	0.25%	15.9%	12/31/2025	$1.81	0	$0	0.00%	16.2%
12/31/2024	1.52	0	0	0.50%	9.4%	12/31/2024	1.54	0	0	0.25%	9.7%	12/31/2024	1.56	0	0	0.00%	10.0%
12/31/2023	1.39	0	0	0.50%	15.2%	12/31/2023	1.40	0	0	0.25%	15.5%	12/31/2023	1.42	0	0	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-17.4%	12/31/2022	1.22	0	0	0.25%	-17.2%	12/31/2022	1.23	0	0	0.00%	-17.0%
12/31/2021	1.46	0	0	0.50%	10.8%	12/31/2021	1.47	0	0	0.25%	11.1%	12/31/2021	1.48	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.1%
2023	2.9%
2022	4.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2040 Fund K Class - 06-3TY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,799,513	$2,342,484	171,424
Receivables: investments sold	-
Payables: investments purchased	(72,156)
Net assets	$2,727,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,727,357	1,521,370	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$2,727,357	1,521,370

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$70,965
Mortality & expense charges			(30,702)
Net investment income (loss)			40,263

Gain (loss) on investments:
Net realized gain (loss)			14,007
Realized gain distributions			116,783
Net change in unrealized appreciation (depreciation)			233,414
Net gain (loss)			364,204

Increase (decrease) in net assets from operations			$404,467

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,263	$30,199
Net realized gain (loss)		14,007	3,785
Realized gain distributions		116,783	49,903
Net change in unrealized appreciation (depreciation)		233,414	97,907

Increase (decrease) in net assets from operations		404,467	181,794

Contract owner transactions:
Proceeds from units sold		283,417	311,802
Cost of units redeemed		(147,604)	(14,994)
Account charges		(2,872)	(2,338)
Increase (decrease)		132,941	294,470
Net increase (decrease)		537,408	476,264
Net assets, beginning		2,189,949	1,713,685
Net assets, ending		$2,727,357	$2,189,949

Units sold		174,044	212,942
Units redeemed		(90,951)	(12,848)
Net increase (decrease)		83,093	200,094
Units outstanding, beginning		1,438,277	1,238,183
Units outstanding, ending		1,521,370	1,438,277

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,143,127
Cost of units redeemed/account charges			(231,625)
Net investment income (loss)			107,423
Net realized gain (loss)			15,673
Realized gain distributions			235,730
Net change in unrealized appreciation (depreciation)			457,029
Net assets			$2,727,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	1,521	$2,727	1.25%	17.7%	12/31/2025	$1.82	0	$0	1.00%	18.0%	12/31/2025	$1.86	0	$0	0.75%	18.3%
12/31/2024	1.52	1,438	2,190	1.25%	10.0%	12/31/2024	1.55	0	0	1.00%	10.3%	12/31/2024	1.57	0	0	0.75%	10.6%
12/31/2023	1.38	1,238	1,714	1.25%	16.4%	12/31/2023	1.40	0	0	1.00%	16.7%	12/31/2023	1.42	0	0	0.75%	16.9%
12/31/2022	1.19	1,104	1,313	1.25%	-19.4%	12/31/2022	1.20	0	0	1.00%	-19.2%	12/31/2022	1.21	0	0	0.75%	-19.0%
12/31/2021	1.48	0	0	1.25%	11.7%	12/31/2021	1.49	0	0	1.00%	12.0%	12/31/2021	1.50	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	18.6%	12/31/2025	$1.92	0	$0	0.25%	18.9%	12/31/2025	$1.95	0	$0	0.00%	19.2%
12/31/2024	1.59	0	0	0.50%	10.8%	12/31/2024	1.61	0	0	0.25%	11.1%	12/31/2024	1.64	0	0	0.00%	11.4%
12/31/2023	1.44	0	0	0.50%	17.2%	12/31/2023	1.45	0	0	0.25%	17.5%	12/31/2023	1.47	0	0	0.00%	17.8%
12/31/2022	1.22	0	0	0.50%	-18.8%	12/31/2022	1.24	0	0	0.25%	-18.6%	12/31/2022	1.25	0	0	0.00%	-18.4%
12/31/2021	1.51	0	0	0.50%	12.6%	12/31/2021	1.52	0	0	0.25%	12.9%	12/31/2021	1.53	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.8%
2023	2.6%
2022	3.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2045 Fund K Class - 06-3V3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,528,736	$2,909,978	211,181
Receivables: investments sold	2,213
Payables: investments purchased	-
Net assets	$3,530,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,530,949	1,917,389	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$3,530,949	1,917,389

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$84,027
Mortality & expense charges			(39,038)
Net investment income (loss)			44,989

Gain (loss) on investments:
Net realized gain (loss)			51,106
Realized gain distributions			137,725
Net change in unrealized appreciation (depreciation)			307,488
Net gain (loss)			496,319

Increase (decrease) in net assets from operations			$541,308

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,989	$32,811
Net realized gain (loss)		51,106	39,374
Realized gain distributions		137,725	61,428
Net change in unrealized appreciation (depreciation)		307,488	97,633

Increase (decrease) in net assets from operations		541,308	231,246

Contract owner transactions:
Proceeds from units sold		633,989	426,789
Cost of units redeemed		(257,165)	(149,719)
Account charges		(1,927)	(1,412)
Increase (decrease)		374,897	275,658
Net increase (decrease)		916,205	506,904
Net assets, beginning		2,614,744	2,107,840
Net assets, ending		$3,530,949	$2,614,744

Units sold		385,752	286,522
Units redeemed		(153,664)	(103,842)
Net increase (decrease)		232,088	182,680
Units outstanding, beginning		1,685,301	1,502,621
Units outstanding, ending		1,917,389	1,685,301

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,013,066
Cost of units redeemed/account charges			(591,079)
Net investment income (loss)			123,154
Net realized gain (loss)			95,406
Realized gain distributions			271,644
Net change in unrealized appreciation (depreciation)			618,758
Net assets			$3,530,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	1,917	$3,531	1.25%	18.7%	12/31/2025	$1.87	0	$0	1.00%	19.0%	12/31/2025	$1.91	0	$0	0.75%	19.3%
12/31/2024	1.55	1,685	2,615	1.25%	10.6%	12/31/2024	1.57	0	0	1.00%	10.9%	12/31/2024	1.60	0	0	0.75%	11.2%
12/31/2023	1.40	1,503	2,108	1.25%	17.1%	12/31/2023	1.42	0	0	1.00%	17.4%	12/31/2023	1.44	0	0	0.75%	17.7%
12/31/2022	1.20	1,072	1,284	1.25%	-19.8%	12/31/2022	1.21	0	0	1.00%	-19.6%	12/31/2022	1.22	0	0	0.75%	-19.4%
12/31/2021	1.49	0	0	1.25%	12.4%	12/31/2021	1.50	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	19.6%	12/31/2025	$1.97	0	$0	0.25%	19.9%	12/31/2025	$2.01	0	$0	0.00%	20.2%
12/31/2024	1.62	0	0	0.50%	11.4%	12/31/2024	1.65	0	0	0.25%	11.7%	12/31/2024	1.67	0	0	0.00%	12.0%
12/31/2023	1.45	0	0	0.50%	18.0%	12/31/2023	1.47	0	0	0.25%	18.3%	12/31/2023	1.49	0	0	0.00%	18.6%
12/31/2022	1.23	0	0	0.50%	-19.2%	12/31/2022	1.25	0	0	0.25%	-19.0%	12/31/2022	1.26	0	0	0.00%	-18.7%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.54	0	0	0.25%	13.5%	12/31/2021	1.55	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.7%
2023	2.9%
2022	3.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2050 Fund K Class - 06-3V4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,936,399	$2,393,966	171,806
Receivables: investments sold	6,638
Payables: investments purchased	-
Net assets	$2,943,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,943,037	1,561,108	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$2,943,037	1,561,108

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$67,366
Mortality & expense charges			(31,984)
Net investment income (loss)			35,382

Gain (loss) on investments:
Net realized gain (loss)			63,830
Realized gain distributions			100,670
Net change in unrealized appreciation (depreciation)			261,460
Net gain (loss)			425,960

Increase (decrease) in net assets from operations			$461,342

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,382	$27,647
Net realized gain (loss)		63,830	11,696
Realized gain distributions		100,670	47,618
Net change in unrealized appreciation (depreciation)		261,460	106,296

Increase (decrease) in net assets from operations		461,342	193,257

Contract owner transactions:
Proceeds from units sold		559,613	467,358
Cost of units redeemed		(286,992)	(59,656)
Account charges		(1,971)	(1,108)
Increase (decrease)		270,650	406,594
Net increase (decrease)		731,992	599,851
Net assets, beginning		2,211,045	1,611,194
Net assets, ending		$2,943,037	$2,211,045

Units sold		325,491	309,985
Units redeemed		(165,052)	(43,822)
Net increase (decrease)		160,439	266,163
Units outstanding, beginning		1,400,669	1,134,506
Units outstanding, ending		1,561,108	1,400,669

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,453,728
Cost of units redeemed/account charges			(427,238)
Net investment income (loss)			95,989
Net realized gain (loss)			79,059
Realized gain distributions			199,066
Net change in unrealized appreciation (depreciation)			542,433
Net assets			$2,943,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	1,561	$2,943	1.25%	19.4%	12/31/2025	$1.92	0	$0	1.00%	19.7%	12/31/2025	$1.95	0	$0	0.75%	20.0%
12/31/2024	1.58	1,401	2,211	1.25%	11.2%	12/31/2024	1.60	0	0	1.00%	11.4%	12/31/2024	1.63	0	0	0.75%	11.7%
12/31/2023	1.42	1,135	1,611	1.25%	17.9%	12/31/2023	1.44	0	0	1.00%	18.2%	12/31/2023	1.46	0	0	0.75%	18.5%
12/31/2022	1.20	843	1,016	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	20.3%	12/31/2025	$2.02	0	$0	0.25%	20.6%	12/31/2025	$2.05	0	$0	0.00%	20.9%
12/31/2024	1.65	0	0	0.50%	12.0%	12/31/2024	1.67	0	0	0.25%	12.3%	12/31/2024	1.70	0	0	0.00%	12.6%
12/31/2023	1.47	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.7%
2023	2.7%
2022	3.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2055 Fund K Class - 06-3V6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,195,008	$1,777,730	123,224
Receivables: investments sold	3,323
Payables: investments purchased	-
Net assets	$2,198,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,198,331	1,162,596	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$2,198,331	1,162,596

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$49,207
Mortality & expense charges			(22,751)
Net investment income (loss)			26,456

Gain (loss) on investments:
Net realized gain (loss)			14,569
Realized gain distributions			54,094
Net change in unrealized appreciation (depreciation)			239,295
Net gain (loss)			307,958

Increase (decrease) in net assets from operations			$334,414

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,456	$16,776
Net realized gain (loss)		14,569	61,838
Realized gain distributions		54,094	31,191
Net change in unrealized appreciation (depreciation)		239,295	47,467

Increase (decrease) in net assets from operations		334,414	157,272

Contract owner transactions:
Proceeds from units sold		407,024	347,523
Cost of units redeemed		(66,130)	(391,948)
Account charges		(1,992)	(1,752)
Increase (decrease)		338,902	(46,177)
Net increase (decrease)		673,316	111,095
Net assets, beginning		1,525,015	1,413,920
Net assets, ending		$2,198,331	$1,525,015

Units sold		238,574	232,275
Units redeemed		(42,105)	(262,665)
Net increase (decrease)		196,469	(30,390)
Units outstanding, beginning		966,127	996,517
Units outstanding, ending		1,162,596	966,127

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,055,164
Cost of units redeemed/account charges			(541,279)
Net investment income (loss)			70,740
Net realized gain (loss)			74,330
Realized gain distributions			122,098
Net change in unrealized appreciation (depreciation)			417,278
Net assets			$2,198,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	1,163	$2,198	1.25%	19.8%	12/31/2025	$1.92	0	$0	1.00%	20.1%	12/31/2025	$1.96	0	$0	0.75%	20.4%
12/31/2024	1.58	966	1,525	1.25%	11.2%	12/31/2024	1.60	0	0	1.00%	11.5%	12/31/2024	1.63	0	0	0.75%	11.8%
12/31/2023	1.42	997	1,414	1.25%	18.0%	12/31/2023	1.44	0	0	1.00%	18.3%	12/31/2023	1.45	0	0	0.75%	18.6%
12/31/2022	1.20	674	811	1.25%	-20.1%	12/31/2022	1.21	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	20.7%	12/31/2025	$2.03	0	$0	0.25%	21.0%	12/31/2025	$2.06	0	$0	0.00%	21.3%
12/31/2024	1.65	0	0	0.50%	12.1%	12/31/2024	1.67	0	0	0.25%	12.4%	12/31/2024	1.70	0	0	0.00%	12.7%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.7%	12/31/2021	1.55	0	0	0.25%	14.0%	12/31/2021	1.56	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.4%
2023	2.8%
2022	3.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2060 Fund K Class - 06-3V7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,750,244	$1,448,426	96,756
Receivables: investments sold	11,701
Payables: investments purchased	-
Net assets	$1,761,945

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,761,945	930,179	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$1,761,945	930,179

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,511
Mortality & expense charges			(17,968)
Net investment income (loss)			21,543

Gain (loss) on investments:
Net realized gain (loss)			21,889
Realized gain distributions			36,616
Net change in unrealized appreciation (depreciation)			182,965
Net gain (loss)			241,470

Increase (decrease) in net assets from operations			$263,013

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,543	$15,446
Net realized gain (loss)		21,889	27,763
Realized gain distributions		36,616	20,477
Net change in unrealized appreciation (depreciation)		182,965	31,661

Increase (decrease) in net assets from operations		263,013	95,347

Contract owner transactions:
Proceeds from units sold		467,267	437,782
Cost of units redeemed		(163,309)	(75,856)
Account charges		(3,102)	(2,007)
Increase (decrease)		300,856	359,919
Net increase (decrease)		563,869	455,266
Net assets, beginning		1,198,076	742,810
Net assets, ending		$1,761,945	$1,198,076

Units sold		274,376	287,824
Units redeemed		(101,955)	(52,770)
Net increase (decrease)		172,421	235,054
Units outstanding, beginning		757,758	522,704
Units outstanding, ending		930,179	757,758

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,739,637
Cost of units redeemed/account charges			(449,034)
Net investment income (loss)			53,665
Net realized gain (loss)			43,754
Realized gain distributions			72,105
Net change in unrealized appreciation (depreciation)			301,818
Net assets			$1,761,945

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	930	$1,762	1.25%	19.8%	12/31/2025	$1.93	0	$0	1.00%	20.1%	12/31/2025	$1.96	0	$0	0.75%	20.4%
12/31/2024	1.58	758	1,198	1.25%	11.3%	12/31/2024	1.60	0	0	1.00%	11.5%	12/31/2024	1.63	0	0	0.75%	11.8%
12/31/2023	1.42	523	743	1.25%	18.0%	12/31/2023	1.44	0	0	1.00%	18.3%	12/31/2023	1.46	0	0	0.75%	18.6%
12/31/2022	1.20	345	415	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	20.7%	12/31/2025	$2.03	0	$0	0.25%	21.0%	12/31/2025	$2.06	0	$0	0.00%	21.3%
12/31/2024	1.65	0	0	0.50%	12.1%	12/31/2024	1.68	0	0	0.25%	12.4%	12/31/2024	1.70	0	0	0.00%	12.7%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.51	0	0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.9%
2023	3.2%
2022	3.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2035 Fund K Cl - 06-3VR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,747,264	$4,038,453	310,294
Receivables: investments sold	-
Payables: investments purchased	(2,868)
Net assets	$4,744,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,744,396	2,740,157	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$4,744,396	2,740,157

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$129,698
Mortality & expense charges			(51,119)
Net investment income (loss)			78,579

Gain (loss) on investments:
Net realized gain (loss)			31,956
Realized gain distributions			177,584
Net change in unrealized appreciation (depreciation)			343,306
Net gain (loss)			552,846

Increase (decrease) in net assets from operations			$631,425

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78,579	$55,880
Net realized gain (loss)		31,956	51,611
Realized gain distributions		177,584	92,166
Net change in unrealized appreciation (depreciation)		343,306	107,600

Increase (decrease) in net assets from operations		631,425	307,257

Contract owner transactions:
Proceeds from units sold		657,921	443,189
Cost of units redeemed		(221,237)	(353,916)
Account charges		(3,415)	(3,047)
Increase (decrease)		433,269	86,226
Net increase (decrease)		1,064,694	393,483
Net assets, beginning		3,679,702	3,286,219
Net assets, ending		$4,744,396	$3,679,702

Units sold		408,279	327,482
Units redeemed		(146,602)	(266,874)
Net increase (decrease)		261,677	60,608
Units outstanding, beginning		2,478,480	2,417,872
Units outstanding, ending		2,740,157	2,478,480

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,265,047
Cost of units redeemed/account charges			(942,292)
Net investment income (loss)			218,421
Net realized gain (loss)			92,342
Realized gain distributions			402,067
Net change in unrealized appreciation (depreciation)			708,811
Net assets			$4,744,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	2,740	$4,744	1.25%	16.6%	12/31/2025	$1.76	0	$0	1.00%	16.9%	12/31/2025	$1.79	0	$0	0.75%	17.2%
12/31/2024	1.48	2,478	3,680	1.25%	9.2%	12/31/2024	1.51	0	0	1.00%	9.5%	12/31/2024	1.53	0	0	0.75%	9.8%
12/31/2023	1.36	2,418	3,286	1.25%	15.5%	12/31/2023	1.38	0	0	1.00%	15.8%	12/31/2023	1.39	0	0	0.75%	16.1%
12/31/2022	1.18	2,255	2,654	1.25%	-18.9%	12/31/2022	1.19	0	0	1.00%	-18.7%	12/31/2022	1.20	0	0	0.75%	-18.5%
12/31/2021	1.45	0	0	1.25%	10.8%	12/31/2021	1.46	0	0	1.00%	11.1%	12/31/2021	1.47	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	0	$0	0.50%	17.5%	12/31/2025	$1.85	0	$0	0.25%	17.8%	12/31/2025	$1.89	0	$0	0.00%	18.1%
12/31/2024	1.55	0	0	0.50%	10.1%	12/31/2024	1.57	0	0	0.25%	10.3%	12/31/2024	1.60	0	0	0.00%	10.6%
12/31/2023	1.41	0	0	0.50%	16.4%	12/31/2023	1.43	0	0	0.25%	16.6%	12/31/2023	1.44	0	0	0.00%	16.9%
12/31/2022	1.21	0	0	0.50%	-18.3%	12/31/2022	1.22	0	0	0.25%	-18.1%	12/31/2022	1.23	0	0	0.00%	-17.9%
12/31/2021	1.48	0	0	0.50%	11.6%	12/31/2021	1.49	0	0	0.25%	11.9%	12/31/2021	1.50	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.9%
2023	2.8%
2022	3.9%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement Fund K Class - 06-3V9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,477,393	$1,377,377	129,825
Receivables: investments sold	1,323
Payables: investments purchased	-
Net assets	$1,478,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,478,716	1,072,266	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$1,478,716	1,072,266

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$49,907
Mortality & expense charges			(18,804)
Net investment income (loss)			31,103

Gain (loss) on investments:
Net realized gain (loss)			23,693
Realized gain distributions			19,067
Net change in unrealized appreciation (depreciation)			66,489
Net gain (loss)			109,249

Increase (decrease) in net assets from operations			$140,352

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,103	$34,841
Net realized gain (loss)		23,693	32,020
Realized gain distributions		19,067	27,188
Net change in unrealized appreciation (depreciation)		66,489	7,929

Increase (decrease) in net assets from operations		140,352	101,978

Contract owner transactions:
Proceeds from units sold		122,312	93,558
Cost of units redeemed		(288,604)	(529,159)
Account charges		(963)	(1,225)
Increase (decrease)		(167,255)	(436,826)
Net increase (decrease)		(26,903)	(334,848)
Net assets, beginning		1,505,619	1,840,467
Net assets, ending		$1,478,716	$1,505,619

Units sold		92,938	78,703
Units redeemed		(218,875)	(431,970)
Net increase (decrease)		(125,937)	(353,267)
Units outstanding, beginning		1,198,203	1,551,470
Units outstanding, ending		1,072,266	1,198,203

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,122,009
Cost of units redeemed/account charges			(1,046,769)
Net investment income (loss)			145,699
Net realized gain (loss)			45,992
Realized gain distributions			111,769
Net change in unrealized appreciation (depreciation)			100,016
Net assets			$1,478,716

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.38	1,072	$1,479	1.25%	9.7%	12/31/2025	$1.40	0	$0	1.00%	10.0%	12/31/2025	$1.43	0	$0	0.75%	10.3%
12/31/2024	1.26	1,198	1,506	1.25%	5.9%	12/31/2024	1.28	0	0	1.00%	6.2%	12/31/2024	1.29	0	0	0.75%	6.5%
12/31/2023	1.19	1,551	1,840	1.25%	9.4%	12/31/2023	1.20	0	0	1.00%	9.7%	12/31/2023	1.22	0	0	0.75%	9.9%
12/31/2022	1.08	1,538	1,667	1.25%	-13.2%	12/31/2022	1.09	0	0	1.00%	-13.0%	12/31/2022	1.11	0	0	0.75%	-12.8%
12/31/2021	1.25	0	0	1.25%	6.6%	12/31/2021	1.26	0	0	1.00%	6.8%	12/31/2021	1.27	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	10.6%	12/31/2025	$1.48	0	$0	0.25%	10.9%	12/31/2025	$1.50	0	$0	0.00%	11.1%
12/31/2024	1.31	0	0	0.50%	6.7%	12/31/2024	1.33	0	0	0.25%	7.0%	12/31/2024	1.35	0	0	0.00%	7.3%
12/31/2023	1.23	0	0	0.50%	10.2%	12/31/2023	1.25	0	0	0.25%	10.5%	12/31/2023	1.26	0	0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-12.5%	12/31/2022	1.13	0	0	0.25%	-12.3%	12/31/2022	1.14	0	0	0.00%	-12.1%
12/31/2021	1.28	0	0	0.50%	7.4%	12/31/2021	1.29	0	0	0.25%	7.6%	12/31/2021	1.29	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.4%
2023	3.4%
2022	6.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index Admin Class - 06-225

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$160,929,563	$73,592,350	316,001
Receivables: investments sold	101,545
Payables: investments purchased	-
Net assets	$161,031,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,306,601	904,580	$177.22
Band 100	-	-	187.35
Band 75	-	-	198.06
Band 50	-	-	209.39
Band 25	-	-	221.35
Band 0	724,507	3,096	234.01
Total	$161,031,108	907,676

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,722,485
Mortality & expense charges			(2,189,936)
Net investment income (loss)			(467,451)

Gain (loss) on investments:
Net realized gain (loss)			29,893,219
Realized gain distributions			324,817
Net change in unrealized appreciation (depreciation)			(2,838,795)
Net gain (loss)			27,379,241

Increase (decrease) in net assets from operations			$26,911,790

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(467,451)	$417,854
Net realized gain (loss)		29,893,219	14,917,591
Realized gain distributions		324,817	-
Net change in unrealized appreciation (depreciation)		(2,838,795)	20,679,322

Increase (decrease) in net assets from operations		26,911,790	36,014,767

Contract owner transactions:
Proceeds from units sold		17,664,617	20,652,402
Cost of units redeemed		(62,975,954)	(39,441,354)
Account charges		(50,985)	(58,372)
Increase (decrease)		(45,362,322)	(18,847,324)
Net increase (decrease)		(18,450,532)	17,167,443
Net assets, beginning		179,481,640	162,314,197
Net assets, ending		$161,031,108	$179,481,640

Units sold		112,513	154,579
Units redeemed		(380,632)	(289,500)
Net increase (decrease)		(268,119)	(134,921)
Units outstanding, beginning		1,175,795	1,310,716
Units outstanding, ending		907,676	1,175,795

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,218,648,850
Cost of units redeemed/account charges			(1,458,763,958)
Net investment income (loss)			22,366,320
Net realized gain (loss)			262,825,773
Realized gain distributions			28,616,910
Net change in unrealized appreciation (depreciation)			87,337,213
Net assets			$161,031,108

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$177.22	905	$160,307	1.25%	16.2%	12/31/2025	$187.35	0	$0	1.00%	16.5%	12/31/2025	$198.06	0	$0	0.75%	16.8%
12/31/2024	152.55	1,173	178,990	1.25%	23.2%	12/31/2024	160.87	0	0	1.00%	23.6%	12/31/2024	169.64	0	0	0.75%	23.9%
12/31/2023	123.78	1,309	161,968	1.25%	24.5%	12/31/2023	130.20	0	0	1.00%	24.8%	12/31/2023	136.96	0	0	0.75%	25.1%
12/31/2022	99.40	1,401	139,231	1.25%	-19.3%	12/31/2022	104.30	0	0	1.00%	-19.1%	12/31/2022	109.44	0	0	0.75%	-18.9%
12/31/2021	123.16	1,775	218,647	1.25%	26.7%	12/31/2021	128.91	0	0	1.00%	27.0%	12/31/2021	134.92	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$209.39	0	$0	0.50%	17.0%	12/31/2025	$221.35	0	$0	0.25%	17.3%	12/31/2025	$234.01	3	$725	0.00%	17.6%
12/31/2024	178.90	0	0	0.50%	24.2%	12/31/2024	188.65	0	0	0.25%	24.5%	12/31/2024	198.94	2	491	0.00%	24.8%
12/31/2023	144.06	0	0	0.50%	25.5%	12/31/2023	151.54	0	0	0.25%	25.8%	12/31/2023	159.40	2	346	0.00%	26.1%
12/31/2022	114.84	0	0	0.50%	-18.7%	12/31/2022	120.49	0	0	0.25%	-18.5%	12/31/2022	126.43	7	901	0.00%	-18.3%
12/31/2021	141.22	0	0	0.50%	27.7%	12/31/2021	147.81	0	0	0.25%	28.0%	12/31/2021	154.70	79	12,180	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.5%
2023	1.4%
2022	0.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2065 K Class - 06-64F

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$449,735	$398,177	25,617
Receivables: investments sold	3,180
Payables: investments purchased	-
Net assets	$452,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452,915	355,912	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$452,915	355,912

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,096
Mortality & expense charges			(4,025)
Net investment income (loss)			6,071

Gain (loss) on investments:
Net realized gain (loss)			2,652
Realized gain distributions			10,926
Net change in unrealized appreciation (depreciation)			40,110
Net gain (loss)			53,688

Increase (decrease) in net assets from operations			$59,759

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,071	$3,055
Net realized gain (loss)		2,652	814
Realized gain distributions		10,926	911
Net change in unrealized appreciation (depreciation)		40,110	6,369

Increase (decrease) in net assets from operations		59,759	11,149

Contract owner transactions:
Proceeds from units sold		204,444	134,149
Cost of units redeemed		(18,549)	(4,716)
Account charges		(755)	(317)
Increase (decrease)		185,140	129,116
Net increase (decrease)		244,899	140,265
Net assets, beginning		208,016	67,751
Net assets, ending		$452,915	$208,016

Units sold		178,420	129,894
Units redeemed		(18,035)	(5,273)
Net increase (decrease)		160,385	124,621
Units outstanding, beginning		195,527	70,906
Units outstanding, ending		355,912	195,527

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$406,379
Cost of units redeemed/account charges			(30,833)
Net investment income (loss)			10,335
Net realized gain (loss)			3,412
Realized gain distributions			12,064
Net change in unrealized appreciation (depreciation)			51,558
Net assets			$452,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	356	$453	1.25%	19.6%	12/31/2025	$1.29	0	$0	1.00%	19.9%	12/31/2025	$1.30	0	$0	0.75%	20.2%
12/31/2024	1.06	196	208	1.25%	11.3%	12/31/2024	1.07	0	0	1.00%	11.6%	12/31/2024	1.08	0	0	0.75%	11.9%
12/31/2023	0.96	71	68	1.25%	18.0%	12/31/2023	0.96	0	0	1.00%	18.2%	12/31/2023	0.97	0	0	0.75%	18.5%
12/31/2022	0.81	13	11	1.25%	-20.1%	12/31/2022	0.81	0	0	1.00%	-19.9%	12/31/2022	0.82	0	0	0.75%	-19.7%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	20.5%	12/31/2025	$1.33	0	$0	0.25%	20.8%	12/31/2025	$1.34	0	$0	0.00%	21.1%
12/31/2024	1.09	0	0	0.50%	12.2%	12/31/2024	1.10	0	0	0.25%	12.5%	12/31/2024	1.11	0	0	0.00%	12.7%
12/31/2023	0.97	0	0	0.50%	18.8%	12/31/2023	0.98	0	0	0.25%	19.1%	12/31/2023	0.98	0	0	0.00%	19.4%
12/31/2022	0.82	0	0	0.50%	-19.5%	12/31/2022	0.82	0	0	0.25%	-19.3%	12/31/2022	0.82	0	0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.4%
2023	3.8%
2022	3.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index R Class - 06-167

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,262,886	$16,560,707	57,460
Receivables: investments sold	1,700
Payables: investments purchased	-
Net assets	$29,264,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,131,479	350,931	$57.37
Band 100	6,383,529	105,704	60.39
Band 75	-	-	63.58
Band 50	2,749,578	41,081	66.93
Band 25	-	-	70.46
Band 0	-	-	74.17
Total	$29,264,586	497,716

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$180,662
Mortality & expense charges			(342,797)
Net investment income (loss)			(162,135)

Gain (loss) on investments:
Net realized gain (loss)			4,355,530
Realized gain distributions			59,390
Net change in unrealized appreciation (depreciation)			177,083
Net gain (loss)			4,592,003

Increase (decrease) in net assets from operations			$4,429,868

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162,135)	$(51,311)
Net realized gain (loss)		4,355,530	3,519,367
Realized gain distributions		59,390	-
Net change in unrealized appreciation (depreciation)		177,083	3,085,767

Increase (decrease) in net assets from operations		4,429,868	6,553,823

Contract owner transactions:
Proceeds from units sold		4,321,044	5,687,332
Cost of units redeemed		(11,279,401)	(9,590,700)
Account charges		(13,101)	(13,872)
Increase (decrease)		(6,971,458)	(3,917,240)
Net increase (decrease)		(2,541,590)	2,636,583
Net assets, beginning		31,806,176	29,169,593
Net assets, ending		$29,264,586	$31,806,176

Units sold		84,416	141,171
Units redeemed		(214,251)	(222,116)
Net increase (decrease)		(129,835)	(80,945)
Units outstanding, beginning		627,551	708,496
Units outstanding, ending		497,716	627,551

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$153,015,167
Cost of units redeemed/account charges			(178,843,842)
Net investment income (loss)			329,907
Net realized gain (loss)			37,736,043
Realized gain distributions			4,325,132
Net change in unrealized appreciation (depreciation)			12,702,179
Net assets			$29,264,586

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$57.37	351	$20,131	1.25%	15.6%	12/31/2025	$60.39	106	$6,384	1.00%	15.9%	12/31/2025	$63.58	0	$0	0.75%	16.2%
12/31/2024	49.60	457	22,669	1.25%	22.7%	12/31/2024	52.09	123	6,415	1.00%	23.0%	12/31/2024	54.70	0	0	0.75%	23.3%
12/31/2023	40.43	535	21,634	1.25%	24.0%	12/31/2023	42.35	127	5,366	1.00%	24.3%	12/31/2023	44.36	0	0	0.75%	24.6%
12/31/2022	32.62	554	18,084	1.25%	-19.7%	12/31/2022	34.08	136	4,623	1.00%	-19.5%	12/31/2022	35.61	0	0	0.75%	-19.3%
12/31/2021	40.59	693	28,141	1.25%	26.2%	12/31/2021	42.31	137	5,775	1.00%	26.5%	12/31/2021	44.10	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$66.93	41	$2,750	0.50%	16.5%	12/31/2025	$70.46	0	$0	0.25%	16.8%	12/31/2025	$74.17	0	$0	0.00%	17.1%
12/31/2024	57.44	47	2,722	0.50%	23.6%	12/31/2024	60.32	0	0	0.25%	23.9%	12/31/2024	63.34	0	0	0.00%	24.2%
12/31/2023	46.47	47	2,170	0.50%	24.9%	12/31/2023	48.67	0	0	0.25%	25.2%	12/31/2023	50.98	0	0	0.00%	25.5%
12/31/2022	37.21	53	1,977	0.50%	-19.0%	12/31/2022	38.87	0	0	0.25%	-18.8%	12/31/2022	40.62	0	0	0.00%	-18.6%
12/31/2021	45.96	60	2,752	0.50%	27.1%	12/31/2021	47.90	0	0	0.25%	27.4%	12/31/2021	49.93	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.0%
2023	0.9%
2022	0.4%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State St Balanced Index K Retirement Class - 06-73C (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	1.25%	11.8%	12/31/2025	$1.12	0	$0	1.00%	12.1%	12/31/2025	$1.13	0	$0	0.75%	12.4%
12/31/2024	1.00	0	0	1.25%	0.2%	12/31/2024	1.00	0	0	1.00%	0.3%	12/31/2024	1.00	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	12.7%	12/31/2025	$1.14	0	$0	0.25%	13.0%	12/31/2025	$1.14	0	$0	0.00%	13.2%
12/31/2024	1.00	0	0	0.50%	0.4%	12/31/2024	1.00	0	0	0.25%	0.5%	12/31/2024	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Tgt Retire 2070 K Other Class - 06-79X

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,322	$2,314	187
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$2,271

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,271	1,923	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$2,271	1,923

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$47
Mortality & expense charges			(5)
Net investment income (loss)			42

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			8
Net gain (loss)			12

Increase (decrease) in net assets from operations			$54

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42	$-
Net realized gain (loss)		-	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		8	-

Increase (decrease) in net assets from operations		54	-

Contract owner transactions:
Proceeds from units sold		2,218	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		2,217	-
Net increase (decrease)		2,271	-
Net assets, beginning		-	-
Net assets, ending		$2,271	$-

Units sold		1,924	-
Units redeemed		(1)	-
Net increase (decrease)		1,923	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,923	-

* Date of Fund Inception into Variable Account: 3 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,218
Cost of units redeemed/account charges			(1)
Net investment income (loss)			42
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			8
Net assets			$2,271

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	2	$2	1.25%	18.1%	12/31/2025	$1.18	0	$0	1.00%	18.3%	12/31/2025	$1.19	0	$0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	18.8%	12/31/2025	$1.19	0	$0	0.25%	19.0%	12/31/2025	$1.19	0	$0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Global Equity Income Fund A Class - 06-029

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$317,597	$284,588	8,473
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$317,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$317,657	122,892	$2.58
Band 100	-	-	2.66
Band 75	-	-	2.75
Band 50	-	-	2.83
Band 25	-	-	2.92
Band 0	-	-	3.01
Total	$317,657	122,892

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,683
Mortality & expense charges			(3,514)
Net investment income (loss)			1,169

Gain (loss) on investments:
Net realized gain (loss)			638
Realized gain distributions			13,843
Net change in unrealized appreciation (depreciation)			36,683
Net gain (loss)			51,164

Increase (decrease) in net assets from operations			$52,333

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,169	$1,729
Net realized gain (loss)		638	2,426
Realized gain distributions		13,843	6,591
Net change in unrealized appreciation (depreciation)		36,683	10,863

Increase (decrease) in net assets from operations		52,333	21,609

Contract owner transactions:
Proceeds from units sold		35,053	14,677
Cost of units redeemed		(5,704)	(56,739)
Account charges		(764)	(632)
Increase (decrease)		28,585	(42,694)
Net increase (decrease)		80,918	(21,085)
Net assets, beginning		236,739	257,824
Net assets, ending		$317,657	$236,739

Units sold		15,684	6,910
Units redeemed		(2,658)	(25,909)
Net increase (decrease)		13,026	(18,999)
Units outstanding, beginning		109,866	128,865
Units outstanding, ending		122,892	109,866

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$874,064
Cost of units redeemed/account charges			(812,556)
Net investment income (loss)			12,678
Net realized gain (loss)			125,882
Realized gain distributions			84,580
Net change in unrealized appreciation (depreciation)			33,009
Net assets			$317,657

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.58	123	$318	1.25%	20.0%	12/31/2025	$2.66	0	$0	1.00%	20.3%	12/31/2025	$2.75	0	$0	0.75%	20.6%
12/31/2024	2.15	110	237	1.25%	7.7%	12/31/2024	2.22	0	0	1.00%	8.0%	12/31/2024	2.28	0	0	0.75%	8.2%
12/31/2023	2.00	129	258	1.25%	13.8%	12/31/2023	2.05	0	0	1.00%	14.1%	12/31/2023	2.10	0	0	0.75%	14.4%
12/31/2022	1.76	130	229	1.25%	-12.5%	12/31/2022	1.80	0	0	1.00%	-12.2%	12/31/2022	1.84	0	0	0.75%	-12.0%
12/31/2021	2.01	125	252	1.25%	17.8%	12/31/2021	2.05	0	0	1.00%	18.1%	12/31/2021	2.09	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.83	0	$0	0.50%	20.9%	12/31/2025	$2.92	0	$0	0.25%	21.2%	12/31/2025	$3.01	0	$0	0.00%	21.5%
12/31/2024	2.34	0	0	0.50%	8.5%	12/31/2024	2.41	0	0	0.25%	8.8%	12/31/2024	2.48	0	0	0.00%	9.1%
12/31/2023	2.16	0	0	0.50%	14.7%	12/31/2023	2.21	0	0	0.25%	15.0%	12/31/2023	2.27	0	0	0.00%	15.2%
12/31/2022	1.88	0	0	0.50%	-11.8%	12/31/2022	1.93	0	0	0.25%	-11.6%	12/31/2022	1.97	0	0	0.00%	-11.4%
12/31/2021	2.13	0	0	0.50%	18.7%	12/31/2021	2.18	0	0	0.25%	19.0%	12/31/2021	2.22	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.1%
2023	2.5%
2022	2.2%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,502	$96,256	3,051
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$118,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,439	35,587	$3.33
Band 100	-	-	3.43
Band 75	-	-	3.54
Band 50	-	-	3.64
Band 25	-	-	3.76
Band 0	-	-	3.87
Total	$118,439	35,587

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$335
Mortality & expense charges			(993)
Net investment income (loss)			(658)

Gain (loss) on investments:
Net realized gain (loss)			956
Realized gain distributions			3,530
Net change in unrealized appreciation (depreciation)			21,905
Net gain (loss)			26,391

Increase (decrease) in net assets from operations			$25,733

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(658)	$(1,019)
Net realized gain (loss)		956	(2,055)
Realized gain distributions		3,530	224
Net change in unrealized appreciation (depreciation)		21,905	22,200

Increase (decrease) in net assets from operations		25,733	19,350

Contract owner transactions:
Proceeds from units sold		93,438	306
Cost of units redeemed		(3,613)	(98,752)
Account charges		(296)	-
Increase (decrease)		89,529	(98,446)
Net increase (decrease)		115,262	(79,096)
Net assets, beginning		3,177	82,273
Net assets, ending		$118,439	$3,177

Units sold		35,676	115
Units redeemed		(1,188)	(33,636)
Net increase (decrease)		34,488	(33,521)
Units outstanding, beginning		1,099	34,620
Units outstanding, ending		35,587	1,099

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$187,538
Cost of units redeemed/account charges			(142,989)
Net investment income (loss)			(3,277)
Net realized gain (loss)			(1,540)
Realized gain distributions			56,461
Net change in unrealized appreciation (depreciation)			22,246
Net assets			$118,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	36	$118	1.25%	15.1%	12/31/2025	$3.43	0	$0	1.00%	15.4%	12/31/2025	$3.54	0	$0	0.75%	15.7%
12/31/2024	2.89	1	3	1.25%	21.6%	12/31/2024	2.97	0	0	1.00%	22.0%	12/31/2024	3.06	0	0	0.75%	22.3%
12/31/2023	2.38	35	82	1.25%	23.4%	12/31/2023	2.44	0	0	1.00%	23.7%	12/31/2023	2.50	0	0	0.75%	24.1%
12/31/2022	1.93	35	68	1.25%	-20.5%	12/31/2022	1.97	0	0	1.00%	-20.3%	12/31/2022	2.01	0	0	0.75%	-20.1%
12/31/2021	2.42	35	85	1.25%	29.1%	12/31/2021	2.47	0	0	1.00%	29.5%	12/31/2021	2.52	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.64	0	$0	0.50%	16.0%	12/31/2025	$3.76	0	$0	0.25%	16.3%	12/31/2025	$3.87	0	$0	0.00%	16.6%
12/31/2024	3.14	0	0	0.50%	22.6%	12/31/2024	3.23	0	0	0.25%	22.9%	12/31/2024	3.32	0	0	0.00%	23.2%
12/31/2023	2.56	0	0	0.50%	24.4%	12/31/2023	2.63	0	0	0.25%	24.7%	12/31/2023	2.70	0	0	0.00%	25.0%
12/31/2022	2.06	0	0	0.50%	-19.9%	12/31/2022	2.11	0	0	0.25%	-19.7%	12/31/2022	2.16	0	0	0.00%	-19.5%
12/31/2021	2.57	0	0	0.50%	30.1%	12/31/2021	2.63	0	0	0.25%	30.4%	12/31/2021	2.68	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.0%
2023	1.2%
2022	0.1%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,643	$64,493	5,917
Receivables: investments sold	-
Payables: investments purchased	(38)
Net assets	$71,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,605	33,426	$2.14
Band 100	-	-	2.21
Band 75	-	-	2.28
Band 50	-	-	2.35
Band 25	-	-	2.42
Band 0	-	-	2.49
Total	$71,605	33,426

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$439
Mortality & expense charges			(598)
Net investment income (loss)			(159)

Gain (loss) on investments:
Net realized gain (loss)			136
Realized gain distributions			5,324
Net change in unrealized appreciation (depreciation)			7,128
Net gain (loss)			12,588

Increase (decrease) in net assets from operations			$12,429

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(159)	$(279)
Net realized gain (loss)		136	3,548
Realized gain distributions		5,324	38
Net change in unrealized appreciation (depreciation)		7,128	(785)

Increase (decrease) in net assets from operations		12,429	2,522

Contract owner transactions:
Proceeds from units sold		59,385	76
Cost of units redeemed		(795)	(69,496)
Account charges		(177)	(42)
Increase (decrease)		58,413	(69,462)
Net increase (decrease)		70,842	(66,940)
Net assets, beginning		763	67,703
Net assets, ending		$71,605	$763

Units sold		33,509	38
Units redeemed		(455)	(35,572)
Net increase (decrease)		33,054	(35,534)
Units outstanding, beginning		372	35,906
Units outstanding, ending		33,426	372

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$338,279
Cost of units redeemed/account charges			(323,113)
Net investment income (loss)			(2,571)
Net realized gain (loss)			16,917
Realized gain distributions			34,943
Net change in unrealized appreciation (depreciation)			7,150
Net assets			$71,605

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	33	$72	1.25%	4.4%	12/31/2025	$2.21	0	$0	1.00%	4.7%	12/31/2025	$2.28	0	$0	0.75%	4.9%
12/31/2024	2.05	0	1	1.25%	8.8%	12/31/2024	2.11	0	0	1.00%	9.1%	12/31/2024	2.17	0	0	0.75%	9.4%
12/31/2023	1.89	36	68	1.25%	14.3%	12/31/2023	1.93	0	0	1.00%	14.6%	12/31/2023	1.98	0	0	0.75%	14.9%
12/31/2022	1.65	25	40	1.25%	-15.8%	12/31/2022	1.69	0	0	1.00%	-15.6%	12/31/2022	1.73	0	0	0.75%	-15.4%
12/31/2021	1.96	25	50	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.04	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	0	$0	0.50%	5.2%	12/31/2025	$2.42	0	$0	0.25%	5.5%	12/31/2025	$2.49	0	$0	0.00%	5.7%
12/31/2024	2.23	0	0	0.50%	9.6%	12/31/2024	2.29	0	0	0.25%	9.9%	12/31/2024	2.36	0	0	0.00%	10.2%
12/31/2023	2.03	0	0	0.50%	15.2%	12/31/2023	2.09	0	0	0.25%	15.5%	12/31/2023	2.14	0	0	0.00%	15.8%
12/31/2022	1.77	0	0	0.50%	-15.2%	12/31/2022	1.81	0	0	0.25%	-15.0%	12/31/2022	1.85	0	0	0.00%	-14.7%
12/31/2021	2.08	0	0	0.50%	25.7%	12/31/2021	2.12	0	0	0.25%	26.0%	12/31/2021	2.17	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	0.0%
2023	0.9%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Steward Val Enh Sm/Md Idx R6 Class - 06-6YR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	1.25%	4.8%	12/31/2025	$1.05	0	$0	1.00%	5.0%	12/31/2025	$1.05	0	$0	0.75%	5.3%
12/31/2024	1.00	0	0	1.25%	0.0%	12/31/2024	1.00	0	0	1.00%	0.1%	12/31/2024	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.6%	12/31/2025	$1.06	0	$0	0.25%	5.8%	12/31/2025	$1.06	0	$0	0.00%	6.1%
12/31/2024	1.00	0	0	0.50%	0.2%	12/31/2024	1.00	0	0	0.25%	0.3%	12/31/2024	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret Balanced Inst Class - 06-6TM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,630,082	$3,394,768	259,381
Receivables: investments sold	3,763
Payables: investments purchased	-
Net assets	$3,633,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,633,845	3,074,251	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$3,633,845	3,074,251

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$134,857
Mortality & expense charges			(49,246)
Net investment income (loss)			85,611

Gain (loss) on investments:
Net realized gain (loss)			76,858
Realized gain distributions			58,728
Net change in unrealized appreciation (depreciation)			149,345
Net gain (loss)			284,931

Increase (decrease) in net assets from operations			$370,542

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85,611	$76,866
Net realized gain (loss)		76,858	21,714
Realized gain distributions		58,728	29,967
Net change in unrealized appreciation (depreciation)		149,345	85,969

Increase (decrease) in net assets from operations		370,542	214,516

Contract owner transactions:
Proceeds from units sold		397,388	4,419,895
Cost of units redeemed		(1,192,715)	(559,376)
Account charges		(9,583)	(6,822)
Increase (decrease)		(804,910)	3,853,697
Net increase (decrease)		(434,368)	4,068,213
Net assets, beginning		4,068,213	-
Net assets, ending		$3,633,845	$4,068,213

Units sold		357,183	4,318,272
Units redeemed		(1,065,240)	(535,964)
Net increase (decrease)		(708,057)	3,782,308
Units outstanding, beginning		3,782,308	-
Units outstanding, ending		3,074,251	3,782,308

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,817,283
Cost of units redeemed/account charges			(1,768,496)
Net investment income (loss)			162,477
Net realized gain (loss)			98,572
Realized gain distributions			88,695
Net change in unrealized appreciation (depreciation)			235,314
Net assets			$3,633,845

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	3,074	$3,634	1.25%	9.9%	12/31/2025	$1.19	0	$0	1.00%	10.2%	12/31/2025	$1.19	0	$0	0.75%	10.4%
12/31/2024	1.08	3,782	4,068	1.25%	6.7%	12/31/2024	1.08	0	0	1.00%	7.0%	12/31/2024	1.08	0	0	0.75%	7.3%
12/31/2023	1.01	0	0	1.25%	0.8%	12/31/2023	1.01	0	0	1.00%	0.8%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	10.7%	12/31/2025	$1.21	0	$0	0.25%	11.0%	12/31/2025	$1.21	0	$0	0.00%	11.3%
12/31/2024	1.08	0	0	0.50%	7.6%	12/31/2024	1.09	0	0	0.25%	7.8%	12/31/2024	1.09	0	0	0.00%	8.1%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	5.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2065 Inst Class - 06-6TK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,898,874	$5,195,444	399,673
Receivables: investments sold	8,298
Payables: investments purchased	-
Net assets	$5,907,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,907,172	4,383,173	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$5,907,172	4,383,173

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$84,615
Mortality & expense charges			(57,939)
Net investment income (loss)			26,676

Gain (loss) on investments:
Net realized gain (loss)			87,423
Realized gain distributions			119,405
Net change in unrealized appreciation (depreciation)			548,454
Net gain (loss)			755,282

Increase (decrease) in net assets from operations			$781,958

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,676	$25,465
Net realized gain (loss)		87,423	32,593
Realized gain distributions		119,405	13,273
Net change in unrealized appreciation (depreciation)		548,454	154,976

Increase (decrease) in net assets from operations		781,958	226,307

Contract owner transactions:
Proceeds from units sold		2,994,278	3,799,106
Cost of units redeemed		(1,198,287)	(638,986)
Account charges		(31,204)	(26,000)
Increase (decrease)		1,764,787	3,134,120
Net increase (decrease)		2,546,745	3,360,427
Net assets, beginning		3,360,427	-
Net assets, ending		$5,907,172	$3,360,427

Units sold		2,447,828	3,567,844
Units redeemed		(997,879)	(634,620)
Net increase (decrease)		1,449,949	2,933,224
Units outstanding, beginning		2,933,224	-
Units outstanding, ending		4,383,173	2,933,224

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,793,384
Cost of units redeemed/account charges			(1,894,477)
Net investment income (loss)			52,141
Net realized gain (loss)			120,016
Realized gain distributions			132,678
Net change in unrealized appreciation (depreciation)			703,430
Net assets			$5,907,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	4,383	$5,907	1.25%	17.6%	12/31/2025	$1.35	0	$0	1.00%	17.9%	12/31/2025	$1.36	0	$0	0.75%	18.2%
12/31/2024	1.15	2,933	3,360	1.25%	13.0%	12/31/2024	1.15	0	0	1.00%	13.3%	12/31/2024	1.15	0	0	0.75%	13.6%
12/31/2023	1.01	0	0	1.25%	1.4%	12/31/2023	1.01	0	0	1.00%	1.4%	12/31/2023	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	18.5%	12/31/2025	$1.38	0	$0	0.25%	18.8%	12/31/2025	$1.38	0	$0	0.00%	19.1%
12/31/2024	1.15	0	0	0.50%	13.9%	12/31/2024	1.16	0	0	0.25%	14.2%	12/31/2024	1.16	0	0	0.00%	14.5%
12/31/2023	1.01	0	0	0.50%	1.4%	12/31/2023	1.01	0	0	0.25%	1.4%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	3.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2060 Inst Class - 06-6TJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,858,430	$17,505,846	1,095,803
Receivables: investments sold	-
Payables: investments purchased	(38,170)
Net assets	$20,820,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,820,260	15,438,711	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$20,820,260	15,438,711

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$291,234
Mortality & expense charges			(229,939)
Net investment income (loss)			61,295

Gain (loss) on investments:
Net realized gain (loss)			244,047
Realized gain distributions			516,035
Net change in unrealized appreciation (depreciation)			2,234,898
Net gain (loss)			2,994,980

Increase (decrease) in net assets from operations			$3,056,275

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,295	$87,091
Net realized gain (loss)		244,047	74,785
Realized gain distributions		516,035	61,058
Net change in unrealized appreciation (depreciation)		2,234,898	1,117,686

Increase (decrease) in net assets from operations		3,056,275	1,340,620

Contract owner transactions:
Proceeds from units sold		4,325,812	16,259,701
Cost of units redeemed		(2,433,813)	(1,651,836)
Account charges		(37,815)	(38,684)
Increase (decrease)		1,854,184	14,569,181
Net increase (decrease)		4,910,459	15,909,801
Net assets, beginning		15,909,801	-
Net assets, ending		$20,820,260	$15,909,801

Units sold		3,554,554	15,444,074
Units redeemed		(2,002,255)	(1,557,662)
Net increase (decrease)		1,552,299	13,886,412
Units outstanding, beginning		13,886,412	-
Units outstanding, ending		15,438,711	13,886,412

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,585,513
Cost of units redeemed/account charges			(4,162,148)
Net investment income (loss)			148,386
Net realized gain (loss)			318,832
Realized gain distributions			577,093
Net change in unrealized appreciation (depreciation)			3,352,584
Net assets			$20,820,260

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	15,439	$20,820	1.25%	17.7%	12/31/2025	$1.36	0	$0	1.00%	18.0%	12/31/2025	$1.36	0	$0	0.75%	18.3%
12/31/2024	1.15	13,886	15,910	1.25%	13.1%	12/31/2024	1.15	0	0	1.00%	13.4%	12/31/2024	1.15	0	0	0.75%	13.7%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	18.6%	12/31/2025	$1.38	0	$0	0.25%	18.9%	12/31/2025	$1.38	0	$0	0.00%	19.2%
12/31/2024	1.15	0	0	0.50%	14.0%	12/31/2024	1.16	0	0	0.25%	14.2%	12/31/2024	1.16	0	0	0.00%	14.5%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2055 Inst Class - 06-6TH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,731,443	$24,985,862	1,308,150
Receivables: investments sold	28,972
Payables: investments purchased	-
Net assets	$29,760,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,760,415	22,070,092	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.38
Total	$29,760,415	22,070,092

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$426,089
Mortality & expense charges			(331,782)
Net investment income (loss)			94,307

Gain (loss) on investments:
Net realized gain (loss)			549,198
Realized gain distributions			768,433
Net change in unrealized appreciation (depreciation)			2,961,686
Net gain (loss)			4,279,317

Increase (decrease) in net assets from operations			$4,373,624

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,307	$120,569
Net realized gain (loss)		549,198	80,946
Realized gain distributions		768,433	109,755
Net change in unrealized appreciation (depreciation)		2,961,686	1,783,895

Increase (decrease) in net assets from operations		4,373,624	2,095,165

Contract owner transactions:
Proceeds from units sold		6,215,291	23,796,637
Cost of units redeemed		(4,783,745)	(1,853,844)
Account charges		(42,401)	(40,312)
Increase (decrease)		1,389,145	21,902,481
Net increase (decrease)		5,762,769	23,997,646
Net assets, beginning		23,997,646	-
Net assets, ending		$29,760,415	$23,997,646

Units sold		5,412,620	22,679,599
Units redeemed		(4,284,161)	(1,737,966)
Net increase (decrease)		1,128,459	20,941,633
Units outstanding, beginning		20,941,633	-
Units outstanding, ending		22,070,092	20,941,633

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$30,011,928
Cost of units redeemed/account charges			(6,720,302)
Net investment income (loss)			214,876
Net realized gain (loss)			630,144
Realized gain distributions			878,188
Net change in unrealized appreciation (depreciation)			4,745,581
Net assets			$29,760,415

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	22,070	$29,760	1.25%	17.7%	12/31/2025	$1.36	0	$0	1.00%	18.0%	12/31/2025	$1.36	0	$0	0.75%	18.3%
12/31/2024	1.15	20,942	23,998	1.25%	13.1%	12/31/2024	1.15	0	0	1.00%	13.4%	12/31/2024	1.15	0	0	0.75%	13.7%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	18.6%	12/31/2025	$1.38	0	$0	0.25%	18.9%	12/31/2025	$1.38	0	$0	0.00%	19.2%
12/31/2024	1.15	0	0	0.50%	14.0%	12/31/2024	1.16	0	0	0.25%	14.3%	12/31/2024	1.16	0	0	0.00%	14.6%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2050 Inst Class - 06-6TG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,667,419	$40,679,148	2,251,477
Receivables: investments sold	32,039
Payables: investments purchased	-
Net assets	$48,699,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,699,458	36,199,190	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$48,699,458	36,199,190

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$677,928
Mortality & expense charges			(545,995)
Net investment income (loss)			131,933

Gain (loss) on investments:
Net realized gain (loss)			641,325
Realized gain distributions			1,268,909
Net change in unrealized appreciation (depreciation)			5,174,905
Net gain (loss)			7,085,139

Increase (decrease) in net assets from operations			$7,217,072

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131,933	$209,653
Net realized gain (loss)		641,325	120,350
Realized gain distributions		1,268,909	207,087
Net change in unrealized appreciation (depreciation)		5,174,905	2,813,366

Increase (decrease) in net assets from operations		7,217,072	3,350,456

Contract owner transactions:
Proceeds from units sold		8,534,702	38,373,449
Cost of units redeemed		(5,617,466)	(3,055,921)
Account charges		(53,564)	(49,270)
Increase (decrease)		2,863,672	35,268,258
Net increase (decrease)		10,080,744	38,618,714
Net assets, beginning		38,618,714	-
Net assets, ending		$48,699,458	$38,618,714

Units sold		7,108,483	36,633,668
Units redeemed		(4,663,606)	(2,879,355)
Net increase (decrease)		2,444,877	33,754,313
Units outstanding, beginning		33,754,313	-
Units outstanding, ending		36,199,190	33,754,313

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,908,151
Cost of units redeemed/account charges			(8,776,221)
Net investment income (loss)			341,586
Net realized gain (loss)			761,675
Realized gain distributions			1,475,996
Net change in unrealized appreciation (depreciation)			7,988,271
Net assets			$48,699,458

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	36,199	$48,699	1.25%	17.6%	12/31/2025	$1.35	0	$0	1.00%	17.9%	12/31/2025	$1.36	0	$0	0.75%	18.2%
12/31/2024	1.14	33,754	38,619	1.25%	13.0%	12/31/2024	1.15	0	0	1.00%	13.2%	12/31/2024	1.15	0	0	0.75%	13.5%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	18.5%	12/31/2025	$1.37	0	$0	0.25%	18.8%	12/31/2025	$1.38	0	$0	0.00%	19.1%
12/31/2024	1.15	0	0	0.50%	13.8%	12/31/2024	1.16	0	0	0.25%	14.1%	12/31/2024	1.16	0	0	0.00%	14.4%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2045 Inst Class - 06-6TF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,780,743	$41,421,320	1,960,584
Receivables: investments sold	37,697
Payables: investments purchased	-
Net assets	$49,818,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,818,440	37,202,233	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$49,818,440	37,202,233

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$735,629
Mortality & expense charges			(582,760)
Net investment income (loss)			152,869

Gain (loss) on investments:
Net realized gain (loss)			948,784
Realized gain distributions			1,152,874
Net change in unrealized appreciation (depreciation)			5,268,725
Net gain (loss)			7,370,383

Increase (decrease) in net assets from operations			$7,523,252

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$152,869	$258,858
Net realized gain (loss)		948,784	93,341
Realized gain distributions		1,152,874	238,453
Net change in unrealized appreciation (depreciation)		5,268,725	3,090,698

Increase (decrease) in net assets from operations		7,523,252	3,681,350

Contract owner transactions:
Proceeds from units sold		6,823,433	41,882,355
Cost of units redeemed		(7,568,931)	(2,423,211)
Account charges		(50,387)	(49,421)
Increase (decrease)		(795,885)	39,409,723
Net increase (decrease)		6,727,367	43,091,073
Net assets, beginning		43,091,073	-
Net assets, ending		$49,818,440	$43,091,073

Units sold		5,643,007	40,015,597
Units redeemed		(6,157,711)	(2,298,660)
Net increase (decrease)		(514,704)	37,716,937
Units outstanding, beginning		37,716,937	-
Units outstanding, ending		37,202,233	37,716,937

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,705,788
Cost of units redeemed/account charges			(10,091,950)
Net investment income (loss)			411,727
Net realized gain (loss)			1,042,125
Realized gain distributions			1,391,327
Net change in unrealized appreciation (depreciation)			8,359,423
Net assets			$49,818,440

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	37,202	$49,818	1.25%	17.2%	12/31/2025	$1.35	0	$0	1.00%	17.5%	12/31/2025	$1.35	0	$0	0.75%	17.8%
12/31/2024	1.14	37,717	43,091	1.25%	12.8%	12/31/2024	1.15	0	0	1.00%	13.1%	12/31/2024	1.15	0	0	0.75%	13.4%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	18.1%	12/31/2025	$1.37	0	$0	0.25%	18.4%	12/31/2025	$1.37	0	$0	0.00%	18.7%
12/31/2024	1.15	0	0	0.50%	13.6%	12/31/2024	1.15	0	0	0.25%	13.9%	12/31/2024	1.16	0	0	0.00%	14.2%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2040 Inst Class - 06-6TC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,723,710	$42,163,478	1,447,356
Receivables: investments sold	36,402
Payables: investments purchased	-
Net assets	$49,760,112

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,760,112	37,785,134	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$49,760,112	37,785,134

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$849,181
Mortality & expense charges			(586,708)
Net investment income (loss)			262,473

Gain (loss) on investments:
Net realized gain (loss)			989,741
Realized gain distributions			1,319,278
Net change in unrealized appreciation (depreciation)			4,590,404
Net gain (loss)			6,899,423

Increase (decrease) in net assets from operations			$7,161,896

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$262,473	$331,776
Net realized gain (loss)		989,741	67,840
Realized gain distributions		1,319,278	308,869
Net change in unrealized appreciation (depreciation)		4,590,404	2,969,828

Increase (decrease) in net assets from operations		7,161,896	3,678,313

Contract owner transactions:
Proceeds from units sold		6,411,260	43,047,781
Cost of units redeemed		(8,245,473)	(2,201,294)
Account charges		(45,608)	(46,763)
Increase (decrease)		(1,879,821)	40,799,724
Net increase (decrease)		5,282,075	44,478,037
Net assets, beginning		44,478,037	-
Net assets, ending		$49,760,112	$44,478,037

Units sold		5,325,412	41,330,612
Units redeemed		(6,775,681)	(2,095,209)
Net increase (decrease)		(1,450,269)	39,235,403
Units outstanding, beginning		39,235,403	-
Units outstanding, ending		37,785,134	39,235,403

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$49,459,041
Cost of units redeemed/account charges			(10,539,138)
Net investment income (loss)			594,249
Net realized gain (loss)			1,057,581
Realized gain distributions			1,628,147
Net change in unrealized appreciation (depreciation)			7,560,232
Net assets			$49,760,112

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	37,785	$49,760	1.25%	16.2%	12/31/2025	$1.32	0	$0	1.00%	16.5%	12/31/2025	$1.33	0	$0	0.75%	16.8%
12/31/2024	1.13	39,235	44,478	1.25%	12.0%	12/31/2024	1.14	0	0	1.00%	12.2%	12/31/2024	1.14	0	0	0.75%	12.5%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	17.0%	12/31/2025	$1.34	0	$0	0.25%	17.3%	12/31/2025	$1.35	0	$0	0.00%	17.6%
12/31/2024	1.14	0	0	0.50%	12.8%	12/31/2024	1.15	0	0	0.25%	13.1%	12/31/2024	1.15	0	0	0.00%	13.4%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	3.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2035 Inst Class - 06-6T9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,033,607	$47,053,217	2,315,385
Receivables: investments sold	53,800
Payables: investments purchased	-
Net assets	$54,087,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,087,407	42,015,511	$1.29
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$54,087,407	42,015,511

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,078,179
Mortality & expense charges			(633,698)
Net investment income (loss)			444,481

Gain (loss) on investments:
Net realized gain (loss)			1,103,460
Realized gain distributions			1,401,148
Net change in unrealized appreciation (depreciation)			4,240,542
Net gain (loss)			6,745,150

Increase (decrease) in net assets from operations			$7,189,631

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$444,481	$441,918
Net realized gain (loss)		1,103,460	115,019
Realized gain distributions		1,401,148	270,273
Net change in unrealized appreciation (depreciation)		4,240,542	2,739,848

Increase (decrease) in net assets from operations		7,189,631	3,567,058

Contract owner transactions:
Proceeds from units sold		10,077,376	45,726,457
Cost of units redeemed		(9,545,920)	(2,817,043)
Account charges		(59,359)	(50,793)
Increase (decrease)		472,097	42,858,621
Net increase (decrease)		7,661,728	46,425,679
Net assets, beginning		46,425,679	-
Net assets, ending		$54,087,407	$46,425,679

Units sold		8,535,333	44,316,371
Units redeemed		(7,956,005)	(2,880,188)
Net increase (decrease)		579,328	41,436,183
Units outstanding, beginning		41,436,183	-
Units outstanding, ending		42,015,511	41,436,183

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$55,803,833
Cost of units redeemed/account charges			(12,473,115)
Net investment income (loss)			886,399
Net realized gain (loss)			1,218,479
Realized gain distributions			1,671,421
Net change in unrealized appreciation (depreciation)			6,980,390
Net assets			$54,087,407

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	42,016	$54,087	1.25%	14.9%	12/31/2025	$1.29	0	$0	1.00%	15.2%	12/31/2025	$1.30	0	$0	0.75%	15.5%
12/31/2024	1.12	41,436	46,426	1.25%	10.8%	12/31/2024	1.12	0	0	1.00%	11.0%	12/31/2024	1.13	0	0	0.75%	11.3%
12/31/2023	1.01	0	0	1.25%	1.2%	12/31/2023	1.01	0	0	1.00%	1.2%	12/31/2023	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	15.8%	12/31/2025	$1.31	0	$0	0.25%	16.1%	12/31/2025	$1.32	0	$0	0.00%	16.3%
12/31/2024	1.13	0	0	0.50%	11.6%	12/31/2024	1.13	0	0	0.25%	11.9%	12/31/2024	1.14	0	0	0.00%	12.2%
12/31/2023	1.01	0	0	0.50%	1.2%	12/31/2023	1.01	0	0	0.25%	1.2%	12/31/2023	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	3.9%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2030 Inst Class - 06-6T7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,591,626	$38,427,319	1,538,460
Receivables: investments sold	39,123
Payables: investments purchased	-
Net assets	$42,630,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,630,749	34,037,287	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$42,630,749	34,037,287

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,020,057
Mortality & expense charges			(510,722)
Net investment income (loss)			509,335

Gain (loss) on investments:
Net realized gain (loss)			831,920
Realized gain distributions			1,332,907
Net change in unrealized appreciation (depreciation)			2,414,111
Net gain (loss)			4,578,938

Increase (decrease) in net assets from operations			$5,088,273

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$509,335	$501,536
Net realized gain (loss)		831,920	166,627
Realized gain distributions		1,332,907	473,628
Net change in unrealized appreciation (depreciation)		2,414,111	1,750,196

Increase (decrease) in net assets from operations		5,088,273	2,891,987

Contract owner transactions:
Proceeds from units sold		7,261,835	39,862,987
Cost of units redeemed		(8,827,611)	(3,560,709)
Account charges		(44,410)	(41,603)
Increase (decrease)		(1,610,186)	36,260,675
Net increase (decrease)		3,478,087	39,152,662
Net assets, beginning		39,152,662	-
Net assets, ending		$42,630,749	$39,152,662

Units sold		6,293,694	38,823,828
Units redeemed		(7,626,487)	(3,453,748)
Net increase (decrease)		(1,332,793)	35,370,080
Units outstanding, beginning		35,370,080	-
Units outstanding, ending		34,037,287	35,370,080

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,124,822
Cost of units redeemed/account charges			(12,474,333)
Net investment income (loss)			1,010,871
Net realized gain (loss)			998,547
Realized gain distributions			1,806,535
Net change in unrealized appreciation (depreciation)			4,164,307
Net assets			$42,630,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	34,037	$42,631	1.25%	13.1%	12/31/2025	$1.26	0	$0	1.00%	13.4%	12/31/2025	$1.27	0	$0	0.75%	13.7%
12/31/2024	1.11	35,370	39,153	1.25%	9.5%	12/31/2024	1.11	0	0	1.00%	9.8%	12/31/2024	1.11	0	0	0.75%	10.1%
12/31/2023	1.01	0	0	1.25%	1.1%	12/31/2023	1.01	0	0	1.00%	1.1%	12/31/2023	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	14.0%	12/31/2025	$1.28	0	$0	0.25%	14.3%	12/31/2025	$1.28	0	$0	0.00%	14.6%
12/31/2024	1.12	0	0	0.50%	10.4%	12/31/2024	1.12	0	0	0.25%	10.6%	12/31/2024	1.12	0	0	0.00%	10.9%
12/31/2023	1.01	0	0	0.50%	1.1%	12/31/2023	1.01	0	0	0.25%	1.1%	12/31/2023	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	4.6%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2025 Inst Class - 06-6T6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,576,209	$33,573,796	2,075,787
Receivables: investments sold	19,930
Payables: investments purchased	-
Net assets	$36,596,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,596,139	29,877,180	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$36,596,139	29,877,180

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,033,963
Mortality & expense charges			(498,815)
Net investment income (loss)			535,148

Gain (loss) on investments:
Net realized gain (loss)			1,208,818
Realized gain distributions			1,097,901
Net change in unrealized appreciation (depreciation)			1,626,893
Net gain (loss)			3,933,612

Increase (decrease) in net assets from operations			$4,468,760

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$535,148	$655,403
Net realized gain (loss)		1,208,818	235,547
Realized gain distributions		1,097,901	638,563
Net change in unrealized appreciation (depreciation)		1,626,893	1,375,520

Increase (decrease) in net assets from operations		4,468,760	2,905,033

Contract owner transactions:
Proceeds from units sold		4,651,483	42,941,151
Cost of units redeemed		(13,265,215)	(5,008,549)
Account charges		(51,849)	(44,675)
Increase (decrease)		(8,665,581)	37,887,927
Net increase (decrease)		(4,196,821)	40,792,960
Net assets, beginning		40,792,960	-
Net assets, ending		$36,596,139	$40,792,960

Units sold		4,155,473	42,007,422
Units redeemed		(11,488,539)	(4,797,176)
Net increase (decrease)		(7,333,066)	37,210,246
Units outstanding, beginning		37,210,246	-
Units outstanding, ending		29,877,180	37,210,246

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,592,634
Cost of units redeemed/account charges			(18,370,288)
Net investment income (loss)			1,190,551
Net realized gain (loss)			1,444,365
Realized gain distributions			1,736,464
Net change in unrealized appreciation (depreciation)			3,002,413
Net assets			$36,596,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	29,877	$36,596	1.25%	11.7%	12/31/2025	$1.23	0	$0	1.00%	12.0%	12/31/2025	$1.24	0	$0	0.75%	12.3%
12/31/2024	1.10	37,210	40,793	1.25%	8.5%	12/31/2024	1.10	0	0	1.00%	8.8%	12/31/2024	1.10	0	0	0.75%	9.1%
12/31/2023	1.01	0	0	1.25%	1.0%	12/31/2023	1.01	0	0	1.00%	1.0%	12/31/2023	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	12.6%	12/31/2025	$1.25	0	$0	0.25%	12.9%	12/31/2025	$1.26	0	$0	0.00%	13.1%
12/31/2024	1.10	0	0	0.50%	9.4%	12/31/2024	1.11	0	0	0.25%	9.6%	12/31/2024	1.11	0	0	0.00%	9.9%
12/31/2023	1.01	0	0	0.50%	1.0%	12/31/2023	1.01	0	0	0.25%	1.0%	12/31/2023	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	5.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2020 Inst Class - 06-6T4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,742,339	$9,017,400	494,581
Receivables: investments sold	913
Payables: investments purchased	-
Net assets	$9,743,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,743,252	8,039,962	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$9,743,252	8,039,962

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$292,885
Mortality & expense charges			(135,645)
Net investment income (loss)			157,240

Gain (loss) on investments:
Net realized gain (loss)			315,863
Realized gain distributions			282,364
Net change in unrealized appreciation (depreciation)			393,901
Net gain (loss)			992,128

Increase (decrease) in net assets from operations			$1,149,368

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$157,240	$213,952
Net realized gain (loss)		315,863	72,277
Realized gain distributions		282,364	183,994
Net change in unrealized appreciation (depreciation)		393,901	331,038

Increase (decrease) in net assets from operations		1,149,368	801,261

Contract owner transactions:
Proceeds from units sold		823,632	13,018,552
Cost of units redeemed		(4,126,357)	(1,898,319)
Account charges		(12,504)	(12,381)
Increase (decrease)		(3,315,229)	11,107,852
Net increase (decrease)		(2,165,861)	11,909,113
Net assets, beginning		11,909,113	-
Net assets, ending		$9,743,252	$11,909,113

Units sold		768,175	12,810,941
Units redeemed		(3,665,775)	(1,873,379)
Net increase (decrease)		(2,897,600)	10,937,562
Units outstanding, beginning		10,937,562	-
Units outstanding, ending		8,039,962	10,937,562

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,842,184
Cost of units redeemed/account charges			(6,049,561)
Net investment income (loss)			371,192
Net realized gain (loss)			388,140
Realized gain distributions			466,358
Net change in unrealized appreciation (depreciation)			724,939
Net assets			$9,743,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	8,040	$9,743	1.25%	11.3%	12/31/2025	$1.22	0	$0	1.00%	11.6%	12/31/2025	$1.22	0	$0	0.75%	11.9%
12/31/2024	1.09	10,938	11,909	1.25%	7.9%	12/31/2024	1.09	0	0	1.00%	8.2%	12/31/2024	1.09	0	0	0.75%	8.5%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	12.1%	12/31/2025	$1.24	0	$0	0.25%	12.4%	12/31/2025	$1.24	0	$0	0.00%	12.7%
12/31/2024	1.10	0	0	0.50%	8.7%	12/31/2024	1.10	0	0	0.25%	9.0%	12/31/2024	1.10	0	0	0.00%	9.3%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	5.7%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2015 Inst Class - 06-6T3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,374,726	$4,059,863	328,837
Receivables: investments sold	2,101
Payables: investments purchased	-
Net assets	$4,376,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,376,827	3,635,866	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$4,376,827	3,635,866

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$133,501
Mortality & expense charges			(59,552)
Net investment income (loss)			73,949

Gain (loss) on investments:
Net realized gain (loss)			137,958
Realized gain distributions			110,837
Net change in unrealized appreciation (depreciation)			170,902
Net gain (loss)			419,697

Increase (decrease) in net assets from operations			$493,646

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,949	$88,796
Net realized gain (loss)		137,958	33,863
Realized gain distributions		110,837	55,711
Net change in unrealized appreciation (depreciation)		170,902	143,961

Increase (decrease) in net assets from operations		493,646	322,331

Contract owner transactions:
Proceeds from units sold		575,603	5,166,894
Cost of units redeemed		(1,469,762)	(703,687)
Account charges		(4,107)	(4,091)
Increase (decrease)		(898,266)	4,459,116
Net increase (decrease)		(404,620)	4,781,447
Net assets, beginning		4,781,447	-
Net assets, ending		$4,376,827	$4,781,447

Units sold		510,352	5,132,362
Units redeemed		(1,277,924)	(728,924)
Net increase (decrease)		(767,572)	4,403,438
Units outstanding, beginning		4,403,438	-
Units outstanding, ending		3,635,866	4,403,438

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,742,497
Cost of units redeemed/account charges			(2,181,647)
Net investment income (loss)			162,745
Net realized gain (loss)			171,821
Realized gain distributions			166,548
Net change in unrealized appreciation (depreciation)			314,863
Net assets			$4,376,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	3,636	$4,377	1.25%	10.9%	12/31/2025	$1.21	0	$0	1.00%	11.1%	12/31/2025	$1.22	0	$0	0.75%	11.4%
12/31/2024	1.09	4,403	4,781	1.25%	7.6%	12/31/2024	1.09	0	0	1.00%	7.9%	12/31/2024	1.09	0	0	0.75%	8.2%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	11.7%	12/31/2025	$1.23	0	$0	0.25%	12.0%	12/31/2025	$1.23	0	$0	0.00%	12.3%
12/31/2024	1.09	0	0	0.50%	8.4%	12/31/2024	1.10	0	0	0.25%	8.7%	12/31/2024	1.10	0	0	0.00%	9.0%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	5.9%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2010 Inst Class - 06-6RY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$703,940	$667,901	44,052
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$703,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$703,961	588,510	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$703,961	588,510

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,929
Mortality & expense charges			(8,290)
Net investment income (loss)			14,639

Gain (loss) on investments:
Net realized gain (loss)			12,359
Realized gain distributions			17,530
Net change in unrealized appreciation (depreciation)			22,301
Net gain (loss)			52,190

Increase (decrease) in net assets from operations			$66,829

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,639	$13,895
Net realized gain (loss)		12,359	27,040
Realized gain distributions		17,530	7,783
Net change in unrealized appreciation (depreciation)		22,301	13,738

Increase (decrease) in net assets from operations		66,829	62,456

Contract owner transactions:
Proceeds from units sold		135,487	831,773
Cost of units redeemed		(197,520)	(193,186)
Account charges		(1,093)	(785)
Increase (decrease)		(63,126)	637,802
Net increase (decrease)		3,703	700,258
Net assets, beginning		700,258	-
Net assets, ending		$703,961	$700,258

Units sold		117,505	5,968,104
Units redeemed		(175,792)	(5,321,307)
Net increase (decrease)		(58,287)	646,797
Units outstanding, beginning		646,797	-
Units outstanding, ending		588,510	646,797

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$967,260
Cost of units redeemed/account charges			(392,584)
Net investment income (loss)			28,534
Net realized gain (loss)			39,399
Realized gain distributions			25,313
Net change in unrealized appreciation (depreciation)			36,039
Net assets			$703,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	589	$704	1.25%	10.5%	12/31/2025	$1.20	0	$0	1.00%	10.8%	12/31/2025	$1.21	0	$0	0.75%	11.0%
12/31/2024	1.08	647	700	1.25%	7.4%	12/31/2024	1.09	0	0	1.00%	7.6%	12/31/2024	1.09	0	0	0.75%	7.9%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	11.3%	12/31/2025	$1.22	0	$0	0.25%	11.6%	12/31/2025	$1.23	0	$0	0.00%	11.9%
12/31/2024	1.09	0	0	0.50%	8.2%	12/31/2024	1.09	0	0	0.25%	8.4%	12/31/2024	1.10	0	0	0.00%	8.7%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	6.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2005 Inst Class - 06-6RX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$602,739	$563,193	48,056
Receivables: investments sold	2,776
Payables: investments purchased	-
Net assets	$605,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$605,515	510,646	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$605,515	510,646

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,263
Mortality & expense charges			(8,901)
Net investment income (loss)			11,362

Gain (loss) on investments:
Net realized gain (loss)			26,798
Realized gain distributions			12,582
Net change in unrealized appreciation (depreciation)			18,044
Net gain (loss)			57,424

Increase (decrease) in net assets from operations			$68,786

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,362	$16,352
Net realized gain (loss)		26,798	3,686
Realized gain distributions		12,582	6,563
Net change in unrealized appreciation (depreciation)		18,044	21,502

Increase (decrease) in net assets from operations		68,786	48,103

Contract owner transactions:
Proceeds from units sold		61,503	808,578
Cost of units redeemed		(316,587)	(63,571)
Account charges		(387)	(910)
Increase (decrease)		(255,471)	744,097
Net increase (decrease)		(186,685)	792,200
Net assets, beginning		792,200	-
Net assets, ending		$605,515	$792,200

Units sold		54,386	804,083
Units redeemed		(279,077)	(68,746)
Net increase (decrease)		(224,691)	735,337
Units outstanding, beginning		735,337	-
Units outstanding, ending		510,646	735,337

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$870,081
Cost of units redeemed/account charges			(381,455)
Net investment income (loss)			27,714
Net realized gain (loss)			30,484
Realized gain distributions			19,145
Net change in unrealized appreciation (depreciation)			39,546
Net assets			$605,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	511	$606	1.25%	10.1%	12/31/2025	$1.19	0	$0	1.00%	10.3%	12/31/2025	$1.20	0	$0	0.75%	10.6%
12/31/2024	1.08	735	792	1.25%	6.9%	12/31/2024	1.08	0	0	1.00%	7.1%	12/31/2024	1.08	0	0	0.75%	7.4%
12/31/2023	1.01	0	0	1.25%	0.8%	12/31/2023	1.01	0	0	1.00%	0.8%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	0.50%	10.9%	12/31/2025	$1.21	0	$0	0.25%	11.2%	12/31/2025	$1.22	0	$0	0.00%	11.5%
12/31/2024	1.09	0	0	0.50%	7.7%	12/31/2024	1.09	0	0	0.25%	7.9%	12/31/2024	1.09	0	0	0.00%	8.2%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	6.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Intg US Smcp Gr Inst Class - 06-6RT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,824	$68,718	1,484
Receivables: investments sold	243
Payables: investments purchased	-
Net assets	$67,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,067	45,870	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$67,067	45,870

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,466)
Net investment income (loss)			(8,466)

Gain (loss) on investments:
Net realized gain (loss)			81,698
Realized gain distributions			43,384
Net change in unrealized appreciation (depreciation)			(33,130)
Net gain (loss)			91,952

Increase (decrease) in net assets from operations			$83,486

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,466)	$(5,119)
Net realized gain (loss)		81,698	2,931
Realized gain distributions		43,384	48,432
Net change in unrealized appreciation (depreciation)		(33,130)	31,236

Increase (decrease) in net assets from operations		83,486	77,480

Contract owner transactions:
Proceeds from units sold		117,233	627,314
Cost of units redeemed		(818,332)	(19,242)
Account charges		(535)	(337)
Increase (decrease)		(701,634)	607,735
Net increase (decrease)		(618,148)	685,215
Net assets, beginning		685,215	-
Net assets, ending		$67,067	$685,215

Units sold		87,551	525,392
Units redeemed		(552,287)	(14,786)
Net increase (decrease)		(464,736)	510,606
Units outstanding, beginning		510,606	-
Units outstanding, ending		45,870	510,606

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$744,547
Cost of units redeemed/account charges			(838,446)
Net investment income (loss)			(13,585)
Net realized gain (loss)			84,629
Realized gain distributions			91,816
Net change in unrealized appreciation (depreciation)			(1,894)
Net assets			$67,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	46	$67	1.25%	9.0%	12/31/2025	$1.47	0	$0	1.00%	9.2%	12/31/2025	$1.48	0	$0	0.75%	9.5%
12/31/2024	1.34	511	685	1.25%	11.6%	12/31/2024	1.35	0	0	1.00%	11.9%	12/31/2024	1.35	0	0	0.75%	12.2%
12/31/2023	1.20	0	0	1.25%	20.2%	12/31/2023	1.20	0	0	1.00%	20.2%	12/31/2023	1.20	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	9.8%	12/31/2025	$1.49	0	$0	0.25%	10.0%	12/31/2025	$1.50	0	$0	0.00%	10.3%
12/31/2024	1.35	0	0	0.50%	12.5%	12/31/2024	1.36	0	0	0.25%	12.8%	12/31/2024	1.36	0	0	0.00%	13.1%
12/31/2023	1.20	0	0	0.50%	20.4%	12/31/2023	1.20	0	0	0.25%	20.4%	12/31/2023	1.20	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.6%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price European Stock Fund - 06-755

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,894	$2,672	115
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,894	875	$3.31
Band 100	-	-	3.50
Band 75	-	-	3.70
Band 50	-	-	3.91
Band 25	-	-	4.13
Band 0	-	-	4.51
Total	$2,894	875

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$46
Mortality & expense charges			(167)
Net investment income (loss)			(121)

Gain (loss) on investments:
Net realized gain (loss)			4,484
Realized gain distributions			234
Net change in unrealized appreciation (depreciation)			(663)
Net gain (loss)			4,055

Increase (decrease) in net assets from operations			$3,934

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(121)	$167
Net realized gain (loss)		4,484	36
Realized gain distributions		234	750
Net change in unrealized appreciation (depreciation)		(663)	(886)

Increase (decrease) in net assets from operations		3,934	67

Contract owner transactions:
Proceeds from units sold		4	2,650
Cost of units redeemed		(20,947)	-
Account charges		(11)	(12)
Increase (decrease)		(20,954)	2,638
Net increase (decrease)		(17,020)	2,705
Net assets, beginning		19,914	17,209
Net assets, ending		$2,894	$19,914

Units sold		-	951
Units redeemed		(6,354)	(4)
Net increase (decrease)		(6,354)	947
Units outstanding, beginning		7,229	6,282
Units outstanding, ending		875	7,229

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$786,267
Cost of units redeemed/account charges			(936,116)
Net investment income (loss)			20,908
Net realized gain (loss)			53,010
Realized gain distributions			78,603
Net change in unrealized appreciation (depreciation)			222
Net assets			$2,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.31	1	$3	1.25%	20.0%	12/31/2025	$3.50	0	$0	1.00%	20.3%	12/31/2025	$3.70	0	$0	0.75%	20.6%
12/31/2024	2.75	7	20	1.25%	0.6%	12/31/2024	2.91	0	0	1.00%	0.8%	12/31/2024	3.06	0	0	0.75%	1.1%
12/31/2023	2.74	6	17	1.25%	17.5%	12/31/2023	2.88	0	0	1.00%	17.8%	12/31/2023	3.03	0	0	0.75%	18.1%
12/31/2022	2.33	6	14	1.25%	-22.7%	12/31/2022	2.45	0	0	1.00%	-22.5%	12/31/2022	2.57	0	0	0.75%	-22.3%
12/31/2021	3.02	6	19	1.25%	13.4%	12/31/2021	3.16	0	0	1.00%	13.7%	12/31/2021	3.30	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.91	0	$0	0.50%	20.9%	12/31/2025	$4.13	0	$0	0.25%	21.2%	12/31/2025	$4.51	0	$0	0.00%	21.5%
12/31/2024	3.23	0	0	0.50%	1.3%	12/31/2024	3.41	0	0	0.25%	1.6%	12/31/2024	3.71	0	0	0.00%	1.8%
12/31/2023	3.19	0	0	0.50%	18.4%	12/31/2023	3.35	0	0	0.25%	18.7%	12/31/2023	3.64	0	0	0.00%	19.0%
12/31/2022	2.69	0	0	0.50%	-22.1%	12/31/2022	2.83	0	0	0.25%	-22.0%	12/31/2022	3.06	0	0	0.00%	-21.8%
12/31/2021	3.46	0	0	0.50%	14.2%	12/31/2021	3.62	0	0	0.25%	14.5%	12/31/2021	3.91	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	2.1%
2023	1.8%
2022	1.1%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund Advisor Class - 06-308

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,170,581	$6,400,643	80,008
Receivables: investments sold	2,317
Payables: investments purchased	-
Net assets	$8,172,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,172,898	1,467,506	$5.57
Band 100	-	-	5.83
Band 75	-	-	6.11
Band 50	-	-	6.40
Band 25	-	-	6.71
Band 0	-	-	7.03
Total	$8,172,898	1,467,506

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(116,199)
Net investment income (loss)			(116,199)

Gain (loss) on investments:
Net realized gain (loss)			1,295,105
Realized gain distributions			1,025,236
Net change in unrealized appreciation (depreciation)			(972,476)
Net gain (loss)			1,347,865

Increase (decrease) in net assets from operations			$1,231,666

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116,199)	$(118,489)
Net realized gain (loss)		1,295,105	620,426
Realized gain distributions		1,025,236	635,582
Net change in unrealized appreciation (depreciation)		(972,476)	1,125,275

Increase (decrease) in net assets from operations		1,231,666	2,262,794

Contract owner transactions:
Proceeds from units sold		678,680	818,182
Cost of units redeemed		(3,594,645)	(1,787,867)
Account charges		(5,238)	(4,296)
Increase (decrease)		(2,921,203)	(973,981)
Net increase (decrease)		(1,689,537)	1,288,813
Net assets, beginning		9,862,435	8,573,622
Net assets, ending		$8,172,898	$9,862,435

Units sold		166,600	252,909
Units redeemed		(716,015)	(474,214)
Net increase (decrease)		(549,415)	(221,305)
Units outstanding, beginning		2,016,921	2,238,226
Units outstanding, ending		1,467,506	2,016,921

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$166,464,478
Cost of units redeemed/account charges			(259,742,741)
Net investment income (loss)			(10,867,028)
Net realized gain (loss)			70,814,733
Realized gain distributions			39,733,518
Net change in unrealized appreciation (depreciation)			1,769,938
Net assets			$8,172,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.57	1,468	$8,173	1.25%	13.9%	12/31/2025	$5.83	0	$0	1.00%	14.2%	12/31/2025	$6.11	0	$0	0.75%	14.5%
12/31/2024	4.89	2,017	9,862	1.25%	27.7%	12/31/2024	5.11	0	0	1.00%	28.0%	12/31/2024	5.34	0	0	0.75%	28.3%
12/31/2023	3.83	2,238	8,574	1.25%	43.1%	12/31/2023	3.99	0	0	1.00%	43.4%	12/31/2023	4.16	0	0	0.75%	43.8%
12/31/2022	2.68	5,089	13,625	1.25%	-41.0%	12/31/2022	2.78	0	0	1.00%	-40.9%	12/31/2022	2.89	0	0	0.75%	-40.7%
12/31/2021	4.54	8,229	37,358	1.25%	18.2%	12/31/2021	4.71	0	0	1.00%	18.5%	12/31/2021	4.88	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.40	0	$0	0.50%	14.8%	12/31/2025	$6.71	0	$0	0.25%	15.0%	12/31/2025	$7.03	0	$0	0.00%	15.3%
12/31/2024	5.58	0	0	0.50%	28.6%	12/31/2024	5.83	0	0	0.25%	28.9%	12/31/2024	6.09	0	0	0.00%	29.3%
12/31/2023	4.34	0	0	0.50%	44.2%	12/31/2023	4.52	0	0	0.25%	44.5%	12/31/2023	4.71	0	0	0.00%	44.9%
12/31/2022	3.01	0	0	0.50%	-40.6%	12/31/2022	3.13	0	0	0.25%	-40.4%	12/31/2022	3.25	57	187	0.00%	-40.3%
12/31/2021	5.07	0	0	0.50%	19.1%	12/31/2021	5.25	0	0	0.25%	19.4%	12/31/2021	5.45	23	128	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund R Class - 06-780

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,378,321	$4,812,729	67,157
Receivables: investments sold	3,613
Payables: investments purchased	-
Net assets	$6,381,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,160,432	348,974	$9.06
Band 100	3,215,991	335,891	9.57
Band 75	-	-	10.12
Band 50	5,511	515	10.70
Band 25	-	-	11.31
Band 0	-	-	12.11
Total	$6,381,934	685,380

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(77,654)
Net investment income (loss)			(77,654)

Gain (loss) on investments:
Net realized gain (loss)			801,280
Realized gain distributions			862,853
Net change in unrealized appreciation (depreciation)			(679,882)
Net gain (loss)			984,251

Increase (decrease) in net assets from operations			$906,597

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77,654)	$(77,315)
Net realized gain (loss)		801,280	259,605
Realized gain distributions		862,853	501,723
Net change in unrealized appreciation (depreciation)		(679,882)	950,118

Increase (decrease) in net assets from operations		906,597	1,634,131

Contract owner transactions:
Proceeds from units sold		319,388	340,587
Cost of units redeemed		(2,148,243)	(879,918)
Account charges		(780)	(790)
Increase (decrease)		(1,829,635)	(540,121)
Net increase (decrease)		(923,038)	1,094,010
Net assets, beginning		7,304,972	6,210,962
Net assets, ending		$6,381,934	$7,304,972

Units sold		37,825	46,791
Units redeemed		(244,784)	(122,087)
Net increase (decrease)		(206,959)	(75,296)
Units outstanding, beginning		892,339	967,635
Units outstanding, ending		685,380	892,339

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$73,318,472
Cost of units redeemed/account charges			(89,512,194)
Net investment income (loss)			(2,461,409)
Net realized gain (loss)			15,199,011
Realized gain distributions			8,272,462
Net change in unrealized appreciation (depreciation)			1,565,592
Net assets			$6,381,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.06	349	$3,160	1.25%	13.6%	12/31/2025	$9.57	336	$3,216	1.00%	13.9%	12/31/2025	$10.12	0	$0	0.75%	14.2%
12/31/2024	7.97	452	3,606	1.25%	27.3%	12/31/2024	8.41	439	3,694	1.00%	27.6%	12/31/2024	8.87	0	0	0.75%	28.0%
12/31/2023	6.26	499	3,122	1.25%	42.7%	12/31/2023	6.59	468	3,085	1.00%	43.1%	12/31/2023	6.93	0	0	0.75%	43.4%
12/31/2022	4.39	562	2,465	1.25%	-41.2%	12/31/2022	4.60	506	2,329	1.00%	-41.0%	12/31/2022	4.83	0	0	0.75%	-40.9%
12/31/2021	7.46	717	5,346	1.25%	17.9%	12/31/2021	7.81	540	4,219	1.00%	18.2%	12/31/2021	8.17	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.70	1	$6	0.50%	14.5%	12/31/2025	$11.31	0	$0	0.25%	14.8%	12/31/2025	$12.11	0	$0	0.00%	15.0%
12/31/2024	9.35	1	5	0.50%	28.3%	12/31/2024	9.86	0	0	0.25%	28.6%	12/31/2024	10.53	0	0	0.00%	28.9%
12/31/2023	7.29	1	4	0.50%	43.8%	12/31/2023	7.67	0	0	0.25%	44.2%	12/31/2023	8.17	0	0	0.00%	44.5%
12/31/2022	5.07	1	3	0.50%	-40.7%	12/31/2022	5.32	0	0	0.25%	-40.6%	12/31/2022	5.65	0	0	0.00%	-40.4%
12/31/2021	8.55	1	4	0.50%	18.8%	12/31/2021	8.95	0	0	0.25%	19.1%	12/31/2021	9.49	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund Advisor Class - 06-309

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,214,143	$1,691,562	90,985
Receivables: investments sold	-
Payables: investments purchased	(19,577)
Net assets	$2,194,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,194,566	1,309,142	$1.68
Band 100	-	-	1.76
Band 75	-	-	1.84
Band 50	-	-	1.93
Band 25	-	-	2.02
Band 0	-	-	2.12
Total	$2,194,566	1,309,142

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$52,683
Mortality & expense charges			(22,267)
Net investment income (loss)			30,416

Gain (loss) on investments:
Net realized gain (loss)			58,188
Realized gain distributions			2,726
Net change in unrealized appreciation (depreciation)			502,398
Net gain (loss)			563,312

Increase (decrease) in net assets from operations			$593,728

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,416	$972
Net realized gain (loss)		58,188	7,662
Realized gain distributions		2,726	-
Net change in unrealized appreciation (depreciation)		502,398	53

Increase (decrease) in net assets from operations		593,728	8,687

Contract owner transactions:
Proceeds from units sold		1,732,353	7,623
Cost of units redeemed		(245,401)	(33,490)
Account charges		(48)	(7)
Increase (decrease)		1,486,904	(25,874)
Net increase (decrease)		2,080,632	(17,187)
Net assets, beginning		113,934	131,121
Net assets, ending		$2,194,566	$113,934

Units sold		1,376,329	6,447
Units redeemed		(163,556)	(27,953)
Net increase (decrease)		1,212,773	(21,506)
Units outstanding, beginning		96,369	117,875
Units outstanding, ending		1,309,142	96,369

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$39,675,391
Cost of units redeemed/account charges			(36,281,355)
Net investment income (loss)			1,190,261
Net realized gain (loss)			(4,118,336)
Realized gain distributions			1,206,024
Net change in unrealized appreciation (depreciation)			522,581
Net assets			$2,194,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	1,309	$2,195	1.25%	41.8%	12/31/2025	$1.76	0	$0	1.00%	42.1%	12/31/2025	$1.84	0	$0	0.75%	42.5%
12/31/2024	1.18	96	114	1.25%	6.3%	12/31/2024	1.24	0	0	1.00%	6.6%	12/31/2024	1.29	0	0	0.75%	6.8%
12/31/2023	1.11	118	131	1.25%	17.5%	12/31/2023	1.16	0	0	1.00%	17.8%	12/31/2023	1.21	0	0	0.75%	18.1%
12/31/2022	0.95	281	266	1.25%	-9.8%	12/31/2022	0.98	0	0	1.00%	-9.6%	12/31/2022	1.02	0	0	0.75%	-9.3%
12/31/2021	1.05	331	347	1.25%	11.1%	12/31/2021	1.09	0	0	1.00%	11.4%	12/31/2021	1.13	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	42.9%	12/31/2025	$2.02	0	$0	0.25%	43.2%	12/31/2025	$2.12	0	$0	0.00%	43.6%
12/31/2024	1.35	0	0	0.50%	7.1%	12/31/2024	1.41	0	0	0.25%	7.4%	12/31/2024	1.47	0	0	0.00%	7.6%
12/31/2023	1.26	0	0	0.50%	18.3%	12/31/2023	1.31	0	0	0.25%	18.6%	12/31/2023	1.37	0	0	0.00%	18.9%
12/31/2022	1.06	0	0	0.50%	-9.1%	12/31/2022	1.11	0	0	0.25%	-8.9%	12/31/2022	1.15	0	0	0.00%	-8.7%
12/31/2021	1.17	0	0	0.50%	12.0%	12/31/2021	1.21	0	0	0.25%	12.2%	12/31/2021	1.26	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	2.1%
2023	1.7%
2022	2.3%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund R Class - 06-795

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,419,710	$911,908	60,087
Receivables: investments sold	-
Payables: investments purchased	(441)
Net assets	$1,419,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$543,544	127,080	$4.28
Band 100	870,595	192,530	4.52
Band 75	-	-	4.78
Band 50	5,130	1,015	5.05
Band 25	-	-	5.34
Band 0	-	-	5.75
Total	$1,419,269	320,625

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$32,783
Mortality & expense charges			(13,202)
Net investment income (loss)			19,581

Gain (loss) on investments:
Net realized gain (loss)			58,532
Realized gain distributions			1,827
Net change in unrealized appreciation (depreciation)			332,225
Net gain (loss)			392,584

Increase (decrease) in net assets from operations			$412,165

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,581	$8,659
Net realized gain (loss)		58,532	11,769
Realized gain distributions		1,827	-
Net change in unrealized appreciation (depreciation)		332,225	34,673

Increase (decrease) in net assets from operations		412,165	55,101

Contract owner transactions:
Proceeds from units sold		244,779	27,034
Cost of units redeemed		(164,012)	(46,490)
Account charges		(108)	(117)
Increase (decrease)		80,659	(19,573)
Net increase (decrease)		492,824	35,528
Net assets, beginning		926,445	890,917
Net assets, ending		$1,419,269	$926,445

Units sold		66,688	8,442
Units redeemed		(43,127)	(14,979)
Net increase (decrease)		23,561	(6,537)
Units outstanding, beginning		297,064	303,601
Units outstanding, ending		320,625	297,064

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,661,104
Cost of units redeemed/account charges			(28,269,329)
Net investment income (loss)			94,537
Net realized gain (loss)			1,902,732
Realized gain distributions			522,423
Net change in unrealized appreciation (depreciation)			507,802
Net assets			$1,419,269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.28	127	$544	1.25%	41.5%	12/31/2025	$4.52	193	$871	1.00%	41.8%	12/31/2025	$4.78	0	$0	0.75%	42.2%
12/31/2024	3.02	128	386	1.25%	6.0%	12/31/2024	3.19	168	537	1.00%	6.3%	12/31/2024	3.36	0	0	0.75%	6.5%
12/31/2023	2.85	138	393	1.25%	17.2%	12/31/2023	3.00	165	494	1.00%	17.5%	12/31/2023	3.16	0	0	0.75%	17.8%
12/31/2022	2.43	149	363	1.25%	-10.0%	12/31/2022	2.55	171	436	1.00%	-9.8%	12/31/2022	2.68	0	0	0.75%	-9.5%
12/31/2021	2.70	173	469	1.25%	10.8%	12/31/2021	2.83	162	459	1.00%	11.1%	12/31/2021	2.96	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.05	1	$5	0.50%	42.5%	12/31/2025	$5.34	0	$0	0.25%	42.9%	12/31/2025	$5.75	0	$0	0.00%	43.2%
12/31/2024	3.55	1	4	0.50%	6.8%	12/31/2024	3.74	0	0	0.25%	7.1%	12/31/2024	4.02	0	0	0.00%	7.3%
12/31/2023	3.32	1	3	0.50%	18.1%	12/31/2023	3.49	0	0	0.25%	18.4%	12/31/2023	3.74	0	0	0.00%	18.7%
12/31/2022	2.81	1	3	0.50%	-9.3%	12/31/2022	2.95	0	0	0.25%	-9.1%	12/31/2022	3.15	0	0	0.00%	-8.9%
12/31/2021	3.10	1	3	0.50%	11.6%	12/31/2021	3.25	0	0	0.25%	11.9%	12/31/2021	3.46	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.1%
2023	2.5%
2022	2.2%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Stock Fund R Class - 06-715

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,843	$310,867	16,756
Receivables: investments sold	190
Payables: investments purchased	-
Net assets	$347,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$248,050	85,211	$2.91
Band 100	98,983	32,158	3.08
Band 75	-	-	3.25
Band 50	-	-	3.44
Band 25	-	-	3.64
Band 0	-	-	3.85
Total	$347,033	117,369

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,644
Mortality & expense charges			(3,862)
Net investment income (loss)			1,782

Gain (loss) on investments:
Net realized gain (loss)			6,717
Realized gain distributions			23,952
Net change in unrealized appreciation (depreciation)			18,064
Net gain (loss)			48,733

Increase (decrease) in net assets from operations			$50,515

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,782	$(3,574)
Net realized gain (loss)		6,717	6,975
Realized gain distributions		23,952	1,287
Net change in unrealized appreciation (depreciation)		18,064	2,678

Increase (decrease) in net assets from operations		50,515	7,366

Contract owner transactions:
Proceeds from units sold		35,175	38,189
Cost of units redeemed		(36,450)	(58,806)
Account charges		(58)	(41)
Increase (decrease)		(1,333)	(20,658)
Net increase (decrease)		49,182	(13,292)
Net assets, beginning		297,851	311,143
Net assets, ending		$347,033	$297,851

Units sold		12,790	15,210
Units redeemed		(12,683)	(21,746)
Net increase (decrease)		107	(6,536)
Units outstanding, beginning		117,262	123,798
Units outstanding, ending		117,369	117,262

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,316,433
Cost of units redeemed/account charges			(2,217,992)
Net investment income (loss)			(29,694)
Net realized gain (loss)			104,959
Realized gain distributions			137,351
Net change in unrealized appreciation (depreciation)			35,976
Net assets			$347,033

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.91	85	$248	1.25%	16.4%	12/31/2025	$3.08	32	$99	1.00%	16.6%	12/31/2025	$3.25	0	$0	0.75%	16.9%
12/31/2024	2.50	85	212	1.25%	1.5%	12/31/2024	2.64	33	86	1.00%	1.8%	12/31/2024	2.78	0	0	0.75%	2.1%
12/31/2023	2.46	76	188	1.25%	14.4%	12/31/2023	2.59	48	123	1.00%	14.6%	12/31/2023	2.73	0	0	0.75%	14.9%
12/31/2022	2.15	86	186	1.25%	-17.3%	12/31/2022	2.26	51	115	1.00%	-17.1%	12/31/2022	2.37	0	0	0.75%	-16.9%
12/31/2021	2.61	70	181	1.25%	-0.4%	12/31/2021	2.73	51	140	1.00%	-0.1%	12/31/2021	2.86	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	0	$0	0.50%	17.2%	12/31/2025	$3.64	0	$0	0.25%	17.5%	12/31/2025	$3.85	0	$0	0.00%	17.8%
12/31/2024	2.94	0	0	0.50%	2.3%	12/31/2024	3.09	0	0	0.25%	2.6%	12/31/2024	3.27	0	0	0.00%	2.8%
12/31/2023	2.87	0	0	0.50%	15.2%	12/31/2023	3.02	0	0	0.25%	15.5%	12/31/2023	3.18	0	0	0.00%	15.8%
12/31/2022	2.49	0	0	0.50%	-16.7%	12/31/2022	2.61	0	0	0.25%	-16.5%	12/31/2022	2.74	0	0	0.00%	-16.3%
12/31/2021	2.99	0	0	0.50%	0.4%	12/31/2021	3.13	0	0	0.25%	0.6%	12/31/2021	3.28	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	0.0%
2023	0.7%
2022	0.0%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund R Class - 06-790

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,399	$178,840	1,981
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$167,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,490	19,990	$8.38
Band 100	-	-	8.86
Band 75	-	-	9.36
Band 50	-	-	9.90
Band 25	-	-	10.47
Band 0	-	-	11.18
Total	$167,490	19,990

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,647)
Net investment income (loss)			(2,647)

Gain (loss) on investments:
Net realized gain (loss)			(1,149)
Realized gain distributions			11,495
Net change in unrealized appreciation (depreciation)			(3,412)
Net gain (loss)			6,934

Increase (decrease) in net assets from operations			$4,287

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,647)	$(8,975)
Net realized gain (loss)		(1,149)	17,074
Realized gain distributions		11,495	23,584
Net change in unrealized appreciation (depreciation)		(3,412)	7,205

Increase (decrease) in net assets from operations		4,287	38,888

Contract owner transactions:
Proceeds from units sold		23,461	158,375
Cost of units redeemed		(88,489)	(1,117,731)
Account charges		(135)	(981)
Increase (decrease)		(65,163)	(960,337)
Net increase (decrease)		(60,876)	(921,449)
Net assets, beginning		228,366	1,149,815
Net assets, ending		$167,490	$228,366

Units sold		2,879	20,947
Units redeemed		(10,624)	(143,272)
Net increase (decrease)		(7,745)	(122,325)
Units outstanding, beginning		27,735	150,060
Units outstanding, ending		19,990	27,735

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,342,231
Cost of units redeemed/account charges			(28,718,226)
Net investment income (loss)			(689,009)
Net realized gain (loss)			2,854,510
Realized gain distributions			4,389,425
Net change in unrealized appreciation (depreciation)			(11,441)
Net assets			$167,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$8.38	20	$167	1.25%	1.8%	12/31/2025	$8.86	0	$0	1.00%	2.0%	12/31/2025	$9.36	0	$0	0.75%	2.3%
12/31/2024	8.23	28	228	1.25%	7.5%	12/31/2024	8.68	0	0	1.00%	7.7%	12/31/2024	9.16	0	0	0.75%	8.0%
12/31/2023	7.66	150	1,150	1.25%	18.0%	12/31/2023	8.06	0	0	1.00%	18.3%	12/31/2023	8.48	0	0	0.75%	18.6%
12/31/2022	6.49	194	1,257	1.25%	-23.9%	12/31/2022	6.82	0	0	1.00%	-23.7%	12/31/2022	7.15	0	0	0.75%	-23.5%
12/31/2021	8.53	306	2,615	1.25%	13.0%	12/31/2021	8.93	0	0	1.00%	13.3%	12/31/2021	9.35	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.90	0	$0	0.50%	2.5%	12/31/2025	$10.47	0	$0	0.25%	2.8%	12/31/2025	$11.18	0	$0	0.00%	3.0%
12/31/2024	9.66	0	0	0.50%	8.3%	12/31/2024	10.18	0	0	0.25%	8.5%	12/31/2024	10.85	0	0	0.00%	8.8%
12/31/2023	8.92	0	0	0.50%	18.9%	12/31/2023	9.38	0	0	0.25%	19.2%	12/31/2023	9.97	0	0	0.00%	19.5%
12/31/2022	7.50	0	0	0.50%	-23.3%	12/31/2022	7.87	0	0	0.25%	-23.1%	12/31/2022	8.35	0	0	0.00%	-22.9%
12/31/2021	9.78	0	0	0.50%	13.9%	12/31/2021	10.24	0	0	0.25%	14.1%	12/31/2021	10.83	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund R Class - 06-785

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,511	$81,552	2,630
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$81,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,569	10,659	$7.65
Band 100	-	-	8.09
Band 75	-	-	8.55
Band 50	-	-	9.04
Band 25	-	-	9.56
Band 0	-	-	10.26
Total	$81,569	10,659

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$734
Mortality & expense charges			(2,078)
Net investment income (loss)			(1,344)

Gain (loss) on investments:
Net realized gain (loss)			6,007
Realized gain distributions			3,259
Net change in unrealized appreciation (depreciation)			(1,238)
Net gain (loss)			8,028

Increase (decrease) in net assets from operations			$6,684

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,344)	$(2,986)
Net realized gain (loss)		6,007	38,406
Realized gain distributions		3,259	22,346
Net change in unrealized appreciation (depreciation)		(1,238)	(9,498)

Increase (decrease) in net assets from operations		6,684	48,268

Contract owner transactions:
Proceeds from units sold		11,589	58,309
Cost of units redeemed		(129,481)	(399,250)
Account charges		-	(18)
Increase (decrease)		(117,892)	(340,959)
Net increase (decrease)		(111,208)	(292,691)
Net assets, beginning		192,777	485,468
Net assets, ending		$81,569	$192,777

Units sold		1,592	11,717
Units redeemed		(17,201)	(61,025)
Net increase (decrease)		(15,609)	(49,308)
Units outstanding, beginning		26,268	75,576
Units outstanding, ending		10,659	26,268

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,406,900
Cost of units redeemed/account charges			(9,472,975)
Net investment income (loss)			(141,741)
Net realized gain (loss)			875,852
Realized gain distributions			1,413,574
Net change in unrealized appreciation (depreciation)			(41)
Net assets			$81,569

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.65	11	$82	1.25%	4.3%	12/31/2025	$8.09	0	$0	1.00%	4.5%	12/31/2025	$8.55	0	$0	0.75%	4.8%
12/31/2024	7.34	26	193	1.25%	14.3%	12/31/2024	7.74	0	0	1.00%	14.5%	12/31/2024	8.16	0	0	0.75%	14.8%
12/31/2023	6.42	76	485	1.25%	16.7%	12/31/2023	6.76	0	0	1.00%	17.0%	12/31/2023	7.11	0	0	0.75%	17.3%
12/31/2022	5.50	53	293	1.25%	-5.9%	12/31/2022	5.78	0	0	1.00%	-5.6%	12/31/2022	6.06	0	0	0.75%	-5.4%
12/31/2021	5.85	58	340	1.25%	22.4%	12/31/2021	6.12	0	0	1.00%	22.7%	12/31/2021	6.41	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.04	0	$0	0.50%	5.1%	12/31/2025	$9.56	0	$0	0.25%	5.3%	12/31/2025	$10.26	0	$0	0.00%	5.6%
12/31/2024	8.61	0	0	0.50%	15.1%	12/31/2024	9.08	0	0	0.25%	15.4%	12/31/2024	9.71	0	0	0.00%	15.7%
12/31/2023	7.48	0	0	0.50%	17.6%	12/31/2023	7.87	0	0	0.25%	17.9%	12/31/2023	8.40	0	0	0.00%	18.2%
12/31/2022	6.36	0	0	0.50%	-5.2%	12/31/2022	6.67	0	0	0.25%	-4.9%	12/31/2022	7.11	0	0	0.00%	-4.7%
12/31/2021	6.71	0	0	0.50%	23.3%	12/31/2021	7.02	0	0	0.25%	23.6%	12/31/2021	7.46	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.5%
2022	0.4%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,329	$135,602	4,393
Receivables: investments sold	-
Payables: investments purchased	(127)
Net assets	$140,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,202	39,674	$3.53
Band 100	-	-	3.70
Band 75	-	-	3.88
Band 50	-	-	4.06
Band 25	-	-	4.26
Band 0	-	-	4.46
Total	$140,202	39,674

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,790
Mortality & expense charges			(2,577)
Net investment income (loss)			(787)

Gain (loss) on investments:
Net realized gain (loss)			(7,673)
Realized gain distributions			5,453
Net change in unrealized appreciation (depreciation)			4,896
Net gain (loss)			2,676

Increase (decrease) in net assets from operations			$1,889

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(787)	$(665)
Net realized gain (loss)		(7,673)	18,801
Realized gain distributions		5,453	27,093
Net change in unrealized appreciation (depreciation)		4,896	(11,352)

Increase (decrease) in net assets from operations		1,889	33,877

Contract owner transactions:
Proceeds from units sold		113,336	129,935
Cost of units redeemed		(263,312)	(124,389)
Account charges		(133)	(193)
Increase (decrease)		(150,109)	5,353
Net increase (decrease)		(148,220)	39,230
Net assets, beginning		288,422	249,192
Net assets, ending		$140,202	$288,422

Units sold		35,128	38,787
Units redeemed		(80,796)	(37,921)
Net increase (decrease)		(45,668)	866
Units outstanding, beginning		85,342	84,476
Units outstanding, ending		39,674	85,342

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,532,097
Cost of units redeemed/account charges			(7,087,280)
Net investment income (loss)			25,465
Net realized gain (loss)			475,586
Realized gain distributions			1,189,607
Net change in unrealized appreciation (depreciation)			4,727
Net assets			$140,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.53	40	$140	1.25%	4.6%	12/31/2025	$3.70	0	$0	1.00%	4.8%	12/31/2025	$3.88	0	$0	0.75%	5.1%
12/31/2024	3.38	85	288	1.25%	14.6%	12/31/2024	3.53	0	0	1.00%	14.9%	12/31/2024	3.69	0	0	0.75%	15.1%
12/31/2023	2.95	84	249	1.25%	17.0%	12/31/2023	3.07	0	0	1.00%	17.3%	12/31/2023	3.21	0	0	0.75%	17.6%
12/31/2022	2.52	79	199	1.25%	-5.6%	12/31/2022	2.62	0	0	1.00%	-5.4%	12/31/2022	2.73	0	0	0.75%	-5.2%
12/31/2021	2.67	70	187	1.25%	22.6%	12/31/2021	2.77	0	0	1.00%	22.9%	12/31/2021	2.88	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.06	0	$0	0.50%	5.4%	12/31/2025	$4.26	0	$0	0.25%	5.6%	12/31/2025	$4.46	0	$0	0.00%	5.9%
12/31/2024	3.86	0	0	0.50%	15.4%	12/31/2024	4.03	0	0	0.25%	15.7%	12/31/2024	4.21	0	0	0.00%	16.0%
12/31/2023	3.34	0	0	0.50%	17.8%	12/31/2023	3.48	0	0	0.25%	18.1%	12/31/2023	3.63	0	0	0.00%	18.4%
12/31/2022	2.84	0	0	0.50%	-4.9%	12/31/2022	2.95	0	0	0.25%	-4.7%	12/31/2022	3.07	0	0	0.00%	-4.5%
12/31/2021	2.98	0	0	0.50%	23.5%	12/31/2021	3.09	0	0	0.25%	23.8%	12/31/2021	3.21	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.9%
2023	0.9%
2022	0.5%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund R Class - 06-576

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,960	$201,367	15,849
Receivables: investments sold	699
Payables: investments purchased	-
Net assets	$200,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,659	112,596	$1.78
Band 100	-	-	1.84
Band 75	-	-	1.91
Band 50	-	-	1.97
Band 25	-	-	2.04
Band 0	-	-	2.11
Total	$200,659	112,596

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,577
Mortality & expense charges			(1,564)
Net investment income (loss)			4,013

Gain (loss) on investments:
Net realized gain (loss)			(427)
Realized gain distributions			4,176
Net change in unrealized appreciation (depreciation)			2,673
Net gain (loss)			6,422

Increase (decrease) in net assets from operations			$10,435

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,013	$1,649
Net realized gain (loss)		(427)	(1,682)
Realized gain distributions		4,176	1,182
Net change in unrealized appreciation (depreciation)		2,673	7,986

Increase (decrease) in net assets from operations		10,435	9,135

Contract owner transactions:
Proceeds from units sold		93,145	15,495
Cost of units redeemed		(44,936)	(39,640)
Account charges		(324)	(309)
Increase (decrease)		47,885	(24,454)
Net increase (decrease)		58,320	(15,319)
Net assets, beginning		142,339	157,658
Net assets, ending		$200,659	$142,339

Units sold		52,580	9,732
Units redeemed		(27,274)	(25,198)
Net increase (decrease)		25,306	(15,466)
Units outstanding, beginning		87,290	102,756
Units outstanding, ending		112,596	87,290

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,906,448
Cost of units redeemed/account charges			(3,978,163)
Net investment income (loss)			31,116
Net realized gain (loss)			40,578
Realized gain distributions			202,087
Net change in unrealized appreciation (depreciation)			(1,407)
Net assets			$200,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.78	113	$201	1.25%	9.3%	12/31/2025	$1.84	0	$0	1.00%	9.6%	12/31/2025	$1.91	0	$0	0.75%	9.8%
12/31/2024	1.63	87	142	1.25%	6.3%	12/31/2024	1.68	0	0	1.00%	6.5%	12/31/2024	1.74	0	0	0.75%	6.8%
12/31/2023	1.53	103	158	1.25%	9.9%	12/31/2023	1.58	0	0	1.00%	10.1%	12/31/2023	1.63	0	0	0.75%	10.4%
12/31/2022	1.40	123	172	1.25%	-15.1%	12/31/2022	1.43	0	0	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.64	244	402	1.25%	6.2%	12/31/2021	1.68	0	0	1.00%	6.4%	12/31/2021	1.73	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	0	$0	0.50%	10.1%	12/31/2025	$2.04	0	$0	0.25%	10.4%	12/31/2025	$2.11	0	$0	0.00%	10.7%
12/31/2024	1.79	0	0	0.50%	7.1%	12/31/2024	1.85	0	0	0.25%	7.4%	12/31/2024	1.91	0	0	0.00%	7.6%
12/31/2023	1.67	0	0	0.50%	10.7%	12/31/2023	1.72	0	0	0.25%	11.0%	12/31/2023	1.77	0	0	0.00%	11.2%
12/31/2022	1.51	0	0	0.50%	-14.4%	12/31/2022	1.55	0	0	0.25%	-14.2%	12/31/2022	1.59	0	0	0.00%	-14.0%
12/31/2021	1.77	0	0	0.50%	7.0%	12/31/2021	1.81	0	0	0.25%	7.2%	12/31/2021	1.85	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.3%
2023	2.1%
2022	1.4%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,005	$10,218	876
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$11,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,004	5,964	$1.85
Band 100	-	-	1.91
Band 75	-	-	1.98
Band 50	-	-	2.04
Band 25	-	-	2.11
Band 0	-	-	2.19
Total	$11,004	5,964

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$332
Mortality & expense charges			(156)
Net investment income (loss)			176

Gain (loss) on investments:
Net realized gain (loss)			1,350
Realized gain distributions			231
Net change in unrealized appreciation (depreciation)			(393)
Net gain (loss)			1,188

Increase (decrease) in net assets from operations			$1,364

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$176	$287
Net realized gain (loss)		1,350	1,485
Realized gain distributions		231	237
Net change in unrealized appreciation (depreciation)		(393)	562

Increase (decrease) in net assets from operations		1,364	2,571

Contract owner transactions:
Proceeds from units sold		1,167	5,889
Cost of units redeemed		(20,311)	(15,731)
Account charges		(50)	(126)
Increase (decrease)		(19,194)	(9,968)
Net increase (decrease)		(17,830)	(7,397)
Net assets, beginning		28,834	36,231
Net assets, ending		$11,004	$28,834

Units sold		685	3,688
Units redeemed		(11,852)	(9,481)
Net increase (decrease)		(11,167)	(5,793)
Units outstanding, beginning		17,131	22,924
Units outstanding, ending		5,964	17,131

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,693,093
Cost of units redeemed/account charges			(3,918,561)
Net investment income (loss)			24,990
Net realized gain (loss)			49,256
Realized gain distributions			161,439
Net change in unrealized appreciation (depreciation)			787
Net assets			$11,004

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	6	$11	1.25%	9.6%	12/31/2025	$1.91	0	$0	1.00%	9.9%	12/31/2025	$1.98	0	$0	0.75%	10.2%
12/31/2024	1.68	17	29	1.25%	6.5%	12/31/2024	1.74	0	0	1.00%	6.8%	12/31/2024	1.79	0	0	0.75%	7.0%
12/31/2023	1.58	23	36	1.25%	10.3%	12/31/2023	1.63	0	0	1.00%	10.5%	12/31/2023	1.67	0	0	0.75%	10.8%
12/31/2022	1.43	20	29	1.25%	-15.0%	12/31/2022	1.47	0	0	1.00%	-14.8%	12/31/2022	1.51	0	0	0.75%	-14.5%
12/31/2021	1.69	274	463	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.77	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.04	0	$0	0.50%	10.5%	12/31/2025	$2.11	0	$0	0.25%	10.7%	12/31/2025	$2.19	0	$0	0.00%	11.0%
12/31/2024	1.85	0	0	0.50%	7.3%	12/31/2024	1.91	0	0	0.25%	7.6%	12/31/2024	1.97	0	0	0.00%	7.8%
12/31/2023	1.72	0	0	0.50%	11.1%	12/31/2023	1.77	0	0	0.25%	11.4%	12/31/2023	1.83	0	0	0.00%	11.6%
12/31/2022	1.55	0	0	0.50%	-14.3%	12/31/2022	1.59	0	0	0.25%	-14.1%	12/31/2022	1.64	0	0	0.00%	-13.9%
12/31/2021	1.81	0	0	0.50%	7.3%	12/31/2021	1.86	0	0	0.25%	7.5%	12/31/2021	1.90	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.4%
2023	2.8%
2022	0.3%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund R Class - 06-579

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,261	$278,829	17,807
Receivables: investments sold	-
Payables: investments purchased	(319)
Net assets	$279,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$279,942	146,746	$1.91
Band 100	-	-	1.97
Band 75	-	-	2.04
Band 50	-	-	2.11
Band 25	-	-	2.19
Band 0	-	-	2.26
Total	$279,942	146,746

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,380
Mortality & expense charges			(3,338)
Net investment income (loss)			4,042

Gain (loss) on investments:
Net realized gain (loss)			(3,650)
Realized gain distributions			7,066
Net change in unrealized appreciation (depreciation)			18,870
Net gain (loss)			22,286

Increase (decrease) in net assets from operations			$26,328

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,042	$2,402
Net realized gain (loss)		(3,650)	(10,345)
Realized gain distributions		7,066	4,046
Net change in unrealized appreciation (depreciation)		18,870	40,954

Increase (decrease) in net assets from operations		26,328	37,057

Contract owner transactions:
Proceeds from units sold		67,341	32,496
Cost of units redeemed		(168,976)	(274,559)
Account charges		(1,967)	(1,626)
Increase (decrease)		(103,602)	(243,689)
Net increase (decrease)		(77,274)	(206,632)
Net assets, beginning		357,216	563,848
Net assets, ending		$279,942	$357,216

Units sold		37,306	19,170
Units redeemed		(96,181)	(159,667)
Net increase (decrease)		(58,875)	(140,497)
Units outstanding, beginning		205,621	346,118
Units outstanding, ending		146,746	205,621

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,238,795
Cost of units redeemed/account charges			(9,675,459)
Net investment income (loss)			74,791
Net realized gain (loss)			(22,232)
Realized gain distributions			662,615
Net change in unrealized appreciation (depreciation)			1,432
Net assets			$279,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	147	$280	1.25%	9.8%	12/31/2025	$1.97	0	$0	1.00%	10.1%	12/31/2025	$2.04	0	$0	0.75%	10.4%
12/31/2024	1.74	206	357	1.25%	6.6%	12/31/2024	1.79	0	0	1.00%	6.9%	12/31/2024	1.85	0	0	0.75%	7.2%
12/31/2023	1.63	346	564	1.25%	10.5%	12/31/2023	1.68	0	0	1.00%	10.7%	12/31/2023	1.73	0	0	0.75%	11.0%
12/31/2022	1.47	436	643	1.25%	-15.5%	12/31/2022	1.51	0	0	1.00%	-15.3%	12/31/2022	1.56	0	0	0.75%	-15.1%
12/31/2021	1.75	618	1,079	1.25%	6.9%	12/31/2021	1.79	0	0	1.00%	7.1%	12/31/2021	1.83	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	0	$0	0.50%	10.6%	12/31/2025	$2.19	0	$0	0.25%	10.9%	12/31/2025	$2.26	0	$0	0.00%	11.2%
12/31/2024	1.91	0	0	0.50%	7.4%	12/31/2024	1.97	0	0	0.25%	7.7%	12/31/2024	2.03	0	0	0.00%	8.0%
12/31/2023	1.78	0	0	0.50%	11.3%	12/31/2023	1.83	0	0	0.25%	11.6%	12/31/2023	1.88	0	0	0.00%	11.8%
12/31/2022	1.60	0	0	0.50%	-14.9%	12/31/2022	1.64	0	0	0.25%	-14.6%	12/31/2022	1.68	0	0	0.00%	-14.4%
12/31/2021	1.88	0	0	0.50%	7.7%	12/31/2021	1.92	0	0	0.25%	7.9%	12/31/2021	1.97	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	1.9%
2023	2.0%
2022	1.7%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$522,974	$531,072	32,942
Receivables: investments sold	475
Payables: investments purchased	-
Net assets	$523,449

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$523,449	265,228	$1.97
Band 100	-	-	2.04
Band 75	-	-	2.11
Band 50	-	-	2.19
Band 25	-	-	2.26
Band 0	-	-	2.34
Total	$523,449	265,228

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,914
Mortality & expense charges			(6,634)
Net investment income (loss)			8,280

Gain (loss) on investments:
Net realized gain (loss)			(10,653)
Realized gain distributions			13,147
Net change in unrealized appreciation (depreciation)			35,496
Net gain (loss)			37,990

Increase (decrease) in net assets from operations			$46,270

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,280	$6,814
Net realized gain (loss)		(10,653)	(10,034)
Realized gain distributions		13,147	6,428
Net change in unrealized appreciation (depreciation)		35,496	44,812

Increase (decrease) in net assets from operations		46,270	48,020

Contract owner transactions:
Proceeds from units sold		49,132	49,837
Cost of units redeemed		(142,943)	(189,858)
Account charges		(111)	(262)
Increase (decrease)		(93,922)	(140,283)
Net increase (decrease)		(47,652)	(92,263)
Net assets, beginning		571,101	663,364
Net assets, ending		$523,449	$571,101

Units sold		26,249	28,483
Units redeemed		(79,557)	(105,509)
Net increase (decrease)		(53,308)	(77,026)
Units outstanding, beginning		318,536	395,562
Units outstanding, ending		265,228	318,536

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,952,178
Cost of units redeemed/account charges			(10,492,723)
Net investment income (loss)			130,353
Net realized gain (loss)			112,036
Realized gain distributions			829,703
Net change in unrealized appreciation (depreciation)			(8,098)
Net assets			$523,449

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	265	$523	1.25%	10.1%	12/31/2025	$2.04	0	$0	1.00%	10.4%	12/31/2025	$2.11	0	$0	0.75%	10.6%
12/31/2024	1.79	319	571	1.25%	6.9%	12/31/2024	1.85	0	0	1.00%	7.2%	12/31/2024	1.91	0	0	0.75%	7.4%
12/31/2023	1.68	396	663	1.25%	10.7%	12/31/2023	1.73	0	0	1.00%	11.0%	12/31/2023	1.78	0	0	0.75%	11.2%
12/31/2022	1.52	542	821	1.25%	-15.2%	12/31/2022	1.56	0	0	1.00%	-15.0%	12/31/2022	1.60	0	0	0.75%	-14.8%
12/31/2021	1.79	514	919	1.25%	7.1%	12/31/2021	1.83	0	0	1.00%	7.4%	12/31/2021	1.88	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.19	0	$0	0.50%	10.9%	12/31/2025	$2.26	0	$0	0.25%	11.2%	12/31/2025	$2.34	0	$0	0.00%	11.5%
12/31/2024	1.97	0	0	0.50%	7.7%	12/31/2024	2.03	0	0	0.25%	8.0%	12/31/2024	2.10	0	0	0.00%	8.3%
12/31/2023	1.83	0	0	0.50%	11.5%	12/31/2023	1.88	0	0	0.25%	11.8%	12/31/2023	1.94	0	0	0.00%	12.1%
12/31/2022	1.64	0	0	0.50%	-14.6%	12/31/2022	1.68	0	0	0.25%	-14.4%	12/31/2022	1.73	0	0	0.00%	-14.2%
12/31/2021	1.92	0	0	0.50%	8.0%	12/31/2021	1.97	0	0	0.25%	8.2%	12/31/2021	2.02	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.5%
2023	2.1%
2022	2.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund R Class - 06-776

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,947	$452,683	35,133
Receivables: investments sold	6,893
Payables: investments purchased	-
Net assets	$458,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$458,840	210,440	$2.18
Band 100	-	-	2.26
Band 75	-	-	2.35
Band 50	-	-	2.44
Band 25	-	-	2.54
Band 0	-	-	2.64
Total	$458,840	210,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,156
Mortality & expense charges			(6,099)
Net investment income (loss)			5,057

Gain (loss) on investments:
Net realized gain (loss)			(14,787)
Realized gain distributions			11,731
Net change in unrealized appreciation (depreciation)			45,417
Net gain (loss)			42,361

Increase (decrease) in net assets from operations			$47,418

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,057	$7,158
Net realized gain (loss)		(14,787)	(17,949)
Realized gain distributions		11,731	8,475
Net change in unrealized appreciation (depreciation)		45,417	48,669

Increase (decrease) in net assets from operations		47,418	46,353

Contract owner transactions:
Proceeds from units sold		83,690	79,412
Cost of units redeemed		(387,143)	(167,616)
Account charges		(467)	(421)
Increase (decrease)		(303,920)	(88,625)
Net increase (decrease)		(256,502)	(42,272)
Net assets, beginning		715,342	757,614
Net assets, ending		$458,840	$715,342

Units sold		40,123	40,801
Units redeemed		(190,926)	(88,817)
Net increase (decrease)		(150,803)	(48,016)
Units outstanding, beginning		361,243	409,259
Units outstanding, ending		210,440	361,243

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,186,420
Cost of units redeemed/account charges			(30,149,258)
Net investment income (loss)			176,168
Net realized gain (loss)			1,164,292
Realized gain distributions			2,081,954
Net change in unrealized appreciation (depreciation)			(736)
Net assets			$458,840

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	210	$459	1.25%	10.1%	12/31/2025	$2.26	0	$0	1.00%	10.4%	12/31/2025	$2.35	0	$0	0.75%	10.7%
12/31/2024	1.98	361	715	1.25%	7.0%	12/31/2024	2.05	0	0	1.00%	7.2%	12/31/2024	2.13	0	0	0.75%	7.5%
12/31/2023	1.85	409	758	1.25%	11.0%	12/31/2023	1.91	0	0	1.00%	11.2%	12/31/2023	1.98	0	0	0.75%	11.5%
12/31/2022	1.67	582	971	1.25%	-15.7%	12/31/2022	1.72	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.98	1,014	2,007	1.25%	7.7%	12/31/2021	2.03	0	0	1.00%	7.9%	12/31/2021	2.09	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.44	0	$0	0.50%	10.9%	12/31/2025	$2.54	0	$0	0.25%	11.2%	12/31/2025	$2.64	0	$0	0.00%	11.5%
12/31/2024	2.20	0	0	0.50%	7.8%	12/31/2024	2.28	0	0	0.25%	8.1%	12/31/2024	2.36	0	0	0.00%	8.3%
12/31/2023	2.04	0	0	0.50%	11.8%	12/31/2023	2.11	0	0	0.25%	12.1%	12/31/2023	2.18	0	0	0.00%	12.3%
12/31/2022	1.83	0	0	0.50%	-15.0%	12/31/2022	1.88	0	0	0.25%	-14.8%	12/31/2022	1.94	0	0	0.00%	-14.6%
12/31/2021	2.15	0	0	0.50%	8.5%	12/31/2021	2.21	0	0	0.25%	8.7%	12/31/2021	2.27	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.2%
2023	1.8%
2022	1.4%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$456,315	$410,778	34,377
Receivables: investments sold	220
Payables: investments purchased	-
Net assets	$456,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$456,535	201,654	$2.26
Band 100	-	-	2.35
Band 75	-	-	2.44
Band 50	-	-	2.54
Band 25	-	-	2.63
Band 0	-	-	2.74
Total	$456,535	201,654

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$12,156
Mortality & expense charges			(5,565)
Net investment income (loss)			6,591

Gain (loss) on investments:
Net realized gain (loss)			4,887
Realized gain distributions			11,629
Net change in unrealized appreciation (depreciation)			21,008
Net gain (loss)			37,524

Increase (decrease) in net assets from operations			$44,115

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,591	$4,411
Net realized gain (loss)		4,887	12,441
Realized gain distributions		11,629	5,168
Net change in unrealized appreciation (depreciation)		21,008	15,652

Increase (decrease) in net assets from operations		44,115	37,672

Contract owner transactions:
Proceeds from units sold		19,791	30,816
Cost of units redeemed		(47,558)	(121,336)
Account charges		(179)	(265)
Increase (decrease)		(27,946)	(90,785)
Net increase (decrease)		16,169	(53,113)
Net assets, beginning		440,366	493,479
Net assets, ending		$456,535	$440,366

Units sold		9,225	15,985
Units redeemed		(22,394)	(59,196)
Net increase (decrease)		(13,169)	(43,211)
Units outstanding, beginning		214,823	258,034
Units outstanding, ending		201,654	214,823

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,721,408
Cost of units redeemed/account charges			(38,726,498)
Net investment income (loss)			392,319
Net realized gain (loss)			1,277,060
Realized gain distributions			3,746,709
Net change in unrealized appreciation (depreciation)			45,537
Net assets			$456,535

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	202	$457	1.25%	10.4%	12/31/2025	$2.35	0	$0	1.00%	10.7%	12/31/2025	$2.44	0	$0	0.75%	11.0%
12/31/2024	2.05	215	440	1.25%	7.2%	12/31/2024	2.12	0	0	1.00%	7.5%	12/31/2024	2.20	0	0	0.75%	7.7%
12/31/2023	1.91	258	493	1.25%	11.3%	12/31/2023	1.98	0	0	1.00%	11.6%	12/31/2023	2.04	0	0	0.75%	11.9%
12/31/2022	1.72	1,152	1,979	1.25%	-15.5%	12/31/2022	1.77	0	0	1.00%	-15.3%	12/31/2022	1.83	0	0	0.75%	-15.1%
12/31/2021	2.03	2,007	4,083	1.25%	8.0%	12/31/2021	2.09	0	0	1.00%	8.2%	12/31/2021	2.15	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	0	$0	0.50%	11.3%	12/31/2025	$2.63	0	$0	0.25%	11.6%	12/31/2025	$2.74	0	$0	0.00%	11.8%
12/31/2024	2.28	0	0	0.50%	8.0%	12/31/2024	2.36	0	0	0.25%	8.3%	12/31/2024	2.45	0	0	0.00%	8.5%
12/31/2023	2.11	0	0	0.50%	12.1%	12/31/2023	2.18	0	0	0.25%	12.4%	12/31/2023	2.25	0	0	0.00%	12.7%
12/31/2022	1.88	0	0	0.50%	-14.9%	12/31/2022	1.94	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.21	0	0	0.50%	8.8%	12/31/2021	2.27	0	0	0.25%	9.0%	12/31/2021	2.34	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.3%
2023	0.9%
2022	1.5%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund R Class - 06-778

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,331,991	$4,447,301	226,222
Receivables: investments sold	162
Payables: investments purchased	-
Net assets	$4,332,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,228,133	1,775,254	$2.38
Band 100	104,020	42,048	2.47
Band 75	-	-	2.57
Band 50	-	-	2.67
Band 25	-	-	2.77
Band 0	-	-	2.88
Total	$4,332,153	1,817,302

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$107,594
Mortality & expense charges			(59,206)
Net investment income (loss)			48,388

Gain (loss) on investments:
Net realized gain (loss)			(30,407)
Realized gain distributions			130,799
Net change in unrealized appreciation (depreciation)			333,993
Net gain (loss)			434,385

Increase (decrease) in net assets from operations			$482,773

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,388	$38,454
Net realized gain (loss)		(30,407)	(149,711)
Realized gain distributions		130,799	77,644
Net change in unrealized appreciation (depreciation)		333,993	431,307

Increase (decrease) in net assets from operations		482,773	397,694

Contract owner transactions:
Proceeds from units sold		357,917	398,346
Cost of units redeemed		(1,356,403)	(1,619,170)
Account charges		(12,768)	(12,206)
Increase (decrease)		(1,011,254)	(1,233,030)
Net increase (decrease)		(528,481)	(835,336)
Net assets, beginning		4,860,634	5,695,970
Net assets, ending		$4,332,153	$4,860,634

Units sold		158,824	190,488
Units redeemed		(596,851)	(770,816)
Net increase (decrease)		(438,027)	(580,328)
Units outstanding, beginning		2,255,329	2,835,657
Units outstanding, ending		1,817,302	2,255,329

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$61,733,336
Cost of units redeemed/account charges			(67,818,007)
Net investment income (loss)			414,933
Net realized gain (loss)			3,168,247
Realized gain distributions			6,948,954
Net change in unrealized appreciation (depreciation)			(115,310)
Net assets			$4,332,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	1,775	$4,228	1.25%	10.6%	12/31/2025	$2.47	42	$104	1.00%	10.9%	12/31/2025	$2.57	0	$0	0.75%	11.2%
12/31/2024	2.15	2,206	4,751	1.25%	7.3%	12/31/2024	2.23	49	110	1.00%	7.5%	12/31/2024	2.31	0	0	0.75%	7.8%
12/31/2023	2.01	2,799	5,620	1.25%	11.5%	12/31/2023	2.08	36	76	1.00%	11.8%	12/31/2023	2.14	0	0	0.75%	12.1%
12/31/2022	1.80	3,384	6,092	1.25%	-16.2%	12/31/2022	1.86	37	69	1.00%	-15.9%	12/31/2022	1.91	0	0	0.75%	-15.7%
12/31/2021	2.15	4,720	10,135	1.25%	8.6%	12/31/2021	2.21	32	71	1.00%	8.8%	12/31/2021	2.27	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.67	0	$0	0.50%	11.4%	12/31/2025	$2.77	0	$0	0.25%	11.7%	12/31/2025	$2.88	0	$0	0.00%	12.0%
12/31/2024	2.40	0	0	0.50%	8.1%	12/31/2024	2.48	0	0	0.25%	8.3%	12/31/2024	2.57	0	0	0.00%	8.6%
12/31/2023	2.22	0	0	0.50%	12.4%	12/31/2023	2.29	0	0	0.25%	12.6%	12/31/2023	2.37	0	0	0.00%	12.9%
12/31/2022	1.97	0	0	0.50%	-15.5%	12/31/2022	2.03	0	0	0.25%	-15.3%	12/31/2022	2.10	0	0	0.00%	-15.1%
12/31/2021	2.33	0	0	0.50%	9.4%	12/31/2021	2.40	0	0	0.25%	9.6%	12/31/2021	2.47	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.0%
2023	1.9%
2022	1.5%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$620,491	$584,777	31,745
Receivables: investments sold	-
Payables: investments purchased	(1,449)
Net assets	$619,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$619,042	250,288	$2.47
Band 100	-	-	2.57
Band 75	-	-	2.67
Band 50	-	-	2.77
Band 25	-	-	2.88
Band 0	-	-	2.99
Total	$619,042	250,288

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$16,215
Mortality & expense charges			(11,311)
Net investment income (loss)			4,904

Gain (loss) on investments:
Net realized gain (loss)			46,149
Realized gain distributions			18,192
Net change in unrealized appreciation (depreciation)			23,280
Net gain (loss)			87,621

Increase (decrease) in net assets from operations			$92,525

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,904	$13,150
Net realized gain (loss)		46,149	4,734
Realized gain distributions		18,192	19,835
Net change in unrealized appreciation (depreciation)		23,280	64,953

Increase (decrease) in net assets from operations		92,525	102,672

Contract owner transactions:
Proceeds from units sold		57,221	186,882
Cost of units redeemed		(796,392)	(489,761)
Account charges		(2,908)	(4,167)
Increase (decrease)		(742,079)	(307,046)
Net increase (decrease)		(649,554)	(204,374)
Net assets, beginning		1,268,596	1,472,970
Net assets, ending		$619,042	$1,268,596

Units sold		24,641	86,783
Units redeemed		(342,855)	(228,153)
Net increase (decrease)		(318,214)	(141,370)
Units outstanding, beginning		568,502	709,872
Units outstanding, ending		250,288	568,502

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$71,485,579
Cost of units redeemed/account charges			(81,109,133)
Net investment income (loss)			442,389
Net realized gain (loss)			2,849,110
Realized gain distributions			6,915,383
Net change in unrealized appreciation (depreciation)			35,714
Net assets			$619,042

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.47	250	$619	1.25%	10.8%	12/31/2025	$2.57	0	$0	1.00%	11.1%	12/31/2025	$2.67	0	$0	0.75%	11.4%
12/31/2024	2.23	569	1,269	1.25%	7.5%	12/31/2024	2.31	0	0	1.00%	7.8%	12/31/2024	2.40	0	0	0.75%	8.1%
12/31/2023	2.07	710	1,473	1.25%	11.8%	12/31/2023	2.14	0	0	1.00%	12.0%	12/31/2023	2.22	0	0	0.75%	12.3%
12/31/2022	1.86	2,082	3,865	1.25%	-15.9%	12/31/2022	1.91	0	0	1.00%	-15.7%	12/31/2022	1.97	0	0	0.75%	-15.5%
12/31/2021	2.21	3,510	7,753	1.25%	8.8%	12/31/2021	2.27	0	0	1.00%	9.1%	12/31/2021	2.34	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.77	0	$0	0.50%	11.7%	12/31/2025	$2.88	0	$0	0.25%	12.0%	12/31/2025	$2.99	0	$0	0.00%	12.2%
12/31/2024	2.48	0	0	0.50%	8.4%	12/31/2024	2.57	0	0	0.25%	8.6%	12/31/2024	2.66	0	0	0.00%	8.9%
12/31/2023	2.29	0	0	0.50%	12.6%	12/31/2023	2.37	0	0	0.25%	12.9%	12/31/2023	2.45	0	0	0.00%	13.2%
12/31/2022	2.03	0	0	0.50%	-15.3%	12/31/2022	2.10	0	0	0.25%	-15.1%	12/31/2022	2.16	0	0	0.00%	-14.9%
12/31/2021	2.40	0	0	0.50%	9.6%	12/31/2021	2.47	0	0	0.25%	9.9%	12/31/2021	2.54	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	1.2%
2022	1.4%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund R Class - 06-781

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,788,332	$3,638,990	221,744
Receivables: investments sold	10,158
Payables: investments purchased	-
Net assets	$3,798,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,798,490	1,462,190	$2.60
Band 100	-	-	2.70
Band 75	-	-	2.80
Band 50	-	-	2.91
Band 25	-	-	3.02
Band 0	-	-	3.14
Total	$3,798,490	1,462,190

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$86,488
Mortality & expense charges			(50,398)
Net investment income (loss)			36,090

Gain (loss) on investments:
Net realized gain (loss)			56,460
Realized gain distributions			117,443
Net change in unrealized appreciation (depreciation)			220,489
Net gain (loss)			394,392

Increase (decrease) in net assets from operations			$430,482

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,090	$29,024
Net realized gain (loss)		56,460	(104,121)
Realized gain distributions		117,443	69,441
Net change in unrealized appreciation (depreciation)		220,489	361,001

Increase (decrease) in net assets from operations		430,482	355,345

Contract owner transactions:
Proceeds from units sold		520,598	557,118
Cost of units redeemed		(1,470,475)	(1,982,863)
Account charges		(2,186)	(2,086)
Increase (decrease)		(952,063)	(1,427,831)
Net increase (decrease)		(521,581)	(1,072,486)
Net assets, beginning		4,320,071	5,392,557
Net assets, ending		$3,798,490	$4,320,071

Units sold		214,878	243,750
Units redeemed		(598,680)	(882,366)
Net increase (decrease)		(383,802)	(638,616)
Units outstanding, beginning		1,845,992	2,484,608
Units outstanding, ending		1,462,190	1,845,992

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$52,305,206
Cost of units redeemed/account charges			(57,766,188)
Net investment income (loss)			196,336
Net realized gain (loss)			3,479,293
Realized gain distributions			5,434,501
Net change in unrealized appreciation (depreciation)			149,342
Net assets			$3,798,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.60	1,462	$3,798	1.25%	11.0%	12/31/2025	$2.70	0	$0	1.00%	11.3%	12/31/2025	$2.80	0	$0	0.75%	11.6%
12/31/2024	2.34	1,846	4,320	1.25%	7.8%	12/31/2024	2.42	0	0	1.00%	8.1%	12/31/2024	2.51	0	0	0.75%	8.4%
12/31/2023	2.17	2,485	5,393	1.25%	12.6%	12/31/2023	2.24	0	0	1.00%	12.8%	12/31/2023	2.32	0	0	0.75%	13.1%
12/31/2022	1.93	3,145	6,065	1.25%	-17.1%	12/31/2022	1.99	0	0	1.00%	-16.9%	12/31/2022	2.05	0	0	0.75%	-16.7%
12/31/2021	2.33	5,239	12,190	1.25%	9.9%	12/31/2021	2.39	0	0	1.00%	10.2%	12/31/2021	2.46	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.91	0	$0	0.50%	11.8%	12/31/2025	$3.02	0	$0	0.25%	12.1%	12/31/2025	$3.14	0	$0	0.00%	12.4%
12/31/2024	2.60	0	0	0.50%	8.6%	12/31/2024	2.70	0	0	0.25%	8.9%	12/31/2024	2.79	0	0	0.00%	9.2%
12/31/2023	2.40	0	0	0.50%	13.4%	12/31/2023	2.48	0	0	0.25%	13.7%	12/31/2023	2.56	0	0	0.00%	14.0%
12/31/2022	2.11	0	0	0.50%	-16.5%	12/31/2022	2.18	0	0	0.25%	-16.3%	12/31/2022	2.25	0	0	0.00%	-16.1%
12/31/2021	2.53	0	0	0.50%	10.7%	12/31/2021	2.60	0	0	0.25%	11.0%	12/31/2021	2.68	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	1.8%
2023	1.6%
2022	1.1%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,185,999	$1,082,731	67,832
Receivables: investments sold	383
Payables: investments purchased	-
Net assets	$1,186,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,186,382	439,459	$2.70
Band 100	-	-	2.80
Band 75	-	-	2.91
Band 50	-	-	3.03
Band 25	-	-	3.14
Band 0	-	-	3.26
Total	$1,186,382	439,459

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,943
Mortality & expense charges			(23,531)
Net investment income (loss)			5,412

Gain (loss) on investments:
Net realized gain (loss)			164,154
Realized gain distributions			35,987
Net change in unrealized appreciation (depreciation)			(14,713)
Net gain (loss)			185,428

Increase (decrease) in net assets from operations			$190,840

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,412	$18,355
Net realized gain (loss)		164,154	78,814
Realized gain distributions		35,987	39,951
Net change in unrealized appreciation (depreciation)		(14,713)	105,870

Increase (decrease) in net assets from operations		190,840	242,990

Contract owner transactions:
Proceeds from units sold		177,448	422,325
Cost of units redeemed		(1,715,087)	(1,322,845)
Account charges		(5,057)	(6,227)
Increase (decrease)		(1,542,696)	(906,747)
Net increase (decrease)		(1,351,856)	(663,757)
Net assets, beginning		2,538,238	3,201,995
Net assets, ending		$1,186,382	$2,538,238

Units sold		71,031	180,831
Units redeemed		(678,108)	(561,105)
Net increase (decrease)		(607,077)	(380,274)
Units outstanding, beginning		1,046,536	1,426,810
Units outstanding, ending		439,459	1,046,536

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$72,002,109
Cost of units redeemed/account charges			(83,138,168)
Net investment income (loss)			297,645
Net realized gain (loss)			4,828,768
Realized gain distributions			7,092,760
Net change in unrealized appreciation (depreciation)			103,268
Net assets			$1,186,382

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.70	439	$1,186	1.25%	11.3%	12/31/2025	$2.80	0	$0	1.00%	11.6%	12/31/2025	$2.91	0	$0	0.75%	11.9%
12/31/2024	2.43	1,047	2,538	1.25%	8.1%	12/31/2024	2.51	0	0	1.00%	8.3%	12/31/2024	2.60	0	0	0.75%	8.6%
12/31/2023	2.24	1,427	3,202	1.25%	12.9%	12/31/2023	2.32	0	0	1.00%	13.2%	12/31/2023	2.40	0	0	0.75%	13.5%
12/31/2022	1.99	4,136	8,220	1.25%	-17.0%	12/31/2022	2.05	0	0	1.00%	-16.8%	12/31/2022	2.11	0	0	0.75%	-16.6%
12/31/2021	2.39	6,058	14,500	1.25%	10.2%	12/31/2021	2.46	0	0	1.00%	10.5%	12/31/2021	2.53	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.03	0	$0	0.50%	12.1%	12/31/2025	$3.14	0	$0	0.25%	12.4%	12/31/2025	$3.26	0	$0	0.00%	12.7%
12/31/2024	2.70	0	0	0.50%	8.9%	12/31/2024	2.79	0	0	0.25%	9.2%	12/31/2024	2.90	0	0	0.00%	9.4%
12/31/2023	2.48	0	0	0.50%	13.8%	12/31/2023	2.56	0	0	0.25%	14.0%	12/31/2023	2.65	0	0	0.00%	14.3%
12/31/2022	2.18	0	0	0.50%	-16.3%	12/31/2022	2.24	0	0	0.25%	-16.1%	12/31/2022	2.31	0	0	0.00%	-15.9%
12/31/2021	2.60	0	0	0.50%	11.1%	12/31/2021	2.68	0	0	0.25%	11.3%	12/31/2021	2.75	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	1.1%
2022	1.3%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund R Class - 06-783

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,968,240	$5,484,287	222,320
Receivables: investments sold	9,962
Payables: investments purchased	-
Net assets	$5,978,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,978,202	2,091,617	$2.86
Band 100	-	-	2.97
Band 75	-	-	3.08
Band 50	-	-	3.20
Band 25	-	-	3.33
Band 0	-	-	3.46
Total	$5,978,202	2,091,617

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$110,996
Mortality & expense charges			(80,433)
Net investment income (loss)			30,563

Gain (loss) on investments:
Net realized gain (loss)			207,677
Realized gain distributions			193,513
Net change in unrealized appreciation (depreciation)			324,852
Net gain (loss)			726,042

Increase (decrease) in net assets from operations			$756,605

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,563	$28,192
Net realized gain (loss)		207,677	16,685
Realized gain distributions		193,513	88,566
Net change in unrealized appreciation (depreciation)		324,852	485,970

Increase (decrease) in net assets from operations		756,605	619,413

Contract owner transactions:
Proceeds from units sold		843,247	1,149,829
Cost of units redeemed		(2,732,555)	(1,849,194)
Account charges		(11,122)	(9,846)
Increase (decrease)		(1,900,430)	(709,211)
Net increase (decrease)		(1,143,825)	(89,798)
Net assets, beginning		7,122,027	7,211,825
Net assets, ending		$5,978,202	$7,122,027

Units sold		316,787	466,293
Units redeemed		(1,025,269)	(751,463)
Net increase (decrease)		(708,482)	(285,170)
Units outstanding, beginning		2,800,099	3,085,269
Units outstanding, ending		2,091,617	2,800,099

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$55,879,269
Cost of units redeemed/account charges			(60,947,735)
Net investment income (loss)			(108,762)
Net realized gain (loss)			4,087,548
Realized gain distributions			6,583,929
Net change in unrealized appreciation (depreciation)			483,953
Net assets			$5,978,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.86	2,092	$5,978	1.25%	12.4%	12/31/2025	$2.97	0	$0	1.00%	12.7%	12/31/2025	$3.08	0	$0	0.75%	12.9%
12/31/2024	2.54	2,800	7,122	1.25%	8.8%	12/31/2024	2.64	0	0	1.00%	9.1%	12/31/2024	2.73	0	0	0.75%	9.4%
12/31/2023	2.34	3,085	7,212	1.25%	14.3%	12/31/2023	2.42	0	0	1.00%	14.6%	12/31/2023	2.50	0	0	0.75%	14.9%
12/31/2022	2.05	3,531	7,222	1.25%	-18.4%	12/31/2022	2.11	0	0	1.00%	-18.2%	12/31/2022	2.17	0	0	0.75%	-18.0%
12/31/2021	2.51	5,493	13,777	1.25%	11.6%	12/31/2021	2.58	0	0	1.00%	11.9%	12/31/2021	2.65	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.20	0	$0	0.50%	13.2%	12/31/2025	$3.33	0	$0	0.25%	13.5%	12/31/2025	$3.46	0	$0	0.00%	13.8%
12/31/2024	2.83	0	0	0.50%	9.6%	12/31/2024	2.93	0	0	0.25%	9.9%	12/31/2024	3.04	0	0	0.00%	10.2%
12/31/2023	2.58	0	0	0.50%	15.1%	12/31/2023	2.67	0	0	0.25%	15.4%	12/31/2023	2.76	0	0	0.00%	15.7%
12/31/2022	2.24	0	0	0.50%	-17.8%	12/31/2022	2.31	0	0	0.25%	-17.6%	12/31/2022	2.38	0	0	0.00%	-17.4%
12/31/2021	2.73	0	0	0.50%	12.4%	12/31/2021	2.80	0	0	0.25%	12.7%	12/31/2021	2.88	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.7%
2023	1.4%
2022	0.9%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,207,186	$2,852,228	117,408
Receivables: investments sold	1,593
Payables: investments purchased	-
Net assets	$3,208,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,208,779	1,080,440	$2.97
Band 100	-	-	3.08
Band 75	-	-	3.20
Band 50	-	-	3.33
Band 25	-	-	3.46
Band 0	-	-	3.59
Total	$3,208,779	1,080,440

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$65,314
Mortality & expense charges			(43,179)
Net investment income (loss)			22,135

Gain (loss) on investments:
Net realized gain (loss)			207,806
Realized gain distributions			102,218
Net change in unrealized appreciation (depreciation)			62,730
Net gain (loss)			372,754

Increase (decrease) in net assets from operations			$394,889

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,135	$16,802
Net realized gain (loss)		207,806	163,582
Realized gain distributions		102,218	47,825
Net change in unrealized appreciation (depreciation)		62,730	181,810

Increase (decrease) in net assets from operations		394,889	410,019

Contract owner transactions:
Proceeds from units sold		629,399	585,131
Cost of units redeemed		(1,715,839)	(1,682,500)
Account charges		(7,154)	(9,718)
Increase (decrease)		(1,093,594)	(1,107,087)
Net increase (decrease)		(698,705)	(697,068)
Net assets, beginning		3,907,484	4,604,552
Net assets, ending		$3,208,779	$3,907,484

Units sold		237,026	230,270
Units redeemed		(639,139)	(653,373)
Net increase (decrease)		(402,113)	(423,103)
Units outstanding, beginning		1,482,553	1,905,656
Units outstanding, ending		1,080,440	1,482,553

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$75,070,230
Cost of units redeemed/account charges			(85,985,863)
Net investment income (loss)			(80,850)
Net realized gain (loss)			4,914,845
Realized gain distributions			8,935,459
Net change in unrealized appreciation (depreciation)			354,958
Net assets			$3,208,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.97	1,080	$3,209	1.25%	12.7%	12/31/2025	$3.08	0	$0	1.00%	13.0%	12/31/2025	$3.20	0	$0	0.75%	13.2%
12/31/2024	2.64	1,483	3,907	1.25%	9.1%	12/31/2024	2.73	0	0	1.00%	9.4%	12/31/2024	2.83	0	0	0.75%	9.6%
12/31/2023	2.42	1,906	4,605	1.25%	14.6%	12/31/2023	2.50	0	0	1.00%	14.9%	12/31/2023	2.58	0	0	0.75%	15.2%
12/31/2022	2.11	6,460	13,622	1.25%	-18.2%	12/31/2022	2.17	0	0	1.00%	-18.0%	12/31/2022	2.24	0	0	0.75%	-17.8%
12/31/2021	2.58	8,082	20,847	1.25%	11.9%	12/31/2021	2.65	0	0	1.00%	12.1%	12/31/2021	2.73	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	0	$0	0.50%	13.5%	12/31/2025	$3.46	0	$0	0.25%	13.8%	12/31/2025	$3.59	0	$0	0.00%	14.1%
12/31/2024	2.93	0	0	0.50%	9.9%	12/31/2024	3.04	0	0	0.25%	10.2%	12/31/2024	3.15	0	0	0.00%	10.5%
12/31/2023	2.67	0	0	0.50%	15.4%	12/31/2023	2.76	0	0	0.25%	15.7%	12/31/2023	2.85	0	0	0.00%	16.0%
12/31/2022	2.31	0	0	0.50%	-17.6%	12/31/2022	2.38	0	0	0.25%	-17.4%	12/31/2022	2.46	0	0	0.00%	-17.2%
12/31/2021	2.80	0	0	0.50%	12.7%	12/31/2021	2.88	0	0	0.25%	13.0%	12/31/2021	2.97	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.7%
2023	0.8%
2022	1.2%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund R Class - 06-786

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,838,942	$4,892,986	256,852
Receivables: investments sold	-
Payables: investments purchased	(674)
Net assets	$5,838,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,838,268	1,875,344	$3.11
Band 100	-	-	3.23
Band 75	-	-	3.36
Band 50	-	-	3.49
Band 25	-	-	3.62
Band 0	-	-	3.76
Total	$5,838,268	1,875,344

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$84,128
Mortality & expense charges			(76,128)
Net investment income (loss)			8,000

Gain (loss) on investments:
Net realized gain (loss)			299,366
Realized gain distributions			156,312
Net change in unrealized appreciation (depreciation)			344,871
Net gain (loss)			800,549

Increase (decrease) in net assets from operations			$808,549

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,000	$(4,787)
Net realized gain (loss)		299,366	248,652
Realized gain distributions		156,312	38,508
Net change in unrealized appreciation (depreciation)		344,871	412,535

Increase (decrease) in net assets from operations		808,549	694,908

Contract owner transactions:
Proceeds from units sold		606,845	1,024,522
Cost of units redeemed		(1,940,560)	(2,390,306)
Account charges		(6,270)	(6,997)
Increase (decrease)		(1,339,985)	(1,372,781)
Net increase (decrease)		(531,436)	(677,873)
Net assets, beginning		6,369,704	7,047,577
Net assets, ending		$5,838,268	$6,369,704

Units sold		209,743	388,550
Units redeemed		(669,393)	(894,198)
Net increase (decrease)		(459,650)	(505,648)
Units outstanding, beginning		2,334,994	2,840,642
Units outstanding, ending		1,875,344	2,334,994

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,856,361
Cost of units redeemed/account charges			(49,737,833)
Net investment income (loss)			(232,707)
Net realized gain (loss)			4,726,786
Realized gain distributions			5,279,705
Net change in unrealized appreciation (depreciation)			945,956
Net assets			$5,838,268

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.11	1,875	$5,838	1.25%	14.1%	12/31/2025	$3.23	0	$0	1.00%	14.4%	12/31/2025	$3.36	0	$0	0.75%	14.7%
12/31/2024	2.73	2,335	6,370	1.25%	10.0%	12/31/2024	2.83	0	0	1.00%	10.2%	12/31/2024	2.93	0	0	0.75%	10.5%
12/31/2023	2.48	2,841	7,048	1.25%	16.1%	12/31/2023	2.56	0	0	1.00%	16.4%	12/31/2023	2.65	0	0	0.75%	16.7%
12/31/2022	2.14	3,197	6,831	1.25%	-19.5%	12/31/2022	2.20	0	0	1.00%	-19.3%	12/31/2022	2.27	0	0	0.75%	-19.1%
12/31/2021	2.65	4,488	11,906	1.25%	13.0%	12/31/2021	2.73	0	0	1.00%	13.3%	12/31/2021	2.81	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.49	0	$0	0.50%	15.0%	12/31/2025	$3.62	0	$0	0.25%	15.3%	12/31/2025	$3.76	0	$0	0.00%	15.6%
12/31/2024	3.03	0	0	0.50%	10.8%	12/31/2024	3.14	0	0	0.25%	11.1%	12/31/2024	3.26	0	0	0.00%	11.3%
12/31/2023	2.74	0	0	0.50%	17.0%	12/31/2023	2.83	0	0	0.25%	17.3%	12/31/2023	2.92	0	0	0.00%	17.6%
12/31/2022	2.34	0	0	0.50%	-18.9%	12/31/2022	2.41	0	0	0.25%	-18.7%	12/31/2022	2.49	0	0	0.00%	-18.5%
12/31/2021	2.88	0	0	0.50%	13.9%	12/31/2021	2.97	0	0	0.25%	14.2%	12/31/2021	3.05	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.3%
2023	1.2%
2022	0.7%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,795,599	$4,882,343	250,062
Receivables: investments sold	860
Payables: investments purchased	-
Net assets	$5,796,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,796,459	1,792,236	$3.23
Band 100	-	-	3.36
Band 75	-	-	3.49
Band 50	-	-	3.62
Band 25	-	-	3.76
Band 0	-	-	3.91
Total	$5,796,459	1,792,236

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,968
Mortality & expense charges			(78,485)
Net investment income (loss)			14,483

Gain (loss) on investments:
Net realized gain (loss)			363,844
Realized gain distributions			151,610
Net change in unrealized appreciation (depreciation)			310,424
Net gain (loss)			825,878

Increase (decrease) in net assets from operations			$840,361

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,483	$20,993
Net realized gain (loss)		363,844	158,019
Realized gain distributions		151,610	38,388
Net change in unrealized appreciation (depreciation)		310,424	384,454

Increase (decrease) in net assets from operations		840,361	601,854

Contract owner transactions:
Proceeds from units sold		701,562	1,342,632
Cost of units redeemed		(2,232,703)	(1,507,898)
Account charges		(20,359)	(15,033)
Increase (decrease)		(1,551,500)	(180,299)
Net increase (decrease)		(711,139)	421,555
Net assets, beginning		6,507,598	6,086,043
Net assets, ending		$5,796,459	$6,507,598

Units sold		238,045	482,874
Units redeemed		(747,658)	(554,948)
Net increase (decrease)		(509,613)	(72,074)
Units outstanding, beginning		2,301,849	2,373,923
Units outstanding, ending		1,792,236	2,301,849

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,666,486
Cost of units redeemed/account charges			(70,029,114)
Net investment income (loss)			(291,674)
Net realized gain (loss)			5,194,400
Realized gain distributions			7,343,105
Net change in unrealized appreciation (depreciation)			913,256
Net assets			$5,796,459

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.23	1,792	$5,796	1.25%	14.4%	12/31/2025	$3.36	0	$0	1.00%	14.7%	12/31/2025	$3.49	0	$0	0.75%	15.0%
12/31/2024	2.83	2,302	6,508	1.25%	10.3%	12/31/2024	2.93	0	0	1.00%	10.6%	12/31/2024	3.03	0	0	0.75%	10.8%
12/31/2023	2.56	2,374	6,086	1.25%	16.4%	12/31/2023	2.65	0	0	1.00%	16.7%	12/31/2023	2.74	0	0	0.75%	17.0%
12/31/2022	2.20	5,500	12,117	1.25%	-19.3%	12/31/2022	2.27	0	0	1.00%	-19.1%	12/31/2022	2.34	0	0	0.75%	-18.9%
12/31/2021	2.73	7,198	19,642	1.25%	13.4%	12/31/2021	2.81	0	0	1.00%	13.7%	12/31/2021	2.89	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.62	0	$0	0.50%	15.3%	12/31/2025	$3.76	0	$0	0.25%	15.5%	12/31/2025	$3.91	0	$0	0.00%	15.8%
12/31/2024	3.14	0	0	0.50%	11.1%	12/31/2024	3.26	0	0	0.25%	11.4%	12/31/2024	3.38	0	0	0.00%	11.7%
12/31/2023	2.83	0	0	0.50%	17.2%	12/31/2023	2.92	0	0	0.25%	17.5%	12/31/2023	3.02	0	0	0.00%	17.8%
12/31/2022	2.41	0	0	0.50%	-18.7%	12/31/2022	2.49	0	0	0.25%	-18.5%	12/31/2022	2.57	0	0	0.00%	-18.3%
12/31/2021	2.97	0	0	0.50%	14.2%	12/31/2021	3.05	0	0	0.25%	14.5%	12/31/2021	3.14	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.6%
2023	0.9%
2022	0.9%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,118,130	$2,588,641	92,034
Receivables: investments sold	1,845
Payables: investments purchased	-
Net assets	$3,119,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,119,975	902,302	$3.46
Band 100	-	-	3.59
Band 75	-	-	3.73
Band 50	-	-	3.87
Band 25	-	-	4.02
Band 0	-	-	4.18
Total	$3,119,975	902,302

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41,670
Mortality & expense charges			(41,080)
Net investment income (loss)			590

Gain (loss) on investments:
Net realized gain (loss)			177,391
Realized gain distributions			84,443
Net change in unrealized appreciation (depreciation)			207,519
Net gain (loss)			469,353

Increase (decrease) in net assets from operations			$469,943

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$590	$(2,714)
Net realized gain (loss)		177,391	133,425
Realized gain distributions		84,443	24,638
Net change in unrealized appreciation (depreciation)		207,519	276,588

Increase (decrease) in net assets from operations		469,943	431,937

Contract owner transactions:
Proceeds from units sold		387,248	600,645
Cost of units redeemed		(1,224,946)	(1,547,571)
Account charges		(3,290)	(7,234)
Increase (decrease)		(840,988)	(954,160)
Net increase (decrease)		(371,045)	(522,223)
Net assets, beginning		3,491,020	4,013,243
Net assets, ending		$3,119,975	$3,491,020

Units sold		121,433	210,313
Units redeemed		(387,298)	(538,554)
Net increase (decrease)		(265,865)	(328,241)
Units outstanding, beginning		1,168,167	1,496,408
Units outstanding, ending		902,302	1,168,167

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$57,604,248
Cost of units redeemed/account charges			(66,918,865)
Net investment income (loss)			(468,704)
Net realized gain (loss)			5,798,436
Realized gain distributions			6,575,371
Net change in unrealized appreciation (depreciation)			529,489
Net assets			$3,119,975

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.46	902	$3,120	1.25%	15.7%	12/31/2025	$3.59	0	$0	1.00%	16.0%	12/31/2025	$3.73	0	$0	0.75%	16.3%
12/31/2024	2.99	1,168	3,491	1.25%	11.4%	12/31/2024	3.10	0	0	1.00%	11.7%	12/31/2024	3.21	0	0	0.75%	12.0%
12/31/2023	2.68	1,496	4,013	1.25%	17.8%	12/31/2023	2.77	0	0	1.00%	18.1%	12/31/2023	2.86	0	0	0.75%	18.4%
12/31/2022	2.28	2,855	6,501	1.25%	-20.1%	12/31/2022	2.35	0	0	1.00%	-19.9%	12/31/2022	2.42	0	0	0.75%	-19.7%
12/31/2021	2.85	4,359	12,418	1.25%	14.6%	12/31/2021	2.93	0	0	1.00%	14.9%	12/31/2021	3.01	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.87	0	$0	0.50%	16.6%	12/31/2025	$4.02	0	$0	0.25%	16.9%	12/31/2025	$4.18	0	$0	0.00%	17.2%
12/31/2024	3.32	0	0	0.50%	12.3%	12/31/2024	3.44	0	0	0.25%	12.6%	12/31/2024	3.57	0	0	0.00%	12.8%
12/31/2023	2.96	0	0	0.50%	18.7%	12/31/2023	3.06	0	0	0.25%	19.0%	12/31/2023	3.16	0	0	0.00%	19.3%
12/31/2022	2.49	0	0	0.50%	-19.5%	12/31/2022	2.57	0	0	0.25%	-19.3%	12/31/2022	2.65	0	0	0.00%	-19.1%
12/31/2021	3.10	0	0	0.50%	15.5%	12/31/2021	3.19	0	0	0.25%	15.8%	12/31/2021	3.28	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.2%
2023	0.9%
2022	0.8%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund R Class - 06-789

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,184,268	$5,232,610	185,109
Receivables: investments sold	7,634
Payables: investments purchased	-
Net assets	$6,191,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,191,902	1,860,987	$3.33
Band 100	-	-	3.46
Band 75	-	-	3.59
Band 50	-	-	3.73
Band 25	-	-	3.87
Band 0	-	-	4.02
Total	$6,191,902	1,860,987

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$71,817
Mortality & expense charges			(70,186)
Net investment income (loss)			1,631

Gain (loss) on investments:
Net realized gain (loss)			245,650
Realized gain distributions			171,768
Net change in unrealized appreciation (depreciation)			396,440
Net gain (loss)			813,858

Increase (decrease) in net assets from operations			$815,489

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,631	$(15,613)
Net realized gain (loss)		245,650	210,940
Realized gain distributions		171,768	39,453
Net change in unrealized appreciation (depreciation)		396,440	430,027

Increase (decrease) in net assets from operations		815,489	664,807

Contract owner transactions:
Proceeds from units sold		1,362,431	792,869
Cost of units redeemed		(1,483,796)	(1,953,386)
Account charges		(8,227)	(6,896)
Increase (decrease)		(129,592)	(1,167,413)
Net increase (decrease)		685,897	(502,606)
Net assets, beginning		5,506,005	6,008,611
Net assets, ending		$6,191,902	$5,506,005

Units sold		432,598	285,807
Units redeemed		(480,777)	(692,894)
Net increase (decrease)		(48,179)	(407,087)
Units outstanding, beginning		1,909,166	2,316,253
Units outstanding, ending		1,860,987	1,909,166

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,079,294
Cost of units redeemed/account charges			(48,117,476)
Net investment income (loss)			(280,194)
Net realized gain (loss)			4,405,528
Realized gain distributions			5,153,092
Net change in unrealized appreciation (depreciation)			951,658
Net assets			$6,191,902

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.33	1,861	$6,192	1.25%	15.4%	12/31/2025	$3.46	0	$0	1.00%	15.7%	12/31/2025	$3.59	0	$0	0.75%	15.9%
12/31/2024	2.88	1,909	5,506	1.25%	11.2%	12/31/2024	2.99	0	0	1.00%	11.5%	12/31/2024	3.10	0	0	0.75%	11.7%
12/31/2023	2.59	2,316	6,009	1.25%	17.5%	12/31/2023	2.68	0	0	1.00%	17.8%	12/31/2023	2.77	0	0	0.75%	18.1%
12/31/2022	2.21	2,560	5,653	1.25%	-20.3%	12/31/2022	2.28	0	0	1.00%	-20.1%	12/31/2022	2.35	0	0	0.75%	-19.9%
12/31/2021	2.77	3,510	9,723	1.25%	14.3%	12/31/2021	2.85	0	0	1.00%	14.6%	12/31/2021	2.93	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.73	0	$0	0.50%	16.2%	12/31/2025	$3.87	0	$0	0.25%	16.5%	12/31/2025	$4.02	0	$0	0.00%	16.8%
12/31/2024	3.21	0	0	0.50%	12.0%	12/31/2024	3.32	0	0	0.25%	12.3%	12/31/2024	3.44	0	0	0.00%	12.6%
12/31/2023	2.86	0	0	0.50%	18.4%	12/31/2023	2.96	0	0	0.25%	18.7%	12/31/2023	3.06	0	0	0.00%	19.0%
12/31/2022	2.42	0	0	0.50%	-19.7%	12/31/2022	2.49	0	0	0.25%	-19.5%	12/31/2022	2.57	0	0	0.00%	-19.3%
12/31/2021	3.01	0	0	0.50%	15.2%	12/31/2021	3.10	0	0	0.25%	15.5%	12/31/2021	3.18	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.1%
2023	1.1%
2022	0.7%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund R Class - 06-792

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,828,906	$3,036,314	155,985
Receivables: investments sold	16,140
Payables: investments purchased	-
Net assets	$3,845,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,845,046	1,110,281	$3.46
Band 100	-	-	3.60
Band 75	-	-	3.74
Band 50	-	-	3.88
Band 25	-	-	4.03
Band 0	-	-	4.19
Total	$3,845,046	1,110,281

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,246
Mortality & expense charges			(47,634)
Net investment income (loss)			(11,388)

Gain (loss) on investments:
Net realized gain (loss)			239,499
Realized gain distributions			91,874
Net change in unrealized appreciation (depreciation)			252,985
Net gain (loss)			584,358

Increase (decrease) in net assets from operations			$572,970

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,388)	$(23,144)
Net realized gain (loss)		239,499	352,094
Realized gain distributions		91,874	24,264
Net change in unrealized appreciation (depreciation)		252,985	248,362

Increase (decrease) in net assets from operations		572,970	601,576

Contract owner transactions:
Proceeds from units sold		448,518	840,740
Cost of units redeemed		(1,402,150)	(2,579,217)
Account charges		(3,628)	(4,437)
Increase (decrease)		(957,260)	(1,742,914)
Net increase (decrease)		(384,290)	(1,141,338)
Net assets, beginning		4,229,336	5,370,674
Net assets, ending		$3,845,046	$4,229,336

Units sold		140,799	293,129
Units redeemed		(452,911)	(892,460)
Net increase (decrease)		(312,112)	(599,331)
Units outstanding, beginning		1,422,393	2,021,724
Units outstanding, ending		1,110,281	1,422,393

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,517,586
Cost of units redeemed/account charges			(34,370,936)
Net investment income (loss)			(350,096)
Net realized gain (loss)			2,989,316
Realized gain distributions			3,266,584
Net change in unrealized appreciation (depreciation)			792,592
Net assets			$3,845,046

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.46	1,110	$3,845	1.25%	16.5%	12/31/2025	$3.60	0	$0	1.00%	16.8%	12/31/2025	$3.74	0	$0	0.75%	17.1%
12/31/2024	2.97	1,422	4,229	1.25%	11.9%	12/31/2024	3.08	0	0	1.00%	12.2%	12/31/2024	3.19	0	0	0.75%	12.5%
12/31/2023	2.66	2,022	5,371	1.25%	18.4%	12/31/2023	2.75	0	0	1.00%	18.7%	12/31/2023	2.84	0	0	0.75%	19.0%
12/31/2022	2.24	2,046	4,591	1.25%	-20.5%	12/31/2022	2.31	0	0	1.00%	-20.3%	12/31/2022	2.38	0	0	0.75%	-20.1%
12/31/2021	2.82	2,737	7,728	1.25%	15.2%	12/31/2021	2.90	0	0	1.00%	15.4%	12/31/2021	2.99	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.88	0	$0	0.50%	17.3%	12/31/2025	$4.03	0	$0	0.25%	17.6%	12/31/2025	$4.19	0	$0	0.00%	17.9%
12/31/2024	3.31	0	0	0.50%	12.8%	12/31/2024	3.43	0	0	0.25%	13.1%	12/31/2024	3.55	0	0	0.00%	13.3%
12/31/2023	2.93	0	0	0.50%	19.3%	12/31/2023	3.03	0	0	0.25%	19.6%	12/31/2023	3.13	0	0	0.00%	19.9%
12/31/2022	2.46	0	0	0.50%	-19.9%	12/31/2022	2.53	0	0	0.25%	-19.7%	12/31/2022	2.61	0	0	0.00%	-19.5%
12/31/2021	3.07	0	0	0.50%	16.0%	12/31/2021	3.16	0	0	0.25%	16.3%	12/31/2021	3.25	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.8%
2023	1.0%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,581,019	$2,881,350	142,533
Receivables: investments sold	840
Payables: investments purchased	-
Net assets	$3,581,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,581,859	996,559	$3.59
Band 100	-	-	3.73
Band 75	-	-	3.88
Band 50	-	-	4.03
Band 25	-	-	4.18
Band 0	-	-	4.34
Total	$3,581,859	996,559

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$38,979
Mortality & expense charges			(48,666)
Net investment income (loss)			(9,687)

Gain (loss) on investments:
Net realized gain (loss)			284,653
Realized gain distributions			83,659
Net change in unrealized appreciation (depreciation)			208,722
Net gain (loss)			577,034

Increase (decrease) in net assets from operations			$567,347

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,687)	$(7,508)
Net realized gain (loss)		284,653	160,577
Realized gain distributions		83,659	24,401
Net change in unrealized appreciation (depreciation)		208,722	351,977

Increase (decrease) in net assets from operations		567,347	529,447

Contract owner transactions:
Proceeds from units sold		494,969	859,295
Cost of units redeemed		(1,819,100)	(1,604,451)
Account charges		(6,738)	(10,879)
Increase (decrease)		(1,330,869)	(756,035)
Net increase (decrease)		(763,522)	(226,588)
Net assets, beginning		4,345,381	4,571,969
Net assets, ending		$3,581,859	$4,345,381

Units sold		150,406	294,681
Units redeemed		(565,433)	(549,418)
Net increase (decrease)		(415,027)	(254,737)
Units outstanding, beginning		1,411,586	1,666,323
Units outstanding, ending		996,559	1,411,586

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,981,535
Cost of units redeemed/account charges			(54,216,767)
Net investment income (loss)			(413,180)
Net realized gain (loss)			4,733,428
Realized gain distributions			4,797,174
Net change in unrealized appreciation (depreciation)			699,669
Net assets			$3,581,859

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.59	997	$3,582	1.25%	16.8%	12/31/2025	$3.73	0	$0	1.00%	17.0%	12/31/2025	$3.88	0	$0	0.75%	17.3%
12/31/2024	3.08	1,412	4,345	1.25%	12.2%	12/31/2024	3.19	0	0	1.00%	12.5%	12/31/2024	3.30	0	0	0.75%	12.8%
12/31/2023	2.74	1,666	4,572	1.25%	18.7%	12/31/2023	2.84	0	0	1.00%	19.0%	12/31/2023	2.93	0	0	0.75%	19.3%
12/31/2022	2.31	2,994	6,922	1.25%	-20.3%	12/31/2022	2.38	0	0	1.00%	-20.1%	12/31/2022	2.46	0	0	0.75%	-19.9%
12/31/2021	2.90	3,935	11,419	1.25%	15.5%	12/31/2021	2.98	0	0	1.00%	15.8%	12/31/2021	3.07	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.03	0	$0	0.50%	17.6%	12/31/2025	$4.18	0	$0	0.25%	17.9%	12/31/2025	$4.34	0	$0	0.00%	18.2%
12/31/2024	3.42	0	0	0.50%	13.0%	12/31/2024	3.55	0	0	0.25%	13.3%	12/31/2024	3.68	0	0	0.00%	13.6%
12/31/2023	3.03	0	0	0.50%	19.6%	12/31/2023	3.13	0	0	0.25%	19.9%	12/31/2023	3.23	0	0	0.00%	20.2%
12/31/2022	2.53	0	0	0.50%	-19.7%	12/31/2022	2.61	0	0	0.25%	-19.5%	12/31/2022	2.69	0	0	0.00%	-19.3%
12/31/2021	3.16	0	0	0.50%	16.4%	12/31/2021	3.24	0	0	0.25%	16.6%	12/31/2021	3.34	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	0.9%
2022	0.7%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund R Class - 06-794

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,253,542	$2,625,773	155,309
Receivables: investments sold	4,854
Payables: investments purchased	-
Net assets	$3,258,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,258,396	933,998	$3.49
Band 100	-	-	3.62
Band 75	-	-	3.76
Band 50	-	-	3.91
Band 25	-	-	4.06
Band 0	-	-	4.22
Total	$3,258,396	933,998

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$27,369
Mortality & expense charges			(41,270)
Net investment income (loss)			(13,901)

Gain (loss) on investments:
Net realized gain (loss)			261,431
Realized gain distributions			87,987
Net change in unrealized appreciation (depreciation)			183,801
Net gain (loss)			533,219

Increase (decrease) in net assets from operations			$519,318

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,901)	$(16,684)
Net realized gain (loss)		261,431	167,158
Realized gain distributions		87,987	20,289
Net change in unrealized appreciation (depreciation)		183,801	280,919

Increase (decrease) in net assets from operations		519,318	451,682

Contract owner transactions:
Proceeds from units sold		590,274	739,682
Cost of units redeemed		(1,501,559)	(1,384,980)
Account charges		(7,732)	(7,856)
Increase (decrease)		(919,017)	(653,154)
Net increase (decrease)		(399,699)	(201,472)
Net assets, beginning		3,658,095	3,859,567
Net assets, ending		$3,258,396	$3,658,095

Units sold		186,987	256,576
Units redeemed		(477,434)	(481,790)
Net increase (decrease)		(290,447)	(225,214)
Units outstanding, beginning		1,224,445	1,449,659
Units outstanding, ending		933,998	1,224,445

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,927,757
Cost of units redeemed/account charges			(30,178,560)
Net investment income (loss)			(297,055)
Net realized gain (loss)			2,597,765
Realized gain distributions			2,580,720
Net change in unrealized appreciation (depreciation)			627,769
Net assets			$3,258,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.49	934	$3,258	1.25%	16.8%	12/31/2025	$3.62	0	$0	1.00%	17.1%	12/31/2025	$3.76	0	$0	0.75%	17.4%
12/31/2024	2.99	1,224	3,658	1.25%	12.2%	12/31/2024	3.10	0	0	1.00%	12.5%	12/31/2024	3.21	0	0	0.75%	12.8%
12/31/2023	2.66	1,450	3,860	1.25%	18.6%	12/31/2023	2.75	0	0	1.00%	18.9%	12/31/2023	2.84	0	0	0.75%	19.2%
12/31/2022	2.24	1,516	3,403	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.39	0	0	0.75%	-20.2%
12/31/2021	2.83	2,385	6,737	1.25%	15.4%	12/31/2021	2.91	0	0	1.00%	15.7%	12/31/2021	2.99	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.91	0	$0	0.50%	17.7%	12/31/2025	$4.06	0	$0	0.25%	17.9%	12/31/2025	$4.22	0	$0	0.00%	18.2%
12/31/2024	3.32	0	0	0.50%	13.1%	12/31/2024	3.44	0	0	0.25%	13.3%	12/31/2024	3.57	0	0	0.00%	13.6%
12/31/2023	2.94	0	0	0.50%	19.5%	12/31/2023	3.04	0	0	0.25%	19.8%	12/31/2023	3.14	0	0	0.00%	20.1%
12/31/2022	2.46	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.25	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	0.9%
2023	0.9%
2022	0.4%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,028,603	$2,421,715	142,247
Receivables: investments sold	1,277
Payables: investments purchased	-
Net assets	$3,029,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,029,880	836,421	$3.62
Band 100	-	-	3.76
Band 75	-	-	3.91
Band 50	-	-	4.06
Band 25	-	-	4.22
Band 0	-	-	4.38
Total	$3,029,880	836,421

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$31,111
Mortality & expense charges			(44,848)
Net investment income (loss)			(13,737)

Gain (loss) on investments:
Net realized gain (loss)			339,716
Realized gain distributions			81,818
Net change in unrealized appreciation (depreciation)			147,497
Net gain (loss)			569,031

Increase (decrease) in net assets from operations			$555,294

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,737)	$(8,840)
Net realized gain (loss)		339,716	168,868
Realized gain distributions		81,818	21,087
Net change in unrealized appreciation (depreciation)		147,497	303,685

Increase (decrease) in net assets from operations		555,294	484,800

Contract owner transactions:
Proceeds from units sold		411,346	714,556
Cost of units redeemed		(1,760,794)	(1,536,627)
Account charges		(9,017)	(11,724)
Increase (decrease)		(1,358,465)	(833,795)
Net increase (decrease)		(803,171)	(348,995)
Net assets, beginning		3,833,051	4,182,046
Net assets, ending		$3,029,880	$3,833,051

Units sold		125,808	270,282
Units redeemed		(528,014)	(551,546)
Net increase (decrease)		(402,206)	(281,264)
Units outstanding, beginning		1,238,627	1,519,891
Units outstanding, ending		836,421	1,238,627

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,541,648
Cost of units redeemed/account charges			(42,496,469)
Net investment income (loss)			(352,550)
Net realized gain (loss)			4,068,486
Realized gain distributions			3,661,877
Net change in unrealized appreciation (depreciation)			606,888
Net assets			$3,029,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.62	836	$3,030	1.25%	17.1%	12/31/2025	$3.76	0	$0	1.00%	17.3%	12/31/2025	$3.91	0	$0	0.75%	17.6%
12/31/2024	3.09	1,239	3,833	1.25%	12.5%	12/31/2024	3.21	0	0	1.00%	12.8%	12/31/2024	3.32	0	0	0.75%	13.0%
12/31/2023	2.75	1,520	4,182	1.25%	19.0%	12/31/2023	2.84	0	0	1.00%	19.3%	12/31/2023	2.94	0	0	0.75%	19.6%
12/31/2022	2.31	2,703	6,250	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.2%	12/31/2022	2.46	0	0	0.75%	-20.0%
12/31/2021	2.90	3,326	9,659	1.25%	15.6%	12/31/2021	2.99	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.06	0	$0	0.50%	17.9%	12/31/2025	$4.22	0	$0	0.25%	18.2%	12/31/2025	$4.38	0	$0	0.00%	18.5%
12/31/2024	3.44	0	0	0.50%	13.3%	12/31/2024	3.57	0	0	0.25%	13.6%	12/31/2024	3.69	0	0	0.00%	13.9%
12/31/2023	3.04	0	0	0.50%	19.9%	12/31/2023	3.14	0	0	0.25%	20.2%	12/31/2023	3.24	0	0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.8%	12/31/2022	2.61	0	0	0.25%	-19.6%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.16	0	0	0.50%	16.5%	12/31/2021	3.25	0	0	0.25%	16.8%	12/31/2021	3.34	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.1%
2023	0.9%
2022	0.7%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund R Class - 06-797

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,296,341	$1,818,409	103,571
Receivables: investments sold	2,938
Payables: investments purchased	-
Net assets	$2,299,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,299,279	659,339	$3.49
Band 100	-	-	3.62
Band 75	-	-	3.76
Band 50	-	-	3.91
Band 25	-	-	4.06
Band 0	-	-	4.22
Total	$2,299,279	659,339

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,532
Mortality & expense charges			(28,354)
Net investment income (loss)			(7,822)

Gain (loss) on investments:
Net realized gain (loss)			159,177
Realized gain distributions			61,191
Net change in unrealized appreciation (depreciation)			150,285
Net gain (loss)			370,653

Increase (decrease) in net assets from operations			$362,831

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,822)	$(11,151)
Net realized gain (loss)		159,177	113,971
Realized gain distributions		61,191	11,101
Net change in unrealized appreciation (depreciation)		150,285	178,656

Increase (decrease) in net assets from operations		362,831	292,577

Contract owner transactions:
Proceeds from units sold		384,152	423,319
Cost of units redeemed		(809,854)	(838,806)
Account charges		(3,348)	(3,992)
Increase (decrease)		(429,050)	(419,479)
Net increase (decrease)		(66,219)	(126,902)
Net assets, beginning		2,365,498	2,492,400
Net assets, ending		$2,299,279	$2,365,498

Units sold		121,701	146,537
Units redeemed		(255,018)	(291,889)
Net increase (decrease)		(133,317)	(145,352)
Units outstanding, beginning		792,656	938,008
Units outstanding, ending		659,339	792,656

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,221,752
Cost of units redeemed/account charges			(15,578,200)
Net investment income (loss)			(133,141)
Net realized gain (loss)			1,205,829
Realized gain distributions			1,105,107
Net change in unrealized appreciation (depreciation)			477,932
Net assets			$2,299,279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.49	659	$2,299	1.25%	16.9%	12/31/2025	$3.62	0	$0	1.00%	17.1%	12/31/2025	$3.76	0	$0	0.75%	17.4%
12/31/2024	2.98	793	2,365	1.25%	12.3%	12/31/2024	3.09	0	0	1.00%	12.6%	12/31/2024	3.20	0	0	0.75%	12.9%
12/31/2023	2.66	938	2,492	1.25%	18.7%	12/31/2023	2.75	0	0	1.00%	18.9%	12/31/2023	2.84	0	0	0.75%	19.2%
12/31/2022	2.24	870	1,949	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.38	0	0	0.75%	-20.2%
12/31/2021	2.82	1,090	3,077	1.25%	15.3%	12/31/2021	2.90	0	0	1.00%	15.6%	12/31/2021	2.98	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.91	0	$0	0.50%	17.7%	12/31/2025	$4.06	0	$0	0.25%	18.0%	12/31/2025	$4.22	0	$0	0.00%	18.3%
12/31/2024	3.32	0	0	0.50%	13.2%	12/31/2024	3.44	0	0	0.25%	13.4%	12/31/2024	3.56	0	0	0.00%	13.7%
12/31/2023	2.93	0	0	0.50%	19.5%	12/31/2023	3.03	0	0	0.25%	19.8%	12/31/2023	3.13	0	0	0.00%	20.1%
12/31/2022	2.45	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.24	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.8%
2023	1.0%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,307,754	$1,855,402	102,720
Receivables: investments sold	376
Payables: investments purchased	-
Net assets	$2,308,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,308,130	637,121	$3.62
Band 100	-	-	3.76
Band 75	-	-	3.91
Band 50	-	-	4.06
Band 25	-	-	4.22
Band 0	-	-	4.38
Total	$2,308,130	637,121

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,282
Mortality & expense charges			(31,128)
Net investment income (loss)			(6,846)

Gain (loss) on investments:
Net realized gain (loss)			194,184
Realized gain distributions			60,700
Net change in unrealized appreciation (depreciation)			153,705
Net gain (loss)			408,589

Increase (decrease) in net assets from operations			$401,743

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,846)	$(5,784)
Net realized gain (loss)		194,184	103,560
Realized gain distributions		60,700	11,227
Net change in unrealized appreciation (depreciation)		153,705	185,903

Increase (decrease) in net assets from operations		401,743	294,906

Contract owner transactions:
Proceeds from units sold		419,684	602,938
Cost of units redeemed		(927,913)	(756,805)
Account charges		(9,594)	(10,336)
Increase (decrease)		(517,823)	(164,203)
Net increase (decrease)		(116,080)	130,703
Net assets, beginning		2,424,210	2,293,507
Net assets, ending		$2,308,130	$2,424,210

Units sold		127,677	204,510
Units redeemed		(274,973)	(255,247)
Net increase (decrease)		(147,296)	(50,737)
Units outstanding, beginning		784,417	835,154
Units outstanding, ending		637,121	784,417

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$22,391,569
Cost of units redeemed/account charges			(24,118,549)
Net investment income (loss)			(171,327)
Net realized gain (loss)			2,183,900
Realized gain distributions			1,570,185
Net change in unrealized appreciation (depreciation)			452,352
Net assets			$2,308,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.62	637	$2,308	1.25%	17.2%	12/31/2025	$3.76	0	$0	1.00%	17.5%	12/31/2025	$3.91	0	$0	0.75%	17.8%
12/31/2024	3.09	784	2,424	1.25%	12.5%	12/31/2024	3.20	0	0	1.00%	12.8%	12/31/2024	3.32	0	0	0.75%	13.1%
12/31/2023	2.75	835	2,294	1.25%	19.0%	12/31/2023	2.84	0	0	1.00%	19.3%	12/31/2023	2.93	0	0	0.75%	19.6%
12/31/2022	2.31	1,302	3,004	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.3%	12/31/2022	2.45	0	0	0.75%	-20.1%
12/31/2021	2.90	1,732	5,024	1.25%	15.6%	12/31/2021	2.98	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.06	0	$0	0.50%	18.1%	12/31/2025	$4.22	0	$0	0.25%	18.4%	12/31/2025	$4.38	0	$0	0.00%	18.7%
12/31/2024	3.44	0	0	0.50%	13.4%	12/31/2024	3.56	0	0	0.25%	13.7%	12/31/2024	3.69	0	0	0.00%	14.0%
12/31/2023	3.03	0	0	0.50%	19.9%	12/31/2023	3.13	0	0	0.25%	20.2%	12/31/2023	3.24	0	0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.9%	12/31/2022	2.61	0	0	0.25%	-19.7%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.15	0	0	0.50%	16.5%	12/31/2021	3.24	0	0	0.25%	16.7%	12/31/2021	3.34	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.1%
2023	0.9%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,716	$66,224	5,046
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$70,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,759	37,541	$1.88
Band 100	-	-	1.96
Band 75	-	-	2.03
Band 50	-	-	2.11
Band 25	-	-	2.19
Band 0	-	-	2.28
Total	$70,759	37,541

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,477
Mortality & expense charges			(1,076)
Net investment income (loss)			1,401

Gain (loss) on investments:
Net realized gain (loss)			3,311
Realized gain distributions			1,134
Net change in unrealized appreciation (depreciation)			1,582
Net gain (loss)			6,027

Increase (decrease) in net assets from operations			$7,428

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,401	$1,760
Net realized gain (loss)		3,311	2,541
Realized gain distributions		1,134	783
Net change in unrealized appreciation (depreciation)		1,582	2,823

Increase (decrease) in net assets from operations		7,428	7,907

Contract owner transactions:
Proceeds from units sold		21,223	35,211
Cost of units redeemed		(64,454)	(101,296)
Account charges		(13)	(34)
Increase (decrease)		(43,244)	(66,119)
Net increase (decrease)		(35,816)	(58,212)
Net assets, beginning		106,575	164,787
Net assets, ending		$70,759	$106,575

Units sold		12,167	21,202
Units redeemed		(36,564)	(61,079)
Net increase (decrease)		(24,397)	(39,877)
Units outstanding, beginning		61,938	101,815
Units outstanding, ending		37,541	61,938

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,031,253
Cost of units redeemed/account charges			(7,492,972)
Net investment income (loss)			23,316
Net realized gain (loss)			133,609
Realized gain distributions			371,061
Net change in unrealized appreciation (depreciation)			4,492
Net assets			$70,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	38	$71	1.25%	9.5%	12/31/2025	$1.96	0	$0	1.00%	9.8%	12/31/2025	$2.03	0	$0	0.75%	10.1%
12/31/2024	1.72	62	107	1.25%	6.3%	12/31/2024	1.78	0	0	1.00%	6.6%	12/31/2024	1.85	0	0	0.75%	6.8%
12/31/2023	1.62	102	165	1.25%	9.8%	12/31/2023	1.67	0	0	1.00%	10.0%	12/31/2023	1.73	0	0	0.75%	10.3%
12/31/2022	1.47	189	279	1.25%	-14.4%	12/31/2022	1.52	0	0	1.00%	-14.2%	12/31/2022	1.57	0	0	0.75%	-14.0%
12/31/2021	1.72	235	405	1.25%	6.8%	12/31/2021	1.77	0	0	1.00%	7.0%	12/31/2021	1.82	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	0	$0	0.50%	10.4%	12/31/2025	$2.19	0	$0	0.25%	10.6%	12/31/2025	$2.28	0	$0	0.00%	10.9%
12/31/2024	1.91	0	0	0.50%	7.1%	12/31/2024	1.98	0	0	0.25%	7.4%	12/31/2024	2.05	0	0	0.00%	7.7%
12/31/2023	1.79	0	0	0.50%	10.6%	12/31/2023	1.85	0	0	0.25%	10.9%	12/31/2023	1.91	0	0	0.00%	11.1%
12/31/2022	1.62	0	0	0.50%	-13.7%	12/31/2022	1.67	0	0	0.25%	-13.5%	12/31/2022	1.72	0	0	0.00%	-13.3%
12/31/2021	1.87	0	0	0.50%	7.6%	12/31/2021	1.93	0	0	0.25%	7.8%	12/31/2021	1.98	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.4%
2023	2.5%
2022	2.7%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund R Class - 06-799

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$938,497	$957,368	67,102
Receivables: investments sold	940
Payables: investments purchased	-
Net assets	$939,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$939,437	517,942	$1.81
Band 100	-	-	1.88
Band 75	-	-	1.96
Band 50	-	-	2.03
Band 25	-	-	2.11
Band 0	-	-	2.19
Total	$939,437	517,942

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,954
Mortality & expense charges			(11,735)
Net investment income (loss)			15,219

Gain (loss) on investments:
Net realized gain (loss)			(4,735)
Realized gain distributions			15,165
Net change in unrealized appreciation (depreciation)			58,419
Net gain (loss)			68,849

Increase (decrease) in net assets from operations			$84,068

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,219	$12,868
Net realized gain (loss)		(4,735)	(41,426)
Realized gain distributions		15,165	6,905
Net change in unrealized appreciation (depreciation)		58,419	80,889

Increase (decrease) in net assets from operations		84,068	59,236

Contract owner transactions:
Proceeds from units sold		61,747	61,246
Cost of units redeemed		(138,177)	(375,321)
Account charges		(2,733)	(2,551)
Increase (decrease)		(79,163)	(316,626)
Net increase (decrease)		4,905	(257,390)
Net assets, beginning		934,532	1,191,922
Net assets, ending		$939,437	$934,532

Units sold		36,948	37,632
Units redeemed		(82,018)	(235,561)
Net increase (decrease)		(45,070)	(197,929)
Units outstanding, beginning		563,012	760,941
Units outstanding, ending		517,942	563,012

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,780,522
Cost of units redeemed/account charges			(8,603,260)
Net investment income (loss)			44,688
Net realized gain (loss)			108,963
Realized gain distributions			627,395
Net change in unrealized appreciation (depreciation)			(18,871)
Net assets			$939,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	518	$939	1.25%	9.3%	12/31/2025	$1.88	0	$0	1.00%	9.5%	12/31/2025	$1.96	0	$0	0.75%	9.8%
12/31/2024	1.66	563	935	1.25%	6.0%	12/31/2024	1.72	0	0	1.00%	6.2%	12/31/2024	1.78	0	0	0.75%	6.5%
12/31/2023	1.57	761	1,192	1.25%	9.5%	12/31/2023	1.62	0	0	1.00%	9.8%	12/31/2023	1.67	0	0	0.75%	10.0%
12/31/2022	1.43	773	1,105	1.25%	-14.6%	12/31/2022	1.47	0	0	1.00%	-14.4%	12/31/2022	1.52	0	0	0.75%	-14.2%
12/31/2021	1.68	822	1,376	1.25%	6.5%	12/31/2021	1.72	0	0	1.00%	6.8%	12/31/2021	1.77	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	10.1%	12/31/2025	$2.11	0	$0	0.25%	10.4%	12/31/2025	$2.19	0	$0	0.00%	10.6%
12/31/2024	1.85	0	0	0.50%	6.8%	12/31/2024	1.91	0	0	0.25%	7.0%	12/31/2024	1.98	0	0	0.00%	7.3%
12/31/2023	1.73	0	0	0.50%	10.3%	12/31/2023	1.79	0	0	0.25%	10.6%	12/31/2023	1.85	0	0	0.00%	10.9%
12/31/2022	1.57	0	0	0.50%	-14.0%	12/31/2022	1.62	0	0	0.25%	-13.7%	12/31/2022	1.67	0	0	0.00%	-13.5%
12/31/2021	1.82	0	0	0.50%	7.3%	12/31/2021	1.87	0	0	0.25%	7.6%	12/31/2021	1.93	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.4%
2023	2.5%
2022	2.3%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,125,867	$939,321	59,884
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$1,125,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,125,823	459,852	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.63
Band 25	-	-	2.70
Band 0	-	-	2.76
Total	$1,125,823	459,852

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,522
Mortality & expense charges			(14,595)
Net investment income (loss)			(3,073)

Gain (loss) on investments:
Net realized gain (loss)			89,137
Realized gain distributions			28,861
Net change in unrealized appreciation (depreciation)			74,173
Net gain (loss)			192,171

Increase (decrease) in net assets from operations			$189,098

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,073)	$(4,817)
Net realized gain (loss)		89,137	121,149
Realized gain distributions		28,861	4,061
Net change in unrealized appreciation (depreciation)		74,173	47,291

Increase (decrease) in net assets from operations		189,098	167,684

Contract owner transactions:
Proceeds from units sold		351,403	420,584
Cost of units redeemed		(456,856)	(737,484)
Account charges		(5,157)	(10,912)
Increase (decrease)		(110,610)	(327,812)
Net increase (decrease)		78,488	(160,128)
Net assets, beginning		1,047,335	1,207,463
Net assets, ending		$1,125,823	$1,047,335

Units sold		158,545	211,479
Units redeemed		(199,885)	(360,601)
Net increase (decrease)		(41,340)	(149,122)
Units outstanding, beginning		501,192	650,314
Units outstanding, ending		459,852	501,192

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,064,869
Cost of units redeemed/account charges			(7,951,539)
Net investment income (loss)			(54,146)
Net realized gain (loss)			568,029
Realized gain distributions			312,064
Net change in unrealized appreciation (depreciation)			186,546
Net assets			$1,125,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	460	$1,126	1.25%	17.2%	12/31/2025	$2.51	0	$0	1.00%	17.5%	12/31/2025	$2.57	0	$0	0.75%	17.7%
12/31/2024	2.09	501	1,047	1.25%	12.5%	12/31/2024	2.14	0	0	1.00%	12.8%	12/31/2024	2.18	0	0	0.75%	13.1%
12/31/2023	1.86	650	1,207	1.25%	19.0%	12/31/2023	1.89	0	0	1.00%	19.3%	12/31/2023	1.93	0	0	0.75%	19.5%
12/31/2022	1.56	849	1,325	1.25%	-20.4%	12/31/2022	1.59	0	0	1.00%	-20.2%	12/31/2022	1.61	0	0	0.75%	-20.0%
12/31/2021	1.96	1,336	2,620	1.25%	15.6%	12/31/2021	1.99	0	0	1.00%	15.9%	12/31/2021	2.02	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	0	$0	0.50%	18.0%	12/31/2025	$2.70	0	$0	0.25%	18.3%	12/31/2025	$2.76	0	$0	0.00%	18.6%
12/31/2024	2.23	0	0	0.50%	13.4%	12/31/2024	2.28	0	0	0.25%	13.7%	12/31/2024	2.33	0	0	0.00%	14.0%
12/31/2023	1.97	0	0	0.50%	19.8%	12/31/2023	2.00	0	0	0.25%	20.1%	12/31/2023	2.04	0	0	0.00%	20.4%
12/31/2022	1.64	0	0	0.50%	-19.8%	12/31/2022	1.67	0	0	0.25%	-19.6%	12/31/2022	1.70	0	0	0.00%	-19.4%
12/31/2021	2.05	0	0	0.50%	16.5%	12/31/2021	2.08	0	0	0.25%	16.8%	12/31/2021	2.10	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.1%
2023	1.0%
2022	0.6%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund R Class - 06-CMR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,314,683	$1,086,930	70,837
Receivables: investments sold	2,899
Payables: investments purchased	-
Net assets	$1,317,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,317,582	551,166	$2.39
Band 100	-	-	2.45
Band 75	-	-	2.51
Band 50	-	-	2.57
Band 25	-	-	2.63
Band 0	-	-	2.70
Total	$1,317,582	551,166

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,662
Mortality & expense charges			(16,926)
Net investment income (loss)			(5,264)

Gain (loss) on investments:
Net realized gain (loss)			102,171
Realized gain distributions			33,753
Net change in unrealized appreciation (depreciation)			88,593
Net gain (loss)			224,517

Increase (decrease) in net assets from operations			$219,253

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,264)	$(5,758)
Net realized gain (loss)		102,171	82,673
Realized gain distributions		33,753	5,040
Net change in unrealized appreciation (depreciation)		88,593	81,636

Increase (decrease) in net assets from operations		219,253	163,591

Contract owner transactions:
Proceeds from units sold		343,266	393,854
Cost of units redeemed		(524,058)	(646,068)
Account charges		(3,191)	(2,652)
Increase (decrease)		(183,983)	(254,866)
Net increase (decrease)		35,270	(91,275)
Net assets, beginning		1,282,312	1,373,587
Net assets, ending		$1,317,582	$1,282,312

Units sold		158,519	198,348
Units redeemed		(234,617)	(325,074)
Net increase (decrease)		(76,098)	(126,726)
Units outstanding, beginning		627,264	753,990
Units outstanding, ending		551,166	627,264

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,884,911
Cost of units redeemed/account charges			(3,281,076)
Net investment income (loss)			(36,835)
Net realized gain (loss)			317,511
Realized gain distributions			205,318
Net change in unrealized appreciation (depreciation)			227,753
Net assets			$1,317,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.39	551	$1,318	1.25%	16.9%	12/31/2025	$2.45	0	$0	1.00%	17.2%	12/31/2025	$2.51	0	$0	0.75%	17.5%
12/31/2024	2.04	627	1,282	1.25%	12.2%	12/31/2024	2.09	0	0	1.00%	12.5%	12/31/2024	2.13	0	0	0.75%	12.8%
12/31/2023	1.82	754	1,374	1.25%	18.7%	12/31/2023	1.86	0	0	1.00%	19.0%	12/31/2023	1.89	0	0	0.75%	19.3%
12/31/2022	1.53	663	1,018	1.25%	-20.7%	12/31/2022	1.56	0	0	1.00%	-20.5%	12/31/2022	1.59	0	0	0.75%	-20.3%
12/31/2021	1.93	704	1,361	1.25%	15.3%	12/31/2021	1.96	0	0	1.00%	15.6%	12/31/2021	1.99	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	17.8%	12/31/2025	$2.63	0	$0	0.25%	18.1%	12/31/2025	$2.70	0	$0	0.00%	18.4%
12/31/2024	2.18	0	0	0.50%	13.1%	12/31/2024	2.23	0	0	0.25%	13.3%	12/31/2024	2.28	0	0	0.00%	13.6%
12/31/2023	1.93	0	0	0.50%	19.6%	12/31/2023	1.97	0	0	0.25%	19.9%	12/31/2023	2.00	0	0	0.00%	20.2%
12/31/2022	1.61	0	0	0.50%	-20.1%	12/31/2022	1.64	0	0	0.25%	-19.9%	12/31/2022	1.67	0	0	0.00%	-19.7%
12/31/2021	2.02	0	0	0.50%	16.2%	12/31/2021	2.05	0	0	0.25%	16.5%	12/31/2021	2.08	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	0.9%
2023	1.0%
2022	0.6%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.78
Band 100	-	-	0.80
Band 75	-	-	0.82
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.78	0	$0	1.25%	4.0%	12/31/2025	$0.80	0	$0	1.00%	4.3%	12/31/2025	$0.82	0	$0	0.75%	4.5%
12/31/2024	0.75	0	0	1.25%	-7.8%	12/31/2024	0.77	0	0	1.00%	-7.6%	12/31/2024	0.78	0	0	0.75%	-7.3%
12/31/2023	0.81	0	0	1.25%	1.1%	12/31/2023	0.83	0	0	1.00%	1.4%	12/31/2023	0.84	0	0	0.75%	1.6%
12/31/2022	0.80	0	0	1.25%	-30.9%	12/31/2022	0.82	0	0	1.00%	-30.7%	12/31/2022	0.83	0	0	0.75%	-30.5%
12/31/2021	1.16	0	0	1.25%	-6.4%	12/31/2021	1.18	0	0	1.00%	-6.2%	12/31/2021	1.20	0	0	0.75%	-6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.84	0	$0	0.50%	4.8%	12/31/2025	$0.86	0	$0	0.25%	5.0%	12/31/2025	$0.88	0	$0	0.00%	5.3%
12/31/2024	0.80	0	0	0.50%	-7.1%	12/31/2024	0.82	0	0	0.25%	-6.9%	12/31/2024	0.83	0	0	0.00%	-6.6%
12/31/2023	0.86	0	0	0.50%	1.9%	12/31/2023	0.88	0	0	0.25%	2.1%	12/31/2023	0.89	0	0	0.00%	2.4%
12/31/2022	0.84	0	0	0.50%	-30.4%	12/31/2022	0.86	0	0	0.25%	-30.2%	12/31/2022	0.87	0	0	0.00%	-30.0%
12/31/2021	1.21	0	0	0.50%	-5.7%	12/31/2021	1.23	0	0	0.25%	-5.5%	12/31/2021	1.25	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,176,613	$34,507,642	217,890
Receivables: investments sold	7,427
Payables: investments purchased	-
Net assets	$46,184,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,184,040	12,204,743	$3.78
Band 100	-	-	3.87
Band 75	-	-	3.96
Band 50	-	-	4.05
Band 25	-	-	4.14
Band 0	-	-	4.24
Total	$46,184,040	12,204,743

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(534,939)
Net investment income (loss)			(534,939)

Gain (loss) on investments:
Net realized gain (loss)			1,260,119
Realized gain distributions			2,293,676
Net change in unrealized appreciation (depreciation)			4,088,071
Net gain (loss)			7,641,866

Increase (decrease) in net assets from operations			$7,106,927

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(534,939)	$(483,792)
Net realized gain (loss)		1,260,119	1,433,496
Realized gain distributions		2,293,676	3,507,000
Net change in unrealized appreciation (depreciation)		4,088,071	6,710,802

Increase (decrease) in net assets from operations		7,106,927	11,167,506

Contract owner transactions:
Proceeds from units sold		3,423,719	13,084,671
Cost of units redeemed		(5,386,117)	(8,166,720)
Account charges		(63,435)	(52,711)
Increase (decrease)		(2,025,833)	4,865,240
Net increase (decrease)		5,081,094	16,032,746
Net assets, beginning		41,102,946	25,070,200
Net assets, ending		$46,184,040	$41,102,946

Units sold		1,114,632	5,217,621
Units redeemed		(1,668,843)	(2,894,153)
Net increase (decrease)		(554,211)	2,323,468
Units outstanding, beginning		12,758,954	10,435,486
Units outstanding, ending		12,204,743	12,758,954

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$158,224,367
Cost of units redeemed/account charges			(137,052,171)
Net investment income (loss)			(4,263,097)
Net realized gain (loss)			(1,329,837)
Realized gain distributions			18,935,807
Net change in unrealized appreciation (depreciation)			11,668,971
Net assets			$46,184,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.78	12,205	$46,184	1.25%	17.5%	12/31/2025	$3.87	0	$0	1.00%	17.8%	12/31/2025	$3.96	0	$0	0.75%	18.1%
12/31/2024	3.22	12,759	41,103	1.25%	34.1%	12/31/2024	3.29	0	0	1.00%	34.4%	12/31/2024	3.35	0	0	0.75%	34.8%
12/31/2023	2.40	10,435	25,070	1.25%	47.7%	12/31/2023	2.45	0	0	1.00%	48.1%	12/31/2023	2.49	0	0	0.75%	48.4%
12/31/2022	1.63	19,179	31,195	1.25%	-39.3%	12/31/2022	1.65	0	0	1.00%	-39.1%	12/31/2022	1.68	0	0	0.75%	-39.0%
12/31/2021	2.68	40,863	109,452	1.25%	16.4%	12/31/2021	2.71	0	0	1.00%	16.7%	12/31/2021	2.75	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.05	0	$0	0.50%	18.3%	12/31/2025	$4.14	0	$0	0.25%	18.6%	12/31/2025	$4.24	0	$0	0.00%	18.9%
12/31/2024	3.42	0	0	0.50%	35.1%	12/31/2024	3.49	0	0	0.25%	35.4%	12/31/2024	3.56	0	0	0.00%	35.8%
12/31/2023	2.53	0	0	0.50%	48.8%	12/31/2023	2.58	0	0	0.25%	49.2%	12/31/2023	2.62	0	0	0.00%	49.6%
12/31/2022	1.70	0	0	0.50%	-38.8%	12/31/2022	1.73	0	0	0.25%	-38.7%	12/31/2022	1.75	0	0	0.00%	-38.5%
12/31/2021	2.78	0	0	0.50%	17.3%	12/31/2021	2.82	0	0	0.25%	17.6%	12/31/2021	2.85	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund I Class - 06-FFP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,473,473	$2,331,005	64,199
Receivables: investments sold	1,406
Payables: investments purchased	-
Net assets	$2,474,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,474,879	1,198,407	$2.07
Band 100	-	-	2.11
Band 75	-	-	2.16
Band 50	-	-	2.21
Band 25	-	-	2.26
Band 0	-	-	2.31
Total	$2,474,879	1,198,407

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$44,546
Mortality & expense charges			(30,895)
Net investment income (loss)			13,651

Gain (loss) on investments:
Net realized gain (loss)			32,682
Realized gain distributions			26,929
Net change in unrealized appreciation (depreciation)			219,831
Net gain (loss)			279,442

Increase (decrease) in net assets from operations			$293,093

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,651	$22,706
Net realized gain (loss)		32,682	92,423
Realized gain distributions		26,929	171,167
Net change in unrealized appreciation (depreciation)		219,831	(47,435)

Increase (decrease) in net assets from operations		293,093	238,861

Contract owner transactions:
Proceeds from units sold		437,957	2,758,103
Cost of units redeemed		(967,688)	(2,225,055)
Account charges		(3,304)	(1,201)
Increase (decrease)		(533,035)	531,847
Net increase (decrease)		(239,942)	770,708
Net assets, beginning		2,714,821	1,944,113
Net assets, ending		$2,474,879	$2,714,821

Units sold		226,530	1,585,589
Units redeemed		(517,490)	(1,275,819)
Net increase (decrease)		(290,960)	309,770
Units outstanding, beginning		1,489,367	1,179,597
Units outstanding, ending		1,198,407	1,489,367

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,354,750
Cost of units redeemed/account charges			(4,724,647)
Net investment income (loss)			87,284
Net realized gain (loss)			129,654
Realized gain distributions			485,370
Net change in unrealized appreciation (depreciation)			142,468
Net assets			$2,474,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	1,198	$2,475	1.25%	13.3%	12/31/2025	$2.11	0	$0	1.00%	13.6%	12/31/2025	$2.16	0	$0	0.75%	13.9%
12/31/2024	1.82	1,489	2,715	1.25%	10.6%	12/31/2024	1.86	0	0	1.00%	10.9%	12/31/2024	1.90	0	0	0.75%	11.2%
12/31/2023	1.65	1,180	1,944	1.25%	8.4%	12/31/2023	1.68	0	0	1.00%	8.7%	12/31/2023	1.71	0	0	0.75%	8.9%
12/31/2022	1.52	1,282	1,950	1.25%	-4.3%	12/31/2022	1.54	0	0	1.00%	-4.1%	12/31/2022	1.57	0	0	0.75%	-3.8%
12/31/2021	1.59	1,159	1,842	1.25%	24.2%	12/31/2021	1.61	0	0	1.00%	24.5%	12/31/2021	1.63	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	14.1%	12/31/2025	$2.26	0	$0	0.25%	14.4%	12/31/2025	$2.31	0	$0	0.00%	14.7%
12/31/2024	1.94	0	0	0.50%	11.4%	12/31/2024	1.98	0	0	0.25%	11.7%	12/31/2024	2.02	0	0	0.00%	12.0%
12/31/2023	1.74	0	0	0.50%	9.2%	12/31/2023	1.77	0	0	0.25%	9.5%	12/31/2023	1.80	0	0	0.00%	9.7%
12/31/2022	1.59	0	0	0.50%	-3.6%	12/31/2022	1.62	0	0	0.25%	-3.4%	12/31/2022	1.64	0	0	0.00%	-3.1%
12/31/2021	1.65	0	0	0.50%	25.1%	12/31/2021	1.67	0	0	0.25%	25.5%	12/31/2021	1.69	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.2%
2023	2.1%
2022	2.3%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund I Class - 06-FFR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,754,458	$5,814,026	61,868
Receivables: investments sold	-
Payables: investments purchased	(57,224)
Net assets	$6,697,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,917,791	1,179,691	$3.32
Band 100	-	-	3.40
Band 75	-	-	3.47
Band 50	-	-	3.55
Band 25	-	-	3.64
Band 0	2,779,443	747,296	3.72
Total	$6,697,234	1,926,987

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(80,013)
Net investment income (loss)			(80,013)

Gain (loss) on investments:
Net realized gain (loss)			1,896,847
Realized gain distributions			802,195
Net change in unrealized appreciation (depreciation)			(2,508,516)
Net gain (loss)			190,526

Increase (decrease) in net assets from operations			$110,513

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(80,013)	$(230,628)
Net realized gain (loss)		1,896,847	2,802,200
Realized gain distributions		802,195	1,290,481
Net change in unrealized appreciation (depreciation)		(2,508,516)	1,500,903

Increase (decrease) in net assets from operations		110,513	5,362,956

Contract owner transactions:
Proceeds from units sold		830,986	6,360,532
Cost of units redeemed		(11,131,141)	(13,582,724)
Account charges		(10,936)	(22,542)
Increase (decrease)		(10,311,091)	(7,244,734)
Net increase (decrease)		(10,200,578)	(1,881,778)
Net assets, beginning		16,897,812	18,779,590
Net assets, ending		$6,697,234	$16,897,812

Units sold		285,469	3,311,565
Units redeemed		(4,088,698)	(5,788,075)
Net increase (decrease)		(3,803,229)	(2,476,510)
Units outstanding, beginning		5,730,216	8,206,726
Units outstanding, ending		1,926,987	5,730,216

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$40,622,104
Cost of units redeemed/account charges			(42,987,339)
Net investment income (loss)			(995,750)
Net realized gain (loss)			3,714,144
Realized gain distributions			5,403,643
Net change in unrealized appreciation (depreciation)			940,432
Net assets			$6,697,234

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.32	1,180	$3,918	1.25%	14.4%	12/31/2025	$3.40	0	$0	1.00%	14.6%	12/31/2025	$3.47	0	$0	0.75%	14.9%
12/31/2024	2.90	4,895	14,214	1.25%	28.1%	12/31/2024	2.96	0	0	1.00%	28.5%	12/31/2024	3.02	0	0	0.75%	28.8%
12/31/2023	2.27	7,342	16,638	1.25%	43.6%	12/31/2023	2.31	0	0	1.00%	44.0%	12/31/2023	2.35	0	0	0.75%	44.4%
12/31/2022	1.58	7,573	11,949	1.25%	-40.8%	12/31/2022	1.60	0	0	1.00%	-40.6%	12/31/2022	1.63	0	0	0.75%	-40.5%
12/31/2021	2.66	6,660	17,747	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.73	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.55	0	$0	0.50%	15.2%	12/31/2025	$3.64	0	$0	0.25%	15.5%	12/31/2025	$3.72	747	$2,779	0.00%	15.8%
12/31/2024	3.09	0	0	0.50%	29.1%	12/31/2024	3.15	0	0	0.25%	29.4%	12/31/2024	3.21	835	2,683	0.00%	29.8%
12/31/2023	2.39	0	0	0.50%	44.7%	12/31/2023	2.43	0	0	0.25%	45.1%	12/31/2023	2.48	865	2,141	0.00%	45.4%
12/31/2022	1.65	0	0	0.50%	-40.4%	12/31/2022	1.68	0	0	0.25%	-40.2%	12/31/2022	1.70	0	0	0.00%	-40.1%
12/31/2021	2.77	0	0	0.50%	19.6%	12/31/2021	2.80	0	0	0.25%	19.9%	12/31/2021	2.84	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund I Class - 06-FFT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,727,083	$1,780,130	115,828
Receivables: investments sold	-
Payables: investments purchased	(1,636)
Net assets	$2,725,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,725,447	1,294,845	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	-	-	2.36
Total	$2,725,447	1,294,845

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$75,757
Mortality & expense charges			(29,441)
Net investment income (loss)			46,316

Gain (loss) on investments:
Net realized gain (loss)			86,374
Realized gain distributions			3,502
Net change in unrealized appreciation (depreciation)			675,985
Net gain (loss)			765,861

Increase (decrease) in net assets from operations			$812,177

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,316	$26,824
Net realized gain (loss)		86,374	107,474
Realized gain distributions		3,502	-
Net change in unrealized appreciation (depreciation)		675,985	4,894

Increase (decrease) in net assets from operations		812,177	139,192

Contract owner transactions:
Proceeds from units sold		280,120	340,524
Cost of units redeemed		(272,256)	(460,650)
Account charges		(197)	(153)
Increase (decrease)		7,667	(120,279)
Net increase (decrease)		819,844	18,913
Net assets, beginning		1,905,603	1,886,690
Net assets, ending		$2,725,447	$1,905,603

Units sold		151,975	228,025
Units redeemed		(146,097)	(300,289)
Net increase (decrease)		5,878	(72,264)
Units outstanding, beginning		1,288,967	1,361,231
Units outstanding, ending		1,294,845	1,288,967

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,357,492
Cost of units redeemed/account charges			(3,993,551)
Net investment income (loss)			225,049
Net realized gain (loss)			183,940
Realized gain distributions			5,564
Net change in unrealized appreciation (depreciation)			946,953
Net assets			$2,725,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	1,295	$2,725	1.25%	42.4%	12/31/2025	$2.15	0	$0	1.00%	42.7%	12/31/2025	$2.20	0	$0	0.75%	43.1%
12/31/2024	1.48	1,289	1,906	1.25%	6.7%	12/31/2024	1.51	0	0	1.00%	6.9%	12/31/2024	1.54	0	0	0.75%	7.2%
12/31/2023	1.39	1,361	1,887	1.25%	17.9%	12/31/2023	1.41	0	0	1.00%	18.2%	12/31/2023	1.44	0	0	0.75%	18.5%
12/31/2022	1.18	1,323	1,555	1.25%	-9.4%	12/31/2022	1.19	0	0	1.00%	-9.2%	12/31/2022	1.21	0	0	0.75%	-9.0%
12/31/2021	1.30	1,297	1,683	1.25%	11.5%	12/31/2021	1.31	0	0	1.00%	11.8%	12/31/2021	1.33	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.25	0	$0	0.50%	43.4%	12/31/2025	$2.30	0	$0	0.25%	43.8%	12/31/2025	$2.36	0	$0	0.00%	44.2%
12/31/2024	1.57	0	0	0.50%	7.5%	12/31/2024	1.60	0	0	0.25%	7.7%	12/31/2024	1.64	0	0	0.00%	8.0%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-8.7%	12/31/2022	1.25	0	0	0.25%	-8.5%	12/31/2022	1.27	0	0	0.00%	-8.3%
12/31/2021	1.35	0	0	0.50%	12.4%	12/31/2021	1.36	0	0	0.25%	12.6%	12/31/2021	1.38	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	2.8%
2023	3.2%
2022	3.0%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,887,853	$1,919,976	19,536
Receivables: investments sold	18,714
Payables: investments purchased	-
Net assets	$1,906,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,906,567	888,819	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.35
Band 0	-	-	2.40
Total	$1,906,567	888,819

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,411
Mortality & expense charges			(61,047)
Net investment income (loss)			(57,636)

Gain (loss) on investments:
Net realized gain (loss)			191,972
Realized gain distributions			181,943
Net change in unrealized appreciation (depreciation)			(217,677)
Net gain (loss)			156,238

Increase (decrease) in net assets from operations			$98,602

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,636)	$(55,516)
Net realized gain (loss)		191,972	44,767
Realized gain distributions		181,943	490,482
Net change in unrealized appreciation (depreciation)		(217,677)	(105,813)

Increase (decrease) in net assets from operations		98,602	373,920

Contract owner transactions:
Proceeds from units sold		621,938	1,435,007
Cost of units redeemed		(4,047,731)	(355,564)
Account charges		(13,323)	(9,234)
Increase (decrease)		(3,439,116)	1,070,209
Net increase (decrease)		(3,340,514)	1,444,129
Net assets, beginning		5,247,081	3,802,952
Net assets, ending		$1,906,567	$5,247,081

Units sold		302,038	719,808
Units redeemed		(1,919,206)	(178,452)
Net increase (decrease)		(1,617,168)	541,356
Units outstanding, beginning		2,505,987	1,964,631
Units outstanding, ending		888,819	2,505,987

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,204,021
Cost of units redeemed/account charges			(8,639,157)
Net investment income (loss)			(231,686)
Net realized gain (loss)			209,042
Realized gain distributions			1,396,470
Net change in unrealized appreciation (depreciation)			(32,123)
Net assets			$1,906,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	889	$1,907	1.25%	2.4%	12/31/2025	$2.19	0	$0	1.00%	2.7%	12/31/2025	$2.24	0	$0	0.75%	3.0%
12/31/2024	2.09	2,506	5,247	1.25%	8.2%	12/31/2024	2.14	0	0	1.00%	8.4%	12/31/2024	2.18	0	0	0.75%	8.7%
12/31/2023	1.94	1,965	3,803	1.25%	18.8%	12/31/2023	1.97	0	0	1.00%	19.1%	12/31/2023	2.01	0	0	0.75%	19.4%
12/31/2022	1.63	2,000	3,260	1.25%	-23.4%	12/31/2022	1.65	0	0	1.00%	-23.2%	12/31/2022	1.68	0	0	0.75%	-23.0%
12/31/2021	2.13	986	2,096	1.25%	13.8%	12/31/2021	2.15	0	0	1.00%	14.0%	12/31/2021	2.18	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	3.2%	12/31/2025	$2.35	0	$0	0.25%	3.5%	12/31/2025	$2.40	0	$0	0.00%	3.7%
12/31/2024	2.22	0	0	0.50%	9.0%	12/31/2024	2.27	0	0	0.25%	9.3%	12/31/2024	2.32	0	0	0.00%	9.5%
12/31/2023	2.04	0	0	0.50%	19.7%	12/31/2023	2.08	0	0	0.25%	20.0%	12/31/2023	2.11	0	0	0.00%	20.3%
12/31/2022	1.71	0	0	0.50%	-22.8%	12/31/2022	1.73	0	0	0.25%	-22.6%	12/31/2022	1.76	0	0	0.00%	-22.4%
12/31/2021	2.21	0	0	0.50%	14.6%	12/31/2021	2.24	0	0	0.25%	14.9%	12/31/2021	2.27	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,334,850	$2,362,531	73,123
Receivables: investments sold	10,228
Payables: investments purchased	-
Net assets	$2,345,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,345,078	1,153,353	$2.03
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$2,345,078	1,153,353

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$34,565
Mortality & expense charges			(43,995)
Net investment income (loss)			(9,430)

Gain (loss) on investments:
Net realized gain (loss)			16,642
Realized gain distributions			90,311
Net change in unrealized appreciation (depreciation)			51,414
Net gain (loss)			158,367

Increase (decrease) in net assets from operations			$148,937

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,430)	$11,834
Net realized gain (loss)		16,642	23,047
Realized gain distributions		90,311	412,501
Net change in unrealized appreciation (depreciation)		51,414	(18,691)

Increase (decrease) in net assets from operations		148,937	428,691

Contract owner transactions:
Proceeds from units sold		381,588	1,126,914
Cost of units redeemed		(1,866,910)	(285,649)
Account charges		(6,944)	(4,106)
Increase (decrease)		(1,492,266)	837,159
Net increase (decrease)		(1,343,329)	1,265,850
Net assets, beginning		3,688,407	2,422,557
Net assets, ending		$2,345,078	$3,688,407

Units sold		200,019	619,276
Units redeemed		(950,468)	(153,866)
Net increase (decrease)		(750,449)	465,410
Units outstanding, beginning		1,903,802	1,438,392
Units outstanding, ending		1,153,353	1,903,802

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,066,084
Cost of units redeemed/account charges			(3,625,094)
Net investment income (loss)			37,288
Net realized gain (loss)			(213,025)
Realized gain distributions			1,107,506
Net change in unrealized appreciation (depreciation)			(27,681)
Net assets			$2,345,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	1,153	$2,345	1.25%	4.9%	12/31/2025	$2.08	0	$0	1.00%	5.2%	12/31/2025	$2.13	0	$0	0.75%	5.5%
12/31/2024	1.94	1,904	3,688	1.25%	15.0%	12/31/2024	1.98	0	0	1.00%	15.3%	12/31/2024	2.02	0	0	0.75%	15.6%
12/31/2023	1.68	1,438	2,423	1.25%	17.4%	12/31/2023	1.71	0	0	1.00%	17.7%	12/31/2023	1.74	0	0	0.75%	18.0%
12/31/2022	1.43	1,392	1,997	1.25%	-5.3%	12/31/2022	1.46	0	0	1.00%	-5.0%	12/31/2022	1.48	0	0	0.75%	-4.8%
12/31/2021	1.51	234	355	1.25%	23.1%	12/31/2021	1.53	0	0	1.00%	23.4%	12/31/2021	1.55	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.18	0	$0	0.50%	5.7%	12/31/2025	$2.23	0	$0	0.25%	6.0%	12/31/2025	$2.28	0	$0	0.00%	6.3%
12/31/2024	2.06	0	0	0.50%	15.9%	12/31/2024	2.10	0	0	0.25%	16.2%	12/31/2024	2.14	0	0	0.00%	16.5%
12/31/2023	1.78	0	0	0.50%	18.3%	12/31/2023	1.81	0	0	0.25%	18.6%	12/31/2023	1.84	0	0	0.00%	18.9%
12/31/2022	1.50	0	0	0.50%	-4.6%	12/31/2022	1.52	0	0	0.25%	-4.3%	12/31/2022	1.55	0	0	0.00%	-4.1%
12/31/2021	1.57	0	0	0.50%	24.1%	12/31/2021	1.59	0	0	0.25%	24.4%	12/31/2021	1.61	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.7%
2023	1.4%
2022	3.3%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Financial Services Fund I Class - 06-GPC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,811	$206,053	4,625
Receivables: investments sold	-
Payables: investments purchased	(566)
Net assets	$218,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,245	87,345	$2.50
Band 100	-	-	2.55
Band 75	-	-	2.60
Band 50	-	-	2.65
Band 25	-	-	2.71
Band 0	-	-	2.76
Total	$218,245	87,345

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,566
Mortality & expense charges			(2,173)
Net investment income (loss)			393

Gain (loss) on investments:
Net realized gain (loss)			13,174
Realized gain distributions			12,079
Net change in unrealized appreciation (depreciation)			4,990
Net gain (loss)			30,243

Increase (decrease) in net assets from operations			$30,636

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$393	$449
Net realized gain (loss)		13,174	5,030
Realized gain distributions		12,079	7,492
Net change in unrealized appreciation (depreciation)		4,990	5,439

Increase (decrease) in net assets from operations		30,636	18,410

Contract owner transactions:
Proceeds from units sold		208,015	87,107
Cost of units redeemed		(129,624)	(22,094)
Account charges		(186)	(74)
Increase (decrease)		78,205	64,939
Net increase (decrease)		108,841	83,349
Net assets, beginning		109,404	26,055
Net assets, ending		$218,245	$109,404

Units sold		94,657	46,854
Units redeemed		(58,728)	(11,286)
Net increase (decrease)		35,929	35,568
Units outstanding, beginning		51,416	15,848
Units outstanding, ending		87,345	51,416

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$487,661
Cost of units redeemed/account charges			(319,492)
Net investment income (loss)			1,703
Net realized gain (loss)			14,608
Realized gain distributions			21,007
Net change in unrealized appreciation (depreciation)			12,758
Net assets			$218,245

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.50	87	$218	1.25%	17.4%	12/31/2025	$2.55	0	$0	1.00%	17.7%	12/31/2025	$2.60	0	$0	0.75%	18.0%
12/31/2024	2.13	51	109	1.25%	29.4%	12/31/2024	2.17	0	0	1.00%	29.8%	12/31/2024	2.20	0	0	0.75%	30.1%
12/31/2023	1.64	16	26	1.25%	13.7%	12/31/2023	1.67	0	0	1.00%	14.0%	12/31/2023	1.69	0	0	0.75%	14.2%
12/31/2022	1.45	38	55	1.25%	-11.9%	12/31/2022	1.46	0	0	1.00%	-11.7%	12/31/2022	1.48	0	0	0.75%	-11.5%
12/31/2021	1.64	42	69	1.25%	36.3%	12/31/2021	1.66	0	0	1.00%	36.6%	12/31/2021	1.68	0	0	0.75%	37.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.65	0	$0	0.50%	18.3%	12/31/2025	$2.71	0	$0	0.25%	18.6%	12/31/2025	$2.76	0	$0	0.00%	18.9%
12/31/2024	2.24	0	0	0.50%	30.4%	12/31/2024	2.28	0	0	0.25%	30.7%	12/31/2024	2.32	0	0	0.00%	31.1%
12/31/2023	1.72	0	0	0.50%	14.5%	12/31/2023	1.75	0	0	0.25%	14.8%	12/31/2023	1.77	0	0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-11.3%	12/31/2022	1.52	0	0	0.25%	-11.1%	12/31/2022	1.54	0	0	0.00%	-10.8%
12/31/2021	1.69	0	0	0.50%	37.3%	12/31/2021	1.71	0	0	0.25%	37.7%	12/31/2021	1.73	0	0	0.00%	38.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.0%
2023	1.4%
2022	2.1%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Real Estate Fund I Class - 06-GFP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$954,040
Cost of units redeemed/account charges			(949,943)
Net investment income (loss)			11,303
Net realized gain (loss)			(95,201)
Realized gain distributions			79,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.20	0	$0	1.25%	-1.0%	12/31/2025	$1.22	0	$0	1.00%	-0.8%	12/31/2025	$1.25	0	$0	0.75%	-0.5%
12/31/2024	1.21	0	0	1.25%	2.6%	12/31/2024	1.23	0	0	1.00%	2.9%	12/31/2024	1.25	0	0	0.75%	3.1%
12/31/2023	1.18	0	0	1.25%	12.0%	12/31/2023	1.20	0	0	1.00%	12.3%	12/31/2023	1.22	0	0	0.75%	12.5%
12/31/2022	1.05	0	0	1.25%	-26.7%	12/31/2022	1.07	0	0	1.00%	-26.5%	12/31/2022	1.08	0	0	0.75%	-26.3%
12/31/2021	1.43	0	0	1.25%	45.7%	12/31/2021	1.45	0	0	1.00%	46.1%	12/31/2021	1.47	0	0	0.75%	46.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	-0.3%	12/31/2025	$1.30	0	$0	0.25%	0.0%	12/31/2025	$1.33	0	$0	0.00%	0.2%
12/31/2024	1.28	0	0	0.50%	3.4%	12/31/2024	1.30	0	0	0.25%	3.7%	12/31/2024	1.33	0	0	0.00%	3.9%
12/31/2023	1.24	0	0	0.50%	12.8%	12/31/2023	1.26	0	0	0.25%	13.1%	12/31/2023	1.28	0	0	0.00%	13.4%
12/31/2022	1.10	0	0	0.50%	-26.1%	12/31/2022	1.11	0	0	0.25%	-25.9%	12/31/2022	1.13	0	0	0.00%	-25.8%
12/31/2021	1.48	0	0	0.50%	46.8%	12/31/2021	1.50	0	0	0.25%	47.2%	12/31/2021	1.52	0	0	0.00%	47.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New America Growth Fund I Class - 06-3CY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$886,391	$779,098	11,255
Receivables: investments sold	2,331
Payables: investments purchased	-
Net assets	$888,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$888,722	308,539	$2.88
Band 100	-	-	2.94
Band 75	-	-	2.99
Band 50	-	-	3.05
Band 25	-	-	3.11
Band 0	-	-	3.16
Total	$888,722	308,539

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,763
Mortality & expense charges			(15,994)
Net investment income (loss)			(14,231)

Gain (loss) on investments:
Net realized gain (loss)			288,024
Realized gain distributions			67,199
Net change in unrealized appreciation (depreciation)			(218,440)
Net gain (loss)			136,783

Increase (decrease) in net assets from operations			$122,552

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,231)	$(20,859)
Net realized gain (loss)		288,024	51,330
Realized gain distributions		67,199	186,426
Net change in unrealized appreciation (depreciation)		(218,440)	185,572

Increase (decrease) in net assets from operations		122,552	402,469

Contract owner transactions:
Proceeds from units sold		200,360	409,614
Cost of units redeemed		(1,650,491)	(326,628)
Account charges		(2,446)	(1,617)
Increase (decrease)		(1,452,577)	81,369
Net increase (decrease)		(1,330,025)	483,838
Net assets, beginning		2,218,747	1,734,909
Net assets, ending		$888,722	$2,218,747

Units sold		87,130	177,516
Units redeemed		(664,701)	(149,229)
Net increase (decrease)		(577,571)	28,287
Units outstanding, beginning		886,110	857,823
Units outstanding, ending		308,539	886,110

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,336,970
Cost of units redeemed/account charges			(2,195,337)
Net investment income (loss)			(41,052)
Net realized gain (loss)			346,624
Realized gain distributions			334,224
Net change in unrealized appreciation (depreciation)			107,293
Net assets			$888,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.88	309	$889	1.25%	15.0%	12/31/2025	$2.94	0	$0	1.00%	15.3%	12/31/2025	$2.99	0	$0	0.75%	15.6%
12/31/2024	2.50	886	2,219	1.25%	23.8%	12/31/2024	2.55	0	0	1.00%	24.1%	12/31/2024	2.59	0	0	0.75%	24.4%
12/31/2023	2.02	858	1,735	1.25%	27.6%	12/31/2023	2.05	0	0	1.00%	27.9%	12/31/2023	2.08	0	0	0.75%	28.2%
12/31/2022	1.59	0	0	1.25%	-22.2%	12/31/2022	1.60	0	0	1.00%	-22.0%	12/31/2022	1.62	0	0	0.75%	-21.8%
12/31/2021	2.04	0	0	1.25%	19.5%	12/31/2021	2.05	0	0	1.00%	19.8%	12/31/2021	2.07	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.05	0	$0	0.50%	15.9%	12/31/2025	$3.11	0	$0	0.25%	16.2%	12/31/2025	$3.16	0	$0	0.00%	16.5%
12/31/2024	2.63	0	0	0.50%	24.7%	12/31/2024	2.67	0	0	0.25%	25.1%	12/31/2024	2.72	0	0	0.00%	25.4%
12/31/2023	2.11	0	0	0.50%	28.5%	12/31/2023	2.14	0	0	0.25%	28.9%	12/31/2023	2.17	0	0	0.00%	29.2%
12/31/2022	1.64	0	0	0.50%	-21.6%	12/31/2022	1.66	0	0	0.25%	-21.4%	12/31/2022	1.68	0	0	0.00%	-21.2%
12/31/2021	2.09	0	0	0.50%	20.4%	12/31/2021	2.11	0	0	0.25%	20.7%	12/31/2021	2.13	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.2%
2023	0.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Dividend Growth Fund I Class - 06-3W9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$944,827	$889,893	9,879
Receivables: investments sold	-
Payables: investments purchased	(139,114)
Net assets	$805,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$805,713	393,540	$2.05
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$805,713	393,540

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,903
Mortality & expense charges			(13,433)
Net investment income (loss)			(2,530)

Gain (loss) on investments:
Net realized gain (loss)			189,514
Realized gain distributions			61,828
Net change in unrealized appreciation (depreciation)			(97,607)
Net gain (loss)			153,735

Increase (decrease) in net assets from operations			$151,205

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,530)	$(1,260)
Net realized gain (loss)		189,514	30,530
Realized gain distributions		61,828	48,769
Net change in unrealized appreciation (depreciation)		(97,607)	55,651

Increase (decrease) in net assets from operations		151,205	133,690

Contract owner transactions:
Proceeds from units sold		561,286	489,171
Cost of units redeemed		(1,285,604)	(195,616)
Account charges		(1,374)	(1,746)
Increase (decrease)		(725,692)	291,809
Net increase (decrease)		(574,487)	425,499
Net assets, beginning		1,380,200	954,701
Net assets, ending		$805,713	$1,380,200

Units sold		301,807	285,046
Units redeemed		(672,750)	(114,036)
Net increase (decrease)		(370,943)	171,010
Units outstanding, beginning		764,483	593,473
Units outstanding, ending		393,540	764,483

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,511,549
Cost of units redeemed/account charges			(2,214,372)
Net investment income (loss)			(2,531)
Net realized gain (loss)			303,010
Realized gain distributions			153,123
Net change in unrealized appreciation (depreciation)			54,934
Net assets			$805,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	394	$806	1.25%	13.4%	12/31/2025	$2.08	0	$0	1.00%	13.7%	12/31/2025	$2.12	0	$0	0.75%	14.0%
12/31/2024	1.81	764	1,380	1.25%	12.2%	12/31/2024	1.83	0	0	1.00%	12.5%	12/31/2024	1.86	0	0	0.75%	12.8%
12/31/2023	1.61	593	955	1.25%	12.4%	12/31/2023	1.63	0	0	1.00%	12.7%	12/31/2023	1.65	0	0	0.75%	12.9%
12/31/2022	1.43	612	876	1.25%	-11.2%	12/31/2022	1.45	0	0	1.00%	-11.0%	12/31/2022	1.46	0	0	0.75%	-10.8%
12/31/2021	1.61	214	345	1.25%	24.6%	12/31/2021	1.62	0	0	1.00%	24.9%	12/31/2021	1.63	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	0	$0	0.50%	14.3%	12/31/2025	$2.19	0	$0	0.25%	14.5%	12/31/2025	$2.23	0	$0	0.00%	14.8%
12/31/2024	1.89	0	0	0.50%	13.1%	12/31/2024	1.91	0	0	0.25%	13.4%	12/31/2024	1.94	0	0	0.00%	13.6%
12/31/2023	1.67	0	0	0.50%	13.2%	12/31/2023	1.69	0	0	0.25%	13.5%	12/31/2023	1.71	0	0	0.00%	13.8%
12/31/2022	1.47	0	0	0.50%	-10.5%	12/31/2022	1.49	0	0	0.25%	-10.3%	12/31/2022	1.50	0	0	0.00%	-10.1%
12/31/2021	1.65	0	0	0.50%	25.6%	12/31/2021	1.66	0	0	0.25%	25.9%	12/31/2021	1.67	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	1.3%
2022	1.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	1.25%	13.4%	12/31/2025	$1.52	0	$0	1.00%	13.6%	12/31/2025	$1.54	0	$0	0.75%	13.9%
12/31/2024	1.32	0	0	1.25%	8.2%	12/31/2024	1.33	0	0	1.00%	8.4%	12/31/2024	1.35	0	0	0.75%	8.7%
12/31/2023	1.22	0	0	1.25%	12.1%	12/31/2023	1.23	0	0	1.00%	12.3%	12/31/2023	1.24	0	0	0.75%	12.6%
12/31/2022	1.09	0	0	1.25%	-15.8%	12/31/2022	1.10	0	0	1.00%	-15.6%	12/31/2022	1.10	0	0	0.75%	-15.4%
12/31/2021	1.29	0	0	1.25%	7.5%	12/31/2021	1.30	0	0	1.00%	7.8%	12/31/2021	1.31	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.56	0	$0	0.50%	14.2%	12/31/2025	$1.59	0	$0	0.25%	14.5%	12/31/2025	$1.62	0	$0	0.00%	14.8%
12/31/2024	1.37	0	0	0.50%	9.0%	12/31/2024	1.39	0	0	0.25%	9.3%	12/31/2024	1.41	0	0	0.00%	9.5%
12/31/2023	1.26	0	0	0.50%	12.9%	12/31/2023	1.27	0	0	0.25%	13.2%	12/31/2023	1.28	0	0	0.00%	13.5%
12/31/2022	1.11	0	0	0.50%	-15.2%	12/31/2022	1.12	0	0	0.25%	-15.0%	12/31/2022	1.13	0	0	0.00%	-14.8%
12/31/2021	1.31	0	0	0.50%	8.3%	12/31/2021	1.32	0	0	0.25%	8.6%	12/31/2021	1.33	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Overseas Stock Fund I Class - 06-3RR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,430,259	$1,047,772	83,011
Receivables: investments sold	-
Payables: investments purchased	(87,133)
Net assets	$1,343,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,343,126	757,832	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$1,343,126	757,832

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,904
Mortality & expense charges			(18,310)
Net investment income (loss)			12,594

Gain (loss) on investments:
Net realized gain (loss)			121,794
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			255,058
Net gain (loss)			376,852

Increase (decrease) in net assets from operations			$389,446

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,594	$19,266
Net realized gain (loss)		121,794	19,776
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		255,058	(18,029)

Increase (decrease) in net assets from operations		389,446	21,013

Contract owner transactions:
Proceeds from units sold		129,501	281,764
Cost of units redeemed		(700,682)	(164,661)
Account charges		(495)	(393)
Increase (decrease)		(571,676)	116,710
Net increase (decrease)		(182,230)	137,723
Net assets, beginning		1,525,356	1,387,633
Net assets, ending		$1,343,126	$1,525,356

Units sold		84,215	204,000
Units redeemed		(447,928)	(119,680)
Net increase (decrease)		(363,713)	84,320
Units outstanding, beginning		1,121,545	1,037,225
Units outstanding, ending		757,832	1,121,545

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,960,351
Cost of units redeemed/account charges			(1,204,372)
Net investment income (loss)			68,624
Net realized gain (loss)			135,176
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			382,487
Net assets			$1,343,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	758	$1,343	1.25%	30.3%	12/31/2025	$1.80	0	$0	1.00%	30.6%	12/31/2025	$1.83	0	$0	0.75%	31.0%
12/31/2024	1.36	1,122	1,525	1.25%	1.7%	12/31/2024	1.38	0	0	1.00%	1.9%	12/31/2024	1.40	0	0	0.75%	2.2%
12/31/2023	1.34	1,037	1,388	1.25%	15.1%	12/31/2023	1.35	0	0	1.00%	15.4%	12/31/2023	1.37	0	0	0.75%	15.7%
12/31/2022	1.16	937	1,088	1.25%	-16.4%	12/31/2022	1.17	0	0	1.00%	-16.2%	12/31/2022	1.19	0	0	0.75%	-16.0%
12/31/2021	1.39	16	22	1.25%	11.0%	12/31/2021	1.40	0	0	1.00%	11.3%	12/31/2021	1.41	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	31.3%	12/31/2025	$1.90	0	$0	0.25%	31.6%	12/31/2025	$1.93	0	$0	0.00%	32.0%
12/31/2024	1.42	0	0	0.50%	2.4%	12/31/2024	1.44	0	0	0.25%	2.7%	12/31/2024	1.46	0	0	0.00%	2.9%
12/31/2023	1.39	0	0	0.50%	16.0%	12/31/2023	1.41	0	0	0.25%	16.3%	12/31/2023	1.42	0	0	0.00%	16.6%
12/31/2022	1.20	0	0	0.50%	-15.8%	12/31/2022	1.21	0	0	0.25%	-15.6%	12/31/2022	1.22	0	0	0.00%	-15.4%
12/31/2021	1.42	0	0	0.50%	11.9%	12/31/2021	1.43	0	0	0.25%	12.1%	12/31/2021	1.44	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.6%
2023	2.5%
2022	4.9%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New Horizons Fund IS Class - 06-3XK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,203	$256,700	5,081
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$265,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,287	179,986	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$265,287	179,986

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,072)
Net investment income (loss)			(3,072)

Gain (loss) on investments:
Net realized gain (loss)			1,032
Realized gain distributions			27,683
Net change in unrealized appreciation (depreciation)			(20,269)
Net gain (loss)			8,446

Increase (decrease) in net assets from operations			$5,374

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,072)	$(2,940)
Net realized gain (loss)		1,032	6,048
Realized gain distributions		27,683	11,326
Net change in unrealized appreciation (depreciation)		(20,269)	(8,495)

Increase (decrease) in net assets from operations		5,374	5,939

Contract owner transactions:
Proceeds from units sold		22,913	20,777
Cost of units redeemed		(8,723)	(12,448)
Account charges		(25)	(10)
Increase (decrease)		14,165	8,319
Net increase (decrease)		19,539	14,258
Net assets, beginning		245,748	231,490
Net assets, ending		$265,287	$245,748

Units sold		16,184	14,567
Units redeemed		(6,269)	(9,014)
Net increase (decrease)		9,915	5,553
Units outstanding, beginning		170,071	164,518
Units outstanding, ending		179,986	170,071

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$606,718
Cost of units redeemed/account charges			(401,392)
Net investment income (loss)			(9,839)
Net realized gain (loss)			10,420
Realized gain distributions			50,877
Net change in unrealized appreciation (depreciation)			8,503
Net assets			$265,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	180	$265	1.25%	2.0%	12/31/2025	$1.50	0	$0	1.00%	2.3%	12/31/2025	$1.52	0	$0	0.75%	2.5%
12/31/2024	1.44	170	246	1.25%	2.7%	12/31/2024	1.47	0	0	1.00%	3.0%	12/31/2024	1.49	0	0	0.75%	3.2%
12/31/2023	1.41	165	231	1.25%	20.0%	12/31/2023	1.42	0	0	1.00%	20.3%	12/31/2023	1.44	0	0	0.75%	20.6%
12/31/2022	1.17	228	267	1.25%	-37.7%	12/31/2022	1.18	0	0	1.00%	-37.5%	12/31/2022	1.19	0	0	0.75%	-37.4%
12/31/2021	1.88	0	1	1.25%	8.5%	12/31/2021	1.89	0	0	1.00%	8.7%	12/31/2021	1.91	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	0.50%	2.8%	12/31/2025	$1.57	0	$0	0.25%	3.0%	12/31/2025	$1.60	0	$0	0.00%	3.3%
12/31/2024	1.51	0	0	0.50%	3.5%	12/31/2024	1.53	0	0	0.25%	3.7%	12/31/2024	1.55	0	0	0.00%	4.0%
12/31/2023	1.46	0	0	0.50%	20.9%	12/31/2023	1.47	0	0	0.25%	21.2%	12/31/2023	1.49	0	0	0.00%	21.5%
12/31/2022	1.20	0	0	0.50%	-37.2%	12/31/2022	1.22	0	0	0.25%	-37.1%	12/31/2022	1.23	0	0	0.00%	-36.9%
12/31/2021	1.92	0	0	0.50%	9.3%	12/31/2021	1.93	0	0	0.25%	9.5%	12/31/2021	1.94	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc I Class - 06-47W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,087	$83,211	5,468
Receivables: investments sold	87
Payables: investments purchased	-
Net assets	$87,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,174	56,942	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$87,174	56,942

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,414
Mortality & expense charges			(1,553)
Net investment income (loss)			861

Gain (loss) on investments:
Net realized gain (loss)			2,352
Realized gain distributions			3,503
Net change in unrealized appreciation (depreciation)			2,411
Net gain (loss)			8,266

Increase (decrease) in net assets from operations			$9,127

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$861	$2,677
Net realized gain (loss)		2,352	1,811
Realized gain distributions		3,503	4,500
Net change in unrealized appreciation (depreciation)		2,411	7,264

Increase (decrease) in net assets from operations		9,127	16,252

Contract owner transactions:
Proceeds from units sold		60,217	12,106
Cost of units redeemed		(167,518)	(24,611)
Account charges		(13)	(19)
Increase (decrease)		(107,314)	(12,524)
Net increase (decrease)		(98,187)	3,728
Net assets, beginning		185,361	181,633
Net assets, ending		$87,174	$185,361

Units sold		43,508	9,152
Units redeemed		(124,304)	(18,027)
Net increase (decrease)		(80,796)	(8,875)
Units outstanding, beginning		137,738	146,613
Units outstanding, ending		56,942	137,738

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$419,633
Cost of units redeemed/account charges			(364,810)
Net investment income (loss)			7,205
Net realized gain (loss)			4,231
Realized gain distributions			17,039
Net change in unrealized appreciation (depreciation)			3,876
Net assets			$87,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	57	$87	1.25%	13.8%	12/31/2025	$1.56	0	$0	1.00%	14.0%	12/31/2025	$1.58	0	$0	0.75%	14.3%
12/31/2024	1.35	138	185	1.25%	8.6%	12/31/2024	1.36	0	0	1.00%	8.9%	12/31/2024	1.38	0	0	0.75%	9.2%
12/31/2023	1.24	147	182	1.25%	12.6%	12/31/2023	1.25	0	0	1.00%	12.9%	12/31/2023	1.27	0	0	0.75%	13.2%
12/31/2022	1.10	91	101	1.25%	-15.6%	12/31/2022	1.11	0	0	1.00%	-15.3%	12/31/2022	1.12	0	0	0.75%	-15.1%
12/31/2021	1.30	96	124	1.25%	7.9%	12/31/2021	1.31	0	0	1.00%	8.2%	12/31/2021	1.32	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	14.6%	12/31/2025	$1.63	0	$0	0.25%	14.9%	12/31/2025	$1.66	0	$0	0.00%	15.2%
12/31/2024	1.40	0	0	0.50%	9.4%	12/31/2024	1.42	0	0	0.25%	9.7%	12/31/2024	1.44	0	0	0.00%	10.0%
12/31/2023	1.28	0	0	0.50%	13.4%	12/31/2023	1.29	0	0	0.25%	13.7%	12/31/2023	1.31	0	0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-14.9%	12/31/2022	1.14	0	0	0.25%	-14.7%	12/31/2022	1.15	0	0	0.00%	-14.5%
12/31/2021	1.33	0	0	0.50%	8.8%	12/31/2021	1.33	0	0	0.25%	9.0%	12/31/2021	1.34	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	2.8%
2023	3.6%
2022	1.7%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund R Class - 06-720

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,769,258	$8,668,564	62,684
Receivables: investments sold	-
Payables: investments purchased	(16,470)
Net assets	$11,752,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,196,090	1,243,437	$9.00
Band 100	556,698	58,476	9.52
Band 75	-	-	10.07
Band 50	-	-	10.64
Band 25	-	-	11.25
Band 0	-	-	11.90
Total	$11,752,788	1,301,913

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(162,936)
Net investment income (loss)			(162,936)

Gain (loss) on investments:
Net realized gain (loss)			1,737,765
Realized gain distributions			655,747
Net change in unrealized appreciation (depreciation)			(296,437)
Net gain (loss)			2,097,075

Increase (decrease) in net assets from operations			$1,934,139

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162,936)	$(186,505)
Net realized gain (loss)		1,737,765	1,025,249
Realized gain distributions		655,747	1,337,352
Net change in unrealized appreciation (depreciation)		(296,437)	2,026,609

Increase (decrease) in net assets from operations		1,934,139	4,202,705

Contract owner transactions:
Proceeds from units sold		913,343	1,402,998
Cost of units redeemed		(6,182,173)	(5,111,005)
Account charges		(5,478)	(5,773)
Increase (decrease)		(5,274,308)	(3,713,780)
Net increase (decrease)		(3,340,169)	488,925
Net assets, beginning		15,092,957	14,604,032
Net assets, ending		$11,752,788	$15,092,957

Units sold		129,681	225,265
Units redeemed		(779,445)	(791,504)
Net increase (decrease)		(649,764)	(566,239)
Units outstanding, beginning		1,951,677	2,517,916
Units outstanding, ending		1,301,913	1,951,677

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$84,565,572
Cost of units redeemed/account charges			(101,907,390)
Net investment income (loss)			(2,681,113)
Net realized gain (loss)			21,434,668
Realized gain distributions			7,240,357
Net change in unrealized appreciation (depreciation)			3,100,694
Net assets			$11,752,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.00	1,243	$11,196	1.25%	16.7%	12/31/2025	$9.52	58	$557	1.00%	17.0%	12/31/2025	$10.07	0	$0	0.75%	17.3%
12/31/2024	7.72	1,871	14,435	1.25%	33.2%	12/31/2024	8.14	81	658	1.00%	33.6%	12/31/2024	8.58	0	0	0.75%	33.9%
12/31/2023	5.79	2,443	14,146	1.25%	46.8%	12/31/2023	6.09	75	458	1.00%	47.1%	12/31/2023	6.41	0	0	0.75%	47.5%
12/31/2022	3.95	2,171	8,565	1.25%	-39.7%	12/31/2022	4.14	67	278	1.00%	-39.5%	12/31/2022	4.35	0	0	0.75%	-39.4%
12/31/2021	6.54	2,798	18,299	1.25%	15.6%	12/31/2021	6.85	86	592	1.00%	15.9%	12/31/2021	7.17	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.64	0	$0	0.50%	17.6%	12/31/2025	$11.25	0	$0	0.25%	17.9%	12/31/2025	$11.90	0	$0	0.00%	18.2%
12/31/2024	9.05	0	0	0.50%	34.2%	12/31/2024	9.55	0	0	0.25%	34.6%	12/31/2024	10.07	0	0	0.00%	34.9%
12/31/2023	6.74	0	0	0.50%	47.9%	12/31/2023	7.09	0	0	0.25%	48.2%	12/31/2023	7.46	0	0	0.00%	48.6%
12/31/2022	4.56	0	0	0.50%	-39.2%	12/31/2022	4.79	0	0	0.25%	-39.1%	12/31/2022	5.02	0	0	0.00%	-38.9%
12/31/2021	7.50	0	0	0.50%	16.5%	12/31/2021	7.85	0	0	0.25%	16.8%	12/31/2021	8.22	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.98	0	$0	1.25%	31.1%	12/31/2025	$0.99	0	$0	1.00%	31.5%	12/31/2025	$1.00	0	$0	0.75%	31.8%
12/31/2024	0.75	0	0	1.25%	-2.7%	12/31/2024	0.75	0	0	1.00%	-2.5%	12/31/2024	0.76	0	0	0.75%	-2.2%
12/31/2023	0.77	0	0	1.25%	1.0%	12/31/2023	0.77	0	0	1.00%	1.3%	12/31/2023	0.78	0	0	0.75%	1.5%
12/31/2022	0.76	0	0	1.25%	-24.2%	12/31/2022	0.76	0	0	1.00%	-24.0%	12/31/2022	0.77	0	0	0.75%	-23.8%
12/31/2021	1.00	0	0	1.25%	-11.5%	12/31/2021	1.01	0	0	1.00%	-11.3%	12/31/2021	1.01	0	0	0.75%	-11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	0.50%	32.1%	12/31/2025	$1.03	0	$0	0.25%	32.5%	12/31/2025	$1.04	0	$0	0.00%	32.8%
12/31/2024	0.77	0	0	0.50%	-2.0%	12/31/2024	0.78	0	0	0.25%	-1.8%	12/31/2024	0.79	0	0	0.00%	-1.5%
12/31/2023	0.79	0	0	0.50%	1.8%	12/31/2023	0.79	0	0	0.25%	2.0%	12/31/2023	0.80	0	0	0.00%	2.3%
12/31/2022	0.77	0	0	0.50%	-23.6%	12/31/2022	0.78	0	0	0.25%	-23.4%	12/31/2022	0.78	0	0	0.00%	-23.2%
12/31/2021	1.01	0	0	0.50%	-10.8%	12/31/2021	1.01	0	0	0.25%	-10.6%	12/31/2021	1.02	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Capital Appr I Class - 06-4GM (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$105,564
Cost of units redeemed/account charges			(106,555)
Net investment income (loss)			341
Net realized gain (loss)			(11,555)
Realized gain distributions			12,205
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	0	$0	1.25%	11.2%	12/31/2025	$1.71	0	$0	1.00%	11.5%	12/31/2025	$1.74	0	$0	0.75%	11.8%
12/31/2024	1.52	0	0	1.25%	11.4%	12/31/2024	1.54	0	0	1.00%	11.7%	12/31/2024	1.56	0	0	0.75%	12.0%
12/31/2023	1.36	0	0	1.25%	17.5%	12/31/2023	1.38	0	0	1.00%	17.8%	12/31/2023	1.39	0	0	0.75%	18.1%
12/31/2022	1.16	72	83	1.25%	-12.9%	12/31/2022	1.17	0	0	1.00%	-12.7%	12/31/2022	1.18	0	0	0.75%	-12.5%
12/31/2021	1.33	61	81	1.25%	17.2%	12/31/2021	1.34	0	0	1.00%	17.5%	12/31/2021	1.34	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	0.50%	12.1%	12/31/2025	$1.79	0	$0	0.25%	12.3%	12/31/2025	$1.82	0	$0	0.00%	12.6%
12/31/2024	1.57	0	0	0.50%	12.3%	12/31/2024	1.59	0	0	0.25%	12.6%	12/31/2024	1.61	0	0	0.00%	12.8%
12/31/2023	1.40	0	0	0.50%	18.4%	12/31/2023	1.42	0	0	0.25%	18.7%	12/31/2023	1.43	0	0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-12.3%	12/31/2022	1.19	0	0	0.25%	-12.1%	12/31/2022	1.20	0	0	0.00%	-11.8%
12/31/2021	1.35	0	0	0.50%	18.1%	12/31/2021	1.36	0	0	0.25%	18.4%	12/31/2021	1.36	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	1.7%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	1.25%	5.8%	12/31/2025	$1.87	0	$0	1.00%	6.1%	12/31/2025	$1.89	0	$0	0.75%	6.4%
12/31/2024	1.74	0	0	1.25%	36.5%	12/31/2024	1.76	0	0	1.00%	36.9%	12/31/2024	1.78	0	0	0.75%	37.2%
12/31/2023	1.27	0	0	1.25%	37.7%	12/31/2023	1.29	0	0	1.00%	38.0%	12/31/2023	1.30	0	0	0.75%	38.3%
12/31/2022	0.92	0	0	1.25%	-41.3%	12/31/2022	0.93	0	0	1.00%	-41.1%	12/31/2022	0.94	0	0	0.75%	-41.0%
12/31/2021	1.57	0	0	1.25%	8.4%	12/31/2021	1.58	0	0	1.00%	8.7%	12/31/2021	1.59	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	6.6%	12/31/2025	$1.95	0	$0	0.25%	6.9%	12/31/2025	$1.98	0	$0	0.00%	7.2%
12/31/2024	1.80	0	0	0.50%	37.6%	12/31/2024	1.83	0	0	0.25%	37.9%	12/31/2024	1.85	0	0	0.00%	38.3%
12/31/2023	1.31	0	0	0.50%	38.7%	12/31/2023	1.32	0	0	0.25%	39.0%	12/31/2023	1.34	0	0	0.00%	39.4%
12/31/2022	0.94	0	0	0.50%	-40.8%	12/31/2022	0.95	0	0	0.25%	-40.7%	12/31/2022	0.96	0	0	0.00%	-40.5%
12/31/2021	1.60	0	0	0.50%	9.2%	12/31/2021	1.60	0	0	0.25%	9.5%	12/31/2021	1.61	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Global Tech I Class - 06-4GP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.03
Band 50	-	-	2.06
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	0	$0	1.25%	25.9%	12/31/2025	$2.00	0	$0	1.00%	26.2%	12/31/2025	$2.03	0	$0	0.75%	26.5%
12/31/2024	1.57	0	0	1.25%	31.7%	12/31/2024	1.59	0	0	1.00%	32.0%	12/31/2024	1.61	0	0	0.75%	32.3%
12/31/2023	1.19	0	0	1.25%	54.3%	12/31/2023	1.20	0	0	1.00%	54.7%	12/31/2023	1.21	0	0	0.75%	55.1%
12/31/2022	0.77	0	0	1.25%	-56.0%	12/31/2022	0.78	0	0	1.00%	-55.9%	12/31/2022	0.78	0	0	0.75%	-55.8%
12/31/2021	1.75	0	0	1.25%	8.8%	12/31/2021	1.76	0	0	1.00%	9.0%	12/31/2021	1.77	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	26.8%	12/31/2025	$2.09	0	$0	0.25%	27.2%	12/31/2025	$2.13	0	$0	0.00%	27.5%
12/31/2024	1.63	0	0	0.50%	32.7%	12/31/2024	1.65	0	0	0.25%	33.0%	12/31/2024	1.67	0	0	0.00%	33.3%
12/31/2023	1.23	0	0	0.50%	55.5%	12/31/2023	1.24	0	0	0.25%	55.9%	12/31/2023	1.25	0	0	0.00%	56.3%
12/31/2022	0.79	0	0	0.50%	-55.7%	12/31/2022	0.79	0	0	0.25%	-55.6%	12/31/2022	0.80	0	0	0.00%	-55.5%
12/31/2021	1.78	0	0	0.50%	9.6%	12/31/2021	1.79	0	0	0.25%	9.9%	12/31/2021	1.80	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Health Science I Class - 06-4GC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,215	$246,778	2,792
Receivables: investments sold	-
Payables: investments purchased	(9,430)
Net assets	$233,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,785	158,851	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$233,785	158,851

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$688
Mortality & expense charges			(5,663)
Net investment income (loss)			(4,975)

Gain (loss) on investments:
Net realized gain (loss)			(27,189)
Realized gain distributions			25,939
Net change in unrealized appreciation (depreciation)			84,618
Net gain (loss)			83,368

Increase (decrease) in net assets from operations			$78,393

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,975)	$(6,964)
Net realized gain (loss)		(27,189)	848
Realized gain distributions		25,939	62,761
Net change in unrealized appreciation (depreciation)		84,618	(49,545)

Increase (decrease) in net assets from operations		78,393	7,100

Contract owner transactions:
Proceeds from units sold		66,524	89,457
Cost of units redeemed		(474,420)	(131,904)
Account charges		(1,310)	(807)
Increase (decrease)		(409,206)	(43,254)
Net increase (decrease)		(330,813)	(36,154)
Net assets, beginning		564,598	600,752
Net assets, ending		$233,785	$564,598

Units sold		52,954	67,177
Units redeemed		(340,736)	(98,935)
Net increase (decrease)		(287,782)	(31,758)
Units outstanding, beginning		446,633	478,391
Units outstanding, ending		158,851	446,633

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,263,453
Cost of units redeemed/account charges			(1,128,108)
Net investment income (loss)			(25,884)
Net realized gain (loss)			(29,868)
Realized gain distributions			157,755
Net change in unrealized appreciation (depreciation)			(3,563)
Net assets			$233,785

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	159	$234	1.25%	16.4%	12/31/2025	$1.49	0	$0	1.00%	16.7%	12/31/2025	$1.52	0	$0	0.75%	17.0%
12/31/2024	1.26	447	565	1.25%	0.7%	12/31/2024	1.28	0	0	1.00%	0.9%	12/31/2024	1.30	0	0	0.75%	1.2%
12/31/2023	1.26	478	601	1.25%	1.9%	12/31/2023	1.27	0	0	1.00%	2.2%	12/31/2023	1.28	0	0	0.75%	2.4%
12/31/2022	1.23	440	542	1.25%	-13.2%	12/31/2022	1.24	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.7%
12/31/2021	1.42	205	290	1.25%	12.0%	12/31/2021	1.43	0	0	1.00%	12.3%	12/31/2021	1.43	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	0	$0	0.50%	17.3%	12/31/2025	$1.56	0	$0	0.25%	17.6%	12/31/2025	$1.59	0	$0	0.00%	17.9%
12/31/2024	1.31	0	0	0.50%	1.4%	12/31/2024	1.33	0	0	0.25%	1.7%	12/31/2024	1.34	0	0	0.00%	1.9%
12/31/2023	1.29	0	0	0.50%	2.7%	12/31/2023	1.31	0	0	0.25%	3.0%	12/31/2023	1.32	0	0	0.00%	3.2%
12/31/2022	1.26	0	0	0.50%	-12.5%	12/31/2022	1.27	0	0	0.25%	-12.3%	12/31/2022	1.28	0	0	0.00%	-12.1%
12/31/2021	1.44	0	0	0.50%	12.8%	12/31/2021	1.45	0	0	0.25%	13.1%	12/31/2021	1.45	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.2%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price New Era I Class - 06-4GR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	1.25%	17.7%	12/31/2025	$1.60	0	$0	1.00%	18.0%	12/31/2025	$1.62	0	$0	0.75%	18.3%
12/31/2024	1.34	0	0	1.25%	3.4%	12/31/2024	1.36	0	0	1.00%	3.7%	12/31/2024	1.37	0	0	0.75%	3.9%
12/31/2023	1.30	0	0	1.25%	0.0%	12/31/2023	1.31	0	0	1.00%	0.3%	12/31/2023	1.32	0	0	0.75%	0.5%
12/31/2022	1.30	0	0	1.25%	6.1%	12/31/2022	1.31	0	0	1.00%	6.3%	12/31/2022	1.32	0	0	0.75%	6.6%
12/31/2021	1.22	0	0	1.25%	24.0%	12/31/2021	1.23	0	0	1.00%	24.3%	12/31/2021	1.23	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	0	$0	0.50%	18.6%	12/31/2025	$1.67	0	$0	0.25%	18.9%	12/31/2025	$1.70	0	$0	0.00%	19.1%
12/31/2024	1.39	0	0	0.50%	4.2%	12/31/2024	1.41	0	0	0.25%	4.4%	12/31/2024	1.43	0	0	0.00%	4.7%
12/31/2023	1.34	0	0	0.50%	0.8%	12/31/2023	1.35	0	0	0.25%	1.0%	12/31/2023	1.36	0	0	0.00%	1.3%
12/31/2022	1.32	0	0	0.50%	6.9%	12/31/2022	1.33	0	0	0.25%	7.1%	12/31/2022	1.34	0	0	0.00%	7.4%
12/31/2021	1.24	0	0	0.50%	24.9%	12/31/2021	1.25	0	0	0.25%	25.2%	12/31/2021	1.25	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	7.1%	12/31/2025	$1.48	0	$0	1.00%	7.4%	12/31/2025	$1.50	0	$0	0.75%	7.7%
12/31/2024	1.36	0	0	1.25%	10.4%	12/31/2024	1.38	0	0	1.00%	10.7%	12/31/2024	1.40	0	0	0.75%	10.9%
12/31/2023	1.23	0	0	1.25%	16.1%	12/31/2023	1.25	0	0	1.00%	16.4%	12/31/2023	1.26	0	0	0.75%	16.7%
12/31/2022	1.06	0	0	1.25%	-24.3%	12/31/2022	1.07	0	0	1.00%	-24.1%	12/31/2022	1.08	0	0	0.75%	-23.9%
12/31/2021	1.40	0	0	1.25%	15.8%	12/31/2021	1.41	0	0	1.00%	16.1%	12/31/2021	1.42	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	7.9%	12/31/2025	$1.55	0	$0	0.25%	8.2%	12/31/2025	$1.57	0	$0	0.00%	8.5%
12/31/2024	1.41	0	0	0.50%	11.2%	12/31/2024	1.43	0	0	0.25%	11.5%	12/31/2024	1.45	0	0	0.00%	11.8%
12/31/2023	1.27	0	0	0.50%	17.0%	12/31/2023	1.28	0	0	0.25%	17.3%	12/31/2023	1.30	0	0	0.00%	17.6%
12/31/2022	1.09	0	0	0.50%	-23.8%	12/31/2022	1.09	0	0	0.25%	-23.6%	12/31/2022	1.10	0	0	0.00%	-23.4%
12/31/2021	1.43	0	0	0.50%	16.7%	12/31/2021	1.43	0	0	0.25%	17.0%	12/31/2021	1.44	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Spec Mod Gr I Inst Class - 06-4MP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(63)
Net realized gain (loss)		-	6,272
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(5,818)

Increase (decrease) in net assets from operations		-	391

Contract owner transactions:
Proceeds from units sold		-	443
Cost of units redeemed		-	(41,061)
Account charges		-	-
Increase (decrease)		-	(40,618)
Net increase (decrease)		-	(40,227)
Net assets, beginning		-	40,227
Net assets, ending		$-	$-

Units sold		-	387
Units redeemed		-	(29,614)
Net increase (decrease)		-	(29,227)
Units outstanding, beginning		-	29,227
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$91,053
Cost of units redeemed/account charges			(97,877)
Net investment income (loss)			312
Net realized gain (loss)			6,512
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	1.25%	15.8%	12/31/2025	$1.80	0	$0	1.00%	16.1%	12/31/2025	$1.82	0	$0	0.75%	16.4%
12/31/2024	1.53	0	0	1.25%	11.3%	12/31/2024	1.55	0	0	1.00%	11.6%	12/31/2024	1.57	0	0	0.75%	11.9%
12/31/2023	1.38	29	40	1.25%	16.8%	12/31/2023	1.39	0	0	1.00%	17.1%	12/31/2023	1.40	0	0	0.75%	17.3%
12/31/2022	1.18	0	0	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.19	0	0	0.75%	-20.1%
12/31/2021	1.48	0	0	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.50	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	16.6%	12/31/2025	$1.88	0	$0	0.25%	16.9%	12/31/2025	$1.90	0	$0	0.00%	17.2%
12/31/2024	1.59	0	0	0.50%	12.1%	12/31/2024	1.60	0	0	0.25%	12.4%	12/31/2024	1.62	0	0	0.00%	12.7%
12/31/2023	1.41	0	0	0.50%	17.6%	12/31/2023	1.43	0	0	0.25%	17.9%	12/31/2023	1.44	0	0	0.00%	18.2%
12/31/2022	1.20	0	0	0.50%	-19.9%	12/31/2022	1.21	0	0	0.25%	-19.7%	12/31/2022	1.22	0	0	0.00%	-19.5%
12/31/2021	1.50	0	0	0.50%	13.7%	12/31/2021	1.51	0	0	0.25%	14.0%	12/31/2021	1.51	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	4.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Value I Class - 06-4GV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,738,963	$3,554,229	78,513
Receivables: investments sold	4,577
Payables: investments purchased	-
Net assets	$3,743,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,743,540	2,214,727	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$3,743,540	2,214,727

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$40,021
Mortality & expense charges			(44,247)
Net investment income (loss)			(4,226)

Gain (loss) on investments:
Net realized gain (loss)			31,817
Realized gain distributions			130,524
Net change in unrealized appreciation (depreciation)			206,984
Net gain (loss)			369,325

Increase (decrease) in net assets from operations			$365,099

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,226)	$(161)
Net realized gain (loss)		31,817	13,510
Realized gain distributions		130,524	244,751
Net change in unrealized appreciation (depreciation)		206,984	193,455

Increase (decrease) in net assets from operations		365,099	451,555

Contract owner transactions:
Proceeds from units sold		4,821,423	5,177,679
Cost of units redeemed		(4,970,404)	(5,419,884)
Account charges		(5,681)	(5,905)
Increase (decrease)		(154,662)	(248,110)
Net increase (decrease)		210,437	203,445
Net assets, beginning		3,533,103	3,329,658
Net assets, ending		$3,743,540	$3,533,103

Units sold		3,052,098	3,487,308
Units redeemed		(3,155,578)	(3,654,045)
Net increase (decrease)		(103,480)	(166,737)
Units outstanding, beginning		2,318,207	2,484,944
Units outstanding, ending		2,214,727	2,318,207

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$24,812,738
Cost of units redeemed/account charges			(21,828,853)
Net investment income (loss)			14,918
Net realized gain (loss)			(353,479)
Realized gain distributions			913,482
Net change in unrealized appreciation (depreciation)			184,734
Net assets			$3,743,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	2,215	$3,744	1.25%	10.9%	12/31/2025	$1.72	0	$0	1.00%	11.2%	12/31/2025	$1.74	0	$0	0.75%	11.5%
12/31/2024	1.52	2,318	3,533	1.25%	13.7%	12/31/2024	1.54	0	0	1.00%	14.0%	12/31/2024	1.56	0	0	0.75%	14.3%
12/31/2023	1.34	2,485	3,330	1.25%	10.9%	12/31/2023	1.35	0	0	1.00%	11.2%	12/31/2023	1.37	0	0	0.75%	11.4%
12/31/2022	1.21	3,480	4,206	1.25%	-12.4%	12/31/2022	1.22	0	0	1.00%	-12.1%	12/31/2022	1.23	0	0	0.75%	-11.9%
12/31/2021	1.38	3,599	4,963	1.25%	28.4%	12/31/2021	1.39	0	0	1.00%	28.8%	12/31/2021	1.39	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	11.7%	12/31/2025	$1.79	0	$0	0.25%	12.0%	12/31/2025	$1.82	0	$0	0.00%	12.3%
12/31/2024	1.58	0	0	0.50%	14.6%	12/31/2024	1.60	0	0	0.25%	14.9%	12/31/2024	1.62	0	0	0.00%	15.2%
12/31/2023	1.38	0	0	0.50%	11.7%	12/31/2023	1.39	0	0	0.25%	12.0%	12/31/2023	1.41	0	0	0.00%	12.3%
12/31/2022	1.24	0	0	0.50%	-11.7%	12/31/2022	1.24	0	0	0.25%	-11.5%	12/31/2022	1.25	0	0	0.00%	-11.3%
12/31/2021	1.40	0	0	0.50%	29.4%	12/31/2021	1.41	0	0	0.25%	29.7%	12/31/2021	1.41	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.3%
2023	1.3%
2022	1.4%
2021	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,337,741	$1,299,071	29,306
Receivables: investments sold	42,001
Payables: investments purchased	-
Net assets	$1,379,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,379,742	1,005,873	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,379,742	1,005,873

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,251)
Net investment income (loss)			(17,251)

Gain (loss) on investments:
Net realized gain (loss)			133,977
Realized gain distributions			98,317
Net change in unrealized appreciation (depreciation)			(61,953)
Net gain (loss)			170,341

Increase (decrease) in net assets from operations			$153,090

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,251)	$(9,267)
Net realized gain (loss)		133,977	15,237
Realized gain distributions		98,317	68,944
Net change in unrealized appreciation (depreciation)		(61,953)	77,050

Increase (decrease) in net assets from operations		153,090	151,964

Contract owner transactions:
Proceeds from units sold		891,394	299,003
Cost of units redeemed		(588,020)	(98,744)
Account charges		(1,579)	(828)
Increase (decrease)		301,795	199,431
Net increase (decrease)		454,885	351,395
Net assets, beginning		924,857	573,462
Net assets, ending		$1,379,742	$924,857

Units sold		694,095	255,718
Units redeemed		(424,282)	(78,281)
Net increase (decrease)		269,813	177,437
Units outstanding, beginning		736,060	558,623
Units outstanding, ending		1,005,873	736,060

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,108,253
Cost of units redeemed/account charges			(1,083,611)
Net investment income (loss)			(33,881)
Net realized gain (loss)			151,842
Realized gain distributions			198,469
Net change in unrealized appreciation (depreciation)			38,670
Net assets			$1,379,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	1,006	$1,380	1.25%	9.2%	12/31/2025	$1.39	0	$0	1.00%	9.4%	12/31/2025	$1.40	0	$0	0.75%	9.7%
12/31/2024	1.26	736	925	1.25%	22.4%	12/31/2024	1.27	0	0	1.00%	22.7%	12/31/2024	1.28	0	0	0.75%	23.0%
12/31/2023	1.03	559	573	1.25%	19.5%	12/31/2023	1.03	0	0	1.00%	19.8%	12/31/2023	1.04	0	0	0.75%	20.1%
12/31/2022	0.86	463	398	1.25%	-25.4%	12/31/2022	0.86	0	0	1.00%	-25.2%	12/31/2022	0.87	0	0	0.75%	-25.0%
12/31/2021	1.15	0	0	1.25%	15.1%	12/31/2021	1.15	0	0	1.00%	15.4%	12/31/2021	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	0.50%	10.0%	12/31/2025	$1.44	0	$0	0.25%	10.3%	12/31/2025	$1.46	0	$0	0.00%	10.5%
12/31/2024	1.29	0	0	0.50%	23.3%	12/31/2024	1.31	0	0	0.25%	23.6%	12/31/2024	1.32	0	0	0.00%	23.9%
12/31/2023	1.05	0	0	0.50%	20.4%	12/31/2023	1.06	0	0	0.25%	20.7%	12/31/2023	1.06	0	0	0.00%	21.0%
12/31/2022	0.87	0	0	0.50%	-24.9%	12/31/2022	0.87	0	0	0.25%	-24.7%	12/31/2022	0.88	0	0	0.00%	-24.5%
12/31/2021	1.16	0	0	0.50%	15.8%	12/31/2021	1.16	0	0	0.25%	16.1%	12/31/2021	1.16	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Glbl Multi Sector Bd I Class - 06-64T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76	$76	7
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$77

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77	78	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$77	78

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3
Mortality & expense charges			-
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$3

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		3	-

Contract owner transactions:
Proceeds from units sold		45	30
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		44	30
Net increase (decrease)		47	30
Net assets, beginning		30	-
Net assets, ending		$77	$30

Units sold		46	32
Units redeemed		-	-
Net increase (decrease)		46	32
Units outstanding, beginning		32	-
Units outstanding, ending		78	32

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$75
Cost of units redeemed/account charges			(1)
Net investment income (loss)			3
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$77

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.99	0	$0	1.25%	5.2%	12/31/2025	$1.00	0	$0	1.00%	5.5%	12/31/2025	$1.01	0	$0	0.75%	5.8%
12/31/2024	0.94	0	0	1.25%	3.1%	12/31/2024	0.95	0	0	1.00%	3.4%	12/31/2024	0.96	0	0	0.75%	3.6%
12/31/2023	0.91	0	0	1.25%	11.0%	12/31/2023	0.92	0	0	1.00%	11.3%	12/31/2023	0.92	0	0	0.75%	11.6%
12/31/2022	0.82	0	0	1.25%	-17.1%	12/31/2022	0.83	0	0	1.00%	-16.9%	12/31/2022	0.83	0	0	0.75%	-16.7%
12/31/2021	0.99	0	0	1.25%	-0.6%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	0.50%	6.0%	12/31/2025	$1.03	0	$0	0.25%	6.3%	12/31/2025	$1.05	0	$0	0.00%	6.6%
12/31/2024	0.97	0	0	0.50%	3.9%	12/31/2024	0.97	0	0	0.25%	4.2%	12/31/2024	0.98	0	0	0.00%	4.4%
12/31/2023	0.93	0	0	0.50%	11.8%	12/31/2023	0.93	0	0	0.25%	12.1%	12/31/2023	0.94	0	0	0.00%	12.4%
12/31/2022	0.83	0	0	0.50%	-16.5%	12/31/2022	0.83	0	0	0.25%	-16.3%	12/31/2022	0.84	0	0	0.00%	-16.1%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.6%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Intl Discovery - 06-63M

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$925,628	$802,162	12,065
Receivables: investments sold	-
Payables: investments purchased	(19,010)
Net assets	$906,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$906,618	988,178	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$906,618	988,178

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,931
Mortality & expense charges			(10,763)
Net investment income (loss)			1,168

Gain (loss) on investments:
Net realized gain (loss)			16,805
Realized gain distributions			30,871
Net change in unrealized appreciation (depreciation)			137,800
Net gain (loss)			185,476

Increase (decrease) in net assets from operations			$186,644

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,168	$8,181
Net realized gain (loss)		16,805	2,365
Realized gain distributions		30,871	12,818
Net change in unrealized appreciation (depreciation)		137,800	(7,258)

Increase (decrease) in net assets from operations		186,644	16,106

Contract owner transactions:
Proceeds from units sold		123,308	193,900
Cost of units redeemed		(228,285)	(100,415)
Account charges		(517)	(463)
Increase (decrease)		(105,494)	93,022
Net increase (decrease)		81,150	109,128
Net assets, beginning		825,468	716,340
Net assets, ending		$906,618	$825,468

Units sold		149,329	262,125
Units redeemed		(276,728)	(137,632)
Net increase (decrease)		(127,399)	124,493
Units outstanding, beginning		1,115,577	991,084
Units outstanding, ending		988,178	1,115,577

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,260,246
Cost of units redeemed/account charges			(536,092)
Net investment income (loss)			4,607
Net realized gain (loss)			(14,894)
Realized gain distributions			69,285
Net change in unrealized appreciation (depreciation)			123,466
Net assets			$906,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.92	988	$907	1.25%	24.0%	12/31/2025	$0.93	0	$0	1.00%	24.3%	12/31/2025	$0.94	0	$0	0.75%	24.6%
12/31/2024	0.74	1,116	825	1.25%	2.4%	12/31/2024	0.75	0	0	1.00%	2.6%	12/31/2024	0.75	0	0	0.75%	2.9%
12/31/2023	0.72	991	716	1.25%	11.7%	12/31/2023	0.73	0	0	1.00%	12.0%	12/31/2023	0.73	0	0	0.75%	12.3%
12/31/2022	0.65	961	622	1.25%	-31.2%	12/31/2022	0.65	0	0	1.00%	-31.0%	12/31/2022	0.65	0	0	0.75%	-30.9%
12/31/2021	0.94	0	0	1.25%	-6.0%	12/31/2021	0.94	0	0	1.00%	-5.9%	12/31/2021	0.94	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.95	0	$0	0.50%	24.9%	12/31/2025	$0.96	0	$0	0.25%	25.2%	12/31/2025	$0.97	0	$0	0.00%	25.5%
12/31/2024	0.76	0	0	0.50%	3.2%	12/31/2024	0.76	0	0	0.25%	3.4%	12/31/2024	0.77	0	0	0.00%	3.7%
12/31/2023	0.74	0	0	0.50%	12.6%	12/31/2023	0.74	0	0	0.25%	12.9%	12/31/2023	0.74	0	0	0.00%	13.1%
12/31/2022	0.65	0	0	0.50%	-30.7%	12/31/2022	0.66	0	0	0.25%	-30.5%	12/31/2022	0.66	0	0	0.00%	-30.3%
12/31/2021	0.94	0	0	0.50%	-5.8%	12/31/2021	0.94	0	0	0.25%	-5.7%	12/31/2021	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	2.3%
2023	1.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Adv Class - 06-63R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,844	$360,530	27,622
Receivables: investments sold	-
Payables: investments purchased	(343)
Net assets	$405,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$405,501	320,653	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$405,501	320,653

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,563
Mortality & expense charges			(4,144)
Net investment income (loss)			419

Gain (loss) on investments:
Net realized gain (loss)			13,797
Realized gain distributions			8,246
Net change in unrealized appreciation (depreciation)			32,531
Net gain (loss)			54,574

Increase (decrease) in net assets from operations			$54,993

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$419	$(630)
Net realized gain (loss)		13,797	40,234
Realized gain distributions		8,246	957
Net change in unrealized appreciation (depreciation)		32,531	(5,094)

Increase (decrease) in net assets from operations		54,993	35,467

Contract owner transactions:
Proceeds from units sold		213,713	186,182
Cost of units redeemed		(101,213)	(203,361)
Account charges		(4,181)	(8,938)
Increase (decrease)		108,319	(26,117)
Net increase (decrease)		163,312	9,350
Net assets, beginning		242,189	232,839
Net assets, ending		$405,501	$242,189

Units sold		186,935	189,099
Units redeemed		(90,608)	(207,610)
Net increase (decrease)		96,327	(18,511)
Units outstanding, beginning		224,326	242,837
Units outstanding, ending		320,653	224,326

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$712,818
Cost of units redeemed/account charges			(421,239)
Net investment income (loss)			852
Net realized gain (loss)			53,091
Realized gain distributions			14,665
Net change in unrealized appreciation (depreciation)			45,314
Net assets			$405,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	321	$406	1.25%	17.1%	12/31/2025	$1.28	0	$0	1.00%	17.4%	12/31/2025	$1.29	0	$0	0.75%	17.7%
12/31/2024	1.08	224	242	1.25%	12.6%	12/31/2024	1.09	0	0	1.00%	12.9%	12/31/2024	1.10	0	0	0.75%	13.2%
12/31/2023	0.96	243	233	1.25%	19.0%	12/31/2023	0.96	0	0	1.00%	19.3%	12/31/2023	0.97	0	0	0.75%	19.5%
12/31/2022	0.81	114	92	1.25%	-20.4%	12/31/2022	0.81	0	0	1.00%	-20.2%	12/31/2022	0.81	0	0	0.75%	-20.0%
12/31/2021	1.01	6	6	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	0.50%	18.0%	12/31/2025	$1.32	0	$0	0.25%	18.3%	12/31/2025	$1.33	0	$0	0.00%	18.6%
12/31/2024	1.11	0	0	0.50%	13.5%	12/31/2024	1.12	0	0	0.25%	13.7%	12/31/2024	1.12	0	0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	19.8%	12/31/2023	0.98	0	0	0.25%	20.1%	12/31/2023	0.99	0	0	0.00%	20.4%
12/31/2022	0.81	0	0	0.50%	-19.8%	12/31/2022	0.82	0	0	0.25%	-19.6%	12/31/2022	0.82	0	0	0.00%	-19.4%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.3%
2023	1.7%
2022	2.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 R Class - 06-63W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,641	$266,722	20,134
Receivables: investments sold	1,720
Payables: investments purchased	-
Net assets	$294,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$294,361	235,320	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$294,361	235,320

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,933
Mortality & expense charges			(3,437)
Net investment income (loss)			(504)

Gain (loss) on investments:
Net realized gain (loss)			28,759
Realized gain distributions			6,017
Net change in unrealized appreciation (depreciation)			11,343
Net gain (loss)			46,119

Increase (decrease) in net assets from operations			$45,615

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(504)	$257
Net realized gain (loss)		28,759	12,710
Realized gain distributions		6,017	921
Net change in unrealized appreciation (depreciation)		11,343	4,660

Increase (decrease) in net assets from operations		45,615	18,548

Contract owner transactions:
Proceeds from units sold		196,913	162,332
Cost of units redeemed		(177,082)	(84,268)
Account charges		(1,630)	(929)
Increase (decrease)		18,201	77,135
Net increase (decrease)		63,816	95,683
Net assets, beginning		230,545	134,862
Net assets, ending		$294,361	$230,545

Units sold		171,617	155,602
Units redeemed		(151,698)	(81,676)
Net increase (decrease)		19,919	73,926
Units outstanding, beginning		215,401	141,475
Units outstanding, ending		235,320	215,401

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$511,921
Cost of units redeemed/account charges			(293,713)
Net investment income (loss)			273
Net realized gain (loss)			40,394
Realized gain distributions			9,567
Net change in unrealized appreciation (depreciation)			25,919
Net assets			$294,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.25	235	$294	1.25%	16.9%	12/31/2025	$1.26	0	$0	1.00%	17.2%	12/31/2025	$1.28	0	$0	0.75%	17.5%
12/31/2024	1.07	215	231	1.25%	12.3%	12/31/2024	1.08	0	0	1.00%	12.6%	12/31/2024	1.09	0	0	0.75%	12.8%
12/31/2023	0.95	141	135	1.25%	18.7%	12/31/2023	0.96	0	0	1.00%	19.0%	12/31/2023	0.96	0	0	0.75%	19.3%
12/31/2022	0.80	40	32	1.25%	-20.7%	12/31/2022	0.81	0	0	1.00%	-20.5%	12/31/2022	0.81	0	0	0.75%	-20.3%
12/31/2021	1.01	2	2	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	17.8%	12/31/2025	$1.31	0	$0	0.25%	18.0%	12/31/2025	$1.32	0	$0	0.00%	18.3%
12/31/2024	1.10	0	0	0.50%	13.1%	12/31/2024	1.11	0	0	0.25%	13.4%	12/31/2024	1.11	0	0	0.00%	13.7%
12/31/2023	0.97	0	0	0.50%	19.6%	12/31/2023	0.98	0	0	0.25%	19.9%	12/31/2023	0.98	0	0	0.00%	20.2%
12/31/2022	0.81	0	0	0.50%	-20.1%	12/31/2022	0.81	0	0	0.25%	-19.9%	12/31/2022	0.82	0	0	0.00%	-19.7%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.4%
2023	1.6%
2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund R Class - 06-775

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,537,673	$2,990,425	92,280
Receivables: investments sold	-
Payables: investments purchased	(3,312)
Net assets	$3,534,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,675,672	340,248	$4.92
Band 100	1,496,185	287,365	5.21
Band 75	-	-	5.50
Band 50	362,504	62,293	5.82
Band 25	-	-	6.15
Band 0	-	-	6.54
Total	$3,534,361	689,906

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$45,136
Mortality & expense charges			(38,717)
Net investment income (loss)			6,419

Gain (loss) on investments:
Net realized gain (loss)			95,592
Realized gain distributions			39,299
Net change in unrealized appreciation (depreciation)			298,143
Net gain (loss)			433,034

Increase (decrease) in net assets from operations			$439,453

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,419	$16,792
Net realized gain (loss)		95,592	108,030
Realized gain distributions		39,299	241,427
Net change in unrealized appreciation (depreciation)		298,143	35,225

Increase (decrease) in net assets from operations		439,453	401,474

Contract owner transactions:
Proceeds from units sold		67,112	42,655
Cost of units redeemed		(747,624)	(989,689)
Account charges		(449)	(538)
Increase (decrease)		(680,961)	(947,572)
Net increase (decrease)		(241,508)	(546,098)
Net assets, beginning		3,775,869	4,321,967
Net assets, ending		$3,534,361	$3,775,869

Units sold		14,631	10,121
Units redeemed		(151,894)	(225,624)
Net increase (decrease)		(137,263)	(215,503)
Units outstanding, beginning		827,169	1,042,672
Units outstanding, ending		689,906	827,169

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,022,161
Cost of units redeemed/account charges			(50,865,296)
Net investment income (loss)			673,507
Net realized gain (loss)			3,407,908
Realized gain distributions			5,748,833
Net change in unrealized appreciation (depreciation)			547,248
Net assets			$3,534,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.92	340	$1,676	1.25%	12.6%	12/31/2025	$5.21	287	$1,496	1.00%	12.8%	12/31/2025	$5.50	0	$0	0.75%	13.1%
12/31/2024	4.38	375	1,640	1.25%	9.9%	12/31/2024	4.61	358	1,652	1.00%	10.2%	12/31/2024	4.87	0	0	0.75%	10.4%
12/31/2023	3.98	444	1,766	1.25%	7.7%	12/31/2023	4.19	496	2,076	1.00%	8.0%	12/31/2023	4.41	0	0	0.75%	8.2%
12/31/2022	3.70	502	1,856	1.25%	-5.0%	12/31/2022	3.88	551	2,139	1.00%	-4.8%	12/31/2022	4.07	0	0	0.75%	-4.5%
12/31/2021	3.89	720	2,802	1.25%	23.4%	12/31/2021	4.07	584	2,380	1.00%	23.7%	12/31/2021	4.26	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.82	62	$363	0.50%	13.4%	12/31/2025	$6.15	0	$0	0.25%	13.7%	12/31/2025	$6.54	0	$0	0.00%	14.0%
12/31/2024	5.13	94	484	0.50%	10.7%	12/31/2024	5.41	0	0	0.25%	11.0%	12/31/2024	5.74	0	0	0.00%	11.3%
12/31/2023	4.64	103	479	0.50%	8.5%	12/31/2023	4.88	0	0	0.25%	8.8%	12/31/2023	5.16	0	0	0.00%	9.1%
12/31/2022	4.27	146	623	0.50%	-4.3%	12/31/2022	4.48	0	0	0.25%	-4.0%	12/31/2022	4.73	0	0	0.00%	-3.8%
12/31/2021	4.46	215	957	0.50%	24.3%	12/31/2021	4.67	0	0	0.25%	24.6%	12/31/2021	4.92	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.5%
2023	1.5%
2022	1.4%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Portfolio - 06-580

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,529,961	$24,652,359	918,386
Receivables: investments sold	20,588
Payables: investments purchased	-
Net assets	$26,550,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,550,549	2,595,378	$10.23
Band 100	-	-	10.82
Band 75	-	-	11.43
Band 50	-	-	12.09
Band 25	-	-	12.78
Band 0	-	-	15.02
Total	$26,550,549	2,595,378

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$439,762
Mortality & expense charges			(339,476)
Net investment income (loss)			100,286

Gain (loss) on investments:
Net realized gain (loss)			623,145
Realized gain distributions			2,523,238
Net change in unrealized appreciation (depreciation)			66,449
Net gain (loss)			3,212,832

Increase (decrease) in net assets from operations			$3,313,118

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100,286	$160,177
Net realized gain (loss)		623,145	612,350
Realized gain distributions		2,523,238	1,781,541
Net change in unrealized appreciation (depreciation)		66,449	345,249

Increase (decrease) in net assets from operations		3,313,118	2,899,317

Contract owner transactions:
Proceeds from units sold		958,192	951,684
Cost of units redeemed		(5,035,451)	(4,704,520)
Account charges		(4,015)	(5,165)
Increase (decrease)		(4,081,274)	(3,758,001)
Net increase (decrease)		(768,156)	(858,684)
Net assets, beginning		27,318,705	28,177,389
Net assets, ending		$26,550,549	$27,318,705

Units sold		112,116	128,507
Units redeemed		(532,813)	(543,915)
Net increase (decrease)		(420,697)	(415,408)
Units outstanding, beginning		3,016,075	3,431,483
Units outstanding, ending		2,595,378	3,016,075

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$375,524,759
Cost of units redeemed/account charges			(458,470,633)
Net investment income (loss)			17,964,661
Net realized gain (loss)			42,329,633
Realized gain distributions			47,324,527
Net change in unrealized appreciation (depreciation)			1,877,602
Net assets			$26,550,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.23	2,595	$26,551	1.25%	12.9%	12/31/2025	$10.82	0	$0	1.00%	13.2%	12/31/2025	$11.43	0	$0	0.75%	13.5%
12/31/2024	9.06	3,016	27,319	1.25%	10.3%	12/31/2024	9.55	0	0	1.00%	10.6%	12/31/2024	10.07	0	0	0.75%	10.9%
12/31/2023	8.21	3,431	28,177	1.25%	8.2%	12/31/2023	8.64	0	0	1.00%	8.5%	12/31/2023	9.09	0	0	0.75%	8.7%
12/31/2022	7.59	3,863	29,321	1.25%	-4.5%	12/31/2022	7.96	0	0	1.00%	-4.3%	12/31/2022	8.36	0	0	0.75%	-4.1%
12/31/2021	7.95	4,903	38,987	1.25%	24.0%	12/31/2021	8.32	0	0	1.00%	24.3%	12/31/2021	8.71	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$12.09	0	$0	0.50%	13.8%	12/31/2025	$12.78	0	$0	0.25%	14.1%	12/31/2025	$15.02	0	$0	0.00%	14.4%
12/31/2024	10.62	0	0	0.50%	11.1%	12/31/2024	11.20	0	0	0.25%	11.4%	12/31/2024	13.14	0	0	0.00%	11.7%
12/31/2023	9.56	0	0	0.50%	9.0%	12/31/2023	10.05	0	0	0.25%	9.3%	12/31/2023	11.76	0	0	0.00%	9.5%
12/31/2022	8.77	0	0	0.50%	-3.8%	12/31/2022	9.20	0	0	0.25%	-3.6%	12/31/2022	10.74	0	0	0.00%	-3.3%
12/31/2021	9.12	0	0	0.50%	24.9%	12/31/2021	9.54	0	0	0.25%	25.2%	12/31/2021	11.11	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	2.0%
2022	1.9%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Small-Cap Value Fund Inst Class - 06-74F (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	1.25%	7.0%	12/31/2025	$1.07	0	$0	1.00%	7.3%	12/31/2025	$1.08	0	$0	0.75%	7.5%
12/31/2024	1.00	0	0	1.25%	0.2%	12/31/2024	1.00	0	0	1.00%	0.2%	12/31/2024	1.00	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	7.8%	12/31/2025	$1.08	0	$0	0.25%	8.1%	12/31/2025	$1.09	0	$0	0.00%	8.3%
12/31/2024	1.00	0	0	0.50%	0.3%	12/31/2024	1.00	0	0	0.25%	0.3%	12/31/2024	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TrowePrice Instl Mdcap Eqty Gr Institutional Class - 06-6YN (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	1.25%	2.5%	12/31/2025	$1.05	0	$0	1.00%	2.8%	12/31/2025	$1.05	0	$0	0.75%	3.0%
12/31/2024	1.02	0	0	1.25%	2.2%	12/31/2024	1.02	0	0	1.00%	2.3%	12/31/2024	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	3.3%	12/31/2025	$1.06	0	$0	0.25%	3.5%	12/31/2025	$1.07	0	$0	0.00%	3.8%
12/31/2024	1.02	0	0	0.50%	2.5%	12/31/2024	1.03	0	0	0.25%	2.6%	12/31/2024	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Science & Tech Inst Class - 06-6X9 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.57
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	1.25%	23.1%	12/31/2025	$1.56	0	$0	1.00%	23.4%	12/31/2025	$1.57	0	$0	0.75%	23.7%
12/31/2024	1.26	0	0	1.25%	26.3%	12/31/2024	1.27	0	0	1.00%	26.6%	12/31/2024	1.27	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	24.0%	12/31/2025	$1.58	0	$0	0.25%	24.3%	12/31/2025	$1.59	0	$0	0.00%	24.6%
12/31/2024	1.27	0	0	0.50%	27.0%	12/31/2024	1.27	0	0	0.25%	27.2%	12/31/2024	1.27	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Intl Discovery I Inst Class - 06-7FH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /23 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	1.25%	2.7%	12/31/2025	$1.03	0	$0	1.00%	2.8%	12/31/2025	$1.03	0	$0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	2.9%	12/31/2025	$1.03	0	$0	0.25%	2.9%	12/31/2025	$1.03	0	$0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Lrg Cp Gr I Inst Class - 06-7GT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /18 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	1.25%	1.8%	12/31/2025	$1.02	0	$0	1.00%	1.8%	12/31/2025	$1.02	0	$0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	0.50%	1.8%	12/31/2025	$1.02	0	$0	0.25%	1.8%	12/31/2025	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2070 Adv Advisor Class - 06-7F4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,164	$3,160	282
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$3,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,135	2,938	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$3,135	2,938

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$29
Mortality & expense charges			(3)
Net investment income (loss)			26

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4
Net gain (loss)			4

Increase (decrease) in net assets from operations			$30

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4	-

Increase (decrease) in net assets from operations		30	-

Contract owner transactions:
Proceeds from units sold		3,143	-
Cost of units redeemed		(1)	-
Account charges		(37)	-
Increase (decrease)		3,105	-
Net increase (decrease)		3,135	-
Net assets, beginning		-	-
Net assets, ending		$3,135	$-

Units sold		2,973	-
Units redeemed		(35)	-
Net increase (decrease)		2,938	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,938	-

* Date of Fund Inception into Variable Account: 7 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,143
Cost of units redeemed/account charges			(38)
Net investment income (loss)			26
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4
Net assets			$3,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	3	$3	1.25%	6.7%	12/31/2025	$1.07	0	$0	1.00%	6.8%	12/31/2025	$1.07	0	$0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	7.1%	12/31/2025	$1.07	0	$0	0.25%	7.2%	12/31/2025	$1.07	0	$0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2070 I Institutional Class - 06-7F7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,414	$10,421	934
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$10,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,401	9,723	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$10,401	9,723

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$107
Mortality & expense charges			(10)
Net investment income (loss)			97

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$91

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7)	-

Increase (decrease) in net assets from operations		91	-

Contract owner transactions:
Proceeds from units sold		10,338	-
Cost of units redeemed		(1)	-
Account charges		(27)	-
Increase (decrease)		10,310	-
Net increase (decrease)		10,401	-
Net assets, beginning		-	-
Net assets, ending		$10,401	$-

Units sold		9,886	-
Units redeemed		(163)	-
Net increase (decrease)		9,723	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,723	-

* Date of Fund Inception into Variable Account: 7 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,338
Cost of units redeemed/account charges			(28)
Net investment income (loss)			97
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net assets			$10,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	10	$10	1.25%	7.0%	12/31/2025	$1.07	0	$0	1.00%	7.1%	12/31/2025	$1.07	0	$0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	7.3%	12/31/2025	$1.07	0	$0	0.25%	7.4%	12/31/2025	$1.08	0	$0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2070 R Retirement Class - 06-7F6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,532	$1,533	138
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,533	1,438	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$1,533	1,438

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$15
Mortality & expense charges			(1)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$13

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	-

Increase (decrease) in net assets from operations		13	-

Contract owner transactions:
Proceeds from units sold		1,520	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,520	-
Net increase (decrease)		1,533	-
Net assets, beginning		-	-
Net assets, ending		$1,533	$-

Units sold		1,438	-
Units redeemed		-	-
Net increase (decrease)		1,438	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,438	-

* Date of Fund Inception into Variable Account: 7 /24 /2025
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,520
Cost of units redeemed/account charges			-
Net investment income (loss)			14
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$1,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	1	$2	1.25%	6.6%	12/31/2025	$1.07	0	$0	1.00%	6.7%	12/31/2025	$1.07	0	$0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	0	$0	0.50%	6.9%	12/31/2025	$1.07	0	$0	0.25%	7.0%	12/31/2025	$1.07	0	$0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R3 Class - 06-985

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,886	$494,993	15,428
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$489,860

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$405,698	114,470	$3.54
Band 100	84,162	22,529	3.74
Band 75	-	-	3.94
Band 50	-	-	4.15
Band 25	-	-	4.37
Band 0	-	-	4.61
Total	$489,860	136,999

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,805)
Net investment income (loss)			(5,805)

Gain (loss) on investments:
Net realized gain (loss)			(2,812)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,464
Net gain (loss)			19,652

Increase (decrease) in net assets from operations			$13,847

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,805)	$(5,960)
Net realized gain (loss)		(2,812)	(7,660)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,464	94,732

Increase (decrease) in net assets from operations		13,847	81,112

Contract owner transactions:
Proceeds from units sold		5,991	10,847
Cost of units redeemed		(33,330)	(49,676)
Account charges		(51)	(73)
Increase (decrease)		(27,390)	(38,902)
Net increase (decrease)		(13,543)	42,210
Net assets, beginning		503,403	461,193
Net assets, ending		$489,860	$503,403

Units sold		1,801	3,403
Units redeemed		(9,903)	(15,315)
Net increase (decrease)		(8,102)	(11,912)
Units outstanding, beginning		145,101	157,013
Units outstanding, ending		136,999	145,101

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$17,138,188
Cost of units redeemed/account charges			(17,950,270)
Net investment income (loss)			(368,509)
Net realized gain (loss)			1,277,184
Realized gain distributions			398,374
Net change in unrealized appreciation (depreciation)			(5,107)
Net assets			$489,860

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.54	114	$406	1.25%	3.0%	12/31/2025	$3.74	23	$84	1.00%	3.3%	12/31/2025	$3.94	0	$0	0.75%	3.5%
12/31/2024	3.44	122	418	1.25%	18.1%	12/31/2024	3.62	24	85	1.00%	18.4%	12/31/2024	3.80	0	0	0.75%	18.7%
12/31/2023	2.91	130	379	1.25%	18.1%	12/31/2023	3.06	27	82	1.00%	18.4%	12/31/2023	3.20	0	0	0.75%	18.6%
12/31/2022	2.47	163	403	1.25%	-35.0%	12/31/2022	2.58	28	73	1.00%	-34.9%	12/31/2022	2.70	0	0	0.75%	-34.7%
12/31/2021	3.80	161	610	1.25%	-5.7%	12/31/2021	3.96	29	114	1.00%	-5.4%	12/31/2021	4.14	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.15	0	$0	0.50%	3.8%	12/31/2025	$4.37	0	$0	0.25%	4.0%	12/31/2025	$4.61	0	$0	0.00%	4.3%
12/31/2024	4.00	0	0	0.50%	19.0%	12/31/2024	4.20	0	0	0.25%	19.3%	12/31/2024	4.42	0	0	0.00%	19.6%
12/31/2023	3.36	0	0	0.50%	18.9%	12/31/2023	3.52	0	0	0.25%	19.2%	12/31/2023	3.70	0	0	0.00%	19.5%
12/31/2022	2.83	0	0	0.50%	-34.5%	12/31/2022	2.96	0	0	0.25%	-34.4%	12/31/2022	3.09	0	0	0.00%	-34.2%
12/31/2021	4.32	0	0	0.50%	-5.0%	12/31/2021	4.50	0	0	0.25%	-4.7%	12/31/2021	4.70	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R5 Class - 06-316

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,291,670	$1,223,068	37,852
Receivables: investments sold	-
Payables: investments purchased	(15,283)
Net assets	$1,276,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,276,387	565,929	$2.26
Band 100	-	-	2.36
Band 75	-	-	2.48
Band 50	-	-	2.59
Band 25	-	-	2.72
Band 0	-	-	2.85
Total	$1,276,387	565,929

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$17,588
Mortality & expense charges			(21,616)
Net investment income (loss)			(4,028)

Gain (loss) on investments:
Net realized gain (loss)			449,152
Realized gain distributions			38,979
Net change in unrealized appreciation (depreciation)			(7,770)
Net gain (loss)			480,361

Increase (decrease) in net assets from operations			$476,333

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,028)	$8,729
Net realized gain (loss)		449,152	37,498
Realized gain distributions		38,979	67,647
Net change in unrealized appreciation (depreciation)		(7,770)	22,626

Increase (decrease) in net assets from operations		476,333	136,500

Contract owner transactions:
Proceeds from units sold		1,177,636	456,088
Cost of units redeemed		(1,856,623)	(412,196)
Account charges		(3,526)	(3,353)
Increase (decrease)		(682,513)	40,539
Net increase (decrease)		(206,180)	177,039
Net assets, beginning		1,482,567	1,305,528
Net assets, ending		$1,276,387	$1,482,567

Units sold		567,078	271,476
Units redeemed		(872,058)	(245,328)
Net increase (decrease)		(304,980)	26,148
Units outstanding, beginning		870,909	844,761
Units outstanding, ending		565,929	870,909

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,046,446
Cost of units redeemed/account charges			(43,367,618)
Net investment income (loss)			90,320
Net realized gain (loss)			(865,596)
Realized gain distributions			1,304,233
Net change in unrealized appreciation (depreciation)			68,602
Net assets			$1,276,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	566	$1,276	1.25%	32.5%	12/31/2025	$2.36	0	$0	1.00%	32.8%	12/31/2025	$2.48	0	$0	0.75%	33.2%
12/31/2024	1.70	871	1,483	1.25%	10.2%	12/31/2024	1.78	0	0	1.00%	10.4%	12/31/2024	1.86	0	0	0.75%	10.7%
12/31/2023	1.55	845	1,306	1.25%	14.6%	12/31/2023	1.61	0	0	1.00%	14.8%	12/31/2023	1.68	0	0	0.75%	15.1%
12/31/2022	1.35	812	1,096	1.25%	-17.8%	12/31/2022	1.40	0	0	1.00%	-17.6%	12/31/2022	1.46	0	0	0.75%	-17.4%
12/31/2021	1.64	1,291	2,118	1.25%	6.2%	12/31/2021	1.70	0	0	1.00%	6.5%	12/31/2021	1.76	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	33.5%	12/31/2025	$2.72	0	$0	0.25%	33.8%	12/31/2025	$2.85	0	$0	0.00%	34.2%
12/31/2024	1.94	0	0	0.50%	11.0%	12/31/2024	2.03	0	0	0.25%	11.3%	12/31/2024	2.12	0	0	0.00%	11.5%
12/31/2023	1.75	0	0	0.50%	15.4%	12/31/2023	1.82	0	0	0.25%	15.7%	12/31/2023	1.90	0	0	0.00%	16.0%
12/31/2022	1.52	0	0	0.50%	-17.1%	12/31/2022	1.58	0	0	0.25%	-16.9%	12/31/2022	1.64	0	0	0.00%	-16.7%
12/31/2021	1.83	0	0	0.50%	7.0%	12/31/2021	1.90	0	0	0.25%	7.3%	12/31/2021	1.97	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	2.0%
2023	2.1%
2022	1.4%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R3 Class - 06-990

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,732,485	$1,448,329	53,342
Receivables: investments sold	-
Payables: investments purchased	(14,309)
Net assets	$1,718,176

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,548,709	448,242	$3.46
Band 100	169,467	46,534	3.64
Band 75	-	-	3.84
Band 50	-	-	4.05
Band 25	-	-	4.26
Band 0	-	-	4.50
Total	$1,718,176	494,776

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,099
Mortality & expense charges			(18,382)
Net investment income (loss)			(283)

Gain (loss) on investments:
Net realized gain (loss)			35,186
Realized gain distributions			37,237
Net change in unrealized appreciation (depreciation)			327,931
Net gain (loss)			400,354

Increase (decrease) in net assets from operations			$400,071

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(283)	$2,344
Net realized gain (loss)		35,186	5,814
Realized gain distributions		37,237	64,786
Net change in unrealized appreciation (depreciation)		327,931	52,122

Increase (decrease) in net assets from operations		400,071	125,066

Contract owner transactions:
Proceeds from units sold		347,288	207,732
Cost of units redeemed		(334,221)	(272,363)
Account charges		(3,240)	(2,611)
Increase (decrease)		9,827	(67,242)
Net increase (decrease)		409,898	57,824
Net assets, beginning		1,308,278	1,250,454
Net assets, ending		$1,718,176	$1,308,278

Units sold		107,619	79,790
Units redeemed		(109,551)	(103,864)
Net increase (decrease)		(1,932)	(24,074)
Units outstanding, beginning		496,708	520,782
Units outstanding, ending		494,776	496,708

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,781,719
Cost of units redeemed/account charges			(35,017,204)
Net investment income (loss)			(276,367)
Net realized gain (loss)			1,425,638
Realized gain distributions			2,520,234
Net change in unrealized appreciation (depreciation)			284,156
Net assets			$1,718,176

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.46	448	$1,549	1.25%	31.9%	12/31/2025	$3.64	47	$169	1.00%	32.2%	12/31/2025	$3.84	0	$0	0.75%	32.6%
12/31/2024	2.62	444	1,162	1.25%	9.7%	12/31/2024	2.75	53	146	1.00%	9.9%	12/31/2024	2.90	0	0	0.75%	10.2%
12/31/2023	2.39	465	1,111	1.25%	14.0%	12/31/2023	2.51	56	140	1.00%	14.3%	12/31/2023	2.63	0	0	0.75%	14.6%
12/31/2022	2.09	432	905	1.25%	-18.2%	12/31/2022	2.19	84	185	1.00%	-18.0%	12/31/2022	2.29	0	0	0.75%	-17.7%
12/31/2021	2.56	681	1,744	1.25%	5.8%	12/31/2021	2.67	102	273	1.00%	6.0%	12/31/2021	2.79	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.05	0	$0	0.50%	32.9%	12/31/2025	$4.26	0	$0	0.25%	33.2%	12/31/2025	$4.50	0	$0	0.00%	33.6%
12/31/2024	3.04	0	0	0.50%	10.5%	12/31/2024	3.20	0	0	0.25%	10.8%	12/31/2024	3.37	0	0	0.00%	11.1%
12/31/2023	2.76	0	0	0.50%	14.9%	12/31/2023	2.89	0	0	0.25%	15.2%	12/31/2023	3.03	0	0	0.00%	15.5%
12/31/2022	2.40	0	0	0.50%	-17.5%	12/31/2022	2.51	0	0	0.25%	-17.3%	12/31/2022	2.63	0	0	0.00%	-17.1%
12/31/2021	2.91	0	0	0.50%	6.6%	12/31/2021	3.04	0	0	0.25%	6.8%	12/31/2021	3.17	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.5%
2023	1.6%
2022	1.2%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R5 Class - 06-986

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,860	$12,578	508
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$16,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,862	4,716	$3.58
Band 100	-	-	3.72
Band 75	-	-	3.87
Band 50	-	-	4.02
Band 25	-	-	4.18
Band 0	-	-	4.34
Total	$16,862	4,716

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$577
Mortality & expense charges			(174)
Net investment income (loss)			403

Gain (loss) on investments:
Net realized gain (loss)			31
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			3,392
Net gain (loss)			3,744

Increase (decrease) in net assets from operations			$4,147

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$403	$1,734
Net realized gain (loss)		31	7,698
Realized gain distributions		321	88
Net change in unrealized appreciation (depreciation)		3,392	(3,507)

Increase (decrease) in net assets from operations		4,147	6,013

Contract owner transactions:
Proceeds from units sold		1,518	2,290
Cost of units redeemed		-	(51,951)
Account charges		-	(190)
Increase (decrease)		1,518	(49,851)
Net increase (decrease)		5,665	(43,838)
Net assets, beginning		11,197	55,035
Net assets, ending		$16,862	$11,197

Units sold		479	917
Units redeemed		-	(19,994)
Net increase (decrease)		479	(19,077)
Units outstanding, beginning		4,237	23,314
Units outstanding, ending		4,716	4,237

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,832,065
Cost of units redeemed/account charges			(4,057,004)
Net investment income (loss)			183,010
Net realized gain (loss)			54,100
Realized gain distributions			409
Net change in unrealized appreciation (depreciation)			4,282
Net assets			$16,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.58	5	$17	1.25%	35.3%	12/31/2025	$3.72	0	$0	1.00%	35.6%	12/31/2025	$3.87	0	$0	0.75%	36.0%
12/31/2024	2.64	4	11	1.25%	12.0%	12/31/2024	2.74	0	0	1.00%	12.2%	12/31/2024	2.84	0	0	0.75%	12.5%
12/31/2023	2.36	23	55	1.25%	16.7%	12/31/2023	2.44	0	0	1.00%	17.0%	12/31/2023	2.53	0	0	0.75%	17.3%
12/31/2022	2.02	96	194	1.25%	-9.2%	12/31/2022	2.09	0	0	1.00%	-9.0%	12/31/2022	2.15	0	0	0.75%	-8.8%
12/31/2021	2.23	94	209	1.25%	18.8%	12/31/2021	2.29	0	0	1.00%	19.1%	12/31/2021	2.36	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.02	0	$0	0.50%	36.3%	12/31/2025	$4.18	0	$0	0.25%	36.6%	12/31/2025	$4.34	0	$0	0.00%	37.0%
12/31/2024	2.95	0	0	0.50%	12.8%	12/31/2024	3.06	0	0	0.25%	13.1%	12/31/2024	3.17	0	0	0.00%	13.4%
12/31/2023	2.61	0	0	0.50%	17.5%	12/31/2023	2.70	0	0	0.25%	17.8%	12/31/2023	2.80	0	0	0.00%	18.1%
12/31/2022	2.22	0	0	0.50%	-8.6%	12/31/2022	2.29	0	0	0.25%	-8.3%	12/31/2022	2.37	0	0	0.00%	-8.1%
12/31/2021	2.43	0	0	0.50%	19.7%	12/31/2021	2.50	0	0	0.25%	20.0%	12/31/2021	2.58	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	7.3%
2023	5.6%
2022	5.1%
2021	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R3 Class - 06-987

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,938	$192,945	6,903
Receivables: investments sold	-
Payables: investments purchased	(12,799)
Net assets	$227,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,574	42,554	$3.30
Band 100	86,565	25,203	3.43
Band 75	-	-	3.57
Band 50	-	-	3.71
Band 25	-	-	3.86
Band 0	-	-	4.01
Total	$227,139	67,757

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,989
Mortality & expense charges			(2,180)
Net investment income (loss)			4,809

Gain (loss) on investments:
Net realized gain (loss)			23,323
Realized gain distributions			4,962
Net change in unrealized appreciation (depreciation)			23,519
Net gain (loss)			51,804

Increase (decrease) in net assets from operations			$56,613

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,809	$5,102
Net realized gain (loss)		23,323	971
Realized gain distributions		4,962	1,449
Net change in unrealized appreciation (depreciation)		23,519	10,058

Increase (decrease) in net assets from operations		56,613	17,580

Contract owner transactions:
Proceeds from units sold		91,784	8,164
Cost of units redeemed		(93,119)	(5,603)
Account charges		(5)	(10)
Increase (decrease)		(1,340)	2,551
Net increase (decrease)		55,273	20,131
Net assets, beginning		171,866	151,735
Net assets, ending		$227,139	$171,866

Units sold		28,946	3,474
Units redeemed		(30,114)	(2,371)
Net increase (decrease)		(1,168)	1,103
Units outstanding, beginning		68,925	67,822
Units outstanding, ending		67,757	68,925

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,570,331
Cost of units redeemed/account charges			(2,583,169)
Net investment income (loss)			195,721
Net realized gain (loss)			(9,148)
Realized gain distributions			6,411
Net change in unrealized appreciation (depreciation)			46,993
Net assets			$227,139

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	43	$141	1.25%	34.6%	12/31/2025	$3.43	25	$87	1.00%	34.9%	12/31/2025	$3.57	0	$0	0.75%	35.3%
12/31/2024	2.45	40	97	1.25%	11.4%	12/31/2024	2.55	29	75	1.00%	11.6%	12/31/2024	2.64	0	0	0.75%	11.9%
12/31/2023	2.20	38	84	1.25%	16.2%	12/31/2023	2.28	30	67	1.00%	16.4%	12/31/2023	2.36	0	0	0.75%	16.7%
12/31/2022	1.90	38	71	1.25%	-9.8%	12/31/2022	1.96	33	65	1.00%	-9.5%	12/31/2022	2.02	0	0	0.75%	-9.3%
12/31/2021	2.10	148	312	1.25%	18.2%	12/31/2021	2.16	40	86	1.00%	18.5%	12/31/2021	2.23	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.71	0	$0	0.50%	35.6%	12/31/2025	$3.86	0	$0	0.25%	35.9%	12/31/2025	$4.01	0	$0	0.00%	36.3%
12/31/2024	2.74	0	0	0.50%	12.2%	12/31/2024	2.84	0	0	0.25%	12.5%	12/31/2024	2.95	0	0	0.00%	12.8%
12/31/2023	2.44	0	0	0.50%	17.0%	12/31/2023	2.52	0	0	0.25%	17.3%	12/31/2023	2.61	0	0	0.00%	17.6%
12/31/2022	2.09	0	0	0.50%	-9.1%	12/31/2022	2.15	0	0	0.25%	-8.8%	12/31/2022	2.22	0	0	0.00%	-8.6%
12/31/2021	2.29	0	0	0.50%	19.1%	12/31/2021	2.36	0	0	0.25%	19.4%	12/31/2021	2.43	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	4.3%
2023	4.6%
2022	3.0%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R3 Class - 06-995

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,206,446	$1,180,681	91,547
Receivables: investments sold	6,552
Payables: investments purchased	-
Net assets	$1,212,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$994,970	650,215	$1.53
Band 100	218,028	135,171	1.61
Band 75	-	-	1.70
Band 50	-	-	1.79
Band 25	-	-	1.89
Band 0	-	-	1.99
Total	$1,212,998	785,386

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,079
Mortality & expense charges			(11,983)
Net investment income (loss)			24,096

Gain (loss) on investments:
Net realized gain (loss)			4,240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,560
Net gain (loss)			26,800

Increase (decrease) in net assets from operations			$50,896

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,096	$38,478
Net realized gain (loss)		4,240	10,469
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,560	(2,316)

Increase (decrease) in net assets from operations		50,896	46,631

Contract owner transactions:
Proceeds from units sold		464,409	583,772
Cost of units redeemed		(306,201)	(1,903,801)
Account charges		(1,674)	(2,847)
Increase (decrease)		156,534	(1,322,876)
Net increase (decrease)		207,430	(1,276,245)
Net assets, beginning		1,005,568	2,281,813
Net assets, ending		$1,212,998	$1,005,568

Units sold		308,331	409,559
Units redeemed		(207,980)	(1,331,961)
Net increase (decrease)		100,351	(922,402)
Units outstanding, beginning		685,035	1,607,437
Units outstanding, ending		785,386	685,035

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$96,159,490
Cost of units redeemed/account charges			(96,727,187)
Net investment income (loss)			1,232,047
Net realized gain (loss)			241,288
Realized gain distributions			281,595
Net change in unrealized appreciation (depreciation)			25,765
Net assets			$1,212,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	650	$995	1.25%	5.3%	12/31/2025	$1.61	135	$218	1.00%	5.5%	12/31/2025	$1.70	0	$0	0.75%	5.8%
12/31/2024	1.45	556	809	1.25%	2.8%	12/31/2024	1.53	129	197	1.00%	3.1%	12/31/2024	1.61	0	0	0.75%	3.3%
12/31/2023	1.41	1,477	2,089	1.25%	4.7%	12/31/2023	1.48	130	193	1.00%	5.0%	12/31/2023	1.56	0	0	0.75%	5.3%
12/31/2022	1.35	2,354	3,178	1.25%	-8.7%	12/31/2022	1.41	148	209	1.00%	-8.4%	12/31/2022	1.48	0	0	0.75%	-8.2%
12/31/2021	1.48	1,955	2,890	1.25%	-2.5%	12/31/2021	1.54	154	238	1.00%	-2.3%	12/31/2021	1.61	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	0.50%	6.0%	12/31/2025	$1.89	0	$0	0.25%	6.3%	12/31/2025	$1.99	0	$0	0.00%	6.6%
12/31/2024	1.69	0	0	0.50%	3.6%	12/31/2024	1.78	0	0	0.25%	3.9%	12/31/2024	1.87	0	0	0.00%	4.1%
12/31/2023	1.63	0	0	0.50%	5.5%	12/31/2023	1.71	0	0	0.25%	5.8%	12/31/2023	1.79	0	0	0.00%	6.0%
12/31/2022	1.54	0	0	0.50%	-8.0%	12/31/2022	1.62	0	0	0.25%	-7.8%	12/31/2022	1.69	0	0	0.00%	-7.5%
12/31/2021	1.68	0	0	0.50%	-1.8%	12/31/2021	1.75	0	0	0.25%	-1.5%	12/31/2021	1.83	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.6%
2023	2.4%
2022	1.8%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R5 Class - 06-953

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,127,412	$1,094,911	83,964
Receivables: investments sold	-
Payables: investments purchased	(15,722)
Net assets	$1,111,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,111,690	951,100	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.34
Total	$1,111,690	951,100

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$50,998
Mortality & expense charges			(15,463)
Net investment income (loss)			35,535

Gain (loss) on investments:
Net realized gain (loss)			28,762
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,468
Net gain (loss)			34,230

Increase (decrease) in net assets from operations			$69,765

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,535	$36,614
Net realized gain (loss)		28,762	40,543
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,468	(37,809)

Increase (decrease) in net assets from operations		69,765	39,348

Contract owner transactions:
Proceeds from units sold		488,024	695,546
Cost of units redeemed		(793,894)	(1,025,963)
Account charges		(1,694)	(2,352)
Increase (decrease)		(307,564)	(332,769)
Net increase (decrease)		(237,799)	(293,421)
Net assets, beginning		1,349,489	1,642,910
Net assets, ending		$1,111,690	$1,349,489

Units sold		432,935	637,301
Units redeemed		(703,132)	(952,485)
Net increase (decrease)		(270,197)	(315,184)
Units outstanding, beginning		1,221,297	1,536,481
Units outstanding, ending		951,100	1,221,297

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$91,883,964
Cost of units redeemed/account charges			(91,945,120)
Net investment income (loss)			828,996
Net realized gain (loss)			77,605
Realized gain distributions			233,744
Net change in unrealized appreciation (depreciation)			32,501
Net assets			$1,111,690

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	951	$1,112	1.25%	5.8%	12/31/2025	$1.20	0	$0	1.00%	6.0%	12/31/2025	$1.23	0	$0	0.75%	6.3%
12/31/2024	1.10	1,221	1,349	1.25%	3.3%	12/31/2024	1.13	0	0	1.00%	3.6%	12/31/2024	1.16	0	0	0.75%	3.9%
12/31/2023	1.07	1,536	1,643	1.25%	5.3%	12/31/2023	1.09	0	0	1.00%	5.5%	12/31/2023	1.12	0	0	0.75%	5.8%
12/31/2022	1.02	2,724	2,767	1.25%	-8.2%	12/31/2022	1.04	0	0	1.00%	-8.0%	12/31/2022	1.06	0	0	0.75%	-7.8%
12/31/2021	1.11	4,820	5,335	1.25%	-2.0%	12/31/2021	1.13	0	0	1.00%	-1.8%	12/31/2021	1.15	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	6.6%	12/31/2025	$1.30	0	$0	0.25%	6.8%	12/31/2025	$1.34	0	$0	0.00%	7.1%
12/31/2024	1.19	0	0	0.50%	4.1%	12/31/2024	1.22	0	0	0.25%	4.4%	12/31/2024	1.25	0	0	0.00%	4.6%
12/31/2023	1.14	0	0	0.50%	6.1%	12/31/2023	1.17	0	0	0.25%	6.3%	12/31/2023	1.20	0	0	0.00%	6.6%
12/31/2022	1.08	0	0	0.50%	-7.5%	12/31/2022	1.10	0	0	0.25%	-7.3%	12/31/2022	1.12	0	0	0.00%	-7.1%
12/31/2021	1.17	0	0	0.50%	-1.3%	12/31/2021	1.19	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.6%
2023	3.3%
2022	2.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R6 Class - 06-GPF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,805,114	$1,497,821	52,985
Receivables: investments sold	-
Payables: investments purchased	(28,510)
Net assets	$1,776,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,776,604	970,028	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$1,776,604	970,028

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$28,273
Mortality & expense charges			(21,317)
Net investment income (loss)			6,956

Gain (loss) on investments:
Net realized gain (loss)			44,126
Realized gain distributions			38,675
Net change in unrealized appreciation (depreciation)			387,463
Net gain (loss)			470,264

Increase (decrease) in net assets from operations			$477,220

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,956	$20,714
Net realized gain (loss)		44,126	28,152
Realized gain distributions		38,675	71,516
Net change in unrealized appreciation (depreciation)		387,463	(108,157)

Increase (decrease) in net assets from operations		477,220	12,225

Contract owner transactions:
Proceeds from units sold		221,418	1,428,469
Cost of units redeemed		(486,960)	(366,695)
Account charges		(1,089)	(1,030)
Increase (decrease)		(266,631)	1,060,744
Net increase (decrease)		210,589	1,072,969
Net assets, beginning		1,566,015	493,046
Net assets, ending		$1,776,604	$1,566,015

Units sold		138,163	1,004,422
Units redeemed		(303,167)	(263,838)
Net increase (decrease)		(165,004)	740,584
Units outstanding, beginning		1,135,032	394,448
Units outstanding, ending		970,028	1,135,032

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,095,367
Cost of units redeemed/account charges			(1,830,724)
Net investment income (loss)			32,824
Net realized gain (loss)			57,564
Realized gain distributions			114,280
Net change in unrealized appreciation (depreciation)			307,293
Net assets			$1,776,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	970	$1,777	1.25%	32.7%	12/31/2025	$1.87	0	$0	1.00%	33.1%	12/31/2025	$1.91	0	$0	0.75%	33.4%
12/31/2024	1.38	1,135	1,566	1.25%	10.4%	12/31/2024	1.40	0	0	1.00%	10.7%	12/31/2024	1.43	0	0	0.75%	10.9%
12/31/2023	1.25	394	493	1.25%	14.8%	12/31/2023	1.27	0	0	1.00%	15.1%	12/31/2023	1.29	0	0	0.75%	15.4%
12/31/2022	1.09	237	258	1.25%	-17.6%	12/31/2022	1.10	0	0	1.00%	-17.4%	12/31/2022	1.12	0	0	0.75%	-17.2%
12/31/2021	1.32	22	28	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.7%	12/31/2021	1.35	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	0	$0	0.50%	33.7%	12/31/2025	$1.98	0	$0	0.25%	34.1%	12/31/2025	$2.03	0	$0	0.00%	34.4%
12/31/2024	1.45	0	0	0.50%	11.2%	12/31/2024	1.48	0	0	0.25%	11.5%	12/31/2024	1.51	0	0	0.00%	11.8%
12/31/2023	1.31	0	0	0.50%	15.7%	12/31/2023	1.33	0	0	0.25%	16.0%	12/31/2023	1.35	0	0	0.00%	16.3%
12/31/2022	1.13	0	0	0.50%	-17.0%	12/31/2022	1.14	0	0	0.25%	-16.8%	12/31/2022	1.16	0	0	0.00%	-16.6%
12/31/2021	1.36	0	0	0.50%	7.2%	12/31/2021	1.38	0	0	0.25%	7.5%	12/31/2021	1.39	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	3.1%
2023	1.6%
2022	4.0%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R6 Class - 06-GCV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,248,534	$8,138,792	623,549
Receivables: investments sold	19,730
Payables: investments purchased	-
Net assets	$8,268,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,259,040	7,135,345	$1.16
Band 100	-	-	1.18
Band 75	9,224	7,636	1.21
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.29
Total	$8,268,264	7,142,981

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$491,153
Mortality & expense charges			(145,626)
Net investment income (loss)			345,527

Gain (loss) on investments:
Net realized gain (loss)			126,696
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			189,178
Net gain (loss)			315,874

Increase (decrease) in net assets from operations			$661,401

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$345,527	$353,413
Net realized gain (loss)		126,696	(105,470)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		189,178	168,780

Increase (decrease) in net assets from operations		661,401	416,723

Contract owner transactions:
Proceeds from units sold		8,109,431	4,629,678
Cost of units redeemed		(12,445,869)	(6,971,458)
Account charges		(27,439)	(34,760)
Increase (decrease)		(4,363,877)	(2,376,540)
Net increase (decrease)		(3,702,476)	(1,959,817)
Net assets, beginning		11,970,740	13,930,557
Net assets, ending		$8,268,264	$11,970,740

Units sold		7,233,299	4,357,633
Units redeemed		(11,028,914)	(6,592,680)
Net increase (decrease)		(3,795,615)	(2,235,047)
Units outstanding, beginning		10,938,596	13,173,643
Units outstanding, ending		7,142,981	10,938,596

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$65,808,049
Cost of units redeemed/account charges			(58,514,613)
Net investment income (loss)			1,455,885
Net realized gain (loss)			(758,110)
Realized gain distributions			167,311
Net change in unrealized appreciation (depreciation)			109,742
Net assets			$8,268,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	7,135	$8,259	1.25%	5.8%	12/31/2025	$1.18	0	$0	1.00%	6.0%	12/31/2025	$1.21	8	$9	0.75%	6.3%
12/31/2024	1.09	10,932	11,963	1.25%	3.5%	12/31/2024	1.12	0	0	1.00%	3.7%	12/31/2024	1.14	7	8	0.75%	4.0%
12/31/2023	1.06	13,168	13,925	1.25%	5.2%	12/31/2023	1.07	0	0	1.00%	5.5%	12/31/2023	1.09	6	6	0.75%	5.8%
12/31/2022	1.00	16,767	16,846	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.03	4	4	0.75%	-7.7%
12/31/2021	1.09	16,280	17,806	1.25%	-2.0%	12/31/2021	1.11	0	0	1.00%	-1.7%	12/31/2021	1.12	2	2	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	6.6%	12/31/2025	$1.26	0	$0	0.25%	6.8%	12/31/2025	$1.29	0	$0	0.00%	7.1%
12/31/2024	1.16	0	0	0.50%	4.3%	12/31/2024	1.18	0	0	0.25%	4.5%	12/31/2024	1.20	0	0	0.00%	4.8%
12/31/2023	1.11	0	0	0.50%	6.0%	12/31/2023	1.13	0	0	0.25%	6.3%	12/31/2023	1.15	0	0	0.00%	6.6%
12/31/2022	1.05	0	0	0.50%	-7.4%	12/31/2022	1.06	0	0	0.25%	-7.2%	12/31/2022	1.08	0	0	0.00%	-7.0%
12/31/2021	1.13	0	0	0.50%	-1.2%	12/31/2021	1.14	0	0	0.25%	-1.0%	12/31/2021	1.16	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	3.9%
2023	3.2%
2022	2.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R6 Class - 06-39W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,512	$33,168	1,204
Receivables: investments sold	329
Payables: investments purchased	-
Net assets	$39,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,841	19,117	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.17
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	-	-	2.29
Total	$39,841	19,117

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,388
Mortality & expense charges			(402)
Net investment income (loss)			986

Gain (loss) on investments:
Net realized gain (loss)			647
Realized gain distributions			747
Net change in unrealized appreciation (depreciation)			7,225
Net gain (loss)			8,619

Increase (decrease) in net assets from operations			$9,605

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$986	$258
Net realized gain (loss)		647	(1)
Realized gain distributions		747	198
Net change in unrealized appreciation (depreciation)		7,225	(881)

Increase (decrease) in net assets from operations		9,605	(426)

Contract owner transactions:
Proceeds from units sold		15,646	27,563
Cost of units redeemed		(12,543)	(2)
Account charges		(2)	-
Increase (decrease)		3,101	27,561
Net increase (decrease)		12,706	27,135
Net assets, beginning		27,135	-
Net assets, ending		$39,841	$27,135

Units sold		8,931	17,646
Units redeemed		(7,460)	-
Net increase (decrease)		1,471	17,646
Units outstanding, beginning		17,646	-
Units outstanding, ending		19,117	17,646

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$43,209
Cost of units redeemed/account charges			(12,547)
Net investment income (loss)			1,244
Net realized gain (loss)			646
Realized gain distributions			945
Net change in unrealized appreciation (depreciation)			6,344
Net assets			$39,841

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	19	$40	1.25%	35.5%	12/31/2025	$2.12	0	$0	1.00%	35.9%	12/31/2025	$2.17	0	$0	0.75%	36.2%
12/31/2024	1.54	18	27	1.25%	12.1%	12/31/2024	1.56	0	0	1.00%	12.4%	12/31/2024	1.59	0	0	0.75%	12.7%
12/31/2023	1.37	0	0	1.25%	16.9%	12/31/2023	1.39	0	0	1.00%	17.2%	12/31/2023	1.41	0	0	0.75%	17.5%
12/31/2022	1.17	0	0	1.25%	-9.1%	12/31/2022	1.19	0	0	1.00%	-8.9%	12/31/2022	1.20	0	0	0.75%	-8.6%
12/31/2021	1.29	0	0	1.25%	19.0%	12/31/2021	1.30	0	0	1.00%	19.3%	12/31/2021	1.31	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	0	$0	0.50%	36.6%	12/31/2025	$2.25	0	$0	0.25%	36.9%	12/31/2025	$2.29	0	$0	0.00%	37.2%
12/31/2024	1.62	0	0	0.50%	13.0%	12/31/2024	1.64	0	0	0.25%	13.3%	12/31/2024	1.67	0	0	0.00%	13.6%
12/31/2023	1.43	0	0	0.50%	17.8%	12/31/2023	1.45	0	0	0.25%	18.1%	12/31/2023	1.47	0	0	0.00%	18.4%
12/31/2022	1.21	0	0	0.50%	-8.4%	12/31/2022	1.23	0	0	0.25%	-8.2%	12/31/2022	1.24	0	0	0.00%	-8.0%
12/31/2021	1.33	0	0	0.50%	19.9%	12/31/2021	1.34	0	0	0.25%	20.2%	12/31/2021	1.35	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	2.4%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term U.S. Government Fund R3 Class - 06-104

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,728	$72,380	5,750
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$70,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,107	58,341	$1.17
Band 100	2,621	2,130	1.23
Band 75	-	-	1.30
Band 50	-	-	1.37
Band 25	-	-	1.44
Band 0	-	-	1.52
Total	$70,728	60,471

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,968
Mortality & expense charges			(897)
Net investment income (loss)			1,071

Gain (loss) on investments:
Net realized gain (loss)			(1,477)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,939
Net gain (loss)			2,462

Increase (decrease) in net assets from operations			$3,533

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,071	$942
Net realized gain (loss)		(1,477)	(102)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,939	(133)

Increase (decrease) in net assets from operations		3,533	707

Contract owner transactions:
Proceeds from units sold		24,012	4,409
Cost of units redeemed		(28,403)	(413)
Account charges		(12)	(13)
Increase (decrease)		(4,403)	3,983
Net increase (decrease)		(870)	4,690
Net assets, beginning		71,598	66,908
Net assets, ending		$70,728	$71,598

Units sold		20,749	3,974
Units redeemed		(24,659)	(380)
Net increase (decrease)		(3,910)	3,594
Units outstanding, beginning		64,381	60,787
Units outstanding, ending		60,471	64,381

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,206,918
Cost of units redeemed/account charges			(2,162,840)
Net investment income (loss)			37,482
Net realized gain (loss)			(11,377)
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			(1,652)
Net assets			$70,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	58	$68	1.25%	5.2%	12/31/2025	$1.23	2	$3	1.00%	5.4%	12/31/2025	$1.30	0	$0	0.75%	5.7%
12/31/2024	1.11	62	69	1.25%	1.0%	12/31/2024	1.17	2	3	1.00%	1.3%	12/31/2024	1.23	0	0	0.75%	1.6%
12/31/2023	1.10	58	64	1.25%	2.6%	12/31/2023	1.15	2	3	1.00%	2.9%	12/31/2023	1.21	0	0	0.75%	3.1%
12/31/2022	1.07	74	80	1.25%	-9.2%	12/31/2022	1.12	2	3	1.00%	-8.9%	12/31/2022	1.17	0	0	0.75%	-8.7%
12/31/2021	1.18	234	275	1.25%	-3.2%	12/31/2021	1.23	3	3	1.00%	-2.9%	12/31/2021	1.28	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	6.0%	12/31/2025	$1.44	0	$0	0.25%	6.2%	12/31/2025	$1.52	0	$0	0.00%	6.5%
12/31/2024	1.29	0	0	0.50%	1.8%	12/31/2024	1.36	0	0	0.25%	2.1%	12/31/2024	1.43	0	0	0.00%	2.3%
12/31/2023	1.27	0	0	0.50%	3.4%	12/31/2023	1.33	0	0	0.25%	3.6%	12/31/2023	1.39	0	0	0.00%	3.9%
12/31/2022	1.23	0	0	0.50%	-8.5%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.34	0	0	0.00%	-8.0%
12/31/2021	1.34	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.46	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.6%
2023	2.3%
2022	0.8%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Developing World R6 Class - 06-4GW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$387,235	$311,906	14,511
Receivables: investments sold	2,989
Payables: investments purchased	-
Net assets	$390,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$390,224	329,354	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$390,224	329,354

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,479
Mortality & expense charges			(4,214)
Net investment income (loss)			9,265

Gain (loss) on investments:
Net realized gain (loss)			1,358
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			69,021
Net gain (loss)			70,379

Increase (decrease) in net assets from operations			$79,644

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,265	$5,042
Net realized gain (loss)		1,358	1,349
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		69,021	7,455

Increase (decrease) in net assets from operations		79,644	13,846

Contract owner transactions:
Proceeds from units sold		22,865	24,305
Cost of units redeemed		(23,354)	(19,625)
Account charges		(9)	(7)
Increase (decrease)		(498)	4,673
Net increase (decrease)		79,146	18,519
Net assets, beginning		311,078	292,559
Net assets, ending		$390,224	$311,078

Units sold		21,946	26,069
Units redeemed		(24,406)	(20,540)
Net increase (decrease)		(2,460)	5,529
Units outstanding, beginning		331,814	326,285
Units outstanding, ending		329,354	331,814

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$410,520
Cost of units redeemed/account charges			(116,222)
Net investment income (loss)			19,423
Net realized gain (loss)			1,174
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			75,329
Net assets			$390,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	329	$390	1.25%	26.4%	12/31/2025	$1.20	0	$0	1.00%	26.7%	12/31/2025	$1.22	0	$0	0.75%	27.0%
12/31/2024	0.94	332	311	1.25%	4.6%	12/31/2024	0.95	0	0	1.00%	4.8%	12/31/2024	0.96	0	0	0.75%	5.1%
12/31/2023	0.90	326	293	1.25%	5.4%	12/31/2023	0.91	0	0	1.00%	5.7%	12/31/2023	0.91	0	0	0.75%	5.9%
12/31/2022	0.85	72	61	1.25%	-26.4%	12/31/2022	0.86	0	0	1.00%	-26.2%	12/31/2022	0.86	0	0	0.75%	-26.0%
12/31/2021	1.16	0	0	1.25%	-3.8%	12/31/2021	1.16	0	0	1.00%	-3.5%	12/31/2021	1.17	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	27.3%	12/31/2025	$1.26	0	$0	0.25%	27.7%	12/31/2025	$1.28	0	$0	0.00%	28.0%
12/31/2024	0.97	0	0	0.50%	5.3%	12/31/2024	0.98	0	0	0.25%	5.6%	12/31/2024	1.00	0	0	0.00%	5.9%
12/31/2023	0.92	0	0	0.50%	6.2%	12/31/2023	0.93	0	0	0.25%	6.5%	12/31/2023	0.94	0	0	0.00%	6.7%
12/31/2022	0.87	0	0	0.50%	-25.8%	12/31/2022	0.88	0	0	0.25%	-25.6%	12/31/2022	0.88	0	0	0.00%	-25.4%
12/31/2021	1.17	0	0	0.50%	-3.0%	12/31/2021	1.18	0	0	0.25%	-2.8%	12/31/2021	1.18	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.0%
2023	3.4%
2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Intl Growth R6 Class - 06-4GX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,187	$9,319	378
Receivables: investments sold	702
Payables: investments purchased	-
Net assets	$9,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,889	8,521	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$9,889	8,521

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26
Mortality & expense charges			(43)
Net investment income (loss)			(17)

Gain (loss) on investments:
Net realized gain (loss)			79
Realized gain distributions			75
Net change in unrealized appreciation (depreciation)			(132)
Net gain (loss)			22

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17)	$-
Net realized gain (loss)		79	-
Realized gain distributions		75	-
Net change in unrealized appreciation (depreciation)		(132)	-

Increase (decrease) in net assets from operations		5	-

Contract owner transactions:
Proceeds from units sold		13,340	-
Cost of units redeemed		(3,435)	-
Account charges		(21)	-
Increase (decrease)		9,884	-
Net increase (decrease)		9,889	-
Net assets, beginning		-	-
Net assets, ending		$9,889	$-

Units sold		11,492	-
Units redeemed		(2,971)	-
Net increase (decrease)		8,521	-
Units outstanding, beginning		-	-
Units outstanding, ending		8,521	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,340
Cost of units redeemed/account charges			(3,456)
Net investment income (loss)			(17)
Net realized gain (loss)			79
Realized gain distributions			75
Net change in unrealized appreciation (depreciation)			(132)
Net assets			$9,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	9	$10	1.25%	9.4%	12/31/2025	$1.18	0	$0	1.00%	9.7%	12/31/2025	$1.20	0	$0	0.75%	9.9%
12/31/2024	1.06	0	0	1.25%	1.2%	12/31/2024	1.07	0	0	1.00%	1.5%	12/31/2024	1.09	0	0	0.75%	1.8%
12/31/2023	1.05	0	0	1.25%	17.1%	12/31/2023	1.06	0	0	1.00%	17.4%	12/31/2023	1.07	0	0	0.75%	17.6%
12/31/2022	0.90	0	0	1.25%	-26.9%	12/31/2022	0.90	0	0	1.00%	-26.7%	12/31/2022	0.91	0	0	0.75%	-26.5%
12/31/2021	1.22	0	0	1.25%	-5.3%	12/31/2021	1.23	0	0	1.00%	-5.0%	12/31/2021	1.24	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	10.2%	12/31/2025	$1.23	0	$0	0.25%	10.5%	12/31/2025	$1.25	0	$0	0.00%	10.8%
12/31/2024	1.10	0	0	0.50%	2.0%	12/31/2024	1.11	0	0	0.25%	2.3%	12/31/2024	1.13	0	0	0.00%	2.5%
12/31/2023	1.08	0	0	0.50%	17.9%	12/31/2023	1.09	0	0	0.25%	18.2%	12/31/2023	1.10	0	0	0.00%	18.5%
12/31/2022	0.92	0	0	0.50%	-26.3%	12/31/2022	0.92	0	0	0.25%	-26.1%	12/31/2022	0.93	0	0	0.00%	-26.0%
12/31/2021	1.24	0	0	0.50%	-4.6%	12/31/2021	1.25	0	0	0.25%	-4.3%	12/31/2021	1.25	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Strategic Income R6 Class - 06-4XJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,415,561	$17,494,906	1,498,931
Receivables: investments sold	31,947
Payables: investments purchased	-
Net assets	$17,447,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,447,508	15,982,065	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$17,447,508	15,982,065

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,229,112
Mortality & expense charges			(301,074)
Net investment income (loss)			928,038

Gain (loss) on investments:
Net realized gain (loss)			(147,477)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			718,388
Net gain (loss)			570,911

Increase (decrease) in net assets from operations			$1,498,949

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$928,038	$934,732
Net realized gain (loss)		(147,477)	(260,614)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		718,388	203,434

Increase (decrease) in net assets from operations		1,498,949	877,552

Contract owner transactions:
Proceeds from units sold		4,969,719	10,042,784
Cost of units redeemed		(12,760,252)	(6,896,549)
Account charges		(76,455)	(74,382)
Increase (decrease)		(7,866,988)	3,071,853
Net increase (decrease)		(6,368,039)	3,949,405
Net assets, beginning		23,815,547	19,866,142
Net assets, ending		$17,447,508	$23,815,547

Units sold		4,739,459	10,998,523
Units redeemed		(11,969,903)	(7,829,642)
Net increase (decrease)		(7,230,444)	3,168,881
Units outstanding, beginning		23,212,509	20,043,628
Units outstanding, ending		15,982,065	23,212,509

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,902,702
Cost of units redeemed/account charges			(32,451,035)
Net investment income (loss)			3,026,967
Net realized gain (loss)			(1,000,388)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(79,345)
Net assets			$17,447,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	15,982	$17,448	1.25%	6.4%	12/31/2025	$1.10	0	$0	1.00%	6.7%	12/31/2025	$1.12	0	$0	0.75%	6.9%
12/31/2024	1.03	23,213	23,816	1.25%	3.5%	12/31/2024	1.04	0	0	1.00%	3.8%	12/31/2024	1.04	0	0	0.75%	4.0%
12/31/2023	0.99	20,044	19,866	1.25%	6.5%	12/31/2023	1.00	0	0	1.00%	6.7%	12/31/2023	1.00	0	0	0.75%	7.0%
12/31/2022	0.93	18,524	17,247	1.25%	-7.3%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.94	0	0	0.75%	-6.8%
12/31/2021	1.00	21,929	22,021	1.25%	0.4%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	7.2%	12/31/2025	$1.14	0	$0	0.25%	7.5%	12/31/2025	$1.16	0	$0	0.00%	7.7%
12/31/2024	1.05	0	0	0.50%	4.3%	12/31/2024	1.06	0	0	0.25%	4.6%	12/31/2024	1.07	0	0	0.00%	4.8%
12/31/2023	1.01	0	0	0.50%	7.3%	12/31/2023	1.02	0	0	0.25%	7.5%	12/31/2023	1.02	0	0	0.00%	7.8%
12/31/2022	0.94	0	0	0.50%	-6.6%	12/31/2022	0.95	0	0	0.25%	-6.4%	12/31/2022	0.95	0	0	0.00%	-6.1%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	1.0%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.0%
2024	5.7%
2023	4.5%
2022	3.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Value Fund R3 Class - 06-109

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,977	$192,436	3,307
Receivables: investments sold	2,606
Payables: investments purchased	-
Net assets	$259,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,156	77,394	$3.30
Band 100	4,427	1,274	3.47
Band 75	-	-	3.66
Band 50	-	-	3.86
Band 25	-	-	4.07
Band 0	-	-	4.29
Total	$259,583	78,668

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,680)
Net investment income (loss)			(3,680)

Gain (loss) on investments:
Net realized gain (loss)			20,019
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,526)
Net gain (loss)			(8,507)

Increase (decrease) in net assets from operations			$(12,187)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,680)	$(4,390)
Net realized gain (loss)		20,019	15,971
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(28,526)	49,520

Increase (decrease) in net assets from operations		(12,187)	61,101

Contract owner transactions:
Proceeds from units sold		12,225	14,449
Cost of units redeemed		(90,159)	(58,817)
Account charges		(62)	(113)
Increase (decrease)		(77,996)	(44,481)
Net increase (decrease)		(90,183)	16,620
Net assets, beginning		349,766	333,146
Net assets, ending		$259,583	$349,766

Units sold		3,789	4,607
Units redeemed		(28,847)	(16,779)
Net increase (decrease)		(25,058)	(12,172)
Units outstanding, beginning		103,726	115,898
Units outstanding, ending		78,668	103,726

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,350,083
Cost of units redeemed/account charges			(5,657,868)
Net investment income (loss)			(122,107)
Net realized gain (loss)			424,293
Realized gain distributions			200,641
Net change in unrealized appreciation (depreciation)			64,541
Net assets			$259,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.30	77	$255	1.25%	-2.1%	12/31/2025	$3.47	1	$4	1.00%	-1.8%	12/31/2025	$3.66	0	$0	0.75%	-1.6%
12/31/2024	3.37	101	340	1.25%	18.0%	12/31/2024	3.54	3	10	1.00%	18.3%	12/31/2024	3.72	0	0	0.75%	18.6%
12/31/2023	2.85	99	282	1.25%	11.8%	12/31/2023	2.99	17	52	1.00%	12.1%	12/31/2023	3.14	0	0	0.75%	12.3%
12/31/2022	2.55	94	241	1.25%	-20.5%	12/31/2022	2.67	17	46	1.00%	-20.3%	12/31/2022	2.79	0	0	0.75%	-20.1%
12/31/2021	3.21	94	301	1.25%	12.4%	12/31/2021	3.35	18	59	1.00%	12.7%	12/31/2021	3.50	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.86	0	$0	0.50%	-1.4%	12/31/2025	$4.07	0	$0	0.25%	-1.1%	12/31/2025	$4.29	0	$0	0.00%	-0.9%
12/31/2024	3.91	0	0	0.50%	18.9%	12/31/2024	4.11	0	0	0.25%	19.2%	12/31/2024	4.33	0	0	0.00%	19.5%
12/31/2023	3.29	0	0	0.50%	12.6%	12/31/2023	3.45	0	0	0.25%	12.9%	12/31/2023	3.62	0	0	0.00%	13.2%
12/31/2022	2.92	0	0	0.50%	-19.9%	12/31/2022	3.06	0	0	0.25%	-19.7%	12/31/2022	3.20	0	0	0.00%	-19.5%
12/31/2021	3.65	0	0	0.50%	13.2%	12/31/2021	3.81	0	0	0.25%	13.5%	12/31/2021	3.97	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.1%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R5 Class - 06-314

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$569,521	$517,988	15,073
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$569,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$569,760	225,823	$2.52
Band 100	-	-	2.64
Band 75	-	-	2.77
Band 50	-	-	2.90
Band 25	-	-	3.04
Band 0	-	-	3.18
Total	$569,760	225,823

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,595)
Net investment income (loss)			(7,595)

Gain (loss) on investments:
Net realized gain (loss)			19,685
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,082
Net gain (loss)			33,767

Increase (decrease) in net assets from operations			$26,172

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,595)	$(8,538)
Net realized gain (loss)		19,685	(2,320)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,082	125,060

Increase (decrease) in net assets from operations		26,172	114,202

Contract owner transactions:
Proceeds from units sold		53,172	42,763
Cost of units redeemed		(216,250)	(52,680)
Account charges		(32)	(125)
Increase (decrease)		(163,110)	(10,042)
Net increase (decrease)		(136,938)	104,160
Net assets, beginning		706,698	602,538
Net assets, ending		$569,760	$706,698

Units sold		21,541	19,799
Units redeemed		(85,685)	(23,289)
Net increase (decrease)		(64,144)	(3,490)
Units outstanding, beginning		289,967	293,457
Units outstanding, ending		225,823	289,967

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,916,160
Cost of units redeemed/account charges			(20,424,276)
Net investment income (loss)			(609,777)
Net realized gain (loss)			81,442
Realized gain distributions			554,678
Net change in unrealized appreciation (depreciation)			51,533
Net assets			$569,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	226	$570	1.25%	3.5%	12/31/2025	$2.64	0	$0	1.00%	3.8%	12/31/2025	$2.77	0	$0	0.75%	4.0%
12/31/2024	2.44	290	707	1.25%	18.7%	12/31/2024	2.55	0	0	1.00%	19.0%	12/31/2024	2.66	0	0	0.75%	19.3%
12/31/2023	2.05	293	603	1.25%	18.7%	12/31/2023	2.14	0	0	1.00%	19.0%	12/31/2023	2.23	0	0	0.75%	19.3%
12/31/2022	1.73	333	577	1.25%	-34.7%	12/31/2022	1.80	0	0	1.00%	-34.5%	12/31/2022	1.87	0	0	0.75%	-34.4%
12/31/2021	2.65	340	902	1.25%	-5.2%	12/31/2021	2.75	0	0	1.00%	-5.0%	12/31/2021	2.85	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.90	0	$0	0.50%	4.3%	12/31/2025	$3.04	0	$0	0.25%	4.6%	12/31/2025	$3.18	0	$0	0.00%	4.8%
12/31/2024	2.78	0	0	0.50%	19.6%	12/31/2024	2.91	0	0	0.25%	19.9%	12/31/2024	3.04	0	0	0.00%	20.2%
12/31/2023	2.33	0	0	0.50%	19.6%	12/31/2023	2.42	0	0	0.25%	19.9%	12/31/2023	2.53	0	0	0.00%	20.2%
12/31/2022	1.94	0	0	0.50%	-34.2%	12/31/2022	2.02	0	0	0.25%	-34.0%	12/31/2022	2.10	0	0	0.00%	-33.9%
12/31/2021	2.96	0	0	0.50%	-4.5%	12/31/2021	3.07	0	0	0.25%	-4.2%	12/31/2021	3.18	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Retirement Class - 06-433

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$745,667	$715,025	47,355
Receivables: investments sold	185
Payables: investments purchased	-
Net assets	$745,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$745,852	118,368	$6.30
Band 100	-	-	6.56
Band 75	-	-	6.83
Band 50	-	-	7.11
Band 25	-	-	7.40
Band 0	-	-	7.70
Total	$745,852	118,368

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,433
Mortality & expense charges			(9,830)
Net investment income (loss)			(5,397)

Gain (loss) on investments:
Net realized gain (loss)			4,859
Realized gain distributions			82,990
Net change in unrealized appreciation (depreciation)			(14,535)
Net gain (loss)			73,314

Increase (decrease) in net assets from operations			$67,917

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,397)	$(3,728)
Net realized gain (loss)		4,859	(10,929)
Realized gain distributions		82,990	72,088
Net change in unrealized appreciation (depreciation)		(14,535)	131,577

Increase (decrease) in net assets from operations		67,917	189,008

Contract owner transactions:
Proceeds from units sold		211,742	315,480
Cost of units redeemed		(340,844)	(572,740)
Account charges		(158)	(716)
Increase (decrease)		(129,260)	(257,976)
Net increase (decrease)		(61,343)	(68,968)
Net assets, beginning		807,195	876,163
Net assets, ending		$745,852	$807,195

Units sold		36,663	63,569
Units redeemed		(62,264)	(118,060)
Net increase (decrease)		(25,601)	(54,491)
Units outstanding, beginning		143,969	198,460
Units outstanding, ending		118,368	143,969

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,028,275
Cost of units redeemed/account charges			(11,192,028)
Net investment income (loss)			(85,019)
Net realized gain (loss)			1,314,633
Realized gain distributions			1,649,349
Net change in unrealized appreciation (depreciation)			30,642
Net assets			$745,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.30	118	$746	1.25%	12.4%	12/31/2025	$6.56	0	$0	1.00%	12.7%	12/31/2025	$6.83	0	$0	0.75%	12.9%
12/31/2024	5.61	144	807	1.25%	27.0%	12/31/2024	5.82	0	0	1.00%	27.3%	12/31/2024	6.04	0	0	0.75%	27.6%
12/31/2023	4.41	198	876	1.25%	30.8%	12/31/2023	4.57	0	0	1.00%	31.2%	12/31/2023	4.74	0	0	0.75%	31.5%
12/31/2022	3.37	206	697	1.25%	-23.2%	12/31/2022	3.49	0	0	1.00%	-23.0%	12/31/2022	3.60	0	0	0.75%	-22.8%
12/31/2021	4.40	222	975	1.25%	23.5%	12/31/2021	4.53	0	0	1.00%	23.8%	12/31/2021	4.67	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$7.11	0	$0	0.50%	13.2%	12/31/2025	$7.40	0	$0	0.25%	13.5%	12/31/2025	$7.70	0	$0	0.00%	13.8%
12/31/2024	6.28	0	0	0.50%	28.0%	12/31/2024	6.52	0	0	0.25%	28.3%	12/31/2024	6.77	0	0	0.00%	28.6%
12/31/2023	4.90	0	0	0.50%	31.8%	12/31/2023	5.08	0	0	0.25%	32.2%	12/31/2023	5.26	0	0	0.00%	32.5%
12/31/2022	3.72	0	0	0.50%	-22.7%	12/31/2022	3.84	0	0	0.25%	-22.5%	12/31/2022	3.97	0	0	0.00%	-22.3%
12/31/2021	4.81	0	0	0.50%	24.4%	12/31/2021	4.96	0	0	0.25%	24.7%	12/31/2021	5.11	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.8%
2023	1.0%
2022	0.9%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index fund Retirement Class - 06-428

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,353,681	$2,753,629	116,702
Receivables: investments sold	-
Payables: investments purchased	(13,647)
Net assets	$3,340,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,340,034	1,445,771	$2.31
Band 100	-	-	2.40
Band 75	-	-	2.50
Band 50	-	-	2.61
Band 25	-	-	2.71
Band 0	-	-	2.82
Total	$3,340,034	1,445,771

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$129,366
Mortality & expense charges			(46,055)
Net investment income (loss)			83,311

Gain (loss) on investments:
Net realized gain (loss)			336,804
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			519,509
Net gain (loss)			856,313

Increase (decrease) in net assets from operations			$939,624

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$83,311	$50,169
Net realized gain (loss)		336,804	77,904
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		519,509	(71,863)

Increase (decrease) in net assets from operations		939,624	56,210

Contract owner transactions:
Proceeds from units sold		1,115,774	1,043,538
Cost of units redeemed		(2,143,958)	(1,207,186)
Account charges		(2,504)	(3,163)
Increase (decrease)		(1,030,688)	(166,811)
Net increase (decrease)		(91,064)	(110,601)
Net assets, beginning		3,431,098	3,541,699
Net assets, ending		$3,340,034	$3,431,098

Units sold		539,597	569,570
Units redeemed		(1,019,287)	(673,709)
Net increase (decrease)		(479,690)	(104,139)
Units outstanding, beginning		1,925,461	2,029,600
Units outstanding, ending		1,445,771	1,925,461

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,237,745
Cost of units redeemed/account charges			(32,579,615)
Net investment income (loss)			926,621
Net realized gain (loss)			2,149,371
Realized gain distributions			5,860
Net change in unrealized appreciation (depreciation)			600,052
Net assets			$3,340,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	1,446	$3,340	1.25%	29.6%	12/31/2025	$2.40	0	$0	1.00%	30.0%	12/31/2025	$2.50	0	$0	0.75%	30.3%
12/31/2024	1.78	1,925	3,431	1.25%	2.1%	12/31/2024	1.85	0	0	1.00%	2.4%	12/31/2024	1.92	0	0	0.75%	2.6%
12/31/2023	1.75	2,030	3,542	1.25%	16.5%	12/31/2023	1.81	0	0	1.00%	16.8%	12/31/2023	1.87	0	0	0.75%	17.0%
12/31/2022	1.50	1,829	2,740	1.25%	-15.5%	12/31/2022	1.55	0	0	1.00%	-15.3%	12/31/2022	1.60	0	0	0.75%	-15.1%
12/31/2021	1.77	2,444	4,334	1.25%	9.7%	12/31/2021	1.83	0	0	1.00%	10.0%	12/31/2021	1.88	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	30.6%	12/31/2025	$2.71	0	$0	0.25%	30.9%	12/31/2025	$2.82	0	$0	0.00%	31.3%
12/31/2024	1.99	0	0	0.50%	2.9%	12/31/2024	2.07	0	0	0.25%	3.1%	12/31/2024	2.15	0	0	0.00%	3.4%
12/31/2023	1.94	0	0	0.50%	17.3%	12/31/2023	2.01	0	0	0.25%	17.6%	12/31/2023	2.08	0	0	0.00%	17.9%
12/31/2022	1.65	0	0	0.50%	-14.9%	12/31/2022	1.71	0	0	0.25%	-14.7%	12/31/2022	1.76	67	119	0.00%	-14.4%
12/31/2021	1.94	0	0	0.50%	10.5%	12/31/2021	2.00	0	0	0.25%	10.8%	12/31/2021	2.06	58	119	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.7%
2023	2.8%
2022	1.9%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,131,471	$8,348,319	171,056
Receivables: investments sold	-
Payables: investments purchased	(9,722)
Net assets	$13,121,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,121,749	1,414,769	$9.27
Band 100	-	-	9.65
Band 75	-	-	10.05
Band 50	-	-	10.46
Band 25	-	-	10.89
Band 0	-	-	11.33
Total	$13,121,749	1,414,769

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,163
Mortality & expense charges			(178,456)
Net investment income (loss)			(139,293)

Gain (loss) on investments:
Net realized gain (loss)			2,046,902
Realized gain distributions			525,617
Net change in unrealized appreciation (depreciation)			(385,052)
Net gain (loss)			2,187,467

Increase (decrease) in net assets from operations			$2,048,174

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(139,293)	$(116,746)
Net realized gain (loss)		2,046,902	4,146,308
Realized gain distributions		525,617	387,982
Net change in unrealized appreciation (depreciation)		(385,052)	(800,281)

Increase (decrease) in net assets from operations		2,048,174	3,617,263

Contract owner transactions:
Proceeds from units sold		2,851,619	3,781,464
Cost of units redeemed		(6,788,630)	(13,847,136)
Account charges		(5,498)	(5,882)
Increase (decrease)		(3,942,509)	(10,071,554)
Net increase (decrease)		(1,894,335)	(6,454,291)
Net assets, beginning		15,016,084	21,470,375
Net assets, ending		$13,121,749	$15,016,084

Units sold		347,537	544,745
Units redeemed		(822,838)	(2,202,735)
Net increase (decrease)		(475,301)	(1,657,990)
Units outstanding, beginning		1,890,070	3,548,060
Units outstanding, ending		1,414,769	1,890,070

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$62,844,450
Cost of units redeemed/account charges			(79,906,177)
Net investment income (loss)			(909,288)
Net realized gain (loss)			20,787,929
Realized gain distributions			5,521,683
Net change in unrealized appreciation (depreciation)			4,783,152
Net assets			$13,121,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$9.27	1,415	$13,122	1.25%	16.7%	12/31/2025	$9.65	0	$0	1.00%	17.0%	12/31/2025	$10.05	0	$0	0.75%	17.3%
12/31/2024	7.94	1,890	15,016	1.25%	31.3%	12/31/2024	8.25	0	0	1.00%	31.6%	12/31/2024	8.56	0	0	0.75%	32.0%
12/31/2023	6.05	3,548	21,470	1.25%	40.5%	12/31/2023	6.27	0	0	1.00%	40.9%	12/31/2023	6.49	0	0	0.75%	41.2%
12/31/2022	4.31	3,574	15,391	1.25%	-30.2%	12/31/2022	4.45	0	0	1.00%	-30.1%	12/31/2022	4.60	0	0	0.75%	-29.9%
12/31/2021	6.17	3,775	23,299	1.25%	25.6%	12/31/2021	6.36	0	0	1.00%	25.9%	12/31/2021	6.55	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$10.46	0	$0	0.50%	17.6%	12/31/2025	$10.89	0	$0	0.25%	17.9%	12/31/2025	$11.33	0	$0	0.00%	18.2%
12/31/2024	8.89	0	0	0.50%	32.3%	12/31/2024	9.23	0	0	0.25%	32.6%	12/31/2024	9.59	0	0	0.00%	32.9%
12/31/2023	6.72	0	0	0.50%	41.6%	12/31/2023	6.96	0	0	0.25%	41.9%	12/31/2023	7.21	0	0	0.00%	42.3%
12/31/2022	4.75	0	0	0.50%	-29.7%	12/31/2022	4.91	0	0	0.25%	-29.5%	12/31/2022	5.07	0	0	0.00%	-29.4%
12/31/2021	6.76	0	0	0.50%	26.6%	12/31/2021	6.96	0	0	0.25%	26.9%	12/31/2021	7.17	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.3%
2024	0.3%
2023	0.6%
2022	0.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,549,051	$2,910,895	123,496
Receivables: investments sold	-
Payables: investments purchased	(10,882)
Net assets	$3,538,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,538,169	835,232	$4.24
Band 100	-	-	4.41
Band 75	-	-	4.59
Band 50	-	-	4.78
Band 25	-	-	4.97
Band 0	-	-	5.18
Total	$3,538,169	835,232

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$55,272
Mortality & expense charges			(44,969)
Net investment income (loss)			10,303

Gain (loss) on investments:
Net realized gain (loss)			202,592
Realized gain distributions			131,090
Net change in unrealized appreciation (depreciation)			128,194
Net gain (loss)			461,876

Increase (decrease) in net assets from operations			$472,179

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,303	$16,572
Net realized gain (loss)		202,592	176,993
Realized gain distributions		131,090	35,446
Net change in unrealized appreciation (depreciation)		128,194	173,162

Increase (decrease) in net assets from operations		472,179	402,173

Contract owner transactions:
Proceeds from units sold		727,768	885,327
Cost of units redeemed		(1,279,579)	(1,227,061)
Account charges		(2,570)	(2,993)
Increase (decrease)		(554,381)	(344,727)
Net increase (decrease)		(82,202)	57,446
Net assets, beginning		3,620,371	3,562,925
Net assets, ending		$3,538,169	$3,620,371

Units sold		190,602	244,708
Units redeemed		(330,619)	(350,161)
Net increase (decrease)		(140,017)	(105,453)
Units outstanding, beginning		975,249	1,080,702
Units outstanding, ending		835,232	975,249

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,432,554
Cost of units redeemed/account charges			(54,030,622)
Net investment income (loss)			962,898
Net realized gain (loss)			4,878,050
Realized gain distributions			2,657,133
Net change in unrealized appreciation (depreciation)			638,156
Net assets			$3,538,169

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.24	835	$3,538	1.25%	14.1%	12/31/2025	$4.41	0	$0	1.00%	14.4%	12/31/2025	$4.59	0	$0	0.75%	14.7%
12/31/2024	3.71	975	3,620	1.25%	12.6%	12/31/2024	3.85	0	0	1.00%	12.9%	12/31/2024	4.00	0	0	0.75%	13.2%
12/31/2023	3.30	1,081	3,563	1.25%	9.8%	12/31/2023	3.41	0	0	1.00%	10.0%	12/31/2023	3.54	0	0	0.75%	10.3%
12/31/2022	3.00	1,418	4,260	1.25%	-8.9%	12/31/2022	3.10	0	0	1.00%	-8.7%	12/31/2022	3.21	0	0	0.75%	-8.4%
12/31/2021	3.30	2,130	7,020	1.25%	23.2%	12/31/2021	3.40	0	0	1.00%	23.5%	12/31/2021	3.50	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.78	0	$0	0.50%	15.0%	12/31/2025	$4.97	0	$0	0.25%	15.3%	12/31/2025	$5.18	0	$0	0.00%	15.5%
12/31/2024	4.16	0	0	0.50%	13.5%	12/31/2024	4.31	0	0	0.25%	13.7%	12/31/2024	4.48	0	0	0.00%	14.0%
12/31/2023	3.66	0	0	0.50%	10.6%	12/31/2023	3.79	0	0	0.25%	10.9%	12/31/2023	3.93	0	0	0.00%	11.1%
12/31/2022	3.31	0	0	0.50%	-8.2%	12/31/2022	3.42	0	0	0.25%	-8.0%	12/31/2022	3.53	0	0	0.00%	-7.7%
12/31/2021	3.61	0	0	0.50%	24.1%	12/31/2021	3.72	0	0	0.25%	24.4%	12/31/2021	3.83	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.7%
2023	1.8%
2022	1.5%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,161,471	$2,047,211	127,651
Receivables: investments sold	3,501
Payables: investments purchased	-
Net assets	$2,164,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,164,972	1,316,036	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.75
Band 50	-	-	1.80
Band 25	-	-	1.86
Band 0	-	-	1.91
Total	$2,164,972	1,316,036

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$67,787
Mortality & expense charges			(33,892)
Net investment income (loss)			33,895

Gain (loss) on investments:
Net realized gain (loss)			93,437
Realized gain distributions			58,742
Net change in unrealized appreciation (depreciation)			86,844
Net gain (loss)			239,023

Increase (decrease) in net assets from operations			$272,918

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,895	$43,611
Net realized gain (loss)		93,437	22,647
Realized gain distributions		58,742	95,231
Net change in unrealized appreciation (depreciation)		86,844	2,526

Increase (decrease) in net assets from operations		272,918	164,015

Contract owner transactions:
Proceeds from units sold		228,487	279,350
Cost of units redeemed		(1,310,461)	(1,151,487)
Account charges		(1,860)	(2,506)
Increase (decrease)		(1,083,834)	(874,643)
Net increase (decrease)		(810,916)	(710,628)
Net assets, beginning		2,975,888	3,686,516
Net assets, ending		$2,164,972	$2,975,888

Units sold		145,997	223,485
Units redeemed		(826,632)	(843,922)
Net increase (decrease)		(680,635)	(620,437)
Units outstanding, beginning		1,996,671	2,617,108
Units outstanding, ending		1,316,036	1,996,671

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$33,378,201
Cost of units redeemed/account charges			(34,556,977)
Net investment income (loss)			530,015
Net realized gain (loss)			2,146,423
Realized gain distributions			553,050
Net change in unrealized appreciation (depreciation)			114,260
Net assets			$2,164,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	1,316	$2,165	1.25%	10.4%	12/31/2025	$1.70	0	$0	1.00%	10.7%	12/31/2025	$1.75	0	$0	0.75%	10.9%
12/31/2024	1.49	1,997	2,976	1.25%	5.8%	12/31/2024	1.53	0	0	1.00%	6.1%	12/31/2024	1.58	0	0	0.75%	6.3%
12/31/2023	1.41	2,617	3,687	1.25%	9.7%	12/31/2023	1.44	0	0	1.00%	10.0%	12/31/2023	1.48	0	0	0.75%	10.3%
12/31/2022	1.28	3,043	3,907	1.25%	-14.5%	12/31/2022	1.31	0	0	1.00%	-14.3%	12/31/2022	1.34	0	0	0.75%	-14.1%
12/31/2021	1.50	3,692	5,543	1.25%	5.4%	12/31/2021	1.53	0	0	1.00%	5.7%	12/31/2021	1.56	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	11.2%	12/31/2025	$1.86	0	$0	0.25%	11.5%	12/31/2025	$1.91	0	$0	0.00%	11.8%
12/31/2024	1.62	0	0	0.50%	6.6%	12/31/2024	1.67	0	0	0.25%	6.9%	12/31/2024	1.71	0	0	0.00%	7.1%
12/31/2023	1.52	0	0	0.50%	10.5%	12/31/2023	1.56	0	0	0.25%	10.8%	12/31/2023	1.60	0	0	0.00%	11.1%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.41	0	0	0.25%	-13.6%	12/31/2022	1.44	186	267	0.00%	-13.4%
12/31/2021	1.60	0	0	0.50%	6.2%	12/31/2021	1.63	0	0	0.25%	6.5%	12/31/2021	1.66	264	438	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.5%
2023	2.2%
2022	2.0%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,003,061	$2,827,770	170,632
Receivables: investments sold	3,490
Payables: investments purchased	-
Net assets	$3,006,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,006,551	1,737,340	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.84
Band 50	-	-	1.90
Band 25	-	-	1.95
Band 0	-	-	2.01
Total	$3,006,551	1,737,340

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$92,950
Mortality & expense charges			(52,719)
Net investment income (loss)			40,231

Gain (loss) on investments:
Net realized gain (loss)			258,796
Realized gain distributions			125,252
Net change in unrealized appreciation (depreciation)			39,385
Net gain (loss)			423,433

Increase (decrease) in net assets from operations			$463,664

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,231	$69,707
Net realized gain (loss)		258,796	49,321
Realized gain distributions		125,252	201,580
Net change in unrealized appreciation (depreciation)		39,385	(65,149)

Increase (decrease) in net assets from operations		463,664	255,459

Contract owner transactions:
Proceeds from units sold		508,752	495,262
Cost of units redeemed		(2,478,598)	(1,092,435)
Account charges		(4,054)	(4,015)
Increase (decrease)		(1,973,900)	(601,188)
Net increase (decrease)		(1,510,236)	(345,729)
Net assets, beginning		4,516,787	4,862,516
Net assets, ending		$3,006,551	$4,516,787

Units sold		315,845	327,638
Units redeemed		(1,482,816)	(751,050)
Net increase (decrease)		(1,166,971)	(423,412)
Units outstanding, beginning		2,904,311	3,327,723
Units outstanding, ending		1,737,340	2,904,311

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,083,240
Cost of units redeemed/account charges			(71,368,607)
Net investment income (loss)			1,074,533
Net realized gain (loss)			4,824,823
Realized gain distributions			1,217,271
Net change in unrealized appreciation (depreciation)			175,291
Net assets			$3,006,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	1,737	$3,007	1.25%	11.3%	12/31/2025	$1.78	0	$0	1.00%	11.6%	12/31/2025	$1.84	0	$0	0.75%	11.8%
12/31/2024	1.56	2,904	4,517	1.25%	6.4%	12/31/2024	1.60	0	0	1.00%	6.7%	12/31/2024	1.64	0	0	0.75%	7.0%
12/31/2023	1.46	3,328	4,863	1.25%	10.5%	12/31/2023	1.50	0	0	1.00%	10.8%	12/31/2023	1.54	0	0	0.75%	11.1%
12/31/2022	1.32	4,664	6,166	1.25%	-15.1%	12/31/2022	1.35	0	0	1.00%	-14.9%	12/31/2022	1.38	0	0	0.75%	-14.7%
12/31/2021	1.56	6,137	9,554	1.25%	6.3%	12/31/2021	1.59	0	0	1.00%	6.6%	12/31/2021	1.62	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	0.50%	12.1%	12/31/2025	$1.95	0	$0	0.25%	12.4%	12/31/2025	$2.01	0	$0	0.00%	12.7%
12/31/2024	1.69	0	0	0.50%	7.2%	12/31/2024	1.74	0	0	0.25%	7.5%	12/31/2024	1.79	0	0	0.00%	7.8%
12/31/2023	1.58	0	0	0.50%	11.4%	12/31/2023	1.62	0	0	0.25%	11.6%	12/31/2023	1.66	0	0	0.00%	11.9%
12/31/2022	1.42	0	0	0.50%	-14.4%	12/31/2022	1.45	0	0	0.25%	-14.2%	12/31/2022	1.48	292	432	0.00%	-14.0%
12/31/2021	1.65	0	0	0.50%	7.1%	12/31/2021	1.69	0	0	0.25%	7.4%	12/31/2021	1.72	362	624	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.6%
2023	2.0%
2022	1.8%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,474,669	$11,098,945	631,060
Receivables: investments sold	7,715
Payables: investments purchased	-
Net assets	$12,482,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,482,384	6,840,926	$1.82
Band 100	-	-	1.88
Band 75	-	-	1.94
Band 50	-	-	2.00
Band 25	-	-	2.06
Band 0	-	-	2.12
Total	$12,482,384	6,840,926

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$370,160
Mortality & expense charges			(227,236)
Net investment income (loss)			142,924

Gain (loss) on investments:
Net realized gain (loss)			1,701,561
Realized gain distributions			462,000
Net change in unrealized appreciation (depreciation)			(184,399)
Net gain (loss)			1,979,162

Increase (decrease) in net assets from operations			$2,122,086

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$142,924	$272,793
Net realized gain (loss)		1,701,561	449,421
Realized gain distributions		462,000	734,625
Net change in unrealized appreciation (depreciation)		(184,399)	(101,806)

Increase (decrease) in net assets from operations		2,122,086	1,355,033

Contract owner transactions:
Proceeds from units sold		1,581,122	1,994,368
Cost of units redeemed		(11,083,177)	(3,974,386)
Account charges		(14,543)	(16,163)
Increase (decrease)		(9,516,598)	(1,996,181)
Net increase (decrease)		(7,394,512)	(641,148)
Net assets, beginning		19,876,896	20,518,044
Net assets, ending		$12,482,384	$19,876,896

Units sold		1,432,644	1,566,746
Units redeemed		(6,794,945)	(2,852,754)
Net increase (decrease)		(5,362,301)	(1,286,008)
Units outstanding, beginning		12,203,227	13,489,235
Units outstanding, ending		6,840,926	12,203,227

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$170,952,779
Cost of units redeemed/account charges			(183,416,702)
Net investment income (loss)			3,432,473
Net realized gain (loss)			16,456,606
Realized gain distributions			3,681,504
Net change in unrealized appreciation (depreciation)			1,375,724
Net assets			$12,482,384

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.82	6,841	$12,482	1.25%	12.0%	12/31/2025	$1.88	0	$0	1.00%	12.3%	12/31/2025	$1.94	0	$0	0.75%	12.6%
12/31/2024	1.63	12,203	19,877	1.25%	7.1%	12/31/2024	1.67	0	0	1.00%	7.4%	12/31/2024	1.72	0	0	0.75%	7.6%
12/31/2023	1.52	13,489	20,518	1.25%	11.4%	12/31/2023	1.56	0	0	1.00%	11.7%	12/31/2023	1.60	0	0	0.75%	12.0%
12/31/2022	1.37	16,230	22,155	1.25%	-15.7%	12/31/2022	1.40	0	0	1.00%	-15.5%	12/31/2022	1.43	0	0	0.75%	-15.3%
12/31/2021	1.62	22,534	36,477	1.25%	7.1%	12/31/2021	1.65	0	0	1.00%	7.4%	12/31/2021	1.69	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	12.9%	12/31/2025	$2.06	0	$0	0.25%	13.1%	12/31/2025	$2.12	0	$0	0.00%	13.4%
12/31/2024	1.77	0	0	0.50%	7.9%	12/31/2024	1.82	0	0	0.25%	8.2%	12/31/2024	1.87	0	0	0.00%	8.4%
12/31/2023	1.64	0	0	0.50%	12.3%	12/31/2023	1.68	0	0	0.25%	12.5%	12/31/2023	1.73	0	0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-15.0%	12/31/2022	1.50	0	0	0.25%	-14.8%	12/31/2022	1.53	944	1,444	0.00%	-14.6%
12/31/2021	1.72	0	0	0.50%	7.9%	12/31/2021	1.76	0	0	0.25%	8.2%	12/31/2021	1.79	1,026	1,837	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.6%
2023	2.1%
2022	1.7%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,347,845	$22,417,925	1,156,528
Receivables: investments sold	21,004
Payables: investments purchased	-
Net assets	$26,368,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,368,849	13,522,043	$1.95
Band 100	-	-	2.01
Band 75	-	-	2.07
Band 50	-	-	2.14
Band 25	-	-	2.20
Band 0	-	-	2.27
Total	$26,368,849	13,522,043

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$756,039
Mortality & expense charges			(487,624)
Net investment income (loss)			268,415

Gain (loss) on investments:
Net realized gain (loss)			4,943,301
Realized gain distributions			734,103
Net change in unrealized appreciation (depreciation)			(1,067,158)
Net gain (loss)			4,610,246

Increase (decrease) in net assets from operations			$4,878,661

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$268,415	$507,320
Net realized gain (loss)		4,943,301	1,848,644
Realized gain distributions		734,103	1,173,110
Net change in unrealized appreciation (depreciation)		(1,067,158)	(370,354)

Increase (decrease) in net assets from operations		4,878,661	3,158,720

Contract owner transactions:
Proceeds from units sold		5,550,058	5,507,929
Cost of units redeemed		(25,455,037)	(15,020,922)
Account charges		(24,953)	(35,025)
Increase (decrease)		(19,929,932)	(9,548,018)
Net increase (decrease)		(15,051,271)	(6,389,298)
Net assets, beginning		41,420,120	47,809,418
Net assets, ending		$26,368,849	$41,420,120

Units sold		3,173,318	3,374,711
Units redeemed		(13,604,728)	(9,230,267)
Net increase (decrease)		(10,431,410)	(5,855,556)
Units outstanding, beginning		23,953,453	29,809,009
Units outstanding, ending		13,522,043	23,953,453

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$203,313,627
Cost of units redeemed/account charges			(215,677,169)
Net investment income (loss)			4,778,276
Net realized gain (loss)			25,386,386
Realized gain distributions			4,637,809
Net change in unrealized appreciation (depreciation)			3,929,920
Net assets			$26,368,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	13,522	$26,369	1.25%	12.8%	12/31/2025	$2.01	0	$0	1.00%	13.1%	12/31/2025	$2.07	0	$0	0.75%	13.3%
12/31/2024	1.73	23,953	41,420	1.25%	7.8%	12/31/2024	1.78	0	0	1.00%	8.1%	12/31/2024	1.83	0	0	0.75%	8.4%
12/31/2023	1.60	29,809	47,809	1.25%	12.5%	12/31/2023	1.64	0	0	1.00%	12.8%	12/31/2023	1.69	0	0	0.75%	13.1%
12/31/2022	1.43	32,640	46,528	1.25%	-16.3%	12/31/2022	1.46	0	0	1.00%	-16.0%	12/31/2022	1.49	0	0	0.75%	-15.8%
12/31/2021	1.70	38,996	66,379	1.25%	8.5%	12/31/2021	1.74	0	0	1.00%	8.8%	12/31/2021	1.77	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	0	$0	0.50%	13.6%	12/31/2025	$2.20	0	$0	0.25%	13.9%	12/31/2025	$2.27	0	$0	0.00%	14.2%
12/31/2024	1.88	0	0	0.50%	8.6%	12/31/2024	1.93	0	0	0.25%	8.9%	12/31/2024	1.99	0	0	0.00%	9.2%
12/31/2023	1.73	0	0	0.50%	13.4%	12/31/2023	1.77	0	0	0.25%	13.6%	12/31/2023	1.82	0	0	0.00%	13.9%
12/31/2022	1.53	0	0	0.50%	-15.6%	12/31/2022	1.56	0	0	0.25%	-15.4%	12/31/2022	1.60	1,017	1,625	0.00%	-15.2%
12/31/2021	1.81	0	0	0.50%	9.3%	12/31/2021	1.85	0	0	0.25%	9.6%	12/31/2021	1.88	944	1,778	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.3%
2023	2.1%
2022	1.7%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,050,165	$34,564,960	1,664,219
Receivables: investments sold	118,210
Payables: investments purchased	-
Net assets	$44,168,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,168,375	20,993,542	$2.10
Band 100	-	-	2.17
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.37
Band 0	-	-	2.45
Total	$44,168,375	20,993,542

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,152,762
Mortality & expense charges			(725,015)
Net investment income (loss)			427,747

Gain (loss) on investments:
Net realized gain (loss)			7,236,712
Realized gain distributions			534,791
Net change in unrealized appreciation (depreciation)			(302,123)
Net gain (loss)			7,469,380

Increase (decrease) in net assets from operations			$7,897,127

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$427,747	$638,861
Net realized gain (loss)		7,236,712	1,507,365
Realized gain distributions		534,791	559,239
Net change in unrealized appreciation (depreciation)		(302,123)	1,990,677

Increase (decrease) in net assets from operations		7,897,127	4,696,142

Contract owner transactions:
Proceeds from units sold		8,621,795	7,789,909
Cost of units redeemed		(30,354,539)	(10,847,452)
Account charges		(38,813)	(45,010)
Increase (decrease)		(21,771,557)	(3,102,553)
Net increase (decrease)		(13,874,430)	1,593,589
Net assets, beginning		58,042,805	56,449,216
Net assets, ending		$44,168,375	$58,042,805

Units sold		4,413,807	4,561,171
Units redeemed		(14,872,552)	(6,424,167)
Net increase (decrease)		(10,458,745)	(1,862,996)
Units outstanding, beginning		31,452,287	33,315,283
Units outstanding, ending		20,993,542	31,452,287

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$204,898,526
Cost of units redeemed/account charges			(204,738,009)
Net investment income (loss)			4,976,538
Net realized gain (loss)			26,240,627
Realized gain distributions			3,305,488
Net change in unrealized appreciation (depreciation)			9,485,205
Net assets			$44,168,375

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	20,994	$44,168	1.25%	14.0%	12/31/2025	$2.17	0	$0	1.00%	14.3%	12/31/2025	$2.24	0	$0	0.75%	14.6%
12/31/2024	1.85	31,452	58,043	1.25%	8.9%	12/31/2024	1.90	0	0	1.00%	9.2%	12/31/2024	1.95	0	0	0.75%	9.5%
12/31/2023	1.69	33,315	56,449	1.25%	13.8%	12/31/2023	1.74	0	0	1.00%	14.1%	12/31/2023	1.78	0	0	0.75%	14.4%
12/31/2022	1.49	33,504	49,868	1.25%	-16.9%	12/31/2022	1.52	0	0	1.00%	-16.7%	12/31/2022	1.56	0	0	0.75%	-16.5%
12/31/2021	1.79	38,197	68,453	1.25%	10.0%	12/31/2021	1.83	0	0	1.00%	10.3%	12/31/2021	1.87	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	14.9%	12/31/2025	$2.37	0	$0	0.25%	15.2%	12/31/2025	$2.45	0	$0	0.00%	15.4%
12/31/2024	2.01	0	0	0.50%	9.7%	12/31/2024	2.06	0	0	0.25%	10.0%	12/31/2024	2.12	0	0	0.00%	10.3%
12/31/2023	1.83	0	0	0.50%	14.7%	12/31/2023	1.87	0	0	0.25%	15.0%	12/31/2023	1.92	0	0	0.00%	15.3%
12/31/2022	1.59	0	0	0.50%	-16.3%	12/31/2022	1.63	0	0	0.25%	-16.1%	12/31/2022	1.67	1,800	3,003	0.00%	-15.9%
12/31/2021	1.90	0	0	0.50%	10.8%	12/31/2021	1.94	0	0	0.25%	11.1%	12/31/2021	1.98	1,640	3,253	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.4%
2023	2.1%
2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,398,519	$30,878,574	1,386,744
Receivables: investments sold	37,394
Payables: investments purchased	-
Net assets	$41,435,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,435,913	18,212,692	$2.28
Band 100	-	-	2.35
Band 75	-	-	2.42
Band 50	-	-	2.49
Band 25	-	-	2.57
Band 0	-	-	2.65
Total	$41,435,913	18,212,692

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,025,757
Mortality & expense charges			(687,997)
Net investment income (loss)			337,760

Gain (loss) on investments:
Net realized gain (loss)			8,050,503
Realized gain distributions			369,465
Net change in unrealized appreciation (depreciation)			(541,011)
Net gain (loss)			7,878,957

Increase (decrease) in net assets from operations			$8,216,717

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$337,760	$530,800
Net realized gain (loss)		8,050,503	1,867,287
Realized gain distributions		369,465	338,117
Net change in unrealized appreciation (depreciation)		(541,011)	2,119,583

Increase (decrease) in net assets from operations		8,216,717	4,855,787

Contract owner transactions:
Proceeds from units sold		7,782,277	8,425,796
Cost of units redeemed		(29,192,401)	(10,770,217)
Account charges		(51,813)	(57,183)
Increase (decrease)		(21,461,937)	(2,401,604)
Net increase (decrease)		(13,245,220)	2,454,183
Net assets, beginning		54,681,133	52,226,950
Net assets, ending		$41,435,913	$54,681,133

Units sold		3,745,658	4,649,417
Units redeemed		(13,230,625)	(6,106,299)
Net increase (decrease)		(9,484,967)	(1,456,882)
Units outstanding, beginning		27,697,659	29,154,541
Units outstanding, ending		18,212,692	27,697,659

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$178,717,648
Cost of units redeemed/account charges			(182,825,303)
Net investment income (loss)			4,322,951
Net realized gain (loss)			28,219,119
Realized gain distributions			2,481,553
Net change in unrealized appreciation (depreciation)			10,519,945
Net assets			$41,435,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	18,213	$41,436	1.25%	15.2%	12/31/2025	$2.35	0	$0	1.00%	15.5%	12/31/2025	$2.42	0	$0	0.75%	15.8%
12/31/2024	1.97	27,698	54,681	1.25%	10.2%	12/31/2024	2.03	0	0	1.00%	10.5%	12/31/2024	2.09	0	0	0.75%	10.8%
12/31/2023	1.79	29,155	52,227	1.25%	15.4%	12/31/2023	1.84	0	0	1.00%	15.7%	12/31/2023	1.88	0	0	0.75%	16.0%
12/31/2022	1.55	28,956	44,929	1.25%	-17.5%	12/31/2022	1.59	0	0	1.00%	-17.3%	12/31/2022	1.62	0	0	0.75%	-17.1%
12/31/2021	1.88	32,336	60,821	1.25%	11.5%	12/31/2021	1.92	0	0	1.00%	11.8%	12/31/2021	1.96	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	16.1%	12/31/2025	$2.57	0	$0	0.25%	16.4%	12/31/2025	$2.65	0	$0	0.00%	16.7%
12/31/2024	2.15	0	0	0.50%	11.0%	12/31/2024	2.21	0	0	0.25%	11.3%	12/31/2024	2.27	0	0	0.00%	11.6%
12/31/2023	1.93	0	0	0.50%	16.3%	12/31/2023	1.98	0	0	0.25%	16.6%	12/31/2023	2.03	0	0	0.00%	16.9%
12/31/2022	1.66	0	0	0.50%	-16.9%	12/31/2022	1.70	0	0	0.25%	-16.7%	12/31/2022	1.74	991	1,724	0.00%	-16.5%
12/31/2021	2.00	0	0	0.50%	12.3%	12/31/2021	2.04	0	0	0.25%	12.6%	12/31/2021	2.08	1,200	2,498	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.2%
2023	2.0%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,195,944	$30,703,106	1,300,033
Receivables: investments sold	-
Payables: investments purchased	(60,848)
Net assets	$43,135,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,135,096	17,383,027	$2.48
Band 100	-	-	2.56
Band 75	-	-	2.64
Band 50	-	-	2.72
Band 25	-	-	2.80
Band 0	-	-	2.89
Total	$43,135,096	17,383,027

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$997,783
Mortality & expense charges			(682,300)
Net investment income (loss)			315,483

Gain (loss) on investments:
Net realized gain (loss)			7,728,136
Realized gain distributions			519,498
Net change in unrealized appreciation (depreciation)			435,414
Net gain (loss)			8,683,048

Increase (decrease) in net assets from operations			$8,998,531

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$315,483	$432,748
Net realized gain (loss)		7,728,136	1,571,136
Realized gain distributions		519,498	97,155
Net change in unrealized appreciation (depreciation)		435,414	3,178,364

Increase (decrease) in net assets from operations		8,998,531	5,279,403

Contract owner transactions:
Proceeds from units sold		8,117,376	7,459,945
Cost of units redeemed		(25,887,975)	(8,108,811)
Account charges		(46,103)	(43,027)
Increase (decrease)		(17,816,702)	(691,893)
Net increase (decrease)		(8,818,171)	4,587,510
Net assets, beginning		51,953,267	47,365,757
Net assets, ending		$43,135,096	$51,953,267

Units sold		3,577,967	3,693,640
Units redeemed		(10,707,430)	(4,175,916)
Net increase (decrease)		(7,129,463)	(482,276)
Units outstanding, beginning		24,512,490	24,994,766
Units outstanding, ending		17,383,027	24,512,490

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$159,362,948
Cost of units redeemed/account charges			(160,915,107)
Net investment income (loss)			3,748,491
Net realized gain (loss)			26,297,394
Realized gain distributions			2,148,532
Net change in unrealized appreciation (depreciation)			12,492,838
Net assets			$43,135,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.48	17,383	$43,135	1.25%	17.1%	12/31/2025	$2.56	0	$0	1.00%	17.4%	12/31/2025	$2.64	0	$0	0.75%	17.7%
12/31/2024	2.12	24,512	51,953	1.25%	11.8%	12/31/2024	2.18	0	0	1.00%	12.1%	12/31/2024	2.24	0	0	0.75%	12.4%
12/31/2023	1.90	24,995	47,366	1.25%	17.2%	12/31/2023	1.94	0	0	1.00%	17.5%	12/31/2023	1.99	0	0	0.75%	17.8%
12/31/2022	1.62	23,246	37,593	1.25%	-17.9%	12/31/2022	1.65	0	0	1.00%	-17.7%	12/31/2022	1.69	0	0	0.75%	-17.5%
12/31/2021	1.97	26,130	51,487	1.25%	13.2%	12/31/2021	2.01	0	0	1.00%	13.5%	12/31/2021	2.05	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.72	0	$0	0.50%	18.0%	12/31/2025	$2.80	0	$0	0.25%	18.3%	12/31/2025	$2.89	0	$0	0.00%	18.6%
12/31/2024	2.30	0	0	0.50%	12.7%	12/31/2024	2.37	0	0	0.25%	13.0%	12/31/2024	2.44	0	0	0.00%	13.3%
12/31/2023	2.04	0	0	0.50%	18.1%	12/31/2023	2.10	0	0	0.25%	18.4%	12/31/2023	2.15	0	0	0.00%	18.7%
12/31/2022	1.73	0	0	0.50%	-17.3%	12/31/2022	1.77	0	0	0.25%	-17.1%	12/31/2022	1.81	910	1,649	0.00%	-16.9%
12/31/2021	2.09	0	0	0.50%	14.0%	12/31/2021	2.14	0	0	0.25%	14.3%	12/31/2021	2.18	811	1,769	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.1%
2023	2.0%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,621,467	$23,826,780	975,270
Receivables: investments sold	29,885
Payables: investments purchased	-
Net assets	$34,651,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,651,352	13,185,988	$2.63
Band 100	-	-	2.71
Band 75	-	-	2.79
Band 50	-	-	2.88
Band 25	-	-	2.97
Band 0	-	-	3.06
Total	$34,651,352	13,185,988

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$755,114
Mortality & expense charges			(556,034)
Net investment income (loss)			199,080

Gain (loss) on investments:
Net realized gain (loss)			7,537,159
Realized gain distributions			260,690
Net change in unrealized appreciation (depreciation)			(234,969)
Net gain (loss)			7,562,880

Increase (decrease) in net assets from operations			$7,761,960

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$199,080	$326,937
Net realized gain (loss)		7,537,159	1,647,907
Realized gain distributions		260,690	48,865
Net change in unrealized appreciation (depreciation)		(234,969)	2,806,088

Increase (decrease) in net assets from operations		7,761,960	4,829,797

Contract owner transactions:
Proceeds from units sold		6,885,260	6,348,132
Cost of units redeemed		(23,330,402)	(7,721,826)
Account charges		(45,346)	(44,202)
Increase (decrease)		(16,490,488)	(1,417,896)
Net increase (decrease)		(8,728,528)	3,411,901
Net assets, beginning		43,379,880	39,967,979
Net assets, ending		$34,651,352	$43,379,880

Units sold		2,893,755	3,118,491
Units redeemed		(9,237,064)	(3,908,317)
Net increase (decrease)		(6,343,309)	(789,826)
Units outstanding, beginning		19,529,297	20,319,123
Units outstanding, ending		13,185,988	19,529,297

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$124,165,589
Cost of units redeemed/account charges			(126,961,127)
Net investment income (loss)			2,812,844
Net realized gain (loss)			22,639,552
Realized gain distributions			1,199,807
Net change in unrealized appreciation (depreciation)			10,794,687
Net assets			$34,651,352

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.63	13,186	$34,651	1.25%	18.3%	12/31/2025	$2.71	0	$0	1.00%	18.6%	12/31/2025	$2.79	0	$0	0.75%	18.9%
12/31/2024	2.22	19,529	43,380	1.25%	12.9%	12/31/2024	2.28	0	0	1.00%	13.2%	12/31/2024	2.35	0	0	0.75%	13.5%
12/31/2023	1.97	20,319	39,968	1.25%	18.3%	12/31/2023	2.02	0	0	1.00%	18.6%	12/31/2023	2.07	0	0	0.75%	18.9%
12/31/2022	1.66	19,579	32,561	1.25%	-18.5%	12/31/2022	1.70	0	0	1.00%	-18.3%	12/31/2022	1.74	0	0	0.75%	-18.1%
12/31/2021	2.04	20,134	41,067	1.25%	14.9%	12/31/2021	2.08	0	0	1.00%	15.2%	12/31/2021	2.12	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.88	0	$0	0.50%	19.2%	12/31/2025	$2.97	0	$0	0.25%	19.5%	12/31/2025	$3.06	0	$0	0.00%	19.8%
12/31/2024	2.41	0	0	0.50%	13.8%	12/31/2024	2.48	0	0	0.25%	14.1%	12/31/2024	2.55	0	0	0.00%	14.4%
12/31/2023	2.12	0	0	0.50%	19.2%	12/31/2023	2.18	0	0	0.25%	19.5%	12/31/2023	2.23	0	0	0.00%	19.8%
12/31/2022	1.78	0	0	0.50%	-17.9%	12/31/2022	1.82	0	0	0.25%	-17.6%	12/31/2022	1.86	578	1,077	0.00%	-17.4%
12/31/2021	2.17	0	0	0.50%	15.8%	12/31/2021	2.21	0	0	0.25%	16.1%	12/31/2021	2.26	582	1,314	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.0%
2023	2.0%
2022	1.5%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,684,517	$25,337,599	1,006,927
Receivables: investments sold	17,976
Payables: investments purchased	-
Net assets	$36,702,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,702,493	13,661,789	$2.69
Band 100	-	-	2.77
Band 75	-	-	2.85
Band 50	-	-	2.94
Band 25	-	-	3.03
Band 0	-	-	3.13
Total	$36,702,493	13,661,789

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$779,803
Mortality & expense charges			(583,234)
Net investment income (loss)			196,569

Gain (loss) on investments:
Net realized gain (loss)			7,928,583
Realized gain distributions			255,310
Net change in unrealized appreciation (depreciation)			151,537
Net gain (loss)			8,335,430

Increase (decrease) in net assets from operations			$8,531,999

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$196,569	$324,847
Net realized gain (loss)		7,928,583	1,711,477
Realized gain distributions		255,310	32,159
Net change in unrealized appreciation (depreciation)		151,537	2,952,817

Increase (decrease) in net assets from operations		8,531,999	5,021,300

Contract owner transactions:
Proceeds from units sold		8,304,490	7,338,252
Cost of units redeemed		(24,553,464)	(8,386,367)
Account charges		(33,604)	(36,093)
Increase (decrease)		(16,282,578)	(1,084,208)
Net increase (decrease)		(7,750,579)	3,937,092
Net assets, beginning		44,453,072	40,515,980
Net assets, ending		$36,702,493	$44,453,072

Units sold		3,443,881	3,370,121
Units redeemed		(9,462,434)	(4,038,126)
Net increase (decrease)		(6,018,553)	(668,005)
Units outstanding, beginning		19,680,342	20,348,347
Units outstanding, ending		13,661,789	19,680,342

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$118,767,877
Cost of units redeemed/account charges			(117,736,933)
Net investment income (loss)			2,600,373
Net realized gain (loss)			20,731,327
Realized gain distributions			992,931
Net change in unrealized appreciation (depreciation)			11,346,918
Net assets			$36,702,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.69	13,662	$36,702	1.25%	18.9%	12/31/2025	$2.77	0	$0	1.00%	19.2%	12/31/2025	$2.85	0	$0	0.75%	19.5%
12/31/2024	2.26	19,680	44,453	1.25%	13.4%	12/31/2024	2.32	0	0	1.00%	13.7%	12/31/2024	2.39	0	0	0.75%	14.0%
12/31/2023	1.99	20,348	40,516	1.25%	18.8%	12/31/2023	2.04	0	0	1.00%	19.1%	12/31/2023	2.09	0	0	0.75%	19.4%
12/31/2022	1.68	19,704	33,034	1.25%	-18.7%	12/31/2022	1.72	0	0	1.00%	-18.5%	12/31/2022	1.75	0	0	0.75%	-18.3%
12/31/2021	2.06	21,058	43,445	1.25%	15.4%	12/31/2021	2.11	0	0	1.00%	15.7%	12/31/2021	2.15	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.94	0	$0	0.50%	19.8%	12/31/2025	$3.03	0	$0	0.25%	20.1%	12/31/2025	$3.13	0	$0	0.00%	20.4%
12/31/2024	2.45	0	0	0.50%	14.3%	12/31/2024	2.52	0	0	0.25%	14.6%	12/31/2024	2.60	0	0	0.00%	14.9%
12/31/2023	2.15	0	0	0.50%	19.7%	12/31/2023	2.20	0	0	0.25%	20.0%	12/31/2023	2.26	0	0	0.00%	20.3%
12/31/2022	1.80	0	0	0.50%	-18.1%	12/31/2022	1.84	0	0	0.25%	-17.9%	12/31/2022	1.88	409	768	0.00%	-17.7%
12/31/2021	2.19	0	0	0.50%	16.3%	12/31/2021	2.24	0	0	0.25%	16.6%	12/31/2021	2.28	393	898	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.0%
2023	2.0%
2022	1.5%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,632,993	$17,920,184	860,901
Receivables: investments sold	21,863
Payables: investments purchased	-
Net assets	$25,654,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,654,856	9,443,435	$2.72
Band 100	-	-	2.80
Band 75	-	-	2.89
Band 50	-	-	2.97
Band 25	-	-	3.07
Band 0	-	-	3.16
Total	$25,654,856	9,443,435

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$534,589
Mortality & expense charges			(398,740)
Net investment income (loss)			135,849

Gain (loss) on investments:
Net realized gain (loss)			4,783,387
Realized gain distributions			95,852
Net change in unrealized appreciation (depreciation)			843,398
Net gain (loss)			5,722,637

Increase (decrease) in net assets from operations			$5,858,486

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135,849	$227,148
Net realized gain (loss)		4,783,387	1,080,449
Realized gain distributions		95,852	10,274
Net change in unrealized appreciation (depreciation)		843,398	1,931,190

Increase (decrease) in net assets from operations		5,858,486	3,249,061

Contract owner transactions:
Proceeds from units sold		6,236,204	6,445,647
Cost of units redeemed		(16,533,392)	(6,320,601)
Account charges		(32,775)	(33,095)
Increase (decrease)		(10,329,963)	91,951
Net increase (decrease)		(4,471,477)	3,341,012
Net assets, beginning		30,126,333	26,785,321
Net assets, ending		$25,654,856	$30,126,333

Units sold		2,537,169	2,966,854
Units redeemed		(6,306,180)	(3,104,795)
Net increase (decrease)		(3,769,011)	(137,941)
Units outstanding, beginning		13,212,446	13,350,387
Units outstanding, ending		9,443,435	13,212,446

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$76,261,372
Cost of units redeemed/account charges			(72,641,730)
Net investment income (loss)			1,666,967
Net realized gain (loss)			12,270,275
Realized gain distributions			385,163
Net change in unrealized appreciation (depreciation)			7,712,809
Net assets			$25,654,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.72	9,443	$25,655	1.25%	19.1%	12/31/2025	$2.80	0	$0	1.00%	19.4%	12/31/2025	$2.89	0	$0	0.75%	19.7%
12/31/2024	2.28	13,212	30,126	1.25%	13.6%	12/31/2024	2.34	0	0	1.00%	13.9%	12/31/2024	2.41	0	0	0.75%	14.2%
12/31/2023	2.01	13,350	26,785	1.25%	18.9%	12/31/2023	2.06	0	0	1.00%	19.2%	12/31/2023	2.11	0	0	0.75%	19.5%
12/31/2022	1.69	12,514	21,109	1.25%	-18.8%	12/31/2022	1.73	0	0	1.00%	-18.6%	12/31/2022	1.77	0	0	0.75%	-18.4%
12/31/2021	2.08	12,613	26,203	1.25%	15.7%	12/31/2021	2.12	0	0	1.00%	15.9%	12/31/2021	2.16	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.97	0	$0	0.50%	20.0%	12/31/2025	$3.07	0	$0	0.25%	20.3%	12/31/2025	$3.16	0	$0	0.00%	20.6%
12/31/2024	2.48	0	0	0.50%	14.5%	12/31/2024	2.55	0	0	0.25%	14.8%	12/31/2024	2.62	0	0	0.00%	15.1%
12/31/2023	2.16	0	0	0.50%	19.8%	12/31/2023	2.22	0	0	0.25%	20.1%	12/31/2023	2.28	0	0	0.00%	20.4%
12/31/2022	1.81	0	0	0.50%	-18.2%	12/31/2022	1.85	0	0	0.25%	-18.0%	12/31/2022	1.89	411	777	0.00%	-17.8%
12/31/2021	2.21	0	0	0.50%	16.5%	12/31/2021	2.25	0	0	0.25%	16.8%	12/31/2021	2.30	349	803	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.0%
2023	2.0%
2022	1.5%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,081,959	$944,951	62,240
Receivables: investments sold	411
Payables: investments purchased	-
Net assets	$1,082,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,082,370	654,552	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.76
Band 50	-	-	1.81
Band 25	-	-	1.87
Band 0	-	-	1.92
Total	$1,082,370	654,552

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,110
Mortality & expense charges			(18,495)
Net investment income (loss)			20,615

Gain (loss) on investments:
Net realized gain (loss)			111,902
Realized gain distributions			3,596
Net change in unrealized appreciation (depreciation)			23,182
Net gain (loss)			138,680

Increase (decrease) in net assets from operations			$159,295

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,615	$23,099
Net realized gain (loss)		111,902	77,368
Realized gain distributions		3,596	33,867
Net change in unrealized appreciation (depreciation)		23,182	(12,712)

Increase (decrease) in net assets from operations		159,295	121,622

Contract owner transactions:
Proceeds from units sold		251,024	181,941
Cost of units redeemed		(898,717)	(703,883)
Account charges		(809)	(1,143)
Increase (decrease)		(648,502)	(523,085)
Net increase (decrease)		(489,207)	(401,463)
Net assets, beginning		1,571,577	1,973,040
Net assets, ending		$1,082,370	$1,571,577

Units sold		162,435	128,294
Units redeemed		(565,450)	(481,649)
Net increase (decrease)		(403,015)	(353,355)
Units outstanding, beginning		1,057,567	1,410,922
Units outstanding, ending		654,552	1,057,567

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,503,527
Cost of units redeemed/account charges			(22,636,992)
Net investment income (loss)			444,218
Net realized gain (loss)			1,422,532
Realized gain distributions			212,077
Net change in unrealized appreciation (depreciation)			137,008
Net assets			$1,082,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	655	$1,082	1.25%	11.3%	12/31/2025	$1.70	0	$0	1.00%	11.6%	12/31/2025	$1.76	0	$0	0.75%	11.8%
12/31/2024	1.49	1,058	1,572	1.25%	6.3%	12/31/2024	1.53	0	0	1.00%	6.5%	12/31/2024	1.57	0	0	0.75%	6.8%
12/31/2023	1.40	1,411	1,973	1.25%	10.2%	12/31/2023	1.43	0	0	1.00%	10.5%	12/31/2023	1.47	0	0	0.75%	10.7%
12/31/2022	1.27	1,407	1,786	1.25%	-14.7%	12/31/2022	1.30	0	0	1.00%	-14.5%	12/31/2022	1.33	0	0	0.75%	-14.3%
12/31/2021	1.49	2,538	3,777	1.25%	5.5%	12/31/2021	1.52	0	0	1.00%	5.8%	12/31/2021	1.55	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	0.50%	12.1%	12/31/2025	$1.87	0	$0	0.25%	12.4%	12/31/2025	$1.92	0	$0	0.00%	12.7%
12/31/2024	1.62	0	0	0.50%	7.1%	12/31/2024	1.66	0	0	0.25%	7.3%	12/31/2024	1.71	0	0	0.00%	7.6%
12/31/2023	1.51	0	0	0.50%	11.0%	12/31/2023	1.55	0	0	0.25%	11.3%	12/31/2023	1.59	0	0	0.00%	11.6%
12/31/2022	1.36	0	0	0.50%	-14.1%	12/31/2022	1.39	0	0	0.25%	-13.9%	12/31/2022	1.42	0	0	0.00%	-13.6%
12/31/2021	1.58	0	0	0.50%	6.3%	12/31/2021	1.61	0	0	0.25%	6.6%	12/31/2021	1.65	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.6%
2023	2.4%
2022	1.9%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Retirement Class - 06-939

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$557,589	$566,377	59,945
Receivables: investments sold	508
Payables: investments purchased	-
Net assets	$558,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$558,097	500,996	$1.11
Band 100	-	-	1.14
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$558,097	500,996

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$20,135
Mortality & expense charges			(5,793)
Net investment income (loss)			14,342

Gain (loss) on investments:
Net realized gain (loss)			487
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,459
Net gain (loss)			12,946

Increase (decrease) in net assets from operations			$27,288

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,342	$11,639
Net realized gain (loss)		487	(13,884)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,459	11,048

Increase (decrease) in net assets from operations		27,288	8,803

Contract owner transactions:
Proceeds from units sold		228,109	149,172
Cost of units redeemed		(41,469)	(119,163)
Account charges		(16)	(263)
Increase (decrease)		186,624	29,746
Net increase (decrease)		213,912	38,549
Net assets, beginning		344,185	305,636
Net assets, ending		$558,097	$344,185

Units sold		212,908	144,491
Units redeemed		(38,698)	(112,446)
Net increase (decrease)		174,210	32,045
Units outstanding, beginning		326,786	294,741
Units outstanding, ending		500,996	326,786

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,813,705
Cost of units redeemed/account charges			(1,330,367)
Net investment income (loss)			78,417
Net realized gain (loss)			(6,868)
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(8,788)
Net assets			$558,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	501	$558	1.25%	5.8%	12/31/2025	$1.14	0	$0	1.00%	6.0%	12/31/2025	$1.18	0	$0	0.75%	6.3%
12/31/2024	1.05	327	344	1.25%	1.6%	12/31/2024	1.08	0	0	1.00%	1.8%	12/31/2024	1.11	0	0	0.75%	2.1%
12/31/2023	1.04	295	306	1.25%	5.5%	12/31/2023	1.06	0	0	1.00%	5.7%	12/31/2023	1.08	0	0	0.75%	6.0%
12/31/2022	0.98	245	241	1.25%	-14.7%	12/31/2022	1.00	0	0	1.00%	-14.5%	12/31/2022	1.02	0	0	0.75%	-14.3%
12/31/2021	1.15	260	299	1.25%	-1.7%	12/31/2021	1.17	0	0	1.00%	-1.5%	12/31/2021	1.19	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	6.6%	12/31/2025	$1.24	0	$0	0.25%	6.8%	12/31/2025	$1.28	0	$0	0.00%	7.1%
12/31/2024	1.13	0	0	0.50%	2.3%	12/31/2024	1.16	0	0	0.25%	2.6%	12/31/2024	1.19	0	0	0.00%	2.9%
12/31/2023	1.11	0	0	0.50%	6.2%	12/31/2023	1.13	0	0	0.25%	6.5%	12/31/2023	1.16	0	0	0.00%	6.8%
12/31/2022	1.04	0	0	0.50%	-14.0%	12/31/2022	1.06	0	0	0.25%	-13.8%	12/31/2022	1.09	0	0	0.00%	-13.6%
12/31/2021	1.21	0	0	0.50%	-1.0%	12/31/2021	1.24	0	0	0.25%	-0.7%	12/31/2021	1.26	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	5.0%
2023	3.9%
2022	3.3%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,984,958	$1,654,946	69,109
Receivables: investments sold	-
Payables: investments purchased	(4,964)
Net assets	$1,979,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,979,994	477,041	$4.15
Band 100	-	-	4.27
Band 75	-	-	4.38
Band 50	-	-	4.51
Band 25	-	-	4.63
Band 0	-	-	4.76
Total	$1,979,994	477,041

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,687)
Net investment income (loss)			(23,687)

Gain (loss) on investments:
Net realized gain (loss)			35,568
Realized gain distributions			246,063
Net change in unrealized appreciation (depreciation)			(9,457)
Net gain (loss)			272,174

Increase (decrease) in net assets from operations			$248,487

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,687)	$(19,573)
Net realized gain (loss)		35,568	64,919
Realized gain distributions		246,063	109,997
Net change in unrealized appreciation (depreciation)		(9,457)	209,582

Increase (decrease) in net assets from operations		248,487	364,925

Contract owner transactions:
Proceeds from units sold		196,036	675,064
Cost of units redeemed		(350,967)	(452,758)
Account charges		(2,122)	(2,236)
Increase (decrease)		(157,053)	220,070
Net increase (decrease)		91,434	584,995
Net assets, beginning		1,888,560	1,303,565
Net assets, ending		$1,979,994	$1,888,560

Units sold		53,106	212,934
Units redeemed		(94,178)	(149,854)
Net increase (decrease)		(41,072)	63,080
Units outstanding, beginning		518,113	455,033
Units outstanding, ending		477,041	518,113

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,395,001
Cost of units redeemed/account charges			(2,911,756)
Net investment income (loss)			(120,620)
Net realized gain (loss)			241,948
Realized gain distributions			1,045,409
Net change in unrealized appreciation (depreciation)			330,012
Net assets			$1,979,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.15	477	$1,980	1.25%	13.9%	12/31/2025	$4.27	0	$0	1.00%	14.2%	12/31/2025	$4.38	0	$0	0.75%	14.4%
12/31/2024	3.65	518	1,889	1.25%	27.2%	12/31/2024	3.74	0	0	1.00%	27.6%	12/31/2024	3.83	0	0	0.75%	27.9%
12/31/2023	2.86	455	1,304	1.25%	44.9%	12/31/2023	2.93	0	0	1.00%	45.2%	12/31/2023	3.00	0	0	0.75%	45.6%
12/31/2022	1.98	343	677	1.25%	-33.8%	12/31/2022	2.02	0	0	1.00%	-33.6%	12/31/2022	2.06	0	0	0.75%	-33.4%
12/31/2021	2.99	480	1,432	1.25%	15.1%	12/31/2021	3.04	0	0	1.00%	15.4%	12/31/2021	3.09	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.51	0	$0	0.50%	14.7%	12/31/2025	$4.63	0	$0	0.25%	15.0%	12/31/2025	$4.76	0	$0	0.00%	15.3%
12/31/2024	3.93	0	0	0.50%	28.2%	12/31/2024	4.03	0	0	0.25%	28.5%	12/31/2024	4.13	0	0	0.00%	28.8%
12/31/2023	3.06	0	0	0.50%	45.9%	12/31/2023	3.13	0	0	0.25%	46.3%	12/31/2023	3.20	0	0	0.00%	46.7%
12/31/2022	2.10	0	0	0.50%	-33.3%	12/31/2022	2.14	0	0	0.25%	-33.1%	12/31/2022	2.18	0	0	0.00%	-32.9%
12/31/2021	3.15	0	0	0.50%	15.9%	12/31/2021	3.20	0	0	0.25%	16.2%	12/31/2021	3.26	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,512	$66,768	2,887
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$68,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,510	29,235	$2.34
Band 100	-	-	2.41
Band 75	-	-	2.48
Band 50	-	-	2.54
Band 25	-	-	2.61
Band 0	-	-	2.69
Total	$68,510	29,235

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$889
Mortality & expense charges			(714)
Net investment income (loss)			175

Gain (loss) on investments:
Net realized gain (loss)			379
Realized gain distributions			4,509
Net change in unrealized appreciation (depreciation)			1,744
Net gain (loss)			6,632

Increase (decrease) in net assets from operations			$6,807

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175	$-
Net realized gain (loss)		379	-
Realized gain distributions		4,509	-
Net change in unrealized appreciation (depreciation)		1,744	-

Increase (decrease) in net assets from operations		6,807	-

Contract owner transactions:
Proceeds from units sold		75,568	-
Cost of units redeemed		(13,865)	-
Account charges		-	-
Increase (decrease)		61,703	-
Net increase (decrease)		68,510	-
Net assets, beginning		-	-
Net assets, ending		$68,510	$-

Units sold		35,630	-
Units redeemed		(6,395)	-
Net increase (decrease)		29,235	-
Units outstanding, beginning		-	-
Units outstanding, ending		29,235	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$502,315
Cost of units redeemed/account charges			(476,857)
Net investment income (loss)			2,718
Net realized gain (loss)			(6,126)
Realized gain distributions			44,716
Net change in unrealized appreciation (depreciation)			1,744
Net assets			$68,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	29	$69	1.25%	15.8%	12/31/2025	$2.41	0	$0	1.00%	16.0%	12/31/2025	$2.48	0	$0	0.75%	16.3%
12/31/2024	2.02	0	0	1.25%	13.1%	12/31/2024	2.08	0	0	1.00%	13.4%	12/31/2024	2.13	0	0	0.75%	13.7%
12/31/2023	1.79	0	0	1.25%	12.6%	12/31/2023	1.83	0	0	1.00%	12.8%	12/31/2023	1.87	0	0	0.75%	13.1%
12/31/2022	1.59	3	5	1.25%	-8.3%	12/31/2022	1.62	0	0	1.00%	-8.1%	12/31/2022	1.65	0	0	0.75%	-7.9%
12/31/2021	1.73	3	6	1.25%	25.1%	12/31/2021	1.77	0	0	1.00%	25.4%	12/31/2021	1.80	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	0	$0	0.50%	16.6%	12/31/2025	$2.61	0	$0	0.25%	16.9%	12/31/2025	$2.69	0	$0	0.00%	17.2%
12/31/2024	2.18	0	0	0.50%	14.0%	12/31/2024	2.24	0	0	0.25%	14.3%	12/31/2024	2.29	0	0	0.00%	14.5%
12/31/2023	1.91	0	0	0.50%	13.4%	12/31/2023	1.96	0	0	0.25%	13.7%	12/31/2023	2.00	0	0	0.00%	14.0%
12/31/2022	1.69	0	0	0.50%	-7.7%	12/31/2022	1.72	0	0	0.25%	-7.4%	12/31/2022	1.76	0	0	0.00%	-7.2%
12/31/2021	1.83	0	0	0.50%	26.0%	12/31/2021	1.86	0	0	0.25%	26.3%	12/31/2021	1.89	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	0.0%
2023	0.0%
2022	1.4%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Quant Midcap Growth R Class - 06-944

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,831	$231,952	11,384
Receivables: investments sold	-
Payables: investments purchased	(1,965)
Net assets	$216,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$216,866	113,845	$1.90
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.07
Band 25	-	-	2.13
Band 0	-	-	2.18
Total	$216,866	113,845

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,982)
Net investment income (loss)			(3,982)

Gain (loss) on investments:
Net realized gain (loss)			7,161
Realized gain distributions			22,924
Net change in unrealized appreciation (depreciation)			(15,830)
Net gain (loss)			14,255

Increase (decrease) in net assets from operations			$10,273

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,982)	$(4,132)
Net realized gain (loss)		7,161	(813)
Realized gain distributions		22,924	-
Net change in unrealized appreciation (depreciation)		(15,830)	28,779

Increase (decrease) in net assets from operations		10,273	23,834

Contract owner transactions:
Proceeds from units sold		70,289	52,252
Cost of units redeemed		(211,606)	(33,567)
Account charges		(96)	(128)
Increase (decrease)		(141,413)	18,557
Net increase (decrease)		(131,140)	42,391
Net assets, beginning		348,006	305,615
Net assets, ending		$216,866	$348,006

Units sold		38,420	29,424
Units redeemed		(112,610)	(17,872)
Net increase (decrease)		(74,190)	11,552
Units outstanding, beginning		188,035	176,483
Units outstanding, ending		113,845	188,035

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,094,957
Cost of units redeemed/account charges			(3,632,157)
Net investment income (loss)			(75,401)
Net realized gain (loss)			488,766
Realized gain distributions			353,822
Net change in unrealized appreciation (depreciation)			(13,121)
Net assets			$216,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	114	$217	1.25%	2.9%	12/31/2025	$1.96	0	$0	1.00%	3.2%	12/31/2025	$2.01	0	$0	0.75%	3.4%
12/31/2024	1.85	188	348	1.25%	6.9%	12/31/2024	1.90	0	0	1.00%	7.1%	12/31/2024	1.95	0	0	0.75%	7.4%
12/31/2023	1.73	176	306	1.25%	19.7%	12/31/2023	1.77	0	0	1.00%	20.0%	12/31/2023	1.81	0	0	0.75%	20.3%
12/31/2022	1.45	170	246	1.25%	-34.1%	12/31/2022	1.48	0	0	1.00%	-33.9%	12/31/2022	1.51	0	0	0.75%	-33.7%
12/31/2021	2.20	154	338	1.25%	1.4%	12/31/2021	2.23	0	0	1.00%	1.7%	12/31/2021	2.27	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.07	0	$0	0.50%	3.7%	12/31/2025	$2.13	0	$0	0.25%	4.0%	12/31/2025	$2.18	0	$0	0.00%	4.2%
12/31/2024	1.99	0	0	0.50%	7.7%	12/31/2024	2.04	0	0	0.25%	8.0%	12/31/2024	2.10	0	0	0.00%	8.2%
12/31/2023	1.85	0	0	0.50%	20.6%	12/31/2023	1.89	0	0	0.25%	20.9%	12/31/2023	1.94	0	0	0.00%	21.2%
12/31/2022	1.54	0	0	0.50%	-33.6%	12/31/2022	1.57	0	0	0.25%	-33.4%	12/31/2022	1.60	0	0	0.00%	-33.3%
12/31/2021	2.31	0	0	0.50%	2.2%	12/31/2021	2.35	0	0	0.25%	2.4%	12/31/2021	2.39	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,065,274	$12,874,150	735,883
Receivables: investments sold	29,300
Payables: investments purchased	-
Net assets	$17,094,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,094,574	6,538,715	$2.61
Band 100	-	-	2.68
Band 75	-	-	2.74
Band 50	-	-	2.81
Band 25	-	-	2.88
Band 0	-	-	2.95
Total	$17,094,574	6,538,715

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$344,799
Mortality & expense charges			(218,467)
Net investment income (loss)			126,332

Gain (loss) on investments:
Net realized gain (loss)			1,462,318
Realized gain distributions			40,854
Net change in unrealized appreciation (depreciation)			1,568,234
Net gain (loss)			3,071,406

Increase (decrease) in net assets from operations			$3,197,738

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$126,332	$119,589
Net realized gain (loss)		1,462,318	608,122
Realized gain distributions		40,854	2,386
Net change in unrealized appreciation (depreciation)		1,568,234	925,604

Increase (decrease) in net assets from operations		3,197,738	1,655,701

Contract owner transactions:
Proceeds from units sold		5,515,931	4,959,419
Cost of units redeemed		(7,326,639)	(4,639,024)
Account charges		(23,434)	(24,702)
Increase (decrease)		(1,834,142)	295,693
Net increase (decrease)		1,363,596	1,951,394
Net assets, beginning		15,730,978	13,779,584
Net assets, ending		$17,094,574	$15,730,978

Units sold		2,308,413	2,350,451
Units redeemed		(2,948,617)	(2,330,639)
Net increase (decrease)		(640,204)	19,812
Units outstanding, beginning		7,178,919	7,159,107
Units outstanding, ending		6,538,715	7,178,919

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,274,401
Cost of units redeemed/account charges			(28,521,503)
Net investment income (loss)			654,918
Net realized gain (loss)			3,383,809
Realized gain distributions			111,825
Net change in unrealized appreciation (depreciation)			4,191,124
Net assets			$17,094,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	6,539	$17,095	1.25%	19.3%	12/31/2025	$2.68	0	$0	1.00%	19.6%	12/31/2025	$2.74	0	$0	0.75%	19.9%
12/31/2024	2.19	7,179	15,731	1.25%	13.8%	12/31/2024	2.24	0	0	1.00%	14.1%	12/31/2024	2.29	0	0	0.75%	14.4%
12/31/2023	1.92	7,159	13,780	1.25%	19.2%	12/31/2023	1.96	0	0	1.00%	19.5%	12/31/2023	2.00	0	0	0.75%	19.8%
12/31/2022	1.62	5,856	9,457	1.25%	-18.9%	12/31/2022	1.64	0	0	1.00%	-18.7%	12/31/2022	1.67	0	0	0.75%	-18.5%
12/31/2021	1.99	4,914	9,781	1.25%	15.9%	12/31/2021	2.02	0	0	1.00%	16.2%	12/31/2021	2.05	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.81	0	$0	0.50%	20.2%	12/31/2025	$2.88	0	$0	0.25%	20.5%	12/31/2025	$2.95	0	$0	0.00%	20.8%
12/31/2024	2.34	0	0	0.50%	14.7%	12/31/2024	2.39	0	0	0.25%	15.0%	12/31/2024	2.44	0	0	0.00%	15.3%
12/31/2023	2.04	0	0	0.50%	20.1%	12/31/2023	2.08	0	0	0.25%	20.4%	12/31/2023	2.12	0	0	0.00%	20.7%
12/31/2022	1.70	0	0	0.50%	-18.3%	12/31/2022	1.73	0	0	0.25%	-18.1%	12/31/2022	1.75	225	396	0.00%	-17.8%
12/31/2021	2.08	0	0	0.50%	16.8%	12/31/2021	2.11	0	0	0.25%	17.1%	12/31/2021	2.14	176	375	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.0%
2023	2.1%
2022	1.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd R Class - 06-CNK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,241
Mortality & expense charges			(2,496)
Net investment income (loss)			5,745

Gain (loss) on investments:
Net realized gain (loss)			(29,027)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,256
Net gain (loss)			7,229

Increase (decrease) in net assets from operations			$12,974

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,745	$6,064
Net realized gain (loss)		(29,027)	(395)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,256	(3,727)

Increase (decrease) in net assets from operations		12,974	1,942

Contract owner transactions:
Proceeds from units sold		5,710	6,909
Cost of units redeemed		(233,937)	(5,260)
Account charges		-	-
Increase (decrease)		(228,227)	1,649
Net increase (decrease)		(215,253)	3,591
Net assets, beginning		215,253	211,662
Net assets, ending		$-	$215,253

Units sold		5,600	7,001
Units redeemed		(222,890)	(5,325)
Net increase (decrease)		(217,290)	1,676
Units outstanding, beginning		217,290	215,614
Units outstanding, ending		-	217,290

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$558,577
Cost of units redeemed/account charges			(551,211)
Net investment income (loss)			20,253
Net realized gain (loss)			(29,034)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	1.25%	6.0%	12/31/2025	$1.08	0	$0	1.00%	6.3%	12/31/2025	$1.10	0	$0	0.75%	6.6%
12/31/2024	0.99	217	215	1.25%	0.9%	12/31/2024	1.01	0	0	1.00%	1.2%	12/31/2024	1.03	0	0	0.75%	1.4%
12/31/2023	0.98	216	212	1.25%	4.6%	12/31/2023	1.00	0	0	1.00%	4.9%	12/31/2023	1.02	0	0	0.75%	5.1%
12/31/2022	0.94	207	194	1.25%	-15.3%	12/31/2022	0.95	0	0	1.00%	-15.1%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	201	223	1.25%	-2.5%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.8%	12/31/2025	$1.16	0	$0	0.25%	7.1%	12/31/2025	$1.18	0	$0	0.00%	7.4%
12/31/2024	1.06	0	0	0.50%	1.7%	12/31/2024	1.08	0	0	0.25%	1.9%	12/31/2024	1.10	0	0	0.00%	2.2%
12/31/2023	1.04	0	0	0.50%	5.4%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	0.99	0	0	0.50%	-14.7%	12/31/2022	1.00	0	0	0.25%	-14.5%	12/31/2022	1.02	0	0	0.00%	-14.2%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.17	0	0	0.25%	-1.5%	12/31/2021	1.19	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	7.7%
2024	4.1%
2023	3.6%
2022	2.3%
2021	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Institutional Class - 06-FGV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$998,338	$983,035	102,170
Receivables: investments sold	1,907
Payables: investments purchased	-
Net assets	$1,000,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,000,245	950,405	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$1,000,245	950,405

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$73,506
Mortality & expense charges			(24,306)
Net investment income (loss)			49,200

Gain (loss) on investments:
Net realized gain (loss)			(15,302)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80,622
Net gain (loss)			65,320

Increase (decrease) in net assets from operations			$114,520

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,200	$32,766
Net realized gain (loss)		(15,302)	(42,290)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		80,622	16,168

Increase (decrease) in net assets from operations		114,520	6,644

Contract owner transactions:
Proceeds from units sold		1,759,557	1,089,249
Cost of units redeemed		(2,442,275)	(904,478)
Account charges		(3,962)	(3,015)
Increase (decrease)		(686,680)	181,756
Net increase (decrease)		(572,160)	188,400
Net assets, beginning		1,572,405	1,384,005
Net assets, ending		$1,000,245	$1,572,405

Units sold		1,727,435	1,101,964
Units redeemed		(2,357,727)	(914,812)
Net increase (decrease)		(630,292)	187,152
Units outstanding, beginning		1,580,697	1,393,545
Units outstanding, ending		950,405	1,580,697

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,354,814
Cost of units redeemed/account charges			(7,370,649)
Net investment income (loss)			155,733
Net realized gain (loss)			(163,641)
Realized gain distributions			8,685
Net change in unrealized appreciation (depreciation)			15,303
Net assets			$1,000,245

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	950	$1,000	1.25%	5.8%	12/31/2025	$1.08	0	$0	1.00%	6.1%	12/31/2025	$1.10	0	$0	0.75%	6.3%
12/31/2024	0.99	1,581	1,572	1.25%	0.2%	12/31/2024	1.02	0	0	1.00%	0.4%	12/31/2024	1.04	0	0	0.75%	0.7%
12/31/2023	0.99	1,394	1,384	1.25%	4.3%	12/31/2023	1.01	0	0	1.00%	4.6%	12/31/2023	1.03	0	0	0.75%	4.9%
12/31/2022	0.95	1,283	1,221	1.25%	-14.3%	12/31/2022	0.97	0	0	1.00%	-14.1%	12/31/2022	0.98	0	0	0.75%	-13.9%
12/31/2021	1.11	1,489	1,655	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.8%	12/31/2021	1.14	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.6%	12/31/2025	$1.15	0	$0	0.25%	6.9%	12/31/2025	$1.18	0	$0	0.00%	7.1%
12/31/2024	1.06	0	0	0.50%	0.9%	12/31/2024	1.08	0	0	0.25%	1.2%	12/31/2024	1.10	0	0	0.00%	1.4%
12/31/2023	1.05	0	0	0.50%	5.1%	12/31/2023	1.07	0	0	0.25%	5.4%	12/31/2023	1.08	0	0	0.00%	5.6%
12/31/2022	1.00	0	0	0.50%	-13.7%	12/31/2022	1.01	0	0	0.25%	-13.5%	12/31/2022	1.03	0	0	0.00%	-13.2%
12/31/2021	1.15	0	0	0.50%	-2.3%	12/31/2021	1.17	0	0	0.25%	-2.1%	12/31/2021	1.18	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.7%
2024	3.5%
2023	2.5%
2022	2.4%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$944,960	$991,610	62,796
Receivables: investments sold	755
Payables: investments purchased	-
Net assets	$945,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$945,715	308,619	$3.06
Band 100	-	-	3.13
Band 75	-	-	3.21
Band 50	-	-	3.28
Band 25	-	-	3.35
Band 0	-	-	3.43
Total	$945,715	308,619

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,488
Mortality & expense charges			(11,655)
Net investment income (loss)			(4,167)

Gain (loss) on investments:
Net realized gain (loss)			(3,822)
Realized gain distributions			110,229
Net change in unrealized appreciation (depreciation)			2,919
Net gain (loss)			109,326

Increase (decrease) in net assets from operations			$105,159

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,167)	$(1,891)
Net realized gain (loss)		(3,822)	63,430
Realized gain distributions		110,229	102,685
Net change in unrealized appreciation (depreciation)		2,919	61,986

Increase (decrease) in net assets from operations		105,159	226,210

Contract owner transactions:
Proceeds from units sold		503,917	1,414,195
Cost of units redeemed		(698,094)	(1,347,292)
Account charges		(15)	(15)
Increase (decrease)		(194,192)	66,888
Net increase (decrease)		(89,033)	293,098
Net assets, beginning		1,034,748	741,650
Net assets, ending		$945,715	$1,034,748

Units sold		173,952	552,574
Units redeemed		(245,872)	(519,438)
Net increase (decrease)		(71,920)	33,136
Units outstanding, beginning		380,539	347,403
Units outstanding, ending		308,619	380,539

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,178,172
Cost of units redeemed/account charges			(2,739,307)
Net investment income (loss)			(7,596)
Net realized gain (loss)			9,011
Realized gain distributions			552,085
Net change in unrealized appreciation (depreciation)			(46,650)
Net assets			$945,715

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.06	309	$946	1.25%	12.7%	12/31/2025	$3.13	0	$0	1.00%	13.0%	12/31/2025	$3.21	0	$0	0.75%	13.3%
12/31/2024	2.72	381	1,035	1.25%	27.4%	12/31/2024	2.77	0	0	1.00%	27.7%	12/31/2024	2.83	0	0	0.75%	28.0%
12/31/2023	2.13	347	742	1.25%	31.1%	12/31/2023	2.17	0	0	1.00%	31.5%	12/31/2023	2.21	0	0	0.75%	31.8%
12/31/2022	1.63	401	652	1.25%	-23.1%	12/31/2022	1.65	0	0	1.00%	-22.9%	12/31/2022	1.68	0	0	0.75%	-22.7%
12/31/2021	2.12	377	797	1.25%	23.8%	12/31/2021	2.14	0	0	1.00%	24.1%	12/31/2021	2.17	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.28	0	$0	0.50%	13.5%	12/31/2025	$3.35	0	$0	0.25%	13.8%	12/31/2025	$3.43	0	$0	0.00%	14.1%
12/31/2024	2.89	0	0	0.50%	28.3%	12/31/2024	2.95	0	0	0.25%	28.7%	12/31/2024	3.01	0	0	0.00%	29.0%
12/31/2023	2.25	0	0	0.50%	32.1%	12/31/2023	2.29	0	0	0.25%	32.5%	12/31/2023	2.33	0	0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-22.5%	12/31/2022	1.73	0	0	0.25%	-22.3%	12/31/2022	1.76	0	0	0.00%	-22.1%
12/31/2021	2.20	0	0	0.50%	24.8%	12/31/2021	2.23	0	0	0.25%	25.1%	12/31/2021	2.25	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.3%
2023	1.4%
2022	1.3%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,587,357	$7,446,405	340,285
Receivables: investments sold	-
Payables: investments purchased	(110,394)
Net assets	$9,476,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,168,699	4,665,551	$1.97
Band 100	-	-	2.01
Band 75	308,264	149,910	2.06
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.20
Total	$9,476,963	4,815,461

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$365,421
Mortality & expense charges			(126,299)
Net investment income (loss)			239,122

Gain (loss) on investments:
Net realized gain (loss)			735,428
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,672,127
Net gain (loss)			2,407,555

Increase (decrease) in net assets from operations			$2,646,677

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$239,122	$165,404
Net realized gain (loss)		735,428	119,895
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,672,127	(72,686)

Increase (decrease) in net assets from operations		2,646,677	212,613

Contract owner transactions:
Proceeds from units sold		3,729,382	3,116,274
Cost of units redeemed		(6,064,494)	(2,862,328)
Account charges		(18,594)	(18,208)
Increase (decrease)		(2,353,706)	235,738
Net increase (decrease)		292,971	448,351
Net assets, beginning		9,183,992	8,735,641
Net assets, ending		$9,476,963	$9,183,992

Units sold		2,152,034	2,035,266
Units redeemed		(3,402,843)	(1,876,674)
Net increase (decrease)		(1,250,809)	158,592
Units outstanding, beginning		6,066,270	5,907,678
Units outstanding, ending		4,815,461	6,066,270

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,796,454
Cost of units redeemed/account charges			(21,477,713)
Net investment income (loss)			1,114,455
Net realized gain (loss)			902,815
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,140,952
Net assets			$9,476,963

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.97	4,666	$9,169	1.25%	29.9%	12/31/2025	$2.01	0	$0	1.00%	30.3%	12/31/2025	$2.06	150	$308	0.75%	30.6%
12/31/2024	1.51	5,905	8,930	1.25%	2.4%	12/31/2024	1.54	0	0	1.00%	2.7%	12/31/2024	1.57	162	254	0.75%	2.9%
12/31/2023	1.48	5,701	8,420	1.25%	16.7%	12/31/2023	1.50	0	0	1.00%	17.0%	12/31/2023	1.53	206	316	0.75%	17.3%
12/31/2022	1.27	5,009	6,337	1.25%	-15.3%	12/31/2022	1.28	0	0	1.00%	-15.1%	12/31/2022	1.30	206	268	0.75%	-14.8%
12/31/2021	1.49	5,198	7,760	1.25%	9.9%	12/31/2021	1.51	33	49	1.00%	10.2%	12/31/2021	1.53	204	313	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	30.9%	12/31/2025	$2.15	0	$0	0.25%	31.3%	12/31/2025	$2.20	0	$0	0.00%	31.6%
12/31/2024	1.61	0	0	0.50%	3.2%	12/31/2024	1.64	0	0	0.25%	3.4%	12/31/2024	1.67	0	0	0.00%	3.7%
12/31/2023	1.56	0	0	0.50%	17.6%	12/31/2023	1.58	0	0	0.25%	17.9%	12/31/2023	1.61	0	0	0.00%	18.2%
12/31/2022	1.32	0	0	0.50%	-14.6%	12/31/2022	1.34	0	0	0.25%	-14.4%	12/31/2022	1.36	0	0	0.00%	-14.2%
12/31/2021	1.55	0	0	0.50%	10.7%	12/31/2021	1.57	0	0	0.25%	11.0%	12/31/2021	1.59	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.9%
2024	3.1%
2023	3.5%
2022	2.5%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,797,850	$15,602,355	311,633
Receivables: investments sold	-
Payables: investments purchased	(116,823)
Net assets	$23,681,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,681,027	5,413,200	$4.37
Band 100	-	-	4.47
Band 75	-	-	4.58
Band 50	-	-	4.68
Band 25	-	-	4.79
Band 0	-	-	4.90
Total	$23,681,027	5,413,200

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$121,890
Mortality & expense charges			(365,045)
Net investment income (loss)			(243,155)

Gain (loss) on investments:
Net realized gain (loss)			5,197,861
Realized gain distributions			931,446
Net change in unrealized appreciation (depreciation)			(1,101,888)
Net gain (loss)			5,027,419

Increase (decrease) in net assets from operations			$4,784,264

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(243,155)	$(180,499)
Net realized gain (loss)		5,197,861	2,291,072
Realized gain distributions		931,446	794,918
Net change in unrealized appreciation (depreciation)		(1,101,888)	4,819,003

Increase (decrease) in net assets from operations		4,784,264	7,724,494

Contract owner transactions:
Proceeds from units sold		4,069,090	6,466,551
Cost of units redeemed		(15,567,381)	(8,556,982)
Account charges		(26,076)	(25,715)
Increase (decrease)		(11,524,367)	(2,116,146)
Net increase (decrease)		(6,740,103)	5,608,348
Net assets, beginning		30,421,130	24,812,782
Net assets, ending		$23,681,027	$30,421,130

Units sold		1,051,598	2,151,116
Units redeemed		(3,776,274)	(2,749,252)
Net increase (decrease)		(2,724,676)	(598,136)
Units outstanding, beginning		8,137,876	8,736,012
Units outstanding, ending		5,413,200	8,137,876

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$65,877,441
Cost of units redeemed/account charges			(73,596,573)
Net investment income (loss)			(687,544)
Net realized gain (loss)			17,380,933
Realized gain distributions			6,511,275
Net change in unrealized appreciation (depreciation)			8,195,495
Net assets			$23,681,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.37	5,413	$23,681	1.25%	17.0%	12/31/2025	$4.47	0	$0	1.00%	17.3%	12/31/2025	$4.58	0	$0	0.75%	17.6%
12/31/2024	3.74	8,138	30,421	1.25%	31.6%	12/31/2024	3.81	0	0	1.00%	31.9%	12/31/2024	3.89	0	0	0.75%	32.3%
12/31/2023	2.84	8,736	24,813	1.25%	40.9%	12/31/2023	2.89	0	0	1.00%	41.2%	12/31/2023	2.94	0	0	0.75%	41.6%
12/31/2022	2.02	8,591	17,323	1.25%	-30.0%	12/31/2022	2.05	0	0	1.00%	-29.9%	12/31/2022	2.08	0	0	0.75%	-29.7%
12/31/2021	2.88	8,813	25,401	1.25%	25.9%	12/31/2021	2.92	22	64	1.00%	26.2%	12/31/2021	2.96	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.68	0	$0	0.50%	17.9%	12/31/2025	$4.79	0	$0	0.25%	18.2%	12/31/2025	$4.90	0	$0	0.00%	18.5%
12/31/2024	3.97	0	0	0.50%	32.6%	12/31/2024	4.05	0	0	0.25%	32.9%	12/31/2024	4.13	0	0	0.00%	33.3%
12/31/2023	2.99	0	0	0.50%	41.9%	12/31/2023	3.05	0	0	0.25%	42.3%	12/31/2023	3.10	0	0	0.00%	42.6%
12/31/2022	2.11	0	0	0.50%	-29.5%	12/31/2022	2.14	0	0	0.25%	-29.3%	12/31/2022	2.18	0	0	0.00%	-29.2%
12/31/2021	2.99	0	0	0.50%	26.9%	12/31/2021	3.03	0	0	0.25%	27.2%	12/31/2021	3.07	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.7%
2023	0.9%
2022	0.8%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,255,613	$6,945,124	294,948
Receivables: investments sold	-
Payables: investments purchased	(2,949)
Net assets	$8,252,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,252,664	4,020,404	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.20
Band 25	-	-	2.25
Band 0	-	-	2.30
Total	$8,252,664	4,020,404

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$157,909
Mortality & expense charges			(124,438)
Net investment income (loss)			33,471

Gain (loss) on investments:
Net realized gain (loss)			919,474
Realized gain distributions			323,071
Net change in unrealized appreciation (depreciation)			55,565
Net gain (loss)			1,298,110

Increase (decrease) in net assets from operations			$1,331,581

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,471	$72,028
Net realized gain (loss)		919,474	334,999
Realized gain distributions		323,071	103,573
Net change in unrealized appreciation (depreciation)		55,565	767,611

Increase (decrease) in net assets from operations		1,331,581	1,278,211

Contract owner transactions:
Proceeds from units sold		1,901,997	1,509,353
Cost of units redeemed		(5,457,840)	(3,579,398)
Account charges		(9,726)	(11,352)
Increase (decrease)		(3,565,569)	(2,081,397)
Net increase (decrease)		(2,233,988)	(803,186)
Net assets, beginning		10,486,652	11,289,838
Net assets, ending		$8,252,664	$10,486,652

Units sold		1,015,312	1,123,615
Units redeemed		(2,839,408)	(2,379,437)
Net increase (decrease)		(1,824,096)	(1,255,822)
Units outstanding, beginning		5,844,500	7,100,322
Units outstanding, ending		4,020,404	5,844,500

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,865,649
Cost of units redeemed/account charges			(30,729,358)
Net investment income (loss)			855,509
Net realized gain (loss)			2,146,849
Realized gain distributions			1,803,526
Net change in unrealized appreciation (depreciation)			1,310,489
Net assets			$8,252,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	4,020	$8,253	1.25%	14.4%	12/31/2025	$2.10	0	$0	1.00%	14.7%	12/31/2025	$2.15	0	$0	0.75%	15.0%
12/31/2024	1.79	5,845	10,487	1.25%	12.8%	12/31/2024	1.83	0	0	1.00%	13.1%	12/31/2024	1.87	0	0	0.75%	13.4%
12/31/2023	1.59	7,100	11,290	1.25%	10.1%	12/31/2023	1.62	0	0	1.00%	10.4%	12/31/2023	1.65	0	0	0.75%	10.6%
12/31/2022	1.44	7,139	10,310	1.25%	-8.7%	12/31/2022	1.47	0	0	1.00%	-8.5%	12/31/2022	1.49	0	0	0.75%	-8.2%
12/31/2021	1.58	6,323	10,002	1.25%	23.5%	12/31/2021	1.60	7	12	1.00%	23.8%	12/31/2021	1.62	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	0.50%	15.3%	12/31/2025	$2.25	0	$0	0.25%	15.6%	12/31/2025	$2.30	0	$0	0.00%	15.8%
12/31/2024	1.91	0	0	0.50%	13.7%	12/31/2024	1.94	0	0	0.25%	14.0%	12/31/2024	1.98	0	0	0.00%	14.3%
12/31/2023	1.68	0	0	0.50%	10.9%	12/31/2023	1.71	0	0	0.25%	11.2%	12/31/2023	1.74	0	0	0.00%	11.5%
12/31/2022	1.51	0	0	0.50%	-8.0%	12/31/2022	1.53	0	0	0.25%	-7.8%	12/31/2022	1.56	0	0	0.00%	-7.5%
12/31/2021	1.64	0	0	0.50%	24.4%	12/31/2021	1.66	0	0	0.25%	24.7%	12/31/2021	1.69	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.9%
2023	2.2%
2022	2.3%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,088,025	$5,868,372	353,972
Receivables: investments sold	-
Payables: investments purchased	(24,474)
Net assets	$6,063,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,458,542	3,525,953	$1.55
Band 100	-	-	1.58
Band 75	605,009	373,495	1.62
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.73
Total	$6,063,551	3,899,448

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$210,059
Mortality & expense charges			(75,941)
Net investment income (loss)			134,118

Gain (loss) on investments:
Net realized gain (loss)			130,700
Realized gain distributions			167,475
Net change in unrealized appreciation (depreciation)			209,756
Net gain (loss)			507,931

Increase (decrease) in net assets from operations			$642,049

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$134,118	$106,947
Net realized gain (loss)		130,700	53,581
Realized gain distributions		167,475	189,116
Net change in unrealized appreciation (depreciation)		209,756	29,448

Increase (decrease) in net assets from operations		642,049	379,092

Contract owner transactions:
Proceeds from units sold		1,234,353	710,399
Cost of units redeemed		(1,789,030)	(1,197,927)
Account charges		(8,135)	(7,754)
Increase (decrease)		(562,812)	(495,282)
Net increase (decrease)		79,237	(116,190)
Net assets, beginning		5,984,314	6,100,504
Net assets, ending		$6,063,551	$5,984,314

Units sold		820,305	520,228
Units redeemed		(1,184,113)	(859,158)
Net increase (decrease)		(363,808)	(338,930)
Units outstanding, beginning		4,263,256	4,602,186
Units outstanding, ending		3,899,448	4,263,256

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,899,049
Cost of units redeemed/account charges			(14,982,607)
Net investment income (loss)			728,592
Net realized gain (loss)			493,343
Realized gain distributions			705,521
Net change in unrealized appreciation (depreciation)			219,653
Net assets			$6,063,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	3,526	$5,459	1.25%	10.7%	12/31/2025	$1.58	0	$0	1.00%	11.0%	12/31/2025	$1.62	373	$605	0.75%	11.2%
12/31/2024	1.40	3,882	5,430	1.25%	6.1%	12/31/2024	1.43	0	0	1.00%	6.3%	12/31/2024	1.46	381	555	0.75%	6.6%
12/31/2023	1.32	4,092	5,396	1.25%	10.0%	12/31/2023	1.34	0	0	1.00%	10.3%	12/31/2023	1.37	403	551	0.75%	10.6%
12/31/2022	1.20	4,627	5,545	1.25%	-14.3%	12/31/2022	1.22	0	0	1.00%	-14.1%	12/31/2022	1.24	430	532	0.75%	-13.9%
12/31/2021	1.40	4,044	5,655	1.25%	5.6%	12/31/2021	1.42	1	2	1.00%	5.9%	12/31/2021	1.43	438	628	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	11.5%	12/31/2025	$1.69	0	$0	0.25%	11.8%	12/31/2025	$1.73	0	$0	0.00%	12.1%
12/31/2024	1.49	0	0	0.50%	6.9%	12/31/2024	1.52	0	0	0.25%	7.1%	12/31/2024	1.55	0	0	0.00%	7.4%
12/31/2023	1.39	0	0	0.50%	10.9%	12/31/2023	1.42	0	0	0.25%	11.1%	12/31/2023	1.44	107	154	0.00%	11.4%
12/31/2022	1.25	0	0	0.50%	-13.7%	12/31/2022	1.27	0	0	0.25%	-13.5%	12/31/2022	1.29	229	296	0.00%	-13.2%
12/31/2021	1.45	0	0	0.50%	6.4%	12/31/2021	1.47	0	0	0.25%	6.7%	12/31/2021	1.49	111	166	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	3.0%
2023	2.5%
2022	2.6%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,162,040	$9,839,157	572,366
Receivables: investments sold	8,911
Payables: investments purchased	-
Net assets	$10,170,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,878,115	6,111,144	$1.62
Band 100	-	-	1.65
Band 75	292,836	173,136	1.69
Band 50	-	-	1.73
Band 25	-	-	1.77
Band 0	-	-	1.81
Total	$10,170,951	6,284,280

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$363,723
Mortality & expense charges			(158,354)
Net investment income (loss)			205,369

Gain (loss) on investments:
Net realized gain (loss)			510,038
Realized gain distributions			452,679
Net change in unrealized appreciation (depreciation)			237,150
Net gain (loss)			1,199,867

Increase (decrease) in net assets from operations			$1,405,236

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$205,369	$236,868
Net realized gain (loss)		510,038	228,028
Realized gain distributions		452,679	626,171
Net change in unrealized appreciation (depreciation)		237,150	(97,732)

Increase (decrease) in net assets from operations		1,405,236	993,335

Contract owner transactions:
Proceeds from units sold		2,015,504	1,294,966
Cost of units redeemed		(6,745,151)	(6,175,527)
Account charges		(19,299)	(23,191)
Increase (decrease)		(4,748,946)	(4,903,752)
Net increase (decrease)		(3,343,710)	(3,910,417)
Net assets, beginning		13,514,661	17,425,078
Net assets, ending		$10,170,951	$13,514,661

Units sold		1,288,456	1,203,700
Units redeemed		(4,319,367)	(4,576,189)
Net increase (decrease)		(3,030,911)	(3,372,489)
Units outstanding, beginning		9,315,191	12,687,680
Units outstanding, ending		6,284,280	9,315,191

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$47,896,142
Cost of units redeemed/account charges			(44,994,425)
Net investment income (loss)			1,948,835
Net realized gain (loss)			2,668,810
Realized gain distributions			2,328,706
Net change in unrealized appreciation (depreciation)			322,883
Net assets			$10,170,951

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	6,111	$9,878	1.25%	11.5%	12/31/2025	$1.65	0	$0	1.00%	11.8%	12/31/2025	$1.69	173	$293	0.75%	12.1%
12/31/2024	1.45	9,114	13,211	1.25%	6.7%	12/31/2024	1.48	0	0	1.00%	7.0%	12/31/2024	1.51	201	304	0.75%	7.3%
12/31/2023	1.36	11,035	14,989	1.25%	10.9%	12/31/2023	1.38	0	0	1.00%	11.1%	12/31/2023	1.41	215	303	0.75%	11.4%
12/31/2022	1.23	10,417	12,765	1.25%	-14.9%	12/31/2022	1.24	0	0	1.00%	-14.7%	12/31/2022	1.26	310	392	0.75%	-14.4%
12/31/2021	1.44	11,330	16,308	1.25%	6.5%	12/31/2021	1.46	0	0	1.00%	6.8%	12/31/2021	1.48	275	406	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	0.50%	12.4%	12/31/2025	$1.77	0	$0	0.25%	12.6%	12/31/2025	$1.81	0	$0	0.00%	12.9%
12/31/2024	1.54	0	0	0.50%	7.5%	12/31/2024	1.57	0	0	0.25%	7.8%	12/31/2024	1.60	0	0	0.00%	8.1%
12/31/2023	1.43	0	0	0.50%	11.7%	12/31/2023	1.46	0	0	0.25%	12.0%	12/31/2023	1.48	1,438	2,133	0.00%	12.2%
12/31/2022	1.28	0	0	0.50%	-14.2%	12/31/2022	1.30	0	0	0.25%	-14.0%	12/31/2022	1.32	1,557	2,058	0.00%	-13.8%
12/31/2021	1.50	0	0	0.50%	7.3%	12/31/2021	1.51	0	0	0.25%	7.6%	12/31/2021	1.53	1,755	2,691	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	2.7%
2023	2.8%
2022	2.3%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,899,874	$27,449,260	1,447,690
Receivables: investments sold	-
Payables: investments purchased	(3,977)
Net assets	$28,895,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,901,595	15,912,718	$1.69
Band 100	-	-	1.73
Band 75	1,994,302	1,127,392	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$28,895,897	17,040,110

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,073,941
Mortality & expense charges			(506,494)
Net investment income (loss)			567,447

Gain (loss) on investments:
Net realized gain (loss)			3,719,755
Realized gain distributions			1,228,805
Net change in unrealized appreciation (depreciation)			(699,937)
Net gain (loss)			4,248,623

Increase (decrease) in net assets from operations			$4,816,070

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$567,447	$730,934
Net realized gain (loss)		3,719,755	1,843,777
Realized gain distributions		1,228,805	1,753,863
Net change in unrealized appreciation (depreciation)		(699,937)	(301,502)

Increase (decrease) in net assets from operations		4,816,070	4,027,072

Contract owner transactions:
Proceeds from units sold		9,360,512	4,829,828
Cost of units redeemed		(31,844,228)	(25,380,049)
Account charges		(37,690)	(59,715)
Increase (decrease)		(22,521,406)	(20,609,936)
Net increase (decrease)		(17,705,336)	(16,582,864)
Net assets, beginning		46,601,233	63,184,097
Net assets, ending		$28,895,897	$46,601,233

Units sold		5,724,266	3,766,874
Units redeemed		(19,598,533)	(17,357,552)
Net increase (decrease)		(13,874,267)	(13,590,678)
Units outstanding, beginning		30,914,377	44,505,055
Units outstanding, ending		17,040,110	30,914,377

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$170,543,259
Cost of units redeemed/account charges			(169,499,356)
Net investment income (loss)			6,949,964
Net realized gain (loss)			12,356,467
Realized gain distributions			7,094,949
Net change in unrealized appreciation (depreciation)			1,450,614
Net assets			$28,895,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.69	15,913	$26,902	1.25%	12.3%	12/31/2025	$1.73	0	$0	1.00%	12.6%	12/31/2025	$1.77	1,127	$1,994	0.75%	12.9%
12/31/2024	1.51	29,798	44,851	1.25%	7.3%	12/31/2024	1.54	0	0	1.00%	7.6%	12/31/2024	1.57	1,117	1,750	0.75%	7.9%
12/31/2023	1.40	37,719	52,888	1.25%	11.7%	12/31/2023	1.43	0	0	1.00%	11.9%	12/31/2023	1.45	1,225	1,779	0.75%	12.2%
12/31/2022	1.26	37,542	47,140	1.25%	-15.4%	12/31/2022	1.27	0	0	1.00%	-15.2%	12/31/2022	1.29	1,303	1,686	0.75%	-15.0%
12/31/2021	1.48	43,823	65,061	1.25%	7.4%	12/31/2021	1.50	0	0	1.00%	7.7%	12/31/2021	1.52	1,304	1,985	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	0	$0	0.50%	13.2%	12/31/2025	$1.85	0	$0	0.25%	13.4%	12/31/2025	$1.89	0	$0	0.00%	13.7%
12/31/2024	1.60	0	0	0.50%	8.2%	12/31/2024	1.63	0	0	0.25%	8.4%	12/31/2024	1.66	0	0	0.00%	8.7%
12/31/2023	1.48	0	0	0.50%	12.5%	12/31/2023	1.50	0	0	0.25%	12.8%	12/31/2023	1.53	5,562	8,518	0.00%	13.1%
12/31/2022	1.31	0	0	0.50%	-14.8%	12/31/2022	1.33	0	0	0.25%	-14.6%	12/31/2022	1.35	6,197	8,393	0.00%	-14.4%
12/31/2021	1.54	0	0	0.50%	8.2%	12/31/2021	1.56	0	0	0.25%	8.5%	12/31/2021	1.58	7,938	12,555	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.8%
2024	2.5%
2023	2.6%
2022	2.1%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,073,508	$66,171,367	3,173,351
Receivables: investments sold	8,769
Payables: investments purchased	-
Net assets	$73,082,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,647,840	38,895,610	$1.79
Band 100	-	-	1.83
Band 75	3,434,437	1,833,034	1.87
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.01
Total	$73,082,277	40,728,644

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,370,696
Mortality & expense charges			(1,055,841)
Net investment income (loss)			1,314,855

Gain (loss) on investments:
Net realized gain (loss)			7,585,102
Realized gain distributions			2,109,188
Net change in unrealized appreciation (depreciation)			(384,783)
Net gain (loss)			9,309,507

Increase (decrease) in net assets from operations			$10,624,362

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,314,855	$1,282,790
Net realized gain (loss)		7,585,102	3,828,370
Realized gain distributions		2,109,188	2,448,217
Net change in unrealized appreciation (depreciation)		(384,783)	125,470

Increase (decrease) in net assets from operations		10,624,362	7,684,847

Contract owner transactions:
Proceeds from units sold		25,115,581	16,092,080
Cost of units redeemed		(50,793,641)	(41,041,268)
Account charges		(89,940)	(119,041)
Increase (decrease)		(25,768,000)	(25,068,229)
Net increase (decrease)		(15,143,638)	(17,383,382)
Net assets, beginning		88,225,915	105,609,297
Net assets, ending		$73,082,277	$88,225,915

Units sold		14,916,069	11,280,414
Units redeemed		(29,803,159)	(26,708,020)
Net increase (decrease)		(14,887,090)	(15,427,606)
Units outstanding, beginning		55,615,734	71,043,340
Units outstanding, ending		40,728,644	55,615,734

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$228,190,494
Cost of units redeemed/account charges			(198,730,553)
Net investment income (loss)			9,628,296
Net realized gain (loss)			19,075,709
Realized gain distributions			8,016,190
Net change in unrealized appreciation (depreciation)			6,902,141
Net assets			$73,082,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	38,896	$69,648	1.25%	13.1%	12/31/2025	$1.83	0	$0	1.00%	13.4%	12/31/2025	$1.87	1,833	$3,434	0.75%	13.6%
12/31/2024	1.58	53,318	84,438	1.25%	8.1%	12/31/2024	1.62	0	0	1.00%	8.4%	12/31/2024	1.65	2,298	3,788	0.75%	8.7%
12/31/2023	1.46	58,131	85,153	1.25%	12.8%	12/31/2023	1.49	0	0	1.00%	13.1%	12/31/2023	1.52	2,469	3,747	0.75%	13.3%
12/31/2022	1.30	53,416	69,384	1.25%	-16.1%	12/31/2022	1.32	0	0	1.00%	-15.9%	12/31/2022	1.34	2,881	3,857	0.75%	-15.7%
12/31/2021	1.55	54,065	83,679	1.25%	8.8%	12/31/2021	1.57	0	0	1.00%	9.0%	12/31/2021	1.59	3,286	5,217	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	13.9%	12/31/2025	$1.96	0	$0	0.25%	14.2%	12/31/2025	$2.01	0	$0	0.00%	14.5%
12/31/2024	1.68	0	0	0.50%	8.9%	12/31/2024	1.72	0	0	0.25%	9.2%	12/31/2024	1.75	0	0	0.00%	9.5%
12/31/2023	1.54	0	0	0.50%	13.6%	12/31/2023	1.57	0	0	0.25%	13.9%	12/31/2023	1.60	10,444	16,710	0.00%	14.2%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.38	0	0	0.25%	-15.2%	12/31/2022	1.40	11,225	15,728	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	9.6%	12/31/2021	1.63	0	0	0.25%	9.9%	12/31/2021	1.65	11,836	19,516	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	2.5%
2023	2.6%
2022	2.1%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,689,056	$92,187,952	4,058,385
Receivables: investments sold	156,854
Payables: investments purchased	-
Net assets	$108,845,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,719,175	54,684,470	$1.91
Band 100	-	-	1.96
Band 75	4,126,735	2,059,464	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$108,845,910	56,743,934

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,416,469
Mortality & expense charges			(1,462,957)
Net investment income (loss)			1,953,512

Gain (loss) on investments:
Net realized gain (loss)			11,900,412
Realized gain distributions			1,449,061
Net change in unrealized appreciation (depreciation)			419,581
Net gain (loss)			13,769,054

Increase (decrease) in net assets from operations			$15,722,566

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,953,512	$1,536,271
Net realized gain (loss)		11,900,412	6,611,498
Realized gain distributions		1,449,061	1,123,967
Net change in unrealized appreciation (depreciation)		419,581	2,027,369

Increase (decrease) in net assets from operations		15,722,566	11,299,105

Contract owner transactions:
Proceeds from units sold		37,611,009	19,702,314
Cost of units redeemed		(61,562,289)	(52,548,514)
Account charges		(107,266)	(149,988)
Increase (decrease)		(24,058,546)	(32,996,188)
Net increase (decrease)		(8,335,980)	(21,697,083)
Net assets, beginning		117,181,890	138,878,973
Net assets, ending		$108,845,910	$117,181,890

Units sold		20,762,328	12,712,029
Units redeemed		(33,870,943)	(32,091,011)
Net increase (decrease)		(13,108,615)	(19,378,982)
Units outstanding, beginning		69,852,549	89,231,531
Units outstanding, ending		56,743,934	69,852,549

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$266,637,618
Cost of units redeemed/account charges			(218,237,840)
Net investment income (loss)			11,329,807
Net realized gain (loss)			26,932,178
Realized gain distributions			5,683,043
Net change in unrealized appreciation (depreciation)			16,501,104
Net assets			$108,845,910

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	54,684	$104,719	1.25%	14.3%	12/31/2025	$1.96	0	$0	1.00%	14.6%	12/31/2025	$2.00	2,059	$4,127	0.75%	14.9%
12/31/2024	1.68	67,684	113,400	1.25%	9.2%	12/31/2024	1.71	0	0	1.00%	9.5%	12/31/2024	1.74	2,168	3,782	0.75%	9.8%
12/31/2023	1.53	73,823	113,244	1.25%	14.1%	12/31/2023	1.56	0	0	1.00%	14.4%	12/31/2023	1.59	2,099	3,336	0.75%	14.7%
12/31/2022	1.34	64,927	87,276	1.25%	-16.7%	12/31/2022	1.36	0	0	1.00%	-16.5%	12/31/2022	1.39	2,085	2,889	0.75%	-16.3%
12/31/2021	1.61	63,665	102,795	1.25%	10.3%	12/31/2021	1.64	0	0	1.00%	10.6%	12/31/2021	1.66	2,069	3,426	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	15.2%	12/31/2025	$2.10	0	$0	0.25%	15.4%	12/31/2025	$2.14	0	$0	0.00%	15.7%
12/31/2024	1.78	0	0	0.50%	10.0%	12/31/2024	1.82	0	0	0.25%	10.3%	12/31/2024	1.85	0	0	0.00%	10.6%
12/31/2023	1.62	0	0	0.50%	15.0%	12/31/2023	1.65	0	0	0.25%	15.3%	12/31/2023	1.68	13,309	22,299	0.00%	15.5%
12/31/2022	1.41	0	0	0.50%	-16.1%	12/31/2022	1.43	0	0	0.25%	-15.9%	12/31/2022	1.45	13,122	19,027	0.00%	-15.7%
12/31/2021	1.68	0	0	0.50%	11.1%	12/31/2021	1.70	0	0	0.25%	11.4%	12/31/2021	1.72	12,740	21,915	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.0%
2024	2.3%
2023	2.5%
2022	2.0%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,921,756	$104,143,838	4,277,281
Receivables: investments sold	252,147
Payables: investments purchased	-
Net assets	$129,173,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$123,468,041	60,065,520	$2.06
Band 100	-	-	2.10
Band 75	5,705,862	2,652,816	2.15
Band 50	-	-	2.20
Band 25	-	-	2.25
Band 0	-	-	2.30
Total	$129,173,903	62,718,336

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,580,528
Mortality & expense charges			(1,712,439)
Net investment income (loss)			1,868,089

Gain (loss) on investments:
Net realized gain (loss)			13,823,201
Realized gain distributions			1,172,457
Net change in unrealized appreciation (depreciation)			3,261,591
Net gain (loss)			18,257,249

Increase (decrease) in net assets from operations			$20,125,338

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,868,089	$1,651,418
Net realized gain (loss)		13,823,201	4,171,133
Realized gain distributions		1,172,457	848,053
Net change in unrealized appreciation (depreciation)		3,261,591	7,046,266

Increase (decrease) in net assets from operations		20,125,338	13,716,870

Contract owner transactions:
Proceeds from units sold		35,611,169	22,346,756
Cost of units redeemed		(64,954,740)	(35,605,921)
Account charges		(133,089)	(154,889)
Increase (decrease)		(29,476,660)	(13,414,054)
Net increase (decrease)		(9,351,322)	302,816
Net assets, beginning		138,525,225	138,222,409
Net assets, ending		$129,173,903	$138,525,225

Units sold		18,107,775	13,338,780
Units redeemed		(33,149,676)	(20,591,589)
Net increase (decrease)		(15,041,901)	(7,252,809)
Units outstanding, beginning		77,760,237	85,013,046
Units outstanding, ending		62,718,336	77,760,237

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$241,498,171
Cost of units redeemed/account charges			(175,260,691)
Net investment income (loss)			9,677,460
Net realized gain (loss)			24,287,919
Realized gain distributions			4,193,126
Net change in unrealized appreciation (depreciation)			24,777,918
Net assets			$129,173,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	60,066	$123,468	1.25%	15.5%	12/31/2025	$2.10	0	$0	1.00%	15.8%	12/31/2025	$2.15	2,653	$5,706	0.75%	16.1%
12/31/2024	1.78	75,211	133,803	1.25%	10.4%	12/31/2024	1.82	0	0	1.00%	10.7%	12/31/2024	1.85	2,550	4,722	0.75%	11.0%
12/31/2023	1.61	74,911	120,672	1.25%	15.8%	12/31/2023	1.64	0	0	1.00%	16.1%	12/31/2023	1.67	2,466	4,115	0.75%	16.4%
12/31/2022	1.39	61,449	85,485	1.25%	-17.3%	12/31/2022	1.41	0	0	1.00%	-17.1%	12/31/2022	1.43	2,520	3,614	0.75%	-16.9%
12/31/2021	1.68	54,553	91,792	1.25%	11.8%	12/31/2021	1.70	0	0	1.00%	12.1%	12/31/2021	1.73	2,725	4,703	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	0.50%	16.4%	12/31/2025	$2.25	0	$0	0.25%	16.7%	12/31/2025	$2.30	0	$0	0.00%	17.0%
12/31/2024	1.89	0	0	0.50%	11.3%	12/31/2024	1.93	0	0	0.25%	11.6%	12/31/2024	1.97	0	0	0.00%	11.8%
12/31/2023	1.70	0	0	0.50%	16.7%	12/31/2023	1.73	0	0	0.25%	17.0%	12/31/2023	1.76	7,636	13,435	0.00%	17.2%
12/31/2022	1.46	0	0	0.50%	-16.7%	12/31/2022	1.48	0	0	0.25%	-16.5%	12/31/2022	1.50	7,805	11,713	0.00%	-16.3%
12/31/2021	1.75	0	0	0.50%	12.6%	12/31/2021	1.77	0	0	0.25%	12.9%	12/31/2021	1.79	7,609	13,640	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.4%
2023	2.5%
2022	2.0%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,199,718	$90,167,183	3,471,563
Receivables: investments sold	132,360
Payables: investments purchased	-
Net assets	$116,332,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,425,340	50,917,930	$2.23
Band 100	-	-	2.28
Band 75	2,906,738	1,247,055	2.33
Band 50	-	-	2.38
Band 25	-	-	2.44
Band 0	-	-	2.49
Total	$116,332,078	52,164,985

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,136,915
Mortality & expense charges			(1,584,224)
Net investment income (loss)			1,552,691

Gain (loss) on investments:
Net realized gain (loss)			16,330,289
Realized gain distributions			1,475,078
Net change in unrealized appreciation (depreciation)			1,241,460
Net gain (loss)			19,046,827

Increase (decrease) in net assets from operations			$20,599,518

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,552,691	$1,247,783
Net realized gain (loss)		16,330,289	6,765,906
Realized gain distributions		1,475,078	229,763
Net change in unrealized appreciation (depreciation)		1,241,460	6,660,501

Increase (decrease) in net assets from operations		20,599,518	14,903,953

Contract owner transactions:
Proceeds from units sold		32,953,950	19,609,031
Cost of units redeemed		(62,127,711)	(43,403,664)
Account charges		(137,255)	(163,534)
Increase (decrease)		(29,311,016)	(23,958,167)
Net increase (decrease)		(8,711,498)	(9,054,214)
Net assets, beginning		125,043,576	134,097,790
Net assets, ending		$116,332,078	$125,043,576

Units sold		15,590,796	11,034,165
Units redeemed		(29,248,238)	(23,636,115)
Net increase (decrease)		(13,657,442)	(12,601,950)
Units outstanding, beginning		65,822,427	78,424,377
Units outstanding, ending		52,164,985	65,822,427

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$228,997,857
Cost of units redeemed/account charges			(181,826,173)
Net investment income (loss)			8,832,148
Net realized gain (loss)			30,378,588
Realized gain distributions			3,917,123
Net change in unrealized appreciation (depreciation)			26,032,535
Net assets			$116,332,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	50,918	$113,425	1.25%	17.4%	12/31/2025	$2.28	0	$0	1.00%	17.7%	12/31/2025	$2.33	1,247	$2,907	0.75%	17.9%
12/31/2024	1.90	64,495	122,421	1.25%	12.1%	12/31/2024	1.94	0	0	1.00%	12.4%	12/31/2024	1.98	1,327	2,623	0.75%	12.7%
12/31/2023	1.69	69,264	117,279	1.25%	17.5%	12/31/2023	1.72	0	0	1.00%	17.8%	12/31/2023	1.75	1,277	2,240	0.75%	18.1%
12/31/2022	1.44	60,276	86,851	1.25%	-17.7%	12/31/2022	1.46	0	0	1.00%	-17.5%	12/31/2022	1.49	1,243	1,846	0.75%	-17.3%
12/31/2021	1.75	55,163	96,589	1.25%	13.5%	12/31/2021	1.77	0	0	1.00%	13.7%	12/31/2021	1.80	1,263	2,267	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	0	$0	0.50%	18.2%	12/31/2025	$2.44	0	$0	0.25%	18.5%	12/31/2025	$2.49	0	$0	0.00%	18.8%
12/31/2024	2.02	0	0	0.50%	13.0%	12/31/2024	2.06	0	0	0.25%	13.2%	12/31/2024	2.10	0	0	0.00%	13.5%
12/31/2023	1.79	0	0	0.50%	18.4%	12/31/2023	1.82	0	0	0.25%	18.7%	12/31/2023	1.85	7,883	14,579	0.00%	19.0%
12/31/2022	1.51	0	0	0.50%	-17.1%	12/31/2022	1.53	0	0	0.25%	-16.9%	12/31/2022	1.55	7,952	12,360	0.00%	-16.7%
12/31/2021	1.82	0	0	0.50%	14.3%	12/31/2021	1.84	0	0	0.25%	14.6%	12/31/2021	1.87	7,868	14,676	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.1%
2023	2.4%
2022	1.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,366,385	$82,377,843	3,049,009
Receivables: investments sold	123,541
Payables: investments purchased	-
Net assets	$109,489,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$107,578,459	45,708,785	$2.35
Band 100	-	-	2.41
Band 75	1,911,467	776,197	2.46
Band 50	-	-	2.52
Band 25	-	-	2.58
Band 0	-	-	2.64
Total	$109,489,926	46,484,982

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,717,827
Mortality & expense charges			(1,405,070)
Net investment income (loss)			1,312,757

Gain (loss) on investments:
Net realized gain (loss)			13,520,865
Realized gain distributions			845,459
Net change in unrealized appreciation (depreciation)			3,741,593
Net gain (loss)			18,107,917

Increase (decrease) in net assets from operations			$19,420,674

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,312,757	$1,063,142
Net realized gain (loss)		13,520,865	4,836,738
Realized gain distributions		845,459	122,856
Net change in unrealized appreciation (depreciation)		3,741,593	7,530,873

Increase (decrease) in net assets from operations		19,420,674	13,553,609

Contract owner transactions:
Proceeds from units sold		31,405,646	18,728,314
Cost of units redeemed		(51,848,002)	(30,475,775)
Account charges		(125,032)	(150,964)
Increase (decrease)		(20,567,388)	(11,898,425)
Net increase (decrease)		(1,146,714)	1,655,184
Net assets, beginning		110,636,640	108,981,456
Net assets, ending		$109,489,926	$110,636,640

Units sold		14,084,350	10,110,478
Units redeemed		(23,328,313)	(16,081,901)
Net increase (decrease)		(9,243,963)	(5,971,423)
Units outstanding, beginning		55,728,945	61,700,368
Units outstanding, ending		46,484,982	55,728,945

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$194,191,487
Cost of units redeemed/account charges			(144,218,766)
Net investment income (loss)			6,693,691
Net realized gain (loss)			23,709,830
Realized gain distributions			2,125,142
Net change in unrealized appreciation (depreciation)			26,988,542
Net assets			$109,489,926

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.35	45,709	$107,578	1.25%	18.6%	12/31/2025	$2.41	0	$0	1.00%	18.9%	12/31/2025	$2.46	776	$1,911	0.75%	19.2%
12/31/2024	1.98	54,998	109,126	1.25%	13.2%	12/31/2024	2.02	0	0	1.00%	13.5%	12/31/2024	2.07	731	1,511	0.75%	13.8%
12/31/2023	1.75	56,093	98,317	1.25%	18.6%	12/31/2023	1.78	0	0	1.00%	18.9%	12/31/2023	1.82	721	1,310	0.75%	19.2%
12/31/2022	1.48	47,246	69,836	1.25%	-18.3%	12/31/2022	1.50	0	0	1.00%	-18.1%	12/31/2022	1.52	827	1,260	0.75%	-17.9%
12/31/2021	1.81	41,144	74,409	1.25%	15.2%	12/31/2021	1.83	0	0	1.00%	15.5%	12/31/2021	1.85	815	1,511	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.52	0	$0	0.50%	19.5%	12/31/2025	$2.58	0	$0	0.25%	19.8%	12/31/2025	$2.64	0	$0	0.00%	20.1%
12/31/2024	2.11	0	0	0.50%	14.1%	12/31/2024	2.15	0	0	0.25%	14.3%	12/31/2024	2.19	0	0	0.00%	14.6%
12/31/2023	1.85	0	0	0.50%	19.5%	12/31/2023	1.88	0	0	0.25%	19.8%	12/31/2023	1.91	4,886	9,354	0.00%	20.1%
12/31/2022	1.55	0	0	0.50%	-17.7%	12/31/2022	1.57	0	0	0.25%	-17.4%	12/31/2022	1.59	5,063	8,073	0.00%	-17.2%
12/31/2021	1.88	0	0	0.50%	16.1%	12/31/2021	1.90	0	0	0.25%	16.4%	12/31/2021	1.93	5,093	9,812	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.2%
2023	2.3%
2022	1.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,701,443	$78,664,848	2,818,597
Receivables: investments sold	192,072
Payables: investments purchased	-
Net assets	$103,893,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,958,327	42,896,908	$2.40
Band 100	-	-	2.46
Band 75	935,188	372,383	2.51
Band 50	-	-	2.57
Band 25	-	-	2.63
Band 0	-	-	2.69
Total	$103,893,515	43,269,291

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,535,812
Mortality & expense charges			(1,302,047)
Net investment income (loss)			1,233,765

Gain (loss) on investments:
Net realized gain (loss)			13,136,532
Realized gain distributions			745,392
Net change in unrealized appreciation (depreciation)			3,288,240
Net gain (loss)			17,170,164

Increase (decrease) in net assets from operations			$18,403,929

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,233,765	$983,001
Net realized gain (loss)		13,136,532	5,119,461
Realized gain distributions		745,392	73,070
Net change in unrealized appreciation (depreciation)		3,288,240	6,779,019

Increase (decrease) in net assets from operations		18,403,929	12,954,551

Contract owner transactions:
Proceeds from units sold		33,890,368	21,239,266
Cost of units redeemed		(49,836,041)	(33,821,463)
Account charges		(144,106)	(172,748)
Increase (decrease)		(16,089,779)	(12,754,945)
Net increase (decrease)		2,314,150	199,606
Net assets, beginning		101,579,365	101,379,759
Net assets, ending		$103,893,515	$101,579,365

Units sold		15,067,113	11,402,692
Units redeemed		(22,241,767)	(17,502,701)
Net increase (decrease)		(7,174,654)	(6,100,009)
Units outstanding, beginning		50,443,945	56,543,954
Units outstanding, ending		43,269,291	50,443,945

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$185,478,129
Cost of units redeemed/account charges			(139,874,707)
Net investment income (loss)			6,605,621
Net realized gain (loss)			24,925,482
Realized gain distributions			1,722,395
Net change in unrealized appreciation (depreciation)			25,036,595
Net assets			$103,893,515

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	42,897	$102,958	1.25%	19.2%	12/31/2025	$2.46	0	$0	1.00%	19.5%	12/31/2025	$2.51	372	$935	0.75%	19.8%
12/31/2024	2.01	50,072	100,801	1.25%	13.7%	12/31/2024	2.05	0	0	1.00%	14.0%	12/31/2024	2.10	372	779	0.75%	14.3%
12/31/2023	1.77	48,322	85,526	1.25%	19.0%	12/31/2023	1.80	0	0	1.00%	19.3%	12/31/2023	1.83	416	763	0.75%	19.6%
12/31/2022	1.49	40,433	60,115	1.25%	-18.5%	12/31/2022	1.51	0	0	1.00%	-18.3%	12/31/2022	1.53	411	630	0.75%	-18.1%
12/31/2021	1.82	34,763	63,435	1.25%	15.7%	12/31/2021	1.85	0	0	1.00%	16.0%	12/31/2021	1.87	391	731	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.57	0	$0	0.50%	20.1%	12/31/2025	$2.63	0	$0	0.25%	20.4%	12/31/2025	$2.69	0	$0	0.00%	20.7%
12/31/2024	2.14	0	0	0.50%	14.6%	12/31/2024	2.18	0	0	0.25%	14.9%	12/31/2024	2.23	0	0	0.00%	15.2%
12/31/2023	1.87	0	0	0.50%	19.9%	12/31/2023	1.90	0	0	0.25%	20.2%	12/31/2023	1.93	7,806	15,090	0.00%	20.5%
12/31/2022	1.56	0	0	0.50%	-17.9%	12/31/2022	1.58	0	0	0.25%	-17.7%	12/31/2022	1.60	8,028	12,874	0.00%	-17.5%
12/31/2021	1.90	0	0	0.50%	16.6%	12/31/2021	1.92	0	0	0.25%	16.8%	12/31/2021	1.94	7,847	15,255	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.1%
2023	2.3%
2022	1.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,443,400	$58,875,016	2,621,248
Receivables: investments sold	141,622
Payables: investments purchased	-
Net assets	$78,585,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,786,849	32,090,165	$2.42
Band 100	-	-	2.48
Band 75	798,173	314,693	2.54
Band 50	-	-	2.59
Band 25	-	-	2.65
Band 0	-	-	2.71
Total	$78,585,022	32,404,858

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,899,011
Mortality & expense charges			(964,070)
Net investment income (loss)			934,941

Gain (loss) on investments:
Net realized gain (loss)			7,976,400
Realized gain distributions			304,734
Net change in unrealized appreciation (depreciation)			4,624,343
Net gain (loss)			12,905,477

Increase (decrease) in net assets from operations			$13,840,418

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$934,941	$700,702
Net realized gain (loss)		7,976,400	2,853,294
Realized gain distributions		304,734	24,725
Net change in unrealized appreciation (depreciation)		4,624,343	5,259,721

Increase (decrease) in net assets from operations		13,840,418	8,838,442

Contract owner transactions:
Proceeds from units sold		25,977,268	16,496,635
Cost of units redeemed		(34,162,066)	(20,541,696)
Account charges		(130,662)	(138,509)
Increase (decrease)		(8,315,460)	(4,183,570)
Net increase (decrease)		5,524,958	4,654,872
Net assets, beginning		73,060,064	68,405,192
Net assets, ending		$78,585,022	$73,060,064

Units sold		11,397,710	8,876,644
Units redeemed		(14,978,063)	(10,934,850)
Net increase (decrease)		(3,580,353)	(2,058,206)
Units outstanding, beginning		35,985,211	38,043,417
Units outstanding, ending		32,404,858	35,985,211

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$129,783,847
Cost of units redeemed/account charges			(89,693,381)
Net investment income (loss)			4,118,626
Net realized gain (loss)			14,107,527
Realized gain distributions			700,019
Net change in unrealized appreciation (depreciation)			19,568,384
Net assets			$78,585,022

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	32,090	$77,787	1.25%	19.4%	12/31/2025	$2.48	0	$0	1.00%	19.7%	12/31/2025	$2.54	315	$798	0.75%	20.0%
12/31/2024	2.03	35,686	72,428	1.25%	13.9%	12/31/2024	2.07	0	0	1.00%	14.2%	12/31/2024	2.11	299	632	0.75%	14.5%
12/31/2023	1.78	34,079	60,718	1.25%	19.3%	12/31/2023	1.81	0	0	1.00%	19.6%	12/31/2023	1.85	275	507	0.75%	19.9%
12/31/2022	1.49	27,568	41,186	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.54	230	353	0.75%	-18.2%
12/31/2021	1.84	22,561	41,403	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	205	385	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.59	0	$0	0.50%	20.3%	12/31/2025	$2.65	0	$0	0.25%	20.6%	12/31/2025	$2.71	0	$0	0.00%	20.9%
12/31/2024	2.16	0	0	0.50%	14.8%	12/31/2024	2.20	0	0	0.25%	15.1%	12/31/2024	2.24	0	0	0.00%	15.4%
12/31/2023	1.88	0	0	0.50%	20.2%	12/31/2023	1.91	0	0	0.25%	20.5%	12/31/2023	1.95	3,690	7,180	0.00%	20.8%
12/31/2022	1.56	0	0	0.50%	-18.0%	12/31/2022	1.59	0	0	0.25%	-17.8%	12/31/2022	1.61	3,561	5,738	0.00%	-17.6%
12/31/2021	1.91	0	0	0.50%	16.8%	12/31/2021	1.93	0	0	0.25%	17.1%	12/31/2021	1.96	3,271	6,395	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.2%
2023	2.4%
2022	1.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,719,870	$33,272,186	1,875,279
Receivables: investments sold	67,904
Payables: investments purchased	-
Net assets	$43,787,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,620,056	17,819,029	$2.45
Band 100	-	-	2.50
Band 75	167,718	65,479	2.56
Band 50	-	-	2.62
Band 25	-	-	2.68
Band 0	-	-	2.74
Total	$43,787,774	17,884,508

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,038,773
Mortality & expense charges			(526,366)
Net investment income (loss)			512,407

Gain (loss) on investments:
Net realized gain (loss)			3,181,337
Realized gain distributions			110,885
Net change in unrealized appreciation (depreciation)			3,840,142
Net gain (loss)			7,132,364

Increase (decrease) in net assets from operations			$7,644,771

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$512,407	$369,505
Net realized gain (loss)		3,181,337	1,325,188
Realized gain distributions		110,885	5,766
Net change in unrealized appreciation (depreciation)		3,840,142	2,752,382

Increase (decrease) in net assets from operations		7,644,771	4,452,841

Contract owner transactions:
Proceeds from units sold		15,032,941	11,640,942
Cost of units redeemed		(16,901,656)	(12,535,155)
Account charges		(95,411)	(98,827)
Increase (decrease)		(1,964,126)	(993,040)
Net increase (decrease)		5,680,645	3,459,801
Net assets, beginning		38,107,129	34,647,328
Net assets, ending		$43,787,774	$38,107,129

Units sold		6,664,083	6,171,388
Units redeemed		(7,391,513)	(6,719,035)
Net increase (decrease)		(727,430)	(547,647)
Units outstanding, beginning		18,611,938	19,159,585
Units outstanding, ending		17,884,508	18,611,938

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$73,230,852
Cost of units redeemed/account charges			(47,598,445)
Net investment income (loss)			1,882,262
Net realized gain (loss)			5,590,003
Realized gain distributions			235,418
Net change in unrealized appreciation (depreciation)			10,447,684
Net assets			$43,787,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	17,819	$43,620	1.25%	19.6%	12/31/2025	$2.50	0	$0	1.00%	19.9%	12/31/2025	$2.56	65	$168	0.75%	20.2%
12/31/2024	2.05	18,550	37,974	1.25%	14.1%	12/31/2024	2.09	0	0	1.00%	14.4%	12/31/2024	2.13	62	133	0.75%	14.7%
12/31/2023	1.79	17,397	31,201	1.25%	19.4%	12/31/2023	1.83	0	0	1.00%	19.7%	12/31/2023	1.86	55	102	0.75%	20.0%
12/31/2022	1.50	12,920	19,404	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.55	43	66	0.75%	-18.2%
12/31/2021	1.85	8,925	16,468	1.25%	16.2%	12/31/2021	1.87	5	10	1.00%	16.5%	12/31/2021	1.89	36	68	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.62	0	$0	0.50%	20.5%	12/31/2025	$2.68	0	$0	0.25%	20.8%	12/31/2025	$2.74	0	$0	0.00%	21.1%
12/31/2024	2.17	0	0	0.50%	15.0%	12/31/2024	2.22	0	0	0.25%	15.3%	12/31/2024	2.26	0	0	0.00%	15.6%
12/31/2023	1.89	0	0	0.50%	20.3%	12/31/2023	1.92	0	0	0.25%	20.6%	12/31/2023	1.96	1,707	3,345	0.00%	20.9%
12/31/2022	1.57	0	0	0.50%	-18.0%	12/31/2022	1.60	0	0	0.25%	-17.8%	12/31/2022	1.62	1,413	2,290	0.00%	-17.6%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.97	1,296	2,548	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.2%
2023	2.4%
2022	2.0%
2021	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,717,967	$4,245,822	271,517
Receivables: investments sold	11,872
Payables: investments purchased	-
Net assets	$4,729,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,726,184	3,018,934	$1.57
Band 100	-	-	1.60
Band 75	3,655	2,231	1.64
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$4,729,839	3,021,165

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$190,391
Mortality & expense charges			(80,801)
Net investment income (loss)			109,590

Gain (loss) on investments:
Net realized gain (loss)			494,823
Realized gain distributions			16,171
Net change in unrealized appreciation (depreciation)			103,284
Net gain (loss)			614,278

Increase (decrease) in net assets from operations			$723,868

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109,590	$126,881
Net realized gain (loss)		494,823	106,694
Realized gain distributions		16,171	156,395
Net change in unrealized appreciation (depreciation)		103,284	77,551

Increase (decrease) in net assets from operations		723,868	467,521

Contract owner transactions:
Proceeds from units sold		1,397,227	843,203
Cost of units redeemed		(4,634,786)	(2,004,015)
Account charges		(5,890)	(4,555)
Increase (decrease)		(3,243,449)	(1,165,367)
Net increase (decrease)		(2,519,581)	(697,846)
Net assets, beginning		7,249,420	7,947,266
Net assets, ending		$4,729,839	$7,249,420

Units sold		941,372	615,603
Units redeemed		(3,084,738)	(1,444,953)
Net increase (decrease)		(2,143,366)	(829,350)
Units outstanding, beginning		5,164,531	5,993,881
Units outstanding, ending		3,021,165	5,164,531

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,137,022
Cost of units redeemed/account charges			(17,138,698)
Net investment income (loss)			761,380
Net realized gain (loss)			1,076,986
Realized gain distributions			421,004
Net change in unrealized appreciation (depreciation)			472,145
Net assets			$4,729,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	3,019	$4,726	1.25%	11.5%	12/31/2025	$1.60	0	$0	1.00%	11.8%	12/31/2025	$1.64	2	$4	0.75%	12.1%
12/31/2024	1.40	5,162	7,246	1.25%	6.5%	12/31/2024	1.43	0	0	1.00%	6.8%	12/31/2024	1.46	2	3	0.75%	7.1%
12/31/2023	1.32	5,585	7,359	1.25%	10.5%	12/31/2023	1.34	0	0	1.00%	10.8%	12/31/2023	1.37	17	23	0.75%	11.1%
12/31/2022	1.19	4,999	5,961	1.25%	-14.5%	12/31/2022	1.21	0	0	1.00%	-14.3%	12/31/2022	1.23	23	29	0.75%	-14.1%
12/31/2021	1.40	4,467	6,233	1.25%	5.8%	12/31/2021	1.41	0	0	1.00%	6.1%	12/31/2021	1.43	29	41	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	12.4%	12/31/2025	$1.71	0	$0	0.25%	12.7%	12/31/2025	$1.75	0	$0	0.00%	12.9%
12/31/2024	1.49	0	0	0.50%	7.3%	12/31/2024	1.52	0	0	0.25%	7.6%	12/31/2024	1.55	0	0	0.00%	7.9%
12/31/2023	1.39	0	0	0.50%	11.3%	12/31/2023	1.41	0	0	0.25%	11.6%	12/31/2023	1.44	392	565	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-13.9%	12/31/2022	1.27	0	0	0.25%	-13.7%	12/31/2022	1.29	383	493	0.00%	-13.5%
12/31/2021	1.45	0	0	0.50%	6.6%	12/31/2021	1.47	0	0	0.25%	6.9%	12/31/2021	1.49	529	786	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	2.8%
2023	2.8%
2022	2.4%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd Institutional Class - 06-GCW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$844,243	$848,132	92,958
Receivables: investments sold	2,608
Payables: investments purchased	-
Net assets	$846,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$846,851	797,484	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$846,851	797,484

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$39,234
Mortality & expense charges			(11,266)
Net investment income (loss)			27,968

Gain (loss) on investments:
Net realized gain (loss)			(13,627)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,200
Net gain (loss)			27,573

Increase (decrease) in net assets from operations			$55,541

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,968	$28,754
Net realized gain (loss)		(13,627)	(16,616)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41,200	3,246

Increase (decrease) in net assets from operations		55,541	15,384

Contract owner transactions:
Proceeds from units sold		409,251	172,379
Cost of units redeemed		(472,049)	(332,243)
Account charges		(392)	(442)
Increase (decrease)		(63,190)	(160,306)
Net increase (decrease)		(7,649)	(144,922)
Net assets, beginning		854,500	999,422
Net assets, ending		$846,851	$854,500

Units sold		398,277	173,821
Units redeemed		(455,248)	(331,509)
Net increase (decrease)		(56,971)	(157,688)
Units outstanding, beginning		854,455	1,012,143
Units outstanding, ending		797,484	854,455

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,024,438
Cost of units redeemed/account charges			(2,176,111)
Net investment income (loss)			116,317
Net realized gain (loss)			(136,308)
Realized gain distributions			22,404
Net change in unrealized appreciation (depreciation)			(3,889)
Net assets			$846,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	797	$847	1.25%	6.2%	12/31/2025	$1.08	0	$0	1.00%	6.5%	12/31/2025	$1.11	0	$0	0.75%	6.7%
12/31/2024	1.00	854	855	1.25%	1.3%	12/31/2024	1.02	0	0	1.00%	1.5%	12/31/2024	1.04	0	0	0.75%	1.8%
12/31/2023	0.99	1,012	999	1.25%	4.7%	12/31/2023	1.00	0	0	1.00%	5.0%	12/31/2023	1.02	0	0	0.75%	5.3%
12/31/2022	0.94	852	803	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	915	1,016	1.25%	-2.3%	12/31/2021	1.12	0	0	1.00%	-2.0%	12/31/2021	1.14	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	7.0%	12/31/2025	$1.16	0	$0	0.25%	7.3%	12/31/2025	$1.18	0	$0	0.00%	7.5%
12/31/2024	1.06	0	0	0.50%	2.0%	12/31/2024	1.08	0	0	0.25%	2.3%	12/31/2024	1.10	0	0	0.00%	2.6%
12/31/2023	1.04	0	0	0.50%	5.5%	12/31/2023	1.05	0	0	0.25%	5.8%	12/31/2023	1.07	0	0	0.00%	6.0%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.2%	12/31/2022	1.01	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.5%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.6%
2024	4.4%
2023	3.7%
2022	2.8%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,143,365	$4,728,880	180,820
Receivables: investments sold	966
Payables: investments purchased	-
Net assets	$5,144,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,144,331	1,971,627	$2.61
Band 100	-	-	2.67
Band 75	-	-	2.72
Band 50	-	-	2.78
Band 25	-	-	2.84
Band 0	-	-	2.90
Total	$5,144,331	1,971,627

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$58,619
Mortality & expense charges			(86,167)
Net investment income (loss)			(27,548)

Gain (loss) on investments:
Net realized gain (loss)			628,386
Realized gain distributions			312,375
Net change in unrealized appreciation (depreciation)			48,733
Net gain (loss)			989,494

Increase (decrease) in net assets from operations			$961,946

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,548)	$5,391
Net realized gain (loss)		628,386	102,746
Realized gain distributions		312,375	970,778
Net change in unrealized appreciation (depreciation)		48,733	(59,139)

Increase (decrease) in net assets from operations		961,946	1,019,776

Contract owner transactions:
Proceeds from units sold		1,353,157	1,053,740
Cost of units redeemed		(4,464,270)	(790,181)
Account charges		(7,424)	(7,012)
Increase (decrease)		(3,118,537)	256,547
Net increase (decrease)		(2,156,591)	1,276,323
Net assets, beginning		7,300,922	6,024,599
Net assets, ending		$5,144,331	$7,300,922

Units sold		560,697	555,555
Units redeemed		(1,811,627)	(437,946)
Net increase (decrease)		(1,250,930)	117,609
Units outstanding, beginning		3,222,557	3,104,948
Units outstanding, ending		1,971,627	3,222,557

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,396,750
Cost of units redeemed/account charges			(15,369,783)
Net investment income (loss)			61,169
Net realized gain (loss)			1,259,429
Realized gain distributions			2,382,281
Net change in unrealized appreciation (depreciation)			414,485
Net assets			$5,144,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	1,972	$5,144	1.25%	15.2%	12/31/2025	$2.67	0	$0	1.00%	15.5%	12/31/2025	$2.72	0	$0	0.75%	15.7%
12/31/2024	2.27	3,223	7,301	1.25%	16.8%	12/31/2024	2.31	0	0	1.00%	17.1%	12/31/2024	2.35	0	0	0.75%	17.4%
12/31/2023	1.94	3,105	6,025	1.25%	21.0%	12/31/2023	1.97	0	0	1.00%	21.3%	12/31/2023	2.00	0	0	0.75%	21.6%
12/31/2022	1.60	2,670	4,282	1.25%	-18.8%	12/31/2022	1.63	0	0	1.00%	-18.6%	12/31/2022	1.65	0	0	0.75%	-18.4%
12/31/2021	1.97	2,510	4,956	1.25%	24.9%	12/31/2021	2.00	0	0	1.00%	25.2%	12/31/2021	2.02	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.78	0	$0	0.50%	16.0%	12/31/2025	$2.84	0	$0	0.25%	16.3%	12/31/2025	$2.90	0	$0	0.00%	16.6%
12/31/2024	2.40	0	0	0.50%	17.6%	12/31/2024	2.44	0	0	0.25%	17.9%	12/31/2024	2.49	0	0	0.00%	18.2%
12/31/2023	2.04	0	0	0.50%	21.9%	12/31/2023	2.07	0	0	0.25%	22.2%	12/31/2023	2.11	0	0	0.00%	22.5%
12/31/2022	1.67	0	0	0.50%	-18.2%	12/31/2022	1.69	0	0	0.25%	-18.0%	12/31/2022	1.72	0	0	0.00%	-17.8%
12/31/2021	2.04	0	0	0.50%	25.8%	12/31/2021	2.07	0	0	0.25%	26.1%	12/31/2021	2.09	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.4%
2023	1.7%
2022	1.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,014	$394,915	29,145
Receivables: investments sold	-
Payables: investments purchased	(728)
Net assets	$457,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,286	263,184	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$457,286	263,184

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$19,288
Mortality & expense charges			(6,712)
Net investment income (loss)			12,576

Gain (loss) on investments:
Net realized gain (loss)			74,056
Realized gain distributions			6,298
Net change in unrealized appreciation (depreciation)			27,350
Net gain (loss)			107,704

Increase (decrease) in net assets from operations			$120,280

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,576	$7,704
Net realized gain (loss)		74,056	17,380
Realized gain distributions		6,298	118
Net change in unrealized appreciation (depreciation)		27,350	(18,286)

Increase (decrease) in net assets from operations		120,280	6,916

Contract owner transactions:
Proceeds from units sold		220,277	124,777
Cost of units redeemed		(309,056)	(109,035)
Account charges		(102)	(42)
Increase (decrease)		(88,881)	15,700
Net increase (decrease)		31,399	22,616
Net assets, beginning		425,887	403,271
Net assets, ending		$457,286	$425,887

Units sold		137,123	90,698
Units redeemed		(185,210)	(79,749)
Net increase (decrease)		(48,087)	10,949
Units outstanding, beginning		311,271	300,322
Units outstanding, ending		263,184	311,271

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,002,280
Cost of units redeemed/account charges			(749,836)
Net investment income (loss)			37,410
Net realized gain (loss)			96,631
Realized gain distributions			7,702
Net change in unrealized appreciation (depreciation)			63,099
Net assets			$457,286

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	263	$457	1.25%	27.0%	12/31/2025	$1.77	0	$0	1.00%	27.3%	12/31/2025	$1.81	0	$0	0.75%	27.6%
12/31/2024	1.37	311	426	1.25%	1.9%	12/31/2024	1.39	0	0	1.00%	2.1%	12/31/2024	1.42	0	0	0.75%	2.4%
12/31/2023	1.34	300	403	1.25%	17.8%	12/31/2023	1.36	0	0	1.00%	18.1%	12/31/2023	1.39	0	0	0.75%	18.4%
12/31/2022	1.14	283	323	1.25%	-15.8%	12/31/2022	1.16	0	0	1.00%	-15.6%	12/31/2022	1.17	0	0	0.75%	-15.4%
12/31/2021	1.35	131	177	1.25%	10.5%	12/31/2021	1.37	0	0	1.00%	10.8%	12/31/2021	1.39	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	27.9%	12/31/2025	$1.89	0	$0	0.25%	28.3%	12/31/2025	$1.93	0	$0	0.00%	28.6%
12/31/2024	1.45	0	0	0.50%	2.7%	12/31/2024	1.48	0	0	0.25%	2.9%	12/31/2024	1.50	0	0	0.00%	3.2%
12/31/2023	1.41	0	0	0.50%	18.7%	12/31/2023	1.43	0	0	0.25%	19.0%	12/31/2023	1.46	0	0	0.00%	19.3%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.22	0	0	0.00%	-14.8%
12/31/2021	1.40	0	0	0.50%	11.4%	12/31/2021	1.42	0	0	0.25%	11.7%	12/31/2021	1.43	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	3.1%
2023	3.4%
2022	2.9%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$203,872	$207,965	21,988
Receivables: investments sold	621
Payables: investments purchased	-
Net assets	$204,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,493	183,066	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$204,493	183,066

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,475
Mortality & expense charges			(3,927)
Net investment income (loss)			10,548

Gain (loss) on investments:
Net realized gain (loss)			(12,387)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,274
Net gain (loss)			8,887

Increase (decrease) in net assets from operations			$19,435

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,548	$16,312
Net realized gain (loss)		(12,387)	(19,525)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,274	9,388

Increase (decrease) in net assets from operations		19,435	6,175

Contract owner transactions:
Proceeds from units sold		61,132	101,580
Cost of units redeemed		(322,781)	(251,821)
Account charges		(171)	(267)
Increase (decrease)		(261,820)	(150,508)
Net increase (decrease)		(242,385)	(144,333)
Net assets, beginning		446,878	591,211
Net assets, ending		$204,493	$446,878

Units sold		55,814	96,063
Units redeemed		(296,936)	(243,298)
Net increase (decrease)		(241,122)	(147,235)
Units outstanding, beginning		424,188	571,423
Units outstanding, ending		183,066	424,188

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,535,773
Cost of units redeemed/account charges			(1,331,007)
Net investment income (loss)			65,658
Net realized gain (loss)			(72,362)
Realized gain distributions			10,524
Net change in unrealized appreciation (depreciation)			(4,093)
Net assets			$204,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	183	$204	1.25%	6.0%	12/31/2025	$1.14	0	$0	1.00%	6.3%	12/31/2025	$1.16	0	$0	0.75%	6.6%
12/31/2024	1.05	424	447	1.25%	1.8%	12/31/2024	1.07	0	0	1.00%	2.1%	12/31/2024	1.09	0	0	0.75%	2.3%
12/31/2023	1.03	571	591	1.25%	5.7%	12/31/2023	1.05	0	0	1.00%	6.0%	12/31/2023	1.06	0	0	0.75%	6.2%
12/31/2022	0.98	412	403	1.25%	-14.4%	12/31/2022	0.99	0	0	1.00%	-14.2%	12/31/2022	1.00	0	0	0.75%	-14.0%
12/31/2021	1.14	422	482	1.25%	-1.6%	12/31/2021	1.15	0	0	1.00%	-1.3%	12/31/2021	1.16	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.18	0	$0	0.50%	6.8%	12/31/2025	$1.20	0	$0	0.25%	7.1%	12/31/2025	$1.23	0	$0	0.00%	7.4%
12/31/2024	1.11	0	0	0.50%	2.6%	12/31/2024	1.12	0	0	0.25%	2.9%	12/31/2024	1.14	0	0	0.00%	3.1%
12/31/2023	1.08	0	0	0.50%	6.5%	12/31/2023	1.09	0	0	0.25%	6.8%	12/31/2023	1.11	0	0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-13.8%	12/31/2022	1.02	0	0	0.25%	-13.5%	12/31/2022	1.04	0	0	0.00%	-13.3%
12/31/2021	1.17	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.19	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.4%
2024	4.3%
2023	4.8%
2022	3.4%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$814,542	$694,594	36,753
Receivables: investments sold	649
Payables: investments purchased	-
Net assets	$815,191

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$815,191	424,375	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$815,191	424,375

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,961
Mortality & expense charges			(8,970)
Net investment income (loss)			1,991

Gain (loss) on investments:
Net realized gain (loss)			5,792
Realized gain distributions			44,944
Net change in unrealized appreciation (depreciation)			71,456
Net gain (loss)			122,192

Increase (decrease) in net assets from operations			$124,183

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,991	$1,874
Net realized gain (loss)		5,792	21,456
Realized gain distributions		44,944	7,901
Net change in unrealized appreciation (depreciation)		71,456	60,422

Increase (decrease) in net assets from operations		124,183	91,653

Contract owner transactions:
Proceeds from units sold		91,826	197,797
Cost of units redeemed		(54,208)	(173,540)
Account charges		(122)	(59)
Increase (decrease)		37,496	24,198
Net increase (decrease)		161,679	115,851
Net assets, beginning		653,512	537,661
Net assets, ending		$815,191	$653,512

Units sold		51,571	130,771
Units redeemed		(30,289)	(105,802)
Net increase (decrease)		21,282	24,969
Units outstanding, beginning		403,093	378,124
Units outstanding, ending		424,375	403,093

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,857,666
Cost of units redeemed/account charges			(1,326,060)
Net investment income (loss)			31,489
Net realized gain (loss)			(8,434)
Realized gain distributions			140,582
Net change in unrealized appreciation (depreciation)			119,948
Net assets			$815,191

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	424	$815	1.25%	18.5%	12/31/2025	$1.96	0	$0	1.00%	18.8%	12/31/2025	$2.00	0	$0	0.75%	19.1%
12/31/2024	1.62	403	654	1.25%	14.0%	12/31/2024	1.65	0	0	1.00%	14.3%	12/31/2024	1.68	0	0	0.75%	14.6%
12/31/2023	1.42	378	538	1.25%	21.2%	12/31/2023	1.44	0	0	1.00%	21.5%	12/31/2023	1.46	0	0	0.75%	21.8%
12/31/2022	1.17	346	406	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.20	0	0	0.75%	-20.1%
12/31/2021	1.48	436	644	1.25%	15.8%	12/31/2021	1.49	0	0	1.00%	16.1%	12/31/2021	1.50	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	19.4%	12/31/2025	$2.07	0	$0	0.25%	19.7%	12/31/2025	$2.11	0	$0	0.00%	20.0%
12/31/2024	1.70	0	0	0.50%	14.9%	12/31/2024	1.73	0	0	0.25%	15.2%	12/31/2024	1.76	0	0	0.00%	15.5%
12/31/2023	1.48	0	0	0.50%	22.1%	12/31/2023	1.50	0	0	0.25%	22.4%	12/31/2023	1.53	0	0	0.00%	22.7%
12/31/2022	1.21	0	0	0.50%	-19.9%	12/31/2022	1.23	0	0	0.25%	-19.7%	12/31/2022	1.24	0	0	0.00%	-19.5%
12/31/2021	1.52	0	0	0.50%	16.6%	12/31/2021	1.53	0	0	0.25%	16.9%	12/31/2021	1.54	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.5%
2024	1.8%
2023	2.0%
2022	1.4%
2021	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,017	$237,308	18,181
Receivables: investments sold	167
Payables: investments purchased	-
Net assets	$244,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,184	172,896	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$244,184	172,896

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,363
Mortality & expense charges			(2,892)
Net investment income (loss)			4,471

Gain (loss) on investments:
Net realized gain (loss)			(283)
Realized gain distributions			5,761
Net change in unrealized appreciation (depreciation)			13,311
Net gain (loss)			18,789

Increase (decrease) in net assets from operations			$23,260

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,471	$4,782
Net realized gain (loss)		(283)	(4,892)
Realized gain distributions		5,761	-
Net change in unrealized appreciation (depreciation)		13,311	18,334

Increase (decrease) in net assets from operations		23,260	18,224

Contract owner transactions:
Proceeds from units sold		7,952	12,447
Cost of units redeemed		(22,043)	(101,302)
Account charges		(62)	(97)
Increase (decrease)		(14,153)	(88,952)
Net increase (decrease)		9,107	(70,728)
Net assets, beginning		235,077	305,805
Net assets, ending		$244,184	$235,077

Units sold		6,001	9,903
Units redeemed		(17,193)	(82,016)
Net increase (decrease)		(11,192)	(72,113)
Units outstanding, beginning		184,088	256,201
Units outstanding, ending		172,896	184,088

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$962,064
Cost of units redeemed/account charges			(738,410)
Net investment income (loss)			30,470
Net realized gain (loss)			(64,446)
Realized gain distributions			47,797
Net change in unrealized appreciation (depreciation)			6,709
Net assets			$244,184

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	173	$244	1.25%	10.6%	12/31/2025	$1.44	0	$0	1.00%	10.9%	12/31/2025	$1.47	0	$0	0.75%	11.2%
12/31/2024	1.28	184	235	1.25%	7.0%	12/31/2024	1.30	0	0	1.00%	7.3%	12/31/2024	1.32	0	0	0.75%	7.5%
12/31/2023	1.19	256	306	1.25%	11.3%	12/31/2023	1.21	0	0	1.00%	11.6%	12/31/2023	1.23	0	0	0.75%	11.9%
12/31/2022	1.07	270	290	1.25%	-14.7%	12/31/2022	1.08	0	0	1.00%	-14.5%	12/31/2022	1.10	0	0	0.75%	-14.3%
12/31/2021	1.26	510	642	1.25%	5.2%	12/31/2021	1.27	0	0	1.00%	5.4%	12/31/2021	1.28	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	11.4%	12/31/2025	$1.52	0	$0	0.25%	11.7%	12/31/2025	$1.55	0	$0	0.00%	12.0%
12/31/2024	1.34	0	0	0.50%	7.8%	12/31/2024	1.36	0	0	0.25%	8.1%	12/31/2024	1.39	0	0	0.00%	8.3%
12/31/2023	1.24	0	0	0.50%	12.1%	12/31/2023	1.26	0	0	0.25%	12.4%	12/31/2023	1.28	0	0	0.00%	12.7%
12/31/2022	1.11	0	0	0.50%	-14.1%	12/31/2022	1.12	0	0	0.25%	-13.9%	12/31/2022	1.14	0	0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	6.0%	12/31/2021	1.30	0	0	0.25%	6.2%	12/31/2021	1.32	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.0%
2023	2.9%
2022	2.0%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,162	$135,276	8,008
Receivables: investments sold	-
Payables: investments purchased	(1,040)
Net assets	$151,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,122	86,994	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$151,122	86,994

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,908
Mortality & expense charges			(1,876)
Net investment income (loss)			1,032

Gain (loss) on investments:
Net realized gain (loss)			3,499
Realized gain distributions			7,197
Net change in unrealized appreciation (depreciation)			10,880
Net gain (loss)			21,576

Increase (decrease) in net assets from operations			$22,608

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,032	$957
Net realized gain (loss)		3,499	(3,859)
Realized gain distributions		7,197	783
Net change in unrealized appreciation (depreciation)		10,880	21,957

Increase (decrease) in net assets from operations		22,608	19,838

Contract owner transactions:
Proceeds from units sold		19,751	59,274
Cost of units redeemed		(32,072)	(126,228)
Account charges		(260)	(141)
Increase (decrease)		(12,581)	(67,095)
Net increase (decrease)		10,027	(47,257)
Net assets, beginning		141,095	188,352
Net assets, ending		$151,122	$141,095

Units sold		12,529	43,376
Units redeemed		(19,683)	(89,452)
Net increase (decrease)		(7,154)	(46,076)
Units outstanding, beginning		94,148	140,224
Units outstanding, ending		86,994	94,148

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$786,312
Cost of units redeemed/account charges			(687,475)
Net investment income (loss)			18,320
Net realized gain (loss)			(37,963)
Realized gain distributions			55,042
Net change in unrealized appreciation (depreciation)			16,886
Net assets			$151,122

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	87	$151	1.25%	15.9%	12/31/2025	$1.77	0	$0	1.00%	16.2%	12/31/2025	$1.80	0	$0	0.75%	16.5%
12/31/2024	1.50	94	141	1.25%	11.6%	12/31/2024	1.52	0	0	1.00%	11.9%	12/31/2024	1.55	0	0	0.75%	12.1%
12/31/2023	1.34	140	188	1.25%	18.0%	12/31/2023	1.36	0	0	1.00%	18.3%	12/31/2023	1.38	0	0	0.75%	18.6%
12/31/2022	1.14	236	269	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.17	0	0	0.75%	-18.8%
12/31/2021	1.41	249	350	1.25%	12.2%	12/31/2021	1.42	0	0	1.00%	12.4%	12/31/2021	1.43	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	0.50%	16.8%	12/31/2025	$1.87	0	$0	0.25%	17.1%	12/31/2025	$1.91	0	$0	0.00%	17.4%
12/31/2024	1.57	0	0	0.50%	12.4%	12/31/2024	1.60	0	0	0.25%	12.7%	12/31/2024	1.63	0	0	0.00%	13.0%
12/31/2023	1.40	0	0	0.50%	18.9%	12/31/2023	1.42	0	0	0.25%	19.2%	12/31/2023	1.44	0	0	0.00%	19.5%
12/31/2022	1.18	0	0	0.50%	-18.5%	12/31/2022	1.19	0	0	0.25%	-18.3%	12/31/2022	1.21	0	0	0.00%	-18.1%
12/31/2021	1.45	0	0	0.50%	13.0%	12/31/2021	1.46	0	0	0.25%	13.3%	12/31/2021	1.47	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	1.9%
2023	1.9%
2022	1.6%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	1.25%	7.8%	12/31/2025	$1.29	0	$0	1.00%	8.1%	12/31/2025	$1.31	0	$0	0.75%	8.4%
12/31/2024	1.17	0	0	1.25%	4.9%	12/31/2024	1.19	0	0	1.00%	5.2%	12/31/2024	1.21	0	0	0.75%	5.4%
12/31/2023	1.12	0	0	1.25%	7.9%	12/31/2023	1.13	0	0	1.00%	8.2%	12/31/2023	1.15	0	0	0.75%	8.4%
12/31/2022	1.04	0	0	1.25%	-11.5%	12/31/2022	1.05	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.1%
12/31/2021	1.17	0	0	1.25%	1.8%	12/31/2021	1.18	0	0	1.00%	2.0%	12/31/2021	1.19	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.34	0	$0	0.50%	8.6%	12/31/2025	$1.36	0	$0	0.25%	8.9%	12/31/2025	$1.39	0	$0	0.00%	9.2%
12/31/2024	1.23	0	0	0.50%	5.7%	12/31/2024	1.25	0	0	0.25%	6.0%	12/31/2024	1.27	0	0	0.00%	6.2%
12/31/2023	1.17	0	0	0.50%	8.7%	12/31/2023	1.18	0	0	0.25%	9.0%	12/31/2023	1.20	0	0	0.00%	9.2%
12/31/2022	1.07	0	0	0.50%	-10.8%	12/31/2022	1.08	0	0	0.25%	-10.6%	12/31/2022	1.10	0	0	0.00%	-10.4%
12/31/2021	1.20	0	0	0.50%	2.5%	12/31/2021	1.21	0	0	0.25%	2.8%	12/31/2021	1.22	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	1.25%	10.0%	12/31/2025	$1.43	0	$0	1.00%	10.3%	12/31/2025	$1.46	0	$0	0.75%	10.6%
12/31/2024	1.27	0	0	1.25%	6.2%	12/31/2024	1.29	0	0	1.00%	6.5%	12/31/2024	1.32	0	0	0.75%	6.8%
12/31/2023	1.20	0	0	1.25%	9.6%	12/31/2023	1.22	0	0	1.00%	9.9%	12/31/2023	1.23	0	0	0.75%	10.2%
12/31/2022	1.09	0	0	1.25%	-13.5%	12/31/2022	1.11	0	0	1.00%	-13.3%	12/31/2022	1.12	0	0	0.75%	-13.1%
12/31/2021	1.26	0	0	1.25%	5.6%	12/31/2021	1.28	0	0	1.00%	5.8%	12/31/2021	1.29	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.48	0	$0	0.50%	10.9%	12/31/2025	$1.51	0	$0	0.25%	11.1%	12/31/2025	$1.54	0	$0	0.00%	11.4%
12/31/2024	1.34	0	0	0.50%	7.0%	12/31/2024	1.36	0	0	0.25%	7.3%	12/31/2024	1.38	0	0	0.00%	7.6%
12/31/2023	1.25	0	0	0.50%	10.5%	12/31/2023	1.27	0	0	0.25%	10.7%	12/31/2023	1.29	0	0	0.00%	11.0%
12/31/2022	1.13	0	0	0.50%	-12.8%	12/31/2022	1.15	0	0	0.25%	-12.6%	12/31/2022	1.16	0	0	0.00%	-12.4%
12/31/2021	1.30	0	0	0.50%	6.3%	12/31/2021	1.31	0	0	0.25%	6.6%	12/31/2021	1.32	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	0	$0	1.25%	10.3%	12/31/2025	$1.45	0	$0	1.00%	10.6%	12/31/2025	$1.48	0	$0	0.75%	10.8%
12/31/2024	1.29	0	0	1.25%	6.5%	12/31/2024	1.31	0	0	1.00%	6.8%	12/31/2024	1.33	0	0	0.75%	7.1%
12/31/2023	1.21	0	0	1.25%	9.7%	12/31/2023	1.23	0	0	1.00%	10.0%	12/31/2023	1.25	0	0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-13.9%	12/31/2022	1.12	0	0	1.00%	-13.7%	12/31/2022	1.13	0	0	0.75%	-13.5%
12/31/2021	1.28	0	0	1.25%	6.4%	12/31/2021	1.30	0	0	1.00%	6.7%	12/31/2021	1.31	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	11.1%	12/31/2025	$1.54	0	$0	0.25%	11.4%	12/31/2025	$1.57	0	$0	0.00%	11.7%
12/31/2024	1.36	0	0	0.50%	7.3%	12/31/2024	1.38	0	0	0.25%	7.6%	12/31/2024	1.40	0	0	0.00%	7.9%
12/31/2023	1.26	0	0	0.50%	10.5%	12/31/2023	1.28	0	0	0.25%	10.8%	12/31/2023	1.30	0	0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.16	0	0	0.25%	-13.1%	12/31/2022	1.17	0	0	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.5%	12/31/2021	1.34	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	1.25%	11.0%	12/31/2025	$1.49	0	$0	1.00%	11.3%	12/31/2025	$1.52	0	$0	0.75%	11.6%
12/31/2024	1.32	0	0	1.25%	7.0%	12/31/2024	1.34	0	0	1.00%	7.3%	12/31/2024	1.36	0	0	0.75%	7.5%
12/31/2023	1.23	0	0	1.25%	10.7%	12/31/2023	1.25	0	0	1.00%	10.9%	12/31/2023	1.27	0	0	0.75%	11.2%
12/31/2022	1.11	0	0	1.25%	-14.6%	12/31/2022	1.12	0	0	1.00%	-14.4%	12/31/2022	1.14	0	0	0.75%	-14.2%
12/31/2021	1.30	0	0	1.25%	7.1%	12/31/2021	1.31	0	0	1.00%	7.4%	12/31/2021	1.33	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	0.50%	11.9%	12/31/2025	$1.58	0	$0	0.25%	12.1%	12/31/2025	$1.61	0	$0	0.00%	12.4%
12/31/2024	1.38	0	0	0.50%	7.8%	12/31/2024	1.41	0	0	0.25%	8.1%	12/31/2024	1.43	0	0	0.00%	8.3%
12/31/2023	1.28	0	0	0.50%	11.5%	12/31/2023	1.30	0	0	0.25%	11.8%	12/31/2023	1.32	0	0	0.00%	12.1%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.16	0	0	0.25%	-13.7%	12/31/2022	1.18	0	0	0.00%	-13.5%
12/31/2021	1.34	0	0	0.50%	7.9%	12/31/2021	1.35	0	0	0.25%	8.2%	12/31/2021	1.36	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,884	$121,065	12,123
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$125,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,968	83,077	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$125,968	83,077

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,960
Mortality & expense charges			(1,570)
Net investment income (loss)			2,390

Gain (loss) on investments:
Net realized gain (loss)			746
Realized gain distributions			4,750
Net change in unrealized appreciation (depreciation)			6,090
Net gain (loss)			11,586

Increase (decrease) in net assets from operations			$13,976

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,390	$2,322
Net realized gain (loss)		746	705
Realized gain distributions		4,750	2,104
Net change in unrealized appreciation (depreciation)		6,090	4,329

Increase (decrease) in net assets from operations		13,976	9,460

Contract owner transactions:
Proceeds from units sold		2,195	24,559
Cost of units redeemed		(9,691)	(33,393)
Account charges		(40)	(80)
Increase (decrease)		(7,536)	(8,914)
Net increase (decrease)		6,440	546
Net assets, beginning		119,528	118,982
Net assets, ending		$125,968	$119,528

Units sold		1,555	18,510
Units redeemed		(6,449)	(24,847)
Net increase (decrease)		(4,894)	(6,337)
Units outstanding, beginning		87,971	94,308
Units outstanding, ending		83,077	87,971

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$137,623
Cost of units redeemed/account charges			(48,894)
Net investment income (loss)			11,880
Net realized gain (loss)			1,729
Realized gain distributions			18,811
Net change in unrealized appreciation (depreciation)			4,819
Net assets			$125,968

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	83	$126	1.25%	11.6%	12/31/2025	$1.55	0	$0	1.00%	11.9%	12/31/2025	$1.58	0	$0	0.75%	12.2%
12/31/2024	1.36	88	120	1.25%	7.7%	12/31/2024	1.38	0	0	1.00%	8.0%	12/31/2024	1.40	0	0	0.75%	8.2%
12/31/2023	1.26	94	119	1.25%	11.7%	12/31/2023	1.28	0	0	1.00%	12.0%	12/31/2023	1.30	0	0	0.75%	12.3%
12/31/2022	1.13	78	89	1.25%	-15.4%	12/31/2022	1.14	0	0	1.00%	-15.2%	12/31/2022	1.16	0	0	0.75%	-15.0%
12/31/2021	1.33	66	88	1.25%	8.5%	12/31/2021	1.35	0	0	1.00%	8.8%	12/31/2021	1.36	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	12.4%	12/31/2025	$1.64	0	$0	0.25%	12.7%	12/31/2025	$1.67	0	$0	0.00%	13.0%
12/31/2024	1.43	0	0	0.50%	8.5%	12/31/2024	1.45	0	0	0.25%	8.8%	12/31/2024	1.48	0	0	0.00%	9.1%
12/31/2023	1.32	0	0	0.50%	12.6%	12/31/2023	1.34	0	0	0.25%	12.9%	12/31/2023	1.35	0	0	0.00%	13.1%
12/31/2022	1.17	0	0	0.50%	-14.7%	12/31/2022	1.18	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.37	0	0	0.50%	9.3%	12/31/2021	1.38	0	0	0.25%	9.6%	12/31/2021	1.40	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.2%
2023	3.7%
2022	2.8%
2021	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,244	$170,733	15,856
Receivables: investments sold	115
Payables: investments purchased	-
Net assets	$172,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,359	108,384	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$172,359	108,384

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,776
Mortality & expense charges			(16,735)
Net investment income (loss)			(11,959)

Gain (loss) on investments:
Net realized gain (loss)			227,262
Realized gain distributions			7,263
Net change in unrealized appreciation (depreciation)			(54,675)
Net gain (loss)			179,850

Increase (decrease) in net assets from operations			$167,891

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,959)	$25,863
Net realized gain (loss)		227,262	678
Realized gain distributions		7,263	26,330
Net change in unrealized appreciation (depreciation)		(54,675)	62,660

Increase (decrease) in net assets from operations		167,891	115,531

Contract owner transactions:
Proceeds from units sold		89,735	56,342
Cost of units redeemed		(1,555,202)	(11)
Account charges		-	-
Increase (decrease)		(1,465,467)	56,331
Net increase (decrease)		(1,297,576)	171,862
Net assets, beginning		1,469,935	1,298,073
Net assets, ending		$172,359	$1,469,935

Units sold		59,400	41,032
Units redeemed		(993,359)	-
Net increase (decrease)		(933,959)	41,032
Units outstanding, beginning		1,042,343	1,001,311
Units outstanding, ending		108,384	1,042,343

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,111,897
Cost of units redeemed/account charges			(2,504,609)
Net investment income (loss)			83,603
Net realized gain (loss)			325,133
Realized gain distributions			154,824
Net change in unrealized appreciation (depreciation)			1,511
Net assets			$172,359

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	108	$172	1.25%	12.8%	12/31/2025	$1.62	0	$0	1.00%	13.0%	12/31/2025	$1.65	0	$0	0.75%	13.3%
12/31/2024	1.41	1,042	1,470	1.25%	8.8%	12/31/2024	1.43	0	0	1.00%	9.1%	12/31/2024	1.46	0	0	0.75%	9.3%
12/31/2023	1.30	1,001	1,298	1.25%	13.2%	12/31/2023	1.31	0	0	1.00%	13.5%	12/31/2023	1.33	0	0	0.75%	13.7%
12/31/2022	1.15	348	399	1.25%	-16.2%	12/31/2022	1.16	0	0	1.00%	-16.0%	12/31/2022	1.17	0	0	0.75%	-15.8%
12/31/2021	1.37	470	643	1.25%	9.9%	12/31/2021	1.38	0	0	1.00%	10.1%	12/31/2021	1.39	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	0	$0	0.50%	13.6%	12/31/2025	$1.72	0	$0	0.25%	13.9%	12/31/2025	$1.75	0	$0	0.00%	14.2%
12/31/2024	1.48	0	0	0.50%	9.6%	12/31/2024	1.51	0	0	0.25%	9.9%	12/31/2024	1.53	0	0	0.00%	10.2%
12/31/2023	1.35	0	0	0.50%	14.0%	12/31/2023	1.37	0	0	0.25%	14.3%	12/31/2023	1.39	0	0	0.00%	14.6%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.2%
12/31/2021	1.41	0	0	0.50%	10.7%	12/31/2021	1.42	0	0	0.25%	11.0%	12/31/2021	1.43	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	3.1%
2023	4.5%
2022	1.9%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,802	$85,093	8,226
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$93,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,864	56,139	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$93,864	56,139

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,307
Mortality & expense charges			(1,784)
Net investment income (loss)			523

Gain (loss) on investments:
Net realized gain (loss)			16,482
Realized gain distributions			4,575
Net change in unrealized appreciation (depreciation)			(2,257)
Net gain (loss)			18,800

Increase (decrease) in net assets from operations			$19,323

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$523	$2,064
Net realized gain (loss)		16,482	122
Realized gain distributions		4,575	2,263
Net change in unrealized appreciation (depreciation)		(2,257)	6,101

Increase (decrease) in net assets from operations		19,323	10,550

Contract owner transactions:
Proceeds from units sold		27,547	23,818
Cost of units redeemed		(86,174)	-
Account charges		-	-
Increase (decrease)		(58,627)	23,818
Net increase (decrease)		(39,304)	34,368
Net assets, beginning		133,168	98,800
Net assets, ending		$93,864	$133,168

Units sold		17,720	16,699
Units redeemed		(52,274)	-
Net increase (decrease)		(34,554)	16,699
Units outstanding, beginning		90,693	73,994
Units outstanding, ending		56,139	90,693

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$830,005
Cost of units redeemed/account charges			(863,108)
Net investment income (loss)			49,139
Net realized gain (loss)			(104,930)
Realized gain distributions			174,049
Net change in unrealized appreciation (depreciation)			8,709
Net assets			$93,864

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.67	56	$94	1.25%	13.9%	12/31/2025	$1.70	0	$0	1.00%	14.2%	12/31/2025	$1.74	0	$0	0.75%	14.4%
12/31/2024	1.47	91	133	1.25%	10.0%	12/31/2024	1.49	0	0	1.00%	10.2%	12/31/2024	1.52	0	0	0.75%	10.5%
12/31/2023	1.34	74	99	1.25%	14.9%	12/31/2023	1.35	0	0	1.00%	15.2%	12/31/2023	1.37	0	0	0.75%	15.5%
12/31/2022	1.16	372	432	1.25%	-17.0%	12/31/2022	1.18	0	0	1.00%	-16.8%	12/31/2022	1.19	0	0	0.75%	-16.6%
12/31/2021	1.40	657	920	1.25%	11.3%	12/31/2021	1.41	0	0	1.00%	11.6%	12/31/2021	1.43	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	14.7%	12/31/2025	$1.81	0	$0	0.25%	15.0%	12/31/2025	$1.84	0	$0	0.00%	15.3%
12/31/2024	1.54	0	0	0.50%	10.8%	12/31/2024	1.57	0	0	0.25%	11.1%	12/31/2024	1.60	0	0	0.00%	11.4%
12/31/2023	1.39	0	0	0.50%	15.8%	12/31/2023	1.41	0	0	0.25%	16.1%	12/31/2023	1.43	0	0	0.00%	16.4%
12/31/2022	1.20	0	0	0.50%	-16.4%	12/31/2022	1.22	0	0	0.25%	-16.2%	12/31/2022	1.23	0	0	0.00%	-16.0%
12/31/2021	1.44	0	0	0.50%	12.1%	12/31/2021	1.45	0	0	0.25%	12.4%	12/31/2021	1.47	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	3.1%
2023	1.0%
2022	1.4%
2021	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,708	$113,621	10,184
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$120,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,788	68,122	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$120,788	68,122

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,515
Mortality & expense charges			(8,567)
Net investment income (loss)			(6,052)

Gain (loss) on investments:
Net realized gain (loss)			126,928
Realized gain distributions			6,896
Net change in unrealized appreciation (depreciation)			(25,250)
Net gain (loss)			108,574

Increase (decrease) in net assets from operations			$102,522

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,052)	$9,070
Net realized gain (loss)		126,928	328
Realized gain distributions		6,896	13,703
Net change in unrealized appreciation (depreciation)		(25,250)	51,147

Increase (decrease) in net assets from operations		102,522	74,248

Contract owner transactions:
Proceeds from units sold		36,086	44,080
Cost of units redeemed		(776,547)	-
Account charges		(40)	-
Increase (decrease)		(740,501)	44,080
Net increase (decrease)		(637,979)	118,328
Net assets, beginning		758,767	640,439
Net assets, ending		$120,788	$758,767

Units sold		22,237	29,737
Units redeemed		(448,670)	-
Net increase (decrease)		(426,433)	29,737
Units outstanding, beginning		494,555	464,818
Units outstanding, ending		68,122	494,555

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$615,925
Cost of units redeemed/account charges			(841,296)
Net investment income (loss)			47,706
Net realized gain (loss)			128,640
Realized gain distributions			162,726
Net change in unrealized appreciation (depreciation)			7,087
Net assets			$120,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	68	$121	1.25%	15.6%	12/31/2025	$1.81	0	$0	1.00%	15.9%	12/31/2025	$1.84	0	$0	0.75%	16.1%
12/31/2024	1.53	495	759	1.25%	11.4%	12/31/2024	1.56	0	0	1.00%	11.6%	12/31/2024	1.59	0	0	0.75%	11.9%
12/31/2023	1.38	465	640	1.25%	16.9%	12/31/2023	1.40	0	0	1.00%	17.2%	12/31/2023	1.42	0	0	0.75%	17.5%
12/31/2022	1.18	434	512	1.25%	-17.7%	12/31/2022	1.19	0	0	1.00%	-17.5%	12/31/2022	1.21	0	0	0.75%	-17.3%
12/31/2021	1.43	448	641	1.25%	12.9%	12/31/2021	1.45	0	0	1.00%	13.2%	12/31/2021	1.46	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	0	$0	0.50%	16.4%	12/31/2025	$1.91	0	$0	0.25%	16.7%	12/31/2025	$1.95	0	$0	0.00%	17.0%
12/31/2024	1.61	0	0	0.50%	12.2%	12/31/2024	1.64	0	0	0.25%	12.5%	12/31/2024	1.67	0	0	0.00%	12.8%
12/31/2023	1.44	0	0	0.50%	17.8%	12/31/2023	1.46	0	0	0.25%	18.1%	12/31/2023	1.48	0	0	0.00%	18.4%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.8%	12/31/2021	1.49	0	0	0.25%	14.0%	12/31/2021	1.50	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	2.6%
2023	2.7%
2022	1.7%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,293	$62,726	4,499
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$69,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,339	37,460	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$69,339	37,460

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,211
Mortality & expense charges			(996)
Net investment income (loss)			215

Gain (loss) on investments:
Net realized gain (loss)			8,964
Realized gain distributions			3,698
Net change in unrealized appreciation (depreciation)			(702)
Net gain (loss)			11,960

Increase (decrease) in net assets from operations			$12,175

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$215	$773
Net realized gain (loss)		8,964	85
Realized gain distributions		3,698	1,511
Net change in unrealized appreciation (depreciation)		(702)	5,818

Increase (decrease) in net assets from operations		12,175	8,187

Contract owner transactions:
Proceeds from units sold		25,599	15,578
Cost of units redeemed		(53,314)	(226)
Account charges		(120)	-
Increase (decrease)		(27,835)	15,352
Net increase (decrease)		(15,660)	23,539
Net assets, beginning		84,999	61,460
Net assets, ending		$69,339	$84,999

Units sold		14,771	10,199
Units redeemed		(30,886)	(157)
Net increase (decrease)		(16,115)	10,042
Units outstanding, beginning		53,575	43,533
Units outstanding, ending		37,460	53,575

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$129,649
Cost of units redeemed/account charges			(98,417)
Net investment income (loss)			4,825
Net realized gain (loss)			8,529
Realized gain distributions			18,186
Net change in unrealized appreciation (depreciation)			6,567
Net assets			$69,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	37	$69	1.25%	16.7%	12/31/2025	$1.89	0	$0	1.00%	17.0%	12/31/2025	$1.92	0	$0	0.75%	17.3%
12/31/2024	1.59	54	85	1.25%	12.4%	12/31/2024	1.61	0	0	1.00%	12.7%	12/31/2024	1.64	0	0	0.75%	12.9%
12/31/2023	1.41	44	61	1.25%	18.0%	12/31/2023	1.43	0	0	1.00%	18.3%	12/31/2023	1.45	0	0	0.75%	18.6%
12/31/2022	1.20	42	51	1.25%	-18.3%	12/31/2022	1.21	0	0	1.00%	-18.1%	12/31/2022	1.22	0	0	0.75%	-17.9%
12/31/2021	1.47	56	81	1.25%	14.5%	12/31/2021	1.48	0	0	1.00%	14.8%	12/31/2021	1.49	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.96	0	$0	0.50%	17.5%	12/31/2025	$2.00	0	$0	0.25%	17.8%	12/31/2025	$2.04	0	$0	0.00%	18.1%
12/31/2024	1.67	0	0	0.50%	13.2%	12/31/2024	1.70	0	0	0.25%	13.5%	12/31/2024	1.72	0	0	0.00%	13.8%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.52	0	0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-17.7%	12/31/2022	1.25	0	0	0.25%	-17.5%	12/31/2022	1.27	0	0	0.00%	-17.3%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.52	0	0	0.25%	15.6%	12/31/2021	1.53	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.3%
2023	2.8%
2022	1.3%
2021	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,808	$215,280	16,147
Receivables: investments sold	173
Payables: investments purchased	-
Net assets	$259,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$259,981	138,266	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.07
Total	$259,981	138,266

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,304
Mortality & expense charges			(3,418)
Net investment income (loss)			886

Gain (loss) on investments:
Net realized gain (loss)			13,853
Realized gain distributions			13,501
Net change in unrealized appreciation (depreciation)			16,413
Net gain (loss)			43,767

Increase (decrease) in net assets from operations			$44,653

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$886	$1,971
Net realized gain (loss)		13,853	744
Realized gain distributions		13,501	4,265
Net change in unrealized appreciation (depreciation)		16,413	19,878

Increase (decrease) in net assets from operations		44,653	26,858

Contract owner transactions:
Proceeds from units sold		26,277	22,491
Cost of units redeemed		(62,136)	(2,893)
Account charges		(40)	(80)
Increase (decrease)		(35,899)	19,518
Net increase (decrease)		8,754	46,376
Net assets, beginning		251,227	204,851
Net assets, ending		$259,981	$251,227

Units sold		15,273	14,385
Units redeemed		(33,688)	(1,870)
Net increase (decrease)		(18,415)	12,515
Units outstanding, beginning		156,681	144,166
Units outstanding, ending		138,266	156,681

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$236,879
Cost of units redeemed/account charges			(103,767)
Net investment income (loss)			13,007
Net realized gain (loss)			18,860
Realized gain distributions			50,474
Net change in unrealized appreciation (depreciation)			44,528
Net assets			$259,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.88	138	$260	1.25%	17.3%	12/31/2025	$1.92	0	$0	1.00%	17.6%	12/31/2025	$1.95	0	$0	0.75%	17.9%
12/31/2024	1.60	157	251	1.25%	12.8%	12/31/2024	1.63	0	0	1.00%	13.1%	12/31/2024	1.66	0	0	0.75%	13.4%
12/31/2023	1.42	144	205	1.25%	18.5%	12/31/2023	1.44	0	0	1.00%	18.8%	12/31/2023	1.46	0	0	0.75%	19.1%
12/31/2022	1.20	131	158	1.25%	-18.7%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.47	136	200	1.25%	15.0%	12/31/2021	1.49	0	0	1.00%	15.3%	12/31/2021	1.50	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	18.1%	12/31/2025	$2.03	0	$0	0.25%	18.4%	12/31/2025	$2.07	0	$0	0.00%	18.7%
12/31/2024	1.69	0	0	0.50%	13.7%	12/31/2024	1.71	0	0	0.25%	14.0%	12/31/2024	1.74	0	0	0.00%	14.3%
12/31/2023	1.48	0	0	0.50%	19.4%	12/31/2023	1.50	0	0	0.25%	19.7%	12/31/2023	1.53	0	0	0.00%	20.0%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.6%
12/31/2021	1.52	0	0	0.50%	15.9%	12/31/2021	1.53	0	0	0.25%	16.2%	12/31/2021	1.54	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	2.1%
2023	2.2%
2022	1.4%
2021	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,920	$100,062	6,224
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$120,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,000	63,418	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$120,000	63,418

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,852
Mortality & expense charges			(1,324)
Net investment income (loss)			528

Gain (loss) on investments:
Net realized gain (loss)			(35)
Realized gain distributions			5,414
Net change in unrealized appreciation (depreciation)			10,142
Net gain (loss)			15,521

Increase (decrease) in net assets from operations			$16,049

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$528	$664
Net realized gain (loss)		(35)	10,239
Realized gain distributions		5,414	1,890
Net change in unrealized appreciation (depreciation)		10,142	497

Increase (decrease) in net assets from operations		16,049	13,290

Contract owner transactions:
Proceeds from units sold		20,718	40,465
Cost of units redeemed		(18,142)	(58,273)
Account charges		(193)	(40)
Increase (decrease)		2,383	(17,848)
Net increase (decrease)		18,432	(4,558)
Net assets, beginning		101,568	106,126
Net assets, ending		$120,000	$101,568

Units sold		11,837	25,924
Units redeemed		(11,441)	(37,332)
Net increase (decrease)		396	(11,408)
Units outstanding, beginning		63,022	74,430
Units outstanding, ending		63,418	63,022

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$213,716
Cost of units redeemed/account charges			(166,805)
Net investment income (loss)			6,984
Net realized gain (loss)			19,307
Realized gain distributions			26,940
Net change in unrealized appreciation (depreciation)			19,858
Net assets			$120,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	63	$120	1.25%	17.4%	12/31/2025	$1.93	0	$0	1.00%	17.7%	12/31/2025	$1.97	0	$0	0.75%	18.0%
12/31/2024	1.61	63	102	1.25%	13.0%	12/31/2024	1.64	0	0	1.00%	13.3%	12/31/2024	1.67	0	0	0.75%	13.6%
12/31/2023	1.43	74	106	1.25%	18.8%	12/31/2023	1.45	0	0	1.00%	19.1%	12/31/2023	1.47	0	0	0.75%	19.4%
12/31/2022	1.20	106	127	1.25%	-18.8%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.48	99	146	1.25%	15.2%	12/31/2021	1.49	0	0	1.00%	15.5%	12/31/2021	1.51	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	18.3%	12/31/2025	$2.04	0	$0	0.25%	18.6%	12/31/2025	$2.08	0	$0	0.00%	18.9%
12/31/2024	1.69	0	0	0.50%	13.9%	12/31/2024	1.72	0	0	0.25%	14.2%	12/31/2024	1.75	0	0	0.00%	14.5%
12/31/2023	1.49	0	0	0.50%	19.6%	12/31/2023	1.51	0	0	0.25%	19.9%	12/31/2023	1.53	0	0	0.00%	20.2%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.7%
12/31/2021	1.52	0	0	0.50%	16.1%	12/31/2021	1.53	0	0	0.25%	16.4%	12/31/2021	1.55	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.8%
2023	1.7%
2022	1.5%
2021	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,415	$89,714	6,212
Receivables: investments sold	70
Payables: investments purchased	-
Net assets	$105,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,485	55,357	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.98
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$105,485	55,357

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,619
Mortality & expense charges			(1,036)
Net investment income (loss)			583

Gain (loss) on investments:
Net realized gain (loss)			255
Realized gain distributions			3,841
Net change in unrealized appreciation (depreciation)			9,261
Net gain (loss)			13,357

Increase (decrease) in net assets from operations			$13,940

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583	$471
Net realized gain (loss)		255	1,216
Realized gain distributions		3,841	933
Net change in unrealized appreciation (depreciation)		9,261	2,952

Increase (decrease) in net assets from operations		13,940	5,572

Contract owner transactions:
Proceeds from units sold		30,628	27,961
Cost of units redeemed		(1,793)	(6,107)
Account charges		(120)	(310)
Increase (decrease)		28,715	21,544
Net increase (decrease)		42,655	27,116
Net assets, beginning		62,830	35,714
Net assets, ending		$105,485	$62,830

Units sold		17,607	17,955
Units redeemed		(1,025)	(4,114)
Net increase (decrease)		16,582	13,841
Units outstanding, beginning		38,775	24,934
Units outstanding, ending		55,357	38,775

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$95,317
Cost of units redeemed/account charges			(13,130)
Net investment income (loss)			1,518
Net realized gain (loss)			871
Realized gain distributions			5,208
Net change in unrealized appreciation (depreciation)			15,701
Net assets			$105,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	55	$105	1.25%	17.6%	12/31/2025	$1.94	0	$0	1.00%	17.9%	12/31/2025	$1.98	0	$0	0.75%	18.2%
12/31/2024	1.62	39	63	1.25%	13.1%	12/31/2024	1.65	0	0	1.00%	13.4%	12/31/2024	1.68	0	0	0.75%	13.7%
12/31/2023	1.43	25	36	1.25%	19.0%	12/31/2023	1.45	0	0	1.00%	19.3%	12/31/2023	1.47	0	0	0.75%	19.6%
12/31/2022	1.20	4	5	1.25%	-18.8%	12/31/2022	1.22	0	0	1.00%	-18.6%	12/31/2022	1.23	0	0	0.75%	-18.4%
12/31/2021	1.48	3	5	1.25%	15.3%	12/31/2021	1.50	0	0	1.00%	15.6%	12/31/2021	1.51	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	0	$0	0.50%	18.5%	12/31/2025	$2.06	0	$0	0.25%	18.8%	12/31/2025	$2.10	0	$0	0.00%	19.1%
12/31/2024	1.70	0	0	0.50%	14.0%	12/31/2024	1.73	0	0	0.25%	14.3%	12/31/2024	1.76	0	0	0.00%	14.6%
12/31/2023	1.49	0	0	0.50%	19.9%	12/31/2023	1.52	0	0	0.25%	20.2%	12/31/2023	1.54	0	0	0.00%	20.5%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.28	0	0	0.00%	-17.8%
12/31/2021	1.52	0	0	0.50%	16.2%	12/31/2021	1.54	0	0	0.25%	16.5%	12/31/2021	1.55	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.3%
2023	2.9%
2022	1.6%
2021	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,787	$201,238	13,169
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$208,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,873	133,051	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.73
Total	$208,873	133,051

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,044
Mortality & expense charges			(2,386)
Net investment income (loss)			2,658

Gain (loss) on investments:
Net realized gain (loss)			(1,120)
Realized gain distributions			7,835
Net change in unrealized appreciation (depreciation)			15,966
Net gain (loss)			22,681

Increase (decrease) in net assets from operations			$25,339

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,658	$3,976
Net realized gain (loss)		(1,120)	(454)
Realized gain distributions		7,835	663
Net change in unrealized appreciation (depreciation)		15,966	17,008

Increase (decrease) in net assets from operations		25,339	21,193

Contract owner transactions:
Proceeds from units sold		24,754	34,471
Cost of units redeemed		(103,217)	(14,954)
Account charges		(149)	-
Increase (decrease)		(78,612)	19,517
Net increase (decrease)		(53,273)	40,710
Net assets, beginning		262,146	221,436
Net assets, ending		$208,873	$262,146

Units sold		17,061	25,606
Units redeemed		(73,351)	(10,699)
Net increase (decrease)		(56,290)	14,907
Units outstanding, beginning		189,341	174,434
Units outstanding, ending		133,051	189,341

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$617,361
Cost of units redeemed/account charges			(434,998)
Net investment income (loss)			23,915
Net realized gain (loss)			(59,895)
Realized gain distributions			54,941
Net change in unrealized appreciation (depreciation)			7,549
Net assets			$208,873

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	133	$209	1.25%	13.4%	12/31/2025	$1.60	0	$0	1.00%	13.7%	12/31/2025	$1.63	0	$0	0.75%	14.0%
12/31/2024	1.38	189	262	1.25%	9.1%	12/31/2024	1.41	0	0	1.00%	9.3%	12/31/2024	1.43	0	0	0.75%	9.6%
12/31/2023	1.27	174	221	1.25%	14.7%	12/31/2023	1.29	0	0	1.00%	15.0%	12/31/2023	1.31	0	0	0.75%	15.3%
12/31/2022	1.11	316	349	1.25%	-17.9%	12/31/2022	1.12	0	0	1.00%	-17.7%	12/31/2022	1.13	0	0	0.75%	-17.5%
12/31/2021	1.35	373	502	1.25%	8.7%	12/31/2021	1.36	0	0	1.00%	8.9%	12/31/2021	1.37	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.66	0	$0	0.50%	14.2%	12/31/2025	$1.69	0	$0	0.25%	14.5%	12/31/2025	$1.73	0	$0	0.00%	14.8%
12/31/2024	1.46	0	0	0.50%	9.9%	12/31/2024	1.48	0	0	0.25%	10.2%	12/31/2024	1.50	0	0	0.00%	10.4%
12/31/2023	1.32	0	0	0.50%	15.6%	12/31/2023	1.34	0	0	0.25%	15.9%	12/31/2023	1.36	0	0	0.00%	16.2%
12/31/2022	1.15	0	0	0.50%	-17.3%	12/31/2022	1.16	0	0	0.25%	-17.1%	12/31/2022	1.17	0	0	0.00%	-16.9%
12/31/2021	1.39	0	0	0.50%	9.5%	12/31/2021	1.40	0	0	0.25%	9.7%	12/31/2021	1.41	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	3.0%
2023	2.9%
2022	1.8%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$113,210
Cost of units redeemed/account charges			(119,634)
Net investment income (loss)			634
Net realized gain (loss)			4,179
Realized gain distributions			1,611
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	0	$0	1.25%	10.4%	12/31/2025	$1.43	0	$0	1.00%	10.7%	12/31/2025	$1.46	0	$0	0.75%	10.9%
12/31/2024	1.27	0	0	1.25%	6.3%	12/31/2024	1.29	0	0	1.00%	6.6%	12/31/2024	1.31	0	0	0.75%	6.8%
12/31/2023	1.20	0	0	1.25%	9.4%	12/31/2023	1.21	0	0	1.00%	9.7%	12/31/2023	1.23	0	0	0.75%	10.0%
12/31/2022	1.09	0	0	1.25%	-13.6%	12/31/2022	1.11	0	0	1.00%	-13.4%	12/31/2022	1.12	0	0	0.75%	-13.2%
12/31/2021	1.26	14	18	1.25%	5.7%	12/31/2021	1.28	0	0	1.00%	6.0%	12/31/2021	1.29	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	11.2%	12/31/2025	$1.52	0	$0	0.25%	11.5%	12/31/2025	$1.54	0	$0	0.00%	11.8%
12/31/2024	1.34	0	0	0.50%	7.1%	12/31/2024	1.36	0	0	0.25%	7.4%	12/31/2024	1.38	0	0	0.00%	7.7%
12/31/2023	1.25	0	0	0.50%	10.3%	12/31/2023	1.27	0	0	0.25%	10.5%	12/31/2023	1.28	0	0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-12.9%	12/31/2022	1.14	0	0	0.25%	-12.7%	12/31/2022	1.16	0	0	0.00%	-12.5%
12/31/2021	1.30	0	0	0.50%	6.5%	12/31/2021	1.31	0	0	0.25%	6.8%	12/31/2021	1.32	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438,020	$441,551	25,085
Receivables: investments sold	6,753
Payables: investments purchased	-
Net assets	$444,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,773	312,672	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$444,773	312,672

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,065
Mortality & expense charges			(8,061)
Net investment income (loss)			13,004

Gain (loss) on investments:
Net realized gain (loss)			13,283
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,992)
Net gain (loss)			(5,709)

Increase (decrease) in net assets from operations			$7,295

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,004	$11,795
Net realized gain (loss)		13,283	(3,639)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(18,992)	27,140

Increase (decrease) in net assets from operations		7,295	35,296

Contract owner transactions:
Proceeds from units sold		101,063	244,148
Cost of units redeemed		(315,024)	(151,500)
Account charges		(859)	(585)
Increase (decrease)		(214,820)	92,063
Net increase (decrease)		(207,525)	127,359
Net assets, beginning		652,298	524,939
Net assets, ending		$444,773	$652,298

Units sold		71,070	186,916
Units redeemed		(220,747)	(111,514)
Net increase (decrease)		(149,677)	75,402
Units outstanding, beginning		462,349	386,947
Units outstanding, ending		312,672	462,349

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,653,545
Cost of units redeemed/account charges			(1,294,729)
Net investment income (loss)			38,357
Net realized gain (loss)			26,521
Realized gain distributions			24,610
Net change in unrealized appreciation (depreciation)			(3,531)
Net assets			$444,773

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.42	313	$445	1.25%	0.8%	12/31/2025	$1.45	0	$0	1.00%	1.1%	12/31/2025	$1.47	0	$0	0.75%	1.3%
12/31/2024	1.41	462	652	1.25%	4.0%	12/31/2024	1.43	0	0	1.00%	4.3%	12/31/2024	1.46	0	0	0.75%	4.5%
12/31/2023	1.36	387	525	1.25%	10.8%	12/31/2023	1.37	0	0	1.00%	11.1%	12/31/2023	1.39	0	0	0.75%	11.4%
12/31/2022	1.22	400	490	1.25%	-29.6%	12/31/2022	1.24	0	0	1.00%	-29.4%	12/31/2022	1.25	0	0	0.75%	-29.3%
12/31/2021	1.74	279	486	1.25%	37.7%	12/31/2021	1.75	0	0	1.00%	38.0%	12/31/2021	1.77	0	0	0.75%	38.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	1.6%	12/31/2025	$1.53	0	$0	0.25%	1.8%	12/31/2025	$1.56	0	$0	0.00%	2.1%
12/31/2024	1.48	0	0	0.50%	4.8%	12/31/2024	1.50	0	0	0.25%	5.0%	12/31/2024	1.52	0	0	0.00%	5.3%
12/31/2023	1.41	0	0	0.50%	11.6%	12/31/2023	1.43	0	0	0.25%	11.9%	12/31/2023	1.45	0	0	0.00%	12.2%
12/31/2022	1.26	0	0	0.50%	-29.1%	12/31/2022	1.28	0	0	0.25%	-28.9%	12/31/2022	1.29	0	0	0.00%	-28.7%
12/31/2021	1.78	0	0	0.50%	38.7%	12/31/2021	1.80	0	0	0.25%	39.1%	12/31/2021	1.81	0	0	0.00%	39.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.3%
2023	2.8%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.90
Band 100	-	-	1.93
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.90	0	$0	1.25%	18.1%	12/31/2025	$1.93	0	$0	1.00%	18.4%	12/31/2025	$1.96	0	$0	0.75%	18.7%
12/31/2024	1.61	0	0	1.25%	13.8%	12/31/2024	1.63	0	0	1.00%	14.0%	12/31/2024	1.65	0	0	0.75%	14.3%
12/31/2023	1.41	0	0	1.25%	20.8%	12/31/2023	1.43	0	0	1.00%	21.1%	12/31/2023	1.44	0	0	0.75%	21.4%
12/31/2022	1.17	0	0	1.25%	-20.7%	12/31/2022	1.18	0	0	1.00%	-20.5%	12/31/2022	1.19	0	0	0.75%	-20.3%
12/31/2021	1.47	0	0	1.25%	15.4%	12/31/2021	1.48	0	0	1.00%	15.7%	12/31/2021	1.49	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	19.0%	12/31/2025	$2.02	0	$0	0.25%	19.3%	12/31/2025	$2.05	0	$0	0.00%	19.6%
12/31/2024	1.67	0	0	0.50%	14.6%	12/31/2024	1.69	0	0	0.25%	14.9%	12/31/2024	1.72	0	0	0.00%	15.2%
12/31/2023	1.46	0	0	0.50%	21.7%	12/31/2023	1.47	0	0	0.25%	22.0%	12/31/2023	1.49	0	0	0.00%	22.3%
12/31/2022	1.20	0	0	0.50%	-20.1%	12/31/2022	1.21	0	0	0.25%	-19.9%	12/31/2022	1.22	0	0	0.00%	-19.7%
12/31/2021	1.50	0	0	0.50%	16.2%	12/31/2021	1.51	0	0	0.25%	16.5%	12/31/2021	1.52	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	1.25%	15.5%	12/31/2025	$1.79	0	$0	1.00%	15.8%	12/31/2025	$1.82	0	$0	0.75%	16.1%
12/31/2024	1.52	0	0	1.25%	11.2%	12/31/2024	1.55	0	0	1.00%	11.5%	12/31/2024	1.57	0	0	0.75%	11.8%
12/31/2023	1.37	0	0	1.25%	17.7%	12/31/2023	1.39	0	0	1.00%	18.0%	12/31/2023	1.40	0	0	0.75%	18.3%
12/31/2022	1.16	0	0	1.25%	-19.4%	12/31/2022	1.18	0	0	1.00%	-19.2%	12/31/2022	1.19	0	0	0.75%	-19.0%
12/31/2021	1.45	0	0	1.25%	11.8%	12/31/2021	1.45	0	0	1.00%	12.1%	12/31/2021	1.46	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	0	$0	0.50%	16.4%	12/31/2025	$1.88	0	$0	0.25%	16.7%	12/31/2025	$1.91	0	$0	0.00%	17.0%
12/31/2024	1.59	0	0	0.50%	12.1%	12/31/2024	1.61	0	0	0.25%	12.3%	12/31/2024	1.64	0	0	0.00%	12.6%
12/31/2023	1.42	0	0	0.50%	18.6%	12/31/2023	1.44	0	0	0.25%	18.9%	12/31/2023	1.45	0	0	0.00%	19.2%
12/31/2022	1.20	0	0	0.50%	-18.8%	12/31/2022	1.21	0	0	0.25%	-18.6%	12/31/2022	1.22	0	0	0.00%	-18.4%
12/31/2021	1.47	0	0	0.50%	12.7%	12/31/2021	1.48	0	0	0.25%	12.9%	12/31/2021	1.49	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,306	$447,235	16,721
Receivables: investments sold	-
Payables: investments purchased	(869)
Net assets	$488,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$488,437	87,742	$5.57
Band 100	-	-	5.79
Band 75	-	-	6.03
Band 50	-	-	6.28
Band 25	-	-	6.53
Band 0	-	-	6.80
Total	$488,437	87,742

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,124
Mortality & expense charges			(11,854)
Net investment income (loss)			(5,730)

Gain (loss) on investments:
Net realized gain (loss)			158,179
Realized gain distributions			42,467
Net change in unrealized appreciation (depreciation)			(63,580)
Net gain (loss)			137,066

Increase (decrease) in net assets from operations			$131,336

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,730)	$(2,959)
Net realized gain (loss)		158,179	58,957
Realized gain distributions		42,467	150,215
Net change in unrealized appreciation (depreciation)		(63,580)	(41,716)

Increase (decrease) in net assets from operations		131,336	164,497

Contract owner transactions:
Proceeds from units sold		104,314	146,056
Cost of units redeemed		(912,054)	(352,134)
Account charges		(903)	(1,115)
Increase (decrease)		(808,643)	(207,193)
Net increase (decrease)		(677,307)	(42,696)
Net assets, beginning		1,165,744	1,208,440
Net assets, ending		$488,437	$1,165,744

Units sold		20,508	31,910
Units redeemed		(173,424)	(81,796)
Net increase (decrease)		(152,916)	(49,886)
Units outstanding, beginning		240,658	290,544
Units outstanding, ending		87,742	240,658

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,694,204
Cost of units redeemed/account charges			(13,059,994)
Net investment income (loss)			21,876
Net realized gain (loss)			1,788,814
Realized gain distributions			1,001,466
Net change in unrealized appreciation (depreciation)			42,071
Net assets			$488,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.57	88	$488	1.25%	14.9%	12/31/2025	$5.79	0	$0	1.00%	15.2%	12/31/2025	$6.03	0	$0	0.75%	15.5%
12/31/2024	4.84	241	1,166	1.25%	16.5%	12/31/2024	5.03	0	0	1.00%	16.8%	12/31/2024	5.22	0	0	0.75%	17.1%
12/31/2023	4.16	291	1,208	1.25%	20.7%	12/31/2023	4.31	0	0	1.00%	21.0%	12/31/2023	4.46	0	0	0.75%	21.3%
12/31/2022	3.45	323	1,114	1.25%	-19.0%	12/31/2022	3.56	0	0	1.00%	-18.8%	12/31/2022	3.68	0	0	0.75%	-18.6%
12/31/2021	4.25	299	1,270	1.25%	24.5%	12/31/2021	4.38	0	0	1.00%	24.8%	12/31/2021	4.52	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.28	0	$0	0.50%	15.8%	12/31/2025	$6.53	0	$0	0.25%	16.1%	12/31/2025	$6.80	0	$0	0.00%	16.4%
12/31/2024	5.42	0	0	0.50%	17.3%	12/31/2024	5.63	0	0	0.25%	17.6%	12/31/2024	5.85	0	0	0.00%	17.9%
12/31/2023	4.62	0	0	0.50%	21.6%	12/31/2023	4.79	0	0	0.25%	21.9%	12/31/2023	4.96	0	0	0.00%	22.2%
12/31/2022	3.80	0	0	0.50%	-18.4%	12/31/2022	3.93	0	0	0.25%	-18.2%	12/31/2022	4.06	0	0	0.00%	-18.0%
12/31/2021	4.66	0	0	0.50%	25.5%	12/31/2021	4.80	0	0	0.25%	25.8%	12/31/2021	4.95	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	0.9%
2023	1.4%
2022	1.2%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2065 Instl Class - 06-64H

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,741	$2,728	183
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$2,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,743	2,095	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$2,743	2,095

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36
Mortality & expense charges			(67)
Net investment income (loss)			(31)

Gain (loss) on investments:
Net realized gain (loss)			869
Realized gain distributions			60
Net change in unrealized appreciation (depreciation)			21
Net gain (loss)			950

Increase (decrease) in net assets from operations			$919

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31)	$2
Net realized gain (loss)		869	611
Realized gain distributions		60	37
Net change in unrealized appreciation (depreciation)		21	(125)

Increase (decrease) in net assets from operations		919	525

Contract owner transactions:
Proceeds from units sold		7,278	6,332
Cost of units redeemed		(8,198)	(5,698)
Account charges		(200)	(120)
Increase (decrease)		(1,120)	514
Net increase (decrease)		(201)	1,039
Net assets, beginning		2,944	1,905
Net assets, ending		$2,743	$2,944

Units sold		6,205	8,166
Units redeemed		(6,757)	(7,459)
Net increase (decrease)		(552)	707
Units outstanding, beginning		2,647	1,940
Units outstanding, ending		2,095	2,647

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,972
Cost of units redeemed/account charges			(15,791)
Net investment income (loss)			(9)
Net realized gain (loss)			1,461
Realized gain distributions			97
Net change in unrealized appreciation (depreciation)			13
Net assets			$2,743

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	2	$3	1.25%	17.7%	12/31/2025	$1.32	0	$0	1.00%	18.0%	12/31/2025	$1.34	0	$0	0.75%	18.3%
12/31/2024	1.11	3	3	1.25%	13.3%	12/31/2024	1.12	0	0	1.00%	13.6%	12/31/2024	1.13	0	0	0.75%	13.8%
12/31/2023	0.98	2	2	1.25%	19.1%	12/31/2023	0.99	0	0	1.00%	19.4%	12/31/2023	0.99	0	0	0.75%	19.7%
12/31/2022	0.82	0	0	1.25%	-18.7%	12/31/2022	0.83	0	0	1.00%	-18.5%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	0	$0	0.50%	18.6%	12/31/2025	$1.37	0	$0	0.25%	18.9%	12/31/2025	$1.38	0	$0	0.00%	19.2%
12/31/2024	1.14	0	0	0.50%	14.1%	12/31/2024	1.15	0	0	0.25%	14.4%	12/31/2024	1.16	0	0	0.00%	14.7%
12/31/2023	1.00	0	0	0.50%	20.0%	12/31/2023	1.00	0	0	0.25%	20.3%	12/31/2023	1.01	0	0	0.00%	20.6%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.7%
2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,246,847	$10,177,134	732,205
Receivables: investments sold	46,888
Payables: investments purchased	-
Net assets	$12,293,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,221,215	8,687,226	$1.41
Band 100	-	-	1.42
Band 75	72,520	50,392	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$12,293,735	8,737,618

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$281,989
Mortality & expense charges			(129,524)
Net investment income (loss)			152,465

Gain (loss) on investments:
Net realized gain (loss)			500,448
Realized gain distributions			14,335
Net change in unrealized appreciation (depreciation)			1,220,150
Net gain (loss)			1,734,933

Increase (decrease) in net assets from operations			$1,887,398

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$152,465	$95,156
Net realized gain (loss)		500,448	240,605
Realized gain distributions		14,335	-
Net change in unrealized appreciation (depreciation)		1,220,150	435,970

Increase (decrease) in net assets from operations		1,887,398	771,731

Contract owner transactions:
Proceeds from units sold		7,440,159	5,641,161
Cost of units redeemed		(5,469,107)	(3,042,751)
Account charges		(50,144)	(43,661)
Increase (decrease)		1,920,908	2,554,749
Net increase (decrease)		3,808,306	3,326,480
Net assets, beginning		8,485,429	5,158,949
Net assets, ending		$12,293,735	$8,485,429

Units sold		5,799,479	5,035,374
Units redeemed		(4,282,013)	(2,819,175)
Net increase (decrease)		1,517,466	2,216,199
Units outstanding, beginning		7,220,152	5,003,953
Units outstanding, ending		8,737,618	7,220,152

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,769,606
Cost of units redeemed/account charges			(9,635,752)
Net investment income (loss)			333,261
Net realized gain (loss)			737,060
Realized gain distributions			19,847
Net change in unrealized appreciation (depreciation)			2,069,713
Net assets			$12,293,735

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	8,687	$12,221	1.25%	19.7%	12/31/2025	$1.42	0	$0	1.00%	20.0%	12/31/2025	$1.44	50	$73	0.75%	20.3%
12/31/2024	1.18	7,180	8,438	1.25%	14.3%	12/31/2024	1.19	0	0	1.00%	14.6%	12/31/2024	1.20	40	47	0.75%	14.9%
12/31/2023	1.03	4,532	4,659	1.25%	19.7%	12/31/2023	1.03	0	0	1.00%	20.0%	12/31/2023	1.04	25	26	0.75%	20.3%
12/31/2022	0.86	1,506	1,293	1.25%	-18.6%	12/31/2022	0.86	0	0	1.00%	-18.4%	12/31/2022	0.87	12	11	0.75%	-18.2%
12/31/2021	1.06	164	173	1.25%	5.6%	12/31/2021	1.06	0	0	1.00%	5.7%	12/31/2021	1.06	2	2	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	20.6%	12/31/2025	$1.47	0	$0	0.25%	20.9%	12/31/2025	$1.49	0	$0	0.00%	21.2%
12/31/2024	1.21	0	0	0.50%	15.2%	12/31/2024	1.22	0	0	0.25%	15.5%	12/31/2024	1.23	0	0	0.00%	15.8%
12/31/2023	1.05	0	0	0.50%	20.6%	12/31/2023	1.05	0	0	0.25%	20.9%	12/31/2023	1.06	446	474	0.00%	21.2%
12/31/2022	0.87	0	0	0.50%	-18.0%	12/31/2022	0.87	0	0	0.25%	-17.8%	12/31/2022	0.88	191	168	0.00%	-17.6%
12/31/2021	1.06	0	0	0.50%	6.0%	12/31/2021	1.06	0	0	0.25%	6.1%	12/31/2021	1.06	20	22	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.5%
2023	2.9%
2022	3.1%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,260,247	$3,547,841	258,139
Receivables: investments sold	17,119
Payables: investments purchased	-
Net assets	$4,277,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,277,366	3,083,989	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$4,277,366	3,083,989

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$88,605
Mortality & expense charges			(51,220)
Net investment income (loss)			37,385

Gain (loss) on investments:
Net realized gain (loss)			318,601
Realized gain distributions			4,947
Net change in unrealized appreciation (depreciation)			403,657
Net gain (loss)			727,205

Increase (decrease) in net assets from operations			$764,590

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,385	$30,437
Net realized gain (loss)		318,601	76,272
Realized gain distributions		4,947	-
Net change in unrealized appreciation (depreciation)		403,657	152,737

Increase (decrease) in net assets from operations		764,590	259,446

Contract owner transactions:
Proceeds from units sold		2,534,846	1,861,108
Cost of units redeemed		(2,229,408)	(838,553)
Account charges		(13,406)	(11,943)
Increase (decrease)		292,032	1,010,612
Net increase (decrease)		1,056,622	1,270,058
Net assets, beginning		3,220,744	1,950,686
Net assets, ending		$4,277,366	$3,220,744

Units sold		2,007,839	1,655,575
Units redeemed		(1,697,795)	(797,555)
Net increase (decrease)		310,044	858,020
Units outstanding, beginning		2,773,945	1,915,925
Units outstanding, ending		3,083,989	2,773,945

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,475,891
Cost of units redeemed/account charges			(3,400,242)
Net investment income (loss)			95,262
Net realized gain (loss)			386,897
Realized gain distributions			7,152
Net change in unrealized appreciation (depreciation)			712,406
Net assets			$4,277,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.39	3,084	$4,277	1.25%	19.5%	12/31/2025	$1.40	0	$0	1.00%	19.8%	12/31/2025	$1.42	0	$0	0.75%	20.1%
12/31/2024	1.16	2,774	3,221	1.25%	14.0%	12/31/2024	1.17	0	0	1.00%	14.3%	12/31/2024	1.18	0	0	0.75%	14.6%
12/31/2023	1.02	1,916	1,951	1.25%	19.4%	12/31/2023	1.02	0	0	1.00%	19.7%	12/31/2023	1.03	0	0	0.75%	20.0%
12/31/2022	0.85	699	596	1.25%	-18.9%	12/31/2022	0.86	0	0	1.00%	-18.7%	12/31/2022	0.86	0	0	0.75%	-18.5%
12/31/2021	1.05	128	134	1.25%	5.1%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	0	$0	0.50%	20.4%	12/31/2025	$1.45	0	$0	0.25%	20.7%	12/31/2025	$1.47	0	$0	0.00%	21.0%
12/31/2024	1.19	0	0	0.50%	14.9%	12/31/2024	1.20	0	0	0.25%	15.2%	12/31/2024	1.21	0	0	0.00%	15.5%
12/31/2023	1.04	0	0	0.50%	20.3%	12/31/2023	1.04	0	0	0.25%	20.6%	12/31/2023	1.05	0	0	0.00%	20.9%
12/31/2022	0.86	0	0	0.50%	-18.3%	12/31/2022	0.87	0	0	0.25%	-18.1%	12/31/2022	0.87	11	10	0.00%	-17.9%
12/31/2021	1.06	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.7%	12/31/2021	1.06	2	2	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	2.3%
2023	2.7%
2022	2.6%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Retirement Class - 06-434

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$867,723	$888,008	88,272
Receivables: investments sold	-
Payables: investments purchased	(3,537)
Net assets	$864,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$864,186	754,772	$1.14
Band 100	-	-	1.19
Band 75	-	-	1.24
Band 50	-	-	1.29
Band 25	-	-	1.34
Band 0	-	-	1.39
Total	$864,186	754,772

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$34,658
Mortality & expense charges			(12,302)
Net investment income (loss)			22,356

Gain (loss) on investments:
Net realized gain (loss)			(6,910)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,758
Net gain (loss)			31,848

Increase (decrease) in net assets from operations			$54,204

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,356	$18,809
Net realized gain (loss)		(6,910)	(33,325)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,758	5,922

Increase (decrease) in net assets from operations		54,204	(8,594)

Contract owner transactions:
Proceeds from units sold		143,725	158,241
Cost of units redeemed		(311,912)	(348,369)
Account charges		(229)	(468)
Increase (decrease)		(168,416)	(190,596)
Net increase (decrease)		(114,212)	(199,190)
Net assets, beginning		978,398	1,177,588
Net assets, ending		$864,186	$978,398

Units sold		128,895	146,321
Units redeemed		(275,950)	(327,834)
Net increase (decrease)		(147,055)	(181,513)
Units outstanding, beginning		901,827	1,083,340
Units outstanding, ending		754,772	901,827

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$27,084,163
Cost of units redeemed/account charges			(26,240,821)
Net investment income (loss)			305,711
Net realized gain (loss)			(321,841)
Realized gain distributions			57,259
Net change in unrealized appreciation (depreciation)			(20,285)
Net assets			$864,186

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	755	$864	1.25%	5.5%	12/31/2025	$1.19	0	$0	1.00%	5.8%	12/31/2025	$1.24	0	$0	0.75%	6.1%
12/31/2024	1.08	902	978	1.25%	-0.2%	12/31/2024	1.13	0	0	1.00%	0.1%	12/31/2024	1.17	0	0	0.75%	0.3%
12/31/2023	1.09	1,083	1,178	1.25%	4.2%	12/31/2023	1.12	0	0	1.00%	4.4%	12/31/2023	1.16	0	0	0.75%	4.7%
12/31/2022	1.04	1,034	1,079	1.25%	-14.6%	12/31/2022	1.08	0	0	1.00%	-14.4%	12/31/2022	1.11	0	0	0.75%	-14.2%
12/31/2021	1.22	1,403	1,715	1.25%	-3.3%	12/31/2021	1.26	0	0	1.00%	-3.0%	12/31/2021	1.29	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.29	0	$0	0.50%	6.3%	12/31/2025	$1.34	0	$0	0.25%	6.6%	12/31/2025	$1.39	0	$0	0.00%	6.9%
12/31/2024	1.21	0	0	0.50%	0.6%	12/31/2024	1.26	0	0	0.25%	0.8%	12/31/2024	1.30	0	0	0.00%	1.1%
12/31/2023	1.20	0	0	0.50%	5.0%	12/31/2023	1.25	0	0	0.25%	5.2%	12/31/2023	1.29	0	0	0.00%	5.5%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.18	0	0	0.25%	-13.8%	12/31/2022	1.22	36	43	0.00%	-13.5%
12/31/2021	1.33	0	0	0.50%	-2.5%	12/31/2021	1.37	0	0	0.25%	-2.3%	12/31/2021	1.41	68	96	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	2.9%
2023	2.7%
2022	2.1%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$325,776	$267,162	23,197
Receivables: investments sold	-
Payables: investments purchased	(1,711)
Net assets	$324,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,065	190,782	$1.70
Band 100	-	-	1.75
Band 75	-	-	1.81
Band 50	-	-	1.87
Band 25	-	-	1.93
Band 0	-	-	1.99
Total	$324,065	190,782

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,990
Mortality & expense charges			(6,108)
Net investment income (loss)			1,882

Gain (loss) on investments:
Net realized gain (loss)			50,526
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			75,955
Net gain (loss)			126,481

Increase (decrease) in net assets from operations			$128,363

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,882	$6,884
Net realized gain (loss)		50,526	(12,529)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		75,955	36,701

Increase (decrease) in net assets from operations		128,363	31,056

Contract owner transactions:
Proceeds from units sold		86,681	118,328
Cost of units redeemed		(423,525)	(276,669)
Account charges		(966)	(1,087)
Increase (decrease)		(337,810)	(159,428)
Net increase (decrease)		(209,447)	(128,372)
Net assets, beginning		533,512	661,884
Net assets, ending		$324,065	$533,512

Units sold		61,973	93,104
Units redeemed		(286,283)	(219,627)
Net increase (decrease)		(224,310)	(126,523)
Units outstanding, beginning		415,092	541,615
Units outstanding, ending		190,782	415,092

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,277,993
Cost of units redeemed/account charges			(7,304,351)
Net investment income (loss)			99,061
Net realized gain (loss)			192,748
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			58,614
Net assets			$324,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	191	$324	1.25%	32.2%	12/31/2025	$1.75	0	$0	1.00%	32.5%	12/31/2025	$1.81	0	$0	0.75%	32.8%
12/31/2024	1.29	415	534	1.25%	5.2%	12/31/2024	1.32	0	0	1.00%	5.4%	12/31/2024	1.36	0	0	0.75%	5.7%
12/31/2023	1.22	542	662	1.25%	7.6%	12/31/2023	1.25	0	0	1.00%	7.8%	12/31/2023	1.29	0	0	0.75%	8.1%
12/31/2022	1.14	570	648	1.25%	-21.4%	12/31/2022	1.16	0	0	1.00%	-21.2%	12/31/2022	1.19	0	0	0.75%	-21.0%
12/31/2021	1.45	759	1,097	1.25%	-4.5%	12/31/2021	1.48	0	0	1.00%	-4.3%	12/31/2021	1.51	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	33.2%	12/31/2025	$1.93	0	$0	0.25%	33.5%	12/31/2025	$1.99	0	$0	0.00%	33.8%
12/31/2024	1.40	0	0	0.50%	6.0%	12/31/2024	1.44	0	0	0.25%	6.2%	12/31/2024	1.48	0	0	0.00%	6.5%
12/31/2023	1.32	0	0	0.50%	8.4%	12/31/2023	1.36	0	0	0.25%	8.6%	12/31/2023	1.39	0	0	0.00%	8.9%
12/31/2022	1.22	0	0	0.50%	-20.8%	12/31/2022	1.25	0	0	0.25%	-20.6%	12/31/2022	1.28	0	0	0.00%	-20.4%
12/31/2021	1.54	0	0	0.50%	-3.8%	12/31/2021	1.57	0	0	0.25%	-3.6%	12/31/2021	1.61	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.9%
2024	2.4%
2023	2.8%
2022	1.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Instl Class - 06-6H3 (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	0	$0	1.25%	18.9%	12/31/2025	$1.44	0	$0	1.00%	19.2%	12/31/2025	$1.45	0	$0	0.75%	19.5%
12/31/2024	1.20	0	0	1.25%	-0.5%	12/31/2024	1.21	0	0	1.00%	-0.3%	12/31/2024	1.21	0	0	0.75%	0.0%
12/31/2023	1.21	0	0	1.25%	14.0%	12/31/2023	1.21	0	0	1.00%	14.3%	12/31/2023	1.22	0	0	0.75%	14.6%
12/31/2022	1.06	0	0	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	6.0%	12/31/2022	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	19.8%	12/31/2025	$1.48	0	$0	0.25%	20.1%	12/31/2025	$1.49	0	$0	0.00%	20.4%
12/31/2024	1.22	0	0	0.50%	0.2%	12/31/2024	1.23	0	0	0.25%	0.5%	12/31/2024	1.24	0	0	0.00%	0.7%
12/31/2023	1.22	0	0	0.50%	14.8%	12/31/2023	1.22	0	0	0.25%	15.1%	12/31/2023	1.23	0	0	0.00%	15.4%
12/31/2022	1.06	0	0	0.50%	6.2%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Retl Adv Class - 06-6J9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(91)
Net realized gain (loss)		-	5,492
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(5,850)

Increase (decrease) in net assets from operations		-	(449)

Contract owner transactions:
Proceeds from units sold		-	1,044
Cost of units redeemed		(1)	(43,054)
Account charges		-	-
Increase (decrease)		(1)	(42,010)
Net increase (decrease)		(1)	(42,459)
Net assets, beginning		1	42,460
Net assets, ending		$-	$1

Units sold		-	952
Units redeemed		(1)	(36,247)
Net increase (decrease)		(1)	(35,295)
Units outstanding, beginning		1	35,296
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,781
Cost of units redeemed/account charges			(43,055)
Net investment income (loss)			(261)
Net realized gain (loss)			5,535
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.41	0	$0	1.25%	18.4%	12/31/2025	$1.42	0	$0	1.00%	18.7%	12/31/2025	$1.44	0	$0	0.75%	19.0%
12/31/2024	1.19	0	0	1.25%	-0.8%	12/31/2024	1.20	0	0	1.00%	-0.6%	12/31/2024	1.21	0	0	0.75%	-0.3%
12/31/2023	1.20	35	42	1.25%	13.6%	12/31/2023	1.21	0	0	1.00%	13.9%	12/31/2023	1.21	0	0	0.75%	14.2%
12/31/2022	1.06	31	33	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	5.9%	12/31/2022	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	0.50%	19.3%	12/31/2025	$1.46	0	$0	0.25%	19.6%	12/31/2025	$1.47	0	$0	0.00%	19.9%
12/31/2024	1.21	0	0	0.50%	-0.1%	12/31/2024	1.22	0	0	0.25%	0.2%	12/31/2024	1.23	0	0	0.00%	0.4%
12/31/2023	1.21	0	0	0.50%	14.5%	12/31/2023	1.22	0	0	0.25%	14.8%	12/31/2023	1.22	0	0	0.00%	15.1%
12/31/2022	1.06	0	0	0.50%	6.1%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	1.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Strategic Growth Fund A Class - 06-341

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,163	$44,110	5,086
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$54,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,119	39,491	$1.37
Band 100	-	-	1.43
Band 75	-	-	1.50
Band 50	-	-	1.57
Band 25	-	-	1.64
Band 0	-	-	1.72
Total	$54,119	39,491

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$625
Mortality & expense charges			(711)
Net investment income (loss)			(86)

Gain (loss) on investments:
Net realized gain (loss)			2,060
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,645
Net gain (loss)			5,705

Increase (decrease) in net assets from operations			$5,619

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(86)	$465
Net realized gain (loss)		2,060	385
Realized gain distributions		-	800
Net change in unrealized appreciation (depreciation)		3,645	1,178

Increase (decrease) in net assets from operations		5,619	2,828

Contract owner transactions:
Proceeds from units sold		2,242	3,038
Cost of units redeemed		(17,302)	(3,260)
Account charges		-	(8)
Increase (decrease)		(15,060)	(230)
Net increase (decrease)		(9,441)	2,598
Net assets, beginning		63,560	60,962
Net assets, ending		$54,119	$63,560

Units sold		1,717	2,513
Units redeemed		(13,961)	(2,732)
Net increase (decrease)		(12,244)	(219)
Units outstanding, beginning		51,735	51,954
Units outstanding, ending		39,491	51,735

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$329,026
Cost of units redeemed/account charges			(340,127)
Net investment income (loss)			(14,008)
Net realized gain (loss)			53,714
Realized gain distributions			15,461
Net change in unrealized appreciation (depreciation)			10,053
Net assets			$54,119

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	39	$54	1.25%	11.5%	12/31/2025	$1.43	0	$0	1.00%	11.8%	12/31/2025	$1.50	0	$0	0.75%	12.1%
12/31/2024	1.23	52	64	1.25%	4.7%	12/31/2024	1.28	0	0	1.00%	5.0%	12/31/2024	1.34	0	0	0.75%	5.2%
12/31/2023	1.17	52	61	1.25%	6.3%	12/31/2023	1.22	0	0	1.00%	6.6%	12/31/2023	1.27	0	0	0.75%	6.9%
12/31/2022	1.10	53	59	1.25%	-14.8%	12/31/2022	1.15	0	0	1.00%	-14.6%	12/31/2022	1.19	0	0	0.75%	-14.4%
12/31/2021	1.30	56	72	1.25%	10.3%	12/31/2021	1.34	0	0	1.00%	10.6%	12/31/2021	1.39	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	12.4%	12/31/2025	$1.64	0	$0	0.25%	12.7%	12/31/2025	$1.72	0	$0	0.00%	12.9%
12/31/2024	1.40	0	0	0.50%	5.5%	12/31/2024	1.46	0	0	0.25%	5.8%	12/31/2024	1.52	0	0	0.00%	6.0%
12/31/2023	1.32	0	0	0.50%	7.1%	12/31/2023	1.38	0	0	0.25%	7.4%	12/31/2023	1.44	0	0	0.00%	7.7%
12/31/2022	1.24	0	0	0.50%	-14.2%	12/31/2022	1.28	0	0	0.25%	-14.0%	12/31/2022	1.33	0	0	0.00%	-13.7%
12/31/2021	1.44	0	0	0.50%	11.1%	12/31/2021	1.49	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	2.0%
2023	1.3%
2022	0.5%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Conservative Growth Fund A Class - 06-339

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,191	$79,247	7,613
Receivables: investments sold	-
Payables: investments purchased	(58)
Net assets	$84,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,133	63,668	$1.32
Band 100	-	-	1.38
Band 75	-	-	1.45
Band 50	-	-	1.51
Band 25	-	-	1.58
Band 0	-	-	1.66
Total	$84,133	63,668

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$953
Mortality & expense charges			(1,027)
Net investment income (loss)			(74)

Gain (loss) on investments:
Net realized gain (loss)			140
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,122
Net gain (loss)			7,262

Increase (decrease) in net assets from operations			$7,188

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74)	$558
Net realized gain (loss)		140	(1,930)
Realized gain distributions		-	737
Net change in unrealized appreciation (depreciation)		7,122	3,458

Increase (decrease) in net assets from operations		7,188	2,823

Contract owner transactions:
Proceeds from units sold		2,064	4,666
Cost of units redeemed		(4,429)	(72,270)
Account charges		(118)	(47)
Increase (decrease)		(2,483)	(67,651)
Net increase (decrease)		4,705	(64,828)
Net assets, beginning		79,428	144,256
Net assets, ending		$84,133	$79,428

Units sold		1,616	3,918
Units redeemed		(3,571)	(61,057)
Net increase (decrease)		(1,955)	(57,139)
Units outstanding, beginning		65,623	122,762
Units outstanding, ending		63,668	65,623

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$625,299
Cost of units redeemed/account charges			(597,741)
Net investment income (loss)			(19,242)
Net realized gain (loss)			22,014
Realized gain distributions			48,859
Net change in unrealized appreciation (depreciation)			4,944
Net assets			$84,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.32	64	$84	1.25%	9.2%	12/31/2025	$1.38	0	$0	1.00%	9.4%	12/31/2025	$1.45	0	$0	0.75%	9.7%
12/31/2024	1.21	66	79	1.25%	3.0%	12/31/2024	1.26	0	0	1.00%	3.3%	12/31/2024	1.32	0	0	0.75%	3.5%
12/31/2023	1.18	123	144	1.25%	5.3%	12/31/2023	1.22	0	0	1.00%	5.5%	12/31/2023	1.27	0	0	0.75%	5.8%
12/31/2022	1.12	119	133	1.25%	-14.0%	12/31/2022	1.16	0	0	1.00%	-13.8%	12/31/2022	1.20	0	0	0.75%	-13.6%
12/31/2021	1.30	196	255	1.25%	6.3%	12/31/2021	1.34	0	0	1.00%	6.6%	12/31/2021	1.39	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	10.0%	12/31/2025	$1.58	0	$0	0.25%	10.3%	12/31/2025	$1.66	0	$0	0.00%	10.5%
12/31/2024	1.38	0	0	0.50%	3.8%	12/31/2024	1.44	0	0	0.25%	4.0%	12/31/2024	1.50	0	0	0.00%	4.3%
12/31/2023	1.33	0	0	0.50%	6.1%	12/31/2023	1.38	0	0	0.25%	6.3%	12/31/2023	1.44	0	0	0.00%	6.6%
12/31/2022	1.25	0	0	0.50%	-13.3%	12/31/2022	1.30	0	0	0.25%	-13.1%	12/31/2022	1.35	0	0	0.00%	-12.9%
12/31/2021	1.44	0	0	0.50%	7.1%	12/31/2021	1.49	0	0	0.25%	7.4%	12/31/2021	1.55	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.7%
2023	1.5%
2022	0.3%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap R6 Retirement Class - 06-6PW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		2	-

Contract owner transactions:
Proceeds from units sold		4	120
Cost of units redeemed		(126)	-
Account charges		-	-
Increase (decrease)		(122)	120
Net increase (decrease)		(120)	120
Net assets, beginning		120	-
Net assets, ending		$-	$120

Units sold		3	102
Units redeemed		(105)	-
Net increase (decrease)		(102)	102
Units outstanding, beginning		102	-
Units outstanding, ending		-	102

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$124
Cost of units redeemed/account charges			(126)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	1.25%	3.7%	12/31/2025	$1.22	0	$0	1.00%	3.9%	12/31/2025	$1.23	0	$0	0.75%	4.2%
12/31/2024	1.17	0	0	1.25%	7.2%	12/31/2024	1.18	0	0	1.00%	7.5%	12/31/2024	1.18	0	0	0.75%	7.8%
12/31/2023	1.09	0	0	1.25%	9.4%	12/31/2023	1.09	0	0	1.00%	9.5%	12/31/2023	1.10	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	0	$0	0.50%	4.4%	12/31/2025	$1.24	0	$0	0.25%	4.7%	12/31/2025	$1.25	0	$0	0.00%	5.0%
12/31/2024	1.18	0	0	0.50%	8.0%	12/31/2024	1.19	0	0	0.25%	8.3%	12/31/2024	1.19	0	0	0.00%	8.6%
12/31/2023	1.10	0	0	0.50%	9.7%	12/31/2023	1.10	0	0	0.25%	9.8%	12/31/2023	1.10	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Non-US Equity A Class - 06-701

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,288	$58,823	2,499
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$76,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,807	16,618	$3.12
Band 100	24,498	7,601	3.22
Band 75	-	-	3.33
Band 50	-	-	3.44
Band 25	-	-	3.56
Band 0	-	-	3.68
Total	$76,305	24,219

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$761
Mortality & expense charges			(1,003)
Net investment income (loss)			(242)

Gain (loss) on investments:
Net realized gain (loss)			8,926
Realized gain distributions			2,412
Net change in unrealized appreciation (depreciation)			10,769
Net gain (loss)			22,107

Increase (decrease) in net assets from operations			$21,865

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(242)	$318
Net realized gain (loss)		8,926	251
Realized gain distributions		2,412	1,692
Net change in unrealized appreciation (depreciation)		10,769	3,270

Increase (decrease) in net assets from operations		21,865	5,531

Contract owner transactions:
Proceeds from units sold		6,137	15,659
Cost of units redeemed		(39,528)	(1,985)
Account charges		(22)	(21)
Increase (decrease)		(33,413)	13,653
Net increase (decrease)		(11,548)	19,184
Net assets, beginning		87,853	68,669
Net assets, ending		$76,305	$87,853

Units sold		2,105	6,550
Units redeemed		(13,785)	(817)
Net increase (decrease)		(11,680)	5,733
Units outstanding, beginning		35,899	30,166
Units outstanding, ending		24,219	35,899

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$193,438
Cost of units redeemed/account charges			(168,303)
Net investment income (loss)			(1,241)
Net realized gain (loss)			(13,678)
Realized gain distributions			48,624
Net change in unrealized appreciation (depreciation)			17,465
Net assets			$76,305

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.12	17	$52	1.25%	28.2%	12/31/2025	$3.22	8	$24	1.00%	28.6%	12/31/2025	$3.33	0	$0	0.75%	28.9%
12/31/2024	2.43	28	69	1.25%	7.6%	12/31/2024	2.51	8	19	1.00%	7.8%	12/31/2024	2.59	0	0	0.75%	8.1%
12/31/2023	2.26	23	51	1.25%	21.9%	12/31/2023	2.32	8	18	1.00%	22.2%	12/31/2023	2.39	0	0	0.75%	22.5%
12/31/2022	1.85	10	19	1.25%	-18.1%	12/31/2022	1.90	8	15	1.00%	-17.9%	12/31/2022	1.95	0	0	0.75%	-17.7%
12/31/2021	2.26	10	23	1.25%	10.6%	12/31/2021	2.32	8	18	1.00%	10.9%	12/31/2021	2.37	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.44	0	$0	0.50%	29.2%	12/31/2025	$3.56	0	$0	0.25%	29.5%	12/31/2025	$3.68	0	$0	0.00%	29.9%
12/31/2024	2.67	0	0	0.50%	8.4%	12/31/2024	2.75	0	0	0.25%	8.7%	12/31/2024	2.84	0	0	0.00%	8.9%
12/31/2023	2.46	0	0	0.50%	22.8%	12/31/2023	2.53	0	0	0.25%	23.1%	12/31/2023	2.60	0	0	0.00%	23.4%
12/31/2022	2.00	0	0	0.50%	-17.5%	12/31/2022	2.06	0	0	0.25%	-17.3%	12/31/2022	2.11	0	0	0.00%	-17.1%
12/31/2021	2.43	0	0	0.50%	11.4%	12/31/2021	2.48	0	0	0.25%	11.7%	12/31/2021	2.54	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.7%
2023	1.9%
2022	1.2%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Value Fund A Class - 06-702

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,568	$23,813	2,294
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$26,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,874	7,448	$3.34
Band 100	1,692	490	3.45
Band 75	-	-	3.57
Band 50	-	-	3.69
Band 25	-	-	3.82
Band 0	-	-	3.94
Total	$26,566	7,938

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$318
Mortality & expense charges			(331)
Net investment income (loss)			(13)

Gain (loss) on investments:
Net realized gain (loss)			753
Realized gain distributions			2,951
Net change in unrealized appreciation (depreciation)			(1,674)
Net gain (loss)			2,030

Increase (decrease) in net assets from operations			$2,017

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13)	$(14)
Net realized gain (loss)		753	62
Realized gain distributions		2,951	2,073
Net change in unrealized appreciation (depreciation)		(1,674)	2,133

Increase (decrease) in net assets from operations		2,017	4,254

Contract owner transactions:
Proceeds from units sold		241	1
Cost of units redeemed		(6,332)	-
Account charges		(9)	(5)
Increase (decrease)		(6,100)	(4)
Net increase (decrease)		(4,083)	4,250
Net assets, beginning		30,649	26,399
Net assets, ending		$26,566	$30,649

Units sold		73	-
Units redeemed		(2,206)	(1)
Net increase (decrease)		(2,133)	(1)
Units outstanding, beginning		10,071	10,072
Units outstanding, ending		7,938	10,071

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,983,189
Cost of units redeemed/account charges			(2,347,445)
Net investment income (loss)			20,588
Net realized gain (loss)			184,041
Realized gain distributions			183,438
Net change in unrealized appreciation (depreciation)			2,755
Net assets			$26,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.34	7	$25	1.25%	9.9%	12/31/2025	$3.45	0	$2	1.00%	10.2%	12/31/2025	$3.57	0	$0	0.75%	10.5%
12/31/2024	3.04	10	29	1.25%	16.1%	12/31/2024	3.13	0	2	1.00%	16.4%	12/31/2024	3.23	0	0	0.75%	16.7%
12/31/2023	2.62	10	25	1.25%	9.4%	12/31/2023	2.69	0	1	1.00%	9.7%	12/31/2023	2.77	0	0	0.75%	10.0%
12/31/2022	2.39	10	23	1.25%	-4.2%	12/31/2022	2.45	0	1	1.00%	-3.9%	12/31/2022	2.52	0	0	0.75%	-3.7%
12/31/2021	2.50	15	38	1.25%	23.0%	12/31/2021	2.55	0	1	1.00%	23.4%	12/31/2021	2.61	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.69	0	$0	0.50%	10.7%	12/31/2025	$3.82	0	$0	0.25%	11.0%	12/31/2025	$3.94	0	$0	0.00%	11.3%
12/31/2024	3.33	0	0	0.50%	17.0%	12/31/2024	3.44	0	0	0.25%	17.3%	12/31/2024	3.54	0	0	0.00%	17.6%
12/31/2023	2.85	0	0	0.50%	10.2%	12/31/2023	2.93	0	0	0.25%	10.5%	12/31/2023	3.01	0	0	0.00%	10.8%
12/31/2022	2.58	0	0	0.50%	-3.4%	12/31/2022	2.65	0	0	0.25%	-3.2%	12/31/2022	2.72	0	0	0.00%	-3.0%
12/31/2021	2.68	0	0	0.50%	24.0%	12/31/2021	2.74	0	0	0.25%	24.3%	12/31/2021	2.80	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.1%
2024	1.2%
2023	1.4%
2022	1.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Y Class - 06-624

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.70
Band 100	-	-	4.87
Band 75	-	-	5.04
Band 50	-	-	5.21
Band 25	-	-	5.40
Band 0	-	-	5.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(664)
Net investment income (loss)			(664)

Gain (loss) on investments:
Net realized gain (loss)			42,061
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(35,280)
Net gain (loss)			6,781

Increase (decrease) in net assets from operations			$6,117

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(664)	$(609)
Net realized gain (loss)		42,061	334
Realized gain distributions		-	537
Net change in unrealized appreciation (depreciation)		(35,280)	15,461

Increase (decrease) in net assets from operations		6,117	15,723

Contract owner transactions:
Proceeds from units sold		2,126	4,822
Cost of units redeemed		(116,973)	(101)
Account charges		(10)	-
Increase (decrease)		(114,857)	4,721
Net increase (decrease)		(108,740)	20,444
Net assets, beginning		108,740	88,296
Net assets, ending		$-	$108,740

Units sold		524	1,256
Units redeemed		(27,007)	(25)
Net increase (decrease)		(26,483)	1,231
Units outstanding, beginning		26,483	25,252
Units outstanding, ending		-	26,483

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,288,374
Cost of units redeemed/account charges			(1,401,139)
Net investment income (loss)			(2,763)
Net realized gain (loss)			71,368
Realized gain distributions			44,160
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.70	0	$0	1.25%	14.6%	12/31/2025	$4.87	0	$0	1.00%	14.8%	12/31/2025	$5.04	0	$0	0.75%	15.1%
12/31/2024	4.11	26	109	1.25%	17.4%	12/31/2024	4.24	0	0	1.00%	17.7%	12/31/2024	4.38	0	0	0.75%	18.0%
12/31/2023	3.50	25	88	1.25%	23.6%	12/31/2023	3.60	0	0	1.00%	23.9%	12/31/2023	3.71	0	0	0.75%	24.2%
12/31/2022	2.83	25	71	1.25%	-19.2%	12/31/2022	2.91	0	0	1.00%	-19.0%	12/31/2022	2.99	0	0	0.75%	-18.8%
12/31/2021	3.50	34	119	1.25%	25.2%	12/31/2021	3.59	0	0	1.00%	25.6%	12/31/2021	3.68	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.21	0	$0	0.50%	15.4%	12/31/2025	$5.40	0	$0	0.25%	15.7%	12/31/2025	$5.58	0	$0	0.00%	16.0%
12/31/2024	4.52	0	0	0.50%	18.3%	12/31/2024	4.66	0	0	0.25%	18.6%	12/31/2024	4.81	0	0	0.00%	18.9%
12/31/2023	3.82	0	0	0.50%	24.5%	12/31/2023	3.93	0	0	0.25%	24.8%	12/31/2023	4.05	0	0	0.00%	25.1%
12/31/2022	3.07	0	0	0.50%	-18.6%	12/31/2022	3.15	0	0	0.25%	-18.4%	12/31/2022	3.24	0	0	0.00%	-18.2%
12/31/2021	3.77	0	0	0.50%	26.2%	12/31/2021	3.86	0	0	0.25%	26.5%	12/31/2021	3.95	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.6%
2023	0.4%
2022	0.1%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.40
Band 100	-	-	2.45
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.40	0	$0	1.25%	14.6%	12/31/2025	$2.45	0	$0	1.00%	14.9%	12/31/2025	$2.50	0	$0	0.75%	15.2%
12/31/2024	2.09	0	0	1.25%	17.4%	12/31/2024	2.13	0	0	1.00%	17.7%	12/31/2024	2.17	0	0	0.75%	18.0%
12/31/2023	1.78	0	0	1.25%	23.6%	12/31/2023	1.81	0	0	1.00%	23.9%	12/31/2023	1.84	0	0	0.75%	24.2%
12/31/2022	1.44	0	0	1.25%	-19.1%	12/31/2022	1.46	0	0	1.00%	-18.9%	12/31/2022	1.48	0	0	0.75%	-18.7%
12/31/2021	1.78	0	0	1.25%	25.3%	12/31/2021	1.80	0	0	1.00%	25.6%	12/31/2021	1.82	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.55	0	$0	0.50%	15.5%	12/31/2025	$2.60	0	$0	0.25%	15.7%	12/31/2025	$2.65	0	$0	0.00%	16.0%
12/31/2024	2.21	0	0	0.50%	18.3%	12/31/2024	2.25	0	0	0.25%	18.6%	12/31/2024	2.29	0	0	0.00%	18.9%
12/31/2023	1.87	0	0	0.50%	24.6%	12/31/2023	1.89	0	0	0.25%	24.9%	12/31/2023	1.92	0	0	0.00%	25.2%
12/31/2022	1.50	0	0	0.50%	-18.5%	12/31/2022	1.52	0	0	0.25%	-18.3%	12/31/2022	1.54	0	0	0.00%	-18.1%
12/31/2021	1.84	0	0	0.50%	26.2%	12/31/2021	1.86	0	0	0.25%	26.5%	12/31/2021	1.88	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.28
Band 25	-	-	2.33
Band 0	-	-	2.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	0	$0	1.25%	7.8%	12/31/2025	$2.19	0	$0	1.00%	8.1%	12/31/2025	$2.24	0	$0	0.75%	8.4%
12/31/2024	1.99	0	0	1.25%	14.5%	12/31/2024	2.03	0	0	1.00%	14.8%	12/31/2024	2.06	0	0	0.75%	15.1%
12/31/2023	1.74	0	0	1.25%	22.7%	12/31/2023	1.77	0	0	1.00%	23.0%	12/31/2023	1.79	0	0	0.75%	23.3%
12/31/2022	1.42	0	0	1.25%	-27.1%	12/31/2022	1.44	0	0	1.00%	-26.9%	12/31/2022	1.45	0	0	0.75%	-26.7%
12/31/2021	1.94	0	0	1.25%	14.4%	12/31/2021	1.96	0	0	1.00%	14.7%	12/31/2021	1.98	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	0	$0	0.50%	8.6%	12/31/2025	$2.33	0	$0	0.25%	8.9%	12/31/2025	$2.37	0	$0	0.00%	9.2%
12/31/2024	2.10	0	0	0.50%	15.4%	12/31/2024	2.14	0	0	0.25%	15.7%	12/31/2024	2.17	0	0	0.00%	15.9%
12/31/2023	1.82	0	0	0.50%	23.6%	12/31/2023	1.85	0	0	0.25%	23.9%	12/31/2023	1.88	0	0	0.00%	24.2%
12/31/2022	1.47	0	0	0.50%	-26.5%	12/31/2022	1.49	0	0	0.25%	-26.3%	12/31/2022	1.51	0	0	0.00%	-26.2%
12/31/2021	2.00	0	0	0.50%	15.3%	12/31/2021	2.02	0	0	0.25%	15.6%	12/31/2021	2.05	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,684	$4,974	137
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,684	2,577	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.39
Band 0	-	-	2.44
Total	$5,684	2,577

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(69)
Net investment income (loss)			(69)

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			530
Net change in unrealized appreciation (depreciation)			(46)
Net gain (loss)			499

Increase (decrease) in net assets from operations			$430

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(69)	$(61)
Net realized gain (loss)		15	7
Realized gain distributions		530	139
Net change in unrealized appreciation (depreciation)		(46)	597

Increase (decrease) in net assets from operations		430	682

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(1)	-
Account charges		-	(2)
Increase (decrease)		-	(2)
Net increase (decrease)		430	680
Net assets, beginning		5,254	4,574
Net assets, ending		$5,684	$5,254

Units sold		-	1
Units redeemed		-	(1)
Net increase (decrease)		-	-
Units outstanding, beginning		2,577	2,577
Units outstanding, ending		2,577	2,577

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,166
Cost of units redeemed/account charges			(532)
Net investment income (loss)			(311)
Net realized gain (loss)			(34)
Realized gain distributions			1,685
Net change in unrealized appreciation (depreciation)			710
Net assets			$5,684

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	3	$6	1.25%	8.2%	12/31/2025	$2.25	0	$0	1.00%	8.4%	12/31/2025	$2.30	0	$0	0.75%	8.7%
12/31/2024	2.04	3	5	1.25%	14.9%	12/31/2024	2.08	0	0	1.00%	15.2%	12/31/2024	2.11	0	0	0.75%	15.4%
12/31/2023	1.78	3	5	1.25%	23.2%	12/31/2023	1.80	0	0	1.00%	23.5%	12/31/2023	1.83	0	0	0.75%	23.8%
12/31/2022	1.44	3	4	1.25%	-26.8%	12/31/2022	1.46	0	0	1.00%	-26.6%	12/31/2022	1.48	0	0	0.75%	-26.4%
12/31/2021	1.97	2	5	1.25%	14.8%	12/31/2021	1.99	0	0	1.00%	15.1%	12/31/2021	2.01	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.34	0	$0	0.50%	9.0%	12/31/2025	$2.39	0	$0	0.25%	9.2%	12/31/2025	$2.44	0	$0	0.00%	9.5%
12/31/2024	2.15	0	0	0.50%	15.7%	12/31/2024	2.19	0	0	0.25%	16.0%	12/31/2024	2.23	0	0	0.00%	16.3%
12/31/2023	1.86	0	0	0.50%	24.1%	12/31/2023	1.89	0	0	0.25%	24.4%	12/31/2023	1.91	0	0	0.00%	24.7%
12/31/2022	1.50	0	0	0.50%	-26.3%	12/31/2022	1.52	0	0	0.25%	-26.1%	12/31/2022	1.53	0	0	0.00%	-25.9%
12/31/2021	2.03	0	0	0.50%	15.7%	12/31/2021	2.05	0	0	0.25%	16.0%	12/31/2021	2.07	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Large Cap Focused Fund Institutional Class - 06-3GK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,514	$40,614	686
Receivables: investments sold	-
Payables: investments purchased	(111)
Net assets	$56,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,403	22,887	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.61
Band 25	-	-	2.65
Band 0	-	-	2.70
Total	$56,403	22,887

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$260
Mortality & expense charges			(645)
Net investment income (loss)			(385)

Gain (loss) on investments:
Net realized gain (loss)			2,368
Realized gain distributions			696
Net change in unrealized appreciation (depreciation)			5,779
Net gain (loss)			8,843

Increase (decrease) in net assets from operations			$8,458

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(385)	$(388)
Net realized gain (loss)		2,368	5,624
Realized gain distributions		696	212
Net change in unrealized appreciation (depreciation)		5,779	3,975

Increase (decrease) in net assets from operations		8,458	9,423

Contract owner transactions:
Proceeds from units sold		10,329	6,090
Cost of units redeemed		(6,628)	(24,988)
Account charges		(31)	(25)
Increase (decrease)		3,670	(18,923)
Net increase (decrease)		12,128	(9,500)
Net assets, beginning		44,275	53,775
Net assets, ending		$56,403	$44,275

Units sold		4,779	3,063
Units redeemed		(2,811)	(12,413)
Net increase (decrease)		1,968	(9,350)
Units outstanding, beginning		20,919	30,269
Units outstanding, ending		22,887	20,919

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$67,678
Cost of units redeemed/account charges			(35,682)
Net investment income (loss)			(770)
Net realized gain (loss)			8,326
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			15,900
Net assets			$56,403

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	23	$56	1.25%	16.4%	12/31/2025	$2.51	0	$0	1.00%	16.7%	12/31/2025	$2.56	0	$0	0.75%	17.0%
12/31/2024	2.12	21	44	1.25%	19.1%	12/31/2024	2.15	0	0	1.00%	19.4%	12/31/2024	2.19	0	0	0.75%	19.7%
12/31/2023	1.78	30	54	1.25%	23.8%	12/31/2023	1.80	0	0	1.00%	24.1%	12/31/2023	1.83	0	0	0.75%	24.4%
12/31/2022	1.43	0	0	1.25%	-18.3%	12/31/2022	1.45	0	0	1.00%	-18.1%	12/31/2022	1.47	0	0	0.75%	-17.9%
12/31/2021	1.76	0	0	1.25%	24.1%	12/31/2021	1.77	0	0	1.00%	24.4%	12/31/2021	1.79	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.61	0	$0	0.50%	17.3%	12/31/2025	$2.65	0	$0	0.25%	17.6%	12/31/2025	$2.70	0	$0	0.00%	17.9%
12/31/2024	2.22	0	0	0.50%	20.0%	12/31/2024	2.26	0	0	0.25%	20.3%	12/31/2024	2.29	0	0	0.00%	20.6%
12/31/2023	1.85	0	0	0.50%	24.7%	12/31/2023	1.88	0	0	0.25%	25.1%	12/31/2023	1.90	0	0	0.00%	25.4%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.50	0	0	0.25%	-17.5%	12/31/2022	1.52	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	25.0%	12/31/2021	1.82	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.6%
2023	1.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund A Class - 06-619

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,495	$186,680	4,016
Receivables: investments sold	-
Payables: investments purchased	(590)
Net assets	$331,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,553	8,746	$4.52
Band 100	292,352	62,467	4.68
Band 75	-	-	4.84
Band 50	-	-	5.01
Band 25	-	-	5.19
Band 0	-	-	5.37
Total	$331,905	71,213

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$456
Mortality & expense charges			(3,770)
Net investment income (loss)			(3,314)

Gain (loss) on investments:
Net realized gain (loss)			46,548
Realized gain distributions			6,740
Net change in unrealized appreciation (depreciation)			(728)
Net gain (loss)			52,560

Increase (decrease) in net assets from operations			$49,246

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,314)	$(2,715)
Net realized gain (loss)		46,548	39,317
Realized gain distributions		6,740	1,959
Net change in unrealized appreciation (depreciation)		(728)	24,197

Increase (decrease) in net assets from operations		49,246	62,758

Contract owner transactions:
Proceeds from units sold		2	4,883
Cost of units redeemed		(106,158)	(120,906)
Account charges		(55)	(72)
Increase (decrease)		(106,211)	(116,095)
Net increase (decrease)		(56,965)	(53,337)
Net assets, beginning		388,870	442,207
Net assets, ending		$331,905	$388,870

Units sold		-	1,350
Units redeemed		(24,258)	(34,037)
Net increase (decrease)		(24,258)	(32,687)
Units outstanding, beginning		95,471	128,158
Units outstanding, ending		71,213	95,471

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,076,613
Cost of units redeemed/account charges			(2,641,795)
Net investment income (loss)			(83,492)
Net realized gain (loss)			563,351
Realized gain distributions			271,413
Net change in unrealized appreciation (depreciation)			145,815
Net assets			$331,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.52	9	$40	1.25%	14.2%	12/31/2025	$4.68	62	$292	1.00%	14.5%	12/31/2025	$4.84	0	$0	0.75%	14.8%
12/31/2024	3.96	10	41	1.25%	17.1%	12/31/2024	4.09	85	348	1.00%	17.4%	12/31/2024	4.22	0	0	0.75%	17.7%
12/31/2023	3.38	40	136	1.25%	23.2%	12/31/2023	3.48	88	306	1.00%	23.5%	12/31/2023	3.59	0	0	0.75%	23.8%
12/31/2022	2.74	61	166	1.25%	-19.4%	12/31/2022	2.82	93	263	1.00%	-19.2%	12/31/2022	2.90	0	0	0.75%	-19.0%
12/31/2021	3.41	173	589	1.25%	24.9%	12/31/2021	3.49	106	371	1.00%	25.2%	12/31/2021	3.58	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.01	0	$0	0.50%	15.1%	12/31/2025	$5.19	0	$0	0.25%	15.4%	12/31/2025	$5.37	0	$0	0.00%	15.7%
12/31/2024	4.36	0	0	0.50%	18.0%	12/31/2024	4.50	0	0	0.25%	18.3%	12/31/2024	4.64	0	0	0.00%	18.6%
12/31/2023	3.69	0	0	0.50%	24.1%	12/31/2023	3.80	0	0	0.25%	24.4%	12/31/2023	3.91	0	0	0.00%	24.7%
12/31/2022	2.97	0	0	0.50%	-18.8%	12/31/2022	3.06	0	0	0.25%	-18.6%	12/31/2022	3.14	0	0	0.00%	-18.4%
12/31/2021	3.66	0	0	0.50%	25.8%	12/31/2021	3.75	0	0	0.25%	26.1%	12/31/2021	3.85	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Small Company Fund R Class - 06-4PF (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	0	$0	1.25%	8.6%	12/31/2025	$1.87	0	$0	1.00%	8.9%	12/31/2025	$1.89	0	$0	0.75%	9.2%
12/31/2024	1.70	0	0	1.25%	12.2%	12/31/2024	1.72	0	0	1.00%	12.5%	12/31/2024	1.73	0	0	0.75%	12.8%
12/31/2023	1.51	0	0	1.25%	14.9%	12/31/2023	1.52	0	0	1.00%	15.2%	12/31/2023	1.54	0	0	0.75%	15.5%
12/31/2022	1.32	0	0	1.25%	-15.4%	12/31/2022	1.32	0	0	1.00%	-15.2%	12/31/2022	1.33	0	0	0.75%	-15.0%
12/31/2021	1.56	0	0	1.25%	22.1%	12/31/2021	1.56	0	0	1.00%	22.4%	12/31/2021	1.56	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	9.4%	12/31/2025	$1.94	0	$0	0.25%	9.7%	12/31/2025	$1.97	0	$0	0.00%	10.0%
12/31/2024	1.75	0	0	0.50%	13.1%	12/31/2024	1.77	0	0	0.25%	13.4%	12/31/2024	1.79	0	0	0.00%	13.6%
12/31/2023	1.55	0	0	0.50%	15.8%	12/31/2023	1.56	0	0	0.25%	16.1%	12/31/2023	1.57	0	0	0.00%	16.3%
12/31/2022	1.34	0	0	0.50%	-14.7%	12/31/2022	1.35	0	0	0.25%	-14.5%	12/31/2022	1.35	0	0	0.00%	-14.3%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.57	0	0	0.25%	23.4%	12/31/2021	1.58	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth R6 Class - 06-4Y4

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,294	$17,104	413
Receivables: investments sold	880
Payables: investments purchased	-
Net assets	$17,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,174	14,452	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$17,174	14,452

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(162)
Net investment income (loss)			(162)

Gain (loss) on investments:
Net realized gain (loss)			(119)
Realized gain distributions			1,514
Net change in unrealized appreciation (depreciation)			(492)
Net gain (loss)			903

Increase (decrease) in net assets from operations			$741

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162)	$(4)
Net realized gain (loss)		(119)	-
Realized gain distributions		1,514	-
Net change in unrealized appreciation (depreciation)		(492)	(318)

Increase (decrease) in net assets from operations		741	(322)

Contract owner transactions:
Proceeds from units sold		8,080	11,847
Cost of units redeemed		(3,067)	-
Account charges		(89)	(16)
Increase (decrease)		4,924	11,831
Net increase (decrease)		5,665	11,509
Net assets, beginning		11,509	-
Net assets, ending		$17,174	$11,509

Units sold		6,882	10,498
Units redeemed		(2,913)	(15)
Net increase (decrease)		3,969	10,483
Units outstanding, beginning		10,483	-
Units outstanding, ending		14,452	10,483

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,927
Cost of units redeemed/account charges			(3,172)
Net investment income (loss)			(166)
Net realized gain (loss)			(119)
Realized gain distributions			1,514
Net change in unrealized appreciation (depreciation)			(810)
Net assets			$17,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	14	$17	1.25%	8.2%	12/31/2025	$1.20	0	$0	1.00%	8.5%	12/31/2025	$1.22	0	$0	0.75%	8.8%
12/31/2024	1.10	10	12	1.25%	15.0%	12/31/2024	1.11	0	0	1.00%	15.3%	12/31/2024	1.12	0	0	0.75%	15.6%
12/31/2023	0.95	0	0	1.25%	23.3%	12/31/2023	0.96	0	0	1.00%	23.6%	12/31/2023	0.97	0	0	0.75%	23.9%
12/31/2022	0.77	0	0	1.25%	-26.7%	12/31/2022	0.78	0	0	1.00%	-26.6%	12/31/2022	0.78	0	0	0.75%	-26.4%
12/31/2021	1.06	0	0	1.25%	5.7%	12/31/2021	1.06	0	0	1.00%	5.8%	12/31/2021	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	0	$0	0.50%	9.1%	12/31/2025	$1.24	0	$0	0.25%	9.3%	12/31/2025	$1.26	0	$0	0.00%	9.6%
12/31/2024	1.13	0	0	0.50%	15.9%	12/31/2024	1.14	0	0	0.25%	16.2%	12/31/2024	1.15	0	0	0.00%	16.5%
12/31/2023	0.97	0	0	0.50%	24.2%	12/31/2023	0.98	0	0	0.25%	24.5%	12/31/2023	0.98	0	0	0.00%	24.8%
12/31/2022	0.78	0	0	0.50%	-26.2%	12/31/2022	0.79	0	0	0.25%	-26.0%	12/31/2022	0.79	0	0	0.00%	-25.8%
12/31/2021	1.06	0	0	0.50%	6.1%	12/31/2021	1.06	0	0	0.25%	6.2%	12/31/2021	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Growth Opportunities Fund A Class - 06-699

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$289,444	$229,597	5,787
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$289,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,182	26,670	$5.89
Band 100	132,252	21,706	6.09
Band 75	-	-	6.30
Band 50	-	-	6.51
Band 25	-	-	6.73
Band 0	-	-	6.96
Total	$289,434	48,376

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,998)
Net investment income (loss)			(3,998)

Gain (loss) on investments:
Net realized gain (loss)			53,046
Realized gain distributions			46,794
Net change in unrealized appreciation (depreciation)			(42,763)
Net gain (loss)			57,077

Increase (decrease) in net assets from operations			$53,079

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,998)	$(3,751)
Net realized gain (loss)		53,046	5,094
Realized gain distributions		46,794	20,222
Net change in unrealized appreciation (depreciation)		(42,763)	62,588

Increase (decrease) in net assets from operations		53,079	84,153

Contract owner transactions:
Proceeds from units sold		23,841	(2)
Cost of units redeemed		(134,849)	(12,708)
Account charges		(9)	(24)
Increase (decrease)		(111,017)	(12,734)
Net increase (decrease)		(57,938)	71,419
Net assets, beginning		347,372	275,953
Net assets, ending		$289,434	$347,372

Units sold		4,572	1
Units redeemed		(24,015)	(2,688)
Net increase (decrease)		(19,443)	(2,687)
Units outstanding, beginning		67,819	70,506
Units outstanding, ending		48,376	67,819

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$561,015
Cost of units redeemed/account charges			(731,272)
Net investment income (loss)			(39,924)
Net realized gain (loss)			129,772
Realized gain distributions			309,996
Net change in unrealized appreciation (depreciation)			59,847
Net assets			$289,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$5.89	27	$157	1.25%	16.2%	12/31/2025	$6.09	22	$132	1.00%	16.5%	12/31/2025	$6.30	0	$0	0.75%	16.8%
12/31/2024	5.07	46	234	1.25%	30.7%	12/31/2024	5.23	22	114	1.00%	31.0%	12/31/2024	5.39	0	0	0.75%	31.4%
12/31/2023	3.88	49	189	1.25%	40.9%	12/31/2023	3.99	22	87	1.00%	41.3%	12/31/2023	4.11	0	0	0.75%	41.6%
12/31/2022	2.75	52	142	1.25%	-29.5%	12/31/2022	2.83	17	48	1.00%	-29.3%	12/31/2022	2.90	0	0	0.75%	-29.1%
12/31/2021	3.90	52	203	1.25%	21.2%	12/31/2021	4.00	17	67	1.00%	21.5%	12/31/2021	4.09	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$6.51	0	$0	0.50%	17.1%	12/31/2025	$6.73	0	$0	0.25%	17.4%	12/31/2025	$6.96	0	$0	0.00%	17.7%
12/31/2024	5.56	0	0	0.50%	31.7%	12/31/2024	5.74	0	0	0.25%	32.0%	12/31/2024	5.92	0	0	0.00%	32.4%
12/31/2023	4.22	0	0	0.50%	42.0%	12/31/2023	4.34	0	0	0.25%	42.3%	12/31/2023	4.47	0	0	0.00%	42.7%
12/31/2022	2.97	0	0	0.50%	-29.0%	12/31/2022	3.05	0	0	0.25%	-28.8%	12/31/2022	3.13	0	0	0.00%	-28.6%
12/31/2021	4.19	0	0	0.50%	22.1%	12/31/2021	4.29	0	0	0.25%	22.4%	12/31/2021	4.39	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Flexible Income Fund A Class - 06-703

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,900	$81,958	8,088
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$83,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,824	47,370	$1.35
Band 100	20,059	14,400	1.39
Band 75	-	-	1.44
Band 50	-	-	1.49
Band 25	-	-	1.54
Band 0	-	-	1.59
Total	$83,883	61,770

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,405
Mortality & expense charges			(1,705)
Net investment income (loss)			4,700

Gain (loss) on investments:
Net realized gain (loss)			1,412
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(473)
Net gain (loss)			939

Increase (decrease) in net assets from operations			$5,639

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,700	$4,552
Net realized gain (loss)		1,412	164
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(473)	1,120

Increase (decrease) in net assets from operations		5,639	5,836

Contract owner transactions:
Proceeds from units sold		15,191	5,419
Cost of units redeemed		(113,709)	(7,702)
Account charges		(4)	(4)
Increase (decrease)		(98,522)	(2,287)
Net increase (decrease)		(92,883)	3,549
Net assets, beginning		176,766	173,217
Net assets, ending		$83,883	$176,766

Units sold		11,238	4,321
Units redeemed		(86,936)	(5,964)
Net increase (decrease)		(75,698)	(1,643)
Units outstanding, beginning		137,468	139,111
Units outstanding, ending		61,770	137,468

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$638,713
Cost of units redeemed/account charges			(606,036)
Net investment income (loss)			53,268
Net realized gain (loss)			(5,678)
Realized gain distributions			1,674
Net change in unrealized appreciation (depreciation)			1,942
Net assets			$83,883

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.35	47	$64	1.25%	4.9%	12/31/2025	$1.39	14	$20	1.00%	5.1%	12/31/2025	$1.44	0	$0	0.75%	5.4%
12/31/2024	1.28	134	172	1.25%	3.3%	12/31/2024	1.33	3	4	1.00%	3.5%	12/31/2024	1.37	0	0	0.75%	3.8%
12/31/2023	1.24	136	169	1.25%	6.4%	12/31/2023	1.28	3	4	1.00%	6.7%	12/31/2023	1.32	0	0	0.75%	6.9%
12/31/2022	1.17	46	54	1.25%	-9.5%	12/31/2022	1.20	4	4	1.00%	-9.3%	12/31/2022	1.23	0	0	0.75%	-9.1%
12/31/2021	1.29	46	60	1.25%	1.6%	12/31/2021	1.32	4	5	1.00%	1.8%	12/31/2021	1.35	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.49	0	$0	0.50%	5.7%	12/31/2025	$1.54	0	$0	0.25%	5.9%	12/31/2025	$1.59	0	$0	0.00%	6.2%
12/31/2024	1.41	0	0	0.50%	4.0%	12/31/2024	1.45	0	0	0.25%	4.3%	12/31/2024	1.50	0	0	0.00%	4.6%
12/31/2023	1.35	0	0	0.50%	7.2%	12/31/2023	1.39	0	0	0.25%	7.5%	12/31/2023	1.43	0	0	0.00%	7.7%
12/31/2022	1.26	0	0	0.50%	-8.9%	12/31/2022	1.30	0	0	0.25%	-8.6%	12/31/2022	1.33	0	0	0.00%	-8.4%
12/31/2021	1.39	0	0	0.50%	2.3%	12/31/2021	1.42	0	0	0.25%	2.6%	12/31/2021	1.45	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	3.9%
2023	3.2%
2022	3.0%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Trgt Retire 2070 Inv Class - 06-6MJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$802,089	$738,821	25,260
Receivables: investments sold	1,685
Payables: investments purchased	-
Net assets	$803,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$803,774	522,472	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$803,774	522,472

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$13,825
Mortality & expense charges			(6,361)
Net investment income (loss)			7,464

Gain (loss) on investments:
Net realized gain (loss)			24,535
Realized gain distributions			192
Net change in unrealized appreciation (depreciation)			60,717
Net gain (loss)			85,444

Increase (decrease) in net assets from operations			$92,908

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,464	$2,957
Net realized gain (loss)		24,535	5,795
Realized gain distributions		192	6
Net change in unrealized appreciation (depreciation)		60,717	(155)

Increase (decrease) in net assets from operations		92,908	8,603

Contract owner transactions:
Proceeds from units sold		674,750	235,007
Cost of units redeemed		(188,689)	(34,478)
Account charges		(20,046)	(15,165)
Increase (decrease)		466,015	185,364
Net increase (decrease)		558,923	193,967
Net assets, beginning		244,851	50,884
Net assets, ending		$803,774	$244,851

Units sold		478,023	186,512
Units redeemed		(146,409)	(40,536)
Net increase (decrease)		331,614	145,976
Units outstanding, beginning		190,858	44,882
Units outstanding, ending		522,472	190,858

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$961,662
Cost of units redeemed/account charges			(262,875)
Net investment income (loss)			11,046
Net realized gain (loss)			30,475
Realized gain distributions			198
Net change in unrealized appreciation (depreciation)			63,268
Net assets			$803,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	522	$804	1.25%	19.9%	12/31/2025	$1.55	0	$0	1.00%	20.2%	12/31/2025	$1.56	0	$0	0.75%	20.5%
12/31/2024	1.28	191	245	1.25%	13.2%	12/31/2024	1.29	0	0	1.00%	13.4%	12/31/2024	1.29	0	0	0.75%	13.7%
12/31/2023	1.13	45	51	1.25%	13.4%	12/31/2023	1.14	0	0	1.00%	13.6%	12/31/2023	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	0	$0	0.50%	20.8%	12/31/2025	$1.58	0	$0	0.25%	21.1%	12/31/2025	$1.59	0	$0	0.00%	21.4%
12/31/2024	1.30	0	0	0.50%	14.0%	12/31/2024	1.31	0	0	0.25%	14.3%	12/31/2024	1.31	0	0	0.00%	14.6%
12/31/2023	1.14	0	0	0.50%	14.1%	12/31/2023	1.14	0	0	0.25%	14.3%	12/31/2023	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.6%
2024	2.9%
2023	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Index Adm Institutional Class - 06-6N6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,267	$253,262	4,173
Receivables: investments sold	266
Payables: investments purchased	-
Net assets	$262,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,533	231,967	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$262,533	231,967

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,327
Mortality & expense charges			(2,380)
Net investment income (loss)			3,947

Gain (loss) on investments:
Net realized gain (loss)			1,434
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,019
Net gain (loss)			11,453

Increase (decrease) in net assets from operations			$15,400

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,947	$2,379
Net realized gain (loss)		1,434	19
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,019	(215)

Increase (decrease) in net assets from operations		15,400	2,183

Contract owner transactions:
Proceeds from units sold		180,422	139,132
Cost of units redeemed		(77,024)	(12,026)
Account charges		(63)	(58)
Increase (decrease)		103,335	127,048
Net increase (decrease)		118,735	129,231
Net assets, beginning		143,798	14,567
Net assets, ending		$262,533	$143,798

Units sold		166,687	130,944
Units redeemed		(69,285)	(10,725)
Net increase (decrease)		97,402	120,219
Units outstanding, beginning		134,565	14,346
Units outstanding, ending		231,967	134,565

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$337,655
Cost of units redeemed/account charges			(91,980)
Net investment income (loss)			6,524
Net realized gain (loss)			1,329
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,005
Net assets			$262,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	232	$263	1.25%	5.9%	12/31/2025	$1.14	0	$0	1.00%	6.2%	12/31/2025	$1.15	0	$0	0.75%	6.4%
12/31/2024	1.07	135	144	1.25%	5.2%	12/31/2024	1.07	0	0	1.00%	5.5%	12/31/2024	1.08	0	0	0.75%	5.8%
12/31/2023	1.02	14	15	1.25%	1.5%	12/31/2023	1.02	0	0	1.00%	1.7%	12/31/2023	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	6.7%	12/31/2025	$1.16	0	$0	0.25%	7.0%	12/31/2025	$1.17	0	$0	0.00%	7.2%
12/31/2024	1.08	0	0	0.50%	6.0%	12/31/2024	1.09	0	0	0.25%	6.3%	12/31/2024	1.09	0	0	0.00%	6.6%
12/31/2023	1.02	0	0	0.50%	2.1%	12/31/2023	1.02	0	0	0.25%	2.2%	12/31/2023	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	4.7%
2023	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vangaurd Intl Divd Gr Inv Class - 06-6TP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	1.25%	17.3%	12/31/2025	$1.15	0	$0	1.00%	17.6%	12/31/2025	$1.15	0	$0	0.75%	17.9%
12/31/2024	0.97	0	0	1.25%	-4.2%	12/31/2024	0.97	0	0	1.00%	-4.0%	12/31/2024	0.98	0	0	0.75%	-3.8%
12/31/2023	1.01	0	0	1.25%	1.5%	12/31/2023	1.01	0	0	1.00%	1.5%	12/31/2023	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.16	0	$0	0.50%	18.2%	12/31/2025	$1.16	0	$0	0.25%	18.5%	12/31/2025	$1.17	0	$0	0.00%	18.8%
12/31/2024	0.98	0	0	0.50%	-3.5%	12/31/2024	0.98	0	0	0.25%	-3.3%	12/31/2024	0.98	0	0	0.00%	-3.0%
12/31/2023	1.02	0	0	0.50%	1.5%	12/31/2023	1.02	0	0	0.25%	1.5%	12/31/2023	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Balanced Index Fund Admiral Class - 06-FJC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,266,116	$2,751,003	63,062
Receivables: investments sold	1,131
Payables: investments purchased	-
Net assets	$3,267,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,267,247	1,610,703	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$3,267,247	1,610,703

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$105,237
Mortality & expense charges			(60,266)
Net investment income (loss)			44,971

Gain (loss) on investments:
Net realized gain (loss)			701,328
Realized gain distributions			166,962
Net change in unrealized appreciation (depreciation)			(407,224)
Net gain (loss)			461,066

Increase (decrease) in net assets from operations			$506,037

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,971	$60,203
Net realized gain (loss)		701,328	91,597
Realized gain distributions		166,962	206,800
Net change in unrealized appreciation (depreciation)		(407,224)	448,388

Increase (decrease) in net assets from operations		506,037	806,988

Contract owner transactions:
Proceeds from units sold		387,554	563,088
Cost of units redeemed		(4,432,668)	(687,427)
Account charges		(6,910)	(10,674)
Increase (decrease)		(4,052,024)	(135,013)
Net increase (decrease)		(3,545,987)	671,975
Net assets, beginning		6,813,234	6,141,259
Net assets, ending		$3,267,247	$6,813,234

Units sold		210,447	337,094
Units redeemed		(2,368,155)	(412,531)
Net increase (decrease)		(2,157,708)	(75,437)
Units outstanding, beginning		3,768,411	3,843,848
Units outstanding, ending		1,610,703	3,768,411

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,595,849
Cost of units redeemed/account charges			(24,536,545)
Net investment income (loss)			393,579
Net realized gain (loss)			2,388,376
Realized gain distributions			910,875
Net change in unrealized appreciation (depreciation)			515,113
Net assets			$3,267,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	1,611	$3,267	1.25%	12.2%	12/31/2025	$2.07	0	$0	1.00%	12.5%	12/31/2025	$2.12	0	$0	0.75%	12.8%
12/31/2024	1.81	3,768	6,813	1.25%	13.2%	12/31/2024	1.84	0	0	1.00%	13.4%	12/31/2024	1.88	0	0	0.75%	13.7%
12/31/2023	1.60	3,844	6,141	1.25%	16.1%	12/31/2023	1.63	0	0	1.00%	16.4%	12/31/2023	1.66	0	0	0.75%	16.7%
12/31/2022	1.38	6,072	8,354	1.25%	-17.9%	12/31/2022	1.40	0	0	1.00%	-17.7%	12/31/2022	1.42	0	0	0.75%	-17.5%
12/31/2021	1.68	6,096	10,219	1.25%	12.8%	12/31/2021	1.70	24	40	1.00%	13.1%	12/31/2021	1.72	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	13.0%	12/31/2025	$2.22	0	$0	0.25%	13.3%	12/31/2025	$2.27	0	$0	0.00%	13.6%
12/31/2024	1.92	0	0	0.50%	14.0%	12/31/2024	1.96	0	0	0.25%	14.3%	12/31/2024	2.00	0	0	0.00%	14.6%
12/31/2023	1.68	0	0	0.50%	17.0%	12/31/2023	1.71	0	0	0.25%	17.3%	12/31/2023	1.75	0	0	0.00%	17.6%
12/31/2022	1.44	0	0	0.50%	-17.3%	12/31/2022	1.46	0	0	0.25%	-17.1%	12/31/2022	1.48	0	0	0.00%	-16.9%
12/31/2021	1.74	0	0	0.50%	13.6%	12/31/2021	1.76	0	0	0.25%	13.9%	12/31/2021	1.79	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.2%
2023	2.0%
2022	1.7%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Developed Markets Index Fund Admiral Class - 06-FJF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,849,388	$10,586,789	678,266
Receivables: investments sold	-
Payables: investments purchased	(236,589)
Net assets	$13,612,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,612,799	6,798,975	$2.00
Band 100	-	-	2.05
Band 75	-	-	2.09
Band 50	-	-	2.14
Band 25	-	-	2.19
Band 0	-	-	2.24
Total	$13,612,799	6,798,975

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$452,073
Mortality & expense charges			(161,797)
Net investment income (loss)			290,276

Gain (loss) on investments:
Net realized gain (loss)			822,640
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,630,867
Net gain (loss)			3,453,507

Increase (decrease) in net assets from operations			$3,743,783

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$290,276	$222,044
Net realized gain (loss)		822,640	207,632
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,630,867	(332,150)

Increase (decrease) in net assets from operations		3,743,783	97,526

Contract owner transactions:
Proceeds from units sold		3,515,708	3,163,574
Cost of units redeemed		(5,376,506)	(2,349,271)
Account charges		(8,679)	(8,289)
Increase (decrease)		(1,869,477)	806,014
Net increase (decrease)		1,874,306	903,540
Net assets, beginning		11,738,493	10,834,953
Net assets, ending		$13,612,799	$11,738,493

Units sold		2,038,003	2,086,336
Units redeemed		(3,065,739)	(1,610,838)
Net increase (decrease)		(1,027,736)	475,498
Units outstanding, beginning		7,826,711	7,351,213
Units outstanding, ending		6,798,975	7,826,711

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$26,696,501
Cost of units redeemed/account charges			(19,142,044)
Net investment income (loss)			1,348,527
Net realized gain (loss)			1,447,216
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,262,599
Net assets			$13,612,799

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	6,799	$13,613	1.25%	33.5%	12/31/2025	$2.05	0	$0	1.00%	33.8%	12/31/2025	$2.09	0	$0	0.75%	34.2%
12/31/2024	1.50	7,827	11,738	1.25%	1.8%	12/31/2024	1.53	0	0	1.00%	2.0%	12/31/2024	1.56	0	0	0.75%	2.3%
12/31/2023	1.47	7,351	10,835	1.25%	16.2%	12/31/2023	1.50	0	0	1.00%	16.5%	12/31/2023	1.53	0	0	0.75%	16.8%
12/31/2022	1.27	7,110	9,017	1.25%	-16.4%	12/31/2022	1.29	0	0	1.00%	-16.2%	12/31/2022	1.31	57	74	0.75%	-16.0%
12/31/2021	1.52	6,819	10,340	1.25%	10.0%	12/31/2021	1.54	0	0	1.00%	10.3%	12/31/2021	1.56	57	89	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	0	$0	0.50%	34.5%	12/31/2025	$2.19	0	$0	0.25%	34.8%	12/31/2025	$2.24	0	$0	0.00%	35.2%
12/31/2024	1.59	0	0	0.50%	2.5%	12/31/2024	1.63	0	0	0.25%	2.8%	12/31/2024	1.66	0	0	0.00%	3.0%
12/31/2023	1.55	0	0	0.50%	17.1%	12/31/2023	1.58	0	0	0.25%	17.4%	12/31/2023	1.61	0	0	0.00%	17.7%
12/31/2022	1.33	0	0	0.50%	-15.7%	12/31/2022	1.35	0	0	0.25%	-15.5%	12/31/2022	1.37	0	0	0.00%	-15.3%
12/31/2021	1.58	0	0	0.50%	10.9%	12/31/2021	1.60	0	0	0.25%	11.1%	12/31/2021	1.62	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	3.2%
2023	3.3%
2022	2.6%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,634,439	$3,062,318	81,635
Receivables: investments sold	7,336
Payables: investments purchased	-
Net assets	$3,641,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,641,775	2,133,622	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$3,641,775	2,133,622

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$102,665
Mortality & expense charges			(46,721)
Net investment income (loss)			55,944

Gain (loss) on investments:
Net realized gain (loss)			225,660
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			511,278
Net gain (loss)			736,938

Increase (decrease) in net assets from operations			$792,882

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,944	$52,073
Net realized gain (loss)		225,660	(20,738)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		511,278	203,076

Increase (decrease) in net assets from operations		792,882	234,411

Contract owner transactions:
Proceeds from units sold		2,172,781	975,389
Cost of units redeemed		(2,252,508)	(874,110)
Account charges		(4,072)	(4,207)
Increase (decrease)		(83,799)	97,072
Net increase (decrease)		709,083	331,483
Net assets, beginning		2,932,692	2,601,209
Net assets, ending		$3,641,775	$2,932,692

Units sold		1,492,242	730,957
Units redeemed		(1,475,442)	(671,905)
Net increase (decrease)		16,800	59,052
Units outstanding, beginning		2,116,822	2,057,770
Units outstanding, ending		2,133,622	2,116,822

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,555,520
Cost of units redeemed/account charges			(7,012,242)
Net investment income (loss)			320,352
Net realized gain (loss)			206,024
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			572,121
Net assets			$3,641,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	2,134	$3,642	1.25%	23.2%	12/31/2025	$1.75	0	$0	1.00%	23.5%	12/31/2025	$1.79	0	$0	0.75%	23.8%
12/31/2024	1.39	2,117	2,933	1.25%	9.6%	12/31/2024	1.41	0	0	1.00%	9.9%	12/31/2024	1.44	0	0	0.75%	10.1%
12/31/2023	1.26	2,058	2,601	1.25%	7.8%	12/31/2023	1.29	0	0	1.00%	8.1%	12/31/2023	1.31	0	0	0.75%	8.4%
12/31/2022	1.17	1,667	1,954	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.44	1,363	1,968	1.25%	-0.4%	12/31/2021	1.46	0	0	1.00%	-0.1%	12/31/2021	1.48	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.83	0	$0	0.50%	24.1%	12/31/2025	$1.87	0	$0	0.25%	24.4%	12/31/2025	$1.91	0	$0	0.00%	24.7%
12/31/2024	1.47	0	0	0.50%	10.4%	12/31/2024	1.50	0	0	0.25%	10.7%	12/31/2024	1.53	0	0	0.00%	11.0%
12/31/2023	1.33	0	0	0.50%	8.6%	12/31/2023	1.36	0	0	0.25%	8.9%	12/31/2023	1.38	0	0	0.00%	9.2%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.25	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	0.4%	12/31/2021	1.52	0	0	0.25%	0.6%	12/31/2021	1.54	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.1%
2024	3.1%
2023	3.8%
2022	3.8%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Fund Admiral Class - 06-FJH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$674,409	$632,647	7,247
Receivables: investments sold	426
Payables: investments purchased	-
Net assets	$674,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$674,835	494,615	$1.36
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.53
Total	$674,835	494,615

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$22,566
Mortality & expense charges			(9,647)
Net investment income (loss)			12,919

Gain (loss) on investments:
Net realized gain (loss)			16,824
Realized gain distributions			8,380
Net change in unrealized appreciation (depreciation)			100,639
Net gain (loss)			125,843

Increase (decrease) in net assets from operations			$138,762

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,919	$17,788
Net realized gain (loss)		16,824	21,685
Realized gain distributions		8,380	90,590
Net change in unrealized appreciation (depreciation)		100,639	(86,610)

Increase (decrease) in net assets from operations		138,762	43,453

Contract owner transactions:
Proceeds from units sold		227,978	402,382
Cost of units redeemed		(437,838)	(243,019)
Account charges		(590)	(603)
Increase (decrease)		(210,450)	158,760
Net increase (decrease)		(71,688)	202,213
Net assets, beginning		746,523	544,310
Net assets, ending		$674,835	$746,523

Units sold		182,036	360,450
Units redeemed		(339,685)	(227,868)
Net increase (decrease)		(157,649)	132,582
Units outstanding, beginning		652,264	519,682
Units outstanding, ending		494,615	652,264

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,046,866
Cost of units redeemed/account charges			(2,719,826)
Net investment income (loss)			109,800
Net realized gain (loss)			83,761
Realized gain distributions			112,472
Net change in unrealized appreciation (depreciation)			41,762
Net assets			$674,835

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	495	$675	1.25%	19.2%	12/31/2025	$1.40	0	$0	1.00%	19.5%	12/31/2025	$1.43	0	$0	0.75%	19.8%
12/31/2024	1.14	652	747	1.25%	9.3%	12/31/2024	1.17	0	0	1.00%	9.5%	12/31/2024	1.19	0	0	0.75%	9.8%
12/31/2023	1.05	520	544	1.25%	7.5%	12/31/2023	1.07	0	0	1.00%	7.8%	12/31/2023	1.09	0	0	0.75%	8.1%
12/31/2022	0.97	863	841	1.25%	22.3%	12/31/2022	0.99	0	0	1.00%	22.6%	12/31/2022	1.00	0	0	0.75%	22.9%
12/31/2021	0.80	435	346	1.25%	26.2%	12/31/2021	0.81	0	0	1.00%	26.5%	12/31/2021	0.82	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.46	0	$0	0.50%	20.1%	12/31/2025	$1.49	0	$0	0.25%	20.4%	12/31/2025	$1.53	0	$0	0.00%	20.7%
12/31/2024	1.22	0	0	0.50%	10.1%	12/31/2024	1.24	0	0	0.25%	10.4%	12/31/2024	1.27	0	0	0.00%	10.7%
12/31/2023	1.10	0	0	0.50%	8.3%	12/31/2023	1.12	0	0	0.25%	8.6%	12/31/2023	1.14	0	0	0.00%	8.9%
12/31/2022	1.02	0	0	0.50%	23.2%	12/31/2022	1.04	0	0	0.25%	23.5%	12/31/2022	1.05	0	0	0.00%	23.8%
12/31/2021	0.83	0	0	0.50%	27.2%	12/31/2021	0.84	0	0	0.25%	27.5%	12/31/2021	0.85	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	4.0%
2023	3.2%
2022	6.3%
2021	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Equity Income Fund Admiral Class - 06-FJJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,860,579	$24,232,870	279,200
Receivables: investments sold	79,946
Payables: investments purchased	-
Net assets	$25,940,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,313,853	9,413,313	$2.37
Band 100	-	-	2.42
Band 75	751,583	303,019	2.48
Band 50	-	-	2.54
Band 25	-	-	2.60
Band 0	2,875,089	1,083,004	2.65
Total	$25,940,525	10,799,336

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$682,692
Mortality & expense charges			(309,834)
Net investment income (loss)			372,858

Gain (loss) on investments:
Net realized gain (loss)			980,829
Realized gain distributions			2,004,335
Net change in unrealized appreciation (depreciation)			723,859
Net gain (loss)			3,709,023

Increase (decrease) in net assets from operations			$4,081,881

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$372,858	$453,686
Net realized gain (loss)		980,829	381,618
Realized gain distributions		2,004,335	1,809,618
Net change in unrealized appreciation (depreciation)		723,859	910,328

Increase (decrease) in net assets from operations		4,081,881	3,555,250

Contract owner transactions:
Proceeds from units sold		4,888,238	6,460,858
Cost of units redeemed		(11,364,970)	(9,546,845)
Account charges		(26,226)	(30,226)
Increase (decrease)		(6,502,958)	(3,116,213)
Net increase (decrease)		(2,421,077)	439,037
Net assets, beginning		28,361,602	27,922,565
Net assets, ending		$25,940,525	$28,361,602

Units sold		2,250,013	3,378,108
Units redeemed		(5,157,666)	(5,061,472)
Net increase (decrease)		(2,907,653)	(1,683,364)
Units outstanding, beginning		13,706,989	15,390,353
Units outstanding, ending		10,799,336	13,706,989

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$69,108,191
Cost of units redeemed/account charges			(56,866,657)
Net investment income (loss)			2,335,508
Net realized gain (loss)			1,569,725
Realized gain distributions			8,166,049
Net change in unrealized appreciation (depreciation)			1,627,709
Net assets			$25,940,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	9,413	$22,314	1.25%	15.8%	12/31/2025	$2.42	0	$0	1.00%	16.1%	12/31/2025	$2.48	303	$752	0.75%	16.3%
12/31/2024	2.05	12,162	24,903	1.25%	13.7%	12/31/2024	2.09	0	0	1.00%	14.0%	12/31/2024	2.13	309	659	0.75%	14.3%
12/31/2023	1.80	13,890	25,010	1.25%	6.4%	12/31/2023	1.83	0	0	1.00%	6.7%	12/31/2023	1.87	377	704	0.75%	7.0%
12/31/2022	1.69	14,741	24,938	1.25%	-1.2%	12/31/2022	1.72	0	0	1.00%	-1.0%	12/31/2022	1.74	450	785	0.75%	-0.7%
12/31/2021	1.71	10,057	17,227	1.25%	24.1%	12/31/2021	1.73	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.54	0	$0	0.50%	16.6%	12/31/2025	$2.60	0	$0	0.25%	16.9%	12/31/2025	$2.65	1,083	$2,875	0.00%	17.2%
12/31/2024	2.18	0	0	0.50%	14.6%	12/31/2024	2.22	0	0	0.25%	14.9%	12/31/2024	2.26	1,236	2,800	0.00%	15.2%
12/31/2023	1.90	0	0	0.50%	7.2%	12/31/2023	1.93	0	0	0.25%	7.5%	12/31/2023	1.97	1,123	2,208	0.00%	7.8%
12/31/2022	1.77	0	0	0.50%	-0.5%	12/31/2022	1.80	0	0	0.25%	-0.2%	12/31/2022	1.82	0	0	0.00%	0.0%
12/31/2021	1.78	0	0	0.50%	25.0%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.82	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	2.7%
2023	3.0%
2022	2.6%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Explorer Fund Admiral Class - 06-FJK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,788,553	$23,384,738	232,455
Receivables: investments sold	12,143
Payables: investments purchased	-
Net assets	$24,800,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,800,696	10,836,718	$2.29
Band 100	-	-	2.34
Band 75	-	-	2.39
Band 50	-	-	2.45
Band 25	-	-	2.51
Band 0	-	-	2.56
Total	$24,800,696	10,836,718

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$138,403
Mortality & expense charges			(325,156)
Net investment income (loss)			(186,753)

Gain (loss) on investments:
Net realized gain (loss)			569,496
Realized gain distributions			1,603,924
Net change in unrealized appreciation (depreciation)			(524,366)
Net gain (loss)			1,649,054

Increase (decrease) in net assets from operations			$1,462,301

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(186,753)	$(191,077)
Net realized gain (loss)		569,496	373,594
Realized gain distributions		1,603,924	1,595,577
Net change in unrealized appreciation (depreciation)		(524,366)	495,842

Increase (decrease) in net assets from operations		1,462,301	2,273,936

Contract owner transactions:
Proceeds from units sold		4,002,105	6,873,381
Cost of units redeemed		(8,632,750)	(4,921,224)
Account charges		(42,877)	(41,646)
Increase (decrease)		(4,673,522)	1,910,511
Net increase (decrease)		(3,211,221)	4,184,447
Net assets, beginning		28,011,917	23,827,470
Net assets, ending		$24,800,696	$28,011,917

Units sold		1,911,895	3,379,821
Units redeemed		(4,036,912)	(2,435,410)
Net increase (decrease)		(2,125,017)	944,411
Units outstanding, beginning		12,961,735	12,017,324
Units outstanding, ending		10,836,718	12,961,735

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$44,045,123
Cost of units redeemed/account charges			(29,255,999)
Net investment income (loss)			(812,315)
Net realized gain (loss)			2,007,364
Realized gain distributions			7,412,708
Net change in unrealized appreciation (depreciation)			1,403,815
Net assets			$24,800,696

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	10,837	$24,801	1.25%	5.9%	12/31/2025	$2.34	0	$0	1.00%	6.2%	12/31/2025	$2.39	0	$0	0.75%	6.4%
12/31/2024	2.16	12,962	28,012	1.25%	9.0%	12/31/2024	2.21	0	0	1.00%	9.3%	12/31/2024	2.25	0	0	0.75%	9.5%
12/31/2023	1.98	12,017	23,827	1.25%	18.4%	12/31/2023	2.02	0	0	1.00%	18.7%	12/31/2023	2.05	0	0	0.75%	19.0%
12/31/2022	1.67	9,603	16,080	1.25%	-24.1%	12/31/2022	1.70	0	0	1.00%	-23.9%	12/31/2022	1.73	0	0	0.75%	-23.7%
12/31/2021	2.21	6,398	14,118	1.25%	14.9%	12/31/2021	2.23	0	0	1.00%	15.2%	12/31/2021	2.26	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.45	0	$0	0.50%	6.7%	12/31/2025	$2.51	0	$0	0.25%	7.0%	12/31/2025	$2.56	0	$0	0.00%	7.2%
12/31/2024	2.30	0	0	0.50%	9.8%	12/31/2024	2.34	0	0	0.25%	10.1%	12/31/2024	2.39	0	0	0.00%	10.4%
12/31/2023	2.09	0	0	0.50%	19.3%	12/31/2023	2.13	0	0	0.25%	19.6%	12/31/2023	2.17	0	0	0.00%	19.9%
12/31/2022	1.75	0	0	0.50%	-23.5%	12/31/2022	1.78	0	0	0.25%	-23.4%	12/31/2022	1.81	0	0	0.00%	-23.2%
12/31/2021	2.29	0	0	0.50%	15.8%	12/31/2021	2.32	0	0	0.25%	16.1%	12/31/2021	2.35	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.6%
2023	0.7%
2022	0.5%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Extended Market Index Fund Admiral Class - 06-FJM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$859,082	$691,038	5,449
Receivables: investments sold	5,260
Payables: investments purchased	-
Net assets	$864,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$864,342	403,080	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.35
Band 0	-	-	2.40
Total	$864,342	403,080

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$10,933
Mortality & expense charges			(12,115)
Net investment income (loss)			(1,182)

Gain (loss) on investments:
Net realized gain (loss)			152,083
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(51,906)
Net gain (loss)			100,177

Increase (decrease) in net assets from operations			$98,995

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,182)	$(1,675)
Net realized gain (loss)		152,083	42,113
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(51,906)	154,795

Increase (decrease) in net assets from operations		98,995	195,233

Contract owner transactions:
Proceeds from units sold		177,686	234,212
Cost of units redeemed		(791,173)	(493,301)
Account charges		(1,128)	(1,633)
Increase (decrease)		(614,615)	(260,722)
Net increase (decrease)		(515,620)	(65,489)
Net assets, beginning		1,379,962	1,445,451
Net assets, ending		$864,342	$1,379,962

Units sold		87,274	133,069
Units redeemed		(392,300)	(281,266)
Net increase (decrease)		(305,026)	(148,197)
Units outstanding, beginning		708,106	856,303
Units outstanding, ending		403,080	708,106

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$9,313,353
Cost of units redeemed/account charges			(9,181,803)
Net investment income (loss)			14,270
Net realized gain (loss)			550,478
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			168,044
Net assets			$864,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	403	$864	1.25%	10.0%	12/31/2025	$2.19	0	$0	1.00%	10.3%	12/31/2025	$2.24	0	$0	0.75%	10.6%
12/31/2024	1.95	708	1,380	1.25%	15.4%	12/31/2024	1.99	0	0	1.00%	15.7%	12/31/2024	2.03	0	0	0.75%	16.0%
12/31/2023	1.69	856	1,445	1.25%	23.8%	12/31/2023	1.72	0	0	1.00%	24.1%	12/31/2023	1.75	0	0	0.75%	24.4%
12/31/2022	1.36	980	1,336	1.25%	-27.4%	12/31/2022	1.38	0	0	1.00%	-27.2%	12/31/2022	1.41	0	0	0.75%	-27.0%
12/31/2021	1.88	948	1,779	1.25%	11.1%	12/31/2021	1.90	0	0	1.00%	11.3%	12/31/2021	1.93	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	10.9%	12/31/2025	$2.35	0	$0	0.25%	11.1%	12/31/2025	$2.40	0	$0	0.00%	11.4%
12/31/2024	2.07	0	0	0.50%	16.3%	12/31/2024	2.11	0	0	0.25%	16.6%	12/31/2024	2.16	0	0	0.00%	16.9%
12/31/2023	1.78	0	0	0.50%	24.8%	12/31/2023	1.81	0	0	0.25%	25.1%	12/31/2023	1.84	0	0	0.00%	25.4%
12/31/2022	1.43	0	0	0.50%	-26.8%	12/31/2022	1.45	0	0	0.25%	-26.6%	12/31/2022	1.47	0	0	0.00%	-26.5%
12/31/2021	1.95	0	0	0.50%	11.9%	12/31/2021	1.97	0	0	0.25%	12.2%	12/31/2021	2.00	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	1.4%
2022	0.9%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth Index Fund Admiral Class - 06-FJN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,903,461	$8,947,445	51,087
Receivables: investments sold	-
Payables: investments purchased	(73,274)
Net assets	$12,830,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,830,187	3,069,329	$4.18
Band 100	-	-	4.28
Band 75	-	-	4.37
Band 50	-	-	4.47
Band 25	-	-	4.58
Band 0	-	-	4.68
Total	$12,830,187	3,069,329

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$66,282
Mortality & expense charges			(188,617)
Net investment income (loss)			(122,335)

Gain (loss) on investments:
Net realized gain (loss)			4,911,500
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,161,337)
Net gain (loss)			2,750,163

Increase (decrease) in net assets from operations			$2,627,828

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(122,335)	$(117,282)
Net realized gain (loss)		4,911,500	1,622,922
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,161,337)	2,762,874

Increase (decrease) in net assets from operations		2,627,828	4,268,514

Contract owner transactions:
Proceeds from units sold		7,139,387	5,037,662
Cost of units redeemed		(13,530,422)	(5,990,022)
Account charges		(14,297)	(16,348)
Increase (decrease)		(6,405,332)	(968,708)
Net increase (decrease)		(3,777,504)	3,299,806
Net assets, beginning		16,607,691	13,307,885
Net assets, ending		$12,830,187	$16,607,691

Units sold		1,933,804	1,640,639
Units redeemed		(3,550,504)	(1,873,873)
Net increase (decrease)		(1,616,700)	(233,234)
Units outstanding, beginning		4,686,029	4,919,263
Units outstanding, ending		3,069,329	4,686,029

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$38,959,269
Cost of units redeemed/account charges			(38,638,798)
Net investment income (loss)			(466,256)
Net realized gain (loss)			9,019,956
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,956,016
Net assets			$12,830,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.18	3,069	$12,830	1.25%	17.9%	12/31/2025	$4.28	0	$0	1.00%	18.2%	12/31/2025	$4.37	0	$0	0.75%	18.5%
12/31/2024	3.54	4,686	16,608	1.25%	31.0%	12/31/2024	3.62	0	0	1.00%	31.3%	12/31/2024	3.69	0	0	0.75%	31.7%
12/31/2023	2.71	4,919	13,308	1.25%	45.0%	12/31/2023	2.75	0	0	1.00%	45.3%	12/31/2023	2.80	0	0	0.75%	45.7%
12/31/2022	1.87	5,198	9,700	1.25%	-34.0%	12/31/2022	1.89	0	0	1.00%	-33.8%	12/31/2022	1.92	0	0	0.75%	-33.6%
12/31/2021	2.83	4,071	11,507	1.25%	25.7%	12/31/2021	2.86	0	0	1.00%	26.0%	12/31/2021	2.90	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.47	0	$0	0.50%	18.8%	12/31/2025	$4.58	0	$0	0.25%	19.1%	12/31/2025	$4.68	0	$0	0.00%	19.4%
12/31/2024	3.76	0	0	0.50%	32.0%	12/31/2024	3.84	0	0	0.25%	32.3%	12/31/2024	3.92	0	0	0.00%	32.7%
12/31/2023	2.85	0	0	0.50%	46.0%	12/31/2023	2.90	0	0	0.25%	46.4%	12/31/2023	2.95	0	0	0.00%	46.8%
12/31/2022	1.95	0	0	0.50%	-33.5%	12/31/2022	1.98	0	0	0.25%	-33.3%	12/31/2022	2.01	0	0	0.00%	-33.1%
12/31/2021	2.94	0	0	0.50%	26.6%	12/31/2021	2.97	0	0	0.25%	26.9%	12/31/2021	3.01	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.7%
2022	0.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Fund Admiral Class - 06-FJP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,294	$266,954	3,219
Receivables: investments sold	-
Payables: investments purchased	(1,584)
Net assets	$277,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,710	131,761	$2.11
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.31
Band 0	-	-	2.36
Total	$277,710	131,761

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,010
Mortality & expense charges			(4,253)
Net investment income (loss)			(1,243)

Gain (loss) on investments:
Net realized gain (loss)			(52,104)
Realized gain distributions			12,474
Net change in unrealized appreciation (depreciation)			80,553
Net gain (loss)			40,923

Increase (decrease) in net assets from operations			$39,680

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,243)	$(1,622)
Net realized gain (loss)		(52,104)	(817)
Realized gain distributions		12,474	47,357
Net change in unrealized appreciation (depreciation)		80,553	(59,827)

Increase (decrease) in net assets from operations		39,680	(14,909)

Contract owner transactions:
Proceeds from units sold		81,215	87,129
Cost of units redeemed		(288,379)	(51,526)
Account charges		(66)	(23)
Increase (decrease)		(207,230)	35,580
Net increase (decrease)		(167,550)	20,671
Net assets, beginning		445,260	424,589
Net assets, ending		$277,710	$445,260

Units sold		45,130	44,552
Units redeemed		(158,258)	(26,730)
Net increase (decrease)		(113,128)	17,822
Units outstanding, beginning		244,889	227,067
Units outstanding, ending		131,761	244,889

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,674,769
Cost of units redeemed/account charges			(1,675,640)
Net investment income (loss)			(6,964)
Net realized gain (loss)			(39,607)
Realized gain distributions			312,812
Net change in unrealized appreciation (depreciation)			12,340
Net assets			$277,710

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	132	$278	1.25%	15.9%	12/31/2025	$2.16	0	$0	1.00%	16.2%	12/31/2025	$2.21	0	$0	0.75%	16.5%
12/31/2024	1.82	245	445	1.25%	-2.8%	12/31/2024	1.86	0	0	1.00%	-2.5%	12/31/2024	1.89	0	0	0.75%	-2.3%
12/31/2023	1.87	227	425	1.25%	4.2%	12/31/2023	1.90	0	0	1.00%	4.4%	12/31/2023	1.94	0	0	0.75%	4.7%
12/31/2022	1.79	215	385	1.25%	-2.2%	12/31/2022	1.82	0	0	1.00%	-2.0%	12/31/2022	1.85	0	0	0.75%	-1.7%
12/31/2021	1.84	319	585	1.25%	12.9%	12/31/2021	1.86	0	0	1.00%	13.2%	12/31/2021	1.88	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	0	$0	0.50%	16.8%	12/31/2025	$2.31	0	$0	0.25%	17.1%	12/31/2025	$2.36	0	$0	0.00%	17.4%
12/31/2024	1.93	0	0	0.50%	-2.0%	12/31/2024	1.97	0	0	0.25%	-1.8%	12/31/2024	2.01	0	0	0.00%	-1.5%
12/31/2023	1.97	0	0	0.50%	5.0%	12/31/2023	2.01	0	0	0.25%	5.2%	12/31/2023	2.04	0	0	0.00%	5.5%
12/31/2022	1.88	0	0	0.50%	-1.5%	12/31/2022	1.91	0	0	0.25%	-1.3%	12/31/2022	1.94	0	0	0.00%	-1.0%
12/31/2021	1.91	0	0	0.50%	13.8%	12/31/2021	1.93	0	0	0.25%	14.1%	12/31/2021	1.96	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	1.0%
2023	0.9%
2022	0.7%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,210,383	$4,146,847	760,421
Receivables: investments sold	25,869
Payables: investments purchased	-
Net assets	$4,236,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,236,252	3,015,804	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$4,236,252	3,015,804

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$303,955
Mortality & expense charges			(59,989)
Net investment income (loss)			243,966

Gain (loss) on investments:
Net realized gain (loss)			8,812
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			120,991
Net gain (loss)			129,803

Increase (decrease) in net assets from operations			$373,769

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$243,966	$239,194
Net realized gain (loss)		8,812	(49,167)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		120,991	36,750

Increase (decrease) in net assets from operations		373,769	226,777

Contract owner transactions:
Proceeds from units sold		1,683,163	2,190,202
Cost of units redeemed		(2,759,648)	(2,275,383)
Account charges		(5,129)	(6,237)
Increase (decrease)		(1,081,614)	(91,418)
Net increase (decrease)		(707,845)	135,359
Net assets, beginning		4,944,097	4,808,738
Net assets, ending		$4,236,252	$4,944,097

Units sold		1,253,749	1,773,776
Units redeemed		(2,043,854)	(1,822,026)
Net increase (decrease)		(790,105)	(48,250)
Units outstanding, beginning		3,805,909	3,854,159
Units outstanding, ending		3,015,804	3,805,909

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,341,722
Cost of units redeemed/account charges			(13,384,384)
Net investment income (loss)			1,442,495
Net realized gain (loss)			(227,117)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63,536
Net assets			$4,236,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.40	3,016	$4,236	1.25%	8.1%	12/31/2025	$1.44	0	$0	1.00%	8.4%	12/31/2025	$1.47	0	$0	0.75%	8.7%
12/31/2024	1.30	3,806	4,944	1.25%	5.1%	12/31/2024	1.33	0	0	1.00%	5.3%	12/31/2024	1.35	0	0	0.75%	5.6%
12/31/2023	1.24	3,471	4,291	1.25%	10.4%	12/31/2023	1.26	0	0	1.00%	10.6%	12/31/2023	1.28	0	0	0.75%	10.9%
12/31/2022	1.12	3,477	3,894	1.25%	-10.1%	12/31/2022	1.14	0	0	1.00%	-9.9%	12/31/2022	1.15	0	0	0.75%	-9.7%
12/31/2021	1.25	2,671	3,328	1.25%	2.5%	12/31/2021	1.26	9	12	1.00%	2.7%	12/31/2021	1.28	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.50	0	$0	0.50%	8.9%	12/31/2025	$1.54	0	$0	0.25%	9.2%	12/31/2025	$1.57	0	$0	0.00%	9.5%
12/31/2024	1.38	0	0	0.50%	5.9%	12/31/2024	1.41	0	0	0.25%	6.1%	12/31/2024	1.44	0	0	0.00%	6.4%
12/31/2023	1.30	0	0	0.50%	11.2%	12/31/2023	1.33	0	0	0.25%	11.5%	12/31/2023	1.35	383	517	0.00%	11.8%
12/31/2022	1.17	0	0	0.50%	-9.4%	12/31/2022	1.19	0	0	0.25%	-9.2%	12/31/2022	1.21	395	477	0.00%	-9.0%
12/31/2021	1.29	0	0	0.50%	3.2%	12/31/2021	1.31	0	0	0.25%	3.5%	12/31/2021	1.33	590	783	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.6%
2024	6.1%
2023	5.9%
2022	4.6%
2021	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,004,090	$10,217,633	951,810
Receivables: investments sold	48,085
Payables: investments purchased	-
Net assets	$10,052,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,052,175	9,076,423	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$10,052,175	9,076,423

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$411,617
Mortality & expense charges			(126,372)
Net investment income (loss)			285,245

Gain (loss) on investments:
Net realized gain (loss)			(108,388)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			518,696
Net gain (loss)			410,308

Increase (decrease) in net assets from operations			$695,553

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$285,245	$215,874
Net realized gain (loss)		(108,388)	(56,109)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		518,696	(149,738)

Increase (decrease) in net assets from operations		695,553	10,027

Contract owner transactions:
Proceeds from units sold		2,877,214	2,798,159
Cost of units redeemed		(3,088,518)	(1,361,584)
Account charges		(13,332)	(12,067)
Increase (decrease)		(224,636)	1,424,508
Net increase (decrease)		470,917	1,434,535
Net assets, beginning		9,581,258	8,146,723
Net assets, ending		$10,052,175	$9,581,258

Units sold		2,696,118	2,728,598
Units redeemed		(2,896,758)	(1,359,178)
Net increase (decrease)		(200,640)	1,369,420
Units outstanding, beginning		9,277,063	7,907,643
Units outstanding, ending		9,076,423	9,277,063

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,775,289
Cost of units redeemed/account charges			(14,089,840)
Net investment income (loss)			844,173
Net realized gain (loss)			(391,415)
Realized gain distributions			127,511
Net change in unrealized appreciation (depreciation)			(213,543)
Net assets			$10,052,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	9,076	$10,052	1.25%	7.2%	12/31/2025	$1.13	0	$0	1.00%	7.5%	12/31/2025	$1.16	0	$0	0.75%	7.8%
12/31/2024	1.03	9,277	9,581	1.25%	0.2%	12/31/2024	1.05	0	0	1.00%	0.5%	12/31/2024	1.08	0	0	0.75%	0.8%
12/31/2023	1.03	7,908	8,147	1.25%	4.8%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.3%
12/31/2022	0.98	6,775	6,662	1.25%	-14.3%	12/31/2022	1.00	0	0	1.00%	-14.1%	12/31/2022	1.01	0	0	0.75%	-13.9%
12/31/2021	1.15	5,805	6,665	1.25%	-3.6%	12/31/2021	1.16	0	0	1.00%	-3.3%	12/31/2021	1.18	0	0	0.75%	-3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	0	$0	0.50%	8.0%	12/31/2025	$1.21	0	$0	0.25%	8.3%	12/31/2025	$1.24	0	$0	0.00%	8.6%
12/31/2024	1.10	0	0	0.50%	1.0%	12/31/2024	1.12	0	0	0.25%	1.3%	12/31/2024	1.14	0	0	0.00%	1.5%
12/31/2023	1.09	0	0	0.50%	5.5%	12/31/2023	1.11	0	0	0.25%	5.8%	12/31/2023	1.13	0	0	0.00%	6.1%
12/31/2022	1.03	0	0	0.50%	-13.7%	12/31/2022	1.04	0	0	0.25%	-13.5%	12/31/2022	1.06	0	0	0.00%	-13.3%
12/31/2021	1.19	0	0	0.50%	-2.9%	12/31/2021	1.21	0	0	0.25%	-2.6%	12/31/2021	1.22	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.7%
2023	3.1%
2022	2.1%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,558,915	$2,516,746	287,593
Receivables: investments sold	9,621
Payables: investments purchased	-
Net assets	$2,568,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,568,536	2,165,753	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$2,568,536	2,165,753

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$112,519
Mortality & expense charges			(28,161)
Net investment income (loss)			84,358

Gain (loss) on investments:
Net realized gain (loss)			996
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			91,899
Net gain (loss)			92,895

Increase (decrease) in net assets from operations			$177,253

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,358	$62,101
Net realized gain (loss)		996	(4,566)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		91,899	(24,845)

Increase (decrease) in net assets from operations		177,253	32,690

Contract owner transactions:
Proceeds from units sold		596,976	416,737
Cost of units redeemed		(215,618)	(165,286)
Account charges		(1,056)	(870)
Increase (decrease)		380,302	250,581
Net increase (decrease)		557,555	283,271
Net assets, beginning		2,010,981	1,727,710
Net assets, ending		$2,568,536	$2,010,981

Units sold		517,955	381,754
Units redeemed		(188,854)	(154,661)
Net increase (decrease)		329,101	227,093
Units outstanding, beginning		1,836,652	1,609,559
Units outstanding, ending		2,165,753	1,836,652

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,282,104
Cost of units redeemed/account charges			(968,355)
Net investment income (loss)			222,180
Net realized gain (loss)			(31,640)
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			42,169
Net assets			$2,568,536

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.19	2,166	$2,569	1.25%	8.3%	12/31/2025	$1.21	0	$0	1.00%	8.6%	12/31/2025	$1.24	0	$0	0.75%	8.9%
12/31/2024	1.09	1,837	2,011	1.25%	2.0%	12/31/2024	1.12	0	0	1.00%	2.3%	12/31/2024	1.14	0	0	0.75%	2.5%
12/31/2023	1.07	1,610	1,728	1.25%	7.3%	12/31/2023	1.09	0	0	1.00%	7.5%	12/31/2023	1.11	0	0	0.75%	7.8%
12/31/2022	1.00	1,316	1,317	1.25%	-14.9%	12/31/2022	1.02	0	0	1.00%	-14.6%	12/31/2022	1.03	0	0	0.75%	-14.4%
12/31/2021	1.18	518	609	1.25%	-2.4%	12/31/2021	1.19	0	0	1.00%	-2.1%	12/31/2021	1.21	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	9.1%	12/31/2025	$1.30	0	$0	0.25%	9.4%	12/31/2025	$1.33	0	$0	0.00%	9.7%
12/31/2024	1.16	0	0	0.50%	2.8%	12/31/2024	1.19	0	0	0.25%	3.0%	12/31/2024	1.21	0	0	0.00%	3.3%
12/31/2023	1.13	0	0	0.50%	8.1%	12/31/2023	1.15	0	0	0.25%	8.3%	12/31/2023	1.17	0	0	0.00%	8.6%
12/31/2022	1.05	0	0	0.50%	-14.2%	12/31/2022	1.06	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.22	0	0	0.50%	-1.6%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.25	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.6%
2023	4.0%
2022	2.0%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$516,020	$508,962	51,385
Receivables: investments sold	971
Payables: investments purchased	-
Net assets	$516,991

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$516,991	490,426	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$516,991	490,426

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$96,544
Mortality & expense charges			(29,185)
Net investment income (loss)			67,359

Gain (loss) on investments:
Net realized gain (loss)			(33,069)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			157,379
Net gain (loss)			124,310

Increase (decrease) in net assets from operations			$191,669

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,359	$45,252
Net realized gain (loss)		(33,069)	(29,872)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		157,379	(8,750)

Increase (decrease) in net assets from operations		191,669	6,630

Contract owner transactions:
Proceeds from units sold		6,807,845	401,575
Cost of units redeemed		(8,084,967)	(325,034)
Account charges		(2,596)	(4,099)
Increase (decrease)		(1,279,718)	72,442
Net increase (decrease)		(1,088,049)	79,072
Net assets, beginning		1,605,040	1,525,968
Net assets, ending		$516,991	$1,605,040

Units sold		6,758,143	415,996
Units redeemed		(7,886,486)	(339,515)
Net increase (decrease)		(1,128,343)	76,481
Units outstanding, beginning		1,618,769	1,542,288
Units outstanding, ending		490,426	1,618,769

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,494,428
Cost of units redeemed/account charges			(14,222,805)
Net investment income (loss)			174,424
Net realized gain (loss)			(11,849)
Realized gain distributions			75,735
Net change in unrealized appreciation (depreciation)			7,058
Net assets			$516,991

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	490	$517	1.25%	6.3%	12/31/2025	$1.08	0	$0	1.00%	6.6%	12/31/2025	$1.10	0	$0	0.75%	6.9%
12/31/2024	0.99	1,619	1,605	1.25%	0.2%	12/31/2024	1.01	0	0	1.00%	0.5%	12/31/2024	1.03	0	0	0.75%	0.7%
12/31/2023	0.99	1,542	1,526	1.25%	2.9%	12/31/2023	1.01	0	0	1.00%	3.1%	12/31/2023	1.02	0	0	0.75%	3.4%
12/31/2022	0.96	1,513	1,455	1.25%	-11.5%	12/31/2022	0.98	0	0	1.00%	-11.2%	12/31/2022	0.99	0	0	0.75%	-11.0%
12/31/2021	1.09	1,557	1,691	1.25%	-3.4%	12/31/2021	1.10	0	0	1.00%	-3.2%	12/31/2021	1.11	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	7.1%	12/31/2025	$1.15	0	$0	0.25%	7.4%	12/31/2025	$1.18	0	$0	0.00%	7.7%
12/31/2024	1.05	0	0	0.50%	1.0%	12/31/2024	1.07	0	0	0.25%	1.2%	12/31/2024	1.10	0	0	0.00%	1.5%
12/31/2023	1.04	0	0	0.50%	3.7%	12/31/2023	1.06	0	0	0.25%	3.9%	12/31/2023	1.08	0	0	0.00%	4.2%
12/31/2022	1.01	0	0	0.50%	-10.8%	12/31/2022	1.02	0	0	0.25%	-10.6%	12/31/2022	1.04	0	0	0.00%	-10.3%
12/31/2021	1.13	0	0	0.50%	-2.7%	12/31/2021	1.14	0	0	0.25%	-2.4%	12/31/2021	1.16	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	9.1%
2024	4.2%
2023	3.5%
2022	2.0%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,275,435	$4,242,503	169,474
Receivables: investments sold	-
Payables: investments purchased	(574,123)
Net assets	$3,701,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,701,312	2,427,209	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$3,701,312	2,427,209

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$111,385
Mortality & expense charges			(43,040)
Net investment income (loss)			68,345

Gain (loss) on investments:
Net realized gain (loss)			(21,895)
Realized gain distributions			97,394
Net change in unrealized appreciation (depreciation)			221,186
Net gain (loss)			296,685

Increase (decrease) in net assets from operations			$365,030

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,345	$75,462
Net realized gain (loss)		(21,895)	(3,298)
Realized gain distributions		97,394	150,618
Net change in unrealized appreciation (depreciation)		221,186	20,040

Increase (decrease) in net assets from operations		365,030	242,822

Contract owner transactions:
Proceeds from units sold		2,391,523	416,870
Cost of units redeemed		(3,128,285)	(382,800)
Account charges		(1,086)	(1,777)
Increase (decrease)		(737,848)	32,293
Net increase (decrease)		(372,818)	275,115
Net assets, beginning		4,074,130	3,799,015
Net assets, ending		$3,701,312	$4,074,130

Units sold		1,604,893	313,553
Units redeemed		(2,155,460)	(284,457)
Net increase (decrease)		(550,567)	29,096
Units outstanding, beginning		2,977,776	2,948,680
Units outstanding, ending		2,427,209	2,977,776

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,214,300
Cost of units redeemed/account charges			(12,186,530)
Net investment income (loss)			306,870
Net realized gain (loss)			(190,186)
Realized gain distributions			523,926
Net change in unrealized appreciation (depreciation)			32,932
Net assets			$3,701,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	2,427	$3,701	1.25%	11.5%	12/31/2025	$1.56	0	$0	1.00%	11.7%	12/31/2025	$1.60	0	$0	0.75%	12.0%
12/31/2024	1.37	2,978	4,074	1.25%	6.2%	12/31/2024	1.40	0	0	1.00%	6.5%	12/31/2024	1.42	0	0	0.75%	6.7%
12/31/2023	1.29	2,949	3,799	1.25%	11.1%	12/31/2023	1.31	0	0	1.00%	11.4%	12/31/2023	1.33	0	0	0.75%	11.6%
12/31/2022	1.16	3,681	4,269	1.25%	-16.0%	12/31/2022	1.18	0	0	1.00%	-15.8%	12/31/2022	1.20	0	0	0.75%	-15.6%
12/31/2021	1.38	3,251	4,492	1.25%	4.7%	12/31/2021	1.40	0	0	1.00%	5.0%	12/31/2021	1.42	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.63	0	$0	0.50%	12.3%	12/31/2025	$1.67	0	$0	0.25%	12.6%	12/31/2025	$1.71	0	$0	0.00%	12.9%
12/31/2024	1.45	0	0	0.50%	7.0%	12/31/2024	1.48	0	0	0.25%	7.3%	12/31/2024	1.51	0	0	0.00%	7.5%
12/31/2023	1.36	0	0	0.50%	11.9%	12/31/2023	1.38	0	0	0.25%	12.2%	12/31/2023	1.41	0	0	0.00%	12.5%
12/31/2022	1.21	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.25	0	0	0.00%	-15.0%
12/31/2021	1.44	0	0	0.50%	5.5%	12/31/2021	1.45	0	0	0.25%	5.8%	12/31/2021	1.47	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	3.2%
2023	2.9%
2022	1.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,533,056	$12,363,155	306,216
Receivables: investments sold	1,292
Payables: investments purchased	-
Net assets	$15,534,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,534,348	7,275,878	$2.14
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.39
Total	$15,534,348	7,275,878

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$370,418
Mortality & expense charges			(214,373)
Net investment income (loss)			156,045

Gain (loss) on investments:
Net realized gain (loss)			1,202,697
Realized gain distributions			272,450
Net change in unrealized appreciation (depreciation)			1,228,110
Net gain (loss)			2,703,257

Increase (decrease) in net assets from operations			$2,859,302

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$156,045	$184,944
Net realized gain (loss)		1,202,697	281,976
Realized gain distributions		272,450	586,035
Net change in unrealized appreciation (depreciation)		1,228,110	746,890

Increase (decrease) in net assets from operations		2,859,302	1,799,845

Contract owner transactions:
Proceeds from units sold		1,862,286	1,684,693
Cost of units redeemed		(5,836,411)	(1,939,248)
Account charges		(6,214)	(6,735)
Increase (decrease)		(3,980,339)	(261,290)
Net increase (decrease)		(1,121,037)	1,538,555
Net assets, beginning		16,655,385	15,116,830
Net assets, ending		$15,534,348	$16,655,385

Units sold		971,175	978,361
Units redeemed		(2,911,720)	(1,110,916)
Net increase (decrease)		(1,940,545)	(132,555)
Units outstanding, beginning		9,216,423	9,348,978
Units outstanding, ending		7,275,878	9,216,423

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,702,493
Cost of units redeemed/account charges			(23,618,646)
Net investment income (loss)			812,938
Net realized gain (loss)			2,051,490
Realized gain distributions			1,416,172
Net change in unrealized appreciation (depreciation)			3,169,901
Net assets			$15,534,348

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.14	7,276	$15,534	1.25%	18.1%	12/31/2025	$2.18	0	$0	1.00%	18.4%	12/31/2025	$2.23	0	$0	0.75%	18.7%
12/31/2024	1.81	9,216	16,655	1.25%	11.8%	12/31/2024	1.84	0	0	1.00%	12.0%	12/31/2024	1.88	0	0	0.75%	12.3%
12/31/2023	1.62	9,349	15,117	1.25%	17.1%	12/31/2023	1.65	0	0	1.00%	17.4%	12/31/2023	1.68	0	0	0.75%	17.7%
12/31/2022	1.38	8,069	11,144	1.25%	-18.1%	12/31/2022	1.40	0	0	1.00%	-17.9%	12/31/2022	1.42	0	0	0.75%	-17.7%
12/31/2021	1.69	7,394	12,471	1.25%	12.9%	12/31/2021	1.71	0	0	1.00%	13.2%	12/31/2021	1.73	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.29	0	$0	0.50%	19.0%	12/31/2025	$2.34	0	$0	0.25%	19.3%	12/31/2025	$2.39	0	$0	0.00%	19.6%
12/31/2024	1.92	0	0	0.50%	12.6%	12/31/2024	1.96	0	0	0.25%	12.9%	12/31/2024	2.00	0	0	0.00%	13.2%
12/31/2023	1.70	0	0	0.50%	18.0%	12/31/2023	1.74	0	0	0.25%	18.3%	12/31/2023	1.77	0	0	0.00%	18.5%
12/31/2022	1.45	0	0	0.50%	-17.5%	12/31/2022	1.47	0	0	0.25%	-17.3%	12/31/2022	1.49	0	0	0.00%	-17.1%
12/31/2021	1.75	0	0	0.50%	13.8%	12/31/2021	1.77	0	0	0.25%	14.1%	12/31/2021	1.80	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.5%
2023	2.6%
2022	2.0%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Income Fund Investor Class - 06-FKC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$885,946	$891,323	56,247
Receivables: investments sold	1,070
Payables: investments purchased	-
Net assets	$887,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$887,016	697,111	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$887,016	697,111

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,841
Mortality & expense charges			(10,726)
Net investment income (loss)			20,115

Gain (loss) on investments:
Net realized gain (loss)			(192)
Realized gain distributions			5,453
Net change in unrealized appreciation (depreciation)			41,317
Net gain (loss)			46,578

Increase (decrease) in net assets from operations			$66,693

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,115	$17,657
Net realized gain (loss)		(192)	(2,862)
Realized gain distributions		5,453	15,181
Net change in unrealized appreciation (depreciation)		41,317	(3,737)

Increase (decrease) in net assets from operations		66,693	26,239

Contract owner transactions:
Proceeds from units sold		101,296	93,980
Cost of units redeemed		(65,673)	(68,206)
Account charges		(262)	(279)
Increase (decrease)		35,361	25,495
Net increase (decrease)		102,054	51,734
Net assets, beginning		784,962	733,228
Net assets, ending		$887,016	$784,962

Units sold		82,768	81,227
Units redeemed		(52,271)	(58,195)
Net increase (decrease)		30,497	23,032
Units outstanding, beginning		666,614	643,582
Units outstanding, ending		697,111	666,614

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,697,600
Cost of units redeemed/account charges			(879,200)
Net investment income (loss)			62,680
Net realized gain (loss)			(23,678)
Realized gain distributions			34,991
Net change in unrealized appreciation (depreciation)			(5,377)
Net assets			$887,016

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	697	$887	1.25%	8.1%	12/31/2025	$1.30	0	$0	1.00%	8.3%	12/31/2025	$1.33	0	$0	0.75%	8.6%
12/31/2024	1.18	667	785	1.25%	3.4%	12/31/2024	1.20	0	0	1.00%	3.6%	12/31/2024	1.23	0	0	0.75%	3.9%
12/31/2023	1.14	644	733	1.25%	8.1%	12/31/2023	1.16	0	0	1.00%	8.4%	12/31/2023	1.18	0	0	0.75%	8.7%
12/31/2022	1.05	581	612	1.25%	-15.0%	12/31/2022	1.07	0	0	1.00%	-14.8%	12/31/2022	1.09	0	0	0.75%	-14.6%
12/31/2021	1.24	522	647	1.25%	0.7%	12/31/2021	1.26	0	0	1.00%	0.9%	12/31/2021	1.27	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.36	0	$0	0.50%	8.9%	12/31/2025	$1.39	0	$0	0.25%	9.1%	12/31/2025	$1.43	0	$0	0.00%	9.4%
12/31/2024	1.25	0	0	0.50%	4.1%	12/31/2024	1.28	0	0	0.25%	4.4%	12/31/2024	1.30	0	0	0.00%	4.7%
12/31/2023	1.20	0	0	0.50%	8.9%	12/31/2023	1.22	0	0	0.25%	9.2%	12/31/2023	1.24	0	0	0.00%	9.5%
12/31/2022	1.10	0	0	0.50%	-14.4%	12/31/2022	1.12	0	0	0.25%	-14.1%	12/31/2022	1.14	0	0	0.00%	-13.9%
12/31/2021	1.29	0	0	0.50%	1.4%	12/31/2021	1.30	0	0	0.25%	1.7%	12/31/2021	1.32	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	3.6%
2023	3.3%
2022	1.9%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,569,529	$12,003,875	392,620
Receivables: investments sold	7,289
Payables: investments purchased	-
Net assets	$13,576,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,576,818	7,505,620	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$13,576,818	7,505,620

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$355,911
Mortality & expense charges			(160,969)
Net investment income (loss)			194,942

Gain (loss) on investments:
Net realized gain (loss)			195,986
Realized gain distributions			328,339
Net change in unrealized appreciation (depreciation)			1,030,367
Net gain (loss)			1,554,692

Increase (decrease) in net assets from operations			$1,749,634

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$194,942	$193,807
Net realized gain (loss)		195,986	131,502
Realized gain distributions		328,339	522,820
Net change in unrealized appreciation (depreciation)		1,030,367	242,059

Increase (decrease) in net assets from operations		1,749,634	1,090,188

Contract owner transactions:
Proceeds from units sold		1,789,209	1,240,790
Cost of units redeemed		(2,820,600)	(1,724,912)
Account charges		(7,890)	(7,251)
Increase (decrease)		(1,039,281)	(491,373)
Net increase (decrease)		710,353	598,815
Net assets, beginning		12,866,465	12,267,650
Net assets, ending		$13,576,818	$12,866,465

Units sold		1,079,133	823,137
Units redeemed		(1,738,938)	(1,138,614)
Net increase (decrease)		(659,805)	(315,477)
Units outstanding, beginning		8,165,425	8,480,902
Units outstanding, ending		7,505,620	8,165,425

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$31,618,068
Cost of units redeemed/account charges			(22,633,948)
Net investment income (loss)			966,177
Net realized gain (loss)			387,797
Realized gain distributions			1,673,070
Net change in unrealized appreciation (depreciation)			1,565,654
Net assets			$13,576,818

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.81	7,506	$13,577	1.25%	14.8%	12/31/2025	$1.85	0	$0	1.00%	15.1%	12/31/2025	$1.89	0	$0	0.75%	15.4%
12/31/2024	1.58	8,165	12,866	1.25%	8.9%	12/31/2024	1.61	0	0	1.00%	9.2%	12/31/2024	1.64	0	0	0.75%	9.5%
12/31/2023	1.45	8,481	12,268	1.25%	14.1%	12/31/2023	1.47	0	0	1.00%	14.3%	12/31/2023	1.50	0	0	0.75%	14.6%
12/31/2022	1.27	8,403	10,657	1.25%	-17.0%	12/31/2022	1.29	0	0	1.00%	-16.8%	12/31/2022	1.31	0	0	0.75%	-16.6%
12/31/2021	1.53	10,487	16,031	1.25%	8.7%	12/31/2021	1.55	0	0	1.00%	9.0%	12/31/2021	1.57	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	0	$0	0.50%	15.7%	12/31/2025	$1.98	0	$0	0.25%	15.9%	12/31/2025	$2.03	0	$0	0.00%	16.2%
12/31/2024	1.67	0	0	0.50%	9.8%	12/31/2024	1.71	0	0	0.25%	10.0%	12/31/2024	1.74	0	0	0.00%	10.3%
12/31/2023	1.53	0	0	0.50%	14.9%	12/31/2023	1.55	0	0	0.25%	15.2%	12/31/2023	1.58	0	0	0.00%	15.5%
12/31/2022	1.33	0	0	0.50%	-16.4%	12/31/2022	1.35	0	0	0.25%	-16.2%	12/31/2022	1.37	0	0	0.00%	-16.0%
12/31/2021	1.59	0	0	0.50%	9.5%	12/31/2021	1.61	0	0	0.25%	9.8%	12/31/2021	1.63	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.8%
2023	2.7%
2022	1.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Materials Index Fund Admiral Class - 06-FKG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,077	$68,272	713
Receivables: investments sold	371
Payables: investments purchased	-
Net assets	$75,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,448	40,315	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$75,448	40,315

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,244
Mortality & expense charges			(930)
Net investment income (loss)			314

Gain (loss) on investments:
Net realized gain (loss)			1,469
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,861
Net gain (loss)			7,330

Increase (decrease) in net assets from operations			$7,644

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$314	$213
Net realized gain (loss)		1,469	5,755
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,861	(3,035)

Increase (decrease) in net assets from operations		7,644	2,933

Contract owner transactions:
Proceeds from units sold		20,960	14,057
Cost of units redeemed		(27,586)	(62,885)
Account charges		(4)	(9)
Increase (decrease)		(6,630)	(48,837)
Net increase (decrease)		1,014	(45,904)
Net assets, beginning		74,434	120,338
Net assets, ending		$75,448	$74,434

Units sold		11,926	8,154
Units redeemed		(15,704)	(34,783)
Net increase (decrease)		(3,778)	(26,629)
Units outstanding, beginning		44,093	70,722
Units outstanding, ending		40,315	44,093

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$227,382
Cost of units redeemed/account charges			(173,816)
Net investment income (loss)			2,374
Net realized gain (loss)			12,703
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,805
Net assets			$75,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	40	$75	1.25%	10.9%	12/31/2025	$1.91	0	$0	1.00%	11.1%	12/31/2025	$1.96	0	$0	0.75%	11.4%
12/31/2024	1.69	44	74	1.25%	-0.8%	12/31/2024	1.72	0	0	1.00%	-0.5%	12/31/2024	1.76	0	0	0.75%	-0.3%
12/31/2023	1.70	71	120	1.25%	12.3%	12/31/2023	1.73	0	0	1.00%	12.6%	12/31/2023	1.76	0	0	0.75%	12.8%
12/31/2022	1.52	71	108	1.25%	-12.8%	12/31/2022	1.54	0	0	1.00%	-12.6%	12/31/2022	1.56	0	0	0.75%	-12.4%
12/31/2021	1.74	40	70	1.25%	25.7%	12/31/2021	1.76	0	0	1.00%	26.0%	12/31/2021	1.78	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.00	0	$0	0.50%	11.7%	12/31/2025	$2.05	0	$0	0.25%	12.0%	12/31/2025	$2.10	0	$0	0.00%	12.3%
12/31/2024	1.79	0	0	0.50%	0.0%	12/31/2024	1.83	0	0	0.25%	0.2%	12/31/2024	1.87	0	0	0.00%	0.5%
12/31/2023	1.79	0	0	0.50%	13.1%	12/31/2023	1.83	0	0	0.25%	13.4%	12/31/2023	1.86	0	0	0.00%	13.7%
12/31/2022	1.59	0	0	0.50%	-12.2%	12/31/2022	1.61	0	0	0.25%	-12.0%	12/31/2022	1.63	0	0	0.00%	-11.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.85	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.7%
2024	1.4%
2023	1.8%
2022	2.2%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,660,851	$1,644,275	67,438
Receivables: investments sold	15,003
Payables: investments purchased	-
Net assets	$1,675,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$846,948	381,326	$2.22
Band 100	-	-	2.27
Band 75	-	-	2.32
Band 50	-	-	2.38
Band 25	-	-	2.43
Band 0	828,906	333,226	2.49
Total	$1,675,854	714,552

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,306
Mortality & expense charges			(18,987)
Net investment income (loss)			(15,681)

Gain (loss) on investments:
Net realized gain (loss)			206,485
Realized gain distributions			245,958
Net change in unrealized appreciation (depreciation)			(231,830)
Net gain (loss)			220,613

Increase (decrease) in net assets from operations			$204,932

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,681)	$21,945
Net realized gain (loss)		206,485	(64,963)
Realized gain distributions		245,958	-
Net change in unrealized appreciation (depreciation)		(231,830)	416,155

Increase (decrease) in net assets from operations		204,932	373,137

Contract owner transactions:
Proceeds from units sold		273,134	250,340
Cost of units redeemed		(1,331,742)	(962,181)
Account charges		(594)	(1,518)
Increase (decrease)		(1,059,202)	(713,359)
Net increase (decrease)		(854,270)	(340,222)
Net assets, beginning		2,530,124	2,870,346
Net assets, ending		$1,675,854	$2,530,124

Units sold		130,928	131,814
Units redeemed		(606,611)	(525,785)
Net increase (decrease)		(475,683)	(393,971)
Units outstanding, beginning		1,190,235	1,584,206
Units outstanding, ending		714,552	1,190,235

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$21,325,082
Cost of units redeemed/account charges			(23,461,260)
Net investment income (loss)			(303,024)
Net realized gain (loss)			1,029,577
Realized gain distributions			3,068,903
Net change in unrealized appreciation (depreciation)			16,576
Net assets			$1,675,854

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.22	381	$847	1.25%	7.6%	12/31/2025	$2.27	0	$0	1.00%	7.9%	12/31/2025	$2.32	0	$0	0.75%	8.2%
12/31/2024	2.06	853	1,760	1.25%	16.3%	12/31/2024	2.11	0	0	1.00%	16.6%	12/31/2024	2.15	0	0	0.75%	16.9%
12/31/2023	1.77	1,216	2,156	1.25%	22.6%	12/31/2023	1.81	0	0	1.00%	22.9%	12/31/2023	1.84	0	0	0.75%	23.2%
12/31/2022	1.45	1,848	2,673	1.25%	-31.0%	12/31/2022	1.47	0	0	1.00%	-30.8%	12/31/2022	1.49	0	0	0.75%	-30.6%
12/31/2021	2.10	1,565	3,281	1.25%	8.4%	12/31/2021	2.12	0	0	1.00%	8.7%	12/31/2021	2.15	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	0	$0	0.50%	8.4%	12/31/2025	$2.43	0	$0	0.25%	8.7%	12/31/2025	$2.49	333	$829	0.00%	9.0%
12/31/2024	2.19	0	0	0.50%	17.2%	12/31/2024	2.24	0	0	0.25%	17.5%	12/31/2024	2.28	337	770	0.00%	17.8%
12/31/2023	1.87	0	0	0.50%	23.5%	12/31/2023	1.90	0	0	0.25%	23.8%	12/31/2023	1.94	369	714	0.00%	24.1%
12/31/2022	1.51	0	0	0.50%	-30.5%	12/31/2022	1.54	0	0	0.25%	-30.3%	12/31/2022	1.56	0	0	0.00%	-30.1%
12/31/2021	2.18	0	0	0.50%	9.2%	12/31/2021	2.21	0	0	0.25%	9.5%	12/31/2021	2.23	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	1.7%
2023	0.4%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,944,478	$31,850,288	128,243
Receivables: investments sold	141,268
Payables: investments purchased	-
Net assets	$46,085,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,085,746	20,824,125	$2.21
Band 100	-	-	2.26
Band 75	-	-	2.32
Band 50	-	-	2.37
Band 25	-	-	2.42
Band 0	-	-	2.48
Total	$46,085,746	20,824,125

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$816,774
Mortality & expense charges			(670,801)
Net investment income (loss)			145,973

Gain (loss) on investments:
Net realized gain (loss)			6,657,939
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,416,900)
Net gain (loss)			5,241,039

Increase (decrease) in net assets from operations			$5,387,012

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145,973	$181,841
Net realized gain (loss)		6,657,939	2,868,583
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,416,900)	4,056,026

Increase (decrease) in net assets from operations		5,387,012	7,106,450

Contract owner transactions:
Proceeds from units sold		8,986,302	9,173,290
Cost of units redeemed		(24,073,959)	(15,375,083)
Account charges		(46,360)	(64,286)
Increase (decrease)		(15,134,017)	(6,266,079)
Net increase (decrease)		(9,747,005)	840,371
Net assets, beginning		55,832,751	54,992,380
Net assets, ending		$46,085,746	$55,832,751

Units sold		4,314,840	5,039,002
Units redeemed		(11,312,954)	(8,138,813)
Net increase (decrease)		(6,998,114)	(3,099,811)
Units outstanding, beginning		27,822,239	30,922,050
Units outstanding, ending		20,824,125	27,822,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$119,369,100
Cost of units redeemed/account charges			(106,817,003)
Net investment income (loss)			1,582,479
Net realized gain (loss)			17,856,980
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,094,190
Net assets			$46,085,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.21	20,824	$46,086	1.25%	10.3%	12/31/2025	$2.26	0	$0	1.00%	10.6%	12/31/2025	$2.32	0	$0	0.75%	10.8%
12/31/2024	2.01	27,822	55,833	1.25%	13.8%	12/31/2024	2.05	0	0	1.00%	14.1%	12/31/2024	2.09	0	0	0.75%	14.4%
12/31/2023	1.76	28,109	49,574	1.25%	14.5%	12/31/2023	1.80	0	0	1.00%	14.8%	12/31/2023	1.83	0	0	0.75%	15.1%
12/31/2022	1.54	26,787	41,245	1.25%	-19.7%	12/31/2022	1.56	0	0	1.00%	-19.5%	12/31/2022	1.59	0	0	0.75%	-19.3%
12/31/2021	1.92	25,540	48,981	1.25%	23.0%	12/31/2021	1.94	0	0	1.00%	23.3%	12/31/2021	1.97	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.37	0	$0	0.50%	11.1%	12/31/2025	$2.42	0	$0	0.25%	11.4%	12/31/2025	$2.48	0	$0	0.00%	11.7%
12/31/2024	2.13	0	0	0.50%	14.6%	12/31/2024	2.18	0	0	0.25%	14.9%	12/31/2024	2.22	0	0	0.00%	15.2%
12/31/2023	1.86	0	0	0.50%	15.4%	12/31/2023	1.89	0	0	0.25%	15.7%	12/31/2023	1.93	2,813	5,418	0.00%	16.0%
12/31/2022	1.61	0	0	0.50%	-19.1%	12/31/2022	1.64	0	0	0.25%	-18.9%	12/31/2022	1.66	3,376	5,607	0.00%	-18.7%
12/31/2021	1.99	0	0	0.50%	23.9%	12/31/2021	2.02	0	0	0.25%	24.2%	12/31/2021	2.04	3,687	7,533	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.5%
2023	1.6%
2022	1.4%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard REIT Index Fund Admiral Class - 06-FKK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,275,380	$5,366,555	42,407
Receivables: investments sold	42,046
Payables: investments purchased	-
Net assets	$5,317,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,317,426	3,872,051	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$5,317,426	3,872,051

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$224,098
Mortality & expense charges			(74,983)
Net investment income (loss)			149,115

Gain (loss) on investments:
Net realized gain (loss)			18,240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,605)
Net gain (loss)			(18,365)

Increase (decrease) in net assets from operations			$130,750

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$149,115	$148,700
Net realized gain (loss)		18,240	(27,925)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(36,605)	83,061

Increase (decrease) in net assets from operations		130,750	203,836

Contract owner transactions:
Proceeds from units sold		1,881,929	1,618,144
Cost of units redeemed		(2,622,147)	(1,316,669)
Account charges		(8,153)	(9,237)
Increase (decrease)		(748,371)	292,238
Net increase (decrease)		(617,621)	496,074
Net assets, beginning		5,935,047	5,438,973
Net assets, ending		$5,317,426	$5,935,047

Units sold		1,382,340	1,284,927
Units redeemed		(1,914,682)	(1,062,526)
Net increase (decrease)		(532,342)	222,401
Units outstanding, beginning		4,404,393	4,181,992
Units outstanding, ending		3,872,051	4,404,393

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$15,360,466
Cost of units redeemed/account charges			(10,775,259)
Net investment income (loss)			874,314
Net realized gain (loss)			(50,920)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(91,175)
Net assets			$5,317,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	3,872	$5,317	1.25%	1.9%	12/31/2025	$1.40	0	$0	1.00%	2.2%	12/31/2025	$1.44	0	$0	0.75%	2.4%
12/31/2024	1.35	4,404	5,935	1.25%	3.6%	12/31/2024	1.38	0	0	1.00%	3.9%	12/31/2024	1.40	0	0	0.75%	4.1%
12/31/2023	1.30	4,182	5,439	1.25%	10.4%	12/31/2023	1.32	0	0	1.00%	10.7%	12/31/2023	1.35	0	0	0.75%	11.0%
12/31/2022	1.18	4,359	5,134	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-26.9%	12/31/2022	1.21	0	0	0.75%	-26.8%
12/31/2021	1.62	3,435	5,552	1.25%	38.7%	12/31/2021	1.64	0	0	1.00%	39.0%	12/31/2021	1.66	0	0	0.75%	39.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.47	0	$0	0.50%	2.7%	12/31/2025	$1.50	0	$0	0.25%	2.9%	12/31/2025	$1.54	0	$0	0.00%	3.2%
12/31/2024	1.43	0	0	0.50%	4.4%	12/31/2024	1.46	0	0	0.25%	4.7%	12/31/2024	1.49	0	0	0.00%	4.9%
12/31/2023	1.37	0	0	0.50%	11.3%	12/31/2023	1.40	0	0	0.25%	11.5%	12/31/2023	1.42	0	0	0.00%	11.8%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.25	0	0	0.25%	-26.4%	12/31/2022	1.27	0	0	0.00%	-26.2%
12/31/2021	1.68	0	0	0.50%	39.7%	12/31/2021	1.70	0	0	0.25%	40.0%	12/31/2021	1.72	0	0	0.00%	40.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.0%
2024	3.9%
2023	4.1%
2022	3.5%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Selected Value Fund Investor Class - 06-FKM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,828,274	$4,024,756	143,196
Receivables: investments sold	-
Payables: investments purchased	(30,691)
Net assets	$3,797,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,563,739	1,754,270	$2.03
Band 100	-	-	2.08
Band 75	233,844	110,011	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.28
Total	$3,797,583	1,864,281

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$72,912
Mortality & expense charges			(44,025)
Net investment income (loss)			28,887

Gain (loss) on investments:
Net realized gain (loss)			20,694
Realized gain distributions			379,542
Net change in unrealized appreciation (depreciation)			(95,945)
Net gain (loss)			304,291

Increase (decrease) in net assets from operations			$333,178

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,887	$19,928
Net realized gain (loss)		20,694	23,233
Realized gain distributions		379,542	346,929
Net change in unrealized appreciation (depreciation)		(95,945)	(219,326)

Increase (decrease) in net assets from operations		333,178	170,764

Contract owner transactions:
Proceeds from units sold		2,458,099	1,163,551
Cost of units redeemed		(2,220,787)	(491,688)
Account charges		(1,414)	(1,871)
Increase (decrease)		235,898	669,992
Net increase (decrease)		569,076	840,756
Net assets, beginning		3,228,507	2,387,751
Net assets, ending		$3,797,583	$3,228,507

Units sold		1,279,747	675,207
Units redeemed		(1,152,746)	(297,518)
Net increase (decrease)		127,001	377,689
Units outstanding, beginning		1,737,280	1,359,591
Units outstanding, ending		1,864,281	1,737,280

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$18,572,495
Cost of units redeemed/account charges			(16,668,366)
Net investment income (loss)			147,866
Net realized gain (loss)			(579,521)
Realized gain distributions			2,521,591
Net change in unrealized appreciation (depreciation)			(196,482)
Net assets			$3,797,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	1,754	$3,564	1.25%	9.6%	12/31/2025	$2.08	0	$0	1.00%	9.9%	12/31/2025	$2.13	110	$234	0.75%	10.2%
12/31/2024	1.85	1,625	3,011	1.25%	5.8%	12/31/2024	1.89	0	0	1.00%	6.1%	12/31/2024	1.93	113	217	0.75%	6.4%
12/31/2023	1.75	1,249	2,187	1.25%	23.8%	12/31/2023	1.78	0	0	1.00%	24.1%	12/31/2023	1.81	111	201	0.75%	24.4%
12/31/2022	1.41	1,685	2,383	1.25%	-8.6%	12/31/2022	1.44	0	0	1.00%	-8.4%	12/31/2022	1.46	109	159	0.75%	-8.1%
12/31/2021	1.55	1,589	2,460	1.25%	26.2%	12/31/2021	1.57	0	0	1.00%	26.5%	12/31/2021	1.59	102	162	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.17	0	$0	0.50%	10.4%	12/31/2025	$2.22	0	$0	0.25%	10.7%	12/31/2025	$2.28	0	$0	0.00%	11.0%
12/31/2024	1.97	0	0	0.50%	6.6%	12/31/2024	2.01	0	0	0.25%	6.9%	12/31/2024	2.05	0	0	0.00%	7.2%
12/31/2023	1.85	0	0	0.50%	24.7%	12/31/2023	1.88	0	0	0.25%	25.0%	12/31/2023	1.91	0	0	0.00%	25.3%
12/31/2022	1.48	0	0	0.50%	-7.9%	12/31/2022	1.50	0	0	0.25%	-7.7%	12/31/2022	1.53	0	0	0.00%	-7.4%
12/31/2021	1.61	0	0	0.50%	27.1%	12/31/2021	1.63	0	0	0.25%	27.4%	12/31/2021	1.65	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.0%
2023	1.5%
2022	1.5%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,808,502	$4,773,388	63,812
Receivables: investments sold	-
Payables: investments purchased	(307)
Net assets	$5,808,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,808,195	3,146,260	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.07
Total	$5,808,195	3,146,260

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$128,452
Mortality & expense charges			(80,042)
Net investment income (loss)			48,410

Gain (loss) on investments:
Net realized gain (loss)			449,163
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(53,462)
Net gain (loss)			395,701

Increase (decrease) in net assets from operations			$444,111

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,410	$46,593
Net realized gain (loss)		449,163	253,953
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(53,462)	322,640

Increase (decrease) in net assets from operations		444,111	623,186

Contract owner transactions:
Proceeds from units sold		1,719,966	1,655,763
Cost of units redeemed		(2,777,274)	(1,881,975)
Account charges		(8,331)	(8,510)
Increase (decrease)		(1,065,639)	(234,722)
Net increase (decrease)		(621,528)	388,464
Net assets, beginning		6,429,723	6,041,259
Net assets, ending		$5,808,195	$6,429,723

Units sold		1,028,140	1,017,846
Units redeemed		(1,634,145)	(1,178,519)
Net increase (decrease)		(606,005)	(160,673)
Units outstanding, beginning		3,752,265	3,912,938
Units outstanding, ending		3,146,260	3,752,265

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,229,015
Cost of units redeemed/account charges			(12,761,708)
Net investment income (loss)			262,126
Net realized gain (loss)			1,043,648
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,035,114
Net assets			$5,808,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.85	3,146	$5,808	1.25%	7.7%	12/31/2025	$1.89	0	$0	1.00%	8.0%	12/31/2025	$1.93	0	$0	0.75%	8.3%
12/31/2024	1.71	3,752	6,430	1.25%	11.0%	12/31/2024	1.75	0	0	1.00%	11.3%	12/31/2024	1.78	0	0	0.75%	11.5%
12/31/2023	1.54	3,913	6,041	1.25%	14.5%	12/31/2023	1.57	0	0	1.00%	14.8%	12/31/2023	1.60	0	0	0.75%	15.1%
12/31/2022	1.35	3,513	4,736	1.25%	-10.4%	12/31/2022	1.37	0	0	1.00%	-10.2%	12/31/2022	1.39	0	0	0.75%	-10.0%
12/31/2021	1.50	2,537	3,818	1.25%	26.5%	12/31/2021	1.52	6	9	1.00%	26.8%	12/31/2021	1.54	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.98	0	$0	0.50%	8.5%	12/31/2025	$2.02	0	$0	0.25%	8.8%	12/31/2025	$2.07	0	$0	0.00%	9.1%
12/31/2024	1.82	0	0	0.50%	11.8%	12/31/2024	1.86	0	0	0.25%	12.1%	12/31/2024	1.90	0	0	0.00%	12.4%
12/31/2023	1.63	0	0	0.50%	15.4%	12/31/2023	1.66	0	0	0.25%	15.7%	12/31/2023	1.69	0	0	0.00%	16.0%
12/31/2022	1.41	0	0	0.50%	-9.8%	12/31/2022	1.43	0	0	0.25%	-9.5%	12/31/2022	1.45	0	0	0.00%	-9.3%
12/31/2021	1.56	0	0	0.50%	27.5%	12/31/2021	1.58	0	0	0.25%	27.8%	12/31/2021	1.60	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.0%
2023	2.2%
2022	1.9%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,442,479	$3,871,121	51,513
Receivables: investments sold	24,148
Payables: investments purchased	-
Net assets	$5,466,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,466,627	2,625,999	$2.08
Band 100	-	-	2.13
Band 75	-	-	2.18
Band 50	-	-	2.23
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$5,466,627	2,625,999

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$33,508
Mortality & expense charges			(72,946)
Net investment income (loss)			(39,438)

Gain (loss) on investments:
Net realized gain (loss)			497,411
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(79,029)
Net gain (loss)			418,382

Increase (decrease) in net assets from operations			$378,944

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,438)	$(39,168)
Net realized gain (loss)		497,411	496,436
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(79,029)	255,799

Increase (decrease) in net assets from operations		378,944	713,067

Contract owner transactions:
Proceeds from units sold		946,243	784,784
Cost of units redeemed		(2,031,284)	(2,817,717)
Account charges		(5,579)	(5,018)
Increase (decrease)		(1,090,620)	(2,037,951)
Net increase (decrease)		(711,676)	(1,324,884)
Net assets, beginning		6,178,303	7,503,187
Net assets, ending		$5,466,627	$6,178,303

Units sold		507,117	463,823
Units redeemed		(1,059,372)	(1,725,643)
Net increase (decrease)		(552,255)	(1,261,820)
Units outstanding, beginning		3,178,254	4,440,074
Units outstanding, ending		2,625,999	3,178,254

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,665,521
Cost of units redeemed/account charges			(25,372,186)
Net investment income (loss)			(450,616)
Net realized gain (loss)			4,052,550
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,571,358
Net assets			$5,466,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.08	2,626	$5,467	1.25%	7.1%	12/31/2025	$2.13	0	$0	1.00%	7.4%	12/31/2025	$2.18	0	$0	0.75%	7.6%
12/31/2024	1.94	3,178	6,178	1.25%	15.0%	12/31/2024	1.98	0	0	1.00%	15.3%	12/31/2024	2.02	0	0	0.75%	15.6%
12/31/2023	1.69	4,440	7,503	1.25%	19.9%	12/31/2023	1.72	0	0	1.00%	20.2%	12/31/2023	1.75	0	0	0.75%	20.5%
12/31/2022	1.41	5,100	7,188	1.25%	-29.3%	12/31/2022	1.43	0	0	1.00%	-29.1%	12/31/2022	1.45	0	0	0.75%	-28.9%
12/31/2021	1.99	4,875	9,716	1.25%	4.4%	12/31/2021	2.02	4	8	1.00%	4.6%	12/31/2021	2.04	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.23	0	$0	0.50%	7.9%	12/31/2025	$2.28	0	$0	0.25%	8.2%	12/31/2025	$2.33	0	$0	0.00%	8.4%
12/31/2024	2.07	0	0	0.50%	15.9%	12/31/2024	2.11	0	0	0.25%	16.2%	12/31/2024	2.15	0	0	0.00%	16.5%
12/31/2023	1.78	0	0	0.50%	20.8%	12/31/2023	1.81	0	0	0.25%	21.1%	12/31/2023	1.85	0	0	0.00%	21.4%
12/31/2022	1.47	0	0	0.50%	-28.7%	12/31/2022	1.50	0	0	0.25%	-28.6%	12/31/2022	1.52	0	0	0.00%	-28.4%
12/31/2021	2.07	0	0	0.50%	5.2%	12/31/2021	2.10	0	0	0.25%	5.4%	12/31/2021	2.12	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.5%
2023	0.7%
2022	0.4%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Index Fund Admiral Class - 06-FKR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,072,456	$29,650,531	316,382
Receivables: investments sold	26,106
Payables: investments purchased	-
Net assets	$39,098,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,098,562	19,650,491	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$39,098,562	19,650,491

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$605,515
Mortality & expense charges			(548,668)
Net investment income (loss)			56,847

Gain (loss) on investments:
Net realized gain (loss)			4,032,368
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,171,645)
Net gain (loss)			2,860,723

Increase (decrease) in net assets from operations			$2,917,570

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,847	$62,909
Net realized gain (loss)		4,032,368	1,535,002
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,171,645)	3,831,169

Increase (decrease) in net assets from operations		2,917,570	5,429,080

Contract owner transactions:
Proceeds from units sold		9,231,904	12,937,568
Cost of units redeemed		(21,246,531)	(12,088,175)
Account charges		(51,711)	(60,969)
Increase (decrease)		(12,066,338)	788,424
Net increase (decrease)		(9,148,768)	6,217,504
Net assets, beginning		48,247,330	42,029,826
Net assets, ending		$39,098,562	$48,247,330

Units sold		5,081,435	7,628,472
Units redeemed		(11,492,663)	(7,065,164)
Net increase (decrease)		(6,411,228)	563,308
Units outstanding, beginning		26,061,719	25,498,411
Units outstanding, ending		19,650,491	26,061,719

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$99,501,682
Cost of units redeemed/account charges			(78,932,197)
Net investment income (loss)			702,223
Net realized gain (loss)			8,404,929
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,421,925
Net assets			$39,098,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	19,650	$39,099	1.25%	7.5%	12/31/2025	$2.04	0	$0	1.00%	7.7%	12/31/2025	$2.08	0	$0	0.75%	8.0%
12/31/2024	1.85	26,062	48,247	1.25%	12.8%	12/31/2024	1.89	0	0	1.00%	13.1%	12/31/2024	1.93	0	0	0.75%	13.4%
12/31/2023	1.64	24,281	39,848	1.25%	16.7%	12/31/2023	1.67	0	0	1.00%	17.0%	12/31/2023	1.70	0	0	0.75%	17.3%
12/31/2022	1.41	22,388	31,475	1.25%	-18.6%	12/31/2022	1.43	0	0	1.00%	-18.4%	12/31/2022	1.45	0	0	0.75%	-18.2%
12/31/2021	1.73	19,730	34,090	1.25%	16.3%	12/31/2021	1.75	0	0	1.00%	16.6%	12/31/2021	1.77	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.13	0	$0	0.50%	8.3%	12/31/2025	$2.18	0	$0	0.25%	8.6%	12/31/2025	$2.23	0	$0	0.00%	8.8%
12/31/2024	1.97	0	0	0.50%	13.7%	12/31/2024	2.01	0	0	0.25%	13.9%	12/31/2024	2.05	0	0	0.00%	14.2%
12/31/2023	1.73	0	0	0.50%	17.6%	12/31/2023	1.76	0	0	0.25%	17.9%	12/31/2023	1.79	1,217	2,182	0.00%	18.2%
12/31/2022	1.47	0	0	0.50%	-18.0%	12/31/2022	1.49	0	0	0.25%	-17.8%	12/31/2022	1.52	1,259	1,910	0.00%	-17.6%
12/31/2021	1.79	0	0	0.50%	17.1%	12/31/2021	1.82	0	0	0.25%	17.4%	12/31/2021	1.84	1,378	2,537	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	1.4%
2023	1.7%
2022	1.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,352,473	$6,636,255	231,523
Receivables: investments sold	2,835
Payables: investments purchased	-
Net assets	$6,355,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,355,308	3,924,287	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.73
Band 25	-	-	1.77
Band 0	-	-	1.81
Total	$6,355,308	3,924,287

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$195,247
Mortality & expense charges			(96,247)
Net investment income (loss)			99,000

Gain (loss) on investments:
Net realized gain (loss)			(271,217)
Realized gain distributions			285,356
Net change in unrealized appreciation (depreciation)			674,622
Net gain (loss)			688,761

Increase (decrease) in net assets from operations			$787,761

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,000	$166,328
Net realized gain (loss)		(271,217)	(101,133)
Realized gain distributions		285,356	548,869
Net change in unrealized appreciation (depreciation)		674,622	(49,477)

Increase (decrease) in net assets from operations		787,761	564,587

Contract owner transactions:
Proceeds from units sold		1,401,622	1,973,960
Cost of units redeemed		(5,559,834)	(1,697,797)
Account charges		(12,523)	(14,809)
Increase (decrease)		(4,170,735)	261,354
Net increase (decrease)		(3,382,974)	825,941
Net assets, beginning		9,738,282	8,912,341
Net assets, ending		$6,355,308	$9,738,282

Units sold		910,981	1,379,936
Units redeemed		(3,646,769)	(1,205,129)
Net increase (decrease)		(2,735,788)	174,807
Units outstanding, beginning		6,660,075	6,485,268
Units outstanding, ending		3,924,287	6,660,075

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$32,348,630
Cost of units redeemed/account charges			(29,304,228)
Net investment income (loss)			812,280
Net realized gain (loss)			(369,898)
Realized gain distributions			3,152,306
Net change in unrealized appreciation (depreciation)			(283,782)
Net assets			$6,355,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	3,924	$6,355	1.25%	10.8%	12/31/2025	$1.66	0	$0	1.00%	11.0%	12/31/2025	$1.69	0	$0	0.75%	11.3%
12/31/2024	1.46	6,660	9,738	1.25%	6.4%	12/31/2024	1.49	0	0	1.00%	6.7%	12/31/2024	1.52	0	0	0.75%	6.9%
12/31/2023	1.37	6,485	8,912	1.25%	11.1%	12/31/2023	1.40	0	0	1.00%	11.4%	12/31/2023	1.42	0	0	0.75%	11.7%
12/31/2022	1.24	6,275	7,761	1.25%	-15.2%	12/31/2022	1.26	0	0	1.00%	-15.0%	12/31/2022	1.27	0	0	0.75%	-14.8%
12/31/2021	1.46	5,542	8,084	1.25%	6.8%	12/31/2021	1.48	0	0	1.00%	7.1%	12/31/2021	1.50	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.73	0	$0	0.50%	11.6%	12/31/2025	$1.77	0	$0	0.25%	11.9%	12/31/2025	$1.81	0	$0	0.00%	12.1%
12/31/2024	1.55	0	0	0.50%	7.2%	12/31/2024	1.58	0	0	0.25%	7.5%	12/31/2024	1.62	0	0	0.00%	7.7%
12/31/2023	1.45	0	0	0.50%	12.0%	12/31/2023	1.47	0	0	0.25%	12.2%	12/31/2023	1.50	0	0	0.00%	12.5%
12/31/2022	1.29	0	0	0.50%	-14.6%	12/31/2022	1.31	0	0	0.25%	-14.4%	12/31/2022	1.33	0	0	0.00%	-14.2%
12/31/2021	1.52	0	0	0.50%	7.6%	12/31/2021	1.53	0	0	0.25%	7.9%	12/31/2021	1.55	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	3.0%
2023	2.9%
2022	2.4%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,536,100	$11,994,335	628,590
Receivables: investments sold	4,275
Payables: investments purchased	-
Net assets	$12,540,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,540,375	7,090,915	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$12,540,375	7,090,915

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$347,642
Mortality & expense charges			(235,781)
Net investment income (loss)			111,861

Gain (loss) on investments:
Net realized gain (loss)			984,068
Realized gain distributions			513,407
Net change in unrealized appreciation (depreciation)			756,805
Net gain (loss)			2,254,280

Increase (decrease) in net assets from operations			$2,366,141

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,861	$329,673
Net realized gain (loss)		984,068	108,634
Realized gain distributions		513,407	907,062
Net change in unrealized appreciation (depreciation)		756,805	141,040

Increase (decrease) in net assets from operations		2,366,141	1,486,409

Contract owner transactions:
Proceeds from units sold		2,498,933	5,566,150
Cost of units redeemed		(13,184,998)	(3,605,286)
Account charges		(29,352)	(29,246)
Increase (decrease)		(10,715,417)	1,931,618
Net increase (decrease)		(8,349,276)	3,418,027
Net assets, beginning		20,889,651	17,471,624
Net assets, ending		$12,540,375	$20,889,651

Units sold		1,517,989	3,752,034
Units redeemed		(7,796,066)	(2,467,048)
Net increase (decrease)		(6,278,077)	1,284,986
Units outstanding, beginning		13,368,992	12,084,006
Units outstanding, ending		7,090,915	13,368,992

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$46,707,132
Cost of units redeemed/account charges			(41,341,069)
Net investment income (loss)			1,329,862
Net realized gain (loss)			1,318,929
Realized gain distributions			3,983,756
Net change in unrealized appreciation (depreciation)			541,765
Net assets			$12,540,375

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	7,091	$12,540	1.25%	13.2%	12/31/2025	$1.81	0	$0	1.00%	13.5%	12/31/2025	$1.85	0	$0	0.75%	13.7%
12/31/2024	1.56	13,369	20,890	1.25%	8.1%	12/31/2024	1.59	0	0	1.00%	8.3%	12/31/2024	1.63	0	0	0.75%	8.6%
12/31/2023	1.45	12,084	17,472	1.25%	13.1%	12/31/2023	1.47	0	0	1.00%	13.4%	12/31/2023	1.50	0	0	0.75%	13.7%
12/31/2022	1.28	12,017	15,358	1.25%	-16.6%	12/31/2022	1.30	0	0	1.00%	-16.4%	12/31/2022	1.32	0	0	0.75%	-16.2%
12/31/2021	1.53	9,478	14,524	1.25%	8.4%	12/31/2021	1.55	0	0	1.00%	8.7%	12/31/2021	1.57	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	14.0%	12/31/2025	$1.94	0	$0	0.25%	14.3%	12/31/2025	$1.98	0	$0	0.00%	14.6%
12/31/2024	1.66	0	0	0.50%	8.9%	12/31/2024	1.69	0	0	0.25%	9.2%	12/31/2024	1.73	0	0	0.00%	9.4%
12/31/2023	1.52	0	0	0.50%	14.0%	12/31/2023	1.55	0	0	0.25%	14.3%	12/31/2023	1.58	0	0	0.00%	14.5%
12/31/2022	1.34	0	0	0.50%	-16.0%	12/31/2022	1.36	0	0	0.25%	-15.8%	12/31/2022	1.38	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	9.3%	12/31/2021	1.61	0	0	0.25%	9.5%	12/31/2021	1.63	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	3.0%
2023	2.9%
2022	2.2%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,012,865	$22,836,952	615,087
Receivables: investments sold	23,789
Payables: investments purchased	-
Net assets	$26,036,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,036,654	13,756,784	$1.89
Band 100	-	-	1.94
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.12
Total	$26,036,654	13,756,784

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$665,480
Mortality & expense charges			(377,229)
Net investment income (loss)			288,251

Gain (loss) on investments:
Net realized gain (loss)			1,965,555
Realized gain distributions			341,015
Net change in unrealized appreciation (depreciation)			1,627,654
Net gain (loss)			3,934,224

Increase (decrease) in net assets from operations			$4,222,475

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$288,251	$500,275
Net realized gain (loss)		1,965,555	231,277
Realized gain distributions		341,015	288,276
Net change in unrealized appreciation (depreciation)		1,627,654	1,563,818

Increase (decrease) in net assets from operations		4,222,475	2,583,646

Contract owner transactions:
Proceeds from units sold		5,336,849	9,185,287
Cost of units redeemed		(16,769,456)	(4,430,297)
Account charges		(47,053)	(46,807)
Increase (decrease)		(11,479,660)	4,708,183
Net increase (decrease)		(7,257,185)	7,291,829
Net assets, beginning		33,293,839	26,002,010
Net assets, ending		$26,036,654	$33,293,839

Units sold		3,041,531	5,753,423
Units redeemed		(9,478,448)	(2,794,971)
Net increase (decrease)		(6,436,917)	2,958,452
Units outstanding, beginning		20,193,701	17,235,249
Units outstanding, ending		13,756,784	20,193,701

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$60,657,123
Cost of units redeemed/account charges			(45,890,691)
Net investment income (loss)			1,909,345
Net realized gain (loss)			2,769,014
Realized gain distributions			3,415,950
Net change in unrealized appreciation (depreciation)			3,175,913
Net assets			$26,036,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	13,757	$26,037	1.25%	14.8%	12/31/2025	$1.94	0	$0	1.00%	15.1%	12/31/2025	$1.98	0	$0	0.75%	15.4%
12/31/2024	1.65	20,194	33,294	1.25%	9.3%	12/31/2024	1.68	0	0	1.00%	9.6%	12/31/2024	1.72	0	0	0.75%	9.8%
12/31/2023	1.51	17,235	26,002	1.25%	14.6%	12/31/2023	1.54	0	0	1.00%	14.8%	12/31/2023	1.56	0	0	0.75%	15.1%
12/31/2022	1.32	16,638	21,911	1.25%	-17.3%	12/31/2022	1.34	0	0	1.00%	-17.1%	12/31/2022	1.36	0	0	0.75%	-16.9%
12/31/2021	1.59	12,022	19,145	1.25%	10.0%	12/31/2021	1.61	0	0	1.00%	10.3%	12/31/2021	1.63	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	15.7%	12/31/2025	$2.07	0	$0	0.25%	15.9%	12/31/2025	$2.12	0	$0	0.00%	16.2%
12/31/2024	1.75	0	0	0.50%	10.1%	12/31/2024	1.79	0	0	0.25%	10.4%	12/31/2024	1.82	0	0	0.00%	10.7%
12/31/2023	1.59	0	0	0.50%	15.4%	12/31/2023	1.62	0	0	0.25%	15.7%	12/31/2023	1.65	0	0	0.00%	16.0%
12/31/2022	1.38	0	0	0.50%	-16.7%	12/31/2022	1.40	0	0	0.25%	-16.5%	12/31/2022	1.42	0	0	0.00%	-16.3%
12/31/2021	1.65	0	0	0.50%	10.8%	12/31/2021	1.68	0	0	0.25%	11.1%	12/31/2021	1.70	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	3.0%
2023	2.8%
2022	2.1%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,617,347	$22,331,023	972,775
Receivables: investments sold	17,233
Payables: investments purchased	-
Net assets	$26,634,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,634,580	13,211,945	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$26,634,580	13,211,945

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$638,491
Mortality & expense charges			(370,717)
Net investment income (loss)			267,774

Gain (loss) on investments:
Net realized gain (loss)			1,884,974
Realized gain distributions			124,575
Net change in unrealized appreciation (depreciation)			2,160,539
Net gain (loss)			4,170,088

Increase (decrease) in net assets from operations			$4,437,862

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$267,774	$433,536
Net realized gain (loss)		1,884,974	112,124
Realized gain distributions		124,575	161,184
Net change in unrealized appreciation (depreciation)		2,160,539	1,902,264

Increase (decrease) in net assets from operations		4,437,862	2,609,108

Contract owner transactions:
Proceeds from units sold		4,852,405	7,156,692
Cost of units redeemed		(13,539,712)	(2,307,040)
Account charges		(56,382)	(48,921)
Increase (decrease)		(8,743,689)	4,800,731
Net increase (decrease)		(4,305,827)	7,409,839
Net assets, beginning		30,940,407	23,530,568
Net assets, ending		$26,634,580	$30,940,407

Units sold		2,655,015	4,352,805
Units redeemed		(7,258,845)	(1,493,644)
Net increase (decrease)		(4,603,830)	2,859,161
Units outstanding, beginning		17,815,775	14,956,614
Units outstanding, ending		13,211,945	17,815,775

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,599,796
Cost of units redeemed/account charges			(34,961,190)
Net investment income (loss)			1,578,092
Net realized gain (loss)			2,751,180
Realized gain distributions			2,380,378
Net change in unrealized appreciation (depreciation)			4,286,324
Net assets			$26,634,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.02	13,212	$26,635	1.25%	16.1%	12/31/2025	$2.06	0	$0	1.00%	16.4%	12/31/2025	$2.11	0	$0	0.75%	16.7%
12/31/2024	1.74	17,816	30,940	1.25%	10.4%	12/31/2024	1.77	0	0	1.00%	10.7%	12/31/2024	1.81	0	0	0.75%	10.9%
12/31/2023	1.57	14,957	23,531	1.25%	15.7%	12/31/2023	1.60	0	0	1.00%	16.0%	12/31/2023	1.63	0	0	0.75%	16.3%
12/31/2022	1.36	12,787	17,389	1.25%	-17.7%	12/31/2022	1.38	0	0	1.00%	-17.4%	12/31/2022	1.40	0	0	0.75%	-17.2%
12/31/2021	1.65	7,869	12,995	1.25%	11.6%	12/31/2021	1.67	0	0	1.00%	11.8%	12/31/2021	1.69	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.16	0	$0	0.50%	17.0%	12/31/2025	$2.21	0	$0	0.25%	17.2%	12/31/2025	$2.26	0	$0	0.00%	17.5%
12/31/2024	1.84	0	0	0.50%	11.2%	12/31/2024	1.88	0	0	0.25%	11.5%	12/31/2024	1.92	0	0	0.00%	11.8%
12/31/2023	1.66	0	0	0.50%	16.6%	12/31/2023	1.69	0	0	0.25%	16.8%	12/31/2023	1.72	0	0	0.00%	17.1%
12/31/2022	1.42	0	0	0.50%	-17.0%	12/31/2022	1.44	0	0	0.25%	-16.8%	12/31/2022	1.47	0	0	0.00%	-16.6%
12/31/2021	1.72	0	0	0.50%	12.4%	12/31/2021	1.74	0	0	0.25%	12.7%	12/31/2021	1.76	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.9%
2023	2.8%
2022	2.3%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,790,315	$23,510,712	576,841
Receivables: investments sold	22,941
Payables: investments purchased	-
Net assets	$28,813,256

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,813,256	13,430,368	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.35
Band 0	-	-	2.40
Total	$28,813,256	13,430,368

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$647,090
Mortality & expense charges			(395,814)
Net investment income (loss)			251,276

Gain (loss) on investments:
Net realized gain (loss)			2,420,420
Realized gain distributions			126,648
Net change in unrealized appreciation (depreciation)			2,351,200
Net gain (loss)			4,898,268

Increase (decrease) in net assets from operations			$5,149,544

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$251,276	$422,743
Net realized gain (loss)		2,420,420	143,186
Realized gain distributions		126,648	69,318
Net change in unrealized appreciation (depreciation)		2,351,200	2,552,907

Increase (decrease) in net assets from operations		5,149,544	3,188,154

Contract owner transactions:
Proceeds from units sold		5,257,127	8,136,443
Cost of units redeemed		(15,406,457)	(2,801,994)
Account charges		(56,102)	(53,566)
Increase (decrease)		(10,205,432)	5,280,883
Net increase (decrease)		(5,055,888)	8,469,037
Net assets, beginning		33,869,144	25,400,107
Net assets, ending		$28,813,256	$33,869,144

Units sold		2,714,372	4,693,957
Units redeemed		(7,799,230)	(1,657,314)
Net increase (decrease)		(5,084,858)	3,036,643
Units outstanding, beginning		18,515,226	15,478,583
Units outstanding, ending		13,430,368	18,515,226

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$56,480,815
Cost of units redeemed/account charges			(40,498,579)
Net investment income (loss)			1,564,018
Net realized gain (loss)			3,585,290
Realized gain distributions			2,402,109
Net change in unrealized appreciation (depreciation)			5,279,603
Net assets			$28,813,256

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.15	13,430	$28,813	1.25%	17.3%	12/31/2025	$2.19	0	$0	1.00%	17.6%	12/31/2025	$2.24	0	$0	0.75%	17.9%
12/31/2024	1.83	18,515	33,869	1.25%	11.5%	12/31/2024	1.87	0	0	1.00%	11.8%	12/31/2024	1.90	0	0	0.75%	12.0%
12/31/2023	1.64	15,479	25,400	1.25%	16.9%	12/31/2023	1.67	0	0	1.00%	17.2%	12/31/2023	1.70	0	0	0.75%	17.5%
12/31/2022	1.40	13,172	18,495	1.25%	-18.0%	12/31/2022	1.43	0	0	1.00%	-17.8%	12/31/2022	1.45	0	0	0.75%	-17.6%
12/31/2021	1.71	7,898	13,526	1.25%	13.1%	12/31/2021	1.73	0	0	1.00%	13.4%	12/31/2021	1.76	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	18.2%	12/31/2025	$2.35	0	$0	0.25%	18.5%	12/31/2025	$2.40	0	$0	0.00%	18.8%
12/31/2024	1.94	0	0	0.50%	12.3%	12/31/2024	1.98	0	0	0.25%	12.6%	12/31/2024	2.02	0	0	0.00%	12.9%
12/31/2023	1.73	0	0	0.50%	17.7%	12/31/2023	1.76	0	0	0.25%	18.0%	12/31/2023	1.79	0	0	0.00%	18.3%
12/31/2022	1.47	0	0	0.50%	-17.4%	12/31/2022	1.49	0	0	0.25%	-17.2%	12/31/2022	1.51	0	0	0.00%	-17.0%
12/31/2021	1.78	0	0	0.50%	14.0%	12/31/2021	1.80	0	0	0.25%	14.3%	12/31/2021	1.82	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.7%
2023	2.7%
2022	2.4%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,407,045	$22,335,565	817,037
Receivables: investments sold	-
Payables: investments purchased	(23,158)
Net assets	$28,383,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,383,887	12,543,751	$2.26
Band 100	-	-	2.31
Band 75	-	-	2.37
Band 50	-	-	2.42
Band 25	-	-	2.48
Band 0	-	-	2.53
Total	$28,383,887	12,543,751

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$599,500
Mortality & expense charges			(388,444)
Net investment income (loss)			211,056

Gain (loss) on investments:
Net realized gain (loss)			2,493,754
Realized gain distributions			91,618
Net change in unrealized appreciation (depreciation)			2,513,529
Net gain (loss)			5,098,901

Increase (decrease) in net assets from operations			$5,309,957

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$211,056	$367,180
Net realized gain (loss)		2,493,754	199,320
Realized gain distributions		91,618	16,695
Net change in unrealized appreciation (depreciation)		2,513,529	2,507,066

Increase (decrease) in net assets from operations		5,309,957	3,090,261

Contract owner transactions:
Proceeds from units sold		5,025,975	9,058,526
Cost of units redeemed		(13,554,013)	(2,691,003)
Account charges		(69,086)	(56,057)
Increase (decrease)		(8,597,124)	6,311,466
Net increase (decrease)		(3,287,167)	9,401,727
Net assets, beginning		31,671,054	22,269,327
Net assets, ending		$28,383,887	$31,671,054

Units sold		2,458,230	4,974,344
Units redeemed		(6,501,054)	(1,507,013)
Net increase (decrease)		(4,042,824)	3,467,331
Units outstanding, beginning		16,586,575	13,119,244
Units outstanding, ending		12,543,751	16,586,575

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$50,138,262
Cost of units redeemed/account charges			(34,465,263)
Net investment income (loss)			1,296,461
Net realized gain (loss)			3,921,051
Realized gain distributions			1,421,896
Net change in unrealized appreciation (depreciation)			6,071,480
Net assets			$28,383,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.26	12,544	$28,384	1.25%	18.5%	12/31/2025	$2.31	0	$0	1.00%	18.8%	12/31/2025	$2.37	0	$0	0.75%	19.1%
12/31/2024	1.91	16,587	31,671	1.25%	12.5%	12/31/2024	1.95	0	0	1.00%	12.8%	12/31/2024	1.99	0	0	0.75%	13.1%
12/31/2023	1.70	13,119	22,269	1.25%	18.0%	12/31/2023	1.73	0	0	1.00%	18.3%	12/31/2023	1.76	0	0	0.75%	18.6%
12/31/2022	1.44	11,206	16,119	1.25%	-18.4%	12/31/2022	1.46	0	0	1.00%	-18.2%	12/31/2022	1.48	0	0	0.75%	-18.0%
12/31/2021	1.76	5,863	10,333	1.25%	14.7%	12/31/2021	1.78	0	0	1.00%	15.0%	12/31/2021	1.81	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.42	0	$0	0.50%	19.4%	12/31/2025	$2.48	0	$0	0.25%	19.7%	12/31/2025	$2.53	0	$0	0.00%	20.0%
12/31/2024	2.03	0	0	0.50%	13.3%	12/31/2024	2.07	0	0	0.25%	13.6%	12/31/2024	2.11	0	0	0.00%	13.9%
12/31/2023	1.79	0	0	0.50%	18.9%	12/31/2023	1.82	0	0	0.25%	19.2%	12/31/2023	1.85	0	0	0.00%	19.5%
12/31/2022	1.51	0	0	0.50%	-17.8%	12/31/2022	1.53	0	0	0.25%	-17.6%	12/31/2022	1.55	0	0	0.00%	-17.4%
12/31/2021	1.83	0	0	0.50%	15.6%	12/31/2021	1.85	0	0	0.25%	15.9%	12/31/2021	1.88	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	2.6%
2023	2.6%
2022	2.5%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,646,582	$25,110,606	551,053
Receivables: investments sold	19,864
Payables: investments purchased	-
Net assets	$32,666,446

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,666,446	14,067,570	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.54
Band 0	-	-	2.60
Total	$32,666,446	14,067,570

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$667,005
Mortality & expense charges			(389,038)
Net investment income (loss)			277,967

Gain (loss) on investments:
Net realized gain (loss)			1,801,235
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,660,544
Net gain (loss)			5,461,779

Increase (decrease) in net assets from operations			$5,739,746

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$277,967	$318,226
Net realized gain (loss)		1,801,235	255,784
Realized gain distributions		-	9,560
Net change in unrealized appreciation (depreciation)		3,660,544	2,587,972

Increase (decrease) in net assets from operations		5,739,746	3,171,542

Contract owner transactions:
Proceeds from units sold		6,091,808	8,962,989
Cost of units redeemed		(9,708,323)	(2,725,028)
Account charges		(57,008)	(53,899)
Increase (decrease)		(3,673,523)	6,184,062
Net increase (decrease)		2,066,223	9,355,604
Net assets, beginning		30,600,223	21,244,619
Net assets, ending		$32,666,446	$30,600,223

Units sold		2,927,749	4,857,646
Units redeemed		(4,660,856)	(1,475,668)
Net increase (decrease)		(1,733,107)	3,381,978
Units outstanding, beginning		15,800,677	12,418,699
Units outstanding, ending		14,067,570	15,800,677

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$48,142,848
Cost of units redeemed/account charges			(28,339,125)
Net investment income (loss)			1,236,188
Net realized gain (loss)			3,100,048
Realized gain distributions			990,511
Net change in unrealized appreciation (depreciation)			7,535,976
Net assets			$32,666,446

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	14,068	$32,666	1.25%	19.9%	12/31/2025	$2.38	0	$0	1.00%	20.2%	12/31/2025	$2.43	0	$0	0.75%	20.5%
12/31/2024	1.94	15,801	30,600	1.25%	13.2%	12/31/2024	1.98	0	0	1.00%	13.5%	12/31/2024	2.02	0	0	0.75%	13.8%
12/31/2023	1.71	12,419	21,245	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	10,255	14,783	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	5,551	9,815	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	20.8%	12/31/2025	$2.54	0	$0	0.25%	21.1%	12/31/2025	$2.60	0	$0	0.00%	21.4%
12/31/2024	2.06	0	0	0.50%	14.1%	12/31/2024	2.10	0	0	0.25%	14.4%	12/31/2024	2.14	0	0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.8%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	2.5%
2022	2.5%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,250,230	$18,004,348	351,786
Receivables: investments sold	23,994
Payables: investments purchased	-
Net assets	$23,274,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,274,224	10,023,564	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.54
Band 0	-	-	2.60
Total	$23,274,224	10,023,564

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$473,367
Mortality & expense charges			(281,215)
Net investment income (loss)			192,152

Gain (loss) on investments:
Net realized gain (loss)			1,491,142
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,512,956
Net gain (loss)			4,004,098

Increase (decrease) in net assets from operations			$4,196,250

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$192,152	$215,736
Net realized gain (loss)		1,491,142	149,903
Realized gain distributions		-	14,824
Net change in unrealized appreciation (depreciation)		2,512,956	1,742,225

Increase (decrease) in net assets from operations		4,196,250	2,122,688

Contract owner transactions:
Proceeds from units sold		5,923,984	6,181,581
Cost of units redeemed		(7,700,184)	(1,851,521)
Account charges		(49,203)	(39,990)
Increase (decrease)		(1,825,403)	4,290,070
Net increase (decrease)		2,370,847	6,412,758
Net assets, beginning		20,903,377	14,490,619
Net assets, ending		$23,274,224	$20,903,377

Units sold		2,870,667	3,358,046
Units redeemed		(3,643,181)	(1,034,884)
Net increase (decrease)		(772,514)	2,323,162
Units outstanding, beginning		10,796,078	8,472,916
Units outstanding, ending		10,023,564	10,796,078

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$35,322,856
Cost of units redeemed/account charges			(20,720,104)
Net investment income (loss)			821,877
Net realized gain (loss)			2,131,190
Realized gain distributions			472,523
Net change in unrealized appreciation (depreciation)			5,245,882
Net assets			$23,274,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	10,024	$23,274	1.25%	19.9%	12/31/2025	$2.38	0	$0	1.00%	20.2%	12/31/2025	$2.43	0	$0	0.75%	20.5%
12/31/2024	1.94	10,796	20,903	1.25%	13.2%	12/31/2024	1.98	0	0	1.00%	13.5%	12/31/2024	2.02	0	0	0.75%	13.8%
12/31/2023	1.71	8,473	14,491	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	6,961	10,032	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	3,449	6,098	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.49	0	$0	0.50%	20.8%	12/31/2025	$2.54	0	$0	0.25%	21.1%	12/31/2025	$2.60	0	$0	0.00%	21.4%
12/31/2024	2.06	0	0	0.50%	14.1%	12/31/2024	2.10	0	0	0.25%	14.4%	12/31/2024	2.14	0	0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.5%
2023	2.5%
2022	2.5%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,266,300	$11,928,156	250,708
Receivables: investments sold	21,901
Payables: investments purchased	-
Net assets	$15,288,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,288,201	6,585,022	$2.32
Band 100	-	-	2.37
Band 75	-	-	2.43
Band 50	-	-	2.48
Band 25	-	-	2.54
Band 0	-	-	2.60
Total	$15,288,201	6,585,022

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$306,820
Mortality & expense charges			(174,766)
Net investment income (loss)			132,054

Gain (loss) on investments:
Net realized gain (loss)			682,593
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,786,970
Net gain (loss)			2,469,563

Increase (decrease) in net assets from operations			$2,601,617

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$132,054	$136,102
Net realized gain (loss)		682,593	37,235
Realized gain distributions		-	7,834
Net change in unrealized appreciation (depreciation)		1,786,970	1,035,594

Increase (decrease) in net assets from operations		2,601,617	1,216,765

Contract owner transactions:
Proceeds from units sold		4,065,964	5,192,366
Cost of units redeemed		(4,234,558)	(724,930)
Account charges		(33,463)	(27,297)
Increase (decrease)		(202,057)	4,440,139
Net increase (decrease)		2,399,560	5,656,904
Net assets, beginning		12,888,641	7,231,737
Net assets, ending		$15,288,201	$12,888,641

Units sold		1,958,011	2,831,031
Units redeemed		(2,029,774)	(402,321)
Net increase (decrease)		(71,763)	2,428,710
Units outstanding, beginning		6,656,785	4,228,075
Units outstanding, ending		6,585,022	6,656,785

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,584,325
Cost of units redeemed/account charges			(9,091,948)
Net investment income (loss)			436,295
Net realized gain (loss)			935,571
Realized gain distributions			85,814
Net change in unrealized appreciation (depreciation)			3,338,144
Net assets			$15,288,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.32	6,585	$15,288	1.25%	19.9%	12/31/2025	$2.37	0	$0	1.00%	20.2%	12/31/2025	$2.43	0	$0	0.75%	20.5%
12/31/2024	1.94	6,657	12,889	1.25%	13.2%	12/31/2024	1.98	0	0	1.00%	13.5%	12/31/2024	2.02	0	0	0.75%	13.8%
12/31/2023	1.71	4,228	7,232	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	2,751	3,964	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	1,203	2,127	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.48	0	$0	0.50%	20.8%	12/31/2025	$2.54	0	$0	0.25%	21.1%	12/31/2025	$2.60	0	$0	0.00%	21.4%
12/31/2024	2.06	0	0	0.50%	14.1%	12/31/2024	2.10	0	0	0.25%	14.3%	12/31/2024	2.14	0	0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.2%	12/31/2021	1.88	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.7%
2023	2.7%
2022	2.6%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement Income Fund Investor Class - 06-FMM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,873,212	$2,718,382	206,892
Receivables: investments sold	-
Payables: investments purchased	(3,610)
Net assets	$2,869,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,869,602	2,012,626	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$2,869,602	2,012,626

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$115,239
Mortality & expense charges			(48,922)
Net investment income (loss)			66,317

Gain (loss) on investments:
Net realized gain (loss)			151,828
Realized gain distributions			46,707
Net change in unrealized appreciation (depreciation)			114,879
Net gain (loss)			313,414

Increase (decrease) in net assets from operations			$379,731

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,317	$114,152
Net realized gain (loss)		151,828	15,244
Realized gain distributions		46,707	158,659
Net change in unrealized appreciation (depreciation)		114,879	(7,934)

Increase (decrease) in net assets from operations		379,731	280,121

Contract owner transactions:
Proceeds from units sold		329,149	1,715,901
Cost of units redeemed		(4,067,034)	(523,795)
Account charges		(8,054)	(11,765)
Increase (decrease)		(3,745,939)	1,180,341
Net increase (decrease)		(3,366,208)	1,460,462
Net assets, beginning		6,235,810	4,775,348
Net assets, ending		$2,869,602	$6,235,810

Units sold		375,649	1,360,106
Units redeemed		(3,170,606)	(430,188)
Net increase (decrease)		(2,794,957)	929,918
Units outstanding, beginning		4,807,583	3,877,665
Units outstanding, ending		2,012,626	4,807,583

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,838,299
Cost of units redeemed/account charges			(9,148,478)
Net investment income (loss)			389,555
Net realized gain (loss)			226,839
Realized gain distributions			408,557
Net change in unrealized appreciation (depreciation)			154,830
Net assets			$2,869,602

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.43	2,013	$2,870	1.25%	9.9%	12/31/2025	$1.46	0	$0	1.00%	10.2%	12/31/2025	$1.49	0	$0	0.75%	10.5%
12/31/2024	1.30	4,808	6,236	1.25%	5.3%	12/31/2024	1.32	0	0	1.00%	5.6%	12/31/2024	1.35	0	0	0.75%	5.9%
12/31/2023	1.23	3,878	4,775	1.25%	9.3%	12/31/2023	1.25	0	0	1.00%	9.6%	12/31/2023	1.28	0	0	0.75%	9.8%
12/31/2022	1.13	3,617	4,076	1.25%	-13.8%	12/31/2022	1.14	0	0	1.00%	-13.6%	12/31/2022	1.16	0	0	0.75%	-13.4%
12/31/2021	1.31	1,036	1,355	1.25%	3.9%	12/31/2021	1.32	0	0	1.00%	4.2%	12/31/2021	1.34	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	0.50%	10.8%	12/31/2025	$1.56	0	$0	0.25%	11.0%	12/31/2025	$1.60	0	$0	0.00%	11.3%
12/31/2024	1.38	0	0	0.50%	6.1%	12/31/2024	1.41	0	0	0.25%	6.4%	12/31/2024	1.43	0	0	0.00%	6.7%
12/31/2023	1.30	0	0	0.50%	10.1%	12/31/2023	1.32	0	0	0.25%	10.4%	12/31/2023	1.35	0	0	0.00%	10.7%
12/31/2022	1.18	0	0	0.50%	-13.2%	12/31/2022	1.20	0	0	0.25%	-13.0%	12/31/2022	1.22	0	0	0.00%	-12.7%
12/31/2021	1.36	0	0	0.50%	4.7%	12/31/2021	1.38	0	0	0.25%	5.0%	12/31/2021	1.39	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.5%
2024	3.3%
2023	3.1%
2022	2.9%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,488,479	$15,773,580	1,593,810
Receivables: investments sold	84,619
Payables: investments purchased	-
Net assets	$15,573,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,248,513	14,364,534	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	324,585	273,013	1.19
Total	$15,573,098	14,637,547

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$566,287
Mortality & expense charges			(176,627)
Net investment income (loss)			389,660

Gain (loss) on investments:
Net realized gain (loss)			(128,986)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			549,533
Net gain (loss)			420,547

Increase (decrease) in net assets from operations			$810,207

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$389,660	$325,319
Net realized gain (loss)		(128,986)	(297,648)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		549,533	(44,095)

Increase (decrease) in net assets from operations		810,207	(16,424)

Contract owner transactions:
Proceeds from units sold		20,684,506	21,018,040
Cost of units redeemed		(20,008,677)	(20,303,099)
Account charges		(30,633)	(30,390)
Increase (decrease)		645,196	684,551
Net increase (decrease)		1,455,403	668,127
Net assets, beginning		14,117,695	13,449,568
Net assets, ending		$15,573,098	$14,117,695

Units sold		20,273,695	21,064,964
Units redeemed		(19,670,253)	(20,269,749)
Net increase (decrease)		603,442	795,215
Units outstanding, beginning		14,034,105	13,238,890
Units outstanding, ending		14,637,547	14,034,105

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$102,322,610
Cost of units redeemed/account charges			(87,387,705)
Net investment income (loss)			1,549,550
Net realized gain (loss)			(675,256)
Realized gain distributions			49,000
Net change in unrealized appreciation (depreciation)			(285,101)
Net assets			$15,573,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	14,365	$15,249	1.25%	5.8%	12/31/2025	$1.09	0	$0	1.00%	6.1%	12/31/2025	$1.11	0	$0	0.75%	6.4%
12/31/2024	1.00	13,637	13,678	1.25%	0.0%	12/31/2024	1.02	0	0	1.00%	0.2%	12/31/2024	1.04	0	0	0.75%	0.5%
12/31/2023	1.00	11,418	11,455	1.25%	4.4%	12/31/2023	1.02	0	0	1.00%	4.7%	12/31/2023	1.04	0	0	0.75%	4.9%
12/31/2022	0.96	8,131	7,814	1.25%	-14.2%	12/31/2022	0.98	0	0	1.00%	-14.0%	12/31/2022	0.99	0	0	0.75%	-13.8%
12/31/2021	1.12	7,463	8,362	1.25%	-2.9%	12/31/2021	1.13	11	13	1.00%	-2.7%	12/31/2021	1.15	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	6.6%	12/31/2025	$1.16	0	$0	0.25%	6.9%	12/31/2025	$1.19	273	$325	0.00%	7.2%
12/31/2024	1.07	0	0	0.50%	0.7%	12/31/2024	1.09	0	0	0.25%	1.0%	12/31/2024	1.11	397	440	0.00%	1.2%
12/31/2023	1.06	0	0	0.50%	5.2%	12/31/2023	1.08	0	0	0.25%	5.4%	12/31/2023	1.10	1,821	1,995	0.00%	5.7%
12/31/2022	1.01	0	0	0.50%	-13.6%	12/31/2022	1.02	0	0	0.25%	-13.4%	12/31/2022	1.04	1,623	1,682	0.00%	-13.2%
12/31/2021	1.16	0	0	0.50%	-2.2%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	1,574	1,878	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	3.5%
2023	3.1%
2022	2.3%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Bond Index Fund Admiral Class - 06-FMP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,244	$240,275	12,339
Receivables: investments sold	2,654
Payables: investments purchased	-
Net assets	$238,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,898	226,018	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$238,898	226,018

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$11,643
Mortality & expense charges			(3,796)
Net investment income (loss)			7,847

Gain (loss) on investments:
Net realized gain (loss)			(5,493)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,530
Net gain (loss)			(963)

Increase (decrease) in net assets from operations			$6,884

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,847	$7,244
Net realized gain (loss)		(5,493)	(3,678)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,530	2,111

Increase (decrease) in net assets from operations		6,884	5,677

Contract owner transactions:
Proceeds from units sold		281,331	102,173
Cost of units redeemed		(329,853)	(16,310)
Account charges		(638)	(213)
Increase (decrease)		(49,160)	85,650
Net increase (decrease)		(42,276)	91,327
Net assets, beginning		281,174	189,847
Net assets, ending		$238,898	$281,174

Units sold		268,705	102,817
Units redeemed		(313,178)	(19,387)
Net increase (decrease)		(44,473)	83,430
Units outstanding, beginning		270,491	187,061
Units outstanding, ending		226,018	270,491

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,380,617
Cost of units redeemed/account charges			(1,136,790)
Net investment income (loss)			29,867
Net realized gain (loss)			(32,971)
Realized gain distributions			2,206
Net change in unrealized appreciation (depreciation)			(4,031)
Net assets			$238,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	226	$239	1.25%	1.7%	12/31/2025	$1.08	0	$0	1.00%	1.9%	12/31/2025	$1.11	0	$0	0.75%	2.2%
12/31/2024	1.04	270	281	1.25%	2.4%	12/31/2024	1.06	0	0	1.00%	2.7%	12/31/2024	1.08	0	0	0.75%	2.9%
12/31/2023	1.01	187	190	1.25%	7.4%	12/31/2023	1.03	0	0	1.00%	7.7%	12/31/2023	1.05	0	0	0.75%	8.0%
12/31/2022	0.94	165	156	1.25%	-14.0%	12/31/2022	0.96	0	0	1.00%	-13.8%	12/31/2022	0.97	0	0	0.75%	-13.6%
12/31/2021	1.10	270	297	1.25%	-3.4%	12/31/2021	1.11	0	0	1.00%	-3.2%	12/31/2021	1.13	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	2.4%	12/31/2025	$1.16	0	$0	0.25%	2.7%	12/31/2025	$1.18	0	$0	0.00%	3.0%
12/31/2024	1.10	0	0	0.50%	3.2%	12/31/2024	1.13	0	0	0.25%	3.5%	12/31/2024	1.15	0	0	0.00%	3.7%
12/31/2023	1.07	0	0	0.50%	8.2%	12/31/2023	1.09	0	0	0.25%	8.5%	12/31/2023	1.11	0	0	0.00%	8.8%
12/31/2022	0.99	0	0	0.50%	-13.4%	12/31/2022	1.00	0	0	0.25%	-13.1%	12/31/2022	1.02	0	0	0.00%	-12.9%
12/31/2021	1.14	0	0	0.50%	-2.7%	12/31/2021	1.16	0	0	0.25%	-2.5%	12/31/2021	1.17	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.5%
2024	4.2%
2023	4.6%
2022	1.1%
2021	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Stock Index Fund Admiral Class - 06-FMR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,963,651	$19,425,789	612,636
Receivables: investments sold	-
Payables: investments purchased	(133,513)
Net assets	$24,830,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,786,986	12,925,662	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	43,152	20,092	2.15
Total	$24,830,138	12,945,754

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$837,366
Mortality & expense charges			(318,500)
Net investment income (loss)			518,866

Gain (loss) on investments:
Net realized gain (loss)			1,737,011
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,604,799
Net gain (loss)			6,341,810

Increase (decrease) in net assets from operations			$6,860,676

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$518,866	$512,465
Net realized gain (loss)		1,737,011	234,883
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,604,799	219,445

Increase (decrease) in net assets from operations		6,860,676	966,793

Contract owner transactions:
Proceeds from units sold		32,283,730	30,749,674
Cost of units redeemed		(40,175,086)	(30,858,270)
Account charges		(58,236)	(59,729)
Increase (decrease)		(7,949,592)	(168,325)
Net increase (decrease)		(1,088,916)	798,468
Net assets, beginning		25,919,054	25,120,586
Net assets, ending		$24,830,138	$25,919,054

Units sold		19,376,015	20,718,658
Units redeemed		(24,071,736)	(20,773,255)
Net increase (decrease)		(4,695,721)	(54,597)
Units outstanding, beginning		17,641,475	17,696,072
Units outstanding, ending		12,945,754	17,641,475

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$147,019,482
Cost of units redeemed/account charges			(132,787,480)
Net investment income (loss)			2,748,561
Net realized gain (loss)			2,311,713
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,537,862
Net assets			$24,830,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	12,926	$24,787	1.25%	30.5%	12/31/2025	$1.96	0	$0	1.00%	30.9%	12/31/2025	$2.01	0	$0	0.75%	31.2%
12/31/2024	1.47	17,624	25,890	1.25%	3.9%	12/31/2024	1.50	0	0	1.00%	4.1%	12/31/2024	1.53	0	0	0.75%	4.4%
12/31/2023	1.41	17,001	24,047	1.25%	14.0%	12/31/2023	1.44	0	0	1.00%	14.3%	12/31/2023	1.47	0	0	0.75%	14.6%
12/31/2022	1.24	15,563	19,301	1.25%	-17.1%	12/31/2022	1.26	0	0	1.00%	-16.8%	12/31/2022	1.28	0	0	0.75%	-16.6%
12/31/2021	1.50	14,373	21,489	1.25%	7.3%	12/31/2021	1.51	0	0	1.00%	7.5%	12/31/2021	1.53	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	0	$0	0.50%	31.5%	12/31/2025	$2.10	0	$0	0.25%	31.8%	12/31/2025	$2.15	20	$43	0.00%	32.2%
12/31/2024	1.56	0	0	0.50%	4.6%	12/31/2024	1.59	0	0	0.25%	4.9%	12/31/2024	1.62	18	29	0.00%	5.2%
12/31/2023	1.49	0	0	0.50%	14.9%	12/31/2023	1.52	0	0	0.25%	15.2%	12/31/2023	1.54	695	1,074	0.00%	15.5%
12/31/2022	1.30	0	0	0.50%	-16.4%	12/31/2022	1.32	0	0	0.25%	-16.2%	12/31/2022	1.34	805	1,077	0.00%	-16.0%
12/31/2021	1.55	0	0	0.50%	8.1%	12/31/2021	1.57	0	0	0.25%	8.4%	12/31/2021	1.59	698	1,111	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.3%
2024	3.3%
2023	3.4%
2022	2.8%
2021	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,758,740	$9,582,140	89,965
Receivables: investments sold	-
Payables: investments purchased	(76,290)
Net assets	$14,682,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,351,773	3,804,263	$2.98
Band 100	-	-	3.05
Band 75	2,693,911	862,795	3.12
Band 50	-	-	3.19
Band 25	-	-	3.27
Band 0	636,766	190,548	3.34
Total	$14,682,450	4,857,606

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$179,833
Mortality & expense charges			(160,458)
Net investment income (loss)			19,375

Gain (loss) on investments:
Net realized gain (loss)			1,596,392
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			587,297
Net gain (loss)			2,183,689

Increase (decrease) in net assets from operations			$2,203,064

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,375	$35,631
Net realized gain (loss)		1,596,392	991,032
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		587,297	1,836,919

Increase (decrease) in net assets from operations		2,203,064	2,863,582

Contract owner transactions:
Proceeds from units sold		2,915,458	2,996,454
Cost of units redeemed		(5,294,270)	(4,438,655)
Account charges		(16,093)	(15,890)
Increase (decrease)		(2,394,905)	(1,458,091)
Net increase (decrease)		(191,841)	1,405,491
Net assets, beginning		14,874,291	13,468,800
Net assets, ending		$14,682,450	$14,874,291

Units sold		1,078,889	1,288,282
Units redeemed		(1,916,952)	(1,909,569)
Net increase (decrease)		(838,063)	(621,287)
Units outstanding, beginning		5,695,669	6,316,956
Units outstanding, ending		4,857,606	5,695,669

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$37,754,186
Cost of units redeemed/account charges			(33,600,817)
Net investment income (loss)			336,012
Net realized gain (loss)			5,016,469
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,176,600
Net assets			$14,682,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.98	3,804	$11,352	1.25%	15.7%	12/31/2025	$3.05	0	$0	1.00%	16.0%	12/31/2025	$3.12	863	$2,694	0.75%	16.2%
12/31/2024	2.58	4,451	11,483	1.25%	22.2%	12/31/2024	2.63	0	0	1.00%	22.5%	12/31/2024	2.69	957	2,570	0.75%	22.8%
12/31/2023	2.11	4,990	10,535	1.25%	24.4%	12/31/2023	2.15	0	0	1.00%	24.8%	12/31/2023	2.19	1,059	2,317	0.75%	25.1%
12/31/2022	1.70	6,517	11,056	1.25%	-20.5%	12/31/2022	1.72	0	0	1.00%	-20.3%	12/31/2022	1.75	1,075	1,880	0.75%	-20.1%
12/31/2021	2.13	5,517	11,777	1.25%	24.2%	12/31/2021	2.16	0	0	1.00%	24.5%	12/31/2021	2.19	1,273	2,787	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.19	0	$0	0.50%	16.5%	12/31/2025	$3.27	0	$0	0.25%	16.8%	12/31/2025	$3.34	191	$637	0.00%	17.1%
12/31/2024	2.74	0	0	0.50%	23.1%	12/31/2024	2.80	0	0	0.25%	23.4%	12/31/2024	2.85	288	821	0.00%	23.7%
12/31/2023	2.23	0	0	0.50%	25.4%	12/31/2023	2.27	0	0	0.25%	25.7%	12/31/2023	2.31	268	617	0.00%	26.0%
12/31/2022	1.78	0	0	0.50%	-19.9%	12/31/2022	1.80	0	0	0.25%	-19.7%	12/31/2022	1.83	0	0	0.00%	-19.5%
12/31/2021	2.22	0	0	0.50%	25.1%	12/31/2021	2.25	0	0	0.25%	25.4%	12/31/2021	2.27	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.4%
2023	1.5%
2022	1.5%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard U.S Growth Fund Admiral Class - 06-FMV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,716,752	$10,949,793	65,262
Receivables: investments sold	13,355
Payables: investments purchased	-
Net assets	$12,730,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,730,107	3,398,425	$3.75
Band 100	-	-	3.83
Band 75	-	-	3.92
Band 50	-	-	4.01
Band 25	-	-	4.10
Band 0	-	-	4.20
Total	$12,730,107	3,398,425

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,578
Mortality & expense charges			(199,725)
Net investment income (loss)			(178,147)

Gain (loss) on investments:
Net realized gain (loss)			3,116,118
Realized gain distributions			1,075,196
Net change in unrealized appreciation (depreciation)			(1,550,765)
Net gain (loss)			2,640,549

Increase (decrease) in net assets from operations			$2,462,402

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(178,147)	$(218,433)
Net realized gain (loss)		3,116,118	696,896
Realized gain distributions		1,075,196	991,033
Net change in unrealized appreciation (depreciation)		(1,550,765)	4,473,898

Increase (decrease) in net assets from operations		2,462,402	5,943,394

Contract owner transactions:
Proceeds from units sold		4,334,792	13,363,869
Cost of units redeemed		(17,508,484)	(15,463,267)
Account charges		(15,122)	(29,032)
Increase (decrease)		(13,188,814)	(2,128,430)
Net increase (decrease)		(10,726,412)	3,814,964
Net assets, beginning		23,456,519	19,641,555
Net assets, ending		$12,730,107	$23,456,519

Units sold		1,331,471	4,546,249
Units redeemed		(5,087,198)	(5,202,671)
Net increase (decrease)		(3,755,727)	(656,422)
Units outstanding, beginning		7,154,152	7,810,574
Units outstanding, ending		3,398,425	7,154,152

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$63,959,380
Cost of units redeemed/account charges			(58,784,523)
Net investment income (loss)			(797,545)
Net realized gain (loss)			2,305,428
Realized gain distributions			4,280,408
Net change in unrealized appreciation (depreciation)			1,766,959
Net assets			$12,730,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.75	3,398	$12,730	1.25%	14.2%	12/31/2025	$3.83	0	$0	1.00%	14.5%	12/31/2025	$3.92	0	$0	0.75%	14.8%
12/31/2024	3.28	7,154	23,457	1.25%	30.4%	12/31/2024	3.35	0	0	1.00%	30.7%	12/31/2024	3.41	0	0	0.75%	31.0%
12/31/2023	2.51	7,811	19,642	1.25%	43.5%	12/31/2023	2.56	0	0	1.00%	43.9%	12/31/2023	2.61	0	0	0.75%	44.2%
12/31/2022	1.75	8,468	14,838	1.25%	-40.3%	12/31/2022	1.78	0	0	1.00%	-40.2%	12/31/2022	1.81	0	0	0.75%	-40.0%
12/31/2021	2.94	7,117	20,899	1.25%	11.1%	12/31/2021	2.97	0	0	1.00%	11.3%	12/31/2021	3.01	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.01	0	$0	0.50%	15.1%	12/31/2025	$4.10	0	$0	0.25%	15.4%	12/31/2025	$4.20	0	$0	0.00%	15.7%
12/31/2024	3.48	0	0	0.50%	31.4%	12/31/2024	3.55	0	0	0.25%	31.7%	12/31/2024	3.63	0	0	0.00%	32.0%
12/31/2023	2.65	0	0	0.50%	44.6%	12/31/2023	2.70	0	0	0.25%	45.0%	12/31/2023	2.75	0	0	0.00%	45.3%
12/31/2022	1.83	0	0	0.50%	-39.9%	12/31/2022	1.86	0	0	0.25%	-39.7%	12/31/2022	1.89	0	0	0.00%	-39.6%
12/31/2021	3.05	0	0	0.50%	11.9%	12/31/2021	3.09	0	0	0.25%	12.2%	12/31/2021	3.13	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.1%
2024	0.3%
2023	0.4%
2022	0.4%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Value Index Fund Admiral Class - 06-FMW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,865,966	$7,768,388	131,509
Receivables: investments sold	-
Payables: investments purchased	(67,221)
Net assets	$9,798,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,798,745	4,260,191	$2.30
Band 100	-	-	2.35
Band 75	-	-	2.41
Band 50	-	-	2.46
Band 25	-	-	2.52
Band 0	-	-	2.58
Total	$9,798,745	4,260,191

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$212,150
Mortality & expense charges			(120,904)
Net investment income (loss)			91,246

Gain (loss) on investments:
Net realized gain (loss)			683,955
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			475,204
Net gain (loss)			1,159,159

Increase (decrease) in net assets from operations			$1,250,405

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$91,246	$94,243
Net realized gain (loss)		683,955	179,337
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		475,204	821,572

Increase (decrease) in net assets from operations		1,250,405	1,095,152

Contract owner transactions:
Proceeds from units sold		2,866,990	2,091,504
Cost of units redeemed		(3,455,046)	(1,075,797)
Account charges		(17,708)	(17,549)
Increase (decrease)		(605,764)	998,158
Net increase (decrease)		644,641	2,093,310
Net assets, beginning		9,154,104	7,060,794
Net assets, ending		$9,798,745	$9,154,104

Units sold		1,356,188	1,079,098
Units redeemed		(1,626,424)	(551,091)
Net increase (decrease)		(270,236)	528,007
Units outstanding, beginning		4,530,427	4,002,420
Units outstanding, ending		4,260,191	4,530,427

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$16,391,234
Cost of units redeemed/account charges			(10,224,727)
Net investment income (loss)			440,374
Net realized gain (loss)			1,094,286
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,097,578
Net assets			$9,798,745

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	4,260	$9,799	1.25%	13.8%	12/31/2025	$2.35	0	$0	1.00%	14.1%	12/31/2025	$2.41	0	$0	0.75%	14.4%
12/31/2024	2.02	4,530	9,154	1.25%	14.5%	12/31/2024	2.06	0	0	1.00%	14.8%	12/31/2024	2.10	0	0	0.75%	15.1%
12/31/2023	1.76	4,002	7,061	1.25%	7.9%	12/31/2023	1.80	0	0	1.00%	8.2%	12/31/2023	1.83	0	0	0.75%	8.4%
12/31/2022	1.64	3,660	5,984	1.25%	-3.3%	12/31/2022	1.66	0	0	1.00%	-3.1%	12/31/2022	1.69	0	0	0.75%	-2.8%
12/31/2021	1.69	2,290	3,872	1.25%	24.9%	12/31/2021	1.71	15	26	1.00%	25.2%	12/31/2021	1.73	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.46	0	$0	0.50%	14.7%	12/31/2025	$2.52	0	$0	0.25%	15.0%	12/31/2025	$2.58	0	$0	0.00%	15.3%
12/31/2024	2.15	0	0	0.50%	15.4%	12/31/2024	2.19	0	0	0.25%	15.7%	12/31/2024	2.23	0	0	0.00%	16.0%
12/31/2023	1.86	0	0	0.50%	8.7%	12/31/2023	1.89	0	0	0.25%	9.0%	12/31/2023	1.93	0	0	0.00%	9.2%
12/31/2022	1.71	0	0	0.50%	-2.6%	12/31/2022	1.74	0	0	0.25%	-2.3%	12/31/2022	1.76	0	0	0.00%	-2.1%
12/31/2021	1.76	0	0	0.50%	25.9%	12/31/2021	1.78	0	0	0.25%	26.2%	12/31/2021	1.80	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.5%
2023	2.5%
2022	2.3%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard GNMA Fund Admiral Class - 06-GFM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,291,292	$1,302,964	137,803
Receivables: investments sold	13,831
Payables: investments purchased	-
Net assets	$1,305,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,305,123	1,279,368	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$1,305,123	1,279,368

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51,663
Mortality & expense charges			(17,061)
Net investment income (loss)			34,602

Gain (loss) on investments:
Net realized gain (loss)			(40,923)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			88,599
Net gain (loss)			47,676

Increase (decrease) in net assets from operations			$82,278

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,602	$31,971
Net realized gain (loss)		(40,923)	(34,568)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		88,599	289

Increase (decrease) in net assets from operations		82,278	(2,308)

Contract owner transactions:
Proceeds from units sold		704,456	257,441
Cost of units redeemed		(705,289)	(424,224)
Account charges		(2,081)	(1,926)
Increase (decrease)		(2,914)	(168,709)
Net increase (decrease)		79,364	(171,017)
Net assets, beginning		1,225,759	1,396,776
Net assets, ending		$1,305,123	$1,225,759

Units sold		703,390	271,599
Units redeemed		(703,743)	(448,647)
Net increase (decrease)		(353)	(177,048)
Units outstanding, beginning		1,279,721	1,456,769
Units outstanding, ending		1,279,368	1,279,721

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,478,418
Cost of units redeemed/account charges			(4,205,983)
Net investment income (loss)			159,738
Net realized gain (loss)			(115,378)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,672)
Net assets			$1,305,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	1,279	$1,305	1.25%	6.5%	12/31/2025	$1.04	0	$0	1.00%	6.8%	12/31/2025	$1.06	0	$0	0.75%	7.0%
12/31/2024	0.96	1,280	1,226	1.25%	-0.1%	12/31/2024	0.98	0	0	1.00%	0.1%	12/31/2024	0.99	0	0	0.75%	0.4%
12/31/2023	0.96	1,457	1,397	1.25%	3.9%	12/31/2023	0.97	0	0	1.00%	4.2%	12/31/2023	0.99	0	0	0.75%	4.5%
12/31/2022	0.92	1,300	1,199	1.25%	-11.8%	12/31/2022	0.94	0	0	1.00%	-11.6%	12/31/2022	0.95	0	0	0.75%	-11.4%
12/31/2021	1.05	1,575	1,648	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.0%	12/31/2021	1.07	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	0	$0	0.50%	7.3%	12/31/2025	$1.11	0	$0	0.25%	7.6%	12/31/2025	$1.13	0	$0	0.00%	7.8%
12/31/2024	1.01	0	0	0.50%	0.7%	12/31/2024	1.03	0	0	0.25%	0.9%	12/31/2024	1.05	0	0	0.00%	1.2%
12/31/2023	1.01	0	0	0.50%	4.7%	12/31/2023	1.02	0	0	0.25%	5.0%	12/31/2023	1.04	0	0	0.00%	5.3%
12/31/2022	0.96	0	0	0.50%	-11.2%	12/31/2022	0.97	0	0	0.25%	-10.9%	12/31/2022	0.99	0	0	0.00%	-10.7%
12/31/2021	1.08	0	0	0.50%	-1.5%	12/31/2021	1.09	0	0	0.25%	-1.3%	12/31/2021	1.11	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.1%
2024	3.7%
2023	3.2%
2022	2.4%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,521	$501,783	22,454
Receivables: investments sold	18,262
Payables: investments purchased	-
Net assets	$515,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$515,783	454,712	$1.13
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$515,783	454,712

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$42,025
Mortality & expense charges			(17,006)
Net investment income (loss)			25,019

Gain (loss) on investments:
Net realized gain (loss)			(64,687)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			130,444
Net gain (loss)			65,757

Increase (decrease) in net assets from operations			$90,776

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,019	$54,882
Net realized gain (loss)		(64,687)	(163,001)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		130,444	122,168

Increase (decrease) in net assets from operations		90,776	14,049

Contract owner transactions:
Proceeds from units sold		544,563	898,449
Cost of units redeemed		(2,027,899)	(1,610,434)
Account charges		(3,570)	(6,979)
Increase (decrease)		(1,486,906)	(718,964)
Net increase (decrease)		(1,396,130)	(704,915)
Net assets, beginning		1,911,913	2,616,828
Net assets, ending		$515,783	$1,911,913

Units sold		490,790	869,701
Units redeemed		(1,814,972)	(1,539,782)
Net increase (decrease)		(1,324,182)	(670,081)
Units outstanding, beginning		1,778,894	2,448,975
Units outstanding, ending		454,712	1,778,894

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$6,020,686
Cost of units redeemed/account charges			(5,573,306)
Net investment income (loss)			366,939
Net realized gain (loss)			(294,312)
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(4,262)
Net assets			$515,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	455	$516	1.25%	5.5%	12/31/2025	$1.16	0	$0	1.00%	5.8%	12/31/2025	$1.18	0	$0	0.75%	6.1%
12/31/2024	1.07	1,779	1,912	1.25%	0.6%	12/31/2024	1.10	0	0	1.00%	0.8%	12/31/2024	1.12	0	0	0.75%	1.1%
12/31/2023	1.07	2,449	2,617	1.25%	2.5%	12/31/2023	1.09	0	0	1.00%	2.8%	12/31/2023	1.10	0	0	0.75%	3.1%
12/31/2022	1.04	2,335	2,433	1.25%	-13.0%	12/31/2022	1.06	0	0	1.00%	-12.8%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	1,700	2,035	1.25%	4.4%	12/31/2021	1.21	0	0	1.00%	4.6%	12/31/2021	1.22	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.21	0	$0	0.50%	6.3%	12/31/2025	$1.24	0	$0	0.25%	6.6%	12/31/2025	$1.26	0	$0	0.00%	6.9%
12/31/2024	1.14	0	0	0.50%	1.3%	12/31/2024	1.16	0	0	0.25%	1.6%	12/31/2024	1.18	0	0	0.00%	1.9%
12/31/2023	1.12	0	0	0.50%	3.3%	12/31/2023	1.14	0	0	0.25%	3.6%	12/31/2023	1.16	0	0	0.00%	3.8%
12/31/2022	1.09	0	0	0.50%	-12.3%	12/31/2022	1.10	0	0	0.25%	-12.1%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.24	0	0	0.50%	5.2%	12/31/2021	1.25	0	0	0.25%	5.4%	12/31/2021	1.27	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.5%
2024	3.7%
2023	4.2%
2022	7.2%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,106	$164,883	19,437
Receivables: investments sold	174
Payables: investments purchased	-
Net assets	$149,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,442	137,793	$1.01
Band 100	-	-	1.05
Band 75	9,838	9,335	1.05
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$149,280	147,128

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,005
Mortality & expense charges			(1,676)
Net investment income (loss)			5,329

Gain (loss) on investments:
Net realized gain (loss)			(3,404)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,752
Net gain (loss)			2,348

Increase (decrease) in net assets from operations			$7,677

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,329	$5,879
Net realized gain (loss)		(3,404)	(26,301)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,752	7,564

Increase (decrease) in net assets from operations		7,677	(12,858)

Contract owner transactions:
Proceeds from units sold		57,071	18,750
Cost of units redeemed		(37,167)	(120,336)
Account charges		(277)	(337)
Increase (decrease)		19,627	(101,923)
Net increase (decrease)		27,304	(114,781)
Net assets, beginning		121,976	236,757
Net assets, ending		$149,280	$121,976

Units sold		58,426	19,249
Units redeemed		(38,752)	(129,859)
Net increase (decrease)		19,674	(110,610)
Units outstanding, beginning		127,454	238,064
Units outstanding, ending		147,128	127,454

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$687,991
Cost of units redeemed/account charges			(506,771)
Net investment income (loss)			26,543
Net realized gain (loss)			(51,013)
Realized gain distributions			8,307
Net change in unrealized appreciation (depreciation)			(15,777)
Net assets			$149,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	138	$139	1.25%	6.0%	12/31/2025	$1.05	0	$0	1.00%	6.3%	12/31/2025	$1.05	9	$10	0.75%	6.5%
12/31/2024	0.95	119	114	1.25%	-3.9%	12/31/2024	0.98	0	0	1.00%	-3.7%	12/31/2024	0.99	9	8	0.75%	-3.4%
12/31/2023	0.99	231	230	1.25%	8.0%	12/31/2023	1.02	0	0	1.00%	8.3%	12/31/2023	1.02	7	7	0.75%	8.6%
12/31/2022	0.92	116	107	1.25%	-26.5%	12/31/2022	0.94	0	0	1.00%	-26.3%	12/31/2022	0.94	4	4	0.75%	-26.1%
12/31/2021	1.25	116	145	1.25%	-3.5%	12/31/2021	1.28	0	0	1.00%	-3.3%	12/31/2021	1.28	4	6	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.08	0	$0	0.50%	6.8%	12/31/2025	$1.10	0	$0	0.25%	7.1%	12/31/2025	$1.12	0	$0	0.00%	7.3%
12/31/2024	1.01	0	0	0.50%	-3.2%	12/31/2024	1.03	0	0	0.25%	-2.9%	12/31/2024	1.04	0	0	0.00%	-2.7%
12/31/2023	1.04	0	0	0.50%	8.8%	12/31/2023	1.06	0	0	0.25%	9.1%	12/31/2023	1.07	0	0	0.00%	9.4%
12/31/2022	0.96	0	0	0.50%	-25.9%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.6%
12/31/2021	1.29	0	0	0.50%	-2.8%	12/31/2021	1.30	0	0	0.25%	-2.5%	12/31/2021	1.32	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	5.2%
2024	4.4%
2023	5.4%
2022	3.8%
2021	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellesley Income Fund Admiral Class - 06-GCT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$480,660	$497,561	7,797
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$480,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$480,713	333,302	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$480,713	333,302

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$18,692
Mortality & expense charges			(6,667)
Net investment income (loss)			12,025

Gain (loss) on investments:
Net realized gain (loss)			(5,633)
Realized gain distributions			19,291
Net change in unrealized appreciation (depreciation)			24,509
Net gain (loss)			38,167

Increase (decrease) in net assets from operations			$50,192

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,025	$18,650
Net realized gain (loss)		(5,633)	(18,311)
Realized gain distributions		19,291	15,060
Net change in unrealized appreciation (depreciation)		24,509	30,920

Increase (decrease) in net assets from operations		50,192	46,319

Contract owner transactions:
Proceeds from units sold		80,687	68,322
Cost of units redeemed		(196,034)	(424,249)
Account charges		(1,487)	(1,871)
Increase (decrease)		(116,834)	(357,798)
Net increase (decrease)		(66,642)	(311,479)
Net assets, beginning		547,355	858,834
Net assets, ending		$480,713	$547,355

Units sold		102,767	53,165
Units redeemed		(185,813)	(320,544)
Net increase (decrease)		(83,046)	(267,379)
Units outstanding, beginning		416,348	683,727
Units outstanding, ending		333,302	416,348

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,855,179
Cost of units redeemed/account charges			(1,566,443)
Net investment income (loss)			84,913
Net realized gain (loss)			3,500
Realized gain distributions			120,465
Net change in unrealized appreciation (depreciation)			(16,901)
Net assets			$480,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	333	$481	1.25%	9.7%	12/31/2025	$1.47	0	$0	1.00%	10.0%	12/31/2025	$1.50	0	$0	0.75%	10.3%
12/31/2024	1.31	416	547	1.25%	4.7%	12/31/2024	1.34	0	0	1.00%	4.9%	12/31/2024	1.36	0	0	0.75%	5.2%
12/31/2023	1.26	684	859	1.25%	5.8%	12/31/2023	1.28	0	0	1.00%	6.0%	12/31/2023	1.30	0	0	0.75%	6.3%
12/31/2022	1.19	617	733	1.25%	-10.1%	12/31/2022	1.20	0	0	1.00%	-9.9%	12/31/2022	1.22	0	0	0.75%	-9.7%
12/31/2021	1.32	523	692	1.25%	7.2%	12/31/2021	1.34	0	0	1.00%	7.5%	12/31/2021	1.35	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	0	$0	0.50%	10.5%	12/31/2025	$1.57	0	$0	0.25%	10.8%	12/31/2025	$1.60	0	$0	0.00%	11.1%
12/31/2024	1.39	0	0	0.50%	5.5%	12/31/2024	1.42	0	0	0.25%	5.7%	12/31/2024	1.44	0	0	0.00%	6.0%
12/31/2023	1.32	0	0	0.50%	6.5%	12/31/2023	1.34	0	0	0.25%	6.8%	12/31/2023	1.36	0	0	0.00%	7.1%
12/31/2022	1.24	0	0	0.50%	-9.5%	12/31/2022	1.25	0	0	0.25%	-9.2%	12/31/2022	1.27	0	0	0.00%	-9.0%
12/31/2021	1.37	0	0	0.50%	8.0%	12/31/2021	1.38	0	0	0.25%	8.3%	12/31/2021	1.40	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.6%
2024	4.0%
2023	3.6%
2022	3.0%
2021	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellington Fund Admiral Class - 06-GFF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,393,435	$3,285,013	43,986
Receivables: investments sold	1,851
Payables: investments purchased	-
Net assets	$3,395,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,395,286	1,703,565	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	-	-	2.22
Total	$3,395,286	1,703,565

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$79,199
Mortality & expense charges			(44,617)
Net investment income (loss)			34,582

Gain (loss) on investments:
Net realized gain (loss)			55,826
Realized gain distributions			284,429
Net change in unrealized appreciation (depreciation)			111,025
Net gain (loss)			451,280

Increase (decrease) in net assets from operations			$485,862

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,582	$36,333
Net realized gain (loss)		55,826	8,580
Realized gain distributions		284,429	294,544
Net change in unrealized appreciation (depreciation)		111,025	99,227

Increase (decrease) in net assets from operations		485,862	438,684

Contract owner transactions:
Proceeds from units sold		393,672	1,278,040
Cost of units redeemed		(1,272,727)	(482,571)
Account charges		(4,087)	(3,834)
Increase (decrease)		(883,142)	791,635
Net increase (decrease)		(397,280)	1,230,319
Net assets, beginning		3,792,566	2,562,247
Net assets, ending		$3,395,286	$3,792,566

Units sold		402,561	810,089
Units redeemed		(889,662)	(298,411)
Net increase (decrease)		(487,101)	511,678
Units outstanding, beginning		2,190,666	1,678,988
Units outstanding, ending		1,703,565	2,190,666

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,213,751
Cost of units redeemed/account charges			(5,526,000)
Net investment income (loss)			207,581
Net realized gain (loss)			150,942
Realized gain distributions			1,240,590
Net change in unrealized appreciation (depreciation)			108,422
Net assets			$3,395,286

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	1,704	$3,395	1.25%	15.1%	12/31/2025	$2.04	0	$0	1.00%	15.4%	12/31/2025	$2.08	0	$0	0.75%	15.7%
12/31/2024	1.73	2,191	3,793	1.25%	13.4%	12/31/2024	1.76	0	0	1.00%	13.7%	12/31/2024	1.80	0	0	0.75%	14.0%
12/31/2023	1.53	1,679	2,562	1.25%	13.0%	12/31/2023	1.55	0	0	1.00%	13.3%	12/31/2023	1.58	0	0	0.75%	13.6%
12/31/2022	1.35	1,448	1,955	1.25%	-15.3%	12/31/2022	1.37	0	0	1.00%	-15.1%	12/31/2022	1.39	0	0	0.75%	-14.9%
12/31/2021	1.59	1,468	2,341	1.25%	17.6%	12/31/2021	1.61	0	0	1.00%	17.9%	12/31/2021	1.63	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.12	0	$0	0.50%	16.0%	12/31/2025	$2.17	0	$0	0.25%	16.3%	12/31/2025	$2.22	0	$0	0.00%	16.6%
12/31/2024	1.83	0	0	0.50%	14.3%	12/31/2024	1.87	0	0	0.25%	14.6%	12/31/2024	1.90	0	0	0.00%	14.9%
12/31/2023	1.60	0	0	0.50%	13.8%	12/31/2023	1.63	0	0	0.25%	14.1%	12/31/2023	1.66	0	0	0.00%	14.4%
12/31/2022	1.41	0	0	0.50%	-14.7%	12/31/2022	1.43	0	0	0.25%	-14.5%	12/31/2022	1.45	0	0	0.00%	-14.3%
12/31/2021	1.65	0	0	0.50%	18.5%	12/31/2021	1.67	0	0	0.25%	18.8%	12/31/2021	1.69	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	2.5%
2023	2.3%
2022	2.0%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,860	$67,689	1,821
Receivables: investments sold	383
Payables: investments purchased	-
Net assets	$83,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,243	53,905	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$83,243	53,905

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,687
Mortality & expense charges			(2,375)
Net investment income (loss)			2,312

Gain (loss) on investments:
Net realized gain (loss)			47,978
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,885
Net gain (loss)			52,863

Increase (decrease) in net assets from operations			$55,175

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,312	$3,802
Net realized gain (loss)		47,978	5,294
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,885	(4,548)

Increase (decrease) in net assets from operations		55,175	4,548

Contract owner transactions:
Proceeds from units sold		38,866	122,255
Cost of units redeemed		(217,468)	(70,666)
Account charges		(425)	(453)
Increase (decrease)		(179,027)	51,136
Net increase (decrease)		(123,852)	55,684
Net assets, beginning		207,095	151,411
Net assets, ending		$83,243	$207,095

Units sold		30,455	100,130
Units redeemed		(151,794)	(58,294)
Net increase (decrease)		(121,339)	41,836
Units outstanding, beginning		175,244	133,408
Units outstanding, ending		53,905	175,244

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$320,751
Cost of units redeemed/account charges			(320,097)
Net investment income (loss)			10,749
Net realized gain (loss)			56,669
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,171
Net assets			$83,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.54	54	$83	1.25%	30.7%	12/31/2025	$1.57	0	$0	1.00%	31.0%	12/31/2025	$1.60	0	$0	0.75%	31.3%
12/31/2024	1.18	175	207	1.25%	4.1%	12/31/2024	1.20	0	0	1.00%	4.4%	12/31/2024	1.22	0	0	0.75%	4.6%
12/31/2023	1.13	133	151	1.25%	14.1%	12/31/2023	1.15	0	0	1.00%	14.4%	12/31/2023	1.17	0	0	0.75%	14.7%
12/31/2022	0.99	97	96	1.25%	-16.6%	12/31/2022	1.01	0	0	1.00%	-16.3%	12/31/2022	1.02	0	0	0.75%	-16.1%
12/31/2021	1.19	16	19	1.25%	6.8%	12/31/2021	1.20	0	0	1.00%	7.0%	12/31/2021	1.21	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	0	$0	0.50%	31.7%	12/31/2025	$1.67	0	$0	0.25%	32.0%	12/31/2025	$1.70	0	$0	0.00%	32.3%
12/31/2024	1.24	0	0	0.50%	4.9%	12/31/2024	1.26	0	0	0.25%	5.2%	12/31/2024	1.28	0	0	0.00%	5.4%
12/31/2023	1.18	0	0	0.50%	15.0%	12/31/2023	1.20	0	0	0.25%	15.3%	12/31/2023	1.22	0	0	0.00%	15.6%
12/31/2022	1.03	0	0	0.50%	-15.9%	12/31/2022	1.04	0	0	0.25%	-15.7%	12/31/2022	1.05	0	0	0.00%	-15.5%
12/31/2021	1.22	0	0	0.50%	7.6%	12/31/2021	1.24	0	0	0.25%	7.8%	12/31/2021	1.25	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.2%
2024	3.4%
2023	3.6%
2022	2.5%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$747,676	$737,292	37,321
Receivables: investments sold	8,089
Payables: investments purchased	-
Net assets	$755,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$755,765	706,774	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$755,765	706,774

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$25,915
Mortality & expense charges			(8,361)
Net investment income (loss)			17,554

Gain (loss) on investments:
Net realized gain (loss)			(428)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,268
Net gain (loss)			20,840

Increase (decrease) in net assets from operations			$38,394

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,554	$10,080
Net realized gain (loss)		(428)	(322)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,268	(9,120)

Increase (decrease) in net assets from operations		38,394	638

Contract owner transactions:
Proceeds from units sold		322,894	119,036
Cost of units redeemed		(73,393)	(21,650)
Account charges		(2,045)	(1,712)
Increase (decrease)		247,456	95,674
Net increase (decrease)		285,850	96,312
Net assets, beginning		469,915	373,603
Net assets, ending		$755,765	$469,915

Units sold		314,297	118,414
Units redeemed		(73,430)	(23,197)
Net increase (decrease)		240,867	95,217
Units outstanding, beginning		465,907	370,690
Units outstanding, ending		706,774	465,907

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$903,469
Cost of units redeemed/account charges			(186,833)
Net investment income (loss)			33,558
Net realized gain (loss)			(6,228)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			10,384
Net assets			$755,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	707	$756	1.25%	6.0%	12/31/2025	$1.09	0	$0	1.00%	6.3%	12/31/2025	$1.11	0	$0	0.75%	6.6%
12/31/2024	1.01	466	470	1.25%	0.1%	12/31/2024	1.03	0	0	1.00%	0.3%	12/31/2024	1.04	0	0	0.75%	0.6%
12/31/2023	1.01	371	374	1.25%	3.1%	12/31/2023	1.02	0	0	1.00%	3.3%	12/31/2023	1.04	0	0	0.75%	3.6%
12/31/2022	0.98	271	265	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.4%
12/31/2021	1.11	116	129	1.25%	-3.8%	12/31/2021	1.12	0	0	1.00%	-3.6%	12/31/2021	1.13	0	0	0.75%	-3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.8%	12/31/2025	$1.15	0	$0	0.25%	7.1%	12/31/2025	$1.18	0	$0	0.00%	7.4%
12/31/2024	1.06	0	0	0.50%	0.8%	12/31/2024	1.08	0	0	0.25%	1.1%	12/31/2024	1.10	0	0	0.00%	1.3%
12/31/2023	1.05	0	0	0.50%	3.9%	12/31/2023	1.07	0	0	0.25%	4.1%	12/31/2023	1.08	0	0	0.00%	4.4%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.04	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-3.1%	12/31/2021	1.15	0	0	0.25%	-2.8%	12/31/2021	1.16	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.2%
2024	3.7%
2023	2.6%
2022	1.0%
2021	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard International Growth Fund Admiral Class - 06-3F6

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,360,043	$22,723,642	189,812
Receivables: investments sold	276,680
Payables: investments purchased	-
Net assets	$21,636,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,636,723	13,172,594	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$21,636,723	13,172,594

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$252,758
Mortality & expense charges			(348,611)
Net investment income (loss)			(95,853)

Gain (loss) on investments:
Net realized gain (loss)			(814,977)
Realized gain distributions			1,129,236
Net change in unrealized appreciation (depreciation)			4,681,734
Net gain (loss)			4,995,993

Increase (decrease) in net assets from operations			$4,900,140

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(95,853)	$(108,511)
Net realized gain (loss)		(814,977)	(1,365,870)
Realized gain distributions		1,129,236	2,193,167
Net change in unrealized appreciation (depreciation)		4,681,734	1,426,159

Increase (decrease) in net assets from operations		4,900,140	2,144,945

Contract owner transactions:
Proceeds from units sold		3,988,946	6,460,722
Cost of units redeemed		(14,115,038)	(7,822,871)
Account charges		(72,015)	(68,525)
Increase (decrease)		(10,198,107)	(1,430,674)
Net increase (decrease)		(5,297,967)	714,271
Net assets, beginning		26,934,690	26,220,419
Net assets, ending		$21,636,723	$26,934,690

Units sold		2,642,020	5,336,802
Units redeemed		(8,937,040)	(6,358,324)
Net increase (decrease)		(6,295,020)	(1,021,522)
Units outstanding, beginning		19,467,614	20,489,136
Units outstanding, ending		13,172,594	19,467,614

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$56,373,687
Cost of units redeemed/account charges			(37,356,824)
Net investment income (loss)			(97,435)
Net realized gain (loss)			(3,595,436)
Realized gain distributions			7,676,330
Net change in unrealized appreciation (depreciation)			(1,363,599)
Net assets			$21,636,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.64	13,173	$21,637	1.25%	18.7%	12/31/2025	$1.67	0	$0	1.00%	19.0%	12/31/2025	$1.71	0	$0	0.75%	19.3%
12/31/2024	1.38	19,468	26,935	1.25%	8.1%	12/31/2024	1.41	0	0	1.00%	8.4%	12/31/2024	1.43	0	0	0.75%	8.7%
12/31/2023	1.28	20,489	26,220	1.25%	13.4%	12/31/2023	1.30	0	0	1.00%	13.7%	12/31/2023	1.32	0	0	0.75%	14.0%
12/31/2022	1.13	19,317	21,801	1.25%	-31.7%	12/31/2022	1.14	0	0	1.00%	-31.5%	12/31/2022	1.15	0	0	0.75%	-31.3%
12/31/2021	1.65	15,556	25,688	1.25%	-2.0%	12/31/2021	1.67	0	0	1.00%	-1.7%	12/31/2021	1.68	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.74	0	$0	0.50%	19.6%	12/31/2025	$1.77	0	$0	0.25%	19.9%	12/31/2025	$1.80	0	$0	0.00%	20.2%
12/31/2024	1.45	0	0	0.50%	8.9%	12/31/2024	1.48	0	0	0.25%	9.2%	12/31/2024	1.50	0	0	0.00%	9.5%
12/31/2023	1.33	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.5%	12/31/2023	1.37	0	0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-31.1%	12/31/2022	1.18	0	0	0.25%	-31.0%	12/31/2022	1.19	0	0	0.00%	-30.8%
12/31/2021	1.70	0	0	0.50%	-1.2%	12/31/2021	1.71	0	0	0.25%	-1.0%	12/31/2021	1.73	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	0.9%
2023	1.2%
2022	1.3%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Federal Fund Admiral Class - 06-3CR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,085	$189,973	18,852
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$195,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,124	178,961	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$195,124	178,961

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,761
Mortality & expense charges			(2,216)
Net investment income (loss)			4,545

Gain (loss) on investments:
Net realized gain (loss)			316
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,056
Net gain (loss)			3,372

Increase (decrease) in net assets from operations			$7,917

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,545	$2,769
Net realized gain (loss)		316	175
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,056	1,991

Increase (decrease) in net assets from operations		7,917	4,935

Contract owner transactions:
Proceeds from units sold		33,485	308,290
Cost of units redeemed		(13,870)	(161,128)
Account charges		(238)	(110)
Increase (decrease)		19,377	147,052
Net increase (decrease)		27,294	151,987
Net assets, beginning		167,830	15,843
Net assets, ending		$195,124	$167,830

Units sold		31,250	305,134
Units redeemed		(13,334)	(159,742)
Net increase (decrease)		17,916	145,392
Units outstanding, beginning		161,045	15,653
Units outstanding, ending		178,961	161,045

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$357,559
Cost of units redeemed/account charges			(175,365)
Net investment income (loss)			7,327
Net realized gain (loss)			491
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,112
Net assets			$195,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.09	179	$195	1.25%	4.6%	12/31/2025	$1.11	0	$0	1.00%	4.9%	12/31/2025	$1.13	0	$0	0.75%	5.1%
12/31/2024	1.04	161	168	1.25%	3.0%	12/31/2024	1.06	0	0	1.00%	3.2%	12/31/2024	1.08	0	0	0.75%	3.5%
12/31/2023	1.01	16	16	1.25%	2.6%	12/31/2023	1.03	0	0	1.00%	2.9%	12/31/2023	1.04	0	0	0.75%	3.1%
12/31/2022	0.99	0	0	1.25%	-6.4%	12/31/2022	1.00	0	0	1.00%	-6.1%	12/31/2022	1.01	0	0	0.75%	-5.9%
12/31/2021	1.05	0	0	1.25%	-1.7%	12/31/2021	1.06	0	0	1.00%	-1.5%	12/31/2021	1.07	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	0	$0	0.50%	5.4%	12/31/2025	$1.18	0	$0	0.25%	5.7%	12/31/2025	$1.20	0	$0	0.00%	5.9%
12/31/2024	1.09	0	0	0.50%	3.7%	12/31/2024	1.11	0	0	0.25%	4.0%	12/31/2024	1.13	0	0	0.00%	4.3%
12/31/2023	1.05	0	0	0.50%	3.4%	12/31/2023	1.07	0	0	0.25%	3.7%	12/31/2023	1.08	0	0	0.00%	3.9%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.03	0	0	0.25%	-5.4%	12/31/2022	1.04	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	-1.0%	12/31/2021	1.09	0	0	0.25%	-0.7%	12/31/2021	1.10	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.7%
2024	4.7%
2023	0.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2065 Fund Investor Class - 06-34V

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,960,128	$3,233,495	98,957
Receivables: investments sold	1,159
Payables: investments purchased	-
Net assets	$3,961,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,961,287	2,071,352	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$3,961,287	2,071,352

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$77,488
Mortality & expense charges			(43,987)
Net investment income (loss)			33,501

Gain (loss) on investments:
Net realized gain (loss)			241,217
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			346,050
Net gain (loss)			587,267

Increase (decrease) in net assets from operations			$620,768

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,501	$34,233
Net realized gain (loss)		241,217	23,390
Realized gain distributions		-	1,268
Net change in unrealized appreciation (depreciation)		346,050	235,561

Increase (decrease) in net assets from operations		620,768	294,452

Contract owner transactions:
Proceeds from units sold		1,745,603	1,457,098
Cost of units redeemed		(1,703,993)	(305,735)
Account charges		(22,952)	(19,234)
Increase (decrease)		18,658	1,132,129
Net increase (decrease)		639,426	1,426,581
Net assets, beginning		3,321,861	1,895,280
Net assets, ending		$3,961,287	$3,321,861

Units sold		1,011,877	954,982
Units redeemed		(1,023,660)	(217,089)
Net increase (decrease)		(11,783)	737,893
Units outstanding, beginning		2,083,135	1,345,242
Units outstanding, ending		2,071,352	2,083,135

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,541,818
Cost of units redeemed/account charges			(2,680,186)
Net investment income (loss)			103,974
Net realized gain (loss)			266,670
Realized gain distributions			2,378
Net change in unrealized appreciation (depreciation)			726,633
Net assets			$3,961,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.91	2,071	$3,961	1.25%	19.9%	12/31/2025	$1.95	0	$0	1.00%	20.2%	12/31/2025	$1.99	0	$0	0.75%	20.5%
12/31/2024	1.59	2,083	3,322	1.25%	13.2%	12/31/2024	1.62	0	0	1.00%	13.5%	12/31/2024	1.65	0	0	0.75%	13.8%
12/31/2023	1.41	1,345	1,895	1.25%	18.7%	12/31/2023	1.43	0	0	1.00%	19.0%	12/31/2023	1.45	0	0	0.75%	19.3%
12/31/2022	1.19	791	939	1.25%	-18.4%	12/31/2022	1.20	0	0	1.00%	-18.2%	12/31/2022	1.22	0	0	0.75%	-18.0%
12/31/2021	1.46	335	488	1.25%	15.0%	12/31/2021	1.47	0	0	1.00%	15.3%	12/31/2021	1.48	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.03	0	$0	0.50%	20.8%	12/31/2025	$2.07	0	$0	0.25%	21.1%	12/31/2025	$2.11	0	$0	0.00%	21.4%
12/31/2024	1.68	0	0	0.50%	14.0%	12/31/2024	1.71	0	0	0.25%	14.3%	12/31/2024	1.74	0	0	0.00%	14.6%
12/31/2023	1.47	0	0	0.50%	19.6%	12/31/2023	1.49	0	0	0.25%	19.9%	12/31/2023	1.51	0	0	0.00%	20.1%
12/31/2022	1.23	0	0	0.50%	-17.8%	12/31/2022	1.25	0	0	0.25%	-17.6%	12/31/2022	1.26	0	0	0.00%	-17.4%
12/31/2021	1.50	0	0	0.50%	15.9%	12/31/2021	1.51	0	0	0.25%	16.2%	12/31/2021	1.53	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.1%
2024	2.6%
2023	2.7%
2022	2.5%
2021	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,010	$922,706	25,219
Receivables: investments sold	-
Payables: investments purchased	(2,543)
Net assets	$828,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$828,467	503,562	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$828,467	503,562

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$14,341
Mortality & expense charges			(11,448)
Net investment income (loss)			2,893

Gain (loss) on investments:
Net realized gain (loss)			(12,140)
Realized gain distributions			129,439
Net change in unrealized appreciation (depreciation)			(62,928)
Net gain (loss)			54,371

Increase (decrease) in net assets from operations			$57,264

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,893	$5,588
Net realized gain (loss)		(12,140)	9,720
Realized gain distributions		129,439	85,238
Net change in unrealized appreciation (depreciation)		(62,928)	(47,506)

Increase (decrease) in net assets from operations		57,264	53,040

Contract owner transactions:
Proceeds from units sold		140,268	594,222
Cost of units redeemed		(335,084)	(248,393)
Account charges		(965)	(1,003)
Increase (decrease)		(195,781)	344,826
Net increase (decrease)		(138,517)	397,866
Net assets, beginning		966,984	569,118
Net assets, ending		$828,467	$966,984

Units sold		90,703	394,193
Units redeemed		(215,753)	(163,908)
Net increase (decrease)		(125,050)	230,285
Units outstanding, beginning		628,612	398,327
Units outstanding, ending		503,562	628,612

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,307,674
Cost of units redeemed/account charges			(1,671,527)
Net investment income (loss)			17,992
Net realized gain (loss)			(9,817)
Realized gain distributions			275,841
Net change in unrealized appreciation (depreciation)			(91,696)
Net assets			$828,467

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.65	504	$828	1.25%	7.0%	12/31/2025	$1.67	0	$0	1.00%	7.2%	12/31/2025	$1.70	0	$0	0.75%	7.5%
12/31/2024	1.54	629	967	1.25%	7.7%	12/31/2024	1.56	0	0	1.00%	7.9%	12/31/2024	1.58	0	0	0.75%	8.2%
12/31/2023	1.43	398	569	1.25%	6.8%	12/31/2023	1.44	0	0	1.00%	7.0%	12/31/2023	1.46	0	0	0.75%	7.3%
12/31/2022	1.34	673	900	1.25%	-6.1%	12/31/2022	1.35	0	0	1.00%	-5.8%	12/31/2022	1.36	0	0	0.75%	-5.6%
12/31/2021	1.42	510	727	1.25%	23.3%	12/31/2021	1.43	0	0	1.00%	23.6%	12/31/2021	1.44	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.72	0	$0	0.50%	7.8%	12/31/2025	$1.75	0	$0	0.25%	8.0%	12/31/2025	$1.78	0	$0	0.00%	8.3%
12/31/2024	1.60	0	0	0.50%	8.5%	12/31/2024	1.62	0	0	0.25%	8.8%	12/31/2024	1.64	0	0	0.00%	9.0%
12/31/2023	1.48	0	0	0.50%	7.6%	12/31/2023	1.49	0	0	0.25%	7.8%	12/31/2023	1.51	0	0	0.00%	8.1%
12/31/2022	1.37	0	0	0.50%	-5.4%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.45	0	0	0.50%	24.2%	12/31/2021	1.46	0	0	0.25%	24.5%	12/31/2021	1.47	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	2.1%
2023	1.3%
2022	1.5%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,604,344	$5,050,956	48,616
Receivables: investments sold	237,901
Payables: investments purchased	-
Net assets	$5,842,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,842,245	3,249,649	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$5,842,245	3,249,649

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$36,018
Mortality & expense charges			(69,474)
Net investment income (loss)			(33,456)

Gain (loss) on investments:
Net realized gain (loss)			667,499
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(192,237)
Net gain (loss)			475,262

Increase (decrease) in net assets from operations			$441,806

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,456)	$(26,012)
Net realized gain (loss)		667,499	484,962
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(192,237)	248,061

Increase (decrease) in net assets from operations		441,806	707,011

Contract owner transactions:
Proceeds from units sold		3,209,287	3,536,037
Cost of units redeemed		(3,462,520)	(3,505,468)
Account charges		(19,950)	(17,650)
Increase (decrease)		(273,183)	12,919
Net increase (decrease)		168,623	719,930
Net assets, beginning		5,673,622	4,953,692
Net assets, ending		$5,842,245	$5,673,622

Units sold		1,841,564	2,270,317
Units redeemed		(2,041,718)	(2,282,988)
Net increase (decrease)		(200,154)	(12,671)
Units outstanding, beginning		3,449,803	3,462,474
Units outstanding, ending		3,249,649	3,449,803

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$19,403,220
Cost of units redeemed/account charges			(14,873,232)
Net investment income (loss)			(117,998)
Net realized gain (loss)			876,867
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			553,388
Net assets			$5,842,245

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	3,250	$5,842	1.25%	9.3%	12/31/2025	$1.83	0	$0	1.00%	9.6%	12/31/2025	$1.86	0	$0	0.75%	9.9%
12/31/2024	1.64	3,450	5,674	1.25%	15.0%	12/31/2024	1.67	0	0	1.00%	15.2%	12/31/2024	1.69	0	0	0.75%	15.5%
12/31/2023	1.43	3,462	4,954	1.25%	21.6%	12/31/2023	1.45	0	0	1.00%	21.9%	12/31/2023	1.46	0	0	0.75%	22.2%
12/31/2022	1.18	2,681	3,154	1.25%	-29.7%	12/31/2022	1.19	0	0	1.00%	-29.5%	12/31/2022	1.20	0	0	0.75%	-29.4%
12/31/2021	1.67	1,643	2,751	1.25%	19.0%	12/31/2021	1.68	0	0	1.00%	19.3%	12/31/2021	1.70	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	0.50%	10.1%	12/31/2025	$1.92	0	$0	0.25%	10.4%	12/31/2025	$1.95	0	$0	0.00%	10.7%
12/31/2024	1.71	0	0	0.50%	15.8%	12/31/2024	1.74	0	0	0.25%	16.1%	12/31/2024	1.76	0	0	0.00%	16.4%
12/31/2023	1.48	0	0	0.50%	22.5%	12/31/2023	1.50	0	0	0.25%	22.8%	12/31/2023	1.51	0	0	0.00%	23.1%
12/31/2022	1.21	0	0	0.50%	-29.2%	12/31/2022	1.22	0	0	0.25%	-29.0%	12/31/2022	1.23	0	0	0.00%	-28.8%
12/31/2021	1.71	0	0	0.50%	19.9%	12/31/2021	1.72	0	0	0.25%	20.2%	12/31/2021	1.73	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.7%
2023	0.9%
2022	0.7%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,527,135	$3,750,157	49,258
Receivables: investments sold	-
Payables: investments purchased	(2,760)
Net assets	$4,524,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,524,375	2,642,404	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$4,524,375	2,642,404

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$91,922
Mortality & expense charges			(50,828)
Net investment income (loss)			41,094

Gain (loss) on investments:
Net realized gain (loss)			50,323
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			309,313
Net gain (loss)			359,636

Increase (decrease) in net assets from operations			$400,730

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,094	$30,546
Net realized gain (loss)		50,323	32,606
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		309,313	312,643

Increase (decrease) in net assets from operations		400,730	375,795

Contract owner transactions:
Proceeds from units sold		1,148,200	656,015
Cost of units redeemed		(520,260)	(408,383)
Account charges		(5,394)	(5,289)
Increase (decrease)		622,546	242,343
Net increase (decrease)		1,023,276	618,138
Net assets, beginning		3,501,099	2,882,961
Net assets, ending		$4,524,375	$3,501,099

Units sold		723,046	461,823
Units redeemed		(343,392)	(297,264)
Net increase (decrease)		379,654	164,559
Units outstanding, beginning		2,262,750	2,098,191
Units outstanding, ending		2,642,404	2,262,750

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$8,199,444
Cost of units redeemed/account charges			(4,750,683)
Net investment income (loss)			136,169
Net realized gain (loss)			162,467
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			776,978
Net assets			$4,524,375

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.71	2,642	$4,524	1.25%	10.7%	12/31/2025	$1.74	0	$0	1.00%	10.9%	12/31/2025	$1.77	0	$0	0.75%	11.2%
12/31/2024	1.55	2,263	3,501	1.25%	12.6%	12/31/2024	1.57	0	0	1.00%	12.9%	12/31/2024	1.59	0	0	0.75%	13.2%
12/31/2023	1.37	2,098	2,883	1.25%	8.4%	12/31/2023	1.39	0	0	1.00%	8.7%	12/31/2023	1.41	0	0	0.75%	8.9%
12/31/2022	1.27	1,742	2,207	1.25%	-9.0%	12/31/2022	1.28	0	0	1.00%	-8.8%	12/31/2022	1.29	0	0	0.75%	-8.6%
12/31/2021	1.39	1,281	1,785	1.25%	27.2%	12/31/2021	1.40	0	0	1.00%	27.5%	12/31/2021	1.41	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	11.5%	12/31/2025	$1.83	0	$0	0.25%	11.8%	12/31/2025	$1.86	0	$0	0.00%	12.1%
12/31/2024	1.61	0	0	0.50%	13.5%	12/31/2024	1.64	0	0	0.25%	13.7%	12/31/2024	1.66	0	0	0.00%	14.0%
12/31/2023	1.42	0	0	0.50%	9.2%	12/31/2023	1.44	0	0	0.25%	9.5%	12/31/2023	1.45	0	0	0.00%	9.8%
12/31/2022	1.30	0	0	0.50%	-8.4%	12/31/2022	1.31	0	0	0.25%	-8.1%	12/31/2022	1.32	0	0	0.00%	-7.9%
12/31/2021	1.42	0	0	0.50%	28.1%	12/31/2021	1.43	0	0	0.25%	28.4%	12/31/2021	1.44	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	2.2%
2022	2.1%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE Social Index Fund Admiral Class - 06-3WM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,459,567	$2,036,403	37,484
Receivables: investments sold	-
Payables: investments purchased	(3,937)
Net assets	$2,455,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,455,630	1,018,591	$2.41
Band 100	-	-	2.45
Band 75	-	-	2.49
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.62
Total	$2,455,630	1,018,591

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,924
Mortality & expense charges			(33,304)
Net investment income (loss)			(8,380)

Gain (loss) on investments:
Net realized gain (loss)			525,019
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(143,014)
Net gain (loss)			382,005

Increase (decrease) in net assets from operations			$373,625

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,380)	$(3,735)
Net realized gain (loss)		525,019	165,692
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(143,014)	375,829

Increase (decrease) in net assets from operations		373,625	537,786

Contract owner transactions:
Proceeds from units sold		1,494,134	1,130,350
Cost of units redeemed		(2,141,175)	(755,107)
Account charges		(2,703)	(2,109)
Increase (decrease)		(649,744)	373,134
Net increase (decrease)		(276,119)	910,920
Net assets, beginning		2,731,749	1,820,829
Net assets, ending		$2,455,630	$2,731,749

Units sold		680,018	612,525
Units redeemed		(973,447)	(388,367)
Net increase (decrease)		(293,429)	224,158
Units outstanding, beginning		1,312,020	1,087,862
Units outstanding, ending		1,018,591	1,312,020

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,695,120
Cost of units redeemed/account charges			(3,375,499)
Net investment income (loss)			(11,333)
Net realized gain (loss)			724,178
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			423,164
Net assets			$2,455,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	1,019	$2,456	1.25%	15.8%	12/31/2025	$2.45	0	$0	1.00%	16.1%	12/31/2025	$2.49	0	$0	0.75%	16.4%
12/31/2024	2.08	1,312	2,732	1.25%	24.4%	12/31/2024	2.11	0	0	1.00%	24.7%	12/31/2024	2.14	0	0	0.75%	25.0%
12/31/2023	1.67	1,088	1,821	1.25%	30.2%	12/31/2023	1.69	0	0	1.00%	30.5%	12/31/2023	1.71	0	0	0.75%	30.8%
12/31/2022	1.29	887	1,140	1.25%	-25.2%	12/31/2022	1.30	0	0	1.00%	-25.0%	12/31/2022	1.31	0	0	0.75%	-24.8%
12/31/2021	1.72	682	1,172	1.25%	26.1%	12/31/2021	1.73	0	0	1.00%	26.4%	12/31/2021	1.74	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.53	0	$0	0.50%	16.7%	12/31/2025	$2.58	0	$0	0.25%	17.0%	12/31/2025	$2.62	0	$0	0.00%	17.2%
12/31/2024	2.17	0	0	0.50%	25.3%	12/31/2024	2.20	0	0	0.25%	25.7%	12/31/2024	2.24	0	0	0.00%	26.0%
12/31/2023	1.73	0	0	0.50%	31.1%	12/31/2023	1.75	0	0	0.25%	31.5%	12/31/2023	1.77	0	0	0.00%	31.8%
12/31/2022	1.32	0	0	0.50%	-24.6%	12/31/2022	1.33	0	0	0.25%	-24.4%	12/31/2022	1.35	0	0	0.00%	-24.2%
12/31/2021	1.75	0	0	0.50%	27.1%	12/31/2021	1.77	0	0	0.25%	27.4%	12/31/2021	1.78	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.2%
2023	1.3%
2022	1.2%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short Term Federal Fund Investor Class - 06-305

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,612	$207,700	20,167
Receivables: investments sold	124
Payables: investments purchased	-
Net assets	$208,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,736	107,390	$1.94
Band 100	-	-	2.05
Band 75	-	-	2.17
Band 50	-	-	2.30
Band 25	-	-	2.43
Band 0	-	-	2.85
Total	$208,736	107,390

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$8,279
Mortality & expense charges			(2,791)
Net investment income (loss)			5,488

Gain (loss) on investments:
Net realized gain (loss)			(133)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,599
Net gain (loss)			4,466

Increase (decrease) in net assets from operations			$9,954

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,488	$7,227
Net realized gain (loss)		(133)	(3,829)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,599	5,796

Increase (decrease) in net assets from operations		9,954	9,194

Contract owner transactions:
Proceeds from units sold		47,168	40,985
Cost of units redeemed		(73,209)	(156,032)
Account charges		(48)	(513)
Increase (decrease)		(26,089)	(115,560)
Net increase (decrease)		(16,135)	(106,366)
Net assets, beginning		224,871	331,237
Net assets, ending		$208,736	$224,871

Units sold		24,768	22,364
Units redeemed		(38,297)	(84,654)
Net increase (decrease)		(13,529)	(62,290)
Units outstanding, beginning		120,919	183,209
Units outstanding, ending		107,390	120,919

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,486,169
Cost of units redeemed/account charges			(12,550,038)
Net investment income (loss)			118,165
Net realized gain (loss)			2,595
Realized gain distributions			150,933
Net change in unrealized appreciation (depreciation)			912
Net assets			$208,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.94	107	$209	1.25%	4.5%	12/31/2025	$2.05	0	$0	1.00%	4.8%	12/31/2025	$2.17	0	$0	0.75%	5.0%
12/31/2024	1.86	121	225	1.25%	2.9%	12/31/2024	1.96	0	0	1.00%	3.1%	12/31/2024	2.07	0	0	0.75%	3.4%
12/31/2023	1.81	183	331	1.25%	2.5%	12/31/2023	1.90	0	0	1.00%	2.8%	12/31/2023	2.00	0	0	0.75%	3.0%
12/31/2022	1.76	176	310	1.25%	-6.5%	12/31/2022	1.85	0	0	1.00%	-6.2%	12/31/2022	1.94	0	0	0.75%	-6.0%
12/31/2021	1.89	197	372	1.25%	-1.8%	12/31/2021	1.97	0	0	1.00%	-1.6%	12/31/2021	2.07	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.30	0	$0	0.50%	5.3%	12/31/2025	$2.43	0	$0	0.25%	5.6%	12/31/2025	$2.85	0	$0	0.00%	5.8%
12/31/2024	2.18	0	0	0.50%	3.6%	12/31/2024	2.30	0	0	0.25%	3.9%	12/31/2024	2.70	0	0	0.00%	4.2%
12/31/2023	2.10	0	0	0.50%	3.3%	12/31/2023	2.21	0	0	0.25%	3.5%	12/31/2023	2.59	0	0	0.00%	3.8%
12/31/2022	2.04	0	0	0.50%	-5.8%	12/31/2022	2.14	0	0	0.25%	-5.5%	12/31/2022	2.49	0	0	0.00%	-5.3%
12/31/2021	2.16	0	0	0.50%	-1.1%	12/31/2021	2.26	0	0	0.25%	-0.8%	12/31/2021	2.63	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	3.8%
2024	4.1%
2023	3.4%
2022	1.7%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard European Stock Index Fund Inst Class - 06-4PP

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(20)
Net realized gain (loss)		-	(800)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	215

Increase (decrease) in net assets from operations		-	(605)

Contract owner transactions:
Proceeds from units sold		-	247
Cost of units redeemed		(1)	(41,968)
Account charges		-	-
Increase (decrease)		(1)	(41,721)
Net increase (decrease)		(1)	(42,326)
Net assets, beginning		1	42,327
Net assets, ending		$-	$1

Units sold		-	190
Units redeemed		(1)	(31,968)
Net increase (decrease)		(1)	(31,778)
Units outstanding, beginning		1	31,779
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$91,054
Cost of units redeemed/account charges			(90,137)
Net investment income (loss)			2,566
Net realized gain (loss)			(3,483)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.79	0	$0	1.25%	33.7%	12/31/2025	$1.82	0	$0	1.00%	34.1%	12/31/2025	$1.84	0	$0	0.75%	34.4%
12/31/2024	1.34	0	0	1.25%	0.8%	12/31/2024	1.36	0	0	1.00%	1.0%	12/31/2024	1.37	0	0	0.75%	1.3%
12/31/2023	1.33	32	42	1.25%	18.5%	12/31/2023	1.34	0	0	1.00%	18.8%	12/31/2023	1.35	0	0	0.75%	19.1%
12/31/2022	1.12	31	35	1.25%	-17.1%	12/31/2022	1.13	0	0	1.00%	-16.9%	12/31/2022	1.14	0	0	0.75%	-16.7%
12/31/2021	1.36	29	40	1.25%	14.9%	12/31/2021	1.36	0	0	1.00%	15.2%	12/31/2021	1.36	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	34.7%	12/31/2025	$1.89	0	$0	0.25%	35.1%	12/31/2025	$1.91	0	$0	0.00%	35.4%
12/31/2024	1.38	0	0	0.50%	1.5%	12/31/2024	1.40	0	0	0.25%	1.8%	12/31/2024	1.41	0	0	0.00%	2.0%
12/31/2023	1.36	0	0	0.50%	19.4%	12/31/2023	1.37	0	0	0.25%	19.7%	12/31/2023	1.39	0	0	0.00%	20.0%
12/31/2022	1.14	0	0	0.50%	-16.5%	12/31/2022	1.15	0	0	0.25%	-16.3%	12/31/2022	1.15	0	0	0.00%	-16.0%
12/31/2021	1.37	0	0	0.50%	15.7%	12/31/2021	1.37	0	0	0.25%	16.0%	12/31/2021	1.38	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	3.5%
2022	2.9%
2021	8.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Financials Idx Admiral Class - 06-4G7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,718	$123,616	2,033
Receivables: investments sold	280
Payables: investments purchased	-
Net assets	$135,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,998	73,854	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$135,998	73,854

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,062
Mortality & expense charges			(2,354)
Net investment income (loss)			708

Gain (loss) on investments:
Net realized gain (loss)			38,273
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,640)
Net gain (loss)			22,633

Increase (decrease) in net assets from operations			$23,341

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$708	$530
Net realized gain (loss)		38,273	9,159
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(15,640)	12,125

Increase (decrease) in net assets from operations		23,341	21,814

Contract owner transactions:
Proceeds from units sold		61,388	86,577
Cost of units redeemed		(119,468)	(38,121)
Account charges		-	-
Increase (decrease)		(58,080)	48,456
Net increase (decrease)		(34,739)	70,270
Net assets, beginning		170,737	100,467
Net assets, ending		$135,998	$170,737

Units sold		35,203	54,366
Units redeemed		(66,557)	(28,929)
Net increase (decrease)		(31,354)	25,437
Units outstanding, beginning		105,208	79,771
Units outstanding, ending		73,854	105,208

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$230,892
Cost of units redeemed/account charges			(158,131)
Net investment income (loss)			3,329
Net realized gain (loss)			47,806
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,102
Net assets			$135,998

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.84	74	$136	1.25%	13.5%	12/31/2025	$1.87	0	$0	1.00%	13.8%	12/31/2025	$1.90	0	$0	0.75%	14.0%
12/31/2024	1.62	105	171	1.25%	28.9%	12/31/2024	1.64	0	0	1.00%	29.2%	12/31/2024	1.66	0	0	0.75%	29.5%
12/31/2023	1.26	80	100	1.25%	12.7%	12/31/2023	1.27	0	0	1.00%	12.9%	12/31/2023	1.28	0	0	0.75%	13.2%
12/31/2022	1.12	56	62	1.25%	-13.3%	12/31/2022	1.13	0	0	1.00%	-13.1%	12/31/2022	1.13	0	0	0.75%	-12.9%
12/31/2021	1.29	53	68	1.25%	33.6%	12/31/2021	1.30	0	0	1.00%	33.9%	12/31/2021	1.30	0	0	0.75%	34.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.93	0	$0	0.50%	14.3%	12/31/2025	$1.95	0	$0	0.25%	14.6%	12/31/2025	$1.98	0	$0	0.00%	14.9%
12/31/2024	1.68	0	0	0.50%	29.8%	12/31/2024	1.71	0	0	0.25%	30.2%	12/31/2024	1.73	0	0	0.00%	30.5%
12/31/2023	1.30	0	0	0.50%	13.5%	12/31/2023	1.31	0	0	0.25%	13.8%	12/31/2023	1.32	0	0	0.00%	14.1%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.15	0	0	0.25%	-12.5%	12/31/2022	1.16	0	0	0.00%	-12.2%
12/31/2021	1.31	0	0	0.50%	34.6%	12/31/2021	1.31	0	0	0.25%	34.9%	12/31/2021	1.32	0	0	0.00%	35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.0%
2024	1.2%
2023	1.9%
2022	2.1%
2021	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth and Inc Adm Inst Class - 06-4MV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,326,458	$2,928,675	30,194
Receivables: investments sold	-
Payables: investments purchased	(15,615)
Net assets	$3,310,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,310,843	1,433,226	$2.31
Band 100	-	-	2.34
Band 75	-	-	2.37
Band 50	-	-	2.41
Band 25	-	-	2.44
Band 0	-	-	2.47
Total	$3,310,843	1,433,226

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$26,707
Mortality & expense charges			(36,707)
Net investment income (loss)			(10,000)

Gain (loss) on investments:
Net realized gain (loss)			50,075
Realized gain distributions			295,978
Net change in unrealized appreciation (depreciation)			176,889
Net gain (loss)			522,942

Increase (decrease) in net assets from operations			$512,942

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,000)	$(6,858)
Net realized gain (loss)		50,075	79,317
Realized gain distributions		295,978	246,078
Net change in unrealized appreciation (depreciation)		176,889	261,065

Increase (decrease) in net assets from operations		512,942	579,602

Contract owner transactions:
Proceeds from units sold		714,232	1,040,656
Cost of units redeemed		(493,815)	(729,155)
Account charges		(2,078)	(1,850)
Increase (decrease)		218,339	309,651
Net increase (decrease)		731,281	889,253
Net assets, beginning		2,579,562	1,690,309
Net assets, ending		$3,310,843	$2,579,562

Units sold		359,897	645,947
Units redeemed		(243,416)	(405,135)
Net increase (decrease)		116,481	240,812
Units outstanding, beginning		1,316,745	1,075,933
Units outstanding, ending		1,433,226	1,316,745

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,270,571
Cost of units redeemed/account charges			(2,279,107)
Net investment income (loss)			(9,868)
Net realized gain (loss)			114,353
Realized gain distributions			817,111
Net change in unrealized appreciation (depreciation)			397,783
Net assets			$3,310,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.31	1,433	$3,311	1.25%	17.9%	12/31/2025	$2.34	0	$0	1.00%	18.2%	12/31/2025	$2.37	0	$0	0.75%	18.5%
12/31/2024	1.96	1,317	2,580	1.25%	24.7%	12/31/2024	1.98	0	0	1.00%	25.0%	12/31/2024	2.00	0	0	0.75%	25.3%
12/31/2023	1.57	1,076	1,690	1.25%	23.2%	12/31/2023	1.58	0	0	1.00%	23.5%	12/31/2023	1.60	0	0	0.75%	23.8%
12/31/2022	1.27	942	1,201	1.25%	-18.1%	12/31/2022	1.28	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.56	346	538	1.25%	27.5%	12/31/2021	1.56	0	0	1.00%	27.8%	12/31/2021	1.57	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.41	0	$0	0.50%	18.8%	12/31/2025	$2.44	0	$0	0.25%	19.1%	12/31/2025	$2.47	0	$0	0.00%	19.4%
12/31/2024	2.03	0	0	0.50%	25.6%	12/31/2024	2.05	0	0	0.25%	26.0%	12/31/2024	2.07	0	0	0.00%	26.3%
12/31/2023	1.61	0	0	0.50%	24.1%	12/31/2023	1.63	0	0	0.25%	24.5%	12/31/2023	1.64	0	0	0.00%	24.8%
12/31/2022	1.30	0	0	0.50%	-17.5%	12/31/2022	1.31	0	0	0.25%	-17.3%	12/31/2022	1.32	0	0	0.00%	-17.1%
12/31/2021	1.58	0	0	0.50%	28.5%	12/31/2021	1.58	0	0	0.25%	28.8%	12/31/2021	1.59	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.2%
2023	1.3%
2022	1.6%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Idx Adm Inst Class - 06-4MW

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,247	$57,631	460
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$66,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,226	43,407	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$66,226	43,407

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$5,019
Mortality & expense charges			(5,203)
Net investment income (loss)			(184)

Gain (loss) on investments:
Net realized gain (loss)			(595)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(780)
Net gain (loss)			(1,375)

Increase (decrease) in net assets from operations			$(1,559)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(184)	$1,120
Net realized gain (loss)		(595)	29,300
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(780)	(15,011)

Increase (decrease) in net assets from operations		(1,559)	15,409

Contract owner transactions:
Proceeds from units sold		84,273	294,658
Cost of units redeemed		(591,412)	(309,112)
Account charges		(1,052)	(2,660)
Increase (decrease)		(508,191)	(17,114)
Net increase (decrease)		(509,750)	(1,705)
Net assets, beginning		575,976	577,681
Net assets, ending		$66,226	$575,976

Units sold		62,702	215,002
Units redeemed		(449,666)	(222,167)
Net increase (decrease)		(386,964)	(7,165)
Units outstanding, beginning		430,371	437,536
Units outstanding, ending		43,407	430,371

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,191,695
Cost of units redeemed/account charges			(1,164,744)
Net investment income (loss)			2,922
Net realized gain (loss)			27,737
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,616
Net assets			$66,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	43	$66	1.25%	14.0%	12/31/2025	$1.55	0	$0	1.00%	14.3%	12/31/2025	$1.57	0	$0	0.75%	14.6%
12/31/2024	1.34	430	576	1.25%	1.4%	12/31/2024	1.35	0	0	1.00%	1.6%	12/31/2024	1.37	0	0	0.75%	1.9%
12/31/2023	1.32	438	578	1.25%	1.2%	12/31/2023	1.33	0	0	1.00%	1.5%	12/31/2023	1.34	0	0	0.75%	1.7%
12/31/2022	1.30	274	357	1.25%	-6.7%	12/31/2022	1.31	0	0	1.00%	-6.4%	12/31/2022	1.32	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	19.0%	12/31/2021	1.40	0	0	1.00%	19.3%	12/31/2021	1.41	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.59	0	$0	0.50%	14.9%	12/31/2025	$1.61	0	$0	0.25%	15.1%	12/31/2025	$1.63	0	$0	0.00%	15.4%
12/31/2024	1.38	0	0	0.50%	2.1%	12/31/2024	1.40	0	0	0.25%	2.4%	12/31/2024	1.42	0	0	0.00%	2.6%
12/31/2023	1.36	0	0	0.50%	2.0%	12/31/2023	1.37	0	0	0.25%	2.2%	12/31/2023	1.38	0	0	0.00%	2.5%
12/31/2022	1.33	0	0	0.50%	-6.0%	12/31/2022	1.34	0	0	0.25%	-5.7%	12/31/2022	1.35	0	0	0.00%	-5.5%
12/31/2021	1.41	0	0	0.50%	19.9%	12/31/2021	1.42	0	0	0.25%	20.2%	12/31/2021	1.42	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	1.9%
2023	1.5%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High Div Yld Idx Adm Inst Class - 06-4MX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,208	$42,764	1,230
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$53,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,230	26,438	$2.01
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.13
Band 0	-	-	2.16
Total	$53,230	26,438

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,114
Mortality & expense charges			(505)
Net investment income (loss)			609

Gain (loss) on investments:
Net realized gain (loss)			107
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,211
Net gain (loss)			5,318

Increase (decrease) in net assets from operations			$5,927

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$609	$418
Net realized gain (loss)		107	45
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,211	3,359

Increase (decrease) in net assets from operations		5,927	3,822

Contract owner transactions:
Proceeds from units sold		19,359	1,074
Cost of units redeemed		(161)	-
Account charges		(87)	(55)
Increase (decrease)		19,111	1,019
Net increase (decrease)		25,038	4,841
Net assets, beginning		28,192	23,351
Net assets, ending		$53,230	$28,192

Units sold		10,607	641
Units redeemed		(126)	(32)
Net increase (decrease)		10,481	609
Units outstanding, beginning		15,957	15,348
Units outstanding, ending		26,438	15,957

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$42,530
Cost of units redeemed/account charges			(1,118)
Net investment income (loss)			1,222
Net realized gain (loss)			152
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,444
Net assets			$53,230

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.01	26	$53	1.25%	14.0%	12/31/2025	$2.04	0	$0	1.00%	14.2%	12/31/2025	$2.07	0	$0	0.75%	14.5%
12/31/2024	1.77	16	28	1.25%	16.1%	12/31/2024	1.79	0	0	1.00%	16.4%	12/31/2024	1.81	0	0	0.75%	16.7%
12/31/2023	1.52	15	23	1.25%	5.2%	12/31/2023	1.53	0	0	1.00%	5.5%	12/31/2023	1.55	0	0	0.75%	5.7%
12/31/2022	1.45	0	0	1.25%	-1.7%	12/31/2022	1.46	0	0	1.00%	-1.4%	12/31/2022	1.46	0	0	0.75%	-1.2%
12/31/2021	1.47	0	0	1.25%	24.6%	12/31/2021	1.48	0	0	1.00%	24.9%	12/31/2021	1.48	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.10	0	$0	0.50%	14.8%	12/31/2025	$2.13	0	$0	0.25%	15.1%	12/31/2025	$2.16	0	$0	0.00%	15.4%
12/31/2024	1.83	0	0	0.50%	17.0%	12/31/2024	1.85	0	0	0.25%	17.3%	12/31/2024	1.87	0	0	0.00%	17.6%
12/31/2023	1.56	0	0	0.50%	6.0%	12/31/2023	1.58	0	0	0.25%	6.2%	12/31/2023	1.59	0	0	0.00%	6.5%
12/31/2022	1.47	0	0	0.50%	-0.9%	12/31/2022	1.48	0	0	0.25%	-0.7%	12/31/2022	1.49	0	0	0.00%	-0.4%
12/31/2021	1.49	0	0	0.50%	25.5%	12/31/2021	1.49	0	0	0.25%	25.8%	12/31/2021	1.50	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.7%
2024	2.9%
2023	2.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Info Tech Idx Admiral Class - 06-4G9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,508,445	$911,192	3,868
Receivables: investments sold	-
Payables: investments purchased	(15,757)
Net assets	$1,492,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,492,688	533,465	$2.80
Band 100	-	-	2.84
Band 75	-	-	2.88
Band 50	-	-	2.93
Band 25	-	-	2.97
Band 0	-	-	3.01
Total	$1,492,688	533,465

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,574
Mortality & expense charges			(74,046)
Net investment income (loss)			(49,472)

Gain (loss) on investments:
Net realized gain (loss)			3,233,747
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,913,114)
Net gain (loss)			1,320,633

Increase (decrease) in net assets from operations			$1,271,161

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,472)	$(33,780)
Net realized gain (loss)		3,233,747	124,873
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,913,114)	1,310,507

Increase (decrease) in net assets from operations		1,271,161	1,401,600

Contract owner transactions:
Proceeds from units sold		374,137	1,031,161
Cost of units redeemed		(6,712,753)	(287,312)
Account charges		(19,850)	(9,678)
Increase (decrease)		(6,358,466)	734,171
Net increase (decrease)		(5,087,305)	2,135,771
Net assets, beginning		6,579,993	4,444,222
Net assets, ending		$1,492,688	$6,579,993

Units sold		157,088	537,501
Units redeemed		(2,451,943)	(147,655)
Net increase (decrease)		(2,294,855)	389,846
Units outstanding, beginning		2,828,320	2,438,474
Units outstanding, ending		533,465	2,828,320

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$7,339,313
Cost of units redeemed/account charges			(9,718,730)
Net investment income (loss)			(96,984)
Net realized gain (loss)			3,371,836
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			597,253
Net assets			$1,492,688

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.80	533	$1,493	1.25%	20.3%	12/31/2025	$2.84	0	$0	1.00%	20.6%	12/31/2025	$2.88	0	$0	0.75%	20.9%
12/31/2024	2.33	2,828	6,580	1.25%	27.6%	12/31/2024	2.36	0	0	1.00%	28.0%	12/31/2024	2.38	0	0	0.75%	28.3%
12/31/2023	1.82	2,438	4,444	1.25%	50.8%	12/31/2023	1.84	0	0	1.00%	51.2%	12/31/2023	1.86	0	0	0.75%	51.5%
12/31/2022	1.21	2,181	2,635	1.25%	-30.5%	12/31/2022	1.22	0	0	1.00%	-30.4%	12/31/2022	1.23	0	0	0.75%	-30.2%
12/31/2021	1.74	30	53	1.25%	28.8%	12/31/2021	1.75	0	0	1.00%	29.1%	12/31/2021	1.76	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.93	0	$0	0.50%	21.2%	12/31/2025	$2.97	0	$0	0.25%	21.5%	12/31/2025	$3.01	0	$0	0.00%	21.8%
12/31/2024	2.41	0	0	0.50%	28.6%	12/31/2024	2.44	0	0	0.25%	28.9%	12/31/2024	2.47	0	0	0.00%	29.3%
12/31/2023	1.88	0	0	0.50%	51.9%	12/31/2023	1.90	0	0	0.25%	52.3%	12/31/2023	1.91	0	0	0.00%	52.7%
12/31/2022	1.24	0	0	0.50%	-30.0%	12/31/2022	1.24	0	0	0.25%	-29.8%	12/31/2022	1.25	0	0	0.00%	-29.7%
12/31/2021	1.77	0	0	0.50%	29.7%	12/31/2021	1.77	0	0	0.25%	30.0%	12/31/2021	1.78	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	0.7%
2023	0.8%
2022	0.6%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.64
Band 100	-	-	0.65
Band 75	-	-	0.65
Band 50	-	-	0.66
Band 25	-	-	0.67
Band 0	-	-	0.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.64	0	$0	1.25%	4.4%	12/31/2025	$0.65	0	$0	1.00%	4.6%	12/31/2025	$0.65	0	$0	0.75%	4.9%
12/31/2024	0.61	0	0	1.25%	-7.5%	12/31/2024	0.62	0	0	1.00%	-7.3%	12/31/2024	0.62	0	0	0.75%	-7.0%
12/31/2023	0.66	0	0	1.25%	2.1%	12/31/2023	0.67	0	0	1.00%	2.4%	12/31/2023	0.67	0	0	0.75%	2.6%
12/31/2022	0.65	0	0	1.25%	-30.4%	12/31/2022	0.65	0	0	1.00%	-30.2%	12/31/2022	0.65	0	0	0.75%	-30.0%
12/31/2021	0.93	0	0	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.93	0	0	0.75%	-5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.66	0	$0	0.50%	5.2%	12/31/2025	$0.67	0	$0	0.25%	5.4%	12/31/2025	$0.68	0	$0	0.00%	5.7%
12/31/2024	0.63	0	0	0.50%	-6.8%	12/31/2024	0.64	0	0	0.25%	-6.6%	12/31/2024	0.64	0	0	0.00%	-6.3%
12/31/2023	0.68	0	0	0.50%	2.9%	12/31/2023	0.68	0	0	0.25%	3.1%	12/31/2023	0.69	0	0	0.00%	3.4%
12/31/2022	0.66	0	0	0.50%	-29.9%	12/31/2022	0.66	0	0	0.25%	-29.7%	12/31/2022	0.66	0	0	0.00%	-29.5%
12/31/2021	0.94	0	0	0.50%	-5.0%	12/31/2021	0.94	0	0	0.25%	-4.8%	12/31/2021	0.94	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,429,196	$1,381,438	140,213
Receivables: investments sold	46,022
Payables: investments purchased	-
Net assets	$1,475,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$952,085	892,556	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	523,133	457,753	1.14
Total	$1,475,218	1,350,309

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$74,182
Mortality & expense charges			(13,591)
Net investment income (loss)			60,591

Gain (loss) on investments:
Net realized gain (loss)			24,805
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,754
Net gain (loss)			33,559

Increase (decrease) in net assets from operations			$94,150

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,591	$49,364
Net realized gain (loss)		24,805	4,248
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,754	8,524

Increase (decrease) in net assets from operations		94,150	62,136

Contract owner transactions:
Proceeds from units sold		451,693	182,082
Cost of units redeemed		(616,634)	(121,476)
Account charges		(3,411)	(3,510)
Increase (decrease)		(168,352)	57,096
Net increase (decrease)		(74,202)	119,232
Net assets, beginning		1,549,420	1,430,188
Net assets, ending		$1,475,218	$1,549,420

Units sold		442,816	183,527
Units redeemed		(598,082)	(125,648)
Net increase (decrease)		(155,266)	57,879
Units outstanding, beginning		1,505,575	1,447,696
Units outstanding, ending		1,350,309	1,505,575

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$4,116,874
Cost of units redeemed/account charges			(2,852,120)
Net investment income (loss)			135,741
Net realized gain (loss)			26,793
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			47,758
Net assets			$1,475,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	893	$952	1.25%	5.5%	12/31/2025	$1.08	0	$0	1.00%	5.8%	12/31/2025	$1.10	0	$0	0.75%	6.1%
12/31/2024	1.01	1,033	1,045	1.25%	3.8%	12/31/2024	1.02	0	0	1.00%	4.0%	12/31/2024	1.03	0	0	0.75%	4.3%
12/31/2023	0.97	990	964	1.25%	4.9%	12/31/2023	0.98	0	0	1.00%	5.1%	12/31/2023	0.99	0	0	0.75%	5.4%
12/31/2022	0.93	1,254	1,165	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.94	0	0	0.75%	-6.5%
12/31/2021	1.00	69	69	1.25%	-1.6%	12/31/2021	1.00	0	0	1.00%	-1.3%	12/31/2021	1.01	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	0	$0	0.50%	6.3%	12/31/2025	$1.13	0	$0	0.25%	6.6%	12/31/2025	$1.14	458	$523	0.00%	6.9%
12/31/2024	1.05	0	0	0.50%	4.5%	12/31/2024	1.06	0	0	0.25%	4.8%	12/31/2024	1.07	472	505	0.00%	5.1%
12/31/2023	1.00	0	0	0.50%	5.6%	12/31/2023	1.01	0	0	0.25%	5.9%	12/31/2023	1.02	458	466	0.00%	6.2%
12/31/2022	0.95	0	0	0.50%	-6.2%	12/31/2022	0.95	0	0	0.25%	-6.0%	12/31/2022	0.96	0	0	0.00%	-5.7%
12/31/2021	1.01	0	0	0.50%	-0.8%	12/31/2021	1.01	0	0	0.25%	-0.6%	12/31/2021	1.02	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.9%
2024	4.2%
2023	2.8%
2022	0.5%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Treasury Fund Inst Class - 06-4PR (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$77,927
Cost of units redeemed/account charges			(75,592)
Net investment income (loss)			280
Net realized gain (loss)			(2,615)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.01	0	$0	1.25%	4.2%	12/31/2025	$1.02	0	$0	1.00%	4.4%	12/31/2025	$1.04	0	$0	0.75%	4.7%
12/31/2024	0.97	0	0	1.25%	2.5%	12/31/2024	0.98	0	0	1.00%	2.8%	12/31/2024	0.99	0	0	0.75%	3.1%
12/31/2023	0.94	0	0	1.25%	2.3%	12/31/2023	0.95	0	0	1.00%	2.6%	12/31/2023	0.96	0	0	0.75%	2.8%
12/31/2022	0.92	23	21	1.25%	-5.8%	12/31/2022	0.93	0	0	1.00%	-5.6%	12/31/2022	0.93	0	0	0.75%	-5.3%
12/31/2021	0.98	38	37	1.25%	-2.0%	12/31/2021	0.98	0	0	1.00%	-1.8%	12/31/2021	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.05	0	$0	0.50%	4.9%	12/31/2025	$1.06	0	$0	0.25%	5.2%	12/31/2025	$1.08	0	$0	0.00%	5.5%
12/31/2024	1.00	0	0	0.50%	3.3%	12/31/2024	1.01	0	0	0.25%	3.6%	12/31/2024	1.02	0	0	0.00%	3.8%
12/31/2023	0.97	0	0	0.50%	3.1%	12/31/2023	0.98	0	0	0.25%	3.4%	12/31/2023	0.98	0	0	0.00%	3.6%
12/31/2022	0.94	0	0	0.50%	-5.1%	12/31/2022	0.94	0	0	0.25%	-4.8%	12/31/2022	0.95	0	0	0.00%	-4.6%
12/31/2021	0.99	0	0	0.50%	-1.3%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	2.2%
2022	2.1%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Strategic Equity Inv Inv Class - 06-4MY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$567,369	$574,454	15,032
Receivables: investments sold	-
Payables: investments purchased	(3,500)
Net assets	$563,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,869	247,023	$2.28
Band 100	-	-	2.31
Band 75	-	-	2.35
Band 50	-	-	2.38
Band 25	-	-	2.41
Band 0	-	-	2.45
Total	$563,869	247,023

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,462
Mortality & expense charges			(6,605)
Net investment income (loss)			(143)

Gain (loss) on investments:
Net realized gain (loss)			(2,631)
Realized gain distributions			49,951
Net change in unrealized appreciation (depreciation)			22,412
Net gain (loss)			69,732

Increase (decrease) in net assets from operations			$69,589

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(143)	$1,879
Net realized gain (loss)		(2,631)	4,690
Realized gain distributions		49,951	49,974
Net change in unrealized appreciation (depreciation)		22,412	(9,024)

Increase (decrease) in net assets from operations		69,589	47,519

Contract owner transactions:
Proceeds from units sold		68,301	560,286
Cost of units redeemed		(118,070)	(327,321)
Account charges		(79)	(76)
Increase (decrease)		(49,848)	232,889
Net increase (decrease)		19,741	280,408
Net assets, beginning		544,128	263,720
Net assets, ending		$563,869	$544,128

Units sold		32,416	284,771
Units redeemed		(57,001)	(165,472)
Net increase (decrease)		(24,585)	119,299
Units outstanding, beginning		271,608	152,309
Units outstanding, ending		247,023	271,608

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,041,781
Cost of units redeemed/account charges			(616,310)
Net investment income (loss)			4,445
Net realized gain (loss)			(14,834)
Realized gain distributions			155,872
Net change in unrealized appreciation (depreciation)			(7,085)
Net assets			$563,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.28	247	$564	1.25%	13.9%	12/31/2025	$2.31	0	$0	1.00%	14.2%	12/31/2025	$2.35	0	$0	0.75%	14.5%
12/31/2024	2.00	272	544	1.25%	15.7%	12/31/2024	2.03	0	0	1.00%	16.0%	12/31/2024	2.05	0	0	0.75%	16.3%
12/31/2023	1.73	152	264	1.25%	17.7%	12/31/2023	1.75	0	0	1.00%	18.0%	12/31/2023	1.76	0	0	0.75%	18.3%
12/31/2022	1.47	119	174	1.25%	-12.9%	12/31/2022	1.48	0	0	1.00%	-12.7%	12/31/2022	1.49	0	0	0.75%	-12.5%
12/31/2021	1.69	107	180	1.25%	29.2%	12/31/2021	1.69	0	0	1.00%	29.6%	12/31/2021	1.70	0	0	0.75%	29.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.38	0	$0	0.50%	14.8%	12/31/2025	$2.41	0	$0	0.25%	15.1%	12/31/2025	$2.45	0	$0	0.00%	15.4%
12/31/2024	2.07	0	0	0.50%	16.6%	12/31/2024	2.10	0	0	0.25%	16.9%	12/31/2024	2.12	0	0	0.00%	17.2%
12/31/2023	1.78	0	0	0.50%	18.6%	12/31/2023	1.79	0	0	0.25%	18.9%	12/31/2023	1.81	0	0	0.00%	19.2%
12/31/2022	1.50	0	0	0.50%	-12.2%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.52	0	0	0.00%	-11.8%
12/31/2021	1.71	0	0	0.50%	30.2%	12/31/2021	1.71	0	0	0.25%	30.5%	12/31/2021	1.72	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.6%
2023	1.7%
2022	1.3%
2021	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Utilities Idx Adm Inst Class - 06-4N7

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,585	$51,549	631
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$58,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,600	34,912	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$58,600	34,912

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,146
Mortality & expense charges			(995)
Net investment income (loss)			1,151

Gain (loss) on investments:
Net realized gain (loss)			11,103
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(848)
Net gain (loss)			10,255

Increase (decrease) in net assets from operations			$11,406

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,151	$1,468
Net realized gain (loss)		11,103	676
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(848)	11,063

Increase (decrease) in net assets from operations		11,406	13,207

Contract owner transactions:
Proceeds from units sold		27,329	45,199
Cost of units redeemed		(71,953)	(7,319)
Account charges		(113)	(101)
Increase (decrease)		(44,737)	37,779
Net increase (decrease)		(33,331)	50,986
Net assets, beginning		91,931	40,945
Net assets, ending		$58,600	$91,931

Units sold		18,292	34,010
Units redeemed		(46,338)	(5,128)
Net increase (decrease)		(28,046)	28,882
Units outstanding, beginning		62,958	34,076
Units outstanding, ending		34,912	62,958

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$156,238
Cost of units redeemed/account charges			(120,855)
Net investment income (loss)			4,534
Net realized gain (loss)			11,647
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,036
Net assets			$58,600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	35	$59	1.25%	14.9%	12/31/2025	$1.70	0	$0	1.00%	15.2%	12/31/2025	$1.73	0	$0	0.75%	15.5%
12/31/2024	1.46	63	92	1.25%	21.5%	12/31/2024	1.48	0	0	1.00%	21.8%	12/31/2024	1.49	0	0	0.75%	22.1%
12/31/2023	1.20	34	41	1.25%	-8.6%	12/31/2023	1.21	0	0	1.00%	-8.4%	12/31/2023	1.22	0	0	0.75%	-8.1%
12/31/2022	1.31	34	45	1.25%	-0.1%	12/31/2022	1.32	0	0	1.00%	0.1%	12/31/2022	1.33	0	0	0.75%	0.4%
12/31/2021	1.32	21	27	1.25%	15.9%	12/31/2021	1.32	0	0	1.00%	16.2%	12/31/2021	1.33	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.75	0	$0	0.50%	15.8%	12/31/2025	$1.77	0	$0	0.25%	16.1%	12/31/2025	$1.80	0	$0	0.00%	16.4%
12/31/2024	1.51	0	0	0.50%	22.4%	12/31/2024	1.53	0	0	0.25%	22.7%	12/31/2024	1.55	0	0	0.00%	23.1%
12/31/2023	1.23	0	0	0.50%	-7.9%	12/31/2023	1.24	0	0	0.25%	-7.7%	12/31/2023	1.26	0	0	0.00%	-7.5%
12/31/2022	1.34	0	0	0.50%	0.6%	12/31/2022	1.35	0	0	0.25%	0.9%	12/31/2022	1.36	0	0	0.00%	1.1%
12/31/2021	1.33	0	0	0.50%	16.8%	12/31/2021	1.34	0	0	0.25%	17.1%	12/31/2021	1.34	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.9%
2024	3.6%
2023	3.1%
2022	3.3%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Commodity Strat Adm Inst Class - 06-4XX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,459	$198,836	7,549
Receivables: investments sold	-
Payables: investments purchased	(91)
Net assets	$196,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,368	147,914	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$196,368	147,914

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,285
Mortality & expense charges			(469)
Net investment income (loss)			6,816

Gain (loss) on investments:
Net realized gain (loss)			1,465
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,851)
Net gain (loss)			(1,386)

Increase (decrease) in net assets from operations			$5,430

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,816	$339
Net realized gain (loss)		1,465	2
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,851)	474

Increase (decrease) in net assets from operations		5,430	815

Contract owner transactions:
Proceeds from units sold		191,789	18,432
Cost of units redeemed		(19,934)	-
Account charges		(164)	-
Increase (decrease)		171,691	18,432
Net increase (decrease)		177,121	19,247
Net assets, beginning		19,247	-
Net assets, ending		$196,368	$19,247

Units sold		147,458	16,898
Units redeemed		(16,442)	-
Net increase (decrease)		131,016	16,898
Units outstanding, beginning		16,898	-
Units outstanding, ending		147,914	16,898

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$210,221
Cost of units redeemed/account charges			(20,098)
Net investment income (loss)			7,155
Net realized gain (loss)			1,467
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,377)
Net assets			$196,368

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	148	$196	1.25%	16.6%	12/31/2025	$1.34	0	$0	1.00%	16.9%	12/31/2025	$1.36	0	$0	0.75%	17.1%
12/31/2024	1.14	17	19	1.25%	4.0%	12/31/2024	1.15	0	0	1.00%	4.2%	12/31/2024	1.16	0	0	0.75%	4.5%
12/31/2023	1.10	0	0	1.25%	-8.6%	12/31/2023	1.10	0	0	1.00%	-8.4%	12/31/2023	1.11	0	0	0.75%	-8.1%
12/31/2022	1.20	0	0	1.25%	12.5%	12/31/2022	1.20	0	0	1.00%	12.8%	12/31/2022	1.21	0	0	0.75%	13.1%
12/31/2021	1.06	0	0	1.25%	6.5%	12/31/2021	1.07	0	0	1.00%	6.6%	12/31/2021	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.37	0	$0	0.50%	17.4%	12/31/2025	$1.39	0	$0	0.25%	17.7%	12/31/2025	$1.40	0	$0	0.00%	18.0%
12/31/2024	1.17	0	0	0.50%	4.8%	12/31/2024	1.18	0	0	0.25%	5.0%	12/31/2024	1.19	0	0	0.00%	5.3%
12/31/2023	1.12	0	0	0.50%	-7.9%	12/31/2023	1.12	0	0	0.25%	-7.7%	12/31/2023	1.13	0	0	0.00%	-7.5%
12/31/2022	1.21	0	0	0.50%	13.4%	12/31/2022	1.22	0	0	0.25%	13.7%	12/31/2022	1.22	0	0	0.00%	14.0%
12/31/2021	1.07	0	0	0.50%	6.9%	12/31/2021	1.07	0	0	0.25%	7.0%	12/31/2021	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.8%
2024	4.3%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(364)
Net realized gain (loss)		-	18,239
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(10,420)

Increase (decrease) in net assets from operations		-	7,455

Contract owner transactions:
Proceeds from units sold		-	241
Cost of units redeemed		-	(143,260)
Account charges		-	(236)
Increase (decrease)		-	(143,255)
Net increase (decrease)		-	(135,800)
Net assets, beginning		-	135,800
Net assets, ending		$-	$-

Units sold		-	248
Units redeemed		-	(142,664)
Net increase (decrease)		-	(142,416)
Units outstanding, beginning		-	142,416
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$125,587
Cost of units redeemed/account charges			(143,543)
Net investment income (loss)			(292)
Net realized gain (loss)			18,248
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	1.25%	4.3%	12/31/2025	$1.24	0	$0	1.00%	4.6%	12/31/2025	$1.25	0	$0	0.75%	4.9%
12/31/2024	1.17	0	0	1.25%	22.8%	12/31/2024	1.18	0	0	1.00%	23.1%	12/31/2024	1.19	0	0	0.75%	23.5%
12/31/2023	0.95	142	136	1.25%	38.7%	12/31/2023	0.96	0	0	1.00%	39.0%	12/31/2023	0.97	0	0	0.75%	39.4%
12/31/2022	0.69	0	0	1.25%	-36.0%	12/31/2022	0.69	0	0	1.00%	-35.8%	12/31/2022	0.69	0	0	0.75%	-35.7%
12/31/2021	1.07	0	0	1.25%	7.4%	12/31/2021	1.08	0	0	1.00%	7.5%	12/31/2021	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	5.1%	12/31/2025	$1.28	0	$0	0.25%	5.4%	12/31/2025	$1.29	0	$0	0.00%	5.7%
12/31/2024	1.20	0	0	0.50%	23.8%	12/31/2024	1.21	0	0	0.25%	24.1%	12/31/2024	1.22	0	0	0.00%	24.4%
12/31/2023	0.97	0	0	0.50%	39.7%	12/31/2023	0.98	0	0	0.25%	40.0%	12/31/2023	0.98	0	0	0.00%	40.4%
12/31/2022	0.70	0	0	0.50%	-35.5%	12/31/2022	0.70	0	0	0.25%	-35.3%	12/31/2022	0.70	0	0	0.00%	-35.2%
12/31/2021	1.08	0	0	0.50%	7.8%	12/31/2021	1.08	0	0	0.25%	7.9%	12/31/2021	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.9%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Stpls Idx Adm Inst Class - 06-4XY (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	1.25%	0.8%	12/31/2025	$1.23	0	$0	1.00%	1.1%	12/31/2025	$1.24	0	$0	0.75%	1.4%
12/31/2024	1.21	0	0	1.25%	11.9%	12/31/2024	1.22	0	0	1.00%	12.2%	12/31/2024	1.23	0	0	0.75%	12.5%
12/31/2023	1.08	0	0	1.25%	1.1%	12/31/2023	1.08	0	0	1.00%	1.4%	12/31/2023	1.09	0	0	0.75%	1.6%
12/31/2022	1.07	0	0	1.25%	-3.0%	12/31/2022	1.07	0	0	1.00%	-2.7%	12/31/2022	1.07	0	0	0.75%	-2.5%
12/31/2021	1.10	0	0	1.25%	9.8%	12/31/2021	1.10	0	0	1.00%	10.0%	12/31/2021	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.26	0	$0	0.50%	1.6%	12/31/2025	$1.27	0	$0	0.25%	1.9%	12/31/2025	$1.29	0	$0	0.00%	2.1%
12/31/2024	1.24	0	0	0.50%	12.7%	12/31/2024	1.25	0	0	0.25%	13.0%	12/31/2024	1.26	0	0	0.00%	13.3%
12/31/2023	1.10	0	0	0.50%	1.9%	12/31/2023	1.10	0	0	0.25%	2.1%	12/31/2023	1.11	0	0	0.00%	2.4%
12/31/2022	1.08	0	0	0.50%	-2.2%	12/31/2022	1.08	0	0	0.25%	-2.0%	12/31/2022	1.09	0	0	0.00%	-1.7%
12/31/2021	1.10	0	0	0.50%	10.2%	12/31/2021	1.10	0	0	0.25%	10.3%	12/31/2021	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Industrials Index Adm Inst Class - 06-4XW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	1.25%	17.1%	12/31/2025	$1.54	0	$0	1.00%	17.4%	12/31/2025	$1.56	0	$0	0.75%	17.6%
12/31/2024	1.31	0	0	1.25%	15.5%	12/31/2024	1.32	0	0	1.00%	15.8%	12/31/2024	1.33	0	0	0.75%	16.1%
12/31/2023	1.13	0	0	1.25%	20.9%	12/31/2023	1.14	0	0	1.00%	21.2%	12/31/2023	1.14	0	0	0.75%	21.5%
12/31/2022	0.93	0	0	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.94	0	0	0.75%	-9.2%
12/31/2021	1.03	0	0	1.25%	3.4%	12/31/2021	1.04	0	0	1.00%	3.6%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.58	0	$0	0.50%	17.9%	12/31/2025	$1.60	0	$0	0.25%	18.2%	12/31/2025	$1.61	0	$0	0.00%	18.5%
12/31/2024	1.34	0	0	0.50%	16.4%	12/31/2024	1.35	0	0	0.25%	16.7%	12/31/2024	1.36	0	0	0.00%	17.0%
12/31/2023	1.15	0	0	0.50%	21.8%	12/31/2023	1.16	0	0	0.25%	22.1%	12/31/2023	1.16	0	0	0.00%	22.4%
12/31/2022	0.94	0	0	0.50%	-9.0%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.95	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	3.8%	12/31/2021	1.04	0	0	0.25%	3.9%	12/31/2021	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1
Mortality & expense charges			-
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6
Net gain (loss)			19

Increase (decrease) in net assets from operations			$20

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$87
Net realized gain (loss)		13	(116)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6	(142)

Increase (decrease) in net assets from operations		20	(171)

Contract owner transactions:
Proceeds from units sold		-	17,227
Cost of units redeemed		(173)	(20,412)
Account charges		-	(20)
Increase (decrease)		(173)	(3,205)
Net increase (decrease)		(153)	(3,376)
Net assets, beginning		153	3,529
Net assets, ending		$-	$153

Units sold		-	14,405
Units redeemed		(135)	(17,548)
Net increase (decrease)		(135)	(3,143)
Units outstanding, beginning		135	3,278
Units outstanding, ending		-	135

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$20,619
Cost of units redeemed/account charges			(20,706)
Net investment income (loss)			189
Net realized gain (loss)			(102)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.55	0	$0	1.25%	36.3%	12/31/2025	$1.57	0	$0	1.00%	36.6%	12/31/2025	$1.58	0	$0	0.75%	37.0%
12/31/2024	1.14	0	0	1.25%	5.6%	12/31/2024	1.15	0	0	1.00%	5.9%	12/31/2024	1.16	0	0	0.75%	6.2%
12/31/2023	1.08	3	4	1.25%	15.4%	12/31/2023	1.08	0	0	1.00%	15.7%	12/31/2023	1.09	0	0	0.75%	16.0%
12/31/2022	0.93	0	0	1.25%	-8.0%	12/31/2022	0.94	0	0	1.00%	-7.8%	12/31/2022	0.94	0	0	0.75%	-7.6%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.60	0	$0	0.50%	37.3%	12/31/2025	$1.62	0	$0	0.25%	37.7%	12/31/2025	$1.64	0	$0	0.00%	38.0%
12/31/2024	1.17	0	0	0.50%	6.4%	12/31/2024	1.18	0	0	0.25%	6.7%	12/31/2024	1.18	0	0	0.00%	7.0%
12/31/2023	1.10	0	0	0.50%	16.2%	12/31/2023	1.10	0	0	0.25%	16.5%	12/31/2023	1.11	0	0	0.00%	16.8%
12/31/2022	0.94	0	0	0.50%	-7.3%	12/31/2022	0.95	0	0	0.25%	-7.1%	12/31/2022	0.95	0	0	0.00%	-6.9%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	8.3%
2023	7.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Value Inv Class - 06-4XG

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,687	$147,523	3,579
Receivables: investments sold	-
Payables: investments purchased	(4,160)
Net assets	$147,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,527	119,737	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$147,527	119,737

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,944
Mortality & expense charges			(3,905)
Net investment income (loss)			39

Gain (loss) on investments:
Net realized gain (loss)			26,232
Realized gain distributions			19,478
Net change in unrealized appreciation (depreciation)			35,945
Net gain (loss)			81,655

Increase (decrease) in net assets from operations			$81,694

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39	$5,749
Net realized gain (loss)		26,232	3,215
Realized gain distributions		19,478	17,062
Net change in unrealized appreciation (depreciation)		35,945	(37,183)

Increase (decrease) in net assets from operations		81,694	(11,157)

Contract owner transactions:
Proceeds from units sold		40,680	230,982
Cost of units redeemed		(311,461)	(37,267)
Account charges		(837)	(772)
Increase (decrease)		(271,618)	192,943
Net increase (decrease)		(189,924)	181,786
Net assets, beginning		337,451	155,665
Net assets, ending		$147,527	$337,451

Units sold		42,074	227,484
Units redeemed		(273,909)	(37,736)
Net increase (decrease)		(231,835)	189,748
Units outstanding, beginning		351,572	161,824
Units outstanding, ending		119,737	351,572

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$626,805
Cost of units redeemed/account charges			(561,750)
Net investment income (loss)			17,084
Net realized gain (loss)			20,816
Realized gain distributions			40,408
Net change in unrealized appreciation (depreciation)			4,164
Net assets			$147,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.23	120	$148	1.25%	28.4%	12/31/2025	$1.25	0	$0	1.00%	28.7%	12/31/2025	$1.26	0	$0	0.75%	29.0%
12/31/2024	0.96	352	337	1.25%	-0.2%	12/31/2024	0.97	0	0	1.00%	0.0%	12/31/2024	0.98	0	0	0.75%	0.3%
12/31/2023	0.96	162	156	1.25%	14.7%	12/31/2023	0.97	0	0	1.00%	15.0%	12/31/2023	0.97	0	0	0.75%	15.3%
12/31/2022	0.84	297	249	1.25%	-12.8%	12/31/2022	0.84	0	0	1.00%	-12.5%	12/31/2022	0.85	0	0	0.75%	-12.3%
12/31/2021	0.96	242	233	1.25%	-3.9%	12/31/2021	0.96	0	0	1.00%	-3.8%	12/31/2021	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.27	0	$0	0.50%	29.3%	12/31/2025	$1.29	0	$0	0.25%	29.7%	12/31/2025	$1.30	0	$0	0.00%	30.0%
12/31/2024	0.99	0	0	0.50%	0.5%	12/31/2024	0.99	0	0	0.25%	0.8%	12/31/2024	1.00	0	0	0.00%	1.0%
12/31/2023	0.98	0	0	0.50%	15.6%	12/31/2023	0.99	0	0	0.25%	15.9%	12/31/2023	0.99	0	0	0.00%	16.1%
12/31/2022	0.85	0	0	0.50%	-12.1%	12/31/2022	0.85	0	0	0.25%	-11.9%	12/31/2022	0.85	0	0	0.00%	-11.7%
12/31/2021	0.97	0	0	0.50%	-3.5%	12/31/2021	0.97	0	0	0.25%	-3.4%	12/31/2021	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.6%
2024	3.5%
2023	2.1%
2022	2.8%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard ST Bond Idx Adm Inst Class - 06-4YJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,366	$11,279	1,120
Receivables: investments sold	216
Payables: investments purchased	-
Net assets	$11,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,582	11,347	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$11,582	11,347

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$247
Mortality & expense charges			(79)
Net investment income (loss)			168

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87
Net gain (loss)			90

Increase (decrease) in net assets from operations			$258

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$168	$-
Net realized gain (loss)		3	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		87	-

Increase (decrease) in net assets from operations		258	-

Contract owner transactions:
Proceeds from units sold		11,485	-
Cost of units redeemed		(86)	-
Account charges		(75)	-
Increase (decrease)		11,324	-
Net increase (decrease)		11,582	-
Net assets, beginning		-	-
Net assets, ending		$11,582	$-

Units sold		11,508	-
Units redeemed		(161)	-
Net increase (decrease)		11,347	-
Units outstanding, beginning		-	-
Units outstanding, ending		11,347	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$11,485
Cost of units redeemed/account charges			(161)
Net investment income (loss)			168
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87
Net assets			$11,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	11	$12	1.25%	4.8%	12/31/2025	$1.03	0	$0	1.00%	5.0%	12/31/2025	$1.04	0	$0	0.75%	5.3%
12/31/2024	0.97	0	0	1.25%	2.4%	12/31/2024	0.98	0	0	1.00%	2.7%	12/31/2024	0.99	0	0	0.75%	3.0%
12/31/2023	0.95	0	0	1.25%	3.6%	12/31/2023	0.96	0	0	1.00%	3.8%	12/31/2023	0.96	0	0	0.75%	4.1%
12/31/2022	0.92	0	0	1.25%	-6.8%	12/31/2022	0.92	0	0	1.00%	-6.6%	12/31/2022	0.92	0	0	0.75%	-6.3%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	5.6%	12/31/2025	$1.07	0	$0	0.25%	5.8%	12/31/2025	$1.08	0	$0	0.00%	6.1%
12/31/2024	1.00	0	0	0.50%	3.2%	12/31/2024	1.01	0	0	0.25%	3.5%	12/31/2024	1.02	0	0	0.00%	3.7%
12/31/2023	0.97	0	0	0.50%	4.3%	12/31/2023	0.97	0	0	0.25%	4.6%	12/31/2023	0.98	0	0	0.00%	4.9%
12/31/2022	0.93	0	0	0.50%	-6.1%	12/31/2022	0.93	0	0	0.25%	-5.9%	12/31/2022	0.93	0	0	0.00%	-5.6%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.3%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Windsor II Admiral Inst Class - 06-4V3

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,995,916	$3,661,305	47,831
Receivables: investments sold	-
Payables: investments purchased	(6,784)
Net assets	$3,989,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,989,132	2,544,712	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$3,989,132	2,544,712

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$74,840
Mortality & expense charges			(59,150)
Net investment income (loss)			15,690

Gain (loss) on investments:
Net realized gain (loss)			302,157
Realized gain distributions			353,496
Net change in unrealized appreciation (depreciation)			90,010
Net gain (loss)			745,663

Increase (decrease) in net assets from operations			$761,353

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,690	$18,389
Net realized gain (loss)		302,157	56,264
Realized gain distributions		353,496	362,333
Net change in unrealized appreciation (depreciation)		90,010	81,391

Increase (decrease) in net assets from operations		761,353	518,377

Contract owner transactions:
Proceeds from units sold		1,387,433	1,641,148
Cost of units redeemed		(2,663,019)	(1,130,648)
Account charges		(5,687)	(3,802)
Increase (decrease)		(1,281,273)	506,698
Net increase (decrease)		(519,920)	1,025,075
Net assets, beginning		4,509,052	3,483,977
Net assets, ending		$3,989,132	$4,509,052

Units sold		977,705	1,307,756
Units redeemed		(1,804,506)	(876,415)
Net increase (decrease)		(826,801)	431,341
Units outstanding, beginning		3,371,513	2,940,172
Units outstanding, ending		2,544,712	3,371,513

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,380,239
Cost of units redeemed/account charges			(8,092,226)
Net investment income (loss)			68,343
Net realized gain (loss)			264,266
Realized gain distributions			1,033,899
Net change in unrealized appreciation (depreciation)			334,611
Net assets			$3,989,132

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.57	2,545	$3,989	1.25%	17.2%	12/31/2025	$1.59	0	$0	1.00%	17.5%	12/31/2025	$1.61	0	$0	0.75%	17.8%
12/31/2024	1.34	3,372	4,509	1.25%	12.9%	12/31/2024	1.35	0	0	1.00%	13.1%	12/31/2024	1.36	0	0	0.75%	13.4%
12/31/2023	1.18	2,940	3,484	1.25%	19.6%	12/31/2023	1.19	0	0	1.00%	19.9%	12/31/2023	1.20	0	0	0.75%	20.2%
12/31/2022	0.99	3,037	3,009	1.25%	-14.2%	12/31/2022	1.00	0	0	1.00%	-14.0%	12/31/2022	1.00	0	0	0.75%	-13.8%
12/31/2021	1.16	573	662	1.25%	15.5%	12/31/2021	1.16	0	0	1.00%	15.8%	12/31/2021	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.62	0	$0	0.50%	18.1%	12/31/2025	$1.64	0	$0	0.25%	18.4%	12/31/2025	$1.66	0	$0	0.00%	18.7%
12/31/2024	1.38	0	0	0.50%	13.7%	12/31/2024	1.39	0	0	0.25%	14.0%	12/31/2024	1.40	0	0	0.00%	14.3%
12/31/2023	1.21	0	0	0.50%	20.5%	12/31/2023	1.22	0	0	0.25%	20.8%	12/31/2023	1.23	0	0	0.00%	21.1%
12/31/2022	1.00	0	0	0.50%	-13.6%	12/31/2022	1.01	0	0	0.25%	-13.4%	12/31/2022	1.01	0	0	0.00%	-13.1%
12/31/2021	1.16	0	0	0.50%	16.2%	12/31/2021	1.16	0	0	0.25%	16.4%	12/31/2021	1.17	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.8%
2024	1.8%
2023	1.8%
2022	1.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard VIF Small Company Growth Portfolio - 06-119

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,673,693	$9,273,244	509,305
Receivables: investments sold	38,754
Payables: investments purchased	-
Net assets	$9,712,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,712,447	2,255,060	$4.31
Band 100	-	-	4.48
Band 75	-	-	4.66
Band 50	-	-	4.84
Band 25	-	-	5.03
Band 0	-	-	5.23
Total	$9,712,447	2,255,060

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$51,539
Mortality & expense charges			(130,181)
Net investment income (loss)			(78,642)

Gain (loss) on investments:
Net realized gain (loss)			(7,808)
Realized gain distributions			732,688
Net change in unrealized appreciation (depreciation)			(172,401)
Net gain (loss)			552,479

Increase (decrease) in net assets from operations			$473,837

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78,642)	$(78,080)
Net realized gain (loss)		(7,808)	(106,969)
Realized gain distributions		732,688	-
Net change in unrealized appreciation (depreciation)		(172,401)	1,166,360

Increase (decrease) in net assets from operations		473,837	981,311

Contract owner transactions:
Proceeds from units sold		1,338,865	1,961,307
Cost of units redeemed		(3,354,499)	(3,547,956)
Account charges		(5,420)	(6,516)
Increase (decrease)		(2,021,054)	(1,593,165)
Net increase (decrease)		(1,547,217)	(611,854)
Net assets, beginning		11,259,664	11,871,518
Net assets, ending		$9,712,447	$11,259,664

Units sold		335,348	506,597
Units redeemed		(819,820)	(944,005)
Net increase (decrease)		(484,472)	(437,408)
Units outstanding, beginning		2,739,532	3,176,940
Units outstanding, ending		2,255,060	2,739,532

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$139,272,966
Cost of units redeemed/account charges			(175,753,693)
Net investment income (loss)			(4,053,997)
Net realized gain (loss)			3,846,325
Realized gain distributions			46,000,397
Net change in unrealized appreciation (depreciation)			400,449
Net assets			$9,712,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.31	2,255	$9,712	1.25%	4.8%	12/31/2025	$4.48	0	$0	1.00%	5.1%	12/31/2025	$4.66	0	$0	0.75%	5.3%
12/31/2024	4.11	2,740	11,260	1.25%	10.0%	12/31/2024	4.26	0	0	1.00%	10.3%	12/31/2024	4.42	0	0	0.75%	10.5%
12/31/2023	3.74	3,177	11,872	1.25%	18.2%	12/31/2023	3.87	0	0	1.00%	18.5%	12/31/2023	4.00	0	0	0.75%	18.8%
12/31/2022	3.16	3,819	12,078	1.25%	-26.3%	12/31/2022	3.26	0	0	1.00%	-26.1%	12/31/2022	3.37	0	0	0.75%	-25.9%
12/31/2021	4.29	7,901	33,892	1.25%	12.8%	12/31/2021	4.42	0	0	1.00%	13.1%	12/31/2021	4.55	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.84	0	$0	0.50%	5.6%	12/31/2025	$5.03	0	$0	0.25%	5.8%	12/31/2025	$5.23	0	$0	0.00%	6.1%
12/31/2024	4.59	0	0	0.50%	10.8%	12/31/2024	4.76	0	0	0.25%	11.1%	12/31/2024	4.93	0	0	0.00%	11.4%
12/31/2023	4.14	0	0	0.50%	19.1%	12/31/2023	4.28	0	0	0.25%	19.3%	12/31/2023	4.43	0	0	0.00%	19.6%
12/31/2022	3.48	0	0	0.50%	-25.7%	12/31/2022	3.59	0	0	0.25%	-25.5%	12/31/2022	3.70	0	0	0.00%	-25.4%
12/31/2021	4.68	0	0	0.50%	13.6%	12/31/2021	4.82	0	0	0.25%	13.9%	12/31/2021	4.96	104	518	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.5%
2023	0.4%
2022	0.3%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard 500 Index Fund Admiral Class - 06-FHY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,670,428	$102,055,173	269,845
Receivables: investments sold	-
Payables: investments purchased	(171,324)
Net assets	$170,499,104

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,499,104	53,977,055	$3.16
Band 100	-	-	3.23
Band 75	-	-	3.31
Band 50	-	-	3.38
Band 25	-	-	3.46
Band 0	-	-	3.54
Total	$170,499,104	53,977,055

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,152,964
Mortality & expense charges			(2,252,454)
Net investment income (loss)			(99,490)

Gain (loss) on investments:
Net realized gain (loss)			24,645,537
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,541,746
Net gain (loss)			27,187,283

Increase (decrease) in net assets from operations			$27,087,793

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(99,490)	$197,516
Net realized gain (loss)		24,645,537	9,561,920
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,541,746	24,718,856

Increase (decrease) in net assets from operations		27,087,793	34,478,292

Contract owner transactions:
Proceeds from units sold		40,772,832	42,802,769
Cost of units redeemed		(81,355,127)	(47,805,691)
Account charges		(187,199)	(217,914)
Increase (decrease)		(40,769,494)	(5,220,836)
Net increase (decrease)		(13,681,701)	29,257,456
Net assets, beginning		184,180,805	154,923,349
Net assets, ending		$170,499,104	$184,180,805

Units sold		14,787,100	17,477,199
Units redeemed		(28,661,474)	(19,541,606)
Net increase (decrease)		(13,874,374)	(2,064,407)
Units outstanding, beginning		67,851,429	69,915,836
Units outstanding, ending		53,977,055	67,851,429

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$350,923,287
Cost of units redeemed/account charges			(306,354,137)
Net investment income (loss)			3,648,545
Net realized gain (loss)			53,666,154
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,615,255
Net assets			$170,499,104

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.16	53,977	$170,499	1.25%	16.4%	12/31/2025	$3.23	0	$0	1.00%	16.7%	12/31/2025	$3.31	0	$0	0.75%	16.9%
12/31/2024	2.71	67,851	184,181	1.25%	23.4%	12/31/2024	2.77	0	0	1.00%	23.7%	12/31/2024	2.83	0	0	0.75%	24.0%
12/31/2023	2.20	64,312	141,462	1.25%	24.7%	12/31/2023	2.24	0	0	1.00%	25.0%	12/31/2023	2.28	0	0	0.75%	25.3%
12/31/2022	1.76	60,402	106,564	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	59,081	128,946	1.25%	27.1%	12/31/2021	2.21	0	0	1.00%	27.4%	12/31/2021	2.24	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.38	0	$0	0.50%	17.2%	12/31/2025	$3.46	0	$0	0.25%	17.5%	12/31/2025	$3.54	0	$0	0.00%	17.8%
12/31/2024	2.88	0	0	0.50%	24.3%	12/31/2024	2.94	0	0	0.25%	24.7%	12/31/2024	3.00	0	0	0.00%	25.0%
12/31/2023	2.32	0	0	0.50%	25.6%	12/31/2023	2.36	0	0	0.25%	25.9%	12/31/2023	2.40	5,603	13,462	0.00%	26.2%
12/31/2022	1.85	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	6,068	11,547	0.00%	-18.1%
12/31/2021	2.27	0	0	0.50%	28.0%	12/31/2021	2.30	0	0	0.25%	28.3%	12/31/2021	2.33	6,697	15,570	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.6%
2022	1.5%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R Class - 06-583

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$626,414	$634,927	14,656
Receivables: investments sold	17,901
Payables: investments purchased	-
Net assets	$644,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$644,315	176,635	$3.65
Band 100	-	-	3.77
Band 75	-	-	3.90
Band 50	-	-	4.04
Band 25	-	-	4.18
Band 0	-	-	4.32
Total	$644,315	176,635

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,640
Mortality & expense charges			(8,347)
Net investment income (loss)			(4,707)

Gain (loss) on investments:
Net realized gain (loss)			(3,963)
Realized gain distributions			23,383
Net change in unrealized appreciation (depreciation)			(17,553)
Net gain (loss)			1,867

Increase (decrease) in net assets from operations			$(2,840)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,707)	$(3,350)
Net realized gain (loss)		(3,963)	8,275
Realized gain distributions		23,383	71,659
Net change in unrealized appreciation (depreciation)		(17,553)	(17,494)

Increase (decrease) in net assets from operations		(2,840)	59,090

Contract owner transactions:
Proceeds from units sold		141,380	80,233
Cost of units redeemed		(253,343)	(62,195)
Account charges		(1,044)	(1,177)
Increase (decrease)		(113,007)	16,861
Net increase (decrease)		(115,847)	75,951
Net assets, beginning		760,162	684,211
Net assets, ending		$644,315	$760,162

Units sold		39,672	22,620
Units redeemed		(73,231)	(17,185)
Net increase (decrease)		(33,559)	5,435
Units outstanding, beginning		210,194	204,759
Units outstanding, ending		176,635	210,194

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$5,470,311
Cost of units redeemed/account charges			(5,983,919)
Net investment income (loss)			(48,737)
Net realized gain (loss)			488,280
Realized gain distributions			726,893
Net change in unrealized appreciation (depreciation)			(8,513)
Net assets			$644,315

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.65	177	$644	1.25%	0.9%	12/31/2025	$3.77	0	$0	1.00%	1.1%	12/31/2025	$3.90	0	$0	0.75%	1.4%
12/31/2024	3.62	210	760	1.25%	8.2%	12/31/2024	3.73	0	0	1.00%	8.5%	12/31/2024	3.85	0	0	0.75%	8.8%
12/31/2023	3.34	205	684	1.25%	8.4%	12/31/2023	3.44	0	0	1.00%	8.7%	12/31/2023	3.54	0	0	0.75%	8.9%
12/31/2022	3.08	223	687	1.25%	-4.2%	12/31/2022	3.17	0	0	1.00%	-4.0%	12/31/2022	3.25	0	0	0.75%	-3.7%
12/31/2021	3.22	335	1,079	1.25%	29.6%	12/31/2021	3.30	0	0	1.00%	29.9%	12/31/2021	3.38	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.04	0	$0	0.50%	1.6%	12/31/2025	$4.18	0	$0	0.25%	1.9%	12/31/2025	$4.32	0	$0	0.00%	2.1%
12/31/2024	3.97	0	0	0.50%	9.0%	12/31/2024	4.10	0	0	0.25%	9.3%	12/31/2024	4.23	0	0	0.00%	9.6%
12/31/2023	3.65	0	0	0.50%	9.2%	12/31/2023	3.75	0	0	0.25%	9.5%	12/31/2023	3.86	0	0	0.00%	9.7%
12/31/2022	3.34	0	0	0.50%	-3.5%	12/31/2022	3.43	0	0	0.25%	-3.3%	12/31/2022	3.52	0	0	0.00%	-3.0%
12/31/2021	3.46	0	0	0.50%	30.5%	12/31/2021	3.54	0	0	0.25%	30.9%	12/31/2021	3.63	0	0	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.5%
2024	0.8%
2023	1.0%
2022	1.0%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R6 Class - 06-FMX

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,850,873	$3,980,617	85,408
Receivables: investments sold	-
Payables: investments purchased	(2,373)
Net assets	$3,848,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,848,500	1,873,108	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.20
Band 25	-	-	2.25
Band 0	-	-	2.30
Total	$3,848,500	1,873,108

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$30,295
Mortality & expense charges			(35,118)
Net investment income (loss)			(4,823)

Gain (loss) on investments:
Net realized gain (loss)			(13,390)
Realized gain distributions			138,452
Net change in unrealized appreciation (depreciation)			(48,499)
Net gain (loss)			76,563

Increase (decrease) in net assets from operations			$71,740

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,823)	$1,353
Net realized gain (loss)		(13,390)	27,100
Realized gain distributions		138,452	304,751
Net change in unrealized appreciation (depreciation)		(48,499)	(26,302)

Increase (decrease) in net assets from operations		71,740	306,902

Contract owner transactions:
Proceeds from units sold		2,923,492	485,998
Cost of units redeemed		(2,420,684)	(2,394,018)
Account charges		(684)	(1,291)
Increase (decrease)		502,124	(1,909,311)
Net increase (decrease)		573,864	(1,602,409)
Net assets, beginning		3,274,636	4,877,045
Net assets, ending		$3,848,500	$3,274,636

Units sold		1,436,773	248,666
Units redeemed		(1,179,781)	(1,252,918)
Net increase (decrease)		256,992	(1,004,252)
Units outstanding, beginning		1,616,116	2,620,368
Units outstanding, ending		1,873,108	1,616,116

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$12,006,159
Cost of units redeemed/account charges			(9,681,486)
Net investment income (loss)			63,211
Net realized gain (loss)			42,048
Realized gain distributions			1,548,312
Net change in unrealized appreciation (depreciation)			(129,744)
Net assets			$3,848,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.05	1,873	$3,849	1.25%	1.4%	12/31/2025	$2.10	0	$0	1.00%	1.7%	12/31/2025	$2.15	0	$0	0.75%	1.9%
12/31/2024	2.03	1,616	3,275	1.25%	8.9%	12/31/2024	2.07	0	0	1.00%	9.1%	12/31/2024	2.11	0	0	0.75%	9.4%
12/31/2023	1.86	2,620	4,877	1.25%	9.0%	12/31/2023	1.89	0	0	1.00%	9.3%	12/31/2023	1.93	0	0	0.75%	9.5%
12/31/2022	1.71	2,884	4,926	1.25%	-3.7%	12/31/2022	1.73	0	0	1.00%	-3.5%	12/31/2022	1.76	0	0	0.75%	-3.2%
12/31/2021	1.77	2,657	4,713	1.25%	30.3%	12/31/2021	1.80	0	0	1.00%	30.6%	12/31/2021	1.82	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	0.50%	2.2%	12/31/2025	$2.25	0	$0	0.25%	2.4%	12/31/2025	$2.30	0	$0	0.00%	2.7%
12/31/2024	2.15	0	0	0.50%	9.7%	12/31/2024	2.20	0	0	0.25%	10.0%	12/31/2024	2.24	0	0	0.00%	10.2%
12/31/2023	1.96	0	0	0.50%	9.8%	12/31/2023	2.00	0	0	0.25%	10.1%	12/31/2023	2.03	0	0	0.00%	10.3%
12/31/2022	1.79	0	0	0.50%	-3.0%	12/31/2022	1.81	0	0	0.25%	-2.7%	12/31/2022	1.84	0	0	0.00%	-2.5%
12/31/2021	1.84	0	0	0.50%	31.3%	12/31/2021	1.87	0	0	0.25%	31.6%	12/31/2021	1.89	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.9%
2024	1.2%
2023	1.4%
2022	1.7%
2021	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,230	$142,466	3,062
Receivables: investments sold	620
Payables: investments purchased	-
Net assets	$138,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,850	82,566	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.76
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.88
Total	$138,850	82,566

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,416
Mortality & expense charges			(1,699)
Net investment income (loss)			(283)

Gain (loss) on investments:
Net realized gain (loss)			(6,581)
Realized gain distributions			6,218
Net change in unrealized appreciation (depreciation)			(1,863)
Net gain (loss)			(2,226)

Increase (decrease) in net assets from operations			$(2,509)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(283)	$(180)
Net realized gain (loss)		(6,581)	45
Realized gain distributions		6,218	5,976
Net change in unrealized appreciation (depreciation)		(1,863)	(2,463)

Increase (decrease) in net assets from operations		(2,509)	3,378

Contract owner transactions:
Proceeds from units sold		195,014	25,015
Cost of units redeemed		(136,763)	(14,515)
Account charges		(12)	(26)
Increase (decrease)		58,239	10,474
Net increase (decrease)		55,730	13,852
Net assets, beginning		83,120	69,268
Net assets, ending		$138,850	$83,120

Units sold		119,422	15,542
Units redeemed		(86,549)	(9,031)
Net increase (decrease)		32,873	6,511
Units outstanding, beginning		49,693	43,182
Units outstanding, ending		82,566	49,693

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$290,664
Cost of units redeemed/account charges			(158,292)
Net investment income (loss)			(685)
Net realized gain (loss)			(6,907)
Realized gain distributions			18,306
Net change in unrealized appreciation (depreciation)			(4,236)
Net assets			$138,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.68	83	$139	1.25%	0.5%	12/31/2025	$1.72	0	$0	1.00%	0.8%	12/31/2025	$1.76	0	$0	0.75%	1.0%
12/31/2024	1.67	50	83	1.25%	4.3%	12/31/2024	1.71	0	0	1.00%	4.5%	12/31/2024	1.74	0	0	0.75%	4.8%
12/31/2023	1.60	43	69	1.25%	10.1%	12/31/2023	1.63	0	0	1.00%	10.4%	12/31/2023	1.66	0	0	0.75%	10.7%
12/31/2022	1.46	23	33	1.25%	-7.7%	12/31/2022	1.48	0	0	1.00%	-7.5%	12/31/2022	1.50	0	0	0.75%	-7.2%
12/31/2021	1.58	4	6	1.25%	24.0%	12/31/2021	1.60	0	0	1.00%	24.3%	12/31/2021	1.62	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	0	$0	0.50%	1.3%	12/31/2025	$1.84	0	$0	0.25%	1.5%	12/31/2025	$1.88	0	$0	0.00%	1.8%
12/31/2024	1.78	0	0	0.50%	5.1%	12/31/2024	1.81	0	0	0.25%	5.3%	12/31/2024	1.85	0	0	0.00%	5.6%
12/31/2023	1.69	0	0	0.50%	11.0%	12/31/2023	1.72	0	0	0.25%	11.2%	12/31/2023	1.75	0	0	0.00%	11.5%
12/31/2022	1.52	0	0	0.50%	-7.0%	12/31/2022	1.55	0	0	0.25%	-6.8%	12/31/2022	1.57	0	0	0.00%	-6.5%
12/31/2021	1.64	0	0	0.50%	25.0%	12/31/2021	1.66	0	0	0.25%	25.3%	12/31/2021	1.68	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.3%
2024	1.0%
2023	1.0%
2022	1.1%
2021	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Small-Cap Fund A Class - 06-GFG (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.83
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$263,981
Cost of units redeemed/account charges			(276,437)
Net investment income (loss)			(1,882)
Net realized gain (loss)			10,047
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.76	0	$0	1.25%	39.7%	12/31/2025	$1.79	0	$0	1.00%	40.0%	12/31/2025	$1.83	0	$0	0.75%	40.4%
12/31/2024	1.26	0	0	1.25%	3.0%	12/31/2024	1.28	0	0	1.00%	3.3%	12/31/2024	1.31	0	0	0.75%	3.5%
12/31/2023	1.22	0	0	1.25%	13.6%	12/31/2023	1.24	0	0	1.00%	13.9%	12/31/2023	1.26	0	0	0.75%	14.2%
12/31/2022	1.07	0	0	1.25%	-24.4%	12/31/2022	1.09	0	0	1.00%	-24.2%	12/31/2022	1.10	0	0	0.75%	-24.0%
12/31/2021	1.42	0	0	1.25%	10.5%	12/31/2021	1.44	0	0	1.00%	10.8%	12/31/2021	1.45	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.87	0	$0	0.50%	40.7%	12/31/2025	$1.91	0	$0	0.25%	41.1%	12/31/2025	$1.95	0	$0	0.00%	41.5%
12/31/2024	1.33	0	0	0.50%	3.8%	12/31/2024	1.36	0	0	0.25%	4.1%	12/31/2024	1.38	0	0	0.00%	4.3%
12/31/2023	1.28	0	0	0.50%	14.5%	12/31/2023	1.30	0	0	0.25%	14.8%	12/31/2023	1.32	0	0	0.00%	15.1%
12/31/2022	1.12	0	0	0.50%	-23.8%	12/31/2022	1.13	0	0	0.25%	-23.6%	12/31/2022	1.15	0	0	0.00%	-23.4%
12/31/2021	1.47	0	0	0.50%	11.4%	12/31/2021	1.49	0	0	0.25%	11.7%	12/31/2021	1.50	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,557	$301,674	18,513
Receivables: investments sold	-
Payables: investments purchased	(3,650)
Net assets	$369,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$369,907	205,194	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.01
Total	$369,907	205,194

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$7,507
Mortality & expense charges			(4,012)
Net investment income (loss)			3,495

Gain (loss) on investments:
Net realized gain (loss)			10,532
Realized gain distributions			13,789
Net change in unrealized appreciation (depreciation)			81,407
Net gain (loss)			105,728

Increase (decrease) in net assets from operations			$109,223

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,495	$2,470
Net realized gain (loss)		10,532	(942)
Realized gain distributions		13,789	-
Net change in unrealized appreciation (depreciation)		81,407	5,853

Increase (decrease) in net assets from operations		109,223	7,381

Contract owner transactions:
Proceeds from units sold		52,149	48,396
Cost of units redeemed		(66,120)	(22,809)
Account charges		(350)	(283)
Increase (decrease)		(14,321)	25,304
Net increase (decrease)		94,902	32,685
Net assets, beginning		275,005	242,320
Net assets, ending		$369,907	$275,005

Units sold		32,744	37,214
Units redeemed		(41,554)	(18,108)
Net increase (decrease)		(8,810)	19,106
Units outstanding, beginning		214,004	194,898
Units outstanding, ending		205,194	214,004

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$975,846
Cost of units redeemed/account charges			(728,770)
Net investment income (loss)			9,249
Net realized gain (loss)			11,505
Realized gain distributions			30,194
Net change in unrealized appreciation (depreciation)			71,883
Net assets			$369,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.80	205	$370	1.25%	40.3%	12/31/2025	$1.84	0	$0	1.00%	40.6%	12/31/2025	$1.88	0	$0	0.75%	41.0%
12/31/2024	1.29	214	275	1.25%	3.4%	12/31/2024	1.31	0	0	1.00%	3.6%	12/31/2024	1.33	0	0	0.75%	3.9%
12/31/2023	1.24	195	242	1.25%	13.9%	12/31/2023	1.26	0	0	1.00%	14.2%	12/31/2023	1.28	0	0	0.75%	14.4%
12/31/2022	1.09	209	228	1.25%	-24.1%	12/31/2022	1.11	0	0	1.00%	-23.9%	12/31/2022	1.12	0	0	0.75%	-23.7%
12/31/2021	1.44	186	267	1.25%	10.9%	12/31/2021	1.46	0	0	1.00%	11.2%	12/31/2021	1.47	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.92	0	$0	0.50%	41.3%	12/31/2025	$1.96	0	$0	0.25%	41.7%	12/31/2025	$2.01	0	$0	0.00%	42.0%
12/31/2024	1.36	0	0	0.50%	4.1%	12/31/2024	1.39	0	0	0.25%	4.4%	12/31/2024	1.41	0	0	0.00%	4.7%
12/31/2023	1.31	0	0	0.50%	14.7%	12/31/2023	1.33	0	0	0.25%	15.0%	12/31/2023	1.35	0	0	0.00%	15.3%
12/31/2022	1.14	0	0	0.50%	-23.5%	12/31/2022	1.15	0	0	0.25%	-23.3%	12/31/2022	1.17	0	0	0.00%	-23.2%
12/31/2021	1.49	0	0	0.50%	11.7%	12/31/2021	1.51	0	0	0.25%	12.0%	12/31/2021	1.52	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.3%
2024	2.2%
2023	1.8%
2022	0.9%
2021	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$387,280	$392,919	16,219
Receivables: investments sold	693
Payables: investments purchased	-
Net assets	$387,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$387,973	198,585	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.13
Total	$387,973	198,585

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,764
Mortality & expense charges			(5,547)
Net investment income (loss)			(1,783)

Gain (loss) on investments:
Net realized gain (loss)			(18,892)
Realized gain distributions			12,882
Net change in unrealized appreciation (depreciation)			45,818
Net gain (loss)			39,808

Increase (decrease) in net assets from operations			$38,025

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,783)	$3,881
Net realized gain (loss)		(18,892)	868
Realized gain distributions		12,882	71,947
Net change in unrealized appreciation (depreciation)		45,818	(41,318)

Increase (decrease) in net assets from operations		38,025	35,378

Contract owner transactions:
Proceeds from units sold		90,496	184,215
Cost of units redeemed		(271,735)	(41,621)
Account charges		(352)	(72)
Increase (decrease)		(181,591)	142,522
Net increase (decrease)		(143,566)	177,900
Net assets, beginning		531,539	353,639
Net assets, ending		$387,973	$531,539

Units sold		52,248	102,243
Units redeemed		(151,194)	(24,088)
Net increase (decrease)		(98,946)	78,155
Units outstanding, beginning		297,531	219,376
Units outstanding, ending		198,585	297,531

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,040,656
Cost of units redeemed/account charges			(742,023)
Net investment income (loss)			1,843
Net realized gain (loss)			(30,148)
Realized gain distributions			123,284
Net change in unrealized appreciation (depreciation)			(5,639)
Net assets			$387,973

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.95	199	$388	1.25%	9.4%	12/31/2025	$1.99	0	$0	1.00%	9.6%	12/31/2025	$2.02	0	$0	0.75%	9.9%
12/31/2024	1.79	298	532	1.25%	10.8%	12/31/2024	1.81	0	0	1.00%	11.1%	12/31/2024	1.84	0	0	0.75%	11.4%
12/31/2023	1.61	219	354	1.25%	11.5%	12/31/2023	1.63	0	0	1.00%	11.8%	12/31/2023	1.65	0	0	0.75%	12.1%
12/31/2022	1.45	232	336	1.25%	-7.6%	12/31/2022	1.46	0	0	1.00%	-7.4%	12/31/2022	1.48	0	0	0.75%	-7.2%
12/31/2021	1.57	225	353	1.25%	27.3%	12/31/2021	1.58	0	0	1.00%	27.6%	12/31/2021	1.59	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.06	0	$0	0.50%	10.2%	12/31/2025	$2.10	0	$0	0.25%	10.5%	12/31/2025	$2.13	0	$0	0.00%	10.7%
12/31/2024	1.87	0	0	0.50%	11.7%	12/31/2024	1.90	0	0	0.25%	11.9%	12/31/2024	1.93	0	0	0.00%	12.2%
12/31/2023	1.67	0	0	0.50%	12.3%	12/31/2023	1.70	0	0	0.25%	12.6%	12/31/2023	1.72	0	0	0.00%	12.9%
12/31/2022	1.49	0	0	0.50%	-6.9%	12/31/2022	1.51	0	0	0.25%	-6.7%	12/31/2022	1.52	0	0	0.00%	-6.5%
12/31/2021	1.60	0	0	0.50%	28.2%	12/31/2021	1.61	0	0	0.25%	28.5%	12/31/2021	1.63	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.8%
2024	2.1%
2023	0.8%
2022	1.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,425	$53,772	1,689
Receivables: investments sold	172
Payables: investments purchased	-
Net assets	$55,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,597	38,659	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$55,597	38,659

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$579
Mortality & expense charges			(983)
Net investment income (loss)			(404)

Gain (loss) on investments:
Net realized gain (loss)			(18,415)
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			15,830
Net gain (loss)			(2,575)

Increase (decrease) in net assets from operations			$(2,979)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(404)	$(56)
Net realized gain (loss)		(18,415)	8,985
Realized gain distributions		10	17,094
Net change in unrealized appreciation (depreciation)		15,830	(11,916)

Increase (decrease) in net assets from operations		(2,979)	14,107

Contract owner transactions:
Proceeds from units sold		25,962	30,261
Cost of units redeemed		(92,258)	(143,686)
Account charges		(127)	(97)
Increase (decrease)		(66,423)	(113,522)
Net increase (decrease)		(69,402)	(99,415)
Net assets, beginning		124,999	224,414
Net assets, ending		$55,597	$124,999

Units sold		19,865	22,176
Units redeemed		(71,638)	(99,923)
Net increase (decrease)		(51,773)	(77,747)
Units outstanding, beginning		90,432	168,179
Units outstanding, ending		38,659	90,432

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$346,552
Cost of units redeemed/account charges			(325,068)
Net investment income (loss)			1,276
Net realized gain (loss)			(4,769)
Realized gain distributions			35,953
Net change in unrealized appreciation (depreciation)			1,653
Net assets			$55,597

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.44	39	$56	1.25%	4.0%	12/31/2025	$1.46	0	$0	1.00%	4.3%	12/31/2025	$1.49	0	$0	0.75%	4.6%
12/31/2024	1.38	90	125	1.25%	3.6%	12/31/2024	1.40	0	0	1.00%	3.8%	12/31/2024	1.43	0	0	0.75%	4.1%
12/31/2023	1.33	168	224	1.25%	16.3%	12/31/2023	1.35	0	0	1.00%	16.6%	12/31/2023	1.37	0	0	0.75%	16.9%
12/31/2022	1.15	2	2	1.25%	-8.7%	12/31/2022	1.16	0	0	1.00%	-8.5%	12/31/2022	1.17	0	0	0.75%	-8.3%
12/31/2021	1.26	0	0	1.25%	32.1%	12/31/2021	1.27	0	0	1.00%	32.4%	12/31/2021	1.28	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.52	0	$0	0.50%	4.8%	12/31/2025	$1.55	0	$0	0.25%	5.1%	12/31/2025	$1.58	0	$0	0.00%	5.4%
12/31/2024	1.45	0	0	0.50%	4.4%	12/31/2024	1.47	0	0	0.25%	4.6%	12/31/2024	1.50	0	0	0.00%	4.9%
12/31/2023	1.39	0	0	0.50%	17.2%	12/31/2023	1.41	0	0	0.25%	17.5%	12/31/2023	1.43	0	0	0.00%	17.8%
12/31/2022	1.18	0	0	0.50%	-8.0%	12/31/2022	1.20	0	0	0.25%	-7.8%	12/31/2022	1.21	0	0	0.00%	-7.6%
12/31/2021	1.29	0	0	0.50%	33.1%	12/31/2021	1.30	0	0	0.25%	33.4%	12/31/2021	1.31	0	0	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	1.4%
2023	2.6%
2022	1.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Small Cap Growth Fund R6 Class - 06-33C

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,972	$7,763	154
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,972	8,635	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$9,972	8,635

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(117)
Net investment income (loss)			(117)

Gain (loss) on investments:
Net realized gain (loss)			138
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19)
Net gain (loss)			119

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(117)	$(132)
Net realized gain (loss)		138	116
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(19)	1,013

Increase (decrease) in net assets from operations		2	997

Contract owner transactions:
Proceeds from units sold		-	39
Cost of units redeemed		(543)	(444)
Account charges		-	-
Increase (decrease)		(543)	(405)
Net increase (decrease)		(541)	592
Net assets, beginning		10,513	9,921
Net assets, ending		$9,972	$10,513

Units sold		2	35
Units redeemed		(469)	(385)
Net increase (decrease)		(467)	(350)
Units outstanding, beginning		9,102	9,452
Units outstanding, ending		8,635	9,102

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$1,228,035
Cost of units redeemed/account charges			(1,188,246)
Net investment income (loss)			(17,442)
Net realized gain (loss)			(139,471)
Realized gain distributions			124,887
Net change in unrealized appreciation (depreciation)			2,209
Net assets			$9,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.15	9	$10	1.25%	0.0%	12/31/2025	$1.18	0	$0	1.00%	0.2%	12/31/2025	$1.20	0	$0	0.75%	0.5%
12/31/2024	1.16	9	11	1.25%	10.0%	12/31/2024	1.18	0	0	1.00%	10.3%	12/31/2024	1.20	0	0	0.75%	10.6%
12/31/2023	1.05	9	10	1.25%	18.7%	12/31/2023	1.07	0	0	1.00%	19.0%	12/31/2023	1.08	0	0	0.75%	19.3%
12/31/2022	0.88	204	181	1.25%	-37.6%	12/31/2022	0.89	0	0	1.00%	-37.5%	12/31/2022	0.91	0	0	0.75%	-37.3%
12/31/2021	1.42	324	459	1.25%	-11.9%	12/31/2021	1.43	0	0	1.00%	-11.6%	12/31/2021	1.45	0	0	0.75%	-11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.22	0	$0	0.50%	0.7%	12/31/2025	$1.25	0	$0	0.25%	1.0%	12/31/2025	$1.27	0	$0	0.00%	1.2%
12/31/2024	1.22	0	0	0.50%	10.9%	12/31/2024	1.24	0	0	0.25%	11.2%	12/31/2024	1.26	0	0	0.00%	11.4%
12/31/2023	1.10	0	0	0.50%	19.6%	12/31/2023	1.11	0	0	0.25%	19.9%	12/31/2023	1.13	0	0	0.00%	20.2%
12/31/2022	0.92	0	0	0.50%	-37.2%	12/31/2022	0.93	0	0	0.25%	-37.0%	12/31/2022	0.94	0	0	0.00%	-36.9%
12/31/2021	1.46	0	0	0.50%	-11.2%	12/31/2021	1.47	0	0	0.25%	-11.0%	12/31/2021	1.49	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Fund-Core Equity R6 Class - 06-3RC (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$114,342
Cost of units redeemed/account charges			(124,847)
Net investment income (loss)			(41)
Net realized gain (loss)			10,546
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.89	0	$0	1.25%	35.6%	12/31/2025	$1.92	0	$0	1.00%	36.0%	12/31/2025	$1.96	0	$0	0.75%	36.3%
12/31/2024	1.39	0	0	1.25%	7.3%	12/31/2024	1.42	0	0	1.00%	7.6%	12/31/2024	1.44	0	0	0.75%	7.9%
12/31/2023	1.30	0	0	1.25%	18.1%	12/31/2023	1.32	0	0	1.00%	18.4%	12/31/2023	1.33	0	0	0.75%	18.7%
12/31/2022	1.10	0	0	1.25%	-18.3%	12/31/2022	1.11	0	0	1.00%	-18.1%	12/31/2022	1.12	0	0	0.75%	-17.9%
12/31/2021	1.35	0	0	1.25%	9.1%	12/31/2021	1.36	0	0	1.00%	9.4%	12/31/2021	1.37	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.99	0	$0	0.50%	36.7%	12/31/2025	$2.03	0	$0	0.25%	37.0%	12/31/2025	$2.06	0	$0	0.00%	37.3%
12/31/2024	1.46	0	0	0.50%	8.1%	12/31/2024	1.48	0	0	0.25%	8.4%	12/31/2024	1.50	0	0	0.00%	8.7%
12/31/2023	1.35	0	0	0.50%	19.0%	12/31/2023	1.37	0	0	0.25%	19.3%	12/31/2023	1.38	0	0	0.00%	19.6%
12/31/2022	1.13	0	0	0.50%	-17.6%	12/31/2022	1.15	0	0	0.25%	-17.4%	12/31/2022	1.16	0	0	0.00%	-17.2%
12/31/2021	1.38	0	0	0.50%	10.0%	12/31/2021	1.39	0	0	0.25%	10.2%	12/31/2021	1.40	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R Class - 06-584

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,068	$92,195	2,159
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$86,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,071	28,282	$3.04
Band 100	-	-	3.15
Band 75	-	-	3.26
Band 50	-	-	3.37
Band 25	-	-	3.49
Band 0	-	-	3.61
Total	$86,071	28,282

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$470
Mortality & expense charges			(2,033)
Net investment income (loss)			(1,563)

Gain (loss) on investments:
Net realized gain (loss)			(5,489)
Realized gain distributions			4,412
Net change in unrealized appreciation (depreciation)			7,581
Net gain (loss)			6,504

Increase (decrease) in net assets from operations			$4,941

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,563)	$(4,638)
Net realized gain (loss)		(5,489)	15,134
Realized gain distributions		4,412	25,359
Net change in unrealized appreciation (depreciation)		7,581	(9,851)

Increase (decrease) in net assets from operations		4,941	26,004

Contract owner transactions:
Proceeds from units sold		20,915	26,864
Cost of units redeemed		(246,704)	(249,133)
Account charges		(319)	(465)
Increase (decrease)		(226,108)	(222,734)
Net increase (decrease)		(221,167)	(196,730)
Net assets, beginning		307,238	503,968
Net assets, ending		$86,071	$307,238

Units sold		7,560	9,034
Units redeemed		(80,175)	(79,662)
Net increase (decrease)		(72,615)	(70,628)
Units outstanding, beginning		100,897	171,525
Units outstanding, ending		28,282	100,897

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$3,776,626
Cost of units redeemed/account charges			(4,331,923)
Net investment income (loss)			(70,712)
Net realized gain (loss)			294,571
Realized gain distributions			423,636
Net change in unrealized appreciation (depreciation)			(6,127)
Net assets			$86,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.04	28	$86	1.25%	-0.1%	12/31/2025	$3.15	0	$0	1.00%	0.2%	12/31/2025	$3.26	0	$0	0.75%	0.4%
12/31/2024	3.05	101	307	1.25%	3.6%	12/31/2024	3.14	0	0	1.00%	3.9%	12/31/2024	3.24	0	0	0.75%	4.2%
12/31/2023	2.94	172	504	1.25%	9.5%	12/31/2023	3.02	0	0	1.00%	9.8%	12/31/2023	3.11	0	0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-8.2%	12/31/2022	2.75	0	0	1.00%	-8.0%	12/31/2022	2.83	0	0	0.75%	-7.8%
12/31/2021	2.92	223	651	1.25%	23.4%	12/31/2021	2.99	0	0	1.00%	23.7%	12/31/2021	3.07	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.37	0	$0	0.50%	0.7%	12/31/2025	$3.49	0	$0	0.25%	0.9%	12/31/2025	$3.61	0	$0	0.00%	1.2%
12/31/2024	3.35	0	0	0.50%	4.4%	12/31/2024	3.45	0	0	0.25%	4.7%	12/31/2024	3.56	0	0	0.00%	4.9%
12/31/2023	3.21	0	0	0.50%	10.3%	12/31/2023	3.30	0	0	0.25%	10.6%	12/31/2023	3.40	0	0	0.00%	10.9%
12/31/2022	2.90	0	0	0.50%	-7.5%	12/31/2022	2.98	0	0	0.25%	-7.3%	12/31/2022	3.06	0	0	0.00%	-7.1%
12/31/2021	3.14	0	0	0.50%	24.3%	12/31/2021	3.22	0	0	0.25%	24.6%	12/31/2021	3.30	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.2%
2024	0.3%
2023	0.3%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Intermediate Term Bond Fund R6 Class - 06-4NT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$703,377	$687,176	75,535
Receivables: investments sold	610
Payables: investments purchased	-
Net assets	$703,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$703,987	691,985	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$703,987	691,985

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$24,719
Mortality & expense charges			(6,431)
Net investment income (loss)			18,288

Gain (loss) on investments:
Net realized gain (loss)			149
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,341
Net gain (loss)			11,490

Increase (decrease) in net assets from operations			$29,778

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,288	$11,662
Net realized gain (loss)		149	2,481
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,341	(9,968)

Increase (decrease) in net assets from operations		29,778	4,175

Contract owner transactions:
Proceeds from units sold		345,065	24,836
Cost of units redeemed		(416)	(122,041)
Account charges		(23)	(410)
Increase (decrease)		344,626	(97,615)
Net increase (decrease)		374,404	(93,440)
Net assets, beginning		329,583	423,023
Net assets, ending		$703,987	$329,583

Units sold		347,582	26,135
Units redeemed		(597)	(131,328)
Net increase (decrease)		346,985	(105,193)
Units outstanding, beginning		345,000	450,193
Units outstanding, ending		691,985	345,000

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$808,053
Cost of units redeemed/account charges			(156,095)
Net investment income (loss)			33,253
Net realized gain (loss)			1,946
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			16,201
Net assets			$703,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	692	$704	1.25%	6.5%	12/31/2025	$1.03	0	$0	1.00%	6.8%	12/31/2025	$1.05	0	$0	0.75%	7.0%
12/31/2024	0.96	345	330	1.25%	1.7%	12/31/2024	0.97	0	0	1.00%	1.9%	12/31/2024	0.98	0	0	0.75%	2.2%
12/31/2023	0.94	450	423	1.25%	6.2%	12/31/2023	0.95	0	0	1.00%	6.5%	12/31/2023	0.96	0	0	0.75%	6.7%
12/31/2022	0.88	29	26	1.25%	-13.5%	12/31/2022	0.89	0	0	1.00%	-13.3%	12/31/2022	0.90	0	0	0.75%	-13.1%
12/31/2021	1.02	24	25	1.25%	-0.1%	12/31/2021	1.03	0	0	1.00%	0.1%	12/31/2021	1.03	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.06	0	$0	0.50%	7.3%	12/31/2025	$1.07	0	$0	0.25%	7.6%	12/31/2025	$1.09	0	$0	0.00%	7.8%
12/31/2024	0.99	0	0	0.50%	2.4%	12/31/2024	1.00	0	0	0.25%	2.7%	12/31/2024	1.01	0	0	0.00%	3.0%
12/31/2023	0.96	0	0	0.50%	7.0%	12/31/2023	0.97	0	0	0.25%	7.3%	12/31/2023	0.98	0	0	0.00%	7.5%
12/31/2022	0.90	0	0	0.50%	-12.9%	12/31/2022	0.91	0	0	0.25%	-12.7%	12/31/2022	0.91	0	0	0.00%	-12.4%
12/31/2021	1.03	0	0	0.50%	0.6%	12/31/2021	1.04	0	0	0.25%	0.9%	12/31/2021	1.04	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	4.8%
2024	4.2%
2023	1.6%
2022	3.2%
2021	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA International Fund R6 Class - 06-4NW (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.70	0	$0	1.25%	31.8%	12/31/2025	$1.72	0	$0	1.00%	32.1%	12/31/2025	$1.74	0	$0	0.75%	32.4%
12/31/2024	1.29	0	0	1.25%	3.7%	12/31/2024	1.30	0	0	1.00%	4.0%	12/31/2024	1.32	0	0	0.75%	4.3%
12/31/2023	1.24	0	0	1.25%	16.2%	12/31/2023	1.25	0	0	1.00%	16.5%	12/31/2023	1.26	0	0	0.75%	16.8%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.08	0	0	1.00%	-16.3%	12/31/2022	1.08	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	15.1%	12/31/2021	1.28	0	0	1.00%	15.4%	12/31/2021	1.29	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.77	0	$0	0.50%	32.8%	12/31/2025	$1.79	0	$0	0.25%	33.1%	12/31/2025	$1.82	0	$0	0.00%	33.4%
12/31/2024	1.33	0	0	0.50%	4.5%	12/31/2024	1.35	0	0	0.25%	4.8%	12/31/2024	1.36	0	0	0.00%	5.1%
12/31/2023	1.27	0	0	0.50%	17.1%	12/31/2023	1.28	0	0	0.25%	17.4%	12/31/2023	1.30	0	0	0.00%	17.7%
12/31/2022	1.09	0	0	0.50%	-15.9%	12/31/2022	1.09	0	0	0.25%	-15.6%	12/31/2022	1.10	0	0	0.00%	-15.4%
12/31/2021	1.29	0	0	0.50%	16.0%	12/31/2021	1.30	0	0	0.25%	16.3%	12/31/2021	1.30	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Nasdaq 100 Index Fund R6 Class - 06-4NV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$788,741	$686,054	13,004
Receivables: investments sold	-
Payables: investments purchased	(1,691)
Net assets	$787,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$787,050	372,544	$2.11
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$787,050	372,544

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$2,367
Mortality & expense charges			(7,872)
Net investment income (loss)			(5,505)

Gain (loss) on investments:
Net realized gain (loss)			13,718
Realized gain distributions			21,477
Net change in unrealized appreciation (depreciation)			87,120
Net gain (loss)			122,315

Increase (decrease) in net assets from operations			$116,810

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,505)	$(178)
Net realized gain (loss)		13,718	40,692
Realized gain distributions		21,477	8,934
Net change in unrealized appreciation (depreciation)		87,120	(2,828)

Increase (decrease) in net assets from operations		116,810	46,620

Contract owner transactions:
Proceeds from units sold		216,465	456,160
Cost of units redeemed		(20,618)	(216,696)
Account charges		(558)	(220)
Increase (decrease)		195,289	239,244
Net increase (decrease)		312,099	285,864
Net assets, beginning		474,951	189,087
Net assets, ending		$787,050	$474,951

Units sold		114,778	264,166
Units redeemed		(10,235)	(128,509)
Net increase (decrease)		104,543	135,657
Units outstanding, beginning		268,001	132,344
Units outstanding, ending		372,544	268,001

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$843,208
Cost of units redeemed/account charges			(242,764)
Net investment income (loss)			(4,775)
Net realized gain (loss)			54,553
Realized gain distributions			34,141
Net change in unrealized appreciation (depreciation)			102,687
Net assets			$787,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.11	373	$787	1.25%	19.2%	12/31/2025	$2.14	0	$0	1.00%	19.5%	12/31/2025	$2.17	0	$0	0.75%	19.8%
12/31/2024	1.77	268	475	1.25%	24.0%	12/31/2024	1.79	0	0	1.00%	24.4%	12/31/2024	1.81	0	0	0.75%	24.7%
12/31/2023	1.43	132	189	1.25%	52.7%	12/31/2023	1.44	0	0	1.00%	53.1%	12/31/2023	1.45	0	0	0.75%	53.5%
12/31/2022	0.94	0	0	1.25%	-33.5%	12/31/2022	0.94	0	0	1.00%	-33.3%	12/31/2022	0.95	0	0	0.75%	-33.1%
12/31/2021	1.41	0	0	1.25%	25.6%	12/31/2021	1.41	0	0	1.00%	25.9%	12/31/2021	1.42	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$2.20	0	$0	0.50%	20.1%	12/31/2025	$2.23	0	$0	0.25%	20.4%	12/31/2025	$2.26	0	$0	0.00%	20.7%
12/31/2024	1.83	0	0	0.50%	25.0%	12/31/2024	1.85	0	0	0.25%	25.3%	12/31/2024	1.87	0	0	0.00%	25.6%
12/31/2023	1.47	0	0	0.50%	53.9%	12/31/2023	1.48	0	0	0.25%	54.2%	12/31/2023	1.49	0	0	0.00%	54.6%
12/31/2022	0.95	0	0	0.50%	-33.0%	12/31/2022	0.96	0	0	0.25%	-32.8%	12/31/2022	0.96	0	0	0.00%	-32.6%
12/31/2021	1.42	0	0	0.50%	26.5%	12/31/2021	1.43	0	0	0.25%	26.8%	12/31/2021	1.43	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.4%
2024	0.8%
2023	1.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund A Class - 06-581

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$906,466	$932,024	20,067
Receivables: investments sold	-
Payables: investments purchased	(3,434)
Net assets	$903,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$844,575	225,473	$3.75
Band 100	-	-	3.88
Band 75	-	-	4.01
Band 50	-	-	4.15
Band 25	-	-	4.29
Band 0	58,457	13,166	4.44
Total	$903,032	238,639

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$21,782
Mortality & expense charges			(38,013)
Net investment income (loss)			(16,231)

Gain (loss) on investments:
Net realized gain (loss)			186,231
Realized gain distributions			32,538
Net change in unrealized appreciation (depreciation)			(178,086)
Net gain (loss)			40,683

Increase (decrease) in net assets from operations			$24,452

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,231)	$(9,645)
Net realized gain (loss)		186,231	79,440
Realized gain distributions		32,538	328,968
Net change in unrealized appreciation (depreciation)		(178,086)	(108,128)

Increase (decrease) in net assets from operations		24,452	290,635

Contract owner transactions:
Proceeds from units sold		607,390	480,102
Cost of units redeemed		(3,277,784)	(615,668)
Account charges		(1,984)	(1,836)
Increase (decrease)		(2,672,378)	(137,402)
Net increase (decrease)		(2,647,926)	153,233
Net assets, beginning		3,550,958	3,397,725
Net assets, ending		$903,032	$3,550,958

Units sold		175,149	132,317
Units redeemed		(891,870)	(169,418)
Net increase (decrease)		(716,721)	(37,101)
Units outstanding, beginning		955,360	992,461
Units outstanding, ending		238,639	955,360

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$14,865,055
Cost of units redeemed/account charges			(18,387,505)
Net investment income (loss)			(105,607)
Net realized gain (loss)			2,209,249
Realized gain distributions			2,347,398
Net change in unrealized appreciation (depreciation)			(25,558)
Net assets			$903,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.75	225	$845	1.25%	1.1%	12/31/2025	$3.88	0	$0	1.00%	1.3%	12/31/2025	$4.01	0	$0	0.75%	1.6%
12/31/2024	3.71	940	3,484	1.25%	8.5%	12/31/2024	3.83	0	0	1.00%	8.8%	12/31/2024	3.95	0	0	0.75%	9.0%
12/31/2023	3.42	979	3,345	1.25%	8.6%	12/31/2023	3.52	0	0	1.00%	8.9%	12/31/2023	3.62	0	0	0.75%	9.1%
12/31/2022	3.15	1,118	3,518	1.25%	-4.0%	12/31/2022	3.23	0	0	1.00%	-3.8%	12/31/2022	3.32	0	0	0.75%	-3.5%
12/31/2021	3.28	1,250	4,099	1.25%	29.8%	12/31/2021	3.36	0	0	1.00%	30.2%	12/31/2021	3.44	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$4.15	0	$0	0.50%	1.8%	12/31/2025	$4.29	0	$0	0.25%	2.1%	12/31/2025	$4.44	13	$58	0.00%	2.3%
12/31/2024	4.07	0	0	0.50%	9.3%	12/31/2024	4.20	0	0	0.25%	9.6%	12/31/2024	4.34	15	67	0.00%	9.9%
12/31/2023	3.73	0	0	0.50%	9.4%	12/31/2023	3.84	0	0	0.25%	9.7%	12/31/2023	3.95	13	53	0.00%	9.9%
12/31/2022	3.41	0	0	0.50%	-3.3%	12/31/2022	3.50	0	0	0.25%	-3.1%	12/31/2022	3.59	11	40	0.00%	-2.8%
12/31/2021	3.52	0	0	0.50%	30.8%	12/31/2021	3.61	0	0	0.25%	31.2%	12/31/2021	3.70	9	33	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.0%
2024	1.0%
2023	1.1%
2022	1.2%
2021	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund A Class - 06-582

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,450	$6,147	144
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$6,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,452	2,061	$3.13
Band 100	-	-	3.24
Band 75	-	-	3.35
Band 50	-	-	3.47
Band 25	-	-	3.59
Band 0	-	-	3.71
Total	$6,452	2,061

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$41
Mortality & expense charges			(5,143)
Net investment income (loss)			(5,102)

Gain (loss) on investments:
Net realized gain (loss)			(78,198)
Realized gain distributions			296
Net change in unrealized appreciation (depreciation)			29,152
Net gain (loss)			(48,750)

Increase (decrease) in net assets from operations			$(53,852)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,102)	$(6,077)
Net realized gain (loss)		(78,198)	(34)
Realized gain distributions		296	64,879
Net change in unrealized appreciation (depreciation)		29,152	(26,185)

Increase (decrease) in net assets from operations		(53,852)	32,583

Contract owner transactions:
Proceeds from units sold		21,564	41,553
Cost of units redeemed		(844,535)	(11,767)
Account charges		(109)	(36)
Increase (decrease)		(823,080)	29,750
Net increase (decrease)		(876,932)	62,333
Net assets, beginning		883,384	821,051
Net assets, ending		$6,452	$883,384

Units sold		7,422	13,614
Units redeemed		(287,926)	(3,961)
Net increase (decrease)		(280,504)	9,653
Units outstanding, beginning		282,565	272,912
Units outstanding, ending		2,061	282,565

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$13,387,416
Cost of units redeemed/account charges			(15,650,184)
Net investment income (loss)			(245,933)
Net realized gain (loss)			836,877
Realized gain distributions			1,677,973
Net change in unrealized appreciation (depreciation)			303
Net assets			$6,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.13	2	$6	1.25%	0.2%	12/31/2025	$3.24	0	$0	1.00%	0.4%	12/31/2025	$3.35	0	$0	0.75%	0.7%
12/31/2024	3.13	283	883	1.25%	3.9%	12/31/2024	3.23	0	0	1.00%	4.2%	12/31/2024	3.33	0	0	0.75%	4.4%
12/31/2023	3.01	273	821	1.25%	9.7%	12/31/2023	3.10	0	0	1.00%	9.9%	12/31/2023	3.19	0	0	0.75%	10.2%
12/31/2022	2.74	261	716	1.25%	-8.1%	12/31/2022	2.82	0	0	1.00%	-7.8%	12/31/2022	2.89	0	0	0.75%	-7.6%
12/31/2021	2.98	339	1,012	1.25%	23.6%	12/31/2021	3.06	0	0	1.00%	23.9%	12/31/2021	3.13	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$3.47	0	$0	0.50%	0.9%	12/31/2025	$3.59	0	$0	0.25%	1.2%	12/31/2025	$3.71	0	$0	0.00%	1.4%
12/31/2024	3.44	0	0	0.50%	4.7%	12/31/2024	3.55	0	0	0.25%	5.0%	12/31/2024	3.66	0	0	0.00%	5.2%
12/31/2023	3.28	0	0	0.50%	10.5%	12/31/2023	3.38	0	0	0.25%	10.8%	12/31/2023	3.48	0	0	0.00%	11.1%
12/31/2022	2.97	0	0	0.50%	-7.4%	12/31/2022	3.05	0	0	0.25%	-7.1%	12/31/2022	3.13	0	0	0.00%	-6.9%
12/31/2021	3.21	0	0	0.50%	24.5%	12/31/2021	3.28	0	0	0.25%	24.8%	12/31/2021	3.36	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.5%
2023	0.4%
2022	0.2%
2021	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Global R6 Class - 06-6WF

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			(77)
Net investment income (loss)			(77)

Gain (loss) on investments:
Net realized gain (loss)			1,037
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			1,037

Increase (decrease) in net assets from operations			$960

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77)	$-
Net realized gain (loss)		1,037	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		960	-

Contract owner transactions:
Proceeds from units sold		10,437	-
Cost of units redeemed		(11,397)	-
Account charges		-	-
Increase (decrease)		(960)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		9,169	-
Units redeemed		(9,169)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$10,437
Cost of units redeemed/account charges			(11,397)
Net investment income (loss)			(77)
Net realized gain (loss)			1,037
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.31	0	$0	1.25%	15.8%	12/31/2025	$1.32	0	$0	1.00%	16.1%	12/31/2025	$1.32	0	$0	0.75%	16.4%
12/31/2024	1.13	0	0	1.25%	13.1%	12/31/2024	1.13	0	0	1.00%	13.3%	12/31/2024	1.14	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.33	0	$0	0.50%	16.6%	12/31/2025	$1.33	0	$0	0.25%	16.9%	12/31/2025	$1.34	0	$0	0.00%	17.2%
12/31/2024	1.14	0	0	0.50%	13.8%	12/31/2024	1.14	0	0	0.25%	14.0%	12/31/2024	1.14	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.45	0	$0	1.25%	-0.6%	12/31/2025	$1.47	0	$0	1.00%	-0.3%	12/31/2025	$1.49	0	$0	0.75%	-0.1%
12/31/2024	1.46	0	0	1.25%	9.9%	12/31/2024	1.48	0	0	1.00%	10.2%	12/31/2024	1.49	0	0	0.75%	10.4%
12/31/2023	1.33	0	0	1.25%	10.1%	12/31/2023	1.34	0	0	1.00%	10.4%	12/31/2023	1.35	0	0	0.75%	10.7%
12/31/2022	1.21	0	0	1.25%	-26.8%	12/31/2022	1.22	0	0	1.00%	-26.7%	12/31/2022	1.22	0	0	0.75%	-26.5%
12/31/2021	1.65	0	0	1.25%	45.8%	12/31/2021	1.66	0	0	1.00%	46.1%	12/31/2021	1.66	0	0	0.75%	46.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.51	0	$0	0.50%	0.2%	12/31/2025	$1.53	0	$0	0.25%	0.4%	12/31/2025	$1.55	0	$0	0.00%	0.7%
12/31/2024	1.51	0	0	0.50%	10.7%	12/31/2024	1.52	0	0	0.25%	11.0%	12/31/2024	1.54	0	0	0.00%	11.3%
12/31/2023	1.36	0	0	0.50%	11.0%	12/31/2023	1.37	0	0	0.25%	11.2%	12/31/2023	1.38	0	0	0.00%	11.5%
12/31/2022	1.23	0	0	0.50%	-26.3%	12/31/2022	1.24	0	0	0.25%	-26.1%	12/31/2022	1.24	0	0	0.00%	-25.9%
12/31/2021	1.67	0	0	0.50%	46.9%	12/31/2021	1.67	0	0	0.25%	47.2%	12/31/2021	1.68	0	0	0.00%	47.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus KAR Cap Growth R6 Class - 06-64N (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.65
Band 100	-	-	0.66
Band 75	-	-	0.67
Band 50	-	-	0.67
Band 25	-	-	0.68
Band 0	-	-	0.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.65	0	$0	1.25%	-23.6%	12/31/2025	$0.66	0	$0	1.00%	-23.4%	12/31/2025	$0.67	0	$0	0.75%	-23.2%
12/31/2024	0.85	0	0	1.25%	8.5%	12/31/2024	0.86	0	0	1.00%	8.8%	12/31/2024	0.87	0	0	0.75%	9.0%
12/31/2023	0.79	0	0	1.25%	19.0%	12/31/2023	0.79	0	0	1.00%	19.3%	12/31/2023	0.79	0	0	0.75%	19.6%
12/31/2022	0.66	0	0	1.25%	-31.0%	12/31/2022	0.66	0	0	1.00%	-30.9%	12/31/2022	0.66	0	0	0.75%	-30.7%
12/31/2021	0.96	0	0	1.25%	-4.2%	12/31/2021	0.96	0	0	1.00%	-4.2%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$0.67	0	$0	0.50%	-23.0%	12/31/2025	$0.68	0	$0	0.25%	-22.8%	12/31/2025	$0.69	0	$0	0.00%	-22.6%
12/31/2024	0.87	0	0	0.50%	9.3%	12/31/2024	0.88	0	0	0.25%	9.6%	12/31/2024	0.89	0	0	0.00%	9.9%
12/31/2023	0.80	0	0	0.50%	19.9%	12/31/2023	0.80	0	0	0.25%	20.2%	12/31/2023	0.81	0	0	0.00%	20.5%
12/31/2022	0.67	0	0	0.50%	-30.5%	12/31/2022	0.67	0	0	0.25%	-30.3%	12/31/2022	0.67	0	0	0.00%	-30.2%
12/31/2021	0.96	0	0	0.50%	-4.1%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value A Class - 06-4WJ

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,313	$204,404	17,958
Receivables: investments sold	-
Payables: investments purchased	(1,630)
Net assets	$178,683

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,683	144,107	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$178,683	144,107

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$3,761
Mortality & expense charges			(2,182)
Net investment income (loss)			1,579

Gain (loss) on investments:
Net realized gain (loss)			(1,537)
Realized gain distributions			16,619
Net change in unrealized appreciation (depreciation)			(4,592)
Net gain (loss)			10,490

Increase (decrease) in net assets from operations			$12,069

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,579	$131
Net realized gain (loss)		(1,537)	(5,240)
Realized gain distributions		16,619	3,015
Net change in unrealized appreciation (depreciation)		(4,592)	8,130

Increase (decrease) in net assets from operations		12,069	6,036

Contract owner transactions:
Proceeds from units sold		15,224	14,301
Cost of units redeemed		(16,908)	(27,187)
Account charges		-	-
Increase (decrease)		(1,684)	(12,886)
Net increase (decrease)		10,385	(6,850)
Net assets, beginning		168,298	175,148
Net assets, ending		$178,683	$168,298

Units sold		13,048	12,600
Units redeemed		(14,000)	(23,979)
Net increase (decrease)		(952)	(11,379)
Units outstanding, beginning		145,059	156,438
Units outstanding, ending		144,107	145,059

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$258,369
Cost of units redeemed/account charges			(114,653)
Net investment income (loss)			6,526
Net realized gain (loss)			(18,817)
Realized gain distributions			71,349
Net change in unrealized appreciation (depreciation)			(24,091)
Net assets			$178,683

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.24	144	$179	1.25%	6.9%	12/31/2025	$1.25	0	$0	1.00%	7.1%	12/31/2025	$1.27	0	$0	0.75%	7.4%
12/31/2024	1.16	145	168	1.25%	3.6%	12/31/2024	1.17	0	0	1.00%	3.9%	12/31/2024	1.18	0	0	0.75%	4.1%
12/31/2023	1.12	156	175	1.25%	17.7%	12/31/2023	1.13	0	0	1.00%	18.0%	12/31/2023	1.13	0	0	0.75%	18.3%
12/31/2022	0.95	185	176	1.25%	-14.8%	12/31/2022	0.96	0	0	1.00%	-14.6%	12/31/2022	0.96	0	0	0.75%	-14.3%
12/31/2021	1.12	186	208	1.25%	11.6%	12/31/2021	1.12	1	2	1.00%	11.8%	12/31/2021	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.28	0	$0	0.50%	7.7%	12/31/2025	$1.30	0	$0	0.25%	7.9%	12/31/2025	$1.31	0	$0	0.00%	8.2%
12/31/2024	1.19	0	0	0.50%	4.4%	12/31/2024	1.20	0	0	0.25%	4.7%	12/31/2024	1.21	0	0	0.00%	4.9%
12/31/2023	1.14	0	0	0.50%	18.5%	12/31/2023	1.15	0	0	0.25%	18.8%	12/31/2023	1.16	0	0	0.00%	19.1%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.97	0	0	0.00%	-13.7%
12/31/2021	1.12	0	0	0.50%	12.2%	12/31/2021	1.12	0	0	0.25%	12.4%	12/31/2021	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.2%
2024	1.3%
2023	3.3%
2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value A Class - 06-4WK

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$104,500	$111,883	4,130
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$104,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,814	61,051	$1.13
Band 100	35,484	31,117	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$104,298	92,168

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$1,484
Mortality & expense charges			(1,289)
Net investment income (loss)			195

Gain (loss) on investments:
Net realized gain (loss)			(3,640)
Realized gain distributions			4,496
Net change in unrealized appreciation (depreciation)			2,287
Net gain (loss)			3,143

Increase (decrease) in net assets from operations			$3,338

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$195	$39
Net realized gain (loss)		(3,640)	(15,277)
Realized gain distributions		4,496	-
Net change in unrealized appreciation (depreciation)		2,287	18,301

Increase (decrease) in net assets from operations		3,338	3,063

Contract owner transactions:
Proceeds from units sold		34	10,001
Cost of units redeemed		(34,902)	(129,121)
Account charges		(29)	(45)
Increase (decrease)		(34,897)	(119,165)
Net increase (decrease)		(31,559)	(116,102)
Net assets, beginning		135,857	251,959
Net assets, ending		$104,298	$135,857

Units sold		31	9,680
Units redeemed		(32,824)	(122,227)
Net increase (decrease)		(32,793)	(112,547)
Units outstanding, beginning		124,961	237,508
Units outstanding, ending		92,168	124,961

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$448,772
Cost of units redeemed/account charges			(375,030)
Net investment income (loss)			1,899
Net realized gain (loss)			(47,901)
Realized gain distributions			83,941
Net change in unrealized appreciation (depreciation)			(7,383)
Net assets			$104,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	61	$69	1.25%	4.1%	12/31/2025	$1.14	31	$35	1.00%	4.3%	12/31/2025	$1.15	0	$0	0.75%	4.6%
12/31/2024	1.08	75	82	1.25%	2.3%	12/31/2024	1.09	50	54	1.00%	2.5%	12/31/2024	1.10	0	0	0.75%	2.8%
12/31/2023	1.06	178	188	1.25%	14.8%	12/31/2023	1.07	60	63	1.00%	15.1%	12/31/2023	1.07	0	0	0.75%	15.4%
12/31/2022	0.92	139	129	1.25%	-14.1%	12/31/2022	0.93	66	61	1.00%	-13.9%	12/31/2022	0.93	0	0	0.75%	-13.7%
12/31/2021	1.07	152	163	1.25%	7.4%	12/31/2021	1.08	89	95	1.00%	7.6%	12/31/2021	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.17	0	$0	0.50%	4.8%	12/31/2025	$1.18	0	$0	0.25%	5.1%	12/31/2025	$1.19	0	$0	0.00%	5.4%
12/31/2024	1.11	0	0	0.50%	3.1%	12/31/2024	1.12	0	0	0.25%	3.3%	12/31/2024	1.13	0	0	0.00%	3.6%
12/31/2023	1.08	0	0	0.50%	15.7%	12/31/2023	1.09	0	0	0.25%	16.0%	12/31/2023	1.09	0	0	0.00%	16.2%
12/31/2022	0.93	0	0	0.50%	-13.5%	12/31/2022	0.94	0	0	0.25%	-13.3%	12/31/2022	0.94	0	0	0.00%	-13.1%
12/31/2021	1.08	0	0	0.50%	8.0%	12/31/2021	1.08	0	0	0.25%	8.1%	12/31/2021	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.2%
2024	1.3%
2023	1.9%
2022	1.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value A Class - 06-4WM

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$767,407	$908,911	66,117
Receivables: investments sold	213
Payables: investments purchased	-
Net assets	$767,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$689,201	641,336	$1.07
Band 100	44,377	40,817	1.09
Band 75	-	-	1.10
Band 50	34,042	30,591	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$767,620	712,744

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$6,293
Mortality & expense charges			(10,212)
Net investment income (loss)			(3,919)

Gain (loss) on investments:
Net realized gain (loss)			(74,647)
Realized gain distributions			25,353
Net change in unrealized appreciation (depreciation)			36,503
Net gain (loss)			(12,791)

Increase (decrease) in net assets from operations			$(16,710)

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,919)	$(1,269)
Net realized gain (loss)		(74,647)	(60,845)
Realized gain distributions		25,353	31,577
Net change in unrealized appreciation (depreciation)		36,503	81,730

Increase (decrease) in net assets from operations		(16,710)	51,193

Contract owner transactions:
Proceeds from units sold		57,998	38,030
Cost of units redeemed		(281,476)	(303,368)
Account charges		(236)	(264)
Increase (decrease)		(223,714)	(265,602)
Net increase (decrease)		(240,424)	(214,409)
Net assets, beginning		1,008,044	1,222,453
Net assets, ending		$767,620	$1,008,044

Units sold		57,860	39,221
Units redeemed		(279,845)	(287,892)
Net increase (decrease)		(221,985)	(248,671)
Units outstanding, beginning		934,729	1,183,400
Units outstanding, ending		712,744	934,729

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$2,482,175
Cost of units redeemed/account charges			(1,710,819)
Net investment income (loss)			6,958
Net realized gain (loss)			(344,286)
Realized gain distributions			475,096
Net change in unrealized appreciation (depreciation)			(141,504)
Net assets			$767,620

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.07	641	$689	1.25%	-0.2%	12/31/2025	$1.09	41	$44	1.00%	0.1%	12/31/2025	$1.10	0	$0	0.75%	0.3%
12/31/2024	1.08	829	892	1.25%	4.3%	12/31/2024	1.09	75	82	1.00%	4.6%	12/31/2024	1.10	0	0	0.75%	4.9%
12/31/2023	1.03	1,075	1,109	1.25%	21.5%	12/31/2023	1.04	76	79	1.00%	21.8%	12/31/2023	1.05	0	0	0.75%	22.1%
12/31/2022	0.85	1,334	1,133	1.25%	-17.3%	12/31/2022	0.85	77	66	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.8%
12/31/2021	1.03	1,779	1,827	1.25%	2.7%	12/31/2021	1.03	82	85	1.00%	2.8%	12/31/2021	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	31	$34	0.50%	0.6%	12/31/2025	$1.13	0	$0	0.25%	0.8%	12/31/2025	$1.14	0	$0	0.00%	1.1%
12/31/2024	1.11	31	34	0.50%	5.1%	12/31/2024	1.12	0	0	0.25%	5.4%	12/31/2024	1.13	0	0	0.00%	5.6%
12/31/2023	1.05	33	34	0.50%	22.4%	12/31/2023	1.06	0	0	0.25%	22.7%	12/31/2023	1.07	0	0	0.00%	23.0%
12/31/2022	0.86	33	28	0.50%	-16.6%	12/31/2022	0.86	0	0	0.25%	-16.4%	12/31/2022	0.87	0	0	0.00%	-16.2%
12/31/2021	1.03	33	34	0.50%	3.2%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.7%
2024	1.1%
2023	2.1%
2022	0.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Kar Mid-Cap Core R6 Class - 06-6XV (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.02	0	$0	1.25%	-0.4%	12/31/2025	$1.02	0	$0	1.00%	-0.2%	12/31/2025	$1.03	0	$0	0.75%	0.1%
12/31/2024	1.02	0	0	1.25%	2.4%	12/31/2024	1.03	0	0	1.00%	2.6%	12/31/2024	1.03	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.03	0	$0	0.50%	0.3%	12/31/2025	$1.04	0	$0	0.25%	0.6%	12/31/2025	$1.04	0	$0	0.00%	0.8%
12/31/2024	1.03	0	0	0.50%	2.8%	12/31/2024	1.03	0	0	0.25%	3.0%	12/31/2024	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value Inst Class - 06-6WR

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,737	$5,792	567
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$5,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,736	5,086	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$5,736	5,086

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$130
Mortality & expense charges			(67)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			520
Net change in unrealized appreciation (depreciation)			(211)
Net gain (loss)			312

Increase (decrease) in net assets from operations			$375

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$49
Net realized gain (loss)		3	1,043
Realized gain distributions		520	90
Net change in unrealized appreciation (depreciation)		(211)	156

Increase (decrease) in net assets from operations		375	1,338

Contract owner transactions:
Proceeds from units sold		179	25,575
Cost of units redeemed		(1)	(21,682)
Account charges		(4)	(44)
Increase (decrease)		174	3,849
Net increase (decrease)		549	5,187
Net assets, beginning		5,187	-
Net assets, ending		$5,736	$5,187

Units sold		165	25,649
Units redeemed		(4)	(20,724)
Net increase (decrease)		161	4,925
Units outstanding, beginning		4,925	-
Units outstanding, ending		5,086	4,925

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$25,754
Cost of units redeemed/account charges			(21,731)
Net investment income (loss)			112
Net realized gain (loss)			1,046
Realized gain distributions			610
Net change in unrealized appreciation (depreciation)			(55)
Net assets			$5,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	5	$6	1.25%	7.1%	12/31/2025	$1.13	0	$0	1.00%	7.3%	12/31/2025	$1.14	0	$0	0.75%	7.6%
12/31/2024	1.05	5	5	1.25%	5.3%	12/31/2024	1.06	0	0	1.00%	5.5%	12/31/2024	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.14	0	$0	0.50%	7.9%	12/31/2025	$1.15	0	$0	0.25%	8.2%	12/31/2025	$1.15	0	$0	0.00%	8.4%
12/31/2024	1.06	0	0	0.50%	5.9%	12/31/2024	1.06	0	0	0.25%	6.0%	12/31/2024	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	2.4%
2024	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid Cap Value Inst Class - 06-6WT

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,719	$333,158	12,041
Receivables: investments sold	4,505
Payables: investments purchased	-
Net assets	$345,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,224	313,388	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$345,224	313,388

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,872
Mortality & expense charges			(4,431)
Net investment income (loss)			441

Gain (loss) on investments:
Net realized gain (loss)			2,865
Realized gain distributions			12,959
Net change in unrealized appreciation (depreciation)			(1,490)
Net gain (loss)			14,334

Increase (decrease) in net assets from operations			$14,775

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$441	$3,232
Net realized gain (loss)		2,865	(678)
Realized gain distributions		12,959	-
Net change in unrealized appreciation (depreciation)		(1,490)	9,051

Increase (decrease) in net assets from operations		14,775	11,605

Contract owner transactions:
Proceeds from units sold		32,295	444,222
Cost of units redeemed		(69,499)	(87,711)
Account charges		(221)	(242)
Increase (decrease)		(37,425)	356,269
Net increase (decrease)		(22,650)	367,874
Net assets, beginning		367,874	-
Net assets, ending		$345,224	$367,874

Units sold		30,314	436,095
Units redeemed		(65,576)	(87,445)
Net increase (decrease)		(35,262)	348,650
Units outstanding, beginning		348,650	-
Units outstanding, ending		313,388	348,650

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$476,517
Cost of units redeemed/account charges			(157,673)
Net investment income (loss)			3,673
Net realized gain (loss)			2,187
Realized gain distributions			12,959
Net change in unrealized appreciation (depreciation)			7,561
Net assets			$345,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.10	313	$345	1.25%	4.4%	12/31/2025	$1.11	0	$0	1.00%	4.7%	12/31/2025	$1.11	0	$0	0.75%	4.9%
12/31/2024	1.06	349	368	1.25%	5.5%	12/31/2024	1.06	0	0	1.00%	5.7%	12/31/2024	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	5.2%	12/31/2025	$1.12	0	$0	0.25%	5.5%	12/31/2025	$1.12	0	$0	0.00%	5.7%
12/31/2024	1.06	0	0	0.50%	6.1%	12/31/2024	1.06	0	0	0.25%	6.2%	12/31/2024	1.06	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	1.4%
2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small Cap Val Inst Class - 06-6WV

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$708,893	$678,695	46,447
Receivables: investments sold	2,217
Payables: investments purchased	-
Net assets	$711,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$711,110	640,960	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$711,110	640,960

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$4,862
Mortality & expense charges			(9,998)
Net investment income (loss)			(5,136)

Gain (loss) on investments:
Net realized gain (loss)			15,084
Realized gain distributions			17,802
Net change in unrealized appreciation (depreciation)			(27,287)
Net gain (loss)			5,599

Increase (decrease) in net assets from operations			$463

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,136)	$2,766
Net realized gain (loss)		15,084	9,977
Realized gain distributions		17,802	20,900
Net change in unrealized appreciation (depreciation)		(27,287)	57,485

Increase (decrease) in net assets from operations		463	91,128

Contract owner transactions:
Proceeds from units sold		78,623	920,218
Cost of units redeemed		(235,009)	(143,540)
Account charges		(436)	(337)
Increase (decrease)		(156,822)	776,341
Net increase (decrease)		(156,359)	867,469
Net assets, beginning		867,469	-
Net assets, ending		$711,110	$867,469

Units sold		73,491	923,916
Units redeemed		(215,493)	(140,954)
Net increase (decrease)		(142,002)	782,962
Units outstanding, beginning		782,962	-
Units outstanding, ending		640,960	782,962

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$998,841
Cost of units redeemed/account charges			(379,322)
Net investment income (loss)			(2,370)
Net realized gain (loss)			25,061
Realized gain distributions			38,702
Net change in unrealized appreciation (depreciation)			30,198
Net assets			$711,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	641	$711	1.25%	0.1%	12/31/2025	$1.11	0	$0	1.00%	0.4%	12/31/2025	$1.12	0	$0	0.75%	0.6%
12/31/2024	1.11	783	867	1.25%	10.8%	12/31/2024	1.11	0	0	1.00%	11.0%	12/31/2024	1.11	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.12	0	$0	0.50%	0.9%	12/31/2025	$1.13	0	$0	0.25%	1.1%	12/31/2025	$1.13	0	$0	0.00%	1.4%
12/31/2024	1.11	0	0	0.50%	11.4%	12/31/2024	1.12	0	0	0.25%	11.6%	12/31/2024	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.6%
2024	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix High Yield A Class - 06-6WC

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774	$771	100
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$774	697	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$774	697

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$48
Mortality & expense charges			(10)
Net investment income (loss)			38

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$40

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38	$140
Net realized gain (loss)		-	(309)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2	1

Increase (decrease) in net assets from operations		40	(168)

Contract owner transactions:
Proceeds from units sold		5	23,577
Cost of units redeemed		-	(22,680)
Account charges		-	-
Increase (decrease)		5	897
Net increase (decrease)		45	729
Net assets, beginning		729	-
Net assets, ending		$774	$729

Units sold		2	23,441
Units redeemed		-	(22,746)
Net increase (decrease)		2	695
Units outstanding, beginning		695	-
Units outstanding, ending		697	695

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$23,582
Cost of units redeemed/account charges			(22,680)
Net investment income (loss)			178
Net realized gain (loss)			(309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net assets			$774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.11	1	$1	1.25%	5.8%	12/31/2025	$1.12	0	$0	1.00%	6.1%	12/31/2025	$1.12	0	$0	0.75%	6.4%
12/31/2024	1.05	1	1	1.25%	4.9%	12/31/2024	1.05	0	0	1.00%	5.1%	12/31/2024	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.13	0	$0	0.50%	6.6%	12/31/2025	$1.13	0	$0	0.25%	6.9%	12/31/2025	$1.14	0	$0	0.00%	7.2%
12/31/2024	1.06	0	0	0.50%	5.6%	12/31/2024	1.06	0	0	0.25%	5.8%	12/31/2024	1.06	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	6.4%
2024	46.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (Unaudited)

Statement of Net Assets
December 31, 2025

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2025

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2025 *	Period ended December 31, 2024 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2025

Proceeds from units sold			$168,916
Cost of units redeemed/account charges			(166,196)
Net investment income (loss)			(1,834)
Net realized gain (loss)			(11,777)
Realized gain distributions			10,891
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.53	0	$0	1.25%	-0.6%	12/31/2025	$1.55	0	$0	1.00%	-0.4%	12/31/2025	$1.58	0	$0	0.75%	-0.1%
12/31/2024	1.54	0	0	1.25%	10.1%	12/31/2024	1.56	0	0	1.00%	10.4%	12/31/2024	1.58	0	0	0.75%	10.7%
12/31/2023	1.40	0	0	1.25%	16.5%	12/31/2023	1.41	0	0	1.00%	16.8%	12/31/2023	1.43	0	0	0.75%	17.1%
12/31/2022	1.20	0	0	1.25%	-23.9%	12/31/2022	1.21	0	0	1.00%	-23.7%	12/31/2022	1.22	0	0	0.75%	-23.5%
12/31/2021	1.57	0	0	1.25%	7.2%	12/31/2021	1.59	0	0	1.00%	7.5%	12/31/2021	1.60	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2025	$1.61	0	$0	0.50%	0.1%	12/31/2025	$1.64	0	$0	0.25%	0.4%	12/31/2025	$1.66	0	$0	0.00%	0.6%
12/31/2024	1.61	0	0	0.50%	11.0%	12/31/2024	1.63	0	0	0.25%	11.2%	12/31/2024	1.65	0	0	0.00%	11.5%
12/31/2023	1.45	0	0	0.50%	17.3%	12/31/2023	1.47	0	0	0.25%	17.6%	12/31/2023	1.48	0	0	0.00%	17.9%
12/31/2022	1.23	0	0	0.50%	-23.3%	12/31/2022	1.25	0	0	0.25%	-23.1%	12/31/2022	1.26	0	0	0.00%	-22.9%
12/31/2021	1.61	0	0	0.50%	8.0%	12/31/2021	1.62	0	0	0.25%	8.3%	12/31/2021	1.63	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2025	0.0%
2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	DWS	North Square
Alger	Federated	Northern Trust
American Beacon	Fidelity	Nuveen
American Century	First Eagle	Oakmark
American Funds	Franklin Templeton	Parnassus
AMG	Frost	Pax World
AQR	Goldman Sachs	Payden
Ariel	Guggenheim	Pimco
Auxier	GuideStone	Pioneer
Ave Maria	Harbor	Principal
Baird	Hartford	Prudential
Baron Capital	Invesco	Putnam Investments
BlackRock	Ivy Funds	Russell
Blackstone	Janus	Saturna
Boston Trust	John Hancock	Smead Funds
BNY Mellon	JP Morgan	State Street
Calamos	Knights of Columbus	T. Rowe Price
Calvert	Lazard	Thornburg
Carillon	Lincoln Financial	TIAA-CREF
Catholic Responsible Investments	Lord Abbett	Timothy Plan
Cohen & Steers	Mainstay	Touchstone
Columbia	Manning & Napier	Vanguard
CRM	Mass Mutual	Victory
Crossmark	Metropolitan West	Virtus
Delaware	MFS	Voya
Deutsche	Monteagle	Wells Fargo
DFA	Nationwide	William Blair
Diamond Hill	Natixis
Dodge & Cox	Needham
Driehaus	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker (“CODM”). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as “Net Assets” on the Statement of Net Assets. The segment’s significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2025. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2025.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

For the year ending December 31, 2025, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2025, and the financial highlights for 2025 have not been audited.

Subaccount
Alger Small Cap Focus Fund Z Class - 06-3MP
American Century Equity Growth Fund Investor Class - 06-048
American Century International Opp Fund Investor Class - 06-3VG
American Century One Chc Blnd Pls InRet R6 Class - 06-66W
AMG GW&K Small Mid Cap Inst Class - 06-4TG
ClearBridge Large Cap Growth Fund A Class - 06-GJV
Columbia Capital Allocation Cnsrv A Class - 06-66C
DWS CROCI U.S. Fund S Class - 06-FNG
Fidelity Advisor Balanced Fund M Class - 06-FVC
Janus Henderson Forty Fund A Class - 06-603
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT
Lord Abbett Developing Growth Fund A Class - 06-732
Lord Abbett Developing Growth Fund R5 Class - 06-CJW
Lord Abbett Mid Cap Stock Fund P Class - 06-970
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961
Lord Abbett Total Return Fund R3 Class - 06-952
Macquarie High Income R6 Class - 06-GMF
Neuberger Berman Small Cap Growth Fund A Class - 06-868
Parnassus Mid Cap Growth Fund - 06-496
PGIM QMA Mid Cap Value Fund A Class - 06-080
PIMCO All Asset Fund Admin Class - 06-706
PIMCO All Asset Fund Institutional Class - 06-3FC
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
T Rowe Price Spec Mod Gr I Inst Class - 06-4MP
Templeton Global Bond Fund Advisor Class - 06-CNH
The Hartford MidCap Fund R3 Class - 06-39R
TIAA CREF Intl Opps Retl Adv Class - 06-6J9
Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3
Vanguard European Stock Index Fund Inst Class - 06-4PP

For the year ending December 31, 2024, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2024, and the financial highlights for 2024, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
American Century One Chc Blnd 2055 R6 Class - 06-67J
American Funds 2070 Trgt Date Ret R3 Class - 06-6YC
Avantis US Small Cap Val Instl Class - 06-6Y3
Baird Intermediate Bond Inst Class - 06-6N3
BlackRock LifePth Idx 2070 K Retirement Class - 06-79W
Cohen & Steers Real Est Sec A Class - 06-4VF
Fidelity Adv Eqty Div Inc M M Class - 06-7CN
Fidelity Adv Frdm Blnd 2010 K6 Retirement Class - 06-6XJ
Fidelity Adv Frdm Blnd 2070 K6 Other Class - 06-77N
Fidelity Adv Freedom 2070 I Institutional Class - 06-77X
Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF
Fidelity Dividend Grth M Class - 06-7FC
Fidelity Freedom Idx 2070 Inv Investor Class - 06-77R
Fidelity Gwth & Inc Port M N/A Class - 06-77M
Fidelity Select Energy Port I Class - 06-7FK
Fidelity Select Energy Port M Class - 06-7FM
Fidelity Select Tech Port Z Class - 06-7FN
Invesco Disc R6 Class - 06-6XY
JHancock Glbl Env Opps R6 Retirement Class - 06-79C
JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF
Lord Abbett Affiliated Fund R6 Class - 06-3WF
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG
Lord Abbett Short Dur Inc R6 Class - 06-73H
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK
Macquarie Sci & Tech Y Class - 06-CGV
MFS Mid Cap Growth R2 Class - 06-74Y
PGIM Target Date 2065 R6 Retirement Class - 06-7C4
PGIM US Real Estate R6 Retirement Class - 06-79Y

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

PIMCO RealPath Blend 2070 Inst Inst Class - 06-7C7
State Street Tgt Retire 2070 K Other Class - 06-79X
Thornburg Intl Growth R6 Class - 06-4GX
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943
TRowePrice Ret 2070 Adv Advisor Class - 06-7F4
TRowePrice Ret 2070 I Institutional Class - 06-7F7
TRowePrice Ret 2070 R Retirement Class - 06-7F6
Vanguard ST Bond Idx Adm Inst Class - 06-4YJ

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	Unadjusted quoted prices in active markets for identical assets.

Level 2 -	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,773,886,396	$-	$-	$6,773,886,396

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2025, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2025 and 2024, were $8,341,564 and $8,380,185, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2025 and 2024, were $133,613 and $12,078, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2025 and 2024, were $88,268,619 and $83,427,883 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2025, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

Fund Name	Purchases	Sales
AB Discovery Growth Fund Z Class - 06-GKC	$104,226	$631,142
AB Discovery Value Fund Z Class - 06-GKF	102,889	129,778
AB Global Bond Fund Z Class - 06-3GC	220,739	244,221
AB High Income Fund Advisor Class - 06-005	39,475	16,614
AB Large Cap Growth Fund Advisor Class - 06-3YR	296,849	334,108
AB Large Cap Growth Fund Z Class - 06-3FY	13,594,461	42,825,719
AB Small Cap Growth Portfolio Z Class - 06-GKG	2,059,625	4,218,544
Alger Balanced Portfolio I-2 Class - 06-505	64,383	115,729
Alger Capital Appreciation Fund Z Class - 06-CPH	52,893	373,017
Alger Capital Appreciation Institutional Fund I Class - 06-194	151,799	132,879
Alger Capital Appreciation Institutional Fund R Class - 06-196	160,543	628,791
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	6,336,034	4,679,475
Alger Capital Appreciation Portfolio I-2 Class - 06-510	828,193	1,474,062
Alger Focus Equity Y Inst Class - 06-6RH	462,748	425,544
Alger Large Cap Growth Portfolio I-2 Class - 06-500	2,026,098	9,921,798
Alger Small Cap Focus Fund Y Class - 06-3GY	2,045	153,583
Alger Small Cap Focus Fund Z Class - 06-3MP	(1)	-
Alger Small Cap Growth Institutional Fund I Class - 06-197	10,545	9,080
Alger Small Cap Growth Institutional Fund R Class - 06-198	2,461	89,742
Allspring Core Plus Bond R6 Retirement Class - 06-4YK	93,547	50,698
Allspring Spec Mid Cap Value R6 Class - 06-3J6	739,989	1,666,417
Allspring Spec Small Cap Value R6 Class - 06-3JF	469,623	1,260,782
Amana Developing World Instl Class - 06-74T	271,221	3,538
Amana Growth Instl Class - 06-74R	1,580,186	298,782
Amana Income Instl Class - 06-74P	1,179,400	16,702
American Beacon International Equity Fund R6 Class - 06-33Y	82,350	70,242
American Beacon Small Cap Value Fund Investor Class - 06-34F	22,565	32,057
American Beacon Small Cap Value Fund R6 Class - 06-34C	172,186	1,201,999
American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN	3,807,517	9,999,535
American Beacon ST Mid-Cap Retirement Class - 06-69V	13,919	23,197
American Century One Choice 2030 Portfolio A Class - 06-404	1,214,251	3,486,113
American Century One Choice 2030 Portfolio Investor Class - 06-414	552,972	4,087,327
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	3,192,607	11,666,879
American Century One Choice 2035 Portfolio A Class - 06-406	1,575,391	2,600,677
American Century One Choice 2035 Portfolio Investor Class - 06-416	532,938	4,722,306
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	4,654,823	7,014,167
American Century One Choice 2040 Portfolio A Class - 06-407	1,133,682	4,016,122
American Century One Choice 2040 Portfolio Investor Class - 06-417	592,768	4,193,425
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	3,542,156	10,693,959
American Century One Choice 2045 Portfolio A Class - 06-408	1,314,272	3,775,041
American Century One Choice 2045 Portfolio Investor Class - 06-418	530,281	3,672,710
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	3,781,328	10,453,786
American Century One Choice 2050 Portfolio A Class - 06-409	1,129,943	3,841,699
American Century One Choice 2050 Portfolio Investor Class - 06-419	598,696	4,308,951
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	3,966,623	8,120,375
American Century One Choice 2055 Portfolio A Class - 06-437	761,372	1,158,008
American Century One Choice 2055 Portfolio Investor Class - 06-436	412,486	3,524,382
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	3,612,378	5,567,930
American Century One Choice 2060 Portfolio A Class - 06-CKR	856,810	884,346
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	370,716	2,042,128
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	2,688,584	3,800,521
American Century One Choice In Retirement Portfolio A Class - 06-426	9,949,273	4,256,121
American Century One Choice In Retirement Portfolio Investor Class - 06-427	4,750,895	5,544,007
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	19,601,605	10,972,844
American Century Disc Core Value Fund Investor Class - 06-460	43,545	177,729
American Century Disciplined Growth Fund A Class - 06-697	972	118
American Century Disciplined Growth Fund Investor Class - 06-694	26,526	56,040
American Century Diversified Bond Fund A Class - 06-722	2	6,167
American Century Diversified Bond Fund Investor Class - 06-721	1,236	1,619
American Century Emerging Markets Fund A Class - 06-204	20,029	6,729
American Century Emerging Markets Fund Investor Class - 06-206	70,598	76,202
American Century Emerging Markets Fund R6 Class - 06-CPK	434,061	644,190
American Century Equity Growth Fund A Class - 06-175	132,979	490,114
American Century Equity Growth Fund Investor Class - 06-048	(1)	-
American Century Equity Income Fund A Class - 06-285	108,761	829,335

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Equity Income Fund Investor Class - 06-475	116,711	1,338,273
American Century Equity Income Fund R6 Class - 06-CPM	69,976	397,439
American Century Ginnie Mae A Class - 06-435	14,264	19,863
American Century Growth Fund A Class - 06-445	80,853	152,217
American Century Growth Fund R6 Class - 06-CPN	126,649	65,136
American Century Heritage Fund A Class - 06-290	156,072	718,140
American Century Heritage Fund Investor Class - 06-046	98,766	298,891
American Century Heritage Fund R6 Class - 06-CPP	141,190	574,740
American Century Inflation-Adjusted Bond Fund A Class - 06-185	227,599	151,967
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	222,969	404,830
American Century International Growth A Class - 06-325	12,782	10,997
American Century International Growth Investor Class - 06-420	24,062	373,471
American Century International Opp Fund Investor Class - 06-3VG	(1)	-
American Century International Opportunities Fund A Class - 06-3VH	126	44,863
American Century Large Company Value A Class - 06-355	6,504	39,101
American Century Mid Cap Value Fund A Class - 06-395	253,357	742,689
American Century Mid Cap Value Fund Investor Class - 06-396	365,810	1,851,813
American Century Mid Cap Value Fund R6 Class - 06-CRJ	9,493,966	17,293,689
American Century One Chc Blnd 2025 R6 Class - 06-66X	66,679	3,556
American Century One Chc Blnd 2030 R6 Class - 06-66Y	35,568	1,612
American Century One Chc Blnd 2035 R6 Class - 06-67C	30,742	10,815
American Century One Chc Blnd 2040 R6 Class - 06-67F	23,220	181,182
American Century One Chc Blnd 2045 R6 Class - 06-67G	247,989	66,931
American Century One Chc Blnd 2050 R6 Class - 06-67H	76,870	28,910
American Century One Chc Blnd 2055 R6 Class - 06-67J	3,051	13
American Century One Chc Blnd 2060 R6 Class - 06-67K	6,101	304
American Century One Chc Blnd 2065 R6 Class - 06-67M	10,391	4,893
American Century One Choice 2065 A Class - 06-63T	330,114	167,018
American Century One Choice 2065 Inv Class - 06-63N	204,135	539,762
American Century One Choice 2065 R6 Class - 06-63X	1,510,637	1,052,580
American Century Real Estate Fund A Class - 06-380	23,045	55,090
American Century Real Estate Fund Investor Class - 06-269	63,121	214,612
American Century Real Estate Fund R6 Class - 06-CRK	95,515	311,545
American Century Select A Class - 06-240	390	192,647
American Century Select Investor Class - 06-440	5,995	935
American Century Small Cap Growth A Class - 06-200	297,504	472,519
American Century Small Cap Growth R6 Class - 06-6C7	2,557,463	5,423,254
American Century Small Cap Value Fund A Class - 06-390	78,948	309,863
American Century Small Cap Value Fund Investor Class - 06-470	132,825	426,283
American Century Small Cap Value Fund R6 Class - 06-CRM	4,197,170	6,870,106
American Century Small Company A Class - 06-385	4,680	147
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	226,663	1,689,456
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	577,947	3,529,454
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	228,588	3,407,480
American Century Strategic Allocation: Conservative Fund A Class - 06-405	154,274	490,094
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	99,458	759,059
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	96,291	1,140,367
American Century Strategic Allocation: Moderate Fund A Class - 06-415	775,910	1,969,093
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	984,275	4,038,854
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	163,502	1,322,973
American Century Ultra Fund A Class - 06-430	883,897	1,086,152
American Century Ultra Fund Investor Class - 06-450	507,343	1,320,742
American Century Ultra Fund R6 Class - 06-CRT	4,486,883	6,384,359
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	286,102	181,546
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	27,486	562,575
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	1,247,315	3,010,327
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	89,551	177,310
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	75,138	36,560

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	2,192,905	6,340,894
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	444,451	1,334,220
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	273,115	456,370
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	9,603,647	13,179,811
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	1,080,897	2,433,481
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	943,235	3,111,262
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	18,426,711	24,402,279
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	1,881,807	2,465,937
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	3,921,265	2,767,568
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	23,052,896	27,879,595
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	1,410,873	1,931,158
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	2,498,540	3,180,380
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	23,807,414	31,064,272
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	1,271,137	1,133,025
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,571,127	3,180,009
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	27,783,884	24,061,339
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	1,649,951	1,254,858
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	2,679,893	2,417,442
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	26,073,136	25,269,448
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	1,353,396	1,223,074
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,925,704	2,228,576
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	23,607,602	21,688,746
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,092,500	816,621
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	2,247,158	1,959,415
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	21,914,932	20,238,814
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	755,832	486,879
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	2,232,704	1,789,732
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	13,503,068	9,701,528
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	1,107,481	955,859
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	809,380	739,642
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	7,077,761	3,526,236
American Funds 2070 Trgt Date Ret R3 Class - 06-6YC	67,238	7,757
American Funds 2070 Trgt Date Ret R4 Class - 06-6YF	90,337	7,206
American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9	679,603	54,086
American Funds AMCAP Fund R3 Class - 06-182	75,407	405,942
American Funds AMCAP Fund R4 Class - 06-207	214,745	942,332
American Funds AMCAP Fund R6 Class - 06-CTN	151,406	3,637,231
American Funds American Balanced Fund R3 Class - 06-447	1,498,736	1,869,257
American Funds American Balanced Fund R4 Class - 06-446	3,012,355	5,879,478
American Funds American Balanced Fund R6 Class - 06-CTP	11,871,206	29,972,806
American Funds American High Income Trust R3 Class - 06-184	357,015	465,658
American Funds American High Income Trust R4 Class - 06-208	4,236,835	1,283,787
American Funds American High-Income Trust R6 Class - 06-3MC	1,005,390	1,239,197
American Funds American Mutual Fund R4 Class - 06-3MK	122,559	225,489
American Funds American Mutual Fund R6 Class - 06-3M3	1,185,843	1,538,338
American Funds Capital Income Builder R4 Class - 06-3MM	398	98
American Funds Capital Income Builder R6 Class - 06-3M6	52,635	53,988
American Funds Capital World Bond Fund R6 Class - 06-GFN	275,681	216,752
American Funds Capital World Growth and Income Fund R3 Class - 06-183	139,354	656,268
American Funds Capital World Growth and Income Fund R4 Class - 06-211	1,563,890	6,885,402
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	9,395,287	5,446,534
American Funds EUPAC R3 Class - 06-181	493,429	2,413,307
American Funds EUPAC R4 Class - 06-212	1,742,425	2,991,680
American Funds EUPAC R5 Class - 06-296	2,713	18,297
American Funds EUPAC R6 Class - 06-CTT	6,085,196	11,740,920
American Funds Fundamental Investors R3 Class - 06-213	285,341	1,148,224
American Funds Fundamental Investors R4 Class - 06-214	293,191	732,906
American Funds Fundamental Investors R6 Class - 06-CTV	2,843,942	8,834,707
American Funds Global Balanced Fund R6 Class - 06-3M9	118,155	100,003
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	306,596	178,315

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds Intermediate Bond Fund of America R3 Class - 06-186	13,950	34,432
American Funds Intermediate Bond Fund of America R4 Class - 06-209	38,233	122,898
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	100,238	192,874
American Funds Intl Growth and Income Fund R6 Class - 06-3M4	142,074	285,569
American Funds Investment Company of America R6 Class - 06-3GH	333,081	230,320
American Funds New Perspective Fund R3 Class - 06-502	307,883	1,070,342
American Funds New Perspective Fund R4 Class - 06-503	1,147,496	4,490,100
American Funds New Perspective Fund R6 Class - 06-CTW	6,541,368	13,022,432
American Funds New World Fund R3 Class - 06-691	460,754	969,442
American Funds New World Fund R4 Class - 06-689	604,497	1,280,456
American Funds New World Fund R6 Class - 06-CTX	13,175,210	15,587,862
American Funds SMALLCAP World Fund R3 Class - 06-333	154,954	166,141
American Funds SMALLCAP World Fund R4 Class - 06-332	122,018	229,595
American Funds SMALLCAP World Fund R6 Class - 06-CTY	700,164	1,960,434
American Funds The Bond Fund of America R6 Class - 06-39V	16,634,657	28,009,708
American Funds The Growth Fund of America R3 Class - 06-179	737,039	2,931,293
American Funds The Growth Fund of America R4 Class - 06-216	1,631,223	2,934,242
American Funds The Growth Fund of America R6 Class - 06-CVC	6,352,334	22,538,325
American Funds The Income Fund of America R4 Class - 06-3MN	21,192	12,174
American Funds The Income Fund of America R6 Class - 06-3M7	115,198	616,752
American Funds The New Economy Fund R6 Class - 06-3KY	30,019	30,222
American Funds U.S. Government Securities Fund R6 Class - 06-3TK	1,920,920	1,646,668
American Funds Washington Mutual Investors Fund R3 Class - 06-449	225,905	494,357
American Funds Washington Mutual Investors Fund R4 Class - 06-448	790,449	2,480,934
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	12,061,417	18,417,163
AMG GW&K Small Mid Cap Inst Class - 06-4TG	(1)	-
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	10,720	2,241
AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4	50,934	31,349
AQR Small Cap Multi-Style Fund N Class - 06-CCF	5,092	513
Ariel Appreciation Fund Investor Class - 06-335	2,857	107,021
Ariel Fund Investor Class - 06-330	15,601	31,069
Avantis Emerging Markets Equity Inst Class - 06-6W6	100,950	110,564
Avantis US Small Cap Val Instl Class - 06-6Y3	9,694	3,230
Ave Maria Growth Fund - 06-082	23,348	295
Ave Maria Rising Dividend Fund - 06-084	2,940	63,997
Ave Maria Value Fund - 06-081	1	471
Ave Maria World Equity Fund - 06-085	16,951	1,455
Baird Aggregate Bond Inst Class - 06-4TP	153,394	31,208
Baird Core Plus Bond Inst Class - 06-4RC	340,345	294,526
Baird Intermediate Bond Inst Class - 06-6N3	105,064	14,045
Baird Short-Term Bond Inst Class - 06-4XC	3,302	12,230
Baron Emerging Markets Fund R6 Class - 06-3J9	6,425	464
BlackRock Advg Small Cap Gr K Class - 06-46J	6	35
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM	87,547	381,314
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	50,289	139,132
BlackRock Equity Dividend Fund Institutional Class - 06-587	913,948	4,832,008
BlackRock Equity Dividend Fund K Class - 06-FRW	4,037,504	571,290
BlackRock Global Allocation Fund Institutional Class - 06-528	35,787	488,151
BlackRock Global Allocation Fund K Class - 06-FRX	501,688	1,980,658
BlackRock Global Allocation Fund R Class - 06-527	314,582	554,707
BlackRock Global Dividend Portfolio K Class - 06-CVH	1,235	95
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	98,644	91,238
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	205,617	2,065,669
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	238,706	246,102
BlackRock High Yield Bond Portfolio K Class - 06-33K	4,804,385	4,399,701
BlackRock High Yield Bond Portfolio R Class - 06-CHR	38,167	54,970
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	64,730	30,376
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	817,373	158,776
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	2,013,331	1,742,281

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	1,198,966	617,840
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	2,323,367	2,051,513
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	1,656,606	679,006
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	1,711,675	1,116,778
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	1,148,841	477,451
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	988,611	529,708
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	556,408	290,065
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	1,605,181	4,254,556
BlackRock LifePth Idx 2070 K Retirement Class - 06-79W	15,674	130
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	221,406	287,180
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	2,134,100	5,519,000
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	13,844	117,344
BlackRock Mortg Backed Sec A Class - 06-4WH	13,298	119,609
BlackRock Strategic Global Bond Fund R Class - 06-4PX	25,588	143,347
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	170,787	19,146
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	171,130	18,655
BlackRock Total Return Fund A Class - 06-093	29,641	22,843
BlackRock Total Return Fund K Class - 06-CWC	1,469,557	1,829,767
BlackRock Total Return Fund R Class - 06-901	8,623	98,289
BNY Mellon Bond Market Index I Class - 06-47M	4,422	71,493
BNY Mellon Natural Resources Fund I Class - 06-CCY	118,420	17,239
BNY Mellon Natural Resources Fund Y Class - 06-39Y	32,643	266,547
Boston Trust SMID Cap Other Class - 06-6KT	124,100	12,347
Brandywine Global Corp Credit Y Inst Class - 06-4PC	52,290	39,611
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	441	9,095
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3	6,351	2,151
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	4,938	55,844
Calamos Market Neutral Income R6 Class - 06-66R	1	841
Calvert Balanced R6 Class - 06-4FJ	14,104	2,157
Calvert Equity Portfolio A Class - 06-345	178,730	2,315,222
Calvert Income Fund A Class - 06-340	103,766	573,034
Calvert Small Cap Fund A Class - 06-516	85,696	477,541
Calvert Small Cap R6 Class - 06-4FN	14,870	8,127
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	309,234	607,485
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	172,184	1,115,078
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ	22,581	146,782
ClearBridge Aggressive Growth Fund FI Class - 06-711	2	2
ClearBridge Aggressive Growth Fund R Class - 06-716	1	213
ClearBridge Appreciation Fund FI Class - 06-712	38,657	368,893
ClearBridge Appreciation Fund IS Class - 06-3G6	539,125	13,550,641
ClearBridge Appreciation Fund R Class - 06-717	5,278	57,680
ClearBridge International Growth Fund IS Class - 06-3XJ	444,197	1,716,732
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	605,583	895,040
ClearBridge Large Cap Growth Fund R Class - 06-GJX	6,268	91,296
ClearBridge Mid Cap I Class - 06-47N	24,459	66,170
ClearBridge Mid Cap Inst Class - 06-6TR	44,187	22,257
ClearBridge Sm Cap Gr Inst Class - 06-64M	6,117	276,657
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF	213,094	2,228,902
Cohen & Steers Real Est Sec A Class - 06-4VF	77,474	23,374
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	183,918	820,512
Cohen & Steers Realty Shares Fund - 06-3KV	338,487	265,705
Columbia Acorn International Fund A Class - 06-693	3,430	6,836
Columbia Acorn International Fund Institutional Class - 06-692	5,457	739
Columbia Acorn International Fund Institutional 3 Class - 06-CWF	18,227	10,105
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M	14,401	612,087
Columbia Capital Allocation Agrsv Inst Class - 06-66P	42,915	53,646
Columbia Capital Allocation Mod Inst Class - 06-66J	81,014	393,531
Columbia Contrarian Core Fund A Class - 06-902	22,702	22,592
Columbia Contrarian Core Inst Class - 06-73K	16,596	36,571
Columbia Contrarian Core Institutional 3 Class - 06-46K	503,047	964,245

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Dividend Income Fund A Class - 06-903	153,914	281,410
Columbia Dividend Income I3 Class - 06-4FK	6,547,397	7,902,144
Columbia Dividend Income Inst Class - 06-73M	381,048	278,782
Columbia Emerging Markets Bond Fund A Class - 06-438	1,761	22,445
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	58,496	53,847
Columbia Intg Large Cap Growth Inst A Class - 06-67P	9,775	13,299
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R	40,212	18,817
Columbia Intg Small Cap Growth A Class - 06-67T	12,704	59,676
Columbia Mid Cap Growth A Class - 06-64V	65,845	82,647
Columbia Mid Cap Index Fund A Class - 06-334	1,292,004	6,589,906
Columbia Overseas Value Fund A Class - 06-FTM	62,726	68,438
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	7,323,276	13,977,754
Columbia Overseas Value Inst Class - 06-73N	975,835	6,912,077
Columbia Quality Income Fund A Class - 06-914	3,537	96
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	19,184	268,452
Columbia Quality Income Inst Class - 06-73P	907	3,342
Columbia Sel Glbl Equity Inst Class - 06-73R	209	62
Columbia Sel Lgcp Value Inst Class - 06-73T	12,397	123,476
Columbia Sel Mid Cap Val Inst Class - 06-73V	455,713	667,686
Columbia Select Large Cap Value Fund A Class - 06-912	9,209	2,561
Columbia Select Large Gr Institutional 3 Class - 06-4GF	6,336	496,131
Columbia Select Large Val Institutional 3 Class - 06-4GG	144,765	205,513
Columbia Select Mid Cap Value Fund A Class - 06-911	116,361	10,162
Columbia Select Mid Cap Value Inst Class - 06-64W	42,531	259,307
Columbia Select Small Cap Value Fund A Class - 06-913	39,669	54,296
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX	21,983	8,182
Columbia Seligman Tech and Information Fund A Class - 06-441	1,107,624	1,147,123
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR	1,304,088	3,573,962
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443	798,555	774,233
Columbia Small Cap Index Fund A Class - 06-336	1,069,264	3,903,543
Columbia Smcap Growth Inst Class - 06-6RP	3,595	1,946
Columbia SmCap Value & Infl A Class - 06-64X	12,591	13,246
Columbia SmCap Value Disc I3 Class - 06-4YY	3,851	221,409
Columbia Total Return Bond A Class - 06-64Y	31,503	41,189
Columbia Totl Return Bond Inst Class - 06-73W	539,217	420,042
CRM Mid Cap Value Investor Class - 06-551	4,064	6,721
Crossmark Steward Global Equity Income Fund A Class - 06-029	35,053	9,982
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	93,438	4,902
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	59,385	1,570
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	46,403	253,865
DFA Em Mkts Core Equity 2 Class - 06-3F9	836,485	683,311
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	1,248,435	1,934,046
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	43,353	20,505
DFA Emerging Markets Value Inst Class - 06-6MG	2,885	51,753
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	51,366	7,849
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	94,589	45,086
DFA Global Equity Portfolio Institutional Class - 06-CWN	1,015,200	4,256,921
DFA Global Real Estate Securities Portfolio - 06-3CW	849,361	807,414
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	784,762	729,414
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	27	4,633
DFA International Small Company Portfolio Institutional Class - 06-CWR	103,191	312,706
DFA International Sustainability Core 1 Portfolio - 06-3C7	1,003,332	692,557
DFA International Value Inst Class - 06-6MH	398,968	60,818
DFA Intl Core Equity 2 Class - 06-CWP	613,921	4,088,497
DFA Investment Grade Portfolio Institutional Class - 06-CWT	334,798	264,660
DFA Large Cap International Inst Class - 06-6HT	321,803	70,956
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	1,199,435	3,166,807
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	2,084,786	391,704
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	125,425	97,710
DFA U.S. Large Company Portfolio - 06-CWX	279,629	1,520,509

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM	3,583	13,141
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY	3,688,461	981,706
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	351,921	751,316
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	188,414	56,634
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	3,096,053	5,844,370
DFA US Core Equity 1I Inst Class - 06-4NF	45,105	76,578
DFA US Small Cap Value I Inst Class - 06-4NC	55,288	148,829
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	108,358	554,606
Dodge & Cox Income X Other Class - 06-6RK	915,931	1,055,869
Dodge & Cox Stock X Other Class - 06-6MT	536,949	1,700,775
Driehaus Emg Mkts Instl Class - 06-6J4	2,108,637	9,691,129
DWS CROCI U.S. Fund A Class - 06-FNF	-	536
DWS Emerging Markets Equity Fund A Class - 06-3VN	835	108
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	30,265	3,734
DWS Enchanced Core Equity S Class - 06-632	1,251	433
DWS Enhanced Commodity Strategy Fund A Class - 06-916	351	7,435
DWS GNMA Fund A Class - 06-FPY	(1)	50
DWS GNMA Fund S Class - 06-FRC	9,983	3,352
DWS Mid Cap Value Fund A Class - 06-622	1	28,071
DWS RREEF Real Assets Fund A Class - 06-621	31	91
DWS RREEF Real Assets Fund S Class - 06-631	388	312
DWS RREEF Real Assets R6 Retirement Class - 06-6M6	71	3,886
DWS RREEF Real Estate Securities Fund A Class - 06-613	165,086	345,735
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	7,767,111	9,198,132
DWS RREEF Real Estate Securities Fund S Class - 06-617	247,859	578,235
DWS Small Cap Core Fund A Class - 06-GGK	29,699	38,814
DWS Small Cap Core Fund S Class - 06-GGM	31,650	178,664
Fed Herm Govt Obl Prem Other Class - 06-6MK	48,876	9,008
Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR	3,578,246	7,172,035
Federated Herm Total Return Bond R6 Class - 06-6GY	774,216	2,544,410
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW	169	14,480
Federated High Yield Trust Institutional Class - 06-788	15,386	83,820
Federated High Yield Trust R6 Class - 06-GKM	4,828,791	5,287,279
Federated High Yield Trust Service Class - 06-918	7,354	1,577
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	41,308	69,539
Federated International Equity Fund A Class - 06-CHH	22,478	168,995
Federated International Equity Fund IS Class - 06-CHJ	40,935	80,807
Federated International Leaders Fund A Class - 06-065	275,129	209,618
Federated International Leaders Fund Institutional Class - 06-049	23,787	47,306
Federated International Leaders Fund R6 Class - 06-GKN	46,124	86,109
Federated Kaufmann Large Cap Fund A Class - 06-066	79,198	388,478
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	20,882	526,087
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	582	1,112
Federated MDT All Cap Core Fund A Class - 06-067	43,527	3,684
Federated MDT All Cap Core Fund Institutional Class - 06-051	10,162	178,648
Federated MDT Small Cap Core Fund R6 Class - 06-3MG	448,105	205,663
Federated MDT Small Cap Growth Fund A Class - 06-FTW	7,583	19,988
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	200,253	36,774
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	106,519	226,772
Federated MDT SmallCap Core A Class - 06-4FR	85,553	516,705
Federated MDT SmallCap Core Institutional Class - 06-4FT	157,819	189,936
Fidelity 500 Index Fund - 06-3HR	116,632,899	116,244,787
Fidelity Adv Eqty Div Inc M M Class - 06-7CN	553,818	23,324
Fidelity Adv Frdm Blnd 2010 K6 Retirement Class - 06-6XJ	23	1
Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK	5,148	22,929
Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG	36,249	633,774
Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF	123,683	1,020,383
Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY	244,431	2,062,225
Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4	198,557	1,065,450
Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM	373,243	1,464,539

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6	155,471	657,514
Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG	286,215	1,040,534
Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN	225,550	1,016,966
Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7	156,939	615,573
Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH	65,644	112,720
Fidelity Adv Frdm Blnd 2070 K6 Other Class - 06-77N	2,098	6
Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX	7,341	436
Fidelity Adv Freedom 2065 I Inst Class - 06-63P	38,578	15,349
Fidelity Adv Freedom 2065 M M Class - 06-63V	31,435	2,319
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y	6,550	9,140
Fidelity Adv Freedom 2070 I Institutional Class - 06-77X	5,160	390
Fidelity Adv Freedom Ret I Class - 06-CCG	2,677	188
Fidelity Adv Freedom Ret K6 Class - 06-GJG	39	2,118
Fidelity Adv Freedom Ret M Class - 06-111	-	151
Fidelity Adv Growth Opps Z Inst Class - 06-4RH	5,397,332	4,137,374
Fidelity Adv Intl RealEstate Z Class - 06-4G4	941	10,615
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH	4,662	11,518
Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF	125,424	123,497
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT	702,394	569,011
Fidelity Adv Stock Selector M Class - 06-841	11,125	25,744
Fidelity Advisor Balanced Fund I Class - 06-FTY	21,211	82,130
Fidelity Advisor Balanced Fund M Class - 06-FVC	1	-
Fidelity Advisor Balanced Fund Z Class - 06-FVF	121,307	1,107,543
Fidelity Advisor Diversified International Fund M Class - 06-280	5,705	87,027
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	49,671	46,184
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	1,605,883	2,784,525
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH	58,442	117,319
Fidelity Advisor Equity Growth Fund M Class - 06-120	2,612,910	1,889,531
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	6,383	7,113
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	5,599	72,839
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM	2,539	24,291
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	1,565	9,603
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	1,837	105,353
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN	24,113	69,242
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	23,698	25,091
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	4,251	250,903
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP	5,637	87,026
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	265,415	405,383
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	34,680	352,533
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR	15,877	465,658
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	92,604	466,189
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	135,565	789,329
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT	54,110	669,051
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	117,524	336,105
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	177,239	226,267
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV	176,643	544,034
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	166,814	467,015
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	69,016	111,995
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW	138,029	653,256
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	105,832	371,881
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	36,527	137,996
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX	93,523	478,392
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	60,220	301,595
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	42,077	193,016
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY	112,062	907,806
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	145,429	282,372
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	58,073	65,597
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC	63,743	884,958
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	85,810	43,336
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	11,405	4,416

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF	25,590	135,785
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	950,019	1,398,054
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	375,035	270,231
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	1,626,078	2,877,930
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	12,683	66,794
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	113,018	132,546
Fidelity Advisor New Insights Fund A Class - 06-295	2,865	5,913
Fidelity Advisor New Insights Fund M Class - 06-166	193,614	705,047
Fidelity Advisor Real Estate Fund A Class - 06-392	1,460	1,949
Fidelity Advisor Real Estate Fund I Class - 06-047	1,754	8,350
Fidelity Advisor Real Estate Fund M Class - 06-391	69,331	139,795
Fidelity Advisor Small Cap Fund A Class - 06-393	1,121	488
Fidelity Advisor Small Cap Fund M Class - 06-275	114,824	858,752
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	24,478	261,465
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	7,446	10,140
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	10,459	3,711
Fidelity Advisor Strategic Income Fund A Class - 06-110	356,384	51,347
Fidelity Advisor Total Bond Fund I Class - 06-027	1,600,836	1,929,834
Fidelity Advisor Total Bond Fund M Class - 06-044	599,356	453,527
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	13,949,683	15,899,425
Fidelity Advisor Value Fund A Class - 06-322	18,580	59,220
Fidelity Advisor Value Fund M Class - 06-323	2,773	454
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN	4,884,907	4,843,973
Fidelity Contrafund K6 Retirement Class - 06-6HR	46,001,228	1,076,863
Fidelity Dividend Grth M Class - 06-7FC	729,409	234,214
Fidelity Emerging Markets Index Fund - 06-3WN	1,835,783	2,251,669
Fidelity Emerging Markets K Retirement Class - 06-6WW	254	11,775
Fidelity Extended Market Index Fund - 06-3WJ	893,702	1,436,664
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9	597	15,780
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW	7,790	8,125
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC	50,970	25,794
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF	83,374	51,246
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG	131,260	36,084
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH	96,531	28,529
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ	35,106	5,424
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK	41,748	6,104
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM	151,067	33,362
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN	61,148	13,125
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP	72,053	65,032
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y	21,870	15,470
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C	31,285	37,588
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F	145,176	149,045
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G	183,379	584,933
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H	569,804	251,715
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J	416,369	126,280
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K	419,814	300,134
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M	389,244	145,943
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N	232,198	163,025
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P	218,479	76,045
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R	171,621	49,847
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T	80,996	9,450
Fidelity Freedom Idx 2070 Inv Investor Class - 06-77R	8,643	40
Fidelity Freedom Idx Ret Prm Class - 06-67W	2,619	79
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y	5	4
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4	8,551	375
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6	4,338	1,207
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7	12,607	5,374
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9	12,253	810
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC	160,153	70,733
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF	7,618	2,158

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG	28,491	1,233
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH	34,854	4,317
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ	79,220	7,354
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK	68,433	77,647
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3	31,250	11,319
Fidelity Gwth & Inc Port M N/A Class - 06-77M	674,270	121,100
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	686,346	431,515
Fidelity International Index Fund - 06-3HX	11,750,233	5,108,519
Fidelity International Sustainability Index Fund Inst Class - 06-4H6	36,794	289,056
Fidelity Inv MM Fds Gov Instl Class - 06-6PP	2,653,938	357,673
Fidelity Large Cap Gro Idx Inst Class - 06-4RK	5,892,204	6,671,180
Fidelity Large Cap Val Idx Inst Class - 06-4RJ	524,048	545,420
Fidelity Mid Cap Index Fund - 06-3HW	15,730,231	9,328,365
Fidelity Multi-Asset Index Fund - 06-4N3	8,320	21,665
Fidelity Real Estate Index Fund - 06-3WP	54,697	455,300
Fidelity Select Energy Port I Class - 06-7FK	236,899	391
Fidelity Select Energy Port M Class - 06-7FM	114,998	104,401
Fidelity Select Tech Port Z Class - 06-7FN	1,763,896	1,393,386
Fidelity Small Cap Index Fund - 06-3HV	7,494,852	7,763,137
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4	43,598	295,647
Fidelity Total International Index Fund - 06-3WH	706,540	882,929
Fidelity Total Market Index Fund - 06-3MR	185,654	322,879
Fidelity U.S. Bond Index Fund - 06-3HT	3,096,515	4,255,352
Fidelity US Sustainability Index Fund - 06-3X3	393,473	555,731
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	486,203	2,004,980
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	6,419,515	64,659,942
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	585,266	1,565,982
Fidelity VIP Growth Portfolio Initial Class - 06-210	4,206,833	18,882,630
Fidelity VIP High Income Portfolio Initial Class - 06-215	408,681	599,704
Fidelity VIP Overseas Portfolio Initial Class - 06-220	1,349,801	2,000,768
First Eagle Global Fund R6 Class - 06-3VC	3,166,685	296,556
First Eagle Gold R6 R- 06-6NG	5,731	527
First Eagle Overseas Fund R6 Class - 06-3VF	279,486	1,506,471
Franklin DynaTech Fund R6 Class - 06-3RY	672,818	1,754,984
Franklin Equity Income Fund R6 Class - 06-3T3	2,318	26,278
Franklin Growth Fund A Class - 06-819	1	2
Franklin Growth Fund Advisor Class - 06-CMX	42,812	173,124
Franklin Growth Fund R Class - 06-818	15,992	13,706
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	24,701	18,787
Franklin Growth Opportunities Fund R Class - 06-4PN	-	3,050
Franklin Growth Opportunities Fund R Class - 06-CMW	3	15,763
Franklin Growth Series R6 Class - 06-FXP	456	20
Franklin Income Fund Advisor Class - 06-719	4	6
Franklin Income Fund R Class - 06-724	34,009	66,897
Franklin Income Fund R6 Class - 06-GKR	120,264	453,156
Franklin International Growth Fund R6 Class - 06-3T4	56,201	695,864
Franklin Managed Income Fund R6 Class - 06-3TN	12,156	1,587
Franklin Mutual Global Discovery Fund Z Class - 06-723	17,896	34,573
Franklin Rising Dividends Fund R6 Class - 06-3T7	20,045	2,551
Franklin Small Cap Growth Fund R6 Class - 06-3T9	62,831	148,475
Franklin Small Cap Value Fund A Class - 06-247	2,596	9,692
Franklin Small Cap Value Fund Advisor Class - 06-CMY	303,876	400,872
Franklin Small Cap Value Fund R Class - 06-248	22,168	24,379
Franklin Small Cap Value Fund R6 Class - 06-GKT	1,336,898	1,774,315
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	53,248	29,546
Franklin Small-Mid Cap Growth Fund R Class - 06-890	7,932	81,287
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC	108,350	179,531
Franklin Strategic Income Fund R Class - 06-915	16,970	308,430
Franklin Strategic Income Fund R6 Class - 06-CXH	30,003	76,532
Franklin Utilities Fund Advisor Class - 06-FPC	6,970	13,103

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Utilities Fund R Class - 06-FPN	52,718	8,968
Franklin Utilities Fund R6 Class - 06-FNP	40,801	287,743
Frost Total Return Bond Fund Institutional Class - 06-GKX	15,069	78,123
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	6,496,620	5,836,063
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	22,969,652	28,270,150
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	1,981,393	2,282,934
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	4,351	661
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	17,161	11,951
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	192,409	875,179
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	1,176,454	1,503,173
Goldman Sachs International Equity Insights Fund Service Class - 06-368	259,731	28,408
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	598,382	546,282
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	2,953,065	5,076,839
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	189,080	643,697
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	2	101
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	31,789	5,357
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	542,088	399,060
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	275,100	311,476
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	256,503	411,257
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	35,588	110,984
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	327,399	738,411
Goldman Sachs Small Cap Value Fund Service Class - 06-256	42,116	244,898
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	49,879	45,641
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	10,423	174,685
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	24,341	38,275
GoldmanSachs MidCap Growth R6 Class - 06-CXK	120,182	128,079
GoldmanSachs MidCap Grth Inv Investor Class - 06-727	528,146	412,993
GoldmanSachs MidCap Grth Service Class - 06-729	259,273	295,769
Guggenheim Macro Opp R6 Class - 06-6KG	429	7,858
Guggenheim Total Ret Bond R6 Class - 06-6KF	135,313	67,806
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT	17,850	634
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV	4,213	1,087
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	313	90
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX	444	138
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	8,721	12,371
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	10,883	2,410
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY	10,872	92,921
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	11,204	8,861
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	12,029	688
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F	162,144	67,010
GuideStone Funds International Equity Fund Advisor Class - 06-43G	29,657	42,287
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	25,353	33,423
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J	243,895	233,402
GuideStone Funds Value Equity Fund Institutional Class - 06-43M	38,321	26,785
Harbor Capital Apprec Ret Retirement Class - 06-49R	8,062	81,916
Harbor Core Bond Ret Class - 06-6JR	188,919	1,686,682
Hartford Climate Opps R6 Class - 06-3XH	103	70
Hartford Core Equity Fund R6 Class - 06-3YJ	777,701	1,713,787
Hartford Equity Income R6 Class - 06-6W9	93,458	155,773
Hartford Schroders International Stock Fund SDR Class - 06-3NX	1,181,509	7,753,022
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	420	52
Invesco American Franchise Fund A Class - 06-023	9,126	4,655
Invesco Comstock Fund A Class - 06-771	74,341	57,497
Invesco Comstock Fund R Class - 06-4PM	224,088	315,606
Invesco Comstock Fund R Class - 06-772	50,624	10,372
Invesco Comstock Sel A Class - 06-317	249	7,997
Invesco Core Bond A Class - 06-926	89,545	348,601
Invesco Core Bond Y Class - 06-894	18,430	14,790
Invesco Core Plus Bond Fund R6 Class - 06-3G7	29,747	124,173
Invesco Corporate Bond Fund R6 Class - 06-3W4	100,291	35,355

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Developing Mkts A Class - 06-466	105,963	727,251
Invesco Developing Mkts R6 Class - 06-DDD	161,142	520,599
Invesco Developing Mkts Y Class - 06-571	33,114	79,830
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	113,258	389,876
Invesco Disc Mid Cap Gr A Class - 06-4H9	27,502	57,242
Invesco Disc MidCapGr R6 Class - 06-3F3	319,766	222,782
Invesco Disc R6 Class - 06-6XY	280,365	21,107
Invesco Diversified Dividend Fund A Class - 06-816	197,382	806,364
Invesco Diversified Dividend Fund Investor Class - 06-817	289,796	1,428,033
Invesco Diversified Dividend Fund R6 Class - 06-CXV	348,742	1,300,310
Invesco Energy Fund A Class - 06-835	23,435	402,147
Invesco Energy Fund Investor Class - 06-810	554,030	1,044,463
Invesco Eqv Intl Eqty R Class - 06-193	412	112
Invesco Eqv Intl Eqty R5 Class - 06-192	60,263	58,135
Invesco Floating Rate ESG A Class - 06-071	273	2,421
Invesco Floating Rate ESG R6 Class - 06-FXV	39,170	68,622
Invesco Floating Rate ESG Y Class - 06-055	7,156	3,862
Invesco Global A Class - 06-763	8,292	405,908
Invesco Global Health Care Fund A Class - 06-845	5,022	11,539
Invesco Global Health Care Fund Investor Class - 06-815	1,282	58,726
Invesco Global Opps R6 Class - 06-FYW	49,340	298,565
Invesco Global Ops A Class - 06-556	5,090	74,208
Invesco Global Ops Y Class - 06-843	226,650	195,901
Invesco Global R6 Class - 06-FYV	4,963	44,530
Invesco Global Strat Inc A Class - 06-288	9,123	29,098
Invesco Global Strat Inc Y Class - 06-751	1,127,312	282,099
Invesco Global Y Class - 06-752	28,296	303,826
Invesco Gold & Spcl Min A Class - 06-463	2,885,075	3,665,140
Invesco Gold & Spcl Min R6 Class - 06-34Y	2,580,685	2,468,213
Invesco Gold & Spcl Min Y Class - 06-753	109,867	100,645
Invesco Intl Bond A Class - 06-297	83,269	250,815
Invesco Intl Bond R6 Class - 06-FYX	22,238	120,961
Invesco Intl Bond Y Class - 06-754	10,834	37,574
Invesco Intl Growth A Class - 06-319	95,475	58,329
Invesco Intl Growth R6 Class - 06-FNC	6,486	51,010
Invesco Intl Growth Y Class - 06-756	43,480	68,858
Invesco Intl SmMid Co A Class - 06-764	12,126	53,274
Invesco Intl SmMid Co R6 Class - 06-FCC	15,596	49,036
Invesco Intl SmMId Co Y Class - 06-757	6,495	36,185
Invesco Main St All Cap A Class - 06-766	8,507	16,582
Invesco Main St Mid Cap A Class - 06-262	197,573	301,451
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	18,605	227,516
Invesco Main St Mid Cap Y Class - 06-759	29,807	8,811
Invesco Prt Active Alloc A Class - 06-924	45	68
Invesco Sen Floating Rate A Class - 06-078	9,364	15,465
Invesco Sen Floating Rate R6 Class - 06-GCC	4,909	339
Invesco Small Cap Growth Fund A Class - 06-320	886,810	4,616,787
Invesco Small Cap Growth Fund R Class - 06-595	30,687	175,209
Invesco Small Cap Growth Fund R6 Class - 06-CXX	4,099,344	4,215,378
Invesco SmCap Value R6 Retirement Class - 06-6PR	51,806	295,542
Invesco Technology Fund A Class - 06-855	126,487	80,439
Invesco Technology Fund Investor Class - 06-805	74,689	947
Invesco Val Opp R6 Other Class - 06-6KP	178,528	125,124
Invesco Val Opp Y Inst Class - 06-6KR	230,690	36,206
Invesco Value Opportunities Fund A Class - 06-814	103,411	376,370
Invesco Value Opportunities Fund R Class - 06-813	109,553	40,330
iShares MSCI EAFE International Index Fund K Class - 06-3VK	573,235	2,066,495
iShares Russell 1000LgCp Idx K Class - 06-46P	35,301	98,485
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	402,322	835,217
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	314,541	187,007

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
iShares S&P 500 Index Fund K Class - 06-3G4	2,689,760	6,489,247
iShares Total U.S. Stock Market Index Fund K Class - 06-3XR	4,251	1,966
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	44,776	136,164
Janus Henderson Balanced Fund N Class - 06-CYC	1,402,101	8,136,909
Janus Henderson Balanced Fund R Class - 06-612	604,275	2,083,692
Janus Henderson Balanced Portfolio Service Class - 06-611	8,818,362	9,779,267
Janus Henderson Dev World Bond N Class - 06-4TJ	429,160	525,834
Janus Henderson Enterprise Fund A Class - 06-CMC	89,893	718,908
Janus Henderson Enterprise Fund N Class - 06-CYF	3,404,431	3,840,010
Janus Henderson Enterprise Fund S Class - 06-CMF	24,925	1,430,225
Janus Henderson Flexible Bond Fund N Class - 06-CYG	2,100,256	3,030,150
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	449,414	993,820
Janus Henderson Forty Fund R Class - 06-154	565,469	946,809
Janus Henderson Global Equity Income Fund A Class - 06-GMH	999	55,486
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	145,950	553,036
Janus Henderson Global Equity Income Fund S Class - 06-GMK	953	5,599
Janus Henderson Global Life Sciences Fund N Class - 06-3WT	4,522	6,480
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	146	1,659
Janus Henderson Global Research Portfolio Institutional Class - 06-600	3,465,260	2,636,883
Janus Henderson Global Technology Fund N Class - 06-3CM	358,030	632,497
Janus Henderson Growth and Income Fund R Class - 06-156	7,158	127,023
Janus Henderson Mid Cap Value Fund A Class - 06-604	343	138
Janus Henderson Mid Cap Value Fund R Class - 06-261	10,694	143,800
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	5,643	5,422
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	950,674	458,211
Janus Henderson Overseas N Class - 06-6CC	22,671	61,249
Janus Henderson Research Fund A Class - 06-888	173,495	171,909
Janus Henderson Small Cap Value Fund N Class - 06-FCH	218,984	1,328,843
Janus Henderson Small Cap Value Fund Service Class - 06-615	67,338	396,810
Janus Henderson Triton Fund A Class - 06-889	132,303	406,157
Janus Henderson Triton Fund N Class - 06-CYH	695,388	2,064,193
Janus Henderson Triton Fund Service Class - 06-921	164,114	403,872
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	2,087	3,043
Janus Henderson Venture Fund N Class - 06-3P3	26,924	251,776
JHancock Disc Val Mid Cap R6 Class - 06-4TN	86,319	71,532
JHancock Glbl Env Opps R6 Retirement Class - 06-79C	10,368	75
JHancock Intl Growth R6 Class - 06-64P	137,811	62,780
JHancock MM LF Aggressive R6 Class - 06-4FG	2,517	93
JHancock MM LF Balanced R6 Class - 06-4FC	3,164	16,124
JHancock MM LF Growth R6 Class - 06-4FF	1,888	7,281
JHancock MM LF Moderate R6 Class - 06-4F9	675	138
John Hancock Balanced Fund R6 Class - 06-3TF	45,185	562,580
John Hancock Bond Fund R6 Class - 06-3HM	771,632	1,689,499
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4	845	85
JPMorgan Core Bond R6 Retirement Class - 06-6HY	197,954	139,134
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	918,486	283,327
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	56,535	577,067
JPMorgan Equity Income Fund R4 Class - 06-FXX	11,015	6,083
JPMorgan Equity Income Fund R6 Class - 06-FXY	9,164,431	27,762,116
JPMorgan Global Allocation R6 Class - 06-4FH	3,587	8,902
JPMorgan Global Bond Opps R6 Class - 06-4GH	2,917	189,332
JPMorgan Government Bond Fund R4 Class - 06-FYC	8,796	14,104
JPMorgan Government Bond Fund R6 Class - 06-FYF	197,228	111,826
JPMorgan Income R6 Class - 06-4GJ	222,775	282,478
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	50,620,013	49,348,845
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	533,743	733,019
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	1,023,418	4,250,043
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	6,308,079	5,129,159
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	3,176	65,859
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	387,300	1,837,003

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan Sm Cap Equity I Inst Class - 06-4MR	44,943	51,643
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	287,724	797,314
JPMorgan Small Cap Value Fund R6 Class - 06-44Y	70,279	77,651
JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF	-	1
JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9	300,547	452,970
JPMorgan SmartRetire 2025 R6 Class - 06-46T	28,693	176,066
JPMorgan SmartRetire 2030 R6 Class - 06-46V	5,886	17,784
JPMorgan SmartRetire 2035 R6 Class - 06-46W	5,708	120,686
JPMorgan SmartRetire 2040 R6 Class - 06-46X	6,470	226,214
JPMorgan SmartRetire 2045 R6 Class - 06-46Y	12,612	109,077
JPMorgan SmartRetire 2050 R6 Class - 06-47C	6,451	53,950
JPMorgan SmartRetire 2055 R6 Class - 06-47F	6,428	35,155
JPMorgan SmartRetire 2060 R6 Class - 06-47G	9,555	38,595
JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC	416	713
JPMorgan SmartRetire Income R6 Class - 06-47H	58,893	62,029
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	545,731	2,586,181
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,177,242	5,975,860
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	959,007	5,539,517
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	679,208	3,304,198
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	697,109	3,451,393
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	1,082,712	2,424,730
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	649,119	2,641,643
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	716,024	2,397,150
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	2,403,582	2,222,247
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	39,103	28,457
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	95,899	201,337
JPMorgan US Equity R6 Class - 06-4TC	1,285,054	2,844,680
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	744	63
Knights of Columbus Core Bond Institutional Class - 06-FRN	8,859	1,228
Knights of Columbus Intl Eq Institutional Class - 06-FRP	13,066	49,790
Knights of Columbus Lg Gr Institutional Class - 06-FRR	40,675	167,451
Knights of Columbus Lg Val Institutional Class - 06-FRT	121,049	1,049,753
Knights Of Columbus Small Cap Institutional Class - 06-FRV	40,813	686,125
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	1,760	57,990
Lord Abbett Affiliated Fund R6 Class - 06-3WF	18,182	6,403
Lord Abbett Bond Debenture R6 Class - 06-4F6	241,648	173,647
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	1,758	10,878
Lord Abbett Developing Growth Fund P Class - 06-960	10,016	73,700
Lord Abbett Developing Growth Fund R3 Class - 06-369	275,802	494,611
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ	1,226,309	2,084,281
Lord Abbett Dividend Growth Fund R3 Class - 06-424	5,043	7,913
Lord Abbett Dividend Growth Fund R5 Class - 06-CJV	19,509	16,232
Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK	17,632	6,194
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX	20,828	64,810
Lord Abbett Growth Leaders Fund I Class - 06-948	12,783	4,494
Lord Abbett Growth Leaders Fund R3 Class - 06-951	35,160	3,647
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	257,889	493,097
Lord Abbett Growth Opportunities Fund P Class - 06-965	90	4,314
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	192,961	176,689
Lord Abbett High Yield Fund R3 Class - 06-073	23,265	81,542
Lord Abbett High Yield Fund R5 Class - 06-CKF	20,617	42,909
Lord Abbett High Yield Fund R6 Class - 06-CYK	122,767	633,590
Lord Abbett Inc Fund R6 Class - 06-3WG	31,049	14,220
Lord Abbett International Opportunities Fund R3 Class - 06-36C	4	111
Lord Abbett International Opportunities Fund R5 Class - 06-36F	5,032	8,422
Lord Abbett International Opportunities Fund R6 Class - 06-36G	169,559	97,562
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG	94,920	534
Lord Abbett Short Dur Inc R6 Class - 06-73H	18,914	983
Lord Abbett Small Cap Value Fund R3 Class - 06-962	20,720	15,625
Lord Abbett Total Return Fund I Class - 06-949	7,088	29,659

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Total Return Fund R5 Class - 06-CKJ	42,660	22,488
Lord Abbett Total Return Fund R6 Class - 06-3RJ	103,924	489,088
Lord Abbett Value Opportunities Fund A Class - 06-967	10,165	9,658
Lord Abbett Value Opportunities Fund P Class - 06-025	20,294	20,952
Lord Abbett Value Opportunities Fund R3 Class - 06-968	39,049	141,363
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK	576	6
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	49,398	325,945
LVIP American Century Capital Appreciation Fund I Class - 06-410	227,610	1,509,653
Macquarie Balanced R Class - 06-009	50,782	43,531
Macquarie Climate Solutions Y Class - 06-CGR	338	1,952
Macquarie Emerging Markets R6 Class - 06-3YK	43,358	18,502
Macquarie Global Bond R6 Class - 06-6XP	3,901,966	9,269,956
Macquarie High Inc Y Class - 06-012	50,370	121,797
Macquarie High Income R Class - 06-011	278	87
Macquarie High Income R6 Class - 06-GMF	(89)	-
Macquarie Mid Cap Growth R6 Class - 06-3VY	114,298	336,624
Macquarie Sci & Tech Y Class - 06-CGV	1,770,799	81,340
Macquarie Sm Cap Val R6 Class - 06-3CN	172,494	253,415
Macquarie Small Cap Core R6 Class - 06-3GP	166,082	447,377
Macquarie Smid Cap Core R Class - 06-FPP	32,944	37,419
Macquarie Smid Cap Core R6 Class - 06-FNR	30,116	70,873
Macquarie Smid Cap Core Y Class - 06-FPF	5,859	2,640
Macquarie Sys Emg Mkt Eq R6 Class - 06-3XY	4,915	1,574
MainStay Large Cap Growth Fund R6 Class - 06-3HY	508,474	686,719
MainStay WMC Value R6 Class - 06-6NH	29,314	10,592
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	2	446
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	2,963	238
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	1,390	54,799
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	902	344
Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW	621,551	578,816
Met West Total Return Bd P Class - 06-47P	42,880	9,635
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	66,671	65,006
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	129,577	98,971
MFS Conservative Allocation Fund R2 Class - 06-075	28,564	61,722
MFS Conservative Allocation Fund R3 Class - 06-059	70,293	195,927
MFS Core Equity Fund R6 Class - 06-3W7	335,315	881,960
MFS Emerging Markets Debt Fund R2 Class - 06-013	531	4,110
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	3,542	500
MFS Global Bond R6 Class - 06-4TK	10,334	915
MFS Global Real Estate R6 Class - 06-4FM	21,389	22,502
MFS Growth Allocation Fund R2 Class - 06-076	40,564	42,964
MFS Growth Allocation Fund R3 Class - 06-060	52,633	181,793
MFS Growth Fund R6 Class - 06-CYN	1,552,982	8,738,639
MFS International Diversification Fund R6 Class - 06-3MF	2,644,726	5,097,170
MFS International Equity R6 Class - 06-6W7	1,320,158	1,508,624
MFS International Growth Fund R6 Class - 06-49X	17,382,456	19,534,462
MFS International New Discovery Fund A Class - 06-360	92,128	419,776
MFS International New Discovery Fund R2 Class - 06-379	454	83,002
MFS International New Discovery Fund R6 Class - 06-CYP	299,834	388,271
MFS International Value Fund R2 Class - 06-822	6,827	7,444
MFS International Value Fund R3 Class - 06-773	3,414	294,971
MFS International Value Fund R6 Class - 06-CYR	244,595	730,750
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	183,027	427,076
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	64,775	203,447
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	1,667,331	4,473,026
MFS Mid Cap Growth Fund A Class - 06-365	381,201	1,243,339
MFS Mid Cap Growth Fund R6 Class - 06-GNF	11,686,890	19,815,915
MFS Mid Cap Growth R2 Class - 06-74Y	120,606	56,482
MFS Mid Cap Value Fund R2 Class - 06-922	130,609	245,312
MFS Mid Cap Value Fund R3 Class - 06-891	650,879	422,014

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
MFS Mid Cap Value Fund R6 Class - 06-CYV	7,986,653	10,366,503
MFS Moderate Allocation Fund R3 Class - 06-061	428,188	254,348
MFS New Discovery Fund R2 Class - 06-298	10,885	1,046
MFS New Discovery Fund R3 Class - 06-299	20,161	358,304
MFS Technology Fund R2 Class - 06-CMG	478,802	575,723
MFS Technology Fund R3 Class - 06-CMH	3,166	105,479
MFS Technology Fund R6 Class - 06-CYW	236,166	1,583,680
MFS Total Return Bond Fund R6 Class - 06-3TH	73,376	40,030
MFS Total Return Fund R6 Class - 06-3JR	157,022	106,423
MFS Utilities Fund R2 Class - 06-389	321,999	319,619
MFS Utilities Fund R3 Class - 06-388	118,461	56,794
MFS Utilities Fund R6 Class - 06-39X	104,337	21,305
MFS Value Fund A Class - 06-375	190,071	331,958
MFS Value Fund R6 Class - 06-CYX	17,248,778	18,679,184
Monteagle Opportunity Equity Fund Investor Class - 06-105	976	22
Nationwide Geneva SmCp Gr R6 Class - 06-47T	408,499	80,490
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	9,469	9,442
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	6,346	24,954
Neuberger Berman Focus Fund Advisor Class - 06-880	1	485
Neuberger Berman Intnsc Val R6 Class - 06-47J	4,246	37,342
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	7,405	202,090
Neuberger Berman Lg Cap Val R6 Class - 06-4XP	100,615	1,000,536
Neuberger Berman Quality Eqty A Class - 06-CNY	1	105
Neuberger Berman Quality Eqty R3 Class - 06-CPC	68,759	892,092
Neuberger Berman Quality Eqty R6 Class - 06-3R7	21,142	18,113
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	107,974	269,698
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	19,230	16,739
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP	176,767	47,095
Neuberger Berman Strat Inc R6 Class - 06-64R	111,146	470,828
North Square Multi Strategy Fund A Class - 06-839	10,304	13,317
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	2,395	280
Northern Small Cap Value Fund R Class - 06-492	32,838	32,538
Northern U.S. Quality ESG Fund - 06-49V	21,032	115,036
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	2,247	3,709
Nuveen MidCap Val Opp A Class - 06-234	14,881	211,048
Nuveen MidCap Val Opp R6 Class - 06-3JK	100,908	81,132
Nuveen Quant Midcap Growth R Class - 06-944	70,289	215,684
Nuveen Real Estate Securities Fund A Class - 06-324	44,831	23,664
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	199,532	477,870
Nuveen Small Cap Select Fund A Class - 06-239	2,893	661
Nuveen Small Cap Value Fund A Class - 06-242	8,242	10,530
Nuveen Small Cap Value Fund R6 Class - 06-FYT	1,803	30,882
Parnassus Core Equity Fund Investor Class - 06-497	186,910	1,409,962
Parnassus Mid Cap Fund - 06-498	69,571	283,386
Pax Global Environmental Markets Fund Investor Class - 06-569	46,543	135,595
Pax Sustainable Alloc Inv Investor Class - 06-568	30,711	345,424
Payden Emerging Markets Bond Investor Class - 06-501	5,184	23,026
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468	2,121	29
PGIM Day One 2020 Fund R6 Class - 06-44K	65,942	7,199
PGIM Day One 2025 Fund R6 Class - 06-44M	191,551	95,014
PGIM Day One 2030 Fund R6 Class - 06-44N	139,554	17,441
PGIM Day One 2035 Fund R6 Class - 06-44P	226,109	184,739
PGIM Day One 2040 Fund R6 Class - 06-44R	130,721	21,945
PGIM Day One 2045 Fund R6 Class - 06-44T	70,267	8,463
PGIM Day One 2050 Fund R6 Class - 06-44V	68,327	19,240
PGIM Day One 2055 Fund R6 Class - 06-44W	20,782	23,371
PGIM Day One 2060 Fund R6 Class - 06-44X	20,458	5,971
PGIM Day One Income Fund R6 Class - 06-44G	50	147
PGIM Global Real Estate Fund A Class - 06-531	8,087	48,485
PGIM Global Real Estate Fund R2 Class - 06-3FN	5,783	24,497

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM Global Real Estate Fund R4 Class - 06-3FP	60,523	151,919
PGIM Global Real Estate Fund R6 Class - 06-FCX	18,790	199,087
PGIM Global Real Estate Fund Z Class - 06-526	17,141	50,782
PGIM Global Total Return Fund R6 Class - 06-3XW	3,685,253	5,957,509
PGIM Global Total Return R4 Retirement Class - 06-6CF	10,331	144,633
PGIM High Yield Fund A Class - 06-533	421,292	821,505
PGIM High Yield Fund Z Class - 06-532	1,374,841	10,564,391
PGIM High-Yield Fund R2 Class - 06-3FH	21,845	35,180
PGIM High-Yield Fund R4 Class - 06-3FJ	37,530	76,365
PGIM High-Yield Fund R6 Class - 06-FCY	9,102,018	6,115,486
PGIM Jennison Financial Services Fund A Class - 06-456	4,881	53,959
PGIM Jennison Financial Services Fund Z Class - 06-457	8,654	42,268
PGIM Jennison Focused Growth Fund A Class - 06-079	4,876	115,335
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	424,141	1,420,346
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9	97,495	36,798
PGIM Jennison Growth R6 Class - 06-4Y6	16,140	16,491
PGIM Jennison Health Sciences Fund A Class - 06-458	5,934	22,056
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC	3,674	934
PGIM Jennison Health Sciences Fund Z Class - 06-459	79,484	1,622,448
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	44,464	432,992
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	1,984,414	3,148,734
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	539,989	413,094
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF	120,870	118,904
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG	271,644	245,975
PGIM Jennison Natural Resources Fund A Class - 06-453	11,663	39,660
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	10,389	114,280
PGIM Jennison Natural Resources Fund Z Class - 06-454	205	3,757
PGIM Jennison Small Company Fund A Class - 06-589	113,321	325,195
PGIM Jennison Small Company Fund R2 Class - 06-3FR	131,336	148,375
PGIM Jennison Small Company Fund R4 Class - 06-3FW	193,541	16,141
PGIM Jennison Small Company Fund R6 Class - 06-GJN	1,019,616	1,302,967
PGIM Jennison Small Company Fund Z Class - 06-593	43,423	43,062
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	1	163
PGIM QMA Mid Cap Value Fund Z Class - 06-064	275	15,210
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	92,743	70,110
PGIM Target Date 2065 R6 Retirement Class - 06-7C4	542	1
PGIM Total Return Bond Fund A Class - 06-538	555,935	1,870,795
PGIM Total Return Bond Fund R2 Class - 06-3FK	90,158	39,776
PGIM Total Return Bond Fund R4 Class - 06-3FM	13,386	32,680
PGIM Total Return Bond Fund R6 Class - 06-FFH	18,896,997	22,025,061
PGIM Total Return Bond Fund Z Class - 06-537	1,845,161	6,414,679
PGIM US Real Estate R6 Retirement Class - 06-79Y	886,619	75,050
PIMCO All Asset Fund Admin Class - 06-706	(1)	-
PIMCO All Asset Fund Institutional Class - 06-3FC	(1)	-
PIMCO All Asset Fund R Class - 06-017	109	580
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	104,394	134,222
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG	169,965	287,174
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	3,631	8,764
PIMCO CommodPlus Strat Institutional Class - 06-6NP	31,073	25,109
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM	68,043	49,852
PIMCO High Yield Fund Admin Class - 06-760	124,338	374,543
PIMCO High Yield Fund Institutional Class - 06-FCJ	172,407	207,305
PIMCO High Yield Fund R Class - 06-705	48,355	90,628
PIMCO Income Fund Admin Class - 06-768	320,864	617,154
PIMCO Income Fund Institutional Class - 06-FCK	8,393,011	17,351,407
PIMCO Income Fund R Class - 06-769	19,864	58,055
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ	131,365	166,636
PIMCO Intl Bond UnHdg Instl Class - 06-6FR	636,221	5,213
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	15,618	16,864
PIMCO Low Duration Instl Inst Class - 06-4R7	4,009	74,082

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
PIMCO RAE US Small Instl Class - 06-6JG	51,334	79,949
PIMCO Real Return Fund Admin Class - 06-707	89,514	316,742
PIMCO Real Return Fund Institutional Class - 06-FCM	1,847,801	2,868,373
PIMCO Real Return Fund R Class - 06-708	13,461	126,109
PIMCO RealPath Blend 2030 Inst Class - 06-49G	192,890	284,246
PIMCO RealPath Blend 2035 Inst Class - 06-49H	91,727	152,883
PIMCO RealPath Blend 2040 Inst Class - 06-49J	96,218	327,757
PIMCO RealPath Blend 2045 Inst Class - 06-49K	169,851	506,371
PIMCO RealPath Blend 2050 Inst Class - 06-49M	211,528	423,441
PIMCO RealPath Blend 2055 Inst Class - 06-49N	139,537	456,890
PIMCO RealPath Blend 2060 Inst Class - 06-6FF	210,898	208,670
PIMCO RealPath Blend 2065 Inst Class - 06-6RV	54,952	8,584
PIMCO RealPath Blend 2070 Inst Inst Class - 06-7C7	658	189
PIMCO RealPath Blend Inc Instl Class - 06-49P	676,425	240,088
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	2,087	314
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	216,026	353,904
PIMCO Total Return Fund Admin Class - 06-291	495,984	457,883
PIMCO Total Return Fund Institutional Class - 06-FCN	1,121,197	1,834,401
PIMCO Total Return Fund R Class - 06-680	345,403	563,550
Pimco Total Return Ii Instl Class - 06-6YY	339,637	403,117
Pioneer Classic Balanced Fund N Class - 06-3WW	6,946	8,381
Pioneer Equity Income Fund A Class - 06-327	25,935	545,321
Pioneer Equity Income Fund K Class - 06-FCR	122,520	173,352
Pioneer Equity Income Fund Y Class - 06-828	511,485	6,446,224
Pioneer Fund A Class - 06-833	367,860	403,988
Pioneer Fund VCT Portfolio I Class - 06-590	145,976	609,875
Pioneer Global Equity Fund A Class - 06-GGH	1,267	166
Pioneer Global Equity Fund Y Class - 06-GGJ	223,534	9,172
Pioneer K Retirement Class - 06-6FH	6,814	6,109
Pioneer Mid Cap Value Fund A Class - 06-838	86,633	40,310
Pioneer Select Mid Cap Growth Fund A Class - 06-836	80,923	146,310
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	314,771	686,397
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	543,208	2,087,343
Pioneer Strategic Income Fund A Class - 06-594	80,022	266,270
Pioneer Strategic Income Fund K Class - 06-FCW	101,476	587,643
Pioneer Strategic Income Fund Y Class - 06-CGG	24,907	136,673
Principal Bond Market Index Fund R3 Class - 06-FHX	10,209	75,442
Principal Core Fixed Inc R6 Class - 06-3JJ	9,359	47,201
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	28,751	36,197
Principal International Equity Index Fund R3 Class - 06-CVG	64,862	215,863
Principal LargeCap Growth Fund R6 Class - 06-3JH	107,789	3,553
Principal MidCap R6 Retirement Class - 06-6H4	362,567	160,717
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	536,466	978,342
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN	466,736	239,449
Principal Real Estate Securities Fund R6 Class - 06-3CP	73,461	104,311
Principal Small Cap S&P 500 Index R6 Class - 06-4TV	179,782	54,870
Principal SmallCap Growth Fund I R6 Class - 06-3RP	350,883	217,811
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	237,969	649,482
Principal SmallCap Value II R6 Ret Class - 06-6M7	39,964	1,866
Putnam Core Equity R6 Retirement Class - 06-6RM	11,776	943
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	11,476	216,111
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	2	7
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	6,819	368
Putnam Growth Opportunities Fund A Class - 06-938	528,279	586,420
Putnam Growth Opportunities Fund R6 Class - 06-GCG	461,148	3,842,187
Putnam Growth Opportunities Fund Y Class - 06-899	11,486	9,475
Putnam Large Cap Value A Class - 06-FCG	734,954	1,885,762
Putnam Large Cap Value R6 Class - 06-36H	4,297,545	6,902,056
Putnam Large Cap Value Y Class - 06-FCF	253,176	366,650
Putnam Small Cap Growth R6 Retirement Class - 06-6N4	41,912	67,042

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Putnam Sustainable Future Fund R6 Class - 06-3XC	2,860	10,254
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	28,295	106,562
Russell Emerging Markets Fund S Class - 06-747	517	13
Russell Equity Income Fund S Class - 06-742	776	5,448
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	27,137	183,207
Russell Global Real Estate Securities Fund S Class - 06-739	3,506	50,581
Russell Investment Grade Bond Fund S Class - 06-738	140,285	8,126
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	35,781	224,814
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	307,012	756,746
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	818	8,235
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	16	10,291
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	15,816	65,233
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	58,581	42,659
Russell LP Aggr Strat R1 Class - 06-663	38,809	122,291
Russell LP Aggr Strat R5 Class - 06-670	9,975	339,120
Russell LP Eq Aggr Strat R1 Class - 06-662	37,433	102,122
Russell LP Eq Aggr Strat R5 Class - 06-675	3,792	250,155
Russell Short Duration Bond Fund S Class - 06-748	12,853	89,428
Russell Sustainable Aware Eq S Class - 06-744	177	72
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	3,073	4,245
Russell U.S. Small Cap Equity Fund S Class - 06-749	4,965	8,495
State Street Equity 500 Index Admin Class - 06-225	17,664,617	65,216,875
State Street Equity 500 Index R Class - 06-167	4,321,044	11,635,299
State Street Target Retirement 2025 Fund K Class - 06-3TV	531,495	494,986
State Street Target Retirement 2030 Fund K Class - 06-3TW	448,754	225,373
State Street Target Retirement 2035 Fund K Cl - 06-3VR	657,921	275,771
State Street Target Retirement 2040 Fund K Class - 06-3TY	283,417	181,178
State Street Target Retirement 2045 Fund K Class - 06-3V3	633,989	298,130
State Street Target Retirement 2050 Fund K Class - 06-3V4	559,613	320,947
State Street Target Retirement 2055 Fund K Class - 06-3V6	407,024	90,873
State Street Target Retirement 2060 Fund K Class - 06-3V7	467,267	184,379
State Street Target Retirement 2065 K Class - 06-64F	204,444	23,329
State Street Target Retirement Fund K Class - 06-3V9	122,312	308,371
State Street Tgt Retire 2070 K Other Class - 06-79X	2,218	6
T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR	891,394	606,850
T Rowe Price Glbl Multi Sector Bd I Class - 06-64T	45	1
T Rowe Price Health Science I Class - 06-4GC	66,524	481,393
T Rowe Price Intl Discovery - 06-63M	123,308	239,565
T Rowe Price Ret 2065 Adv Class - 06-63R	213,713	109,538
T Rowe Price Ret 2065 R Class - 06-63W	196,913	182,149
T Rowe Price Value I Class - 06-4GV	4,821,423	5,020,332
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	3,423,719	5,984,491
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	913,343	6,350,587
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	561,286	1,300,411
T. Rowe Price Equity Income Fund I Class - 06-FFP	437,957	1,001,887
T. Rowe Price Equity Income Fund R Class - 06-775	67,112	786,790
T. Rowe Price Equity Income Portfolio - 06-580	958,192	5,378,942
T. Rowe Price European Stock Fund - 06-755	4	21,125
T. Rowe Price Financial Services Fund I Class - 06-GPC	208,015	131,983
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	678,680	3,716,082
T. Rowe Price Growth Stock Fund I Class - 06-FFR	830,986	11,222,090
T. Rowe Price Growth Stock Fund R Class - 06-780	319,388	2,226,677
T. Rowe Price International Stock Fund R Class - 06-715	35,175	40,370
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	1,732,353	267,716
T. Rowe Price International Value Equity Fund I Class - 06-FFT	280,120	301,894
T. Rowe Price International Value Equity Fund R Class - 06-795	244,779	177,322
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	621,938	4,122,101
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	23,461	91,271
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	113,336	266,022
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	381,588	1,917,849
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	11,589	131,559
T. Rowe Price New America Growth Fund I Class - 06-3CY	200,360	1,668,931
T. Rowe Price New Horizons Fund IS Class - 06-3XK	22,913	11,820
T. Rowe Price Overseas Stock Fund I Class - 06-3RR	129,501	719,487
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	1,167	20,517
T. Rowe Price Retirement 2005 Fund R Class - 06-576	93,145	46,824
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	49,132	149,688
T. Rowe Price Retirement 2010 Fund R Class - 06-579	67,341	174,281

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	19,791	53,302
T. Rowe Price Retirement 2015 Fund R Class - 06-776	83,690	393,709
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	57,221	810,611
T. Rowe Price Retirement 2020 Fund R Class - 06-778	357,917	1,428,377
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	177,448	1,743,675
T. Rowe Price Retirement 2025 Fund R Class - 06-781	520,598	1,523,059
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	629,399	1,766,172
T. Rowe Price Retirement 2030 Fund R Class - 06-783	843,247	2,824,110
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	701,562	2,331,547
T. Rowe Price Retirement 2035 Fund R Class - 06-786	606,845	2,022,958
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	387,248	1,269,316
T. Rowe Price Retirement 2040 Fund R Class - 06-789	1,362,431	1,562,209
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	494,969	1,874,504
T. Rowe Price Retirement 2045 Fund R Class - 06-792	448,518	1,453,412
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	411,346	1,814,659
T. Rowe Price Retirement 2050 Fund R Class - 06-794	590,274	1,550,561
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	419,684	968,635
T. Rowe Price Retirement 2055 Fund R Class - 06-797	384,152	841,556
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	351,403	476,608
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	343,266	544,175
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	21,223	65,543
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	61,747	152,645
Templeton Foreign Fund A Class - 06-312	52,355	43,099
Templeton Foreign Fund R Class - 06-920	51,127	40,786
Templeton Foreign Fund R6 Class - 06-GCR	27,044	19,189
Templeton Global Bond Fund A Class - 06-886	23,101	213,257
Templeton Global Bond Fund R Class - 06-887	2,911	12,134
Templeton Global Bond Fund R6 Class - 06-FGT	1,447	284
Templeton Growth Fund A Class - 06-313	54,776	24,382
Templeton Growth Fund R Class - 06-925	1	4,707
The Hartford Balanced Income Fund R6 Class - 06-3P9	201,098	51,755
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	1,954,668	2,296,069
The Hartford International Opportunities Fund R6 Class - 06-3F7	184,519	208,990
The Hartford MidCap Fund R3 Class - 06-39R	(1)	-
The Hartford MidCap Fund R6 Class - 06-39T	12,621	185,940
The Hartford Total Return Bond Fund R6 Class - 06-3P6	30,168	273,740
The Hartford World Bond Fund R4 Class - 06-3YH	8,271	22,772
The Hartford World Bond Fund R6 Class - 06-3P7	7,530	10,312
Thornburg Developing World R6 Class - 06-4GW	22,865	27,577
Thornburg International Value Fund R3 Class - 06-990	347,288	355,843
Thornburg International Value Fund R5 Class - 06-316	1,177,636	1,881,765
Thornburg International Value Fund R6 Class - 06-GPF	221,418	509,366
Thornburg Intl Growth R6 Class - 06-4GX	13,340	3,499
Thornburg Investment Income Builder Fund R3 Class - 06-987	91,784	95,304
Thornburg Investment Income Builder Fund R5 Class - 06-986	1,494	150
Thornburg Investment Income Builder Fund R6 Class - 06-39W	15,646	12,947
Thornburg Limited Term Income Fund R3 Class - 06-995	464,409	319,858
Thornburg Limited Term Income Fund R5 Class - 06-953	488,024	811,051
Thornburg Limited Term Income Fund R6 Class - 06-GCV	8,109,431	12,618,934
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	24,012	29,312
Thornburg Smid Growth R3 Class - 06-985	5,991	39,186
Thornburg Smid Growth R5 Class - 06-314	53,172	223,877
Thornburg Strategic Income R6 Class - 06-4XJ	4,969,719	13,137,781
Thornburg Value Fund R3 Class - 06-109	12,225	93,901
TIAA CREF Intl Opps Retl Adv Class - 06-6J9	(1)	-
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	1,759,557	2,470,543
TIAA-CREF Bond Index Fund Retirement Class - 06-434	143,725	324,443
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	61,132	326,879
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	228,109	47,278
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	409,251	483,707
TIAA-CREF Core Impact Bd R Class - 06-CNK	5,710	236,433
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	86,681	430,599
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW	503,917	709,764
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	211,742	350,832
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	3,729,382	6,209,387
TIAA-CREF International Equity Index fund Retirement Class - 06-428	1,115,774	2,192,517
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	196,036	376,776
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	4,069,090	15,958,502

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	2,851,619	6,972,584
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	75,568	14,579
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	1,901,997	5,592,004
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	727,768	1,327,118
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	2,195	11,301
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	89,735	1,571,937
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	27,547	87,958
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	36,086	785,154
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	25,599	54,430
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	26,277	65,594
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	20,718	19,659
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y	30,628	2,949
TIAA-CREF Lifecycle 2065 Instl Class - 06-64H	7,278	8,465
TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR	7,440,159	5,648,775
TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT	2,534,846	2,294,034
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	1,234,353	1,873,106
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	228,487	1,346,213
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	2,015,504	6,922,804
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	508,752	2,535,371
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	9,360,512	32,388,412
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	1,581,122	11,324,956
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	25,115,581	51,939,422
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	5,550,058	25,967,614
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	37,611,009	63,132,512
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	8,621,795	31,118,367
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	35,611,169	66,800,268
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	7,782,277	29,932,211
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	32,953,950	63,849,190
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	8,117,376	26,616,378
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	31,405,646	53,378,104
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	6,885,260	23,931,782
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	33,890,368	51,282,194
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	8,304,490	25,170,302
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	25,977,268	35,256,798
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	6,236,204	16,964,907
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	15,032,941	17,523,433
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	5,515,931	7,568,540
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	1,397,227	4,721,477
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	251,024	918,021
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	91,826	63,300
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	7,952	24,997
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ	19,751	34,208
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	24,754	105,752
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	101,063	323,944
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	1,353,157	4,557,861
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	104,314	924,811
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	220,277	315,870
Timothy Plan Conservative Growth Fund A Class - 06-339	2,064	5,574
Timothy Plan Strategic Growth Fund A Class - 06-341	2,242	18,013
Touchstone Flexible Income Fund A Class - 06-703	15,191	115,418
Touchstone Focused Fund A Class - 06-619	2	109,983
Touchstone Focused Fund Y Class - 06-624	2,126	117,647
Touchstone Growth Opportunities Fund A Class - 06-699	23,841	138,856
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK	10,329	7,304
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	1	70
Touchstone Mid Cap Growth R6 Class - 06-4Y4	8,080	3,318
Touchstone Mid Cap R6 Retirement Class - 06-6PW	4	126
Touchstone Non-US Equity A Class - 06-701	6,137	40,553
Touchstone Value Fund A Class - 06-702	241	6,672
TRowe Price Global Alloc I Class - 06-47W	60,217	169,084
TRowePrice Intg US Smcp Gr Inst Class - 06-6RT	117,233	827,333
TRowePrice Ret 2005 Inst Class - 06-6RX	61,503	325,875
TRowePrice Ret 2010 Inst Class - 06-6RY	135,487	206,903
TRowePrice Ret 2015 Inst Class - 06-6T3	575,603	1,533,421
TRowePrice Ret 2020 Inst Class - 06-6T4	823,632	4,274,506
TRowePrice Ret 2025 Inst Class - 06-6T6	4,651,483	13,815,879

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
TRowePrice Ret 2030 Inst Class - 06-6T7	7,261,835	9,382,743
TRowePrice Ret 2035 Inst Class - 06-6T9	10,077,376	10,238,977
TRowePrice Ret 2040 Inst Class - 06-6TC	6,411,260	8,877,789
TRowePrice Ret 2045 Inst Class - 06-6TF	6,823,433	8,202,078
TRowePrice Ret 2050 Inst Class - 06-6TG	8,534,702	6,217,025
TRowePrice Ret 2055 Inst Class - 06-6TH	6,215,291	5,157,928
TRowePrice Ret 2060 Inst Class - 06-6TJ	4,325,812	2,701,567
TRowePrice Ret 2065 Inst Class - 06-6TK	2,994,278	1,287,430
TRowePrice Ret 2070 Adv Advisor Class - 06-7F4	3,143	41
TRowePrice Ret 2070 I Institutional Class - 06-7F7	10,338	38
TRowePrice Ret 2070 R Retirement Class - 06-7F6	1,520	1
TRowePrice Ret Balanced Inst Class - 06-6TM	397,388	1,251,544
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX	2,311,615	5,029,938
USAA Intermediate Term Bond Fund R6 Class - 06-4NT	345,065	6,870
USAA Nasdaq 100 Index Fund R6 Class - 06-4NV	216,465	29,048
Vanguard 500 Index Fund Admiral Class - 06-FHY	40,772,832	83,794,780
Vanguard Balanced Index Fund Admiral Class - 06-FJC	387,554	4,499,844
Vanguard Commodity Strat Adm Inst Class - 06-4XX	191,789	20,567
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	3,515,708	5,546,982
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	140,268	347,497
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	2,172,781	2,303,301
Vanguard Energy Fund Admiral Class - 06-FJH	227,978	448,075
Vanguard Energy Index Adm Institutional Class - 06-6N6	180,422	79,467
Vanguard Equity Income Fund Admiral Class - 06-FJJ	4,888,238	11,701,030
Vanguard European Stock Index Fund Inst Class - 06-4PP	(1)	-
Vanguard Explorer Fund Admiral Class - 06-FJK	4,002,105	9,000,783
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	177,686	804,416
Vanguard Financials Idx Admiral Class - 06-4G7	61,388	121,822
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	38,866	220,268
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	1,494,134	2,177,182
Vanguard GNMA Fund Admiral Class - 06-GFM	704,456	724,431
Vanguard Growth and Inc Adm Inst Class - 06-4MV	714,232	532,600
Vanguard Growth Index Fund Admiral Class - 06-FJN	7,139,387	13,733,336
Vanguard Health Care Fund Admiral Class - 06-FJP	81,215	292,698
Vanguard Health Care Idx Adm Inst Class - 06-4MW	84,273	597,667
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX	19,359	753
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	1,683,163	2,824,766
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	544,563	2,048,475
Vanguard Info Tech Idx Admiral Class - 06-4G9	374,137	6,806,649
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	2,877,214	3,228,222
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	596,976	244,835
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	6,807,845	8,116,748
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	322,894	83,799
Vanguard International Growth Fund Admiral Class - 06-3F6	3,988,946	14,535,664
Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K	(1)	172
Vanguard Intl Value Inv Class - 06-4XG	40,680	316,203
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	2,371,355	3,152,243
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	1,862,286	6,056,998
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	101,296	76,661
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	1,789,209	2,989,459
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	57,071	39,120
Vanguard Materials Index Fund Admiral Class - 06-FKG	20,960	28,520
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	273,134	1,351,323
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	3,209,287	3,551,944
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	8,986,302	24,791,120
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	1,148,200	576,482
Vanguard REIT Index Fund Admiral Class - 06-FKK	1,881,929	2,705,283
Vanguard Selected Value Fund Investor Class - 06-FKM	2,458,099	2,266,226
Vanguard Short Term Federal Fund Investor Class - 06-305	47,168	76,048
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR	33,485	16,324
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9	451,693	633,636
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	946,243	2,109,809
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	9,231,904	21,846,910
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	1,719,966	2,865,647
Vanguard ST Bond Idx Adm Inst Class - 06-4YJ	11,485	240
Vanguard Strategic Equity Inv Inv Class - 06-4MY	68,301	124,754
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	1,401,622	5,668,604
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	2,498,933	13,450,131

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	5,336,849	17,193,738
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	4,852,405	13,966,811
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	5,257,127	15,858,373
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	5,025,975	14,011,543
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	6,091,808	10,154,369
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	5,923,984	8,030,602
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	4,065,964	4,442,787
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	1,745,603	1,770,932
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	329,149	4,124,010
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	20,684,506	20,215,937
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	281,331	334,287
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	32,283,730	40,551,822
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	2,915,458	5,470,821
Vanguard Trgt Retire 2070 Inv Class - 06-6MJ	674,750	215,096
Vanguard U.S Growth Fund Admiral Class - 06-FMV	4,334,792	17,723,331
Vanguard Utilities Idx Adm Inst Class - 06-4N7	27,329	73,061
Vanguard Value Index Fund Admiral Class - 06-FMW	2,866,990	3,593,658
Vanguard VIF Small Company Growth Portfolio - 06-119	1,338,865	3,490,100
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	80,687	204,188
Vanguard Wellington Fund Admiral Class - 06-GFF	393,672	1,321,431
Vanguard Windsor II Admiral Inst Class - 06-4V3	1,387,433	2,727,856
Vic Pioneer Active Credit A Class - 06-022	7,981	332
Vic Pioneer Bond A Class - 06-834	444,412	637,133
Vic Pioneer Bond R6 Class - 06-FCP	11,927,691	23,145,252
Vic Pioneer Bond Y Class - 06-823	1,585,445	2,061,288
Vic Pioneer Fndamental Grth A Class - 06-628	60,983	79,209
Vic Pioneer Fndamental Grth R6 Class - 06-FCT	185,866	501,246
Vic Pioneer Fndamental Grth Y Class - 06-626	152,937	1,271,523
Vic Pioneer High Yield A Class - 06-837	52,304	108,524
Vic Pioneer High Yield Y Class - 06-829	1,147	8,729
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF	90,496	277,634
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	25,962	93,368
Victory RS Global R6 Class - 06-6WF	10,437	11,474
Victory RS Small Cap Growth Fund R6 Class - 06-33C	-	660
Victory Sycamore Established Value Fund A Class - 06-581	607,390	3,317,781
Victory Sycamore Established Value Fund R Class - 06-583	141,380	262,734
Victory Sycamore Established Value Fund R6 Class - 06-FMX	2,923,492	2,456,486
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	21,564	849,787
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	20,915	249,056
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	195,014	138,474
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	52,149	70,482
Virtus AllianzGI Small Cap R6 Class - 06-3YT	174	5,610
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	9,337	104,777
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	5,692	28,441
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	307,308	2,059,428
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	13,038	17,508
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	24,519	120,244
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	359,820	1,733,729
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	-	22
Virtus NFJ Dividend Value A Class - 06-4WJ	15,224	19,090
Virtus NFJ Dividend Value Inst Class - 06-6WR	179	72
Virtus NFJ Mid Cap Value Inst Class - 06-6WT	32,295	74,151
Virtus NFJ Mid-Cap Value A Class - 06-4WK	34	36,220
Virtus NFJ Small Cap Val Inst Class - 06-6WV	78,623	245,443
Virtus NFJ Small-Cap Value A Class - 06-4WM	57,998	291,924
Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ	8,032	16,335
Virtus Seix High Yield A Class - 06-6WC	5	10
Virtus Seix Total Return Bond Fund A Class - 06-811	6,035	8,962
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX	2,366	7,981
Voya Interm Bond R6 Retirement Class - 06-4NR	181,912	65,438
Voya Small Cap Growth Inst Class - 06-6KM	531,637	762,189
Voya Small Cap Growth R Class - 06-6KN	327,876	282,646
Voya Small Cap Growth R6 Class - 06-6JT	455,405	227,686

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Western Asset Core Plus Bond Fund FI Class - 06-713	36,867	338,349
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	20,000	614,979
Western Asset Core Plus Bond Fund R Class - 06-718	962	6,894
TOTAL	1,913,758,644	3,239,708,966

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2026, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2025 and 2024

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in surplus, and of cash flow for the years then ended, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flow for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP
One American Square, Suite 2100
Indianapolis, Indiana 46282
(317) 222 2202

www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 14, 2026

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2025 and 2024

(In thousands)

	2025	2024
Admitted assets
Bonds, at amortized cost (fair value of $10,512,977 and $10,689,170)	$10,387,947	$11,549,070
Stocks
Preferred, at cost (fair value of $14,999)	15,000	15,000
Common, at fair value
Affiliated (cost of $2,964)	9,264	10,951
Unaffiliated (cost of $68,990 and $68,521)	68,991	69,559
Mortgage loans	1,749,303	2,556,978
Real estate	87,662	88,592
Other invested assets	711,136	672,499
Receivables for securities	130	6,172
Securities lending reinvested collateral	414,066	356,960
Derivatives	11,734	13,634
Contract loans	900,061	771,468
Cash, cash equivalents and short-term investments (fair value of $286,545 and $373,052)	286,534	373,029
Total cash and invested assets	14,641,828	16,483,912
Other
Premiums deferred and uncollected	107,067	99,049
Reinsurance receivables	64,473	51,215
Investment income due and accrued	117,163	126,470
Federal income tax recoverable	43,573	57,729
Net deferred tax asset	112,051	122,283
Corporate owned life insurance	586,040	548,492
Admitted disallowed IMR	35,447	75,607
Other assets	37,412	74,007
Total admitted assets, excluding separate accounts	15,745,054	17,638,764
Separate account assets	20,006,808	22,098,831
Total admitted assets	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2025 and 2024

(In thousands, except share amounts)

	2025	2024
Liabilities and surplus
Policy reserves
Life reserves	$3,909,356	$3,713,686
Annuity reserves	6,843,395	9,702,761
Accident and health reserves	218,347	234,972
Other reserves	51,393	61,567
	11,022,491	13,712,986
Policy and contract liabilities
Deposit-type contracts	1,297,515	1,658,259
Policy claims in process of settlement	70,455	68,863
Policy dividends payable	41,423	35,339
Other policy and contract liabilities	28,968	19,330
	1,438,361	1,781,791
General liabilities and other reserves
Accrued commissions and general expenses	260,721	270,355
Taxes, licenses and fees	11,158	7,084
Asset valuation reserve	206,233	211,978
Payable for securities lending	414,066	356,960
Funds held under coinsurance	1,089,364	-
Derivatives	6,083	2,947
Other liabilities	124,809	186,213
Total liabilities, excluding separate accounts	14,573,286	16,530,314
Separate account liabilities	20,006,808	22,098,831
Total liabilities	34,580,094	38,629,145

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	379,250	369,250
Special surplus funds - admitted disallowed IMR	35,447	75,607
Unassigned surplus	677,071	583,593
Total surplus	1,171,768	1,108,450
Total liabilities and surplus	$35,751,862	$39,737,595

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Premium and other income
Premiums, net of reinsurance	$(22,293,967)	$5,244,462
Net investment income	655,745	742,119
Amortization (accretion) of interest maintenance reserve	(6,190)	(4,661)
Ceding commissions, expense allowances and reserve adjustments	122,694	66,442
Other income	65,654	183,139
Change in modified coinsurance on separate accounts	15,624,921	-
	(5,831,143)	6,231,501
Benefits and expenses
Benefits	1,152,832	5,536,792
Increase (decrease) in policy and contract reserves	(2,690,496)	805,547
Separate account transfers	(4,986,647)	(813,280)
General expenses	389,313	484,238
Commissions and service fees	207,665	212,298
Taxes, licenses and fees	30,899	36,904
Other expenses	7,057	3,249
	(5,889,377)	6,265,748
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	58,234	(34,247)

Dividends to policyholders	44,220	38,368
Federal income tax expense (benefit)	12,068	(38,101)
Net gain (loss) from operations before net realized capital gains (losses)	1,946	(34,514)

Net realized capital gains (losses), (excluding transfers to the IMR) less capital gains tax of ($14,695) and $13,977, excluding taxes transferred to the interest maintenance reserve of ($17,942) and ($18,039), in 2025 and 2024, respectively	9,208	(24,102)
Net income (loss)	$11,154	$(58,616)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Surplus, beginning of year	$1,108,450	$1,153,916

Net income (loss)	11,154	(58,616)
Change in unrealized gains (losses)	(14,631)	9,126
Change in net unrealized gains (losses) on foreign exchange	6,843	2,719
Change in net deferred income tax	(5,708)	20,148
Change in asset valuation reserve	5,745	(7,624)
Change in nonadmitted assets	24,080	(14,344)
Change in surplus as a result of reinsurance	32,515	-
Surplus adjustment paid in	10,000
Change in pension asset	(1,202)	3,125
Prior period adjustment	(5,478)	-
Surplus, end of year	$1,171,768	$1,108,450

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2025 and 2024

(In thousands)

	2025	2024
Cash from operations
Premiums and other policy considerations	$1,768,422	$5,243,091
Investment income	649,438	754,995
Other income	209,312	270,877
	2,627,172	6,268,963

Benefits and separate account transfers	1,445,040	4,718,927
Commissions and general expenses	361,718	735,892
Federal income taxes including ($32,637) and ($4,062) for 2025 and 2024, respectively, on capital gains (losses)	(36,182)	(21,070)
Dividends to policyholders	38,122	32,199
	1,808,698	5,465,948
Net cash provided (used) from operations	818,474	803,015

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	684,715	1,208,047
Stocks	-	10,011
Mortgage loans	183,742	220,243
Other invested assets	60,112	37,615
Miscellaneous proceeds	34,925	75,745
	963,494	1,551,661

Cost of investments acquired
Bonds	1,268,857	1,301,355
Stocks	470	1,712
Mortgage loans	247,576	346,683
Real estate	5,351	6,706
Other invested assets	116,964	103,247
Miscellaneous applications	121,483	43,333
	1,760,701	1,803,036
Increase in contract loans	128,593	117,560
Net cash provided (used) from investments	(925,800)	(368,935)

Cash from financing and miscellaneous sources
Paid in surplus	10,000	-
Net deposits on deposit-type contracts	(48,104)	(209,280)
Other sources (uses)	58,935	26,710
Net cash provided (used) from financing and miscellaneous sources	20,831	(182,570)
Net change in cash	(86,495)	251,510
Cash and cash equivalents, beginning of year	373,029	121,519

Cash and cash equivalents, end of year	$286,534	$373,029

Supplemental disclosures for non-cash transactions:
Capitalized interest	$6,731	$6,526
Transfers of invested assets under coinsurance ceded agreement, net of IMR	2,543,467	-

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-six percent of AUL’s direct premiums for the year ended December 31, 2025 were generated in six states: California, Texas, Indiana, Florida, Pennsylvania and Illinois.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2025 and 2024 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2025	2024
Audited statutory net income (loss), Indiana state basis		$11,154	$(58,616)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(9,034)	(17,429)
Statutory net income (loss), NAIC SAP		$20,188	$(41,187)

Audited statutory surplus, Indiana state basis		$1,171,768	$1,108,450
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(8,526)	508
Statutory surplus, NAIC SAP		$1,180,294	$1,107,942

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Correction of Error

In 2025, the Company identified an overstated receivable during a review of receivables, payables and suspense. As a result, 2024 total surplus and current federal income tax were both overstated by $1.4 million. The overstated receivable of $6.9 million within other assets was fully non-admitted at December 31, 2024, thus the write-down of the receivable did not impact net surplus, however the tax impact of the write down did impact surplus for $1.4 million. This was corrected directly through surplus in 2025.

Investments

Effective January 1, 2025, the Company adopted revisions to the NAIC SAP related to the Principles-Based Bond Definition (“PBBD”) project, which revised the definition, classification, accounting, and reporting of bond investments. The revised guidance primarily affects Statement of Statutory Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 - Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets, and requires the classification of debt securities based on a principles-based assessment of whether the instrument represents a creditor relationship and qualifies as either an Issuer Credit Obligation (“ICO”) or an Asset-Backed Security (“ABS”).

Upon adoption, the Company evaluated its investment portfolio under the revised guidance for potential reclassification of certain investments previously reported as bonds to other invested asset categories. However, all bond investments held by the Company and previously reported on Schedule D remained eligible for Schedule D reporting under the new bond definition. The adoption of this guidance did not result in a cumulative effect adjustment to surplus as of January 1, 2025.

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its asset-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee. Residual tranche investments are reported at the lower of amortized cost or market with income recognized using the Allowable Earned Yield method as prescribed by SSAP No. 21 – Other Admitted Assets.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2025, the cash surrender value in an investment vehicle is $586.0 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 26% stocks, 2% mortgage loans, 0% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Valuation adjustments for other-than-temporary impairments of asset-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $207.7 million and $157.1 million as of December 31, 2025 and 2024, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2025 and 2024 was $39.4 million and $29.9 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2025. The Company has also admitted a net negative (disallowed) IMR balance of $0.3 million related to its separate accounts.

Net negative (disallowed) IMR	$35,447
Admitted disallowed IMR	35,447
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,045,535
Admitted disallowed IMR % of adjusted capital and surplus:	3.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.3 million and $1.7 million for the years ended December 31, 2025 and 2024, respectively. Future lease commitments are as follows: 2026, $0.8 million; 2027, $0.8 million; 2028, $0.6 million; 2029, $0.1 million; 2030 and thereafter, $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, McCready & Keene, Inc. (sold in April 2025), and OneAmerica Retirement Services, LLC (sold in January 2025). Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2025 and 2024, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2025, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2025, statutory surplus was $675.8 million and $61.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2025 and 2024 for such services were $130.0 million and $128.9 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,883.4 million and $1,741.3 million at December 31, 2025 and 2024, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2025 and 2024 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2025 and 2024. The Company made no capital contribution to OAS in 2024 or 2025. The Company received dividends of $7.0 million from OAS in 2025 and no dividends in 2024.

The Company earned fees of $0.2 million and $0.8 million in 2025 and 2024, respectively, from the McCready & Keane Inc. management services agreement. During April 2025 McCready and Keane Inc. was sold.

The Company earned fees of $0.0 million and $0.1 million in 2025 and 2024, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2025 or 2024. During 2025 and 2024, the Company recognized a realized impairment loss of $0.7 million and $0.8 million, respectively, on its investment in RMS.

During 2024, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million. Effective January 1, 2025, OneAmerica sold OARS to Voya Financial as a part of the transaction described in Note 11.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $21.4 million and $11.2 million in 2025 and 2024, respectively. OAM also provides investment management services to AUL and fees for this service were $18.1 million and $15.7 million in 2025 and 2024, respectively.

Intercompany services are settled monthly.

4.	Investments

Revisions to SSAP No. 26 – Bonds, and SSAP No. 43 – Asset-Backed Securities adopted August 2023, to incorporate the Principles Based Bond Definition (“PBBD”) concepts were effective January 1, 2025. Bonds reported in the accompanying statutory financial statements are classified in accordance with the revised PBBD included in SSAP No. 26 – Bonds. Under this guidance, qualifying debt securities are classified as either Issuer Credit Obligations or Asset-Backed Securities based on an evaluation of the substance of the creditor relationship, the primary source of repayment, and substantive credit enhancements and meaningful cash flows, if applicable. The Company’s evaluation of its investment portfolio under the revised bond definition did not result in material changes to the classification of invested assets.

The transition guidance is to be applied prospectively beginning with the first year of adoption. The following disclosures have been modified to conform to the new bond categories and sub-categories as prescribed by the NAIC. For disclosures that provide comparative information, the prior year information is not restated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
		Unrealized		Fair
2025	Admitted	Gains	Losses	Value
Issuer credit obligations (unaffiliated)
U.S. government obligations	$3,903	$11	$-	$3,914
Non-U.S. sovereign jurisdiction securities	110,693	332	16,334	94,691
Municipal bonds - general obligations	143,610	1,590	26,897	118,303
Municipal bonds - special revenue	80,956	485	13,792	67,649
Corporate bonds	6,628,948	77,904	694,999	6,011,853
Single entity backed obligations	254,388	2,008	40,775	215,621
Bonds issued by funds representing operating entities	190,281	103	14,402	175,982
Bank loans - acquired	174,709	527	2,553	172,683
Other issuer credit obligations	63,656	1,960	623	64,993
Total issuer credit obligations	$7,651,144	$84,920	$810,375	$6,925,689

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed securities	$962,106	$21,150	$16,756	$966,500
Agency commercial mortgage-backed securities	276,479	411	33,053	243,837
Non-agency residential mortgage-backed securities	103,148	693	4,390	99,451
Non-agency commercial mortgage-backed securities	10,501	-	572	9,929
Non-agency – CLOs/CBOs/CDOs	887,889	1,928	4,772	885,045
Other financial asset-backed securities	348,588	1,720	17,012	333,296

Non-financial asset-backed securities – practical expedient
Lease-backed securities	14,032	40	430	13,642

Non-financial asset-backed securities – full analysis
Lease-backed securities	66,900	171	5,534	61,537
Other non-financial asset-backed securities	67,160	428	3,407	64,181
Total asset-backed securities	$2,736,803	$26,541	$85,926	$2,677,418

Total bonds	$10,387,947	$111,461	$896,301	$9,603,107

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
Total bonds	$11,549,070	$76,585	$1,112,678	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
2025	Value	Losses	Value	Losses	Value	Losses
Issuer credit obligations (unaffiliated)
Non-U.S. sovereign jurisdiction securities	$2,289	$41	$80,075	$16,293	$82,364	$16,334
Municipal bonds - general obligations	-	-	89,887	26,897	89,887	26,897
Municipal bonds - special revenue	1,922	17	57,419	13,775	59,341	13,792
Corporate bonds	428,785	6,579	4,034,871	688,420	4,463,656	694,999
Single entity backed obligations	17,031	241	145,531	40,534	162,562	40,775
Bonds issued by funds representing operating entities	-	-	160,879	14,402	160,879	14,402
Bank loans - acquired	33,130	451	39,315	2,102	72,445	2,553
Other issuer credit obligations	-	-	12,377	623	12,377	623
Total issuer credit obligations	483,157	7,329	4,620,354	803,046	5,103,511	810,375

Asset-backed securities (unaffiliated)
Financial asset-backed securities – self-liquidating
Agency residential mortgage-backed Securities	$44,884	$325	$234,296	$16,431	$279,180	$16,756
Agency commercial mortgage-backed securities	24,918	309	200,669	32,744	225,587	33,053
Non-agency residential mortgage-backed securities	9,582	64	52,771	4,326	62,353	4,390
Non-agency commercial mortgage-backed securities	-	-	9,928	572	9,928	572
Non-agency – CLOs/CBOs/CDOs	54,418	292	106,694	4,480	161,112	4,772
Other financial asset-backed securities	17,162	1,108	187,005	15,904	204,167	17,012

Non-financial asset-backed securities – practical expedient
Lease-backed securities	-	-	9,443	430	9,443	430

Non-financial asset-backed securities – full analysis
Lease-backed securities	-	-	56,813	5,534	56,813	5,534
Other non-financial asset-backed securities	10,484	16	35,954	3,391	46,438	3,407
Total asset-backed securities	161,448	2,114	893,573	83,812	1,055,021	85,926
Total bonds	$644,605	$9,443	$5,513,927	$886,858	$6,158,532	$896,301

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	6,803	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	75,910	38,124
Hybrid bonds	-	-	2,833	555	2,430,793	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
Total bonds	$1,588,788	$59,114	$5,290,705	$1,053,564	$8,902,772	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. In 2025, the Company reported $10.7 million of bond impairments related to other-than-temporary declines in fair value, of which $9.5 million was within coinsurance funds withheld investments and ceded to the reinsurer, for a net impact of $1.2 million. In 2024, the Company reported $78.5 million of bond impairments related to the intent to sell as a part of the Voya transaction described in Note 11. The impairment amounts were reported as realized losses and the ceded amounts were reported within other expenses, as required by statutory accounting principles. The book value of the impaired bonds was $20.6 million and $1,186.8 million at the time of the write-downs in 2025 and 2024, respectively.

The admitted value and estimated fair value of bonds at December 31, 2025, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Issuer credit obligations
Due in one year or less	$269,059	$266,703
Due after one year through five years	979,735	946,287
Due after five years through ten years	1,064,350	1,006,460
Due after ten years through twenty years	2,601,289	2,348,091
Due after twenty years	2,736,711	2,358,148
Total issuer credit obligations	7,651,144	6,925,689

Asset-backed securities
Due in one year or less	$296,096	$293,910
Due after one year through five years	649,547	639,785
Due after five years through ten years	974,297	957,244
Due after ten years through twenty years	615,026	592,384
Due after twenty years	201,837	194,094
Total asset-backed securities	2,736,803	2,677,417
Total bonds	$10,387,947	$9,603,106

Proceeds from sales of investments in bonds during 2025 and 2024 were $1,688.7 million and $270.9 million, respectively. Gross gains of $20.1 million and $0.4 million and gross losses of $4.5 million and $10.3 million were realized on those disposals in 2025 and 2024, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 6 CUSIPS with a total of $0.4 million of investment income generated.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Asset-backed securities owned at December 31, 2025 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$2,114
	12 months or longer	$83,813

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$161,448
	12 months or longer	$893,573

Total capital gains (losses) of ($85.4) million and ($85.9) million before tax were transferred to IMR in 2025 and 2024, respectively.

At December 31, 2025 and 2024, the common stock unrealized appreciation of $6.3 million and $9.0 million, respectively, is comprised of $7.9 million and $9.3 million of unrealized gains, respectively, and $1.6 million and $0.3 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2025 and 2024, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2025	2024
Interest	$613,399	$695,973
Dividends	14,200	7,981
Rental income	16,491	18,292
Other	56,165	59,250
Gross investment income	700,255	781,496

Less investment expenses	44,510	39,377
Net investment income	$655,745	$742,119

Net investment income includes $6.7 million and $6.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2025 and 2024, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2025	2024
Interest income due and accrued
Gross	$117,163	$126,470
Nonadmitted	-	-
Admitted	$117,163	$126,470

At December 31, 2025 and 2024, investments in bonds with an admitted asset value of $3.9 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $36.9 million and $56.3 million at December 31, 2025 and 2024, respectively. AUL had $414.4 million and $357.6 million outstanding commitments on its other invested assets portfolio as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Effective January 1, 2025, the Company elected to apply the Allowable Earned Yield method to all residual tranche investments in accordance with SSAP No. 21 – Other Admitted Assets, as revised by the PBBD. For residual tranche investments previously accounted for under the equity method, the Company recognized $4.5 million of unrealized gains as of December 31, 2024 on these positions as realized, with the $31.7 million carrying value at that date establishing the January 1, 2025 cost basis for subsequent measurement, as prescribed by the transition guidance for residual tranches in SSAP No. 21.

AUL did not hold any structured notes at December 31, 2025 or 2024.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	9,264	-	9,264	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,773	1,773	-	N/A	N/A	N/A	N/A	N/A
Total	$11,037	$1,773	$9,264

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2025, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Apartments	$309,571	17.6%	$561,539	22.0%
Industrial/warehouse	686,020	39.2%	797,157	31.2%
Medical office	4,618	0.3%	30,907	1.2%
Office	251,310	14.4%	288,702	11.3%
Retail	463,386	26.5%	841,712	32.8%
Other	36,050	2.1%	37,541	1.5%
Subtotal gross mortgage loans	1,750,955	100.1%	2,557,558	100.0%
Valuation allowance	(1,652)		(580)
Balance, end of year	$1,749,303		$2,556,978

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

During 2025, the minimum and maximum lending rates for mortgage loans were 4.5 percent and 6.9 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 76.6 percent. As of December 31, 2025 and 2024, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2025 or 2024.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

The Company did not consider any mortgage loans to be impaired for the years ended December 31, 2025 and 2024 and did not hold a related allowance for losses during those periods.

	2025 Unpaid Principal Balance	2024 Unpaid Principal Balance
Apartments	$309,571	$561,539
Industrial/warehouse	686,020	797,157
Medical office	4,618	30,907
Office	251,310	288,702
Retail	463,386	841,712
Other	36,050	37,541
Balance, end of year	$1,750,955	$2,557,558

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2025	2024
CM1 - high quality	$1,351,087	$2,140,900
CM2 - high quality	352,267	390,830
CM3 - medium quality	44,636	23,898
CM4 - low medium quality	1,314	1,350
CM5 - low quality	-	-
	-	-
Subtotal - CM category	1,749,304	2,556,978

Valuation adjustment	(1,652)	(580)

Total	$1,747,652	$2,556,398

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2025 or 2024. The Company did not restructure any mortgage loans in 2025 or 2024.

AUL had outstanding mortgage loan commitments of approximately $29.7 million and $22.3 million at December 31, 2025 and 2024, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2025, the fair value of derivative assets and liabilities were $13.5 million and $4.1 million, respectively. As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. The change in unrealized gains and losses was ($6.2) million and $2.0 million, net (loss) gain recognized in 2025 and 2024, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company received cash collateral from counterparties in the amount of $9.3 million and $13.4 million at December 31, 2025 and 2024, respectively. The Company maintained ownership of any collateral delivered. The Company delivered cash collateral to counterparties in the amount of $9.8 million and $10.8 million at December 31, 2025 and 2024, respectively. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2025		2024
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$41,600	$5,922	$35,150	$4,536
Written S&P 500 call options	41,600	(2,032)	35,150	(1,742)
Credit default swaps index	253,300	5,811	226,050	5,125
Foreign currency swaps	70,393	(8)	80,061	5,331
U.S. Treasury futures	105,300	(224)	127,000	(247)
Net fair value		$9,469		$13,003

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2025	2024	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$67,031	$66,561	$470	0.2%
On deposit with states	3,903	3,827	76	0.0%
Bonds held for the FHLBI collateral	582,660	756,971	(174,311)	1.6%
Bonds held for assumed reinsurance	77,017	102,811	(25,794)	0.2%
Mortgage loans held for the FHLBI collateral	1,426,333	1,443,350	(17,017)	4.0%
Collateral held under security lending agreement	414,066	356,960	57,106	1.2%
Total restricted assets	$2,571,010	$2,730,480	$(159,470)	7.2%

The Company held cash collateral at fair value in the amount of $414.4 million and $357.5 million as of December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2025 are as follows:

	2025		2024
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(248)	$(194)	$(378)	$(324)
30 Days or Less	73,593	73,594	80,655	80,657
31 to 60 Days	-	-	6,045	6,048
61 to 90 Days	-	-	13,300	13,309
91 to 120 Days	-	-	12,721	12,745
121 to 180 Days	1,731	1,731	35,411	35,461
181 to 365 Days	210,729	210,912	163,763	164,121
1 to 2 Years	126,970	127,037	45,443	45,520
2 to 3 Years	1,291	1,291	-	-
Greater than 3 Years	-	-	-	-
Subtotal	414,066	414,371	356,960	357,537
Securities received	-	-	-	-
Total collateral reinvested	$414,066	$414,371	$356,960	$357,537

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2025 and 2024 as follows:

	2025	2024
Description of Collateral	Amortized Cost	Amortized Cost
Asset backed securities	$33,382	$41,525
Issuer credit obligations	94,879	3,918
Total collateral extending beyond one year of the reporting date	$128,261	$45,443

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities lending reinvested collateral assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2025 and 2024 are as follows:

	2025	2024
Assets:
Asset backed securities	$33,382	$132,509
Issuer credit obligations	94,879	224,451
Cash, cash equivalents and short-term investments	285,805	-
Total securities lending collateral	$416,091	$358,984

Liabilities:
Payable for securities lending	$416,091	$358,984

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.5 million and $14.7 million for investment properties and $73.1 million and $73.8 million for the home office at December 31, 2025 and 2024, respectively. Depreciation expense on real estate amounted to $6.3 million and $5.7 million in 2025 and 2024, respectively.

Income from real estate for 2025 and 2024 includes $6.1 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2025 or 2024.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,051.4 million and $1,170.0 million as of December 31, 2025 and 2024, respectively. The amount of the related reserve was $8.7 million and $9.8 million, for December 31, 2025 and 2024, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2025	2024
Life and accident and health reserves
Individual, group and credit life policies	$4,559,343	$4,290,830
Annuities and deposit administration funds	11,569,028	11,760,689
Accident and health and other reserves	1,792,709	1,844,976
Less reinsurance ceded	(6,898,589)	(4,183,509)
	$11,022,491	$13,712,986

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2025		2024
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,329,180	4.0%	$1,416,780	4.0%
At book value less surrender charges	462,159	1.4%	414,750	1.2%
At market value	19,315,699	58.3%	21,403,353	60.4%
	21,107,038	63.7%	23,234,883	65.6%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,851,790	14.6%	5,421,970	15.3%
Not subject to discretionary withdrawal	7,161,259	21.6%	6,783,380	19.1%
	$33,120,086	100.0%	$35,440,233	100.0%
Less reinsurance ceded	(5,135,221)		(2,125,481)

	$27,984,865		$33,314,752

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2025:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$24,024	$27,035	$-	$-	$-
Universal Life	72,836	83,069	75,077	-	-	-
Other Permanent Cash Value Life Insurance	-	1,493,762	3,843,653	-	-	-
Variable Universal Life	9,947	9,694	5,785	163,246	159,096	163,435

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	607,774	-	-	-
Accidental Death Benefits	-	-	108	-	-	-
Disability - Active Lives	-	-	22,245	-	-	-
Disability - Disabled Lives	-	-	37,014	-	-	-
Miscellaneous Reserves	-	-	46,294	-	-	-
Total gross	$82,783	$1,610,549	$4,664,985	$163,246	$159,096	$163,435
Reinsurance Ceded	-	-	704,235	-	-	-
Total	$82,783	$1,610,549	$3,960,749	$163,246	$159,096	$163,435

Reconciliation of total life actuarial reserves at December 31, 2025

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,909,356
Accidental Death Benefits	104
Disability - Active Lives	6,815
Disability - Disabled Lives	30,272
Miscellaneous Reserves	14,203
Subtotal	$3,960,749
Separate Accounts Annual Statement
Life Insurance	$163,435
Accident and health	-
Miscellaneous reserves	-
Subtotal	$163,435
Combined Total	$4,124,184

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2025		2024
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,971	$10,970	$20,118	$10,463
Ordinary renewal	94,475	91,349	92,680	89,009
Group life	4,934	4,934	2,726	2,726
Group annuity	1,438	1,438	859	859
	$121,818	$108,691	$116,383	$103,057

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.4 million and $9.3 million at December 31, 2025 and 2024, respectively. This represented 3.0 percent and 3.1 percent of the total net premiums written for group life and health in 2025 and 2024, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts. At December 31, 2025 and 2024, separate accounts included $19,056.0 million and $615.8 million, respectively, attributable to balances reinsured pursuant to modified coinsurance arrangements.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2025	2024
Product
Life insurance	$163,761	$147,529
Individual annuities	281,615	294,089
Group annuities	19,561,432	21,657,213
Total	$20,006,808	$22,098,831

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2025	2024
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,172,381	$2,932,835
Transfers from separate accounts	7,247,021	3,820,487
Net transfers to (from) separate accounts	(5,074,640)	(887,652)

Reconciling adjustment (separate accounts statements does not include reinsurance)
Modified coinsurance treaties	5,066,749	74,372

Net separate account transfers as reported in the statements of operations	$(7,891)	$(813,280)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2025	2024
Premiums, considerations or deposits	$2,172,381	$2,932,835
Reserves at December 31
For accounts with assets at
Market value	$19,479,134	$21,550,397
Amortized cost	528,256	550,363
Total reserves	$20,007,390	$22,100,760

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,479,134	21,550,397
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	19,479,134	21,550,397
Not subject to discretionary withdrawal	528,256	550,363
Total	$20,007,390	$22,100,760

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension post-retirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Benefits plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2025	2024	2025	2024
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$60,454	$62,613
Service cost	-	-	747	1,048
Interest cost	-	-	3,173	3,149
Contribution by plan participants	-	-	1,331	1,315
Actuarial (gain) loss	-	-	1,749	(2,536)
Benefits paid	-	-	(5,102)	(5,135)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,352	$60,454

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

	Postretirement Benefits
	2025	2024
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,771	3,821
Plan participants' contributions	1,331	1,314
Benefits paid	(5,102)	(5,135)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,953	$63,492
Liability for pension benefits	(1,601)	(3,038)
Total liabilities recognized	$62,352	$60,454
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$747	$1,048
Interest cost	3,173	3,149
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(546)	(577)
Prior service cost or credit	629	606
Gain or loss recognized due to a settlement or curtailment	(106)	-
Total net periodic benefit cost	$3,897	$4,226

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$8,253	$3,645
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	629	606
Net gain and loss arising during the period	(1,247)	4,579
Net gain and loss recognized or transferred to parent	(546)	(577)
Items not yet recognized as a component of net periodic cost - current year	$7,089	$8,253

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,147)	(2,776)
Net recognized gains and (losses)	9,235	11,029

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2025	2024
Discount rate	5.74%	5.27%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2025	2024
Discount rate	5.41%	5.72%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along the yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2026 rate of 7.50% until the ultimate rate of 5.00% is reached in 2036.

The Company expects to contribute $4.2 million to its other post-retirement benefit plans in 2026.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2026	$4,152
2027	4,292
2028	4,271
2029	4,556
2030	4,972
Years 2031-2035	25,944

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($1.3) million and ($7.9) million for 2025 and 2024, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded post-retirement benefit obligation and the determination of the net post-retirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $5.0 million and $6.8 million for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $528.6 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2025 or 2024 plan year. The Company’s contribution to the plan was $2.2 million and $2.1 million in safe harbor matching contributions for 2025 and 2024, respectively. As of December 31, 2025, the fair value of the plan assets was $61.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other post-retirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other post-retirement benefit plans was $5.6 million and $7.1 million for 2025 and 2024, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2025
	Ordinary	Capital	Total
Gross deferred tax assets	$251,779	$2,434	$254,213
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	251,779	2,434	254,213
Deferred tax asset nonadmitted	(86,236)	-	(86,236)
Subtotal net admitted deferred tax asset	165,543	2,434	167,977
Deferred tax liabilities	(55,926)	-	(55,926)
Net admitted deferred tax asset	$109,617	$2,434	$112,051

(Increase) Decrease in nonadmitted tax asset			$(6,736)

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2025			2024
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	109,617	2,434	112,051	106,188	16,095	122,283
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	109,617	2,434	112,051	106,188	16,095	122,283
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	192,991	-	-	182,363
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	55,926	-	55,926	58,529	-	58,529
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$165,543	$2,434	$167,977	$164,717	$16,095	$180,812

Ratio percentage used to determine recovery period and threshold			893%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,286,607			$1,215,755

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2025		2024		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$251,779	$2,434	$244,217	$16,095	$7,562	$(13,661)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	1.6%	100.0%	0.5%	1.3%	1.1%	98.7%
Net admitted adjusted gross DTAs	165,543	2,434	164,717	16,095	826	(13,661)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.5%	100.0%	0.8%	1.3%	1.7%	98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2025	2024	Change
Gross deferred tax assets	$254,213	$260,312	$(6,099)
Deferred tax liabilities	55,926	58,529	(2,603)
Net deferred tax asset	198,287	201,783	(3,496)
Tax effect of unrealized gains (losses)	(5,108)	(7,320)	2,212
Net deferred income tax asset, excluding unrealized gains	$203,395	$209,103	$(5,708)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2025	2024
Deferred tax assets
Policyholder reserves	$101,462	$97,227
Investments	93	772
Deferred acquisition costs	46,113	42,012
Policyholder dividend accrual	4,773	3,747
Fixed and amortizable assets	257	426
Compensation and benefits accrual	39,964	39,996
Receivables nonadmitted	41,340	47,207
Net operating loss carryforwards	-	-
Tax credit carryforward	5,537	10,632
Initial consideration of Voya transaction	2,704	-
Other	9,536	6,299
Ordinary deferred tax assets	251,779	248,318
Statutory valuation allowance adjustment	-	(4,101)
Adjusted gross deferred tax asset	251,779	244,217
Nonadmitted deferred tax assets	(86,236)	(79,500)
Admitted ordinary deferred tax assets	$165,543	$164,717

Capital
Investments	2,434	16,095
Nonadmitted	-	-
Admitted deferred tax assets	$167,977	$180,812

Deferred tax liabilities
Investments	$11,786	$12,213
Fixed assets	22,023	24,413
Deferred and uncollected premium	21,512	19,961
Policyholder reserves	298	1,942
Other	307	-
Ordinary deferred tax liabilities	55,926	58,529
Capital - investments	-	-
Deferred tax liabilities	55,926	58,529

Net admitted deferred tax asset	$112,051	$122,283

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2025	2024
Tax benefit at the federal statutory rate	$(16,152)	$(35,414)
IMR for ceding commission	28,610	-
Tax preferenced investment income	(16,010)	(17,935)
Change in nonadmitted assets	6,471	2,484
Foreign tax credit carryforward	(4,654)	(10,632)
Difference between reported tax and book initial consideration - Voya	(4,124)	-
Valuation allowance foreign tax credit carryforward	(4,101)	4,101
Foreign tax credit receivable	(2,991)	(6,058)
OAS dividend	(1,470)	-
Other	(440)	1,144
Total income tax expense (benefit) incurred	$(14,861)	$(62,310)

Federal and foreign income taxes incurred	$(20,569)	$(42,162)
Change in net deferred income taxes	5,708	(20,148)
Total statutory income tax expense (benefit)	$(14,861)	$(62,310)

Federal income tax-operating	$12,068	$(38,101)
Federal income tax-capital gains (losses)	(32,637)	(4,061)
Federal income tax incurred (refunded)	$(20,569)	$(42,162)

The Company has the following tax attribute carryforwards:

Type	Amount	First Expiration Year	Last Expiration Year
Net operating loss	$-	-	-
Capital loss	-	-	-
Tax credits	5,537	2029	2034
Alternative minimum tax	-	-	-

There were no income taxes incurred in the current or prior years that are available for recoupment in the event of future net losses.

The Company does not have a liability for tax contingencies as of December 31, 2025 or 2024.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2021. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

As of December 31, 2025, the Company had $112.1 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2025 and 2024 was $0 and $4.1 million, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, were not more likely than not to be realized. The valuation allowance was released during 2025 because of the expected increase in net foreign source income resulting in all of the foreign tax credit carryforward being used before expiration. As of December 31, 2025, in the judgement of management no valuation allowance is needed.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2025 and 2024, life reinsurance assumed was approximately 16 and 17 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 percent of gross life insurance premium income in both 2025 and 2024. Premiums on accident and health reinsurance assumed were approximately 19 and 20 percent of gross accident and health premium income in 2025 and 2024, respectively.

Effective January 1, 2025, OneAmerica entered into an agreement to sell its full-service retirement plan business to Voya Financial, Inc (Voya). The transaction consisted of the sale of two of OneAmerica’s affiliates, OneAmerica Investment Advisory Services, LLC and OneAmerica Retirement Services, LLC and an indemnity reinsurance agreement with the Company for specified group annuity contracts. The transaction closed on January 2, 2025 and the Company received a ceding commission of $40.0 million. General account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and were ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million ceded through 100% indemnity modified coinsurance. The Company transferred invested assets at fair value to the reinsurer of $2,702.7 million and established a funds withheld at book value of $1,075.0 million. The Company paid a net amount of $6.7 million to finalize the transaction and as a result of the transaction, the after-tax net gain was $42.5 million and was deferred through surplus in accordance with SSAP No. 61. Additionally, on March 31, 2026, the Company received a gain contingency on this transaction of $101.3 million plus $1.6 million of accrued interest. The gain contingency will be deferred through surplus, after tax, at March 31, 2026.

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, as well as commercial mortgage loans, with a fair value of $2,543.5 million. In accordance with the agreement, the Company transferred the IMR created on the transaction, net of tax, of $125.4 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2025	2024
Reinsurance ceded on ordinary life in force	$46,009,532	$45,207,058
Reinsurance ceded on group and credit life in force	4,287,906	3,789,741
Life reinsurance premiums ceded	194,555	127,381
Annuity reinsurance premiums ceded	2,454,378	153,411
Accident and health reinsurance premiums ceded	44,836	45,215
Reinsurance recoveries	284,976	283,119

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2025 and 2024 by $6,898.6 million and $4,183.5 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2025 and 2024 by $73.7 million and $86.4 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 95 percent of the Company’s December 31, 2025 ceded reserves for life, annuity, and accident and health insurance. One of these reinsurers maintain A.M. Best ratings of A. Two reinsurers are not rated by A.M. Best. One reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company, which is AM Best rated A+, and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The other reinsurer is rated BBB+ by S&P Global Ratings. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2025, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2025 or 2024.

The Company did not commute any material ceded reinsurance in 2025 or 2024.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2025 and 2024 was $414.2 million and $236.5 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2025 and 2024, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2025 and in 2024. Total interest paid inception to date is $172.2 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2025 and 2024 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $116.7 million in 2026.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The Company paid no dividends in 2025 or 2024. The Company received $10.0 million in capital contribution from OneAmerica in 2025 and no capital contributions in 2024.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2025 is as follows:

Nonadmitted asset values	$(283,093)
Asset valuation reserve	$(206,233)
Net unrealized gain (losses)	$21,066
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2027. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2025 or 2024.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2025 and 2024, the carrying value of the FHLBI Class B common stock was $67.0 million and $66.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,239.4 million and $1,281.6 million of December 31, 2025 and 2024, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,241.6 million and $1,283.9 million at December 31, 2025 and 2024, respectively, including accrued interest. Interest paid was $51.5 million and $62.7 million in 2025 and 2024, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,923.5 million and $2,017.2 million at December 31, 2025 and 2024, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,350.1 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $30.0 million at December 31, 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2025	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$1,930	$1,959
Bonds - Industrial & misc.	-	-	902	902
Other invested assets	-	4,495	14,378	18,873
Derivatives	-	11,733	-	11,733
Separate account assets *	20,006,808	-	-	20,006,808
Total Assets	$20,006,837	$16,228	$17,210	$20,040,275

Liabilities
Derivatives	$-	$2,032	$-	$2,032

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Other	Short-term
	Industrial & misc.	Industrial & misc.	Imvested Assets	Investments	Total
Beginning Balance at January 1, 2024	$75,889	$300	$-	$9	$76,198
Transfer into level 3	1,712	2,070	-	-	3,782
Transfer out of level 3	-	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	-	(40)	(736)
Total gains (losses) included in surplus	(638)	836	-	31	229
Purchases	-	35	-	-	35
Issuances	-	-	-	-	-
Sales	(8,011)	(522)	-	-	(8,533)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$-	$70,975
Transfer into level 3	-	-	-	-	-
Transfer out of level 3	(66,561)	-	-	-	(66,561)
Total gains (losses) included in net income	-	-	-	-	-
Total gains (losses) included in surplus	(1,039)	10	(376)	-	(1,405)
Purchases	-	-	14,754	-	14,754
Issuances	-	-	-	-	-
Sales	-	(553)	-	-	(553)
Settlements	-	-	-	-	-
Ending Balance at December 31, 2025	$1,930	$902	$14,378	$-	$17,210

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2025					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds - Insurer credit obligations	$6,925,689	$7,651,143	$3,914	$6,585,081	$336,694	$-	$-
Bonds - Asset-backed securities	2,677,418	2,736,803		2,403,429	273,989	-	-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	78,255	78,255	29	-	78,226	-	-
Mortgage loans	1,688,261	1,749,303	-	-	1,688,261	-	-
Cash equivalents and short-term investments	67,137	67,127	48,991	13,997	4,149	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	13,521	11,734	-	13,521	-	-	-
Other invested assets	158,093	194,275	-	158,093	-	-	17,356
Securities lending reinvested collateral assets	414,371	414,066	-	414,371	-	-	-
Corporate owned life insurance	586,040	586,040	-	586,040	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	19,892,956	20,006,808	19,481,514	411,442	-	-	-
Liabilities
Derivatives	4,052	6,083	224	3,828	-	-	-
Payable for securities lending	414,371	414,066	-	414,371	-	-	-
Funding agreements	1,180,208	1,239,433	-	-	1,180,208	-	-

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$10,387,947	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	78,255	29	-	80,481	-	-
Mortgage loans	2,318,236	1,749,303	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	286,534	105,244	267,808	-	-	-
Contract loans	-	900,061	-	-	-	900,061	-
Derivatives	15,948	11,734	-	15,948	-	-	-
Other invested assets	649,710	711,136	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	414,066	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	586,040	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	20,006,808	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	6,083	247	2,698	-	-	-
Payable for securities lending	357,537	414,066	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2025 and 2024

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 30, 2026, the Company paid $77.9 million, which represented the remaining principal and interest due upon the maturity of the 7.75% surplus note. For more information on the surplus note and other financing sources, refer to Note 15 – Surplus Notes and Shareholder Dividends.

Additionally, on March 30, 2026, the Company received $102.9 million from Voya, which represented the Company’s gain contingency of $101.3 million and accrued interest of $1.6 million on the reinsurance transaction described in Note 11 – Reinsurance. The gain contingency, net of tax, will be deferred through surplus and the interest income will be recognized in the statement of operations in the first quarter of 2026.

Management has evaluated the impact of all subsequent events through April 14, 2026, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2025

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$39,542
Other bonds (unaffiliated)	444,107
Preferred stocks (unaffiliated)	1,020
Common stocks (unaffiliated)	6,180
Common Stocks (affiliated)	7,000
Mortgage loans	82,729
Real estate	16,491
Premium notes, contract loans and liens	42,965
Cash and cash equivalents	4,056
Derivative instruments	181
Other invested assets	53,698
Aggregate write-ins for investment income	2,286
Gross investment income	$700,255

Real estate owned—book value less encumbrances	$87,662

Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	1,750,955
Total mortgage loans	$1,750,955

Mortgage loans by standing—book value
Good standing	$1,750,955
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$1,750,955

Other long-term assets—statement value	$711,136
Common stock of parent, subsidiary, and affiliates—book value	$9,264

Bonds and short-term investments by NAIC Designation and maturity
Bonds by maturity—statement value
Due within one year or less	$628,284
Over 1 year through 5 years	1,649,282
Over 5 years through 10 years	2,008,646
Over 10 years through 20 years	3,216,315
Over 20 years	2,938,548
No maturity date	-
Total by maturity	$10,441,075

Bonds by NAIC Designation—statement value
NAIC 1	$6,341,301
NAIC 2	3,768,320
NAIC 3	271,176
NAIC 4	54,221
NAIC 5	5,155
NAIC 6	902
Total by NAIC Designation	$10,441,075

Total bonds publicly traded	$6,184,133
Total bonds privately placed	$4,256,942

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$78,255
Short-term investments - statement value	$4,133
Derivatives - statement value, net	$(224)
Cash (overdraft) on deposit	$219,407
Life insurance in force
Ordinary	$23,836,160
Credit life	$-
Group life	$54,503,544
Amount of accidental death insurance in force under ordinary policies	10,970
Life insurance policies with disability provisions in force
Ordinary	$4,544,258
Group life	$50,148,731

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$10,351
Income payable	$499
Ordinary—involving life contingencies
Income payable	$158
Group—not involving life contingencies
Amount on deposit	$(40)

Annuities
Ordinary
Immediate—amount of income payable	$41,535
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,027,347
Group
Amount of income payable	$456,403
Fully paid account balance	$877,468
Not fully paid account balance	$3,418,837
Accident and health insurance—premiums in force
Ordinary	$42,432
Group	$185,790
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2025

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2025	$42,717
2024	$21,836
2023	$6,574
2022	$3,805
2021	$3,761
Prior	$10,736
Other accident and health
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2025	$-
2024	$-
2023	$-
2022	$-
2021	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2025

(In thousands)

The Company’s gross investment holdings as filed in the 2025 Annual Statement are $14,641.8 million. Certain lines with zero balances have been hidden for presentation purposes.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. government obligations	$3,903	0.03%	$3,903	$-	$3,903	0.03%
1.03 Non-U.S. sovereign jurisdiction securities	110,693	0.76%	110,693	24,993	135,686	0.93%
1.04 Municipal bonds - general obligations (direct & guaranteed)	143,610	0.98%	143,610	-	143,610	0.98%
1.05 Municipal bonds - special revenue	80,956	0.55%	80,956	-	80,956	0.55%
1.06 Project finance bonds issued by operating entities	6,628,948	45.27%	6,628,948	33,836	6,662,784	45.51%
1.09 Single entity backed obligations	254,388	1.74%	254,388	-	254,388	1.74%
1.12 Bonds issued by funds representing operating entities	190,281	1.30%	190,281	-	190,281	1.30%
1.14 Bank loans - acquired	174,709	1.19%	174,709	-	174,709	1.19%
1.17 Other issuer credit obligations	63,656	0.43%	63,656	-	63,656	0.43%
1.18 Total issuer credit obligations	7,651,144	52.25%	7,651,144	94,879	7,746,023	52.90%
2. Asset-backed securities (Schedule D, Part 1, Section 2):
2.01 Financial asset-backed securities - self-liquidating	2,588,710	17.68%	2,588,710	11,151	2,599,861	17.76%
2.03 Non-financial asset-backed securities	148,093	1.01%	148,093	22,231	170,324	1.16%
2.04 Total asset-backed securities	2,736,803	18.69%	2,736,803	33,382	2,770,185	18.92%
3. Preferred Stocks (Schedule D, Part 2, Sections 1):
3.01 Industrial and Misc. (Unaffiliated)	15,000	0.10%	15,000	-	15,000	0.10%
3.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
3.03 Total Preferred Stocks	15,000	0.10%	15,000	-	15,000	0.10%
4. Common Stocks (Schedule D, Part 2, Sections 2):
4.01 Industrial and miscellaneous - publicly traded (unaffiliated)	29	0.00%	29	-	29	0.00%
4.02 Industrial and miscellaneous - other (unaffiliated)	68,962	0.47%	68,962	-	68,962	0.47%
4.03 Parent, subsidiaries and affiliates - publicly traded	9,264	0.06%	9,264	-	9,264	0.06%
4.09 Total common stocks	78,255	0.53%	78,255	-	78,255	0.52%
5. Mortgage Loans (Schedule B):				-
5.03 Commercial mortgages	1,750,955	11.96%	1,750,955	-	1,750,955	11.96%
5.05 Total valuation allowance	(1,652)	-0.01%	(1,652)	-	(1,652)	-0.01%
5.06 Total mortgage loans	1,749,303	11.95%	1,749,303	-	1,749,303	11.95%
6. Real estate (Schedule A):
6.01 Properties occupied by company	73,191	0.50%	73,191	-	73,191	0.50%
6.02 Properties held for production of income	14,471	0.10%	14,471	-	14,471	0.10%
6.03 Properties held for sale	-	0.00%
6.04 Total mortgage loans	87,662	0.60%	87,662	-	87,662	0.60%
7. Cash, cash equivalents, and short term investments:
7.01 Cash (Schedule E, Part 1)	219,407	1.50%	219,407	127,267	346,674	2.37%
7.02 Cash equivalents, (Schedule E, Part 2)	62,994	0.43%	62,994	26,330	89,324	0.61%
7.03 Short-term investments (Schedule DA)	4,133	0.03%	4,133	132,208	136,341	0.93%
7.04 Total cash, cash equivalents and short-term investments	286,534	1.96%	286,534	285,805	572,339	3.91%
8. Contract Loans	900,061	6.15%	900,061	-	900,061	6.15%
9. Derivatives (Schedule DB)	11,734	0.08%	11,734	-	11,734	0.08%
10. Other Invested Assets (Schedule BA)	712,909	4.87%	711,136	-	711,136	4.86%
11. Receivables for Securities	130	0.00%	130	-	130	0.00%
12. Securities Lending (Schedule DL, Part 1)	414,066	2.83%	414,066	xxx	xxx	xxx
13. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
14. Total Invested Assets	$14,643,601	100.00%	$14,641,828	$414,066	$14,641,828	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2025

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $15,745.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANKS	$67,031	0.4%
2.02	NORTHROP GRUMMAN CORP	60,515	0.4%
2.03	TC ENERGY CORP	52,309	0.3%
2.04	NEXTERA ENERGY INC	52,152	0.3%
2.05	LOCKHEED MARTIN CORPORATION	50,904	0.3%
2.06	RTX CORP	50,557	0.3%
2.07	ONEOK INC	49,651	0.3%
2.08	PHILLIPS 66	48,951	0.3%
2.09	EXXON MOBIL CORP	48,710	0.3%
2.10	ALLIANT ENERGY CORP	46,718	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,355,300	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	3,768,321	23.9%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	271,176	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	54,221	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	5,155	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	902	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$1,737,503	11.0%
4.02	Foreign-currency-denominated investments	74,219	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,606,083	10.2%
5.02	Countries rated NAIC-2	106,222	0.7%
5.03	Countries rated NAIC-3 or below	25,198	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$770,033	4.9%
6.02	Country:	Australia	272,194	1.7%

	Countries rated NAIC-2
6.03	Country:	Mexico	$66,306	0.4%
6.04	Country:	Indonesia	9,623	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$18,000	0.1%
6.06	Country:	Columbia	4,530	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$45,417	0.3%
10.02	INVESCO LTD	29,025	0.2%
10.03	CSL LTD	28,568	0.2%
10.04	SIEMENS AG	26,103	0.2%
10.05	AMERICA MOVIL SAB DE CV	24,555	0.2%
10.06	BAE SYSTEMS PLC	23,000	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	22,922	0.1%
10.08	PERNOD-RICARD SA	22,696	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	20,909	0.1%
10.10	DEUTSCHE POST AG	20,615	0.1%

11.	not applicable because the Company’s total admitted assets held in Canadian investments and unhedged Canadian currencies are less than 2.5% of admitted assets.

12.	Not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$67,031	0.4%
13.03	NEUBERGER BERMAN	56,034	0.4%
13.04	HARBOURVEST	30,936	0.2%
13.05	PIMCO	30,495	0.2%
13.06	BLACKROCK	30,446	0.2%
13.07	HGGC	24,863	0.2%
13.08	BLACKSTONE	24,110	0.2%
13.09	KKR	20,347	0.1%
13.10	INVESCO	18,398	0.1%
13.11	SHENKMAN	17,395	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$600,823	3.8%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$67,031	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	27,294	0.2%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	24,110	0.2%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$95,955	$95,955	$-
14.07	HARBOURVEST	67,804	67,804	-
14.08	PIMCO	40,560	40,560	-
14.09	BLACKROCK	39,478	39,478	-
14.10	HGGC	30,495	30,495	-
14.11	BLACKSTONE	30,446	30,446	-
14.12	KRR	24,863	24,863	-
14.13	INVESCO	24,110	24,110	-
14.14	SHENKMAN	20,347	20,347	-
14.15	RED REEF PARTNERS	18,398	18,398	-

15.	Not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$31,898	0.2%
16.03	Commercial	26,287	0.2%
16.04	Commercial	25,558	0.2%
16.05	Commercial	25,474	0.2%
16.06	Commercial	21,250	0.1%
16.07	Commercial	21,185	0.1%
16.08	Commercial	20,916	0.1%
16.09	Commercial	19,847	0.1%
16.10	Commercial	19,262	0.1%
16.11	Commercial	18,733	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$15,000	0.1%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	26,355	0.2%	-	0.0%
17.05 below 70%	-	0.0%	1,707,609	10.8%	-	0.0%

18.	Not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

19.	Not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2025

(In thousands)

20.	Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,442,798	34.6%	$5,341,372	$5,225,520	$5,262,619
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

21.	Not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$254,240	1.6%	$148,441	$1,072	$71,953
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,739	0.0%	$2,254	$1,578	$960
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2025

(In thousands)

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2025

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2025 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules